File No. 033-31375

811-5929

As filed with the Securities and Exchange Commission on April 24, 2020

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.    ☐

Post-Effective Amendment No. 49 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 51

(Check appropriate box or boxes)

AUL AMERICAN UNIT TRUST

(Exact Name of Registrant)

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

(Name of Depositor)

One American Square, Indianapolis, Indiana 46206-0368

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number: (317) 285-1880

Sean P. McGoff

Chief Compliance Officer of the Separate Accounts

American United Life Insurance Company

One American Square

Indianapolis, Indiana 46206-0368

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ On May 1, 2020 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on (date) pursuant to paragraph (a)(1) of Rule 485

☐ this post-effective amendment designates a new effective date for a previously filed amendment

Title of Securities Being Registered: Units of Interest in a Separate Account Under Variable Annuity Contracts.

PROSPECTUS FOR

AUL AMERICAN UNIT TRUST

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-0368

Telephone: (800) 249-6269

May 1, 2020

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Prospectus

AUL American Unit Trust

GROUP VARIABLE ANNUITY CONTRACTS

Offered By

American United Life Insurance Company®

One American Square, Indianapolis, Indiana 46206-0368

(800) 249-6269

Annuity Service Office Mailing Address: P.O. Box 6148, Indianapolis, Indiana 46206-6148

This Prospectus describes group variable annuity contracts ("Contracts") offered by American United Life Insurance Company® ("AUL" or the "Company"). Any qualified Employer, trust, custodian, association, or other entity may enter into the Contracts.

This Prospectus describes Contracts that allow ongoing Contributions that can vary in amount and frequency ("Recurring Contribution Contracts") and Contracts that allow only a single contribution to be made ("Single Contribution Contracts"). All of the Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed Annuity payments to begin on a future date.

A Participant may allocate Contributions to the AUL American Unit Trust, a separate account of AUL (the "Variable Account"). The Variable Account is divided into Investment Accounts. These Investment Accounts invest in the corresponding portfolio companies listed in this Prospectus beginning on page 287.

A Contract Participant does not own shares of the Fund; instead, units in the Variable Account are credited to his or her Account. For example, if a Participant decides to allocate his or her Contributions to the Pioneer Equity Income Portfolio, units of that Investment Account would be credited to the Participant's Account based on the amount of those Contributions and the then-current Accumulation Unit Value of that Investment Account. The Variable Account would, in turn, buy shares of the Pioneer Equity Income Portfolio.

A Participant's Account Value will fluctuate depending on the investment performance of the underlying Fund portfolio. These amounts are not guaranteed. Alternatively, instead of allocating Contributions to the Variable Account, a Participant may allocate Contributions to AUL's Fixed Interest Account ("FIA") or Stable Value Account ("SVA"). A contract contains either the FIA or the SVA. Contributions to the FIA will earn interest at rates that are paid by AUL as described in "The Fixed Interest Account." Contributions to the SVA will earn interest at rates that are paid by AUL as described in "The Stable Value Account." A Participant may allocate Contributions to one or more of the Investment Accounts, but not all of the Investment Accounts may be available under a specific Contract. The Investment Accounts available under a Contract depend on which Investment Accounts the Contract Owner chooses.

This Prospectus provides information about the Contracts and the Variable Account that a prospective investor should know before investing. Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 2020, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the SAI without charge by calling or writing AUL at the telephone number or address indicated above. The table of contents of the SAI is located at the end of this Prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be accompanied by a current Prospectus for each Fund being considered. Each of these prospectuses should be read carefully and retained for future reference.

The date of this Prospectus is May 1, 2020

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DEFINITIONS

Various terms commonly used in this Prospectus are defined as follows:

Account Date – The date on which a Participant's initial Contribution is credited to a Participant's Account and on which AUL begins to determine account values. It is the date used to determine account years and account anniversaries.

Accumulation Period – The period commencing on a Participant's Account Date and terminating when the Participant's Account is closed, either through withdrawal, annuitization, payment of charges, payment of the death benefit, or a combination thereof.

Accumulation Unit – A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

Annuitant – The person or persons upon whose life or lives Annuity payments depend.

Annuity – A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

Annuity Commencement Date – The first day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

Annuity Options – Options under a Contract that prescribe the provisions under which a series of Annuity payments are made.

Annuity Period – The period during which Annuity payments are made.

AUL – American United Life Insurance Company®

Beneficiary – The person having the right to the death benefit, if any, payable upon the death of a Participant, an Annuitant or another Beneficiary.

Benefit Responsive – Certain types of Contracts in which withdrawal charges are not applied for payment of benefits associated with retirement, death, disability, certain terminations of employment, unforeseeable emergency, hardship, loans, required minimum distribution under the Internal Revenue Code, or long-term care facility and terminal illness benefit riders.

Business Day – A day on which both AUL's Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving, but AUL may not be open for business on other days.

Contract Date – The date shown as the Contract Date in a Contract. It will not be later than the date any Contribution is accepted under a Contract, and it is the date used to determine Contract Years and Contract anniversaries.

Contractowner Account – Any account of a contractowner, participant, annuitant, or beneficiary to which (net) purchase payments under a variable annuity contract are added and from which administrative or transaction charges may be subtracted.

Contract Year – A period beginning with one Contract anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract anniversary. The first Contract Year may, at the request of the Owner, be less than twelve (12) months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a twelve (12) month period, unless a change in the Owner's accounting year is made.

Contributions – Any amount deposited under a Contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 or 409A Program. Depending on the type of Contract, Contributions may be made on a recurring basis or on a single-premium basis.

Corporate Office – The Annuity Service Office at AUL's principal business office, One American Square, Indianapolis, Indiana 46206-0368.

Depositor – The primarily responsible for the organization of the Registrant and the person who has continuing functions or responsibilities with respect to the administration of the affairs of the Registrant other than the trustee or custodian. The term includes sponsoring insurance company that establishes and maintains the separate account.

Employee Benefit Plan – A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code. This term also includes Health Savings Accounts, Health Reimbursement Arrangements, and other post-employment benefit plans discussed on page seven (7).

Employer – An Employer, such as a tax-exempt or public school organization, with respect to which a Contract has been entered into for the benefit of its employees. In some cases, a trustee or custodian may act as the Owner for Participants. In this case, certain rights usually reserved to the Employer will be exercised either directly by the employees or through such trustee or custodian, who will act as the agent of such employees.

Employer Sponsored 403(b) Program – A 403(b) Program funded with a Contract that allows the Owner to terminate the Contract and transfer the Contract assets to another funding medium.

Fixed Interest Account ("FIA") – An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The FIA may not be available under all Contracts.

DEFINITIONS (continued)

Funds – A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

General Account – All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

Investment Account – One or more of the subdivisions of the Variable Account. Each Investment Account invests in a corresponding portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts.

IRS – Internal Revenue Service.

Owner – Also referenced herein as "Contract Owner", Employer, association, trust, or other entity entitled to the ownership rights under the Contract and in whose name or names the Contract is issued. A trustee, custodian, administrator, or other person performing similar functions may be designated to exercise an Owner's rights and responsibilities under certain Contracts. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.

Participant – An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to AUL by the Owner or other duly authorized entity.

Participant's Account – An account established for each Participant. In some contracts, Participants' Accounts are not maintained.

Participant's Account Value – The current value of a Participant's Account under a Contract, which is equal to the sum of a Participant's Fixed Interest Account Value, Stable Value Account Value and Variable Account Value. When the account is established, it is equal to the initial Contribution, and thereafter will reflect the net result of Contributions, investment performance, charges deducted, loans, and any withdrawals taken.

Participant's Fixed Interest Account Value – The total value of a Participant's interest in the FIA.

Participant's Stable Value Account Value – The total value of a Participant's interest in the Stable Value Account.

Participant's Variable Account Value – The total value of a Participant's interest in the Investment Accounts of the Variable Account.

Participant's Withdrawal Value – A Participant's Account Value minus the applicable withdrawal charge and minus the Participant's outstanding loan balances, if any, and any expense charges due thereon.

Plan – The retirement plan or other type of Employee Benefit Plan, in connection with which the Contract is issued, and any subsequent amendment to such a plan.

Portfolio Company – Any company in which the Registrant invests.

Registrant – The term "Registrant" means the separate account (as defined in Section 2(a)(37) of the 1940 Act [15 U.S.C. 80a-2(a)(37)] which offers the variable annuity contracts.

Stable Value Account ("SVA") – An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The SVA may not be available under all Contracts.

Valuation Date – Each date on which the Variable Account is valued, which currently includes each Business Day.

Valuation Period – A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins following the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Variable Account – The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.

Variable Annuity Contract – Any accumulation contract or annuity contract, any portion thereof, or any unit of interest or participation therein pursuant to which the value of the contract, either during an accumulation period or after annuitization, or both, varies according to the investment experience of the separate account in which the contract participates. Unless the contract otherwise requires, the term refers to the variable annuity contracts being offered pursuant to the Registration Statement prepared on this Form.

Vested – A legally fixed immediate right of ownership.

403(b) Program – An arrangement by a public school organization or a religious, charitable, educational, or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided in Section 403(b) of the Internal Revenue Code.

408 or 408A Program – A program of individual retirement annuities, including a traditional IRA, a Simplified Employee Pension, SIMPLE IRA, or Roth IRA established by an Employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 or 409A Program – A 457 Program is a plan established by a unit of a state or local government or a tax-exempt organization (other than a church) under Section 457 of the Internal Revenue Code. A 409A Program is a deferred compensation plan that does not qualify as an eligible 457(b) deferred compensation plan.

SUMMARY

This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts themselves provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Interest Account" and "The Stable Value Account" section of this Prospectus briefly describe the FIA and the SVA.

Purpose of the Contracts

The group variable annuity contracts ("Contracts") described in this Prospectus were generally designed by AUL for use with group retirement programs that qualify for favorable tax-deferred treatment as retirement programs under Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code. While variable annuities may provide a Contract Owner or a Participant with additional investment and insurance or annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give Employers and employees and other Participants in programs flexibility to attain their investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments. During the Accumulation Period, the Owner or a Participant (depending on the Contract) can allocate Contributions to the various Investment Accounts of the Variable Account or to the FIA or SVA. See the Section "The Contracts" later in this Prospectus.

Additionally, a Contract may be used to accept Contributions as a funding vehicle for a Plan Sponsor-provided: (1) Health Savings Account (HSA) established pursuant to Internal Revenue Code Section 223 that is used exclusively to reimburse incurred qualified medical expenses for "medical care" as defined in Code Section 213(d); (2) Health Reimbursement Arrangement (HRA) accident and health plan that is used exclusively to reimburse expenses incurred for such medical care; or (3) plan that is used to provide post-employment non-pension benefits (which may include unused sick and vacation leave time benefits or certain health care benefits) for former employees.

Types of Contracts

AUL offers several types of Contracts that are described in this Prospectus. Recurring Contribution Contracts are available for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and also for use with HRA, HSA and other post-employment benefit ("OPEB") plans. AUL also offers single Contribution Contracts which are only available for use in connection with retirement programs that meet the requirements of Sections 403(b), 408 and 408A of the Internal Revenue Code.

The Variable Account and the Funds

AUL will allocate Contributions designated to accumulate on a variable basis to the Variable Account. See the Section "Variable Account" later in this Prospectus. The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the portfolios listed in the table starting on page 287.

Each of the Funds has different principal investment strategies, investment objectives and risks. An Owner or a Participant (depending on the Contract) may allocate Contributions to one or more of the Investment Accounts available under a Contract. A Participant's Account Value will increase or decrease in dollar value depending upon the investment performance of the corresponding Fund in which the Investment Account invests. These amounts are not guaranteed. The Owner or the Participant bears the investment risk for amounts allocated to an Investment Account of the Variable Account.

Fixed Interest Account and Stable Value Account

An Owner or a Participant (depending on the Contract) may allocate Contributions to the FIA or to the SVA, which are part of AUL's General Account. Amounts allocated to the FIA or to the SVA earn interest at rates periodically determined by AUL. The FIA rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1 percent to 4 percent, depending on the Contract. The SVA has no minimum credited interest rate guarantee. See the Sections "The Fixed Interest Account" and "The Stable Value Account" later in this Prospectus.

Contributions

For Recurring Contribution Contracts, Contributions may vary in amount and frequency. A Plan may impose maximum and minimum Contribution limits depending on the type of Plan. In a Single Contribution Contract, Participants must make Contributions of at least $1,000 or $5,000, depending on the Contract. See the Section "Contributions under the Contracts" later in this Prospectus.

Transfers

An Owner or a Participant (depending on the Contract) may transfer part or all of his or her Variable Account Value among the Investment Accounts available under the Contracts or to the FIA or SVA, if available under a Contract, at any time during the Accumulation Period, subject to certain restrictions. Similarly, an Owner or a Participant may transfer part or all of his or her FIA or SVA value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. For a detailed explanation of transfer rights and restrictions, please refer to the Section "Transfers of Account Value" later in this Prospectus.

Withdrawals

The Participant may surrender or take a withdrawal from the Account Value at any time before the Annuity Commencement Date, subject to the limitations under any applicable Plan, the Contract and applicable law. See the Section "Cash Withdrawals" later in this Prospectus.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "Constraints on Withdrawals." In addition, distributions under certain retirement programs may result in a tax penalty. See the Section "Tax Penalty" later in this Prospectus. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment ("MVA"). See the Sections "Withdrawal Charge" and "The Fixed Interest Account" later in this Prospectus.

The Death Benefit

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. Generally, the amount of the death benefit is equal to the Vested portion of the Participant's Account value minus any outstanding loan balances and any due and unpaid charges on those loans. Some Contracts may contain a provision for a guaranteed minimum death benefit. A death benefit will not be payable if the Participant dies on or after the Annuity Commencement Date, except as may be provided under the Annuity Option elected. See the Sections "The Death Benefit" and "Annuity Options" later in this Prospectus.

Death Benefits and Multiple Beneficiaries

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remain fully invested in the separate account options selected by the contractholder and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.

Annuity Options

The Contracts provide for several fixed Annuity Options, any one of which may be elected if permitted by the applicable Plan and applicable law. AUL will pay fixed and guaranteed payments under the Annuity Options. See the Section "Annuity Period" later in this Prospectus.

Charges

Depending on the Contract, AUL may deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges are described below.

Withdrawal Charge

AUL does not impose a sales charge at the time a Contribution is made to a Participant's Account under a Contract. If a Participant makes a cash withdrawal, whether the full amount of his or her Account Value or a partial amount of his or her Account Value, or the Owner surrenders the Contract, AUL may assess a withdrawal charge (which may also be referred to as a contingent deferred sales charge). In most Contracts, the withdrawal charge only applies where the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. AUL will not assess a withdrawal charge upon the payment of a death benefit under a Contract. Under certain Contracts known as "Benefit Responsive" Contracts, AUL will not impose withdrawal charges under certain circumstances. See the Section "Withdrawal Charge" later in this Prospectus.

Premium Tax Charge

Various states impose a tax on premiums received by insurance companies. AUL assesses a premium tax charge to reimburse itself for premium taxes that it incurs, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity, which usually will be deducted at the time Annuity payments commence. Premium taxes currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. See the Section "Premium Tax Charge" later in this Prospectus.

Asset Charge

AUL deducts a daily charge in an amount not greater than an annual rate of 1.25 percent of the average daily net assets of each Investment Account of the Variable Account, depending upon your Contract. Provided that certain contractual and underwriting conditions are met, some Contracts may have a portion of this charge offset in the form of a credit of Accumulation Units to Participant Accounts. See the Sections "Asset Charge" and "Variable Investment Plus" later in this Prospectus.

Administrative Charge

AUL may deduct from a Participant's Account an Administrative Charge to a maximum of $75 per year, deducted quarterly in equal installments. For some Contracts, the Administrative Charge may be completely waived. The charge is only assessed during the Accumulation Period. An Administrative Charge will not be imposed in certain Contracts if the value of a Participant's Account is equal to a certain minimum on the last day of each Contract Year quarter. See the Section "Administrative Charge" later in this Prospectus.

Additional Charges and Fees

Some Contracts may contain additional charges and fees for services such as loan initiation, loan maintenance, non-electronic transfers, distributions, providing investment advice, brokerage window services, guaranteed minimum death benefit and contract termination. See the "Expense Table" and the Section "Additional Charges and Fees" later in this Prospectus.

Expenses of the Funds

Each Investment Account of the Variable Account purchases shares of a corresponding Fund. The price of the shares reflects investment advisory fees and other expenses paid by each Fund. In addition, some Funds may charge a redemption fee for short-term trading. Please consult the Funds' Prospectuses for a description of these fees and expenses.

Ten-Day Free Look

Under 403(b), 408, 408A and certain HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.

Termination by the Owner

An Owner of a Contract acquired in connection with an Employee Benefit Plan, a 457 or 409A Program, or an Employer Sponsored 403(b) Program may terminate the Contract by sending proper written notice of termination to AUL at the Corporate Office. Upon termination of such a Contract, the Owner may elect from the payment options offered under the Contract. Under one payment option available under certain Contracts, AUL may assess an investment liquidation charge (or in some Contracts, apply a positive or negative MVA) on a Participant's Fixed Interest Account Withdrawal Value. This option is currently not available to Guaranteed Benefit Employer Sponsored 403(b) Contracts. Under another payment option, AUL will not assess an investment liquidation charge or MVA. However, amounts attributable to the aggregate Withdrawal Values derived from the FIA of all Participants under the Contract shall be paid in five (5), six (6), seven (7), or eleven (11) approximately equal annual installments, depending on the Contract. The aggregate Guaranteed SVA Account Value (as defined in the Contract) of all Participants under the Contract, plus interest as determined in the Contract, minus any applicable Withdrawal Charge, shall be paid out three hundred sixty-five (365) days or, in some Contracts, 1,095 days (3 years), following the date that AUL receives notice of Contract termination from the Owner. An earlier payout may be arranged at AUL's discretion. For more information on termination by an Owner, including information on the payment options and the investment liquidation charge or the MVA, see the Section "Termination by the Owner" later in this Prospectus.

Contacting AUL

Individuals should direct all inquiries, notices, and forms required under these Contracts to AUL at the address of the Annuity Service Office provided in the front of this Prospectus.

EXPENSE TABLE

The following tables describe the fees and expenses that the Owner or Participant will pay when buying, owning or surrendering the Contract. The first table describes the fees and expenses that the Owner or Participant will pay at the time that the Owner or Participant buys the Contract, surrenders the Contract, or takes a withdrawal from the Participant's Account Value or transfers Participant's Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge."

Annual Fees
Maximum Total Separate Account Annual Expenses (Asset Charges)(1)	1.25%
Maximum Administrative Charge(2)	$75
Fees Paid Per Occurrence
Maximum Deferred Sales Load (Withdrawal Charge)(3)	8%
Maximum Loan Initiation Fee(4)	$100
Maximum Loan Administration Fee(5)	$50
Maximum Annual Charge for Non-Electronic Transfers(6)	$5
Maximum Charge for Non-Electronic Contributions	$1,000
Maximum Distribution Fee(7)	$60
Maximum Contract Termination Individual Participant Check Fee(8)	$100
Optional Fees
Maximum Brokerage Window Fee(9)	$100
Maximum Investment Advice Provider Fee(10)	1.00%
Maximum Managed Account Service Fee(10)	1.00%
Maximum Plan Sponsor Investment Option Advisory(11)	$1,500
Maximum Guaranteed Minimum Death Benefit Option (per year)(12)	0.20%

(1) This charge may be less than 1.25 percent for certain Contracts. A Contract's Asset Charge may be 0.00 percent, 0.25 percent, 0.50 percent, 0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent. Furthermore, a portion of the Asset Charge may be credited back to a Participant's Account in the form of Accumulation Units. A Contract's Asset Charge is calculated by dividing the Asset Charge percentage by 365 and multiplying the quotient by the number of actual days elapsed during the year. Please refer to your Contract for details regarding the Asset Charge applicable to you.

(2) The Administrative Charge may be less than $75 per year, based on the size of the Participant's Account and/or the type of Contract.

(3) The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of the Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years, 4 percent of the Account Value in excess of any applicable 10 percent free-out for the next five (5) years, and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. The charge for any withdrawal will be calculated by multiplying the Account Value withdrawn by the applicable withdrawal charge percentage. See the section "Withdrawal Charges" later in this Prospectus.

(4) AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested. If permitted by the Contract, the Owner has sole discretion to allow a Participant to take a Plan loan withdrawal against his or her Account. The Owner has sole discretion to set and charge an interest rate on any Plan loan withdrawn by a Participant. Plan loan interest rates are typically tied to prime rates. AUL will facilitate the calculation and recordkeeping of the interest charged against a loan withdrawal, but AUL does not keep any of the interest calculated. Please refer to your Contract for details regarding the availability of Plan loans and the interest rates applicable to you.

(5) AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.

(6) AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between investment options, which will either be billed to the Owner or deducted from the Participant's Account.

(7) AUL may bill the Owner for a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(8) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(9) The Brokerage Window is only available with certain Employer Sponsored Contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account.

(10) Investment Advice Provider Fee and Managed Account Service Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is one percent of the total Account Value annually, paid in 0.25 percent quarterly installments. No portion of these fees are retained by AUL.

(11) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, the maximum fee of $1,500 applies to plans with assets under $20,000,000. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.

(12) This charge only applies to certain IRA Contracts. The Maximum Guaranteed Minimum Death Benefit Option is calculated by dividing the percentage by 365 and multiplying the quotient by the number of actual days elapsed during the year. This fee is paid in quarterly installments of 0.05%.

EXPENSE TABLE (continued)

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner or Participant may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Fund Annual Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution fees and/or service (12b-1) fees, acquired fund fees and expenses ("AFFE"), and other expenses*)	0.02%	2.62%

* In addition, some Funds may charge a redemption fee for short-term trading in their Fund. Please consult the Fund prospectus for details.

Example

Assuming deduction of the MAXIMUM % amount for Total Fund Annual Operating Expenses:

Maximum Total Fund Operating Expenses:	2.62%

The Example is Intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,203	$2,168	$3,135	$5,195

(2) If you annuitize at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$482	$1,447	$2,413	$4,833

(3) If you do not surrender your contract:

1 Year	3 Years	5 Years	10 Years
$482	$1,447	$2,413	$4,833

Additional Assumptions:

Annual M&E Charge:	1.25%
Maximum GMDB Option:	0.20%
Maximum Admin. Charge:	$75
Surrender Charges:	8% for years 1-5, 4% for years 6-10, 0% for years 11+
These surrender charges are reduced by 10% due to the free-out provision in these contracts.
This is the maximum surrender charge scale imposed on such contracts.
For example, if the participant surrenders at the end of the fifth year, there will be a Surrender Charge of 8% x 0.90 = 7.2% of the Account Value charged to the participant.

CONDENSED FINANCIAL INFORMATION

The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the year of first deposit or the ten-year period from January 1, 2010 through December 31, 2019.

The following table should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2019. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Public Registered Accounting Firm.

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AB Core Opportunities Fund R Class – 06-148
Band 125
2019	$2.28	$2.85	182,869
2018	2.38	2.28	297,592
2017	1.97	2.38	250,602
2016	1.86	1.97	264,753
2015	1.79	1.86	274,808
2014	1.61	1.79	395,210
2013	1.23	1.61	506,963
2012	1.08	1.23	234,076
2011	1.04	1.08	79,578
2010	0.91	1.04	47,749
Band 100
2019	$2.36	$2.95	–
2018	2.46	2.36	–
2017	2.03	2.46	527
2016	1.91	2.03	888
2015	1.83	1.91	7,547
Band 0
2019	$2.70	$3.42	138,212
2018	2.79	2.70	195,611
2017	2.28	2.79	191,412
2016	2.12	2.28	193,509
2015	2.02	2.12	1,145
2014	1.80	2.02	1,145
2013	1.35	1.80	1,145
2012	1.17	1.35	1,145
2011	1.12	1.17	1,145
2010	0.97	1.12	1,145
AB Discovery Growth Fund R Class – 06-144
Band 125
2019	$2.49	$3.19	262,931
2018	2.65	2.49	306,512
2017	2.03	2.65	468,130
2016	1.97	2.03	1,157,771
2015	2.02	1.97	1,647,096
2014	2.00	2.02	1,333,504
2013	1.47	2.00	960,091
2012	1.30	1.47	461,118
2011	1.28	1.30	437,753
2010	0.93	1.28	240,108
Band 100
2019	$2.57	$3.31	55,398
2018	2.74	2.57	59,333
2017	2.09	2.74	70,746
2016	2.03	2.09	83,102
2015	2.07	2.03	206,398
2014	2.04	2.07	204,608
2013	1.50	2.04	60,604
2012	1.32	1.50	56,407
2011	1.30	1.32	50,425
2010	0.95	1.30	41,612

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2019	$2.76	$3.56	25,347
2018	2.91	2.76	30,147
2017	2.22	2.91	30,147
2016	2.14	2.22	40,973
2015	2.17	2.14	42,070
2014	2.13	2.17	42,929
2013	1.55	2.13	43,539
2012	1.37	1.55	75,572
2011	1.33	1.37	112,657
2010	0.97	1.33	129,801
Band 0
2019	$2.95	$3.83	–
2018	3.10	2.95	–
2017	2.35	3.10	–
2016	2.25	2.35	–
2015	2.28	2.25	304,332
2014	2.23	2.28	143,765
2013	1.62	2.23	55,492
AB Discovery Growth Fund Z Class – 06-GKC
Band 125
2019	$0.97	$1.25	12,707
AB Discovery Value Fund R Class – 06-149
Band 125
2019	$2.20	$2.59	198,246
2018	2.63	2.20	437,751
2017	2.37	2.63	443,723
2016	1.94	2.37	491,501
2015	2.09	1.94	223,013
2014	1.96	2.09	359,301
2013	1.45	1.96	460,046
2012	1.25	1.45	567,555
2011	1.38	1.25	601,472
2010	1.11	1.38	432,363
Band 100
2019	$2.27	$2.68	76,441
2018	2.72	2.27	79,086
2017	2.44	2.72	94,676
2016	1.99	2.44	58,776
2015	2.15	1.99	60,237
2014	2.00	2.15	63,662
Band 50
2019	$2.43	$2.89	143,828
2018	2.89	2.43	155,514
2017	2.59	2.89	167,080
2016	2.10	2.59	172,714
2015	2.25	2.10	179,470
2014	2.09	2.25	182,718
2013	1.54	2.09	191,857
2012	1.31	1.54	195,370
2011	1.44	1.31	194,052
2010	1.15	1.44	35,636

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AB Discovery Value Fund Z Class – 06-GKF
Band 125
2019	$0.86	$1.02	578,044
2018	1.03	0.86	36,176
AB Global Bond Fund Z Class – 06-3GC
Band 125
2019	$1.00	$1.07	2,735
AB High Income Fund Advisor Class – 06-005
Band 125
2019	$1.15	$1.30	911,009
2018	1.23	1.15	2,294,382
2017	1.16	1.23	5,966,921
2016	1.01	1.16	8,761,241
2015	1.06	1.01	7,209,994
2014	1.04	1.06	6,206,979
2013	1.00 (06/20/13)	1.04	2,089,742
AB High Income Fund R Class – 06-006
Band 125
2019	$1.11	$1.24	32,081
2018	1.20	1.11	26,505
2017	1.13	1.20	26,459
2016	1.00	1.13	16,179
2015	1.05	1.00	5,978
2014	1.04	1.05	51,742
2013	1.00 (06/20/13)	1.04	1,307
AB International Value Fund R Class – 06-153
Band 125
2019	$0.90	$1.03	119,261
2018	1.19	0.90	176,895
2017	0.97	1.19	127,579
2016	0.99	0.97	271,421
2015	0.98	0.99	318,044
2014	1.07	0.98	399,182
2013	0.89	1.07	394,237
2012	0.79	0.89	378,832
2011	1.00	0.79	420,444
2010	0.98	1.00	651,547
Band 100
2019	$0.93	$1.07	39
2018	1.23	0.93	903
2017	0.99	1.23	905
2016	1.02	0.99	3,647
2015	1.00	1.02	11,245
2014	1.09	1.00	9,578
AB Large Cap Growth Fund Advisor Class – 06-3YR
Band 125
2019	$1.00 (06/27/19)	$1.10	18,984,593
AB Large Cap Growth Fund Z Class – 06-3FY
Band 125
2019	$0.89	$1.18	2,177,351

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AB Small Cap Growth Fund R Class – 06-146
Band 125
2019	$3.07	$4.10	301,092
2018	3.15	3.07	315,055
2017	2.38	3.15	493,384
2016	2.27	2.38	1,126,912
2015	2.33	2.27	1,215,437
2014	2.41	2.33	1,111,480
2013	1.69	2.41	1,275,819
2012	1.49	1.69	1,016,170
2011	1.45	1.49	640,602
2010	1.07	1.45	507,443
Band 100
2019	$3.18	$4.25	84,377
2018	3.25	3.18	90,632
2017	2.45	3.25	110,967
2016	2.33	2.45	150,755
2015	2.39	2.33	198,679
2014	2.46	2.39	198,413
2013	1.72	2.46	2,763
2012	1.51	1.72	364
Band 75
2019	$3.29	$4.41	1,214
Band 0
2019	$3.64	$4.92	–
2018	3.69	3.64	–
2017	2.75	3.69	–
2016	2.59	2.75	2,161
2015	2.63	2.59	152,037
2014	2.69	2.63	116,328
2013	1.86	2.69	102,496
2012	1.62	1.86	112,940
2011	1.56	1.62	14,055
2010	1.14	1.56	10,510
AB Small Cap Growth Portfolio Z Class – 06-GKG
Band 125
2019	$1.00	$1.35	342,609
AB Sustainable International Thematic Fund R Class – 06-147
Band 125
2019	$1.25	$1.55	30,473
2018	1.53	1.25	41,628
2017	1.16	1.53	35,641
2016	1.26	1.16	35,325
2015	1.31	1.26	168,741
2014	1.35	1.31	166,047
2013	1.21	1.35	79,354
2012	1.06	1.21	79,642
2011	1.29	1.06	91,158
2010	1.17	1.29	392,417

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$1.29	$1.61	9,932
2018	1.58	1.29	10,875
2017	1.19	1.58	10,881
2016	1.30	1.19	12,873
2015	1.34	1.30	14,458
2014	1.38	1.34	36,537
Band 50
2019	$1.38	$1.73	243,162
2018	1.68	1.38	286,023
2017	1.26	1.68	352,377
2016	1.37	1.26	355,965
2015	1.41	1.37	375,190
2014	1.44	1.41	396,780
2013	1.28	1.44	439,242
2012	1.12	1.28	456,421
2011	1.35	1.12	535,816
2010	1.21	1.35	474,332
AB Value Fund R Class – 06-151
Band 125
2019	$1.25	$1.48	68,862
2018	1.50	1.25	45,700
2017	1.35	1.50	45,316
2016	1.24	1.35	43,349
2015	1.36	1.24	54,998
2014	1.24	1.36	52,997
2013	0.93	1.24	89,160
2012	0.82	0.93	70,046
2011	0.87	0.82	63,274
2010	0.79	0.87	62,565
Band 100
2019	$1.30	$1.53	3,506
2018	1.55	1.30	3,274
2017	1.39	1.55	7,987
2016	1.27	1.39	7,999
2015	1.39	1.27	57,333
2014	1.26	1.39	57,247
2013	0.95	1.26	52,334
2012	0.83	0.95	60,310
2011	0.88	0.83	69,052
2010	0.80	0.88	61,588
Alger Balanced Portfolio I-2 Class – 06-505
Band 125
2019	$1.55	$1.83	632,092
2018	1.63	1.55	812,568
2017	1.43	1.63	908,907
2016	1.33	1.43	909,177
2015	1.33	1.33	924,645
2014	1.23	1.33	1,003,672
2013	1.08	1.23	1,122,539
2012	1.03	1.08	1,338,041
2011	1.04	1.03	1,520,882
2010	0.96	1.04	1,687,503

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Alger Capital Appreciation Fund Z Class – 06-CPH
Band 125
2019	$1.26	$1.67	1,272,507
2018	1.29	1.26	2,508,792
2017	0.99	1.29	2,265,413
Alger Capital Appreciation Institutional Fund I Class – 06-194
Band 125
2019	$2.80	$3.68	1,295,912
2018	2.86	2.80	1,711,764
2017	2.21	2.86	1,769,559
2016	2.23	2.21	2,177,910
2015	2.12	2.23	3,898,881
2014	1.90	2.12	4,062,912
2013	1.43	1.90	3,917,516
2012	1.22	1.43	4,721,795
2011	1.25	1.22	4,325,307
2010	1.12	1.25	3,000,328
Alger Capital Appreciation Institutional Fund R Class – 06-196
Band 125
2019	$2.64	$3.45	1,170,029
2018	2.71	2.64	2,147,870
2017	2.10	2.71	2,763,378
2016	2.13	2.10	4,334,234
2015	2.04	2.13	5,784,626
2014	1.83	2.04	4,529,320
2013	1.38	1.83	5,110,290
2012	1.19	1.38	5,000,198
2011	1.22	1.19	2,230,755
2010	1.10	1.22	1,543,088
Band 50
2019	$2.89	$3.81	352,094
2018	2.94	2.89	375,788
2017	2.27	2.94	391,380
2016	2.28	2.27	404,146
2015	2.17	2.28	428,771
2014	1.93	2.17	458,701
2013	1.45	1.93	487,056
2012	1.24	1.45	535,670
2011	1.26	1.24	566,804
Band 0
2019	$3.07	$4.07	94,448
2018	3.11	3.07	93,619
2017	2.38	3.11	88,838
2016	2.39	2.38	660,903
2015	2.26	2.39	907,686
2014	2.00	2.26	600,985
2013	1.49	2.00	610,762
2012	1.27	1.49	585,119
2011	1.29	1.27	341,307
2010	1.14	1.29	82,371

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Alger Capital Appreciation Institutional Fund Y Class – 06-3GX
Band 125
2019	$0.86	$1.14	793,630
Alger Capital Appreciation Portfolio I-2 Class – 06-510
Band 125
2019	$1.84	$2.42	18,799,507
2018	1.86	1.84	25,060,876
2017	1.44	1.86	30,861,187
2016	1.45	1.44	35,021,371
2015	1.38	1.45	36,466,002
2014	1.23	1.38	25,403,398
2013	0.92	1.23	26,449,434
2012	0.79	0.92	22,832,193
2011	0.80	0.79	15,260,179
2010	0.71	0.80	13,690,430
Band 0
2019	$2.32	$3.10	578,444
2018	2.33	2.32	647,780
2017	1.77	2.33	411,151
2016	1.76	1.77	337,382
2015	1.66	1.76	262,876
2014	1.46	1.66	144,775
2013	1.08	1.46	10,155
Alger Small Cap Focus Fund Y Class – 06-3GY
Band 125
2019	$0.87	$1.07	83,512
Alger Small Cap Focus Fund Z Class – 06-3MP
Band 125
2019	$0.88	$1.08	147,561
Alger Large Cap Growth Portfolio I-2 Class – 06-500
Band 125
2019	$5.30	$6.67	5,100,294
2018	5.25	5.30	5,584,297
2017	4.14	5.25	6,152,223
2016	4.22	4.14	6,861,306
2015	4.20	4.22	8,048,357
2014	3.84	4.20	8,683,259
2013	2.88	3.84	9,499,451
2012	2.65	2.88	12,763,073
2011	2.69	2.65	14,617,577
2010	2.40	2.69	16,475,800

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Alger Small Cap Growth Institutional Fund I Class – 06-197
Band 125
2019	$1.96	$2.51	280,713
2018	1.98	1.96	259,571
2017	1.56	1.98	209,085
2016	1.48	1.56	170,402
2015	1.55	1.48	345,062
2014	1.57	1.55	508,835
2013	1.19	1.57	4,769,796
2012	1.07	1.19	5,109,270
2011	1.11	1.07	5,515,780
2010	0.90	1.11	4,810,958
Alger Small Cap Growth Institutional Fund R Class – 06-198
Band 125
2019	$1.85	$2.35	18,832
2018	1.88	1.85	17,835
2017	1.49	1.88	14,692
2016	1.41	1.49	17,479
2015	1.49	1.41	27,058
2014	1.52	1.49	91,806
2013	1.15	1.52	233,935
2012	1.04	1.15	494,276
2011	1.09	1.04	505,729
2010	0.88	1.09	708,498
AllianzGI Multi-Asset Income Fund Administrative Class – 06-649
Band 125
2019	$1.11	$1.26	–
2018	1.20	1.11	441,503
2017	1.11	1.20	674,895
2016	1.05	1.11	701,223
2015	1.08	1.05	–
2014	1.07	1.08	16,359
2013	1.06	1.07	10,370
AllianzGI NFJ Dividend Value Fund Administrative Class – 06-202
Band 125
2019	$1.40	$1.73	19,796
2018	1.58	1.40	19,620
2017	1.38	1.58	231,281
2016	1.21	1.38	319,635
2015	1.34	1.21	1,378,887
2014	1.23	1.34	1,042,096
2013	0.97	1.23	997,882
2012	0.86	0.97	1,054,215
2011	0.84	0.86	1,567,789
2010	0.75	0.84	1,280,768

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AllianzGI NFJ Dividend Value Fund R Class – 06-203
Band 125
2019	$1.35	$1.65	138,956
2018	1.52	1.35	216,264
2017	1.33	1.52	239,981
2016	1.17	1.33	615,014
2015	1.30	1.17	1,035,110
2014	1.20	1.30	2,492,834
2013	0.95	1.20	3,903,732
2012	0.84	0.95	4,705,850
2011	0.83	0.84	5,034,494
2010	0.75	0.83	5,108,611
Band 100
2019	$1.39	$1.71	50,180
2018	1.56	1.39	53,908
2017	1.37	1.56	50,748
2016	1.19	1.37	54,120
2015	1.32	1.19	56,322
2014	1.22	1.32	54,112
2013	0.96	1.22	4,286
2012	0.86	0.96	4,286
2011	0.84	0.86	5,942
2010	0.75	0.84	4,286
Band 0
2019	$1.57	$1.95	–
2018	1.75	1.57	–
2017	1.51	1.75	–
2016	1.31	1.51	86,052
2015	1.44	1.31	195,145
2014	1.31	1.44	199,251
2013	1.02	1.31	198,794
2012	0.90	1.02	123,680
2011	0.88	0.90	88,685
2010	0.78	0.88	199,267
AllianzGI NFJ Mid-Cap Value Fund Administrative Class – 06-765
Band 125
2019	$2.31	$2.95	270,634
2018	2.80	2.31	243,771
2017	2.23	2.80	69,580
2016	1.93	2.23	55,558
2015	2.03	1.93	361,732
2014	1.89	2.03	408,060
2013	1.45	1.89	433,982
2012	1.27	1.45	530,617
2011	1.30	1.27	549,720
2010	1.09	1.30	557,619
Band 0
2019	$2.85	$3.67	7,785
2018	3.40	2.85	4,795
2017	2.68	3.40	3,724
2016	2.29	2.68	2,557
2015	2.37	2.29	1,290
2014	2.18	2.37	124

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AllianzGI NFJ Mid-Cap Value Fund R Class – 06-695
Band 125
2019	$2.29	$2.91	125,552
2018	2.78	2.29	94,453
2017	2.23	2.78	128,080
2016	1.94	2.23	77,078
2015	2.04	1.94	123,477
2014	1.91	2.04	133,552
2013	1.47	1.91	207,887
2012	1.29	1.47	219,895
2011	1.33	1.29	151,351
2010	1.12	1.33	88,842
Band 100
2019	$2.38	$3.03	41,502
2018	2.88	2.38	45,476
2017	2.30	2.88	77,179
2016	2.00	2.30	82,847
2015	2.09	2.00	82,176
2014	1.96	2.09	93,882
AllianzGI NFJ Small-Cap Value Fund Administrative Class – 06-231
Band 125
2019	$1.46	$1.79	3,377,590
2018	1.83	1.46	3,706,908
2017	1.69	1.83	4,635,053
2016	1.39	1.69	7,074,398
2015	1.53	1.39	9,492,137
2014	1.52	1.53	11,765,745
2013	1.17	1.52	16,301,167
2012	1.07	1.17	16,389,747
2011	1.06	1.07	16,922,863
2010	0.86	1.06	16,072,562
Band 0
2019	$1.69	$2.10	–
2018	2.09	1.69	–
2017	1.90	2.09	–
2016	1.54	1.90	1,519,423
2015	1.68	1.54	1,662,202
2014	1.65	1.68	1,699,913
2013	1.25	1.65	2,107,484
2012	1.14	1.25	2,175,030
AllianzGI NFJ Small-Cap Value Fund R Class – 06-700
Band 125
2019	$2.59	$3.17	875,985
2018	3.26	2.59	879,582
2017	3.02	3.26	1,294,963
2016	2.49	3.02	1,721,684
2015	2.76	2.49	2,341,064
2014	2.75	2.76	2,644,545
2013	2.13	2.75	3,712,963
2012	1.96	2.13	3,734,353
2011	1.94	1.96	4,163,299
2010	1.58	1.94	3,965,270

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$2.69	$3.30	25,953
2018	3.38	2.69	26,757
2017	3.12	3.38	37,161
2016	2.57	3.12	28,033
2015	2.84	2.57	22,808
2014	2.83	2.84	47,414
2013	2.18	2.83	34,135
2012	2.00	2.18	42,725
2011	1.98	2.00	43,451
2010	1.61	1.98	39,742
Band 50
2019	$2.90	$3.58	36,415
2018	3.62	2.90	72,258
2017	3.33	3.62	75,040
2016	2.73	3.33	101,578
2015	3.00	2.73	101,829
2014	2.98	3.00	100,596
2013	2.28	2.98	97,850
2012	2.08	2.28	83,247
2011	2.05	2.08	67,855
2010	1.66	2.05	61,344
Band 0
2019	$3.13	$3.89	–
2018	3.89	3.13	–
2017	3.56	3.89	–
2016	2.90	3.56	–
2015	3.17	2.90	89,504
2014	3.13	3.17	334,334
2013	2.39	3.13	440,890
2012	2.17	2.39	501,965
2011	2.13	2.17	470,661
2010	1.71	2.13	502,235
AllianzGI NFJ Small-Cap Value Fund R6 Class – 06-CPJ
Band 125
2019	$0.86	$1.06	479,736
2018	1.07	0.86	787,801
2017	0.99	1.07	259,641
Band 0
2019	$0.88	$1.10	1,016,186
2018	1.09	0.88	1,097,079
2017	0.99	1.09	1,281,469
AllianzGI Retirement 2020 Fund Administrative Class – 06-638
Band 125
2019	$1.16	$1.31	–
2018	1.25	1.16	400,182
2017	1.12	1.25	378,350
2016	1.06	1.12	344,556
2015	1.10	1.06	331,034
2014	1.09	1.10	490,391
2013	1.06	1.09	493,899

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AllianzGI Retirement 2020 Fund R6 Class – 06-34G
Band 125
2019	$0.93	$1.06	390,512
2018	1.00 (03/15/18)	0.93	677,786
AllianzGI Retirement 2025 Fund A Class – 06-679
Band 125
2019	$1.19	$1.37	–
2018	1.31	1.19	–
2017	1.14	1.31	–
2016	1.08	1.14	–
2015	1.11	1.08	2,434
2014	1.10	1.11	2,813
2013	1.07	1.10	–
AllianzGI Retirement 2025 Fund Administrative Class – 06-639
Band 125
2019	$1.19	$1.38	–
2018	1.31	1.19	51,854
2017	1.15	1.31	101,760
2016	1.08	1.15	87,849
2015	1.11	1.08	129,095
2014	1.10	1.11	99,092
2013	1.07	1.10	330,274
AllianzGI Retirement 2025 Fund R6 Class – 06-34H
Band 125
2019	$0.91	$1.06	742,718
2018	1.00 (03/15/18)	0.91	663,508
AllianzGI Retirement 2030 Fund A Class – 06-681
Band 125
2019	$1.24	$1.44	–
2018	1.37	1.24	–
2017	1.18	1.37	–
2016	1.11	1.18	–
2015	1.14	1.11	30,834
2014	1.14	1.14	14,982
AllianzGI Retirement 2030 Fund Administrative Class – 06-641
Band 125
2019	$1.24	$1.45	–
2018	1.38	1.24	260,107
2017	1.18	1.38	288,699
2016	1.11	1.18	332,297
2015	1.15	1.11	291,733
2014	1.14	1.15	183,963
2013	1.08	1.14	159,346
AllianzGI Retirement 2030 Fund R6 Class – 06-34J
Band 125
2019	$0.90	$1.05	723,740
2018	1.00 (03/15/18)	0.90	591,640

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AllianzGI Retirement 2035 Fund Administrative Class – 06-642
Band 125
2019	$1.29	$1.53	–
2018	1.45	1.29	150,542
2017	1.22	1.45	104,042
2016	1.14	1.22	90,118
2015	1.18	1.14	89,055
2014	1.18	1.18	192,148
2013	1.09	1.18	114,274
AllianzGI Retirement 2035 Fund R6 Class – 06-34K
Band 125
2019	$0.88	$1.05	518,895
2018	1.00 (03/15/18)	0.88	297,990
AllianzGI Retirement 2040 Fund A Class – 06-683
Band 125
2019	$1.31	$1.58	–
2018	1.49	1.31	–
2017	1.25	1.49	–
2016	1.17	1.25	–
2015	1.21	1.17	4,481
2014	1.21	1.21	1,152
AllianzGI Retirement 2040 Fund Administrative Class – 06-643
Band 125
2019	$1.32	$1.59	–
2018	1.49	1.32	316,202
2017	1.25	1.49	264,996
2016	1.17	1.25	240,050
2015	1.21	1.17	208,981
2014	1.21	1.21	167,475
2013	1.09	1.21	184,530
AllianzGI Retirement 2040 Fund R6 Class – 06-34M
Band 125
2019	$0.87	$1.05	528,909
2018	1.00 (03/15/18)	0.87	452,474
AllianzGI Retirement 2045 Fund A Class – 06-684
Band 125
2019	$1.34	$1.63	–
2018	1.53	1.34	–
2017	1.28	1.53	–
2016	1.19	1.28	–
2015	1.23	1.19	1,589
2014	1.23	1.23	938
AllianzGI Retirement 2045 Fund Administrative Class – 06-644
Band 125
2019	$1.35	$1.63	–
2018	1.54	1.35	191,261
2017	1.28	1.54	174,203
2016	1.19	1.28	175,191
2015	1.23	1.19	171,909
2014	1.23	1.23	116,103
2013	1.10	1.23	114,086

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AllianzGI Retirement 2045 Fund R6 Class – 06-34N
Band 125
2019	$0.86	$1.05	223,993
2018	1.00 (03/15/18)	0.86	159,270
AllianzGI Retirement 2050 Fund A Class – 06-686
Band 125
2019	$1.35	$1.64	1,815
2018	1.54	1.35	947
2017	1.28	1.54	13
2016	1.20	1.28	1
2015	1.24	1.20	1,076
2014	1.24	1.24	573
2013	1.10	1.24	126
AllianzGI Retirement 2050 Fund Administrative Class – 06-647
Band 125
2019	$1.35	$1.65	–
2018	1.55	1.35	182,484
2017	1.29	1.55	161,118
2016	1.20	1.29	157,214
2015	1.24	1.20	153,189
2014	1.24	1.24	33,618
2013	1.10	1.24	27,854
AllianzGI Retirement 2050 Fund R6 Class – 06-34P
Band 125
2019	$0.86	$1.05	115,380
2018	1.00 (03/15/18)	0.86	70,972
AllianzGI Retirement 2055 Fund A Class – 06-687
Band 125
2019	$1.35	$1.65	–
2018	1.54	1.35	–
2017	1.28	1.54	–
2016	1.20	1.28	–
2015	1.24	1.20	1,128
AllianzGI Retirement 2055 Fund Administrative Class – 06-648
Band 125
2019	$1.35	$1.65	–
2018	1.55	1.35	143,369
2017	1.29	1.55	96,408
2016	1.20	1.29	87,415
2015	1.24	1.20	60,235
2014	1.24	1.24	8,221
2013	1.10	1.24	1,382
AllianzGI Retirement 2055 Fund R6 Class – 06-34R
Band 125
2019	$0.86	$1.06	100,786
2018	1.00 (03/15/18)	0.86	56,859
American Beacon International Equity Fund Investor Class – 06-33X
Band 125
2019	$0.83	$0.97	8,259
2018	1.00 (03/15/18)	0.83	3,467

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Beacon International Equity Fund R6 Class – 06-33Y
Band 125
2019	$0.83	$0.98	763,652
2018	1.00 (03/15/18)	0.83	284,810
American Beacon Small Cap Value Fund R6 Class – 06-34C
Band 125
2019	$0.83	$1.01	782,729
2018	1.00 (03/15/18)	0.83	831,589
American Century Disciplined Growth Fund A Class – 06-697
Band 125
2019	$1.87	$2.39	482
2018	2.01	1.87	3,355
2017	1.62	2.01	238,956
2016	1.51	1.62	575,651
2015	1.56	1.51	647,864
2014	1.40	1.56	456,631
2013	1.41	1.40	307,109
American Century Disciplined Growth Fund Investor Class – 06-694
Band 125
2019	$1.90	$2.44	617,167
2018	2.04	1.90	871,329
2017	1.64	2.04	1,911,141
2016	1.53	1.64	2,259,565
2015	1.57	1.53	2,073,002
2014	1.41	1.57	1,178,343
2013	1.06	1.41	1,186,684
2012	1.00 (05/24/12)	1.06	145,131
Band 0
2019	$2.06	$2.68	26,687
2018	2.18	2.06	27,844
2017	1.73	2.18	23,718
2016	1.60	1.73	17,385
2015	1.62	1.60	12,907
2014	1.43	1.62	403
American Century Diversified Bond Fund A Class – 06-722
Band 125
2019	$1.11	$1.18	164,559
2018	1.14	1.11	170,069
2017	1.12	1.14	185,438
2016	1.11	1.12	199,107
2015	1.12	1.11	171,555
2014	1.08	1.12	85,430
2013	1.12	1.08	134,369
2012	1.08	1.12	62,995
2011	1.02	1.08	44,493
2010	1.00 (05/27/10)	1.02	5,914

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$1.13	$1.21	98,200
2018	1.16	1.13	143,476
2017	1.14	1.16	152,274
2016	1.12	1.14	177,164
2015	1.14	1.12	105,825
2014	1.09	1.14	65,721
American Century Diversified Bond Fund Investor Class – 06-721
Band 125
2019	$1.13	$1.21	121
American Century Emerging Markets Fund A Class – 06-204
Band 125
2019	$1.24	$1.49	60,272
2018	1.55	1.24	72,168
2017	1.08	1.55	42,780
2016	1.02	1.08	30,596
2015	1.13	1.02	24,372
2014	1.16	1.13	4,635
2013	1.18	1.16	27,264
2012	0.96	1.18	40,885
2011	1.24	0.96	161,193
2010	1.07	1.24	151,410
American Century Emerging Markets Fund Investor Class – 06-206
Band 125
2019	$1.27	$1.53	6,231,642
2018	1.59	1.27	3,536,489
2017	1.11	1.59	392,244
2016	1.04	1.11	56,098
2015	1.15	1.04	30,750
2014	1.18	1.15	24,075
2013	1.19	1.18	19,196
2012	0.97	1.19	15,415
2011	1.25	0.97	236,549
2010	1.07	1.25	264,393
American Century Emerging Markets Fund R6 Class – 06-CPK
Band 125
2019	$1.13	$1.37	896,511
2018	1.41	1.13	579,241
2017	0.98	1.41	105,607
American Century Equity Growth Fund A Class – 06-175
Band 125
2019	$2.33	$2.95	432,642
2018	2.53	2.33	663,088
2017	2.11	2.53	996,061
2016	1.94	2.11	1,425,038
2015	2.06	1.94	2,067,024
2014	1.84	2.06	2,192,641
2013	1.41	1.84	2,242,594
2012	1.23	1.41	1,569,899
2011	1.20	1.23	694,379
2010	1.06	1.20	998,026

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$2.42	$3.07	127,386
2018	2.61	2.42	134,561
2017	2.17	2.61	121,345
2016	2.00	2.17	132,770
2015	2.11	2.00	168,791
2014	1.89	2.11	189,940
2013	1.44	1.89	374
Band 50
2019	$2.60	$3.32	35,747
2018	2.80	2.60	39,935
2017	2.31	2.80	3,095
2016	2.12	2.31	4,229
2015	2.23	2.12	5,887
2014	1.98	2.23	7,622
Band 0
2019	$2.80	$3.59	–
2018	3.00	2.80	–
2017	2.47	3.00	–
2016	2.25	2.47	–
2015	2.35	2.25	214,210
2014	2.08	2.35	226,301
2013	1.57	2.08	69,360
American Century Equity Growth Fund Investor Class – 06-048
Band 125
2019	$1.21	$1.53	–
2018	1.30	1.21	–
2017	1.08	1.30	–
2016	1.00	1.08	79
2015	1.05	1.00	64
American Century Equity Income Fund A Class – 06-285
Band 125
2019	$2.85	$3.48	1,376,765
2018	3.02	2.85	1,822,132
2017	2.71	3.02	2,131,350
2016	2.30	2.71	2,826,964
2015	2.32	2.30	2,649,193
2014	2.10	2.32	3,708,484
2013	1.78	2.10	5,815,815
2012	1.62	1.78	6,060,214
2011	1.59	1.62	5,642,379
2010	1.42	1.59	3,861.06
Band 100
2019	$2.96	$3.63	381,743
2018	3.14	2.96	423,016
2017	2.80	3.14	653,039
2016	2.37	2.80	773,212
2015	2.39	2.37	709,966
2014	2.15	2.39	834,406
2013	1.82	2.15	26,409
2012	1.66	1.82	37,474
2011	1.62	1.66	35,841
2010	1.45	1.62	33,410

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2019	$3.20	$3.94	80,202
2018	3.37	3.20	85,217
2017	2.99	3.37	79,008
2016	2.52	2.99	83,579
2015	2.53	2.52	89,499
2014	2.27	2.53	99,287
2013	1.91	2.27	103,482
2012	1.73	1.91	113,125
2011	1.68	1.73	122,045
2010	1.49	1.68	35,871
Band 0
2019	$3.47	$4.29	35,357
2018	3.63	3.47	32,400
2017	3.22	3.63	29,099
2016	2.70	3.22	28,865
2015	2.69	2.70	373,116
2014	2.40	2.69	378,353
2013	2.01	2.40	395,202
2012	1.81	2.01	511,858
2011	1.75	1.81	439,651
2010	1.55	1.75	133,996
American Century Equity Income Fund Investor Class – 06-475
Band 125
2019	$3.08	$3.78	1,510,091
2018	3.27	3.08	2,000,807
2017	2.92	3.27	2,865,994
2016	2.47	2.92	2,893,998
2015	2.49	2.47	3,644,380
2014	2.24	2.49	4,793,150
2013	1.90	2.24	5,165,356
2012	1.73	1.90	4,836,885
2011	1.69	1.73	4,822,696
2010	1.51	1.69	3,533,917
Band 0
2019	$3.85	$4.78	–
2018	4.03	3.85	–
2017	3.55	4.03	–
2016	2.97	3.55	–
2015	2.96	2.97	1,564,716
2014	2.63	2.96	1,618,644
2013	2.20	2.63	1,806,724
2012	1.97	2.20	1,872,980
2011	1.91	1.97	1,873,837
2010	1.68	1.91	1,885,419
American Century Equity Income Fund R6 Class – 06-CPM
Band 125
2019	$1.07	$1.32	757,220
2018	1.13	1.07	23,423
2017	1.00	1.13	23,205

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Ginnie Mae A Class – 06-435
Band 125
2019	$1.33	$1.39	482,706
2018	1.34	1.33	990,958
2017	1.35	1.34	865,848
2016	1.35	1.35	1,244,843
2015	1.36	1.35	1,848,001
2014	1.32	1.36	6,369,142
2013	1.37	1.32	6,452,517
2012	1.36	1.37	1,807,359
2011	1.29	1.36	4,677,679
2010	1.23	1.29	971,516
Band 100
2019	$1.38	$1.45	56,612
2018	1.39	1.38	64,657
2017	1.39	1.39	89,857
2016	1.40	1.39	128,621
2015	1.40	1.40	167,782
2014	1.35	1.40	97,771
Band 0
2019	$1.61	$1.70	–
2018	1.61	1.61	5,389
2017	1.59	1.61	4,862
2016	1.58	1.59	37,639
2015	1.57	1.58	28,214
2014	1.50	1.57	493,562
2013	1.54	1.50	492,614
2012	1.51	1.54	2,890
2011	1.41	1.51	340,804
American Century Growth Fund A Class – 06-445
Band 125
2019	$2.83	$3.78	369,362
2018	2.93	2.83	554,200
2017	2.28	2.93	567,926
2016	2.23	2.28	834,869
2015	2.16	2.23	1,119,744
2014	1.97	2.16	1,606,349
2013	1.55	1.97	2,473,954
2012	1.38	1.55	2,715,913
2011	1.41	1.38	1,701,488
2010	1.22	1.41	606,608
Band 100
2019	$2.94	$3.94	157,053
2018	3.03	2.94	174,465
2017	2.36	3.03	338,247
2016	2.29	2.36	380,422
2015	2.22	2.29	348,106
2014	2.02	2.22	312,614
2013	1.58	2.02	15,065
2012	1.41	1.58	14,382

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$3.43	$4.64	–
2018	3.50	3.43	–
2017	2.69	3.50	–
2016	2.59	2.69	–
2015	2.49	2.59	33,673
2014	2.24	2.49	36,575
2013	1.74	2.24	101,761
2012	1.53	1.74	192,746
2011	1.55	1.53	192,413
2010	1.32	1.55	14,472
American Century Growth Fund R6 Class – 06-CPN
Band 125
2019	$1.25	$1.67	70,885
2018	1.28	1.25	92,738
American Century Heritage Fund A Class – 06-290
Band 125
2019	$4.00	$5.34	566,973
2018	4.29	4.00	744,858
2017	3.57	4.29	1,188,936
2016	3.51	3.57	1,954,662
2015	3.50	3.51	2,815,986
2014	3.28	3.50	3,441,252
2013	2.54	3.28	5,922,700
2012	2.22	2.54	6,686,055
2011	2.42	2.22	6,474,446
2010	1.87	2.42	5,699,687
Band 100
2019	$4.16	$5.56	94,118
2018	4.44	4.16	117,827
2017	3.69	4.44	132,918
2016	3.62	3.69	161,479
2015	3.60	3.62	203,993
2014	3.37	3.60	180,292
Band 50
2019	$4.49	$6.03	153,807
2018	4.77	4.49	167,659
2017	3.94	4.77	195,362
2016	3.85	3.94	236,840
2015	3.80	3.85	202,318
2014	3.54	3.80	203,273
2013	2.73	3.54	241,148
2012	2.37	2.73	216,842
2011	2.55	2.37	222,417
2010	1.96	2.55	174,847

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$4.88	$6.60	41,735
2018	5.16	4.88	40,936
2017	4.25	5.16	41,546
2016	4.12	4.25	39,014
2015	4.06	4.12	92,799
2014	3.76	4.06	179,133
2013	2.88	3.76	418,029
2012	2.49	2.88	751,167
2011	2.67	2.49	709,960
2010	2.04	2.67	655,065
American Century Heritage Fund Investor Class – 06-046
Band 125
2019	$1.27	$1.69	1,915,476
2018	1.35	1.27	2,518,695
2017	1.12	1.35	2,860,362
2016	1.10	1.12	3,262,989
2015	1.09	1.10	3,195,940
2014	1.02	1.09	2,271,821
2013	1.00 (11/21/13)	1.02	2,473,758
American Century Heritage Fund R6 Class – 06-CPP
Band 125
2019	$1.11	$1.49	808,151
2018	1.18	1.11	1,211,411
2017	0.98	1.18	348,968
American Century Income & Growth Investor Class – 06-460
Band 125
2019	$2.10	$2.57	2,824,435
2018	2.28	2.10	2,755,218
2017	1.91	2.28	2,385,746
2016	1.71	1.91	2,907,536
2015	1.83	1.71	803,564
2014	1.65	1.83	121,021
2013	1.23	1.65	134,226
2012	1.09	1.23	123,860
2011	1.07	1.09	117,842
2010	0.95	1.07	164,703
American Century Inflation-Adjusted Bond Fund A Class – 06-185
Band 125
2019	$1.31	$1.39	1,596,770
2018	1.37	1.31	1,663,972
2017	1.34	1.37	2,505,306
2016	1.30	1.34	3,526,704
2015	1.35	1.30	3,763,859
2014	1.34	1.35	5,056,586
2013	1.49	1.34	7,829,612
2012	1.42	1.49	11,157,414
2011	1.28	1.42	9,944,906
2010	1.23	1.28	8,637,587

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$1.36	$1.45	71,658
2018	1.41	1.36	99,825
2017	1.39	1.41	118,964
2016	1.34	1.39	191,698
2015	1.39	1.34	269,461
2014	1.37	1.39	230,175
2013	1.53	1.37	37,741
2012	1.45	1.53	89,343
2011	1.30	1.45	76,567
2010	1.25	1.30	71,810
Band 0
2019	$1.58	$1.69	–
2018	1.62	1.58	–
2017	1.57	1.62	–
2016	1.51	1.57	–
2015	1.54	1.51	415,753
2014	1.51	1.54	451,270
2013	1.66	1.51	938,452
2012	1.56	1.66	1,628,420
2011	1.39	1.56	394,677
2010	1.32	1.39	389,191
American Century Inflation-Adjusted Bond Fund R6 Class – 06-3KW
Band 125
2019	$1.00	$1.07	30,719
American Century International Bond A Class – 06-421
Band 125
2019	$0.89	$0.92	1,637
2018	0.94	0.89	1,428
2017	0.87	0.94	1,089
2016	0.88	0.87	847
2015	0.96	0.88	814
2014	1.00	0.96	669
2013	1.07	1.00	668
2012	1.04	1.07	430
2011	1.00	1.04	–
2010	1.01	1.00	787
American Century International Bond Investor Class – 06-422
Band 125
2019	$0.91	$0.95	208
2018	0.96	0.91	664
2017	0.88	0.96	561
2016	0.89	0.88	458
2015	0.97	0.89	354
2014	1.01	0.97	197
2013	1.08	1.01	137,227
2012	1.05	1.08	93,558
2011	1.01	1.05	69
2010	1.01	1.01	9

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century International Growth A Class – 06-325
Band 125
2019	$2.21	$2.79	39,502
2018	2.66	2.21	84,470
2017	2.06	2.66	316,269
2016	2.22	2.06	319,908
2015	2.24	2.22	254,488
2014	2.40	2.24	160,819
2013	1.98	2.40	261,027
2012	1.65	1.98	230,938
2011	1.90	1.65	201,409
2010	1.69	1.90	165,357
Band 100
2019	$2.29	$2.91	39,536
2018	2.75	2.29	44,805
2017	2.13	2.75	70,419
2016	2.29	2.13	73,285
2015	2.30	2.29	69,163
2014	2.46	2.30	84,469
2013	2.03	2.46	135
American Century International Growth Investor Class – 06-420
Band 125
2019	$2.88	$3.65	236,500
2018	3.45	2.88	783,811
2017	2.66	3.45	923,488
2016	2.86	2.66	1,405,319
2015	2.88	2.86	1,069,785
2014	3.08	2.88	1,159,902
2013	2.54	3.08	830,889
2012	2.11	2.54	849,168
2011	2.42	2.11	847,501
2010	2.16	2.42	840,927
American Century International Opportunities Fund A Class – 06-3VH
Band 125
2019	$1.00 (02/21/19)	$1.13	34,718
American Century Large Company Value A Class – 06-355
Band 125
2019	$2.41	$3.04	264,399
2018	2.66	2.41	314,657
2017	2.43	2.66	418,335
2016	2.14	2.43	479,213
2015	2.26	2.14	533,873
2014	2.03	2.26	450,871
2013	1.57	2.03	545,460
2012	1.37	1.57	513,770
2011	1.37	1.37	785,241
2010	1.25	1.37	1,188,853
Band 100
2019	$2.51	$3.16	18,888
2018	2.76	2.51	20,081
2017	2.52	2.76	22,056
2016	2.21	2.52	43,909
2015	2.32	2.21	73,751
2014	2.08	2.32	68,605

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.96	$3.77	–
2018	3.23	2.96	–
2017	2.91	3.23	176,505
2016	2.53	2.91	171,170
2015	2.64	2.53	167,001
2014	2.34	2.64	161,733
2013	1.79	2.34	154,658
2012	1.54	1.79	67,476
2011	1.52	1.54	423,275
2010	1.37	1.52	419,858
American Century Mid Cap Value Fund A Class – 06-395
Band 125
2019	$2.82	$3.59	1,021,160
2018	3.30	2.82	1,633,026
2017	3.00	3.30	2,370,613
2016	2.48	3.00	2,518,588
2015	2.56	2.48	2,284,729
2014	2.23	2.56	2,611,195
2013	1.74	2.23	2,446,738
2012	1.52	1.74	1,179,331
2011	1.55	1.52	688,606
2010	1.32	1.55	77,429
Band 25
2019	$3.12	$4.00	2,964
Band 0
2019	$3.20	$4.12	36,184
2018	3.69	3.20	47,720
2017	3.32	3.69	27,882
2016	2.71	3.32	243,698
2015	2.76	2.71	207,737
2014	2.38	2.76	92,488
2013	1.83	2.38	77,581
2012	1.58	1.83	40,933
2011	1.59	1.58	36,024
2010	1.34	1.59	6,327
American Century Mid Cap Value Fund Investor Class – 06-396
Band 125
2019	$2.90	$3.69	10,549,223
2018	3.37	2.90	11,604,697
2017	3.06	3.37	14,285,758
2016	2.52	3.06	15,403,986
2015	2.60	2.52	11,115,170
2014	2.26	2.60	4,488,267
2013	1.76	2.26	3,152,479
2012	1.53	1.76	1,828,315
2011	1.56	1.53	1,064,186
2010	1.32	1.56	615,122

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$3.29	$4.23	602,333
2018	3.78	3.29	651,040
2017	3.39	3.78	681,373
2016	2.76	3.39	1,583,243
2015	2.80	2.76	920,007
2014	2.41	2.80	828,620
2013	1.85	2.41	1,190,018
2012	1.59	1.85	1,212,406
American Century Mid Cap Value Fund R6 Class – 06-CRJ
Band 125
2019	$0.94	$1.20	9,420,048
2018	1.09	0.94	5,732,593
2017	0.98	1.09	1,212,364
American Century One Choice 2020 Portfolio A Class – 06-402
Band 125
2019	$1.75	$2.00	8,164,314
2018	1.86	1.75	10,294,417
2017	1.70	1.86	17,689,566
2016	1.63	1.70	19,405,480
2015	1.68	1.63	19,234,577
2014	1.60	1.68	19,134,561
2013	1.44	1.60	19,622,590
2012	1.32	1.44	11,819,175
2011	1.30	1.32	6,921,485
2010	1.18	1.30	3,624,796
Band 100
2019	$1.80	$2.06	1,152,550
2018	1.90	1.80	1,343,017
2017	1.74	1.90	1,761,265
2016	1.66	1.74	2,291,223
2015	1.70	1.66	2,301,200
2014	1.62	1.70	1,881,940
Band 0
2019	$1.98	$2.29	–
2018	2.07	1.98	700,476
2017	1.87	2.07	664,140
2016	1.77	1.87	628,147
2015	1.80	1.77	597,874
2014	1.70	1.80	1,560,915
2013	1.51	1.70	1,458,362
2012	1.36	1.51	1,607,851
2011	1.33	1.36	407,867
2010	1.19	1.33	706,836

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century One Choice 2020 Portfolio Investor Class – 06-412
Band 125
2019	$1.80	$2.06	16,310,855
2018	1.90	1.80	20,723,433
2017	1.74	1.90	32,712,209
2016	1.66	1.74	33,629,804
2015	1.71	1.66	29,399,808
2014	1.62	1.71	21,709,581
2013	1.46	1.62	21,625,486
2012	1.32	1.46	9,553,542
2011	1.31	1.32	6,448,379
2010	1.18	1.31	3,499,128
Band 0
2019	$2.03	$2.35	47,086
2018	2.12	2.03	28,603
2017	1.91	2.12	14,255
2016	1.80	1.91	3,178,588
2015	1.83	1.80	4,163,549
2014	1.72	1.83	4,445,030
2013	1.52	1.72	4,199,711
2012	1.37	1.52	1,109,395
2011	1.33	1.37	837,155
2010	1.19	1.33	414,566
American Century One Choice 2020 Portfolio R6 Class – 06-CPR
Band 125
2019	$1.04	$1.19	8,947,420
2018	1.09	1.04	9,937,869
2017	1.00	1.09	2,577,289
American Century One Choice 2025 Portfolio A Class – 06-403
Band 125
2019	$1.83	$2.11	8,285,124
2018	1.95	1.83	10,463,638
2017	1.77	1.95	15,773,240
2016	1.69	1.77	19,323,437
2015	1.74	1.69	20,251,718
2014	1.65	1.74	19,473,345
2013	1.47	1.65	18,437,776
2012	1.33	1.47	12,981,683
2011	1.33	1.33	7,831,506
2010	1.20	1.33	3,897,760
Band 100
2019	$1.87	$2.17	1,497,104
2018	2.00	1.87	1,673,497
2017	1.80	2.00	2,257,305
2016	1.72	1.80	2,435,967
2015	1.76	1.72	2,179,040
2014	1.67	1.76	1,552,305

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.07	$2.42	–
2018	2.18	2.07	771,961
2017	1.95	2.18	725,222
2016	1.83	1.95	706,966
2015	1.87	1.83	663,026
2014	1.75	1.87	912,981
2013	1.54	1.75	844,708
2012	1.38	1.54	811,873
2011	1.36	1.38	475,952
2010	1.21	1.36	416,007
American Century One Choice 2025 Portfolio Investor Class – 06-413
Band 125
2019	$1.87	$2.17	14,728,817
2018	2.00	1.87	17,781,451
2017	1.80	2.00	24,082,952
2016	1.72	1.80	20,970,258
2015	1.76	1.72	18,043,815
2014	1.67	1.76	14,593,911
2013	1.48	1.67	13,096,427
2012	1.34	1.48	7,868,145
2011	1.33	1.34	5,098,654
2010	1.20	1.33	3,517,307
Band 0
2019	$2.11	$2.48	31,615
2018	2.22	2.11	15,580
2017	1.98	2.22	8,272
2016	1.87	1.98	821,435
2015	1.89	1.87	2,456,756
2014	1.77	1.89	1,917,941
2013	1.55	1.77	1,632,244
2012	1.39	1.55	1,298,170
2011	1.36	1.39	891,632
2010	1.21	1.36	534,233
American Century One Choice 2025 Portfolio R6 Class – 06-CPT
Band 125
2019	$1.04	$1.21	7,246,239
2018	1.11	1.04	3,660,000
2017	0.99	1.11	988,533
American Century One Choice 2030 Portfolio A Class – 06-404
Band 125
2019	$1.91	$2.24	8,432,090
2018	2.06	1.91	9,225,570
2017	1.84	2.06	14,526,353
2016	1.76	1.84	16,134,619
2015	1.81	1.76	17,019,365
2014	1.71	1.81	17,417,685
2013	1.50	1.71	15,464,599
2012	1.35	1.50	9,921,337
2011	1.35	1.35	6,029,404
2010	1.21	1.35	3,505,132

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$1.96	$2.30	1,214,524
2018	2.10	1.96	1,285,079
2017	1.87	2.10	1,458,210
2016	1.78	1.87	1,835,751
2015	1.83	1.78	1,629,273
2014	1.73	1.83	1,468,834
2013	1.51	1.73	179
Band 0
2019	$2.16	$2.56	–
2018	2.29	2.16	144,069
2017	2.02	2.29	140,048
2016	1.91	2.02	148,278
2015	1.94	1.91	157,554
2014	1.81	1.94	1,038,047
2013	1.57	1.81	1,012,164
2012	1.39	1.57	1,022,666
2011	1.38	1.39	109,663
2010	1.22	1.38	534,233
American Century One Choice 2030 Portfolio Investor Class – 06-414
Band 125
2019	$1.96	$2.30	15,492,355
2018	2.10	1.96	16,316,314
2017	1.88	2.10	21,725,599
2016	1.79	1.88	23,068,804
2015	1.83	1.79	19,265,765
2014	1.73	1.83	13,458,488
2013	1.51	1.73	13,610,639
2012	1.36	1.51	6,850,132
2011	1.36	1.36	4,394,880
2010	1.22	1.36	2,261,026
Band 0
2019	$2.21	$2.62	127,580
2018	2.34	2.21	116,079
2017	2.06	2.34	107,987
2016	1.94	2.06	2,225,512
2015	1.97	1.94	3,464,348
2014	1.83	1.97	3,134,088
2013	1.58	1.83	2,882,260
2012	1.40	1.58	856,511
2011	1.39	1.40	642,417
2010	1.23	1.39	390,699
American Century One Choice 2030 Portfolio R6 Class – 06-CPV
Band 125
2019	$1.05	$1.23	6,096,809
2018	1.12	1.05	4,889,451
2017	0.99	1.12	1,771,194

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century One Choice 2035 Portfolio A Class – 06-406
Band 125
2019	$2.01	$2.38	6,235,810
2018	2.18	2.01	6,879,008
2017	1.93	2.18	10,667,542
2016	1.83	1.93	12,037,568
2015	1.89	1.83	13,617,188
2014	1.78	1.89	14,514,076
2013	1.53	1.78	13,574,732
2012	1.37	1.53	8,184,459
2011	1.38	1.37	5,888,624
2010	1.23	1.38	3,149,445
Band 100
2019	$2.06	$2.44	852,094
2018	2.22	2.06	867,469
2017	1.96	2.22	865,079
2016	1.87	1.96	1,044,835
2015	1.91	1.87	1,050,414
2014	1.80	1.91	734,974
2013	1.55	1.80	2,017
Band 50
2019	$2.16	$2.58	2,577
2018	2.32	2.16	2,593
2017	2.04	2.32	2,610
2016	1.93	2.04	2,628
2015	1.97	1.93	2,572
2014	1.84	1.97	2,592
2013	1.57	1.84	3,673
2012	1.40	1.57	3,521
2011	1.40	1.40	3,238
2010	1.24	1.40	793
Band 0
2019	$2.27	$2.72	–
2018	2.43	2.27	169,573
2017	2.12	2.43	160,766
2016	1.99	2.12	160,813
2015	2.03	1.99	164,024
2014	1.89	2.03	358,981
2013	1.60	1.89	360,093
2012	1.42	1.60	369,760
2011	1.41	1.42	176,108
2010	1.24	1.41	131,553
American Century One Choice 2035 Portfolio Investor Class – 06-416
Band 125
2019	$2.06	$2.45	15,105,065
2018	2.23	2.06	14,234,893
2017	1.96	2.23	17,661,986
2016	1.87	1.96	16,423,828
2015	1.91	1.87	13,985,737
2014	1.80	1.91	11,304,145
2013	1.55	1.80	10,096,993
2012	1.38	1.55	6,071,280
2011	1.39	1.38	3,738,218
2010	1.23	1.39	1,713,746

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.33	$2.80	138,715
2018	2.48	2.33	118,190
2017	2.16	2.48	109,864
2016	2.03	2.16	646,976
2015	2.05	2.03	2,217,946
2014	1.91	2.05	1,886,002
2013	1.62	1.91	1,344,058
2012	1.43	1.62	829,137
2011	1.42	1.43	569,856
2010	1.24	1.42	314,942
American Century One Choice 2035 Portfolio R6 Class – 06-CPW
Band 125
2019	$1.05	$1.25	4,593,100
2018	1.13	1.05	2,661,547
2017	0.99	1.13	483,150
American Century One Choice 2040 Portfolio A Class – 06-407
Band 125
2019	$2.12	$2.53	6,194,183
2018	2.30	2.12	7,200,530
2017	2.01	2.30	11,811,983
2016	1.91	2.01	13,656,468
2015	1.97	1.91	13,600,263
2014	1.85	1.97	13,753,750
2013	1.57	1.85	11,560,264
2012	1.39	1.57	7,233,304
2011	1.41	1.39	4,146,440
2010	1.25	1.41	2,352,543
Band 100
2019	$2.17	$2.60	815,365
2018	2.35	2.17	877,397
2017	2.05	2.35	1,043,594
2016	1.94	2.05	1,192,045
2015	1.99	1.94	1,012,543
2014	1.87	1.99	879,925
2013	1.58	1.87	3,847
2012	1.40	1.58	1,120
Band 0
2019	$2.39	$2.89	–
2018	2.56	2.39	197,295
2017	2.21	2.56	205,192
2016	2.08	2.21	199,817
2015	2.11	2.08	213,568
2014	1.96	2.11	1,089,013
2013	1.64	1.96	1,144,563
2012	1.44	1.64	1,183,708
2011	1.44	1.44	153,824
2010	1.26	1.44	281,155

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century One Choice 2040 Portfolio Investor Class – 06-417
Band 125
2019	$2.17	$2.60	11,766,997
2018	2.35	2.17	12,635,248
2017	2.05	2.35	17,796,559
2016	1.94	2.05	18,264,054
2015	1.99	1.94	15,378,975
2014	1.87	1.99	11,448,404
2013	1.58	1.87	10,982,872
2012	1.40	1.58	5,914,245
2011	1.42	1.40	3,619,020
2010	1.25	1.42	1,559,523
Band 0
2019	$2.45	$2.97	5,329
2018	2.62	2.45	763
2017	2.25	2.62	11,092
2016	2.11	2.25	1,797,709
2015	2.14	2.11	2,862,837
2014	1.98	2.14	2,742,179
2013	1.65	1.98	2,448,121
2012	1.44	1.65	687,340
2011	1.45	1.44	488,754
2010	1.26	1.45	272,970
American Century One Choice 2040 Portfolio R6 Class – 06-CPX
Band 125
2019	$1.06	$1.27	5,749,144
2018	1.14	1.06	4,123,659
2017	0.99	1.14	1,213,384
American Century One Choice 2045 Portfolio A Class – 06-408
Band 125
2019	$2.18	$2.64	5,275,635
2018	2.39	2.18	5,900,913
2017	2.06	2.39	7,524,420
2016	1.95	2.06	7,731,132
2015	2.01	1.95	8,066,676
2014	1.88	2.01	8,225,913
2013	1.58	1.88	7,114,366
2012	1.39	1.58	4,030,486
2011	1.42	1.39	2,486,219
2010	1.25	1.42	1,164,565
Band 100
2019	$2.24	$2.71	464,282
2018	2.44	2.24	528,737
2017	2.10	2.44	637,761
2016	1.98	2.10	764,782
2015	2.04	1.98	635,697
2014	1.90	2.04	509,425
2013	1.59	1.90	14,620
2012	1.40	1.59	2,715

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.46	$3.02	–
2018	2.66	2.46	218,811
2017	2.27	2.66	189,699
2016	2.12	2.27	203,447
2015	2.16	2.12	206,726
2014	1.99	2.16	372,373
2013	1.65	1.99	382,692
2012	1.44	1.65	364,211
2011	1.45	1.44	136,843
2010	1.26	1.45	127,298
American Century One Choice 2045 Portfolio Investor Class – 06-418
Band 125
2019	$2.24	$2.71	9,189,761
2018	2.44	2.24	9,136,537
2017	2.10	2.44	11,137,966
2016	1.99	2.10	10,782,713
2015	2.04	1.99	8,549,706
2014	1.91	2.04	6,617,545
2013	1.59	1.91	5,262,153
2012	1.40	1.59	2,978,285
2011	1.43	1.40	1,743,664
2010	1.26	1.43	823,793
Band 0
2019	$2.53	$3.10	49,999
2018	2.72	2.53	40,497
2017	2.32	2.72	32,691
2016	2.16	2.32	524,997
2015	2.19	2.16	1,097,743
2014	2.02	2.19	866,380
2013	1.67	2.02	757,750
2012	1.45	1.67	489,432
2011	1.46	1.45	339,694
2010	1.27	1.46	188,028
American Century One Choice 2045 Portfolio R6 Class – 06-CPY
Band 125
2019	$1.06	$1.29	3,898,564
2018	1.15	1.06	2,803,646
2017	0.99	1.15	711,280
American Century One Choice 2050 Portfolio A Class – 06-409
Band 125
2019	$2.22	$2.71	4,031,541
2018	2.44	2.22	4,437,142
2017	2.09	2.44	5,488,441
2016	1.98	2.09	5,740,699
2015	2.04	1.98	6,493,617
2014	1.91	2.04	6,182,368
2013	1.59	1.91	4,288,733
2012	1.40	1.59	2,728,105
2011	1.43	1.40	1,607,667
2010	1.26	1.43	680,617

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$2.27	$2.79	229,761
2018	2.49	2.27	252,947
2017	2.13	2.49	274,756
2016	2.01	2.13	308,234
2015	2.07	2.01	240,687
2014	1.93	2.07	186,001
Band 0
2019	$2.51	$3.10	–
2018	2.72	2.51	74,697
2017	2.30	2.72	118,413
2016	2.15	2.30	131,415
2015	2.19	2.15	150,046
2014	2.02	2.19	401,566
2013	1.67	2.02	424,966
2012	1.45	1.67	395,452
2011	1.46	1.45	124,534
2010	1.27	1.46	112,315
American Century One Choice 2050 Portfolio Investor Class – 06-419
Band 125
2019	$2.27	$2.79	6,694,638
2018	2.49	2.27	6,908,027
2017	2.13	2.49	8,674,346
2016	2.01	2.13	8,432,911
2015	2.07	2.01	6,574,783
2014	1.93	2.07	4,755,822
2013	1.60	1.93	3,692,614
2012	1.41	1.60	2,161,388
2011	1.44	1.41	1,190,201
2010	1.26	1.44	629,545
Band 0
2019	$2.57	$3.18	37,387
2018	2.78	2.57	27,759
2017	2.34	2.78	12,848
2016	2.18	2.34	1,770,471
2015	2.22	2.18	2,311,181
2014	2.04	2.22	2,076,371
2013	1.68	2.04	1,900,887
2012	1.46	1.68	315,629
2011	1.47	1.46	227,082
2010	1.27	1.47	127,230
American Century One Choice 2050 Portfolio R6 Class – 06-CRC
Band 125
2019	$1.07	$1.31	2,595,223
2018	1.16	1.07	2,337,327
2017	0.99	1.16	456,176

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century One Choice 2055 Portfolio A Class – 06-437
Band 125
2019	$1.49	$1.83	3,653,150
2018	1.64	1.49	3,776,841
2017	1.40	1.64	4,541,564
2016	1.32	1.40	4,051,132
2015	1.36	1.32	3,669,239
2014	1.27	1.36	2,407,473
2013	1.06	1.27	1,223,350
2012	0.93	1.06	473,815
2011	1.00 (04/01/11)	0.93	94,061
Band 100
2019	$1.52	$1.87	16,545
2018	1.67	1.52	16,586
2017	1.42	1.67	16,630
2016	1.34	1.42	16,780
2015	1.38	1.34	18,255
2014	1.28	1.38	22,365
Band 0
2019	$1.64	$2.04	–
2018	1.79	1.64	15,943
2017	1.50	1.79	4,324
2016	1.40	1.50	3,508
2015	1.43	1.40	1,255
2014	1.32	1.43	61,616
2013	1.08	1.32	30,152
2012	0.94	1.08	9,773
American Century One Choice 2055 Portfolio Investor Class – 06-436
Band 125
2019	$1.52	$1.87	6,616,347
2018	1.67	1.52	5,377,822
2017	1.42	1.67	5,318,755
2016	1.34	1.42	4,728,681
2015	1.38	1.34	2,637,236
2014	1.28	1.38	1,302,001
2013	1.06	1.28	661,085
2012	0.93	1.06	183,967
2011	1.00 (04/01/11)	0.93	16,185
Band 0
2019	$1.67	$2.08	35,816
2018	1.82	1.67	25,003
2017	1.53	1.82	18,886
2016	1.42	1.53	644,898
2015	1.44	1.42	796,764
2014	1.33	1.44	285,373
2013	1.09	1.33	50,166
2012	0.94	1.09	8,264
2011	1.00 (04/01/11)	0.94	1,528
American Century One Choice 2055 Portfolio R6 Class – 06-CRF
Band 125
2019	$1.07	$1.32	1,429,972
2018	1.17	1.07	1,171,549
2017	0.99	1.17	193,773

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century One Choice 2060 Portfolio A Class – 06-CKR
Band 125
2019	$1.13	$1.39	1,183,972
2018	1.25	1.13	765,214
2017	1.06	1.25	515,633
2016	1.00 (05/12/16)	1.06	396,717
Band 0
2019	$1.17	$1.46	–
2018	1.28	1.17	–
2017	1.07	1.28	8
American Century One Choice 2060 Portfolio Investor Class – 06-CKT
Band 125
2019	$1.14	$1.41	1,862,436
2018	1.26	1.14	1,320,234
2017	1.07	1.26	532,520
2016	1.00 (05/12/16)	1.07	103,021
Band 0
2019	$1.18	$1.47	17,311
2018	1.28	1.18	5,785
2017	1.07	1.28	788
2016	1.00 (05/12/16)	1.07	191,155
American Century One Choice 2060 Portfolio R6 Class – 06-CRG
Band 125
2019	$1.07	$1.32	346,626
2018	1.17	1.07	88,141
2017	0.99	1.17	4,693
American Century One Choice In Retirement Portfolio A Class – 06-426
Band 125
2019	$1.64	$1.87	3,472,103
2018	1.74	1.64	4,883,867
2017	1.60	1.74	8,071,545
2016	1.53	1.60	11,208,717
2015	1.58	1.53	17,101,479
2014	1.51	1.58	2,738,548
2013	1.38	1.51	2,969,030
2012	1.27	1.38	1,789,186
2011	1.25	1.27	861,482
2010	1.15	1.25	386,601
Band 100
2019	$1.68	$1.92	1,021,805
2018	1.78	1.68	1,179,271
2017	1.63	1.78	1,782,158
2016	1.56	1.63	2,092,032
2015	1.61	1.56	2,468,230
2014	1.53	1.61	379,462
2013	1.39	1.53	4,492
Band 50
2019	$1.76	$2.03	89,840

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.85	$2.14	126,278
2018	1.94	1.85	126,710
2017	1.76	1.94	132,174
2016	1.67	1.76	126,787
2015	1.70	1.67	118,250
2014	1.60	1.70	342,413
2013	1.45	1.60	337,595
2012	1.32	1.45	362,961
American Century One Choice In Retirement Portfolio Investor Class – 06-427
Band 125
2019	$1.68	$1.92	2,868,804
2018	1.77	1.68	3,967,490
2017	1.63	1.77	6,686,135
2016	1.56	1.63	9,191,500
2015	1.60	1.56	10,159,021
2014	1.53	1.60	1,863,172
2013	1.39	1.53	3,090,764
2012	1.28	1.39	1,791,943
2011	1.25	1.28	1,726,001
2010	1.15	1.25	394,579
Band 0
2019	$1.89	$2.19	17,755
2018	1.98	1.89	15,592
2017	1.79	1.98	12,241
2016	1.69	1.79	548,989
2015	1.72	1.69	1,968,488
2014	1.62	1.72	652,180
2013	1.46	1.62	655,259
2012	1.32	1.46	23,704
2011	1.28	1.32	14,095
2010	1.16	1.28	3,832
American Century One Choice In Retirement Portfolio R6 Class – 06-CRH
Band 125
2019	$1.03	$1.18	1,560,504
2018	1.09	1.03	1,540,244
2017	1.00	1.09	429,847
American Century Real Estate Fund A Class – 06-380
Band 125
2019	$3.06	$3.94	124,461
2018	3.27	3.06	210,263
2017	3.16	3.27	386,721
2016	3.03	3.16	619,211
2015	2.99	3.03	652,189
2014	2.34	2.99	751,004
2013	2.35	2.34	1,383,929
2012	2.03	2.35	1,259,227
2011	1.84	2.03	748,646
2010	1.45	1.84	1,061,530

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$3.18	$4.11	10,342
2018	3.39	3.18	9,043
2017	3.26	3.39	8,784
2016	3.13	3.26	12,882
2015	3.08	3.13	1,109
2014	2.41	3.08	5,536
2013	2.41	2.41	747
2012	2.07	2.41	362
Band 0
2019	$3.74	$4.88	–
2018	3.95	3.74	7,430
2017	3.76	3.95	5,805
2016	3.57	3.76	3,527
2015	3.48	3.57	3,057
2014	2.69	3.48	1,096
2013	2.67	2.69	291,549
2012	2.27	2.67	285,194
2011	2.04	2.27	128,262
2010	1.59	2.04	289,416
American Century Real Estate Fund Investor Class – 06-269
Band 125
2019	$1.29	$1.66	455,536
2018	1.37	1.29	917,547
2017	1.32	1.37	1,448,261
2016	1.27	1.32	1,834,694
2015	1.25	1.27	2,508,859
2014	0.97	1.25	2,259,305
2013	0.97	0.97	7,456,347
2012	0.84	0.97	7,452,986
2011	0.76	0.84	993,413
2010	0.60	0.76	1,217,601
American Century Real Estate Fund R6 Class – 06-CRK
Band 125
2019	$0.99	$1.28	327,135
2018	1.05	0.99	287,927
2017	1.01	1.05	508,731
American Century Select A Class – 06-240
Band 125
2019	$2.34	$3.14	22,253
2018	2.46	2.34	22,525
2017	1.94	2.46	42,954
2016	1.87	1.94	60,916
2015	1.76	1.87	103,626
2014	1.62	1.76	152,107
2013	1.26	1.62	203,656
2012	1.11	1.26	257,214
2011	1.12	1.11	84,500
2010	0.99	1.12	96,328

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$2.43	$3.27	49,213
2018	2.55	2.43	64,688
2017	2.00	2.55	64,901
2016	1.92	2.00	83,426
2015	1.81	1.92	70,118
2014	1.66	1.81	38,391
American Century Select Investor Class – 06-440
Band 125
2019	$4.69	$6.31	34,931
2018	4.93	4.69	33,374
2017	3.87	4.93	24,962
2016	3.72	3.87	22,420
2015	3.49	3.72	26,399
2014	3.20	3.49	25,564
2013	2.49	3.20	27,636
2012	2.20	2.49	24,322
2011	2.19	2.20	14,460
2010	1.94	2.19	15,330
American Century Small Cap Growth A Class – 06-200
Band 125
2019	$2.71	$3.65	259,770
2018	2.89	2.71	368,152
2017	2.33	2.89	393,870
2016	2.14	2.33	374,806
2015	2.26	2.14	364,372
2014	2.18	2.26	425,444
2013	1.57	2.18	584,467
2012	1.39	1.57	538,411
2011	1.49	1.39	568,575
2010	1.16	1.49	718,176
Band 100
2019	$2.81	$3.79	44,865
2018	2.99	2.81	59,189
2017	2.41	2.99	72,659
2016	2.20	2.41	76,153
2015	2.32	2.20	92,447
2014	2.23	2.32	53,859
2013	1.60	2.23	42
2012	1.42	1.60	–
2011	1.51	1.42	1,289
2010	1.18	1.51	1,200

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Small Cap Value Fund A Class – 06-390
Band 125
2019	$3.52	$4.62	184,166
2018	4.30	3.52	329,893
2017	3.96	4.30	372,235
2016	3.19	3.96	401,764
2015	3.33	3.19	548,981
2014	3.23	3.33	562,365
2013	2.43	3.23	529,649
2012	2.12	2.43	443,215
2011	2.30	2.12	350,672
2010	1.89	2.30	251,731
Band 50
2019	$3.94	$5.22	29,200
2018	4.78	3.94	33,167
2017	4.37	4.78	37,148
2016	3.50	4.37	36,433
2015	3.62	3.50	38,761
2014	3.49	3.62	39,214
2013	2.61	3.49	39,867
2012	2.25	2.61	42,864
2011	2.43	2.25	42,889
2010	1.98	2.43	7,942
Band 0
2019	$4.28	$5.69	5,895
2018	5.17	4.28	8,171
2017	4.70	5.17	8,434
2016	3.74	4.70	82,280
2015	3.85	3.74	57,115
2014	3.70	3.85	218,602
2013	2.75	3.70	63,318
2012	2.36	2.75	60,448
2011	2.54	2.36	55,001
2010	2.05	2.54	7,968
American Century Small Cap Value Fund Investor Class – 06-470
Band 125
2019	$3.83	$5.05	1,076,557
2018	4.68	3.83	1,500,238
2017	4.29	4.68	1,888,347
2016	3.45	4.29	2,193,675
2015	3.59	3.45	2,806,645
2014	3.48	3.59	4,216,181
2013	2.61	3.48	4,625,368
2012	2.27	2.61	4,394,657
2011	2.46	2.27	4,503,943
2010	2.01	2.46	4,498,490

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$4.78	$6.38	–
2018	5.77	4.78	–
2017	5.23	5.77	–
2016	4.15	5.23	–
2015	4.26	4.15	224,444
2014	4.08	4.26	239,660
2013	3.03	4.08	229,979
2012	2.59	3.03	218,774
2011	2.78	2.59	210,246
2010	1.01	2.78	154,247
American Century Small Cap Value Fund R6 Class – 06-CRM
Band 125
2019	$0.90	$1.19	2,139,913
2018	1.09	0.90	266,682
Band 75
2019	$0.91	$1.20	103,342
2018	1.10	0.91	110,522
American Century Small Company A Class – 06-385
Band 125
2019	$2.87	$3.39	29,194
2018	3.41	2.87	148,646
2017	3.13	3.41	301,701
2016	2.69	3.13	561,474
2015	2.89	2.69	499,759
2014	2.77	2.89	447,634
2013	1.96	2.77	437,031
2012	1.75	1.96	68,671
2011	1.79	1.75	52,786
2010	1.43	1.79	63,724
American Century Strategic Allocation: Aggressive Fund A Class – 06-400
Band 125
2019	$2.55	$3.12	1,908,736
2018	2.81	2.55	2,373,456
2017	2.39	2.81	2,556,658
2016	2.28	2.39	3,284,441
2015	2.35	2.28	5,702,064
2014	2.23	2.35	6,219,294
2013	1.89	2.23	7,139,084
2012	1.66	1.89	5,980,379
2011	1.72	1.66	5,046,090
2010	1.52	1.72	4,523,161
Band 100
2019	$2.65	$3.25	590,117
2018	2.91	2.65	676,689
2017	2.47	2.91	925,523
2016	2.35	2.47	1,045,850
2015	2.41	2.35	830,979
2014	2.28	2.41	899,506
2013	1.93	2.28	208,662
2012	1.70	1.93	197,276
2011	1.75	1.70	168,620
2010	1.54	1.75	129,782

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2019	$2.86	$3.53	11,824
2018	3.13	2.86	13,068
2017	2.64	3.13	13,568
2016	2.50	2.64	13,802
2015	2.55	2.50	13,932
2014	2.40	2.55	15,831
2013	2.02	2.40	17,327
2012	1.77	2.02	19,701
2011	1.82	1.77	21,354
2010	1.59	1.82	23,810
Band 0
2019	$3.10	$3.85	83,253
2018	3.38	3.10	117,434
2017	2.84	3.38	113,185
2016	2.67	2.84	102,301
2015	2.72	2.67	1,395,679
2014	2.54	2.72	1,413,689
2013	2.13	2.54	1,459,953
2012	1.86	2.13	1,401,309
2011	1.90	1.86	1,306,148
2010	1.65	1.90	278,790
American Century Strategic Allocation: Aggressive Fund Investor Class – 06-480
Band 125
2019	$2.28	$2.81	4,289,523
2018	2.51	2.28	12,547,293
2017	2.13	2.51	16,431,722
2016	2.03	2.13	24,071,227
2015	2.08	2.03	24,400,880
2014	1.97	2.08	24,690,951
2013	1.67	1.97	22,940,316
2012	1.47	1.67	23,882,811
2011	1.51	1.47	21,751,649
2010	1.33	1.51	19,557,891
Band 0
2019	$2.81	$3.50	–
2018	3.05	2.81	–
2017	2.56	3.05	–
2016	2.40	2.56	–
2015	2.44	2.40	507,746
2014	2.28	2.44	496,383
2013	1.90	2.28	459,356
2012	1.65	1.90	457,792
2011	1.69	1.65	417,435
2010	1.46	1.69	422,965
American Century Strategic Allocation: Aggressive Fund R6 Class – 06-CRN
Band 125
2019	$1.07	$1.32	1,047,129
2018	1.17	1.07	1,172,750
2017	0.99	1.17	546,683

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Strategic Allocation: Conservative Fund A Class – 06-405
Band 125
2019	$1.82	$2.08	892,641
2018	1.94	1.82	1,057,476
2017	1.78	1.94	1,337,265
2016	1.71	1.78	1,787,241
2015	1.77	1.71	2,449,197
2014	1.69	1.77	2,703,532
2013	1.56	1.69	4,120,079
2012	1.44	1.56	3,389,605
2011	1.42	1.44	2,636,851
2010	1.31	1.42	2,390,868
Band 100
2019	$1.89	$2.17	703,260
2018	2.01	1.89	747,679
2017	1.84	2.01	867,196
2016	1.77	1.84	980,075
2015	1.82	1.77	998,116
2014	1.73	1.82	896,035
2013	1.60	1.73	4,755
2012	1.47	1.60	70,090
2011	1.44	1.47	59,923
2010	1.33	1.44	46,967
Band 50
2019	$2.04	$2.35	279,274
2018	2.16	2.04	280,265
2017	1.96	2.16	284,220
Band 0
2019	$2.21	$2.55	–
2018	2.32	2.21	–
2017	2.10	2.32	–
2016	2.00	2.10	–
2015	2.04	2.00	243,699
2014	1.92	2.04	227,851
2013	1.75	1.92	207,386
2012	1.60	1.75	179,804
2011	1.55	1.60	170,685
2010	1.42	1.55	69,102
American Century Strategic Allocation: Conservative Fund Investor Cl – 06-485
Band 125
2019	$1.78	$2.04	1,065,365
2018	1.89	1.78	3,667,935
2017	1.73	1.89	4,753,850
2016	1.67	1.73	8,013,562
2015	1.71	1.67	8,100,584
2014	1.63	1.71	7,101,436
2013	1.50	1.63	6,501,158
2012	1.39	1.50	5,764,235
2011	1.36	1.39	5,027,788
2010	1.26	1.36	5,064,756

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.19	$2.55	–
2018	2.30	2.19	–
2017	2.08	2.30	–
2016	1.98	2.08	–
2015	2.00	1.98	465,217
2014	1.89	2.00	524,794
2013	1.72	1.89	507,787
2012	1.57	1.72	541,205
2011	1.51	1.57	630,906
2010	1.38	1.51	710,756
American Century Strategic Allocation: Conservative Fund R6 Class – 06-CRP
Band 125
2019	$1.03	$1.19	913,268
2018	1.09	1.03	1,019,473
2017	1.00	1.09	780,051
American Century Strategic Allocation: Moderate Fund A Class – 06-415
Band 125
2019	$2.24	$2.67	3,007,105
2018	2.43	2.24	3,548,802
2017	2.14	2.43	4,164,741
2016	2.05	2.14	6,878,986
2015	2.12	2.05	10,541,842
2014	2.01	2.12	12,094,607
2013	1.77	2.01	14,718,175
2012	1.59	1.77	12,895,546
2011	1.60	1.59	11,702,163
2010	1.44	1.60	10,739,208
Band 100
2019	$2.33	$2.78	2,219,401
2018	2.52	2.33	2,520,277
2017	2.21	2.52	3,403,196
2016	2.11	2.21	3,764,703
2015	2.18	2.11	3,201,482
2014	2.07	2.18	2,726,379
2013	1.81	2.07	349,912
2012	1.62	1.81	302,401
2011	1.63	1.62	299,200
2010	1.47	1.63	426,668
Band 75
2019	$2.42	$2.89	–
2018	2.61	2.42	–
2017	2.29	2.61	583,149
2016	2.17	2.29	582,574
2015	2.24	2.17	606,633
2014	2.12	2.24	740,219
2013	1.85	2.12	877,377
2012	1.66	1.85	1,028,199
2011	1.66	1.66	1,055,544

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2019	$2.51	$3.01	543
2018	2.70	2.51	772
2017	2.37	2.70	6,032
2016	2.24	2.37	6,604
2015	2.30	2.24	6,863
2014	2.17	2.30	13,408
2013	1.90	2.17	10,291
2012	1.69	1.90	11,533
2011	1.69	1.69	12,803
2010	1.51	1.69	11,866
Band 0
2019	$2.73	$3.29	–
2018	2.92	2.73	–
2017	2.54	2.92	–
2016	2.40	2.54	–
2015	2.45	2.40	1,705,129
2014	2.30	2.45	1,785,246
2013	2.00	2.30	1,909,284
2012	1.77	2.00	1,862,496
2011	1.77	1.77	1,795,448
2010	1.57	1.77	195,762
American Century Strategic Allocation: Moderate Fund Investor Class – 06-490
Band 125
2019	$2.10	$2.51	4,571,963
2018	2.27	2.10	27,956,014
2017	2.00	2.27	32,674,684
2016	1.90	2.00	45,937,441
2015	1.96	1.90	45,861,117
2014	1.86	1.96	44,917,084
2013	1.63	1.86	40,335,907
2012	1.46	1.63	40,859,329
2011	1.47	1.46	38,073,248
2010	1.32	1.47	35,016.804
Band 0
2019	$2.59	$3.12	–
2018	2.76	2.59	–
2017	2.40	2.76	–
2016	2.26	2.40	–
2015	2.30	2.26	2,509,957
2014	2.15	2.30	2,670,805
2013	1.86	2.15	2,929,731
2012	1.65	1.86	3,145,815
2011	1.64	1.65	3,403,402
2010	1.46	1.64	3,568,225
American Century Strategic Allocation: Moderate Fund R6 Class – 06-CRR
Band 125
2019	$1.05	$1.26	1,502,943
2018	1.13	1.05	1,387,073
2017	0.99	1.13	636,070

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Ultra Fund A Class – 06-430
Band 125
2019	$3.02	$4.00	184,421
2018	3.04	3.02	222,140
2017	2.34	3.04	210,685
2016	2.28	2.34	197,396
2015	2.18	2.28	254,233
2014	2.01	2.18	261,921
2013	1.49	2.01	422,104
2012	1.33	1.49	411,335
2011	1.33	1.33	415,957
2010	1.16	1.33	352,431
Band 100
2019	$3.14	$4.17	80,023
2018	3.16	3.14	95,663
2017	2.42	3.16	114,344
2016	2.35	2.42	121,607
2015	2.24	2.35	137,765
2014	2.06	2.24	90,134
American Century Ultra Fund Investor Class – 06-450
Band 125
2019	$5.49	$7.30	409,513
2018	5.52	5.49	435,230
2017	4.24	5.52	474,599
2016	4.11	4.24	517,742
2015	3.92	4.11	535,108
2014	3.61	3.92	581,205
2013	2.67	3.61	448,082
2012	2.37	2.67	249,550
2011	2.37	2.37	264,155
2010	2.06	2.37	101,485
American Century Ultra Fund R6 Class – 06-CRT
Band 125
2019	$1.30	$1.73	719,943
2018	1.30	1.30	730,849
American Century Value A Class – 06-698
Band 125
2019	$1.69	$2.11	15,939
2018	1.89	1.69	17,775
2017	1.77	1.89	32,131
2016	1.49	1.77	29,787
2015	1.58	1.49	15,852
2014	1.42	1.58	28,494
2013	1.10	1.42	25,696

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Century Value Investor Class – 06-696
Band 125
2019	$1.71	$2.15	13,221
2018	1.91	1.71	7,969
2017	1.79	1.91	1,093,382
2016	1.50	1.79	1,215,800
2015	1.59	1.50	1,065,183
2014	1.43	1.59	1,143,266
2013	1.10	1.43	73
American Century VP Capital Appreciation Fund I Class – 06-410
Band 125
2019	$4.38	$5.86	1,377,389
2018	4.67	4.38	1,919,127
2017	3.89	4.67	2,754,260
2016	3.81	3.89	3,111,804
2015	3.79	3.81	3,957,164
2014	3.55	3.79	4,201,495
2013	2.74	3.55	4,639,692
2012	2.39	2.74	5,034,146
2011	2.59	2.39	5,436,459
2010	2.00	2.59	5,326,783
Band 25
2019	$5.10	$6.89	–
2018	5.39	5.10	–
2017	4.44	5.39	–
2016	4.31	4.44	–
2015	4.24	4.31	–
2014	3.93	4.24	–
2013	3.01	3.93	–
2012	2.60	3.01	–
2011	2.79	2.60	–
2010	2.13	2.79	203,738
American Funds 2010 Target Date Retirement Fund R3 Class – 06-957
Band 125
2019	$1.04	$1.16	1,994,361
2018	1.09	1.04	1,368,460
2017	1.01	1.09	420,700
2016	0.95	1.01	297,598
American Funds 2010 Target Date Retirement Fund R4 Class – 06-958
Band 125
2019	$1.05	$1.18	1,023,592
2018	1.10	1.05	1,194,434
2017	1.01	1.10	745,023
2016	0.96	1.01	199,178
American Funds 2010 Target Date Retirement Fund R6 Class – 06-CRV
Band 125
2019	$1.05	$1.18	3,243,068
2018	1.09	1.05	2,351,220
2017	1.00	1.09	885,532

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds 2015 Target Date Retirement Fund R3 Class – 06-959
Band 125
2019	$1.05	$1.18	1,576,699
2018	1.10	1.05	1,718,964
2017	1.01	1.10	1,661,342
2016	0.95	1.01	277,076
American Funds 2015 Target Date Retirement Fund R4 Class – 06-969
Band 125
2019	$1.06	$1.20	1,215,725
2018	1.11	1.06	1,484,999
2017	1.01	1.11	1,056,475
2016	0.96	1.01	17,675
American Funds 2015 Target Date Retirement Fund R6 Class – 06-CRW
Band 125
2019	$1.05	$1.20	2,783,073
2018	1.10	1.05	2,588,803
2017	1.00	1.10	429,850
American Funds 2020 Target Date Retirement Fund R3 Class – 06-971
Band 125
2019	$1.06	$1.20	6,341,731
2018	1.11	1.06	2,756,134
2017	1.00	1.11	1,782,846
2016	0.95	1.00	273,790
2015	1.00 (05/21/15)	0.95	7,125
Band 0
2019	$1.11	$1.27	1,329,903
American Funds 2020 Target Date Retirement Fund R4 Class – 06-972
Band 125
2019	$1.07	$1.22	8,045,431
2018	1.12	1.07	10,659,143
2017	1.01	1.12	7,045,006
2016	0.96	1.01	498,156
American Funds 2020 Target Date Retirement Fund R6 Class – 06-CRX
Band 125
2019	$1.07	$1.22	14,889,708
2018	1.11	1.07	6,378,187
2017	1.00	1.11	2,441,320
American Funds 2025 Target Date Retirement Fund R3 Class – 06-973
Band 125
2019	$1.07	$1.24	5,490,031
2018	1.13	1.07	3,387,560
2017	1.00	1.13	1,626,089
2016	0.95	1.00	120,825
2015	1.00 (05/21/15)	0.95	1,648
Band 0
2019	$1.12	$1.31	1,555,538

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds 2025 Target Date Retirement Fund R4 Class – 06-974
Band 125
2019	$1.08	$1.26	9,648,722
2018	1.14	1.08	11,107,205
2017	1.00	1.14	5,615,180
2016	0.95	1.00	266,184
American Funds 2025 Target Date Retirement Fund R6 Class – 06-CRY
Band 125
2019	$1.08	$1.26	15,515,016
2018	1.14	1.08	7,834,763
2017	1.00	1.14	2,791,229
American Funds 2030 Target Date Retirement Fund R3 Class – 06-976
Band 125
2019	$1.09	$1.28	6,602,567
2018	1.15	1.09	4,753,377
2017	0.99	1.15	2,006,926
2016	0.94	0.99	68,324
2015	1.00 (05/21/15)	0.94	1,663
Band 0
2019	$1.14	$1.35	295,574
American Funds 2030 Target Date Retirement Fund R4 Class – 06-977
Band 125
2019	$1.10	$1.30	9,341,004
2018	1.16	1.10	8,636,097
2017	1.00	1.16	6,142,251
2016	0.94	1.00	758,530
American Funds 2030 Target Date Retirement Fund R6 Class – 06-CTC
Band 125
2019	$1.10	$1.31	14,395,846
2018	1.16	1.10	9,275,141
2017	1.00	1.16	3,517,440
American Funds 2035 Target Date Retirement Fund R3 Class – 06-978
Band 125
2019	$1.10	$1.33	5,476,612
2018	1.18	1.10	4,166,635
2017	0.99	1.18	908,945
2016	0.94	0.99	85,044
2015	1.00 (05/21/15)	0.94	794
Band 0
2019	$1.15	$1.41	369,689
American Funds 2035 Target Date Retirement Fund R4 Class – 06-979
Band 125
2019	$1.11	$1.35	8,421,573
2018	1.19	1.11	8,876,451
2017	1.00	1.19	5,116,181
2016	0.94	1.00	544,874

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds 2035 Target Date Retirement Fund R6 Class – 06-CTF
Band 125
2019	$1.11	$1.36	12,720,980
2018	1.19	1.11	8,139,019
2017	0.99	1.19	2,683,719
American Funds 2040 Target Date Retirement Fund R3 Class – 06-981
Band 125
2019	$1.10	$1.34	4,560,383
2018	1.19	1.10	3,418,153
2017	0.99	1.19	1,124,660
2016	0.94	0.99	107,933
Band 0
2019	$1.15	$1.42	411,278
American Funds 2040 Target Date Retirement Fund R4 Class – 06-982
Band 125
2019	$1.11	$1.36	6,680,416
2018	1.20	1.11	7,143,949
2017	1.00	1.20	4,729,339
2016	0.94	1.00	376,301
American Funds 2040 Target Date Retirement Fund R6 Class – 06-CTG
Band 125
2019	$1.12	$1.37	14,725,899
2018	1.20	1.12	10,260,005
2017	0.99	1.20	4,242,064
American Funds 2045 Target Date Retirement Fund R3 Class – 06-983
Band 125
2019	$1.11	$1.35	3,225,389
2018	1.19	1.11	2,192,256
2017	0.99	1.19	893,999
2016	0.94	0.99	71,916
Band 0
2019	$1.16	$1.43	387,286
American Funds 2045 Target Date Retirement Fund R4 Class – 06-984
Band 125
2019	$1.12	$1.37	6,768,248
2018	1.20	1.12	6,750,766
2017	1.00	1.20	4,514,331
2016	0.94	1.00	174,473
American Funds 2045 Target Date Retirement Fund R6 Class – 06-CTH
Band 125
2019	$1.12	$1.38	9,908,158
2018	1.20	1.12	5,955,609
2017	0.99	1.20	2,021,902
American Funds 2050 Target Date Retirement Fund R3 Class – 06-996
Band 125
2019	$1.11	$1.36	2,821,528
2018	1.20	1.11	1,799,887
2017	0.99	1.20	660,442
2016	0.94	0.99	75,011

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.16	$1.44	213,806
American Funds 2050 Target Date Retirement Fund R4 Class – 06-997
Band 125
2019	$1.12	$1.38	5,914,032
2018	1.21	1.12	5,474,034
2017	1.00	1.21	2,388,135
2016	0.94	1.00	44,319
American Funds 2050 Target Date Retirement Fund R6 Class – 06-CTJ
Band 125
2019	$1.12	$1.39	8,662,636
2018	1.20	1.12	4,306,302
2017	0.99	1.20	1,433,353
American Funds 2055 Target Date Retirement Fund R3 Class – 06-998
Band 125
2019	$1.11	$1.36	2,144,655
2018	1.20	1.11	1,259,435
2017	0.99	1.20	297,385
2016	0.94	0.99	14,275
Band 0
2019	$1.16	$1.44	27,864
American Funds 2055 Target Date Retirement Fund R4 Class – 06-999
Band 125
2019	$1.12	$1.38	2,631,420
2018	1.21	1.12	1,855,722
2017	1.00	1.21	732,797
2016	0.94	1.00	34,406
American Funds 2055 Target Date Retirement Fund R6 Class – 06-CTK
Band 125
2019	$1.12	$1.39	4,473,227
2018	1.20	1.12	2,315,747
2017	0.99	1.20	651,993
American Funds 2060 Target Date Retirement Fund R3 Class – 06-CGC
Band 125
2019	$1.11	$1.36	515,843
2018	1.20	1.11	212,406
2017	1.00	1.20	20,379
2016	0.94	1.00	435
Band 0
2019	$1.16	$1.44	9,577
American Funds 2060 Target Date Retirement Fund R4 Class – 06-CGF
Band 125
2019	$1.12	$1.38	1,140,028
2018	1.21	1.12	842,983
2017	1.00	1.21	501,269
2016	0.94	1.00	12,344

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds 2060 Target Date Retirement Fund R6 Class – 06-CTM
Band 125
2019	$1.12	$1.38	1,041,304
2018	1.20	1.12	314,786
2017	0.99	1.20	28,326
American Funds AMCAP Fund R3 Class – 06-182
Band 125
2019	$2.18	$2.71	994,378
2018	2.26	2.18	1,587,760
2017	1.88	2.26	1,459,155
2016	1.75	1.88	1,729,734
2015	1.76	1.75	1,471,902
2014	1.60	1.76	955,092
2013	1.19	1.60	887,860
2012	1.04	1.19	543,469
2011	1.05	1.04	520,109
2010	0.94	1.05	346,384
Band 100
2019	$2.25	$2.80	184,039
2018	2.32	2.25	233,732
2017	1.93	2.32	305,673
2016	1.79	1.93	370,669
2015	1.80	1.79	464,036
2014	1.63	1.80	423,904
Band 0
2019	$2.56	$3.23	–
2018	2.62	2.56	–
2017	2.15	2.62	–
2016	1.98	2.15	–
2015	1.97	1.98	–
2014	1.77	1.97	799,137
2013	1.30	1.77	642,126
2012	1.12	1.30	618,565
2011	1.12	1.12	576,480
2010	0.99	1.12	532,092
American Funds AMCAP Fund R4 Class – 06-207
Band 125
2019	$2.17	$2.71	1,339,879
2018	2.24	2.17	2,942,331
2017	1.86	2.24	7,172,262
2016	1.73	1.86	7,847,268
2015	1.74	1.73	6,815,801
2014	1.57	1.74	5,531,795
2013	1.16	1.57	3,382,121
2012	1.02	1.16	3,455,982
2011	1.03	1.02	3,264,427
2010	0.91	1.03	303,037

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.53	$3.19	2,841,346
2018	2.58	2.53	3,273,570
2017	2.11	2.58	3,579,051
2016	1.94	2.11	3,879,451
American Funds AMCAP Fund R6 Class – 06-CTN
Band 125
2019	$1.16	$1.45	5,823,609
2018	1.20	1.16	6,215,080
2017	0.99	1.20	2,868,421
American Funds American Balanced Fund R3 Class – 06-447
Band 125
2019	$1.92	$2.25	5,954,183
2018	2.01	1.92	6,719,526
2017	1.76	2.01	8,457,852
2016	1.65	1.76	7,253,930
2015	1.65	1.65	7,740,291
2014	1.54	1.65	6,636,140
2013	1.28	1.54	5,663,996
2012	1.14	1.28	4,095,869
2011	1.12	1.14	683,659
2010	1.01	1.12	49,487
Band 100
2019	$1.96	$2.31	502,072
2018	2.05	1.96	400,600
2017	1.80	2.05	104,872
2016	1.68	1.80	48,488
Band 75
2019	$2.01	$2.37	225,099
2018	2.09	2.01	1,117,519
Band 50
2019	$2.05	$2.43	431,151
2018	2.13	2.05	429,105
2017	1.86	2.13	405,331
2016	1.73	1.86	84
Band 0
2019	$2.15	$2.55	8,569
2018	2.22	2.15	78,533
2017	1.93	2.22	95,427
2016	1.78	1.93	84,281
2015	1.76	1.78	128,648
2014	1.62	1.76	115,769
2013	1.33	1.62	123,560

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds American Balanced Fund R4 Class – 06-446
Band 125
2019	$1.97	$2.32	17,343,056
2018	2.05	1.97	25,360,464
2017	1.80	2.05	29,925,791
2016	1.68	1.80	34,531,928
2015	1.67	1.68	19,320,364
2014	1.56	1.67	15,440,557
2013	1.30	1.56	12,667,953
2012	1.15	1.30	2,619,333
2011	1.12	1.15	579,339
American Funds American Balanced Fund R6 Class – 06-CTP
Band 125
2019	$1.10	$1.30	28,757,165
2018	1.14	1.10	24,219,342
2017	1.00	1.14	9,698,227
Band 75
2019	$1.11	$1.32	866,145
2018	1.15	1.11	819,120
Band 0
2019	$1.13	$1.35	1,018,307
2018	1.16	1.13	791,688
2017	1.00	1.16	613,242
American Funds American High Income Trust R3 Class – 06-184
Band 125
2019	$1.61	$1.78	313,641
2018	1.67	1.61	282,720
2017	1.59	1.67	587,009
2016	1.39	1.59	677,334
2015	1.52	1.39	976,425
2014	1.54	1.52	1,395,758
2013	1.47	1.54	2,625,419
2012	1.30	1.47	2,773,823
2011	1.30	1.30	2,499,787
2010	1.15	1.30	2,401,359
Band 100
2019	$1.67	$1.84	77,820
2018	1.72	1.67	71,774
2017	1.63	1.72	150,780
2016	1.42	1.63	224,727
2015	1.56	1.42	171,200
2014	1.57	1.56	187,829
Band 0
2019	$1.90	$2.12	–
2018	1.94	1.90	–
2017	1.82	1.94	–
2016	1.57	1.82	–
2015	1.70	1.57	–
2014	1.70	1.70	35,010
2013	1.60	1.70	119,441
2012	1.40	1.60	274,583
2011	1.38	1.40	257,600
2010	1.20	1.38	215,406

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds American High Income Trust R4 Class – 06-208
Band 125
2019	$1.57	$1.73	325,090
2018	1.62	1.57	348,730
2017	1.53	1.62	365,366
2016	1.33	1.53	358,612
2015	1.46	1.33	992,906
2014	1.47	1.46	3,157,052
2013	1.40	1.47	3,250,398
2012	1.24	1.40	3,926,078
2011	1.23	1.24	6,472,828
2010	1.08	1.23	6,414,398
American Funds American High-Income Trust R6 Class – 06-3MC
Band 125
2019	$0.95	$1.06	38,490
American Funds American Mutual Fund R4 Class – 06-3MK
Band 125
2019	$0.95	$1.14	68,429
American Funds American Mutual Fund R6 Class – 06-3M3
Band 125
2019	$0.95	$1.14	480,376
American Funds Capital Income Builder R6 Class – 06-3M6
Band 125
2019	$0.97	$1.13	31,737
American Funds Capital World Bond Fund R6 Class – 06-GFN
Band 125
2019	$0.98	$1.05	257,362
2018	1.01	0.98	231,316
2017	1.00 (07/21/17)	1.01	1,470
American Funds Capital World Growth and Income Fund R3 Class – 06-183
Band 125
2019	$1.68	$2.07	2,383,856
2018	1.90	1.68	2,685,944
2017	1.55	1.90	5,337,934
2016	1.48	1.55	6,669,435
2015	1.53	1.48	8,325,140
2014	1.50	1.53	9,622,944
2013	1.22	1.50	13,579,291
2012	1.04	1.22	13,196,341
2011	1.14	1.04	12,488,030
2010	1.08	1.14	11,206,401

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$1.73	$2.15	413,391
2018	1.96	1.73	501,664
2017	1.59	1.96	696,268
2016	1.52	1.59	764,013
2015	1.57	1.52	790,769
2014	1.53	1.57	744,147
2013	1.24	1.53	11,272
2012	1.06	1.24	12,012
2011	1.16	1.06	29,164
2010	1.09	1.16	25,192
Band 50
2019	$1.85	$2.30	3,212
Band 0
2019	$1.98	$2.47	205,397
2018	2.21	1.98	187,660
2017	1.78	2.21	161,958
2016	1.67	1.78	151,327
2015	1.72	1.67	704,535
2014	1.66	1.72	667,310
2013	1.33	1.66	1,060,196
2012	1.12	1.33	1,380,108
2011	1.22	1.12	1,183,845
2010	1.13	1.22	720,831
American Funds Capital World Growth and Income Fund R4 Class – 06-211
Band 125
2019	$1.57	$1.94	15,367,056
2018	1.77	1.57	21,314,492
2017	1.44	1.77	24,395,426
2016	1.37	1.44	28,006,705
2015	1.42	1.37	29,778,811
2014	1.38	1.42	32,395,497
2013	1.12	1.38	35,430,230
2012	0.95	1.12	42,309,178
2011	1.04	0.95	42,581,932
2010	0.98	1.04	38,570,362
Band 0
2019	$1.83	$2.29	–
2018	2.04	1.83	–
2017	1.63	2.04	–
2016	1.54	1.63	–
2015	1.57	1.54	414,734
2014	1.51	1.57	450,975
2013	1.21	1.51	354,766
2012	1.01	1.21	238,441
2011	1.10	1.01	177,531
2010	1.02	1.10	138,842

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds Capital World Growth and Income Fund R6 Class – 06-CTR
Band 125
2019	$1.09	$1.36	7,947,909
2018	1.23	1.09	8,045,840
2017	1.00	1.23	3,683,649
American Funds EuroPacific Growth Fund R3 Class – 06-181
Band 125
2019	$1.39	$1.74	5,925,288
2018	1.67	1.39	7,926,478
2017	1.30	1.67	9,613,152
2016	1.31	1.30	10,524,783
2015	1.34	1.31	12,498,172
2014	1.40	1.34	16,584,666
2013	1.18	1.40	19,001,099
2012	1.01	1.18	16,301,051
2011	1.18	1.01	13,803,526
2010	1.10	1.18	10,279,349
Band 100
2019	$1.44	$1.81	373,476
2018	1.72	1.44	563,595
2017	1.33	1.72	706,789
2016	1.34	1.33	836,439
2015	1.37	1.34	1,007,859
2014	1.43	1.37	887,342
2013	1.20	1.43	103,392
2012	1.02	1.20	97,748
2011	1.20	1.02	111,529
2010	1.11	1.20	98,913
Band 50
2019	$1.54	$1.94	127,183
2018	1.83	1.54	135,351
2017	1.41	1.83	135,743
2016	1.41	1.41	138,835
2015	1.43	1.41	141,139
2014	1.48	1.43	139,840
2013	1.25	1.48	147,693
2012	1.05	1.25	142,989
2011	1.23	1.05	142,239
2010	1.13	1.23	13,733
Band 0
2019	$1.64	$2.08	207,276
2018	1.94	1.64	174,836
2017	1.49	1.94	207,933
2016	1.48	1.49	342,471
2015	1.50	1.48	1,167,986
2014	1.54	1.50	2,116,124
2013	1.29	1.54	2,096,283
2012	1.08	1.29	2,226,002
2011	1.26	1.08	2,152,684
2010	1.15	1.26	1,821,298

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds EuroPacific Growth Fund R4 Class – 06-212
Band 125
2019	$1.31	$1.65	35,944,451
2018	1.57	1.31	34,083,156
2017	1.21	1.57	36,701,393
2016	1.22	1.21	43,267,308
2015	1.25	1.22	44,399,086
2014	1.30	1.25	47,904,834
2013	1.09	1.30	49,516,946
2012	0.93	1.09	39,430,332
2011	1.09	0.93	36,371,764
2010	1.01	1.09	31,739,094
Band 0
2019	$1.53	$1.94	49,634
2018	1.80	1.53	53,571
2017	1.38	1.80	52,779
2016	1.37	1.38	5,186,200
2015	1.38	1.37	4,882,273
2014	1.42	1.38	4,317,937
2013	1.18	1.42	3,888,457
2012	0.99	1.18	3,696,773
American Funds EuroPacific Growth Fund R5 Class – 06-296
Band 125
2019	$1.26	$1.59	1,177
American Funds EuroPacific Growth Fund R6 Class – 06-CTT
Band 125
2019	$1.07	$1.35	16,326,662
2018	1.28	1.07	14,818,473
2017	0.99	1.28	4,934,235
Band 0
2019	$1.10	$1.40	2,559,784
2018	1.29	1.10	2,711,343
2017	0.99	1.29	2,946,229
American Funds Fundamental Investors R3 Class – 06-213
Band 125
2019	$1.97	$2.47	2,838,351
2018	2.14	1.97	3,432,385
2017	1.76	2.14	4,317,674
2016	1.59	1.76	4,940,468
2015	1.56	1.59	6,517,021
2014	1.46	1.56	9,842,830
2013	1.13	1.46	12,979,778
2012	0.98	1.13	12,884,095
2011	1.01	0.98	11,982,746
2010	0.90	1.01	9,933,523

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$2.03	$2.55	472,454
2018	2.20	2.03	564,642
2017	1.81	2.20	751,166
2016	1.63	1.81	812,686
2015	1.60	1.63	783,599
2014	1.49	1.60	688,290
2013	1.14	1.49	16,956
2012	0.99	1.14	16,952
2011	1.02	0.99	15,165
2010	0.91	1.02	13,227
Band 50
2019	$2.16	$2.73	3,332
2018	2.33	2.16	1,676
2017	1.90	2.33	47,556
2016	1.71	1.90	51,891
2015	1.66	1.71	52,367
2014	1.54	1.66	55,149
2013	1.18	1.54	48,706
2012	1.02	1.18	41,904
2011	1.04	1.02	60,589
2010	0.92	1.04	27,095
Band 0
2019	$2.29	$2.91	95,550
2018	2.46	2.29	93,102
2017	2.00	2.46	76,776
2016	1.79	2.00	165,575
2015	1.73	1.79	774,064
2014	1.60	1.73	712,894
2013	1.22	1.60	958,957
2012	1.04	1.22	1,206,528
2011	1.07	1.04	1,151,468
2010	0.94	1.07	524,482
American Funds Fundamental Investors R4 Class – 06-214
Band 125
2019	$2.04	$2.57	5,027,662
2018	2.21	2.04	7,153,820
2017	1.82	2.21	8,129,104
2016	1.64	1.82	11,134,916
2015	1.60	1.64	12,115,475
2014	1.49	1.60	11,016,945
2013	1.15	1.49	11,100,364
2012	0.99	1.15	13,264,249
2011	1.03	0.99	11,057,642
2010	0.91	1.03	8,695,445
American Funds Fundamental Investors R6 Class – 06-CTV
Band 125
2019	$1.13	$1.42	6,368,262
2018	1.22	1.13	5,866,114
2017	1.00	1.22	3,374,450

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds Inflation Linked Bond Fund R6 Class – 06-3G9
Band 125
2019	$1.00	$1.06	308
American Funds Intermediate Bond Fund of America R3 Class – 06-186
Band 125
2019	$1.09	$1.12	152,028
2018	1.09	1.09	141,933
2017	1.10	1.09	195,603
2016	1.10	1.10	323,540
2015	1.11	1.10	357,548
2014	1.11	1.11	598,858
2013	1.14	1.11	671,416
2012	1.13	1.14	616,914
2011	1.11	1.13	658,934
2010	1.07	1.11	645,741
Band 100
2019	$1.12	$1.16	358,258
2018	1.13	1.12	385,556
2017	1.13	1.13	463,594
2016	1.13	1.13	509,299
2015	1.14	1.13	156,962
2014	1.13	1.14	161,896
Band 0
2019	$1.28	$1.33	–
2018	1.27	1.28	–
2017	1.26	1.27	–
2016	1.25	1.26	–
2015	1.24	1.25	28,813
2014	1.23	1.24	56,798
2013	1.24	1.23	55,214
2012	1.22	1.24	35,590
2011	1.18	1.22	794,074
2010	1.13	1.18	696,368
American Funds Intermediate Bond Fund of America R4 Class – 06-209
Band 125
2019	$1.12	$1.15	252,038
2018	1.12	1.12	227,052
2017	1.12	1.12	181,609
2016	1.12	1.12	174,565
2015	1.13	1.12	222,520
2014	1.12	1.13	177,698
2013	1.15	1.12	1,846,472
2012	1.13	1.15	1,673,647
2011	1.11	1.13	181,828
2010	1.07	1.11	227,672
American Funds Intermediate Bond Fund of America R6 Class – 06-GKH
Band 125
2019	$1.00	$1.03	22,288
American Funds Investment Company of America R6 Class – 06-3GH
Band 125
2019	$0.88	$1.09	149

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds New Perspective Fund R3 Class – 06-502
Band 125
2019	$1.68	$2.15	1,513,672
2018	1.81	1.68	1,758,514
2017	1.43	1.81	2,246,546
2016	1.43	1.43	2,302,949
2015	1.37	1.43	3,005,849
2014	1.35	1.37	2,851,298
2013	1.08	1.35	1,853,855
2012	0.91	1.08	533,804
2011	1.00 (06/23/11)	0.91	22,761
Band 0
2019	$1.85	$2.39	1,279
2018	1.97	1.85	77,228
2017	1.53	1.97	63,117
2016	1.51	1.53	75,629
2015	1.44	1.51	356,639
2014	1.40	1.44	340,160
American Funds New Perspective Fund R4 Class – 06-503
Band 125
2019	$1.72	$2.21	3,346,339
2018	1.85	1.72	4,898,004
2017	1.45	1.85	5,352,200
2016	1.45	1.45	4,784,989
2015	1.39	1.45	4,473,503
2014	1.36	1.39	4,128,078
2013	1.09	1.36	2,805,857
2012	0.91	1.09	572,944
2011	1.00 (06/23/11)	0.91	222,013
Band 0
2019	$1.89	$2.45	–
2018	2.01	1.89	–
2017	1.56	2.01	–
2016	1.53	1.56	370,725
2015	1.45	1.53	328,090
2014	1.41	1.45	189,029
2013	1.11	1.41	160,899
2012	0.92	1.11	100,207
American Funds New Perspective Fund R6 Class – 06-CTW
Band 125
2019	$1.18	$1.52	5,777,008
2018	1.27	1.18	3,911,519
2017	0.99	1.27	738,466
Band 0
2019	$1.21	$1.58	507,857
2018	1.28	1.21	625,991
2017	0.99	1.28	729,819

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds New World Fund R3 Class – 06-691
Band 125
2019	$1.28	$1.60	475,657
2018	1.48	1.28	547,756
2017	1.13	1.48	495,535
2016	1.11	1.13	421,671
2015	1.20	1.11	389,512
2014	1.26	1.20	280,147
2013	1.16	1.26	129,191
2012	1.00 (05/24/12)	1.16	685
Band 0
2019	$1.39	$1.76	–
2018	1.59	1.39	–
2017	1.20	1.59	–
2016	1.16	1.20	–
2015	1.23	1.16	2,845
2014	1.29	1.23	1,378
American Funds New World Fund R4 Class – 06-689
Band 125
2019	$1.30	$1.64	7,567,057
2018	1.51	1.30	9,476,083
2017	1.15	1.51	12,352,994
2016	1.12	1.15	13,107,633
2015	1.21	1.12	10,325,286
2014	1.27	1.21	8,347,147
2013	1.17	1.27	2,575,655
2012	1.00 (05/24/12)	1.17	5,580
Band 0
2019	$1.42	$1.81	14,891
2018	1.61	1.42	13,660
2017	1.22	1.61	12,476
2016	1.17	1.22	8,521
2015	1.25	1.17	5,036
2014	1.29	1.25	2,141
American Funds New World Fund R6 Class – 06-CTX
Band 125
2019	$1.13	$1.43	3,725,548
2018	1.30	1.13	3,335,151
2017	0.99	1.30	973,158
Band 75
2019	$1.15	$1.46	106,393
2018	1.31	1.15	94,195

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds SMALLCAP World Fund R3 Class – 06-333
Band 125
2019	$1.36	$1.75	928,388
2018	1.53	1.36	1,077,415
2017	1.22	1.53	1,128,842
2016	1.17	1.22	1,158,304
2015	1.16	1.17	1,570,564
2014	1.16	1.16	1,499,396
2013	0.91	1.16	1,803,072
2012	0.76	0.91	1,650,612
2011	0.90	0.76	1,068,601
2010	0.74	0.90	1,073,473
Band 100
2019	$1.39	$1.80	137,463
2018	1.56	1.39	134,704
2017	1.25	1.56	180,056
2016	1.20	1.25	263,714
2015	1.18	1.20	292,591
2014	1.18	1.18	311,068
2013	0.92	1.18	16,699
2012	0.77	0.92	16,699
Band 0
2019	$1.56	$2.03	30,537
2018	1.73	1.56	29,755
2017	1.37	1.73	26,735
2016	1.30	1.37	24,857
2015	1.27	1.30	19,752
2014	1.25	1.27	14,375
2013	0.97	1.25	10,806
2012	0.80	0.97	9,386
2011	0.93	0.80	18,900
2010	0.75	0.93	16,340
American Funds SMALLCAP World Fund R4 Class – 06-332
Band 125
2019	$1.41	$1.82	1,308,246
2018	1.58	1.41	1,494,118
2017	1.26	1.58	1,001,243
2016	1.21	1.26	1,807,619
2015	1.19	1.21	1,803,698
2014	1.18	1.19	1,087,002
2013	0.93	1.18	891,579
2012	0.77	0.93	325,535
2011	0.91	0.77	145,574
2010	0.73	0.91	75,128
American Funds SMALLCAP World Fund R6 Class – 06-CTY
Band 125
2019	$1.11	$1.44	2,841,650
2018	1.24	1.11	2,536,935
2017	0.99	1.24	285,308

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds The Bond Fund of America R6 Class – 06-39V
Band 125
2019	$1.02	$1.09	1,042,687
American Funds The Growth Fund of America R3 Class – 06-179
Band 125
2019	$2.13	$2.69	5,230,628
2018	2.23	2.13	5,462,938
2017	1.80	2.23	7,494,925
2016	1.68	1.80	7,870,938
2015	1.62	1.68	8,695,683
2014	1.51	1.62	12,059,746
2013	1.15	1.51	15,844,563
2012	0.96	1.15	16,133,112
2011	1.03	0.96	20,086,485
2010	0.93	1.03	19,453,538
Band 100
2019	$2.20	$2.79	634,722
2018	2.30	2.20	703,085
2017	1.85	2.30	856,395
2016	1.73	1.85	932,545
2015	1.66	1.73	969,989
2014	1.54	1.66	862,387
2013	1.17	1.54	92,240
2012	0.98	1.17	102,043
2011	1.04	0.98	98,082
2010	0.94	1.04	86,557
Band 50
2019	$2.35	$2.99	2,508
2018	2.44	2.35	214
2017	1.95	2.44	214
2016	1.82	1.95	221
2015	1.74	1.82	173
2014	1.60	1.74	120
2013	1.21	1.60	63
2012	1.01	1.21	–
2011	1.07	1.01	–
2010	0.96	1.07	72,709
Band 0
2019	$2.51	$3.20	422,907
2018	2.59	2.51	436,840
2017	2.06	2.59	406,356
2016	1.91	2.06	651,173
2015	1.82	1.91	736,512
2014	1.67	1.82	767,151
2013	1.25	1.67	1,094,119
2012	1.04	1.25	872,967
2011	1.10	1.04	1,053,971
2010	0.98	1.10	1,259,135

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds The Growth Fund of America R4 Class – 06-216
Band 125
2019	$2.12	$2.68	8,082,468
2018	2.21	2.12	12,042,214
2017	1.77	2.21	15,274,303
2016	1.66	1.77	17,563,781
2015	1.59	1.66	18,925,617
2014	1.48	1.59	19,109,846
2013	1.12	1.48	20,772,463
2012	0.94	1.12	21,046,395
2011	1.00	0.94	33,456,196
2010	0.90	1.00	32,126,640
Band 0
2019	$2.46	$3.16	–
2018	2.54	2.46	–
2017	2.01	2.54	–
2016	1.86	2.01	–
2015	1.76	1.86	4,674,744
2014	1.61	1.76	5,015,535
2013	1.21	1.61	5,449,490
2012	1.00	1.21	6,069,619
2011	1.05	1.00	6,365,220
2010	0.94	1.05	7,261,795
American Funds The Growth Fund of America R6 Class – 06-CVC
Band 125
2019	$1.19	$1.51	22,982,799
2018	1.23	1.19	23,383,033
2017	0.99	1.23	11,242,937
Band 75
2019	$1.20	$1.53	1,436,338
2018	1.24	1.20	1,735,204
Band 0
2019	$1.22	$1.57	3,480,481
2018	1.25	1.22	3,587,701
American Funds The Income Fund of America R6 Class – 06-3M7
Band 125
2019	$0.96	$1.13	12,738
American Funds The New Economy Fund R6 Class – 06-3KY
Band 125
2019	$0.93	$1.16	52,227

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
American Funds Washington Mutual Investors Fund R3 Class – 06-449
Band 125
2019	$2.31	$2.85	2,085,008
2018	2.42	2.31	2,065,887
2017	2.04	2.42	2,272,503
2016	1.83	2.04	2,150,010
2015	1.86	1.83	2,283,608
2014	1.70	1.86	1,683,579
2013	1.31	1.70	1,319,491
2012	1.19	1.31	819,793
2011	1.13	1.19	270,357
2010	1.01	1.13	9,329
Band 0
2019	$2.59	$3.23	244,207
2018	2.67	2.59	473,513
2017	2.23	2.67	256,644
2016	1.98	2.23	265,598
2015	1.99	1.98	268,855
2014	1.79	1.99	242,423
2013	1.36	1.79	69,699
2012	1.22	1.36	53,872
American Funds Washington Mutual Investors Fund R4 Class – 06-448
Band 125
2019	$2.37	$2.94	14,263,712
2018	2.48	2.37	11,600,282
2017	2.09	2.48	13,373,211
2016	1.87	2.09	14,858,754
2015	1.89	1.87	8,685,941
2014	1.73	1.89	3,299,660
2013	1.32	1.73	2,622,234
2012	1.19	1.32	1,346,107
2011	1.13	1.19	656
2010	1.01	1.13	59
Band 0
2019	$2.66	$3.33	1,681,930
2018	2.74	2.66	2,051,325
2017	2.28	2.74	2,129,239
2016	2.01	2.28	2,391,129
2015	2.02	2.01	29,774
2014	1.81	2.02	991
American Funds Washington Mutual Investors Fund R6 Class – 06-CVF
Band 125
2019	$1.14	$1.42	11,602,002
2018	1.19	1.14	10,498,658
2017	1.00	1.19	2,720,799

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AMG Managers Cadence Mid Cap Fund Investor Class – 06-846
Band 125
2019	$1.69	$2.09	183
2018	1.91	1.69	181
2017	1.54	1.91	2,071
2016	1.45	1.54	6,989
2015	1.49	1.45	6,554
2014	1.35	1.49	8,142
2013	1.05	1.35	6,859
2012	0.98	1.05	5,248
2011	1.02	0.98	6,325
2010	0.82	1.02	13,719
Band 100
2019	$1.71	$2.12	215
2018	1.93	1.71	367
2017	1.55	1.93	342
2016	1.47	1.55	913
2015	1.50	1.47	4,915
2014	1.36	1.50	4,447
2013	1.05	1.36	9,510
2012	1.00	1.05	36,397
2011	1.03	1.00	34,736
2010	0.82	1.03	31,742
Band 0
2019	$1.82	$2.28	–
2018	2.03	1.82	–
2017	1.62	2.03	–
2016	1.51	1.62	–
2015	1.53	1.51	–
2014	1.37	1.53	–
2013	1.05	1.37	–
2012	1.05	1.05	11,581
2011	1.07	1.05	9,321
2010	0.85	1.07	6,742
AMG Managers Cadence Mid Cap Fund Service Class – 06-199
Band 125
2019	$1.76	$2.18	5,714
2018	1.98	1.76	7,226
2017	1.60	1.98	5,965
2016	1.51	1.60	209
AMG Renaissance Large Cap Growth Fund N Class – 06-FXW
Band 125
2019	$0.99	$1.32	38,068
2018	1.08	0.99	40,279
2017	1.00 (07/21/17)	1.08	42,389
Band 100
2019	$0.99	$1.33	2,977
2018	1.08	0.99	3,218
2017	1.00 (07/21/17)	1.08	2,639

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
AQR Emerging Multi-Style Fund N Class – 06-AAA
Band 125
2019	$0.89	$1.00	403
2018	1.07	0.89	402
2017	0.79	1.07	2,193
AQR Large Cap Multi-Style Fund N Class – 06-CCC
Band 125
2019	$1.08	$1.33	24,783
2018	1.23	1.08	23,263
2017	1.01	1.23	80,591
2016	0.96	1.01	76,114
Ariel Appreciation Fund Investor Class – 06-335
Band 125
2019	$2.38	$2.93	50,811
2018	2.80	2.38	46,385
2017	2.47	2.80	247,702
2016	2.22	2.47	314,915
2015	2.39	2.22	721,982
2014	2.24	2.39	938,021
2013	1.55	2.24	701,891
2012	1.32	1.55	415,119
2011	1.44	1.32	449,147
2010	1.22	1.44	455,729
Band 0
2019	$2.93	$3.65	–
2018	3.40	2.93	–
2017	2.96	3.40	–
2016	2.63	2.96	–
2015	2.80	2.63	116,636
2014	2.59	2.80	89,122
2013	1.77	2.59	91,897
Ariel Fund Investor Class – 06-330
Band 125
2019	$2.40	$2.96	148,939
2018	2.82	2.40	145,601
2017	2.46	2.82	81,535
2016	2.16	2.46	361,073
2015	2.28	2.16	513,529
2014	2.08	2.28	517,051
2013	1.46	2.08	496,406
2012	1.22	1.46	679,774
2011	1.40	1.22	596,422
2010	1.12	1.40	620,110
Ariel International Fund Investor Class – 06-CKV
Band 125
2019	$1.02	$1.13	–
2018	1.14	1.02	139,525

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Ave Maria Growth Fund – 06-082
Band 125
2019	$1.39	$1.88	95,467
2018	1.43	1.39	78,789
2017	1.14	1.43	26,409
2016	1.03	1.14	204,970
2015	1.07	1.03	177,733
2014	1.00 (06/26/14)	1.07	154,425
Ave Maria Rising Dividend Fund – 06-084
Band 125
2019	$1.17	$1.48	169,070
2018	1.25	1.17	142,598
2017	1.08	1.25	133,749
2016	0.95	1.08	403,049
2015	1.02	0.95	370,825
2014	1.00 (06/26/14)	1.02	329,544
Ave Maria Value Fund – 06-081
Band 125
2019	$0.97	$1.15	22,062
2018	1.08	0.97	19,169
2017	0.93	1.08	7,689
2016	0.80	0.93	216,476
2015	0.99	0.80	262,841
2014	1.00 (06/26/14)	0.99	123,096
Ave Maria World Equity Fund – 06-085
Band 125
2019	$1.01	$1.28	10,379
2018	1.13	1.01	12,600
2017	0.97	1.13	5,665
2016	0.90	0.97	66,458
2015	0.96	0.90	82,801
2014	1.00 (06/26/14)	0.96	71,978
BlackRock Advisor Small Cap Growth Equity Portfolio Institutional Cl – 06-529
Band 125
2019	$2.79	$3.69	82,015
2018	2.97	2.79	72,228
2017	2.62	2.97	8,067
2016	2.34	2.62	8,633
2015	2.46	2.34	50,272
2014	2.44	2.46	58,232
2013	1.70	2.44	461,199
2012	1.55	1.70	796,062
2011	1.56	1.55	746,434
2010	1.29	1.56	240,773

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
BlackRock Equity Dividend Fund Institutional Class – 06-587
Band 125
2019	$1.72	$2.17	405,883
2018	1.88	1.72	425,103
2017	1.63	1.88	578,046
2016	1.42	1.63	569,243
2015	1.44	1.42	678,493
2014	1.33	1.44	5,732,207
2013	1.08	1.33	3,328,948
2012	1.00 (05/24/12)	1.08	117,902
BlackRock Equity Dividend Fund K Class – 06-FRW
Band 125
2019	$1.01	$1.27	375,507
2018	1.10	1.01	449,173
BlackRock Global Allocation Fund Institutional Class – 06-528
Band 125
2019	$1.62	$1.88	794,761
2018	1.78	1.62	855,124
2017	1.58	1.78	1,123,830
2016	1.54	1.58	1,910,238
2015	1.57	1.54	1,761,910
2014	1.56	1.57	1,621,893
2013	1.37	1.56	953,938
2012	1.26	1.37	664,775
2011	1.32	1.26	506,406
2010	1.22	1.32	257,662
BlackRock Global Allocation Fund K Class – 06-FRX
Band 125
2019	$0.96	$1.11	1,267,488
2018	1.05	0.96	1,384,220
2017	1.00 (06/22/17)	1.05	1,151,758
BlackRock Global Allocation Fund R Class – 06-527
Band 125
2019	$1.53	$1.77	1,160,764
2018	1.68	1.53	1,364,251
2017	1.51	1.68	1,299,824
2016	1.48	1.51	1,856,892
2015	1.52	1.48	2,255,417
2014	1.51	1.52	2,655,626
2013	1.34	1.51	2,500,872
2012	1.24	1.34	2,098,214
2011	1.31	1.24	1,461,933
2010	1.21	1.31	593,215
Band 100
2019	$1.57	$1.81	83,943
2018	1.72	1.57	90,241
2017	1.54	1.72	111,417
2016	1.50	1.54	189,248
2015	1.54	1.50	148,480
2014	1.53	1.54	148,189

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.73	$2.02	–
2018	1.88	1.73	–
2017	1.66	1.88	–
2016	1.61	1.66	–
2015	1.63	1.61	295,936
2014	1.60	1.63	277,118
2013	1.41	1.60	269,595
2012	1.28	1.41	251,336
2011	1.34	1.28	232,977
2010	1.22	1.34	227,684
BlackRock Global Dividend Portfolio K Class – 06-CVH
Band 125
2019	$1.06	$1.28	7,478
2018	1.20	1.06	5,670
BlackRock GNMA Portfolio Service Class – 06-588
Band 125
2019	$0.99	$1.04	1,034,455
2018	1.01	0.99	707,405
2017	1.01	1.01	1,230,763
2016	1.01	1.01	1,081,592
2015	1.01	1.01	917,632
2014	0.97	1.01	985,329
2013	1.01	0.97	163,914
BlackRock Health Sciences Opportunities Portfolio Institutional Class – 06-CGM
Band 125
2019	$1.27	$1.57	1,292,510
2018	1.18	1.27	389,046
2017	0.96	1.18	203,875
2016	1.03	0.96	70,549
BlackRock Health Sciences Opportunities Portfolio K Class – 06-CVJ
Band 125
2019	$1.34	$1.66	252,142
2018	1.25	1.34	102,207
2017	1.01	1.25	14,152
BlackRock Health Sciences Opportunities Portfolio R Class – 06-CGN
Band 125
2019	$1.24	$1.53	52,377
2018	1.17	1.24	14,958
2017	0.95	1.17	11,736
Band 100
2019	$1.25	$1.55	8,432
2018	1.18	1.25	8,789
2017	0.95	1.18	9,252
2016	1.03	0.95	9,628
BlackRock High Yield Bond Portfolio K Class – 06-33K
Band 125
2019	$0.97	$1.10	1,146,629
2018	1.00 (02/22/18)	0.97	218,121

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
BlackRock High Yield Bond Portfolio R Class – 06-CHR
Band 125
2019	$1.10	$1.25	16,981
2018	1.16	1.10	14,718
2017	1.09	1.16	756
BlackRock High Yield Bond Portfolio Service Class – 06-CHP
Band 125
2019	$1.11	$1.27	74,621
2018	1.16	1.11	7,158
2017	1.09	1.16	463
2016	0.97	1.09	333
BlackRock Mid-Cap Growth Equity Portfolio Fund Institutional Class – 06-GHG
Band 125
2019	$1.01	$1.36	1,210,395
2018	1.00	1.01	246,954
BlackRock Mid-Cap Growth Equity Portfolio Fund K Class – 06-GHH
Band 125
2019	$1.01	$1.36	1,301,154
2018	1.00	1.01	479,284
BlackRock Mid-Cap Growth Equity Portfolio Fund R Class – 06-GHJ
Band 125
2019	$1.01	$1.35	92,012
2018	1.00	1.01	5,774
Band 0
2019	$1.02	$1.38	43,932
BlackRock Multi-Asset Income Fund A Class – 06-FRY
Band 125
2019	$0.98	$1.10	5,209,734
2018	1.03	0.98	10,531,632
BlackRock Multi-Asset Income Fund K Class – 06-FTF
Band 125
2019	$0.98	$1.11	225,127
BlackRock Strategic Income Opportunities Portfolio A Class – 06-FTG
Band 125
2019	$0.99	$1.06	4,794,376
2018	1.02	0.99	10,985,390
BlackRock Strategic Income Opportunities Portfolio K Class – 06-FTH
Band 125
2019	$1.00	$1.07	359,162
2018	1.02	1.00	81,572
BlackRock Total Return Fund A Class – 06-093
Band 125
2019	$0.99	$1.07	123,751
2018	1.02	0.99	1,139,251
2017	0.99	1.02	1,300,270
2016	0.97	0.99	1,243,760
2015	1.00 (01/15/15)	0.97	865,032

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
BlackRock Total Return Fund K Class – 06-CWC
Band 125
2019	$1.01	$1.10	3,134,766
2018	1.03	1.01	1,680,241
2017	1.00	1.03	591,820
BlackRock Total Return Fund R Class – 06-901
Band 125
2019	$0.98	$1.06	184,691
2018	1.01	0.98	192,995
2017	0.99	1.01	177,150
2016	0.97	0.99	116,944
BMO Aggressive Allocation Fund R6 Class – 06-FNH
Band 125
2019	$1.09	$1.34	1,209,273
2018	1.20	1.09	1,212,767
2017	0.99	1.20	1,167,245
BMO Balanced Allocation Fund R6 Class – 06-FNJ
Band 125
2019	$1.05	$1.23	2,047,256
2018	1.13	1.05	2,967,288
2017	1.00	1.13	198,938
BMO Conservative Allocation Fund R6 Class – 06-FNK
Band 125
2019	$1.01	$1.12	90,966
2018	1.06	1.01	85,859
2017	1.00	1.06	55,286
BMO Growth Allocation Fund R6 Class – 06-FNM
Band 125
2019	$1.07	$1.28	199,624
2018	1.17	1.07	192,116
BMO Large-Cap Growth Fund R6 Class – 06-33F
Band 125
2019	$0.95	$1.20	215,568
BMO Large-Cap Growth Fund Y Class – 06-33H
Band 125
2019	$0.94	$1.19	290,207
BMO Mid-Cap Growth Fund A Class – 06-FRG
Band 125
2019	$1.08	$1.36	218,034
2018	1.14	1.08	233,128
2017	1.00 (05/16/17)	1.14	250,470
Band 100
2019	$1.08	$1.37	18,271
2018	1.14	1.08	21,677
2017	1.00 (05/16/17)	1.14	21,714

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
BMO Mid-Cap Value Fund A Class – 06-FRF
Band 125
2019	$0.93	$1.11	310,220
2018	1.12	0.93	448,125
2017	1.00 (05/16/17)	1.12	434,468
Band 100
2019	$0.94	$1.12	143,081
2018	1.12	0.94	148,948
2017	1.00 (05/16/17)	1.12	158,296
BMO Moderate Allocation Fund R6 Class – 06-FNN
Band 125
2019	$1.03	$1.17	992,090
2018	1.10	1.03	961,515
2017	1.00	1.10	724,724
BMO Small-Cap Growth Fund A Class – 06-FRH
Band 125
2019	$1.00	$1.22	495,958
2018	1.11	1.00	791,470
2017	1.00 (05/26/17)	1.11	978,692
Band 100
2019	$1.01	$1.23	296,604
2018	1.12	1.01	312,541
2017	1.00 (05/26/17)	1.12	352,352
Band 50
2019	$1.02	$1.25	51,370
2018	1.12	1.02	212,956
2017	1.00 (05/26/17)	1.12	224,026
BMO TCH Core Plus Bond Fund Y Class – 06-33J
Band 125
2019	$0.99	$1.07	198,896
Calvert Equity Portfolio A Class – 06-345
Band 125
2019	$2.68	$3.62	683,334
2018	2.59	2.68	656,805
2017	2.08	2.59	808,354
2016	2.06	2.08	918,300
2015	2.01	2.06	1,069,458
2014	1.84	2.01	1,575,819
2013	1.43	1.84	1,694,947
2012	1.25	1.43	1,664,504
2011	1.29	1.25	1,159,596
2010	1.12	1.29	567,229
Band 100
2019	$2.79	$3.77	21,858
2018	2.68	2.79	21,044
2017	2.15	2.68	21,193
2016	2.13	2.15	28,388
2015	2.07	2.13	31,165
2014	1.88	2.07	30,242
2013	1.46	1.88	261

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2019	$3.01	$4.09	–
2018	2.88	3.01	–
2017	2.30	2.88	31,764
2016	2.26	2.30	33,251
2015	2.19	2.26	35,638
2014	1.98	2.19	37,779
2013	1.53	1.98	2,734
2012	1.33	1.53	2,307
2011	1.37	1.33	2,189
Band 0
2019	$3.30	$4.51	–
2018	3.14	3.30	–
2017	2.50	3.14	–
2016	2.44	2.50	–
2015	2.36	2.44	92,101
2014	2.12	2.36	136,469
2013	1.63	2.12	137,397
2012	1.41	1.63	227,016
Calvert Income Fund A Class – 06-340
Band 125
2019	$1.55	$1.76	314,634
2018	1.62	1.55	280,499
2017	1.54	1.62	294,678
2016	1.48	1.54	424,522
2015	1.52	1.48	482,272
2014	1.46	1.52	570,198
2013	1.49	1.46	687,500
2012	1.38	1.49	772,035
2011	1.36	1.38	7,341,185
2010	1.30	1.36	6,852,140
Calvert Small Cap Fund A Class – 06-516
Band 125
2019	$2.05	$2.55	100,607
2018	2.22	2.05	75,400
2017	1.99	2.22	68,959
2016	1.68	1.99	100,565
2015	1.72	1.68	114,292
2014	1.63	1.72	208,315
2013	1.17	1.63	158,931
2012	1.03	1.17	161,347
2011	1.09	1.03	162,228
2010	0.72	1.09	176,375
Calvert US Large Cap Core Responsible Index Fund R6 Class – 06-3FX
Band 125
2019	$0.89	$1.16	1,102

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Calvert VP SRI Mid Cap Growth Portfolio – 06-520
Band 125
2019	$4.24	$5.50	1,219,341
2018	4.49	4.24	1,345,014
2017	4.07	4.49	1,669,946
2016	3.85	4.07	2,010,639
2015	4.03	3.85	2,432,245
2014	3.77	4.03	2,160,445
2013	2.94	3.77	2,665,181
2012	2.55	2.94	2,170,571
2011	2.52	2.55	2,493,785
2010	1.94	2.52	2,427,176
Band 100
2019	$4.40	$5.73	25,523
2018	4.65	4.40	26,886
2017	4.21	4.65	42,532
2016	3.97	4.21	40,095
2015	4.14	3.97	78,341
2014	3.87	4.14	50,723
Band 0
2019	$5.70	$7.49	–
2018	5.97	5.70	3,392
2017	5.35	5.97	2,079
2016	4.98	5.35	3,038
Catholic Investor Core Bond Fund Institutional Class – 06-FRN
Band 125
2019	$0.98	$1.07	66,599
Catholic Investor Large Cap Growth Fund Institutional Class – 06-FRR
Band 125
2019	$1.04	$1.35	47,625
ClearBridge Aggressive Growth Fund FI Class – 06-711
Band 125
2019	$1.75	$2.15	–
2018	1.93	1.75	33,310
2017	1.71	1.93	171,382
2016	1.64	1.71	1,203,797
2015	1.73	1.64	4,455,089
2014	1.53	1.73	4,014,024
2013	1.07	1.53	2,288,855
ClearBridge Aggressive Growth Fund R Class – 06-716
Band 125
2019	$1.72	$2.11	4,922
2018	1.90	1.72	7,481
2017	1.69	1.90	29,065
2016	1.63	1.69	377,808
2015	1.73	1.63	551,378
2014	1.53	1.73	20,749

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.86	$2.31	–
2018	2.03	1.86	–
2017	1.78	2.03	–
2016	1.69	1.78	–
2015	1.77	1.69	154,610
2014	1.55	1.77	144,902
2013	1.08	1.55	112,875
ClearBridge Appreciation Fund FI Class – 06-712
Band 125
2019	$1.80	$2.30	421,981
2018	1.86	1.80	408,797
2017	1.58	1.86	417,784
2016	1.46	1.58	714,483
2015	1.46	1.46	343,412
2014	1.34	1.46	107,991
2013	1.05	1.34	105,737
ClearBridge Appreciation Fund IS Class – 06-3G6
Band 125
2019	$0.92	$1.18	5,550,362
ClearBridge Appreciation Fund R Class – 06-717
Band 125
2019	$1.76	$2.25	–
2018	1.83	1.76	–
2017	1.56	1.83	36,718
2016	1.45	1.56	29,956
2015	1.45	1.45	27,363
2014	1.33	1.45	4,524
2013	1.05	1.33	208,277
ClearBridge International Growth Fund IS Class – 06-3XJ
Band 125
2019	$1.00 (05/24/19)	$1.13	77,642
ClearBridge International Value Fund IS Class – 06-GJT
Band 125
2019	$0.79	$0.90	–
2018	1.03	0.79	350,983
ClearBridge Large Cap Growth Fund A Class – 06-GJV
Band 125
2019	$1.02	$1.32	15,577
2018	1.03	1.02	8,363
ClearBridge Large Cap Growth Fund IS Class – 06-GJW
Band 125
2019	$1.02	$1.33	903
ClearBridge Large Cap Growth Fund R Class – 06-GJX
Band 125
2019	$1.01	$1.31	539,748
Cohen & Steers Real Estate Securities Fund, Inc. Z Class – 06-3KT
Band 125
2019	$0.92	$1.20	80,745

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Columbia Acorn International Fund A Class – 06-693
Band 125
2019	$1.32	$1.69	12,125
2018	1.59	1.32	13,735
2017	1.22	1.59	11,235
2016	1.27	1.22	10,646
2015	1.31	1.27	27,208
2014	1.39	1.31	36,407
2013	1.15	1.39	11,386
2012	1.00 (05/24/12)	1.15	563
Columbia Acorn International Fund Advisor Class – 06-863
Band 125
2019	$1.10	$1.41	738
2018	1.32	1.10	2,998
2017	1.01	1.32	2,759
2016	1.05	1.01	981
2015	1.08	1.05	536
2014	1.14	1.08	71
2013	1.00 (03/14/13)	1.14	247
Columbia Acorn International Fund Institutional Class – 06-692
Band 125
2019	$1.34	$1.72	2,813
2018	1.62	1.34	2,645
2017	1.24	1.62	25,434
2016	1.28	1.24	34,931
2015	1.32	1.28	33,953
2014	1.39	1.32	34,415
2013	1.15	1.39	31,946
2012	1.00 (05/24/12)	1.15	10,679
Columbia Contrarian Core Fund A Class – 06-902
Band 125
2019	$1.22	$1.59	206,992
2018	1.36	1.22	200,453
2017	1.13	1.36	308,395
2016	1.06	1.13	217,808
2015	1.00 (01/15/15)	1.06	155,096
Band 0
2019	$1.28	$1.70	–
2018	1.41	1.28	166,657
2017	1.16	1.41	161,173
2016	1.07	1.16	168,206
Columbia Contrarian Core Fund Advisor Class – 06-095
Band 125
2019	$1.23	$1.61	40,079
2018	1.37	1.23	236,597
2017	1.14	1.37	358,092
2016	1.06	1.14	216,169

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Columbia Dividend Income Fund A Class – 06-903
Band 125
2019	$1.25	$1.58	164,344
2018	1.33	1.25	135,104
2017	1.12	1.33	154,166
2016	1.00	1.12	153,269
Columbia Dividend Income Fund Advisor Class – 06-096
Band 125
2019	$1.27	$1.60	747,845
2018	1.34	1.27	724,671
2017	1.12	1.34	602,442
2016	1.00	1.12	5,861,699
2015	1.01	1.00	4,949,853
Columbia Emerging Markets Bond Fund A Class – 06-438
Band 125
2019	$1.20	$1.33	59,361
2018	1.32	1.20	61,388
2017	1.19	1.32	65,082
2016	1.08	1.19	61,121
2015	1.11	1.08	31,428
2014	1.11	1.11	13,146
2013	1.21	1.11	48,556
2012	1.01	1.21	1,398
Band 100
2019	$1.22	$1.35	15,267
2018	1.34	1.22	16,196
2017	1.21	1.34	21,202
2016	1.09	1.21	89,941
2015	1.11	1.09	34,963
2014	1.11	1.11	48,148
2013	1.21	1.11	85
Columbia Emerging Markets Bond Fund Institutional 3 Class – 06-CWG
Band 125
2019	$1.02	$1.14	186,397
2018	1.12	1.02	161,570
2017	1.01	1.12	155,003
Columbia Mid Cap Index Fund A Class – 06-334
Band 125
2019	$1.89	$2.35	11,862,103
2018	2.17	1.89	14,675,150
2017	1.90	2.17	17,844,196
2016	1.60	1.90	15,537,033
2015	1.66	1.60	12,710,201
2014	1.54	1.66	11,442,699
2013	1.17	1.54	9,286,812
2012	1.01	1.17	6,729,162
2011	1.05	1.01	4,820,497
2010	0.84	1.05	3,023,079

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.17	$2.73	569,948
2018	2.46	2.17	583,640
2017	2.13	2.46	569,554
2016	1.77	2.13	828,081
2015	1.82	1.77	709,559
2014	1.66	1.82	617,446
2013	1.25	1.66	546,735
2012	1.07	1.25	424,448
2011	1.09	1.07	324,618
2010	0.86	1.09	389,883
Columbia Select Mid Cap Value Fund Advisor Class – 06-098
Band 125
2019	$1.06	$1.38	345,834
2018	1.24	1.06	308,648
2017	1.10	1.24	264,383
2016	0.98	1.10	106,508
2015	1.00 (01/15/15)	0.98	93,905
Columbia Overseas Value Fund A Class – 06-FTM
Band 125
2019	$0.93	$1.12	20,457
Band 0
2019	$0.95	$1.16	70,913
Columbia Overseas Value Fund Advisor Class – 06-FTN
Band 125
2019	$0.93	$1.13	20,093,277
2018	1.13	0.93	963,515
Columbia Overseas Value Fund Institutional 3 Class – 06-FTP
Band 125
2019	$0.94	$1.13	1,358,572
2018	1.13	0.94	29,600
Columbia Quality Income Fund Institutional 3 Class – 06-FTT
Band 125
2019	$1.01	$1.06	843,678
2018	1.00	1.01	58
Columbia Quality Income Fund A Class – 06-914
Band 125
2019	$1.02	$1.07	260,541
2018	1.02	1.02	286,795
2017	1.00	1.02	246,155
2016	0.99	1.00	325,530
Columbia Quality Income Fund Advisor Class – 06-947
Band 125
2019	$1.03	$1.09	184,623
2018	1.03	1.03	257,012
2017	1.01	1.03	203,302
2016	1.00	1.01	63,141

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Columbia Select Global Growth Fund A Class – 06-904
Band 125
2019	$1.05	$1.41	–
2018	1.24	1.05	–
2017	0.94	1.24	13,799
2016	1.02	0.94	45,706
2015	1.00 (01/15/15)	1.02	36,943
Columbia Select Global Growth Fund Advisor Class – 06-097
Band 125
2019	$1.06	$1.43	1,833
2018	1.25	1.06	5,540
2017	0.95	1.25	2,437
Columbia Select Large Cap Value Fund A Class – 06-912
Band 125
2019	$1.20	$1.50	17,273
2018	1.39	1.20	56,365
2017	1.17	1.39	–
2016	0.98	1.17	1,776
2015	1.00 (01/15/15)	0.98	220
Columbia Select Large Cap Value Fund Advisor Class – 06-099
Band 125
2019	$1.21	$1.52	120,716
2018	1.40	1.21	3,828,188
2017	1.17	1.40	12,436,691
Columbia Select Mid Cap Value Fund A Class – 06-911
Band 125
2019	$1.05	$1.36	75,520
Columbia Select Small Cap Value Fund A Class – 06-913
Band 125
2019	$1.05	$1.24	171,339
2018	1.23	1.05	257,884
2017	1.11	1.23	268,677
2016	1.00	1.11	466,272
2015	1.00 (01/15/15)	1.00	185,764
Band 100
2019	$1.06	$1.25	82,340
2018	1.24	1.06	137,858
2017	1.11	1.24	158,022
2016	1.00	1.11	137,532
Band 0
2019	$1.11	$1.31	–
2018	1.28	1.11	61,826
2017	1.14	1.28	83,659
2016	1.01	1.14	117,286
Columbia Select Small Cap Value Fund Advisor Class – 06-946
Band 125
2019	$1.06	$1.25	–
2018	1.24	1.06	–
2017	1.11	1.24	100,915

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Columbia Seligman Communications and Information Fund A Class – 06-441
Band 125
2019	$2.39	$3.63	204,670
2018	2.62	2.39	174,428
2017	1.98	2.62	281,943
2016	1.74	1.98	111,840
2015	1.61	1.74	136,268
2014	1.29	1.61	126,872
2013	1.06	1.29	112,419
2012	1.00	1.06	421,763
Band 100
2019	$2.43	$3.70	97,813
2018	2.66	2.43	104,041
2017	2.00	2.66	122,238
2016	1.76	2.00	97,249
2015	1.62	1.76	158,170
2014	1.30	1.62	48,717
Band 0
2019	$2.61	$4.02	12,122
2018	2.83	2.61	14,647
2017	2.11	2.83	14,758
2016	1.83	2.11	5,629
2015	1.68	1.83	4,451
2014	1.33	1.68	3,205
2013	1.08	1.33	8,311
2012	1.00	1.08	212,553
Columbia Seligman Communications and Information Fund Advisor Class – 06-869
Band 125
2019	$2.12	$3.24	508,959
2018	2.33	2.12	582,001
2017	1.75	2.33	517,150
2016	1.53	1.75	184,479
2015	1.42	1.53	186,160
2014	1.14	1.42	144,234
2013	1.00 (03/14/13)	1.14	131
Columbia Seligman Communications and Information Fund Institutional Cl – 06-443
Band 125
2019	$2.43	$3.70	21,850
2018	2.66	2.43	300,153
2017	2.01	2.66	244,305
2016	1.76	2.01	226,558
2015	1.62	1.76	904,884
2014	1.30	1.62	215,433
2013	1.07	1.30	114,196
2012	1.00	1.07	1,884,640
Columbia Seligman Communications and Information Fund Inst 3 Class – 06-FTR
Band 125
2019	$0.99	$1.51	374,046
2018	1.08	0.99	502,524
2017	1.00 (06/22/17)	1.08	318,058

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Columbia Small Cap Index Fund A Class – 06-336
Band 125
2019	$1.99	$2.41	7,069,602
2018	2.22	1.99	10,756,119
2017	1.99	2.22	11,727,681
2016	1.60	1.99	10,870,732
2015	1.66	1.60	8,141,867
2014	1.60	1.66	7,738,710
2013	1.15	1.60	8,074,633
2012	1.01	1.15	5,969,507
2011	1.01	1.01	4,340,079
2010	0.82	1.01	1,875,633
Band 0
2019	$2.29	$2.80	647,254
2018	2.52	2.29	575,418
2017	2.23	2.52	684,304
2016	1.77	2.23	1,325,286
2015	1.82	1.77	1,074,575
2014	1.73	1.82	1,021,320
2013	1.23	1.73	768,286
2012	1.06	1.23	681,804
2011	1.05	1.06	347,893
2010	0.84	1.05	421,324
CRM Mid Cap Value Investor Class – 06-551
Band 125
2019	$2.52	$3.10	76
2018	2.75	2.52	79
2017	2.33	2.75	78
2016	2.04	2.33	78
2015	2.12	2.04	77
2014	2.03	2.12	376,761
2013	1.54	2.03	379,868
2012	1.33	1.54	338,851
2011	1.45	1.33	316,585
2010	1.24	1.45	257,232
Crossmark Steward Large Cap Enhanced Index Fund A Class – 06-030
Band 125
2019	$1.33	$1.69	1
2018	1.45	1.33	9
2017	1.21	1.45	417
2016	1.11	1.21	25,262
2015	1.15	1.11	20,520
Crossmark Steward Small-Mid Cap Enhanced Index Fund A Class – 06-031
Band 125
2019	$1.20	$1.44	15,268
2018	1.39	1.20	15,346
2017	1.24	1.39	47,038
2016	1.02	1.24	26,411
2015	1.07	1.02	17,892
2014	1.03	1.07	86

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Crossmark Steward Global Equity Income Fund A Class – 06-029
Band 125
2019	$1.30	$1.60	168,342
2018	1.43	1.30	14
Delaware Emerging Markets Fund R6 Class – 06-3YK
Band 125
2019	$1.00 (06/27/19)	$1.14	4,960
Delaware Small Cap Core Fund R6 Class – 06-3GP
Band 125
2019	$0.79	$0.98	2,455
Delaware Small Cap Value Fund R6 Class – 06-3CN
Band 125
2019	$0.81	$1.02	76,026
DWS CROCI U.S. Fund A Class – 06-FNF
Band 125
2019	$1.07	$1.40	21,504
2018	1.22	1.07	14,518
2017	1.01	1.22	16,998
2016	1.00 (11/17/16)	1.01	62,819
Band 100
2019	$1.07	$1.41	4,567
2018	1.22	1.07	5,344
2017	1.01	1.22	8,135
2016	1.00 (11/17/16)	1.01	8,148
DWS Emerging Markets Equity Fund A Class – 06-3VN
Band 125
2019	$1.00 (02/21/19)	$1.09	3,790
DWS Enhanced Commodity Strategy Fund A Class – 06-916
Band 125
2019	$0.79	$0.79	50
2018	0.90	0.79	53
2017	0.90	0.90	52
2016	0.83	0.90	52
2015	1.00 (01/15/15)	0.83	3,957
DWS Enhanced Commodity Strategy Fund S Class – 06-608
Band 125
2019	$0.79	$0.80	4
2018	0.91	0.79	156,830
2017	0.91	0.91	189,558
2016	0.83	0.91	37,472
DWS GNMA Fund A Class – 06-FPY
Band 125
2019	$0.99	$1.04	8,945
2018	1.00	0.99	6,815
2017	1.00 (03/23/17)	1.00	8,216
Band 0
2019	$1.01	$1.08	11,071

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
DWS GNMA Fund S Class – 06-FRC
Band 125
2019	$1.00	$1.05	91,942
2018	1.00	1.00	80,995
2017	1.00 (03/23/17)	1.00	407,071
Band 0
2019	$1.02	$1.09	521,529
2018	1.01	1.02	472,466
2017	1.00 (03/23/17)	1.01	435,376
DWS Mid Cap Value Fund A Class – 06-622
Band 125
2019	$2.43	$3.06	33,364
2018	2.97	2.43	37,298
2017	2.67	2.97	22,978
2016	2.43	2.67	23,736
2015	2.41	2.43	15,248
2014	2.24	2.41	39,685
2013	1.64	2.24	23,354
2012	1.42	1.64	22,226
2011	1.53	1.42	2,715
2010	1.30	1.53	2,598
Band 100
2019	$2.49	$3.15	28,149
2018	3.04	2.49	31,032
2017	2.72	3.04	28,060
2016	2.47	2.72	35,048
2015	2.45	2.47	42,331
2014	2.27	2.45	35,935
2013	1.66	2.27	1,946
DWS Mid Cap Value Fund S Class – 06-632
Band 125
2019	$2.49	$3.15	31,366
2018	3.04	2.49	84,761
2017	2.72	3.04	71,288
2016	2.47	2.72	20,477
2015	2.45	2.47	14,134
2014	2.27	2.45	11,670
2013	1.66	2.27	1,594
2012	1.43	1.66	89
2011	1.54	1.43	45
DWS RREEF Real Assets Fund A Class – 06-621
Band 125
2019	$1.37	$1.64	83,122
2018	1.47	1.37	23,953
2017	1.30	1.47	3,484
2016	1.26	1.30	135,784
2015	1.41	1.26	114,255
2014	1.39	1.41	136,931
2013	1.40	1.39	92,885
2012	1.29	1.40	44,806
2011	1.36	1.29	4,594
2010	1.22	1.36	1,856

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.55	$1.88	54,904
2018	1.64	1.55	51,862
2017	1.43	1.64	50,328
2016	1.37	1.43	47,942
2015	1.52	1.37	45,471
2014	1.47	1.52	49,299
2013	1.46	1.47	45,808
2012	1.34	1.46	41,254
2011	1.39	1.34	11,080
2010	1.23	1.39	20,809
DWS RREEF Real Assets Fund S Class – 06-631
Band 125
2019	$1.40	$1.68	7,798
2018	1.49	1.40	13,492
2017	1.31	1.49	41,726
2016	1.28	1.31	44,421
2015	1.43	1.28	46,263
2014	1.40	1.43	16,116
DWS RREEF Real Estate Securities Fund A Class – 06-613
Band 125
2019	$1.57	$2.00	282,826
2018	1.64	1.57	337,425
2017	1.57	1.64	426,983
2016	1.49	1.57	356,220
2015	1.47	1.49	709,360
2014	1.13	1.47	735,250
2013	1.15	1.13	547,199
2012	1.00	1.15	457,543
2011	1.00 (06/23/11)	1.00	9,538
Band 0
2019	$1.72	$2.22	16,589
2018	1.78	1.72	52,644
2017	1.68	1.78	62,910
2016	1.57	1.68	86,268
2015	1.54	1.57	75,031
2014	1.17	1.54	110,709
2013	1.17	1.17	96,180
2012	1.00	1.17	238,363
2011	1.00 (06/23/11)	1.00	200,962
DWS RREEF Real Estate Securities Fund R6 Class – 06-CWH
Band 125
2019	$1.02	$1.30	2,176,630
2018	1.06	1.02	1,960,494
2017	1.01	1.06	339,595

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
DWS RREEF Real Estate Securities Fund S Class – 06-617
Band 125
2019	$1.60	$2.04	3,200,603
2018	1.67	1.60	2,391,346
2017	1.59	1.67	3,054,294
2016	1.50	1.59	2,966,522
2015	1.48	1.50	2,846,030
2014	1.14	1.48	3,054,657
2013	1.16	1.14	1,535,405
2012	1.00	1.16	595,390
2011	1.00 (06/23/11)	1.00	309,548
DWS Small Cap Core Fund A Class – 06-GGK
Band 125
2019	$0.88	$1.05	148,126
2018	1.04	0.88	94,060
2017	1.00 (10/30/17)	1.04	79,737
DWS Small Cap Core Fund S Class – 06-GGM
Band 125
2019	$0.88	$1.06	59,759
2018	1.04	0.88	86,453
2017	1.00 (10/30/17)	1.04	43,522
DFA Commodity Strategy Portfolio Institutional Class – 06-GKJ
Band 125
2019	$0.92	$0.98	363,133
2018	1.05	0.92	325,796
DFA Emerging Markets Core Equity Portfolio Institutional Class – 06-3F9
Band 125
2019	$0.91	$1.04	303,419
2018	1.00 (06/21/18)	0.91	344,282
DFA Emerging Markets Portfolio Institutional Class – 06-CWJ
Band 125
2019	$1.12	$1.28	1,148,659
2018	1.31	1.12	984,497
2017	0.97	1.31	84,541
DFA Emerging Markets Sustainability Core 1 Portfolio Institutional Cl – 06-3CV
Band 125
2019	$0.91	$1.04	3,203
2018	1.00 (06/21/18)	0.91	353
DFA Emerging Markets Value R2 Class – 06-988
Band 125
2019	$0.89	$0.96	59,456
2018	1.02	0.89	77,522
2017	0.77	1.02	96,452
2016	0.66	0.77	48,324
2015	0.82	0.66	46,614
2014	0.87	0.82	68,093
2013	0.92	0.87	5,426,348
2012	0.78	0.92	576,446
2011	1.00 (06/23/11)	0.78	283,839

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
DFA Five-Year Global Fixed Income Portfolio Institutional Class – 06-3C4
Band 125
2019	$1.02	$1.04	4,336
2018	1.00 (05/17/18)	1.02	2,943
DFA Global Allocation 25/75 Portfolio R2 Class – 06-989
Band 125
2019	$1.12	$1.21	–
2018	1.16	1.12	–
2017	1.10	1.16	–
2016	1.07	1.10	–
2015	1.09	1.07	–
2014	1.08	1.09	–
2013	1.04	1.08	1,831,664
2012	0.98	1.04	1,858,825
DFA Global Allocation 60/40 Portfolio Institutional Class – 06-CWM
Band 125
2019	$1.03	$1.21	1,201
2018	1.12	1.03	324
2017	0.99	1.12	22
DFA Global Allocation 60/40 Portfolio R2 Class – 06-991
Band 125
2019	$1.33	$1.54	64,252
2018	1.44	1.33	47,429
2017	1.28	1.44	34,761
2016	1.19	1.28	83,626
2015	1.23	1.19	98,500
2014	1.20	1.23	58,313
2013	1.05	1.20	10,142,362
2012	0.95	1.05	9,642,950
DFA Global Equity Portfolio Institutional Class – 06-CWN
Band 125
2019	$1.04	$1.30	3,542,594
2018	1.19	1.04	3,750,163
2017	0.99	1.19	1,862,945
DFA Global Equity Portfolio R2 Class – 06-992
Band 125
2019	$1.54	$1.92	2,273,422
2018	1.77	1.54	2,327,497
2017	1.47	1.77	3,615,403
2016	1.32	1.47	4,170,697
2015	1.38	1.32	3,922,842
2014	1.34	1.38	985,900
2013	1.05	1.34	1,693,548
2012	0.90	1.05	1,561,258
2011	1.00 (06/23/11)	0.90	2,742
Band 0
2019	$1.69	$2.14	657,042
2018	1.92	1.69	627,766
2017	1.57	1.92	548,750
2016	1.40	1.57	503,319

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
DFA Global Real Estate Securities Portfolio – 06-3CW
Band 125
2019	$0.96	$1.20	373,671
2018	1.00 (06/21/18)	0.96	364,189
DFA Inflation-Protected Securities Portfolio Institutional Class – 06-GKK
Band 125
2019	$0.98	$1.05	195,873
2018	1.00	0.98	129,772
DFA International Core Equity Portfolio Institutional Class – 06-CWP
Band 125
2019	$1.03	$1.23	4,039,403
2018	1.26	1.03	1,114,125
2017	0.99	1.26	353,703
DFA International Small Company Portfolio Institutional Class – 06-CWR
Band 125
2019	$1.02	$1.26	11,294
2018	1.29	1.02	10,602
DFA International Sustainability Core 1 Portfolio – 06-3C7
Band 125
2019	$0.83	$1.01	223,833
2018	1.00 (05/17/18)	0.83	37,026
DFA International Value R2 Class – 06-993
Band 125
2019	$1.04	$1.19	54,067
2018	1.28	1.04	91,601
2017	1.03	1.28	254
2016	0.97	1.03	–
2015	1.05	0.97	–
2014	1.14	1.05	–
2013	0.94	1.14	579,713
2012	0.82	0.94	504,704
2011	1.00 (06/23/11)	0.82	2,156
DFA Investment Grade Portfolio Institutional Class – 06-CWT
Band 125
2019	$1.00	$1.09	1,167,941
2018	1.02	1.00	1,100,228
2017	1.00	1.02	479,872
DFA Real Estate Securities Portfolio Institutional Class – 06-CWV
Band 125
2019	$1.01	$1.28	2,709,352
2018	1.05	1.01	1,175,074
2017	1.01	1.05	109,407
Band 75
2019	$1.02	$1.30	46,466
2018	1.06	1.02	45,650

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
DFA U.S. Large Cap Growth Portfolio Institutional Class – 06-CWW
Band 125
2019	$1.19	$1.55	1,580,063
2018	1.23	1.19	1,364,004
2017	0.99	1.23	1,452,974
DFA U.S. Large Cap Value Portfolio Institutional Class – 06-3C3
Band 125
2019	$0.87	$1.08	279,162
2018	1.00 (05/17/18)	0.87	217
DFA U.S. Large Company Portfolio – 06-CWX
Band 125
2019	$1.13	$1.47	1,242,063
2018	1.20	1.13	1,452,580
2017	1.00	1.20	546,244
DFA U.S. Small Cap Growth Portfolio Institutional Class – 06-CWY
Band 125
2019	$0.97	$1.21	21,550
2018	1.12	0.97	23,247
2017	0.98	1.12	8,696
Band 75
2019	$0.98	$1.23	200,235
2018	1.13	0.98	275,969
DFA U.S. Small Cap Portfolio Institutional Class – 06-GFK
Band 125
2019	$0.92	$1.10	1,118,882
2018	1.07	0.92	438,834
2017	1.00 (07/21/17)	1.07	404,997
DFA U.S. Sustainability Core 1 Portfolio – 06-3C6
Band 125
2019	$0.89	$1.17	34,286
2018	1.00 (05/17/18)	0.89	22,900
DFA U.S. Targeted Value Portfolio Institutional Class – 06-CXC
Band 125
2019	$0.88	$1.05	8,509,036
2018	1.05	0.88	6,858,979
2017	0.97	1.05	1,845,897
DFA U.S. Targeted Value Portfolio R2 Class – 06-994
Band 125
2019	$1.59	$1.90	2,521,437
2018	1.92	1.59	2,965,915
2017	1.78	1.92	5,214,876
2016	1.42	1.78	4,848,747
2015	1.53	1.42	4,864,256
2014	1.51	1.53	3,912,244
2013	1.07	1.51	1,229,072
2012	0.91	1.07	275,002
2011	1.00 (06/23/11)	0.91	30,387

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.75	$2.12	387,647
2018	2.08	1.75	537,634
2017	1.90	2.08	542,763
2016	1.50	1.90	563,041
DFA World Ex U.S. Government Fixed Income Portfolio Institutional Cl – 06-CXF
Band 125
2019	$1.05	$1.12	1,684,848
2018	1.03	1.05	1,389,991
2017	1.01	1.03	970,640
BNY Mellon Natural Resources Fund I Class – 06-CCY (formerly Dreyfus Natural Resources Fund – I Class)
Band 125
2019	$0.86	$0.99	242,163
2018	1.06	0.86	389,519
2017	0.94	1.06	314,237
2016	0.74	0.94	514,958
2015	1.00 (05/21/15)	0.74	78,557
Federated High Yield Trust Institutional Class – 06-788
Band 125
2019	$1.10	$1.26	784,052
2018	1.17	1.10	1,777,666
2017	1.10	1.17	1,845,407
2016	0.97	1.10	2,738,963
2015	1.01	0.97	694,053
Federated High Yield Trust R6 Class – 06-GKM
Band 125
2019	$0.95	$1.08	119,939
2018	1.01	0.95	37,492
Federated High Yield Trust Service Class – 06-918
Band 125
2019	$1.09	$1.24	121,782
2018	1.16	1.09	90,031
2017	1.09	1.16	142,154
2016	0.96	1.09	385,267
2015	1.01	0.96	77,831
Federated International Leaders Fund A Class – 06-065
Band 125
2019	$0.85	$1.06	196,316
2018	1.09	0.85	510,665
2017	0.86	1.09	612,160
2016	0.90	0.86	732,662
2015	0.93	0.90	640,265
2014	1.00 (06/26/14)	0.93	566,284
Band 0
2019	$0.90	$1.14	–
2018	1.14	0.90	–
2017	0.89	1.14	–
2016	0.91	0.89	929,173

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Federated International Leaders Fund Institutional Class – 06-049
Band 125
2019	$0.86	$1.08	782,805
2018	1.10	0.86	716,473
2017	0.87	1.10	785,414
2016	0.90	0.87	467,832
2015	0.93	0.90	269,215
Federated Kaufmann Large Cap Fund A Class – 06-066
Band 125
2019	$1.33	$1.81	101,134
2018	1.35	1.33	114,958
2017	1.11	1.35	313,905
2016	1.07	1.11	282,981
2015	1.06	1.07	176,299
Federated Kaufmann Large Cap Fund Institutional Class – 06-050
Band 125
2019	$1.34	$1.83	535,503
2018	1.36	1.34	444,177
2017	1.11	1.36	412,591
2016	1.08	1.11	317,170
2015	1.06	1.08	408,084
Federated Kaufmann Large Cap Fund R6 Class – 06-CXG
Band 125
2019	$1.20	$1.64	133,914
2018	1.21	1.20	115,283
Federated MDT All Cap Core Fund A Class – 06-067
Band 125
2019	$1.24	$1.55	32,579
2018	1.29	1.24	967
2017	1.09	1.29	157,224
2016	0.98	1.09	141,831
2015	1.04	0.98	6,712
Federated MDT All Cap Core Fund Institutional Class – 06-051
Band 125
2019	$1.26	$1.58	57,233
2018	1.31	1.26	53,740
2017	1.09	1.31	38,786
2016	0.99	1.09	675
2015	1.04	0.99	75
Federated MDT Small Cap Core A Class – 06-4FR
Band 125
2019	$1.00 (11/06/19)	$1.04	197,987
Federated MDT Small Cap Core Institutional Class – 06-4FT
Band 125
2019	$1.00 (11/06/19)	$1.04	307,785
Federated MDT Small Cap Growth Fund A Class – 06-FTW
Band 125
2019	$1.04	$1.24	85,982
2018	1.12	1.04	72,568

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Federated MDT Small Cap Growth Fund Institutional Class – 06-FTV
Band 125
2019	$1.04	$1.25	336,017
2018	1.12	1.04	68,163
Federated MDT Small Cap Growth Fund R6 Class – 06-FTX
Band 125
2019	$1.04	$1.25	94,499
2018	1.12	1.04	150,574
Fidelity 500 Index Fund – 06-3HR
Band 125
2019	$0.88	$1.14	18,463,066
2018	1.00 (08/23/18)	0.88	2,531
Fidelity Advisor Balanced Fund I Class – 06-FTY
Band 125
2019	$1.00	$1.23	165,797
2018	1.06	1.00	146,451
Fidelity Advisor Balanced Fund M Class – 06-FVC
Band 125
2019	$1.00	$1.21	56,728
2018	1.06	1.00	56,147
Fidelity Advisor Balanced Fund Z Class – 06-FVF
Band 125
2019	$1.01	$1.23	463,755
2018	1.06	1.01	515,758
Fidelity Advisor Diversified International Fund M Class – 06-280
Band 125
2019	$2.20	$2.81	846
2018	2.65	2.20	2,142
2017	2.12	2.65	2,258
2016	2.22	2.12	16,330
2015	2.17	2.22	17,773
2014	2.28	2.17	60,802
2013	1.84	2.28	64,801
2012	1.55	1.84	66,547
2011	1.82	1.55	66,949
2010	1.69	1.82	82,682
Fidelity Advisor Diversified International Fund Z Class – 06-FVG
Band 125
2019	$0.90	$1.16	14,396
2018	1.08	0.90	28,544
Fidelity Advisor Diversified Stock Fund Institutional Class – 06-028
Band 125
2019	$1.34	$1.70	15,553
2018	1.44	1.34	14,136
2017	1.22	1.44	171,986
2016	1.06	1.22	302,672
2015	1.13	1.06	579,537
2014	1.03	1.13	442,967

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Diversified Stock Fund M Class – 06-045
Band 125
2019	$1.30	$1.64	–
2018	1.40	1.30	–
2017	1.20	1.40	67,916
2016	1.05	1.20	280,252
2015	1.13	1.05	368,164
2014	1.03	1.13	434,402
Fidelity Advisor Dividend Growth Fund M Class – 06-255
Band 125
2019	$2.34	$2.95	194,374
2018	2.55	2.34	185,408
2017	2.17	2.55	281,488
2016	2.04	2.17	423,020
2015	2.10	2.04	440,446
2014	1.91	2.10	424,814
2013	1.48	1.91	574,454
2012	1.26	1.48	513,362
2011	1.41	1.26	442,190
2010	1.18	1.41	335,381
Band 100
2019	$2.43	$3.07	51,462
2018	2.65	2.43	51,040
2017	2.24	2.65	162,795
2016	2.11	2.24	177,522
2015	2.15	2.11	185,661
2014	1.96	2.15	202,449
2013	1.51	1.96	2,465
2012	1.29	1.51	2,162
2011	1.43	1.29	1,792
2010	0.79	1.43	8,747
Fidelity Advisor Energy Fund M Class – 06-34X
Band 125
2019	$0.80	$0.86	56,150
Fidelity Advisor Equity Growth Fund M Class – 06-120
Band 125
2019	$0.26	$0.34	1,969,146
2018	0.26	0.26	1,904,607
2017	0.20	0.26	2,089,080
2016	0.20	0.20	3,122,780
2015	0.19	0.20	3,972,680
2014	0.17	0.19	3,972,680
2013	0.13	0.17	3,809,070
2012	0.12	0.13	4,676,640
2011	0.12	0.12	5,128,690
2010	0.10	0.12	5,239,490

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$0.27	$0.35	179,885
2018	0.27	0.27	236,736
2017	0.20	0.27	376,640
2016	0.21	0.20	174,890
2015	0.20	0.21	156,930
2014	0.18	0.20	290,010
Band 50
2019	$0.29	$0.38	4,544,727
2018	0.29	0.29	4,906,615
2017	0.22	0.29	5,505,320
2016	0.22	0.22	5,759,810
2015	0.21	0.22	5,727,670
2014	0.19	0.21	5,223,990
2013	0.14	0.19	650,285
2012	0.12	0.14	5,741,890
2011	0.12	0.12	6,719,680
2010	0.10	0.12	6,723,120
Fidelity Advisor Equity Income Fund M Class – 06-260
Band 125
2019	$2.28	$2.86	111,238
2018	2.59	2.28	115,258
2017	2.34	2.59	119,894
2016	2.02	2.34	130,318
2015	2.14	2.02	307,098
2014	2.01	2.14	319,183
2013	1.60	2.01	335,706
2012	1.39	1.60	359,567
2011	1.40	1.39	400,737
2010	1.25	1.40	491,198
Band 100
2019	$2.37	$2.98	3,532
2018	2.68	2.37	3,816
2017	2.42	2.68	10,173
2016	2.08	2.42	5,865
2015	2.20	2.08	8,111
Band 50
2019	$2.56	$3.23	86,983
2018	2.88	2.56	124,740
2017	2.58	2.88	127,099
2016	2.21	2.58	127,274
2015	2.33	2.21	131,688
2014	2.17	2.33	186,504
2013	1.71	2.17	209,346
2012	1.48	1.71	231,045
2011	1.48	1.48	344,040
2010	1.31	1.48	329,502

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.80	$3.55	–
2018	3.13	2.80	–
2017	2.79	3.13	–
2016	2.38	2.79	–
2015	2.50	2.38	–
2014	2.31	2.50	–
2013	1.81	2.31	–
2012	1.56	1.81	–
2011	1.55	1.56	33,784
2010	1.37	1.55	28,514
Fidelity Advisor Freedom 2010 Fund I Class – 06-CCH
Band 125
2019	$1.06	$1.20	43,554
2018	1.11	1.06	49,261
2017	1.00	1.11	55,236
2016	0.95	1.00	86,712
2015	1.00 (05/21/15)	0.95	101,387
Fidelity Advisor Freedom 2010 Fund M Class – 06-195
Band 125
2019	$1.49	$1.68	404,685
2018	1.56	1.49	443,227
2017	1.42	1.56	452,429
2016	1.36	1.42	598,184
2015	1.39	1.36	1,240,865
2014	1.35	1.39	1,658,457
2013	1.24	1.35	3,011,856
2012	1.15	1.24	5,413,226
2011	1.17	1.15	6,003,149
2010	1.06	1.17	6,149,228
Band 100
2019	$1.54	$1.74	280,124
2018	1.62	1.54	274,124
2017	1.46	1.62	317,288
2016	1.39	1.46	342,686
2015	1.42	1.39	366,846
2014	1.38	1.42	404,225
2013	1.27	1.38	481,849
2012	1.17	1.27	528,369
2011	1.18	1.17	539,122
2010	1.07	1.18	564,987
Band 0
2019	$1.77	$2.02	–
2018	1.84	1.77	–
2017	1.65	1.84	–
2016	1.55	1.65	70,437
2015	1.57	1.55	293,175
2014	1.51	1.57	274,524
2013	1.37	1.51	239,195
2012	1.25	1.37	563,501
2011	1.26	1.25	874,492
2010	1.12	1.26	965,926

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom 2015 Fund I Class – 06-CCJ
Band 125
2019	$1.06	$1.23	238,789
2018	1.12	1.06	340,423
2017	1.00	1.12	308,491
2016	0.94	1.00	208,658
2015	1.00 (05/21/15)	0.94	349,845
Fidelity Advisor Freedom 2015 Fund M Class – 06-101
Band 125
2019	$1.53	$1.76	781,239
2018	1.63	1.53	816,441
2017	1.45	1.63	925,275
2016	1.38	1.45	1,268,081
2015	1.42	1.38	2,628,162
2014	1.37	1.42	4,322,131
2013	1.25	1.37	7,464,193
2012	1.15	1.25	12,403,755
2011	1.18	1.15	14,122,945
2010	1.06	1.18	13,833,358
Band 100
2019	$1.59	$1.83	117,555
2018	1.68	1.59	130,071
2017	1.50	1.68	137,851
2016	1.42	1.50	165,083
2015	1.45	1.42	254,208
2014	1.40	1.45	320,164
2013	1.28	1.40	–
2012	1.17	1.28	–
2011	1.19	1.17	–
2010	1.07	1.19	22,097
Band 50
2019	$1.70	$1.97	24,430
2018	1.79	1.70	24,433
2017	1.59	1.79	39,771
2016	1.50	1.59	51,727
2015	1.52	1.50	68,724
2014	1.47	1.52	47,271
2013	1.33	1.47	88,979
2012	1.21	1.33	58,168
2011	1.23	1.21	28,895
2010	1.10	1.23	6,118
Band 0
2019	$1.82	$2.12	–
2018	1.91	1.82	–
2017	1.68	1.91	–
2016	1.58	1.68	310,233
2015	1.60	1.58	310,502
2014	1.53	1.60	672,457
2013	1.38	1.53	695,969
2012	1.25	1.38	925,665
2011	1.26	1.25	715,419
2010	1.13	1.26	577,339

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom 2020 Fund I Class – 06-CCK
Band 125
2019	$1.07	$1.25	657,719
2018	1.13	1.07	1,119,483
2017	1.00	1.13	1,169,564
2016	0.94	1.00	743,029
2015	1.00 (05/21/15)	0.94	886,103
Fidelity Advisor Freedom 2020 Fund M Class – 06-102
Band 125
2019	$1.53	$1.79	2,471,057
2018	1.64	1.53	2,699,537
2017	1.45	1.64	2,749,184
2016	1.37	1.45	3,985,887
2015	1.41	1.37	5,968,101
2014	1.36	1.41	7,198,634
2013	1.23	1.36	10,028,587
2012	1.12	1.23	14,036,695
2011	1.15	1.12	14,968,176
2010	1.03	1.15	14,644,737
Band 100
2019	$1.59	$1.85	1,299,717
2018	1.69	1.59	1,312,613
2017	1.49	1.69	1,579,627
2016	1.41	1.49	1,625,764
2015	1.44	1.41	1,421,674
2014	1.39	1.44	1,417,709
2013	1.25	1.39	916,314
2012	1.14	1.25	1,022,868
2011	1.17	1.14	939,111
2010	1.04	1.17	968,898
Band 50
2019	$1.70	$2.00	258,609
2018	1.80	1.70	385,007
2017	1.58	1.80	385,878
2016	1.49	1.58	350,892
2015	1.51	1.49	586,307
2014	1.45	1.51	570,079
2013	1.30	1.45	242,855
2012	1.18	1.30	218,638
2011	1.20	1.18	179,774
2010	1.07	1.20	150,356
Band 0
2019	$1.82	$2.15	–
2018	1.92	1.82	–
2017	1.68	1.92	–
2016	1.57	1.68	121,801
2015	1.59	1.57	280,752
2014	1.52	1.59	428,595
2013	1.35	1.52	526,361
2012	1.22	1.35	1,235,158
2011	1.24	1.22	2,838,097
2010	1.09	1.24	2,584,253

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom 2025 Fund I Class – 06-CCM
Band 125
2019	$1.07	$1.27	1,404,673
2018	1.14	1.07	1,491,274
2017	0.99	1.14	1,310,561
2016	0.94	0.99	661,921
2015	1.00 (05/21/15)	0.94	701,247
Fidelity Advisor Freedom 2025 Fund M Class – 06-103
Band 125
2019	$1.59	$1.88	1,672,612
2018	1.71	1.59	1,700,222
2017	1.50	1.71	1,887,285
2016	1.42	1.50	2,161,344
2015	1.45	1.42	3,686,971
2014	1.40	1.45	4,654,005
2013	1.23	1.40	7,225,631
2012	1.11	1.23	10,735,273
2011	1.15	1.11	11,460,614
2010	1.02	1.15	11,007,201
Band 100
2019	$1.65	$1.95	141,198
2018	1.77	1.65	171,830
2017	1.54	1.77	236,121
2016	1.46	1.54	259,071
2015	1.49	1.46	384,174
2014	1.43	1.49	530,717
2013	1.25	1.43	–
2012	1.13	1.25	–
2011	1.17	1.13	–
2010	1.03	1.17	44,190
Band 50
2019	$1.77	$2.10	115,783
2018	1.89	1.77	155,590
2017	1.64	1.89	166,958
2016	1.54	1.64	167,866
2015	1.56	1.54	208,772
2014	1.50	1.56	170,792
2013	1.30	1.50	98,479
2012	1.17	1.30	100,715
2011	1.21	1.17	4,234
Band 0
2019	$1.89	$2.27	–
2018	2.01	1.89	–
2017	1.74	2.01	–
2016	1.62	1.74	943,281
2015	1.64	1.62	1,106,386
2014	1.57	1.64	1,023,276
2013	1.36	1.57	946,328
2012	1.21	1.36	1,360,533
2011	1.24	1.21	1,514,004
2010	1.09	1.24	1,020,401

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom 2030 Fund I Class – 06-CCN
Band 125
2019	$1.08	$1.31	1,736,969
2018	1.17	1.08	2,043,701
2017	0.99	1.17	1,924,274
2016	0.93	0.99	1,192,207
2015	1.00 (05/21/15)	0.93	955,173
Fidelity Advisor Freedom 2030 Fund M Class – 06-106
Band 125
2019	$1.59	$1.92	3,206,768
2018	1.73	1.59	3,493,878
2017	1.48	1.73	3,130,161
2016	1.39	1.48	3,845,147
2015	1.43	1.39	5,365,301
2014	1.38	1.43	6,665,118
2013	1.19	1.38	8,880,891
2012	1.07	1.19	11,953,765
2011	1.12	1.07	12,479,745
2010	0.99	1.12	11,727,878
Band 100
2019	$1.65	$2.00	818,127
2018	1.79	1.65	821,251
2017	1.52	1.79	968,926
2016	1.43	1.52	980,003
2015	1.46	1.43	977,226
2014	1.41	1.46	821,240
2013	1.22	1.41	702,787
2012	1.09	1.22	663,955
2011	1.14	1.09	607,081
2010	1.00	1.14	651,049
Band 50
2019	$1.77	$2.15	136,176
2018	1.91	1.77	81,437
2017	1.62	1.91	88,446
2016	1.51	1.62	101,705
2015	1.54	1.51	113,929
2014	1.47	1.54	91,837
2013	1.27	1.47	89,553
2012	1.13	1.27	25,956
2011	1.17	1.13	13,262
2010	1.03	1.17	2,144
Band 0
2019	$1.89	$2.32	–
2018	2.04	1.89	–
2017	1.72	2.04	–
2016	1.60	1.72	533,022
2015	1.62	1.60	985,252
2014	1.54	1.62	1,089,068
2013	1.32	1.54	949,696
2012	1.17	1.32	1,386,131
2011	1.21	1.17	2,180,406
2010	1.05	1.21	2,041,411

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom 2035 Fund I Class – 06-CCP
Band 125
2019	$1.08	$1.34	942,223
2018	1.19	1.08	1,025,134
2017	0.99	1.19	990,386
2016	0.92	0.99	646,280
2015	1.00 (05/21/15)	0.92	621,600
Fidelity Advisor Freedom 2035 Fund M Class – 06-107
Band 125
2019	$1.63	$2.01	1,883,246
2018	1.80	1.63	1,787,884
2017	1.51	1.80	1,692,400
2016	1.42	1.51	1,678,669
2015	1.45	1.42	2,729,255
2014	1.40	1.45	3,337,021
2013	1.19	1.40	5,443,162
2012	1.06	1.19	7,259,926
2011	1.12	1.06	7,923,041
2010	0.99	1.12	7,328,957
Band 100
2019	$1.69	$2.09	122,408
2018	1.86	1.69	142,278
2017	1.55	1.86	282,239
2016	1.46	1.55	311,965
2015	1.49	1.46	410,556
2014	1.43	1.49	435,251
2013	1.21	1.43	–
2012	1.07	1.21	–
2011	1.14	1.07	–
2010	1.00	1.14	34,521
Band 50
2019	$1.81	$2.25	40,158
2018	1.98	1.81	41,173
2017	1.65	1.98	42,442
2016	1.54	1.65	42,564
2015	1.56	1.54	32,196
2014	1.50	1.56	25,419
2013	1.26	1.50	18,604
2012	1.11	1.26	11,862
2011	1.17	1.11	5,519
2010	1.02	1.17	1,059
Band 0
2019	$1.94	$2.42	–
2018	2.11	1.94	–
2017	1.75	2.11	–
2016	1.62	1.75	184,634
2015	1.64	1.62	428,614
2014	1.56	1.64	709,589
2013	1.31	1.56	689,886
2012	1.15	1.31	1,583,681
2011	1.21	1.15	1,574,114
2010	1.05	1.21	1,423,094

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom 2040 Fund I Class – 06-CCR
Band 125
2019	$1.08	$1.35	968,717
2018	1.19	1.08	1,086,017
2017	0.99	1.19	978,772
2016	0.92	0.99	933,353
2015	1.00 (05/21/15)	0.92	683,903
Fidelity Advisor Freedom 2040 Fund M Class – 06-108
Band 125
2019	$1.62	$2.02	1,659,198
2018	1.80	1.62	1,711,691
2017	1.50	1.80	1,624,136
2016	1.41	1.50	1,909,524
2015	1.45	1.41	2,883,311
2014	1.40	1.45	3,873,514
2013	1.18	1.40	6,097,507
2012	1.05	1.18	8,023,085
2011	1.12	1.05	8,912,034
2010	0.98	1.12	8,528,921
Band 100
2019	$1.68	$2.09	380,286
2018	1.86	1.68	413,297
2017	1.55	1.86	414,029
2016	1.45	1.55	413,141
2015	1.48	1.45	475,066
2014	1.43	1.48	468,577
2013	1.20	1.43	183,955
2012	1.07	1.20	165,452
2011	1.13	1.07	142,167
2010	0.99	1.13	142,760
Band 50
2019	$1.80	$2.25	48,951
2018	1.98	1.80	49,013
2017	1.64	1.98	60,102
2016	1.53	1.64	60,216
2015	1.56	1.53	45,930
2014	1.49	1.56	13,964
2013	1.25	1.49	10,267
2012	1.10	1.25	4,717
2011	1.17	1.10	15,695
2010	1.01	1.17	236
Band 0
2019	$1.93	$2.43	–
2018	2.11	1.93	–
2017	1.74	2.11	–
2016	1.62	1.74	769,516
2015	1.64	1.62	894,197
2014	1.56	1.64	1,814,155
2013	1.30	1.56	2,216,911
2012	1.14	1.30	3,775,238
2011	1.20	1.14	4,250,155
2010	1.04	1.20	3,678,833

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom 2045 Fund I Class – 06-CCT
Band 125
2019	$1.08	$1.35	906,350
2018	1.19	1.08	937,868
2017	0.99	1.19	757,383
2016	0.92	0.99	653,646
2015	1.00 (05/21/15)	0.92	598,193
Fidelity Advisor Freedom 2045 Fund M Class – 06-284
Band 125
2019	$1.27	$1.58	1,029,036
2018	1.41	1.27	1,055,434
2017	1.18	1.41	976,970
2016	1.10	1.18	975,219
2015	1.13	1.10	1,479,293
2014	1.09	1.13	2,154,882
2013	0.92	1.09	3,095,269
2012	0.81	0.92	3,857,436
2011	0.87	0.81	4,278,125
2010	0.76	0.87	3,833,729
Band 100
2019	$1.31	$1.63	132,175
2018	1.44	1.31	140,630
2017	1.20	1.44	177,901
2016	1.13	1.20	183,848
2015	1.15	1.13	151,519
2014	1.11	1.15	138,610
2013	0.93	1.11	6,821
Band 50
2019	$1.38	$1.73	45,382
2018	1.52	1.38	45,539
2017	1.26	1.52	45,700
2016	1.18	1.26	45,886
2015	1.20	1.18	47,296
2014	1.15	1.20	31,181
2013	0.96	1.15	19,841
2012	0.84	0.96	9,330
2011	0.89	0.84	4,775
2010	0.78	0.89	398
Band 0
2019	$1.47	$1.85	–
2018	1.61	1.47	–
2017	1.33	1.61	–
2016	1.23	1.33	826,084
2015	1.25	1.23	1,258,937
2014	1.19	1.25	1,225,380
2013	0.98	1.19	1,113,020
2012	0.86	0.98	1,212,506
2011	0.91	0.86	1,128,954
2010	0.79	0.91	862,059

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom 2050 Fund I Class – 06-CCV
Band 125
2019	$1.08	$1.35	1,075,476
2018	1.19	1.08	1,188,782
2017	0.99	1.19	971,872
2016	0.92	0.99	866,212
2015	1.00 (05/21/15)	0.92	619,395
Fidelity Advisor Freedom 2050 Fund M Class – 06-286
Band 125
2019	$1.25	$1.56	970,000
2018	1.39	1.25	908,265
2017	1.16	1.39	787,409
2016	1.09	1.16	851,936
2015	1.12	1.09	1,246,853
2014	1.08	1.12	1,949,971
2013	0.90	1.08	2,353,264
2012	0.80	0.90	2,705,965
2011	0.86	0.80	2,777,533
2010	0.75	0.86	2,559,055
Band 100
2019	$1.29	$1.61	134,755
2018	1.43	1.29	119,659
2017	1.19	1.43	132,410
2016	1.12	1.19	131,818
2015	1.14	1.12	91,385
2014	1.10	1.14	62,965
2013	0.92	1.10	54,881
2012	0.81	0.92	36,582
2011	0.87	0.81	30,848
2010	0.76	0.87	7,154
Band 50
2019	$1.37	$1.71	66,027
2018	1.50	1.37	82,048
2017	1.25	1.50	98,306
2016	1.16	1.25	105,124
2015	1.19	1.16	50,377
2014	1.13	1.19	28,495
2013	0.94	1.13	41,163
2012	0.83	0.94	25,098
2011	0.88	0.83	25,855
2010	0.77	0.88	19,278
Band 0
2019	$1.45	$1.83	–
2018	1.59	1.45	–
2017	1.31	1.59	–
2016	1.22	1.31	797,513
2015	1.23	1.22	1,094,684
2014	1.17	1.23	972,941
2013	0.97	1.17	854,837
2012	0.85	0.97	890,020
2011	0.90	0.85	847,405
2010	0.78	0.90	583,546

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom 2055 Fund I Class – 06-CCW
Band 125
2019	$1.08	$1.35	626,577
2018	1.19	1.08	737,275
2017	0.99	1.19	504,540
2016	0.92	0.99	317,863
2015	1.00 (05/21/15)	0.92	229,919
Fidelity Advisor Freedom 2055 Fund M Class – 06-394
Band 125
2019	$1.61	$2.01	912,401
2018	1.79	1.61	603,946
2017	1.50	1.79	435,041
2016	1.40	1.50	368,142
2015	1.44	1.40	287,709
2014	1.39	1.44	234,721
2013	1.16	1.39	127,921
2012	1.02	1.16	27,174
Band 100
2019	$1.64	$2.05	15,962
2018	1.81	1.64	15,962
2017	1.51	1.81	15,962
2016	1.42	1.51	15,962
2015	1.45	1.42	17,093
2014	1.40	1.45	21,158
Band 50
2019	$1.70	$2.13	16,378
2018	1.87	1.70	16,436
2017	1.55	1.87	16,504
2016	1.45	1.55	16,584
2015	1.47	1.45	12,564
2014	1.41	1.47	11,950
2013	1.17	1.41	5,600
Band 0
2019	$1.76	$2.22	–
2018	1.93	1.76	–
2017	1.60	1.93	–
2016	1.48	1.60	55,805
2015	1.50	1.48	71,087
2014	1.43	1.50	36,009
2013	1.17	1.43	13,520
2012	1.02	1.17	2,593
Fidelity Advisor Freedom 2060 Fund I Class – 06-CCX
Band 125
2019	$1.08	$1.35	47,621
2018	1.19	1.08	49,790
2017	0.99	1.19	24,647
2016	0.92	0.99	2,018
Fidelity Advisor Freedom 2060 Fund M Class – 06-CHG
Band 125
2019	$1.12	$1.40	456
2018	1.25	1.12	63

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Freedom Income Fund I Class - 06-CCG
Band 125
2019	$1.04	$1.14	34,533
2018	1.07	1.04	35,334
2017	1.00	1.07	33,587
2016	0.97	1.00	171,092
2015	1.00 (05/21/15)	0.97	181,614
Fidelity Advisor Freedom Income Fund M Class – 06-111
Band 125
2019	$1.31	$1.43	128,242
2018	1.36	1.31	133,684
2017	1.28	1.36	135,553
2016	1.24	1.28	135,629
2015	1.26	1.24	210,240
2014	1.24	1.26	285,067
2013	1.21	1.24	787,663
2012	1.16	1.21	921,412
2011	1.15	1.16	903,555
2010	1.09	1.15	1,059,514
Band 100
2019	$1.36	$1.48	50,774
2018	1.40	1.36	58,339
2017	1.31	1.40	73,528
2016	1.27	1.31	69,305
2015	1.30	1.27	105,118
2014	1.27	1.30	107,974
Band 0
2019	$1.56	$1.72	–
2018	1.59	1.56	–
2017	1.48	1.59	–
2016	1.41	1.48	3,457
2015	1.43	1.41	1,051
2014	1.39	1.43	–
2013	1.33	1.39	1,938
2012	1.26	1.33	18
2011	1.24	1.26	7,593
2010	1.15	1.24	7,098
Fidelity Advisor Growth & Income Fund M Class – 06-265
Band 125
2019	$2.33	$2.99	76,132
2018	2.61	2.33	92,242
2017	2.27	2.61	68,463
2016	2.00	2.27	128,458
2015	2.08	2.00	136,221
2014	1.92	2.08	164,030
2013	1.47	1.92	142,149
2012	1.26	1.47	102,373
2011	1.26	1.26	85,428
2010	1.12	1.26	79,843

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$2.42	$3.11	14,145
2018	2.70	2.42	12,687
2017	2.35	2.70	10,666
2016	2.06	2.35	8,918
2015	2.14	2.06	10,576
2014	1.97	2.14	8,584
2013	1.50	1.97	12,055
2012	1.29	1.50	29,925
2011	1.28	1.29	28,010
2010	1.14	1.28	22,828
Fidelity Advisor Growth Opportunities Fund M Class – 06-125
Band 125
2019	$3.06	$4.23	145,423
2018	2.72	3.06	143,412
2017	2.05	2.72	104,499
2016	2.08	2.05	173,388
2015	2.02	2.08	2,123,843
2014	1.83	2.02	2,262,893
2013	1.36	1.83	284,741
2012	1.16	1.36	296,324
2011	1.16	1.16	187,626
2010	0.95	1.16	262,484
Band 100
2019	$3.17	$4.40	84,106
2018	2.82	3.17	60,084
2017	2.12	2.82	35,214
2016	2.14	2.12	–
2015	2.07	2.14	6,234
2014	1.88	2.07	15,060
Fidelity Advisor International Capital Appreciation Fund M Class – 06-155
Band 125
2019	$1.85	$2.41	7,632,247
2018	2.16	1.85	–
2017	1.62	2.16	–
2016	1.70	1.62	–
2015	1.68	1.70	–
2014	1.67	1.68	–
2013	1.39	1.67	–
2012	1.13	1.39	872
2011	1.31	1.13	872
2010	1.15	1.31	872
Fidelity Advisor International Capital Appreciation Fund Z Class – 06-FVJ
Band 125
2019	$0.96	$1.25	2,301,710
2018	1.11	0.96	86,564

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Leveraged Company Stock Fund A Class – 06-232
Band 125
2019	$1.67	$2.13	146,044
2018	2.01	1.67	270,761
2017	1.73	2.01	533,723
2016	1.61	1.73	767,858
2015	1.73	1.61	1,245,739
2014	1.66	1.73	1,009,736
2013	1.23	1.66	630,671
2012	0.97	1.23	976,923
2011	1.10	0.97	2,206,045
2010	0.89	1.10	2,831,233
Fidelity Advisor Leveraged Company Stock Fund M Class – 06-233
Band 125
2019	$1.62	$2.07	542,997
2018	1.96	1.62	706,668
2017	1.69	1.96	1,162,688
2016	1.58	1.69	1,578,186
2015	1.70	1.58	2,112,772
2014	1.64	1.70	2,779,037
2013	1.22	1.64	3,117,489
2012	0.96	1.22	3,030,878
2011	1.09	0.96	3,386,647
2010	0.89	1.09	4,070,345
Band 100
2019	$1.67	$2.14	72,479
2018	2.01	1.67	67,558
2017	1.74	2.01	62,759
2016	1.61	1.74	61,817
2015	1.73	1.61	57,951
2014	1.67	1.73	54,456
2013	1.24	1.67	32,745
Band 50
2019	$1.77	$2.28	818
2018	2.13	1.77	821
2017	1.83	2.13	833
2016	1.69	1.83	855
2015	1.81	1.69	919
2014	1.73	1.81	1,201
2013	1.28	1.73	1,227
Band 0
2019	$1.89	$2.44	–
2018	2.25	1.89	–
2017	1.93	2.25	131,951
2016	1.77	1.93	343,570
2015	1.88	1.77	313,567
2014	1.79	1.88	321,840
2013	1.32	1.79	416,282
2012	1.02	1.32	466,889
2011	1.14	1.02	416,244
2010	0.92	1.14	378,022

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor New Insights Fund A Class – 06-295
Band 125
2019	$2.32	$2.96	195,901
2018	2.46	2.32	187,753
2017	1.94	2.46	2,728,328
2016	1.85	1.94	2,636,638
2015	1.83	1.85	2,784,320
2014	1.70	1.83	2,117,824
2013	1.30	1.70	2,063,086
2012	1.14	1.30	1,705,153
2011	1.16	1.14	1,055,379
2010	1.00 (05/27/10)	1.16	644,700
Fidelity Advisor New Insights Fund M Class – 06-166
Band 125
2019	$2.66	$3.38	892,090
2018	2.82	2.66	925,251
2017	2.24	2.82	1,173,188
2016	2.14	2.24	1,821,127
2015	2.12	2.14	2,942,457
2014	1.97	2.12	3,142,808
2013	1.51	1.97	5,362,012
2012	1.32	1.51	4,847,774
2011	1.36	1.32	3,674,789
2010	1.19	1.36	2,534,440
Band 100
2019	$2.75	$3.50	519,931
2018	2.91	2.75	595,450
2017	2.30	2.91	730,105
2016	2.19	2.30	907,687
2015	2.17	2.19	940,202
2014	2.01	2.17	936,739
2013	1.54	2.01	18,005
2012	1.34	1.54	31,384
2011	1.38	1.34	28,976
2010	1.20	1.38	26,747
Band 0
2019	$3.15	$4.05	–
2018	3.30	3.15	–
2017	2.59	3.30	–
2016	2.44	2.59	–
2015	2.39	2.44	59,962
2014	2.19	2.39	51,699
2013	1.66	2.19	37,775
2012	1.44	1.66	152,795
2011	1.45	1.44	152,877
2010	1.26	1.45	20,385
Fidelity Advisor New Insights Fund Z Class – 06-FVK
Band 125
2019	$1.05	$1.35	486,391
2018	1.11	1.05	607,022

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Real Estate Fund A Class – 06-392
Band 125
2019	$1.49	$1.80	77,652
2018	1.61	1.49	408,478
2017	1.58	1.61	449,168
2016	1.52	1.58	2,086,140
2015	1.49	1.52	2,172,649
2014	1.16	1.49	2,005,074
2013	1.16	1.16	1,288,729
2012	0.99	1.16	223,876
2011	1.00 (06/23/11)	0.99	76,086
Fidelity Advisor Real Estate Fund I Class – 06-047
Band 125
2019	$1.21	$1.47	277,662
2018	1.31	1.21	704,539
2017	1.28	1.31	799,883
2016	1.23	1.28	932,440
2015	1.20	1.23	271,703
2014	1.00 (02/14/14)	1.20	36,647
Fidelity Advisor Real Estate Fund M Class – 06-391
Band 125
2019	$1.46	$1.77	22,479
2018	1.59	1.46	21,701
2017	1.56	1.59	38,222
2016	1.50	1.56	268,614
2015	1.47	1.50	258,457
2014	1.16	1.47	239,983
2013	1.16	1.16	161,912
2012	0.99	1.16	135,355
2011	1.00 (06/23/11)	0.99	83,192
Fidelity Advisor Small Cap Fund A Class – 06-393
Band 125
2019	$1.33	$1.73	6,708
2018	1.62	1.33	6,641
2017	1.44	1.62	6,575
2016	1.34	1.44	221
2015	1.38	1.34	198
2014	1.28	1.38	193
2013	0.94	1.28	29,300
2012	0.90	0.94	79,329
Band 0
2019	$1.46	$1.93	–
2018	1.75	1.46	–
2017	1.54	1.75	–
2016	1.41	1.54	–
2015	1.44	1.41	4,922
2014	1.32	1.44	306

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Small Cap Fund M Class – 06-275
Band 125
2019	$3.14	$4.09	531,480
2018	3.83	3.14	644,241
2017	3.42	3.83	989,508
2016	3.18	3.42	1,269,516
2015	3.29	3.18	1,432,690
2014	3.07	3.29	1,640,288
2013	2.25	3.07	2,634,558
2012	2.16	2.25	3,699,649
2011	2.30	2.16	4,291,424
2010	1.98	2.30	3,920,948
Band 100
2019	$3.26	$4.26	60,639
2018	3.97	3.26	101,499
2017	3.53	3.97	122,728
2016	3.28	3.53	128,483
2015	3.38	3.28	154,834
2014	3.15	3.38	147,562
2013	2.31	3.15	1,315
2012	2.20	2.31	14,164
2011	2.34	2.20	6,677
2010	2.01	2.34	3,762
Band 50
2019	$3.52	$4.62	105,691
2018	4.26	3.52	116,613
2017	3.78	4.26	121,152
2016	3.49	3.78	130,464
2015	3.57	3.49	133,962
2014	3.31	3.57	157,043
2013	2.41	3.31	149,868
2012	2.29	2.41	146,209
2011	2.43	2.29	145,508
2010	2.07	2.43	131,346
Band 0
2019	$3.85	$5.08	–
2018	4.64	3.85	5,086
2017	4.09	4.64	4,489
2016	3.76	4.09	26,602
2015	3.83	3.76	454,194
2014	3.54	3.83	532,036
2013	2.56	3.54	724,941
2012	2.42	2.56	829,165
2011	2.55	2.42	886,178
2010	2.17	2.55	922,902

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Stock Selector All Cap Fund M Class – 06-841
Band 125
2019	$1.71	$2.22	53,984
2018	1.90	1.71	72,646
2017	1.55	1.90	73,653
2016	1.44	1.55	94,039
2015	1.46	1.44	94,976
2014	1.34	1.46	115,104
2013	1.02	1.34	193,156
2012	1.00 (10/26/12)	1.02	177,292
Band 100
2019	$1.73	$2.26	94,616
2018	1.93	1.73	99,703
2017	1.56	1.93	103,180
2016	1.45	1.56	110,416
2015	1.47	1.45	109,418
2014	1.35	1.47	87,403
Fidelity Advisor Stock Selector Mid Cap Fund M Class – 06-270
Band 125
2019	$2.90	$3.69	45,022
2018	3.22	2.90	130,413
2017	2.73	3.22	128,093
2016	2.51	2.73	77,054
2015	2.64	2.51	67,297
2014	2.44	2.64	51,609
2013	1.89	2.44	39,888
2012	1.61	1.89	54,836
2011	1.72	1.61	49,814
2010	1.40	1.72	140,395
Fidelity Advisor Strategic Dividend & Income Fund I Class – 06-026
Band 125
2019	$1.29	$1.55	410,963
2018	1.36	1.29	931,478
2017	1.23	1.36	837,030
2016	1.11	1.23	477,433
Fidelity Advisor Strategic Dividend & Income Fund M Class – 06-043
Band 125
2019	$1.25	$1.51	–
2018	1.34	1.25	5
2017	1.21	1.34	23,631
2016	1.09	1.21	208,742
2015	1.13	1.09	325,886
Band 50
2019	$1.30	$1.58	959,239
2018	1.38	1.30	974,626
2017	1.24	1.38	966,921

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity Advisor Strategic Income Fund A Class – 06-110
Band 125
2019	$1.19	$1.30	350,987
2018	1.24	1.19	303,605
2017	1.17	1.24	295,926
2016	1.09	1.17	245,227
2015	1.12	1.09	196,712
2014	1.10	1.12	48,557
2013	1.11	1.10	189,652
2012	1.02	1.11	141,179
2011	0.99	1.02	36,613
Fidelity Advisor Total Bond Fund I Class – 06-027
Band 125
2019	$1.08	$1.17	3,989,128
2018	1.10	1.08	3,308,954
2017	1.07	1.10	3,224,430
2016	1.02	1.07	5,372,057
2015	1.04	1.02	4,120,155
2014	1.00	1.04	160,829
Band 0
2019	$1.15	$1.26	828,408
2018	1.16	1.15	889,108
2017	1.11	1.16	1,021,214
2016	1.05	1.11	903,636
2015	1.05	1.05	18,675
2014	1.00	1.05	1,378
Fidelity Advisor Total Bond Fund M Class – 06-044
Band 125
2019	$1.06	$1.15	232,399
2018	1.09	1.06	246,177
2017	1.06	1.09	398,814
2016	1.02	1.06	391,802
2015	1.04	1.02	878,079
2014	1.00	1.04	45,730
Fidelity Advisor Total Bond Fund Z Class – 06-FVM
Band 125
2019	$0.99	$1.07	1,328,473
2018	1.01	0.99	1,036,178
Fidelity Advisor Value Fund A Class – 06-322
Band 125
2019	$1.36	$1.77	28,699
2018	1.68	1.36	26,610
2017	1.48	1.68	1,096
2016	1.30	1.48	190
2015	1.41	1.30	–
2014	1.28	1.41	2,566
2013	0.95	1.28	3,741
2012	0.80	0.95	2,726

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity International Index Fund – 06-3HX
Band 125
2019	$0.89	$1.07	409,738
Fidelity Mid Cap Index Fund – 06-3HW
Band 125
2019	$0.85	$1.09	5,252,654
Fidelity Small Cap Index Fund – 06-3HV
Band 125
2019	$0.79	$0.98	4,277,780
Fidelity Total International Index Fund – 06-3WH
Band 125
2019	$1.00 (04/25/19)	$1.07	207,768
Fidelity Total Market Index Fund – 06-3MR
Band 125
2019	$0.90	$1.17	51
Fidelity U.S. Bond Index Fund – 06-3HT
Band 125
2019	$1.00	$1.08	689,440
Fidelity VIP Asset Manager Portfolio Initial Class – 06-230
Band 125
2019	$3.40	$3.97	4,450,163
2018	3.64	3.40	5,190,699
2017	3.23	3.64	6,048,970
2016	3.17	3.23	7,717,820
2015	3.21	3.17	8,606,176
2014	3.07	3.21	9,480,841
2013	2.69	3.07	10,911,197
2012	2.42	2.69	11,834,430
2011	2.51	2.42	12,831,857
2010	2.23	2.51	13,585,774
Fidelity VIP Contrafund Portfolio Initial Class – 06-245
Band 125
2019	$7.39	$9.61	8,640,122
2018	8.00	7.39	10,033,216
2017	6.65	8.00	13,466,325
2016	6.23	6.65	17,903,994
2015	6.27	6.23	21,776,662
2014	5.67	6.27	25,086,174
2013	4.37	5.67	27,915,357
2012	3.80	4.37	31,205,271
2011	3.95	3.80	32,359,083
2010	3.41	3.95	32,560,393

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$9.95	$13.09	–
2018	10.63	9.95	–
2017	8.72	10.63	447,009
2016	8.07	8.72	101,352
2015	8.02	8.07	117,566
2014	7.16	8.02	67,351
2013	5.46	7.16	47,458
2012	4.69	5.46	37,147
Fidelity VIP Equity-Income Portfolio Initial Class – 06-205
Band 125
2019	$4.27	$5.37	2,179,202
2018	4.71	4.27	2,407,997
2017	4.22	4.71	2,717,837
2016	3.62	4.22	3,028,660
2015	3.82	3.62	3,708,929
2014	3.56	3.82	4,065,814
2013	2.81	3.56	4,242,896
2012	2.43	2.81	4,188,660
2011	2.43	2.43	4,723,467
2010	2.14	2.43	5,385,567
Fidelity VIP Growth Portfolio Initial Class – 06-210
Band 125
2019	$6.62	$8.79	6,575,061
2018	6.72	6.62	7,061,144
2017	5.03	6.72	7,041,779
2016	5.06	5.03	8,495,721
2015	4.78	5.06	9,660,947
2014	4.35	4.78	10,315,898
2013	3.23	4.35	11,460,097
2012	2.85	3.23	13,423,382
2011	2.88	2.85	14,924,090
2010	2.35	2.88	15,922,250
Fidelity VIP High Income Portfolio Initial Class – 06-215
Band 125
2019	$2.77	$3.15	1,344,032
2018	2.90	2.77	1,431,842
2017	2.75	2.90	1,691,348
2016	2.43	2.75	2,027,821
2015	2.55	2.43	2,631,174
2014	2.55	2.55	3,000,844
2013	2.44	2.55	4,612,129
2012	2.16	2.44	4,803,037
2011	2.11	2.16	5,140,377
2010	1.87	2.11	6,373,345

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Fidelity VIP Overseas Portfolio Initial Class – 06-220
Band 125
2019	$2.71	$3.42	2,368,610
2018	3.22	2.71	2,768,407
2017	2.50	3.22	3,185,952
2016	2.67	2.50	3,594,107
2015	2.61	2.67	3,987,222
2014	2.88	2.61	4,140,465
2013	2.23	2.88	4,719,462
2012	1.87	2.23	4,986,475
2011	2.29	1.87	6,019,811
2010	2.05	2.29	6,441,568
Band 0
2019	$3.74	$4.78	–
2018	4.39	3.74	1,987
2017	3.37	4.39	2,012
2016	3.55	3.37	2,038
2015	3.42	3.55	2,063
2014	3.72	3.42	2,089
Franklin Growth Fund A Class – 06-819
Band 125
2019	$2.03	$2.65	194,970
2018	2.13	2.03	644,378
2017	1.70	2.13	602,225
2016	1.59	1.70	582,760
2015	1.58	1.59	7,583,360
2014	1.39	1.58	5,431,574
2013	1.09	1.39	3,616,959
Band 0
2019	$2.23	$2.95	19,915
2018	2.31	2.23	22,367
2017	1.82	2.31	18,169
2016	1.68	1.82	13,434
2015	1.65	1.68	8,598
2014	1.44	1.65	3,884
Franklin Growth Fund Advisor Class – 06-CMX
Band 125
2019	$1.30	$1.70	4,933,465
2018	1.36	1.30	4,959,601
2017	1.08	1.36	96,552
2016	1.00 (05/12/16)	1.08	80,884
Franklin Growth Fund R Class – 06-818
Band 125
2019	$2.00	$2.60	181,177
2018	2.10	2.00	215,581
2017	1.68	2.10	345,396
2016	1.57	1.68	252,089
2015	1.56	1.57	332,483
2014	1.38	1.56	275,358
2013	1.08	1.38	253,872
2012	0.97	1.08	333,858

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.19	$2.89	–
2018	2.27	2.19	–
2017	1.80	2.27	–
2016	1.66	1.80	31,879
2015	1.64	1.66	29,627
2014	1.43	1.64	27,273
2013	1.11	1.43	28,189
2012	0.98	1.11	22,889
2011	1.00 (06/23/11)	0.98	17,950
Franklin Growth Opportunities Fund Advisor Class – 06-CNW
Band 125
2019	$1.29	$1.70	5,662
2018	1.31	1.29	915
2017	1.03	1.31	234
Franklin Growth Opportunities Fund R Class – 06-CMW
Band 125
2019	$1.27	$1.67	37,084
2018	1.30	1.27	35,085
2017	1.03	1.30	36,670
2016	1.00 (05/12/16)	1.03	495,829
Band 100
2019	$1.28	$1.69	41,383
2018	1.31	1.28	45,422
2017	1.03	1.31	46,671
2016	1.00 (05/12/16)	1.03	57,085
Franklin Growth Series R6 Class – 06-FXP
Band 125
2019	$1.06	$1.38	404,770
2018	1.10	1.06	54,392
Franklin Income Fund Advisor Class – 06-719
Band 125
2019	$1.28	$1.47	542,958
2018	1.37	1.28	553,184
2017	1.28	1.37	540,130
2016	1.11	1.28	1,254,409
2015	1.22	1.11	1,087,922
2014	1.19	1.22	629,998
2013	1.05	1.19	448,720
Franklin Income Fund R Class – 06-724
Band 125
2019	$1.25	$1.42	185,092
2018	1.34	1.25	183,201
2017	1.26	1.34	147,409
2016	1.09	1.26	506,335
2015	1.21	1.09	485,992
2014	1.18	1.21	270,692
2013	1.05	1.18	167,382

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$1.27	$1.45	273,673
2018	1.36	1.27	278,245
2017	1.27	1.36	248,710
2016	1.10	1.27	148,441
2015	1.21	1.10	133,662
2014	1.19	1.21	114,690
Band 50
2019	$1.31	$1.50	7,939
2018	1.39	1.31	12,407
2017	1.30	1.39	16,984
2016	1.12	1.30	17,176
2015	1.23	1.12	16,961
2014	1.19	1.23	20,186
Franklin Mutual Global Discovery Fund R Class – 06-726
Band 125
2019	$1.34	$1.64	–
2018	1.53	1.34	38,458
2017	1.42	1.53	269,306
2016	1.28	1.42	234,161
2015	1.35	1.28	286,501
2014	1.30	1.35	427,253
2013	1.05	1.30	74,839
Franklin Mutual Global Discovery Fund Z Class – 06-723
Band 125
2019	$1.38	$1.70	1,289,798
2018	1.57	1.38	9,131,278
2017	1.45	1.57	2,549,252
2016	1.30	1.45	2,265,558
2015	1.36	1.30	2,011,795
2014	1.31	1.36	1,378,183
2013	1.05	1.31	1,252,273
Franklin Small Cap Value Fund A Class – 06-247
Band 125
2019	$1.73	$2.15	205,628
2018	2.00	1.73	206,745
2017	1.84	2.00	410,058
2016	1.43	1.84	853,644
2015	1.58	1.43	863,033
2014	1.59	1.58	566,857
2013	1.20	1.59	325,485
2012	1.03	1.20	248,472
2011	1.08	1.03	193,727
2010	0.86	1.08	136,988
Band 0
2019	$2.01	$2.54	3,324
2018	2.31	2.01	62
2017	2.08	2.31	12
2016	1.61	2.08	–
2015	1.74	1.61	153

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Franklin Small Cap Value Fund Advisor Class – 06-CMY
Band 125
2019	$1.16	$1.45	94,125
2018	1.34	1.16	99,341
2017	1.22	1.34	54,714
2016	1.00 (05/12/16)	1.22	22,965
Franklin Small Cap Value Fund R Class – 06-248
Band 125
2019	$1.68	$2.09	82,919
2018	1.96	1.68	104,478
2017	1.79	1.96	249,746
2016	1.41	1.79	533,908
2015	1.55	1.41	668,193
2014	1.57	1.55	1,094,571
2013	1.18	1.57	1,395,115
2012	1.01	1.18	1,246,050
2011	1.07	1.01	1,069,292
2010	0.85	1.07	1,014,930
Band 75
2019	$1.79	$2.23	3,362
Band 0
2019	$1.96	$2.46	43,605
2018	2.25	1.96	41,653
2017	2.04	2.25	43,626
2016	1.58	2.04	61,150
2015	1.71	1.58	86,536
2014	1.72	1.71	85,361
2013	1.28	1.72	134,712
2012	1.08	1.28	120,083
2011	1.13	1.08	137,854
2010	0.89	1.13	154,106
Franklin Small Cap Value Fund R6 Class – 06-GKT
Band 125
2019	$0.89	$1.11	13,638
2018	1.02	0.89	687
Franklin Small-Mid Cap Growth Fund R Class – 06-890
Band 125
2019	$2.50	$3.24	33,415
2018	2.66	2.50	61,007
2017	2.22	2.66	65,942
2016	2.16	2.22	72,339
2015	2.24	2.16	151,505
2014	2.11	2.24	145,814
2013	1.55	2.11	239,753
2012	1.42	1.55	181,475
2011	1.51	1.42	165,477
2010	1.19	1.51	131,161

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$2.59	$3.37	22,070
2018	2.75	2.59	24,136
2017	2.29	2.75	27,491
2016	2.22	2.29	37,352
2015	2.30	2.22	42,139
2014	2.16	2.30	62,735
Franklin Small-Mid Cap Growth Fund Advisor Class – 06-CNC
Band 125
2019	$1.22	$1.59	11,466
2018	1.29	1.22	6,577
Franklin Strategic Income Fund A Class – 06-821
Band 125
2019	$1.13	$1.20	–
2018	1.16	1.13	2,183
2017	1.13	1.16	2,169
2016	1.06	1.13	66,035
2015	1.12	1.06	158,969
2014	1.11	1.12	235,731
2013	1.09	1.11	218,663
2012	0.98	1.09	126,672
2011	1.00 (06/23/11)	0.98	6,614
Franklin Strategic Income Fund R Class – 06-915
Band 125
2019	$1.73	$1.84	521,995
2018	1.78	1.73	850,694
2017	1.73	1.78	910,231
2016	1.63	1.73	1,420,444
2015	1.73	1.63	1,738,704
2014	1.72	1.73	2,057,988
2013	1.70	1.72	2,132,926
2012	1.53	1.70	2,923,210
2011	1.52	1.53	3,563,035
2010	1.39	1.52	3,200,435
Band 100
2019	$1.79	$1.92	54,851
2018	1.85	1.79	90,431
2017	1.79	1.85	147,331
2016	1.68	1.79	195,726
2015	1.78	1.68	225,134
2014	1.77	1.78	226,508
2013	1.74	1.77	1,660

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.09	$2.25	93,674
2018	2.13	2.09	91,942
2017	2.05	2.13	86,673
2016	1.90	2.05	110,318
2015	1.99	1.90	254,334
2014	1.96	1.99	224,423
2013	1.91	1.96	256,216
2012	1.70	1.91	500,825
2011	1.66	1.70	433,435
2010	1.50	1.66	465,888
Franklin Strategic Income Fund R6 Class – 06-CXH
Band 125
2019	$1.02	$1.09	1,130,630
2018	1.04	1.02	826,537
2017	1.01	1.04	890,317
Franklin Utilities Fund Advisor Class – 06-FPC
Band 125
2019	$1.14	$1.43	256,433
2018	1.12	1.14	236,187
2017	1.03	1.12	207,704
Franklin Utilities Fund R Class – 06-FPN
Band 125
2019	$1.13	$1.41	17,652
2018	1.12	1.13	14,142
2017	1.03	1.12	31,349
Franklin Utilities Fund R6 Class – 06-FNP
Band 125
2019	$1.14	$1.43	54,224
2018	1.12	1.14	38,130
2017	1.03	1.12	34,010
Goldman Sachs Financial Square Government Fund Admin Class – 06-CGH
Band 125
2019	$0.98	$0.99	10,213,569
2018	0.98	0.98	8,713,777
2017	0.99	0.98	10,681,204
2016	1.00	0.99	11,422,677
2015	1.00 (11/20/15)	1.00	14,404,189
Band 0
2019	$1.02	$1.04	1,584,385
2018	1.01	1.02	903,299
2017	1.00	1.01	375,526
2016	1.00	1.00	360,628
2015	1.00 (11/20/15)	1.00	349,173
Goldman Sachs Financial Square Government Fund Resource Class – 06-CGJ
Band 125
2019	$0.97	$0.98	3,380,491
2018	0.98	0.97	3,274,466
2017	0.99	0.98	3,374,995
2016	1.00	0.99	3,530,889
2015	1.00 (11/20/15)	1.00	2,847,205

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$0.98	$0.99	2,070,067
2018	0.98	0.98	2,589,034
2017	0.99	0.98	3,428,958
2016	1.00	0.99	2,590,713
2015	1.00 (11/20/15)	1.00	3,142,621
Band 50
2019	$1.00	$1.01	124,503
2018	0.99	1.00	309,464
2017	0.99	0.99	234,336
2016	1.00	0.99	238,368
2015	1.00 (11/20/15)	1.00	124,832
Band 0
2019	$1.01	$1.03	–
2018	1.00	1.01	–
2017	1.00	1.00	–
2016	1.00	1.00	–
2015	1.00 (11/20/15)	1.00	133,831
Goldman Sachs Financial Square Government Fund R6 Class – 06-CXJ
Band 125
2019	$1.00	$1.01	674,026
2018	0.99	1.00	541,905
2017	1.00	0.99	74,424
Goldman Sachs Growth Opportunities Fund Investor Class – 06-727
Band 125
2019	$1.69	$2.25	1,860
2018	1.81	1.69	212,416
2017	1.44	1.81	837,386
2016	1.44	1.44	1,259,284
2015	1.54	1.44	3,097,713
2014	1.40	1.54	2,915,199
2013	1.07	1.40	1,845,859
Band 0
2019	$1.83	$2.46	1,108,492
2018	1.93	1.83	1,072,690
2017	1.52	1.93	1,011,962
2016	1.49	1.52	961,754
2015	1.58	1.49	2,842
2014	1.42	1.58	464
Goldman Sachs Growth Opportunities Fund Service Class – 06-729
Band 125
2019	$1.66	$2.19	25,528
2018	1.77	1.66	36,132
2017	1.42	1.77	81,844
2016	1.42	1.42	78,492
2015	1.53	1.42	87,674
2014	1.39	1.53	82,658
2013	1.07	1.39	18,883

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Goldman Sachs Growth Strategy Portfolio Institutional Class – 06-249
Band 125
2019	$1.28	$1.55	32,484
2018	1.45	1.28	30,468
2017	1.20	1.45	22,295
2016	1.15	1.20	18,789
2015	1.15	1.15	15,656
2014	1.14	1.15	18,793
2013	0.97	1.14	15,488
2012	0.85	0.97	12,599
2011	0.92	0.85	19,763
2010	0.83	0.92	27,406
Goldman Sachs Growth Strategy Portfolio Service Class – 06-251
Band 125
2019	$1.20	$1.45	128,805
2018	1.37	1.20	112,462
2017	1.15	1.37	104,502
2016	1.09	1.15	–
2015	1.11	1.09	–
2014	1.10	1.11	176
2013	0.94	1.10	23,650
2012	0.83	0.94	171
2011	0.90	0.83	8
Goldman Sachs International Equity Insights Fund Institutional Class – 06-367
Band 125
2019	$0.92	$1.07	3,096,218
2018	1.10	0.92	2,080,339
2017	0.86	1.10	1,190,187
2016	0.84	0.86	319,462
2015	0.80	0.84	94,318
2014	0.87	0.80	321,448
2013	0.72	0.87	389,947
2012	0.62	0.72	350,655
2011	0.74	0.62	347,434
2010	0.70	0.74	453,608
Goldman Sachs International Equity Insights Fund R6 Class – 06-CXM
Band 125
2019	$1.06	$1.24	531,635
2018	1.27	1.06	287,742
2017	0.99	1.27	39,166
Goldman Sachs International Equity Insights Fund Service Class – 06-368
Band 125
2019	$0.87	$1.01	280,477
2018	1.05	0.87	288,436
2017	0.82	1.05	455,345
2016	0.81	0.82	142,693
2015	0.77	0.81	89,335
2014	0.85	0.77	110,733
2013	0.70	0.85	126,418
2012	0.61	0.70	116,905
2011	0.73	0.61	133,293
2010	0.69	0.73	30,374

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.00	$1.18	75,624
2018	1.19	1.00	72,379
2017	0.92	1.19	3,940
2016	0.89	0.92	1,999
2015	0.84	0.89	2,277
2014	0.91	0.84	394
2013	0.74	0.91	296
2012	0.64	0.74	295
2011	0.76	0.64	295
2010	0.71	0.76	1,023
Goldman Sachs Large Cap Growth Insights Fund Investor Class – 06-CKX
Band 125
2019	$1.30	$1.66	10,586,717
2018	1.38	1.30	11,522,188
2017	1.08	1.38	12,226,032
2016	1.00 (05/12/16)	1.08	3,108,884
Goldman Sachs Large Cap Growth Insights Fund R6 Class – 06-CXN
Band 125
2019	$1.20	$1.53	2,837,134
2018	1.27	1.20	1,358,699
2017	0.99	1.27	570,155
Goldman Sachs Large Cap Growth Insights Fund Service Class – 06-CKY
Band 125
2019	$1.29	$1.64	1,638,764
2018	1.37	1.29	3,344,304
2017	1.07	1.37	5,023,952
2016	1.00 (05/12/16)	1.07	1,338,411
Band 0
2019	$1.33	$1.71	1,054,946
2018	1.40	1.33	375,955
2017	1.08	1.40	1,131,588
Goldman Sachs Large Cap Value Insights Fund Investor Class – 06-052
Band 125
2019	$1.21	$1.44	201,332
2018	1.34	1.21	680,256
2017	1.14	1.34	1,734,506
2016	1.01	1.14	1,703,539
2015	1.05	1.01	1,086,997
Band 0
2019	$1.28	$1.55	706,968
2018	1.40	1.28	849,924
2017	1.18	1.40	632,428
2016	1.03	1.18	622,526
Goldman Sachs Large Cap Value Insights Fund R6 Class – 06-CXP
Band 125
2019	$1.05	$1.26	1,836,112
2018	1.17	1.05	1,442,947
2017	0.99	1.17	36,393

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Goldman Sachs Large Cap Value Insights Fund Service Class – 06-068
Band 125
2019	$1.19	$1.41	3,902
2018	1.33	1.19	57,787
2017	1.13	1.33	46,637
2016	1.00	1.13	106,987
2015	1.05	1.00	88,578
2014	1.00 (06/26/14)	1.05	8,801
Goldman Sachs Mid Cap Value Fund Institutional Class – 06-252
Band 125
2019	$1.68	$2.19	464,379
2018	1.90	1.68	1,289,984
2017	1.73	1.90	3,252,710
2016	1.55	1.73	6,601,201
2015	1.73	1.55	10,954,862
2014	1.54	1.73	18,309,418
2013	1.17	1.54	22,358,450
2012	1.00	1.17	24,447,733
2011	1.08	1.00	26,384,653
2010	0.88	1.08	17,112,312
Goldman Sachs Mid Cap Value Fund R6 Class – 06-CXR
Band 125
2019	$0.95	$1.24	189,009
2018	1.07	0.95	208,826
Goldman Sachs Mid Cap Value Fund Service Class – 06-253
Band 125
2019	$1.58	$2.05	558,257
2018	1.80	1.58	716,897
2017	1.65	1.80	946,108
2016	1.48	1.65	1,281,932
2015	1.66	1.48	3,864,775
2014	1.48	1.66	4,423,287
2013	1.14	1.48	4,212,873
2012	0.97	1.14	3,173,330
2011	1.06	0.97	2,600,690
2010	0.86	1.06	1,301.13
Band 100
2019	$1.63	$2.12	276,301
2018	1.85	1.63	344,750
2017	1.69	1.85	440,344
2016	1.51	1.69	554,874
2015	1.69	1.51	703,404
2014	1.51	1.69	700,443
2013	1.15	1.51	21,840
2012	0.99	1.15	5,646
2011	1.07	0.99	4,508
2010	0.87	1.07	3,280

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.84	$2.42	–
2018	2.07	1.84	–
2017	1.87	2.07	–
2016	1.66	1.87	26,918
2015	1.84	1.66	260,475
2014	1.62	1.84	573,330
2013	1.23	1.62	1,401,978
2012	1.04	1.23	1,054,181
2011	1.11	1.04	1,050,669
2010	0.90	1.11	731,347
Goldman Sachs Small Cap Value Fund Institutional Class – 06-254
Band 125
2019	$1.99	$2.41	5,466,508
2018	2.34	1.99	7,055,491
2017	2.11	2.34	10,057,661
2016	1.71	2.11	9,772,315
2015	1.83	1.71	9,885,693
2014	1.73	1.83	8,177,687
2013	1.26	1.73	10,946,223
2012	1.10	1.26	10,303,579
2011	1.10	1.10	5,033,159
2010	0.88	1.10	1,797,944
Band 0
2019	$2.31	$2.85	544,208
2018	2.69	2.31	559,164
2017	2.39	2.69	619,089
2016	1.92	2.39	667,276
Goldman Sachs Small Cap Value Fund R6 Class – 06-CXT
Band 125
2019	$0.93	$1.13	3,801,582
2018	1.09	0.93	4,475,942
2017	0.98	1.09	2,220,138
Goldman Sachs Small Cap Value Fund Service Class – 06-256
Band 125
2019	$1.87	$2.26	1,745,186
2018	2.21	1.87	2,572,346
2017	2.00	2.21	4,379,391
2016	1.64	2.00	4,529,359
2015	1.76	1.64	5,490,721
2014	1.67	1.76	6,049,721
2013	1.22	1.67	5,909,808
2012	1.07	1.22	3,474,953
2011	1.08	1.07	1,513,340
2010	0.87	1.08	311,468
Band 100
2019	$1.93	$2.34	275,262
2018	2.27	1.93	335,374
2017	2.05	2.27	460,554
2016	1.67	2.05	573,386
2015	1.80	1.67	630,969
2014	1.70	1.80	750,736
2013	1.24	1.70	4,722
2012	1.08	1.24	506

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.18	$2.67	321,326
2018	2.54	2.18	41,508
2017	2.28	2.54	324,368
2016	1.83	2.28	317,282
2015	1.95	1.83	338,164
2014	1.83	1.95	473,450
2013	1.32	1.83	698,330
2012	1.14	1.32	513,562
2011	1.14	1.14	153,139
2010	0.90	1.14	19,616
Goldman Sachs Technology Opportunities Fund Institutional Class – 06-257
Band 125
2019	$3.33	$4.55	1,077,325
2018	3.28	3.33	1,227,172
2017	2.40	3.28	1,514,022
2016	2.28	2.40	3,306,722
2015	2.14	2.28	3,388,968
2014	1.96	2.14	3,540,499
2013	1.54	1.96	3,107,712
2012	1.29	1.54	2,879,700
2011	1.49	1.29	4,852,944
2010	1.21	1.49	3,882,914
Goldman Sachs Technology Opportunities Fund Service Class – 06-258
Band 125
2019	$3.14	$4.26	221,480
2018	3.11	3.14	281,038
2017	2.28	3.11	205,939
2016	2.18	2.28	243,693
2015	2.05	2.18	375,842
2014	1.89	2.05	451,717
2013	1.49	1.89	936,612
2012	1.25	1.49	1,006,743
2011	1.46	1.25	956,437
2010	1.19	1.46	454,025
Band 100
2019	$3.23	$4.40	78,617
2018	3.20	3.23	75,870
2017	2.34	3.20	38,885
2016	2.23	2.34	43,283
2015	2.10	2.23	65,871
2014	1.93	2.10	52,085
2013	1.51	1.93	–
2012	1.27	1.51	8,079

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$3.65	$5.03	–
2018	3.58	3.65	–
2017	2.59	3.58	–
2016	2.45	2.59	–
2015	2.27	2.45	46,222
2014	2.07	2.27	27,933
2013	1.61	2.07	29,413
2012	1.34	1.61	25,725
2011	1.54	1.34	270,374
2010	1.24	1.54	30,058
Goldman Sachs U.S. Equity Insights Fund Investor Class – 06-053
Band 125
2019	$1.29	$1.60	586,672
2018	1.40	1.29	574,550
2017	1.14	1.40	440,088
2016	1.04	1.14	539,344
2015	1.07	1.04	143
Goldman Sachs U.S. Equity Insights Fund R6 Class – 06-FXT
Band 125
2019	$1.03	$1.28	159,063
2018	1.11	1.03	431,655
Goldman Sachs U.S. Equity Insights Fund Service Class – 06-069
Band 125
2019	$1.27	$1.57	868,664
2018	1.38	1.27	886,769
2017	1.13	1.38	1,112,868
2016	1.04	1.13	1,292,546
2015	1.07	1.04	369,759
GuideStone Funds Emerging Markets Equity Fund Advisor Class – 06-3YV
Band 125
2019	$1.00 (06/27/19)	$1.08	15,866
GuideStone Funds Equity Index Fund Advisor Class – 06-3YW
Band 125
2019	$1.00 (06/27/19)	$1.10	26,587
GuideStone Funds Extended-Duration Bond Fund Advisor Class – 06-3YX
Band 125
2019	$1.00 (06/27/19)	$1.04	23,526
GuideStone Funds Global Real Estate Securities Fund Advisor Class – 06-43C
Band 125
2019	$1.00 (06/27/19)	$1.06	24,563
GuideStone Funds Medium-Duration Bond Fund Advisor Class – 06-43H
Band 125
2019	$1.00 (06/27/19)	$1.03	14,570
Hartford Core Equity Fund R6 Class – 06-3YJ
Band 125
2019	$1.00 (06/27/19)	$1.11	59,295
Hartford Schroders International Stock Fund SDR Class – 06-3NX
Band 125
2019	$0.94	$1.17	1,195,885

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Hartford Schroders US Small/Mid-Cap Opportunities Fund R4 Class – 06-3CT
Band 125
2019	$0.87	$1.10	35,530
2018	1.00 (06/21/18)	0.87	160,184
Monteagle Opportunity Equity Fund Institutional Class – 06-399 (formerly Henssler Equity Fund – Institutional Class)
Band 125
2019	$1.68	$2.06	–
2018	1.91	1.68	–
2017	1.74	1.91	–
2016	1.54	1.74	–
2015	1.61	1.54	–
2014	1.48	1.61	396
2013	1.10	1.48	318
2012	1.02	1.10	122
Monteagle Opportunity Equity Fund Investor Class – 06-105 (formerly Henssler Equity Fund – Investor Class)
Band 125
2019	$1.65	$2.04	–
2018	1.89	1.65	–
2017	1.74	1.89	–
2016	1.54	1.74	–
2015	1.61	1.54	–
2014	1.49	1.61	–
2013	1.11	1.49	–
2012	1.05	1.11	20,638
2011	1.07	1.05	258,006
Invesco American Franchise Fund A Class – 06-023
Band 125
2019	$1.71	$2.31	38,419
2018	1.80	1.71	93,578
2017	1.44	1.80	91,077
2016	1.42	1.44	107,724
2015	1.37	1.42	115,973
2014	1.28	1.37	184,886
2013	1.00 (06/20/13)	1.28	224,004
Band 100
2019	$1.74	$2.35	18,426
2018	1.82	1.74	19,685
2017	1.45	1.82	41,355
2016	1.43	1.45	48,740
2015	1.38	1.43	69,921
2014	1.29	1.38	98,727
Invesco American Value Fund A Class – 06-070
Band 125
2019	$0.97	$1.19	–
2018	1.13	0.97	–
2017	1.04	1.13	327,924
2016	0.91	1.04	424,597
2015	1.01	0.91	461,195
Invesco American Value Fund Y Class – 06-054
Band 125
2019	$0.98	$1.21	118,171
2018	1.14	0.98	197,809
2017	1.05	1.14	195,520
2016	0.92	1.05	181,107
2015	1.02	0.92	172,755

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Comstock Fund A Class – 06-771
Band 125
2019	$1.68	$2.08	115,700
2018	1.94	1.68	176,032
2017	1.67	1.94	530,523
2016	1.43	1.67	3,426,200
2015	1.54	1.43	4,064,057
2014	1.43	1.54	5,236,492
2013	1.07	1.43	1,370,285
Band 0
2019	$1.82	$2.28	18,949
2018	2.07	1.82	21,469
2017	1.76	2.07	17,661
2016	1.49	1.76	13,345
2015	1.58	1.49	8,334
2014	1.45	1.58	3,742
Invesco Comstock Fund R Class – 06-772
Band 125
2019	$1.66	$2.05	318,327
2018	1.92	1.66	746,965
2017	1.65	1.92	1,215,221
2016	1.42	1.65	1,322,299
2015	1.54	1.42	1,411,951
2014	1.43	1.54	1,038,349
2013	1.07	1.43	378,271
Invesco Diversified Dividend Fund A Class – 06-816
Band 125
2019	$1.66	$2.04	1,905,263
2018	1.82	1.66	2,995,186
2017	1.70	1.82	5,244,996
2016	1.51	1.70	7,286,919
2015	1.50	1.51	5,466,473
2014	1.36	1.50	3,524,783
2013	1.06	1.36	4,148,920
2012	0.92	1.06	1,165,196
2011	1.00 (04/28/11)	0.92	280,486
Band 100
2019	$1.69	$2.09	386,969
2018	1.85	1.69	453,543
2017	1.73	1.85	613,738
2016	1.52	1.73	724,575
2015	1.51	1.52	602,628
2014	1.36	1.51	560,156
2013	1.07	1.36	12,177
2012	0.92	1.07	32,253
2011	1.00 (04/28/11)	0.92	29,579

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.82	$2.28	5,001
2018	1.98	1.82	60,429
2017	1.83	1.98	73,218
2016	1.60	1.83	810,058
2015	1.57	1.60	391,720
2014	1.40	1.57	973,987
2013	1.09	1.40	978,198
2012	0.93	1.09	844,152
Invesco Diversified Dividend Fund Investor Class – 06-817
Band 125
2019	$1.66	$2.05	15,677,126
2018	1.82	1.66	19,152,763
2017	1.70	1.82	21,564,671
2016	1.51	1.70	21,396,972
2015	1.50	1.51	13,851,209
2014	1.36	1.50	4,230,806
2013	1.06	1.36	3,697,834
2012	0.92	1.06	2,110,217
2011	1.00 (04/28/11)	0.92	46,480
Invesco Diversified Dividend Fund R6 Class – 06-CXV
Band 125
2019	$0.99	$1.22	9,965,031
2018	1.08	0.99	6,496,276
2017	1.01	1.08	6,371,906
Band 75
2019	$1.00	$1.24	581,005
2018	1.09	1.00	632,005
Invesco Energy Fund A Class – 06-835
Band 125
2019	$1.69	$1.75	356,484
2018	2.34	1.69	432,200
2017	2.59	2.34	444,482
2016	2.10	2.59	595,808
2015	3.01	2.10	715,359
2014	3.69	3.01	842,352
2013	3.05	3.69	1,047,613
2012	3.13	3.05	1,029,105
2011	3.46	3.13	1,080,342
2010	3.00	3.46	935,606
Band 100
2019	$1.76	$1.83	37,699
2018	2.43	1.76	33,190
2017	2.67	2.43	64,109
2016	2.17	2.67	56,468
2015	3.10	2.17	108,914
2014	3.78	3.10	62,565
2013	3.12	3.78	20,879
2012	3.20	3.12	19,924
2011	3.52	3.20	17,319
2010	3.05	3.52	18,875

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.06	$2.16	–
2018	2.81	2.06	–
2017	3.07	2.81	–
2016	2.46	3.07	–
2015	3.49	2.46	1,955
2014	4.21	3.49	1,955
2013	3.45	4.21	1,955
2012	3.50	3.45	21,624
2011	3.81	3.50	27,209
2010	3.27	3.81	26,621
Invesco Energy Fund Investor Class – 06-810
Band 125
2019	$1.41	$1.46	224,286
2018	1.95	1.41	284,852
2017	2.15	1.95	357,474
2016	1.75	2.15	959,894
2015	2.51	1.75	865,207
2014	3.07	2.51	1,011,001
2013	2.54	3.07	839,801
2012	2.61	2.54	821,822
2011	2.88	2.61	704,853
2010	2.50	2.88	614,977
Invesco Floating Rate Fund Y Class – 06-055
Band 125
2019	$1.06	$1.12	38,374
2018	1.07	1.06	131,323
2017	1.04	1.07	88,854
2016	0.95	1.04	58,298
Invesco Global Health Care Fund A Class – 06-845
Band 125
2019	$2.94	$3.83	98,055
2018	2.96	2.94	118,548
2017	2.59	2.96	144,605
2016	2.98	2.59	157,897
2015	2.93	2.98	340,886
2014	2.46	2.93	343,391
2013	1.75	2.46	599,250
2012	1.47	1.75	303,020
2011	1.43	1.47	331,390
2010	1.38	1.43	239,453
Band 100
2019	$3.05	$3.99	42,894
2018	3.07	3.05	55,482
2017	2.68	3.07	56,938
2016	3.07	2.68	70,293
2015	3.01	3.07	129,326
2014	2.53	3.01	81,933
2013	1.79	2.53	9,900
2012	1.50	1.79	9,632
2011	1.45	1.50	9,136
2010	1.40	1.45	9,010

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$3.57	$4.72	–
2018	3.56	3.57	–
2017	3.08	3.56	–
2016	3.49	3.08	–
2015	3.39	3.49	–
2014	2.81	3.39	–
2013	1.97	2.81	–
2012	1.63	1.97	–
2011	1.57	1.63	1,110
2010	1.50	1.57	1,172
Invesco Global Health Care Fund Investor Class – 06-815
Band 125
2019	$2.48	$3.23	75,856
2018	2.50	2.48	99,422
2017	2.19	2.50	81,902
2016	2.52	2.19	89,423
2015	2.47	2.52	205,633
2014	2.08	2.47	1,119,202
2013	1.48	2.08	426,331
2012	1.24	1.48	88,513
2011	1.20	1.24	204,852
2010	1.17	1.20	278,305
Invesco Global Low Volatility Equity Yield Fund A Class – 06-465
Band 125
2019	$1.77	$2.05	58,236
2018	2.00	1.77	62,255
2017	1.75	2.00	62,173
2016	1.72	1.75	85,426
2015	1.87	1.72	87,050
2014	1.90	1.87	88,499
2013	1.49	1.90	61,500
2012	1.33	1.49	67,782
2011	1.39	1.33	113,237
2010	1.24	1.39	94,735
Band 100
2019	$1.84	$2.14	11,965
2018	2.08	1.84	12,962
2017	1.81	2.08	28,927
2016	1.77	1.81	31,547
2015	1.92	1.77	49,834
2014	1.95	1.92	60,916

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Global Low Volatility Equity Yield Fund R5 Class – 06-229
Band 125
2019	$1.02	$1.18	1,636
2018	1.14	1.02	1,635
2017	1.00	1.14	196,643
2016	0.97	1.00	355,834
2015	1.05	0.97	475,474
2014	1.07	1.05	616,109
2013	0.83	1.07	266,003
2012	0.74	0.83	264,542
2011	0.77	0.74	320,471
2010	0.68	0.77	365,161
Invesco International Growth Fund R Class – 06-193
Band 125
2019	$1.18	$1.49	51,785
2018	1.42	1.18	137,426
2017	1.17	1.42	129,495
2016	1.20	1.17	144,730
2015	1.25	1.20	385,133
2014	1.27	1.25	677,035
2013	1.09	1.27	675,021
2012	0.96	1.09	671,993
2011	1.05	0.96	251,532
2010	0.95	1.05	220,873
Band 0
2019	$1.38	$1.76	–
2018	1.63	1.38	10,614
2017	1.33	1.63	10,019
2016	1.35	1.33	9,237
2015	1.39	1.35	7,544
2014	1.39	1.39	12,266
2013	1.18	1.39	30,480
2012	1.02	1.18	26,978
2011	1.10	1.02	22,719
2010	0.98	1.10	17,295
Invesco International Growth Fund R5 Class – 06-192
Band 125
2019	$1.28	$1.62	297,945
2018	1.52	1.28	2,760,817
2017	1.25	1.52	2,212,509
2016	1.27	1.25	2,470,307
2015	1.32	1.27	2,437,905
2014	1.33	1.32	1,006,821
2013	1.13	1.33	913,600
2012	0.99	1.13	636,660
2011	1.08	0.99	888,728
2010	0.97	1.08	833,234

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.49	$1.91	–
2018	1.75	1.49	1,145,490
2017	1.42	1.75	1,233,029
2016	1.43	1.42	1,335,150
2015	1.46	1.43	1,603,106
2014	1.46	1.46	1,678,182
2013	1.23	1.46	1,721,215
2012	1.06	1.23	1,694,689
2011	1.14	1.06	1,746,814
2010	1.01	1.14	1,852,113
Invesco International Growth Fund R6 Class – 06-CXW
Band 125
2019	$1.03	$1.31	1,389
2018	1.23	1.03	1,389
Invesco Mid Cap Core Equity Fund A Class – 06-315
Band 125
2019	$2.11	$2.62	50,876
2018	2.43	2.11	67,081
2017	2.14	2.43	145,241
2016	1.93	2.14	259,199
2015	2.05	1.93	1,030,485
2014	1.98	2.05	1,471,345
2013	1.55	1.98	2,103,627
2012	1.42	1.55	2,557,061
2011	1.54	1.42	3,252,099
2010	1.38	1.54	2,937,721
Band 0
2019	$2.60	$3.27	–
2018	2.95	2.60	–
2017	2.56	2.95	–
2016	2.29	2.56	–
2015	2.39	2.29	–
2014	2.29	2.39	–
2013	1.77	2.29	–
2012	1.61	1.77	48,740
2011	1.71	1.61	26,620
2010	1.52	1.71	14,721
Invesco Mid Cap Core Equity Fund R Class – 06-495
Band 125
2019	$2.06	$2.55	297,645
2018	2.37	2.06	468,734
2017	2.09	2.37	509,742
2016	1.90	2.09	761,274
2015	2.01	1.90	1,074,234
2014	1.95	2.01	1,265,951
2013	1.54	1.95	2,050,918
2012	1.41	1.54	2,608,891
2011	1.53	1.41	2,712,405
2010	1.38	1.53	2,742,986

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$2.14	$2.65	97,199
2018	2.46	2.14	104,218
2017	2.16	2.46	136,054
2016	1.95	2.16	153,346
2015	2.07	1.95	126,470
2014	2.00	2.07	157,292
2013	1.57	2.00	9,225
2012	1.44	1.57	28,050
2011	1.56	1.44	28,490
2010	1.40	1.56	20,516
Band 50
2019	$2.31	$2.88	10,366
2018	2.64	2.31	13,233
2017	2.31	2.64	13,600
2016	2.08	2.31	27,520
2015	2.19	2.08	50,695
2014	2.11	2.19	30,661
2013	1.65	2.11	26,740
2012	1.50	1.65	23,096
2011	1.61	1.50	23,609
2010	1.45	1.61	12,134
Band 0
2019	$2.49	$3.12	–
2018	2.83	2.49	–
2017	2.47	2.83	–
2016	2.21	2.47	–
2015	2.32	2.21	8,134
2014	2.22	2.32	10,194
2013	1.72	2.22	75,895
2012	1.57	1.72	222,176
2011	1.67	1.57	202,151
2010	1.49	1.67	133,941
Invesco Mid Cap Growth Fund A Class – 06-024
Band 125
2019	$1.41	$1.86	72,573
2018	1.51	1.41	72,282
2017	1.25	1.51	63,865
2016	1.26	1.25	118,681
2015	1.26	1.26	81,180
2014	1.18	1.26	94,154
2013	1.00 (07/01/13)	1.18	110,687
Invesco Mid Cap Growth Fund R Class – 06-493
Band 125
2019	$1.56	$2.06	–
2018	1.68	1.56	1
2017	1.40	1.68	–
2016	1.41	1.40	–
2015	1.42	1.41	1
2014	1.33	1.42	20,442
2013	0.99	1.33	17,636

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$1.59	$2.10	14,243
2018	1.71	1.59	11,449
2017	1.42	1.71	5,851
2016	1.43	1.42	3,678
2015	1.43	1.43	4,429
2014	1.34	1.43	7,522
2013	0.99	1.34	5,690
2012	1.00 (04/12/12)	0.99	4,757
Invesco Mid Cap Growth Fund R5 Class – 06-494
Band 125
2019	$1.63	$2.16	702,665
2018	1.75	1.63	698,080
2017	1.44	1.75	654,005
2016	1.45	1.44	492,137
2015	1.44	1.45	506,173
2014	1.35	1.44	413,971
2013	0.99	1.35	25,674
2012	1.00 (04/12/12)	0.99	21,091
Invesco Small Cap Growth Fund A Class – 06-320
Band 125
2019	$3.00	$3.68	1,646,590
2018	3.34	3.00	3,033,878
2017	2.71	3.34	3,304,165
2016	2.46	2.71	3,805,368
2015	2.54	2.46	2,928,831
2014	2.39	2.54	1,624,938
2013	1.73	2.39	1,374,234
2012	1.48	1.73	1,839,885
2011	1.52	1.48	315,928
2010	1.22	1.52	437,613
Band 0
2019	$3.69	$4.59	–
2018	4.06	3.69	–
2017	3.25	4.06	–
2016	2.92	3.25	–
2015	2.97	2.92	200,188
2014	2.76	2.97	170,375
2013	1.97	2.76	182,618
2012	1.67	1.97	104,686
2011	1.69	1.67	126,374
2010	1.34	1.69	68,326

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Small Cap Growth Fund R Class – 06-595
Band 125
2019	$2.87	$3.51	540,984
2018	3.20	2.87	836,789
2017	2.60	3.20	947,919
2016	2.37	2.60	1,281,456
2015	2.45	2.37	1,085,659
2014	2.31	2.45	1,270,210
2013	1.68	2.31	988,520
2012	1.44	1.68	946,450
2011	1.48	1.44	499,134
2010	1.19	1.48	353,974
Band 100
2019	$2.98	$3.66	84,663
2018	3.31	2.98	109,460
2017	2.69	3.31	144,704
2016	2.44	2.69	159,464
2015	2.52	2.44	145,368
2014	2.37	2.52	107,547
2013	1.72	2.37	5,325
Band 0
2019	$3.47	$4.30	3,979
2018	3.82	3.47	4,119
2017	3.07	3.82	3,320
2016	2.76	3.07	144,073
2015	2.82	2.76	18,447
2014	2.63	2.82	135,104
2013	1.88	2.63	113,845
2012	1.60	1.88	173,976
2011	1.62	1.60	7,952
2010	1.29	1.62	649
Invesco Small Cap Growth Fund R6 Class – 06-CXX
Band 125
2019	$1.09	$1.34	3,226,493
2018	1.20	1.09	1,167,385
2017	0.97	1.20	44,045
Invesco Technology Fund A Class – 06-855
Band 125
2019	$3.17	$4.24	95,159
2018	3.24	3.17	92,191
2017	2.43	3.24	80,886
2016	2.49	2.43	42,786
2015	2.37	2.49	97,805
2014	2.17	2.37	91,266
2013	1.76	2.17	74,943
2012	1.61	1.76	92,035
2011	1.69	1.61	87,089
2010	1.41	1.69	118,892

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$3.30	$4.42	30,512
2018	3.36	3.30	30,655
2017	2.52	3.36	30,517
2016	2.57	2.52	–
2015	2.44	2.57	10,153
Invesco Technology Fund Investor Class – 06-805
Band 125
2019	$1.53	$2.04	33,381
2018	1.56	1.53	26,019
2017	1.17	1.56	43,586
2016	1.20	1.17	38,719
2015	1.14	1.20	73,260
2014	1.04	1.14	50,331
2013	0.84	1.04	65,544
2012	0.77	0.84	212,016
2011	0.81	0.77	193,792
2010	0.68	0.81	281,888
Invesco Value Opportunities Fund A Class – 06-814
Band 125
2019	$1.35	$1.73	1,841
2018	1.70	1.35	1,550
2017	1.47	1.70	8,620
2016	1.26	1.47	8,179
2015	1.43	1.26	44,376
2014	1.36	1.43	279,157
2013	1.04	1.36	259,271
2012	0.89	1.04	298,615
2011	1.00 (04/28/11)	0.89	317,722
Invesco Value Opportunities Fund R Class – 06-813
Band 125
2019	$1.36	$1.74	41,710
2018	1.72	1.36	87,716
2017	1.49	1.72	84,672
2016	1.28	1.49	64,459
2015	1.45	1.28	128,149
2014	1.39	1.45	112,453
2013	1.06	1.39	113,518
2012	0.92	1.06	106,329
2011	1.00 (05/20/11)	0.92	85,864
Band 100
2019	$1.39	$1.78	18,240
2018	1.75	1.39	14,086
2017	1.51	1.75	14,090
2016	1.30	1.51	14,097
2015	1.47	1.30	49,840
2014	1.39	1.47	45,493

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
iShares MSCI Total Intl Idx K Class – 06-46N
Band 125
2019	$1.00 (08/30/19)	$1.12	1,132,714
iShares Russell 2000 Small-Cap Index Fund K Class – 06-3GR
Band 125
2019	$0.80	$0.99	163,115
iShares S&P 500 Index Fund K Class – 06-3G4
Band 125
2019	$0.89	$1.15	2,002,099
Ivy Asset Strategy Fund R Class – 06-007
Band 125
2019	$1.02	$1.22	53,559
2018	1.09	1.02	44,241
2017	0.94	1.09	37,438
2016	1.01	0.94	31,105
2015	1.12	1.01	116,298
2014	1.20	1.12	75,114
Ivy Balanced Fund R Class – 06-009
Band 125
2019	$1.23	$1.47	55,935
2018	1.29	1.23	56
2017	1.18	1.29	59
2016	1.17	1.18	298
2015	1.20	1.17	190
2014	1.13	1.20	230
Ivy Balanced Fund Y Class – 06-010
Band 125
2019	$1.25	$1.51	–
2018	1.31	1.25	63,615
2017	1.19	1.31	653,977
2016	1.18	1.19	1,125,865
2015	1.20	1.18	6,640,665
2014	1.13	1.20	6,821,637
2013	1.00 (06/20/13)	1.13	20,422
Ivy Energy Fund R Class – 06-CGP
Band 125
2019	$0.64	$0.66	1,696
2018	1.00	0.64	1,861
2017	1.16	1.00	11,387
2016	0.88	1.16	265,992
Ivy Energy Fund Y Class – 06-CGR
Band 125
2019	$0.65	$0.67	300,391
2018	1.00	0.65	781,638
2017	1.17	1.00	719,722
2016	0.88	1.17	162,495

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Ivy High Income Fund R Class – 06-011
Band 125
2019	$1.12	$1.23	40,369
2018	1.17	1.12	73,599
2017	1.10	1.17	100,249
2016	0.96	1.10	108,917
2015	1.05	0.96	115,539
2014	1.05	1.05	169,593
2013	1.00 (06/20/13)	1.05	90,481
Ivy High Income Fund N Class – 06-GMF
Band 125
2019	$0.97	$1.07	62,044
Ivy High Income Fund Y Class – 06-012
Band 125
2019	$1.14	$1.26	643,895
2018	1.19	1.14	575,871
2017	1.12	1.19	629,321
2016	0.97	1.12	1,689,213
2015	1.06	0.97	2,660,737
2014	1.05	1.06	2,435,926
Ivy Science and Technology Fund R Class – 06-CGT
Band 125
2019	$1.20	$1.77	–
2018	1.28	1.20	14,919
2017	0.98	1.28	4,704
2016	0.98	0.98	2,105
Band 0
2019	$1.24	$1.86	–
2018	1.31	1.24	–
2017	0.99	1.31	–
2016	0.98	0.99	39,611
Ivy Science and Technology Fund Y Class – 06-CGV
Band 125
2019	$1.21	$1.79	–
2018	1.29	1.21	15,712
2017	0.98	1.29	14,245
Ivy Small Cap Core Fund N Class – 06-FNR
Band 125
2019	$0.98	$1.20	274,398
2018	1.10	0.98	6,343
Ivy Small Cap Core Fund R Class – 06-FPP
Band 125
2019	$0.96	$1.18	251,766
2018	1.09	0.96	25,615
2017	0.98	1.09	1,262
Band 0
2019	$0.99	$1.22	14,336

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Ivy Small Cap Core Fund Y Class – 06-FPF
Band 125
2019	$0.97	$1.19	46,299
Janus Henderson Enterprise Fund A Class – 06-CMC
Band 125
2019	$1.31	$1.75	820,529
2018	1.35	1.31	998,069
2017	1.08	1.35	1,191,069
2016	1.00 (05/12/16)	1.08	878,486
Janus Henderson Enterprise Fund S Class – 06-CMF
Band 125
2019	$1.31	$1.75	376,523
2018	1.35	1.31	423,918
2017	1.08	1.35	380,160
2016	1.00 (05/12/16)	1.08	99,151
Janus Henderson Balanced Fund N Class – 06-CYC
Band 125
2019	$1.16	$1.41	2,641,708
2018	1.17	1.16	2,503,379
2017	0.99	1.17	124,572
Janus Henderson Balanced Fund R Class – 06-612
Band 125
2019	$1.63	$1.96	4,147,964
2018	1.65	1.63	5,227,033
2017	1.42	1.65	9,436,943
2016	1.38	1.42	11,562,404
2015	1.40	1.38	1,693,139
2014	1.31	1.40	694,075
2013	1.12	1.31	372,120
2012	1.01	1.12	320,937
2011	1.01	1.01	335,834
Band 100
2019	$1.66	$2.00	1,315,132
2018	1.68	1.66	1,503,080
2017	1.44	1.68	1,778,536
2016	1.40	1.44	2,058,251
Band 50
2019	$1.73	$2.10	1,290,236
2018	1.74	1.73	1,467,773
2017	1.48	1.74	1,543,050
2016	1.44	1.48	1,620,986
Band 0
2019	$1.80	$2.20	210,447
2018	1.80	1.80	195,957
2017	1.53	1.80	179,642
2016	1.47	1.53	229,822

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Janus Henderson Balanced Portfolio Service Class – 06-611
Band 125
2019	$1.70	$2.05	27,031,276
2018	1.71	1.70	28,361,438
2017	1.47	1.71	31,120,389
2016	1.42	1.47	38,334,266
2015	1.43	1.42	3,634,578
2014	1.34	1.43	3,080,074
2013	1.13	1.34	1,864,519
2012	1.01	1.13	255,069
2011	1.01	1.01	3,622
Band 0
2019	$1.88	$2.30	–
2018	1.87	1.88	–
2017	1.58	1.87	–
2016	1.52	1.58	242,693
Janus Henderson Enterprise Fund N Class – 06-CYF
Band 125
2019	$1.20	$1.61	117,652
2018	1.23	1.20	1,110,724
2017	0.98	1.23	32,530
Janus Henderson Flexible Bond Fund N Class – 06-CYG
Band 125
2019	$1.00	$1.09	3,989,331
2018	1.02	1.00	616,296
2017	1.00	1.02	6,395
Janus Henderson Flexible Bond Portfolio Institutional Class – 06-601
Band 125
2019	$2.44	$2.64	4,052,068
2018	2.50	2.44	10,367,826
2017	2.44	2.50	15,581,066
Band 0
2019	$3.21	$3.51	575,003
2018	3.24	3.21	645,816
2017	3.13	3.24	661,510
Janus Henderson Forty Fund A Class – 06-603
Band 125
2019	$2.45	$3.30	1,145,085
2018	2.45	2.45	43,788
2017	1.92	2.45	27,183
2016	1.91	1.92	20,087
2015	1.73	1.91	169,488
2014	1.61	1.73	–
2013	1.24	1.61	–
2012	1.01	1.24	411,056
2011	1.10	1.01	429,708

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Janus Henderson Forty Fund R Class – 06-154
Band 125
2019	$2.86	$3.84	575,961
2018	2.87	2.86	672,425
2017	2.26	2.87	720,898
2016	2.25	2.26	766,355
2015	2.04	2.25	1,007,626
2014	1.91	2.04	1,459,106
2013	1.47	1.91	1,747,599
2012	1.21	1.47	1,966,461
2011	1.33	1.21	1,872,952
2010	1.27	1.33	2,641,291
Band 100
2019	$2.96	$3.98	212,496
2018	2.96	2.96	253,532
2017	2.33	2.96	302,194
2016	2.31	2.33	363,077
2015	2.09	2.31	389,351
2014	1.95	2.09	192,506
2013	1.50	1.95	17,771
2012	1.23	1.50	17,014
2011	1.35	1.23	13,049
2010	1.29	1.35	21,104
Band 0
2019	$3.39	$4.61	–
2018	3.36	3.39	–
2017	2.61	3.36	–
2016	2.57	2.61	–
2015	2.30	2.57	5,050
2014	2.13	2.30	3,361
2013	1.62	2.13	4,064
2012	1.32	1.62	3,761
2011	1.42	1.32	3,479
2010	1.35	1.42	7,975
Janus Henderson Global Equity Income Fund N Class – 06-GMJ
Band 125
2019	$0.85	$1.02	590,595
2018	1.02	0.85	158,966
Janus Henderson Global Equity Income Fund S Class – 06-GMK
Band 125
2019	$0.84	$1.00	7,985
Band 0
2019	$0.85	$1.03	11,237
2018	1.02	0.85	42,315
Janus Henderson Global Life Sciences Fund S Class – 06-CGW
Band 125
2019	$1.08	$1.38	30,854
2018	1.06	1.08	79,672
2017	0.88	1.06	68,537
2016	1.01	0.88	33,236

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Janus Henderson Global Life Sciences Fund T Class – 06-CGX
Band 125
2019	$1.09	$1.39	7,753
2018	1.06	1.09	143,414
2017	0.88	1.06	136,247
2016	1.01	0.88	10,986
Janus Henderson Global Research Portfolio Institutional Class – 06-600
Band 125
2019	$2.40	$3.06	4,089,894
2018	2.61	2.40	4,593,941
2017	2.08	2.61	4,875,621
2016	2.07	2.08	5,529,684
2015	2.14	2.07	5,947,745
2014	2.02	2.14	6,378,703
2013	1.59	2.02	6,830,773
2012	1.34	1.59	7,652,064
2011	1.57	1.34	9,222,266
2010	1.38	1.57	10,240,529
Janus Henderson Global Technology Fund N Class – 06-3CM
Band 125
2019	$0.90	$1.29	136,279
Janus Henderson Growth and Income Fund R Class – 06-156
Band 125
2019	$2.06	$2.56	95,406
2018	2.14	2.06	113,259
2017	1.74	2.14	99,334
2016	1.57	1.74	116,554
2015	1.58	1.57	114,084
2014	1.45	1.58	125,485
2013	1.11	1.45	164,001
2012	0.97	1.11	158,828
2011	1.00	0.97	236,176
2010	0.94	1.00	180,253
Band 100
2019	$2.13	$2.66	45,996
2018	2.21	2.13	86,091
2017	1.80	2.21	90,802
2016	1.62	1.80	88,577
2015	1.62	1.62	48,048
2014	1.48	1.62	51,121
2013	1.14	1.48	7,298
Band 50
2019	$2.28	$2.86	182,749
2018	2.35	2.28	240,189
2017	1.90	2.35	244,611
2016	1.70	1.90	348,386
2015	1.70	1.70	351,085
2014	1.54	1.70	460,836
2013	1.18	1.54	541,402
2012	1.02	1.18	586,663
2011	1.05	1.02	549,976
2010	0.97	1.05	500,556

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Janus Henderson Mid Cap Value Fund A Class – 06-604
Band 125
2019	$1.65	$2.12	22,645
2018	1.93	1.65	239,282
2017	1.72	1.93	33,286
2016	1.47	1.72	16,216
2015	1.55	1.47	22,716
2014	1.45	1.55	19,314
2013	1.16	1.45	4,360,263
2012	1.07	1.16	4,501,986
2011	1.11	1.07	4,395,335
2010	1.00 (05/27/10)	1.11	3,907,363
Janus Henderson Mid Cap Value Fund R Class – 06-261
Band 125
2019	$1.66	$2.12	150,493
2018	1.95	1.66	325,718
2017	1.74	1.95	409,425
2016	1.49	1.74	555,879
2015	1.58	1.49	824,186
2014	1.47	1.58	909,407
2013	1.19	1.47	2,114,375
2012	1.10	1.19	2,953,743
2011	1.15	1.10	2,542,169
2010	1.02	1.15	1,975,053
Band 100
2019	$1.71	$2.19	55,391
2018	2.00	1.71	60,710
2017	1.79	2.00	69,062
2016	1.53	1.79	68,764
2015	1.61	1.53	72,213
2014	1.50	1.61	78,547
2013	1.21	1.50	11,299
2012	1.11	1.21	8,672
2011	1.16	1.11	6,168
2010	1.03	1.16	3,629
Band 50
2019	$1.82	$2.34	40,520
2018	2.12	1.82	58,126
2017	1.88	2.12	90,165
2016	1.60	1.88	44,606
2015	1.68	1.60	46,224
2014	1.56	1.68	41,846
2013	1.25	1.56	41,530
2012	1.14	1.25	33,428
2011	1.18	1.14	27,893

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.93	$2.50	–
2018	2.24	1.93	–
2017	1.98	2.24	–
2016	1.67	1.98	–
2015	1.75	1.67	10,417
2014	1.61	1.75	13,884
2013	1.29	1.61	30,492
2012	1.17	1.29	164,113
2011	1.21	1.17	154,141
2010	1.06	1.21	34,837
Janus Henderson Mid Cap Value Portfolio Service Class – 06-259
Band 125
2019	$1.73	$2.22	6,286
2018	2.03	1.73	14,796
2017	1.81	2.03	14,065
2016	1.55	1.81	42,868
2015	1.62	1.55	52,026
2014	1.52	1.62	378,158
2013	1.22	1.52	488,417
2012	1.12	1.22	1,092,798
2011	1.16	1.12	990,933
2010	1.02	1.16	953,008
Band 0
2019	$2.02	$2.62	–
2018	2.34	2.02	–
2017	2.06	2.34	–
2016	1.73	2.06	–
2015	1.80	1.73	–
2014	1.66	1.80	–
2013	1.32	1.66	–
2012	1.19	1.32	140,769
2011	1.23	1.19	150,727
2010	1.06	1.23	55,902
Janus Henderson Research Fund A Class – 06-888
Band 125
2019	$1.28	$1.71	163,913
2018	1.34	1.28	36,249
2017	1.07	1.34	230,443
2016	1.07	1.07	8,954
2015	1.00 (01/15/15)	1.07	11
Janus Henderson Small Cap Value Fund N Class – 06-FCH
Band 125
2019	$0.95	$1.19	757,043
2018	1.11	0.95	179,039
2017	1.00	1.11	18,972

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Janus Henderson Small Cap Value Fund Service Class – 06-615
Band 125
2019	$2.40	$2.98	3,313,267
2018	2.81	2.40	500,901
2017	2.53	2.81	479,952
2016	2.04	2.53	500,371
2015	2.12	2.04	488,973
2014	2.01	2.12	606,027
2013	1.57	2.01	633,541
2012	1.46	1.57	771,812
2011	1.54	1.46	837,291
2010	1.33	1.54	684,370
Band 100
2019	$2.50	$3.11	5,308
2018	2.91	2.50	5,393
2017	2.62	2.91	38,101
2016	2.10	2.62	50,196
2015	2.18	2.10	7,806
Band 25
2019	$2.80	$3.51	–
2018	3.24	2.80	–
2017	2.89	3.24	–
2016	2.30	2.89	–
2015	2.38	2.30	–
2014	2.23	2.38	–
2013	1.73	2.23	–
2012	1.59	1.73	–
2011	1.66	1.59	–
2010	1.41	1.66	147,203
Band 0
2019	$2.91	$3.66	37,605
2018	3.36	2.91	42,476
2017	2.99	3.36	22,942
2016	2.37	2.99	17,143
2015	2.44	2.37	16,974
2014	2.29	2.44	12,983
2013	1.77	2.29	10,990
2012	1.62	1.77	7,263
2011	1.69	1.62	5,411
2010	1.43	1.69	3,919
Janus Henderson Triton Fund A Class – 06-889
Band 125
2019	$1.32	$1.67	10,579,881
2018	1.41	1.32	8,760,757
2017	1.13	1.41	6,435,362
2016	1.04	1.13	4,203,157
Janus Henderson Triton Fund N Class – 06-CYH
Band 125
2019	$1.15	$1.46	5,377,999
2018	1.23	1.15	4,379,720
2017	0.98	1.23	182,679

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.18	$1.52	1,706,123
2018	1.24	1.18	1,835,784
2017	0.98	1.24	1,765,773
Janus Henderson Triton Fund Service Class – 06-921
Band 125
2019	$1.32	$1.66	1,174,079
2018	1.41	1.32	1,303,770
2017	1.13	1.41	1,404,898
2016	1.04	1.13	575,530
2015	1.00 (01/15/15)	1.04	165,273
Band 0
2019	$1.38	$1.77	270,785
2018	1.46	1.38	525,020
2017	1.16	1.46	417,560
2016	1.05	1.16	485,209
Janus Henderson U.S. Managed Volatility Fund Service Class – 06-954
Band 125
2019	$1.15	$1.40	31,400
2018	1.22	1.15	92,279
2017	1.03	1.22	108,238
2016	0.96	1.03	118,749
2015	1.00 (03/24/15)	0.96	121,464
Band 100
2019	$1.16	$1.42	23,895
2018	1.22	1.16	31,532
2017	1.03	1.22	40,448
2016	0.97	1.03	128,959
2015	1.00 (03/24/15)	0.97	140,866
Janus Henderson Venture Fund N Class – 06-3P3
Band 125
2019	$0.90	$1.17	348,890
John Hancock Bond Fund R6 Class – 06-3HM
Band 125
2019	$0.99	$1.08	2,484
2018	1.00 (08/23/18)	0.99	5,082
John Hancock Funds Multi-Index 2010 Lifetime Portfolio R6 Class – 06-3GN
Band 125
2019	$0.95	$1.09	241
2018	1.00 (08/23/18)	0.95	242
John Hancock Funds Multi-Index 2015 Lifetime Portfolio R6 Class – 06-3H3
Band 125
2019	$0.94	$1.09	4,082
2018	1.00 (08/23/18)	0.94	656
John Hancock Funds Multi-Index 2020 Lifetime Portfolio R6 Class – 06-3H4
Band 125
2019	$0.93	$1.09	35,557
2018	1.00 (08/23/18)	0.93	27,906

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
John Hancock Funds Multi-Index 2025 Lifetime Portfolio R6 Class – 06-3H6
Band 125
2019	$0.92	$1.09	63,176
2018	1.00 (08/23/18)	0.92	44,815
John Hancock Funds Multi-Index 2030 Lifetime Portfolio R6 Class – 06-3H7
Band 125
2019	$0.91	$1.09	87,170
2018	1.00 (08/23/18)	0.91	51,598
John Hancock Funds Multi-Index 2035 Lifetime Portfolio R6 Class – 06-3H9
Band 125
2019	$0.90	$1.09	293,619
2018	1.00 (08/23/18)	0.90	227,268
John Hancock Funds Multi-Index 2040 Lifetime Portfolio R6 Class – 06-3J3
Band 125
2019	$0.89	$1.09	133,764
2018	1.00 (08/23/18)	0.89	97,760
John Hancock Funds Multi-Index 2045 Lifetime Portfolio R6 Class – 06-3HF
Band 125
2019	$0.89	$1.09	201,626
2018	1.00 (08/23/18)	0.89	139,447
John Hancock Funds Multi-Index 2050 Lifetime Portfolio R6 Class – 06-3HG
Band 125
2019	$0.89	$1.09	46,668
2018	1.00 (08/23/18)	0.89	47,349
John Hancock Funds Multi-Index 2055 Lifetime Portfolio R6 Class – 06-3HH
Band 125
2019	$0.89	$1.09	19,937
2018	1.00 (08/23/18)	0.89	2,773
John Hancock Funds Multi-Index 2060 Lifetime Portfolio R6 Class – 06-3HJ
Band 125
2019	$0.89	$1.09	15,001
2018	1.00 (08/23/18)	0.89	4,603
John Hancock Funds Multi-Index Income Preservation Portfolio R6 Class – 06-3HP
Band 125
2019	$0.99	$1.07	–
2018	1.00 (08/23/18)	0.99	186
JPMorgan Equity Income Fund R4 Class – 06-FXX
Band 125
2019	$1.04	$1.30	167,260
2018	1.11	1.04	165,466
JPMorgan Equity Income Fund R6 Class – 06-FXY
Band 125
2019	$1.05	$1.31	7,074,951
2018	1.11	1.05	770,003
JPMorgan Government Bond Fund R4 Class – 06-FYC
Band 125
2019	$0.99	$1.04	649
2018	0.99	0.99	82,767

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
JPMorgan Government Bond Fund R6 Class – 06-FYF
Band 125
2019	$0.99	$1.04	10,205
2018	0.99	0.99	4,526
JPMorgan Large Cap Growth Fund R6 Class – 06-3GJ
Band 125
2019	$0.84	$1.16	9,016
JPMorgan Large Cap Value Fund R6 Class – 06-3GF
Band 125
2019	$0.85	$1.07	181,959
JPMorgan Mid Cap Growth Fund R4 Class – 06-FYG
Band 125
2019	$1.04	$1.43	2,148,052
2018	1.11	1.04	1,294,538
2017	1.00 (06/22/17)	1.11	700,577
JPMorgan Mid Cap Growth Fund R6 Class – 06-FYH
Band 125
2019	$1.04	$1.44	2,945,793
2018	1.11	1.04	2,453,754
2017	1.00 (06/22/17)	1.11	104,215
JPMorgan Mid Cap Value Fund R4 Class – 06-FYJ
Band 125
2019	$0.93	$1.16	30,468
2018	1.07	0.93	29,652
JPMorgan Mid Cap Value Fund R6 Class – 06-FYK
Band 125
2019	$0.93	$1.17	883,011
2018	1.07	0.93	679,250
JPMorgan Small Cap Growth Fund R6 Class – 06-3JM
Band 125
2019	$0.77	$1.05	311,656
JPMorgan SmartRetirement Blend 2020 Fund R6 Class – 06-GGN
Band 125
2019	$0.96	$1.10	3,549,087
2018	1.02	0.96	2,709,383
JPMorgan SmartRetirement Blend 2025 Fund R6 Class – 06-GGP
Band 125
2019	$0.95	$1.11	1,850,122
2018	1.02	0.95	1,508,457
JPMorgan SmartRetirement Blend 2030 Fund R6 Class – 06-GGR
Band 125
2019	$0.95	$1.13	2,632,899
2018	1.03	0.95	1,760,645
JPMorgan SmartRetirement Blend 2035 Fund R6 Class – 06-GGT
Band 125
2019	$0.94	$1.14	2,243,189
2018	1.03	0.94	2,056,421

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
JPMorgan SmartRetirement Blend 2040 Fund R6 Class – 06-GGV
Band 125
2019	$0.94	$1.15	1,497,919
2018	1.03	0.94	1,060,561
JPMorgan SmartRetirement Blend 2045 Fund R6 Class – 06-GGW
Band 125
2019	$0.93	$1.15	1,291,200
2018	1.03	0.93	821,680
JPMorgan SmartRetirement Blend 2050 Fund R6 Class – 06-GGX
Band 125
2019	$0.93	$1.15	935,929
2018	1.03	0.93	519,195
JPMorgan SmartRetirement Blend 2055 Fund R6 Class – 06-GGY
Band 125
2019	$0.93	$1.15	542,362
2018	1.03	0.93	339,943
JPMorgan SmartRetirement Blend 2060 Fund R6 Class – 06-GHC
Band 125
2019	$0.94	$1.16	273,881
2018	1.03	0.94	146,879
JPMorgan SmartRetirement Blend Inc Fund R6 Class – 06-GHF
Band 125
2019	$0.96	$1.09	60,734
2018	1.01	0.96	66,213
JPMorgan U.S. Small Company Fund R4 Class – 06-FYM
Band 125
2019	$0.94	$1.13	6,870
2018	1.08	0.94	13,892
JPMorgan U.S. Small Company Fund R6 Class – 06-FYN
Band 125
2019	$0.94	$1.14	262,868
2018	1.08	0.94	333,109
JPMorgan Value Advantage Fund R4 Class – 06-GJH
Band 125
2019	$0.94	$1.18	16,066,025
2018	1.05	0.94	15,108,372
JPMorgan Value Advantage Fund R6 Class – 06-GJJ
Band 125
2019	$0.94	$1.19	1,783,067
Catholic Investor International Equity Fund Institutional Class – 06-FRP
Band 125
2019	$0.99	$1.15	86,392
2018	1.14	0.99	38,894
2017	1.00 (06/22/17)	1.14	60,787
Catholic Investor Large Cap Value Fund Institutional Class – 06-FRT
Band 125
2019	$0.99	$1.26	469,851
2018	1.10	0.99	460,845
2017	1.00 (06/22/17)	1.10	463,464

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Catholic Investor Small Cap Equity Fund Institutional Class – 06-FRV
Band 125
2019	$0.92	$1.13	433,718
2018	1.10	0.92	394,194
2017	1.00 (06/22/17)	1.10	447,339
BrandywineGLOBAL – Global Opportunities Bond Fund FI Class – 06-709
Band 125
2019	$0.98	$1.05	401,119
2018	1.05	0.98	2,944,191
2017	0.94	1.05	3,363,619
2016	0.91	0.94	2,450,518
2015	1.02	0.91	1,717,485
2014	0.97	1.02	397,711
2013	1.03	0.97	10,575
BrandywineGLOBAL – Global Opportunities Bond Fund R Class – 06-714
Band 125
2019	$0.96	$1.03	–
2018	1.03	0.96	(6)
2017	0.93	1.03	95,810
2016	0.91	0.93	119,845
2015	1.01	0.91	187,696
2014	0.97	1.01	118,131
2013	1.03	0.97	89,643
Band 0
2019	$1.04	$1.13	–
2018	1.10	1.04	22,751
2017	0.98	1.10	22,763
2016	0.94	0.98	22,773
2015	1.04	0.94	29,771
Loomis Sayles Bond Fund N Class – 06-3XN
Band 125
2019	$1.00 (05/24/19)	$1.05	40,365
Loomis Sayles Small Cap Growth Fund N Class – 06-3JG
Band 125
2019	$0.80	$1.01	–
2018	1.00 (09/20/18)	0.80	1,155,129
Lord Abbett Bond-Debenture Fund R3 Class – 06-072
Band 125
2019	$1.07	$1.20	10,716
2018	1.13	1.07	26,781
Lord Abbett Bond-Debenture Fund R5 Class – 06-CJT
Band 125
2019	$1.19	$1.33	2,035
2018	1.25	1.19	–
2017	1.15	1.25	1,653

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett Calibrated Dividend Growth Fund A Class – 06-423
Band 125
2019	$1.43	$1.79	–
2018	1.52	1.43	–
2017	1.29	1.52	–
2016	1.14	1.29	–
2015	1.18	1.14	–
2014	1.07	1.18	–
2013	1.00 (10/11/13)	1.07	13,689
Lord Abbett Calibrated Dividend Growth Fund R3 Class – 06-424
Band 125
2019	$1.41	$1.76	92,944
2018	1.50	1.41	72,485
2017	1.28	1.50	95,999
2016	1.13	1.28	103,199
2015	1.17	1.13	76,029
2014	1.07	1.17	68,064
2013	1.00 (10/11/13)	1.07	75,289
Band 100
2019	$1.43	$1.79	–
2018	1.52	1.43	21,056
2017	1.29	1.52	120,996
2016	1.13	1.29	139,760
2015	1.18	1.13	68,766
2014	1.07	1.18	68,766
2013	1.00 (10/11/13)	1.07	10,397
Lord Abbett Calibrated Dividend Growth Fund R5 Class – 06-CJV
Band 125
2019	$1.35	$1.69	4,193
2018	1.43	1.35	2,274
2017	1.21	1.43	1,175
2016	1.00 (01/21/16)	1.21	78
Lord Abbett Developing Growth Fund A Class – 06-732
Band 125
2019	$1.82	$2.37	100,386
2018	1.75	1.82	112,084
2017	1.37	1.75	91,946
2016	1.42	1.37	202,948
2015	1.58	1.42	290,101
2014	1.55	1.58	360,349
2013	1.00	1.55	346,007
2012	0.92	1.00	234,395
2011	1.00 (06/23/11)	0.92	23,442

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.00	$2.64	–
2018	1.90	2.00	–
2017	1.47	1.90	–
2016	1.51	1.47	2,081,508
2015	1.65	1.51	2,074,073
2014	1.60	1.65	1,906,308
2013	1.02	1.60	2,271,156
2012	0.92	1.02	2,530,975
Lord Abbett Developing Growth Fund P Class – 06-960
Band 125
2019	$3.26	$4.24	128,993
2018	3.14	3.26	257,104
2017	2.45	3.14	272,750
2016	2.55	2.45	310,525
2015	2.83	2.55	347,933
2014	2.78	2.83	489,086
2013	1.79	2.78	922,022
2012	1.64	1.79	553,655
2011	1.69	1.64	610,474
2010	1.27	1.69	382,129
Band 100
2019	$3.37	$4.40	104,415
2018	3.25	3.37	122,309
2017	2.52	3.25	169,110
2016	2.62	2.52	205,293
2015	2.90	2.62	306,994
2014	2.84	2.90	292,797
2013	1.82	2.84	37,849
2012	1.67	1.82	48,976
2011	1.72	1.67	41,506
2010	1.27	1.72	37,783
Band 25
2019	$3.75	$4.93	–
2018	3.58	3.75	–
2017	2.76	3.58	–
2016	2.85	2.76	–
2015	3.13	2.85	–
2014	3.04	3.13	–
2013	1.94	3.04	–
2012	1.76	1.94	–
2011	1.80	1.76	–
2010	1.32	1.80	210,432

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$3.88	$5.11	–
2018	3.70	3.88	75,206
2017	2.85	3.70	87,987
2016	2.93	2.85	132,088
2015	3.21	2.93	133,297
2014	3.11	3.21	121,746
2013	1.98	3.11	115,991
2012	1.79	1.98	150,316
2011	1.82	1.79	146,200
2010	1.34	1.82	229,549
Lord Abbett Developing Growth Fund R3 Class – 06-369
Band 125
2019	$1.96	$2.55	162,653
2018	1.89	1.96	194,763
2017	1.48	1.89	325,461
2016	1.54	1.48	1,080,917
2015	1.72	1.54	1,068,460
2014	1.69	1.72	1,327,705
2013	1.09	1.69	1,445,197
2012	1.00	1.09	1,583,064
2011	1.03	1.00	1,530,364
2010	0.77	1.03	793,983
Band 100
2019	$2.01	$2.62	20,685
2018	1.94	2.01	20,685
2017	1.51	1.94	20,685
2016	1.57	1.51	20,685
2015	1.75	1.57	20,685
2014	1.71	1.75	20,685
2013	1.10	1.71	20,685
2012	1.01	1.10	20,685
Lord Abbett Fundamental Equity Fund A Class – 06-733
Band 125
2019	$1.60	$1.94	–
2018	1.77	1.60	–
2017	1.59	1.77	–
2016	1.39	1.59	–
2015	1.45	1.39	–
2014	1.37	1.45	131,504
2013	1.02	1.37	114,738
Lord Abbett Fundamental Equity Fund R3 Class – 06-731
Band 125
2019	$1.58	$1.90	1,480
2018	1.75	1.58	5,039
2017	1.57	1.75	27,239
2016	1.38	1.57	22,505
2015	1.44	1.38	160,378
2014	1.37	1.44	500,380
2013	1.01	1.37	789,689
2012	0.93	1.01	272,563
2011	1.00 (06/23/11)	0.93	394,056

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.73	$2.12	–
2018	1.89	1.73	–
2017	1.68	1.89	–
2016	1.46	1.68	–
2015	1.51	1.46	–
2014	1.41	1.51	201,478
2013	1.03	1.41	328,397
Lord Abbett Growth Leaders Fund I Class – 06-948
Band 125
2019	$1.38	$1.85	90,968
2018	1.41	1.38	86,765
2017	1.09	1.41	61,309
2016	1.09	1.09	55,104
Lord Abbett Growth Leaders Fund R3 Class – 06-951
Band 125
2019	$1.36	$1.80	41,504
2018	1.39	1.36	39,223
2017	1.08	1.39	108,048
2016	1.09	1.08	84,584
Lord Abbett Growth Leaders Fund R5 Class – 06-CJY
Band 125
2019	$1.40	$1.87	878,374
2018	1.43	1.40	354,891
2017	1.10	1.43	341,858
2016	1.00 (01/21/16)	1.10	366,873
Lord Abbett Growth Opportunities Fund P Class – 06-965
Band 125
2019	$2.35	$3.16	44,750
2018	2.46	2.35	29,415
2017	2.03	2.46	26,436
2016	2.04	2.03	28,936
2015	2.02	2.04	38,783
2014	1.93	2.02	79,119
2013	1.42	1.93	99,661
2012	1.27	1.42	127,706
2011	1.43	1.27	113,297
2010	1.18	1.43	80,768
Band 100
2019	$2.43	$3.28	12,640
2018	2.55	2.43	17,616
2017	2.10	2.55	21,688
2016	2.10	2.10	27,336
2015	2.07	2.10	35,979
2014	1.97	2.07	25,392

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett Growth Opportunities Fund R3 Class – 06-371
Band 125
2019	$1.78	$2.39	52,311
2018	1.87	1.78	53,321
2017	1.54	1.87	160,669
2016	1.55	1.54	160,174
2015	1.53	1.55	94,664
2014	1.46	1.53	205,070
2013	1.08	1.46	103,780
2012	0.96	1.08	157,303
2011	1.09	0.96	110,584
2010	0.89	1.09	242,602
Band 0
2019	$2.04	$2.78	–
2018	2.12	2.04	–
2017	1.73	2.12	–
2016	1.71	1.73	–
2015	1.67	1.71	1,143
2014	1.58	1.67	498
2013	1.15	1.58	193
2012	1.01	1.15	193
2011	1.13	1.01	193
2010	0.92	1.13	1,156
Lord Abbett High Yield Fund A Class – 06-057
Band 125
2019	$1.07	$1.22	54,089
2018	1.14	1.07	51,038
2017	1.07	1.14	162,805
2016	0.93	1.07	418,453
2015	0.97	0.93	141,637
2014	1.00 (06/26/14)	0.97	13,559
Lord Abbett High Yield Fund R3 Class – 06-073
Band 125
2019	$1.06	$1.20	125,667
2018	1.13	1.06	239,480
2017	1.06	1.13	241,154
2016	0.93	1.06	264,831
2015	0.97	0.93	276,250
Lord Abbett High Yield Fund R5 Class – 06-CKF
Band 125
2019	$1.20	$1.37	4,710,815
2018	1.28	1.20	3,940,666
2017	1.19	1.28	3,806,067
2016	1.00 (01/21/16)	1.19	35,383
Lord Abbett High Yield Fund R6 Class – 06-CYK
Band 125
2019	$1.01	$1.15	687,025
2018	1.08	1.01	706,153
2017	1.01	1.08	207,443

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett International Opportunities Fund R3 Class – 06-36C
Band 125
2019	$0.75	$0.90	559,923
2018	1.00 (03/15/18)	0.75	3,153,104
Band 0
2019	$0.76	$0.92	655,834
2018	1.00 (03/15/18)	0.76	1,416,716
Lord Abbett International Opportunities Fund R5 Class – 06-36F
Band 125
2019	$0.76	$0.91	1,961,497
2018	1.00 (03/15/18)	0.76	7,124,094
Lord Abbett International Opportunities Fund R6 Class – 06-36G
Band 125
2019	$0.76	$0.91	441,339
2018	1.00 (03/15/18)	0.76	1,189,664
Lord Abbett Mid Cap Stock Fund P Class – 06-970
Band 125
2019	$1.64	$1.98	14,977
2018	1.94	1.64	14,073
2017	1.84	1.94	9,654
2016	1.60	1.84	9,266
2015	1.68	1.60	8,060
2014	1.53	1.68	7,795
2013	1.19	1.53	41,037
2012	1.05	1.19	23,215
2011	1.11	1.05	28,115
2010	0.89	1.11	28,756
Lord Abbett Mid Cap Stock Fund R3 Class – 06-961
Band 125
2019	$2.33	$2.82	29,872
2018	2.77	2.33	36,734
2017	2.62	2.77	306,524
2016	2.29	2.62	64,522
2015	2.40	2.29	60,370
2014	2.18	2.40	59,359
2013	1.70	2.18	85,142
2012	1.51	1.70	65,115
2011	1.59	1.51	38,083
2010	1.28	1.59	5,249
Lord Abbett Small Cap Value Fund P Class – 06-980
Band 125
2019	$2.31	$2.74	–
2018	2.66	2.31	–
2017	2.54	2.66	–
2016	2.14	2.54	–
2015	2.20	2.14	157,053
2014	2.18	2.20	230,612
2013	1.66	2.18	279,365
2012	1.52	1.66	264,747
2011	1.62	1.52	258,432
2010	1.30	1.62	220,695

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett Small Cap Value Fund R3 Class – 06-962
Band 125
2019	$2.24	$2.65	51,707
2018	2.58	2.24	60,496
2017	2.46	2.58	52,215
2016	2.07	2.46	58,699
2015	2.13	2.07	54,249
2014	2.12	2.13	74,564
2013	1.61	2.12	113,560
2012	1.47	1.61	166,580
2011	1.57	1.47	162,124
2010	1.26	1.57	90,785
Band 0
2019	$2.52	$3.03	–
2018	2.87	2.52	–
2017	2.71	2.87	–
2016	2.25	2.71	–
2015	2.28	2.25	2,415
2014	2.25	2.28	397
2013	1.68	2.25	–
2012	1.52	1.68	7,503
2011	1.60	1.52	5,123
Lord Abbett Total Return Fund I Class – 06-949
Band 125
2019	$1.01	$1.08	67,356
2018	1.03	1.01	189,005
2017	1.00	1.03	356,298
2016	0.97	1.00	311,939
2015	1.00 (01/15/15)	0.97	8,927
Lord Abbett Total Return Fund R3 Class – 06-952
Band 125
2019	$0.99	$1.06	111,073
2018	1.01	0.99	161,426
2017	0.99	1.01	488,568
2016	0.97	0.99	731,998
2015	1.00 (01/15/15)	0.97	547,927
Lord Abbett Total Return Fund R5 Class – 06-CKJ
Band 125
2019	$1.04	$1.11	928,632
2018	1.06	1.04	775,911
2017	1.03	1.06	884,895
2016	1.00 (01/21/16)	1.03	547,144

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett Value Opportunities Fund A Class – 06-967
Band 125
2019	$1.94	$2.35	299,807
2018	2.23	1.94	368,800
2017	2.05	2.23	568,705
2016	1.78	2.05	580,743
2015	1.86	1.78	735,607
2014	1.73	1.86	1,379,860
2013	1.28	1.73	1,829,460
2012	1.18	1.28	1,840,055
2011	1.25	1.18	1,130,022
2010	1.02	1.25	265,481
Band 0
2019	$2.17	$2.67	–
2018	2.47	2.17	–
2017	2.24	2.47	–
2016	1.92	2.24	–
2015	1.98	1.92	–
2014	1.81	1.98	1,339,607
2013	1.33	1.81	1,370,257
2012	1.21	1.33	1,528,042
Lord Abbett Value Opportunities Fund P Class – 06-025
Band 125
2019	$1.24	$1.50	419,791
2018	1.42	1.24	438,721
2017	1.31	1.42	370,768
2016	1.14	1.31	477,043
2015	1.19	1.14	610,088
2014	1.11	1.19	672,947
2013	1.00 (07/12/13)	1.11	732,951
Band 100
2019	$1.25	$1.52	39,380
2018	1.44	1.25	40,950
2017	1.32	1.44	43,122
2016	1.15	1.32	44,799
2015	1.20	1.15	56,398
2014	1.11	1.20	30,223
2013	1.00 (07/12/13)	1.11	1,756
Band 0
2019	$1.32	$1.62	–
2018	1.51	1.32	–
2017	1.37	1.51	–
2016	1.18	1.37	–
2015	1.22	1.18	–
2014	1.12	1.22	–
2013	1.00 (07/12/13)	1.12	68,224

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Lord Abbett Value Opportunities Fund R3 Class – 06-968
Band 125
2019	$1.91	$2.31	234,702
2018	2.20	1.91	332,330
2017	2.02	2.20	414,831
2016	1.76	2.02	389,559
2015	1.84	1.76	508,221
2014	1.71	1.84	1,045,034
2013	1.28	1.71	1,057,555
2012	1.18	1.28	905,195
2011	1.25	1.18	595,872
2010	1.02	1.25	90,946
Band 100
2019	$1.95	$2.37	63,622
2018	2.24	1.95	90,837
2017	2.06	2.24	98,106
2016	1.79	2.06	108,530
2015	1.87	1.79	153,596
2014	1.73	1.87	149,322
Band 0
2019	$2.14	$2.62	–
2018	2.43	2.14	–
2017	2.21	2.43	–
2016	1.90	2.21	–
2015	1.96	1.90	6,534
2014	1.80	1.96	94,754
2013	1.33	1.80	99,542
2012	1.21	1.33	17,829
2011	1.27	1.21	21,460
Lord Abbett Value Opportunities Fund R5 Class – 06-CKK
Band 125
2019	$1.20	$1.47	–
2018	1.38	1.20	2,891
Lord Abbett Value Opportunities Fund R6 Class – 06-FYP
Band 125
2019	$0.93	$1.14	674,039
2018	1.07	0.93	760,811
MainStay Large Cap Growth Fund R6 Class – 06-3HY
Band 125
2019	$0.87	$1.15	–
2018	1.00 (08/23/18)	0.87	7,690,721

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Manning & Napier Pro-Blend Conservative Term Series S Class – 06-222
Band 125
2019	$1.45	$1.61	20,113
2018	1.50	1.45	693,093
2017	1.39	1.50	907,195
2016	1.35	1.39	1,502,051
2015	1.41	1.35	1,717,912
2014	1.38	1.41	1,488,741
2013	1.29	1.38	1,581,056
2012	1.20	1.29	678,266
2011	1.19	1.20	620,882
2010	1.10	1.19	229,862
Manning & Napier Pro-Blend Extended Term Series S Class – 06-223
Band 125
2019	$1.48	$1.74	11,045
2018	1.56	1.48	1,409,785
2017	1.38	1.56	2,295,335
2016	1.34	1.38	2,790,804
2015	1.43	1.34	3,329,461
2014	1.38	1.43	2,883,218
2013	1.20	1.38	2,268,424
2012	1.07	1.20	379,120
2011	1.10	1.07	366,431
2010	0.99	1.10	357,856
Manning & Napier Pro-Blend Maximum Term Series S Class – 06-224
Band 125
2019	$1.57	$1.99	146,720
2018	1.70	1.57	1,153,047
2017	1.39	1.70	1,123,334
2016	1.34	1.39	1,110,611
2015	1.44	1.34	1,279,125
2014	1.38	1.44	1,031,194
2013	1.11	1.38	618,923
2012	0.96	1.11	195,166
2011	1.05	0.96	95,885
2010	0.93	1.05	96,990
Manning & Napier Pro-Blend Moderate Term Series S Class – 06-226
Band 125
2019	$1.39	$1.60	59,750
2018	1.46	1.39	3,981,805
2017	1.33	1.46	5,994,996
2016	1.30	1.33	16,612,743
2015	1.38	1.30	18,009,992
2014	1.35	1.38	18,526,866
2013	1.21	1.35	16,467,809
2012	1.10	1.21	10,878,795
2011	1.12	1.10	9,214,054
2010	1.02	1.12	8,031,815
Met West Total Return Bd P Class – 06-47P
Band 125
2019	$1.00 (08/30/19)	$0.94	215,212

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
MFS Aggressive Growth Allocation Fund R2 Class – 06-074
Band 125
2019	$1.14	$1.45	53,860
2018	1.24	1.14	9,325
2017	1.02	1.24	3,007
MFS Aggressive Growth Allocation Fund R3 Class – 06-058
Band 125
2019	$1.15	$1.47	699,469
2018	1.25	1.15	17,430
2017	1.03	1.25	8,783
2016	0.97	1.03	2,129
MFS Conservative Allocation Fund R2 Class – 06-075
Band 125
2019	$1.05	$1.21	151,433
2018	1.10	1.05	132,279
2017	1.01	1.10	178,399
MFS Conservative Allocation Fund R3 Class – 06-059
Band 125
2019	$1.06	$1.23	1,118,762
2018	1.11	1.06	782,546
2017	1.01	1.11	562,728
2016	0.97	1.01	335,237
2015	0.99	0.97	97,024
MFS Emerging Markets Debt Fund R2 Class – 06-013
Band 125
2019	$1.10	$1.23	163
MFS Emerging Markets Debt Fund R3 Class – 06-014
Band 125
2019	$1.11	$1.25	–
2018	1.19	1.11	730
2017	1.10	1.19	45,870
2016	1.02	1.10	83,358
2015	1.04	1.02	2
2014	1.01	1.04	812,624
2013	1.00 (06/20/13)	1.01	1,527,002
MFS Emerging Markets Debt Fund R6 Class – 06-CYM
Band 125
2019	$1.02	$1.15	27,378
2018	1.09	1.02	19,442
MFS Growth Allocation Fund R2 Class – 06-076
Band 125
2019	$1.11	$1.38	99,339
2018	1.19	1.11	86,153
2017	1.02	1.19	274,940
MFS Growth Allocation Fund R3 Class – 06-060
Band 125
2019	$1.12	$1.40	308,828
2018	1.20	1.12	368,253
2017	1.03	1.20	113,019
2016	0.97	1.03	102,264
2015	0.99	0.97	94,250

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
MFS Growth Fund R6 Class – 06-CYN
Band 125
2019	$1.30	$1.77	3,017,401
2018	1.28	1.30	2,884,583
2017	0.99	1.28	622,520
MFS International Diversification Fund R6 Class – 06-3MF
Band 125
2019	$0.95	$1.18	383,286
MFS International New Discovery Fund A Class – 06-360
Band 125
2019	$3.34	$4.04	482,810
2018	3.79	3.34	642,916
2017	2.91	3.79	900,109
2016	2.94	2.91	1,144,856
2015	2.91	2.94	1,808,540
2014	3.03	2.91	1,851,378
2013	2.57	3.03	3,068,691
2012	2.09	2.57	2,868,466
2011	2.35	2.09	2,911,962
2010	1.95	2.35	2,891,837
MFS International New Discovery Fund R2 Class – 06-379
Band 125
2019	$1.70	$2.05	109,103
2018	1.93	1.70	106,828
2017	1.49	1.93	128,901
2016	1.51	1.49	284,809
2015	1.49	1.51	311,334
2014	1.56	1.49	320,175
2013	1.33	1.56	282,508
2012	1.08	1.33	99,293
2011	1.22	1.08	44,926
2010	1.02	1.22	1,941
MFS International New Discovery Fund R6 Class – 06-CYP
Band 125
2019	$1.16	$1.41	2,113,638
2018	1.31	1.16	1,119,692
2017	1.01	1.31	1,090,009
MFS International Value Fund R2 Class – 06-822
Band 125
2019	$1.59	$1.97	430,271
2018	1.78	1.59	404,578
2017	1.42	1.78	431,905
2016	1.39	1.42	636,413
2015	1.32	1.39	797,445
2014	1.33	1.32	193,385
2013	1.06	1.33	24,149

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
MFS International Value Fund R3 Class – 06-773
Band 125
2019	$1.61	$2.00	741,182
2018	1.80	1.61	2,272,835
2017	1.44	1.80	9,424,816
2016	1.40	1.44	9,667,426
2015	1.33	1.40	8,610,715
2014	1.33	1.33	6,359,318
2013	1.06	1.33	2,253,559
MFS International Value Fund R6 Class – 06-CYR
Band 125
2019	$1.15	$1.43	1,886,294
2018	1.28	1.15	1,334,290
2017	1.02	1.28	888,578
MFS Massachusetts Investors Growth Stock Fund R2 Class – 06-387
Band 125
2019	$2.46	$3.39	398,729
2018	2.48	2.46	371,902
2017	1.96	2.48	2,037,117
2016	1.87	1.96	2,334,954
2015	1.90	1.87	2,965,177
2014	1.73	1.90	3,801,581
2013	1.35	1.73	3,889,471
2012	1.17	1.35	2,541,810
2011	1.17	1.17	365,099
Band 100
2019	$2.51	$3.47	269,106
2018	2.53	2.51	310,502
2017	1.99	2.53	379,937
2016	1.90	1.99	434,171
2015	1.92	1.90	448,343
2014	1.74	1.92	346,649
Band 0
2019	$2.74	$3.82	–
2018	2.72	2.74	–
2017	2.12	2.72	–
2016	2.01	2.12	–
2015	2.01	2.01	4,444
2014	1.81	2.01	1,377
MFS Massachusetts Investors Growth Stock Fund R3 Class – 06-386
Band 125
2019	$2.51	$3.47	1,203,428
2018	2.52	2.51	4,144,628
2017	1.99	2.52	4,342,756
2016	1.90	1.99	4,927,849
2015	1.92	1.90	5,045,019
2014	1.74	1.92	5,016,469
2013	1.36	1.74	5,108,600
2012	1.18	1.36	4,366,263
2011	1.17	1.18	4,152,131
2010	1.00 (05/27/10)	1.17	2,579,892

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.80	$3.91	–
2018	2.78	2.80	–
2017	2.16	2.78	–
2016	2.03	2.16	2,823,037
2015	2.03	2.03	2,686,990
2014	1.82	2.03	2,772,281
2013	1.40	1.82	2,964,647
2012	1.20	1.40	3,060,256
MFS Massachusetts Investors Growth Stock Fund R6 Class – 06-CYT
Band 125
2019	$1.26	$1.75	6,101,482
2018	1.26	1.26	1,617,773
2017	0.99	1.26	60,768
MFS Mid Cap Growth Fund A Class – 06-365
Band 125
2019	$2.11	$2.87	7,684,357
2018	2.12	2.11	3,889,171
2017	1.71	2.12	3,462,544
2016	1.66	1.71	1,919,308
2015	1.61	1.66	533,328
2014	1.50	1.61	62,397
2013	1.11	1.50	61,127
2012	0.97	1.11	56,348
2011	1.04	0.97	54,472
2010	0.82	1.04	53.048
MFS Mid Cap Growth Fund R6 Class – 06-GNF
Band 125
2019	$1.01	$1.38	6,836,225
2018	1.01	1.01	1,413,247
MFS Mid Cap Value Fund R2 Class – 06-922
Band 125
2019	$1.08	$1.39	402,023
2018	1.25	1.08	937,508
2017	1.12	1.25	3,862,237
2016	0.98	1.12	4,762,985
2015	1.02	0.98	232,177
Band 0
2019	$1.14	$1.49	188,294
2018	1.29	1.14	116,514
2017	1.14	1.29	1,059,948
2016	0.99	1.14	1,138,556
MFS Mid Cap Value Fund R3 Class – 06-891
Band 125
2019	$1.10	$1.41	1,336,593
2018	1.26	1.10	1,664,344
2017	1.12	1.26	5,498,405
2016	0.98	1.12	6,719,646
2015	1.02	0.98	14,243

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
MFS Mid Cap Value Fund R6 Class – 06-CYV
Band 125
2019	$0.97	$1.25	4,399,826
2018	1.10	0.97	4,497,262
2017	0.98	1.10	3,700,125
MFS Moderate Allocation Fund R2 Class – 06-077
Band 125
2019	$1.08	$1.29	556,038
2018	1.15	1.08	499,867
2017	1.01	1.15	463,108
MFS Moderate Allocation Fund R3 Class – 06-061
Band 125
2019	$1.09	$1.31	2,513,458
2018	1.16	1.09	108,359
2017	1.02	1.16	51,676
2016	0.97	1.02	22,216
2015	0.99	0.97	61,788
MFS New Discovery Fund R2 Class – 06-298
Band 125
2019	$1.55	$2.15	28,516
2018	1.60	1.55	22,314
2017	1.29	1.60	12,684
2016	1.21	1.29	50,199
2015	1.25	1.21	204,337
2014	1.37	1.25	527,673
2013	0.99	1.37	297,334
2012	0.83	0.99	66,702
2011	1.00 (06/23/11)	0.83	41,935
Band 0
2019	$1.71	$2.40	–
2018	1.74	1.71	–
2017	1.38	1.74	–
2016	1.28	1.38	–
2015	1.31	1.28	9,214
2014	1.42	1.31	6,390
MFS New Discovery Fund R3 Class – 06-299
Band 125
2019	$1.58	$2.20	11,496
2018	1.63	1.58	–
2017	1.31	1.63	–
2016	1.22	1.31	18,350
2015	1.26	1.22	70,293
2014	1.38	1.26	700,692
2013	0.99	1.38	145,617
2012	0.83	0.99	44,407
2011	1.00 (06/23/11)	0.83	23,209

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
MFS Technology Fund R2 Class – 06-CMG
Band 125
2019	$1.48	$1.98	1,863
2018	1.48	1.48	2,448
2017	1.09	1.48	18,374
2016	1.00 (05/12/16)	1.09	14,851
MFS Technology Fund R3 Class – 06-CMH
Band 125
2019	$1.49	$2.00	1,390,560
2018	1.49	1.49	1,594,508
2017	1.09	1.49	1,385,391
2016	1.00 (05/12/16)	1.09	32,362
MFS Technology Fund R6 Class – 06-CYW
Band 125
2019	$1.36	$1.84	1,025,042
2018	1.36	1.36	667,319
2017	0.99	1.36	341,103
MFS Utilities Fund R2 Class – 06-389
Band 125
2019	$1.89	$2.33	58,675
2018	1.90	1.89	66,153
2017	1.69	1.90	94,511
2016	1.54	1.69	296,143
2015	1.83	1.54	341,133
2014	1.65	1.83	540,895
2013	1.39	1.65	275,996
2012	1.25	1.39	175,686
2011	1.19	1.25	143,125
2010	1.00 (05/27/10)	1.19	3,567
Band 100
2019	$1.93	$2.38	1,568
2018	1.94	1.93	2,397
2017	1.71	1.94	33,318
2016	1.56	1.71	35,232
2015	1.85	1.56	44,128
2014	1.66	1.85	53,031
MFS Utilities Fund R3 Class – 06-388
Band 125
2019	$1.93	$2.38	77,750
2018	1.94	1.93	34,447
2017	1.71	1.94	45,747
2016	1.56	1.71	203,327
2015	1.85	1.56	166,061
2014	1.67	1.85	49,803
2013	1.40	1.67	18,309
2012	1.25	1.40	17,752
2011	1.19	1.25	12,960
2010	1.00 (05/27/10)	1.19	3,567

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
MFS Value Fund A Class – 06-375
Band 125
2019	$2.55	$3.26	3,967,121
2018	2.87	2.55	6,014,553
2017	2.47	2.87	7,444,352
2016	2.20	2.47	12,552,857
2015	2.25	2.20	10,260,718
2014	2.06	2.25	5,716,057
2013	1.54	2.06	4,937,223
2012	1.34	1.54	3,065,781
2011	1.36	1.34	4,364,025
2010	1.24	1.36	3,874,016
Band 0
2019	$3.14	$4.07	–
2018	3.49	3.14	–
2017	2.97	3.49	–
2016	2.61	2.97	1,870,724
2015	2.63	2.61	1,850,306
2014	2.38	2.63	1,753,659
2013	1.76	2.38	1,828,853
2012	1.51	1.76	1,854,727
MFS Value Fund R6 Class – 06-CYX
Band 125
2019	$1.03	$1.33	8,126,712
2018	1.16	1.03	7,162,269
2017	0.99	1.16	1,124,262
Band 0
2019	$1.06	$1.38	2,312,884
2018	1.17	1.06	2,344,340
2017	0.99	1.17	2,461,811
Neuberger Berman Emerging Markets Equity Fund A Class – 06-015
Band 125
2019	$1.13	$1.32	30,024
2018	1.39	1.13	26,072
2017	0.99	1.39	231,533
2016	0.92	0.99	16,270
Neuberger Berman Emerging Markets Equity Fund R3 Class – 06-016
Band 125
2019	$1.13	$1.32	1,546
2018	1.39	1.13	999
2017	1.00	1.39	31,031
2016	0.94	1.00	29,271
2015	1.08	0.94	17,754

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Neuberger Berman Focus Fund Advisor Class – 06-880
Band 125
2019	$10.82	$13.67	1,506
2018	12.06	10.82	4,867
2017	10.26	12.06	4,545
2016	9.74	10.26	4,486
2015	9.89	9.74	4,197
2014	9.09	9.89	4,070
2013	6.8	9.09	7,025
2012	5.81	6.8	5,899
2011	6.05	5.81	8,740
2010	5.47	6.05	8,795
Band 100
2019	$11.24	$14.23	502
2018	12.50	11.24	642
2017	10.61	12.50	1,253
2016	10.04	10.61	8,891
2015	10.17	10.04	2,357
2014	9.32	10.17	2,483
Neuberger Berman Large Cap Value Fund Advisor Class – 06-900
Band 125
2019	$4.24	$5.17	110,035
2018	4.35	4.24	99,117
2017	3.90	4.35	132,835
2016	3.09	3.90	263,324
2015	3.57	3.09	684,397
2014	3.27	3.57	696,007
2013	2.53	3.27	815,403
2012	2.19	2.53	800,279
2011	2.51	2.19	1,827,912
2010	2.21	2.51	2,258,042
Band 100
2019	$4.39	$5.37	12,869
2018	4.49	4.39	21,441
2017	4.02	4.49	25,446
2016	3.17	4.02	89,309
2015	3.67	3.17	67,095
2014	3.35	3.67	73,144
2013	2.58	3.35	4,912
2012	2.23	2.58	4,815
2011	2.55	2.23	4,815
2010	2.25	2.55	4,858

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$5.05	$6.24	–
2018	5.12	5.05	–
2017	4.53	5.12	–
2016	3.54	4.53	–
2015	4.05	3.54	–
2014	3.66	4.05	–
2013	2.80	3.66	–
2012	2.40	2.80	293,974
2011	2.71	2.40	271,795
2010	2.36	2.71	406,801
Neuberger Berman Small Cap Growth Fund A Class – 06-868
Band 125
2019	$2.22	$2.95	20,189
2018	2.14	2.22	28,328
2017	1.69	2.14	41,323
2016	1.61	1.69	42,732
2015	1.73	1.61	48,020
Neuberger Berman Small Cap Growth Fund Advisor Class – 06-895
Band 125
2019	$3.63	$4.81	115,014
2018	3.49	3.63	114,375
2017	2.77	3.49	69,790
2016	2.65	2.77	106,233
2015	2.85	2.65	181,654
2014	2.78	2.85	192,098
2013	1.92	2.78	216,777
2012	1.79	1.92	265,292
2011	1.85	1.79	293,423
2010	1.56	1.85	558,006
Band 100
2019	$3.76	$4.99	28,536
2018	3.60	3.76	26,829
2017	2.85	3.60	4,991
2016	2.72	2.85	6,341
2015	2.92	2.72	6,322
2014	2.85	2.92	7,765
Band 0
2019	$4.32	$5.80	–
2018	4.11	4.32	–
2017	3.22	4.11	–
2016	3.04	3.22	–
2015	3.23	3.04	4,991
2014	3.12	3.23	6,341
2013	2.13	3.12	6,322
2012	1.95	2.13	7,765
2011	2.00	1.95	20,024
2010	1.66	2.00	15,774

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Neuberger Berman Small Cap Growth Fund R3 Class – 06-867
Band 125
2019	$3.46	$4.58	34,383
2018	3.33	3.46	25,324
2017	2.64	3.33	18,704
2016	2.52	2.64	9,685
2015	2.71	2.52	25,980
2014	2.65	2.71	15,064
2013	1.83	2.65	10,793
2012	1.71	1.83	5,204
2011	1.76	1.71	5,148
Neuberger Berman Sustainable Equity Fund A Class – 06-CNY
Band 125
2019	$2.01	$2.50	74,144
2018	2.17	2.01	67,976
2017	1.86	2.17	69,980
2016	1.00 (10/21/16)	1.86	145,717
Neuberger Berman Sustainable Equity Fund R3 Class – 06-CPC
Band 125
2019	$2.03	$2.51	422,383
2018	2.19	2.03	433,491
2017	1.88	2.19	380,371
2016	1.00 (10/21/16)	1.88	780,532
Band 100
2019	$2.04	$2.53	16,153
2018	2.20	2.04	17,443
2017	1.88	2.20	26,195
2016	1.00 (10/21/16)	1.88	55,976
Northern Small Cap Value Fund R Class – 06-492
Band 125
2019	$1.77	$2.14	2,054,020
2018	2.07	1.77	2,063,471
2017	1.97	2.07	2,353,353
2016	1.56	1.97	1,421,332
2015	1.66	1.56	863,975
2014	1.57	1.66	19,543
2013	1.16	1.57	17,647
Nuveen International Growth Fund A Class – 06-CNM
Band 125
2019	$1.01	$1.30	–
2018	1.29	1.01	14,105
2017	0.95	1.29	11,504
Nuveen International Growth Fund R3 Class – 06-CMJ
Band 125
2019	$1.01	$1.29	11,140

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Nuveen Mid Cap Growth Opportunities Fund A Class – 06-237
Band 125
2019	$1.93	$2.55	23,304
2018	2.16	1.93	290,887
2017	1.75	2.16	933,945
2016	1.76	1.75	3,338,235
2015	1.80	1.76	2,384,566
2014	1.68	1.80	762,062
2013	1.24	1.68	57,259
2012	1.10	1.24	345,375
2011	1.15	1.10	325,064
2010	0.91	1.15	350,204
Nuveen Mid Cap Growth Opportunities Fund R3 Class – 06-238
Band 125
2019	$1.88	$2.47	101,235
2018	2.10	1.88	201,814
2017	1.71	2.10	246,915
2016	1.72	1.71	1,315,975
2015	1.76	1.72	813,436
2014	1.65	1.76	494,129
2013	1.23	1.65	45,588
2012	1.08	1.23	42,929
2011	1.13	1.08	35,872
2010	0.90	1.13	4,477
Band 0
2019	$2.19	$2.91	–
2018	2.41	2.19	–
2017	1.94	2.41	–
2016	1.92	1.94	338,777
2015	1.95	1.92	149,082
2014	1.80	1.95	521,788
Nuveen Mid Cap Value Fund A Class – 06-234
Band 125
2019	$1.62	$2.03	646,334
2018	1.89	1.62	553,187
2017	1.60	1.89	466,440
2016	1.40	1.60	293,222
2015	1.47	1.40	172,431
2014	1.36	1.47	106,868
2013	1.00	1.36	26,117
2012	0.92	1.00	9,350
2011	1.00	0.92	102,847
2010	0.84	1.00	94,345

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Nuveen Mid Cap Value Fund R3 Class – 06-236
Band 125
2019	$1.58	$1.97	111,276
2018	1.84	1.58	4,568
2017	1.56	1.84	2,437
2016	1.37	1.56	1,335
2015	1.44	1.37	9,030
2014	1.34	1.44	7,865
2013	0.98	1.34	5,071
2012	0.90	0.98	1,179
2011	0.99	0.90	16,406
2010	0.84	0.99	57,902
Nuveen Real Estate Securities Fund A Class – 06-324
Band 125
2019	$2.19	$2.71	223,987
2018	2.35	2.19	274,888
2017	2.26	2.35	415,519
2016	2.15	2.26	470,377
2015	2.11	2.15	339,928
2014	1.63	2.11	572,816
2013	1.63	1.63	639,614
2012	1.40	1.63	819,385
2011	1.32	1.40	537,716
2010	1.03	1.32	313,580
Nuveen Real Estate Securities Fund R3 Class – 06-326
Band 125
2019	$2.14	$2.64	85,887
2018	2.31	2.14	113,953
2017	2.22	2.31	462,914
2016	2.12	2.22	688,803
2015	2.08	2.12	699,695
2014	1.61	2.08	778,230
2013	1.62	1.61	719,411
2012	1.39	1.62	676,250
2011	1.32	1.39	563,985
2010	1.03	1.32	221,292
Band 100
2019	$2.19	$2.71	28,745
2018	2.36	2.19	503
2017	2.26	2.36	504
2016	2.15	2.26	7,434
2015	2.11	2.15	28,555
2014	1.63	2.11	49,212

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.40	$3.00	18,233
2018	2.55	2.40	25,552
2017	2.43	2.55	27,107
2016	2.28	2.43	23,345
2015	2.22	2.28	86,146
2014	1.70	2.22	103,114
2013	1.69	1.70	102,012
2012	1.43	1.69	86,927
2011	1.33	1.43	88,192
2010	1.03	1.33	72,767
Nuveen Real Estate Securities Fund R6 Class – 06-FYR
Band 125
2019	$0.95	$1.18	1,520,616
2018	1.01	0.95	555,233
Nuveen Small Cap Select Fund A Class – 06-239
Band 125
2019	$1.65	$2.10	4,760
2018	1.88	1.65	41,303
2017	1.74	1.88	59,632
2016	1.45	1.74	66,822
2015	1.50	1.45	120,459
2014	1.44	1.50	95,511
2013	1.10	1.44	422,848
2012	1.00	1.10	527,399
2011	1.03	1.00	515,456
2010	0.85	1.03	528,219
Nuveen Small Cap Select Fund R3 Class – 06-241
Band 125
2019	$1.60	$2.03	–
2018	1.83	1.60	2,216
2017	1.69	1.83	3,520
2016	1.42	1.69	6,853
2015	1.47	1.42	13,955
2014	1.41	1.47	96,521
2013	1.09	1.41	82,532
2012	0.99	1.09	115,364
2011	1.02	0.99	162,205
2010	0.84	1.02	181,333
Nuveen Small Cap Value Fund A Class – 06-242
Band 125
2019	$1.66	$1.91	58,646
2018	2.12	1.66	99,022
2017	2.02	2.12	153,684
2016	1.56	2.02	85,261
2015	1.54	1.56	58,307
2014	1.49	1.54	44,144
2013	1.09	1.49	43,029
2012	0.96	1.09	50,430
2011	0.98	0.96	47,766
2010	0.77	0.98	50,626

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Nuveen Small Cap Value Fund R3 Class – 06-243
Band 125
2019	$1.61	$1.85	456,145
2018	2.06	1.61	475,397
2017	1.97	2.06	597,933
2016	1.53	1.97	508,888
2015	1.51	1.53	275,208
2014	1.46	1.51	296,079
2013	1.07	1.46	316,953
2012	0.95	1.07	265,127
2011	0.97	0.95	14,015
2010	0.77	0.97	12,134
Band 50
2019	$1.76	$2.05	68,295
2018	2.24	1.76	68,263
2017	2.13	2.24	82,483
2016	1.64	2.13	57,556
2015	1.61	1.64	32,344
2014	1.55	1.61	18,674
2013	1.12	1.55	13,771
2012	0.99	1.12	18,308
2011	1.00	0.99	18,130
2010	0.78	1.00	20,056
Nuveen Small Cap Value Fund R6 Class – 06-FYT
Band 125
2019	$0.86	$1.00	316,320
2018	1.09	0.86	468,157
North Square Multi Strategy Fund A Class – 06-839 (formerly Oak Ridge Multi Strategy Fund – A Class)
Band 125
2019	$1.69	$2.09	11,090
2018	1.86	1.69	1,968
2017	1.49	1.86	2,878
2016	1.51	1.49	3,731
2015	1.47	1.51	4,260
2014	1.36	1.47	4,837
Band 100
2019	$1.71	$2.12	1,491
2018	1.89	1.71	1,491
2017	1.51	1.89	1,491
2016	1.52	1.51	1,491
2015	1.47	1.52	15,288
2014	1.37	1.47	12,088

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
North Square Oak Ridge Small Cap Growth Fund A Class – 06-629 (formerly Oak Ridge Small Cap Growth Fund – A Class)
Band 125
2019	$1.56	$1.89	7,887
2018	1.69	1.56	11,751
2017	1.44	1.69	65,588
2016	1.43	1.44	210,723
2015	1.52	1.43	256,536
2014	1.48	1.52	195,761
2013	1.08	1.48	192,577
2012	1.00 (05/24/12)	1.08	573
North Square Oak Ridge Small Cap Growth Fund I Class – 06-627 (formerly Oak Ridge Small Cap Growth Fund – I Class)
Band 125
2019	$1.60	$1.93	75,086
2018	1.73	1.60	119,457
2017	1.46	1.73	3,839,259
2016	1.45	1.46	3,607,331
2015	1.53	1.45	3,202,559
2014	1.49	1.53	2,614,624
2013	1.08	1.49	1,877,852
Invesco Oppenheimer Active Allocation Fund A Class – 06-924 (formerly Oppenheimer Active Allocation Fund – A Class)
Band 125
2019	$1.08	$1.32	1,125
2018	1.21	1.08	1,360
2017	1.03	1.21	516,726
2016	1.00	1.03	519,446
Band 0
2019	$1.14	$1.40	–
2018	1.26	1.14	16,134
2017	1.05	1.26	493,741
2016	1.01	1.05	491,780
Invesco Oppenheimer Active Allocation Fund Y Class – 06-893 (formerly Oppenheimer Active Allocation Fund – Y Class)
Band 125
2019	$1.09	$1.33	150,142
2018	1.22	1.09	143,688
2017	1.03	1.22	129,487
Invesco Oppenheimer Developing Markets Fund A Class – 06-466 (formerly Oppenheimer Developing Markets Fund – A Class)
Band 125
2019	$1.29	$1.58	4,395,333
2018	1.49	1.29	6,458,786
2017	1.12	1.49	7,849,589
2016	1.06	1.12	7,970,782
2015	1.25	1.06	9,514,266
2014	1.33	1.25	6,424,693
2013	1.24	1.33	6,303,821
2012	1.04	1.24	4,118,308
2011	1.29	1.04	2,627,929
2010	1.02	1.29	616,057

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$1.32	$1.62	281,253
2018	1.52	1.32	340,387
2017	1.14	1.52	320,383
2016	1.08	1.14	398,776
2015	1.26	1.08	403,604
Band 50
2019	$1.38	$1.71	2,836
2018	1.58	1.38	3,764
2017	1.18	1.58	4,443
2016	1.11	1.18	6,260
2015	1.30	1.11	6,707
Band 0
2019	$1.45	$1.79	81,748
2018	1.65	1.45	70,975
2017	1.22	1.65	56,329
2016	1.14	1.22	531,282
2015	1.33	1.14	652,720
2014	1.40	1.33	120,048
2013	1.29	1.40	132,573
2012	1.07	1.29	2,880,188
Invesco Oppenheimer Developing Markets Fund R6 Class – 06-DDD (formerly Oppenheimer Developing Markets Fund – I Class)
Band 125
2019	$1.15	$1.42	3,469,391
2018	1.32	1.15	3,236,160
2017	0.99	1.32	491,073
Band 0
2019	$1.18	$1.47	1,883,254
2018	1.34	1.18	1,939,279
2017	0.99	1.34	2,008,370
Invesco Oppenheimer Developing Markets Fund Y Class – 06-571 (formerly Oppenheimer Developing Markets Fund – Y Class)
Band 125
2019	$1.11	$1.36	4,705,981
2018	1.27	1.11	5,745,095
2017	0.96	1.27	8,756,508
2016	0.90	0.96	11,384,574
2015	1.06	0.90	9,593,035
2014	1.13	1.06	9,357,477
2013	1.05	1.13	8,884,508
Band 0
2019	$1.21	$1.50	–
2018	1.37	1.21	–
2017	1.02	1.37	–
2016	0.95	1.02	5,562,169
2015	1.10	0.95	5,371,946
2014	1.15	1.10	4,648,385
2013	1.06	1.15	3,821,063

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Oppenheimer Global Fund A Class – 06-763 (formerly Oppenheimer Global Fund – A Class)
Band 125
2019	$1.60	$2.08	138,285
2018	1.88	1.60	198,623
2017	1.40	1.88	286,639
2016	1.41	1.40	256,728
2015	1.38	1.41	314,520
2014	1.37	1.38	139,792
2013	1.09	1.37	35,822
Band 100
2019	$1.63	$2.12	76,771
2018	1.90	1.63	85,164
2017	1.41	1.90	132,140
2016	1.42	1.41	144,883
2015	1.38	1.42	188,208
Band 50
2019	$1.68	$2.20	800,965
2018	1.95	1.68	904,831
2017	1.44	1.95	1,002,459
2016	1.45	1.44	1,082,403
2015	1.40	1.45	1,124,020
2014	1.38	1.40	848,916
2013	1.09	1.38	864,171
Band 0
2019	$1.73	$2.28	–
2018	2.00	1.73	–
2017	1.47	2.00	–
2016	1.47	1.47	–
2015	1.41	1.47	8,281
2014	1.38	1.41	666,562
2013	1.09	1.38	688,368
Invesco Oppenheimer Global Fund R6 Class – 06-FYV (formerly Oppenheimer Global Fund – I Class)
Band 125
2019	$0.96	$1.25	79,873
2018	1.12	0.96	75,339
Invesco Oppenheimer Global Fund Y Class – 06-752 (formerly Oppenheimer Global Fund – Y Class)
Band 125
2019	$1.63	$2.12	852,686
2018	1.90	1.63	732,441
2017	1.41	1.90	834,579
2016	1.42	1.41	778,099
2015	1.38	1.42	542,430
2014	1.37	1.38	433,859
2013	1.09	1.37	208,266

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Oppenheimer Global Opportunities Fund A Class – 06-556 (formerly Oppenheimer Global Opportunities Fund – A Class)
Band 125
2019	$2.00	$2.53	507,416
2018	2.47	2.00	491,095
2017	1.64	2.47	608,668
2016	1.50	1.64	587,039
2015	1.34	1.50	658,547
2014	1.40	1.34	332,449
2013	1.01	1.40	252,782
2012	0.93	1.01	1,280,138
2011	1.03	0.93	44,232
Invesco Oppenheimer Global Opportunities Fund R6 Class – 06-FYW (formerly Oppenheimer Global Opportunities Fund – I Class)
Band 125
2019	$0.96	$1.22	19,653
2018	1.19	0.96	15,598
Invesco Oppenheimer Global Opportunities Fund Y Class – 06-843 (formerly Oppenheimer Global Opportunities Fund – Y Class)
Band 125
2019	$2.21	$2.79	70,740
2018	2.72	2.21	204,331
2017	1.80	2.72	144,671
2016	1.65	1.80	109,552
2015	1.46	1.65	107,867
2014	1.53	1.46	11,968
Invesco Oppenheimer Global Strategic Income Fund A Class – 06-288 (formerly Oppenheimer Global Strategic Income Fund – A Class)
Band 125
2019	$1.31	$1.43	373,282
2018	1.39	1.31	339,256
2017	1.33	1.39	695,615
2016	1.26	1.33	732,508
2015	1.31	1.26	718,762
2014	1.29	1.31	418,784
2013	1.31	1.29	1,653,142
2012	1.17	1.31	27,355
2011	1.18	1.17	247,017
2010	1.03	1.18	210,386
Band 25
2019	$1.47	$1.62	–
2018	1.55	1.47	–
2017	1.46	1.55	–
2016	1.38	1.46	–
2015	1.41	1.38	–
2014	1.38	1.41	–
2013	1.39	1.38	–
2012	1.23	1.39	–
2011	1.22	1.23	–
2010	1.05	1.22	479,512

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.51	$1.68	–
2018	1.59	1.51	–
2017	1.50	1.59	–
2016	1.41	1.50	62,397
2015	1.44	1.41	61,079
2014	1.40	1.44	–
2013	1.41	1.40	23,546
Invesco Oppenheimer Global Strategic Income Fund Y Class – 06-751 (formerly Oppenheimer Global Strategic Income Fund – Y Class)
Band 125
2019	$1.03	$1.13	354,830
2018	1.09	1.03	323,144
2017	1.04	1.09	292,518
2016	0.99	1.04	325,640
2015	1.02	0.99	253,186
2014	1.01	1.02	72,003
2013	1.02	1.01	14,100
Invesco Oppenheimer Gold & Special Minerals Fund A Class – 06-463 (formerly Oppenheimer Gold & Special Minerals Fund – A Class)
Band 125
2019	$0.50	$0.72	665,443
2018	0.58	0.50	693,734
2017	0.50	0.58	760,379
2016	0.34	0.50	1,124,592
2015	0.45	0.34	944,949
2014	0.54	0.45	572,439
2013	1.05	0.54	561,379
2012	1.17	1.05	335,149
2011	1.60	1.17	201,870
2010	1.05	1.60	27,308
Band 100
2019	$0.51	$0.74	152,287
2018	0.60	0.51	276,500
2017	0.51	0.60	435,423
2016	0.35	0.51	187,480
2015	0.46	0.35	174,447
Invesco Oppenheimer Gold & Special Minerals Fund R6 Class – 06-34Y (formerly Oppenheimer Gold & Special Minerals Fund – I Class)
Band 125
2019	$0.94	$1.37	41,384
2018	1.00 (03/15/18)	0.94	20,197
Invesco Oppenheimer Gold & Special Minerals Fund Y Class – 06-753 (formerly Oppenheimer Gold & Special Minerals Fund – Y Class)
Band 125
2019	$0.47	$0.69	858,707
2018	0.55	0.47	1,005,779
2017	0.48	0.55	1,034,641
2016	0.32	0.48	863,217
2015	0.42	0.32	531,970
2014	0.51	0.42	493,053
2013	0.98	0.51	156,221

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Oppenheimer International Bond Fund A Class – 06-297 (formerly Oppenheimer International Bond Fund – A Class)
Band 125
2019	$1.00	$1.08	1,184,577
2018	1.07	1.00	1,240,337
2017	0.98	1.07	1,510,600
2016	0.93	0.98	1,854,279
2015	0.98	0.93	2,822,529
2014	0.99	0.98	2,806,579
2013	1.05	0.99	4,694,554
2012	0.96	1.05	1,094,997
2011	1.00 (06/23/11)	0.96	976,340
Band 100
2019	$1.01	$1.10	70,025
2018	1.09	1.01	78,906
2017	0.99	1.09	97,951
2016	0.94	0.99	127,461
2015	0.99	0.94	154,983
Band 0
2019	$1.09	$1.20	27,925
2018	1.16	1.09	27,182
2017	1.05	1.16	24,534
2016	0.99	1.05	34,035
2015	1.03	0.99	437,811
2014	1.02	1.03	192,157
2013	1.07	1.02	178,634
Invesco Oppenheimer International Bond Fund R6 Class – 06-FYX (formerly Oppenheimer International Bond Fund – I Class)
Band 125
2019	$0.97	$1.05	649,560
2018	1.04	0.97	592,590
Invesco Oppenheimer International Bond Fund Y Class – 06-754 (formerly Oppenheimer International Bond Fund – Y Class)
Band 125
2019	$0.99	$1.07	5,570,217
2018	1.06	0.99	4,046,749
2017	0.96	1.06	3,091,297
2016	0.92	0.96	2,613,909
2015	0.96	0.92	2,832,213
2014	0.97	0.96	2,305,601
2013	1.02	0.97	2,077,345
Invesco Oppenheimer International Growth Fund A Class – 06-319 (formerly Oppenheimer International Growth Fund – A Class)
Band 125
2019	$1.04	$1.32	842,674
2018	1.31	1.04	1,934,306
2017	1.05	1.31	3,777,743
2016	1.09	1.05	3,980,301
2015	1.07	1.09	3,638,698
2014	1.16	1.07	2,675,462
2013	0.94	1.16	3,201,044
2012	0.78	0.94	933,722
2011	0.86	0.78	125,545
2010	0.76	0.86	99,370

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$1.07	$1.36	52,208
2018	1.34	1.07	47,058
2017	1.07	1.34	19,943
2016	1.11	1.07	16,644
2015	1.09	1.11	990
2014	1.18	1.09	7,387
2013	0.95	1.18	6,811
Band 50
2019	$1.13	$1.45	1,399
2018	1.41	1.13	1,427
2017	1.12	1.41	1,446
2016	1.15	1.12	3,684
2015	1.12	1.15	4,571
2014	1.22	1.12	5,769
2013	0.98	1.22	1,713
Band 0
2019	$1.20	$1.54	–
2018	1.49	1.20	283,794
2017	1.17	1.49	265,558
2016	1.20	1.17	934,673
2015	1.17	1.20	672,925
2014	1.26	1.17	379,301
2013	1.00	1.26	299,856
Invesco Oppenheimer International Growth Fund R6 Class – 06-FNC (formerly Oppenheimer International Growth Fund – I Class)
Band 125
2019	$1.02	$1.30	2,150,075
2018	1.28	1.02	3,937,745
2017	1.02	1.28	1,721,507
Invesco Oppenheimer International Growth Fund Y Class – 06-756 (formerly Oppenheimer International Growth Fund – Y Class)
Band 125
2019	$1.21	$1.54	1,354,627
2018	1.52	1.21	21,606,956
2017	1.21	1.52	23,475,854
2016	1.25	1.21	24,590,763
2015	1.23	1.25	23,661,293
2014	1.34	1.23	17,636,882
2013	1.08	1.34	8,521,212
Invesco Oppenheimer International Small-Mid Company Fund A Class – 06-764 (formerly Oppenheimer International Small-Mid Company Fund – A Class)
Band 125
2019	$2.08	$2.56	456,141
2018	2.32	2.08	508,769
2017	1.71	2.32	733,972
2016	1.74	1.71	814,524
2015	1.53	1.74	1,020,021
2014	1.55	1.53	9,272
2013	1.08	1.55	23,265

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$2.11	$2.61	46,201
2018	2.35	2.11	48,467
2017	1.72	2.35	57,609
2016	1.75	1.72	62,301
2015	1.54	1.75	226,447
Invesco Oppenheimer International Small-Mid Company Fund R6 Class – 06-FCC (formerly Oppenheimer International Small-Mid Company Fund – I Class)
Band 125
2019	$1.23	$1.53	33,100
2018	1.38	1.23	31,078
2017	1.00	1.38	19,496
Invesco Oppenheimer International Small-Mid Company Fund Y Class – 06-757 (formerly Oppenheimer International Small-Mid Company Fund – Y Class)
Band 125
2019	$2.11	$2.61	30,251
2018	2.35	2.11	13,462
2017	1.72	2.35	622,499
2016	1.75	1.72	667,604
2015	1.54	1.75	1,038,135
2014	1.55	1.54	633,120
2013	1.08	1.55	182,066
Band 0
2019	$2.28	$2.85	668,160
2018	2.51	2.28	672,087
2017	1.81	2.51	648,787
2016	1.82	1.81	596,209
Invesco Oppenheimer Main Street All Cap Fund A Class – 06-766 (formerly Oppenheimer Main Street All Cap Fund – A Class)
Band 125
2019	$1.53	$2.01	383,817
2018	1.73	1.53	387,089
2017	1.51	1.73	473,506
2016	1.39	1.51	579,454
2015	1.43	1.39	604,972
2014	1.35	1.43	105,202
2013	1.06	1.35	103,343
Band 100
2019	$1.56	$2.05	30,041
2018	1.75	1.56	30,043
2017	1.53	1.75	66,689
2016	1.40	1.53	30,049
2015	1.44	1.40	30,049
Invesco Oppenheimer Main Street All Cap Fund Y Class – 06-758 (formerly Oppenheimer Main Street All Cap Fund – Y Class)
Band 125
2019	$1.56	$2.05	–
2018	1.76	1.56	–
2017	1.53	1.76	–
2016	1.41	1.53	–
2015	1.44	1.41	48,147
2014	1.35	1.44	52,232
2013	1.06	1.35	51,591

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Oppenheimer Main Street Mid Cap Fund A Class – 06-262 (formerly Oppenheimer Main Street Mid Cap Fund – A Class)
Band 125
2019	$0.91	$1.18	932,343
2018	1.05	0.91	902,264
2017	0.92	1.05	1,542,829
2016	0.82	0.92	1,759,367
2015	0.90	0.82	1,501,728
2014	0.81	0.90	1,438,316
2013	0.62	0.81	1,301,408
2012	0.53	0.62	2,609,738
2011	0.56	0.53	4,258,879
2010	0.46	0.56	2,442,279
Band 100
2019	$0.93	$1.22	354,285
2018	1.07	0.93	363,009
2017	0.95	1.07	428,839
2016	0.84	0.95	437,144
2015	0.92	0.84	439,085
2014	0.83	0.92	112,914
2013	0.63	0.83	72,486
Band 50
2019	$0.99	$1.30	3,126
2018	1.14	0.99	5,403
2017	1.00	1.14	6,894
2016	0.88	1.00	6,699
2015	0.96	0.88	7,590
2014	0.86	0.96	8,349
2013	0.64	0.86	8,833
Band 0
2019	$1.05	$1.39	114,515
2018	1.20	1.05	148,300
2017	1.05	1.20	150,206
2016	0.92	1.05	149,696
2015	1.00	0.92	217,137
Invesco Oppenheimer Main Street Mid Cap Fund Y Class – 06-759 (formerly Oppenheimer Main Street Mid Cap Fund – Y Class)
Band 125
2019	$1.62	$2.12	218,005
2018	1.87	1.62	956,028
2017	1.64	1.87	1,465,574
2016	1.47	1.64	1,918,606
2015	1.60	1.47	1,578,128
2014	1.43	1.60	813,283
2013	1.09	1.43	358,158
Band 0
2019	$1.75	$2.32	231,201
2018	1.99	1.75	255,284
2017	1.73	1.99	224,845
2016	1.52	1.73	186,078

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Oppenheimer Mid Cap Value Fund A Class – 06-767 (formerly Oppenheimer Mid Cap Value Fund – A Class)
Band 125
2019	$1.57	$1.98	807,043
2018	1.94	1.57	718,659
2017	1.73	1.94	849,606
2016	1.46	1.73	1,014,566
2015	1.59	1.46	1,024,665
2014	1.46	1.59	2,026
2013	1.07	1.46	1,864
Band 100
2019	$1.59	$2.02	50,782
2018	1.96	1.59	63,548
2017	1.75	1.96	102,327
2016	1.47	1.75	111,803
2015	1.60	1.47	128,861
Invesco Oppenheimer Mid Cap Value Fund Y Class – 06-761 (formerly Oppenheimer Mid Cap Value Fund – Y Class)
Band 125
2019	$1.60	$2.02	42,722
2018	1.97	1.60	35,236
2017	1.75	1.97	90,501
2016	1.47	1.75	81,599
2015	1.60	1.47	139,272
2014	1.46	1.60	29,121
2013	1.07	1.46	843
Invesco Oppenheimer Senior Floating Rate Fund A Class – 06-078 (formerly Oppenheimer Senior Floating Rate Fund – A Class)
Band 125
2019	$1.06	$1.07	52,331
2018	1.08	1.06	48,435
2017	1.06	1.08	34,854
2016	0.95	1.06	32,581
2015	0.98	0.95	34,372
2014	1.00 (06/26/14)	0.98	28,169
Band 0
2019	$1.12	$1.15	–
2018	1.13	1.12	–
2017	1.09	1.13	–
2016	0.97	1.09	27,448
Invesco Oppenheimer Senior Floating Rate Fund R6 Class – 06-GCC (formerly Oppenheimer Senior Floating Rate Fund – I Class)
Band 125
2019	$1.00	$1.02	446,269
2018	1.02	1.00	474,498
2017	1.00 (06/22/17)	1.02	108,043
Invesco Oppenheimer Senior Floating Rate Fund Y Class – 06-062 (formerly Oppenheimer Senior Floating Rate Fund – Y Class)
Band 125
2019	$1.07	$1.08	18,306
2018	1.09	1.07	18,720
2017	1.06	1.09	103,978
2016	0.95	1.06	44,695
2015	0.98	0.95	32,661

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Invesco Oppenheimer Total Return Bond Fund A Class – 06-926 (formerly Oppenheimer Total Return Bond Fund – A Class)
Band 125
2019	$1.00	$1.08	1,231,266
2018	1.02	1.00	994,759
2017	0.99	1.02	1,299,794
2016	0.98	0.99	1,271,891
2015	1.00 (01/15/15)	0.98	179,594
Invesco Oppenheimer Total Return Bond Fund Y Class – 06-894 (formerly Oppenheimer Total Return Bond Fund – Y Class)
Band 125
2019	$1.01	$1.10	443,127
2018	1.03	1.01	544,700
2017	1.00	1.03	484,398
2016	0.98	1.00	2,264,702
Invesco Oppenheimer Value Fund A Class – 06-317 (formerly Oppenheimer Value Fund – A Class)
Band 125
2019	$1.34	$1.68	85,293
2018	1.53	1.34	80,791
2017	1.33	1.53	164,409
2016	1.20	1.33	173,939
2015	1.26	1.20	249,364
2014	1.16	1.26	166,074
2013	0.90	1.16	685,152
2012	0.80	0.90	25,333
2011	0.85	0.80	11,310
2010	0.75	0.85	6,931
Band 0
2019	$1.54	$1.96	–
2018	1.73	1.54	–
2017	1.49	1.73	–
2016	1.33	1.49	–
2015	1.38	1.33	30,691
Invesco Oppenheimer Value Fund Y Class – 06-762 (formerly Oppenheimer Value Fund – Y Class)
Band 125
2019	$1.60	$2.02	30,080
2018	1.83	1.60	25,325
2017	1.59	1.83	18,607
2016	1.43	1.59	22,769
2015	1.50	1.43	29,107
2014	1.37	1.50	33,897
2013	1.06	1.37	28,082
Oakmark Equity and Income Fund Institutional Class – 06-3XM
Band 125
2019	$1.00 (05/24/19)	$1.10	139,327

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Parnassus Core Equity Fund Investor Class – 06-497
Band 125
2019	$2.21	$2.85	1,207,085
2018	2.24	2.21	8,554,068
2017	1.95	2.24	10,021,804
2016	1.79	1.95	10,249,497
2015	1.82	1.79	6,938,021
2014	1.61	1.82	6,579,264
2013	1.22	1.61	6,081,821
2012	1.07	1.22	200,065
Parnassus Fund – 06-496
Band 125
2019	$2.16	$2.78	115,695
2018	2.43	2.16	635,232
2017	2.12	2.43	731,432
2016	1.89	2.12	895,119
2015	1.91	1.89	1,038,120
2014	1.69	1.91	975,914
2013	1.27	1.69	993,619
2012	1.02	1.27	993,452
2011	1.09	1.02	952,129
Parnassus Mid Cap Fund – 06-498
Band 125
2019	$2.13	$2.71	1,220,776
2018	2.31	2.13	6,099,392
2017	2.02	2.31	6,092,086
2016	1.76	2.02	5,334,412
2015	1.80	1.76	887,043
2014	1.64	1.80	480,155
2013	1.29	1.64	499,477
2012	1.11	1.29	2,441
2011	1.08	1.11	1,693
Band 0
2019	$2.36	$3.04	–
2018	2.53	2.36	–
2017	2.18	2.53	–
2016	1.88	2.18	1,094,856
2015	1.90	1.88	1,076,133
Pax Balanced Fund Investor Class – 06-568
Band 125
2019	$1.86	$2.22	583,881
2018	1.96	1.86	575,874
2017	1.75	1.96	550,169
2016	1.68	1.75	33,999
2015	1.71	1.68	27,400
2014	1.60	1.71	23,743
2013	1.39	1.60	7,017
2012	1.27	1.39	2,726
Band 100
2019	$1.90	$2.28	72,858
2018	2.00	1.90	80,842
2017	1.79	2.00	97,583

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Pax Global Environmental Markets Fund Investor Class – 06-569
Band 125
2019	$2.08	$2.63	180,096
2018	2.46	2.08	237,137
2017	1.97	2.46	288,365
2016	1.81	1.97	83,616
2015	1.86	1.81	185,794
2014	1.93	1.86	166,446
2013	1.48	1.93	6,423
2012	1.26	1.48	6,423
2011	1.42	1.26	6,589
Band 100
2019	$2.14	$2.70	9,983
2018	2.52	2.14	18,943
2017	2.01	2.52	19,342
Band 0
2019	$2.35	$3.00	88
2018	2.75	2.35	6,020
2017	2.17	2.75	4,859
Payden Emerging Markets Bond Investor Class – 06-501
Band 125
2019	$1.25	$1.44	16,938
2018	1.36	1.25	23,843
2017	1.23	1.36	229,116
2016	1.12	1.23	349,993
2015	1.14	1.12	292,036
2014	1.10	1.14	231,793
2013	1.20	1.10	56,463
2012	1.01	1.20	17,822
Band 0
2019	$1.38	$1.61	–
2018	1.49	1.38	–
2017	1.33	1.49	–
2016	1.19	1.33	408,661
2015	1.20	1.19	356,312
2014	1.14	1.20	394,082
2013	1.23	1.14	604,124
2012	1.03	1.23	801,108
PIMCO All Asset Fund Admin Class – 06-706
Band 125
2019	$1.15	$1.27	33,918
2018	1.23	1.15	55,125
2017	1.10	1.23	82,256
2016	0.98	1.10	65,244
2015	1.09	0.98	804,970
2014	1.10	1.09	772,823
2013	1.11	1.10	811,969
2012	0.97	1.11	57,525
2011	1.00 (06/23/11)	0.97	19,579
PIMCO All Asset Fund Institutional Class – 06-3FC
Band 125
2019	$0.97	$1.07	275,302
2018	1.00 (06/21/18)	0.97	87,871

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PIMCO Commodity Real Return Strategy Fund Admin Class – 06-018
Band 125
2019	$1.11	$1.23	637,365
2018	1.31	1.11	641,308
2017	1.29	1.31	558,470
2016	1.14	1.29	492,364
2015	1.56	1.14	480,229
2014	1.94	1.56	7,541
2013	2.00 (06/20/13)	1.94	322,728
PIMCO Commodity Real Return Strategy Fund R Class – 06-019
Band 125
2019	$1.08	$1.19	23,199
2018	1.28	1.08	31,485
2017	1.27	1.28	26,129
2016	1.13	1.27	22,057
2015	1.56	1.13	17,174
2014	1.94	1.56	5,430
PIMCO High Yield Fund Admin Class – 06-760
Band 125
2019	$2.35	$2.66	688,947
2018	2.44	2.35	880,074
2017	2.32	2.44	1,046,584
2016	2.09	2.32	1,175,794
2015	2.16	2.09	1,537,956
2014	2.12	2.16	2,064,628
2013	2.03	2.12	3,006,584
2012	1.80	2.03	3,168,957
2011	1.76	1.80	3,680,424
2010	1.56	1.76	3,640,277
Band 0
2019	$2.89	$3.31	–
2018	2.97	2.89	–
2017	2.78	2.97	–
2016	2.47	2.78	–
2015	2.53	2.47	338,297
2014	2.45	2.53	359,777
2013	2.32	2.45	305,756
2012	2.03	2.32	323,419
2011	1.96	2.03	269,113
2010	1.72	1.96	235,432
PIMCO All Asset Fund R Class – 06-017
Band 125
2019	$1.06	$1.16	1,833
2018	1.13	1.06	1,814
2017	1.02	1.13	1,796
2016	0.91	1.02	1,617
2015	1.02	0.91	26,139
2014	1.03	1.02	171,370
2013	1.00 (06/20/13)	1.03	49,313

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PIMCO CommoditiesPLUS Strategy Fund Admin Class – 06-896
Band 125
2019	$0.74	$0.87	1,097
2018	0.85	0.74	885
2017	0.78	0.85	5
2016	0.66	0.78	1,180,341
2015	0.94	0.66	1,106,829
PIMCO High Yield Fund Institutional Class – 06-FCJ
Band 125
2019	$1.02	$1.16	138,753
2018	1.06	1.02	502,095
2017	1.01	1.06	248,701
PIMCO High Yield Fund R Class – 06-705
Band 125
2019	$1.97	$2.22	475,664
2018	2.06	1.97	555,369
2017	1.96	2.06	676,284
2016	1.77	1.96	710,955
2015	1.84	1.77	803,140
2014	1.81	1.84	1,184,784
2013	1.74	1.81	1,301,889
2012	1.55	1.74	1,306,478
2011	1.52	1.55	1,374,856
2010	1.35	1.52	1,246,070
Band 100
2019	$2.05	$2.32	154,952
2018	2.13	2.05	147,765
2017	2.03	2.13	146,009
2016	1.83	2.03	143,345
2015	1.89	1.83	137,230
2014	1.86	1.89	155,388
2013	1.79	1.86	5,125
2012	1.58	1.79	26,156
2011	1.55	1.58	24,823
2010	1.38	1.55	22,441
Band 50
2019	$2.21	$2.51	136,514
2018	2.29	2.21	161,111
2017	2.16	2.29	167,253
2016	1.94	2.16	199,460
2015	2.00	1.94	198,254
2014	1.96	2.00	191,445
2013	1.87	1.96	224,638
2012	1.65	1.87	210,156
2011	1.60	1.65	190,865
2010	1.42	1.60	149,690

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.39	$2.73	–
2018	2.46	2.39	–
2017	2.31	2.46	–
2016	2.06	2.31	104,031
2015	2.12	2.06	95,788
2014	2.06	2.12	90,185
2013	1.96	2.06	86,690
2012	1.72	1.96	83,048
2011	1.66	1.72	63,438
2010	1.46	1.66	39,868
PIMCO Income Fund Admin Class – 06-768
Band 125
2019	$1.28	$1.36	16,609,968
2018	1.29	1.28	10,868,183
2017	1.21	1.29	14,410,405
2016	1.13	1.21	11,014,095
2015	1.12	1.13	2,376,463
2014	1.06	1.12	2,208,670
2013	1.02	1.06	291,009
PIMCO Income Fund Institutional Class – 06-FCK
Band 125
2019	$1.07	$1.14	7,397,416
2018	1.08	1.07	5,289,143
2017	1.00	1.08	557,155
Band 75
2019	$1.08	$1.16	41,975
2018	1.08	1.08	26,978
PIMCO Income Fund R Class – 06-769
Band 125
2019	$1.25	$1.33	304,676
2018	1.27	1.25	457,540
2017	1.19	1.27	1,260,056
2016	1.11	1.19	727,916
2015	1.11	1.11	672,377
2014	1.05	1.11	367,485
2013	1.02	1.05	931,257
Band 0
2019	$1.35	$1.45	15,697
2018	1.35	1.35	254,181
2017	1.25	1.35	253,059
2016	1.16	1.25	206,673

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PIMCO Real Return Fund Admin Class – 06-707
Band 125
2019	$1.10	$1.17	2,312,222
2018	1.13	1.10	2,993,419
2017	1.11	1.13	4,820,065
2016	1.07	1.11	6,678,926
2015	1.12	1.07	5,729,439
2014	1.10	1.12	5,629,364
2013	1.22	1.10	4,806,815
2012	1.14	1.22	2,478,912
2011	1.03	1.14	594,719
2010	1.00 (05/27/10)	1.03	1,672
Band 0
2019	$1.22	$1.32	18,000
2018	1.25	1.22	16,841
2017	1.20	1.25	13,417
2016	1.15	1.20	239,740
2015	1.18	1.15	210,664
2014	1.15	1.18	196,175
PIMCO Real Return Fund Institutional Class – 06-FCM
Band 125
2019	$0.99	$1.06	2,139,857
2018	1.02	0.99	1,193,252
2017	1.00	1.02	427,532
Band 75
2019	$1.00	$1.08	32,447
2018	1.03	1.00	15,858
Band 0
2019	$1.02	$1.10	369,522
2018	1.04	1.02	347,609
2017	1.00	1.04	267,713
PIMCO Real Return Fund R Class – 06-708
Band 125
2019	$1.06	$1.13	219,913
2018	1.10	1.06	368,642
2017	1.08	1.10	678,145
2016	1.05	1.08	1,043,939
2015	1.10	1.05	1,564,745
2014	1.08	1.10	1,606,781
2013	1.21	1.08	1,200,747
2012	1.13	1.21	773,149
2011	1.03	1.13	209,010
2010	1.00 (05/27/10)	1.03	167

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.18	$1.27	–
2018	1.21	1.18	195,138
2017	1.17	1.21	197,733
2016	1.12	1.17	265,531
2015	1.16	1.12	284,023
2014	1.13	1.16	351,072
PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged) Inst Class – 06-3WR
Band 125
2019	$1.00 (04/25/19)	$1.08	333,031
PIMCO Total Return Fund Admin Class – 06-291
Band 125
2019	$1.51	$1.61	4,204,036
2018	1.54	1.51	4,866,185
2017	1.49	1.54	6,291,806
2016	1.47	1.49	7,831,083
2015	1.48	1.47	16,449,844
2014	1.44	1.48	32,531,748
2013	1.49	1.44	58,632,522
2012	1.37	1.49	54,380,902
2011	1.33	1.37	43,049,477
2010	1.24	1.33	30,193,638
Band 100
2019	$1.56	$1.66	–
2018	1.58	1.56	–
2017	1.52	1.58	8,862
2016	1.50	1.52	8,862
2015	1.51	1.50	8,862
2014	1.46	1.51	8,862
2013	1.51	1.46	8,862
2012	1.38	1.51	8,862
Band 0
2019	$1.75	$1.89	–
2018	1.76	1.75	–
2017	1.67	1.76	–
2016	1.64	1.67	–
2015	1.63	1.64	1,176,985
2014	1.56	1.63	1,202,015
2013	1.59	1.56	1,246,769
2012	1.45	1.59	1,432,632
2011	1.39	1.45	1,340,782
2010	1.28	1.39	1,368,629
PIMCO Total Return Fund Institutional Class – 06-FCN
Band 125
2019	$1.02	$1.10	808,400
2018	1.04	1.02	609,515
2017	1.00	1.04	156,534

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PIMCO Total Return Fund R Class – 06-680
Band 125
2019	$1.55	$1.65	2,850,397
2018	1.58	1.55	2,451,074
2017	1.54	1.58	3,707,475
2016	1.53	1.54	4,805,376
2015	1.54	1.53	9,104,459
2014	1.50	1.54	15,368,712
2013	1.56	1.50	22,154,552
2012	1.44	1.56	22,594,506
2011	1.41	1.44	18,591,317
2010	1.32	1.41	14,195,232
Band 100
2019	$1.61	$1.72	504,752
2018	1.64	1.61	547,946
2017	1.59	1.64	692,363
2016	1.57	1.59	813,160
2015	1.59	1.57	886,694
2014	1.54	1.59	940,853
2013	1.60	1.54	33,032
2012	1.47	1.60	56,310
2011	1.44	1.47	49,991
2010	1.34	1.44	86,483
Band 50
2019	$1.74	$1.86	21,380
2018	1.76	1.74	175
2017	1.70	1.76	69,530
2016	1.67	1.70	74,004
2015	1.68	1.67	72,248
2014	1.62	1.68	69,397
2013	1.67	1.62	67,911
2012	1.53	1.67	63,513
2011	1.49	1.53	62,707
2010	1.38	1.49	13,235
Band 0
2019	$1.88	$2.02	–
2018	1.89	1.88	–
2017	1.81	1.89	–
2016	1.78	1.81	–
2015	1.78	1.78	647,381
2014	1.71	1.78	1,280,647
2013	1.75	1.71	1,581,858
2012	1.60	1.75	1,770,587
2011	1.54	1.60	1,036,725
2010	1.43	1.54	473,728

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Pioneer Bond Fund A Class – 06-834
Band 125
2019	$1.07	$1.14	4,186,350
2018	1.09	1.07	6,615,713
2017	1.06	1.09	8,475,188
2016	1.03	1.06	9,638,439
2015	1.04	1.03	8,325,651
2014	0.99	1.04	5,663,682
2013	1.00	0.99	77,462
Band 100
2019	$1.08	$1.16	388,444
2018	1.10	1.08	430,812
2017	1.07	1.10	684,168
2016	1.03	1.07	732,167
2015	1.04	1.03	446,236
Band 50
2019	$1.12	$1.21	685,228
2018	1.13	1.12	870,000
2017	1.09	1.13	833,219
2016	1.05	1.09	1,021,087
Band 0
2019	$1.15	$1.25	1,096,460
2018	1.16	1.15	1,032,257
2017	1.11	1.16	890,088
2016	1.07	1.11	1,506,464
2015	1.07	1.07	1,039,711
2014	1.01	1.07	1,046,068
2013	1.00	1.01	269,692
Pioneer Bond Fund K Class – 06-FCP
Band 125
2019	$1.02	$1.10	13,944,467
2018	1.04	1.02	7,829,878
2017	1.00	1.04	1,433,230
Band 75
2019	$1.03	$1.12	344,591
2018	1.04	1.03	202,672
Pioneer Bond Fund Y Class – 06-823
Band 125
2019	$1.08	$1.17	49,739,141
2018	1.10	1.08	32,351,154
2017	1.07	1.10	36,869,265
2016	1.03	1.07	37,476,469
2015	1.04	1.03	25,189,411
2014	1.00	1.04	16,702,846
2013	1.00	1.00	285,805

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.17	$1.27	–
2018	1.17	1.17	–
2017	1.12	1.17	–
2016	1.07	1.12	678,034
Pioneer Dynamic Credit Fund A Class – 06-022
Band 125
2019	$1.05	$1.14	676
2018	1.09	1.05	486
2017	1.05	1.09	533
2016	0.96	1.05	300
Pioneer Equity Income Fund A Class – 06-327
Band 125
2019	$1.68	$2.08	1,352,023
2018	1.87	1.68	1,529,481
2017	1.65	1.87	2,184,854
2016	1.40	1.65	2,202,139
2015	1.41	1.40	866,357
2014	1.27	1.41	492,998
2013	1.00	1.27	1,933,672
2012	0.92	1.00	94,358
2011	0.87	0.92	15,071
2010	0.74	0.87	8,330
Band 100
2019	$1.73	$2.15	193,885
2018	1.92	1.73	216,407
2017	1.68	1.92	319,203
2016	1.43	1.68	370,204
Band 50
2019	$1.83	$2.28	561,062
2018	2.02	1.83	739,550
2017	1.76	2.02	692,675
2016	1.49	1.76	719,989
Band 0
2019	$1.93	$2.42	7,498
2018	2.12	1.93	2,265
Pioneer Equity Income Fund K Class – 06-FCR
Band 125
2019	$1.03	$1.28	2,279,918
2018	1.14	1.03	2,292,016
2017	1.00	1.14	772,836
Pioneer Equity Income Fund Y Class – 06-828
Band 125
2019	$1.81	$2.24	14,750,941
2018	2.00	1.81	16,647,961
2017	1.76	2.00	18,425,078
2016	1.49	1.76	22,769,087
2015	1.50	1.49	732,404
2014	1.34	1.50	4,141
2013	1.05	1.34	37,694

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.95	$2.45	1,687,268
2018	2.14	1.95	1,774,730
2017	1.85	2.14	1,916,986
2016	1.55	1.85	2,015,750
Pioneer Fund A Class – 06-833
Band 125
2019	$1.88	$2.43	100,625
2018	1.93	1.88	116,170
2017	1.61	1.93	115,591
2016	1.49	1.61	125,625
2015	1.51	1.49	137,498
Band 100
2019	$1.90	$2.47	16,922
2018	1.96	1.90	16,771
2017	1.63	1.96	27,021
2016	1.50	1.63	38,390
2015	1.52	1.50	59,718
Pioneer Fund VCT Portfolio I Class – 06-590
Band 125
2019	$2.50	$3.24	440,159
2018	2.57	2.50	459,225
2017	2.14	2.57	530,460
2016	1.97	2.14	569,827
2015	2.00	1.97	675,801
2014	1.82	2.00	772,117
2013	1.38	1.82	1,053,562
2012	1.27	1.38	1,215,288
2011	1.35	1.27	1,603,035
2010	1.17	1.35	3,265,727
Pioneer Fundamental Growth Fund A Class – 06-628
Band 125
2019	$1.99	$2.63	242,038
2018	2.02	1.99	692,316
2017	1.67	2.02	1,430,867
2016	1.63	1.67	2,161,969
2015	1.56	1.63	1,078,572
2014	1.38	1.56	1,059,287
2013	1.05	1.38	891,834
2012	1.00 (05/24/12)	1.05	472,247
Band 0
2019	$2.16	$2.89	5,338
2018	2.17	2.16	184,202
2017	1.77	2.17	206,173
2016	1.71	1.77	269,966
2015	1.61	1.71	776,788
2014	1.41	1.61	419,312

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Pioneer Fundamental Growth Fund K Class – 06-FCT
Band 125
2019	$1.20	$1.59	844,239
2018	1.22	1.20	764,699
2017	1.00	1.22	498,056
Pioneer Fundamental Growth Fund Y Class – 06-626
Band 125
2019	$2.03	$2.69	2,919,734
2018	2.06	2.03	5,252,061
2017	1.69	2.06	6,823,137
2016	1.65	1.69	8,364,222
2015	1.57	1.65	3,948,833
2014	1.39	1.57	1,185,823
2013	1.06	1.39	1,297,117
2012	1.00 (05/24/12)	1.06	3,923
Band 0
2019	$2.20	$2.96	604,426
2018	2.21	2.20	643,128
2017	1.79	2.21	549,868
2016	1.73	1.79	443,179
Pioneer Global Equity Fund A Class – 06-GGH
Band 125
2019	$0.88	$1.07	43,119
2018	1.06	0.88	41,850
2017	1.00 (09/21/17)	1.06	53,752
Pioneer Global Equity Fund Y Class – 06-GGJ
Band 125
2019	$0.88	$1.08	156
2018	1.06	0.88	128
Pioneer High Yield Fund A Class – 06-837
Band 125
2019	$1.22	$1.37	270,980
2018	1.27	1.22	288,426
2017	1.20	1.27	268,382
2016	1.06	1.20	350,960
2015	1.13	1.06	443,830
2014	1.15	1.13	20,255
2013	1.04	1.15	475,865
Band 100
2019	$1.24	$1.40	70,061
2018	1.29	1.24	72,098
2017	1.21	1.29	75,627
2016	1.07	1.21	124,925
2015	1.14	1.07	227,850

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2019	$1.28	$1.45	72,152
2018	1.32	1.28	72,177
2017	1.24	1.32	90,135
2016	1.09	1.24	106,920
2015	1.15	1.09	88,542
2014	1.16	1.15	121,113
2013	1.04	1.16	118,242
Pioneer High Yield Fund Y Class – 06-829
Band 125
2019	$1.25	$1.40	5,222
2018	1.29	1.25	56,134
2017	1.22	1.29	51,130
2016	1.07	1.22	38,164
2015	1.14	1.07	9,057
2014	1.15	1.14	4,568
Pioneer Mid Cap Value Fund A Class – 06-838
Band 125
2019	$1.49	$1.89	221,322
2018	1.88	1.49	200,561
2017	1.69	1.88	158,785
2016	1.47	1.69	149,385
2015	1.59	1.47	119,561
2014	1.40	1.59	373
2013	1.07	1.40	101
Band 100
2019	$1.52	$1.92	17,230
2018	1.90	1.52	21,554
2017	1.70	1.90	29,198
2016	1.48	1.70	95,063
2015	1.60	1.48	27,349
Band 0
2019	$1.61	$2.07	156,533
2018	2.00	1.61	151,528
Pioneer Mid Cap Value Fund Y Class – 06-831
Band 125
2019	$1.52	$1.93	–
2018	1.91	1.52	57,057
2017	1.71	1.91	89,869
2016	1.49	1.71	112,616
2015	1.60	1.49	10,439
Pioneer Select Mid Cap Growth Fund A Class – 06-836
Band 125
2019	$1.99	$2.61	1,007,771
2018	2.15	1.99	1,078,399
2017	1.68	2.15	741,444
2016	1.64	1.68	629,301
2015	1.64	1.64	378,206
2014	1.52	1.64	78,553

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.15	$2.85	1,681
2018	2.29	2.15	192,946
2017	1.77	2.29	185,753
2016	1.71	1.77	186,339
Pioneer Select Mid Cap Growth Fund K Class – 06-FCV
Band 125
2019	$1.17	$1.54	5,379,135
2018	1.26	1.17	2,983,941
2017	0.98	1.26	562,337
Pioneer Select Mid Cap Growth VCT Portfolio I Class – 06-591
Band 125
2019	$3.60	$4.74	3,228,655
2018	3.90	3.60	2,716,231
2017	3.04	3.90	2,826,384
2016	2.97	3.04	3,385,926
2015	2.95	2.97	3,683,944
2014	2.73	2.95	4,017,679
2013	1.94	2.73	4,557,821
2012	1.84	1.94	5,399,665
2011	1.90	1.84	6,289,827
2010	1.60	1.90	6,585,204
Pioneer Strategic Income Fund A Class – 06-594
Band 125
2019	$1.17	$1.28	492,380
2018	1.21	1.17	507,323
2017	1.17	1.21	882,732
2016	1.10	1.17	866,266
2015	1.13	1.10	1,267,679
2014	1.09	1.13	1,279,619
2013	1.09	1.09	1,082,068
2012	0.99	1.09	376,469
2011	1.00 (06/23/11)	0.99	1,401
Band 0
2019	$1.29	$1.42	_
2018	1.32	1.29	–
2017	1.25	1.32	–
2016	1.16	1.25	–
2015	1.18	1.16	67,281
2014	1.13	1.18	43,358
Pioneer Strategic Income Fund K Class – 06-FCW
Band 125
2019	$1.02	$1.11	648,211
2018	1.05	1.02	522,885
2017	1.00	1.05	505,127

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Pioneer Strategic Income Fund Y Class – 06-CGG
Band 125
2019	$1.05	$1.15	188,880
2018	1.08	1.05	295,327
2017	1.04	1.08	545,391
2016	0.97	1.04	1,217,549
2015	1.00 (08/07/15)	0.97	762,112
Band 0
2019	$1.10	$1.21	80,534
2018	1.12	1.10	37,247
2017	1.06	1.12	35,429
2016	0.98	1.06	14,173
2015	1.00 (08/07/15)	0.98	9,877
Federated International Equity Fund A Class – 06-CHH (formerly PNC International Equity Fund – A Class)
Band 125
2019	$1.10	$1.33	266,363
2018	1.28	1.10	136,389
2017	0.98	1.28	30,113
2016	0.99	0.98	8,745
Band 0
2019	$1.15	$1.40	43,045
Federated International Equity Fund IS Class – 06-CHJ (formerly PNC International Equity Fund – I Class)
Band 125
2019	$1.11	$1.35	807,313
2018	1.29	1.11	403,701
2017	0.98	1.29	353,932
2016	0.99	0.98	905
Band 0
2019	$1.16	$1.42	1,404,098
Principal Bond Market Index Fund R3 Class – 06-FHX
Band 125
2019	$0.99	$1.06	5,665
Principal Income Fund R6 Class – 06-3JJ
Band 125
2019	$1.00	$1.08	1,408,492
2018	1.00 (09/20/18)	1.00	1,424,119
Principal International Equity Index Fund R3 Class – 06-CVG
Band 125
2019	$0.98	$1.16	247,989
2018	1.15	0.98	35,578
Principal LargeCap Growth Fund R6 Class – 06-3JH
Band 125
2019	$0.86	$1.15	599,101
2018	1.00 (09/20/18)	0.86	625,775

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Principal MidCap S&P 400 Index Fund R3 Class – 06-FPW
Band 125
2019	$0.97	$1.21	599,173
2018	1.12	0.97	471,005
2017	1.00 (03/23/17)	1.12	619,626
Band 100
2019	$0.98	$1.21	55,150
2018	1.12	0.98	43,883
2017	1.00 (03/23/17)	1.12	24,138
Band 50
2019	$0.99	$1.23	2,745
2018	1.12	0.99	4,029
2017	1.00 (03/23/17)	1.12	11,615
Principal SmallCap S&P 600 Index Fund R3 Class – 06-FPX
Band 125
2019	$1.01	$1.22	906,635
2018	1.13	1.01	713,343
2017	1.00 (03/23/17)	1.13	644,253
Band 100
2019	$1.02	$1.23	58,129
2018	1.13	1.02	40,337
2017		1.13	24,875
Band 50
2019	$1.03	$1.24	553
2018	1.13	1.03	563
2017	1.00 (03/23/17)	1.13	575
Band 0
2019	$1.03	$1.26	3,173
2018	1.14	1.03	3,051
PGIM Day One 2020 Fund R6 Class – 06-44K
Band 125
2019	$1.00 (07/26/19)	$1.04	358,557
PGIM Day One 2025 Fund R6 Class – 06-44M
Band 125
2019	$1.00 (07/26/19)	$1.04	345,822
PGIM Day One 2030 Fund R6 Class – 06-44N
Band 125
2019	$1.00 (07/26/19)	$1.05	218,332
PGIM Day One 2035 Fund R6 Class – 06-44P
Band 125
2019	$1.00 (07/26/19)	$1.06	302,472
PGIM Day One 2040 Fund R6 Class – 06-44R
Band 125
2019	$1.00 (07/26/19)	$1.06	312,265

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM Day One 2045 Fund R6 Class – 06-44T
Band 125
2019	$1.00 (07/26/19)	$1.06	106,743
PGIM Day One 2050 Fund R6 Class – 06-44V
Band 125
2019	$1.00 (07/26/19)	$1.06	111,597
PGIM Day One 2055 Fund R6 Class – 06-44W
Band 125
2019	$1.00 (07/26/19)	$1.07	69,508
PGIM Day One 2060 Fund R6 Class – 06-44X
Band 125
2019	$1.00 (07/26/19)	$1.07	6,617
PGIM Day One Income Fund R6 Class – 06-44G
Band 125
2019	$1.00 (07/26/19)	$1.03	7,519
PGIM Global Real Estate Fund A Class – 06-531
Band 125
2019	$1.63	$2.00	192,423
2018	1.74	1.63	259,343
2017	1.59	1.74	362,172
2016	1.60	1.59	379,568
2015	1.62	1.60	468,172
2014	1.44	1.62	435,196
2013	1.41	1.44	564,275
2012	1.12	1.41	423,435
2011	1.21	1.12	241,213
2010	1.00 (05/27/10)	1.21	14,680
Band 100
2019	$1.66	$2.05	61,088
2018	1.77	1.66	57,198
2017	1.61	1.77	67,136
2016	1.62	1.61	91,672
2015	1.64	1.62	107,556
2014	1.45	1.64	111,813
Band 0
2019	$1.81	$2.25	–
2018	1.91	1.81	–
2017	1.72	1.91	–
2016	1.71	1.72	–
2015	1.72	1.71	9,191
2014	1.51	1.72	233,043
2013	1.45	1.51	6,440
2012	1.15	1.45	85,323
2011	1.22	1.15	81,849
PGIM Global Real Estate Fund R4 Class – 06-3FP
Band 125
2019	$0.95	$1.17	408,883
2018	1.00 (06/21/18)	0.95	326,666

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM Global Real Estate Fund R6 Class – 06-FCX
Band 125
2019	$1.04	$1.29	299,599
2018	1.11	1.04	893,242
2017	1.00	1.11	64,036
Band 0
2019	$1.07	$1.34	1,608,445
2018	1.12	1.07	1,664,452
2017	1.01	1.12	1,701,027
PGIM Global Real Estate Fund Z Class – 06-526
Band 125
2019	$1.68	$2.07	344,862
2018	1.78	1.68	2,927,017
2017	1.62	1.78	4,046,992
2016	1.63	1.62	4,631,843
2015	1.64	1.63	4,125,624
2014	1.46	1.64	3,769,563
2013	1.42	1.46	1,924,640
2012	1.13	1.42	750,532
2011	1.21	1.13	351,243
2010	1.00 (05/27/10)	1.21	122,878
Band 0
2019	$1.87	$2.33	–
2018	1.96	1.87	–
2017	1.76	1.96	–
2016	1.74	1.76	1,334,112
2015	1.74	1.74	1,263,582
2014	1.52	1.74	1,818,599
2013	1.47	1.52	1,978,304
2012	1.15	1.47	2,259,241
PGIM High Yield Fund A Class – 06-533
Band 125
2019	$1.55	$1.78	1,813,936
2018	1.60	1.55	1,925,917
2017	1.51	1.60	2,321,614
2016	1.33	1.51	2,652,193
2015	1.38	1.33	3,043,215
2014	1.36	1.38	3,100,337
2013	1.29	1.36	3,113,756
2012	1.15	1.29	1,814,111
2011	1.11	1.15	461,320
2010	1.00 (05/27/10)	1.11	24,381
Band 100
2019	$1.59	$1.82	407,135
2018	1.63	1.59	491,244
2017	1.53	1.63	882,966
2016	1.34	1.53	874,273
2015	1.40	1.34	853,358
2014	1.38	1.40	617,821
2013	1.30	1.38	153

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.73	$2.01	158,505
2018	1.76	1.73	103,343
2017	1.64	1.76	91,836
2016	1.42	1.64	149,602
2015	1.46	1.42	134,303
2014	1.43	1.46	89,822
2013	1.33	1.43	20
PGIM High-Yield Fund R2 Class – 06-3FH
Band 125
2019	$0.97	$1.11	12,412
PGIM High-Yield Fund R4 Class – 06-3FJ
Band 125
2019	$0.97	$1.11	700
PGIM High-Yield Fund R6 Class – 06-FCY
Band 125
2019	$1.05	$1.20	4,850,893
2018	1.07	1.05	4,372,853
2017	1.01	1.07	671,963
Band 75
2019	$1.06	$1.22	189,681
2018	1.08	1.06	44,537
PGIM High Yield Fund Z Class – 06-532
Band 125
2019	$1.59	$1.83	8,962,579
2018	1.63	1.59	10,008,429
2017	1.53	1.63	12,943,915
2016	1.35	1.53	12,543,159
2015	1.40	1.35	11,178,894
2014	1.38	1.40	7,384,604
2013	1.30	1.38	7,203,230
2012	1.15	1.30	7,203,555
2011	1.11	1.15	1,401,886
2010	1.00 (05/27/10)	1.11	485,089
Band 0
2019	$1.77	$2.06	622,760
2018	1.80	1.77	666,392
2017	1.67	1.80	576,699
2016	1.44	1.67	771,982
2015	1.48	1.44	190,017
2014	1.44	1.48	162,571
2013	1.34	1.44	564,636
2012	1.18	1.34	485,084

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM Jennison 20/20 Focus A Class – 06-536
Band 125
2019	$2.01	$2.56	66,732
2018	2.15	2.01	67,818
2017	1.72	2.15	72,728
2016	1.69	1.72	84,524
2015	1.63	1.69	108,758
2014	1.56	1.63	126,421
2013	1.22	1.56	271,338
2012	1.10	1.22	178,893
2011	1.16	1.10	142,547
2010	1.00 (05/27/10)	1.16	11,571
Band 100
2019	$2.06	$2.62	62,474
2018	2.19	2.06	73,743
2017	1.75	2.19	76,306
2016	1.71	1.75	79,030
2015	1.65	1.71	87,318
2014	1.57	1.65	96,299
PGIM Jennison 20/20 Focus Z Class – 06-534
Band 125
2019	$2.07	$2.63	–
2018	2.20	2.07	–
2017	1.75	2.20	–
2016	1.71	1.75	–
2015	1.66	1.71	2,804
2014	1.57	1.66	1,061
2013	1.23	1.57	245,685
2012	1.10	1.23	313,758
2011	1.16	1.10	290,652
PGIM Jennison Financial Services Fund A Class – 06-456
Band 125
2019	$1.37	$1.80	142,825
2018	1.61	1.37	129,808
2017	1.32	1.61	128,727
2016	1.30	1.32	56,393
2015	1.48	1.30	147,320
2014	1.59	1.48	199,476
2013	1.25	1.59	252,635
2012	0.95	1.25	132,685
2011	1.19	0.95	84,943
2010	1.02	1.19	11,141
Band 100
2019	$1.40	$1.85	11,096
2018	1.64	1.40	20,474
2017	1.34	1.64	20,509
2016	1.32	1.34	25,217
2015	1.50	1.32	32,681
2014	1.61	1.50	28,520
2013	1.26	1.61	727
2012	0.96	1.26	2,969

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.53	$2.04	–
2018	1.78	1.53	–
2017	1.44	1.78	–
2016	1.40	1.44	–
2015	1.58	1.40	1,365
2014	1.67	1.58	1,943
2013	1.30	1.67	2,593
2012	0.98	1.30	159
2011	1.20	0.98	358
PGIM Jennison Financial Services Fund Z Class – 06-457
Band 125
2019	$1.40	$1.85	94,875
2018	1.65	1.40	94,705
2017	1.35	1.65	94,881
2016	1.32	1.35	203,204
2015	1.50	1.32	142,879
2014	1.61	1.50	234,402
2013	1.26	1.61	213,927
2012	0.96	1.26	100,464
2011	1.19	0.96	81,788
PGIM Jennison Focused Growth Fund Z Class – 06-063
Band 125
2019	$1.52	$2.00	7,342
2018	1.50	1.52	3,750
2017	1.12	1.50	76
2016	1.17	1.12	2,573
PGIM Jennison Health Sciences Fund A Class – 06-458
Band 125
2019	$3.68	$4.30	205,366
2018	3.87	3.68	381,479
2017	2.99	3.87	340,591
2016	3.55	2.99	492,240
2015	3.42	3.55	827,535
2014	2.56	3.42	530,485
2013	1.66	2.56	675,739
2012	1.34	1.66	408,777
2011	1.21	1.34	164,560
2010	1.03	1.21	15,814
Band 100
2019	$3.76	$4.40	76,395
2018	3.95	3.76	134,352
2017	3.04	3.95	193,366
2016	3.60	3.04	201,082
2015	3.46	3.60	340,910
2014	2.58	3.46	250,136
2013	1.67	2.58	2,815
2012	1.35	1.67	2,644

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$4.12	$4.87	–
2018	4.28	4.12	–
2017	3.26	4.28	–
2016	3.82	3.26	–
2015	3.64	3.82	–
2014	2.69	3.64	–
2013	1.72	2.69	–
2012	1.38	1.72	10,057
PGIM Jennison Health Sciences Fund Z Class – 06-459
Band 125
2019	$3.78	$4.42	390,002
2018	3.96	3.78	1,700,140
2017	3.05	3.96	1,526,828
2016	3.61	3.05	1,349,096
2015	3.47	3.61	1,305,928
2014	2.59	3.47	977,638
2013	1.67	2.59	730,130
2012	1.35	1.67	459,585
2011	1.21	1.35	141,943
PGIM Jennison Mid Cap Growth Fund A Class – 06-461
Band 125
2019	$2.03	$2.75	513,527
2018	2.25	2.03	601,765
2017	1.86	2.25	1,594,857
2016	1.82	1.86	1,968,244
2015	1.89	1.82	2,750,737
2014	1.75	1.89	2,825,271
2013	1.39	1.75	2,865,318
2012	1.21	1.39	2,272,166
2011	1.20	1.21	833,948
2010	1.02	1.20	125,190
Band 100
2019	$2.08	$2.82	319,968
2018	2.29	2.08	365,724
2017	1.89	2.29	478,997
2016	1.84	1.89	630,286
2015	1.91	1.84	631,730
2014	1.77	1.91	602,861
2013	1.40	1.77	2,112
2012	1.22	1.40	1,110
PGIM Jennison Mid Cap Growth Fund R6 Class – 06-FFF
Band 125
2019	$1.08	$1.47	1,411,351
2018	1.19	1.08	677,030
2017	0.98	1.19	653,911
Band 75
2019	$1.09	$1.49	134,293
2018	1.20	1.09	126,019

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM Jennison Mid Cap Growth Fund Z Class – 06-462
Band 125
2019	$2.09	$2.83	1,339,921
2018	2.30	2.09	4,547,660
2017	1.90	2.30	5,591,142
2016	1.85	1.90	8,300,239
2015	1.92	1.85	8,573,639
2014	1.77	1.92	8,524,807
2013	1.40	1.77	8,589,917
2012	1.22	1.40	7,164,718
2011	1.21	1.22	4,698,055
2010	1.02	1.21	2,366,801
Band 0
2019	$2.34	$3.21	–
2018	2.54	2.34	–
2017	2.07	2.54	–
2016	1.99	2.07	1,433,364
2015	2.04	1.99	1,383,713
2014	1.87	2.04	1,245,641
2013	1.46	1.87	1,709,726
2012	1.25	1.46	1,827,836
PGIM Jennison Natural Resources Fund A Class – 06-453
Band 125
2019	$0.59	$0.68	369,439
2018	0.83	0.59	415,809
2017	0.80	0.83	455,460
2016	0.60	0.80	629,350
2015	0.86	0.60	805,341
2014	1.09	0.86	856,358
2013	1.01	1.09	846,576
2012	1.05	1.01	625,061
2011	1.31	1.05	429,634
2010	1.04	1.31	14,085
Band 100
2019	$0.60	$0.70	47,573
2018	0.84	0.60	49,080
2017	0.81	0.84	59,392
2016	0.61	0.81	170,945
2015	0.87	0.61	75,993
2014	1.10	0.87	58,113
Band 0
2019	$0.66	$0.77	–
2018	0.91	0.66	–
2017	0.87	0.91	–
2016	0.65	0.87	–
2015	0.92	0.65	59,098
2014	1.15	0.92	39,348
2013	1.05	1.15	19,065
2012	1.08	1.05	11,161
2011	1.32	1.08	7,568

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM Jennison Natural Resources Fund R6 Class – 06-FFG
Band 125
2019	$0.72	$0.83	650,569
2018	1.00	0.72	530,224
2017	0.96	1.00	421,709
PGIM Jennison Natural Resources Fund Z Class – 06-454
Band 125
2019	$0.61	$0.70	144,595
2018	0.85	0.61	669,216
2017	0.81	0.85	1,110,661
2016	0.61	0.81	1,175,492
2015	0.88	0.61	1,793,825
2014	1.11	0.88	1,443,603
2013	1.02	1.11	1,292,196
2012	1.06	1.02	1,032,642
2011	1.31	1.06	747,545
2010	1.04	1.31	111,988
PGIM Jennison Small Company Fund R6 Class – 06-GJN
Band 125
2019	$0.90	$1.15	81,789
2018	1.05	0.90	1,740
PGIM Jennison Small Company Fund A Class – 06-589
Band 125
2019	$1.56	$1.98	302,832
2018	1.82	1.56	287,519
2017	1.55	1.82	289,499
2016	1.38	1.55	474,588
2015	1.46	1.38	555,574
2014	1.37	1.46	392,335
2013	1.03	1.37	474,775
2012	0.92	1.03	446,337
PGIM Jennison Small Company Fund Z Class – 06-593
Band 125
2019	$1.59	$2.02	558,136
2018	1.86	1.59	1,155,142
2017	1.57	1.86	1,522,019
2016	1.40	1.57	1,103,642
2015	1.47	1.40	2,549,103
2014	1.38	1.47	2,172,499
2013	1.04	1.38	1,654,985
2012	0.92	1.04	34,010
PGIM QMA Mid Cap Value Fund A Class – 06-080
Band 125
2019	$1.00	$1.19	240,466
2018	1.27	1.00	338,444
2017	1.14	1.27	280,722
2016	0.96	1.14	333,247
2015	1.04	0.96	117,987

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
PGIM QMA Mid Cap Value Fund R6 Class – 06-GCF
Band 125
2019	$0.88	$1.04	107,545
2018	1.11	0.88	108,117
PGIM QMA Mid Cap Value Fund Z Class – 06-064
Band 125
2019	$1.01	$1.20	1,062,573
2018	1.28	1.01	1,820,764
2017	1.15	1.28	2,407,769
2016	0.96	1.15	1,959,773
2015	1.04	0.96	3,233,327
2014	1.00 (06/26/14)	1.04	7,063
PGIM Total Return Bond Fund A Class – 06-538
Band 125
2019	$1.29	$1.42	4,219,244
2018	1.32	1.29	5,695,681
2017	1.26	1.32	7,304,366
2016	1.22	1.26	8,134,061
2015	1.24	1.22	6,928,446
2014	1.18	1.24	4,624,302
2013	1.20	1.18	3,419,144
2012	1.11	1.20	2,606,393
2011	1.05	1.11	461,207
2010	1.00 (05/27/10)	1.05	46,005
Band 100
2019	$1.32	$1.45	754,266
2018	1.35	1.32	840,779
2017	1.28	1.35	1,133,426
2016	1.24	1.28	1,342,572
2015	1.25	1.24	1,266,896
2014	1.19	1.25	1,109,935
2013	1.21	1.19	1,288
Band 0
2019	$1.44	$1.60	–
2018	1.46	1.44	11,478
2017	1.37	1.46	31,136
2016	1.31	1.37	138,472
2015	1.31	1.31	332,770
2014	1.23	1.31	219,047
PGIM Total Return Bond Fund R2 Class – 06-3FK
Band 125
2019	$1.01	$1.10	19,553
2018	1.00 (06/21/18)	1.01	164,204
PGIM Total Return Bond Fund R4 Class – 06-3FM
Band 125
2019	$1.01	$1.11	1,032,580
PGIM Total Return Bond Fund R6 Class – 06-FFH
Band 125
2019	$1.04	$1.14	25,715,626
2018	1.06	1.04	18,901,742
2017	1.00	1.06	4,793,832

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.07	$1.18	916,309
2018	1.07	1.07	1,140,807
2017	1.00	1.07	873,145
PGIM Total Return Bond Fund Z Class – 06-537
Band 125
2019	$1.32	$1.45	17,345,484
2018	1.35	1.32	26,088,555
2017	1.28	1.35	34,470,621
2016	1.24	1.28	28,580,730
2015	1.25	1.24	20,210,654
2014	1.18	1.25	12,454,031
2013	1.21	1.18	2,095,986
2012	1.12	1.21	1,574,335
2011	1.05	1.12	367,366
Band 0
2019	$1.47	$1.63	36,225
2018	1.48	1.47	19,727
2017	1.39	1.48	15,478
2016	1.33	1.39	436,441
2015	1.33	1.33	343,278
2014	1.24	1.33	306,983
2013	1.25	1.24	201,284
2012	1.14	1.25	161,543
Putnam Diversified Income Trust Y Class – 06-897
Band 125
2019	$1.06	$1.18	2,669
Putnam Dynamic Asset Allocation Balanced Fund R6 Class – 06-GNN
Band 125
2019	$0.93	$1.08	435,682
Putnam Dynamic Asset Allocation Growth Fund A Class – 06-GNW
Band 0
2019	$0.91	$1.10	13,449
Putnam Dynamic Asset Allocation Growth Fund R6 Class – 06-GNX
Band 125
2019	$0.90	$1.08	8,266
2018	1.01	0.90	7,361
Putnam Equity Income Fund A Class – 06-FCG
Band 125
2019	$1.02	$1.31	601,259
2018	1.13	1.02	292,219
Putnam Equity Income Fund Y Class – 06-FCF
Band 125
2019	$1.03	$1.32	1,224,470

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Putnam Equity Income Fund R6 Class – 06-36H
Band 125
2019	$0.91	$1.17	524,903
Putnam Growth Opportunities Fund A Class – 06-938
Band 125
2019	$1.42	$1.91	23,587
2018	1.41	1.42	2,371
2017	1.09	1.41	1,621
2016	1.04	1.09	844
Putnam Growth Opportunities Fund R6 Class – 06-GCG
Band 125
2019	$1.13	$1.53	961,813
2018	1.12	1.13	218,909
Putnam Sustainable Future Fund R6 Class – 06-3XC
Band 125
2019	$1.00 (05/24/19)	$1.10	2,057
Russell Commodity Strategies Fund S Class – 06-491
Band 125
2019	$0.47	$0.51	27,016
2018	0.55	0.47	27,015
2017	0.55	0.55	27,014
2016	0.50	0.55	41,583
2015	0.67	0.50	41,496
2014	0.84	0.67	574,167
2013	0.94	0.84	181,387
Russell Emerging Markets Fund S Class – 06-747
Band 125
2019	$1.89	$2.23	51,464
2018	2.30	1.89	161,706
2017	1.72	2.30	158,975
2016	1.56	1.72	347,752
2015	1.88	1.56	351,312
2014	1.95	1.88	161,619
2013	2.00	1.95	156,717
2012	1.71	2.00	138,327
2011	2.11	1.71	5,554
2010	1.78	2.11	8,635
Russell Global Equity Fund S Class – 06-736
Band 125
2019	$2.33	$2.90	969
2018	2.60	2.33	768
2017	2.13	2.60	888
2016	2.01	2.13	1,777
2015	2.04	2.01	1,195
2014	1.98	2.04	68
2013	1.57	1.98	24
2012	1.37	1.57	23

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Russell Global Real Estate Securities Fund R6 Class – 06-FFM
Band 125
2019	$1.03	$1.24	261,929
2018	1.11	1.03	158,808
Russell Global Real Estate Securities Fund S Class – 06-739
Band 125
2019	$2.10	$2.52	159,357
2018	2.26	2.10	341,276
2017	2.05	2.26	782,645
2016	2.02	2.05	455,988
2015	2.05	2.02	421,236
2014	1.81	2.05	411,381
2013	1.78	1.81	982,671
2012	1.41	1.78	1,023,006
2011	1.54	1.41	1,061,061
Russell Investment Grade Bond Fund S Class – 06-738
Band 125
2019	$1.37	$1.47	256,771
2018	1.40	1.37	223,982
2017	1.37	1.40	264,676
2016	1.35	1.37	236,844
2015	1.36	1.35	212,108
Russell LifePoints Balanced Strategy Fund R1 Class – 06-659
Band 125
2019	$1.83	$2.07	683,379
2018	1.98	1.83	676,933
2017	1.81	1.98	643,124
2016	1.68	1.81	1,451,748
2015	1.74	1.68	1,723,675
2014	1.68	1.74	7,656,114
2013	1.51	1.68	9,898,683
2012	1.36	1.51	11,102,935
2011	1.41	1.36	7,025,000
2010	1.26	1.41	5,475,016
Russell LifePoints Balanced Strategy Fund R5 Class – 06-665
Band 125
2019	$1.67	$1.87	1,954,483
2018	1.80	1.67	2,307,119
2017	1.66	1.80	2,524,126
2016	1.55	1.66	3,582,873
2015	1.61	1.55	4,555,770
2014	1.57	1.61	5,378,976
2013	1.42	1.57	8,530,511
2012	1.28	1.42	9,417,426
2011	1.34	1.28	10,823,953
2010	1.20	1.34	9,069,227

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$1.73	$1.94	364,820
2018	1.87	1.73	418,743
2017	1.72	1.87	558,150
2016	1.60	1.72	667,975
2015	1.66	1.60	569,691
2014	1.60	1.66	664,272
2013	1.45	1.60	24,828
2012	1.30	1.45	37,151
2011	1.36	1.30	42,663
2010	1.21	1.36	38,545
Band 50
2019	$1.86	$2.10	78,226
2018	2.00	1.86	84,614
2017	1.83	2.00	146,929
2016	1.69	1.83	433,543
2015	1.75	1.69	511,477
2014	1.68	1.75	534,734
2013	1.51	1.68	456,512
2012	1.35	1.51	490,976
2011	1.40	1.35	459,865
2010	1.25	1.40	426,271
Band 0
2019	$2.00	$2.27	–
2018	2.14	2.00	–
2017	1.95	2.14	–
2016	1.79	1.95	43,489
2015	1.84	1.79	37,590
2014	1.77	1.84	35,301
2013	1.58	1.77	906,630
2012	1.41	1.58	1,799,410
2011	1.45	1.41	1,894,903
2010	1.28	1.45	1,848,734
Russell LifePoints Conservative Strategy Fund R1 Class – 06-661
Band 125
2019	$1.52	$1.65	83,829
2018	1.58	1.52	84,995
2017	1.51	1.58	128,910
2016	1.45	1.51	139,577
2015	1.48	1.45	336,381
2014	1.44	1.48	377,735
2013	1.42	1.44	391,873
2012	1.32	1.42	1,506,843
2011	1.31	1.32	1,452,566
2010	1.20	1.31	1,017,844

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Russell LifePoints Conservative Strategy Fund R5 Class – 06-655
Band 125
2019	$1.38	$1.49	269,263
2018	1.44	1.38	279,682
2017	1.38	1.44	451,588
2016	1.33	1.38	473,106
2015	1.37	1.33	642,920
2014	1.34	1.37	798,247
2013	1.32	1.34	1,823,944
2012	1.24	1.32	2,234,292
2011	1.23	1.24	1,639,854
2010	1.13	1.23	1,366,110
Band 100
2019	$1.43	$1.55	132,931
2018	1.49	1.43	135,082
2017	1.42	1.49	345,323
2016	1.37	1.42	429,245
2015	1.41	1.37	402,130
2014	1.37	1.41	364,723
2013	1.35	1.37	99,866
2012	1.26	1.35	5,074
2011	1.25	1.26	2,056
Band 50
2019	$1.54	$1.67	57,264
2018	1.59	1.54	30,795
2017	1.52	1.59	89,201
2016	1.45	1.52	89,426
2015	1.48	1.45	84,687
2014	1.44	1.48	98,977
2013	1.41	1.44	373,734
2012	1.31	1.41	326,660
2011	1.29	1.31	319,882
2010	1.18	1.29	293,880
Band 0
2019	$1.66	$1.81	–
2018	1.70	1.66	–
2017	1.62	1.70	–
2016	1.54	1.62	–
2015	1.56	1.54	–
2014	1.51	1.56	–
2013	1.47	1.51	19,532
2012	1.36	1.47	121,019
2011	1.34	1.36	73,875
2010	1.22	1.34	184,249

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Russell LifePoints Equity Growth Strategy Fund R1 Class – 06-662
Band 125
2019	$1.98	$2.33	199,280
2018	2.21	1.98	204,813
2017	1.93	2.21	212,639
2016	1.76	1.93	406,214
2015	1.85	1.76	354,418
2014	1.81	1.85	469,734
2013	1.52	1.81	420,737
2012	1.34	1.52	650,396
2011	1.46	1.34	773,944
2010	1.29	1.46	853,218
Russell LifePoints Equity Growth Strategy Fund R5 Class – 06-675
Band 125
2019	$1.71	$2.00	388,432
2018	1.92	1.71	625,173
2017	1.68	1.92	621,434
2016	1.54	1.68	920,855
2015	1.63	1.54	995,654
2014	1.60	1.63	1,211,017
2013	1.36	1.60	1,788,660
2012	1.20	1.36	1,839,466
2011	1.31	1.20	1,719,565
2010	1.17	1.31	1,827,807
Band 100
2019	$1.77	$2.08	77,252
2018	1.99	1.77	84,017
2017	1.74	1.99	92,481
2016	1.58	1.74	75,461
2015	1.67	1.58	104,183
2014	1.64	1.67	138,920
2013	1.39	1.64	105
2012	1.22	1.39	18
2011	1.33	1.22	–
2010	1.18	1.33	17,762
Band 50
2019	$1.91	$2.25	189,581
2018	2.13	1.91	189,603
2017	1.85	2.13	190,393
2016	1.68	1.85	200,220
2015	1.76	1.68	175,719
2014	1.72	1.76	178,846
2013	1.45	1.72	153,841
2012	1.27	1.45	152,303
2011	1.37	1.27	109,599
2010	1.22	1.37	95,936

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.05	$2.43	–
2018	2.28	2.05	–
2017	1.97	2.28	–
2016	1.78	1.97	–
2015	1.86	1.78	–
2014	1.80	1.86	–
2013	1.51	1.80	259,140
2012	1.32	1.51	596,123
2011	1.42	1.32	655,879
2010	1.25	1.42	564,669
Russell LifePoints Growth Strategy Fund R1 Class – 06-663
Band 125
2019	$1.92	$2.20	701,913
2018	2.10	1.92	795,284
2017	1.86	2.10	779,434
2016	1.71	1.86	1,097,720
2015	1.79	1.71	1,127,169
2014	1.75	1.79	1,212,499
2013	1.52	1.75	954,293
2012	1.35	1.52	2,112,934
2011	1.44	1.35	2,186,891
2010	1.28	1.44	2,130,870
Russell LifePoints Growth Strategy Fund R5 Class – 06-670
Band 125
2019	$1.70	$1.94	799,264
2018	1.87	1.70	963,121
2017	1.67	1.87	1,002,907
2016	1.54	1.67	1,493,635
2015	1.62	1.54	1,725,968
2014	1.59	1.62	3,121,699
2013	1.39	1.59	4,822,958
2012	1.24	1.39	5,204,747
2011	1.33	1.24	4,912,708
2010	1.18	1.33	4,777,844
Band 100
2019	$1.76	$2.01	130,276
2018	1.93	1.76	143,725
2017	1.72	1.93	160,227
2016	1.59	1.72	226,757
2015	1.67	1.59	302,050
2014	1.63	1.67	267,749
2013	1.42	1.63	50,626
2012	1.26	1.42	29,612
2011	1.35	1.26	12,042
2010	1.20	1.35	7,266

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2019	$1.90	$2.18	156,653
2018	2.07	1.90	170,965
2017	1.83	2.07	245,696
2016	1.68	1.83	245,780
2015	1.76	1.68	217,464
2014	1.71	1.76	268,627
2013	1.48	1.71	349,732
2012	1.31	1.48	385,295
2011	1.40	1.31	412,926
2010	1.23	1.40	403,473
Band 0
2019	$2.04	$2.35	–
2018	2.21	2.04	–
2017	1.95	2.21	–
2016	1.78	1.95	–
2015	1.85	1.78	–
2014	1.79	1.85	–
2013	1.54	1.79	81,661
2012	1.36	1.54	314,098
2011	1.44	1.36	306,558
2010	1.27	1.44	313,806
Russell LifePoints Moderate Strategy Fund R1 Class – 06-664
Band 125
2019	$1.70	$1.87	284,256
2018	1.80	1.70	300,858
2017	1.68	1.80	284,881
2016	1.58	1.68	391,391
2015	1.62	1.58	391,475
2014	1.56	1.62	416,334
2013	1.48	1.56	473,384
2012	1.36	1.48	4,654,285
2011	1.37	1.36	4,969,510
2010	1.23	1.37	5,032,536
Russell LifePoints Moderate Strategy Fund R5 Class – 06-660
Band 125
2019	$1.53	$1.67	625,423
2018	1.63	1.53	789,304
2017	1.52	1.63	1,153,952
2016	1.43	1.52	1,393,124
2015	1.49	1.43	1,702,381
2014	1.44	1.49	1,928,284
2013	1.37	1.44	3,266,255
2012	1.26	1.37	3,317,427
2011	1.28	1.26	3,292,482
2010	1.16	1.28	2,906,257

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$1.59	$1.74	157,341
2018	1.68	1.59	192,489
2017	1.57	1.68	223,448
2016	1.48	1.57	260,204
2015	1.53	1.48	236,080
2014	1.48	1.53	247,001
2013	1.40	1.48	435
2012	1.29	1.40	72
Band 50
2019	$1.71	$1.88	3,831
2018	1.80	1.71	50,410
2017	1.67	1.80	103,123
2016	1.57	1.67	103,133
2015	1.61	1.57	102,925
2014	1.55	1.61	123,211
2013	1.47	1.55	176,040
2012	1.34	1.47	189,533
2011	1.35	1.34	202,314
2010	1.21	1.35	178,288
Band 0
2019	$1.84	$2.03	–
2018	1.93	1.84	–
2017	1.78	1.93	–
2016	1.66	1.78	–
2015	1.70	1.66	–
2014	1.62	1.70	–
2013	1.53	1.62	417
2012	1.39	1.53	71,563
2011	1.39	1.39	70,705
2010	1.24	1.39	72,626
Russell Short Duration Bond Fund S Class – 06-748
Band 125
2019	$1.21	$1.25	329,357
2018	1.21	1.21	981,743
2017	1.21	1.21	1,527,261
2016	1.19	1.21	1,281,554
2015	1.20	1.19	445,197
2014	1.21	1.20	343,879
2013	1.22	1.21	841
2012	1.17	1.22	501
2011	1.17	1.17	152
Russell Strategic Bond Fund S Class – 06-741
Band 125
2019	$1.49	$1.61	–
2018	1.52	1.49	–
2017	1.47	1.52	–
2016	1.45	1.47	734,839

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Russell Equity Income Fund S Class – 06-742
Band 125
2019	$2.71	$3.46	49,844
2018	2.99	2.71	50,319
2017	2.50	2.99	63,232
2016	2.27	2.50	70,879
2015	2.29	2.27	78,453
2014	2.08	2.29	78,744
2013	1.60	2.08	80,462
2012	1.40	1.60	100,558
2011	1.46	1.40	108,122
2010	1.28	1.46	117,536
Russell Sustainable Equity Fund S Class – 06-744
Band 125
2019	$2.74	$3.46	785
2018	2.84	2.74	705
2017	2.43	2.84	534
2016	2.23	2.43	397
2015	2.21	2.23	399
2014	1.99	2.21	336
2013	1.54	1.99	256
2012	1.40	1.54	173
2011	1.36	1.40	84
Russell U.S. Small Cap Equity Fund R6 Class – 06-GCM
Band 125
2019	$0.96	$1.17	50,855
Russell U.S. Small Cap Equity Fund S Class – 06-749
Band 125
2019	$2.83	$3.45	45,621
2018	3.26	2.83	124,574
2017	2.89	3.26	74,848
2016	2.40	2.89	47,273
2015	2.59	2.40	32,017
2014	2.53	2.59	18,246
2013	1.78	2.53	1,053
State Street Equity 500 Index Admin Class – 06-225
Band 125
2019	$6.43	$8.33	27,165,438
2018	6.82	6.43	32,330,992
2017	5.69	6.82	38,380,345
2016	5.16	5.69	40,651,147
2015	5.16	5.16	41,393,171
2014	4.61	5.16	42,333,699
2013	3.54	4.61	44,051,677
2012	3.09	3.54	43,175,593
2011	3.08	3.09	50,117,530
2010	2.71	3.08	51,291,297

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$6.68	$8.67	3,422
2018	7.07	6.68	2,389
2017	5.88	7.07	1,895
2016	5.32	5.88	174
2015	5.31	5.32	30
Band 25
2019	$7.49	$9.80	–
2018	7.87	7.49	–
2017	6.50	7.87	–
2016	5.83	6.50	–
2015	5.78	5.83	–
2014	5.11	5.78	–
2013	3.88	5.11	–
2012	3.36	3.88	–
2011	3.31	3.36	–
2010	2.89	3.31	278,361
Band 0
2019	$7.78	$10.21	1,499,288
2018	8.15	7.78	670,773
2017	6.72	8.15	1,549,429
2016	6.01	6.72	3,380,645
2015	5.94	6.01	3,320,283
2014	5.24	5.94	3,556,329
2013	3.97	5.24	3,208,346
2012	3.43	3.97	3,309,201
2011	3.37	3.43	510,836
2010	2.93	3.37	554,848
State Street Equity 500 Index R Class – 06-167
Band 125
2019	$2.15	$2.77	9,131,567
2018	2.29	2.15	10,477,822
2017	1.92	2.29	13,490,589
2016	1.74	1.92	14,267,457
2015	1.76	1.74	16,175,833
2014	1.58	1.76	17,135,779
2013	1.21	1.58	16,680,352
2012	1.07	1.21	14,331,536
2011	1.06	1.07	11,886,204
2010	0.94	1.06	10,242,978
Band 100
2019	$2.22	$2.87	1,814,119
2018	2.36	2.22	1,971,969
2017	1.97	2.36	2,689,129
2016	1.79	1.97	3,136,355
2015	1.80	1.79	2,800,122
2014	1.61	1.80	2,480,423
2013	1.24	1.61	66,889
2012	1.08	1.24	61,519
2011	1.08	1.08	46,210
2010	0.95	1.08	40,030

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2019	$2.38	$3.09	731,295
2018	2.52	2.38	758,199
2017	2.09	2.52	832,798
2016	1.89	2.09	880,964
2015	1.89	1.89	944,998
2014	1.68	1.89	996,916
2013	1.28	1.68	1,226,644
2012	1.12	1.28	1,174,782
2011	1.11	1.12	1,126,195
2010	0.98	1.11	1,001,427
Band 0
2019	$2.54	$3.32	831,468
2018	2.68	2.54	584,188
2017	2.22	2.68	664,772
2016	1.99	2.22	1,290,284
2015	1.98	1.99	1,021,489
2014	1.75	1.98	1,985,628
2013	1.33	1.75	1,934,741
2012	1.16	1.33	1,803,186
2011	1.14	1.16	1,605,518
2010	1.00	1.14	1,570,803
T. Rowe Price Blue Chip Growth Fund I Class – 06-FFN
Band 125
2019	$1.34	$1.73	21,569,498
2018	1.33	1.34	9,590,745
2017	0.99	1.33	737,705
T. Rowe Price Blue Chip Growth Fund R Class – 06-720
Band 125
2019	$3.35	$4.27	2,904,981
2018	3.34	3.35	9,337,646
2017	2.49	3.34	8,603,557
2016	2.51	2.49	10,320,805
2015	2.30	2.51	2,639,516
2014	2.14	2.30	2,062,348
2013	1.54	2.14	1,785,029
2012	1.32	1.54	1,626,075
2011	1.33	1.32	874,061
2010	1.16	1.33	739,675
Band 100
2019	$3.48	$4.45	118,002
2018	3.46	3.48	148,533
2017	2.57	3.46	215,099
2016	2.59	2.57	249,190
2015	2.36	2.59	361,092
2014	2.20	2.36	280,633
2013	1.58	2.20	881

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$4.05	$5.24	–
2018	3.99	4.05	124,766
2017	2.94	3.99	113,211
2016	2.93	2.94	153,587
2015	2.65	2.93	265,246
2014	2.44	2.65	174,048
2013	1.73	2.44	192,948
2012	1.47	1.73	188,368
2011	1.45	1.47	147,101
2010	1.25	1.45	182,830
T. Rowe Price Equity Income Fund I Class – 06-FFP
Band 125
2019	$1.02	$1.28	–
2018	1.14	1.02	23,925
2017	0.99	1.14	16,817
T. Rowe Price Equity Income Fund R Class – 06-775
Band 125
2019	$2.55	$3.17	853,571
2018	2.86	2.55	1,024,026
2017	2.51	2.86	1,367,323
2016	2.14	2.51	1,844,929
2015	2.34	2.14	3,293,598
2014	2.21	2.34	6,847,846
2013	1.74	2.21	6,607,906
2012	1.51	1.74	5,766,382
2011	1.55	1.51	5,426,626
2010	1.37	1.55	4,656,607
Band 100
2019	$2.65	$3.30	770,615
2018	2.97	2.65	863,640
2017	2.60	2.97	1,114,890
2016	2.21	2.60	1,280,826
2015	2.40	2.21	1,222,787
2014	2.27	2.40	961,169
Band 50
2019	$2.86	$3.58	286,123
2018	3.19	2.86	297,947
2017	2.77	3.19	301,406
2016	2.35	2.77	405,972
2015	2.54	2.35	453,379
2014	2.39	2.54	562,308
2013	1.86	2.39	566,680
2012	1.60	1.86	520,495
2011	1.63	1.60	532,365
2010	1.43	1.63	531,099

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$3.10	$3.91	–
2018	3.44	3.10	–
2017	2.98	3.44	–
2016	2.51	2.98	45,800
2015	2.71	2.51	252,800
2014	2.53	2.71	414,048
2013	1.96	2.53	497,889
2012	1.68	1.96	535,628
2011	1.70	1.68	435.757
2010	1.49	1.70	398,240
T. Rowe Price Equity Income Portfolio – 06-580
Band 125
2019	$5.14	$6.42	6,110,758
2018	5.75	5.14	6,902,256
2017	5.02	5.75	8,551,263
2016	4.27	5.02	11,632,288
2015	4.64	4.27	19,149,313
2014	4.37	4.64	29,096,525
2013	3.41	4.37	29,973,089
2012	2.95	3.41	29,358,266
2011	3.01	2.95	31,555,227
2010	2.65	3.01	31,287,671
Band 0
2019	$6.92	$8.74	–
2018	7.64	6.92	–
2017	6.59	7.64	–
2016	5.53	6.59	–
2015	5.94	5.53	132,004
2014	5.53	5.94	123,617
2013	4.26	5.53	97,956
T. Rowe Price European Stock Fund – 06-755
Band 125
2019	$1.91	$2.39	5,274
2018	2.22	1.91	5,292
2017	1.78	2.22	129,459
2016	2.02	1.78	111,701
2015	2.03	2.02	136,796
2014	2.19	2.03	121,710
2013	1.63	2.19	142,585
2012	1.34	1.63	147,414
2011	1.50	1.34	165,127
2010	1.40	1.50	158,801
T. Rowe Price Financial Services Fund I Class – 06-GPC
Band 125
2019	$0.90	$1.16	695

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Growth Stock Fund Advisor Class – 06-308
Band 125
2019	$2.21	$2.85	28,207,915
2018	2.27	2.21	34,269,842
2017	1.72	2.27	37,611,459
2016	1.72	1.72	38,619,648
2015	1.58	1.72	40,907,157
2014	1.47	1.58	44,030,473
2013	1.07	1.47	46,766,772
2012	0.92	1.07	48,546,763
2011	0.94	0.92	42,190,123
2010	0.81	0.94	45,132,742
Band 0
2019	$2.56	$3.33	25,199
2018	2.59	2.56	21,754
2017	1.94	2.59	17,196
2016	1.92	1.94	13,599
2015	1.74	1.92	439,758
2014	1.60	1.74	355,408
T. Rowe Price Growth Stock Fund I Class – 06-FFR
Band 125
2019	$1.28	$1.66	3,745,589
2018	1.31	1.28	3,473,224
2017	0.99	1.31	292,697
T. Rowe Price Growth Stock Fund R Class – 06-780
Band 125
2019	$3.66	$4.70	1,328,739
2018	3.76	3.66	1,723,343
2017	2.87	3.76	2,358,657
2016	2.88	2.87	2,941,417
2015	2.64	2.88	3,528,007
2014	2.47	2.64	3,501,500
2013	1.81	2.47	4,553,280
2012	1.54	1.81	4,264,277
2011	1.59	1.54	4,082,195
2010	1.38	1.59	3,852,858
Band 100
2019	$3.80	$4.90	652,121
2018	3.90	3.80	727,768
2017	2.96	3.90	769,177
2016	2.97	2.96	897,193
2015	2.72	2.97	853,849
2014	2.53	2.72	693,184
2013	1.85	2.53	146,065
2012	1.58	1.85	122,679
2011	1.62	1.58	109,927
2010	1.40	1.62	95,615

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 50
2019	$4.10	$5.31	40,407
2018	4.19	4.10	43,159
2017	3.17	4.19	10,541
2016	3.15	3.17	14,404
2015	2.87	3.15	17,375
2014	2.67	2.87	22,528
2013	1.93	2.67	23,539
2012	1.64	1.93	24,109
2011	1.68	1.64	30,150
2010	1.45	1.68	42,627
Band 0
2019	$4.48	$5.83	–
2018	4.55	4.48	–
2017	3.42	4.55	–
2016	3.39	3.42	12,869
2015	3.08	3.39	9,352
2014	2.84	3.08	158,772
2013	2.05	2.84	147,777
2012	1.73	2.05	161,642
2011	1.76	1.73	142,187
2010	1.51	1.76	113,697
T. Rowe Price International Stock Fund R Class – 06-715
Band 125
2019	$1.85	$2.32	76,791
2018	2.19	1.85	66,254
2017	1.74	2.19	69,645
2016	1.73	1.74	67,137
2015	1.78	1.73	158,978
2014	1.83	1.78	260,858
2013	1.63	1.83	360,682
2012	1.40	1.63	309,233
2011	1.62	1.40	193,069
2010	1.44	1.62	194,558
Band 100
2019	$1.92	$2.42	68,770
2018	2.27	1.92	72,320
2017	1.80	2.27	74,983
2016	1.79	1.80	94,083
2015	1.83	1.79	106,967
2014	1.88	1.83	108,530
2013	1.67	1.88	327
T. Rowe Price International Value Equity Fund Advisor Class – 06-309
Band 125
2019	$0.79	$0.94	623,175
2018	0.98	0.79	6,558,229
2017	0.83	0.98	11,283,929
2016	0.83	0.83	12,687,016
2015	0.87	0.83	12,679,036
2014	0.94	0.87	12,502,774
2013	0.77	0.94	12,854,624
2012	0.68	0.77	12,882,601
2011	0.77	0.68	12,937,832
2010	0.71	0.77	12,584,870

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price International Value Equity Fund I Class – 06-FFT
Band 125
2019	$0.97	$1.16	1,994,425
2018	1.20	0.97	925,596
T. Rowe Price International Value Equity Fund R Class – 06-795
Band 125
2019	$2.06	$2.44	304,503
2018	2.56	2.06	445,161
2017	2.16	2.56	564,030
2016	2.19	2.16	625,560
2015	2.30	2.19	650,419
2014	2.47	2.30	739,250
2013	2.04	2.47	974,711
2012	1.80	2.04	950,455
2011	2.06	1.80	865,689
2010	1.89	2.06	849,990
Band 100
2019	$2.14	$2.54	156,893
2018	2.66	2.14	164,762
2017	2.23	2.66	158,126
2016	2.26	2.23	189,191
2015	2.36	2.26	202,642
2014	2.53	2.36	203,466
2013	2.09	2.53	69,914
2012	1.84	2.09	58,259
2011	2.09	1.84	55,629
2010	1.92	2.09	48,425
Band 50
2019	$2.31	$2.76	663
2018	2.85	2.31	63
2017	2.39	2.85	63
2016	2.40	2.39	63
Band 0
2019	$2.54	$3.05	–
2018	3.12	2.54	6,948
2017	2.60	3.12	17,233
T. Rowe Price Mid-Cap Growth Fund I Class – 06-FFV
Band 125
2019	$1.17	$1.52	1,131,693
2018	1.21	1.17	781,020
T. Rowe Price Mid-Cap Growth Fund R Class – 06-790
Band 125
2019	$4.79	$6.19	453,006
2018	4.98	4.79	698,912
2017	4.06	4.98	1,083,800
2016	3.89	4.06	1,086,220
2015	3.71	3.89	1,512,796
2014	3.34	3.71	1,613,981
2013	2.48	3.34	1,439,843
2012	2.22	2.48	1,278,093
2011	2.28	2.22	1,190,498
2010	1.82	2.28	909,111

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$5.86	$7.67	32,167
2018	6.01	5.86	33,218
2017	4.84	6.01	32,029
2016	4.58	4.84	106,842
2015	4.32	4.58	403,715
2014	3.84	4.32	406,143
2013	2.82	3.84	402,163
2012	2.48	2.82	385,526
2011	2.53	2.48	382,941
2010	1.98	2.53	302,345
T. Rowe Price Mid-Cap Value Fund Advisor Class – 06-311
Band 125
2019	$1.71	$2.01	119,606
2018	1.94	1.71	300,046
2017	1.77	1.94	504,880
2016	1.44	1.77	685,096
2015	1.52	1.44	767,001
2014	1.39	1.52	797,900
2013	1.07	1.39	789,040
2012	0.91	1.07	716,476
2011	0.97	0.91	620,518
2010	0.85	0.97	673,974
Band 0
2019	$1.98	$2.36	–
2018	2.22	1.98	–
2017	1.99	2.22	–
2016	1.61	1.99	–
2015	1.67	1.61	1,054,893
2014	1.51	1.67	1,101,048
2013	1.15	1.51	1,075,942
2012	0.97	1.15	917,609
2011	1.02	0.97	856,219
2010	0.88	1.02	778,222
T. Rowe Price Mid-Cap Value Fund I Class – 06-FFW
Band 125
2019	$0.96	$1.13	150,760
T. Rowe Price Mid-Cap Value Fund R Class – 06-785
Band 125
2019	$3.77	$4.43	83,322
2018	4.29	3.77	107,933
2017	3.91	4.29	129,221
2016	3.20	3.91	368,017
2015	3.37	3.20	349,832
2014	3.10	3.37	655,643
2013	2.40	3.10	919,601
2012	2.04	2.40	950,064
2011	2.18	2.04	1,000,705
2010	1.91	2.18	941,679

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$4.63	$5.51	34,081
2018	5.20	4.63	33,018
2017	4.68	5.20	28,522
2016	3.79	4.68	27,303
2015	3.94	3.79	26,484
2014	3.58	3.94	35,308
2013	2.73	3.58	32,199
2012	2.30	2.73	17,538
2011	2.43	2.30	19,615
2010	2.09	2.43	22,033
T. Rowe Price Real Estate Fund I Class – 06-GFP
Band 125
2019	$0.93	$1.12	213,545
2018	1.03	0.93	140,146
2017	1.00 (07/21/17)	1.03	373,320
T. Rowe Price Retirement 2005 Fund Advisor Class – 06-573
Band 125
2019	$1.28	$1.44	325,009
2018	1.34	1.28	759,090
2017	1.23	1.34	787,617
2016	1.17	1.23	856,466
2015	1.19	1.17	730,960
2014	1.16	1.19	540,138
2013	1.07	1.16	389,774
2012	1.00 (05/24/12)	1.07	1,435
T. Rowe Price Retirement 2005 Fund I Class – 06-GCN
Band 125
2019	$0.99	$1.13	243,514
2018	1.04	0.99	65,357
2017	1.00 (06/22/17)	1.04	73,778
T. Rowe Price Retirement 2005 Fund R Class – 06-576
Band 125
2019	$1.25	$1.42	287,479
2018	1.32	1.25	448,343
2017	1.21	1.32	1,326,739
2016	1.16	1.21	1,087,165
2015	1.18	1.16	866,140
2014	1.15	1.18	604,661
2013	1.07	1.15	808,479
2012	1.00 (05/24/12)	1.07	351,458
Band 0
2019	$1.36	$1.56	–
2018	1.41	1.36	–
2017	1.28	1.41	–
2016	1.21	1.28	176,225
2015	1.22	1.21	196,086

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2010 Fund Advisor Class – 06-574
Band 125
2019	$1.32	$1.51	1,393,076
2018	1.39	1.32	1,633,361
2017	1.27	1.39	2,088,853
2016	1.20	1.27	2,750,866
2015	1.23	1.20	2,513,493
2014	1.19	1.23	2,607,294
2013	1.08	1.19	1,464,609
2012	1.00 (05/24/12)	1.08	106,998
T. Rowe Price Retirement 2010 Fund I Class – 06-GCP
Band 125
2019	$0.99	$1.14	192,162
2018	1.04	0.99	1,269,219
2017	1.00 (06/22/17)	1.04	106,893
T. Rowe Price Retirement 2010 Fund R Class – 06-579
Band 125
2019	$1.30	$1.48	817,366
2018	1.37	1.30	838,812
2017	1.25	1.37	1,139,910
2016	1.19	1.25	1,003,123
2015	1.22	1.19	1,397,386
2014	1.18	1.22	2,866,496
2013	1.08	1.18	1,709,592
2012	1.00 (05/24/12)	1.08	171,257
Band 0
2019	$1.41	$1.63	–
2018	1.47	1.41	140,598
2017	1.33	1.47	168,213
2016	1.24	1.33	280,498
2015	1.26	1.24	172,442
2014	1.21	1.26	153,259
2013	1.08	1.21	120,945
T. Rowe Price Retirement 2015 Fund Advisor Class – 06-774
Band 125
2019	$1.47	$1.70	5,636,584
2018	1.56	1.47	7,993,349
2017	1.39	1.56	8,992,881
2016	1.32	1.39	9,560,822
2015	1.34	1.32	9,378,424
2014	1.30	1.34	9,721,130
2013	1.14	1.30	8,331,555
2012	1.02	1.14	3,257,875
2011	1.04	1.02	2,879,309
T. Rowe Price Retirement 2015 Fund I Class – 06-FFY
Band 125
2019	$1.06	$1.23	2,679,975
2018	1.12	1.06	2,455,117
2017	1.00	1.12	939,861

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2015 Fund R Class – 06-776
Band 125
2019	$1.44	$1.66	1,446,279
2018	1.53	1.44	1,953,734
2017	1.37	1.53	4,608,743
2016	1.30	1.37	7,077,042
2015	1.33	1.30	7,628,027
2014	1.29	1.33	8,057,807
2013	1.14	1.29	6,917,816
2012	1.02	1.14	3,983,612
2011	1.04	1.02	939,585
Band 0
2019	$1.59	$1.86	91,748
2018	1.67	1.59	151,076
2017	1.48	1.67	197,270
2016	1.39	1.48	740,459
2015	1.40	1.39	935,086
2014	1.34	1.40	629,470
2013	1.17	1.34	619,126
2012	1.03	1.17	146,187
2011	1.04	1.03	138,383
T. Rowe Price Retirement 2020 Fund Advisor Class – 06-777
Band 125
2019	$1.55	$1.82	9,493,452
2018	1.65	1.55	18,641,764
2017	1.45	1.65	15,531,586
2016	1.37	1.45	17,417,232
2015	1.40	1.37	15,331,818
2014	1.34	1.40	14,299,605
2013	1.15	1.34	7,844,849
2012	1.02	1.15	2,877,567
2011	1.05	1.02	2,173,654
2010	1.00 (10/29/10)	1.05	42,981
T. Rowe Price Retirement 2020 Fund I Class – 06-FGF
Band 125
2019	$1.07	$1.26	9,609,766
2018	1.14	1.07	3,679,879
2017	1.00	1.14	1,371,471
T. Rowe Price Retirement 2020 Fund R Class – 06-778
Band 125
2019	$1.52	$1.78	7,104,981
2018	1.62	1.52	9,372,922
2017	1.43	1.62	13,017,720
2016	1.35	1.43	15,601,502
2015	1.38	1.35	14,425,903
2014	1.33	1.38	15,202,243
2013	1.15	1.33	10,175,603
2012	1.01	1.15	7,204,662
2011	1.04	1.01	1,337,962

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$1.55	$1.82	17,431
2018	1.65	1.55	16,945
2017	1.45	1.65	4,084
2016	1.37	1.45	3,157
2015	1.40	1.37	286
2014	1.34	1.40	5,642
Band 50
2019	$1.61	$1.90	–
2018	1.71	1.61	–
2017	1.49	1.71	–
2016	1.41	1.49	–
2015	1.42	1.41	1,653
2014	1.36	1.42	1,667
Band 0
2019	$1.68	$1.99	202,621
2018	1.78	1.68	440,884
2017	1.54	1.78	712,707
2016	1.44	1.54	1,550,012
2015	1.45	1.44	2,663,290
2014	1.38	1.45	2,057,269
2013	1.18	1.38	1,858,071
2012	1.03	1.18	648,559
2011	1.05	1.03	555,971
T. Rowe Price Retirement 2025 Fund Advisor Class – 06-779
Band 125
2019	$1.61	$1.92	14,964,840
2018	1.73	1.61	18,214,401
2017	1.50	1.73	16,937,721
2016	1.41	1.50	16,458,524
2015	1.44	1.41	12,483,115
2014	1.38	1.44	9,386,733
2013	1.16	1.38	5,454,640
2012	1.01	1.16	1,350,066
2011	1.05	1.01	735,599
T. Rowe Price Retirement 2025 Fund I Class – 06-FGG
Band 125
2019	$1.08	$1.29	13,253,029
2018	1.16	1.08	7,213,009
2017	0.99	1.16	3,367,603
T. Rowe Price Retirement 2025 Fund R Class – 06-781
Band 125
2019	$1.58	$1.88	6,470,696
2018	1.70	1.58	7,818,099
2017	1.47	1.70	10,557,451
2016	1.39	1.47	10,675,844
2015	1.42	1.39	11,246,369
2014	1.37	1.42	10,905,829
2013	1.15	1.37	6,758,188
2012	1.01	1.15	3,701,813
2011	1.06	1.01	836,175

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.75	$2.11	372,187
2018	1.86	1.75	906,590
2017	1.59	1.86	985,467
2016	1.49	1.59	2,227,235
2015	1.50	1.49	999,975
2014	1.42	1.50	970,088
2013	1.18	1.42	866,337
2012	1.03	1.18	199,170
2011	1.06	1.03	188,993
T. Rowe Price Retirement 2030 Fund Advisor Class – 06-782
Band 125
2019	$1.67	$2.02	11,978,335
2018	1.81	1.67	16,316,962
2017	1.54	1.81	14,480,747
2016	1.45	1.54	14,381,402
2015	1.47	1.45	11,283,232
2014	1.41	1.47	13,430,292
2013	1.16	1.41	7,746,837
2012	1.01	1.16	3,745,681
2011	1.06	1.01	2,960,689
2010	1.00 (10/29/10)	1.06	5,541
T. Rowe Price Retirement 2030 Fund I Class – 06-FGH
Band 125
2019	$1.09	$1.32	13,799,628
2018	1.17	1.09	5,708,329
2017	0.99	1.17	2,574,618
T. Rowe Price Retirement 2030 Fund R Class – 06-783
Band 125
2019	$1.64	$1.97	6,787,161
2018	1.78	1.64	7,931,340
2017	1.52	1.78	10,275,858
2016	1.43	1.52	11,558,570
2015	1.46	1.43	13,028,435
2014	1.40	1.46	11,230,640
2013	1.16	1.40	6,522,510
2012	1.01	1.16	4,801,793
2011	1.05	1.01	1,092,288
Band 0
2019	$1.82	$2.21	228,106
2018	1.95	1.82	373,230
2017	1.64	1.95	409,190
2016	1.53	1.64	1,334,410
2015	1.54	1.53	1,107,780
2014	1.46	1.54	857,127
2013	1.19	1.46	823,476
2012	1.02	1.19	281,713
2011	1.06	1.02	287,180

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2035 Fund Advisor Class – 06-784
Band 125
2019	$1.71	$2.09	10,013,235
2018	1.87	1.71	15,807,762
2017	1.57	1.87	13,787,442
2016	1.48	1.57	11,323,775
2015	1.50	1.48	9,804,329
2014	1.43	1.50	7,622,141
2013	1.17	1.43	4,769,851
2012	1.01	1.17	1,621,685
2011	1.06	1.01	1,226,877
T. Rowe Price Retirement 2035 Fund I Class – 06-FGJ
Band 125
2019	$1.09	$1.34	11,993,773
2018	1.19	1.09	2,893,059
2017	0.99	1.19	438,569
T. Rowe Price Retirement 2035 Fund R Class – 06-786
Band 125
2019	$1.68	$2.04	5,755,760
2018	1.84	1.68	5,943,826
2017	1.54	1.84	8,411,099
2016	1.46	1.54	9,251,393
2015	1.48	1.46	8,943,704
2014	1.42	1.48	8,088,041
2013	1.16	1.42	6,074,925
2012	1.01	1.16	3,233,079
2011	1.06	1.01	530,152
Band 0
2019	$1.86	$2.29	448,688
2018	2.01	1.86	821,372
2017	1.67	2.01	829,289
2016	1.56	1.67	2,181,345
2015	1.56	1.56	1,533,318
2014	1.48	1.56	1,358,333
2013	1.19	1.48	1,307,230
2012	1.02	1.19	223,028
2011	1.06	1.02	230192
T. Rowe Price Retirement 2040 Fund Advisor Class – 06-787
Band 125
2019	$1.74	$2.14	8,435,692
2018	1.90	1.74	12,746,105
2017	1.58	1.90	12,082,585
2016	1.49	1.58	10,731,335
2015	1.51	1.49	9,703,305
2014	1.45	1.51	9,567,448
2013	1.17	1.45	5,868,950
2012	1.01	1.17	2,107,760
2011	1.06	1.01	1,459,824
2010	1.00 (10/29/10)	1.06	4,265

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2040 Fund I Class – 06-FGK
Band 125
2019	$1.10	$1.35	11,599,461
2018	1.20	1.10	4,232,657
2017	0.99	1.20	1,019,544
T. Rowe Price Retirement 2040 Fund R Class – 06-789
Band 125
2019	$1.70	$2.09	4,303,569
2018	1.87	1.70	5,018,225
2017	1.56	1.87	6,449,616
2016	1.47	1.56	7,100,654
2015	1.50	1.47	7,231,254
2014	1.44	1.50	6,305,719
2013	1.16	1.44	4,662,353
2012	1.00	1.16	3,111,107
2011	1.06	1.00	798,303
Band 0
2019	$1.89	$2.34	228,780
2018	2.05	1.89	1,375,213
2017	1.69	2.05	1,334,689
2016	1.57	1.69	3,068,317
2015	1.58	1.57	2,537,472
2014	1.49	1.58	1,823,812
2013	1.19	1.49	1,775,811
2012	1.02	1.19	177,950
2011	1.06	1.02	196,544
T. Rowe Price Retirement 2045 Fund Advisor Class – 06-791
Band 125
2019	$1.74	$2.15	7,374,972
2018	1.91	1.74	9,970,864
2017	1.59	1.91	9,075,718
2016	1.49	1.59	7,549,502
2015	1.51	1.49	6,044,892
2014	1.45	1.51	4,427,753
2013	1.17	1.45	3,099,877
2012	1.01	1.17	637,869
2011	1.06	1.01	405,885
T. Rowe Price Retirement 2045 Fund I Class – 06-FGM
Band 125
2019	$1.10	$1.36	9,914,630
2018	1.20	1.10	2,907,994
2017	0.99	1.20	591,026

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2045 Fund R Class – 06-792
Band 125
2019	$1.71	$2.10	3,541,551
2018	1.88	1.71	3,802,729
2017	1.56	1.88	4,641,449
2016	1.48	1.56	4,951,319
2015	1.50	1.48	5,808,554
2014	1.44	1.50	4,979,894
2013	1.16	1.44	3,340,787
2012	1.01	1.16	1,480,996
2011	1.06	1.01	359,226
Band 0
2019	$1.89	$2.36	102,104
2018	2.06	1.89	291,776
2017	1.69	2.06	295,626
2016	1.57	1.69	971,051
2015	1.58	1.57	440,759
2014	1.50	1.58	327,625
2013	1.19	1.50	260,958
2012	1.02	1.19	98,531
2011	1.06	1.02	78,030
T. Rowe Price Retirement 2050 Fund Advisor Class – 06-793
Band 125
2019	$1.74	$2.15	5,925,479
2018	1.91	1.74	7,231,913
2017	1.59	1.91	6,369,563
2016	1.49	1.59	5,489,294
2015	1.51	1.49	4,042,360
2014	1.45	1.51	2,702,975
2013	1.17	1.45	1,927,357
2012	1.01	1.17	365,394
2011	1.06	1.01	103,905
T. Rowe Price Retirement 2050 Fund I Class – 06-FGN
Band 125
2019	$1.10	$1.36	8,071,666
2018	1.20	1.10	3,008,933
2017	0.99	1.20	461,592
T. Rowe Price Retirement 2050 Fund R Class – 06-794
Band 125
2019	$1.71	$2.10	2,785,740
2018	1.88	1.71	2,980,477
2017	1.56	1.88	3,497,411
2016	1.48	1.56	4,180,576
2015	1.50	1.48	4,563,519
2014	1.44	1.50	4,171,499
2013	1.16	1.44	2,596,029
2012	1.00	1.16	1,375,501
2011	1.06	1.00	259,489

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.89	$2.36	88,121
2018	2.05	1.89	272,737
2017	1.69	2.05	258,452
2016	1.57	1.69	720,167
2015	1.58	1.57	383,269
2014	1.49	1.58	252,982
2013	1.19	1.49	229,620
2012	1.02	1.19	92,022
2011	1.06	1.02	56,217
T. Rowe Price Retirement 2055 Fund Advisor Class – 06-796
Band 125
2019	$1.74	$2.15	3,118,326
2018	1.91	1.74	3,861,947
2017	1.59	1.91	3,200,738
2016	1.49	1.59	2,396,506
2015	1.51	1.49	1,351,514
2014	1.45	1.51	713,365
2013	1.17	1.45	350,583
2012	1.01	1.17	31,245
2011	1.06	1.01	11,259
T. Rowe Price Retirement 2055 Fund I Class – 06-FGP
Band 125
2019	$1.10	$1.36	4,853,568
2018	1.20	1.10	1,389,058
2017	0.99	1.20	61,407
T. Rowe Price Retirement 2055 Fund R Class – 06-797
Band 125
2019	$1.71	$2.10	1,593,259
2018	1.88	1.71	1,784,378
2017	1.56	1.88	1,704,751
2016	1.48	1.56	1,795,783
2015	1.50	1.48	2,134,497
2014	1.44	1.50	1,069,945
2013	1.16	1.44	465,338
2012	1.01	1.16	221,448
2011	1.06	1.01	47,139
Band 0
2019	$1.89	$2.36	58,360
2018	2.06	1.89	152,215
2017	1.69	2.06	140,148
2016	1.58	1.69	238,810
2015	1.58	1.58	127,170
2014	1.50	1.58	74,735
2013	1.19	1.50	34,105
2012	1.02	1.19	7,650
2011	1.06	1.02	203

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
T. Rowe Price Retirement 2060 Fund Advisor Class – 06-CMP
Band 125
2019	$1.18	$1.45	1,190,910
2018	1.29	1.18	845,440
2017	1.07	1.29	328,484
2016	1.00 (05/12/16)	1.07	42,929
T. Rowe Price Retirement 2060 Fund I Class – 06-FGR
Band 125
2019	$1.10	$1.36	876,328
2018	1.20	1.10	148,423
2017	0.99	1.20	1,086
T. Rowe Price Retirement 2060 Fund R Class – 06-CMR
Band 125
2019	$1.17	$1.44	437,203
2018	1.29	1.17	228,298
2017	1.07	1.29	152,683
2016	1.00 (05/12/16)	1.07	19,440
Band 0
2019	$1.21	$1.51	4,067
2018	1.31	1.21	19,715
2017	1.08	1.31	7,630
2016	1.00 (05/12/16)	1.08	1,068
T. Rowe Price Retirement Balanced I Fund Advisor Class – 06-798
Band 125
2019	$1.29	$1.47	297,462
2018	1.36	1.29	1,553,236
2017	1.25	1.36	1,211,082
2016	1.19	1.25	1,606,880
2015	1.22	1.19	1,386,471
2014	1.19	1.22	1,555,492
2013	1.11	1.19	469,551
2012	1.02	1.11	90,739
2011	1.02	1.02	94,381
T. Rowe Price Retirement Balanced I Fund I Class – 06-FFX
Band 125
2019	$1.04	$1.19	1,344,341
2018	1.09	1.04	37,866
2017	1.00	1.09	266,886
T. Rowe Price Retirement Balanced I Fund R Class – 06-799
Band 125
2019	$1.27	$1.44	909,409
2018	1.33	1.27	1,033,881
2017	1.23	1.33	1,085,566
2016	1.18	1.23	1,601,785
2015	1.20	1.18	2,499,417
2014	1.18	1.20	1,867,626
2013	1.10	1.18	1,289,725
2012	1.02	1.10	1,510,576
2011	1.02	1.02	350,527

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.40	$1.61	13,838
2018	1.46	1.40	13,085
2017	1.33	1.46	14,187
2016	1.25	1.33	9,119
2015	1.27	1.25	62,647
2014	1.23	1.27	63,875
2013	1.13	1.23	55,493
2012	1.03	1.13	49,622
Templeton Foreign Fund A Class – 06-312
Band 125
2019	$0.99	$1.10	608,355
2018	1.18	0.99	1,276,030
2017	1.02	1.18	1,530,290
2016	0.93	1.02	1,198,000
2015	1.01	0.93	1,157,554
2014	1.15	1.01	1,149,901
2013	0.91	1.15	1,167,485
2012	0.78	0.91	993,434
2011	0.91	0.78	897,945
2010	0.85	0.91	572,657
Templeton Foreign Fund Advisor Class – 06-CNG
Band 125
2019	$1.09	$1.22	–
2018	1.30	1.09	3,721
2017	1.12	1.30	146,261
2016	1.00 (05/12/16)	1.12	220,797
Templeton Foreign Fund R Class – 06-920
Band 125
2019	$1.71	$1.90	181,242
2018	2.05	1.71	423,193
2017	1.77	2.05	426,153
2016	1.61	1.77	898,457
2015	1.76	1.61	1,046,442
2014	2.00	1.76	999,510
2013	1.60	2.00	868,408
2012	1.37	1.60	838,492
2011	1.59	1.37	686,983
2010	1.49	1.59	706,504
Band 100
2019	$1.78	$1.98	17,772
2018	2.12	1.78	17,262
2017	1.83	2.12	17,847
2016	1.66	1.83	28,863
2015	1.81	1.66	47,447
2014	2.06	1.81	48,861

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.07	$2.33	–
2018	2.45	2.07	–
2017	2.09	2.45	–
2016	1.88	2.09	18,748
2015	2.03	1.88	15,671
2014	2.28	2.03	3,880
2013	1.80	2.28	3,387
2012	1.52	1.80	6,071
2011	1.75	1.52	5,554
2010	1.61	1.75	2,026
Templeton Foreign Fund R6 Class – 06-GCR
Band 125
2019	$0.89	$0.99	61,278
2018	1.06	0.89	328,702
Templeton Global Bond Fund A Class – 06-886
Band 125
2019	$1.13	$1.13	1,454,925
2018	1.13	1.13	4,690,251
2017	1.12	1.13	11,279,866
2016	1.07	1.12	13,792,349
2015	1.13	1.07	17,016,372
2014	1.13	1.13	14,398,254
2013	1.12	1.13	7,684,082
2012	0.98	1.12	1,855,717
2011	1.01	0.98	252,519
Band 0
2019	$1.26	$1.26	11,790
2018	1.24	1.26	25,859
2017	1.21	1.24	20,500
2016	1.14	1.21	237,414
2015	1.19	1.14	220,508
2014	1.17	1.19	218,576
2013	1.15	1.17	537,080
2012	0.99	1.15	757,860
Templeton Global Bond Fund Advisor Class – 06-CNH
Band 125
2019	$1.08	$1.08	1,831,866
2018	1.08	1.08	1,279,890
2017	1.07	1.08	1,170,125
2016	1.00 (05/12/16)	1.07	766,145
Templeton Global Bond Fund R Class – 06-887
Band 125
2019	$1.11	$1.10	138,334
2018	1.11	1.11	265,395
2017	1.10	1.11	456,104
2016	1.05	1.10	948,918
2015	1.12	1.05	995,448
2014	1.12	1.12	1,016,454
2013	1.11	1.12	601,508
2012	0.97	1.11	401,129
2011	1.01	0.97	112,685

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.23	$1.23	–
2018	1.22	1.23	–
2017	1.19	1.22	–
2016	1.12	1.19	196,488
Templeton Global Bond Fund R6 Class – 06-FGT
Band 125
2019	$1.04	$1.03	2,528,702
2018	1.03	1.04	1,739,282
2017	1.02	1.03	161,670
Band 0
2019	$1.06	$1.07	588,851
2018	1.05	1.06	674,342
2017	1.02	1.05	550,437
Templeton Growth Fund A Class – 06-313
Band 125
2019	$0.99	$1.12	87,677
2018	1.17	0.99	383,223
2017	1.00	1.17	383,670
2016	0.93	1.00	543,659
2015	1.01	0.93	522,350
2014	1.04	1.01	1,012,488
2013	0.81	1.04	1,068,046
2012	0.68	0.81	897,281
2011	0.73	0.68	1,040,993
2010	0.69	0.73	1,122,428
Templeton Growth Fund Advisor Class – 06-CNJ
Band 125
2019	$1.11	$1.26	–
2018	1.31	1.11	–
2017	1.12	1.31	8,929
Templeton Growth Fund R Class – 06-925
Band 125
2019	$1.67	$1.89	101,675
2018	1.98	1.67	105,759
2017	1.71	1.98	168,618
2016	1.59	1.71	440,972
2015	1.72	1.59	643,922
2014	1.78	1.72	840,764
2013	1.39	1.78	774,450
2012	1.16	1.39	989,115
2011	1.26	1.16	1,184,158
2010	1.19	1.26	1,321,604
Band 100
2019	$1.73	$1.96	3,696
2018	2.05	1.73	–
2017	1.76	2.05	–
2016	1.64	1.76	–
2015	1.77	1.64	31,780
2014	1.83	1.77	28,416

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.02	$2.31	–
2018	2.37	2.02	–
2017	2.01	2.37	–
2016	1.85	2.01	55,356
2015	1.99	1.85	49,877
2014	2.03	1.99	55,057
2013	1.56	2.03	34,574
2012	1.29	1.56	12,329
2011	1.38	1.29	10,714
2010	1.29	1.38	155,262
Templeton International Bond Fund A Class – 06-CHN
Band 125
2019	$1.04	$1.05	814,428
The Hartford International Opportunities Fund R6 Class – 06-3F7
Band 125
2019	$0.83	$1.04	905,752
The Hartford MidCap Fund R3 Class – 06-39R
Band 125
2019	$0.85	$1.11	40,951
The Hartford MidCap Fund R4 Class – 06-39P
Band 125
2019	$0.85	$1.12	11,731
2018	1.00 (05/17/18)	0.85	8,139
The Hartford MidCap Fund R6 Class – 06-39T
Band 125
2019	$0.86	$1.12	266,720
2018	1.00 (05/17/18)	0.86	3,483
The Hartford World Bond Fund R4 Class – 06-3YH
Band 125
2019	$1.00 (06/27/19)	$1.00	10,471,432
The Hartford World Bond Fund R6 Class – 06-3P7
Band 125
2019	$1.02	$1.05	474,525
Thornburg Core Growth Fund R3 Class – 06-985
Band 125
2019	$2.27	$2.88	265,694
2018	2.36	2.27	311,721
2017	1.93	2.36	363,715
2016	2.00	1.93	421,143
2015	1.98	2.00	430,280
2014	2.00	1.98	483,587
2013	1.42	2.00	599,833
2012	1.19	1.42	574,576
2011	1.19	1.19	1,136,037
2010	1.09	1.19	1,748,703

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$2.35	$2.99	40,418
2018	2.44	2.35	41,725
2017	1.99	2.44	43,440
2016	2.06	1.99	69,192
2015	2.03	2.06	95,926
2014	2.05	2.03	113,860
2013	1.45	2.05	631
2012	1.21	1.45	635
Band 0
2019	$2.70	$3.48	–
2018	2.78	2.70	–
2017	2.24	2.78	–
2016	2.30	2.24	22,202
2015	2.24	2.30	19,395
2014	2.24	2.24	20,476
2013	1.57	2.24	32,620
2012	1.30	1.57	11,160
2011	1.28	1.30	9,008
2010	1.17	1.28	19,924
Thornburg Core Growth Fund R5 Class – 06-314
Band 125
2019	$1.56	$1.99	647,285
2018	1.61	1.56	682,327
2017	1.31	1.61	774,107
2016	1.36	1.31	1,299,573
2015	1.33	1.36	1,410,294
2014	1.34	1.33	1,782,006
2013	0.95	1.34	1,523,962
2012	0.79	0.95	1,347,806
2011	0.78	0.79	5,363,789
2010	0.72	0.78	8,530,808
Thornburg International Value Fund R3 Class – 06-990
Band 125
2019	$1.58	$2.00	675,014
2018	2.00	1.58	764,934
2017	1.62	2.00	883,927
2016	1.69	1.62	1,122,745
2015	1.62	1.69	1,526,155
2014	1.74	1.62	2,281,988
2013	1.53	1.74	4,659,313
2012	1.35	1.53	5,856,046
2011	1.58	1.35	6,055,133
2010	1.40	1.58	5,036,486

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 100
2019	$1.63	$2.07	146,839
2018	2.07	1.63	172,380
2017	1.67	2.07	199,638
2016	1.74	1.67	246,964
2015	1.66	1.74	262,531
2014	1.78	1.66	248,240
2013	1.56	1.78	34,378
2012	1.37	1.56	110,558
2011	1.60	1.37	104,945
2010	1.42	1.60	92,174
Band 50
2019	$1.75	$2.24	15
2018	2.21	1.75	18
2017	1.78	2.21	18
2016	1.84	1.78	18
2015	1.74	1.84	20
2014	1.86	1.74	24
2013	1.63	1.86	24
2012	1.42	1.63	1,134
2011	1.65	1.42	1,391
2010	1.46	1.65	1,348
Band 0
2019	$1.88	$2.41	–
2018	2.35	1.88	–
2017	1.89	2.35	–
2016	1.94	1.89	20,020
2015	1.83	1.94	128,245
2014	1.95	1.83	133,231
2013	1.69	1.95	176,041
2012	1.47	1.69	367,014
2011	1.70	1.47	409,865
2010	1.50	1.70	329,319
Thornburg International Value Fund R5 Class – 06-316
Band 125
2019	$1.00	$1.28	319,167
2018	1.27	1.00	394,233
2017	1.02	1.27	507,111
2016	1.06	1.02	633,056
2015	1.01	1.06	1,454,086
2014	1.08	1.01	2,973,293
2013	0.95	1.08	7,915,475
2012	0.83	0.95	15,109,730
2011	0.96	0.83	15,120,866
2010	0.86	0.96	12,711,651

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 25
2019	$1.12	$1.45	–
2018	1.41	1.12	–
2017	1.12	1.41	–
2016	1.16	1.12	–
2015	1.09	1.16	–
2014	1.15	1.09	–
2013	1.00	1.15	–
2012	0.87	1.00	–
2011	1.00	0.87	–
2010	0.88	1.00	837,379
Band 0
2019	$1.16	$1.49	–
2018	1.44	1.16	–
2017	1.15	1.44	–
2016	1.18	1.15	–
2015	1.11	1.18	918,299
2014	1.17	1.11	831,676
2013	1.02	1.17	901,167
2012	0.88	1.02	839,937
2011	1.01	0.88	814,258
2010	0.88	1.01	609,979
Thornburg Investment Income Builder Fund R3 Class – 06-987
Band 125
2019	$1.57	$1.82	157,016
2018	1.68	1.57	198,095
2017	1.48	1.68	418,043
2016	1.37	1.48	407,041
2015	1.48	1.37	492,883
2014	1.43	1.48	870,670
2013	1.25	1.43	417,784
2012	1.14	1.25	163,506
2011	1.15	1.14	145,521
2010	1.00 (05/27/10)	1.15	18,602
Band 100
2019	$1.60	$1.87	39,723
2018	1.71	1.60	36,883
2017	1.51	1.71	47,386
2016	1.39	1.51	54,242
2015	1.49	1.39	63,694
2014	1.45	1.49	48,590
Band 0
2019	$1.75	$2.05	–
2018	1.84	1.75	–
2017	1.61	1.84	–
2016	1.47	1.61	–
2015	1.56	1.47	27,859
2014	1.50	1.56	62,115

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Thornburg Investment Income Builder Fund R5 Class – 06-986
Band 125
2019	$1.64	$1.91	266,195
2018	1.74	1.64	293,063
2017	1.53	1.74	368,672
2016	1.41	1.53	705,580
2015	1.51	1.41	743,338
2014	1.46	1.51	653,384
2013	1.27	1.46	192,771
2012	1.15	1.27	5,449
Thornburg Limited Term Income Fund R3 Class – 06-995
Band 125
2019	$1.38	$1.43	1,903,271
2018	1.39	1.38	6,060,345
2017	1.37	1.39	4,127,674
2016	1.35	1.37	3,828,799
2015	1.36	1.35	5,900,141
2014	1.33	1.36	11,883,438
2013	1.36	1.33	7,135,716
2012	1.28	1.36	5,362,683
2011	1.23	1.28	2,671,637
2010	1.17	1.23	2,067,429
Band 100
2019	$1.43	$1.49	254,292
2018	1.43	1.43	252,625
2017	1.42	1.43	294,478
2016	1.39	1.42	425,482
2015	1.40	1.39	582,428
2014	1.37	1.40	469,944
2013	1.38	1.37	1,468
2012	1.30	1.38	1,170
2011	1.25	1.30	906
2010	1.19	1.25	602
Band 0
2019	$1.64	$1.73	441,334
2018	1.63	1.64	1,863,748
2017	1.60	1.63	346,306
2016	1.55	1.60	214,050
2015	1.54	1.55	824,281
2014	1.49	1.54	239,130
2013	1.50	1.49	271,393
2012	1.40	1.50	512,947
2011	1.33	1.40	93,105
2010	1.25	1.33	143,412
Thornburg Limited Term Income Fund R5 Class – 06-953
Band 125
2019	$1.02	$1.06	11,100,915
2018	1.02	1.02	17,731,261
2017	1.01	1.02	11,248,706
2016	0.99	1.01	6,293,258
2015	1.00 (02/03/15)	0.99	13,484,379

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Thornburg Limited Term Income Fund R6 Class – 06-GCV
Band 125
2019	$1.00	$1.05	6,733,864
2018	1.00	1.00	3,553,706
2017	1.00 (06/22/17)	1.00	457,256
Thornburg Limited Term U.S. Government Fund R3 Class – 06-104
Band 125
2019	$1.16	$1.19	166,221
2018	1.17	1.16	178,297
2017	1.18	1.17	180,814
2016	1.18	1.18	190,066
2015	1.19	1.18	175,832
2014	1.18	1.19	192,398
2013	1.22	1.18	160,971
2012	1.21	1.22	177,746
2011	1.18	1.21	193,611
2010	1.16	1.18	263,241
Band 100
2019	$1.20	$1.23	9,203
2018	1.21	1.20	9,330
2017	1.21	1.21	9,466
2016	1.21	1.21	66,636
2015	1.22	1.21	9,730
2014	1.21	1.22	3,597
Thornburg Value Fund R3 Class – 06-109
Band 125
2019	$2.03	$2.59	99,417
2018	2.28	2.03	123,345
2017	1.87	2.28	145,075
2016	1.78	1.87	213,194
2015	1.74	1.78	295,032
2014	1.58	1.74	567,313
2013	1.15	1.58	587,938
2012	1.05	1.15	890,652
2011	1.23	1.05	1,134,316
2010	1.14	1.23	1,749,057
Band 100
2019	$2.10	$2.68	13,362
2018	2.35	2.10	18,470
2017	1.93	2.35	20,258
2016	1.83	1.93	31,835
2015	1.78	1.83	26,824
2014	1.61	1.78	21,564

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.42	$3.12	–
2018	2.68	2.42	–
2017	2.17	2.68	–
2016	2.04	2.17	–
2015	1.97	2.04	22,162
2014	1.77	1.97	19,645
2013	1.27	1.77	17,136
2012	1.14	1.27	70,956
2011	1.32	1.14	149,638
2010	1.21	1.32	79.276
TIAA-CREF Bond Index Fund Institutional Class – 06-FGV
Band 125
2019	$1.01	$1.08	982,465
2018	1.02	1.01	629,622
2017	1.00	1.02	265,938
TIAA-CREF Bond Index Fund Retirement Class – 06-434
Band 125
2019	$1.12	$1.19	1,542,988
2018	1.13	1.12	2,325,953
2017	1.11	1.13	4,322,973
2016	1.10	1.11	3,444,644
2015	1.11	1.10	2,437,282
2014	1.07	1.11	2,171,313
2013	1.11	1.07	1,253,237
2012	1.08	1.11	954,372
2011	1.02	1.08	66,044
2010	1.00 (05/27/10)	1.02	395
Band 0
2019	$1.24	$1.34	58,662
2018	1.25	1.24	48,963
2017	1.21	1.25	36,003
2016	1.18	1.21	25,329
2015	1.18	1.18	13,292
2014	1.12	1.18	295
TIAA-CREF Bond Plus Fund Institutional Class – 06-3F4
Band 125
2019	$1.01	$1.09	60,220
TIAA-CREF Bond Plus Fund Retirement Class – 06-939
Band 125
2019	$1.02	$1.10	389,686
2018	1.04	1.02	399,759
2017	1.01	1.04	548,114
2016	0.98	1.01	445,383
2015	1.00 (01/15/15)	0.98	104,699

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Emerging Markets Equity Index Fund Retirement Class – 06-020
Band 125
2019	$1.12	$1.31	879,263
2018	1.33	1.12	1,202,774
2017	0.98	1.33	1,994,750
2016	0.90	0.98	1,705,956
2015	1.07	0.90	1,259,668
2014	1.12	1.07	578,823
2013	1.00 (06/20/13)	1.12	1,933
TIAA-CREF Growth & Income Fund Institutional Class – 06-FGW
Band 125
2019	$1.12	$1.44	–
2018	1.22	1.12	–
2017	0.99	1.22	1,057
TIAA-CREF Growth & Income Fund Retirement Class – 06-433
Band 125
2019	$2.34	$3.00	443,469
2018	2.55	2.34	464,899
2017	2.09	2.55	1,245,190
2016	1.95	2.09	1,635,863
2015	1.92	1.95	1,838,509
2014	1.75	1.92	1,654,521
2013	1.32	1.75	2,074,721
2012	1.15	1.32	1,022,680
2011	1.14	1.15	348,821
2010	1.02	1.14	55,216
TIAA-CREF International Equity Index Fund Institutional Class – 06-FGX
Band 125
2019	$1.06	$1.27	4,926,978
2018	1.23	1.06	4,102,583
2017	1.00	1.23	819,378
Band 75
2019	$1.07	$1.29	257,713
2018	1.24	1.07	226,411
TIAA-CREF International Equity Index Fund Retirement Class – 06-428
Band 125
2019	$1.26	$1.52	3,759,757
2018	1.48	1.26	3,989,477
2017	1.20	1.48	5,562,671
2016	1.20	1.20	4,946,204
2015	1.23	1.20	4,020,995
2014	1.32	1.23	2,931,563
2013	1.10	1.32	1,472,370
2012	0.94	1.10	1,067,233
2011	1.08	0.94	258,961
2010	1.02	1.08	51,809

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.42	$1.72	37,123
2018	1.64	1.42	31,480
2017	1.31	1.64	26,091
2016	1.30	1.31	14,159
2015	1.31	1.30	6,292
2014	1.39	1.31	80
TIAA-CREF Large-Cap Growth Fund Retirement Class – 06-942
Band 125
2019	$1.42	$1.83	535,649
2018	1.44	1.42	559,749
2017	1.09	1.44	458,812
2016	1.11	1.09	399,063
2015	1.00 (01/15/15)	1.11	88,431
TIAA-CREF Large-Cap Growth Index Fund Institutional Class – 06-FGY
Band 125
2019	$1.24	$1.67	14,717,788
2018	1.28	1.24	13,352,775
2017	1.00	1.28	4,426,122
TIAA-CREF Large-Cap Growth Index Fund Retirement Class – 06-431
Band 125
2019	$2.68	$3.60	5,378,746
2018	2.77	2.68	5,414,801
2017	2.16	2.77	8,163,085
2016	2.05	2.16	7,586,152
2015	1.97	2.05	4,967,137
2014	1.77	1.97	3,883,466
2013	1.35	1.77	3,446,698
2012	1.19	1.35	2,867,188
2011	1.17	1.19	360,489
TIAA-CREF Large-Cap Value Fund Retirement Class – 06-943
Band 125
2019	$1.07	$1.36	120,908
2018	1.27	1.07	230,852
2017	1.14	1.27	236,694
2016	0.98	1.14	123,733
2015	1.00 (01/15/15)	0.98	1,932
TIAA-CREF Large-Cap Value Index Fund Institutional Class – 06-FHC
Band 125
2019	$1.01	$1.26	8,868,710
2018	1.12	1.01	8,281,772
2017	0.99	1.12	6,076,523

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Large-Cap Value Index Fund Retirement Class – 06-429
Band 125
2019	$2.12	$2.64	2,194,297
2018	2.35	2.12	8,767,896
2017	2.10	2.35	10,345,262
2016	1.82	2.10	4,298,531
2015	1.92	1.82	2,826,342
2014	1.72	1.92	2,282,807
2013	1.32	1.72	1,878,279
2012	1.14	1.32	1,552,247
2011	1.15	1.14	94,634
2010	1.01	1.15	6,196
TIAA-CREF Lifecycle 2030 Fund Institutional Class – 06-36P
Band 125
2019	$0.92	$1.10	396,050
2018	1.00 (04/26/18)	0.92	382,324
TIAA-CREF Lifecycle 2035 Fund Institutional Class – 06-36R
Band 125
2019	$0.91	$1.10	503,729
2018	1.00 (04/26/18)	0.91	458,559
TIAA-CREF Lifecycle 2040 Fund Institutional Class – 06-36T
Band 125
2019	$0.90	$1.10	333,172
2018	1.00 (04/26/18)	0.90	292,937
TIAA-CREF Lifecycle 2045 Fund Institutional Class – 06-36V
Band 125
2019	$0.89	$1.10	16,907
2018	1.00 (04/26/18)	0.89	358
TIAA-CREF Lifecycle 2050 Fund Institutional Class – 06-36W
Band 125
2019	$0.89	$1.10	37,573
2018	1.00 (04/26/18)	0.89	30,773
TIAA-CREF Lifecycle Index 2010 Fund Institutional Class – 06-FHF
Band 125
2019	$1.05	$1.20	4,788,490
2018	1.09	1.05	4,501,498
2017	1.00	1.09	1,423,831
Band 75
2019	$1.06	$1.22	462,692
2018	1.10	1.06	420,011
Band 0
2019	$1.08	$1.24	182,862
2018	1.11	1.08	456,908
2017	1.00	1.11	459,902

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Lifecycle Index 2010 Fund Retirement Class – 06-032
Band 125
2019	$1.13	$1.29	5,101,666
2018	1.19	1.13	4,857,704
2017	1.08	1.19	8,910,172
2016	1.04	1.08	9,926,890
2015	1.06	1.04	6,503,068
2014	1.01	1.06	4,115,312
Band 0
2019	$1.21	$1.39	686,600
2018	1.25	1.21	605,281
2017	1.13	1.25	558,647
2016	1.07	1.13	662,197
2015	1.07	1.07	92,313
2014	1.01	1.07	20,236
TIAA-CREF Lifecycle Index 2015 Fund Institutional Class – 06-FHG
Band 125
2019	$1.05	$1.22	14,307,491
2018	1.10	1.05	13,615,633
2017	1.00	1.10	5,456,536
Band 75
2019	$1.07	$1.23	340,623
2018	1.11	1.07	399,431
Band 0
2019	$1.08	$1.26	2,157,266
2018	1.12	1.08	2,361,275
2017	1.00	1.12	2,619,706
TIAA-CREF Lifecycle Index 2015 Fund Retirement Class – 06-033
Band 125
2019	$1.15	$1.32	10,982,617
2018	1.21	1.15	11,546,726
2017	1.09	1.21	20,284,736
2016	1.04	1.09	21,336,125
2015	1.06	1.04	15,693,344
2014	1.01	1.06	9,793,971
Band 0
2019	$1.23	$1.43	1,148,051
2018	1.27	1.23	1,349,988
2017	1.13	1.27	1,561,989
2016	1.07	1.13	1,690,225
2015	1.07	1.07	216,797
2014	1.01	1.07	46,822
TIAA-CREF Lifecycle Index 2020 Fund Institutional Class – 06-FHH
Band 125
2019	$1.06	$1.24	45,712,090
2018	1.12	1.06	44,016,497
2017	1.00	1.12	16,090,236

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 75
2019	$1.07	$1.26	2,095,066
2018	1.12	1.07	2,261,273
Band 0
2019	$1.09	$1.29	12,306,498
2018	1.13	1.09	12,700,014
2017	1.00	1.13	14,867,133
TIAA-CREF Lifecycle Index 2020 Fund Retirement Class – 06-034
Band 125
2019	$1.17	$1.36	37,535,232
2018	1.23	1.17	33,073,191
2017	1.10	1.23	51,802,955
2016	1.05	1.10	54,560,898
2015	1.06	1.05	39,100,828
2014	1.01	1.06	20,341,665
Band 0
2019	$1.24	$1.46	5,142,850
2018	1.30	1.24	5,531,006
2017	1.14	1.30	6,272,772
2016	1.07	1.14	6,192,384
2015	1.08	1.07	329,052
2014	1.02	1.08	63,257
TIAA-CREF Lifecycle Index 2025 Fund Institutional Class – 06-FHJ
Band 125
2019	$1.07	$1.26	53,023,599
2018	1.13	1.07	44,244,016
2017	1.00	1.13	14,338,194
Band 75
2019	$1.08	$1.28	3,023,508
2018	1.14	1.08	2,947,658
Band 0
2019	$1.10	$1.31	12,530,626
2018	1.15	1.10	11,646,238
2017	1.00	1.15	11,523,554
TIAA-CREF Lifecycle Index 2025 Fund Retirement Class – 06-035
Band 125
2019	$1.19	$1.40	50,636,380
2018	1.26	1.19	46,118,754
2017	1.11	1.26	57,702,098
2016	1.05	1.11	53,160,383
2015	1.07	1.05	31,512,437
2014	1.02	1.07	16,444,515
Band 0
2019	$1.26	$1.51	6,879,426
2018	1.33	1.26	7,089,241
2017	1.15	1.33	6,815,783
2016	1.08	1.15	6,658,617
2015	1.08	1.08	240,826
2014	1.02	1.08	44,003

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Lifecycle Index 2030 Fund Institutional Class – 06-FHK
Band 125
2019	$1.08	$1.29	55,451,260
2018	1.15	1.08	47,086,306
2017	0.99	1.15	14,100,162
Band 75
2019	$1.09	$1.31	2,021,202
2018	1.16	1.09	2,171,629
Band 0
2019	$1.11	$1.34	13,155,904
2018	1.16	1.11	12,235,218
2017	1.00	1.16	11,411,839
TIAA-CREF Lifecycle Index 2030 Fund Retirement Class – 06-036
Band 125
2019	$1.21	$1.44	44,741,688
2018	1.29	1.21	37,042,254
2017	1.12	1.29	52,413,282
2016	1.05	1.12	47,649,107
2015	1.07	1.05	29,433,683
2014	1.02	1.07	16,053,227
Band 0
2019	$1.29	$1.55	6,973,480
2018	1.36	1.29	6,461,940
2017	1.16	1.36	5,608,971
2016	1.08	1.16	4,829,303
2015	1.09	1.08	244,744
2014	1.02	1.09	35,942
TIAA-CREF Lifecycle Index 2035 Fund Institutional Class – 06-FHM
Band 125
2019	$1.09	$1.32	44,405,970
2018	1.17	1.09	34,517,626
2017	0.99	1.17	8,029,058
Band 75
2019	$1.10	$1.34	2,593,523
2018	1.17	1.10	2,498,226
Band 0
2019	$1.11	$1.37	6,827,516
2018	1.18	1.11	6,148,915
2017	1.00	1.18	5,765,793
TIAA-CREF Lifecycle Index 2035 Fund Retirement Class – 06-037
Band 125
2019	$1.22	$1.48	39,440,147
2018	1.32	1.22	34,327,450
2017	1.13	1.32	44,581,005
2016	1.05	1.13	40,189,949
2015	1.08	1.05	21,022,037
2014	1.02	1.08	9,025,589

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.30	$1.60	7,545,368
2018	1.39	1.30	7,036,898
2017	1.17	1.39	6,480,819
2016	1.08	1.17	5,374,989
2015	1.09	1.08	170,385
2014	1.02	1.09	28,731
TIAA-CREF Lifecycle Index 2040 Fund Institutional Class – 06-FHN
Band 125
2019	$1.09	$1.34	43,968,539
2018	1.18	1.09	33,800,396
2017	0.99	1.18	10,166,945
Band 75
2019	$1.10	$1.36	1,190,675
2018	1.19	1.10	1,172,877
Band 0
2019	$1.12	$1.40	7,880,176
2018	1.20	1.12	7,561,373
2017	0.99	1.20	7,178,202
TIAA-CREF Lifecycle Index 2040 Fund Retirement Class – 06-038
Band 125
2019	$1.24	$1.52	32,514,846
2018	1.34	1.24	29,066,225
2017	1.13	1.34	38,310,538
2016	1.05	1.13	32,831,272
2015	1.08	1.05	19,444,398
2014	1.02	1.08	8,245,580
Band 0
2019	$1.32	$1.64	6,424,643
2018	1.41	1.32	6,431,351
2017	1.18	1.41	5,868,082
2016	1.08	1.18	5,019,572
2015	1.09	1.08	133,942
2014	1.03	1.09	23,628
TIAA-CREF Lifecycle Index 2045 Fund Institutional Class – 06-FHP
Band 125
2019	$1.09	$1.36	30,532,182
2018	1.19	1.09	22,573,963
2017	0.99	1.19	6,557,021
Band 75
2019	$1.10	$1.38	722,144
2018	1.20	1.10	695,914
Band 0
2019	$1.12	$1.41	5,218,275
2018	1.21	1.12	4,774,790
2017	0.99	1.21	3,965,836

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Lifecycle Index 2045 Fund Retirement Class – 06-039
Band 125
2019	$1.24	$1.54	25,506,871
2018	1.35	1.24	22,740,864
2017	1.13	1.35	27,305,715
2016	1.05	1.13	21,727,626
2015	1.08	1.05	11,183,002
2014	1.02	1.08	4,758,267
Band 0
2019	$1.32	$1.66	5,430,828
2018	1.43	1.32	4,868,954
2017	1.18	1.43	4,297,539
2016	1.08	1.18	3,543,099
2015	1.09	1.08	85,300
2014	1.02	1.09	14,306
TIAA-CREF Lifecycle Index 2050 Fund Institutional Class – 06-FHR
Band 125
2019	$1.09	$1.36	26,112,989
2018	1.19	1.09	18,522,783
2017	0.99	1.19	5,015,394
Band 75
2019	$1.11	$1.38	359,621
2018	1.20	1.11	344,470
Band 0
2019	$1.12	$1.42	7,239,563
2018	1.21	1.12	6,519,884
2017	0.99	1.21	6,001,552
TIAA-CREF Lifecycle Index 2050 Fund Retirement Class – 06-040
Band 125
2019	$1.25	$1.55	23,536,393
2018	1.36	1.25	21,121,581
2017	1.14	1.36	22,956,330
2016	1.05	1.14	16,211,298
2015	1.08	1.05	8,692,706
2014	1.02	1.08	3,019,431
Band 0
2019	$1.33	$1.67	4,525,166
2018	1.43	1.33	3,990,419
2017	1.18	1.43	3,196,202
2016	1.08	1.18	2,412,374
2015	1.09	1.08	69,014
2014	1.03	1.09	12,081
TIAA-CREF Lifecycle Index 2055 Fund Institutional Class – 06-FHT
Band 125
2019	$1.10	$1.37	15,376,204
2018	1.19	1.10	10,115,332
2017	0.99	1.19	2,991,505

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 75
2019	$1.11	$1.39	173,333
2018	1.20	1.11	156,067
Band 0
2019	$1.12	$1.42	2,643,774
2018	1.21	1.12	2,150,667
2017	0.99	1.21	1,632,438
TIAA-CREF Lifecycle Index 2055 Fund Retirement Class – 06-041
Band 125
2019	$1.25	$1.56	12,172,345
2018	1.37	1.25	10,326,777
2017	1.14	1.37	10,517,811
2016	1.05	1.14	6,953,045
2015	1.08	1.05	2,991,093
2014	1.02	1.08	965,288
Band 0
2019	$1.33	$1.68	4,392,439
2018	1.44	1.33	3,756,154
2017	1.18	1.44	2,715,068
2016	1.08	1.18	1,663,303
2015	1.09	1.08	47,438
2014	1.02	1.09	4,078
TIAA-CREF Lifecycle Index 2060 Fund Institutional Class – 06-FHV
Band 125
2019	$1.10	$1.37	3,958,216
2018	1.20	1.10	1,921,037
2017	0.99	1.20	303,541
Band 75
2019	$1.11	$1.39	19,854
2018	1.20	1.11	13,236
Band 0
2019	$1.13	$1.42	794,736
2018	1.21	1.13	468,306
2017	0.99	1.21	416,756
TIAA-CREF Lifecycle Index 2060 Fund Retirement Class – 06-CMV
Band 125
2019	$1.19	$1.49	3,104,489
2018	1.30	1.19	1,770,718
2017	1.08	1.30	1,109,081
2016	1.00 (05/12/16)	1.08	159,420
Band 0
2019	$1.23	$1.55	1,710,716
2018	1.33	1.23	1,075,225
2017	1.09	1.33	451,362
2016	1.00 (05/12/16)	1.09	81,599

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Lifecycle Index Retirement Income Fund Institutional Class – 06-FHW
Band 125
2019	$1.05	$1.19	4,707,392
2018	1.09	1.05	3,905,110
2017	1.00	1.09	1,109,081
Band 75
2019	$1.06	$1.21	38,388
2018	1.09	1.06	48,706
Band 0
2019	$1.07	$1.24	766,844
2018	1.10	1.07	794,198
2017	1.00	1.10	857,986
TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class – 06-042
Band 125
2019	$1.12	$1.28	3,965,592
2018	1.17	1.12	4,430,133
2017	1.08	1.17	6,219,504
2016	1.04	1.08	5,865,401
2015	1.05	1.04	3,194,317
2014	1.01	1.05	1,665,953
Band 0
2019	$1.20	$1.38	1,263,530
2018	1.23	1.20	1,311,703
2017	1.12	1.23	1,335,655
2016	1.06	1.12	1,550,697
TIAA-CREF Lifestyle Aggressive Growth Fund Institutional Class – 06-3CK
Band 125
2019	$0.85	$1.08	244,123
TIAA-CREF Lifestyle Conservative Fund Institutional Class – 06-3CG
Band 125
2019	$0.95	$1.08	163,646
TIAA-CREF Mid-Cap Growth Fund Retirement Class – 06-944
Band 125
2019	$1.15	$1.51	178,098
2018	1.27	1.15	475,164
2017	1.02	1.27	1,297,323
2016	1.02	1.02	1,590,919
2015	1.00 (01/15/15)	1.02	40,321
TIAA-CREF Real Estate Securities Fund Institutional Class – 06-3MH
Band 125
2019	$0.98	$1.26	57,421
TIAA-CREF Social Choice Bond Fund Institutional Class – 06-GCW
Band 125
2019	$0.99	$1.07	605,943
2018	1.00	0.99	501,146
2017	1.00 (06/22/17)	1.00	43,048

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
TIAA-CREF Social Choice Bond Fund R Class – 06-CNK
Band 125
2019	$1.00	$1.07	602
2018	1.01	1.00	34,849
2017	0.98	1.01	1,875
2016	1.00 (05/12/16)	0.98	572
TIAA-CREF Social Choice Equity Fund Institutional Class – 06-GCX
Band 125
2019	$1.02	$1.33	3,785,364
2018	1.10	1.02	2,235,639
2017	1.00 (06/22/17)	1.10	182,986
TIAA-CREF Social Choice Equity Fund Retirement Class – 06-432
Band 125
2019	$2.22	$2.88	751,622
2018	2.39	2.22	1,195,655
2017	2.01	2.39	1,504,250
2016	1.79	2.01	1,610,837
2015	1.87	1.79	1,699,853
2014	1.70	1.87	1,207,433
2013	1.29	1.70	744,293
2012	1.15	1.29	506,680
2011	1.16	1.15	294,583
2010	1.02	1.16	178,008
TIAA-CREF Social Choice International Equity Fund Institutional Class – 06-GCY
Band 125
2019	$0.93	$1.13	146,469
2018	1.09	0.93	98,501
2017	1.00 (06/22/17)	1.09	6,550
Timothy Plan Conservative Growth Fund A Class – 06-339
Band 125
2019	$1.01	$1.15	178,968
2018	1.13	1.01	213,305
2017	1.06	1.13	183,115
2016	1.02	1.06	179,987
2015	1.07	1.02	156,954
2014	1.06	1.07	124,607
2013	0.98	1.06	108,499
2012	0.93	0.98	159,809
2011	0.93	0.93	105,756
2010	0.84	0.93	89,225

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Timothy Plan Strategic Growth Fund A Class – 06-341
Band 125
2019	$0.94	$1.10	62,619
2018	1.08	0.94	147,245
2017	0.98	1.08	153,792
2016	0.95	0.98	140,020
2015	1.01	0.95	126,142
2014	1.01	1.01	113,200
2013	0.87	1.01	105,444
2012	0.80	0.87	123,342
2011	0.84	0.80	108,068
2010	0.75	0.84	86,314
Touchstone Flexible Income Fund A Class – 06-703
Band 125
2019	$1.11	$1.19	46,283
2018	1.15	1.11	60,951
2017	1.09	1.15	178,006
2016	1.07	1.09	190,755
2015	1.06	1.07	221,888
2014	1.00	1.06	238,543
2013	1.01	1.00	224,067
2012	1.00 (09/07/12)	1.01	231,071
Band 100
2019	$1.13	$1.22	4,323
2018	1.16	1.13	4,562
2017	1.10	1.16	110,071
2016	1.08	1.10	112,535
2015	1.06	1.08	6,795
2014	1.00	1.06	5,868
Touchstone Focused Fund A Class – 06-619
Band 125
2019	$1.77	$2.22	191,565
2018	1.95	1.77	179,301
2017	1.73	1.95	142,381
2016	1.57	1.73	280,947
2015	1.54	1.57	326,719
2014	1.47	1.54	292,792
2013	1.07	1.47	337,730
2012	1.00 (04/12/12)	1.07	288,450
Band 100
2019	$1.80	$2.27	148,209
2018	1.97	1.80	163,774
2017	1.75	1.97	257,127
2016	1.58	1.75	286,719
2015	1.55	1.58	357,744
2014	1.47	1.55	357,083
2013	1.07	1.47	841

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Touchstone Focused Fund Y Class – 06-624
Band 125
2019	$1.81	$2.27	70,146
2018	1.98	1.81	73,580
2017	1.75	1.98	67,368
2016	1.59	1.75	68,348
2015	1.55	1.59	398,110
Touchstone Growth Opportunities Fund A Class – 06-699
Band 125
2019	$1.75	$2.45	80,296
2018	1.85	1.75	101,651
2017	1.47	1.85	99,118
2016	1.47	1.47	99,562
2015	1.53	1.47	106,127
2014	1.38	1.53	102,923
2013	1.01	1.38	117,328
2012	1.00 (09/07/12)	1.01	130,402
Band 100
2019	$1.78	$2.50	16,864
2018	1.88	1.78	40,732
2017	1.48	1.88	44,470
2016	1.49	1.48	48,515
2015	1.54	1.49	58,996
2014	1.39	1.54	40,556
Touchstone Mid Cap Growth Fund Institutional Class – 06-GPJ
Band 125
2019	$0.97	$1.36	1,066
2018	1.02	0.97	359
Touchstone Sustainability and Impact Equity Fund A Class – 06-701
Band 125
2019	$1.51	$1.81	10,650
2018	1.70	1.51	10,655
2017	1.37	1.70	10,934
2016	1.32	1.37	13,426
2015	1.34	1.32	33,215
2014	1.23	1.34	12,811
2013	0.96	1.23	12,819
2012	1.00 (09/07/12)	0.96	12,448
Band 100
2019	$1.54	$1.84	7,733
2018	1.72	1.54	7,784
2017	1.38	1.72	7,960
2016	1.34	1.38	3,423
2015	1.35	1.34	2,012
2014	1.23	1.35	48,045

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Touchstone Value Fund A Class – 06-702
Band 125
2019	$1.61	$1.99	17,016
2018	1.73	1.61	16,525
2017	1.53	1.73	495,899
2016	1.37	1.53	563,383
2015	1.42	1.37	758,382
2014	1.30	1.42	820,842
2013	1.00	1.30	356,371
2012	1.00 (09/07/12)	1.00	291,302
Band 100
2019	$1.63	$2.03	491
2018	1.75	1.63	492
2017	1.55	1.75	–
2016	1.39	1.55	–
2015	1.43	1.39	2,043
2014	1.30	1.43	15,028
Vanguard 500 Index Fund Admiral Class – 06-FHY
Band 125
2019	$1.13	$1.47	46,937,094
2018	1.20	1.13	43,376,272
2017	1.00	1.20	12,859,566
Band 0
2019	$1.16	$1.53	7,313,609
2018	1.22	1.16	7,915,290
2017	1.00	1.22	8,190,433
Vanguard Balanced Index Fund Admiral Class – 06-FJC
Band 125
2019	$1.07	$1.29	7,251,842
2018	1.12	1.07	4,485,250
2017	1.00	1.12	712,960
Vanguard Developed Markets Index Fund Admiral Class – 06-FJF
Band 125
2019	$1.05	$1.27	4,940,474
2018	1.24	1.05	4,584,876
2017	1.00	1.24	2,659,013
Vanguard Emerging Markets Stock Index Fund Admiral Class – 06-FJG
Band 125
2019	$1.07	$1.27	1,509,061
2018	1.27	1.07	1,254,158
2017	0.98	1.27	672,668
Vanguard Energy Fund Admiral Class – 06-FJH
Band 125
2019	$0.83	$0.92	318,870
2018	1.01	0.83	284,094
2017	0.99	1.01	383,747

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard Equity Income Fund Admiral Class – 06-FJJ
Band 125
2019	$1.10	$1.36	7,562,824
2018	1.18	1.10	9,468,134
2017	1.00	1.18	2,083,837
Vanguard Explorer Fund Admiral Class – 06-FJK
Band 125
2019	$1.14	$1.48	6,075,585
2018	1.18	1.14	2,740,173
2017	0.97	1.18	1,596,055
Vanguard Extended Market Index Fund Admiral Class – 06-FJM
Band 125
2019	$1.02	$1.29	3,344,619
2018	1.14	1.02	3,404,694
2017	0.98	1.14	59,790
Vanguard FTSE All-World ex-US Index Fund Admiral Class – 06-3CC
Band 125
2019	$0.85	$1.01	7,616
Vanguard FTSE Social Index Fund Admiral Class – 06-3WM
Band 125
2019	$1.00 (04/25/19)	$1.12	114,630
Vanguard GNMA Fund Admiral Class – 06-GFM
Band 125
2019	$1.00	$1.04	1,759,282
2018	1.00	1.00	1,746,025
2017	1.00 (07/21/17)	1.00	406,643
Vanguard Growth Index Fund Admiral Class – 06-FJN
Band 125
2019	$1.20	$1.62	2,694,700
2018	1.26	1.20	2,518,797
2017	0.99	1.26	1,424,761
Vanguard Health Care Fund Admiral Class – 06-FJP
Band 125
2019	$1.20	$1.46	462,713
2018	1.20	1.20	493,117
2017	1.02	1.20	433,106
Vanguard High-Yield Corporate Fund Admiral Class – 06-FJR
Band 125
2019	$1.02	$1.17	2,040,213
2018	1.06	1.02	1,964,984
2017	1.01	1.06	1,659,104
Band 0
2019	$1.05	$1.21	1,002,716
2018	1.08	1.05	871,186
2017	1.01	1.08	684,490

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard Inflation-Protected Securities Fund Admiral Class – 06-GFC
Band 125
2019	$0.98	$1.05	948,995
2018	1.01	0.98	355,006
Vanguard Intermediate-Term Bond Index Fund Admiral Class – 06-FJT
Band 125
2019	$1.01	$1.10	3,094,287
2018	1.02	1.01	1,935,494
2017	1.00	1.02	882,070
Vanguard Intermediate-Term Investment-Grade Fund Admiral Class – 06-FJV
Band 125
2019	$1.01	$1.10	278,667
2018	1.03	1.01	340,067
2017	1.00	1.03	230,691
Vanguard Intermediate-Term Treasury Fund Admiral Class – 06-FJW
Band 125
2019	$1.00	$1.05	2,469,928
2018	1.00	1.00	1,064,197
2017	1.00	1.00	137,991
Vanguard Intermediate-Term Treasury Index Fund Admiral Class – 06-3C9
Band 125
2019	$1.03	$1.08	86,266
2018	1.00 (05/17/18)	1.03	74,050
Vanguard International Growth Fund Admiral Class – 06-3F6
Band 125
2019	$0.82	$1.07	1,796,697
2018	1.00 (06/21/18)	0.82	10,394
Vanguard LifeStrategy Conservative Growth Fund Investor Class – 06-FJX
Band 125
2019	$1.05	$1.20	508,651
2018	1.09	1.05	334,517
2017	1.00	1.09	150,468
Vanguard LifeStrategy Growth Fund Investor Class – 06-FJY
Band 125
2019	$1.08	$1.31	2,370,494
2018	1.17	1.08	1,064,497
2017	1.00	1.17	339,546
Vanguard LifeStrategy Income Fund Investor Class – 06-FKC
Band 125
2019	$1.03	$1.14	8,239
2018	1.06	1.03	6,111
2017	1.00	1.06	5,896
Vanguard LifeStrategy Moderate Growth Fund Investor Class – 06-FKF
Band 125
2019	$1.06	$1.25	5,350,699
2018	1.13	1.06	3,910,336
2017	1.00	1.13	1,396,024

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard Long-Term Investment-Grade Fund Admiral Class – 06-GJY
Band 125
2019	$0.95	$1.14	88,026
Vanguard Materials Index Fund Admiral Class – 06-FKG
Band 125
2019	$0.96	$1.17	8,223
2018	1.18	0.96	3,681
2017	0.96	1.18	5,790
Vanguard Mid-Cap Growth Fund Investor Class – 06-FKH
Band 125
2019	$1.13	$1.47	4,769,032
2018	1.18	1.13	6,503,103
2017	0.98	1.18	5,289,853
Vanguard Mid-Cap Index Fund Admiral Class – 06-FKJ
Band 125
2019	$1.03	$1.34	24,235,039
2018	1.15	1.03	14,522,039
2017	0.98	1.15	6,292,135
Band 0
2019	$1.06	$1.39	4,796,709
2018	1.17	1.06	4,947,717
2017	0.98	1.17	5,386,113
Vanguard Mid-Cap Value Index Fund Admiral Class – 06-3YN
Band 125
2019	$1.00 (06/27/19)	$1.08	145,337
Vanguard REIT Index Fund Admiral Class – 06-FKK
Band 125
2019	$0.97	$1.24	3,498,274
2018	1.05	0.97	1,714,663
2017	1.01	1.05	912,306
Vanguard Selected Value Fund Investor Class – 06-FKM
Band 125
2019	$0.92	$1.17	4,492,086
2018	1.16	0.92	6,142,100
2017	0.98	1.16	1,970,250
Band 75
2019	$0.93	$1.19	181,548
2018	1.16	0.93	168,371

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard Short Term Federal Fund Investor Class – 06-305
Band 125
2019	$1.81	$1.86	278,632
2018	1.81	1.81	521,229
2017	1.82	1.81	646,949
2016	1.83	1.82	721,172
2015	1.83	1.83	1,371,210
2014	1.84	1.83	1,206,193
2013	1.87	1.84	1,455,147
2012	1.86	1.87	1,861,464
2011	1.84	1.86	1,646,475
2010	1.80	1.84	1,118,269
Vanguard Small-Cap Growth Index Fund Admiral Class – 06-FKP
Band 125
2019	$1.09	$1.43	7,263,196
2018	1.17	1.09	7,759,673
2017	0.97	1.17	5,404,455
Vanguard Small-Cap Index Fund Admiral Class – 06-FKR
Band 125
2019	$1.00	$1.26	16,740,993
2018	1.12	1.00	12,801,005
2017	0.98	1.12	4,709,707
Band 0
2019	$1.03	$1.31	1,327,890
2018	1.14	1.03	1,225,182
2017	0.98	1.14	1,239,308
Vanguard Small-Cap Value Index Fund Admiral Class – 06-FKN
Band 125
2019	$0.94	$1.14	2,267,816
2018	1.08	0.94	2,084,142
2017	0.98	1.08	560,914
Vanguard Target Retirement 2015 Fund Investor Class – 06-FKV
Band 125
2019	$1.05	$1.19	1,489,673
2018	1.10	1.05	1,262,204
2017	1.00	1.10	514,363
Vanguard Target Retirement 2020 Fund Investor Class – 06-FKW
Band 125
2019	$1.06	$1.23	6,438,073
2018	1.12	1.06	4,456,050
2017	1.00	1.12	2,002,485
Vanguard Target Retirement 2025 Fund Investor Class – 06-FKX
Band 125
2019	$1.07	$1.26	8,854,661
2018	1.14	1.07	6,536,052
2017	1.00	1.14	3,503,169

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Vanguard Target Retirement 2030 Fund Investor Class – 06-FKY
Band 125
2019	$1.07	$1.28	10,335,483
2018	1.16	1.07	8,090,540
2017	1.00	1.16	2,675,263
Vanguard Target Retirement 2035 Fund Investor Class – 06-FMC
Band 125
2019	$1.08	$1.31	5,851,261
2018	1.17	1.08	4,386,521
2017	0.99	1.17	2,011,083
Vanguard Target Retirement 2040 Fund Investor Class – 06-FMF
Band 125
2019	$1.09	$1.33	6,478,622
2018	1.19	1.09	5,479,772
2017	0.99	1.19	1,634,082
Vanguard Target Retirement 2045 Fund Investor Class – 06-FMG
Band 125
2019	$1.08	$1.34	4,588,280
2018	1.19	1.08	3,361,256
2017	0.99	1.19	1,086,929
Vanguard Target Retirement 2050 Fund Investor Class – 06-FMH
Band 125
2019	$1.08	$1.34	3,724,793
2018	1.19	1.08	2,553,853
2017	0.99	1.19	875,359
Vanguard Target Retirement 2055 Fund Investor Class – 06-FMJ
Band 125
2019	$1.08	$1.34	1,585,704
2018	1.19	1.08	1,693,385
2017	0.99	1.19	1,028,951
Vanguard Target Retirement 2060 Fund Investor Class – 06-FMK
Band 125
2019	$1.08	$1.34	621,601
2018	1.19	1.08	255,158
2017	0.99	1.19	72,958
Vanguard Target Retirement 2065 Fund Investor Class – 06-34V
Band 125
2019	$0.89	$1.10	5,436
2018	1.00 (03/15/18)	0.89	401
Vanguard Target Retirement Income Fund Investor Class – 06-FMM
Band 125
2019	$1.04	$1.16	1,291,148
2018	1.07	1.04	1,566,844
2017	1.00	1.07	1,207,268
Vanguard Total Bond Market Index Fund Admiral Class – 06-FMN
Band 125
2019	$1.01	$1.08	5,587,645
2018	1.02	1.01	6,397,233
2017	1.00	1.02	4,568,923

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$1.04	$1.13	1,154,220
2018	1.04	1.04	965,137
2017	1.00	1.04	879,266
Vanguard Total International Bond Index Fund Admiral Class – 06-FMP
Band 125
2019	$1.03	$1.10	83,795
2018	1.02	1.03	99,619
2017	1.01	1.02	12,543
Vanguard Total International Stock Index Fund Admiral Class – 06-FMR
Band 125
2019	$1.06	$1.27	9,604,733
2018	1.25	1.06	5,506,280
2017	0.99	1.25	1,224,928
Band 0
2019	$1.08	$1.32	499,602
2018	1.27	1.08	310,343
2017	0.99	1.27	167,150
Vanguard Total Stock Market Index Fund Admiral Class – 06-FMT
Band 125
2019	$1.11	$1.44	5,372,973
2018	1.19	1.11	2,536,354
2017	0.99	1.19	1,063,135
Band 75
2019	$1.13	$1.46	1,499,137
2018	1.20	1.13	1,630,638
Vanguard U.S Growth Fund Admiral Class – 06-FMV
Band 125
2019	$1.28	$1.69	837,812
2018	1.29	1.28	603,290
2017	0.99	1.29	24,274
Vanguard Value Index Fund Admiral Class – 06-FMW
Band 125
2019	$1.08	$1.34	1,948,880
2018	1.15	1.08	1,481,742
2017	1.00	1.15	3,469
Vanguard VIF Small Company Growth Portfolio – 06-119
Band 125
2019	$2.47	$3.13	14,355,208
2018	2.70	2.47	18,347,579
2017	2.21	2.70	18,574,504
2016	1.95	2.21	21,269,036
2015	2.03	1.95	21,300,346
2014	1.99	2.03	21,190,812
2013	1.37	1.99	21,045,628
2012	1.21	1.37	17,826,702
2011	1.21	1.21	16,391,562
2010	1.00 (05/27/10)	1.21	15,516

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.75	$3.52	709,001
2018	2.97	2.75	588,729
2017	2.40	2.97	423,897
2016	2.09	2.40	280,558
2015	2.15	2.09	15,949
2014	2.08	2.15	367
Vanguard Wellesley Income Fund Admiral Class – 06-GCT
Band 125
2019	$1.00	$1.15	230,396
2018	1.04	1.00	67,720
2017	1.00 (07/21/17)	1.04	47,622
Vanguard Wellington Fund Admiral Class – 06-GFF
Band 125
2019	$1.02	$1.24	1,646,260
2018	1.07	1.02	1,626,302
2017	1.00 (06/22/17)	1.07	1,567,137
Victory RS Small Cap Growth Fund R6 Class – 06-33C
Band 125
2019	$0.86	$1.18	252,084
2018	1.00 (02/22/18)	0.86	20,859
Victory Sophus Emerging Markets Fund R6 Class – 06-3R9
Band 125
2019	$0.98	$1.20	354
Victory Sycamore Established Value Fund A Class – 06-581
Band 125
2019	$1.87	$2.37	2,307,248
2018	2.11	1.87	3,394,223
2017	1.85	2.11	3,607,733
2016	1.55	1.85	2,099,007
2015	1.56	1.55	299,995
2014	1.41	1.56	18,251
2013	1.06	1.41	55
Band 0
2019	$2.03	$2.61	5,617
2018	2.26	2.03	5,564
2017	1.96	2.26	4,607
2016	1.62	1.96	3,440
2015	1.61	1.62	2,209
2014	1.44	1.61	1,120
Victory Sycamore Established Value Fund R Class – 06-583
Band 125
2019	$1.85	$2.34	461,077
2018	2.09	1.85	495,920
2017	1.83	2.09	821,161
2016	1.54	1.83	635,151
2015	1.55	1.54	409,165
2014	1.41	1.55	619,969
2013	1.06	1.41	477,314
2012	1.00 (05/24/12)	1.06	138,388

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.01	$2.57	8,970
2018	2.24	2.01	7,210
2017	1.94	2.24	13,130
2016	1.61	1.94	–
2015	1.60	1.61	104,928
2014	1.44	1.60	119,034
2013	1.07	1.44	103,596
Victory Sycamore Established Value Fund R6 Class – 06-FMX
Band 125
2019	$1.00	$1.27	1,132,360
2018	1.13	1.00	1,522,700
2017	0.98	1.13	934,906
Victory Sycamore Small Company Opportunity Fund A Class – 06-582
Band 125
2019	$1.87	$2.34	398,751
2018	2.08	1.87	3,008,596
2017	1.89	2.08	3,900,138
2016	1.47	1.89	2,902,517
2015	1.50	1.47	613,420
2014	1.43	1.50	119,760
2013	1.09	1.43	104,535
Victory Sycamore Small Company Opportunity Fund R Class – 06-584
Band 125
2019	$1.85	$2.30	262,867
2018	2.05	1.85	302,717
2017	1.87	2.05	546,945
2016	1.46	1.87	652,235
2015	1.49	1.46	222,297
2014	1.42	1.49	81,482
2013	1.09	1.42	74,754
Victory Sycamore Small Company Opportunity Fund R6 Class – 06-FMY
Band 125
2019	$0.98	$1.23	1,723
2018	1.08	0.98	1,762
Victory Trivalent International Small-Cap Fund A Class – 06-GFG
Band 125
2019	$0.90	$1.13	71,797
2018	1.15	0.90	213,618
Victory Trivalent International Small-Cap Fund R6 Class – 06-GFH
Band 125
2019	$0.90	$1.14	110,331
2018	1.15	0.90	296
Virtus Ceredex Large Cap Value Equity Fund A Class – 06-804
Band 125
2019	$1.89	$2.44	367,938
2018	2.14	1.89	839,203
2017	1.87	2.14	1,958,012

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Band 0
2019	$2.09	$2.73	318,077
2018	2.34	2.09	109,343
2017	2.02	2.34	160,174
Virtus Ceredex Large Cap Value Equity Fund Institutional Class – 06-803
Band 125
2019	$1.93	$2.50	1,408,719
2018	2.18	1.93	4,470,020
2017	1.90	2.18	6,149,559
Virtus Ceredex Large Cap Value Equity Fund R6 Class – 06-FFJ
Band 125
2019	$1.02	$1.32	667,534
2018	1.15	1.02	721,465
2017	1.00	1.15	614,601
Virtus Ceredex Mid-Cap Value Equity Fund A Class – 06-807
Band 125
2019	$1.88	$2.47	73,494
2018	2.08	1.88	89,726
2017	1.89	2.08	87,578
Band 0
2019	$2.09	$2.77	–
2018	2.27	2.09	–
2017	2.04	2.27	–
Virtus Ceredex Mid-Cap Value Equity Fund Institutional Class – 06-806
Band 125
2019	$1.93	$2.54	439,775
2018	2.12	1.93	436,471
2017	1.92	2.12	502,757
Virtus Ceredex Mid-Cap Value Equity Fund R6 Class – 06-FFK
Band 125
2019	$1.00	$1.31	699,502
2018	1.09	1.00	138,568
2017	0.99	1.09	1,672
Virtus Ceredex Small Cap Value Equity Fund A Class – 06-809
Band 125
2019	$1.75	$2.02	26,326
2018	2.03	1.75	224,414
2017	1.87	2.03	337,473
Virtus Ceredex Small Cap Value Equity Fund Institutional Class – 06-808
Band 125
2019	$1.79	$2.08	624
2018	2.07	1.79	1,520
2017	1.90	2.07	2,508
Virtus Seix High Income Fund A Class – 06-801
Band 125
2019	$1.33	$1.47	57,117
2018	1.40	1.33	35,855
2017	1.32	1.40	221,037

CONDENSED FINANCIAL INFORMATION (continued)

Investment Account	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units Outstanding at end of period
Virtus Seix Total Return Bond Fund A Class – 06-811
Band 125
2019	$1.10	$1.16	56,468
2018	1.12	1.10	45,710
2017	1.11	1.12	49,470
Wells Fargo Special Mid Cap Value Fund R6 Class – 06-3J6
Band 125
2019	$0.84	$1.13	603,588
Wells Fargo Special Small Cap Value Fund R6 Class – 06-3JF
Band 125
2019	$0.80	$1.01	433,098
Western Asset Core Plus Bond Fund FI Class – 06-713
Band 125
2019	$1.08	$1.20	478,056
2018	1.12	1.08	1,751,570
2017	1.06	1.12	2,388,350
2016	1.03	1.06	906,259
2015	1.03	1.03	782,781
2014	0.97	1.03	202,804
Western Asset Core Plus Bond Fund IS Class – 06-GFJ
Band 125
2019	$0.99	$1.09	1,573,500
2018	1.01	0.99	1,104,146
2017	1.00 (06/22/17)	1.01	9,507
Western Asset Core Plus Bond Fund R Class – 06-718
Band 125
2019	$1.06	$1.17	100,714
2018	1.10	1.06	109,393
2017	1.05	1.10	119,114
2016	1.02	1.05	111,578
2015	1.02	1.02	153,274
2014	0.97	1.02	526
2013	1.00	0.97	208
William Blair Small-Mid Cap Growth Fund I Class – 06-3TP
Band 125
2019	$1.00 (02/21/19)	$1.12	147,044

INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

American United Life Insurance Company®

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due in 2033.

AUL conducts a conventional life insurance and annuity business. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC. The principal business address for OneAmerica Securities, Inc. is One American Square, Indianapolis, Indiana 46206-0368.

As a result of the COVID-19 pandemic, economic uncertainties exist which may negatively impact AUL's net income and surplus. The extent to which the COVID-19 pandemic will impact AUL, including its net income, surplus and capital and liquidity positions, will depend on future developments, including, but not limited to, the duration of the pandemic and actions taken by governmental authorities and third parties, which are highly uncertain and cannot be estimated.

Variable Account

The AUL American Unit Trust was established by AUL on August 17, 1989, under procedures established under Indiana law. The income, gains, or losses of the Variable Account, whether realized or not realized, are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. The assets of the Variable Account may not be charged with the liabilities arising out of any other business of AUL. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of a specific Fund. Contributions may be allocated to one (1) or more Investment Accounts available under a Contract. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other Funds or in other securities, funds, or investment vehicles. The Investment Accounts available under a Contract depend on which Investment Accounts the Contract Owner chooses.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

The Funds

Each of the Funds is an open-end management investment company commonly referred to as a Fund. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective and policies. The shares of each Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless AUL instructs otherwise. AUL has entered into agreements with AllianceBernstein LP; Allianz Global Investors U.S. LLC – New York; American Beacon Advisors Inc.; American Century Investment Management, Inc.; AMG Funds LLC; Amundi Pioneer Asset Management, Inc.; AQR Capital Management LLC; Ariel Investments, LLC; BAMCO Inc.; BlackRock Advisors LLC; BlackRock Institutional Trust Company NA; BMO Asset Management Corp.; Calvert Research and Management; Capital Research and Management Company; Cohen & Steers Capital Management, Inc.; Columbia Mgmt Investment Advisers, LLC; Columbia Wanger Asset Management LLC; Cramer Rosenthal McGlynn, LLC; Crossmark Global Investments, Inc.; Delaware Management Company; Dimensional Fund Advisors LP; Dreyfus Corporation; DWS Investment Management Americas Inc.; Federated Equity Mgmt Co. Of Penn; Federated Global Investment Management Corp.; Federated Investment Management Company; Federated MDTA LLC; Fidelity Management & Research Company; Fidelity SelectCo, LLC; First Eagle Investment Management, LLC; FMR Co., Inc. (FMRC); Franklin Advisers, Inc.; Franklin Advisory Services, LLC; Franklin Templeton Institutional, LLC; Fred Alger Management Inc.; Frost Investment Advisors, LLC; Goldman Sachs Asset Management, L.P.; Guidestone Capital Management; Hartford Funds Management Company, LLC; Henssler Asset Management, LLC; Invesco Advisers, Inc.; Ivy Investment Management Co.; J.P. Morgan Investment Management, Inc.; Janus Capital Management LLC; John Hancock Advisers, LLC;

Knights of Columbus Asset Advisors LLC; Legg Mason Partners Fund Advisor, LLC; Loomis Sayles & Company LP; Lord, Abbett & Co LLC; Manning & Napier Advisors, LLC; Massachusetts Financial Services Company; Neuberger Berman Investment Advisers LLC; Northern Trust Investments Inc.; Nuveen Fund Advisors, LLC; Oak Ridge Investments, LLC; Pacific Investment Management Co LLC; Parnassus Investments; Pax World Management LLC; Payden & Rygel; Payden/Kravitz Investment Advisers LLC; PGIM Investments LLC; PNC Capital Advisors LLC; Principal Global Investors, LLC; Putnam Investment Management, LLC; Russell Investment Management, LLC; Schroder Investment Mgnt NA Inc.; Schwartz Investment Counsel Inc.; SSGA Funds Management Inc.; T. Rowe Price Associates, Inc.; Teachers Advisors LLC; Templeton Global Advisors Limited; Thornburg Investment Management Inc.; Timothy Partners Ltd.; Touchstone Advisors Inc.; Vanguard Group Inc.; Victory Capital Management Inc.; Virtus Fund Advisers, LLC; Virtus Investment Advisers, Inc.; Wellington Management Company LLP; Wells Fargo Funds Management LLC; William Blair Investment Management, LLC; under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds.

The investment advisers of the Funds are identified in the table below. All of the investment advisers are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisers or distributors of the Funds may advise and distribute to other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner and/or Participant should consult his or her registered representative or financial advisor who may provide information on the Funds, as not all of them may be suitable for an Owner's and/or Participant's long-term investment needs. The Owner and/or Participant's can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, sub-advisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, sub-advisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a Fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Fund performance. For all these reasons, investment results are expected to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise the Fund's management or investment practices and policies. Each of the Funds comprises one or more of the portfolios and other series that may not be available under the Contracts.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-148	AB Core Opportunities Fund	R	U.S. Equity Fund	AllianceBerstein LP
06-144	AB Discovery Growth Fund	R	U.S. Equity Fund	AllianceBerstein LP
06-GKC	AB Discovery Growth Fund	Z	U.S. Equity Fund	AllianceBerstein LP
06-149	AB Discovery Value Fund	R	U.S. Equity Fund	AllianceBerstein LP
06-GKF	AB Discovery Value Fund	Z	U.S. Equity Fund	AllianceBerstein LP
06-3GC	AB Global Bond Fund	Z	Taxable Bond Fund	AllianceBerstein LP
06-005	AB High Income Fund	Advisor	Taxable Bond Fund	AllianceBerstein LP
06-006	AB High Income Fund	R	Taxable Bond Fund	AllianceBerstein LP
06-153	AB International Value Fund	R	International Equity Fund	AllianceBerstein LP
06-3YR	AB Large Cap Growth Fund	Advisor	U.S. Equity Fund	AllianceBerstein LP
06-3FY	AB Large Cap Growth Fund	Z	U.S. Equity Fund	AllianceBerstein LP
06-146	AB Small Cap Growth Fund	R	U.S. Equity Fund	AllianceBerstein LP
06-GKG	AB Small Cap Growth Portfolio	Z	U.S. Equity Fund	AllianceBerstein LP

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-147	AB Sustainable International Thematic Fund	R	International Equity Fund	AllianceBerstein LP
06-151	AB Value Fund	R	U.S. Equity Fund	AllianceBerstein LP
06-505	Alger Balanced Portfolio	I-2	Allocation Fund	Fred Alger Management, LLC
06-CPH	Alger Capital Appreciation Fund	Z	U.S. Equity Fund	Fred Alger Management, LLC
06-194	Alger Capital Appreciation Institutional Fund	I	U.S. Equity Fund	Fred Alger Management, LLC
06-196	Alger Capital Appreciation Institutional Fund	R	U.S. Equity Fund	Fred Alger Management, LLC
06-3GX	Alger Capital Appreciation Institutional Fund	Y	U.S. Equity Fund	Fred Alger Management, LLC
06-510	Alger Capital Appreciation Portfolio	I-2	U.S. Equity Fund	Fred Alger Management, LLC
06-500	Alger Large Cap Growth Portfolio	I-2	U.S. Equity Fund	Fred Alger Management, LLC
06-3GY	Alger Small Cap Focus Fund	Y	U.S. Equity Fund	Fred Alger Management, LLC
06-3MP	Alger Small Cap Focus Fund	Z	U.S. Equity Fund	Fred Alger Management, LLC
06-197	Alger Small Cap Growth Institutional Fund	I	U.S. Equity Fund	Fred Alger Management, LLC
06-198	Alger Small Cap Growth Institutional Fund	R	U.S. Equity Fund	Fred Alger Management, LLC
06-34T	AllianzGI Multi Asset Income Fund	R6	Allocation Fund	Allianz
06-688	AllianzGI Multi-Asset Income Fund	A*	Allocation Fund	Allianz
06-649	AllianzGI Multi-Asset Income Fund	Administrative	Allocation Fund	Allianz
06-202	AllianzGI NFJ Dividend Value Fund	Administrative	U.S. Equity Fund	Allianz
06-203	AllianzGI NFJ Dividend Value Fund	R	U.S. Equity Fund	Allianz
06-765	AllianzGI NFJ Mid-Cap Value Fund	Administrative	U.S. Equity Fund	Allianz
06-695	AllianzGI NFJ Mid-Cap Value Fund	R	U.S. Equity Fund	Allianz
06-231	AllianzGI NFJ Small-Cap Value Fund	Administrative	U.S. Equity Fund	Allianz
06-700	AllianzGI NFJ Small-Cap Value Fund	R	U.S. Equity Fund	Allianz
06-CPJ	AllianzGI NFJ Small-Cap Value Fund	R6	U.S. Equity Fund	Allianz

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-652	AllianzGI Retirement 2020 Fund	A*	Allocation Fund	Allianz
06-638	AllianzGI Retirement 2020 Fund	Administrative	Allocation Fund	Allianz
06-34G	AllianzGI Retirement 2020 Fund	R6	Allocation Fund	Allianz
06-679	AllianzGI Retirement 2025 Fund	A*	Allocation Fund	Allianz
06-639	AllianzGI Retirement 2025 Fund	Administrative	Allocation Fund	Allianz
06-34H	AllianzGI Retirement 2025 Fund	R6	Allocation Fund	Allianz
06-681	AllianzGI Retirement 2030 Fund	A*	Allocation Fund	Allianz
06-641	AllianzGI Retirement 2030 Fund	Administrative	Allocation Fund	Allianz
06-34J	AllianzGI Retirement 2030 Fund	R6	Allocation Fund	Allianz
06-682	AllianzGI Retirement 2035 Fund	A*	Allocation Fund	Allianz
06-642	AllianzGI Retirement 2035 Fund	Administrative	Allocation Fund	Allianz
06-34K	AllianzGI Retirement 2035 Fund	R6	Allocation Fund	Allianz
06-683	AllianzGI Retirement 2040 Fund	A*	Allocation Fund	Allianz
06-643	AllianzGI Retirement 2040 Fund	Administrative	Allocation Fund	Allianz
06-34M	AllianzGI Retirement 2040 Fund	R6	Allocation Fund	Allianz
06-684	AllianzGI Retirement 2045 Fund	A*	Allocation Fund	Allianz
06-644	AllianzGI Retirement 2045 Fund	Administrative	Allocation Fund	Allianz
06-34N	AllianzGI Retirement 2045 Fund	R6	Allocation Fund	Allianz
06-686	AllianzGI Retirement 2050 Fund	A*	Allocation Fund	Allianz
06-647	AllianzGI Retirement 2050 Fund	Administrative	Allocation Fund	Allianz
06-34P	AllianzGI Retirement 2050 Fund	R6	Allocation Fund	Allianz
06-687	AllianzGI Retirement 2055 Fund	A*	Allocation Fund	Allianz

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-648	AllianzGI Retirement 2055 Fund	Administrative	Allocation Fund	Allianz
06-34R	AllianzGI Retirement 2055 Fund	R6	Allocation Fund	Allianz
06-3YT	AllianzGI Small-Cap Fund	R6	U.S. Equity Fund	Allianz
06-3WX	AllianzGI Structured Return Fund	A*	Alternative	Allianz
06-3WV	AllianzGI Structured Return Fund	R6	Alternative	Allianz
06-33X	American Beacon International Equity Fund	Investor	International Equity Fund	American Beacon Advisors, Inc.
06-33Y	American Beacon International Equity Fund	R6	International Equity Fund	American Beacon Advisors, Inc.
06-46F	American Beacon Large Cap Value Fund	Institutional	U.S. Equity Fund	American Beacon Advisors, Inc.
06-46G	American Beacon Mid-Cap Value Fund	Institutional	U.S. Equity Fund	American Beacon Advisors, Inc.
06-34F	American Beacon Small Cap Value Fund	Investor	U.S. Equity Fund	American Beacon Advisors, Inc.
06-34C	American Beacon Small Cap Value Fund	R6	U.S. Equity Fund	American Beacon Advisors, Inc.
06-697	American Century Disciplined Growth Fund	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-694	American Century Disciplined Growth Fund	Investor	U.S. Equity Fund	American Century Investment Management, Inc.
06-722	American Century Diversified Bond Fund	A*	Taxable Bond Fund	American Century Investment Management, Inc.
06-721	American Century Diversified Bond Fund	Investor	Taxable Bond Fund	American Century Investment Management, Inc.
06-204	American Century Emerging Markets Fund	A*	International Equity Fund	American Century Investment Management, Inc.
06-206	American Century Emerging Markets Fund	Investor	International Equity Fund	American Century Investment Management, Inc.
06-CPK	American Century Emerging Markets Fund	R6	International Equity Fund	American Century Investment Management, Inc.
06-175	American Century Equity Growth Fund	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-048	American Century Equity Growth Fund	Investor	U.S. Equity Fund	American Century Investment Management, Inc.
06-285	American Century Equity Income Fund	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-475	American Century Equity Income Fund	Investor	U.S. Equity Fund	American Century Investment Management, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CPM	American Century Equity Income Fund	R6	U.S. Equity Fund	American Century Investment Management, Inc.
06-435	American Century Ginnie Mae	A*	Taxable Bond Fund	American Century Investment Management, Inc.
06-445	American Century Growth Fund	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-CPN	American Century Growth Fund	R6	U.S. Equity Fund	American Century Investment Management, Inc.
06-290	American Century Heritage Fund	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-046	American Century Heritage Fund	Investor	U.S. Equity Fund	American Century Investment Management, Inc.
06-CPP	American Century Heritage Fund	R6	U.S. Equity Fund	American Century Investment Management, Inc.
06-460	American Century Income & Growth	Investor	U.S. Equity Fund	American Century Investment Management, Inc.
06-185	American Century Inflation-Adjusted Bond Fund	A*	Taxable Bond Fund	American Century Investment Management, Inc.
06-3KW	American Century Inflation-Adjusted Bond Fund	R6	Taxable Bond Fund	American Century Investment Management, Inc.
06-421	American Century International Bond	A*	Taxable Bond Fund	American Century Investment Management, Inc.
06-422	American Century International Bond	Investor	Taxable Bond Fund	American Century Investment Management, Inc.
06-CKN	American Century International Core Equity Fund	A*	International Equity Fund	American Century Investment Management, Inc.
06-CKP	American Century International Core Equity Fund	Investor	International Equity Fund	American Century Investment Management, Inc.
06-325	American Century International Growth	A*	International Equity Fund	American Century Investment Management, Inc.
06-420	American Century International Growth	Investor	International Equity Fund	American Century Investment Management, Inc.
06-3VH	American Century International Opportunities Fund	A*	International Equity Fund	American Century Investment Management, Inc.
06-3VG	American Century International Opportunities Fund	Investor	International Equity Fund	American Century Investment Management, Inc.
06-355	American Century Large Company Value	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-395	American Century Mid Cap Value Fund	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-396	American Century Mid Cap Value Fund	Investor	U.S. Equity Fund	American Century Investment Management, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CRJ	American Century Mid Cap Value Fund	R6	U.S. Equity Fund	American Century Investment Management, Inc.
06-402	American Century One Choice 2020 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-412	American Century One Choice 2020 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CPR	American Century One Choice 2020 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.
06-403	American Century One Choice 2025 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-413	American Century One Choice 2025 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CPT	American Century One Choice 2025 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.
06-404	American Century One Choice 2030 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-414	American Century One Choice 2030 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CPV	American Century One Choice 2030 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.
06-406	American Century One Choice 2035 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-416	American Century One Choice 2035 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CPW	American Century One Choice 2035 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.
06-407	American Century One Choice 2040 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-417	American Century One Choice 2040 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CPX	American Century One Choice 2040 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.
06-408	American Century One Choice 2045 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-418	American Century One Choice 2045 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CPY	American Century One Choice 2045 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.
06-409	American Century One Choice 2050 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-419	American Century One Choice 2050 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CRC	American Century One Choice 2050 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-437	American Century One Choice 2055 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-436	American Century One Choice 2055 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CRF	American Century One Choice 2055 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.
06-CKR	American Century One Choice 2060 Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-CKT	American Century One Choice 2060 Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CRG	American Century One Choice 2060 Portfolio	R6	Allocation Fund	American Century Investment Management, Inc.
06-426	American Century One Choice In Retirement Portfolio	A*	Allocation Fund	American Century Investment Management, Inc.
06-427	American Century One Choice In Retirement Portfolio	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CRH	American Century One Choice In Retirement Portfolio	R6	International Equity Fund	American Century Investment Management, Inc.
06-380	American Century Real Estate Fund	A*	Sector Equity Fund	American Century Investment Management, Inc.
06-269	American Century Real Estate Fund	Investor	Sector Equity Fund	American Century Investment Management, Inc.
06-CRK	American Century Real Estate Fund	R6	Sector Equity Fund	American Century Investment Management, Inc.
06-240	American Century Select	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-440	American Century Select	Investor	U.S. Equity Fund	American Century Investment Management, Inc.
06-200	American Century Small Cap Growth	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-390	American Century Small Cap Value Fund	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-470	American Century Small Cap Value Fund	Investor	U.S. Equity Fund	American Century Investment Management, Inc.
06-CRM	American Century Small Cap Value Fund	R6	U.S. Equity Fund	American Century Investment Management, Inc.
06-385	American Century Small Company	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-400	American Century Strategic Allocation: Aggressive Fund	A*	Allocation Fund	American Century Investment Management, Inc.
06-480	American Century Strategic Allocation: Aggressive Fund	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CRN	American Century Strategic Allocation: Aggressive Fund	R6	Allocation Fund	American Century Investment Management, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-405	American Century Strategic Allocation: Conservative Fund	A*	Allocation Fund	American Century Investment Management, Inc.
06-485	American Century Strategic Allocation: Conservative Fund	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CRP	American Century Strategic Allocation: Conservative Fund	R6	Allocation Fund	American Century Investment Management, Inc.
06-415	American Century Strategic Allocation: Moderate Fund	A*	Allocation Fund	American Century Investment Management, Inc.
06-490	American Century Strategic Allocation: Moderate Fund	Investor	Allocation Fund	American Century Investment Management, Inc.
06-CRR	American Century Strategic Allocation: Moderate Fund	R6	Allocation Fund	American Century Investment Management, Inc.
06-430	American Century Ultra Fund	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-450	American Century Ultra Fund	Investor	U.S. Equity Fund	American Century Investment Management, Inc.
06-CRT	American Century Ultra Fund	R6	U.S. Equity Fund	American Century Investment Management, Inc.
06-698	American Century Value	A*	U.S. Equity Fund	American Century Investment Management, Inc.
06-696	American Century Value	Investor	U.S. Equity Fund	American Century Investment Management, Inc.
06-410	American Century VP Capital Appreciation Fund	I	U.S. Equity Fund	American Century Investment Management, Inc.
06-957	American Funds 2010 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-958	American Funds 2010 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CRV	American Funds 2010 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-959	American Funds 2015 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-969	American Funds 2015 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CRW	American Funds 2015 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-971	American Funds 2020 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-972	American Funds 2020 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CRX	American Funds 2020 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-973	American Funds 2025 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-974	American Funds 2025 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CRY	American Funds 2025 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-976	American Funds 2030 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-977	American Funds 2030 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CTC	American Funds 2030 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-978	American Funds 2035 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-979	American Funds 2035 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CTF	American Funds 2035 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-981	American Funds 2040 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-982	American Funds 2040 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CTG	American Funds 2040 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-983	American Funds 2045 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-984	American Funds 2045 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CTH	American Funds 2045 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-996	American Funds 2050 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-997	American Funds 2050 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CTJ	American Funds 2050 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-998	American Funds 2055 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-999	American Funds 2055 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company
06-CTK	American Funds 2055 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-CGC	American Funds 2060 Target Date Retirement Fund	R3	Allocation Fund	Capital Research and Management Company
06-CGF	American Funds 2060 Target Date Retirement Fund	R4	Allocation Fund	Capital Research and Management Company

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CTM	American Funds 2060 Target Date Retirement Fund	R6	Allocation Fund	Capital Research and Management Company
06-182	American Funds AMCAP Fund	R3	U.S. Equity Fund	Capital Research and Management Company
06-207	American Funds AMCAP Fund	R4	U.S. Equity Fund	Capital Research and Management Company
06-CTN	American Funds AMCAP Fund	R6	U.S. Equity Fund	Capital Research and Management Company
06-447	American Funds American Balanced Fund	R3	Allocation Fund	Capital Research and Management Company
06-446	American Funds American Balanced Fund	R4	Allocation Fund	Capital Research and Management Company
06-CTP	American Funds American Balanced Fund	R6	Allocation Fund	Capital Research and Management Company
06-184	American Funds American High Income Trust	R3	Taxable Bond Fund	Capital Research and Management Company
06-208	American Funds American High Income Trust	R4	Taxable Bond Fund	Capital Research and Management Company
06-3MC	American Funds American High-Income Trust	R6	Taxable Bond Fund	Capital Research and Management Company
06-3MK	American Funds American Mutual Fund	R4	U.S. Equity Fund	Capital Research and Management Company
06-3M3	American Funds American Mutual Fund	R6	U.S. Equity Fund	Capital Research and Management Company
06-3MM	American Funds Capital Income Builder	R4	Allocation Fund	Capital Research and Management Company
06-3M6	American Funds Capital Income Builder	R6	Allocation Fund	Capital Research and Management Company
06-GFN	American Funds Capital World Bond Fund	R6	International Equity Fund	Capital Research and Management Company
06-183	American Funds Capital World Growth and Income Fund	R3	International Equity Fund	Capital Research and Management Company
06-211	American Funds Capital World Growth and Income Fund	R4	International Equity Fund	Capital Research and Management Company
06-CTR	American Funds Capital World Growth and Income Fund	R6	International Equity Fund	Capital Research and Management Company
06-181	American Funds EuroPacific Growth Fund	R3	International Equity Fund	Capital Research and Management Company
06-212	American Funds EuroPacific Growth Fund	R4	International Equity Fund	Capital Research and Management Company
06-296	American Funds EuroPacific Growth Fund	R5	International Equity Fund	Capital Research and Management Company
06-CTT	American Funds EuroPacific Growth Fund	R6	International Equity Fund	Capital Research and Management Company

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-213	American Funds Fundamental Investors	R3	U.S. Equity Fund	Capital Research and Management Company
06-214	American Funds Fundamental Investors	R4	U.S. Equity Fund	Capital Research and Management Company
06-CTV	American Funds Fundamental Investors	R6	U.S. Equity Fund	Capital Research and Management Company
06-3M9	American Funds Global Balanced Fund	R6	Allocation Fund	Capital Research and Management Company
06-3G9	American Funds Inflation Linked Bond Fund	R6	Taxable Bond Fund	Capital Research and Management Company
06-186	American Funds Intermediate Bond Fund of America	R3	Taxable Bond Fund	Capital Research and Management Company
06-209	American Funds Intermediate Bond Fund of America	R4	Taxable Bond Fund	Capital Research and Management Company
06-GKH	American Funds Intermediate Bond Fund of America	R6	Taxable Bond Fund	Capital Research and Management Company
06-3M4	American Funds International Growth and Income Fund	R6	International Equity Fund	Capital Research and Management Company
06-3GH	American Funds Investment Company of America	R6	U.S. Equity Fund	Capital Research and Management Company
06-502	American Funds New Perspective Fund	R3	International Equity Fund	Capital Research and Management Company
06-503	American Funds New Perspective Fund	R4	International Equity Fund	Capital Research and Management Company
06-CTW	American Funds New Perspective Fund	R6	International Equity Fund	Capital Research and Management Company
06-691	American Funds New World Fund	R3	International Equity Fund	Capital Research and Management Company
06-689	American Funds New World Fund	R4	International Equity Fund	Capital Research and Management Company
06-CTX	American Funds New World Fund	R6	International Equity Fund	Capital Research and Management Company
06-333	American Funds SMALLCAP World Fund	R3	International Equity Fund	Capital Research and Management Company
06-332	American Funds SMALLCAP World Fund	R4	International Equity Fund	Capital Research and Management Company
06-CTY	American Funds SMALLCAP World Fund	R6	International Equity Fund	Capital Research and Management Company
06-39V	American Funds The Bond Fund of America	R6	Taxable Bond Fund	Capital Research and Management Company
06-179	American Funds The Growth Fund of America	R3	U.S. Equity Fund	Capital Research and Management Company
06-216	American Funds The Growth Fund of America	R4	U.S. Equity Fund	Capital Research and Management Company

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CVC	American Funds The Growth Fund of America	R6	U.S. Equity Fund	Capital Research and Management Company
06-3MN	American Funds The Income Fund of America	R4	Allocation Fund	Capital Research and Management Company
06-3M7	American Funds The Income Fund of America	R6	Allocation Fund	Capital Research and Management Company
06-3KY	American Funds The New Economy Fund	R6	U.S. Equity Fund	Capital Research and Management Company
06-3TK	American Funds U.S. Government Securities Fund	R6	Taxable Bond Fund	Capital Research and Management Company
06-449	American Funds Washington Mutual Investors Fund	R3	U.S. Equity Fund	Capital Research and Management Company
06-448	American Funds Washington Mutual Investors Fund	R4	U.S. Equity Fund	Capital Research and Management Company
06-CVF	American Funds Washington Mutual Investors Fund	R6	U.S. Equity Fund	Capital Research and Management Company
06-846	AMG Managers Cadence Mid Cap Fund	Investor	U.S. Equity Fund	AMG Funds, LLC
06-199	AMG Managers Cadence Mid Cap Fund	Service	U.S. Equity Fund	AMG Funds, LLC
06-FXW	AMG Renaissance Large Cap Growth Fund	N	U.S. Equity Fund	AMG Funds, LLC
06-AAA	AQR Emerging Multi-Style Fund	N	International Equity Fund	AQR Capital Management, LLC
06-BBB	AQR International Multi-Style Fund	N	International Equity Fund	AQR Capital Management, LLC
06-CCC	AQR Large Cap Multi-Style Fund	N	U.S. Equity Fund	AQR Capital Management, LLC
06-CCF	AQR Small Cap Multi-Style Fund	N	U.S. Equity Fund	AQR Capital Management, LLC
06-335	Ariel Appreciation Fund	Investor	U.S. Equity Fund	Ariel Investments, LLC
06-330	Ariel Fund	Investor	U.S. Equity Fund	Ariel Investments, LLC
06-CKV	Ariel International Fund	Investor	International Equity Fund	Ariel Investments, LLC
06-082	Ave Maria Growth Fund	No Load	U.S. Equity Fund	Schwartz Investment Cousel, Inc.
06-084	Ave Maria Rising Dividend Fund	No Load	U.S. Equity Fund	Schwartz Investment Cousel, Inc.
06-081	Ave Maria Value Fund	No Load	U.S. Equity Fund	Schwartz Investment Cousel, Inc.
06-085	Ave Maria World Equity Fund	No Load	International Equity Fund	Schwartz Investment Cousel, Inc.
06-47Y	Baron Asset	R6	U.S. Equity Fund	Baron Capital
06-3J9	Baron Emerging Markets Fund	R6	International Equity Fund	BAMCO, Inc.
06-46J	BlackRock Advg Small Cap Gr	K	U.S. Equity Fund	Blackrock Advisors, LLC
06-529	BlackRock Advisor Small Cap Growth Equity Portfolio	Institutional	U.S. Equity Fund	Blackrock Advisors, LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-587	BlackRock Equity Dividend Fund	Institutional	U.S. Equity Fund	Blackrock Advisors, LLC
06-FRW	BlackRock Equity Dividend Fund	K	U.S. Equity Fund	Blackrock Advisors, LLC
06-528	BlackRock Global Allocation Fund	Institutional	U.S. Equity Fund	Blackrock Advisors, LLC
06-FRX	BlackRock Global Allocation Fund	K	U.S. Equity Fund	Blackrock Advisors, LLC
06-527	BlackRock Global Allocation Fund	R	U.S. Equity Fund	Blackrock Advisors, LLC
06-CVH	BlackRock Global Dividend Portfolio	K	U.S. Equity Fund	Blackrock Advisors, LLC
06-588	BlackRock GNMA Portfolio	Service	Taxable Bond Fund	Blackrock Advisors, LLC
06-CGM	BlackRock Health Sciences Opportunities Portfolio	Institutional	Sector Equity Fund	Blackrock Advisors, LLC
06-CVJ	BlackRock Health Sciences Opportunities Portfolio	K	Sector Equity Fund	Blackrock Advisors, LLC
06-CGN	BlackRock Health Sciences Opportunities Portfolio	R	Sector Equity Fund	Blackrock Advisors, LLC
06-33K	BlackRock High Yield Bond Portfolio	K	Taxable Bond Fund	Blackrock Advisors, LLC
06-CHR	BlackRock High Yield Bond Portfolio	R	Taxable Bond Fund	Blackrock Advisors, LLC
06-CHP	BlackRock High Yield Bond Portfolio	Service	Taxable Bond Fund	Blackrock Advisors, LLC
06-3N3	BlackRock Inflation Protected Bond Fund	K	Taxable Bond Fund	Blackrock Advisors, LLC
06-CVM	BlackRock LifePath Index 2025 Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-CVN	BlackRock LifePath Index 2030 Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-CVP	BlackRock LifePath Index 2035 Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-CVR	BlackRock LifePath Index 2040 Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-CVT	BlackRock LifePath Index 2045 Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-CVV	BlackRock LifePath Index 2050 Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-CVW	BlackRock LifePath Index 2055 Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-CVX	BlackRock LifePath Index 2060 Fund	K	Allocation Fund	Blackrock Advisors, LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CVY	BlackRock LifePath Index Retirement Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-GHG	BlackRock Mid-Cap Growth Equity Portfolio Fund	Institutional	U.S. Equity Fund	Blackrock Advisors, LLC
06-GHH	BlackRock Mid-Cap Growth Equity Portfolio Fund	K	U.S. Equity Fund	Blackrock Advisors, LLC
06-GHJ	BlackRock Mid-Cap Growth Equity Portfolio Fund	R	U.S. Equity Fund	Blackrock Advisors, LLC
06-FRY	BlackRock Multi-Asset Income Fund	A*	Allocation Fund	Blackrock Advisors, LLC
06-FTF	BlackRock Multi-Asset Income Fund	K	Allocation Fund	Blackrock Advisors, LLC
06-FTG	BlackRock Strategic Income Opportunities Portfolio	A*	Taxable Bond Fund	Blackrock Advisors, LLC
06-FTH	BlackRock Strategic Income Opportunities Portfolio	K	Taxable Bond Fund	Blackrock Advisors, LLC
06-093	BlackRock Total Return Fund	A*	Taxable Bond Fund	Blackrock Advisors, LLC
06-CWC	BlackRock Total Return Fund	K	Taxable Bond Fund	Blackrock Advisors, LLC
06-901	BlackRock Total Return Fund	R	Taxable Bond Fund	Blackrock Advisors, LLC
06-FPG	BMO Aggressive Allocation Fund	R3	Allocation Fund	BMO Funds
06-FNH	BMO Aggressive Allocation Fund	R6	Allocation Fund	BMO Funds
06-FNT	BMO Aggressive Allocation Fund	Y	Allocation Fund	BMO Funds
06-FPH	BMO Balanced Allocation Fund	R3	Allocation Fund	BMO Funds
06-FNJ	BMO Balanced Allocation Fund	R6	Allocation Fund	BMO Funds
06-FNV	BMO Balanced Allocation Fund	Y	Allocation Fund	BMO Funds
06-FPJ	BMO Conservative Allocation Fund	R3	Allocation Fund	BMO Funds
06-FNK	BMO Conservative Allocation Fund	R6	Allocation Fund	BMO Funds
06-FNW	BMO Conservative Allocation Fund	Y	Allocation Fund	BMO Funds
06-FPK	BMO Growth Allocation Fund	R3	Allocation Fund	BMO Funds
06-FNM	BMO Growth Allocation Fund	R6	Allocation Fund	BMO Funds
06-FNX	BMO Growth Allocation Fund	Y	Allocation Fund	BMO Funds
06-33F	BMO Large-Cap Growth Fund	R6	U.S. Equity Fund	BMO Funds
06-33H	BMO Large-Cap Growth Fund	Y	U.S. Equity Fund	BMO Funds
06-FRG	BMO Mid-Cap Growth Fund	A*	U.S. Equity Fund	BMO Funds

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-FRF	BMO Mid-Cap Value Fund	A*	U.S. Equity Fund	BMO Funds
06-FTJ	BMO Mid-Cap Value Fund	R6	U.S. Equity Fund	BMO Funds
06-FPM	BMO Moderate Allocation Fund	R3	Allocation Fund	BMO Funds
06-FNN	BMO Moderate Allocation Fund	R6	Allocation Fund	BMO Funds
06-FNY	BMO Moderate Allocation Fund	Y	Allocation Fund	BMO Funds
06-FRH	BMO Small-Cap Growth Fund	A*	U.S. Equity Fund	BMO Funds
06-956	BMO Small-Cap Value Fund	A*	U.S. Equity Fund	BMO Funds
06-FTK	BMO Small-Cap Value Fund	R6	U.S. Equity Fund	BMO Funds
06-33G	BMO TCH Core Plus Bond Fund	I	Taxable Bond Fund	BMO Funds
06-33J	BMO TCH Core Plus Bond Fund	Y	Taxable Bond Fund	BMO Funds
06-47M	BNY Mellon Bond Market Index	I	Taxable Bond Fund	Dreyfus
06-CCY	BNY Mellon Natural Resources Fund	I	Sector Equity Fund	Dreyfus Corporation
06-39Y	BNY Mellon Natural Resources Fund	Y	Sector Equity Fund	Dreyfus Corporation
06-3WY	BNY Mellon Sustainable U.S. Equity Fund	Y	U.S. Equity Fund	Dreyfus
06-709	BrandywineGLOBAL – Global Opportunities Bond Fund	FI	Taxable Bond Fund	Legg Mason Partners Fund Advisor, LLC
06-3G3	BrandywineGLOBAL – Global Opportunities Bond Fund	IS	Taxable Bond Fund	Legg Mason Partners Fund Advisor, LLC
06-714	BrandywineGLOBAL – Global Opportunities Bond Fund	R	Taxable Bond Fund	Legg Mason Partners Fund Advisor, LLC
06-4FJ	Calvert Balanced	R6	U.S. Equity Fund	Calvert Research and Management
06-345	Calvert Equity Portfolio	A*	U.S. Equity Fund	Calvert Research and Management
06-340	Calvert Income Fund	A*	Taxable Bond Fund	Calvert Research and Management
06-4FN	Calvert Small Cap	R6	U.S. Equity Fund	Calvert Research and Management
06-516	Calvert Small Cap Fund	A*	U.S. Equity Fund	Calvert Research and Management
06-3FX	Calvert US Large Cap Core Responsible Index Fund	R6	U.S. Equity Fund	Calvert Research and Management
06-520	Calvert VP SRI Mid Cap Growth Portfolio	No Load	U.S. Equity Fund	Calvert Research and Management

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-FRN	Catholic Investor Core Bond Fund	Institutional	U.S. Equity Fund	Knights of Columbus Asset Advisors, LLC
06-FRP	Catholic Investor International Equity Fund	Institutional	International Equity Fund	Knights of Columbus Asset Advisors, LLC
06-FRR	Catholic Investor Large Cap Growth Fund	Institutional	U.S. Equity Fund	Knights of Columbus Asset Advisors, LLC
06-FRT	Catholic Investor Large Cap Value Fund	Institutional	U.S. Equity Fund	Knights of Columbus Asset Advisors, LLC
06-FRV	Catholic Investor Small Cap Equity Fund	Institutional	U.S. Equity Fund	Knights of Columbus Asset Advisors, LLC
06-711	ClearBridge Aggressive Growth Fund	FI	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-716	ClearBridge Aggressive Growth Fund	R	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-712	ClearBridge Appreciation Fund	FI	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-3G6	ClearBridge Appreciation Fund	IS	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-717	ClearBridge Appreciation Fund	R	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-3XJ	ClearBridge International Growth Fund	IS	International Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-GJR	ClearBridge International Value Fund	A*	International Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-GJT	ClearBridge International Value Fund	IS	International Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-GJV	ClearBridge Large Cap Growth Fund	A*	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-GJW	ClearBridge Large Cap Growth Fund	IS	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-GJX	ClearBridge Large Cap Growth Fund	R	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-47N	ClearBridge Mid Cap	I	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-3XF	ClearBridge Sustainability Leaders Fund	IS	U.S. Equity Fund	Legg Mason Partners Fund Advisor, LLC
06-3KT	Cohen & Steers Real Estate Securities Fund, Inc.	Z	Sector Equity Fund	Cohen & Steers Capital Management, Inc.
06-3KV	Cohen & Steers Realty Shares Fund	No Load	Sector Equity Fund	Cohen & Steers Capital Management, Inc.
06-CWF	Columbia Acorn International Fund	Institutional 3	International Equity Fund	Columbia Management Investment Advisers, LLC
06-693	Columbia Acorn International Fund	A*	International Equity Fund	Columbia Management Investment Advisers, LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-863	Columbia Acorn International Fund	Advisor	International Equity Fund	Columbia Management Investment Advisers, LLC
06-692	Columbia Acorn International Fund	Institutional	International Equity Fund	Columbia Management Investment Advisers, LLC
06-902	Columbia Contrarian Core Fund	A*	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-095	Columbia Contrarian Core Fund	Advisor	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-46K	Columbia Contrarian Core Inst3	Institutional 3	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-4FK	Columbia Dividend Income	I3	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-903	Columbia Dividend Income Fund	A*	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-096	Columbia Dividend Income Fund	Advisor	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-438	Columbia Emerging Markets Bond Fund	A*	Taxable Bond Fund	Columbia Management Investment Advisers, LLC
06-444	Columbia Emerging Markets Bond Fund	Institutional	Taxable Bond Fund	Columbia Management Investment Advisers, LLC
06-CWG	Columbia Emerging Markets Bond Fund	Institutional 3	Taxable Bond Fund	Columbia Management Investment Advisers, LLC
06-334	Columbia Mid Cap Index Fund	A*	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-FTM	Columbia Overseas Value Fund	A*	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-FTN	Columbia Overseas Value Fund	Advisor	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-FTP	Columbia Overseas Value Fund	Institutional 3	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-914	Columbia Quality Income Fund	A*	Taxable Bond Fund	Columbia Management Investment Advisers, LLC
06-947	Columbia Quality Income Fund	Advisor	Taxable Bond Fund	Columbia Management Investment Advisers, LLC
06-FTT	Columbia Quality Income Fund	Institutional 3	Taxable Bond Fund	Columbia Management Investment Advisers, LLC
06-904	Columbia Select Global Growth Fund	A*	International Equity Fund	Columbia Management Investment Advisers, LLC
06-097	Columbia Select Global Growth Fund	Advisor	International Equity Fund	Columbia Management Investment Advisers, LLC
06-912	Columbia Select Large Cap Value Fund	A*	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-099	Columbia Select Large Cap Value Fund	Advisor	U.S. Equity Fund	Columbia Management Investment Advisers, LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-911	Columbia Select Mid Cap Value Fund	A*	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-098	Columbia Select Mid Cap Value Fund	Advisor	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-913	Columbia Select Small Cap Value Fund	A*	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-946	Columbia Select Small Cap Value Fund	Advisor	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-CNX	Columbia Select Small Cap Value Fund	Institutional	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-441	Columbia Seligman Communications and Information Fund	A*	Sector Equity Fund	Columbia Management Investment Advisers, LLC
06-869	Columbia Seligman Communications and Information Fund	Advisor	Sector Equity Fund	Columbia Management Investment Advisers, LLC
06-443	Columbia Seligman Communications and Information Fund	Institutional	Sector Equity Fund	Columbia Management Investment Advisers, LLC
06-FTR	Columbia Seligman Communications and Information Fund	Institutional 3	Sector Equity Fund	Columbia Management Investment Advisers, LLC
06-336	Columbia Small Cap Index Fund	A*	U.S. Equity Fund	Columbia Management Investment Advisers, LLC
06-551	CRM Mid Cap Value	Investor	U.S. Equity Fund	Cramer Rosenthal McGlynn, LLC
06-552	CRM Small Cap Value	Investor	U.S. Equity Fund	Cramer Rosenthal McGlynn, LLC
06-029	Crossmark Steward Global Equity Income Fund	A*	International Equity Fund	Crossmark Global Investments, Inc.
06-030	Crossmark Steward Large Cap Enhanced Index Fund	A*	U.S. Equity Fund	Crossmark Global Investments, Inc.
06-031	Crossmark Steward Small-Mid Cap Enhanced Index Fund	A*	U.S. Equity Fund	Crossmark Global Investments, Inc.
06-3YK	Delaware Emerging Markets Fund	R6	International Equity Fund	Delaware Management Company
06-3GP	Delaware Small Cap Core Fund	R6	U.S. Equity Fund	Delaware Management Company
06-3CN	Delaware Small Cap Value Fund	R6	U.S. Equity Fund	Delaware Management Company
06-GKJ	DFA Commodity Strategy Portfolio	Institutional	Commodities	Dimensional Fund Advisors, LP
06-3F9	DFA Emerging Markets Core Equity Portfolio	Institutional	International Equity Fund	Dimensional Fund Advisors, LP
06-CWJ	DFA Emerging Markets Portfolio	Institutional	International Equity Fund	Dimensional Fund Advisors, LP

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3CV	DFA Emerging Markets Sustainability Core 1 Portfolio	Institutional	International Equity Fund	Dimensional Fund Advisors, LP
06-988	DFA Emerging Markets Value	R2	International Equity Fund	Dimensional Fund Advisors, LP
06-3C4	DFA Five-Year Global Fixed Income Portfolio	Institutional	Taxable Bond Fund	Dimensional Fund Advisors, LP
06-CWK	DFA Global Allocation 25/75 Portfolio	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-989	DFA Global Allocation 25/75 Portfolio	R2	Allocation Fund	Dimensional Fund Advisors, LP
06-CWM	DFA Global Allocation 60/40 Portfolio	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-991	DFA Global Allocation 60/40 Portfolio	R2	Allocation Fund	Dimensional Fund Advisors, LP
06-CWN	DFA Global Equity Portfolio	Institutional	International Equity Fund	Dimensional Fund Advisors, LP
06-992	DFA Global Equity Portfolio	R2	International Equity Fund	Dimensional Fund Advisors, LP
06-3CW	DFA Global Real Estate Securities Portfolio	NA	Sector Equity Fund	Dimensional Fund Advisors, LP
06-GKK	DFA Inflation-Protected Securities Portfolio	Institutional	Taxable Bond Fund	Dimensional Fund Advisors, LP
06-4FV	DFA Interm Gov Fixed Inc	Institutional	Taxable Bond Fund	Dimensional Fund Advisors, LP
06-CWP	DFA International Core Equity Portfolio	Institutional	International Equity Fund	Dimensional Fund Advisors, LP
06-CWR	DFA International Small Company Portfolio	Institutional	International Equity Fund	Dimensional Fund Advisors, LP
06-3C7	DFA International Sustainability Core 1 Portfolio	NA	International Equity Fund	Dimensional Fund Advisors, LP
06-993	DFA International Value	R2	International Equity Fund	Dimensional Fund Advisors, LP
06-CWT	DFA Investment Grade Portfolio	Institutional	Taxable Bond Fund	Dimensional Fund Advisors, LP
06-CWV	DFA Real Estate Securities Portfolio	Institutional	Sector Equity Fund	Dimensional Fund Advisors, LP
06-CWW	DFA U.S. Large Cap Growth Portfolio	Institutional	U.S. Equity Fund	Dimensional Fund Advisors, LP
06-3C3	DFA U.S. Large Cap Value Portfolio	Institutional	U.S. Equity Fund	Dimensional Fund Advisors, LP
06-CWX	DFA U.S. Large Company Portfolio	N/A	U.S. Equity Fund	Dimensional Fund Advisors, LP
06-3YM	DFA U.S. Micro Cap Portfolio	Institutional	U.S. Equity Fund	Dimensional Fund Advisors, LP
06-CWY	DFA U.S. Small Cap Growth Portfolio	Institutional	U.S. Equity Fund	Dimensional Fund Advisors, LP
06-GFK	DFA U.S. Small Cap Portfolio	Institutional	U.S. Equity Fund	Dimensional Fund Advisors, LP
06-3C6	DFA U.S. Sustainability Core 1 Portfolio	N/A	U.S. Equity Fund	Dimensional Fund Advisors, LP

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CXC	DFA U.S. Targeted Value Portfolio	Institutional	U.S. Equity Fund	Dimensional Fund Advisors, LP
06-994	DFA U.S. Targeted Value Portfolio	R2	U.S. Equity Fund	Dimensional Fund Advisors, LP
06-CXF	DFA World Ex U.S. Government Fixed Income Portfolio	Institutional	Taxable Bond Fund	Dimensional Fund Advisors, LP
06-3PJ	Dimensional 2005 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PK	Dimensional 2010 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PM	Dimensional 2015 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PN	Dimensional 2020 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PP	Dimensional 2025 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PR	Dimensional 2030 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PT	Dimensional 2035 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PV	Dimensional 2040 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PW	Dimensional 2045 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PX	Dimensional 2050 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3PY	Dimensional 2055 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3R3	Dimensional 2060 Target Date Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-3R4	Dimensional Retirement Income Fund	Institutional	Allocation Fund	Dimensional Fund Advisors, LP
06-FNF	DWS CROCI U.S. Fund	A*	U.S. Equity Fund	DWS Inv Mgmt Americas, Inc.
06-FNG	DWS CROCI U.S. Fund	S	U.S. Equity Fund	DWS Inv Mgmt Americas, Inc.
06-3VN	DWS Emerging Markets Equity Fund	A*	International Equity Fund	DWS Inv Mgmt Americas, Inc.
06-3VJ	DWS Emerging Markets Equity Fund	R6	International Equity Fund	DWS Inv Mgmt Americas, Inc.
06-3VP	DWS Emerging Markets Equity Fund	S	International Equity Fund	DWS Inv Mgmt Americas, Inc.
06-916	DWS Enhanced Commodity Strategy Fund	A*	Commodities	DWS Inv Mgmt Americas, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-608	DWS Enhanced Commodity Strategy Fund	S	Commodities	DWS Inv Mgmt Americas, Inc.
06-FPY	DWS GNMA Fund	A*	Taxable Bond Fund	DWS Inv Mgmt Americas, Inc.
06-FRC	DWS GNMA Fund	S	Taxable Bond Fund	DWS Inv Mgmt Americas, Inc.
06-622	DWS Mid Cap Value Fund	A*	U.S. Equity Fund	DWS Inv Mgmt Americas, Inc.
06-632	DWS Mid Cap Value Fund	S	U.S. Equity Fund	DWS Inv Mgmt Americas, Inc.
06-917	DWS RREEF Global Infrastructure Fund	A*	International Equity Fund	DWS Inv Mgmt Americas, Inc.
06-614	DWS RREEF Global Infrastructure Fund	S	International Equity Fund	DWS Inv Mgmt Americas, Inc.
06-621	DWS RREEF Real Assets Fund	A*	Alternative	DWS Inv Mgmt Americas, Inc.
06-631	DWS RREEF Real Assets Fund	S	Alternative	DWS Inv Mgmt Americas, Inc.
06-613	DWS RREEF Real Estate Securities Fund	A*	Sector Equity Fund	DWS Inv Mgmt Americas, Inc.
06-CWH	DWS RREEF Real Estate Securities Fund	R6	Sector Equity Fund	DWS Inv Mgmt Americas, Inc.
06-617	DWS RREEF Real Estate Securities Fund	S	Sector Equity Fund	DWS Inv Mgmt Americas, Inc.
06-GGK	DWS Small Cap Core Fund	A*	U.S. Equity Fund	DWS Inv Mgmt Americas, Inc.
06-GGM	DWS Small Cap Core Fund	S	U.S. Equity Fund	DWS Inv Mgmt Americas, Inc.
06-788	Federated High Yield Trust	Institutional	Taxable Bond Fund	Federated Investment Management Company
06-GKM	Federated High Yield Trust	R6	Taxable Bond Fund	Federated Investment Management Company
06-918	Federated High Yield Trust	Service	Taxable Bond Fund	Federated Investment Management Company
06-3GV	Federated Institutional High Yield Bond Fund	R6	Taxable Bond Fund	Federated Investment Management Company
06-CHH	Federated International Equity Fund	A*	International Equity Fund	Federated Investment Management Company
06-CHJ	Federated International Equity Fund	IS	International Equity Fund	Federated Investment Management Company
06-065	Federated International Leaders Fund	A*	International Equity Fund	Federated Global Investment Management Corp.
06-049	Federated International Leaders Fund	Institutional	International Equity Fund	Federated Global Investment Management Corp.
06-GKN	Federated International Leaders Fund	R6	International Equity Fund	Federated Global Investment Management Corp.
06-066	Federated Kaufmann Large Cap Fund	A*	U.S. Equity Fund	Federated Equity Mgmt Company of Penn
06-050	Federated Kaufmann Large Cap Fund	Institutional	U.S. Equity Fund	Federated Equity Mgmt Company of Penn

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CXG	Federated Kaufmann Large Cap Fund	R6	U.S. Equity Fund	Federated Equity Mgmt Company of Penn
06-067	Federated MDT All Cap Core Fund	A*	U.S. Equity Fund	Federated MDTA LLC
06-051	Federated MDT All Cap Core Fund	Institutional	U.S. Equity Fund	Federated MDTA LLC
06-3MG	Federated MDT Small Cap Core Fund	R6	U.S. Equity Fund	Federated MDTA LLC
06-FTW	Federated MDT Small Cap Growth Fund	A*	U.S. Equity Fund	Federated MDTA LLC
06-FTV	Federated MDT Small Cap Growth Fund	Institutional	U.S. Equity Fund	Federated MDTA LLC
06-FTX	Federated MDT Small Cap Growth Fund	R6	U.S. Equity Fund	Federated MDTA LLC
06-4FR	Federated MDT SmallCap Core	A*	U.S. Equity Fund	Federated MDTA LLC
06-4FT	Federated MDT SmallCap Core	Institutional	U.S. Equity Fund	Federated MDTA LLC
06-3HR	Fidelity 500 Index Fund	N/A	U.S. Equity Fund	Fidelity Management & Research Company
06-4G3	Fidelity Adv Industrials	Z	Alternative	Fidelity Management & Research Company
06-4G4	Fidelity Adv Intl RealEstate	Z	Alternative	Fidelity Management & Research Company
06-FTY	Fidelity Advisor Balanced Fund	I	Allocation Fund	Fidelity Management & Research Company
06-FVC	Fidelity Advisor Balanced Fund	M	Allocation Fund	Fidelity Management & Research Company
06-FVF	Fidelity Advisor Balanced Fund	Z	Allocation Fund	Fidelity Management & Research Company
06-280	Fidelity Advisor Diversified International Fund	M	International Equity Fund	Fidelity Management & Research Company
06-FVG	Fidelity Advisor Diversified International Fund	Z	International Equity Fund	Fidelity Management & Research Company
06-028	Fidelity Advisor Diversified Stock Fund	Institutional	U.S. Equity Fund	Fidelity Management & Research Company
06-045	Fidelity Advisor Diversified Stock Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-FVH	Fidelity Advisor Diversified Stock Fund	Z	U.S. Equity Fund	Fidelity Management & Research Company
06-255	Fidelity Advisor Dividend Growth Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-34W	Fidelity Advisor Energy Fund	I	Sector Equity Fund	Fidelity Management & Research Company

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-34X	Fidelity Advisor Energy Fund	M	Sector Equity Fund	Fidelity Management & Research Company
06-120	Fidelity Advisor Equity Growth Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-260	Fidelity Advisor Equity Income Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-GHK	Fidelity Advisor Freedom 2005 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCH	Fidelity Advisor Freedom 2010 Fund	I	Allocation Fund	FMR Co., Inc.
06-195	Fidelity Advisor Freedom 2010 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHM	Fidelity Advisor Freedom 2010 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCJ	Fidelity Advisor Freedom 2015 Fund	I	Allocation Fund	FMR Co., Inc.
06-101	Fidelity Advisor Freedom 2015 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHN	Fidelity Advisor Freedom 2015 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCK	Fidelity Advisor Freedom 2020 Fund	I	Allocation Fund	FMR Co., Inc.
06-102	Fidelity Advisor Freedom 2020 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHP	Fidelity Advisor Freedom 2020 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCM	Fidelity Advisor Freedom 2025 Fund	I	Allocation Fund	FMR Co., Inc.
06-103	Fidelity Advisor Freedom 2025 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHR	Fidelity Advisor Freedom 2025 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCN	Fidelity Advisor Freedom 2030 Fund	I	Allocation Fund	FMR Co., Inc.
06-106	Fidelity Advisor Freedom 2030 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHT	Fidelity Advisor Freedom 2030 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCP	Fidelity Advisor Freedom 2035 Fund	I	Allocation Fund	FMR Co., Inc.
06-107	Fidelity Advisor Freedom 2035 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHV	Fidelity Advisor Freedom 2035 Fund	Z6	Allocation Fund	FMR Co., Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CCR	Fidelity Advisor Freedom 2040 Fund	I	Allocation Fund	FMR Co., Inc.
06-108	Fidelity Advisor Freedom 2040 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHW	Fidelity Advisor Freedom 2040 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCT	Fidelity Advisor Freedom 2045 Fund	I	Allocation Fund	FMR Co., Inc.
06-284	Fidelity Advisor Freedom 2045 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHX	Fidelity Advisor Freedom 2045 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCV	Fidelity Advisor Freedom 2050 Fund	I	Allocation Fund	FMR Co., Inc.
06-286	Fidelity Advisor Freedom 2050 Fund	M	Allocation Fund	FMR Co., Inc.
06-GHY	Fidelity Advisor Freedom 2050 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCW	Fidelity Advisor Freedom 2055 Fund	I	Allocation Fund	FMR Co., Inc.
06-394	Fidelity Advisor Freedom 2055 Fund	M	Allocation Fund	FMR Co., Inc.
06-GJC	Fidelity Advisor Freedom 2055 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCX	Fidelity Advisor Freedom 2060 Fund	I	Allocation Fund	FMR Co., Inc.
06-CHG	Fidelity Advisor Freedom 2060 Fund	M	Allocation Fund	FMR Co., Inc.
06-GJF	Fidelity Advisor Freedom 2060 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-CCG	Fidelity Advisor Freedom Income Fund	I	Allocation Fund	FMR Co., Inc.
06-111	Fidelity Advisor Freedom Income Fund	M	Allocation Fund	FMR Co., Inc.
06-GJG	Fidelity Advisor Freedom Income Fund	Z6	Allocation Fund	FMR Co., Inc.
06-46H	Fidelity Advisor Freedom® Blend 2015 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-43N	Fidelity Advisor Freedom® Blend 2020 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-43P	Fidelity Advisor Freedom® Blend 2025 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-43R	Fidelity Advisor Freedom® Blend 2030 Fund	Z6	Allocation Fund	FMR Co., Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-43T	Fidelity Advisor Freedom® Blend 2035 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-43V	Fidelity Advisor Freedom® Blend 2040 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-43W	Fidelity Advisor Freedom® Blend 2045 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-43X	Fidelity Advisor Freedom® Blend 2050 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-43Y	Fidelity Advisor Freedom® Blend 2055 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-44C	Fidelity Advisor Freedom® Blend 2060 Fund	Z6	Allocation Fund	FMR Co., Inc.
06-44F	Fidelity Advisor Freedom® Blend Income Fund	Z6	Allocation Fund	FMR Co., Inc.
06-265	Fidelity Advisor Growth & Income Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-125	Fidelity Advisor Growth Opportunities Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-155	Fidelity Advisor International Capital Appreciation Fund	M	International Equity Fund	Fidelity Management & Research Company
06-FVJ	Fidelity Advisor International Capital Appreciation Fund	Z	International Equity Fund	Fidelity Management & Research Company
06-232	Fidelity Advisor Leveraged Company Stock Fund	A*	U.S. Equity Fund	Fidelity Management & Research Company
06-233	Fidelity Advisor Leveraged Company Stock Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-3HN	Fidelity Advisor Mid Cap Value Fund	Z	U.S. Equity Fund	Fidelity Management & Research Company
06-295	Fidelity Advisor New Insights Fund	A*	U.S. Equity Fund	Fidelity Management & Research Company
06-166	Fidelity Advisor New Insights Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-FVK	Fidelity Advisor New Insights Fund	Z	U.S. Equity Fund	Fidelity Management & Research Company
06-165	Fidelity Advisor Overseas Fund	M	International Equity Fund	Fidelity Management & Research Company
06-392	Fidelity Advisor Real Estate Fund	A*	Sector Equity Fund	Fidelity SelectCo, LLC
06-047	Fidelity Advisor Real Estate Fund	I	Sector Equity Fund	Fidelity SelectCo, LLC
06-391	Fidelity Advisor Real Estate Fund	M	Sector Equity Fund	Fidelity SelectCo, LLC
06-GKP	Fidelity Advisor Real Estate Income Fund	I	Sector Equity Fund	Fidelity SelectCo, LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-393	Fidelity Advisor Small Cap Fund	A*	U.S. Equity Fund	Fidelity Management & Research Company
06-275	Fidelity Advisor Small Cap Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-841	Fidelity Advisor Stock Selector All Cap Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-270	Fidelity Advisor Stock Selector Mid Cap Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-026	Fidelity Advisor Strategic Dividend & Income Fund	I	Allocation Fund	Fidelity Management & Research Company
06-043	Fidelity Advisor Strategic Dividend & Income Fund	M	Allocation Fund	Fidelity Management & Research Company
06-110	Fidelity Advisor Strategic Income Fund	A*	Taxable Bond Fund	Fidelity Management & Research Company
06-027	Fidelity Advisor Total Bond Fund	I	Taxable Bond Fund	Fidelity Management & Research Company
06-044	Fidelity Advisor Total Bond Fund	M	Taxable Bond Fund	Fidelity Management & Research Company
06-FVM	Fidelity Advisor Total Bond Fund	Z	Taxable Bond Fund	Fidelity Management & Research Company
06-322	Fidelity Advisor Value Fund	A*	U.S. Equity Fund	Fidelity Management & Research Company
06-323	Fidelity Advisor Value Fund	M	U.S. Equity Fund	Fidelity Management & Research Company
06-3WN	Fidelity Emerging Markets Index Fund	N/A	International Equity Fund	Fidelity Management & Research Company
06-3WJ	Fidelity Extended Market Index Fund	N/A	U.S. Equity Fund	Fidelity Management & Research Company
06-4C3	Fidelity Freedom® Index 2005 Fund	Investor	Allocation Fund	FMR Co., Inc.
06-49Y	Fidelity Freedom® Index 2010 Fund	Investor	Allocation Fund	FMR Co., Inc.
06-4C4	Fidelity Freedom® Index 2015 Fund	Investor	Allocation Fund	FMR Co., Inc.
06-4C6	Fidelity Freedom® Index 2020 Fund	Investor	Allocation Fund	FMR Co., Inc.
06-4C7	Fidelity Freedom® Index 2025 Fund	Investor	Allocation Fund	FMR Co., Inc.
06-4C9	Fidelity Freedom® Index 2030 Fund	Investor	Allocation Fund	FMR Co., Inc.
06-4CC	Fidelity Freedom® Index 2035 Fund	Investor	Allocation Fund	FMR Co., Inc.
06-4CF	Fidelity Freedom® Index 2040 Fund	Investor	Allocation Fund	FMR Co., Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-4CG	Fidelity Freedom® Index 2045 Fund	Investor	Allocation Fund	FMR Co., Inc.
06-4CH	Fidelity Freedom® Index 2050 Fund	Investor	Allocation Fund	FMR Co., Inc.
06-4CJ	Fidelity Freedom® Index 2055 Fund	Investor	Allocation Fund	FMR Co., Inc.
06-4CK	Fidelity Freedom® Index 2060 Fund	Investor	Allocation Fund	FMR Co., Inc.
06-4F3	Fidelity Freedom® Index 2065 Fund	Investor	Allocation Fund	FMR Co., Inc.
06-4F4	Fidelity Freedom® Index Income Fund Investor Class	Investor	Allocation Fund	FMR Co., Inc.
06-3WK	Fidelity Inflation-Protected Bond Index Fund	N/A	Taxable Bond Fund	Fidelity Management & Research Company
06-3HX	Fidelity International Index Fund	N/A	International Equity Fund	Fidelity Management & Research Company
06-3HW	Fidelity Mid Cap Index Fund	N/A	U.S. Equity Fund	Fidelity Management & Research Company
06-3WP	Fidelity Real Estate Index Fund	N/A	Sector Equity Fund	Fidelity Management & Research Company
06-3HV	Fidelity Small Cap Index Fund	N/A	U.S. Equity Fund	Fidelity Management & Research Company
06-3WH	Fidelity Total International Index Fund	N/A	International Equity Fund	Fidelity Management & Research Company
06-3MR	Fidelity Total Market Index Fund	N/A	U.S. Equity Fund	Fidelity Management & Research Company
06-3HT	Fidelity U.S. Bond Index Fund	N/A	Taxable Bond Fund	Fidelity Management & Research Company
06-3X3	Fidelity US Sustainability Index Fund	N/A	U.S. Equity Fund	Fidelity Management & Research Company
06-230	Fidelity VIP Asset Manager Portfolio	Initial	Allocation Fund	Fidelity Management & Research Company
06-245	Fidelity VIP Contrafund Portfolio	Initial	U.S. Equity Fund	Fidelity Management & Research Company
06-205	Fidelity VIP Equity-Income Portfolio	Initial	U.S. Equity Fund	Fidelity Management & Research Company
06-210	Fidelity VIP Growth Portfolio	Initial	U.S. Equity Fund	Fidelity Management & Research Company
06-215	Fidelity VIP High Income Portfolio	Initial	Taxable Bond Fund	Fidelity Management & Research Company
06-220	Fidelity VIP Overseas Portfolio	Initial	International Equity Fund	Fidelity Management & Research Company
06-3VC	First Eagle Global Fund	R6	Allocation Fund	First Eagle Investment Management, LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3VF	First Eagle Overseas Fund	R6	International Equity Fund	First Eagle Investment Management, LLC
06-3RY	Franklin DynaTech Fund	R6	U.S. Equity Fund	Franklin Advisers, Inc.
06-3T3	Franklin Equity Income Fund	R6	U.S. Equity Fund	Franklin Advisers, Inc.
06-819	Franklin Growth Fund	A*	U.S. Equity Fund	Franklin Advisers, Inc.
06-CMX	Franklin Growth Fund	Advisor	U.S. Equity Fund	Franklin Advisers, Inc.
06-818	Franklin Growth Fund	R	U.S. Equity Fund	Franklin Advisers, Inc.
06-CNW	Franklin Growth Opportunities Fund	Advisor	U.S. Equity Fund	Franklin Advisers, Inc.
06-CMW	Franklin Growth Opportunities Fund	R	U.S. Equity Fund	Franklin Advisers, Inc.
06-FXP	Franklin Growth Series	R6	U.S. Equity Fund	Franklin Advisers, Inc.
06-719	Franklin Income Fund	Advisor	Allocation Fund	Franklin Advisers, Inc.
06-724	Franklin Income Fund	R	Allocation Fund	Franklin Advisers, Inc.
06-GKR	Franklin Income Fund	R6	Allocation Fund	Franklin Advisers, Inc.
06-3T4	Franklin International Growth Fund	R6	International Equity Fund	Franklin Templeton Institutional LLC
06-3TN	Franklin Managed Income Fund	R6	Allocation Fund	Franklin Advisers, Inc.
06-726	Franklin Mutual Global Discovery Fund	R	International Equity Fund	Franklin Mutual Advisers, LLC
06-FXR	Franklin Mutual Global Discovery Fund	R6	International Equity Fund	Franklin Mutual Advisers, LLC
06-723	Franklin Mutual Global Discovery Fund	Z	International Equity Fund	Franklin Mutual Advisers, LLC
06-3T6	Franklin Mutual Quest Fund	R6	Allocation Fund	Franklin Mutual Advisers, LLC
06-3T7	Franklin Rising Dividends Fund	R6	U.S. Equity Fund	Franklin Advisers, Inc.
06-3T9	Franklin Small Cap Growth Fund	R6	U.S. Equity Fund	Franklin Advisers, Inc.
06-247	Franklin Small Cap Value Fund	A*	U.S. Equity Fund	Franklin Advisory Services, LLC
06-CMY	Franklin Small Cap Value Fund	Advisor	U.S. Equity Fund	Franklin Advisory Services, LLC
06-248	Franklin Small Cap Value Fund	R	U.S. Equity Fund	Franklin Advisory Services, LLC
06-GKT	Franklin Small Cap Value Fund	R6	U.S. Equity Fund	Franklin Advisory Services, LLC
06-CNC	Franklin Small-Mid Cap Growth Fund	Advisor	U.S. Equity Fund	Franklin Advisers, Inc.
06-890	Franklin Small-Mid Cap Growth Fund	R	U.S. Equity Fund	Franklin Advisers, Inc.
06-3TC	Franklin Small-Mid Cap Growth Fund	R6	U.S. Equity Fund	Franklin Advisers, Inc.
06-821	Franklin Strategic Income Fund	A*	Taxable Bond Fund	Franklin Advisers, Inc.
06-CNF	Franklin Strategic Income Fund	Advisor	Taxable Bond Fund	Franklin Advisers, Inc.
06-915	Franklin Strategic Income Fund	R	Taxable Bond Fund	Franklin Advisers, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CXH	Franklin Strategic Income Fund	R6	Taxable Bond Fund	Franklin Advisers, Inc.
06-3RV	Franklin U.S. Government Securities Fund	R6	Taxable Bond Fund	Franklin Advisers, Inc.
06-FPC	Franklin Utilities Fund	Advisor	Sector Equity Fund	Franklin Advisers, Inc.
06-FPN	Franklin Utilities Fund	R	Sector Equity Fund	Franklin Advisers, Inc.
06-FNP	Franklin Utilities Fund	R6	Sector Equity Fund	Franklin Advisers, Inc.
06-GKV	Frost Credit Fund	Institutional	Taxable Bond Fund	Frost Investment Advisors, Inc
06-GKW	Frost Growth Equity Fund	Institutional	U.S. Equity Fund	Frost Investment Advisors, Inc
06-GKX	Frost Total Return Bond Fund	Institutional	Taxable Bond Fund	Frost Investment Advisors, Inc
06-GKY	Frost Value Equity Fund	Institutional	U.S. Equity Fund	Frost Investment Advisors, Inc
06-3GG	Goldman Sachs Emerging Markets Equity Fund	R6	International Equity Fund	Goldman Sachs Asset Management, LP
06-CXJ	Goldman Sachs Financial Square Government Fund	R6	Money Market	Goldman Sachs Asset Management, LP
06-CGJ	Goldman Sachs Financial Square Government Fund	Resource	Money Market	Goldman Sachs Asset Management, LP
06-CGH	Goldman Sachs Financial Square Government Fund	Admin	Money Market	Goldman Sachs Asset Management, LP
06-727	Goldman Sachs Growth Opportunities Fund	Investor	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-CXK	Goldman Sachs Growth Opportunities Fund	R6	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-729	Goldman Sachs Growth Opportunities Fund	Service	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-249	Goldman Sachs Growth Strategy Portfolio	Institutional	Allocation Fund	Goldman Sachs Asset Management, LP
06-251	Goldman Sachs Growth Strategy Portfolio	Service	Allocation Fund	Goldman Sachs Asset Management, LP
06-367	Goldman Sachs International Equity Insights Fund	Institutional	International Equity Fund	Goldman Sachs Asset Management, LP
06-CXM	Goldman Sachs International Equity Insights Fund	R6	International Equity Fund	Goldman Sachs Asset Management, LP
06-368	Goldman Sachs International Equity Insights Fund	Service	International Equity Fund	Goldman Sachs Asset Management, LP
06-CKX	Goldman Sachs Large Cap Growth Insights Fund	Investor	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-CXN	Goldman Sachs Large Cap Growth Insights Fund	R6	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-CKY	Goldman Sachs Large Cap Growth Insights Fund	Service	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-052	Goldman Sachs Large Cap Value Insights Fund	Investor	U.S. Equity Fund	Goldman Sachs Asset Management, LP

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CXP	Goldman Sachs Large Cap Value Insights Fund	R6	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-068	Goldman Sachs Large Cap Value Insights Fund	Service	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-252	Goldman Sachs Mid Cap Value Fund	Institutional	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-CXR	Goldman Sachs Mid Cap Value Fund	R6	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-253	Goldman Sachs Mid Cap Value Fund	Service	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-728	Goldman Sachs Satellite Strategies Fund	Investor	Allocation Fund	Goldman Sachs Asset Management, LP
06-842	Goldman Sachs Satellite Strategies Fund	Service	Allocation Fund	Goldman Sachs Asset Management, LP
06-254	Goldman Sachs Small Cap Value Fund	Institutional	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-CXT	Goldman Sachs Small Cap Value Fund	R6	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-256	Goldman Sachs Small Cap Value Fund	Service	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-46M	Goldman Sachs Small Cap Eq Insts	R6	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-257	Goldman Sachs Technology Opportunities Fund	Institutional	Sector Equity Fund	Goldman Sachs Asset Management, LP
06-258	Goldman Sachs Technology Opportunities Fund	Service	Sector Equity Fund	Goldman Sachs Asset Management, LP
06-053	Goldman Sachs U.S. Equity Insights Fund	Investor	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-FXT	Goldman Sachs U.S. Equity Insights Fund	R6	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-069	Goldman Sachs U.S. Equity Insights Fund	Service	U.S. Equity Fund	Goldman Sachs Asset Management, LP
06-3MT	GuideStone Funds Aggressive Allocation Fund	Investor	International Equity Fund	Guidestone Capital Management
06-3MV	GuideStone Funds Balanced Allocation Fund	Investor	Allocation Fund	Guidestone Capital Management
06-3MW	GuideStone Funds Conservative Allocation Fund	Investor	Allocation Fund	Guidestone Capital Management
06-3MX	GuideStone Funds Defensive Market Strategies Fund	Investor	Allocation Fund	Guidestone Capital Management
06-3YV	GuideStone Funds Emerging Markets Equity Fund	Advisor	International Equity Fund	Guidestone Capital Management
06-3YW	GuideStone Funds Equity Index Fund	Advisor	U.S. Equity Fund	Guidestone Capital Management

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3YX	GuideStone Funds Extended-Duration Bond Fund	Advisor	Taxable Bond Fund	Guidestone Capital Management
06-3YY	GuideStone Funds Global Bond Fund	Advisor	Taxable Bond Fund	Guidestone Capital Management
06-43C	GuideStone Funds Global Real Estate Securities Fund	Advisor	Alternative	Guidestone Capital Management
06-3MY	GuideStone Funds Growth Allocation Fund	Investor	Allocation Fund	Guidestone Capital Management
06-43F	GuideStone Funds Growth Equity Fund	Advisor	U.S. Equity Fund	Guidestone Capital Management
06-43G	GuideStone Funds International Equity Fund	Advisor	International Equity Fund	Guidestone Capital Management
06-43H	GuideStone Funds Medium-Duration Bond Fund	Advisor	Taxable Bond Fund	Guidestone Capital Management
06-43J	GuideStone Funds Small Cap Equity Fund	Advisor	U.S. Equity Fund	Guidestone Capital Management
06-43M	GuideStone Funds Value Equity Fund	Institutional	U.S. Equity Fund	Guidestone Capital Management
06-49R	Harbor Capital Apprec Ret	Retirement	U.S. Equity Fund	Harbor
06-49T	Harbor MidCap Value Ret	Retirement	U.S. Equity Fund	Harbor
06-3YJ	Hartford Core Equity Fund	R6	U.S. Equity Fund	Hartford Funds Management Company, LLC
06-3XH	Hartford Environmental Opportunities Fund	R6	International Equity Fund	Hartford Funds Management Company, LLC
06-3NW	Hartford Schroders International Multi-Cap Value Fund	SDR	International Equity Fund	Hartford Funds Management Company, LLC
06-3NX	Hartford Schroders International Stock Fund	SDR	International Equity Fund	Hartford Funds Management Company, LLC
06-3CT	Hartford Schroders US Small/Mid-Cap Opportunities Fund	R4	U.S. Equity Fund	Hartford Funds Management Company, LLC
06-023	Invesco American Franchise Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-070	Invesco American Value Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-054	Invesco American Value Fund	Y	U.S. Equity Fund	Invesco Advisers Inc.
06-771	Invesco Comstock Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-772	Invesco Comstock Fund	R	U.S. Equity Fund	Invesco Advisers Inc.
06-3G7	Invesco Core Plus Bond Fund	R6	Taxable Bond Fund	Invesco Advisers Inc.
06-3W4	Invesco Corporate Bond Fund	R6	Taxable Bond Fund	Invesco Advisers Inc.
06-816	Invesco Diversified Dividend Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-817	Invesco Diversified Dividend Fund	Investor	U.S. Equity Fund	Invesco Advisers Inc.
06-CXV	Invesco Diversified Dividend Fund	R6	U.S. Equity Fund	Invesco Advisers Inc.
06-835	Invesco Energy Fund	A*	Sector Equity Fund	Invesco Advisers Inc.
06-810	Invesco Energy Fund	Investor	Sector Equity Fund	Invesco Advisers Inc.
06-46C	Invesco Equally-Weighted S&P 500 Fund	R6	U.S. Equity Fund	Invesco Advisers Inc.
06-071	Invesco Floating Rate Fund	A*	Taxable Bond Fund	Invesco Advisers Inc.
06-FXV	Invesco Floating Rate Fund	R6	Taxable Bond Fund	Invesco Advisers Inc.
06-055	Invesco Floating Rate Fund	Y	Taxable Bond Fund	Invesco Advisers Inc.
06-845	Invesco Global Health Care Fund	A*	Sector Equity Fund	Invesco Advisers Inc.
06-815	Invesco Global Health Care Fund	Investor	Sector Equity Fund	Invesco Advisers Inc.
06-465	Invesco Global Low Volatility Equity Yield Fund	A*	International Equity Fund	Invesco Advisers Inc.
06-229	Invesco Global Low Volatility Equity Yield Fund	R5	International Equity Fund	Invesco Advisers Inc.
06-193	Invesco International Growth Fund	R	International Equity Fund	Invesco Advisers Inc.
06-192	Invesco International Growth Fund	R5	International Equity Fund	Invesco Advisers Inc.
06-CXW	Invesco International Growth Fund	R6	International Equity Fund	Invesco Advisers Inc.
06-4FY	Invesco Intl Small Company	R6	International Equity Fund	Invesco Advisers Inc.
06-315	Invesco Mid Cap Core Equity Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-495	Invesco Mid Cap Core Equity Fund	R	U.S. Equity Fund	Invesco Advisers Inc.
06-024	Invesco Mid Cap Growth Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-493	Invesco Mid Cap Growth Fund	R	U.S. Equity Fund	Invesco Advisers Inc.
06-494	Invesco Mid Cap Growth Fund	R5	U.S. Equity Fund	Invesco Advisers Inc.
06-924	Invesco Oppenheimer Active Allocation Fund	A*	Allocation Fund	Invesco Advisers Inc.
06-893	Invesco Oppenheimer Active Allocation Fund	Y	Allocation Fund	Invesco Advisers Inc.
06-466	Invesco Oppenheimer Developing Markets Fund	A*	International Equity Fund	Invesco Advisers Inc.
06-DDD	Invesco Oppenheimer Developing Markets Fund	R6	International Equity Fund	Invesco Advisers Inc.
06-571	Invesco Oppenheimer Developing Markets Fund	Y	International Equity Fund	Invesco Advisers Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3F3	Invesco Oppenheimer Discovery Mid Cap Growth Fund	R6	U.S. Equity Fund	Invesco Advisers Inc.
06-763	Invesco Oppenheimer Global Fund	A*	International Equity Fund	Invesco Advisers Inc.
06-FYV	Invesco Oppenheimer Global Fund	R6	International Equity Fund	Invesco Advisers Inc.
06-752	Invesco Oppenheimer Global Fund	Y	International Equity Fund	Invesco Advisers Inc.
06-556	Invesco Oppenheimer Global Opportunities Fund	A*	International Equity Fund	Invesco Advisers Inc.
06-FYW	Invesco Oppenheimer Global Opportunities Fund	R6	International Equity Fund	Invesco Advisers Inc.
06-843	Invesco Oppenheimer Global Opportunities Fund	Y	International Equity Fund	Invesco Advisers Inc.
06-288	Invesco Oppenheimer Global Strategic Income Fund	A*	Taxable Bond Fund	Invesco Advisers Inc.
06-751	Invesco Oppenheimer Global Strategic Income Fund	Y	Taxable Bond Fund	Invesco Advisers Inc.
06-463	Invesco Oppenheimer Gold & Special Minerals Fund	A*	Sector Equity Fund	Invesco Advisers Inc.
06-34Y	Invesco Oppenheimer Gold & Special Minerals Fund	R6	Sector Equity Fund	Invesco Advisers Inc.
06-753	Invesco Oppenheimer Gold & Special Minerals Fund	Y	Sector Equity Fund	Invesco Advisers Inc.
06-297	Invesco Oppenheimer International Bond Fund	A*	Taxable Bond Fund	Invesco Advisers Inc.
06-FYX	Invesco Oppenheimer International Bond Fund	R6	Taxable Bond Fund	Invesco Advisers Inc.
06-754	Invesco Oppenheimer International Bond Fund	Y	Taxable Bond Fund	Invesco Advisers Inc.
06-319	Invesco Oppenheimer International Growth Fund	A*	International Equity Fund	Invesco Advisers Inc.
06-FNC	Invesco Oppenheimer International Growth Fund	R6	International Equity Fund	Invesco Advisers Inc.
06-756	Invesco Oppenheimer International Growth Fund	Y	International Equity Fund	Invesco Advisers Inc.
06-764	Invesco Oppenheimer International Small-Mid Company Fund	A*	International Equity Fund	Invesco Advisers Inc.
06-FCC	Invesco Oppenheimer International Small-Mid Company Fund	R6	International Equity Fund	Invesco Advisers Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-757	Invesco Oppenheimer International Small-Mid Company Fund	Y	International Equity Fund	Invesco Advisers Inc.
06-766	Invesco Oppenheimer Main Street All Cap Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-758	Invesco Oppenheimer Main Street All Cap Fund	Y	U.S. Equity Fund	Invesco Advisers Inc.
06-262	Invesco Oppenheimer Main Street Mid Cap Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-759	Invesco Oppenheimer Main Street Mid Cap Fund	Y	U.S. Equity Fund	Invesco Advisers Inc.
06-767	Invesco Oppenheimer Mid Cap Value Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-FYY	Invesco Oppenheimer Mid Cap Value Fund	R6	U.S. Equity Fund	Invesco Advisers Inc.
06-761	Invesco Oppenheimer Mid Cap Value Fund	Y	U.S. Equity Fund	Invesco Advisers Inc.
06-078	Invesco Oppenheimer Senior Floating Rate Fund	A*	Taxable Bond Fund	Invesco Advisers Inc.
06-GCC	Invesco Oppenheimer Senior Floating Rate Fund	R6	Taxable Bond Fund	Invesco Advisers Inc.
06-062	Invesco Oppenheimer Senior Floating Rate Fund	Y	Taxable Bond Fund	Invesco Advisers Inc.
06-926	Invesco Oppenheimer Total Return Bond Fund	A*	Taxable Bond Fund	Invesco Advisers Inc.
06-894	Invesco Oppenheimer Total Return Bond Fund	Y	Taxable Bond Fund	Invesco Advisers Inc.
06-317	Invesco Oppenheimer Value Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-762	Invesco Oppenheimer Value Fund	Y	U.S. Equity Fund	Invesco Advisers Inc.
06-320	Invesco Small Cap Growth Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-595	Invesco Small Cap Growth Fund	R	U.S. Equity Fund	Invesco Advisers Inc.
06-CXX	Invesco Small Cap Growth Fund	R6	U.S. Equity Fund	Invesco Advisers Inc.
06-855	Invesco Technology Fund	A*	Sector Equity Fund	Invesco Advisers Inc.
06-805	Invesco Technology Fund	Investor	Sector Equity Fund	Invesco Advisers Inc.
06-814	Invesco Value Opportunities Fund	A*	U.S. Equity Fund	Invesco Advisers Inc.
06-813	Invesco Value Opportunities Fund	R	U.S. Equity Fund	Invesco Advisers Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3VK	iShares MSCI EAFE International Index Fund	K	International Equity Fund	Blackrock Advisors LLC
06-46N	iShares MSCI Total Intl Idx	K	International Equity Fund	Blackrock Advisors LLC
06-46P	iShares Russell 1000LgCp Idx	K	U.S. Equity Fund	Blackrock Advisors LLC
06-3GR	iShares Russell 2000 Small-Cap Index Fund	K	International Equity Fund	Blackrock Advisors LLC
06-3GM	iShares Russell Mid-Cap Index Fund	K	International Equity Fund	Blackrock Advisors LLC
06-3G4	iShares S&P 500 Index Fund	K	U.S. Equity Fund	Blackrock Advisors LLC
06-3XR	iShares Total U.S. Stock Market Index Fund	K	U.S. Equity Fund	Blackrock Advisors LLC
06-3VM	iShares U.S. Aggregate Bond Index Fund	K	Taxable Bond Fund	Blackrock Advisors LLC
06-007	Ivy Asset Strategy Fund	R	Allocation Fund	Ivy Investment Management Co.
06-008	Ivy Asset Strategy Fund	Y	Allocation Fund	Ivy Investment Management Co.
06-CXY	Ivy Balanced Fund	N	Allocation Fund	Ivy Investment Management Co.
06-009	Ivy Balanced Fund	R	Allocation Fund	Ivy Investment Management Co.
06-010	Ivy Balanced Fund	Y	Allocation Fund	Ivy Investment Management Co.
06-3XY	Ivy Emerging Markets Equity Fund	N	International Equity Fund	Ivy Investment Management Co.
06-CGP	Ivy Energy Fund	R	Sector Equity Fund	Ivy Investment Management Co.
06-CGR	Ivy Energy Fund	Y	Sector Equity Fund	Ivy Investment Management Co.
06-GMF	Ivy High Income Fund	N	Taxable Bond Fund	Ivy Investment Management Co.
06-011	Ivy High Income Fund	R	Taxable Bond Fund	Ivy Investment Management Co.
06-012	Ivy High Income Fund	Y	Taxable Bond Fund	Ivy Investment Management Co.
06-3VY	Ivy Mid Cap Growth Fund	N	U.S. Equity Fund	Ivy Investment Management Co.
06-GMG	Ivy Science and Technology Fund	N	Sector Equity Fund	Ivy Investment Management Co.
06-CGT	Ivy Science and Technology Fund	R	Sector Equity Fund	Ivy Investment Management Co.
06-CGV	Ivy Science and Technology Fund	Y	Sector Equity Fund	Ivy Investment Management Co.
06-FNR	Ivy Small Cap Core Fund	N	U.S. Equity Fund	Ivy Investment Management Co.
06-FPP	Ivy Small Cap Core Fund	R	U.S. Equity Fund	Ivy Investment Management Co.
06-FPF	Ivy Small Cap Core Fund	Y	U.S. Equity Fund	Ivy Investment Management Co.
06-CYC	Janus Henderson Balanced Fund	N	Allocation Fund	Janus Capital Management LLC
06-612	Janus Henderson Balanced Fund	R	Allocation Fund	Janus Capital Management LLC
06-611	Janus Henderson Balanced Portfolio	Service	Allocation Fund	Janus Capital Management LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CMC	Janus Henderson Enterprise Fund	A*	U.S. Equity Fund	Janus Capital Management LLC
06-CYF	Janus Henderson Enterprise Fund	N	U.S. Equity Fund	Janus Capital Management LLC
06-CMF	Janus Henderson Enterprise Fund	S	U.S. Equity Fund	Janus Capital Management LLC
06-CYG	Janus Henderson Flexible Bond Fund	N	Taxable Bond Fund	Janus Capital Management LLC
06-601	Janus Henderson Flexible Bond Portfolio	Institutional	Taxable Bond Fund	Janus Capital Management LLC
06-603	Janus Henderson Forty Fund	A*	U.S. Equity Fund	Janus Capital Management LLC
06-154	Janus Henderson Forty Fund	R	U.S. Equity Fund	Janus Capital Management LLC
06-GMH	Janus Henderson Global Equity Income Fund	A*	International Equity Fund	Janus Capital Management LLC
06-GMJ	Janus Henderson Global Equity Income Fund	N	International Equity Fund	Janus Capital Management LLC
06-GMK	Janus Henderson Global Equity Income Fund	S	International Equity Fund	Janus Capital Management LLC
06-3WT	Janus Henderson Global Life Sciences Fund	N	Sector Equity Fund	Janus Capital Management LLC
06-CGW	Janus Henderson Global Life Sciences Fund	S	Sector Equity Fund	Janus Capital Management LLC
06-CGX	Janus Henderson Global Life Sciences Fund	T	Sector Equity Fund	Janus Capital Management LLC
06-600	Janus Henderson Global Research Portfolio	Institutional	International Equity Fund	Janus Capital Management LLC
06-3CM	Janus Henderson Global Technology Fund	N	Sector Equity Fund	Janus Capital Management LLC
06-156	Janus Henderson Growth and Income Fund	R	U.S. Equity Fund	Janus Capital Management LLC
06-604	Janus Henderson Mid Cap Value Fund	A*	U.S. Equity Fund	Janus Capital Management LLC
06-261	Janus Henderson Mid Cap Value Fund	R	U.S. Equity Fund	Janus Capital Management LLC
06-259	Janus Henderson Mid Cap Value Portfolio	Service	U.S. Equity Fund	Janus Capital Management LLC
06-3GW	Janus Henderson Multi-Sector Income Fund	N	Taxable Bond Fund	Janus Capital Management LLC
06-888	Janus Henderson Research Fund	A*	U.S. Equity Fund	Janus Capital Management LLC
06-919	Janus Henderson Research Fund	Service	U.S. Equity Fund	Janus Capital Management LLC
06-FCH	Janus Henderson Small Cap Value Fund	N	U.S. Equity Fund	Janus Capital Management LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-615	Janus Henderson Small Cap Value Fund	Service	U.S. Equity Fund	Janus Capital Management LLC
06-889	Janus Henderson Triton Fund	A*	U.S. Equity Fund	Janus Capital Management LLC
06-CYH	Janus Henderson Triton Fund	N	U.S. Equity Fund	Janus Capital Management LLC
06-921	Janus Henderson Triton Fund	Service	U.S. Equity Fund	Janus Capital Management LLC
06-954	Janus Henderson U.S. Managed Volatility Fund	Service	U.S. Equity Fund	Janus Capital Management LLC
06-3P3	Janus Henderson Venture Fund	N	U.S. Equity Fund	Janus Capital Management LLC
06-4FG	JHancock MM LF Aggressive	R6	Balanced	John Hancock Advisers LLC
06-4FC	JHancock MM LF Balanced	R6	Balanced	John Hancock Advisers LLC
06-4F7	JHancock MM LF Conservative	R6	Balanced	John Hancock Advisers LLC
06-4FF	JHancock MM LF Growth	R6	Balanced	John Hancock Advisers LLC
06-4F9	JHancock MM LF Moderate	R6	Balanced	John Hancock Advisers LLC
06-3TF	John Hancock Balanced Fund	R6	Allocation Fund	John Hancock Advisers LLC
06-3HM	John Hancock Bond Fund	R6	Allocation Fund	John Hancock Advisers LLC
06-3X9	John Hancock ESG All Cap Core Fund	R6	U.S. Equity Fund	John Hancock Advisers LLC
06-3X7	John Hancock ESG Core Bond Fund	R6	Taxable Bond Fund	John Hancock Advisers LLC
06-3X6	John Hancock ESG International Equity Fund	R6	International Equity Fund	John Hancock Advisers LLC
06-3X4	John Hancock ESG Large Cap Core Fund	R6	U.S. Equity Fund	John Hancock Advisers LLC
06-3VV	John Hancock Fundamental Large Cap Core Fund	R6	U.S. Equity Fund	John Hancock Advisers LLC
06-3GN	John Hancock Funds Multi-Index 2010 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3H3	John Hancock Funds Multi-Index 2015 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3H4	John Hancock Funds Multi-Index 2020 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3H6	John Hancock Funds Multi-Index 2025 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3H7	John Hancock Funds Multi-Index 2030 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3H9	John Hancock Funds Multi-Index 2035 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3J3	John Hancock Funds Multi-Index 2040 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3HF	John Hancock Funds Multi-Index 2045 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3HG	John Hancock Funds Multi-Index 2050 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3HH	John Hancock Funds Multi-Index 2055 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3HJ	John Hancock Funds Multi-Index 2060 Lifetime Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3HP	John Hancock Funds Multi-Index Income Preservation Portfolio	R6	Allocation Fund	John Hancock Advisers LLC
06-3TG	John Hancock Investment Grade Bond Fund	R6	Allocation Fund	John Hancock Advisers LLC
06-3VT	John Hancock U.S. Global Leaders Growth Fund	R6	U.S. Equity Fund	John Hancock Advisers LLC
06-3W6	JPMorgan Core Plus Bond Fund	R6	Taxable Bond Fund	JP Morgan Investment Management Inc.
06-4CN	JPMorgan Emerging Markets Equity Fund	R6	International Equity Fund	JP Morgan Investment Management Inc.
06-FXX	JPMorgan Equity Income Fund	R4	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-FXY	JPMorgan Equity Income Fund	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-4FH	JPMorgan Global Allocation	R6	Balanced	JP Morgan Investment Management Inc.
06-FYC	JPMorgan Government Bond Fund	R4	Taxable Bond Fund	JP Morgan Investment Management Inc.
06-FYF	JPMorgan Government Bond Fund	R6	Taxable Bond Fund	JP Morgan Investment Management Inc.
06-3W3	JPMorgan Income Builder Fund	R6	Balanced	JP Morgan Investment Management Inc.
06-3GJ	JPMorgan Large Cap Growth Fund	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-3GF	JPMorgan Large Cap Value Fund	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-FYG	JPMorgan Mid Cap Growth Fund	R4	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-FYH	JPMorgan Mid Cap Growth Fund	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-FYJ	JPMorgan Mid Cap Value Fund	R4	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-FYK	JPMorgan Mid Cap Value Fund	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-3JM	JPMorgan Small Cap Growth Fund	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-44Y	JPMorgan Small Cap Value Fund	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-46R	JPMorgan SmartRetire 2020	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-46T	JPMorgan SmartRetire 2025	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-46V	JPMorgan SmartRetire 2030	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-46W	JPMorgan SmartRetire 2035	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-46X	JPMorgan SmartRetire 2040	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-46Y	JPMorgan SmartRetire 2045	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-47C	JPMorgan SmartRetire 2050	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-47F	JPMorgan SmartRetire 2055	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-47G	JPMorgan SmartRetire 2060	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-47H	JPMorgan SmartRetire Income	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GMM	JPMorgan SmartRetirement Blend 2020 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GGN	JPMorgan SmartRetirement Blend 2020 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GMN	JPMorgan SmartRetirement Blend 2025 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GGP	JPMorgan SmartRetirement Blend 2025 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GMP	JPMorgan SmartRetirement Blend 2030 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GGR	JPMorgan SmartRetirement Blend 2030 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GMR	JPMorgan SmartRetirement Blend 2035 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GGT	JPMorgan SmartRetirement Blend 2035 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GMT	JPMorgan SmartRetirement Blend 2040 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GGV	JPMorgan SmartRetirement Blend 2040 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GMV	JPMorgan SmartRetirement Blend 2045 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GGW	JPMorgan SmartRetirement Blend 2045 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-GMW	JPMorgan SmartRetirement Blend 2050 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GGX	JPMorgan SmartRetirement Blend 2050 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GMX	JPMorgan SmartRetirement Blend 2055 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GGY	JPMorgan SmartRetirement Blend 2055 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GMY	JPMorgan SmartRetirement Blend 2060 Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GHC	JPMorgan SmartRetirement Blend 2060 Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-GNC	JPMorgan SmartRetirement Blend Income Fund	R4	Allocation Fund	JP Morgan Investment Management Inc.
06-GHF	JPMorgan SmartRetirement Blend Income Fund	R6	Allocation Fund	JP Morgan Investment Management Inc.
06-FYM	JPMorgan U.S. Small Company Fund	R4	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-FYN	JPMorgan U.S. Small Company Fund	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-GJH	JPMorgan Value Advantage Fund	R4	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-GJJ	JPMorgan Value Advantage Fund	R6	U.S. Equity Fund	JP Morgan Investment Management Inc.
06-3XN	Loomis Sayles Bond Fund	N	Taxable Bond Fund	Natixis
06-3JG	Loomis Sayles Small Cap Growth Fund	N	U.S. Equity Fund	Natixis
06-3WF	Lord Abbett Affiliated Fund	R6	U.S. Equity Fund	Lord Abbett & Co. LLC
06-4F6	Lord Abbett Bond Debenture	R6	Taxable Bond Fund	Lord Abbett & Co. LLC
06-056	Lord Abbett Bond-Debenture Fund	A*	Taxable Bond Fund	Lord Abbett & Co. LLC
06-072	Lord Abbett Bond-Debenture Fund	R3	Taxable Bond Fund	Lord Abbett & Co. LLC
06-CJT	Lord Abbett Bond-Debenture Fund	R5	Taxable Bond Fund	Lord Abbett & Co. LLC
06-423	Lord Abbett Calibrated Dividend Growth Fund	A*	U.S. Equity Fund	Lord Abbett & Co. LLC
06-424	Lord Abbett Calibrated Dividend Growth Fund	R3	U.S. Equity Fund	Lord Abbett & Co. LLC
06-CJV	Lord Abbett Calibrated Dividend Growth Fund	R5	U.S. Equity Fund	Lord Abbett & Co. LLC
06-732	Lord Abbett Developing Growth Fund	A*	U.S. Equity Fund	Lord Abbett & Co. LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-960	Lord Abbett Developing Growth Fund	P	U.S. Equity Fund	Lord Abbett & Co. LLC
06-369	Lord Abbett Developing Growth Fund	R3	U.S. Equity Fund	Lord Abbett & Co. LLC
06-CJW	Lord Abbett Developing Growth Fund	R5	U.S. Equity Fund	Lord Abbett & Co. LLC
06-CYJ	Lord Abbett Developing Growth Fund	R6	U.S. Equity Fund	Lord Abbett & Co. LLC
06-CJX	Lord Abbett Fundamental Equity Fund	R5	U.S. Equity Fund	Lord Abbett & Co. LLC
06-733	Lord Abbett Fundamental Equity Fund	A*	U.S. Equity Fund	Lord Abbett & Co. LLC
06-731	Lord Abbett Fundamental Equity Fund	R3	U.S. Equity Fund	Lord Abbett & Co. LLC
06-948	Lord Abbett Growth Leaders Fund	I	U.S. Equity Fund	Lord Abbett & Co. LLC
06-951	Lord Abbett Growth Leaders Fund	R3	U.S. Equity Fund	Lord Abbett & Co. LLC
06-CJY	Lord Abbett Growth Leaders Fund	R5	U.S. Equity Fund	Lord Abbett & Co. LLC
06-734	Lord Abbett Growth Opportunities Fund	A*	U.S. Equity Fund	Lord Abbett & Co. LLC
06-965	Lord Abbett Growth Opportunities Fund	P	U.S. Equity Fund	Lord Abbett & Co. LLC
06-371	Lord Abbett Growth Opportunities Fund	R3	U.S. Equity Fund	Lord Abbett & Co. LLC
06-CKC	Lord Abbett Growth Opportunities Fund	R5	U.S. Equity Fund	Lord Abbett & Co. LLC
06-057	Lord Abbett High Yield Fund	A*	Taxable Bond Fund	Lord Abbett & Co. LLC
06-073	Lord Abbett High Yield Fund	R3	Taxable Bond Fund	Lord Abbett & Co. LLC
06-CKF	Lord Abbett High Yield Fund	R5	Taxable Bond Fund	Lord Abbett & Co. LLC
06-CYK	Lord Abbett High Yield Fund	R6	Taxable Bond Fund	Lord Abbett & Co. LLC
06-36C	Lord Abbett International Opportunities Fund	R3	International Equity Fund	Lord Abbett & Co. LLC
06-36F	Lord Abbett International Opportunities Fund	R5	International Equity Fund	Lord Abbett & Co. LLC
06-36G	Lord Abbett International Opportunities Fund	R6	International Equity Fund	Lord Abbett & Co. LLC
06-3WG	Lord Abbett Investment Trust – Lord Abbett Income Fund	R6	Taxable Bond Fund	Lord Abbett & Co. LLC
06-970	Lord Abbett Mid Cap Stock Fund	P	U.S. Equity Fund	Lord Abbett & Co. LLC
06-961	Lord Abbett Mid Cap Stock Fund	R3	U.S. Equity Fund	Lord Abbett & Co. LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CKG	Lord Abbett Mid Cap Stock Fund	R5	U.S. Equity Fund	Lord Abbett & Co. LLC
06-704	Lord Abbett Small Cap Value Fund	Institutional	U.S. Equity Fund	Lord Abbett & Co. LLC
06-980	Lord Abbett Small Cap Value Fund	P	U.S. Equity Fund	Lord Abbett & Co. LLC
06-962	Lord Abbett Small Cap Value Fund	R3	U.S. Equity Fund	Lord Abbett & Co. LLC
06-CKH	Lord Abbett Small Cap Value Fund	R5	U.S. Equity Fund	Lord Abbett & Co. LLC
06-949	Lord Abbett Total Return Fund	I	Taxable Bond Fund	Lord Abbett & Co. LLC
06-952	Lord Abbett Total Return Fund	R3	Taxable Bond Fund	Lord Abbett & Co. LLC
06-CKJ	Lord Abbett Total Return Fund	R5	Taxable Bond Fund	Lord Abbett & Co. LLC
06-3RJ	Lord Abbett Total Return Fund	R6	Taxable Bond Fund	Lord Abbett & Co. LLC
06-967	Lord Abbett Value Opportunities Fund	A*	U.S. Equity Fund	Lord Abbett & Co. LLC
06-025	Lord Abbett Value Opportunities Fund	P	U.S. Equity Fund	Lord Abbett & Co. LLC
06-968	Lord Abbett Value Opportunities Fund	R3	U.S. Equity Fund	Lord Abbett & Co. LLC
06-CKK	Lord Abbett Value Opportunities Fund	R5	U.S. Equity Fund	Lord Abbett & Co. LLC
06-FYP	Lord Abbett Value Opportunities Fund	R6	U.S. Equity Fund	Lord Abbett & Co. LLC
06-3HY	MainStay Large Cap Growth Fund	R6	U.S. Equity Fund	Mainstay
06-222	Manning & Napier Pro-Blend Conservative Term Series	S	Allocation Fund	Manning & Napier Advisors, LLC
06-223	Manning & Napier Pro-Blend Extended Term Series	S	Allocation Fund	Manning & Napier
06-224	Manning & Napier Pro-Blend Maximum Term Series	S	Allocation Fund	Manning & Napier
06-226	Manning & Napier Pro-Blend Moderate Term Series	S	Allocation Fund	Manning & Napier
06-47P	Met West Total Return Bd	P	Taxable Bond Fund	Metropolitan West
06-074	MFS Aggressive Growth Allocation Fund	R2	Allocation Fund	Massachusetts Financial Services Co.
06-058	MFS Aggressive Growth Allocation Fund	R3	Allocation Fund	Massachusetts Financial Services Co.
06-075	MFS Conservative Allocation Fund	R2	Allocation Fund	Massachusetts Financial Services Co.
06-059	MFS Conservative Allocation Fund	R3	Allocation Fund	Massachusetts Financial Services Co.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3W7	MFS Core Equity Fund	R6	U.S. Equity Fund	Massachusetts Financial Services Co.
06-013	MFS Emerging Markets Debt Fund	R2	Taxable Bond Fund	Massachusetts Financial Services Co.
06-014	MFS Emerging Markets Debt Fund	R3	Taxable Bond Fund	Massachusetts Financial Services Co.
06-CYM	MFS Emerging Markets Debt Fund	R6	Taxable Bond Fund	Massachusetts Financial Services Co.
06-4FM	MFS Global Real Estate	R6	Alternative	Massachusetts Financial Services Co.
06-076	MFS Growth Allocation Fund	R2	Allocation Fund	Massachusetts Financial Services Co.
06-060	MFS Growth Allocation Fund	R3	Allocation Fund	Massachusetts Financial Services Co.
06-CYN	MFS Growth Fund	R6	U.S. Equity Fund	Massachusetts Financial Services Co.
06-3MF	MFS International Diversification Fund	R6	International Equity Fund	Massachusetts Financial Services Co.
06-49X	MFS International Growth Fund	R6	International Equity Fund	Massachusetts Financial Services Co.
06-360	MFS International New Discovery Fund	A*	International Equity Fund	Massachusetts Financial Services Co.
06-379	MFS International New Discovery Fund	R2	International Equity Fund	Massachusetts Financial Services Co.
06-CYP	MFS International New Discovery Fund	R6	International Equity Fund	Massachusetts Financial Services Co.
06-822	MFS International Value Fund	R2	International Equity Fund	Massachusetts Financial Services Co.
06-773	MFS International Value Fund	R3	International Equity Fund	Massachusetts Financial Services Co.
06-CYR	MFS International Value Fund	R6	International Equity Fund	Massachusetts Financial Services Co.
06-387	MFS Massachusetts Investors Growth Stock Fund	R2	U.S. Equity Fund	Massachusetts Financial Services Co.
06-386	MFS Massachusetts Investors Growth Stock Fund	R3	U.S. Equity Fund	Massachusetts Financial Services Co.
06-CYT	MFS Massachusetts Investors Growth Stock Fund	R6	U.S. Equity Fund	Massachusetts Financial Services Co.
06-365	MFS Mid Cap Growth Fund	A*	U.S. Equity Fund	Massachusetts Financial Services Co.
06-GNF	MFS Mid Cap Growth Fund	R6	U.S. Equity Fund	Massachusetts Financial Services Co.
06-922	MFS Mid Cap Value Fund	R2	U.S. Equity Fund	Massachusetts Financial Services Co.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-891	MFS Mid Cap Value Fund	R3	U.S. Equity Fund	Massachusetts Financial Services Co.
06-CYV	MFS Mid Cap Value Fund	R6	U.S. Equity Fund	Massachusetts Financial Services Co.
06-077	MFS Moderate Allocation Fund	R2	Allocation Fund	Massachusetts Financial Services Co.
06-061	MFS Moderate Allocation Fund	R3	Allocation Fund	Massachusetts Financial Services Co.
06-298	MFS New Discovery Fund	R2	U.S. Equity Fund	Massachusetts Financial Services Co.
06-299	MFS New Discovery Fund	R3	U.S. Equity Fund	Massachusetts Financial Services Co.
06-CMG	MFS Technology Fund	R2	Sector Equity Fund	Massachusetts Financial Services Co.
06-CMH	MFS Technology Fund	R3	Sector Equity Fund	Massachusetts Financial Services Co.
06-CYW	MFS Technology Fund	R6	Sector Equity Fund	Massachusetts Financial Services Co.
06-3TH	MFS Total Return Bond Fund	R6	Taxable Bond Fund	Massachusetts Financial Services Co.
06-3JR	MFS Total Return Fund	R6	Allocation Fund	Massachusetts Financial Services Co.
06-389	MFS Utilities Fund	R2	Sector Equity Fund	Massachusetts Financial Services Co.
06-388	MFS Utilities Fund	R3	Sector Equity Fund	Massachusetts Financial Services Co.
06-39X	MFS Utilities Fund	R6	Sector Equity Fund	Massachusetts Financial Services Co.
06-375	MFS Value Fund	A*	U.S. Equity Fund	Massachusetts Financial Services Co.
06-CYX	MFS Value Fund	R6	U.S. Equity Fund	Massachusetts Financial Services Co.
06-399	Monteagle Opportunity Equity Fund	Institutional	U.S. Equity Fund	Monteagle
06-105	Monteagle Opportunity Equity Fund	Investor	U.S. Equity Fund	Monteagle
06-47R	Nationwide Geneva MidCap Gr	R6	U.S. Equity Fund	Nationwide
06-47T	Nationwide Geneva SmCp Gr	R6	U.S. Equity Fund	Nationwide
06-015	Neuberger Berman Emerging Markets Equity Fund	A*	International Equity Fund	Neuberger Berman Investment Advisors LLC
06-016	Neuberger Berman Emerging Markets Equity Fund	R3	International Equity Fund	Neuberger Berman Investment Advisors LLC
06-880	Neuberger Berman Focus Fund	Advisor	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-4FW	Neuberger Berman High Inc	R6	Taxable Bond Fund	Neuberger Berman Investment Advisors LLC
06-47J	Neuberger Berman Intnsc Val	R6	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-900	Neuberger Berman Large Cap Value Fund	Advisor	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-GJK	Neuberger Berman Mid Cap Intrinsic Value Fund	A*	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-GJM	Neuberger Berman Mid Cap Intrinsic Value Fund	R3	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-868	Neuberger Berman Small Cap Growth Fund	A*	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-895	Neuberger Berman Small Cap Growth Fund	Advisor	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-867	Neuberger Berman Small Cap Growth Fund	R3	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-3XP	Neuberger Berman Small Cap Growth Fund	R6	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-CNY	Neuberger Berman Sustainable Equity Fund	A*	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-CPC	Neuberger Berman Sustainable Equity Fund	R3	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-3R7	Neuberger Berman Sustainable Equity Fund	R6	U.S. Equity Fund	Neuberger Berman Investment Advisors LLC
06-839	North Square Multi Strategy Fund	A*	Balanced	North Square
06-832	North Square Multi Strategy Fund	I	Balanced	North Square
06-629	North Square Oak Ridge Small Cap Growth Fund	A*	U.S. Equity Fund	North Square
06-627	North Square Oak Ridge Small Cap Growth Fund	I	U.S. Equity Fund	North Square
06-492	Northern Small Cap Value Fund	R	U.S. Equity Fund	Northern Trust Investments Inc.
06-49V	Northern U.S. Quality ESG Fund	N/A	U.S. Equity Fund	Northern Trust Investments Inc.
06-892	Nuveen Dividend Value Fund	A*	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-923	Nuveen Dividend Value Fund	R3	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-CNM	Nuveen International Growth Fund	A*	International Equity Fund	Nuveen Fund Advisors LLC
06-CMJ	Nuveen International Growth Fund	R3	International Equity Fund	Nuveen Fund Advisors LLC
06-CYY	Nuveen International Growth Fund	R6	International Equity Fund	Nuveen Fund Advisors LLC
06-237	Nuveen Mid Cap Growth Opportunities Fund	A*	U.S. Equity Fund	Nuveen Fund Advisors LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-238	Nuveen Mid Cap Growth Opportunities Fund	R3	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-3KX	Nuveen Mid Cap Growth Opportunities Fund	R6	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-234	Nuveen Mid Cap Value Fund	A*	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-236	Nuveen Mid Cap Value Fund	R3	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-3JK	Nuveen Mid Cap Value Fund	R6	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-324	Nuveen Real Estate Securities Fund	A*	Sector Equity Fund	Nuveen Fund Advisors LLC
06-326	Nuveen Real Estate Securities Fund	R3	Sector Equity Fund	Nuveen Fund Advisors LLC
06-FYR	Nuveen Real Estate Securities Fund	R6	Sector Equity Fund	Nuveen Fund Advisors LLC
06-239	Nuveen Small Cap Select Fund	A*	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-241	Nuveen Small Cap Select Fund	R3	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-242	Nuveen Small Cap Value Fund	A*	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-243	Nuveen Small Cap Value Fund	R3	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-FYT	Nuveen Small Cap Value Fund	R6	U.S. Equity Fund	Nuveen Fund Advisors LLC
06-725	Oakmark Equity and Income Fund	I	Allocation Fund	Oak Ridge Investments LLC
06-3XM	Oakmark Equity and Income Fund	Institutional	Allocation Fund	Oak Ridge Investments LLC
06-47V	Parametric Emerging Markets	R6	International Equity Fund	Calvert
06-497	Parnassus Core Equity Fund	Investor	U.S. Equity Fund	Parnassus Investments
06-496	Parnassus Fund	N/A	U.S. Equity Fund	Parnassus Investments
06-498	Parnassus Mid Cap Fund	N/A	U.S. Equity Fund	Parnassus Investments
06-568	Pax Balanced Fund	Investor	Allocation Fund	Pax World Management LLC
06-569	Pax Global Environmental Markets Fund	Investor	International Equity Fund	Pax World Management LLC
06-501	Payden Emerging Markets Bond	Investor	Taxable Bond Fund	Payden & Rygel
06-467	Payden/Kravitz Cash Balance Plan Fund	Advisor	Taxable Bond Fund	Payden/Kravitz Investment Advisers LLC
06-468	Payden/Kravitz Cash Balance Plan Fund	Retirement	Taxable Bond Fund	Payden/Kravitz Investment Advisers LLC
06-44J	PGIM Day One 2015 Fund	R6	Allocation Fund	PGIM Investments LLC
06-44K	PGIM Day One 2020 Fund	R6	Allocation Fund	PGIM Investments LLC
06-44M	PGIM Day One 2025 Fund	R6	Allocation Fund	PGIM Investments LLC
06-44N	PGIM Day One 2030 Fund	R6	Allocation Fund	PGIM Investments LLC
06-44P	PGIM Day One 2035 Fund	R6	Allocation Fund	PGIM Investments LLC
06-44R	PGIM Day One 2040 Fund	R6	Allocation Fund	PGIM Investments LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-44T	PGIM Day One 2045 Fund	R6	Allocation Fund	PGIM Investments LLC
06-44V	PGIM Day One 2050 Fund	R6	Allocation Fund	PGIM Investments LLC
06-44W	PGIM Day One 2055 Fund	R6	Allocation Fund	PGIM Investments LLC
06-44X	PGIM Day One 2060 Fund	R6	Allocation Fund	PGIM Investments LLC
06-44G	PGIM Day One Income Fund	R6	Allocation Fund	PGIM Investments LLC
06-531	PGIM Global Real Estate Fund	A*	Sector Equity Fund	PGIM Investments LLC
06-3FN	PGIM Global Real Estate Fund	R2	Sector Equity Fund	PGIM Investments LLC
06-3FP	PGIM Global Real Estate Fund	R4	Sector Equity Fund	PGIM Investments LLC
06-FCX	PGIM Global Real Estate Fund	R6	Sector Equity Fund	PGIM Investments LLC
06-526	PGIM Global Real Estate Fund	Z	Sector Equity Fund	PGIM Investments LLC
06-3XW	PGIM Global Total Return Fund	R6	Taxable Bond Fund	PGIM Investments LLC
06-533	PGIM High Yield Fund	A*	Taxable Bond Fund	PGIM Investments LLC
06-532	PGIM High Yield Fund	Z	Taxable Bond Fund	PGIM Investments LLC
06-3FH	PGIM High-Yield Fund	R2	Taxable Bond Fund	PGIM Investments LLC
06-3FJ	PGIM High-Yield Fund	R4	Taxable Bond Fund	PGIM Investments LLC
06-FCY	PGIM High-Yield Fund	R6	Taxable Bond Fund	PGIM Investments LLC
06-536	PGIM Jennison 20/20 Focus	A*	U.S. Equity Fund	PGIM Investments LLC
06-534	PGIM Jennison 20/20 Focus	Z	U.S. Equity Fund	PGIM Investments LLC
06-456	PGIM Jennison Financial Services Fund	A*	Sector Equity Fund	PGIM Investments LLC
06-457	PGIM Jennison Financial Services Fund	Z	Sector Equity Fund	PGIM Investments LLC
06-079	PGIM Jennison Focused Growth Fund	A*	U.S. Equity Fund	PGIM Investments LLC
06-GNJ	PGIM Jennison Focused Growth Fund	R6	U.S. Equity Fund	PGIM Investments LLC
06-063	PGIM Jennison Focused Growth Fund	Z	U.S. Equity Fund	PGIM Investments LLC
06-458	PGIM Jennison Health Sciences Fund	A*	Sector Equity Fund	PGIM Investments LLC
06-FFC	PGIM Jennison Health Sciences Fund	R6	Sector Equity Fund	PGIM Investments LLC
06-459	PGIM Jennison Health Sciences Fund	Z	Sector Equity Fund	PGIM Investments LLC
06-461	PGIM Jennison Mid Cap Growth Fund	A*	U.S. Equity Fund	PGIM Investments LLC
06-FFF	PGIM Jennison Mid Cap Growth Fund	R6	U.S. Equity Fund	PGIM Investments LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-462	PGIM Jennison Mid Cap Growth Fund	Z	U.S. Equity Fund	PGIM Investments LLC
06-3FF	PGIM Jennison Mid-Cap Growth Fund	R2	U.S. Equity Fund	PGIM Investments LLC
06-3FG	PGIM Jennison Mid-Cap Growth Fund	R4	U.S. Equity Fund	PGIM Investments LLC
06-453	PGIM Jennison Natural Resources Fund	A*	Sector Equity Fund	PGIM Investments LLC
06-FFG	PGIM Jennison Natural Resources Fund	R6	Sector Equity Fund	PGIM Investments LLC
06-454	PGIM Jennison Natural Resources Fund	Z	Sector Equity Fund	PGIM Investments LLC
06-589	PGIM Jennison Small Company Fund	A*	U.S. Equity Fund	PGIM Investments LLC
06-3FR	PGIM Jennison Small Company Fund	R2	U.S. Equity Fund	PGIM Investments LLC
06-3FW	PGIM Jennison Small Company Fund	R4	U.S. Equity Fund	PGIM Investments LLC
06-GJN	PGIM Jennison Small Company Fund	R6	U.S. Equity Fund	PGIM Investments LLC
06-593	PGIM Jennison Small Company Fund	Z	U.S. Equity Fund	PGIM Investments LLC
06-080	PGIM QMA Mid Cap Value Fund	A*	U.S. Equity Fund	PGIM Investments LLC
06-GCF	PGIM QMA Mid Cap Value Fund	R6	U.S. Equity Fund	PGIM Investments LLC
06-064	PGIM QMA Mid Cap Value Fund	Z	U.S. Equity Fund	PGIM Investments LLC
06-3FT	PGIM QMA Mid-Cap Value Fund	R2	U.S. Equity Fund	PGIM Investments LLC
06-3FV	PGIM QMA Mid-Cap Value Fund	R4	U.S. Equity Fund	PGIM Investments LLC
06-GJP	PGIM QMA Small-Cap Value Fund	R6	U.S. Equity Fund	PGIM Investments LLC
06-538	PGIM Total Return Bond Fund	A*	Taxable Bond Fund	PGIM Investments LLC
06-3FK	PGIM Total Return Bond Fund	R2	Taxable Bond Fund	PGIM Investments LLC
06-3FM	PGIM Total Return Bond Fund	R4	Taxable Bond Fund	PGIM Investments LLC
06-FFH	PGIM Total Return Bond Fund	R6	Taxable Bond Fund	PGIM Investments LLC
06-537	PGIM Total Return Bond Fund	Z	Taxable Bond Fund	PGIM Investments LLC
06-706	PIMCO All Asset Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC
06-3FC	PIMCO All Asset Fund	Institutional	Allocation Fund	Pacific Investment Management Company LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-017	PIMCO All Asset Fund	R	Allocation Fund	Pacific Investment Management Company LLC
06-896	PIMCO CommoditiesPLUS Strategy Fund	Admin	Commodities	Pacific Investment Management Company LLC
06-018	PIMCO Commodity Real Return Strategy Fund	Admin	Commodities	Pacific Investment Management Company LLC
06-GNG	PIMCO Commodity Real Return Strategy Fund	Institutional	Commodities	Pacific Investment Management Company LLC
06-019	PIMCO Commodity Real Return Strategy Fund	R	Commodities	Pacific Investment Management Company LLC
06-4CM	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	Institutional	Taxable Bond Fund	Pacific Investment Management Company LLC
06-49W	PIMCO GNMA and Government Securities Fund	Institutional	Taxable Bond Fund	Pacific Investment Management Company LLC
06-760	PIMCO High Yield Fund	Admin	Taxable Bond Fund	Pacific Investment Management Company LLC
06-FCJ	PIMCO High Yield Fund	Institutional	Taxable Bond Fund	Pacific Investment Management Company LLC
06-705	PIMCO High Yield Fund	R	Taxable Bond Fund	Pacific Investment Management Company LLC
06-768	PIMCO Income Fund	Admin	Taxable Bond Fund	Pacific Investment Management Company LLC
06-FCK	PIMCO Income Fund	Institutional	Taxable Bond Fund	Pacific Investment Management Company LLC
06-769	PIMCO Income Fund	R	Taxable Bond Fund	Pacific Investment Management Company LLC
06-3MJ	PIMCO International Bond Fund (U.S. Dollar-Hedged)	Institutional	Taxable Bond Fund	Pacific Investment Management Company LLC
06-CNN	PIMCO Investment Grade Credit Bond Fund	Admin	Taxable Bond Fund	Pacific Investment Management Company LLC
06-GNH	PIMCO Investment Grade Credit Bond Fund	Institutional	Taxable Bond Fund	Pacific Investment Management Company LLC
06-33M	PIMCO Long Duration Total Return Fund	A*	Taxable Bond Fund	Pacific Investment Management Company LLC
06-33N	PIMCO Long-Term U.S. Government Fund	A*	Taxable Bond Fund	Pacific Investment Management Company LLC
06-707	PIMCO Real Return Fund	Admin	Taxable Bond Fund	Pacific Investment Management Company LLC
06-FCM	PIMCO Real Return Fund	Institutional	Taxable Bond Fund	Pacific Investment Management Company LLC
06-708	PIMCO Real Return Fund	R	Taxable Bond Fund	Pacific Investment Management Company LLC
06-3Y3	PIMCO RealPath Blend 2025 Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-49F	PIMCO RealPath Blend 2025 Inst	Institutional	Allocation Fund	Pacific Investment Management Company LLC
06-3Y4	PIMCO RealPath Blend 2030 Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC
06-49G	PIMCO RealPath Blend 2030 Inst	Institutional	Allocation Fund	Pacific Investment Management Company LLC
06-3Y6	PIMCO RealPath Blend 2035 Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC
06-49H	PIMCO RealPath Blend 2035 Inst	Institutional	Allocation Fund	Pacific Investment Management Company LLC
06-3Y7	PIMCO RealPath Blend 2040 Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC
06-49J	PIMCO RealPath Blend 2040 Inst	Institutional	Allocation Fund	Pacific Investment Management Company LLC
06-3Y9	PIMCO RealPath Blend 2045 Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC
06-49K	PIMCO RealPath Blend 2045 Inst	Institutional	Allocation Fund	Pacific Investment Management Company LLC
06-3YC	PIMCO RealPath Blend 2050 Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC
06-49M	PIMCO RealPath Blend 2050 Inst	Institutional	Allocation Fund	Pacific Investment Management Company LLC
06-3YF	PIMCO RealPath Blend 2055 Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC
06-49N	PIMCO RealPath Blend 2055 Inst	Institutional	Allocation Fund	Pacific Investment Management Company LLC
06-49P	PIMCO RealPath Blend Inc Instl	Institutional	Allocation Fund	Pacific Investment Management Company LLC
06-3YG	PIMCO RealPath Blend Income Fund	Admin	Allocation Fund	Pacific Investment Management Company LLC
06-3WR	PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged)	Institutional	International Equity Fund	Pacific Investment Management Company LLC
06-291	PIMCO Total Return Fund	Admin	Taxable Bond Fund	Pacific Investment Management Company LLC
06-FCN	PIMCO Total Return Fund	Institutional	Taxable Bond Fund	Pacific Investment Management Company LLC
06-680	PIMCO Total Return Fund	R	Taxable Bond Fund	Pacific Investment Management Company LLC
06-834	Pioneer Bond Fund	A*	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.
06-FCP	Pioneer Bond Fund	K	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-823	Pioneer Bond Fund	Y	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.
06-3WW	Pioneer Classic Balanced Fund	N	Allocation Fund	Amundi Pioneer Asset Management Inc.
06-022	Pioneer Dynamic Credit Fund	A*	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.
06-021	Pioneer Dynamic Credit Fund	Y	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.
06-327	Pioneer Equity Income Fund	A*	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-FCR	Pioneer Equity Income Fund	K	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-828	Pioneer Equity Income Fund	Y	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-833	Pioneer Fund	A*	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-590	Pioneer Fund VCT Portfolio	I	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-628	Pioneer Fundamental Growth Fund	A*	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-FCT	Pioneer Fundamental Growth Fund	K	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-626	Pioneer Fundamental Growth Fund	Y	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-GGH	Pioneer Global Equity Fund	A*	International Equity Fund	Amundi Pioneer Asset Management Inc.
06-GGJ	Pioneer Global Equity Fund	Y	International Equity Fund	Amundi Pioneer Asset Management Inc.
06-837	Pioneer High Yield Fund	A*	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.
06-829	Pioneer High Yield Fund	Y	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.
06-838	Pioneer Mid Cap Value Fund	A*	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-831	Pioneer Mid Cap Value Fund	Y	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-836	Pioneer Select Mid Cap Growth Fund	A*	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-FCV	Pioneer Select Mid Cap Growth Fund	K	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-591	Pioneer Select Mid Cap Growth VCT Portfolio	I	U.S. Equity Fund	Amundi Pioneer Asset Management Inc.
06-594	Pioneer Strategic Income Fund	A*	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-FCW	Pioneer Strategic Income Fund	K	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.
06-CGG	Pioneer Strategic Income Fund	Y	Taxable Bond Fund	Amundi Pioneer Asset Management Inc.
06-FHX	Principal Bond Market Index Fund	R3	Taxable Bond Fund	Principal Global Investors LLC
06-3JP	Principal Global Real Estate Securities Fund	R6	Sector Equity Fund	Principal Global Investors LLC
06-3JJ	Principal Income Fund	R6	Taxable Bond Fund	Principal Global Investors LLC
06-CVG	Principal International Equity Index Fund	R3	International Equity Fund	Principal Global Investors LLC
06-3JH	Principal LargeCap Growth Fund	R6	U.S. Equity Fund	Principal Global Investors LLC
06-FPW	Principal MidCap S&P 400 Index Fund	R3	U.S. Equity Fund	Principal Global Investors LLC
06-3RN	Principal MidCap S&P 400 Index Fund	R6	U.S. Equity Fund	Principal Global Investors LLC
06-3CP	Principal Real Estate Securities Fund	R6	Sector Equity Fund	Principal Global Investors LLC
06-3RP	Principal SmallCap Growth Fund I	R6	U.S. Equity Fund	Principal Global Investors LLC
06-FPX	Principal SmallCap S&P 600 Index Fund	R3	U.S. Equity Fund	Principal Global Investors LLC
06-936	Putnam Diversified Income Trust	A*	Taxable Bond Fund	Putnam Investments Management LLC
06-GNK	Putnam Diversified Income Trust	R6	Taxable Bond Fund	Putnam Investments Management LLC
06-897	Putnam Diversified Income Trust	Y	Taxable Bond Fund	Putnam Investments Management LLC
06-GNM	Putnam Dynamic Asset Allocation Balanced Fund	A*	Allocation Fund	Putnam Investments Management LLC
06-GNN	Putnam Dynamic Asset Allocation Balanced Fund	R6	Allocation Fund	Putnam Investments Management LLC
06-GNP	Putnam Dynamic Asset Allocation Balanced Fund	Y	Allocation Fund	Putnam Investments Management LLC
06-GNR	Putnam Dynamic Asset Allocation Conservative Fund	A*	Allocation Fund	Putnam Investments Management LLC
06-GNT	Putnam Dynamic Asset Allocation Conservative Fund	R6	Allocation Fund	Putnam Investments Management LLC
06-GNV	Putnam Dynamic Asset Allocation Conservative Fund	Y	Allocation Fund	Putnam Investments Management LLC
06-GNW	Putnam Dynamic Asset Allocation Growth Fund	A*	Allocation Fund	Putnam Investments Management LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-GNX	Putnam Dynamic Asset Allocation Growth Fund	R6	Allocation Fund	Putnam Investments Management LLC
06-GNY	Putnam Dynamic Asset Allocation Growth Fund	Y	Allocation Fund	Putnam Investments Management LLC
06-36H	Putnam Equity Income Fund	R6	U.S. Equity Fund	Putnam Investments Management LLC
06-FCG	Putnam Equity Income Fund	A*	U.S. Equity Fund	Putnam Investments Management LLC
06-FCF	Putnam Equity Income Fund	Y	U.S. Equity Fund	Putnam Investments Management LLC
06-938	Putnam Growth Opportunities Fund	A*	U.S. Equity Fund	Putnam Investments Management LLC
06-GCG	Putnam Growth Opportunities Fund	R6	U.S. Equity Fund	Putnam Investments Management LLC
06-899	Putnam Growth Opportunities Fund	Y	U.S. Equity Fund	Putnam Investments Management LLC
06-3XC	Putnam Sustainable Future Fund	R6	U.S. Equity Fund	Putnam Investments Management LLC
06-3XG	Putnam Sustainable Leaders Fund	R6	U.S. Equity Fund	Putnam Investments Management LLC
06-491	Russell Commodity Strategies Fund	S	Commodities	Russell Investment Management LLC
06-GCH	Russell Emerging Markets Fund	R6	International Equity Fund	Russell Investment Management LLC
06-747	Russell Emerging Markets Fund	S	International Equity Fund	Russell Investment Management LLC
06-742	Russell Equity Income Fund	S	International Equity Fund	Russell Investment Management LLC
06-736	Russell Global Equity Fund	S	International Equity Fund	Russell Investment Management LLC
06-489	Russell Global Infrastructure Fund	S	International Equity Fund	Russell Investment Management LLC
06-FFM	Russell Global Real Estate Securities Fund	R6	Sector Equity Fund	Russell Investment Management LLC
06-739	Russell Global Real Estate Securities Fund	S	Sector Equity Fund	Russell Investment Management LLC
06-737	Russell International Developed Markets Fund	S	International Equity Fund	Russell Investment Management LLC
06-GCJ	Russell Investment Grade Bond Fund	R6	Taxable Bond Fund	Russell Investment Management LLC
06-738	Russell Investment Grade Bond Fund	S	Taxable Bond Fund	Russell Investment Management LLC
06-659	Russell LifePoints Balanced Strategy Fund	R1	Allocation Fund	Russell Investment Management LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-665	Russell LifePoints Balanced Strategy Fund	R5	Allocation Fund	Russell Investment Management LLC
06-661	Russell LifePoints Conservative Strategy Fund	R1	Allocation Fund	Russell Investment Management LLC
06-655	Russell LifePoints Conservative Strategy Fund	R5	Allocation Fund	Russell Investment Management LLC
06-662	Russell LifePoints Equity Growth Strategy Fund	R1	Allocation Fund	Russell Investment Management LLC
06-675	Russell LifePoints Equity Growth Strategy Fund	R5	Allocation Fund	Russell Investment Management LLC
06-663	Russell LifePoints Growth Strategy Fund	R1	Allocation Fund	Russell Investment Management LLC
06-670	Russell LifePoints Growth Strategy Fund	R5	Allocation Fund	Russell Investment Management LLC
06-664	Russell LifePoints Moderate Strategy Fund	R1	Allocation Fund	Russell Investment Management LLC
06-660	Russell LifePoints Moderate Strategy Fund	R5	Allocation Fund	Russell Investment Management LLC
06-488	Russell Opportunistic Credit Fund	S	Taxable Bond Fund	Russell Investment Management LLC
06-748	Russell Short Duration Bond Fund	S	Taxable Bond Fund	Russell Investment Management LLC
06-GCK	Russell Strategic Bond Fund	R6	Taxable Bond Fund	Russell Investment Management LLC
06-741	Russell Strategic Bond Fund	S	Taxable Bond Fund	Russell Investment Management LLC
06-744	Russell Sustainable Equity Fund	S	U.S. Equity Fund	Russell Investment Management LLC
06-743	Russell U.S. Dynamic Equity Fund	S	U.S. Equity Fund	Russell Investment Management LLC
06-GCM	Russell U.S. Small Cap Equity Fund	R6	U.S. Equity Fund	Russell Investment Management LLC
06-749	Russell U.S. Small Cap Equity Fund	S	U.S. Equity Fund	Russell Investment Management LLC
06-225	State Street Equity 500 Index	Admin	U.S. Equity Fund	SSGA Funds Management Inc.
06-167	State Street Equity 500 Index	R	U.S. Equity Fund	SSGA Funds Management Inc.
06-3TR	State Street Target Retirement 2015 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3TT	State Street Target Retirement 2020 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3TV	State Street Target Retirement 2025 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3TW	State Street Target Retirement 2030 Fund	K	Allocation Fund	SSGA Funds Management Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3VR	State Street Target Retirement 2035 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3TY	State Street Target Retirement 2040 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3V3	State Street Target Retirement 2045 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3V4	State Street Target Retirement 2050 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3V6	State Street Target Retirement 2055 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3V7	State Street Target Retirement 2060 Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-3V9	State Street Target Retirement Fund	K	Allocation Fund	SSGA Funds Management Inc.
06-FFN	T. Rowe Price Blue Chip Growth Fund	I	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-720	T. Rowe Price Blue Chip Growth Fund	R	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-3W9	T. Rowe Price Dividend Growth Fund	I	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-FFP	T. Rowe Price Equity Income Fund	I	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-775	T. Rowe Price Equity Income Fund	R	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-580	T. Rowe Price Equity Income Portfolio	N/A	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-755	T. Rowe Price European Stock Fund	N/A	International Equity Fund	T. Rowe Price Associates Inc.
06-GPC	T. Rowe Price Financial Services Fund	I	Sector Equity Fund	T. Rowe Price Associates Inc.
06-308	T. Rowe Price Growth Stock Fund	Advisor	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-FFR	T. Rowe Price Growth Stock Fund	I	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-780	T. Rowe Price Growth Stock Fund	R	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-715	T. Rowe Price International Stock Fund	R	International Equity Fund	T. Rowe Price Associates Inc.
06-309	T. Rowe Price International Value Equity Fund	Advisor	International Equity Fund	T. Rowe Price Associates Inc.
06-FFT	T. Rowe Price International Value Equity Fund	I	International Equity Fund	T. Rowe Price Associates Inc.
06-795	T. Rowe Price International Value Equity Fund	R	International Equity Fund	T. Rowe Price Associates Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-FFV	T. Rowe Price Mid-Cap Growth Fund	I	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-790	T. Rowe Price Mid-Cap Growth Fund	R	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-311	T. Rowe Price Mid-Cap Value Fund	Advisor	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-FFW	T. Rowe Price Mid-Cap Value Fund	I	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-785	T. Rowe Price Mid-Cap Value Fund	R	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-3CY	T. Rowe Price New America Growth Fund	I	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-3XK	T. Rowe Price New Horizons Fund	IS	U.S. Equity Fund	T. Rowe Price Associates Inc.
06-3RR	T. Rowe Price Overseas Stock Fund	I	International Equity Fund	T. Rowe Price Associates Inc.
06-GFP	T. Rowe Price Real Estate Fund	I	Sector Equity Fund	T. Rowe Price Associates Inc.
06-573	T. Rowe Price Retirement 2005 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-GCN	T. Rowe Price Retirement 2005 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-576	T. Rowe Price Retirement 2005 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-574	T. Rowe Price Retirement 2010 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-GCP	T. Rowe Price Retirement 2010 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-579	T. Rowe Price Retirement 2010 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-774	T. Rowe Price Retirement 2015 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FFY	T. Rowe Price Retirement 2015 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-776	T. Rowe Price Retirement 2015 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-777	T. Rowe Price Retirement 2020 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FGF	T. Rowe Price Retirement 2020 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-778	T. Rowe Price Retirement 2020 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-779	T. Rowe Price Retirement 2025 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-FGG	T. Rowe Price Retirement 2025 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-781	T. Rowe Price Retirement 2025 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-782	T. Rowe Price Retirement 2030 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FGH	T. Rowe Price Retirement 2030 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-783	T. Rowe Price Retirement 2030 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-784	T. Rowe Price Retirement 2035 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FGJ	T. Rowe Price Retirement 2035 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-786	T. Rowe Price Retirement 2035 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-787	T. Rowe Price Retirement 2040 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FGK	T. Rowe Price Retirement 2040 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-789	T. Rowe Price Retirement 2040 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-791	T. Rowe Price Retirement 2045 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FGM	T. Rowe Price Retirement 2045 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-792	T. Rowe Price Retirement 2045 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-793	T. Rowe Price Retirement 2050 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FGN	T. Rowe Price Retirement 2050 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-794	T. Rowe Price Retirement 2050 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-796	T. Rowe Price Retirement 2055 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FGP	T. Rowe Price Retirement 2055 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-797	T. Rowe Price Retirement 2055 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-CMP	T. Rowe Price Retirement 2060 Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FGR	T. Rowe Price Retirement 2060 Fund	I	Allocation Fund	T. Rowe Price Associates Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-CMR	T. Rowe Price Retirement 2060 Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-798	T. Rowe Price Retirement Balanced I Fund	Advisor	Allocation Fund	T. Rowe Price Associates Inc.
06-FFX	T. Rowe Price Retirement Balanced I Fund	I	Allocation Fund	T. Rowe Price Associates Inc.
06-799	T. Rowe Price Retirement Balanced I Fund	R	Allocation Fund	T. Rowe Price Associates Inc.
06-CMT	T. Rowe Price U.S. Treasury Long-Term Fund	N/A	Sector Equity Fund	T. Rowe Price Associates Inc.
06-312	Templeton Foreign Fund	A*	International Equity Fund	Templeton Global Advisors Limited
06-CNG	Templeton Foreign Fund	Advisor	International Equity Fund	Templeton Global Advisors Limited
06-920	Templeton Foreign Fund	R	International Equity Fund	Templeton Global Advisors Limited
06-GCR	Templeton Foreign Fund	R6	International Equity Fund	Templeton Global Advisors Limited
06-886	Templeton Global Bond Fund	A*	Taxable Bond Fund	Franklin Advisors Inc.
06-CNH	Templeton Global Bond Fund	Advisor	Taxable Bond Fund	Franklin Advisors Inc.
06-887	Templeton Global Bond Fund	R	Taxable Bond Fund	Franklin Advisors Inc.
06-FGT	Templeton Global Bond Fund	R6	Taxable Bond Fund	Franklin Advisors Inc.
06-313	Templeton Growth Fund	A*	International Equity Fund	Templeton Global Advisors Limited
06-CNJ	Templeton Growth Fund	Advisor	International Equity Fund	Templeton Global Advisors Limited
06-925	Templeton Growth Fund	R	International Equity Fund	Templeton Global Advisors Limited
06-CHN	Templeton International Bond Fund	A*	Taxable Bond Fund	Franklin Advisors Inc.
06-3P9	The Hartford Balanced Income Fund	R6	Allocation Fund	Hartford Funds Management Company LLC
06-3NY	The Hartford Dividend and Growth Fund	R6	U.S. Equity Fund	Hartford Funds Management Company LLC
06-3P4	The Hartford Growth Opportunities Fund	R6	U.S. Equity Fund	Hartford Funds Management Company LLC
06-3WC	The Hartford International Growth Fund	R6	International Equity Fund	Hartford Funds Management Company LLC
06-3F7	The Hartford International Opportunities Fund	R6	International Equity Fund	Hartford Funds Management Company LLC
06-39R	The Hartford MidCap Fund	R3	U.S. Equity Fund	Hartford Funds Management Company LLC
06-39P	The Hartford MidCap Fund	R4	U.S. Equity Fund	Hartford Funds Management Company LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-39T	The Hartford MidCap Fund	R6	U.S. Equity Fund	Hartford Funds Management Company LLC
06-3P6	The Hartford Total Return Bond Fund	R6	Taxable Bond Fund	Hartford Funds Management Company LLC
06-3YH	The Hartford World Bond Fund	R4	Taxable Bond Fund	Hartford Funds Management Company LLC
06-3P7	The Hartford World Bond Fund	R6	Taxable Bond Fund	Hartford Funds Management Company LLC
06-985	Thornburg Core Growth Fund	R3	U.S. Equity Fund	Thornburg Investment Management Inc.
06-314	Thornburg Core Growth Fund	R5	U.S. Equity Fund	Thornburg Investment Management Inc.
06-990	Thornburg International Value Fund	R3	International Equity Fund	Thornburg Investment Management Inc.
06-316	Thornburg International Value Fund	R5	International Equity Fund	Thornburg Investment Management Inc.
06-GPF	Thornburg International Value Fund	R6	International Equity Fund	Thornburg Investment Management Inc.
06-987	Thornburg Investment Income Builder Fund	R3	Allocation Fund	Thornburg Investment Management Inc.
06-986	Thornburg Investment Income Builder Fund	R5	Allocation Fund	Thornburg Investment Management Inc.
06-39W	Thornburg Investment Income Builder Fund	R6	Allocation Fund	Thornburg Investment Management Inc.
06-995	Thornburg Limited Term Income Fund	R3	Taxable Bond Fund	Thornburg Investment Management Inc.
06-953	Thornburg Limited Term Income Fund	R5	Taxable Bond Fund	Thornburg Investment Management Inc.
06-GCV	Thornburg Limited Term Income Fund	R6	Taxable Bond Fund	Thornburg Investment Management Inc.
06-104	Thornburg Limited Term U.S. Government Fund	R3	Taxable Bond Fund	Thornburg Investment Management Inc.
06-109	Thornburg Value Fund	R3	U.S. Equity Fund	Thornburg Investment Management Inc.
06-FGV	TIAA-CREF Bond Index Fund	Institutional	Taxable Bond Fund	Teachers Advisors LLC
06-434	TIAA-CREF Bond Index Fund	Retirement	Taxable Bond Fund	Teachers Advisors LLC
06-3F4	TIAA-CREF Bond Plus Fund	Institutional	Taxable Bond Fund	Teachers Advisors LLC
06-939	TIAA-CREF Bond Plus Fund	Retirement	Taxable Bond Fund	Teachers Advisors LLC
06-020	TIAA-CREF Emerging Markets Equity Index Fund	Retirement	International Equity Fund	Teachers Advisors LLC
06-FGW	TIAA-CREF Growth & Income Fund	Institutional	U.S. Equity Fund	Teachers Advisors LLC
06-433	TIAA-CREF Growth & Income Fund	Retirement	U.S. Equity Fund	Teachers Advisors LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-FGX	TIAA-CREF International Equity Index Fund	Institutional	International Equity Fund	Teachers Advisors LLC
06-428	TIAA-CREF International Equity Index fund	Retirement	International Equity Fund	Teachers Advisors LLC
06-942	TIAA-CREF Large-Cap Growth Fund	Retirement	U.S. Equity Fund	Teachers Advisors LLC
06-FGY	TIAA-CREF Large-Cap Growth Index Fund	Institutional	U.S. Equity Fund	Teachers Advisors LLC
06-431	TIAA-CREF Large-Cap Growth Index Fund	Retirement	U.S. Equity Fund	Teachers Advisors LLC
06-943	TIAA-CREF Large-Cap Value Fund	Retirement	U.S. Equity Fund	Teachers Advisors LLC
06-FHC	TIAA-CREF Large-Cap Value Index Fund	Institutional	U.S. Equity Fund	Teachers Advisors LLC
06-429	TIAA-CREF Large-Cap Value Index Fund	Retirement	U.S. Equity Fund	Teachers Advisors LLC
06-36J	TIAA-CREF Lifecycle 2010 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36K	TIAA-CREF Lifecycle 2015 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36M	TIAA-CREF Lifecycle 2020 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36N	TIAA-CREF Lifecycle 2025 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36P	TIAA-CREF Lifecycle 2030 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36R	TIAA-CREF Lifecycle 2035 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36T	TIAA-CREF Lifecycle 2040 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36V	TIAA-CREF Lifecycle 2045 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36W	TIAA-CREF Lifecycle 2050 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-37C	TIAA-CREF Lifecycle 2055 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-36Y	TIAA-CREF Lifecycle 2060 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-FHF	TIAA-CREF Lifecycle Index 2010 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-032	TIAA-CREF Lifecycle Index 2010 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHG	TIAA-CREF Lifecycle Index 2015 Fund	Institutional	Allocation Fund	Teachers Advisors LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-033	TIAA-CREF Lifecycle Index 2015 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHH	TIAA-CREF Lifecycle Index 2020 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-034	TIAA-CREF Lifecycle Index 2020 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHJ	TIAA-CREF Lifecycle Index 2025 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-035	TIAA-CREF Lifecycle Index 2025 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHK	TIAA-CREF Lifecycle Index 2030 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-036	TIAA-CREF Lifecycle Index 2030 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHM	TIAA-CREF Lifecycle Index 2035 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-037	TIAA-CREF Lifecycle Index 2035 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHN	TIAA-CREF Lifecycle Index 2040 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-038	TIAA-CREF Lifecycle Index 2040 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHP	TIAA-CREF Lifecycle Index 2045 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-039	TIAA-CREF Lifecycle Index 2045 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHR	TIAA-CREF Lifecycle Index 2050 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-040	TIAA-CREF Lifecycle Index 2050 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHT	TIAA-CREF Lifecycle Index 2055 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-041	TIAA-CREF Lifecycle Index 2055 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHV	TIAA-CREF Lifecycle Index 2060 Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-CMV	TIAA-CREF Lifecycle Index 2060 Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-FHW	TIAA-CREF Lifecycle Index Retirement Income Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-042	TIAA-CREF Lifecycle Index Retirement Income Fund	Retirement	Allocation Fund	Teachers Advisors LLC
06-36X	TIAA-CREF Lifecycle Retirement Income Fund	Institutional	Allocation Fund	Teachers Advisors LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3CK	TIAA-CREF Lifestyle Aggressive Growth Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-4CX	TIAA-CREF Lifestyle Aggressive Growth Fund	Retail	Balanced	Teachers Advisors LLC
06-3CG	TIAA-CREF Lifestyle Conservative Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-3CJ	TIAA-CREF Lifestyle Growth Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-3XV	TIAA-CREF Lifestyle Growth Fund	Retail	Balanced	Teachers Advisors LLC
06-3CF	TIAA-CREF Lifestyle Income Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-3CH	TIAA-CREF Lifestyle Moderate Fund	Institutional	Allocation Fund	Teachers Advisors LLC
06-944	TIAA-CREF Mid-Cap Growth Fund	Retirement	U.S. Equity Fund	Teachers Advisors LLC
06-3MH	TIAA-CREF Real Estate Securities Fund	Institutional	Sector Equity Fund	Teachers Advisors LLC
06-GCW	TIAA-CREF Social Choice Bond Fund	Institutional	Taxable Bond Fund	Teachers Advisors LLC
06-CNK	TIAA-CREF Social Choice Bond Fund	Retirement	Taxable Bond Fund	Teachers Advisors LLC
06-GCX	TIAA-CREF Social Choice Equity Fund	Institutional	U.S. Equity Fund	Teachers Advisors LLC
06-432	TIAA-CREF Social Choice Equity Fund	Retirement	U.S. Equity Fund	Teachers Advisors LLC
06-GCY	TIAA-CREF Social Choice International Equity Fund	Institutional	International Equity Fund	Teachers Advisors LLC
06-339	Timothy Plan Conservative Growth Fund	A*	Allocation Fund	Timothy Plan Ltd.
06-341	Timothy Plan Strategic Growth Fund	A*	Allocation Fund	Timothy Plan Ltd.
06-703	Touchstone Flexible Income Fund	A*	Taxable Bond Fund	Touchstone Advisors Inc.
06-619	Touchstone Focused Fund	A*	U.S. Equity Fund	Touchstone Advisors Inc.
06-GPG	Touchstone Focused Fund	Institutional	U.S. Equity Fund	Touchstone Advisors Inc.
06-624	Touchstone Focused Fund	Y	U.S. Equity Fund	Touchstone Advisors Inc.
06-699	Touchstone Growth Opportunities Fund	A*	U.S. Equity Fund	Touchstone Advisors Inc.
06-3GK	Touchstone Large Cap Focused Fund	Institutional	U.S. Equity Fund	Touchstone Advisors Inc.
06-GPH	Touchstone Mid Cap Growth Fund	A*	U.S. Equity Fund	Touchstone Advisors Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-GPJ	Touchstone Mid Cap Growth Fund	Institutional	U.S. Equity Fund	Touchstone Advisors Inc.
06-701	Touchstone Sustainability and Impact Equity Fund	A*	International Equity Fund	Touchstone Advisors Inc.
06-702	Touchstone Value Fund	A*	U.S. Equity Fund	Touchstone Advisors Inc.
06-47W	TRowe Price Global Alloc	I	International Equity Fund	T. Rowe Price
06-47X	TRowe Price Global Alloc Adv	Advisor	International Equity Fund	T. Rowe Price
06-4FX	UndscvrdMgrs Behavioral Val	R6	U.S. Equity Fund	JP Morgan
06-FHY	Vanguard 500 Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FJC	Vanguard Balanced Index Fund	Admiral	Allocation Fund	Vanguard Group Inc.
06-FJF	Vanguard Developed Markets Index Fund	Admiral	International Equity Fund	Vanguard Group Inc.
06-4CY	Vanguard Dividend Growth Fund Investor Shares	Investor	U.S. Equity Fund	Vanguard Group Inc.
06-FJG	Vanguard Emerging Markets Stock Index Fund	Admiral	International Equity Fund	Vanguard Group Inc.
06-FJH	Vanguard Energy Fund	Admiral	Sector Equity Fund	Vanguard Group Inc.
06-FJJ	Vanguard Equity Income Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FJK	Vanguard Explorer Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FJM	Vanguard Extended Market Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-3CC	Vanguard FTSE All-World ex-US Index Fund	Admiral	International Equity Fund	Vanguard Group Inc.
06-3WM	Vanguard FTSE Social Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-GFM	Vanguard GNMA Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FJN	Vanguard Growth Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FJP	Vanguard Health Care Fund	Admiral	Sector Equity Fund	Vanguard Group Inc.
06-FJR	Vanguard High-Yield Corporate Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-GFC	Vanguard Inflation-Protected Securities Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FJT	Vanguard Intermediate-Term Bond Index Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FJV	Vanguard Intermediate-Term Investment-Grade Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FJW	Vanguard Intermediate-Term Treasury Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-3C9	Vanguard Intermediate-Term Treasury Index Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-3F6	Vanguard International Growth Fund	Admiral	International Equity Fund	Vanguard Group Inc.
06-FJX	Vanguard LifeStrategy Conservative Growth Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FJY	Vanguard LifeStrategy Growth Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FKC	Vanguard LifeStrategy Income Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FKF	Vanguard LifeStrategy Moderate Growth Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-GJY	Vanguard Long-Term Investment-Grade Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FKG	Vanguard Materials Index Fund	Admiral	Sector Equity Fund	Vanguard Group Inc.
06-FKH	Vanguard Mid-Cap Growth Fund	Investor	U.S. Equity Fund	Vanguard Group Inc.
06-3YP	Vanguard Mid-Cap Growth Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FKJ	Vanguard Mid-Cap Index Fund	Admiral	Sector Equity Fund	Vanguard Group Inc.
06-3YN	Vanguard Mid-Cap Value Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FKK	Vanguard REIT Index Fund	Admiral	Sector Equity Fund	Vanguard Group Inc.
06-FKM	Vanguard Selected Value Fund	Investor	U.S. Equity Fund	Vanguard Group Inc.
06-305	Vanguard Short Term Federal Fund	Investor	Taxable Bond Fund	Vanguard Group Inc.
06-3CR	Vanguard Short-Term Federal Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FKP	Vanguard Small-Cap Growth Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FKR	Vanguard Small-Cap Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FKN	Vanguard Small-Cap Value Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FKV	Vanguard Target Retirement 2015 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FKW	Vanguard Target Retirement 2020 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FKX	Vanguard Target Retirement 2025 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FKY	Vanguard Target Retirement 2030 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FMC	Vanguard Target Retirement 2035 Fund	Investor	Allocation Fund	Vanguard Group Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-FMF	Vanguard Target Retirement 2040 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FMG	Vanguard Target Retirement 2045 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FMH	Vanguard Target Retirement 2050 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FMJ	Vanguard Target Retirement 2055 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FMK	Vanguard Target Retirement 2060 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-34V	Vanguard Target Retirement 2065 Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FMM	Vanguard Target Retirement Income Fund	Investor	Allocation Fund	Vanguard Group Inc.
06-FMN	Vanguard Total Bond Market Index Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FMP	Vanguard Total International Bond Index Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FMR	Vanguard Total International Stock Index Fund	Admiral	Taxable Bond Fund	Vanguard Group Inc.
06-FMT	Vanguard Total Stock Market Index Fund	Admiral	International Equity Fund	Vanguard Group Inc.
06-FMV	Vanguard U.S Growth Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-FMW	Vanguard Value Index Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-119	Vanguard VIF Small Company Growth Portfolio	N/A	U.S. Equity Fund	Vanguard Group Inc.
06-GCT	Vanguard Wellesley Income Fund	Admiral	U.S. Equity Fund	Vanguard Group Inc.
06-GFF	Vanguard Wellington Fund	Admiral	Allocation Fund	Vanguard Group Inc.
06-3RF	Victory Integrity Mid-Cap Value Fund	R6	U.S. Equity Fund	Victory Capital Management Inc.
06-3JN	Victory Integrity Small-Cap Value Fund	R6	U.S. Equity Fund	Victory Capital Management Inc.
06-33C	Victory RS Small Cap Growth Fund	R6	U.S. Equity Fund	Victory Capital Management Inc.
06-3R9	Victory Sophus Emerging Markets Fund	R6	International Equity Fund	Victory Capital Management Inc.
06-581	Victory Sycamore Established Value Fund	A*	U.S. Equity Fund	Victory Capital Management Inc.
06-583	Victory Sycamore Established Value Fund	R	U.S. Equity Fund	Victory Capital Management Inc.
06-FMX	Victory Sycamore Established Value Fund	R6	U.S. Equity Fund	Victory Capital Management Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-582	Victory Sycamore Small Company Opportunity Fund	A*	U.S. Equity Fund	Victory Capital Management Inc.
06-584	Victory Sycamore Small Company Opportunity Fund	R	U.S. Equity Fund	Victory Capital Management Inc.
06-FMY	Victory Sycamore Small Company Opportunity Fund	R6	U.S. Equity Fund	Victory Capital Management Inc.
06-3RC	Victory Trivalent International Fund-Core Equity	R6	International Equity Fund	Victory Capital Management Inc.
06-GFG	Victory Trivalent International Small-Cap Fund	A*	International Equity Fund	Victory Capital Management Inc.
06-GFH	Victory Trivalent International Small-Cap Fund	R6	International Equity Fund	Victory Capital Management Inc.
06-804	Virtus Ceredex Large Cap Value Equity Fund	A*	U.S. Equity Fund	Virtus Fund Advisers LLC
06-803	Virtus Ceredex Large Cap Value Equity Fund	Institutional	U.S. Equity Fund	Virtus Fund Advisers LLC
06-FFJ	Virtus Ceredex Large Cap Value Equity Fund	R6	U.S. Equity Fund	Virtus Fund Advisers LLC
06-807	Virtus Ceredex Mid-Cap Value Equity Fund	A*	U.S. Equity Fund	Virtus Fund Advisers LLC
06-806	Virtus Ceredex Mid-Cap Value Equity Fund	Institutional	U.S. Equity Fund	Virtus Fund Advisers LLC
06-FFK	Virtus Ceredex Mid-Cap Value Equity Fund	R6	U.S. Equity Fund	Virtus Fund Advisers LLC
06-809	Virtus Ceredex Small Cap Value Equity Fund	A*	U.S. Equity Fund	Virtus Fund Advisers LLC
06-808	Virtus Ceredex Small Cap Value Equity Fund	Institutional	U.S. Equity Fund	Virtus Fund Advisers LLC
06-47K	Virtus Seix Fltg Rate HiInc	R6	Alternative	Virtus Fund Advisers LLC
06-801	Virtus Seix High Income Fund	A*	Taxable Bond Fund	Virtus Fund Advisers LLC
06-811	Virtus Seix Total Return Bond Fund	A*	Taxable Bond Fund	Virtus Fund Advisers LLC
06-3CX	Virtus Seix Total Return Bond Fund	R6	Taxable Bond Fund	Virtus Fund Advisers LLC
06-3N4	Virtus Vontobel Emerging Markets Opportunities Fund	R6	International Equity Fund	Virtus Fund Advisers LLC
06-3J7	Wells Fargo International Equity Fund	R6	International Equity Fund	Wells Fargo Funds Management LLC
06-3J6	Wells Fargo Special Mid Cap Value Fund	R6	U.S. Equity Fund	Wells Fargo Funds Management LLC
06-3JF	Wells Fargo Special Small Cap Value Fund	R6	U.S. Equity Fund	Wells Fargo Funds Management LLC
06-713	Western Asset Core Plus Bond Fund	FI	Taxable Bond Fund	Legg Mason Partners Fund Advisor LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Fund Identifier	Investment Accounts and Corresponding Fund Portfolios	Class Designation If Any(1)	Type	Investment Adviser
06-GFJ	Western Asset Core Plus Bond Fund	IS	Taxable Bond Fund	Legg Mason Partners Fund Advisor LLC
06-718	Western Asset Core Plus Bond Fund	R	Taxable Bond Fund	Legg Mason Partners Fund Advisor LLC
06-3TP	William Blair Small-Mid Cap Growth Fund	I	U.S. Equity Fund	William Blair Investment Management LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

Revenue AUL Receives

Under the agreements referenced in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund's, their advisers, sub-advisers, distributors or affiliates thereof, in connection with these administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

Rule 12b-1 Fees. By virtue of the agreements entered into between the Funds, AUL and AUL's affiliate broker dealer, OneAmerica Securities, Inc. (OAS), OAS receives compensation from the Distributor/Advisor of the Funds, ranging from 0.0 percent until a certain level of Fund assets have been purchased to an annual service fee of up to 0.75 percent based on the average daily market value of shares owned by the separate account. OAS generally receives such 12b-1 fees for providing marketing and distribution services to a Fund. OAS retains 12b-1 fees and AUL retains any other fees received that are attributable to AUL's variable insurance products.

Administrative, Marketing, and Other Support Service Fees ("Support Fees"). As noted, AUL receives support fees from each Fund. This fee is described in greater detail within the agreement for each Fund. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund's assets. Contract Owners and/or Participants, through their investment in the Investment Accounts that invest in underlying Fund, bear the costs of these advisory fees. The amount of the payments AUL and OAS receive is based on a percentage of the assets of the particular underlying Funds attributable to the Contract and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisors pay AUL and/or OAS more than others.

Since not all Funds pay the same amount of 12b-1 Fees to OAS or Support Fees to AUL, the amount of the fees received by AUL and OAS may be greater or smaller depending upon the manner in which the money that makes up a Participant's Account Value is allocated.

THE CONTRACTS

General

The Contracts are offered for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and HRA, HSA and OPEB Plans. Certain federal tax advantages are currently available to retirement programs that qualify as (1) self-employed individuals' retirement plans under Section 401, (2) pension or profit-sharing plans established by an Employer for the benefit of its employees under Section 401, (3) Annuity purchase plans sponsored by certain tax-exempt organizations or public school organizations under Section 403(b), (4) individual retirement annuities, including a traditional IRA and those established by an Employer as a simplified employee pension plan or SIMPLE IRA plan under Section 408, or a Roth IRA under Section 408A, or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457 or 409A, and to (6) HRAs, HSAs and OPEB Plans.

A Contract is issued to the Owner. Generally, persons eligible to participate in the Owner's Plan are eligible to become Participants under the Contract. In certain Contracts, the Owner shall be responsible for determining persons who are eligible to become Participants and for designating such persons to AUL. For purposes of determining benefits under a Contract, an account called a Participant's Account is established for each Participant during the Accumulation Period. However, in some Contracts, Participant Accounts are not maintained.

The Owner of the Contract or the Plan Sponsor (depending on the Contract) is generally responsible for providing all communications and instructions concerning Participant Accounts to AUL. However, in some instances a Participant may communicate directly with AUL. For example, a Participant in an IRA may request a withdrawal directly from AUL. While the Owner generally is responsible for remitting Contributions and instructions for Participants, the Participant may be permitted or required to make certain decisions and elections under the Contract, as specified by the Owner in the Plan, trust, or other appropriate document. The pertinent Plan document and, if applicable, the Employer's plan administrator should be consulted with any questions about benefits under the Contract.

CONTRIBUTIONS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD

Contributions under the Contracts

Contributions under Recurring Contribution Contracts may be made by or on behalf of a Participant at any time during the Participant's life and before the Participant's Annuity Commencement Date. Contributions must be at least equal to the minimum required Contribution under any of the Plans or programs. In Single Contribution Contracts, the minimum Contribution for each Participant is either $1,000 or $5,000, depending on the Contract. AUL may change the minimum Contribution permitted under a Contract, but any such change in the minimum required Contribution shall apply only to Participant Accounts established on or after the effective date of the change. AUL may, at its discretion, waive any minimum required Contribution.

Annual Contributions under any of the Plans are subject to maximum limits imposed under federal tax law. See the Statement of Additional Information for a discussion of these limits, or consult the pertinent Plan document. Limitations on the amount of contributions to an Investment Account, if any, are imposed by the Funds and described in the prospectus of such Fund(s).

Ten-Day Free-Look

Under 403(b), 408, 408A and certain HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.

Initial and Single Contributions

Initial Contributions received for a Participant will be credited to the Participant's Account no later than the end of the Business Day following the Business Day in which it is received by AUL at the Corporate Office if it is preceded or accompanied by all the information necessary for opening the Participant's Account. If AUL does not receive the necessary information, AUL will notify the Owner or individual that AUL does not have the necessary information to open the Account. If the necessary information is not provided to AUL at the time AUL receives the Contribution, AUL will return the Contribution to the contributing party within five (5) Business Days. However, in some Contracts, funds received from a prior plan provider which cannot be allocated to Participant Accounts will not be returned to the Owner or to the provider, but instead will be allocated to an Owner-level account and invested in those Investment Accounts, FIA or SVA approved by the Owner. When the allocation data is received from the prior plan provider, such funds (plus gains/minus losses) are transferred from the Owner-level account to the appropriate Participant Account(s). If such Funds have been allocated to the SVA, an amount equal to the SVA Account Value will be transferred to appropriate Participant Accounts on a pro rata basis.

Allocation of Contributions

Initial and subsequent Contributions under the Contracts will be allocated among the Investment Accounts of the Variable Account, the FIA or the SVA as instructed by the Owner or Participant and as provided by the terms of the Contract. The investment allocation of the initial Contribution is to be designated at the time the enrollment is completed to open an account for a Participant. Depending on the type of Contract, the enrollment application specifies that, in the absence of an investment allocation form or other instructions, initial and subsequent Contributions shall be allocated to the Goldman Sachs Financial Square Resource Money Market Investment Account ("MMIA"), AUL's General Account, or when allowed by AUL, to another default Investment Option otherwise selected by the Owner. Allocation will be made to AUL's General Account only if the MMIA Option is not available under a particular Contract.

A Participant's Account Value that has been initially allocated to the default Investment Option may be transferred to other available Investment Options by the affected participant(s) via the OneAmerica.com Account Services web site. Allocation to any Investment Account, the SVA or the FIA must be made in one percent increments or in increments permitted by AUL. The FIA, the SVA and all of the Investment Accounts may not be available under a particular Contract. In addition, some of the Investment Accounts are not available for certain types of Contracts.

Any change in allocation instructions will be effective upon receipt by AUL at the Corporate Office and will continue in effect until subsequently changed. Changes in the allocation of future Contributions have no effect on amounts already contributed on behalf of a Participant. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account, the FIA, or the SVA in the manner described in "Transfers of Account Value."

Subsequent Contributions Under Recurring Contribution Contracts

When forwarding Contributions to AUL, the amount being contributed on behalf of each Participant must be specified unless Participant Accounts are not maintained under the Contract. The Contributions shall be allocated among the Investment Accounts of the Variable Account that are available under a Contract and the FIA or SVA (if available) as described above in "Allocation of Contributions." Contributions (other than the initial Contribution for each Participant) are credited as of the end of the Valuation Period in which they are received by AUL at the Corporate Office if AUL has received full payment for the Contribution, the information needed to establish the Participant's Account, and proper instructions regarding the application and allocation of the Contributions among Participants.

Contributions may also be forwarded to AUL electronically. When this method of Contribution is used, an allocation list describing the Contribution to be allocated to each Participant is sent to AUL by the Owner. AUL processes the allocation list and then initiates an ACH (Automated Clearinghouse) debit on the Owner's account for the amount of the Contribution. Following receipt of the funds, a confirmation is sent to the Owner which lists the amount or amounts allocated to each Participant's Account and the amount of the ACH debit to the Owner's account. ACH or other electronic payment methods generally allow more efficient and timely processing of Contributions. AUL reserves the right to impose an annual charge on Owners who do not elect to use ACH or other electronic payment methods. The annual fee for manual processing is currently $1,000, but AUL reserves the right to increase this fee.

Transfers of Account Value

All or part of a Participant's Variable Account Value may be transferred among the Investment Accounts of the Variable Account that are available under a Contract or to the FIA or SVA (if available under a Contract) at any time during the Accumulation Period upon receipt of a proper written request by AUL at the Corporate Office, through interactive voice response or through AUL's website.

Generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract. See "The Fixed Interest Account" and "The Stable Value Account" for restrictions on transfers involving the FIA or the SVA. In addition, no charges are currently imposed upon transfers. However, if AUL determines that transfers are being made on behalf of one (1) or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right in certain Contracts to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.

Abusive Trading Practices

Late Trading

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in its portfolios. The administrator of the separate accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's share value. All trades received after this point will receive the next day's calculated share value.

Market Timing

Market Timing. Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying Fund performance and drive underlying Fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, they should not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related Contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, Participant trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Participants consistently.

If it is determined that the Participant's trading activity violates any Fund's trading policy, then the Participant shall be notified of restrictions on his or her account. The Participant's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term-trading in their Funds. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policies. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' Prospectuses for more details.

Participant's Variable Account Value

Accumulation Units

Contributions to be allocated to the Investment Accounts available under a Contract will be credited to the Participant's Account in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account at the end of the Valuation Period in which the Contribution is received by AUL at the Corporate Office. The number of Accumulation Units so credited to the Account shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

Accumulation Unit Value

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for each Investment Account is established on the inception date. Subsequently, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

Net Investment Factor

The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where

(a) is equal to:

(1) the net asset value per share of the portfolio of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

(2) the per share amount of any dividend or other distribution, if any, paid by the portfolio during the Valuation Period, plus or minus

(3) a credit or charge with respect to taxes paid, if any, or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed).

(b) is the net asset value per share of the portfolio, determined as of the end of the preceding Valuation Period; and

(c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the asset charge.

Dollar Cost Averaging Program

Contract Owners and Participants who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively lower than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner or Participant of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

Under a DCA Program, the Owner deposits premiums into the MMIA, FIA or the SVA (if available under the Contract) and then authorizes AUL to transfer a specific dollar amount for a specific length of time from such Account into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually on the last Business Day of such period. These transfers will continue automatically until the earliest of: the date AUL receives notice to discontinue the Program; until there is not enough money in the MMIA,FIA or SVA to continue the Program; until the expiration of the length of time selected; or if the transfers are being drawn from the FIA, until the time a transfer would exceed the 20 percent or ninety (90) day equity wash limitations on transfers from the FIA, if a particular Contract contains the 20 percent or ninety (90) day restriction.

Currently, the minimum required amount of each transfer is $100, although AUL reserves the right to change this minimum transfer amount in the future. DCA transfers to the FIA, MMIA and to the SVA are not permitted under the DCA Program. At least ten (10) days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA Program to Contract Owners and Participants at no charge, and AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners and Participants may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.

Contract Owners or Participants may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the premium receipt by AUL at the Corporate Office. The Contract Owner or Participant may select the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on the last Business Day of such period. To participate in the Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.

CASH WITHDRAWALS AND THE DEATH BENEFIT

Cash Withdrawals

During the lifetime of the Participant, at any time before the Annuity Commencement Date and subject to the limitations under the applicable Plan and applicable law, a withdrawal may be taken from a Participant's Account Value. A withdrawal request will be effective as of the end of the Valuation Date that a proper written request, in a form acceptable to AUL, is received by AUL at the Corporate Office. Withdrawal requests and payments are processed and paid in accordance with applicable law and applicable Contract terms, if any.

A withdrawal of a Participant's entire Variable Account Value will result in a withdrawal payment equal to the value of the Participant's Variable Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by AUL at the Corporate Office, minus any applicable withdrawal charge.

A withdrawal may be requested for a specified percentage or dollar amount of a Participant's Variable Account Value. In some Contracts, the minimum amount that may be withdrawn from a Participant's Variable Account Value in an Investment Account is the lesser of $500 or the Participant's entire Account Value in the Investment Account as of the date the withdrawal request is received by AUL. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Participant's Variable Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. If a withdrawal is requested that would leave a Participant's Variable Account Value in any Investment Account less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the Investment Account.

The amount of a withdrawal will be taken from the Investment Accounts and the FIA or the SVA as instructed. A withdrawal will not be effected until proper instructions are received by AUL at the Corporate Office.

A withdrawal may result in the deduction of a withdrawal charge and application of a MVA. See "Withdrawal Charge," "The Fixed Interest Account" and "The Stable Value Account."

In addition, distributions under certain retirement programs may result in a tax penalty. See "Tax Penalty."

Systematic Withdrawal Service for 403(b), 408, 408A, 457 and 409A Programs

A Participant in a Contract used in connection with a 403(b) plan (other than an Employer Sponsored 403(b) plan) or 408 or 408A Program who is at least age 59 1/2 can generally arrange to have systematic cash withdrawals from his or her Account Value paid on a regular monthly, quarterly, or annual basis. Systematic cash withdrawals are also available for Participants in a Contract used in connection with a 457 or 409A Program, but there is no age limitation. Each withdrawal payment must be at least $100. An application form containing details of the service is available upon request from AUL. The service is voluntary and can be terminated at any time by the Participant or Owner. AUL does not currently deduct a service charge for withdrawal payments, but reserves the right to do so in the future and, similarly, reserves the right to increase the minimum required amount for each withdrawal payment. Systematic withdrawals are not available for some 403(b) Contracts due to the Benefit Responsive features of the Contracts.

Participants will pay a withdrawal charge in connection with the systematic cash withdrawals to the extent the withdrawal charge is applicable. See "Withdrawal Charge" and "Federal Tax Matters."

Constraints on Withdrawals

General

Since the Contracts offered by this Prospectus will be issued in connection with retirement programs that meet the requirements of Section 401, Section 403(b), Section 408, 408A, 409A or Section 457 of the Internal Revenue Code, or with HRA, HSA, or OPEB plans, reference should be made to the terms of the particular Plan or Contract for any limitations or restrictions on cash withdrawals. A withdrawal that results in receipt of proceeds by a Participant may result in receipt of taxable income to the Participant and, in some instances, in a tax penalty. The tax consequences of a withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."

403(b) Programs

Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Internal Revenue Code to purchase Annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax deferred Annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Amounts attributable to Code Section 403(b) elective deferral Contributions made pursuant to a salary reduction agreement may be distributed to a Participant pursuant to the provisions of the Plan provided that the distribution shall not occur until the Participant has either attained age 59 1/2, severed employment, died, become totally disabled, experienced a hardship, or a withdrawal is made to provide a Plan loan. In the case of a hardship withdrawal, any gain credited to such Contributions may not be withdrawn. Hardship for this purpose is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, paying certain tuition expenses, or prevention of foreclosure or eviction. These timing restrictions do not apply to Contributions (but do apply to earnings thereon) that were contributed before 1989, to withdrawals to correct excess Contributions, or to distributions due to Plan termination.

Payments made to Participants at Plan termination are also permitted if the Plan Sponsor does not make Contributions to another 403(b) plan during the period beginning on the date of Plan termination and ending twelve (12) months after distribution of all assets.

A Participant in a Contract purchased as a tax-deferred Section 403(b) Annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Account Value attributable to Contributions made under a salary reduction agreement or any income or gains credited to such Participant after December 31, 1988, under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Participant's December 31, 1988, account balance under the old contract, provided that the amounts transferred between contracts qualifies as a tax-free transfer or exchange under the Internal Revenue Code.

For 403(b) Contracts issued after 2008, any distribution of non-elective deferrals cannot occur unless the Participant severs employment or upon the occurrence of an event specified in the Plan, such as the attainment of a specified age, after a fixed number of years of service or disability (although this restriction does not apply to withdrawals to correct excess Contributions, distributions of after-tax employee Contributions and earnings thereon, and distributions due to Plan termination). A Participant's Withdrawal Value in a Contract may be able to be transferred to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an Employer's Section 403(b) arrangement.

Texas Optional Retirement Program-

AUL intends to offer the Contract within the Texas Optional Retirement Program. Under the terms of the Texas Optional Retirement Program, if a Participant makes the required Contribution, the State of Texas will contribute a specified amount to the Participant's Account. If a Participant does not commence the second year of participation in the plan as a "faculty member," as defined in Title 110B of the State of Texas Statutes, AUL will return the State's contribution. If a Participant does begin a second year of participation, the Employer's first-year Contributions will then be applied as a Contribution under the Contract, as will the Employer's subsequent Contributions.

The Attorney General of the State of Texas has ruled that, under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Texas Optional Retirement Program are available only in the event of a Participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A Participant under a Contract issued in connection with the Texas Optional Retirement Program will not, therefore, be entitled to exercise the right of withdrawal to receive the Account Value credited to such Participant unless one of the foregoing conditions has been satisfied. The Withdrawal Value of such Participant's Account may, however, be transferred to other contracts or other carriers during the period of participation in the program.

The Death Benefit

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, AUL will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

The amount of the death benefit equals the Vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under Contracts acquired in connection with 408 and 408A Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value shall be the Participant's entire Account Value. Under Employee Benefit Plans, 409A or 457 Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the FIA or SVA, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or, if the Contract so directs, to MMIA or other default Investment Account. Certain Contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the Contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any Contributions made since the last Contract anniversary and is reduced proportionately to reflect any withdrawals made since the last Contract anniversary. The GMDB is reset on each Contract anniversary and is the greater of (1) the GMDB on the prior Contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than age 81, the Participant's Account Value on the current Contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.

The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

Death Benefits and Multiple Beneficiaries

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remain fully invested in the separate account options selected by the contractholder and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.

Termination by the Owner

An Owner of a Contract funding an Employee Benefit Plan, a 409A or 457 Plan, or an Employer-Sponsored 403(b) Plan may terminate the Contract by sending proper written notice to AUL's Corporate Office. Termination is effective as of the end of the Valuation Date that the notice is received by AUL. Proper notice of termination must include an election of the method of payment, an indication of the person(s) to whom payment is to be made, and the Owner's (and, in some Contracts, the Plan Sponsor's) agreement that AUL will not be held responsible for any losses or claims that may arise against AUL in connection with making the termination payout as requested by the Owner (provided that such an agreement is not prohibited by the Contract or an amendment).

Upon termination of such a Contract, generally the Owner may direct AUL to pay an amount equal to the Contract's aggregate Variable Account Withdrawal Value (determined as of the end of the Valuation Date that the termination is effective) in a lump sum.

Depending on Contract provisions, for Contracts funding certain Employee Benefit Plans or 409A or 457 Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in a lump sum subject to an Investment Liquidation Charge ("ILC") or MVA (see discussion below) or if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new contributions in seven (7) approximately equal installments over six (6) years (for certain Employee Benefit Plan Contracts) or six (6) approximately equal annual installments over five (5) years (for other Employee Benefit Plan Contracts and for some 409A or 457 Plan Contracts).

For some Contracts issued prior to 1999 which fund Employer-Sponsored 403(b) Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in seven (7) approximately equal annual installments over six (6) years.

In Contracts issued prior to 1999 which fund a Code Section 401(a) Employee Benefit Plan or an Employer-Sponsored 403(b) Plan, the Owner may terminate the Contract and elect to receive (within ninety (90) days of written notice by the Owner, and without penalty as defined by law) either:

(1)  a lump-sum equal to the Contract's aggregate General Account Withdrawal Value, plus or minus an MVA to the extent allowed, which is determined by AUL as of the calculation date by multiplying a specified percentage times the aggregate General Account Withdrawal Value being paid, or

(2)  all amounts invested under the Contract in AUL's General Account as of the date of calculation, excluding any amounts previously used or set aside to purchase annuities, in eleven (11) approximately equal annual installments over a ten (10) year period (without application of the General Account Withdrawal Charge or an MVA).

Further details regarding options (1) and (2) above and their applicability to a given Contract may be found in a Contract Supplement.

Similar provisions (without application of an MVA) regarding Participant withdrawals apply to some Contracts issued prior to 1999 which fund SEP and SIMPLE IRA Plans.

For some Contracts issued after 1998 that fund Employer-Sponsored 403(b) Plans, or for some Contracts wherein no Participant Accounts are maintained, no FIA or other General Account Withdrawal Value lump-sum option is available, only installment payments. However, AUL may amend these Contracts to permit lump-sum payouts of FIA or other General Account funds, subject to a Withdrawal Charge and an MVA to the extent allowed, or may otherwise allow such lump-sum payouts if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new Contributions. Termination options may be negotiated with individual Plan Sponsors depending on unique or special circumstances.

Until all of the terminating Contract's funds invested in AUL's FIA or other General Account Investment Option have been paid by AUL under any of the installment payments discussed above, the interest rate determined under the Contract will be credited to the remaining Withdrawal Values. Interest will be paid with each installment payment.

When making lump-sum payouts of FIA or other General Account funds other than the SVA, AUL applies an ILC or MVA, depending on the Contract. The ILC or MVA is equal to a certain percentage, as described in the Contract, multiplied by the FIA or other General Account Withdrawal Value. In some Contracts, the ILC percentage is 6(i – j), where "i" is the Current Rate of Interest being credited by AUL to new Contributions as of the date of calculation and "j" is the average rate of interest being credited by AUL to various portions of the General Account as of the date of calculation. In some Contracts, the MVA percentage is 5(i – j) when "i" exceeds "j," and is deducted from the amount paid. The MVA percentage is 4(j – i) when "i" exceeds "j," and is added to the amount paid. Payment of FIA or any other General Account amounts may be delayed for up to six (6) months after the effective date of termination.

Termination by AUL

AUL has the right, subject to applicable state law, to terminate any Participant's Account established under a Contract acquired in connection with some Employee Benefit Plans, a 457 or 409A Program, or an Employer Sponsored 403(b) Program at any time during the Contract

Year if the Participant's Account Value falls below $300 ($200 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during the first (1st) Contract Year, or $500 ($400 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during any subsequent Contract Year, provided that at least six (6) months have elapsed since the Owner's last Contribution to the Contract. AUL will give notice to the Owner and the Participant that the Participant's Account is to be terminated. Termination shall be effective six (6) months from the date that AUL gives such notice, provided that any Contributions made during the six (6) month notice period are insufficient to bring the Participant's Account Value up to the applicable minimum. Single Contribution Contracts have a minimum required Contribution of $5,000.

Upon termination of a Participant's Account by AUL, AUL will pay an amount equal to the Participant's Account Value as of the close of business on the effective date of termination (or, if the termination effective date is not a Valuation Date, on the next Valuation Date). Payment of this amount will be made within seven (7) days from such effective date of termination.

AUL may, at its option, terminate any Contract if there are no Participant Accounts in existence under the Contract.

Payments from the Variable Account

Payment of an amount from the Variable Account resulting from a cash withdrawal, transfer from a Participant's Variable Account Value, payment of the death benefit, or payment upon termination by the Owner will be made within seven (7) days from the date a proper request is received at AUL's Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account, or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Interest Account, see "The Fixed Interest Account" and "Termination by the Owner."

CHARGES AND DEDUCTIONS

Premium Tax Charge

Various states impose a tax on premiums received by insurance companies. Whether or not a premium tax is imposed will depend on, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and AUL's status in a particular state. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. AUL may assess a premium tax charge on certain Contracts at the time of annuitization to reimburse itself for such premium taxes incurred, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity.

Withdrawal Charge

No deduction for sales charges is made from Contributions for a Contract. However, if a cash withdrawal is made or the Contract is terminated by the Owner, then, depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL. In most Contracts, the withdrawal charge only applies if the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. For some Contracts, for the first two (2) Contract Years that a Participant's Account exists, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10 percent of: (1) the total of all Contributions made during the year that the withdrawal is being made, plus (2) the Participant's Account Value at the beginning of the Contract Year. After the first two (2) Contract Years, and until the withdrawal charge has decreased to 0 percent, the amount withdrawn during a Contract Year that will not be subject to an otherwise applicable withdrawal charge is 10 percent of the Participant's Account Value at the beginning of the Contract Year in which the withdrawal is being made. Certain Contracts do not contain a 10 percent free-out provision since they are "Benefit Responsive" in nature.

The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years; 4 percent of Account Value in excess of any applicable 10 percent free-out, for the next five (5) years; and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. Your charges may be less than the charges described. Please consult your Contract for more details.

Withdrawal charges are not imposed for payment of benefits for retirement provided under "Benefit Responsive" Contracts. Under a Benefit Responsive Contract, withdrawal charges are not imposed for payment of benefits for retirement, death, disability, most terminations of employment, hardship (or unforeseeable emergencies, depending on the Contract), loans, age 72 required minimum distributions, or benefits upon attainment of age 59 1/2 (provided that the age 59 1/2 benefit is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium). Notwithstanding the above, for some 403(b) Benefit Responsive Contracts, withdrawal charges will not be waived if the amount withdrawn is transferred directly by AUL to another tax-deferred Annuity funding vehicle at the Participant's direction.

Under a modified Benefit Responsive Contract, withdrawal charges are not imposed for cash lump-sum payments of death benefits, or, provided the Participant has (1) attained age 55 and has ten (10) years of service with the Employer identified in the Plan, or (2) attained age 62, for the Plan benefits listed in the previous paragraph. However, even in Benefit Responsive or modified Benefit Responsive Contracts, withdrawal charges (and a MVA in some Employee Benefit Plan and Employer Sponsored 403(b) Contracts, to the extent allowed) will be applied to any withdrawal to pay a termination of employment Plan benefit prior to notification of Contract termination if the benefit is payable because of, or the underlying reason for payment of the benefit results in, the termination or partial termination of the Plan, as determined under applicable IRS guidelines. In some Contracts, withdrawal charges and a MVA will apply if the termination of employment occurs after the Plan Sponsor files for bankruptcy protection or ceases operations, or if such benefits exceed 20 percent of the Contract's Value as of the first (1st) day of the Contract Year.

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Participant's Account, exceed 8.5 percent of the Contributions made by or on behalf of a Participant under a Contract. In addition, no withdrawal charge will be imposed upon payment of a death benefit under the Contract.

The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase the withdrawal charge for any Participant Accounts established on or after the effective date of the change.

Asset Charge

AUL deducts a daily charge from the assets of each Investment Account, (the "Asset Charge"). The charge is equal to an annual rate of 0.00 percent, 0.25 percent, 0.50 percent, 0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent of the average daily net assets of each Investment Account. (Please refer to your Contract for details regarding the Asset Charge applicable to you.) This amount is intended to compensate AUL for its professional services, administrative services (including systems recordkeeping and Investment Account accounting), case acquisition costs, compliance support, sales office expenses, overhead, sales commissions, Annuity purchase rate guarantees, reasonable profit, and other related costs. AUL may use any profit derived from this charge for any lawful purpose, including Contract distribution. The Contract Owner may arrange to have the Asset Charge billed to it on an agreed-upon basis in lieu of the above daily deduction.

Variable Investment Plus

Certain Contracts may have a portion of the Asset Charge offset, but never increased, by Variable Investment Plus (VIP) credits. The credit is calculated each month-end, is applied by AUL to purchase Accumulation Units for each Participant under the Contract, and is reported to Participants as Earnings.

The level of the credit, as a percentage of Investment Account assets, will depend on the aggregate Investment Account assets for the Contract at the end of each month, the amount of the Contributions (both for first year and for subsequent years), the level of sales expenses under the Contract, and other charges that the Owner has agreed in writing to pay to AUL. Please consult your Contract to determine whether a Variable Investment Plus credit applies to your Contract and, if it does apply, what the factors are for determining the credit.

AUL reserves the right to change the credit factors upon sixty (60) days notice of such change.

Administrative Charge

AUL may deduct an administrative charge from each Participant's Account equal to a maximum of $75 per year, deducted quarterly if the account exists on the quarterly Contract anniversary. For some Contracts, the administrative charge may be waived completely. The charge is only assessed during the Accumulation Period. When a Participant annuitizes or surrenders on any day other than a quarterly Contract anniversary, a pro rata portion of the charge for that portion of the quarter will not be assessed. The charge is deducted proportionately from the Participant's Account Value allocated among the Investment Accounts and the General Account. An administrative charge will not be imposed under certain

Contracts if the value of a Participant's Account is equal to or more than $35,000 ($25,000 in some Contracts) on the quarterly Contract anniversary. The purpose of this charge is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account, and are amortized in full in the year in which they are assessed. Administrative and operational expenses to be reimbursed may include, but are not limited to, audit, compliance, legal, billing, system expenses.

Additional Charges and Fees

Some Contracts may also contain the following fees:

(1)  Loan Initiation Fees: AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

(2)  Loan Administration Fee: AUL may charge an annual fee of up to $50 per loan from the Participant's Account for loan administration.

(3)  Charge for Non-Electronic Transfers: AUL may charge a service fee per non-electronic transfer of up to $5 for non-electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

(4)  Distribution Fee: AUL may bill the Owner for a Distribution Fee of up to $60 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(5)  Non-Electronic Contribution Fee: AUL may bill the Owner a fee of $1,000 for non-electronic Contributions. AUL reserves the right to increase this fee.

(6)  Brokerage Window Account: AUL may bill the Owner or deduct from the Participant's Account an annual fee of up to $100 for a Brokerage Window Account, available in some Employer-sponsored Plans, which provides the Participant the ability to invest a portion of his or her Account Value in a brokerage account, to be invested in a wide range of Funds or other investment vehicles.

(7)  Contract Termination Individual Participant Check Fee: AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(8)  Investment Advice Provider Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is a maximum of one percent of the total Account Value, paid in 0.25 percent quarterly installments. AUL will forward the fee to the investment advice providers.

(9)  Guaranteed Minimum Death Benefit: AUL may charge a maximum of 0.20 percent of the Account Value for a Guaranteed Minimum Death Benefit. Some Contracts offer this benefit at no charge. Please consult your Contract for details regarding this benefit and the applicable charge.

(10)  Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, Mesirow Financial will recommend a plan- level investment portfolio based on the Plan Sponsor's unique employee profile. For Contracts purchased before July 20, 2010, a maximum fee of $1,500 applies, depending on plan assets. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee. For Contracts purchased after July 20, 2010, Plans with assets less than $500,000 are charged a fee of $500. Plans with assets greater than $500,000 are not charged a fee. AUL will forward the fee to the investment advice providers.

(11)  Redemption Fee: A redemption fee may be charged by the underlying Funds to reimburse fund shareholders for expenses associated with short-term trading. Please consult the Funds' prospectuses for more details.

Other Charges

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. In certain Contracts, unpaid charges due AUL (for which the Plan is responsible and which the Owner has, in writing, agreed to pay) will be deducted from Participant Accounts or the Contract Owner's Account (if Participant Accounts are not maintained) if not paid by the Owner in a timely manner. In certain Contracts, the Plan Sponsor may engage a Third Party Administrator ("TPA") to provide services to it. TPAs are unaffiliated with AUL. TPA fees agreed to by the Plan Sponsor will be deducted from the Contract Owner's

Account and paid to the TPA. An ILC or a MVA, which applies only to Participants' Fixed Interest Account Values under a Contract, may be imposed upon termination by an Owner of some Contracts acquired in connection with an Employee Benefit Plan, Employer Sponsored 403(b) (to the extent allowed), 409A or 457 Program and upon certain withdrawals in an Employee Benefit Plan Contract. See "Termination by the Owner" and "The Fixed Interest Account."

Variations in Charges

AUL may reduce or waive the amount of the withdrawal charge, the administrative charge, or the Asset Charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. The Asset Charge may be offset by applying the Variable Investment Plus Option. As an example, these charges may be reduced in connection with acquisition of the Contract in exchange for another Annuity contract or in exchange for another Annuity contract issued by AUL. AUL may also reduce or waive these charges on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

Guarantee of Certain Charges

AUL guarantees that the Asset Charge shall not increase on in-force Contracts. However, the Asset Charge may be increased on future Contracts. AUL also guarantees that the administrative charge will increase only to the extent necessary to recover the expenses associated with administration of the Contracts and operation of the Variable Account.

Expenses of the Funds

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding portfolio of one (1) of the Funds. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the portfolio. The advisory fees and other expenses are more fully described in the Funds' Prospectuses.

ANNUITY PERIOD

General

On the Annuity Commencement Date, the adjusted value of the Participant's Account may be applied to provide an Annuity under one (1) of the options described below. The adjusted value will be equal to the value of the Participant's Account as of the Annuity Commencement Date, reduced by any applicable premium or similar taxes and any outstanding loan balances and unpaid expense charges on those loans.

Generally, the Contracts provide for at least two (2) Annuity options, any one of which may be elected if permitted by the particular Plan or applicable law. A lump-sum distribution may also be elected under most Plans. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed and the Annuity payments remain constant throughout the Annuity Period. Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant (except that in the case of a Fixed Period Option, age is not a consideration). The Annuity rates are based upon an assumed interest rate identified in the Contracts.

Once Annuity payments have commenced, a Participant cannot surrender his or her Annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $25 each, AUL has the right to make either a lump-sum settlement or to make larger payments at quarterly, semiannual, or annual intervals. AUL also reserves the right to change the minimum payment amount. AUL will not allow annuitization of a Participant's Account if the total Account Value is less than the amount specified in the Contract. Should this occur, a Participant will receive the Account Value in a lump-sum settlement. Annuity payments will begin on the Annuity Commencement Date. No withdrawal charge will be applied on this Date.

A Participant or, depending on the Contract, an Owner on behalf of a Participant, may designate an Annuity Commencement Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at the Corporate Office at least thirty (30) days prior to the Annuity Commencement Date. However, a Participant may not designate an assumed investment return. AUL may also require additional information before Annuity payments commence. During the lifetime of the Participant and up to thirty (30) days prior to the Annuity Commencement Date, the Annuity Option, the Annuity Commencement Date, or the designation of a contingent Annuitant or Beneficiary, if any, under an Annuity Option may be changed. To help ensure timely receipt of the first (1st) Annuity payment, on the date AUL receives an Annuity purchase request, it will transfer the value of a Participant's Account to the FIA (or the SVA) if it is available as an Investment Option, or to the MMIA (or other default Investment Option(s)), if the FIA (or the SVA) is not available under the Contract. The Participant's Account Value will remain in the FIA (or the SVA), or the MMIA or other default Investment Option(s) (depending on the Contract) until the full Account Value (reflecting gains and losses) is applied to purchase the Annuity on the last Business Day of the month preceding the Annuity Commencement Date. As of the date the Annuity is purchased, a Participant's funds are no longer maintained under the Contract.

Annuity Options

Option 1 – Life Annuity

An Annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant. In some Contracts, an election of this option is automatically canceled if the Participant dies before the Annuity Commencement Date.

Option 2 – Certain and Life Annuity

An Annuity payable monthly during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated

period, which may be five (5), ten (10), fifteen (15), or twenty (20) years, as elected, Annuity payments will be continued during the remainder of such period to the Beneficiary.

Option 3 – Survivorship Annuity

An Annuity payable monthly during the lifetime of the Annuitant, and, after the death of the Annuitant, an amount equal to 50 percent, 66 2/3 percent, or 100 percent (as specified in the election) of such Annuity will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives.

In some Contracts, an election of this option is automatically cancelled if either the Participant or the contingent Annuitant dies before the Annuity Commencement Date. Another form of benefit would then be elected by the survivor.

Option 4 – Installment Refund Life Annuity

An Annuity payable monthly during the lifetime of the Annuitant except, that at the death of the Annuitant, the Beneficiary will receive additional Annuity payments until the amount paid to purchase the Annuity has been distributed.

Option 5 – Fixed Periods

An Annuity payable monthly for a fixed period (not less than five (5) years or more than thirty (30) years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, Annuity payments will be continued during the remainder of said period to the Beneficiary. This option is not available in all Contracts.

Selection of an Option

Participants should carefully review the Annuity Options with their financial or tax advisors, and reference should be made to the terms of a particular Plan for pertinent limitations respecting Annuity payments and other matters. The duration of annuity payments may affect the amount of the payments. For instance, under requirements for retirement plans that qualify for treatment under Sections 401, 403(b), 408, 409A or 457 of the Internal Revenue Code, Annuity payments generally must begin no later than April 1 of the calendar year following the calendar year in which the Participant reaches age 72, provided the Participant is no longer employed. For Options 2 and 5, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 72 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant, the 66 2/3 percent and 100 percent elections specified above may not be available.

THE FIXED INTEREST ACCOUNT

Contributions or transfers to the FIA become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts or certificates issued under the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the General Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the General Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the General Account. For more information regarding the General Account, see the Contract.

Interest

A Participant's FIA Value earns interest at fixed rates that are paid by AUL. The Account Value in the FIA earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate ("Guaranteed Rate") specified in the Contract. Contributions or transfers to a Participant's Account which are credited to the FIA during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one (1) year, except for a "portfolio rate" Contract where the rate may be changed each January 1, although increases in the rate may occur at any time. AUL may declare a different Current Rate for a particular Contract based on costs of acquisition to AUL or the level of service provided by AUL. Transfers from other AUL annuity contracts may be transferred at a rate of interest different than the Current Rate.

Except for transfers from other AUL annuity contracts, amounts contributed or transferred to the FIA earn interest at the Current Rate then in effect. Amounts transferred from other AUL Annuity contracts may not earn the Current Rate, but may, at AUL's discretion, continue to earn the rate of interest which was paid under the former Contract. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other

Current Rate determined by AUL. Therefore, at any given time, various portions of a Participant's Fixed Interest Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the FIA. AUL bears the investment risk for Participant's Fixed Interest Account Values and for paying interest at the Current Rate on amounts allocated to the FIA.

For certain Contracts, AUL reserves the right at any time to change the Guaranteed Rate of interest for any Participant Accounts established on or after the effective date of the change, although once a Participant Account is established, the Guaranteed Rate may not be changed for the duration of that Account.

Withdrawals and Transfers

A Participant (or a Contract Owner on behalf of a Participant) may withdraw his or her Fixed Interest Account value, subject to the provisions of the Contract. This Fixed Interest Account value is determined as of the day the withdrawal is effected, minus any applicable withdrawal charge, plus or minus a MVA in certain Contracts, and minus the Participant's outstanding loan balance(s), if any, and any expense charges due thereon.

A withdrawal may be requested for a specified percentage or dollar amount of the Participant's FIA Value. Where a Participant has outstanding collateralized policy loans under a Contract, a withdrawal will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value equals twice the total of the outstanding loans under the Participant's Account.

In some Contracts, the minimum amount that may be withdrawn from a Participant's FIA Value is the lesser of $500 or the Participant's entire FIA Value as of the date the withdrawal request is received by AUL at the Corporate Office. If a withdrawal is requested that would leave the Participant's FIA Value less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the FIA. In other Contracts, withdrawals from a Participant's Account Value may not be made in an amount less than the smaller of $5,000 or the Participant's entire Account Value. In these Contracts, AUL reserves the right to pay out the Participant's remaining Account Value if a withdrawal reduces the Participant's remaining Account Value to an amount less than $5,000.

If a Participant has more than one (1) Account, then the Account from which the withdrawal is to be taken must be specified and any withdrawal restrictions shall be effective at an Account level. For a further discussion of withdrawals as generally applicable to a Participant's Variable Account Value and Fixed Interest Account Value, see "Cash Withdrawals."

A Participant's FIA Value may be transferred from the FIA to the Variable Account subject to certain limitations. Where a Participant has outstanding collateralized policy loans under a Contract, a transfer will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value in the FIA equals twice the total of the outstanding loans under the Participant's Account. A Participant may transfer part or all of the Participant's Fixed Interest Account Value (subject to the outstanding loan provision mentioned above) to one (1) or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's FIA Value is $2,500 or more on the first (1st) day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20 percent of the Participant's Fixed Interest Account Values as of the beginning of that Contract Year. Transfers and withdrawals of a Participant's Fixed Interest Account Values will be effected on a first-in, first-out basis. If a Participant has more than one Account, then the Account from which the transfer is to be taken must be specified and any transfer restrictions shall be effective at an Account level.

The 20 percent restriction on transfers during any given Contract Year from the FIA to an Investment Account shall not apply to some Contracts funding Employer Sponsored 403(b) Programs, Employee Benefit Plans, or 408 SEP or SIMPLE IRA Contracts if: (1) the Owner (or Plan Sponsor) selects the FIA as an Investment Option to Participants under the Contract; and (2) the Owner (or Plan Sponsor) does not select either the MMIA or the Vanguard Short-Term Federal Bond Investment Accounts as available Investment Options to Participants under the Contract. Then, in lieu of the 20 percent restriction and following a transfer from the FIA to the Variable Account by a Participant, a transfer back to the FIA shall be allowed only after ninety (90) days have elapsed since the last previous transfer from the FIA.

In some Contracts where no Participant Accounts are maintained, transfers from the FIA may not be permitted at contract termination or for certain non-benefit responsive benefits when the FIA is to be paid in installments.

Except as noted previously, generally there are no limitations on the number of transfers between Investment Accounts available under a Contract or the FIA. However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted.

AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

In addition, in some Contracts, Owner-directed transfers from the FIA are subject to a MVA.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.

Transfer of Interest Option

Participants may elect to use interest earned in their FIA to purchase Accumulation Units in one (1) or more Variable Accounts. Upon receipt at AUL's Corporate Office of properly executed written instructions to do so, AUL will, on the last Business Day of each month and monthly thereafter, use the interest earned in the FIA during that month to purchase Accumulation Units at the corresponding Accumulation Unit Value on each date that a purchase is made. To elect this Option, the Participant must have previously provided AUL with instructions specifying the Variable Investment Account or Accounts to be purchased and a percentage allocation among Investment Accounts if more than one (1) Investment Account has been elected. If no such instructions are received by AUL, then the Participant's prior investment allocation instructions will be used by AUL to allocate purchases under this Option.

To participate in this Option, a Participant's FIA Value must be greater than $10,000 and the Participant's Account must have been in existence for a period of at least one (1) year. Amounts transferred out of the FIA under this Option will be considered a part of the 20 percent maximum amount that can be transferred from the FIA to a Variable Account during any given Contract Year, or will be subject to the 90-day equity wash restriction, whichever FIA transfer restriction is applicable under the Contract.

Contract Charges

The withdrawal charge will be the same for amounts withdrawn from a Participant's General Account Value as for amounts withdrawn from a Participant's Variable Account Value. In addition, the administrative charge will be the same whether or not a Participant's Account Value is allocated to the Variable Account or the General Account. The Asset Charge will not be assessed against the General Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the General Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Participants to the extent the Account Value is allocated to the General Account; however, such Participants will not participate in the investment experience of the Variable Account. See "Charges and Deductions."

An ILC or MVA, depending on the Contract, may be imposed upon termination by an Owner of a Contract and upon certain withdrawals in certain Contracts. See "Termination by the Owner" and "The Fixed Interest Account."

Payments from the Fixed Interest Account

Withdrawals and transfers from the FIA or other distribution based upon a Participant's FIA Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at the Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Participant's FIA Value. For information on payment upon termination by the Owner of a Contract acquired in connection with an Employee Benefit Plan, an Employer Sponsored 403(b) Program, or a 409A or 457 Program, see "Termination by the Owner."

403(b) Plan Loans

If a 403(b) Plan allows, a loan may be taken at any time prior to the Annuity Commencement Date. The minimum loan that can be taken at any time is specified in the Plan. The maximum amount that can be borrowed at any time is an amount which, when combined with the largest loan balance during the prior twelve (12) months, does not exceed the lesser of (1) 50 percent of the Participant's Withdrawal Value in the General Account, or (2) $50,000.

Interest will be charged for the loan, and will accrue on the loan balance from the effective date of any loan. The interest rate will be determined under the Plan.

Loans to Participants must be repaid within a term of five (5) years, unless the Participant certifies to AUL that the loan is to be used to acquire a principal residence for the Participant, in which case the term may be longer. Loan repayments must be made at least quarterly.

The restrictions or limitations stated above may be modified, or new restrictions and limitations added, to the extent necessary to comply with Section 72(p) of the Internal Revenue Code or its regulations, under which a loan will not be treated as a distribution under a 403(b) Program, or other applicable law. It should be noted that the IRS has issued regulations which cause the outstanding balance of a loan to be treated as a taxable distribution if the loan is not repaid in a timely manner. As the lender in the collateralized loan setting, AUL may, by Contract amendment, limit the availability of future collateralized loans under the Contract.

THE STABLE VALUE ACCOUNT

In General

The "Stable Value Account" or "SVA" is an Investment Option in which Contributions to Contracts used to fund 401(a), 403(b), and 457 Plans are accumulated at a current interest rate. Like the Fixed Interest Account ("FIA"), the SVA constitutes a portion of AUL's General Account. New Contract Owners who want a General Account investment option must choose either the FIA or the SVA, but cannot choose both. The SVA may be offered to existing Contract Owners at AUL's discretion.

With the SVA, the Contract Owner may elect any "Variable Account Competing Investment Account" subject to the following restriction: A Contract Owner or Participant may not transfer any amount from the SVA to a Variable Account Competing Investment Account. A Contract Owner or Participant who transfers amounts from the SVA to a non-Variable Account Competing Investment Account may not transfer amounts to the SVA or a Variable Account Competing Investment Account until ninety (90) days have passed from the date of the Contract Owner's or Participant's last transfer from the SVA, whichever is later. A "Variable Account Competing Investment Account" is any Investment Account with an average effective duration of three (3) years or less, a money market Investment Account, a stable value Investment Account that is not the AUL SVA, or any other Investment Account deemed competing by AUL.

All Contributions and transfers to the SVA will earn the current interest rate in effect at the time the Contribution or transfer is made, until that rate is changed. Each year, at least thirty-five (35) days prior to January 1, AUL will declare a new rate for the SVA that will apply for the subsequent calendar year. All monies in the SVA will earn interest at the rate in effect. At the time AUL declares a new rate for the next year, the Contract Owner has the option of rejecting the new rate, provided that notice of such rejection is received by AUL at its Home Office at least five (5) days prior to the date that the new rate takes effect. If the new rate is rejected, the Owner will have terminated the Contract. Until such time as SVA funds are ultimately paid out, they will continue to earn interest at the rate in effect for the SVA as of the Business Day that AUL receives notice of rejection of the new rate at its Home Office. This rate should never be less than the NAIC indexed rate then in effect (see the following discussion in "Guaranteed SVA Account Value." There is no minimum current interest rate guarantee and no Market Value Adjustment (MVA).

Guaranteed SVA Account Value

AUL maintains a "Guaranteed SVA Account Value" for Participant Accounts and Contract Owner-level accounts that is equal to the greater of:

(a)  a Participant's or Contract Owner's SVA Account Value, or

(b)  an amount equal to the total of all Contributions, transfers, reallocations and interest credited to the SVA for the Participant or the Contract Owner that have not been previously withdrawn, at a rate of interest equal to the National Association of Insurance Commissioners (NAIC) Model Standard Nonforfeiture Rate [i.e., the average 5-year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding each calendar year in which monies are invested in the SVA (rounded to the nearest 0.05%), minus 1.25%. This interest rate will never be less than 1% nor greater than 3%.]

When amounts are withdrawn from the SVA to provide a partial benefit or any transfer, both the SVA Account Value and the amount described in (b) above will be reduced by the same percentage to reflect the transaction if, at that time, the amount described in (b) above is less than or equal to the SVA Account Value. However, both the SVA Account Value and the amount described in (b) above will be reduced by the same dollar amount to reflect the transaction if, at that time, the amount described in (b) above is greater than the SVA Account Value.

AUL may elect at any time to credit the Participant's or Contractholder's SVA Account Value as additional earnings an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value.

If a Participant has a distributable event and is less than 100% Vested under the Plan, and if he receives all or a portion of his Vested Account Value as a Plan benefit, his entire non-Vested Account Value as of such date of withdrawal (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall be transferred and credited as of such date to a Contractholder-level forfeiture account in the Contract. However, if none of the Participant's Vested Account Value is withdrawn to provide a benefit, an amount equal to his non-Vested Account Value (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall only be transferred and credited to the Contractholder-level forfeiture account as of the date that a permanent break in service has occurred under the Plan. If the Participant is rehired after terminating employment and if the Plan allows, he may repay the amount of his withdrawal into his Account and any amount that had been transferred and credited to the Contractholder-level forfeiture account will be transferred from that account and re-credited to the Participant's Account.

Transfers to and from the SVA

All or a portion of the Participant's SVA Account Value may be transferred from the SVA. Contract Owner-directed transfers to and from the SVA are subject to AUL's approval.

Benefits Paid from the SVA

If a Participant's entire Account is withdrawn to provide a Plan benefit, the Participant's Guaranteed SVA Account Value is used to provide the benefit from the SVA, subject to any applicable withdrawal charge as provided in the Contract.

If the Participant's Beneficiary elects not to take a distribution and an account for the Beneficiary is maintained under the Contract, the Guaranteed SVA

Account Value transferred to his account will continue to be maintained for the Beneficiary.

Annuities Paid from the SVA

On the date AUL receives a request to withdraw a Participant's Account to provide an Annuity, AUL transfers the amount requested to the SVA. These amounts remain in the SVA until the SVA Account Value (or the Guaranteed SVA Account Value if the entire Account is withdrawn) is applied to purchase the Annuity on the last day of the month preceding the Annuity Commencement Date.

Contract Termination

As soon as administratively feasible following the Business Day that AUL receives the Contract Owner's request to terminate its Contract, but no later than five (5) Business Days following the Business Day that AUL receives that request, no transfers to or from the SVA may be made, and Plan benefits are paid as described below.

The Contract termination effective date is the Business Day that AUL receives the Contract Owner's notice of intent to terminate. Rejection of a new interest rate declared for the SVA constitutes notice of Contract termination if received by AUL at least five (5) days prior to the effective date of the new rate.

At Contract termination, the Contract Owner may elect one of the following options:

(a) (1)  The Variable Account Value of each Participant, minus any applicable withdrawal charge, will be paid in a lump-sum.

(2)  The SVA amounts shall earn interest in a specific calendar year at the rate as in effect for the SVA as of termination effective date, but shall never be less than a minimum interest rate equal to the average five (5) year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding such specific calendar year (rounded to the nearest 0.05%), minus 1.25%. This minimum guaranteed interest rate shall not be less than 1% nor greater than 3%. Such accumulated amounts, subject to a withdrawal charge, will be paid out 365 days or, in some Contracts, up to 1,095 days following the Contract termination effective date. Only Plan benefit payments payable as an Annuity or for retirement, death, disability, termination of employment and required minimum distributions pursuant to Code Section 401(a)(9) that are not subject to a withdrawal charge according to the Contract's provisions will be allowed during this 365-day or up to 1,095 day period. An earlier payout within the 365-day or up to 1,095 day period may be arranged with the Contract Owner at AUL's option.

(b)  If the Contract Owner's plan is terminating, the Contract Owner may permit a Participant to transfer his Variable Account Value and his Guaranteed SVA Account Value to any group Annuity contract which has a withdrawal charge, or such amounts, subject to a withdrawal charge, to any group Annuity contract that does not have a withdrawal charge, that

AUL may make available. The transfer of the Variable Account Value will occur on the Contract termination effective date. SVA monies can be transferred subject to the same limitations described in (a) above.

AUL will not maintain individual Participant Accounts during the 365-day or up to 1,095 day period, will not continue Plan recordkeeping services, and will cease to provide quarterly statements of Account Value, but will be able to determine the proper payout amount for each Participant.

MORE ABOUT THE CONTRACTS

Designation and Change of Beneficiary

The Beneficiary designation will remain in effect until changed. Payment of benefits to any Beneficiary are subject to the specified Beneficiary surviving the Participant. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Participant prior to the Annuity Commencement Date, the Participant's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Commencement Date, upon the death of the Annuitant, the Annuitant's estate is the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Participant is living by filing with AUL a written Beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

Reference should be made to the terms of the particular Plan and any applicable law for any restrictions on the Beneficiary designation. For instance, under an Employee Benefit Plan or ERISA- compliant Employer Sponsored 403(b) Program, the Beneficiary (or contingent Annuitant) must be the Participant's spouse if the Participant is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

Assignability

In some Contracts, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.

Proof of Age and Survival

AUL may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements

If the age of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Participant's Account Value would have provided for the correct age.

Termination of Recordkeeping Services

AUL generally provides Plan recordkeeping services when all of a Plan's Funds are held under a Contract. AUL reserves the right to terminate an administrative services agreement for a Plan or a Contract if the Owner elects to allocate Plan assets to investments other than an AUL Contract, or if in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL. If AUL ceases to provide Plan recordkeeping for any reason, any administrative services agreement between the Owner and AUL regarding the Owner's Plan, and AUL's responsibilities under such administrative services agreement will automatically cease. Likewise, if an administrative services agreement is terminated by AUL for any reason, individual Participant Accounts will not continue to be maintained under the Contract.

FEDERAL TAX MATTERS

Introduction

The Contracts described in this Prospectus are designed for use as funding vehicles for retirement plans under the provisions of Sections 401, 403(b), 408, 408A, 409A and 457 of the Internal Revenue Code and certain other Employee Benefit Plans such as HRA, HSA and OPEB plans. The ultimate effect of federal income taxes on values under a Contract, the Participant's Account, on Annuity payments, and on the economic benefits to the Owner, the Participant, the Annuitant, and the Beneficiary or other payee may depend upon the type of Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the IRS, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the Plan or individual involved, any person contemplating the purchase of a Contract, or becoming a Participant under a Contract, or receiving Annuity payments under a Contract should consult a qualified tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR PARTICIPANT'S ACCOUNT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

Tax Status of the Company and the Variable Account

AUL is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Variable Account is not taxed as a separate entity and its operations form a part of AUL, AUL will be responsible for any federal income taxes that become payable with respect to the income of the Variable Account. However, each Investment Account will bear its allocable share of such liabilities. Under current law, no item of dividend income, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards are determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.

Tax Treatment of Retirement Programs

The Contracts described in this Prospectus are offered for use with several types of retirement programs as described in the Contracts. The tax rules applicable to Participants in such retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement programs. Participants under such programs, as well as Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or Employer Contributions until a distribution occurs, either as a lump-sum payment or Annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Commencement Date.

The amounts that may be contributed to the Plans are subject to limitations that may vary depending on the type of Plan. In addition, early distributions from some Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Participant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Participants and their Beneficiaries.

Below are brief descriptions of various types of retirement programs and the use of the Contracts in connection therewith.

401 Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If a Participant under a 401 Employee Benefit Plan receives a lump-sum distribution, the portion of the distribution equal to any contribution that was taxable to the Participant in the year when paid is received tax-free. The balance of the distribution will be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Participant who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when Annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Contributions that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full Annuity payment will be taxable. If the Annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Participant made no Contributions that were taxable to the Participant in the year made, there would be no portion excludable.

403(b) Plans

Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may make contributions under the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-deferred Annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.

408 and 408A Programs

1. Individual Retirement Annuities

Code Sections 219 and 408 permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, a Simple IRA Plan and a traditional Individual Retirement Annuity/Account ("IRA"). These IRA annuities are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the IRS. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If a Participant under a 408 Program makes a withdrawal from the Participant's Account, the Participant generally will realize income taxable at ordinary tax rates on the full amount received. Since, under a 408 Program, Contributions generally are deductible from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when Annuity payments commence.

2. Roth IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. A Roth IRA allows an individual to contribute non-deductible Contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.

409A and 457 Programs

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code (excluding churches) to defer a portion of their compensation without paying current taxes in either a 457(b) eligible Plan or a 457(f) ineligible Plan. If the Employer sponsoring a 457(b) Program requests and receives a withdrawal for an eligible employee in connection with the Program, then the amount received by the employee will be taxed as ordinary income. Since, under a 457(b) Program, Contributions are excludable from the taxable income of the employee, the full amount received will be taxable as ordinary income when Annuity payments commence or other distribution is made (governmental) or when paid or made available (non-governmental).

In a 457(f) Plan, Contributions to the Plan are includible in the employee's gross income when these amounts are no longer subject to substantial risk of forfeiture (i.e., no longer conditioned upon future performance of substantial services).

The nonqualified deferred compensation Plan of any Employer who is not eligible to establish a 457 Plan – and any 457(f) Plan – are subject to Section 409A of the Code. A Section 409A Plan may allow an employee to defer a portion of his compensation without paying current taxes. Such deferrals are taxable when they are no longer subject to a substantial risk of forfeiture.

HSA, HRA, and OPEB Employee Benefit Plans

A Health Savings Account (HSA) is a Plan sponsor-provided tax-exempt trust established pursuant to Internal Revenue Code Section 223 that is used exclusively to pay or reimburse incurred "qualified medical expenses" incurred by an employee for "medical care" as defined in Code Section 213(d). With an HSA, the employee can claim a tax deduction for Contributions he or she makes to the HSA, Employer Contributions to the HSA may be excluded from the employee's gross income, Contributions remain in the employee's account from year to year until used, interest or other earnings on the assets in the account are tax-free, distributions for qualified medical expenses are tax-free, and the HSA remains with the employee should he or she change employers or leave the work force.

A Health Reimbursement Arrangement (HRA) is a Plan sponsor-provided accident and health Plan that is used exclusively to reimburse expenses incurred by an employee for medical care as defined in Code Section 213(d). An HRA is funded solely by the Employer. Employees are reimbursed tax-free for qualified medical expenses up to a maximum dollar amount for a coverage period. Employer Contributions can be excluded from the employee's gross income, and any unused amounts in the HRA can be carried forward for reimbursement in later years.

A GASB ("Governmental Accounting Standards Board") 45 OPEB ("Other Post-Employment Benefit") Plan is a Plan sponsor-provided non-pension benefit Plan that is used to provide post-employment benefits for former employees through a Voluntary Employees Beneficiary Association (VEBA) or a Grantor Integral Trust. These benefits generally include certain health care benefits. Employer Contributions and trust earnings are tax-exempt, and reimbursements of medical costs are excludible from the employee's gross income.

Tax Penalty

Any distribution made to a Participant from a 401 Employee Benefit Plan, 403(b) Program, or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)  the Participant has attained age 59 1/2;

(b)  the Participant has died; or

(c)  the Participant is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent penalty tax on the amount distributed to a Participant after separation from service after attainment of age 55. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to a penalty tax. Certain amounts paid for medical care also may not be subject to a penalty tax.

Withholding

Distributions from an Employee Benefit Plan under Code Section 401(a) or a 403(b) Program to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump-sum settlement or periodic Annuity payments for a fixed period of fewer than ten (10) years, are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another eligible retirement program. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Contributions.

All other types of distributions from 401 Employee Benefit Plans and 403(b) Programs and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from Annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on Annuity payments and other distributions from the Contract will be made in accordance with regulations of the IRS.

OTHER INFORMATION

Mixed and Shared Funding

The Fund portfolios serve as the underlying investment medium for amounts invested in AUL's separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolios at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified Plans to invest in shares of the portfolios at the same time as one or more life insurance companies. Neither the portfolios nor AUL currently foresees any disadvantage, but if the portfolios determine that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified Plans and one or more life insurance companies, or for any other reason, a portfolio's Board of Directors will notify the life insurance companies and participating qualified Plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified Plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified Plans, in order to resolve any conflict. The life insurance companies and participating qualified Plans will bear the entire cost of resolving any material conflict of interest.

Voting of Shares of the Funds

AUL is the legal Owner of the shares of the portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on only matters requiring shareholder voting under the 1940 Act.

AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner or the Participant, depending on the type of Contract. Generally, a Participant will have a voting interest under a Contract to the extent of the Vested portion of his or her Account Value. AUL shall send to each Owner or Participant a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Funds' shares. In the case of a Contract acquired in connection with an Employee Benefit Plan or an Employer Sponsored 403(b) Program, AUL may furnish the Owner with sufficient Fund proxy materials and voting instruction forms for all Participants under a Contract with any voting interest.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares of a particular portfolio as to which voting instructions may be given to AUL is determined by dividing Accumulation Units of the corresponding Investment Account attributable to a Contract or a Participant's Account by the total Accumulation Units of all Contracts or Participants' Accounts on a particular date times shares owned by AUL of that portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts or Participant Accounts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts and Participant Accounts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts and Participant Accounts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

Substitution of Investments

AUL reserves the right, subject to compliance with applicable law, to make additions to, deletions from, substitutions for, or combinations of, the securities that are held by any Investment Account or that any Investment Account may purchase. AUL also reserves the right, subject to compliance with applicable law, to eliminate shares of any of the eligible Funds, portfolios or other entities and to substitute shares of, or interests in, another Fund, portfolio or another investment vehicle, for shares already purchased or to be purchased in the future under the Contract, if the shares of any or all eligible Funds, portfolios, or other entities are no longer available for investment or if further investment in any or all eligible Funds, portfolios, or other entities become inappropriate in view of the purposes of the Contract.

Where required under applicable law, AUL will not substitute any shares attributable to an Owner's interest in an Investment Account without notice, Owner or Participant approval, or prior approval of the Securities and Exchange Commission or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

Nothing contained herein will prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by a majority of contractholders or as permitted by federal law.

AUL additionally reserves the right to establish additional Investment Accounts, each of which would invest in a corresponding Fund, portfolio or other entity, or in other securities or investment vehicles. AUL may also eliminate or combine existing Investment Accounts if marketing, tax, or investment conditions warrant, subject to compliance with applicable law, and may provide other investment options at any time. Subject to any required regulatory approvals, AUL reserves the right to transfer assets from any Investment Account to another separate account of AUL or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate amendment, make such changes in this and other Contracts as may be necessary or appropriate to reflect such substitution or change. Any transfer request or investment option election received on or after the effective date of such substitution or change that reflects the previous investment option that has been substituted or changed will be transacted using the new substituted or changed investment option. If deemed by AUL to be in the best interests of persons or entities having voting rights under the Contracts, the Variable Account may be operated as a management investment company under the Act or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the Investment Accounts.

Redemption Fees

Some Funds may charge a redemption fee for short-term trading in their Fund. AUL will assess any applicable fee against the Account Value and forward the fee on to the Fund company. Please consult the Fund prospectus to determine whether redemption fees apply to the Fund and for details regarding the fee.

Changes to Comply with Law and Amendments

AUL reserves the right, without the consent of Owners or Participants, to make any change to the provisions of the Contracts to comply with, or to give Owners or Participants the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

AUL reserves the right to make certain changes in the Contracts. Depending on the Contract, AUL has the right at any time to change the Guaranteed Rate of interest defined in the Contract credited to amounts allocated to the FIA for any Participant Accounts established on or after the effective date of the change, although once a Participant's Account is established, the Guaranteed Rate may not be changed for the duration of the Account.

Depending on the Contract, after the fifth (5th) anniversary of a Contract, AUL has the right to change any Annuity tables included in the Contract, but any such change shall apply only to Participant Accounts established on or after the effective date of such a change. AUL also has the right to change the withdrawal charge and, within the limits described under "Guarantee of Certain Charges," the administrative charge.

Reservation of Rights

AUL reserves the right to refuse to accept new Contributions under a Contract and to refuse to accept new Participants under a Contract.

Periodic Reports

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract or to the Participant's Account, as the case may be. AUL will also send statements reflecting transactions in a Participant's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

Payments to Agents, Intermediaries and Other Financial Professionals

American United Life Insurance Company, Inc. or its related companies may pay agents, intermediaries and other financial professionals for the sale of the AUL American Unit Trust and related services. These payments may create a conflict of interest by influencing the agent, intermediary or other financial professional, and/or your salesperson to recommend the AUL American Unit Trust over another product or service. Ask your salesperson for more information.

Legal Proceedings

There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

Legal Matters

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by Richard M. Ellery, General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.

Financial Statements

Financial statements of AUL as of December 31, 2019, are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY	3
DISTRIBUTION OF CONTRACTS	3
CUSTODY OF ASSETS	3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS	3
403(b) Programs	3
408 and 408A Programs	4
457 Programs	5
Employee Benefit Plans	5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	5
FINANCIAL STATEMENTS	5

A Statement of Additional Information may be obtained by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus.

No dealer, salesman or any other person is authorized by the AUL American Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All Contracts referred to in this Prospectus are also included in that filing.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

AUL AMERICAN UNIT TRUST

Group Variable Annuity Contracts

Sold By

AMERICAN UNITED LIFE INSURANCE COMPANY®

One American Square
Indianapolis, Indiana 46206-0368

PROSPECTUS

Dated: May 1, 2020

(This page left intentionally blank.)

The prospectus must be preceded or accompanied by current prospectuses for the underlying investment options. Variable annuities issued by American United Life Insurance Company® (AUL) are distributed by OneAmerica® Securities, Inc., member FINRA, SIPC, a wholly-owned subsidiary of AUL

Retirement Services, a division of
American United Life Insurance Company®
One American Square, P.O. Box 368
Indianapolis, IN 46206-0368
www.oneamerica.com

© 2019 American United Life Insurance Company®. All rights reserved. OneAmerica® and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.

P-12784 5/1/2020

STATEMENT OF ADDITIONAL INFORMATION AUL AMERICAN UNIT TRUST

[ONEAMERICA(R) LOGO]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:

AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL)

A ONEAMERICA(R) COMPANY

P.O. BOX 6148, INDIANAPOLIS, INDIANA 46206-6148

TELEPHONE: (800) 249-6269

May 1, 2020

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2020

AUL AMERICAN UNIT TRUST

GROUP VARIABLE ANNUITY CONTRACTS

OFFERED BY

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

ONE AMERICAN SQUARE

INDIANAPOLIS, INDIANA 46206-0368

(800) 249-6269

ANNUITY SERVICE OFFICE MAIL ADDRESS:

P.O. BOX 6148, INDIANAPOLIS, INDIANA 46206-6148

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Unit Trust, dated May 1, 2020.

A Prospectus is available without charge by calling or writing to American United Life Insurance Company(R) at the telephone number or address shown above or by mailing the Business Reply Mail card included in this Statement of Additional Information.

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GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Unit Trust (the “Variable Account”), see the section entitled “Information about AUL, The Variable Account, and The Funds” in the Prospectus. The Variable Account is registered under both the Investment Company Act of 1940 and the Securities Act of 1933 and therefore may contain assets under Section 401 of the Internal Revenue Code of 1986 (“IRC”) or Section 403(b) of the IRC.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (“FINRA”).

OneAmerica Securities, Inc. serves as the principal underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds underlying the Investment Accounts that are offered hereunder.

LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS

403(b) PROGRAMS

Contributions to a 403(b) Program are excludable from a Participant’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Participant’s salary reduction contributions to a 403(b) Program to $19,000 for 2019. The limit may be reduced by salary reduction contributions to another type of retirement plan. A Participant with at least fifteen (15) years of service for a “qualified organization” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $6,000 is allowed.

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Section 415(c) also provides an overall limit on the amount of Employer and Participant’s salary reduction contributions to a Section 403(b) Program that will be excludable from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $56,000, or (b) 100 percent of the Participant’s annual compensation. This limit will be reduced if a Participant also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another eligible retirement program. A Participant who receives an “eligible rollover distribution” will be permitted either to roll over such amount to another eligible retirement program or an IRA within sixty (60) days of receipt or to make a direct rollover to another eligible retirement program or an IRA without recognition of income. An “eligible rollover distribution” means any distribution to a Participant of all or any taxable portion of the balance to his credit under an eligible retirement program, other than a required minimum distribution to a Participant who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life or life expectancy of the Participant or the lives or joint life expectancy of the Participant and the Participant’s beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS

Contributions to the individual retirement annuity of a Participant under a 408 or 408A Program are subject to the limits on contributions to individual retirement annuities under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions to an individual retirement annuity are limited to the lesser of $6,000 per year or the Participant’s annual compensation. In the case of a participant who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year increases by $1,000. If a married couple files a joint return, each spouse may, in a great majority of cases, make contributions to his or her IRA up to the $6,000 limit. The extent to which a Participant may deduct contributions to this type of 408 Program depends on his or her spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

Contributions to a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Employer contributions and Participant salary reduction contributions (if permitted) to a simplified employee pension plan to the lesser of (a) 25 percent of the Participant’s compensation, or (b) $55,000. Salary reduction contributions, if any, are subject to additional annual limits.

4

457 PROGRAMS

Deferrals by a Participant to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $18,500, or (b) 100 percent of the Participant’s includible compensation. If the Participant participates in more than one 457 Program, this limit applies to contributions to all such programs. The Section 457 (b) limit is increased during the last three (3) years ending before the Participant reaches his normal retirement age under the 457 Program.

EMPLOYEE BENEFIT PLANS

The applicable annual limits on contributions to an Employee Benefit Plan depend upon the type of plan. Total contributions on behalf of a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $55,000, or (b) 100 percent of a Participant’s annual compensation. Salary reduction contributions to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participants will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

The annual maximum contribution to a Health Savings Account (“HSA”) for 2019 is $3,500 for an individual and $7,000 for a family. All contributions to an HSA, regardless of source, count toward the annual maximum. These limits may be increased by $1,000 for HSA plan participants who are age 55 and over.

There are no IRS-imposed maximum contribution limits on Health Reimbursement Arrangements (“HRA”) or GASB 45 Other Post-Employment Benefit “OPEB” plan contributions. However, each employer’s plan will most likely set a limit. Contributions made by an employer to the employee’s account are not considered income.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory financial statements of AUL, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations and changes in surplus, and of cash flow for the years then ended, appearing herein have been audited by PricewaterhouseCoopers LLP Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Variable Account statements of net assets as of December 31, 2019 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by PricewaterhouseCoopers LLP Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

5

FINANCIAL STATEMENTS

FINANCIALS OF THE REGISTRANT

The financial statements of the AUL American Unit Trust as of December 31, 2019 are included in this Statement of Additional Information.

6

Report of Independent Registered Public Accounting Firm

To the Board of Directors of American United Life Insurance Company and the Contract Owners of AUL American Unit Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of AUL American Unit Trust indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of AUL American Unit Trust as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Core Opportunities Fund R Class - 06-148 (1)	Invesco Oppenheimer Senior Floating Rate Fund R6 Class - 06-GCC (1)
AB Discovery Growth Fund R Class - 06-144 (1)	Invesco Oppenheimer Senior Floating Rate Fund Y Class - 06-062 (1)
AB Discovery Growth Fund Z Class - 06-GKC (16)	Invesco Oppenheimer Total Return Bond Fund A Class - 06-926 (1)
AB Discovery Value Fund R Class - 06-149 (1)	Invesco Oppenheimer Total Return Bond Fund Y Class - 06-894 (1)
AB Discovery Value Fund Z Class - 06-GKF (1)	Invesco Oppenheimer Value Fund A Class - 06-317 (1)
AB Global Bond Fund Z Class - 06-3GC (16)	Invesco Oppenheimer Value Fund Y Class - 06-762 (1)
AB High Income Fund Advisor Class - 06-005 (1)	Invesco Small Cap Growth Fund A Class - 06-320 (1)
AB High Income Fund R Class - 06-006 (1)	Invesco Small Cap Growth Fund R Class - 06-595 (1)
AB International Value Fund R Class - 06-153 (1)	Invesco Small Cap Growth Fund R6 Class - 06-CXX (1)
AB Large Cap Growth Fund Advisor Class - 06-3YR (5)	Invesco Technology Fund A Class - 06-855 (1)
AB Large Cap Growth Fund Z Class - 06-3FY (16)	Invesco Technology Fund Investor Class - 06-805 (1)
AB Small Cap Growth Fund R Class - 06-146 (1)	Invesco Value Opportunities Fund A Class - 06-814 (1)
AB Small Cap Growth Portfolio Z Class - 06-GKG (16)	Invesco Value Opportunities Fund R Class - 06-813 (1)

PricewaterhouseCoopersLLP, 101 W. Washington Street, Suite 1300, Indianapolis, IN 46204

T:(317) 222 2202, F: (317) 940 7660, www.pwc.com/us

AB Sustainable International Thematic Fund R Class - 06-147 (1)	iShares MSCI Total Intl Idx K Class - 06-46N (7)
AB Value Fund R Class - 06-151 (1)	iShares Russell 2000 Small-Cap Index Fund K Class - 06-3GR (16)
Alger Balanced Portfolio I-2 Class - 06-505 (1)	iShares S&P 500 Index Fund K Class - 06-3G4 (16)
Alger Capital Appreciation Fund Z Class - 06-CPH (1)	Ivy Asset Strategy Fund R Class - 06-007 (1)
Alger Capital Appreciation Institutional Fund I Class - 06-194 (1)	Ivy Balanced Fund R Class - 06-009 (1)
Alger Capital Appreciation Institutional Fund R Class - 06-196 (1)	Ivy Balanced Fund Y Class - 06-010 (1)
Alger Capital Appreciation Institutional Fund Y Class - 06-3GX (16)	Ivy Energy Fund R Class - 06-CGP (1)
Alger Capital Appreciation Portfolio I-2 Class - 06-510 (1)	Ivy Energy Fund Y Class - 06-CGR (1)
Alger Large Cap Growth Portfolio I-2 Class - 06-500 (1)	Ivy High Income Fund N Class - 06-GMF (16)
Alger Small Cap Focus Fund Y Class - 06-3GY (16)	Ivy High Income Fund R Class - 06-011 (1)
Alger Small Cap Focus Fund Z Class - 06-3MP (16)	Ivy High Income Fund Y Class - 06-012 (1)
Alger Small Cap Growth Institutional Fund I Class - 06-197 (1)	Ivy Science and Technology Fund R Class - 06-CGT (1)
Alger Small Cap Growth Institutional Fund R Class - 06-198 (1)	Ivy Science and Technology Fund Y Class - 06-CGV (1)
AllianzGI Multi-Asset Income Fund Administrative Class - 06-649 (1)	Ivy Small Cap Core Fund N Class - 06-FNR (1)
AllianzGI NFJ Dividend Value Fund Administrative Class - 06-202 (1)	Ivy Small Cap Core Fund R Class - 06-FPP (1)
AllianzGI NFJ Dividend Value Fund R Class - 06-203 (1)	Ivy Small Cap Core Fund Y Class - 06-FPF (16)
AllianzGI NFJ Mid-Cap Value Fund Administrative Class - 06-765 (1)	Janus Henderson Balanced Fund N Class - 06-CYC (1)
AllianzGI NFJ Mid-Cap Value Fund R Class - 06-695 (1)	Janus Henderson Balanced Fund R Class - 06-612 (1)
AllianzGI NFJ Small-Cap Value Fund Administrative Class - 06-231 (1)	Janus Henderson Balanced Portfolio Service Class - 06-611 (1)
AllianzGI NFJ Small-Cap Value Fund R Class - 06-700 (1)	Janus Henderson Enterprise Fund A Class - 06-CMC (1)
AllianzGI NFJ Small-Cap Value Fund R6 Class - 06-CPJ (1)	Janus Henderson Enterprise Fund N Class - 06-CYF (1)
AllianzGI Retirement 2020 Fund Administrative Class - 06-638 (1)	Janus Henderson Enterprise Fund S Class - 06-CMF (1)

2

AllianzGI Retirement 2020 Fund R6 Class - 06-34G (10)	Janus Henderson Flexible Bond Fund N Class - 06-CYG (1)
AllianzGI Retirement 2025 Fund Administrative Class - 06-639 (1)	Janus Henderson Flexible Bond Portfolio Institutional Class - 06-601 (1)
AllianzGI Retirement 2025 Fund R6 Class - 06-34H (10)	Janus Henderson Forty Fund A Class - 06-603 (1)
AllianzGI Retirement 2030 Fund Administrative Class - 06-641 (1)	Janus Henderson Forty Fund R Class - 06-154 (1)
AllianzGI Retirement 2030 Fund R6 Class - 06-34J (10)	Janus Henderson Global Equity Income Fund N Class - 06-GMJ (1)
AllianzGI Retirement 2035 Fund Administrative Class - 06-642 (1)	Janus Henderson Global Equity Income Fund S Class - 06-GMK (1)
AllianzGI Retirement 2035 Fund R6 Class - 06-34K (10)	Janus Henderson Global Life Sciences Fund S Class - 06-CGW (1)
AllianzGI Retirement 2040 Fund Administrative Class - 06-643 (1)	Janus Henderson Global Life Sciences Fund T Class - 06-CGX (1)
AllianzGI Retirement 2040 Fund R6 Class - 06-34M (10)	Janus Henderson Global Research Portfolio Institutional Class - 06-600 (1)
AllianzGI Retirement 2045 Fund Administrative Class - 06-644 (1)	Janus Henderson Global Technology Fund N Class - 06-3CM (16)
AllianzGI Retirement 2045 Fund R6 Class - 06-34N (10)	Janus Henderson Growth and Income Fund R Class - 06-156 (1)
AllianzGI Retirement 2050 Fund A Class - 06-686 (1)	Janus Henderson Mid Cap Value Fund A Class - 06-604 (1)
AllianzGI Retirement 2050 Fund Administrative Class - 06-647 (1)	Janus Henderson Mid Cap Value Fund R Class - 06-261 (1)
AllianzGI Retirement 2050 Fund R6 Class - 06-34P (10)	Janus Henderson Mid Cap Value Portfolio Service Class - 06-259 (1)
AllianzGI Retirement 2055 Fund Administrative Class - 06-648 (1)	Janus Henderson Research Fund A Class - 06-888 (1)
AllianzGI Retirement 2055 Fund R6 Class - 06-34R (10)	Janus Henderson Small Cap Value Fund N Class - 06-FCH (1)
American Beacon International Equity Fund Investor Class - 06-33X (10)	Janus Henderson Small Cap Value Fund Service Class - 06-615 (1)
American Beacon International Equity Fund R6 Class - 06-33Y (10)	Janus Henderson Triton Fund A Class - 06-889 (1)
American Beacon Small Cap Value Fund R6 Class - 06-34C (10)	Janus Henderson Triton Fund N Class - 06-CYH (1)
American Century One Choice 2020 Portfolio A Class - 06-402 (1)	Janus Henderson Triton Fund Service Class - 06-921 (1)
American Century One Choice 2020 Portfolio Investor Class - 06-412 (1)	Janus Henderson U.S. Managed Volatility Fund Service Class - 06-954 (1)
American Century One Choice 2020 Portfolio R6 Class - 06-CPR (1)	Janus Henderson Venture Fund N Class - 06-3P3 (16)

3

American Century One Choice 2025 Portfolio A Class - 06-403 (1)	John Hancock Bond Fund R6 Class - 06-3HM (14)
American Century One Choice 2025 Portfolio Investor Class - 06-413 (1)	John Hancock Funds Multi-Index 2010 Lifetime Portfolio R6 Class - 06-3GN (14)
American Century One Choice 2025 Portfolio R6 Class - 06-CPT (1)	John Hancock Funds Multi-Index 2015 Lifetime Portfolio R6 Class - 06-3H3 (14)
American Century One Choice 2030 Portfolio A Class - 06-404 (1)	John Hancock Funds Multi-Index 2020 Lifetime Portfolio R6 Class - 06-3H4 (14)
American Century One Choice 2030 Portfolio Investor Class - 06-414 (1)	John Hancock Funds Multi-Index 2025 Lifetime Portfolio R6 Class - 06-3H6 (14)
American Century One Choice 2030 Portfolio R6 Class - 06-CPV (1)	John Hancock Funds Multi-Index 2030 Lifetime Portfolio R6 Class - 06-3H7 (14)
American Century One Choice 2035 Portfolio A Class - 06-406 (1)	John Hancock Funds Multi-Index 2035 Lifetime Portfolio R6 Class - 06-3H9 (14)
American Century One Choice 2035 Portfolio Investor Class - 06-416 (1)	John Hancock Funds Multi-Index 2040 Lifetime Portfolio R6 Class - 06-3J3 (14)
American Century One Choice 2035 Portfolio R6 Class - 06-CPW (1)	John Hancock Funds Multi-Index 2045 Lifetime Portfolio R6 Class - 06-3HF (14)
American Century One Choice 2040 Portfolio A Class - 06-407 (1)	John Hancock Funds Multi-Index 2050 Lifetime Portfolio R6 Class - 06-3HG (14)
American Century One Choice 2040 Portfolio Investor Class - 06-417 (1)	John Hancock Funds Multi-Index 2055 Lifetime Portfolio R6 Class - 06-3HH (14)
American Century One Choice 2040 Portfolio R6 Class - 06-CPX (1)	John Hancock Funds Multi-Index 2060 Lifetime Portfolio R6 Class - 06-3HJ (14)
American Century One Choice 2045 Portfolio A Class - 06-408 (1)	John Hancock Funds Multi-Index Income Preservation Portfolio R6 Class - 06-3HP (14)
American Century One Choice 2045 Portfolio Investor Class - 06-418 (1)	JPMorgan Equity Income Fund R4 Class - 06-FXX (1)
American Century One Choice 2045 Portfolio R6 Class - 06-CPY (1)	JPMorgan Equity Income Fund R6 Class - 06-FXY (1)
American Century One Choice 2050 Portfolio A Class - 06-409 (1)	JPMorgan Government Bond Fund R4 Class - 06-FYC (1)
American Century One Choice 2050 Portfolio Investor Class - 06-419 (1)	JPMorgan Government Bond Fund R6 Class - 06-FYF (1)
American Century One Choice 2050 Portfolio R6 Class - 06-CRC (1)	JPMorgan Large Cap Growth Fund R6 Class - 06-3GJ (16)
American Century One Choice 2055 Portfolio A Class - 06-437 (1)	JPMorgan Large Cap Value Fund R6 Class - 06-3GF (16)
American Century One Choice 2055 Portfolio Investor Class - 06-436 (1)	JPMorgan Mid Cap Growth Fund R4 Class - 06-FYG (1)
American Century One Choice 2055 Portfolio R6 Class - 06-CRF (1)	JPMorgan Mid Cap Growth Fund R6 Class - 06-FYH (1)
American Century One Choice 2060 Portfolio A Class - 06-CKR (1)	JPMorgan Mid Cap Value Fund R4 Class - 06-FYJ (1)

4

American Century One Choice 2060 Portfolio Investor Class - 06-CKT (1)	JPMorgan Mid Cap Value Fund R6 Class - 06-FYK (1)
American Century One Choice 2060 Portfolio R6 Class - 06-CRG (1)	JPMorgan Small Cap Growth Fund R6 Class - 06-3JM (16)
American Century One Choice In Retirement Portfolio A Class - 06-426 (1)	JPMorgan SmartRetirement Blend 2020 Fund R6 Class - 06-GGN (1)
American Century One Choice In Retirement Portfolio Investor Class - 06-427 (1)	JPMorgan SmartRetirement Blend 2025 Fund R6 Class - 06-GGP (1)
American Century One Choice In Retirement Portfolio R6 Class - 06-CRH (1)	JPMorgan SmartRetirement Blend 2030 Fund R6 Class - 06-GGR (1)
American Century Disciplined Growth Fund A Class - 06-697 (1)	JPMorgan SmartRetirement Blend 2035 Fund R6 Class - 06-GGT (1)
American Century Disciplined Growth Fund Investor Class - 06-694 (1)	JPMorgan SmartRetirement Blend 2040 Fund R6 Class - 06-GGV (1)
American Century Diversified Bond Fund A Class - 06-722 (1)	JPMorgan SmartRetirement Blend 2045 Fund R6 Class - 06-GGW (1)
American Century Diversified Bond Fund Investor Class - 06-721 (16)	JPMorgan SmartRetirement Blend 2050 Fund R6 Class - 06-GGX (1)
American Century Emerging Markets Fund A Class - 06-204 (1)	JPMorgan SmartRetirement Blend 2055 Fund R6 Class - 06-GGY (1)
American Century Emerging Markets Fund Investor Class - 06-206 (1)	JPMorgan SmartRetirement Blend 2060 Fund R6 Class - 06-GHC (1)
American Century Emerging Markets Fund R6 Class - 06-CPK (1)	JPMorgan SmartRetirement Blend Inc Fund R6 Class - 06-GHF (1)
American Century Equity Growth Fund A Class - 06-175 (1)	JPMorgan U.S. Small Company Fund R4 Class - 06-FYM (1)
American Century Equity Income Fund A Class - 06-285 (1)	JPMorgan U.S. Small Company Fund R6 Class - 06-FYN (1)
American Century Equity Income Fund Investor Class - 06-475 (1)	JPMorgan Value Advantage Fund R4 Class - 06-GJH (1)
American Century Equity Income Fund R6 Class - 06-CPM (1)	JPMorgan Value Advantage Fund R6 Class - 06-GJJ (16)
American Century Ginnie Mae A Class - 06-435 (1)	Loomis Sayles Bond Fund N Class - 06-3XN (4)
American Century Growth Fund A Class - 06-445 (1)	Loomis Sayles Small Cap Growth Fund N Class - 06-3JG (15)
American Century Growth Fund R6 Class - 06-CPN (1)	Lord Abbett Bond-Debenture Fund R3 Class - 06-072 (1)
American Century Heritage Fund A Class - 06-290 (1)	Lord Abbett Bond-Debenture Fund R5 Class - 06-CJT (1)
American Century Heritage Fund Investor Class - 06-046 (1)	Lord Abbett Calibrated Dividend Growth Fund R3 Class - 06-424 (1)
American Century Heritage Fund R6 Class - 06-CPP (1)	Lord Abbett Calibrated Dividend Growth Fund R5 Class - 06-CJV (1)

5

American Century Income & Growth Investor Class - 06-460 (1)	Lord Abbett Developing Growth Fund A Class - 06-732 (1)
American Century Inflation-Adjusted Bond Fund A Class - 06-185 (1)	Lord Abbett Developing Growth Fund P Class - 06-960 (1)
American Century Inflation-Adjusted Bond Fund R6 Class - 06-3KW (16)	Lord Abbett Developing Growth Fund R3 Class - 06-369 (1)
American Century International Bond A Class - 06-421 (1)	Lord Abbett Fundamental Equity Fund R3 Class - 06-731 (1)
American Century International Bond Investor Class - 06-422 (1)	Lord Abbett Growth Leaders Fund I Class - 06-948 (1)
American Century International Growth A Class - 06-325 (1)	Lord Abbett Growth Leaders Fund R3 Class - 06-951 (1)
American Century International Growth Investor Class - 06-420 (1)	Lord Abbett Growth Leaders Fund R5 Class - 06-CJY (1)
American Century International Opportunities Fund A Class - 06-3VH (2)	Lord Abbett Growth Opportunities Fund P Class - 06-965 (1)
American Century Large Company Value A Class - 06-355 (1)	Lord Abbett Growth Opportunities Fund R3 Class - 06-371 (1)
American Century Mid Cap Value Fund A Class - 06-395 (1)	Lord Abbett High Yield Fund A Class - 06-057 (1)
American Century Mid Cap Value Fund Investor Class - 06-396 (1)	Lord Abbett High Yield Fund R3 Class - 06-073 (1)
American Century Mid Cap Value Fund R6 Class - 06-CRJ (1)	Lord Abbett High Yield Fund R5 Class - 06-CKF (1)
American Century Real Estate Fund A Class - 06-380 (1)	Lord Abbett High Yield Fund R6 Class - 06-CYK (1)
American Century Real Estate Fund Investor Class - 06-269 (1)	Lord Abbett International Opportunities Fund R3 Class - 06-36C (10)
American Century Real Estate Fund R6 Class - 06-CRK (1)	Lord Abbett International Opportunities Fund R5 Class - 06-36F (10)
American Century Select A Class - 06-240 (1)	Lord Abbett International Opportunities Fund R6 Class - 06-36G (10)
American Century Select Investor Class - 06-440 (1)	Lord Abbett Mid Cap Stock Fund P Class - 06-970 (1)
American Century Small Cap Growth A Class - 06-200 (1)	Lord Abbett Mid Cap Stock Fund R3 Class - 06-961 (1)
American Century Small Cap Value Fund A Class - 06-390 (1)	Lord Abbett Small Cap Value Fund R3 Class - 06-962 (1)
American Century Small Cap Value Fund Investor Class - 06-470 (1)	Lord Abbett Total Return Fund I Class - 06-949 (1)
American Century Small Cap Value Fund R6 Class - 06-CRM (1)	Lord Abbett Total Return Fund R3 Class - 06-952 (1)
American Century Small Company A Class - 06-385 (1)	Lord Abbett Total Return Fund R5 Class - 06-CKJ (1)

6

American Century Strategic Allocation: Aggressive Fund A Class - 06-400 (1)	Lord Abbett Value Opportunities Fund A Class - 06-967 (1)
American Century Strategic Allocation: Aggressive Fund Investor Class - 06-480 (1)	Lord Abbett Value Opportunities Fund P Class - 06-025 (1)
American Century Strategic Allocation: Aggressive Fund R6 Class - 06-CRN (1)	Lord Abbett Value Opportunities Fund R3 Class - 06-968 (1)
American Century Strategic Allocation: Conservative Fund A Class - 06-405 (1)	Lord Abbett Value Opportunities Fund R5 Class - 06-CKK (1)
American Century Strategic Allocation: Conservative Fund Investor Cl - 06-485 (1)	Lord Abbett Value Opportunities Fund R6 Class - 06-FYP (1)
American Century Strategic Allocation: Conservative Fund R6 Class - 06-CRP (1)	MainStay Large Cap Growth Fund R6 Class - 06-3HY (14)
American Century Strategic Allocation: Moderate Fund A Class - 06-415 (1)	Manning & Napier Pro-Blend Conservative Term Series S Class - 06-222 (1)
American Century Strategic Allocation: Moderate Fund Investor Class - 06-490 (1)	Manning & Napier Pro-Blend Extended Term Series S Class - 06-223 (1)
American Century Strategic Allocation: Moderate Fund R6 Class - 06-CRR (1)	Manning & Napier Pro-Blend Maximum Term Series S Class - 06-224 (1)
American Century Ultra Fund A Class - 06-430 (1)	Manning & Napier Pro-Blend Moderate Term Series S Class - 06-226 (1)
American Century Ultra Fund Investor Class - 06-450 (1)	Met West Total Return Bd P Class - 06-47P (7)
American Century Ultra Fund R6 Class - 06-CRT (1)	MFS Aggressive Growth Allocation Fund R2 Class - 06-074 (1)
American Century Value A Class - 06-698 (1)	MFS Aggressive Growth Allocation Fund R3 Class - 06-058 (1)
American Century Value Investor Class - 06-696 (1)	MFS Conservative Allocation Fund R2 Class - 06-075 (1)
American Century VP Capital Appreciation Fund I Class - 06-410 (1)	MFS Conservative Allocation Fund R3 Class - 06-059 (1)
American Funds 2010 Target Date Retirement Fund R3 Class - 06-957 (1)	MFS Emerging Markets Debt Fund R2 Class - 06-013 (16)
American Funds 2010 Target Date Retirement Fund R4 Class - 06-958 (1)	MFS Emerging Markets Debt Fund R3 Class - 06-014 (1)
American Funds 2010 Target Date Retirement Fund R6 Class - 06-CRV (1)	MFS Emerging Markets Debt Fund R6 Class - 06-CYM (1)
American Funds 2015 Target Date Retirement Fund R3 Class - 06-959 (1)	MFS Growth Allocation Fund R2 Class - 06-076 (1)
American Funds 2015 Target Date Retirement Fund R4 Class - 06-969 (1)	MFS Growth Allocation Fund R3 Class - 06-060 (1)
American Funds 2015 Target Date Retirement Fund R6 Class - 06-CRW (1)	MFS Growth Fund R6 Class - 06-CYN (1)
American Funds 2020 Target Date Retirement Fund R3 Class - 06-971 (1)	MFS International Diversification Fund R6 Class - 06-3MF (16)

7

American Funds 2020 Target Date Retirement Fund R4 Class - 06-972 (1)	MFS International New Discovery Fund A Class - 06-360 (1)
American Funds 2020 Target Date Retirement Fund R6 Class - 06-CRX (1)	MFS International New Discovery Fund R2 Class - 06-379 (1)
American Funds 2025 Target Date Retirement Fund R3 Class - 06-973 (1)	MFS International New Discovery Fund R6 Class - 06-CYP (1)
American Funds 2025 Target Date Retirement Fund R4 Class - 06-974 (1)	MFS International Value Fund R2 Class - 06-822 (1)
American Funds 2025 Target Date Retirement Fund R6 Class - 06-CRY (1)	MFS International Value Fund R3 Class - 06-773 (1)
American Funds 2030 Target Date Retirement Fund R3 Class - 06-976 (1)	MFS International Value Fund R6 Class - 06-CYR (1)
American Funds 2030 Target Date Retirement Fund R4 Class - 06-977 (1)	MFS Massachusetts Investors Growth Stock Fund R2 Class - 06-387 (1)
American Funds 2030 Target Date Retirement Fund R6 Class - 06-CTC (1)	MFS Massachusetts Investors Growth Stock Fund R3 Class - 06-386 (1)
American Funds 2035 Target Date Retirement Fund R3 Class - 06-978 (1)	MFS Massachusetts Investors Growth Stock Fund R6 Class - 06-CYT (1)
American Funds 2035 Target Date Retirement Fund R4 Class - 06-979 (1)	MFS Mid Cap Growth Fund A Class - 06-365 (1)
American Funds 2035 Target Date Retirement Fund R6 Class - 06-CTF (1)	MFS Mid Cap Growth Fund R6 Class - 06-GNF (1)
American Funds 2040 Target Date Retirement Fund R3 Class - 06-981 (1)	MFS Mid Cap Value Fund R2 Class - 06-922 (1)
American Funds 2040 Target Date Retirement Fund R4 Class - 06-982 (1)	MFS Mid Cap Value Fund R3 Class - 06-891 (1)
American Funds 2040 Target Date Retirement Fund R6 Class - 06-CTG (1)	MFS Mid Cap Value Fund R6 Class - 06-CYV (1)
American Funds 2045 Target Date Retirement Fund R3 Class - 06-983 (1)	MFS Moderate Allocation Fund R2 Class - 06-077 (1)
American Funds 2045 Target Date Retirement Fund R4 Class - 06-984 (1)	MFS Moderate Allocation Fund R3 Class - 06-061 (1)
American Funds 2045 Target Date Retirement Fund R6 Class - 06-CTH (1)	MFS New Discovery Fund R2 Class - 06-298 (1)
American Funds 2050 Target Date Retirement Fund R3 Class - 06-996 (1)	MFS New Discovery Fund R3 Class - 06-299 (16)
American Funds 2050 Target Date Retirement Fund R4 Class - 06-997 (1)	MFS Technology Fund R2 Class - 06-CMG (1)
American Funds 2050 Target Date Retirement Fund R6 Class - 06-CTJ (1)	MFS Technology Fund R3 Class - 06-CMH (1)
American Funds 2055 Target Date Retirement Fund R3 Class - 06-998 (1)	MFS Technology Fund R6 Class - 06-CYW (1)
American Funds 2055 Target Date Retirement Fund R4 Class - 06-999 (1)	MFS Utilities Fund R2 Class - 06-389 (1)

8

American Funds 2055 Target Date Retirement Fund R6 Class - 06-CTK (1)	MFS Utilities Fund R3 Class - 06-388 (1)
American Funds 2060 Target Date Retirement Fund R3 Class - 06-CGC (1)	MFS Value Fund A Class - 06-375 (1)
American Funds 2060 Target Date Retirement Fund R4 Class - 06-CGF (1)	MFS Value Fund R6 Class - 06-CYX (1)
American Funds 2060 Target Date Retirement Fund R6 Class - 06-CTM (1)	Neuberger Berman Emerging Markets Equity Fund A Class - 06-015 (1)
American Funds AMCAP Fund R3 Class - 06-182 (1)	Neuberger Berman Emerging Markets Equity Fund R3 Class - 06-016 (1)
American Funds AMCAP Fund R4 Class - 06-207 (1)	Neuberger Berman Focus Fund Advisor Class - 06-880 (1)
American Funds AMCAP Fund R6 Class - 06-CTN (1)	Neuberger Berman Large Cap Value Fund Advisor Class - 06-900 (1)
American Funds American Balanced Fund R3 Class - 06-447 (1)	Neuberger Berman Small Cap Growth Fund A Class - 06-868 (1)
American Funds American Balanced Fund R4 Class - 06-446 (1)	Neuberger Berman Small Cap Growth Fund Advisor Class - 06-895 (1)
American Funds American Balanced Fund R6 Class - 06-CTP (1)	Neuberger Berman Small Cap Growth Fund R3 Class - 06-867 (1)
American Funds American High Income Trust R3 Class - 06-184 (1)	Neuberger Berman Sustainable Equity Fund A Class - 06-CNY (1)
American Funds American High Income Trust R4 Class - 06-208 (1)	Neuberger Berman Sustainable Equity Fund R3 Class - 06-CPC (1)
American Funds American High-Income Trust R6 Class - 06-3MC (16)	North Square Multi Strategy Fund A Class - 06-839 (1)
American Funds American Mutual Fund R4 Class - 06-3MK (16)	North Square Oak Ridge Small Cap Growth Fund A Class - 06-629 (1)
American Funds American Mutual Fund R6 Class - 06-3M3 (16)	North Square Oak Ridge Small Cap Growth Fund I Class - 06-627 (1)
American Funds Capital Income Builder R6 Class - 06-3M6 (16)	Northern Small Cap Value Fund R Class - 06-492 (1)
American Funds Capital World Bond Fund R6 Class - 06-GFN (1)	Nuveen International Growth Fund A Class - 06-CNM (1)
American Funds Capital World Growth and Income Fund R3 Class - 06-183 (1)	Nuveen International Growth Fund R3 Class - 06-CMJ (16)
American Funds Capital World Growth and Income Fund R4 Class - 06-211 (1)	Nuveen Mid Cap Growth Opportunities Fund A Class - 06-237 (1)
American Funds Capital World Growth and Income Fund R6 Class - 06-CTR (1)	Nuveen Mid Cap Growth Opportunities Fund R3 Class - 06-238 (1)
American Funds EuroPacific Growth Fund R3 Class - 06-181 (1)	Nuveen Mid Cap Value Fund A Class - 06-234 (1)
American Funds EuroPacific Growth Fund R4 Class - 06-212 (1)	Nuveen Mid Cap Value Fund R3 Class - 06-236 (1)

9

American Funds EuroPacific Growth Fund R5 Class - 06-296 (16)	Nuveen Real Estate Securities Fund A Class - 06-324 (1)
American Funds EuroPacific Growth Fund R6 Class - 06-CTT (1)	Nuveen Real Estate Securities Fund R3 Class - 06-326 (1)
American Funds Fundamental Investors R3 Class - 06-213 (1)	Nuveen Real Estate Securities Fund R6 Class - 06-FYR (1)
American Funds Fundamental Investors R4 Class - 06-214 (1)	Nuveen Small Cap Select Fund A Class - 06-239 (1)
American Funds Fundamental Investors R6 Class - 06-CTV (1)	Nuveen Small Cap Select Fund R3 Class - 06-241 (1)
American Funds Inflation Linked Bond Fund R6 Class - 06-3G9 (16)	Nuveen Small Cap Value Fund A Class - 06-242 (1)
American Funds Intermediate Bond Fund of America R3 Class - 06-186 (1)	Nuveen Small Cap Value Fund R3 Class - 06-243 (1)
American Funds Intermediate Bond Fund of America R4 Class - 06-209 (1)	Nuveen Small Cap Value Fund R6 Class - 06-FYT (1)
American Funds Intermediate Bond Fund of America R6 Class - 06-GKH (16)	Oakmark Equity and Income Fund Institutional Class - 06-3XM (4)
American Funds Investment Company of America R6 Class - 06-3GH (16)	Parnassus Core Equity Fund Investor Class - 06-497 (1)
American Funds New Perspective Fund R3 Class - 06-502 (1)	Parnassus Fund - 06-496 (1)
American Funds New Perspective Fund R4 Class - 06-503 (1)	Parnassus Mid Cap Fund - 06-498 (1)
American Funds New Perspective Fund R6 Class - 06-CTW (1)	Pax Balanced Fund Investor Class - 06-568 (1)
American Funds New World Fund R3 Class - 06-691 (1)	Pax Global Environmental Markets Fund Investor Class - 06-569 (1)
American Funds New World Fund R4 Class - 06-689 (1)	Payden Emerging Markets Bond Investor Class - 06-501 (1)
American Funds New World Fund R6 Class - 06-CTX (1)	PGIM Day One 2020 Fund R6 Class - 06-44K (6)
American Funds SMALLCAP World Fund R3 Class - 06-333 (1)	PGIM Day One 2025 Fund R6 Class - 06-44M (6)
American Funds SMALLCAP World Fund R4 Class - 06-332 (1)	PGIM Day One 2030 Fund R6 Class - 06-44N (6)
American Funds SMALLCAP World Fund R6 Class - 06-CTY (1)	PGIM Day One 2035 Fund R6 Class - 06-44P (6)
American Funds The Bond Fund of America R6 Class - 06-39V (16)	PGIM Day One 2040 Fund R6 Class - 06-44R (6)
American Funds The Growth Fund of America R3 Class - 06-179 (1)	PGIM Day One 2045 Fund R6 Class - 06-44T (6)
American Funds The Growth Fund of America R4 Class - 06-216 (1)	PGIM Day One 2050 Fund R6 Class - 06-44V (6)

10

American Funds The Growth Fund of America R6 Class - 06-CVC (1)	PGIM Day One 2055 Fund R6 Class - 06-44W (6)
American Funds The Income Fund of America R6 Class - 06-3M7 (16)	PGIM Day One 2060 Fund R6 Class - 06-44X (6)
American Funds The New Economy Fund R6 Class - 06-3KY (16)	PGIM Day One Income Fund R6 Class - 06-44G (6)
American Funds Washington Mutual Investors Fund R3 Class - 06-449 (1)	PGIM Global Real Estate Fund A Class - 06-531 (1)
American Funds Washington Mutual Investors Fund R4 Class - 06-448 (1)	PGIM Global Real Estate Fund R4 Class - 06-3FP (13)
American Funds Washington Mutual Investors Fund R6 Class - 06-CVF (1)	PGIM Global Real Estate Fund R6 Class - 06-FCX (1)
AMG Renaissance Large Cap Growth Fund N Class - 06-FXW (1)	PGIM Global Real Estate Fund Z Class - 06-526 (1)
AMG Managers Cadence Mid Cap Fund Investor Class - 06-846 (1)	PGIM High Yield Fund A Class - 06-533 (1)
AMG Managers Cadence Mid Cap Fund Service Class - 06-199 (1)	PGIM High Yield Fund Z Class - 06-532 (1)
AQR Emerging Multi-Style Fund N Class - 06-AAA (1)	PGIM High-Yield Fund R2 Class - 06-3FH (16)
AQR Large Cap Multi-Style Fund N Class - 06-CCC (1)	PGIM High-Yield Fund R4 Class - 06-3FJ (16)
Ariel Appreciation Fund Investor Class - 06-335 (1)	PGIM High-Yield Fund R6 Class - 06-FCY (1)
Ariel Fund Investor Class - 06-330 (1)	PGIM Jennison 20-20 Focus A Class - 06-536 (1)
Ariel International Fund Investor Class - 06-CKV (1)	PGIM Jennison Financial Services Fund A Class - 06-456 (1)
Ave Maria Growth Fund - 06-082 (1)	PGIM Jennison Financial Services Fund Z Class - 06-457 (1)
Ave Maria Rising Dividend Fund - 06-084 (1)	PGIM Jennison Focused Growth Fund Z Class - 06-063 (1)
Ave Maria Value Fund - 06-081 (1)	PGIM Jennison Health Sciences Fund A Class - 06-458 (1)
Ave Maria World Equity Fund - 06-085 (1)	PGIM Jennison Health Sciences Fund Z Class - 06-459 (1)
BlackRock Advisor Small Cap Growth Equity Portfolio Institutional Cl - 06-529 (1)	PGIM Jennison Mid Cap Growth Fund A Class - 06-461 (1)
BlackRock Equity Dividend Fund Institutional Class - 06-587 (1)	PGIM Jennison Mid Cap Growth Fund R6 Class - 06-FFF (1)
BlackRock Equity Dividend Fund K Class - 06-FRW (1)	PGIM Jennison Mid Cap Growth Fund Z Class - 06-462 (1)
BlackRock Global Allocation Fund Institutional Class - 06-528 (1)	PGIM Jennison Natural Resources Fund A Class - 06-453 (1)

11

BlackRock Global Allocation Fund K Class - 06-FRX (1)	PGIM Jennison Natural Resources Fund R6 Class - 06-FFG (1)
BlackRock Global Allocation Fund R Class - 06-527 (1)	PGIM Jennison Natural Resources Fund Z Class - 06-454 (1)
BlackRock Global Dividend Portfolio K Class - 06-CVH (1)	PGIM Jennison Small Company Fund A Class - 06-589 (1)
BlackRock GNMA Portfolio Service Class - 06-588 (1)	PGIM Jennison Small Company Fund R6 Class - 06-GJN (1)
BlackRock Health Sciences Opportunities Portfolio Institutional Class - 06-CGM (1)	PGIM Jennison Small Company Fund Z Class - 06-593 (1)
BlackRock Health Sciences Opportunities Portfolio K Class - 06-CVJ (1)	PGIM QMA Mid Cap Value Fund A Class - 06-080 (1)
BlackRock Health Sciences Opportunities Portfolio R Class - 06-CGN (1)	PGIM QMA Mid Cap Value Fund R6 Class - 06-GCF (1)
BlackRock High Yield Bond Portfolio K Class - 06-33K (9)	PGIM QMA Mid Cap Value Fund Z Class - 06-064 (1)
BlackRock High Yield Bond Portfolio R Class - 06-CHR (1)	PGIM Total Return Bond Fund A Class - 06-538 (1)
BlackRock High Yield Bond Portfolio Service Class - 06-CHP (1)	PGIM Total Return Bond Fund R2 Class - 06-3FK (13)
BlackRock Mid-Cap Growth Equity Portfolio Fund Institutional Class - 06-GHG (1)	PGIM Total Return Bond Fund R4 Class - 06-3FM (16)
BlackRock Mid-Cap Growth Equity Portfolio Fund K Class - 06-GHH (1)	PGIM Total Return Bond Fund R6 Class - 06-FFH (1)
BlackRock Mid-Cap Growth Equity Portfolio Fund R Class - 06-GHJ (1)	PGIM Total Return Bond Fund Z Class - 06-537 (1)
BlackRock Multi-Asset Income Fund A Class - 06-FRY (1)	PIMCO All Asset Fund Admin Class - 06-706 (1)
BlackRock Multi-Asset Income Fund K Class - 06-FTF (16)	PIMCO All Asset Fund Institutional Class - 06-3FC (13)
BlackRock Strategic Income Opportunities Portfolio A Class - 06-FTG (1)	PIMCO All Asset Fund R Class - 06-017 (1)
BlackRock Strategic Income Opportunities Portfolio K Class - 06-FTH (1)	PIMCO CommoditiesPLUS Strategy Fund Admin Class - 06-896 (1)
BlackRock Total Return Fund A Class - 06-093 (1)	PIMCO Commodity Real Return Strategy Fund Admin Class - 06-018 (1)
BlackRock Total Return Fund K Class - 06-CWC (1)	PIMCO Commodity Real Return Strategy Fund R Class - 06-019 (1)
BlackRock Total Return Fund R Class - 06-901 (1)	PIMCO High Yield Fund Admin Class - 06-760 (1)
BMO Aggressive Allocation Fund R6 Class - 06-FNH (1)	PIMCO High Yield Fund Institutional Class - 06-FCJ (1)
BMO Balanced Allocation Fund R6 Class - 06-FNJ (1)	PIMCO High Yield Fund R Class - 06-705 (1)

12

BMO Conservative Allocation Fund R6 Class - 06-FNK (1)	PIMCO Income Fund Admin Class - 06-768 (1)
BMO Growth Allocation Fund R6 Class - 06-FNM (1)	PIMCO Income Fund Institutional Class - 06-FCK (1)
BMO Large-Cap Growth Fund R6 Class - 06-33F (16)	PIMCO Income Fund R Class - 06-769 (1)
BMO Large-Cap Growth Fund Y Class - 06-33H (16)	PIMCO Real Return Fund Admin Class - 06-707 (1)
BMO Mid-Cap Growth Fund A Class - 06-FRG (1)	PIMCO Real Return Fund Institutional Class - 06-FCM (1)
BMO Mid-Cap Value Fund A Class - 06-FRF (1)	PIMCO Real Return Fund R Class - 06-708 (1)
BMO Moderate Allocation Fund R6 Class - 06-FNN (1)	PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged) Inst Class - 06-3WR (3)
BMO Small-Cap Growth Fund A Class - 06-FRH (1)	PIMCO Total Return Fund Admin Class - 06-291 (1)
BMO TCH Core Plus Bond Fund Y Class - 06-33J (16)	PIMCO Total Return Fund Institutional Class - 06-FCN (1)
BNY Mellon Natural Resources Fund I Class - 06-CCY (1)	PIMCO Total Return Fund R Class - 06-680 (1)
BrandywineGLOBAL - Global Opportunities Bond Fund FI Class - 06-709 (1)	Pioneer Bond Fund A Class - 06-834 (1)
BrandywineGLOBAL - Global Opportunities Bond Fund R Class - 06-714 (1)	Pioneer Bond Fund K Class - 06-FCP (1)
Calvert Equity Portfolio A Class - 06-345 (1)	Pioneer Bond Fund Y Class - 06-823 (1)
Calvert Income Fund A Class - 06-340 (1)	Pioneer Dynamic Credit Fund A Class - 06-022 (1)
Calvert Small Cap Fund A Class - 06-516 (1)	Pioneer Equity Income Fund A Class - 06-327 (1)
Calvert US Large Cap Core Responsible Index Fund R6 Class - 06-3FX (16)	Pioneer Equity Income Fund K Class - 06-FCR (1)
Calvert VP SRI Mid Cap Growth Portfolio - 06-520 (1)	Pioneer Equity Income Fund Y Class - 06-828 (1)
Catholic Investor Core Bond Fund Institutional Class - 06-FRN (16)	Pioneer Fund A Class - 06-833 (1)
Catholic Investor International Equity Fund Institutional Class - 06-FRP (1)	Pioneer Fund VCT Portfolio I Class - 06-590 (1)
Catholic Investor Large Cap Growth Fund Institutional Class - 06-FRR (16)	Pioneer Fundamental Growth Fund A Class - 06-628 (1)
Catholic Investor Large Cap Value Fund Institutional Class - 06-FRT (1)	Pioneer Fundamental Growth Fund K Class - 06-FCT (1)
Catholic Investor Small Cap Equity Fund Institutional Class - 06-FRV (1)	Pioneer Fundamental Growth Fund Y Class - 06-626 (1)
ClearBridge Aggressive Growth Fund FI Class - 06-711 (1)	Pioneer Global Equity Fund A Class - 06-GGH (1)

13

ClearBridge Aggressive Growth Fund R Class - 06-716 (1)	Pioneer Global Equity Fund Y Class - 06-GGJ (1)
ClearBridge Appreciation Fund FI Class - 06-712 (1)	Pioneer High Yield Fund A Class - 06-837 (1)
ClearBridge Appreciation Fund IS Class - 06-3G6 (16)	Pioneer High Yield Fund Y Class - 06-829 (1)
ClearBridge International Growth Fund IS Class - 06-3XJ (4)	Pioneer Mid Cap Value Fund A Class - 06-838 (1)
ClearBridge International Value Fund IS Class - 06-GJT (1)	Pioneer Mid Cap Value Fund Y Class - 06-831 (1)
ClearBridge Large Cap Growth Fund A Class - 06-GJV (1)	Pioneer Select Mid Cap Growth Fund A Class - 06-836 (1)
ClearBridge Large Cap Growth Fund IS Class - 06-GJW (16)	Pioneer Select Mid Cap Growth Fund K Class - 06-FCV (1)
ClearBridge Large Cap Growth Fund R Class - 06-GJX (16)	Pioneer Select Mid Cap Growth VCT Portfolio I Class - 06-591 (1)
Cohen & Steers Real Estate Securities Fund, Inc. Z Class - 06-3KT (16)	Pioneer Strategic Income Fund A Class - 06-594 (1)
Columbia Acorn International Fund A Class - 06-693 (1)	Pioneer Strategic Income Fund K Class - 06-FCW (1)
Columbia Acorn International Fund Advisor Class - 06-863 (1)	Pioneer Strategic Income Fund Y Class - 06-CGG (1)
Columbia Acorn International Fund Institutional Class - 06-692 (1)	Principal Bond Market Index Fund R3 Class - 06-FHX (16)
Columbia Contrarian Core Fund A Class - 06-902 (1)	Principal Income Fund R6 Class - 06-3JJ (15)
Columbia Contrarian Core Fund Advisor Class - 06-095 (1)	Principal International Equity Index Fund R3 Class - 06-CVG (1)
Columbia Dividend Income Fund A Class - 06-903 (1)	Principal LargeCap Growth Fund R6 Class - 06-3JH (15)
Columbia Dividend Income Fund Advisor Class - 06-096 (1)	Principal MidCap S&P 400 Index Fund R3 Class - 06-FPW (1)
Columbia Emerging Markets Bond Fund A Class - 06-438 (1)	Principal SmallCap S&P 600 Index Fund R3 Class - 06-FPX (1)
Columbia Emerging Markets Bond Fund Institutional 3 Class - 06-CWG (1)	Putnam Diversified Income Trust Y Class - 06-897 (16)
Columbia Mid Cap Index Fund A Class - 06-334 (1)	Putnam Dynamic Asset Allocation Balanced Fund R6 Class - 06-GNN (16)
Columbia Overseas Value Fund A Class - 06-FTM (16)	Putnam Dynamic Asset Allocation Balanced Fund Y Class - 06-GNP (16)
Columbia Overseas Value Fund Advisor Class - 06-FTN (1)	Putnam Dynamic Asset Allocation Conservative Fund A Class - 06-GNR (16)
Columbia Overseas Value Fund Institutional 3 Class - 06-FTP (1)	Putnam Dynamic Asset Allocation Conservative Fund Y Class - 06-GNV (16)

14

Columbia Quality Income Fund A Class - 06-914 (1)	Putnam Dynamic Asset Allocation Growth Fund A Class - 06-GNW (16)
Columbia Quality Income Fund Advisor Class - 06-947 (1)	Putnam Dynamic Asset Allocation Growth Fund R6 Class - 06-GNX (1)
Columbia Quality Income Fund Institutional 3 Class - 06-FTT (1)	Putnam Dynamic Asset Allocation Growth Fund Y Class - 06-GNY (16)
Columbia Select Global Growth Fund Advisor Class - 06-097 (1)	Putnam Equity Income Fund A Class - 06-FCG (1)
Columbia Select Large Cap Value Fund A Class - 06-912 (1)	Putnam Equity Income Fund Y Class - 06-FCF (16)
Columbia Select Large Cap Value Fund Advisor Class - 06-099 (1)	Putnam Equity Income Fund R6 Class - 06-36H (16)
Columbia Select Mid Cap Value Fund A Class - 06-911 (16)	Putnam Growth Opportunities Fund A Class - 06-938 (1)
Columbia Select Mid Cap Value Fund Advisor Class - 06-098 (1)	Putnam Growth Opportunities Fund R6 Class - 06-GCG (1)
Columbia Select Small Cap Value Fund A Class - 06-913 (1)	Putnam Sustainable Future Fund R6 Class - 06-3XC (4)
Columbia Seligman Communications and Information Fund A Class - 06-441 (1)	Russell Commodity Strategies Fund S Class - 06-491 (1)
Columbia Seligman Communications and Information Fund Advisor Class - 06-869 (1)	Russell Emerging Markets Fund S Class - 06-747 (1)
Columbia Seligman Communications and Information Fund Inst 3 Class - 06-FTR (1)	Russell Equity Income Fund S Class - 06-742 (1)
Columbia Seligman Communications and Information Fund Institutional Cl - 06-443 (1)	Russell Global Equity Fund S Class - 06-736 (1)
Columbia Small Cap Index Fund A Class - 06-336 (1)	Russell Global Real Estate Securities Fund R6 Class - 06-FFM (1)
CRM Mid Cap Value Investor Class - 06-551 (1)	Russell Global Real Estate Securities Fund S Class - 06-739 (1)
Crossmark Steward Global Equity Income Fund A Class - 06-029 (1)	Russell Investment Grade Bond Fund S Class - 06-738 (1)
Crossmark Steward Large Cap Enhanced Index Fund A Class - 06-030 (1)	Russell LifePoints Balanced Strategy Fund R1 Class - 06-659 (1)
Crossmark Steward Small-Mid Cap Enhanced Index Fund A Class - 06-031 (1)	Russell LifePoints Balanced Strategy Fund R5 Class - 06-665 (1)
Delaware Emerging Markets Fund R6 Class - 06-3YK (5)	Russell LifePoints Conservative Strategy Fund R1 Class - 06-661 (1)
Delaware Small Cap Core Fund R6 Class - 06-3GP (16)	Russell LifePoints Conservative Strategy Fund R5 Class - 06-655 (1)
Delaware Small Cap Value Fund R6 Class - 06-3CN (16)	Russell LifePoints Equity Growth Strategy Fund R1 Class - 06-662 (1)
DFA Commodity Strategy Portfolio Institutional Class - 06-GKJ (1)	Russell LifePoints Equity Growth Strategy Fund R5 Class - 06-675 (1)

15

DFA Emerging Markets Core Equity Portfolio Institutional Class - 06-3F9 (13)	Russell LifePoints Growth Strategy Fund R1 Class - 06-663 (1)
DFA Emerging Markets Portfolio Institutional Class - 06-CWJ (1)	Russell LifePoints Growth Strategy Fund R5 Class - 06-670 (1)
DFA Emerging Markets Sustainability Core 1 Portfolio Institutional Cl - 06-3CV (13)	Russell LifePoints Moderate Strategy Fund R1 Class - 06-664 (1)
DFA Emerging Markets Value R2 Class - 06-988 (1)	Russell LifePoints Moderate Strategy Fund R5 Class - 06-660 (1)
DFA Five-Year Global Fixed Income Portfolio Institutional Class - 06-3C4 (12)	Russell Short Duration Bond Fund S Class - 06-748 (1)
DFA Global Allocation 60-40 Portfolio Institutional Class - 06-CWM (1)	Russell Sustainable Equity Fund S Class - 06-744 (1)
DFA Global Allocation 60-40 Portfolio R2 Class - 06-991 (1)	Russell U.S. Small Cap Equity Fund R6 Class - 06-GCM (16)
DFA Global Equity Portfolio Institutional Class - 06-CWN (1)	Russell U.S. Small Cap Equity Fund S Class - 06-749 (1)
DFA Global Equity Portfolio R2 Class - 06-992 (1)	State Street Equity 500 Index Admin Class - 06-225 (1)
DFA Global Real Estate Securities Portfolio - 06-3CW (13)	State Street Equity 500 Index R Class - 06-167 (1)
DFA Inflation-Protected Securities Portfolio Institutional Class - 06-GKK (1)	T. Rowe Price Blue Chip Growth Fund I Class - 06-FFN (1)
DFA International Core Equity Portfolio Institutional Class - 06-CWP (1)	T. Rowe Price Blue Chip Growth Fund R Class - 06-720 (1)
DFA International Small Company Portfolio Institutional Class - 06-CWR (1)	T. Rowe Price Equity Income Fund I Class - 06-FFP (1)
DFA International Sustainability Core 1 Portfolio - 06-3C7 (12)	T. Rowe Price Equity Income Fund R Class - 06-775 (1)
DFA International Value R2 Class - 06-993 (1)	T. Rowe Price Equity Income Portfolio - 06-580 (1)
DFA Investment Grade Portfolio Institutional Class - 06-CWT (1)	T. Rowe Price European Stock Fund - 06-755 (1)
DFA Real Estate Securities Portfolio Institutional Class - 06-CWV (1)	T. Rowe Price Financial Services Fund I Class - 06-GPC (16)
DFA U.S. Large Cap Growth Portfolio Institutional Class - 06-CWW (1)	T. Rowe Price Growth Stock Fund Advisor Class - 06-308 (1)
DFA U.S. Large Cap Value Portfolio Institutional Class - 06-3C3 (12)	T. Rowe Price Growth Stock Fund I Class - 06-FFR (1)
DFA U.S. Large Company Portfolio - 06-CWX (1)	T. Rowe Price Growth Stock Fund R Class - 06-780 (1)
DFA U.S. Small Cap Growth Portfolio Institutional Class - 06-CWY (1)	T. Rowe Price International Stock Fund R Class - 06-715 (1)
DFA U.S. Small Cap Portfolio Institutional Class - 06-GFK (1)	T. Rowe Price International Value Equity Fund Advisor Class - 06-309 (1)

16

DFA U.S. Sustainability Core 1 Portfolio - 06-3C6 (12)	T. Rowe Price International Value Equity Fund I Class - 06-FFT (1)
DFA U.S. Targeted Value Portfolio Institutional Class - 06-CXC (1)	T. Rowe Price International Value Equity Fund R Class - 06-795 (1)
DFA U.S. Targeted Value Portfolio R2 Class - 06-994 (1)	T. Rowe Price Mid-Cap Growth Fund I Class - 06-FFV (1)
DFA World Ex U.S. Government Fixed Income Portfolio Institutional Cl - 06-CXF (1)	T. Rowe Price Mid-Cap Growth Fund R Class - 06-790 (1)
DWS CROCI U.S. Fund A Class - 06-FNF (1)	T. Rowe Price Mid-Cap Value Fund Advisor Class - 06-311 (1)
DWS Emerging Markets Equity Fund A Class - 06-3VN (2)	T. Rowe Price Mid-Cap Value Fund I Class - 06-FFW (16)
DWS Enhanced Commodity Strategy Fund A Class - 06-916 (1)	T. Rowe Price Mid-Cap Value Fund R Class - 06-785 (1)
DWS Enhanced Commodity Strategy Fund S Class - 06-608 (1)	T. Rowe Price Real Estate Fund I Class - 06-GFP (1)
DWS GNMA Fund A Class - 06-FPY (1)	T. Rowe Price Retirement 2005 Fund Advisor Class - 06-573 (1)
DWS GNMA Fund S Class - 06-FRC (1)	T. Rowe Price Retirement 2005 Fund I Class - 06-GCN (1)
DWS Mid Cap Value Fund A Class - 06-622 (1)	T. Rowe Price Retirement 2005 Fund R Class - 06-576 (1)
DWS Mid Cap Value Fund S Class - 06-632 (1)	T. Rowe Price Retirement 2010 Fund Advisor Class - 06-574 (1)
DWS RREEF Real Assets Fund A Class - 06-621 (1)	T. Rowe Price Retirement 2010 Fund I Class - 06-GCP (1)
DWS RREEF Real Assets Fund S Class - 06-631 (1)	T. Rowe Price Retirement 2010 Fund R Class - 06-579 (1)
DWS RREEF Real Estate Securities Fund A Class - 06-613 (1)	T. Rowe Price Retirement 2015 Fund Advisor Class - 06-774 (1)
DWS RREEF Real Estate Securities Fund R6 Class - 06-CWH (1)	T. Rowe Price Retirement 2015 Fund I Class - 06-FFY (1)
DWS RREEF Real Estate Securities Fund S Class - 06-617 (1)	T. Rowe Price Retirement 2015 Fund R Class - 06-776 (1)
DWS Small Cap Core Fund A Class - 06-GGK (1)	T. Rowe Price Retirement 2020 Fund Advisor Class - 06-777 (1)
DWS Small Cap Core Fund S Class - 06-GGM (1)	T. Rowe Price Retirement 2020 Fund I Class - 06-FGF (1)
Federated High Yield Trust Institutional Class - 06-788 (1)	T. Rowe Price Retirement 2020 Fund R Class - 06-778 (1)
Federated High Yield Trust R6 Class - 06-GKM (1)	T. Rowe Price Retirement 2025 Fund Advisor Class - 06-779 (1)
Federated High Yield Trust Service Class - 06-918 (1)	T. Rowe Price Retirement 2025 Fund I Class - 06-FGG (1)

17

Federated International Equity Fund A Class - 06-CHH (1)	T. Rowe Price Retirement 2025 Fund R Class - 06-781 (1)
Federated International Equity Fund IS Class - 06-CHJ (1)	T. Rowe Price Retirement 2030 Fund Advisor Class - 06-782 (1)
Federated International Leaders Fund A Class - 06-065 (1)	T. Rowe Price Retirement 2030 Fund I Class - 06-FGH (1)
Federated International Leaders Fund Institutional Class - 06-049 (1)	T. Rowe Price Retirement 2030 Fund R Class - 06-783 (1)
Federated Kaufmann Large Cap Fund A Class - 06-066 (1)	T. Rowe Price Retirement 2035 Fund Advisor Class - 06-784 (1)
Federated Kaufmann Large Cap Fund Institutional Class - 06-050 (1)	T. Rowe Price Retirement 2035 Fund I Class - 06-FGJ (1)
Federated Kaufmann Large Cap Fund R6 Class - 06-CXG (1)	T. Rowe Price Retirement 2035 Fund R Class - 06-786 (1)
Federated MDT All Cap Core Fund A Class - 06-067 (1)	T. Rowe Price Retirement 2040 Fund Advisor Class - 06-787 (1)
Federated MDT All Cap Core Fund Institutional Class - 06-051 (1)	T. Rowe Price Retirement 2040 Fund I Class - 06-FGK (1)
Federated MDT Small Cap Growth Fund A Class - 06-FTW (1)	T. Rowe Price Retirement 2040 Fund R Class - 06-789 (1)
Federated MDT Small Cap Growth Fund Institutional Class - 06-FTV (1)	T. Rowe Price Retirement 2045 Fund Advisor Class - 06-791 (1)
Federated MDT Small Cap Growth Fund R6 Class - 06-FTX (1)	T. Rowe Price Retirement 2045 Fund I Class - 06-FGM (1)
Federated MDT SmallCap Core A Class - 06-4FR (8)	T. Rowe Price Retirement 2045 Fund R Class - 06-792 (1)
Federated MDT SmallCap Core Institutional Class - 06-4FT (8)	T. Rowe Price Retirement 2050 Fund Advisor Class - 06-793 (1)
Fidelity 500 Index Fund - 06-3HR (14)	T. Rowe Price Retirement 2050 Fund I Class - 06-FGN (1)
Fidelity Advisor Balanced Fund I Class - 06-FTY (1)	T. Rowe Price Retirement 2050 Fund R Class - 06-794 (1)
Fidelity Advisor Balanced Fund M Class - 06-FVC (1)	T. Rowe Price Retirement 2055 Fund Advisor Class - 06-796 (1)
Fidelity Advisor Balanced Fund Z Class - 06-FVF (1)	T. Rowe Price Retirement 2055 Fund I Class - 06-FGP (1)
Fidelity Advisor Diversified International Fund M Class - 06-280 (1)	T. Rowe Price Retirement 2055 Fund R Class - 06-797 (1)
Fidelity Advisor Diversified International Fund Z Class - 06-FVG (1)	T. Rowe Price Retirement 2060 Fund Advisor Class - 06-CMP (1)
Fidelity Advisor Diversified Stock Fund Institutional Class - 06-028 (1)	T. Rowe Price Retirement 2060 Fund I Class - 06-FGR (1)
Fidelity Advisor Dividend Growth Fund M Class - 06-255 (1)	T. Rowe Price Retirement 2060 Fund R Class - 06-CMR (1)

18

Fidelity Advisor Energy Fund I Class - 06-34W (16)	T. Rowe Price Retirement Balanced I Fund Advisor Class - 06-798 (1)
Fidelity Advisor Energy Fund M Class - 06-34X (16)	T. Rowe Price Retirement Balanced I Fund I Class - 06-FFX (1)
Fidelity Advisor Equity Growth Fund M Class - 06-120 (1)	T. Rowe Price Retirement Balanced I Fund R Class - 06-799 (1)
Fidelity Advisor Equity Income Fund M Class - 06-260 (1)	Templeton Foreign Fund A Class - 06-312 (1)
Fidelity Advisor Freedom 2010 Fund I Class - 06-CCH (1)	Templeton Foreign Fund Advisor Class - 06-CNG (1)
Fidelity Advisor Freedom 2010 Fund M Class - 06-195 (1)	Templeton Foreign Fund R Class - 06-920 (1)
Fidelity Advisor Freedom 2015 Fund I Class - 06-CCJ (1)	Templeton Foreign Fund R6 Class - 06-GCR (1)
Fidelity Advisor Freedom 2015 Fund M Class - 06-101 (1)	Templeton Global Bond Fund A Class - 06-886 (1)
Fidelity Advisor Freedom 2020 Fund I Class - 06-CCK (1)	Templeton Global Bond Fund Advisor Class - 06-CNH (1)
Fidelity Advisor Freedom 2020 Fund M Class - 06-102 (1)	Templeton Global Bond Fund R Class - 06-887 (1)
Fidelity Advisor Freedom 2025 Fund I Class - 06-CCM (1)	Templeton Global Bond Fund R6 Class - 06-FGT (1)
Fidelity Advisor Freedom 2025 Fund M Class - 06-103 (1)	Templeton Growth Fund A Class - 06-313 (1)
Fidelity Advisor Freedom 2030 Fund I Class - 06-CCN (1)	Templeton Growth Fund R Class - 06-925 (1)
Fidelity Advisor Freedom 2030 Fund M Class - 06-106 (1)	Templeton International Bond Fund A Class - 06-CHN (16)
Fidelity Advisor Freedom 2035 Fund I Class - 06-CCP (1)	The Hartford International Opportunities Fund R6 Class - 06-3F7 (16)
Fidelity Advisor Freedom 2035 Fund M Class - 06-107 (1)	The Hartford MidCap Fund R3 Class - 06-39R (16)
Fidelity Advisor Freedom 2040 Fund I Class - 06-CCR (1)	The Hartford MidCap Fund R4 Class - 06-39P (12)
Fidelity Advisor Freedom 2040 Fund M Class - 06-108 (1)	The Hartford MidCap Fund R6 Class - 06-39T (12)
Fidelity Advisor Freedom 2045 Fund I Class - 06-CCT (1)	The Hartford World Bond Fund R4 Class - 06-3YH (5)
Fidelity Advisor Freedom 2045 Fund M Class - 06-284 (1)	The Hartford World Bond Fund R6 Class - 06-3P7 (16)
Fidelity Advisor Freedom 2050 Fund I Class - 06-CCV (1)	Thornburg Core Growth Fund R3 Class - 06-985 (1)
Fidelity Advisor Freedom 2050 Fund M Class - 06-286 (1)	Thornburg Core Growth Fund R5 Class - 06-314 (1)

19

Fidelity Advisor Freedom 2055 Fund I Class - 06-CCW (1)	Thornburg International Value Fund R3 Class - 06-990 (1)
Fidelity Advisor Freedom 2055 Fund M Class - 06-394 (1)	Thornburg International Value Fund R5 Class - 06-316 (1)
Fidelity Advisor Freedom 2060 Fund I Class - 06-CCX (1)	Thornburg Investment Income Builder Fund R3 Class - 06-987 (1)
Fidelity Advisor Freedom 2060 Fund M Class - 06-CHG (1)	Thornburg Investment Income Builder Fund R5 Class - 06-986 (1)
Fidelity Advisor Freedom Income Fund I Class - 06-CCG (1)	Thornburg Limited Term Income Fund R3 Class - 06-995 (1)
Fidelity Advisor Freedom Income Fund M Class - 06-111 (1)	Thornburg Limited Term Income Fund R5 Class - 06-953 (1)
Fidelity Advisor Growth & Income Fund M Class - 06-265 (1)	Thornburg Limited Term Income Fund R6 Class - 06-GCV (1)
Fidelity Advisor Growth Opportunities Fund M Class - 06-125 (1)	Thornburg Limited Term U.S. Government Fund R3 Class - 06-104 (1)
Fidelity Advisor International Capital Appreciation Fund M Class - 06-155 (16)	Thornburg Value Fund R3 Class - 06-109 (1)
Fidelity Advisor International Capital Appreciation Fund Z Class - 06-FVJ (1)	TIAA-CREF Bond Index Fund Institutional Class - 06-FGV (1)
Fidelity Advisor Leveraged Company Stock Fund A Class - 06-232 (1)	TIAA-CREF Bond Index Fund Retirement Class - 06-434 (1)
Fidelity Advisor Leveraged Company Stock Fund M Class - 06-233 (1)	TIAA-CREF Bond Plus Fund Institutional Class - 06-3F4 (16)
Fidelity Advisor New Insights Fund A Class - 06-295 (1)	TIAA-CREF Bond Plus Fund Retirement Class - 06-939 (1)
Fidelity Advisor New Insights Fund M Class - 06-166 (1)	TIAA-CREF Emerging Markets Equity Index Fund Retirement Class - 06-020 (1)
Fidelity Advisor New Insights Fund Z Class - 06-FVK (1)	TIAA-CREF Growth & Income Fund Retirement Class - 06-433 (1)
Fidelity Advisor Real Estate Fund A Class - 06-392 (1)	TIAA-CREF International Equity Index Fund Institutional Class - 06-FGX (1)
Fidelity Advisor Real Estate Fund I Class - 06-047 (1)	TIAA-CREF International Equity Index Fund Retirement Class - 06-428 (1)
Fidelity Advisor Real Estate Fund M Class - 06-391 (1)	TIAA-CREF Large-Cap Growth Fund Retirement Class - 06-942 (1)
Fidelity Advisor Small Cap Fund A Class - 06-393 (1)	TIAA-CREF Large-Cap Growth Index Fund Institutional Class - 06-FGY (1)
Fidelity Advisor Small Cap Fund M Class - 06-275 (1)	TIAA-CREF Large-Cap Growth Index Fund Retirement Class - 06-431 (1)
Fidelity Advisor Stock Selector All Cap Fund M Class - 06-841 (1)	TIAA-CREF Large-Cap Value Fund Retirement Class - 06-943 (1)
Fidelity Advisor Stock Selector Mid Cap Fund M Class - 06-270 (1)	TIAA-CREF Large-Cap Value Index Fund Institutional Class - 06-FHC (1)

20

Fidelity Advisor Strategic Dividend & Income Fund I Class - 06-026 (1)	TIAA-CREF Large-Cap Value Index Fund Retirement Class - 06-429 (1)
Fidelity Advisor Strategic Dividend & Income Fund M Class - 06-043 (1)	TIAA-CREF Lifecycle 2030 Fund Institutional Class - 06-36P (11)
Fidelity Advisor Strategic Income Fund A Class - 06-110 (1)	TIAA-CREF Lifecycle 2035 Fund Institutional Class - 06-36R (11)
Fidelity Advisor Total Bond Fund I Class - 06-027 (1)	TIAA-CREF Lifecycle 2040 Fund Institutional Class - 06-36T (11)
Fidelity Advisor Total Bond Fund M Class - 06-044 (1)	TIAA-CREF Lifecycle 2045 Fund Institutional Class - 06-36V (11)
Fidelity Advisor Total Bond Fund Z Class - 06-FVM (1)	TIAA-CREF Lifecycle 2050 Fund Institutional Class - 06-36W (11)
Fidelity Advisor Value Fund A Class - 06-322 (1)	TIAA-CREF Lifecycle Index 2010 Fund Institutional Class - 06-FHF (1)
Fidelity International Index Fund - 06-3HX (16)	TIAA-CREF Lifecycle Index 2010 Fund Retirement Class - 06-032 (1)
Fidelity Mid Cap Index Fund - 06-3HW (16)	TIAA-CREF Lifecycle Index 2015 Fund Institutional Class - 06-FHG (1)
Fidelity Small Cap Index Fund - 06-3HV (16)	TIAA-CREF Lifecycle Index 2015 Fund Retirement Class - 06-033 (1)
Fidelity Total International Index Fund - 06-3WH (3)	TIAA-CREF Lifecycle Index 2020 Fund Institutional Class - 06-FHH (1)
Fidelity Total Market Index Fund - 06-3MR (16)	TIAA-CREF Lifecycle Index 2020 Fund Retirement Class - 06-034 (1)
Fidelity U.S. Bond Index Fund - 06-3HT (16)	TIAA-CREF Lifecycle Index 2025 Fund Institutional Class - 06-FHJ (1)
Fidelity VIP Asset Manager Portfolio Initial Class - 06-230 (1)	TIAA-CREF Lifecycle Index 2025 Fund Retirement Class - 06-035 (1)
Fidelity VIP Contrafund Portfolio Initial Class - 06-245 (1)	TIAA-CREF Lifecycle Index 2030 Fund Institutional Class - 06-FHK (1)
Fidelity VIP Equity-Income Portfolio Initial Class - 06-205 (1)	TIAA-CREF Lifecycle Index 2030 Fund Retirement Class - 06-036 (1)
Fidelity VIP Growth Portfolio Initial Class - 06-210 (1)	TIAA-CREF Lifecycle Index 2035 Fund Institutional Class - 06-FHM (1)
Fidelity VIP High Income Portfolio Initial Class - 06-215 (1)	TIAA-CREF Lifecycle Index 2035 Fund Retirement Class - 06-037 (1)
Fidelity VIP Overseas Portfolio Initial Class - 06-220 (1)	TIAA-CREF Lifecycle Index 2040 Fund Institutional Class - 06-FHN (1)
Franklin Growth Fund A Class - 06-819 (1)	TIAA-CREF Lifecycle Index 2040 Fund Retirement Class - 06-038 (1)
Franklin Growth Fund Advisor Class - 06-CMX (1)	TIAA-CREF Lifecycle Index 2045 Fund Institutional Class - 06-FHP (1)
Franklin Growth Fund R Class - 06-818 (1)	TIAA-CREF Lifecycle Index 2045 Fund Retirement Class - 06-039 (1)

21

Franklin Growth Opportunities Fund Advisor Class - 06-CNW (1)	TIAA-CREF Lifecycle Index 2050 Fund Institutional Class - 06-FHR (1)
Franklin Growth Opportunities Fund R Class - 06-CMW (1)	TIAA-CREF Lifecycle Index 2050 Fund Retirement Class - 06-040 (1)
Franklin Growth Series R6 Class - 06-FXP (1)	TIAA-CREF Lifecycle Index 2055 Fund Institutional Class - 06-FHT (1)
Franklin Income Fund Advisor Class - 06-719 (1)	TIAA-CREF Lifecycle Index 2055 Fund Retirement Class - 06-041 (1)
Franklin Income Fund R Class - 06-724 (1)	TIAA-CREF Lifecycle Index 2060 Fund Institutional Class - 06-FHV (1)
Franklin Mutual Global Discovery Fund R Class - 06-726 (1)	TIAA-CREF Lifecycle Index 2060 Fund Retirement Class - 06-CMV (1)
Franklin Mutual Global Discovery Fund R6 Class - 06-FXR (16)	TIAA-CREF Lifecycle Index Retirement Income Fund Institutional Class - 06-FHW (1)
Franklin Mutual Global Discovery Fund Z Class - 06-723 (1)	TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class - 06-042 (1)
Franklin Small Cap Value Fund A Class - 06-247 (1)	TIAA-CREF Lifestyle Aggressive Growth Fund Institutional Class - 06-3CK (16)
Franklin Small Cap Value Fund Advisor Class - 06-CMY (1)	TIAA-CREF Lifestyle Conservative Fund Institutional Class - 06-3CG (16)
Franklin Small Cap Value Fund R Class - 06-248 (1)	TIAA-CREF Mid-Cap Growth Fund Retirement Class - 06-944 (1)
Franklin Small Cap Value Fund R6 Class - 06-GKT (1)	TIAA-CREF Real Estate Securities Fund Institutional Class - 06-3MH (16)
Franklin Small-Mid Cap Growth Fund Advisor Class - 06-CNC (1)	TIAA-CREF Social Choice Bond Fund Institutional Class - 06-GCW (1)
Franklin Small-Mid Cap Growth Fund R Class - 06-890 (1)	TIAA-CREF Social Choice Bond Fund R Class - 06-CNK (1)
Franklin Strategic Income Fund A Class - 06-821 (1)	TIAA-CREF Social Choice Equity Fund Institutional Class - 06-GCX (1)
Franklin Strategic Income Fund R Class - 06-915 (1)	TIAA-CREF Social Choice Equity Fund Retirement Class - 06-432 (1)
Franklin Strategic Income Fund R6 Class - 06-CXH (1)	TIAA-CREF Social Choice International Equity Fund Institutional Class - 06-GCY (1)
Franklin Utilities Fund Advisor Class - 06-FPC (1)	Timothy Plan Conservative Growth Fund A Class - 06-339 (1)
Franklin Utilities Fund R Class - 06-FPN (1)	Timothy Plan Strategic Growth Fund A Class - 06-341 (1)
Franklin Utilities Fund R6 Class - 06-FNP (1)	Touchstone Flexible Income Fund A Class - 06-703 (1)
Goldman Sachs Financial Square Government Fund Admin Class - 06-CGH (1)	Touchstone Focused Fund A Class - 06-619 (1)
Goldman Sachs Financial Square Government Fund R6 Class - 06-CXJ (1)	Touchstone Focused Fund Y Class - 06-624 (1)

22

Goldman Sachs Financial Square Government Fund Resource Class - 06-CGJ (1)	Touchstone Growth Opportunities Fund A Class - 06-699 (1)
Goldman Sachs Growth Opportunities Fund Investor Class - 06-727 (1)	Touchstone Mid Cap Growth Fund Institutional Class - 06-GPJ (1)
Goldman Sachs Growth Opportunities Fund Service Class - 06-729 (1)	Touchstone Sustainability and Impact Equity Fund A Class - 06-701 (1)
Goldman Sachs Growth Strategy Portfolio Institutional Class - 06-249 (1)	Touchstone Value Fund A Class - 06-702 (1)
Goldman Sachs Growth Strategy Portfolio Service Class - 06-251 (1)	Vanguard 500 Index Fund Admiral Class - 06-FHY (1)
Goldman Sachs International Equity Insights Fund Institutional Class - 06-367 (1)	Vanguard Balanced Index Fund Admiral Class - 06-FJC (1)
Goldman Sachs International Equity Insights Fund R6 Class - 06-CXM (1)	Vanguard Developed Markets Index Fund Admiral Class - 06-FJF (1)
Goldman Sachs International Equity Insights Fund Service Class - 06-368 (1)	Vanguard Emerging Markets Stock Index Fund Admiral Class - 06-FJG (1)
Goldman Sachs Large Cap Growth Insights Fund Investor Class - 06-CKX (1)	Vanguard Energy Fund Admiral Class - 06-FJH (1)
Goldman Sachs Large Cap Growth Insights Fund R6 Class - 06-CXN (1)	Vanguard Equity Income Fund Admiral Class - 06-FJJ (1)
Goldman Sachs Large Cap Growth Insights Fund Service Class - 06-CKY (1)	Vanguard Explorer Fund Admiral Class - 06-FJK (1)
Goldman Sachs Large Cap Value Insights Fund Investor Class - 06-052 (1)	Vanguard Extended Market Index Fund Admiral Class - 06-FJM (1)
Goldman Sachs Large Cap Value Insights Fund R6 Class - 06-CXP (1)	Vanguard FTSE All-World ex-US Index Fund Admiral Class - 06-3CC (16)
Goldman Sachs Large Cap Value Insights Fund Service Class - 06-068 (1)	Vanguard FTSE Social Index Fund Admiral Class - 06-3WM (3)
Goldman Sachs Mid Cap Value Fund Institutional Class - 06-252 (1)	Vanguard GNMA Fund Admiral Class - 06-GFM (1)
Goldman Sachs Mid Cap Value Fund R6 Class - 06-CXR (1)	Vanguard Growth Index Fund Admiral Class - 06-FJN (1)
Goldman Sachs Mid Cap Value Fund Service Class - 06-253 (1)	Vanguard Health Care Fund Admiral Class - 06-FJP (1)
Goldman Sachs Small Cap Value Fund Institutional Class - 06-254 (1)	Vanguard High-Yield Corporate Fund Admiral Class - 06-FJR (1)
Goldman Sachs Small Cap Value Fund R6 Class - 06-CXT (1)	Vanguard Inflation-Protected Securities Fund Admiral Class - 06-GFC (1)
Goldman Sachs Small Cap Value Fund Service Class - 06-256 (1)	Vanguard Intermediate-Term Bond Index Fund Admiral Class - 06-FJT (1)
Goldman Sachs Technology Opportunities Fund Institutional Class - 06-257 (1)	Vanguard Intermediate-Term Investment-Grade Fund Admiral Class - 06-FJV (1)
Goldman Sachs Technology Opportunities Fund Service Class - 06-258 (1)	Vanguard Intermediate-Term Treasury Fund Admiral Class - 06-FJW (1)

23

Goldman Sachs U.S. Equity Insights Fund Investor Class - 06-053 (1)	Vanguard Intermediate-Term Treasury Index Fund Admiral Class - 06-3C9 (12)
Goldman Sachs U.S. Equity Insights Fund R6 Class - 06-FXT (1)	Vanguard International Growth Fund Admiral Class - 06-3F6 (13)
Goldman Sachs U.S. Equity Insights Fund Service Class - 06-069 (1)	Vanguard LifeStrategy Conservative Growth Fund Investor Class - 06-FJX (1)
GuideStone Funds Emerging Markets Equity Fund Advisor Class - 06-3YV (5)	Vanguard LifeStrategy Growth Fund Investor Class - 06-FJY (1)
GuideStone Funds Equity Index Fund Advisor Class - 06-3YW (5)	Vanguard LifeStrategy Income Fund Investor Class - 06-FKC (1)
GuideStone Funds Extended-Duration Bond Fund Advisor Class - 06-3YX (5)	Vanguard LifeStrategy Moderate Growth Fund Investor Class - 06-FKF (1)
GuideStone Funds Global Real Estate Securities Fund Advisor Class - 06-43C (5)	Vanguard Long-Term Investment-Grade Fund Admiral Class - 06-GJY (16)
GuideStone Funds Medium-Duration Bond Fund Advisor Class - 06-43H (5)	Vanguard Materials Index Fund Admiral Class - 06-FKG (1)
Hartford Core Equity Fund R6 Class - 06-3YJ (5)	Vanguard Mid-Cap Growth Fund Investor Class - 06-FKH (1)
Hartford Schroders International Stock Fund SDR Class - 06-3NX (16)	Vanguard Mid-Cap Index Fund Admiral Class - 06-FKJ (1)
Hartford Schroders US Small Mid-Cap Opportunities Fund R4 Class - 06-3CT (13)	Vanguard Mid-Cap Value Index Fund Admiral Class - 06-3YN (5)
Invesco American Franchise Fund A Class - 06-023 (1)	Vanguard REIT Index Fund Admiral Class - 06-FKK (1)
Invesco American Value Fund Y Class - 06-054 (1)	Vanguard Selected Value Fund Investor Class - 06-FKM (1)
Invesco Comstock Fund A Class - 06-771 (1)	Vanguard Short Term Federal Fund Investor Class - 06-305 (1)
Invesco Comstock Fund R Class - 06-772 (1)	Vanguard Small-Cap Growth Index Fund Admiral Class - 06-FKP (1)
Invesco Diversified Dividend Fund A Class - 06-816 (1)	Vanguard Small-Cap Index Fund Admiral Class - 06-FKR (1)
Invesco Diversified Dividend Fund Investor Class - 06-817 (1)	Vanguard Small-Cap Value Index Fund Admiral Class - 06-FKN (1)
Invesco Diversified Dividend Fund R6 Class - 06-CXV (1)	Vanguard Target Retirement 2015 Fund Investor Class - 06-FKV (1)
Invesco Energy Fund A Class - 06-835 (1)	Vanguard Target Retirement 2020 Fund Investor Class - 06-FKW (1)
Invesco Energy Fund Investor Class - 06-810 (1)	Vanguard Target Retirement 2025 Fund Investor Class - 06-FKX (1)
Invesco Floating Rate Fund Y Class - 06-055 (1)	Vanguard Target Retirement 2030 Fund Investor Class - 06-FKY (1)
Invesco Global Health Care Fund A Class - 06-845 (1)	Vanguard Target Retirement 2035 Fund Investor Class - 06-FMC (1)

24

Invesco Global Health Care Fund Investor Class - 06-815 (1)	Vanguard Target Retirement 2040 Fund Investor Class - 06-FMF (1)
Invesco Global Low Volatility Equity Yield Fund A Class - 06-465 (1)	Vanguard Target Retirement 2045 Fund Investor Class - 06-FMG (1)
Invesco Global Low Volatility Equity Yield Fund R5 Class - 06-229 (1)	Vanguard Target Retirement 2050 Fund Investor Class - 06-FMH (1)
Invesco International Growth Fund R Class - 06-193 (1)	Vanguard Target Retirement 2055 Fund Investor Class - 06-FMJ (1)
Invesco International Growth Fund R5 Class - 06-192 (1)	Vanguard Target Retirement 2060 Fund Investor Class - 06-FMK (1)
Invesco International Growth Fund R6 Class - 06-CXW (1)	Vanguard Target Retirement 2065 Fund Investor Class - 06-34V (10)
Invesco Mid Cap Core Equity Fund A Class - 06-315 (1)	Vanguard Target Retirement Income Fund Investor Class - 06-FMM (1)
Invesco Mid Cap Core Equity Fund R Class - 06-495 (1)	Vanguard Total Bond Market Index Fund Admiral Class - 06-FMN (1)
Invesco Mid Cap Growth Fund A Class - 06-024 (1)	Vanguard Total International Bond Index Fund Admiral Class - 06-FMP (1)
Invesco Mid Cap Growth Fund R Class - 06-493 (1)	Vanguard Total International Stock Index Fund Admiral Class - 06-FMR (1)
Invesco Mid Cap Growth Fund R5 Class - 06-494 (1)	Vanguard Total Stock Market Index Fund Admiral Class - 06-FMT (1)
Invesco Oppenheimer Active Allocation Fund A Class - 06-924 (1)	Vanguard U.S Growth Fund Admiral Class - 06-FMV (1)
Invesco Oppenheimer Active Allocation Fund Y Class - 06-893 (1)	Vanguard Value Index Fund Admiral Class - 06-FMW (1)
Invesco Oppenheimer Developing Markets Fund A Class - 06-466 (1)	Vanguard VIF Small Company Growth Portfolio - 06-119 (1)
Invesco Oppenheimer Developing Markets Fund R6 Class - 06-DDD (1)	Vanguard Wellesley Income Fund Admiral Class - 06-GCT (1)
Invesco Oppenheimer Developing Markets Fund Y Class - 06-571 (1)	Vanguard Wellington Fund Admiral Class - 06-GFF (1)
Invesco Oppenheimer Global Fund A Class - 06-763 (1)	Victory RS Small Cap Growth Fund R6 Class - 06-33C (9)
Invesco Oppenheimer Global Fund R6 Class - 06-FYV (1)	Victory Sophus Emerging Markets Fund R6 Class - 06-3R9 (16)
Invesco Oppenheimer Global Fund Y Class - 06-752 (1)	Victory Sycamore Established Value Fund A Class - 06-581 (1)
Invesco Oppenheimer Global Opportunities Fund A Class - 06-556 (1)	Victory Sycamore Established Value Fund R Class - 06-583 (1)
Invesco Oppenheimer Global Opportunities Fund R6 Class - 06-FYW (1)	Victory Sycamore Established Value Fund R6 Class - 06-FMX (1)
Invesco Oppenheimer Global Opportunities Fund Y Class - 06-843 (1)	Victory Sycamore Small Company Opportunity Fund A Class - 06-582 (1)

25

Invesco Oppenheimer Global Strategic Income Fund A Class - 06-288 (1)	Victory Sycamore Small Company Opportunity Fund R Class - 06-584 (1)
Invesco Oppenheimer Global Strategic Income Fund Y Class - 06-751 (1)	Victory Sycamore Small Company Opportunity Fund R6 Class - 06-FMY (1)
Invesco Oppenheimer Gold & Special Minerals Fund A Class - 06-463 (1)	Victory Trivalent International Small-Cap Fund A Class - 06-GFG (1)
Invesco Oppenheimer Gold & Special Minerals Fund R6 Class - 06-34Y (10)	Victory Trivalent International Small-Cap Fund R6 Class - 06-GFH (1)
Invesco Oppenheimer Gold & Special Minerals Fund Y Class - 06-753 (1)	Virtus Ceredex Large Cap Value Equity Fund A Class - 06-804 (1)
Invesco Oppenheimer International Bond Fund A Class - 06-297 (1)	Virtus Ceredex Large Cap Value Equity Fund Institutional Class - 06-803 (1)
Invesco Oppenheimer International Bond Fund R6 Class - 06-FYX (1)	Virtus Ceredex Large Cap Value Equity Fund R6 Class - 06-FFJ (1)
Invesco Oppenheimer International Bond Fund Y Class - 06-754 (1)	Virtus Ceredex Mid-Cap Value Equity Fund A Class - 06-807 (1)
Invesco Oppenheimer International Growth Fund A Class - 06-319 (1)	Virtus Ceredex Mid-Cap Value Equity Fund Institutional Class - 06-806 (1)
Invesco Oppenheimer International Growth Fund R6 Class - 06-FNC (1)	Virtus Ceredex Mid-Cap Value Equity Fund R6 Class - 06-FFK (1)
Invesco Oppenheimer International Growth Fund Y Class - 06-756 (1)	Virtus Ceredex Small Cap Value Equity Fund A Class - 06-809 (1)
Invesco Oppenheimer International Small-Mid Company Fund A Class - 06-764 (1)	Virtus Ceredex Small Cap Value Equity Fund Institutional Class - 06-808 (1)
Invesco Oppenheimer International Small-Mid Company Fund R6 Class - 06-FCC (1)	Virtus Seix High Income Fund A Class - 06-801 (1)
Invesco Oppenheimer International Small-Mid Company Fund Y Class - 06-757 (1)	Virtus Seix Total Return Bond Fund A Class - 06-811 (1)
Invesco Oppenheimer Main Street All Cap Fund A Class - 06-766 (1)	Wells Fargo Special Mid Cap Value Fund R6 Class - 06-3J6 (16)
Invesco Oppenheimer Main Street Mid Cap Fund A Class - 06-262 (1)	Wells Fargo Special Small Cap Value Fund R6 Class - 06-3JF (16)
Invesco Oppenheimer Main Street Mid Cap Fund Y Class - 06-759 (1)	Western Asset Core Plus Bond Fund FI Class - 06-713 (1)
Invesco Oppenheimer Mid Cap Value Fund A Class - 06-767 (1)	Western Asset Core Plus Bond Fund IS Class - 06-GFJ (1)
Invesco Oppenheimer Mid Cap Value Fund Y Class - 06-761 (1)	Western Asset Core Plus Bond Fund R Class - 06-718 (1)
Invesco Oppenheimer Senior Floating Rate Fund A Class - 06-078 (1)	William Blair Small-Mid Cap Growth Fund I Class - 06-3TP (2)

(1) Statement of net assets as of December 31, 2019, statement of operations for the year ended December 31, 2019, statements of changes in net assets for the years ended December 31, 2019 and 2018

26

(2) Statement of net assets as of December 31, 2019, and statements of operations, statements of changes in net assets for the period February 21, 2019 (commencement of operations) through December 31, 2019

(3) Statement of net assets as of December 31, 2019, and statements of operations, statements of changes in net assets for the period April 25, 2019 (commencement of operations) through December 31, 2019

(4) Statement of net assets as of December 31, 2019, and statements of operations, statements of changes in net assets for the period May 24, 2019 (commencement of operations) through December 31, 2019

(5) Statement of net assets as of December 31, 2019, and statements of operations, statements of changes in net assets for the period June 27, 2019 (commencement of operations) through December 31, 2019

(6) Statement of net assets as of December 31, 2019, and statements of operations, statements of changes in net assets for the period July 26, 2019 (commencement of operations) through December 31, 2019

(7) Statement of net assets as of December 31, 2019, and statements of operations, statements of changes in net assets for the period August 30, 2019 (commencement of operations) through December 31, 2019

(8) Statement of net assets as of December 31, 2019, and statements of operations, statements of changes in net assets for the period November 6, 2019 (commencement of operations) through December 31, 2019

(9) Statement of net assets as of December 31, 2019, and statements of operations, statements of changes in net assets for the year ended December 31, 2019 and the period February 22, 2018 (commencement of operations) through December 31, 2018

(10) Statement of net assets as of December 31, 2019, and statements of operations, statements of changes in net assets for the year ended December 31, 2019 and the period March 15, 2018 (commencement of operations) through December 31, 2018

(11) Statement of net assets as of December 31, 2019, and statements of operations, statements of changes in net assets for the year ended December 31, 2019 and the period April 26, 2018 (commencement of operations) through December 31, 2018

(12) Statement of net assets as of December 31, 2019, and statements of operations, statements of changes in net assets for the year ended December 31, 2019 and the period May 17, 2018 (commencement of operations) through December 31, 2018

(13) Statement of net assets as of December 31, 2019, and statements of operations, statements of changes in net assets for the year ended December 31, 2019 and the period June 21, 2018 (commencement of operations) through December 31, 2018

(14) Statement of net assets as of December 31, 2019, and statements of operations, statements of changes in net assets for the year ended December 31, 2019 and the period August 23, 2018 (commencement of operations) through December 31, 2018

(15) Statement of net assets as of December 31, 2019, and statements of operations, statements of changes in net assets for the year ended December 31, 2019 and the period September 20, 2018 (commencement of operations) through December 31, 2018

(16) Statement of net assets as of December 31, 2019, and statements of operations, statements of changes in net assets for the year ended December 31, 2019.

27

Basis for Opinion

These financial statements are the responsibility of the American United Life Insurance Company’s management.  Our responsibility is to express an opinion on the financial statements of each of the subaccounts of AUL American Unit Trust based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of AUL American Unit Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Indianapolis, Indiana
April 24, 2020

We have served as the auditor of one or more of the subaccounts of AUL American Unit Trust since 1995.

28

AUL American Unit Trust
AB High Income Fund Advisor Class - 06-005
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,180,941	$1,178,502	141,885
Receivables: investments sold	-
Payables: investments purchased	(453)
Net assets	$1,180,488

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,180,488	911,009	$1.30
Band 100	-	-	1.32
Band 75	-	-	1.34
Band 50	-	-	1.36
Band 25	-	-	1.38
Band 0	-	-	1.41
Total	$1,180,488	911,009

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$144,689
Mortality & expense charges	(27,207)
Net investment income (loss)	117,482

Gain (loss) on investments:
Net realized gain (loss)	(154,264)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	304,497
Net gain (loss)	150,233

Increase (decrease) in net assets from operations	$267,715

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$117,482	$215,089
Net realized gain (loss)	(154,264)	(94,990)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	304,497	(362,280)

Increase (decrease) in net assets from operations	267,715	(242,181)

Contract owner transactions:
Proceeds from units sold	943,173	721,134
Cost of units redeemed	(2,668,530)	(5,196,625)
Account charges	(3,403)	(5,986)
Increase (decrease)	(1,728,760)	(4,481,477)
Net increase (decrease)	(1,461,045)	(4,723,658)
Net assets, beginning	2,641,533	7,365,191
Net assets, ending	$1,180,488	$2,641,533

Units sold	769,064	642,796
Units redeemed	(2,152,437)	(4,315,335)
Net increase (decrease)	(1,383,373)	(3,672,539)
Units outstanding, beginning	2,294,382	5,966,921
Units outstanding, ending	911,009	2,294,382

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$27,352,196
Cost of units redeemed/account charges	(27,648,884)
Net investment income (loss)	1,989,988
Net realized gain (loss)	(574,348)
Realized gain distributions	59,097
Net change in unrealized appreciation (depreciation)	2,439
Net assets	$1,180,488

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.30	911	$1,180	1.25%	12.6%	12/31/2019	$1.32	0	$0	1.00%	12.8%	12/31/2019	$1.34	0	$0	0.75%	13.1%
12/31/2018	1.15	2,294	2,642	1.25%	-6.7%	12/31/2018	1.17	0	0	1.00%	-6.5%	12/31/2018	1.18	0	0	0.75%	-6.3%
12/31/2017	1.23	5,967	7,365	1.25%	6.8%	12/31/2017	1.25	0	0	1.00%	7.1%	12/31/2017	1.26	0	0	0.75%	7.4%
12/31/2016	1.16	8,761	10,121	1.25%	14.1%	12/31/2016	1.17	0	0	1.00%	14.3%	12/31/2016	1.18	0	0	0.75%	14.6%
12/31/2015	1.01	7,210	7,302	1.25%	-4.9%	12/31/2015	1.02	0	0	1.00%	-4.7%	12/31/2015	1.03	0	0	0.75%	-4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	0	$0	0.50%	13.4%	12/31/2019	$1.38	0	$0	0.25%	13.7%	12/31/2019	$1.41	0	$0	0.00%	14.0%
12/31/2018	1.20	0	0	0.50%	-6.0%	12/31/2018	1.22	0	0	0.25%	-5.8%	12/31/2018	1.23	0	0	0.00%	-5.5%
12/31/2017	1.28	0	0	0.50%	7.6%	12/31/2017	1.29	0	0	0.25%	7.9%	12/31/2017	1.31	0	0	0.00%	8.2%
12/31/2016	1.19	0	0	0.50%	14.9%	12/31/2016	1.20	0	0	0.25%	15.2%	12/31/2016	1.21	0	0	0.00%	15.5%
12/31/2015	1.03	0	0	0.50%	-4.2%	12/31/2015	1.04	0	0	0.25%	-3.9%	12/31/2015	1.05	0	0	0.00%	-3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	7.6%
2018	5.3%
2017	5.8%
2016	7.2%
2015	7.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB Core Opportunities Fund R Class - 06-148
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$992,888	$913,042	51,169
Receivables: investments sold	313
Payables: investments purchased	-
Net assets	$993,201

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$520,738	182,869	$2.85
Band 100	-	-	2.95
Band 75	-	-	3.06
Band 50	-	-	3.18
Band 25	-	-	3.30
Band 0	472,463	138,212	3.42
Total	$993,201	321,081

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$905
Mortality & expense charges	(6,735)
Net investment income (loss)	(5,830)

Gain (loss) on investments:
Net realized gain (loss)	(6,944)
Realized gain distributions	49,837
Net change in unrealized appreciation (depreciation)	210,660
Net gain (loss)	253,553

Increase (decrease) in net assets from operations	$247,723

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,830)	$(9,315)
Net realized gain (loss)	(6,944)	11,554
Realized gain distributions	49,837	188,058
Net change in unrealized appreciation (depreciation)	210,660	(240,073)

Increase (decrease) in net assets from operations	247,723	(49,776)

Contract owner transactions:
Proceeds from units sold	59,392	248,361
Cost of units redeemed	(520,643)	(123,515)
Account charges	(258)	(219)
Increase (decrease)	(461,509)	124,627
Net increase (decrease)	(213,786)	74,851
Net assets, beginning	1,206,987	1,132,136
Net assets, ending	$993,201	$1,206,987

Units sold	87,752	100,590
Units redeemed	(259,874)	(49,928)
Net increase (decrease)	(172,122)	50,662
Units outstanding, beginning	493,203	442,541
Units outstanding, ending	321,081	493,203

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,104,154
Cost of units redeemed/account charges	(1,829,703)
Net investment income (loss)	(56,949)
Net realized gain (loss)	165,126
Realized gain distributions	530,727
Net change in unrealized appreciation (depreciation)	79,846
Net assets	$993,201

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.85	183	$521	1.25%	24.9%	12/31/2019	$2.95	0	$0	1.00%	25.2%	12/31/2019	$3.06	0	$0	0.75%	25.5%
12/31/2018	2.28	298	678	1.25%	-4.3%	12/31/2018	2.36	0	0	1.00%	-4.1%	12/31/2018	2.44	0	0	0.75%	-3.8%
12/31/2017	2.38	251	597	1.25%	20.7%	12/31/2017	2.46	1	1	1.00%	21.1%	12/31/2017	2.54	0	0	0.75%	21.4%
12/31/2016	1.97	265	522	1.25%	6.3%	12/31/2016	2.03	1	2	1.00%	6.6%	12/31/2016	2.09	0	0	0.75%	6.8%
12/31/2015	1.86	275	510	1.25%	3.8%	12/31/2015	1.91	8	14	1.00%	4.1%	12/31/2015	1.96	0	0	0.75%	4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.18	0	$0	0.50%	25.9%	12/31/2019	$3.30	0	$0	0.25%	26.2%	12/31/2019	$3.42	138	$472	0.00%	26.5%
12/31/2018	2.52	0	0	0.50%	-3.6%	12/31/2018	2.61	0	0	0.25%	-3.3%	12/31/2018	2.70	196	529	0.00%	-3.1%
12/31/2017	2.62	0	0	0.50%	21.7%	12/31/2017	2.70	0	0	0.25%	22.0%	12/31/2017	2.79	191	534	0.00%	22.3%
12/31/2016	2.15	0	0	0.50%	7.1%	12/31/2016	2.22	0	0	0.25%	7.4%	12/31/2016	2.28	194	441	0.00%	7.6%
12/31/2015	2.01	0	0	0.50%	4.6%	12/31/2015	2.06	0	0	0.25%	4.9%	12/31/2015	2.12	1	2	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.1%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB Sustainable International Thematic Fund R Class - 06-147
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$485,466	$433,701	28,073
Receivables: investments sold	-
Payables: investments purchased	(361)
Net assets	$485,105

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$47,363	30,473	$1.55
Band 100	16,012	9,932	1.61
Band 75	-	-	1.67
Band 50	421,730	243,162	1.73
Band 25	-	-	1.80
Band 0	-	-	1.87
Total	$485,105	283,567

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,809)
Net investment income (loss)	(2,809)

Gain (loss) on investments:
Net realized gain (loss)	(1,543)
Realized gain distributions	5,476
Net change in unrealized appreciation (depreciation)	106,124
Net gain (loss)	110,057

Increase (decrease) in net assets from operations	$107,248

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,809)	$(3,352)
Net realized gain (loss)	(1,543)	20,963
Realized gain distributions	5,476	59,239
Net change in unrealized appreciation (depreciation)	106,124	(181,734)

Increase (decrease) in net assets from operations	107,248	(104,884)

Contract owner transactions:
Proceeds from units sold	727	24,828
Cost of units redeemed	(83,058)	(123,917)
Account charges	(73)	(85)
Increase (decrease)	(82,404)	(99,174)
Net increase (decrease)	24,844	(204,058)
Net assets, beginning	460,261	664,319
Net assets, ending	$485,105	$460,261

Units sold	488	15,959
Units redeemed	(55,447)	(76,332)
Net increase (decrease)	(54,959)	(60,373)
Units outstanding, beginning	338,526	398,899
Units outstanding, ending	283,567	338,526

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$9,386,020
Cost of units redeemed/account charges	(7,037,473)
Net investment income (loss)	33,510
Net realized gain (loss)	(2,623,566)
Realized gain distributions	674,849
Net change in unrealized appreciation (depreciation)	51,765
Net assets	$485,105

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.55	30	$47	1.25%	24.8%	12/31/2019	$1.61	10	$16	1.00%	25.1%	12/31/2019	$1.67	0	$0	0.75%	25.5%
12/31/2018	1.25	42	52	1.25%	-18.6%	12/31/2018	1.29	11	14	1.00%	-18.4%	12/31/2018	1.33	0	0	0.75%	-18.2%
12/31/2017	1.53	36	55	1.25%	32.4%	12/31/2017	1.58	11	17	1.00%	32.8%	12/31/2017	1.63	0	0	0.75%	33.1%
12/31/2016	1.16	35	41	1.25%	-8.6%	12/31/2016	1.19	13	15	1.00%	-8.3%	12/31/2016	1.22	0	0	0.75%	-8.1%
12/31/2015	1.26	169	213	1.25%	-3.6%	12/31/2015	1.30	14	19	1.00%	-3.4%	12/31/2015	1.33	0	0	0.75%	-3.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.73	243	$422	0.50%	25.8%	12/31/2019	$1.80	0	$0	0.25%	26.1%	12/31/2019	$1.87	0	$0	0.00%	26.4%
12/31/2018	1.38	286	394	0.50%	-18.0%	12/31/2018	1.43	0	0	0.25%	-17.8%	12/31/2018	1.48	0	0	0.00%	-17.6%
12/31/2017	1.68	352	593	0.50%	33.4%	12/31/2017	1.74	0	0	0.25%	33.8%	12/31/2017	1.79	0	0	0.00%	34.1%
12/31/2016	1.26	356	449	0.50%	-7.9%	12/31/2016	1.30	0	0	0.25%	-7.6%	12/31/2016	1.34	0	0	0.00%	-7.4%
12/31/2015	1.37	375	513	0.50%	-2.9%	12/31/2015	1.40	0	0	0.25%	-2.6%	12/31/2015	1.44	0	0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.3%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB Small Cap Growth Fund R Class - 06-146
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,606,944	$1,550,127	31,367
Receivables: investments sold	-
Payables: investments purchased	(8,448)
Net assets	$1,598,496

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,234,347	301,092	$4.10
Band 100	358,795	84,377	4.25
Band 75	5,354	1,214	4.41
Band 50	-	-	4.57
Band 25	-	-	4.74
Band 0	-	-	4.92
Total	$1,598,496	386,683

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(16,316)
Net investment income (loss)	(16,316)

Gain (loss) on investments:
Net realized gain (loss)	18,829
Realized gain distributions	131,454
Net change in unrealized appreciation (depreciation)	272,087
Net gain (loss)	422,370

Increase (decrease) in net assets from operations	$406,054

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(16,316)	$(19,051)
Net realized gain (loss)	18,829	257,476
Realized gain distributions	131,454	211,086
Net change in unrealized appreciation (depreciation)	272,087	(409,794)

Increase (decrease) in net assets from operations	406,054	39,717

Contract owner transactions:
Proceeds from units sold	600,625	634,219
Cost of units redeemed	(662,471)	(1,333,342)
Account charges	(403)	(408)
Increase (decrease)	(62,249)	(699,531)
Net increase (decrease)	343,805	(659,814)
Net assets, beginning	1,254,691	1,914,505
Net assets, ending	$1,598,496	$1,254,691

Units sold	164,506	183,233
Units redeemed	(183,510)	(381,897)
Net increase (decrease)	(19,004)	(198,664)
Units outstanding, beginning	405,687	604,351
Units outstanding, ending	386,683	405,687

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$9,407,731
Cost of units redeemed/account charges	(10,431,898)
Net investment income (loss)	(254,094)
Net realized gain (loss)	1,233,928
Realized gain distributions	1,586,012
Net change in unrealized appreciation (depreciation)	56,817
Net assets	$1,598,496

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.10	301	$1,234	1.25%	33.6%	12/31/2019	$4.25	84	$359	1.00%	33.9%	12/31/2019	$4.41	1	$5	0.75%	34.2%
12/31/2018	3.07	315	967	1.25%	-2.6%	12/31/2018	3.18	91	288	1.00%	-2.3%	12/31/2018	3.29	0	0	0.75%	-2.1%
12/31/2017	3.15	493	1,554	1.25%	32.4%	12/31/2017	3.25	111	361	1.00%	32.8%	12/31/2017	3.35	0	0	0.75%	33.1%
12/31/2016	2.38	1,127	2,680	1.25%	4.8%	12/31/2016	2.45	151	369	1.00%	5.1%	12/31/2016	2.52	0	0	0.75%	5.3%
12/31/2015	2.27	1,215	2,758	1.25%	-2.8%	12/31/2015	2.33	199	463	1.00%	-2.5%	12/31/2015	2.39	0	0	0.75%	-2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.57	0	$0	0.50%	34.6%	12/31/2019	$4.74	0	$0	0.25%	34.9%	12/31/2019	$4.92	0	$0	0.00%	35.3%
12/31/2018	3.40	0	0	0.50%	-1.8%	12/31/2018	3.52	0	0	0.25%	-1.6%	12/31/2018	3.64	0	0	0.00%	-1.3%
12/31/2017	3.46	0	0	0.50%	33.4%	12/31/2017	3.57	0	0	0.25%	33.8%	12/31/2017	3.69	0	0	0.00%	34.1%
12/31/2016	2.59	0	0	0.50%	5.6%	12/31/2016	2.67	0	0	0.25%	5.9%	12/31/2016	2.75	2	6	0.00%	6.1%
12/31/2015	2.46	0	0	0.50%	-2.0%	12/31/2015	2.52	0	0	0.25%	-1.8%	12/31/2015	2.59	152	394	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB Discovery Growth Fund R Class - 06-144
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,112,990	$1,061,202	113,946
Receivables: investments sold	269
Payables: investments purchased	-
Net assets	$1,113,259

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$839,492	262,931	$3.19
Band 100	183,459	55,398	3.31
Band 75	-	-	3.43
Band 50	90,308	25,347	3.56
Band 25	-	-	3.70
Band 0	-	-	3.83
Total	$1,113,259	343,676

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(12,749)
Net investment income (loss)	(12,749)

Gain (loss) on investments:
Net realized gain (loss)	5,042
Realized gain distributions	75,092
Net change in unrealized appreciation (depreciation)	216,005
Net gain (loss)	296,139

Increase (decrease) in net assets from operations	$283,390

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12,749)	$(14,812)
Net realized gain (loss)	5,042	157,323
Realized gain distributions	75,092	182,543
Net change in unrealized appreciation (depreciation)	216,005	(379,374)

Increase (decrease) in net assets from operations	283,390	(54,320)

Contract owner transactions:
Proceeds from units sold	142,911	355,076
Cost of units redeemed	(311,466)	(824,251)
Account charges	(279)	(322)
Increase (decrease)	(168,834)	(469,497)
Net increase (decrease)	114,556	(523,817)
Net assets, beginning	998,703	1,522,520
Net assets, ending	$1,113,259	$998,703

Units sold	78,179	122,151
Units redeemed	(130,495)	(295,182)
Net increase (decrease)	(52,316)	(173,031)
Units outstanding, beginning	395,992	569,023
Units outstanding, ending	343,676	395,992

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$9,510,627
Cost of units redeemed/account charges	(9,628,322)
Net investment income (loss)	(205,072)
Net realized gain (loss)	281,993
Realized gain distributions	1,102,245
Net change in unrealized appreciation (depreciation)	51,788
Net assets	$1,113,259

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.19	263	$839	1.25%	28.3%	12/31/2019	$3.31	55	$183	1.00%	28.6%	12/31/2019	$3.43	0	$0	0.75%	28.9%
12/31/2018	2.49	307	763	1.25%	-6.1%	12/31/2018	2.57	59	153	1.00%	-5.9%	12/31/2018	2.66	0	0	0.75%	-5.7%
12/31/2017	2.65	468	1,241	1.25%	30.4%	12/31/2017	2.74	71	194	1.00%	30.7%	12/31/2017	2.82	0	0	0.75%	31.0%
12/31/2016	2.03	1,158	2,355	1.25%	3.1%	12/31/2016	2.09	83	174	1.00%	3.3%	12/31/2016	2.16	0	0	0.75%	3.6%
12/31/2015	1.97	1,647	3,249	1.25%	-2.5%	12/31/2015	2.03	206	418	1.00%	-2.2%	12/31/2015	2.08	0	0	0.75%	-2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.56	25	$90	0.50%	29.3%	12/31/2019	$3.70	0	$0	0.25%	29.6%	12/31/2019	$3.83	0	$0	0.00%	29.9%
12/31/2018	2.76	30	83	0.50%	-5.4%	12/31/2018	2.85	0	0	0.25%	-5.2%	12/31/2018	2.95	0	0	0.00%	-4.9%
12/31/2017	2.91	30	88	0.50%	31.3%	12/31/2017	3.01	0	0	0.25%	31.7%	12/31/2017	3.10	0	0	0.00%	32.0%
12/31/2016	2.22	41	91	0.50%	3.9%	12/31/2016	2.28	0	0	0.25%	4.1%	12/31/2016	2.35	0	0	0.00%	4.4%
12/31/2015	2.14	42	90	0.50%	-1.7%	12/31/2015	2.19	0	0	0.25%	-1.5%	12/31/2015	2.25	304	686	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB Value Fund R Class - 06-151
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$107,148	$97,962	7,016
Receivables: investments sold	-
Payables: investments purchased	(12)
Net assets	$107,136

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$101,762	68,862	$1.48
Band 100	5,374	3,506	1.53
Band 75	-	-	1.59
Band 50	-	-	1.65
Band 25	-	-	1.71
Band 0	-	-	1.77
Total	$107,136	72,368

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$982
Mortality & expense charges	(1,126)
Net investment income (loss)	(144)

Gain (loss) on investments:
Net realized gain (loss)	154
Realized gain distributions	784
Net change in unrealized appreciation (depreciation)	12,630
Net gain (loss)	13,568

Increase (decrease) in net assets from operations	$13,424

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(144)	$(576)
Net realized gain (loss)	154	2,198
Realized gain distributions	784	2,206
Net change in unrealized appreciation (depreciation)	12,630	(15,948)

Increase (decrease) in net assets from operations	13,424	(12,120)

Contract owner transactions:
Proceeds from units sold	37,275	7,582
Cost of units redeemed	(5,076)	(14,314)
Account charges	(65)	(90)
Increase (decrease)	32,134	(6,822)
Net increase (decrease)	45,558	(18,942)
Net assets, beginning	61,578	80,520
Net assets, ending	$107,136	$61,578

Units sold	27,170	5,210
Units redeemed	(3,776)	(9,539)
Net increase (decrease)	23,394	(4,329)
Units outstanding, beginning	48,974	53,303
Units outstanding, ending	72,368	48,974

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$623,701
Cost of units redeemed/account charges	(549,573)
Net investment income (loss)	(39)
Net realized gain (loss)	6,663
Realized gain distributions	17,198
Net change in unrealized appreciation (depreciation)	9,186
Net assets	$107,136

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.48	69	$102	1.25%	17.8%	12/31/2019	$1.53	4	$5	1.00%	18.1%	12/31/2019	$1.59	0	$0	0.75%	18.4%
12/31/2018	1.25	46	57	1.25%	-16.6%	12/31/2018	1.30	3	4	1.00%	-16.3%	12/31/2018	1.34	0	0	0.75%	-16.1%
12/31/2017	1.50	45	68	1.25%	11.5%	12/31/2017	1.55	8	12	1.00%	11.8%	12/31/2017	1.60	0	0	0.75%	12.1%
12/31/2016	1.35	43	58	1.25%	9.1%	12/31/2016	1.39	8	11	1.00%	9.4%	12/31/2016	1.43	0	0	0.75%	9.6%
12/31/2015	1.24	55	68	1.25%	-9.2%	12/31/2015	1.27	57	73	1.00%	-8.9%	12/31/2015	1.30	0	0	0.75%	-8.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.65	0	$0	0.50%	18.7%	12/31/2019	$1.71	0	$0	0.25%	19.0%	12/31/2019	$1.77	0	$0	0.00%	19.3%
12/31/2018	1.39	0	0	0.50%	-15.9%	12/31/2018	1.44	0	0	0.25%	-15.7%	12/31/2018	1.49	0	0	0.00%	-15.5%
12/31/2017	1.65	0	0	0.50%	12.4%	12/31/2017	1.71	0	0	0.25%	12.7%	12/31/2017	1.76	0	0	0.00%	12.9%
12/31/2016	1.47	0	0	0.50%	9.9%	12/31/2016	1.51	0	0	0.25%	10.2%	12/31/2016	1.56	0	0	0.00%	10.5%
12/31/2015	1.34	0	0	0.50%	-8.5%	12/31/2015	1.37	0	0	0.25%	-8.2%	12/31/2015	1.41	0	0	0.00%	-8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.2%
2018	0.5%
2017	0.6%
2016	0.6%
2015	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB Discovery Value Fund R Class - 06-149
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,133,682	$1,122,169	58,869
Receivables: investments sold	-
Payables: investments purchased	(1,043)
Net assets	$1,132,639

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$512,619	198,246	$2.59
Band 100	205,015	76,441	2.68
Band 75	-	-	2.78
Band 50	415,005	143,828	2.89
Band 25	-	-	2.99
Band 0	-	-	3.10
Total	$1,132,639	418,515

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,340
Mortality & expense charges	(12,937)
Net investment income (loss)	(8,597)

Gain (loss) on investments:
Net realized gain (loss)	(57,807)
Realized gain distributions	36,807
Net change in unrealized appreciation (depreciation)	290,688
Net gain (loss)	269,688

Increase (decrease) in net assets from operations	$261,091

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,597)	$(19,020)
Net realized gain (loss)	(57,807)	12,950
Realized gain distributions	36,807	168,201
Net change in unrealized appreciation (depreciation)	290,688	(461,242)

Increase (decrease) in net assets from operations	261,091	(299,111)

Contract owner transactions:
Proceeds from units sold	684,179	94,832
Cost of units redeemed	(1,331,100)	(185,751)
Account charges	(191)	(189)
Increase (decrease)	(647,112)	(91,108)
Net increase (decrease)	(386,021)	(390,219)
Net assets, beginning	1,518,660	1,908,879
Net assets, ending	$1,132,639	$1,518,660

Units sold	264,165	35,995
Units redeemed	(518,001)	(69,123)
Net increase (decrease)	(253,836)	(33,128)
Units outstanding, beginning	672,351	705,479
Units outstanding, ending	418,515	672,351

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,617,332
Cost of units redeemed/account charges	(4,461,845)
Net investment income (loss)	(127,735)
Net realized gain (loss)	247,512
Realized gain distributions	845,862
Net change in unrealized appreciation (depreciation)	11,513
Net assets	$1,132,639

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.59	198	$513	1.25%	17.8%	12/31/2019	$2.68	76	$205	1.00%	18.1%	12/31/2019	$2.78	0	$0	0.75%	18.4%
12/31/2018	2.20	438	961	1.25%	-16.6%	12/31/2018	2.27	79	180	1.00%	-16.4%	12/31/2018	2.35	0	0	0.75%	-16.2%
12/31/2017	2.63	444	1,168	1.25%	10.9%	12/31/2017	2.72	95	257	1.00%	11.1%	12/31/2017	2.80	0	0	0.75%	11.4%
12/31/2016	2.37	492	1,167	1.25%	22.4%	12/31/2016	2.44	59	144	1.00%	22.7%	12/31/2016	2.52	0	0	0.75%	23.0%
12/31/2015	1.94	223	433	1.25%	-7.4%	12/31/2015	1.99	60	120	1.00%	-7.1%	12/31/2015	2.05	0	0	0.75%	-6.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.89	144	$415	0.50%	18.7%	12/31/2019	$2.99	0	$0	0.25%	19.0%	12/31/2019	$3.10	0	$0	0.00%	19.3%
12/31/2018	2.43	156	378	0.50%	-16.0%	12/31/2018	2.52	0	0	0.25%	-15.8%	12/31/2018	2.60	0	0	0.00%	-15.6%
12/31/2017	2.89	167	483	0.50%	11.7%	12/31/2017	2.99	0	0	0.25%	12.0%	12/31/2017	3.08	0	0	0.00%	12.2%
12/31/2016	2.59	173	447	0.50%	23.3%	12/31/2016	2.67	0	0	0.25%	23.6%	12/31/2016	2.75	0	0	0.00%	23.9%
12/31/2015	2.10	179	377	0.50%	-6.7%	12/31/2015	2.16	0	0	0.25%	-6.4%	12/31/2015	2.22	0	0	0.00%	-6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.3%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB International Value Fund R Class - 06-153
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$123,329	$134,150	9,453
Receivables: investments sold	-
Payables: investments purchased	(249)
Net assets	$123,080

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$123,038	119,261	$1.03
Band 100	42	39	1.07
Band 75	-	-	1.11
Band 50	-	-	1.15
Band 25	-	-	1.19
Band 0	-	-	1.24
Total	$123,080	119,300

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,034
Mortality & expense charges	(1,637)
Net investment income (loss)	(603)

Gain (loss) on investments:
Net realized gain (loss)	(10,621)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	31,629
Net gain (loss)	21,008

Increase (decrease) in net assets from operations	$20,405

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(603)	$(2,757)
Net realized gain (loss)	(10,621)	6,605
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	31,629	(66,689)

Increase (decrease) in net assets from operations	20,405	(62,841)

Contract owner transactions:
Proceeds from units sold	16,637	159,804
Cost of units redeemed	(73,592)	(89,783)
Account charges	(81)	(170)
Increase (decrease)	(57,036)	69,851
Net increase (decrease)	(36,631)	7,010
Net assets, beginning	159,711	152,701
Net assets, ending	$123,080	$159,711

Units sold	17,321	133,844
Units redeemed	(75,819)	(84,530)
Net increase (decrease)	(58,498)	49,314
Units outstanding, beginning	177,798	128,484
Units outstanding, ending	119,300	177,798

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,304,565
Cost of units redeemed/account charges	(1,882,671)
Net investment income (loss)	32,561
Net realized gain (loss)	(381,855)
Realized gain distributions	61,301
Net change in unrealized appreciation (depreciation)	(10,821)
Net assets	$123,080

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	119	$123	1.25%	14.9%	12/31/2019	$1.07	0	$0	1.00%	15.2%	12/31/2019	$1.11	0	$0	0.75%	15.4%
12/31/2018	0.90	177	159	1.25%	-24.4%	12/31/2018	0.93	1	1	1.00%	-24.2%	12/31/2018	0.96	0	0	0.75%	-24.0%
12/31/2017	1.19	128	152	1.25%	22.9%	12/31/2017	1.23	1	1	1.00%	23.3%	12/31/2017	1.27	0	0	0.75%	23.6%
12/31/2016	0.97	271	262	1.25%	-2.4%	12/31/2016	0.99	4	4	1.00%	-2.2%	12/31/2016	1.02	0	0	0.75%	-1.9%
12/31/2015	0.99	318	315	1.25%	1.0%	12/31/2015	1.02	11	11	1.00%	1.3%	12/31/2015	1.04	0	0	0.75%	1.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	15.7%	12/31/2019	$1.19	0	$0	0.25%	16.0%	12/31/2019	$1.24	0	$0	0.00%	16.3%
12/31/2018	0.99	0	0	0.50%	-23.8%	12/31/2018	1.03	0	0	0.25%	-23.7%	12/31/2018	1.06	0	0	0.00%	-23.5%
12/31/2017	1.31	0	0	0.50%	23.9%	12/31/2017	1.35	0	0	0.25%	24.2%	12/31/2017	1.39	0	0	0.00%	24.5%
12/31/2016	1.05	0	0	0.50%	-1.7%	12/31/2016	1.09	0	0	0.25%	-1.4%	12/31/2016	1.12	0	0	0.00%	-1.2%
12/31/2015	1.07	0	0	0.50%	1.8%	12/31/2015	1.10	0	0	0.25%	2.0%	12/31/2015	1.13	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	0.0%
2017	1.1%
2016	0.0%
2015	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB High Income Fund R Class - 06-006
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,817	$40,571	4,798
Receivables: investments sold	54
Payables: investments purchased	-
Net assets	$39,871

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,871	32,081	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$39,871	32,081

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,063
Mortality & expense charges	(432)
Net investment income (loss)	1,631

Gain (loss) on investments:
Net realized gain (loss)	(230)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,366
Net gain (loss)	2,136

Increase (decrease) in net assets from operations	$3,767

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,631	$1,452
Net realized gain (loss)	(230)	(233)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	2,366	(3,479)

Increase (decrease) in net assets from operations	3,767	(2,260)

Contract owner transactions:
Proceeds from units sold	11,072	6,946
Cost of units redeemed	(4,403)	(6,934)
Account charges	(20)	(32)
Increase (decrease)	6,649	(20)
Net increase (decrease)	10,416	(2,280)
Net assets, beginning	29,455	31,735
Net assets, ending	$39,871	$29,455

Units sold	9,543	5,963
Units redeemed	(3,967)	(5,917)
Net increase (decrease)	5,576	46
Units outstanding, beginning	26,505	26,459
Units outstanding, ending	32,081	26,505

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$102,955
Cost of units redeemed/account charges	(66,244)
Net investment income (loss)	7,685
Net realized gain (loss)	(4,239)
Realized gain distributions	468
Net change in unrealized appreciation (depreciation)	(754)
Net assets	$39,871

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	32	$40	1.25%	11.8%	12/31/2019	$1.26	0	$0	1.00%	12.1%	12/31/2019	$1.28	0	$0	0.75%	12.4%
12/31/2018	1.11	27	29	1.25%	-7.3%	12/31/2018	1.13	0	0	1.00%	-7.1%	12/31/2018	1.14	0	0	0.75%	-6.9%
12/31/2017	1.20	26	32	1.25%	6.2%	12/31/2017	1.21	0	0	1.00%	6.4%	12/31/2017	1.23	0	0	0.75%	6.7%
12/31/2016	1.13	16	18	1.25%	13.4%	12/31/2016	1.14	0	0	1.00%	13.6%	12/31/2016	1.15	0	0	0.75%	13.9%
12/31/2015	1.00	6	6	1.25%	-5.4%	12/31/2015	1.00	0	0	1.00%	-5.2%	12/31/2015	1.01	0	0	0.75%	-5.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	0	$0	0.50%	12.7%	12/31/2019	$1.33	0	$0	0.25%	13.0%	12/31/2019	$1.35	0	$0	0.00%	13.2%
12/31/2018	1.16	0	0	0.50%	-6.6%	12/31/2018	1.17	0	0	0.25%	-6.4%	12/31/2018	1.19	0	0	0.00%	-6.2%
12/31/2017	1.24	0	0	0.50%	7.0%	12/31/2017	1.25	0	0	0.25%	7.2%	12/31/2017	1.27	0	0	0.00%	7.5%
12/31/2016	1.16	0	0	0.50%	14.2%	12/31/2016	1.17	0	0	0.25%	14.5%	12/31/2016	1.18	0	0	0.00%	14.8%
12/31/2015	1.02	0	0	0.50%	-4.7%	12/31/2015	1.02	0	0	0.25%	-4.5%	12/31/2015	1.03	0	0	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	6.0%
2018	6.0%
2017	5.3%
2016	5.9%
2015	4.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB Discovery Growth Fund Z Class - 06-GKC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,847	$14,324	1,392
Receivables: investments sold	1,081
Payables: investments purchased	-
Net assets	$15,928

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,928	12,707	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$15,928	12,707
Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(153)
Net investment income (loss)	(153)

Gain (loss) on investments:
Net realized gain (loss)	6
Realized gain distributions	863
Net change in unrealized appreciation (depreciation)	523
Net gain (loss)	1,392

Increase (decrease) in net assets from operations	$1,239

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(153)	$-
Net realized gain (loss)	6	-
Realized gain distributions	863	-
Net change in unrealized appreciation (depreciation)	523	-

Increase (decrease) in net assets from operations	1,239	-

Contract owner transactions:
Proceeds from units sold	14,961	-
Cost of units redeemed	(272)	-
Account charges	-	-
Increase (decrease)	14,689	-
Net increase (decrease)	15,928	-
Net assets, beginning	-	-
Net assets, ending	$15,928	$-

Units sold	12,925	-
Units redeemed	(218)	-
Net increase (decrease)	12,707	-
Units outstanding, beginning	-	-
Units outstanding, ending	12,707	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$14,961
Cost of units redeemed/account charges	(272)
Net investment income (loss)	(153)
Net realized gain (loss)	6
Realized gain distributions	863
Net change in unrealized appreciation (depreciation)	523
Net assets	$15,928

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	13	$16	1.25%	29.2%	12/31/2019	$1.26	0	$0	1.00%	29.5%	12/31/2019	$1.27	0	$0	0.75%	29.8%
12/31/2018	0.97	0	0	1.25%	-5.5%	12/31/2018	0.97	0	0	1.00%	-5.2%	12/31/2018	0.98	0	0	0.75%	-5.0%
12/31/2017	1.03	0	0	1.25%	2.6%	12/31/2017	1.03	0	0	1.00%	2.6%	12/31/2017	1.03	0	0	0.75%	2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	0	$0	0.50%	30.2%	12/31/2019	$1.28	0	$0	0.25%	30.5%	12/31/2019	$1.29	0	$0	0.00%	30.8%
12/31/2018	0.98	0	0	0.50%	-4.7%	12/31/2018	0.98	0	0	0.25%	-4.5%	12/31/2018	0.98	0	0	0.00%	-4.3%
12/31/2017	1.03	0	0	0.50%	2.7%	12/31/2017	1.03	0	0	0.25%	2.7%	12/31/2017	1.03	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB Small Cap Growth Portfolio Z Class - 06-GKG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$462,704	$459,692	7,747
Receivables: investments sold	137
Payables: investments purchased	-
Net assets	$462,841

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$462,841	342,609	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$462,841	342,609

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,683)
Net investment income (loss)	(1,683)

Gain (loss) on investments:
Net realized gain (loss)	23
Realized gain distributions	34,585
Net change in unrealized appreciation (depreciation)	3,012
Net gain (loss)	37,620

Increase (decrease) in net assets from operations	$35,937

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,683)	$-
Net realized gain (loss)	23	-
Realized gain distributions	34,585	-
Net change in unrealized appreciation (depreciation)	3,012	-

Increase (decrease) in net assets from operations	35,937	-

Contract owner transactions:
Proceeds from units sold	434,467	-
Cost of units redeemed	(7,003)	-
Account charges	(560)	-
Increase (decrease)	426,904	-
Net increase (decrease)	462,841	-
Net assets, beginning	-	-
Net assets, ending	$462,841	$-

Units sold	348,215	-
Units redeemed	(5,606)	-
Net increase (decrease)	342,609	-
Units outstanding, beginning	-	-
Units outstanding, ending	342,609	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$434,467
Cost of units redeemed/account charges	(7,563)
Net investment income (loss)	(1,683)
Net realized gain (loss)	23
Realized gain distributions	34,585
Net change in unrealized appreciation (depreciation)	3,012
Net assets	$462,841

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	343	$463	1.25%	34.6%	12/31/2019	$1.36	0	$0	1.00%	34.9%	12/31/2019	$1.36	0	$0	0.75%	35.2%
12/31/2018	1.00	0	0	1.25%	-1.8%	12/31/2018	1.01	0	0	1.00%	-1.6%	12/31/2018	1.01	0	0	0.75%	-1.3%
12/31/2017	1.02	0	0	1.25%	2.3%	12/31/2017	1.02	0	0	1.00%	2.3%	12/31/2017	1.02	0	0	0.75%	2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	0	$0	0.50%	35.6%	12/31/2019	$1.38	0	$0	0.25%	35.9%	12/31/2019	$1.39	0	$0	0.00%	36.3%
12/31/2018	1.01	0	0	0.50%	-1.1%	12/31/2018	1.01	0	0	0.25%	-0.9%	12/31/2018	1.02	0	0	0.00%	-0.6%
12/31/2017	1.02	0	0	0.50%	2.3%	12/31/2017	1.02	0	0	0.25%	2.3%	12/31/2017	1.02	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB Discovery Value Fund Z Class - 06-GKF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$588,931	$580,939	30,050
Receivables: investments sold	2,759
Payables: investments purchased	-
Net assets	$591,690

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$591,690	578,044	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$591,690	578,044

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$5,877
Mortality & expense charges	(3,257)
Net investment income (loss)	2,620

Gain (loss) on investments:
Net realized gain (loss)	(3,243)
Realized gain distributions	17,234
Net change in unrealized appreciation (depreciation)	15,463
Net gain (loss)	29,454

Increase (decrease) in net assets from operations	$32,074

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,620	$164
Net realized gain (loss)	(3,243)	(1,618)
Realized gain distributions	17,234	3,313
Net change in unrealized appreciation (depreciation)	15,463	(7,471)

Increase (decrease) in net assets from operations	32,074	(5,612)

Contract owner transactions:
Proceeds from units sold	560,623	66,050
Cost of units redeemed	(32,187)	(29,193)
Account charges	(21)	(44)
Increase (decrease)	528,415	36,813
Net increase (decrease)	560,489	31,201
Net assets, beginning	31,201	-
Net assets, ending	$591,690	$31,201

Units sold	574,798	67,516
Units redeemed	(32,930)	(31,340)
Net increase (decrease)	541,868	36,176
Units outstanding, beginning	36,176	-
Units outstanding, ending	578,044	36,176

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$626,673
Cost of units redeemed/account charges	(61,445)
Net investment income (loss)	2,784
Net realized gain (loss)	(4,861)
Realized gain distributions	20,547
Net change in unrealized appreciation (depreciation)	7,992
Net assets	$591,690

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.02	578	$592	1.25%	18.7%	12/31/2019	$1.03	0	$0	1.00%	19.0%	12/31/2019	$1.03	0	$0	0.75%	19.3%
12/31/2018	0.86	36	31	1.25%	-16.0%	12/31/2018	0.86	0	0	1.00%	-15.8%	12/31/2018	0.87	0	0	0.75%	-15.6%
12/31/2017	1.03	0	0	1.25%	2.7%	12/31/2017	1.03	0	0	1.00%	2.7%	12/31/2017	1.03	0	0	0.75%	2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	0.50%	19.6%	12/31/2019	$1.04	0	$0	0.25%	19.9%	12/31/2019	$1.05	0	$0	0.00%	20.2%
12/31/2018	0.87	0	0	0.50%	-15.4%	12/31/2018	0.87	0	0	0.25%	-15.2%	12/31/2018	0.87	0	0	0.00%	-15.0%
12/31/2017	1.03	0	0	0.50%	2.8%	12/31/2017	1.03	0	0	0.25%	2.8%	12/31/2017	1.03	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
2018	1.4%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB Global Bond Fund Z Class - 06-3GC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	343
Receivables: investments sold	2,915
Payables: investments purchased	-
Net assets	$2,915

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,915	2,735	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$2,915	2,735

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	2,919	-
Cost of units redeemed	-	-
Account charges	(4)	-
Increase (decrease)	2,915	-
Net increase (decrease)	2,915	-
Net assets, beginning	-	-
Net assets, ending	$2,915	$-

Units sold	2,738	-
Units redeemed	(3)	-
Net increase (decrease)	2,735	-
Units outstanding, beginning	-	-
Units outstanding, ending	2,735	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,919
Cost of units redeemed/account charges	(4)
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$2,915

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	3	$3	1.25%	6.3%	12/31/2019	$1.07	0	$0	1.00%	6.6%	12/31/2019	$1.07	0	$0	0.75%	6.9%
12/31/2018	1.00	0	0	1.25%	0.3%	12/31/2018	1.00	0	0	1.00%	0.4%	12/31/2018	1.00	0	0	0.75%	0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	7.1%	12/31/2019	$1.08	0	$0	0.25%	7.4%	12/31/2019	$1.09	0	$0	0.00%	7.7%
12/31/2018	1.01	0	0	0.50%	0.6%	12/31/2018	1.01	0	0	0.25%	0.7%	12/31/2018	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB Large Cap Growth Fund Z Class - 06-3FY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,647,392	$2,451,536	40,914
Receivables: investments sold	-
Payables: investments purchased	(69,371)
Net assets	$2,578,021

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,578,021	2,177,351	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$2,578,021	2,177,351

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,000
Mortality & expense charges	(12,527)
Net investment income (loss)	(8,527)

Gain (loss) on investments:
Net realized gain (loss)	9,515
Realized gain distributions	85,029
Net change in unrealized appreciation (depreciation)	195,856
Net gain (loss)	290,400

Increase (decrease) in net assets from operations	$281,873

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,527)	$-
Net realized gain (loss)	9,515	-
Realized gain distributions	85,029	-
Net change in unrealized appreciation (depreciation)	195,856	-

Increase (decrease) in net assets from operations	281,873	-

Contract owner transactions:
Proceeds from units sold	2,547,785	-
Cost of units redeemed	(243,689)	-
Account charges	(7,948)	-
Increase (decrease)	2,296,148	-
Net increase (decrease)	2,578,021	-
Net assets, beginning	-	-
Net assets, ending	$2,578,021	$-

Units sold	2,401,146	-
Units redeemed	(223,795)	-
Net increase (decrease)	2,177,351	-
Units outstanding, beginning	-	-
Units outstanding, ending	2,177,351	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,547,785
Cost of units redeemed/account charges	(251,637)
Net investment income (loss)	(8,527)
Net realized gain (loss)	9,515
Realized gain distributions	85,029
Net change in unrealized appreciation (depreciation)	195,856
Net assets	$2,578,021

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	2,177	$2,578	1.25%	32.6%	12/31/2019	$1.19	0	$0	1.00%	32.9%	12/31/2019	$1.19	0	$0	0.75%	33.2%
12/31/2018	0.89	0	0	1.25%	-10.7%	12/31/2018	0.89	0	0	1.00%	-10.6%	12/31/2018	0.90	0	0	0.75%	-10.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	0.50%	33.6%	12/31/2019	$1.20	0	$0	0.25%	33.9%	12/31/2019	$1.21	0	$0	0.00%	34.2%
12/31/2018	0.90	0	0	0.50%	-10.4%	12/31/2018	0.90	0	0	0.25%	-10.3%	12/31/2018	0.90	0	0	0.00%	-10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.3%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AB Large Cap Growth Fund Advisor Class - 06-3YR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,313,903	$20,119,409	329,422
Receivables: investments sold	-
Payables: investments purchased	(491,108)
Net assets	$20,822,795

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,822,795	18,984,593	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$20,822,795	18,984,593

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$23,058
Mortality & expense charges	(93,462)
Net investment income (loss)	(70,404)

Gain (loss) on investments:
Net realized gain (loss)	66,913
Realized gain distributions	680,341
Net change in unrealized appreciation (depreciation)	1,194,494
Net gain (loss)	1,941,748

Increase (decrease) in net assets from operations	$1,871,344

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(70,404)	$-
Net realized gain (loss)	66,913	-
Realized gain distributions	680,341	-
Net change in unrealized appreciation (depreciation)	1,194,494	-

Increase (decrease) in net assets from operations	1,871,344	-

Contract owner transactions:
Proceeds from units sold	25,171,321	-
Cost of units redeemed	(6,180,211)	-
Account charges	(39,659)	-
Increase (decrease)	18,951,451	-
Net increase (decrease)	20,822,795	-
Net assets, beginning	-	-
Net assets, ending	$20,822,795	$-

Units sold	25,118,154	-
Units redeemed	(6,133,561)	-
Net increase (decrease)	18,984,593	-
Units outstanding, beginning	-	-
Units outstanding, ending	18,984,593	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$25,171,321
Cost of units redeemed/account charges	(6,219,870)
Net investment income (loss)	(70,404)
Net realized gain (loss)	66,913
Realized gain distributions	680,341
Net change in unrealized appreciation (depreciation)	1,194,494
Net assets	$20,822,795

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	18,985	$20,823	1.25%	9.7%	12/31/2019	$1.10	0	$0	1.00%	9.8%	12/31/2019	$1.10	0	$0	0.75%	10.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	10.1%	12/31/2019	$1.10	0	$0	0.25%	10.3%	12/31/2019	$1.10	0	$0	0.00%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Alger Balanced Portfolio I-2 Class - 06-505
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,158,788	$1,061,191	73,763
Receivables: investments sold	43
Payables: investments purchased	-
Net assets	$1,158,831

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,158,831	632,092	$1.83
Band 100	-	-	1.91
Band 75	-	-	1.99
Band 50	-	-	2.07
Band 25	-	-	2.16
Band 0	-	-	2.35
Total	$1,158,831	632,092

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$16,417
Mortality & expense charges	(15,216)
Net investment income (loss)	1,201

Gain (loss) on investments:
Net realized gain (loss)	30,850
Realized gain distributions	27,636
Net change in unrealized appreciation (depreciation)	142,485
Net gain (loss)	200,971

Increase (decrease) in net assets from operations	$202,172

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,201	$37,659
Net realized gain (loss)	30,850	134,778
Realized gain distributions	27,636	170,970
Net change in unrealized appreciation (depreciation)	142,485	(398,533)

Increase (decrease) in net assets from operations	202,172	(55,126)

Contract owner transactions:
Proceeds from units sold	170,207	342,780
Cost of units redeemed	(475,375)	(503,486)
Account charges	(437)	(860)
Increase (decrease)	(305,605)	(161,566)
Net increase (decrease)	(103,433)	(216,692)
Net assets, beginning	1,262,264	1,478,956
Net assets, ending	$1,158,831	$1,262,264

Units sold	105,349	216,797
Units redeemed	(285,825)	(313,136)
Net increase (decrease)	(180,476)	(96,339)
Units outstanding, beginning	812,568	908,907
Units outstanding, ending	632,092	812,568

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$10,403,785
Cost of units redeemed/account charges	(10,873,067)
Net investment income (loss)	270,904
Net realized gain (loss)	558,201
Realized gain distributions	701,411
Net change in unrealized appreciation (depreciation)	97,597
Net assets	$1,158,831

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.83	632	$1,159	1.25%	18.0%	12/31/2019	$1.91	0	$0	1.00%	18.3%	12/31/2019	$1.99	0	$0	0.75%	18.6%
12/31/2018	1.55	813	1,262	1.25%	-4.5%	12/31/2018	1.61	0	0	1.00%	-4.3%	12/31/2018	1.68	0	0	0.75%	-4.1%
12/31/2017	1.63	909	1,479	1.25%	14.0%	12/31/2017	1.69	0	0	1.00%	14.3%	12/31/2017	1.75	0	0	0.75%	14.6%
12/31/2016	1.43	909	1,298	1.25%	7.2%	12/31/2016	1.48	0	0	1.00%	7.4%	12/31/2016	1.52	0	0	0.75%	7.7%
12/31/2015	1.33	925	1,231	1.25%	0.2%	12/31/2015	1.37	0	0	1.00%	0.5%	12/31/2015	1.42	0	0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.07	0	$0	0.50%	18.9%	12/31/2019	$2.16	0	$0	0.25%	19.2%	12/31/2019	$2.35	0	$0	0.00%	19.5%
12/31/2018	1.74	0	0	0.50%	-3.8%	12/31/2018	1.81	0	0	0.25%	-3.6%	12/31/2018	1.96	0	0	0.00%	-3.3%
12/31/2017	1.81	0	0	0.50%	14.9%	12/31/2017	1.88	0	0	0.25%	15.2%	12/31/2017	2.03	0	0	0.00%	15.4%
12/31/2016	1.58	0	0	0.50%	8.0%	12/31/2016	1.63	0	0	0.25%	8.2%	12/31/2016	1.76	0	0	0.00%	8.5%
12/31/2015	1.46	0	0	0.50%	1.0%	12/31/2015	1.51	0	0	0.25%	1.2%	12/31/2015	1.62	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	4.0%
2017	2.9%
2016	1.9%
2015	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Alger Capital Appreciation Portfolio I-2 Class - 06-510
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$47,944,488	$43,513,619	585,169
Receivables: investments sold	-
Payables: investments purchased	(586,750)
Net assets	$47,357,738

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$45,562,954	18,799,507	$2.42
Band 100	-	-	2.52
Band 75	-	-	2.63
Band 50	-	-	2.74
Band 25	-	-	2.85
Band 0	1,794,784	578,444	3.10
Total	$47,357,738	19,377,951

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(663,014)
Net investment income (loss)	(663,014)

Gain (loss) on investments:
Net realized gain (loss)	2,146,712
Realized gain distributions	5,886,843
Net change in unrealized appreciation (depreciation)	7,317,686
Net gain (loss)	15,351,241

Increase (decrease) in net assets from operations	$14,688,227

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(663,014)	$(716,269)
Net realized gain (loss)	2,146,712	2,891,084
Realized gain distributions	5,886,843	8,985,439
Net change in unrealized appreciation (depreciation)	7,317,686	(11,371,837)

Increase (decrease) in net assets from operations	14,688,227	(211,583)

Contract owner transactions:
Proceeds from units sold	7,135,351	10,285,150
Cost of units redeemed	(21,965,555)	(20,907,708)
Account charges	(45,458)	(48,543)
Increase (decrease)	(14,875,662)	(10,671,101)
Net increase (decrease)	(187,435)	(10,882,684)
Net assets, beginning	47,545,173	58,427,857
Net assets, ending	$47,357,738	$47,545,173

Units sold	3,412,759	5,210,601
Units redeemed	(9,743,464)	(10,774,283)
Net increase (decrease)	(6,330,705)	(5,563,682)
Units outstanding, beginning	25,708,656	31,272,338
Units outstanding, ending	19,377,951	25,708,656

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$111,411,022
Cost of units redeemed/account charges	(110,923,567)
Net investment income (loss)	(4,107,981)
Net realized gain (loss)	13,393,343
Realized gain distributions	33,154,052
Net change in unrealized appreciation (depreciation)	4,430,869
Net assets	$47,357,738

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.42	18,800	$45,563	1.25%	31.9%	12/31/2019	$2.52	0	$0	1.00%	32.3%	12/31/2019	$2.63	0	$0	0.75%	32.6%
12/31/2018	1.84	25,061	46,041	1.25%	-1.3%	12/31/2018	1.91	0	0	1.00%	-1.1%	12/31/2018	1.98	0	0	0.75%	-0.9%
12/31/2017	1.86	30,861	57,472	1.25%	29.5%	12/31/2017	1.93	0	0	1.00%	29.8%	12/31/2017	2.00	0	0	0.75%	30.1%
12/31/2016	1.44	35,021	50,378	1.25%	-0.7%	12/31/2016	1.49	0	0	1.00%	-0.5%	12/31/2016	1.54	0	0	0.75%	-0.2%
12/31/2015	1.45	36,466	52,848	1.25%	4.9%	12/31/2015	1.49	0	0	1.00%	5.1%	12/31/2015	1.54	0	0	0.75%	5.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.74	0	$0	0.50%	32.9%	12/31/2019	$2.85	0	$0	0.25%	33.2%	12/31/2019	$3.10	578	$1,795	0.00%	33.6%
12/31/2018	2.06	0	0	0.50%	-0.6%	12/31/2018	2.14	0	0	0.25%	-0.4%	12/31/2018	2.32	648	1,505	0.00%	-0.1%
12/31/2017	2.07	0	0	0.50%	30.4%	12/31/2017	2.15	0	0	0.25%	30.8%	12/31/2017	2.33	411	956	0.00%	31.1%
12/31/2016	1.59	0	0	0.50%	0.0%	12/31/2016	1.64	0	0	0.25%	0.3%	12/31/2016	1.77	337	598	0.00%	0.5%
12/31/2015	1.59	0	0	0.50%	5.7%	12/31/2015	1.64	0	0	0.25%	5.9%	12/31/2015	1.76	263	464	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.1%
2017	0.2%
2016	0.2%
2015	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Alger Capital Appreciation Institutional Fund I Class - 06-194
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,769,442	$4,186,215	138,173
Receivables: investments sold	-
Payables: investments purchased	(1,064)
Net assets	$4,768,378

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,768,378	1,295,912	$3.68
Band 100	-	-	3.80
Band 75	-	-	3.93
Band 50	-	-	4.06
Band 25	-	-	4.20
Band 0	-	-	4.34
Total	$4,768,378	1,295,912

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(59,625)
Net investment income (loss)	(59,625)

Gain (loss) on investments:
Net realized gain (loss)	240,594
Realized gain distributions	447,103
Net change in unrealized appreciation (depreciation)	656,993
Net gain (loss)	1,344,690

Increase (decrease) in net assets from operations	$1,285,065

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(59,625)	$(69,762)
Net realized gain (loss)	240,594	377,312
Realized gain distributions	447,103	546,986
Net change in unrealized appreciation (depreciation)	656,993	(972,760)

Increase (decrease) in net assets from operations	1,285,065	(118,224)

Contract owner transactions:
Proceeds from units sold	531,210	1,550,097
Cost of units redeemed	(1,838,327)	(1,699,386)
Account charges	(562)	(1,110)
Increase (decrease)	(1,307,679)	(150,399)
Net increase (decrease)	(22,614)	(268,623)
Net assets, beginning	4,790,992	5,059,615
Net assets, ending	$4,768,378	$4,790,992

Units sold	162,555	505,097
Units redeemed	(578,407)	(562,892)
Net increase (decrease)	(415,852)	(57,795)
Units outstanding, beginning	1,711,764	1,769,559
Units outstanding, ending	1,295,912	1,711,764

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$15,147,228
Cost of units redeemed/account charges	(17,288,444)
Net investment income (loss)	(678,865)
Net realized gain (loss)	2,802,618
Realized gain distributions	4,202,614
Net change in unrealized appreciation (depreciation)	583,227
Net assets	$4,768,378

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.68	1,296	$4,768	1.25%	31.5%	12/31/2019	$3.80	0	$0	1.00%	31.8%	12/31/2019	$3.93	0	$0	0.75%	32.1%
12/31/2018	2.80	1,712	4,791	1.25%	-2.1%	12/31/2018	2.89	0	0	1.00%	-1.9%	12/31/2018	2.97	0	0	0.75%	-1.6%
12/31/2017	2.86	1,770	5,060	1.25%	29.4%	12/31/2017	2.94	0	0	1.00%	29.7%	12/31/2017	3.02	0	0	0.75%	30.0%
12/31/2016	2.21	2,178	4,813	1.25%	-0.8%	12/31/2016	2.27	0	0	1.00%	-0.5%	12/31/2016	2.33	0	0	0.75%	-0.3%
12/31/2015	2.23	3,899	8,684	1.25%	4.9%	12/31/2015	2.28	0	0	1.00%	5.2%	12/31/2015	2.33	0	0	0.75%	5.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.06	0	$0	0.50%	32.5%	12/31/2019	$4.20	0	$0	0.25%	32.8%	12/31/2019	$4.34	0	$0	0.00%	33.1%
12/31/2018	3.07	0	0	0.50%	-1.4%	12/31/2018	3.16	0	0	0.25%	-1.1%	12/31/2018	3.26	0	0	0.00%	-0.9%
12/31/2017	3.11	0	0	0.50%	30.4%	12/31/2017	3.20	0	0	0.25%	30.7%	12/31/2017	3.29	0	0	0.00%	31.0%
12/31/2016	2.39	0	0	0.50%	0.0%	12/31/2016	2.45	0	0	0.25%	0.2%	12/31/2016	2.51	0	0	0.00%	0.5%
12/31/2015	2.39	0	0	0.50%	5.7%	12/31/2015	2.44	0	0	0.25%	6.0%	12/31/2015	2.50	0	0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Alger Capital Appreciation Institutional Fund R Class - 06-196
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,764,059	$5,226,688	193,502
Receivables: investments sold	-
Payables: investments purchased	(3,489)
Net assets	$5,760,570

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,035,679	1,170,029	$3.45
Band 100	-	-	3.56
Band 75	-	-	3.68
Band 50	1,340,737	352,094	3.81
Band 25	-	-	3.94
Band 0	384,154	94,448	4.07
Total	$5,760,570	1,616,571

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(68,289)
Net investment income (loss)	(68,289)

Gain (loss) on investments:
Net realized gain (loss)	482,888
Realized gain distributions	651,769
Net change in unrealized appreciation (depreciation)	787,519
Net gain (loss)	1,922,176

Increase (decrease) in net assets from operations	$1,853,887

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(68,289)	$(93,360)
Net realized gain (loss)	482,888	505,138
Realized gain distributions	651,769	883,134
Net change in unrealized appreciation (depreciation)	787,519	(1,325,189)

Increase (decrease) in net assets from operations	1,853,887	(30,277)

Contract owner transactions:
Proceeds from units sold	2,318,264	1,076,897
Cost of units redeemed	(5,443,842)	(2,911,806)
Account charges	(3,266)	(3,117)
Increase (decrease)	(3,128,844)	(1,838,026)
Net increase (decrease)	(1,274,957)	(1,868,303)
Net assets, beginning	7,035,527	8,903,830
Net assets, ending	$5,760,570	$7,035,527

Units sold	806,963	369,693
Units redeemed	(1,807,669)	(996,012)
Net increase (decrease)	(1,000,706)	(626,319)
Units outstanding, beginning	2,617,277	3,243,596
Units outstanding, ending	1,616,571	2,617,277

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$34,413,882
Cost of units redeemed/account charges	(38,311,258)
Net investment income (loss)	(807,497)
Net realized gain (loss)	3,253,638
Realized gain distributions	6,674,434
Net change in unrealized appreciation (depreciation)	537,371
Net assets	$5,760,570

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.45	1,170	$4,036	1.25%	30.8%	12/31/2019	$3.56	0	$0	1.00%	31.2%	12/31/2019	$3.68	0	$0	0.75%	31.5%
12/31/2018	2.64	2,148	5,663	1.25%	-2.6%	12/31/2018	2.72	0	0	1.00%	-2.3%	12/31/2018	2.80	0	0	0.75%	-2.1%
12/31/2017	2.71	2,763	7,476	1.25%	28.9%	12/31/2017	2.78	0	0	1.00%	29.2%	12/31/2017	2.86	0	0	0.75%	29.5%
12/31/2016	2.10	4,334	9,100	1.25%	-1.3%	12/31/2016	2.15	0	0	1.00%	-1.0%	12/31/2016	2.21	0	0	0.75%	-0.8%
12/31/2015	2.13	5,785	12,301	1.25%	4.4%	12/31/2015	2.18	0	0	1.00%	4.6%	12/31/2015	2.23	0	0	0.75%	4.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.81	352	$1,341	0.50%	31.8%	12/31/2019	$3.94	0	$0	0.25%	32.1%	12/31/2019	$4.07	94	$384	0.00%	32.5%
12/31/2018	2.89	376	1,086	0.50%	-1.8%	12/31/2018	2.98	0	0	0.25%	-1.6%	12/31/2018	3.07	94	287	0.00%	-1.3%
12/31/2017	2.94	391	1,151	0.50%	29.8%	12/31/2017	3.03	0	0	0.25%	30.1%	12/31/2017	3.11	89	276	0.00%	30.5%
12/31/2016	2.27	404	916	0.50%	-0.5%	12/31/2016	2.32	0	0	0.25%	-0.3%	12/31/2016	2.38	661	1,576	0.00%	0.0%
12/31/2015	2.28	429	977	0.50%	5.2%	12/31/2015	2.33	0	0	0.25%	5.4%	12/31/2015	2.39	908	2,165	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Alger Large Cap Growth Portfolio I-2 Class - 06-500
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,012,595	$24,864,116	528,738
Receivables: investments sold	-
Payables: investments purchased	(9,400)
Net assets	$34,003,195

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,003,195	5,100,294	$6.67
Band 100	-	-	6.94
Band 75	-	-	7.23
Band 50	-	-	7.53
Band 25	-	-	7.84
Band 0	-	-	9.08
Total	$34,003,195	5,100,294

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(411,453)
Net investment income (loss)	(411,453)

Gain (loss) on investments:
Net realized gain (loss)	904,959
Realized gain distributions	628,246
Net change in unrealized appreciation (depreciation)	6,286,970
Net gain (loss)	7,820,175

Increase (decrease) in net assets from operations	$7,408,722

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(411,453)	$(431,675)
Net realized gain (loss)	904,959	1,615,950
Realized gain distributions	628,246	5,501,793
Net change in unrealized appreciation (depreciation)	6,286,970	(6,161,012)

Increase (decrease) in net assets from operations	7,408,722	525,056

Contract owner transactions:
Proceeds from units sold	718,827	1,379,811
Cost of units redeemed	(3,700,838)	(4,605,574)
Account charges	(6,787)	(7,554)
Increase (decrease)	(2,988,798)	(3,233,317)
Net increase (decrease)	4,419,924	(2,708,261)
Net assets, beginning	29,583,271	32,291,532
Net assets, ending	$34,003,195	$29,583,271

Units sold	131,820	247,087
Units redeemed	(615,823)	(815,013)
Net increase (decrease)	(484,003)	(567,926)
Units outstanding, beginning	5,584,297	6,152,223
Units outstanding, ending	5,100,294	5,584,297

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$333,879,483
Cost of units redeemed/account charges	(341,948,848)
Net investment income (loss)	9,599,887
Net realized gain (loss)	(5,638,140)
Realized gain distributions	28,962,334
Net change in unrealized appreciation (depreciation)	9,148,479
Net assets	$34,003,195

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$6.67	5,100	$34,003	1.25%	25.8%	12/31/2019	$6.94	0	$0	1.00%	26.2%	12/31/2019	$7.23	0	$0	0.75%	26.5%
12/31/2018	5.30	5,584	29,583	1.25%	0.9%	12/31/2018	5.50	0	0	1.00%	1.2%	12/31/2018	5.72	0	0	0.75%	1.4%
12/31/2017	5.25	6,152	32,292	1.25%	26.9%	12/31/2017	5.44	0	0	1.00%	27.2%	12/31/2017	5.64	0	0	0.75%	27.5%
12/31/2016	4.14	6,861	28,385	1.25%	-2.1%	12/31/2016	4.28	0	0	1.00%	-1.8%	12/31/2016	4.42	0	0	0.75%	-1.6%
12/31/2015	4.22	8,048	33,995	1.25%	0.5%	12/31/2015	4.36	0	0	1.00%	0.7%	12/31/2015	4.49	0	0	0.75%	1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$7.53	0	$0	0.50%	26.8%	12/31/2019	$7.84	0	$0	0.25%	27.1%	12/31/2019	$9.08	0	$0	0.00%	27.4%
12/31/2018	5.94	0	0	0.50%	1.7%	12/31/2018	6.17	0	0	0.25%	2.0%	12/31/2018	7.13	0	0	0.00%	2.2%
12/31/2017	5.84	0	0	0.50%	27.8%	12/31/2017	6.05	0	0	0.25%	28.1%	12/31/2017	6.97	0	0	0.00%	28.5%
12/31/2016	4.57	0	0	0.50%	-1.3%	12/31/2016	4.72	0	0	0.25%	-1.1%	12/31/2016	5.43	0	0	0.00%	-0.8%
12/31/2015	4.63	0	0	0.50%	1.2%	12/31/2015	4.77	0	0	0.25%	1.5%	12/31/2015	5.47	0	0	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Alger Small Cap Growth Institutional Fund I Class - 06-197
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$704,101	$694,632	37,209
Receivables: investments sold	652
Payables: investments purchased	-
Net assets	$704,753

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$704,753	280,713	$2.51
Band 100	-	-	2.59
Band 75	-	-	2.68
Band 50	-	-	2.77
Band 25	-	-	2.86
Band 0	-	-	2.96
Total	$704,753	280,713

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$842
Mortality & expense charges	(7,854)
Net investment income (loss)	(7,012)

Gain (loss) on investments:
Net realized gain (loss)	14,690
Realized gain distributions	116,444
Net change in unrealized appreciation (depreciation)	13,674
Net gain (loss)	144,808

Increase (decrease) in net assets from operations	$137,796

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,012)	$(6,536)
Net realized gain (loss)	14,690	13,898
Realized gain distributions	116,444	68,011
Net change in unrealized appreciation (depreciation)	13,674	(89,691)

Increase (decrease) in net assets from operations	137,796	(14,318)

Contract owner transactions:
Proceeds from units sold	158,030	155,752
Cost of units redeemed	(99,262)	(47,463)
Account charges	(267)	(177)
Increase (decrease)	58,501	108,112
Net increase (decrease)	196,297	93,794
Net assets, beginning	508,456	414,662
Net assets, ending	$704,753	$508,456

Units sold	65,995	71,710
Units redeemed	(44,853)	(21,224)
Net increase (decrease)	21,142	50,486
Units outstanding, beginning	259,571	209,085
Units outstanding, ending	280,713	259,571

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$10,242,137
Cost of units redeemed/account charges	(13,101,920)
Net investment income (loss)	(382,696)
Net realized gain (loss)	1,206,551
Realized gain distributions	2,731,212
Net change in unrealized appreciation (depreciation)	9,469
Net assets	$704,753

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.51	281	$705	1.25%	28.2%	12/31/2019	$2.59	0	$0	1.00%	28.5%	12/31/2019	$2.68	0	$0	0.75%	28.8%
12/31/2018	1.96	260	508	1.25%	-1.2%	12/31/2018	2.02	0	0	1.00%	-1.0%	12/31/2018	2.08	0	0	0.75%	-0.7%
12/31/2017	1.98	209	415	1.25%	26.8%	12/31/2017	2.04	0	0	1.00%	27.2%	12/31/2017	2.10	0	0	0.75%	27.5%
12/31/2016	1.56	170	266	1.25%	5.8%	12/31/2016	1.60	0	0	1.00%	6.1%	12/31/2016	1.65	0	0	0.75%	6.3%
12/31/2015	1.48	345	510	1.25%	-4.5%	12/31/2015	1.51	0	0	1.00%	-4.3%	12/31/2015	1.55	0	0	0.75%	-4.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.77	0	$0	0.50%	29.1%	12/31/2019	$2.86	0	$0	0.25%	29.5%	12/31/2019	$2.96	0	$0	0.00%	29.8%
12/31/2018	2.15	0	0	0.50%	-0.5%	12/31/2018	2.21	0	0	0.25%	-0.2%	12/31/2018	2.28	0	0	0.00%	0.0%
12/31/2017	2.16	0	0	0.50%	27.8%	12/31/2017	2.22	0	0	0.25%	28.1%	12/31/2017	2.28	0	0	0.00%	28.4%
12/31/2016	1.69	0	0	0.50%	6.6%	12/31/2016	1.73	0	0	0.25%	6.9%	12/31/2016	1.78	0	0	0.00%	7.1%
12/31/2015	1.58	0	0	0.50%	-3.8%	12/31/2015	1.62	0	0	0.25%	-3.6%	12/31/2015	1.66	0	0	0.00%	-3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.1%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Alger Small Cap Growth Institutional Fund R Class - 06-198
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$44,317	$47,178	3,015
Receivables: investments sold	12
Payables: investments purchased	-
Net assets	$44,329

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,329	18,832	$2.35
Band 100	-	-	2.43
Band 75	-	-	2.51
Band 50	-	-	2.60
Band 25	-	-	2.69
Band 0	-	-	2.78
Total	$44,329	18,832

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(530)
Net investment income (loss)	(530)

Gain (loss) on investments:
Net realized gain (loss)	426
Realized gain distributions	9,014
Net change in unrealized appreciation (depreciation)	266
Net gain (loss)	9,706

Increase (decrease) in net assets from operations	$9,176

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(530)	$(414)
Net realized gain (loss)	426	3,124
Realized gain distributions	9,014	5,268
Net change in unrealized appreciation (depreciation)	266	(8,485)

Increase (decrease) in net assets from operations	9,176	(507)

Contract owner transactions:
Proceeds from units sold	6,196	14,313
Cost of units redeemed	(3,954)	(8,469)
Account charges	(3)	(3)
Increase (decrease)	2,239	5,841
Net increase (decrease)	11,415	5,334
Net assets, beginning	32,914	27,580
Net assets, ending	$44,329	$32,914

Units sold	2,748	7,253
Units redeemed	(1,751)	(4,110)
Net increase (decrease)	997	3,143
Units outstanding, beginning	17,835	14,692
Units outstanding, ending	18,832	17,835

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,348,919
Cost of units redeemed/account charges	(1,577,411)
Net investment income (loss)	(40,917)
Net realized gain (loss)	102,443
Realized gain distributions	214,156
Net change in unrealized appreciation (depreciation)	(2,861)
Net assets	$44,329

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.35	19	$44	1.25%	27.5%	12/31/2019	$2.43	0	$0	1.00%	27.9%	12/31/2019	$2.51	0	$0	0.75%	28.2%
12/31/2018	1.85	18	33	1.25%	-1.7%	12/31/2018	1.90	0	0	1.00%	-1.4%	12/31/2018	1.96	0	0	0.75%	-1.2%
12/31/2017	1.88	15	28	1.25%	26.1%	12/31/2017	1.93	0	0	1.00%	26.5%	12/31/2017	1.99	0	0	0.75%	26.8%
12/31/2016	1.49	17	26	1.25%	5.3%	12/31/2016	1.53	0	0	1.00%	5.6%	12/31/2016	1.57	0	0	0.75%	5.8%
12/31/2015	1.41	27	38	1.25%	-4.9%	12/31/2015	1.45	0	0	1.00%	-4.7%	12/31/2015	1.48	0	0	0.75%	-4.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.60	0	$0	0.50%	28.5%	12/31/2019	$2.69	0	$0	0.25%	28.8%	12/31/2019	$2.78	0	$0	0.00%	29.2%
12/31/2018	2.02	0	0	0.50%	-0.9%	12/31/2018	2.08	0	0	0.25%	-0.7%	12/31/2018	2.15	0	0	0.00%	-0.4%
12/31/2017	2.04	0	0	0.50%	27.1%	12/31/2017	2.10	0	0	0.25%	27.4%	12/31/2017	2.16	0	0	0.00%	27.7%
12/31/2016	1.61	0	0	0.50%	6.1%	12/31/2016	1.65	0	0	0.25%	6.4%	12/31/2016	1.69	0	0	0.00%	6.6%
12/31/2015	1.51	0	0	0.50%	-4.2%	12/31/2015	1.55	0	0	0.25%	-4.0%	12/31/2015	1.59	0	0	0.00%	-3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Alger Capital Appreciation Fund Z Class - 06-CPH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,127,855	$1,960,438	75,871
Receivables: investments sold	-
Payables: investments purchased	(4,960)
Net assets	$2,122,895

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,122,895	1,272,507	$1.67
Band 100	-	-	1.68
Band 75	-	-	1.69
Band 50	-	-	1.71
Band 25	-	-	1.72
Band 0	-	-	1.73
Total	$2,122,895	1,272,507

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(42,378)
Net investment income (loss)	(42,378)

Gain (loss) on investments:
Net realized gain (loss)	122,326
Realized gain distributions	238,382
Net change in unrealized appreciation (depreciation)	622,857
Net gain (loss)	983,565

Increase (decrease) in net assets from operations	$941,187

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(42,378)	$(46,542)
Net realized gain (loss)	122,326	40,167
Realized gain distributions	238,382	350,173
Net change in unrealized appreciation (depreciation)	622,857	(446,751)

Increase (decrease) in net assets from operations	941,187	(102,953)

Contract owner transactions:
Proceeds from units sold	271,745	1,656,620
Cost of units redeemed	(2,260,933)	(1,300,279)
Account charges	(771)	(1,247)
Increase (decrease)	(1,989,959)	355,094
Net increase (decrease)	(1,048,772)	252,141
Net assets, beginning	3,171,667	2,919,526
Net assets, ending	$2,122,895	$3,171,667

Units sold	182,484	1,197,318
Units redeemed	(1,418,769)	(953,939)
Net increase (decrease)	(1,236,285)	243,379
Units outstanding, beginning	2,508,792	2,265,413
Units outstanding, ending	1,272,507	2,508,792

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,681,568
Cost of units redeemed/account charges	(5,635,077)
Net investment income (loss)	(103,332)
Net realized gain (loss)	329,710
Realized gain distributions	682,609
Net change in unrealized appreciation (depreciation)	167,417
Net assets	$2,122,895

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.67	1,273	$2,123	1.25%	32.0%	12/31/2019	$1.68	0	$0	1.00%	32.3%	12/31/2019	$1.69	0	$0	0.75%	32.6%
12/31/2018	1.26	2,509	3,172	1.25%	-1.9%	12/31/2018	1.27	0	0	1.00%	-1.7%	12/31/2018	1.28	0	0	0.75%	-1.4%
12/31/2017	1.29	2,265	2,920	1.25%	30.1%	12/31/2017	1.29	0	0	1.00%	30.4%	12/31/2017	1.30	0	0	0.75%	30.7%
12/31/2016	0.99	0	0	1.25%	-0.9%	12/31/2016	0.99	0	0	1.00%	-0.9%	12/31/2016	0.99	0	0	0.75%	-0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.71	0	$0	0.50%	33.0%	12/31/2019	$1.72	0	$0	0.25%	33.3%	12/31/2019	$1.73	0	$0	0.00%	33.6%
12/31/2018	1.28	0	0	0.50%	-1.2%	12/31/2018	1.29	0	0	0.25%	-0.9%	12/31/2018	1.30	0	0	0.00%	-0.7%
12/31/2017	1.30	0	0	0.50%	31.0%	12/31/2017	1.30	0	0	0.25%	31.4%	12/31/2017	1.31	0	0	0.00%	31.7%
12/31/2016	0.99	0	0	0.50%	-0.9%	12/31/2016	0.99	0	0	0.25%	-0.9%	12/31/2016	0.99	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Alger Capital Appreciation Institutional Fund Y Class - 06-3GX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$897,798	$912,260	25,780
Receivables: investments sold	4,531
Payables: investments purchased	-
Net assets	$902,329

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$902,329	793,630	$1.14
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$902,329	793,630

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(5,761)
Net investment income (loss)	(5,761)

Gain (loss) on investments:
Net realized gain (loss)	3,091
Realized gain distributions	93,417
Net change in unrealized appreciation (depreciation)	(14,462)
Net gain (loss)	82,046

Increase (decrease) in net assets from operations	$76,285

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,761)	$-
Net realized gain (loss)	3,091	-
Realized gain distributions	93,417	-
Net change in unrealized appreciation (depreciation)	(14,462)	-

Increase (decrease) in net assets from operations	76,285	-

Contract owner transactions:
Proceeds from units sold	1,358,873	-
Cost of units redeemed	(532,198)	-
Account charges	(631)	-
Increase (decrease)	826,044	-
Net increase (decrease)	902,329	-
Net assets, beginning	-	-
Net assets, ending	$902,329	$-

Units sold	1,286,451	-
Units redeemed	(492,821)	-
Net increase (decrease)	793,630	-
Units outstanding, beginning	-	-
Units outstanding, ending	793,630	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,358,873
Cost of units redeemed/account charges	(532,829)
Net investment income (loss)	(5,761)
Net realized gain (loss)	3,091
Realized gain distributions	93,417
Net change in unrealized appreciation (depreciation)	(14,462)
Net assets	$902,329

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	794	$902	1.25%	32.0%	12/31/2019	$1.14	0	$0	1.00%	32.3%	12/31/2019	$1.15	0	$0	0.75%	32.7%
12/31/2018	0.86	0	0	1.25%	-13.9%	12/31/2018	0.86	0	0	1.00%	-13.8%	12/31/2018	0.86	0	0	0.75%	-13.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	33.0%	12/31/2019	$1.15	0	$0	0.25%	33.3%	12/31/2019	$1.16	0	$0	0.00%	33.7%
12/31/2018	0.86	0	0	0.50%	-13.6%	12/31/2018	0.87	0	0	0.25%	-13.5%	12/31/2018	0.87	0	0	0.00%	-13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Alger Small Cap Focus Fund Y Class - 06-3GY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$87,836	$88,205	4,177
Receivables: investments sold	1,779
Payables: investments purchased	-
Net assets	$89,615

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$89,615	83,512	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$89,615	83,512

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(12)
Net investment income (loss)	(12)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(369)
Net gain (loss)	(369)

Increase (decrease) in net assets from operations	$(381)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12)	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(369)	-

Increase (decrease) in net assets from operations	(381)	-

Contract owner transactions:
Proceeds from units sold	89,996	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	89,996	-
Net increase (decrease)	89,615	-
Net assets, beginning	-	-
Net assets, ending	$89,615	$-

Units sold	83,512	-
Units redeemed	-	-
Net increase (decrease)	83,512	-
Units outstanding, beginning	-	-
Units outstanding, ending	83,512	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$89,996
Cost of units redeemed/account charges	-
Net investment income (loss)	(12)
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(369)
Net assets	$89,615

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	84	$90	1.25%	23.0%	12/31/2019	$1.08	0	$0	1.00%	23.3%	12/31/2019	$1.08	0	$0	0.75%	23.7%
12/31/2018	0.87	0	0	1.25%	-12.8%	12/31/2018	0.87	0	0	1.00%	-12.7%	12/31/2018	0.87	0	0	0.75%	-12.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	24.0%	12/31/2019	$1.09	0	$0	0.25%	24.3%	12/31/2019	$1.09	0	$0	0.00%	24.6%
12/31/2018	0.87	0	0	0.50%	-12.5%	12/31/2018	0.88	0	0	0.25%	-12.4%	12/31/2018	0.88	0	0	0.00%	-12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Alger Small Cap Focus Fund Z Class - 06-3MP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$158,924	$163,921	7,428
Receivables: investments sold	333
Payables: investments purchased	-
Net assets	$159,257

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$159,257	147,561	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$159,257	147,561

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,744
Mortality & expense charges	(920)
Net investment income (loss)	824

Gain (loss) on investments:
Net realized gain (loss)	(6,668)
Realized gain distributions	2,059
Net change in unrealized appreciation (depreciation)	(4,997)
Net gain (loss)	(9,606)

Increase (decrease) in net assets from operations	$(8,782)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$824	$-
Net realized gain (loss)	(6,668)	-
Realized gain distributions	2,059	-
Net change in unrealized appreciation (depreciation)	(4,997)	-

Increase (decrease) in net assets from operations	(8,782)	-

Contract owner transactions:
Proceeds from units sold	227,261	-
Cost of units redeemed	(59,215)	-
Account charges	(7)	-
Increase (decrease)	168,039	-
Net increase (decrease)	159,257	-
Net assets, beginning	-	-
Net assets, ending	$159,257	$-

Units sold	259,451	-
Units redeemed	(111,890)	-
Net increase (decrease)	147,561	-
Units outstanding, beginning	-	-
Units outstanding, ending	147,561	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$227,261
Cost of units redeemed/account charges	(59,222)
Net investment income (loss)	824
Net realized gain (loss)	(6,668)
Realized gain distributions	2,059
Net change in unrealized appreciation (depreciation)	(4,997)
Net assets	$159,257

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	148	$159	1.25%	23.0%	12/31/2019	$1.08	0	$0	1.00%	23.3%	12/31/2019	$1.09	0	$0	0.75%	23.6%
12/31/2018	0.88	0	0	1.25%	-12.2%	12/31/2018	0.88	0	0	1.00%	-12.2%	12/31/2018	0.88	0	0	0.75%	-12.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	23.9%	12/31/2019	$1.09	0	$0	0.25%	24.2%	12/31/2019	$1.10	0	$0	0.00%	24.5%
12/31/2018	0.88	0	0	0.50%	-12.1%	12/31/2018	0.88	0	0	0.25%	-12.1%	12/31/2018	0.88	0	0	0.00%	-12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Retirement 2025 Fund A Class - 06-679 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.37
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.45
Band 25	-	-	1.48
Band 0	-	-	1.51
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$78,138
Cost of units redeemed/account charges	(78,301)
Net investment income (loss)	81
Net realized gain (loss)	79
Realized gain distributions	3
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	0	$0	1.25%	15.0%	12/31/2019	$1.40	0	$0	1.00%	15.3%	12/31/2019	$1.42	0	$0	0.75%	15.6%
12/31/2018	1.19	0	0	1.25%	-8.9%	12/31/2018	1.21	0	0	1.00%	-8.7%	12/31/2018	1.23	0	0	0.75%	-8.4%
12/31/2017	1.31	0	0	1.25%	14.4%	12/31/2017	1.33	0	0	1.00%	14.7%	12/31/2017	1.35	0	0	0.75%	14.9%
12/31/2016	1.14	0	0	1.25%	6.3%	12/31/2016	1.16	0	0	1.00%	6.6%	12/31/2016	1.17	0	0	0.75%	6.8%
12/31/2015	1.08	2	3	1.25%	-2.9%	12/31/2015	1.09	0	0	1.00%	-2.6%	12/31/2015	1.10	0	0	0.75%	-2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.45	0	$0	0.50%	15.9%	12/31/2019	$1.48	0	$0	0.25%	16.2%	12/31/2019	$1.51	0	$0	0.00%	16.4%
12/31/2018	1.25	0	0	0.50%	-8.2%	12/31/2018	1.27	0	0	0.25%	-8.0%	12/31/2018	1.29	0	0	0.00%	-7.8%
12/31/2017	1.36	0	0	0.50%	15.2%	12/31/2017	1.38	0	0	0.25%	15.5%	12/31/2017	1.40	0	0	0.00%	15.8%
12/31/2016	1.18	0	0	0.50%	7.1%	12/31/2016	1.20	0	0	0.25%	7.4%	12/31/2016	1.21	0	0	0.00%	7.6%
12/31/2015	1.11	0	0	0.50%	-2.1%	12/31/2015	1.12	0	0	0.25%	-1.9%	12/31/2015	1.13	0	0	0.00%	-1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	2.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI NFJ Dividend Value Fund Administrative Class - 06-202
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,273	$40,213	2,847
Receivables: investments sold	-
Payables: investments purchased	(13)
Net assets	$34,260

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,260	19,796	$1.73
Band 100	-	-	1.79
Band 75	-	-	1.85
Band 50	-	-	1.91
Band 25	-	-	1.97
Band 0	-	-	2.04
Total	$34,260	19,796

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$560
Mortality & expense charges	(395)
Net investment income (loss)	165

Gain (loss) on investments:
Net realized gain (loss)	(285)
Realized gain distributions	3,602
Net change in unrealized appreciation (depreciation)	3,017
Net gain (loss)	6,334

Increase (decrease) in net assets from operations	$6,499

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$165	$1,000
Net realized gain (loss)	(285)	(38,389)
Realized gain distributions	3,602	5,232
Net change in unrealized appreciation (depreciation)	3,017	7,674

Increase (decrease) in net assets from operations	6,499	(24,483)

Contract owner transactions:
Proceeds from units sold	1,486	1,388
Cost of units redeemed	(1,272)	(314,806)
Account charges	(10)	(9)
Increase (decrease)	204	(313,427)
Net increase (decrease)	6,703	(337,910)
Net assets, beginning	27,557	365,467
Net assets, ending	$34,260	$27,557

Units sold	934	884
Units redeemed	(758)	(212,545)
Net increase (decrease)	176	(211,661)
Units outstanding, beginning	19,620	231,281
Units outstanding, ending	19,796	19,620

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,531,568
Cost of units redeemed/account charges	(5,943,839)
Net investment income (loss)	179,731
Net realized gain (loss)	82,212
Realized gain distributions	190,528
Net change in unrealized appreciation (depreciation)	(5,940)
Net assets	$34,260

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.73	20	$34	1.25%	23.2%	12/31/2019	$1.79	0	$0	1.00%	23.5%	12/31/2019	$1.85	0	$0	0.75%	23.8%
12/31/2018	1.40	20	28	1.25%	-11.1%	12/31/2018	1.45	0	0	1.00%	-10.9%	12/31/2018	1.49	0	0	0.75%	-10.7%
12/31/2017	1.58	231	365	1.25%	14.4%	12/31/2017	1.62	0	0	1.00%	14.7%	12/31/2017	1.67	0	0	0.75%	14.9%
12/31/2016	1.38	320	442	1.25%	14.6%	12/31/2016	1.42	0	0	1.00%	14.9%	12/31/2016	1.45	0	0	0.75%	15.1%
12/31/2015	1.21	1,379	1,663	1.25%	-9.7%	12/31/2015	1.23	0	0	1.00%	-9.5%	12/31/2015	1.26	0	0	0.75%	-9.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.91	0	$0	0.50%	24.1%	12/31/2019	$1.97	0	$0	0.25%	24.5%	12/31/2019	$2.04	0	$0	0.00%	24.8%
12/31/2018	1.54	0	0	0.50%	-10.4%	12/31/2018	1.59	0	0	0.25%	-10.2%	12/31/2018	1.64	0	0	0.00%	-10.0%
12/31/2017	1.72	0	0	0.50%	15.2%	12/31/2017	1.77	0	0	0.25%	15.5%	12/31/2017	1.82	0	0	0.00%	15.8%
12/31/2016	1.49	0	0	0.50%	15.4%	12/31/2016	1.53	0	0	0.25%	15.7%	12/31/2016	1.57	0	0	0.00%	16.0%
12/31/2015	1.29	0	0	0.50%	-9.0%	12/31/2015	1.32	0	0	0.25%	-8.8%	12/31/2015	1.35	0	0	0.00%	-8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.8%
2018	2.6%
2017	1.6%
2016	2.0%
2015	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Retirement 2030 Fund Administrative Class - 06-641
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.45
Band 100	-	-	1.48
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.59
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(772)
Net investment income (loss)	(772)

Gain (loss) on investments:
Net realized gain (loss)	(14,360)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	34,026
Net gain (loss)	19,666

Increase (decrease) in net assets from operations	$18,894

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(772)	$3,695
Net realized gain (loss)	(14,360)	14,126
Realized gain distributions	-	15,142
Net change in unrealized appreciation (depreciation)	34,026	(65,269)

Increase (decrease) in net assets from operations	18,894	(32,306)

Contract owner transactions:
Proceeds from units sold	10,325	76,486
Cost of units redeemed	(351,785)	(118,048)
Account charges	-	(1,670)
Increase (decrease)	(341,460)	(43,232)
Net increase (decrease)	(322,566)	(75,538)
Net assets, beginning	322,566	398,104
Net assets, ending	$-	$322,566

Units sold	7,953	56,453
Units redeemed	(268,060)	(85,045)
Net increase (decrease)	(260,107)	(28,592)
Units outstanding, beginning	260,107	288,699
Units outstanding, ending	-	260,107

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$864,594
Cost of units redeemed/account charges	(923,932)
Net investment income (loss)	27,901
Net realized gain (loss)	6,424
Realized gain distributions	25,013
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.45	0	$0	1.25%	16.8%	12/31/2019	$1.48	0	$0	1.00%	17.1%	12/31/2019	$1.51	0	$0	0.75%	17.4%
12/31/2018	1.24	260	323	1.25%	-10.1%	12/31/2018	1.26	0	0	1.00%	-9.8%	12/31/2018	1.28	0	0	0.75%	-9.6%
12/31/2017	1.38	289	398	1.25%	16.7%	12/31/2017	1.40	0	0	1.00%	17.0%	12/31/2017	1.42	0	0	0.75%	17.3%
12/31/2016	1.18	332	393	1.25%	6.5%	12/31/2016	1.20	0	0	1.00%	6.8%	12/31/2016	1.21	0	0	0.75%	7.1%
12/31/2015	1.11	292	324	1.25%	-3.2%	12/31/2015	1.12	0	0	1.00%	-3.0%	12/31/2015	1.13	0	0	0.75%	-2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.53	0	$0	0.50%	17.7%	12/31/2019	$1.56	0	$0	0.25%	18.0%	12/31/2019	$1.59	0	$0	0.00%	18.3%
12/31/2018	1.30	0	0	0.50%	-9.4%	12/31/2018	1.32	0	0	0.25%	-9.2%	12/31/2018	1.35	0	0	0.00%	-8.9%
12/31/2017	1.44	0	0	0.50%	17.6%	12/31/2017	1.46	0	0	0.25%	17.9%	12/31/2017	1.48	0	0	0.00%	18.2%
12/31/2016	1.22	0	0	0.50%	7.3%	12/31/2016	1.24	0	0	0.25%	7.6%	12/31/2016	1.25	0	0	0.00%	7.9%
12/31/2015	1.14	0	0	0.50%	-2.5%	12/31/2015	1.15	0	0	0.25%	-2.3%	12/31/2015	1.16	0	0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	2.2%
2017	3.4%
2016	2.2%
2015	3.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Retirement 2030 Fund A Class - 06-681 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.44
Band 100	-	-	1.47
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.59
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$41,351
Cost of units redeemed/account charges	(40,237)
Net investment income (loss)	964
Net realized gain (loss)	(2,329)
Realized gain distributions	251
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.44	0	$0	1.25%	16.9%	12/31/2019	$1.47	0	$0	1.00%	17.1%	12/31/2019	$1.50	0	$0	0.75%	17.4%
12/31/2018	1.24	0	0	1.25%	-10.1%	12/31/2018	1.26	0	0	1.00%	-9.9%	12/31/2018	1.28	0	0	0.75%	-9.7%
12/31/2017	1.37	0	0	1.25%	16.7%	12/31/2017	1.39	0	0	1.00%	17.0%	12/31/2017	1.41	0	0	0.75%	17.2%
12/31/2016	1.18	0	0	1.25%	6.5%	12/31/2016	1.19	0	0	1.00%	6.8%	12/31/2016	1.21	0	0	0.75%	7.0%
12/31/2015	1.11	31	34	1.25%	-3.3%	12/31/2015	1.12	0	0	1.00%	-3.1%	12/31/2015	1.13	0	0	0.75%	-2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.53	0	$0	0.50%	17.7%	12/31/2019	$1.56	0	$0	0.25%	18.0%	12/31/2019	$1.59	0	$0	0.00%	18.3%
12/31/2018	1.30	0	0	0.50%	-9.5%	12/31/2018	1.32	0	0	0.25%	-9.2%	12/31/2018	1.34	0	0	0.00%	-9.0%
12/31/2017	1.43	0	0	0.50%	17.5%	12/31/2017	1.45	0	0	0.25%	17.8%	12/31/2017	1.47	0	0	0.00%	18.1%
12/31/2016	1.22	0	0	0.50%	7.3%	12/31/2016	1.23	0	0	0.25%	7.6%	12/31/2016	1.25	0	0	0.00%	7.8%
12/31/2015	1.14	0	0	0.50%	-2.6%	12/31/2015	1.15	0	0	0.25%	-2.4%	12/31/2015	1.16	0	0	0.00%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	3.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Retirement 2035 Fund Administrative Class - 06-642
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.53
Band 100	-	-	1.56
Band 75	-	-	1.59
Band 50	-	-	1.62
Band 25	-	-	1.65
Band 0	-	-	1.68
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(460)
Net investment income (loss)	(460)

Gain (loss) on investments:
Net realized gain (loss)	(13,847)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	27,129
Net gain (loss)	13,282

Increase (decrease) in net assets from operations	$12,822

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(460)	$3,013
Net realized gain (loss)	(13,847)	1,675
Realized gain distributions	-	13,750
Net change in unrealized appreciation (depreciation)	27,129	(42,536)

Increase (decrease) in net assets from operations	12,822	(24,098)

Contract owner transactions:
Proceeds from units sold	5,465	80,523
Cost of units redeemed	(212,534)	(11,724)
Account charges	(75)	(1,020)
Increase (decrease)	(207,144)	67,779
Net increase (decrease)	(194,322)	43,681
Net assets, beginning	194,322	150,641
Net assets, ending	$-	$194,322

Units sold	4,017	55,311
Units redeemed	(154,559)	(8,811)
Net increase (decrease)	(150,542)	46,500
Units outstanding, beginning	150,542	104,042
Units outstanding, ending	-	150,542

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$602,334
Cost of units redeemed/account charges	(621,221)
Net investment income (loss)	15,119
Net realized gain (loss)	(14,503)
Realized gain distributions	18,271
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.53	0	$0	1.25%	18.7%	12/31/2019	$1.56	0	$0	1.00%	19.0%	12/31/2019	$1.59	0	$0	0.75%	19.3%
12/31/2018	1.29	151	194	1.25%	-10.8%	12/31/2018	1.31	0	0	1.00%	-10.6%	12/31/2018	1.33	0	0	0.75%	-10.4%
12/31/2017	1.45	104	151	1.25%	18.3%	12/31/2017	1.47	0	0	1.00%	18.6%	12/31/2017	1.49	0	0	0.75%	18.9%
12/31/2016	1.22	90	110	1.25%	6.9%	12/31/2016	1.24	0	0	1.00%	7.2%	12/31/2016	1.25	0	0	0.75%	7.5%
12/31/2015	1.14	89	102	1.25%	-3.3%	12/31/2015	1.16	0	0	1.00%	-3.0%	12/31/2015	1.17	0	0	0.75%	-2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.62	0	$0	0.50%	19.6%	12/31/2019	$1.65	0	$0	0.25%	19.9%	12/31/2019	$1.68	0	$0	0.00%	20.2%
12/31/2018	1.36	0	0	0.50%	-10.2%	12/31/2018	1.38	0	0	0.25%	-9.9%	12/31/2018	1.40	0	0	0.00%	-9.7%
12/31/2017	1.51	0	0	0.50%	19.2%	12/31/2017	1.53	0	0	0.25%	19.5%	12/31/2017	1.55	0	0	0.00%	19.8%
12/31/2016	1.27	0	0	0.50%	7.7%	12/31/2016	1.28	0	0	0.25%	8.0%	12/31/2016	1.30	0	0	0.00%	8.3%
12/31/2015	1.18	0	0	0.50%	-2.5%	12/31/2015	1.19	0	0	0.25%	-2.3%	12/31/2015	1.20	0	0	0.00%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	3.2%
2017	4.6%
2016	2.2%
2015	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Retirement 2035 Fund A Class - 06-682 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.53
Band 100	-	-	1.55
Band 75	-	-	1.58
Band 50	-	-	1.62
Band 25	-	-	1.65
Band 0	-	-	1.68
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.53	0	$0	1.25%	18.6%	12/31/2019	$1.55	0	$0	1.00%	18.9%	12/31/2019	$1.58	0	$0	0.75%	19.2%
12/31/2018	1.29	0	0	1.25%	-10.9%	12/31/2018	1.31	0	0	1.00%	-10.7%	12/31/2018	1.33	0	0	0.75%	-10.5%
12/31/2017	1.44	0	0	1.25%	18.3%	12/31/2017	1.46	0	0	1.00%	18.6%	12/31/2017	1.48	0	0	0.75%	18.9%
12/31/2016	1.22	0	0	1.25%	6.8%	12/31/2016	1.23	0	0	1.00%	7.1%	12/31/2016	1.25	0	0	0.75%	7.4%
12/31/2015	1.14	0	0	1.25%	-3.3%	12/31/2015	1.15	0	0	1.00%	-3.1%	12/31/2015	1.16	0	0	0.75%	-2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.62	0	$0	0.50%	19.5%	12/31/2019	$1.65	0	$0	0.25%	19.8%	12/31/2019	$1.68	0	$0	0.00%	20.1%
12/31/2018	1.35	0	0	0.50%	-10.2%	12/31/2018	1.37	0	0	0.25%	-10.0%	12/31/2018	1.40	0	0	0.00%	-9.8%
12/31/2017	1.51	0	0	0.50%	19.2%	12/31/2017	1.53	0	0	0.25%	19.5%	12/31/2017	1.55	0	0	0.00%	19.8%
12/31/2016	1.26	0	0	0.50%	7.6%	12/31/2016	1.28	0	0	0.25%	7.9%	12/31/2016	1.29	0	0	0.00%	8.2%
12/31/2015	1.17	0	0	0.50%	-2.6%	12/31/2015	1.18	0	0	0.25%	-2.3%	12/31/2015	1.19	0	0	0.00%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Retirement 2040 Fund Administrative Class - 06-643
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.59
Band 100	-	-	1.62
Band 75	-	-	1.65
Band 50	-	-	1.68
Band 25	-	-	1.71
Band 0	-	-	1.74
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(996)
Net investment income (loss)	(996)

Gain (loss) on investments:
Net realized gain (loss)	(21,408)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	53,391
Net gain (loss)	31,983

Increase (decrease) in net assets from operations	$30,987

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(996)	$6,647
Net realized gain (loss)	(21,408)	581
Realized gain distributions	-	24,528
Net change in unrealized appreciation (depreciation)	53,391	(88,714)

Increase (decrease) in net assets from operations	30,987	(56,958)

Contract owner transactions:
Proceeds from units sold	7,056	80,177
Cost of units redeemed	(454,328)	(959)
Account charges	(74)	(1,830)
Increase (decrease)	(447,346)	77,388
Net increase (decrease)	(416,359)	20,430
Net assets, beginning	416,359	395,929
Net assets, ending	$-	$416,359

Units sold	5,040	53,138
Units redeemed	(321,242)	(1,932)
Net increase (decrease)	(316,202)	51,206
Units outstanding, beginning	316,202	264,996
Units outstanding, ending	-	316,202

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$778,073
Cost of units redeemed/account charges	(837,585)
Net investment income (loss)	34,616
Net realized gain (loss)	(14,487)
Realized gain distributions	39,383
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.59	0	$0	1.25%	20.5%	12/31/2019	$1.62	0	$0	1.00%	20.8%	12/31/2019	$1.65	0	$0	0.75%	21.1%
12/31/2018	1.32	316	416	1.25%	-11.9%	12/31/2018	1.34	0	0	1.00%	-11.6%	12/31/2018	1.36	0	0	0.75%	-11.4%
12/31/2017	1.49	265	396	1.25%	19.4%	12/31/2017	1.52	0	0	1.00%	19.7%	12/31/2017	1.54	0	0	0.75%	20.0%
12/31/2016	1.25	240	300	1.25%	6.8%	12/31/2016	1.27	0	0	1.00%	7.1%	12/31/2016	1.28	0	0	0.75%	7.4%
12/31/2015	1.17	209	245	1.25%	-3.1%	12/31/2015	1.18	0	0	1.00%	-2.9%	12/31/2015	1.19	0	0	0.75%	-2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.68	0	$0	0.50%	21.4%	12/31/2019	$1.71	0	$0	0.25%	21.7%	12/31/2019	$1.74	0	$0	0.00%	22.0%
12/31/2018	1.38	0	0	0.50%	-11.2%	12/31/2018	1.41	0	0	0.25%	-11.0%	12/31/2018	1.43	0	0	0.00%	-10.8%
12/31/2017	1.56	0	0	0.50%	20.3%	12/31/2017	1.58	0	0	0.25%	20.6%	12/31/2017	1.60	0	0	0.00%	20.9%
12/31/2016	1.29	0	0	0.50%	7.6%	12/31/2016	1.31	0	0	0.25%	7.9%	12/31/2016	1.32	0	0	0.00%	8.2%
12/31/2015	1.20	0	0	0.50%	-2.4%	12/31/2015	1.21	0	0	0.25%	-2.2%	12/31/2015	1.22	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	3.0%
2017	5.8%
2016	2.3%
2015	2.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Retirement 2040 Fund A Class - 06-683 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.58
Band 100	-	-	1.61
Band 75	-	-	1.64
Band 50	-	-	1.67
Band 25	-	-	1.71
Band 0	-	-	1.74
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,009
Cost of units redeemed/account charges	(5,799)
Net investment income (loss)	97
Net realized gain (loss)	(357)
Realized gain distributions	50
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.58	0	$0	1.25%	20.4%	12/31/2019	$1.61	0	$0	1.00%	20.7%	12/31/2019	$1.64	0	$0	0.75%	21.0%
12/31/2018	1.31	0	0	1.25%	-11.9%	12/31/2018	1.34	0	0	1.00%	-11.7%	12/31/2018	1.36	0	0	0.75%	-11.4%
12/31/2017	1.49	0	0	1.25%	19.4%	12/31/2017	1.51	0	0	1.00%	19.7%	12/31/2017	1.53	0	0	0.75%	20.0%
12/31/2016	1.25	0	0	1.25%	6.7%	12/31/2016	1.26	0	0	1.00%	7.0%	12/31/2016	1.28	0	0	0.75%	7.3%
12/31/2015	1.17	4	5	1.25%	-3.1%	12/31/2015	1.18	0	0	1.00%	-2.9%	12/31/2015	1.19	0	0	0.75%	-2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.67	0	$0	0.50%	21.3%	12/31/2019	$1.71	0	$0	0.25%	21.6%	12/31/2019	$1.74	0	$0	0.00%	22.0%
12/31/2018	1.38	0	0	0.50%	-11.2%	12/31/2018	1.40	0	0	0.25%	-11.0%	12/31/2018	1.43	0	0	0.00%	-10.8%
12/31/2017	1.55	0	0	0.50%	20.3%	12/31/2017	1.58	0	0	0.25%	20.6%	12/31/2017	1.60	0	0	0.00%	20.9%
12/31/2016	1.29	0	0	0.50%	7.5%	12/31/2016	1.31	0	0	0.25%	7.8%	12/31/2016	1.32	0	0	0.00%	8.1%
12/31/2015	1.20	0	0	0.50%	-2.4%	12/31/2015	1.21	0	0	0.25%	-2.1%	12/31/2015	1.22	0	0	0.00%	-1.9%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	3.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Retirement 2045 Fund Administrative Class - 06-644
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.63
Band 100	-	-	1.67
Band 75	-	-	1.70
Band 50	-	-	1.73
Band 25	-	-	1.76
Band 0	-	-	1.80
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(631)
Net investment income (loss)	(631)

Gain (loss) on investments:
Net realized gain (loss)	(13,177)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	33,909
Net gain (loss)	20,732

Increase (decrease) in net assets from operations	$20,101

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(631)	$4,567
Net realized gain (loss)	(13,177)	4,528
Realized gain distributions	-	14,490
Net change in unrealized appreciation (depreciation)	33,909	(58,765)

Increase (decrease) in net assets from operations	20,101	(35,180)

Contract owner transactions:
Proceeds from units sold	11,441	65,867
Cost of units redeemed	(289,071)	(39,419)
Account charges	-	(1,420)
Increase (decrease)	(277,630)	25,028
Net increase (decrease)	(257,529)	(10,152)
Net assets, beginning	257,529	267,681
Net assets, ending	$-	$257,529

Units sold	7,977	43,688
Units redeemed	(199,238)	(26,630)
Net increase (decrease)	(191,261)	17,058
Units outstanding, beginning	191,261	174,203
Units outstanding, ending	-	191,261

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$670,743
Cost of units redeemed/account charges	(722,167)
Net investment income (loss)	24,737
Net realized gain (loss)	256
Realized gain distributions	26,431
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.63	0	$0	1.25%	21.4%	12/31/2019	$1.67	0	$0	1.00%	21.7%	12/31/2019	$1.70	0	$0	0.75%	22.0%
12/31/2018	1.35	191	258	1.25%	-12.4%	12/31/2018	1.37	0	0	1.00%	-12.2%	12/31/2018	1.39	0	0	0.75%	-11.9%
12/31/2017	1.54	174	268	1.25%	20.2%	12/31/2017	1.56	0	0	1.00%	20.5%	12/31/2017	1.58	0	0	0.75%	20.8%
12/31/2016	1.28	175	224	1.25%	7.4%	12/31/2016	1.29	0	0	1.00%	7.7%	12/31/2016	1.31	0	0	0.75%	7.9%
12/31/2015	1.19	172	205	1.25%	-3.2%	12/31/2015	1.20	0	0	1.00%	-3.0%	12/31/2015	1.21	0	0	0.75%	-2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.73	0	$0	0.50%	22.3%	12/31/2019	$1.76	0	$0	0.25%	22.6%	12/31/2019	$1.80	0	$0	0.00%	22.9%
12/31/2018	1.41	0	0	0.50%	-11.7%	12/31/2018	1.44	0	0	0.25%	-11.5%	12/31/2018	1.46	0	0	0.00%	-11.3%
12/31/2017	1.60	0	0	0.50%	21.1%	12/31/2017	1.63	0	0	0.25%	21.4%	12/31/2017	1.65	0	0	0.00%	21.7%
12/31/2016	1.32	0	0	0.50%	8.2%	12/31/2016	1.34	0	0	0.25%	8.5%	12/31/2016	1.35	0	0	0.00%	8.7%
12/31/2015	1.22	0	0	0.50%	-2.5%	12/31/2015	1.23	0	0	0.25%	-2.2%	12/31/2015	1.25	0	0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	3.0%
2017	5.7%
2016	2.5%
2015	2.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Retirement 2045 Fund A Class - 06-684
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.63
Band 100	-	-	1.66
Band 75	-	-	1.69
Band 50	-	-	1.72
Band 25	-	-	1.76
Band 0	-	-	1.79
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	(2)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	(2)

Contract owner transactions:
Proceeds from units sold	-	139
Cost of units redeemed	-	(92)
Account charges	-	(45)
Increase (decrease)	-	2
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	90
Units redeemed	-	(90)
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,183
Cost of units redeemed/account charges	(1,931)
Net investment income (loss)	52
Net realized gain (loss)	(332)
Realized gain distributions	28
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.63	0	$0	1.25%	21.3%	12/31/2019	$1.66	0	$0	1.00%	21.6%	12/31/2019	$1.69	0	$0	0.75%	21.9%
12/31/2018	1.34	0	0	1.25%	-12.4%	12/31/2018	1.37	0	0	1.00%	-12.2%	12/31/2018	1.39	0	0	0.75%	-12.0%
12/31/2017	1.53	0	0	1.25%	20.2%	12/31/2017	1.56	0	0	1.00%	20.5%	12/31/2017	1.58	0	0	0.75%	20.8%
12/31/2016	1.28	0	0	1.25%	7.3%	12/31/2016	1.29	0	0	1.00%	7.6%	12/31/2016	1.31	0	0	0.75%	7.8%
12/31/2015	1.19	2	2	1.25%	-3.3%	12/31/2015	1.20	0	0	1.00%	-3.0%	12/31/2015	1.21	0	0	0.75%	-2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.72	0	$0	0.50%	22.2%	12/31/2019	$1.76	0	$0	0.25%	22.5%	12/31/2019	$1.79	0	$0	0.00%	22.8%
12/31/2018	1.41	0	0	0.50%	-11.8%	12/31/2018	1.43	0	0	0.25%	-11.5%	12/31/2018	1.46	0	0	0.00%	-11.3%
12/31/2017	1.60	0	0	0.50%	21.1%	12/31/2017	1.62	0	0	0.25%	21.4%	12/31/2017	1.64	0	0	0.00%	21.7%
12/31/2016	1.32	0	0	0.50%	8.1%	12/31/2016	1.34	0	0	0.25%	8.4%	12/31/2016	1.35	0	0	0.00%	8.6%
12/31/2015	1.22	0	0	0.50%	-2.6%	12/31/2015	1.23	0	0	0.25%	-2.3%	12/31/2015	1.24	0	0	0.00%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Retirement 2050 Fund Administrative Class - 06-647
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.65
Band 100	-	-	1.68
Band 75	-	-	1.71
Band 50	-	-	1.75
Band 25	-	-	1.78
Band 0	-	-	1.81
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(598)
Net investment income (loss)	(598)

Gain (loss) on investments:
Net realized gain (loss)	(11,770)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	32,219
Net gain (loss)	20,449

Increase (decrease) in net assets from operations	$19,851

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(598)	$4,525
Net realized gain (loss)	(11,770)	1,773
Realized gain distributions	-	12,673
Net change in unrealized appreciation (depreciation)	32,219	(54,748)

Increase (decrease) in net assets from operations	19,851	(35,777)

Contract owner transactions:
Proceeds from units sold	5,338	50,715
Cost of units redeemed	(271,680)	(16,292)
Account charges	(75)	(1,508)
Increase (decrease)	(266,417)	32,915
Net increase (decrease)	(246,566)	(2,862)
Net assets, beginning	246,566	249,428
Net assets, ending	$-	$246,566

Units sold	3,697	34,431
Units redeemed	(186,181)	(13,065)
Net increase (decrease)	(182,484)	21,366
Units outstanding, beginning	182,484	161,118
Units outstanding, ending	-	182,484

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$486,027
Cost of units redeemed/account charges	(516,700)
Net investment income (loss)	20,061
Net realized gain (loss)	(15,442)
Realized gain distributions	26,054
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.65	0	$0	1.25%	22.0%	12/31/2019	$1.68	0	$0	1.00%	22.4%	12/31/2019	$1.71	0	$0	0.75%	22.7%
12/31/2018	1.35	182	247	1.25%	-12.7%	12/31/2018	1.37	0	0	1.00%	-12.5%	12/31/2018	1.40	0	0	0.75%	-12.3%
12/31/2017	1.55	161	249	1.25%	20.3%	12/31/2017	1.57	0	0	1.00%	20.6%	12/31/2017	1.59	0	0	0.75%	20.9%
12/31/2016	1.29	157	202	1.25%	7.5%	12/31/2016	1.30	0	0	1.00%	7.8%	12/31/2016	1.32	0	0	0.75%	8.1%
12/31/2015	1.20	153	183	1.25%	-3.5%	12/31/2015	1.21	0	0	1.00%	-3.2%	12/31/2015	1.22	0	0	0.75%	-3.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.75	0	$0	0.50%	23.0%	12/31/2019	$1.78	0	$0	0.25%	23.3%	12/31/2019	$1.81	0	$0	0.00%	23.6%
12/31/2018	1.42	0	0	0.50%	-12.1%	12/31/2018	1.44	0	0	0.25%	-11.8%	12/31/2018	1.47	0	0	0.00%	-11.6%
12/31/2017	1.61	0	0	0.50%	21.2%	12/31/2017	1.64	0	0	0.25%	21.5%	12/31/2017	1.66	0	0	0.00%	21.8%
12/31/2016	1.33	0	0	0.50%	8.3%	12/31/2016	1.35	0	0	0.25%	8.6%	12/31/2016	1.36	0	0	0.00%	8.9%
12/31/2015	1.23	0	0	0.50%	-2.7%	12/31/2015	1.24	0	0	0.25%	-2.5%	12/31/2015	1.25	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	3.2%
2017	6.1%
2016	2.5%
2015	2.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Retirement 2050 Fund A Class - 06-686
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,990	$3,051	145
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$2,985

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,985	1,815	$1.64
Band 100	-	-	1.68
Band 75	-	-	1.71
Band 50	-	-	1.74
Band 25	-	-	1.77
Band 0	-	-	1.81
Total	$2,985	1,815

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$39
Mortality & expense charges	(26)
Net investment income (loss)	13

Gain (loss) on investments:
Net realized gain (loss)	(4)
Realized gain distributions	186
Net change in unrealized appreciation (depreciation)	208
Net gain (loss)	390

Increase (decrease) in net assets from operations	$403

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$13	$29
Net realized gain (loss)	(4)	-
Realized gain distributions	186	66
Net change in unrealized appreciation (depreciation)	208	(269)

Increase (decrease) in net assets from operations	403	(174)

Contract owner transactions:
Proceeds from units sold	1,325	1,451
Cost of units redeemed	-	-
Account charges	(20)	(20)
Increase (decrease)	1,305	1,431
Net increase (decrease)	1,708	1,257
Net assets, beginning	1,277	20
Net assets, ending	$2,985	$1,277

Units sold	880	947
Units redeemed	(12)	(13)
Net increase (decrease)	868	934
Units outstanding, beginning	947	13
Units outstanding, ending	1,815	947

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,282
Cost of units redeemed/account charges	(1,488)
Net investment income (loss)	70
Net realized gain (loss)	(120)
Realized gain distributions	302
Net change in unrealized appreciation (depreciation)	(61)
Net assets	$2,985

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.64	2	$3	1.25%	22.0%	12/31/2019	$1.68	0	$0	1.00%	22.3%	12/31/2019	$1.71	0	$0	0.75%	22.6%
12/31/2018	1.35	1	1	1.25%	-12.7%	12/31/2018	1.37	0	0	1.00%	-12.5%	12/31/2018	1.39	0	0	0.75%	-12.3%
12/31/2017	1.54	0	0	1.25%	20.3%	12/31/2017	1.57	0	0	1.00%	20.6%	12/31/2017	1.59	0	0	0.75%	20.9%
12/31/2016	1.28	0	0	1.25%	7.4%	12/31/2016	1.30	0	0	1.00%	7.7%	12/31/2016	1.31	0	0	0.75%	7.9%
12/31/2015	1.20	1	1	1.25%	-3.5%	12/31/2015	1.21	0	0	1.00%	-3.3%	12/31/2015	1.22	0	0	0.75%	-3.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.74	0	$0	0.50%	22.9%	12/31/2019	$1.77	0	$0	0.25%	23.2%	12/31/2019	$1.81	0	$0	0.00%	23.5%
12/31/2018	1.42	0	0	0.50%	-12.1%	12/31/2018	1.44	0	0	0.25%	-11.9%	12/31/2018	1.46	0	0	0.00%	-11.6%
12/31/2017	1.61	0	0	0.50%	21.2%	12/31/2017	1.63	0	0	0.25%	21.5%	12/31/2017	1.66	0	0	0.00%	21.8%
12/31/2016	1.33	0	0	0.50%	8.2%	12/31/2016	1.34	0	0	0.25%	8.5%	12/31/2016	1.36	0	0	0.00%	8.8%
12/31/2015	1.23	0	0	0.50%	-2.8%	12/31/2015	1.24	0	0	0.25%	-2.5%	12/31/2015	1.25	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.8%
2018	6.0%
2017	0.0%
2016	0.0%
2015	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Retirement 2055 Fund Administrative Class - 06-648
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.65
Band 100	-	-	1.68
Band 75	-	-	1.72
Band 50	-	-	1.75
Band 25	-	-	1.78
Band 0	-	-	1.82
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(483)
Net investment income (loss)	(483)

Gain (loss) on investments:
Net realized gain (loss)	(13,468)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	29,494
Net gain (loss)	16,026

Increase (decrease) in net assets from operations	$15,543

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(483)	$3,813
Net realized gain (loss)	(13,468)	3,209
Realized gain distributions	-	8,967
Net change in unrealized appreciation (depreciation)	29,494	(41,771)

Increase (decrease) in net assets from operations	15,543	(25,782)

Contract owner transactions:
Proceeds from units sold	14,390	96,184
Cost of units redeemed	(224,137)	(23,992)
Account charges	-	(1,380)
Increase (decrease)	(209,747)	70,812
Net increase (decrease)	(194,204)	45,030
Net assets, beginning	194,204	149,174
Net assets, ending	$-	$194,204

Units sold	9,977	63,235
Units redeemed	(153,346)	(16,274)
Net increase (decrease)	(143,369)	46,961
Units outstanding, beginning	143,369	96,408
Units outstanding, ending	-	143,369

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$314,744
Cost of units redeemed/account charges	(333,483)
Net investment income (loss)	11,829
Net realized gain (loss)	(6,913)
Realized gain distributions	13,823
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.65	0	$0	1.25%	21.9%	12/31/2019	$1.68	0	$0	1.00%	22.2%	12/31/2019	$1.72	0	$0	0.75%	22.5%
12/31/2018	1.35	143	194	1.25%	-12.5%	12/31/2018	1.38	0	0	1.00%	-12.2%	12/31/2018	1.40	0	0	0.75%	-12.0%
12/31/2017	1.55	96	149	1.25%	20.3%	12/31/2017	1.57	0	0	1.00%	20.6%	12/31/2017	1.59	0	0	0.75%	20.9%
12/31/2016	1.29	87	112	1.25%	7.0%	12/31/2016	1.30	0	0	1.00%	7.3%	12/31/2016	1.32	0	0	0.75%	7.5%
12/31/2015	1.20	60	72	1.25%	-3.3%	12/31/2015	1.21	0	0	1.00%	-3.1%	12/31/2015	1.22	0	0	0.75%	-2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.75	0	$0	0.50%	22.8%	12/31/2019	$1.78	0	$0	0.25%	23.2%	12/31/2019	$1.82	0	$0	0.00%	23.5%
12/31/2018	1.42	0	0	0.50%	-11.8%	12/31/2018	1.45	0	0	0.25%	-11.6%	12/31/2018	1.47	0	0	0.00%	-11.3%
12/31/2017	1.61	0	0	0.50%	21.2%	12/31/2017	1.64	0	0	0.25%	21.5%	12/31/2017	1.66	0	0	0.00%	21.8%
12/31/2016	1.33	0	0	0.50%	7.8%	12/31/2016	1.35	0	0	0.25%	8.1%	12/31/2016	1.36	0	0	0.00%	8.3%
12/31/2015	1.24	0	0	0.50%	-2.6%	12/31/2015	1.25	0	0	0.25%	-2.4%	12/31/2015	1.26	0	0	0.00%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	3.5%
2017	6.1%
2016	2.4%
2015	3.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Retirement 2055 Fund A Class - 06-687 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.65
Band 100	-	-	1.68
Band 75	-	-	1.71
Band 50	-	-	1.74
Band 25	-	-	1.78
Band 0	-	-	1.81
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,258
Cost of units redeemed/account charges	(2,284)
Net investment income (loss)	14
Net realized gain (loss)	(6)
Realized gain distributions	18
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.65	0	$0	1.25%	21.9%	12/31/2019	$1.68	0	$0	1.00%	22.2%	12/31/2019	$1.71	0	$0	0.75%	22.5%
12/31/2018	1.35	0	0	1.25%	-12.5%	12/31/2018	1.37	0	0	1.00%	-12.3%	12/31/2018	1.40	0	0	0.75%	-12.1%
12/31/2017	1.54	0	0	1.25%	20.2%	12/31/2017	1.56	0	0	1.00%	20.5%	12/31/2017	1.59	0	0	0.75%	20.8%
12/31/2016	1.28	0	0	1.25%	7.0%	12/31/2016	1.30	0	0	1.00%	7.3%	12/31/2016	1.31	0	0	0.75%	7.5%
12/31/2015	1.20	1	1	1.25%	-3.4%	12/31/2015	1.21	0	0	1.00%	-3.1%	12/31/2015	1.22	0	0	0.75%	-2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.74	0	$0	0.50%	22.8%	12/31/2019	$1.78	0	$0	0.25%	23.1%	12/31/2019	$1.81	0	$0	0.00%	23.4%
12/31/2018	1.42	0	0	0.50%	-11.8%	12/31/2018	1.44	0	0	0.25%	-11.6%	12/31/2018	1.47	0	0	0.00%	-11.4%
12/31/2017	1.61	0	0	0.50%	21.1%	12/31/2017	1.63	0	0	0.25%	21.4%	12/31/2017	1.65	0	0	0.00%	21.7%
12/31/2016	1.33	0	0	0.50%	7.8%	12/31/2016	1.34	0	0	0.25%	8.1%	12/31/2016	1.36	0	0	0.00%	8.4%
12/31/2015	1.23	0	0	0.50%	-2.7%	12/31/2015	1.24	0	0	0.25%	-2.4%	12/31/2015	1.26	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	3.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Multi-Asset Income Fund Administrative Class - 06-649
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.29
Band 75	-	-	1.31
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.39
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,687
Mortality & expense charges	(1,156)
Net investment income (loss)	3,531

Gain (loss) on investments:
Net realized gain (loss)	(38,152)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	60,792
Net gain (loss)	22,640

Increase (decrease) in net assets from operations	$26,171

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,531	$20,013
Net realized gain (loss)	(38,152)	(12,865)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	60,792	(58,643)

Increase (decrease) in net assets from operations	26,171	(51,495)

Contract owner transactions:
Proceeds from units sold	5,473	37,114
Cost of units redeemed	(520,714)	(307,363)
Account charges	-	(2,289)
Increase (decrease)	(515,241)	(272,538)
Net increase (decrease)	(489,070)	(324,033)
Net assets, beginning	489,070	813,103
Net assets, ending	$-	$489,070

Units sold	4,725	31,969
Units redeemed	(446,228)	(265,361)
Net increase (decrease)	(441,503)	(233,392)
Units outstanding, beginning	441,503	674,895
Units outstanding, ending	-	441,503

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$939,366
Cost of units redeemed/account charges	(971,317)
Net investment income (loss)	69,159
Net realized gain (loss)	(51,434)
Realized gain distributions	14,226
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	0	$0	1.25%	14.1%	12/31/2019	$1.29	0	$0	1.00%	14.4%	12/31/2019	$1.31	0	$0	0.75%	14.7%
12/31/2018	1.11	442	489	1.25%	-8.1%	12/31/2018	1.13	0	0	1.00%	-7.8%	12/31/2018	1.14	0	0	0.75%	-7.6%
12/31/2017	1.20	675	813	1.25%	8.3%	12/31/2017	1.22	0	0	1.00%	8.6%	12/31/2017	1.24	0	0	0.75%	8.8%
12/31/2016	1.11	701	780	1.25%	6.1%	12/31/2016	1.13	0	0	1.00%	6.3%	12/31/2016	1.14	0	0	0.75%	6.6%
12/31/2015	1.05	0	0	1.25%	-3.0%	12/31/2015	1.06	0	0	1.00%	-2.8%	12/31/2015	1.07	0	0	0.75%	-2.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	0	$0	0.50%	15.0%	12/31/2019	$1.36	0	$0	0.25%	15.3%	12/31/2019	$1.39	0	$0	0.00%	15.6%
12/31/2018	1.16	0	0	0.50%	-7.4%	12/31/2018	1.18	0	0	0.25%	-7.1%	12/31/2018	1.20	0	0	0.00%	-6.9%
12/31/2017	1.26	0	0	0.50%	9.1%	12/31/2017	1.27	0	0	0.25%	9.4%	12/31/2017	1.29	0	0	0.00%	9.7%
12/31/2016	1.15	0	0	0.50%	6.9%	12/31/2016	1.16	0	0	0.25%	7.1%	12/31/2016	1.18	0	0	0.00%	7.4%
12/31/2015	1.08	0	0	0.50%	-2.3%	12/31/2015	1.09	0	0	0.25%	-2.0%	12/31/2015	1.10	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
2018	4.2%
2017	5.3%
2016	4.1%
2015	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI NFJ Dividend Value Fund R Class - 06-203
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$317,057	$365,872	26,966
Receivables: investments sold	-
Payables: investments purchased	(1,823)
Net assets	$315,234

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$229,555	138,956	$1.65
Band 100	85,679	50,180	1.71
Band 75	-	-	1.76
Band 50	-	-	1.82
Band 25	-	-	1.88
Band 0	-	-	1.95
Total	$315,234	189,136

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$5,564
Mortality & expense charges	(4,275)
Net investment income (loss)	1,289

Gain (loss) on investments:
Net realized gain (loss)	(47,491)
Realized gain distributions	34,199
Net change in unrealized appreciation (depreciation)	86,254
Net gain (loss)	72,962

Increase (decrease) in net assets from operations	$74,251

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,289	$394
Net realized gain (loss)	(47,491)	(6,988)
Realized gain distributions	34,199	70,744
Net change in unrealized appreciation (depreciation)	86,254	(112,854)

Increase (decrease) in net assets from operations	74,251	(48,704)

Contract owner transactions:
Proceeds from units sold	38,114	64,432
Cost of units redeemed	(162,746)	(93,661)
Account charges	(51)	(253)
Increase (decrease)	(124,683)	(29,482)
Net increase (decrease)	(50,432)	(78,186)
Net assets, beginning	365,666	443,852
Net assets, ending	$315,234	$365,666

Units sold	25,623	42,291
Units redeemed	(106,659)	(62,848)
Net increase (decrease)	(81,036)	(20,557)
Units outstanding, beginning	270,172	290,729
Units outstanding, ending	189,136	270,172

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$11,325,551
Cost of units redeemed/account charges	(13,353,794)
Net investment income (loss)	355,730
Net realized gain (loss)	1,661,537
Realized gain distributions	375,025
Net change in unrealized appreciation (depreciation)	(48,815)
Net assets	$315,234

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.65	139	$230	1.25%	22.8%	12/31/2019	$1.71	50	$86	1.00%	23.1%	12/31/2019	$1.76	0	$0	0.75%	23.4%
12/31/2018	1.35	216	291	1.25%	-11.5%	12/31/2018	1.39	54	75	1.00%	-11.2%	12/31/2018	1.43	0	0	0.75%	-11.0%
12/31/2017	1.52	240	365	1.25%	14.0%	12/31/2017	1.56	51	79	1.00%	14.3%	12/31/2017	1.61	0	0	0.75%	14.6%
12/31/2016	1.33	615	819	1.25%	14.1%	12/31/2016	1.37	54	74	1.00%	14.4%	12/31/2016	1.40	0	0	0.75%	14.7%
12/31/2015	1.17	1,035	1,208	1.25%	-10.0%	12/31/2015	1.19	56	67	1.00%	-9.8%	12/31/2015	1.22	0	0	0.75%	-9.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.82	0	$0	0.50%	23.7%	12/31/2019	$1.88	0	$0	0.25%	24.0%	12/31/2019	$1.95	0	$0	0.00%	24.4%
12/31/2018	1.47	0	0	0.50%	-10.8%	12/31/2018	1.52	0	0	0.25%	-10.6%	12/31/2018	1.57	0	0	0.00%	-10.3%
12/31/2017	1.65	0	0	0.50%	14.9%	12/31/2017	1.70	0	0	0.25%	15.2%	12/31/2017	1.75	0	0	0.00%	15.4%
12/31/2016	1.44	0	0	0.50%	15.0%	12/31/2016	1.48	0	0	0.25%	15.3%	12/31/2016	1.51	86	130	0.00%	15.6%
12/31/2015	1.25	0	0	0.50%	-9.3%	12/31/2015	1.28	0	0	0.25%	-9.1%	12/31/2015	1.31	195	256	0.00%	-8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	1.4%
2017	1.1%
2016	2.0%
2015	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Multi-Asset Income Fund A Class - 06-688 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.34
Band 50	-	-	1.36
Band 25	-	-	1.39
Band 0	-	-	1.42
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	0	$0	1.25%	15.5%	12/31/2019	$1.31	0	$0	1.00%	15.8%	12/31/2019	$1.34	0	$0	0.75%	16.1%
12/31/2018	1.11	0	0	1.25%	-8.1%	12/31/2018	1.13	0	0	1.00%	-7.9%	12/31/2018	1.15	0	0	0.75%	-7.7%
12/31/2017	1.21	0	0	1.25%	8.2%	12/31/2017	1.23	0	0	1.00%	8.5%	12/31/2017	1.25	0	0	0.75%	8.8%
12/31/2016	1.12	0	0	1.25%	7.1%	12/31/2016	1.13	0	0	1.00%	7.4%	12/31/2016	1.15	0	0	0.75%	7.7%
12/31/2015	1.05	0	0	1.25%	-3.0%	12/31/2015	1.06	0	0	1.00%	-2.8%	12/31/2015	1.07	0	0	0.75%	-2.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	0	$0	0.50%	16.4%	12/31/2019	$1.39	0	$0	0.25%	16.7%	12/31/2019	$1.42	0	$0	0.00%	16.9%
12/31/2018	1.17	0	0	0.50%	-7.4%	12/31/2018	1.19	0	0	0.25%	-7.2%	12/31/2018	1.21	0	0	0.00%	-7.0%
12/31/2017	1.27	0	0	0.50%	9.0%	12/31/2017	1.28	0	0	0.25%	9.3%	12/31/2017	1.30	0	0	0.00%	9.6%
12/31/2016	1.16	0	0	0.50%	7.9%	12/31/2016	1.17	0	0	0.25%	8.2%	12/31/2016	1.19	0	0	0.00%	8.5%
12/31/2015	1.08	0	0	0.50%	-2.3%	12/31/2015	1.08	0	0	0.25%	-2.0%	12/31/2015	1.09	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI NFJ Mid-Cap Value Fund Administrative Class - 06-765
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$828,307	$833,208	26,056
Receivables: investments sold	-
Payables: investments purchased	(1,545)
Net assets	$826,762

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$798,157	270,634	$2.95
Band 100	-	-	3.07
Band 75	-	-	3.20
Band 50	-	-	3.33
Band 25	-	-	3.47
Band 0	28,605	7,785	3.67
Total	$826,762	278,419

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$9,000
Mortality & expense charges	(8,289)
Net investment income (loss)	711

Gain (loss) on investments:
Net realized gain (loss)	(731)
Realized gain distributions	54,589
Net change in unrealized appreciation (depreciation)	107,329
Net gain (loss)	161,187

Increase (decrease) in net assets from operations	$161,898

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$711	$1,743
Net realized gain (loss)	(731)	30,353
Realized gain distributions	54,589	30
Net change in unrealized appreciation (depreciation)	107,329	(143,368)

Increase (decrease) in net assets from operations	161,898	(111,242)

Contract owner transactions:
Proceeds from units sold	217,097	724,483
Cost of units redeemed	(129,754)	(242,411)
Account charges	(256)	(208)
Increase (decrease)	87,087	481,864
Net increase (decrease)	248,985	370,622
Net assets, beginning	577,777	207,155
Net assets, ending	$826,762	$577,777

Units sold	76,509	265,525
Units redeemed	(46,656)	(90,263)
Net increase (decrease)	29,853	175,262
Units outstanding, beginning	248,566	73,304
Units outstanding, ending	278,419	248,566

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$8,581,177
Cost of units redeemed/account charges	(9,131,716)
Net investment income (loss)	(209,936)
Net realized gain (loss)	(921,647)
Realized gain distributions	2,513,785
Net change in unrealized appreciation (depreciation)	(4,901)
Net assets	$826,762

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.95	271	$798	1.25%	27.4%	12/31/2019	$3.07	0	$0	1.00%	27.8%	12/31/2019	$3.20	0	$0	0.75%	28.1%
12/31/2018	2.31	244	564	1.25%	-17.2%	12/31/2018	2.40	0	0	1.00%	-17.0%	12/31/2018	2.50	0	0	0.75%	-16.8%
12/31/2017	2.80	70	195	1.25%	25.2%	12/31/2017	2.90	0	0	1.00%	25.5%	12/31/2017	3.00	0	0	0.75%	25.8%
12/31/2016	2.23	56	124	1.25%	15.5%	12/31/2016	2.31	0	0	1.00%	15.8%	12/31/2016	2.39	0	0	0.75%	16.1%
12/31/2015	1.93	362	700	1.25%	-4.5%	12/31/2015	1.99	0	0	1.00%	-4.3%	12/31/2015	2.06	0	0	0.75%	-4.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.33	0	$0	0.50%	28.4%	12/31/2019	$3.47	0	$0	0.25%	28.7%	12/31/2019	$3.67	8	$29	0.00%	29.0%
12/31/2018	2.59	0	0	0.50%	-16.6%	12/31/2018	2.70	0	0	0.25%	-16.4%	12/31/2018	2.85	5	14	0.00%	-16.2%
12/31/2017	3.11	0	0	0.50%	26.1%	12/31/2017	3.22	0	0	0.25%	26.4%	12/31/2017	3.40	4	13	0.00%	26.7%
12/31/2016	2.47	0	0	0.50%	16.3%	12/31/2016	2.55	0	0	0.25%	16.6%	12/31/2016	2.68	3	7	0.00%	16.9%
12/31/2015	2.12	0	0	0.50%	-3.8%	12/31/2015	2.19	0	0	0.25%	-3.5%	12/31/2015	2.29	1	3	0.00%	-3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	1.8%
2017	1.2%
2016	0.4%
2015	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AMG Managers Cadence Mid Cap Fund Investor Class - 06-846
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$837	$798	31
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$837

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$381	183	$2.09
Band 100	456	215	2.12
Band 75	-	-	2.16
Band 50	-	-	2.20
Band 25	-	-	2.24
Band 0	-	-	2.28
Total	$837	398

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3
Mortality & expense charges	(153)
Net investment income (loss)	(150)

Gain (loss) on investments:
Net realized gain (loss)	(123)
Realized gain distributions	26
Net change in unrealized appreciation (depreciation)	291
Net gain (loss)	194

Increase (decrease) in net assets from operations	$44

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(150)	$(33)
Net realized gain (loss)	(123)	432
Realized gain distributions	26	168
Net change in unrealized appreciation (depreciation)	291	(534)

Increase (decrease) in net assets from operations	44	33

Contract owner transactions:
Proceeds from units sold	435	133
Cost of units redeemed	(575)	(3,839)
Account charges	(1)	(1)
Increase (decrease)	(141)	(3,707)
Net increase (decrease)	(97)	(3,674)
Net assets, beginning	934	4,608
Net assets, ending	$837	$934

Units sold	283	68
Units redeemed	(433)	(1,933)
Net increase (decrease)	(150)	(1,865)
Units outstanding, beginning	548	2,413
Units outstanding, ending	398	548

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$76,704
Cost of units redeemed/account charges	(91,371)
Net investment income (loss)	(1,021)
Net realized gain (loss)	9,929
Realized gain distributions	6,557
Net change in unrealized appreciation (depreciation)	39
Net assets	$837

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.09	0	$0	1.25%	23.6%	12/31/2019	$2.12	0	$0	1.00%	23.9%	12/31/2019	$2.16	0	$0	0.75%	24.3%
12/31/2018	1.69	0	0	1.25%	-11.5%	12/31/2018	1.71	0	1	1.00%	-11.3%	12/31/2018	1.74	0	0	0.75%	-11.1%
12/31/2017	1.91	2	4	1.25%	23.9%	12/31/2017	1.93	0	1	1.00%	24.2%	12/31/2017	1.96	0	0	0.75%	24.5%
12/31/2016	1.54	7	11	1.25%	5.7%	12/31/2016	1.55	1	1	1.00%	6.0%	12/31/2016	1.57	0	0	0.75%	6.3%
12/31/2015	1.45	7	10	1.25%	-2.5%	12/31/2015	1.47	5	7	1.00%	-2.2%	12/31/2015	1.48	0	0	0.75%	-2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.20	0	$0	0.50%	24.6%	12/31/2019	$2.24	0	$0	0.25%	24.9%	12/31/2019	$2.28	0	$0	0.00%	25.2%
12/31/2018	1.77	0	0	0.50%	-10.9%	12/31/2018	1.79	0	0	0.25%	-10.6%	12/31/2018	1.82	0	0	0.00%	-10.4%
12/31/2017	1.98	0	0	0.50%	24.8%	12/31/2017	2.01	0	0	0.25%	25.1%	12/31/2017	2.03	0	0	0.00%	25.5%
12/31/2016	1.59	0	0	0.50%	6.5%	12/31/2016	1.60	0	0	0.25%	6.8%	12/31/2016	1.62	0	0	0.00%	7.1%
12/31/2015	1.49	0	0	0.50%	-1.7%	12/31/2015	1.50	0	0	0.25%	-1.5%	12/31/2015	1.51	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.3%
2018	0.0%
2017	0.0%
2016	0.4%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AMG Managers Cadence Mid Cap Fund Service Class - 06-199
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,446	$12,603	446
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$12,447

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,447	5,714	$2.18
Band 100	-	-	2.25
Band 75	-	-	2.33
Band 50	-	-	2.40
Band 25	-	-	2.49
Band 0	-	-	2.57
Total	$12,447	5,714

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$66
Mortality & expense charges	(170)
Net investment income (loss)	(104)

Gain (loss) on investments:
Net realized gain (loss)	(514)
Realized gain distributions	384
Net change in unrealized appreciation (depreciation)	3,120
Net gain (loss)	2,990

Increase (decrease) in net assets from operations	$2,886

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(104)	$(110)
Net realized gain (loss)	(514)	7
Realized gain distributions	384	2,198
Net change in unrealized appreciation (depreciation)	3,120	(3,580)

Increase (decrease) in net assets from operations	2,886	(1,485)

Contract owner transactions:
Proceeds from units sold	1,012	2,379
Cost of units redeemed	(4,153)	(22)
Account charges	-	-
Increase (decrease)	(3,141)	2,357
Net increase (decrease)	(255)	872
Net assets, beginning	12,702	11,830
Net assets, ending	$12,447	$12,702

Units sold	499	1,271
Units redeemed	(2,011)	(10)
Net increase (decrease)	(1,512)	1,261
Units outstanding, beginning	7,226	5,965
Units outstanding, ending	5,714	7,226

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$22,665
Cost of units redeemed/account charges	(13,694)
Net investment income (loss)	(372)
Net realized gain (loss)	194
Realized gain distributions	3,811
Net change in unrealized appreciation (depreciation)	(157)
Net assets	$12,447

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.18	6	$12	1.25%	23.9%	12/31/2019	$2.25	0	$0	1.00%	24.2%	12/31/2019	$2.33	0	$0	0.75%	24.5%
12/31/2018	1.76	7	13	1.25%	-11.4%	12/31/2018	1.81	0	0	1.00%	-11.1%	12/31/2018	1.87	0	0	0.75%	-10.9%
12/31/2017	1.98	6	12	1.25%	24.2%	12/31/2017	2.04	0	0	1.00%	24.5%	12/31/2017	2.10	0	0	0.75%	24.8%
12/31/2016	1.60	0	0	1.25%	5.9%	12/31/2016	1.64	0	0	1.00%	6.2%	12/31/2016	1.68	0	0	0.75%	6.4%
12/31/2015	1.51	0	0	1.25%	-2.3%	12/31/2015	1.54	0	0	1.00%	-2.0%	12/31/2015	1.58	0	0	0.75%	-1.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.40	0	$0	0.50%	24.9%	12/31/2019	$2.49	0	$0	0.25%	25.2%	12/31/2019	$2.57	0	$0	0.00%	25.5%
12/31/2018	1.93	0	0	0.50%	-10.7%	12/31/2018	1.99	0	0	0.25%	-10.5%	12/31/2018	2.05	0	0	0.00%	-10.2%
12/31/2017	2.16	0	0	0.50%	25.1%	12/31/2017	2.22	0	0	0.25%	25.4%	12/31/2017	2.28	0	0	0.00%	25.7%
12/31/2016	1.72	0	0	0.50%	6.7%	12/31/2016	1.77	0	0	0.25%	6.9%	12/31/2016	1.81	0	0	0.00%	7.2%
12/31/2015	1.62	0	0	0.50%	-1.6%	12/31/2015	1.65	0	0	0.25%	-1.3%	12/31/2015	1.69	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.5%
2018	0.4%
2017	0.0%
2016	1.2%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI NFJ Mid-Cap Value Fund R Class - 06-695
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$491,941	$475,149	18,995
Receivables: investments sold	-
Payables: investments purchased	(338)
Net assets	$491,603

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$365,702	125,552	$2.91
Band 100	125,901	41,502	3.03
Band 75	-	-	3.16
Band 50	-	-	3.29
Band 25	-	-	3.43
Band 0	-	-	3.57
Total	$491,603	167,054

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$5,165
Mortality & expense charges	(4,651)
Net investment income (loss)	514

Gain (loss) on investments:
Net realized gain (loss)	6,148
Realized gain distributions	40,036
Net change in unrealized appreciation (depreciation)	43,798
Net gain (loss)	89,982

Increase (decrease) in net assets from operations	$90,496

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$514	$(1,436)
Net realized gain (loss)	6,148	28,454
Realized gain distributions	40,036	21
Net change in unrealized appreciation (depreciation)	43,798	(103,558)

Increase (decrease) in net assets from operations	90,496	(76,519)

Contract owner transactions:
Proceeds from units sold	158,847	49,716
Cost of units redeemed	(82,559)	(226,612)
Account charges	(64)	(94)
Increase (decrease)	76,224	(176,990)
Net increase (decrease)	166,720	(253,509)
Net assets, beginning	324,883	578,392
Net assets, ending	$491,603	$324,883

Units sold	57,890	18,147
Units redeemed	(30,765)	(83,477)
Net increase (decrease)	27,125	(65,330)
Units outstanding, beginning	139,929	205,259
Units outstanding, ending	167,054	139,929

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,358,982
Cost of units redeemed/account charges	(1,140,131)
Net investment income (loss)	4,418
Net realized gain (loss)	137,473
Realized gain distributions	114,069
Net change in unrealized appreciation (depreciation)	16,792
Net assets	$491,603

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.91	126	$366	1.25%	27.0%	12/31/2019	$3.03	42	$126	1.00%	27.4%	12/31/2019	$3.16	0	$0	0.75%	27.7%
12/31/2018	2.29	94	217	1.25%	-17.5%	12/31/2018	2.38	45	108	1.00%	-17.3%	12/31/2018	2.47	0	0	0.75%	-17.1%
12/31/2017	2.78	128	356	1.25%	24.7%	12/31/2017	2.88	77	222	1.00%	25.0%	12/31/2017	2.99	0	0	0.75%	25.4%
12/31/2016	2.23	77	172	1.25%	15.1%	12/31/2016	2.30	83	191	1.00%	15.4%	12/31/2016	2.38	0	0	0.75%	15.6%
12/31/2015	1.94	123	239	1.25%	-4.9%	12/31/2015	2.00	82	164	1.00%	-4.6%	12/31/2015	2.06	0	0	0.75%	-4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.29	0	$0	0.50%	28.0%	12/31/2019	$3.43	0	$0	0.25%	28.3%	12/31/2019	$3.57	0	$0	0.00%	28.6%
12/31/2018	2.57	0	0	0.50%	-16.9%	12/31/2018	2.67	0	0	0.25%	-16.7%	12/31/2018	2.78	0	0	0.00%	-16.5%
12/31/2017	3.09	0	0	0.50%	25.7%	12/31/2017	3.21	0	0	0.25%	26.0%	12/31/2017	3.32	0	0	0.00%	26.3%
12/31/2016	2.46	0	0	0.50%	15.9%	12/31/2016	2.54	0	0	0.25%	16.2%	12/31/2016	2.63	0	0	0.00%	16.5%
12/31/2015	2.12	0	0	0.50%	-4.2%	12/31/2015	2.19	0	0	0.25%	-3.9%	12/31/2015	2.26	0	0	0.00%	-3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	0.9%
2017	1.1%
2016	0.9%
2015	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO All Asset Fund Admin Class - 06-706
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,193	$42,146	3,631
Receivables: investments sold	24
Payables: investments purchased	-
Net assets	$43,217

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$43,217	33,918	$1.27
Band 100	-	-	1.30
Band 75	-	-	1.33
Band 50	-	-	1.36
Band 25	-	-	1.39
Band 0	-	-	1.42
Total	$43,217	33,918

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,694
Mortality & expense charges	(722)
Net investment income (loss)	972

Gain (loss) on investments:
Net realized gain (loss)	(372)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,998
Net gain (loss)	4,626

Increase (decrease) in net assets from operations	$5,598

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$972	$2,606
Net realized gain (loss)	(372)	2,892
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	4,998	(12,296)

Increase (decrease) in net assets from operations	5,598	(6,798)

Contract owner transactions:
Proceeds from units sold	7,960	41,444
Cost of units redeemed	(33,886)	(72,474)
Account charges	(2)	(9)
Increase (decrease)	(25,928)	(31,039)
Net increase (decrease)	(20,330)	(37,837)
Net assets, beginning	63,547	101,384
Net assets, ending	$43,217	$63,547

Units sold	6,542	34,269
Units redeemed	(27,749)	(61,400)
Net increase (decrease)	(21,207)	(27,131)
Units outstanding, beginning	55,125	82,256
Units outstanding, ending	33,918	55,125

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,745,224
Cost of units redeemed/account charges	(2,711,220)
Net investment income (loss)	83,805
Net realized gain (loss)	(75,639)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,047
Net assets	$43,217

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	34	$43	1.25%	10.5%	12/31/2019	$1.30	0	$0	1.00%	10.8%	12/31/2019	$1.33	0	$0	0.75%	11.1%
12/31/2018	1.15	55	64	1.25%	-6.5%	12/31/2018	1.17	0	0	1.00%	-6.2%	12/31/2018	1.20	0	0	0.75%	-6.0%
12/31/2017	1.23	82	101	1.25%	12.3%	12/31/2017	1.25	0	0	1.00%	12.6%	12/31/2017	1.27	0	0	0.75%	12.8%
12/31/2016	1.10	65	72	1.25%	11.7%	12/31/2016	1.11	0	0	1.00%	12.0%	12/31/2016	1.13	0	0	0.75%	12.3%
12/31/2015	0.98	805	791	1.25%	-10.1%	12/31/2015	0.99	0	0	1.00%	-9.9%	12/31/2015	1.01	0	0	0.75%	-9.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	0	$0	0.50%	11.4%	12/31/2019	$1.39	0	$0	0.25%	11.6%	12/31/2019	$1.42	0	$0	0.00%	11.9%
12/31/2018	1.22	0	0	0.50%	-5.8%	12/31/2018	1.24	0	0	0.25%	-5.5%	12/31/2018	1.27	0	0	0.00%	-5.3%
12/31/2017	1.29	0	0	0.50%	13.1%	12/31/2017	1.32	0	0	0.25%	13.4%	12/31/2017	1.34	0	0	0.00%	13.7%
12/31/2016	1.14	0	0	0.50%	12.6%	12/31/2016	1.16	0	0	0.25%	12.8%	12/31/2016	1.18	0	0	0.00%	13.1%
12/31/2015	1.02	0	0	0.50%	-9.4%	12/31/2015	1.03	0	0	0.25%	-9.2%	12/31/2015	1.04	0	0	0.00%	-8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.2%
2018	4.7%
2017	4.6%
2016	2.8%
2015	3.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO All Asset Fund R Class - 06-017
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,133	$1,952	180
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,133

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,133	1,833	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$2,133	1,833

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$56
Mortality & expense charges	(25)
Net investment income (loss)	31

Gain (loss) on investments:
Net realized gain (loss)	2
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	161
Net gain (loss)	163

Increase (decrease) in net assets from operations	$194

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$31	$63
Net realized gain (loss)	2	3
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	161	(208)

Increase (decrease) in net assets from operations	194	(142)

Contract owner transactions:
Proceeds from units sold	26	26
Cost of units redeemed	-	-
Account charges	(5)	(4)
Increase (decrease)	21	22
Net increase (decrease)	215	(120)
Net assets, beginning	1,918	2,038
Net assets, ending	$2,133	$1,918

Units sold	23	22
Units redeemed	(4)	(4)
Net increase (decrease)	19	18
Units outstanding, beginning	1,814	1,796
Units outstanding, ending	1,833	1,814

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$239,835
Cost of units redeemed/account charges	(227,819)
Net investment income (loss)	6,072
Net realized gain (loss)	(16,136)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	181
Net assets	$2,133

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	2	$2	1.25%	10.1%	12/31/2019	$1.18	0	$0	1.00%	10.3%	12/31/2019	$1.20	0	$0	0.75%	10.6%
12/31/2018	1.06	2	2	1.25%	-6.8%	12/31/2018	1.07	0	0	1.00%	-6.6%	12/31/2018	1.09	0	0	0.75%	-6.4%
12/31/2017	1.13	2	2	1.25%	11.7%	12/31/2017	1.15	0	0	1.00%	12.0%	12/31/2017	1.16	0	0	0.75%	12.3%
12/31/2016	1.02	2	2	1.25%	11.2%	12/31/2016	1.02	0	0	1.00%	11.5%	12/31/2016	1.03	0	0	0.75%	11.7%
12/31/2015	0.91	26	24	1.25%	-10.6%	12/31/2015	0.92	0	0	1.00%	-10.3%	12/31/2015	0.92	0	0	0.75%	-10.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	0	$0	0.50%	10.9%	12/31/2019	$1.24	0	$0	0.25%	11.2%	12/31/2019	$1.26	0	$0	0.00%	11.4%
12/31/2018	1.10	0	0	0.50%	-6.1%	12/31/2018	1.12	0	0	0.25%	-5.9%	12/31/2018	1.13	0	0	0.00%	-5.7%
12/31/2017	1.17	0	0	0.50%	12.6%	12/31/2017	1.19	0	0	0.25%	12.8%	12/31/2017	1.20	0	0	0.00%	13.1%
12/31/2016	1.04	0	0	0.50%	12.0%	12/31/2016	1.05	0	0	0.25%	12.3%	12/31/2016	1.06	0	0	0.00%	12.6%
12/31/2015	0.93	0	0	0.50%	-9.9%	12/31/2015	0.94	0	0	0.25%	-9.7%	12/31/2015	0.94	0	0	0.00%	-9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.8%
2018	4.4%
2017	4.1%
2016	1.0%
2015	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI NFJ Small-Cap Value Fund Administrative Class - 06-231
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,049,975	$8,328,145	422,204
Receivables: investments sold	4,437
Payables: investments purchased	-
Net assets	$6,054,412

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,054,412	3,377,590	$1.79
Band 100	-	-	1.85
Band 75	-	-	1.91
Band 50	-	-	1.97
Band 25	-	-	2.03
Band 0	-	-	2.10
Total	$6,054,412	3,377,590

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$32,051
Mortality & expense charges	(74,466)
Net investment income (loss)	(42,415)

Gain (loss) on investments:
Net realized gain (loss)	(559,307)
Realized gain distributions	497,996
Net change in unrealized appreciation (depreciation)	1,307,438
Net gain (loss)	1,246,127

Increase (decrease) in net assets from operations	$1,203,712

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(42,415)	$116,137
Net realized gain (loss)	(559,307)	(435,187)
Realized gain distributions	497,996	1,277,578
Net change in unrealized appreciation (depreciation)	1,307,438	(2,375,383)

Increase (decrease) in net assets from operations	1,203,712	(1,416,855)

Contract owner transactions:
Proceeds from units sold	334,375	480,629
Cost of units redeemed	(889,869)	(2,134,715)
Account charges	(442)	(533)
Increase (decrease)	(555,936)	(1,654,619)
Net increase (decrease)	647,776	(3,071,474)
Net assets, beginning	5,406,636	8,478,110
Net assets, ending	$6,054,412	$5,406,636

Units sold	216,813	282,845
Units redeemed	(546,131)	(1,210,990)
Net increase (decrease)	(329,318)	(928,145)
Units outstanding, beginning	3,706,908	4,635,053
Units outstanding, ending	3,377,590	3,706,908

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$49,233,856
Cost of units redeemed/account charges	(55,962,734)
Net investment income (loss)	1,201,922
Net realized gain (loss)	(1,648,928)
Realized gain distributions	15,508,466
Net change in unrealized appreciation (depreciation)	(2,278,170)
Net assets	$6,054,412

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.79	3,378	$6,054	1.25%	22.9%	12/31/2019	$1.85	0	$0	1.00%	23.2%	12/31/2019	$1.91	0	$0	0.75%	23.5%
12/31/2018	1.46	3,707	5,407	1.25%	-20.3%	12/31/2018	1.50	0	0	1.00%	-20.1%	12/31/2018	1.55	0	0	0.75%	-19.9%
12/31/2017	1.83	4,635	8,478	1.25%	8.4%	12/31/2017	1.88	0	0	1.00%	8.7%	12/31/2017	1.93	0	0	0.75%	9.0%
12/31/2016	1.69	7,074	11,935	1.25%	21.7%	12/31/2016	1.73	0	0	1.00%	22.0%	12/31/2016	1.77	0	0	0.75%	22.3%
12/31/2015	1.39	9,492	13,163	1.25%	-9.3%	12/31/2015	1.42	0	0	1.00%	-9.1%	12/31/2015	1.45	0	0	0.75%	-8.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.97	0	$0	0.50%	23.8%	12/31/2019	$2.03	0	$0	0.25%	24.1%	12/31/2019	$2.10	0	$0	0.00%	24.4%
12/31/2018	1.59	0	0	0.50%	-19.7%	12/31/2018	1.64	0	0	0.25%	-19.5%	12/31/2018	1.69	0	0	0.00%	-19.3%
12/31/2017	1.98	0	0	0.50%	9.2%	12/31/2017	2.03	0	0	0.25%	9.5%	12/31/2017	2.09	0	0	0.00%	9.8%
12/31/2016	1.81	0	0	0.50%	22.6%	12/31/2016	1.86	0	0	0.25%	22.9%	12/31/2016	1.90	1,519	2,890	0.00%	23.2%
12/31/2015	1.48	0	0	0.50%	-8.6%	12/31/2015	1.51	0	0	0.25%	-8.4%	12/31/2015	1.54	1,662	2,567	0.00%	-8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.6%
2018	3.0%
2017	0.4%
2016	1.5%
2015	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO CommoditiesPLUS Strategy Fund Admin Class - 06-896
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$936	$929	173
Receivables: investments sold	15
Payables: investments purchased	-
Net assets	$951

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$951	1,097	$0.87
Band 100	-	-	0.88
Band 75	-	-	0.89
Band 50	-	-	0.90
Band 25	-	-	0.91
Band 0	-	-	0.92
Total	$951	1,097

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$21
Mortality & expense charges	(11)
Net investment income (loss)	10

Gain (loss) on investments:
Net realized gain (loss)	(39)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	156
Net gain (loss)	117

Increase (decrease) in net assets from operations	$127

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10	$44
Net realized gain (loss)	(39)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	156	(149)

Increase (decrease) in net assets from operations	127	(105)

Contract owner transactions:
Proceeds from units sold	397	755
Cost of units redeemed	(221)	-
Account charges	(4)	(2)
Increase (decrease)	172	753
Net increase (decrease)	299	648
Net assets, beginning	652	4
Net assets, ending	$951	$652

Units sold	484	882
Units redeemed	(272)	(2)
Net increase (decrease)	212	880
Units outstanding, beginning	885	5
Units outstanding, ending	1,097	885

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,452,980
Cost of units redeemed/account charges	(1,277,232)
Net investment income (loss)	567
Net realized gain (loss)	(175,371)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	7
Net assets	$951

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.87	1	$1	1.25%	17.6%	12/31/2019	$0.88	0	$0	1.00%	17.9%	12/31/2019	$0.89	0	$0	0.75%	18.2%
12/31/2018	0.74	1	1	1.25%	-13.4%	12/31/2018	0.74	0	0	1.00%	-13.2%	12/31/2018	0.75	0	0	0.75%	-13.0%
12/31/2017	0.85	0	0	1.25%	9.2%	12/31/2017	0.86	0	0	1.00%	9.5%	12/31/2017	0.86	0	0	0.75%	9.7%
12/31/2016	0.78	1,180	920	1.25%	17.4%	12/31/2016	0.78	0	0	1.00%	17.7%	12/31/2016	0.79	0	0	0.75%	18.0%
12/31/2015	0.66	1,107	735	1.25%	-29.4%	12/31/2015	0.67	0	0	1.00%	-29.2%	12/31/2015	0.67	0	0	0.75%	-29.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.90	0	$0	0.50%	18.5%	12/31/2019	$0.91	0	$0	0.25%	18.8%	12/31/2019	$0.92	0	$0	0.00%	19.1%
12/31/2018	0.76	0	0	0.50%	-12.8%	12/31/2018	0.77	0	0	0.25%	-12.6%	12/31/2018	0.78	0	0	0.00%	-12.3%
12/31/2017	0.87	0	0	0.50%	10.0%	12/31/2017	0.88	0	0	0.25%	10.3%	12/31/2017	0.88	0	0	0.00%	10.6%
12/31/2016	0.79	0	0	0.50%	18.3%	12/31/2016	0.80	0	0	0.25%	18.6%	12/31/2016	0.80	0	0	0.00%	18.8%
12/31/2015	0.67	0	0	0.50%	-28.8%	12/31/2015	0.67	0	0	0.25%	-28.6%	12/31/2015	0.67	0	0	0.00%	-28.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.6%
2018	14.0%
2017	2.3%
2016	0.1%
2015	3.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI NFJ Small-Cap Value Fund R Class - 06-700
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,992,524	$3,955,537	188,565
Receivables: investments sold	1,892
Payables: investments purchased	-
Net assets	$2,994,416

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,778,230	875,985	$3.17
Band 100	85,723	25,953	3.30
Band 75	-	-	3.44
Band 50	130,463	36,415	3.58
Band 25	-	-	3.73
Band 0	-	-	3.89
Total	$2,994,416	938,353

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$997
Mortality & expense charges	(34,529)
Net investment income (loss)	(33,532)

Gain (loss) on investments:
Net realized gain (loss)	(197,217)
Realized gain distributions	225,810
Net change in unrealized appreciation (depreciation)	575,396
Net gain (loss)	603,989

Increase (decrease) in net assets from operations	$570,457

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(33,532)	$33,106
Net realized gain (loss)	(197,217)	(257,615)
Realized gain distributions	225,810	555,730
Net change in unrealized appreciation (depreciation)	575,396	(1,027,065)

Increase (decrease) in net assets from operations	570,457	(695,844)

Contract owner transactions:
Proceeds from units sold	244,028	330,915
Cost of units redeemed	(378,279)	(1,691,239)
Account charges	(714)	(702)
Increase (decrease)	(134,965)	(1,361,026)
Net increase (decrease)	435,492	(2,056,870)
Net assets, beginning	2,558,924	4,615,794
Net assets, ending	$2,994,416	$2,558,924

Units sold	84,085	134,195
Units redeemed	(124,329)	(562,762)
Net increase (decrease)	(40,244)	(428,567)
Units outstanding, beginning	978,597	1,407,164
Units outstanding, ending	938,353	978,597

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$37,125,667
Cost of units redeemed/account charges	(41,337,440)
Net investment income (loss)	(9,744)
Net realized gain (loss)	(279,683)
Realized gain distributions	8,458,629
Net change in unrealized appreciation (depreciation)	(963,013)
Net assets	$2,994,416

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.17	876	$2,778	1.25%	22.5%	12/31/2019	$3.30	26	$86	1.00%	22.8%	12/31/2019	$3.44	0	$0	0.75%	23.1%
12/31/2018	2.59	880	2,277	1.25%	-20.5%	12/31/2018	2.69	27	72	1.00%	-20.3%	12/31/2018	2.79	0	0	0.75%	-20.1%
12/31/2017	3.26	1,295	4,218	1.25%	8.0%	12/31/2017	3.38	37	125	1.00%	8.3%	12/31/2017	3.50	0	0	0.75%	8.5%
12/31/2016	3.02	1,722	5,193	1.25%	21.1%	12/31/2016	3.12	28	87	1.00%	21.4%	12/31/2016	3.22	0	0	0.75%	21.7%
12/31/2015	2.49	2,341	5,831	1.25%	-9.6%	12/31/2015	2.57	23	59	1.00%	-9.4%	12/31/2015	2.65	0	0	0.75%	-9.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.58	36	$130	0.50%	23.4%	12/31/2019	$3.73	0	$0	0.25%	23.7%	12/31/2019	$3.89	0	$0	0.00%	24.0%
12/31/2018	2.90	72	210	0.50%	-19.9%	12/31/2018	3.02	0	0	0.25%	-19.7%	12/31/2018	3.13	0	0	0.00%	-19.5%
12/31/2017	3.62	75	272	0.50%	8.8%	12/31/2017	3.76	0	0	0.25%	9.1%	12/31/2017	3.89	0	0	0.00%	9.4%
12/31/2016	3.33	102	338	0.50%	22.0%	12/31/2016	3.44	0	0	0.25%	22.3%	12/31/2016	3.56	0	0	0.00%	22.6%
12/31/2015	2.73	102	278	0.50%	-9.0%	12/31/2015	2.82	0	0	0.25%	-8.7%	12/31/2015	2.90	90	260	0.00%	-8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	2.2%
2017	0.1%
2016	1.0%
2015	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Commodity Real Return Strategy Fund Admin Class - 06-018
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$794,927	$895,665	133,996
Receivables: investments sold	-
Payables: investments purchased	(12,386)
Net assets	$782,541

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$782,541	637,365	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$782,541	637,365

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$29,972
Mortality & expense charges	(9,541)
Net investment income (loss)	20,431

Gain (loss) on investments:
Net realized gain (loss)	(24,111)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	79,657
Net gain (loss)	55,546

Increase (decrease) in net assets from operations	$75,977

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$20,431	$27,891
Net realized gain (loss)	(24,111)	(4,952)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	79,657	(145,414)

Increase (decrease) in net assets from operations	75,977	(122,475)

Contract owner transactions:
Proceeds from units sold	139,897	167,118
Cost of units redeemed	(144,112)	(63,906)
Account charges	(416)	(452)
Increase (decrease)	(4,631)	102,760
Net increase (decrease)	71,346	(19,715)
Net assets, beginning	711,195	730,910
Net assets, ending	$782,541	$711,195

Units sold	117,871	132,907
Units redeemed	(121,814)	(50,069)
Net increase (decrease)	(3,943)	82,838
Units outstanding, beginning	641,308	558,470
Units outstanding, ending	637,365	641,308

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,030,676
Cost of units redeemed/account charges	(2,268,736)
Net investment income (loss)	96,118
Net realized gain (loss)	21,356
Realized gain distributions	3,865
Net change in unrealized appreciation (depreciation)	(100,738)
Net assets	$782,541

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.23	637	$783	1.25%	10.7%	12/31/2019	$1.25	0	$0	1.00%	11.0%	12/31/2019	$1.27	0	$0	0.75%	11.3%
12/31/2018	1.11	641	711	1.25%	-15.3%	12/31/2018	1.12	0	0	1.00%	-15.1%	12/31/2018	1.14	0	0	0.75%	-14.8%
12/31/2017	1.31	558	731	1.25%	1.2%	12/31/2017	1.32	0	0	1.00%	1.5%	12/31/2017	1.34	0	0	0.75%	1.8%
12/31/2016	1.29	492	636	1.25%	12.9%	12/31/2016	1.30	0	0	1.00%	13.2%	12/31/2016	1.32	0	0	0.75%	13.5%
12/31/2015	1.14	480	550	1.25%	-26.8%	12/31/2015	1.15	0	0	1.00%	-26.6%	12/31/2015	1.16	0	0	0.75%	-26.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	0	$0	0.50%	11.5%	12/31/2019	$1.31	0	$0	0.25%	11.8%	12/31/2019	$1.33	0	$0	0.00%	12.1%
12/31/2018	1.16	0	0	0.50%	-14.6%	12/31/2018	1.17	0	0	0.25%	-14.4%	12/31/2018	1.19	0	0	0.00%	-14.2%
12/31/2017	1.35	0	0	0.50%	2.0%	12/31/2017	1.37	0	0	0.25%	2.3%	12/31/2017	1.39	0	0	0.00%	2.5%
12/31/2016	1.33	0	0	0.50%	13.8%	12/31/2016	1.34	0	0	0.25%	14.1%	12/31/2016	1.35	0	0	0.00%	14.4%
12/31/2015	1.17	0	0	0.50%	-26.3%	12/31/2015	1.17	0	0	0.25%	-26.1%	12/31/2015	1.18	0	0	0.00%	-25.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.0%
2018	5.2%
2017	8.0%
2016	0.7%
2015	4.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Commodity Real Return Strategy Fund R Class - 06-019
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,558	$32,612	4,888
Receivables: investments sold	111
Payables: investments purchased	-
Net assets	$27,669

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,669	23,199	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	-	-	1.29
Total	$27,669	23,199

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,357
Mortality & expense charges	(459)
Net investment income (loss)	898

Gain (loss) on investments:
Net realized gain (loss)	(3,940)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	6,423
Net gain (loss)	2,483

Increase (decrease) in net assets from operations	$3,381

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$898	$1,320
Net realized gain (loss)	(3,940)	(59)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	6,423	(7,373)

Increase (decrease) in net assets from operations	3,381	(6,112)

Contract owner transactions:
Proceeds from units sold	4,802	6,730
Cost of units redeemed	(14,640)	-
Account charges	(1)	-
Increase (decrease)	(9,839)	6,730
Net increase (decrease)	(6,458)	618
Net assets, beginning	34,127	33,509
Net assets, ending	$27,669	$34,127

Units sold	4,140	5,356
Units redeemed	(12,426)	-
Net increase (decrease)	(8,286)	5,356
Units outstanding, beginning	31,485	26,129
Units outstanding, ending	23,199	31,485

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$51,800
Cost of units redeemed/account charges	(18,729)
Net investment income (loss)	4,674
Net realized gain (loss)	(5,022)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(5,054)
Net assets	$27,669

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	23	$28	1.25%	10.0%	12/31/2019	$1.21	0	$0	1.00%	10.3%	12/31/2019	$1.23	0	$0	0.75%	10.6%
12/31/2018	1.08	31	34	1.25%	-15.5%	12/31/2018	1.10	0	0	1.00%	-15.3%	12/31/2018	1.11	0	0	0.75%	-15.1%
12/31/2017	1.28	26	34	1.25%	0.7%	12/31/2017	1.30	0	0	1.00%	1.0%	12/31/2017	1.31	0	0	0.75%	1.2%
12/31/2016	1.27	22	28	1.25%	12.3%	12/31/2016	1.28	0	0	1.00%	12.6%	12/31/2016	1.30	0	0	0.75%	12.9%
12/31/2015	1.13	17	19	1.25%	-27.2%	12/31/2015	1.14	0	0	1.00%	-27.0%	12/31/2015	1.15	0	0	0.75%	-26.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	0	$0	0.50%	10.9%	12/31/2019	$1.27	0	$0	0.25%	11.1%	12/31/2019	$1.29	0	$0	0.00%	11.4%
12/31/2018	1.13	0	0	0.50%	-14.8%	12/31/2018	1.15	0	0	0.25%	-14.6%	12/31/2018	1.16	0	0	0.00%	-14.4%
12/31/2017	1.33	0	0	0.50%	1.5%	12/31/2017	1.34	0	0	0.25%	1.7%	12/31/2017	1.36	0	0	0.00%	2.0%
12/31/2016	1.31	0	0	0.50%	13.2%	12/31/2016	1.32	0	0	0.25%	13.4%	12/31/2016	1.33	0	0	0.00%	13.7%
12/31/2015	1.16	0	0	0.50%	-26.6%	12/31/2015	1.16	0	0	0.25%	-26.4%	12/31/2015	1.17	0	0	0.00%	-26.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.4%
2018	5.2%
2017	7.9%
2016	0.5%
2015	5.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO High Yield Fund Admin Class - 06-760
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,818,313	$1,799,297	202,538
Receivables: investments sold	12,633
Payables: investments purchased	-
Net assets	$1,830,946

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,830,946	688,947	$2.66
Band 100	-	-	2.77
Band 75	-	-	2.88
Band 50	-	-	3.00
Band 25	-	-	3.13
Band 0	-	-	3.31
Total	$1,830,946	688,947

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$99,843
Mortality & expense charges	(25,336)
Net investment income (loss)	74,507

Gain (loss) on investments:
Net realized gain (loss)	(18,439)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	194,735
Net gain (loss)	176,296

Increase (decrease) in net assets from operations	$250,803

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$74,507	$92,060
Net realized gain (loss)	(18,439)	(27,303)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	194,735	(153,818)

Increase (decrease) in net assets from operations	250,803	(89,061)

Contract owner transactions:
Proceeds from units sold	320,235	297,801
Cost of units redeemed	(805,041)	(699,564)
Account charges	(233)	(967)
Increase (decrease)	(485,039)	(402,730)
Net increase (decrease)	(234,236)	(491,791)
Net assets, beginning	2,065,182	2,556,973
Net assets, ending	$1,830,946	$2,065,182

Units sold	126,949	127,712
Units redeemed	(318,076)	(294,222)
Net increase (decrease)	(191,127)	(166,510)
Units outstanding, beginning	880,074	1,046,584
Units outstanding, ending	688,947	880,074

* Date of Fund Inception into Variable Account: 6 /1 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$18,549,560
Cost of units redeemed/account charges	(19,549,837)
Net investment income (loss)	3,406,669
Net realized gain (loss)	(815,456)
Realized gain distributions	220,994
Net change in unrealized appreciation (depreciation)	19,016
Net assets	$1,830,946

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.66	689	$1,831	1.25%	13.3%	12/31/2019	$2.77	0	$0	1.00%	13.5%	12/31/2019	$2.88	0	$0	0.75%	13.8%
12/31/2018	2.35	880	2,065	1.25%	-4.0%	12/31/2018	2.44	0	0	1.00%	-3.7%	12/31/2018	2.53	0	0	0.75%	-3.5%
12/31/2017	2.44	1,047	2,557	1.25%	5.4%	12/31/2017	2.53	0	0	1.00%	5.7%	12/31/2017	2.62	0	0	0.75%	6.0%
12/31/2016	2.32	1,176	2,724	1.25%	11.1%	12/31/2016	2.40	0	0	1.00%	11.3%	12/31/2016	2.48	0	0	0.75%	11.6%
12/31/2015	2.09	1,538	3,209	1.25%	-3.3%	12/31/2015	2.15	0	0	1.00%	-3.1%	12/31/2015	2.22	0	0	0.75%	-2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.00	0	$0	0.50%	14.1%	12/31/2019	$3.13	0	$0	0.25%	14.4%	12/31/2019	$3.31	0	$0	0.00%	14.7%
12/31/2018	2.63	0	0	0.50%	-3.2%	12/31/2018	2.73	0	0	0.25%	-3.0%	12/31/2018	2.89	0	0	0.00%	-2.7%
12/31/2017	2.72	0	0	0.50%	6.2%	12/31/2017	2.82	0	0	0.25%	6.5%	12/31/2017	2.97	0	0	0.00%	6.8%
12/31/2016	2.56	0	0	0.50%	11.9%	12/31/2016	2.65	0	0	0.25%	12.2%	12/31/2016	2.78	0	0	0.00%	12.5%
12/31/2015	2.29	0	0	0.50%	-2.6%	12/31/2015	2.36	0	0	0.25%	-2.3%	12/31/2015	2.47	338	836	0.00%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.1%
2018	5.3%
2017	4.9%
2016	4.6%
2015	5.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO High Yield Fund R Class - 06-705
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,758,484	$1,755,913	194,634
Receivables: investments sold	1,010
Payables: investments purchased	-
Net assets	$1,759,494

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,057,730	475,664	$2.22
Band 100	358,850	154,952	2.32
Band 75	-	-	2.41
Band 50	342,914	136,514	2.51
Band 25	-	-	2.62
Band 0	-	-	2.73
Total	$1,759,494	767,130

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$85,542
Mortality & expense charges	(19,917)
Net investment income (loss)	65,625

Gain (loss) on investments:
Net realized gain (loss)	(6,605)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	167,307
Net gain (loss)	160,702

Increase (decrease) in net assets from operations	$226,327

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$65,625	$68,471
Net realized gain (loss)	(6,605)	(17,186)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	167,307	(132,583)

Increase (decrease) in net assets from operations	226,327	(81,298)

Contract owner transactions:
Proceeds from units sold	212,421	150,618
Cost of units redeemed	(431,303)	(402,902)
Account charges	(580)	(567)
Increase (decrease)	(219,462)	(252,851)
Net increase (decrease)	6,865	(334,149)
Net assets, beginning	1,752,629	2,086,778
Net assets, ending	$1,759,494	$1,752,629

Units sold	98,148	94,332
Units redeemed	(195,263)	(219,633)
Net increase (decrease)	(97,115)	(125,301)
Units outstanding, beginning	864,245	989,546
Units outstanding, ending	767,130	864,245

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$8,507,601
Cost of units redeemed/account charges	(8,088,942)
Net investment income (loss)	1,298,498
Net realized gain (loss)	(87,479)
Realized gain distributions	127,245
Net change in unrealized appreciation (depreciation)	2,571
Net assets	$1,759,494

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.22	476	$1,058	1.25%	12.9%	12/31/2019	$2.32	155	$359	1.00%	13.1%	12/31/2019	$2.41	0	$0	0.75%	13.4%
12/31/2018	1.97	555	1,094	1.25%	-4.3%	12/31/2018	2.05	148	302	1.00%	-4.0%	12/31/2018	2.13	0	0	0.75%	-3.8%
12/31/2017	2.06	676	1,392	1.25%	5.1%	12/31/2017	2.13	146	311	1.00%	5.3%	12/31/2017	2.21	0	0	0.75%	5.6%
12/31/2016	1.96	711	1,393	1.25%	10.7%	12/31/2016	2.03	143	290	1.00%	10.9%	12/31/2016	2.09	0	0	0.75%	11.2%
12/31/2015	1.77	803	1,422	1.25%	-3.7%	12/31/2015	1.83	137	250	1.00%	-3.4%	12/31/2015	1.88	0	0	0.75%	-3.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.51	137	$343	0.50%	13.7%	12/31/2019	$2.62	0	$0	0.25%	14.0%	12/31/2019	$2.73	0	$0	0.00%	14.3%
12/31/2018	2.21	161	356	0.50%	-3.6%	12/31/2018	2.29	0	0	0.25%	-3.3%	12/31/2018	2.39	0	0	0.00%	-3.1%
12/31/2017	2.29	167	383	0.50%	5.9%	12/31/2017	2.37	0	0	0.25%	6.1%	12/31/2017	2.46	0	0	0.00%	6.4%
12/31/2016	2.16	199	432	0.50%	11.5%	12/31/2016	2.24	0	0	0.25%	11.8%	12/31/2016	2.31	104	241	0.00%	12.1%
12/31/2015	1.94	198	385	0.50%	-2.9%	12/31/2015	2.00	0	0	0.25%	-2.7%	12/31/2015	2.06	96	198	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.9%
2018	4.8%
2017	4.5%
2016	5.0%
2015	5.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Income Fund R Class - 06-769
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$423,317	$421,473	35,468
Receivables: investments sold	3,727
Payables: investments purchased	-
Net assets	$427,044

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$404,276	304,676	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	22,768	15,697	1.45
Total	$427,044	320,373

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$34,258
Mortality & expense charges	(6,378)
Net investment income (loss)	27,880

Gain (loss) on investments:
Net realized gain (loss)	(1,750)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	20,052
Net gain (loss)	18,302

Increase (decrease) in net assets from operations	$46,182

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$27,880	$46,439
Net realized gain (loss)	(1,750)	(20,354)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	20,052	(46,675)

Increase (decrease) in net assets from operations	46,182	(20,590)

Contract owner transactions:
Proceeds from units sold	257,510	1,238,765
Cost of units redeemed	(792,412)	(2,241,906)
Account charges	(151)	(321)
Increase (decrease)	(535,053)	(1,003,462)
Net increase (decrease)	(488,871)	(1,024,052)
Net assets, beginning	915,915	1,939,967
Net assets, ending	$427,044	$915,915

Units sold	197,894	979,843
Units redeemed	(589,242)	(1,781,237)
Net increase (decrease)	(391,348)	(801,394)
Units outstanding, beginning	711,721	1,513,115
Units outstanding, ending	320,373	711,721

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,545,804
Cost of units redeemed/account charges	(5,361,438)
Net investment income (loss)	255,334
Net realized gain (loss)	(17,483)
Realized gain distributions	2,983
Net change in unrealized appreciation (depreciation)	1,844
Net assets	$427,044

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.33	305	$404	1.25%	6.0%	12/31/2019	$1.35	0	$0	1.00%	6.3%	12/31/2019	$1.38	0	$0	0.75%	6.6%
12/31/2018	1.25	458	573	1.25%	-1.3%	12/31/2018	1.27	0	0	1.00%	-1.1%	12/31/2018	1.29	0	0	0.75%	-0.8%
12/31/2017	1.27	1,260	1,598	1.25%	6.6%	12/31/2017	1.28	0	0	1.00%	6.9%	12/31/2017	1.30	0	0	0.75%	7.1%
12/31/2016	1.19	728	866	1.25%	6.7%	12/31/2016	1.20	0	0	1.00%	7.0%	12/31/2016	1.21	0	0	0.75%	7.2%
12/31/2015	1.11	672	750	1.25%	0.7%	12/31/2015	1.12	0	0	1.00%	0.9%	12/31/2015	1.13	0	0	0.75%	1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.40	0	$0	0.50%	6.8%	12/31/2019	$1.42	0	$0	0.25%	7.1%	12/31/2019	$1.45	16	$23	0.00%	7.4%
12/31/2018	1.31	0	0	0.50%	-0.6%	12/31/2018	1.33	0	0	0.25%	-0.3%	12/31/2018	1.35	254	343	0.00%	-0.1%
12/31/2017	1.32	0	0	0.50%	7.4%	12/31/2017	1.33	0	0	0.25%	7.7%	12/31/2017	1.35	253	342	0.00%	7.9%
12/31/2016	1.23	0	0	0.50%	7.5%	12/31/2016	1.24	0	0	0.25%	7.8%	12/31/2016	1.25	207	259	0.00%	8.0%
12/31/2015	1.14	0	0	0.50%	1.4%	12/31/2015	1.15	0	0	0.25%	1.7%	12/31/2015	1.16	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.1%
2018	4.0%
2017	5.2%
2016	5.3%
2015	8.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Retirement 2020 Fund Administrative Class - 06-638
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.31
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.44
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,082)
Net investment income (loss)	(1,082)

Gain (loss) on investments:
Net realized gain (loss)	(11,885)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	31,880
Net gain (loss)	19,995

Increase (decrease) in net assets from operations	$18,913

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,082)	$6,780
Net realized gain (loss)	(11,885)	1,221
Realized gain distributions	-	17,924
Net change in unrealized appreciation (depreciation)	31,880	(64,833)

Increase (decrease) in net assets from operations	18,913	(38,908)

Contract owner transactions:
Proceeds from units sold	5,062	55,697
Cost of units redeemed	(486,759)	(26,343)
Account charges	-	(1,991)
Increase (decrease)	(481,697)	27,363
Net increase (decrease)	(462,784)	(11,545)
Net assets, beginning	462,784	474,329
Net assets, ending	$-	$462,784

Units sold	4,245	45,562
Units redeemed	(404,427)	(23,730)
Net increase (decrease)	(400,182)	21,832
Units outstanding, beginning	400,182	378,350
Units outstanding, ending	-	400,182

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,330,431
Cost of units redeemed/account charges	(1,367,945)
Net investment income (loss)	38,001
Net realized gain (loss)	(20,680)
Realized gain distributions	20,193
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	0	$0	1.25%	13.3%	12/31/2019	$1.34	0	$0	1.00%	13.6%	12/31/2019	$1.36	0	$0	0.75%	13.9%
12/31/2018	1.16	400	463	1.25%	-7.8%	12/31/2018	1.18	0	0	1.00%	-7.5%	12/31/2018	1.20	0	0	0.75%	-7.3%
12/31/2017	1.25	378	474	1.25%	11.9%	12/31/2017	1.27	0	0	1.00%	12.1%	12/31/2017	1.29	0	0	0.75%	12.4%
12/31/2016	1.12	345	386	1.25%	5.7%	12/31/2016	1.13	0	0	1.00%	5.9%	12/31/2016	1.15	0	0	0.75%	6.2%
12/31/2015	1.06	331	351	1.25%	-3.3%	12/31/2015	1.07	0	0	1.00%	-3.0%	12/31/2015	1.08	0	0	0.75%	-2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	14.2%	12/31/2019	$1.41	0	$0	0.25%	14.4%	12/31/2019	$1.44	0	$0	0.00%	14.7%
12/31/2018	1.22	0	0	0.50%	-7.1%	12/31/2018	1.24	0	0	0.25%	-6.8%	12/31/2018	1.26	0	0	0.00%	-6.6%
12/31/2017	1.31	0	0	0.50%	12.7%	12/31/2017	1.33	0	0	0.25%	13.0%	12/31/2017	1.34	0	0	0.00%	13.3%
12/31/2016	1.16	0	0	0.50%	6.5%	12/31/2016	1.17	0	0	0.25%	6.7%	12/31/2016	1.19	0	0	0.00%	7.0%
12/31/2015	1.09	0	0	0.50%	-2.5%	12/31/2015	1.10	0	0	0.25%	-2.3%	12/31/2015	1.11	0	0	0.00%	-2.1%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	2.7%
2017	3.4%
2016	2.4%
2015	2.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Income Fund Admin Class - 06-768
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,181,614	$22,154,861	1,882,498
Receivables: investments sold	483,667
Payables: investments purchased	-
Net assets	$22,665,281

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,665,281	16,609,968	$1.36
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.44
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$22,665,281	16,609,968

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$973,100
Mortality & expense charges	(214,665)
Net investment income (loss)	758,435

Gain (loss) on investments:
Net realized gain (loss)	(8,205)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	332,453
Net gain (loss)	324,248

Increase (decrease) in net assets from operations	$1,082,683

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$758,435	$610,950
Net realized gain (loss)	(8,205)	33,455
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	332,453	(810,027)

Increase (decrease) in net assets from operations	1,082,683	(165,622)

Contract owner transactions:
Proceeds from units sold	12,163,021	4,412,327
Cost of units redeemed	(4,444,063)	(8,902,987)
Account charges	(66,566)	(55,129)
Increase (decrease)	7,652,392	(4,545,789)
Net increase (decrease)	8,735,075	(4,711,411)
Net assets, beginning	13,930,206	18,641,617
Net assets, ending	$22,665,281	$13,930,206

Units sold	9,169,267	4,117,964
Units redeemed	(3,427,482)	(7,660,186)
Net increase (decrease)	5,741,785	(3,542,222)
Units outstanding, beginning	10,868,183	14,410,405
Units outstanding, ending	16,609,968	10,868,183

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$40,471,462
Cost of units redeemed/account charges	(20,517,621)
Net investment income (loss)	2,629,007
Net realized gain (loss)	47,456
Realized gain distributions	8,224
Net change in unrealized appreciation (depreciation)	26,753
Net assets	$22,665,281

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	16,610	$22,665	1.25%	6.5%	12/31/2019	$1.39	0	$0	1.00%	6.7%	12/31/2019	$1.41	0	$0	0.75%	7.0%
12/31/2018	1.28	10,868	13,930	1.25%	-0.9%	12/31/2018	1.30	0	0	1.00%	-0.7%	12/31/2018	1.32	0	0	0.75%	-0.4%
12/31/2017	1.29	14,410	18,642	1.25%	7.0%	12/31/2017	1.31	0	0	1.00%	7.3%	12/31/2017	1.33	0	0	0.75%	7.5%
12/31/2016	1.21	11,014	13,314	1.25%	7.1%	12/31/2016	1.22	0	0	1.00%	7.4%	12/31/2016	1.23	0	0	0.75%	7.7%
12/31/2015	1.13	2,376	2,681	1.25%	1.1%	12/31/2015	1.14	0	0	1.00%	1.4%	12/31/2015	1.15	0	0	0.75%	1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.44	0	$0	0.50%	7.3%	12/31/2019	$1.47	0	$0	0.25%	7.5%	12/31/2019	$1.49	0	$0	0.00%	7.8%
12/31/2018	1.34	0	0	0.50%	-0.2%	12/31/2018	1.36	0	0	0.25%	0.1%	12/31/2018	1.38	0	0	0.00%	0.3%
12/31/2017	1.34	0	0	0.50%	7.8%	12/31/2017	1.36	0	0	0.25%	8.1%	12/31/2017	1.38	0	0	0.00%	8.4%
12/31/2016	1.25	0	0	0.50%	7.9%	12/31/2016	1.26	0	0	0.25%	8.2%	12/31/2016	1.27	0	0	0.00%	8.5%
12/31/2015	1.16	0	0	0.50%	1.9%	12/31/2015	1.16	0	0	0.25%	2.1%	12/31/2015	1.17	0	0	0.00%	2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.3%
2018	4.9%
2017	5.2%
2016	6.2%
2015	7.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Retirement 2020 Fund A Class - 06-652 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.36
Band 50	-	-	1.38
Band 25	-	-	1.41
Band 0	-	-	1.44
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	0	$0	1.25%	13.4%	12/31/2019	$1.33	0	$0	1.00%	13.6%	12/31/2019	$1.36	0	$0	0.75%	13.9%
12/31/2018	1.15	0	0	1.25%	-7.8%	12/31/2018	1.17	0	0	1.00%	-7.6%	12/31/2018	1.19	0	0	0.75%	-7.4%
12/31/2017	1.25	0	0	1.25%	11.8%	12/31/2017	1.27	0	0	1.00%	12.1%	12/31/2017	1.29	0	0	0.75%	12.4%
12/31/2016	1.12	0	0	1.25%	5.6%	12/31/2016	1.13	0	0	1.00%	5.9%	12/31/2016	1.15	0	0	0.75%	6.1%
12/31/2015	1.06	0	0	1.25%	-3.3%	12/31/2015	1.07	0	0	1.00%	-3.0%	12/31/2015	1.08	0	0	0.75%	-2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.38	0	$0	0.50%	14.2%	12/31/2019	$1.41	0	$0	0.25%	14.5%	12/31/2019	$1.44	0	$0	0.00%	14.8%
12/31/2018	1.21	0	0	0.50%	-7.1%	12/31/2018	1.23	0	0	0.25%	-6.9%	12/31/2018	1.25	0	0	0.00%	-6.7%
12/31/2017	1.31	0	0	0.50%	12.7%	12/31/2017	1.32	0	0	0.25%	13.0%	12/31/2017	1.34	0	0	0.00%	13.2%
12/31/2016	1.16	0	0	0.50%	6.4%	12/31/2016	1.17	0	0	0.25%	6.7%	12/31/2016	1.19	0	0	0.00%	6.9%
12/31/2015	1.09	0	0	0.50%	-2.5%	12/31/2015	1.10	0	0	0.25%	-2.3%	12/31/2015	1.11	0	0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Real Return Fund Admin Class - 06-707
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,706,714	$2,665,760	243,031
Receivables: investments sold	24,962
Payables: investments purchased	-
Net assets	$2,731,676

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,707,908	2,312,222	$1.17
Band 100	-	-	1.20
Band 75	-	-	1.23
Band 50	-	-	1.26
Band 25	-	-	1.29
Band 0	23,768	18,000	1.32
Total	$2,731,676	2,330,222

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$53,808
Mortality & expense charges	(38,427)
Net investment income (loss)	15,381

Gain (loss) on investments:
Net realized gain (loss)	4,060
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	206,653
Net gain (loss)	210,713

Increase (decrease) in net assets from operations	$226,094

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$15,381	$56,888
Net realized gain (loss)	4,060	(111,282)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	206,653	(107,026)

Increase (decrease) in net assets from operations	226,094	(161,420)

Contract owner transactions:
Proceeds from units sold	493,146	1,048,230
Cost of units redeemed	(1,284,980)	(3,068,017)
Account charges	(2,101)	(3,738)
Increase (decrease)	(793,935)	(2,023,525)
Net increase (decrease)	(567,841)	(2,184,945)
Net assets, beginning	3,299,517	5,484,462
Net assets, ending	$2,731,676	$3,299,517

Units sold	431,417	960,450
Units redeemed	(1,111,455)	(2,783,672)
Net increase (decrease)	(680,038)	(1,823,222)
Units outstanding, beginning	3,010,260	4,833,482
Units outstanding, ending	2,330,222	3,010,260

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$21,524,276
Cost of units redeemed/account charges	(18,633,997)
Net investment income (loss)	255,666
Net realized gain (loss)	(568,695)
Realized gain distributions	113,472
Net change in unrealized appreciation (depreciation)	40,954
Net assets	$2,731,676

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	2,312	$2,708	1.25%	6.9%	12/31/2019	$1.20	0	$0	1.00%	7.2%	12/31/2019	$1.23	0	$0	0.75%	7.4%
12/31/2018	1.10	2,993	3,279	1.25%	-3.4%	12/31/2018	1.12	0	0	1.00%	-3.2%	12/31/2018	1.14	0	0	0.75%	-2.9%
12/31/2017	1.13	4,820	5,468	1.25%	2.4%	12/31/2017	1.16	0	0	1.00%	2.6%	12/31/2017	1.18	0	0	0.75%	2.9%
12/31/2016	1.11	6,679	7,400	1.25%	3.5%	12/31/2016	1.13	0	0	1.00%	3.7%	12/31/2016	1.15	0	0	0.75%	4.0%
12/31/2015	1.07	5,729	6,134	1.25%	-4.2%	12/31/2015	1.09	0	0	1.00%	-4.0%	12/31/2015	1.10	0	0	0.75%	-3.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	0	$0	0.50%	7.7%	12/31/2019	$1.29	0	$0	0.25%	8.0%	12/31/2019	$1.32	18	$24	0.00%	8.3%
12/31/2018	1.17	0	0	0.50%	-2.7%	12/31/2018	1.19	0	0	0.25%	-2.5%	12/31/2018	1.22	17	21	0.00%	-2.2%
12/31/2017	1.20	0	0	0.50%	3.1%	12/31/2017	1.22	0	0	0.25%	3.4%	12/31/2017	1.25	13	17	0.00%	3.7%
12/31/2016	1.16	0	0	0.50%	4.3%	12/31/2016	1.18	0	0	0.25%	4.5%	12/31/2016	1.20	240	288	0.00%	4.8%
12/31/2015	1.12	0	0	0.50%	-3.5%	12/31/2015	1.13	0	0	0.25%	-3.2%	12/31/2015	1.15	211	242	0.00%	-3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.8%
2018	2.6%
2017	2.2%
2016	0.9%
2015	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Retirement 2025 Fund Administrative Class - 06-639
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.43
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	-	-	1.51
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(149)
Net investment income (loss)	(149)

Gain (loss) on investments:
Net realized gain (loss)	(2,265)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	5,477
Net gain (loss)	3,212

Increase (decrease) in net assets from operations	$3,063

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(149)	$293
Net realized gain (loss)	(2,265)	7,479
Realized gain distributions	-	2,775
Net change in unrealized appreciation (depreciation)	5,477	(17,609)

Increase (decrease) in net assets from operations	3,063	(7,062)

Contract owner transactions:
Proceeds from units sold	3,406	21,629
Cost of units redeemed	(68,431)	(85,614)
Account charges	-	(473)
Increase (decrease)	(65,025)	(64,458)
Net increase (decrease)	(61,962)	(71,520)
Net assets, beginning	61,962	133,482
Net assets, ending	$-	$61,962

Units sold	2,746	16,858
Units redeemed	(54,600)	(66,764)
Net increase (decrease)	(51,854)	(49,906)
Units outstanding, beginning	51,854	101,760
Units outstanding, ending	-	51,854

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$906,502
Cost of units redeemed/account charges	(930,008)
Net investment income (loss)	8,922
Net realized gain (loss)	9,957
Realized gain distributions	4,627
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.38	0	$0	1.25%	15.1%	12/31/2019	$1.40	0	$0	1.00%	15.4%	12/31/2019	$1.43	0	$0	0.75%	15.7%
12/31/2018	1.19	52	62	1.25%	-8.9%	12/31/2018	1.21	0	0	1.00%	-8.7%	12/31/2018	1.24	0	0	0.75%	-8.4%
12/31/2017	1.31	102	133	1.25%	14.4%	12/31/2017	1.33	0	0	1.00%	14.7%	12/31/2017	1.35	0	0	0.75%	15.0%
12/31/2016	1.15	88	101	1.25%	6.4%	12/31/2016	1.16	0	0	1.00%	6.7%	12/31/2016	1.17	0	0	0.75%	7.0%
12/31/2015	1.08	129	139	1.25%	-2.9%	12/31/2015	1.09	0	0	1.00%	-2.6%	12/31/2015	1.10	0	0	0.75%	-2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.46	0	$0	0.50%	16.0%	12/31/2019	$1.48	0	$0	0.25%	16.3%	12/31/2019	$1.51	0	$0	0.00%	16.6%
12/31/2018	1.26	0	0	0.50%	-8.2%	12/31/2018	1.28	0	0	0.25%	-8.0%	12/31/2018	1.30	0	0	0.00%	-7.8%
12/31/2017	1.37	0	0	0.50%	15.3%	12/31/2017	1.39	0	0	0.25%	15.6%	12/31/2017	1.41	0	0	0.00%	15.9%
12/31/2016	1.19	0	0	0.50%	7.2%	12/31/2016	1.20	0	0	0.25%	7.5%	12/31/2016	1.21	0	0	0.00%	7.8%
12/31/2015	1.11	0	0	0.50%	-2.1%	12/31/2015	1.12	0	0	0.25%	-1.9%	12/31/2015	1.13	0	0	0.00%	-1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	1.6%
2017	3.4%
2016	1.7%
2015	3.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Real Return Fund R Class - 06-708
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$247,256	$246,390	22,042
Receivables: investments sold	496
Payables: investments purchased	-
Net assets	$247,752

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$247,752	219,913	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.18
Band 50	-	-	1.21
Band 25	-	-	1.24
Band 0	-	-	1.27
Total	$247,752	219,913

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,839
Mortality & expense charges	(3,879)
Net investment income (loss)	960

Gain (loss) on investments:
Net realized gain (loss)	12,365
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	14,852
Net gain (loss)	27,217

Increase (decrease) in net assets from operations	$28,177

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$960	$9,548
Net realized gain (loss)	12,365	(3,228)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	14,852	(36,209)

Increase (decrease) in net assets from operations	28,177	(29,889)

Contract owner transactions:
Proceeds from units sold	498,757	936,147
Cost of units redeemed	(898,747)	(1,271,089)
Account charges	(302)	(392)
Increase (decrease)	(400,292)	(335,334)
Net increase (decrease)	(372,115)	(365,223)
Net assets, beginning	619,867	985,090
Net assets, ending	$247,752	$619,867

Units sold	447,334	865,390
Units redeemed	(791,201)	(1,177,488)
Net increase (decrease)	(343,867)	(312,098)
Units outstanding, beginning	563,780	875,878
Units outstanding, ending	219,913	563,780

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$8,644,472
Cost of units redeemed/account charges	(8,277,821)
Net investment income (loss)	48,080
Net realized gain (loss)	(202,585)
Realized gain distributions	34,740
Net change in unrealized appreciation (depreciation)	866
Net assets	$247,752

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	220	$248	1.25%	6.5%	12/31/2019	$1.15	0	$0	1.00%	6.8%	12/31/2019	$1.18	0	$0	0.75%	7.0%
12/31/2018	1.06	369	390	1.25%	-3.8%	12/31/2018	1.08	0	0	1.00%	-3.6%	12/31/2018	1.10	0	0	0.75%	-3.3%
12/31/2017	1.10	678	746	1.25%	2.0%	12/31/2017	1.12	0	0	1.00%	2.2%	12/31/2017	1.14	0	0	0.75%	2.5%
12/31/2016	1.08	1,044	1,126	1.25%	3.1%	12/31/2016	1.10	0	0	1.00%	3.3%	12/31/2016	1.11	0	0	0.75%	3.6%
12/31/2015	1.05	1,565	1,638	1.25%	-4.6%	12/31/2015	1.06	0	0	1.00%	-4.3%	12/31/2015	1.08	0	0	0.75%	-4.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	0	$0	0.50%	7.3%	12/31/2019	$1.24	0	$0	0.25%	7.6%	12/31/2019	$1.27	0	$0	0.00%	7.8%
12/31/2018	1.13	0	0	0.50%	-3.1%	12/31/2018	1.15	0	0	0.25%	-2.8%	12/31/2018	1.18	195	230	0.00%	-2.6%
12/31/2017	1.16	0	0	0.50%	2.7%	12/31/2017	1.19	0	0	0.25%	3.0%	12/31/2017	1.21	198	239	0.00%	3.3%
12/31/2016	1.13	0	0	0.50%	3.8%	12/31/2016	1.15	0	0	0.25%	4.1%	12/31/2016	1.17	266	311	0.00%	4.4%
12/31/2015	1.09	0	0	0.50%	-3.9%	12/31/2015	1.11	0	0	0.25%	-3.6%	12/31/2015	1.12	284	319	0.00%	-3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	2.1%
2017	1.9%
2016	0.4%
2015	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Total Return Fund Admin Class - 06-291
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,736,170	$6,663,702	655,425
Receivables: investments sold	40,929
Payables: investments purchased	-
Net assets	$6,777,099

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,777,099	4,204,036	$1.61
Band 100	-	-	1.66
Band 75	-	-	1.72
Band 50	-	-	1.77
Band 25	-	-	1.83
Band 0	-	-	1.89
Total	$6,777,099	4,204,036

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$256,985
Mortality & expense charges	(90,504)
Net investment income (loss)	166,481

Gain (loss) on investments:
Net realized gain (loss)	(6,464)
Realized gain distributions	5,484
Net change in unrealized appreciation (depreciation)	314,883
Net gain (loss)	313,903

Increase (decrease) in net assets from operations	$480,384

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$166,481	$127,141
Net realized gain (loss)	(6,464)	(230,405)
Realized gain distributions	5,484	-
Net change in unrealized appreciation (depreciation)	314,883	(52,551)

Increase (decrease) in net assets from operations	480,384	(155,815)

Contract owner transactions:
Proceeds from units sold	1,753,101	1,607,757
Cost of units redeemed	(2,809,018)	(3,788,101)
Account charges	(1,911)	(1,805)
Increase (decrease)	(1,057,828)	(2,182,149)
Net increase (decrease)	(577,444)	(2,337,964)
Net assets, beginning	7,354,543	9,692,507
Net assets, ending	$6,777,099	$7,354,543

Units sold	1,133,058	1,103,792
Units redeemed	(1,795,207)	(2,538,275)
Net increase (decrease)	(662,149)	(1,434,483)
Units outstanding, beginning	4,866,185	6,300,668
Units outstanding, ending	4,204,036	4,866,185

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$186,329,168
Cost of units redeemed/account charges	(190,346,862)
Net investment income (loss)	7,952,223
Net realized gain (loss)	(3,207,809)
Realized gain distributions	5,977,911
Net change in unrealized appreciation (depreciation)	72,468
Net assets	$6,777,099

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.61	4,204	$6,777	1.25%	6.7%	12/31/2019	$1.66	0	$0	1.00%	6.9%	12/31/2019	$1.72	0	$0	0.75%	7.2%
12/31/2018	1.51	4,866	7,355	1.25%	-1.7%	12/31/2018	1.56	0	0	1.00%	-1.5%	12/31/2018	1.60	0	0	0.75%	-1.3%
12/31/2017	1.54	6,292	9,679	1.25%	3.6%	12/31/2017	1.58	9	14	1.00%	3.8%	12/31/2017	1.62	0	0	0.75%	4.1%
12/31/2016	1.49	7,831	11,631	1.25%	1.1%	12/31/2016	1.52	9	13	1.00%	1.3%	12/31/2016	1.56	0	0	0.75%	1.6%
12/31/2015	1.47	16,450	24,170	1.25%	-0.8%	12/31/2015	1.50	9	13	1.00%	-0.5%	12/31/2015	1.53	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.77	0	$0	0.50%	7.5%	12/31/2019	$1.83	0	$0	0.25%	7.7%	12/31/2019	$1.89	0	$0	0.00%	8.0%
12/31/2018	1.65	0	0	0.50%	-1.0%	12/31/2018	1.70	0	0	0.25%	-0.8%	12/31/2018	1.75	0	0	0.00%	-0.5%
12/31/2017	1.67	0	0	0.50%	4.3%	12/31/2017	1.71	0	0	0.25%	4.6%	12/31/2017	1.76	0	0	0.00%	4.9%
12/31/2016	1.60	0	0	0.50%	1.8%	12/31/2016	1.63	0	0	0.25%	2.1%	12/31/2016	1.67	0	0	0.00%	2.4%
12/31/2015	1.57	0	0	0.50%	0.0%	12/31/2015	1.60	0	0	0.25%	0.2%	12/31/2015	1.64	1,177	1,926	0.00%	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.6%
2018	2.7%
2017	2.3%
2016	2.6%
2015	2.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Total Return Fund R Class - 06-680
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,568,074	$5,554,919	542,190
Receivables: investments sold	38,179
Payables: investments purchased	-
Net assets	$5,606,253

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,699,726	2,850,397	$1.65
Band 100	866,709	504,752	1.72
Band 75	-	-	1.79
Band 50	39,818	21,830	1.86
Band 25	-	-	1.94
Band 0	-	-	2.02
Total	$5,606,253	3,376,529

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$169,628
Mortality & expense charges	(62,603)
Net investment income (loss)	107,025

Gain (loss) on investments:
Net realized gain (loss)	(13,370)
Realized gain distributions	4,514
Net change in unrealized appreciation (depreciation)	214,286
Net gain (loss)	205,430

Increase (decrease) in net assets from operations	$312,455

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$107,025	$55,878
Net realized gain (loss)	(13,370)	(302,578)
Realized gain distributions	4,514	-
Net change in unrealized appreciation (depreciation)	214,286	82,859

Increase (decrease) in net assets from operations	312,455	(163,841)

Contract owner transactions:
Proceeds from units sold	1,993,028	2,370,006
Cost of units redeemed	(1,381,450)	(4,652,589)
Account charges	(2,733)	(3,116)
Increase (decrease)	608,845	(2,285,699)
Net increase (decrease)	921,300	(2,449,540)
Net assets, beginning	4,684,953	7,134,493
Net assets, ending	$5,606,253	$4,684,953

Units sold	1,249,160	1,577,604
Units redeemed	(871,826)	(3,047,777)
Net increase (decrease)	377,334	(1,470,173)
Units outstanding, beginning	2,999,195	4,469,368
Units outstanding, ending	3,376,529	2,999,195

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$111,618,718
Cost of units redeemed/account charges	(111,428,063)
Net investment income (loss)	3,789,640
Net realized gain (loss)	(1,682,487)
Realized gain distributions	3,295,290
Net change in unrealized appreciation (depreciation)	13,155
Net assets	$5,606,253

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.65	2,850	$4,700	1.25%	6.3%	12/31/2019	$1.72	505	$867	1.00%	6.6%	12/31/2019	$1.79	0	$0	0.75%	6.8%
12/31/2018	1.55	2,451	3,802	1.25%	-2.1%	12/31/2018	1.61	548	883	1.00%	-1.9%	12/31/2018	1.67	0	0	0.75%	-1.6%
12/31/2017	1.58	3,707	5,875	1.25%	3.2%	12/31/2017	1.64	692	1,137	1.00%	3.4%	12/31/2017	1.70	0	0	0.75%	3.7%
12/31/2016	1.54	4,805	7,381	1.25%	0.7%	12/31/2016	1.59	813	1,291	1.00%	0.9%	12/31/2016	1.64	0	0	0.75%	1.2%
12/31/2015	1.53	9,104	13,888	1.25%	-1.2%	12/31/2015	1.57	887	1,395	1.00%	-0.9%	12/31/2015	1.62	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.86	21	$40	0.50%	7.1%	12/31/2019	$1.94	0	$0	0.25%	7.4%	12/31/2019	$2.02	0	$0	0.00%	7.6%
12/31/2018	1.74	0	0	0.50%	-1.4%	12/31/2018	1.81	0	0	0.25%	-1.1%	12/31/2018	1.88	0	0	0.00%	-0.9%
12/31/2017	1.76	70	123	0.50%	3.9%	12/31/2017	1.83	0	0	0.25%	4.2%	12/31/2017	1.89	0	0	0.00%	4.5%
12/31/2016	1.70	74	126	0.50%	1.4%	12/31/2016	1.75	0	0	0.25%	1.7%	12/31/2016	1.81	0	0	0.00%	2.0%
12/31/2015	1.67	72	121	0.50%	-0.4%	12/31/2015	1.72	0	0	0.25%	-0.2%	12/31/2015	1.78	647	1,151	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.3%
2018	2.4%
2017	1.9%
2016	2.3%
2015	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI NFJ Small-Cap Value Fund R6 Class - 06-CPJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,635,654	$1,970,623	96,243
Receivables: investments sold	-
Payables: investments purchased	(8,178)
Net assets	$1,627,476

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$508,446	479,736	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	1,119,030	1,016,186	1.10
Total	$1,627,476	1,495,922

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$11,033
Mortality & expense charges	(7,785)
Net investment income (loss)	3,248

Gain (loss) on investments:
Net realized gain (loss)	(274,338)
Realized gain distributions	116,851
Net change in unrealized appreciation (depreciation)	531,188
Net gain (loss)	373,701

Increase (decrease) in net assets from operations	$376,949

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,248	$56,308
Net realized gain (loss)	(274,338)	(58,927)
Realized gain distributions	116,851	346,109
Net change in unrealized appreciation (depreciation)	531,188	(752,999)

Increase (decrease) in net assets from operations	376,949	(409,509)

Contract owner transactions:
Proceeds from units sold	221,199	841,625
Cost of units redeemed	(612,550)	(458,824)
Account charges	(3,002)	(2,795)
Increase (decrease)	(394,353)	380,006
Net increase (decrease)	(17,404)	(29,503)
Net assets, beginning	1,644,880	1,674,383
Net assets, ending	$1,627,476	$1,644,880

Units sold	221,201	778,119
Units redeemed	(610,159)	(434,349)
Net increase (decrease)	(388,958)	343,770
Units outstanding, beginning	1,884,880	1,541,110
Units outstanding, ending	1,495,922	1,884,880

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,809,635
Cost of units redeemed/account charges	(1,270,080)
Net investment income (loss)	71,321
Net realized gain (loss)	(321,474)
Realized gain distributions	673,043
Net change in unrealized appreciation (depreciation)	(334,969)
Net assets	$1,627,476

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	480	$508	1.25%	23.3%	12/31/2019	$1.07	0	$0	1.00%	23.6%	12/31/2019	$1.08	0	$0	0.75%	23.9%
12/31/2018	0.86	788	677	1.25%	-20.0%	12/31/2018	0.86	0	0	1.00%	-19.8%	12/31/2018	0.87	0	0	0.75%	-19.6%
12/31/2017	1.07	260	279	1.25%	8.7%	12/31/2017	1.08	0	0	1.00%	9.0%	12/31/2017	1.08	0	0	0.75%	9.3%
12/31/2016	0.99	0	0	1.25%	-1.2%	12/31/2016	0.99	0	0	1.00%	-1.2%	12/31/2016	0.99	0	0	0.75%	-1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	24.2%	12/31/2019	$1.09	0	$0	0.25%	24.5%	12/31/2019	$1.10	1,016	$1,119	0.00%	24.8%
12/31/2018	0.87	0	0	0.50%	-19.4%	12/31/2018	0.88	0	0	0.25%	-19.2%	12/31/2018	0.88	1,097	968	0.00%	-19.0%
12/31/2017	1.08	0	0	0.50%	9.5%	12/31/2017	1.09	0	0	0.25%	9.8%	12/31/2017	1.09	1,281	1,395	0.00%	10.1%
12/31/2016	0.99	0	0	0.50%	-1.1%	12/31/2016	0.99	0	0	0.25%	-1.1%	12/31/2016	0.99	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	3.8%
2017	1.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Investment Grade Credit Bond Fund Admin Class - 06-CNN (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	1.25%	13.0%	12/31/2019	$1.18	0	$0	1.00%	13.3%	12/31/2019	$1.19	0	$0	0.75%	13.6%
12/31/2018	1.03	0	0	1.25%	-3.5%	12/31/2018	1.04	0	0	1.00%	-3.2%	12/31/2018	1.05	0	0	0.75%	-3.0%
12/31/2017	1.07	0	0	1.25%	6.4%	12/31/2017	1.08	0	0	1.00%	6.6%	12/31/2017	1.08	0	0	0.75%	6.9%
12/31/2016	1.01	0	0	1.25%	0.8%	12/31/2016	1.01	0	0	1.00%	1.0%	12/31/2016	1.01	0	0	0.75%	1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	0.50%	13.9%	12/31/2019	$1.21	0	$0	0.25%	14.2%	12/31/2019	$1.22	0	$0	0.00%	14.5%
12/31/2018	1.06	0	0	0.50%	-2.8%	12/31/2018	1.06	0	0	0.25%	-2.5%	12/31/2018	1.07	0	0	0.00%	-2.3%
12/31/2017	1.09	0	0	0.50%	7.2%	12/31/2017	1.09	0	0	0.25%	7.4%	12/31/2017	1.09	0	0	0.00%	7.7%
12/31/2016	1.01	0	0	0.50%	1.3%	12/31/2016	1.01	0	0	0.25%	1.4%	12/31/2016	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO High Yield Fund Institutional Class - 06-FCJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$161,298	$157,017	17,848
Receivables: investments sold	54
Payables: investments purchased	-
Net assets	$161,352

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$161,352	138,753	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$161,352	138,753

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$20,656
Mortality & expense charges	(4,925)
Net investment income (loss)	15,731

Gain (loss) on investments:
Net realized gain (loss)	10,392
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	30,034
Net gain (loss)	40,426

Increase (decrease) in net assets from operations	$56,157

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$15,731	$14,960
Net realized gain (loss)	10,392	(6,552)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	30,034	(25,753)

Increase (decrease) in net assets from operations	56,157	(17,345)

Contract owner transactions:
Proceeds from units sold	84,642	418,930
Cost of units redeemed	(493,676)	(151,291)
Account charges	(35)	(575)
Increase (decrease)	(409,069)	267,064
Net increase (decrease)	(352,912)	249,719
Net assets, beginning	514,264	264,545
Net assets, ending	$161,352	$514,264

Units sold	75,704	397,905
Units redeemed	(439,046)	(144,511)
Net increase (decrease)	(363,342)	253,394
Units outstanding, beginning	502,095	248,701
Units outstanding, ending	138,753	502,095

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$767,660
Cost of units redeemed/account charges	(645,433)
Net investment income (loss)	31,004
Net realized gain (loss)	3,840
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,281
Net assets	$161,352

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	139	$161	1.25%	13.5%	12/31/2019	$1.17	0	$0	1.00%	13.8%	12/31/2019	$1.18	0	$0	0.75%	14.1%
12/31/2018	1.02	502	514	1.25%	-3.7%	12/31/2018	1.03	0	0	1.00%	-3.5%	12/31/2018	1.03	0	0	0.75%	-3.2%
12/31/2017	1.06	249	265	1.25%	5.7%	12/31/2017	1.07	0	0	1.00%	6.0%	12/31/2017	1.07	0	0	0.75%	6.2%
12/31/2016	1.01	0	0	1.25%	0.6%	12/31/2016	1.01	0	0	1.00%	0.6%	12/31/2016	1.01	0	0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	0.50%	14.4%	12/31/2019	$1.20	0	$0	0.25%	14.7%	12/31/2019	$1.21	0	$0	0.00%	15.0%
12/31/2018	1.04	0	0	0.50%	-3.0%	12/31/2018	1.05	0	0	0.25%	-2.7%	12/31/2018	1.05	0	0	0.00%	-2.5%
12/31/2017	1.07	0	0	0.50%	6.5%	12/31/2017	1.08	0	0	0.25%	6.8%	12/31/2017	1.08	0	0	0.00%	7.0%
12/31/2016	1.01	0	0	0.50%	0.7%	12/31/2016	1.01	0	0	0.25%	0.7%	12/31/2016	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	6.1%
2018	5.0%
2017	0.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Income Fund Institutional Class - 06-FCK
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,757,992	$8,721,374	705,858
Receivables: investments sold	-
Payables: investments purchased	(259,459)
Net assets	$8,498,533

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,449,846	7,397,416	$1.14
Band 100	-	-	1.15
Band 75	48,687	41,975	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$8,498,533	7,439,391

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$416,222
Mortality & expense charges	(88,484)
Net investment income (loss)	327,738

Gain (loss) on investments:
Net realized gain (loss)	115
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	118,443
Net gain (loss)	118,558

Increase (decrease) in net assets from operations	$446,296

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$327,738	$134,739
Net realized gain (loss)	115	(33,426)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	118,443	(82,462)

Increase (decrease) in net assets from operations	446,296	18,851

Contract owner transactions:
Proceeds from units sold	4,137,713	7,091,547
Cost of units redeemed	(1,763,370)	(2,014,700)
Account charges	(12,095)	(6,031)
Increase (decrease)	2,362,248	5,070,816
Net increase (decrease)	2,808,544	5,089,667
Net assets, beginning	5,689,989	600,322
Net assets, ending	$8,498,533	$5,689,989

Units sold	3,748,234	6,684,762
Units redeemed	(1,624,964)	(1,925,796)
Net increase (decrease)	2,123,270	4,758,966
Units outstanding, beginning	5,316,121	557,155
Units outstanding, ending	7,439,391	5,316,121

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$12,057,234
Cost of units redeemed/account charges	(4,030,357)
Net investment income (loss)	468,297
Net realized gain (loss)	(33,259)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	36,618
Net assets	$8,498,533

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	7,397	$8,450	1.25%	6.7%	12/31/2019	$1.15	0	$0	1.00%	7.0%	12/31/2019	$1.16	42	$49	0.75%	7.3%
12/31/2018	1.07	5,289	5,661	1.25%	-0.7%	12/31/2018	1.08	0	0	1.00%	-0.4%	12/31/2018	1.08	27	29	0.75%	-0.2%
12/31/2017	1.08	557	600	1.25%	7.3%	12/31/2017	1.08	0	0	1.00%	7.5%	12/31/2017	1.08	0	0	0.75%	7.8%
12/31/2016	1.00	0	0	1.25%	0.4%	12/31/2016	1.00	0	0	1.00%	0.5%	12/31/2016	1.00	0	0	0.75%	0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	7.5%	12/31/2019	$1.18	0	$0	0.25%	7.8%	12/31/2019	$1.19	0	$0	0.00%	8.1%
12/31/2018	1.09	0	0	0.50%	0.1%	12/31/2018	1.09	0	0	0.25%	0.3%	12/31/2018	1.10	0	0	0.00%	0.6%
12/31/2017	1.09	0	0	0.50%	8.1%	12/31/2017	1.09	0	0	0.25%	8.3%	12/31/2017	1.09	0	0	0.00%	8.6%
12/31/2016	1.00	0	0	0.50%	0.5%	12/31/2016	1.01	0	0	0.25%	0.5%	12/31/2016	1.01	0	0	0.00%	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.9%
2018	5.5%
2017	2.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Real Return Fund Institutional Class - 06-FCM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,651,031	$2,592,064	241,489
Receivables: investments sold	63,309
Payables: investments purchased	-
Net assets	$2,714,340

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,271,758	2,139,857	$1.06
Band 100	-	-	1.07
Band 75	34,978	32,447	1.08
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	407,604	369,522	1.10
Total	$2,714,340	2,541,826

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$36,904
Mortality & expense charges	(19,470)
Net investment income (loss)	17,434

Gain (loss) on investments:
Net realized gain (loss)	5,198
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	102,475
Net gain (loss)	107,673

Increase (decrease) in net assets from operations	$125,107

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$17,434	$16,721
Net realized gain (loss)	5,198	(5,748)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	102,475	(46,292)

Increase (decrease) in net assets from operations	125,107	(35,319)

Contract owner transactions:
Proceeds from units sold	1,779,410	1,219,825
Cost of units redeemed	(739,229)	(347,060)
Account charges	(2,045)	(1,352)
Increase (decrease)	1,038,136	871,413
Net increase (decrease)	1,163,243	836,094
Net assets, beginning	1,551,097	715,003
Net assets, ending	$2,714,340	$1,551,097

Units sold	1,688,446	1,227,433
Units redeemed	(703,339)	(365,959)
Net increase (decrease)	985,107	861,474
Units outstanding, beginning	1,556,719	695,245
Units outstanding, ending	2,541,826	1,556,719

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,782,115
Cost of units redeemed/account charges	(1,168,044)
Net investment income (loss)	42,099
Net realized gain (loss)	(797)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	58,967
Net assets	$2,714,340

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	2,140	$2,272	1.25%	7.2%	12/31/2019	$1.07	0	$0	1.00%	7.4%	12/31/2019	$1.08	32	$35	0.75%	7.7%
12/31/2018	0.99	1,193	1,182	1.25%	-3.2%	12/31/2018	1.00	0	0	1.00%	-2.9%	12/31/2018	1.00	16	16	0.75%	-2.7%
12/31/2017	1.02	428	437	1.25%	2.6%	12/31/2017	1.03	0	0	1.00%	2.9%	12/31/2017	1.03	0	0	0.75%	3.1%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	8.0%	12/31/2019	$1.09	0	$0	0.25%	8.3%	12/31/2019	$1.10	370	$408	0.00%	8.5%
12/31/2018	1.01	0	0	0.50%	-2.5%	12/31/2018	1.01	0	0	0.25%	-2.2%	12/31/2018	1.02	348	353	0.00%	-2.0%
12/31/2017	1.03	0	0	0.50%	3.4%	12/31/2017	1.03	0	0	0.25%	3.7%	12/31/2017	1.04	268	278	0.00%	3.9%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
2018	2.3%
2017	2.8%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Total Return Fund Institutional Class - 06-FCN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$875,884	$851,946	85,686
Receivables: investments sold	10,109
Payables: investments purchased	-
Net assets	$885,993

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$885,993	808,400	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$885,993	808,400

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$30,298
Mortality & expense charges	(9,828)
Net investment income (loss)	20,470

Gain (loss) on investments:
Net realized gain (loss)	1,194
Realized gain distributions	699
Net change in unrealized appreciation (depreciation)	27,688
Net gain (loss)	29,581

Increase (decrease) in net assets from operations	$50,051

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$20,470	$7,056
Net realized gain (loss)	1,194	(1,965)
Realized gain distributions	699	-
Net change in unrealized appreciation (depreciation)	27,688	(3,225)

Increase (decrease) in net assets from operations	50,051	1,866

Contract owner transactions:
Proceeds from units sold	346,542	531,692
Cost of units redeemed	(134,771)	(71,617)
Account charges	(559)	(100)
Increase (decrease)	211,212	459,975
Net increase (decrease)	261,263	461,841
Net assets, beginning	624,730	162,889
Net assets, ending	$885,993	$624,730

Units sold	328,554	524,095
Units redeemed	(129,669)	(71,114)
Net increase (decrease)	198,885	452,981
Units outstanding, beginning	609,515	156,534
Units outstanding, ending	808,400	609,515

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,055,696
Cost of units redeemed/account charges	(221,712)
Net investment income (loss)	28,222
Net realized gain (loss)	(850)
Realized gain distributions	699
Net change in unrealized appreciation (depreciation)	23,938
Net assets	$885,993

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	808	$886	1.25%	6.9%	12/31/2019	$1.10	0	$0	1.00%	7.2%	12/31/2019	$1.11	0	$0	0.75%	7.5%
12/31/2018	1.02	610	625	1.25%	-1.5%	12/31/2018	1.03	0	0	1.00%	-1.3%	12/31/2018	1.04	0	0	0.75%	-1.0%
12/31/2017	1.04	157	163	1.25%	3.8%	12/31/2017	1.04	0	0	1.00%	4.1%	12/31/2017	1.05	0	0	0.75%	4.4%
12/31/2016	1.00	0	0	1.25%	0.2%	12/31/2016	1.00	0	0	1.00%	0.2%	12/31/2016	1.00	0	0	0.75%	0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	7.7%	12/31/2019	$1.13	0	$0	0.25%	8.0%	12/31/2019	$1.14	0	$0	0.00%	8.3%
12/31/2018	1.04	0	0	0.50%	-0.8%	12/31/2018	1.05	0	0	0.25%	-0.5%	12/31/2018	1.05	0	0	0.00%	-0.3%
12/31/2017	1.05	0	0	0.50%	4.6%	12/31/2017	1.05	0	0	0.25%	4.9%	12/31/2017	1.05	0	0	0.00%	5.1%
12/31/2016	1.00	0	0	0.50%	0.3%	12/31/2016	1.00	0	0	0.25%	0.3%	12/31/2016	1.00	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.0%
2018	2.8%
2017	1.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AMG Renaissance Large Cap Growth Fund N Class - 06-FXW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$54,141	$52,942	4,161
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$54,137

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$50,188	38,068	$1.32
Band 100	3,949	2,977	1.33
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$54,137	41,045

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$309
Mortality & expense charges	(617)
Net investment income (loss)	(308)

Gain (loss) on investments:
Net realized gain (loss)	(289)
Realized gain distributions	4,046
Net change in unrealized appreciation (depreciation)	10,599
Net gain (loss)	14,356

Increase (decrease) in net assets from operations	$14,048

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(308)	$(367)
Net realized gain (loss)	(289)	248
Realized gain distributions	4,046	8,081
Net change in unrealized appreciation (depreciation)	10,599	(11,956)

Increase (decrease) in net assets from operations	14,048	(3,994)

Contract owner transactions:
Proceeds from units sold	1,061	1,770
Cost of units redeemed	(3,934)	(3,342)
Account charges	(10)	(10)
Increase (decrease)	(2,883)	(1,582)
Net increase (decrease)	11,165	(5,576)
Net assets, beginning	42,972	48,548
Net assets, ending	$54,137	$42,972

Units sold	992	1,596
Units redeemed	(3,444)	(3,127)
Net increase (decrease)	(2,452)	(1,531)
Units outstanding, beginning	43,497	45,028
Units outstanding, ending	41,045	43,497

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$48,251
Cost of units redeemed/account charges	(7,995)
Net investment income (loss)	(689)
Net realized gain (loss)	(23)
Realized gain distributions	13,394
Net change in unrealized appreciation (depreciation)	1,199
Net assets	$54,137

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.32	38	$50	1.25%	33.5%	12/31/2019	$1.33	3	$4	1.00%	33.8%	12/31/2019	$1.33	0	$0	0.75%	34.2%
12/31/2018	0.99	40	40	1.25%	-8.4%	12/31/2018	0.99	3	3	1.00%	-8.2%	12/31/2018	0.99	0	0	0.75%	-7.9%
12/31/2017	1.08	42	46	1.25%	7.8%	12/31/2017	1.08	3	3	1.00%	7.9%	12/31/2017	1.08	0	0	0.75%	8.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	0	$0	0.50%	34.5%	12/31/2019	$1.35	0	$0	0.25%	34.8%	12/31/2019	$1.36	0	$0	0.00%	35.2%
12/31/2018	1.00	0	0	0.50%	-7.7%	12/31/2018	1.00	0	0	0.25%	-7.5%	12/31/2018	1.01	0	0	0.00%	-7.2%
12/31/2017	1.08	0	0	0.50%	8.2%	12/31/2017	1.08	0	0	0.25%	8.3%	12/31/2017	1.08	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.6%
2018	0.5%
2017	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Commodity Real Return Strategy Fund InstClass - 06-GNG (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.99	0	$0	1.25%	10.9%	12/31/2019	$1.00	0	$0	1.00%	11.1%	12/31/2019	$1.00	0	$0	0.75%	11.4%
12/31/2018	0.90	0	0	1.25%	-14.9%	12/31/2018	0.90	0	0	1.00%	-14.6%	12/31/2018	0.90	0	0	0.75%	-14.4%
12/31/2017	1.05	0	0	1.25%	5.3%	12/31/2017	1.05	0	0	1.00%	5.3%	12/31/2017	1.05	0	0	0.75%	5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	0	$0	0.50%	11.7%	12/31/2019	$1.01	0	$0	0.25%	12.0%	12/31/2019	$1.02	0	$0	0.00%	12.3%
12/31/2018	0.90	0	0	0.50%	-14.2%	12/31/2018	0.91	0	0	0.25%	-14.0%	12/31/2018	0.91	0	0	0.00%	-13.8%
12/31/2017	1.05	0	0	0.50%	5.3%	12/31/2017	1.05	0	0	0.25%	5.3%	12/31/2017	1.05	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Investment Grade Credit Bond Fund Inst Class - 06-GNH (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	1.25%	13.3%	12/31/2019	$1.10	0	$0	1.00%	13.6%	12/31/2019	$1.11	0	$0	0.75%	13.9%
12/31/2018	0.97	0	0	1.25%	-3.2%	12/31/2018	0.97	0	0	1.00%	-3.0%	12/31/2018	0.97	0	0	0.75%	-2.8%
12/31/2017	1.00	0	0	1.25%	0.0%	12/31/2017	1.00	0	0	1.00%	0.0%	12/31/2017	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	14.2%	12/31/2019	$1.12	0	$0	0.25%	14.5%	12/31/2019	$1.12	0	$0	0.00%	14.8%
12/31/2018	0.97	0	0	0.50%	-2.5%	12/31/2018	0.98	0	0	0.25%	-2.3%	12/31/2018	0.98	0	0	0.00%	-2.0%
12/31/2017	1.00	0	0	0.50%	0.0%	12/31/2017	1.00	0	0	0.25%	0.0%	12/31/2017	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Retirement 2020 Fund R6 Class - 06-34G
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$413,827	$451,612	23,379
Receivables: investments sold	223
Payables: investments purchased	-
Net assets	$414,050

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$414,050	390,512	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$414,050	390,512

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$19,212
Mortality & expense charges	(5,338)
Net investment income (loss)	13,874

Gain (loss) on investments:
Net realized gain (loss)	(25,128)
Realized gain distributions	39,296
Net change in unrealized appreciation (depreciation)	31,762
Net gain (loss)	45,930

Increase (decrease) in net assets from operations	$59,804

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$13,874	$18,300
Net realized gain (loss)	(25,128)	(58)
Realized gain distributions	39,296	24,396
Net change in unrealized appreciation (depreciation)	31,762	(69,547)

Increase (decrease) in net assets from operations	59,804	(26,909)

Contract owner transactions:
Proceeds from units sold	82,886	660,741
Cost of units redeemed	(359,183)	(2,056)
Account charges	(1,094)	(139)
Increase (decrease)	(277,391)	658,546
Net increase (decrease)	(217,587)	631,637
Net assets, beginning	631,637	-
Net assets, ending	$414,050	$631,637

Units sold	82,882	680,061
Units redeemed	(370,156)	(2,275)
Net increase (decrease)	(287,274)	677,786
Units outstanding, beginning	677,786	-
Units outstanding, ending	390,512	677,786

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$743,627
Cost of units redeemed/account charges	(362,472)
Net investment income (loss)	32,174
Net realized gain (loss)	(25,186)
Realized gain distributions	63,692
Net change in unrealized appreciation (depreciation)	(37,785)
Net assets	$414,050

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	391	$414	1.25%	13.8%	12/31/2019	$1.07	0	$0	1.00%	14.1%	12/31/2019	$1.07	0	$0	0.75%	14.3%
12/31/2018	0.93	678	632	1.25%	-6.8%	12/31/2018	0.93	0	0	1.00%	-6.6%	12/31/2018	0.94	0	0	0.75%	-6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	14.6%	12/31/2019	$1.08	0	$0	0.25%	14.9%	12/31/2019	$1.08	0	$0	0.00%	15.2%
12/31/2018	0.94	0	0	0.50%	-6.2%	12/31/2018	0.94	0	0	0.25%	-6.1%	12/31/2018	0.94	0	0	0.00%	-5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.7%
2018	6.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Retirement 2025 Fund R6 Class - 06-34H
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$784,085	$881,953	50,908
Receivables: investments sold	415
Payables: investments purchased	-
Net assets	$784,500

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$784,500	742,718	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$784,500	742,718

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$36,979
Mortality & expense charges	(8,449)
Net investment income (loss)	28,530

Gain (loss) on investments:
Net realized gain (loss)	(5,873)
Realized gain distributions	91,270
Net change in unrealized appreciation (depreciation)	(18,520)
Net gain (loss)	66,877

Increase (decrease) in net assets from operations	$95,407

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$28,530	$15,528
Net realized gain (loss)	(5,873)	(56)
Realized gain distributions	91,270	27,522
Net change in unrealized appreciation (depreciation)	(18,520)	(79,348)

Increase (decrease) in net assets from operations	95,407	(36,354)

Contract owner transactions:
Proceeds from units sold	137,982	643,849
Cost of units redeemed	(54,601)	(485)
Account charges	(1,134)	(164)
Increase (decrease)	82,247	643,200
Net increase (decrease)	177,654	606,846
Net assets, beginning	606,846	-
Net assets, ending	$784,500	$606,846

Units sold	138,274	664,131
Units redeemed	(59,064)	(623)
Net increase (decrease)	79,210	663,508
Units outstanding, beginning	663,508	-
Units outstanding, ending	742,718	663,508

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$781,831
Cost of units redeemed/account charges	(56,384)
Net investment income (loss)	44,058
Net realized gain (loss)	(5,929)
Realized gain distributions	118,792
Net change in unrealized appreciation (depreciation)	(97,868)
Net assets	$784,500

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	743	$785	1.25%	15.5%	12/31/2019	$1.06	0	$0	1.00%	15.8%	12/31/2019	$1.07	0	$0	0.75%	16.1%
12/31/2018	0.91	664	607	1.25%	-8.5%	12/31/2018	0.92	0	0	1.00%	-8.4%	12/31/2018	0.92	0	0	0.75%	-8.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	16.4%	12/31/2019	$1.08	0	$0	0.25%	16.6%	12/31/2019	$1.08	0	$0	0.00%	16.9%
12/31/2018	0.92	0	0	0.50%	-8.0%	12/31/2018	0.92	0	0	0.25%	-7.8%	12/31/2018	0.92	0	0	0.00%	-7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.3%
2018	5.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Retirement 2030 Fund R6 Class - 06-34J
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$761,695	$843,836	40,191
Receivables: investments sold	337
Payables: investments purchased	-
Net assets	$762,032

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$762,032	723,740	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$762,032	723,740

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$38,150
Mortality & expense charges	(8,056)
Net investment income (loss)	30,094

Gain (loss) on investments:
Net realized gain (loss)	(9,697)
Realized gain distributions	83,053
Net change in unrealized appreciation (depreciation)	(4,229)
Net gain (loss)	69,127

Increase (decrease) in net assets from operations	$99,221

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$30,094	$13,019
Net realized gain (loss)	(9,697)	(409)
Realized gain distributions	83,053	25,036
Net change in unrealized appreciation (depreciation)	(4,229)	(77,912)

Increase (decrease) in net assets from operations	99,221	(40,266)

Contract owner transactions:
Proceeds from units sold	227,766	576,774
Cost of units redeemed	(93,795)	(5,076)
Account charges	(2,302)	(290)
Increase (decrease)	131,669	571,408
Net increase (decrease)	230,890	531,142
Net assets, beginning	531,142	-
Net assets, ending	$762,032	$531,142

Units sold	230,667	597,460
Units redeemed	(98,567)	(5,820)
Net increase (decrease)	132,100	591,640
Units outstanding, beginning	591,640	-
Units outstanding, ending	723,740	591,640

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$804,540
Cost of units redeemed/account charges	(101,463)
Net investment income (loss)	43,113
Net realized gain (loss)	(10,106)
Realized gain distributions	108,089
Net change in unrealized appreciation (depreciation)	(82,141)
Net assets	$762,032

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	724	$762	1.25%	17.3%	12/31/2019	$1.06	0	$0	1.00%	17.6%	12/31/2019	$1.06	0	$0	0.75%	17.9%
12/31/2018	0.90	592	531	1.25%	-10.2%	12/31/2018	0.90	0	0	1.00%	-10.0%	12/31/2018	0.90	0	0	0.75%	-9.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	18.2%	12/31/2019	$1.07	0	$0	0.25%	18.5%	12/31/2019	$1.08	0	$0	0.00%	18.8%
12/31/2018	0.90	0	0	0.50%	-9.7%	12/31/2018	0.90	0	0	0.25%	-9.5%	12/31/2018	0.91	0	0	0.00%	-9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.9%
2018	5.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Retirement 2035 Fund R6 Class - 06-34K
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$550,752	$585,620	32,602
Receivables: investments sold	-
Payables: investments purchased	(4,007)
Net assets	$546,745

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$546,745	518,895	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$546,745	518,895

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$21,891
Mortality & expense charges	(5,452)
Net investment income (loss)	16,439

Gain (loss) on investments:
Net realized gain (loss)	(10,222)
Realized gain distributions	52,415
Net change in unrealized appreciation (depreciation)	14,224
Net gain (loss)	56,417

Increase (decrease) in net assets from operations	$72,856

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$16,439	$7,743
Net realized gain (loss)	(10,222)	(705)
Realized gain distributions	52,415	19,007
Net change in unrealized appreciation (depreciation)	14,224	(49,092)

Increase (decrease) in net assets from operations	72,856	(23,047)

Contract owner transactions:
Proceeds from units sold	349,640	339,590
Cost of units redeemed	(137,884)	(52,518)
Account charges	(1,482)	(410)
Increase (decrease)	210,274	286,662
Net increase (decrease)	283,130	263,615
Net assets, beginning	263,615	-
Net assets, ending	$546,745	$263,615

Units sold	360,979	353,560
Units redeemed	(140,074)	(55,570)
Net increase (decrease)	220,905	297,990
Units outstanding, beginning	297,990	-
Units outstanding, ending	518,895	297,990

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$689,230
Cost of units redeemed/account charges	(192,294)
Net investment income (loss)	24,182
Net realized gain (loss)	(10,927)
Realized gain distributions	71,422
Net change in unrealized appreciation (depreciation)	(34,868)
Net assets	$546,745

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	519	$547	1.25%	19.1%	12/31/2019	$1.06	0	$0	1.00%	19.4%	12/31/2019	$1.06	0	$0	0.75%	19.7%
12/31/2018	0.88	298	264	1.25%	-11.5%	12/31/2018	0.89	0	0	1.00%	-11.4%	12/31/2018	0.89	0	0	0.75%	-11.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	20.0%	12/31/2019	$1.07	0	$0	0.25%	20.3%	12/31/2019	$1.08	0	$0	0.00%	20.6%
12/31/2018	0.89	0	0	0.50%	-11.0%	12/31/2018	0.89	0	0	0.25%	-10.8%	12/31/2018	0.89	0	0	0.00%	-10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.4%
2018	6.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Retirement 2040 Fund R6 Class - 06-34M
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$558,309	$602,473	27,579
Receivables: investments sold	-
Payables: investments purchased	(1,472)
Net assets	$556,837

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$556,837	528,909	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$556,837	528,909

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$17,189
Mortality & expense charges	(6,000)
Net investment income (loss)	11,189

Gain (loss) on investments:
Net realized gain (loss)	(1,495)
Realized gain distributions	48,340
Net change in unrealized appreciation (depreciation)	30,990
Net gain (loss)	77,835

Increase (decrease) in net assets from operations	$89,024

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,189	$11,877
Net realized gain (loss)	(1,495)	(417)
Realized gain distributions	48,340	23,105
Net change in unrealized appreciation (depreciation)	30,990	(75,154)

Increase (decrease) in net assets from operations	89,024	(40,589)

Contract owner transactions:
Proceeds from units sold	98,377	457,667
Cost of units redeemed	(22,383)	(22,598)
Account charges	(2,168)	(493)
Increase (decrease)	73,826	434,576
Net increase (decrease)	162,850	393,987
Net assets, beginning	393,987	-
Net assets, ending	$556,837	$393,987

Units sold	101,000	476,944
Units redeemed	(24,565)	(24,470)
Net increase (decrease)	76,435	452,474
Units outstanding, beginning	452,474	-
Units outstanding, ending	528,909	452,474

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$556,044
Cost of units redeemed/account charges	(47,642)
Net investment income (loss)	23,066
Net realized gain (loss)	(1,912)
Realized gain distributions	71,445
Net change in unrealized appreciation (depreciation)	(44,164)
Net assets	$556,837

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	529	$557	1.25%	20.9%	12/31/2019	$1.06	0	$0	1.00%	21.2%	12/31/2019	$1.06	0	$0	0.75%	21.5%
12/31/2018	0.87	452	394	1.25%	-12.9%	12/31/2018	0.87	0	0	1.00%	-12.8%	12/31/2018	0.87	0	0	0.75%	-12.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	21.8%	12/31/2019	$1.07	0	$0	0.25%	22.1%	12/31/2019	$1.08	0	$0	0.00%	22.4%
12/31/2018	0.88	0	0	0.50%	-12.4%	12/31/2018	0.88	0	0	0.25%	-12.2%	12/31/2018	0.88	0	0	0.00%	-12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.6%
2018	6.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Retirement 2045 Fund R6 Class - 06-34N
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$240,246	$255,567	13,277
Receivables: investments sold	-
Payables: investments purchased	(4,431)
Net assets	$235,815

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$235,815	223,993	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$235,815	223,993

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$6,251
Mortality & expense charges	(2,353)
Net investment income (loss)	3,898

Gain (loss) on investments:
Net realized gain (loss)	(620)
Realized gain distributions	21,235
Net change in unrealized appreciation (depreciation)	11,207
Net gain (loss)	31,822

Increase (decrease) in net assets from operations	$35,720

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,898	$4,363
Net realized gain (loss)	(620)	(16)
Realized gain distributions	21,235	7,740
Net change in unrealized appreciation (depreciation)	11,207	(26,528)

Increase (decrease) in net assets from operations	35,720	(14,441)

Contract owner transactions:
Proceeds from units sold	72,466	152,394
Cost of units redeemed	(9,204)	(33)
Account charges	(850)	(237)
Increase (decrease)	62,412	152,124
Net increase (decrease)	98,132	137,683
Net assets, beginning	137,683	-
Net assets, ending	$235,815	$137,683

Units sold	74,786	159,529
Units redeemed	(10,063)	(259)
Net increase (decrease)	64,723	159,270
Units outstanding, beginning	159,270	-
Units outstanding, ending	223,993	159,270

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$224,860
Cost of units redeemed/account charges	(10,324)
Net investment income (loss)	8,261
Net realized gain (loss)	(636)
Realized gain distributions	28,975
Net change in unrealized appreciation (depreciation)	(15,321)
Net assets	$235,815

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	224	$236	1.25%	21.8%	12/31/2019	$1.06	0	$0	1.00%	22.1%	12/31/2019	$1.06	0	$0	0.75%	22.4%
12/31/2018	0.86	159	138	1.25%	-13.6%	12/31/2018	0.87	0	0	1.00%	-13.4%	12/31/2018	0.87	0	0	0.75%	-13.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	22.7%	12/31/2019	$1.07	0	$0	0.25%	23.0%	12/31/2019	$1.08	0	$0	0.00%	23.3%
12/31/2018	0.87	0	0	0.50%	-13.0%	12/31/2018	0.87	0	0	0.25%	-12.9%	12/31/2018	0.87	0	0	0.00%	-12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.3%
2018	6.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Retirement 2050 Fund R6 Class - 06-34P
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$121,631	$123,779	5,853
Receivables: investments sold	-
Payables: investments purchased	(52)
Net assets	$121,579

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$121,579	115,380	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$121,579	115,380

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,031
Mortality & expense charges	(1,106)
Net investment income (loss)	925

Gain (loss) on investments:
Net realized gain (loss)	(585)
Realized gain distributions	7,551
Net change in unrealized appreciation (depreciation)	9,614
Net gain (loss)	16,580

Increase (decrease) in net assets from operations	$17,505

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$925	$2,018
Net realized gain (loss)	(585)	(49)
Realized gain distributions	7,551	3,130
Net change in unrealized appreciation (depreciation)	9,614	(11,762)

Increase (decrease) in net assets from operations	17,505	(6,663)

Contract owner transactions:
Proceeds from units sold	51,088	68,983
Cost of units redeemed	(7,359)	(993)
Account charges	(721)	(261)
Increase (decrease)	43,008	67,729
Net increase (decrease)	60,513	61,066
Net assets, beginning	61,066	-
Net assets, ending	$121,579	$61,066

Units sold	52,650	72,335
Units redeemed	(8,242)	(1,363)
Net increase (decrease)	44,408	70,972
Units outstanding, beginning	70,972	-
Units outstanding, ending	115,380	70,972

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$120,071
Cost of units redeemed/account charges	(9,334)
Net investment income (loss)	2,943
Net realized gain (loss)	(634)
Realized gain distributions	10,681
Net change in unrealized appreciation (depreciation)	(2,148)
Net assets	$121,579

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	115	$122	1.25%	22.5%	12/31/2019	$1.06	0	$0	1.00%	22.8%	12/31/2019	$1.06	0	$0	0.75%	23.1%
12/31/2018	0.86	71	61	1.25%	-14.0%	12/31/2018	0.86	0	0	1.00%	-13.8%	12/31/2018	0.86	0	0	0.75%	-13.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	23.4%	12/31/2019	$1.07	0	$0	0.25%	23.7%	12/31/2019	$1.08	0	$0	0.00%	24.0%
12/31/2018	0.87	0	0	0.50%	-13.4%	12/31/2018	0.87	0	0	0.25%	-13.3%	12/31/2018	0.87	0	0	0.00%	-13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	7.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Retirement 2055 Fund R6 Class - 06-34R
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$110,222	$108,173	5,763
Receivables: investments sold	-
Payables: investments purchased	(3,888)
Net assets	$106,334

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$106,334	100,786	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$106,334	100,786

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,191
Mortality & expense charges	(905)
Net investment income (loss)	1,286

Gain (loss) on investments:
Net realized gain (loss)	(2,284)
Realized gain distributions	4,522
Net change in unrealized appreciation (depreciation)	11,235
Net gain (loss)	13,473

Increase (decrease) in net assets from operations	$14,759

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,286	$1,577
Net realized gain (loss)	(2,284)	(57)
Realized gain distributions	4,522	2,308
Net change in unrealized appreciation (depreciation)	11,235	(9,186)

Increase (decrease) in net assets from operations	14,759	(5,358)

Contract owner transactions:
Proceeds from units sold	76,056	56,823
Cost of units redeemed	(31,499)	(2,103)
Account charges	(2,020)	(324)
Increase (decrease)	42,537	54,396
Net increase (decrease)	57,296	49,038
Net assets, beginning	49,038	-
Net assets, ending	$106,334	$49,038

Units sold	78,315	59,511
Units redeemed	(34,388)	(2,652)
Net increase (decrease)	43,927	56,859
Units outstanding, beginning	56,859	-
Units outstanding, ending	100,786	56,859

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$132,879
Cost of units redeemed/account charges	(35,946)
Net investment income (loss)	2,863
Net realized gain (loss)	(2,341)
Realized gain distributions	6,830
Net change in unrealized appreciation (depreciation)	2,049
Net assets	$106,334

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	101	$106	1.25%	22.3%	12/31/2019	$1.06	0	$0	1.00%	22.6%	12/31/2019	$1.06	0	$0	0.75%	22.9%
12/31/2018	0.86	57	49	1.25%	-13.8%	12/31/2018	0.86	0	0	1.00%	-13.6%	12/31/2018	0.87	0	0	0.75%	-13.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	23.3%	12/31/2019	$1.07	0	$0	0.25%	23.6%	12/31/2019	$1.08	0	$0	0.00%	23.9%
12/31/2018	0.87	0	0	0.50%	-13.2%	12/31/2018	0.87	0	0	0.25%	-13.1%	12/31/2018	0.87	0	0	0.00%	-12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.8%
2018	7.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Multi Asset Income Fund R6 Class - 06-34T (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	1.25%	15.9%	12/31/2019	$1.11	0	$0	1.00%	16.2%	12/31/2019	$1.11	0	$0	0.75%	16.5%
12/31/2018	0.95	0	0	1.25%	-4.8%	12/31/2018	0.95	0	0	1.00%	-4.6%	12/31/2018	0.96	0	0	0.75%	-4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	16.8%	12/31/2019	$1.12	0	$0	0.25%	17.1%	12/31/2019	$1.13	0	$0	0.00%	17.4%
12/31/2018	0.96	0	0	0.50%	-4.2%	12/31/2018	0.96	0	0	0.25%	-4.1%	12/31/2018	0.96	0	0	0.00%	-3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO All Asset Fund Institutional Class - 06-3FC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$294,992	$285,349	24,846
Receivables: investments sold	186
Payables: investments purchased	-
Net assets	$295,178

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$295,178	275,302	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$295,178	275,302
Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$8,265
Mortality & expense charges	(2,483)
Net investment income (loss)	5,782

Gain (loss) on investments:
Net realized gain (loss)	151
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	13,646
Net gain (loss)	13,797

Increase (decrease) in net assets from operations	$19,579

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,782	$2,778
Net realized gain (loss)	151	(3)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	13,646	(4,003)

Increase (decrease) in net assets from operations	19,579	(1,228)

Contract owner transactions:
Proceeds from units sold	221,705	86,247
Cost of units redeemed	(31,122)	-
Account charges	(3)	-
Increase (decrease)	190,580	86,247
Net increase (decrease)	210,159	85,019
Net assets, beginning	85,019	-
Net assets, ending	$295,178	$85,019

Units sold	219,862	87,871
Units redeemed	(32,431)	-
Net increase (decrease)	187,431	87,871
Units outstanding, beginning	87,871	-
Units outstanding, ending	275,302	87,871

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$307,952
Cost of units redeemed/account charges	(31,125)
Net investment income (loss)	8,560
Net realized gain (loss)	148
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	9,643
Net assets	$295,178

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	275	$295	1.25%	10.8%	12/31/2019	$1.08	0	$0	1.00%	11.1%	12/31/2019	$1.08	0	$0	0.75%	11.4%
12/31/2018	0.97	88	85	1.25%	-3.2%	12/31/2018	0.97	0	0	1.00%	-3.1%	12/31/2018	0.97	0	0	0.75%	-3.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	11.7%	12/31/2019	$1.09	0	$0	0.25%	11.9%	12/31/2019	$1.09	0	$0	0.00%	12.2%
12/31/2018	0.97	0	0	0.50%	-2.9%	12/31/2018	0.97	0	0	0.25%	-2.7%	12/31/2018	0.97	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.3%
2018	7.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Intl Bond Fund (U.S. Dollar-Hedged) Inst Class - 06-3MJ (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	6.0%	12/31/2019	$1.07	0	$0	1.00%	6.3%	12/31/2019	$1.07	0	$0	0.75%	6.5%
12/31/2018	1.01	0	0	1.25%	0.5%	12/31/2018	1.01	0	0	1.00%	0.6%	12/31/2018	1.01	0	0	0.75%	0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	6.8%	12/31/2019	$1.08	0	$0	0.25%	7.1%	12/31/2019	$1.08	0	$0	0.00%	7.3%
12/31/2018	1.01	0	0	0.50%	0.7%	12/31/2018	1.01	0	0	0.25%	0.7%	12/31/2018	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Long Duration Total Return Fund A Class - 06-33M (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	1.25%	16.6%	12/31/2019	$1.16	0	$0	1.00%	16.9%	12/31/2019	$1.17	0	$0	0.75%	17.2%
12/31/2018	0.99	0	0	1.25%	-1.0%	12/31/2018	0.99	0	0	1.00%	-0.8%	12/31/2018	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	17.5%	12/31/2019	$1.18	0	$0	0.25%	17.8%	12/31/2019	$1.18	0	$0	0.00%	18.1%
12/31/2018	1.00	0	0	0.50%	-0.4%	12/31/2018	1.00	0	0	0.25%	-0.2%	12/31/2018	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Long-Term U.S. Government Fund A Class - 06-33N (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	1.25%	11.7%	12/31/2019	$1.14	0	$0	1.00%	11.9%	12/31/2019	$1.14	0	$0	0.75%	12.2%
12/31/2018	1.02	0	0	1.25%	1.5%	12/31/2018	1.02	0	0	1.00%	1.7%	12/31/2018	1.02	0	0	0.75%	1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	12.5%	12/31/2019	$1.15	0	$0	0.25%	12.8%	12/31/2019	$1.16	0	$0	0.00%	13.1%
12/31/2018	1.02	0	0	0.50%	2.1%	12/31/2018	1.02	0	0	0.25%	2.3%	12/31/2018	1.03	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Structured Return Fund R6 Class - 06-3WV (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	0	$0	1.25%	3.3%	12/31/2019	$1.04	0	$0	1.00%	3.5%	12/31/2019	$1.04	0	$0	0.75%	3.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	0.50%	3.9%	12/31/2019	$1.04	0	$0	0.25%	4.0%	12/31/2019	$1.04	0	$0	0.00%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Structured Return Fund A Class - 06-3WX (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	1.25%	4.5%	12/31/2019	$1.05	0	$0	1.00%	4.7%	12/31/2019	$1.05	0	$0	0.75%	4.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	0.50%	5.0%	12/31/2019	$1.05	0	$0	0.25%	5.1%	12/31/2019	$1.05	0	$0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AllianzGI Small-Cap Fund R6 Class - 06-3YT (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	1.25%	5.9%	12/31/2019	$1.06	0	$0	1.00%	6.1%	12/31/2019	$1.06	0	$0	0.75%	6.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	6.3%	12/31/2019	$1.06	0	$0	0.25%	6.5%	12/31/2019	$1.07	0	$0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO Global Bond Opp Fund (U.S. Dollar-Hedged) Inst Class - 06-4CM (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.00	0	$0	1.25%	0.4%	12/31/2019	$1.00	0	$0	1.00%	0.5%	12/31/2019	$1.01	0	$0	0.75%	0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	0	$0	0.50%	0.6%	12/31/2019	$1.01	0	$0	0.25%	0.7%	12/31/2019	$1.01	0	$0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged) Inst Class - 06-3WR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$358,832	$363,089	44,982
Receivables: investments sold	-
Payables: investments purchased	(324)
Net assets	$358,508

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$358,508	333,031	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$358,508	333,031

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$5,496
Mortality & expense charges	(348)
Net investment income (loss)	5,148

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	8,535
Net change in unrealized appreciation (depreciation)	(4,257)
Net gain (loss)	4,278

Increase (decrease) in net assets from operations	$9,426

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,148	$-
Net realized gain (loss)	-	-
Realized gain distributions	8,535	-
Net change in unrealized appreciation (depreciation)	(4,257)	-

Increase (decrease) in net assets from operations	9,426	-

Contract owner transactions:
Proceeds from units sold	691,334	-
Cost of units redeemed	(341,939)	-
Account charges	(313)	-
Increase (decrease)	349,082	-
Net increase (decrease)	358,508	-
Net assets, beginning	-	-
Net assets, ending	$358,508	$-

Units sold	660,557	-
Units redeemed	(327,526)	-
Net increase (decrease)	333,031	-
Units outstanding, beginning	-	-
Units outstanding, ending	333,031	-

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$691,334
Cost of units redeemed/account charges	(342,252)
Net investment income (loss)	5,148
Net realized gain (loss)	-
Realized gain distributions	8,535
Net change in unrealized appreciation (depreciation)	(4,257)
Net assets	$358,508

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	333	$359	1.25%	7.6%	12/31/2019	$1.08	0	$0	1.00%	7.8%	12/31/2019	$1.08	0	$0	0.75%	8.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	8.2%	12/31/2019	$1.08	0	$0	0.25%	8.4%	12/31/2019	$1.09	0	$0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO GNMA and Government Securities Fund Inst Class - 06-49W (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	0	$0	1.25%	0.8%	12/31/2019	$1.01	0	$0	1.00%	0.9%	12/31/2019	$1.01	0	$0	0.75%	0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	0	$0	0.50%	1.0%	12/31/2019	$1.01	0	$0	0.25%	1.1%	12/31/2019	$1.01	0	$0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2025 Inst Class - 06-49F (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	1.25%	4.9%	12/31/2019	$1.05	0	$0	1.00%	5.0%	12/31/2019	$1.05	0	$0	0.75%	5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	0.50%	5.2%	12/31/2019	$1.05	0	$0	0.25%	5.3%	12/31/2019	$1.05	0	$0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2030 Inst Class - 06-49G (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	1.25%	6.2%	12/31/2019	$1.06	0	$0	1.00%	6.3%	12/31/2019	$1.06	0	$0	0.75%	6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	6.4%	12/31/2019	$1.07	0	$0	0.25%	6.5%	12/31/2019	$1.07	0	$0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2035 Inst Class - 06-49H (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	7.4%	12/31/2019	$1.07	0	$0	1.00%	7.5%	12/31/2019	$1.08	0	$0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	7.7%	12/31/2019	$1.08	0	$0	0.25%	7.8%	12/31/2019	$1.08	0	$0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2040 Inst Class - 06-49J (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	1.25%	8.4%	12/31/2019	$1.09	0	$0	1.00%	8.5%	12/31/2019	$1.09	0	$0	0.75%	8.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	8.7%	12/31/2019	$1.09	0	$0	0.25%	8.8%	12/31/2019	$1.09	0	$0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2045 Inst Class - 06-49K (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	9.1%	12/31/2019	$1.09	0	$0	1.00%	9.2%	12/31/2019	$1.09	0	$0	0.75%	9.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	9.4%	12/31/2019	$1.09	0	$0	0.25%	9.4%	12/31/2019	$1.10	0	$0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2050 Inst Class - 06-49M (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	1.25%	9.5%	12/31/2019	$1.10	0	$0	1.00%	9.6%	12/31/2019	$1.10	0	$0	0.75%	9.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	9.8%	12/31/2019	$1.10	0	$0	0.25%	9.9%	12/31/2019	$1.10	0	$0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2055 Inst Class - 06-49N (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	1.25%	9.5%	12/31/2019	$1.10	0	$0	1.00%	9.6%	12/31/2019	$1.10	0	$0	0.75%	9.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	9.8%	12/31/2019	$1.10	0	$0	0.25%	9.9%	12/31/2019	$1.10	0	$0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend Inc Instl Class - 06-49P (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	0	$0	1.25%	3.5%	12/31/2019	$1.04	0	$0	1.00%	3.5%	12/31/2019	$1.04	0	$0	0.75%	3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	0.50%	3.7%	12/31/2019	$1.04	0	$0	0.25%	3.8%	12/31/2019	$1.04	0	$0	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend Income Fund Admin Class - 06-3YG (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	1.25%	4.7%	12/31/2019	$1.05	0	$0	1.00%	4.9%	12/31/2019	$1.05	0	$0	0.75%	5.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	0.50%	5.1%	12/31/2019	$1.05	0	$0	0.25%	5.3%	12/31/2019	$1.05	0	$0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2025 Fund Admin Class - 06-3Y3 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	1.25%	5.6%	12/31/2019	$1.06	0	$0	1.00%	5.7%	12/31/2019	$1.06	0	$0	0.75%	5.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	6.0%	12/31/2019	$1.06	0	$0	0.25%	6.1%	12/31/2019	$1.06	0	$0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2030 Fund Admin Class - 06-3Y4 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	1.25%	6.2%	12/31/2019	$1.06	0	$0	1.00%	6.3%	12/31/2019	$1.06	0	$0	0.75%	6.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	6.6%	12/31/2019	$1.07	0	$0	0.25%	6.8%	12/31/2019	$1.07	0	$0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2035 Fund Admin Class - 06-3Y6 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	6.8%	12/31/2019	$1.07	0	$0	1.00%	6.9%	12/31/2019	$1.07	0	$0	0.75%	7.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	7.2%	12/31/2019	$1.07	0	$0	0.25%	7.3%	12/31/2019	$1.07	0	$0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2040 Fund Admin Class - 06-3Y7 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	7.1%	12/31/2019	$1.07	0	$0	1.00%	7.3%	12/31/2019	$1.07	0	$0	0.75%	7.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	7.6%	12/31/2019	$1.08	0	$0	0.25%	7.7%	12/31/2019	$1.08	0	$0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2045 Fund Admin Class - 06-3Y9 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	7.3%	12/31/2019	$1.07	0	$0	1.00%	7.5%	12/31/2019	$1.08	0	$0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	7.8%	12/31/2019	$1.08	0	$0	0.25%	7.9%	12/31/2019	$1.08	0	$0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2050 Fund Admin Class - 06-3YC (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	7.5%	12/31/2019	$1.08	0	$0	1.00%	7.6%	12/31/2019	$1.08	0	$0	0.75%	7.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	7.9%	12/31/2019	$1.08	0	$0	0.25%	8.1%	12/31/2019	$1.08	0	$0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PIMCO RealPath Blend 2055 Fund Admin Class - 06-3YF (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	1.25%	7.5%	12/31/2019	$1.08	0	$0	1.00%	7.7%	12/31/2019	$1.08	0	$0	0.75%	7.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	8.0%	12/31/2019	$1.08	0	$0	0.25%	8.1%	12/31/2019	$1.08	0	$0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Beacon International Equity Fund Investor Class - 06-33X
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,044	$7,747	439
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$8,050

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,050	8,259	$0.97
Band 100	-	-	0.98
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$8,050	8,259

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$195
Mortality & expense charges	(50)
Net investment income (loss)	145

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	593
Net gain (loss)	593

Increase (decrease) in net assets from operations	$738

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$145	$54
Net realized gain (loss)	-	-
Realized gain distributions	-	190
Net change in unrealized appreciation (depreciation)	593	(296)

Increase (decrease) in net assets from operations	738	(52)

Contract owner transactions:
Proceeds from units sold	4,437	2,927
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	4,437	2,927
Net increase (decrease)	5,175	2,875
Net assets, beginning	2,875	-
Net assets, ending	$8,050	$2,875

Units sold	4,792	3,467
Units redeemed	-	-
Net increase (decrease)	4,792	3,467
Units outstanding, beginning	3,467	-
Units outstanding, ending	8,259	3,467

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$7,364
Cost of units redeemed/account charges	-
Net investment income (loss)	199
Net realized gain (loss)	-
Realized gain distributions	190
Net change in unrealized appreciation (depreciation)	297
Net assets	$8,050

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.97	8	$8	1.25%	17.5%	12/31/2019	$0.98	0	$0	1.00%	17.8%	12/31/2019	$0.98	0	$0	0.75%	18.1%
12/31/2018	0.83	3	3	1.25%	-17.1%	12/31/2018	0.83	0	0	1.00%	-16.9%	12/31/2018	0.83	0	0	0.75%	-16.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.99	0	$0	0.50%	18.4%	12/31/2019	$0.99	0	$0	0.25%	18.7%	12/31/2019	$1.00	0	$0	0.00%	19.0%
12/31/2018	0.83	0	0	0.50%	-16.6%	12/31/2018	0.84	0	0	0.25%	-16.4%	12/31/2018	0.84	0	0	0.00%	-16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.6%
2018	3.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Beacon International Equity Fund R6 Class - 06-33Y
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$758,133	$723,080	40,585
Receivables: investments sold	-
Payables: investments purchased	(8,109)
Net assets	$750,024

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$750,024	763,652	$0.98
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$750,024	763,652

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$21,724
Mortality & expense charges	(9,314)
Net investment income (loss)	12,410

Gain (loss) on investments:
Net realized gain (loss)	31,277
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	34,941
Net gain (loss)	66,218

Increase (decrease) in net assets from operations	$78,628

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$12,410	$364
Net realized gain (loss)	31,277	(10)
Realized gain distributions	-	1,206
Net change in unrealized appreciation (depreciation)	34,941	112

Increase (decrease) in net assets from operations	78,628	1,672

Contract owner transactions:
Proceeds from units sold	964,383	235,548
Cost of units redeemed	(524,656)	(130)
Account charges	(5,286)	(135)
Increase (decrease)	434,441	235,283
Net increase (decrease)	513,069	236,955
Net assets, beginning	236,955	-
Net assets, ending	$750,024	$236,955

Units sold	1,257,094	285,122
Units redeemed	(778,252)	(312)
Net increase (decrease)	478,842	284,810
Units outstanding, beginning	284,810	-
Units outstanding, ending	763,652	284,810

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,199,931
Cost of units redeemed/account charges	(530,207)
Net investment income (loss)	12,774
Net realized gain (loss)	31,267
Realized gain distributions	1,206
Net change in unrealized appreciation (depreciation)	35,053
Net assets	$750,024

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.98	764	$750	1.25%	18.1%	12/31/2019	$0.99	0	$0	1.00%	18.3%	12/31/2019	$0.99	0	$0	0.75%	18.6%
12/31/2018	0.83	285	237	1.25%	-16.8%	12/31/2018	0.83	0	0	1.00%	-16.6%	12/31/2018	0.84	0	0	0.75%	-16.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.00	0	$0	0.50%	18.9%	12/31/2019	$1.00	0	$0	0.25%	19.2%	12/31/2019	$1.00	0	$0	0.00%	19.5%
12/31/2018	0.84	0	0	0.50%	-16.3%	12/31/2018	0.84	0	0	0.25%	-16.1%	12/31/2018	0.84	0	0	0.00%	-16.0%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.4%
2018	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Beacon Small Cap Value Fund R6 Class - 06-34C
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$803,782	$891,405	32,637
Receivables: investments sold	-
Payables: investments purchased	(10,030)
Net assets	$793,752

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$793,752	782,729	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$793,752	782,729

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$9,504
Mortality & expense charges	(9,938)
Net investment income (loss)	(434)

Gain (loss) on investments:
Net realized gain (loss)	(32,803)
Realized gain distributions	5,194
Net change in unrealized appreciation (depreciation)	176,162
Net gain (loss)	148,553

Increase (decrease) in net assets from operations	$148,119

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(434)	$595
Net realized gain (loss)	(32,803)	(7,943)
Realized gain distributions	5,194	84,316
Net change in unrealized appreciation (depreciation)	176,162	(263,785)

Increase (decrease) in net assets from operations	148,119	(186,817)

Contract owner transactions:
Proceeds from units sold	74,669	1,020,325
Cost of units redeemed	(120,015)	(141,816)
Account charges	(460)	(253)
Increase (decrease)	(45,806)	878,256
Net increase (decrease)	102,313	691,439
Net assets, beginning	691,439	-
Net assets, ending	$793,752	$691,439

Units sold	79,631	974,995
Units redeemed	(128,491)	(143,406)
Net increase (decrease)	(48,860)	831,589
Units outstanding, beginning	831,589	-
Units outstanding, ending	782,729	831,589

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,094,994
Cost of units redeemed/account charges	(262,544)
Net investment income (loss)	161
Net realized gain (loss)	(40,746)
Realized gain distributions	89,510
Net change in unrealized appreciation (depreciation)	(87,623)
Net assets	$793,752

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	783	$794	1.25%	22.0%	12/31/2019	$1.02	0	$0	1.00%	22.3%	12/31/2019	$1.02	0	$0	0.75%	22.6%
12/31/2018	0.83	832	691	1.25%	-16.9%	12/31/2018	0.83	0	0	1.00%	-16.7%	12/31/2018	0.83	0	0	0.75%	-16.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	0	$0	0.50%	22.9%	12/31/2019	$1.03	0	$0	0.25%	23.2%	12/31/2019	$1.04	0	$0	0.00%	23.5%
12/31/2018	0.84	0	0	0.50%	-16.4%	12/31/2018	0.84	0	0	0.25%	-16.2%	12/31/2018	0.84	0	0	0.00%	-16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Beacon Small Cap Value Fund Investor Class - 06-34F (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	0	$0	1.25%	21.5%	12/31/2019	$1.01	0	$0	1.00%	21.8%	12/31/2019	$1.02	0	$0	0.75%	22.2%
12/31/2018	0.83	0	0	1.25%	-17.1%	12/31/2018	0.83	0	0	1.00%	-17.0%	12/31/2018	0.83	0	0	0.75%	-16.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.02	0	$0	0.50%	22.5%	12/31/2019	$1.03	0	$0	0.25%	22.8%	12/31/2019	$1.03	0	$0	0.00%	23.1%
12/31/2018	0.83	0	0	0.50%	-16.6%	12/31/2018	0.84	0	0	0.25%	-16.5%	12/31/2018	0.84	0	0	0.00%	-16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Beacon Large Cap Value Fund Institutional Class - 06-46F (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	7.1%	12/31/2019	$1.07	0	$0	1.00%	7.2%	12/31/2019	$1.07	0	$0	0.75%	7.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	7.4%	12/31/2019	$1.08	0	$0	0.25%	7.5%	12/31/2019	$1.08	0	$0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Beacon Mid-Cap Value Fund Institutional Class - 06-46G (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	1.25%	5.6%	12/31/2019	$1.06	0	$0	1.00%	5.7%	12/31/2019	$1.06	0	$0	0.75%	5.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	5.9%	12/31/2019	$1.06	0	$0	0.25%	6.0%	12/31/2019	$1.06	0	$0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2055 Portfolio Investor Class - 06-436
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,404,548	$11,904,983	833,637
Receivables: investments sold	24,985
Payables: investments purchased	-
Net assets	$12,429,533

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,354,923	6,616,347	$1.87
Band 100	-	-	1.91
Band 75	-	-	1.95
Band 50	-	-	1.99
Band 25	-	-	2.04
Band 0	74,610	35,816	2.08
Total	$12,429,533	6,652,163

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$161,128
Mortality & expense charges	(122,528)
Net investment income (loss)	38,600

Gain (loss) on investments:
Net realized gain (loss)	82,900
Realized gain distributions	720,593
Net change in unrealized appreciation (depreciation)	1,178,409
Net gain (loss)	1,981,902

Increase (decrease) in net assets from operations	$2,020,502

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$38,600	$74,179
Net realized gain (loss)	82,900	366,412
Realized gain distributions	720,593	355,432
Net change in unrealized appreciation (depreciation)	1,178,409	(1,595,794)

Increase (decrease) in net assets from operations	2,020,502	(799,771)

Contract owner transactions:
Proceeds from units sold	5,567,221	4,124,267
Cost of units redeemed	(3,348,058)	(4,024,432)
Account charges	(17,037)	(19,303)
Increase (decrease)	2,202,126	80,532
Net increase (decrease)	4,222,628	(719,239)
Net assets, beginning	8,206,905	8,926,144
Net assets, ending	$12,429,533	$8,206,905

Units sold	3,233,688	2,480,601
Units redeemed	(1,984,350)	(2,415,417)
Net increase (decrease)	1,249,338	65,184
Units outstanding, beginning	5,402,825	5,337,641
Units outstanding, ending	6,652,163	5,402,825

* Date of Fund Inception into Variable Account: 4 /1 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$26,459,082
Cost of units redeemed/account charges	(17,119,061)
Net investment income (loss)	274,150
Net realized gain (loss)	797,937
Realized gain distributions	1,517,860
Net change in unrealized appreciation (depreciation)	499,565
Net assets	$12,429,533

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.87	6,616	$12,355	1.25%	23.0%	12/31/2019	$1.91	0	$0	1.00%	23.3%	12/31/2019	$1.95	0	$0	0.75%	23.6%
12/31/2018	1.52	5,378	8,165	1.25%	-9.2%	12/31/2018	1.55	0	0	1.00%	-9.0%	12/31/2018	1.58	0	0	0.75%	-8.7%
12/31/2017	1.67	5,319	8,892	1.25%	17.6%	12/31/2017	1.70	0	0	1.00%	17.9%	12/31/2017	1.73	0	0	0.75%	18.2%
12/31/2016	1.42	4,729	6,724	1.25%	6.3%	12/31/2016	1.44	0	0	1.00%	6.5%	12/31/2016	1.46	0	0	0.75%	6.8%
12/31/2015	1.34	2,637	3,529	1.25%	-2.9%	12/31/2015	1.35	0	0	1.00%	-2.6%	12/31/2015	1.37	0	0	0.75%	-2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.99	0	$0	0.50%	23.9%	12/31/2019	$2.04	0	$0	0.25%	24.2%	12/31/2019	$2.08	36	$75	0.00%	24.5%
12/31/2018	1.61	0	0	0.50%	-8.5%	12/31/2018	1.64	0	0	0.25%	-8.3%	12/31/2018	1.67	25	42	0.00%	-8.0%
12/31/2017	1.76	0	0	0.50%	18.5%	12/31/2017	1.79	0	0	0.25%	18.7%	12/31/2017	1.82	19	34	0.00%	19.0%
12/31/2016	1.48	0	0	0.50%	7.1%	12/31/2016	1.51	0	0	0.25%	7.3%	12/31/2016	1.53	645	985	0.00%	7.6%
12/31/2015	1.39	0	0	0.50%	-2.1%	12/31/2015	1.40	0	0	0.25%	-1.9%	12/31/2015	1.42	797	1,131	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	2.2%
2017	1.8%
2016	1.4%
2015	2.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice In Retirement Portfolio A Class - 06-426
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,921,691	$8,784,350	690,727
Receivables: investments sold	-
Payables: investments purchased	(4,397)
Net assets	$8,917,294

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,500,295	3,472,103	$1.87
Band 100	1,964,662	1,021,805	1.92
Band 75	-	-	1.97
Band 50	182,203	89,840	2.03
Band 25	-	-	2.08
Band 0	270,134	126,278	2.14
Total	$8,917,294	4,710,026

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$135,496
Mortality & expense charges	(113,744)
Net investment income (loss)	21,752

Gain (loss) on investments:
Net realized gain (loss)	79,559
Realized gain distributions	466,240
Net change in unrealized appreciation (depreciation)	760,466
Net gain (loss)	1,306,265

Increase (decrease) in net assets from operations	$1,328,017

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$21,752	$114,241
Net realized gain (loss)	79,559	385,452
Realized gain distributions	466,240	354,341
Net change in unrealized appreciation (depreciation)	760,466	(1,444,906)

Increase (decrease) in net assets from operations	1,328,017	(590,872)

Contract owner transactions:
Proceeds from units sold	1,597,561	1,733,512
Cost of units redeemed	(4,229,717)	(8,354,058)
Account charges	(7,496)	(6,857)
Increase (decrease)	(2,639,652)	(6,627,403)
Net increase (decrease)	(1,311,635)	(7,218,275)
Net assets, beginning	10,228,929	17,447,204
Net assets, ending	$8,917,294	$10,228,929

Units sold	935,321	1,043,821
Units redeemed	(2,415,143)	(4,839,850)
Net increase (decrease)	(1,479,822)	(3,796,029)
Units outstanding, beginning	6,189,848	9,985,877
Units outstanding, ending	4,710,026	6,189,848

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$55,302,069
Cost of units redeemed/account charges	(49,222,514)
Net investment income (loss)	397,640
Net realized gain (loss)	547,826
Realized gain distributions	1,754,932
Net change in unrealized appreciation (depreciation)	137,341
Net assets	$8,917,294

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.87	3,472	$6,500	1.25%	14.1%	12/31/2019	$1.92	1,022	$1,965	1.00%	14.4%	12/31/2019	$1.97	0	$0	0.75%	14.7%
12/31/2018	1.64	4,884	8,012	1.25%	-5.6%	12/31/2018	1.68	1,179	1,982	1.00%	-5.4%	12/31/2018	1.72	0	0	0.75%	-5.1%
12/31/2017	1.74	8,072	14,026	1.25%	8.6%	12/31/2017	1.78	1,782	3,165	1.00%	8.8%	12/31/2017	1.81	0	0	0.75%	9.1%
12/31/2016	1.60	11,209	17,940	1.25%	4.3%	12/31/2016	1.63	2,092	3,413	1.00%	4.6%	12/31/2016	1.66	0	0	0.75%	4.9%
12/31/2015	1.53	17,101	26,235	1.25%	-3.1%	12/31/2015	1.56	2,468	3,850	1.00%	-2.8%	12/31/2015	1.59	0	0	0.75%	-2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.03	90	$182	0.50%	15.0%	12/31/2019	$2.08	0	$0	0.25%	15.3%	12/31/2019	$2.14	126	$270	0.00%	15.6%
12/31/2018	1.76	0	0	0.50%	-4.9%	12/31/2018	1.81	0	0	0.25%	-4.6%	12/31/2018	1.85	127	235	0.00%	-4.4%
12/31/2017	1.85	0	0	0.50%	9.4%	12/31/2017	1.89	0	0	0.25%	9.7%	12/31/2017	1.94	132	256	0.00%	9.9%
12/31/2016	1.70	0	0	0.50%	5.1%	12/31/2016	1.73	0	0	0.25%	5.4%	12/31/2016	1.76	127	223	0.00%	5.6%
12/31/2015	1.61	0	0	0.50%	-2.4%	12/31/2015	1.64	0	0	0.25%	-2.1%	12/31/2015	1.67	118	197	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	2.0%
2017	1.4%
2016	0.9%
2015	2.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Disciplined Growth Fund Investor Class - 06-694
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,573,844	$1,420,308	72,311
Receivables: investments sold	1,100
Payables: investments purchased	-
Net assets	$1,574,944

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,503,452	617,167	$2.44
Band 100	-	-	2.48
Band 75	-	-	2.53
Band 50	-	-	2.58
Band 25	-	-	2.63
Band 0	71,492	26,687	2.68
Total	$1,574,944	643,854

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,109
Mortality & expense charges	(19,514)
Net investment income (loss)	(16,405)

Gain (loss) on investments:
Net realized gain (loss)	58,010
Realized gain distributions	128,781
Net change in unrealized appreciation (depreciation)	259,078
Net gain (loss)	445,869

Increase (decrease) in net assets from operations	$429,464

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(16,405)	$(31,623)
Net realized gain (loss)	58,010	627,962
Realized gain distributions	128,781	269,503
Net change in unrealized appreciation (depreciation)	259,078	(840,420)

Increase (decrease) in net assets from operations	429,464	25,422

Contract owner transactions:
Proceeds from units sold	67,836	167,264
Cost of units redeemed	(633,855)	(2,423,689)
Account charges	(15)	(283)
Increase (decrease)	(566,034)	(2,256,708)
Net increase (decrease)	(136,570)	(2,231,286)
Net assets, beginning	1,711,514	3,942,800
Net assets, ending	$1,574,944	$1,711,514

Units sold	30,060	94,405
Units redeemed	(285,379)	(1,130,091)
Net increase (decrease)	(255,319)	(1,035,686)
Units outstanding, beginning	899,173	1,934,859
Units outstanding, ending	643,854	899,173

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,232,528
Cost of units redeemed/account charges	(6,577,072)
Net investment income (loss)	(135,670)
Net realized gain (loss)	983,804
Realized gain distributions	917,818
Net change in unrealized appreciation (depreciation)	153,536
Net assets	$1,574,944

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.44	617	$1,503	1.25%	28.3%	12/31/2019	$2.48	0	$0	1.00%	28.6%	12/31/2019	$2.53	0	$0	0.75%	29.0%
12/31/2018	1.90	871	1,654	1.25%	-6.8%	12/31/2018	1.93	0	0	1.00%	-6.5%	12/31/2018	1.96	0	0	0.75%	-6.3%
12/31/2017	2.04	1,911	3,891	1.25%	24.5%	12/31/2017	2.06	0	0	1.00%	24.8%	12/31/2017	2.09	0	0	0.75%	25.1%
12/31/2016	1.64	2,260	3,695	1.25%	7.1%	12/31/2016	1.65	0	0	1.00%	7.4%	12/31/2016	1.67	0	0	0.75%	7.6%
12/31/2015	1.53	2,073	3,165	1.25%	-2.8%	12/31/2015	1.54	0	0	1.00%	-2.5%	12/31/2015	1.55	0	0	0.75%	-2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.58	0	$0	0.50%	29.3%	12/31/2019	$2.63	0	$0	0.25%	29.6%	12/31/2019	$2.68	27	$71	0.00%	29.9%
12/31/2018	1.99	0	0	0.50%	-6.1%	12/31/2018	2.03	0	0	0.25%	-5.8%	12/31/2018	2.06	28	57	0.00%	-5.6%
12/31/2017	2.12	0	0	0.50%	25.4%	12/31/2017	2.15	0	0	0.25%	25.7%	12/31/2017	2.18	24	52	0.00%	26.1%
12/31/2016	1.69	0	0	0.50%	7.9%	12/31/2016	1.71	0	0	0.25%	8.2%	12/31/2016	1.73	17	30	0.00%	8.4%
12/31/2015	1.57	0	0	0.50%	-2.1%	12/31/2015	1.58	0	0	0.25%	-1.8%	12/31/2015	1.60	13	21	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.2%
2018	0.1%
2017	0.4%
2016	0.7%
2015	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice In Retirement Portfolio Investor Class - 06-427
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,545,671	$5,503,908	429,975
Receivables: investments sold	1,017
Payables: investments purchased	-
Net assets	$5,546,688

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,507,739	2,868,804	$1.92
Band 100	-	-	1.97
Band 75	-	-	2.03
Band 50	-	-	2.08
Band 25	-	-	2.14
Band 0	38,949	17,755	2.19
Total	$5,546,688	2,886,559

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$97,785
Mortality & expense charges	(73,137)
Net investment income (loss)	24,648

Gain (loss) on investments:
Net realized gain (loss)	13,300
Realized gain distributions	289,639
Net change in unrealized appreciation (depreciation)	499,702
Net gain (loss)	802,641

Increase (decrease) in net assets from operations	$827,289

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$24,648	$87,792
Net realized gain (loss)	13,300	208,927
Realized gain distributions	289,639	231,460
Net change in unrealized appreciation (depreciation)	499,702	(927,704)

Increase (decrease) in net assets from operations	827,289	(399,525)

Contract owner transactions:
Proceeds from units sold	1,319,247	963,860
Cost of units redeemed	(3,281,238)	(5,746,904)
Account charges	(5,546)	(9,365)
Increase (decrease)	(1,967,537)	(4,792,409)
Net increase (decrease)	(1,140,248)	(5,191,934)
Net assets, beginning	6,686,936	11,878,870
Net assets, ending	$5,546,688	$6,686,936

Units sold	724,846	547,828
Units redeemed	(1,821,369)	(3,263,122)
Net increase (decrease)	(1,096,523)	(2,715,294)
Units outstanding, beginning	3,983,082	6,698,376
Units outstanding, ending	2,886,559	3,983,082

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$42,974,100
Cost of units redeemed/account charges	(39,769,555)
Net investment income (loss)	504,475
Net realized gain (loss)	572,600
Realized gain distributions	1,223,305
Net change in unrealized appreciation (depreciation)	41,763
Net assets	$5,546,688

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.92	2,869	$5,508	1.25%	14.4%	12/31/2019	$1.97	0	$0	1.00%	14.7%	12/31/2019	$2.03	0	$0	0.75%	15.0%
12/31/2018	1.68	3,967	6,657	1.25%	-5.4%	12/31/2018	1.72	0	0	1.00%	-5.1%	12/31/2018	1.76	0	0	0.75%	-4.9%
12/31/2017	1.77	6,686	11,855	1.25%	8.9%	12/31/2017	1.81	0	0	1.00%	9.1%	12/31/2017	1.85	0	0	0.75%	9.4%
12/31/2016	1.63	9,191	14,972	1.25%	4.6%	12/31/2016	1.66	0	0	1.00%	4.9%	12/31/2016	1.69	0	0	0.75%	5.1%
12/31/2015	1.56	10,159	15,820	1.25%	-2.9%	12/31/2015	1.58	0	0	1.00%	-2.7%	12/31/2015	1.61	0	0	0.75%	-2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.08	0	$0	0.50%	15.3%	12/31/2019	$2.14	0	$0	0.25%	15.6%	12/31/2019	$2.19	18	$39	0.00%	15.9%
12/31/2018	1.80	0	0	0.50%	-4.6%	12/31/2018	1.85	0	0	0.25%	-4.4%	12/31/2018	1.89	16	30	0.00%	-4.2%
12/31/2017	1.89	0	0	0.50%	9.7%	12/31/2017	1.93	0	0	0.25%	9.9%	12/31/2017	1.98	12	24	0.00%	10.2%
12/31/2016	1.73	0	0	0.50%	5.4%	12/31/2016	1.76	0	0	0.25%	5.6%	12/31/2016	1.79	549	984	0.00%	5.9%
12/31/2015	1.64	0	0	0.50%	-2.2%	12/31/2015	1.66	0	0	0.25%	-1.9%	12/31/2015	1.69	1,968	3,332	0.00%	-1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	2.3%
2017	1.6%
2016	1.2%
2015	2.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Real Estate Fund A Class - 06-380
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$534,360	$514,722	17,857
Receivables: investments sold	-
Payables: investments purchased	(1,504)
Net assets	$532,856

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$490,390	124,461	$3.94
Band 100	42,466	10,342	4.11
Band 75	-	-	4.28
Band 50	-	-	4.45
Band 25	-	-	4.64
Band 0	-	-	4.88
Total	$532,856	134,803

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$14,008
Mortality & expense charges	(9,002)
Net investment income (loss)	5,006

Gain (loss) on investments:
Net realized gain (loss)	22,332
Realized gain distributions	45,909
Net change in unrealized appreciation (depreciation)	109,024
Net gain (loss)	177,265

Increase (decrease) in net assets from operations	$182,271

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,006	$18,160
Net realized gain (loss)	22,332	(32,930)
Realized gain distributions	45,909	30,101
Net change in unrealized appreciation (depreciation)	109,024	(71,607)

Increase (decrease) in net assets from operations	182,271	(56,276)

Contract owner transactions:
Proceeds from units sold	227,896	197,185
Cost of units redeemed	(577,254)	(757,386)
Account charges	(252)	(424)
Increase (decrease)	(349,610)	(560,625)
Net increase (decrease)	(167,339)	(616,901)
Net assets, beginning	700,195	1,317,096
Net assets, ending	$532,856	$700,195

Units sold	63,861	62,107
Units redeemed	(155,794)	(236,681)
Net increase (decrease)	(91,933)	(174,574)
Units outstanding, beginning	226,736	401,310
Units outstanding, ending	134,803	226,736

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$16,633,797
Cost of units redeemed/account charges	(17,581,329)
Net investment income (loss)	141,084
Net realized gain (loss)	402,384
Realized gain distributions	917,282
Net change in unrealized appreciation (depreciation)	19,638
Net assets	$532,856

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.94	124	$490	1.25%	28.7%	12/31/2019	$4.11	10	$42	1.00%	29.0%	12/31/2019	$4.28	0	$0	0.75%	29.4%
12/31/2018	3.06	210	644	1.25%	-6.4%	12/31/2018	3.18	9	29	1.00%	-6.1%	12/31/2018	3.31	0	0	0.75%	-5.9%
12/31/2017	3.27	387	1,264	1.25%	3.6%	12/31/2017	3.39	9	30	1.00%	3.9%	12/31/2017	3.51	0	0	0.75%	4.1%
12/31/2016	3.16	619	1,954	1.25%	4.1%	12/31/2016	3.26	13	42	1.00%	4.4%	12/31/2016	3.37	0	0	0.75%	4.6%
12/31/2015	3.03	652	1,977	1.25%	1.2%	12/31/2015	3.13	1	3	1.00%	1.5%	12/31/2015	3.22	0	0	0.75%	1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.45	0	$0	0.50%	29.7%	12/31/2019	$4.64	0	$0	0.25%	30.0%	12/31/2019	$4.88	0	$0	0.00%	30.3%
12/31/2018	3.43	0	0	0.50%	-5.7%	12/31/2018	3.57	0	0	0.25%	-5.4%	12/31/2018	3.74	7	28	0.00%	-5.2%
12/31/2017	3.64	0	0	0.50%	4.4%	12/31/2017	3.77	0	0	0.25%	4.6%	12/31/2017	3.95	6	23	0.00%	4.9%
12/31/2016	3.49	0	0	0.50%	4.9%	12/31/2016	3.61	0	0	0.25%	5.2%	12/31/2016	3.76	4	13	0.00%	5.4%
12/31/2015	3.32	0	0	0.50%	2.0%	12/31/2015	3.43	0	0	0.25%	2.2%	12/31/2015	3.57	3	11	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	3.1%
2017	0.1%
2016	2.2%
2015	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Real Estate Fund Investor Class - 06-269
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$756,037	$739,555	25,346
Receivables: investments sold	1,318
Payables: investments purchased	-
Net assets	$757,355

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$757,355	455,536	$1.66
Band 100	-	-	1.72
Band 75	-	-	1.77
Band 50	-	-	1.83
Band 25	-	-	1.89
Band 0	-	-	1.95
Total	$757,355	455,536

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$19,282
Mortality & expense charges	(13,691)
Net investment income (loss)	5,591

Gain (loss) on investments:
Net realized gain (loss)	60,997
Realized gain distributions	36,350
Net change in unrealized appreciation (depreciation)	187,945
Net gain (loss)	285,292

Increase (decrease) in net assets from operations	$290,883

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,591	$29,426
Net realized gain (loss)	60,997	(107,833)
Realized gain distributions	36,350	64,868
Net change in unrealized appreciation (depreciation)	187,945	(84,963)

Increase (decrease) in net assets from operations	290,883	(98,502)

Contract owner transactions:
Proceeds from units sold	615,022	443,742
Cost of units redeemed	(1,329,845)	(1,150,022)
Account charges	(813)	(1,009)
Increase (decrease)	(715,636)	(707,289)
Net increase (decrease)	(424,753)	(805,791)
Net assets, beginning	1,182,108	1,987,899
Net assets, ending	$757,355	$1,182,108

Units sold	387,610	331,798
Units redeemed	(849,621)	(862,512)
Net increase (decrease)	(462,011)	(530,714)
Units outstanding, beginning	917,547	1,448,261
Units outstanding, ending	455,536	917,547

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$18,907,672
Cost of units redeemed/account charges	(20,101,993)
Net investment income (loss)	172,252
Net realized gain (loss)	1,377,303
Realized gain distributions	385,639
Net change in unrealized appreciation (depreciation)	16,482
Net assets	$757,355

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.66	456	$757	1.25%	29.0%	12/31/2019	$1.72	0	$0	1.00%	29.4%	12/31/2019	$1.77	0	$0	0.75%	29.7%
12/31/2018	1.29	918	1,182	1.25%	-6.1%	12/31/2018	1.33	0	0	1.00%	-5.9%	12/31/2018	1.37	0	0	0.75%	-5.7%
12/31/2017	1.37	1,448	1,988	1.25%	3.9%	12/31/2017	1.41	0	0	1.00%	4.1%	12/31/2017	1.45	0	0	0.75%	4.4%
12/31/2016	1.32	1,835	2,424	1.25%	4.4%	12/31/2016	1.35	0	0	1.00%	4.6%	12/31/2016	1.39	0	0	0.75%	4.9%
12/31/2015	1.27	2,509	3,176	1.25%	1.5%	12/31/2015	1.29	0	0	1.00%	1.7%	12/31/2015	1.32	0	0	0.75%	2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.83	0	$0	0.50%	30.0%	12/31/2019	$1.89	0	$0	0.25%	30.3%	12/31/2019	$1.95	0	$0	0.00%	30.7%
12/31/2018	1.41	0	0	0.50%	-5.4%	12/31/2018	1.45	0	0	0.25%	-5.2%	12/31/2018	1.49	0	0	0.00%	-5.0%
12/31/2017	1.49	0	0	0.50%	4.7%	12/31/2017	1.53	0	0	0.25%	4.9%	12/31/2017	1.57	0	0	0.00%	5.2%
12/31/2016	1.42	0	0	0.50%	5.2%	12/31/2016	1.45	0	0	0.25%	5.4%	12/31/2016	1.49	0	0	0.00%	5.7%
12/31/2015	1.35	0	0	0.50%	2.2%	12/31/2015	1.38	0	0	0.25%	2.5%	12/31/2015	1.41	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.0%
2018	3.3%
2017	0.2%
2016	2.0%
2015	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Select Investor Class - 06-440
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$220,370	$189,772	2,749
Receivables: investments sold	160
Payables: investments purchased	-
Net assets	$220,530

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$220,530	34,931	$6.31
Band 100	-	-	6.58
Band 75	-	-	6.85
Band 50	-	-	7.13
Band 25	-	-	7.43
Band 0	-	-	8.71
Total	$220,530	34,931

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,323)
Net investment income (loss)	(2,323)

Gain (loss) on investments:
Net realized gain (loss)	(135)
Realized gain distributions	11,303
Net change in unrealized appreciation (depreciation)	44,991
Net gain (loss)	56,159

Increase (decrease) in net assets from operations	$53,836

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,323)	$(2,041)
Net realized gain (loss)	(135)	14,403
Realized gain distributions	11,303	12,835
Net change in unrealized appreciation (depreciation)	44,991	(37,255)

Increase (decrease) in net assets from operations	53,836	(12,058)

Contract owner transactions:
Proceeds from units sold	25,150	103,117
Cost of units redeemed	(14,687)	(57,252)
Account charges	(288)	(300)
Increase (decrease)	10,175	45,565
Net increase (decrease)	64,011	33,507
Net assets, beginning	156,519	123,012
Net assets, ending	$220,530	$156,519

Units sold	4,506	19,613
Units redeemed	(2,949)	(11,201)
Net increase (decrease)	1,557	8,412
Units outstanding, beginning	33,374	24,962
Units outstanding, ending	34,931	33,374

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$625,177
Cost of units redeemed/account charges	(529,643)
Net investment income (loss)	(14,102)
Net realized gain (loss)	60,831
Realized gain distributions	47,669
Net change in unrealized appreciation (depreciation)	30,598
Net assets	$220,530

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$6.31	35	$221	1.25%	34.6%	12/31/2019	$6.58	0	$0	1.00%	35.0%	12/31/2019	$6.85	0	$0	0.75%	35.3%
12/31/2018	4.69	33	157	1.25%	-4.8%	12/31/2018	4.87	0	0	1.00%	-4.6%	12/31/2018	5.06	0	0	0.75%	-4.4%
12/31/2017	4.93	25	123	1.25%	27.3%	12/31/2017	5.11	0	0	1.00%	27.7%	12/31/2017	5.29	0	0	0.75%	28.0%
12/31/2016	3.87	22	87	1.25%	4.2%	12/31/2016	4.00	0	0	1.00%	4.4%	12/31/2016	4.14	0	0	0.75%	4.7%
12/31/2015	3.72	26	98	1.25%	6.4%	12/31/2015	3.83	0	0	1.00%	6.6%	12/31/2015	3.95	0	0	0.75%	6.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$7.13	0	$0	0.50%	35.6%	12/31/2019	$7.43	0	$0	0.25%	36.0%	12/31/2019	$8.71	0	$0	0.00%	36.3%
12/31/2018	5.26	0	0	0.50%	-4.1%	12/31/2018	5.46	0	0	0.25%	-3.9%	12/31/2018	6.39	0	0	0.00%	-3.6%
12/31/2017	5.48	0	0	0.50%	28.3%	12/31/2017	5.68	0	0	0.25%	28.6%	12/31/2017	6.63	0	0	0.00%	28.9%
12/31/2016	4.27	0	0	0.50%	5.0%	12/31/2016	4.42	0	0	0.25%	5.2%	12/31/2016	5.14	0	0	0.00%	5.5%
12/31/2015	4.07	0	0	0.50%	7.2%	12/31/2015	4.20	0	0	0.25%	7.4%	12/31/2015	4.88	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.1%
2017	0.3%
2016	0.3%
2015	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Diversified Bond Fund Investor Class - 06-721
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$147	$147	13
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$147

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$147	121	$1.21
Band 100	-	-	1.24
Band 75	-	-	1.27
Band 50	-	-	1.30
Band 25	-	-	1.33
Band 0	-	-	1.36
Total	$147	121

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1
Mortality & expense charges	-
Net investment income (loss)	1

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$1

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	1	-

Contract owner transactions:
Proceeds from units sold	146	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	146	-
Net increase (decrease)	147	-
Net assets, beginning	-	-
Net assets, ending	$147	$-

Units sold	121	-
Units redeemed	-	-
Net increase (decrease)	121	-
Units outstanding, beginning	-	-
Units outstanding, ending	121	-

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$146
Cost of units redeemed/account charges	-
Net investment income (loss)	1
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$147

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	0	$0	1.25%	7.1%	12/31/2019	$1.24	0	$0	1.00%	7.3%	12/31/2019	$1.27	0	$0	0.75%	7.6%
12/31/2018	1.13	0	0	1.25%	-2.7%	12/31/2018	1.15	0	0	1.00%	-2.4%	12/31/2018	1.18	0	0	0.75%	-2.2%
12/31/2017	1.16	0	0	1.25%	2.0%	12/31/2017	1.18	0	0	1.00%	2.3%	12/31/2017	1.21	0	0	0.75%	2.6%
12/31/2016	1.14	0	0	1.25%	1.2%	12/31/2016	1.16	0	0	1.00%	1.5%	12/31/2016	1.18	0	0	0.75%	1.7%
12/31/2015	1.12	0	0	1.25%	-1.0%	12/31/2015	1.14	0	0	1.00%	-0.8%	12/31/2015	1.16	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.30	0	$0	0.50%	7.9%	12/31/2019	$1.33	0	$0	0.25%	8.1%	12/31/2019	$1.36	0	$0	0.00%	8.4%
12/31/2018	1.21	0	0	0.50%	-2.0%	12/31/2018	1.23	0	0	0.25%	-1.7%	12/31/2018	1.26	0	0	0.00%	-1.5%
12/31/2017	1.23	0	0	0.50%	2.8%	12/31/2017	1.25	0	0	0.25%	3.1%	12/31/2017	1.28	0	0	0.00%	3.3%
12/31/2016	1.20	0	0	0.50%	2.0%	12/31/2016	1.22	0	0	0.25%	2.3%	12/31/2016	1.24	0	0	0.00%	2.5%
12/31/2015	1.17	0	0	0.50%	-0.3%	12/31/2015	1.19	0	0	0.25%	0.0%	12/31/2015	1.21	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Select A Class - 06-240
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$230,722	$174,214	2,957
Receivables: investments sold	-
Payables: investments purchased	(20)
Net assets	$230,702

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$69,918	22,253	$3.14
Band 100	160,784	49,213	3.27
Band 75	-	-	3.40
Band 50	-	-	3.53
Band 25	-	-	3.67
Band 0	-	-	3.82
Total	$230,702	71,466

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,480)
Net investment income (loss)	(2,480)

Gain (loss) on investments:
Net realized gain (loss)	10,335
Realized gain distributions	12,182
Net change in unrealized appreciation (depreciation)	46,648
Net gain (loss)	69,165

Increase (decrease) in net assets from operations	$66,685

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,480)	$(2,681)
Net realized gain (loss)	10,335	12,423
Realized gain distributions	12,182	17,622
Net change in unrealized appreciation (depreciation)	46,648	(35,735)

Increase (decrease) in net assets from operations	66,685	(8,371)

Contract owner transactions:
Proceeds from units sold	553	-
Cost of units redeemed	(46,175)	(53,179)
Account charges	(86)	(90)
Increase (decrease)	(45,708)	(53,269)
Net increase (decrease)	20,977	(61,640)
Net assets, beginning	209,725	271,365
Net assets, ending	$230,702	$209,725

Units sold	202	-
Units redeemed	(15,949)	(20,642)
Net increase (decrease)	(15,747)	(20,642)
Units outstanding, beginning	87,213	107,855
Units outstanding, ending	71,466	87,213

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$903,713
Cost of units redeemed/account charges	(963,314)
Net investment income (loss)	(26,520)
Net realized gain (loss)	146,297
Realized gain distributions	114,018
Net change in unrealized appreciation (depreciation)	56,508
Net assets	$230,702

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.14	22	$70	1.25%	34.3%	12/31/2019	$3.27	49	$161	1.00%	34.6%	12/31/2019	$3.40	0	$0	0.75%	34.9%
12/31/2018	2.34	23	53	1.25%	-5.1%	12/31/2018	2.43	65	157	1.00%	-4.8%	12/31/2018	2.52	0	0	0.75%	-4.6%
12/31/2017	2.46	43	106	1.25%	27.0%	12/31/2017	2.55	65	165	1.00%	27.3%	12/31/2017	2.64	0	0	0.75%	27.6%
12/31/2016	1.94	61	118	1.25%	3.9%	12/31/2016	2.00	83	167	1.00%	4.2%	12/31/2016	2.07	0	0	0.75%	4.5%
12/31/2015	1.87	104	194	1.25%	6.1%	12/31/2015	1.92	70	135	1.00%	6.4%	12/31/2015	1.98	0	0	0.75%	6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.53	0	$0	0.50%	35.3%	12/31/2019	$3.67	0	$0	0.25%	35.6%	12/31/2019	$3.82	0	$0	0.00%	36.0%
12/31/2018	2.61	0	0	0.50%	-4.3%	12/31/2018	2.71	0	0	0.25%	-4.1%	12/31/2018	2.81	0	0	0.00%	-3.9%
12/31/2017	2.73	0	0	0.50%	27.9%	12/31/2017	2.82	0	0	0.25%	28.3%	12/31/2017	2.92	0	0	0.00%	28.6%
12/31/2016	2.13	0	0	0.50%	4.7%	12/31/2016	2.20	0	0	0.25%	5.0%	12/31/2016	2.27	0	0	0.00%	5.2%
12/31/2015	2.04	0	0	0.50%	6.9%	12/31/2015	2.10	0	0	0.25%	7.2%	12/31/2015	2.16	0	0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.1%
2015	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Small Cap Growth A Class - 06-200
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,121,196	$973,567	64,327
Receivables: investments sold	-
Payables: investments purchased	(3,186)
Net assets	$1,118,010

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$947,793	259,770	$3.65
Band 100	170,217	44,865	3.79
Band 75	-	-	3.95
Band 50	-	-	4.10
Band 25	-	-	4.27
Band 0	-	-	4.44
Total	$1,118,010	304,635

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(18,344)
Net investment income (loss)	(18,344)

Gain (loss) on investments:
Net realized gain (loss)	287,913
Realized gain distributions	66,884
Net change in unrealized appreciation (depreciation)	73,725
Net gain (loss)	428,522

Increase (decrease) in net assets from operations	$410,178

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(18,344)	$(16,888)
Net realized gain (loss)	287,913	86,374
Realized gain distributions	66,884	170,558
Net change in unrealized appreciation (depreciation)	73,725	(317,319)

Increase (decrease) in net assets from operations	410,178	(77,275)

Contract owner transactions:
Proceeds from units sold	539,422	155,423
Cost of units redeemed	(994,325)	(270,184)
Account charges	(235)	(151)
Increase (decrease)	(455,138)	(114,912)
Net increase (decrease)	(44,960)	(192,187)
Net assets, beginning	1,162,970	1,355,157
Net assets, ending	$1,118,010	$1,162,970

Units sold	167,657	73,627
Units redeemed	(290,363)	(112,815)
Net increase (decrease)	(122,706)	(39,188)
Units outstanding, beginning	427,341	466,529
Units outstanding, ending	304,635	427,341

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,741,884
Cost of units redeemed/account charges	(3,777,817)
Net investment income (loss)	(147,675)
Net realized gain (loss)	845,070
Realized gain distributions	308,919
Net change in unrealized appreciation (depreciation)	147,629
Net assets	$1,118,010

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.65	260	$948	1.25%	34.8%	12/31/2019	$3.79	45	$170	1.00%	35.1%	12/31/2019	$3.95	0	$0	0.75%	35.4%
12/31/2018	2.71	368	997	1.25%	-6.3%	12/31/2018	2.81	59	166	1.00%	-6.1%	12/31/2018	2.91	0	0	0.75%	-5.8%
12/31/2017	2.89	394	1,138	1.25%	23.9%	12/31/2017	2.99	73	217	1.00%	24.2%	12/31/2017	3.09	0	0	0.75%	24.6%
12/31/2016	2.33	375	874	1.25%	9.1%	12/31/2016	2.41	76	183	1.00%	9.4%	12/31/2016	2.48	0	0	0.75%	9.6%
12/31/2015	2.14	364	779	1.25%	-5.4%	12/31/2015	2.20	92	203	1.00%	-5.2%	12/31/2015	2.26	0	0	0.75%	-4.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.10	0	$0	0.50%	35.8%	12/31/2019	$4.27	0	$0	0.25%	36.1%	12/31/2019	$4.44	0	$0	0.00%	36.5%
12/31/2018	3.02	0	0	0.50%	-5.6%	12/31/2018	3.13	0	0	0.25%	-5.3%	12/31/2018	3.25	0	0	0.00%	-5.1%
12/31/2017	3.20	0	0	0.50%	24.9%	12/31/2017	3.31	0	0	0.25%	25.2%	12/31/2017	3.43	0	0	0.00%	25.5%
12/31/2016	2.56	0	0	0.50%	9.9%	12/31/2016	2.64	0	0	0.25%	10.2%	12/31/2016	2.73	0	0	0.00%	10.5%
12/31/2015	2.33	0	0	0.50%	-4.7%	12/31/2015	2.40	0	0	0.25%	-4.5%	12/31/2015	2.47	0	0	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Diversified Bond Fund A Class - 06-722
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$314,007	$312,898	28,612
Receivables: investments sold	-
Payables: investments purchased	(705)
Net assets	$313,302

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$194,448	164,559	$1.18
Band 100	118,854	98,200	1.21
Band 75	-	-	1.24
Band 50	-	-	1.27
Band 25	-	-	1.30
Band 0	-	-	1.33
Total	$313,302	262,759

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$7,381
Mortality & expense charges	(3,974)
Net investment income (loss)	3,407

Gain (loss) on investments:
Net realized gain (loss)	(148)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	20,611
Net gain (loss)	20,463

Increase (decrease) in net assets from operations	$23,870

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,407	$4,336
Net realized gain (loss)	(148)	(1,178)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	20,611	(14,198)

Increase (decrease) in net assets from operations	23,870	(11,040)

Contract owner transactions:
Proceeds from units sold	1,350	159
Cost of units redeemed	(62,196)	(27,366)
Account charges	(14)	(16)
Increase (decrease)	(60,860)	(27,223)
Net increase (decrease)	(36,990)	(38,263)
Net assets, beginning	350,292	388,555
Net assets, ending	$313,302	$350,292

Units sold	1,154	137
Units redeemed	(51,940)	(24,304)
Net increase (decrease)	(50,786)	(24,167)
Units outstanding, beginning	313,545	337,712
Units outstanding, ending	262,759	313,545

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$878,190
Cost of units redeemed/account charges	(589,022)
Net investment income (loss)	21,976
Net realized gain (loss)	(1,871)
Realized gain distributions	2,920
Net change in unrealized appreciation (depreciation)	1,109
Net assets	$313,302

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	165	$194	1.25%	6.8%	12/31/2019	$1.21	98	$119	1.00%	7.1%	12/31/2019	$1.24	0	$0	0.75%	7.4%
12/31/2018	1.11	170	188	1.25%	-3.0%	12/31/2018	1.13	143	162	1.00%	-2.8%	12/31/2018	1.15	0	0	0.75%	-2.5%
12/31/2017	1.14	185	212	1.25%	1.9%	12/31/2017	1.16	152	177	1.00%	2.1%	12/31/2017	1.18	0	0	0.75%	2.4%
12/31/2016	1.12	199	223	1.25%	1.0%	12/31/2016	1.14	177	202	1.00%	1.2%	12/31/2016	1.16	0	0	0.75%	1.5%
12/31/2015	1.11	172	190	1.25%	-1.3%	12/31/2015	1.12	106	119	1.00%	-1.0%	12/31/2015	1.14	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	0	$0	0.50%	7.6%	12/31/2019	$1.30	0	$0	0.25%	7.9%	12/31/2019	$1.33	0	$0	0.00%	8.2%
12/31/2018	1.18	0	0	0.50%	-2.3%	12/31/2018	1.21	0	0	0.25%	-2.0%	12/31/2018	1.23	0	0	0.00%	-1.8%
12/31/2017	1.21	0	0	0.50%	2.7%	12/31/2017	1.23	0	0	0.25%	2.9%	12/31/2017	1.25	0	0	0.00%	3.2%
12/31/2016	1.18	0	0	0.50%	1.7%	12/31/2016	1.20	0	0	0.25%	2.0%	12/31/2016	1.22	0	0	0.00%	2.3%
12/31/2015	1.16	0	0	0.50%	-0.5%	12/31/2015	1.17	0	0	0.25%	-0.3%	12/31/2015	1.19	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	2.3%
2017	2.0%
2016	2.2%
2015	3.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Small Cap Value Fund A Class - 06-390
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,038,974	$943,918	132,048
Receivables: investments sold	-
Payables: investments purchased	(2,392)
Net assets	$1,036,582

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$850,668	184,166	$4.62
Band 100	-	-	4.81
Band 75	-	-	5.01
Band 50	152,358	29,200	5.22
Band 25	-	-	5.43
Band 0	33,556	5,895	5.69
Total	$1,036,582	219,261

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,621
Mortality & expense charges	(15,319)
Net investment income (loss)	(11,698)

Gain (loss) on investments:
Net realized gain (loss)	(213,322)
Realized gain distributions	22,205
Net change in unrealized appreciation (depreciation)	589,541
Net gain (loss)	398,424

Increase (decrease) in net assets from operations	$386,726

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,698)	$(15,844)
Net realized gain (loss)	(213,322)	(111,503)
Realized gain distributions	22,205	250,624
Net change in unrealized appreciation (depreciation)	589,541	(459,352)

Increase (decrease) in net assets from operations	386,726	(336,075)

Contract owner transactions:
Proceeds from units sold	1,007,577	510,367
Cost of units redeemed	(1,681,861)	(670,275)
Account charges	(1,119)	(517)
Increase (decrease)	(675,403)	(160,425)
Net increase (decrease)	(288,677)	(496,500)
Net assets, beginning	1,325,259	1,821,759
Net assets, ending	$1,036,582	$1,325,259

Units sold	220,276	122,002
Units redeemed	(372,246)	(168,588)
Net increase (decrease)	(151,970)	(46,586)
Units outstanding, beginning	371,231	417,817
Units outstanding, ending	219,261	371,231

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$8,071,197
Cost of units redeemed/account charges	(8,419,140)
Net investment income (loss)	(103,872)
Net realized gain (loss)	(316,149)
Realized gain distributions	1,709,490
Net change in unrealized appreciation (depreciation)	95,056
Net assets	$1,036,582

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.62	184	$851	1.25%	31.4%	12/31/2019	$4.81	0	$0	1.00%	31.7%	12/31/2019	$5.01	0	$0	0.75%	32.1%
12/31/2018	3.52	330	1,160	1.25%	-18.2%	12/31/2018	3.65	0	0	1.00%	-18.0%	12/31/2018	3.79	0	0	0.75%	-17.8%
12/31/2017	4.30	372	1,600	1.25%	8.5%	12/31/2017	4.46	0	0	1.00%	8.8%	12/31/2017	4.62	0	0	0.75%	9.1%
12/31/2016	3.96	402	1,591	1.25%	24.2%	12/31/2016	4.09	0	0	1.00%	24.5%	12/31/2016	4.23	0	0	0.75%	24.9%
12/31/2015	3.19	549	1,750	1.25%	-4.1%	12/31/2015	3.29	0	0	1.00%	-3.9%	12/31/2015	3.39	0	0	0.75%	-3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$5.22	29	$152	0.50%	32.4%	12/31/2019	$5.43	0	$0	0.25%	32.7%	12/31/2019	$5.69	6	$34	0.00%	33.1%
12/31/2018	3.94	33	131	0.50%	-17.6%	12/31/2018	4.09	0	0	0.25%	-17.4%	12/31/2018	4.28	8	35	0.00%	-17.2%
12/31/2017	4.78	37	178	0.50%	9.4%	12/31/2017	4.96	0	0	0.25%	9.6%	12/31/2017	5.17	8	44	0.00%	9.9%
12/31/2016	4.37	36	159	0.50%	25.2%	12/31/2016	4.52	0	0	0.25%	25.5%	12/31/2016	4.70	82	387	0.00%	25.8%
12/31/2015	3.50	39	135	0.50%	-3.4%	12/31/2015	3.60	0	0	0.25%	-3.2%	12/31/2015	3.74	57	213	0.00%	-2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.3%
2018	0.4%
2017	0.1%
2016	0.4%
2015	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Small Cap Value Fund Investor Class - 06-470
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,440,552	$5,497,128	683,777
Receivables: investments sold	-
Payables: investments purchased	(4,519)
Net assets	$5,436,033

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,436,033	1,076,557	$5.05
Band 100	-	-	5.26
Band 75	-	-	5.48
Band 50	-	-	5.70
Band 25	-	-	5.94
Band 0	-	-	6.38
Total	$5,436,033	1,076,557

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$29,280
Mortality & expense charges	(75,480)
Net investment income (loss)	(46,200)

Gain (loss) on investments:
Net realized gain (loss)	(456,561)
Realized gain distributions	110,115
Net change in unrealized appreciation (depreciation)	2,049,381
Net gain (loss)	1,702,935

Increase (decrease) in net assets from operations	$1,656,735

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(46,200)	$(57,496)
Net realized gain (loss)	(456,561)	(47,433)
Realized gain distributions	110,115	926,675
Net change in unrealized appreciation (depreciation)	2,049,381	(2,153,647)

Increase (decrease) in net assets from operations	1,656,735	(1,331,901)

Contract owner transactions:
Proceeds from units sold	798,112	1,302,844
Cost of units redeemed	(2,760,794)	(3,051,610)
Account charges	(3,565)	(4,382)
Increase (decrease)	(1,966,247)	(1,753,148)
Net increase (decrease)	(309,512)	(3,085,049)
Net assets, beginning	5,745,545	8,830,594
Net assets, ending	$5,436,033	$5,745,545

Units sold	178,287	319,887
Units redeemed	(601,968)	(707,996)
Net increase (decrease)	(423,681)	(388,109)
Units outstanding, beginning	1,500,238	1,888,347
Units outstanding, ending	1,076,557	1,500,238

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$38,229,301
Cost of units redeemed/account charges	(45,043,367)
Net investment income (loss)	(612,052)
Net realized gain (loss)	(621,323)
Realized gain distributions	13,540,050
Net change in unrealized appreciation (depreciation)	(56,576)
Net assets	$5,436,033

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$5.05	1,077	$5,436	1.25%	31.8%	12/31/2019	$5.26	0	$0	1.00%	32.2%	12/31/2019	$5.48	0	$0	0.75%	32.5%
12/31/2018	3.83	1,500	5,746	1.25%	-18.1%	12/31/2018	3.98	0	0	1.00%	-17.9%	12/31/2018	4.13	0	0	0.75%	-17.7%
12/31/2017	4.68	1,888	8,831	1.25%	8.9%	12/31/2017	4.85	0	0	1.00%	9.2%	12/31/2017	5.02	0	0	0.75%	9.4%
12/31/2016	4.29	2,194	9,420	1.25%	24.5%	12/31/2016	4.44	0	0	1.00%	24.8%	12/31/2016	4.59	0	0	0.75%	25.1%
12/31/2015	3.45	2,807	9,684	1.25%	-3.9%	12/31/2015	3.56	0	0	1.00%	-3.6%	12/31/2015	3.67	0	0	0.75%	-3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$5.70	0	$0	0.50%	32.8%	12/31/2019	$5.94	0	$0	0.25%	33.2%	12/31/2019	$6.38	0	$0	0.00%	33.5%
12/31/2018	4.29	0	0	0.50%	-17.5%	12/31/2018	4.46	0	0	0.25%	-17.3%	12/31/2018	4.78	0	0	0.00%	-17.1%
12/31/2017	5.20	0	0	0.50%	9.7%	12/31/2017	5.39	0	0	0.25%	10.0%	12/31/2017	5.77	0	0	0.00%	10.3%
12/31/2016	4.74	0	0	0.50%	25.4%	12/31/2016	4.90	0	0	0.25%	25.7%	12/31/2016	5.23	0	0	0.00%	26.0%
12/31/2015	3.78	0	0	0.50%	-3.2%	12/31/2015	3.90	0	0	0.25%	-2.9%	12/31/2015	4.15	224	931	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.5%
2018	0.6%
2017	0.3%
2016	0.6%
2015	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Emerging Markets Fund A Class - 06-204
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$90,244	$80,378	7,733
Receivables: investments sold	-
Payables: investments purchased	(688)
Net assets	$89,556

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$89,556	60,272	$1.49
Band 100	-	-	1.54
Band 75	-	-	1.59
Band 50	-	-	1.64
Band 25	-	-	1.70
Band 0	-	-	1.75
Total	$89,556	60,272

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$189
Mortality & expense charges	(1,249)
Net investment income (loss)	(1,060)

Gain (loss) on investments:
Net realized gain (loss)	2,288
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	16,862
Net gain (loss)	19,150

Increase (decrease) in net assets from operations	$18,090

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,060)	$(1,096)
Net realized gain (loss)	2,288	604
Realized gain distributions	-	351
Net change in unrealized appreciation (depreciation)	16,862	(21,410)

Increase (decrease) in net assets from operations	18,090	(21,551)

Contract owner transactions:
Proceeds from units sold	16,827	49,020
Cost of units redeemed	(34,558)	(4,565)
Account charges	(87)	(41)
Increase (decrease)	(17,818)	44,414
Net increase (decrease)	272	22,863
Net assets, beginning	89,284	66,421
Net assets, ending	$89,556	$89,284

Units sold	12,451	32,723
Units redeemed	(24,347)	(3,335)
Net increase (decrease)	(11,896)	29,388
Units outstanding, beginning	72,168	42,780
Units outstanding, ending	60,272	72,168

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$700,513
Cost of units redeemed/account charges	(590,045)
Net investment income (loss)	(12,634)
Net realized gain (loss)	(32,701)
Realized gain distributions	14,557
Net change in unrealized appreciation (depreciation)	9,866
Net assets	$89,556

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.49	60	$90	1.25%	20.1%	12/31/2019	$1.54	0	$0	1.00%	20.4%	12/31/2019	$1.59	0	$0	0.75%	20.7%
12/31/2018	1.24	72	89	1.25%	-20.3%	12/31/2018	1.28	0	0	1.00%	-20.1%	12/31/2018	1.31	0	0	0.75%	-19.9%
12/31/2017	1.55	43	66	1.25%	43.7%	12/31/2017	1.60	0	0	1.00%	44.1%	12/31/2017	1.64	0	0	0.75%	44.4%
12/31/2016	1.08	31	33	1.25%	6.0%	12/31/2016	1.11	0	0	1.00%	6.3%	12/31/2016	1.14	0	0	0.75%	6.6%
12/31/2015	1.02	24	25	1.25%	-9.7%	12/31/2015	1.04	0	0	1.00%	-9.4%	12/31/2015	1.07	0	0	0.75%	-9.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.64	0	$0	0.50%	21.0%	12/31/2019	$1.70	0	$0	0.25%	21.3%	12/31/2019	$1.75	0	$0	0.00%	21.6%
12/31/2018	1.36	0	0	0.50%	-19.7%	12/31/2018	1.40	0	0	0.25%	-19.5%	12/31/2018	1.44	0	0	0.00%	-19.3%
12/31/2017	1.69	0	0	0.50%	44.8%	12/31/2017	1.74	0	0	0.25%	45.1%	12/31/2017	1.79	0	0	0.00%	45.5%
12/31/2016	1.17	0	0	0.50%	6.8%	12/31/2016	1.20	0	0	0.25%	7.1%	12/31/2016	1.23	0	0	0.00%	7.4%
12/31/2015	1.09	0	0	0.50%	-9.0%	12/31/2015	1.12	0	0	0.25%	-8.8%	12/31/2015	1.14	0	0	0.00%	-8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.2%
2018	0.0%
2017	0.1%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Small Company A Class - 06-385
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$98,955	$88,599	7,277
Receivables: investments sold	24
Payables: investments purchased	-
Net assets	$98,979

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$98,979	29,194	$3.39
Band 100	-	-	3.53
Band 75	-	-	3.68
Band 50	-	-	3.83
Band 25	-	-	3.99
Band 0	-	-	4.21
Total	$98,979	29,194

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$42
Mortality & expense charges	(3,197)
Net investment income (loss)	(3,155)

Gain (loss) on investments:
Net realized gain (loss)	(43,592)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	96,496
Net gain (loss)	52,904

Increase (decrease) in net assets from operations	$49,749

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,155)	$(9,673)
Net realized gain (loss)	(43,592)	173,108
Realized gain distributions	-	49,215
Net change in unrealized appreciation (depreciation)	96,496	(265,634)

Increase (decrease) in net assets from operations	49,749	(52,984)

Contract owner transactions:
Proceeds from units sold	38,152	222,882
Cost of units redeemed	(416,096)	(770,912)
Account charges	(49)	(185)
Increase (decrease)	(377,993)	(548,215)
Net increase (decrease)	(328,244)	(601,199)
Net assets, beginning	427,223	1,028,422
Net assets, ending	$98,979	$427,223

Units sold	11,886	65,786
Units redeemed	(131,338)	(218,841)
Net increase (decrease)	(119,452)	(153,055)
Units outstanding, beginning	148,646	301,701
Units outstanding, ending	29,194	148,646

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,840,832
Cost of units redeemed/account charges	(4,423,526)
Net investment income (loss)	(97,609)
Net realized gain (loss)	636,285
Realized gain distributions	132,641
Net change in unrealized appreciation (depreciation)	10,356
Net assets	$98,979

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.39	29	$99	1.25%	18.0%	12/31/2019	$3.53	0	$0	1.00%	18.3%	12/31/2019	$3.68	0	$0	0.75%	18.6%
12/31/2018	2.87	149	427	1.25%	-15.7%	12/31/2018	2.99	0	0	1.00%	-15.5%	12/31/2018	3.10	0	0	0.75%	-15.3%
12/31/2017	3.41	302	1,028	1.25%	8.9%	12/31/2017	3.53	0	0	1.00%	9.2%	12/31/2017	3.66	0	0	0.75%	9.5%
12/31/2016	3.13	561	1,757	1.25%	16.3%	12/31/2016	3.23	0	0	1.00%	16.6%	12/31/2016	3.34	0	0	0.75%	16.9%
12/31/2015	2.69	500	1,344	1.25%	-6.9%	12/31/2015	2.77	0	0	1.00%	-6.7%	12/31/2015	2.86	0	0	0.75%	-6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.83	0	$0	0.50%	18.8%	12/31/2019	$3.99	0	$0	0.25%	19.1%	12/31/2019	$4.21	0	$0	0.00%	19.4%
12/31/2018	3.22	0	0	0.50%	-15.0%	12/31/2018	3.35	0	0	0.25%	-14.8%	12/31/2018	3.52	0	0	0.00%	-14.6%
12/31/2017	3.79	0	0	0.50%	9.8%	12/31/2017	3.93	0	0	0.25%	10.0%	12/31/2017	4.13	0	0	0.00%	10.3%
12/31/2016	3.46	0	0	0.50%	17.2%	12/31/2016	3.57	0	0	0.25%	17.5%	12/31/2016	3.74	0	0	0.00%	17.8%
12/31/2015	2.95	0	0	0.50%	-6.2%	12/31/2015	3.04	0	0	0.25%	-6.0%	12/31/2015	3.18	0	0	0.00%	-5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.2%
2015	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Emerging Markets Fund Investor Class - 06-206
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,870,069	$9,548,176	795,201
Receivables: investments sold	-
Payables: investments purchased	(319,704)
Net assets	$9,550,365

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,550,365	6,231,642	$1.53
Band 100	-	-	1.58
Band 75	-	-	1.64
Band 50	-	-	1.69
Band 25	-	-	1.75
Band 0	-	-	1.81
Total	$9,550,365	6,231,642

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$30,563
Mortality & expense charges	(81,846)
Net investment income (loss)	(51,283)

Gain (loss) on investments:
Net realized gain (loss)	(38,175)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,405,228
Net gain (loss)	1,367,053

Increase (decrease) in net assets from operations	$1,315,770

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(51,283)	$(44,231)
Net realized gain (loss)	(38,175)	51,174
Realized gain distributions	-	25,719
Net change in unrealized appreciation (depreciation)	1,405,228	(1,209,446)

Increase (decrease) in net assets from operations	1,315,770	(1,176,784)

Contract owner transactions:
Proceeds from units sold	4,938,488	5,913,998
Cost of units redeemed	(1,175,045)	(840,992)
Account charges	(29,395)	(20,846)
Increase (decrease)	3,734,048	5,052,160
Net increase (decrease)	5,049,818	3,875,376
Net assets, beginning	4,500,547	625,171
Net assets, ending	$9,550,365	$4,500,547

Units sold	3,540,662	3,869,072
Units redeemed	(845,509)	(724,827)
Net increase (decrease)	2,695,153	3,144,245
Units outstanding, beginning	3,536,489	392,244
Units outstanding, ending	6,231,642	3,536,489

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$12,027,497
Cost of units redeemed/account charges	(2,706,960)
Net investment income (loss)	(111,430)
Net realized gain (loss)	(24,563)
Realized gain distributions	43,928
Net change in unrealized appreciation (depreciation)	321,893
Net assets	$9,550,365

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.53	6,232	$9,550	1.25%	20.4%	12/31/2019	$1.58	0	$0	1.00%	20.7%	12/31/2019	$1.64	0	$0	0.75%	21.0%
12/31/2018	1.27	3,536	4,501	1.25%	-20.2%	12/31/2018	1.31	0	0	1.00%	-20.0%	12/31/2018	1.35	0	0	0.75%	-19.8%
12/31/2017	1.59	392	625	1.25%	44.1%	12/31/2017	1.64	0	0	1.00%	44.4%	12/31/2017	1.69	0	0	0.75%	44.8%
12/31/2016	1.11	56	62	1.25%	6.3%	12/31/2016	1.13	0	0	1.00%	6.6%	12/31/2016	1.16	0	0	0.75%	6.8%
12/31/2015	1.04	31	32	1.25%	-9.4%	12/31/2015	1.07	0	0	1.00%	-9.2%	12/31/2015	1.09	0	0	0.75%	-9.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.69	0	$0	0.50%	21.3%	12/31/2019	$1.75	0	$0	0.25%	21.6%	12/31/2019	$1.81	0	$0	0.00%	21.9%
12/31/2018	1.39	0	0	0.50%	-19.5%	12/31/2018	1.44	0	0	0.25%	-19.3%	12/31/2018	1.48	0	0	0.00%	-19.1%
12/31/2017	1.73	0	0	0.50%	45.1%	12/31/2017	1.78	0	0	0.25%	45.5%	12/31/2017	1.83	0	0	0.00%	45.9%
12/31/2016	1.19	0	0	0.50%	7.1%	12/31/2016	1.23	0	0	0.25%	7.4%	12/31/2016	1.26	0	0	0.00%	7.6%
12/31/2015	1.12	0	0	0.50%	-8.8%	12/31/2015	1.14	0	0	0.25%	-8.5%	12/31/2015	1.17	0	0	0.00%	-8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.4%
2018	0.5%
2017	0.4%
2016	0.1%
2015	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Equity Growth Fund Investor Class - 06-048 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.53
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.62
Band 0	-	-	1.64
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$98,302
Cost of units redeemed/account charges	(124,666)
Net investment income (loss)	93
Net realized gain (loss)	12,070
Realized gain distributions	14,201
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.53	0	$0	1.25%	26.8%	12/31/2019	$1.55	0	$0	1.00%	27.1%	12/31/2019	$1.57	0	$0	0.75%	27.4%
12/31/2018	1.21	0	0	1.25%	-7.5%	12/31/2018	1.22	0	0	1.00%	-7.2%	12/31/2018	1.23	0	0	0.75%	-7.0%
12/31/2017	1.30	0	0	1.25%	20.3%	12/31/2017	1.31	0	0	1.00%	20.6%	12/31/2017	1.33	0	0	0.75%	20.9%
12/31/2016	1.08	79	86	1.25%	8.6%	12/31/2016	1.09	0	0	1.00%	8.9%	12/31/2016	1.10	0	0	0.75%	9.2%
12/31/2015	1.00	64	64	1.25%	-5.4%	12/31/2015	1.00	0	0	1.00%	-5.1%	12/31/2015	1.00	0	0	0.75%	-4.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.59	0	$0	0.50%	27.7%	12/31/2019	$1.62	0	$0	0.25%	28.0%	12/31/2019	$1.64	0	$0	0.00%	28.4%
12/31/2018	1.25	0	0	0.50%	-6.8%	12/31/2018	1.26	0	0	0.25%	-6.5%	12/31/2018	1.28	0	0	0.00%	-6.3%
12/31/2017	1.34	0	0	0.50%	21.2%	12/31/2017	1.35	0	0	0.25%	21.6%	12/31/2017	1.36	0	0	0.00%	21.9%
12/31/2016	1.10	0	0	0.50%	9.4%	12/31/2016	1.11	0	0	0.25%	9.7%	12/31/2016	1.12	0	0	0.00%	10.0%
12/31/2015	1.01	0	0	0.50%	-4.7%	12/31/2015	1.01	0	0	0.25%	-4.4%	12/31/2015	1.02	0	0	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	2.6%
2016	1.4%
2015	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Strategic Allocation: Aggressive Fund A Class - 06-400
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,237,435	$8,595,864	1,115,135
Receivables: investments sold	3,418
Payables: investments purchased	-
Net assets	$8,240,853

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,959,875	1,908,736	$3.12
Band 100	1,918,932	590,117	3.25
Band 75	-	-	3.39
Band 50	41,704	11,824	3.53
Band 25	-	-	3.67
Band 0	320,342	83,253	3.85
Total	$8,240,853	2,593,930

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$114,534
Mortality & expense charges	(99,636)
Net investment income (loss)	14,898

Gain (loss) on investments:
Net realized gain (loss)	(49,073)
Realized gain distributions	1,014,286
Net change in unrealized appreciation (depreciation)	779,129
Net gain (loss)	1,744,342

Increase (decrease) in net assets from operations	$1,759,240

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14,898	$(26,662)
Net realized gain (loss)	(49,073)	130,897
Realized gain distributions	1,014,286	823,335
Net change in unrealized appreciation (depreciation)	779,129	(1,767,221)

Increase (decrease) in net assets from operations	1,759,240	(839,651)

Contract owner transactions:
Proceeds from units sold	1,662,217	1,447,878
Cost of units redeemed	(3,426,104)	(2,663,848)
Account charges	(2,342)	(3,115)
Increase (decrease)	(1,766,229)	(1,219,085)
Net increase (decrease)	(6,989)	(2,058,736)
Net assets, beginning	8,247,842	10,306,578
Net assets, ending	$8,240,853	$8,247,842

Units sold	582,719	525,443
Units redeemed	(1,169,436)	(953,730)
Net increase (decrease)	(586,717)	(428,287)
Units outstanding, beginning	3,180,647	3,608,934
Units outstanding, ending	2,593,930	3,180,647

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$39,173,839
Cost of units redeemed/account charges	(40,189,503)
Net investment income (loss)	(245,713)
Net realized gain (loss)	916,285
Realized gain distributions	8,944,374
Net change in unrealized appreciation (depreciation)	(358,429)
Net assets	$8,240,853

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.12	1,909	$5,960	1.25%	22.4%	12/31/2019	$3.25	590	$1,919	1.00%	22.7%	12/31/2019	$3.39	0	$0	0.75%	23.0%
12/31/2018	2.55	2,373	6,053	1.25%	-9.3%	12/31/2018	2.65	677	1,793	1.00%	-9.0%	12/31/2018	2.75	0	0	0.75%	-8.8%
12/31/2017	2.81	2,557	7,186	1.25%	17.4%	12/31/2017	2.91	926	2,696	1.00%	17.7%	12/31/2017	3.02	0	0	0.75%	18.0%
12/31/2016	2.39	3,284	7,860	1.25%	5.1%	12/31/2016	2.47	1,046	2,587	1.00%	5.3%	12/31/2016	2.56	0	0	0.75%	5.6%
12/31/2015	2.28	5,702	12,989	1.25%	-2.9%	12/31/2015	2.35	831	1,952	1.00%	-2.7%	12/31/2015	2.42	0	0	0.75%	-2.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.53	12	$42	0.50%	23.4%	12/31/2019	$3.67	0	$0	0.25%	23.7%	12/31/2019	$3.85	83	$320	0.00%	24.0%
12/31/2018	2.86	13	37	0.50%	-8.6%	12/31/2018	2.97	0	0	0.25%	-8.3%	12/31/2018	3.10	117	364	0.00%	-8.1%
12/31/2017	3.13	14	42	0.50%	18.3%	12/31/2017	3.24	0	0	0.25%	18.6%	12/31/2017	3.38	113	382	0.00%	18.9%
12/31/2016	2.64	14	36	0.50%	5.8%	12/31/2016	2.73	0	0	0.25%	6.1%	12/31/2016	2.84	102	291	0.00%	6.4%
12/31/2015	2.50	14	35	0.50%	-2.2%	12/31/2015	2.57	0	0	0.25%	-2.0%	12/31/2015	2.67	1,396	3,727	0.00%	-1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	0.9%
2017	1.0%
2016	0.8%
2015	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Equity Growth Fund A Class - 06-175
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,786,329	$1,742,289	57,036
Receivables: investments sold	-
Payables: investments purchased	(1,073)
Net assets	$1,785,256

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,276,032	432,642	$2.95
Band 100	390,686	127,386	3.07
Band 75	-	-	3.19
Band 50	118,538	35,747	3.32
Band 25	-	-	3.45
Band 0	-	-	3.59
Total	$1,785,256	595,775

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$19,620
Mortality & expense charges	(25,135)
Net investment income (loss)	(5,515)

Gain (loss) on investments:
Net realized gain (loss)	15,360
Realized gain distributions	190,435
Net change in unrealized appreciation (depreciation)	305,120
Net gain (loss)	510,915

Increase (decrease) in net assets from operations	$505,400

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,515)	$(11,887)
Net realized gain (loss)	15,360	156,659
Realized gain distributions	190,435	209,429
Net change in unrealized appreciation (depreciation)	305,120	(502,866)

Increase (decrease) in net assets from operations	505,400	(148,665)

Contract owner transactions:
Proceeds from units sold	760,874	606,029
Cost of units redeemed	(1,454,876)	(1,322,948)
Account charges	(2,330)	(1,638)
Increase (decrease)	(696,332)	(718,557)
Net increase (decrease)	(190,932)	(867,222)
Net assets, beginning	1,976,188	2,843,410
Net assets, ending	$1,785,256	$1,976,188

Units sold	281,087	224,423
Units redeemed	(522,896)	(507,340)
Net increase (decrease)	(241,809)	(282,917)
Units outstanding, beginning	837,584	1,120,501
Units outstanding, ending	595,775	837,584

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$16,485,999
Cost of units redeemed/account charges	(17,301,662)
Net investment income (loss)	(28,086)
Net realized gain (loss)	791,764
Realized gain distributions	1,793,201
Net change in unrealized appreciation (depreciation)	44,040
Net assets	$1,785,256

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.95	433	$1,276	1.25%	26.4%	12/31/2019	$3.07	127	$391	1.00%	26.8%	12/31/2019	$3.19	0	$0	0.75%	27.1%
12/31/2018	2.33	663	1,547	1.25%	-7.7%	12/31/2018	2.42	135	326	1.00%	-7.5%	12/31/2018	2.51	0	0	0.75%	-7.2%
12/31/2017	2.53	996	2,517	1.25%	20.0%	12/31/2017	2.61	121	317	1.00%	20.3%	12/31/2017	2.71	0	0	0.75%	20.6%
12/31/2016	2.11	1,425	3,000	1.25%	8.3%	12/31/2016	2.17	133	289	1.00%	8.6%	12/31/2016	2.24	0	0	0.75%	8.9%
12/31/2015	1.94	2,067	4,018	1.25%	-5.6%	12/31/2015	2.00	169	338	1.00%	-5.3%	12/31/2015	2.06	0	0	0.75%	-5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.32	36	$119	0.50%	27.4%	12/31/2019	$3.45	0	$0	0.25%	27.7%	12/31/2019	$3.59	0	$0	0.00%	28.0%
12/31/2018	2.60	40	104	0.50%	-7.0%	12/31/2018	2.70	0	0	0.25%	-6.8%	12/31/2018	2.80	0	0	0.00%	-6.5%
12/31/2017	2.80	3	9	0.50%	20.9%	12/31/2017	2.90	0	0	0.25%	21.2%	12/31/2017	3.00	0	0	0.00%	21.5%
12/31/2016	2.31	4	10	0.50%	9.1%	12/31/2016	2.39	0	0	0.25%	9.4%	12/31/2016	2.47	0	0	0.00%	9.7%
12/31/2015	2.12	6	12	0.50%	-4.9%	12/31/2015	2.18	0	0	0.25%	-4.6%	12/31/2015	2.25	214	481	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.0%
2018	0.7%
2017	1.1%
2016	1.2%
2015	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Equity Income Fund Investor Class - 06-475
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,710,966	$5,301,886	626,056
Receivables: investments sold	-
Payables: investments purchased	(1,331)
Net assets	$5,709,635

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,709,635	1,510,091	$3.78
Band 100	-	-	3.94
Band 75	-	-	4.10
Band 50	-	-	4.27
Band 25	-	-	4.45
Band 0	-	-	4.78
Total	$5,709,635	1,510,091

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$145,719
Mortality & expense charges	(80,816)
Net investment income (loss)	64,903

Gain (loss) on investments:
Net realized gain (loss)	146,166
Realized gain distributions	314,483
Net change in unrealized appreciation (depreciation)	782,011
Net gain (loss)	1,242,660

Increase (decrease) in net assets from operations	$1,307,563

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$64,903	$51,778
Net realized gain (loss)	146,166	196,250
Realized gain distributions	314,483	375,970
Net change in unrealized appreciation (depreciation)	782,011	(1,017,225)

Increase (decrease) in net assets from operations	1,307,563	(393,227)

Contract owner transactions:
Proceeds from units sold	609,070	960,978
Cost of units redeemed	(2,375,999)	(3,754,248)
Account charges	(3,254)	(5,090)
Increase (decrease)	(1,770,183)	(2,798,360)
Net increase (decrease)	(462,620)	(3,191,587)
Net assets, beginning	6,172,255	9,363,842
Net assets, ending	$5,709,635	$6,172,255

Units sold	177,937	325,898
Units redeemed	(668,653)	(1,191,085)
Net increase (decrease)	(490,716)	(865,187)
Units outstanding, beginning	2,000,807	2,865,994
Units outstanding, ending	1,510,091	2,000,807

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$35,869,352
Cost of units redeemed/account charges	(41,417,682)
Net investment income (loss)	1,850,488
Net realized gain (loss)	2,934,062
Realized gain distributions	6,064,335
Net change in unrealized appreciation (depreciation)	409,080
Net assets	$5,709,635

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.78	1,510	$5,710	1.25%	22.6%	12/31/2019	$3.94	0	$0	1.00%	22.9%	12/31/2019	$4.10	0	$0	0.75%	23.2%
12/31/2018	3.08	2,001	6,172	1.25%	-5.6%	12/31/2018	3.20	0	0	1.00%	-5.3%	12/31/2018	3.33	0	0	0.75%	-5.1%
12/31/2017	3.27	2,866	9,364	1.25%	11.9%	12/31/2017	3.39	0	0	1.00%	12.2%	12/31/2017	3.51	0	0	0.75%	12.5%
12/31/2016	2.92	2,894	8,447	1.25%	18.0%	12/31/2016	3.02	0	0	1.00%	18.3%	12/31/2016	3.12	0	0	0.75%	18.6%
12/31/2015	2.47	3,644	9,014	1.25%	-0.7%	12/31/2015	2.55	0	0	1.00%	-0.4%	12/31/2015	2.63	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.27	0	$0	0.50%	23.5%	12/31/2019	$4.45	0	$0	0.25%	23.8%	12/31/2019	$4.78	0	$0	0.00%	24.1%
12/31/2018	3.46	0	0	0.50%	-4.9%	12/31/2018	3.59	0	0	0.25%	-4.6%	12/31/2018	3.85	0	0	0.00%	-4.4%
12/31/2017	3.64	0	0	0.50%	12.8%	12/31/2017	3.77	0	0	0.25%	13.1%	12/31/2017	4.03	0	0	0.00%	13.3%
12/31/2016	3.22	0	0	0.50%	18.9%	12/31/2016	3.33	0	0	0.25%	19.2%	12/31/2016	3.55	0	0	0.00%	19.5%
12/31/2015	2.71	0	0	0.50%	0.1%	12/31/2015	2.80	0	0	0.25%	0.3%	12/31/2015	2.97	1,565	4,654	0.00%	0.6%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.5%
2018	2.0%
2017	1.8%
2016	1.6%
2015	2.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Strategic Allocation: Conservative Fund A Class - 06-405
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,042,991	$4,174,561	737,941
Receivables: investments sold	-
Payables: investments purchased	(6,451)
Net assets	$4,036,540

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,856,828	892,641	$2.08
Band 100	1,523,506	703,260	2.17
Band 75	-	-	2.26
Band 50	656,206	279,274	2.35
Band 25	-	-	2.45
Band 0	-	-	2.55
Total	$4,036,540	1,875,175

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$52,329
Mortality & expense charges	(41,230)
Net investment income (loss)	11,099

Gain (loss) on investments:
Net realized gain (loss)	(44,916)
Realized gain distributions	263,099
Net change in unrealized appreciation (depreciation)	289,926
Net gain (loss)	508,109

Increase (decrease) in net assets from operations	$519,208

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,099	$11,702
Net realized gain (loss)	(44,916)	9,164
Realized gain distributions	263,099	209,162
Net change in unrealized appreciation (depreciation)	289,926	(471,346)

Increase (decrease) in net assets from operations	519,208	(241,318)

Contract owner transactions:
Proceeds from units sold	828,500	297,786
Cost of units redeemed	(1,223,022)	(1,085,037)
Account charges	(1,339)	(1,788)
Increase (decrease)	(395,861)	(789,039)
Net increase (decrease)	123,347	(1,030,357)
Net assets, beginning	3,913,193	4,943,550
Net assets, ending	$4,036,540	$3,913,193

Units sold	395,799	205,756
Units redeemed	(606,044)	(609,017)
Net increase (decrease)	(210,245)	(403,261)
Units outstanding, beginning	2,085,420	2,488,681
Units outstanding, ending	1,875,175	2,085,420

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$20,269,786
Cost of units redeemed/account charges	(18,500,537)
Net investment income (loss)	(39,307)
Net realized gain (loss)	131,401
Realized gain distributions	2,306,767
Net change in unrealized appreciation (depreciation)	(131,570)
Net assets	$4,036,540

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.08	893	$1,857	1.25%	14.2%	12/31/2019	$2.17	703	$1,524	1.00%	14.5%	12/31/2019	$2.26	0	$0	0.75%	14.8%
12/31/2018	1.82	1,057	1,926	1.25%	-6.0%	12/31/2018	1.89	748	1,415	1.00%	-5.7%	12/31/2018	1.97	0	0	0.75%	-5.5%
12/31/2017	1.94	1,337	2,590	1.25%	9.0%	12/31/2017	2.01	867	1,741	1.00%	9.3%	12/31/2017	2.08	0	0	0.75%	9.5%
12/31/2016	1.78	1,787	3,176	1.25%	3.7%	12/31/2016	1.84	980	1,800	1.00%	3.9%	12/31/2016	1.90	0	0	0.75%	4.2%
12/31/2015	1.71	2,449	4,199	1.25%	-3.0%	12/31/2015	1.77	998	1,764	1.00%	-2.7%	12/31/2015	1.82	0	0	0.75%	-2.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.35	279	$656	0.50%	15.1%	12/31/2019	$2.45	0	$0	0.25%	15.4%	12/31/2019	$2.55	0	$0	0.00%	15.6%
12/31/2018	2.04	280	572	0.50%	-5.3%	12/31/2018	2.12	0	0	0.25%	-5.0%	12/31/2018	2.21	0	0	0.00%	-4.8%
12/31/2017	2.16	284	613	0.50%	9.8%	12/31/2017	2.23	0	0	0.25%	10.1%	12/31/2017	2.32	0	0	0.00%	10.4%
12/31/2016	1.96	0	0	0.50%	4.4%	12/31/2016	2.03	0	0	0.25%	4.7%	12/31/2016	2.10	0	0	0.00%	5.0%
12/31/2015	1.88	0	0	0.50%	-2.2%	12/31/2015	1.94	0	0	0.25%	-2.0%	12/31/2015	2.00	244	488	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	1.4%
2017	1.1%
2016	0.8%
2015	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Equity Income Fund A Class - 06-285
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,646,283	$6,243,505	728,906
Receivables: investments sold	1,343
Payables: investments purchased	-
Net assets	$6,647,626

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,794,854	1,376,765	$3.48
Band 100	1,385,338	381,743	3.63
Band 75	-	-	3.78
Band 50	315,688	80,202	3.94
Band 25	-	-	4.10
Band 0	151,746	35,357	4.29
Total	$6,647,626	1,874,067

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$143,258
Mortality & expense charges	(82,250)
Net investment income (loss)	61,008

Gain (loss) on investments:
Net realized gain (loss)	99,673
Realized gain distributions	336,464
Net change in unrealized appreciation (depreciation)	944,376
Net gain (loss)	1,380,513

Increase (decrease) in net assets from operations	$1,441,521

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$61,008	$38,940
Net realized gain (loss)	99,673	129,151
Realized gain distributions	336,464	385,928
Net change in unrealized appreciation (depreciation)	944,376	(981,521)

Increase (decrease) in net assets from operations	1,441,521	(427,502)

Contract owner transactions:
Proceeds from units sold	1,438,415	996,451
Cost of units redeemed	(3,056,610)	(2,605,444)
Account charges	(3,236)	(2,043)
Increase (decrease)	(1,621,431)	(1,611,036)
Net increase (decrease)	(179,910)	(2,038,538)
Net assets, beginning	6,827,536	8,866,074
Net assets, ending	$6,647,626	$6,827,536

Units sold	476,618	473,831
Units redeemed	(965,316)	(1,003,562)
Net increase (decrease)	(488,698)	(529,731)
Units outstanding, beginning	2,362,765	2,892,496
Units outstanding, ending	1,874,067	2,362,765

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$33,822,971
Cost of units redeemed/account charges	(36,107,931)
Net investment income (loss)	1,007,566
Net realized gain (loss)	2,795,243
Realized gain distributions	4,726,999
Net change in unrealized appreciation (depreciation)	402,778
Net assets	$6,647,626

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.48	1,377	$4,795	1.25%	22.3%	12/31/2019	$3.63	382	$1,385	1.00%	22.6%	12/31/2019	$3.78	0	$0	0.75%	22.9%
12/31/2018	2.85	1,822	5,190	1.25%	-5.8%	12/31/2018	2.96	423	1,252	1.00%	-5.6%	12/31/2018	3.08	0	0	0.75%	-5.3%
12/31/2017	3.02	2,131	6,446	1.25%	11.7%	12/31/2017	3.14	653	2,048	1.00%	11.9%	12/31/2017	3.25	0	0	0.75%	12.2%
12/31/2016	2.71	2,827	7,657	1.25%	17.7%	12/31/2016	2.80	773	2,166	1.00%	18.0%	12/31/2016	2.90	0	0	0.75%	18.3%
12/31/2015	2.30	2,649	6,096	1.25%	-0.9%	12/31/2015	2.37	710	1,685	1.00%	-0.7%	12/31/2015	2.45	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.94	80	$316	0.50%	23.2%	12/31/2019	$4.10	0	$0	0.25%	23.5%	12/31/2019	$4.29	35	$152	0.00%	23.8%
12/31/2018	3.20	85	272	0.50%	-5.1%	12/31/2018	3.32	0	0	0.25%	-4.9%	12/31/2018	3.47	32	112	0.00%	-4.6%
12/31/2017	3.37	79	266	0.50%	12.5%	12/31/2017	3.49	0	0	0.25%	12.8%	12/31/2017	3.63	29	106	0.00%	13.1%
12/31/2016	2.99	84	250	0.50%	18.6%	12/31/2016	3.09	0	0	0.25%	18.9%	12/31/2016	3.22	29	93	0.00%	19.2%
12/31/2015	2.52	89	226	0.50%	-0.2%	12/31/2015	2.60	0	0	0.25%	0.1%	12/31/2015	2.70	373	1,006	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.1%
2018	1.6%
2017	1.5%
2016	1.7%
2015	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Ginnie Mae A Class - 06-435
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$749,129	$725,147	71,439
Receivables: investments sold	3,840
Payables: investments purchased	-
Net assets	$752,969

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$671,009	482,706	$1.39
Band 100	81,960	56,612	1.45
Band 75	-	-	1.51
Band 50	-	-	1.57
Band 25	-	-	1.64
Band 0	-	-	1.70
Total	$752,969	539,318

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$22,540
Mortality & expense charges	(11,141)
Net investment income (loss)	11,399

Gain (loss) on investments:
Net realized gain (loss)	8,011
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	24,203
Net gain (loss)	32,214

Increase (decrease) in net assets from operations	$43,613

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,399	$15,074
Net realized gain (loss)	8,011	(49,208)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	24,203	27,051

Increase (decrease) in net assets from operations	43,613	(7,083)

Contract owner transactions:
Proceeds from units sold	365,832	1,224,191
Cost of units redeemed	(1,070,268)	(1,094,725)
Account charges	(1,231)	(3,582)
Increase (decrease)	(705,667)	125,884
Net increase (decrease)	(662,054)	118,801
Net assets, beginning	1,415,023	1,296,222
Net assets, ending	$752,969	$1,415,023

Units sold	285,129	939,459
Units redeemed	(806,815)	(839,022)
Net increase (decrease)	(521,686)	100,437
Units outstanding, beginning	1,061,004	960,567
Units outstanding, ending	539,318	1,061,004

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$48,432,950
Cost of units redeemed/account charges	(48,221,121)
Net investment income (loss)	483,208
Net realized gain (loss)	33,950
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	23,982
Net assets	$752,969

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	483	$671	1.25%	4.6%	12/31/2019	$1.45	57	$82	1.00%	4.9%	12/31/2019	$1.51	0	$0	0.75%	5.1%
12/31/2018	1.33	991	1,317	1.25%	-1.1%	12/31/2018	1.38	65	89	1.00%	-0.8%	12/31/2018	1.43	0	0	0.75%	-0.6%
12/31/2017	1.34	866	1,163	1.25%	-0.3%	12/31/2017	1.39	90	125	1.00%	-0.1%	12/31/2017	1.44	0	0	0.75%	0.2%
12/31/2016	1.35	1,245	1,678	1.25%	-0.5%	12/31/2016	1.39	129	179	1.00%	-0.2%	12/31/2016	1.44	0	0	0.75%	0.0%
12/31/2015	1.35	1,848	2,502	1.25%	-0.7%	12/31/2015	1.40	168	234	1.00%	-0.5%	12/31/2015	1.44	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.57	0	$0	0.50%	5.4%	12/31/2019	$1.64	0	$0	0.25%	5.6%	12/31/2019	$1.70	0	$0	0.00%	5.9%
12/31/2018	1.49	0	0	0.50%	-0.3%	12/31/2018	1.55	0	0	0.25%	-0.1%	12/31/2018	1.61	5	9	0.00%	0.2%
12/31/2017	1.50	0	0	0.50%	0.4%	12/31/2017	1.55	0	0	0.25%	0.7%	12/31/2017	1.61	5	8	0.00%	1.0%
12/31/2016	1.49	0	0	0.50%	0.3%	12/31/2016	1.54	0	0	0.25%	0.5%	12/31/2016	1.59	38	60	0.00%	0.8%
12/31/2015	1.48	0	0	0.50%	0.0%	12/31/2015	1.53	0	0	0.25%	0.3%	12/31/2015	1.58	28	45	0.00%	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.1%
2018	2.3%
2017	2.1%
2016	2.0%
2015	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Strategic Allocation: Moderate Fund A Class - 06-415
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,181,828	$15,429,701	2,332,541
Receivables: investments sold	26
Payables: investments purchased	-
Net assets	$14,181,854

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,017,630	3,007,105	$2.67
Band 100	6,162,589	2,219,401	2.78
Band 75	-	-	2.89
Band 50	1,635	543	3.01
Band 25	-	-	3.14
Band 0	-	-	3.29
Total	$14,181,854	5,227,049

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$184,042
Mortality & expense charges	(166,762)
Net investment income (loss)	17,280

Gain (loss) on investments:
Net realized gain (loss)	(139,146)
Realized gain distributions	1,579,664
Net change in unrealized appreciation (depreciation)	1,060,349
Net gain (loss)	2,500,867

Increase (decrease) in net assets from operations	$2,518,147

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$17,280	$(13,126)
Net realized gain (loss)	(139,146)	112,768
Realized gain distributions	1,579,664	1,243,779
Net change in unrealized appreciation (depreciation)	1,060,349	(2,434,680)

Increase (decrease) in net assets from operations	2,518,147	(1,091,259)

Contract owner transactions:
Proceeds from units sold	1,856,174	1,087,786
Cost of units redeemed	(4,009,518)	(6,394,715)
Account charges	(9,473)	(9,665)
Increase (decrease)	(2,162,817)	(5,316,594)
Net increase (decrease)	355,330	(6,407,853)
Net assets, beginning	13,826,524	20,234,377
Net assets, ending	$14,181,854	$13,826,524

Units sold	746,554	518,067
Units redeemed	(1,589,356)	(2,605,334)
Net increase (decrease)	(842,802)	(2,087,267)
Units outstanding, beginning	6,069,851	8,157,118
Units outstanding, ending	5,227,049	6,069,851

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$122,851,098
Cost of units redeemed/account charges	(124,209,066)
Net investment income (loss)	(64,505)
Net realized gain (loss)	1,509,133
Realized gain distributions	15,343,067
Net change in unrealized appreciation (depreciation)	(1,247,873)
Net assets	$14,181,854

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.67	3,007	$8,018	1.25%	18.9%	12/31/2019	$2.78	2,219	$6,163	1.00%	19.2%	12/31/2019	$2.89	0	$0	0.75%	19.5%
12/31/2018	2.24	3,549	7,955	1.25%	-7.8%	12/31/2018	2.33	2,520	5,869	1.00%	-7.5%	12/31/2018	2.42	0	0	0.75%	-7.3%
12/31/2017	2.43	4,165	10,124	1.25%	13.5%	12/31/2017	2.52	3,403	8,572	1.00%	13.7%	12/31/2017	2.61	583	1,522	0.75%	14.0%
12/31/2016	2.14	6,879	14,737	1.25%	4.8%	12/31/2016	2.21	3,765	8,337	1.00%	5.0%	12/31/2016	2.29	583	1,334	0.75%	5.3%
12/31/2015	2.05	10,542	21,559	1.25%	-3.3%	12/31/2015	2.11	3,201	6,751	1.00%	-3.1%	12/31/2015	2.17	607	1,319	0.75%	-2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.01	1	$2	0.50%	19.8%	12/31/2019	$3.14	0	$0	0.25%	20.1%	12/31/2019	$3.29	0	$0	0.00%	20.4%
12/31/2018	2.51	1	2	0.50%	-7.1%	12/31/2018	2.61	0	0	0.25%	-6.8%	12/31/2018	2.73	0	0	0.00%	-6.6%
12/31/2017	2.70	6	16	0.50%	14.3%	12/31/2017	2.80	0	0	0.25%	14.6%	12/31/2017	2.92	0	0	0.00%	14.9%
12/31/2016	2.37	7	16	0.50%	5.5%	12/31/2016	2.45	0	0	0.25%	5.8%	12/31/2016	2.54	0	0	0.00%	6.1%
12/31/2015	2.24	7	15	0.50%	-2.6%	12/31/2015	2.31	0	0	0.25%	-2.4%	12/31/2015	2.40	1,705	4,088	0.00%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	1.0%
2017	1.3%
2016	0.6%
2015	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Growth Fund A Class - 06-445
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,019,026	$1,780,781	57,368
Receivables: investments sold	-
Payables: investments purchased	(3,667)
Net assets	$2,015,359

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,396,805	369,362	$3.78
Band 100	618,554	157,053	3.94
Band 75	-	-	4.10
Band 50	-	-	4.27
Band 25	-	-	4.45
Band 0	-	-	4.64
Total	$2,015,359	526,415

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(27,969)
Net investment income (loss)	(27,969)

Gain (loss) on investments:
Net realized gain (loss)	107,450
Realized gain distributions	110,270
Net change in unrealized appreciation (depreciation)	475,576
Net gain (loss)	693,296

Increase (decrease) in net assets from operations	$665,327

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(27,969)	$(29,083)
Net realized gain (loss)	107,450	195,707
Realized gain distributions	110,270	255,960
Net change in unrealized appreciation (depreciation)	475,576	(456,908)

Increase (decrease) in net assets from operations	665,327	(34,324)

Contract owner transactions:
Proceeds from units sold	262,106	280,911
Cost of units redeemed	(996,323)	(849,198)
Account charges	(251)	(189)
Increase (decrease)	(734,468)	(568,476)
Net increase (decrease)	(69,141)	(602,800)
Net assets, beginning	2,084,500	2,687,300
Net assets, ending	$2,015,359	$2,084,500

Units sold	90,951	221,004
Units redeemed	(293,201)	(398,512)
Net increase (decrease)	(202,250)	(177,508)
Units outstanding, beginning	728,665	906,173
Units outstanding, ending	526,415	728,665

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$11,570,752
Cost of units redeemed/account charges	(12,990,347)
Net investment income (loss)	(297,870)
Net realized gain (loss)	1,125,860
Realized gain distributions	2,368,719
Net change in unrealized appreciation (depreciation)	238,245
Net assets	$2,015,359

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.78	369	$1,397	1.25%	33.4%	12/31/2019	$3.94	157	$619	1.00%	33.8%	12/31/2019	$4.10	0	$0	0.75%	34.1%
12/31/2018	2.83	554	1,571	1.25%	-3.1%	12/31/2018	2.94	174	514	1.00%	-2.9%	12/31/2018	3.06	0	0	0.75%	-2.6%
12/31/2017	2.93	568	1,662	1.25%	28.2%	12/31/2017	3.03	338	1,026	1.00%	28.5%	12/31/2017	3.14	0	0	0.75%	28.8%
12/31/2016	2.28	835	1,905	1.25%	2.6%	12/31/2016	2.36	380	897	1.00%	2.8%	12/31/2016	2.44	0	0	0.75%	3.1%
12/31/2015	2.23	1,120	2,492	1.25%	3.0%	12/31/2015	2.29	348	799	1.00%	3.3%	12/31/2015	2.37	0	0	0.75%	3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.27	0	$0	0.50%	34.4%	12/31/2019	$4.45	0	$0	0.25%	34.8%	12/31/2019	$4.64	0	$0	0.00%	35.1%
12/31/2018	3.18	0	0	0.50%	-2.4%	12/31/2018	3.30	0	0	0.25%	-2.2%	12/31/2018	3.43	0	0	0.00%	-1.9%
12/31/2017	3.26	0	0	0.50%	29.2%	12/31/2017	3.37	0	0	0.25%	29.5%	12/31/2017	3.50	0	0	0.00%	29.8%
12/31/2016	2.52	0	0	0.50%	3.3%	12/31/2016	2.61	0	0	0.25%	3.6%	12/31/2016	2.69	0	0	0.00%	3.8%
12/31/2015	2.44	0	0	0.50%	3.8%	12/31/2015	2.52	0	0	0.25%	4.1%	12/31/2015	2.59	34	87	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.3%
2015	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Ultra Fund A Class - 06-430
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,071,976	$826,532	21,671
Receivables: investments sold	-
Payables: investments purchased	(121)
Net assets	$1,071,855

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$738,240	184,421	$4.00
Band 100	333,615	80,023	4.17
Band 75	-	-	4.34
Band 50	-	-	4.52
Band 25	-	-	4.71
Band 0	-	-	4.93
Total	$1,071,855	264,444

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(12,268)
Net investment income (loss)	(12,268)

Gain (loss) on investments:
Net realized gain (loss)	98,332
Realized gain distributions	48,286
Net change in unrealized appreciation (depreciation)	162,411
Net gain (loss)	309,029

Increase (decrease) in net assets from operations	$296,761

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12,268)	$(12,142)
Net realized gain (loss)	98,332	81,507
Realized gain distributions	48,286	77,431
Net change in unrealized appreciation (depreciation)	162,411	(151,067)

Increase (decrease) in net assets from operations	296,761	(4,271)

Contract owner transactions:
Proceeds from units sold	224,528	206,572
Cost of units redeemed	(419,871)	(233,762)
Account charges	(205)	(201)
Increase (decrease)	(195,548)	(27,391)
Net increase (decrease)	101,213	(31,662)
Net assets, beginning	970,642	1,002,304
Net assets, ending	$1,071,855	$970,642

Units sold	64,447	60,979
Units redeemed	(117,806)	(68,205)
Net increase (decrease)	(53,359)	(7,226)
Units outstanding, beginning	317,803	325,029
Units outstanding, ending	264,444	317,803

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,474,328
Cost of units redeemed/account charges	(2,342,097)
Net investment income (loss)	(109,896)
Net realized gain (loss)	307,552
Realized gain distributions	496,524
Net change in unrealized appreciation (depreciation)	245,444
Net assets	$1,071,855

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.00	184	$738	1.25%	32.6%	12/31/2019	$4.17	80	$334	1.00%	32.9%	12/31/2019	$4.34	0	$0	0.75%	33.3%
12/31/2018	3.02	222	671	1.25%	-0.9%	12/31/2018	3.14	96	300	1.00%	-0.6%	12/31/2018	3.26	0	0	0.75%	-0.4%
12/31/2017	3.04	211	642	1.25%	30.0%	12/31/2017	3.16	114	361	1.00%	30.3%	12/31/2017	3.27	0	0	0.75%	30.6%
12/31/2016	2.34	197	463	1.25%	2.8%	12/31/2016	2.42	122	295	1.00%	3.1%	12/31/2016	2.50	0	0	0.75%	3.4%
12/31/2015	2.28	254	579	1.25%	4.6%	12/31/2015	2.35	138	324	1.00%	4.8%	12/31/2015	2.42	0	0	0.75%	5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.52	0	$0	0.50%	33.6%	12/31/2019	$4.71	0	$0	0.25%	33.9%	12/31/2019	$4.93	0	$0	0.00%	34.3%
12/31/2018	3.38	0	0	0.50%	-0.1%	12/31/2018	3.52	0	0	0.25%	0.1%	12/31/2018	3.67	0	0	0.00%	0.4%
12/31/2017	3.39	0	0	0.50%	30.9%	12/31/2017	3.51	0	0	0.25%	31.3%	12/31/2017	3.66	0	0	0.00%	31.6%
12/31/2016	2.59	0	0	0.50%	3.6%	12/31/2016	2.68	0	0	0.25%	3.9%	12/31/2016	2.78	0	0	0.00%	4.1%
12/31/2015	2.50	0	0	0.50%	5.4%	12/31/2015	2.58	0	0	0.25%	5.6%	12/31/2015	2.67	0	0	0.00%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Heritage Fund A Class - 06-290
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,755,353	$5,002,600	257,713
Receivables: investments sold	-
Payables: investments purchased	(548)
Net assets	$4,754,805

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,028,049	566,973	$5.34
Band 100	523,508	94,118	5.56
Band 75	-	-	5.79
Band 50	927,930	153,807	6.03
Band 25	-	-	6.28
Band 0	275,318	41,735	6.60
Total	$4,754,805	856,633

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(49,430)
Net investment income (loss)	(49,430)

Gain (loss) on investments:
Net realized gain (loss)	(170,444)
Realized gain distributions	536,532
Net change in unrealized appreciation (depreciation)	1,061,802
Net gain (loss)	1,427,890

Increase (decrease) in net assets from operations	$1,378,460

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(49,430)	$(65,072)
Net realized gain (loss)	(170,444)	77,191
Realized gain distributions	536,532	979,738
Net change in unrealized appreciation (depreciation)	1,061,802	(1,188,371)

Increase (decrease) in net assets from operations	1,378,460	(196,514)

Contract owner transactions:
Proceeds from units sold	303,967	636,323
Cost of units redeemed	(1,348,933)	(2,846,720)
Account charges	(1,458)	(1,963)
Increase (decrease)	(1,046,424)	(2,212,360)
Net increase (decrease)	332,036	(2,408,874)
Net assets, beginning	4,422,769	6,831,643
Net assets, ending	$4,754,805	$4,422,769

Units sold	61,100	149,186
Units redeemed	(275,747)	(636,668)
Net increase (decrease)	(214,647)	(487,482)
Units outstanding, beginning	1,071,280	1,558,762
Units outstanding, ending	856,633	1,071,280

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$45,366,212
Cost of units redeemed/account charges	(53,765,318)
Net investment income (loss)	(1,522,791)
Net realized gain (loss)	4,921,717
Realized gain distributions	10,002,232
Net change in unrealized appreciation (depreciation)	(247,247)
Net assets	$4,754,805

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$5.34	567	$3,028	1.25%	33.5%	12/31/2019	$5.56	94	$524	1.00%	33.8%	12/31/2019	$5.79	0	$0	0.75%	34.1%
12/31/2018	4.00	745	2,981	1.25%	-6.6%	12/31/2018	4.16	118	490	1.00%	-6.4%	12/31/2018	4.32	0	0	0.75%	-6.1%
12/31/2017	4.29	1,189	5,095	1.25%	20.0%	12/31/2017	4.44	133	590	1.00%	20.3%	12/31/2017	4.60	0	0	0.75%	20.6%
12/31/2016	3.57	1,955	6,980	1.25%	1.7%	12/31/2016	3.69	161	596	1.00%	2.0%	12/31/2016	3.82	0	0	0.75%	2.2%
12/31/2015	3.51	2,816	9,884	1.25%	0.4%	12/31/2015	3.62	204	738	1.00%	0.6%	12/31/2015	3.73	0	0	0.75%	0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$6.03	154	$928	0.50%	34.5%	12/31/2019	$6.28	0	$0	0.25%	34.8%	12/31/2019	$6.60	42	$275	0.00%	35.1%
12/31/2018	4.49	168	752	0.50%	-5.9%	12/31/2018	4.66	0	0	0.25%	-5.7%	12/31/2018	4.88	41	200	0.00%	-5.4%
12/31/2017	4.77	195	932	0.50%	20.9%	12/31/2017	4.94	0	0	0.25%	21.2%	12/31/2017	5.16	42	214	0.00%	21.5%
12/31/2016	3.94	237	934	0.50%	2.5%	12/31/2016	4.08	0	0	0.25%	2.8%	12/31/2016	4.25	39	166	0.00%	3.0%
12/31/2015	3.85	202	778	0.50%	1.1%	12/31/2015	3.97	0	0	0.25%	1.4%	12/31/2015	4.12	93	383	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Ultra Fund Investor Class - 06-450
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,986,780	$2,032,642	57,282
Receivables: investments sold	1,070
Payables: investments purchased	-
Net assets	$2,987,850

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,987,850	409,513	$7.30
Band 100	-	-	7.60
Band 75	-	-	7.91
Band 50	-	-	8.24
Band 25	-	-	8.58
Band 0	-	-	10.06
Total	$2,987,850	409,513

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(33,558)
Net investment income (loss)	(33,558)

Gain (loss) on investments:
Net realized gain (loss)	117,404
Realized gain distributions	122,330
Net change in unrealized appreciation (depreciation)	553,934
Net gain (loss)	793,668

Increase (decrease) in net assets from operations	$760,110

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(33,558)	$(33,861)
Net realized gain (loss)	117,404	135,521
Realized gain distributions	122,330	182,004
Net change in unrealized appreciation (depreciation)	553,934	(289,825)

Increase (decrease) in net assets from operations	760,110	(6,161)

Contract owner transactions:
Proceeds from units sold	216,052	207,599
Cost of units redeemed	(372,470)	(428,943)
Account charges	(4,691)	(4,218)
Increase (decrease)	(161,109)	(225,562)
Net increase (decrease)	599,001	(231,723)
Net assets, beginning	2,388,849	2,620,572
Net assets, ending	$2,987,850	$2,388,849

Units sold	32,682	34,479
Units redeemed	(58,399)	(73,848)
Net increase (decrease)	(25,717)	(39,369)
Units outstanding, beginning	435,230	474,599
Units outstanding, ending	409,513	435,230

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,539,626
Cost of units redeemed/account charges	(4,876,536)
Net investment income (loss)	(217,493)
Net realized gain (loss)	629,910
Realized gain distributions	958,205
Net change in unrealized appreciation (depreciation)	954,138
Net assets	$2,987,850

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$7.30	410	$2,988	1.25%	32.9%	12/31/2019	$7.60	0	$0	1.00%	33.3%	12/31/2019	$7.91	0	$0	0.75%	33.6%
12/31/2018	5.49	435	2,389	1.25%	-0.6%	12/31/2018	5.70	0	0	1.00%	-0.3%	12/31/2018	5.92	0	0	0.75%	-0.1%
12/31/2017	5.52	475	2,621	1.25%	30.3%	12/31/2017	5.72	0	0	1.00%	30.6%	12/31/2017	5.93	0	0	0.75%	30.9%
12/31/2016	4.24	518	2,195	1.25%	3.1%	12/31/2016	4.38	0	0	1.00%	3.3%	12/31/2016	4.53	0	0	0.75%	3.6%
12/31/2015	4.11	535	2,200	1.25%	4.8%	12/31/2015	4.24	0	0	1.00%	5.1%	12/31/2015	4.37	0	0	0.75%	5.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$8.24	0	$0	0.50%	33.9%	12/31/2019	$8.58	0	$0	0.25%	34.3%	12/31/2019	$10.06	0	$0	0.00%	34.6%
12/31/2018	6.15	0	0	0.50%	0.2%	12/31/2018	6.39	0	0	0.25%	0.4%	12/31/2018	7.47	0	0	0.00%	0.7%
12/31/2017	6.14	0	0	0.50%	31.2%	12/31/2017	6.37	0	0	0.25%	31.6%	12/31/2017	7.42	0	0	0.00%	31.9%
12/31/2016	4.68	0	0	0.50%	3.9%	12/31/2016	4.84	0	0	0.25%	4.1%	12/31/2016	5.63	0	0	0.00%	4.4%
12/31/2015	4.51	0	0	0.50%	5.6%	12/31/2015	4.65	0	0	0.25%	5.9%	12/31/2015	5.39	0	0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.2%
2016	0.3%
2015	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Heritage Fund Investor Class - 06-046
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,245,042	$3,302,530	156,480
Receivables: investments sold	-
Payables: investments purchased	(1,203)
Net assets	$3,243,839

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,243,839	1,915,476	$1.69
Band 100	-	-	1.72
Band 75	-	-	1.75
Band 50	-	-	1.77
Band 25	-	-	1.80
Band 0	-	-	1.83
Total	$3,243,839	1,915,476

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(42,292)
Net investment income (loss)	(42,292)

Gain (loss) on investments:
Net realized gain (loss)	(97,619)
Realized gain distributions	330,753
Net change in unrealized appreciation (depreciation)	804,554
Net gain (loss)	1,037,688

Increase (decrease) in net assets from operations	$995,396

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(42,292)	$(48,805)
Net realized gain (loss)	(97,619)	2,378
Realized gain distributions	330,753	647,308
Net change in unrealized appreciation (depreciation)	804,554	(818,726)

Increase (decrease) in net assets from operations	995,396	(217,845)

Contract owner transactions:
Proceeds from units sold	332,057	232,151
Cost of units redeemed	(1,269,332)	(690,780)
Account charges	(1,346)	(1,440)
Increase (decrease)	(938,621)	(460,069)
Net increase (decrease)	56,775	(677,914)
Net assets, beginning	3,187,064	3,864,978
Net assets, ending	$3,243,839	$3,187,064

Units sold	216,007	166,591
Units redeemed	(819,226)	(508,258)
Net increase (decrease)	(603,219)	(341,667)
Units outstanding, beginning	2,518,695	2,860,362
Units outstanding, ending	1,915,476	2,518,695

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,991,559
Cost of units redeemed/account charges	(5,522,063)
Net investment income (loss)	(259,832)
Net realized gain (loss)	(261,858)
Realized gain distributions	2,353,521
Net change in unrealized appreciation (depreciation)	(57,488)
Net assets	$3,243,839

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.69	1,915	$3,244	1.25%	33.8%	12/31/2019	$1.72	0	$0	1.00%	34.2%	12/31/2019	$1.75	0	$0	0.75%	34.5%
12/31/2018	1.27	2,519	3,187	1.25%	-6.4%	12/31/2018	1.28	0	0	1.00%	-6.1%	12/31/2018	1.30	0	0	0.75%	-5.9%
12/31/2017	1.35	2,860	3,865	1.25%	20.3%	12/31/2017	1.37	0	0	1.00%	20.6%	12/31/2017	1.38	0	0	0.75%	20.9%
12/31/2016	1.12	3,263	3,664	1.25%	1.9%	12/31/2016	1.13	0	0	1.00%	2.2%	12/31/2016	1.14	0	0	0.75%	2.4%
12/31/2015	1.10	3,196	3,521	1.25%	0.6%	12/31/2015	1.11	0	0	1.00%	0.9%	12/31/2015	1.11	0	0	0.75%	1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.77	0	$0	0.50%	34.8%	12/31/2019	$1.80	0	$0	0.25%	35.2%	12/31/2019	$1.83	0	$0	0.00%	35.5%
12/31/2018	1.31	0	0	0.50%	-5.6%	12/31/2018	1.33	0	0	0.25%	-5.4%	12/31/2018	1.35	0	0	0.00%	-5.2%
12/31/2017	1.39	0	0	0.50%	21.2%	12/31/2017	1.41	0	0	0.25%	21.5%	12/31/2017	1.42	0	0	0.00%	21.8%
12/31/2016	1.15	0	0	0.50%	2.7%	12/31/2016	1.16	0	0	0.25%	3.0%	12/31/2016	1.17	0	0	0.00%	3.2%
12/31/2015	1.12	0	0	0.50%	1.4%	12/31/2015	1.13	0	0	0.25%	1.7%	12/31/2015	1.13	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Value Investor Class - 06-696
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,957	$29,647	3,353
Receivables: investments sold	-
Payables: investments purchased	(586)
Net assets	$28,371

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,371	13,221	$2.15
Band 100	-	-	2.19
Band 75	-	-	2.23
Band 50	-	-	2.27
Band 25	-	-	2.32
Band 0	-	-	2.36
Total	$28,371	13,221

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$370
Mortality & expense charges	(238)
Net investment income (loss)	132

Gain (loss) on investments:
Net realized gain (loss)	(153)
Realized gain distributions	1,925
Net change in unrealized appreciation (depreciation)	2,471
Net gain (loss)	4,243

Increase (decrease) in net assets from operations	$4,375

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$132	$(6,231)
Net realized gain (loss)	(153)	207,537
Realized gain distributions	1,925	1,149
Net change in unrealized appreciation (depreciation)	2,471	(100,647)

Increase (decrease) in net assets from operations	4,375	101,808

Contract owner transactions:
Proceeds from units sold	12,964	269,731
Cost of units redeemed	(2,602)	(2,449,687)
Account charges	(14)	(65)
Increase (decrease)	10,348	(2,180,021)
Net increase (decrease)	14,723	(2,078,213)
Net assets, beginning	13,648	2,091,861
Net assets, ending	$28,371	$13,648

Units sold	6,534	137,317
Units redeemed	(1,282)	(1,222,730)
Net increase (decrease)	5,252	(1,085,413)
Units outstanding, beginning	7,969	1,093,382
Units outstanding, ending	13,221	7,969

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,386,098
Cost of units redeemed/account charges	(3,995,082)
Net investment income (loss)	17,621
Net realized gain (loss)	272,009
Realized gain distributions	348,415
Net change in unrealized appreciation (depreciation)	(690)
Net assets	$28,371

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.15	13	$28	1.25%	25.3%	12/31/2019	$2.19	0	$0	1.00%	25.6%	12/31/2019	$2.23	0	$0	0.75%	25.9%
12/31/2018	1.71	8	14	1.25%	-10.5%	12/31/2018	1.74	0	0	1.00%	-10.3%	12/31/2018	1.77	0	0	0.75%	-10.0%
12/31/2017	1.91	1,093	2,092	1.25%	7.1%	12/31/2017	1.94	0	0	1.00%	7.4%	12/31/2017	1.97	0	0	0.75%	7.7%
12/31/2016	1.79	1,216	2,171	1.25%	18.7%	12/31/2016	1.81	0	0	1.00%	19.0%	12/31/2016	1.83	0	0	0.75%	19.3%
12/31/2015	1.50	1,065	1,602	1.25%	-5.5%	12/31/2015	1.52	0	0	1.00%	-5.3%	12/31/2015	1.53	0	0	0.75%	-5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.27	0	$0	0.50%	26.2%	12/31/2019	$2.32	0	$0	0.25%	26.6%	12/31/2019	$2.36	0	$0	0.00%	26.9%
12/31/2018	1.80	0	0	0.50%	-9.8%	12/31/2018	1.83	0	0	0.25%	-9.6%	12/31/2018	1.86	0	0	0.00%	-9.4%
12/31/2017	2.00	0	0	0.50%	7.9%	12/31/2017	2.02	0	0	0.25%	8.2%	12/31/2017	2.05	0	0	0.00%	8.5%
12/31/2016	1.85	0	0	0.50%	19.6%	12/31/2016	1.87	0	0	0.25%	19.9%	12/31/2016	1.89	0	0	0.00%	20.2%
12/31/2015	1.55	0	0	0.50%	-4.8%	12/31/2015	1.56	0	0	0.25%	-4.6%	12/31/2015	1.57	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.8%
2018	1.0%
2017	1.4%
2016	1.6%
2015	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Income & Growth Investor Class - 06-460
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,256,365	$6,633,257	186,498
Receivables: investments sold	-
Payables: investments purchased	(5,311)
Net assets	$7,251,054

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,251,054	2,824,435	$2.57
Band 100	-	-	2.67
Band 75	-	-	2.78
Band 50	-	-	2.90
Band 25	-	-	3.02
Band 0	-	-	3.33
Total	$7,251,054	2,824,435

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$141,169
Mortality & expense charges	(84,659)
Net investment income (loss)	56,510

Gain (loss) on investments:
Net realized gain (loss)	4,685
Realized gain distributions	137,262
Net change in unrealized appreciation (depreciation)	1,137,501
Net gain (loss)	1,279,448

Increase (decrease) in net assets from operations	$1,335,958

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$56,510	$37,004
Net realized gain (loss)	4,685	213,582
Realized gain distributions	137,262	350,559
Net change in unrealized appreciation (depreciation)	1,137,501	(975,368)

Increase (decrease) in net assets from operations	1,335,958	(374,223)

Contract owner transactions:
Proceeds from units sold	963,277	2,948,753
Cost of units redeemed	(822,426)	(2,232,545)
Account charges	(2,747)	(3,439)
Increase (decrease)	138,104	712,769
Net increase (decrease)	1,474,062	338,546
Net assets, beginning	5,776,992	5,438,446
Net assets, ending	$7,251,054	$5,776,992

Units sold	421,124	1,340,873
Units redeemed	(351,907)	(971,401)
Net increase (decrease)	69,217	369,472
Units outstanding, beginning	2,755,218	2,385,746
Units outstanding, ending	2,824,435	2,755,218

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$12,274,307
Cost of units redeemed/account charges	(7,247,442)
Net investment income (loss)	226,497
Net realized gain (loss)	284,251
Realized gain distributions	1,090,333
Net change in unrealized appreciation (depreciation)	623,108
Net assets	$7,251,054

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.57	2,824	$7,251	1.25%	22.4%	12/31/2019	$2.67	0	$0	1.00%	22.7%	12/31/2019	$2.78	0	$0	0.75%	23.1%
12/31/2018	2.10	2,755	5,777	1.25%	-8.0%	12/31/2018	2.18	0	0	1.00%	-7.8%	12/31/2018	2.26	0	0	0.75%	-7.6%
12/31/2017	2.28	2,386	5,438	1.25%	19.1%	12/31/2017	2.36	0	0	1.00%	19.4%	12/31/2017	2.45	0	0	0.75%	19.7%
12/31/2016	1.91	2,908	5,564	1.25%	12.2%	12/31/2016	1.98	0	0	1.00%	12.4%	12/31/2016	2.04	0	0	0.75%	12.7%
12/31/2015	1.71	804	1,371	1.25%	-6.8%	12/31/2015	1.76	0	0	1.00%	-6.6%	12/31/2015	1.81	0	0	0.75%	-6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.90	0	$0	0.50%	23.4%	12/31/2019	$3.02	0	$0	0.25%	23.7%	12/31/2019	$3.33	0	$0	0.00%	24.0%
12/31/2018	2.35	0	0	0.50%	-7.3%	12/31/2018	2.44	0	0	0.25%	-7.1%	12/31/2018	2.69	0	0	0.00%	-6.9%
12/31/2017	2.54	0	0	0.50%	20.0%	12/31/2017	2.63	0	0	0.25%	20.3%	12/31/2017	2.88	0	0	0.00%	20.6%
12/31/2016	2.11	0	0	0.50%	13.0%	12/31/2016	2.18	0	0	0.25%	13.3%	12/31/2016	2.39	0	0	0.00%	13.6%
12/31/2015	1.87	0	0	0.50%	-6.1%	12/31/2015	1.93	0	0	0.25%	-5.9%	12/31/2015	2.11	0	0	0.00%	-5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	1.9%
2017	2.3%
2016	2.4%
2015	3.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Value A Class - 06-698
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,561	$33,541	3,973
Receivables: investments sold	17
Payables: investments purchased	-
Net assets	$33,578

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,578	15,939	$2.11
Band 100	-	-	2.15
Band 75	-	-	2.19
Band 50	-	-	2.23
Band 25	-	-	2.27
Band 0	-	-	2.32
Total	$33,578	15,939

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$485
Mortality & expense charges	(398)
Net investment income (loss)	87

Gain (loss) on investments:
Net realized gain (loss)	(226)
Realized gain distributions	2,160
Net change in unrealized appreciation (depreciation)	5,102
Net gain (loss)	7,036

Increase (decrease) in net assets from operations	$7,123

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$87	$(118)
Net realized gain (loss)	(226)	1,023
Realized gain distributions	2,160	2,647
Net change in unrealized appreciation (depreciation)	5,102	(7,512)

Increase (decrease) in net assets from operations	7,123	(3,960)

Contract owner transactions:
Proceeds from units sold	1,839	4,163
Cost of units redeemed	(5,373)	(30,917)
Account charges	(2)	(2)
Increase (decrease)	(3,536)	(26,756)
Net increase (decrease)	3,587	(30,716)
Net assets, beginning	29,991	60,707
Net assets, ending	$33,578	$29,991

Units sold	958	2,211
Units redeemed	(2,794)	(16,567)
Net increase (decrease)	(1,836)	(14,356)
Units outstanding, beginning	17,775	32,131
Units outstanding, ending	15,939	17,775

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$80,089
Cost of units redeemed/account charges	(61,562)
Net investment income (loss)	214
Net realized gain (loss)	1,724
Realized gain distributions	13,093
Net change in unrealized appreciation (depreciation)	20
Net assets	$33,578

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.11	16	$34	1.25%	24.9%	12/31/2019	$2.15	0	$0	1.00%	25.2%	12/31/2019	$2.19	0	$0	0.75%	25.5%
12/31/2018	1.69	18	30	1.25%	-10.7%	12/31/2018	1.72	0	0	1.00%	-10.5%	12/31/2018	1.74	0	0	0.75%	-10.2%
12/31/2017	1.89	32	61	1.25%	6.9%	12/31/2017	1.92	0	0	1.00%	7.1%	12/31/2017	1.94	0	0	0.75%	7.4%
12/31/2016	1.77	30	53	1.25%	18.4%	12/31/2016	1.79	0	0	1.00%	18.7%	12/31/2016	1.81	0	0	0.75%	19.0%
12/31/2015	1.49	16	24	1.25%	-5.8%	12/31/2015	1.51	0	0	1.00%	-5.5%	12/31/2015	1.52	0	0	0.75%	-5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.23	0	$0	0.50%	25.8%	12/31/2019	$2.27	0	$0	0.25%	26.1%	12/31/2019	$2.32	0	$0	0.00%	26.4%
12/31/2018	1.77	0	0	0.50%	-10.0%	12/31/2018	1.80	0	0	0.25%	-9.8%	12/31/2018	1.83	0	0	0.00%	-9.6%
12/31/2017	1.97	0	0	0.50%	7.7%	12/31/2017	2.00	0	0	0.25%	7.9%	12/31/2017	2.03	0	0	0.00%	8.2%
12/31/2016	1.83	0	0	0.50%	19.3%	12/31/2016	1.85	0	0	0.25%	19.6%	12/31/2016	1.87	0	0	0.00%	19.9%
12/31/2015	1.53	0	0	0.50%	-5.0%	12/31/2015	1.55	0	0	0.25%	-4.8%	12/31/2015	1.56	0	0	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	1.0%
2017	1.2%
2016	1.2%
2015	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Inflation-Adjusted Bond Fund A Class - 06-185
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,309,041	$2,319,611	201,096
Receivables: investments sold	19,656
Payables: investments purchased	-
Net assets	$2,328,697

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,224,872	1,596,770	$1.39
Band 100	103,825	71,658	1.45
Band 75	-	-	1.51
Band 50	-	-	1.57
Band 25	-	-	1.63
Band 0	-	-	1.69
Total	$2,328,697	1,668,428

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$51,979
Mortality & expense charges	(30,213)
Net investment income (loss)	21,766

Gain (loss) on investments:
Net realized gain (loss)	(11,826)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	138,834
Net gain (loss)	127,008

Increase (decrease) in net assets from operations	$148,774

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$21,766	$37,090
Net realized gain (loss)	(11,826)	(55,980)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	138,834	(89,365)

Increase (decrease) in net assets from operations	148,774	(108,255)

Contract owner transactions:
Proceeds from units sold	526,712	504,919
Cost of units redeemed	(664,590)	(1,664,483)
Account charges	(1,916)	(1,735)
Increase (decrease)	(139,794)	(1,161,299)
Net increase (decrease)	8,980	(1,269,554)
Net assets, beginning	2,319,717	3,589,271
Net assets, ending	$2,328,697	$2,319,717

Units sold	396,221	378,664
Units redeemed	(491,590)	(1,239,137)
Net increase (decrease)	(95,369)	(860,473)
Units outstanding, beginning	1,763,797	2,624,270
Units outstanding, ending	1,668,428	1,763,797

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$48,479,776
Cost of units redeemed/account charges	(47,828,313)
Net investment income (loss)	937,791
Net realized gain (loss)	72,117
Realized gain distributions	677,896
Net change in unrealized appreciation (depreciation)	(10,570)
Net assets	$2,328,697

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	1,597	$2,225	1.25%	6.2%	12/31/2019	$1.45	72	$104	1.00%	6.4%	12/31/2019	$1.51	0	$0	0.75%	6.7%
12/31/2018	1.31	1,664	2,184	1.25%	-3.9%	12/31/2018	1.36	100	136	1.00%	-3.7%	12/31/2018	1.41	0	0	0.75%	-3.4%
12/31/2017	1.37	2,505	3,421	1.25%	1.6%	12/31/2017	1.41	119	168	1.00%	1.8%	12/31/2017	1.46	0	0	0.75%	2.1%
12/31/2016	1.34	3,527	4,742	1.25%	3.1%	12/31/2016	1.39	192	266	1.00%	3.3%	12/31/2016	1.43	0	0	0.75%	3.6%
12/31/2015	1.30	3,764	4,909	1.25%	-3.5%	12/31/2015	1.34	269	362	1.00%	-3.3%	12/31/2015	1.38	0	0	0.75%	-3.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.57	0	$0	0.50%	7.0%	12/31/2019	$1.63	0	$0	0.25%	7.2%	12/31/2019	$1.69	0	$0	0.00%	7.5%
12/31/2018	1.46	0	0	0.50%	-3.2%	12/31/2018	1.52	0	0	0.25%	-2.9%	12/31/2018	1.58	0	0	0.00%	-2.7%
12/31/2017	1.51	0	0	0.50%	2.3%	12/31/2017	1.56	0	0	0.25%	2.6%	12/31/2017	1.62	0	0	0.00%	2.8%
12/31/2016	1.48	0	0	0.50%	3.9%	12/31/2016	1.53	0	0	0.25%	4.1%	12/31/2016	1.57	0	0	0.00%	4.4%
12/31/2015	1.42	0	0	0.50%	-2.8%	12/31/2015	1.47	0	0	0.25%	-2.6%	12/31/2015	1.51	416	627	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	2.4%
2017	1.6%
2016	1.6%
2015	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century VP Capital Appreciation Fund I Class - 06-410
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,072,062	$7,158,966	505,585
Receivables: investments sold	-
Payables: investments purchased	(2,917)
Net assets	$8,069,145

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,069,145	1,377,389	$5.86
Band 100	-	-	6.10
Band 75	-	-	6.35
Band 50	-	-	6.62
Band 25	-	-	6.89
Band 0	-	-	7.18
Total	$8,069,145	1,377,389

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(107,837)
Net investment income (loss)	(107,837)

Gain (loss) on investments:
Net realized gain (loss)	235,554
Realized gain distributions	1,492,028
Net change in unrealized appreciation (depreciation)	905,417
Net gain (loss)	2,632,999

Increase (decrease) in net assets from operations	$2,525,162

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(107,837)	$(141,380)
Net realized gain (loss)	235,554	606,286
Realized gain distributions	1,492,028	68,269
Net change in unrealized appreciation (depreciation)	905,417	(878,214)

Increase (decrease) in net assets from operations	2,525,162	(345,039)

Contract owner transactions:
Proceeds from units sold	708,757	1,040,285
Cost of units redeemed	(3,559,139)	(5,166,073)
Account charges	(3,282)	(4,973)
Increase (decrease)	(2,853,664)	(4,130,761)
Net increase (decrease)	(328,502)	(4,475,800)
Net assets, beginning	8,397,647	12,873,447
Net assets, ending	$8,069,145	$8,397,647

Units sold	137,907	214,469
Units redeemed	(679,645)	(1,049,602)
Net increase (decrease)	(541,738)	(835,133)
Units outstanding, beginning	1,919,127	2,754,260
Units outstanding, ending	1,377,389	1,919,127

* Date of Fund Inception into Variable Account: 5 /1 /1994
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$70,032,390
Cost of units redeemed/account charges	(77,466,269)
Net investment income (loss)	(2,382,483)
Net realized gain (loss)	2,817,247
Realized gain distributions	14,155,164
Net change in unrealized appreciation (depreciation)	913,096
Net assets	$8,069,145

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$5.86	1,377	$8,069	1.25%	33.9%	12/31/2019	$6.10	0	$0	1.00%	34.2%	12/31/2019	$6.35	0	$0	0.75%	34.6%
12/31/2018	4.38	1,919	8,398	1.25%	-6.4%	12/31/2018	4.55	0	0	1.00%	-6.1%	12/31/2018	4.72	0	0	0.75%	-5.9%
12/31/2017	4.67	2,754	12,873	1.25%	20.3%	12/31/2017	4.84	0	0	1.00%	20.6%	12/31/2017	5.02	0	0	0.75%	20.9%
12/31/2016	3.89	3,112	12,092	1.25%	2.0%	12/31/2016	4.02	0	0	1.00%	2.2%	12/31/2016	4.15	0	0	0.75%	2.5%
12/31/2015	3.81	3,957	15,083	1.25%	0.7%	12/31/2015	3.93	0	0	1.00%	0.9%	12/31/2015	4.05	0	0	0.75%	1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$6.62	0	$0	0.50%	34.9%	12/31/2019	$6.89	0	$0	0.25%	35.2%	12/31/2019	$7.18	0	$0	0.00%	35.6%
12/31/2018	4.91	0	0	0.50%	-5.7%	12/31/2018	5.10	0	0	0.25%	-5.4%	12/31/2018	5.29	0	0	0.00%	-5.2%
12/31/2017	5.20	0	0	0.50%	21.2%	12/31/2017	5.39	0	0	0.25%	21.5%	12/31/2017	5.59	0	0	0.00%	21.8%
12/31/2016	4.29	0	0	0.50%	2.7%	12/31/2016	4.44	0	0	0.25%	3.0%	12/31/2016	4.59	0	0	0.00%	3.2%
12/31/2015	4.18	0	0	0.50%	1.4%	12/31/2015	4.31	0	0	0.25%	1.7%	12/31/2015	4.44	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century International Bond Investor Class - 06-422
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$197	$194	15
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$197

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$197	208	$0.95
Band 100	-	-	0.97
Band 75	-	-	1.00
Band 50	-	-	1.03
Band 25	-	-	1.06
Band 0	-	-	1.09
Total	$197	208

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(6)
Net investment income (loss)	(6)

Gain (loss) on investments:
Net realized gain (loss)	(3)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	32
Net gain (loss)	29

Increase (decrease) in net assets from operations	$23

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6)	$1
Net realized gain (loss)	(3)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	32	(32)

Increase (decrease) in net assets from operations	23	(31)

Contract owner transactions:
Proceeds from units sold	58	97
Cost of units redeemed	(490)	-
Account charges	-	-
Increase (decrease)	(432)	97
Net increase (decrease)	(409)	66
Net assets, beginning	606	540
Net assets, ending	$197	$606

Units sold	64	103
Units redeemed	(520)	-
Net increase (decrease)	(456)	103
Units outstanding, beginning	664	561
Units outstanding, ending	208	664

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$160,110
Cost of units redeemed/account charges	(156,144)
Net investment income (loss)	(1,855)
Net realized gain (loss)	(1,925)
Realized gain distributions	8
Net change in unrealized appreciation (depreciation)	3
Net assets	$197

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.95	0	$0	1.25%	3.9%	12/31/2019	$0.97	0	$0	1.00%	4.2%	12/31/2019	$1.00	0	$0	0.75%	4.4%
12/31/2018	0.91	1	1	1.25%	-5.2%	12/31/2018	0.94	0	0	1.00%	-4.9%	12/31/2018	0.96	0	0	0.75%	-4.7%
12/31/2017	0.96	1	1	1.25%	9.0%	12/31/2017	0.98	0	0	1.00%	9.3%	12/31/2017	1.01	0	0	0.75%	9.6%
12/31/2016	0.88	0	0	1.25%	-1.0%	12/31/2016	0.90	0	0	1.00%	-0.7%	12/31/2016	0.92	0	0	0.75%	-0.5%
12/31/2015	0.89	0	0	1.25%	-8.1%	12/31/2015	0.91	0	0	1.00%	-7.8%	12/31/2015	0.92	0	0	0.75%	-7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	0	$0	0.50%	4.7%	12/31/2019	$1.06	0	$0	0.25%	4.9%	12/31/2019	$1.09	0	$0	0.00%	5.2%
12/31/2018	0.98	0	0	0.50%	-4.5%	12/31/2018	1.01	0	0	0.25%	-4.2%	12/31/2018	1.03	0	0	0.00%	-4.0%
12/31/2017	1.03	0	0	0.50%	9.9%	12/31/2017	1.05	0	0	0.25%	10.1%	12/31/2017	1.08	0	0	0.00%	10.4%
12/31/2016	0.94	0	0	0.50%	-0.2%	12/31/2016	0.96	0	0	0.25%	0.0%	12/31/2016	0.98	0	0	0.00%	0.3%
12/31/2015	0.94	0	0	0.50%	-7.4%	12/31/2015	0.96	0	0	0.25%	-7.2%	12/31/2015	0.97	0	0	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	1.4%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century International Bond A Class - 06-421
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,493	$1,510	116
Receivables: investments sold	18
Payables: investments purchased	-
Net assets	$1,511

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,511	1,637	$0.92
Band 100	-	-	0.95
Band 75	-	-	0.98
Band 50	-	-	1.00
Band 25	-	-	1.03
Band 0	-	-	1.06
Total	$1,511	1,637

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(16)
Net investment income (loss)	(16)

Gain (loss) on investments:
Net realized gain (loss)	(13)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	77
Net gain (loss)	64

Increase (decrease) in net assets from operations	$48

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(16)	$-
Net realized gain (loss)	(13)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	77	(64)

Increase (decrease) in net assets from operations	48	(64)

Contract owner transactions:
Proceeds from units sold	414	313
Cost of units redeemed	(221)	-
Account charges	(1)	(3)
Increase (decrease)	192	310
Net increase (decrease)	240	246
Net assets, beginning	1,271	1,025
Net assets, ending	$1,511	$1,271

Units sold	455	343
Units redeemed	(246)	(4)
Net increase (decrease)	209	339
Units outstanding, beginning	1,428	1,089
Units outstanding, ending	1,637	1,428

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,819
Cost of units redeemed/account charges	(1,245)
Net investment income (loss)	(22)
Net realized gain (loss)	(50)
Realized gain distributions	26
Net change in unrealized appreciation (depreciation)	(17)
Net assets	$1,511

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.92	2	$2	1.25%	3.7%	12/31/2019	$0.95	0	$0	1.00%	4.0%	12/31/2019	$0.98	0	$0	0.75%	4.2%
12/31/2018	0.89	1	1	1.25%	-5.4%	12/31/2018	0.91	0	0	1.00%	-5.2%	12/31/2018	0.94	0	0	0.75%	-5.0%
12/31/2017	0.94	1	1	1.25%	8.8%	12/31/2017	0.96	0	0	1.00%	9.1%	12/31/2017	0.98	0	0	0.75%	9.3%
12/31/2016	0.87	1	1	1.25%	-1.2%	12/31/2016	0.88	0	0	1.00%	-1.0%	12/31/2016	0.90	0	0	0.75%	-0.7%
12/31/2015	0.88	1	1	1.25%	-8.4%	12/31/2015	0.89	0	0	1.00%	-8.1%	12/31/2015	0.91	0	0	0.75%	-7.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.00	0	$0	0.50%	4.5%	12/31/2019	$1.03	0	$0	0.25%	4.8%	12/31/2019	$1.06	0	$0	0.00%	5.0%
12/31/2018	0.96	0	0	0.50%	-4.7%	12/31/2018	0.98	0	0	0.25%	-4.5%	12/31/2018	1.01	0	0	0.00%	-4.3%
12/31/2017	1.01	0	0	0.50%	9.6%	12/31/2017	1.03	0	0	0.25%	9.9%	12/31/2017	1.05	0	0	0.00%	10.1%
12/31/2016	0.92	0	0	0.50%	-0.5%	12/31/2016	0.94	0	0	0.25%	-0.2%	12/31/2016	0.96	0	0	0.00%	0.0%
12/31/2015	0.92	0	0	0.50%	-7.7%	12/31/2015	0.94	0	0	0.25%	-7.4%	12/31/2015	0.96	0	0	0.00%	-7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	1.2%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century International Growth Investor Class - 06-420
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$861,374	$731,019	67,640
Receivables: investments sold	1,047
Payables: investments purchased	-
Net assets	$862,421

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$862,421	236,500	$3.65
Band 100	-	-	3.80
Band 75	-	-	3.96
Band 50	-	-	4.12
Band 25	-	-	4.29
Band 0	-	-	5.03
Total	$862,421	236,500

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,157
Mortality & expense charges	(30,352)
Net investment income (loss)	(28,195)

Gain (loss) on investments:
Net realized gain (loss)	53,237
Realized gain distributions	7,717
Net change in unrealized appreciation (depreciation)	539,166
Net gain (loss)	600,120

Increase (decrease) in net assets from operations	$571,925

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(28,195)	$(7,668)
Net realized gain (loss)	53,237	144,156
Realized gain distributions	7,717	215,933
Net change in unrealized appreciation (depreciation)	539,166	(743,916)

Increase (decrease) in net assets from operations	571,925	(391,495)

Contract owner transactions:
Proceeds from units sold	264,298	450,690
Cost of units redeemed	(2,223,928)	(983,267)
Account charges	(4,509)	(5,024)
Increase (decrease)	(1,964,139)	(537,601)
Net increase (decrease)	(1,392,214)	(929,096)
Net assets, beginning	2,254,635	3,183,731
Net assets, ending	$862,421	$2,254,635

Units sold	86,055	153,249
Units redeemed	(633,366)	(292,926)
Net increase (decrease)	(547,311)	(139,677)
Units outstanding, beginning	783,811	923,488
Units outstanding, ending	236,500	783,811

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$11,778,560
Cost of units redeemed/account charges	(12,784,206)
Net investment income (loss)	(104,496)
Net realized gain (loss)	941,083
Realized gain distributions	901,125
Net change in unrealized appreciation (depreciation)	130,355
Net assets	$862,421

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.65	237	$862	1.25%	26.8%	12/31/2019	$3.80	0	$0	1.00%	27.1%	12/31/2019	$3.96	0	$0	0.75%	27.4%
12/31/2018	2.88	784	2,255	1.25%	-16.6%	12/31/2018	2.99	0	0	1.00%	-16.4%	12/31/2018	3.10	0	0	0.75%	-16.1%
12/31/2017	3.45	923	3,184	1.25%	29.4%	12/31/2017	3.57	0	0	1.00%	29.7%	12/31/2017	3.70	0	0	0.75%	30.1%
12/31/2016	2.66	1,405	3,744	1.25%	-6.9%	12/31/2016	2.75	0	0	1.00%	-6.7%	12/31/2016	2.85	0	0	0.75%	-6.5%
12/31/2015	2.86	1,070	3,063	1.25%	-0.7%	12/31/2015	2.95	0	0	1.00%	-0.4%	12/31/2015	3.04	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.12	0	$0	0.50%	27.7%	12/31/2019	$4.29	0	$0	0.25%	28.0%	12/31/2019	$5.03	0	$0	0.00%	28.4%
12/31/2018	3.23	0	0	0.50%	-15.9%	12/31/2018	3.35	0	0	0.25%	-15.7%	12/31/2018	3.92	0	0	0.00%	-15.5%
12/31/2017	3.84	0	0	0.50%	30.4%	12/31/2017	3.98	0	0	0.25%	30.7%	12/31/2017	4.64	0	0	0.00%	31.0%
12/31/2016	2.94	0	0	0.50%	-6.2%	12/31/2016	3.04	0	0	0.25%	-6.0%	12/31/2016	3.54	0	0	0.00%	-5.8%
12/31/2015	3.14	0	0	0.50%	0.1%	12/31/2015	3.24	0	0	0.25%	0.3%	12/31/2015	3.76	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.1%
2018	0.9%
2017	1.1%
2016	0.5%
2015	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century International Growth A Class - 06-325
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$225,422	$211,317	17,526
Receivables: investments sold	-
Payables: investments purchased	(26)
Net assets	$225,396

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$110,360	39,502	$2.79
Band 100	115,036	39,536	2.91
Band 75	-	-	3.03
Band 50	-	-	3.16
Band 25	-	-	3.29
Band 0	-	-	3.44
Total	$225,396	79,038

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,486)
Net investment income (loss)	(2,486)

Gain (loss) on investments:
Net realized gain (loss)	(19,074)
Realized gain distributions	650
Net change in unrealized appreciation (depreciation)	76,352
Net gain (loss)	57,928

Increase (decrease) in net assets from operations	$55,442

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,486)	$(5,591)
Net realized gain (loss)	(19,074)	78,306
Realized gain distributions	650	32,170
Net change in unrealized appreciation (depreciation)	76,352	(152,633)

Increase (decrease) in net assets from operations	55,442	(47,748)

Contract owner transactions:
Proceeds from units sold	6,656	37,148
Cost of units redeemed	(125,997)	(733,395)
Account charges	(86)	(153)
Increase (decrease)	(119,427)	(696,400)
Net increase (decrease)	(63,985)	(744,148)
Net assets, beginning	289,381	1,033,529
Net assets, ending	$225,396	$289,381

Units sold	2,731	13,857
Units redeemed	(52,968)	(271,270)
Net increase (decrease)	(50,237)	(257,413)
Units outstanding, beginning	129,275	386,688
Units outstanding, ending	79,038	129,275

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,374,828
Cost of units redeemed/account charges	(2,445,675)
Net investment income (loss)	(34,179)
Net realized gain (loss)	139,749
Realized gain distributions	176,568
Net change in unrealized appreciation (depreciation)	14,105
Net assets	$225,396

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.79	40	$110	1.25%	26.5%	12/31/2019	$2.91	40	$115	1.00%	26.8%	12/31/2019	$3.03	0	$0	0.75%	27.1%
12/31/2018	2.21	84	187	1.25%	-16.8%	12/31/2018	2.29	45	103	1.00%	-16.6%	12/31/2018	2.38	0	0	0.75%	-16.4%
12/31/2017	2.66	316	840	1.25%	29.1%	12/31/2017	2.75	70	194	1.00%	29.4%	12/31/2017	2.85	0	0	0.75%	29.8%
12/31/2016	2.06	320	658	1.25%	-7.2%	12/31/2016	2.13	73	156	1.00%	-7.0%	12/31/2016	2.20	0	0	0.75%	-6.7%
12/31/2015	2.22	254	564	1.25%	-0.9%	12/31/2015	2.29	69	158	1.00%	-0.6%	12/31/2015	2.36	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.16	0	$0	0.50%	27.4%	12/31/2019	$3.29	0	$0	0.25%	27.8%	12/31/2019	$3.44	0	$0	0.00%	28.1%
12/31/2018	2.48	0	0	0.50%	-16.2%	12/31/2018	2.57	0	0	0.25%	-16.0%	12/31/2018	2.69	0	0	0.00%	-15.8%
12/31/2017	2.95	0	0	0.50%	30.1%	12/31/2017	3.06	0	0	0.25%	30.4%	12/31/2017	3.19	0	0	0.00%	30.7%
12/31/2016	2.27	0	0	0.50%	-6.5%	12/31/2016	2.35	0	0	0.25%	-6.3%	12/31/2016	2.44	0	0	0.00%	-6.0%
12/31/2015	2.43	0	0	0.50%	-0.1%	12/31/2015	2.51	0	0	0.25%	0.1%	12/31/2015	2.60	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.4%
2017	0.7%
2016	0.2%
2015	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Large Company Value A Class - 06-355
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$862,383	$631,860	78,382
Receivables: investments sold	-
Payables: investments purchased	(172)
Net assets	$862,211

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$802,504	264,399	$3.04
Band 100	59,707	18,888	3.16
Band 75	-	-	3.29
Band 50	-	-	3.43
Band 25	-	-	3.57
Band 0	-	-	3.77
Total	$862,211	283,287

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$13,241
Mortality & expense charges	(10,693)
Net investment income (loss)	2,548

Gain (loss) on investments:
Net realized gain (loss)	39,387
Realized gain distributions	6,675
Net change in unrealized appreciation (depreciation)	146,429
Net gain (loss)	192,491

Increase (decrease) in net assets from operations	$195,039

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,548	$8,850
Net realized gain (loss)	39,387	257,609
Realized gain distributions	6,675	35,064
Net change in unrealized appreciation (depreciation)	146,429	(374,543)

Increase (decrease) in net assets from operations	195,039	(73,020)

Contract owner transactions:
Proceeds from units sold	28,111	62,573
Cost of units redeemed	(170,492)	(923,439)
Account charges	(372)	(376)
Increase (decrease)	(142,753)	(861,242)
Net increase (decrease)	52,286	(934,262)
Net assets, beginning	809,925	1,744,187
Net assets, ending	$862,211	$809,925

Units sold	10,140	22,742
Units redeemed	(61,591)	(304,900)
Net increase (decrease)	(51,451)	(282,158)
Units outstanding, beginning	334,738	616,896
Units outstanding, ending	283,287	334,738

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$7,701,023
Cost of units redeemed/account charges	(7,619,615)
Net investment income (loss)	152,092
Net realized gain (loss)	153,584
Realized gain distributions	244,604
Net change in unrealized appreciation (depreciation)	230,523
Net assets	$862,211

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.04	264	$803	1.25%	25.7%	12/31/2019	$3.16	19	$60	1.00%	26.1%	12/31/2019	$3.29	0	$0	0.75%	26.4%
12/31/2018	2.41	315	760	1.25%	-9.3%	12/31/2018	2.51	20	50	1.00%	-9.1%	12/31/2018	2.61	0	0	0.75%	-8.9%
12/31/2017	2.66	418	1,114	1.25%	9.4%	12/31/2017	2.76	22	61	1.00%	9.6%	12/31/2017	2.86	0	0	0.75%	9.9%
12/31/2016	2.43	479	1,166	1.25%	13.7%	12/31/2016	2.52	44	110	1.00%	14.0%	12/31/2016	2.60	0	0	0.75%	14.3%
12/31/2015	2.14	534	1,143	1.25%	-5.3%	12/31/2015	2.21	74	163	1.00%	-5.1%	12/31/2015	2.28	0	0	0.75%	-4.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.43	0	$0	0.50%	26.7%	12/31/2019	$3.57	0	$0	0.25%	27.0%	12/31/2019	$3.77	0	$0	0.00%	27.3%
12/31/2018	2.71	0	0	0.50%	-8.6%	12/31/2018	2.81	0	0	0.25%	-8.4%	12/31/2018	2.96	0	0	0.00%	-8.2%
12/31/2017	2.96	0	0	0.50%	10.2%	12/31/2017	3.07	0	0	0.25%	10.5%	12/31/2017	3.23	177	570	0.00%	10.7%
12/31/2016	2.69	0	0	0.50%	14.6%	12/31/2016	2.78	0	0	0.25%	14.9%	12/31/2016	2.91	171	499	0.00%	15.2%
12/31/2015	2.35	0	0	0.50%	-4.6%	12/31/2015	2.42	0	0	0.25%	-4.3%	12/31/2015	2.53	167	423	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	1.8%
2017	1.5%
2016	1.6%
2015	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Mid Cap Value Fund A Class - 06-395
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,838,024	$3,624,187	224,358
Receivables: investments sold	-
Payables: investments purchased	(14,950)
Net assets	$3,823,074

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,662,240	1,021,160	$3.59
Band 100	-	-	3.69
Band 75	-	-	3.79
Band 50	-	-	3.90
Band 25	11,870	2,964	4.00
Band 0	148,964	36,184	4.12
Total	$3,823,074	1,060,308

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$53,983
Mortality & expense charges	(49,900)
Net investment income (loss)	4,083

Gain (loss) on investments:
Net realized gain (loss)	(218,135)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,282,985
Net gain (loss)	1,064,850

Increase (decrease) in net assets from operations	$1,068,933

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,083	$(29,079)
Net realized gain (loss)	(218,135)	177,870
Realized gain distributions	-	554,339
Net change in unrealized appreciation (depreciation)	1,282,985	(1,481,237)

Increase (decrease) in net assets from operations	1,068,933	(778,107)

Contract owner transactions:
Proceeds from units sold	753,958	1,298,454
Cost of units redeemed	(2,762,969)	(3,670,137)
Account charges	(2,917)	(4,348)
Increase (decrease)	(2,011,928)	(2,376,031)
Net increase (decrease)	(942,995)	(3,154,138)
Net assets, beginning	4,766,069	7,920,207
Net assets, ending	$3,823,074	$4,766,069

Units sold	244,332	396,637
Units redeemed	(864,770)	(1,114,386)
Net increase (decrease)	(620,438)	(717,749)
Units outstanding, beginning	1,680,746	2,398,495
Units outstanding, ending	1,060,308	1,680,746

* Date of Fund Inception into Variable Account: 12 /12 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$21,070,372
Cost of units redeemed/account charges	(21,327,735)
Net investment income (loss)	(41,663)
Net realized gain (loss)	953,499
Realized gain distributions	2,954,764
Net change in unrealized appreciation (depreciation)	213,837
Net assets	$3,823,074

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.59	1,021	$3,662	1.25%	27.0%	12/31/2019	$3.69	0	$0	1.00%	27.3%	12/31/2019	$3.79	0	$0	0.75%	27.6%
12/31/2018	2.82	1,633	4,613	1.25%	-14.3%	12/31/2018	2.90	0	0	1.00%	-14.1%	12/31/2018	2.97	0	0	0.75%	-13.9%
12/31/2017	3.30	2,371	7,817	1.25%	9.9%	12/31/2017	3.37	0	0	1.00%	10.2%	12/31/2017	3.45	0	0	0.75%	10.5%
12/31/2016	3.00	2,519	7,554	1.25%	21.0%	12/31/2016	3.06	0	0	1.00%	21.3%	12/31/2016	3.12	0	0	0.75%	21.6%
12/31/2015	2.48	2,285	5,664	1.25%	-3.0%	12/31/2015	2.52	0	0	1.00%	-2.8%	12/31/2015	2.57	0	0	0.75%	-2.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.90	0	$0	0.50%	27.9%	12/31/2019	$4.00	3	$12	0.25%	28.2%	12/31/2019	$4.12	36	$149	0.00%	28.5%
12/31/2018	3.05	0	0	0.50%	-13.7%	12/31/2018	3.12	0	0	0.25%	-13.5%	12/31/2018	3.20	48	153	0.00%	-13.2%
12/31/2017	3.53	0	0	0.50%	10.8%	12/31/2017	3.61	0	0	0.25%	11.0%	12/31/2017	3.69	28	103	0.00%	11.3%
12/31/2016	3.19	0	0	0.50%	21.9%	12/31/2016	3.25	0	0	0.25%	22.2%	12/31/2016	3.32	244	808	0.00%	22.5%
12/31/2015	2.61	0	0	0.50%	-2.3%	12/31/2015	2.66	0	0	0.25%	-2.1%	12/31/2015	2.71	208	562	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	0.9%
2017	1.3%
2016	1.1%
2015	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Mid Cap Value Fund Investor Class - 06-396
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,436,380	$38,632,251	2,427,788
Receivables: investments sold	30,241
Payables: investments purchased	-
Net assets	$41,466,621

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$38,915,915	10,549,223	$3.69
Band 100	-	-	3.79
Band 75	-	-	3.90
Band 50	-	-	4.01
Band 25	-	-	4.12
Band 0	2,550,706	602,333	4.23
Total	$41,466,621	11,151,556

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$628,807
Mortality & expense charges	(486,111)
Net investment income (loss)	142,696

Gain (loss) on investments:
Net realized gain (loss)	(85,838)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	9,685,663
Net gain (loss)	9,599,825

Increase (decrease) in net assets from operations	$9,742,521

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$142,696	$(67,558)
Net realized gain (loss)	(85,838)	1,005,623
Realized gain distributions	-	4,022,548
Net change in unrealized appreciation (depreciation)	9,685,663	(10,805,295)

Increase (decrease) in net assets from operations	9,742,521	(5,844,682)

Contract owner transactions:
Proceeds from units sold	13,444,322	6,538,807
Cost of units redeemed	(17,468,984)	(15,679,493)
Account charges	(24,516)	(15,982)
Increase (decrease)	(4,049,178)	(9,156,668)
Net increase (decrease)	5,693,343	(15,001,350)
Net assets, beginning	35,773,278	50,774,628
Net assets, ending	$41,466,621	$35,773,278

Units sold	3,965,126	1,994,200
Units redeemed	(5,069,307)	(4,705,594)
Net increase (decrease)	(1,104,181)	(2,711,394)
Units outstanding, beginning	12,255,737	14,967,131
Units outstanding, ending	11,151,556	12,255,737

* Date of Fund Inception into Variable Account: 12 /12 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$92,393,661
Cost of units redeemed/account charges	(71,085,448)
Net investment income (loss)	577,439
Net realized gain (loss)	3,742,218
Realized gain distributions	13,034,622
Net change in unrealized appreciation (depreciation)	2,804,129
Net assets	$41,466,621

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.69	10,549	$38,916	1.25%	27.3%	12/31/2019	$3.79	0	$0	1.00%	27.6%	12/31/2019	$3.90	0	$0	0.75%	27.9%
12/31/2018	2.90	11,605	33,634	1.25%	-14.1%	12/31/2018	2.97	0	0	1.00%	-13.9%	12/31/2018	3.05	0	0	0.75%	-13.7%
12/31/2017	3.37	14,286	48,201	1.25%	10.2%	12/31/2017	3.45	0	0	1.00%	10.5%	12/31/2017	3.53	0	0	0.75%	10.7%
12/31/2016	3.06	15,404	47,164	1.25%	21.3%	12/31/2016	3.12	0	0	1.00%	21.6%	12/31/2016	3.19	0	0	0.75%	21.9%
12/31/2015	2.52	11,115	28,052	1.25%	-2.8%	12/31/2015	2.57	0	0	1.00%	-2.5%	12/31/2015	2.61	0	0	0.75%	-2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.01	0	$0	0.50%	28.2%	12/31/2019	$4.12	0	$0	0.25%	28.6%	12/31/2019	$4.23	602	$2,551	0.00%	28.9%
12/31/2018	3.12	0	0	0.50%	-13.4%	12/31/2018	3.20	0	0	0.25%	-13.2%	12/31/2018	3.29	651	2,139	0.00%	-13.0%
12/31/2017	3.61	0	0	0.50%	11.0%	12/31/2017	3.69	0	0	0.25%	11.3%	12/31/2017	3.78	681	2,574	0.00%	11.6%
12/31/2016	3.25	0	0	0.50%	22.2%	12/31/2016	3.32	0	0	0.25%	22.5%	12/31/2016	3.39	1,583	5,360	0.00%	22.8%
12/31/2015	2.66	0	0	0.50%	-2.1%	12/31/2015	2.71	0	0	0.25%	-1.8%	12/31/2015	2.76	920	2,535	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	1.1%
2017	1.5%
2016	1.5%
2015	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2020 Portfolio A Class - 06-402
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,745,154	$18,310,571	1,558,806
Receivables: investments sold	-
Payables: investments purchased	(8,305)
Net assets	$18,736,849

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,364,281	8,164,314	$2.00
Band 100	2,372,568	1,152,550	2.06
Band 75	-	-	2.11
Band 50	-	-	2.17
Band 25	-	-	2.23
Band 0	-	-	2.29
Total	$18,736,849	9,316,864

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$234,589
Mortality & expense charges	(250,925)
Net investment income (loss)	(16,336)

Gain (loss) on investments:
Net realized gain (loss)	339,999
Realized gain distributions	1,050,205
Net change in unrealized appreciation (depreciation)	1,480,051
Net gain (loss)	2,870,255

Increase (decrease) in net assets from operations	$2,853,919

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(16,336)	$179,361
Net realized gain (loss)	339,999	1,314,464
Realized gain distributions	1,050,205	905,297
Net change in unrealized appreciation (depreciation)	1,480,051	(3,697,190)

Increase (decrease) in net assets from operations	2,853,919	(1,298,068)

Contract owner transactions:
Proceeds from units sold	3,366,292	4,394,862
Cost of units redeemed	(9,319,273)	(18,859,405)
Account charges	(14,344)	(18,514)
Increase (decrease)	(5,967,325)	(14,483,057)
Net increase (decrease)	(3,113,406)	(15,781,125)
Net assets, beginning	21,850,255	37,631,380
Net assets, ending	$18,736,849	$21,850,255

Units sold	2,048,648	2,389,746
Units redeemed	(5,069,694)	(10,166,807)
Net increase (decrease)	(3,021,046)	(7,777,061)
Units outstanding, beginning	12,337,910	20,114,971
Units outstanding, ending	9,316,864	12,337,910

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$91,814,675
Cost of units redeemed/account charges	(85,030,716)
Net investment income (loss)	1,199,440
Net realized gain (loss)	4,877,659
Realized gain distributions	5,441,208
Net change in unrealized appreciation (depreciation)	434,583
Net assets	$18,736,849

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.00	8,164	$16,364	1.25%	14.3%	12/31/2019	$2.06	1,153	$2,373	1.00%	14.6%	12/31/2019	$2.11	0	$0	0.75%	14.9%
12/31/2018	1.75	10,294	18,052	1.25%	-5.7%	12/31/2018	1.80	1,343	2,413	1.00%	-5.5%	12/31/2018	1.84	0	0	0.75%	-5.3%
12/31/2017	1.86	17,690	32,907	1.25%	9.3%	12/31/2017	1.90	1,761	3,348	1.00%	9.6%	12/31/2017	1.94	0	0	0.75%	9.8%
12/31/2016	1.70	19,405	33,032	1.25%	4.4%	12/31/2016	1.74	2,291	3,976	1.00%	4.7%	12/31/2016	1.77	0	0	0.75%	4.9%
12/31/2015	1.63	19,235	31,359	1.25%	-3.0%	12/31/2015	1.66	2,301	3,815	1.00%	-2.8%	12/31/2015	1.69	0	0	0.75%	-2.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.17	0	$0	0.50%	15.2%	12/31/2019	$2.23	0	$0	0.25%	15.5%	12/31/2019	$2.29	0	$0	0.00%	15.7%
12/31/2018	1.89	0	0	0.50%	-5.0%	12/31/2018	1.93	0	0	0.25%	-4.8%	12/31/2018	1.98	700	1,386	0.00%	-4.5%
12/31/2017	1.99	0	0	0.50%	10.1%	12/31/2017	2.03	0	0	0.25%	10.4%	12/31/2017	2.07	664	1,377	0.00%	10.7%
12/31/2016	1.80	0	0	0.50%	5.2%	12/31/2016	1.84	0	0	0.25%	5.5%	12/31/2016	1.87	628	1,177	0.00%	5.7%
12/31/2015	1.71	0	0	0.50%	-2.3%	12/31/2015	1.74	0	0	0.25%	-2.0%	12/31/2015	1.77	598	1,059	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.2%
2018	1.8%
2017	1.5%
2016	1.1%
2015	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2020 Portfolio Investor Class - 06-412
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,740,669	$33,431,228	2,801,037
Receivables: investments sold	-
Payables: investments purchased	(44,189)
Net assets	$33,696,480

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,585,697	16,310,855	$2.06
Band 100	-	-	2.11
Band 75	-	-	2.17
Band 50	-	-	2.23
Band 25	-	-	2.29
Band 0	110,783	47,086	2.35
Total	$33,696,480	16,357,941

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$505,311
Mortality & expense charges	(442,360)
Net investment income (loss)	62,951

Gain (loss) on investments:
Net realized gain (loss)	255,415
Realized gain distributions	1,884,168
Net change in unrealized appreciation (depreciation)	2,784,421
Net gain (loss)	4,924,004

Increase (decrease) in net assets from operations	$4,986,955

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$62,951	$377,951
Net realized gain (loss)	255,415	1,997,659
Realized gain distributions	1,884,168	1,559,983
Net change in unrealized appreciation (depreciation)	2,784,421	(5,993,872)

Increase (decrease) in net assets from operations	4,986,955	(2,058,279)

Contract owner transactions:
Proceeds from units sold	6,875,455	10,193,712
Cost of units redeemed	(15,437,377)	(33,033,585)
Account charges	(29,136)	(34,847)
Increase (decrease)	(8,591,058)	(22,874,720)
Net increase (decrease)	(3,604,103)	(24,932,999)
Net assets, beginning	37,300,583	62,233,582
Net assets, ending	$33,696,480	$37,300,583

Units sold	3,565,010	5,422,855
Units redeemed	(7,959,105)	(17,397,283)
Net increase (decrease)	(4,394,095)	(11,974,428)
Units outstanding, beginning	20,752,036	32,726,464
Units outstanding, ending	16,357,941	20,752,036

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$142,931,591
Cost of units redeemed/account charges	(126,121,115)
Net investment income (loss)	2,749,898
Net realized gain (loss)	5,248,663
Realized gain distributions	8,578,002
Net change in unrealized appreciation (depreciation)	309,441
Net assets	$33,696,480

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.06	16,311	$33,586	1.25%	14.6%	12/31/2019	$2.11	0	$0	1.00%	14.9%	12/31/2019	$2.17	0	$0	0.75%	15.2%
12/31/2018	1.80	20,723	37,243	1.25%	-5.5%	12/31/2018	1.84	0	0	1.00%	-5.3%	12/31/2018	1.89	0	0	0.75%	-5.0%
12/31/2017	1.90	32,712	62,203	1.25%	9.6%	12/31/2017	1.94	0	0	1.00%	9.8%	12/31/2017	1.99	0	0	0.75%	10.1%
12/31/2016	1.74	33,630	58,373	1.25%	4.8%	12/31/2016	1.77	0	0	1.00%	5.0%	12/31/2016	1.80	0	0	0.75%	5.3%
12/31/2015	1.66	29,400	48,713	1.25%	-2.8%	12/31/2015	1.68	0	0	1.00%	-2.6%	12/31/2015	1.71	0	0	0.75%	-2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.23	0	$0	0.50%	15.4%	12/31/2019	$2.29	0	$0	0.25%	15.7%	12/31/2019	$2.35	47	$111	0.00%	16.0%
12/31/2018	1.93	0	0	0.50%	-4.8%	12/31/2018	1.98	0	0	0.25%	-4.5%	12/31/2018	2.03	29	58	0.00%	-4.3%
12/31/2017	2.03	0	0	0.50%	10.4%	12/31/2017	2.07	0	0	0.25%	10.6%	12/31/2017	2.12	14	30	0.00%	10.9%
12/31/2016	1.84	0	0	0.50%	5.5%	12/31/2016	1.87	0	0	0.25%	5.8%	12/31/2016	1.91	3,179	6,072	0.00%	6.1%
12/31/2015	1.74	0	0	0.50%	-2.1%	12/31/2015	1.77	0	0	0.25%	-1.9%	12/31/2015	1.80	4,164	7,498	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	2.1%
2017	1.8%
2016	1.4%
2015	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2025 Portfolio Investor Class - 06-413
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,196,122	$31,645,641	2,229,231
Receivables: investments sold	-
Payables: investments purchased	(139,780)
Net assets	$32,056,342

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,977,912	14,728,817	$2.17
Band 100	-	-	2.23
Band 75	-	-	2.29
Band 50	-	-	2.35
Band 25	-	-	2.42
Band 0	78,430	31,615	2.48
Total	$32,056,342	14,760,432
Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$462,474
Mortality & expense charges	(408,553)
Net investment income (loss)	53,921

Gain (loss) on investments:
Net realized gain (loss)	267,041
Realized gain distributions	1,804,650
Net change in unrealized appreciation (depreciation)	2,825,556
Net gain (loss)	4,897,247

Increase (decrease) in net assets from operations	$4,951,168

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$53,921	$372,910
Net realized gain (loss)	267,041	1,485,978
Realized gain distributions	1,804,650	1,322,110
Net change in unrealized appreciation (depreciation)	2,825,556	(5,276,760)

Increase (decrease) in net assets from operations	4,951,168	(2,095,762)

Contract owner transactions:
Proceeds from units sold	7,413,437	9,697,894
Cost of units redeemed	(13,622,302)	(22,312,052)
Account charges	(25,916)	(32,192)
Increase (decrease)	(6,234,781)	(12,646,350)
Net increase (decrease)	(1,283,613)	(14,742,112)
Net assets, beginning	33,339,955	48,082,067
Net assets, ending	$32,056,342	$33,339,955

Units sold	3,671,077	4,940,299
Units redeemed	(6,707,676)	(11,234,492)
Net increase (decrease)	(3,036,599)	(6,294,193)
Units outstanding, beginning	17,797,031	24,091,224
Units outstanding, ending	14,760,432	17,797,031

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$101,032,191
Cost of units redeemed/account charges	(82,630,064)
Net investment income (loss)	1,964,513
Net realized gain (loss)	4,056,357
Realized gain distributions	7,082,864
Net change in unrealized appreciation (depreciation)	550,481
Net assets	$32,056,342

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.17	14,729	$31,978	1.25%	15.9%	12/31/2019	$2.23	0	$0	1.00%	16.2%	12/31/2019	$2.29	0	$0	0.75%	16.5%
12/31/2018	1.87	17,781	33,307	1.25%	-6.1%	12/31/2018	1.92	0	0	1.00%	-5.9%	12/31/2018	1.97	0	0	0.75%	-5.7%
12/31/2017	2.00	24,083	48,064	1.25%	10.9%	12/31/2017	2.04	0	0	1.00%	11.2%	12/31/2017	2.08	0	0	0.75%	11.4%
12/31/2016	1.80	20,970	37,745	1.25%	4.9%	12/31/2016	1.83	0	0	1.00%	5.2%	12/31/2016	1.87	0	0	0.75%	5.4%
12/31/2015	1.72	18,044	30,964	1.25%	-2.7%	12/31/2015	1.74	0	0	1.00%	-2.5%	12/31/2015	1.77	0	0	0.75%	-2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.35	0	$0	0.50%	16.8%	12/31/2019	$2.42	0	$0	0.25%	17.1%	12/31/2019	$2.48	32	$78	0.00%	17.4%
12/31/2018	2.01	0	0	0.50%	-5.4%	12/31/2018	2.06	0	0	0.25%	-5.2%	12/31/2018	2.11	16	33	0.00%	-5.0%
12/31/2017	2.13	0	0	0.50%	11.7%	12/31/2017	2.18	0	0	0.25%	12.0%	12/31/2017	2.22	8	18	0.00%	12.3%
12/31/2016	1.91	0	0	0.50%	5.7%	12/31/2016	1.94	0	0	0.25%	5.9%	12/31/2016	1.98	821	1,627	0.00%	6.2%
12/31/2015	1.80	0	0	0.50%	-2.0%	12/31/2015	1.83	0	0	0.25%	-1.8%	12/31/2015	1.87	2,457	4,582	0.00%	-1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	2.2%
2017	1.9%
2016	1.3%
2015	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2025 Portfolio A Class - 06-403
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,751,587	$19,912,114	1,444,196
Receivables: investments sold	15,954
Payables: investments purchased	-
Net assets	$20,767,541

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,516,741	8,285,124	$2.11
Band 100	3,250,800	1,497,104	2.17
Band 75	-	-	2.23
Band 50	-	-	2.29
Band 25	-	-	2.35
Band 0	-	-	2.42
Total	$20,767,541	9,782,228

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$246,249
Mortality & expense charges	(267,174)
Net investment income (loss)	(20,925)

Gain (loss) on investments:
Net realized gain (loss)	463,621
Realized gain distributions	1,164,004
Net change in unrealized appreciation (depreciation)	1,728,934
Net gain (loss)	3,356,559

Increase (decrease) in net assets from operations	$3,335,634

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(20,925)	$218,334
Net realized gain (loss)	463,621	1,372,225
Realized gain distributions	1,164,004	942,636
Net change in unrealized appreciation (depreciation)	1,728,934	(4,102,509)

Increase (decrease) in net assets from operations	3,335,634	(1,569,314)

Contract owner transactions:
Proceeds from units sold	4,449,597	4,694,180
Cost of units redeemed	(10,878,659)	(16,139,778)
Account charges	(20,580)	(22,945)
Increase (decrease)	(6,449,642)	(11,468,543)
Net increase (decrease)	(3,114,008)	(13,037,857)
Net assets, beginning	23,881,549	36,919,406
Net assets, ending	$20,767,541	$23,881,549

Units sold	2,233,112	2,444,545
Units redeemed	(5,359,980)	(8,291,216)
Net increase (decrease)	(3,126,868)	(5,846,671)
Units outstanding, beginning	12,909,096	18,755,767
Units outstanding, ending	9,782,228	12,909,096

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$84,670,177
Cost of units redeemed/account charges	(77,000,252)
Net investment income (loss)	1,248,454
Net realized gain (loss)	4,655,469
Realized gain distributions	6,354,220
Net change in unrealized appreciation (depreciation)	839,473
Net assets	$20,767,541

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.11	8,285	$17,517	1.25%	15.5%	12/31/2019	$2.17	1,497	$3,251	1.00%	15.8%	12/31/2019	$2.23	0	$0	0.75%	16.1%
12/31/2018	1.83	10,464	19,150	1.25%	-6.4%	12/31/2018	1.87	1,673	3,138	1.00%	-6.1%	12/31/2018	1.92	0	0	0.75%	-5.9%
12/31/2017	1.95	15,773	30,831	1.25%	10.6%	12/31/2017	2.00	2,257	4,509	1.00%	10.9%	12/31/2017	2.04	0	0	0.75%	11.1%
12/31/2016	1.77	19,323	34,152	1.25%	4.7%	12/31/2016	1.80	2,436	4,389	1.00%	5.0%	12/31/2016	1.84	0	0	0.75%	5.2%
12/31/2015	1.69	20,252	34,185	1.25%	-3.0%	12/31/2015	1.72	2,179	3,740	1.00%	-2.7%	12/31/2015	1.75	0	0	0.75%	-2.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.29	0	$0	0.50%	16.4%	12/31/2019	$2.35	0	$0	0.25%	16.7%	12/31/2019	$2.42	0	$0	0.00%	17.0%
12/31/2018	1.97	0	0	0.50%	-5.7%	12/31/2018	2.02	0	0	0.25%	-5.4%	12/31/2018	2.07	772	1,594	0.00%	-5.2%
12/31/2017	2.09	0	0	0.50%	11.4%	12/31/2017	2.13	0	0	0.25%	11.7%	12/31/2017	2.18	725	1,580	0.00%	12.0%
12/31/2016	1.87	0	0	0.50%	5.5%	12/31/2016	1.91	0	0	0.25%	5.8%	12/31/2016	1.95	707	1,375	0.00%	6.0%
12/31/2015	1.77	0	0	0.50%	-2.3%	12/31/2015	1.80	0	0	0.25%	-2.0%	12/31/2015	1.83	663	1,216	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	1.9%
2017	1.4%
2016	1.0%
2015	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2030 Portfolio A Class - 06-404
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,669,341	$20,916,450	1,721,163
Receivables: investments sold	-
Payables: investments purchased	(17,105)
Net assets	$21,652,236

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,862,029	8,432,090	$2.24
Band 100	2,790,207	1,214,524	2.30
Band 75	-	-	2.36
Band 50	-	-	2.42
Band 25	-	-	2.49
Band 0	-	-	2.56
Total	$21,652,236	9,646,614

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$272,104
Mortality & expense charges	(268,164)
Net investment income (loss)	3,940

Gain (loss) on investments:
Net realized gain (loss)	409,290
Realized gain distributions	1,198,062
Net change in unrealized appreciation (depreciation)	1,820,996
Net gain (loss)	3,428,348

Increase (decrease) in net assets from operations	$3,432,288

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,940	$170,742
Net realized gain (loss)	409,290	1,407,789
Realized gain distributions	1,198,062	874,915
Net change in unrealized appreciation (depreciation)	1,820,996	(3,940,057)

Increase (decrease) in net assets from operations	3,432,288	(1,486,611)

Contract owner transactions:
Proceeds from units sold	6,301,992	5,160,307
Cost of units redeemed	(8,542,453)	(16,427,075)
Account charges	(18,757)	(22,244)
Increase (decrease)	(2,259,218)	(11,289,012)
Net increase (decrease)	1,173,070	(12,775,623)
Net assets, beginning	20,479,166	33,254,789
Net assets, ending	$21,652,236	$20,479,166

Units sold	2,990,627	2,562,086
Units redeemed	(3,998,731)	(8,031,979)
Net increase (decrease)	(1,008,104)	(5,469,893)
Units outstanding, beginning	10,654,718	16,124,611
Units outstanding, ending	9,646,614	10,654,718

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$83,494,796
Cost of units redeemed/account charges	(74,397,324)
Net investment income (loss)	991,462
Net realized gain (loss)	5,220,424
Realized gain distributions	5,589,987
Net change in unrealized appreciation (depreciation)	752,891
Net assets	$21,652,236

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.24	8,432	$18,862	1.25%	16.9%	12/31/2019	$2.30	1,215	$2,790	1.00%	17.2%	12/31/2019	$2.36	0	$0	0.75%	17.5%
12/31/2018	1.91	9,226	17,650	1.25%	-7.0%	12/31/2018	1.96	1,285	2,519	1.00%	-6.7%	12/31/2018	2.01	0	0	0.75%	-6.5%
12/31/2017	2.06	14,526	29,870	1.25%	11.8%	12/31/2017	2.10	1,458	3,064	1.00%	12.1%	12/31/2017	2.15	0	0	0.75%	12.4%
12/31/2016	1.84	16,135	29,664	1.25%	4.7%	12/31/2016	1.87	1,836	3,440	1.00%	5.0%	12/31/2016	1.91	0	0	0.75%	5.3%
12/31/2015	1.76	17,019	29,872	1.25%	-2.8%	12/31/2015	1.78	1,629	2,908	1.00%	-2.6%	12/31/2015	1.81	0	0	0.75%	-2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.42	0	$0	0.50%	17.8%	12/31/2019	$2.49	0	$0	0.25%	18.1%	12/31/2019	$2.56	0	$0	0.00%	18.4%
12/31/2018	2.06	0	0	0.50%	-6.3%	12/31/2018	2.11	0	0	0.25%	-6.0%	12/31/2018	2.16	144	311	0.00%	-5.8%
12/31/2017	2.19	0	0	0.50%	12.7%	12/31/2017	2.24	0	0	0.25%	13.0%	12/31/2017	2.29	140	321	0.00%	13.2%
12/31/2016	1.95	0	0	0.50%	5.5%	12/31/2016	1.98	0	0	0.25%	5.8%	12/31/2016	2.02	148	300	0.00%	6.1%
12/31/2015	1.85	0	0	0.50%	-2.1%	12/31/2015	1.88	0	0	0.25%	-1.9%	12/31/2015	1.91	158	301	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	1.9%
2017	1.5%
2016	0.9%
2015	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2030 Portfolio Investor Class - 06-414
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,943,621	$34,783,621	2,853,277
Receivables: investments sold	-
Payables: investments purchased	(20,857)
Net assets	$35,922,764

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$35,587,907	15,492,355	$2.30
Band 100	-	-	2.36
Band 75	-	-	2.42
Band 50	-	-	2.49
Band 25	-	-	2.56
Band 0	334,857	127,580	2.62
Total	$35,922,764	15,619,935

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$539,973
Mortality & expense charges	(423,639)
Net investment income (loss)	116,334

Gain (loss) on investments:
Net realized gain (loss)	333,027
Realized gain distributions	1,980,256
Net change in unrealized appreciation (depreciation)	2,954,965
Net gain (loss)	5,268,248

Increase (decrease) in net assets from operations	$5,384,582

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$116,334	$371,811
Net realized gain (loss)	333,027	1,640,673
Realized gain distributions	1,980,256	1,359,587
Net change in unrealized appreciation (depreciation)	2,954,965	(5,574,946)

Increase (decrease) in net assets from operations	5,384,582	(2,202,875)

Contract owner transactions:
Proceeds from units sold	8,180,641	8,021,632
Cost of units redeemed	(9,874,730)	(19,461,267)
Account charges	(33,198)	(32,655)
Increase (decrease)	(1,727,287)	(11,472,290)
Net increase (decrease)	3,657,295	(13,675,165)
Net assets, beginning	32,265,469	45,940,634
Net assets, ending	$35,922,764	$32,265,469

Units sold	3,801,239	3,832,853
Units redeemed	(4,613,697)	(9,234,046)
Net increase (decrease)	(812,458)	(5,401,193)
Units outstanding, beginning	16,432,393	21,833,586
Units outstanding, ending	15,619,935	16,432,393

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$103,860,880
Cost of units redeemed/account charges	(83,214,402)
Net investment income (loss)	2,148,127
Net realized gain (loss)	4,486,127
Realized gain distributions	7,482,032
Net change in unrealized appreciation (depreciation)	1,160,000
Net assets	$35,922,764

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.30	15,492	$35,588	1.25%	17.1%	12/31/2019	$2.36	0	$0	1.00%	17.4%	12/31/2019	$2.42	0	$0	0.75%	17.7%
12/31/2018	1.96	16,316	32,009	1.25%	-6.7%	12/31/2018	2.01	0	0	1.00%	-6.5%	12/31/2018	2.06	0	0	0.75%	-6.2%
12/31/2017	2.10	21,726	45,688	1.25%	12.1%	12/31/2017	2.15	0	0	1.00%	12.4%	12/31/2017	2.20	0	0	0.75%	12.7%
12/31/2016	1.88	23,069	43,276	1.25%	5.1%	12/31/2016	1.91	0	0	1.00%	5.4%	12/31/2016	1.95	0	0	0.75%	5.6%
12/31/2015	1.79	19,266	34,390	1.25%	-2.6%	12/31/2015	1.81	0	0	1.00%	-2.4%	12/31/2015	1.85	0	0	0.75%	-2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.49	0	$0	0.50%	18.0%	12/31/2019	$2.56	0	$0	0.25%	18.3%	12/31/2019	$2.62	128	$335	0.00%	18.6%
12/31/2018	2.11	0	0	0.50%	-6.0%	12/31/2018	2.16	0	0	0.25%	-5.8%	12/31/2018	2.21	116	257	0.00%	-5.5%
12/31/2017	2.24	0	0	0.50%	12.9%	12/31/2017	2.29	0	0	0.25%	13.2%	12/31/2017	2.34	108	253	0.00%	13.5%
12/31/2016	1.99	0	0	0.50%	5.9%	12/31/2016	2.03	0	0	0.25%	6.1%	12/31/2016	2.06	2,226	4,595	0.00%	6.4%
12/31/2015	1.88	0	0	0.50%	-1.9%	12/31/2015	1.91	0	0	0.25%	-1.6%	12/31/2015	1.94	3,464	6,721	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	2.2%
2017	1.8%
2016	1.3%
2015	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2035 Portfolio A Class - 06-406
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,914,443	$16,229,889	1,076,288
Receivables: investments sold	15,576
Payables: investments purchased	-
Net assets	$16,930,019

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,840,711	6,235,810	$2.38
Band 100	2,082,664	852,094	2.44
Band 75	-	-	2.51
Band 50	6,644	2,577	2.58
Band 25	-	-	2.65
Band 0	-	-	2.72
Total	$16,930,019	7,090,481

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$194,434
Mortality & expense charges	(204,044)
Net investment income (loss)	(9,610)

Gain (loss) on investments:
Net realized gain (loss)	371,733
Realized gain distributions	1,033,297
Net change in unrealized appreciation (depreciation)	1,365,708
Net gain (loss)	2,770,738

Increase (decrease) in net assets from operations	$2,761,128

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(9,610)	$112,717
Net realized gain (loss)	371,733	1,207,495
Realized gain distributions	1,033,297	707,252
Net change in unrealized appreciation (depreciation)	1,365,708	(3,245,248)

Increase (decrease) in net assets from operations	2,761,128	(1,217,784)

Contract owner transactions:
Proceeds from units sold	6,354,142	3,951,066
Cost of units redeemed	(8,194,525)	(12,220,745)
Account charges	(18,431)	(22,168)
Increase (decrease)	(1,858,814)	(8,291,847)
Net increase (decrease)	902,314	(9,509,631)
Net assets, beginning	16,027,705	25,537,336
Net assets, ending	$16,930,019	$16,027,705

Units sold	2,870,262	1,826,792
Units redeemed	(3,698,424)	(5,604,146)
Net increase (decrease)	(828,162)	(3,777,354)
Units outstanding, beginning	7,918,643	11,695,997
Units outstanding, ending	7,090,481	7,918,643

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$69,303,417
Cost of units redeemed/account charges	(63,650,681)
Net investment income (loss)	768,880
Net realized gain (loss)	4,671,343
Realized gain distributions	5,152,506
Net change in unrealized appreciation (depreciation)	684,554
Net assets	$16,930,019

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.38	6,236	$14,841	1.25%	18.2%	12/31/2019	$2.44	852	$2,083	1.00%	18.5%	12/31/2019	$2.51	0	$0	0.75%	18.8%
12/31/2018	2.01	6,879	13,848	1.25%	-7.5%	12/31/2018	2.06	867	1,789	1.00%	-7.3%	12/31/2018	2.11	0	0	0.75%	-7.0%
12/31/2017	2.18	10,668	23,217	1.25%	13.0%	12/31/2017	2.22	865	1,924	1.00%	13.3%	12/31/2017	2.27	0	0	0.75%	13.6%
12/31/2016	1.93	12,038	23,183	1.25%	5.0%	12/31/2016	1.96	1,045	2,051	1.00%	5.2%	12/31/2016	2.00	0	0	0.75%	5.5%
12/31/2015	1.83	13,617	24,987	1.25%	-2.8%	12/31/2015	1.87	1,050	1,960	1.00%	-2.5%	12/31/2015	1.90	0	0	0.75%	-2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.58	3	$7	0.50%	19.1%	12/31/2019	$2.65	0	$0	0.25%	19.4%	12/31/2019	$2.72	0	$0	0.00%	19.7%
12/31/2018	2.16	3	6	0.50%	-6.8%	12/31/2018	2.22	0	0	0.25%	-6.6%	12/31/2018	2.27	170	385	0.00%	-6.3%
12/31/2017	2.32	3	6	0.50%	13.9%	12/31/2017	2.37	0	0	0.25%	14.1%	12/31/2017	2.43	161	390	0.00%	14.4%
12/31/2016	2.04	3	5	0.50%	5.7%	12/31/2016	2.08	0	0	0.25%	6.0%	12/31/2016	2.12	161	341	0.00%	6.3%
12/31/2015	1.93	3	5	0.50%	-2.0%	12/31/2015	1.96	0	0	0.25%	-1.8%	12/31/2015	1.99	164	327	0.00%	-1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.2%
2018	1.8%
2017	1.5%
2016	0.9%
2015	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2035 Portfolio Investor Class - 06-416
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,340,373	$36,348,242	2,373,923
Receivables: investments sold	1,440
Payables: investments purchased	-
Net assets	$37,341,813

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$36,954,059	15,105,065	$2.45
Band 100	-	-	2.51
Band 75	-	-	2.58
Band 50	-	-	2.65
Band 25	-	-	2.72
Band 0	387,754	138,715	2.80
Total	$37,341,813	15,243,780

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$521,611
Mortality & expense charges	(405,995)
Net investment income (loss)	115,616

Gain (loss) on investments:
Net realized gain (loss)	422,115
Realized gain distributions	2,275,024
Net change in unrealized appreciation (depreciation)	2,799,541
Net gain (loss)	5,496,680

Increase (decrease) in net assets from operations	$5,612,296

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$115,616	$293,709
Net realized gain (loss)	422,115	1,375,937
Realized gain distributions	2,275,024	1,292,216
Net change in unrealized appreciation (depreciation)	2,799,541	(5,157,231)

Increase (decrease) in net assets from operations	5,612,296	(2,195,369)

Contract owner transactions:
Proceeds from units sold	12,379,612	7,994,100
Cost of units redeemed	(10,281,760)	(15,700,233)
Account charges	(26,937)	(28,771)
Increase (decrease)	2,070,915	(7,734,904)
Net increase (decrease)	7,683,211	(9,930,273)
Net assets, beginning	29,658,602	39,588,875
Net assets, ending	$37,341,813	$29,658,602

Units sold	5,418,917	3,589,544
Units redeemed	(4,528,220)	(7,008,311)
Net increase (decrease)	890,697	(3,418,767)
Units outstanding, beginning	14,353,083	17,771,850
Units outstanding, ending	15,243,780	14,353,083

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$89,507,824
Cost of units redeemed/account charges	(65,851,978)
Net investment income (loss)	1,702,873
Net realized gain (loss)	3,605,816
Realized gain distributions	7,385,147
Net change in unrealized appreciation (depreciation)	992,131
Net assets	$37,341,813

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.45	15,105	$36,954	1.25%	18.5%	12/31/2019	$2.51	0	$0	1.00%	18.8%	12/31/2019	$2.58	0	$0	0.75%	19.1%
12/31/2018	2.06	14,235	29,383	1.25%	-7.3%	12/31/2018	2.11	0	0	1.00%	-7.0%	12/31/2018	2.17	0	0	0.75%	-6.8%
12/31/2017	2.23	17,662	39,316	1.25%	13.3%	12/31/2017	2.27	0	0	1.00%	13.6%	12/31/2017	2.32	0	0	0.75%	13.9%
12/31/2016	1.96	16,424	32,271	1.25%	5.2%	12/31/2016	2.00	0	0	1.00%	5.5%	12/31/2016	2.04	0	0	0.75%	5.7%
12/31/2015	1.87	13,986	26,117	1.25%	-2.5%	12/31/2015	1.90	0	0	1.00%	-2.2%	12/31/2015	1.93	0	0	0.75%	-2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.65	0	$0	0.50%	19.4%	12/31/2019	$2.72	0	$0	0.25%	19.7%	12/31/2019	$2.80	139	$388	0.00%	20.0%
12/31/2018	2.22	0	0	0.50%	-6.6%	12/31/2018	2.27	0	0	0.25%	-6.3%	12/31/2018	2.33	118	275	0.00%	-6.1%
12/31/2017	2.38	0	0	0.50%	14.1%	12/31/2017	2.43	0	0	0.25%	14.4%	12/31/2017	2.48	110	273	0.00%	14.7%
12/31/2016	2.08	0	0	0.50%	6.0%	12/31/2016	2.12	0	0	0.25%	6.3%	12/31/2016	2.16	647	1,399	0.00%	6.5%
12/31/2015	1.96	0	0	0.50%	-1.7%	12/31/2015	2.00	0	0	0.25%	-1.5%	12/31/2015	2.03	2,218	4,502	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	2.1%
2017	1.9%
2016	1.3%
2015	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2040 Portfolio A Class - 06-407
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,777,476	$16,789,012	1,349,452
Receivables: investments sold	8,309
Payables: investments purchased	-
Net assets	$17,785,785

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,667,691	6,194,183	$2.53
Band 100	2,118,094	815,365	2.60
Band 75	-	-	2.67
Band 50	-	-	2.74
Band 25	-	-	2.81
Band 0	-	-	2.89
Total	$17,785,785	7,009,548

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$211,368
Mortality & expense charges	(218,243)
Net investment income (loss)	(6,875)

Gain (loss) on investments:
Net realized gain (loss)	418,799
Realized gain distributions	1,128,169
Net change in unrealized appreciation (depreciation)	1,688,473
Net gain (loss)	3,235,441

Increase (decrease) in net assets from operations	$3,228,566

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,875)	$123,333
Net realized gain (loss)	418,799	1,834,732
Realized gain distributions	1,128,169	935,019
Net change in unrealized appreciation (depreciation)	1,688,473	(4,324,045)

Increase (decrease) in net assets from operations	3,228,566	(1,430,961)

Contract owner transactions:
Proceeds from units sold	4,442,484	4,235,991
Cost of units redeemed	(7,479,036)	(15,299,227)
Account charges	(19,021)	(22,487)
Increase (decrease)	(3,055,573)	(11,085,723)
Net increase (decrease)	172,993	(12,516,684)
Net assets, beginning	17,612,792	30,129,476
Net assets, ending	$17,785,785	$17,612,792

Units sold	1,889,588	1,849,267
Units redeemed	(3,155,262)	(6,634,814)
Net increase (decrease)	(1,265,674)	(4,785,547)
Units outstanding, beginning	8,275,222	13,060,769
Units outstanding, ending	7,009,548	8,275,222

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$65,826,468
Cost of units redeemed/account charges	(60,820,300)
Net investment income (loss)	846,581
Net realized gain (loss)	5,434,328
Realized gain distributions	5,510,244
Net change in unrealized appreciation (depreciation)	988,464
Net assets	$17,785,785

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.53	6,194	$15,668	1.25%	19.5%	12/31/2019	$2.60	815	$2,118	1.00%	19.8%	12/31/2019	$2.67	0	$0	0.75%	20.1%
12/31/2018	2.12	7,201	15,239	1.25%	-7.9%	12/31/2018	2.17	877	1,902	1.00%	-7.7%	12/31/2018	2.22	0	0	0.75%	-7.5%
12/31/2017	2.30	11,812	27,152	1.25%	14.4%	12/31/2017	2.35	1,044	2,451	1.00%	14.6%	12/31/2017	2.40	0	0	0.75%	14.9%
12/31/2016	2.01	13,656	27,453	1.25%	5.2%	12/31/2016	2.05	1,192	2,443	1.00%	5.5%	12/31/2016	2.09	0	0	0.75%	5.7%
12/31/2015	1.91	13,600	25,985	1.25%	-2.8%	12/31/2015	1.94	1,013	1,967	1.00%	-2.5%	12/31/2015	1.98	0	0	0.75%	-2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.74	0	$0	0.50%	20.4%	12/31/2019	$2.81	0	$0	0.25%	20.7%	12/31/2019	$2.89	0	$0	0.00%	21.0%
12/31/2018	2.28	0	0	0.50%	-7.2%	12/31/2018	2.33	0	0	0.25%	-7.0%	12/31/2018	2.39	197	471	0.00%	-6.8%
12/31/2017	2.45	0	0	0.50%	15.2%	12/31/2017	2.51	0	0	0.25%	15.5%	12/31/2017	2.56	205	526	0.00%	15.8%
12/31/2016	2.13	0	0	0.50%	6.0%	12/31/2016	2.17	0	0	0.25%	6.3%	12/31/2016	2.21	200	442	0.00%	6.5%
12/31/2015	2.01	0	0	0.50%	-2.1%	12/31/2015	2.04	0	0	0.25%	-1.8%	12/31/2015	2.08	214	444	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.2%
2018	1.7%
2017	1.6%
2016	0.9%
2015	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2040 Portfolio Investor Class - 06-417
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,541,808	$29,262,922	2,318,942
Receivables: investments sold	21,854
Payables: investments purchased	-
Net assets	$30,563,662

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,547,854	11,766,997	$2.60
Band 100	-	-	2.67
Band 75	-	-	2.74
Band 50	-	-	2.81
Band 25	-	-	2.89
Band 0	15,808	5,329	2.97
Total	$30,563,662	11,772,326

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$438,977
Mortality & expense charges	(366,805)
Net investment income (loss)	72,172

Gain (loss) on investments:
Net realized gain (loss)	443,567
Realized gain distributions	1,934,451
Net change in unrealized appreciation (depreciation)	2,842,915
Net gain (loss)	5,220,933

Increase (decrease) in net assets from operations	$5,293,105

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$72,172	$261,490
Net realized gain (loss)	443,567	2,084,963
Realized gain distributions	1,934,451	1,428,704
Net change in unrealized appreciation (depreciation)	2,842,915	(5,872,225)

Increase (decrease) in net assets from operations	5,293,105	(2,097,068)

Contract owner transactions:
Proceeds from units sold	7,181,247	6,994,973
Cost of units redeemed	(9,257,575)	(19,297,780)
Account charges	(32,178)	(27,500)
Increase (decrease)	(2,108,506)	(12,330,307)
Net increase (decrease)	3,184,599	(14,427,375)
Net assets, beginning	27,379,063	41,806,438
Net assets, ending	$30,563,662	$27,379,063

Units sold	3,000,173	3,009,730
Units redeemed	(3,863,858)	(8,181,370)
Net increase (decrease)	(863,685)	(5,171,640)
Units outstanding, beginning	12,636,011	17,807,651
Units outstanding, ending	11,772,326	12,636,011

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$85,552,153
Cost of units redeemed/account charges	(70,567,415)
Net investment income (loss)	1,857,046
Net realized gain (loss)	4,881,001
Realized gain distributions	7,561,991
Net change in unrealized appreciation (depreciation)	1,278,886
Net assets	$30,563,662

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.60	11,767	$30,548	1.25%	19.8%	12/31/2019	$2.67	0	$0	1.00%	20.1%	12/31/2019	$2.74	0	$0	0.75%	20.4%
12/31/2018	2.17	12,635	27,377	1.25%	-7.7%	12/31/2018	2.22	0	0	1.00%	-7.5%	12/31/2018	2.27	0	0	0.75%	-7.2%
12/31/2017	2.35	17,797	41,777	1.25%	14.6%	12/31/2017	2.40	0	0	1.00%	14.9%	12/31/2017	2.45	0	0	0.75%	15.2%
12/31/2016	2.05	18,264	37,402	1.25%	5.5%	12/31/2016	2.09	0	0	1.00%	5.7%	12/31/2016	2.13	0	0	0.75%	6.0%
12/31/2015	1.94	15,379	29,858	1.25%	-2.5%	12/31/2015	1.97	0	0	1.00%	-2.3%	12/31/2015	2.01	0	0	0.75%	-2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.81	0	$0	0.50%	20.7%	12/31/2019	$2.89	0	$0	0.25%	21.0%	12/31/2019	$2.97	5	$16	0.00%	21.3%
12/31/2018	2.33	0	0	0.50%	-7.0%	12/31/2018	2.39	0	0	0.25%	-6.8%	12/31/2018	2.45	1	2	0.00%	-6.5%
12/31/2017	2.51	0	0	0.50%	15.5%	12/31/2017	2.56	0	0	0.25%	15.8%	12/31/2017	2.62	11	29	0.00%	16.1%
12/31/2016	2.17	0	0	0.50%	6.3%	12/31/2016	2.21	0	0	0.25%	6.5%	12/31/2016	2.25	1,798	4,051	0.00%	6.8%
12/31/2015	2.04	0	0	0.50%	-1.8%	12/31/2015	2.08	0	0	0.25%	-1.6%	12/31/2015	2.11	2,863	6,041	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	2.0%
2017	1.8%
2016	1.2%
2015	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2045 Portfolio A Class - 06-408
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,178,189	$14,507,217	920,125
Receivables: investments sold	3,875
Payables: investments purchased	-
Net assets	$15,182,064

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,923,589	5,275,635	$2.64
Band 100	1,258,475	464,282	2.71
Band 75	-	-	2.78
Band 50	-	-	2.86
Band 25	-	-	2.94
Band 0	-	-	3.02
Total	$15,182,064	5,739,917

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$155,953
Mortality & expense charges	(191,927)
Net investment income (loss)	(35,974)

Gain (loss) on investments:
Net realized gain (loss)	372,668
Realized gain distributions	1,064,610
Net change in unrealized appreciation (depreciation)	1,537,919
Net gain (loss)	2,975,197

Increase (decrease) in net assets from operations	$2,939,223

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(35,974)	$102,986
Net realized gain (loss)	372,668	855,796
Realized gain distributions	1,064,610	831,132
Net change in unrealized appreciation (depreciation)	1,537,919	(3,102,585)

Increase (decrease) in net assets from operations	2,939,223	(1,312,671)

Contract owner transactions:
Proceeds from units sold	3,996,979	4,433,917
Cost of units redeemed	(6,337,643)	(8,515,536)
Account charges	(20,405)	(23,679)
Increase (decrease)	(2,361,069)	(4,105,298)
Net increase (decrease)	578,154	(5,417,969)
Net assets, beginning	14,603,910	20,021,879
Net assets, ending	$15,182,064	$14,603,910

Units sold	1,648,364	1,855,085
Units redeemed	(2,556,908)	(3,558,504)
Net increase (decrease)	(908,544)	(1,703,419)
Units outstanding, beginning	6,648,461	8,351,880
Units outstanding, ending	5,739,917	6,648,461

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$48,424,020
Cost of units redeemed/account charges	(41,826,729)
Net investment income (loss)	531,014
Net realized gain (loss)	3,034,765
Realized gain distributions	4,348,022
Net change in unrealized appreciation (depreciation)	670,972
Net assets	$15,182,064

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.64	5,276	$13,924	1.25%	20.9%	12/31/2019	$2.71	464	$1,258	1.00%	21.2%	12/31/2019	$2.78	0	$0	0.75%	21.5%
12/31/2018	2.18	5,901	12,882	1.25%	-8.5%	12/31/2018	2.24	529	1,183	1.00%	-8.3%	12/31/2018	2.29	0	0	0.75%	-8.1%
12/31/2017	2.39	7,524	17,962	1.25%	15.8%	12/31/2017	2.44	638	1,556	1.00%	16.1%	12/31/2017	2.49	0	0	0.75%	16.3%
12/31/2016	2.06	7,731	15,942	1.25%	5.6%	12/31/2016	2.10	765	1,608	1.00%	5.9%	12/31/2016	2.14	0	0	0.75%	6.2%
12/31/2015	1.95	8,067	15,747	1.25%	-2.9%	12/31/2015	1.98	636	1,262	1.00%	-2.7%	12/31/2015	2.02	0	0	0.75%	-2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.86	0	$0	0.50%	21.8%	12/31/2019	$2.94	0	$0	0.25%	22.1%	12/31/2019	$3.02	0	$0	0.00%	22.4%
12/31/2018	2.35	0	0	0.50%	-7.9%	12/31/2018	2.40	0	0	0.25%	-7.6%	12/31/2018	2.46	219	539	0.00%	-7.4%
12/31/2017	2.55	0	0	0.50%	16.6%	12/31/2017	2.60	0	0	0.25%	16.9%	12/31/2017	2.66	190	505	0.00%	17.2%
12/31/2016	2.18	0	0	0.50%	6.4%	12/31/2016	2.23	0	0	0.25%	6.7%	12/31/2016	2.27	203	462	0.00%	7.0%
12/31/2015	2.05	0	0	0.50%	-2.2%	12/31/2015	2.09	0	0	0.25%	-1.9%	12/31/2015	2.12	207	439	0.00%	-1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.0%
2018	1.8%
2017	1.6%
2016	0.9%
2015	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2045 Portfolio Investor Class - 06-418
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,338,787	$24,640,333	1,520,284
Receivables: investments sold	-
Payables: investments purchased	(254,092)
Net assets	$25,084,695

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,929,718	9,189,761	$2.71
Band 100	-	-	2.79
Band 75	-	-	2.86
Band 50	-	-	2.94
Band 25	-	-	3.02
Band 0	154,977	49,999	3.10
Total	$25,084,695	9,239,760

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$323,268
Mortality & expense charges	(281,417)
Net investment income (loss)	41,851

Gain (loss) on investments:
Net realized gain (loss)	205,997
Realized gain distributions	1,773,116
Net change in unrealized appreciation (depreciation)	2,332,155
Net gain (loss)	4,311,268

Increase (decrease) in net assets from operations	$4,353,119

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$41,851	$174,899
Net realized gain (loss)	205,997	1,080,776
Realized gain distributions	1,773,116	1,154,296
Net change in unrealized appreciation (depreciation)	2,332,155	(4,128,422)

Increase (decrease) in net assets from operations	4,353,119	(1,718,451)

Contract owner transactions:
Proceeds from units sold	7,861,867	6,132,270
Cost of units redeemed	(7,660,305)	(11,118,434)
Account charges	(22,571)	(23,352)
Increase (decrease)	178,991	(5,009,516)
Net increase (decrease)	4,532,110	(6,727,967)
Net assets, beginning	20,552,585	27,280,552
Net assets, ending	$25,084,695	$20,552,585

Units sold	3,136,967	2,524,670
Units redeemed	(3,074,241)	(4,518,293)
Net increase (decrease)	62,726	(1,993,623)
Units outstanding, beginning	9,177,034	11,170,657
Units outstanding, ending	9,239,760	9,177,034

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$61,436,702
Cost of units redeemed/account charges	(46,491,054)
Net investment income (loss)	1,028,191
Net realized gain (loss)	2,727,600
Realized gain distributions	5,684,802
Net change in unrealized appreciation (depreciation)	698,454
Net assets	$25,084,695

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.71	9,190	$24,930	1.25%	21.2%	12/31/2019	$2.79	0	$0	1.00%	21.5%	12/31/2019	$2.86	0	$0	0.75%	21.8%
12/31/2018	2.24	9,137	20,450	1.25%	-8.3%	12/31/2018	2.29	0	0	1.00%	-8.1%	12/31/2018	2.35	0	0	0.75%	-7.9%
12/31/2017	2.44	11,138	27,192	1.25%	16.1%	12/31/2017	2.49	0	0	1.00%	16.3%	12/31/2017	2.55	0	0	0.75%	16.6%
12/31/2016	2.10	10,783	22,683	1.25%	5.8%	12/31/2016	2.14	0	0	1.00%	6.1%	12/31/2016	2.19	0	0	0.75%	6.4%
12/31/2015	1.99	8,550	16,996	1.25%	-2.6%	12/31/2015	2.02	0	0	1.00%	-2.4%	12/31/2015	2.06	0	0	0.75%	-2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.94	0	$0	0.50%	22.1%	12/31/2019	$3.02	0	$0	0.25%	22.4%	12/31/2019	$3.10	50	$155	0.00%	22.7%
12/31/2018	2.41	0	0	0.50%	-7.6%	12/31/2018	2.47	0	0	0.25%	-7.4%	12/31/2018	2.53	40	102	0.00%	-7.2%
12/31/2017	2.61	0	0	0.50%	16.9%	12/31/2017	2.66	0	0	0.25%	17.2%	12/31/2017	2.72	33	89	0.00%	17.5%
12/31/2016	2.23	0	0	0.50%	6.6%	12/31/2016	2.27	0	0	0.25%	6.9%	12/31/2016	2.32	525	1,215	0.00%	7.1%
12/31/2015	2.09	0	0	0.50%	-1.9%	12/31/2015	2.12	0	0	0.25%	-1.6%	12/31/2015	2.16	1,098	2,372	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	2.0%
2017	1.9%
2016	1.3%
2015	2.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2050 Portfolio A Class - 06-409
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,569,521	$10,974,946	850,316
Receivables: investments sold	11,794
Payables: investments purchased	-
Net assets	$11,581,315

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,940,917	4,031,541	$2.71
Band 100	640,398	229,761	2.79
Band 75	-	-	2.86
Band 50	-	-	2.94
Band 25	-	-	3.02
Band 0	-	-	3.10
Total	$11,581,315	4,261,302

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$124,416
Mortality & expense charges	(141,648)
Net investment income (loss)	(17,232)

Gain (loss) on investments:
Net realized gain (loss)	248,907
Realized gain distributions	770,706
Net change in unrealized appreciation (depreciation)	1,284,308
Net gain (loss)	2,303,921

Increase (decrease) in net assets from operations	$2,286,689

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(17,232)	$63,703
Net realized gain (loss)	248,907	662,937
Realized gain distributions	770,706	571,884
Net change in unrealized appreciation (depreciation)	1,284,308	(2,347,093)

Increase (decrease) in net assets from operations	2,286,689	(1,048,569)

Contract owner transactions:
Proceeds from units sold	3,323,648	4,044,973
Cost of units redeemed	(4,622,920)	(6,764,797)
Account charges	(20,506)	(21,405)
Increase (decrease)	(1,319,778)	(2,741,229)
Net increase (decrease)	966,911	(3,789,798)
Net assets, beginning	10,614,404	14,404,202
Net assets, ending	$11,581,315	$10,614,404

Units sold	1,325,395	1,648,974
Units redeemed	(1,828,879)	(2,765,798)
Net increase (decrease)	(503,484)	(1,116,824)
Units outstanding, beginning	4,764,786	5,881,610
Units outstanding, ending	4,261,302	4,764,786

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$38,786,160
Cost of units redeemed/account charges	(33,416,477)
Net investment income (loss)	355,246
Net realized gain (loss)	2,325,104
Realized gain distributions	2,936,707
Net change in unrealized appreciation (depreciation)	594,575
Net assets	$11,581,315

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.71	4,032	$10,941	1.25%	22.2%	12/31/2019	$2.79	230	$640	1.00%	22.5%	12/31/2019	$2.86	0	$0	0.75%	22.8%
12/31/2018	2.22	4,437	9,852	1.25%	-9.0%	12/31/2018	2.27	253	575	1.00%	-8.8%	12/31/2018	2.33	0	0	0.75%	-8.6%
12/31/2017	2.44	5,488	13,397	1.25%	16.7%	12/31/2017	2.49	275	685	1.00%	17.0%	12/31/2017	2.55	0	0	0.75%	17.3%
12/31/2016	2.09	5,741	12,002	1.25%	5.8%	12/31/2016	2.13	308	657	1.00%	6.1%	12/31/2016	2.17	0	0	0.75%	6.3%
12/31/2015	1.98	6,494	12,832	1.25%	-3.0%	12/31/2015	2.01	241	484	1.00%	-2.7%	12/31/2015	2.04	0	0	0.75%	-2.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.94	0	$0	0.50%	23.1%	12/31/2019	$3.02	0	$0	0.25%	23.5%	12/31/2019	$3.10	0	$0	0.00%	23.8%
12/31/2018	2.39	0	0	0.50%	-8.3%	12/31/2018	2.45	0	0	0.25%	-8.1%	12/31/2018	2.51	75	187	0.00%	-7.9%
12/31/2017	2.60	0	0	0.50%	17.6%	12/31/2017	2.66	0	0	0.25%	17.9%	12/31/2017	2.72	118	322	0.00%	18.2%
12/31/2016	2.21	0	0	0.50%	6.6%	12/31/2016	2.26	0	0	0.25%	6.9%	12/31/2016	2.30	131	302	0.00%	7.1%
12/31/2015	2.08	0	0	0.50%	-2.3%	12/31/2015	2.11	0	0	0.25%	-2.0%	12/31/2015	2.15	150	322	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	1.8%
2017	1.7%
2016	0.8%
2015	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2050 Portfolio Investor Class - 06-419
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,831,283	$18,158,667	1,377,853
Receivables: investments sold	-
Payables: investments purchased	(64,923)
Net assets	$18,766,360

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,647,372	6,694,638	$2.79
Band 100	-	-	2.86
Band 75	-	-	2.94
Band 50	-	-	3.02
Band 25	-	-	3.10
Band 0	118,988	37,387	3.18
Total	$18,766,360	6,732,025

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$249,196
Mortality & expense charges	(217,278)
Net investment income (loss)	31,918

Gain (loss) on investments:
Net realized gain (loss)	113,839
Realized gain distributions	1,251,325
Net change in unrealized appreciation (depreciation)	2,084,995
Net gain (loss)	3,450,159

Increase (decrease) in net assets from operations	$3,482,077

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$31,918	$132,616
Net realized gain (loss)	113,839	1,109,411
Realized gain distributions	1,251,325	843,021
Net change in unrealized appreciation (depreciation)	2,084,995	(3,473,297)

Increase (decrease) in net assets from operations	3,482,077	(1,388,249)

Contract owner transactions:
Proceeds from units sold	5,183,355	5,928,980
Cost of units redeemed	(5,649,349)	(10,420,114)
Account charges	(24,053)	(20,625)
Increase (decrease)	(490,047)	(4,511,759)
Net increase (decrease)	2,992,030	(5,900,008)
Net assets, beginning	15,774,330	21,674,338
Net assets, ending	$18,766,360	$15,774,330

Units sold	2,039,271	2,365,530
Units redeemed	(2,243,032)	(4,116,938)
Net increase (decrease)	(203,761)	(1,751,408)
Units outstanding, beginning	6,935,786	8,687,194
Units outstanding, ending	6,732,025	6,935,786

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$52,895,564
Cost of units redeemed/account charges	(43,019,102)
Net investment income (loss)	961,138
Net realized gain (loss)	2,974,952
Realized gain distributions	4,281,192
Net change in unrealized appreciation (depreciation)	672,616
Net assets	$18,766,360

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.79	6,695	$18,647	1.25%	22.5%	12/31/2019	$2.86	0	$0	1.00%	22.8%	12/31/2019	$2.94	0	$0	0.75%	23.1%
12/31/2018	2.27	6,908	15,703	1.25%	-8.9%	12/31/2018	2.33	0	0	1.00%	-8.6%	12/31/2018	2.39	0	0	0.75%	-8.4%
12/31/2017	2.49	8,674	21,639	1.25%	17.1%	12/31/2017	2.55	0	0	1.00%	17.4%	12/31/2017	2.60	0	0	0.75%	17.7%
12/31/2016	2.13	8,433	17,961	1.25%	6.1%	12/31/2016	2.17	0	0	1.00%	6.3%	12/31/2016	2.21	0	0	0.75%	6.6%
12/31/2015	2.01	6,575	13,203	1.25%	-2.8%	12/31/2015	2.04	0	0	1.00%	-2.6%	12/31/2015	2.08	0	0	0.75%	-2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.02	0	$0	0.50%	23.5%	12/31/2019	$3.10	0	$0	0.25%	23.8%	12/31/2019	$3.18	37	$119	0.00%	24.1%
12/31/2018	2.44	0	0	0.50%	-8.2%	12/31/2018	2.50	0	0	0.25%	-8.0%	12/31/2018	2.57	28	71	0.00%	-7.7%
12/31/2017	2.66	0	0	0.50%	18.0%	12/31/2017	2.72	0	0	0.25%	18.3%	12/31/2017	2.78	13	36	0.00%	18.6%
12/31/2016	2.26	0	0	0.50%	6.9%	12/31/2016	2.30	0	0	0.25%	7.1%	12/31/2016	2.34	1,770	4,150	0.00%	7.4%
12/31/2015	2.11	0	0	0.50%	-2.1%	12/31/2015	2.15	0	0	0.25%	-1.8%	12/31/2015	2.18	2,311	5,044	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	2.0%
2017	1.8%
2016	1.2%
2015	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2055 Portfolio A Class - 06-437
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,693,162	$6,343,488	449,765
Receivables: investments sold	8,339
Payables: investments purchased	-
Net assets	$6,701,501

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,670,622	3,653,150	$1.83
Band 100	30,879	16,545	1.87
Band 75	-	-	1.91
Band 50	-	-	1.95
Band 25	-	-	1.99
Band 0	-	-	2.04
Total	$6,701,501	3,669,695

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$70,346
Mortality & expense charges	(82,449)
Net investment income (loss)	(12,103)

Gain (loss) on investments:
Net realized gain (loss)	158,688
Realized gain distributions	389,792
Net change in unrealized appreciation (depreciation)	768,259
Net gain (loss)	1,316,739

Increase (decrease) in net assets from operations	$1,304,636

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12,103)	$33,742
Net realized gain (loss)	158,688	410,559
Realized gain distributions	389,792	248,071
Net change in unrealized appreciation (depreciation)	768,259	(1,258,786)

Increase (decrease) in net assets from operations	1,304,636	(566,414)

Contract owner transactions:
Proceeds from units sold	2,574,029	2,884,107
Cost of units redeemed	(2,833,316)	(4,122,253)
Account charges	(15,765)	(19,922)
Increase (decrease)	(275,052)	(1,258,068)
Net increase (decrease)	1,029,584	(1,824,482)
Net assets, beginning	5,671,917	7,496,399
Net assets, ending	$6,701,501	$5,671,917

Units sold	1,532,971	1,746,378
Units redeemed	(1,672,646)	(2,499,526)
Net increase (decrease)	(139,675)	(753,148)
Units outstanding, beginning	3,809,370	4,562,518
Units outstanding, ending	3,669,695	3,809,370

* Date of Fund Inception into Variable Account: 4 /1 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$18,723,825
Cost of units redeemed/account charges	(14,383,097)
Net investment income (loss)	97,514
Net realized gain (loss)	867,110
Realized gain distributions	1,046,475
Net change in unrealized appreciation (depreciation)	349,674
Net assets	$6,701,501

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.83	3,653	$6,671	1.25%	22.7%	12/31/2019	$1.87	17	$31	1.00%	23.0%	12/31/2019	$1.91	0	$0	0.75%	23.3%
12/31/2018	1.49	3,777	5,621	1.25%	-9.4%	12/31/2018	1.52	17	25	1.00%	-9.2%	12/31/2018	1.55	0	0	0.75%	-9.0%
12/31/2017	1.64	4,542	7,461	1.25%	17.3%	12/31/2017	1.67	17	28	1.00%	17.6%	12/31/2017	1.70	0	0	0.75%	17.9%
12/31/2016	1.40	4,051	5,674	1.25%	5.9%	12/31/2016	1.42	17	24	1.00%	6.2%	12/31/2016	1.44	0	0	0.75%	6.5%
12/31/2015	1.32	3,669	4,852	1.25%	-3.0%	12/31/2015	1.34	18	24	1.00%	-2.8%	12/31/2015	1.35	0	0	0.75%	-2.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.95	0	$0	0.50%	23.6%	12/31/2019	$1.99	0	$0	0.25%	23.9%	12/31/2019	$2.04	0	$0	0.00%	24.2%
12/31/2018	1.58	0	0	0.50%	-8.7%	12/31/2018	1.61	0	0	0.25%	-8.5%	12/31/2018	1.64	16	26	0.00%	-8.3%
12/31/2017	1.73	0	0	0.50%	18.2%	12/31/2017	1.76	0	0	0.25%	18.5%	12/31/2017	1.79	4	8	0.00%	18.8%
12/31/2016	1.46	0	0	0.50%	6.7%	12/31/2016	1.48	0	0	0.25%	7.0%	12/31/2016	1.50	4	5	0.00%	7.2%
12/31/2015	1.37	0	0	0.50%	-2.3%	12/31/2015	1.39	0	0	0.25%	-2.1%	12/31/2015	1.40	1	2	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	1.8%
2017	1.6%
2016	0.9%
2015	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Disciplined Growth Fund A Class - 06-697
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,152	$1,083	53
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,152

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,152	482	$2.39
Band 100	-	-	2.44
Band 75	-	-	2.48
Band 50	-	-	2.53
Band 25	-	-	2.58
Band 0	-	-	2.63
Total	$1,152	482

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(40)
Net investment income (loss)	(40)

Gain (loss) on investments:
Net realized gain (loss)	(544)
Realized gain distributions	92
Net change in unrealized appreciation (depreciation)	1,610
Net gain (loss)	1,158

Increase (decrease) in net assets from operations	$1,118

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(40)	$(1,188)
Net realized gain (loss)	(544)	93,439
Realized gain distributions	92	1,145
Net change in unrealized appreciation (depreciation)	1,610	(71,196)

Increase (decrease) in net assets from operations	1,118	22,200

Contract owner transactions:
Proceeds from units sold	796	14,165
Cost of units redeemed	(7,016)	(510,005)
Account charges	(14)	(75)
Increase (decrease)	(6,234)	(495,915)
Net increase (decrease)	(5,116)	(473,715)
Net assets, beginning	6,268	479,983
Net assets, ending	$1,152	$6,268

Units sold	374	6,816
Units redeemed	(3,247)	(242,417)
Net increase (decrease)	(2,873)	(235,601)
Units outstanding, beginning	3,355	238,956
Units outstanding, ending	482	3,355

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,517,423
Cost of units redeemed/account charges	(1,854,834)
Net investment income (loss)	(29,771)
Net realized gain (loss)	264,551
Realized gain distributions	103,714
Net change in unrealized appreciation (depreciation)	69
Net assets	$1,152

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.39	0	$1	1.25%	28.0%	12/31/2019	$2.44	0	$0	1.00%	28.4%	12/31/2019	$2.48	0	$0	0.75%	28.7%
12/31/2018	1.87	3	6	1.25%	-7.0%	12/31/2018	1.90	0	0	1.00%	-6.8%	12/31/2018	1.93	0	0	0.75%	-6.5%
12/31/2017	2.01	239	480	1.25%	24.2%	12/31/2017	2.04	0	0	1.00%	24.5%	12/31/2017	2.07	0	0	0.75%	24.8%
12/31/2016	1.62	576	931	1.25%	6.8%	12/31/2016	1.64	0	0	1.00%	7.1%	12/31/2016	1.65	0	0	0.75%	7.4%
12/31/2015	1.51	648	981	1.25%	-3.0%	12/31/2015	1.53	0	0	1.00%	-2.8%	12/31/2015	1.54	0	0	0.75%	-2.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.53	0	$0	0.50%	29.0%	12/31/2019	$2.58	0	$0	0.25%	29.3%	12/31/2019	$2.63	0	$0	0.00%	29.7%
12/31/2018	1.96	0	0	0.50%	-6.3%	12/31/2018	2.00	0	0	0.25%	-6.1%	12/31/2018	2.03	0	0	0.00%	-5.8%
12/31/2017	2.09	0	0	0.50%	25.1%	12/31/2017	2.12	0	0	0.25%	25.4%	12/31/2017	2.15	0	0	0.00%	25.8%
12/31/2016	1.67	0	0	0.50%	7.7%	12/31/2016	1.69	0	0	0.25%	7.9%	12/31/2016	1.71	0	0	0.00%	8.2%
12/31/2015	1.56	0	0	0.50%	-2.3%	12/31/2015	1.57	0	0	0.25%	-2.0%	12/31/2015	1.58	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.5%
2016	0.6%
2015	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century International Core Equity Fund A Class - 06-CKN (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.17
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	1.25%	14.5%	12/31/2019	$1.17	0	$0	1.00%	14.5%	12/31/2019	$1.19	0	$0	0.75%	15.1%
12/31/2018	1.02	0	0	1.25%	-18.1%	12/31/2018	1.02	0	0	1.00%	-18.1%	12/31/2018	1.04	0	0	0.75%	-17.7%
12/31/2017	1.25	0	0	1.25%	23.9%	12/31/2017	1.25	0	0	1.00%	23.9%	12/31/2017	1.26	0	0	0.75%	24.5%
12/31/2016	1.01	0	0	1.25%	0.9%	12/31/2016	1.01	0	0	1.00%	1.0%	12/31/2016	1.01	0	0	0.75%	1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	0.50%	15.4%	12/31/2019	$1.22	0	$0	0.25%	15.7%	12/31/2019	$1.23	0	$0	0.00%	15.9%
12/31/2018	1.04	0	0	0.50%	-17.5%	12/31/2018	1.05	0	0	0.25%	-17.3%	12/31/2018	1.06	0	0	0.00%	-17.1%
12/31/2017	1.27	0	0	0.50%	24.8%	12/31/2017	1.27	0	0	0.25%	25.1%	12/31/2017	1.28	0	0	0.00%	25.4%
12/31/2016	1.01	0	0	0.50%	1.4%	12/31/2016	1.02	0	0	0.25%	1.5%	12/31/2016	1.02	0	0	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century International Core Equity Fund Inv Class - 06-CKP (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	1.25%	14.8%	12/31/2019	$1.19	0	$0	1.00%	15.1%	12/31/2019	$1.20	0	$0	0.75%	15.4%
12/31/2018	1.03	0	0	1.25%	-17.9%	12/31/2018	1.04	0	0	1.00%	-17.7%	12/31/2018	1.04	0	0	0.75%	-17.5%
12/31/2017	1.26	0	0	1.25%	24.2%	12/31/2017	1.26	0	0	1.00%	24.6%	12/31/2017	1.27	0	0	0.75%	24.9%
12/31/2016	1.01	0	0	1.25%	1.0%	12/31/2016	1.01	0	0	1.00%	1.2%	12/31/2016	1.01	0	0	0.75%	1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	0	$0	0.50%	15.7%	12/31/2019	$1.23	0	$0	0.25%	16.0%	12/31/2019	$1.24	0	$0	0.00%	16.3%
12/31/2018	1.05	0	0	0.50%	-17.3%	12/31/2018	1.06	0	0	0.25%	-17.1%	12/31/2018	1.06	0	0	0.00%	-16.9%
12/31/2017	1.27	0	0	0.50%	25.2%	12/31/2017	1.28	0	0	0.25%	25.5%	12/31/2017	1.28	0	0	0.00%	25.8%
12/31/2016	1.01	0	0	0.50%	1.5%	12/31/2016	1.02	0	0	0.25%	1.7%	12/31/2016	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2060 Portfolio A Class - 06-CKR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,642,660	$1,578,342	124,794
Receivables: investments sold	7,129
Payables: investments purchased	-
Net assets	$1,649,789

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,649,789	1,183,972	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.42
Band 50	-	-	1.43
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$1,649,789	1,183,972

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$17,673
Mortality & expense charges	(16,279)
Net investment income (loss)	1,394

Gain (loss) on investments:
Net realized gain (loss)	5,554
Realized gain distributions	66,854
Net change in unrealized appreciation (depreciation)	175,328
Net gain (loss)	247,736

Increase (decrease) in net assets from operations	$249,130

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,394	$8,002
Net realized gain (loss)	5,554	27,503
Realized gain distributions	66,854	20,946
Net change in unrealized appreciation (depreciation)	175,328	(146,668)

Increase (decrease) in net assets from operations	249,130	(90,217)

Contract owner transactions:
Proceeds from units sold	1,019,478	872,852
Cost of units redeemed	(475,673)	(553,475)
Account charges	(9,123)	(8,585)
Increase (decrease)	534,682	310,792
Net increase (decrease)	783,812	220,575
Net assets, beginning	865,977	645,402
Net assets, ending	$1,649,789	$865,977

Units sold	792,516	695,714
Units redeemed	(373,758)	(446,141)
Net increase (decrease)	418,758	249,573
Units outstanding, beginning	765,214	515,641
Units outstanding, ending	1,183,972	765,214

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,998,058
Cost of units redeemed/account charges	(1,584,044)
Net investment income (loss)	14,274
Net realized gain (loss)	66,680
Realized gain distributions	90,503
Net change in unrealized appreciation (depreciation)	64,318
Net assets	$1,649,789

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	1,184	$1,650	1.25%	23.1%	12/31/2019	$1.41	0	$0	1.00%	23.4%	12/31/2019	$1.42	0	$0	0.75%	23.7%
12/31/2018	1.13	765	866	1.25%	-9.6%	12/31/2018	1.14	0	0	1.00%	-9.4%	12/31/2018	1.15	0	0	0.75%	-9.1%
12/31/2017	1.25	516	645	1.25%	17.5%	12/31/2017	1.26	0	0	1.00%	17.8%	12/31/2017	1.26	0	0	0.75%	18.1%
12/31/2016	1.06	397	422	1.25%	6.5%	12/31/2016	1.07	0	0	1.00%	6.7%	12/31/2016	1.07	0	0	0.75%	6.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.43	0	$0	0.50%	24.1%	12/31/2019	$1.44	0	$0	0.25%	24.4%	12/31/2019	$1.46	0	$0	0.00%	24.7%
12/31/2018	1.15	0	0	0.50%	-8.9%	12/31/2018	1.16	0	0	0.25%	-8.7%	12/31/2018	1.17	0	0	0.00%	-8.4%
12/31/2017	1.27	0	0	0.50%	18.4%	12/31/2017	1.27	0	0	0.25%	18.7%	12/31/2017	1.28	0	0	0.00%	19.0%
12/31/2016	1.07	0	0	0.50%	7.0%	12/31/2016	1.07	0	0	0.25%	7.2%	12/31/2016	1.07	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	2.4%
2017	1.6%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2060 Portfolio Investor Class - 06-CKT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,641,790	$2,535,463	200,016
Receivables: investments sold	2,433
Payables: investments purchased	-
Net assets	$2,644,223

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,618,751	1,862,436	$1.41
Band 100	-	-	1.42
Band 75	-	-	1.43
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	25,472	17,311	1.47
Total	$2,644,223	1,879,747

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$34,919
Mortality & expense charges	(26,657)
Net investment income (loss)	8,262

Gain (loss) on investments:
Net realized gain (loss)	3,847
Realized gain distributions	107,099
Net change in unrealized appreciation (depreciation)	295,092
Net gain (loss)	406,038

Increase (decrease) in net assets from operations	$414,300

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$8,262	$19,725
Net realized gain (loss)	3,847	17,330
Realized gain distributions	107,099	36,428
Net change in unrealized appreciation (depreciation)	295,092	(227,369)

Increase (decrease) in net assets from operations	414,300	(153,886)

Contract owner transactions:
Proceeds from units sold	1,686,734	1,432,417
Cost of units redeemed	(956,894)	(427,581)
Account charges	(11,938)	(9,158)
Increase (decrease)	717,902	995,678
Net increase (decrease)	1,132,202	841,792
Net assets, beginning	1,512,021	670,229
Net assets, ending	$2,644,223	$1,512,021

Units sold	1,308,952	1,140,249
Units redeemed	(755,224)	(347,538)
Net increase (decrease)	553,728	792,711
Units outstanding, beginning	1,326,019	533,308
Units outstanding, ending	1,879,747	1,326,019

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,240,379
Cost of units redeemed/account charges	(1,932,533)
Net investment income (loss)	36,181
Net realized gain (loss)	47,476
Realized gain distributions	146,393
Net change in unrealized appreciation (depreciation)	106,327
Net assets	$2,644,223

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.41	1,862	$2,619	1.25%	23.3%	12/31/2019	$1.42	0	$0	1.00%	23.6%	12/31/2019	$1.43	0	$0	0.75%	23.9%
12/31/2018	1.14	1,320	1,505	1.25%	-9.3%	12/31/2018	1.15	0	0	1.00%	-9.0%	12/31/2018	1.16	0	0	0.75%	-8.8%
12/31/2017	1.26	533	669	1.25%	17.8%	12/31/2017	1.26	0	0	1.00%	18.1%	12/31/2017	1.27	0	0	0.75%	18.4%
12/31/2016	1.07	103	110	1.25%	6.7%	12/31/2016	1.07	0	0	1.00%	6.8%	12/31/2016	1.07	0	0	0.75%	7.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.44	0	$0	0.50%	24.3%	12/31/2019	$1.46	0	$0	0.25%	24.6%	12/31/2019	$1.47	17	$25	0.00%	24.9%
12/31/2018	1.16	0	0	0.50%	-8.6%	12/31/2018	1.17	0	0	0.25%	-8.4%	12/31/2018	1.18	6	7	0.00%	-8.1%
12/31/2017	1.27	0	0	0.50%	18.7%	12/31/2017	1.28	0	0	0.25%	19.0%	12/31/2017	1.28	1	1	0.00%	19.3%
12/31/2016	1.07	0	0	0.50%	7.2%	12/31/2016	1.07	0	0	0.25%	7.3%	12/31/2016	1.07	191	205	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
2018	3.2%
2017	2.1%
2016	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Emerging Markets Fund R6 Class - 06-CPK
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,243,818	$1,130,631	99,456
Receivables: investments sold	-
Payables: investments purchased	(17,516)
Net assets	$1,226,302

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,226,302	896,511	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.42
Total	$1,226,302	896,511

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$9,853
Mortality & expense charges	(11,746)
Net investment income (loss)	(1,893)

Gain (loss) on investments:
Net realized gain (loss)	(4,036)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	199,466
Net gain (loss)	195,430

Increase (decrease) in net assets from operations	$193,537

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,893)	$(3,489)
Net realized gain (loss)	(4,036)	(3,454)
Realized gain distributions	-	816
Net change in unrealized appreciation (depreciation)	199,466	(88,564)

Increase (decrease) in net assets from operations	193,537	(94,691)

Contract owner transactions:
Proceeds from units sold	518,627	669,603
Cost of units redeemed	(139,295)	(68,791)
Account charges	(1,632)	(174)
Increase (decrease)	377,700	600,638
Net increase (decrease)	571,237	505,947
Net assets, beginning	655,065	149,118
Net assets, ending	$1,226,302	$655,065

Units sold	435,120	536,306
Units redeemed	(117,850)	(62,672)
Net increase (decrease)	317,270	473,634
Units outstanding, beginning	579,241	105,607
Units outstanding, ending	896,511	579,241

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,428,843
Cost of units redeemed/account charges	(303,588)
Net investment income (loss)	(5,465)
Net realized gain (loss)	(7,491)
Realized gain distributions	816
Net change in unrealized appreciation (depreciation)	113,187
Net assets	$1,226,302

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	897	$1,226	1.25%	21.0%	12/31/2019	$1.38	0	$0	1.00%	21.3%	12/31/2019	$1.39	0	$0	0.75%	21.6%
12/31/2018	1.13	579	655	1.25%	-19.9%	12/31/2018	1.14	0	0	1.00%	-19.7%	12/31/2018	1.14	0	0	0.75%	-19.5%
12/31/2017	1.41	106	149	1.25%	44.5%	12/31/2017	1.42	0	0	1.00%	44.9%	12/31/2017	1.42	0	0	0.75%	45.3%
12/31/2016	0.98	0	0	1.25%	-2.3%	12/31/2016	0.98	0	0	1.00%	-2.3%	12/31/2016	0.98	0	0	0.75%	-2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.40	0	$0	0.50%	21.9%	12/31/2019	$1.41	0	$0	0.25%	22.2%	12/31/2019	$1.42	0	$0	0.00%	22.5%
12/31/2018	1.15	0	0	0.50%	-19.3%	12/31/2018	1.15	0	0	0.25%	-19.1%	12/31/2018	1.16	0	0	0.00%	-18.9%
12/31/2017	1.42	0	0	0.50%	45.6%	12/31/2017	1.43	0	0	0.25%	46.0%	12/31/2017	1.43	0	0	0.00%	46.4%
12/31/2016	0.98	0	0	0.50%	-2.3%	12/31/2016	0.98	0	0	0.25%	-2.3%	12/31/2016	0.98	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.0%
2018	0.3%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Equity Income Fund R6 Class - 06-CPM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$997,299	$994,200	109,021
Receivables: investments sold	-
Payables: investments purchased	(842)
Net assets	$996,457

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$996,457	757,220	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$996,457	757,220

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,077
Mortality & expense charges	(1,412)
Net investment income (loss)	1,665

Gain (loss) on investments:
Net realized gain (loss)	443
Realized gain distributions	6,911
Net change in unrealized appreciation (depreciation)	5,991
Net gain (loss)	13,345

Increase (decrease) in net assets from operations	$15,010

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,665	$296
Net realized gain (loss)	443	(1,346)
Realized gain distributions	6,911	898
Net change in unrealized appreciation (depreciation)	5,991	(1,011)

Increase (decrease) in net assets from operations	15,010	(1,163)

Contract owner transactions:
Proceeds from units sold	1,037,160	20,947
Cost of units redeemed	(79,289)	(20,954)
Account charges	(1,466)	(2)
Increase (decrease)	956,405	(9)
Net increase (decrease)	971,415	(1,172)
Net assets, beginning	25,042	26,214
Net assets, ending	$996,457	$25,042

Units sold	837,474	19,517
Units redeemed	(103,677)	(19,299)
Net increase (decrease)	733,797	218
Units outstanding, beginning	23,423	23,205
Units outstanding, ending	757,220	23,423

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,083,984
Cost of units redeemed/account charges	(102,037)
Net investment income (loss)	2,101
Net realized gain (loss)	(903)
Realized gain distributions	10,213
Net change in unrealized appreciation (depreciation)	3,099
Net assets	$996,457

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.32	757	$996	1.25%	23.1%	12/31/2019	$1.33	0	$0	1.00%	23.4%	12/31/2019	$1.34	0	$0	0.75%	23.7%
12/31/2018	1.07	23	25	1.25%	-5.4%	12/31/2018	1.07	0	0	1.00%	-5.1%	12/31/2018	1.08	0	0	0.75%	-4.9%
12/31/2017	1.13	23	26	1.25%	12.4%	12/31/2017	1.13	0	0	1.00%	12.7%	12/31/2017	1.14	0	0	0.75%	13.0%
12/31/2016	1.00	0	0	1.25%	0.5%	12/31/2016	1.01	0	0	1.00%	0.5%	12/31/2016	1.01	0	0	0.75%	0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	0	$0	0.50%	24.0%	12/31/2019	$1.36	0	$0	0.25%	24.3%	12/31/2019	$1.37	0	$0	0.00%	24.6%
12/31/2018	1.09	0	0	0.50%	-4.6%	12/31/2018	1.09	0	0	0.25%	-4.4%	12/31/2018	1.10	0	0	0.00%	-4.2%
12/31/2017	1.14	0	0	0.50%	13.3%	12/31/2017	1.14	0	0	0.25%	13.5%	12/31/2017	1.14	0	0	0.00%	13.8%
12/31/2016	1.01	0	0	0.50%	0.5%	12/31/2016	1.01	0	0	0.25%	0.5%	12/31/2016	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.6%
2018	2.3%
2017	1.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Growth Fund R6 Class - 06-CPN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$118,657	$112,087	3,195
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$118,649

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$118,649	70,885	$1.67
Band 100	-	-	1.69
Band 75	-	-	1.70
Band 50	-	-	1.71
Band 25	-	-	1.73
Band 0	-	-	1.74
Total	$118,649	70,885

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$790
Mortality & expense charges	(1,736)
Net investment income (loss)	(946)

Gain (loss) on investments:
Net realized gain (loss)	(99)
Realized gain distributions	6,772
Net change in unrealized appreciation (depreciation)	32,907
Net gain (loss)	39,580

Increase (decrease) in net assets from operations	$38,634

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(946)	$(435)
Net realized gain (loss)	(99)	(51)
Realized gain distributions	6,772	13,631
Net change in unrealized appreciation (depreciation)	32,907	(26,337)

Increase (decrease) in net assets from operations	38,634	(13,192)

Contract owner transactions:
Proceeds from units sold	12,684	191,818
Cost of units redeemed	(47,859)	(62,566)
Account charges	(469)	(401)
Increase (decrease)	(35,644)	128,851
Net increase (decrease)	2,990	115,659
Net assets, beginning	115,659	-
Net assets, ending	$118,649	$115,659

Units sold	8,554	137,026
Units redeemed	(30,407)	(44,288)
Net increase (decrease)	(21,853)	92,738
Units outstanding, beginning	92,738	-
Units outstanding, ending	70,885	92,738

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$204,502
Cost of units redeemed/account charges	(111,295)
Net investment income (loss)	(1,381)
Net realized gain (loss)	(150)
Realized gain distributions	20,403
Net change in unrealized appreciation (depreciation)	6,570
Net assets	$118,649

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.67	71	$119	1.25%	34.2%	12/31/2019	$1.69	0	$0	1.00%	34.5%	12/31/2019	$1.70	0	$0	0.75%	34.9%
12/31/2018	1.25	93	116	1.25%	-2.5%	12/31/2018	1.25	0	0	1.00%	-2.3%	12/31/2018	1.26	0	0	0.75%	-2.0%
12/31/2017	1.28	0	0	1.25%	29.0%	12/31/2017	1.28	0	0	1.00%	29.3%	12/31/2017	1.29	0	0	0.75%	29.6%
12/31/2016	0.99	0	0	1.25%	-0.8%	12/31/2016	0.99	0	0	1.00%	-0.8%	12/31/2016	0.99	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.71	0	$0	0.50%	35.2%	12/31/2019	$1.73	0	$0	0.25%	35.6%	12/31/2019	$1.74	0	$0	0.00%	35.9%
12/31/2018	1.27	0	0	0.50%	-1.8%	12/31/2018	1.27	0	0	0.25%	-1.5%	12/31/2018	1.28	0	0	0.00%	-1.3%
12/31/2017	1.29	0	0	0.50%	29.9%	12/31/2017	1.29	0	0	0.25%	30.3%	12/31/2017	1.30	0	0	0.00%	30.6%
12/31/2016	0.99	0	0	0.50%	-0.7%	12/31/2016	0.99	0	0	0.25%	-0.7%	12/31/2016	0.99	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	1.2%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Heritage Fund R6 Class - 06-CPP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,201,865	$1,196,349	52,365
Receivables: investments sold	456
Payables: investments purchased	-
Net assets	$1,202,321

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,202,321	808,151	$1.49
Band 100	-	-	1.50
Band 75	-	-	1.51
Band 50	-	-	1.52
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$1,202,321	808,151

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(16,442)
Net investment income (loss)	(16,442)

Gain (loss) on investments:
Net realized gain (loss)	(59,918)
Realized gain distributions	110,952
Net change in unrealized appreciation (depreciation)	388,485
Net gain (loss)	439,519

Increase (decrease) in net assets from operations	$423,077

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(16,442)	$(11,417)
Net realized gain (loss)	(59,918)	3,605
Realized gain distributions	110,952	240,596
Net change in unrealized appreciation (depreciation)	388,485	(383,030)

Increase (decrease) in net assets from operations	423,077	(150,246)

Contract owner transactions:
Proceeds from units sold	168,270	1,337,161
Cost of units redeemed	(730,594)	(254,858)
Account charges	(1,114)	(885)
Increase (decrease)	(563,438)	1,081,418
Net increase (decrease)	(140,361)	931,172
Net assets, beginning	1,342,682	411,510
Net assets, ending	$1,202,321	$1,342,682

Units sold	127,189	1,074,142
Units redeemed	(530,449)	(211,699)
Net increase (decrease)	(403,260)	862,443
Units outstanding, beginning	1,211,411	348,968
Units outstanding, ending	808,151	1,211,411

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,916,873
Cost of units redeemed/account charges	(987,516)
Net investment income (loss)	(27,975)
Net realized gain (loss)	(56,314)
Realized gain distributions	351,737
Net change in unrealized appreciation (depreciation)	5,516
Net assets	$1,202,321

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.49	808	$1,202	1.25%	34.2%	12/31/2019	$1.50	0	$0	1.00%	34.6%	12/31/2019	$1.51	0	$0	0.75%	34.9%
12/31/2018	1.11	1,211	1,343	1.25%	-6.0%	12/31/2018	1.11	0	0	1.00%	-5.8%	12/31/2018	1.12	0	0	0.75%	-5.5%
12/31/2017	1.18	349	412	1.25%	20.8%	12/31/2017	1.18	0	0	1.00%	21.1%	12/31/2017	1.19	0	0	0.75%	21.4%
12/31/2016	0.98	0	0	1.25%	-2.4%	12/31/2016	0.98	0	0	1.00%	-2.3%	12/31/2016	0.98	0	0	0.75%	-2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.52	0	$0	0.50%	35.2%	12/31/2019	$1.53	0	$0	0.25%	35.6%	12/31/2019	$1.55	0	$0	0.00%	35.9%
12/31/2018	1.13	0	0	0.50%	-5.3%	12/31/2018	1.13	0	0	0.25%	-5.1%	12/31/2018	1.14	0	0	0.00%	-4.8%
12/31/2017	1.19	0	0	0.50%	21.7%	12/31/2017	1.19	0	0	0.25%	22.0%	12/31/2017	1.19	0	0	0.00%	22.3%
12/31/2016	0.98	0	0	0.50%	-2.3%	12/31/2016	0.98	0	0	0.25%	-2.3%	12/31/2016	0.98	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2020 Portfolio R6 Class - 06-CPR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,662,660	$10,987,704	980,693
Receivables: investments sold	7,290
Payables: investments purchased	-
Net assets	$10,669,950

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,669,950	8,947,420	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$10,669,950	8,947,420

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$215,164
Mortality & expense charges	(154,072)
Net investment income (loss)	61,092

Gain (loss) on investments:
Net realized gain (loss)	(207,811)
Realized gain distributions	650,080
Net change in unrealized appreciation (depreciation)	1,025,313
Net gain (loss)	1,467,582

Increase (decrease) in net assets from operations	$1,528,674

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$61,092	$273,518
Net realized gain (loss)	(207,811)	(942)
Realized gain distributions	650,080	459,879
Net change in unrealized appreciation (depreciation)	1,025,313	(1,367,287)

Increase (decrease) in net assets from operations	1,528,674	(634,832)

Contract owner transactions:
Proceeds from units sold	6,578,674	9,420,036
Cost of units redeemed	(7,735,783)	(1,297,113)
Account charges	(6,370)	(1,488)
Increase (decrease)	(1,163,479)	8,121,435
Net increase (decrease)	365,195	7,486,603
Net assets, beginning	10,304,755	2,818,152
Net assets, ending	$10,669,950	$10,304,755

Units sold	5,791,770	8,571,976
Units redeemed	(6,782,219)	(1,211,396)
Net increase (decrease)	(990,449)	7,360,580
Units outstanding, beginning	9,937,869	2,577,289
Units outstanding, ending	8,947,420	9,937,869

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$18,734,896
Cost of units redeemed/account charges	(9,045,297)
Net investment income (loss)	379,272
Net realized gain (loss)	(208,603)
Realized gain distributions	1,134,726
Net change in unrealized appreciation (depreciation)	(325,044)
Net assets	$10,669,950

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	8,947	$10,670	1.25%	15.0%	12/31/2019	$1.20	0	$0	1.00%	15.3%	12/31/2019	$1.21	0	$0	0.75%	15.6%
12/31/2018	1.04	9,938	10,305	1.25%	-5.2%	12/31/2018	1.04	0	0	1.00%	-4.9%	12/31/2018	1.05	0	0	0.75%	-4.7%
12/31/2017	1.09	2,577	2,818	1.25%	9.7%	12/31/2017	1.10	0	0	1.00%	10.0%	12/31/2017	1.10	0	0	0.75%	10.3%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	0	$0	0.50%	15.9%	12/31/2019	$1.23	0	$0	0.25%	16.2%	12/31/2019	$1.24	0	$0	0.00%	16.5%
12/31/2018	1.05	0	0	0.50%	-4.5%	12/31/2018	1.06	0	0	0.25%	-4.2%	12/31/2018	1.06	0	0	0.00%	-4.0%
12/31/2017	1.10	0	0	0.50%	10.6%	12/31/2017	1.11	0	0	0.25%	10.8%	12/31/2017	1.11	0	0	0.00%	11.1%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.1%
2018	5.2%
2017	4.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2025 Portfolio R6 Class - 06-CPT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,766,301	$9,022,230	802,108
Receivables: investments sold	8,764
Payables: investments purchased	-
Net assets	$8,775,065

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,775,065	7,246,239	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$8,775,065	7,246,239

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$206,061
Mortality & expense charges	(94,238)
Net investment income (loss)	111,823

Gain (loss) on investments:
Net realized gain (loss)	(149,191)
Realized gain distributions	645,946
Net change in unrealized appreciation (depreciation)	301,140
Net gain (loss)	797,895

Increase (decrease) in net assets from operations	$909,718

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$111,823	$127,650
Net realized gain (loss)	(149,191)	(14,884)
Realized gain distributions	645,946	201,113
Net change in unrealized appreciation (depreciation)	301,140	(564,577)

Increase (decrease) in net assets from operations	909,718	(250,698)

Contract owner transactions:
Proceeds from units sold	7,370,368	4,391,727
Cost of units redeemed	(3,310,138)	(1,422,135)
Account charges	(5,477)	(1,151)
Increase (decrease)	4,054,753	2,968,441
Net increase (decrease)	4,964,471	2,717,743
Net assets, beginning	3,810,594	1,092,851
Net assets, ending	$8,775,065	$3,810,594

Units sold	6,441,997	4,008,572
Units redeemed	(2,855,758)	(1,337,105)
Net increase (decrease)	3,586,239	2,671,467
Units outstanding, beginning	3,660,000	988,533
Units outstanding, ending	7,246,239	3,660,000

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$12,832,227
Cost of units redeemed/account charges	(4,751,304)
Net investment income (loss)	257,998
Net realized gain (loss)	(164,075)
Realized gain distributions	856,148
Net change in unrealized appreciation (depreciation)	(255,929)
Net assets	$8,775,065

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	7,246	$8,775	1.25%	16.3%	12/31/2019	$1.22	0	$0	1.00%	16.6%	12/31/2019	$1.23	0	$0	0.75%	16.9%
12/31/2018	1.04	3,660	3,811	1.25%	-5.8%	12/31/2018	1.05	0	0	1.00%	-5.6%	12/31/2018	1.05	0	0	0.75%	-5.3%
12/31/2017	1.11	989	1,093	1.25%	11.2%	12/31/2017	1.11	0	0	1.00%	11.4%	12/31/2017	1.11	0	0	0.75%	11.7%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	0	$0	0.50%	17.2%	12/31/2019	$1.25	0	$0	0.25%	17.5%	12/31/2019	$1.26	0	$0	0.00%	17.8%
12/31/2018	1.06	0	0	0.50%	-5.1%	12/31/2018	1.06	0	0	0.25%	-4.9%	12/31/2018	1.07	0	0	0.00%	-4.6%
12/31/2017	1.11	0	0	0.50%	12.0%	12/31/2017	1.12	0	0	0.25%	12.3%	12/31/2017	1.12	0	0	0.00%	12.6%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.3%
2018	6.2%
2017	4.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2030 Portfolio R6 Class - 06-CPV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,483,404	$7,691,892	653,589
Receivables: investments sold	6,727
Payables: investments purchased	-
Net assets	$7,490,131

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,490,131	6,096,809	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$7,490,131	6,096,809

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$150,384
Mortality & expense charges	(84,224)
Net investment income (loss)	66,160

Gain (loss) on investments:
Net realized gain (loss)	(79,308)
Realized gain distributions	447,140
Net change in unrealized appreciation (depreciation)	520,184
Net gain (loss)	888,016

Increase (decrease) in net assets from operations	$954,176

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$66,160	$128,732
Net realized gain (loss)	(79,308)	(8,367)
Realized gain distributions	447,140	236,581
Net change in unrealized appreciation (depreciation)	520,184	(741,456)

Increase (decrease) in net assets from operations	954,176	(384,510)

Contract owner transactions:
Proceeds from units sold	4,421,474	4,252,810
Cost of units redeemed	(2,994,049)	(732,552)
Account charges	(3,171)	(863)
Increase (decrease)	1,424,254	3,519,395
Net increase (decrease)	2,378,430	3,134,885
Net assets, beginning	5,111,701	1,976,816
Net assets, ending	$7,490,131	$5,111,701

Units sold	3,787,588	3,787,681
Units redeemed	(2,580,230)	(669,424)
Net increase (decrease)	1,207,358	3,118,257
Units outstanding, beginning	4,889,451	1,771,194
Units outstanding, ending	6,096,809	4,889,451

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$11,470,644
Cost of units redeemed/account charges	(4,619,623)
Net investment income (loss)	226,046
Net realized gain (loss)	(80,826)
Realized gain distributions	702,378
Net change in unrealized appreciation (depreciation)	(208,488)
Net assets	$7,490,131

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.23	6,097	$7,490	1.25%	17.5%	12/31/2019	$1.24	0	$0	1.00%	17.8%	12/31/2019	$1.25	0	$0	0.75%	18.1%
12/31/2018	1.05	4,889	5,112	1.25%	-6.3%	12/31/2018	1.05	0	0	1.00%	-6.1%	12/31/2018	1.06	0	0	0.75%	-5.9%
12/31/2017	1.12	1,771	1,977	1.25%	12.3%	12/31/2017	1.12	0	0	1.00%	12.6%	12/31/2017	1.12	0	0	0.75%	12.9%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	0	$0	0.50%	18.4%	12/31/2019	$1.27	0	$0	0.25%	18.7%	12/31/2019	$1.28	0	$0	0.00%	19.0%
12/31/2018	1.06	0	0	0.50%	-5.6%	12/31/2018	1.07	0	0	0.25%	-5.4%	12/31/2018	1.07	0	0	0.00%	-5.1%
12/31/2017	1.12	0	0	0.50%	13.2%	12/31/2017	1.13	0	0	0.25%	13.5%	12/31/2017	1.13	0	0	0.00%	13.7%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.4%
2018	4.8%
2017	4.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2035 Portfolio R6 Class - 06-CPW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,726,539	$5,930,599	513,678
Receivables: investments sold	6,109
Payables: investments purchased	-
Net assets	$5,732,648

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,732,648	4,593,100	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$5,732,648	4,593,100

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$135,421
Mortality & expense charges	(65,201)
Net investment income (loss)	70,220

Gain (loss) on investments:
Net realized gain (loss)	(113,936)
Realized gain distributions	472,199
Net change in unrealized appreciation (depreciation)	282,443
Net gain (loss)	640,706

Increase (decrease) in net assets from operations	$710,926

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$70,220	$87,598
Net realized gain (loss)	(113,936)	803
Realized gain distributions	472,199	160,939
Net change in unrealized appreciation (depreciation)	282,443	(492,224)

Increase (decrease) in net assets from operations	710,926	(242,884)

Contract owner transactions:
Proceeds from units sold	5,364,039	3,029,258
Cost of units redeemed	(3,133,264)	(536,307)
Account charges	(3,409)	(952)
Increase (decrease)	2,227,366	2,491,999
Net increase (decrease)	2,938,292	2,249,115
Net assets, beginning	2,794,356	545,241
Net assets, ending	$5,732,648	$2,794,356

Units sold	4,615,692	2,875,449
Units redeemed	(2,684,139)	(697,052)
Net increase (decrease)	1,931,553	2,178,397
Units outstanding, beginning	2,661,547	483,150
Units outstanding, ending	4,593,100	2,661,547

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$8,965,971
Cost of units redeemed/account charges	(3,721,413)
Net investment income (loss)	167,372
Net realized gain (loss)	(112,222)
Realized gain distributions	637,000
Net change in unrealized appreciation (depreciation)	(204,060)
Net assets	$5,732,648

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	4,593	$5,733	1.25%	18.9%	12/31/2019	$1.26	0	$0	1.00%	19.2%	12/31/2019	$1.27	0	$0	0.75%	19.5%
12/31/2018	1.05	2,662	2,794	1.25%	-7.0%	12/31/2018	1.06	0	0	1.00%	-6.7%	12/31/2018	1.06	0	0	0.75%	-6.5%
12/31/2017	1.13	483	545	1.25%	13.5%	12/31/2017	1.13	0	0	1.00%	13.8%	12/31/2017	1.13	0	0	0.75%	14.1%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	0	$0	0.50%	19.8%	12/31/2019	$1.29	0	$0	0.25%	20.1%	12/31/2019	$1.30	0	$0	0.00%	20.4%
12/31/2018	1.07	0	0	0.50%	-6.3%	12/31/2018	1.07	0	0	0.25%	-6.0%	12/31/2018	1.08	0	0	0.00%	-5.8%
12/31/2017	1.14	0	0	0.50%	14.4%	12/31/2017	1.14	0	0	0.25%	14.6%	12/31/2017	1.14	0	0	0.00%	14.9%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.2%
2018	6.3%
2017	4.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2040 Portfolio R6 Class - 06-CPX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,299,555	$7,483,822	622,280
Receivables: investments sold	6,020
Payables: investments purchased	-
Net assets	$7,305,575

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,305,575	5,749,144	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$7,305,575	5,749,144

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$143,698
Mortality & expense charges	(80,737)
Net investment income (loss)	62,961

Gain (loss) on investments:
Net realized gain (loss)	(113,049)
Realized gain distributions	509,021
Net change in unrealized appreciation (depreciation)	535,798
Net gain (loss)	931,770

Increase (decrease) in net assets from operations	$994,731

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$62,961	$103,365
Net realized gain (loss)	(113,049)	2,233
Realized gain distributions	509,021	249,431
Net change in unrealized appreciation (depreciation)	535,798	(748,398)

Increase (decrease) in net assets from operations	994,731	(393,369)

Contract owner transactions:
Proceeds from units sold	5,084,895	3,509,334
Cost of units redeemed	(3,130,410)	(139,752)
Account charges	(3,169)	(1,463)
Increase (decrease)	1,951,316	3,368,119
Net increase (decrease)	2,946,047	2,974,750
Net assets, beginning	4,359,528	1,384,778
Net assets, ending	$7,305,575	$4,359,528

Units sold	4,256,119	3,035,694
Units redeemed	(2,630,634)	(125,419)
Net increase (decrease)	1,625,485	2,910,275
Units outstanding, beginning	4,123,659	1,213,384
Units outstanding, ending	5,749,144	4,123,659

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$9,998,941
Cost of units redeemed/account charges	(3,360,037)
Net investment income (loss)	188,755
Net realized gain (loss)	(109,304)
Realized gain distributions	771,487
Net change in unrealized appreciation (depreciation)	(184,267)
Net assets	$7,305,575

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	5,749	$7,306	1.25%	20.2%	12/31/2019	$1.28	0	$0	1.00%	20.5%	12/31/2019	$1.29	0	$0	0.75%	20.8%
12/31/2018	1.06	4,124	4,360	1.25%	-7.4%	12/31/2018	1.06	0	0	1.00%	-7.1%	12/31/2018	1.07	0	0	0.75%	-6.9%
12/31/2017	1.14	1,213	1,385	1.25%	14.9%	12/31/2017	1.14	0	0	1.00%	15.1%	12/31/2017	1.15	0	0	0.75%	15.4%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.30	0	$0	0.50%	21.1%	12/31/2019	$1.31	0	$0	0.25%	21.4%	12/31/2019	$1.32	0	$0	0.00%	21.7%
12/31/2018	1.07	0	0	0.50%	-6.7%	12/31/2018	1.08	0	0	0.25%	-6.4%	12/31/2018	1.08	0	0	0.00%	-6.2%
12/31/2017	1.15	0	0	0.50%	15.7%	12/31/2017	1.15	0	0	0.25%	16.0%	12/31/2017	1.16	0	0	0.00%	16.3%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.5%
2018	4.9%
2017	4.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2045 Portfolio R6 Class - 06-CPY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,031,368	$5,246,028	448,503
Receivables: investments sold	5,320
Payables: investments purchased	-
Net assets	$5,036,688

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,036,688	3,898,564	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$5,036,688	3,898,564

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$114,735
Mortality & expense charges	(59,310)
Net investment income (loss)	55,425

Gain (loss) on investments:
Net realized gain (loss)	(147,831)
Realized gain distributions	493,607
Net change in unrealized appreciation (depreciation)	379,755
Net gain (loss)	725,531

Increase (decrease) in net assets from operations	$780,956

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$55,425	$87,223
Net realized gain (loss)	(147,831)	8,525
Realized gain distributions	493,607	227,878
Net change in unrealized appreciation (depreciation)	379,755	(612,966)

Increase (decrease) in net assets from operations	780,956	(289,340)

Contract owner transactions:
Proceeds from units sold	3,405,569	2,929,488
Cost of units redeemed	(2,124,649)	(482,227)
Account charges	(3,120)	(1,391)
Increase (decrease)	1,277,800	2,445,870
Net increase (decrease)	2,058,756	2,156,530
Net assets, beginning	2,977,932	821,402
Net assets, ending	$5,036,688	$2,977,932

Units sold	2,868,430	2,515,310
Units redeemed	(1,773,512)	(422,944)
Net increase (decrease)	1,094,918	2,092,366
Units outstanding, beginning	2,803,646	711,280
Units outstanding, ending	3,898,564	2,803,646

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$7,123,734
Cost of units redeemed/account charges	(2,621,915)
Net investment income (loss)	158,552
Net realized gain (loss)	(139,103)
Realized gain distributions	730,080
Net change in unrealized appreciation (depreciation)	(214,660)
Net assets	$5,036,688

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	3,899	$5,037	1.25%	21.6%	12/31/2019	$1.30	0	$0	1.00%	21.9%	12/31/2019	$1.31	0	$0	0.75%	22.2%
12/31/2018	1.06	2,804	2,978	1.25%	-8.0%	12/31/2018	1.07	0	0	1.00%	-7.8%	12/31/2018	1.07	0	0	0.75%	-7.6%
12/31/2017	1.15	711	821	1.25%	16.4%	12/31/2017	1.16	0	0	1.00%	16.7%	12/31/2017	1.16	0	0	0.75%	17.0%
12/31/2016	0.99	0	0	1.25%	-0.8%	12/31/2016	0.99	0	0	1.00%	-0.8%	12/31/2016	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.32	0	$0	0.50%	22.5%	12/31/2019	$1.33	0	$0	0.25%	22.9%	12/31/2019	$1.34	0	$0	0.00%	23.2%
12/31/2018	1.08	0	0	0.50%	-7.3%	12/31/2018	1.08	0	0	0.25%	-7.1%	12/31/2018	1.09	0	0	0.00%	-6.9%
12/31/2017	1.16	0	0	0.50%	17.3%	12/31/2017	1.17	0	0	0.25%	17.6%	12/31/2017	1.17	0	0	0.00%	17.8%
12/31/2016	0.99	0	0	0.50%	-0.7%	12/31/2016	0.99	0	0	0.25%	-0.7%	12/31/2016	0.99	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.9%
2018	5.8%
2017	4.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2050 Portfolio R6 Class - 06-CRC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,391,887	$3,440,081	279,611
Receivables: investments sold	5,395
Payables: investments purchased	-
Net assets	$3,397,282

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,397,282	2,595,223	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$3,397,282	2,595,223

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$62,430
Mortality & expense charges	(41,852)
Net investment income (loss)	20,578

Gain (loss) on investments:
Net realized gain (loss)	(111,585)
Realized gain distributions	247,832
Net change in unrealized appreciation (depreciation)	416,363
Net gain (loss)	552,610

Increase (decrease) in net assets from operations	$573,188

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$20,578	$57,787
Net realized gain (loss)	(111,585)	8,685
Realized gain distributions	247,832	145,431
Net change in unrealized appreciation (depreciation)	416,363	(480,336)

Increase (decrease) in net assets from operations	573,188	(268,433)

Contract owner transactions:
Proceeds from units sold	2,572,332	2,496,410
Cost of units redeemed	(2,236,515)	(267,572)
Account charges	(2,570)	(884)
Increase (decrease)	333,247	2,227,954
Net increase (decrease)	906,435	1,959,521
Net assets, beginning	2,490,847	531,326
Net assets, ending	$3,397,282	$2,490,847

Units sold	2,113,247	2,111,988
Units redeemed	(1,855,351)	(230,837)
Net increase (decrease)	257,896	1,881,151
Units outstanding, beginning	2,337,327	456,176
Units outstanding, ending	2,595,223	2,337,327

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,596,030
Cost of units redeemed/account charges	(2,531,751)
Net investment income (loss)	86,652
Net realized gain (loss)	(102,694)
Realized gain distributions	397,239
Net change in unrealized appreciation (depreciation)	(48,194)
Net assets	$3,397,282

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	2,595	$3,397	1.25%	22.8%	12/31/2019	$1.32	0	$0	1.00%	23.1%	12/31/2019	$1.33	0	$0	0.75%	23.5%
12/31/2018	1.07	2,337	2,491	1.25%	-8.5%	12/31/2018	1.07	0	0	1.00%	-8.3%	12/31/2018	1.08	0	0	0.75%	-8.0%
12/31/2017	1.16	456	531	1.25%	17.5%	12/31/2017	1.17	0	0	1.00%	17.7%	12/31/2017	1.17	0	0	0.75%	18.0%
12/31/2016	0.99	0	0	1.25%	-0.8%	12/31/2016	0.99	0	0	1.00%	-0.8%	12/31/2016	0.99	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	0	$0	0.50%	23.8%	12/31/2019	$1.35	0	$0	0.25%	24.1%	12/31/2019	$1.36	0	$0	0.00%	24.4%
12/31/2018	1.08	0	0	0.50%	-7.8%	12/31/2018	1.09	0	0	0.25%	-7.6%	12/31/2018	1.09	0	0	0.00%	-7.3%
12/31/2017	1.17	0	0	0.50%	18.3%	12/31/2017	1.18	0	0	0.25%	18.6%	12/31/2017	1.18	0	0	0.00%	18.9%
12/31/2016	0.99	0	0	0.50%	-0.8%	12/31/2016	0.99	0	0	0.25%	-0.8%	12/31/2016	0.99	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.1%
2018	4.9%
2017	4.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2055 Portfolio R6 Class - 06-CRF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,879,096	$1,891,232	149,128
Receivables: investments sold	1,411
Payables: investments purchased	-
Net assets	$1,880,507

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,880,507	1,429,972	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$1,880,507	1,429,972

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$35,856
Mortality & expense charges	(21,978)
Net investment income (loss)	13,878

Gain (loss) on investments:
Net realized gain (loss)	(36,901)
Realized gain distributions	126,250
Net change in unrealized appreciation (depreciation)	214,583
Net gain (loss)	303,932

Increase (decrease) in net assets from operations	$317,810

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$13,878	$28,402
Net realized gain (loss)	(36,901)	868
Realized gain distributions	126,250	62,083
Net change in unrealized appreciation (depreciation)	214,583	(231,985)

Increase (decrease) in net assets from operations	317,810	(140,632)

Contract owner transactions:
Proceeds from units sold	1,256,309	1,194,001
Cost of units redeemed	(941,664)	(30,176)
Account charges	(1,464)	(316)
Increase (decrease)	313,181	1,163,509
Net increase (decrease)	630,991	1,022,877
Net assets, beginning	1,249,516	226,639
Net assets, ending	$1,880,507	$1,249,516

Units sold	1,038,483	1,004,108
Units redeemed	(780,060)	(26,332)
Net increase (decrease)	258,423	977,776
Units outstanding, beginning	1,171,549	193,773
Units outstanding, ending	1,429,972	1,171,549

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,685,933
Cost of units redeemed/account charges	(994,001)
Net investment income (loss)	45,955
Net realized gain (loss)	(35,429)
Realized gain distributions	190,185
Net change in unrealized appreciation (depreciation)	(12,136)
Net assets	$1,880,507

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.32	1,430	$1,881	1.25%	23.3%	12/31/2019	$1.33	0	$0	1.00%	23.6%	12/31/2019	$1.34	0	$0	0.75%	23.9%
12/31/2018	1.07	1,172	1,250	1.25%	-8.8%	12/31/2018	1.07	0	0	1.00%	-8.6%	12/31/2018	1.08	0	0	0.75%	-8.4%
12/31/2017	1.17	194	227	1.25%	17.9%	12/31/2017	1.17	0	0	1.00%	18.2%	12/31/2017	1.18	0	0	0.75%	18.5%
12/31/2016	0.99	0	0	1.25%	-0.8%	12/31/2016	0.99	0	0	1.00%	-0.8%	12/31/2016	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	0	$0	0.50%	24.2%	12/31/2019	$1.36	0	$0	0.25%	24.5%	12/31/2019	$1.37	0	$0	0.00%	24.9%
12/31/2018	1.08	0	0	0.50%	-8.1%	12/31/2018	1.09	0	0	0.25%	-7.9%	12/31/2018	1.09	0	0	0.00%	-7.7%
12/31/2017	1.18	0	0	0.50%	18.8%	12/31/2017	1.18	0	0	0.25%	19.1%	12/31/2017	1.19	0	0	0.00%	19.4%
12/31/2016	0.99	0	0	0.50%	-0.7%	12/31/2016	0.99	0	0	0.25%	-0.7%	12/31/2016	0.99	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	5.2%
2017	4.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice 2060 Portfolio R6 Class - 06-CRG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$457,414	$448,631	34,524
Receivables: investments sold	380
Payables: investments purchased	-
Net assets	$457,794

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$457,794	346,626	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$457,794	346,626

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$7,535
Mortality & expense charges	(3,943)
Net investment income (loss)	3,592

Gain (loss) on investments:
Net realized gain (loss)	4,177
Realized gain distributions	18,264
Net change in unrealized appreciation (depreciation)	23,227
Net gain (loss)	45,668

Increase (decrease) in net assets from operations	$49,260

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,592	$2,003
Net realized gain (loss)	4,177	316
Realized gain distributions	18,264	2,246
Net change in unrealized appreciation (depreciation)	23,227	(14,680)

Increase (decrease) in net assets from operations	49,260	(10,115)

Contract owner transactions:
Proceeds from units sold	484,858	108,123
Cost of units redeemed	(169,536)	(9,494)
Account charges	(745)	(56)
Increase (decrease)	314,577	98,573
Net increase (decrease)	363,837	88,458
Net assets, beginning	93,957	5,499
Net assets, ending	$457,794	$93,957

Units sold	402,446	91,847
Units redeemed	(143,961)	(8,399)
Net increase (decrease)	258,485	83,448
Units outstanding, beginning	88,141	4,693
Units outstanding, ending	346,626	88,141

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$600,070
Cost of units redeemed/account charges	(181,779)
Net investment income (loss)	5,666
Net realized gain (loss)	4,525
Realized gain distributions	20,529
Net change in unrealized appreciation (depreciation)	8,783
Net assets	$457,794

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.32	347	$458	1.25%	23.9%	12/31/2019	$1.33	0	$0	1.00%	24.2%	12/31/2019	$1.34	0	$0	0.75%	24.5%
12/31/2018	1.07	88	94	1.25%	-9.0%	12/31/2018	1.07	0	0	1.00%	-8.8%	12/31/2018	1.08	0	0	0.75%	-8.6%
12/31/2017	1.17	5	5	1.25%	18.2%	12/31/2017	1.17	0	0	1.00%	18.5%	12/31/2017	1.18	0	0	0.75%	18.8%
12/31/2016	0.99	0	0	1.25%	-0.9%	12/31/2016	0.99	0	0	1.00%	-0.9%	12/31/2016	0.99	0	0	0.75%	-0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	0	$0	0.50%	24.8%	12/31/2019	$1.36	0	$0	0.25%	25.1%	12/31/2019	$1.37	0	$0	0.00%	25.5%
12/31/2018	1.08	0	0	0.50%	-8.3%	12/31/2018	1.09	0	0	0.25%	-8.1%	12/31/2018	1.09	0	0	0.00%	-7.9%
12/31/2017	1.18	0	0	0.50%	19.1%	12/31/2017	1.18	0	0	0.25%	19.4%	12/31/2017	1.19	0	0	0.00%	19.7%
12/31/2016	0.99	0	0	0.50%	-0.8%	12/31/2016	0.99	0	0	0.25%	-0.8%	12/31/2016	0.99	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.7%
2018	5.0%
2017	3.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Mid Cap Value Fund R6 Class - 06-CRJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,294,770	$10,588,310	660,934
Receivables: investments sold	602
Payables: investments purchased	-
Net assets	$11,295,372

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,295,372	9,420,048	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$11,295,372	9,420,048

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$161,469
Mortality & expense charges	(100,500)
Net investment income (loss)	60,969

Gain (loss) on investments:
Net realized gain (loss)	(185,200)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,974,789
Net gain (loss)	1,789,589

Increase (decrease) in net assets from operations	$1,850,558

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$60,969	$18,172
Net realized gain (loss)	(185,200)	(33,529)
Realized gain distributions	-	527,524
Net change in unrealized appreciation (depreciation)	1,974,789	(1,238,641)

Increase (decrease) in net assets from operations	1,850,558	(726,474)

Contract owner transactions:
Proceeds from units sold	6,068,041	6,451,694
Cost of units redeemed	(1,994,756)	(1,658,644)
Account charges	(11,101)	(3,732)
Increase (decrease)	4,062,184	4,789,318
Net increase (decrease)	5,912,742	4,062,844
Net assets, beginning	5,382,630	1,319,786
Net assets, ending	$11,295,372	$5,382,630

Units sold	5,533,620	6,188,088
Units redeemed	(1,846,165)	(1,667,859)
Net increase (decrease)	3,687,455	4,520,229
Units outstanding, beginning	5,732,593	1,212,364
Units outstanding, ending	9,420,048	5,732,593

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$15,564,091
Cost of units redeemed/account charges	(5,521,269)
Net investment income (loss)	95,107
Net realized gain (loss)	(173,018)
Realized gain distributions	624,001
Net change in unrealized appreciation (depreciation)	706,460
Net assets	$11,295,372

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	9,420	$11,295	1.25%	27.7%	12/31/2019	$1.21	0	$0	1.00%	28.0%	12/31/2019	$1.22	0	$0	0.75%	28.3%
12/31/2018	0.94	5,733	5,383	1.25%	-13.7%	12/31/2018	0.94	0	0	1.00%	-13.5%	12/31/2018	0.95	0	0	0.75%	-13.3%
12/31/2017	1.09	1,212	1,320	1.25%	10.6%	12/31/2017	1.09	0	0	1.00%	10.9%	12/31/2017	1.09	0	0	0.75%	11.1%
12/31/2016	0.98	0	0	1.25%	-1.6%	12/31/2016	0.98	0	0	1.00%	-1.5%	12/31/2016	0.98	0	0	0.75%	-1.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.23	0	$0	0.50%	28.7%	12/31/2019	$1.24	0	$0	0.25%	29.0%	12/31/2019	$1.25	0	$0	0.00%	29.3%
12/31/2018	0.95	0	0	0.50%	-13.1%	12/31/2018	0.96	0	0	0.25%	-12.9%	12/31/2018	0.96	0	0	0.00%	-12.7%
12/31/2017	1.10	0	0	0.50%	11.4%	12/31/2017	1.10	0	0	0.25%	11.7%	12/31/2017	1.10	0	0	0.00%	12.0%
12/31/2016	0.98	0	0	0.50%	-1.5%	12/31/2016	0.99	0	0	0.25%	-1.5%	12/31/2016	0.99	0	0	0.00%	-1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
2018	1.4%
2017	5.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Real Estate Fund R6 Class - 06-CRK
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$417,663	$401,934	13,959
Receivables: investments sold	409
Payables: investments purchased	-
Net assets	$418,072

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$418,072	327,135	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$418,072	327,135

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$9,607
Mortality & expense charges	(4,650)
Net investment income (loss)	4,957

Gain (loss) on investments:
Net realized gain (loss)	1,630
Realized gain distributions	25,251
Net change in unrealized appreciation (depreciation)	57,909
Net gain (loss)	84,790

Increase (decrease) in net assets from operations	$89,747

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,957	$7,419
Net realized gain (loss)	1,630	(18,758)
Realized gain distributions	25,251	12,299
Net change in unrealized appreciation (depreciation)	57,909	(26,711)

Increase (decrease) in net assets from operations	89,747	(25,751)

Contract owner transactions:
Proceeds from units sold	132,694	60,133
Cost of units redeemed	(87,676)	(282,464)
Account charges	(805)	(925)
Increase (decrease)	44,213	(223,256)
Net increase (decrease)	133,960	(249,007)
Net assets, beginning	284,112	533,119
Net assets, ending	$418,072	$284,112

Units sold	115,424	59,364
Units redeemed	(76,216)	(280,168)
Net increase (decrease)	39,208	(220,804)
Units outstanding, beginning	287,927	508,731
Units outstanding, ending	327,135	287,927

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$825,141
Cost of units redeemed/account charges	(481,399)
Net investment income (loss)	12,011
Net realized gain (loss)	(13,476)
Realized gain distributions	60,066
Net change in unrealized appreciation (depreciation)	15,729
Net assets	$418,072

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	327	$418	1.25%	29.5%	12/31/2019	$1.29	0	$0	1.00%	29.8%	12/31/2019	$1.30	0	$0	0.75%	30.2%
12/31/2018	0.99	288	284	1.25%	-5.8%	12/31/2018	0.99	0	0	1.00%	-5.6%	12/31/2018	1.00	0	0	0.75%	-5.4%
12/31/2017	1.05	509	533	1.25%	4.2%	12/31/2017	1.05	0	0	1.00%	4.5%	12/31/2017	1.05	0	0	0.75%	4.8%
12/31/2016	1.01	0	0	1.25%	0.5%	12/31/2016	1.01	0	0	1.00%	0.6%	12/31/2016	1.01	0	0	0.75%	0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	0	$0	0.50%	30.5%	12/31/2019	$1.32	0	$0	0.25%	30.8%	12/31/2019	$1.33	0	$0	0.00%	31.1%
12/31/2018	1.00	0	0	0.50%	-5.1%	12/31/2018	1.01	0	0	0.25%	-4.9%	12/31/2018	1.01	0	0	0.00%	-4.6%
12/31/2017	1.06	0	0	0.50%	5.0%	12/31/2017	1.06	0	0	0.25%	5.3%	12/31/2017	1.06	0	0	0.00%	5.5%
12/31/2016	1.01	0	0	0.50%	0.6%	12/31/2016	1.01	0	0	0.25%	0.6%	12/31/2016	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.7%
2018	2.9%
2017	0.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Small Cap Value Fund R6 Class - 06-CRM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,653,866	$2,569,327	330,931
Receivables: investments sold	6,824
Payables: investments purchased	-
Net assets	$2,660,690

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,536,315	2,139,913	$1.19
Band 100	-	-	1.19
Band 75	124,375	103,342	1.20
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$2,660,690	2,243,255

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$10,589
Mortality & expense charges	(11,833)
Net investment income (loss)	(1,244)

Gain (loss) on investments:
Net realized gain (loss)	(16,843)
Realized gain distributions	43,668
Net change in unrealized appreciation (depreciation)	184,645
Net gain (loss)	211,470

Increase (decrease) in net assets from operations	$210,226

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,244)	$588
Net realized gain (loss)	(16,843)	(40,599)
Realized gain distributions	43,668	66,785
Net change in unrealized appreciation (depreciation)	184,645	(100,106)

Increase (decrease) in net assets from operations	210,226	(73,332)

Contract owner transactions:
Proceeds from units sold	2,330,925	508,879
Cost of units redeemed	(218,125)	(96,452)
Account charges	(1,419)	(12)
Increase (decrease)	2,111,381	412,415
Net increase (decrease)	2,321,607	339,083
Net assets, beginning	339,083	-
Net assets, ending	$2,660,690	$339,083

Units sold	2,062,781	645,700
Units redeemed	(196,730)	(268,496)
Net increase (decrease)	1,866,051	377,204
Units outstanding, beginning	377,204	-
Units outstanding, ending	2,243,255	377,204

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,839,804
Cost of units redeemed/account charges	(316,008)
Net investment income (loss)	(656)
Net realized gain (loss)	(57,442)
Realized gain distributions	110,453
Net change in unrealized appreciation (depreciation)	84,539
Net assets	$2,660,690

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	2,140	$2,536	1.25%	32.2%	12/31/2019	$1.19	0	$0	1.00%	32.6%	12/31/2019	$1.20	103	$124	0.75%	32.9%
12/31/2018	0.90	267	239	1.25%	-17.8%	12/31/2018	0.90	0	0	1.00%	-17.6%	12/31/2018	0.91	111	100	0.75%	-17.4%
12/31/2017	1.09	0	0	1.25%	9.2%	12/31/2017	1.09	0	0	1.00%	9.5%	12/31/2017	1.10	0	0	0.75%	9.7%
12/31/2016	1.00	0	0	1.25%	-0.2%	12/31/2016	1.00	0	0	1.00%	-0.1%	12/31/2016	1.00	0	0	0.75%	-0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	0	$0	0.50%	33.2%	12/31/2019	$1.22	0	$0	0.25%	33.6%	12/31/2019	$1.23	0	$0	0.00%	33.9%
12/31/2018	0.91	0	0	0.50%	-17.2%	12/31/2018	0.91	0	0	0.25%	-17.0%	12/31/2018	0.92	0	0	0.00%	-16.7%
12/31/2017	1.10	0	0	0.50%	10.0%	12/31/2017	1.10	0	0	0.25%	10.3%	12/31/2017	1.10	0	0	0.00%	10.6%
12/31/2016	1.00	0	0	0.50%	-0.1%	12/31/2016	1.00	0	0	0.25%	-0.1%	12/31/2016	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	1.3%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Strategic Allocation: Aggressive Fund R6 Class - 06-CRN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,378,881	$1,489,961	191,006
Receivables: investments sold	183
Payables: investments purchased	-
Net assets	$1,379,064

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,379,064	1,047,129	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$1,379,064	1,047,129

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$33,138
Mortality & expense charges	(18,615)
Net investment income (loss)	14,523

Gain (loss) on investments:
Net realized gain (loss)	(72,272)
Realized gain distributions	202,556
Net change in unrealized appreciation (depreciation)	159,383
Net gain (loss)	289,667

Increase (decrease) in net assets from operations	$304,190

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14,523	$5,620
Net realized gain (loss)	(72,272)	(4,154)
Realized gain distributions	202,556	117,753
Net change in unrealized appreciation (depreciation)	159,383	(240,514)

Increase (decrease) in net assets from operations	304,190	(121,295)

Contract owner transactions:
Proceeds from units sold	330,147	1,075,603
Cost of units redeemed	(507,207)	(339,781)
Account charges	(1,406)	(1,406)
Increase (decrease)	(178,466)	734,416
Net increase (decrease)	125,724	613,121
Net assets, beginning	1,253,340	640,219
Net assets, ending	$1,379,064	$1,253,340

Units sold	271,735	921,142
Units redeemed	(397,356)	(295,075)
Net increase (decrease)	(125,621)	626,067
Units outstanding, beginning	1,172,750	546,683
Units outstanding, ending	1,047,129	1,172,750

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,389,304
Cost of units redeemed/account charges	(4,512,391)
Net investment income (loss)	6,002
Net realized gain (loss)	236,592
Realized gain distributions	370,637
Net change in unrealized appreciation (depreciation)	(111,080)
Net assets	$1,379,064

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.32	1,047	$1,379	1.25%	23.2%	12/31/2019	$1.33	0	$0	1.00%	23.5%	12/31/2019	$1.34	0	$0	0.75%	23.8%
12/31/2018	1.07	1,173	1,253	1.25%	-8.7%	12/31/2018	1.07	0	0	1.00%	-8.5%	12/31/2018	1.08	0	0	0.75%	-8.3%
12/31/2017	1.17	547	640	1.25%	18.1%	12/31/2017	1.17	0	0	1.00%	18.4%	12/31/2017	1.18	0	0	0.75%	18.7%
12/31/2016	0.99	0	0	1.25%	-0.8%	12/31/2016	0.99	0	0	1.00%	-0.8%	12/31/2016	0.99	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	0	$0	0.50%	24.2%	12/31/2019	$1.36	0	$0	0.25%	24.5%	12/31/2019	$1.37	0	$0	0.00%	24.8%
12/31/2018	1.09	0	0	0.50%	-8.1%	12/31/2018	1.09	0	0	0.25%	-7.8%	12/31/2018	1.10	0	0	0.00%	-7.6%
12/31/2017	1.18	0	0	0.50%	19.0%	12/31/2017	1.18	0	0	0.25%	19.2%	12/31/2017	1.19	0	0	0.00%	19.5%
12/31/2016	0.99	0	0	0.50%	-0.8%	12/31/2016	0.99	0	0	0.25%	-0.8%	12/31/2016	0.99	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.5%
2018	2.0%
2017	3.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Strategic Allocation: Moderate Fund R6 Class - 06-CRR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,891,648	$2,115,303	310,763
Receivables: investments sold	902
Payables: investments purchased	-
Net assets	$1,892,550

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,892,550	1,502,943	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$1,892,550	1,502,943

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$33,547
Mortality & expense charges	(21,144)
Net investment income (loss)	12,403

Gain (loss) on investments:
Net realized gain (loss)	(17,635)
Realized gain distributions	209,742
Net change in unrealized appreciation (depreciation)	91,672
Net gain (loss)	283,779

Increase (decrease) in net assets from operations	$296,182

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$12,403	$11,059
Net realized gain (loss)	(17,635)	(7,532)
Realized gain distributions	209,742	131,753
Net change in unrealized appreciation (depreciation)	91,672	(264,740)

Increase (decrease) in net assets from operations	296,182	(129,460)

Contract owner transactions:
Proceeds from units sold	264,081	1,194,711
Cost of units redeemed	(127,030)	(326,061)
Account charges	(930)	(726)
Increase (decrease)	136,121	867,924
Net increase (decrease)	432,303	738,464
Net assets, beginning	1,460,247	721,783
Net assets, ending	$1,892,550	$1,460,247

Units sold	223,640	1,038,770
Units redeemed	(107,770)	(287,767)
Net increase (decrease)	115,870	751,003
Units outstanding, beginning	1,387,073	636,070
Units outstanding, ending	1,502,943	1,387,073

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,807,123
Cost of units redeemed/account charges	(3,272,234)
Net investment income (loss)	34,704
Net realized gain (loss)	142,371
Realized gain distributions	404,241
Net change in unrealized appreciation (depreciation)	(223,655)
Net assets	$1,892,550

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	1,503	$1,893	1.25%	19.6%	12/31/2019	$1.27	0	$0	1.00%	19.9%	12/31/2019	$1.28	0	$0	0.75%	20.2%
12/31/2018	1.05	1,387	1,460	1.25%	-7.2%	12/31/2018	1.06	0	0	1.00%	-7.0%	12/31/2018	1.06	0	0	0.75%	-6.8%
12/31/2017	1.13	636	722	1.25%	14.1%	12/31/2017	1.14	0	0	1.00%	14.4%	12/31/2017	1.14	0	0	0.75%	14.7%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	0	$0	0.50%	20.5%	12/31/2019	$1.30	0	$0	0.25%	20.8%	12/31/2019	$1.31	0	$0	0.00%	21.1%
12/31/2018	1.07	0	0	0.50%	-6.5%	12/31/2018	1.07	0	0	0.25%	-6.3%	12/31/2018	1.08	0	0	0.00%	-6.1%
12/31/2017	1.14	0	0	0.50%	15.0%	12/31/2017	1.15	0	0	0.25%	15.3%	12/31/2017	1.15	0	0	0.00%	15.5%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.0%
2018	2.4%
2017	8.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Ultra Fund R6 Class - 06-CRT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,244,475	$1,127,981	22,842
Receivables: investments sold	-
Payables: investments purchased	(271)
Net assets	$1,244,204

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,244,204	719,943	$1.73
Band 100	-	-	1.74
Band 75	-	-	1.75
Band 50	-	-	1.77
Band 25	-	-	1.78
Band 0	-	-	1.80
Total	$1,244,204	719,943

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(13,984)
Net investment income (loss)	(13,984)

Gain (loss) on investments:
Net realized gain (loss)	1,119
Realized gain distributions	48,788
Net change in unrealized appreciation (depreciation)	279,092
Net gain (loss)	328,999

Increase (decrease) in net assets from operations	$315,015

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(13,984)	$(2,534)
Net realized gain (loss)	1,119	(988)
Realized gain distributions	48,788	68,886
Net change in unrealized appreciation (depreciation)	279,092	(162,598)

Increase (decrease) in net assets from operations	315,015	(97,234)

Contract owner transactions:
Proceeds from units sold	117,376	1,070,453
Cost of units redeemed	(131,128)	(25,824)
Account charges	(3,695)	(759)
Increase (decrease)	(17,447)	1,043,870
Net increase (decrease)	297,568	946,636
Net assets, beginning	946,636	-
Net assets, ending	$1,244,204	$946,636

Units sold	79,299	749,335
Units redeemed	(90,205)	(18,486)
Net increase (decrease)	(10,906)	730,849
Units outstanding, beginning	730,849	-
Units outstanding, ending	719,943	730,849

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,187,829
Cost of units redeemed/account charges	(161,406)
Net investment income (loss)	(16,518)
Net realized gain (loss)	131
Realized gain distributions	117,674
Net change in unrealized appreciation (depreciation)	116,494
Net assets	$1,244,204

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.73	720	$1,244	1.25%	33.4%	12/31/2019	$1.74	0	$0	1.00%	33.8%	12/31/2019	$1.75	0	$0	0.75%	34.1%
12/31/2018	1.30	731	947	1.25%	-0.3%	12/31/2018	1.30	0	0	1.00%	0.0%	12/31/2018	1.31	0	0	0.75%	0.2%
12/31/2017	1.30	0	0	1.25%	30.8%	12/31/2017	1.30	0	0	1.00%	31.1%	12/31/2017	1.31	0	0	0.75%	31.4%
12/31/2016	0.99	0	0	1.25%	-0.7%	12/31/2016	0.99	0	0	1.00%	-0.7%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.77	0	$0	0.50%	34.4%	12/31/2019	$1.78	0	$0	0.25%	34.8%	12/31/2019	$1.80	0	$0	0.00%	35.1%
12/31/2018	1.32	0	0	0.50%	0.5%	12/31/2018	1.32	0	0	0.25%	0.7%	12/31/2018	1.33	0	0	0.00%	1.0%
12/31/2017	1.31	0	0	0.50%	31.7%	12/31/2017	1.31	0	0	0.25%	32.1%	12/31/2017	1.32	0	0	0.00%	32.4%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century One Choice In Retirement Portfolio R6 Class - 06-CRH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,845,206	$1,882,874	176,470
Receivables: investments sold	2,437
Payables: investments purchased	-
Net assets	$1,847,643

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,847,643	1,560,504	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$1,847,643	1,560,504

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$48,610
Mortality & expense charges	(25,099)
Net investment income (loss)	23,511

Gain (loss) on investments:
Net realized gain (loss)	(20,716)
Realized gain distributions	116,924
Net change in unrealized appreciation (depreciation)	143,300
Net gain (loss)	239,508

Increase (decrease) in net assets from operations	$263,019

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$23,511	$37,865
Net realized gain (loss)	(20,716)	1,211
Realized gain distributions	116,924	65,776
Net change in unrealized appreciation (depreciation)	143,300	(185,681)

Increase (decrease) in net assets from operations	263,019	(80,829)

Contract owner transactions:
Proceeds from units sold	742,100	2,221,888
Cost of units redeemed	(742,931)	(1,018,638)
Account charges	(2,857)	(990)
Increase (decrease)	(3,688)	1,202,260
Net increase (decrease)	259,331	1,121,431
Net assets, beginning	1,588,312	466,881
Net assets, ending	$1,847,643	$1,588,312

Units sold	690,496	2,058,682
Units redeemed	(670,236)	(948,285)
Net increase (decrease)	20,260	1,110,397
Units outstanding, beginning	1,540,244	429,847
Units outstanding, ending	1,560,504	1,540,244

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,427,343
Cost of units redeemed/account charges	(1,776,154)
Net investment income (loss)	66,751
Net realized gain (loss)	(19,391)
Realized gain distributions	186,762
Net change in unrealized appreciation (depreciation)	(37,668)
Net assets	$1,847,643

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	1,561	$1,848	1.25%	14.8%	12/31/2019	$1.19	0	$0	1.00%	15.1%	12/31/2019	$1.20	0	$0	0.75%	15.4%
12/31/2018	1.03	1,540	1,588	1.25%	-5.1%	12/31/2018	1.04	0	0	1.00%	-4.8%	12/31/2018	1.04	0	0	0.75%	-4.6%
12/31/2017	1.09	430	467	1.25%	9.1%	12/31/2017	1.09	0	0	1.00%	9.4%	12/31/2017	1.09	0	0	0.75%	9.6%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	0	$0	0.50%	15.7%	12/31/2019	$1.22	0	$0	0.25%	16.0%	12/31/2019	$1.23	0	$0	0.00%	16.3%
12/31/2018	1.05	0	0	0.50%	-4.3%	12/31/2018	1.05	0	0	0.25%	-4.1%	12/31/2018	1.06	0	0	0.00%	-3.9%
12/31/2017	1.09	0	0	0.50%	9.9%	12/31/2017	1.10	0	0	0.25%	10.2%	12/31/2017	1.10	0	0	0.00%	10.5%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.8%
2018	4.8%
2017	3.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Strategic Allocation: Conservative Fund R6 Class - 06-CRP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,084,794	$1,140,015	197,989
Receivables: investments sold	186
Payables: investments purchased	-
Net assets	$1,084,980

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,084,980	913,268	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$1,084,980	913,268

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$20,711
Mortality & expense charges	(13,353)
Net investment income (loss)	7,358

Gain (loss) on investments:
Net realized gain (loss)	(14,068)
Realized gain distributions	70,037
Net change in unrealized appreciation (depreciation)	88,564
Net gain (loss)	144,533

Increase (decrease) in net assets from operations	$151,891

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,358	$8,395
Net realized gain (loss)	(14,068)	(2,547)
Realized gain distributions	70,037	52,858
Net change in unrealized appreciation (depreciation)	88,564	(117,894)

Increase (decrease) in net assets from operations	151,891	(59,188)

Contract owner transactions:
Proceeds from units sold	133,535	519,735
Cost of units redeemed	(252,014)	(259,749)
Account charges	(723)	(1,222)
Increase (decrease)	(119,202)	258,764
Net increase (decrease)	32,689	199,576
Net assets, beginning	1,052,291	852,715
Net assets, ending	$1,084,980	$1,052,291

Units sold	118,325	481,323
Units redeemed	(224,530)	(241,901)
Net increase (decrease)	(106,205)	239,422
Units outstanding, beginning	1,019,473	780,051
Units outstanding, ending	913,268	1,019,473

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,647,126
Cost of units redeemed/account charges	(678,660)
Net investment income (loss)	20,078
Net realized gain (loss)	(10,820)
Realized gain distributions	162,477
Net change in unrealized appreciation (depreciation)	(55,221)
Net assets	$1,084,980

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	913	$1,085	1.25%	15.1%	12/31/2019	$1.20	0	$0	1.00%	15.4%	12/31/2019	$1.21	0	$0	0.75%	15.7%
12/31/2018	1.03	1,019	1,052	1.25%	-5.6%	12/31/2018	1.04	0	0	1.00%	-5.3%	12/31/2018	1.04	0	0	0.75%	-5.1%
12/31/2017	1.09	780	853	1.25%	9.8%	12/31/2017	1.10	0	0	1.00%	10.1%	12/31/2017	1.10	0	0	0.75%	10.4%
12/31/2016	1.00	0	0	1.25%	-0.5%	12/31/2016	1.00	0	0	1.00%	-0.5%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	0	$0	0.50%	16.0%	12/31/2019	$1.22	0	$0	0.25%	16.3%	12/31/2019	$1.23	0	$0	0.00%	16.5%
12/31/2018	1.05	0	0	0.50%	-4.9%	12/31/2018	1.05	0	0	0.25%	-4.6%	12/31/2018	1.06	0	0	0.00%	-4.4%
12/31/2017	1.10	0	0	0.50%	10.7%	12/31/2017	1.10	0	0	0.25%	10.9%	12/31/2017	1.11	0	0	0.00%	11.2%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
2018	2.2%
2017	1.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Inflation-Adjusted Bond Fund R6 Class - 06-3KW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,787	$33,342	2,831
Receivables: investments sold	27
Payables: investments purchased	-
Net assets	$32,814

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,814	30,719	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$32,814	30,719

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$602
Mortality & expense charges	(16)
Net investment income (loss)	586

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(555)
Net gain (loss)	(555)

Increase (decrease) in net assets from operations	$31

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$586	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(555)	-

Increase (decrease) in net assets from operations	31	-

Contract owner transactions:
Proceeds from units sold	32,784	-
Cost of units redeemed	-	-
Account charges	(1)	-
Increase (decrease)	32,783	-
Net increase (decrease)	32,814	-
Net assets, beginning	-	-
Net assets, ending	$32,814	$-

Units sold	30,720	-
Units redeemed	(1)	-
Net increase (decrease)	30,719	-
Units outstanding, beginning	-	-
Units outstanding, ending	30,719	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$32,784
Cost of units redeemed/account charges	(1)
Net investment income (loss)	586
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(555)
Net assets	$32,814

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	31	$33	1.25%	6.8%	12/31/2019	$1.07	0	$0	1.00%	7.1%	12/31/2019	$1.07	0	$0	0.75%	7.3%
12/31/2018	1.00	0	0	1.25%	0.0%	12/31/2018	1.00	0	0	1.00%	0.1%	12/31/2018	1.00	0	0	0.75%	0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	7.6%	12/31/2019	$1.08	0	$0	0.25%	7.9%	12/31/2019	$1.08	0	$0	0.00%	8.1%
12/31/2018	1.00	0	0	0.50%	0.2%	12/31/2018	1.00	0	0	0.25%	0.2%	12/31/2018	1.00	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.7%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Strategic Allocation: Aggressive Fund Investor Class - 06-480
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,031,850	$12,306,059	1,646,587
Receivables: investments sold	4,707
Payables: investments purchased	-
Net assets	$12,036,557

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,036,557	4,289,523	$2.81
Band 100	-	-	2.92
Band 75	-	-	3.04
Band 50	-	-	3.17
Band 25	-	-	3.30
Band 0	-	-	3.50
Total	$12,036,557	4,289,523

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$299,110
Mortality & expense charges	(230,783)
Net investment income (loss)	68,327

Gain (loss) on investments:
Net realized gain (loss)	(2,087,778)
Realized gain distributions	2,231,545
Net change in unrealized appreciation (depreciation)	3,933,240
Net gain (loss)	4,077,007

Increase (decrease) in net assets from operations	$4,145,334

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$68,327	$(82,279)
Net realized gain (loss)	(2,087,778)	881,491
Realized gain distributions	2,231,545	2,885,962
Net change in unrealized appreciation (depreciation)	3,933,240	(6,552,002)

Increase (decrease) in net assets from operations	4,145,334	(2,866,828)

Contract owner transactions:
Proceeds from units sold	1,825,021	4,794,981
Cost of units redeemed	(22,590,200)	(14,559,481)
Account charges	(5,882)	(9,083)
Increase (decrease)	(20,771,061)	(9,773,583)
Net increase (decrease)	(16,625,727)	(12,640,411)
Net assets, beginning	28,662,284	41,302,695
Net assets, ending	$12,036,557	$28,662,284

Units sold	736,843	1,968,706
Units redeemed	(8,994,613)	(5,853,135)
Net increase (decrease)	(8,257,770)	(3,884,429)
Units outstanding, beginning	12,547,293	16,431,722
Units outstanding, ending	4,289,523	12,547,293

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$104,560,058
Cost of units redeemed/account charges	(120,702,981)
Net investment income (loss)	(70,193)
Net realized gain (loss)	2,098,503
Realized gain distributions	26,425,379
Net change in unrealized appreciation (depreciation)	(274,209)
Net assets	$12,036,557

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.81	4,290	$12,037	1.25%	22.8%	12/31/2019	$2.92	0	$0	1.00%	23.1%	12/31/2019	$3.04	0	$0	0.75%	23.5%
12/31/2018	2.28	12,547	28,662	1.25%	-9.1%	12/31/2018	2.37	0	0	1.00%	-8.9%	12/31/2018	2.47	0	0	0.75%	-8.7%
12/31/2017	2.51	16,432	41,303	1.25%	17.8%	12/31/2017	2.60	0	0	1.00%	18.1%	12/31/2017	2.70	0	0	0.75%	18.3%
12/31/2016	2.13	24,071	51,381	1.25%	5.2%	12/31/2016	2.21	0	0	1.00%	5.5%	12/31/2016	2.28	0	0	0.75%	5.8%
12/31/2015	2.03	24,401	49,496	1.25%	-2.6%	12/31/2015	2.09	0	0	1.00%	-2.3%	12/31/2015	2.16	0	0	0.75%	-2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.17	0	$0	0.50%	23.8%	12/31/2019	$3.30	0	$0	0.25%	24.1%	12/31/2019	$3.50	0	$0	0.00%	24.4%
12/31/2018	2.56	0	0	0.50%	-8.4%	12/31/2018	2.66	0	0	0.25%	-8.2%	12/31/2018	2.81	0	0	0.00%	-8.0%
12/31/2017	2.80	0	0	0.50%	18.6%	12/31/2017	2.90	0	0	0.25%	18.9%	12/31/2017	3.05	0	0	0.00%	19.2%
12/31/2016	2.36	0	0	0.50%	6.0%	12/31/2016	2.44	0	0	0.25%	6.3%	12/31/2016	2.56	0	0	0.00%	6.6%
12/31/2015	2.22	0	0	0.50%	-1.8%	12/31/2015	2.29	0	0	0.25%	-1.6%	12/31/2015	2.40	508	1,221	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	1.1%
2017	1.2%
2016	1.4%
2015	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Strategic Allocation: Conservative Fund Investor Cl - 06-485
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,175,778	$2,207,913	397,273
Receivables: investments sold	1,282
Payables: investments purchased	-
Net assets	$2,177,060

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,177,060	1,065,365	$2.04
Band 100	-	-	2.13
Band 75	-	-	2.22
Band 50	-	-	2.31
Band 25	-	-	2.40
Band 0	-	-	2.55
Total	$2,177,060	1,065,365

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$41,702
Mortality & expense charges	(37,476)
Net investment income (loss)	4,226

Gain (loss) on investments:
Net realized gain (loss)	(334,389)
Realized gain distributions	162,720
Net change in unrealized appreciation (depreciation)	657,403
Net gain (loss)	485,734

Increase (decrease) in net assets from operations	$489,960

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,226	$23,185
Net realized gain (loss)	(334,389)	29,506
Realized gain distributions	162,720	349,086
Net change in unrealized appreciation (depreciation)	657,403	(829,589)

Increase (decrease) in net assets from operations	489,960	(427,812)

Contract owner transactions:
Proceeds from units sold	358,390	1,060,337
Cost of units redeemed	(5,205,353)	(3,096,536)
Account charges	(946)	(1,435)
Increase (decrease)	(4,847,909)	(2,037,634)
Net increase (decrease)	(4,357,949)	(2,465,446)
Net assets, beginning	6,535,009	9,000,455
Net assets, ending	$2,177,060	$6,535,009

Units sold	204,079	576,443
Units redeemed	(2,806,649)	(1,662,358)
Net increase (decrease)	(2,602,570)	(1,085,915)
Units outstanding, beginning	3,667,935	4,753,850
Units outstanding, ending	1,065,365	3,667,935

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$39,093,975
Cost of units redeemed/account charges	(41,707,237)
Net investment income (loss)	204,180
Net realized gain (loss)	427,042
Realized gain distributions	4,191,235
Net change in unrealized appreciation (depreciation)	(32,135)
Net assets	$2,177,060

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.04	1,065	$2,177	1.25%	14.7%	12/31/2019	$2.13	0	$0	1.00%	15.0%	12/31/2019	$2.22	0	$0	0.75%	15.3%
12/31/2018	1.78	3,668	6,535	1.25%	-5.9%	12/31/2018	1.85	0	0	1.00%	-5.7%	12/31/2018	1.92	0	0	0.75%	-5.4%
12/31/2017	1.89	4,754	9,000	1.25%	9.5%	12/31/2017	1.96	0	0	1.00%	9.7%	12/31/2017	2.03	0	0	0.75%	10.0%
12/31/2016	1.73	8,014	13,862	1.25%	3.7%	12/31/2016	1.79	0	0	1.00%	4.0%	12/31/2016	1.85	0	0	0.75%	4.3%
12/31/2015	1.67	8,101	13,508	1.25%	-2.6%	12/31/2015	1.72	0	0	1.00%	-2.4%	12/31/2015	1.77	0	0	0.75%	-2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.31	0	$0	0.50%	15.6%	12/31/2019	$2.40	0	$0	0.25%	15.8%	12/31/2019	$2.55	0	$0	0.00%	16.1%
12/31/2018	2.00	0	0	0.50%	-5.2%	12/31/2018	2.08	0	0	0.25%	-4.9%	12/31/2018	2.19	0	0	0.00%	-4.7%
12/31/2017	2.11	0	0	0.50%	10.3%	12/31/2017	2.18	0	0	0.25%	10.6%	12/31/2017	2.30	0	0	0.00%	10.8%
12/31/2016	1.91	0	0	0.50%	4.5%	12/31/2016	1.97	0	0	0.25%	4.8%	12/31/2016	2.08	0	0	0.00%	5.0%
12/31/2015	1.83	0	0	0.50%	-1.9%	12/31/2015	1.88	0	0	0.25%	-1.6%	12/31/2015	1.98	465	919	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.0%
2018	1.6%
2017	1.2%
2016	1.1%
2015	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century Strategic Allocation: Moderate Fund Investor Class - 06-490
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,448,222	$11,301,944	1,877,647
Receivables: investments sold	5,427
Payables: investments purchased	-
Net assets	$11,453,649

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,453,649	4,571,963	$2.51
Band 100	-	-	2.61
Band 75	-	-	2.72
Band 50	-	-	2.83
Band 25	-	-	2.95
Band 0	-	-	3.12
Total	$11,453,649	4,571,963

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$227,056
Mortality & expense charges	(330,567)
Net investment income (loss)	(103,511)

Gain (loss) on investments:
Net realized gain (loss)	(6,326,402)
Realized gain distributions	1,658,453
Net change in unrealized appreciation (depreciation)	10,320,970
Net gain (loss)	5,653,021

Increase (decrease) in net assets from operations	$5,549,510

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(103,511)	$54,989
Net realized gain (loss)	(6,326,402)	199,006
Realized gain distributions	1,658,453	5,198,368
Net change in unrealized appreciation (depreciation)	10,320,970	(10,092,618)

Increase (decrease) in net assets from operations	5,549,510	(4,640,255)

Contract owner transactions:
Proceeds from units sold	4,594,435	11,847,843
Cost of units redeemed	(57,449,347)	(22,640,804)
Account charges	(14,891)	(77,299)
Increase (decrease)	(52,869,803)	(10,870,260)
Net increase (decrease)	(47,320,293)	(15,510,515)
Net assets, beginning	58,773,942	74,284,457
Net assets, ending	$11,453,649	$58,773,942

Units sold	2,057,262	5,361,131
Units redeemed	(25,441,313)	(10,079,801)
Net increase (decrease)	(23,384,051)	(4,718,670)
Units outstanding, beginning	27,956,014	32,674,684
Units outstanding, ending	4,571,963	27,956,014

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$229,663,128
Cost of units redeemed/account charges	(261,117,170)
Net investment income (loss)	860,293
Net realized gain (loss)	333,435
Realized gain distributions	41,567,685
Net change in unrealized appreciation (depreciation)	146,278
Net assets	$11,453,649

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.51	4,572	$11,454	1.25%	19.2%	12/31/2019	$2.61	0	$0	1.00%	19.5%	12/31/2019	$2.72	0	$0	0.75%	19.8%
12/31/2018	2.10	27,956	58,774	1.25%	-7.5%	12/31/2018	2.18	0	0	1.00%	-7.3%	12/31/2018	2.27	0	0	0.75%	-7.1%
12/31/2017	2.27	32,675	74,284	1.25%	13.7%	12/31/2017	2.36	0	0	1.00%	14.0%	12/31/2017	2.44	0	0	0.75%	14.3%
12/31/2016	2.00	45,937	91,846	1.25%	5.0%	12/31/2016	2.07	0	0	1.00%	5.3%	12/31/2016	2.14	0	0	0.75%	5.5%
12/31/2015	1.90	45,861	87,329	1.25%	-3.0%	12/31/2015	1.96	0	0	1.00%	-2.8%	12/31/2015	2.02	0	0	0.75%	-2.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.83	0	$0	0.50%	20.1%	12/31/2019	$2.95	0	$0	0.25%	20.4%	12/31/2019	$3.12	0	$0	0.00%	20.7%
12/31/2018	2.36	0	0	0.50%	-6.8%	12/31/2018	2.45	0	0	0.25%	-6.6%	12/31/2018	2.59	0	0	0.00%	-6.4%
12/31/2017	2.53	0	0	0.50%	14.6%	12/31/2017	2.62	0	0	0.25%	14.8%	12/31/2017	2.76	0	0	0.00%	15.1%
12/31/2016	2.21	0	0	0.50%	5.8%	12/31/2016	2.28	0	0	0.25%	6.0%	12/31/2016	2.40	0	0	0.00%	6.3%
12/31/2015	2.09	0	0	0.50%	-2.3%	12/31/2015	2.15	0	0	0.25%	-2.0%	12/31/2015	2.26	2,510	5,664	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.6%
2018	1.4%
2017	1.5%
2016	0.9%
2015	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century International Opp Fund Investor Class - 06-3VG (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	1.25%	13.8%	12/31/2019	$1.14	0	$0	1.00%	14.0%	12/31/2019	$1.14	0	$0	0.75%	14.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	14.5%	12/31/2019	$1.15	0	$0	0.25%	14.7%	12/31/2019	$1.15	0	$0	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Century International Opportunities Fund A Class - 06-3VH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,213	$36,164	3,734
Receivables: investments sold	-
Payables: investments purchased	(813)
Net assets	$39,400

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,400	34,718	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$39,400	34,718

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$267
Mortality & expense charges	(336)
Net investment income (loss)	(69)

Gain (loss) on investments:
Net realized gain (loss)	14
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,049
Net gain (loss)	4,063

Increase (decrease) in net assets from operations	$3,994

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(69)	$-
Net realized gain (loss)	14	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	4,049	-

Increase (decrease) in net assets from operations	3,994	-

Contract owner transactions:
Proceeds from units sold	36,723	-
Cost of units redeemed	(1,316)	-
Account charges	(1)	-
Increase (decrease)	35,406	-
Net increase (decrease)	39,400	-
Net assets, beginning	-	-
Net assets, ending	$39,400	$-

Units sold	35,919	-
Units redeemed	(1,201)	-
Net increase (decrease)	34,718	-
Units outstanding, beginning	-	-
Units outstanding, ending	34,718	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$36,723
Cost of units redeemed/account charges	(1,317)
Net investment income (loss)	(69)
Net realized gain (loss)	14
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,049
Net assets	$39,400

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	35	$39	1.25%	13.5%	12/31/2019	$1.14	0	$0	1.00%	13.7%	12/31/2019	$1.14	0	$0	0.75%	14.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	14.2%	12/31/2019	$1.14	0	$0	0.25%	14.5%	12/31/2019	$1.15	0	$0	0.00%	14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds AMCAP Fund R4 Class - 06-207
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,709,628	$10,801,544	381,767
Receivables: investments sold	-
Payables: investments purchased	(15,857)
Net assets	$12,693,771

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,626,095	1,339,879	$2.71
Band 100	-	-	2.80
Band 75	-	-	2.89
Band 50	-	-	2.99
Band 25	-	-	3.09
Band 0	9,067,676	2,841,346	3.19
Total	$12,693,771	4,181,225

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$58,085
Mortality & expense charges	(82,178)
Net investment income (loss)	(24,093)

Gain (loss) on investments:
Net realized gain (loss)	842,165
Realized gain distributions	560,226
Net change in unrealized appreciation (depreciation)	2,051,862
Net gain (loss)	3,454,253

Increase (decrease) in net assets from operations	$3,430,160

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(24,093)	$(106,352)
Net realized gain (loss)	842,165	2,028,869
Realized gain distributions	560,226	1,668,061
Net change in unrealized appreciation (depreciation)	2,051,862	(3,449,443)

Increase (decrease) in net assets from operations	3,430,160	141,135

Contract owner transactions:
Proceeds from units sold	819,195	2,350,581
Cost of units redeemed	(6,207,398)	(13,120,103)
Account charges	(5,610)	(9,095)
Increase (decrease)	(5,393,813)	(10,778,617)
Net increase (decrease)	(1,963,653)	(10,637,482)
Net assets, beginning	14,657,424	25,294,906
Net assets, ending	$12,693,771	$14,657,424

Units sold	330,515	977,715
Units redeemed	(2,365,191)	(5,513,127)
Net increase (decrease)	(2,034,676)	(4,535,412)
Units outstanding, beginning	6,215,901	10,751,313
Units outstanding, ending	4,181,225	6,215,901

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$40,718,034
Cost of units redeemed/account charges	(40,249,335)
Net investment income (loss)	(686,278)
Net realized gain (loss)	4,605,631
Realized gain distributions	6,397,635
Net change in unrealized appreciation (depreciation)	1,908,084
Net assets	$12,693,771

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.71	1,340	$3,626	1.25%	24.7%	12/31/2019	$2.80	0	$0	1.00%	25.0%	12/31/2019	$2.89	0	$0	0.75%	25.3%
12/31/2018	2.17	2,942	6,385	1.25%	-3.2%	12/31/2018	2.24	0	0	1.00%	-2.9%	12/31/2018	2.31	0	0	0.75%	-2.7%
12/31/2017	2.24	7,172	16,072	1.25%	20.5%	12/31/2017	2.30	0	0	1.00%	20.8%	12/31/2017	2.37	0	0	0.75%	21.1%
12/31/2016	1.86	7,847	14,597	1.25%	7.7%	12/31/2016	1.91	0	0	1.00%	7.9%	12/31/2016	1.96	0	0	0.75%	8.2%
12/31/2015	1.73	6,816	11,777	1.25%	-0.5%	12/31/2015	1.77	0	0	1.00%	-0.2%	12/31/2015	1.81	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.99	0	$0	0.50%	25.7%	12/31/2019	$3.09	0	$0	0.25%	26.0%	12/31/2019	$3.19	2,841	$9,068	0.00%	26.3%
12/31/2018	2.38	0	0	0.50%	-2.4%	12/31/2018	2.45	0	0	0.25%	-2.2%	12/31/2018	2.53	3,274	8,273	0.00%	-1.9%
12/31/2017	2.44	0	0	0.50%	21.4%	12/31/2017	2.51	0	0	0.25%	21.7%	12/31/2017	2.58	3,579	9,223	0.00%	22.0%
12/31/2016	2.01	0	0	0.50%	8.5%	12/31/2016	2.06	0	0	0.25%	8.7%	12/31/2016	2.11	3,879	8,197	0.00%	9.0%
12/31/2015	1.85	0	0	0.50%	0.3%	12/31/2015	1.89	0	0	0.25%	0.5%	12/31/2015	1.94	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.4%
2018	0.4%
2017	0.4%
2016	0.5%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds AMCAP Fund R3 Class - 06-182
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,222,649	$2,854,051	99,077
Receivables: investments sold	-
Payables: investments purchased	(13,538)
Net assets	$3,209,111

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,692,937	994,378	$2.71
Band 100	516,174	184,039	2.80
Band 75	-	-	2.90
Band 50	-	-	3.01
Band 25	-	-	3.11
Band 0	-	-	3.23
Total	$3,209,111	1,178,417

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$7,819
Mortality & expense charges	(42,511)
Net investment income (loss)	(34,692)

Gain (loss) on investments:
Net realized gain (loss)	133,030
Realized gain distributions	144,893
Net change in unrealized appreciation (depreciation)	552,870
Net gain (loss)	830,793

Increase (decrease) in net assets from operations	$796,101

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(34,692)	$(43,506)
Net realized gain (loss)	133,030	130,024
Realized gain distributions	144,893	389,601
Net change in unrealized appreciation (depreciation)	552,870	(624,065)

Increase (decrease) in net assets from operations	796,101	(147,946)

Contract owner transactions:
Proceeds from units sold	450,848	1,089,123
Cost of units redeemed	(2,020,275)	(955,786)
Account charges	(1,943)	(2,874)
Increase (decrease)	(1,571,370)	130,463
Net increase (decrease)	(775,269)	(17,483)
Net assets, beginning	3,984,380	4,001,863
Net assets, ending	$3,209,111	$3,984,380

Units sold	190,598	457,756
Units redeemed	(833,673)	(401,092)
Net increase (decrease)	(643,075)	56,664
Units outstanding, beginning	1,821,492	1,764,828
Units outstanding, ending	1,178,417	1,821,492

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$10,989,491
Cost of units redeemed/account charges	(10,633,450)
Net investment income (loss)	(230,641)
Net realized gain (loss)	1,017,228
Realized gain distributions	1,697,885
Net change in unrealized appreciation (depreciation)	368,598
Net assets	$3,209,111

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.71	994	$2,693	1.25%	24.3%	12/31/2019	$2.80	184	$516	1.00%	24.6%	12/31/2019	$2.90	0	$0	0.75%	25.0%
12/31/2018	2.18	1,588	3,458	1.25%	-3.4%	12/31/2018	2.25	234	526	1.00%	-3.2%	12/31/2018	2.32	0	0	0.75%	-2.9%
12/31/2017	2.26	1,459	3,291	1.25%	20.1%	12/31/2017	2.32	306	711	1.00%	20.4%	12/31/2017	2.40	0	0	0.75%	20.7%
12/31/2016	1.88	1,730	3,249	1.25%	7.3%	12/31/2016	1.93	371	716	1.00%	7.6%	12/31/2016	1.98	0	0	0.75%	7.9%
12/31/2015	1.75	1,472	2,576	1.25%	-0.8%	12/31/2015	1.79	464	833	1.00%	-0.5%	12/31/2015	1.84	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.01	0	$0	0.50%	25.3%	12/31/2019	$3.11	0	$0	0.25%	25.6%	12/31/2019	$3.23	0	$0	0.00%	25.9%
12/31/2018	2.40	0	0	0.50%	-2.7%	12/31/2018	2.48	0	0	0.25%	-2.5%	12/31/2018	2.56	0	0	0.00%	-2.2%
12/31/2017	2.47	0	0	0.50%	21.0%	12/31/2017	2.54	0	0	0.25%	21.3%	12/31/2017	2.62	0	0	0.00%	21.6%
12/31/2016	2.04	0	0	0.50%	8.1%	12/31/2016	2.10	0	0	0.25%	8.4%	12/31/2016	2.15	0	0	0.00%	8.7%
12/31/2015	1.89	0	0	0.50%	0.0%	12/31/2015	1.93	0	0	0.25%	0.2%	12/31/2015	1.98	0	0	0.00%	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.2%
2018	0.3%
2017	0.1%
2016	0.1%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds American Balanced Fund R4 Class - 06-446
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,492,325	$36,812,523	1,415,218
Receivables: investments sold	-
Payables: investments purchased	(243,514)
Net assets	$40,248,811

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,248,811	17,343,056	$2.32
Band 100	-	-	2.38
Band 75	-	-	2.44
Band 50	-	-	2.50
Band 25	-	-	2.57
Band 0	-	-	2.63
Total	$40,248,811	17,343,056

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$920,800
Mortality & expense charges	(608,231)
Net investment income (loss)	312,569

Gain (loss) on investments:
Net realized gain (loss)	1,457,507
Realized gain distributions	979,999
Net change in unrealized appreciation (depreciation)	5,146,906
Net gain (loss)	7,584,412

Increase (decrease) in net assets from operations	$7,896,981

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$312,569	$316,519
Net realized gain (loss)	1,457,507	1,194,822
Realized gain distributions	979,999	2,025,611
Net change in unrealized appreciation (depreciation)	5,146,906	(5,725,704)

Increase (decrease) in net assets from operations	7,896,981	(2,188,752)

Contract owner transactions:
Proceeds from units sold	7,589,857	12,781,723
Cost of units redeemed	(25,208,151)	(21,991,563)
Account charges	(48,496)	(56,498)
Increase (decrease)	(17,666,790)	(9,266,338)
Net increase (decrease)	(9,769,809)	(11,455,090)
Net assets, beginning	50,018,620	61,473,710
Net assets, ending	$40,248,811	$50,018,620

Units sold	3,547,777	6,228,897
Units redeemed	(11,565,185)	(10,794,224)
Net increase (decrease)	(8,017,408)	(4,565,327)
Units outstanding, beginning	25,360,464	29,925,791
Units outstanding, ending	17,343,056	25,360,464

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$140,586,109
Cost of units redeemed/account charges	(121,113,865)
Net investment income (loss)	1,475,331
Net realized gain (loss)	6,482,330
Realized gain distributions	9,139,104
Net change in unrealized appreciation (depreciation)	3,679,802
Net assets	$40,248,811

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.32	17,343	$40,249	1.25%	17.7%	12/31/2019	$2.38	0	$0	1.00%	18.0%	12/31/2019	$2.44	0	$0	0.75%	18.3%
12/31/2018	1.97	25,360	50,019	1.25%	-4.0%	12/31/2018	2.02	0	0	1.00%	-3.7%	12/31/2018	2.06	0	0	0.75%	-3.5%
12/31/2017	2.05	29,926	61,474	1.25%	14.0%	12/31/2017	2.10	0	0	1.00%	14.3%	12/31/2017	2.14	0	0	0.75%	14.6%
12/31/2016	1.80	34,532	62,223	1.25%	7.2%	12/31/2016	1.83	0	0	1.00%	7.4%	12/31/2016	1.87	0	0	0.75%	7.7%
12/31/2015	1.68	19,320	32,489	1.25%	0.4%	12/31/2015	1.71	0	0	1.00%	0.7%	12/31/2015	1.73	0	0	0.75%	0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.50	0	$0	0.50%	18.6%	12/31/2019	$2.57	0	$0	0.25%	18.8%	12/31/2019	$2.63	0	$0	0.00%	19.1%
12/31/2018	2.11	0	0	0.50%	-3.3%	12/31/2018	2.16	0	0	0.25%	-3.0%	12/31/2018	2.21	0	0	0.00%	-2.8%
12/31/2017	2.18	0	0	0.50%	14.9%	12/31/2017	2.23	0	0	0.25%	15.1%	12/31/2017	2.27	0	0	0.00%	15.4%
12/31/2016	1.90	0	0	0.50%	8.0%	12/31/2016	1.93	0	0	0.25%	8.2%	12/31/2016	1.97	0	0	0.00%	8.5%
12/31/2015	1.76	0	0	0.50%	1.2%	12/31/2015	1.79	0	0	0.25%	1.4%	12/31/2015	1.81	0	0	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.0%
2018	1.9%
2017	1.8%
2016	1.7%
2015	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds American Balanced Fund R3 Class - 06-447
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,157,742	$15,038,928	570,668
Receivables: investments sold	15,002
Payables: investments purchased	-
Net assets	$16,172,744

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,411,095	5,954,183	$2.25
Band 100	1,159,609	502,072	2.31
Band 75	533,110	225,099	2.37
Band 50	1,047,050	431,151	2.43
Band 25	-	-	2.49
Band 0	21,880	8,569	2.55
Total	$16,172,744	7,121,074

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$252,270
Mortality & expense charges	(183,164)
Net investment income (loss)	69,106

Gain (loss) on investments:
Net realized gain (loss)	90,574
Realized gain distributions	332,002
Net change in unrealized appreciation (depreciation)	2,041,313
Net gain (loss)	2,463,889

Increase (decrease) in net assets from operations	$2,532,995
Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$69,106	$52,766
Net realized gain (loss)	90,574	1,127,698
Realized gain distributions	332,002	638,899
Net change in unrealized appreciation (depreciation)	2,041,313	(2,444,530)

Increase (decrease) in net assets from operations	2,532,995	(625,167)

Contract owner transactions:
Proceeds from units sold	3,390,770	16,985,803
Cost of units redeemed	(6,727,284)	(17,614,122)
Account charges	(9,831)	(12,495)
Increase (decrease)	(3,346,345)	(640,814)
Net increase (decrease)	(813,350)	(1,265,981)
Net assets, beginning	16,986,094	18,252,075
Net assets, ending	$16,172,744	$16,986,094

Units sold	2,234,728	6,730,833
Units redeemed	(3,858,937)	(7,049,032)
Net increase (decrease)	(1,624,209)	(318,199)
Units outstanding, beginning	8,745,283	9,063,482
Units outstanding, ending	7,121,074	8,745,283

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$56,387,512
Cost of units redeemed/account charges	(47,618,489)
Net investment income (loss)	230,175
Net realized gain (loss)	3,025,164
Realized gain distributions	3,029,568
Net change in unrealized appreciation (depreciation)	1,118,814
Net assets	$16,172,744

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.25	5,954	$13,411	1.25%	17.3%	12/31/2019	$2.31	502	$1,160	1.00%	17.6%	12/31/2019	$2.37	225	$533	0.75%	17.9%
12/31/2018	1.92	6,720	12,903	1.25%	-4.3%	12/31/2018	1.96	401	787	1.00%	-4.0%	12/31/2018	2.01	1,118	2,245	0.75%	-3.8%
12/31/2017	2.01	8,458	16,963	1.25%	13.6%	12/31/2017	2.05	105	215	1.00%	13.9%	12/31/2017	2.09	0	0	0.75%	14.2%
12/31/2016	1.76	7,254	12,803	1.25%	6.9%	12/31/2016	1.80	48	87	1.00%	7.2%	12/31/2016	1.83	0	0	0.75%	7.4%
12/31/2015	1.65	7,740	12,779	1.25%	0.1%	12/31/2015	1.68	0	0	1.00%	0.3%	12/31/2015	1.70	0	0	0.75%	0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.43	431	$1,047	0.50%	18.2%	12/31/2019	$2.49	0	$0	0.25%	18.5%	12/31/2019	$2.55	9	$22	0.00%	18.8%
12/31/2018	2.05	429	882	0.50%	-3.5%	12/31/2018	2.10	0	0	0.25%	-3.3%	12/31/2018	2.15	79	169	0.00%	-3.0%
12/31/2017	2.13	405	863	0.50%	14.5%	12/31/2017	2.17	0	0	0.25%	14.8%	12/31/2017	2.22	95	212	0.00%	15.1%
12/31/2016	1.86	0	0	0.50%	7.7%	12/31/2016	1.89	0	0	0.25%	8.0%	12/31/2016	1.93	84	162	0.00%	8.2%
12/31/2015	1.73	0	0	0.50%	0.8%	12/31/2015	1.75	0	0	0.25%	1.1%	12/31/2015	1.78	129	229	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	1.7%
2017	1.6%
2016	1.5%
2015	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds American High Income Trust R4 Class - 06-208
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$561,216	$578,357	55,788
Receivables: investments sold	1,137
Payables: investments purchased	-
Net assets	$562,353

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$562,353	325,090	$1.73
Band 100	-	-	1.79
Band 75	-	-	1.85
Band 50	-	-	1.91
Band 25	-	-	1.97
Band 0	-	-	2.04
Total	$562,353	325,090

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$34,775
Mortality & expense charges	(6,985)
Net investment income (loss)	27,790

Gain (loss) on investments:
Net realized gain (loss)	(3,938)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	31,457
Net gain (loss)	27,519

Increase (decrease) in net assets from operations	$55,309

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$27,790	$26,616
Net realized gain (loss)	(3,938)	(2,022)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	31,457	(41,393)

Increase (decrease) in net assets from operations	55,309	(16,799)

Contract owner transactions:
Proceeds from units sold	54,902	72,372
Cost of units redeemed	(93,685)	(99,548)
Account charges	(183)	(275)
Increase (decrease)	(38,966)	(27,451)
Net increase (decrease)	16,343	(44,250)
Net assets, beginning	546,010	590,260
Net assets, ending	$562,353	$546,010

Units sold	32,633	44,660
Units redeemed	(56,273)	(61,296)
Net increase (decrease)	(23,640)	(16,636)
Units outstanding, beginning	348,730	365,366
Units outstanding, ending	325,090	348,730

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$17,930,583
Cost of units redeemed/account charges	(19,940,214)
Net investment income (loss)	2,976,293
Net realized gain (loss)	(396,765)
Realized gain distributions	9,597
Net change in unrealized appreciation (depreciation)	(17,141)
Net assets	$562,353

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.73	325	$562	1.25%	10.5%	12/31/2019	$1.79	0	$0	1.00%	10.8%	12/31/2019	$1.85	0	$0	0.75%	11.0%
12/31/2018	1.57	349	546	1.25%	-3.1%	12/31/2018	1.61	0	0	1.00%	-2.8%	12/31/2018	1.66	0	0	0.75%	-2.6%
12/31/2017	1.62	365	590	1.25%	5.4%	12/31/2017	1.66	0	0	1.00%	5.6%	12/31/2017	1.71	0	0	0.75%	5.9%
12/31/2016	1.53	359	550	1.25%	14.9%	12/31/2016	1.57	0	0	1.00%	15.2%	12/31/2016	1.61	0	0	0.75%	15.5%
12/31/2015	1.33	993	1,324	1.25%	-8.6%	12/31/2015	1.36	0	0	1.00%	-8.4%	12/31/2015	1.40	0	0	0.75%	-8.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.91	0	$0	0.50%	11.3%	12/31/2019	$1.97	0	$0	0.25%	11.6%	12/31/2019	$2.04	0	$0	0.00%	11.9%
12/31/2018	1.72	0	0	0.50%	-2.4%	12/31/2018	1.77	0	0	0.25%	-2.1%	12/31/2018	1.82	0	0	0.00%	-1.9%
12/31/2017	1.76	0	0	0.50%	6.2%	12/31/2017	1.81	0	0	0.25%	6.4%	12/31/2017	1.86	0	0	0.00%	6.7%
12/31/2016	1.65	0	0	0.50%	15.8%	12/31/2016	1.70	0	0	0.25%	16.1%	12/31/2016	1.74	0	0	0.00%	16.4%
12/31/2015	1.43	0	0	0.50%	-7.9%	12/31/2015	1.46	0	0	0.25%	-7.7%	12/31/2015	1.50	0	0	0.00%	-7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	6.3%
2018	5.9%
2017	5.9%
2016	5.2%
2015	6.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds American High Income Trust R3 Class - 06-184
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$697,621	$717,994	69,448
Receivables: investments sold	2,419
Payables: investments purchased	-
Net assets	$700,040

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$556,934	313,641	$1.78
Band 100	143,106	77,820	1.84
Band 75	-	-	1.90
Band 50	-	-	1.97
Band 25	-	-	2.04
Band 0	-	-	2.12
Total	$700,040	391,461

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$40,288
Mortality & expense charges	(8,179)
Net investment income (loss)	32,109

Gain (loss) on investments:
Net realized gain (loss)	(5,399)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	35,671
Net gain (loss)	30,272

Increase (decrease) in net assets from operations	$62,381

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$32,109	$37,692
Net realized gain (loss)	(5,399)	(31,647)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	35,671	(23,178)

Increase (decrease) in net assets from operations	62,381	(17,133)

Contract owner transactions:
Proceeds from units sold	200,110	111,453
Cost of units redeemed	(137,564)	(757,147)
Account charges	(224)	(593)
Increase (decrease)	62,322	(646,287)
Net increase (decrease)	124,703	(663,420)
Net assets, beginning	575,337	1,238,757
Net assets, ending	$700,040	$575,337

Units sold	115,720	68,919
Units redeemed	(78,753)	(452,214)
Net increase (decrease)	36,967	(383,295)
Units outstanding, beginning	354,494	737,789
Units outstanding, ending	391,461	354,494

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$11,831,335
Cost of units redeemed/account charges	(12,733,344)
Net investment income (loss)	1,498,587
Net realized gain (loss)	120,079
Realized gain distributions	3,756
Net change in unrealized appreciation (depreciation)	(20,373)
Net assets	$700,040

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.78	314	$557	1.25%	10.1%	12/31/2019	$1.84	78	$143	1.00%	10.4%	12/31/2019	$1.90	0	$0	0.75%	10.7%
12/31/2018	1.61	283	456	1.25%	-3.4%	12/31/2018	1.67	72	120	1.00%	-3.1%	12/31/2018	1.72	0	0	0.75%	-2.9%
12/31/2017	1.67	587	980	1.25%	5.1%	12/31/2017	1.72	151	259	1.00%	5.3%	12/31/2017	1.77	0	0	0.75%	5.6%
12/31/2016	1.59	677	1,076	1.25%	14.6%	12/31/2016	1.63	225	367	1.00%	14.8%	12/31/2016	1.68	0	0	0.75%	15.1%
12/31/2015	1.39	976	1,354	1.25%	-8.9%	12/31/2015	1.42	171	243	1.00%	-8.7%	12/31/2015	1.46	0	0	0.75%	-8.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.97	0	$0	0.50%	11.0%	12/31/2019	$2.04	0	$0	0.25%	11.2%	12/31/2019	$2.12	0	$0	0.00%	11.5%
12/31/2018	1.78	0	0	0.50%	-2.7%	12/31/2018	1.84	0	0	0.25%	-2.4%	12/31/2018	1.90	0	0	0.00%	-2.2%
12/31/2017	1.83	0	0	0.50%	5.9%	12/31/2017	1.88	0	0	0.25%	6.1%	12/31/2017	1.94	0	0	0.00%	6.4%
12/31/2016	1.72	0	0	0.50%	15.4%	12/31/2016	1.77	0	0	0.25%	15.7%	12/31/2016	1.82	0	0	0.00%	16.0%
12/31/2015	1.49	0	0	0.50%	-8.2%	12/31/2015	1.53	0	0	0.25%	-8.0%	12/31/2015	1.57	0	0	0.00%	-7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	6.3%
2018	5.3%
2017	5.0%
2016	5.1%
2015	5.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Capital World Growth and Income Fund R4 Class - 06-211
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,818,940	$23,570,872	572,344
Receivables: investments sold	23,115
Payables: investments purchased	-
Net assets	$29,842,055

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,842,055	15,367,056	$1.94
Band 100	-	-	2.01
Band 75	-	-	2.07
Band 50	-	-	2.14
Band 25	-	-	2.22
Band 0	-	-	2.29
Total	$29,842,055	15,367,056

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$645,778
Mortality & expense charges	(444,131)
Net investment income (loss)	201,647

Gain (loss) on investments:
Net realized gain (loss)	2,473,556
Realized gain distributions	281,582
Net change in unrealized appreciation (depreciation)	4,534,972
Net gain (loss)	7,290,110

Increase (decrease) in net assets from operations	$7,491,757

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$201,647	$302,082
Net realized gain (loss)	2,473,556	1,808,160
Realized gain distributions	281,582	1,567,505
Net change in unrealized appreciation (depreciation)	4,534,972	(8,048,847)

Increase (decrease) in net assets from operations	7,491,757	(4,371,100)

Contract owner transactions:
Proceeds from units sold	3,444,193	4,565,679
Cost of units redeemed	(14,530,744)	(9,955,031)
Account charges	(8,531)	(9,030)
Increase (decrease)	(11,095,082)	(5,398,382)
Net increase (decrease)	(3,603,325)	(9,769,482)
Net assets, beginning	33,445,380	43,214,862
Net assets, ending	$29,842,055	$33,445,380

Units sold	1,994,951	2,625,764
Units redeemed	(7,942,387)	(5,706,698)
Net increase (decrease)	(5,947,436)	(3,080,934)
Units outstanding, beginning	21,314,492	24,395,426
Units outstanding, ending	15,367,056	21,314,492

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$111,457,426
Cost of units redeemed/account charges	(110,604,828)
Net investment income (loss)	5,570,490
Net realized gain (loss)	9,919,985
Realized gain distributions	7,250,914
Net change in unrealized appreciation (depreciation)	6,248,068
Net assets	$29,842,055

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.94	15,367	$29,842	1.25%	23.8%	12/31/2019	$2.01	0	$0	1.00%	24.1%	12/31/2019	$2.07	0	$0	0.75%	24.4%
12/31/2018	1.57	21,314	33,445	1.25%	-11.4%	12/31/2018	1.62	0	0	1.00%	-11.2%	12/31/2018	1.67	0	0	0.75%	-11.0%
12/31/2017	1.77	24,395	43,215	1.25%	23.1%	12/31/2017	1.82	0	0	1.00%	23.4%	12/31/2017	1.87	0	0	0.75%	23.7%
12/31/2016	1.44	28,007	40,306	1.25%	5.2%	12/31/2016	1.48	0	0	1.00%	5.4%	12/31/2016	1.51	0	0	0.75%	5.7%
12/31/2015	1.37	29,779	40,748	1.25%	-3.4%	12/31/2015	1.40	0	0	1.00%	-3.2%	12/31/2015	1.43	0	0	0.75%	-2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.14	0	$0	0.50%	24.7%	12/31/2019	$2.22	0	$0	0.25%	25.0%	12/31/2019	$2.29	0	$0	0.00%	25.3%
12/31/2018	1.72	0	0	0.50%	-10.7%	12/31/2018	1.77	0	0	0.25%	-10.5%	12/31/2018	1.83	0	0	0.00%	-10.3%
12/31/2017	1.93	0	0	0.50%	24.0%	12/31/2017	1.98	0	0	0.25%	24.3%	12/31/2017	2.04	0	0	0.00%	24.6%
12/31/2016	1.55	0	0	0.50%	6.0%	12/31/2016	1.59	0	0	0.25%	6.2%	12/31/2016	1.63	0	0	0.00%	6.5%
12/31/2015	1.47	0	0	0.50%	-2.7%	12/31/2015	1.50	0	0	0.25%	-2.4%	12/31/2015	1.54	415	637	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.0%
2018	2.1%
2017	2.0%
2016	2.4%
2015	2.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Capital World Growth and Income Fund R3 Class - 06-183
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,371,400	$5,110,702	122,185
Receivables: investments sold	-
Payables: investments purchased	(29,984)
Net assets	$6,341,416

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,939,893	2,383,856	$2.07
Band 100	887,154	413,391	2.15
Band 75	-	-	2.22
Band 50	7,393	3,212	2.30
Band 25	-	-	2.38
Band 0	506,976	205,397	2.47
Total	$6,341,416	3,005,856

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$95,336
Mortality & expense charges	(70,734)
Net investment income (loss)	24,602

Gain (loss) on investments:
Net realized gain (loss)	187,627
Realized gain distributions	49,151
Net change in unrealized appreciation (depreciation)	1,053,107
Net gain (loss)	1,289,885

Increase (decrease) in net assets from operations	$1,314,487

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$24,602	$44,808
Net realized gain (loss)	187,627	1,289,420
Realized gain distributions	49,151	287,778
Net change in unrealized appreciation (depreciation)	1,053,107	(2,507,981)

Increase (decrease) in net assets from operations	1,314,487	(885,975)

Contract owner transactions:
Proceeds from units sold	642,785	1,172,510
Cost of units redeemed	(1,365,514)	(6,405,052)
Account charges	(2,467)	(4,139)
Increase (decrease)	(725,196)	(5,236,681)
Net increase (decrease)	589,291	(6,122,656)
Net assets, beginning	5,752,125	11,874,781
Net assets, ending	$6,341,416	$5,752,125

Units sold	336,879	647,835
Units redeemed	(706,291)	(3,468,727)
Net increase (decrease)	(369,412)	(2,820,892)
Units outstanding, beginning	3,375,268	6,196,160
Units outstanding, ending	3,005,856	3,375,268

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$54,248,458
Cost of units redeemed/account charges	(59,628,835)
Net investment income (loss)	1,531,531
Net realized gain (loss)	6,949,792
Realized gain distributions	1,979,772
Net change in unrealized appreciation (depreciation)	1,260,698
Net assets	$6,341,416

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.07	2,384	$4,940	1.25%	23.4%	12/31/2019	$2.15	413	$887	1.00%	23.7%	12/31/2019	$2.22	0	$0	0.75%	24.0%
12/31/2018	1.68	2,686	4,511	1.25%	-11.7%	12/31/2018	1.73	502	870	1.00%	-11.5%	12/31/2018	1.79	0	0	0.75%	-11.3%
12/31/2017	1.90	5,338	10,152	1.25%	22.8%	12/31/2017	1.96	696	1,365	1.00%	23.1%	12/31/2017	2.02	0	0	0.75%	23.4%
12/31/2016	1.55	6,669	10,333	1.25%	4.8%	12/31/2016	1.59	764	1,217	1.00%	5.1%	12/31/2016	1.64	0	0	0.75%	5.4%
12/31/2015	1.48	8,325	12,304	1.25%	-3.7%	12/31/2015	1.52	791	1,198	1.00%	-3.5%	12/31/2015	1.55	0	0	0.75%	-3.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.30	3	$7	0.50%	24.3%	12/31/2019	$2.38	0	$0	0.25%	24.6%	12/31/2019	$2.47	205	$507	0.00%	24.9%
12/31/2018	1.85	0	0	0.50%	-11.0%	12/31/2018	1.91	0	0	0.25%	-10.8%	12/31/2018	1.98	188	371	0.00%	-10.6%
12/31/2017	2.08	0	0	0.50%	23.7%	12/31/2017	2.14	0	0	0.25%	24.0%	12/31/2017	2.21	162	358	0.00%	24.3%
12/31/2016	1.68	0	0	0.50%	5.6%	12/31/2016	1.73	0	0	0.25%	5.9%	12/31/2016	1.78	151	269	0.00%	6.1%
12/31/2015	1.59	0	0	0.50%	-3.0%	12/31/2015	1.63	0	0	0.25%	-2.7%	12/31/2015	1.67	705	1,180	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	1.8%
2017	1.6%
2016	2.0%
2015	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds EuroPacific Growth Fund R5 Class - 06-296
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,854	$1,773	33
Receivables: investments sold	16
Payables: investments purchased	-
Net assets	$1,870

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,870	1,177	$1.59
Band 100	-	-	1.63
Band 75	-	-	1.66
Band 50	-	-	1.70
Band 25	-	-	1.74
Band 0	-	-	1.78
Total	$1,870	1,177

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$21
Mortality & expense charges	(4)
Net investment income (loss)	17

Gain (loss) on investments:
Net realized gain (loss)	3
Realized gain distributions	31
Net change in unrealized appreciation (depreciation)	81
Net gain (loss)	115

Increase (decrease) in net assets from operations	$132

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$17	$-
Net realized gain (loss)	3	-
Realized gain distributions	31	-
Net change in unrealized appreciation (depreciation)	81	-

Increase (decrease) in net assets from operations	132	-

Contract owner transactions:
Proceeds from units sold	1,987	-
Cost of units redeemed	(249)	-
Account charges	-	-
Increase (decrease)	1,738	-
Net increase (decrease)	1,870	-
Net assets, beginning	-	-
Net assets, ending	$1,870	$-

Units sold	1,343	-
Units redeemed	(166)	-
Net increase (decrease)	1,177	-
Units outstanding, beginning	-	-
Units outstanding, ending	1,177	-

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,987
Cost of units redeemed/account charges	(249)
Net investment income (loss)	17
Net realized gain (loss)	3
Realized gain distributions	31
Net change in unrealized appreciation (depreciation)	81
Net assets	$1,870

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.59	1	$2	1.25%	25.8%	12/31/2019	$1.63	0	$0	1.00%	26.1%	12/31/2019	$1.66	0	$0	0.75%	26.4%
12/31/2018	1.26	0	0	1.25%	-16.0%	12/31/2018	1.29	0	0	1.00%	-15.8%	12/31/2018	1.32	0	0	0.75%	-15.6%
12/31/2017	1.50	0	0	1.25%	29.5%	12/31/2017	1.53	0	0	1.00%	29.8%	12/31/2017	1.56	0	0	0.75%	30.1%
12/31/2016	1.16	0	0	1.25%	-0.2%	12/31/2016	1.18	0	0	1.00%	0.0%	12/31/2016	1.20	0	0	0.75%	0.2%
12/31/2015	1.16	0	0	1.25%	-1.8%	12/31/2015	1.18	0	0	1.00%	-1.5%	12/31/2015	1.20	0	0	0.75%	-1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.70	0	$0	0.50%	26.7%	12/31/2019	$1.74	0	$0	0.25%	27.0%	12/31/2019	$1.78	0	$0	0.00%	27.4%
12/31/2018	1.34	0	0	0.50%	-15.4%	12/31/2018	1.37	0	0	0.25%	-15.2%	12/31/2018	1.40	0	0	0.00%	-15.0%
12/31/2017	1.59	0	0	0.50%	30.4%	12/31/2017	1.62	0	0	0.25%	30.8%	12/31/2017	1.65	0	0	0.00%	31.1%
12/31/2016	1.22	0	0	0.50%	0.5%	12/31/2016	1.24	0	0	0.25%	0.8%	12/31/2016	1.26	0	0	0.00%	1.0%
12/31/2015	1.21	0	0	0.50%	-1.0%	12/31/2015	1.23	0	0	0.25%	-0.8%	12/31/2015	1.24	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds EuroPacific Growth Fund R4 Class - 06-212
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$59,247,462	$51,191,517	1,088,332
Receivables: investments sold	12,255
Payables: investments purchased	-
Net assets	$59,259,717

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$59,163,381	35,944,451	$1.65
Band 100	-	-	1.70
Band 75	-	-	1.76
Band 50	-	-	1.82
Band 25	-	-	1.88
Band 0	96,336	49,634	1.94
Total	$59,259,717	35,994,085

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$616,696
Mortality & expense charges	(655,000)
Net investment income (loss)	(38,304)

Gain (loss) on investments:
Net realized gain (loss)	1,217,962
Realized gain distributions	1,032,936
Net change in unrealized appreciation (depreciation)	9,824,339
Net gain (loss)	12,075,237

Increase (decrease) in net assets from operations	$12,036,933

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(38,304)	$(110,432)
Net realized gain (loss)	1,217,962	1,737,955
Realized gain distributions	1,032,936	2,292,995
Net change in unrealized appreciation (depreciation)	9,824,339	(13,285,681)

Increase (decrease) in net assets from operations	12,036,933	(9,365,163)

Contract owner transactions:
Proceeds from units sold	17,853,398	13,975,687
Cost of units redeemed	(15,402,422)	(17,380,472)
Account charges	(46,777)	(44,534)
Increase (decrease)	2,404,199	(3,449,319)
Net increase (decrease)	14,441,132	(12,814,482)
Net assets, beginning	44,818,585	57,633,067
Net assets, ending	$59,259,717	$44,818,585

Units sold	12,171,209	9,324,437
Units redeemed	(10,313,851)	(11,941,882)
Net increase (decrease)	1,857,358	(2,617,445)
Units outstanding, beginning	34,136,727	36,754,172
Units outstanding, ending	35,994,085	34,136,727

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$199,326,091
Cost of units redeemed/account charges	(168,375,749)
Net investment income (loss)	1,219,955
Net realized gain (loss)	11,582,249
Realized gain distributions	7,451,226
Net change in unrealized appreciation (depreciation)	8,055,945
Net assets	$59,259,717

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.65	35,944	$59,163	1.25%	25.4%	12/31/2019	$1.70	0	$0	1.00%	25.7%	12/31/2019	$1.76	0	$0	0.75%	26.0%
12/31/2018	1.31	34,083	44,737	1.25%	-16.3%	12/31/2018	1.35	0	0	1.00%	-16.1%	12/31/2018	1.40	0	0	0.75%	-15.9%
12/31/2017	1.57	36,701	57,538	1.25%	29.1%	12/31/2017	1.61	0	0	1.00%	29.4%	12/31/2017	1.66	0	0	0.75%	29.7%
12/31/2016	1.21	43,267	52,547	1.25%	-0.6%	12/31/2016	1.25	0	0	1.00%	-0.3%	12/31/2016	1.28	0	0	0.75%	-0.1%
12/31/2015	1.22	44,399	54,226	1.25%	-2.1%	12/31/2015	1.25	0	0	1.00%	-1.8%	12/31/2015	1.28	0	0	0.75%	-1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.82	0	$0	0.50%	26.3%	12/31/2019	$1.88	0	$0	0.25%	26.7%	12/31/2019	$1.94	50	$96	0.00%	27.0%
12/31/2018	1.44	0	0	0.50%	-15.6%	12/31/2018	1.48	0	0	0.25%	-15.4%	12/31/2018	1.53	54	82	0.00%	-15.2%
12/31/2017	1.70	0	0	0.50%	30.1%	12/31/2017	1.75	0	0	0.25%	30.4%	12/31/2017	1.80	53	95	0.00%	30.7%
12/31/2016	1.31	0	0	0.50%	0.2%	12/31/2016	1.34	0	0	0.25%	0.4%	12/31/2016	1.38	5,186	7,154	0.00%	0.7%
12/31/2015	1.31	0	0	0.50%	-1.3%	12/31/2015	1.34	0	0	0.25%	-1.1%	12/31/2015	1.37	4,882	6,688	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.2%
2018	1.1%
2017	0.8%
2016	1.2%
2015	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds EuroPacific Growth Fund R3 Class - 06-181
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,729,732	$10,016,435	214,529
Receivables: investments sold	-
Payables: investments purchased	(50,754)
Net assets	$11,678,978

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,328,227	5,925,288	$1.74
Band 100	674,178	373,476	1.81
Band 75	-	-	1.87
Band 50	246,220	127,183	1.94
Band 25	-	-	2.00
Band 0	430,353	207,276	2.08
Total	$11,678,978	6,633,223

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$89,899
Mortality & expense charges	(144,885)
Net investment income (loss)	(54,986)

Gain (loss) on investments:
Net realized gain (loss)	483,473
Realized gain distributions	208,737
Net change in unrealized appreciation (depreciation)	2,178,267
Net gain (loss)	2,870,477

Increase (decrease) in net assets from operations	$2,815,491

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(54,986)	$(62,635)
Net realized gain (loss)	483,473	914,857
Realized gain distributions	208,737	667,673
Net change in unrealized appreciation (depreciation)	2,178,267	(4,059,724)

Increase (decrease) in net assets from operations	2,815,491	(2,539,829)

Contract owner transactions:
Proceeds from units sold	2,363,643	3,313,545
Cost of units redeemed	(5,848,992)	(6,330,171)
Account charges	(8,285)	(10,601)
Increase (decrease)	(3,493,634)	(3,027,227)
Net increase (decrease)	(678,143)	(5,567,056)
Net assets, beginning	12,357,121	17,924,177
Net assets, ending	$11,678,978	$12,357,121

Units sold	1,595,263	2,053,663
Units redeemed	(3,762,300)	(3,917,020)
Net increase (decrease)	(2,167,037)	(1,863,357)
Units outstanding, beginning	8,800,260	10,663,617
Units outstanding, ending	6,633,223	8,800,260

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$78,340,198
Cost of units redeemed/account charges	(77,426,821)
Net investment income (loss)	4,704
Net realized gain (loss)	6,644,048
Realized gain distributions	2,403,552
Net change in unrealized appreciation (depreciation)	1,713,297
Net assets	$11,678,978

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.74	5,925	$10,328	1.25%	25.0%	12/31/2019	$1.81	373	$674	1.00%	25.3%	12/31/2019	$1.87	0	$0	0.75%	25.7%
12/31/2018	1.39	7,926	11,051	1.25%	-16.5%	12/31/2018	1.44	564	812	1.00%	-16.3%	12/31/2018	1.49	0	0	0.75%	-16.1%
12/31/2017	1.67	9,613	16,056	1.25%	28.7%	12/31/2017	1.72	707	1,216	1.00%	29.0%	12/31/2017	1.77	0	0	0.75%	29.3%
12/31/2016	1.30	10,525	13,658	1.25%	-0.9%	12/31/2016	1.33	836	1,116	1.00%	-0.6%	12/31/2016	1.37	0	0	0.75%	-0.4%
12/31/2015	1.31	12,498	16,359	1.25%	-2.3%	12/31/2015	1.34	1,008	1,353	1.00%	-2.1%	12/31/2015	1.38	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.94	127	$246	0.50%	26.0%	12/31/2019	$2.00	0	$0	0.25%	26.3%	12/31/2019	$2.08	207	$430	0.00%	26.6%
12/31/2018	1.54	135	208	0.50%	-15.9%	12/31/2018	1.59	0	0	0.25%	-15.7%	12/31/2018	1.64	175	287	0.00%	-15.5%
12/31/2017	1.83	136	248	0.50%	29.7%	12/31/2017	1.88	0	0	0.25%	30.0%	12/31/2017	1.94	208	403	0.00%	30.3%
12/31/2016	1.41	139	196	0.50%	-0.1%	12/31/2016	1.45	0	0	0.25%	0.1%	12/31/2016	1.49	342	510	0.00%	0.4%
12/31/2015	1.41	141	199	0.50%	-1.6%	12/31/2015	1.45	0	0	0.25%	-1.4%	12/31/2015	1.48	1,168	1,732	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	0.9%
2017	0.6%
2016	0.8%
2015	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Fundamental Investors R4 Class - 06-214
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,918,563	$10,905,573	208,910
Receivables: investments sold	6,731
Payables: investments purchased	-
Net assets	$12,925,294

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,925,294	5,027,662	$2.57
Band 100	-	-	2.66
Band 75	-	-	2.75
Band 50	-	-	2.84
Band 25	-	-	2.93
Band 0	-	-	3.03
Total	$12,925,294	5,027,662

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$218,281
Mortality & expense charges	(200,497)
Net investment income (loss)	17,784

Gain (loss) on investments:
Net realized gain (loss)	1,253,867
Realized gain distributions	760,446
Net change in unrealized appreciation (depreciation)	1,610,622
Net gain (loss)	3,624,935

Increase (decrease) in net assets from operations	$3,642,719

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$17,784	$30,732
Net realized gain (loss)	1,253,867	982,777
Realized gain distributions	760,446	1,232,029
Net change in unrealized appreciation (depreciation)	1,610,622	(3,487,128)

Increase (decrease) in net assets from operations	3,642,719	(1,241,590)

Contract owner transactions:
Proceeds from units sold	1,863,180	2,871,020
Cost of units redeemed	(7,175,788)	(5,023,993)
Account charges	(3,704)	(3,525)
Increase (decrease)	(5,316,312)	(2,156,498)
Net increase (decrease)	(1,673,593)	(3,398,088)
Net assets, beginning	14,598,887	17,996,975
Net assets, ending	$12,925,294	$14,598,887

Units sold	815,551	1,321,185
Units redeemed	(2,941,709)	(2,296,469)
Net increase (decrease)	(2,126,158)	(975,284)
Units outstanding, beginning	7,153,820	8,129,104
Units outstanding, ending	5,027,662	7,153,820

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$45,519,812
Cost of units redeemed/account charges	(49,078,926)
Net investment income (loss)	491,070
Net realized gain (loss)	7,717,704
Realized gain distributions	6,262,644
Net change in unrealized appreciation (depreciation)	2,012,990
Net assets	$12,925,294

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.57	5,028	$12,925	1.25%	26.0%	12/31/2019	$2.66	0	$0	1.00%	26.3%	12/31/2019	$2.75	0	$0	0.75%	26.6%
12/31/2018	2.04	7,154	14,599	1.25%	-7.8%	12/31/2018	2.10	0	0	1.00%	-7.6%	12/31/2018	2.17	0	0	0.75%	-7.4%
12/31/2017	2.21	8,129	17,997	1.25%	21.8%	12/31/2017	2.28	0	0	1.00%	22.1%	12/31/2017	2.34	0	0	0.75%	22.4%
12/31/2016	1.82	11,135	20,245	1.25%	11.1%	12/31/2016	1.87	0	0	1.00%	11.4%	12/31/2016	1.91	0	0	0.75%	11.6%
12/31/2015	1.64	12,115	19,830	1.25%	2.1%	12/31/2015	1.67	0	0	1.00%	2.3%	12/31/2015	1.71	0	0	0.75%	2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.84	0	$0	0.50%	26.9%	12/31/2019	$2.93	0	$0	0.25%	27.2%	12/31/2019	$3.03	0	$0	0.00%	27.6%
12/31/2018	2.24	0	0	0.50%	-7.1%	12/31/2018	2.31	0	0	0.25%	-6.9%	12/31/2018	2.38	0	0	0.00%	-6.7%
12/31/2017	2.41	0	0	0.50%	22.7%	12/31/2017	2.48	0	0	0.25%	23.0%	12/31/2017	2.55	0	0	0.00%	23.3%
12/31/2016	1.96	0	0	0.50%	11.9%	12/31/2016	2.01	0	0	0.25%	12.2%	12/31/2016	2.07	0	0	0.00%	12.5%
12/31/2015	1.75	0	0	0.50%	2.8%	12/31/2015	1.79	0	0	0.25%	3.1%	12/31/2015	1.84	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	1.6%
2017	1.6%
2016	1.5%
2015	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Fundamental Investors R3 Class - 06-213
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,511,285	$7,148,112	137,573
Receivables: investments sold	-
Payables: investments purchased	(3,746)
Net assets	$8,507,539

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,013,438	2,838,351	$2.47
Band 100	1,206,593	472,454	2.55
Band 75	-	-	2.64
Band 50	9,089	3,332	2.73
Band 25	-	-	2.82
Band 0	278,419	95,550	2.91
Total	$8,507,539	3,409,687

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$103,376
Mortality & expense charges	(102,290)
Net investment income (loss)	1,086

Gain (loss) on investments:
Net realized gain (loss)	371,281
Realized gain distributions	486,579
Net change in unrealized appreciation (depreciation)	1,125,368
Net gain (loss)	1,983,228

Increase (decrease) in net assets from operations	$1,984,314

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,086	$(7,218)
Net realized gain (loss)	371,281	790,717
Realized gain distributions	486,579	684,358
Net change in unrealized appreciation (depreciation)	1,125,368	(2,158,946)

Increase (decrease) in net assets from operations	1,984,314	(691,089)

Contract owner transactions:
Proceeds from units sold	1,069,054	1,533,162
Cost of units redeemed	(2,656,596)	(3,920,537)
Account charges	(4,345)	(4,287)
Increase (decrease)	(1,591,887)	(2,391,662)
Net increase (decrease)	392,427	(3,082,751)
Net assets, beginning	8,115,112	11,197,863
Net assets, ending	$8,507,539	$8,115,112

Units sold	529,891	702,723
Units redeemed	(1,212,009)	(1,804,090)
Net increase (decrease)	(682,118)	(1,101,367)
Units outstanding, beginning	4,091,805	5,193,172
Units outstanding, ending	3,409,687	4,091,805

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$42,307,201
Cost of units redeemed/account charges	(47,444,610)
Net investment income (loss)	135,615
Net realized gain (loss)	7,746,169
Realized gain distributions	4,399,991
Net change in unrealized appreciation (depreciation)	1,363,173
Net assets	$8,507,539

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.47	2,838	$7,013	1.25%	25.6%	12/31/2019	$2.55	472	$1,207	1.00%	25.9%	12/31/2019	$2.64	0	$0	0.75%	26.2%
12/31/2018	1.97	3,432	6,753	1.25%	-8.1%	12/31/2018	2.03	565	1,145	1.00%	-7.9%	12/31/2018	2.09	0	0	0.75%	-7.6%
12/31/2017	2.14	4,318	9,244	1.25%	21.4%	12/31/2017	2.20	751	1,654	1.00%	21.7%	12/31/2017	2.26	0	0	0.75%	22.0%
12/31/2016	1.76	4,940	8,712	1.25%	10.8%	12/31/2016	1.81	813	1,470	1.00%	11.0%	12/31/2016	1.86	0	0	0.75%	11.3%
12/31/2015	1.59	6,517	10,376	1.25%	1.8%	12/31/2015	1.63	784	1,277	1.00%	2.0%	12/31/2015	1.67	0	0	0.75%	2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.73	3	$9	0.50%	26.5%	12/31/2019	$2.82	0	$0	0.25%	26.9%	12/31/2019	$2.91	96	$278	0.00%	27.2%
12/31/2018	2.16	2	4	0.50%	-7.4%	12/31/2018	2.22	0	0	0.25%	-7.2%	12/31/2018	2.29	93	213	0.00%	-6.9%
12/31/2017	2.33	48	111	0.50%	22.3%	12/31/2017	2.39	0	0	0.25%	22.6%	12/31/2017	2.46	77	189	0.00%	22.9%
12/31/2016	1.90	52	99	0.50%	11.6%	12/31/2016	1.95	0	0	0.25%	11.9%	12/31/2016	2.00	166	332	0.00%	12.1%
12/31/2015	1.71	52	89	0.50%	2.5%	12/31/2015	1.75	0	0	0.25%	2.8%	12/31/2015	1.79	774	1,382	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.2%
2018	1.2%
2017	1.1%
2016	1.2%
2015	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Intermediate Bond Fund of America R4 Class - 06-209
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$258,882	$256,509	21,601
Receivables: investments sold	31,659
Payables: investments purchased	-
Net assets	$290,541

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$290,541	252,038	$1.15
Band 100	-	-	1.19
Band 75	-	-	1.23
Band 50	-	-	1.27
Band 25	-	-	1.32
Band 0	-	-	1.36
Total	$290,541	252,038

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,443
Mortality & expense charges	(3,000)
Net investment income (loss)	1,443

Gain (loss) on investments:
Net realized gain (loss)	439
Realized gain distributions	2,280
Net change in unrealized appreciation (depreciation)	3,560
Net gain (loss)	6,279

Increase (decrease) in net assets from operations	$7,722

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,443	$926
Net realized gain (loss)	439	(2,497)
Realized gain distributions	2,280	-
Net change in unrealized appreciation (depreciation)	3,560	1,766

Increase (decrease) in net assets from operations	7,722	195

Contract owner transactions:
Proceeds from units sold	121,600	130,457
Cost of units redeemed	(91,966)	(80,471)
Account charges	(256)	(183)
Increase (decrease)	29,378	49,803
Net increase (decrease)	37,100	49,998
Net assets, beginning	253,441	203,443
Net assets, ending	$290,541	$253,441

Units sold	106,728	118,372
Units redeemed	(81,742)	(72,929)
Net increase (decrease)	24,986	45,443
Units outstanding, beginning	227,052	181,609
Units outstanding, ending	252,038	227,052

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,415,531
Cost of units redeemed/account charges	(4,137,832)
Net investment income (loss)	20,311
Net realized gain (loss)	(13,860)
Realized gain distributions	4,018
Net change in unrealized appreciation (depreciation)	2,373
Net assets	$290,541

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	252	$291	1.25%	3.3%	12/31/2019	$1.19	0	$0	1.00%	3.5%	12/31/2019	$1.23	0	$0	0.75%	3.8%
12/31/2018	1.12	227	253	1.25%	-0.4%	12/31/2018	1.15	0	0	1.00%	-0.1%	12/31/2018	1.19	0	0	0.75%	0.1%
12/31/2017	1.12	182	203	1.25%	-0.3%	12/31/2017	1.15	0	0	1.00%	0.0%	12/31/2017	1.18	0	0	0.75%	0.2%
12/31/2016	1.12	175	196	1.25%	-0.1%	12/31/2016	1.15	0	0	1.00%	0.1%	12/31/2016	1.18	0	0	0.75%	0.4%
12/31/2015	1.12	223	250	1.25%	-0.3%	12/31/2015	1.15	0	0	1.00%	-0.1%	12/31/2015	1.18	0	0	0.75%	0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	0	$0	0.50%	4.1%	12/31/2019	$1.32	0	$0	0.25%	4.3%	12/31/2019	$1.36	0	$0	0.00%	4.6%
12/31/2018	1.22	0	0	0.50%	0.4%	12/31/2018	1.26	0	0	0.25%	0.6%	12/31/2018	1.30	0	0	0.00%	0.9%
12/31/2017	1.22	0	0	0.50%	0.5%	12/31/2017	1.25	0	0	0.25%	0.7%	12/31/2017	1.29	0	0	0.00%	1.0%
12/31/2016	1.21	0	0	0.50%	0.6%	12/31/2016	1.24	0	0	0.25%	0.9%	12/31/2016	1.28	0	0	0.00%	1.1%
12/31/2015	1.21	0	0	0.50%	0.4%	12/31/2015	1.23	0	0	0.25%	0.7%	12/31/2015	1.26	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	1.7%
2017	1.1%
2016	1.2%
2015	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Intermediate Bond Fund of America R3 Class - 06-186
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$585,591	$587,002	43,495
Receivables: investments sold	-
Payables: investments purchased	(576)
Net assets	$585,015

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$170,044	152,028	$1.12
Band 100	414,971	358,258	1.16
Band 75	-	-	1.20
Band 50	-	-	1.24
Band 25	-	-	1.29
Band 0	-	-	1.33
Total	$585,015	510,286

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$9,022
Mortality & expense charges	(6,191)
Net investment income (loss)	2,831

Gain (loss) on investments:
Net realized gain (loss)	(71)
Realized gain distributions	5,159
Net change in unrealized appreciation (depreciation)	10,189
Net gain (loss)	15,277

Increase (decrease) in net assets from operations	$18,108

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,831	$1,667
Net realized gain (loss)	(71)	(5,547)
Realized gain distributions	5,159	-
Net change in unrealized appreciation (depreciation)	10,189	(1,138)

Increase (decrease) in net assets from operations	18,108	(5,018)

Contract owner transactions:
Proceeds from units sold	34,071	41,041
Cost of units redeemed	(53,879)	(185,239)
Account charges	(147)	(234)
Increase (decrease)	(19,955)	(144,432)
Net increase (decrease)	(1,847)	(149,450)
Net assets, beginning	586,862	736,312
Net assets, ending	$585,015	$586,862

Units sold	30,603	38,011
Units redeemed	(47,806)	(169,719)
Net increase (decrease)	(17,203)	(131,708)
Units outstanding, beginning	527,489	659,197
Units outstanding, ending	510,286	527,489

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,910,724
Cost of units redeemed/account charges	(5,481,230)
Net investment income (loss)	100,496
Net realized gain (loss)	44,348
Realized gain distributions	12,088
Net change in unrealized appreciation (depreciation)	(1,411)
Net assets	$585,015

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	152	$170	1.25%	3.0%	12/31/2019	$1.16	358	$415	1.00%	3.2%	12/31/2019	$1.20	0	$0	0.75%	3.5%
12/31/2018	1.09	142	154	1.25%	-0.7%	12/31/2018	1.12	386	433	1.00%	-0.4%	12/31/2018	1.16	0	0	0.75%	-0.2%
12/31/2017	1.09	196	214	1.25%	-0.6%	12/31/2017	1.13	464	522	1.00%	-0.3%	12/31/2017	1.16	0	0	0.75%	-0.1%
12/31/2016	1.10	324	356	1.25%	-0.4%	12/31/2016	1.13	509	576	1.00%	-0.2%	12/31/2016	1.16	0	0	0.75%	0.1%
12/31/2015	1.10	358	395	1.25%	-0.7%	12/31/2015	1.13	157	178	1.00%	-0.4%	12/31/2015	1.16	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	0	$0	0.50%	3.7%	12/31/2019	$1.29	0	$0	0.25%	4.0%	12/31/2019	$1.33	0	$0	0.00%	4.3%
12/31/2018	1.20	0	0	0.50%	0.1%	12/31/2018	1.24	0	0	0.25%	0.3%	12/31/2018	1.28	0	0	0.00%	0.6%
12/31/2017	1.20	0	0	0.50%	0.2%	12/31/2017	1.23	0	0	0.25%	0.4%	12/31/2017	1.27	0	0	0.00%	0.7%
12/31/2016	1.19	0	0	0.50%	0.3%	12/31/2016	1.23	0	0	0.25%	0.6%	12/31/2016	1.26	0	0	0.00%	0.8%
12/31/2015	1.19	0	0	0.50%	0.1%	12/31/2015	1.22	0	0	0.25%	0.3%	12/31/2015	1.25	29	36	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	1.3%
2017	0.8%
2016	1.0%
2015	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds New Perspective Fund R4 Class - 06-503
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,404,368	$6,313,457	158,646
Receivables: investments sold	-
Payables: investments purchased	(20,962)
Net assets	$7,383,406

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,383,406	3,346,339	$2.21
Band 100	-	-	2.25
Band 75	-	-	2.30
Band 50	-	-	2.35
Band 25	-	-	2.40
Band 0	-	-	2.45
Total	$7,383,406	3,346,339

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$70,236
Mortality & expense charges	(114,213)
Net investment income (loss)	(43,977)

Gain (loss) on investments:
Net realized gain (loss)	582,555
Realized gain distributions	191,612
Net change in unrealized appreciation (depreciation)	1,485,094
Net gain (loss)	2,259,261

Increase (decrease) in net assets from operations	$2,215,284

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(43,977)	$(41,164)
Net realized gain (loss)	582,555	427,515
Realized gain distributions	191,612	509,230
Net change in unrealized appreciation (depreciation)	1,485,094	(1,565,163)

Increase (decrease) in net assets from operations	2,215,284	(669,582)

Contract owner transactions:
Proceeds from units sold	1,550,122	2,600,295
Cost of units redeemed	(4,789,754)	(3,401,613)
Account charges	(8,040)	(9,518)
Increase (decrease)	(3,247,672)	(810,836)
Net increase (decrease)	(1,032,388)	(1,480,418)
Net assets, beginning	8,415,794	9,896,212
Net assets, ending	$7,383,406	$8,415,794

Units sold	797,889	1,371,754
Units redeemed	(2,349,554)	(1,825,950)
Net increase (decrease)	(1,551,665)	(454,196)
Units outstanding, beginning	4,898,004	5,352,200
Units outstanding, ending	3,346,339	4,898,004

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$23,012,025
Cost of units redeemed/account charges	(20,204,346)
Net investment income (loss)	(231,763)
Net realized gain (loss)	1,404,932
Realized gain distributions	2,311,647
Net change in unrealized appreciation (depreciation)	1,090,911
Net assets	$7,383,406

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.21	3,346	$7,383	1.25%	28.4%	12/31/2019	$2.25	0	$0	1.00%	28.7%	12/31/2019	$2.30	0	$0	0.75%	29.1%
12/31/2018	1.72	4,898	8,416	1.25%	-7.1%	12/31/2018	1.75	0	0	1.00%	-6.8%	12/31/2018	1.78	0	0	0.75%	-6.6%
12/31/2017	1.85	5,352	9,896	1.25%	27.2%	12/31/2017	1.88	0	0	1.00%	27.5%	12/31/2017	1.91	0	0	0.75%	27.9%
12/31/2016	1.45	4,785	6,954	1.25%	0.6%	12/31/2016	1.47	0	0	1.00%	0.8%	12/31/2016	1.49	0	0	0.75%	1.1%
12/31/2015	1.45	4,474	6,465	1.25%	4.0%	12/31/2015	1.46	0	0	1.00%	4.3%	12/31/2015	1.48	0	0	0.75%	4.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.35	0	$0	0.50%	29.4%	12/31/2019	$2.40	0	$0	0.25%	29.7%	12/31/2019	$2.45	0	$0	0.00%	30.0%
12/31/2018	1.82	0	0	0.50%	-6.4%	12/31/2018	1.85	0	0	0.25%	-6.1%	12/31/2018	1.89	0	0	0.00%	-5.9%
12/31/2017	1.94	0	0	0.50%	28.2%	12/31/2017	1.97	0	0	0.25%	28.5%	12/31/2017	2.01	0	0	0.00%	28.8%
12/31/2016	1.51	0	0	0.50%	1.3%	12/31/2016	1.54	0	0	0.25%	1.6%	12/31/2016	1.56	371	577	0.00%	1.8%
12/31/2015	1.49	0	0	0.50%	4.8%	12/31/2015	1.51	0	0	0.25%	5.0%	12/31/2015	1.53	328	502	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	1.0%
2017	0.4%
2016	0.8%
2015	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds New Perspective Fund R3 Class - 06-502
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,237,307	$2,785,422	70,607
Receivables: investments sold	19,837
Payables: investments purchased	-
Net assets	$3,257,144

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,254,085	1,513,672	$2.15
Band 100	-	-	2.20
Band 75	-	-	2.24
Band 50	-	-	2.29
Band 25	-	-	2.34
Band 0	3,059	1,279	2.39
Total	$3,257,144	1,514,951

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$21,452
Mortality & expense charges	(39,232)
Net investment income (loss)	(17,780)

Gain (loss) on investments:
Net realized gain (loss)	108,039
Realized gain distributions	85,228
Net change in unrealized appreciation (depreciation)	636,246
Net gain (loss)	829,513

Increase (decrease) in net assets from operations	$811,733

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(17,780)	$(22,390)
Net realized gain (loss)	108,039	252,187
Realized gain distributions	85,228	188,515
Net change in unrealized appreciation (depreciation)	636,246	(627,479)

Increase (decrease) in net assets from operations	811,733	(209,167)

Contract owner transactions:
Proceeds from units sold	668,925	986,803
Cost of units redeemed	(1,317,904)	(1,875,937)
Account charges	(1,464)	(1,739)
Increase (decrease)	(650,443)	(890,873)
Net increase (decrease)	161,290	(1,100,040)
Net assets, beginning	3,095,854	4,195,894
Net assets, ending	$3,257,144	$3,095,854

Units sold	350,023	531,717
Units redeemed	(670,814)	(1,005,638)
Net increase (decrease)	(320,791)	(473,921)
Units outstanding, beginning	1,835,742	2,309,663
Units outstanding, ending	1,514,951	1,835,742

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$11,391,208
Cost of units redeemed/account charges	(10,204,330)
Net investment income (loss)	(182,748)
Net realized gain (loss)	594,304
Realized gain distributions	1,206,825
Net change in unrealized appreciation (depreciation)	451,885
Net assets	$3,257,144

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.15	1,514	$3,254	1.25%	28.0%	12/31/2019	$2.20	0	$0	1.00%	28.3%	12/31/2019	$2.24	0	$0	0.75%	28.6%
12/31/2018	1.68	1,759	2,953	1.25%	-7.3%	12/31/2018	1.71	0	0	1.00%	-7.1%	12/31/2018	1.74	0	0	0.75%	-6.9%
12/31/2017	1.81	2,247	4,072	1.25%	26.9%	12/31/2017	1.84	0	0	1.00%	27.2%	12/31/2017	1.87	0	0	0.75%	27.5%
12/31/2016	1.43	2,303	3,290	1.25%	0.2%	12/31/2016	1.45	0	0	1.00%	0.5%	12/31/2016	1.47	0	0	0.75%	0.7%
12/31/2015	1.43	3,006	4,284	1.25%	3.7%	12/31/2015	1.44	0	0	1.00%	4.0%	12/31/2015	1.46	0	0	0.75%	4.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.29	0	$0	0.50%	29.0%	12/31/2019	$2.34	0	$0	0.25%	29.3%	12/31/2019	$2.39	1	$3	0.00%	29.6%
12/31/2018	1.78	0	0	0.50%	-6.6%	12/31/2018	1.81	0	0	0.25%	-6.4%	12/31/2018	1.85	77	142	0.00%	-6.2%
12/31/2017	1.90	0	0	0.50%	27.8%	12/31/2017	1.93	0	0	0.25%	28.1%	12/31/2017	1.97	63	124	0.00%	28.5%
12/31/2016	1.49	0	0	0.50%	1.0%	12/31/2016	1.51	0	0	0.25%	1.2%	12/31/2016	1.53	76	116	0.00%	1.5%
12/31/2015	1.47	0	0	0.50%	4.5%	12/31/2015	1.49	0	0	0.25%	4.7%	12/31/2015	1.51	357	538	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	0.6%
2017	0.1%
2016	0.4%
2015	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds New World Fund R4 Class - 06-689
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,700,965	$10,865,333	177,742
Receivables: investments sold	-
Payables: investments purchased	(241,188)
Net assets	$12,459,777

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,432,871	7,567,057	$1.64
Band 100	-	-	1.67
Band 75	-	-	1.71
Band 50	-	-	1.74
Band 25	-	-	1.77
Band 0	26,906	14,891	1.81
Total	$12,459,777	7,581,948

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$132,588
Mortality & expense charges	(170,613)
Net investment income (loss)	(38,025)

Gain (loss) on investments:
Net realized gain (loss)	692,112
Realized gain distributions	318,903
Net change in unrealized appreciation (depreciation)	2,088,060
Net gain (loss)	3,099,075

Increase (decrease) in net assets from operations	$3,061,050

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(38,025)	$(60,399)
Net realized gain (loss)	692,112	1,147,280
Realized gain distributions	318,903	151,029
Net change in unrealized appreciation (depreciation)	2,088,060	(3,203,540)

Increase (decrease) in net assets from operations	3,061,050	(1,965,630)

Contract owner transactions:
Proceeds from units sold	3,651,914	4,567,967
Cost of units redeemed	(6,585,806)	(8,794,269)
Account charges	(45,209)	(45,676)
Increase (decrease)	(2,979,101)	(4,271,978)
Net increase (decrease)	81,949	(6,237,608)
Net assets, beginning	12,377,828	18,615,436
Net assets, ending	$12,459,777	$12,377,828

Units sold	2,515,826	3,229,538
Units redeemed	(4,423,621)	(6,105,265)
Net increase (decrease)	(1,907,795)	(2,875,727)
Units outstanding, beginning	9,489,743	12,365,470
Units outstanding, ending	7,581,948	9,489,743

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$38,953,852
Cost of units redeemed/account charges	(31,058,126)
Net investment income (loss)	(172,812)
Net realized gain (loss)	1,773,531
Realized gain distributions	1,127,700
Net change in unrealized appreciation (depreciation)	1,835,632
Net assets	$12,459,777

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.64	7,567	$12,433	1.25%	26.0%	12/31/2019	$1.67	0	$0	1.00%	26.3%	12/31/2019	$1.71	0	$0	0.75%	26.6%
12/31/2018	1.30	9,476	12,358	1.25%	-13.4%	12/31/2018	1.33	0	0	1.00%	-13.1%	12/31/2018	1.35	0	0	0.75%	-12.9%
12/31/2017	1.51	12,353	18,595	1.25%	31.0%	12/31/2017	1.53	0	0	1.00%	31.3%	12/31/2017	1.55	0	0	0.75%	31.6%
12/31/2016	1.15	13,108	15,067	1.25%	2.7%	12/31/2016	1.16	0	0	1.00%	2.9%	12/31/2016	1.18	0	0	0.75%	3.2%
12/31/2015	1.12	10,325	11,562	1.25%	-7.1%	12/31/2015	1.13	0	0	1.00%	-6.9%	12/31/2015	1.14	0	0	0.75%	-6.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.74	0	$0	0.50%	26.9%	12/31/2019	$1.77	0	$0	0.25%	27.2%	12/31/2019	$1.81	15	$27	0.00%	27.6%
12/31/2018	1.37	0	0	0.50%	-12.7%	12/31/2018	1.39	0	0	0.25%	-12.5%	12/31/2018	1.42	14	19	0.00%	-12.3%
12/31/2017	1.57	0	0	0.50%	31.9%	12/31/2017	1.59	0	0	0.25%	32.3%	12/31/2017	1.61	12	20	0.00%	32.6%
12/31/2016	1.19	0	0	0.50%	3.4%	12/31/2016	1.20	0	0	0.25%	3.7%	12/31/2016	1.22	9	10	0.00%	3.9%
12/31/2015	1.15	0	0	0.50%	-6.4%	12/31/2015	1.16	0	0	0.25%	-6.2%	12/31/2015	1.17	5	6	0.00%	-6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	0.8%
2017	1.1%
2016	1.2%
2015	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds New World Fund R3 Class - 06-691
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$762,862	$698,408	10,964
Receivables: investments sold	-
Payables: investments purchased	(377)
Net assets	$762,485

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$762,485	475,657	$1.60
Band 100	-	-	1.63
Band 75	-	-	1.67
Band 50	-	-	1.70
Band 25	-	-	1.73
Band 0	-	-	1.76
Total	$762,485	475,657

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$5,810
Mortality & expense charges	(10,435)
Net investment income (loss)	(4,625)

Gain (loss) on investments:
Net realized gain (loss)	81,824
Realized gain distributions	19,463
Net change in unrealized appreciation (depreciation)	82,389
Net gain (loss)	183,676

Increase (decrease) in net assets from operations	$179,051

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,625)	$(4,776)
Net realized gain (loss)	81,824	29,501
Realized gain distributions	19,463	8,652
Net change in unrealized appreciation (depreciation)	82,389	(142,312)

Increase (decrease) in net assets from operations	179,051	(108,935)

Contract owner transactions:
Proceeds from units sold	483,792	278,976
Cost of units redeemed	(597,896)	(201,858)
Account charges	(1,645)	(1,402)
Increase (decrease)	(115,749)	75,716
Net increase (decrease)	63,302	(33,219)
Net assets, beginning	699,183	732,402
Net assets, ending	$762,485	$699,183

Units sold	353,475	198,397
Units redeemed	(425,574)	(146,176)
Net increase (decrease)	(72,099)	52,221
Units outstanding, beginning	547,756	495,535
Units outstanding, ending	475,657	547,756

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,875,559
Cost of units redeemed/account charges	(1,317,418)
Net investment income (loss)	(18,485)
Net realized gain (loss)	106,288
Realized gain distributions	52,087
Net change in unrealized appreciation (depreciation)	64,454
Net assets	$762,485

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.60	476	$762	1.25%	25.6%	12/31/2019	$1.63	0	$0	1.00%	25.9%	12/31/2019	$1.67	0	$0	0.75%	26.2%
12/31/2018	1.28	548	699	1.25%	-13.6%	12/31/2018	1.30	0	0	1.00%	-13.4%	12/31/2018	1.32	0	0	0.75%	-13.2%
12/31/2017	1.48	496	732	1.25%	30.6%	12/31/2017	1.50	0	0	1.00%	30.9%	12/31/2017	1.52	0	0	0.75%	31.2%
12/31/2016	1.13	422	477	1.25%	2.3%	12/31/2016	1.15	0	0	1.00%	2.6%	12/31/2016	1.16	0	0	0.75%	2.8%
12/31/2015	1.11	390	431	1.25%	-7.4%	12/31/2015	1.12	0	0	1.00%	-7.2%	12/31/2015	1.13	0	0	0.75%	-7.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.70	0	$0	0.50%	26.5%	12/31/2019	$1.73	0	$0	0.25%	26.8%	12/31/2019	$1.76	0	$0	0.00%	27.2%
12/31/2018	1.34	0	0	0.50%	-13.0%	12/31/2018	1.36	0	0	0.25%	-12.8%	12/31/2018	1.39	0	0	0.00%	-12.5%
12/31/2017	1.54	0	0	0.50%	31.5%	12/31/2017	1.56	0	0	0.25%	31.9%	12/31/2017	1.59	0	0	0.00%	32.2%
12/31/2016	1.17	0	0	0.50%	3.1%	12/31/2016	1.19	0	0	0.25%	3.3%	12/31/2016	1.20	0	0	0.00%	3.6%
12/31/2015	1.14	0	0	0.50%	-6.7%	12/31/2015	1.15	0	0	0.25%	-6.5%	12/31/2015	1.16	3	3	0.00%	-6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.8%
2018	0.6%
2017	0.9%
2016	0.8%
2015	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds SMALLCAP World Fund R4 Class - 06-332
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,376,846	$2,083,156	40,779
Receivables: investments sold	1,401
Payables: investments purchased	-
Net assets	$2,378,247

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,378,247	1,308,246	$1.82
Band 100	-	-	1.87
Band 75	-	-	1.93
Band 50	-	-	1.99
Band 25	-	-	2.05
Band 0	-	-	2.12
Total	$2,378,247	1,308,246

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(29,335)
Net investment income (loss)	(29,335)

Gain (loss) on investments:
Net realized gain (loss)	76,728
Realized gain distributions	98,782
Net change in unrealized appreciation (depreciation)	430,767
Net gain (loss)	606,277

Increase (decrease) in net assets from operations	$576,942

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(29,335)	$(23,521)
Net realized gain (loss)	76,728	13,611
Realized gain distributions	98,782	120,619
Net change in unrealized appreciation (depreciation)	430,767	(337,920)

Increase (decrease) in net assets from operations	576,942	(227,211)

Contract owner transactions:
Proceeds from units sold	782,313	874,781
Cost of units redeemed	(1,082,600)	(123,411)
Account charges	(1,021)	(1,643)
Increase (decrease)	(301,308)	749,727
Net increase (decrease)	275,634	522,516
Net assets, beginning	2,102,613	1,580,097
Net assets, ending	$2,378,247	$2,102,613

Units sold	473,883	570,710
Units redeemed	(659,755)	(77,835)
Net increase (decrease)	(185,872)	492,875
Units outstanding, beginning	1,494,118	1,001,243
Units outstanding, ending	1,308,246	1,494,118

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$7,154,781
Cost of units redeemed/account charges	(5,812,745)
Net investment income (loss)	(136,586)
Net realized gain (loss)	276,547
Realized gain distributions	602,560
Net change in unrealized appreciation (depreciation)	293,690
Net assets	$2,378,247

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.82	1,308	$2,378	1.25%	29.2%	12/31/2019	$1.87	0	$0	1.00%	29.5%	12/31/2019	$1.93	0	$0	0.75%	29.8%
12/31/2018	1.41	1,494	2,103	1.25%	-10.8%	12/31/2018	1.45	0	0	1.00%	-10.6%	12/31/2018	1.49	0	0	0.75%	-10.4%
12/31/2017	1.58	1,001	1,580	1.25%	25.3%	12/31/2017	1.62	0	0	1.00%	25.6%	12/31/2017	1.66	0	0	0.75%	25.9%
12/31/2016	1.26	1,808	2,277	1.25%	4.5%	12/31/2016	1.29	0	0	1.00%	4.7%	12/31/2016	1.32	0	0	0.75%	5.0%
12/31/2015	1.21	1,804	2,175	1.25%	1.4%	12/31/2015	1.23	0	0	1.00%	1.6%	12/31/2015	1.26	0	0	0.75%	1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.99	0	$0	0.50%	30.2%	12/31/2019	$2.05	0	$0	0.25%	30.5%	12/31/2019	$2.12	0	$0	0.00%	30.8%
12/31/2018	1.53	0	0	0.50%	-10.2%	12/31/2018	1.57	0	0	0.25%	-9.9%	12/31/2018	1.62	0	0	0.00%	-9.7%
12/31/2017	1.70	0	0	0.50%	26.2%	12/31/2017	1.75	0	0	0.25%	26.5%	12/31/2017	1.79	0	0	0.00%	26.8%
12/31/2016	1.35	0	0	0.50%	5.2%	12/31/2016	1.38	0	0	0.25%	5.5%	12/31/2016	1.41	0	0	0.00%	5.8%
12/31/2015	1.28	0	0	0.50%	2.1%	12/31/2015	1.31	0	0	0.25%	2.4%	12/31/2015	1.34	0	0	0.00%	2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.4%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds SMALLCAP World Fund R3 Class - 06-333
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,929,527	$1,668,597	34,605
Receivables: investments sold	1,117
Payables: investments purchased	-
Net assets	$1,930,644

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,621,149	928,388	$1.75
Band 100	247,436	137,463	1.80
Band 75	-	-	1.86
Band 50	-	-	1.91
Band 25	-	-	1.97
Band 0	62,059	30,537	2.03
Total	$1,930,644	1,096,388

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(22,847)
Net investment income (loss)	(22,847)

Gain (loss) on investments:
Net realized gain (loss)	46,936
Realized gain distributions	88,308
Net change in unrealized appreciation (depreciation)	365,441
Net gain (loss)	500,685

Increase (decrease) in net assets from operations	$477,838

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(22,847)	$(21,693)
Net realized gain (loss)	46,936	130,528
Realized gain distributions	88,308	116,386
Net change in unrealized appreciation (depreciation)	365,441	(412,680)

Increase (decrease) in net assets from operations	477,838	(187,459)

Contract owner transactions:
Proceeds from units sold	239,716	565,014
Cost of units redeemed	(480,523)	(731,132)
Account charges	(1,354)	(1,048)
Increase (decrease)	(242,161)	(167,166)
Net increase (decrease)	235,677	(354,625)
Net assets, beginning	1,694,967	2,049,592
Net assets, ending	$1,930,644	$1,694,967

Units sold	153,197	371,157
Units redeemed	(298,683)	(464,916)
Net increase (decrease)	(145,486)	(93,759)
Units outstanding, beginning	1,241,874	1,335,633
Units outstanding, ending	1,096,388	1,241,874

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,469,651
Cost of units redeemed/account charges	(5,972,809)
Net investment income (loss)	(167,114)
Net realized gain (loss)	599,145
Realized gain distributions	740,841
Net change in unrealized appreciation (depreciation)	260,930
Net assets	$1,930,644

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.75	928	$1,621	1.25%	28.8%	12/31/2019	$1.80	137	$247	1.00%	29.1%	12/31/2019	$1.86	0	$0	0.75%	29.4%
12/31/2018	1.36	1,077	1,461	1.25%	-11.1%	12/31/2018	1.39	135	188	1.00%	-10.9%	12/31/2018	1.43	0	0	0.75%	-10.7%
12/31/2017	1.53	1,129	1,722	1.25%	24.9%	12/31/2017	1.56	180	282	1.00%	25.2%	12/31/2017	1.60	0	0	0.75%	25.5%
12/31/2016	1.22	1,158	1,414	1.25%	4.2%	12/31/2016	1.25	264	329	1.00%	4.4%	12/31/2016	1.28	0	0	0.75%	4.7%
12/31/2015	1.17	1,571	1,841	1.25%	1.0%	12/31/2015	1.20	293	350	1.00%	1.3%	12/31/2015	1.22	0	0	0.75%	1.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.91	0	$0	0.50%	29.8%	12/31/2019	$1.97	0	$0	0.25%	30.1%	12/31/2019	$2.03	31	$62	0.00%	30.4%
12/31/2018	1.47	0	0	0.50%	-10.4%	12/31/2018	1.52	0	0	0.25%	-10.2%	12/31/2018	1.56	30	46	0.00%	-10.0%
12/31/2017	1.65	0	0	0.50%	25.8%	12/31/2017	1.69	0	0	0.25%	26.1%	12/31/2017	1.73	27	46	0.00%	26.5%
12/31/2016	1.31	0	0	0.50%	4.9%	12/31/2016	1.34	0	0	0.25%	5.2%	12/31/2016	1.37	25	34	0.00%	5.5%
12/31/2015	1.25	0	0	0.50%	1.8%	12/31/2015	1.27	0	0	0.25%	2.0%	12/31/2015	1.30	20	26	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.1%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds The Growth Fund of America R4 Class - 06-216
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,435,956	$18,127,725	427,483
Receivables: investments sold	198,993
Payables: investments purchased	-
Net assets	$21,634,949

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,634,949	8,082,468	$2.68
Band 100	-	-	2.77
Band 75	-	-	2.86
Band 50	-	-	2.96
Band 25	-	-	3.05
Band 0	-	-	3.16
Total	$21,634,949	8,082,468

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$146,035
Mortality & expense charges	(352,483)
Net investment income (loss)	(206,448)

Gain (loss) on investments:
Net realized gain (loss)	2,700,909
Realized gain distributions	1,366,476
Net change in unrealized appreciation (depreciation)	2,635,749
Net gain (loss)	6,703,134

Increase (decrease) in net assets from operations	$6,496,686

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(206,448)	$(289,065)
Net realized gain (loss)	2,700,909	3,635,454
Realized gain distributions	1,366,476	2,575,438
Net change in unrealized appreciation (depreciation)	2,635,749	(6,767,551)

Increase (decrease) in net assets from operations	6,496,686	(845,724)

Contract owner transactions:
Proceeds from units sold	3,363,351	6,753,250
Cost of units redeemed	(13,693,975)	(14,138,422)
Account charges	(11,740)	(13,115)
Increase (decrease)	(10,342,364)	(7,398,287)
Net increase (decrease)	(3,845,678)	(8,244,011)
Net assets, beginning	25,480,627	33,724,638
Net assets, ending	$21,634,949	$25,480,627

Units sold	1,714,429	2,857,926
Units redeemed	(5,674,175)	(6,090,015)
Net increase (decrease)	(3,959,746)	(3,232,089)
Units outstanding, beginning	12,042,214	15,274,303
Units outstanding, ending	8,082,468	12,042,214

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$122,479,912
Cost of units redeemed/account charges	(135,240,532)
Net investment income (loss)	(1,920,565)
Net realized gain (loss)	14,957,626
Realized gain distributions	18,050,277
Net change in unrealized appreciation (depreciation)	3,308,231
Net assets	$21,634,949

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.68	8,082	$21,635	1.25%	26.5%	12/31/2019	$2.77	0	$0	1.00%	26.8%	12/31/2019	$2.86	0	$0	0.75%	27.1%
12/31/2018	2.12	12,042	25,481	1.25%	-4.2%	12/31/2018	2.18	0	0	1.00%	-3.9%	12/31/2018	2.25	0	0	0.75%	-3.7%
12/31/2017	2.21	15,274	33,725	1.25%	24.5%	12/31/2017	2.27	0	0	1.00%	24.8%	12/31/2017	2.33	0	0	0.75%	25.1%
12/31/2016	1.77	17,564	31,142	1.25%	7.1%	12/31/2016	1.82	0	0	1.00%	7.4%	12/31/2016	1.87	0	0	0.75%	7.6%
12/31/2015	1.66	18,926	31,333	1.25%	4.0%	12/31/2015	1.69	0	0	1.00%	4.3%	12/31/2015	1.73	0	0	0.75%	4.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.96	0	$0	0.50%	27.5%	12/31/2019	$3.05	0	$0	0.25%	27.8%	12/31/2019	$3.16	0	$0	0.00%	28.1%
12/31/2018	2.32	0	0	0.50%	-3.4%	12/31/2018	2.39	0	0	0.25%	-3.2%	12/31/2018	2.46	0	0	0.00%	-3.0%
12/31/2017	2.40	0	0	0.50%	25.5%	12/31/2017	2.47	0	0	0.25%	25.8%	12/31/2017	2.54	0	0	0.00%	26.1%
12/31/2016	1.91	0	0	0.50%	7.9%	12/31/2016	1.96	0	0	0.25%	8.2%	12/31/2016	2.01	0	0	0.00%	8.4%
12/31/2015	1.77	0	0	0.50%	4.8%	12/31/2015	1.81	0	0	0.25%	5.1%	12/31/2015	1.86	4,675	8,682	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.6%
2018	0.5%
2017	0.5%
2016	0.5%
2015	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds The Growth Fund of America R3 Class - 06-179
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,250,621	$14,516,720	343,553
Receivables: investments sold	-
Payables: investments purchased	(48,905)
Net assets	$17,201,716

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,070,887	5,230,628	$2.69
Band 100	1,768,243	634,722	2.79
Band 75	-	-	2.89
Band 50	7,493	2,508	2.99
Band 25	-	-	3.09
Band 0	1,355,093	422,907	3.20
Total	$17,201,716	6,290,765

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$62,141
Mortality & expense charges	(191,640)
Net investment income (loss)	(129,499)

Gain (loss) on investments:
Net realized gain (loss)	557,513
Realized gain distributions	1,071,693
Net change in unrealized appreciation (depreciation)	2,257,365
Net gain (loss)	3,886,571

Increase (decrease) in net assets from operations	$3,757,072

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(129,499)	$(196,169)
Net realized gain (loss)	557,513	2,073,738
Realized gain distributions	1,071,693	1,489,171
Net change in unrealized appreciation (depreciation)	2,257,365	(3,789,542)

Increase (decrease) in net assets from operations	3,757,072	(422,802)

Contract owner transactions:
Proceeds from units sold	2,905,852	3,929,014
Cost of units redeemed	(3,751,542)	(8,955,469)
Account charges	(7,473)	(9,219)
Increase (decrease)	(853,163)	(5,035,674)
Net increase (decrease)	2,903,909	(5,458,476)
Net assets, beginning	14,297,807	19,756,283
Net assets, ending	$17,201,716	$14,297,807

Units sold	1,290,030	1,663,423
Units redeemed	(1,602,342)	(3,818,236)
Net increase (decrease)	(312,312)	(2,154,813)
Units outstanding, beginning	6,603,077	8,757,890
Units outstanding, ending	6,290,765	6,603,077

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$67,226,011
Cost of units redeemed/account charges	(72,479,319)
Net investment income (loss)	(1,844,952)
Net realized gain (loss)	11,510,849
Realized gain distributions	10,055,226
Net change in unrealized appreciation (depreciation)	2,733,901
Net assets	$17,201,716

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.69	5,231	$14,071	1.25%	26.1%	12/31/2019	$2.79	635	$1,768	1.00%	26.4%	12/31/2019	$2.89	0	$0	0.75%	26.8%
12/31/2018	2.13	5,463	11,652	1.25%	-4.5%	12/31/2018	2.20	703	1,549	1.00%	-4.2%	12/31/2018	2.28	0	0	0.75%	-4.0%
12/31/2017	2.23	7,495	16,732	1.25%	24.2%	12/31/2017	2.30	856	1,970	1.00%	24.5%	12/31/2017	2.37	0	0	0.75%	24.8%
12/31/2016	1.80	7,871	14,153	1.25%	6.8%	12/31/2016	1.85	933	1,724	1.00%	7.0%	12/31/2016	1.90	0	0	0.75%	7.3%
12/31/2015	1.68	8,696	14,644	1.25%	3.7%	12/31/2015	1.73	970	1,675	1.00%	4.0%	12/31/2015	1.77	0	0	0.75%	4.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.99	3	$7	0.50%	27.1%	12/31/2019	$3.09	0	$0	0.25%	27.4%	12/31/2019	$3.20	423	$1,355	0.00%	27.7%
12/31/2018	2.35	0	1	0.50%	-3.7%	12/31/2018	2.43	0	0	0.25%	-3.5%	12/31/2018	2.51	437	1,096	0.00%	-3.2%
12/31/2017	2.44	0	1	0.50%	25.1%	12/31/2017	2.52	0	0	0.25%	25.4%	12/31/2017	2.59	406	1,054	0.00%	25.7%
12/31/2016	1.95	0	0	0.50%	7.6%	12/31/2016	2.01	0	0	0.25%	7.8%	12/31/2016	2.06	651	1,343	0.00%	8.1%
12/31/2015	1.82	0	0	0.50%	4.5%	12/31/2015	1.86	0	0	0.25%	4.8%	12/31/2015	1.91	737	1,405	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.4%
2018	0.2%
2017	0.2%
2016	0.2%
2015	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Washington Mutual Investors Fund R4 Class - 06-448
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$47,085,075	$42,320,345	993,828
Receivables: investments sold	479,577
Payables: investments purchased	-
Net assets	$47,564,652

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,956,181	14,263,712	$2.94
Band 100	-	-	3.02
Band 75	-	-	3.09
Band 50	-	-	3.17
Band 25	-	-	3.25
Band 0	5,608,471	1,681,930	3.33
Total	$47,564,652	15,945,642

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$762,006
Mortality & expense charges	(435,757)
Net investment income (loss)	326,249

Gain (loss) on investments:
Net realized gain (loss)	763,977
Realized gain distributions	2,119,508
Net change in unrealized appreciation (depreciation)	4,961,158
Net gain (loss)	7,844,643

Increase (decrease) in net assets from operations	$8,170,892

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$326,249	$275,218
Net realized gain (loss)	763,977	905,801
Realized gain distributions	2,119,508	1,973,961
Net change in unrealized appreciation (depreciation)	4,961,158	(4,514,106)

Increase (decrease) in net assets from operations	8,170,892	(1,359,126)

Contract owner transactions:
Proceeds from units sold	16,312,567	6,449,444
Cost of units redeemed	(9,893,782)	(11,059,597)
Account charges	(11,583)	(15,561)
Increase (decrease)	6,407,202	(4,625,714)
Net increase (decrease)	14,578,094	(5,984,840)
Net assets, beginning	32,986,558	38,971,398
Net assets, ending	$47,564,652	$32,986,558

Units sold	5,947,537	2,564,989
Units redeemed	(3,653,502)	(4,415,832)
Net increase (decrease)	2,294,035	(1,850,843)
Units outstanding, beginning	13,651,607	15,502,450
Units outstanding, ending	15,945,642	13,651,607

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$77,097,953
Cost of units redeemed/account charges	(47,926,822)
Net investment income (loss)	1,315,475
Net realized gain (loss)	3,456,240
Realized gain distributions	8,857,076
Net change in unrealized appreciation (depreciation)	4,764,730
Net assets	$47,564,652

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.94	14,264	$41,956	1.25%	23.9%	12/31/2019	$3.02	0	$0	1.00%	24.2%	12/31/2019	$3.09	0	$0	0.75%	24.5%
12/31/2018	2.37	11,600	27,535	1.25%	-4.2%	12/31/2018	2.43	0	0	1.00%	-4.0%	12/31/2018	2.48	0	0	0.75%	-3.7%
12/31/2017	2.48	13,373	33,138	1.25%	18.6%	12/31/2017	2.53	0	0	1.00%	18.9%	12/31/2017	2.58	0	0	0.75%	19.2%
12/31/2016	2.09	14,859	31,038	1.25%	12.0%	12/31/2016	2.13	0	0	1.00%	12.2%	12/31/2016	2.16	0	0	0.75%	12.5%
12/31/2015	1.87	8,686	16,207	1.25%	-1.5%	12/31/2015	1.89	0	0	1.00%	-1.2%	12/31/2015	1.92	0	0	0.75%	-1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.17	0	$0	0.50%	24.9%	12/31/2019	$3.25	0	$0	0.25%	25.2%	12/31/2019	$3.33	1,682	$5,608	0.00%	25.5%
12/31/2018	2.54	0	0	0.50%	-3.5%	12/31/2018	2.60	0	0	0.25%	-3.2%	12/31/2018	2.66	2,051	5,451	0.00%	-3.0%
12/31/2017	2.63	0	0	0.50%	19.5%	12/31/2017	2.69	0	0	0.25%	19.8%	12/31/2017	2.74	2,129	5,833	0.00%	20.1%
12/31/2016	2.20	0	0	0.50%	12.8%	12/31/2016	2.24	0	0	0.25%	13.1%	12/31/2016	2.28	2,391	5,454	0.00%	13.4%
12/31/2015	1.95	0	0	0.50%	-0.7%	12/31/2015	1.98	0	0	0.25%	-0.5%	12/31/2015	2.01	30	60	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
2018	1.9%
2017	1.9%
2016	2.1%
2015	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Washington Mutual Investors Fund R3 Class - 06-449
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,673,083	$5,960,013	141,307
Receivables: investments sold	65,875
Payables: investments purchased	-
Net assets	$6,738,958

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,949,052	2,085,008	$2.85
Band 100	-	-	2.93
Band 75	-	-	3.00
Band 50	-	-	3.08
Band 25	-	-	3.15
Band 0	789,906	244,207	3.23
Total	$6,738,958	2,329,215

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$106,470
Mortality & expense charges	(71,239)
Net investment income (loss)	35,231

Gain (loss) on investments:
Net realized gain (loss)	168,372
Realized gain distributions	345,575
Net change in unrealized appreciation (depreciation)	860,454
Net gain (loss)	1,374,401

Increase (decrease) in net assets from operations	$1,409,632

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$35,231	$27,893
Net realized gain (loss)	168,372	183,155
Realized gain distributions	345,575	329,659
Net change in unrealized appreciation (depreciation)	860,454	(830,364)

Increase (decrease) in net assets from operations	1,409,632	(289,657)

Contract owner transactions:
Proceeds from units sold	1,640,435	2,289,276
Cost of units redeemed	(2,302,187)	(2,184,088)
Account charges	(3,402)	(1,884)
Increase (decrease)	(665,154)	103,304
Net increase (decrease)	744,478	(186,353)
Net assets, beginning	5,994,480	6,180,833
Net assets, ending	$6,738,958	$5,994,480

Units sold	689,491	888,394
Units redeemed	(899,676)	(878,141)
Net increase (decrease)	(210,185)	10,253
Units outstanding, beginning	2,539,400	2,529,147
Units outstanding, ending	2,329,215	2,539,400

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$14,562,547
Cost of units redeemed/account charges	(11,154,553)
Net investment income (loss)	187,778
Net realized gain (loss)	810,724
Realized gain distributions	1,619,392
Net change in unrealized appreciation (depreciation)	713,070
Net assets	$6,738,958

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.85	2,085	$5,949	1.25%	23.6%	12/31/2019	$2.93	0	$0	1.00%	23.9%	12/31/2019	$3.00	0	$0	0.75%	24.2%
12/31/2018	2.31	2,066	4,770	1.25%	-4.5%	12/31/2018	2.36	0	0	1.00%	-4.3%	12/31/2018	2.42	0	0	0.75%	-4.0%
12/31/2017	2.42	2,273	5,495	1.25%	18.2%	12/31/2017	2.47	0	0	1.00%	18.5%	12/31/2017	2.52	0	0	0.75%	18.8%
12/31/2016	2.04	2,150	4,396	1.25%	11.6%	12/31/2016	2.08	0	0	1.00%	11.9%	12/31/2016	2.12	0	0	0.75%	12.2%
12/31/2015	1.83	2,284	4,184	1.25%	-1.7%	12/31/2015	1.86	0	0	1.00%	-1.5%	12/31/2015	1.89	0	0	0.75%	-1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.08	0	$0	0.50%	24.5%	12/31/2019	$3.15	0	$0	0.25%	24.8%	12/31/2019	$3.23	244	$790	0.00%	25.1%
12/31/2018	2.47	0	0	0.50%	-3.8%	12/31/2018	2.53	0	0	0.25%	-3.5%	12/31/2018	2.59	474	1,224	0.00%	-3.3%
12/31/2017	2.57	0	0	0.50%	19.1%	12/31/2017	2.62	0	0	0.25%	19.4%	12/31/2017	2.67	257	686	0.00%	19.7%
12/31/2016	2.16	0	0	0.50%	12.4%	12/31/2016	2.19	0	0	0.25%	12.7%	12/31/2016	2.23	266	593	0.00%	13.0%
12/31/2015	1.92	0	0	0.50%	-1.0%	12/31/2015	1.95	0	0	0.25%	-0.8%	12/31/2015	1.98	269	531	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
2018	1.5%
2017	1.6%
2016	1.7%
2015	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2010 Target Date Retirement Fund R3 Class - 06-957
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,319,821	$2,276,738	208,452
Receivables: investments sold	251
Payables: investments purchased	-
Net assets	$2,320,072

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,320,072	1,994,361	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$2,320,072	1,994,361

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$39,305
Mortality & expense charges	(21,879)
Net investment income (loss)	17,426

Gain (loss) on investments:
Net realized gain (loss)	683
Realized gain distributions	32,620
Net change in unrealized appreciation (depreciation)	142,592
Net gain (loss)	175,895

Increase (decrease) in net assets from operations	$193,321

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$17,426	$8,047
Net realized gain (loss)	683	765
Realized gain distributions	32,620	23,665
Net change in unrealized appreciation (depreciation)	142,592	(100,601)

Increase (decrease) in net assets from operations	193,321	(68,124)

Contract owner transactions:
Proceeds from units sold	794,790	1,124,417
Cost of units redeemed	(91,718)	(89,349)
Account charges	(746)	(536)
Increase (decrease)	702,326	1,034,532
Net increase (decrease)	895,647	966,408
Net assets, beginning	1,424,425	458,017
Net assets, ending	$2,320,072	$1,424,425

Units sold	715,349	1,030,786
Units redeemed	(89,448)	(83,026)
Net increase (decrease)	625,901	947,760
Units outstanding, beginning	1,368,460	420,700
Units outstanding, ending	1,994,361	1,368,460

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,702,558
Cost of units redeemed/account charges	(541,952)
Net investment income (loss)	30,486
Net realized gain (loss)	23,297
Realized gain distributions	62,600
Net change in unrealized appreciation (depreciation)	43,083
Net assets	$2,320,072

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	1,994	$2,320	1.25%	11.8%	12/31/2019	$1.18	0	$0	1.00%	12.0%	12/31/2019	$1.19	0	$0	0.75%	12.3%
12/31/2018	1.04	1,368	1,424	1.25%	-4.4%	12/31/2018	1.05	0	0	1.00%	-4.2%	12/31/2018	1.06	0	0	0.75%	-3.9%
12/31/2017	1.09	421	458	1.25%	8.3%	12/31/2017	1.10	0	0	1.00%	8.6%	12/31/2017	1.10	0	0	0.75%	8.9%
12/31/2016	1.01	298	299	1.25%	5.4%	12/31/2016	1.01	0	0	1.00%	5.7%	12/31/2016	1.01	0	0	0.75%	6.0%
12/31/2015	0.95	0	0	1.25%	-4.7%	12/31/2015	0.95	0	0	1.00%	-4.5%	12/31/2015	0.96	0	0	0.75%	-4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	0.50%	12.6%	12/31/2019	$1.22	0	$0	0.25%	12.9%	12/31/2019	$1.23	0	$0	0.00%	13.2%
12/31/2018	1.07	0	0	0.50%	-3.7%	12/31/2018	1.08	0	0	0.25%	-3.4%	12/31/2018	1.09	0	0	0.00%	-3.2%
12/31/2017	1.11	0	0	0.50%	9.1%	12/31/2017	1.12	0	0	0.25%	9.4%	12/31/2017	1.12	0	0	0.00%	9.7%
12/31/2016	1.02	0	0	0.50%	6.2%	12/31/2016	1.02	0	0	0.25%	6.5%	12/31/2016	1.03	0	0	0.00%	6.7%
12/31/2015	0.96	0	0	0.50%	-4.2%	12/31/2015	0.96	0	0	0.25%	-4.1%	12/31/2015	0.96	0	0	0.00%	-3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.1%
2018	2.6%
2017	1.6%
2016	2.9%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2010 Target Date Retirement Fund R4 Class - 06-958
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,207,227	$1,168,892	108,038
Receivables: investments sold	641
Payables: investments purchased	-
Net assets	$1,207,868

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,207,868	1,023,592	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$1,207,868	1,023,592

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$23,704
Mortality & expense charges	(16,225)
Net investment income (loss)	7,479

Gain (loss) on investments:
Net realized gain (loss)	6,571
Realized gain distributions	16,849
Net change in unrealized appreciation (depreciation)	114,813
Net gain (loss)	138,233

Increase (decrease) in net assets from operations	$145,712

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,479	$11,541
Net realized gain (loss)	6,571	6,671
Realized gain distributions	16,849	20,765
Net change in unrealized appreciation (depreciation)	114,813	(93,219)

Increase (decrease) in net assets from operations	145,712	(54,242)

Contract owner transactions:
Proceeds from units sold	211,012	954,759
Cost of units redeemed	(405,113)	(457,719)
Account charges	(2,053)	(2,146)
Increase (decrease)	(196,154)	494,894
Net increase (decrease)	(50,442)	440,652
Net assets, beginning	1,258,310	817,658
Net assets, ending	$1,207,868	$1,258,310

Units sold	189,430	874,825
Units redeemed	(360,272)	(425,414)
Net increase (decrease)	(170,842)	449,411
Units outstanding, beginning	1,194,434	745,023
Units outstanding, ending	1,023,592	1,194,434

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00
Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,132,981
Cost of units redeemed/account charges	(1,056,518)
Net investment income (loss)	29,514
Net realized gain (loss)	17,756
Realized gain distributions	45,800
Net change in unrealized appreciation (depreciation)	38,335
Net assets	$1,207,868

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	1,024	$1,208	1.25%	12.0%	12/31/2019	$1.19	0	$0	1.00%	12.3%	12/31/2019	$1.21	0	$0	0.75%	12.6%
12/31/2018	1.05	1,194	1,258	1.25%	-4.0%	12/31/2018	1.06	0	0	1.00%	-3.8%	12/31/2018	1.07	0	0	0.75%	-3.5%
12/31/2017	1.10	745	818	1.25%	8.6%	12/31/2017	1.10	0	0	1.00%	8.9%	12/31/2017	1.11	0	0	0.75%	9.2%
12/31/2016	1.01	199	201	1.25%	5.8%	12/31/2016	1.01	0	0	1.00%	6.1%	12/31/2016	1.02	0	0	0.75%	6.3%
12/31/2015	0.96	0	0	1.25%	-4.5%	12/31/2015	0.96	0	0	1.00%	-4.4%	12/31/2015	0.96	0	0	0.75%	-4.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	0	$0	0.50%	12.9%	12/31/2019	$1.24	0	$0	0.25%	13.1%	12/31/2019	$1.25	0	$0	0.00%	13.4%
12/31/2018	1.08	0	0	0.50%	-3.3%	12/31/2018	1.09	0	0	0.25%	-3.0%	12/31/2018	1.10	0	0	0.00%	-2.8%
12/31/2017	1.12	0	0	0.50%	9.4%	12/31/2017	1.13	0	0	0.25%	9.7%	12/31/2017	1.13	0	0	0.00%	10.0%
12/31/2016	1.02	0	0	0.50%	6.6%	12/31/2016	1.03	0	0	0.25%	6.9%	12/31/2016	1.03	0	0	0.00%	7.1%
12/31/2015	0.96	0	0	0.50%	-4.1%	12/31/2015	0.96	0	0	0.25%	-3.9%	12/31/2015	0.96	0	0	0.00%	-3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
2018	2.4%
2017	2.7%
2016	3.4%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2015 Target Date Retirement Fund R3 Class - 06-959
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,861,841	$1,785,526	158,136
Receivables: investments sold	1,004
Payables: investments purchased	-
Net assets	$1,862,845

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,862,845	1,576,699	$1.18
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$1,862,845	1,576,699

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$30,917
Mortality & expense charges	(22,676)
Net investment income (loss)	8,241

Gain (loss) on investments:
Net realized gain (loss)	6,227
Realized gain distributions	36,278
Net change in unrealized appreciation (depreciation)	167,910
Net gain (loss)	210,415

Increase (decrease) in net assets from operations	$218,656

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$8,241	$7,859
Net realized gain (loss)	6,227	5,570
Realized gain distributions	36,278	39,626
Net change in unrealized appreciation (depreciation)	167,910	(133,916)

Increase (decrease) in net assets from operations	218,656	(80,861)

Contract owner transactions:
Proceeds from units sold	316,259	383,739
Cost of units redeemed	(472,772)	(324,234)
Account charges	(1,407)	(1,504)
Increase (decrease)	(157,920)	58,001
Net increase (decrease)	60,736	(22,860)
Net assets, beginning	1,802,109	1,824,969
Net assets, ending	$1,862,845	$1,802,109

Units sold	291,464	359,251
Units redeemed	(433,729)	(301,629)
Net increase (decrease)	(142,265)	57,622
Units outstanding, beginning	1,718,964	1,661,342
Units outstanding, ending	1,576,699	1,718,964

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,807,339
Cost of units redeemed/account charges	(1,169,839)
Net investment income (loss)	29,964
Net realized gain (loss)	20,125
Realized gain distributions	98,941
Net change in unrealized appreciation (depreciation)	76,315
Net assets	$1,862,845

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	1,577	$1,863	1.25%	12.7%	12/31/2019	$1.20	0	$0	1.00%	13.0%	12/31/2019	$1.21	0	$0	0.75%	13.3%
12/31/2018	1.05	1,719	1,802	1.25%	-4.6%	12/31/2018	1.06	0	0	1.00%	-4.3%	12/31/2018	1.07	0	0	0.75%	-4.1%
12/31/2017	1.10	1,661	1,825	1.25%	9.2%	12/31/2017	1.11	0	0	1.00%	9.5%	12/31/2017	1.11	0	0	0.75%	9.7%
12/31/2016	1.01	277	279	1.25%	5.5%	12/31/2016	1.01	0	0	1.00%	5.8%	12/31/2016	1.01	0	0	0.75%	6.0%
12/31/2015	0.95	0	0	1.25%	-4.7%	12/31/2015	0.95	0	0	1.00%	-4.5%	12/31/2015	0.96	0	0	0.75%	-4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	0	$0	0.50%	13.5%	12/31/2019	$1.24	0	$0	0.25%	13.8%	12/31/2019	$1.25	0	$0	0.00%	14.1%
12/31/2018	1.08	0	0	0.50%	-3.8%	12/31/2018	1.09	0	0	0.25%	-3.6%	12/31/2018	1.10	0	0	0.00%	-3.4%
12/31/2017	1.12	0	0	0.50%	10.0%	12/31/2017	1.13	0	0	0.25%	10.3%	12/31/2017	1.13	0	0	0.00%	10.6%
12/31/2016	1.02	0	0	0.50%	6.3%	12/31/2016	1.02	0	0	0.25%	6.6%	12/31/2016	1.03	0	0	0.00%	6.8%
12/31/2015	0.96	0	0	0.50%	-4.2%	12/31/2015	0.96	0	0	0.25%	-4.1%	12/31/2015	0.96	0	0	0.00%	-3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
2018	1.6%
2017	2.2%
2016	2.7%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2015 Target Date Retirement Fund R4 Class - 06-969
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,456,707	$1,427,002	123,001
Receivables: investments sold	856
Payables: investments purchased	-
Net assets	$1,457,563

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,457,563	1,215,725	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$1,457,563	1,215,725

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$28,368
Mortality & expense charges	(18,343)
Net investment income (loss)	10,025

Gain (loss) on investments:
Net realized gain (loss)	(555)
Realized gain distributions	28,144
Net change in unrealized appreciation (depreciation)	149,179
Net gain (loss)	176,768

Increase (decrease) in net assets from operations	$186,793

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,025	$11,157
Net realized gain (loss)	(555)	7,695
Realized gain distributions	28,144	33,750
Net change in unrealized appreciation (depreciation)	149,179	(138,161)

Increase (decrease) in net assets from operations	186,793	(85,559)

Contract owner transactions:
Proceeds from units sold	170,282	1,196,526
Cost of units redeemed	(471,714)	(705,465)
Account charges	(1,166)	(1,166)
Increase (decrease)	(302,598)	489,895
Net increase (decrease)	(115,805)	404,336
Net assets, beginning	1,573,368	1,169,032
Net assets, ending	$1,457,563	$1,573,368

Units sold	148,674	1,077,975
Units redeemed	(417,948)	(649,451)
Net increase (decrease)	(269,274)	428,524
Units outstanding, beginning	1,484,999	1,056,475
Units outstanding, ending	1,215,725	1,484,999

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,306,015
Cost of units redeemed/account charges	(2,003,991)
Net investment income (loss)	31,203
Net realized gain (loss)	20,176
Realized gain distributions	74,455
Net change in unrealized appreciation (depreciation)	29,705
Net assets	$1,457,563

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	1,216	$1,458	1.25%	13.2%	12/31/2019	$1.21	0	$0	1.00%	13.4%	12/31/2019	$1.23	0	$0	0.75%	13.7%
12/31/2018	1.06	1,485	1,573	1.25%	-4.3%	12/31/2018	1.07	0	0	1.00%	-4.0%	12/31/2018	1.08	0	0	0.75%	-3.8%
12/31/2017	1.11	1,056	1,169	1.25%	9.4%	12/31/2017	1.11	0	0	1.00%	9.7%	12/31/2017	1.12	0	0	0.75%	9.9%
12/31/2016	1.01	18	18	1.25%	5.9%	12/31/2016	1.02	0	0	1.00%	6.2%	12/31/2016	1.02	0	0	0.75%	6.4%
12/31/2015	0.96	0	0	1.25%	-4.5%	12/31/2015	0.96	0	0	1.00%	-4.3%	12/31/2015	0.96	0	0	0.75%	-4.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	0	$0	0.50%	14.0%	12/31/2019	$1.26	0	$0	0.25%	14.3%	12/31/2019	$1.27	0	$0	0.00%	14.6%
12/31/2018	1.09	0	0	0.50%	-3.5%	12/31/2018	1.10	0	0	0.25%	-3.3%	12/31/2018	1.11	0	0	0.00%	-3.0%
12/31/2017	1.13	0	0	0.50%	10.2%	12/31/2017	1.14	0	0	0.25%	10.5%	12/31/2017	1.14	0	0	0.00%	10.8%
12/31/2016	1.02	0	0	0.50%	6.7%	12/31/2016	1.03	0	0	0.25%	7.0%	12/31/2016	1.03	0	0	0.00%	7.2%
12/31/2015	0.96	0	0	0.50%	-4.0%	12/31/2015	0.96	0	0	0.25%	-3.9%	12/31/2015	0.96	0	0	0.00%	-3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
2018	2.2%
2017	3.2%
2016	3.3%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2020 Target Date Retirement Fund R3 Class - 06-971
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,307,007	$9,133,210	724,391
Receivables: investments sold	8,668
Payables: investments purchased	-
Net assets	$9,315,675

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,622,323	6,341,731	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	1,693,352	1,329,903	1.27
Total	$9,315,675	7,671,634

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$141,392
Mortality & expense charges	(51,019)
Net investment income (loss)	90,373

Gain (loss) on investments:
Net realized gain (loss)	12,953
Realized gain distributions	189,337
Net change in unrealized appreciation (depreciation)	354,882
Net gain (loss)	557,172

Increase (decrease) in net assets from operations	$647,545

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$90,373	$7,842
Net realized gain (loss)	12,953	6,324
Realized gain distributions	189,337	66,996
Net change in unrealized appreciation (depreciation)	354,882	(213,845)

Increase (decrease) in net assets from operations	647,545	(132,683)

Contract owner transactions:
Proceeds from units sold	6,865,389	1,405,444
Cost of units redeemed	(1,112,947)	(326,690)
Account charges	(4,816)	(4,248)
Increase (decrease)	5,747,626	1,074,506
Net increase (decrease)	6,395,171	941,823
Net assets, beginning	2,920,504	1,978,681
Net assets, ending	$9,315,675	$2,920,504

Units sold	5,938,229	1,272,834
Units redeemed	(1,022,729)	(299,546)
Net increase (decrease)	4,915,500	973,288
Units outstanding, beginning	2,756,134	1,782,846
Units outstanding, ending	7,671,634	2,756,134

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$10,535,834
Cost of units redeemed/account charges	(1,815,464)
Net investment income (loss)	110,781
Net realized gain (loss)	27,034
Realized gain distributions	283,693
Net change in unrealized appreciation (depreciation)	173,797
Net assets	$9,315,675

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	6,342	$7,622	1.25%	13.4%	12/31/2019	$1.22	0	$0	1.00%	13.7%	12/31/2019	$1.23	0	$0	0.75%	14.0%
12/31/2018	1.06	2,756	2,921	1.25%	-4.5%	12/31/2018	1.07	0	0	1.00%	-4.3%	12/31/2018	1.08	0	0	0.75%	-4.0%
12/31/2017	1.11	1,783	1,979	1.25%	10.7%	12/31/2017	1.12	0	0	1.00%	11.0%	12/31/2017	1.12	0	0	0.75%	11.3%
12/31/2016	1.00	274	274	1.25%	5.1%	12/31/2016	1.01	0	0	1.00%	5.3%	12/31/2016	1.01	0	0	0.75%	5.6%
12/31/2015	0.95	7	7	1.25%	-4.6%	12/31/2015	0.96	0	0	1.00%	-4.5%	12/31/2015	0.96	0	0	0.75%	-4.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	0	$0	0.50%	14.3%	12/31/2019	$1.26	0	$0	0.25%	14.6%	12/31/2019	$1.27	1,330	$1,693	0.00%	14.9%
12/31/2018	1.09	0	0	0.50%	-3.8%	12/31/2018	1.10	0	0	0.25%	-3.6%	12/31/2018	1.11	0	0	0.00%	-3.3%
12/31/2017	1.13	0	0	0.50%	11.6%	12/31/2017	1.14	0	0	0.25%	11.8%	12/31/2017	1.15	0	0	0.00%	12.1%
12/31/2016	1.01	0	0	0.50%	5.8%	12/31/2016	1.02	0	0	0.25%	6.1%	12/31/2016	1.02	0	0	0.00%	6.4%
12/31/2015	0.96	0	0	0.50%	-4.2%	12/31/2015	0.96	0	0	0.25%	-4.0%	12/31/2015	0.96	0	0	0.00%	-3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	1.7%
2017	1.8%
2016	2.0%
2015	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2020 Target Date Retirement Fund R4 Class - 06-972
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,003,005	$9,653,942	758,255
Receivables: investments sold	-
Payables: investments purchased	(191,183)
Net assets	$9,811,822

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,811,822	8,045,431	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$9,811,822	8,045,431

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$178,948
Mortality & expense charges	(153,797)
Net investment income (loss)	25,151

Gain (loss) on investments:
Net realized gain (loss)	213,809
Realized gain distributions	201,698
Net change in unrealized appreciation (depreciation)	1,143,382
Net gain (loss)	1,558,889

Increase (decrease) in net assets from operations	$1,584,040

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$25,151	$47,630
Net realized gain (loss)	213,809	81,262
Realized gain distributions	201,698	251,306
Net change in unrealized appreciation (depreciation)	1,143,382	(924,840)

Increase (decrease) in net assets from operations	1,584,040	(544,642)

Contract owner transactions:
Proceeds from units sold	1,600,276	7,424,722
Cost of units redeemed	(4,778,287)	(3,335,640)
Account charges	(12,622)	(11,451)
Increase (decrease)	(3,190,633)	4,077,631
Net increase (decrease)	(1,606,593)	3,532,989
Net assets, beginning	11,418,415	7,885,426
Net assets, ending	$9,811,822	$11,418,415

Units sold	1,398,030	6,643,100
Units redeemed	(4,011,742)	(3,028,963)
Net increase (decrease)	(2,613,712)	3,614,137
Units outstanding, beginning	10,659,143	7,045,006
Units outstanding, ending	8,045,431	10,659,143

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$17,704,916
Cost of units redeemed/account charges	(9,267,361)
Net investment income (loss)	147,975
Net realized gain (loss)	321,188
Realized gain distributions	556,041
Net change in unrealized appreciation (depreciation)	349,063
Net assets	$9,811,822

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	8,045	$9,812	1.25%	13.8%	12/31/2019	$1.23	0	$0	1.00%	14.1%	12/31/2019	$1.25	0	$0	0.75%	14.4%
12/31/2018	1.07	10,659	11,418	1.25%	-4.3%	12/31/2018	1.08	0	0	1.00%	-4.1%	12/31/2018	1.09	0	0	0.75%	-3.8%
12/31/2017	1.12	7,045	7,885	1.25%	11.1%	12/31/2017	1.13	0	0	1.00%	11.4%	12/31/2017	1.13	0	0	0.75%	11.7%
12/31/2016	1.01	498	502	1.25%	5.3%	12/31/2016	1.01	0	0	1.00%	5.6%	12/31/2016	1.02	0	0	0.75%	5.9%
12/31/2015	0.96	0	0	1.25%	-4.4%	12/31/2015	0.96	0	0	1.00%	-4.2%	12/31/2015	0.96	0	0	0.75%	-4.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	0	$0	0.50%	14.7%	12/31/2019	$1.28	0	$0	0.25%	15.0%	12/31/2019	$1.29	0	$0	0.00%	15.3%
12/31/2018	1.10	0	0	0.50%	-3.6%	12/31/2018	1.11	0	0	0.25%	-3.3%	12/31/2018	1.12	0	0	0.00%	-3.1%
12/31/2017	1.14	0	0	0.50%	11.9%	12/31/2017	1.15	0	0	0.25%	12.2%	12/31/2017	1.16	0	0	0.00%	12.5%
12/31/2016	1.02	0	0	0.50%	6.1%	12/31/2016	1.02	0	0	0.25%	6.4%	12/31/2016	1.03	0	0	0.00%	6.7%
12/31/2015	0.96	0	0	0.50%	-3.9%	12/31/2015	0.96	0	0	0.25%	-3.8%	12/31/2015	0.96	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
2018	1.9%
2017	2.7%
2016	2.7%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2025 Target Date Retirement Fund R3 Class - 06-973
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,821,942	$8,518,971	634,194
Receivables: investments sold	12,383
Payables: investments purchased	-
Net assets	$8,834,325

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,794,836	5,490,031	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	2,039,489	1,555,538	1.31
Total	$8,834,325	7,045,569

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$103,583
Mortality & expense charges	(61,397)
Net investment income (loss)	42,186

Gain (loss) on investments:
Net realized gain (loss)	(5,725)
Realized gain distributions	189,536
Net change in unrealized appreciation (depreciation)	623,481
Net gain (loss)	807,292

Increase (decrease) in net assets from operations	$849,478

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$42,186	$(2,209)
Net realized gain (loss)	(5,725)	(1,939)
Realized gain distributions	189,536	100,067
Net change in unrealized appreciation (depreciation)	623,481	(353,720)

Increase (decrease) in net assets from operations	849,478	(257,801)

Contract owner transactions:
Proceeds from units sold	6,120,637	2,979,261
Cost of units redeemed	(1,761,714)	(925,787)
Account charges	(3,867)	(4,148)
Increase (decrease)	4,355,056	2,049,326
Net increase (decrease)	5,204,534	1,791,525
Net assets, beginning	3,629,791	1,838,266
Net assets, ending	$8,834,325	$3,629,791

Units sold	5,211,126	2,616,223
Units redeemed	(1,553,117)	(854,752)
Net increase (decrease)	3,658,009	1,761,471
Units outstanding, beginning	3,387,560	1,626,089
Units outstanding, ending	7,045,569	3,387,560

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$11,085,099
Cost of units redeemed/account charges	(2,916,742)
Net investment income (loss)	47,894
Net realized gain (loss)	136
Realized gain distributions	314,967
Net change in unrealized appreciation (depreciation)	302,971
Net assets	$8,834,325

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	5,490	$6,795	1.25%	15.5%	12/31/2019	$1.25	0	$0	1.00%	15.8%	12/31/2019	$1.27	0	$0	0.75%	16.1%
12/31/2018	1.07	3,388	3,630	1.25%	-5.2%	12/31/2018	1.08	0	0	1.00%	-5.0%	12/31/2018	1.09	0	0	0.75%	-4.7%
12/31/2017	1.13	1,626	1,838	1.25%	13.2%	12/31/2017	1.14	0	0	1.00%	13.4%	12/31/2017	1.15	0	0	0.75%	13.7%
12/31/2016	1.00	121	121	1.25%	5.2%	12/31/2016	1.00	0	0	1.00%	5.5%	12/31/2016	1.01	0	0	0.75%	5.8%
12/31/2015	0.95	2	2	1.25%	-5.1%	12/31/2015	0.95	0	0	1.00%	-4.9%	12/31/2015	0.95	0	0	0.75%	-4.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	0	$0	0.50%	16.4%	12/31/2019	$1.30	0	$0	0.25%	16.7%	12/31/2019	$1.31	1,556	$2,039	0.00%	17.0%
12/31/2018	1.10	0	0	0.50%	-4.5%	12/31/2018	1.11	0	0	0.25%	-4.3%	12/31/2018	1.12	0	0	0.00%	-4.0%
12/31/2017	1.15	0	0	0.50%	14.0%	12/31/2017	1.16	0	0	0.25%	14.3%	12/31/2017	1.17	0	0	0.00%	14.6%
12/31/2016	1.01	0	0	0.50%	6.0%	12/31/2016	1.02	0	0	0.25%	6.3%	12/31/2016	1.02	0	0	0.00%	6.5%
12/31/2015	0.95	0	0	0.50%	-4.6%	12/31/2015	0.96	0	0	0.25%	-4.5%	12/31/2015	0.96	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
2018	1.6%
2017	1.5%
2016	1.8%
2015	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2025 Target Date Retirement Fund R4 Class - 06-974
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,104,830	$11,602,085	862,911
Receivables: investments sold	10,443
Payables: investments purchased	-
Net assets	$12,115,273

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,115,273	9,648,722	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$12,115,273	9,648,722

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$173,526
Mortality & expense charges	(171,140)
Net investment income (loss)	2,386

Gain (loss) on investments:
Net realized gain (loss)	248,585
Realized gain distributions	257,297
Net change in unrealized appreciation (depreciation)	1,495,635
Net gain (loss)	2,001,517

Increase (decrease) in net assets from operations	$2,003,903

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,386	$34,124
Net realized gain (loss)	248,585	56,179
Realized gain distributions	257,297	299,398
Net change in unrealized appreciation (depreciation)	1,495,635	(1,132,680)

Increase (decrease) in net assets from operations	2,003,903	(742,979)

Contract owner transactions:
Proceeds from units sold	2,919,481	9,021,961
Cost of units redeemed	(4,817,503)	(2,634,772)
Account charges	(18,334)	(15,431)
Increase (decrease)	(1,916,356)	6,371,758
Net increase (decrease)	87,547	5,628,779
Net assets, beginning	12,027,726	6,398,947
Net assets, ending	$12,115,273	$12,027,726

Units sold	2,496,785	7,861,138
Units redeemed	(3,955,268)	(2,369,113)
Net increase (decrease)	(1,458,483)	5,492,025
Units outstanding, beginning	11,107,205	5,615,180
Units outstanding, ending	9,648,722	11,107,205

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$19,343,170
Cost of units redeemed/account charges	(8,811,229)
Net investment income (loss)	73,885
Net realized gain (loss)	365,649
Realized gain distributions	641,053
Net change in unrealized appreciation (depreciation)	502,745
Net assets	$12,115,273

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	9,649	$12,115	1.25%	16.0%	12/31/2019	$1.27	0	$0	1.00%	16.2%	12/31/2019	$1.28	0	$0	0.75%	16.5%
12/31/2018	1.08	11,107	12,028	1.25%	-5.0%	12/31/2018	1.09	0	0	1.00%	-4.7%	12/31/2018	1.10	0	0	0.75%	-4.5%
12/31/2017	1.14	5,615	6,399	1.25%	13.5%	12/31/2017	1.15	0	0	1.00%	13.8%	12/31/2017	1.15	0	0	0.75%	14.0%
12/31/2016	1.00	266	267	1.25%	5.6%	12/31/2016	1.01	0	0	1.00%	5.8%	12/31/2016	1.01	0	0	0.75%	6.1%
12/31/2015	0.95	0	0	1.25%	-4.9%	12/31/2015	0.95	0	0	1.00%	-4.7%	12/31/2015	0.95	0	0	0.75%	-4.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.30	0	$0	0.50%	16.8%	12/31/2019	$1.31	0	$0	0.25%	17.1%	12/31/2019	$1.33	0	$0	0.00%	17.4%
12/31/2018	1.11	0	0	0.50%	-4.3%	12/31/2018	1.12	0	0	0.25%	-4.0%	12/31/2018	1.13	0	0	0.00%	-3.8%
12/31/2017	1.16	0	0	0.50%	14.3%	12/31/2017	1.17	0	0	0.25%	14.6%	12/31/2017	1.18	0	0	0.00%	14.9%
12/31/2016	1.02	0	0	0.50%	6.4%	12/31/2016	1.02	0	0	0.25%	6.6%	12/31/2016	1.02	0	0	0.00%	6.9%
12/31/2015	0.96	0	0	0.50%	-4.4%	12/31/2015	0.96	0	0	0.25%	-4.3%	12/31/2015	0.96	0	0	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	1.8%
2017	2.1%
2016	2.4%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2030 Target Date Retirement Fund R3 Class - 06-976
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,830,457	$8,452,179	588,882
Receivables: investments sold	8,666
Payables: investments purchased	-
Net assets	$8,839,123

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,438,906	6,602,567	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	400,217	295,574	1.35
Total	$8,839,123	6,898,141

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$91,369
Mortality & expense charges	(79,955)
Net investment income (loss)	11,414

Gain (loss) on investments:
Net realized gain (loss)	34,171
Realized gain distributions	226,590
Net change in unrealized appreciation (depreciation)	799,997
Net gain (loss)	1,060,758

Increase (decrease) in net assets from operations	$1,072,172

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,414	$(354)
Net realized gain (loss)	34,171	19,431
Realized gain distributions	226,590	155,181
Net change in unrealized appreciation (depreciation)	799,997	(493,986)

Increase (decrease) in net assets from operations	1,072,172	(319,728)

Contract owner transactions:
Proceeds from units sold	4,257,936	3,617,918
Cost of units redeemed	(1,641,629)	(453,130)
Account charges	(6,784)	(5,088)
Increase (decrease)	2,609,523	3,159,700
Net increase (decrease)	3,681,695	2,839,972
Net assets, beginning	5,157,428	2,317,456
Net assets, ending	$8,839,123	$5,157,428

Units sold	3,571,332	3,141,593
Units redeemed	(1,426,568)	(395,142)
Net increase (decrease)	2,144,764	2,746,451
Units outstanding, beginning	4,753,377	2,006,926
Units outstanding, ending	6,898,141	4,753,377

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$10,197,996
Cost of units redeemed/account charges	(2,233,113)
Net investment income (loss)	17,263
Net realized gain (loss)	62,679
Realized gain distributions	416,020
Net change in unrealized appreciation (depreciation)	378,278
Net assets	$8,839,123

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	6,603	$8,439	1.25%	17.8%	12/31/2019	$1.29	0	$0	1.00%	18.1%	12/31/2019	$1.31	0	$0	0.75%	18.4%
12/31/2018	1.09	4,753	5,157	1.25%	-6.0%	12/31/2018	1.09	0	0	1.00%	-5.8%	12/31/2018	1.10	0	0	0.75%	-5.6%
12/31/2017	1.15	2,007	2,317	1.25%	16.2%	12/31/2017	1.16	0	0	1.00%	16.5%	12/31/2017	1.17	0	0	0.75%	16.8%
12/31/2016	0.99	68	68	1.25%	5.7%	12/31/2016	1.00	0	0	1.00%	5.9%	12/31/2016	1.00	0	0	0.75%	6.2%
12/31/2015	0.94	2	2	1.25%	-6.0%	12/31/2015	0.94	0	0	1.00%	-5.8%	12/31/2015	0.94	0	0	0.75%	-5.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.32	0	$0	0.50%	18.7%	12/31/2019	$1.34	0	$0	0.25%	19.0%	12/31/2019	$1.35	296	$400	0.00%	19.3%
12/31/2018	1.11	0	0	0.50%	-5.3%	12/31/2018	1.12	0	0	0.25%	-5.1%	12/31/2018	1.14	0	0	0.00%	-4.8%
12/31/2017	1.18	0	0	0.50%	17.1%	12/31/2017	1.19	0	0	0.25%	17.4%	12/31/2017	1.19	0	0	0.00%	17.7%
12/31/2016	1.01	0	0	0.50%	6.4%	12/31/2016	1.01	0	0	0.25%	6.7%	12/31/2016	1.01	0	0	0.00%	7.0%
12/31/2015	0.94	0	0	0.50%	-5.5%	12/31/2015	0.95	0	0	0.25%	-5.4%	12/31/2015	0.95	0	0	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	1.4%
2017	1.4%
2016	1.6%
2015	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2030 Target Date Retirement Fund R4 Class - 06-977
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,892,548	$11,282,018	800,737
Receivables: investments sold	222,604
Payables: investments purchased	-
Net assets	$12,115,152

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,115,152	9,341,004	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$12,115,152	9,341,004

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$153,125
Mortality & expense charges	(139,547)
Net investment income (loss)	13,578

Gain (loss) on investments:
Net realized gain (loss)	56,210
Realized gain distributions	298,850
Net change in unrealized appreciation (depreciation)	1,456,492
Net gain (loss)	1,811,552

Increase (decrease) in net assets from operations	$1,825,130

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$13,578	$4,903
Net realized gain (loss)	56,210	131,993
Realized gain distributions	298,850	291,572
Net change in unrealized appreciation (depreciation)	1,456,492	(1,111,149)

Increase (decrease) in net assets from operations	1,825,130	(682,681)

Contract owner transactions:
Proceeds from units sold	2,428,890	5,748,881
Cost of units redeemed	(1,597,975)	(2,727,394)
Account charges	(15,348)	(12,174)
Increase (decrease)	815,567	3,009,313
Net increase (decrease)	2,640,697	2,326,632
Net assets, beginning	9,474,455	7,147,823
Net assets, ending	$12,115,152	$9,474,455

Units sold	2,007,300	4,866,210
Units redeemed	(1,302,393)	(2,372,364)
Net increase (decrease)	704,907	2,493,846
Units outstanding, beginning	8,636,097	6,142,251
Units outstanding, ending	9,341,004	8,636,097

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$16,582,183
Cost of units redeemed/account charges	(6,134,158)
Net investment income (loss)	53,333
Net realized gain (loss)	296,015
Realized gain distributions	707,249
Net change in unrealized appreciation (depreciation)	610,530
Net assets	$12,115,152

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.30	9,341	$12,115	1.25%	18.2%	12/31/2019	$1.31	0	$0	1.00%	18.5%	12/31/2019	$1.33	0	$0	0.75%	18.8%
12/31/2018	1.10	8,636	9,474	1.25%	-5.7%	12/31/2018	1.11	0	0	1.00%	-5.5%	12/31/2018	1.12	0	0	0.75%	-5.3%
12/31/2017	1.16	6,142	7,148	1.25%	16.5%	12/31/2017	1.17	0	0	1.00%	16.8%	12/31/2017	1.18	0	0	0.75%	17.1%
12/31/2016	1.00	759	758	1.25%	6.0%	12/31/2016	1.00	0	0	1.00%	6.3%	12/31/2016	1.01	0	0	0.75%	6.5%
12/31/2015	0.94	0	0	1.25%	-5.8%	12/31/2015	0.94	0	0	1.00%	-5.6%	12/31/2015	0.95	0	0	0.75%	-5.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	0	$0	0.50%	19.1%	12/31/2019	$1.36	0	$0	0.25%	19.4%	12/31/2019	$1.37	0	$0	0.00%	19.7%
12/31/2018	1.13	0	0	0.50%	-5.0%	12/31/2018	1.14	0	0	0.25%	-4.8%	12/31/2018	1.15	0	0	0.00%	-4.5%
12/31/2017	1.19	0	0	0.50%	17.4%	12/31/2017	1.19	0	0	0.25%	17.7%	12/31/2017	1.20	0	0	0.00%	18.0%
12/31/2016	1.01	0	0	0.50%	6.8%	12/31/2016	1.02	0	0	0.25%	7.1%	12/31/2016	1.02	0	0	0.00%	7.3%
12/31/2015	0.95	0	0	0.50%	-5.4%	12/31/2015	0.95	0	0	0.25%	-5.2%	12/31/2015	0.95	0	0	0.00%	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	1.5%
2017	1.8%
2016	2.2%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2035 Target Date Retirement Fund R3 Class - 06-978
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,777,690	$7,397,910	498,933
Receivables: investments sold	10,659
Payables: investments purchased	-
Net assets	$7,788,349

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,268,560	5,476,612	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	519,789	369,689	1.41
Total	$7,788,349	5,846,301

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$62,202
Mortality & expense charges	(71,186)
Net investment income (loss)	(8,984)

Gain (loss) on investments:
Net realized gain (loss)	3,998
Realized gain distributions	234,578
Net change in unrealized appreciation (depreciation)	881,338
Net gain (loss)	1,119,914

Increase (decrease) in net assets from operations	$1,110,930

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,984)	$(6,480)
Net realized gain (loss)	3,998	23,065
Realized gain distributions	234,578	158,907
Net change in unrealized appreciation (depreciation)	881,338	(554,759)

Increase (decrease) in net assets from operations	1,110,930	(379,267)

Contract owner transactions:
Proceeds from units sold	3,526,358	4,333,557
Cost of units redeemed	(1,413,944)	(450,174)
Account charges	(6,248)	(4,654)
Increase (decrease)	2,106,166	3,878,729
Net increase (decrease)	3,217,096	3,499,462
Net assets, beginning	4,571,253	1,071,791
Net assets, ending	$7,788,349	$4,571,253

Units sold	2,989,369	3,640,678
Units redeemed	(1,309,703)	(382,988)
Net increase (decrease)	1,679,666	3,257,690
Units outstanding, beginning	4,166,635	908,945
Units outstanding, ending	5,846,301	4,166,635

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$8,947,052
Cost of units redeemed/account charges	(1,969,325)
Net investment income (loss)	(14,224)
Net realized gain (loss)	34,220
Realized gain distributions	410,846
Net change in unrealized appreciation (depreciation)	379,780
Net assets	$7,788,349

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.33	5,477	$7,269	1.25%	21.0%	12/31/2019	$1.34	0	$0	1.00%	21.3%	12/31/2019	$1.36	0	$0	0.75%	21.6%
12/31/2018	1.10	4,167	4,571	1.25%	-7.0%	12/31/2018	1.11	0	0	1.00%	-6.7%	12/31/2018	1.12	0	0	0.75%	-6.5%
12/31/2017	1.18	909	1,072	1.25%	18.8%	12/31/2017	1.19	0	0	1.00%	19.1%	12/31/2017	1.19	0	0	0.75%	19.4%
12/31/2016	0.99	85	84	1.25%	6.0%	12/31/2016	1.00	0	0	1.00%	6.2%	12/31/2016	1.00	0	0	0.75%	6.5%
12/31/2015	0.94	1	1	1.25%	-6.3%	12/31/2015	0.94	0	0	1.00%	-6.2%	12/31/2015	0.94	0	0	0.75%	-6.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	0	$0	0.50%	21.9%	12/31/2019	$1.39	0	$0	0.25%	22.2%	12/31/2019	$1.41	370	$520	0.00%	22.5%
12/31/2018	1.13	0	0	0.50%	-6.3%	12/31/2018	1.14	0	0	0.25%	-6.0%	12/31/2018	1.15	0	0	0.00%	-5.8%
12/31/2017	1.20	0	0	0.50%	19.7%	12/31/2017	1.21	0	0	0.25%	20.0%	12/31/2017	1.22	0	0	0.00%	20.3%
12/31/2016	1.00	0	0	0.50%	6.8%	12/31/2016	1.01	0	0	0.25%	7.0%	12/31/2016	1.01	0	0	0.00%	7.3%
12/31/2015	0.94	0	0	0.50%	-5.9%	12/31/2015	0.94	0	0	0.25%	-5.8%	12/31/2015	0.94	0	0	0.00%	-5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.0%
2018	1.3%
2017	1.2%
2016	1.5%
2015	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2035 Target Date Retirement Fund R4 Class - 06-979
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,325,805	$10,626,912	720,732
Receivables: investments sold	11,317
Payables: investments purchased	-
Net assets	$11,337,122

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,337,122	8,421,573	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$11,337,122	8,421,573

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$119,996
Mortality & expense charges	(145,909)
Net investment income (loss)	(25,913)

Gain (loss) on investments:
Net realized gain (loss)	206,651
Realized gain distributions	337,769
Net change in unrealized appreciation (depreciation)	1,692,172
Net gain (loss)	2,236,592

Increase (decrease) in net assets from operations	$2,210,679

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(25,913)	$(12,232)
Net realized gain (loss)	206,651	129,280
Realized gain distributions	337,769	338,763
Net change in unrealized appreciation (depreciation)	1,692,172	(1,307,097)

Increase (decrease) in net assets from operations	2,210,679	(851,286)

Contract owner transactions:
Proceeds from units sold	2,232,238	7,139,600
Cost of units redeemed	(2,934,412)	(2,511,100)
Account charges	(16,699)	(14,162)
Increase (decrease)	(718,873)	4,614,338
Net increase (decrease)	1,491,806	3,763,052
Net assets, beginning	9,845,316	6,082,264
Net assets, ending	$11,337,122	$9,845,316

Units sold	1,802,180	5,894,999
Units redeemed	(2,257,058)	(2,134,729)
Net increase (decrease)	(454,878)	3,760,270
Units outstanding, beginning	8,876,451	5,116,181
Units outstanding, ending	8,421,573	8,876,451

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$16,937,229
Cost of units redeemed/account charges	(7,447,284)
Net investment income (loss)	(15,670)
Net realized gain (loss)	388,363
Realized gain distributions	775,591
Net change in unrealized appreciation (depreciation)	698,893
Net assets	$11,337,122

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	8,422	$11,337	1.25%	21.4%	12/31/2019	$1.36	0	$0	1.00%	21.7%	12/31/2019	$1.38	0	$0	0.75%	22.0%
12/31/2018	1.11	8,876	9,845	1.25%	-6.7%	12/31/2018	1.12	0	0	1.00%	-6.5%	12/31/2018	1.13	0	0	0.75%	-6.2%
12/31/2017	1.19	5,116	6,082	1.25%	19.1%	12/31/2017	1.20	0	0	1.00%	19.4%	12/31/2017	1.20	0	0	0.75%	19.7%
12/31/2016	1.00	545	544	1.25%	6.3%	12/31/2016	1.00	0	0	1.00%	6.6%	12/31/2016	1.01	0	0	0.75%	6.8%
12/31/2015	0.94	0	0	1.25%	-6.1%	12/31/2015	0.94	0	0	1.00%	-6.0%	12/31/2015	0.94	0	0	0.75%	-5.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	22.3%	12/31/2019	$1.41	0	$0	0.25%	22.6%	12/31/2019	$1.43	0	$0	0.00%	22.9%
12/31/2018	1.14	0	0	0.50%	-6.0%	12/31/2018	1.15	0	0	0.25%	-5.8%	12/31/2018	1.16	0	0	0.00%	-5.5%
12/31/2017	1.21	0	0	0.50%	20.0%	12/31/2017	1.22	0	0	0.25%	20.3%	12/31/2017	1.23	0	0	0.00%	20.6%
12/31/2016	1.01	0	0	0.50%	7.1%	12/31/2016	1.01	0	0	0.25%	7.4%	12/31/2016	1.02	0	0	0.00%	7.6%
12/31/2015	0.94	0	0	0.50%	-5.7%	12/31/2015	0.94	0	0	0.25%	-5.6%	12/31/2015	0.95	0	0	0.00%	-5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	1.4%
2017	1.7%
2016	2.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2040 Target Date Retirement Fund R3 Class - 06-981
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,710,244	$6,349,992	418,744
Receivables: investments sold	6,414
Payables: investments purchased	-
Net assets	$6,716,658

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,130,920	4,560,383	$1.34
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	585,738	411,278	1.42
Total	$6,716,658	4,971,661

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$46,679
Mortality & expense charges	(60,394)
Net investment income (loss)	(13,715)

Gain (loss) on investments:
Net realized gain (loss)	(1,060)
Realized gain distributions	213,896
Net change in unrealized appreciation (depreciation)	794,987
Net gain (loss)	1,007,823

Increase (decrease) in net assets from operations	$994,108

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(13,715)	$(13,781)
Net realized gain (loss)	(1,060)	11,363
Realized gain distributions	213,896	139,365
Net change in unrealized appreciation (depreciation)	794,987	(485,407)

Increase (decrease) in net assets from operations	994,108	(348,460)

Contract owner transactions:
Proceeds from units sold	2,735,190	3,032,989
Cost of units redeemed	(772,901)	(250,162)
Account charges	(6,421)	(4,395)
Increase (decrease)	1,955,868	2,778,432
Net increase (decrease)	2,949,976	2,429,972
Net assets, beginning	3,766,682	1,336,710
Net assets, ending	$6,716,658	$3,766,682

Units sold	2,214,996	2,505,450
Units redeemed	(661,488)	(211,957)
Net increase (decrease)	1,553,508	2,293,493
Units outstanding, beginning	3,418,153	1,124,660
Units outstanding, ending	4,971,661	3,418,153

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$7,354,021
Cost of units redeemed/account charges	(1,378,552)
Net investment income (loss)	(25,739)
Net realized gain (loss)	30,494
Realized gain distributions	376,182
Net change in unrealized appreciation (depreciation)	360,252
Net assets	$6,716,658

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	4,560	$6,131	1.25%	22.0%	12/31/2019	$1.36	0	$0	1.00%	22.3%	12/31/2019	$1.38	0	$0	0.75%	22.6%
12/31/2018	1.10	3,418	3,767	1.25%	-7.3%	12/31/2018	1.11	0	0	1.00%	-7.1%	12/31/2018	1.12	0	0	0.75%	-6.8%
12/31/2017	1.19	1,125	1,337	1.25%	19.7%	12/31/2017	1.20	0	0	1.00%	20.0%	12/31/2017	1.20	0	0	0.75%	20.3%
12/31/2016	0.99	108	107	1.25%	6.1%	12/31/2016	1.00	0	0	1.00%	6.3%	12/31/2016	1.00	0	0	0.75%	6.6%
12/31/2015	0.94	0	0	1.25%	-6.4%	12/31/2015	0.94	0	0	1.00%	-6.3%	12/31/2015	0.94	0	0	0.75%	-6.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	22.9%	12/31/2019	$1.41	0	$0	0.25%	23.2%	12/31/2019	$1.42	411	$586	0.00%	23.5%
12/31/2018	1.13	0	0	0.50%	-6.6%	12/31/2018	1.14	0	0	0.25%	-6.3%	12/31/2018	1.15	0	0	0.00%	-6.1%
12/31/2017	1.21	0	0	0.50%	20.6%	12/31/2017	1.22	0	0	0.25%	20.9%	12/31/2017	1.23	0	0	0.00%	21.2%
12/31/2016	1.00	0	0	0.50%	6.9%	12/31/2016	1.01	0	0	0.25%	7.1%	12/31/2016	1.01	0	0	0.00%	7.4%
12/31/2015	0.94	0	0	0.50%	-6.0%	12/31/2015	0.94	0	0	0.25%	-5.8%	12/31/2015	0.94	0	0	0.00%	-5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	1.1%
2017	1.1%
2016	1.4%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2040 Target Date Retirement Fund R4 Class - 06-982
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,103,679	$8,503,907	564,045
Receivables: investments sold	11,288
Payables: investments purchased	-
Net assets	$9,114,967

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,114,967	6,680,416	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$9,114,967	6,680,416

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$87,266
Mortality & expense charges	(118,245)
Net investment income (loss)	(30,979)

Gain (loss) on investments:
Net realized gain (loss)	185,838
Realized gain distributions	287,289
Net change in unrealized appreciation (depreciation)	1,418,799
Net gain (loss)	1,891,926

Increase (decrease) in net assets from operations	$1,860,947

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(30,979)	$(22,118)
Net realized gain (loss)	185,838	150,585
Realized gain distributions	287,289	292,441
Net change in unrealized appreciation (depreciation)	1,418,799	(1,135,798)

Increase (decrease) in net assets from operations	1,860,947	(714,890)

Contract owner transactions:
Proceeds from units sold	2,207,953	5,664,247
Cost of units redeemed	(2,904,479)	(2,645,664)
Account charges	(13,236)	(10,280)
Increase (decrease)	(709,762)	3,008,303
Net increase (decrease)	1,151,185	2,293,413
Net assets, beginning	7,963,782	5,670,369
Net assets, ending	$9,114,967	$7,963,782

Units sold	1,764,931	4,702,677
Units redeemed	(2,228,464)	(2,288,067)
Net increase (decrease)	(463,533)	2,414,610
Units outstanding, beginning	7,143,949	4,729,339
Units outstanding, ending	6,680,416	7,143,949

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$14,216,707
Cost of units redeemed/account charges	(6,739,564)
Net investment income (loss)	(35,691)
Net realized gain (loss)	399,761
Realized gain distributions	673,982
Net change in unrealized appreciation (depreciation)	599,772
Net assets	$9,114,967

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	6,680	$9,115	1.25%	22.4%	12/31/2019	$1.38	0	$0	1.00%	22.7%	12/31/2019	$1.40	0	$0	0.75%	23.0%
12/31/2018	1.11	7,144	7,964	1.25%	-7.0%	12/31/2018	1.12	0	0	1.00%	-6.8%	12/31/2018	1.14	0	0	0.75%	-6.6%
12/31/2017	1.20	4,729	5,670	1.25%	20.1%	12/31/2017	1.21	0	0	1.00%	20.4%	12/31/2017	1.21	0	0	0.75%	20.7%
12/31/2016	1.00	376	376	1.25%	6.5%	12/31/2016	1.00	0	0	1.00%	6.8%	12/31/2016	1.01	0	0	0.75%	7.0%
12/31/2015	0.94	0	0	1.25%	-6.2%	12/31/2015	0.94	0	0	1.00%	-6.1%	12/31/2015	0.94	0	0	0.75%	-5.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.41	0	$0	0.50%	23.3%	12/31/2019	$1.43	0	$0	0.25%	23.6%	12/31/2019	$1.45	0	$0	0.00%	23.9%
12/31/2018	1.15	0	0	0.50%	-6.3%	12/31/2018	1.16	0	0	0.25%	-6.1%	12/31/2018	1.17	0	0	0.00%	-5.8%
12/31/2017	1.22	0	0	0.50%	21.0%	12/31/2017	1.23	0	0	0.25%	21.3%	12/31/2017	1.24	0	0	0.00%	21.6%
12/31/2016	1.01	0	0	0.50%	7.3%	12/31/2016	1.01	0	0	0.25%	7.6%	12/31/2016	1.02	0	0	0.00%	7.8%
12/31/2015	0.94	0	0	0.50%	-5.8%	12/31/2015	0.94	0	0	0.25%	-5.7%	12/31/2015	0.94	0	0	0.00%	-5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.0%
2018	1.2%
2017	1.6%
2016	2.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2045 Target Date Retirement Fund R3 Class - 06-983
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,924,869	$4,588,505	301,681
Receivables: investments sold	-
Payables: investments purchased	(4,441)
Net assets	$4,920,428

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,365,171	3,225,389	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	555,257	387,286	1.43
Total	$4,920,428	3,612,675

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$31,885
Mortality & expense charges	(40,672)
Net investment income (loss)	(8,787)

Gain (loss) on investments:
Net realized gain (loss)	12,433
Realized gain distributions	157,509
Net change in unrealized appreciation (depreciation)	543,909
Net gain (loss)	713,851

Increase (decrease) in net assets from operations	$705,064

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,787)	$(7,012)
Net realized gain (loss)	12,433	15,120
Realized gain distributions	157,509	89,675
Net change in unrealized appreciation (depreciation)	543,909	(271,453)

Increase (decrease) in net assets from operations	705,064	(173,670)

Contract owner transactions:
Proceeds from units sold	2,353,772	1,843,908
Cost of units redeemed	(556,204)	(307,676)
Account charges	(6,688)	(5,246)
Increase (decrease)	1,790,880	1,530,986
Net increase (decrease)	2,495,944	1,357,316
Net assets, beginning	2,424,484	1,067,168
Net assets, ending	$4,920,428	$2,424,484

Units sold	1,918,960	1,562,536
Units redeemed	(498,541)	(264,279)
Net increase (decrease)	1,420,419	1,298,257
Units outstanding, beginning	2,192,256	893,999
Units outstanding, ending	3,612,675	2,192,256

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,337,441
Cost of units redeemed/account charges	(1,037,965)
Net investment income (loss)	(16,328)
Net realized gain (loss)	35,897
Realized gain distributions	265,019
Net change in unrealized appreciation (depreciation)	336,364
Net assets	$4,920,428

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	3,225	$4,365	1.25%	22.4%	12/31/2019	$1.37	0	$0	1.00%	22.7%	12/31/2019	$1.38	0	$0	0.75%	23.0%
12/31/2018	1.11	2,192	2,424	1.25%	-7.4%	12/31/2018	1.12	0	0	1.00%	-7.1%	12/31/2018	1.13	0	0	0.75%	-6.9%
12/31/2017	1.19	894	1,067	1.25%	20.1%	12/31/2017	1.20	0	0	1.00%	20.4%	12/31/2017	1.21	0	0	0.75%	20.7%
12/31/2016	0.99	72	71	1.25%	6.2%	12/31/2016	1.00	0	0	1.00%	6.5%	12/31/2016	1.00	0	0	0.75%	6.7%
12/31/2015	0.94	0	0	1.25%	-6.4%	12/31/2015	0.94	0	0	1.00%	-6.2%	12/31/2015	0.94	0	0	0.75%	-6.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.40	0	$0	0.50%	23.3%	12/31/2019	$1.42	0	$0	0.25%	23.6%	12/31/2019	$1.43	387	$555	0.00%	23.9%
12/31/2018	1.14	0	0	0.50%	-6.7%	12/31/2018	1.15	0	0	0.25%	-6.4%	12/31/2018	1.16	0	0	0.00%	-6.2%
12/31/2017	1.22	0	0	0.50%	21.0%	12/31/2017	1.23	0	0	0.25%	21.3%	12/31/2017	1.23	0	0	0.00%	21.6%
12/31/2016	1.01	0	0	0.50%	7.0%	12/31/2016	1.01	0	0	0.25%	7.3%	12/31/2016	1.01	0	0	0.00%	7.5%
12/31/2015	0.94	0	0	0.50%	-6.0%	12/31/2015	0.94	0	0	0.25%	-5.8%	12/31/2015	0.94	0	0	0.00%	-5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	0.9%
2017	1.0%
2016	1.3%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2045 Target Date Retirement Fund R4 Class - 06-984
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,274,848	$8,638,884	564,189
Receivables: investments sold	11,703
Payables: investments purchased	-
Net assets	$9,286,551

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,286,551	6,768,248	$1.37
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.42
Band 25	-	-	1.44
Band 0	-	-	1.45
Total	$9,286,551	6,768,248

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$83,546
Mortality & expense charges	(113,173)
Net investment income (loss)	(29,627)

Gain (loss) on investments:
Net realized gain (loss)	182,962
Realized gain distributions	292,737
Net change in unrealized appreciation (depreciation)	1,381,465
Net gain (loss)	1,857,164

Increase (decrease) in net assets from operations	$1,827,537

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(29,627)	$(26,656)
Net realized gain (loss)	182,962	144,133
Realized gain distributions	292,737	276,400
Net change in unrealized appreciation (depreciation)	1,381,465	(1,092,306)

Increase (decrease) in net assets from operations	1,827,537	(698,429)

Contract owner transactions:
Proceeds from units sold	2,348,752	5,412,834
Cost of units redeemed	(2,427,473)	(2,588,970)
Account charges	(11,025)	(9,212)
Increase (decrease)	(89,746)	2,814,652
Net increase (decrease)	1,737,791	2,116,223
Net assets, beginning	7,548,760	5,432,537
Net assets, ending	$9,286,551	$7,548,760

Units sold	1,884,994	4,419,873
Units redeemed	(1,867,512)	(2,183,438)
Net increase (decrease)	17,482	2,236,435
Units outstanding, beginning	6,750,766	4,514,331
Units outstanding, ending	6,768,248	6,750,766

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$13,696,621
Cost of units redeemed/account charges	(6,013,866)
Net investment income (loss)	(45,706)
Net realized gain (loss)	359,341
Realized gain distributions	654,197
Net change in unrealized appreciation (depreciation)	635,964
Net assets	$9,286,551

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	6,768	$9,287	1.25%	22.7%	12/31/2019	$1.39	0	$0	1.00%	23.0%	12/31/2019	$1.40	0	$0	0.75%	23.3%
12/31/2018	1.12	6,751	7,549	1.25%	-7.1%	12/31/2018	1.13	0	0	1.00%	-6.8%	12/31/2018	1.14	0	0	0.75%	-6.6%
12/31/2017	1.20	4,514	5,433	1.25%	20.5%	12/31/2017	1.21	0	0	1.00%	20.8%	12/31/2017	1.22	0	0	0.75%	21.1%
12/31/2016	1.00	174	174	1.25%	6.6%	12/31/2016	1.00	0	0	1.00%	6.9%	12/31/2016	1.01	0	0	0.75%	7.1%
12/31/2015	0.94	0	0	1.25%	-6.3%	12/31/2015	0.94	0	0	1.00%	-6.1%	12/31/2015	0.94	0	0	0.75%	-6.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.42	0	$0	0.50%	23.6%	12/31/2019	$1.44	0	$0	0.25%	23.9%	12/31/2019	$1.45	0	$0	0.00%	24.2%
12/31/2018	1.15	0	0	0.50%	-6.4%	12/31/2018	1.16	0	0	0.25%	-6.1%	12/31/2018	1.17	0	0	0.00%	-5.9%
12/31/2017	1.23	0	0	0.50%	21.4%	12/31/2017	1.24	0	0	0.25%	21.7%	12/31/2017	1.24	0	0	0.00%	22.0%
12/31/2016	1.01	0	0	0.50%	7.4%	12/31/2016	1.02	0	0	0.25%	7.7%	12/31/2016	1.02	0	0	0.00%	7.9%
12/31/2015	0.94	0	0	0.50%	-5.9%	12/31/2015	0.94	0	0	0.25%	-5.7%	12/31/2015	0.94	0	0	0.00%	-5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.0%
2018	1.1%
2017	1.5%
2016	1.8%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2050 Target Date Retirement Fund R3 Class - 06-996
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,125,536	$3,857,006	258,331
Receivables: investments sold	15,513
Payables: investments purchased	-
Net assets	$4,141,049

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,833,331	2,821,528	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	307,718	213,806	1.44
Total	$4,141,049	3,035,334

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$23,118
Mortality & expense charges	(35,494)
Net investment income (loss)	(12,376)

Gain (loss) on investments:
Net realized gain (loss)	12,271
Realized gain distributions	133,139
Net change in unrealized appreciation (depreciation)	452,460
Net gain (loss)	597,870

Increase (decrease) in net assets from operations	$585,494

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12,376)	$(6,394)
Net realized gain (loss)	12,271	12,446
Realized gain distributions	133,139	74,000
Net change in unrealized appreciation (depreciation)	452,460	(230,095)

Increase (decrease) in net assets from operations	585,494	(150,043)

Contract owner transactions:
Proceeds from units sold	2,015,238	1,596,199
Cost of units redeemed	(448,002)	(238,788)
Account charges	(5,913)	(3,005)
Increase (decrease)	1,561,323	1,354,406
Net increase (decrease)	2,146,817	1,204,363
Net assets, beginning	1,994,232	789,869
Net assets, ending	$4,141,049	$1,994,232

Units sold	1,689,764	1,338,609
Units redeemed	(454,317)	(199,164)
Net increase (decrease)	1,235,447	1,139,445
Units outstanding, beginning	1,799,887	660,442
Units outstanding, ending	3,035,334	1,799,887

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,454,258
Cost of units redeemed/account charges	(813,708)
Net investment income (loss)	(18,966)
Net realized gain (loss)	29,588
Realized gain distributions	221,347
Net change in unrealized appreciation (depreciation)	268,530
Net assets	$4,141,049

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	2,822	$3,833	1.25%	22.6%	12/31/2019	$1.37	0	$0	1.00%	22.9%	12/31/2019	$1.39	0	$0	0.75%	23.2%
12/31/2018	1.11	1,800	1,994	1.25%	-7.4%	12/31/2018	1.12	0	0	1.00%	-7.1%	12/31/2018	1.13	0	0	0.75%	-6.9%
12/31/2017	1.20	660	790	1.25%	20.2%	12/31/2017	1.20	0	0	1.00%	20.5%	12/31/2017	1.21	0	0	0.75%	20.8%
12/31/2016	0.99	75	75	1.25%	6.3%	12/31/2016	1.00	0	0	1.00%	6.6%	12/31/2016	1.00	0	0	0.75%	6.8%
12/31/2015	0.94	0	0	1.25%	-6.4%	12/31/2015	0.94	0	0	1.00%	-6.3%	12/31/2015	0.94	0	0	0.75%	-6.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.41	0	$0	0.50%	23.5%	12/31/2019	$1.42	0	$0	0.25%	23.9%	12/31/2019	$1.44	214	$308	0.00%	24.2%
12/31/2018	1.14	0	0	0.50%	-6.7%	12/31/2018	1.15	0	0	0.25%	-6.4%	12/31/2018	1.16	0	0	0.00%	-6.2%
12/31/2017	1.22	0	0	0.50%	21.1%	12/31/2017	1.23	0	0	0.25%	21.4%	12/31/2017	1.24	0	0	0.00%	21.7%
12/31/2016	1.01	0	0	0.50%	7.1%	12/31/2016	1.01	0	0	0.25%	7.4%	12/31/2016	1.02	0	0	0.00%	7.6%
12/31/2015	0.94	0	0	0.50%	-6.0%	12/31/2015	0.94	0	0	0.25%	-5.8%	12/31/2015	0.94	0	0	0.00%	-5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.8%
2018	0.8%
2017	0.9%
2016	1.2%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2050 Target Date Retirement Fund R4 Class - 06-997
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,114,705	$7,620,605	504,253
Receivables: investments sold	39,066
Payables: investments purchased	-
Net assets	$8,153,771

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,153,771	5,914,032	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$8,153,771	5,914,032

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$66,236
Mortality & expense charges	(94,998)
Net investment income (loss)	(28,762)

Gain (loss) on investments:
Net realized gain (loss)	100,417
Realized gain distributions	258,553
Net change in unrealized appreciation (depreciation)	1,210,282
Net gain (loss)	1,569,252

Increase (decrease) in net assets from operations	$1,540,490

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(28,762)	$(14,587)
Net realized gain (loss)	100,417	68,766
Realized gain distributions	258,553	224,251
Net change in unrealized appreciation (depreciation)	1,210,282	(858,077)

Increase (decrease) in net assets from operations	1,540,490	(579,647)

Contract owner transactions:
Proceeds from units sold	2,161,671	5,083,091
Cost of units redeemed	(1,668,003)	(1,240,758)
Account charges	(13,101)	(9,955)
Increase (decrease)	480,567	3,832,378
Net increase (decrease)	2,021,057	3,252,731
Net assets, beginning	6,132,714	2,879,983
Net assets, ending	$8,153,771	$6,132,714

Units sold	1,767,237	4,223,760
Units redeemed	(1,327,239)	(1,137,861)
Net increase (decrease)	439,998	3,085,899
Units outstanding, beginning	5,474,034	2,388,135
Units outstanding, ending	5,914,032	5,474,034

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$10,390,224
Cost of units redeemed/account charges	(3,410,250)
Net investment income (loss)	(35,392)
Net realized gain (loss)	186,921
Realized gain distributions	528,168
Net change in unrealized appreciation (depreciation)	494,100
Net assets	$8,153,771

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.38	5,914	$8,154	1.25%	23.1%	12/31/2019	$1.39	0	$0	1.00%	23.4%	12/31/2019	$1.41	0	$0	0.75%	23.7%
12/31/2018	1.12	5,474	6,133	1.25%	-7.1%	12/31/2018	1.13	0	0	1.00%	-6.9%	12/31/2018	1.14	0	0	0.75%	-6.6%
12/31/2017	1.21	2,388	2,880	1.25%	20.6%	12/31/2017	1.21	0	0	1.00%	20.9%	12/31/2017	1.22	0	0	0.75%	21.2%
12/31/2016	1.00	44	44	1.25%	6.6%	12/31/2016	1.00	0	0	1.00%	6.9%	12/31/2016	1.01	0	0	0.75%	7.2%
12/31/2015	0.94	0	0	1.25%	-6.3%	12/31/2015	0.94	0	0	1.00%	-6.1%	12/31/2015	0.94	0	0	0.75%	-6.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.43	0	$0	0.50%	24.0%	12/31/2019	$1.44	0	$0	0.25%	24.3%	12/31/2019	$1.46	0	$0	0.00%	24.6%
12/31/2018	1.15	0	0	0.50%	-6.4%	12/31/2018	1.16	0	0	0.25%	-6.2%	12/31/2018	1.17	0	0	0.00%	-5.9%
12/31/2017	1.23	0	0	0.50%	21.5%	12/31/2017	1.24	0	0	0.25%	21.8%	12/31/2017	1.25	0	0	0.00%	22.2%
12/31/2016	1.01	0	0	0.50%	7.4%	12/31/2016	1.02	0	0	0.25%	7.7%	12/31/2016	1.02	0	0	0.00%	8.0%
12/31/2015	0.94	0	0	0.50%	-5.8%	12/31/2015	0.94	0	0	0.25%	-5.7%	12/31/2015	0.94	0	0	0.00%	-5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	1.2%
2017	1.5%
2016	1.8%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2055 Target Date Retirement Fund R3 Class - 06-998
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,952,037	$2,784,196	147,120
Receivables: investments sold	3,617
Payables: investments purchased	-
Net assets	$2,955,654

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,915,526	2,144,655	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	40,128	27,864	1.44
Total	$2,955,654	2,172,519

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$15,686
Mortality & expense charges	(27,094)
Net investment income (loss)	(11,408)

Gain (loss) on investments:
Net realized gain (loss)	2,781
Realized gain distributions	89,102
Net change in unrealized appreciation (depreciation)	338,594
Net gain (loss)	430,477

Increase (decrease) in net assets from operations	$419,069

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,408)	$(5,933)
Net realized gain (loss)	2,781	2,967
Realized gain distributions	89,102	48,866
Net change in unrealized appreciation (depreciation)	338,594	(182,814)

Increase (decrease) in net assets from operations	419,069	(136,914)

Contract owner transactions:
Proceeds from units sold	1,507,362	1,346,728
Cost of units redeemed	(362,183)	(166,812)
Account charges	(4,245)	(3,128)
Increase (decrease)	1,140,934	1,176,788
Net increase (decrease)	1,560,003	1,039,874
Net assets, beginning	1,395,651	355,777
Net assets, ending	$2,955,654	$1,395,651

Units sold	1,251,570	1,110,027
Units redeemed	(338,486)	(147,977)
Net increase (decrease)	913,084	962,050
Units outstanding, beginning	1,259,435	297,385
Units outstanding, ending	2,172,519	1,259,435

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,235,516
Cost of units redeemed/account charges	(584,145)
Net investment income (loss)	(17,176)
Net realized gain (loss)	10,279
Realized gain distributions	143,339
Net change in unrealized appreciation (depreciation)	167,841
Net assets	$2,955,654

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	2,145	$2,916	1.25%	22.7%	12/31/2019	$1.38	0	$0	1.00%	23.0%	12/31/2019	$1.39	0	$0	0.75%	23.3%
12/31/2018	1.11	1,259	1,396	1.25%	-7.4%	12/31/2018	1.12	0	0	1.00%	-7.1%	12/31/2018	1.13	0	0	0.75%	-6.9%
12/31/2017	1.20	297	356	1.25%	20.3%	12/31/2017	1.20	0	0	1.00%	20.6%	12/31/2017	1.21	0	0	0.75%	20.9%
12/31/2016	0.99	14	14	1.25%	6.3%	12/31/2016	1.00	0	0	1.00%	6.6%	12/31/2016	1.00	0	0	0.75%	6.8%
12/31/2015	0.94	0	0	1.25%	-6.4%	12/31/2015	0.94	0	0	1.00%	-6.3%	12/31/2015	0.94	0	0	0.75%	-6.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.41	0	$0	0.50%	23.6%	12/31/2019	$1.42	0	$0	0.25%	23.9%	12/31/2019	$1.44	28	$40	0.00%	24.2%
12/31/2018	1.14	0	0	0.50%	-6.7%	12/31/2018	1.15	0	0	0.25%	-6.4%	12/31/2018	1.16	0	0	0.00%	-6.2%
12/31/2017	1.22	0	0	0.50%	21.2%	12/31/2017	1.23	0	0	0.25%	21.5%	12/31/2017	1.24	0	0	0.00%	21.8%
12/31/2016	1.01	0	0	0.50%	7.1%	12/31/2016	1.01	0	0	0.25%	7.4%	12/31/2016	1.01	0	0	0.00%	7.6%
12/31/2015	0.94	0	0	0.50%	-6.0%	12/31/2015	0.94	0	0	0.25%	-5.9%	12/31/2015	0.94	0	0	0.00%	-5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	0.9%
2017	0.9%
2016	1.1%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2055 Target Date Retirement Fund R4 Class - 06-999
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,620,705	$3,404,568	179,119
Receivables: investments sold	6,458
Payables: investments purchased	-
Net assets	$3,627,163

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,627,163	2,631,420	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$3,627,163	2,631,420

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$28,311
Mortality & expense charges	(37,050)
Net investment income (loss)	(8,739)

Gain (loss) on investments:
Net realized gain (loss)	9,527
Realized gain distributions	107,893
Net change in unrealized appreciation (depreciation)	473,261
Net gain (loss)	590,681

Increase (decrease) in net assets from operations	$581,942

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,739)	$(5,398)
Net realized gain (loss)	9,527	47,518
Realized gain distributions	107,893	70,340
Net change in unrealized appreciation (depreciation)	473,261	(315,692)

Increase (decrease) in net assets from operations	581,942	(203,232)

Contract owner transactions:
Proceeds from units sold	1,399,981	2,099,552
Cost of units redeemed	(428,012)	(697,088)
Account charges	(5,400)	(4,143)
Increase (decrease)	966,569	1,398,321
Net increase (decrease)	1,548,511	1,195,089
Net assets, beginning	2,078,652	883,563
Net assets, ending	$3,627,163	$2,078,652

Units sold	1,116,888	1,705,300
Units redeemed	(341,190)	(582,375)
Net increase (decrease)	775,698	1,122,925
Units outstanding, beginning	1,855,722	732,797
Units outstanding, ending	2,631,420	1,855,722

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,413,387
Cost of units redeemed/account charges	(1,242,018)
Net investment income (loss)	(13,053)
Net realized gain (loss)	61,589
Realized gain distributions	191,121
Net change in unrealized appreciation (depreciation)	216,137
Net assets	$3,627,163

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.38	2,631	$3,627	1.25%	23.1%	12/31/2019	$1.39	0	$0	1.00%	23.4%	12/31/2019	$1.41	0	$0	0.75%	23.7%
12/31/2018	1.12	1,856	2,079	1.25%	-7.1%	12/31/2018	1.13	0	0	1.00%	-6.9%	12/31/2018	1.14	0	0	0.75%	-6.6%
12/31/2017	1.21	733	884	1.25%	20.6%	12/31/2017	1.21	0	0	1.00%	20.9%	12/31/2017	1.22	0	0	0.75%	21.2%
12/31/2016	1.00	34	34	1.25%	6.6%	12/31/2016	1.00	0	0	1.00%	6.9%	12/31/2016	1.01	0	0	0.75%	7.1%
12/31/2015	0.94	0	0	1.25%	-6.2%	12/31/2015	0.94	0	0	1.00%	-6.1%	12/31/2015	0.94	0	0	0.75%	-6.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.43	0	$0	0.50%	24.0%	12/31/2019	$1.44	0	$0	0.25%	24.3%	12/31/2019	$1.46	0	$0	0.00%	24.6%
12/31/2018	1.15	0	0	0.50%	-6.4%	12/31/2018	1.16	0	0	0.25%	-6.2%	12/31/2018	1.17	0	0	0.00%	-5.9%
12/31/2017	1.23	0	0	0.50%	21.5%	12/31/2017	1.24	0	0	0.25%	21.8%	12/31/2017	1.25	0	0	0.00%	22.2%
12/31/2016	1.01	0	0	0.50%	7.4%	12/31/2016	1.02	0	0	0.25%	7.7%	12/31/2016	1.02	0	0	0.00%	7.9%
12/31/2015	0.94	0	0	0.50%	-5.8%	12/31/2015	0.94	0	0	0.25%	-5.7%	12/31/2015	0.94	0	0	0.00%	-5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.0%
2018	1.2%
2017	1.4%
2016	1.1%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2060 Target Date Retirement Fund R3 Class - 06-CGC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$713,740	$675,127	53,006
Receivables: investments sold	1,314
Payables: investments purchased	-
Net assets	$715,054

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$701,262	515,843	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	13,792	9,577	1.44
Total	$715,054	525,420

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,740
Mortality & expense charges	(5,389)
Net investment income (loss)	(1,649)

Gain (loss) on investments:
Net realized gain (loss)	168
Realized gain distributions	17,508
Net change in unrealized appreciation (depreciation)	67,610
Net gain (loss)	85,286

Increase (decrease) in net assets from operations	$83,637

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,649)	$(770)
Net realized gain (loss)	168	773
Realized gain distributions	17,508	6,209
Net change in unrealized appreciation (depreciation)	67,610	(29,770)

Increase (decrease) in net assets from operations	83,637	(23,558)

Contract owner transactions:
Proceeds from units sold	465,838	275,540
Cost of units redeemed	(67,222)	(39,726)
Account charges	(2,496)	(1,351)
Increase (decrease)	396,120	234,463
Net increase (decrease)	479,757	210,905
Net assets, beginning	235,297	24,392
Net assets, ending	$715,054	$235,297

Units sold	375,758	227,581
Units redeemed	(62,744)	(35,554)
Net increase (decrease)	313,014	192,027
Units outstanding, beginning	212,406	20,379
Units outstanding, ending	525,420	212,406

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$765,893
Cost of units redeemed/account charges	(111,979)
Net investment income (loss)	(2,376)
Net realized gain (loss)	973
Realized gain distributions	23,930
Net change in unrealized appreciation (depreciation)	38,613
Net assets	$715,054

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	516	$701	1.25%	22.7%	12/31/2019	$1.38	0	$0	1.00%	23.0%	12/31/2019	$1.39	0	$0	0.75%	23.3%
12/31/2018	1.11	212	235	1.25%	-7.5%	12/31/2018	1.12	0	0	1.00%	-7.2%	12/31/2018	1.13	0	0	0.75%	-7.0%
12/31/2017	1.20	20	24	1.25%	20.3%	12/31/2017	1.20	0	0	1.00%	20.6%	12/31/2017	1.21	0	0	0.75%	20.9%
12/31/2016	1.00	0	0	1.25%	6.3%	12/31/2016	1.00	0	0	1.00%	6.6%	12/31/2016	1.00	0	0	0.75%	6.8%
12/31/2015	0.94	0	0	1.25%	-6.4%	12/31/2015	0.94	0	0	1.00%	-6.3%	12/31/2015	0.94	0	0	0.75%	-6.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.41	0	$0	0.50%	23.6%	12/31/2019	$1.42	0	$0	0.25%	24.0%	12/31/2019	$1.44	10	$14	0.00%	24.3%
12/31/2018	1.14	0	0	0.50%	-6.7%	12/31/2018	1.15	0	0	0.25%	-6.5%	12/31/2018	1.16	0	0	0.00%	-6.3%
12/31/2017	1.22	0	0	0.50%	21.2%	12/31/2017	1.23	0	0	0.25%	21.5%	12/31/2017	1.24	0	0	0.00%	21.8%
12/31/2016	1.01	0	0	0.50%	7.1%	12/31/2016	1.01	0	0	0.25%	7.4%	12/31/2016	1.02	0	0	0.00%	7.7%
12/31/2015	0.94	0	0	0.50%	-6.0%	12/31/2015	0.94	0	0	0.25%	-5.8%	12/31/2015	0.94	0	0	0.00%	-5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.8%
2018	0.9%
2017	0.9%
2016	1.4%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2060 Target Date Retirement Fund R4 Class - 06-CGF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,563,204	$1,441,932	115,902
Receivables: investments sold	7,273
Payables: investments purchased	-
Net assets	$1,570,477

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,570,477	1,140,028	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$1,570,477	1,140,028

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$11,654
Mortality & expense charges	(16,154)
Net investment income (loss)	(4,500)

Gain (loss) on investments:
Net realized gain (loss)	14,036
Realized gain distributions	37,908
Net change in unrealized appreciation (depreciation)	207,657
Net gain (loss)	259,601

Increase (decrease) in net assets from operations	$255,101

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,500)	$(3,383)
Net realized gain (loss)	14,036	6,244
Realized gain distributions	37,908	24,702
Net change in unrealized appreciation (depreciation)	207,657	(109,188)

Increase (decrease) in net assets from operations	255,101	(81,625)

Contract owner transactions:
Proceeds from units sold	681,094	573,157
Cost of units redeemed	(306,546)	(149,604)
Account charges	(3,430)	(2,222)
Increase (decrease)	371,118	421,331
Net increase (decrease)	626,219	339,706
Net assets, beginning	944,258	604,552
Net assets, ending	$1,570,477	$944,258

Units sold	541,989	468,865
Units redeemed	(244,944)	(127,151)
Net increase (decrease)	297,045	341,714
Units outstanding, beginning	842,983	501,269
Units outstanding, ending	1,140,028	842,983

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,977,344
Cost of units redeemed/account charges	(623,452)
Net investment income (loss)	(6,377)
Net realized gain (loss)	33,733
Realized gain distributions	67,957
Net change in unrealized appreciation (depreciation)	121,272
Net assets	$1,570,477

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.38	1,140	$1,570	1.25%	23.0%	12/31/2019	$1.39	0	$0	1.00%	23.3%	12/31/2019	$1.41	0	$0	0.75%	23.6%
12/31/2018	1.12	843	944	1.25%	-7.1%	12/31/2018	1.13	0	0	1.00%	-6.9%	12/31/2018	1.14	0	0	0.75%	-6.7%
12/31/2017	1.21	501	605	1.25%	20.6%	12/31/2017	1.21	0	0	1.00%	20.9%	12/31/2017	1.22	0	0	0.75%	21.2%
12/31/2016	1.00	12	12	1.25%	6.7%	12/31/2016	1.00	0	0	1.00%	6.9%	12/31/2016	1.01	0	0	0.75%	7.2%
12/31/2015	0.94	0	0	1.25%	-6.2%	12/31/2015	0.94	0	0	1.00%	-6.1%	12/31/2015	0.94	0	0	0.75%	-5.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.43	0	$0	0.50%	23.9%	12/31/2019	$1.44	0	$0	0.25%	24.2%	12/31/2019	$1.46	0	$0	0.00%	24.5%
12/31/2018	1.15	0	0	0.50%	-6.4%	12/31/2018	1.16	0	0	0.25%	-6.2%	12/31/2018	1.17	0	0	0.00%	-5.9%
12/31/2017	1.23	0	0	0.50%	21.5%	12/31/2017	1.24	0	0	0.25%	21.8%	12/31/2017	1.25	0	0	0.00%	22.1%
12/31/2016	1.01	0	0	0.50%	7.5%	12/31/2016	1.02	0	0	0.25%	7.7%	12/31/2016	1.02	0	0	0.00%	8.0%
12/31/2015	0.94	0	0	0.50%	-5.8%	12/31/2015	0.94	0	0	0.25%	-5.7%	12/31/2015	0.94	0	0	0.00%	-5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	0.9%
2017	1.3%
2016	2.1%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2010 Target Date Retirement Fund R6 Class - 06-CRV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,849,671	$3,804,611	341,284
Receivables: investments sold	-
Payables: investments purchased	(20,464)
Net assets	$3,829,207

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,829,207	3,243,068	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$3,829,207	3,243,068

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$88,437
Mortality & expense charges	(35,237)
Net investment income (loss)	53,200

Gain (loss) on investments:
Net realized gain (loss)	22,318
Realized gain distributions	53,353
Net change in unrealized appreciation (depreciation)	199,890
Net gain (loss)	275,561

Increase (decrease) in net assets from operations	$328,761

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$53,200	$42,095
Net realized gain (loss)	22,318	1,397
Realized gain distributions	53,353	40,430
Net change in unrealized appreciation (depreciation)	199,890	(145,066)

Increase (decrease) in net assets from operations	328,761	(61,144)

Contract owner transactions:
Proceeds from units sold	2,189,063	1,863,161
Cost of units redeemed	(1,149,679)	(296,299)
Account charges	(7,465)	(2,744)
Increase (decrease)	1,031,919	1,564,118
Net increase (decrease)	1,360,680	1,502,974
Net assets, beginning	2,468,527	965,553
Net assets, ending	$3,829,207	$2,468,527

Units sold	1,914,719	1,741,755
Units redeemed	(1,022,871)	(276,067)
Net increase (decrease)	891,848	1,465,688
Units outstanding, beginning	2,351,220	885,532
Units outstanding, ending	3,243,068	2,351,220

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,007,795
Cost of units redeemed/account charges	(1,460,680)
Net investment income (loss)	112,017
Net realized gain (loss)	23,766
Realized gain distributions	101,249
Net change in unrealized appreciation (depreciation)	45,060
Net assets	$3,829,207

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	3,243	$3,829	1.25%	12.5%	12/31/2019	$1.19	0	$0	1.00%	12.7%	12/31/2019	$1.20	0	$0	0.75%	13.0%
12/31/2018	1.05	2,351	2,469	1.25%	-3.7%	12/31/2018	1.06	0	0	1.00%	-3.5%	12/31/2018	1.06	0	0	0.75%	-3.2%
12/31/2017	1.09	886	966	1.25%	9.0%	12/31/2017	1.09	0	0	1.00%	9.3%	12/31/2017	1.10	0	0	0.75%	9.6%
12/31/2016	1.00	0	0	1.25%	0.0%	12/31/2016	1.00	0	0	1.00%	0.0%	12/31/2016	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	0	$0	0.50%	13.3%	12/31/2019	$1.22	0	$0	0.25%	13.6%	12/31/2019	$1.23	0	$0	0.00%	13.9%
12/31/2018	1.07	0	0	0.50%	-3.0%	12/31/2018	1.07	0	0	0.25%	-2.7%	12/31/2018	1.08	0	0	0.00%	-2.5%
12/31/2017	1.10	0	0	0.50%	9.9%	12/31/2017	1.10	0	0	0.25%	10.1%	12/31/2017	1.10	0	0	0.00%	10.4%
12/31/2016	1.00	0	0	0.50%	0.0%	12/31/2016	1.00	0	0	0.25%	0.1%	12/31/2016	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.8%
2018	3.4%
2017	4.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2015 Target Date Retirement Fund R6 Class - 06-CRW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,326,336	$3,256,674	280,325
Receivables: investments sold	3,934
Payables: investments purchased	-
Net assets	$3,330,270

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,330,270	2,783,073	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$3,330,270	2,783,073

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$76,038
Mortality & expense charges	(38,162)
Net investment income (loss)	37,876

Gain (loss) on investments:
Net realized gain (loss)	18,506
Realized gain distributions	63,888
Net change in unrealized appreciation (depreciation)	264,414
Net gain (loss)	346,808

Increase (decrease) in net assets from operations	$384,684

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$37,876	$43,901
Net realized gain (loss)	18,506	497
Realized gain distributions	63,888	58,118
Net change in unrealized appreciation (depreciation)	264,414	(200,201)

Increase (decrease) in net assets from operations	384,684	(97,685)

Contract owner transactions:
Proceeds from units sold	1,018,040	2,669,429
Cost of units redeemed	(795,057)	(310,343)
Account charges	(6,407)	(4,104)
Increase (decrease)	216,576	2,354,982
Net increase (decrease)	601,260	2,257,297
Net assets, beginning	2,729,010	471,713
Net assets, ending	$3,330,270	$2,729,010

Units sold	890,853	2,449,643
Units redeemed	(696,583)	(290,690)
Net increase (decrease)	194,270	2,158,953
Units outstanding, beginning	2,588,803	429,850
Units outstanding, ending	2,783,073	2,588,803

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,271,987
Cost of units redeemed/account charges	(1,249,251)
Net investment income (loss)	87,775
Net realized gain (loss)	23,154
Realized gain distributions	126,943
Net change in unrealized appreciation (depreciation)	69,662
Net assets	$3,330,270

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	2,783	$3,330	1.25%	13.5%	12/31/2019	$1.21	0	$0	1.00%	13.8%	12/31/2019	$1.22	0	$0	0.75%	14.1%
12/31/2018	1.05	2,589	2,729	1.25%	-3.9%	12/31/2018	1.06	0	0	1.00%	-3.7%	12/31/2018	1.07	0	0	0.75%	-3.5%
12/31/2017	1.10	430	472	1.25%	9.8%	12/31/2017	1.10	0	0	1.00%	10.1%	12/31/2017	1.10	0	0	0.75%	10.4%
12/31/2016	1.00	0	0	1.25%	-0.1%	12/31/2016	1.00	0	0	1.00%	-0.1%	12/31/2016	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	0	$0	0.50%	14.4%	12/31/2019	$1.23	0	$0	0.25%	14.7%	12/31/2019	$1.24	0	$0	0.00%	14.9%
12/31/2018	1.07	0	0	0.50%	-3.2%	12/31/2018	1.08	0	0	0.25%	-3.0%	12/31/2018	1.08	0	0	0.00%	-2.7%
12/31/2017	1.11	0	0	0.50%	10.6%	12/31/2017	1.11	0	0	0.25%	10.9%	12/31/2017	1.11	0	0	0.00%	11.2%
12/31/2016	1.00	0	0	0.50%	0.0%	12/31/2016	1.00	0	0	0.25%	0.0%	12/31/2016	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.5%
2018	3.9%
2017	3.8%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2020 Target Date Retirement Fund R6 Class - 06-CRX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,162,231	$18,035,806	1,397,251
Receivables: investments sold	2,037
Payables: investments purchased	-
Net assets	$18,164,268

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,164,268	14,889,708	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$18,164,268	14,889,708

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$380,875
Mortality & expense charges	(126,186)
Net investment income (loss)	254,689

Gain (loss) on investments:
Net realized gain (loss)	61,348
Realized gain distributions	360,668
Net change in unrealized appreciation (depreciation)	662,001
Net gain (loss)	1,084,017

Increase (decrease) in net assets from operations	$1,338,706

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$254,689	$87,847
Net realized gain (loss)	61,348	30,111
Realized gain distributions	360,668	153,863
Net change in unrealized appreciation (depreciation)	662,001	(556,087)

Increase (decrease) in net assets from operations	1,338,706	(284,266)

Contract owner transactions:
Proceeds from units sold	13,488,803	6,398,987
Cost of units redeemed	(3,464,954)	(2,008,057)
Account charges	(14,585)	(5,360)
Increase (decrease)	10,009,264	4,385,570
Net increase (decrease)	11,347,970	4,101,304
Net assets, beginning	6,816,298	2,714,994
Net assets, ending	$18,164,268	$6,816,298

Units sold	11,486,176	5,822,243
Units redeemed	(2,974,655)	(1,885,376)
Net increase (decrease)	8,511,521	3,936,867
Units outstanding, beginning	6,378,187	2,441,320
Units outstanding, ending	14,889,708	6,378,187

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$22,562,710
Cost of units redeemed/account charges	(5,538,320)
Net investment income (loss)	376,134
Net realized gain (loss)	92,119
Realized gain distributions	545,200
Net change in unrealized appreciation (depreciation)	126,425
Net assets	$18,164,268

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	14,890	$18,164	1.25%	14.2%	12/31/2019	$1.23	0	$0	1.00%	14.4%	12/31/2019	$1.24	0	$0	0.75%	14.7%
12/31/2018	1.07	6,378	6,816	1.25%	-3.9%	12/31/2018	1.07	0	0	1.00%	-3.7%	12/31/2018	1.08	0	0	0.75%	-3.4%
12/31/2017	1.11	2,441	2,715	1.25%	11.5%	12/31/2017	1.12	0	0	1.00%	11.7%	12/31/2017	1.12	0	0	0.75%	12.0%
12/31/2016	1.00	0	0	1.25%	-0.2%	12/31/2016	1.00	0	0	1.00%	-0.2%	12/31/2016	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	0	$0	0.50%	15.0%	12/31/2019	$1.26	0	$0	0.25%	15.3%	12/31/2019	$1.27	0	$0	0.00%	15.6%
12/31/2018	1.09	0	0	0.50%	-3.2%	12/31/2018	1.09	0	0	0.25%	-2.9%	12/31/2018	1.10	0	0	0.00%	-2.7%
12/31/2017	1.12	0	0	0.50%	12.3%	12/31/2017	1.12	0	0	0.25%	12.6%	12/31/2017	1.13	0	0	0.00%	12.9%
12/31/2016	1.00	0	0	0.50%	-0.2%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	-0.2%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.0%
2018	2.9%
2017	3.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2025 Target Date Retirement Fund R6 Class - 06-CRY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,538,083	$19,072,647	1,383,302
Receivables: investments sold	7,983
Payables: investments purchased	-
Net assets	$19,546,066

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,546,066	15,515,016	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$19,546,066	15,515,016

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$336,976
Mortality & expense charges	(157,988)
Net investment income (loss)	178,988

Gain (loss) on investments:
Net realized gain (loss)	121,586
Realized gain distributions	408,488
Net change in unrealized appreciation (depreciation)	1,194,114
Net gain (loss)	1,724,188

Increase (decrease) in net assets from operations	$1,903,176

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$178,988	$81,523
Net realized gain (loss)	121,586	15,589
Realized gain distributions	408,488	208,991
Net change in unrealized appreciation (depreciation)	1,194,114	(745,513)

Increase (decrease) in net assets from operations	1,903,176	(439,410)

Contract owner transactions:
Proceeds from units sold	12,720,060	7,029,407
Cost of units redeemed	(3,531,849)	(1,273,484)
Account charges	(25,833)	(5,595)
Increase (decrease)	9,162,378	5,750,328
Net increase (decrease)	11,065,554	5,310,918
Net assets, beginning	8,480,512	3,169,594
Net assets, ending	$19,546,066	$8,480,512

Units sold	10,613,824	6,168,214
Units redeemed	(2,933,571)	(1,124,680)
Net increase (decrease)	7,680,253	5,043,534
Units outstanding, beginning	7,834,763	2,791,229
Units outstanding, ending	15,515,016	7,834,763

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$22,998,452
Cost of units redeemed/account charges	(5,011,802)
Net investment income (loss)	293,957
Net realized gain (loss)	143,950
Realized gain distributions	656,073
Net change in unrealized appreciation (depreciation)	465,436
Net assets	$19,546,066

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	15,515	$19,546	1.25%	16.4%	12/31/2019	$1.27	0	$0	1.00%	16.7%	12/31/2019	$1.28	0	$0	0.75%	17.0%
12/31/2018	1.08	7,835	8,481	1.25%	-4.7%	12/31/2018	1.09	0	0	1.00%	-4.4%	12/31/2018	1.09	0	0	0.75%	-4.2%
12/31/2017	1.14	2,791	3,170	1.25%	13.9%	12/31/2017	1.14	0	0	1.00%	14.2%	12/31/2017	1.14	0	0	0.75%	14.5%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	0	$0	0.50%	17.3%	12/31/2019	$1.30	0	$0	0.25%	17.6%	12/31/2019	$1.31	0	$0	0.00%	17.9%
12/31/2018	1.10	0	0	0.50%	-4.0%	12/31/2018	1.10	0	0	0.25%	-3.7%	12/31/2018	1.11	0	0	0.00%	-3.5%
12/31/2017	1.14	0	0	0.50%	14.8%	12/31/2017	1.15	0	0	0.25%	15.0%	12/31/2017	1.15	0	0	0.00%	15.3%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.4%
2018	2.5%
2017	2.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2030 Target Date Retirement Fund R6 Class - 06-CTC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,811,002	$18,018,108	1,236,405
Receivables: investments sold	-
Payables: investments purchased	(5,276)
Net assets	$18,805,726

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,805,726	14,395,846	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$18,805,726	14,395,846

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$296,031
Mortality & expense charges	(179,746)
Net investment income (loss)	116,285

Gain (loss) on investments:
Net realized gain (loss)	100,894
Realized gain distributions	464,220
Net change in unrealized appreciation (depreciation)	1,732,192
Net gain (loss)	2,297,306

Increase (decrease) in net assets from operations	$2,413,591

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$116,285	$84,926
Net realized gain (loss)	100,894	26,897
Realized gain distributions	464,220	301,431
Net change in unrealized appreciation (depreciation)	1,732,192	(1,019,765)

Increase (decrease) in net assets from operations	2,413,591	(606,511)

Contract owner transactions:
Proceeds from units sold	9,485,313	7,969,022
Cost of units redeemed	(3,291,062)	(1,231,662)
Account charges	(21,309)	(6,336)
Increase (decrease)	6,172,942	6,731,024
Net increase (decrease)	8,586,533	6,124,513
Net assets, beginning	10,219,193	4,094,680
Net assets, ending	$18,805,726	$10,219,193

Units sold	7,792,755	6,823,375
Units redeemed	(2,672,050)	(1,065,674)
Net increase (decrease)	5,120,705	5,757,701
Units outstanding, beginning	9,275,141	3,517,440
Units outstanding, ending	14,395,846	9,275,141

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$21,536,959
Cost of units redeemed/account charges	(4,717,447)
Net investment income (loss)	238,875
Net realized gain (loss)	132,164
Realized gain distributions	822,281
Net change in unrealized appreciation (depreciation)	792,894
Net assets	$18,805,726

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	14,396	$18,806	1.25%	18.6%	12/31/2019	$1.32	0	$0	1.00%	18.9%	12/31/2019	$1.33	0	$0	0.75%	19.2%
12/31/2018	1.10	9,275	10,219	1.25%	-5.4%	12/31/2018	1.11	0	0	1.00%	-5.1%	12/31/2018	1.11	0	0	0.75%	-4.9%
12/31/2017	1.16	3,517	4,095	1.25%	16.9%	12/31/2017	1.17	0	0	1.00%	17.2%	12/31/2017	1.17	0	0	0.75%	17.5%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	0	$0	0.50%	19.5%	12/31/2019	$1.35	0	$0	0.25%	19.8%	12/31/2019	$1.36	0	$0	0.00%	20.1%
12/31/2018	1.12	0	0	0.50%	-4.6%	12/31/2018	1.12	0	0	0.25%	-4.4%	12/31/2018	1.13	0	0	0.00%	-4.2%
12/31/2017	1.17	0	0	0.50%	17.8%	12/31/2017	1.18	0	0	0.25%	18.1%	12/31/2017	1.18	0	0	0.00%	18.4%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.0%
2018	2.3%
2017	2.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2035 Target Date Retirement Fund R6 Class - 06-CTF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,005,813	$16,318,088	1,089,897
Receivables: investments sold	247,271
Payables: investments purchased	-
Net assets	$17,253,084

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,253,084	12,720,980	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$17,253,084	12,720,980

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$230,090
Mortality & expense charges	(153,499)
Net investment income (loss)	76,591

Gain (loss) on investments:
Net realized gain (loss)	115,642
Realized gain distributions	501,688
Net change in unrealized appreciation (depreciation)	1,700,342
Net gain (loss)	2,317,672

Increase (decrease) in net assets from operations	$2,394,263

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$76,591	$62,493
Net realized gain (loss)	115,642	40,218
Realized gain distributions	501,688	309,046
Net change in unrealized appreciation (depreciation)	1,700,342	(1,093,610)

Increase (decrease) in net assets from operations	2,394,263	(681,853)

Contract owner transactions:
Proceeds from units sold	8,639,957	7,698,216
Cost of units redeemed	(2,825,433)	(1,131,806)
Account charges	(21,545)	(9,923)
Increase (decrease)	5,792,979	6,556,487
Net increase (decrease)	8,187,242	5,874,634
Net assets, beginning	9,065,842	3,191,208
Net assets, ending	$17,253,084	$9,065,842

Units sold	6,791,625	6,427,859
Units redeemed	(2,209,664)	(972,559)
Net increase (decrease)	4,581,961	5,455,300
Units outstanding, beginning	8,139,019	2,683,719
Units outstanding, ending	12,720,980	8,139,019

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$19,426,979
Cost of units redeemed/account charges	(4,040,623)
Net investment income (loss)	165,010
Net realized gain (loss)	158,464
Realized gain distributions	855,529
Net change in unrealized appreciation (depreciation)	687,725
Net assets	$17,253,084

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	12,721	$17,253	1.25%	21.8%	12/31/2019	$1.37	0	$0	1.00%	22.1%	12/31/2019	$1.38	0	$0	0.75%	22.4%
12/31/2018	1.11	8,139	9,066	1.25%	-6.3%	12/31/2018	1.12	0	0	1.00%	-6.1%	12/31/2018	1.13	0	0	0.75%	-5.9%
12/31/2017	1.19	2,684	3,191	1.25%	19.5%	12/31/2017	1.19	0	0	1.00%	19.8%	12/31/2017	1.20	0	0	0.75%	20.1%
12/31/2016	0.99	0	0	1.25%	-0.5%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	1.00	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	22.7%	12/31/2019	$1.40	0	$0	0.25%	23.0%	12/31/2019	$1.41	0	$0	0.00%	23.3%
12/31/2018	1.13	0	0	0.50%	-5.6%	12/31/2018	1.14	0	0	0.25%	-5.4%	12/31/2018	1.14	0	0	0.00%	-5.1%
12/31/2017	1.20	0	0	0.50%	20.4%	12/31/2017	1.20	0	0	0.25%	20.7%	12/31/2017	1.20	0	0	0.00%	21.0%
12/31/2016	1.00	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
2018	2.2%
2017	2.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2040 Target Date Retirement Fund R6 Class - 06-CTG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,220,294	$19,334,869	1,242,952
Receivables: investments sold	2,547
Payables: investments purchased	-
Net assets	$20,222,841

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,222,841	14,725,899	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$20,222,841	14,725,899

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$253,446
Mortality & expense charges	(185,849)
Net investment income (loss)	67,597

Gain (loss) on investments:
Net realized gain (loss)	79,264
Realized gain distributions	630,064
Net change in unrealized appreciation (depreciation)	2,311,671
Net gain (loss)	3,020,999

Increase (decrease) in net assets from operations	$3,088,596

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$67,597	$67,950
Net realized gain (loss)	79,264	154,297
Realized gain distributions	630,064	421,268
Net change in unrealized appreciation (depreciation)	2,311,671	(1,579,796)

Increase (decrease) in net assets from operations	3,088,596	(936,281)

Contract owner transactions:
Proceeds from units sold	8,593,621	9,935,352
Cost of units redeemed	(2,904,300)	(2,601,421)
Account charges	(23,874)	(11,345)
Increase (decrease)	5,665,447	7,322,586
Net increase (decrease)	8,754,043	6,386,305
Net assets, beginning	11,468,798	5,082,493
Net assets, ending	$20,222,841	$11,468,798

Units sold	6,738,973	8,170,923
Units redeemed	(2,273,079)	(2,152,982)
Net increase (decrease)	4,465,894	6,017,941
Units outstanding, beginning	10,260,005	4,242,064
Units outstanding, ending	14,725,899	10,260,005

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$23,671,651
Cost of units redeemed/account charges	(5,890,203)
Net investment income (loss)	171,911
Net realized gain (loss)	257,249
Realized gain distributions	1,126,808
Net change in unrealized appreciation (depreciation)	885,425
Net assets	$20,222,841

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	14,726	$20,223	1.25%	22.9%	12/31/2019	$1.38	0	$0	1.00%	23.2%	12/31/2019	$1.39	0	$0	0.75%	23.5%
12/31/2018	1.12	10,260	11,469	1.25%	-6.7%	12/31/2018	1.12	0	0	1.00%	-6.5%	12/31/2018	1.13	0	0	0.75%	-6.2%
12/31/2017	1.20	4,242	5,082	1.25%	20.5%	12/31/2017	1.20	0	0	1.00%	20.8%	12/31/2017	1.20	0	0	0.75%	21.1%
12/31/2016	0.99	0	0	1.25%	-0.5%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.41	0	$0	0.50%	23.8%	12/31/2019	$1.42	0	$0	0.25%	24.1%	12/31/2019	$1.43	0	$0	0.00%	24.4%
12/31/2018	1.14	0	0	0.50%	-6.0%	12/31/2018	1.14	0	0	0.25%	-5.8%	12/31/2018	1.15	0	0	0.00%	-5.5%
12/31/2017	1.21	0	0	0.50%	21.4%	12/31/2017	1.21	0	0	0.25%	21.7%	12/31/2017	1.21	0	0	0.00%	22.0%
12/31/2016	1.00	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	1.9%
2017	2.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2045 Target Date Retirement Fund R6 Class - 06-CTH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,695,365	$13,072,748	824,674
Receivables: investments sold	-
Payables: investments purchased	(22,255)
Net assets	$13,673,110

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,673,110	9,908,158	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$13,673,110	9,908,158

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$163,575
Mortality & expense charges	(117,352)
Net investment income (loss)	46,223

Gain (loss) on investments:
Net realized gain (loss)	67,888
Realized gain distributions	428,823
Net change in unrealized appreciation (depreciation)	1,410,544
Net gain (loss)	1,907,255

Increase (decrease) in net assets from operations	$1,953,478

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$46,223	$38,269
Net realized gain (loss)	67,888	23,914
Realized gain distributions	428,823	241,549
Net change in unrealized appreciation (depreciation)	1,410,544	(865,080)

Increase (decrease) in net assets from operations	1,953,478	(561,348)

Contract owner transactions:
Proceeds from units sold	6,934,759	6,019,624
Cost of units redeemed	(1,874,025)	(1,209,100)
Account charges	(15,535)	(5,045)
Increase (decrease)	5,045,199	4,805,479
Net increase (decrease)	6,998,677	4,244,131
Net assets, beginning	6,674,433	2,430,302
Net assets, ending	$13,673,110	$6,674,433

Units sold	5,443,976	4,983,893
Units redeemed	(1,491,427)	(1,050,186)
Net increase (decrease)	3,952,549	3,933,707
Units outstanding, beginning	5,955,609	2,021,902
Units outstanding, ending	9,908,158	5,955,609

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$15,352,342
Cost of units redeemed/account charges	(3,205,776)
Net investment income (loss)	100,808
Net realized gain (loss)	96,919
Realized gain distributions	706,200
Net change in unrealized appreciation (depreciation)	622,617
Net assets	$13,673,110

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.38	9,908	$13,673	1.25%	23.1%	12/31/2019	$1.39	0	$0	1.00%	23.4%	12/31/2019	$1.40	0	$0	0.75%	23.8%
12/31/2018	1.12	5,956	6,674	1.25%	-6.8%	12/31/2018	1.13	0	0	1.00%	-6.5%	12/31/2018	1.13	0	0	0.75%	-6.3%
12/31/2017	1.20	2,022	2,430	1.25%	20.9%	12/31/2017	1.21	0	0	1.00%	21.2%	12/31/2017	1.21	0	0	0.75%	21.5%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.41	0	$0	0.50%	24.1%	12/31/2019	$1.42	0	$0	0.25%	24.4%	12/31/2019	$1.43	0	$0	0.00%	24.7%
12/31/2018	1.14	0	0	0.50%	-6.1%	12/31/2018	1.14	0	0	0.25%	-5.8%	12/31/2018	1.15	0	0	0.00%	-5.6%
12/31/2017	1.21	0	0	0.50%	21.8%	12/31/2017	1.21	0	0	0.25%	22.1%	12/31/2017	1.22	0	0	0.00%	22.4%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	1.9%
2017	2.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2050 Target Date Retirement Fund R6 Class - 06-CTJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,980,970	$11,399,151	736,895
Receivables: investments sold	23,052
Payables: investments purchased	-
Net assets	$12,004,022

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,004,022	8,662,636	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.43
Band 0	-	-	1.44
Total	$12,004,022	8,662,636

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$132,374
Mortality & expense charges	(94,197)
Net investment income (loss)	38,177

Gain (loss) on investments:
Net realized gain (loss)	28,318
Realized gain distributions	377,941
Net change in unrealized appreciation (depreciation)	1,159,950
Net gain (loss)	1,566,209

Increase (decrease) in net assets from operations	$1,604,386

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$38,177	$22,499
Net realized gain (loss)	28,318	23,196
Realized gain distributions	377,941	175,313
Net change in unrealized appreciation (depreciation)	1,159,950	(634,216)

Increase (decrease) in net assets from operations	1,604,386	(413,208)

Contract owner transactions:
Proceeds from units sold	7,292,849	4,327,787
Cost of units redeemed	(1,710,518)	(803,085)
Account charges	(14,999)	(4,730)
Increase (decrease)	5,567,332	3,519,972
Net increase (decrease)	7,171,718	3,106,764
Net assets, beginning	4,832,304	1,725,540
Net assets, ending	$12,004,022	$4,832,304

Units sold	5,753,594	3,544,100
Units redeemed	(1,397,260)	(671,151)
Net increase (decrease)	4,356,334	2,872,949
Units outstanding, beginning	4,306,302	1,433,353
Units outstanding, ending	8,662,636	4,306,302

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$13,463,021
Cost of units redeemed/account charges	(2,751,214)
Net investment income (loss)	71,634
Net realized gain (loss)	59,217
Realized gain distributions	579,545
Net change in unrealized appreciation (depreciation)	581,819
Net assets	$12,004,022

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	8,663	$12,004	1.25%	23.5%	12/31/2019	$1.40	0	$0	1.00%	23.8%	12/31/2019	$1.41	0	$0	0.75%	24.1%
12/31/2018	1.12	4,306	4,832	1.25%	-6.8%	12/31/2018	1.13	0	0	1.00%	-6.6%	12/31/2018	1.13	0	0	0.75%	-6.3%
12/31/2017	1.20	1,433	1,726	1.25%	21.1%	12/31/2017	1.21	0	0	1.00%	21.4%	12/31/2017	1.21	0	0	0.75%	21.7%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.42	0	$0	0.50%	24.4%	12/31/2019	$1.43	0	$0	0.25%	24.7%	12/31/2019	$1.44	0	$0	0.00%	25.0%
12/31/2018	1.14	0	0	0.50%	-6.1%	12/31/2018	1.15	0	0	0.25%	-5.8%	12/31/2018	1.15	0	0	0.00%	-5.6%
12/31/2017	1.21	0	0	0.50%	22.0%	12/31/2017	1.22	0	0	0.25%	22.3%	12/31/2017	1.22	0	0	0.00%	22.6%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	1.8%
2017	2.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2055 Target Date Retirement Fund R6 Class - 06-CTK
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,174,798	$5,783,428	302,775
Receivables: investments sold	23,015
Payables: investments purchased	-
Net assets	$6,197,813

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,197,813	4,473,227	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.43
Band 0	-	-	1.44
Total	$6,197,813	4,473,227

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$65,455
Mortality & expense charges	(53,207)
Net investment income (loss)	12,248

Gain (loss) on investments:
Net realized gain (loss)	15,073
Realized gain distributions	181,954
Net change in unrealized appreciation (depreciation)	684,778
Net gain (loss)	881,805

Increase (decrease) in net assets from operations	$894,053

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$12,248	$12,058
Net realized gain (loss)	15,073	7,526
Realized gain distributions	181,954	87,174
Net change in unrealized appreciation (depreciation)	684,778	(327,119)

Increase (decrease) in net assets from operations	894,053	(220,361)

Contract owner transactions:
Proceeds from units sold	3,480,856	2,388,667
Cost of units redeemed	(760,736)	(351,713)
Account charges	(13,706)	(4,152)
Increase (decrease)	2,706,414	2,032,802
Net increase (decrease)	3,600,467	1,812,441
Net assets, beginning	2,597,346	784,905
Net assets, ending	$6,197,813	$2,597,346

Units sold	2,769,512	1,955,918
Units redeemed	(612,032)	(292,164)
Net increase (decrease)	2,157,480	1,663,754
Units outstanding, beginning	2,315,747	651,993
Units outstanding, ending	4,473,227	2,315,747

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,655,795
Cost of units redeemed/account charges	(1,183,010)
Net investment income (loss)	28,400
Net realized gain (loss)	25,222
Realized gain distributions	280,036
Net change in unrealized appreciation (depreciation)	391,370
Net assets	$6,197,813

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	4,473	$6,198	1.25%	23.5%	12/31/2019	$1.40	0	$0	1.00%	23.8%	12/31/2019	$1.41	0	$0	0.75%	24.2%
12/31/2018	1.12	2,316	2,597	1.25%	-6.8%	12/31/2018	1.13	0	0	1.00%	-6.6%	12/31/2018	1.13	0	0	0.75%	-6.4%
12/31/2017	1.20	652	785	1.25%	21.1%	12/31/2017	1.21	0	0	1.00%	21.4%	12/31/2017	1.21	0	0	0.75%	21.7%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.42	0	$0	0.50%	24.5%	12/31/2019	$1.43	0	$0	0.25%	24.8%	12/31/2019	$1.44	0	$0	0.00%	25.1%
12/31/2018	1.14	0	0	0.50%	-6.1%	12/31/2018	1.14	0	0	0.25%	-5.9%	12/31/2018	1.15	0	0	0.00%	-5.7%
12/31/2017	1.21	0	0	0.50%	22.0%	12/31/2017	1.22	0	0	0.25%	22.3%	12/31/2017	1.22	0	0	0.00%	22.6%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	1.8%
2017	2.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds 2060 Target Date Retirement Fund R6 Class - 06-CTM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,430,365	$1,347,544	105,754
Receivables: investments sold	11,067
Payables: investments purchased	-
Net assets	$1,441,432

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,441,432	1,041,304	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.43
Band 0	-	-	1.44
Total	$1,441,432	1,041,304

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$13,914
Mortality & expense charges	(9,749)
Net investment income (loss)	4,165

Gain (loss) on investments:
Net realized gain (loss)	1,500
Realized gain distributions	33,480
Net change in unrealized appreciation (depreciation)	123,500
Net gain (loss)	158,480

Increase (decrease) in net assets from operations	$162,645

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,165	$593
Net realized gain (loss)	1,500	(2,040)
Realized gain distributions	33,480	9,135
Net change in unrealized appreciation (depreciation)	123,500	(41,974)

Increase (decrease) in net assets from operations	162,645	(34,286)

Contract owner transactions:
Proceeds from units sold	1,059,033	468,009
Cost of units redeemed	(127,401)	(113,718)
Account charges	(5,786)	(1,148)
Increase (decrease)	925,846	353,143
Net increase (decrease)	1,088,491	318,857
Net assets, beginning	352,941	34,084
Net assets, ending	$1,441,432	$352,941

Units sold	835,502	383,843
Units redeemed	(108,984)	(97,383)
Net increase (decrease)	726,518	286,460
Units outstanding, beginning	314,786	28,326
Units outstanding, ending	1,041,304	314,786

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,568,542
Cost of units redeemed/account charges	(257,617)
Net investment income (loss)	4,901
Net realized gain (loss)	(112)
Realized gain distributions	42,897
Net change in unrealized appreciation (depreciation)	82,821
Net assets	$1,441,432

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.38	1,041	$1,441	1.25%	23.5%	12/31/2019	$1.39	0	$0	1.00%	23.8%	12/31/2019	$1.41	0	$0	0.75%	24.1%
12/31/2018	1.12	315	353	1.25%	-6.8%	12/31/2018	1.13	0	0	1.00%	-6.6%	12/31/2018	1.13	0	0	0.75%	-6.3%
12/31/2017	1.20	28	34	1.25%	21.0%	12/31/2017	1.21	0	0	1.00%	21.3%	12/31/2017	1.21	0	0	0.75%	21.6%
12/31/2016	0.99	0	0	1.25%	-0.5%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.42	0	$0	0.50%	24.4%	12/31/2019	$1.43	0	$0	0.25%	24.7%	12/31/2019	$1.44	0	$0	0.00%	25.0%
12/31/2018	1.14	0	0	0.50%	-6.1%	12/31/2018	1.14	0	0	0.25%	-5.9%	12/31/2018	1.15	0	0	0.00%	-5.6%
12/31/2017	1.21	0	0	0.50%	21.9%	12/31/2017	1.22	0	0	0.25%	22.2%	12/31/2017	1.22	0	0	0.00%	22.5%
12/31/2016	1.00	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	1.9%
2017	1.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds AMCAP Fund R6 Class - 06-CTN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,457,781	$8,179,624	249,138
Receivables: investments sold	12,921
Payables: investments purchased	-
Net assets	$8,470,702

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,470,702	5,823,609	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.48
Band 50	-	-	1.49
Band 25	-	-	1.50
Band 0	-	-	1.51
Total	$8,470,702	5,823,609

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$63,318
Mortality & expense charges	(101,333)
Net investment income (loss)	(38,015)

Gain (loss) on investments:
Net realized gain (loss)	(49,348)
Realized gain distributions	350,931
Net change in unrealized appreciation (depreciation)	1,527,580
Net gain (loss)	1,829,163

Increase (decrease) in net assets from operations	$1,791,148

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(38,015)	$(5,821)
Net realized gain (loss)	(49,348)	164,819
Realized gain distributions	350,931	558,200
Net change in unrealized appreciation (depreciation)	1,527,580	(1,408,772)

Increase (decrease) in net assets from operations	1,791,148	(691,574)

Contract owner transactions:
Proceeds from units sold	1,099,901	5,999,772
Cost of units redeemed	(1,630,369)	(1,505,821)
Account charges	(12,753)	(9,508)
Increase (decrease)	(543,221)	4,484,443
Net increase (decrease)	1,247,927	3,792,869
Net assets, beginning	7,222,775	3,429,906
Net assets, ending	$8,470,702	$7,222,775

Units sold	844,060	4,521,406
Units redeemed	(1,235,531)	(1,174,747)
Net increase (decrease)	(391,471)	3,346,659
Units outstanding, beginning	6,215,080	2,868,421
Units outstanding, ending	5,823,609	6,215,080

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$10,620,232
Cost of units redeemed/account charges	(3,564,372)
Net investment income (loss)	(43,946)
Net realized gain (loss)	123,270
Realized gain distributions	1,057,361
Net change in unrealized appreciation (depreciation)	278,157
Net assets	$8,470,702

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.45	5,824	$8,471	1.25%	25.2%	12/31/2019	$1.47	0	$0	1.00%	25.5%	12/31/2019	$1.48	0	$0	0.75%	25.8%
12/31/2018	1.16	6,215	7,223	1.25%	-2.8%	12/31/2018	1.17	0	0	1.00%	-2.6%	12/31/2018	1.17	0	0	0.75%	-2.3%
12/31/2017	1.20	2,868	3,430	1.25%	20.9%	12/31/2017	1.20	0	0	1.00%	21.2%	12/31/2017	1.20	0	0	0.75%	21.5%
12/31/2016	0.99	0	0	1.25%	-1.1%	12/31/2016	0.99	0	0	1.00%	-1.1%	12/31/2016	0.99	0	0	0.75%	-1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.49	0	$0	0.50%	26.1%	12/31/2019	$1.50	0	$0	0.25%	26.4%	12/31/2019	$1.51	0	$0	0.00%	26.7%
12/31/2018	1.18	0	0	0.50%	-2.1%	12/31/2018	1.19	0	0	0.25%	-1.8%	12/31/2018	1.19	0	0	0.00%	-1.6%
12/31/2017	1.21	0	0	0.50%	21.8%	12/31/2017	1.21	0	0	0.25%	22.1%	12/31/2017	1.21	0	0	0.00%	22.4%
12/31/2016	0.99	0	0	0.50%	-1.0%	12/31/2016	0.99	0	0	0.25%	-1.0%	12/31/2016	0.99	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.8%
2018	1.1%
2017	1.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds American Balanced Fund R6 Class - 06-CTP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,338,803	$37,489,454	1,398,963
Receivables: investments sold	545,647
Payables: investments purchased	-
Net assets	$39,884,450

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,366,802	28,757,165	$1.30
Band 100	-	-	1.31
Band 75	1,142,825	866,145	1.32
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	1,374,823	1,018,307	1.35
Total	$39,884,450	30,641,617

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$757,075
Mortality & expense charges	(388,114)
Net investment income (loss)	368,961

Gain (loss) on investments:
Net realized gain (loss)	(8,611)
Realized gain distributions	729,341
Net change in unrealized appreciation (depreciation)	4,285,818
Net gain (loss)	5,006,548

Increase (decrease) in net assets from operations	$5,375,509

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$368,961	$243,866
Net realized gain (loss)	(8,611)	66,907
Realized gain distributions	729,341	995,827
Net change in unrealized appreciation (depreciation)	4,285,818	(2,535,950)

Increase (decrease) in net assets from operations	5,375,509	(1,229,350)

Contract owner transactions:
Proceeds from units sold	15,933,071	26,099,012
Cost of units redeemed	(9,860,378)	(8,182,621)
Account charges	(23,057)	(14,095)
Increase (decrease)	6,049,636	17,902,296
Net increase (decrease)	11,425,145	16,672,946
Net assets, beginning	28,459,305	11,786,359
Net assets, ending	$39,884,450	$28,459,305

Units sold	12,855,400	23,752,633
Units redeemed	(8,043,933)	(8,233,952)
Net increase (decrease)	4,811,467	15,518,681
Units outstanding, beginning	25,830,150	10,311,469
Units outstanding, ending	30,641,617	25,830,150

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$60,220,962
Cost of units redeemed/account charges	(25,011,206)
Net investment income (loss)	669,924
Net realized gain (loss)	167,746
Realized gain distributions	1,987,675
Net change in unrealized appreciation (depreciation)	1,849,349
Net assets	$39,884,450

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.30	28,757	$37,367	1.25%	18.1%	12/31/2019	$1.31	0	$0	1.00%	18.4%	12/31/2019	$1.32	866	$1,143	0.75%	18.7%
12/31/2018	1.10	24,219	26,654	1.25%	-3.6%	12/31/2018	1.11	0	0	1.00%	-3.4%	12/31/2018	1.11	819	911	0.75%	-3.2%
12/31/2017	1.14	9,698	11,077	1.25%	14.4%	12/31/2017	1.15	0	0	1.00%	14.7%	12/31/2017	1.15	0	0	0.75%	15.0%
12/31/2016	1.00	0	0	1.25%	-0.2%	12/31/2016	1.00	0	0	1.00%	-0.2%	12/31/2016	1.00	0	0	0.75%	-0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.33	0	$0	0.50%	19.0%	12/31/2019	$1.34	0	$0	0.25%	19.3%	12/31/2019	$1.35	1,018	$1,375	0.00%	19.6%
12/31/2018	1.12	0	0	0.50%	-2.9%	12/31/2018	1.12	0	0	0.25%	-2.7%	12/31/2018	1.13	792	894	0.00%	-2.4%
12/31/2017	1.15	0	0	0.50%	15.3%	12/31/2017	1.15	0	0	0.25%	15.6%	12/31/2017	1.16	613	710	0.00%	15.8%
12/31/2016	1.00	0	0	0.50%	-0.1%	12/31/2016	1.00	0	0	0.25%	-0.1%	12/31/2016	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	2.2%
2017	1.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Capital World Growth and Income Fund R6 Class - 06-CTR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,764,894	$10,089,326	206,580
Receivables: investments sold	33,088
Payables: investments purchased	-
Net assets	$10,797,982

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,797,982	7,947,909	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$10,797,982	7,947,909

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$204,440
Mortality & expense charges	(120,003)
Net investment income (loss)	84,437

Gain (loss) on investments:
Net realized gain (loss)	(108,435)
Realized gain distributions	75,769
Net change in unrealized appreciation (depreciation)	2,009,922
Net gain (loss)	1,977,256

Increase (decrease) in net assets from operations	$2,061,693

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$84,437	$75,326
Net realized gain (loss)	(108,435)	(14,395)
Realized gain distributions	75,769	349,069
Net change in unrealized appreciation (depreciation)	2,009,922	(1,323,355)

Increase (decrease) in net assets from operations	2,061,693	(913,355)

Contract owner transactions:
Proceeds from units sold	2,241,163	7,924,357
Cost of units redeemed	(2,298,681)	(2,733,926)
Account charges	(9,227)	(7,306)
Increase (decrease)	(66,745)	5,183,125
Net increase (decrease)	1,994,948	4,269,770
Net assets, beginning	8,803,034	4,533,264
Net assets, ending	$10,797,982	$8,803,034

Units sold	1,804,521	7,060,421
Units redeemed	(1,902,452)	(2,698,230)
Net increase (decrease)	(97,931)	4,362,191
Units outstanding, beginning	8,045,840	3,683,649
Units outstanding, ending	7,947,909	8,045,840

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$15,811,318
Cost of units redeemed/account charges	(6,253,229)
Net investment income (loss)	162,212
Net realized gain (loss)	(112,099)
Realized gain distributions	514,212
Net change in unrealized appreciation (depreciation)	675,568
Net assets	$10,797,982

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	7,948	$10,798	1.25%	24.2%	12/31/2019	$1.37	0	$0	1.00%	24.5%	12/31/2019	$1.38	0	$0	0.75%	24.8%
12/31/2018	1.09	8,046	8,803	1.25%	-11.1%	12/31/2018	1.10	0	0	1.00%	-10.9%	12/31/2018	1.11	0	0	0.75%	-10.6%
12/31/2017	1.23	3,684	4,533	1.25%	23.5%	12/31/2017	1.23	0	0	1.00%	23.8%	12/31/2017	1.24	0	0	0.75%	24.1%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	25.1%	12/31/2019	$1.40	0	$0	0.25%	25.4%	12/31/2019	$1.41	0	$0	0.00%	25.7%
12/31/2018	1.11	0	0	0.50%	-10.4%	12/31/2018	1.12	0	0	0.25%	-10.2%	12/31/2018	1.12	0	0	0.00%	-10.0%
12/31/2017	1.24	0	0	0.50%	24.5%	12/31/2017	1.24	0	0	0.25%	24.8%	12/31/2017	1.25	0	0	0.00%	25.1%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.1%
2018	2.3%
2017	0.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds EuroPacific Growth Fund R6 Class - 06-CTT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,644,001	$24,359,757	461,216
Receivables: investments sold	-
Payables: investments purchased	(23,452)
Net assets	$25,620,549

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,031,524	16,326,662	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	3,589,025	2,559,784	1.40
Total	$25,620,549	18,886,446

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$339,058
Mortality & expense charges	(231,476)
Net investment income (loss)	107,582

Gain (loss) on investments:
Net realized gain (loss)	(73,106)
Realized gain distributions	428,859
Net change in unrealized appreciation (depreciation)	4,522,285
Net gain (loss)	4,878,038

Increase (decrease) in net assets from operations	$4,985,620

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$107,582	$173,967
Net realized gain (loss)	(73,106)	25,453
Realized gain distributions	428,859	595,876
Net change in unrealized appreciation (depreciation)	4,522,285	(3,726,688)

Increase (decrease) in net assets from operations	4,985,620	(2,931,392)

Contract owner transactions:
Proceeds from units sold	8,414,484	16,202,807
Cost of units redeemed	(6,624,747)	(4,481,569)
Account charges	(32,173)	(20,954)
Increase (decrease)	1,757,564	11,700,284
Net increase (decrease)	6,743,184	8,768,892
Net assets, beginning	18,877,365	10,108,473
Net assets, ending	$25,620,549	$18,877,365

Units sold	6,795,851	13,807,342
Units redeemed	(5,439,221)	(4,157,990)
Net increase (decrease)	1,356,630	9,649,352
Units outstanding, beginning	17,529,816	7,880,464
Units outstanding, ending	18,886,446	17,529,816

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$37,043,433
Cost of units redeemed/account charges	(14,388,559)
Net investment income (loss)	359,377
Net realized gain (loss)	21,276
Realized gain distributions	1,300,778
Net change in unrealized appreciation (depreciation)	1,284,244
Net assets	$25,620,549

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	16,327	$22,032	1.25%	25.8%	12/31/2019	$1.36	0	$0	1.00%	26.1%	12/31/2019	$1.37	0	$0	0.75%	26.4%
12/31/2018	1.07	14,818	15,893	1.25%	-16.0%	12/31/2018	1.08	0	0	1.00%	-15.8%	12/31/2018	1.08	0	0	0.75%	-15.5%
12/31/2017	1.28	4,934	6,298	1.25%	29.6%	12/31/2017	1.28	0	0	1.00%	29.9%	12/31/2017	1.28	0	0	0.75%	30.2%
12/31/2016	0.99	0	0	1.25%	-1.5%	12/31/2016	0.99	0	0	1.00%	-1.5%	12/31/2016	0.99	0	0	0.75%	-1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.38	0	$0	0.50%	26.8%	12/31/2019	$1.39	0	$0	0.25%	27.1%	12/31/2019	$1.40	2,560	$3,589	0.00%	27.4%
12/31/2018	1.09	0	0	0.50%	-15.3%	12/31/2018	1.09	0	0	0.25%	-15.1%	12/31/2018	1.10	2,711	2,984	0.00%	-14.9%
12/31/2017	1.29	0	0	0.50%	30.5%	12/31/2017	1.29	0	0	0.25%	30.8%	12/31/2017	1.29	2,946	3,811	0.00%	31.2%
12/31/2016	0.99	0	0	0.50%	-1.4%	12/31/2016	0.99	0	0	0.25%	-1.4%	12/31/2016	0.99	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	2.1%
2017	2.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Fundamental Investors R6 Class - 06-CTV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,073,937	$8,986,483	146,183
Receivables: investments sold	-
Payables: investments purchased	(4,730)
Net assets	$9,069,207

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,069,207	6,368,262	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.45
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.48
Total	$9,069,207	6,368,262

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$151,086
Mortality & expense charges	(97,416)
Net investment income (loss)	53,670

Gain (loss) on investments:
Net realized gain (loss)	(68,086)
Realized gain distributions	496,442
Net change in unrealized appreciation (depreciation)	1,309,454
Net gain (loss)	1,737,810

Increase (decrease) in net assets from operations	$1,791,480

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$53,670	$47,607
Net realized gain (loss)	(68,086)	23,264
Realized gain distributions	496,442	531,992
Net change in unrealized appreciation (depreciation)	1,309,454	(1,221,418)

Increase (decrease) in net assets from operations	1,791,480	(618,555)

Contract owner transactions:
Proceeds from units sold	2,139,912	5,760,288
Cost of units redeemed	(1,465,050)	(2,640,588)
Account charges	(5,078)	(2,590)
Increase (decrease)	669,784	3,117,110
Net increase (decrease)	2,461,264	2,498,555
Net assets, beginning	6,607,943	4,109,388
Net assets, ending	$9,069,207	$6,607,943

Units sold	1,636,678	4,734,750
Units redeemed	(1,134,530)	(2,243,086)
Net increase (decrease)	502,148	2,491,664
Units outstanding, beginning	5,866,114	3,374,450
Units outstanding, ending	6,368,262	5,866,114

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$12,262,122
Cost of units redeemed/account charges	(4,438,624)
Net investment income (loss)	107,801
Net realized gain (loss)	(44,109)
Realized gain distributions	1,094,563
Net change in unrealized appreciation (depreciation)	87,454
Net assets	$9,069,207

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.42	6,368	$9,069	1.25%	26.4%	12/31/2019	$1.44	0	$0	1.00%	26.7%	12/31/2019	$1.45	0	$0	0.75%	27.1%
12/31/2018	1.13	5,866	6,608	1.25%	-7.5%	12/31/2018	1.13	0	0	1.00%	-7.3%	12/31/2018	1.14	0	0	0.75%	-7.0%
12/31/2017	1.22	3,374	4,109	1.25%	22.2%	12/31/2017	1.22	0	0	1.00%	22.5%	12/31/2017	1.22	0	0	0.75%	22.8%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.46	0	$0	0.50%	27.4%	12/31/2019	$1.47	0	$0	0.25%	27.7%	12/31/2019	$1.48	0	$0	0.00%	28.0%
12/31/2018	1.14	0	0	0.50%	-6.8%	12/31/2018	1.15	0	0	0.25%	-6.6%	12/31/2018	1.16	0	0	0.00%	-6.3%
12/31/2017	1.23	0	0	0.50%	23.1%	12/31/2017	1.23	0	0	0.25%	23.4%	12/31/2017	1.23	0	0	0.00%	23.7%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
2018	2.3%
2017	0.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds New Perspective Fund R6 Class - 06-CTW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,605,138	$8,920,672	203,277
Receivables: investments sold	-
Payables: investments purchased	(284)
Net assets	$9,604,854

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,800,965	5,777,008	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.55
Band 50	-	-	1.56
Band 25	-	-	1.57
Band 0	803,889	507,857	1.58
Total	$9,604,854	6,284,865

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$119,904
Mortality & expense charges	(80,399)
Net investment income (loss)	39,505

Gain (loss) on investments:
Net realized gain (loss)	(21,825)
Realized gain distributions	242,819
Net change in unrealized appreciation (depreciation)	1,543,625
Net gain (loss)	1,764,619

Increase (decrease) in net assets from operations	$1,804,124

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$39,505	$47,292
Net realized gain (loss)	(21,825)	68,660
Realized gain distributions	242,819	320,369
Net change in unrealized appreciation (depreciation)	1,543,625	(916,233)

Increase (decrease) in net assets from operations	1,804,124	(479,912)

Contract owner transactions:
Proceeds from units sold	3,832,563	5,954,977
Cost of units redeemed	(1,411,697)	(1,962,024)
Account charges	(4,091)	(2,793)
Increase (decrease)	2,416,775	3,990,160
Net increase (decrease)	4,220,899	3,510,248
Net assets, beginning	5,383,955	1,873,707
Net assets, ending	$9,604,854	$5,383,955

Units sold	2,785,289	4,662,835
Units redeemed	(1,037,934)	(1,593,610)
Net increase (decrease)	1,747,355	3,069,225
Units outstanding, beginning	4,537,510	1,468,285
Units outstanding, ending	6,284,865	4,537,510

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$11,778,207
Cost of units redeemed/account charges	(3,660,240)
Net investment income (loss)	95,458
Net realized gain (loss)	64,390
Realized gain distributions	642,573
Net change in unrealized appreciation (depreciation)	684,466
Net assets	$9,604,854

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.52	5,777	$8,801	1.25%	28.9%	12/31/2019	$1.54	0	$0	1.00%	29.2%	12/31/2019	$1.55	0	$0	0.75%	29.5%
12/31/2018	1.18	3,912	4,625	1.25%	-6.7%	12/31/2018	1.19	0	0	1.00%	-6.5%	12/31/2018	1.19	0	0	0.75%	-6.3%
12/31/2017	1.27	738	936	1.25%	27.7%	12/31/2017	1.27	0	0	1.00%	28.0%	12/31/2017	1.27	0	0	0.75%	28.3%
12/31/2016	0.99	0	0	1.25%	-0.7%	12/31/2016	0.99	0	0	1.00%	-0.7%	12/31/2016	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.56	0	$0	0.50%	29.8%	12/31/2019	$1.57	0	$0	0.25%	30.2%	12/31/2019	$1.58	508	$804	0.00%	30.5%
12/31/2018	1.20	0	0	0.50%	-6.0%	12/31/2018	1.21	0	0	0.25%	-5.8%	12/31/2018	1.21	626	759	0.00%	-5.6%
12/31/2017	1.28	0	0	0.50%	28.7%	12/31/2017	1.28	0	0	0.25%	29.0%	12/31/2017	1.28	730	938	0.00%	29.3%
12/31/2016	0.99	0	0	0.50%	-0.7%	12/31/2016	0.99	0	0	0.25%	-0.7%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	2.1%
2017	1.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds New World Fund R6 Class - 06-CTX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,327,922	$4,908,174	77,983
Receivables: investments sold	167,596
Payables: investments purchased	-
Net assets	$5,495,518

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,340,648	3,725,548	$1.43
Band 100	-	-	1.44
Band 75	154,870	106,393	1.46
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	-	-	1.49
Total	$5,495,518	3,831,941

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$74,202
Mortality & expense charges	(58,488)
Net investment income (loss)	15,714

Gain (loss) on investments:
Net realized gain (loss)	16,397
Realized gain distributions	134,510
Net change in unrealized appreciation (depreciation)	903,313
Net gain (loss)	1,054,220

Increase (decrease) in net assets from operations	$1,069,934

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$15,714	$20,577
Net realized gain (loss)	16,397	29,576
Realized gain distributions	134,510	41,815
Net change in unrealized appreciation (depreciation)	903,313	(527,276)

Increase (decrease) in net assets from operations	1,069,934	(435,308)

Contract owner transactions:
Proceeds from units sold	1,418,898	4,188,197
Cost of units redeemed	(877,622)	(1,130,287)
Account charges	(4,940)	(2,591)
Increase (decrease)	536,336	3,055,319
Net increase (decrease)	1,606,270	2,620,011
Net assets, beginning	3,889,248	1,269,237
Net assets, ending	$5,495,518	$3,889,248

Units sold	1,216,154	3,548,740
Units redeemed	(813,559)	(1,092,552)
Net increase (decrease)	402,595	2,456,188
Units outstanding, beginning	3,429,346	973,158
Units outstanding, ending	3,831,941	3,429,346

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$7,047,493
Cost of units redeemed/account charges	(2,250,672)
Net investment income (loss)	45,364
Net realized gain (loss)	47,863
Realized gain distributions	185,722
Net change in unrealized appreciation (depreciation)	419,748
Net assets	$5,495,518

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.43	3,726	$5,341	1.25%	26.4%	12/31/2019	$1.44	0	$0	1.00%	26.8%	12/31/2019	$1.46	106	$155	0.75%	27.1%
12/31/2018	1.13	3,335	3,781	1.25%	-13.1%	12/31/2018	1.14	0	0	1.00%	-12.9%	12/31/2018	1.15	94	108	0.75%	-12.6%
12/31/2017	1.30	973	1,269	1.25%	31.4%	12/31/2017	1.31	0	0	1.00%	31.7%	12/31/2017	1.31	0	0	0.75%	32.1%
12/31/2016	0.99	0	0	1.25%	-0.8%	12/31/2016	0.99	0	0	1.00%	-0.7%	12/31/2016	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.47	0	$0	0.50%	27.4%	12/31/2019	$1.48	0	$0	0.25%	27.7%	12/31/2019	$1.49	0	$0	0.00%	28.0%
12/31/2018	1.15	0	0	0.50%	-12.4%	12/31/2018	1.16	0	0	0.25%	-12.2%	12/31/2018	1.16	0	0	0.00%	-12.0%
12/31/2017	1.31	0	0	0.50%	32.4%	12/31/2017	1.32	0	0	0.25%	32.7%	12/31/2017	1.32	0	0	0.00%	33.1%
12/31/2016	0.99	0	0	0.50%	-0.7%	12/31/2016	0.99	0	0	0.25%	-0.7%	12/31/2016	0.99	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	1.9%
2017	2.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds SMALLCAP World Fund R6 Class - 06-CTY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,089,387	$3,842,376	67,660
Receivables: investments sold	-
Payables: investments purchased	(5,399)
Net assets	$4,083,988

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,083,988	2,841,650	$1.44
Band 100	-	-	1.45
Band 75	-	-	1.46
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	-	-	1.49
Total	$4,083,988	2,841,650

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(44,686)
Net investment income (loss)	(44,686)

Gain (loss) on investments:
Net realized gain (loss)	(22,674)
Realized gain distributions	161,934
Net change in unrealized appreciation (depreciation)	789,649
Net gain (loss)	928,909

Increase (decrease) in net assets from operations	$884,223

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(44,686)	$(15,743)
Net realized gain (loss)	(22,674)	9,480
Realized gain distributions	161,934	179,514
Net change in unrealized appreciation (depreciation)	789,649	(545,714)

Increase (decrease) in net assets from operations	884,223	(372,463)

Contract owner transactions:
Proceeds from units sold	887,724	3,646,043
Cost of units redeemed	(498,024)	(813,543)
Account charges	(2,424)	(947)
Increase (decrease)	387,276	2,831,553
Net increase (decrease)	1,271,499	2,459,090
Net assets, beginning	2,812,489	353,399
Net assets, ending	$4,083,988	$2,812,489

Units sold	681,009	2,981,173
Units redeemed	(376,294)	(729,546)
Net increase (decrease)	304,715	2,251,627
Units outstanding, beginning	2,536,935	285,308
Units outstanding, ending	2,841,650	2,536,935

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,585,411
Cost of units redeemed/account charges	(2,100,131)
Net investment income (loss)	(65,174)
Net realized gain (loss)	74,484
Realized gain distributions	342,387
Net change in unrealized appreciation (depreciation)	247,011
Net assets	$4,083,988

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.44	2,842	$4,084	1.25%	29.6%	12/31/2019	$1.45	0	$0	1.00%	30.0%	12/31/2019	$1.46	0	$0	0.75%	30.3%
12/31/2018	1.11	2,537	2,812	1.25%	-10.5%	12/31/2018	1.11	0	0	1.00%	-10.3%	12/31/2018	1.12	0	0	0.75%	-10.0%
12/31/2017	1.24	285	353	1.25%	25.7%	12/31/2017	1.24	0	0	1.00%	26.0%	12/31/2017	1.25	0	0	0.75%	26.3%
12/31/2016	0.99	0	0	1.25%	-1.5%	12/31/2016	0.99	0	0	1.00%	-1.4%	12/31/2016	0.99	0	0	0.75%	-1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.47	0	$0	0.50%	30.6%	12/31/2019	$1.48	0	$0	0.25%	30.9%	12/31/2019	$1.49	0	$0	0.00%	31.3%
12/31/2018	1.13	0	0	0.50%	-9.8%	12/31/2018	1.13	0	0	0.25%	-9.6%	12/31/2018	1.14	0	0	0.00%	-9.4%
12/31/2017	1.25	0	0	0.50%	26.6%	12/31/2017	1.25	0	0	0.25%	27.0%	12/31/2017	1.26	0	0	0.00%	27.3%
12/31/2016	0.99	0	0	0.50%	-1.4%	12/31/2016	0.99	0	0	0.25%	-1.4%	12/31/2016	0.99	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds The Growth Fund of America R6 Class - 06-CVC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$42,237,131	$41,629,714	826,831
Receivables: investments sold	38,763
Payables: investments purchased	-
Net assets	$42,275,894

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,629,448	22,982,799	$1.51
Band 100	-	-	1.52
Band 75	2,197,607	1,436,338	1.53
Band 50	-	-	1.54
Band 25	-	-	1.55
Band 0	5,448,839	3,480,481	1.57
Total	$42,275,894	27,899,618

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$418,548
Mortality & expense charges	(402,793)
Net investment income (loss)	15,755

Gain (loss) on investments:
Net realized gain (loss)	(353,716)
Realized gain distributions	2,525,792
Net change in unrealized appreciation (depreciation)	6,858,633
Net gain (loss)	9,030,709

Increase (decrease) in net assets from operations	$9,046,464

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$15,755	$53,888
Net realized gain (loss)	(353,716)	402,222
Realized gain distributions	2,525,792	3,239,192
Net change in unrealized appreciation (depreciation)	6,858,633	(6,342,583)

Increase (decrease) in net assets from operations	9,046,464	(2,647,281)

Contract owner transactions:
Proceeds from units sold	10,255,765	30,014,843
Cost of units redeemed	(11,207,662)	(7,020,084)
Account charges	(24,792)	(16,773)
Increase (decrease)	(976,689)	22,977,986
Net increase (decrease)	8,069,775	20,330,705
Net assets, beginning	34,206,119	13,875,414
Net assets, ending	$42,275,894	$34,206,119

Units sold	7,219,380	25,000,995
Units redeemed	(8,025,700)	(7,537,994)
Net increase (decrease)	(806,320)	17,463,001
Units outstanding, beginning	28,705,938	11,242,937
Units outstanding, ending	27,899,618	28,705,938

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$54,759,642
Cost of units redeemed/account charges	(19,573,280)
Net investment income (loss)	98,200
Net realized gain (loss)	53,471
Realized gain distributions	6,330,444
Net change in unrealized appreciation (depreciation)	607,417
Net assets	$42,275,894

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.51	22,983	$34,629	1.25%	26.9%	12/31/2019	$1.52	0	$0	1.00%	27.3%	12/31/2019	$1.53	1,436	$2,198	0.75%	27.6%
12/31/2018	1.19	23,383	27,755	1.25%	-3.8%	12/31/2018	1.19	0	0	1.00%	-3.6%	12/31/2018	1.20	1,735	2,081	0.75%	-3.3%
12/31/2017	1.23	11,243	13,875	1.25%	25.0%	12/31/2017	1.24	0	0	1.00%	25.3%	12/31/2017	1.24	0	0	0.75%	25.6%
12/31/2016	0.99	0	0	1.25%	-1.2%	12/31/2016	0.99	0	0	1.00%	-1.2%	12/31/2016	0.99	0	0	0.75%	-1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.54	0	$0	0.50%	27.9%	12/31/2019	$1.55	0	$0	0.25%	28.2%	12/31/2019	$1.57	3,480	$5,449	0.00%	28.5%
12/31/2018	1.21	0	0	0.50%	-3.1%	12/31/2018	1.21	0	0	0.25%	-2.8%	12/31/2018	1.22	3,588	4,370	0.00%	-2.6%
12/31/2017	1.24	0	0	0.50%	25.9%	12/31/2017	1.25	0	0	0.25%	26.2%	12/31/2017	1.25	0	0	0.00%	26.5%
12/31/2016	0.99	0	0	0.50%	-1.2%	12/31/2016	0.99	0	0	0.25%	-1.2%	12/31/2016	0.99	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	1.3%
2017	1.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Washington Mutual Investors Fund R6 Class - 06-CVF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,684,186	$15,725,340	342,669
Receivables: investments sold	-
Payables: investments purchased	(177,820)
Net assets	$16,506,366

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,506,366	11,602,002	$1.42
Band 100	-	-	1.43
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.48
Total	$16,506,366	11,602,002

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$320,946
Mortality & expense charges	(180,512)
Net investment income (loss)	140,434

Gain (loss) on investments:
Net realized gain (loss)	13,797
Realized gain distributions	765,110
Net change in unrealized appreciation (depreciation)	2,163,950
Net gain (loss)	2,942,857

Increase (decrease) in net assets from operations	$3,083,291

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$140,434	$83,589
Net realized gain (loss)	13,797	29,609
Realized gain distributions	765,110	462,323
Net change in unrealized appreciation (depreciation)	2,163,950	(1,252,840)

Increase (decrease) in net assets from operations	3,083,291	(677,319)

Contract owner transactions:
Proceeds from units sold	4,664,853	13,210,029
Cost of units redeemed	(3,241,361)	(3,753,969)
Account charges	(10,609)	(6,697)
Increase (decrease)	1,412,883	9,449,363
Net increase (decrease)	4,496,174	8,772,044
Net assets, beginning	12,010,192	3,238,148
Net assets, ending	$16,506,366	$12,010,192

Units sold	3,666,409	10,967,112
Units redeemed	(2,563,065)	(3,189,253)
Net increase (decrease)	1,103,344	7,777,859
Units outstanding, beginning	10,498,658	2,720,799
Units outstanding, ending	11,602,002	10,498,658

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$22,316,359
Cost of units redeemed/account charges	(8,381,660)
Net investment income (loss)	235,691
Net realized gain (loss)	77,930
Realized gain distributions	1,299,200
Net change in unrealized appreciation (depreciation)	958,846
Net assets	$16,506,366

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.42	11,602	$16,506	1.25%	24.4%	12/31/2019	$1.43	0	$0	1.00%	24.7%	12/31/2019	$1.44	0	$0	0.75%	25.0%
12/31/2018	1.14	10,499	12,010	1.25%	-3.9%	12/31/2018	1.15	0	0	1.00%	-3.6%	12/31/2018	1.16	0	0	0.75%	-3.4%
12/31/2017	1.19	2,721	3,238	1.25%	19.0%	12/31/2017	1.19	0	0	1.00%	19.3%	12/31/2017	1.20	0	0	0.75%	19.6%
12/31/2016	1.00	0	0	1.25%	0.0%	12/31/2016	1.00	0	0	1.00%	0.0%	12/31/2016	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.46	0	$0	0.50%	25.3%	12/31/2019	$1.47	0	$0	0.25%	25.6%	12/31/2019	$1.48	0	$0	0.00%	25.9%
12/31/2018	1.16	0	0	0.50%	-3.2%	12/31/2018	1.17	0	0	0.25%	-2.9%	12/31/2018	1.17	0	0	0.00%	-2.7%
12/31/2017	1.20	0	0	0.50%	19.9%	12/31/2017	1.20	0	0	0.25%	20.2%	12/31/2017	1.21	0	0	0.00%	20.5%
12/31/2016	1.00	0	0	0.50%	0.0%	12/31/2016	1.00	0	0	0.25%	0.0%	12/31/2016	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	2.3%
2017	1.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Capital World Bond Fund R6 Class - 06-GFN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$265,978	$255,075	13,334
Receivables: investments sold	4,172
Payables: investments purchased	-
Net assets	$270,150

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$270,150	257,362	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$270,150	257,362

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$5,927
Mortality & expense charges	(3,092)
Net investment income (loss)	2,835

Gain (loss) on investments:
Net realized gain (loss)	1,124
Realized gain distributions	878
Net change in unrealized appreciation (depreciation)	11,321
Net gain (loss)	13,323

Increase (decrease) in net assets from operations	$16,158

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,835	$1,966
Net realized gain (loss)	1,124	(288)
Realized gain distributions	878	-
Net change in unrealized appreciation (depreciation)	11,321	(417)

Increase (decrease) in net assets from operations	16,158	1,261

Contract owner transactions:
Proceeds from units sold	68,832	245,058
Cost of units redeemed	(42,048)	(20,383)
Account charges	(158)	(50)
Increase (decrease)	26,626	224,625
Net increase (decrease)	42,784	225,886
Net assets, beginning	227,366	1,480
Net assets, ending	$270,150	$227,366

Units sold	67,366	250,764
Units redeemed	(41,320)	(20,918)
Net increase (decrease)	26,046	229,846
Units outstanding, beginning	231,316	1,470
Units outstanding, ending	257,362	231,316

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$316,716
Cost of units redeemed/account charges	(63,989)
Net investment income (loss)	4,806
Net realized gain (loss)	836
Realized gain distributions	878
Net change in unrealized appreciation (depreciation)	10,903
Net assets	$270,150

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	257	$270	1.25%	6.8%	12/31/2019	$1.06	0	$0	1.00%	7.1%	12/31/2019	$1.06	0	$0	0.75%	7.3%
12/31/2018	0.98	231	227	1.25%	-2.3%	12/31/2018	0.99	0	0	1.00%	-2.1%	12/31/2018	0.99	0	0	0.75%	-1.9%
12/31/2017	1.01	1	1	1.25%	0.7%	12/31/2017	1.01	0	0	1.00%	0.8%	12/31/2017	1.01	0	0	0.75%	0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	7.6%	12/31/2019	$1.08	0	$0	0.25%	7.9%	12/31/2019	$1.08	0	$0	0.00%	8.1%
12/31/2018	0.99	0	0	0.50%	-1.6%	12/31/2018	1.00	0	0	0.25%	-1.4%	12/31/2018	1.00	0	0	0.00%	-1.1%
12/31/2017	1.01	0	0	0.50%	1.0%	12/31/2017	1.01	0	0	0.25%	1.1%	12/31/2017	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.4%
2018	2.4%
2017	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Intermediate Bond Fund of America R6 Class - 06-GKH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,205	$23,168	1,713
Receivables: investments sold	-
Payables: investments purchased	(152)
Net assets	$23,053

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,053	22,288	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$23,053	22,288

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$328
Mortality & expense charges	(187)
Net investment income (loss)	141

Gain (loss) on investments:
Net realized gain (loss)	35
Realized gain distributions	204
Net change in unrealized appreciation (depreciation)	37
Net gain (loss)	276

Increase (decrease) in net assets from operations	$417

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$141	$-
Net realized gain (loss)	35	-
Realized gain distributions	204	-
Net change in unrealized appreciation (depreciation)	37	-

Increase (decrease) in net assets from operations	417	-

Contract owner transactions:
Proceeds from units sold	26,276	-
Cost of units redeemed	(3,589)	-
Account charges	(51)	-
Increase (decrease)	22,636	-
Net increase (decrease)	23,053	-
Net assets, beginning	-	-
Net assets, ending	$23,053	$-

Units sold	25,826	-
Units redeemed	(3,538)	-
Net increase (decrease)	22,288	-
Units outstanding, beginning	-	-
Units outstanding, ending	22,288	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$26,276
Cost of units redeemed/account charges	(3,640)
Net investment income (loss)	141
Net realized gain (loss)	35
Realized gain distributions	204
Net change in unrealized appreciation (depreciation)	37
Net assets	$23,053

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	22	$23	1.25%	3.6%	12/31/2019	$1.04	0	$0	1.00%	3.9%	12/31/2019	$1.04	0	$0	0.75%	4.2%
12/31/2018	1.00	0	0	1.25%	0.0%	12/31/2018	1.00	0	0	1.00%	0.2%	12/31/2018	1.00	0	0	0.75%	0.5%
12/31/2017	1.00	0	0	1.25%	-0.2%	12/31/2017	1.00	0	0	1.00%	-0.2%	12/31/2017	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	0.50%	4.4%	12/31/2019	$1.06	0	$0	0.25%	4.7%	12/31/2019	$1.06	0	$0	0.00%	4.9%
12/31/2018	1.01	0	0	0.50%	0.8%	12/31/2018	1.01	0	0	0.25%	1.0%	12/31/2018	1.01	0	0	0.00%	1.3%
12/31/2017	1.00	0	0	0.50%	-0.2%	12/31/2017	1.00	0	0	0.25%	-0.2%	12/31/2017	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.8%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds American High-Income Trust R6 Class - 06-3MC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,741	$40,991	4,041
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$40,742

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,742	38,490	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$40,742	38,490

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,686
Mortality & expense charges	(321)
Net investment income (loss)	1,365

Gain (loss) on investments:
Net realized gain (loss)	(3)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(250)
Net gain (loss)	(253)

Increase (decrease) in net assets from operations	$1,112

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,365	$-
Net realized gain (loss)	(3)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(250)	-

Increase (decrease) in net assets from operations	1,112	-

Contract owner transactions:
Proceeds from units sold	72,914	-
Cost of units redeemed	(33,216)	-
Account charges	(68)	-
Increase (decrease)	39,630	-
Net increase (decrease)	40,742	-
Net assets, beginning	-	-
Net assets, ending	$40,742	$-

Units sold	70,788	-
Units redeemed	(32,298)	-
Net increase (decrease)	38,490	-
Units outstanding, beginning	-	-
Units outstanding, ending	38,490	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$72,914
Cost of units redeemed/account charges	(33,284)
Net investment income (loss)	1,365
Net realized gain (loss)	(3)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(250)
Net assets	$40,742

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	38	$41	1.25%	10.9%	12/31/2019	$1.06	0	$0	1.00%	11.2%	12/31/2019	$1.06	0	$0	0.75%	11.4%
12/31/2018	0.95	0	0	1.25%	-4.5%	12/31/2018	0.96	0	0	1.00%	-4.5%	12/31/2018	0.96	0	0	0.75%	-4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	11.7%	12/31/2019	$1.07	0	$0	0.25%	12.0%	12/31/2019	$1.07	0	$0	0.00%	12.3%
12/31/2018	0.96	0	0	0.50%	-4.4%	12/31/2018	0.96	0	0	0.25%	-4.3%	12/31/2018	0.96	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	8.3%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds American Mutual Fund R4 Class - 06-3MK
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$77,750	$73,909	1,794
Receivables: investments sold	61
Payables: investments purchased	-
Net assets	$77,811

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$77,811	68,429	$1.14
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$77,811	68,429

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$829
Mortality & expense charges	(364)
Net investment income (loss)	465

Gain (loss) on investments:
Net realized gain (loss)	152
Realized gain distributions	2,066
Net change in unrealized appreciation (depreciation)	3,841
Net gain (loss)	6,059

Increase (decrease) in net assets from operations	$6,524

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$465	$-
Net realized gain (loss)	152	-
Realized gain distributions	2,066	-
Net change in unrealized appreciation (depreciation)	3,841	-

Increase (decrease) in net assets from operations	6,524	-

Contract owner transactions:
Proceeds from units sold	74,564	-
Cost of units redeemed	(3,230)	-
Account charges	(47)	-
Increase (decrease)	71,287	-
Net increase (decrease)	77,811	-
Net assets, beginning	-	-
Net assets, ending	$77,811	$-

Units sold	71,430	-
Units redeemed	(3,001)	-
Net increase (decrease)	68,429	-
Units outstanding, beginning	-	-
Units outstanding, ending	68,429	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$74,564
Cost of units redeemed/account charges	(3,277)
Net investment income (loss)	465
Net realized gain (loss)	152
Realized gain distributions	2,066
Net change in unrealized appreciation (depreciation)	3,841
Net assets	$77,811

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	68	$78	1.25%	20.2%	12/31/2019	$1.14	0	$0	1.00%	20.5%	12/31/2019	$1.14	0	$0	0.75%	20.8%
12/31/2018	0.95	0	0	1.25%	-5.4%	12/31/2018	0.95	0	0	1.00%	-5.3%	12/31/2018	0.95	0	0	0.75%	-5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	21.1%	12/31/2019	$1.15	0	$0	0.25%	21.4%	12/31/2019	$1.15	0	$0	0.00%	21.7%
12/31/2018	0.95	0	0	0.50%	-5.2%	12/31/2018	0.95	0	0	0.25%	-5.2%	12/31/2018	0.95	0	0	0.00%	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.1%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds American Mutual Fund R6 Class - 06-3M3
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$502,956	$496,050	12,600
Receivables: investments sold	45,525
Payables: investments purchased	-
Net assets	$548,481

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$548,481	480,376	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.16
Total	$548,481	480,376

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,971
Mortality & expense charges	(1,456)
Net investment income (loss)	3,515

Gain (loss) on investments:
Net realized gain (loss)	1,686
Realized gain distributions	13,276
Net change in unrealized appreciation (depreciation)	6,906
Net gain (loss)	21,868

Increase (decrease) in net assets from operations	$25,383

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,515	$-
Net realized gain (loss)	1,686	-
Realized gain distributions	13,276	-
Net change in unrealized appreciation (depreciation)	6,906	-

Increase (decrease) in net assets from operations	25,383	-

Contract owner transactions:
Proceeds from units sold	563,296	-
Cost of units redeemed	(39,924)	-
Account charges	(274)	-
Increase (decrease)	523,098	-
Net increase (decrease)	548,481	-
Net assets, beginning	-	-
Net assets, ending	$548,481	$-

Units sold	516,162	-
Units redeemed	(35,786)	-
Net increase (decrease)	480,376	-
Units outstanding, beginning	-	-
Units outstanding, ending	480,376	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$563,296
Cost of units redeemed/account charges	(40,198)
Net investment income (loss)	3,515
Net realized gain (loss)	1,686
Realized gain distributions	13,276
Net change in unrealized appreciation (depreciation)	6,906
Net assets	$548,481

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	480	$548	1.25%	20.6%	12/31/2019	$1.15	0	$0	1.00%	20.9%	12/31/2019	$1.15	0	$0	0.75%	21.2%
12/31/2018	0.95	0	0	1.25%	-5.3%	12/31/2018	0.95	0	0	1.00%	-5.3%	12/31/2018	0.95	0	0	0.75%	-5.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	21.5%	12/31/2019	$1.16	0	$0	0.25%	21.8%	12/31/2019	$1.16	0	$0	0.00%	22.1%
12/31/2018	0.95	0	0	0.50%	-5.2%	12/31/2018	0.95	0	0	0.25%	-5.1%	12/31/2018	0.95	0	0	0.00%	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.8%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Capital Income Builder R4 Class - 06-3MM (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	1.25%	15.9%	12/31/2019	$1.13	0	$0	1.00%	16.2%	12/31/2019	$1.13	0	$0	0.75%	16.5%
12/31/2018	0.97	0	0	1.25%	-2.9%	12/31/2018	0.97	0	0	1.00%	-2.9%	12/31/2018	0.97	0	0	0.75%	-2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	16.7%	12/31/2019	$1.14	0	$0	0.25%	17.0%	12/31/2019	$1.14	0	$0	0.00%	17.3%
12/31/2018	0.97	0	0	0.50%	-2.8%	12/31/2018	0.97	0	0	0.25%	-2.7%	12/31/2018	0.97	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Capital Income Builder R6 Class - 06-3M6
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,825	$35,359	566
Receivables: investments sold	37
Payables: investments purchased	-
Net assets	$35,862

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$35,862	31,737	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$35,862	31,737

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$354
Mortality & expense charges	(61)
Net investment income (loss)	293

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	331
Net change in unrealized appreciation (depreciation)	466
Net gain (loss)	797

Increase (decrease) in net assets from operations	$1,090

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$293	$-
Net realized gain (loss)	-	-
Realized gain distributions	331	-
Net change in unrealized appreciation (depreciation)	466	-

Increase (decrease) in net assets from operations	1,090	-

Contract owner transactions:
Proceeds from units sold	34,772	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	34,772	-
Net increase (decrease)	35,862	-
Net assets, beginning	-	-
Net assets, ending	$35,862	$-

Units sold	31,737	-
Units redeemed	-	-
Net increase (decrease)	31,737	-
Units outstanding, beginning	-	-
Units outstanding, ending	31,737	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$34,772
Cost of units redeemed/account charges	-
Net investment income (loss)	293
Net realized gain (loss)	-
Realized gain distributions	331
Net change in unrealized appreciation (depreciation)	466
Net assets	$35,862

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	32	$36	1.25%	16.3%	12/31/2019	$1.13	0	$0	1.00%	16.6%	12/31/2019	$1.14	0	$0	0.75%	16.9%
12/31/2018	0.97	0	0	1.25%	-2.8%	12/31/2018	0.97	0	0	1.00%	-2.8%	12/31/2018	0.97	0	0	0.75%	-2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	17.2%	12/31/2019	$1.14	0	$0	0.25%	17.5%	12/31/2019	$1.15	0	$0	0.00%	17.8%
12/31/2018	0.97	0	0	0.50%	-2.7%	12/31/2018	0.97	0	0	0.25%	-2.6%	12/31/2018	0.97	0	0	0.00%	-2.6%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Global Balanced Fund R6 Class - 06-3M9 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	1.25%	16.2%	12/31/2019	$1.13	0	$0	1.00%	16.5%	12/31/2019	$1.14	0	$0	0.75%	16.8%
12/31/2018	0.97	0	0	1.25%	-2.8%	12/31/2018	0.97	0	0	1.00%	-2.7%	12/31/2018	0.97	0	0	0.75%	-2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	17.0%	12/31/2019	$1.14	0	$0	0.25%	17.3%	12/31/2019	$1.15	0	$0	0.00%	17.6%
12/31/2018	0.97	0	0	0.50%	-2.6%	12/31/2018	0.97	0	0	0.25%	-2.6%	12/31/2018	0.97	0	0	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Inflation Linked Bond Fund R6 Class - 06-3G9
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$325	$325	32
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$325

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$325	308	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$325	308

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3
Mortality & expense charges	-
Net investment income (loss)	3

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$3

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	3	-

Contract owner transactions:
Proceeds from units sold	322	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	322	-
Net increase (decrease)	325	-
Net assets, beginning	-	-
Net assets, ending	$325	$-

Units sold	308	-
Units redeemed	-	-
Net increase (decrease)	308	-
Units outstanding, beginning	-	-
Units outstanding, ending	308	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$322
Cost of units redeemed/account charges	-
Net investment income (loss)	3
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$325

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	1.25%	5.7%	12/31/2019	$1.06	0	$0	1.00%	6.0%	12/31/2019	$1.06	0	$0	0.75%	6.3%
12/31/2018	1.00	0	0	1.25%	-0.2%	12/31/2018	1.00	0	0	1.00%	-0.1%	12/31/2018	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	6.5%	12/31/2019	$1.07	0	$0	0.25%	6.8%	12/31/2019	$1.07	0	$0	0.00%	7.1%
12/31/2018	1.00	0	0	0.50%	0.1%	12/31/2018	1.00	0	0	0.25%	0.3%	12/31/2018	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.8%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Intl Growth and Income Fund R6 Class - 06-3M4 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	1.25%	26.0%	12/31/2019	$1.19	0	$0	1.00%	26.3%	12/31/2019	$1.20	0	$0	0.75%	26.6%
12/31/2018	0.95	0	0	1.25%	-5.4%	12/31/2018	0.95	0	0	1.00%	-5.4%	12/31/2018	0.95	0	0	0.75%	-5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	0.50%	26.9%	12/31/2019	$1.21	0	$0	0.25%	27.2%	12/31/2019	$1.21	0	$0	0.00%	27.5%
12/31/2018	0.95	0	0	0.50%	-5.3%	12/31/2018	0.95	0	0	0.25%	-5.2%	12/31/2018	0.95	0	0	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds Investment Company of America R6 Class - 06-3GH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$155	$154	4
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$162

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$162	149	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$162	149

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1
Mortality & expense charges	-
Net investment income (loss)	1

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	6
Net change in unrealized appreciation (depreciation)	1
Net gain (loss)	7

Increase (decrease) in net assets from operations	$8

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1	$-
Net realized gain (loss)	-	-
Realized gain distributions	6	-
Net change in unrealized appreciation (depreciation)	1	-

Increase (decrease) in net assets from operations	8	-

Contract owner transactions:
Proceeds from units sold	154	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	154	-
Net increase (decrease)	162	-
Net assets, beginning	-	-
Net assets, ending	$162	$-

Units sold	149	-
Units redeemed	-	-
Net increase (decrease)	149	-
Units outstanding, beginning	-	-
Units outstanding, ending	149	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$154
Cost of units redeemed/account charges	-
Net investment income (loss)	1
Net realized gain (loss)	-
Realized gain distributions	6
Net change in unrealized appreciation (depreciation)	1
Net assets	$162

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	23.4%	12/31/2019	$1.09	0	$0	1.00%	23.7%	12/31/2019	$1.10	0	$0	0.75%	24.0%
12/31/2018	0.88	0	0	1.25%	-11.8%	12/31/2018	0.88	0	0	1.00%	-11.7%	12/31/2018	0.88	0	0	0.75%	-11.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	24.3%	12/31/2019	$1.10	0	$0	0.25%	24.6%	12/31/2019	$1.11	0	$0	0.00%	24.9%
12/31/2018	0.89	0	0	0.50%	-11.5%	12/31/2018	0.89	0	0	0.25%	-11.4%	12/31/2018	0.89	0	0	0.00%	-11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.2%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds The Bond Fund of America R6 Class - 06-39V
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,132,508	$1,144,762	87,217
Receivables: investments sold	9,167
Payables: investments purchased	-
Net assets	$1,141,675

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,141,675	1,042,687	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$1,141,675	1,042,687

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$5,707
Mortality & expense charges	(2,876)
Net investment income (loss)	2,831

Gain (loss) on investments:
Net realized gain (loss)	208
Realized gain distributions	15,077
Net change in unrealized appreciation (depreciation)	(12,254)
Net gain (loss)	3,031

Increase (decrease) in net assets from operations	$5,862

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,831	$-
Net realized gain (loss)	208	-
Realized gain distributions	15,077	-
Net change in unrealized appreciation (depreciation)	(12,254)	-

Increase (decrease) in net assets from operations	5,862	-

Contract owner transactions:
Proceeds from units sold	1,154,725	-
Cost of units redeemed	(17,781)	-
Account charges	(1,131)	-
Increase (decrease)	1,135,813	-
Net increase (decrease)	1,141,675	-
Net assets, beginning	-	-
Net assets, ending	$1,141,675	$-

Units sold	1,064,742	-
Units redeemed	(22,055)	-
Net increase (decrease)	1,042,687	-
Units outstanding, beginning	-	-
Units outstanding, ending	1,042,687	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,154,725
Cost of units redeemed/account charges	(18,912)
Net investment income (loss)	2,831
Net realized gain (loss)	208
Realized gain distributions	15,077
Net change in unrealized appreciation (depreciation)	(12,254)
Net assets	$1,141,675

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	1,043	$1,142	1.25%	7.1%	12/31/2019	$1.10	0	$0	1.00%	7.3%	12/31/2019	$1.10	0	$0	0.75%	7.6%
12/31/2018	1.02	0	0	1.25%	2.3%	12/31/2018	1.02	0	0	1.00%	2.4%	12/31/2018	1.03	0	0	0.75%	2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	7.9%	12/31/2019	$1.11	0	$0	0.25%	8.1%	12/31/2019	$1.12	0	$0	0.00%	8.4%
12/31/2018	1.03	0	0	0.50%	2.7%	12/31/2018	1.03	0	0	0.25%	2.9%	12/31/2018	1.03	0	0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds The Income Fund of America R4 Class - 06-3MN (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	1.25%	17.4%	12/31/2019	$1.13	0	$0	1.00%	17.7%	12/31/2019	$1.14	0	$0	0.75%	18.0%
12/31/2018	0.96	0	0	1.25%	-3.8%	12/31/2018	0.96	0	0	1.00%	-3.8%	12/31/2018	0.96	0	0	0.75%	-3.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	18.3%	12/31/2019	$1.14	0	$0	0.25%	18.6%	12/31/2019	$1.15	0	$0	0.00%	18.9%
12/31/2018	0.96	0	0	0.50%	-3.7%	12/31/2018	0.96	0	0	0.25%	-3.6%	12/31/2018	0.96	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds The Income Fund of America R6 Class - 06-3M7
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,422	$14,472	621
Receivables: investments sold	25
Payables: investments purchased	-
Net assets	$14,447

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,447	12,738	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$14,447	12,738

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$160
Mortality & expense charges	(18)
Net investment income (loss)	142

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	302
Net change in unrealized appreciation (depreciation)	(50)
Net gain (loss)	252

Increase (decrease) in net assets from operations	$394

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$142	$-
Net realized gain (loss)	-	-
Realized gain distributions	302	-
Net change in unrealized appreciation (depreciation)	(50)	-

Increase (decrease) in net assets from operations	394	-

Contract owner transactions:
Proceeds from units sold	14,053	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	14,053	-
Net increase (decrease)	14,447	-
Net assets, beginning	-	-
Net assets, ending	$14,447	$-

Units sold	12,738	-
Units redeemed	-	-
Net increase (decrease)	12,738	-
Units outstanding, beginning	-	-
Units outstanding, ending	12,738	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$14,053
Cost of units redeemed/account charges	-
Net investment income (loss)	142
Net realized gain (loss)	-
Realized gain distributions	302
Net change in unrealized appreciation (depreciation)	(50)
Net assets	$14,447

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	13	$14	1.25%	17.8%	12/31/2019	$1.14	0	$0	1.00%	18.1%	12/31/2019	$1.14	0	$0	0.75%	18.4%
12/31/2018	0.96	0	0	1.25%	-3.7%	12/31/2018	0.96	0	0	1.00%	-3.7%	12/31/2018	0.96	0	0	0.75%	-3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	18.7%	12/31/2019	$1.15	0	$0	0.25%	19.0%	12/31/2019	$1.15	0	$0	0.00%	19.3%
12/31/2018	0.96	0	0	0.50%	-3.6%	12/31/2018	0.96	0	0	0.25%	-3.5%	12/31/2018	0.97	0	0	0.00%	-3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds The New Economy Fund R6 Class - 06-3KY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$60,708	$62,597	1,326
Receivables: investments sold	25
Payables: investments purchased	-
Net assets	$60,733

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$60,733	52,227	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$60,733	52,227

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$359
Mortality & expense charges	(53)
Net investment income (loss)	306

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	3,951
Net change in unrealized appreciation (depreciation)	(1,889)
Net gain (loss)	2,062

Increase (decrease) in net assets from operations	$2,368

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$306	$-
Net realized gain (loss)	-	-
Realized gain distributions	3,951	-
Net change in unrealized appreciation (depreciation)	(1,889)	-

Increase (decrease) in net assets from operations	2,368	-

Contract owner transactions:
Proceeds from units sold	58,365	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	58,365	-
Net increase (decrease)	60,733	-
Net assets, beginning	-	-
Net assets, ending	$60,733	$-

Units sold	52,227	-
Units redeemed	-	-
Net increase (decrease)	52,227	-
Units outstanding, beginning	-	-
Units outstanding, ending	52,227	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$58,365
Cost of units redeemed/account charges	-
Net investment income (loss)	306
Net realized gain (loss)	-
Realized gain distributions	3,951
Net change in unrealized appreciation (depreciation)	(1,889)
Net assets	$60,733

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	52	$61	1.25%	25.3%	12/31/2019	$1.17	0	$0	1.00%	25.6%	12/31/2019	$1.17	0	$0	0.75%	25.9%
12/31/2018	0.93	0	0	1.25%	-7.2%	12/31/2018	0.93	0	0	1.00%	-7.1%	12/31/2018	0.93	0	0	0.75%	-7.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	26.2%	12/31/2019	$1.18	0	$0	0.25%	26.5%	12/31/2019	$1.18	0	$0	0.00%	26.8%
12/31/2018	0.93	0	0	0.50%	-7.0%	12/31/2018	0.93	0	0	0.25%	-7.0%	12/31/2018	0.93	0	0	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.2%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
American Funds U.S. Government Securities Fund R6 Class - 06-3TK (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	1.25%	4.5%	12/31/2019	$1.05	0	$0	1.00%	4.7%	12/31/2019	$1.05	0	$0	0.75%	5.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	0.50%	5.2%	12/31/2019	$1.05	0	$0	0.25%	5.4%	12/31/2019	$1.06	0	$0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AQR Emerging Multi-Style Fund N Class - 06-AAA
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$404	$409	39
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$404

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$404	403	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$404	403

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$8
Mortality & expense charges	(4)
Net investment income (loss)	4

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	43
Net gain (loss)	43

Increase (decrease) in net assets from operations	$47

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4	$(29)
Net realized gain (loss)	-	(739)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	43	(61)

Increase (decrease) in net assets from operations	47	(829)

Contract owner transactions:
Proceeds from units sold	1	8,102
Cost of units redeemed	-	(9,240)
Account charges	-	(22)
Increase (decrease)	1	(1,160)
Net increase (decrease)	48	(1,989)
Net assets, beginning	356	2,345
Net assets, ending	$404	$356

Units sold	1	7,264
Units redeemed	-	(9,055)
Net increase (decrease)	1	(1,791)
Units outstanding, beginning	402	2,193
Units outstanding, ending	403	402

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$10,408
Cost of units redeemed/account charges	(9,262)
Net investment income (loss)	2
Net realized gain (loss)	(739)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(5)
Net assets	$404

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.00	0	$0	1.25%	13.2%	12/31/2019	$1.01	0	$0	1.00%	13.5%	12/31/2019	$1.03	0	$0	0.75%	13.8%
12/31/2018	0.89	0	0	1.25%	-17.2%	12/31/2018	0.89	0	0	1.00%	-17.0%	12/31/2018	0.90	0	0	0.75%	-16.8%
12/31/2017	1.07	2	2	1.25%	34.8%	12/31/2017	1.08	0	0	1.00%	35.1%	12/31/2017	1.08	0	0	0.75%	35.4%
12/31/2016	0.79	0	0	1.25%	4.4%	12/31/2016	0.80	0	0	1.00%	4.7%	12/31/2016	0.80	0	0	0.75%	4.9%
12/31/2015	0.76	0	0	1.25%	-24.0%	12/31/2015	0.76	0	0	1.00%	-23.9%	12/31/2015	0.76	0	0	0.75%	-23.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	0.50%	14.0%	12/31/2019	$1.05	0	$0	0.25%	14.3%	12/31/2019	$1.06	0	$0	0.00%	14.6%
12/31/2018	0.91	0	0	0.50%	-16.6%	12/31/2018	0.92	0	0	0.25%	-16.4%	12/31/2018	0.93	0	0	0.00%	-16.1%
12/31/2017	1.09	0	0	0.50%	35.8%	12/31/2017	1.10	0	0	0.25%	36.1%	12/31/2017	1.10	0	0	0.00%	36.4%
12/31/2016	0.80	0	0	0.50%	5.2%	12/31/2016	0.81	0	0	0.25%	5.4%	12/31/2016	0.81	0	0	0.00%	5.7%
12/31/2015	0.76	0	0	0.50%	-23.6%	12/31/2015	0.76	0	0	0.25%	-23.5%	12/31/2015	0.77	0	0	0.00%	-23.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.1%
2018	0.5%
2017	2.5%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AQR International Multi-Style Fund N Class - 06-BBB (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	1.25%	18.7%	12/31/2019	$1.06	0	$0	1.00%	19.0%	12/31/2019	$1.07	0	$0	0.75%	19.3%
12/31/2018	0.88	0	0	1.25%	-16.0%	12/31/2018	0.89	0	0	1.00%	-15.8%	12/31/2018	0.90	0	0	0.75%	-15.6%
12/31/2017	1.05	0	0	1.25%	23.1%	12/31/2017	1.06	0	0	1.00%	23.4%	12/31/2017	1.06	0	0	0.75%	23.7%
12/31/2016	0.85	0	0	1.25%	-5.4%	12/31/2016	0.86	0	0	1.00%	-5.1%	12/31/2016	0.86	0	0	0.75%	-4.9%
12/31/2015	0.90	0	0	1.25%	-9.8%	12/31/2015	0.90	0	0	1.00%	-9.7%	12/31/2015	0.90	0	0	0.75%	-9.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	19.6%	12/31/2019	$1.10	0	$0	0.25%	19.9%	12/31/2019	$1.11	0	$0	0.00%	20.2%
12/31/2018	0.91	0	0	0.50%	-15.4%	12/31/2018	0.91	0	0	0.25%	-15.2%	12/31/2018	0.92	0	0	0.00%	-15.0%
12/31/2017	1.07	0	0	0.50%	24.0%	12/31/2017	1.08	0	0	0.25%	24.3%	12/31/2017	1.08	0	0	0.00%	24.6%
12/31/2016	0.86	0	0	0.50%	-4.7%	12/31/2016	0.87	0	0	0.25%	-4.4%	12/31/2016	0.87	0	0	0.00%	-4.2%
12/31/2015	0.91	0	0	0.50%	-9.4%	12/31/2015	0.91	0	0	0.25%	-9.3%	12/31/2015	0.91	0	0	0.00%	-9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AQR Large Cap Multi-Style Fund N Class - 06-CCC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,824	$32,308	1,895
Receivables: investments sold	-
Payables: investments purchased	(3,934)
Net assets	$32,890

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,890	24,783	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$32,890	24,783

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(392)
Net investment income (loss)	(392)

Gain (loss) on investments:
Net realized gain (loss)	44
Realized gain distributions	1,454
Net change in unrealized appreciation (depreciation)	5,028
Net gain (loss)	6,526

Increase (decrease) in net assets from operations	$6,134

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(392)	$(824)
Net realized gain (loss)	44	14,510
Realized gain distributions	1,454	1,394
Net change in unrealized appreciation (depreciation)	5,028	(21,047)

Increase (decrease) in net assets from operations	6,134	(5,967)

Contract owner transactions:
Proceeds from units sold	5,586	5,170
Cost of units redeemed	(4,028)	(73,441)
Account charges	(1)	(1)
Increase (decrease)	1,557	(68,272)
Net increase (decrease)	7,691	(74,239)
Net assets, beginning	25,199	99,438
Net assets, ending	$32,890	$25,199

Units sold	4,566	4,143
Units redeemed	(3,046)	(61,471)
Net increase (decrease)	1,520	(57,328)
Units outstanding, beginning	23,263	80,591
Units outstanding, ending	24,783	23,263

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$88,244
Cost of units redeemed/account charges	(77,622)
Net investment income (loss)	(795)
Net realized gain (loss)	14,727
Realized gain distributions	3,820
Net change in unrealized appreciation (depreciation)	4,516
Net assets	$32,890

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.33	25	$33	1.25%	22.5%	12/31/2019	$1.34	0	$0	1.00%	22.8%	12/31/2019	$1.36	0	$0	0.75%	23.1%
12/31/2018	1.08	23	25	1.25%	-12.2%	12/31/2018	1.09	0	0	1.00%	-12.0%	12/31/2018	1.10	0	0	0.75%	-11.8%
12/31/2017	1.23	81	99	1.25%	22.4%	12/31/2017	1.24	0	0	1.00%	22.7%	12/31/2017	1.25	0	0	0.75%	23.0%
12/31/2016	1.01	76	77	1.25%	5.5%	12/31/2016	1.01	0	0	1.00%	5.8%	12/31/2016	1.02	0	0	0.75%	6.1%
12/31/2015	0.96	0	0	1.25%	-4.5%	12/31/2015	0.96	0	0	1.00%	-4.3%	12/31/2015	0.96	0	0	0.75%	-4.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	0	$0	0.50%	23.4%	12/31/2019	$1.39	0	$0	0.25%	23.8%	12/31/2019	$1.41	0	$0	0.00%	24.1%
12/31/2018	1.11	0	0	0.50%	-11.5%	12/31/2018	1.12	0	0	0.25%	-11.3%	12/31/2018	1.13	0	0	0.00%	-11.1%
12/31/2017	1.26	0	0	0.50%	23.3%	12/31/2017	1.27	0	0	0.25%	23.6%	12/31/2017	1.27	0	0	0.00%	23.9%
12/31/2016	1.02	0	0	0.50%	6.3%	12/31/2016	1.02	0	0	0.25%	6.6%	12/31/2016	1.03	0	0	0.00%	6.9%
12/31/2015	0.96	0	0	0.50%	-4.0%	12/31/2015	0.96	0	0	0.25%	-3.9%	12/31/2015	0.96	0	0	0.00%	-3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.6%
2017	1.1%
2016	2.1%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
AQR Small Cap Multi-Style Fund N Class - 06-CCF (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	1.25%	18.6%	12/31/2019	$1.21	0	$0	1.00%	18.9%	12/31/2019	$1.22	0	$0	0.75%	19.2%
12/31/2018	1.01	0	0	1.25%	-15.3%	12/31/2018	1.02	0	0	1.00%	-15.1%	12/31/2018	1.03	0	0	0.75%	-14.9%
12/31/2017	1.19	0	0	1.25%	7.7%	12/31/2017	1.20	0	0	1.00%	8.0%	12/31/2017	1.21	0	0	0.75%	8.3%
12/31/2016	1.11	0	0	1.25%	20.6%	12/31/2016	1.11	0	0	1.00%	20.9%	12/31/2016	1.11	0	0	0.75%	21.2%
12/31/2015	0.92	0	0	1.25%	-8.3%	12/31/2015	0.92	0	0	1.00%	-8.2%	12/31/2015	0.92	0	0	0.75%	-8.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	0	$0	0.50%	19.5%	12/31/2019	$1.25	0	$0	0.25%	19.8%	12/31/2019	$1.27	0	$0	0.00%	20.1%
12/31/2018	1.04	0	0	0.50%	-14.7%	12/31/2018	1.05	0	0	0.25%	-14.5%	12/31/2018	1.06	0	0	0.00%	-14.2%
12/31/2017	1.21	0	0	0.50%	8.5%	12/31/2017	1.22	0	0	0.25%	8.8%	12/31/2017	1.23	0	0	0.00%	9.1%
12/31/2016	1.12	0	0	0.50%	21.5%	12/31/2016	1.12	0	0	0.25%	21.8%	12/31/2016	1.13	0	0	0.00%	22.1%
12/31/2015	0.92	0	0	0.50%	-7.9%	12/31/2015	0.92	0	0	0.25%	-7.8%	12/31/2015	0.92	0	0	0.00%	-7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ariel Appreciation Fund Investor Class - 06-335
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$148,816	$158,844	3,335
Receivables: investments sold	-
Payables: investments purchased	(9)
Net assets	$148,807

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$148,807	50,811	$2.93
Band 100	-	-	3.05
Band 75	-	-	3.18
Band 50	-	-	3.31
Band 25	-	-	3.45
Band 0	-	-	3.65
Total	$148,807	50,811

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,378
Mortality & expense charges	(1,651)
Net investment income (loss)	(273)

Gain (loss) on investments:
Net realized gain (loss)	(722)
Realized gain distributions	9,019
Net change in unrealized appreciation (depreciation)	18,169
Net gain (loss)	26,466

Increase (decrease) in net assets from operations	$26,193

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(273)	$(3,037)
Net realized gain (loss)	(722)	(9,863)
Realized gain distributions	9,019	6,345
Net change in unrealized appreciation (depreciation)	18,169	(6,532)

Increase (decrease) in net assets from operations	26,193	(13,087)

Contract owner transactions:
Proceeds from units sold	17,203	45,188
Cost of units redeemed	(4,924)	(615,542)
Account charges	(66)	(288)
Increase (decrease)	12,213	(570,642)
Net increase (decrease)	38,406	(583,729)
Net assets, beginning	110,401	694,130
Net assets, ending	$148,807	$110,401

Units sold	6,315	17,025
Units redeemed	(1,889)	(218,342)
Net increase (decrease)	4,426	(201,317)
Units outstanding, beginning	46,385	247,702
Units outstanding, ending	50,811	46,385

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,769,818
Cost of units redeemed/account charges	(7,638,377)
Net investment income (loss)	(123,159)
Net realized gain (loss)	17,513
Realized gain distributions	1,133,040
Net change in unrealized appreciation (depreciation)	(10,028)
Net assets	$148,807

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.93	51	$149	1.25%	23.0%	12/31/2019	$3.05	0	$0	1.00%	23.4%	12/31/2019	$3.18	0	$0	0.75%	23.7%
12/31/2018	2.38	46	110	1.25%	-15.1%	12/31/2018	2.47	0	0	1.00%	-14.9%	12/31/2018	2.57	0	0	0.75%	-14.6%
12/31/2017	2.80	248	694	1.25%	13.7%	12/31/2017	2.90	0	0	1.00%	14.0%	12/31/2017	3.01	0	0	0.75%	14.2%
12/31/2016	2.47	315	776	1.25%	11.3%	12/31/2016	2.55	0	0	1.00%	11.5%	12/31/2016	2.63	0	0	0.75%	11.8%
12/31/2015	2.22	722	1,600	1.25%	-7.4%	12/31/2015	2.28	0	0	1.00%	-7.2%	12/31/2015	2.36	0	0	0.75%	-6.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.31	0	$0	0.50%	24.0%	12/31/2019	$3.45	0	$0	0.25%	24.3%	12/31/2019	$3.65	0	$0	0.00%	24.6%
12/31/2018	2.67	0	0	0.50%	-14.4%	12/31/2018	2.77	0	0	0.25%	-14.2%	12/31/2018	2.93	0	0	0.00%	-14.0%
12/31/2017	3.12	0	0	0.50%	14.5%	12/31/2017	3.23	0	0	0.25%	14.8%	12/31/2017	3.40	0	0	0.00%	15.1%
12/31/2016	2.72	0	0	0.50%	12.1%	12/31/2016	2.81	0	0	0.25%	12.4%	12/31/2016	2.96	0	0	0.00%	12.7%
12/31/2015	2.43	0	0	0.50%	-6.7%	12/31/2015	2.50	0	0	0.25%	-6.5%	12/31/2015	2.63	117	306	0.00%	-6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	0.3%
2017	0.8%
2016	0.4%
2015	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ariel Fund Investor Class - 06-330
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$440,231	$471,962	6,772
Receivables: investments sold	350
Payables: investments purchased	-
Net assets	$440,581

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$440,581	148,939	$2.96
Band 100	-	-	3.08
Band 75	-	-	3.21
Band 50	-	-	3.34
Band 25	-	-	3.48
Band 0	-	-	3.69
Total	$440,581	148,939

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,659
Mortality & expense charges	(4,982)
Net investment income (loss)	(1,323)

Gain (loss) on investments:
Net realized gain (loss)	(3,286)
Realized gain distributions	20,637
Net change in unrealized appreciation (depreciation)	64,367
Net gain (loss)	81,718

Increase (decrease) in net assets from operations	$80,395

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,323)	$(289)
Net realized gain (loss)	(3,286)	23,675
Realized gain distributions	20,637	29,615
Net change in unrealized appreciation (depreciation)	64,367	(115,310)

Increase (decrease) in net assets from operations	80,395	(62,309)

Contract owner transactions:
Proceeds from units sold	43,049	374,322
Cost of units redeemed	(32,414)	(191,781)
Account charges	(269)	(204)
Increase (decrease)	10,366	182,337
Net increase (decrease)	90,761	120,028
Net assets, beginning	349,820	229,792
Net assets, ending	$440,581	$349,820

Units sold	15,669	129,927
Units redeemed	(12,331)	(65,861)
Net increase (decrease)	3,338	64,066
Units outstanding, beginning	145,601	81,535
Units outstanding, ending	148,939	145,601

* Date of Fund Inception into Variable Account: 6 /1 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,628,047
Cost of units redeemed/account charges	(6,161,492)
Net investment income (loss)	(135,114)
Net realized gain (loss)	334,662
Realized gain distributions	806,209
Net change in unrealized appreciation (depreciation)	(31,731)
Net assets	$440,581

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.96	149	$441	1.25%	23.1%	12/31/2019	$3.08	0	$0	1.00%	23.4%	12/31/2019	$3.21	0	$0	0.75%	23.7%
12/31/2018	2.40	146	350	1.25%	-14.8%	12/31/2018	2.50	0	0	1.00%	-14.5%	12/31/2018	2.59	0	0	0.75%	-14.3%
12/31/2017	2.82	82	230	1.25%	14.4%	12/31/2017	2.92	0	0	1.00%	14.7%	12/31/2017	3.03	0	0	0.75%	15.0%
12/31/2016	2.46	361	889	1.25%	14.1%	12/31/2016	2.55	0	0	1.00%	14.4%	12/31/2016	2.63	0	0	0.75%	14.7%
12/31/2015	2.16	514	1,108	1.25%	-5.3%	12/31/2015	2.22	0	0	1.00%	-5.1%	12/31/2015	2.29	0	0	0.75%	-4.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.34	0	$0	0.50%	24.0%	12/31/2019	$3.48	0	$0	0.25%	24.4%	12/31/2019	$3.69	0	$0	0.00%	24.7%
12/31/2018	2.69	0	0	0.50%	-14.1%	12/31/2018	2.80	0	0	0.25%	-13.9%	12/31/2018	2.96	0	0	0.00%	-13.7%
12/31/2017	3.14	0	0	0.50%	15.3%	12/31/2017	3.25	0	0	0.25%	15.6%	12/31/2017	3.42	0	0	0.00%	15.9%
12/31/2016	2.72	0	0	0.50%	15.0%	12/31/2016	2.81	0	0	0.25%	15.3%	12/31/2016	2.95	0	0	0.00%	15.6%
12/31/2015	2.37	0	0	0.50%	-4.6%	12/31/2015	2.44	0	0	0.25%	-4.3%	12/31/2015	2.56	0	0	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	1.3%
2017	0.3%
2016	0.3%
2015	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ariel International Fund Investor Class - 06-CKV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(624)
Net investment income (loss)	(624)

Gain (loss) on investments:
Net realized gain (loss)	(6,220)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	14,660
Net gain (loss)	8,440

Increase (decrease) in net assets from operations	$7,816

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(624)	$874
Net realized gain (loss)	(6,220)	(20)
Realized gain distributions	-	321
Net change in unrealized appreciation (depreciation)	14,660	(14,660)

Increase (decrease) in net assets from operations	7,816	(13,485)

Contract owner transactions:
Proceeds from units sold	3,496	155,580
Cost of units redeemed	(153,407)	-
Account charges	-	-
Increase (decrease)	(149,911)	155,580
Net increase (decrease)	(142,095)	142,095
Net assets, beginning	142,095	-
Net assets, ending	$-	$142,095

Units sold	3,254	139,525
Units redeemed	(142,779)	-
Net increase (decrease)	(139,525)	139,525
Units outstanding, beginning	139,525	-
Units outstanding, ending	-	139,525

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$159,076
Cost of units redeemed/account charges	(153,407)
Net investment income (loss)	250
Net realized gain (loss)	(6,240)
Realized gain distributions	321
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	1.25%	11.4%	12/31/2019	$1.15	0	$0	1.00%	11.7%	12/31/2019	$1.16	0	$0	0.75%	12.0%
12/31/2018	1.02	140	142	1.25%	-10.9%	12/31/2018	1.03	0	0	1.00%	-10.7%	12/31/2018	1.03	0	0	0.75%	-10.5%
12/31/2017	1.14	0	0	1.25%	14.9%	12/31/2017	1.15	0	0	1.00%	15.2%	12/31/2017	1.15	0	0	0.75%	15.5%
12/31/2016	1.00	0	0	1.25%	-0.5%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	12.3%	12/31/2019	$1.18	0	$0	0.25%	12.6%	12/31/2019	$1.19	0	$0	0.00%	12.8%
12/31/2018	1.04	0	0	0.50%	-10.3%	12/31/2018	1.05	0	0	0.25%	-10.0%	12/31/2018	1.05	0	0	0.00%	-9.8%
12/31/2017	1.16	0	0	0.50%	15.8%	12/31/2017	1.16	0	0	0.25%	16.1%	12/31/2017	1.17	0	0	0.00%	16.3%
12/31/2016	1.00	0	0	0.50%	0.0%	12/31/2016	1.00	0	0	0.25%	0.1%	12/31/2016	1.00	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	1.9%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ave Maria Value Fund - 06-081
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,471	$26,915	1,293
Receivables: investments sold	-
Payables: investments purchased	(21)
Net assets	$25,450

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,450	22,062	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.24
Total	$25,450	22,062

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$10
Mortality & expense charges	(281)
Net investment income (loss)	(271)

Gain (loss) on investments:
Net realized gain (loss)	(416)
Realized gain distributions	1,263
Net change in unrealized appreciation (depreciation)	2,959
Net gain (loss)	3,806

Increase (decrease) in net assets from operations	$3,535

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(271)	$(170)
Net realized gain (loss)	(416)	2
Realized gain distributions	1,263	1,793
Net change in unrealized appreciation (depreciation)	2,959	(4,318)

Increase (decrease) in net assets from operations	3,535	(2,693)

Contract owner transactions:
Proceeds from units sold	6,226	13,001
Cost of units redeemed	(2,889)	-
Account charges	-	-
Increase (decrease)	3,337	13,001
Net increase (decrease)	6,872	10,308
Net assets, beginning	18,578	8,270
Net assets, ending	$25,450	$18,578

Units sold	5,629	11,480
Units redeemed	(2,736)	-
Net increase (decrease)	2,893	11,480
Units outstanding, beginning	19,169	7,689
Units outstanding, ending	22,062	19,169

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$306,636
Cost of units redeemed/account charges	(286,913)
Net investment income (loss)	(7,274)
Net realized gain (loss)	314
Realized gain distributions	14,131
Net change in unrealized appreciation (depreciation)	(1,444)
Net assets	$25,450

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	22	$25	1.25%	19.0%	12/31/2019	$1.17	0	$0	1.00%	19.3%	12/31/2019	$1.19	0	$0	0.75%	19.6%
12/31/2018	0.97	19	19	1.25%	-9.9%	12/31/2018	0.98	0	0	1.00%	-9.7%	12/31/2018	0.99	0	0	0.75%	-9.4%
12/31/2017	1.08	8	8	1.25%	16.3%	12/31/2017	1.09	0	0	1.00%	16.6%	12/31/2017	1.09	0	0	0.75%	16.9%
12/31/2016	0.93	216	200	1.25%	15.0%	12/31/2016	0.93	0	0	1.00%	15.3%	12/31/2016	0.94	0	0	0.75%	15.6%
12/31/2015	0.80	263	211	1.25%	-18.7%	12/31/2015	0.81	0	0	1.00%	-18.5%	12/31/2015	0.81	0	0	0.75%	-18.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	0.50%	19.9%	12/31/2019	$1.22	0	$0	0.25%	20.2%	12/31/2019	$1.24	0	$0	0.00%	20.5%
12/31/2018	1.00	0	0	0.50%	-9.2%	12/31/2018	1.01	0	0	0.25%	-9.0%	12/31/2018	1.03	0	0	0.00%	-8.7%
12/31/2017	1.10	0	0	0.50%	17.1%	12/31/2017	1.11	0	0	0.25%	17.4%	12/31/2017	1.12	0	0	0.00%	17.7%
12/31/2016	0.94	0	0	0.50%	15.9%	12/31/2016	0.95	0	0	0.25%	16.2%	12/31/2016	0.95	0	0	0.00%	16.4%
12/31/2015	0.81	0	0	0.50%	-18.1%	12/31/2015	0.82	0	0	0.25%	-17.9%	12/31/2015	0.82	0	0	0.00%	-17.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ave Maria Growth Fund - 06-082
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$180,614	$153,867	4,731
Receivables: investments sold	-
Payables: investments purchased	(801)
Net assets	$179,813

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$179,813	95,467	$1.88
Band 100	-	-	1.91
Band 75	-	-	1.94
Band 50	-	-	1.96
Band 25	-	-	1.99
Band 0	-	-	2.02
Total	$179,813	95,467

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$7
Mortality & expense charges	(1,902)
Net investment income (loss)	(1,895)

Gain (loss) on investments:
Net realized gain (loss)	2,417
Realized gain distributions	3,010
Net change in unrealized appreciation (depreciation)	40,622
Net gain (loss)	46,049

Increase (decrease) in net assets from operations	$44,154

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,895)	$(931)
Net realized gain (loss)	2,417	204
Realized gain distributions	3,010	7,210
Net change in unrealized appreciation (depreciation)	40,622	(14,325)

Increase (decrease) in net assets from operations	44,154	(7,842)

Contract owner transactions:
Proceeds from units sold	53,149	82,717
Cost of units redeemed	(27,099)	(3,153)
Account charges	-	-
Increase (decrease)	26,050	79,564
Net increase (decrease)	70,204	71,722
Net assets, beginning	109,609	37,887
Net assets, ending	$179,813	$109,609

Units sold	32,171	54,583
Units redeemed	(15,493)	(2,203)
Net increase (decrease)	16,678	52,380
Units outstanding, beginning	78,789	26,409
Units outstanding, ending	95,467	78,789

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$480,132
Cost of units redeemed/account charges	(410,513)
Net investment income (loss)	(10,428)
Net realized gain (loss)	29,468
Realized gain distributions	64,407
Net change in unrealized appreciation (depreciation)	26,747
Net assets	$179,813

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.88	95	$180	1.25%	35.4%	12/31/2019	$1.91	0	$0	1.00%	35.7%	12/31/2019	$1.94	0	$0	0.75%	36.1%
12/31/2018	1.39	79	110	1.25%	-3.0%	12/31/2018	1.41	0	0	1.00%	-2.8%	12/31/2018	1.42	0	0	0.75%	-2.5%
12/31/2017	1.43	26	38	1.25%	25.8%	12/31/2017	1.45	0	0	1.00%	26.1%	12/31/2017	1.46	0	0	0.75%	26.4%
12/31/2016	1.14	205	234	1.25%	10.7%	12/31/2016	1.15	0	0	1.00%	11.0%	12/31/2016	1.15	0	0	0.75%	11.2%
12/31/2015	1.03	178	183	1.25%	-3.9%	12/31/2015	1.03	0	0	1.00%	-3.7%	12/31/2015	1.04	0	0	0.75%	-3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.96	0	$0	0.50%	36.4%	12/31/2019	$1.99	0	$0	0.25%	36.8%	12/31/2019	$2.02	0	$0	0.00%	37.1%
12/31/2018	1.44	0	0	0.50%	-2.3%	12/31/2018	1.46	0	0	0.25%	-2.1%	12/31/2018	1.47	0	0	0.00%	-1.8%
12/31/2017	1.47	0	0	0.50%	26.7%	12/31/2017	1.49	0	0	0.25%	27.0%	12/31/2017	1.50	0	0	0.00%	27.4%
12/31/2016	1.16	0	0	0.50%	11.5%	12/31/2016	1.17	0	0	0.25%	11.8%	12/31/2016	1.18	0	0	0.00%	12.1%
12/31/2015	1.04	0	0	0.50%	-3.2%	12/31/2015	1.05	0	0	0.25%	-2.9%	12/31/2015	1.05	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.3%
2017	0.0%
2016	0.1%
2015	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ave Maria Rising Dividend Fund - 06-084
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$249,670	$239,843	13,369
Receivables: investments sold	65
Payables: investments purchased	-
Net assets	$249,735

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$249,735	169,070	$1.48
Band 100	-	-	1.50
Band 75	-	-	1.52
Band 50	-	-	1.54
Band 25	-	-	1.56
Band 0	-	-	1.58
Total	$249,735	169,070

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,631
Mortality & expense charges	(2,594)
Net investment income (loss)	37

Gain (loss) on investments:
Net realized gain (loss)	97
Realized gain distributions	15,863
Net change in unrealized appreciation (depreciation)	29,923
Net gain (loss)	45,883

Increase (decrease) in net assets from operations	$45,920

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$37	$150
Net realized gain (loss)	97	1,550
Realized gain distributions	15,863	14,170
Net change in unrealized appreciation (depreciation)	29,923	(28,135)

Increase (decrease) in net assets from operations	45,920	(12,265)

Contract owner transactions:
Proceeds from units sold	39,478	51,232
Cost of units redeemed	(2,810)	(38,590)
Account charges	(29)	-
Increase (decrease)	36,639	12,642
Net increase (decrease)	82,559	377
Net assets, beginning	167,176	166,799
Net assets, ending	$249,735	$167,176

Units sold	28,578	40,273
Units redeemed	(2,106)	(31,424)
Net increase (decrease)	26,472	8,849
Units outstanding, beginning	142,598	133,749
Units outstanding, ending	169,070	142,598

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$783,380
Cost of units redeemed/account charges	(655,929)
Net investment income (loss)	1,938
Net realized gain (loss)	8,855
Realized gain distributions	101,664
Net change in unrealized appreciation (depreciation)	9,827
Net assets	$249,735

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.48	169	$250	1.25%	26.0%	12/31/2019	$1.50	0	$0	1.00%	26.3%	12/31/2019	$1.52	0	$0	0.75%	26.6%
12/31/2018	1.17	143	167	1.25%	-6.0%	12/31/2018	1.19	0	0	1.00%	-5.8%	12/31/2018	1.20	0	0	0.75%	-5.5%
12/31/2017	1.25	134	167	1.25%	15.4%	12/31/2017	1.26	0	0	1.00%	15.7%	12/31/2017	1.27	0	0	0.75%	16.0%
12/31/2016	1.08	403	436	1.25%	13.9%	12/31/2016	1.09	0	0	1.00%	14.2%	12/31/2016	1.09	0	0	0.75%	14.5%
12/31/2015	0.95	371	352	1.25%	-7.1%	12/31/2015	0.95	0	0	1.00%	-6.8%	12/31/2015	0.96	0	0	0.75%	-6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.54	0	$0	0.50%	26.9%	12/31/2019	$1.56	0	$0	0.25%	27.3%	12/31/2019	$1.58	0	$0	0.00%	27.6%
12/31/2018	1.21	0	0	0.50%	-5.3%	12/31/2018	1.23	0	0	0.25%	-5.0%	12/31/2018	1.24	0	0	0.00%	-4.8%
12/31/2017	1.28	0	0	0.50%	16.2%	12/31/2017	1.29	0	0	0.25%	16.5%	12/31/2017	1.30	0	0	0.00%	16.8%
12/31/2016	1.10	0	0	0.50%	14.8%	12/31/2016	1.11	0	0	0.25%	15.0%	12/31/2016	1.12	0	0	0.00%	15.3%
12/31/2015	0.96	0	0	0.50%	-6.4%	12/31/2015	0.96	0	0	0.25%	-6.1%	12/31/2015	0.97	0	0	0.00%	-5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	1.4%
2017	1.6%
2016	1.6%
2015	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ave Maria World Equity Fund - 06-085
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,277	$12,418	829
Receivables: investments sold	-
Payables: investments purchased	(16)
Net assets	$13,261

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,261	10,379	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.37
Total	$13,261	10,379

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$90
Mortality & expense charges	(157)
Net investment income (loss)	(67)

Gain (loss) on investments:
Net realized gain (loss)	46
Realized gain distributions	490
Net change in unrealized appreciation (depreciation)	2,434
Net gain (loss)	2,970

Increase (decrease) in net assets from operations	$2,903

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(67)	$3
Net realized gain (loss)	46	4
Realized gain distributions	490	448
Net change in unrealized appreciation (depreciation)	2,434	(1,825)

Increase (decrease) in net assets from operations	2,903	(1,370)

Contract owner transactions:
Proceeds from units sold	3,981	7,764
Cost of units redeemed	(6,391)	-
Account charges	(1)	(4)
Increase (decrease)	(2,411)	7,760
Net increase (decrease)	492	6,390
Net assets, beginning	12,769	6,379
Net assets, ending	$13,261	$12,769

Units sold	3,359	6,939
Units redeemed	(5,580)	(4)
Net increase (decrease)	(2,221)	6,935
Units outstanding, beginning	12,600	5,665
Units outstanding, ending	10,379	12,600

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$102,261
Cost of units redeemed/account charges	(98,203)
Net investment income (loss)	(1,734)
Net realized gain (loss)	3,562
Realized gain distributions	6,516
Net change in unrealized appreciation (depreciation)	859
Net assets	$13,261

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	10	$13	1.25%	26.1%	12/31/2019	$1.30	0	$0	1.00%	26.4%	12/31/2019	$1.31	0	$0	0.75%	26.7%
12/31/2018	1.01	13	13	1.25%	-10.0%	12/31/2018	1.02	0	0	1.00%	-9.8%	12/31/2018	1.04	0	0	0.75%	-9.6%
12/31/2017	1.13	6	6	1.25%	16.4%	12/31/2017	1.14	0	0	1.00%	16.7%	12/31/2017	1.15	0	0	0.75%	17.0%
12/31/2016	0.97	66	64	1.25%	7.4%	12/31/2016	0.97	0	0	1.00%	7.6%	12/31/2016	0.98	0	0	0.75%	7.9%
12/31/2015	0.90	83	75	1.25%	-6.0%	12/31/2015	0.90	0	0	1.00%	-5.7%	12/31/2015	0.91	0	0	0.75%	-5.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.33	0	$0	0.50%	27.0%	12/31/2019	$1.35	0	$0	0.25%	27.3%	12/31/2019	$1.37	0	$0	0.00%	27.7%
12/31/2018	1.05	0	0	0.50%	-9.3%	12/31/2018	1.06	0	0	0.25%	-9.1%	12/31/2018	1.07	0	0	0.00%	-8.9%
12/31/2017	1.16	0	0	0.50%	17.3%	12/31/2017	1.17	0	0	0.25%	17.6%	12/31/2017	1.18	0	0	0.00%	17.9%
12/31/2016	0.99	0	0	0.50%	8.2%	12/31/2016	0.99	0	0	0.25%	8.4%	12/31/2016	1.00	0	0	0.00%	8.7%
12/31/2015	0.91	0	0	0.50%	-5.3%	12/31/2015	0.91	0	0	0.25%	-5.0%	12/31/2015	0.92	0	0	0.00%	-4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	1.4%
2017	0.1%
2016	0.4%
2015	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Baron Emerging Markets Fund R6 Class - 06-3J9 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	17.3%	12/31/2019	$1.09	0	$0	1.00%	17.6%	12/31/2019	$1.10	0	$0	0.75%	17.9%
12/31/2018	0.93	0	0	1.25%	-7.0%	12/31/2018	0.93	0	0	1.00%	-7.0%	12/31/2018	0.93	0	0	0.75%	-6.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	18.2%	12/31/2019	$1.10	0	$0	0.25%	18.5%	12/31/2019	$1.11	0	$0	0.00%	18.8%
12/31/2018	0.93	0	0	0.50%	-6.8%	12/31/2018	0.93	0	0	0.25%	-6.8%	12/31/2018	0.93	0	0	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Baron Asset R6 Class - 06-47Y (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	1.25%	3.9%	12/31/2019	$1.04	0	$0	1.00%	4.0%	12/31/2019	$1.04	0	$0	0.75%	4.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	0.50%	4.1%	12/31/2019	$1.04	0	$0	0.25%	4.2%	12/31/2019	$1.04	0	$0	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Global Allocation Fund Institutional Class - 06-528
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,497,325	$1,513,698	77,497
Receivables: investments sold	698
Payables: investments purchased	-
Net assets	$1,498,023

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,498,023	794,761	$1.88
Band 100	-	-	1.94
Band 75	-	-	1.99
Band 50	-	-	2.04
Band 25	-	-	2.10
Band 0	-	-	2.15
Total	$1,498,023	794,761

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$20,701
Mortality & expense charges	(18,189)
Net investment income (loss)	2,512

Gain (loss) on investments:
Net realized gain (loss)	(13,965)
Realized gain distributions	62,438
Net change in unrealized appreciation (depreciation)	164,833
Net gain (loss)	213,306

Increase (decrease) in net assets from operations	$215,818

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,512	$(7,493)
Net realized gain (loss)	(13,965)	(1,157)
Realized gain distributions	62,438	60,493
Net change in unrealized appreciation (depreciation)	164,833	(181,273)

Increase (decrease) in net assets from operations	215,818	(129,430)

Contract owner transactions:
Proceeds from units sold	168,643	193,286
Cost of units redeemed	(274,062)	(669,190)
Account charges	(852)	(1,037)
Increase (decrease)	(106,271)	(476,941)
Net increase (decrease)	109,547	(606,371)
Net assets, beginning	1,388,476	1,994,847
Net assets, ending	$1,498,023	$1,388,476

Units sold	95,812	109,934
Units redeemed	(156,175)	(378,640)
Net increase (decrease)	(60,363)	(268,706)
Units outstanding, beginning	855,124	1,123,830
Units outstanding, ending	794,761	855,124

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,537,650
Cost of units redeemed/account charges	(4,726,857)
Net investment income (loss)	31,202
Net realized gain (loss)	5,183
Realized gain distributions	667,218
Net change in unrealized appreciation (depreciation)	(16,373)
Net assets	$1,498,023

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.88	795	$1,498	1.25%	16.1%	12/31/2019	$1.94	0	$0	1.00%	16.4%	12/31/2019	$1.99	0	$0	0.75%	16.7%
12/31/2018	1.62	855	1,388	1.25%	-8.5%	12/31/2018	1.66	0	0	1.00%	-8.3%	12/31/2018	1.70	0	0	0.75%	-8.1%
12/31/2017	1.78	1,124	1,995	1.25%	12.2%	12/31/2017	1.81	0	0	1.00%	12.5%	12/31/2017	1.85	0	0	0.75%	12.8%
12/31/2016	1.58	1,910	3,022	1.25%	2.8%	12/31/2016	1.61	0	0	1.00%	3.1%	12/31/2016	1.64	0	0	0.75%	3.3%
12/31/2015	1.54	1,762	2,712	1.25%	-2.1%	12/31/2015	1.56	0	0	1.00%	-1.8%	12/31/2015	1.59	0	0	0.75%	-1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.04	0	$0	0.50%	17.0%	12/31/2019	$2.10	0	$0	0.25%	17.3%	12/31/2019	$2.15	0	$0	0.00%	17.5%
12/31/2018	1.75	0	0	0.50%	-7.8%	12/31/2018	1.79	0	0	0.25%	-7.6%	12/31/2018	1.83	0	0	0.00%	-7.4%
12/31/2017	1.89	0	0	0.50%	13.0%	12/31/2017	1.94	0	0	0.25%	13.3%	12/31/2017	1.98	0	0	0.00%	13.6%
12/31/2016	1.68	0	0	0.50%	3.6%	12/31/2016	1.71	0	0	0.25%	3.8%	12/31/2016	1.74	0	0	0.00%	4.1%
12/31/2015	1.62	0	0	0.50%	-1.3%	12/31/2015	1.65	0	0	0.25%	-1.1%	12/31/2015	1.67	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	0.8%
2017	1.0%
2016	1.3%
2015	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock GNMA Portfolio Service Class - 06-588
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,075,165	$1,081,770	114,740
Receivables: investments sold	3,390
Payables: investments purchased	-
Net assets	$1,078,555

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,078,555	1,034,455	$1.04
Band 100	-	-	1.06
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.13
Band 0	-	-	1.15
Total	$1,078,555	1,034,455

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$26,607
Mortality & expense charges	(10,644)
Net investment income (loss)	15,963

Gain (loss) on investments:
Net realized gain (loss)	(10,945)
Realized gain distributions	438
Net change in unrealized appreciation (depreciation)	30,112
Net gain (loss)	19,605

Increase (decrease) in net assets from operations	$35,568

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$15,963	$21,159
Net realized gain (loss)	(10,945)	(40,320)
Realized gain distributions	438	1,295
Net change in unrealized appreciation (depreciation)	30,112	2,735

Increase (decrease) in net assets from operations	35,568	(15,131)

Contract owner transactions:
Proceeds from units sold	551,740	145,176
Cost of units redeemed	(211,477)	(663,604)
Account charges	(283)	(697)
Increase (decrease)	339,980	(519,125)
Net increase (decrease)	375,548	(534,256)
Net assets, beginning	703,007	1,237,263
Net assets, ending	$1,078,555	$703,007

Units sold	537,783	146,913
Units redeemed	(210,733)	(670,271)
Net increase (decrease)	327,050	(523,358)
Units outstanding, beginning	707,405	1,230,763
Units outstanding, ending	1,034,455	707,405

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,877,265
Cost of units redeemed/account charges	(2,838,505)
Net investment income (loss)	85,608
Net realized gain (loss)	(41,387)
Realized gain distributions	2,179
Net change in unrealized appreciation (depreciation)	(6,605)
Net assets	$1,078,555

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	1,034	$1,079	1.25%	4.9%	12/31/2019	$1.06	0	$0	1.00%	5.2%	12/31/2019	$1.08	0	$0	0.75%	5.4%
12/31/2018	0.99	707	703	1.25%	-1.1%	12/31/2018	1.01	0	0	1.00%	-0.9%	12/31/2018	1.03	0	0	0.75%	-0.6%
12/31/2017	1.01	1,231	1,237	1.25%	-0.1%	12/31/2017	1.02	0	0	1.00%	0.1%	12/31/2017	1.03	0	0	0.75%	0.4%
12/31/2016	1.01	1,082	1,089	1.25%	0.0%	12/31/2016	1.02	0	0	1.00%	0.3%	12/31/2016	1.03	0	0	0.75%	0.5%
12/31/2015	1.01	918	924	1.25%	-0.6%	12/31/2015	1.02	0	0	1.00%	-0.3%	12/31/2015	1.02	0	0	0.75%	-0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	5.7%	12/31/2019	$1.13	0	$0	0.25%	6.0%	12/31/2019	$1.15	0	$0	0.00%	6.2%
12/31/2018	1.04	0	0	0.50%	-0.4%	12/31/2018	1.06	0	0	0.25%	-0.1%	12/31/2018	1.08	0	0	0.00%	0.1%
12/31/2017	1.05	0	0	0.50%	0.6%	12/31/2017	1.06	0	0	0.25%	0.9%	12/31/2017	1.08	0	0	0.00%	1.1%
12/31/2016	1.04	0	0	0.50%	0.8%	12/31/2016	1.05	0	0	0.25%	1.0%	12/31/2016	1.07	0	0	0.00%	1.3%
12/31/2015	1.03	0	0	0.50%	0.2%	12/31/2015	1.04	0	0	0.25%	0.4%	12/31/2015	1.05	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.0%
2018	3.5%
2017	2.9%
2016	2.6%
2015	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Equity Dividend Fund Institutional Class - 06-587
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$879,405	$942,074	42,104
Receivables: investments sold	-
Payables: investments purchased	(258)
Net assets	$879,147

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$879,147	405,883	$2.17
Band 100	-	-	2.21
Band 75	-	-	2.25
Band 50	-	-	2.29
Band 25	-	-	2.34
Band 0	-	-	2.38
Total	$879,147	405,883

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$15,768
Mortality & expense charges	(9,916)
Net investment income (loss)	5,852

Gain (loss) on investments:
Net realized gain (loss)	(9,432)
Realized gain distributions	87,971
Net change in unrealized appreciation (depreciation)	98,268
Net gain (loss)	176,807

Increase (decrease) in net assets from operations	$182,659

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,852	$5,300
Net realized gain (loss)	(9,432)	(7,953)
Realized gain distributions	87,971	78,529
Net change in unrealized appreciation (depreciation)	98,268	(138,004)

Increase (decrease) in net assets from operations	182,659	(62,128)

Contract owner transactions:
Proceeds from units sold	38,224	75,559
Cost of units redeemed	(72,019)	(366,011)
Account charges	(861)	(817)
Increase (decrease)	(34,656)	(291,269)
Net increase (decrease)	148,003	(353,397)
Net assets, beginning	731,144	1,084,541
Net assets, ending	$879,147	$731,144

Units sold	19,581	42,398
Units redeemed	(38,801)	(195,341)
Net increase (decrease)	(19,220)	(152,943)
Units outstanding, beginning	425,103	578,046
Units outstanding, ending	405,883	425,103

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$19,798,285
Cost of units redeemed/account charges	(20,059,516)
Net investment income (loss)	100,856
Net realized gain (loss)	277,115
Realized gain distributions	825,076
Net change in unrealized appreciation (depreciation)	(62,669)
Net assets	$879,147

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.17	406	$879	1.25%	25.9%	12/31/2019	$2.21	0	$0	1.00%	26.3%	12/31/2019	$2.25	0	$0	0.75%	26.6%
12/31/2018	1.72	425	731	1.25%	-8.3%	12/31/2018	1.75	0	0	1.00%	-8.1%	12/31/2018	1.78	0	0	0.75%	-7.9%
12/31/2017	1.88	578	1,085	1.25%	15.3%	12/31/2017	1.90	0	0	1.00%	15.6%	12/31/2017	1.93	0	0	0.75%	15.9%
12/31/2016	1.63	569	926	1.25%	14.8%	12/31/2016	1.65	0	0	1.00%	15.1%	12/31/2016	1.66	0	0	0.75%	15.3%
12/31/2015	1.42	678	962	1.25%	-1.3%	12/31/2015	1.43	0	0	1.00%	-1.1%	12/31/2015	1.44	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.29	0	$0	0.50%	26.9%	12/31/2019	$2.34	0	$0	0.25%	27.2%	12/31/2019	$2.38	0	$0	0.00%	27.5%
12/31/2018	1.81	0	0	0.50%	-7.6%	12/31/2018	1.84	0	0	0.25%	-7.4%	12/31/2018	1.87	0	0	0.00%	-7.2%
12/31/2017	1.96	0	0	0.50%	16.2%	12/31/2017	1.98	0	0	0.25%	16.5%	12/31/2017	2.01	0	0	0.00%	16.8%
12/31/2016	1.68	0	0	0.50%	15.6%	12/31/2016	1.70	0	0	0.25%	15.9%	12/31/2016	1.72	0	0	0.00%	16.2%
12/31/2015	1.46	0	0	0.50%	-0.6%	12/31/2015	1.47	0	0	0.25%	-0.3%	12/31/2015	1.48	0	0	0.00%	-0.1%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.0%
2018	1.7%
2017	1.8%
2016	2.1%
2015	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Global Allocation Fund R Class - 06-527
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,201,878	$2,221,098	120,982
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$2,201,873

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,049,642	1,160,764	$1.77
Band 100	152,231	83,943	1.81
Band 75	-	-	1.86
Band 50	-	-	1.91
Band 25	-	-	1.96
Band 0	-	-	2.02
Total	$2,201,873	1,244,707

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$19,652
Mortality & expense charges	(28,453)
Net investment income (loss)	(8,801)

Gain (loss) on investments:
Net realized gain (loss)	(32,082)
Realized gain distributions	105,746
Net change in unrealized appreciation (depreciation)	263,401
Net gain (loss)	337,065

Increase (decrease) in net assets from operations	$328,264

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,801)	$(24,173)
Net realized gain (loss)	(32,082)	(4,356)
Realized gain distributions	105,746	102,010
Net change in unrealized appreciation (depreciation)	263,401	(298,358)

Increase (decrease) in net assets from operations	328,264	(224,877)

Contract owner transactions:
Proceeds from units sold	369,066	387,895
Cost of units redeemed	(722,513)	(309,734)
Account charges	(3,073)	(3,211)
Increase (decrease)	(356,520)	74,950
Net increase (decrease)	(28,256)	(149,927)
Net assets, beginning	2,230,129	2,380,056
Net assets, ending	$2,201,873	$2,230,129

Units sold	222,473	235,061
Units redeemed	(432,258)	(191,810)
Net increase (decrease)	(209,785)	43,251
Units outstanding, beginning	1,454,492	1,411,241
Units outstanding, ending	1,244,707	1,454,492

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$10,369,451
Cost of units redeemed/account charges	(9,138,849)
Net investment income (loss)	(30,645)
Net realized gain (loss)	(166,462)
Realized gain distributions	1,187,598
Net change in unrealized appreciation (depreciation)	(19,220)
Net assets	$2,201,873

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.77	1,161	$2,050	1.25%	15.3%	12/31/2019	$1.81	84	$152	1.00%	15.6%	12/31/2019	$1.86	0	$0	0.75%	15.9%
12/31/2018	1.53	1,364	2,089	1.25%	-9.1%	12/31/2018	1.57	90	142	1.00%	-8.8%	12/31/2018	1.61	0	0	0.75%	-8.6%
12/31/2017	1.68	1,300	2,188	1.25%	11.5%	12/31/2017	1.72	111	192	1.00%	11.8%	12/31/2017	1.76	0	0	0.75%	12.1%
12/31/2016	1.51	1,857	2,803	1.25%	2.2%	12/31/2016	1.54	189	291	1.00%	2.4%	12/31/2016	1.57	0	0	0.75%	2.7%
12/31/2015	1.48	2,255	3,332	1.25%	-2.6%	12/31/2015	1.50	148	223	1.00%	-2.4%	12/31/2015	1.53	0	0	0.75%	-2.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.91	0	$0	0.50%	16.2%	12/31/2019	$1.96	0	$0	0.25%	16.5%	12/31/2019	$2.02	0	$0	0.00%	16.8%
12/31/2018	1.65	0	0	0.50%	-8.4%	12/31/2018	1.69	0	0	0.25%	-8.1%	12/31/2018	1.73	0	0	0.00%	-7.9%
12/31/2017	1.80	0	0	0.50%	12.4%	12/31/2017	1.84	0	0	0.25%	12.7%	12/31/2017	1.88	0	0	0.00%	12.9%
12/31/2016	1.60	0	0	0.50%	2.9%	12/31/2016	1.63	0	0	0.25%	3.2%	12/31/2016	1.66	0	0	0.00%	3.4%
12/31/2015	1.55	0	0	0.50%	-1.9%	12/31/2015	1.58	0	0	0.25%	-1.7%	12/31/2015	1.61	296	475	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	0.3%
2017	0.7%
2016	0.6%
2015	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Total Return Fund A Class - 06-093
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$113,481	$113,191	11,112
Receivables: investments sold	19,203
Payables: investments purchased	-
Net assets	$132,684

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$132,684	123,751	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$132,684	123,751

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$32,265
Mortality & expense charges	(13,891)
Net investment income (loss)	18,374

Gain (loss) on investments:
Net realized gain (loss)	27,987
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	39,790
Net gain (loss)	67,777

Increase (decrease) in net assets from operations	$86,151

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$18,374	$21,833
Net realized gain (loss)	27,987	(15,440)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	39,790	(38,256)

Increase (decrease) in net assets from operations	86,151	(31,863)

Contract owner transactions:
Proceeds from units sold	221,829	299,310
Cost of units redeemed	(1,301,847)	(455,978)
Account charges	(2,268)	(3,271)
Increase (decrease)	(1,082,286)	(159,939)
Net increase (decrease)	(996,135)	(191,802)
Net assets, beginning	1,128,819	1,320,621
Net assets, ending	$132,684	$1,128,819

Units sold	211,481	304,051
Units redeemed	(1,226,981)	(465,070)
Net increase (decrease)	(1,015,500)	(161,019)
Units outstanding, beginning	1,139,251	1,300,270
Units outstanding, ending	123,751	1,139,251

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,086,752
Cost of units redeemed/account charges	(2,043,285)
Net investment income (loss)	73,321
Net realized gain (loss)	12,154
Realized gain distributions	3,452
Net change in unrealized appreciation (depreciation)	290
Net assets	$132,684

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	124	$133	1.25%	8.2%	12/31/2019	$1.09	0	$0	1.00%	8.5%	12/31/2019	$1.10	0	$0	0.75%	8.8%
12/31/2018	0.99	1,139	1,129	1.25%	-2.4%	12/31/2018	1.00	0	0	1.00%	-2.2%	12/31/2018	1.01	0	0	0.75%	-2.0%
12/31/2017	1.02	1,300	1,321	1.25%	2.5%	12/31/2017	1.02	0	0	1.00%	2.8%	12/31/2017	1.03	0	0	0.75%	3.0%
12/31/2016	0.99	1,244	1,232	1.25%	1.9%	12/31/2016	1.00	0	0	1.00%	2.2%	12/31/2016	1.00	0	0	0.75%	2.4%
12/31/2015	0.97	865	841	1.25%	-2.8%	12/31/2015	0.97	0	0	1.00%	-2.6%	12/31/2015	0.98	0	0	0.75%	-2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	9.0%	12/31/2019	$1.13	0	$0	0.25%	9.3%	12/31/2019	$1.14	0	$0	0.00%	9.6%
12/31/2018	1.02	0	0	0.50%	-1.7%	12/31/2018	1.03	0	0	0.25%	-1.5%	12/31/2018	1.04	0	0	0.00%	-1.2%
12/31/2017	1.04	0	0	0.50%	3.3%	12/31/2017	1.05	0	0	0.25%	3.6%	12/31/2017	1.05	0	0	0.00%	3.8%
12/31/2016	1.01	0	0	0.50%	2.7%	12/31/2016	1.01	0	0	0.25%	2.9%	12/31/2016	1.02	0	0	0.00%	3.2%
12/31/2015	0.98	0	0	0.50%	-2.1%	12/31/2015	0.98	0	0	0.25%	-1.9%	12/31/2015	0.98	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.1%
2018	3.1%
2017	2.7%
2016	2.3%
2015	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Total Return Fund R Class - 06-901
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$194,548	$190,413	16,378
Receivables: investments sold	1,017
Payables: investments purchased	-
Net assets	$195,565

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$195,565	184,691	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.13
Total	$195,565	184,691

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,225
Mortality & expense charges	(2,019)
Net investment income (loss)	2,206

Gain (loss) on investments:
Net realized gain (loss)	(3,174)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	12,215
Net gain (loss)	9,041

Increase (decrease) in net assets from operations	$11,247

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,206	$2,805
Net realized gain (loss)	(3,174)	(1,559)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	12,215	(6,124)

Increase (decrease) in net assets from operations	11,247	(4,878)

Contract owner transactions:
Proceeds from units sold	63,279	51,577
Cost of units redeemed	(68,316)	(35,818)
Account charges	(142)	(120)
Increase (decrease)	(5,179)	15,639
Net increase (decrease)	6,068	10,761
Net assets, beginning	189,497	178,736
Net assets, ending	$195,565	$189,497

Units sold	61,005	52,331
Units redeemed	(69,309)	(36,486)
Net increase (decrease)	(8,304)	15,845
Units outstanding, beginning	192,995	177,150
Units outstanding, ending	184,691	192,995

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$313,336
Cost of units redeemed/account charges	(124,733)
Net investment income (loss)	7,413
Net realized gain (loss)	(4,586)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,135
Net assets	$195,565

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	185	$196	1.25%	7.8%	12/31/2019	$1.07	0	$0	1.00%	8.1%	12/31/2019	$1.09	0	$0	0.75%	8.4%
12/31/2018	0.98	193	189	1.25%	-2.7%	12/31/2018	0.99	0	0	1.00%	-2.4%	12/31/2018	1.00	0	0	0.75%	-2.2%
12/31/2017	1.01	177	179	1.25%	2.4%	12/31/2017	1.02	0	0	1.00%	2.6%	12/31/2017	1.02	0	0	0.75%	2.9%
12/31/2016	0.99	117	115	1.25%	1.7%	12/31/2016	0.99	0	0	1.00%	1.9%	12/31/2016	1.00	0	0	0.75%	2.2%
12/31/2015	0.97	0	0	1.25%	-3.0%	12/31/2015	0.97	0	0	1.00%	-2.8%	12/31/2015	0.97	0	0	0.75%	-2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	8.7%	12/31/2019	$1.11	0	$0	0.25%	8.9%	12/31/2019	$1.13	0	$0	0.00%	9.2%
12/31/2018	1.01	0	0	0.50%	-1.9%	12/31/2018	1.02	0	0	0.25%	-1.7%	12/31/2018	1.03	0	0	0.00%	-1.5%
12/31/2017	1.03	0	0	0.50%	3.1%	12/31/2017	1.04	0	0	0.25%	3.4%	12/31/2017	1.05	0	0	0.00%	3.6%
12/31/2016	1.00	0	0	0.50%	2.4%	12/31/2016	1.01	0	0	0.25%	2.7%	12/31/2016	1.01	0	0	0.00%	2.9%
12/31/2015	0.98	0	0	0.50%	-2.3%	12/31/2015	0.98	0	0	0.25%	-2.1%	12/31/2015	0.98	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	2.8%
2017	2.4%
2016	2.1%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Health Sciences Opportunities Portfolio Institutional Class - 06-CGM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,045,209	$1,844,230	29,847
Receivables: investments sold	-
Payables: investments purchased	(13,468)
Net assets	$2,031,741

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,031,741	1,292,510	$1.57
Band 100	-	-	1.59
Band 75	-	-	1.60
Band 50	-	-	1.62
Band 25	-	-	1.64
Band 0	-	-	1.65
Total	$2,031,741	1,292,510

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$9,594
Mortality & expense charges	(12,342)
Net investment income (loss)	(2,748)

Gain (loss) on investments:
Net realized gain (loss)	7,971
Realized gain distributions	68,810
Net change in unrealized appreciation (depreciation)	241,985
Net gain (loss)	318,766

Increase (decrease) in net assets from operations	$316,018

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,748)	$(2,843)
Net realized gain (loss)	7,971	27,725
Realized gain distributions	68,810	36,991
Net change in unrealized appreciation (depreciation)	241,985	(56,333)

Increase (decrease) in net assets from operations	316,018	5,540

Contract owner transactions:
Proceeds from units sold	1,591,597	477,996
Cost of units redeemed	(368,457)	(232,134)
Account charges	(298)	(82)
Increase (decrease)	1,222,842	245,780
Net increase (decrease)	1,538,860	251,320
Net assets, beginning	492,881	241,561
Net assets, ending	$2,031,741	$492,881

Units sold	1,168,846	364,211
Units redeemed	(265,382)	(179,040)
Net increase (decrease)	903,464	185,171
Units outstanding, beginning	389,046	203,875
Units outstanding, ending	1,292,510	389,046

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,463,726
Cost of units redeemed/account charges	(780,473)
Net investment income (loss)	(7,524)
Net realized gain (loss)	40,066
Realized gain distributions	114,967
Net change in unrealized appreciation (depreciation)	200,979
Net assets	$2,031,741

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.57	1,293	$2,032	1.25%	24.1%	12/31/2019	$1.59	0	$0	1.00%	24.4%	12/31/2019	$1.60	0	$0	0.75%	24.7%
12/31/2018	1.27	389	493	1.25%	6.9%	12/31/2018	1.28	0	0	1.00%	7.2%	12/31/2018	1.29	0	0	0.75%	7.5%
12/31/2017	1.18	204	242	1.25%	23.6%	12/31/2017	1.19	0	0	1.00%	23.9%	12/31/2017	1.20	0	0	0.75%	24.2%
12/31/2016	0.96	71	68	1.25%	-7.0%	12/31/2016	0.96	0	0	1.00%	-6.7%	12/31/2016	0.96	0	0	0.75%	-6.5%
12/31/2015	1.03	0	0	1.25%	3.0%	12/31/2015	1.03	0	0	1.00%	3.1%	12/31/2015	1.03	0	0	0.75%	3.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.62	0	$0	0.50%	25.0%	12/31/2019	$1.64	0	$0	0.25%	25.3%	12/31/2019	$1.65	0	$0	0.00%	25.6%
12/31/2018	1.30	0	0	0.50%	7.7%	12/31/2018	1.31	0	0	0.25%	8.0%	12/31/2018	1.32	0	0	0.00%	8.3%
12/31/2017	1.20	0	0	0.50%	24.5%	12/31/2017	1.21	0	0	0.25%	24.8%	12/31/2017	1.22	0	0	0.00%	25.2%
12/31/2016	0.97	0	0	0.50%	-6.3%	12/31/2016	0.97	0	0	0.25%	-6.0%	12/31/2016	0.97	0	0	0.00%	-5.8%
12/31/2015	1.03	0	0	0.50%	3.1%	12/31/2015	1.03	0	0	0.25%	3.1%	12/31/2015	1.03	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.8%
2018	0.5%
2017	0.1%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Health Sciences Opportunities Portfolio R Class - 06-CGN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$63,950	$58,281	1,480
Receivables: investments sold	29,438
Payables: investments purchased	-
Net assets	$93,388

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$80,323	52,377	$1.53
Band 100	13,065	8,432	1.55
Band 75	-	-	1.57
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.61
Total	$93,388	60,809

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$73
Mortality & expense charges	(840)
Net investment income (loss)	(767)

Gain (loss) on investments:
Net realized gain (loss)	7,729
Realized gain distributions	3,321
Net change in unrealized appreciation (depreciation)	5,583
Net gain (loss)	16,633

Increase (decrease) in net assets from operations	$15,866

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(767)	$(339)
Net realized gain (loss)	7,729	301
Realized gain distributions	3,321	2,324
Net change in unrealized appreciation (depreciation)	5,583	(684)

Increase (decrease) in net assets from operations	15,866	1,602

Contract owner transactions:
Proceeds from units sold	121,109	5,906
Cost of units redeemed	(73,178)	(2,506)
Account charges	(22)	-
Increase (decrease)	47,909	3,400
Net increase (decrease)	63,775	5,002
Net assets, beginning	29,613	24,611
Net assets, ending	$93,388	$29,613

Units sold	88,078	4,698
Units redeemed	(51,016)	(1,939)
Net increase (decrease)	37,062	2,759
Units outstanding, beginning	23,747	20,988
Units outstanding, ending	60,809	23,747

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$150,341
Cost of units redeemed/account charges	(76,148)
Net investment income (loss)	(1,273)
Net realized gain (loss)	8,077
Realized gain distributions	6,722
Net change in unrealized appreciation (depreciation)	5,669
Net assets	$93,388

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.53	52	$80	1.25%	23.3%	12/31/2019	$1.55	8	$13	1.00%	23.6%	12/31/2019	$1.57	0	$0	0.75%	24.0%
12/31/2018	1.24	15	19	1.25%	6.3%	12/31/2018	1.25	9	11	1.00%	6.6%	12/31/2018	1.26	0	0	0.75%	6.8%
12/31/2017	1.17	12	14	1.25%	22.9%	12/31/2017	1.18	9	11	1.00%	23.2%	12/31/2017	1.18	0	0	0.75%	23.5%
12/31/2016	0.95	0	0	1.25%	-7.5%	12/31/2016	0.95	10	9	1.00%	-7.3%	12/31/2016	0.96	0	0	0.75%	-7.1%
12/31/2015	1.03	0	0	1.25%	3.0%	12/31/2015	1.03	0	0	1.00%	3.0%	12/31/2015	1.03	0	0	0.75%	3.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.58	0	$0	0.50%	24.3%	12/31/2019	$1.60	0	$0	0.25%	24.6%	12/31/2019	$1.61	0	$0	0.00%	24.9%
12/31/2018	1.27	0	0	0.50%	7.1%	12/31/2018	1.28	0	0	0.25%	7.4%	12/31/2018	1.29	0	0	0.00%	7.6%
12/31/2017	1.19	0	0	0.50%	23.8%	12/31/2017	1.19	0	0	0.25%	24.1%	12/31/2017	1.20	0	0	0.00%	24.4%
12/31/2016	0.96	0	0	0.50%	-6.8%	12/31/2016	0.96	0	0	0.25%	-6.6%	12/31/2016	0.97	0	0	0.00%	-6.4%
12/31/2015	1.03	0	0	0.50%	3.1%	12/31/2015	1.03	0	0	0.25%	3.1%	12/31/2015	1.03	0	0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.1%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock High Yield Bond Portfolio Service Class - 06-CHP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$93,984	$92,663	12,143
Receivables: investments sold	489
Payables: investments purchased	-
Net assets	$94,473

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$94,473	74,621	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$94,473	74,621

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,334
Mortality & expense charges	(312)
Net investment income (loss)	1,022

Gain (loss) on investments:
Net realized gain (loss)	751
Realized gain distributions	104
Net change in unrealized appreciation (depreciation)	1,453
Net gain (loss)	2,308

Increase (decrease) in net assets from operations	$3,330

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,022	$23
Net realized gain (loss)	751	9
Realized gain distributions	104	11
Net change in unrealized appreciation (depreciation)	1,453	(149)

Increase (decrease) in net assets from operations	3,330	(106)

Contract owner transactions:
Proceeds from units sold	267,938	8,105
Cost of units redeemed	(184,705)	(561)
Account charges	(56)	(11)
Increase (decrease)	83,177	7,533
Net increase (decrease)	86,507	7,427
Net assets, beginning	7,966	539
Net assets, ending	$94,473	$7,966

Units sold	224,596	7,188
Units redeemed	(157,133)	(493)
Net increase (decrease)	67,463	6,695
Units outstanding, beginning	7,158	463
Units outstanding, ending	74,621	7,158

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$276,837
Cost of units redeemed/account charges	(185,644)
Net investment income (loss)	1,073
Net realized gain (loss)	770
Realized gain distributions	116
Net change in unrealized appreciation (depreciation)	1,321
Net assets	$94,473

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	75	$94	1.25%	13.8%	12/31/2019	$1.28	0	$0	1.00%	14.0%	12/31/2019	$1.29	0	$0	0.75%	14.3%
12/31/2018	1.11	7	8	1.25%	-4.4%	12/31/2018	1.12	0	0	1.00%	-4.1%	12/31/2018	1.13	0	0	0.75%	-3.9%
12/31/2017	1.16	0	1	1.25%	6.6%	12/31/2017	1.17	0	0	1.00%	6.8%	12/31/2017	1.18	0	0	0.75%	7.1%
12/31/2016	1.09	0	0	1.25%	12.2%	12/31/2016	1.10	0	0	1.00%	12.5%	12/31/2016	1.10	0	0	0.75%	12.8%
12/31/2015	0.97	0	0	1.25%	-2.7%	12/31/2015	0.97	0	0	1.00%	-2.6%	12/31/2015	0.97	0	0	0.75%	-2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	0	$0	0.50%	14.6%	12/31/2019	$1.32	0	$0	0.25%	14.9%	12/31/2019	$1.33	0	$0	0.00%	15.2%
12/31/2018	1.14	0	0	0.50%	-3.6%	12/31/2018	1.15	0	0	0.25%	-3.4%	12/31/2018	1.16	0	0	0.00%	-3.2%
12/31/2017	1.18	0	0	0.50%	7.3%	12/31/2017	1.19	0	0	0.25%	7.6%	12/31/2017	1.19	0	0	0.00%	7.9%
12/31/2016	1.10	0	0	0.50%	13.0%	12/31/2016	1.10	0	0	0.25%	13.3%	12/31/2016	1.11	0	0	0.00%	13.6%
12/31/2015	0.97	0	0	0.50%	-2.6%	12/31/2015	0.97	0	0	0.25%	-2.6%	12/31/2015	0.97	0	0	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.6%
2018	0.7%
2017	5.5%
2016	6.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock High Yield Bond Portfolio R Class - 06-CHR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,182	$20,783	2,724
Receivables: investments sold	-
Payables: investments purchased	(16)
Net assets	$21,166

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,166	16,981	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$21,166	16,981

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$972
Mortality & expense charges	(239)
Net investment income (loss)	733

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	23
Net change in unrealized appreciation (depreciation)	1,539
Net gain (loss)	1,562

Increase (decrease) in net assets from operations	$2,295

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$733	$458
Net realized gain (loss)	-	(2)
Realized gain distributions	23	23
Net change in unrealized appreciation (depreciation)	1,539	(1,139)

Increase (decrease) in net assets from operations	2,295	(660)

Contract owner transactions:
Proceeds from units sold	3,263	16,019
Cost of units redeemed	(505)	(1)
Account charges	(67)	(51)
Increase (decrease)	2,691	15,967
Net increase (decrease)	4,986	15,307
Net assets, beginning	16,180	873
Net assets, ending	$21,166	$16,180

Units sold	2,736	14,008
Units redeemed	(473)	(46)
Net increase (decrease)	2,263	13,962
Units outstanding, beginning	14,718	756
Units outstanding, ending	16,981	14,718

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$20,146
Cost of units redeemed/account charges	(629)
Net investment income (loss)	1,205
Net realized gain (loss)	(2)
Realized gain distributions	47
Net change in unrealized appreciation (depreciation)	399
Net assets	$21,166

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	17	$21	1.25%	13.4%	12/31/2019	$1.26	0	$0	1.00%	13.7%	12/31/2019	$1.27	0	$0	0.75%	14.0%
12/31/2018	1.10	15	16	1.25%	-4.8%	12/31/2018	1.11	0	0	1.00%	-4.6%	12/31/2018	1.12	0	0	0.75%	-4.4%
12/31/2017	1.16	1	1	1.25%	6.2%	12/31/2017	1.16	0	0	1.00%	6.5%	12/31/2017	1.17	0	0	0.75%	6.7%
12/31/2016	1.09	0	0	1.25%	11.8%	12/31/2016	1.09	0	0	1.00%	12.1%	12/31/2016	1.09	0	0	0.75%	12.4%
12/31/2015	0.97	0	0	1.25%	-2.7%	12/31/2015	0.97	0	0	1.00%	-2.7%	12/31/2015	0.97	0	0	0.75%	-2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	0	$0	0.50%	14.2%	12/31/2019	$1.30	0	$0	0.25%	14.5%	12/31/2019	$1.31	0	$0	0.00%	14.8%
12/31/2018	1.13	0	0	0.50%	-4.1%	12/31/2018	1.13	0	0	0.25%	-3.9%	12/31/2018	1.14	0	0	0.00%	-3.6%
12/31/2017	1.17	0	0	0.50%	7.0%	12/31/2017	1.18	0	0	0.25%	7.3%	12/31/2017	1.19	0	0	0.00%	7.5%
12/31/2016	1.10	0	0	0.50%	12.6%	12/31/2016	1.10	0	0	0.25%	12.9%	12/31/2016	1.10	0	0	0.00%	13.2%
12/31/2015	0.97	0	0	0.50%	-2.6%	12/31/2015	0.97	0	0	0.25%	-2.6%	12/31/2015	0.97	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.2%
2018	7.1%
2017	4.1%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Global Dividend Portfolio K Class - 06-CVH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,626	$9,370	751
Receivables: investments sold	-
Payables: investments purchased	(19)
Net assets	$9,607

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,607	7,478	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$9,607	7,478

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$243
Mortality & expense charges	(100)
Net investment income (loss)	143

Gain (loss) on investments:
Net realized gain (loss)	15
Realized gain distributions	435
Net change in unrealized appreciation (depreciation)	919
Net gain (loss)	1,369

Increase (decrease) in net assets from operations	$1,512

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$143	$75
Net realized gain (loss)	15	(2)
Realized gain distributions	435	215
Net change in unrealized appreciation (depreciation)	919	(663)

Increase (decrease) in net assets from operations	1,512	(375)

Contract owner transactions:
Proceeds from units sold	4,252	10,621
Cost of units redeemed	(2,099)	(4,242)
Account charges	(61)	(1)
Increase (decrease)	2,092	6,378
Net increase (decrease)	3,604	6,003
Net assets, beginning	6,003	-
Net assets, ending	$9,607	$6,003

Units sold	3,610	9,433
Units redeemed	(1,802)	(3,763)
Net increase (decrease)	1,808	5,670
Units outstanding, beginning	5,670	-
Units outstanding, ending	7,478	5,670

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$14,873
Cost of units redeemed/account charges	(6,403)
Net investment income (loss)	218
Net realized gain (loss)	13
Realized gain distributions	650
Net change in unrealized appreciation (depreciation)	256
Net assets	$9,607

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	7	$10	1.25%	21.4%	12/31/2019	$1.29	0	$0	1.00%	21.7%	12/31/2019	$1.30	0	$0	0.75%	22.0%
12/31/2018	1.06	6	6	1.25%	-11.5%	12/31/2018	1.06	0	0	1.00%	-11.3%	12/31/2018	1.07	0	0	0.75%	-11.1%
12/31/2017	1.20	0	0	1.25%	18.5%	12/31/2017	1.20	0	0	1.00%	18.8%	12/31/2017	1.20	0	0	0.75%	19.1%
12/31/2016	1.01	0	0	1.25%	1.0%	12/31/2016	1.01	0	0	1.00%	1.0%	12/31/2016	1.01	0	0	0.75%	1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	0	$0	0.50%	22.3%	12/31/2019	$1.32	0	$0	0.25%	22.6%	12/31/2019	$1.33	0	$0	0.00%	22.9%
12/31/2018	1.08	0	0	0.50%	-10.9%	12/31/2018	1.08	0	0	0.25%	-10.6%	12/31/2018	1.09	0	0	0.00%	-10.4%
12/31/2017	1.21	0	0	0.50%	19.3%	12/31/2017	1.21	0	0	0.25%	19.6%	12/31/2017	1.21	0	0	0.00%	19.9%
12/31/2016	1.01	0	0	0.50%	1.1%	12/31/2016	1.01	0	0	0.25%	1.1%	12/31/2016	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.1%
2018	4.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Health Sciences Opportunities Portfolio K Class - 06-CVJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$409,810	$371,195	6,136
Receivables: investments sold	8,274
Payables: investments purchased	-
Net assets	$418,084

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$418,084	252,142	$1.66
Band 100	-	-	1.67
Band 75	-	-	1.68
Band 50	-	-	1.70
Band 25	-	-	1.71
Band 0	-	-	1.72
Total	$418,084	252,142

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,268
Mortality & expense charges	(3,675)
Net investment income (loss)	(1,407)

Gain (loss) on investments:
Net realized gain (loss)	4,522
Realized gain distributions	14,292
Net change in unrealized appreciation (depreciation)	49,111
Net gain (loss)	67,925

Increase (decrease) in net assets from operations	$66,518

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,407)	$(243)
Net realized gain (loss)	4,522	224
Realized gain distributions	14,292	10,198
Net change in unrealized appreciation (depreciation)	49,111	(10,448)

Increase (decrease) in net assets from operations	66,518	(269)

Contract owner transactions:
Proceeds from units sold	285,530	132,147
Cost of units redeemed	(70,125)	(13,042)
Account charges	(317)	(13)
Increase (decrease)	215,088	119,092
Net increase (decrease)	281,606	118,823
Net assets, beginning	136,478	17,655
Net assets, ending	$418,084	$136,478

Units sold	194,459	101,090
Units redeemed	(44,524)	(13,035)
Net increase (decrease)	149,935	88,055
Units outstanding, beginning	102,207	14,152
Units outstanding, ending	252,142	102,207

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$448,819
Cost of units redeemed/account charges	(96,931)
Net investment income (loss)	(1,655)
Net realized gain (loss)	4,746
Realized gain distributions	24,490
Net change in unrealized appreciation (depreciation)	38,615
Net assets	$418,084

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.66	252	$418	1.25%	24.2%	12/31/2019	$1.67	0	$0	1.00%	24.5%	12/31/2019	$1.68	0	$0	0.75%	24.8%
12/31/2018	1.34	102	136	1.25%	7.0%	12/31/2018	1.34	0	0	1.00%	7.3%	12/31/2018	1.35	0	0	0.75%	7.6%
12/31/2017	1.25	14	18	1.25%	23.8%	12/31/2017	1.25	0	0	1.00%	24.1%	12/31/2017	1.25	0	0	0.75%	24.4%
12/31/2016	1.01	0	0	1.25%	0.8%	12/31/2016	1.01	0	0	1.00%	0.8%	12/31/2016	1.01	0	0	0.75%	0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.70	0	$0	0.50%	25.1%	12/31/2019	$1.71	0	$0	0.25%	25.4%	12/31/2019	$1.72	0	$0	0.00%	25.7%
12/31/2018	1.36	0	0	0.50%	7.8%	12/31/2018	1.36	0	0	0.25%	8.1%	12/31/2018	1.37	0	0	0.00%	8.4%
12/31/2017	1.26	0	0	0.50%	24.7%	12/31/2017	1.26	0	0	0.25%	25.0%	12/31/2017	1.26	0	0	0.00%	25.3%
12/31/2016	1.01	0	0	0.50%	0.9%	12/31/2016	1.01	0	0	0.25%	0.9%	12/31/2016	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.8%
2018	0.8%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock LifePath Index 2025 Fund K Class - 06-CVM (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	0	$0	1.25%	17.5%	12/31/2019	$1.25	0	$0	1.00%	17.8%	12/31/2019	$1.26	0	$0	0.75%	18.1%
12/31/2018	1.06	0	0	1.25%	-6.0%	12/31/2018	1.06	0	0	1.00%	-5.7%	12/31/2018	1.07	0	0	0.75%	-5.5%
12/31/2017	1.13	0	0	1.25%	13.0%	12/31/2017	1.13	0	0	1.00%	13.3%	12/31/2017	1.13	0	0	0.75%	13.6%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	0	$0	0.50%	18.4%	12/31/2019	$1.28	0	$0	0.25%	18.7%	12/31/2019	$1.29	0	$0	0.00%	19.0%
12/31/2018	1.07	0	0	0.50%	-5.3%	12/31/2018	1.08	0	0	0.25%	-5.0%	12/31/2018	1.09	0	0	0.00%	-4.8%
12/31/2017	1.13	0	0	0.50%	13.9%	12/31/2017	1.14	0	0	0.25%	14.1%	12/31/2017	1.14	0	0	0.00%	14.4%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock LifePath Index 2030 Fund K Class - 06-CVN (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	0	$0	1.25%	19.6%	12/31/2019	$1.29	0	$0	1.00%	19.9%	12/31/2019	$1.30	0	$0	0.75%	20.2%
12/31/2018	1.07	0	0	1.25%	-6.7%	12/31/2018	1.07	0	0	1.00%	-6.5%	12/31/2018	1.08	0	0	0.75%	-6.3%
12/31/2017	1.14	0	0	1.25%	14.9%	12/31/2017	1.15	0	0	1.00%	15.2%	12/31/2017	1.15	0	0	0.75%	15.5%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	0	$0	0.50%	20.5%	12/31/2019	$1.32	0	$0	0.25%	20.8%	12/31/2019	$1.33	0	$0	0.00%	21.1%
12/31/2018	1.08	0	0	0.50%	-6.0%	12/31/2018	1.09	0	0	0.25%	-5.8%	12/31/2018	1.10	0	0	0.00%	-5.6%
12/31/2017	1.15	0	0	0.50%	15.8%	12/31/2017	1.16	0	0	0.25%	16.1%	12/31/2017	1.16	0	0	0.00%	16.4%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock LifePath Index 2035 Fund K Class - 06-CVP (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	0	$0	1.25%	21.6%	12/31/2019	$1.32	0	$0	1.00%	21.9%	12/31/2019	$1.33	0	$0	0.75%	22.2%
12/31/2018	1.08	0	0	1.25%	-7.5%	12/31/2018	1.08	0	0	1.00%	-7.3%	12/31/2018	1.09	0	0	0.75%	-7.1%
12/31/2017	1.16	0	0	1.25%	16.8%	12/31/2017	1.17	0	0	1.00%	17.1%	12/31/2017	1.17	0	0	0.75%	17.4%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	0	$0	0.50%	22.5%	12/31/2019	$1.35	0	$0	0.25%	22.8%	12/31/2019	$1.36	0	$0	0.00%	23.1%
12/31/2018	1.09	0	0	0.50%	-6.8%	12/31/2018	1.10	0	0	0.25%	-6.6%	12/31/2018	1.10	0	0	0.00%	-6.4%
12/31/2017	1.17	0	0	0.50%	17.7%	12/31/2017	1.18	0	0	0.25%	18.0%	12/31/2017	1.18	0	0	0.00%	18.3%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock LifePath Index 2040 Fund K Class - 06-CVR (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	0	$0	1.25%	23.5%	12/31/2019	$1.35	0	$0	1.00%	23.8%	12/31/2019	$1.36	0	$0	0.75%	24.1%
12/31/2018	1.08	0	0	1.25%	-8.2%	12/31/2018	1.09	0	0	1.00%	-8.0%	12/31/2018	1.09	0	0	0.75%	-7.8%
12/31/2017	1.18	0	0	1.25%	18.5%	12/31/2017	1.18	0	0	1.00%	18.8%	12/31/2017	1.19	0	0	0.75%	19.1%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	0	$0	0.50%	24.4%	12/31/2019	$1.38	0	$0	0.25%	24.7%	12/31/2019	$1.39	0	$0	0.00%	25.0%
12/31/2018	1.10	0	0	0.50%	-7.5%	12/31/2018	1.10	0	0	0.25%	-7.3%	12/31/2018	1.11	0	0	0.00%	-7.1%
12/31/2017	1.19	0	0	0.50%	19.4%	12/31/2017	1.19	0	0	0.25%	19.6%	12/31/2017	1.19	0	0	0.00%	19.9%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock LifePath Index 2045 Fund K Class - 06-CVT (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	0	$0	1.25%	24.7%	12/31/2019	$1.37	0	$0	1.00%	25.0%	12/31/2019	$1.38	0	$0	0.75%	25.3%
12/31/2018	1.09	0	0	1.25%	-8.7%	12/31/2018	1.09	0	0	1.00%	-8.4%	12/31/2018	1.10	0	0	0.75%	-8.2%
12/31/2017	1.19	0	0	1.25%	19.6%	12/31/2017	1.19	0	0	1.00%	19.9%	12/31/2017	1.20	0	0	0.75%	20.2%
12/31/2016	1.00	0	0	1.25%	-0.5%	12/31/2016	1.00	0	0	1.00%	-0.5%	12/31/2016	1.00	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	25.6%	12/31/2019	$1.40	0	$0	0.25%	25.9%	12/31/2019	$1.41	0	$0	0.00%	26.3%
12/31/2018	1.10	0	0	0.50%	-8.0%	12/31/2018	1.11	0	0	0.25%	-7.7%	12/31/2018	1.12	0	0	0.00%	-7.5%
12/31/2017	1.20	0	0	0.50%	20.5%	12/31/2017	1.20	0	0	0.25%	20.8%	12/31/2017	1.21	0	0	0.00%	21.1%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock LifePath Index 2050 Fund K Class - 06-CVV (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	0	$0	1.25%	25.2%	12/31/2019	$1.37	0	$0	1.00%	25.5%	12/31/2019	$1.38	0	$0	0.75%	25.8%
12/31/2018	1.09	0	0	1.25%	-9.0%	12/31/2018	1.09	0	0	1.00%	-8.7%	12/31/2018	1.10	0	0	0.75%	-8.5%
12/31/2017	1.19	0	0	1.25%	19.9%	12/31/2017	1.20	0	0	1.00%	20.2%	12/31/2017	1.20	0	0	0.75%	20.5%
12/31/2016	1.00	0	0	1.25%	-0.5%	12/31/2016	1.00	0	0	1.00%	-0.5%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	26.1%	12/31/2019	$1.40	0	$0	0.25%	26.5%	12/31/2019	$1.41	0	$0	0.00%	26.8%
12/31/2018	1.10	0	0	0.50%	-8.3%	12/31/2018	1.11	0	0	0.25%	-8.1%	12/31/2018	1.11	0	0	0.00%	-7.8%
12/31/2017	1.20	0	0	0.50%	20.8%	12/31/2017	1.21	0	0	0.25%	21.1%	12/31/2017	1.21	0	0	0.00%	21.4%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock LifePath Index 2055 Fund K Class - 06-CVW (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	0	$0	1.25%	25.3%	12/31/2019	$1.37	0	$0	1.00%	25.6%	12/31/2019	$1.38	0	$0	0.75%	25.9%
12/31/2018	1.09	0	0	1.25%	-9.0%	12/31/2018	1.09	0	0	1.00%	-8.8%	12/31/2018	1.10	0	0	0.75%	-8.5%
12/31/2017	1.19	0	0	1.25%	20.0%	12/31/2017	1.20	0	0	1.00%	20.3%	12/31/2017	1.20	0	0	0.75%	20.6%
12/31/2016	0.99	0	0	1.25%	-0.5%	12/31/2016	1.00	0	0	1.00%	-0.5%	12/31/2016	1.00	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	26.3%	12/31/2019	$1.40	0	$0	0.25%	26.6%	12/31/2019	$1.41	0	$0	0.00%	26.9%
12/31/2018	1.10	0	0	0.50%	-8.3%	12/31/2018	1.11	0	0	0.25%	-8.1%	12/31/2018	1.11	0	0	0.00%	-7.8%
12/31/2017	1.20	0	0	0.50%	20.9%	12/31/2017	1.21	0	0	0.25%	21.2%	12/31/2017	1.21	0	0	0.00%	21.5%
12/31/2016	1.00	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock LifePath Index 2060 Fund K Class - 06-CVX (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	0	$0	1.25%	25.3%	12/31/2019	$1.37	0	$0	1.00%	25.7%	12/31/2019	$1.38	0	$0	0.75%	26.0%
12/31/2018	1.09	0	0	1.25%	-9.0%	12/31/2018	1.09	0	0	1.00%	-8.8%	12/31/2018	1.10	0	0	0.75%	-8.5%
12/31/2017	1.19	0	0	1.25%	20.0%	12/31/2017	1.20	0	0	1.00%	20.3%	12/31/2017	1.20	0	0	0.75%	20.6%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	26.3%	12/31/2019	$1.40	0	$0	0.25%	26.6%	12/31/2019	$1.41	0	$0	0.00%	26.9%
12/31/2018	1.10	0	0	0.50%	-8.3%	12/31/2018	1.11	0	0	0.25%	-8.1%	12/31/2018	1.11	0	0	0.00%	-7.8%
12/31/2017	1.20	0	0	0.50%	20.9%	12/31/2017	1.21	0	0	0.25%	21.2%	12/31/2017	1.21	0	0	0.00%	21.5%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock LifePath Index Retirement Fund K Class - 06-CVY (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	1.25%	14.5%	12/31/2019	$1.20	0	$0	1.00%	14.7%	12/31/2019	$1.21	0	$0	0.75%	15.0%
12/31/2018	1.04	0	0	1.25%	-4.7%	12/31/2018	1.04	0	0	1.00%	-4.5%	12/31/2018	1.05	0	0	0.75%	-4.2%
12/31/2017	1.09	0	0	1.25%	9.4%	12/31/2017	1.09	0	0	1.00%	9.7%	12/31/2017	1.10	0	0	0.75%	9.9%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	0	$0	0.50%	15.3%	12/31/2019	$1.23	0	$0	0.25%	15.6%	12/31/2019	$1.24	0	$0	0.00%	15.9%
12/31/2018	1.05	0	0	0.50%	-4.0%	12/31/2018	1.06	0	0	0.25%	-3.7%	12/31/2018	1.07	0	0	0.00%	-3.5%
12/31/2017	1.10	0	0	0.50%	10.2%	12/31/2017	1.10	0	0	0.25%	10.5%	12/31/2017	1.10	0	0	0.00%	10.8%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Total Return Fund K Class - 06-CWC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,400,274	$3,333,190	288,216
Receivables: investments sold	38,147
Payables: investments purchased	-
Net assets	$3,438,421

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,438,421	3,134,766	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$3,438,421	3,134,766

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$62,647
Mortality & expense charges	(23,799)
Net investment income (loss)	38,848

Gain (loss) on investments:
Net realized gain (loss)	7,763
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	105,137
Net gain (loss)	112,900

Increase (decrease) in net assets from operations	$151,748

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$38,848	$29,802
Net realized gain (loss)	7,763	(5,332)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	105,137	(38,006)

Increase (decrease) in net assets from operations	151,748	(13,536)

Contract owner transactions:
Proceeds from units sold	2,739,350	1,393,343
Cost of units redeemed	(1,144,449)	(287,698)
Account charges	(6,115)	(4,784)
Increase (decrease)	1,588,786	1,100,861
Net increase (decrease)	1,740,534	1,087,325
Net assets, beginning	1,697,887	610,562
Net assets, ending	$3,438,421	$1,697,887

Units sold	2,521,631	1,378,789
Units redeemed	(1,067,106)	(290,368)
Net increase (decrease)	1,454,525	1,088,421
Units outstanding, beginning	1,680,241	591,820
Units outstanding, ending	3,134,766	1,680,241

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,320,151
Cost of units redeemed/account charges	(2,021,507)
Net investment income (loss)	70,356
Net realized gain (loss)	2,337
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	67,084
Net assets	$3,438,421

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	3,135	$3,438	1.25%	8.5%	12/31/2019	$1.11	0	$0	1.00%	8.8%	12/31/2019	$1.11	0	$0	0.75%	9.1%
12/31/2018	1.01	1,680	1,698	1.25%	-2.1%	12/31/2018	1.02	0	0	1.00%	-1.8%	12/31/2018	1.02	0	0	0.75%	-1.6%
12/31/2017	1.03	592	611	1.25%	3.0%	12/31/2017	1.03	0	0	1.00%	3.3%	12/31/2017	1.04	0	0	0.75%	3.5%
12/31/2016	1.00	0	0	1.25%	0.1%	12/31/2016	1.00	0	0	1.00%	0.1%	12/31/2016	1.00	0	0	0.75%	0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	9.4%	12/31/2019	$1.13	0	$0	0.25%	9.6%	12/31/2019	$1.14	0	$0	0.00%	9.9%
12/31/2018	1.03	0	0	0.50%	-1.3%	12/31/2018	1.03	0	0	0.25%	-1.1%	12/31/2018	1.04	0	0	0.00%	-0.8%
12/31/2017	1.04	0	0	0.50%	3.8%	12/31/2017	1.04	0	0	0.25%	4.1%	12/31/2017	1.05	0	0	0.00%	4.3%
12/31/2016	1.00	0	0	0.50%	0.2%	12/31/2016	1.00	0	0	0.25%	0.2%	12/31/2016	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.4%
2018	4.1%
2017	0.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Equity Dividend Fund K Class - 06-FRW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$481,665	$502,677	22,804
Receivables: investments sold	-
Payables: investments purchased	(5,738)
Net assets	$475,927

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$475,927	375,507	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$475,927	375,507

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$9,457
Mortality & expense charges	(5,768)
Net investment income (loss)	3,689

Gain (loss) on investments:
Net realized gain (loss)	(11,765)
Realized gain distributions	46,366
Net change in unrealized appreciation (depreciation)	67,968
Net gain (loss)	102,569

Increase (decrease) in net assets from operations	$106,258

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,689	$1,376
Net realized gain (loss)	(11,765)	(84)
Realized gain distributions	46,366	46,424
Net change in unrealized appreciation (depreciation)	67,968	(88,980)

Increase (decrease) in net assets from operations	106,258	(41,264)

Contract owner transactions:
Proceeds from units sold	59,319	494,986
Cost of units redeemed	(141,094)	(2,224)
Account charges	(52)	(2)
Increase (decrease)	(81,827)	492,760
Net increase (decrease)	24,431	451,496
Net assets, beginning	451,496	-
Net assets, ending	$475,927	$451,496

Units sold	52,836	451,387
Units redeemed	(126,502)	(2,214)
Net increase (decrease)	(73,666)	449,173
Units outstanding, beginning	449,173	-
Units outstanding, ending	375,507	449,173

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$554,305
Cost of units redeemed/account charges	(143,372)
Net investment income (loss)	5,065
Net realized gain (loss)	(11,849)
Realized gain distributions	92,790
Net change in unrealized appreciation (depreciation)	(21,012)
Net assets	$475,927

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	376	$476	1.25%	26.1%	12/31/2019	$1.28	0	$0	1.00%	26.4%	12/31/2019	$1.28	0	$0	0.75%	26.7%
12/31/2018	1.01	449	451	1.25%	-8.2%	12/31/2018	1.01	0	0	1.00%	-8.0%	12/31/2018	1.01	0	0	0.75%	-7.7%
12/31/2017	1.10	0	0	1.25%	9.5%	12/31/2017	1.10	0	0	1.00%	9.7%	12/31/2017	1.10	0	0	0.75%	9.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	0	$0	0.50%	27.0%	12/31/2019	$1.30	0	$0	0.25%	27.4%	12/31/2019	$1.31	0	$0	0.00%	27.7%
12/31/2018	1.02	0	0	0.50%	-7.5%	12/31/2018	1.02	0	0	0.25%	-7.3%	12/31/2018	1.02	0	0	0.00%	-7.0%
12/31/2017	1.10	0	0	0.50%	9.9%	12/31/2017	1.10	0	0	0.25%	10.1%	12/31/2017	1.10	0	0	0.00%	10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.0%
2018	1.1%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Global Allocation Fund K Class - 06-FRX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,412,616	$1,446,489	73,067
Receivables: investments sold	-
Payables: investments purchased	(1,690)
Net assets	$1,410,926

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,410,926	1,267,488	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$1,410,926	1,267,488

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$20,803
Mortality & expense charges	(17,326)
Net investment income (loss)	3,477

Gain (loss) on investments:
Net realized gain (loss)	(19,002)
Realized gain distributions	59,057
Net change in unrealized appreciation (depreciation)	161,022
Net gain (loss)	201,077

Increase (decrease) in net assets from operations	$204,554

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,477	$(3,885)
Net realized gain (loss)	(19,002)	(14,115)
Realized gain distributions	59,057	58,228
Net change in unrealized appreciation (depreciation)	161,022	(161,900)

Increase (decrease) in net assets from operations	204,554	(121,672)

Contract owner transactions:
Proceeds from units sold	156,212	604,054
Cost of units redeemed	(276,045)	(360,818)
Account charges	(658)	(758)
Increase (decrease)	(120,491)	242,478
Net increase (decrease)	84,063	120,806
Net assets, beginning	1,326,863	1,206,057
Net assets, ending	$1,410,926	$1,326,863

Units sold	149,196	583,375
Units redeemed	(265,928)	(350,913)
Net increase (decrease)	(116,732)	232,462
Units outstanding, beginning	1,384,220	1,151,758
Units outstanding, ending	1,267,488	1,384,220

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,004,046
Cost of units redeemed/account charges	(694,384)
Net investment income (loss)	9,988
Net realized gain (loss)	(33,122)
Realized gain distributions	158,271
Net change in unrealized appreciation (depreciation)	(33,873)
Net assets	$1,410,926

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	1,267	$1,411	1.25%	16.1%	12/31/2019	$1.12	0	$0	1.00%	16.4%	12/31/2019	$1.13	0	$0	0.75%	16.7%
12/31/2018	0.96	1,384	1,327	1.25%	-8.5%	12/31/2018	0.96	0	0	1.00%	-8.2%	12/31/2018	0.97	0	0	0.75%	-8.0%
12/31/2017	1.05	1,152	1,206	1.25%	4.7%	12/31/2017	1.05	0	0	1.00%	4.9%	12/31/2017	1.05	0	0	0.75%	5.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	17.0%	12/31/2019	$1.14	0	$0	0.25%	17.3%	12/31/2019	$1.15	0	$0	0.00%	17.6%
12/31/2018	0.97	0	0	0.50%	-7.8%	12/31/2018	0.97	0	0	0.25%	-7.5%	12/31/2018	0.98	0	0	0.00%	-7.3%
12/31/2017	1.05	0	0	0.50%	5.1%	12/31/2017	1.05	0	0	0.25%	5.3%	12/31/2017	1.05	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	1.0%
2017	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Mid-Cap Growth Equity Portfolio Fund Institutional Class - 06-GHG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,644,674	$1,559,909	54,700
Receivables: investments sold	3,448
Payables: investments purchased	-
Net assets	$1,648,122

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,648,122	1,210,395	$1.36
Band 100	-	-	1.39
Band 75	-	-	1.38
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$1,648,122	1,210,395

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(22,415)
Net investment income (loss)	(22,415)

Gain (loss) on investments:
Net realized gain (loss)	179,483
Realized gain distributions	10,092
Net change in unrealized appreciation (depreciation)	136,058
Net gain (loss)	325,633

Increase (decrease) in net assets from operations	$303,218

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(22,415)	$(740)
Net realized gain (loss)	179,483	(119)
Realized gain distributions	10,092	10,227
Net change in unrealized appreciation (depreciation)	136,058	(51,293)

Increase (decrease) in net assets from operations	303,218	(41,925)

Contract owner transactions:
Proceeds from units sold	2,668,257	292,632
Cost of units redeemed	(1,572,994)	(697)
Account charges	(369)	-
Increase (decrease)	1,094,894	291,935
Net increase (decrease)	1,398,112	250,010
Net assets, beginning	250,010	-
Net assets, ending	$1,648,122	$250,010

Units sold	2,151,743	247,601
Units redeemed	(1,188,302)	(647)
Net increase (decrease)	963,441	246,954
Units outstanding, beginning	246,954	-
Units outstanding, ending	1,210,395	246,954

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,960,889
Cost of units redeemed/account charges	(1,574,060)
Net investment income (loss)	(23,155)
Net realized gain (loss)	179,364
Realized gain distributions	20,319
Net change in unrealized appreciation (depreciation)	84,765
Net assets	$1,648,122

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	1,210	$1,648	1.25%	34.5%	12/31/2019	$1.39	0	$0	1.00%	35.1%	12/31/2019	$1.38	0	$0	0.75%	35.2%
12/31/2018	1.01	247	250	1.25%	1.6%	12/31/2018	1.03	0	0	1.00%	2.9%	12/31/2018	1.02	0	0	0.75%	2.1%
12/31/2017	1.00	0	0	1.25%	-0.3%	12/31/2017	1.00	0	0	1.00%	-0.2%	12/31/2017	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.38	0	$0	0.50%	35.5%	12/31/2019	$1.39	0	$0	0.25%	35.9%	12/31/2019	$1.40	0	$0	0.00%	36.2%
12/31/2018	1.02	0	0	0.50%	2.3%	12/31/2018	1.02	0	0	0.25%	2.6%	12/31/2018	1.03	0	0	0.00%	2.9%
12/31/2017	1.00	0	0	0.50%	-0.2%	12/31/2017	1.00	0	0	0.25%	-0.2%	12/31/2017	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Mid-Cap Growth Equity Portfolio Fund K Class - 06-GHH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,770,689	$1,635,172	58,759
Receivables: investments sold	3,840
Payables: investments purchased	-
Net assets	$1,774,529

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,774,529	1,301,154	$1.36
Band 100	-	-	1.39
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$1,774,529	1,301,154

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(14,187)
Net investment income (loss)	(14,187)

Gain (loss) on investments:
Net realized gain (loss)	20,944
Realized gain distributions	6,676
Net change in unrealized appreciation (depreciation)	197,081
Net gain (loss)	224,701

Increase (decrease) in net assets from operations	$210,514

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(14,187)	$(1,732)
Net realized gain (loss)	20,944	1,441
Realized gain distributions	6,676	22,839
Net change in unrealized appreciation (depreciation)	197,081	(61,564)

Increase (decrease) in net assets from operations	210,514	(39,016)

Contract owner transactions:
Proceeds from units sold	1,393,607	909,815
Cost of units redeemed	(313,779)	(384,810)
Account charges	(1,550)	(252)
Increase (decrease)	1,078,278	524,753
Net increase (decrease)	1,288,792	485,737
Net assets, beginning	485,737	-
Net assets, ending	$1,774,529	$485,737

Units sold	1,092,302	843,666
Units redeemed	(270,432)	(364,382)
Net increase (decrease)	821,870	479,284
Units outstanding, beginning	479,284	-
Units outstanding, ending	1,301,154	479,284

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,303,422
Cost of units redeemed/account charges	(700,391)
Net investment income (loss)	(15,919)
Net realized gain (loss)	22,385
Realized gain distributions	29,515
Net change in unrealized appreciation (depreciation)	135,517
Net assets	$1,774,529

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	1,301	$1,775	1.25%	34.6%	12/31/2019	$1.39	0	$0	1.00%	35.2%	12/31/2019	$1.38	0	$0	0.75%	35.2%
12/31/2018	1.01	479	486	1.25%	1.6%	12/31/2018	1.03	0	0	1.00%	2.9%	12/31/2018	1.02	0	0	0.75%	2.1%
12/31/2017	1.00	0	0	1.25%	-0.3%	12/31/2017	1.00	0	0	1.00%	-0.1%	12/31/2017	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	35.6%	12/31/2019	$1.39	0	$0	0.25%	35.9%	12/31/2019	$1.40	0	$0	0.00%	36.3%
12/31/2018	1.02	0	0	0.50%	2.4%	12/31/2018	1.02	0	0	0.25%	2.7%	12/31/2018	1.03	0	0	0.00%	2.9%
12/31/2017	1.00	0	0	0.50%	-0.2%	12/31/2017	1.00	0	0	0.25%	-0.2%	12/31/2017	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Mid-Cap Growth Equity Portfolio Fund R Class - 06-GHJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$184,635	$172,940	7,237
Receivables: investments sold	139
Payables: investments purchased	-
Net assets	$184,774

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$123,984	92,012	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	60,790	43,932	1.38
Total	$184,774	135,944

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(680)
Net investment income (loss)	(680)

Gain (loss) on investments:
Net realized gain (loss)	147
Realized gain distributions	830
Net change in unrealized appreciation (depreciation)	12,428
Net gain (loss)	13,405

Increase (decrease) in net assets from operations	$12,725

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(680)	$(9)
Net realized gain (loss)	147	-
Realized gain distributions	830	274
Net change in unrealized appreciation (depreciation)	12,428	(733)

Increase (decrease) in net assets from operations	12,725	(468)

Contract owner transactions:
Proceeds from units sold	167,398	6,280
Cost of units redeemed	(1,032)	-
Account charges	(129)	-
Increase (decrease)	166,237	6,280
Net increase (decrease)	178,962	5,812
Net assets, beginning	5,812	-
Net assets, ending	$184,774	$5,812

Units sold	131,069	5,774
Units redeemed	(899)	-
Net increase (decrease)	130,170	5,774
Units outstanding, beginning	5,774	-
Units outstanding, ending	135,944	5,774

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$173,678
Cost of units redeemed/account charges	(1,161)
Net investment income (loss)	(689)
Net realized gain (loss)	147
Realized gain distributions	1,104
Net change in unrealized appreciation (depreciation)	11,695
Net assets	$184,774

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	92	$124	1.25%	33.9%	12/31/2019	$1.37	0	$0	1.00%	34.5%	12/31/2019	$1.36	0	$0	0.75%	34.5%
12/31/2018	1.01	6	6	1.25%	1.0%	12/31/2018	1.02	0	0	1.00%	2.3%	12/31/2018	1.01	0	0	0.75%	1.5%
12/31/2017	1.00	0	0	1.25%	-0.3%	12/31/2017	1.00	0	0	1.00%	-0.2%	12/31/2017	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	0	$0	0.50%	34.9%	12/31/2019	$1.38	0	$0	0.25%	35.2%	12/31/2019	$1.38	44	$61	0.00%	35.6%
12/31/2018	1.02	0	0	0.50%	1.8%	12/31/2018	1.02	0	0	0.25%	2.0%	12/31/2018	1.02	0	0	0.00%	2.3%
12/31/2017	1.00	0	0	0.50%	-0.3%	12/31/2017	1.00	0	0	0.25%	-0.2%	12/31/2017	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Multi-Asset Income Fund A Class - 06-FRY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,517,010	$5,444,012	521,449
Receivables: investments sold	203,299
Payables: investments purchased	-
Net assets	$5,720,309

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,720,309	5,209,734	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.13
Total	$5,720,309	5,209,734
Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$474,038
Mortality & expense charges	(122,042)
Net investment income (loss)	351,996

Gain (loss) on investments:
Net realized gain (loss)	(84,047)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	897,009
Net gain (loss)	812,962

Increase (decrease) in net assets from operations	$1,164,958

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$351,996	$352,772
Net realized gain (loss)	(84,047)	(34,172)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	897,009	(824,011)

Increase (decrease) in net assets from operations	1,164,958	(505,411)

Contract owner transactions:
Proceeds from units sold	4,185,326	12,795,350
Cost of units redeemed	(9,891,719)	(1,926,340)
Account charges	(45,859)	(55,996)
Increase (decrease)	(5,752,252)	10,813,014
Net increase (decrease)	(4,587,294)	10,307,603
Net assets, beginning	10,307,603	-
Net assets, ending	$5,720,309	$10,307,603

Units sold	3,962,499	13,124,026
Units redeemed	(9,284,397)	(2,592,394)
Net increase (decrease)	(5,321,898)	10,531,632
Units outstanding, beginning	10,531,632	-
Units outstanding, ending	5,209,734	10,531,632

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$16,980,676
Cost of units redeemed/account charges	(11,919,914)
Net investment income (loss)	704,768
Net realized gain (loss)	(118,219)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	72,998
Net assets	$5,720,309

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	5,210	$5,720	1.25%	12.2%	12/31/2019	$1.10	0	$0	1.00%	12.5%	12/31/2019	$1.11	0	$0	0.75%	12.7%
12/31/2018	0.98	10,532	10,308	1.25%	-5.1%	12/31/2018	0.98	0	0	1.00%	-4.8%	12/31/2018	0.99	0	0	0.75%	-4.6%
12/31/2017	1.03	0	0	1.25%	3.1%	12/31/2017	1.03	0	0	1.00%	3.2%	12/31/2017	1.03	0	0	0.75%	3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	13.0%	12/31/2019	$1.13	0	$0	0.25%	13.3%	12/31/2019	$1.13	0	$0	0.00%	13.6%
12/31/2018	0.99	0	0	0.50%	-4.3%	12/31/2018	0.99	0	0	0.25%	-4.1%	12/31/2018	1.00	0	0	0.00%	-3.9%
12/31/2017	1.03	0	0	0.50%	3.5%	12/31/2017	1.04	0	0	0.25%	3.6%	12/31/2017	1.04	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.9%
2018	9.1%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Multi-Asset Income Fund K Class - 06-FTF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$240,619	$234,011	22,684
Receivables: investments sold	8,456
Payables: investments purchased	-
Net assets	$249,075

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$249,075	225,127	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$249,075	225,127

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$6,886
Mortality & expense charges	(1,761)
Net investment income (loss)	5,125

Gain (loss) on investments:
Net realized gain (loss)	364
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	6,608
Net gain (loss)	6,972

Increase (decrease) in net assets from operations	$12,097

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,125	$-
Net realized gain (loss)	364	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	6,608	-

Increase (decrease) in net assets from operations	12,097	-

Contract owner transactions:
Proceeds from units sold	261,809	-
Cost of units redeemed	(23,885)	-
Account charges	(946)	-
Increase (decrease)	236,978	-
Net increase (decrease)	249,075	-
Net assets, beginning	-	-
Net assets, ending	$249,075	$-

Units sold	248,150	-
Units redeemed	(23,023)	-
Net increase (decrease)	225,127	-
Units outstanding, beginning	-	-
Units outstanding, ending	225,127	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$261,809
Cost of units redeemed/account charges	(24,831)
Net investment income (loss)	5,125
Net realized gain (loss)	364
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	6,608
Net assets	$249,075

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	225	$249	1.25%	12.6%	12/31/2019	$1.11	0	$0	1.00%	12.9%	12/31/2019	$1.12	0	$0	0.75%	13.2%
12/31/2018	0.98	0	0	1.25%	-4.8%	12/31/2018	0.99	0	0	1.00%	-4.5%	12/31/2018	0.99	0	0	0.75%	-4.3%
12/31/2017	1.03	0	0	1.25%	3.2%	12/31/2017	1.03	0	0	1.00%	3.3%	12/31/2017	1.03	0	0	0.75%	3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	13.5%	12/31/2019	$1.13	0	$0	0.25%	13.8%	12/31/2019	$1.14	0	$0	0.00%	14.0%
12/31/2018	0.99	0	0	0.50%	-4.1%	12/31/2018	1.00	0	0	0.25%	-3.8%	12/31/2018	1.00	0	0	0.00%	-3.6%
12/31/2017	1.04	0	0	0.50%	3.6%	12/31/2017	1.04	0	0	0.25%	3.7%	12/31/2017	1.04	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.5%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Strategic Income Opportunities Portfolio A Class - 06-FTG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,877,272	$4,847,845	507,345
Receivables: investments sold	180,963
Payables: investments purchased	-
Net assets	$5,058,235

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,058,235	4,794,376	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$5,058,235	4,794,376

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$309,756
Mortality & expense charges	(122,810)
Net investment income (loss)	186,946

Gain (loss) on investments:
Net realized gain (loss)	(111,508)
Realized gain distributions	7,187
Net change in unrealized appreciation (depreciation)	505,821
Net gain (loss)	401,500

Increase (decrease) in net assets from operations	$588,446

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$186,946	$162,644
Net realized gain (loss)	(111,508)	(34,973)
Realized gain distributions	7,187	-
Net change in unrealized appreciation (depreciation)	505,821	(476,394)

Increase (decrease) in net assets from operations	588,446	(348,723)

Contract owner transactions:
Proceeds from units sold	4,048,070	13,308,028
Cost of units redeemed	(10,464,222)	(1,985,093)
Account charges	(36,338)	(51,933)
Increase (decrease)	(6,452,490)	11,271,002
Net increase (decrease)	(5,864,044)	10,922,279
Net assets, beginning	10,922,279	-
Net assets, ending	$5,058,235	$10,922,279

Units sold	3,944,824	13,686,993
Units redeemed	(10,135,838)	(2,701,603)
Net increase (decrease)	(6,191,014)	10,985,390
Units outstanding, beginning	10,985,390	-
Units outstanding, ending	4,794,376	10,985,390

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$17,356,098
Cost of units redeemed/account charges	(12,537,586)
Net investment income (loss)	349,590
Net realized gain (loss)	(146,481)
Realized gain distributions	7,187
Net change in unrealized appreciation (depreciation)	29,427
Net assets	$5,058,235

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	4,794	$5,058	1.25%	6.1%	12/31/2019	$1.06	0	$0	1.00%	6.4%	12/31/2019	$1.07	0	$0	0.75%	6.6%
12/31/2018	0.99	10,985	10,922	1.25%	-2.1%	12/31/2018	1.00	0	0	1.00%	-1.8%	12/31/2018	1.00	0	0	0.75%	-1.6%
12/31/2017	1.02	0	0	1.25%	1.5%	12/31/2017	1.02	0	0	1.00%	1.7%	12/31/2017	1.02	0	0	0.75%	1.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	6.9%	12/31/2019	$1.08	0	$0	0.25%	7.2%	12/31/2019	$1.09	0	$0	0.00%	7.4%
12/31/2018	1.01	0	0	0.50%	-1.3%	12/31/2018	1.01	0	0	0.25%	-1.1%	12/31/2018	1.01	0	0	0.00%	-0.8%
12/31/2017	1.02	0	0	0.50%	1.9%	12/31/2017	1.02	0	0	0.25%	2.1%	12/31/2017	1.02	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.9%
2018	5.2%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Strategic Income Opportunities Portfolio K Class - 06-FTH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$368,947	$361,162	38,366
Receivables: investments sold	13,959
Payables: investments purchased	-
Net assets	$382,906

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$382,906	359,162	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$382,906	359,162

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$8,762
Mortality & expense charges	(3,120)
Net investment income (loss)	5,642

Gain (loss) on investments:
Net realized gain (loss)	(362)
Realized gain distributions	541
Net change in unrealized appreciation (depreciation)	9,354
Net gain (loss)	9,533

Increase (decrease) in net assets from operations	$15,175

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,642	$720
Net realized gain (loss)	(362)	(14)
Realized gain distributions	541	-
Net change in unrealized appreciation (depreciation)	9,354	(1,569)

Increase (decrease) in net assets from operations	15,175	(863)

Contract owner transactions:
Proceeds from units sold	313,637	130,208
Cost of units redeemed	(26,379)	(47,601)
Account charges	(1,179)	(92)
Increase (decrease)	286,079	82,515
Net increase (decrease)	301,254	81,652
Net assets, beginning	81,652	-
Net assets, ending	$382,906	$81,652

Units sold	303,992	129,218
Units redeemed	(26,402)	(47,646)
Net increase (decrease)	277,590	81,572
Units outstanding, beginning	81,572	-
Units outstanding, ending	359,162	81,572

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$443,845
Cost of units redeemed/account charges	(75,251)
Net investment income (loss)	6,362
Net realized gain (loss)	(376)
Realized gain distributions	541
Net change in unrealized appreciation (depreciation)	7,785
Net assets	$382,906

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	359	$383	1.25%	6.5%	12/31/2019	$1.07	0	$0	1.00%	6.8%	12/31/2019	$1.08	0	$0	0.75%	7.0%
12/31/2018	1.00	82	82	1.25%	-1.7%	12/31/2018	1.00	0	0	1.00%	-1.5%	12/31/2018	1.01	0	0	0.75%	-1.2%
12/31/2017	1.02	0	0	1.25%	1.8%	12/31/2017	1.02	0	0	1.00%	2.0%	12/31/2017	1.02	0	0	0.75%	2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	7.3%	12/31/2019	$1.09	0	$0	0.25%	7.6%	12/31/2019	$1.10	0	$0	0.00%	7.8%
12/31/2018	1.01	0	0	0.50%	-1.0%	12/31/2018	1.02	0	0	0.25%	-0.7%	12/31/2018	1.02	0	0	0.00%	-0.5%
12/31/2017	1.02	0	0	0.50%	2.2%	12/31/2017	1.02	0	0	0.25%	2.4%	12/31/2017	1.03	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.8%
2018	2.9%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Advisor Small Cap Growth Equity Portfolio Institutional Cl - 06-529
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$292,836	$284,319	15,677
Receivables: investments sold	9,580
Payables: investments purchased	-
Net assets	$302,416

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$302,416	82,015	$3.69
Band 100	-	-	3.79
Band 75	-	-	3.89
Band 50	-	-	3.99
Band 25	-	-	4.10
Band 0	-	-	4.21
Total	$302,416	82,015

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$135
Mortality & expense charges	(891)
Net investment income (loss)	(756)

Gain (loss) on investments:
Net realized gain (loss)	(69,223)
Realized gain distributions	1,886
Net change in unrealized appreciation (depreciation)	98,668
Net gain (loss)	31,331

Increase (decrease) in net assets from operations	$30,575

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(756)	$(1,608)
Net realized gain (loss)	(69,223)	(8,676)
Realized gain distributions	1,886	39,031
Net change in unrealized appreciation (depreciation)	98,668	(90,629)

Increase (decrease) in net assets from operations	30,575	(61,882)

Contract owner transactions:
Proceeds from units sold	283,108	451,002
Cost of units redeemed	(212,564)	(211,534)
Account charges	(154)	(129)
Increase (decrease)	70,390	239,339
Net increase (decrease)	100,965	177,457
Net assets, beginning	201,451	23,994
Net assets, ending	$302,416	$201,451

Units sold	78,784	130,407
Units redeemed	(68,997)	(66,246)
Net increase (decrease)	9,787	64,161
Units outstanding, beginning	72,228	8,067
Units outstanding, ending	82,015	72,228

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,055,771
Cost of units redeemed/account charges	(4,405,972)
Net investment income (loss)	(49,396)
Net realized gain (loss)	84,328
Realized gain distributions	609,168
Net change in unrealized appreciation (depreciation)	8,517
Net assets	$302,416

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.69	82	$302	1.25%	32.2%	12/31/2019	$3.79	0	$0	1.00%	32.5%	12/31/2019	$3.89	0	$0	0.75%	32.9%
12/31/2018	2.79	72	201	1.25%	-6.2%	12/31/2018	2.86	0	0	1.00%	-6.0%	12/31/2018	2.93	0	0	0.75%	-5.8%
12/31/2017	2.97	8	24	1.25%	13.4%	12/31/2017	3.04	0	0	1.00%	13.7%	12/31/2017	3.11	0	0	0.75%	14.0%
12/31/2016	2.62	9	23	1.25%	12.0%	12/31/2016	2.67	0	0	1.00%	12.3%	12/31/2016	2.72	0	0	0.75%	12.6%
12/31/2015	2.34	50	118	1.25%	-4.8%	12/31/2015	2.38	0	0	1.00%	-4.6%	12/31/2015	2.42	0	0	0.75%	-4.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.99	0	$0	0.50%	33.2%	12/31/2019	$4.10	0	$0	0.25%	33.5%	12/31/2019	$4.21	0	$0	0.00%	33.9%
12/31/2018	3.00	0	0	0.50%	-5.5%	12/31/2018	3.07	0	0	0.25%	-5.3%	12/31/2018	3.15	0	0	0.00%	-5.0%
12/31/2017	3.17	0	0	0.50%	14.3%	12/31/2017	3.24	0	0	0.25%	14.6%	12/31/2017	3.31	0	0	0.00%	14.9%
12/31/2016	2.78	0	0	0.50%	12.9%	12/31/2016	2.83	0	0	0.25%	13.2%	12/31/2016	2.89	0	0	0.00%	13.4%
12/31/2015	2.46	0	0	0.50%	-4.1%	12/31/2015	2.50	0	0	0.25%	-3.8%	12/31/2015	2.54	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.1%
2018	0.5%
2017	0.4%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock High Yield Bond Portfolio K Class - 06-33K
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,256,400	$1,232,650	162,471
Receivables: investments sold	7,631
Payables: investments purchased	-
Net assets	$1,264,031

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,264,031	1,146,629	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$1,264,031	1,146,629

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$34,246
Mortality & expense charges	(7,486)
Net investment income (loss)	26,760

Gain (loss) on investments:
Net realized gain (loss)	7,264
Realized gain distributions	1,352
Net change in unrealized appreciation (depreciation)	31,959
Net gain (loss)	40,575

Increase (decrease) in net assets from operations	$67,335

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$26,760	$2,951
Net realized gain (loss)	7,264	(1,063)
Realized gain distributions	1,352	297
Net change in unrealized appreciation (depreciation)	31,959	(8,209)

Increase (decrease) in net assets from operations	67,335	(6,024)

Contract owner transactions:
Proceeds from units sold	1,433,563	400,439
Cost of units redeemed	(446,917)	(183,440)
Account charges	(520)	(405)
Increase (decrease)	986,126	216,594
Net increase (decrease)	1,053,461	210,570
Net assets, beginning	210,570	-
Net assets, ending	$1,264,031	$210,570

Units sold	1,359,348	630,033
Units redeemed	(430,840)	(411,912)
Net increase (decrease)	928,508	218,121
Units outstanding, beginning	218,121	-
Units outstanding, ending	1,146,629	218,121

* Date of Fund Inception into Variable Account: 2 /22 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,834,002
Cost of units redeemed/account charges	(631,282)
Net investment income (loss)	29,711
Net realized gain (loss)	6,201
Realized gain distributions	1,649
Net change in unrealized appreciation (depreciation)	23,750
Net assets	$1,264,031

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	1,147	$1,264	1.25%	14.2%	12/31/2019	$1.11	0	$0	1.00%	14.5%	12/31/2019	$1.11	0	$0	0.75%	14.8%
12/31/2018	0.97	218	211	1.25%	-3.5%	12/31/2018	0.97	0	0	1.00%	-3.3%	12/31/2018	0.97	0	0	0.75%	-3.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	15.1%	12/31/2019	$1.12	0	$0	0.25%	15.3%	12/31/2019	$1.13	0	$0	0.00%	15.6%
12/31/2018	0.97	0	0	0.50%	-2.8%	12/31/2018	0.97	0	0	0.25%	-2.6%	12/31/2018	0.98	0	0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.6%
2018	3.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Inflation Protected Bond Fund K Class - 06-3N3 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	1.25%	6.9%	12/31/2019	$1.08	0	$0	1.00%	7.2%	12/31/2019	$1.08	0	$0	0.75%	7.5%
12/31/2018	1.01	0	0	1.25%	0.7%	12/31/2018	1.01	0	0	1.00%	0.7%	12/31/2018	1.01	0	0	0.75%	0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	7.8%	12/31/2019	$1.09	0	$0	0.25%	8.0%	12/31/2019	$1.09	0	$0	0.00%	8.3%
12/31/2018	1.01	0	0	0.50%	0.8%	12/31/2018	1.01	0	0	0.25%	0.8%	12/31/2018	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
iShares S&P 500 Index Fund K Class - 06-3G4
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,314,206	$2,204,519	6,021
Receivables: investments sold	-
Payables: investments purchased	(9,496)
Net assets	$2,304,710

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,304,710	2,002,099	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.16
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.17
Total	$2,304,710	2,002,099

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$17,949
Mortality & expense charges	(4,744)
Net investment income (loss)	13,205

Gain (loss) on investments:
Net realized gain (loss)	5,378
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	109,687
Net gain (loss)	115,065

Increase (decrease) in net assets from operations	$128,270

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$13,205	$-
Net realized gain (loss)	5,378	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	109,687	-

Increase (decrease) in net assets from operations	128,270	-

Contract owner transactions:
Proceeds from units sold	2,226,063	-
Cost of units redeemed	(47,445)	-
Account charges	(2,178)	-
Increase (decrease)	2,176,440	-
Net increase (decrease)	2,304,710	-
Net assets, beginning	-	-
Net assets, ending	$2,304,710	$-

Units sold	2,051,728	-
Units redeemed	(49,629)	-
Net increase (decrease)	2,002,099	-
Units outstanding, beginning	-	-
Units outstanding, ending	2,002,099	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,226,063
Cost of units redeemed/account charges	(49,623)
Net investment income (loss)	13,205
Net realized gain (loss)	5,378
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	109,687
Net assets	$2,304,710

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	2,002	$2,305	1.25%	29.8%	12/31/2019	$1.16	0	$0	1.00%	30.1%	12/31/2019	$1.16	0	$0	0.75%	30.5%
12/31/2018	0.89	0	0	1.25%	-11.3%	12/31/2018	0.89	0	0	1.00%	-11.2%	12/31/2018	0.89	0	0	0.75%	-11.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	0.50%	30.8%	12/31/2019	$1.17	0	$0	0.25%	31.1%	12/31/2019	$1.17	0	$0	0.00%	31.4%
12/31/2018	0.89	0	0	0.50%	-11.0%	12/31/2018	0.89	0	0	0.25%	-10.9%	12/31/2018	0.89	0	0	0.00%	-10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
iShares Russell Mid-Cap Index Fund K Class - 06-3GM (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	1.25%	28.8%	12/31/2019	$1.11	0	$0	1.00%	29.1%	12/31/2019	$1.11	0	$0	0.75%	29.5%
12/31/2018	0.86	0	0	1.25%	-14.5%	12/31/2018	0.86	0	0	1.00%	-14.4%	12/31/2018	0.86	0	0	0.75%	-14.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	29.8%	12/31/2019	$1.12	0	$0	0.25%	30.1%	12/31/2019	$1.12	0	$0	0.00%	30.4%
12/31/2018	0.86	0	0	0.50%	-14.2%	12/31/2018	0.86	0	0	0.25%	-14.1%	12/31/2018	0.86	0	0	0.00%	-14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
iShares Russell 2000 Small-Cap Index Fund K Class - 06-3GR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$161,260	$156,961	7,854
Receivables: investments sold	-
Payables: investments purchased	(76)
Net assets	$161,184

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$161,184	163,115	$0.99
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$161,184	163,115

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,214
Mortality & expense charges	(1,266)
Net investment income (loss)	948

Gain (loss) on investments:
Net realized gain (loss)	89
Realized gain distributions	3,168
Net change in unrealized appreciation (depreciation)	4,299
Net gain (loss)	7,556

Increase (decrease) in net assets from operations	$8,504

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$948	$-
Net realized gain (loss)	89	-
Realized gain distributions	3,168	-
Net change in unrealized appreciation (depreciation)	4,299	-

Increase (decrease) in net assets from operations	8,504	-

Contract owner transactions:
Proceeds from units sold	168,278	-
Cost of units redeemed	(15,036)	-
Account charges	(562)	-
Increase (decrease)	152,680	-
Net increase (decrease)	161,184	-
Net assets, beginning	-	-
Net assets, ending	$161,184	$-

Units sold	179,674	-
Units redeemed	(16,559)	-
Net increase (decrease)	163,115	-
Units outstanding, beginning	-	-
Units outstanding, ending	163,115	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$168,278
Cost of units redeemed/account charges	(15,598)
Net investment income (loss)	948
Net realized gain (loss)	89
Realized gain distributions	3,168
Net change in unrealized appreciation (depreciation)	4,299
Net assets	$161,184

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.99	163	$161	1.25%	24.1%	12/31/2019	$0.99	0	$0	1.00%	24.4%	12/31/2019	$1.00	0	$0	0.75%	24.7%
12/31/2018	0.80	0	0	1.25%	-20.3%	12/31/2018	0.80	0	0	1.00%	-20.3%	12/31/2018	0.80	0	0	0.75%	-20.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.00	0	$0	0.50%	25.0%	12/31/2019	$1.00	0	$0	0.25%	25.3%	12/31/2019	$1.01	0	$0	0.00%	25.6%
12/31/2018	0.80	0	0	0.50%	-20.1%	12/31/2018	0.80	0	0	0.25%	-20.0%	12/31/2018	0.80	0	0	0.00%	-19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.7%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
iShares MSCI EAFE International Index Fund K Class - 06-3VK (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	1.25%	11.1%	12/31/2019	$1.11	0	$0	1.00%	11.3%	12/31/2019	$1.12	0	$0	0.75%	11.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	11.8%	12/31/2019	$1.12	0	$0	0.25%	12.1%	12/31/2019	$1.12	0	$0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
iShares Total U.S. Stock Market Index Fund K Class - 06-3XR (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.16
Band 50	-	-	1.16
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	1.25%	15.7%	12/31/2019	$1.16	0	$0	1.00%	15.9%	12/31/2019	$1.16	0	$0	0.75%	16.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	0.50%	16.2%	12/31/2019	$1.16	0	$0	0.25%	16.4%	12/31/2019	$1.17	0	$0	0.00%	16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
iShares U.S. Aggregate Bond Index Fund K Class - 06-3VM (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	1.25%	6.4%	12/31/2019	$1.07	0	$0	1.00%	6.7%	12/31/2019	$1.07	0	$0	0.75%	6.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	7.1%	12/31/2019	$1.07	0	$0	0.25%	7.3%	12/31/2019	$1.08	0	$0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
iShares Russell 1000LgCp Idx K Class - 06-46P (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	1.25%	10.5%	12/31/2019	$1.11	0	$0	1.00%	10.6%	12/31/2019	$1.11	0	$0	0.75%	10.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	10.8%	12/31/2019	$1.11	0	$0	0.25%	10.9%	12/31/2019	$1.11	0	$0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BlackRock Advg Small Cap Gr K Class - 06-46J (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	1.25%	11.8%	12/31/2019	$1.12	0	$0	1.00%	11.9%	12/31/2019	$1.12	0	$0	0.75%	12.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	12.1%	12/31/2019	$1.12	0	$0	0.25%	12.2%	12/31/2019	$1.12	0	$0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
iShares MSCI Total Intl Idx K Class - 06-46N
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,262,511	$1,235,106	131,373
Receivables: investments sold	3,925
Payables: investments purchased	-
Net assets	$1,266,436

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,266,436	1,132,714	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$1,266,436	1,132,714

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$9,114
Mortality & expense charges	(889)
Net investment income (loss)	8,225

Gain (loss) on investments:
Net realized gain (loss)	1,120
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	27,405
Net gain (loss)	28,525

Increase (decrease) in net assets from operations	$36,750

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$8,225	$-
Net realized gain (loss)	1,120	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	27,405	-

Increase (decrease) in net assets from operations	36,750	-

Contract owner transactions:
Proceeds from units sold	1,295,254	-
Cost of units redeemed	(64,310)	-
Account charges	(1,258)	-
Increase (decrease)	1,229,686	-
Net increase (decrease)	1,266,436	-
Net assets, beginning	-	-
Net assets, ending	$1,266,436	$-

Units sold	1,191,492	-
Units redeemed	(58,778)	-
Net increase (decrease)	1,132,714	-
Units outstanding, beginning	-	-
Units outstanding, ending	1,132,714	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,295,254
Cost of units redeemed/account charges	(65,568)
Net investment income (loss)	8,225
Net realized gain (loss)	1,120
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	27,405
Net assets	$1,266,436

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	1,133	$1,266	1.25%	11.8%	12/31/2019	$1.12	0	$0	1.00%	11.9%	12/31/2019	$1.12	0	$0	0.75%	12.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	12.1%	12/31/2019	$1.12	0	$0	0.25%	12.2%	12/31/2019	$1.12	0	$0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Small-Cap Value Fund A Class - 06-956 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /17 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	1.25%	18.1%	12/31/2019	$1.21	0	$0	1.00%	18.4%	12/31/2019	$1.22	0	$0	0.75%	18.7%
12/31/2018	1.01	0	0	1.25%	-16.2%	12/31/2018	1.02	0	0	1.00%	-15.9%	12/31/2018	1.03	0	0	0.75%	-15.7%
12/31/2017	1.21	0	0	1.25%	7.6%	12/31/2017	1.21	0	0	1.00%	7.8%	12/31/2017	1.22	0	0	0.75%	8.1%
12/31/2016	1.12	0	0	1.25%	21.4%	12/31/2016	1.13	0	0	1.00%	21.7%	12/31/2016	1.13	0	0	0.75%	22.0%
12/31/2015	0.92	0	0	1.25%	-7.6%	12/31/2015	0.93	0	0	1.00%	-7.5%	12/31/2015	0.93	0	0	0.75%	-7.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	0	$0	0.50%	19.0%	12/31/2019	$1.25	0	$0	0.25%	19.3%	12/31/2019	$1.27	0	$0	0.00%	19.6%
12/31/2018	1.04	0	0	0.50%	-15.5%	12/31/2018	1.05	0	0	0.25%	-15.3%	12/31/2018	1.06	0	0	0.00%	-15.1%
12/31/2017	1.23	0	0	0.50%	8.4%	12/31/2017	1.24	0	0	0.25%	8.6%	12/31/2017	1.25	0	0	0.00%	8.9%
12/31/2016	1.14	0	0	0.50%	22.3%	12/31/2016	1.14	0	0	0.25%	22.6%	12/31/2016	1.15	0	0	0.00%	22.9%
12/31/2015	0.93	0	0	0.50%	-7.1%	12/31/2015	0.93	0	0	0.25%	-7.0%	12/31/2015	0.93	0	0	0.00%	-6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Aggressive Allocation Fund R6 Class - 06-FNH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,623,557	$1,750,377	189,545
Receivables: investments sold	844
Payables: investments purchased	-
Net assets	$1,624,401

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,624,401	1,209,273	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$1,624,401	1,209,273

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$30,963
Mortality & expense charges	(18,615)
Net investment income (loss)	12,348

Gain (loss) on investments:
Net realized gain (loss)	(49,424)
Realized gain distributions	113,946
Net change in unrealized appreciation (depreciation)	233,079
Net gain (loss)	297,601

Increase (decrease) in net assets from operations	$309,949

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$12,348	$17,213
Net realized gain (loss)	(49,424)	(8,024)
Realized gain distributions	113,946	135,671
Net change in unrealized appreciation (depreciation)	233,079	(280,660)

Increase (decrease) in net assets from operations	309,949	(135,800)

Contract owner transactions:
Proceeds from units sold	324,569	242,920
Cost of units redeemed	(326,115)	(188,807)
Account charges	(617)	(882)
Increase (decrease)	(2,163)	53,231
Net increase (decrease)	307,786	(82,569)
Net assets, beginning	1,316,615	1,399,184
Net assets, ending	$1,624,401	$1,316,615

Units sold	261,313	201,324
Units redeemed	(264,807)	(155,802)
Net increase (decrease)	(3,494)	45,522
Units outstanding, beginning	1,212,767	1,167,245
Units outstanding, ending	1,209,273	1,212,767

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,089,959
Cost of units redeemed/account charges	(735,693)
Net investment income (loss)	52,344
Net realized gain (loss)	(51,068)
Realized gain distributions	395,679
Net change in unrealized appreciation (depreciation)	(126,820)
Net assets	$1,624,401

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	1,209	$1,624	1.25%	23.7%	12/31/2019	$1.35	0	$0	1.00%	24.0%	12/31/2019	$1.36	0	$0	0.75%	24.4%
12/31/2018	1.09	1,213	1,317	1.25%	-9.4%	12/31/2018	1.09	0	0	1.00%	-9.2%	12/31/2018	1.10	0	0	0.75%	-9.0%
12/31/2017	1.20	1,167	1,399	1.25%	20.6%	12/31/2017	1.20	0	0	1.00%	20.9%	12/31/2017	1.21	0	0	0.75%	21.2%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	0	$0	0.50%	24.7%	12/31/2019	$1.39	0	$0	0.25%	25.0%	12/31/2019	$1.40	0	$0	0.00%	25.3%
12/31/2018	1.10	0	0	0.50%	-8.7%	12/31/2018	1.11	0	0	0.25%	-8.5%	12/31/2018	1.11	0	0	0.00%	-8.3%
12/31/2017	1.21	0	0	0.50%	21.5%	12/31/2017	1.21	0	0	0.25%	21.8%	12/31/2017	1.21	0	0	0.00%	22.1%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.1%
2018	2.6%
2017	4.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Balanced Allocation Fund R6 Class - 06-FNJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,682,263	$2,949,433	308,444
Receivables: investments sold	-
Payables: investments purchased	(171,529)
Net assets	$2,510,734

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,510,734	2,047,256	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$2,510,734	2,047,256

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$65,191
Mortality & expense charges	(38,346)
Net investment income (loss)	26,845

Gain (loss) on investments:
Net realized gain (loss)	(96,028)
Realized gain distributions	201,018
Net change in unrealized appreciation (depreciation)	356,810
Net gain (loss)	461,800

Increase (decrease) in net assets from operations	$488,645

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$26,845	$60,604
Net realized gain (loss)	(96,028)	(4,690)
Realized gain distributions	201,018	249,757
Net change in unrealized appreciation (depreciation)	356,810	(607,135)

Increase (decrease) in net assets from operations	488,645	(301,464)

Contract owner transactions:
Proceeds from units sold	134,939	4,127,432
Cost of units redeemed	(1,221,837)	(934,959)
Account charges	(3,404)	(3,426)
Increase (decrease)	(1,090,302)	3,189,047
Net increase (decrease)	(601,657)	2,887,583
Net assets, beginning	3,112,391	224,808
Net assets, ending	$2,510,734	$3,112,391

Units sold	117,883	3,575,743
Units redeemed	(1,037,915)	(807,393)
Net increase (decrease)	(920,032)	2,768,350
Units outstanding, beginning	2,967,288	198,938
Units outstanding, ending	2,047,256	2,967,288

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,481,853
Cost of units redeemed/account charges	(2,163,626)
Net investment income (loss)	91,733
Net realized gain (loss)	(100,719)
Realized gain distributions	468,663
Net change in unrealized appreciation (depreciation)	(267,170)
Net assets	$2,510,734

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.23	2,047	$2,511	1.25%	16.9%	12/31/2019	$1.24	0	$0	1.00%	17.2%	12/31/2019	$1.25	0	$0	0.75%	17.5%
12/31/2018	1.05	2,967	3,112	1.25%	-7.2%	12/31/2018	1.05	0	0	1.00%	-6.9%	12/31/2018	1.06	0	0	0.75%	-6.7%
12/31/2017	1.13	199	225	1.25%	13.5%	12/31/2017	1.13	0	0	1.00%	13.8%	12/31/2017	1.14	0	0	0.75%	14.1%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	0	$0	0.50%	17.8%	12/31/2019	$1.26	0	$0	0.25%	18.1%	12/31/2019	$1.27	0	$0	0.00%	18.4%
12/31/2018	1.07	0	0	0.50%	-6.5%	12/31/2018	1.07	0	0	0.25%	-6.2%	12/31/2018	1.08	0	0	0.00%	-6.0%
12/31/2017	1.14	0	0	0.50%	14.4%	12/31/2017	1.14	0	0	0.25%	14.6%	12/31/2017	1.15	0	0	0.00%	14.9%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	5.1%
2017	4.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Conservative Allocation Fund R6 Class - 06-FNK
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$101,750	$118,220	13,608
Receivables: investments sold	39
Payables: investments purchased	-
Net assets	$101,789

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$101,789	90,966	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$101,789	90,966

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,834
Mortality & expense charges	(1,213)
Net investment income (loss)	1,621

Gain (loss) on investments:
Net realized gain (loss)	(2,122)
Realized gain distributions	2,812
Net change in unrealized appreciation (depreciation)	7,055
Net gain (loss)	7,745

Increase (decrease) in net assets from operations	$9,366

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,621	$1,255
Net realized gain (loss)	(2,122)	(1,253)
Realized gain distributions	2,812	10,923
Net change in unrealized appreciation (depreciation)	7,055	(15,281)

Increase (decrease) in net assets from operations	9,366	(4,356)

Contract owner transactions:
Proceeds from units sold	13,518	70,614
Cost of units redeemed	(8,038)	(37,650)
Account charges	(132)	(160)
Increase (decrease)	5,348	32,804
Net increase (decrease)	14,714	28,448
Net assets, beginning	87,075	58,627
Net assets, ending	$101,789	$87,075

Units sold	12,678	66,168
Units redeemed	(7,571)	(35,595)
Net increase (decrease)	5,107	30,573
Units outstanding, beginning	85,859	55,286
Units outstanding, ending	90,966	85,859

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$142,136
Cost of units redeemed/account charges	(45,980)
Net investment income (loss)	5,285
Net realized gain (loss)	(3,377)
Realized gain distributions	20,195
Net change in unrealized appreciation (depreciation)	(16,470)
Net assets	$101,789

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	91	$102	1.25%	10.3%	12/31/2019	$1.13	0	$0	1.00%	10.6%	12/31/2019	$1.14	0	$0	0.75%	10.9%
12/31/2018	1.01	86	87	1.25%	-4.4%	12/31/2018	1.02	0	0	1.00%	-4.1%	12/31/2018	1.02	0	0	0.75%	-3.9%
12/31/2017	1.06	55	59	1.25%	6.2%	12/31/2017	1.06	0	0	1.00%	6.4%	12/31/2017	1.07	0	0	0.75%	6.7%
12/31/2016	1.00	0	0	1.25%	-0.1%	12/31/2016	1.00	0	0	1.00%	-0.1%	12/31/2016	1.00	0	0	0.75%	-0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	11.2%	12/31/2019	$1.15	0	$0	0.25%	11.4%	12/31/2019	$1.16	0	$0	0.00%	11.7%
12/31/2018	1.03	0	0	0.50%	-3.6%	12/31/2018	1.04	0	0	0.25%	-3.4%	12/31/2018	1.04	0	0	0.00%	-3.2%
12/31/2017	1.07	0	0	0.50%	7.0%	12/31/2017	1.07	0	0	0.25%	7.2%	12/31/2017	1.07	0	0	0.00%	7.5%
12/31/2016	1.00	0	0	0.50%	-0.1%	12/31/2016	1.00	0	0	0.25%	0.0%	12/31/2016	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.0%
2018	3.2%
2017	8.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Growth Allocation Fund R6 Class - 06-FNM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$256,208	$275,753	27,366
Receivables: investments sold	-
Payables: investments purchased	(54)
Net assets	$256,154

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$256,154	199,624	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$256,154	199,624

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$5,136
Mortality & expense charges	(2,883)
Net investment income (loss)	2,253

Gain (loss) on investments:
Net realized gain (loss)	(4,986)
Realized gain distributions	14,039
Net change in unrealized appreciation (depreciation)	29,720
Net gain (loss)	38,773

Increase (decrease) in net assets from operations	$41,026

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,253	$2,810
Net realized gain (loss)	(4,986)	(299)
Realized gain distributions	14,039	17,296
Net change in unrealized appreciation (depreciation)	29,720	(49,265)

Increase (decrease) in net assets from operations	41,026	(29,458)

Contract owner transactions:
Proceeds from units sold	17,363	456,240
Cost of units redeemed	(6,378)	(220,713)
Account charges	(1,005)	(921)
Increase (decrease)	9,980	234,606
Net increase (decrease)	51,006	205,148
Net assets, beginning	205,148	-
Net assets, ending	$256,154	$205,148

Units sold	27,325	374,544
Units redeemed	(19,817)	(182,428)
Net increase (decrease)	7,508	192,116
Units outstanding, beginning	192,116	-
Units outstanding, ending	199,624	192,116

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$473,603
Cost of units redeemed/account charges	(229,017)
Net investment income (loss)	5,063
Net realized gain (loss)	(5,285)
Realized gain distributions	31,335
Net change in unrealized appreciation (depreciation)	(19,545)
Net assets	$256,154

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	200	$256	1.25%	20.2%	12/31/2019	$1.29	0	$0	1.00%	20.5%	12/31/2019	$1.30	0	$0	0.75%	20.8%
12/31/2018	1.07	192	205	1.25%	-8.5%	12/31/2018	1.07	0	0	1.00%	-8.3%	12/31/2018	1.08	0	0	0.75%	-8.0%
12/31/2017	1.17	0	0	1.25%	17.3%	12/31/2017	1.17	0	0	1.00%	17.6%	12/31/2017	1.17	0	0	0.75%	17.9%
12/31/2016	0.99	0	0	1.25%	-0.5%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	0	$0	0.50%	21.1%	12/31/2019	$1.32	0	$0	0.25%	21.4%	12/31/2019	$1.33	0	$0	0.00%	21.7%
12/31/2018	1.08	0	0	0.50%	-7.8%	12/31/2018	1.09	0	0	0.25%	-7.6%	12/31/2018	1.10	0	0	0.00%	-7.3%
12/31/2017	1.18	0	0	0.50%	18.2%	12/31/2017	1.18	0	0	0.25%	18.5%	12/31/2017	1.18	0	0	0.00%	18.8%
12/31/2016	1.00	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	5.2%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Moderate Allocation Fund R6 Class - 06-FNN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,164,234	$1,251,964	129,837
Receivables: investments sold	408
Payables: investments purchased	-
Net assets	$1,164,642

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,164,642	992,090	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$1,164,642	992,090

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$29,017
Mortality & expense charges	(13,437)
Net investment income (loss)	15,580

Gain (loss) on investments:
Net realized gain (loss)	(13,242)
Realized gain distributions	39,413
Net change in unrealized appreciation (depreciation)	93,845
Net gain (loss)	120,016

Increase (decrease) in net assets from operations	$135,596

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$15,580	$15,764
Net realized gain (loss)	(13,242)	(4,843)
Realized gain distributions	39,413	78,461
Net change in unrealized appreciation (depreciation)	93,845	(157,580)

Increase (decrease) in net assets from operations	135,596	(68,198)

Contract owner transactions:
Proceeds from units sold	145,944	642,093
Cost of units redeemed	(108,113)	(374,163)
Account charges	(1,403)	(1,225)
Increase (decrease)	36,428	266,705
Net increase (decrease)	172,024	198,507
Net assets, beginning	992,618	794,111
Net assets, ending	$1,164,642	$992,618

Units sold	134,777	577,294
Units redeemed	(104,202)	(340,503)
Net increase (decrease)	30,575	236,791
Units outstanding, beginning	961,515	724,724
Units outstanding, ending	992,090	961,515

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,567,758
Cost of units redeemed/account charges	(496,057)
Net investment income (loss)	46,009
Net realized gain (loss)	(17,955)
Realized gain distributions	152,617
Net change in unrealized appreciation (depreciation)	(87,730)
Net assets	$1,164,642

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	992	$1,165	1.25%	13.7%	12/31/2019	$1.18	0	$0	1.00%	14.0%	12/31/2019	$1.19	0	$0	0.75%	14.3%
12/31/2018	1.03	962	993	1.25%	-5.8%	12/31/2018	1.04	0	0	1.00%	-5.5%	12/31/2018	1.04	0	0	0.75%	-5.3%
12/31/2017	1.10	725	794	1.25%	9.9%	12/31/2017	1.10	0	0	1.00%	10.1%	12/31/2017	1.10	0	0	0.75%	10.4%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	0.50%	14.6%	12/31/2019	$1.21	0	$0	0.25%	14.9%	12/31/2019	$1.22	0	$0	0.00%	15.1%
12/31/2018	1.05	0	0	0.50%	-5.1%	12/31/2018	1.05	0	0	0.25%	-4.8%	12/31/2018	1.06	0	0	0.00%	-4.6%
12/31/2017	1.10	0	0	0.50%	10.7%	12/31/2017	1.11	0	0	0.25%	11.0%	12/31/2017	1.11	0	0	0.00%	11.2%
12/31/2016	1.00	0	0	0.50%	-0.2%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.7%
2018	3.2%
2017	4.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Aggressive Allocation Fund Y Class - 06-FNT (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.33	0	$0	1.25%	23.3%	12/31/2019	$1.34	0	$0	1.00%	23.6%	12/31/2019	$1.35	0	$0	0.75%	23.9%
12/31/2018	1.08	0	0	1.25%	-9.9%	12/31/2018	1.08	0	0	1.00%	-9.7%	12/31/2018	1.09	0	0	0.75%	-9.4%
12/31/2017	1.19	0	0	1.25%	20.2%	12/31/2017	1.20	0	0	1.00%	20.5%	12/31/2017	1.20	0	0	0.75%	20.8%
12/31/2016	0.99	0	0	1.25%	-0.7%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	0	$0	0.50%	24.2%	12/31/2019	$1.37	0	$0	0.25%	24.5%	12/31/2019	$1.38	0	$0	0.00%	24.9%
12/31/2018	1.09	0	0	0.50%	-9.2%	12/31/2018	1.10	0	0	0.25%	-9.0%	12/31/2018	1.10	0	0	0.00%	-8.7%
12/31/2017	1.20	0	0	0.50%	21.1%	12/31/2017	1.21	0	0	0.25%	21.4%	12/31/2017	1.21	0	0	0.00%	21.7%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Balanced Allocation Fund Y Class - 06-FNV (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	0	$0	1.25%	16.4%	12/31/2019	$1.22	0	$0	1.00%	16.7%	12/31/2019	$1.23	0	$0	0.75%	17.0%
12/31/2018	1.04	0	0	1.25%	-7.6%	12/31/2018	1.05	0	0	1.00%	-7.3%	12/31/2018	1.05	0	0	0.75%	-7.1%
12/31/2017	1.13	0	0	1.25%	13.0%	12/31/2017	1.13	0	0	1.00%	13.3%	12/31/2017	1.13	0	0	0.75%	13.6%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	0	$0	0.50%	17.3%	12/31/2019	$1.25	0	$0	0.25%	17.6%	12/31/2019	$1.26	0	$0	0.00%	17.9%
12/31/2018	1.06	0	0	0.50%	-6.9%	12/31/2018	1.06	0	0	0.25%	-6.6%	12/31/2018	1.07	0	0	0.00%	-6.4%
12/31/2017	1.13	0	0	0.50%	13.9%	12/31/2017	1.14	0	0	0.25%	14.2%	12/31/2017	1.14	0	0	0.00%	14.5%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Conservative Allocation Fund Y Class - 06-FNW (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	1.25%	9.9%	12/31/2019	$1.11	0	$0	1.00%	10.2%	12/31/2019	$1.12	0	$0	0.75%	10.5%
12/31/2018	1.01	0	0	1.25%	-4.8%	12/31/2018	1.01	0	0	1.00%	-4.6%	12/31/2018	1.02	0	0	0.75%	-4.3%
12/31/2017	1.06	0	0	1.25%	5.8%	12/31/2017	1.06	0	0	1.00%	6.1%	12/31/2017	1.06	0	0	0.75%	6.3%
12/31/2016	1.00	0	0	1.25%	-0.2%	12/31/2016	1.00	0	0	1.00%	-0.2%	12/31/2016	1.00	0	0	0.75%	-0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	10.8%	12/31/2019	$1.14	0	$0	0.25%	11.1%	12/31/2019	$1.15	0	$0	0.00%	11.3%
12/31/2018	1.02	0	0	0.50%	-4.1%	12/31/2018	1.03	0	0	0.25%	-3.8%	12/31/2018	1.03	0	0	0.00%	-3.6%
12/31/2017	1.06	0	0	0.50%	6.6%	12/31/2017	1.07	0	0	0.25%	6.9%	12/31/2017	1.07	0	0	0.00%	7.1%
12/31/2016	1.00	0	0	0.50%	-0.1%	12/31/2016	1.00	0	0	0.25%	-0.1%	12/31/2016	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Growth Allocation Fund Y Class - 06-FNX (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	0	$0	1.25%	19.7%	12/31/2019	$1.28	0	$0	1.00%	20.0%	12/31/2019	$1.29	0	$0	0.75%	20.3%
12/31/2018	1.06	0	0	1.25%	-8.8%	12/31/2018	1.06	0	0	1.00%	-8.6%	12/31/2018	1.07	0	0	0.75%	-8.4%
12/31/2017	1.16	0	0	1.25%	16.9%	12/31/2017	1.16	0	0	1.00%	17.2%	12/31/2017	1.17	0	0	0.75%	17.5%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.30	0	$0	0.50%	20.6%	12/31/2019	$1.31	0	$0	0.25%	20.9%	12/31/2019	$1.32	0	$0	0.00%	21.2%
12/31/2018	1.08	0	0	0.50%	-8.1%	12/31/2018	1.08	0	0	0.25%	-7.9%	12/31/2018	1.09	0	0	0.00%	-7.7%
12/31/2017	1.17	0	0	0.50%	17.8%	12/31/2017	1.17	0	0	0.25%	18.0%	12/31/2017	1.18	0	0	0.00%	18.3%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	0.99	0	0	0.00%	-0.5%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Moderate Allocation Fund Y Class - 06-FNY (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	1.25%	13.3%	12/31/2019	$1.17	0	$0	1.00%	13.6%	12/31/2019	$1.18	0	$0	0.75%	13.8%
12/31/2018	1.02	0	0	1.25%	-6.1%	12/31/2018	1.03	0	0	1.00%	-5.9%	12/31/2018	1.03	0	0	0.75%	-5.6%
12/31/2017	1.09	0	0	1.25%	9.3%	12/31/2017	1.09	0	0	1.00%	9.6%	12/31/2017	1.10	0	0	0.75%	9.9%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.2%	12/31/2016	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	0.50%	14.1%	12/31/2019	$1.20	0	$0	0.25%	14.4%	12/31/2019	$1.21	0	$0	0.00%	14.7%
12/31/2018	1.04	0	0	0.50%	-5.4%	12/31/2018	1.05	0	0	0.25%	-5.2%	12/31/2018	1.05	0	0	0.00%	-4.9%
12/31/2017	1.10	0	0	0.50%	10.2%	12/31/2017	1.10	0	0	0.25%	10.4%	12/31/2017	1.11	0	0	0.00%	10.7%
12/31/2016	1.00	0	0	0.50%	-0.2%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Aggressive Allocation Fund R3 Class - 06-FPG (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.32	0	$0	1.25%	22.9%	12/31/2019	$1.33	0	$0	1.00%	23.3%	12/31/2019	$1.34	0	$0	0.75%	23.6%
12/31/2018	1.07	0	0	1.25%	-10.1%	12/31/2018	1.08	0	0	1.00%	-9.9%	12/31/2018	1.08	0	0	0.75%	-9.7%
12/31/2017	1.19	0	0	1.25%	19.9%	12/31/2017	1.19	0	0	1.00%	20.2%	12/31/2017	1.20	0	0	0.75%	20.5%
12/31/2016	0.99	0	0	1.25%	-0.7%	12/31/2016	0.99	0	0	1.00%	-0.7%	12/31/2016	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	0	$0	0.50%	23.9%	12/31/2019	$1.36	0	$0	0.25%	24.2%	12/31/2019	$1.37	0	$0	0.00%	24.5%
12/31/2018	1.09	0	0	0.50%	-9.4%	12/31/2018	1.09	0	0	0.25%	-9.2%	12/31/2018	1.10	0	0	0.00%	-9.0%
12/31/2017	1.20	0	0	0.50%	20.8%	12/31/2017	1.20	0	0	0.25%	21.1%	12/31/2017	1.21	0	0	0.00%	21.4%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Balanced Allocation Fund R3 Class - 06-FPH (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	1.25%	16.1%	12/31/2019	$1.21	0	$0	1.00%	16.4%	12/31/2019	$1.22	0	$0	0.75%	16.7%
12/31/2018	1.04	0	0	1.25%	-7.8%	12/31/2018	1.04	0	0	1.00%	-7.6%	12/31/2018	1.05	0	0	0.75%	-7.3%
12/31/2017	1.12	0	0	1.25%	12.7%	12/31/2017	1.13	0	0	1.00%	13.0%	12/31/2017	1.13	0	0	0.75%	13.3%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.23	0	$0	0.50%	17.0%	12/31/2019	$1.24	0	$0	0.25%	17.3%	12/31/2019	$1.25	0	$0	0.00%	17.6%
12/31/2018	1.05	0	0	0.50%	-7.1%	12/31/2018	1.06	0	0	0.25%	-6.9%	12/31/2018	1.06	0	0	0.00%	-6.6%
12/31/2017	1.13	0	0	0.50%	13.6%	12/31/2017	1.14	0	0	0.25%	13.9%	12/31/2017	1.14	0	0	0.00%	14.2%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Conservative Allocation Fund R3 Class - 06-FPJ (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	1.25%	9.6%	12/31/2019	$1.10	0	$0	1.00%	9.9%	12/31/2019	$1.11	0	$0	0.75%	10.2%
12/31/2018	1.00	0	0	1.25%	-5.1%	12/31/2018	1.00	0	0	1.00%	-4.8%	12/31/2018	1.01	0	0	0.75%	-4.6%
12/31/2017	1.05	0	0	1.25%	5.5%	12/31/2017	1.06	0	0	1.00%	5.7%	12/31/2017	1.06	0	0	0.75%	6.0%
12/31/2016	1.00	0	0	1.25%	-0.2%	12/31/2016	1.00	0	0	1.00%	-0.1%	12/31/2016	1.00	0	0	0.75%	-0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	10.5%	12/31/2019	$1.13	0	$0	0.25%	10.7%	12/31/2019	$1.14	0	$0	0.00%	11.0%
12/31/2018	1.02	0	0	0.50%	-4.3%	12/31/2018	1.02	0	0	0.25%	-4.1%	12/31/2018	1.03	0	0	0.00%	-3.9%
12/31/2017	1.06	0	0	0.50%	6.3%	12/31/2017	1.06	0	0	0.25%	6.5%	12/31/2017	1.07	0	0	0.00%	6.8%
12/31/2016	1.00	0	0	0.50%	-0.1%	12/31/2016	1.00	0	0	0.25%	-0.1%	12/31/2016	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Growth Allocation Fund R3 Class - 06-FPK (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	0	$0	1.25%	19.4%	12/31/2019	$1.27	0	$0	1.00%	19.7%	12/31/2019	$1.28	0	$0	0.75%	20.0%
12/31/2018	1.05	0	0	1.25%	-9.1%	12/31/2018	1.06	0	0	1.00%	-8.8%	12/31/2018	1.07	0	0	0.75%	-8.6%
12/31/2017	1.16	0	0	1.25%	16.6%	12/31/2017	1.16	0	0	1.00%	16.9%	12/31/2017	1.17	0	0	0.75%	17.2%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	0	$0	0.50%	20.3%	12/31/2019	$1.30	0	$0	0.25%	20.6%	12/31/2019	$1.31	0	$0	0.00%	20.9%
12/31/2018	1.07	0	0	0.50%	-8.4%	12/31/2018	1.08	0	0	0.25%	-8.2%	12/31/2018	1.08	0	0	0.00%	-7.9%
12/31/2017	1.17	0	0	0.50%	17.5%	12/31/2017	1.17	0	0	0.25%	17.8%	12/31/2017	1.17	0	0	0.00%	18.1%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Moderate Allocation Fund R3 Class - 06-FPM (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	1.25%	13.0%	12/31/2019	$1.16	0	$0	1.00%	13.3%	12/31/2019	$1.17	0	$0	0.75%	13.5%
12/31/2018	1.02	0	0	1.25%	-6.4%	12/31/2018	1.02	0	0	1.00%	-6.1%	12/31/2018	1.03	0	0	0.75%	-5.9%
12/31/2017	1.09	0	0	1.25%	9.1%	12/31/2017	1.09	0	0	1.00%	9.4%	12/31/2017	1.09	0	0	0.75%	9.7%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.2%	12/31/2016	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	0.50%	13.8%	12/31/2019	$1.19	0	$0	0.25%	14.1%	12/31/2019	$1.20	0	$0	0.00%	14.4%
12/31/2018	1.04	0	0	0.50%	-5.7%	12/31/2018	1.04	0	0	0.25%	-5.4%	12/31/2018	1.05	0	0	0.00%	-5.2%
12/31/2017	1.10	0	0	0.50%	10.0%	12/31/2017	1.10	0	0	0.25%	10.2%	12/31/2017	1.10	0	0	0.00%	10.5%
12/31/2016	1.00	0	0	0.50%	-0.2%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Mid-Cap Growth Fund A Class - 06-FRG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$322,558	$335,360	23,741
Receivables: investments sold	88
Payables: investments purchased	-
Net assets	$322,646

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$297,548	218,034	$1.36
Band 100	25,098	18,271	1.37
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$322,646	236,305

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(3,729)
Net investment income (loss)	(3,729)

Gain (loss) on investments:
Net realized gain (loss)	(2,385)
Realized gain distributions	37,816
Net change in unrealized appreciation (depreciation)	37,771
Net gain (loss)	73,202

Increase (decrease) in net assets from operations	$69,473

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,729)	$(3,830)
Net realized gain (loss)	(2,385)	5,871
Realized gain distributions	37,816	54,183
Net change in unrealized appreciation (depreciation)	37,771	(69,581)

Increase (decrease) in net assets from operations	69,473	(13,357)

Contract owner transactions:
Proceeds from units sold	20,625	25,126
Cost of units redeemed	(42,552)	(46,380)
Account charges	(61)	(152)
Increase (decrease)	(21,988)	(21,406)
Net increase (decrease)	47,485	(34,763)
Net assets, beginning	275,161	309,924
Net assets, ending	$322,646	$275,161

Units sold	16,093	21,139
Units redeemed	(34,593)	(38,518)
Net increase (decrease)	(18,500)	(17,379)
Units outstanding, beginning	254,805	272,184
Units outstanding, ending	236,305	254,805

* Date of Fund Inception into Variable Account: 5 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$344,401
Cost of units redeemed/account charges	(114,385)
Net investment income (loss)	(9,639)
Net realized gain (loss)	4,338
Realized gain distributions	110,733
Net change in unrealized appreciation (depreciation)	(12,802)
Net assets	$322,646

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	218	$298	1.25%	26.4%	12/31/2019	$1.37	18	$25	1.00%	26.7%	12/31/2019	$1.38	0	$0	0.75%	27.1%
12/31/2018	1.08	233	252	1.25%	-5.2%	12/31/2018	1.08	22	23	1.00%	-4.9%	12/31/2018	1.09	0	0	0.75%	-4.7%
12/31/2017	1.14	250	285	1.25%	13.9%	12/31/2017	1.14	22	25	1.00%	14.0%	12/31/2017	1.14	0	0	0.75%	14.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	27.4%	12/31/2019	$1.40	0	$0	0.25%	27.7%	12/31/2019	$1.41	0	$0	0.00%	28.0%
12/31/2018	1.09	0	0	0.50%	-4.5%	12/31/2018	1.10	0	0	0.25%	-4.2%	12/31/2018	1.10	0	0	0.00%	-4.0%
12/31/2017	1.14	0	0	0.50%	14.4%	12/31/2017	1.15	0	0	0.25%	14.6%	12/31/2017	1.15	0	0	0.00%	14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Mid-Cap Value Fund A Class - 06-FRF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$501,767	$517,804	45,786
Receivables: investments sold	1,881
Payables: investments purchased	-
Net assets	$503,648

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$343,959	310,220	$1.11
Band 100	159,689	143,081	1.12
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$503,648	453,301

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$5,809
Mortality & expense charges	(6,176)
Net investment income (loss)	(367)

Gain (loss) on investments:
Net realized gain (loss)	(24,039)
Realized gain distributions	35
Net change in unrealized appreciation (depreciation)	119,964
Net gain (loss)	95,960

Increase (decrease) in net assets from operations	$95,593

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(367)	$(2,089)
Net realized gain (loss)	(24,039)	3,636
Realized gain distributions	35	69,712
Net change in unrealized appreciation (depreciation)	119,964	(179,287)

Increase (decrease) in net assets from operations	95,593	(108,028)

Contract owner transactions:
Proceeds from units sold	32,567	60,049
Cost of units redeemed	(182,521)	(56,832)
Account charges	(56)	(129)
Increase (decrease)	(150,010)	3,088
Net increase (decrease)	(54,417)	(104,940)
Net assets, beginning	558,065	663,005
Net assets, ending	$503,648	$558,065

Units sold	31,014	56,900
Units redeemed	(174,786)	(52,591)
Net increase (decrease)	(143,772)	4,309
Units outstanding, beginning	597,073	592,764
Units outstanding, ending	453,301	597,073

* Date of Fund Inception into Variable Account: 5 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$840,380
Cost of units redeemed/account charges	(397,972)
Net investment income (loss)	(4,508)
Net realized gain (loss)	(13,246)
Realized gain distributions	95,031
Net change in unrealized appreciation (depreciation)	(16,037)
Net assets	$503,648

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	310	$344	1.25%	18.7%	12/31/2019	$1.12	143	$160	1.00%	19.0%	12/31/2019	$1.12	0	$0	0.75%	19.3%
12/31/2018	0.93	448	418	1.25%	-16.5%	12/31/2018	0.94	149	140	1.00%	-16.3%	12/31/2018	0.94	0	0	0.75%	-16.1%
12/31/2017	1.12	434	486	1.25%	11.8%	12/31/2017	1.12	158	177	1.00%	12.0%	12/31/2017	1.12	0	0	0.75%	12.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	19.6%	12/31/2019	$1.14	0	$0	0.25%	19.9%	12/31/2019	$1.15	0	$0	0.00%	20.2%
12/31/2018	0.95	0	0	0.50%	-15.9%	12/31/2018	0.95	0	0	0.25%	-15.6%	12/31/2018	0.95	0	0	0.00%	-15.4%
12/31/2017	1.12	0	0	0.50%	12.3%	12/31/2017	1.13	0	0	0.25%	12.5%	12/31/2017	1.13	0	0	0.00%	12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	0.9%
2017	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Mid-Cap Value Fund R6 Class - 06-FTJ (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	1.25%	19.2%	12/31/2019	$1.12	0	$0	1.00%	19.5%	12/31/2019	$1.12	0	$0	0.75%	19.8%
12/31/2018	0.93	0	0	1.25%	-16.1%	12/31/2018	0.93	0	0	1.00%	-15.9%	12/31/2018	0.94	0	0	0.75%	-15.7%
12/31/2017	1.11	0	0	1.25%	11.0%	12/31/2017	1.11	0	0	1.00%	11.1%	12/31/2017	1.11	0	0	0.75%	11.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	20.1%	12/31/2019	$1.14	0	$0	0.25%	20.4%	12/31/2019	$1.15	0	$0	0.00%	20.7%
12/31/2018	0.94	0	0	0.50%	-15.5%	12/31/2018	0.95	0	0	0.25%	-15.3%	12/31/2018	0.95	0	0	0.00%	-15.0%
12/31/2017	1.11	0	0	0.50%	11.4%	12/31/2017	1.12	0	0	0.25%	11.5%	12/31/2017	1.12	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Small-Cap Growth Fund A Class - 06-FRH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,032,451	$1,046,682	61,831
Receivables: investments sold	4,470
Payables: investments purchased	-
Net assets	$1,036,921

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$607,253	495,958	$1.22
Band 100	365,531	296,604	1.23
Band 75	-	-	1.24
Band 50	64,137	51,370	1.25
Band 25	-	-	1.26
Band 0	-	-	1.26
Total	$1,036,921	843,932

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(14,053)
Net investment income (loss)	(14,053)

Gain (loss) on investments:
Net realized gain (loss)	(77,227)
Realized gain distributions	18,326
Net change in unrealized appreciation (depreciation)	333,503
Net gain (loss)	274,602

Increase (decrease) in net assets from operations	$260,549

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(14,053)	$(18,267)
Net realized gain (loss)	(77,227)	33,419
Realized gain distributions	18,326	222,699
Net change in unrealized appreciation (depreciation)	333,503	(362,399)

Increase (decrease) in net assets from operations	260,549	(124,548)

Contract owner transactions:
Proceeds from units sold	376,876	171,122
Cost of units redeemed	(925,520)	(456,064)
Account charges	(380)	(465)
Increase (decrease)	(549,024)	(285,407)
Net increase (decrease)	(288,475)	(409,955)
Net assets, beginning	1,325,396	1,735,351
Net assets, ending	$1,036,921	$1,325,396

Units sold	322,110	143,919
Units redeemed	(795,145)	(382,022)
Net increase (decrease)	(473,035)	(238,103)
Units outstanding, beginning	1,316,967	1,555,070
Units outstanding, ending	843,932	1,316,967

* Date of Fund Inception into Variable Account: 5 /26 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,328,165
Cost of units redeemed/account charges	(1,623,299)
Net investment income (loss)	(43,333)
Net realized gain (loss)	(30,939)
Realized gain distributions	420,558
Net change in unrealized appreciation (depreciation)	(14,231)
Net assets	$1,036,921

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	496	$607	1.25%	22.0%	12/31/2019	$1.23	297	$366	1.00%	22.3%	12/31/2019	$1.24	0	$0	0.75%	22.6%
12/31/2018	1.00	791	794	1.25%	-10.0%	12/31/2018	1.01	313	315	1.00%	-9.8%	12/31/2018	1.01	0	0	0.75%	-9.5%
12/31/2017	1.11	979	1,091	1.25%	11.5%	12/31/2017	1.12	352	393	1.00%	11.6%	12/31/2017	1.12	0	0	0.75%	11.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	51	$64	0.50%	22.9%	12/31/2019	$1.26	0	$0	0.25%	23.2%	12/31/2019	$1.26	0	$0	0.00%	23.6%
12/31/2018	1.02	213	216	0.50%	-9.3%	12/31/2018	1.02	0	0	0.25%	-9.1%	12/31/2018	1.02	0	0	0.00%	-8.8%
12/31/2017	1.12	224	251	0.50%	12.0%	12/31/2017	1.12	0	0	0.25%	12.1%	12/31/2017	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Small-Cap Value Fund R6 Class - 06-FTK (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	1.25%	18.6%	12/31/2019	$1.12	0	$0	1.00%	18.9%	12/31/2019	$1.12	0	$0	0.75%	19.2%
12/31/2018	0.94	0	0	1.25%	-15.8%	12/31/2018	0.94	0	0	1.00%	-15.6%	12/31/2018	0.94	0	0	0.75%	-15.4%
12/31/2017	1.11	0	0	1.25%	11.2%	12/31/2017	1.11	0	0	1.00%	11.4%	12/31/2017	1.12	0	0	0.75%	11.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	19.5%	12/31/2019	$1.14	0	$0	0.25%	19.8%	12/31/2019	$1.15	0	$0	0.00%	20.1%
12/31/2018	0.95	0	0	0.50%	-15.2%	12/31/2018	0.95	0	0	0.25%	-15.0%	12/31/2018	0.95	0	0	0.00%	-14.7%
12/31/2017	1.12	0	0	0.50%	11.7%	12/31/2017	1.12	0	0	0.25%	11.8%	12/31/2017	1.12	0	0	0.00%	12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Large-Cap Growth Fund R6 Class - 06-33F
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$257,909	$253,784	13,727
Receivables: investments sold	22
Payables: investments purchased	-
Net assets	$257,931

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$257,931	215,568	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.22
Total	$257,931	215,568

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,095
Mortality & expense charges	(1,038)
Net investment income (loss)	1,057

Gain (loss) on investments:
Net realized gain (loss)	(2,929)
Realized gain distributions	10,220
Net change in unrealized appreciation (depreciation)	4,125
Net gain (loss)	11,416

Increase (decrease) in net assets from operations	$12,473

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,057	$-
Net realized gain (loss)	(2,929)	-
Realized gain distributions	10,220	-
Net change in unrealized appreciation (depreciation)	4,125	-

Increase (decrease) in net assets from operations	12,473	-

Contract owner transactions:
Proceeds from units sold	827,201	-
Cost of units redeemed	(581,729)	-
Account charges	(14)	-
Increase (decrease)	245,458	-
Net increase (decrease)	257,931	-
Net assets, beginning	-	-
Net assets, ending	$257,931	$-

Units sold	735,578	-
Units redeemed	(520,010)	-
Net increase (decrease)	215,568	-
Units outstanding, beginning	-	-
Units outstanding, ending	215,568	-

* Date of Fund Inception into Variable Account: 2 /22 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$827,201
Cost of units redeemed/account charges	(581,743)
Net investment income (loss)	1,057
Net realized gain (loss)	(2,929)
Realized gain distributions	10,220
Net change in unrealized appreciation (depreciation)	4,125
Net assets	$257,931

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	216	$258	1.25%	26.4%	12/31/2019	$1.20	0	$0	1.00%	26.7%	12/31/2019	$1.21	0	$0	0.75%	27.1%
12/31/2018	0.95	0	0	1.25%	-5.4%	12/31/2018	0.95	0	0	1.00%	-5.2%	12/31/2018	0.95	0	0	0.75%	-5.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	0	$0	0.50%	27.4%	12/31/2019	$1.22	0	$0	0.25%	27.7%	12/31/2019	$1.22	0	$0	0.00%	28.0%
12/31/2018	0.95	0	0	0.50%	-4.8%	12/31/2018	0.95	0	0	0.25%	-4.5%	12/31/2018	0.96	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO Large-Cap Growth Fund Y Class - 06-33H
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$344,474	$320,568	18,544
Receivables: investments sold	91
Payables: investments purchased	-
Net assets	$344,565

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$344,565	290,207	$1.19
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$344,565	290,207

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,654
Mortality & expense charges	(3,106)
Net investment income (loss)	(1,452)

Gain (loss) on investments:
Net realized gain (loss)	829
Realized gain distributions	13,871
Net change in unrealized appreciation (depreciation)	23,906
Net gain (loss)	38,606

Increase (decrease) in net assets from operations	$37,154

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,452)	$-
Net realized gain (loss)	829	-
Realized gain distributions	13,871	-
Net change in unrealized appreciation (depreciation)	23,906	-

Increase (decrease) in net assets from operations	37,154	-

Contract owner transactions:
Proceeds from units sold	313,092	-
Cost of units redeemed	(5,681)	-
Account charges	-	-
Increase (decrease)	307,411	-
Net increase (decrease)	344,565	-
Net assets, beginning	-	-
Net assets, ending	$344,565	$-

Units sold	295,262	-
Units redeemed	(5,055)	-
Net increase (decrease)	290,207	-
Units outstanding, beginning	-	-
Units outstanding, ending	290,207	-

* Date of Fund Inception into Variable Account: 2 /22 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$313,092
Cost of units redeemed/account charges	(5,681)
Net investment income (loss)	(1,452)
Net realized gain (loss)	829
Realized gain distributions	13,871
Net change in unrealized appreciation (depreciation)	23,906
Net assets	$344,565

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	290	$345	1.25%	25.9%	12/31/2019	$1.19	0	$0	1.00%	26.3%	12/31/2019	$1.20	0	$0	0.75%	26.6%
12/31/2018	0.94	0	0	1.25%	-5.7%	12/31/2018	0.94	0	0	1.00%	-5.5%	12/31/2018	0.95	0	0	0.75%	-5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	0.50%	26.9%	12/31/2019	$1.21	0	$0	0.25%	27.2%	12/31/2019	$1.22	0	$0	0.00%	27.5%
12/31/2018	0.95	0	0	0.50%	-5.1%	12/31/2018	0.95	0	0	0.25%	-4.9%	12/31/2018	0.95	0	0	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO TCH Core Plus Bond Fund I Class - 06-33G (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /22 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	1.25%	8.6%	12/31/2019	$1.08	0	$0	1.00%	8.9%	12/31/2019	$1.09	0	$0	0.75%	9.1%
12/31/2018	0.99	0	0	1.25%	-0.7%	12/31/2018	1.00	0	0	1.00%	-0.4%	12/31/2018	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	9.4%	12/31/2019	$1.10	0	$0	0.25%	9.7%	12/31/2019	$1.10	0	$0	0.00%	10.0%
12/31/2018	1.00	0	0	0.50%	0.0%	12/31/2018	1.00	0	0	0.25%	0.2%	12/31/2018	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BMO TCH Core Plus Bond Fund Y Class - 06-33J
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$213,568	$213,031	17,931
Receivables: investments sold	-
Payables: investments purchased	(7)
Net assets	$213,561

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$213,561	198,896	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$213,561	198,896

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$138
Mortality & expense charges	(58)
Net investment income (loss)	80

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	537
Net gain (loss)	537

Increase (decrease) in net assets from operations	$617

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$80	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	537	-

Increase (decrease) in net assets from operations	617	-

Contract owner transactions:
Proceeds from units sold	425,615	-
Cost of units redeemed	(212,671)	-
Account charges	-	-
Increase (decrease)	212,944	-
Net increase (decrease)	213,561	-
Net assets, beginning	-	-
Net assets, ending	$213,561	$-

Units sold	397,192	-
Units redeemed	(198,296)	-
Net increase (decrease)	198,896	-
Units outstanding, beginning	-	-
Units outstanding, ending	198,896	-

* Date of Fund Inception into Variable Account: 2 /22 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$425,615
Cost of units redeemed/account charges	(212,671)
Net investment income (loss)	80
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	537
Net assets	$213,561

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	199	$214	1.25%	8.3%	12/31/2019	$1.08	0	$0	1.00%	8.6%	12/31/2019	$1.08	0	$0	0.75%	8.9%
12/31/2018	0.99	0	0	1.25%	-0.9%	12/31/2018	0.99	0	0	1.00%	-0.7%	12/31/2018	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	9.1%	12/31/2019	$1.09	0	$0	0.25%	9.4%	12/31/2019	$1.10	0	$0	0.00%	9.7%
12/31/2018	1.00	0	0	0.50%	-0.2%	12/31/2018	1.00	0	0	0.25%	0.0%	12/31/2018	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.1%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Calvert Equity Portfolio A Class - 06-345
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,547,838	$2,015,954	46,298
Receivables: investments sold	6,895
Payables: investments purchased	-
Net assets	$2,554,733

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,472,372	683,334	$3.62
Band 100	82,361	21,858	3.77
Band 75	-	-	3.92
Band 50	-	-	4.09
Band 25	-	-	4.26
Band 0	-	-	4.51
Total	$2,554,733	705,192

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$755
Mortality & expense charges	(28,318)
Net investment income (loss)	(27,563)

Gain (loss) on investments:
Net realized gain (loss)	40,098
Realized gain distributions	69,994
Net change in unrealized appreciation (depreciation)	567,640
Net gain (loss)	677,732

Increase (decrease) in net assets from operations	$650,169

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(27,563)	$(24,802)
Net realized gain (loss)	40,098	54,791
Realized gain distributions	69,994	147,504
Net change in unrealized appreciation (depreciation)	567,640	(85,504)

Increase (decrease) in net assets from operations	650,169	91,989

Contract owner transactions:
Proceeds from units sold	331,605	188,270
Cost of units redeemed	(247,746)	(697,533)
Account charges	(769)	(1,105)
Increase (decrease)	83,090	(510,368)
Net increase (decrease)	733,259	(418,379)
Net assets, beginning	1,821,474	2,239,853
Net assets, ending	$2,554,733	$1,821,474

Units sold	102,613	67,856
Units redeemed	(75,270)	(251,318)
Net increase (decrease)	27,343	(183,462)
Units outstanding, beginning	677,849	861,311
Units outstanding, ending	705,192	677,849

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$8,985,592
Cost of units redeemed/account charges	(9,202,910)
Net investment income (loss)	(276,956)
Net realized gain (loss)	795,546
Realized gain distributions	1,721,577
Net change in unrealized appreciation (depreciation)	531,884
Net assets	$2,554,733

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.62	683	$2,472	1.25%	34.8%	12/31/2019	$3.77	22	$82	1.00%	35.1%	12/31/2019	$3.92	0	$0	0.75%	35.5%
12/31/2018	2.68	657	1,763	1.25%	3.7%	12/31/2018	2.79	21	59	1.00%	4.0%	12/31/2018	2.90	0	0	0.75%	4.3%
12/31/2017	2.59	808	2,092	1.25%	24.2%	12/31/2017	2.68	21	57	1.00%	24.5%	12/31/2017	2.78	0	0	0.75%	24.9%
12/31/2016	2.08	918	1,913	1.25%	1.1%	12/31/2016	2.15	28	61	1.00%	1.3%	12/31/2016	2.23	0	0	0.75%	1.6%
12/31/2015	2.06	1,069	2,204	1.25%	2.4%	12/31/2015	2.13	31	66	1.00%	2.6%	12/31/2015	2.19	0	0	0.75%	2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.09	0	$0	0.50%	35.8%	12/31/2019	$4.26	0	$0	0.25%	36.2%	12/31/2019	$4.51	0	$0	0.00%	36.5%
12/31/2018	3.01	0	0	0.50%	4.5%	12/31/2018	3.13	0	0	0.25%	4.8%	12/31/2018	3.30	0	0	0.00%	5.0%
12/31/2017	2.88	32	91	0.50%	25.2%	12/31/2017	2.98	0	0	0.25%	25.5%	12/31/2017	3.14	0	0	0.00%	25.8%
12/31/2016	2.30	33	76	0.50%	1.8%	12/31/2016	2.38	0	0	0.25%	2.1%	12/31/2016	2.50	0	0	0.00%	2.3%
12/31/2015	2.26	36	81	0.50%	3.2%	12/31/2015	2.33	0	0	0.25%	3.4%	12/31/2015	2.44	92	225	0.00%	3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.1%
2016	0.1%
2015	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Calvert Income Fund A Class - 06-340
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$548,637	$520,337	32,122
Receivables: investments sold	3,876
Payables: investments purchased	-
Net assets	$552,513

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$552,513	314,634	$1.76
Band 100	-	-	1.83
Band 75	-	-	1.90
Band 50	-	-	1.98
Band 25	-	-	2.07
Band 0	-	-	2.19
Total	$552,513	314,634

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$16,863
Mortality & expense charges	(6,397)
Net investment income (loss)	10,466

Gain (loss) on investments:
Net realized gain (loss)	526
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	49,704
Net gain (loss)	50,230

Increase (decrease) in net assets from operations	$60,696

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,466	$9,983
Net realized gain (loss)	526	(1,201)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	49,704	(29,987)

Increase (decrease) in net assets from operations	60,696	(21,205)

Contract owner transactions:
Proceeds from units sold	79,315	55,461
Cost of units redeemed	(21,916)	(77,890)
Account charges	(165)	(165)
Increase (decrease)	57,234	(22,594)
Net increase (decrease)	117,930	(43,799)
Net assets, beginning	434,583	478,382
Net assets, ending	$552,513	$434,583

Units sold	47,320	35,203
Units redeemed	(13,185)	(49,382)
Net increase (decrease)	34,135	(14,179)
Units outstanding, beginning	280,499	294,678
Units outstanding, ending	314,634	280,499

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$27,246,778
Cost of units redeemed/account charges	(28,952,081)
Net investment income (loss)	2,118,102
Net realized gain (loss)	(274,865)
Realized gain distributions	386,279
Net change in unrealized appreciation (depreciation)	28,300
Net assets	$552,513

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.76	315	$553	1.25%	13.3%	12/31/2019	$1.83	0	$0	1.00%	13.6%	12/31/2019	$1.90	0	$0	0.75%	13.9%
12/31/2018	1.55	280	435	1.25%	-4.6%	12/31/2018	1.61	0	0	1.00%	-4.3%	12/31/2018	1.67	0	0	0.75%	-4.1%
12/31/2017	1.62	295	478	1.25%	5.2%	12/31/2017	1.68	0	0	1.00%	5.5%	12/31/2017	1.74	0	0	0.75%	5.8%
12/31/2016	1.54	425	655	1.25%	4.3%	12/31/2016	1.59	0	0	1.00%	4.6%	12/31/2016	1.65	0	0	0.75%	4.8%
12/31/2015	1.48	482	713	1.25%	-2.4%	12/31/2015	1.52	0	0	1.00%	-2.2%	12/31/2015	1.57	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.98	0	$0	0.50%	14.2%	12/31/2019	$2.07	0	$0	0.25%	14.5%	12/31/2019	$2.19	0	$0	0.00%	14.8%
12/31/2018	1.74	0	0	0.50%	-3.8%	12/31/2018	1.80	0	0	0.25%	-3.6%	12/31/2018	1.91	0	0	0.00%	-3.4%
12/31/2017	1.81	0	0	0.50%	6.0%	12/31/2017	1.87	0	0	0.25%	6.3%	12/31/2017	1.97	0	0	0.00%	6.6%
12/31/2016	1.70	0	0	0.50%	5.1%	12/31/2016	1.76	0	0	0.25%	5.3%	12/31/2016	1.85	0	0	0.00%	5.6%
12/31/2015	1.62	0	0	0.50%	-1.7%	12/31/2015	1.67	0	0	0.25%	-1.4%	12/31/2015	1.75	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.4%
2018	3.4%
2017	2.8%
2016	3.1%
2015	3.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Calvert Small Cap Fund A Class - 06-516
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$255,925	$232,438	9,870
Receivables: investments sold	215
Payables: investments purchased	-
Net assets	$256,140

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$256,140	100,607	$2.55
Band 100	-	-	2.61
Band 75	-	-	2.67
Band 50	-	-	2.73
Band 25	-	-	2.79
Band 0	-	-	2.86
Total	$256,140	100,607

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,735)
Net investment income (loss)	(2,735)

Gain (loss) on investments:
Net realized gain (loss)	3,382
Realized gain distributions	3,106
Net change in unrealized appreciation (depreciation)	37,018
Net gain (loss)	43,506

Increase (decrease) in net assets from operations	$40,771

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,735)	$(2,086)
Net realized gain (loss)	3,382	277
Realized gain distributions	3,106	8,613
Net change in unrealized appreciation (depreciation)	37,018	(20,620)

Increase (decrease) in net assets from operations	40,771	(13,816)

Contract owner transactions:
Proceeds from units sold	91,733	17,664
Cost of units redeemed	(30,417)	(2,831)
Account charges	(201)	(131)
Increase (decrease)	61,115	14,702
Net increase (decrease)	101,886	886
Net assets, beginning	154,254	153,368
Net assets, ending	$256,140	$154,254

Units sold	37,547	7,742
Units redeemed	(12,340)	(1,301)
Net increase (decrease)	25,207	6,441
Units outstanding, beginning	75,400	68,959
Units outstanding, ending	100,607	75,400

* Date of Fund Inception into Variable Account: 10 /14 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$607,331
Cost of units redeemed/account charges	(546,518)
Net investment income (loss)	(21,900)
Net realized gain (loss)	72,888
Realized gain distributions	120,852
Net change in unrealized appreciation (depreciation)	23,487
Net assets	$256,140

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.55	101	$256	1.25%	24.4%	12/31/2019	$2.61	0	$0	1.00%	24.8%	12/31/2019	$2.67	0	$0	0.75%	25.1%
12/31/2018	2.05	75	154	1.25%	-8.0%	12/31/2018	2.09	0	0	1.00%	-7.8%	12/31/2018	2.13	0	0	0.75%	-7.6%
12/31/2017	2.22	69	153	1.25%	11.8%	12/31/2017	2.26	0	0	1.00%	12.1%	12/31/2017	2.31	0	0	0.75%	12.4%
12/31/2016	1.99	101	200	1.25%	18.5%	12/31/2016	2.02	0	0	1.00%	18.8%	12/31/2016	2.05	0	0	0.75%	19.1%
12/31/2015	1.68	114	192	1.25%	-2.3%	12/31/2015	1.70	0	0	1.00%	-2.1%	12/31/2015	1.72	0	0	0.75%	-1.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.73	0	$0	0.50%	25.4%	12/31/2019	$2.79	0	$0	0.25%	25.7%	12/31/2019	$2.86	0	$0	0.00%	26.0%
12/31/2018	2.18	0	0	0.50%	-7.3%	12/31/2018	2.22	0	0	0.25%	-7.1%	12/31/2018	2.27	0	0	0.00%	-6.9%
12/31/2017	2.35	0	0	0.50%	12.6%	12/31/2017	2.39	0	0	0.25%	12.9%	12/31/2017	2.43	0	0	0.00%	13.2%
12/31/2016	2.08	0	0	0.50%	19.4%	12/31/2016	2.12	0	0	0.25%	19.7%	12/31/2016	2.15	0	0	0.00%	20.0%
12/31/2015	1.75	0	0	0.50%	-1.6%	12/31/2015	1.77	0	0	0.25%	-1.3%	12/31/2015	1.79	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Calvert VP SRI Mid Cap Growth Portfolio - 06-520
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,849,426	$6,793,594	208,306
Receivables: investments sold	1,783
Payables: investments purchased	-
Net assets	$6,851,209

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,705,036	1,219,341	$5.50
Band 100	146,173	25,523	5.73
Band 75	-	-	5.96
Band 50	-	-	6.21
Band 25	-	-	6.47
Band 0	-	-	7.49
Total	$6,851,209	1,244,864

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$29,069
Mortality & expense charges	(82,406)
Net investment income (loss)	(53,337)

Gain (loss) on investments:
Net realized gain (loss)	(18,726)
Realized gain distributions	547,628
Net change in unrealized appreciation (depreciation)	1,208,809
Net gain (loss)	1,737,711

Increase (decrease) in net assets from operations	$1,684,374

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(53,337)	$(51,014)
Net realized gain (loss)	(18,726)	(79,004)
Realized gain distributions	547,628	674,848
Net change in unrealized appreciation (depreciation)	1,208,809	(853,991)

Increase (decrease) in net assets from operations	1,684,374	(309,161)

Contract owner transactions:
Proceeds from units sold	436,459	668,475
Cost of units redeemed	(1,105,727)	(2,227,353)
Account charges	(2,750)	(3,545)
Increase (decrease)	(672,018)	(1,562,423)
Net increase (decrease)	1,012,356	(1,871,584)
Net assets, beginning	5,838,853	7,710,437
Net assets, ending	$6,851,209	$5,838,853

Units sold	89,010	152,273
Units redeemed	(219,438)	(491,538)
Net increase (decrease)	(130,428)	(339,265)
Units outstanding, beginning	1,375,292	1,714,557
Units outstanding, ending	1,244,864	1,375,292

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$172,512,442
Cost of units redeemed/account charges	(172,644,655)
Net investment income (loss)	655,762
Net realized gain (loss)	(265,133)
Realized gain distributions	6,536,961
Net change in unrealized appreciation (depreciation)	55,832
Net assets	$6,851,209

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$5.50	1,219	$6,705	1.25%	29.7%	12/31/2019	$5.73	26	$146	1.00%	30.1%	12/31/2019	$5.96	0	$0	0.75%	30.4%
12/31/2018	4.24	1,345	5,701	1.25%	-5.6%	12/31/2018	4.40	27	118	1.00%	-5.4%	12/31/2018	4.57	0	0	0.75%	-5.1%
12/31/2017	4.49	1,670	7,500	1.25%	10.3%	12/31/2017	4.65	43	198	1.00%	10.5%	12/31/2017	4.82	0	0	0.75%	10.8%
12/31/2016	4.07	2,011	8,189	1.25%	5.9%	12/31/2016	4.21	40	169	1.00%	6.2%	12/31/2016	4.35	0	0	0.75%	6.4%
12/31/2015	3.85	2,432	9,354	1.25%	-4.5%	12/31/2015	3.97	78	311	1.00%	-4.2%	12/31/2015	4.09	0	0	0.75%	-4.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$6.21	0	$0	0.50%	30.7%	12/31/2019	$6.47	0	$0	0.25%	31.0%	12/31/2019	$7.49	0	$0	0.00%	31.4%
12/31/2018	4.75	0	0	0.50%	-4.9%	12/31/2018	4.94	0	0	0.25%	-4.7%	12/31/2018	5.70	3	19	0.00%	-4.4%
12/31/2017	5.00	0	0	0.50%	11.1%	12/31/2017	5.18	0	0	0.25%	11.4%	12/31/2017	5.97	2	12	0.00%	11.7%
12/31/2016	4.50	0	0	0.50%	6.7%	12/31/2016	4.65	0	0	0.25%	7.0%	12/31/2016	5.35	3	16	0.00%	7.2%
12/31/2015	4.22	0	0	0.50%	-3.8%	12/31/2015	4.35	0	0	0.25%	-3.5%	12/31/2015	4.98	0	0	0.00%	-3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.5%
2018	0.5%
2017	0.7%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Calvert US Large Cap Core Responsible Index Fund R6 Class - 06-3FX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,283	$1,174	46
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,283

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,283	1,102	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$1,283	1,102

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$13
Mortality & expense charges	(8)
Net investment income (loss)	5

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	109
Net gain (loss)	109

Increase (decrease) in net assets from operations	$114

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	109	-

Increase (decrease) in net assets from operations	114	-

Contract owner transactions:
Proceeds from units sold	1,169	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	1,169	-
Net increase (decrease)	1,283	-
Net assets, beginning	-	-
Net assets, ending	$1,283	$-

Units sold	1,102	-
Units redeemed	-	-
Net increase (decrease)	1,102	-
Units outstanding, beginning	-	-
Units outstanding, ending	1,102	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,169
Cost of units redeemed/account charges	-
Net investment income (loss)	5
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	109
Net assets	$1,283

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	1	$1	1.25%	31.2%	12/31/2019	$1.17	0	$0	1.00%	31.5%	12/31/2019	$1.17	0	$0	0.75%	31.9%
12/31/2018	0.89	0	0	1.25%	-11.3%	12/31/2018	0.89	0	0	1.00%	-11.2%	12/31/2018	0.89	0	0	0.75%	-11.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	0.50%	32.2%	12/31/2019	$1.18	0	$0	0.25%	32.5%	12/31/2019	$1.19	0	$0	0.00%	32.8%
12/31/2018	0.89	0	0	0.50%	-11.0%	12/31/2018	0.89	0	0	0.25%	-10.9%	12/31/2018	0.89	0	0	0.00%	-10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Parametric Emerging Markets R6 Class - 06-47V (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	1.25%	10.0%	12/31/2019	$1.10	0	$0	1.00%	10.1%	12/31/2019	$1.10	0	$0	0.75%	10.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	10.3%	12/31/2019	$1.10	0	$0	0.25%	10.4%	12/31/2019	$1.11	0	$0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Calvert Small Cap R6 Class - 06-4FN (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	0	$0	1.25%	3.1%	12/31/2019	$1.03	0	$0	1.00%	3.2%	12/31/2019	$1.03	0	$0	0.75%	3.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	0	$0	0.50%	3.3%	12/31/2019	$1.03	0	$0	0.25%	3.4%	12/31/2019	$1.03	0	$0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Calvert Balanced R6 Class - 06-4FJ (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	1.25%	4.4%	12/31/2019	$1.04	0	$0	1.00%	4.4%	12/31/2019	$1.05	0	$0	0.75%	4.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	0.50%	4.6%	12/31/2019	$1.05	0	$0	0.25%	4.6%	12/31/2019	$1.05	0	$0	0.00%	4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
ClearBridge Appreciation Fund R Class - 06-717
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.25
Band 100	-	-	2.29
Band 75	-	-	2.34
Band 50	-	-	2.38
Band 25	-	-	2.42
Band 0	-	-	2.46
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$(577)
Net realized gain (loss)	-	11,401
Realized gain distributions	-	1,209
Net change in unrealized appreciation (depreciation)	-	(9,285)

Increase (decrease) in net assets from operations	-	2,748

Contract owner transactions:
Proceeds from units sold	-	15,551
Cost of units redeemed	-	(85,545)
Account charges	-	-
Increase (decrease)	-	(69,994)
Net increase (decrease)	-	(67,246)
Net assets, beginning	-	67,246
Net assets, ending	$-	$-

Units sold	-	8,242
Units redeemed	-	(44,960)
Net increase (decrease)	-	(36,718)
Units outstanding, beginning	-	36,718
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$421,079
Cost of units redeemed/account charges	(489,799)
Net investment income (loss)	(3,651)
Net realized gain (loss)	52,835
Realized gain distributions	19,536
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.25	0	$0	1.25%	27.8%	12/31/2019	$2.29	0	$0	1.00%	28.1%	12/31/2019	$2.34	0	$0	0.75%	28.4%
12/31/2018	1.76	0	0	1.25%	-3.7%	12/31/2018	1.79	0	0	1.00%	-3.5%	12/31/2018	1.82	0	0	0.75%	-3.2%
12/31/2017	1.83	37	67	1.25%	17.7%	12/31/2017	1.86	0	0	1.00%	18.0%	12/31/2017	1.88	0	0	0.75%	18.3%
12/31/2016	1.56	30	47	1.25%	7.4%	12/31/2016	1.57	0	0	1.00%	7.6%	12/31/2016	1.59	0	0	0.75%	7.9%
12/31/2015	1.45	27	40	1.25%	-0.2%	12/31/2015	1.46	0	0	1.00%	0.1%	12/31/2015	1.47	0	0	0.75%	0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.38	0	$0	0.50%	28.7%	12/31/2019	$2.42	0	$0	0.25%	29.0%	12/31/2019	$2.46	0	$0	0.00%	29.4%
12/31/2018	1.85	0	0	0.50%	-3.0%	12/31/2018	1.88	0	0	0.25%	-2.7%	12/31/2018	1.90	0	0	0.00%	-2.5%
12/31/2017	1.90	0	0	0.50%	18.6%	12/31/2017	1.93	0	0	0.25%	18.9%	12/31/2017	1.95	0	0	0.00%	19.2%
12/31/2016	1.60	0	0	0.50%	8.2%	12/31/2016	1.62	0	0	0.25%	8.4%	12/31/2016	1.64	0	0	0.00%	8.7%
12/31/2015	1.48	0	0	0.50%	0.6%	12/31/2015	1.50	0	0	0.25%	0.8%	12/31/2015	1.51	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.4%
2017	0.6%
2016	0.8%
2015	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
ClearBridge Appreciation Fund FI Class - 06-712
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$713,884	$610,852	36,697
Receivables: investments sold	257,143
Payables: investments purchased	-
Net assets	$971,027

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$971,027	421,981	$2.30
Band 100	-	-	2.34
Band 75	-	-	2.38
Band 50	-	-	2.43
Band 25	-	-	2.47
Band 0	-	-	2.52
Total	$971,027	421,981

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$6,690
Mortality & expense charges	(9,960)
Net investment income (loss)	(3,270)

Gain (loss) on investments:
Net realized gain (loss)	60,434
Realized gain distributions	39,074
Net change in unrealized appreciation (depreciation)	96,146
Net gain (loss)	195,654

Increase (decrease) in net assets from operations	$192,384

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,270)	$(2,802)
Net realized gain (loss)	60,434	27,612
Realized gain distributions	39,074	38,986
Net change in unrealized appreciation (depreciation)	96,146	(93,541)

Increase (decrease) in net assets from operations	192,384	(29,745)

Contract owner transactions:
Proceeds from units sold	423,035	197,651
Cost of units redeemed	(378,116)	(210,023)
Account charges	(487)	(417)
Increase (decrease)	44,432	(12,789)
Net increase (decrease)	236,816	(42,534)
Net assets, beginning	734,211	776,745
Net assets, ending	$971,027	$734,211

Units sold	194,028	104,810
Units redeemed	(180,844)	(113,797)
Net increase (decrease)	13,184	(8,987)
Units outstanding, beginning	408,797	417,784
Units outstanding, ending	421,981	408,797

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,233,807
Cost of units redeemed/account charges	(1,764,341)
Net investment income (loss)	(15,556)
Net realized gain (loss)	244,749
Realized gain distributions	169,336
Net change in unrealized appreciation (depreciation)	103,032
Net assets	$971,027

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.30	422	$971	1.25%	28.1%	12/31/2019	$2.34	0	$0	1.00%	28.4%	12/31/2019	$2.38	0	$0	0.75%	28.8%
12/31/2018	1.80	409	734	1.25%	-3.4%	12/31/2018	1.82	0	0	1.00%	-3.2%	12/31/2018	1.85	0	0	0.75%	-2.9%
12/31/2017	1.86	418	777	1.25%	18.0%	12/31/2017	1.88	0	0	1.00%	18.3%	12/31/2017	1.91	0	0	0.75%	18.6%
12/31/2016	1.58	714	1,126	1.25%	7.7%	12/31/2016	1.59	0	0	1.00%	8.0%	12/31/2016	1.61	0	0	0.75%	8.2%
12/31/2015	1.46	343	502	1.25%	0.2%	12/31/2015	1.47	0	0	1.00%	0.4%	12/31/2015	1.49	0	0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.43	0	$0	0.50%	29.1%	12/31/2019	$2.47	0	$0	0.25%	29.4%	12/31/2019	$2.52	0	$0	0.00%	29.7%
12/31/2018	1.88	0	0	0.50%	-2.7%	12/31/2018	1.91	0	0	0.25%	-2.4%	12/31/2018	1.94	0	0	0.00%	-2.2%
12/31/2017	1.93	0	0	0.50%	18.9%	12/31/2017	1.96	0	0	0.25%	19.2%	12/31/2017	1.98	0	0	0.00%	19.5%
12/31/2016	1.63	0	0	0.50%	8.5%	12/31/2016	1.64	0	0	0.25%	8.8%	12/31/2016	1.66	0	0	0.00%	9.0%
12/31/2015	1.50	0	0	0.50%	1.0%	12/31/2015	1.51	0	0	0.25%	1.2%	12/31/2015	1.52	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.8%
2018	0.9%
2017	0.7%
2016	1.4%
2015	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BrandywineGLOBAL - Global Opportunities Bond Fund FI Class - 06-709
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$414,087	$398,467	40,017
Receivables: investments sold	7,694
Payables: investments purchased	-
Net assets	$421,781

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$421,781	401,119	$1.05
Band 100	-	-	1.07
Band 75	-	-	1.09
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	-	-	1.15
Total	$421,781	401,119

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$35,355
Mortality & expense charges	(28,299)
Net investment income (loss)	7,056

Gain (loss) on investments:
Net realized gain (loss)	(99,883)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	260,606
Net gain (loss)	160,723

Increase (decrease) in net assets from operations	$167,779

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,056	$57,247
Net realized gain (loss)	(99,883)	(20,958)
Realized gain distributions	-	3,010
Net change in unrealized appreciation (depreciation)	260,606	(244,986)

Increase (decrease) in net assets from operations	167,779	(205,687)

Contract owner transactions:
Proceeds from units sold	325,601	584,960
Cost of units redeemed	(2,953,676)	(1,014,494)
Account charges	(792)	(938)
Increase (decrease)	(2,628,867)	(430,472)
Net increase (decrease)	(2,461,088)	(636,159)
Net assets, beginning	2,882,869	3,519,028
Net assets, ending	$421,781	$2,882,869

Units sold	322,679	580,501
Units redeemed	(2,865,751)	(999,929)
Net increase (decrease)	(2,543,072)	(419,428)
Units outstanding, beginning	2,944,191	3,363,619
Units outstanding, ending	401,119	2,944,191

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,948,906
Cost of units redeemed/account charges	(5,651,973)
Net investment income (loss)	82,492
Net realized gain (loss)	(103,832)
Realized gain distributions	130,568
Net change in unrealized appreciation (depreciation)	15,620
Net assets	$421,781

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	401	$422	1.25%	7.4%	12/31/2019	$1.07	0	$0	1.00%	7.7%	12/31/2019	$1.09	0	$0	0.75%	7.9%
12/31/2018	0.98	2,944	2,883	1.25%	-6.4%	12/31/2018	0.99	0	0	1.00%	-6.2%	12/31/2018	1.01	0	0	0.75%	-5.9%
12/31/2017	1.05	3,364	3,519	1.25%	10.9%	12/31/2017	1.06	0	0	1.00%	11.2%	12/31/2017	1.07	0	0	0.75%	11.4%
12/31/2016	0.94	2,451	2,312	1.25%	3.3%	12/31/2016	0.95	0	0	1.00%	3.6%	12/31/2016	0.96	0	0	0.75%	3.8%
12/31/2015	0.91	1,717	1,568	1.25%	-10.1%	12/31/2015	0.92	0	0	1.00%	-9.8%	12/31/2015	0.93	0	0	0.75%	-9.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	8.2%	12/31/2019	$1.13	0	$0	0.25%	8.5%	12/31/2019	$1.15	0	$0	0.00%	8.7%
12/31/2018	1.03	0	0	0.50%	-5.7%	12/31/2018	1.04	0	0	0.25%	-5.5%	12/31/2018	1.06	0	0	0.00%	-5.2%
12/31/2017	1.09	0	0	0.50%	11.7%	12/31/2017	1.10	0	0	0.25%	12.0%	12/31/2017	1.12	0	0	0.00%	12.3%
12/31/2016	0.97	0	0	0.50%	4.1%	12/31/2016	0.98	0	0	0.25%	4.4%	12/31/2016	0.99	0	0	0.00%	4.6%
12/31/2015	0.93	0	0	0.50%	-9.4%	12/31/2015	0.94	0	0	0.25%	-9.2%	12/31/2015	0.95	0	0	0.00%	-8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.1%
2018	3.0%
2017	2.3%
2016	0.0%
2015	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BrandywineGLOBAL - Global Opportunities Bond Fund R Class - 06-714
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.05
Band 75	-	-	1.07
Band 50	-	-	1.09
Band 25	-	-	1.11
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$62
Mortality & expense charges	-
Net investment income (loss)	62

Gain (loss) on investments:
Net realized gain (loss)	(854)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,747
Net gain (loss)	893

Increase (decrease) in net assets from operations	$955

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$62	$768
Net realized gain (loss)	(854)	318
Realized gain distributions	-	69
Net change in unrealized appreciation (depreciation)	1,747	(4,103)

Increase (decrease) in net assets from operations	955	(2,948)

Contract owner transactions:
Proceeds from units sold	-	10,592
Cost of units redeemed	(24,604)	(107,955)
Account charges	-	(26)
Increase (decrease)	(24,604)	(97,389)
Net increase (decrease)	(23,649)	(100,337)
Net assets, beginning	23,649	123,986
Net assets, ending	$-	$23,649

Units sold	6	9,758
Units redeemed	(22,751)	(105,586)
Net increase (decrease)	(22,745)	(95,828)
Units outstanding, beginning	22,745	118,573
Units outstanding, ending	-	22,745

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$362,449
Cost of units redeemed/account charges	(370,484)
Net investment income (loss)	4,097
Net realized gain (loss)	(2,151)
Realized gain distributions	6,089
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	0	$0	1.25%	7.1%	12/31/2019	$1.05	0	$0	1.00%	7.4%	12/31/2019	$1.07	0	$0	0.75%	7.7%
12/31/2018	0.96	0	0	1.25%	-6.7%	12/31/2018	0.98	0	0	1.00%	-6.5%	12/31/2018	0.99	0	0	0.75%	-6.3%
12/31/2017	1.03	96	99	1.25%	10.6%	12/31/2017	1.05	0	0	1.00%	10.9%	12/31/2017	1.06	0	0	0.75%	11.2%
12/31/2016	0.93	120	112	1.25%	3.1%	12/31/2016	0.94	0	0	1.00%	3.3%	12/31/2016	0.95	0	0	0.75%	3.6%
12/31/2015	0.91	188	170	1.25%	-10.3%	12/31/2015	0.91	0	0	1.00%	-10.0%	12/31/2015	0.92	0	0	0.75%	-9.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	7.9%	12/31/2019	$1.11	0	$0	0.25%	8.2%	12/31/2019	$1.13	0	$0	0.00%	8.5%
12/31/2018	1.01	0	0	0.50%	-6.0%	12/31/2018	1.02	0	0	0.25%	-5.8%	12/31/2018	1.04	23	24	0.00%	-5.5%
12/31/2017	1.07	0	0	0.50%	11.5%	12/31/2017	1.09	0	0	0.25%	11.7%	12/31/2017	1.10	23	25	0.00%	12.0%
12/31/2016	0.96	0	0	0.50%	3.9%	12/31/2016	0.97	0	0	0.25%	4.1%	12/31/2016	0.98	23	22	0.00%	4.4%
12/31/2015	0.93	0	0	0.50%	-9.6%	12/31/2015	0.93	0	0	0.25%	-9.4%	12/31/2015	0.94	30	28	0.00%	-9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.5%
2018	1.7%
2017	1.7%
2016	0.0%
2015	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Western Asset Core Plus Bond Fund R Class - 06-718
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$117,735	$113,255	9,860
Receivables: investments sold	98
Payables: investments purchased	-
Net assets	$117,833

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$117,833	100,714	$1.17
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$117,833	100,714

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,872
Mortality & expense charges	(1,585)
Net investment income (loss)	2,287

Gain (loss) on investments:
Net realized gain (loss)	975
Realized gain distributions	1,519
Net change in unrealized appreciation (depreciation)	7,328
Net gain (loss)	9,822

Increase (decrease) in net assets from operations	$12,109

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,287	$2,031
Net realized gain (loss)	975	(1,239)
Realized gain distributions	1,519	751
Net change in unrealized appreciation (depreciation)	7,328	(6,040)

Increase (decrease) in net assets from operations	12,109	(4,497)

Contract owner transactions:
Proceeds from units sold	17,927	50,624
Cost of units redeemed	(28,354)	(60,805)
Account charges	(6)	(55)
Increase (decrease)	(10,433)	(10,236)
Net increase (decrease)	1,676	(14,733)
Net assets, beginning	116,157	130,890
Net assets, ending	$117,833	$116,157

Units sold	16,241	48,980
Units redeemed	(24,920)	(58,701)
Net increase (decrease)	(8,679)	(9,721)
Units outstanding, beginning	109,393	119,114
Units outstanding, ending	100,714	109,393

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$460,739
Cost of units redeemed/account charges	(355,691)
Net investment income (loss)	9,120
Net realized gain (loss)	(4,435)
Realized gain distributions	3,620
Net change in unrealized appreciation (depreciation)	4,480
Net assets	$117,833

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	101	$118	1.25%	10.2%	12/31/2019	$1.19	0	$0	1.00%	10.5%	12/31/2019	$1.21	0	$0	0.75%	10.7%
12/31/2018	1.06	109	116	1.25%	-3.4%	12/31/2018	1.08	0	0	1.00%	-3.1%	12/31/2018	1.09	0	0	0.75%	-2.9%
12/31/2017	1.10	119	131	1.25%	4.9%	12/31/2017	1.11	0	0	1.00%	5.2%	12/31/2017	1.13	0	0	0.75%	5.5%
12/31/2016	1.05	112	117	1.25%	2.8%	12/31/2016	1.06	0	0	1.00%	3.1%	12/31/2016	1.07	0	0	0.75%	3.3%
12/31/2015	1.02	153	156	1.25%	-0.6%	12/31/2015	1.03	0	0	1.00%	-0.4%	12/31/2015	1.03	0	0	0.75%	-0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.23	0	$0	0.50%	11.0%	12/31/2019	$1.26	0	$0	0.25%	11.3%	12/31/2019	$1.28	0	$0	0.00%	11.6%
12/31/2018	1.11	0	0	0.50%	-2.6%	12/31/2018	1.13	0	0	0.25%	-2.4%	12/31/2018	1.15	0	0	0.00%	-2.1%
12/31/2017	1.14	0	0	0.50%	5.7%	12/31/2017	1.16	0	0	0.25%	6.0%	12/31/2017	1.17	0	0	0.00%	6.2%
12/31/2016	1.08	0	0	0.50%	3.6%	12/31/2016	1.09	0	0	0.25%	3.9%	12/31/2016	1.10	0	0	0.00%	4.1%
12/31/2015	1.04	0	0	0.50%	0.1%	12/31/2015	1.05	0	0	0.25%	0.4%	12/31/2015	1.06	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.3%
2018	3.0%
2017	2.4%
2016	2.7%
2015	3.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
ClearBridge Aggressive Growth Fund R Class - 06-716
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,376	$11,652	61
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$10,379

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,379	4,922	$2.11
Band 100	-	-	2.15
Band 75	-	-	2.19
Band 50	-	-	2.22
Band 25	-	-	2.26
Band 0	-	-	2.31
Total	$10,379	4,922

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$10
Mortality & expense charges	(209)
Net investment income (loss)	(199)

Gain (loss) on investments:
Net realized gain (loss)	(1,242)
Realized gain distributions	1,157
Net change in unrealized appreciation (depreciation)	2,741
Net gain (loss)	2,656

Increase (decrease) in net assets from operations	$2,457

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(199)	$(617)
Net realized gain (loss)	(1,242)	3,790
Realized gain distributions	1,157	2,287
Net change in unrealized appreciation (depreciation)	2,741	(3,638)

Increase (decrease) in net assets from operations	2,457	1,822

Contract owner transactions:
Proceeds from units sold	1,202	16,846
Cost of units redeemed	(6,161)	(61,050)
Account charges	(21)	(36)
Increase (decrease)	(4,980)	(44,240)
Net increase (decrease)	(2,523)	(42,418)
Net assets, beginning	12,902	55,320
Net assets, ending	$10,379	$12,902

Units sold	634	8,382
Units redeemed	(3,193)	(29,966)
Net increase (decrease)	(2,559)	(21,584)
Units outstanding, beginning	7,481	29,065
Units outstanding, ending	4,922	7,481

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,024,804
Cost of units redeemed/account charges	(2,056,139)
Net investment income (loss)	(23,662)
Net realized gain (loss)	(20,117)
Realized gain distributions	86,769
Net change in unrealized appreciation (depreciation)	(1,276)
Net assets	$10,379

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.11	5	$10	1.25%	22.3%	12/31/2019	$2.15	0	$0	1.00%	22.6%	12/31/2019	$2.19	0	$0	0.75%	22.9%
12/31/2018	1.72	7	13	1.25%	-9.4%	12/31/2018	1.75	0	0	1.00%	-9.2%	12/31/2018	1.78	0	0	0.75%	-8.9%
12/31/2017	1.90	29	55	1.25%	12.5%	12/31/2017	1.93	0	0	1.00%	12.8%	12/31/2017	1.95	0	0	0.75%	13.1%
12/31/2016	1.69	378	639	1.25%	4.1%	12/31/2016	1.71	0	0	1.00%	4.3%	12/31/2016	1.73	0	0	0.75%	4.6%
12/31/2015	1.63	551	896	1.25%	-5.9%	12/31/2015	1.64	0	0	1.00%	-5.6%	12/31/2015	1.65	0	0	0.75%	-5.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.22	0	$0	0.50%	23.2%	12/31/2019	$2.26	0	$0	0.25%	23.5%	12/31/2019	$2.31	0	$0	0.00%	23.8%
12/31/2018	1.81	0	0	0.50%	-8.7%	12/31/2018	1.83	0	0	0.25%	-8.5%	12/31/2018	1.86	0	0	0.00%	-8.2%
12/31/2017	1.98	0	0	0.50%	13.4%	12/31/2017	2.00	0	0	0.25%	13.7%	12/31/2017	2.03	0	0	0.00%	13.9%
12/31/2016	1.74	0	0	0.50%	4.9%	12/31/2016	1.76	0	0	0.25%	5.1%	12/31/2016	1.78	0	0	0.00%	5.4%
12/31/2015	1.66	0	0	0.50%	-5.2%	12/31/2015	1.68	0	0	0.25%	-4.9%	12/31/2015	1.69	155	261	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.1%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Western Asset Core Plus Bond Fund FI Class - 06-713
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$569,075	$560,446	47,818
Receivables: investments sold	3,316
Payables: investments purchased	-
Net assets	$572,391

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$572,391	478,056	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.24
Band 50	-	-	1.26
Band 25	-	-	1.29
Band 0	-	-	1.31
Total	$572,391	478,056

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$66,654
Mortality & expense charges	(24,790)
Net investment income (loss)	41,864

Gain (loss) on investments:
Net realized gain (loss)	24,236
Realized gain distributions	23,837
Net change in unrealized appreciation (depreciation)	100,760
Net gain (loss)	148,833

Increase (decrease) in net assets from operations	$190,697

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$41,864	$41,689
Net realized gain (loss)	24,236	(30,799)
Realized gain distributions	23,837	11,246
Net change in unrealized appreciation (depreciation)	100,760	(98,178)

Increase (decrease) in net assets from operations	190,697	(76,042)

Contract owner transactions:
Proceeds from units sold	422,323	423,656
Cost of units redeemed	(1,935,465)	(1,115,581)
Account charges	(3,085)	(4,144)
Increase (decrease)	(1,516,227)	(696,069)
Net increase (decrease)	(1,325,530)	(772,111)
Net assets, beginning	1,897,921	2,670,032
Net assets, ending	$572,391	$1,897,921

Units sold	402,571	393,564
Units redeemed	(1,676,085)	(1,030,344)
Net increase (decrease)	(1,273,514)	(636,780)
Units outstanding, beginning	1,751,570	2,388,350
Units outstanding, ending	478,056	1,751,570

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,146,606
Cost of units redeemed/account charges	(3,757,858)
Net investment income (loss)	138,001
Net realized gain (loss)	(12,951)
Realized gain distributions	49,964
Net change in unrealized appreciation (depreciation)	8,629
Net assets	$572,391

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	478	$572	1.25%	10.5%	12/31/2019	$1.22	0	$0	1.00%	10.8%	12/31/2019	$1.24	0	$0	0.75%	11.1%
12/31/2018	1.08	1,752	1,898	1.25%	-3.1%	12/31/2018	1.10	0	0	1.00%	-2.8%	12/31/2018	1.12	0	0	0.75%	-2.6%
12/31/2017	1.12	2,388	2,670	1.25%	5.3%	12/31/2017	1.13	0	0	1.00%	5.6%	12/31/2017	1.15	0	0	0.75%	5.9%
12/31/2016	1.06	906	962	1.25%	2.9%	12/31/2016	1.07	0	0	1.00%	3.2%	12/31/2016	1.08	0	0	0.75%	3.4%
12/31/2015	1.03	783	807	1.25%	-0.2%	12/31/2015	1.04	0	0	1.00%	0.0%	12/31/2015	1.05	0	0	0.75%	0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	0	$0	0.50%	11.3%	12/31/2019	$1.29	0	$0	0.25%	11.6%	12/31/2019	$1.31	0	$0	0.00%	11.9%
12/31/2018	1.13	0	0	0.50%	-2.3%	12/31/2018	1.15	0	0	0.25%	-2.1%	12/31/2018	1.17	0	0	0.00%	-1.9%
12/31/2017	1.16	0	0	0.50%	6.1%	12/31/2017	1.18	0	0	0.25%	6.4%	12/31/2017	1.19	0	0	0.00%	6.6%
12/31/2016	1.09	0	0	0.50%	3.7%	12/31/2016	1.11	0	0	0.25%	4.0%	12/31/2016	1.12	0	0	0.00%	4.2%
12/31/2015	1.06	0	0	0.50%	0.5%	12/31/2015	1.06	0	0	0.25%	0.8%	12/31/2015	1.07	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.4%
2018	3.1%
2017	2.3%
2016	3.6%
2015	3.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
ClearBridge Aggressive Growth Fund FI Class - 06-711
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.15
Band 100	-	-	2.19
Band 75	-	-	2.23
Band 50	-	-	2.27
Band 25	-	-	2.31
Band 0	-	-	2.35
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(964)
Net investment income (loss)	(964)

Gain (loss) on investments:
Net realized gain (loss)	(4,059)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	16,562
Net gain (loss)	12,503

Increase (decrease) in net assets from operations	$11,539

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(964)	$(1,658)
Net realized gain (loss)	(4,059)	27,037
Realized gain distributions	-	9,220
Net change in unrealized appreciation (depreciation)	16,562	(28,866)

Increase (decrease) in net assets from operations	11,539	5,733

Contract owner transactions:
Proceeds from units sold	31,555	44,546
Cost of units redeemed	(101,106)	(322,120)
Account charges	(409)	(399)
Increase (decrease)	(69,960)	(277,973)
Net increase (decrease)	(58,421)	(272,240)
Net assets, beginning	58,421	330,661
Net assets, ending	$-	$58,421

Units sold	16,233	21,686
Units redeemed	(49,543)	(159,758)
Net increase (decrease)	(33,310)	(138,072)
Units outstanding, beginning	33,310	171,382
Units outstanding, ending	-	33,310

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$19,824,048
Cost of units redeemed/account charges	(20,251,600)
Net investment income (loss)	(203,774)
Net realized gain (loss)	107,588
Realized gain distributions	523,738
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.15	0	$0	1.25%	22.6%	12/31/2019	$2.19	0	$0	1.00%	23.0%	12/31/2019	$2.23	0	$0	0.75%	23.3%
12/31/2018	1.75	33	58	1.25%	-9.1%	12/31/2018	1.78	0	0	1.00%	-8.9%	12/31/2018	1.81	0	0	0.75%	-8.6%
12/31/2017	1.93	171	331	1.25%	12.9%	12/31/2017	1.95	0	0	1.00%	13.2%	12/31/2017	1.98	0	0	0.75%	13.4%
12/31/2016	1.71	1,204	2,058	1.25%	4.4%	12/31/2016	1.73	0	0	1.00%	4.7%	12/31/2016	1.75	0	0	0.75%	4.9%
12/31/2015	1.64	4,455	7,295	1.25%	-5.6%	12/31/2015	1.65	0	0	1.00%	-5.4%	12/31/2015	1.66	0	0	0.75%	-5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.27	0	$0	0.50%	23.6%	12/31/2019	$2.31	0	$0	0.25%	23.9%	12/31/2019	$2.35	0	$0	0.00%	24.2%
12/31/2018	1.84	0	0	0.50%	-8.4%	12/31/2018	1.86	0	0	0.25%	-8.2%	12/31/2018	1.89	0	0	0.00%	-7.9%
12/31/2017	2.00	0	0	0.50%	13.7%	12/31/2017	2.03	0	0	0.25%	14.0%	12/31/2017	2.06	0	0	0.00%	14.3%
12/31/2016	1.76	0	0	0.50%	5.2%	12/31/2016	1.78	0	0	0.25%	5.4%	12/31/2016	1.80	0	0	0.00%	5.7%
12/31/2015	1.68	0	0	0.50%	-4.9%	12/31/2015	1.69	0	0	0.25%	-4.7%	12/31/2015	1.70	0	0	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.1%
2017	0.0%
2016	0.1%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
ClearBridge International Value Fund A Class - 06-GJR (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.89
Band 100	-	-	0.90
Band 75	-	-	0.90
Band 50	-	-	0.90
Band 25	-	-	0.91
Band 0	-	-	0.91
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.89	0	$0	1.25%	12.3%	12/31/2019	$0.90	0	$0	1.00%	12.8%	12/31/2019	$0.90	0	$0	0.75%	12.9%
12/31/2018	0.79	0	0	1.25%	-23.5%	12/31/2018	0.80	0	0	1.00%	-22.5%	12/31/2018	0.79	0	0	0.75%	-23.1%
12/31/2017	1.03	0	0	1.25%	3.3%	12/31/2017	1.03	0	0	1.00%	3.4%	12/31/2017	1.03	0	0	0.75%	3.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.90	0	$0	0.50%	13.1%	12/31/2019	$0.91	0	$0	0.25%	13.4%	12/31/2019	$0.91	0	$0	0.00%	13.7%
12/31/2018	0.80	0	0	0.50%	-22.9%	12/31/2018	0.80	0	0	0.25%	-22.7%	12/31/2018	0.80	0	0	0.00%	-22.5%
12/31/2017	1.03	0	0	0.50%	3.4%	12/31/2017	1.03	0	0	0.25%	3.4%	12/31/2017	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
ClearBridge International Value Fund IS Class - 06-GJT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.90
Band 100	-	-	0.91
Band 75	-	-	0.91
Band 50	-	-	0.91
Band 25	-	-	0.91
Band 0	-	-	0.92
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(3,109)
Net investment income (loss)	(3,109)

Gain (loss) on investments:
Net realized gain (loss)	(32,103)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	58,136
Net gain (loss)	26,033

Increase (decrease) in net assets from operations	$22,924

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,109)	$3,458
Net realized gain (loss)	(32,103)	(7,686)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	58,136	(58,136)

Increase (decrease) in net assets from operations	22,924	(62,364)

Contract owner transactions:
Proceeds from units sold	36,173	415,124
Cost of units redeemed	(338,001)	(73,726)
Account charges	(16)	(114)
Increase (decrease)	(301,844)	341,284
Net increase (decrease)	(278,920)	278,920
Net assets, beginning	278,920	-
Net assets, ending	$-	$278,920

Units sold	51,575	436,867
Units redeemed	(402,558)	(85,884)
Net increase (decrease)	(350,983)	350,983
Units outstanding, beginning	350,983	-
Units outstanding, ending	-	350,983

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$451,297
Cost of units redeemed/account charges	(411,857)
Net investment income (loss)	349
Net realized gain (loss)	(39,789)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.90	0	$0	1.25%	12.7%	12/31/2019	$0.91	0	$0	1.00%	13.2%	12/31/2019	$0.91	0	$0	0.75%	13.2%
12/31/2018	0.79	351	279	1.25%	-23.1%	12/31/2018	0.81	0	0	1.00%	-22.1%	12/31/2018	0.80	0	0	0.75%	-22.7%
12/31/2017	1.03	0	0	1.25%	3.3%	12/31/2017	1.03	0	0	1.00%	3.5%	12/31/2017	1.03	0	0	0.75%	3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.91	0	$0	0.50%	13.5%	12/31/2019	$0.91	0	$0	0.25%	13.8%	12/31/2019	$0.92	0	$0	0.00%	14.1%
12/31/2018	0.80	0	0	0.50%	-22.5%	12/31/2018	0.80	0	0	0.25%	-22.3%	12/31/2018	0.81	0	0	0.00%	-22.1%
12/31/2017	1.03	0	0	0.50%	3.4%	12/31/2017	1.03	0	0	0.25%	3.4%	12/31/2017	1.03	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	3.9%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
ClearBridge Large Cap Growth Fund A Class - 06-GJV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,748	$17,701	421
Receivables: investments sold	-
Payables: investments purchased	(143)
Net assets	$20,605

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,605	15,577	$1.32
Band 100	-	-	1.35
Band 75	-	-	1.34
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$20,605	15,577

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$28
Mortality & expense charges	(197)
Net investment income (loss)	(169)

Gain (loss) on investments:
Net realized gain (loss)	37
Realized gain distributions	966
Net change in unrealized appreciation (depreciation)	2,957
Net gain (loss)	3,960

Increase (decrease) in net assets from operations	$3,791

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(169)	$(1)
Net realized gain (loss)	37	-
Realized gain distributions	966	14
Net change in unrealized appreciation (depreciation)	2,957	90

Increase (decrease) in net assets from operations	3,791	103

Contract owner transactions:
Proceeds from units sold	8,781	8,418
Cost of units redeemed	(458)	(12)
Account charges	(15)	(3)
Increase (decrease)	8,308	8,403
Net increase (decrease)	12,099	8,506
Net assets, beginning	8,506	-
Net assets, ending	$20,605	$8,506

Units sold	7,599	8,378
Units redeemed	(385)	(15)
Net increase (decrease)	7,214	8,363
Units outstanding, beginning	8,363	-
Units outstanding, ending	15,577	8,363

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$17,199
Cost of units redeemed/account charges	(488)
Net investment income (loss)	(170)
Net realized gain (loss)	37
Realized gain distributions	980
Net change in unrealized appreciation (depreciation)	3,047
Net assets	$20,605

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.32	16	$21	1.25%	30.1%	12/31/2019	$1.35	0	$0	1.00%	30.7%	12/31/2019	$1.34	0	$0	0.75%	30.7%
12/31/2018	1.02	8	9	1.25%	-1.6%	12/31/2018	1.03	0	0	1.00%	-0.3%	12/31/2018	1.02	0	0	0.75%	-1.1%
12/31/2017	1.03	0	0	1.25%	3.3%	12/31/2017	1.03	0	0	1.00%	3.5%	12/31/2017	1.03	0	0	0.75%	3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	0	$0	0.50%	31.0%	12/31/2019	$1.35	0	$0	0.25%	31.4%	12/31/2019	$1.36	0	$0	0.00%	31.7%
12/31/2018	1.03	0	0	0.50%	-0.8%	12/31/2018	1.03	0	0	0.25%	-0.6%	12/31/2018	1.03	0	0	0.00%	-0.3%
12/31/2017	1.03	0	0	0.50%	3.4%	12/31/2017	1.03	0	0	0.25%	3.5%	12/31/2017	1.03	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.2%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
ClearBridge Large Cap Growth Fund IS Class - 06-GJW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,206	$1,165	22
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$1,204

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,204	903	$1.33
Band 100	-	-	1.36
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$1,204	903

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4
Mortality & expense charges	(5)
Net investment income (loss)	(1)

Gain (loss) on investments:
Net realized gain (loss)	3
Realized gain distributions	47
Net change in unrealized appreciation (depreciation)	41
Net gain (loss)	91

Increase (decrease) in net assets from operations	$90

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1)	$-
Net realized gain (loss)	3	-
Realized gain distributions	47	-
Net change in unrealized appreciation (depreciation)	41	-

Increase (decrease) in net assets from operations	90	-

Contract owner transactions:
Proceeds from units sold	1,300	-
Cost of units redeemed	(181)	-
Account charges	(5)	-
Increase (decrease)	1,114	-
Net increase (decrease)	1,204	-
Net assets, beginning	-	-
Net assets, ending	$1,204	$-

Units sold	1,054	-
Units redeemed	(151)	-
Net increase (decrease)	903	-
Units outstanding, beginning	-	-
Units outstanding, ending	903	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,300
Cost of units redeemed/account charges	(186)
Net investment income (loss)	(1)
Net realized gain (loss)	3
Realized gain distributions	47
Net change in unrealized appreciation (depreciation)	41
Net assets	$1,204

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.33	1	$1	1.25%	30.6%	12/31/2019	$1.36	0	$0	1.00%	31.2%	12/31/2019	$1.35	0	$0	0.75%	31.2%
12/31/2018	1.02	0	0	1.25%	-1.2%	12/31/2018	1.04	0	0	1.00%	0.0%	12/31/2018	1.03	0	0	0.75%	-0.7%
12/31/2017	1.03	0	0	1.25%	3.4%	12/31/2017	1.04	0	0	1.00%	3.5%	12/31/2017	1.03	0	0	0.75%	3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	0	$0	0.50%	31.6%	12/31/2019	$1.36	0	$0	0.25%	31.9%	12/31/2019	$1.37	0	$0	0.00%	32.2%
12/31/2018	1.03	0	0	0.50%	-0.5%	12/31/2018	1.03	0	0	0.25%	-0.2%	12/31/2018	1.04	0	0	0.00%	0.0%
12/31/2017	1.03	0	0	0.50%	3.5%	12/31/2017	1.04	0	0	0.25%	3.5%	12/31/2017	1.04	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
ClearBridge Large Cap Growth Fund R Class - 06-GJX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$708,720	$692,850	15,232
Receivables: investments sold	523
Payables: investments purchased	-
Net assets	$709,243

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$709,243	539,748	$1.31
Band 100	-	-	1.34
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$709,243	539,748

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,862)
Net investment income (loss)	(2,862)

Gain (loss) on investments:
Net realized gain (loss)	1,253
Realized gain distributions	35,141
Net change in unrealized appreciation (depreciation)	15,870
Net gain (loss)	52,264

Increase (decrease) in net assets from operations	$49,402

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,862)	$-
Net realized gain (loss)	1,253	-
Realized gain distributions	35,141	-
Net change in unrealized appreciation (depreciation)	15,870	-

Increase (decrease) in net assets from operations	49,402	-

Contract owner transactions:
Proceeds from units sold	669,553	-
Cost of units redeemed	(9,708)	-
Account charges	(4)	-
Increase (decrease)	659,841	-
Net increase (decrease)	709,243	-
Net assets, beginning	-	-
Net assets, ending	$709,243	$-

Units sold	547,570	-
Units redeemed	(7,822)	-
Net increase (decrease)	539,748	-
Units outstanding, beginning	-	-
Units outstanding, ending	539,748	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$669,553
Cost of units redeemed/account charges	(9,712)
Net investment income (loss)	(2,862)
Net realized gain (loss)	1,253
Realized gain distributions	35,141
Net change in unrealized appreciation (depreciation)	15,870
Net assets	$709,243

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	540	$709	1.25%	29.7%	12/31/2019	$1.34	0	$0	1.00%	30.3%	12/31/2019	$1.33	0	$0	0.75%	30.3%
12/31/2018	1.01	0	0	1.25%	-1.9%	12/31/2018	1.03	0	0	1.00%	-0.7%	12/31/2018	1.02	0	0	0.75%	-1.4%
12/31/2017	1.03	0	0	1.25%	3.3%	12/31/2017	1.03	0	0	1.00%	3.4%	12/31/2017	1.03	0	0	0.75%	3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	0	$0	0.50%	30.7%	12/31/2019	$1.34	0	$0	0.25%	31.0%	12/31/2019	$1.35	0	$0	0.00%	31.3%
12/31/2018	1.02	0	0	0.50%	-1.2%	12/31/2018	1.02	0	0	0.25%	-0.9%	12/31/2018	1.03	0	0	0.00%	-0.7%
12/31/2017	1.03	0	0	0.50%	3.4%	12/31/2017	1.03	0	0	0.25%	3.4%	12/31/2017	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Western Asset Core Plus Bond Fund IS Class - 06-GFJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,505,744	$1,437,851	143,900
Receivables: investments sold	215,300
Payables: investments purchased	-
Net assets	$1,721,044

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,721,044	1,573,500	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$1,721,044	1,573,500

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$48,051
Mortality & expense charges	(15,880)
Net investment income (loss)	32,171

Gain (loss) on investments:
Net realized gain (loss)	5,954
Realized gain distributions	19,375
Net change in unrealized appreciation (depreciation)	67,994
Net gain (loss)	93,323

Increase (decrease) in net assets from operations	$125,494

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$32,171	$8,569
Net realized gain (loss)	5,954	(670)
Realized gain distributions	19,375	141
Net change in unrealized appreciation (depreciation)	67,994	(126)

Increase (decrease) in net assets from operations	125,494	7,914

Contract owner transactions:
Proceeds from units sold	632,992	1,325,486
Cost of units redeemed	(124,327)	(253,792)
Account charges	(1,613)	(740)
Increase (decrease)	507,052	1,070,954
Net increase (decrease)	632,546	1,078,868
Net assets, beginning	1,088,498	9,630
Net assets, ending	$1,721,044	$1,088,498

Units sold	587,932	1,354,018
Units redeemed	(118,578)	(259,379)
Net increase (decrease)	469,354	1,094,639
Units outstanding, beginning	1,104,146	9,507
Units outstanding, ending	1,573,500	1,104,146

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,977,612
Cost of units redeemed/account charges	(390,020)
Net investment income (loss)	40,747
Net realized gain (loss)	5,284
Realized gain distributions	19,528
Net change in unrealized appreciation (depreciation)	67,893
Net assets	$1,721,044

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	1,574	$1,721	1.25%	10.9%	12/31/2019	$1.10	0	$0	1.00%	11.2%	12/31/2019	$1.11	0	$0	0.75%	11.5%
12/31/2018	0.99	1,104	1,088	1.25%	-2.7%	12/31/2018	0.99	0	0	1.00%	-2.4%	12/31/2018	0.99	0	0	0.75%	-2.2%
12/31/2017	1.01	10	10	1.25%	1.3%	12/31/2017	1.01	0	0	1.00%	1.4%	12/31/2017	1.02	0	0	0.75%	1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	11.8%	12/31/2019	$1.12	0	$0	0.25%	12.1%	12/31/2019	$1.13	0	$0	0.00%	12.3%
12/31/2018	1.00	0	0	0.50%	-1.9%	12/31/2018	1.00	0	0	0.25%	-1.7%	12/31/2018	1.00	0	0	0.00%	-1.4%
12/31/2017	1.02	0	0	0.50%	1.7%	12/31/2017	1.02	0	0	0.25%	1.8%	12/31/2017	1.02	0	0	0.00%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.4%
2018	2.3%
2017	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BrandywineGLOBAL - Global Opportunities Bond Fund IS Class - 06-3G3 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	7.9%	12/31/2019	$1.07	0	$0	1.00%	8.1%	12/31/2019	$1.08	0	$0	0.75%	8.4%
12/31/2018	0.99	0	0	1.25%	-0.9%	12/31/2018	0.99	0	0	1.00%	-0.8%	12/31/2018	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	8.7%	12/31/2019	$1.08	0	$0	0.25%	8.9%	12/31/2019	$1.09	0	$0	0.00%	9.2%
12/31/2018	0.99	0	0	0.50%	-0.6%	12/31/2018	0.99	0	0	0.25%	-0.5%	12/31/2018	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
ClearBridge Appreciation Fund IS Class - 06-3G6
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,547,788	$6,525,345	251,121
Receivables: investments sold	19,039
Payables: investments purchased	-
Net assets	$6,566,827

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,566,827	5,550,362	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$6,566,827	5,550,362

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,399
Mortality & expense charges	(2,550)
Net investment income (loss)	(151)

Gain (loss) on investments:
Net realized gain (loss)	54
Realized gain distributions	9,659
Net change in unrealized appreciation (depreciation)	22,443
Net gain (loss)	32,156

Increase (decrease) in net assets from operations	$32,005

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(151)	$-
Net realized gain (loss)	54	-
Realized gain distributions	9,659	-
Net change in unrealized appreciation (depreciation)	22,443	-

Increase (decrease) in net assets from operations	32,005	-

Contract owner transactions:
Proceeds from units sold	6,542,328	-
Cost of units redeemed	(4,055)	-
Account charges	(3,451)	-
Increase (decrease)	6,534,822	-
Net increase (decrease)	6,566,827	-
Net assets, beginning	-	-
Net assets, ending	$6,566,827	$-

Units sold	5,556,706	-
Units redeemed	(6,344)	-
Net increase (decrease)	5,550,362	-
Units outstanding, beginning	-	-
Units outstanding, ending	5,550,362	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,542,328
Cost of units redeemed/account charges	(7,506)
Net investment income (loss)	(151)
Net realized gain (loss)	54
Realized gain distributions	9,659
Net change in unrealized appreciation (depreciation)	22,443
Net assets	$6,566,827

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	5,550	$6,567	1.25%	28.7%	12/31/2019	$1.19	0	$0	1.00%	29.0%	12/31/2019	$1.19	0	$0	0.75%	29.3%
12/31/2018	0.92	0	0	1.25%	-8.1%	12/31/2018	0.92	0	0	1.00%	-8.0%	12/31/2018	0.92	0	0	0.75%	-7.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	0.50%	29.7%	12/31/2019	$1.20	0	$0	0.25%	30.0%	12/31/2019	$1.20	0	$0	0.00%	30.3%
12/31/2018	0.92	0	0	0.50%	-7.8%	12/31/2018	0.92	0	0	0.25%	-7.7%	12/31/2018	0.92	0	0	0.00%	-7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.1%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
ClearBridge Sustainability Leaders Fund IS Class - 06-3XF (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.20
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	1.25%	19.3%	12/31/2019	$1.19	0	$0	1.00%	19.5%	12/31/2019	$1.20	0	$0	0.75%	19.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	0.50%	19.8%	12/31/2019	$1.20	0	$0	0.25%	20.0%	12/31/2019	$1.20	0	$0	0.00%	20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
ClearBridge International Growth Fund IS Class - 06-3XJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$90,919	$84,166	1,615
Receivables: investments sold	-
Payables: investments purchased	(2,899)
Net assets	$88,020

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$88,020	77,642	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$88,020	77,642

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$335
Mortality & expense charges	(459)
Net investment income (loss)	(124)

Gain (loss) on investments:
Net realized gain (loss)	6
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	6,753
Net gain (loss)	6,759

Increase (decrease) in net assets from operations	$6,635

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(124)	$-
Net realized gain (loss)	6	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	6,753	-

Increase (decrease) in net assets from operations	6,635	-

Contract owner transactions:
Proceeds from units sold	84,317	-
Cost of units redeemed	(2,932)	-
Account charges	-	-
Increase (decrease)	81,385	-
Net increase (decrease)	88,020	-
Net assets, beginning	-	-
Net assets, ending	$88,020	$-

Units sold	80,229	-
Units redeemed	(2,587)	-
Net increase (decrease)	77,642	-
Units outstanding, beginning	-	-
Units outstanding, ending	77,642	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$84,317
Cost of units redeemed/account charges	(2,932)
Net investment income (loss)	(124)
Net realized gain (loss)	6
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	6,753
Net assets	$88,020

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	78	$88	1.25%	13.4%	12/31/2019	$1.14	0	$0	1.00%	13.5%	12/31/2019	$1.14	0	$0	0.75%	13.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	13.9%	12/31/2019	$1.14	0	$0	0.25%	14.0%	12/31/2019	$1.14	0	$0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
ClearBridge Mid Cap I Class - 06-47N (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	1.25%	9.7%	12/31/2019	$1.10	0	$0	1.00%	9.8%	12/31/2019	$1.10	0	$0	0.75%	9.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	10.0%	12/31/2019	$1.10	0	$0	0.25%	10.0%	12/31/2019	$1.10	0	$0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Cohen & Steers Real Estate Securities Fund, Inc. Z Class - 06-3KT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$96,488	$91,929	5,495
Receivables: investments sold	229
Payables: investments purchased	-
Net assets	$96,717

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$96,717	80,745	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$96,717	80,745

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,769
Mortality & expense charges	(789)
Net investment income (loss)	980

Gain (loss) on investments:
Net realized gain (loss)	958
Realized gain distributions	4,256
Net change in unrealized appreciation (depreciation)	4,559
Net gain (loss)	9,773

Increase (decrease) in net assets from operations	$10,753

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$980	$-
Net realized gain (loss)	958	-
Realized gain distributions	4,256	-
Net change in unrealized appreciation (depreciation)	4,559	-

Increase (decrease) in net assets from operations	10,753	-

Contract owner transactions:
Proceeds from units sold	99,150	-
Cost of units redeemed	(12,866)	-
Account charges	(320)	-
Increase (decrease)	85,964	-
Net increase (decrease)	96,717	-
Net assets, beginning	-	-
Net assets, ending	$96,717	$-

Units sold	91,746	-
Units redeemed	(11,001)	-
Net increase (decrease)	80,745	-
Units outstanding, beginning	-	-
Units outstanding, ending	80,745	-

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$99,150
Cost of units redeemed/account charges	(13,186)
Net investment income (loss)	980
Net realized gain (loss)	958
Realized gain distributions	4,256
Net change in unrealized appreciation (depreciation)	4,559
Net assets	$96,717

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	81	$97	1.25%	30.0%	12/31/2019	$1.20	0	$0	1.00%	30.3%	12/31/2019	$1.21	0	$0	0.75%	30.7%
12/31/2018	0.92	0	0	1.25%	-7.9%	12/31/2018	0.92	0	0	1.00%	-7.8%	12/31/2018	0.92	0	0	0.75%	-7.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	0	$0	0.50%	31.0%	12/31/2019	$1.21	0	$0	0.25%	31.3%	12/31/2019	$1.22	0	$0	0.00%	31.6%
12/31/2018	0.92	0	0	0.50%	-7.7%	12/31/2018	0.92	0	0	0.25%	-7.6%	12/31/2018	0.92	0	0	0.00%	-7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.7%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Cohen & Steers Realty Shares Fund - 06-3KV (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.22
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	0	$0	1.25%	31.3%	12/31/2019	$1.21	0	$0	1.00%	31.6%	12/31/2019	$1.22	0	$0	0.75%	31.9%
12/31/2018	0.92	0	0	1.25%	-8.0%	12/31/2018	0.92	0	0	1.00%	-7.9%	12/31/2018	0.92	0	0	0.75%	-7.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	0	$0	0.50%	32.2%	12/31/2019	$1.22	0	$0	0.25%	32.6%	12/31/2019	$1.23	0	$0	0.00%	32.9%
12/31/2018	0.92	0	0	0.50%	-7.8%	12/31/2018	0.92	0	0	0.25%	-7.7%	12/31/2018	0.92	0	0	0.00%	-7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Small Cap Index Fund A Class - 06-336
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,550,571	$18,257,984	803,579
Receivables: investments sold	277,288
Payables: investments purchased	-
Net assets	$18,827,859

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,014,948	7,069,602	$2.41
Band 100	-	-	2.48
Band 75	-	-	2.56
Band 50	-	-	2.64
Band 25	-	-	2.72
Band 0	1,812,911	647,254	2.80
Total	$18,827,859	7,716,856

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$214,444
Mortality & expense charges	(260,921)
Net investment income (loss)	(46,477)

Gain (loss) on investments:
Net realized gain (loss)	(289,293)
Realized gain distributions	1,153,017
Net change in unrealized appreciation (depreciation)	3,453,907
Net gain (loss)	4,317,631

Increase (decrease) in net assets from operations	$4,271,154

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(46,477)	$(103,387)
Net realized gain (loss)	(289,293)	1,216,086
Realized gain distributions	1,153,017	2,201,957
Net change in unrealized appreciation (depreciation)	3,453,907	(5,532,150)

Increase (decrease) in net assets from operations	4,271,154	(2,217,494)

Contract owner transactions:
Proceeds from units sold	4,831,479	8,900,606
Cost of units redeemed	(13,012,957)	(11,629,777)
Account charges	(13,138)	(16,209)
Increase (decrease)	(8,194,616)	(2,745,380)
Net increase (decrease)	(3,923,462)	(4,962,874)
Net assets, beginning	22,751,321	27,714,195
Net assets, ending	$18,827,859	$22,751,321

Units sold	2,196,714	3,835,366
Units redeemed	(5,811,395)	(4,915,814)
Net increase (decrease)	(3,614,681)	(1,080,448)
Units outstanding, beginning	11,331,537	12,411,985
Units outstanding, ending	7,716,856	11,331,537

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$67,081,123
Cost of units redeemed/account charges	(61,862,356)
Net investment income (loss)	(312,688)
Net realized gain (loss)	3,560,633
Realized gain distributions	10,068,560
Net change in unrealized appreciation (depreciation)	292,587
Net assets	$18,827,859

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.41	7,070	$17,015	1.25%	20.8%	12/31/2019	$2.48	0	$0	1.00%	21.1%	12/31/2019	$2.56	0	$0	0.75%	21.4%
12/31/2018	1.99	10,756	21,433	1.25%	-10.1%	12/31/2018	2.05	0	0	1.00%	-9.9%	12/31/2018	2.11	0	0	0.75%	-9.6%
12/31/2017	2.22	11,728	25,993	1.25%	11.4%	12/31/2017	2.27	0	0	1.00%	11.7%	12/31/2017	2.33	0	0	0.75%	12.0%
12/31/2016	1.99	10,871	21,626	1.25%	24.4%	12/31/2016	2.04	0	0	1.00%	24.7%	12/31/2016	2.08	0	0	0.75%	25.0%
12/31/2015	1.60	8,142	13,024	1.25%	-3.7%	12/31/2015	1.63	0	0	1.00%	-3.5%	12/31/2015	1.67	0	0	0.75%	-3.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.64	0	$0	0.50%	21.7%	12/31/2019	$2.72	0	$0	0.25%	22.0%	12/31/2019	$2.80	647	$1,813	0.00%	22.3%
12/31/2018	2.17	0	0	0.50%	-9.4%	12/31/2018	2.23	0	0	0.25%	-9.2%	12/31/2018	2.29	575	1,318	0.00%	-9.0%
12/31/2017	2.39	0	0	0.50%	12.2%	12/31/2017	2.45	0	0	0.25%	12.5%	12/31/2017	2.52	684	1,721	0.00%	12.8%
12/31/2016	2.13	0	0	0.50%	25.3%	12/31/2016	2.18	0	0	0.25%	25.6%	12/31/2016	2.23	1,325	2,955	0.00%	25.9%
12/31/2015	1.70	0	0	0.50%	-3.0%	12/31/2015	1.74	0	0	0.25%	-2.8%	12/31/2015	1.77	1,075	1,903	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.0%
2018	0.9%
2017	0.9%
2016	0.9%
2015	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Acorn International Fund Advisor Class - 06-863
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,039	$954	29
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$1,038

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,038	738	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.48
Band 25	-	-	1.50
Band 0	-	-	1.53
Total	$1,038	738

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$27
Mortality & expense charges	(23)
Net investment income (loss)	4

Gain (loss) on investments:
Net realized gain (loss)	(1,006)
Realized gain distributions	210
Net change in unrealized appreciation (depreciation)	1,330
Net gain (loss)	534

Increase (decrease) in net assets from operations	$538

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4	$(13)
Net realized gain (loss)	(1,006)	77
Realized gain distributions	210	796
Net change in unrealized appreciation (depreciation)	1,330	(1,513)

Increase (decrease) in net assets from operations	538	(653)

Contract owner transactions:
Proceeds from units sold	497	2,179
Cost of units redeemed	(3,272)	(1,860)
Account charges	(11)	(22)
Increase (decrease)	(2,786)	297
Net increase (decrease)	(2,248)	(356)
Net assets, beginning	3,286	3,642
Net assets, ending	$1,038	$3,286

Units sold	409	1,688
Units redeemed	(2,669)	(1,449)
Net increase (decrease)	(2,260)	239
Units outstanding, beginning	2,998	2,759
Units outstanding, ending	738	2,998

* Date of Fund Inception into Variable Account: 3 /14 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,594
Cost of units redeemed/account charges	(5,937)
Net investment income (loss)	9
Net realized gain (loss)	(935)
Realized gain distributions	1,222
Net change in unrealized appreciation (depreciation)	85
Net assets	$1,038

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.41	1	$1	1.25%	28.3%	12/31/2019	$1.43	0	$0	1.00%	28.6%	12/31/2019	$1.45	0	$0	0.75%	28.9%
12/31/2018	1.10	3	3	1.25%	-16.9%	12/31/2018	1.11	0	0	1.00%	-16.7%	12/31/2018	1.13	0	0	0.75%	-16.5%
12/31/2017	1.32	3	4	1.25%	30.6%	12/31/2017	1.34	0	0	1.00%	30.9%	12/31/2017	1.35	0	0	0.75%	31.2%
12/31/2016	1.01	1	1	1.25%	-3.5%	12/31/2016	1.02	0	0	1.00%	-3.3%	12/31/2016	1.03	0	0	0.75%	-3.0%
12/31/2015	1.05	1	1	1.25%	-2.6%	12/31/2015	1.06	0	0	1.00%	-2.4%	12/31/2015	1.06	0	0	0.75%	-2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.48	0	$0	0.50%	29.2%	12/31/2019	$1.50	0	$0	0.25%	29.5%	12/31/2019	$1.53	0	$0	0.00%	29.9%
12/31/2018	1.14	0	0	0.50%	-16.3%	12/31/2018	1.16	0	0	0.25%	-16.1%	12/31/2018	1.18	0	0	0.00%	-15.9%
12/31/2017	1.37	0	0	0.50%	31.6%	12/31/2017	1.38	0	0	0.25%	31.9%	12/31/2017	1.40	0	0	0.00%	32.2%
12/31/2016	1.04	0	0	0.50%	-2.8%	12/31/2016	1.05	0	0	0.25%	-2.6%	12/31/2016	1.06	0	0	0.00%	-2.3%
12/31/2015	1.07	0	0	0.50%	-1.9%	12/31/2015	1.08	0	0	0.25%	-1.7%	12/31/2015	1.09	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.2%
2018	1.0%
2017	1.9%
2016	0.6%
2015	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Acorn International Fund Institutional Class - 06-692
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,912	$5,672	141
Receivables: investments sold	-
Payables: investments purchased	(66)
Net assets	$4,846

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,846	2,813	$1.72
Band 100	-	-	1.76
Band 75	-	-	1.79
Band 50	-	-	1.82
Band 25	-	-	1.86
Band 0	-	-	1.89
Total	$4,846	2,813

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$98
Mortality & expense charges	(53)
Net investment income (loss)	45

Gain (loss) on investments:
Net realized gain (loss)	(37)
Realized gain distributions	401
Net change in unrealized appreciation (depreciation)	639
Net gain (loss)	1,003

Increase (decrease) in net assets from operations	$1,048

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$45	$(261)
Net realized gain (loss)	(37)	(3,109)
Realized gain distributions	401	1,953
Net change in unrealized appreciation (depreciation)	639	(3,299)

Increase (decrease) in net assets from operations	1,048	(4,716)

Contract owner transactions:
Proceeds from units sold	368	2,847
Cost of units redeemed	(122)	(35,718)
Account charges	-	-
Increase (decrease)	246	(32,871)
Net increase (decrease)	1,294	(37,587)
Net assets, beginning	3,552	41,139
Net assets, ending	$4,846	$3,552

Units sold	241	1,830
Units redeemed	(73)	(24,619)
Net increase (decrease)	168	(22,789)
Units outstanding, beginning	2,645	25,434
Units outstanding, ending	2,813	2,645

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$112,134
Cost of units redeemed/account charges	(108,596)
Net investment income (loss)	138
Net realized gain (loss)	(8,801)
Realized gain distributions	10,731
Net change in unrealized appreciation (depreciation)	(760)
Net assets	$4,846

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.72	3	$5	1.25%	28.3%	12/31/2019	$1.76	0	$0	1.00%	28.6%	12/31/2019	$1.79	0	$0	0.75%	28.9%
12/31/2018	1.34	3	4	1.25%	-17.0%	12/31/2018	1.37	0	0	1.00%	-16.8%	12/31/2018	1.39	0	0	0.75%	-16.6%
12/31/2017	1.62	25	41	1.25%	30.6%	12/31/2017	1.64	0	0	1.00%	30.9%	12/31/2017	1.66	0	0	0.75%	31.3%
12/31/2016	1.24	35	43	1.25%	-3.5%	12/31/2016	1.25	0	0	1.00%	-3.2%	12/31/2016	1.27	0	0	0.75%	-3.0%
12/31/2015	1.28	34	44	1.25%	-2.6%	12/31/2015	1.29	0	0	1.00%	-2.3%	12/31/2015	1.31	0	0	0.75%	-2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.82	0	$0	0.50%	29.2%	12/31/2019	$1.86	0	$0	0.25%	29.6%	12/31/2019	$1.89	0	$0	0.00%	29.9%
12/31/2018	1.41	0	0	0.50%	-16.3%	12/31/2018	1.43	0	0	0.25%	-16.1%	12/31/2018	1.46	0	0	0.00%	-15.9%
12/31/2017	1.69	0	0	0.50%	31.6%	12/31/2017	1.71	0	0	0.25%	31.9%	12/31/2017	1.73	0	0	0.00%	32.2%
12/31/2016	1.28	0	0	0.50%	-2.8%	12/31/2016	1.30	0	0	0.25%	-2.5%	12/31/2016	1.31	0	0	0.00%	-2.3%
12/31/2015	1.32	0	0	0.50%	-1.8%	12/31/2015	1.33	0	0	0.25%	-1.6%	12/31/2015	1.34	0	0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	1.0%
2017	0.8%
2016	0.6%
2015	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Acorn International Fund A Class - 06-693
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,706	$21,970	598
Receivables: investments sold	-
Payables: investments purchased	(241)
Net assets	$20,465

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,465	12,125	$1.69
Band 100	-	-	1.72
Band 75	-	-	1.75
Band 50	-	-	1.79
Band 25	-	-	1.82
Band 0	-	-	1.86
Total	$20,465	12,125

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$361
Mortality & expense charges	(226)
Net investment income (loss)	135

Gain (loss) on investments:
Net realized gain (loss)	(1,636)
Realized gain distributions	1,598
Net change in unrealized appreciation (depreciation)	4,537
Net gain (loss)	4,499

Increase (decrease) in net assets from operations	$4,634

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$135	$(122)
Net realized gain (loss)	(1,636)	185
Realized gain distributions	1,598	4,404
Net change in unrealized appreciation (depreciation)	4,537	(8,065)

Increase (decrease) in net assets from operations	4,634	(3,598)

Contract owner transactions:
Proceeds from units sold	16,719	4,864
Cost of units redeemed	(19,006)	(1,042)
Account charges	-	-
Increase (decrease)	(2,287)	3,822
Net increase (decrease)	2,347	224
Net assets, beginning	18,118	17,894
Net assets, ending	$20,465	$18,118

Units sold	11,415	3,141
Units redeemed	(13,025)	(641)
Net increase (decrease)	(1,610)	2,500
Units outstanding, beginning	13,735	11,235
Units outstanding, ending	12,125	13,735

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$132,803
Cost of units redeemed/account charges	(116,437)
Net investment income (loss)	75
Net realized gain (loss)	(5,946)
Realized gain distributions	11,234
Net change in unrealized appreciation (depreciation)	(1,264)
Net assets	$20,465

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.69	12	$20	1.25%	28.0%	12/31/2019	$1.72	0	$0	1.00%	28.3%	12/31/2019	$1.75	0	$0	0.75%	28.6%
12/31/2018	1.32	14	18	1.25%	-17.2%	12/31/2018	1.34	0	0	1.00%	-17.0%	12/31/2018	1.36	0	0	0.75%	-16.8%
12/31/2017	1.59	11	18	1.25%	30.3%	12/31/2017	1.62	0	0	1.00%	30.6%	12/31/2017	1.64	0	0	0.75%	30.9%
12/31/2016	1.22	11	13	1.25%	-3.7%	12/31/2016	1.24	0	0	1.00%	-3.5%	12/31/2016	1.25	0	0	0.75%	-3.2%
12/31/2015	1.27	27	35	1.25%	-2.8%	12/31/2015	1.28	0	0	1.00%	-2.6%	12/31/2015	1.29	0	0	0.75%	-2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.79	0	$0	0.50%	28.9%	12/31/2019	$1.82	0	$0	0.25%	29.2%	12/31/2019	$1.86	0	$0	0.00%	29.6%
12/31/2018	1.39	0	0	0.50%	-16.6%	12/31/2018	1.41	0	0	0.25%	-16.3%	12/31/2018	1.43	0	0	0.00%	-16.1%
12/31/2017	1.66	0	0	0.50%	31.3%	12/31/2017	1.68	0	0	0.25%	31.6%	12/31/2017	1.71	0	0	0.00%	31.9%
12/31/2016	1.27	0	0	0.50%	-3.0%	12/31/2016	1.28	0	0	0.25%	-2.7%	12/31/2016	1.29	0	0	0.00%	-2.5%
12/31/2015	1.30	0	0	0.50%	-2.1%	12/31/2015	1.32	0	0	0.25%	-1.8%	12/31/2015	1.33	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
2018	0.7%
2017	1.5%
2016	0.2%
2015	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Dividend Income Fund Advisor Class - 06-096
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,180,561	$1,016,812	48,162
Receivables: investments sold	17,733
Payables: investments purchased	-
Net assets	$1,198,294

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,198,294	747,845	$1.60
Band 100	-	-	1.62
Band 75	-	-	1.64
Band 50	-	-	1.66
Band 25	-	-	1.69
Band 0	-	-	1.71
Total	$1,198,294	747,845

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$22,811
Mortality & expense charges	(15,320)
Net investment income (loss)	7,491

Gain (loss) on investments:
Net realized gain (loss)	31,788
Realized gain distributions	12,145
Net change in unrealized appreciation (depreciation)	236,378
Net gain (loss)	280,311

Increase (decrease) in net assets from operations	$287,802

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,491	$7,038
Net realized gain (loss)	31,788	28,660
Realized gain distributions	12,145	46,228
Net change in unrealized appreciation (depreciation)	236,378	(135,376)

Increase (decrease) in net assets from operations	287,802	(53,450)

Contract owner transactions:
Proceeds from units sold	919,721	454,204
Cost of units redeemed	(924,960)	(291,264)
Account charges	(1,653)	(20)
Increase (decrease)	(6,892)	162,920
Net increase (decrease)	280,910	109,470
Net assets, beginning	917,384	807,914
Net assets, ending	$1,198,294	$917,384

Units sold	674,855	335,031
Units redeemed	(651,681)	(212,802)
Net increase (decrease)	23,174	122,229
Units outstanding, beginning	724,671	602,442
Units outstanding, ending	747,845	724,671

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$9,862,193
Cost of units redeemed/account charges	(10,101,623)
Net investment income (loss)	137,773
Net realized gain (loss)	664,566
Realized gain distributions	471,636
Net change in unrealized appreciation (depreciation)	163,749
Net assets	$1,198,294

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.60	748	$1,198	1.25%	26.6%	12/31/2019	$1.62	0	$0	1.00%	26.9%	12/31/2019	$1.64	0	$0	0.75%	27.2%
12/31/2018	1.27	725	917	1.25%	-5.6%	12/31/2018	1.28	0	0	1.00%	-5.4%	12/31/2018	1.29	0	0	0.75%	-5.1%
12/31/2017	1.34	602	808	1.25%	19.3%	12/31/2017	1.35	0	0	1.00%	19.6%	12/31/2017	1.36	0	0	0.75%	19.9%
12/31/2016	1.12	5,862	6,589	1.25%	12.0%	12/31/2016	1.13	0	0	1.00%	12.3%	12/31/2016	1.14	0	0	0.75%	12.5%
12/31/2015	1.00	4,950	4,969	1.25%	-0.6%	12/31/2015	1.01	0	0	1.00%	-0.3%	12/31/2015	1.01	0	0	0.75%	-0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.66	0	$0	0.50%	27.5%	12/31/2019	$1.69	0	$0	0.25%	27.8%	12/31/2019	$1.71	0	$0	0.00%	28.2%
12/31/2018	1.31	0	0	0.50%	-4.9%	12/31/2018	1.32	0	0	0.25%	-4.6%	12/31/2018	1.33	0	0	0.00%	-4.4%
12/31/2017	1.37	0	0	0.50%	20.2%	12/31/2017	1.38	0	0	0.25%	20.5%	12/31/2017	1.39	0	0	0.00%	20.8%
12/31/2016	1.14	0	0	0.50%	12.8%	12/31/2016	1.15	0	0	0.25%	13.1%	12/31/2016	1.15	0	0	0.00%	13.4%
12/31/2015	1.01	0	0	0.50%	0.2%	12/31/2015	1.01	0	0	0.25%	0.4%	12/31/2015	1.02	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	2.3%
2017	1.2%
2016	2.0%
2015	5.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Dividend Income Fund A Class - 06-903
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$259,951	$216,463	10,643
Receivables: investments sold	69
Payables: investments purchased	-
Net assets	$260,020

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$260,020	164,344	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.62
Band 50	-	-	1.64
Band 25	-	-	1.66
Band 0	-	-	1.69
Total	$260,020	164,344

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,988
Mortality & expense charges	(2,834)
Net investment income (loss)	1,154

Gain (loss) on investments:
Net realized gain (loss)	4,053
Realized gain distributions	2,752
Net change in unrealized appreciation (depreciation)	42,249
Net gain (loss)	49,054

Increase (decrease) in net assets from operations	$50,208

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,154	$820
Net realized gain (loss)	4,053	4,483
Realized gain distributions	2,752	8,678
Net change in unrealized appreciation (depreciation)	42,249	(25,064)

Increase (decrease) in net assets from operations	50,208	(11,083)

Contract owner transactions:
Proceeds from units sold	62,577	216,212
Cost of units redeemed	(22,059)	(240,956)
Account charges	(7)	-
Increase (decrease)	40,511	(24,744)
Net increase (decrease)	90,719	(35,827)
Net assets, beginning	169,301	205,128
Net assets, ending	$260,020	$169,301

Units sold	43,913	162,416
Units redeemed	(14,673)	(181,478)
Net increase (decrease)	29,240	(19,062)
Units outstanding, beginning	135,104	154,166
Units outstanding, ending	164,344	135,104

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$459,549
Cost of units redeemed/account charges	(276,012)
Net investment income (loss)	3,310
Net realized gain (loss)	8,972
Realized gain distributions	20,713
Net change in unrealized appreciation (depreciation)	43,488
Net assets	$260,020

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.58	164	$260	1.25%	26.3%	12/31/2019	$1.60	0	$0	1.00%	26.6%	12/31/2019	$1.62	0	$0	0.75%	26.9%
12/31/2018	1.25	135	169	1.25%	-5.8%	12/31/2018	1.27	0	0	1.00%	-5.6%	12/31/2018	1.28	0	0	0.75%	-5.3%
12/31/2017	1.33	154	205	1.25%	19.0%	12/31/2017	1.34	0	0	1.00%	19.3%	12/31/2017	1.35	0	0	0.75%	19.6%
12/31/2016	1.12	153	171	1.25%	11.7%	12/31/2016	1.12	0	0	1.00%	12.0%	12/31/2016	1.13	0	0	0.75%	12.3%
12/31/2015	1.00	0	0	1.25%	-0.9%	12/31/2015	1.00	0	0	1.00%	-0.6%	12/31/2015	1.01	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.64	0	$0	0.50%	27.2%	12/31/2019	$1.66	0	$0	0.25%	27.5%	12/31/2019	$1.69	0	$0	0.00%	27.8%
12/31/2018	1.29	0	0	0.50%	-5.1%	12/31/2018	1.30	0	0	0.25%	-4.9%	12/31/2018	1.32	0	0	0.00%	-4.6%
12/31/2017	1.36	0	0	0.50%	19.9%	12/31/2017	1.37	0	0	0.25%	20.2%	12/31/2017	1.38	0	0	0.00%	20.5%
12/31/2016	1.14	0	0	0.50%	12.6%	12/31/2016	1.14	0	0	0.25%	12.9%	12/31/2016	1.15	0	0	0.00%	13.1%
12/31/2015	1.01	0	0	0.50%	-0.1%	12/31/2015	1.01	0	0	0.25%	0.1%	12/31/2015	1.01	0	0	0.00%	0.4%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
2018	1.7%
2017	1.6%
2016	1.6%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Emerging Markets Bond Fund Institutional Class - 06-444 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.38
Band 75	-	-	1.41
Band 50	-	-	1.44
Band 25	-	-	1.47
Band 0	-	-	1.50
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	0	$0	1.25%	10.8%	12/31/2019	$1.38	0	$0	1.00%	11.0%	12/31/2019	$1.41	0	$0	0.75%	11.3%
12/31/2018	1.22	0	0	1.25%	-8.9%	12/31/2018	1.25	0	0	1.00%	-8.7%	12/31/2018	1.27	0	0	0.75%	-8.4%
12/31/2017	1.34	0	0	1.25%	11.1%	12/31/2017	1.36	0	0	1.00%	11.4%	12/31/2017	1.38	0	0	0.75%	11.7%
12/31/2016	1.21	0	0	1.25%	11.0%	12/31/2016	1.22	0	0	1.00%	11.3%	12/31/2016	1.24	0	0	0.75%	11.5%
12/31/2015	1.09	0	0	1.25%	-2.3%	12/31/2015	1.10	0	0	1.00%	-2.0%	12/31/2015	1.11	0	0	0.75%	-1.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.44	0	$0	0.50%	11.6%	12/31/2019	$1.47	0	$0	0.25%	11.9%	12/31/2019	$1.50	0	$0	0.00%	12.2%
12/31/2018	1.29	0	0	0.50%	-8.2%	12/31/2018	1.31	0	0	0.25%	-8.0%	12/31/2018	1.34	0	0	0.00%	-7.8%
12/31/2017	1.41	0	0	0.50%	12.0%	12/31/2017	1.43	0	0	0.25%	12.2%	12/31/2017	1.45	0	0	0.00%	12.5%
12/31/2016	1.26	0	0	0.50%	11.8%	12/31/2016	1.27	0	0	0.25%	12.1%	12/31/2016	1.29	0	0	0.00%	12.4%
12/31/2015	1.12	0	0	0.50%	-1.6%	12/31/2015	1.14	0	0	0.25%	-1.3%	12/31/2015	1.15	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Emerging Markets Bond Fund A Class - 06-438
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$99,434	$98,995	8,792
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$99,438

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$78,762	59,361	$1.33
Band 100	20,676	15,267	1.35
Band 75	-	-	1.38
Band 50	-	-	1.41
Band 25	-	-	1.44
Band 0	-	-	1.47
Total	$99,438	74,628

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,401
Mortality & expense charges	(1,188)
Net investment income (loss)	2,213

Gain (loss) on investments:
Net realized gain (loss)	(115)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	7,690
Net gain (loss)	7,575

Increase (decrease) in net assets from operations	$9,788

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,213	$3,549
Net realized gain (loss)	(115)	67
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	7,690	(13,288)

Increase (decrease) in net assets from operations	9,788	(9,672)

Contract owner transactions:
Proceeds from units sold	5,184	4,649
Cost of units redeemed	(9,024)	(15,904)
Account charges	(24)	(34)
Increase (decrease)	(3,864)	(11,289)
Net increase (decrease)	5,924	(20,961)
Net assets, beginning	93,514	114,475
Net assets, ending	$99,438	$93,514

Units sold	4,029	3,705
Units redeemed	(6,985)	(12,405)
Net increase (decrease)	(2,956)	(8,700)
Units outstanding, beginning	77,584	86,284
Units outstanding, ending	74,628	77,584

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$533,072
Cost of units redeemed/account charges	(448,993)
Net investment income (loss)	16,086
Net realized gain (loss)	(1,786)
Realized gain distributions	620
Net change in unrealized appreciation (depreciation)	439
Net assets	$99,438

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.33	59	$79	1.25%	10.5%	12/31/2019	$1.35	15	$21	1.00%	10.8%	12/31/2019	$1.38	0	$0	0.75%	11.1%
12/31/2018	1.20	61	74	1.25%	-9.1%	12/31/2018	1.22	16	20	1.00%	-8.9%	12/31/2018	1.24	0	0	0.75%	-8.7%
12/31/2017	1.32	65	86	1.25%	10.8%	12/31/2017	1.34	21	28	1.00%	11.0%	12/31/2017	1.36	0	0	0.75%	11.3%
12/31/2016	1.19	61	73	1.25%	10.7%	12/31/2016	1.21	90	109	1.00%	11.0%	12/31/2016	1.22	0	0	0.75%	11.3%
12/31/2015	1.08	31	34	1.25%	-2.5%	12/31/2015	1.09	35	38	1.00%	-2.2%	12/31/2015	1.10	0	0	0.75%	-2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.41	0	$0	0.50%	11.3%	12/31/2019	$1.44	0	$0	0.25%	11.6%	12/31/2019	$1.47	0	$0	0.00%	11.9%
12/31/2018	1.27	0	0	0.50%	-8.5%	12/31/2018	1.29	0	0	0.25%	-8.2%	12/31/2018	1.31	0	0	0.00%	-8.0%
12/31/2017	1.38	0	0	0.50%	11.6%	12/31/2017	1.41	0	0	0.25%	11.9%	12/31/2017	1.43	0	0	0.00%	12.2%
12/31/2016	1.24	0	0	0.50%	11.5%	12/31/2016	1.26	0	0	0.25%	11.8%	12/31/2016	1.27	0	0	0.00%	12.1%
12/31/2015	1.11	0	0	0.50%	-1.8%	12/31/2015	1.12	0	0	0.25%	-1.5%	12/31/2015	1.14	0	0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.5%
2018	4.6%
2017	4.1%
2016	1.6%
2015	3.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Mid Cap Index Fund A Class - 06-334
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,486,903	$28,316,217	1,840,418
Receivables: investments sold	-
Payables: investments purchased	(77,018)
Net assets	$29,409,885

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,852,456	11,862,103	$2.35
Band 100	-	-	2.42
Band 75	-	-	2.49
Band 50	-	-	2.57
Band 25	-	-	2.65
Band 0	1,557,429	569,948	2.73
Total	$29,409,885	12,432,051

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$371,974
Mortality & expense charges	(397,748)
Net investment income (loss)	(25,774)

Gain (loss) on investments:
Net realized gain (loss)	(347,457)
Realized gain distributions	1,453,307
Net change in unrealized appreciation (depreciation)	5,790,124
Net gain (loss)	6,895,974

Increase (decrease) in net assets from operations	$6,870,200

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(25,774)	$(121,470)
Net realized gain (loss)	(347,457)	747,459
Realized gain distributions	1,453,307	2,541,328
Net change in unrealized appreciation (depreciation)	5,790,124	(7,339,302)

Increase (decrease) in net assets from operations	6,870,200	(4,171,985)

Contract owner transactions:
Proceeds from units sold	12,733,912	10,864,031
Cost of units redeemed	(19,184,678)	(17,690,928)
Account charges	(43,938)	(31,498)
Increase (decrease)	(6,494,704)	(6,858,395)
Net increase (decrease)	375,496	(11,030,380)
Net assets, beginning	29,034,389	40,064,769
Net assets, ending	$29,409,885	$29,034,389

Units sold	6,027,745	5,031,793
Units redeemed	(8,854,484)	(8,186,753)
Net increase (decrease)	(2,826,739)	(3,154,960)
Units outstanding, beginning	15,258,790	18,413,750
Units outstanding, ending	12,432,051	15,258,790

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$97,725,575
Cost of units redeemed/account charges	(85,338,842)
Net investment income (loss)	(333,424)
Net realized gain (loss)	3,988,752
Realized gain distributions	12,197,138
Net change in unrealized appreciation (depreciation)	1,170,686
Net assets	$29,409,885

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.35	11,862	$27,852	1.25%	24.1%	12/31/2019	$2.42	0	$0	1.00%	24.4%	12/31/2019	$2.49	0	$0	0.75%	24.7%
12/31/2018	1.89	14,675	27,765	1.25%	-12.7%	12/31/2018	1.95	0	0	1.00%	-12.5%	12/31/2018	2.00	0	0	0.75%	-12.2%
12/31/2017	2.17	17,844	38,664	1.25%	14.3%	12/31/2017	2.22	0	0	1.00%	14.5%	12/31/2017	2.28	0	0	0.75%	14.8%
12/31/2016	1.90	15,537	29,465	1.25%	18.7%	12/31/2016	1.94	0	0	1.00%	19.0%	12/31/2016	1.99	0	0	0.75%	19.3%
12/31/2015	1.60	12,710	20,312	1.25%	-3.8%	12/31/2015	1.63	0	0	1.00%	-3.5%	12/31/2015	1.66	0	0	0.75%	-3.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.57	0	$0	0.50%	25.0%	12/31/2019	$2.65	0	$0	0.25%	25.3%	12/31/2019	$2.73	570	$1,557	0.00%	25.7%
12/31/2018	2.06	0	0	0.50%	-12.0%	12/31/2018	2.11	0	0	0.25%	-11.8%	12/31/2018	2.17	584	1,269	0.00%	-11.6%
12/31/2017	2.34	0	0	0.50%	15.1%	12/31/2017	2.40	0	0	0.25%	15.4%	12/31/2017	2.46	570	1,401	0.00%	15.7%
12/31/2016	2.03	0	0	0.50%	19.6%	12/31/2016	2.08	0	0	0.25%	19.9%	12/31/2016	2.13	828	1,760	0.00%	20.2%
12/31/2015	1.70	0	0	0.50%	-3.0%	12/31/2015	1.73	0	0	0.25%	-2.8%	12/31/2015	1.77	710	1,255	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	1.0%
2017	1.0%
2016	1.2%
2015	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Seligman Communications and Information Fund Institutional Cl - 06-443
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$80,910	$72,861	908
Receivables: investments sold	10
Payables: investments purchased	-
Net assets	$80,920

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$80,920	21,850	$3.70
Band 100	-	-	3.78
Band 75	-	-	3.86
Band 50	-	-	3.94
Band 25	-	-	4.02
Band 0	-	-	4.10
Total	$80,920	21,850

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(8,443)
Net investment income (loss)	(8,443)

Gain (loss) on investments:
Net realized gain (loss)	87,106
Realized gain distributions	21,608
Net change in unrealized appreciation (depreciation)	140,706
Net gain (loss)	249,420

Increase (decrease) in net assets from operations	$240,977

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,443)	$(10,000)
Net realized gain (loss)	87,106	22,456
Realized gain distributions	21,608	74,516
Net change in unrealized appreciation (depreciation)	140,706	(172,845)

Increase (decrease) in net assets from operations	240,977	(85,873)

Contract owner transactions:
Proceeds from units sold	199,619	344,554
Cost of units redeemed	(1,089,072)	(179,456)
Account charges	(6)	(10)
Increase (decrease)	(889,459)	165,088
Net increase (decrease)	(648,482)	79,215
Net assets, beginning	729,402	650,187
Net assets, ending	$80,920	$729,402

Units sold	69,645	119,644
Units redeemed	(347,948)	(63,796)
Net increase (decrease)	(278,303)	55,848
Units outstanding, beginning	300,153	244,305
Units outstanding, ending	21,850	300,153

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$9,496,934
Cost of units redeemed/account charges	(10,128,771)
Net investment income (loss)	(101,403)
Net realized gain (loss)	419,531
Realized gain distributions	386,580
Net change in unrealized appreciation (depreciation)	8,049
Net assets	$80,920

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.70	22	$81	1.25%	52.4%	12/31/2019	$3.78	0	$0	1.00%	52.8%	12/31/2019	$3.86	0	$0	0.75%	53.2%
12/31/2018	2.43	300	729	1.25%	-8.7%	12/31/2018	2.47	0	0	1.00%	-8.5%	12/31/2018	2.52	0	0	0.75%	-8.2%
12/31/2017	2.66	244	650	1.25%	32.7%	12/31/2017	2.70	0	0	1.00%	33.1%	12/31/2017	2.75	0	0	0.75%	33.4%
12/31/2016	2.01	227	454	1.25%	14.2%	12/31/2016	2.03	0	0	1.00%	14.5%	12/31/2016	2.06	0	0	0.75%	14.8%
12/31/2015	1.76	905	1,588	1.25%	8.0%	12/31/2015	1.77	0	0	1.00%	8.3%	12/31/2015	1.79	0	0	0.75%	8.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.94	0	$0	0.50%	53.5%	12/31/2019	$4.02	0	$0	0.25%	53.9%	12/31/2019	$4.10	0	$0	0.00%	54.3%
12/31/2018	2.56	0	0	0.50%	-8.0%	12/31/2018	2.61	0	0	0.25%	-7.8%	12/31/2018	2.66	0	0	0.00%	-7.5%
12/31/2017	2.79	0	0	0.50%	33.7%	12/31/2017	2.83	0	0	0.25%	34.1%	12/31/2017	2.88	0	0	0.00%	34.4%
12/31/2016	2.08	0	0	0.50%	15.1%	12/31/2016	2.11	0	0	0.25%	15.4%	12/31/2016	2.14	0	0	0.00%	15.7%
12/31/2015	1.81	0	0	0.50%	8.8%	12/31/2015	1.83	0	0	0.25%	9.1%	12/31/2015	1.85	0	0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Seligman Communications and Information Fund Advisor Class - 06-869
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,647,029	$1,520,038	21,357
Receivables: investments sold	284
Payables: investments purchased	-
Net assets	$1,647,313

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,647,313	508,959	$3.24
Band 100	-	-	3.29
Band 75	-	-	3.35
Band 50	-	-	3.41
Band 25	-	-	3.46
Band 0	-	-	3.52
Total	$1,647,313	508,959

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(18,036)
Net investment income (loss)	(18,036)

Gain (loss) on investments:
Net realized gain (loss)	(8,276)
Realized gain distributions	176,230
Net change in unrealized appreciation (depreciation)	458,751
Net gain (loss)	626,705

Increase (decrease) in net assets from operations	$608,669

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(18,036)	$(20,209)
Net realized gain (loss)	(8,276)	(56,587)
Realized gain distributions	176,230	168,487
Net change in unrealized appreciation (depreciation)	458,751	(300,016)

Increase (decrease) in net assets from operations	608,669	(208,325)

Contract owner transactions:
Proceeds from units sold	118,387	817,143
Cost of units redeemed	(315,599)	(575,406)
Account charges	(93)	(254)
Increase (decrease)	(197,305)	241,483
Net increase (decrease)	411,364	33,158
Net assets, beginning	1,235,949	1,202,791
Net assets, ending	$1,647,313	$1,235,949

Units sold	44,661	317,439
Units redeemed	(117,703)	(252,588)
Net increase (decrease)	(73,042)	64,851
Units outstanding, beginning	582,001	517,150
Units outstanding, ending	508,959	582,001

* Date of Fund Inception into Variable Account: 3 /14 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,660,186
Cost of units redeemed/account charges	(1,645,897)
Net investment income (loss)	(54,561)
Net realized gain (loss)	33,483
Realized gain distributions	527,111
Net change in unrealized appreciation (depreciation)	126,991
Net assets	$1,647,313

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.24	509	$1,647	1.25%	52.4%	12/31/2019	$3.29	0	$0	1.00%	52.8%	12/31/2019	$3.35	0	$0	0.75%	53.2%
12/31/2018	2.12	582	1,236	1.25%	-8.7%	12/31/2018	2.15	0	0	1.00%	-8.5%	12/31/2018	2.19	0	0	0.75%	-8.2%
12/31/2017	2.33	517	1,203	1.25%	32.7%	12/31/2017	2.35	0	0	1.00%	33.0%	12/31/2017	2.38	0	0	0.75%	33.4%
12/31/2016	1.75	184	323	1.25%	14.2%	12/31/2016	1.77	0	0	1.00%	14.5%	12/31/2016	1.79	0	0	0.75%	14.8%
12/31/2015	1.53	186	286	1.25%	8.0%	12/31/2015	1.54	0	0	1.00%	8.3%	12/31/2015	1.56	0	0	0.75%	8.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.41	0	$0	0.50%	53.6%	12/31/2019	$3.46	0	$0	0.25%	53.9%	12/31/2019	$3.52	0	$0	0.00%	54.3%
12/31/2018	2.22	0	0	0.50%	-8.0%	12/31/2018	2.25	0	0	0.25%	-7.8%	12/31/2018	2.28	0	0	0.00%	-7.5%
12/31/2017	2.41	0	0	0.50%	33.7%	12/31/2017	2.44	0	0	0.25%	34.0%	12/31/2017	2.47	0	0	0.00%	34.4%
12/31/2016	1.80	0	0	0.50%	15.1%	12/31/2016	1.82	0	0	0.25%	15.4%	12/31/2016	1.84	0	0	0.00%	15.7%
12/31/2015	1.57	0	0	0.50%	8.8%	12/31/2015	1.58	0	0	0.25%	9.1%	12/31/2015	1.59	0	0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Seligman Communications and Information Fund A Class - 06-441
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,110,886	$997,046	14,411
Receivables: investments sold	42,616
Payables: investments purchased	-
Net assets	$1,153,502

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$742,558	204,670	$3.63
Band 100	362,220	97,813	3.70
Band 75	-	-	3.78
Band 50	-	-	3.86
Band 25	-	-	3.94
Band 0	48,724	12,122	4.02
Total	$1,153,502	314,605

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(9,767)
Net investment income (loss)	(9,767)

Gain (loss) on investments:
Net realized gain (loss)	17,957
Realized gain distributions	116,181
Net change in unrealized appreciation (depreciation)	241,579
Net gain (loss)	375,717

Increase (decrease) in net assets from operations	$365,950

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(9,767)	$(10,714)
Net realized gain (loss)	17,957	47,969
Realized gain distributions	116,181	93,642
Net change in unrealized appreciation (depreciation)	241,579	(203,780)

Increase (decrease) in net assets from operations	365,950	(72,883)

Contract owner transactions:
Proceeds from units sold	464,776	314,153
Cost of units redeemed	(384,285)	(639,419)
Account charges	(296)	(360)
Increase (decrease)	80,195	(325,626)
Net increase (decrease)	446,145	(398,509)
Net assets, beginning	707,357	1,105,866
Net assets, ending	$1,153,502	$707,357

Units sold	155,899	115,488
Units redeemed	(134,410)	(241,311)
Net increase (decrease)	21,489	(125,823)
Units outstanding, beginning	293,116	418,939
Units outstanding, ending	314,605	293,116

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,692,195
Cost of units redeemed/account charges	(4,299,920)
Net investment income (loss)	(55,696)
Net realized gain (loss)	232,569
Realized gain distributions	470,514
Net change in unrealized appreciation (depreciation)	113,840
Net assets	$1,153,502

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.63	205	$743	1.25%	52.0%	12/31/2019	$3.70	98	$362	1.00%	52.4%	12/31/2019	$3.78	0	$0	0.75%	52.8%
12/31/2018	2.39	174	416	1.25%	-8.9%	12/31/2018	2.43	104	253	1.00%	-8.7%	12/31/2018	2.47	0	0	0.75%	-8.5%
12/31/2017	2.62	282	739	1.25%	32.4%	12/31/2017	2.66	122	325	1.00%	32.7%	12/31/2017	2.70	0	0	0.75%	33.1%
12/31/2016	1.98	112	221	1.25%	13.9%	12/31/2016	2.00	97	195	1.00%	14.2%	12/31/2016	2.03	0	0	0.75%	14.5%
12/31/2015	1.74	136	237	1.25%	7.8%	12/31/2015	1.76	158	278	1.00%	8.0%	12/31/2015	1.77	0	0	0.75%	8.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.86	0	$0	0.50%	53.2%	12/31/2019	$3.94	0	$0	0.25%	53.5%	12/31/2019	$4.02	12	$49	0.00%	53.9%
12/31/2018	2.52	0	0	0.50%	-8.2%	12/31/2018	2.56	0	0	0.25%	-8.0%	12/31/2018	2.61	15	38	0.00%	-7.8%
12/31/2017	2.74	0	0	0.50%	33.4%	12/31/2017	2.79	0	0	0.25%	33.7%	12/31/2017	2.83	15	42	0.00%	34.1%
12/31/2016	2.06	0	0	0.50%	14.8%	12/31/2016	2.08	0	0	0.25%	15.1%	12/31/2016	2.11	6	12	0.00%	15.4%
12/31/2015	1.79	0	0	0.50%	8.6%	12/31/2015	1.81	0	0	0.25%	8.8%	12/31/2015	1.83	4	8	0.00%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Contrarian Core Fund Advisor Class - 06-095
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$64,713	$57,024	2,357
Receivables: investments sold	10
Payables: investments purchased	-
Net assets	$64,723

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$64,723	40,079	$1.61
Band 100	-	-	1.64
Band 75	-	-	1.66
Band 50	-	-	1.68
Band 25	-	-	1.70
Band 0	-	-	1.72
Total	$64,723	40,079

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$645
Mortality & expense charges	(2,611)
Net investment income (loss)	(1,966)

Gain (loss) on investments:
Net realized gain (loss)	12,065
Realized gain distributions	2,865
Net change in unrealized appreciation (depreciation)	55,155
Net gain (loss)	70,085

Increase (decrease) in net assets from operations	$68,119

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,966)	$(1,954)
Net realized gain (loss)	12,065	40,340
Realized gain distributions	2,865	22,861
Net change in unrealized appreciation (depreciation)	55,155	(91,942)

Increase (decrease) in net assets from operations	68,119	(30,695)

Contract owner transactions:
Proceeds from units sold	20,284	111,377
Cost of units redeemed	(314,545)	(278,996)
Account charges	(128)	(658)
Increase (decrease)	(294,389)	(168,277)
Net increase (decrease)	(226,270)	(198,972)
Net assets, beginning	290,993	489,965
Net assets, ending	$64,723	$290,993

Units sold	14,457	80,882
Units redeemed	(210,975)	(202,377)
Net increase (decrease)	(196,518)	(121,495)
Units outstanding, beginning	236,597	358,092
Units outstanding, ending	40,079	236,597

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$578,590
Cost of units redeemed/account charges	(613,334)
Net investment income (loss)	(4,382)
Net realized gain (loss)	53,099
Realized gain distributions	43,061
Net change in unrealized appreciation (depreciation)	7,689
Net assets	$64,723

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.61	40	$65	1.25%	31.3%	12/31/2019	$1.64	0	$0	1.00%	31.6%	12/31/2019	$1.66	0	$0	0.75%	32.0%
12/31/2018	1.23	237	291	1.25%	-10.1%	12/31/2018	1.24	0	0	1.00%	-9.9%	12/31/2018	1.25	0	0	0.75%	-9.7%
12/31/2017	1.37	358	490	1.25%	20.2%	12/31/2017	1.38	0	0	1.00%	20.5%	12/31/2017	1.39	0	0	0.75%	20.8%
12/31/2016	1.14	216	246	1.25%	7.3%	12/31/2016	1.14	0	0	1.00%	7.5%	12/31/2016	1.15	0	0	0.75%	7.8%
12/31/2015	1.06	0	0	1.25%	6.1%	12/31/2015	1.06	0	0	1.00%	6.4%	12/31/2015	1.07	0	0	0.75%	6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.68	0	$0	0.50%	32.3%	12/31/2019	$1.70	0	$0	0.25%	32.6%	12/31/2019	$1.72	0	$0	0.00%	33.0%
12/31/2018	1.27	0	0	0.50%	-9.4%	12/31/2018	1.28	0	0	0.25%	-9.2%	12/31/2018	1.29	0	0	0.00%	-9.0%
12/31/2017	1.40	0	0	0.50%	21.1%	12/31/2017	1.41	0	0	0.25%	21.4%	12/31/2017	1.42	0	0	0.00%	21.7%
12/31/2016	1.16	0	0	0.50%	8.1%	12/31/2016	1.16	0	0	0.25%	8.3%	12/31/2016	1.17	0	0	0.00%	8.6%
12/31/2015	1.07	0	0	0.50%	6.9%	12/31/2015	1.07	0	0	0.25%	7.2%	12/31/2015	1.07	0	0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.4%
2018	0.9%
2017	0.9%
2016	1.1%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Select Global Growth Fund Advisor Class - 06-097
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,635	$2,533	151
Receivables: investments sold	-
Payables: investments purchased	(13)
Net assets	$2,622

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,622	1,833	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.47
Band 50	-	-	1.48
Band 25	-	-	1.50
Band 0	-	-	1.52
Total	$2,622	1,833

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(94)
Net investment income (loss)	(94)

Gain (loss) on investments:
Net realized gain (loss)	657
Realized gain distributions	65
Net change in unrealized appreciation (depreciation)	1,210
Net gain (loss)	1,932

Increase (decrease) in net assets from operations	$1,838

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(94)	$(62)
Net realized gain (loss)	657	6
Realized gain distributions	65	83
Net change in unrealized appreciation (depreciation)	1,210	(1,315)

Increase (decrease) in net assets from operations	1,838	(1,288)

Contract owner transactions:
Proceeds from units sold	6,806	4,096
Cost of units redeemed	(11,881)	-
Account charges	-	-
Increase (decrease)	(5,075)	4,096
Net increase (decrease)	(3,237)	2,808
Net assets, beginning	5,859	3,051
Net assets, ending	$2,622	$5,859

Units sold	5,235	3,103
Units redeemed	(8,942)	-
Net increase (decrease)	(3,707)	3,103
Units outstanding, beginning	5,540	2,437
Units outstanding, ending	1,833	5,540

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$13,760
Cost of units redeemed/account charges	(11,881)
Net investment income (loss)	(171)
Net realized gain (loss)	664
Realized gain distributions	148
Net change in unrealized appreciation (depreciation)	102
Net assets	$2,622

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.43	2	$3	1.25%	35.2%	12/31/2019	$1.45	0	$0	1.00%	35.6%	12/31/2019	$1.47	0	$0	0.75%	35.9%
12/31/2018	1.06	6	6	1.25%	-15.5%	12/31/2018	1.07	0	0	1.00%	-15.3%	12/31/2018	1.08	0	0	0.75%	-15.1%
12/31/2017	1.25	2	3	1.25%	32.3%	12/31/2017	1.26	0	0	1.00%	32.7%	12/31/2017	1.27	0	0	0.75%	33.0%
12/31/2016	0.95	0	0	1.25%	-7.0%	12/31/2016	0.95	0	0	1.00%	-6.8%	12/31/2016	0.96	0	0	0.75%	-6.5%
12/31/2015	1.02	0	0	1.25%	1.7%	12/31/2015	1.02	0	0	1.00%	2.0%	12/31/2015	1.02	0	0	0.75%	2.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.48	0	$0	0.50%	36.2%	12/31/2019	$1.50	0	$0	0.25%	36.6%	12/31/2019	$1.52	0	$0	0.00%	36.9%
12/31/2018	1.09	0	0	0.50%	-14.9%	12/31/2018	1.10	0	0	0.25%	-14.7%	12/31/2018	1.11	0	0	0.00%	-14.5%
12/31/2017	1.28	0	0	0.50%	33.3%	12/31/2017	1.29	0	0	0.25%	33.7%	12/31/2017	1.30	0	0	0.00%	34.0%
12/31/2016	0.96	0	0	0.50%	-6.3%	12/31/2016	0.96	0	0	0.25%	-6.1%	12/31/2016	0.97	0	0	0.00%	-5.8%
12/31/2015	1.02	0	0	0.50%	2.5%	12/31/2015	1.03	0	0	0.25%	2.7%	12/31/2015	1.03	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Select Mid Cap Value Fund Advisor Class - 06-098
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$470,340	$526,953	40,545
Receivables: investments sold	6,883
Payables: investments purchased	-
Net assets	$477,223

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$477,223	345,834	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$477,223	345,834

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,757
Mortality & expense charges	(5,166)
Net investment income (loss)	(409)

Gain (loss) on investments:
Net realized gain (loss)	(5,405)
Realized gain distributions	9,963
Net change in unrealized appreciation (depreciation)	98,103
Net gain (loss)	102,661

Increase (decrease) in net assets from operations	$102,252

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(409)	$(1,862)
Net realized gain (loss)	(5,405)	(2,094)
Realized gain distributions	9,963	82,503
Net change in unrealized appreciation (depreciation)	98,103	(129,725)

Increase (decrease) in net assets from operations	102,252	(51,178)

Contract owner transactions:
Proceeds from units sold	65,238	68,391
Cost of units redeemed	(17,624)	(16,946)
Account charges	(306)	(179)
Increase (decrease)	47,308	51,266
Net increase (decrease)	149,560	88
Net assets, beginning	327,663	327,575
Net assets, ending	$477,223	$327,663

Units sold	51,319	57,912
Units redeemed	(14,133)	(13,647)
Net increase (decrease)	37,186	44,265
Units outstanding, beginning	308,648	264,383
Units outstanding, ending	345,834	308,648

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$526,396
Cost of units redeemed/account charges	(139,182)
Net investment income (loss)	(2,356)
Net realized gain (loss)	(9,881)
Realized gain distributions	158,859
Net change in unrealized appreciation (depreciation)	(56,613)
Net assets	$477,223

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.38	346	$477	1.25%	30.0%	12/31/2019	$1.40	0	$0	1.00%	30.3%	12/31/2019	$1.41	0	$0	0.75%	30.6%
12/31/2018	1.06	309	328	1.25%	-14.3%	12/31/2018	1.07	0	0	1.00%	-14.1%	12/31/2018	1.08	0	0	0.75%	-13.9%
12/31/2017	1.24	264	328	1.25%	12.1%	12/31/2017	1.25	0	0	1.00%	12.4%	12/31/2017	1.26	0	0	0.75%	12.7%
12/31/2016	1.10	107	118	1.25%	12.9%	12/31/2016	1.11	0	0	1.00%	13.1%	12/31/2016	1.12	0	0	0.75%	13.4%
12/31/2015	0.98	94	92	1.25%	-2.1%	12/31/2015	0.98	0	0	1.00%	-1.9%	12/31/2015	0.98	0	0	0.75%	-1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.43	0	$0	0.50%	31.0%	12/31/2019	$1.45	0	$0	0.25%	31.3%	12/31/2019	$1.47	0	$0	0.00%	31.6%
12/31/2018	1.09	0	0	0.50%	-13.7%	12/31/2018	1.10	0	0	0.25%	-13.5%	12/31/2018	1.12	0	0	0.00%	-13.2%
12/31/2017	1.27	0	0	0.50%	13.0%	12/31/2017	1.28	0	0	0.25%	13.3%	12/31/2017	1.29	0	0	0.00%	13.5%
12/31/2016	1.12	0	0	0.50%	13.7%	12/31/2016	1.13	0	0	0.25%	14.0%	12/31/2016	1.13	0	0	0.00%	14.3%
12/31/2015	0.99	0	0	0.50%	-1.4%	12/31/2015	0.99	0	0	0.25%	-1.1%	12/31/2015	0.99	0	0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.2%
2018	0.7%
2017	1.4%
2016	0.9%
2015	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Select Large Cap Value Fund Advisor Class - 06-099
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$183,307	$173,982	6,687
Receivables: investments sold	64
Payables: investments purchased	-
Net assets	$183,371

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$183,371	120,716	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.62
Total	$183,371	120,716

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,255
Mortality & expense charges	(40,212)
Net investment income (loss)	(36,957)

Gain (loss) on investments:
Net realized gain (loss)	26,798
Realized gain distributions	8,372
Net change in unrealized appreciation (depreciation)	553,839
Net gain (loss)	589,009

Increase (decrease) in net assets from operations	$552,052

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(36,957)	$1,282
Net realized gain (loss)	26,798	852,567
Realized gain distributions	8,372	135,058
Net change in unrealized appreciation (depreciation)	553,839	(1,906,835)

Increase (decrease) in net assets from operations	552,052	(917,928)

Contract owner transactions:
Proceeds from units sold	327,197	862,873
Cost of units redeemed	(5,327,881)	(12,652,748)
Account charges	(8,791)	(17,538)
Increase (decrease)	(5,009,475)	(11,807,413)
Net increase (decrease)	(4,457,423)	(12,725,341)
Net assets, beginning	4,640,794	17,366,135
Net assets, ending	$183,371	$4,640,794

Units sold	241,620	708,384
Units redeemed	(3,949,092)	(9,316,887)
Net increase (decrease)	(3,707,472)	(8,608,503)
Units outstanding, beginning	3,828,188	12,436,691
Units outstanding, ending	120,716	3,828,188

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$18,528,566
Cost of units redeemed/account charges	(20,036,416)
Net investment income (loss)	26,836
Net realized gain (loss)	902,189
Realized gain distributions	752,871
Net change in unrealized appreciation (depreciation)	9,325
Net assets	$183,371

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.52	121	$183	1.25%	25.3%	12/31/2019	$1.54	0	$0	1.00%	25.6%	12/31/2019	$1.56	0	$0	0.75%	25.9%
12/31/2018	1.21	3,828	4,641	1.25%	-13.2%	12/31/2018	1.22	0	0	1.00%	-13.0%	12/31/2018	1.24	0	0	0.75%	-12.7%
12/31/2017	1.40	12,437	17,366	1.25%	18.9%	12/31/2017	1.41	0	0	1.00%	19.2%	12/31/2017	1.42	0	0	0.75%	19.5%
12/31/2016	1.17	0	0	1.25%	19.2%	12/31/2016	1.18	0	0	1.00%	19.5%	12/31/2016	1.19	0	0	0.75%	19.8%
12/31/2015	0.99	0	0	1.25%	-1.4%	12/31/2015	0.99	0	0	1.00%	-1.2%	12/31/2015	0.99	0	0	0.75%	-1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.58	0	$0	0.50%	26.2%	12/31/2019	$1.60	0	$0	0.25%	26.6%	12/31/2019	$1.62	0	$0	0.00%	26.9%
12/31/2018	1.25	0	0	0.50%	-12.5%	12/31/2018	1.26	0	0	0.25%	-12.3%	12/31/2018	1.27	0	0	0.00%	-12.1%
12/31/2017	1.43	0	0	0.50%	19.8%	12/31/2017	1.44	0	0	0.25%	20.1%	12/31/2017	1.45	0	0	0.00%	20.4%
12/31/2016	1.19	0	0	0.50%	20.1%	12/31/2016	1.20	0	0	0.25%	20.4%	12/31/2016	1.20	0	0	0.00%	20.7%
12/31/2015	0.99	0	0	0.50%	-0.7%	12/31/2015	1.00	0	0	0.25%	-0.5%	12/31/2015	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.1%
2018	0.8%
2017	2.1%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Contrarian Core Fund A Class - 06-902
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$330,449	$304,606	12,358
Receivables: investments sold	-
Payables: investments purchased	(364)
Net assets	$330,085

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$330,085	206,992	$1.59
Band 100	-	-	1.61
Band 75	-	-	1.63
Band 50	-	-	1.66
Band 25	-	-	1.68
Band 0	-	-	1.70
Total	$330,085	206,992

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,641
Mortality & expense charges	(3,700)
Net investment income (loss)	(1,059)

Gain (loss) on investments:
Net realized gain (loss)	(10,436)
Realized gain distributions	15,007
Net change in unrealized appreciation (depreciation)	112,278
Net gain (loss)	116,849

Increase (decrease) in net assets from operations	$115,790

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,059)	$(2,329)
Net realized gain (loss)	(10,436)	46,580
Realized gain distributions	15,007	37,633
Net change in unrealized appreciation (depreciation)	112,278	(116,031)

Increase (decrease) in net assets from operations	115,790	(34,147)

Contract owner transactions:
Proceeds from units sold	111,257	418,293
Cost of units redeemed	(354,159)	(572,405)
Account charges	(144)	(318)
Increase (decrease)	(243,046)	(154,430)
Net increase (decrease)	(127,256)	(188,577)
Net assets, beginning	457,341	645,918
Net assets, ending	$330,085	$457,341

Units sold	82,202	304,874
Units redeemed	(242,320)	(407,332)
Net increase (decrease)	(160,118)	(102,458)
Units outstanding, beginning	367,110	469,568
Units outstanding, ending	206,992	367,110

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,577,385
Cost of units redeemed/account charges	(1,436,453)
Net investment income (loss)	960
Net realized gain (loss)	74,646
Realized gain distributions	87,704
Net change in unrealized appreciation (depreciation)	25,843
Net assets	$330,085

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.59	207	$330	1.25%	31.0%	12/31/2019	$1.61	0	$0	1.00%	31.3%	12/31/2019	$1.63	0	$0	0.75%	31.6%
12/31/2018	1.22	200	244	1.25%	-10.3%	12/31/2018	1.23	0	0	1.00%	-10.1%	12/31/2018	1.24	0	0	0.75%	-9.9%
12/31/2017	1.36	308	419	1.25%	19.9%	12/31/2017	1.37	0	0	1.00%	20.2%	12/31/2017	1.38	0	0	0.75%	20.5%
12/31/2016	1.13	218	247	1.25%	7.0%	12/31/2016	1.14	0	0	1.00%	7.3%	12/31/2016	1.14	0	0	0.75%	7.5%
12/31/2015	1.06	155	164	1.25%	5.8%	12/31/2015	1.06	0	0	1.00%	6.1%	12/31/2015	1.06	0	0	0.75%	6.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.66	0	$0	0.50%	31.9%	12/31/2019	$1.68	0	$0	0.25%	32.3%	12/31/2019	$1.70	0	$0	0.00%	32.6%
12/31/2018	1.25	0	0	0.50%	-9.7%	12/31/2018	1.27	0	0	0.25%	-9.4%	12/31/2018	1.28	167	213	0.00%	-9.2%
12/31/2017	1.39	0	0	0.50%	20.8%	12/31/2017	1.40	0	0	0.25%	21.1%	12/31/2017	1.41	161	227	0.00%	21.4%
12/31/2016	1.15	0	0	0.50%	7.8%	12/31/2016	1.15	0	0	0.25%	8.1%	12/31/2016	1.16	168	195	0.00%	8.3%
12/31/2015	1.07	0	0	0.50%	6.6%	12/31/2015	1.07	0	0	0.25%	6.8%	12/31/2015	1.07	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	0.8%
2017	0.7%
2016	1.0%
2015	4.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Select Global Growth Fund A Class - 06-904
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$(236)
Net realized gain (loss)	-	956
Realized gain distributions	-	57
Net change in unrealized appreciation (depreciation)	-	(2,858)

Increase (decrease) in net assets from operations	-	(2,081)

Contract owner transactions:
Proceeds from units sold	-	7,483
Cost of units redeemed	-	(22,556)
Account charges	-	-
Increase (decrease)	-	(15,073)
Net increase (decrease)	-	(17,154)
Net assets, beginning	-	17,154
Net assets, ending	$-	$-

Units sold	-	5,652
Units redeemed	-	(19,451)
Net increase (decrease)	-	(13,799)
Units outstanding, beginning	-	13,799
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$68,872
Cost of units redeemed/account charges	(67,565)
Net investment income (loss)	(1,113)
Net realized gain (loss)	(3,461)
Realized gain distributions	3,267
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.41	0	$0	1.25%	34.9%	12/31/2019	$1.43	0	$0	1.00%	35.3%	12/31/2019	$1.45	0	$0	0.75%	35.6%
12/31/2018	1.05	0	0	1.25%	-15.8%	12/31/2018	1.06	0	0	1.00%	-15.6%	12/31/2018	1.07	0	0	0.75%	-15.3%
12/31/2017	1.24	14	17	1.25%	32.0%	12/31/2017	1.25	0	0	1.00%	32.3%	12/31/2017	1.26	0	0	0.75%	32.7%
12/31/2016	0.94	46	43	1.25%	-7.3%	12/31/2016	0.95	0	0	1.00%	-7.0%	12/31/2016	0.95	0	0	0.75%	-6.8%
12/31/2015	1.02	37	38	1.25%	1.5%	12/31/2015	1.02	0	0	1.00%	1.8%	12/31/2015	1.02	0	0	0.75%	2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.47	0	$0	0.50%	36.0%	12/31/2019	$1.48	0	$0	0.25%	36.3%	12/31/2019	$1.50	0	$0	0.00%	36.6%
12/31/2018	1.08	0	0	0.50%	-15.1%	12/31/2018	1.09	0	0	0.25%	-14.9%	12/31/2018	1.10	0	0	0.00%	-14.7%
12/31/2017	1.27	0	0	0.50%	33.0%	12/31/2017	1.28	0	0	0.25%	33.3%	12/31/2017	1.29	0	0	0.00%	33.7%
12/31/2016	0.96	0	0	0.50%	-6.6%	12/31/2016	0.96	0	0	0.25%	-6.3%	12/31/2016	0.97	0	0	0.00%	-6.1%
12/31/2015	1.02	0	0	0.50%	2.3%	12/31/2015	1.03	0	0	0.25%	2.5%	12/31/2015	1.03	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Select Mid Cap Value Fund A Class - 06-911
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$102,923	$101,585	9,107
Receivables: investments sold	86
Payables: investments purchased	-
Net assets	$103,009

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$103,009	75,520	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.40
Band 50	-	-	1.42
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$103,009	75,520

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$246
Mortality & expense charges	(123)
Net investment income (loss)	123

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	2,080
Net change in unrealized appreciation (depreciation)	1,338
Net gain (loss)	3,418

Increase (decrease) in net assets from operations	$3,541

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$123	$-
Net realized gain (loss)	-	-
Realized gain distributions	2,080	-
Net change in unrealized appreciation (depreciation)	1,338	-

Increase (decrease) in net assets from operations	3,541	-

Contract owner transactions:
Proceeds from units sold	99,468	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	99,468	-
Net increase (decrease)	103,009	-
Net assets, beginning	-	-
Net assets, ending	$103,009	$-

Units sold	75,520	-
Units redeemed	-	-
Net increase (decrease)	75,520	-
Units outstanding, beginning	-	-
Units outstanding, ending	75,520	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$99,468
Cost of units redeemed/account charges	-
Net investment income (loss)	123
Net realized gain (loss)	-
Realized gain distributions	2,080
Net change in unrealized appreciation (depreciation)	1,338
Net assets	$103,009

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	76	$103	1.25%	29.7%	12/31/2019	$1.38	0	$0	1.00%	30.0%	12/31/2019	$1.40	0	$0	0.75%	30.3%
12/31/2018	1.05	0	0	1.25%	-14.5%	12/31/2018	1.06	0	0	1.00%	-14.3%	12/31/2018	1.07	0	0	0.75%	-14.1%
12/31/2017	1.23	0	0	1.25%	11.9%	12/31/2017	1.24	0	0	1.00%	12.2%	12/31/2017	1.25	0	0	0.75%	12.5%
12/31/2016	1.10	0	0	1.25%	12.5%	12/31/2016	1.11	0	0	1.00%	12.8%	12/31/2016	1.11	0	0	0.75%	13.1%
12/31/2015	0.98	0	0	1.25%	-2.3%	12/31/2015	0.98	0	0	1.00%	-2.1%	12/31/2015	0.98	0	0	0.75%	-1.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.42	0	$0	0.50%	30.6%	12/31/2019	$1.43	0	$0	0.25%	31.0%	12/31/2019	$1.45	0	$0	0.00%	31.3%
12/31/2018	1.08	0	0	0.50%	-13.9%	12/31/2018	1.09	0	0	0.25%	-13.7%	12/31/2018	1.11	0	0	0.00%	-13.5%
12/31/2017	1.26	0	0	0.50%	12.8%	12/31/2017	1.27	0	0	0.25%	13.0%	12/31/2017	1.28	0	0	0.00%	13.3%
12/31/2016	1.12	0	0	0.50%	13.4%	12/31/2016	1.12	0	0	0.25%	13.7%	12/31/2016	1.13	0	0	0.00%	14.0%
12/31/2015	0.98	0	0	0.50%	-1.6%	12/31/2015	0.99	0	0	0.25%	-1.3%	12/31/2015	0.99	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.5%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Select Large Cap Value Fund A Class - 06-912
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,024	$24,667	998
Receivables: investments sold	-
Payables: investments purchased	(111)
Net assets	$25,913

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,913	17,273	$1.50
Band 100	-	-	1.52
Band 75	-	-	1.54
Band 50	-	-	1.56
Band 25	-	-	1.58
Band 0	-	-	1.60
Total	$25,913	17,273

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$430
Mortality & expense charges	(418)
Net investment income (loss)	12

Gain (loss) on investments:
Net realized gain (loss)	(2,301)
Realized gain distributions	1,259
Net change in unrealized appreciation (depreciation)	12,100
Net gain (loss)	11,058

Increase (decrease) in net assets from operations	$11,070

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$12	$678
Net realized gain (loss)	(2,301)	(4)
Realized gain distributions	1,259	2,044
Net change in unrealized appreciation (depreciation)	12,100	(10,743)

Increase (decrease) in net assets from operations	11,070	(8,025)

Contract owner transactions:
Proceeds from units sold	2,300	75,877
Cost of units redeemed	(55,074)	(201)
Account charges	(30)	(4)
Increase (decrease)	(52,804)	75,672
Net increase (decrease)	(41,734)	67,647
Net assets, beginning	67,647	-
Net assets, ending	$25,913	$67,647

Units sold	1,722	56,536
Units redeemed	(40,814)	(171)
Net increase (decrease)	(39,092)	56,365
Units outstanding, beginning	56,365	-
Units outstanding, ending	17,273	56,365

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$79,908
Cost of units redeemed/account charges	(57,440)
Net investment income (loss)	690
Net realized gain (loss)	(2,043)
Realized gain distributions	3,441
Net change in unrealized appreciation (depreciation)	1,357
Net assets	$25,913

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.50	17	$26	1.25%	25.0%	12/31/2019	$1.52	0	$0	1.00%	25.3%	12/31/2019	$1.54	0	$0	0.75%	25.6%
12/31/2018	1.20	56	68	1.25%	-13.4%	12/31/2018	1.21	0	0	1.00%	-13.2%	12/31/2018	1.22	0	0	0.75%	-13.0%
12/31/2017	1.39	0	0	1.25%	18.6%	12/31/2017	1.40	0	0	1.00%	18.9%	12/31/2017	1.41	0	0	0.75%	19.2%
12/31/2016	1.17	2	2	1.25%	18.9%	12/31/2016	1.17	0	0	1.00%	19.2%	12/31/2016	1.18	0	0	0.75%	19.5%
12/31/2015	0.98	0	0	1.25%	-1.7%	12/31/2015	0.99	0	0	1.00%	-1.5%	12/31/2015	0.99	0	0	0.75%	-1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.56	0	$0	0.50%	25.9%	12/31/2019	$1.58	0	$0	0.25%	26.3%	12/31/2019	$1.60	0	$0	0.00%	26.6%
12/31/2018	1.24	0	0	0.50%	-12.7%	12/31/2018	1.25	0	0	0.25%	-12.5%	12/31/2018	1.26	0	0	0.00%	-12.3%
12/31/2017	1.42	0	0	0.50%	19.5%	12/31/2017	1.43	0	0	0.25%	19.8%	12/31/2017	1.44	0	0	0.00%	20.1%
12/31/2016	1.19	0	0	0.50%	19.8%	12/31/2016	1.19	0	0	0.25%	20.1%	12/31/2016	1.20	0	0	0.00%	20.4%
12/31/2015	0.99	0	0	0.50%	-1.0%	12/31/2015	0.99	0	0	0.25%	-0.8%	12/31/2015	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	3.2%
2017	0.0%
2016	1.8%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Select Small Cap Value Fund A Class - 06-913
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$313,920	$312,873	18,215
Receivables: investments sold	666
Payables: investments purchased	-
Net assets	$314,586

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$211,619	171,339	$1.24
Band 100	102,967	82,340	1.25
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$314,586	253,679

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$305
Mortality & expense charges	(5,196)
Net investment income (loss)	(4,891)

Gain (loss) on investments:
Net realized gain (loss)	(22,227)
Realized gain distributions	75
Net change in unrealized appreciation (depreciation)	102,032
Net gain (loss)	79,880

Increase (decrease) in net assets from operations	$74,989

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,891)	$(5,680)
Net realized gain (loss)	(22,227)	(5,954)
Realized gain distributions	75	36,066
Net change in unrealized appreciation (depreciation)	102,032	(110,991)

Increase (decrease) in net assets from operations	74,989	(86,559)

Contract owner transactions:
Proceeds from units sold	44,135	130,660
Cost of units redeemed	(291,093)	(192,307)
Account charges	(38)	(129)
Increase (decrease)	(246,996)	(61,776)
Net increase (decrease)	(172,007)	(148,335)
Net assets, beginning	486,593	634,928
Net assets, ending	$314,586	$486,593

Units sold	37,271	105,663
Units redeemed	(241,160)	(158,453)
Net increase (decrease)	(203,889)	(52,790)
Units outstanding, beginning	457,568	510,358
Units outstanding, ending	253,679	457,568

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,072,268
Cost of units redeemed/account charges	(918,211)
Net investment income (loss)	(24,301)
Net realized gain (loss)	(13,871)
Realized gain distributions	197,654
Net change in unrealized appreciation (depreciation)	1,047
Net assets	$314,586

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	171	$212	1.25%	17.3%	12/31/2019	$1.25	82	$103	1.00%	17.6%	12/31/2019	$1.27	0	$0	0.75%	17.9%
12/31/2018	1.05	258	272	1.25%	-14.6%	12/31/2018	1.06	138	147	1.00%	-14.4%	12/31/2018	1.07	0	0	0.75%	-14.2%
12/31/2017	1.23	269	331	1.25%	11.2%	12/31/2017	1.24	158	196	1.00%	11.5%	12/31/2017	1.25	0	0	0.75%	11.8%
12/31/2016	1.11	466	517	1.25%	11.4%	12/31/2016	1.11	138	153	1.00%	11.6%	12/31/2016	1.12	0	0	0.75%	11.9%
12/31/2015	1.00	186	185	1.25%	-0.4%	12/31/2015	1.00	0	0	1.00%	-0.1%	12/31/2015	1.00	0	0	0.75%	0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	0	$0	0.50%	18.2%	12/31/2019	$1.30	0	$0	0.25%	18.5%	12/31/2019	$1.31	0	$0	0.00%	18.8%
12/31/2018	1.08	0	0	0.50%	-14.0%	12/31/2018	1.10	0	0	0.25%	-13.8%	12/31/2018	1.11	62	68	0.00%	-13.6%
12/31/2017	1.26	0	0	0.50%	12.0%	12/31/2017	1.27	0	0	0.25%	12.3%	12/31/2017	1.28	84	107	0.00%	12.6%
12/31/2016	1.13	0	0	0.50%	12.2%	12/31/2016	1.13	0	0	0.25%	12.5%	12/31/2016	1.14	117	133	0.00%	12.7%
12/31/2015	1.00	0	0	0.50%	0.4%	12/31/2015	1.01	0	0	0.25%	0.6%	12/31/2015	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.1%
2018	0.1%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Quality Income Fund A Class - 06-914
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$279,115	$271,479	50,249
Receivables: investments sold	773
Payables: investments purchased	-
Net assets	$279,888

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$279,888	260,541	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$279,888	260,541

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$7,744
Mortality & expense charges	(3,606)
Net investment income (loss)	4,138

Gain (loss) on investments:
Net realized gain (loss)	1,632
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	9,179
Net gain (loss)	10,811

Increase (decrease) in net assets from operations	$14,949

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,138	$3,132
Net realized gain (loss)	1,632	(1,540)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	9,179	(537)

Increase (decrease) in net assets from operations	14,949	1,055

Contract owner transactions:
Proceeds from units sold	116,795	95,799
Cost of units redeemed	(144,597)	(54,598)
Account charges	(91)	(150)
Increase (decrease)	(27,893)	41,051
Net increase (decrease)	(12,944)	42,106
Net assets, beginning	292,832	250,726
Net assets, ending	$279,888	$292,832

Units sold	112,302	102,559
Units redeemed	(138,556)	(61,919)
Net increase (decrease)	(26,254)	40,640
Units outstanding, beginning	286,795	246,155
Units outstanding, ending	260,541	286,795

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$894,613
Cost of units redeemed/account charges	(633,620)
Net investment income (loss)	12,321
Net realized gain (loss)	(2,590)
Realized gain distributions	1,528
Net change in unrealized appreciation (depreciation)	7,636
Net assets	$279,888

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	261	$280	1.25%	5.2%	12/31/2019	$1.09	0	$0	1.00%	5.5%	12/31/2019	$1.10	0	$0	0.75%	5.7%
12/31/2018	1.02	287	293	1.25%	0.2%	12/31/2018	1.03	0	0	1.00%	0.5%	12/31/2018	1.04	0	0	0.75%	0.7%
12/31/2017	1.02	246	251	1.25%	1.7%	12/31/2017	1.03	0	0	1.00%	2.0%	12/31/2017	1.03	0	0	0.75%	2.2%
12/31/2016	1.00	326	326	1.25%	0.9%	12/31/2016	1.01	0	0	1.00%	1.2%	12/31/2016	1.01	0	0	0.75%	1.4%
12/31/2015	0.99	0	0	1.25%	-0.8%	12/31/2015	0.99	0	0	1.00%	-0.5%	12/31/2015	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	6.0%	12/31/2019	$1.13	0	$0	0.25%	6.3%	12/31/2019	$1.14	0	$0	0.00%	6.5%
12/31/2018	1.05	0	0	0.50%	1.0%	12/31/2018	1.06	0	0	0.25%	1.3%	12/31/2018	1.07	0	0	0.00%	1.5%
12/31/2017	1.04	0	0	0.50%	2.5%	12/31/2017	1.05	0	0	0.25%	2.7%	12/31/2017	1.06	0	0	0.00%	3.0%
12/31/2016	1.02	0	0	0.50%	1.7%	12/31/2016	1.02	0	0	0.25%	1.9%	12/31/2016	1.03	0	0	0.00%	2.2%
12/31/2015	1.00	0	0	0.50%	0.0%	12/31/2015	1.00	0	0	0.25%	0.2%	12/31/2015	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.7%
2018	2.4%
2017	3.2%
2016	0.6%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Select Small Cap Value Fund Advisor Class - 06-946
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$(47)
Net realized gain (loss)	-	(784)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	3,716

Increase (decrease) in net assets from operations	-	2,885

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	(128,313)
Account charges	-	-
Increase (decrease)	-	(128,313)
Net increase (decrease)	-	(125,428)
Net assets, beginning	-	125,428
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	(100,915)
Net increase (decrease)	-	(100,915)
Units outstanding, beginning	-	100,915
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$113,303
Cost of units redeemed/account charges	(129,778)
Net investment income (loss)	(1,596)
Net realized gain (loss)	(790)
Realized gain distributions	18,861
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	0	$0	1.25%	17.6%	12/31/2019	$1.27	0	$0	1.00%	17.9%	12/31/2019	$1.28	0	$0	0.75%	18.2%
12/31/2018	1.06	0	0	1.25%	-14.4%	12/31/2018	1.07	0	0	1.00%	-14.2%	12/31/2018	1.08	0	0	0.75%	-14.0%
12/31/2017	1.24	101	125	1.25%	11.5%	12/31/2017	1.25	0	0	1.00%	11.8%	12/31/2017	1.26	0	0	0.75%	12.1%
12/31/2016	1.11	101	112	1.25%	11.7%	12/31/2016	1.12	0	0	1.00%	11.9%	12/31/2016	1.13	0	0	0.75%	12.2%
12/31/2015	1.00	0	0	1.25%	-0.2%	12/31/2015	1.00	0	0	1.00%	0.1%	12/31/2015	1.00	0	0	0.75%	0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.30	0	$0	0.50%	18.5%	12/31/2019	$1.31	0	$0	0.25%	18.8%	12/31/2019	$1.33	0	$0	0.00%	19.1%
12/31/2018	1.10	0	0	0.50%	-13.8%	12/31/2018	1.11	0	0	0.25%	-13.6%	12/31/2018	1.12	0	0	0.00%	-13.4%
12/31/2017	1.27	0	0	0.50%	12.3%	12/31/2017	1.28	0	0	0.25%	12.6%	12/31/2017	1.29	0	0	0.00%	12.9%
12/31/2016	1.13	0	0	0.50%	12.5%	12/31/2016	1.14	0	0	0.25%	12.8%	12/31/2016	1.14	0	0	0.00%	13.1%
12/31/2015	1.01	0	0	0.50%	0.6%	12/31/2015	1.01	0	0	0.25%	0.8%	12/31/2015	1.01	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Quality Income Fund Advisor Class - 06-947
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$199,079	$191,559	36,119
Receivables: investments sold	2,106
Payables: investments purchased	-
Net assets	$201,185

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$201,185	184,623	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$201,185	184,623

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,944
Mortality & expense charges	(2,132)
Net investment income (loss)	2,812

Gain (loss) on investments:
Net realized gain (loss)	1,177
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,490
Net gain (loss)	5,667

Increase (decrease) in net assets from operations	$8,479

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,812	$3,230
Net realized gain (loss)	1,177	(3,049)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	4,490	3,552

Increase (decrease) in net assets from operations	8,479	3,733

Contract owner transactions:
Proceeds from units sold	52,628	243,781
Cost of units redeemed	(124,682)	(189,579)
Account charges	(769)	(1,024)
Increase (decrease)	(72,823)	53,178
Net increase (decrease)	(64,344)	56,911
Net assets, beginning	265,529	208,618
Net assets, ending	$201,185	$265,529

Units sold	48,587	240,746
Units redeemed	(120,976)	(187,036)
Net increase (decrease)	(72,389)	53,710
Units outstanding, beginning	257,012	203,302
Units outstanding, ending	184,623	257,012

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$617,257
Cost of units redeemed/account charges	(430,911)
Net investment income (loss)	9,402
Net realized gain (loss)	(2,385)
Realized gain distributions	302
Net change in unrealized appreciation (depreciation)	7,520
Net assets	$201,185

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	185	$201	1.25%	5.5%	12/31/2019	$1.10	0	$0	1.00%	5.7%	12/31/2019	$1.12	0	$0	0.75%	6.0%
12/31/2018	1.03	257	266	1.25%	0.7%	12/31/2018	1.04	0	0	1.00%	0.9%	12/31/2018	1.05	0	0	0.75%	1.2%
12/31/2017	1.03	203	209	1.25%	2.0%	12/31/2017	1.03	0	0	1.00%	2.2%	12/31/2017	1.04	0	0	0.75%	2.5%
12/31/2016	1.01	63	64	1.25%	1.0%	12/31/2016	1.01	0	0	1.00%	1.2%	12/31/2016	1.02	0	0	0.75%	1.5%
12/31/2015	1.00	0	0	1.25%	-0.3%	12/31/2015	1.00	0	0	1.00%	-0.1%	12/31/2015	1.00	0	0	0.75%	0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	6.3%	12/31/2019	$1.15	0	$0	0.25%	6.5%	12/31/2019	$1.16	0	$0	0.00%	6.8%
12/31/2018	1.06	0	0	0.50%	1.4%	12/31/2018	1.07	0	0	0.25%	1.7%	12/31/2018	1.09	0	0	0.00%	2.0%
12/31/2017	1.05	0	0	0.50%	2.7%	12/31/2017	1.06	0	0	0.25%	3.0%	12/31/2017	1.06	0	0	0.00%	3.2%
12/31/2016	1.02	0	0	0.50%	1.7%	12/31/2016	1.03	0	0	0.25%	2.0%	12/31/2016	1.03	0	0	0.00%	2.2%
12/31/2015	1.00	0	0	0.50%	0.4%	12/31/2015	1.01	0	0	0.25%	0.6%	12/31/2015	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.1%
2018	2.6%
2017	3.8%
2016	3.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Select Small Cap Value Fund Institutional Class - 06-CNX (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	0	$0	1.25%	17.5%	12/31/2019	$1.29	0	$0	1.00%	17.8%	12/31/2019	$1.30	0	$0	0.75%	18.1%
12/31/2018	1.08	0	0	1.25%	-14.4%	12/31/2018	1.09	0	0	1.00%	-14.2%	12/31/2018	1.10	0	0	0.75%	-14.0%
12/31/2017	1.27	0	0	1.25%	11.5%	12/31/2017	1.27	0	0	1.00%	11.8%	12/31/2017	1.28	0	0	0.75%	12.0%
12/31/2016	1.14	0	0	1.25%	13.7%	12/31/2016	1.14	0	0	1.00%	13.9%	12/31/2016	1.14	0	0	0.75%	14.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	0	$0	0.50%	18.4%	12/31/2019	$1.32	0	$0	0.25%	18.7%	12/31/2019	$1.33	0	$0	0.00%	19.0%
12/31/2018	1.11	0	0	0.50%	-13.8%	12/31/2018	1.11	0	0	0.25%	-13.5%	12/31/2018	1.12	0	0	0.00%	-13.3%
12/31/2017	1.28	0	0	0.50%	12.3%	12/31/2017	1.29	0	0	0.25%	12.6%	12/31/2017	1.29	0	0	0.00%	12.9%
12/31/2016	1.14	0	0	0.50%	14.2%	12/31/2016	1.14	0	0	0.25%	14.4%	12/31/2016	1.15	0	0	0.00%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Acorn International Fund Institutional 3 Class - 06-CWF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.40
Band 100	-	-	1.41
Band 75	-	-	1.42
Band 50	-	-	1.43
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	234
Cost of units redeemed	-	(234)
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	168
Units redeemed	-	(168)
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$234
Cost of units redeemed/account charges	(234)
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.40	0	$0	1.25%	28.4%	12/31/2019	$1.41	0	$0	1.00%	28.7%	12/31/2019	$1.42	0	$0	0.75%	29.1%
12/31/2018	1.09	0	0	1.25%	-16.9%	12/31/2018	1.10	0	0	1.00%	-16.7%	12/31/2018	1.10	0	0	0.75%	-16.4%
12/31/2017	1.31	0	0	1.25%	30.7%	12/31/2017	1.32	0	0	1.00%	31.0%	12/31/2017	1.32	0	0	0.75%	31.4%
12/31/2016	1.00	0	0	1.25%	0.3%	12/31/2016	1.00	0	0	1.00%	0.4%	12/31/2016	1.00	0	0	0.75%	0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.43	0	$0	0.50%	29.4%	12/31/2019	$1.44	0	$0	0.25%	29.7%	12/31/2019	$1.46	0	$0	0.00%	30.0%
12/31/2018	1.11	0	0	0.50%	-16.2%	12/31/2018	1.11	0	0	0.25%	-16.0%	12/31/2018	1.12	0	0	0.00%	-15.8%
12/31/2017	1.32	0	0	0.50%	31.7%	12/31/2017	1.33	0	0	0.25%	32.0%	12/31/2017	1.33	0	0	0.00%	32.4%
12/31/2016	1.00	0	0	0.50%	0.4%	12/31/2016	1.00	0	0	0.25%	0.4%	12/31/2016	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Emerging Markets Bond Fund Institutional 3 Class - 06-CWG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$204,264	$205,759	18,694
Receivables: investments sold	7,353
Payables: investments purchased	-
Net assets	$211,617

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$211,617	186,397	$1.14
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$211,617	186,397

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$7,208
Mortality & expense charges	(2,341)
Net investment income (loss)	4,867

Gain (loss) on investments:
Net realized gain (loss)	(1,355)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	14,769
Net gain (loss)	13,414

Increase (decrease) in net assets from operations	$18,281

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,867	$6,499
Net realized gain (loss)	(1,355)	(4,856)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	14,769	(17,007)

Increase (decrease) in net assets from operations	18,281	(15,364)

Contract owner transactions:
Proceeds from units sold	78,709	65,973
Cost of units redeemed	(50,675)	(59,205)
Account charges	(24)	(24)
Increase (decrease)	28,010	6,744
Net increase (decrease)	46,291	(8,620)
Net assets, beginning	165,326	173,946
Net assets, ending	$211,617	$165,326

Units sold	70,260	62,909
Units redeemed	(45,433)	(56,342)
Net increase (decrease)	24,827	6,567
Units outstanding, beginning	161,570	155,003
Units outstanding, ending	186,397	161,570

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$323,950
Cost of units redeemed/account charges	(120,587)
Net investment income (loss)	15,837
Net realized gain (loss)	(6,088)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(1,495)
Net assets	$211,617

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	186	$212	1.25%	11.0%	12/31/2019	$1.14	0	$0	1.00%	11.2%	12/31/2019	$1.15	0	$0	0.75%	11.5%
12/31/2018	1.02	162	165	1.25%	-8.8%	12/31/2018	1.03	0	0	1.00%	-8.6%	12/31/2018	1.03	0	0	0.75%	-8.4%
12/31/2017	1.12	155	174	1.25%	11.4%	12/31/2017	1.13	0	0	1.00%	11.7%	12/31/2017	1.13	0	0	0.75%	11.9%
12/31/2016	1.01	0	0	1.25%	0.7%	12/31/2016	1.01	0	0	1.00%	0.8%	12/31/2016	1.01	0	0	0.75%	0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	0.50%	11.8%	12/31/2019	$1.17	0	$0	0.25%	12.1%	12/31/2019	$1.18	0	$0	0.00%	12.3%
12/31/2018	1.04	0	0	0.50%	-8.1%	12/31/2018	1.04	0	0	0.25%	-7.9%	12/31/2018	1.05	0	0	0.00%	-7.7%
12/31/2017	1.13	0	0	0.50%	12.2%	12/31/2017	1.13	0	0	0.25%	12.5%	12/31/2017	1.14	0	0	0.00%	12.8%
12/31/2016	1.01	0	0	0.50%	0.8%	12/31/2016	1.01	0	0	0.25%	0.8%	12/31/2016	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.8%
2018	5.1%
2017	6.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Overseas Value Fund A Class - 06-FTM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$105,232	$99,177	10,731
Receivables: investments sold	-
Payables: investments purchased	(63)
Net assets	$105,169

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,974	20,457	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	82,195	70,913	1.16
Total	$105,169	91,370

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,422
Mortality & expense charges	(107)
Net investment income (loss)	3,315

Gain (loss) on investments:
Net realized gain (loss)	(12)
Realized gain distributions	201
Net change in unrealized appreciation (depreciation)	6,055
Net gain (loss)	6,244

Increase (decrease) in net assets from operations	$9,559

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,315	$-
Net realized gain (loss)	(12)	-
Realized gain distributions	201	-
Net change in unrealized appreciation (depreciation)	6,055	-

Increase (decrease) in net assets from operations	9,559	-

Contract owner transactions:
Proceeds from units sold	100,484	-
Cost of units redeemed	(4,872)	-
Account charges	(2)	-
Increase (decrease)	95,610	-
Net increase (decrease)	105,169	-
Net assets, beginning	-	-
Net assets, ending	$105,169	$-

Units sold	96,081	-
Units redeemed	(4,711)	-
Net increase (decrease)	91,370	-
Units outstanding, beginning	-	-
Units outstanding, ending	91,370	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$100,484
Cost of units redeemed/account charges	(4,874)
Net investment income (loss)	3,315
Net realized gain (loss)	(12)
Realized gain distributions	201
Net change in unrealized appreciation (depreciation)	6,055
Net assets	$105,169

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	20	$23	1.25%	20.6%	12/31/2019	$1.13	0	$0	1.00%	20.9%	12/31/2019	$1.14	0	$0	0.75%	21.2%
12/31/2018	0.93	0	0	1.25%	-17.8%	12/31/2018	0.94	0	0	1.00%	-17.6%	12/31/2018	0.94	0	0	0.75%	-17.3%
12/31/2017	1.13	0	0	1.25%	13.3%	12/31/2017	1.13	0	0	1.00%	13.4%	12/31/2017	1.14	0	0	0.75%	13.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	21.5%	12/31/2019	$1.15	0	$0	0.25%	21.8%	12/31/2019	$1.16	71	$82	0.00%	22.1%
12/31/2018	0.94	0	0	0.50%	-17.1%	12/31/2018	0.95	0	0	0.25%	-16.9%	12/31/2018	0.95	0	0	0.00%	-16.7%
12/31/2017	1.14	0	0	0.50%	13.7%	12/31/2017	1.14	0	0	0.25%	13.9%	12/31/2017	1.14	0	0	0.00%	14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	6.5%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Overseas Value Fund Advisor Class - 06-FTN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,295,854	$21,209,478	2,325,036
Receivables: investments sold	-
Payables: investments purchased	(580,244)
Net assets	$22,715,610

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,715,610	20,093,277	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$22,715,610	20,093,277

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$804,452
Mortality & expense charges	(100,993)
Net investment income (loss)	703,459

Gain (loss) on investments:
Net realized gain (loss)	10,604
Realized gain distributions	44,739
Net change in unrealized appreciation (depreciation)	2,195,376
Net gain (loss)	2,250,719

Increase (decrease) in net assets from operations	$2,954,178

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$703,459	$11,202
Net realized gain (loss)	10,604	(143)
Realized gain distributions	44,739	4,723
Net change in unrealized appreciation (depreciation)	2,195,376	(109,000)

Increase (decrease) in net assets from operations	2,954,178	(93,218)

Contract owner transactions:
Proceeds from units sold	21,354,966	995,682
Cost of units redeemed	(2,458,246)	(1,660)
Account charges	(36,091)	(1)
Increase (decrease)	18,860,629	994,021
Net increase (decrease)	21,814,807	900,803
Net assets, beginning	900,803	-
Net assets, ending	$22,715,610	$900,803

Units sold	21,500,122	965,282
Units redeemed	(2,370,360)	(1,767)
Net increase (decrease)	19,129,762	963,515
Units outstanding, beginning	963,515	-
Units outstanding, ending	20,093,277	963,515

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$22,350,648
Cost of units redeemed/account charges	(2,495,998)
Net investment income (loss)	714,661
Net realized gain (loss)	10,461
Realized gain distributions	49,462
Net change in unrealized appreciation (depreciation)	2,086,376
Net assets	$22,715,610

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	20,093	$22,716	1.25%	20.9%	12/31/2019	$1.14	0	$0	1.00%	21.2%	12/31/2019	$1.14	0	$0	0.75%	21.5%
12/31/2018	0.93	964	901	1.25%	-17.6%	12/31/2018	0.94	0	0	1.00%	-17.4%	12/31/2018	0.94	0	0	0.75%	-17.2%
12/31/2017	1.13	0	0	1.25%	13.4%	12/31/2017	1.14	0	0	1.00%	13.6%	12/31/2017	1.14	0	0	0.75%	13.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	21.8%	12/31/2019	$1.16	0	$0	0.25%	22.1%	12/31/2019	$1.17	0	$0	0.00%	22.4%
12/31/2018	0.95	0	0	0.50%	-16.9%	12/31/2018	0.95	0	0	0.25%	-16.7%	12/31/2018	0.95	0	0	0.00%	-16.5%
12/31/2017	1.14	0	0	0.50%	13.9%	12/31/2017	1.14	0	0	0.25%	14.0%	12/31/2017	1.14	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	6.8%
2018	3.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Overseas Value Fund Institutional 3 Class - 06-FTP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,570,025	$1,486,144	157,740
Receivables: investments sold	-
Payables: investments purchased	(28,904)
Net assets	$1,541,121

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,541,121	1,358,572	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$1,541,121	1,358,572

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$56,152
Mortality & expense charges	(7,511)
Net investment income (loss)	48,641

Gain (loss) on investments:
Net realized gain (loss)	2,556
Realized gain distributions	3,001
Net change in unrealized appreciation (depreciation)	87,147
Net gain (loss)	92,704

Increase (decrease) in net assets from operations	$141,345

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$48,641	$168
Net realized gain (loss)	2,556	(4,692)
Realized gain distributions	3,001	522
Net change in unrealized appreciation (depreciation)	87,147	(3,266)

Increase (decrease) in net assets from operations	141,345	(7,268)

Contract owner transactions:
Proceeds from units sold	2,009,298	81,539
Cost of units redeemed	(634,681)	(46,484)
Account charges	(2,572)	(56)
Increase (decrease)	1,372,045	34,999
Net increase (decrease)	1,513,390	27,731
Net assets, beginning	27,731	-
Net assets, ending	$1,541,121	$27,731

Units sold	1,939,294	75,759
Units redeemed	(610,322)	(46,159)
Net increase (decrease)	1,328,972	29,600
Units outstanding, beginning	29,600	-
Units outstanding, ending	1,358,572	29,600

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,090,837
Cost of units redeemed/account charges	(683,793)
Net investment income (loss)	48,809
Net realized gain (loss)	(2,136)
Realized gain distributions	3,523
Net change in unrealized appreciation (depreciation)	83,881
Net assets	$1,541,121

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	1,359	$1,541	1.25%	21.1%	12/31/2019	$1.14	0	$0	1.00%	21.4%	12/31/2019	$1.15	0	$0	0.75%	21.7%
12/31/2018	0.94	30	28	1.25%	-17.4%	12/31/2018	0.94	0	0	1.00%	-17.2%	12/31/2018	0.94	0	0	0.75%	-17.0%
12/31/2017	1.13	0	0	1.25%	13.5%	12/31/2017	1.14	0	0	1.00%	13.6%	12/31/2017	1.14	0	0	0.75%	13.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	0.50%	22.0%	12/31/2019	$1.16	0	$0	0.25%	22.3%	12/31/2019	$1.17	0	$0	0.00%	22.6%
12/31/2018	0.95	0	0	0.50%	-16.8%	12/31/2018	0.95	0	0	0.25%	-16.6%	12/31/2018	0.95	0	0	0.00%	-16.4%
12/31/2017	1.14	0	0	0.50%	13.9%	12/31/2017	1.14	0	0	0.25%	14.1%	12/31/2017	1.14	0	0	0.00%	14.2%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	7.2%
2018	3.5%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Seligman Communications and Information Fund Inst 3 Class - 06-FTR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$567,584	$504,302	6,369
Receivables: investments sold	-
Payables: investments purchased	(2,641)
Net assets	$564,943

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$564,943	374,046	$1.51
Band 100	-	-	1.52
Band 75	-	-	1.53
Band 50	-	-	1.54
Band 25	-	-	1.55
Band 0	-	-	1.56
Total	$564,943	374,046

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(7,769)
Net investment income (loss)	(7,769)

Gain (loss) on investments:
Net realized gain (loss)	17,292
Realized gain distributions	70,791
Net change in unrealized appreciation (depreciation)	178,750
Net gain (loss)	266,833

Increase (decrease) in net assets from operations	$259,064

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,769)	$(5,786)
Net realized gain (loss)	17,292	(11,579)
Realized gain distributions	70,791	53,133
Net change in unrealized appreciation (depreciation)	178,750	(85,212)

Increase (decrease) in net assets from operations	259,064	(49,444)

Contract owner transactions:
Proceeds from units sold	28,484	357,193
Cost of units redeemed	(219,421)	(153,847)
Account charges	(716)	(933)
Increase (decrease)	(191,653)	202,413
Net increase (decrease)	67,411	152,969
Net assets, beginning	497,532	344,563
Net assets, ending	$564,943	$497,532

Units sold	22,793	322,910
Units redeemed	(151,271)	(138,444)
Net increase (decrease)	(128,478)	184,466
Units outstanding, beginning	502,524	318,058
Units outstanding, ending	374,046	502,524

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$731,958
Cost of units redeemed/account charges	(378,389)
Net investment income (loss)	(14,442)
Net realized gain (loss)	5,609
Realized gain distributions	156,925
Net change in unrealized appreciation (depreciation)	63,282
Net assets	$564,943

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.51	374	$565	1.25%	52.6%	12/31/2019	$1.52	0	$0	1.00%	52.9%	12/31/2019	$1.53	0	$0	0.75%	53.3%
12/31/2018	0.99	503	498	1.25%	-8.6%	12/31/2018	0.99	0	0	1.00%	-8.4%	12/31/2018	1.00	0	0	0.75%	-8.1%
12/31/2017	1.08	318	345	1.25%	8.3%	12/31/2017	1.08	0	0	1.00%	8.5%	12/31/2017	1.09	0	0	0.75%	8.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.54	0	$0	0.50%	53.7%	12/31/2019	$1.55	0	$0	0.25%	54.1%	12/31/2019	$1.56	0	$0	0.00%	54.5%
12/31/2018	1.00	0	0	0.50%	-7.9%	12/31/2018	1.01	0	0	0.25%	-7.7%	12/31/2018	1.01	0	0	0.00%	-7.5%
12/31/2017	1.09	0	0	0.50%	8.8%	12/31/2017	1.09	0	0	0.25%	8.9%	12/31/2017	1.09	0	0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Quality Income Fund Institutional 3 Class - 06-FTT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$895,885	$895,875	161,878
Receivables: investments sold	2,542
Payables: investments purchased	-
Net assets	$898,427

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$898,427	843,678	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$898,427	843,678

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,606
Mortality & expense charges	(784)
Net investment income (loss)	822

Gain (loss) on investments:
Net realized gain (loss)	561
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	9
Net gain (loss)	570

Increase (decrease) in net assets from operations	$1,392

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$822	$-
Net realized gain (loss)	561	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	9	1

Increase (decrease) in net assets from operations	1,392	1

Contract owner transactions:
Proceeds from units sold	968,059	57
Cost of units redeemed	(70,169)	-
Account charges	(913)	-
Increase (decrease)	896,977	57
Net increase (decrease)	898,369	58
Net assets, beginning	58	-
Net assets, ending	$898,427	$58

Units sold	910,478	58
Units redeemed	(66,858)	-
Net increase (decrease)	843,620	58
Units outstanding, beginning	58	-
Units outstanding, ending	843,678	58

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$968,116
Cost of units redeemed/account charges	(71,082)
Net investment income (loss)	822
Net realized gain (loss)	561
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	10
Net assets	$898,427

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	844	$898	1.25%	5.6%	12/31/2019	$1.07	0	$0	1.00%	5.9%	12/31/2019	$1.08	0	$0	0.75%	6.2%
12/31/2018	1.01	0	0	1.25%	0.8%	12/31/2018	1.01	0	0	1.00%	1.1%	12/31/2018	1.02	0	0	0.75%	1.3%
12/31/2017	1.00	0	0	1.25%	0.0%	12/31/2017	1.00	0	0	1.00%	0.1%	12/31/2017	1.00	0	0	0.75%	0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	6.4%	12/31/2019	$1.09	0	$0	0.25%	6.7%	12/31/2019	$1.10	0	$0	0.00%	7.0%
12/31/2018	1.02	0	0	0.50%	1.6%	12/31/2018	1.02	0	0	0.25%	1.9%	12/31/2018	1.03	0	0	0.00%	2.1%
12/31/2017	1.00	0	0	0.50%	0.3%	12/31/2017	1.00	0	0	0.25%	0.5%	12/31/2017	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.4%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Contrarian Core Institutional 3 Class - 06-46K (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	1.25%	10.7%	12/31/2019	$1.11	0	$0	1.00%	10.8%	12/31/2019	$1.11	0	$0	0.75%	10.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	10.9%	12/31/2019	$1.11	0	$0	0.25%	11.0%	12/31/2019	$1.11	0	$0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Columbia Dividend Income I3 Class - 06-4FK (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	1.25%	6.5%	12/31/2019	$1.07	0	$0	1.00%	6.6%	12/31/2019	$1.07	0	$0	0.75%	6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	6.7%	12/31/2019	$1.07	0	$0	0.25%	6.7%	12/31/2019	$1.07	0	$0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
CRM Mid Cap Value Investor Class - 06-551
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$236	$260	11
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$236

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$236	76	$3.10
Band 100	-	-	3.18
Band 75	-	-	3.27
Band 50	-	-	3.36
Band 25	-	-	3.45
Band 0	-	-	3.54
Total	$236	76

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1
Mortality & expense charges	(11)
Net investment income (loss)	(10)

Gain (loss) on investments:
Net realized gain (loss)	(2)
Realized gain distributions	5
Net change in unrealized appreciation (depreciation)	43
Net gain (loss)	46

Increase (decrease) in net assets from operations	$36

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10)	$(2)
Net realized gain (loss)	(2)	-
Realized gain distributions	5	18
Net change in unrealized appreciation (depreciation)	43	(35)

Increase (decrease) in net assets from operations	36	(19)

Contract owner transactions:
Proceeds from units sold	2	3
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	2	3
Net increase (decrease)	38	(16)
Net assets, beginning	198	214
Net assets, ending	$236	$198

Units sold	-	1
Units redeemed	(3)	-
Net increase (decrease)	(3)	1
Units outstanding, beginning	79	78
Units outstanding, ending	76	79

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,080,342
Cost of units redeemed/account charges	(1,387,181)
Net investment income (loss)	(21,108)
Net realized gain (loss)	35,054
Realized gain distributions	293,153
Net change in unrealized appreciation (depreciation)	(24)
Net assets	$236

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.10	0	$0	1.25%	23.0%	12/31/2019	$3.18	0	$0	1.00%	23.3%	12/31/2019	$3.27	0	$0	0.75%	23.6%
12/31/2018	2.52	0	0	1.25%	-8.2%	12/31/2018	2.58	0	0	1.00%	-8.0%	12/31/2018	2.64	0	0	0.75%	-7.8%
12/31/2017	2.75	0	0	1.25%	17.6%	12/31/2017	2.81	0	0	1.00%	17.9%	12/31/2017	2.87	0	0	0.75%	18.2%
12/31/2016	2.33	0	0	1.25%	14.6%	12/31/2016	2.38	0	0	1.00%	14.9%	12/31/2016	2.43	0	0	0.75%	15.1%
12/31/2015	2.04	0	0	1.25%	-3.8%	12/31/2015	2.07	0	0	1.00%	-3.6%	12/31/2015	2.11	0	0	0.75%	-3.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.36	0	$0	0.50%	24.0%	12/31/2019	$3.45	0	$0	0.25%	24.3%	12/31/2019	$3.54	0	$0	0.00%	24.6%
12/31/2018	2.71	0	0	0.50%	-7.5%	12/31/2018	2.77	0	0	0.25%	-7.3%	12/31/2018	2.84	0	0	0.00%	-7.1%
12/31/2017	2.93	0	0	0.50%	18.5%	12/31/2017	2.99	0	0	0.25%	18.8%	12/31/2017	3.06	0	0	0.00%	19.1%
12/31/2016	2.47	0	0	0.50%	15.4%	12/31/2016	2.52	0	0	0.25%	15.7%	12/31/2016	2.57	0	0	0.00%	16.0%
12/31/2015	2.14	0	0	0.50%	-3.1%	12/31/2015	2.18	0	0	0.25%	-2.8%	12/31/2015	2.21	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.5%
2018	0.0%
2017	1.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
CRM Small Cap Value Investor Class - 06-552 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.07
Band 100	-	-	3.15
Band 75	-	-	3.24
Band 50	-	-	3.33
Band 25	-	-	3.42
Band 0	-	-	3.51
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.07	0	$0	1.25%	24.2%	12/31/2019	$3.15	0	$0	1.00%	24.5%	12/31/2019	$3.24	0	$0	0.75%	24.8%
12/31/2018	2.47	0	0	1.25%	-16.4%	12/31/2018	2.53	0	0	1.00%	-16.2%	12/31/2018	2.59	0	0	0.75%	-16.0%
12/31/2017	2.96	0	0	1.25%	12.9%	12/31/2017	3.02	0	0	1.00%	13.2%	12/31/2017	3.09	0	0	0.75%	13.5%
12/31/2016	2.62	0	0	1.25%	23.0%	12/31/2016	2.67	0	0	1.00%	23.3%	12/31/2016	2.72	0	0	0.75%	23.6%
12/31/2015	2.13	0	0	1.25%	-3.7%	12/31/2015	2.17	0	0	1.00%	-3.4%	12/31/2015	2.20	0	0	0.75%	-3.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.33	0	$0	0.50%	25.1%	12/31/2019	$3.42	0	$0	0.25%	25.4%	12/31/2019	$3.51	0	$0	0.00%	25.7%
12/31/2018	2.66	0	0	0.50%	-15.8%	12/31/2018	2.72	0	0	0.25%	-15.6%	12/31/2018	2.79	0	0	0.00%	-15.3%
12/31/2017	3.16	0	0	0.50%	13.8%	12/31/2017	3.23	0	0	0.25%	14.1%	12/31/2017	3.30	0	0	0.00%	14.3%
12/31/2016	2.77	0	0	0.50%	23.9%	12/31/2016	2.83	0	0	0.25%	24.2%	12/31/2016	2.88	0	0	0.00%	24.5%
12/31/2015	2.24	0	0	0.50%	-3.0%	12/31/2015	2.28	0	0	0.25%	-2.7%	12/31/2015	2.31	0	0	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Delaware Small Cap Value Fund R6 Class - 06-3CN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$77,787	$74,988	1,199
Receivables: investments sold	-
Payables: investments purchased	(26)
Net assets	$77,761

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$77,761	76,026	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$77,761	76,026

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$957
Mortality & expense charges	(431)
Net investment income (loss)	526

Gain (loss) on investments:
Net realized gain (loss)	46
Realized gain distributions	2,338
Net change in unrealized appreciation (depreciation)	2,799
Net gain (loss)	5,183

Increase (decrease) in net assets from operations	$5,709

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$526	$-
Net realized gain (loss)	46	-
Realized gain distributions	2,338	-
Net change in unrealized appreciation (depreciation)	2,799	-

Increase (decrease) in net assets from operations	5,709	-

Contract owner transactions:
Proceeds from units sold	112,264	-
Cost of units redeemed	(40,071)	-
Account charges	(141)	-
Increase (decrease)	72,052	-
Net increase (decrease)	77,761	-
Net assets, beginning	-	-
Net assets, ending	$77,761	$-

Units sold	118,742	-
Units redeemed	(42,716)	-
Net increase (decrease)	76,026	-
Units outstanding, beginning	-	-
Units outstanding, ending	76,026	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$112,264
Cost of units redeemed/account charges	(40,212)
Net investment income (loss)	526
Net realized gain (loss)	46
Realized gain distributions	2,338
Net change in unrealized appreciation (depreciation)	2,799
Net assets	$77,761

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.02	76	$78	1.25%	26.8%	12/31/2019	$1.03	0	$0	1.00%	27.1%	12/31/2019	$1.03	0	$0	0.75%	27.4%
12/31/2018	0.81	0	0	1.25%	-19.3%	12/31/2018	0.81	0	0	1.00%	-19.2%	12/31/2018	0.81	0	0	0.75%	-19.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	0.50%	27.7%	12/31/2019	$1.04	0	$0	0.25%	28.1%	12/31/2019	$1.04	0	$0	0.00%	28.4%
12/31/2018	0.81	0	0	0.50%	-18.9%	12/31/2018	0.81	0	0	0.25%	-18.8%	12/31/2018	0.81	0	0	0.00%	-18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.5%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Delaware Small Cap Core Fund R6 Class - 06-3GP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,407	$2,291	101
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$2,408

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,408	2,455	$0.98
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$2,408	2,455

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$12
Mortality & expense charges	(18)
Net investment income (loss)	(6)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	37
Net change in unrealized appreciation (depreciation)	116
Net gain (loss)	153

Increase (decrease) in net assets from operations	$147

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6)	$-
Net realized gain (loss)	-	-
Realized gain distributions	37	-
Net change in unrealized appreciation (depreciation)	116	-

Increase (decrease) in net assets from operations	147	-

Contract owner transactions:
Proceeds from units sold	2,261	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	2,261	-
Net increase (decrease)	2,408	-
Net assets, beginning	-	-
Net assets, ending	$2,408	$-

Units sold	2,455	-
Units redeemed	-	-
Net increase (decrease)	2,455	-
Units outstanding, beginning	-	-
Units outstanding, ending	2,455	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,261
Cost of units redeemed/account charges	-
Net investment income (loss)	(6)
Net realized gain (loss)	-
Realized gain distributions	37
Net change in unrealized appreciation (depreciation)	116
Net assets	$2,408

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.98	2	$2	1.25%	24.6%	12/31/2019	$0.98	0	$0	1.00%	24.9%	12/31/2019	$0.99	0	$0	0.75%	25.2%
12/31/2018	0.79	0	0	1.25%	-21.3%	12/31/2018	0.79	0	0	1.00%	-21.2%	12/31/2018	0.79	0	0	0.75%	-21.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.99	0	$0	0.50%	25.5%	12/31/2019	$1.00	0	$0	0.25%	25.8%	12/31/2019	$1.00	0	$0	0.00%	26.2%
12/31/2018	0.79	0	0	0.50%	-21.0%	12/31/2018	0.79	0	0	0.25%	-20.9%	12/31/2018	0.79	0	0	0.00%	-20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Delaware Emerging Markets Fund R6 Class - 06-3YK
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,845	$5,265	273
Receivables: investments sold	-
Payables: investments purchased	(205)
Net assets	$5,640

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,640	4,960	$1.14
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$5,640	4,960

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$49
Mortality & expense charges	(14)
Net investment income (loss)	35

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	580
Net gain (loss)	580

Increase (decrease) in net assets from operations	$615

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$35	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	580	-

Increase (decrease) in net assets from operations	615	-

Contract owner transactions:
Proceeds from units sold	5,241	-
Cost of units redeemed	(213)	-
Account charges	(3)	-
Increase (decrease)	5,025	-
Net increase (decrease)	5,640	-
Net assets, beginning	-	-
Net assets, ending	$5,640	$-

Units sold	5,149	-
Units redeemed	(189)	-
Net increase (decrease)	4,960	-
Units outstanding, beginning	-	-
Units outstanding, ending	4,960	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,241
Cost of units redeemed/account charges	(216)
Net investment income (loss)	35
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	580
Net assets	$5,640

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	5	$6	1.25%	13.7%	12/31/2019	$1.14	0	$0	1.00%	13.9%	12/31/2019	$1.14	0	$0	0.75%	14.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	14.2%	12/31/2019	$1.14	0	$0	0.25%	14.3%	12/31/2019	$1.14	0	$0	0.00%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS Mid Cap Value Fund S Class - 06-632
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$98,484	$91,987	6,467
Receivables: investments sold	272
Payables: investments purchased	-
Net assets	$98,756

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$98,756	31,366	$3.15
Band 100	-	-	3.23
Band 75	-	-	3.32
Band 50	-	-	3.41
Band 25	-	-	3.50
Band 0	-	-	3.60
Total	$98,756	31,366

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$869
Mortality & expense charges	(2,910)
Net investment income (loss)	(2,041)

Gain (loss) on investments:
Net realized gain (loss)	(23,787)
Realized gain distributions	6,081
Net change in unrealized appreciation (depreciation)	70,193
Net gain (loss)	52,487

Increase (decrease) in net assets from operations	$50,446

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,041)	$(153)
Net realized gain (loss)	(23,787)	139
Realized gain distributions	6,081	33,125
Net change in unrealized appreciation (depreciation)	70,193	(76,975)

Increase (decrease) in net assets from operations	50,446	(43,864)

Contract owner transactions:
Proceeds from units sold	28,568	39,837
Cost of units redeemed	(191,208)	(1,313)
Account charges	(170)	(208)
Increase (decrease)	(162,810)	38,316
Net increase (decrease)	(112,364)	(5,548)
Net assets, beginning	211,120	216,668
Net assets, ending	$98,756	$211,120

Units sold	10,189	13,976
Units redeemed	(63,584)	(503)
Net increase (decrease)	(53,395)	13,473
Units outstanding, beginning	84,761	71,288
Units outstanding, ending	31,366	84,761

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$388,802
Cost of units redeemed/account charges	(325,680)
Net investment income (loss)	(2,513)
Net realized gain (loss)	(18,847)
Realized gain distributions	50,497
Net change in unrealized appreciation (depreciation)	6,497
Net assets	$98,756

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.15	31	$99	1.25%	26.4%	12/31/2019	$3.23	0	$0	1.00%	26.7%	12/31/2019	$3.32	0	$0	0.75%	27.0%
12/31/2018	2.49	85	211	1.25%	-18.0%	12/31/2018	2.55	0	0	1.00%	-17.8%	12/31/2018	2.61	0	0	0.75%	-17.6%
12/31/2017	3.04	71	217	1.25%	11.6%	12/31/2017	3.11	0	0	1.00%	11.9%	12/31/2017	3.17	0	0	0.75%	12.2%
12/31/2016	2.72	20	56	1.25%	10.3%	12/31/2016	2.78	0	0	1.00%	10.5%	12/31/2016	2.83	0	0	0.75%	10.8%
12/31/2015	2.47	14	35	1.25%	0.8%	12/31/2015	2.51	0	0	1.00%	1.1%	12/31/2015	2.55	0	0	0.75%	1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.41	0	$0	0.50%	27.4%	12/31/2019	$3.50	0	$0	0.25%	27.7%	12/31/2019	$3.60	0	$0	0.00%	28.0%
12/31/2018	2.68	0	0	0.50%	-17.4%	12/31/2018	2.74	0	0	0.25%	-17.2%	12/31/2018	2.81	0	0	0.00%	-17.0%
12/31/2017	3.24	0	0	0.50%	12.4%	12/31/2017	3.31	0	0	0.25%	12.7%	12/31/2017	3.39	0	0	0.00%	13.0%
12/31/2016	2.88	0	0	0.50%	11.1%	12/31/2016	2.94	0	0	0.25%	11.4%	12/31/2016	3.00	0	0	0.00%	11.6%
12/31/2015	2.60	0	0	0.50%	1.6%	12/31/2015	2.64	0	0	0.25%	1.8%	12/31/2015	2.68	0	0	0.00%	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.6%
2018	1.2%
2017	1.3%
2016	1.4%
2015	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS RREEF Real Assets Fund S Class - 06-631
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,078	$12,115	1,240
Receivables: investments sold	-
Payables: investments purchased	(12)
Net assets	$13,066

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,066	7,798	$1.68
Band 100	-	-	1.72
Band 75	-	-	1.77
Band 50	-	-	1.82
Band 25	-	-	1.86
Band 0	-	-	1.91
Total	$13,066	7,798

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$376
Mortality & expense charges	(225)
Net investment income (loss)	151

Gain (loss) on investments:
Net realized gain (loss)	540
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,609
Net gain (loss)	3,149

Increase (decrease) in net assets from operations	$3,300

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$151	$69
Net realized gain (loss)	540	4,256
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	2,609	(4,969)

Increase (decrease) in net assets from operations	3,300	(644)

Contract owner transactions:
Proceeds from units sold	199	13,440
Cost of units redeemed	(9,163)	(56,043)
Account charges	(105)	(125)
Increase (decrease)	(9,069)	(42,728)
Net increase (decrease)	(5,769)	(43,372)
Net assets, beginning	18,835	62,207
Net assets, ending	$13,066	$18,835

Units sold	125	9,096
Units redeemed	(5,819)	(37,330)
Net increase (decrease)	(5,694)	(28,234)
Units outstanding, beginning	13,492	41,726
Units outstanding, ending	7,798	13,492

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$132,424
Cost of units redeemed/account charges	(126,699)
Net investment income (loss)	2,050
Net realized gain (loss)	4,328
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	963
Net assets	$13,066

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.68	8	$13	1.25%	20.0%	12/31/2019	$1.72	0	$0	1.00%	20.3%	12/31/2019	$1.77	0	$0	0.75%	20.6%
12/31/2018	1.40	13	19	1.25%	-6.4%	12/31/2018	1.43	0	0	1.00%	-6.1%	12/31/2018	1.47	0	0	0.75%	-5.9%
12/31/2017	1.49	42	62	1.25%	13.4%	12/31/2017	1.52	0	0	1.00%	13.7%	12/31/2017	1.56	0	0	0.75%	14.0%
12/31/2016	1.31	44	58	1.25%	2.9%	12/31/2016	1.34	0	0	1.00%	3.2%	12/31/2016	1.37	0	0	0.75%	3.4%
12/31/2015	1.28	46	59	1.25%	-10.8%	12/31/2015	1.30	0	0	1.00%	-10.6%	12/31/2015	1.32	0	0	0.75%	-10.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.82	0	$0	0.50%	20.9%	12/31/2019	$1.86	0	$0	0.25%	21.2%	12/31/2019	$1.91	0	$0	0.00%	21.5%
12/31/2018	1.50	0	0	0.50%	-5.7%	12/31/2018	1.54	0	0	0.25%	-5.4%	12/31/2018	1.58	0	0	0.00%	-5.2%
12/31/2017	1.59	0	0	0.50%	14.3%	12/31/2017	1.63	0	0	0.25%	14.5%	12/31/2017	1.66	0	0	0.00%	14.8%
12/31/2016	1.39	0	0	0.50%	3.7%	12/31/2016	1.42	0	0	0.25%	3.9%	12/31/2016	1.45	0	0	0.00%	4.2%
12/31/2015	1.34	0	0	0.50%	-10.1%	12/31/2015	1.37	0	0	0.25%	-9.9%	12/31/2015	1.39	0	0	0.00%	-9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.4%
2018	0.9%
2017	1.8%
2016	2.0%
2015	2.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS RREEF Real Assets Fund A Class - 06-621
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$235,469	$216,320	22,589
Receivables: investments sold	4,429
Payables: investments purchased	-
Net assets	$239,898

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$136,716	83,122	$1.64
Band 100	-	-	1.69
Band 75	-	-	1.73
Band 50	-	-	1.78
Band 25	-	-	1.83
Band 0	103,182	54,904	1.88
Total	$239,898	138,026

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,888
Mortality & expense charges	(860)
Net investment income (loss)	2,028

Gain (loss) on investments:
Net realized gain (loss)	3,676
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	23,408
Net gain (loss)	27,084

Increase (decrease) in net assets from operations	$29,112

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,028	$1,385
Net realized gain (loss)	3,676	457
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	23,408	(8,502)

Increase (decrease) in net assets from operations	29,112	(6,660)

Contract owner transactions:
Proceeds from units sold	134,547	38,688
Cost of units redeemed	(36,695)	(6,276)
Account charges	(186)	(58)
Increase (decrease)	97,666	32,354
Net increase (decrease)	126,778	25,694
Net assets, beginning	113,120	87,426
Net assets, ending	$239,898	$113,120

Units sold	85,640	26,145
Units redeemed	(23,429)	(4,142)
Net increase (decrease)	62,211	22,003
Units outstanding, beginning	75,815	53,812
Units outstanding, ending	138,026	75,815

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$703,115
Cost of units redeemed/account charges	(495,064)
Net investment income (loss)	17,861
Net realized gain (loss)	(5,163)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	19,149
Net assets	$239,898

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.64	83	$137	1.25%	19.9%	12/31/2019	$1.69	0	$0	1.00%	20.2%	12/31/2019	$1.73	0	$0	0.75%	20.5%
12/31/2018	1.37	24	33	1.25%	-6.6%	12/31/2018	1.41	0	0	1.00%	-6.3%	12/31/2018	1.44	0	0	0.75%	-6.1%
12/31/2017	1.47	3	5	1.25%	13.3%	12/31/2017	1.50	0	0	1.00%	13.5%	12/31/2017	1.53	0	0	0.75%	13.8%
12/31/2016	1.30	136	176	1.25%	2.7%	12/31/2016	1.32	0	0	1.00%	3.0%	12/31/2016	1.35	0	0	0.75%	3.2%
12/31/2015	1.26	114	144	1.25%	-10.8%	12/31/2015	1.28	0	0	1.00%	-10.6%	12/31/2015	1.30	0	0	0.75%	-10.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.78	0	$0	0.50%	20.8%	12/31/2019	$1.83	0	$0	0.25%	21.1%	12/31/2019	$1.88	55	$103	0.00%	21.4%
12/31/2018	1.47	0	0	0.50%	-5.8%	12/31/2018	1.51	0	0	0.25%	-5.6%	12/31/2018	1.55	52	80	0.00%	-5.4%
12/31/2017	1.57	0	0	0.50%	14.1%	12/31/2017	1.60	0	0	0.25%	14.4%	12/31/2017	1.64	50	82	0.00%	14.7%
12/31/2016	1.37	0	0	0.50%	3.5%	12/31/2016	1.40	0	0	0.25%	3.7%	12/31/2016	1.43	48	68	0.00%	4.0%
12/31/2015	1.33	0	0	0.50%	-10.2%	12/31/2015	1.35	0	0	0.25%	-9.9%	12/31/2015	1.37	45	62	0.00%	-9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	1.6%
2017	1.4%
2016	1.4%
2015	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS Mid Cap Value Fund A Class - 06-622
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$192,378	$205,719	12,462
Receivables: investments sold	-
Payables: investments purchased	(1,581)
Net assets	$190,797

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$102,223	33,364	$3.06
Band 100	88,574	28,149	3.15
Band 75	-	-	3.23
Band 50	-	-	3.32
Band 25	-	-	3.41
Band 0	-	-	3.50
Total	$190,797	61,513

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,231
Mortality & expense charges	(2,030)
Net investment income (loss)	(799)

Gain (loss) on investments:
Net realized gain (loss)	(4,578)
Realized gain distributions	11,938
Net change in unrealized appreciation (depreciation)	35,307
Net gain (loss)	42,667

Increase (decrease) in net assets from operations	$41,868

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(799)	$(546)
Net realized gain (loss)	(4,578)	2,461
Realized gain distributions	11,938	26,819
Net change in unrealized appreciation (depreciation)	35,307	(66,853)

Increase (decrease) in net assets from operations	41,868	(38,119)

Contract owner transactions:
Proceeds from units sold	4,397	72,331
Cost of units redeemed	(23,287)	(19,861)
Account charges	(37)	(42)
Increase (decrease)	(18,927)	52,428
Net increase (decrease)	22,941	14,309
Net assets, beginning	167,856	153,547
Net assets, ending	$190,797	$167,856

Units sold	4,085	24,048
Units redeemed	(10,902)	(6,756)
Net increase (decrease)	(6,817)	17,292
Units outstanding, beginning	68,330	51,038
Units outstanding, ending	61,513	68,330

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$575,953
Cost of units redeemed/account charges	(451,944)
Net investment income (loss)	(5,463)
Net realized gain (loss)	20,523
Realized gain distributions	65,069
Net change in unrealized appreciation (depreciation)	(13,341)
Net assets	$190,797

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.06	33	$102	1.25%	26.1%	12/31/2019	$3.15	28	$89	1.00%	26.4%	12/31/2019	$3.23	0	$0	0.75%	26.7%
12/31/2018	2.43	37	91	1.25%	-18.3%	12/31/2018	2.49	31	77	1.00%	-18.1%	12/31/2018	2.55	0	0	0.75%	-17.9%
12/31/2017	2.97	23	68	1.25%	11.4%	12/31/2017	3.04	28	85	1.00%	11.6%	12/31/2017	3.10	0	0	0.75%	11.9%
12/31/2016	2.67	24	63	1.25%	10.0%	12/31/2016	2.72	35	95	1.00%	10.3%	12/31/2016	2.77	0	0	0.75%	10.5%
12/31/2015	2.43	15	37	1.25%	0.5%	12/31/2015	2.47	42	104	1.00%	0.8%	12/31/2015	2.51	0	0	0.75%	1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.32	0	$0	0.50%	27.1%	12/31/2019	$3.41	0	$0	0.25%	27.4%	12/31/2019	$3.50	0	$0	0.00%	27.7%
12/31/2018	2.61	0	0	0.50%	-17.7%	12/31/2018	2.68	0	0	0.25%	-17.4%	12/31/2018	2.74	0	0	0.00%	-17.2%
12/31/2017	3.17	0	0	0.50%	12.2%	12/31/2017	3.24	0	0	0.25%	12.5%	12/31/2017	3.31	0	0	0.00%	12.8%
12/31/2016	2.83	0	0	0.50%	10.8%	12/31/2016	2.88	0	0	0.25%	11.1%	12/31/2016	2.94	0	0	0.00%	11.4%
12/31/2015	2.55	0	0	0.50%	1.3%	12/31/2015	2.59	0	0	0.25%	1.5%	12/31/2015	2.64	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	1.1%
2017	0.5%
2016	1.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS RREEF Real Estate Securities Fund A Class - 06-613
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$600,180	$574,187	26,589
Receivables: investments sold	1,799
Payables: investments purchased	-
Net assets	$601,979

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$565,108	282,826	$2.00
Band 100	-	-	2.04
Band 75	-	-	2.09
Band 50	-	-	2.13
Band 25	-	-	2.18
Band 0	36,871	16,589	2.22
Total	$601,979	299,415

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$11,692
Mortality & expense charges	(8,521)
Net investment income (loss)	3,171

Gain (loss) on investments:
Net realized gain (loss)	46,633
Realized gain distributions	33,660
Net change in unrealized appreciation (depreciation)	89,964
Net gain (loss)	170,257

Increase (decrease) in net assets from operations	$173,428

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,171	$6,388
Net realized gain (loss)	46,633	(6,403)
Realized gain distributions	33,660	12,144
Net change in unrealized appreciation (depreciation)	89,964	(42,774)

Increase (decrease) in net assets from operations	173,428	(30,645)

Contract owner transactions:
Proceeds from units sold	297,370	159,286
Cost of units redeemed	(487,630)	(322,627)
Account charges	(570)	(905)
Increase (decrease)	(190,830)	(164,246)
Net increase (decrease)	(17,402)	(194,891)
Net assets, beginning	619,381	814,272
Net assets, ending	$601,979	$619,381

Units sold	160,129	97,907
Units redeemed	(250,783)	(197,731)
Net increase (decrease)	(90,654)	(99,824)
Units outstanding, beginning	390,069	489,893
Units outstanding, ending	299,415	390,069

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,635,254
Cost of units redeemed/account charges	(3,570,098)
Net investment income (loss)	61,038
Net realized gain (loss)	43,285
Realized gain distributions	406,507
Net change in unrealized appreciation (depreciation)	25,993
Net assets	$601,979

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.00	283	$565	1.25%	27.5%	12/31/2019	$2.04	0	$0	1.00%	27.8%	12/31/2019	$2.09	0	$0	0.75%	28.1%
12/31/2018	1.57	337	529	1.25%	-4.7%	12/31/2018	1.60	0	0	1.00%	-4.5%	12/31/2018	1.63	0	0	0.75%	-4.2%
12/31/2017	1.64	427	702	1.25%	4.8%	12/31/2017	1.67	0	0	1.00%	5.1%	12/31/2017	1.70	0	0	0.75%	5.3%
12/31/2016	1.57	356	559	1.25%	5.4%	12/31/2016	1.59	0	0	1.00%	5.7%	12/31/2016	1.61	0	0	0.75%	6.0%
12/31/2015	1.49	709	1,056	1.25%	1.3%	12/31/2015	1.50	0	0	1.00%	1.6%	12/31/2015	1.52	0	0	0.75%	1.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.13	0	$0	0.50%	28.5%	12/31/2019	$2.18	0	$0	0.25%	28.8%	12/31/2019	$2.22	17	$37	0.00%	29.1%
12/31/2018	1.66	0	0	0.50%	-4.0%	12/31/2018	1.69	0	0	0.25%	-3.7%	12/31/2018	1.72	53	91	0.00%	-3.5%
12/31/2017	1.73	0	0	0.50%	5.6%	12/31/2017	1.75	0	0	0.25%	5.8%	12/31/2017	1.78	63	112	0.00%	6.1%
12/31/2016	1.64	0	0	0.50%	6.2%	12/31/2016	1.66	0	0	0.25%	6.5%	12/31/2016	1.68	86	145	0.00%	6.8%
12/31/2015	1.54	0	0	0.50%	2.1%	12/31/2015	1.56	0	0	0.25%	2.3%	12/31/2015	1.57	75	118	0.00%	2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
2018	1.9%
2017	1.6%
2016	2.3%
2015	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS RREEF Real Estate Securities Fund S Class - 06-617
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,431,188	$6,236,554	286,594
Receivables: investments sold	97,425
Payables: investments purchased	-
Net assets	$6,528,613

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,528,613	3,200,603	$2.04
Band 100	-	-	2.08
Band 75	-	-	2.13
Band 50	-	-	2.17
Band 25	-	-	2.22
Band 0	-	-	2.27
Total	$6,528,613	3,200,603

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$104,340
Mortality & expense charges	(67,792)
Net investment income (loss)	36,548

Gain (loss) on investments:
Net realized gain (loss)	103,288
Realized gain distributions	356,190
Net change in unrealized appreciation (depreciation)	649,563
Net gain (loss)	1,109,041

Increase (decrease) in net assets from operations	$1,145,589

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$36,548	$46,994
Net realized gain (loss)	103,288	(172,464)
Realized gain distributions	356,190	80,947
Net change in unrealized appreciation (depreciation)	649,563	(88,240)

Increase (decrease) in net assets from operations	1,145,589	(132,763)

Contract owner transactions:
Proceeds from units sold	3,439,143	1,952,069
Cost of units redeemed	(1,863,264)	(3,097,912)
Account charges	(9,464)	(8,779)
Increase (decrease)	1,566,415	(1,154,622)
Net increase (decrease)	2,712,004	(1,287,385)
Net assets, beginning	3,816,609	5,103,994
Net assets, ending	$6,528,613	$3,816,609

Units sold	1,881,568	1,190,538
Units redeemed	(1,072,311)	(1,853,486)
Net increase (decrease)	809,257	(662,948)
Units outstanding, beginning	2,391,346	3,054,294
Units outstanding, ending	3,200,603	2,391,346

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$17,905,368
Cost of units redeemed/account charges	(13,765,985)
Net investment income (loss)	288,102
Net realized gain (loss)	49,316
Realized gain distributions	1,857,178
Net change in unrealized appreciation (depreciation)	194,634
Net assets	$6,528,613

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.04	3,201	$6,529	1.25%	27.8%	12/31/2019	$2.08	0	$0	1.00%	28.1%	12/31/2019	$2.13	0	$0	0.75%	28.4%
12/31/2018	1.60	2,391	3,817	1.25%	-4.5%	12/31/2018	1.63	0	0	1.00%	-4.3%	12/31/2018	1.66	0	0	0.75%	-4.0%
12/31/2017	1.67	3,054	5,104	1.25%	5.1%	12/31/2017	1.70	0	0	1.00%	5.4%	12/31/2017	1.73	0	0	0.75%	5.6%
12/31/2016	1.59	2,967	4,716	1.25%	5.7%	12/31/2016	1.61	0	0	1.00%	6.0%	12/31/2016	1.63	0	0	0.75%	6.2%
12/31/2015	1.50	2,846	4,280	1.25%	1.6%	12/31/2015	1.52	0	0	1.00%	1.8%	12/31/2015	1.54	0	0	0.75%	2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.17	0	$0	0.50%	28.8%	12/31/2019	$2.22	0	$0	0.25%	29.1%	12/31/2019	$2.27	0	$0	0.00%	29.4%
12/31/2018	1.69	0	0	0.50%	-3.8%	12/31/2018	1.72	0	0	0.25%	-3.5%	12/31/2018	1.75	0	0	0.00%	-3.3%
12/31/2017	1.75	0	0	0.50%	5.9%	12/31/2017	1.78	0	0	0.25%	6.2%	12/31/2017	1.81	0	0	0.00%	6.4%
12/31/2016	1.66	0	0	0.50%	6.5%	12/31/2016	1.68	0	0	0.25%	6.8%	12/31/2016	1.70	0	0	0.00%	7.0%
12/31/2015	1.56	0	0	0.50%	2.4%	12/31/2015	1.57	0	0	0.25%	2.6%	12/31/2015	1.59	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.0%
2018	2.4%
2017	1.9%
2016	3.1%
2015	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS Enhanced Commodity Strategy Fund S Class - 06-608
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3	$3	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$3

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3	4	$0.80
Band 100	-	-	0.81
Band 75	-	-	0.82
Band 50	-	-	0.83
Band 25	-	-	0.84
Band 0	-	-	0.85
Total	$3	4

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$397
Mortality & expense charges	(431)
Net investment income (loss)	(34)

Gain (loss) on investments:
Net realized gain (loss)	(21,176)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	27,081
Net gain (loss)	5,905

Increase (decrease) in net assets from operations	$5,871

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(34)	$11,655
Net realized gain (loss)	(21,176)	394
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	27,081	(30,537)

Increase (decrease) in net assets from operations	5,871	(18,488)

Contract owner transactions:
Proceeds from units sold	3,693	26,831
Cost of units redeemed	(133,945)	(56,273)
Account charges	-	(57)
Increase (decrease)	(130,252)	(29,499)
Net increase (decrease)	(124,381)	(47,987)
Net assets, beginning	124,384	172,371
Net assets, ending	$3	$124,384

Units sold	4,565	30,248
Units redeemed	(161,391)	(62,976)
Net increase (decrease)	(156,826)	(32,728)
Units outstanding, beginning	156,830	189,558
Units outstanding, ending	4	156,830

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$201,649
Cost of units redeemed/account charges	(192,899)
Net investment income (loss)	12,097
Net realized gain (loss)	(20,844)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$3

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.80	0	$0	1.25%	1.3%	12/31/2019	$0.81	0	$0	1.00%	1.5%	12/31/2019	$0.82	0	$0	0.75%	1.8%
12/31/2018	0.79	157	124	1.25%	-12.8%	12/31/2018	0.80	0	0	1.00%	-12.6%	12/31/2018	0.81	0	0	0.75%	-12.3%
12/31/2017	0.91	190	172	1.25%	0.2%	12/31/2017	0.92	0	0	1.00%	0.4%	12/31/2017	0.92	0	0	0.75%	0.7%
12/31/2016	0.91	37	34	1.25%	9.4%	12/31/2016	0.91	0	0	1.00%	9.7%	12/31/2016	0.92	0	0	0.75%	10.0%
12/31/2015	0.83	0	0	1.25%	-17.0%	12/31/2015	0.83	0	0	1.00%	-16.8%	12/31/2015	0.83	0	0	0.75%	-16.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.83	0	$0	0.50%	2.0%	12/31/2019	$0.84	0	$0	0.25%	2.3%	12/31/2019	$0.85	0	$0	0.00%	2.5%
12/31/2018	0.82	0	0	0.50%	-12.1%	12/31/2018	0.83	0	0	0.25%	-11.9%	12/31/2018	0.83	0	0	0.00%	-11.7%
12/31/2017	0.93	0	0	0.50%	0.9%	12/31/2017	0.94	0	0	0.25%	1.2%	12/31/2017	0.94	0	0	0.00%	1.4%
12/31/2016	0.92	0	0	0.50%	10.3%	12/31/2016	0.93	0	0	0.25%	10.5%	12/31/2016	0.93	0	0	0.00%	10.8%
12/31/2015	0.84	0	0	0.50%	-16.4%	12/31/2015	0.84	0	0	0.25%	-16.2%	12/31/2015	0.84	0	0	0.00%	-16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.6%
2018	9.0%
2017	0.2%
2016	6.4%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS RREEF Global Infrastructure Fund S Class - 06-614 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	1.25%	27.6%	12/31/2019	$1.16	0	$0	1.00%	27.9%	12/31/2019	$1.17	0	$0	0.75%	28.2%
12/31/2018	0.90	0	0	1.25%	-12.2%	12/31/2018	0.91	0	0	1.00%	-11.9%	12/31/2018	0.92	0	0	0.75%	-11.7%
12/31/2017	1.02	0	0	1.25%	12.0%	12/31/2017	1.03	0	0	1.00%	12.3%	12/31/2017	1.04	0	0	0.75%	12.6%
12/31/2016	0.91	0	0	1.25%	7.0%	12/31/2016	0.92	0	0	1.00%	7.3%	12/31/2016	0.92	0	0	0.75%	7.5%
12/31/2015	0.85	0	0	1.25%	-14.8%	12/31/2015	0.85	0	0	1.00%	-14.6%	12/31/2015	0.86	0	0	0.75%	-14.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	0.50%	28.5%	12/31/2019	$1.20	0	$0	0.25%	28.8%	12/31/2019	$1.22	0	$0	0.00%	29.2%
12/31/2018	0.92	0	0	0.50%	-11.5%	12/31/2018	0.93	0	0	0.25%	-11.3%	12/31/2018	0.94	0	0	0.00%	-11.1%
12/31/2017	1.04	0	0	0.50%	12.9%	12/31/2017	1.05	0	0	0.25%	13.2%	12/31/2017	1.06	0	0	0.00%	13.5%
12/31/2016	0.93	0	0	0.50%	7.8%	12/31/2016	0.93	0	0	0.25%	8.1%	12/31/2016	0.93	0	0	0.00%	8.3%
12/31/2015	0.86	0	0	0.50%	-14.2%	12/31/2015	0.86	0	0	0.25%	-14.0%	12/31/2015	0.86	0	0	0.00%	-13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS Enhanced Commodity Strategy Fund A Class - 06-916
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40	$49	4
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$40

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40	50	$0.79
Band 100	-	-	0.80
Band 75	-	-	0.81
Band 50	-	-	0.82
Band 25	-	-	0.84
Band 0	-	-	0.85
Total	$40	50

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(2)
Net investment income (loss)	(2)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1
Net gain (loss)	1

Increase (decrease) in net assets from operations	$(1)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2)	$4
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1	(10)

Increase (decrease) in net assets from operations	(1)	(6)

Contract owner transactions:
Proceeds from units sold	-	1
Cost of units redeemed	(1)	-
Account charges	-	-
Increase (decrease)	(1)	1
Net increase (decrease)	(2)	(5)
Net assets, beginning	42	47
Net assets, ending	$40	$42

Units sold	-	1
Units redeemed	(3)	-
Net increase (decrease)	(3)	1
Units outstanding, beginning	53	52
Units outstanding, ending	50	53

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,842
Cost of units redeemed/account charges	(4,092)
Net investment income (loss)	100
Net realized gain (loss)	199
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(9)
Net assets	$40

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.79	0	$0	1.25%	1.1%	12/31/2019	$0.80	0	$0	1.00%	1.3%	12/31/2019	$0.81	0	$0	0.75%	1.6%
12/31/2018	0.79	0	0	1.25%	-13.0%	12/31/2018	0.79	0	0	1.00%	-12.8%	12/31/2018	0.80	0	0	0.75%	-12.6%
12/31/2017	0.90	0	0	1.25%	0.0%	12/31/2017	0.91	0	0	1.00%	0.2%	12/31/2017	0.92	0	0	0.75%	0.5%
12/31/2016	0.90	0	0	1.25%	9.1%	12/31/2016	0.91	0	0	1.00%	9.4%	12/31/2016	0.91	0	0	0.75%	9.7%
12/31/2015	0.83	4	3	1.25%	-17.2%	12/31/2015	0.83	0	0	1.00%	-17.0%	12/31/2015	0.83	0	0	0.75%	-16.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.82	0	$0	0.50%	1.8%	12/31/2019	$0.84	0	$0	0.25%	2.1%	12/31/2019	$0.85	0	$0	0.00%	2.3%
12/31/2018	0.81	0	0	0.50%	-12.3%	12/31/2018	0.82	0	0	0.25%	-12.1%	12/31/2018	0.83	0	0	0.00%	-11.9%
12/31/2017	0.92	0	0	0.50%	0.7%	12/31/2017	0.93	0	0	0.25%	1.0%	12/31/2017	0.94	0	0	0.00%	1.2%
12/31/2016	0.92	0	0	0.50%	9.9%	12/31/2016	0.92	0	0	0.25%	10.2%	12/31/2016	0.93	0	0	0.00%	10.5%
12/31/2015	0.83	0	0	0.50%	-16.6%	12/31/2015	0.84	0	0	0.25%	-16.4%	12/31/2015	0.84	0	0	0.00%	-16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	9.0%
2017	0.0%
2016	8.1%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS RREEF Global Infrastructure Fund A Class - 06-917 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	1.25%	27.3%	12/31/2019	$1.15	0	$0	1.00%	27.6%	12/31/2019	$1.16	0	$0	0.75%	28.0%
12/31/2018	0.89	0	0	1.25%	-12.3%	12/31/2018	0.90	0	0	1.00%	-12.1%	12/31/2018	0.91	0	0	0.75%	-11.9%
12/31/2017	1.02	0	0	1.25%	11.8%	12/31/2017	1.02	0	0	1.00%	12.1%	12/31/2017	1.03	0	0	0.75%	12.4%
12/31/2016	0.91	0	0	1.25%	6.8%	12/31/2016	0.91	0	0	1.00%	7.0%	12/31/2016	0.92	0	0	0.75%	7.3%
12/31/2015	0.85	0	0	1.25%	-14.9%	12/31/2015	0.85	0	0	1.00%	-14.7%	12/31/2015	0.86	0	0	0.75%	-14.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	0.50%	28.3%	12/31/2019	$1.19	0	$0	0.25%	28.6%	12/31/2019	$1.21	0	$0	0.00%	28.9%
12/31/2018	0.92	0	0	0.50%	-11.7%	12/31/2018	0.93	0	0	0.25%	-11.5%	12/31/2018	0.94	0	0	0.00%	-11.2%
12/31/2017	1.04	0	0	0.50%	12.7%	12/31/2017	1.05	0	0	0.25%	12.9%	12/31/2017	1.05	0	0	0.00%	13.2%
12/31/2016	0.92	0	0	0.50%	7.6%	12/31/2016	0.93	0	0	0.25%	7.8%	12/31/2016	0.93	0	0	0.00%	8.1%
12/31/2015	0.86	0	0	0.50%	-14.3%	12/31/2015	0.86	0	0	0.25%	-14.1%	12/31/2015	0.86	0	0	0.00%	-13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS RREEF Real Estate Securities Fund R6 Class - 06-CWH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,824,703	$2,803,594	125,625
Receivables: investments sold	14,435
Payables: investments purchased	-
Net assets	$2,839,138

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,839,138	2,176,630	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$2,839,138	2,176,630

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$59,737
Mortality & expense charges	(36,322)
Net investment income (loss)	23,415

Gain (loss) on investments:
Net realized gain (loss)	226,061
Realized gain distributions	158,496
Net change in unrealized appreciation (depreciation)	210,367
Net gain (loss)	594,924

Increase (decrease) in net assets from operations	$618,339

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$23,415	$21,495
Net realized gain (loss)	226,061	(36,317)
Realized gain distributions	158,496	31,221
Net change in unrealized appreciation (depreciation)	210,367	(184,838)

Increase (decrease) in net assets from operations	618,339	(168,439)

Contract owner transactions:
Proceeds from units sold	3,008,565	2,745,815
Cost of units redeemed	(2,782,583)	(940,915)
Account charges	(2,230)	(856)
Increase (decrease)	223,752	1,804,044
Net increase (decrease)	842,091	1,635,605
Net assets, beginning	1,997,047	361,442
Net assets, ending	$2,839,138	$1,997,047

Units sold	2,636,653	2,520,461
Units redeemed	(2,420,517)	(899,562)
Net increase (decrease)	216,136	1,620,899
Units outstanding, beginning	1,960,494	339,595
Units outstanding, ending	2,176,630	1,960,494

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,180,381
Cost of units redeemed/account charges	(3,799,339)
Net investment income (loss)	47,071
Net realized gain (loss)	190,301
Realized gain distributions	199,615
Net change in unrealized appreciation (depreciation)	21,109
Net assets	$2,839,138

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.30	2,177	$2,839	1.25%	28.0%	12/31/2019	$1.31	0	$0	1.00%	28.4%	12/31/2019	$1.32	0	$0	0.75%	28.7%
12/31/2018	1.02	1,960	1,997	1.25%	-4.3%	12/31/2018	1.02	0	0	1.00%	-4.1%	12/31/2018	1.03	0	0	0.75%	-3.8%
12/31/2017	1.06	340	361	1.25%	5.3%	12/31/2017	1.07	0	0	1.00%	5.6%	12/31/2017	1.07	0	0	0.75%	5.8%
12/31/2016	1.01	0	0	1.25%	1.1%	12/31/2016	1.01	0	0	1.00%	1.1%	12/31/2016	1.01	0	0	0.75%	1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.33	0	$0	0.50%	29.0%	12/31/2019	$1.34	0	$0	0.25%	29.3%	12/31/2019	$1.36	0	$0	0.00%	29.7%
12/31/2018	1.03	0	0	0.50%	-3.6%	12/31/2018	1.04	0	0	0.25%	-3.3%	12/31/2018	1.05	0	0	0.00%	-3.1%
12/31/2017	1.07	0	0	0.50%	6.1%	12/31/2017	1.08	0	0	0.25%	6.4%	12/31/2017	1.08	0	0	0.00%	6.6%
12/31/2016	1.01	0	0	0.50%	1.1%	12/31/2016	1.01	0	0	0.25%	1.1%	12/31/2016	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.5%
2018	2.8%
2017	2.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS CROCI U.S. Fund A Class - 06-FNF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,503	$32,208	2,960
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$36,499

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,064	21,504	$1.40
Band 100	6,435	4,567	1.41
Band 75	-	-	1.42
Band 50	-	-	1.43
Band 25	-	-	1.44
Band 0	-	-	1.45
Total	$36,499	26,071

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$544
Mortality & expense charges	(351)
Net investment income (loss)	193

Gain (loss) on investments:
Net realized gain (loss)	124
Realized gain distributions	1,438
Net change in unrealized appreciation (depreciation)	5,534
Net gain (loss)	7,096

Increase (decrease) in net assets from operations	$7,289

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$193	$198
Net realized gain (loss)	124	846
Realized gain distributions	1,438	279
Net change in unrealized appreciation (depreciation)	5,534	(4,360)

Increase (decrease) in net assets from operations	7,289	(3,037)

Contract owner transactions:
Proceeds from units sold	9,003	-
Cost of units redeemed	(1,004)	(6,352)
Account charges	(11)	(12)
Increase (decrease)	7,988	(6,364)
Net increase (decrease)	15,277	(9,401)
Net assets, beginning	21,222	30,623
Net assets, ending	$36,499	$21,222

Units sold	7,028	-
Units redeemed	(819)	(5,271)
Net increase (decrease)	6,209	(5,271)
Units outstanding, beginning	19,862	25,133
Units outstanding, ending	26,071	19,862

* Date of Fund Inception into Variable Account: 11 /17 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$95,901
Cost of units redeemed/account charges	(71,987)
Net investment income (loss)	147
Net realized gain (loss)	6,141
Realized gain distributions	2,002
Net change in unrealized appreciation (depreciation)	4,295
Net assets	$36,499

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.40	22	$30	1.25%	31.0%	12/31/2019	$1.41	5	$6	1.00%	31.4%	12/31/2019	$1.42	0	$0	0.75%	31.7%
12/31/2018	1.07	15	15	1.25%	-12.4%	12/31/2018	1.07	5	6	1.00%	-12.1%	12/31/2018	1.08	0	0	0.75%	-11.9%
12/31/2017	1.22	17	21	1.25%	20.1%	12/31/2017	1.22	8	10	1.00%	20.4%	12/31/2017	1.22	0	0	0.75%	20.7%
12/31/2016	1.01	63	64	1.25%	1.4%	12/31/2016	1.01	8	8	1.00%	1.4%	12/31/2016	1.01	0	0	0.75%	1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.43	0	$0	0.50%	32.0%	12/31/2019	$1.44	0	$0	0.25%	32.3%	12/31/2019	$1.45	0	$0	0.00%	32.7%
12/31/2018	1.08	0	0	0.50%	-11.7%	12/31/2018	1.09	0	0	0.25%	-11.5%	12/31/2018	1.10	0	0	0.00%	-11.2%
12/31/2017	1.23	0	0	0.50%	21.0%	12/31/2017	1.23	0	0	0.25%	21.3%	12/31/2017	1.23	0	0	0.00%	21.6%
12/31/2016	1.01	0	0	0.50%	1.5%	12/31/2016	1.01	0	0	0.25%	1.5%	12/31/2016	1.02	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
2018	2.0%
2017	0.5%
2016	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS CROCI U.S. Fund S Class - 06-FNG (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.41
Band 100	-	-	1.42
Band 75	-	-	1.43
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	-	-	1.47
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /17 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.41	0	$0	1.25%	31.5%	12/31/2019	$1.42	0	$0	1.00%	31.8%	12/31/2019	$1.43	0	$0	0.75%	32.1%
12/31/2018	1.07	0	0	1.25%	-12.1%	12/31/2018	1.08	0	0	1.00%	-11.9%	12/31/2018	1.08	0	0	0.75%	-11.7%
12/31/2017	1.22	0	0	1.25%	20.6%	12/31/2017	1.22	0	0	1.00%	20.9%	12/31/2017	1.23	0	0	0.75%	21.2%
12/31/2016	1.01	0	0	1.25%	1.3%	12/31/2016	1.01	0	0	1.00%	1.3%	12/31/2016	1.01	0	0	0.75%	1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.44	0	$0	0.50%	32.5%	12/31/2019	$1.46	0	$0	0.25%	32.8%	12/31/2019	$1.47	0	$0	0.00%	33.1%
12/31/2018	1.09	0	0	0.50%	-11.5%	12/31/2018	1.10	0	0	0.25%	-11.2%	12/31/2018	1.10	0	0	0.00%	-11.0%
12/31/2017	1.23	0	0	0.50%	21.5%	12/31/2017	1.24	0	0	0.25%	21.8%	12/31/2017	1.24	0	0	0.00%	22.1%
12/31/2016	1.01	0	0	0.50%	1.4%	12/31/2016	1.01	0	0	0.25%	1.4%	12/31/2016	1.01	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS GNMA Fund A Class - 06-FPY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,138	$20,943	1,543
Receivables: investments sold	130
Payables: investments purchased	-
Net assets	$21,268

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,322	8,945	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	11,946	11,071	1.08
Total	$21,268	20,016

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$401
Mortality & expense charges	(93)
Net investment income (loss)	308

Gain (loss) on investments:
Net realized gain (loss)	(1)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	445
Net gain (loss)	444

Increase (decrease) in net assets from operations	$752

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$308	$85
Net realized gain (loss)	(1)	(51)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	445	(121)

Increase (decrease) in net assets from operations	752	(87)

Contract owner transactions:
Proceeds from units sold	13,768	255
Cost of units redeemed	(6)	(1,645)
Account charges	(5)	-
Increase (decrease)	13,757	(1,390)
Net increase (decrease)	14,509	(1,477)
Net assets, beginning	6,759	8,236
Net assets, ending	$21,268	$6,759

Units sold	13,211	259
Units redeemed	(10)	(1,660)
Net increase (decrease)	13,201	(1,401)
Units outstanding, beginning	6,815	8,216
Units outstanding, ending	20,016	6,815

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$24,360
Cost of units redeemed/account charges	(3,692)
Net investment income (loss)	469
Net realized gain (loss)	(64)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	195
Net assets	$21,268

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	9	$9	1.25%	5.1%	12/31/2019	$1.05	0	$0	1.00%	5.3%	12/31/2019	$1.06	0	$0	0.75%	5.6%
12/31/2018	0.99	7	7	1.25%	-1.1%	12/31/2018	1.00	0	0	1.00%	-0.8%	12/31/2018	1.00	0	0	0.75%	-0.6%
12/31/2017	1.00	8	8	1.25%	0.2%	12/31/2017	1.00	0	0	1.00%	0.4%	12/31/2017	1.01	0	0	0.75%	0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	5.9%	12/31/2019	$1.07	0	$0	0.25%	6.1%	12/31/2019	$1.08	11	$12	0.00%	6.4%
12/31/2018	1.01	0	0	0.50%	-0.3%	12/31/2018	1.01	0	0	0.25%	-0.1%	12/31/2018	1.01	0	0	0.00%	0.2%
12/31/2017	1.01	0	0	0.50%	0.8%	12/31/2017	1.01	0	0	0.25%	1.0%	12/31/2017	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.9%
2018	2.3%
2017	3.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS GNMA Fund S Class - 06-FRC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$659,288	$656,264	48,053
Receivables: investments sold	3,850
Payables: investments purchased	-
Net assets	$663,138

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$96,489	91,942	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	566,649	521,529	1.09
Total	$663,138	613,471

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$18,062
Mortality & expense charges	(1,120)
Net investment income (loss)	16,942

Gain (loss) on investments:
Net realized gain (loss)	(485)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	21,383
Net gain (loss)	20,898

Increase (decrease) in net assets from operations	$37,840

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$16,942	$16,193
Net realized gain (loss)	(485)	(14,719)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	21,383	(4,568)

Increase (decrease) in net assets from operations	37,840	(3,094)

Contract owner transactions:
Proceeds from units sold	117,635	104,876
Cost of units redeemed	(54,171)	(389,658)
Account charges	(192)	(756)
Increase (decrease)	63,272	(285,538)
Net increase (decrease)	101,112	(288,632)
Net assets, beginning	562,026	850,658
Net assets, ending	$663,138	$562,026

Units sold	110,791	104,882
Units redeemed	(50,781)	(393,868)
Net increase (decrease)	60,010	(288,986)
Units outstanding, beginning	553,461	842,447
Units outstanding, ending	613,471	553,461

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,146,243
Cost of units redeemed/account charges	(515,252)
Net investment income (loss)	44,848
Net realized gain (loss)	(15,725)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	3,024
Net assets	$663,138

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	92	$96	1.25%	5.3%	12/31/2019	$1.06	0	$0	1.00%	5.6%	12/31/2019	$1.06	0	$0	0.75%	5.9%
12/31/2018	1.00	81	81	1.25%	-0.8%	12/31/2018	1.00	0	0	1.00%	-0.6%	12/31/2018	1.01	0	0	0.75%	-0.3%
12/31/2017	1.00	407	409	1.25%	0.5%	12/31/2017	1.01	0	0	1.00%	0.7%	12/31/2017	1.01	0	0	0.75%	0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	6.1%	12/31/2019	$1.08	0	$0	0.25%	6.4%	12/31/2019	$1.09	522	$567	0.00%	6.7%
12/31/2018	1.01	0	0	0.50%	-0.1%	12/31/2018	1.01	0	0	0.25%	0.2%	12/31/2018	1.02	472	481	0.00%	0.4%
12/31/2017	1.01	0	0	0.50%	1.1%	12/31/2017	1.01	0	0	0.25%	1.2%	12/31/2017	1.01	435	442	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.9%
2018	2.7%
2017	3.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS Small Cap Core Fund A Class - 06-GGK
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$155,428	$153,220	5,334
Receivables: investments sold	455
Payables: investments purchased	-
Net assets	$155,883

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$155,883	148,126	$1.05
Band 100	-	-	1.07
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$155,883	148,126

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,712)
Net investment income (loss)	(1,712)

Gain (loss) on investments:
Net realized gain (loss)	(2,700)
Realized gain distributions	28
Net change in unrealized appreciation (depreciation)	23,890
Net gain (loss)	21,218

Increase (decrease) in net assets from operations	$19,506

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,712)	$(939)
Net realized gain (loss)	(2,700)	(96)
Realized gain distributions	28	4,514
Net change in unrealized appreciation (depreciation)	23,890	(17,765)

Increase (decrease) in net assets from operations	19,506	(14,286)

Contract owner transactions:
Proceeds from units sold	68,742	20,649
Cost of units redeemed	(14,687)	(6,343)
Account charges	(194)	(217)
Increase (decrease)	53,861	14,089
Net increase (decrease)	73,367	(197)
Net assets, beginning	82,516	82,713
Net assets, ending	$155,883	$82,516

Units sold	69,555	20,495
Units redeemed	(15,489)	(6,172)
Net increase (decrease)	54,066	14,323
Units outstanding, beginning	94,060	79,737
Units outstanding, ending	148,126	94,060

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$173,418
Cost of units redeemed/account charges	(23,230)
Net investment income (loss)	(2,665)
Net realized gain (loss)	(2,807)
Realized gain distributions	8,959
Net change in unrealized appreciation (depreciation)	2,208
Net assets	$155,883
Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	148	$156	1.25%	20.0%	12/31/2019	$1.07	0	$0	1.00%	20.5%	12/31/2019	$1.06	0	$0	0.75%	20.6%
12/31/2018	0.88	94	83	1.25%	-15.4%	12/31/2018	0.89	0	0	1.00%	-14.4%	12/31/2018	0.88	0	0	0.75%	-15.0%
12/31/2017	1.04	80	83	1.25%	3.7%	12/31/2017	1.04	0	0	1.00%	3.9%	12/31/2017	1.04	0	0	0.75%	3.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	20.9%	12/31/2019	$1.08	0	$0	0.25%	21.2%	12/31/2019	$1.08	0	$0	0.00%	21.5%
12/31/2018	0.89	0	0	0.50%	-14.8%	12/31/2018	0.89	0	0	0.25%	-14.6%	12/31/2018	0.89	0	0	0.00%	-14.4%
12/31/2017	1.04	0	0	0.50%	3.9%	12/31/2017	1.04	0	0	0.25%	3.9%	12/31/2017	1.04	0	0	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.2%
2017	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS Small Cap Core Fund S Class - 06-GGM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$63,619	$58,202	2,063
Receivables: investments sold	-
Payables: investments purchased	(447)
Net assets	$63,172

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$63,172	59,759	$1.06
Band 100	-	-	1.08
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$63,172	59,759

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$91
Mortality & expense charges	(2,875)
Net investment income (loss)	(2,784)

Gain (loss) on investments:
Net realized gain (loss)	7,228
Realized gain distributions	11
Net change in unrealized appreciation (depreciation)	24,473
Net gain (loss)	31,712

Increase (decrease) in net assets from operations	$28,928

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,784)	$(399)
Net realized gain (loss)	7,228	(288)
Realized gain distributions	11	3,976
Net change in unrealized appreciation (depreciation)	24,473	(16,909)

Increase (decrease) in net assets from operations	28,928	(13,620)

Contract owner transactions:
Proceeds from units sold	315,963	50,516
Cost of units redeemed	(357,747)	(6,028)
Account charges	(2)	-
Increase (decrease)	(41,786)	44,488
Net increase (decrease)	(12,858)	30,868
Net assets, beginning	76,030	45,162
Net assets, ending	$63,172	$76,030

Units sold	325,186	48,737
Units redeemed	(351,880)	(5,806)
Net increase (decrease)	(26,694)	42,931
Units outstanding, beginning	86,453	43,522
Units outstanding, ending	59,759	86,453

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$411,870
Cost of units redeemed/account charges	(364,282)
Net investment income (loss)	(3,078)
Net realized gain (loss)	6,942
Realized gain distributions	6,303
Net change in unrealized appreciation (depreciation)	5,417
Net assets	$63,172

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	60	$63	1.25%	20.2%	12/31/2019	$1.08	0	$0	1.00%	20.8%	12/31/2019	$1.07	0	$0	0.75%	20.8%
12/31/2018	0.88	86	76	1.25%	-15.2%	12/31/2018	0.89	0	0	1.00%	-14.2%	12/31/2018	0.88	0	0	0.75%	-14.8%
12/31/2017	1.04	44	45	1.25%	3.8%	12/31/2017	1.04	0	0	1.00%	4.0%	12/31/2017	1.04	0	0	0.75%	3.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	21.1%	12/31/2019	$1.08	0	$0	0.25%	21.4%	12/31/2019	$1.09	0	$0	0.00%	21.7%
12/31/2018	0.89	0	0	0.50%	-14.6%	12/31/2018	0.89	0	0	0.25%	-14.4%	12/31/2018	0.89	0	0	0.00%	-14.2%
12/31/2017	1.04	0	0	0.50%	3.9%	12/31/2017	1.04	0	0	0.25%	3.9%	12/31/2017	1.04	0	0	0.00%	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.1%
2018	0.5%
2017	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS Emerging Markets Equity Fund R6 Class - 06-3VJ (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	9.4%	12/31/2019	$1.10	0	$0	1.00%	9.6%	12/31/2019	$1.10	0	$0	0.75%	9.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	10.1%	12/31/2019	$1.10	0	$0	0.25%	10.3%	12/31/2019	$1.11	0	$0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS Emerging Markets Equity Fund A Class - 06-3VN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,131	$3,798	198
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$4,132

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,132	3,790	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$4,132	3,790

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$71
Mortality & expense charges	(14)
Net investment income (loss)	57

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	333
Net gain (loss)	333

Increase (decrease) in net assets from operations	$390

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$57	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	333	-

Increase (decrease) in net assets from operations	390	-

Contract owner transactions:
Proceeds from units sold	3,854	-
Cost of units redeemed	(112)	-
Account charges	-	-
Increase (decrease)	3,742	-
Net increase (decrease)	4,132	-
Net assets, beginning	-	-
Net assets, ending	$4,132	$-

Units sold	3,893	-
Units redeemed	(103)	-
Net increase (decrease)	3,790	-
Units outstanding, beginning	-	-
Units outstanding, ending	3,790	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,854
Cost of units redeemed/account charges	(112)
Net investment income (loss)	57
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	333
Net assets	$4,132

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	4	$4	1.25%	9.0%	12/31/2019	$1.09	0	$0	1.00%	9.3%	12/31/2019	$1.09	0	$0	0.75%	9.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	9.7%	12/31/2019	$1.10	0	$0	0.25%	10.0%	12/31/2019	$1.10	0	$0	0.00%	10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DWS Emerging Markets Equity Fund S Class - 06-3VP (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	9.2%	12/31/2019	$1.09	0	$0	1.00%	9.4%	12/31/2019	$1.10	0	$0	0.75%	9.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	9.9%	12/31/2019	$1.10	0	$0	0.25%	10.2%	12/31/2019	$1.10	0	$0	0.00%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Emerging Markets Value R2 Class - 06-988
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$49,664	$50,016	1,995
Receivables: investments sold	7,216
Payables: investments purchased	-
Net assets	$56,880

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$56,880	59,456	$0.96
Band 100	-	-	0.98
Band 75	-	-	1.00
Band 50	-	-	1.02
Band 25	-	-	1.04
Band 0	-	-	1.06
Total	$56,880	59,456

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,117
Mortality & expense charges	(780)
Net investment income (loss)	337

Gain (loss) on investments:
Net realized gain (loss)	(790)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	5,522
Net gain (loss)	4,732

Increase (decrease) in net assets from operations	$5,069

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$337	$547
Net realized gain (loss)	(790)	11,251
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	5,522	(18,533)

Increase (decrease) in net assets from operations	5,069	(6,735)

Contract owner transactions:
Proceeds from units sold	25,759	46,858
Cost of units redeemed	(42,597)	(69,884)
Account charges	(20)	(30)
Increase (decrease)	(16,858)	(23,056)
Net increase (decrease)	(11,789)	(29,791)
Net assets, beginning	68,669	98,460
Net assets, ending	$56,880	$68,669

Units sold	27,228	47,804
Units redeemed	(45,294)	(66,734)
Net increase (decrease)	(18,066)	(18,930)
Units outstanding, beginning	77,522	96,452
Units outstanding, ending	59,456	77,522

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$10,813,586
Cost of units redeemed/account charges	(11,082,568)
Net investment income (loss)	(3,894)
Net realized gain (loss)	284,016
Realized gain distributions	46,092
Net change in unrealized appreciation (depreciation)	(352)
Net assets	$56,880

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.96	59	$57	1.25%	8.0%	12/31/2019	$0.98	0	$0	1.00%	8.3%	12/31/2019	$1.00	0	$0	0.75%	8.5%
12/31/2018	0.89	78	69	1.25%	-13.2%	12/31/2018	0.90	0	0	1.00%	-13.0%	12/31/2018	0.92	0	0	0.75%	-12.8%
12/31/2017	1.02	96	98	1.25%	31.8%	12/31/2017	1.04	0	0	1.00%	32.1%	12/31/2017	1.05	0	0	0.75%	32.5%
12/31/2016	0.77	48	37	1.25%	18.1%	12/31/2016	0.79	0	0	1.00%	18.4%	12/31/2016	0.80	0	0	0.75%	18.7%
12/31/2015	0.66	47	31	1.25%	-20.0%	12/31/2015	0.66	0	0	1.00%	-19.8%	12/31/2015	0.67	0	0	0.75%	-19.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.02	0	$0	0.50%	8.8%	12/31/2019	$1.04	0	$0	0.25%	9.1%	12/31/2019	$1.06	0	$0	0.00%	9.4%
12/31/2018	0.94	0	0	0.50%	-12.6%	12/31/2018	0.96	0	0	0.25%	-12.3%	12/31/2018	0.97	0	0	0.00%	-12.1%
12/31/2017	1.07	0	0	0.50%	32.8%	12/31/2017	1.09	0	0	0.25%	33.1%	12/31/2017	1.11	0	0	0.00%	33.5%
12/31/2016	0.81	0	0	0.50%	19.0%	12/31/2016	0.82	0	0	0.25%	19.3%	12/31/2016	0.83	0	0	0.00%	19.6%
12/31/2015	0.68	0	0	0.50%	-19.4%	12/31/2015	0.69	0	0	0.25%	-19.2%	12/31/2015	0.69	0	0	0.00%	-19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.8%
2018	1.7%
2017	2.9%
2016	2.1%
2015	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Global Allocation 25-75 Portfolio R2 Class - 06-989 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.24
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.32
Band 0	-	-	1.35
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,120,212
Cost of units redeemed/account charges	(2,290,853)
Net investment income (loss)	(4,004)
Net realized gain (loss)	170,021
Realized gain distributions	4,624
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	0	$0	1.25%	8.2%	12/31/2019	$1.24	0	$0	1.00%	8.5%	12/31/2019	$1.27	0	$0	0.75%	8.7%
12/31/2018	1.12	0	0	1.25%	-3.3%	12/31/2018	1.14	0	0	1.00%	-3.1%	12/31/2018	1.16	0	0	0.75%	-2.9%
12/31/2017	1.16	0	0	1.25%	5.0%	12/31/2017	1.18	0	0	1.00%	5.3%	12/31/2017	1.20	0	0	0.75%	5.6%
12/31/2016	1.10	0	0	1.25%	3.4%	12/31/2016	1.12	0	0	1.00%	3.7%	12/31/2016	1.14	0	0	0.75%	3.9%
12/31/2015	1.07	0	0	1.25%	-1.7%	12/31/2015	1.08	0	0	1.00%	-1.5%	12/31/2015	1.09	0	0	0.75%	-1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	0	$0	0.50%	9.0%	12/31/2019	$1.32	0	$0	0.25%	9.3%	12/31/2019	$1.35	0	$0	0.00%	9.5%
12/31/2018	1.19	0	0	0.50%	-2.6%	12/31/2018	1.21	0	0	0.25%	-2.4%	12/31/2018	1.23	0	0	0.00%	-2.1%
12/31/2017	1.22	0	0	0.50%	5.8%	12/31/2017	1.24	0	0	0.25%	6.1%	12/31/2017	1.26	0	0	0.00%	6.4%
12/31/2016	1.15	0	0	0.50%	4.2%	12/31/2016	1.17	0	0	0.25%	4.4%	12/31/2016	1.18	0	0	0.00%	4.7%
12/31/2015	1.10	0	0	0.50%	-1.0%	12/31/2015	1.12	0	0	0.25%	-0.7%	12/31/2015	1.13	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Global Allocation 60-40 Portfolio R2 Class - 06-991
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$99,152	$90,978	5,202
Receivables: investments sold	15
Payables: investments purchased	-
Net assets	$99,167

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$99,167	64,252	$1.54
Band 100	-	-	1.58
Band 75	-	-	1.61
Band 50	-	-	1.65
Band 25	-	-	1.68
Band 0	-	-	1.72
Total	$99,167	64,252

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,556
Mortality & expense charges	(1,013)
Net investment income (loss)	543

Gain (loss) on investments:
Net realized gain (loss)	82
Realized gain distributions	637
Net change in unrealized appreciation (depreciation)	10,570
Net gain (loss)	11,289

Increase (decrease) in net assets from operations	$11,832

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$543	$596
Net realized gain (loss)	82	265
Realized gain distributions	637	246
Net change in unrealized appreciation (depreciation)	10,570	(6,254)

Increase (decrease) in net assets from operations	11,832	(5,147)

Contract owner transactions:
Proceeds from units sold	25,509	20,735
Cost of units redeemed	(1,085)	(2,623)
Account charges	(7)	(26)
Increase (decrease)	24,417	18,086
Net increase (decrease)	36,249	12,939
Net assets, beginning	62,918	49,979
Net assets, ending	$99,167	$62,918

Units sold	17,613	14,510
Units redeemed	(790)	(1,842)
Net increase (decrease)	16,823	12,668
Units outstanding, beginning	47,429	34,761
Units outstanding, ending	64,252	47,429

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$14,938,910
Cost of units redeemed/account charges	(17,306,687)
Net investment income (loss)	78,875
Net realized gain (loss)	2,378,722
Realized gain distributions	1,173
Net change in unrealized appreciation (depreciation)	8,174
Net assets	$99,167

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.54	64	$99	1.25%	16.3%	12/31/2019	$1.58	0	$0	1.00%	16.6%	12/31/2019	$1.61	0	$0	0.75%	16.9%
12/31/2018	1.33	47	63	1.25%	-7.7%	12/31/2018	1.35	0	0	1.00%	-7.5%	12/31/2018	1.38	0	0	0.75%	-7.3%
12/31/2017	1.44	35	50	1.25%	12.4%	12/31/2017	1.46	0	0	1.00%	12.7%	12/31/2017	1.49	0	0	0.75%	12.9%
12/31/2016	1.28	84	107	1.25%	7.5%	12/31/2016	1.30	0	0	1.00%	7.7%	12/31/2016	1.32	0	0	0.75%	8.0%
12/31/2015	1.19	98	117	1.25%	-3.2%	12/31/2015	1.20	0	0	1.00%	-3.0%	12/31/2015	1.22	0	0	0.75%	-2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.65	0	$0	0.50%	17.2%	12/31/2019	$1.68	0	$0	0.25%	17.5%	12/31/2019	$1.72	0	$0	0.00%	17.8%
12/31/2018	1.40	0	0	0.50%	-7.0%	12/31/2018	1.43	0	0	0.25%	-6.8%	12/31/2018	1.46	0	0	0.00%	-6.6%
12/31/2017	1.51	0	0	0.50%	13.2%	12/31/2017	1.53	0	0	0.25%	13.5%	12/31/2017	1.56	0	0	0.00%	13.8%
12/31/2016	1.33	0	0	0.50%	8.3%	12/31/2016	1.35	0	0	0.25%	8.5%	12/31/2016	1.37	0	0	0.00%	8.8%
12/31/2015	1.23	0	0	0.50%	-2.5%	12/31/2015	1.25	0	0	0.25%	-2.2%	12/31/2015	1.26	0	0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
2018	2.4%
2017	1.1%
2016	1.9%
2015	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Global Equity Portfolio R2 Class - 06-992
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,795,045	$5,065,817	230,883
Receivables: investments sold	-
Payables: investments purchased	(20,639)
Net assets	$5,774,406

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,369,569	2,273,422	$1.92
Band 100	-	-	1.96
Band 75	-	-	2.01
Band 50	-	-	2.05
Band 25	-	-	2.09
Band 0	1,404,837	657,042	2.14
Total	$5,774,406	2,930,464

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$85,401
Mortality & expense charges	(50,340)
Net investment income (loss)	35,061

Gain (loss) on investments:
Net realized gain (loss)	35,231
Realized gain distributions	27,410
Net change in unrealized appreciation (depreciation)	1,056,280
Net gain (loss)	1,118,921

Increase (decrease) in net assets from operations	$1,153,982

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$35,061	$18,302
Net realized gain (loss)	35,231	785,900
Realized gain distributions	27,410	33,372
Net change in unrealized appreciation (depreciation)	1,056,280	(1,573,847)

Increase (decrease) in net assets from operations	1,153,982	(736,273)

Contract owner transactions:
Proceeds from units sold	733,267	3,989,652
Cost of units redeemed	(759,031)	(6,045,904)
Account charges	(953)	(1,575)
Increase (decrease)	(26,717)	(2,057,827)
Net increase (decrease)	1,127,265	(2,794,100)
Net assets, beginning	4,647,141	7,441,241
Net assets, ending	$5,774,406	$4,647,141

Units sold	402,946	2,278,302
Units redeemed	(427,745)	(3,487,192)
Net increase (decrease)	(24,799)	(1,208,890)
Units outstanding, beginning	2,955,263	4,164,153
Units outstanding, ending	2,930,464	2,955,263

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$19,388,501
Cost of units redeemed/account charges	(16,403,702)
Net investment income (loss)	188,107
Net realized gain (loss)	1,787,687
Realized gain distributions	84,585
Net change in unrealized appreciation (depreciation)	729,228
Net assets	$5,774,406

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.92	2,273	$4,370	1.25%	24.8%	12/31/2019	$1.96	0	$0	1.00%	25.1%	12/31/2019	$2.01	0	$0	0.75%	25.4%
12/31/2018	1.54	2,327	3,585	1.25%	-12.8%	12/31/2018	1.57	0	0	1.00%	-12.6%	12/31/2018	1.60	0	0	0.75%	-12.4%
12/31/2017	1.77	3,615	6,389	1.25%	20.4%	12/31/2017	1.80	0	0	1.00%	20.7%	12/31/2017	1.83	0	0	0.75%	21.0%
12/31/2016	1.47	4,171	6,123	1.25%	11.2%	12/31/2016	1.49	0	0	1.00%	11.5%	12/31/2016	1.51	0	0	0.75%	11.8%
12/31/2015	1.32	3,923	5,178	1.25%	-4.2%	12/31/2015	1.33	0	0	1.00%	-4.0%	12/31/2015	1.35	0	0	0.75%	-3.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.05	0	$0	0.50%	25.7%	12/31/2019	$2.09	0	$0	0.25%	26.0%	12/31/2019	$2.14	657	$1,405	0.00%	26.4%
12/31/2018	1.63	0	0	0.50%	-12.2%	12/31/2018	1.66	0	0	0.25%	-12.0%	12/31/2018	1.69	628	1,062	0.00%	-11.7%
12/31/2017	1.86	0	0	0.50%	21.3%	12/31/2017	1.89	0	0	0.25%	21.6%	12/31/2017	1.92	549	1,052	0.00%	21.9%
12/31/2016	1.53	0	0	0.50%	12.1%	12/31/2016	1.55	0	0	0.25%	12.3%	12/31/2016	1.57	503	792	0.00%	12.6%
12/31/2015	1.37	0	0	0.50%	-3.5%	12/31/2015	1.38	0	0	0.25%	-3.2%	12/31/2015	1.40	0	0	0.00%	-3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	1.6%
2017	1.7%
2016	1.9%
2015	2.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA International Value R2 Class - 06-993
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$64,124	$61,594	3,630
Receivables: investments sold	60
Payables: investments purchased	-
Net assets	$64,184

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$64,184	54,067	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.24
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	-	-	1.32
Total	$64,184	54,067

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,778
Mortality & expense charges	(1,605)
Net investment income (loss)	3,173

Gain (loss) on investments:
Net realized gain (loss)	10,428
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,155
Net gain (loss)	12,583

Increase (decrease) in net assets from operations	$15,756

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,173	$(5)
Net realized gain (loss)	10,428	(2)
Realized gain distributions	-	31
Net change in unrealized appreciation (depreciation)	2,155	368

Increase (decrease) in net assets from operations	15,756	392

Contract owner transactions:
Proceeds from units sold	60,252	94,804
Cost of units redeemed	(107,278)	(63)
Account charges	(5)	-
Increase (decrease)	(47,031)	94,741
Net increase (decrease)	(31,275)	95,133
Net assets, beginning	95,459	326
Net assets, ending	$64,184	$95,459

Units sold	54,350	91,400
Units redeemed	(91,884)	(53)
Net increase (decrease)	(37,534)	91,347
Units outstanding, beginning	91,601	254
Units outstanding, ending	54,067	91,601

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,211,919
Cost of units redeemed/account charges	(1,311,139)
Net investment income (loss)	36,529
Net realized gain (loss)	124,314
Realized gain distributions	31
Net change in unrealized appreciation (depreciation)	2,530
Net assets	$64,184

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	54	$64	1.25%	13.9%	12/31/2019	$1.21	0	$0	1.00%	14.2%	12/31/2019	$1.24	0	$0	0.75%	14.5%
12/31/2018	1.04	92	95	1.25%	-18.8%	12/31/2018	1.06	0	0	1.00%	-18.5%	12/31/2018	1.08	0	0	0.75%	-18.3%
12/31/2017	1.28	0	0	1.25%	24.2%	12/31/2017	1.30	0	0	1.00%	24.6%	12/31/2017	1.33	0	0	0.75%	24.9%
12/31/2016	1.03	0	0	1.25%	6.8%	12/31/2016	1.05	0	0	1.00%	7.1%	12/31/2016	1.06	0	0	0.75%	7.4%
12/31/2015	0.97	0	0	1.25%	-7.7%	12/31/2015	0.98	0	0	1.00%	-7.5%	12/31/2015	0.99	0	0	0.75%	-7.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	0	$0	0.50%	14.8%	12/31/2019	$1.29	0	$0	0.25%	15.1%	12/31/2019	$1.32	0	$0	0.00%	15.3%
12/31/2018	1.10	0	0	0.50%	-18.1%	12/31/2018	1.12	0	0	0.25%	-17.9%	12/31/2018	1.14	0	0	0.00%	-17.7%
12/31/2017	1.35	0	0	0.50%	25.2%	12/31/2017	1.37	0	0	0.25%	25.5%	12/31/2017	1.39	0	0	0.00%	25.8%
12/31/2016	1.08	0	0	0.50%	7.6%	12/31/2016	1.09	0	0	0.25%	7.9%	12/31/2016	1.11	0	0	0.00%	8.2%
12/31/2015	1.00	0	0	0.50%	-7.0%	12/31/2015	1.01	0	0	0.25%	-6.8%	12/31/2015	1.02	0	0	0.00%	-6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	6.0%
2018	0.0%
2017	1.2%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA U.S. Targeted Value Portfolio R2 Class - 06-994
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,608,831	$5,561,150	243,906
Receivables: investments sold	13,222
Payables: investments purchased	-
Net assets	$5,622,053

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,800,977	2,521,437	$1.90
Band 100	-	-	1.95
Band 75	-	-	1.99
Band 50	-	-	2.03
Band 25	-	-	2.07
Band 0	821,076	387,647	2.12
Total	$5,622,053	2,909,084

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$64,725
Mortality & expense charges	(61,187)
Net investment income (loss)	3,538

Gain (loss) on investments:
Net realized gain (loss)	(91,185)
Realized gain distributions	135,068
Net change in unrealized appreciation (depreciation)	997,325
Net gain (loss)	1,041,208

Increase (decrease) in net assets from operations	$1,044,746

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,538	$(46,376)
Net realized gain (loss)	(91,185)	601,544
Realized gain distributions	135,068	289,793
Net change in unrealized appreciation (depreciation)	997,325	(2,007,490)

Increase (decrease) in net assets from operations	1,044,746	(1,162,529)

Contract owner transactions:
Proceeds from units sold	933,344	2,808,957
Cost of units redeemed	(2,012,186)	(7,113,046)
Account charges	(2,657)	(4,144)
Increase (decrease)	(1,081,499)	(4,308,233)
Net increase (decrease)	(36,753)	(5,470,762)
Net assets, beginning	5,658,806	11,129,568
Net assets, ending	$5,622,053	$5,658,806

Units sold	596,344	1,463,401
Units redeemed	(1,190,809)	(3,717,491)
Net increase (decrease)	(594,465)	(2,254,090)
Units outstanding, beginning	3,503,549	5,757,639
Units outstanding, ending	2,909,084	3,503,549

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$26,665,492
Cost of units redeemed/account charges	(23,447,126)
Net investment income (loss)	(94,035)
Net realized gain (loss)	611,665
Realized gain distributions	1,838,376
Net change in unrealized appreciation (depreciation)	47,681
Net assets	$5,622,053

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.90	2,521	$4,801	1.25%	19.7%	12/31/2019	$1.95	0	$0	1.00%	20.0%	12/31/2019	$1.99	0	$0	0.75%	20.3%
12/31/2018	1.59	2,966	4,719	1.25%	-17.0%	12/31/2018	1.62	0	0	1.00%	-16.8%	12/31/2018	1.65	0	0	0.75%	-16.6%
12/31/2017	1.92	5,215	10,000	1.25%	8.0%	12/31/2017	1.95	0	0	1.00%	8.2%	12/31/2017	1.98	0	0	0.75%	8.5%
12/31/2016	1.78	4,849	8,612	1.25%	24.9%	12/31/2016	1.80	0	0	1.00%	25.2%	12/31/2016	1.83	0	0	0.75%	25.5%
12/31/2015	1.42	4,864	6,916	1.25%	-7.1%	12/31/2015	1.44	0	0	1.00%	-6.9%	12/31/2015	1.45	0	0	0.75%	-6.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.03	0	$0	0.50%	20.6%	12/31/2019	$2.07	0	$0	0.25%	20.9%	12/31/2019	$2.12	388	$821	0.00%	21.2%
12/31/2018	1.68	0	0	0.50%	-16.4%	12/31/2018	1.72	0	0	0.25%	-16.2%	12/31/2018	1.75	538	940	0.00%	-16.0%
12/31/2017	2.01	0	0	0.50%	8.8%	12/31/2017	2.05	0	0	0.25%	9.0%	12/31/2017	2.08	543	1,129	0.00%	9.3%
12/31/2016	1.85	0	0	0.50%	25.9%	12/31/2016	1.88	0	0	0.25%	26.2%	12/31/2016	1.90	563	1,072	0.00%	26.5%
12/31/2015	1.47	0	0	0.50%	-6.4%	12/31/2015	1.49	0	0	0.25%	-6.2%	12/31/2015	1.50	0	0	0.00%	-6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	0.8%
2017	1.0%
2016	1.1%
2015	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Emerging Markets Portfolio Institutional Class - 06-CWJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,462,101	$1,400,764	50,514
Receivables: investments sold	12,409
Payables: investments purchased	-
Net assets	$1,474,510

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,474,510	1,148,659	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$1,474,510	1,148,659

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$32,285
Mortality & expense charges	(15,883)
Net investment income (loss)	16,402

Gain (loss) on investments:
Net realized gain (loss)	(12,336)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	171,377
Net gain (loss)	159,041

Increase (decrease) in net assets from operations	$175,443

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$16,402	$7,292
Net realized gain (loss)	(12,336)	(28,838)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	171,377	(116,822)

Increase (decrease) in net assets from operations	175,443	(138,368)

Contract owner transactions:
Proceeds from units sold	356,579	1,378,162
Cost of units redeemed	(159,890)	(247,589)
Account charges	(527)	(336)
Increase (decrease)	196,162	1,130,237
Net increase (decrease)	371,605	991,869
Net assets, beginning	1,102,905	111,036
Net assets, ending	$1,474,510	$1,102,905

Units sold	298,753	1,116,223
Units redeemed	(134,591)	(216,267)
Net increase (decrease)	164,162	899,956
Units outstanding, beginning	984,497	84,541
Units outstanding, ending	1,148,659	984,497

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,838,542
Cost of units redeemed/account charges	(408,589)
Net investment income (loss)	24,359
Net realized gain (loss)	(41,139)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	61,337
Net assets	$1,474,510

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	1,149	$1,475	1.25%	14.6%	12/31/2019	$1.29	0	$0	1.00%	14.9%	12/31/2019	$1.30	0	$0	0.75%	15.2%
12/31/2018	1.12	984	1,103	1.25%	-14.7%	12/31/2018	1.13	0	0	1.00%	-14.5%	12/31/2018	1.13	0	0	0.75%	-14.3%
12/31/2017	1.31	85	111	1.25%	34.9%	12/31/2017	1.32	0	0	1.00%	35.2%	12/31/2017	1.32	0	0	0.75%	35.6%
12/31/2016	0.97	0	0	1.25%	-2.6%	12/31/2016	0.97	0	0	1.00%	-2.6%	12/31/2016	0.97	0	0	0.75%	-2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	0	$0	0.50%	15.4%	12/31/2019	$1.32	0	$0	0.25%	15.7%	12/31/2019	$1.33	0	$0	0.00%	16.0%
12/31/2018	1.14	0	0	0.50%	-14.1%	12/31/2018	1.14	0	0	0.25%	-13.8%	12/31/2018	1.15	0	0	0.00%	-13.6%
12/31/2017	1.32	0	0	0.50%	35.9%	12/31/2017	1.33	0	0	0.25%	36.2%	12/31/2017	1.33	0	0	0.00%	36.6%
12/31/2016	0.97	0	0	0.50%	-2.6%	12/31/2016	0.97	0	0	0.25%	-2.6%	12/31/2016	0.97	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.5%
2018	2.4%
2017	1.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Global Allocation 25-75 Portfolio Institutional Class - 06-CWK (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	1.25%	8.4%	12/31/2019	$1.11	0	$0	1.00%	8.7%	12/31/2019	$1.12	0	$0	0.75%	9.0%
12/31/2018	1.02	0	0	1.25%	-3.1%	12/31/2018	1.02	0	0	1.00%	-2.8%	12/31/2018	1.03	0	0	0.75%	-2.6%
12/31/2017	1.05	0	0	1.25%	5.3%	12/31/2017	1.05	0	0	1.00%	5.6%	12/31/2017	1.05	0	0	0.75%	5.8%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	9.2%	12/31/2019	$1.14	0	$0	0.25%	9.5%	12/31/2019	$1.15	0	$0	0.00%	9.8%
12/31/2018	1.03	0	0	0.50%	-2.3%	12/31/2018	1.04	0	0	0.25%	-2.1%	12/31/2018	1.04	0	0	0.00%	-1.8%
12/31/2017	1.06	0	0	0.50%	6.1%	12/31/2017	1.06	0	0	0.25%	6.4%	12/31/2017	1.06	0	0	0.00%	6.6%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Global Allocation 60-40 Portfolio Institutional Class - 06-CWM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,448	$1,419	76
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,448

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,448	1,201	$1.21
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$1,448	1,201

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$15
Mortality & expense charges	(5)
Net investment income (loss)	10

Gain (loss) on investments:
Net realized gain (loss)	(1)
Realized gain distributions	8
Net change in unrealized appreciation (depreciation)	61
Net gain (loss)	68

Increase (decrease) in net assets from operations	$78

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10	$5
Net realized gain (loss)	(1)	-
Realized gain distributions	8	1
Net change in unrealized appreciation (depreciation)	61	(32)

Increase (decrease) in net assets from operations	78	(26)

Contract owner transactions:
Proceeds from units sold	1,036	336
Cost of units redeemed	-	-
Account charges	(1)	-
Increase (decrease)	1,035	336
Net increase (decrease)	1,113	310
Net assets, beginning	335	25
Net assets, ending	$1,448	$335

Units sold	878	302
Units redeemed	(1)	-
Net increase (decrease)	877	302
Units outstanding, beginning	324	22
Units outstanding, ending	1,201	324

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,397
Cost of units redeemed/account charges	(1)
Net investment income (loss)	15
Net realized gain (loss)	(1)
Realized gain distributions	9
Net change in unrealized appreciation (depreciation)	29
Net assets	$1,448

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	1	$1	1.25%	16.7%	12/31/2019	$1.21	0	$0	1.00%	17.0%	12/31/2019	$1.22	0	$0	0.75%	17.3%
12/31/2018	1.03	0	0	1.25%	-7.6%	12/31/2018	1.04	0	0	1.00%	-7.3%	12/31/2018	1.04	0	0	0.75%	-7.1%
12/31/2017	1.12	0	0	1.25%	12.6%	12/31/2017	1.12	0	0	1.00%	12.9%	12/31/2017	1.12	0	0	0.75%	13.2%
12/31/2016	0.99	0	0	1.25%	-0.8%	12/31/2016	0.99	0	0	1.00%	-0.8%	12/31/2016	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.23	0	$0	0.50%	17.6%	12/31/2019	$1.24	0	$0	0.25%	17.9%	12/31/2019	$1.25	0	$0	0.00%	18.2%
12/31/2018	1.05	0	0	0.50%	-6.9%	12/31/2018	1.05	0	0	0.25%	-6.6%	12/31/2018	1.06	0	0	0.00%	-6.4%
12/31/2017	1.13	0	0	0.50%	13.5%	12/31/2017	1.13	0	0	0.25%	13.8%	12/31/2017	1.13	0	0	0.00%	14.0%
12/31/2016	0.99	0	0	0.50%	-0.7%	12/31/2016	0.99	0	0	0.25%	-0.7%	12/31/2016	0.99	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
2018	3.3%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Global Equity Portfolio Institutional Class - 06-CWN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,605,043	$4,267,905	185,741
Receivables: investments sold	12,484
Payables: investments purchased	-
Net assets	$4,617,527

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,617,527	3,542,594	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$4,617,527	3,542,594

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$83,405
Mortality & expense charges	(55,496)
Net investment income (loss)	27,909

Gain (loss) on investments:
Net realized gain (loss)	2,402
Realized gain distributions	22,291
Net change in unrealized appreciation (depreciation)	911,019
Net gain (loss)	935,712

Increase (decrease) in net assets from operations	$963,621

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$27,909	$25,321
Net realized gain (loss)	2,402	34,805
Realized gain distributions	22,291	24,304
Net change in unrealized appreciation (depreciation)	911,019	(741,563)

Increase (decrease) in net assets from operations	963,621	(657,133)

Contract owner transactions:
Proceeds from units sold	381,465	3,160,886
Cost of units redeemed	(628,734)	(811,103)
Account charges	(6,161)	(5,984)
Increase (decrease)	(253,430)	2,343,799
Net increase (decrease)	710,191	1,686,666
Net assets, beginning	3,907,336	2,220,670
Net assets, ending	$4,617,527	$3,907,336

Units sold	329,666	2,590,055
Units redeemed	(537,235)	(702,837)
Net increase (decrease)	(207,569)	1,887,218
Units outstanding, beginning	3,750,163	1,862,945
Units outstanding, ending	3,542,594	3,750,163

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,045,399
Cost of units redeemed/account charges	(1,926,607)
Net investment income (loss)	69,632
Net realized gain (loss)	38,655
Realized gain distributions	53,310
Net change in unrealized appreciation (depreciation)	337,138
Net assets	$4,617,527

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.30	3,543	$4,618	1.25%	25.1%	12/31/2019	$1.31	0	$0	1.00%	25.4%	12/31/2019	$1.32	0	$0	0.75%	25.7%
12/31/2018	1.04	3,750	3,907	1.25%	-12.6%	12/31/2018	1.05	0	0	1.00%	-12.4%	12/31/2018	1.05	0	0	0.75%	-12.2%
12/31/2017	1.19	1,863	2,221	1.25%	20.6%	12/31/2017	1.20	0	0	1.00%	20.9%	12/31/2017	1.20	0	0	0.75%	21.2%
12/31/2016	0.99	0	0	1.25%	-1.2%	12/31/2016	0.99	0	0	1.00%	-1.2%	12/31/2016	0.99	0	0	0.75%	-1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.33	0	$0	0.50%	26.0%	12/31/2019	$1.34	0	$0	0.25%	26.4%	12/31/2019	$1.35	0	$0	0.00%	26.7%
12/31/2018	1.06	0	0	0.50%	-11.9%	12/31/2018	1.06	0	0	0.25%	-11.7%	12/31/2018	1.07	0	0	0.00%	-11.5%
12/31/2017	1.20	0	0	0.50%	21.5%	12/31/2017	1.20	0	0	0.25%	21.8%	12/31/2017	1.21	0	0	0.00%	22.1%
12/31/2016	0.99	0	0	0.50%	-1.1%	12/31/2016	0.99	0	0	0.25%	-1.1%	12/31/2016	0.99	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.0%
2018	2.1%
2017	2.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA International Core Equity Portfolio Institutional Class - 06-CWP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,991,644	$4,821,277	360,675
Receivables: investments sold	-
Payables: investments purchased	(10,713)
Net assets	$4,980,931

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,980,931	4,039,403	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$4,980,931	4,039,403

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$69,348
Mortality & expense charges	(25,617)
Net investment income (loss)	43,731

Gain (loss) on investments:
Net realized gain (loss)	(32,501)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	375,667
Net gain (loss)	343,166

Increase (decrease) in net assets from operations	$386,897

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$43,731	$16,053
Net realized gain (loss)	(32,501)	12,364
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	375,667	(234,603)

Increase (decrease) in net assets from operations	386,897	(206,186)

Contract owner transactions:
Proceeds from units sold	4,130,021	1,505,573
Cost of units redeemed	(669,388)	(598,375)
Account charges	(9,785)	(2,768)
Increase (decrease)	3,450,848	904,430
Net increase (decrease)	3,837,745	698,244
Net assets, beginning	1,143,186	444,942
Net assets, ending	$4,980,931	$1,143,186

Units sold	3,594,282	1,283,500
Units redeemed	(669,004)	(523,078)
Net increase (decrease)	2,925,278	760,422
Units outstanding, beginning	1,114,125	353,703
Units outstanding, ending	4,039,403	1,114,125

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,050,365
Cost of units redeemed/account charges	(1,284,949)
Net investment income (loss)	64,910
Net realized gain (loss)	(19,762)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	170,367
Net assets	$4,980,931

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.23	4,039	$4,981	1.25%	20.2%	12/31/2019	$1.24	0	$0	1.00%	20.5%	12/31/2019	$1.25	0	$0	0.75%	20.8%
12/31/2018	1.03	1,114	1,143	1.25%	-18.4%	12/31/2018	1.03	0	0	1.00%	-18.2%	12/31/2018	1.04	0	0	0.75%	-18.0%
12/31/2017	1.26	354	445	1.25%	26.5%	12/31/2017	1.26	0	0	1.00%	26.8%	12/31/2017	1.26	0	0	0.75%	27.1%
12/31/2016	0.99	0	0	1.25%	-0.5%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	0	$0	0.50%	21.1%	12/31/2019	$1.27	0	$0	0.25%	21.4%	12/31/2019	$1.28	0	$0	0.00%	21.7%
12/31/2018	1.04	0	0	0.50%	-17.8%	12/31/2018	1.05	0	0	0.25%	-17.6%	12/31/2018	1.05	0	0	0.00%	-17.4%
12/31/2017	1.27	0	0	0.50%	27.4%	12/31/2017	1.27	0	0	0.25%	27.7%	12/31/2017	1.27	0	0	0.00%	28.1%
12/31/2016	1.00	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	3.4%
2017	3.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA International Small Company Portfolio Institutional Class - 06-CWR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,175	$13,567	750
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$14,182

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,182	11,294	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$14,182	11,294

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$327
Mortality & expense charges	(155)
Net investment income (loss)	172

Gain (loss) on investments:
Net realized gain (loss)	(6)
Realized gain distributions	289
Net change in unrealized appreciation (depreciation)	2,096
Net gain (loss)	2,379

Increase (decrease) in net assets from operations	$2,551

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$172	$185
Net realized gain (loss)	(6)	38
Realized gain distributions	289	522
Net change in unrealized appreciation (depreciation)	2,096	(1,488)

Increase (decrease) in net assets from operations	2,551	(743)

Contract owner transactions:
Proceeds from units sold	777	24,964
Cost of units redeemed	-	(13,351)
Account charges	-	(16)
Increase (decrease)	777	11,597
Net increase (decrease)	3,328	10,854
Net assets, beginning	10,854	-
Net assets, ending	$14,182	$10,854

Units sold	692	21,309
Units redeemed	-	(10,707)
Net increase (decrease)	692	10,602
Units outstanding, beginning	10,602	-
Units outstanding, ending	11,294	10,602

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$25,741
Cost of units redeemed/account charges	(13,367)
Net investment income (loss)	357
Net realized gain (loss)	32
Realized gain distributions	811
Net change in unrealized appreciation (depreciation)	608
Net assets	$14,182

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	11	$14	1.25%	22.7%	12/31/2019	$1.27	0	$0	1.00%	23.0%	12/31/2019	$1.28	0	$0	0.75%	23.3%
12/31/2018	1.02	11	11	1.25%	-20.4%	12/31/2018	1.03	0	0	1.00%	-20.2%	12/31/2018	1.03	0	0	0.75%	-20.0%
12/31/2017	1.29	0	0	1.25%	28.6%	12/31/2017	1.29	0	0	1.00%	29.0%	12/31/2017	1.29	0	0	0.75%	29.3%
12/31/2016	1.00	0	0	1.25%	0.0%	12/31/2016	1.00	0	0	1.00%	0.0%	12/31/2016	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	0	$0	0.50%	23.6%	12/31/2019	$1.29	0	$0	0.25%	23.9%	12/31/2019	$1.30	0	$0	0.00%	24.2%
12/31/2018	1.04	0	0	0.50%	-19.8%	12/31/2018	1.05	0	0	0.25%	-19.6%	12/31/2018	1.05	0	0	0.00%	-19.4%
12/31/2017	1.30	0	0	0.50%	29.6%	12/31/2017	1.30	0	0	0.25%	29.9%	12/31/2017	1.30	0	0	0.00%	30.2%
12/31/2016	1.00	0	0	0.50%	0.1%	12/31/2016	1.00	0	0	0.25%	0.1%	12/31/2016	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.6%
2018	3.9%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Investment Grade Portfolio Institutional Class - 06-CWT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,270,464	$1,209,631	113,201
Receivables: investments sold	3,057
Payables: investments purchased	-
Net assets	$1,273,521

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,273,521	1,167,941	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$1,273,521	1,167,941

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$32,741
Mortality & expense charges	(15,435)
Net investment income (loss)	17,306

Gain (loss) on investments:
Net realized gain (loss)	6,408
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	75,132
Net gain (loss)	81,540

Increase (decrease) in net assets from operations	$98,846

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$17,306	$13,575
Net realized gain (loss)	6,408	(13,040)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	75,132	(7,099)

Increase (decrease) in net assets from operations	98,846	(6,564)

Contract owner transactions:
Proceeds from units sold	198,379	905,254
Cost of units redeemed	(127,250)	(282,470)
Account charges	(1,162)	(629)
Increase (decrease)	69,967	622,155
Net increase (decrease)	168,813	615,591
Net assets, beginning	1,104,708	489,117
Net assets, ending	$1,273,521	$1,104,708

Units sold	185,540	905,598
Units redeemed	(117,827)	(285,242)
Net increase (decrease)	67,713	620,356
Units outstanding, beginning	1,100,228	479,872
Units outstanding, ending	1,167,941	1,100,228

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,610,571
Cost of units redeemed/account charges	(426,385)
Net investment income (loss)	35,148
Net realized gain (loss)	(6,646)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	60,833
Net assets	$1,273,521

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	1,168	$1,274	1.25%	8.6%	12/31/2019	$1.10	0	$0	1.00%	8.9%	12/31/2019	$1.11	0	$0	0.75%	9.1%
12/31/2018	1.00	1,100	1,105	1.25%	-1.5%	12/31/2018	1.01	0	0	1.00%	-1.2%	12/31/2018	1.01	0	0	0.75%	-1.0%
12/31/2017	1.02	480	489	1.25%	2.1%	12/31/2017	1.02	0	0	1.00%	2.3%	12/31/2017	1.02	0	0	0.75%	2.6%
12/31/2016	1.00	0	0	1.25%	-0.2%	12/31/2016	1.00	0	0	1.00%	-0.1%	12/31/2016	1.00	0	0	0.75%	-0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	9.4%	12/31/2019	$1.12	0	$0	0.25%	9.7%	12/31/2019	$1.13	0	$0	0.00%	10.0%
12/31/2018	1.02	0	0	0.50%	-0.7%	12/31/2018	1.02	0	0	0.25%	-0.5%	12/31/2018	1.03	0	0	0.00%	-0.2%
12/31/2017	1.03	0	0	0.50%	2.9%	12/31/2017	1.03	0	0	0.25%	3.1%	12/31/2017	1.03	0	0	0.00%	3.4%
12/31/2016	1.00	0	0	0.50%	-0.1%	12/31/2016	1.00	0	0	0.25%	-0.1%	12/31/2016	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.8%
2018	2.7%
2017	2.8%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Real Estate Securities Portfolio Institutional Class - 06-CWV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,517,976	$3,285,345	86,090
Receivables: investments sold	4,845
Payables: investments purchased	-
Net assets	$3,522,821

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,462,522	2,709,352	$1.28
Band 100	-	-	1.29
Band 75	60,299	46,466	1.30
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$3,522,821	2,755,818

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$55,790
Mortality & expense charges	(24,274)
Net investment income (loss)	31,516

Gain (loss) on investments:
Net realized gain (loss)	39,551
Realized gain distributions	4,619
Net change in unrealized appreciation (depreciation)	302,298
Net gain (loss)	346,468

Increase (decrease) in net assets from operations	$377,984

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$31,516	$24,196
Net realized gain (loss)	39,551	(955)
Realized gain distributions	4,619	-
Net change in unrealized appreciation (depreciation)	302,298	(70,200)

Increase (decrease) in net assets from operations	377,984	(46,959)

Contract owner transactions:
Proceeds from units sold	2,631,904	1,397,705
Cost of units redeemed	(719,259)	(232,379)
Account charges	(1,426)	(117)
Increase (decrease)	1,911,219	1,165,209
Net increase (decrease)	2,289,203	1,118,250
Net assets, beginning	1,233,618	115,368
Net assets, ending	$3,522,821	$1,233,618

Units sold	2,109,509	1,391,603
Units redeemed	(574,415)	(280,286)
Net increase (decrease)	1,535,094	1,111,317
Units outstanding, beginning	1,220,724	109,407
Units outstanding, ending	2,755,818	1,220,724

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,262,465
Cost of units redeemed/account charges	(1,071,952)
Net investment income (loss)	56,238
Net realized gain (loss)	38,759
Realized gain distributions	4,680
Net change in unrealized appreciation (depreciation)	232,631
Net assets	$3,522,821

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	2,709	$3,463	1.25%	26.5%	12/31/2019	$1.29	0	$0	1.00%	26.8%	12/31/2019	$1.30	46	$60	0.75%	27.1%
12/31/2018	1.01	1,175	1,187	1.25%	-4.2%	12/31/2018	1.02	0	0	1.00%	-4.0%	12/31/2018	1.02	46	47	0.75%	-3.7%
12/31/2017	1.05	109	115	1.25%	4.4%	12/31/2017	1.06	0	0	1.00%	4.7%	12/31/2017	1.06	0	0	0.75%	4.9%
12/31/2016	1.01	0	0	1.25%	1.0%	12/31/2016	1.01	0	0	1.00%	1.0%	12/31/2016	1.01	0	0	0.75%	1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	0	$0	0.50%	27.5%	12/31/2019	$1.32	0	$0	0.25%	27.8%	12/31/2019	$1.33	0	$0	0.00%	28.1%
12/31/2018	1.03	0	0	0.50%	-3.5%	12/31/2018	1.03	0	0	0.25%	-3.2%	12/31/2018	1.04	0	0	0.00%	-3.0%
12/31/2017	1.06	0	0	0.50%	5.2%	12/31/2017	1.07	0	0	0.25%	5.4%	12/31/2017	1.07	0	0	0.00%	5.7%
12/31/2016	1.01	0	0	0.50%	1.0%	12/31/2016	1.01	0	0	0.25%	1.1%	12/31/2016	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	4.5%
2017	1.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA U.S. Large Cap Growth Portfolio Institutional Class - 06-CWW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,473,670	$2,111,628	106,028
Receivables: investments sold	-
Payables: investments purchased	(17,000)
Net assets	$2,456,670

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,456,670	1,580,063	$1.55
Band 100	-	-	1.57
Band 75	-	-	1.58
Band 50	-	-	1.59
Band 25	-	-	1.60
Band 0	-	-	1.62
Total	$2,456,670	1,580,063

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$33,588
Mortality & expense charges	(23,768)
Net investment income (loss)	9,820

Gain (loss) on investments:
Net realized gain (loss)	60,858
Realized gain distributions	21,419
Net change in unrealized appreciation (depreciation)	400,827
Net gain (loss)	483,104

Increase (decrease) in net assets from operations	$492,924

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$9,820	$7,449
Net realized gain (loss)	60,858	57,687
Realized gain distributions	21,419	42,808
Net change in unrealized appreciation (depreciation)	400,827	(149,949)

Increase (decrease) in net assets from operations	492,924	(42,005)

Contract owner transactions:
Proceeds from units sold	810,819	419,715
Cost of units redeemed	(470,280)	(539,642)
Account charges	(1,506)	(1,628)
Increase (decrease)	339,033	(121,555)
Net increase (decrease)	831,957	(163,560)
Net assets, beginning	1,624,713	1,788,273
Net assets, ending	$2,456,670	$1,624,713

Units sold	552,020	330,759
Units redeemed	(335,961)	(419,729)
Net increase (decrease)	216,059	(88,970)
Units outstanding, beginning	1,364,004	1,452,974
Units outstanding, ending	1,580,063	1,364,004

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,122,325
Cost of units redeemed/account charges	(1,245,586)
Net investment income (loss)	21,960
Net realized gain (loss)	127,385
Realized gain distributions	68,544
Net change in unrealized appreciation (depreciation)	362,042
Net assets	$2,456,670

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.55	1,580	$2,457	1.25%	30.5%	12/31/2019	$1.57	0	$0	1.00%	30.9%	12/31/2019	$1.58	0	$0	0.75%	31.2%
12/31/2018	1.19	1,364	1,625	1.25%	-3.2%	12/31/2018	1.20	0	0	1.00%	-3.0%	12/31/2018	1.20	0	0	0.75%	-2.7%
12/31/2017	1.23	1,453	1,788	1.25%	24.0%	12/31/2017	1.23	0	0	1.00%	24.3%	12/31/2017	1.24	0	0	0.75%	24.6%
12/31/2016	0.99	0	0	1.25%	-0.7%	12/31/2016	0.99	0	0	1.00%	-0.7%	12/31/2016	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.59	0	$0	0.50%	31.5%	12/31/2019	$1.60	0	$0	0.25%	31.8%	12/31/2019	$1.62	0	$0	0.00%	32.2%
12/31/2018	1.21	0	0	0.50%	-2.5%	12/31/2018	1.22	0	0	0.25%	-2.2%	12/31/2018	1.22	0	0	0.00%	-2.0%
12/31/2017	1.24	0	0	0.50%	24.9%	12/31/2017	1.24	0	0	0.25%	25.2%	12/31/2017	1.25	0	0	0.00%	25.5%
12/31/2016	0.99	0	0	0.50%	-0.7%	12/31/2016	0.99	0	0	0.25%	-0.7%	12/31/2016	0.99	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	1.7%
2017	1.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA U.S. Large Company Portfolio - 06-CWX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,827,596	$1,677,897	73,598
Receivables: investments sold	-
Payables: investments purchased	(3,828)
Net assets	$1,823,768

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,823,768	1,242,063	$1.47
Band 100	-	-	1.48
Band 75	-	-	1.49
Band 50	-	-	1.50
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$1,823,768	1,242,063

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$40,716
Mortality & expense charges	(26,169)
Net investment income (loss)	14,547

Gain (loss) on investments:
Net realized gain (loss)	242,581
Realized gain distributions	12,262
Net change in unrealized appreciation (depreciation)	255,696
Net gain (loss)	510,539

Increase (decrease) in net assets from operations	$525,086

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14,547	$10,269
Net realized gain (loss)	242,581	12,825
Realized gain distributions	12,262	11,755
Net change in unrealized appreciation (depreciation)	255,696	(160,258)

Increase (decrease) in net assets from operations	525,086	(125,409)

Contract owner transactions:
Proceeds from units sold	1,834,293	1,743,837
Cost of units redeemed	(2,177,855)	(629,539)
Account charges	(1,161)	(315)
Increase (decrease)	(344,723)	1,113,983
Net increase (decrease)	180,363	988,574
Net assets, beginning	1,643,405	654,831
Net assets, ending	$1,823,768	$1,643,405

Units sold	1,383,331	1,416,919
Units redeemed	(1,593,848)	(510,583)
Net increase (decrease)	(210,517)	906,336
Units outstanding, beginning	1,452,580	546,244
Units outstanding, ending	1,242,063	1,452,580

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,224,739
Cost of units redeemed/account charges	(2,863,296)
Net investment income (loss)	30,294
Net realized gain (loss)	256,599
Realized gain distributions	25,733
Net change in unrealized appreciation (depreciation)	149,699
Net assets	$1,823,768

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.47	1,242	$1,824	1.25%	29.8%	12/31/2019	$1.48	0	$0	1.00%	30.1%	12/31/2019	$1.49	0	$0	0.75%	30.4%
12/31/2018	1.13	1,453	1,643	1.25%	-5.6%	12/31/2018	1.14	0	0	1.00%	-5.4%	12/31/2018	1.14	0	0	0.75%	-5.1%
12/31/2017	1.20	546	655	1.25%	20.2%	12/31/2017	1.20	0	0	1.00%	20.5%	12/31/2017	1.21	0	0	0.75%	20.8%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.50	0	$0	0.50%	30.8%	12/31/2019	$1.51	0	$0	0.25%	31.1%	12/31/2019	$1.53	0	$0	0.00%	31.4%
12/31/2018	1.15	0	0	0.50%	-4.9%	12/31/2018	1.15	0	0	0.25%	-4.7%	12/31/2018	1.16	0	0	0.00%	-4.4%
12/31/2017	1.21	0	0	0.50%	21.1%	12/31/2017	1.21	0	0	0.25%	21.4%	12/31/2017	1.21	0	0	0.00%	21.7%
12/31/2016	1.00	0	0	0.50%	-0.2%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	2.3%
2017	2.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA U.S. Small Cap Growth Portfolio Institutional Class - 06-CWY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$272,125	$264,297	14,056
Receivables: investments sold	10
Payables: investments purchased	-
Net assets	$272,135

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,079	21,550	$1.21
Band 100	-	-	1.22
Band 75	246,056	200,235	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$272,135	221,785

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,952
Mortality & expense charges	(2,181)
Net investment income (loss)	(229)

Gain (loss) on investments:
Net realized gain (loss)	(7,327)
Realized gain distributions	1,242
Net change in unrealized appreciation (depreciation)	70,885
Net gain (loss)	64,800

Increase (decrease) in net assets from operations	$64,571

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(229)	$223
Net realized gain (loss)	(7,327)	(3,386)
Realized gain distributions	1,242	12,442
Net change in unrealized appreciation (depreciation)	70,885	(63,766)

Increase (decrease) in net assets from operations	64,571	(54,487)

Contract owner transactions:
Proceeds from units sold	61,864	338,160
Cost of units redeemed	(147,668)	-
Account charges	(30)	(32)
Increase (decrease)	(85,834)	338,128
Net increase (decrease)	(21,263)	283,641
Net assets, beginning	293,398	9,757
Net assets, ending	$272,135	$293,398

Units sold	51,711	560,690
Units redeemed	(129,142)	(270,170)
Net increase (decrease)	(77,431)	290,520
Units outstanding, beginning	299,216	8,696
Units outstanding, ending	221,785	299,216

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$410,920
Cost of units redeemed/account charges	(149,815)
Net investment income (loss)	(22)
Net realized gain (loss)	(10,554)
Realized gain distributions	13,778
Net change in unrealized appreciation (depreciation)	7,828
Net assets	$272,135

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	22	$26	1.25%	24.6%	12/31/2019	$1.22	0	$0	1.00%	24.9%	12/31/2019	$1.23	200	$246	0.75%	25.2%
12/31/2018	0.97	23	23	1.25%	-13.4%	12/31/2018	0.98	0	0	1.00%	-13.2%	12/31/2018	0.98	276	271	0.75%	-13.0%
12/31/2017	1.12	9	10	1.25%	14.8%	12/31/2017	1.12	0	0	1.00%	15.1%	12/31/2017	1.13	0	0	0.75%	15.3%
12/31/2016	0.98	0	0	1.25%	-2.2%	12/31/2016	0.98	0	0	1.00%	-2.2%	12/31/2016	0.98	0	0	0.75%	-2.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	0	$0	0.50%	25.5%	12/31/2019	$1.25	0	$0	0.25%	25.8%	12/31/2019	$1.26	0	$0	0.00%	26.2%
12/31/2018	0.99	0	0	0.50%	-12.8%	12/31/2018	0.99	0	0	0.25%	-12.6%	12/31/2018	1.00	0	0	0.00%	-12.3%
12/31/2017	1.13	0	0	0.50%	15.6%	12/31/2017	1.13	0	0	0.25%	15.9%	12/31/2017	1.14	0	0	0.00%	16.2%
12/31/2016	0.98	0	0	0.50%	-2.2%	12/31/2016	0.98	0	0	0.25%	-2.2%	12/31/2016	0.98	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	1.4%
2017	0.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA U.S. Targeted Value Portfolio Institutional Class - 06-CXC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,207,567	$9,022,882	385,702
Receivables: investments sold	-
Payables: investments purchased	(266,995)
Net assets	$8,940,572

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,940,572	8,509,036	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$8,940,572	8,509,036

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$111,402
Mortality & expense charges	(94,744)
Net investment income (loss)	16,658

Gain (loss) on investments:
Net realized gain (loss)	(179,546)
Realized gain distributions	220,567
Net change in unrealized appreciation (depreciation)	1,379,274
Net gain (loss)	1,420,295

Increase (decrease) in net assets from operations	$1,436,953

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$16,658	$(2,843)
Net realized gain (loss)	(179,546)	10,501
Realized gain distributions	220,567	193,627
Net change in unrealized appreciation (depreciation)	1,379,274	(1,238,185)

Increase (decrease) in net assets from operations	1,436,953	(1,036,900)

Contract owner transactions:
Proceeds from units sold	3,347,691	6,926,342
Cost of units redeemed	(1,840,495)	(1,821,929)
Account charges	(11,048)	(4,021)
Increase (decrease)	1,496,148	5,100,392
Net increase (decrease)	2,933,101	4,063,492
Net assets, beginning	6,007,471	1,943,979
Net assets, ending	$8,940,572	$6,007,471

Units sold	3,655,492	6,884,280
Units redeemed	(2,005,435)	(1,871,198)
Net increase (decrease)	1,650,057	5,013,082
Units outstanding, beginning	6,858,979	1,845,897
Units outstanding, ending	8,509,036	6,858,979

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$12,612,260
Cost of units redeemed/account charges	(4,200,419)
Net investment income (loss)	16,581
Net realized gain (loss)	(167,103)
Realized gain distributions	494,568
Net change in unrealized appreciation (depreciation)	184,685
Net assets	$8,940,572

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	8,509	$8,941	1.25%	20.0%	12/31/2019	$1.06	0	$0	1.00%	20.3%	12/31/2019	$1.07	0	$0	0.75%	20.6%
12/31/2018	0.88	6,859	6,007	1.25%	-16.8%	12/31/2018	0.88	0	0	1.00%	-16.6%	12/31/2018	0.88	0	0	0.75%	-16.4%
12/31/2017	1.05	1,846	1,944	1.25%	8.2%	12/31/2017	1.06	0	0	1.00%	8.5%	12/31/2017	1.06	0	0	0.75%	8.8%
12/31/2016	0.97	0	0	1.25%	-2.7%	12/31/2016	0.97	0	0	1.00%	-2.7%	12/31/2016	0.97	0	0	0.75%	-2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	20.9%	12/31/2019	$1.08	0	$0	0.25%	21.2%	12/31/2019	$1.09	0	$0	0.00%	21.5%
12/31/2018	0.89	0	0	0.50%	-16.2%	12/31/2018	0.89	0	0	0.25%	-16.0%	12/31/2018	0.90	0	0	0.00%	-15.8%
12/31/2017	1.06	0	0	0.50%	9.0%	12/31/2017	1.06	0	0	0.25%	9.3%	12/31/2017	1.07	0	0	0.00%	9.6%
12/31/2016	0.97	0	0	0.50%	-2.7%	12/31/2016	0.97	0	0	0.25%	-2.6%	12/31/2016	0.97	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	0.9%
2017	1.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA World Ex U.S. Government Fixed Income Portfolio Institutional Cl - 06-CXF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,964,757	$1,967,723	185,081
Receivables: investments sold	-
Payables: investments purchased	(69,527)
Net assets	$1,895,230

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,895,230	1,684,848	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$1,895,230	1,684,848

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$60,856
Mortality & expense charges	(21,105)
Net investment income (loss)	39,751

Gain (loss) on investments:
Net realized gain (loss)	15,513
Realized gain distributions	20,389
Net change in unrealized appreciation (depreciation)	36,277
Net gain (loss)	72,179

Increase (decrease) in net assets from operations	$111,930

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$39,751	$70,944
Net realized gain (loss)	15,513	2,240
Realized gain distributions	20,389	4,630
Net change in unrealized appreciation (depreciation)	36,277	(53,029)

Increase (decrease) in net assets from operations	111,930	24,785

Contract owner transactions:
Proceeds from units sold	1,026,860	1,144,096
Cost of units redeemed	(701,203)	(707,872)
Account charges	(1,317)	(979)
Increase (decrease)	324,340	435,245
Net increase (decrease)	436,270	460,030
Net assets, beginning	1,458,960	998,930
Net assets, ending	$1,895,230	$1,458,960

Units sold	922,082	1,110,674
Units redeemed	(627,225)	(691,323)
Net increase (decrease)	294,857	419,351
Units outstanding, beginning	1,389,991	970,640
Units outstanding, ending	1,684,848	1,389,991

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,396,653
Cost of units redeemed/account charges	(1,649,790)
Net investment income (loss)	107,398
Net realized gain (loss)	18,916
Realized gain distributions	25,019
Net change in unrealized appreciation (depreciation)	(2,966)
Net assets	$1,895,230

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	1,685	$1,895	1.25%	7.2%	12/31/2019	$1.13	0	$0	1.00%	7.4%	12/31/2019	$1.14	0	$0	0.75%	7.7%
12/31/2018	1.05	1,390	1,459	1.25%	2.0%	12/31/2018	1.06	0	0	1.00%	2.2%	12/31/2018	1.06	0	0	0.75%	2.5%
12/31/2017	1.03	971	999	1.25%	1.9%	12/31/2017	1.03	0	0	1.00%	2.2%	12/31/2017	1.03	0	0	0.75%	2.4%
12/31/2016	1.01	0	0	1.25%	1.0%	12/31/2016	1.01	0	0	1.00%	1.0%	12/31/2016	1.01	0	0	0.75%	1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	8.0%	12/31/2019	$1.16	0	$0	0.25%	8.2%	12/31/2019	$1.17	0	$0	0.00%	8.5%
12/31/2018	1.07	0	0	0.50%	2.8%	12/31/2018	1.07	0	0	0.25%	3.0%	12/31/2018	1.08	0	0	0.00%	3.3%
12/31/2017	1.04	0	0	0.50%	2.7%	12/31/2017	1.04	0	0	0.25%	2.9%	12/31/2017	1.04	0	0	0.00%	3.2%
12/31/2016	1.01	0	0	0.50%	1.0%	12/31/2016	1.01	0	0	0.25%	1.1%	12/31/2016	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.6%
2018	6.9%
2017	0.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Commodity Strategy Portfolio Institutional Class - 06-GKJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$363,201	$371,563	64,244
Receivables: investments sold	-
Payables: investments purchased	(7,286)
Net assets	$355,915

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$355,915	363,133	$0.98
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$355,915	363,133

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$5,309
Mortality & expense charges	(4,200)
Net investment income (loss)	1,109

Gain (loss) on investments:
Net realized gain (loss)	(2,279)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	21,905
Net gain (loss)	19,626

Increase (decrease) in net assets from operations	$20,735

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,109	$3,435
Net realized gain (loss)	(2,279)	133
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	21,905	(30,267)

Increase (decrease) in net assets from operations	20,735	(26,699)

Contract owner transactions:
Proceeds from units sold	92,936	345,554
Cost of units redeemed	(56,403)	(18,951)
Account charges	(853)	(404)
Increase (decrease)	35,680	326,199
Net increase (decrease)	56,415	299,500
Net assets, beginning	299,500	-
Net assets, ending	$355,915	$299,500

Units sold	99,290	345,142
Units redeemed	(61,953)	(19,346)
Net increase (decrease)	37,337	325,796
Units outstanding, beginning	325,796	-
Units outstanding, ending	363,133	325,796

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$438,490
Cost of units redeemed/account charges	(76,611)
Net investment income (loss)	4,544
Net realized gain (loss)	(2,146)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(8,362)
Net assets	$355,915

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.98	363	$356	1.25%	6.6%	12/31/2019	$0.99	0	$0	1.00%	6.9%	12/31/2019	$0.99	0	$0	0.75%	7.2%
12/31/2018	0.92	326	300	1.25%	-12.3%	12/31/2018	0.92	0	0	1.00%	-12.1%	12/31/2018	0.92	0	0	0.75%	-11.9%
12/31/2017	1.05	0	0	1.25%	4.8%	12/31/2017	1.05	0	0	1.00%	4.9%	12/31/2017	1.05	0	0	0.75%	4.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.00	0	$0	0.50%	7.4%	12/31/2019	$1.00	0	$0	0.25%	7.7%	12/31/2019	$1.01	0	$0	0.00%	8.0%
12/31/2018	0.93	0	0	0.50%	-11.7%	12/31/2018	0.93	0	0	0.25%	-11.4%	12/31/2018	0.93	0	0	0.00%	-11.2%
12/31/2017	1.05	0	0	0.50%	4.9%	12/31/2017	1.05	0	0	0.25%	4.9%	12/31/2017	1.05	0	0	0.00%	4.9%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	3.2%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Inflation-Protected Securities Portfolio Institutional Class - 06-GKK
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$204,072	$203,005	17,019
Receivables: investments sold	1,018
Payables: investments purchased	-
Net assets	$205,090

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$205,090	195,873	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$205,090	195,873

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,799
Mortality & expense charges	(2,552)
Net investment income (loss)	1,247

Gain (loss) on investments:
Net realized gain (loss)	8,955
Realized gain distributions	152
Net change in unrealized appreciation (depreciation)	657
Net gain (loss)	9,764

Increase (decrease) in net assets from operations	$11,011

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,247	$347
Net realized gain (loss)	8,955	(1)
Realized gain distributions	152	-
Net change in unrealized appreciation (depreciation)	657	410

Increase (decrease) in net assets from operations	11,011	756

Contract owner transactions:
Proceeds from units sold	280,271	126,344
Cost of units redeemed	(212,955)	(237)
Account charges	(96)	(4)
Increase (decrease)	67,220	126,103
Net increase (decrease)	78,231	126,859
Net assets, beginning	126,859	-
Net assets, ending	$205,090	$126,859

Units sold	276,432	130,020
Units redeemed	(210,331)	(248)
Net increase (decrease)	66,101	129,772
Units outstanding, beginning	129,772	-
Units outstanding, ending	195,873	129,772

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$406,615
Cost of units redeemed/account charges	(213,292)
Net investment income (loss)	1,594
Net realized gain (loss)	8,954
Realized gain distributions	152
Net change in unrealized appreciation (depreciation)	1,067
Net assets	$205,090

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	196	$205	1.25%	7.1%	12/31/2019	$1.05	0	$0	1.00%	7.4%	12/31/2019	$1.06	0	$0	0.75%	7.6%
12/31/2018	0.98	130	127	1.25%	-2.5%	12/31/2018	0.98	0	0	1.00%	-2.3%	12/31/2018	0.98	0	0	0.75%	-2.0%
12/31/2017	1.00	0	0	1.25%	0.3%	12/31/2017	1.00	0	0	1.00%	0.3%	12/31/2017	1.00	0	0	0.75%	0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	7.9%	12/31/2019	$1.07	0	$0	0.25%	8.2%	12/31/2019	$1.07	0	$0	0.00%	8.5%
12/31/2018	0.99	0	0	0.50%	-1.8%	12/31/2018	0.99	0	0	0.25%	-1.5%	12/31/2018	0.99	0	0	0.00%	-1.3%
12/31/2017	1.00	0	0	0.50%	0.3%	12/31/2017	1.00	0	0	0.25%	0.3%	12/31/2017	1.00	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	0.8%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA U.S. Small Cap Portfolio Institutional Class - 06-GFK
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,270,294	$1,270,118	35,156
Receivables: investments sold	-
Payables: investments purchased	(38,759)
Net assets	$1,231,535

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,231,535	1,118,882	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.13
Total	$1,231,535	1,118,882

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,902
Mortality & expense charges	(6,246)
Net investment income (loss)	(1,344)

Gain (loss) on investments:
Net realized gain (loss)	(3,661)
Realized gain distributions	11,274
Net change in unrealized appreciation (depreciation)	82,551
Net gain (loss)	90,164

Increase (decrease) in net assets from operations	$88,820

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,344)	$(1,493)
Net realized gain (loss)	(3,661)	360
Realized gain distributions	11,274	15,515
Net change in unrealized appreciation (depreciation)	82,551	(79,931)

Increase (decrease) in net assets from operations	88,820	(65,549)

Contract owner transactions:
Proceeds from units sold	1,247,808	60,141
Cost of units redeemed	(505,487)	(22,433)
Account charges	(1,330)	(2,613)
Increase (decrease)	740,991	35,095
Net increase (decrease)	829,811	(30,454)
Net assets, beginning	401,724	432,178
Net assets, ending	$1,231,535	$401,724

Units sold	1,142,760	56,991
Units redeemed	(462,712)	(23,154)
Net increase (decrease)	680,048	33,837
Units outstanding, beginning	438,834	404,997
Units outstanding, ending	1,118,882	438,834

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,142,972
Cost of units redeemed/account charges	(949,237)
Net investment income (loss)	(1,964)
Net realized gain (loss)	(3,287)
Realized gain distributions	42,875
Net change in unrealized appreciation (depreciation)	176
Net assets	$1,231,535

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	1,119	$1,232	1.25%	20.2%	12/31/2019	$1.11	0	$0	1.00%	20.5%	12/31/2019	$1.11	0	$0	0.75%	20.8%
12/31/2018	0.92	439	402	1.25%	-14.2%	12/31/2018	0.92	0	0	1.00%	-14.0%	12/31/2018	0.92	0	0	0.75%	-13.8%
12/31/2017	1.07	405	432	1.25%	6.7%	12/31/2017	1.07	0	0	1.00%	6.8%	12/31/2017	1.07	0	0	0.75%	6.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	21.1%	12/31/2019	$1.13	0	$0	0.25%	21.4%	12/31/2019	$1.13	0	$0	0.00%	21.7%
12/31/2018	0.93	0	0	0.50%	-13.6%	12/31/2018	0.93	0	0	0.25%	-13.3%	12/31/2018	0.93	0	0	0.00%	-13.1%
12/31/2017	1.07	0	0	0.50%	7.1%	12/31/2017	1.07	0	0	0.25%	7.2%	12/31/2017	1.07	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.6%
2018	1.0%
2017	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Emerging Markets Core Equity Portfolio Institutional Class - 06-3F9
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$323,842	$313,405	14,529
Receivables: investments sold	-
Payables: investments purchased	(7,536)
Net assets	$316,306

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$316,306	303,419	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$316,306	303,419

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$7,594
Mortality & expense charges	(4,001)
Net investment income (loss)	3,593

Gain (loss) on investments:
Net realized gain (loss)	(6,436)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	44,732
Net gain (loss)	38,296

Increase (decrease) in net assets from operations	$41,889

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,593	$4,202
Net realized gain (loss)	(6,436)	(3,041)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	44,732	(34,295)

Increase (decrease) in net assets from operations	41,889	(33,134)

Contract owner transactions:
Proceeds from units sold	92,068	374,475
Cost of units redeemed	(130,082)	(27,757)
Account charges	(758)	(395)
Increase (decrease)	(38,772)	346,323
Net increase (decrease)	3,117	313,189
Net assets, beginning	313,189	-
Net assets, ending	$316,306	$313,189

Units sold	94,295	376,010
Units redeemed	(135,158)	(31,728)
Net increase (decrease)	(40,863)	344,282
Units outstanding, beginning	344,282	-
Units outstanding, ending	303,419	344,282

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$466,543
Cost of units redeemed/account charges	(158,992)
Net investment income (loss)	7,795
Net realized gain (loss)	(9,477)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	10,437
Net assets	$316,306

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	303	$316	1.25%	14.6%	12/31/2019	$1.05	0	$0	1.00%	14.9%	12/31/2019	$1.05	0	$0	0.75%	15.2%
12/31/2018	0.91	344	313	1.25%	-9.0%	12/31/2018	0.91	0	0	1.00%	-8.9%	12/31/2018	0.91	0	0	0.75%	-8.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	0.50%	15.5%	12/31/2019	$1.06	0	$0	0.25%	15.7%	12/31/2019	$1.06	0	$0	0.00%	16.0%
12/31/2018	0.91	0	0	0.50%	-8.7%	12/31/2018	0.91	0	0	0.25%	-8.5%	12/31/2018	0.92	0	0	0.00%	-8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.4%
2018	3.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Emerging Markets Sustainability Core 1 Portfolio Institutional Cl - 06-3CV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,344	$3,064	356
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$3,346

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,346	3,203	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$3,346	3,203

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$48
Mortality & expense charges	(23)
Net investment income (loss)	25

Gain (loss) on investments:
Net realized gain (loss)	1
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	275
Net gain (loss)	276

Increase (decrease) in net assets from operations	$301

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$25	$-
Net realized gain (loss)	1	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	275	5

Increase (decrease) in net assets from operations	301	5

Contract owner transactions:
Proceeds from units sold	2,725	315
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	2,725	315
Net increase (decrease)	3,026	320
Net assets, beginning	320	-
Net assets, ending	$3,346	$320

Units sold	2,850	353
Units redeemed	-	-
Net increase (decrease)	2,850	353
Units outstanding, beginning	353	-
Units outstanding, ending	3,203	353

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,040
Cost of units redeemed/account charges	-
Net investment income (loss)	25
Net realized gain (loss)	1
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	280
Net assets	$3,346

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	3	$3	1.25%	15.2%	12/31/2019	$1.05	0	$0	1.00%	15.5%	12/31/2019	$1.05	0	$0	0.75%	15.8%
12/31/2018	0.91	0	0	1.25%	-9.3%	12/31/2018	0.91	0	0	1.00%	-9.2%	12/31/2018	0.91	0	0	0.75%	-9.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	16.1%	12/31/2019	$1.06	0	$0	0.25%	16.4%	12/31/2019	$1.06	0	$0	0.00%	16.7%
12/31/2018	0.91	0	0	0.50%	-9.0%	12/31/2018	0.91	0	0	0.25%	-8.9%	12/31/2018	0.91	0	0	0.00%	-8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.6%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Five-Year Global Fixed Income Portfolio Institutional Class - 06-3C4
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,399	$4,386	421
Receivables: investments sold	125
Payables: investments purchased	-
Net assets	$4,524

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,524	4,336	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$4,524	4,336

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$98
Mortality & expense charges	(47)
Net investment income (loss)	51

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	42
Net gain (loss)	42

Increase (decrease) in net assets from operations	$93

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$51	$35
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	42	(29)

Increase (decrease) in net assets from operations	93	6

Contract owner transactions:
Proceeds from units sold	1,449	2,982
Cost of units redeemed	(6)	-
Account charges	-	-
Increase (decrease)	1,443	2,982
Net increase (decrease)	1,536	2,988
Net assets, beginning	2,988	-
Net assets, ending	$4,524	$2,988

Units sold	1,399	2,943
Units redeemed	(6)	-
Net increase (decrease)	1,393	2,943
Units outstanding, beginning	2,943	-
Units outstanding, ending	4,336	2,943

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,431
Cost of units redeemed/account charges	(6)
Net investment income (loss)	86
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	13
Net assets	$4,524

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	4	$5	1.25%	2.7%	12/31/2019	$1.05	0	$0	1.00%	3.0%	12/31/2019	$1.05	0	$0	0.75%	3.3%
12/31/2018	1.02	3	3	1.25%	1.5%	12/31/2018	1.02	0	0	1.00%	1.7%	12/31/2018	1.02	0	0	0.75%	1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	3.5%	12/31/2019	$1.06	0	$0	0.25%	3.8%	12/31/2019	$1.06	0	$0	0.00%	4.0%
12/31/2018	1.02	0	0	0.50%	2.0%	12/31/2018	1.02	0	0	0.25%	2.2%	12/31/2018	1.02	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.6%
2018	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Global Real Estate Securities Portfolio - 06-3CW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$442,920	$424,257	37,947
Receivables: investments sold	4,475
Payables: investments purchased	-
Net assets	$447,395

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$447,395	373,671	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.22
Total	$447,395	373,671

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$24,399
Mortality & expense charges	(5,102)
Net investment income (loss)	19,297

Gain (loss) on investments:
Net realized gain (loss)	3,589
Realized gain distributions	4,343
Net change in unrealized appreciation (depreciation)	60,464
Net gain (loss)	68,396

Increase (decrease) in net assets from operations	$87,693

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$19,297	$15,946
Net realized gain (loss)	3,589	(973)
Realized gain distributions	4,343	-
Net change in unrealized appreciation (depreciation)	60,464	(41,801)

Increase (decrease) in net assets from operations	87,693	(26,828)

Contract owner transactions:
Proceeds from units sold	118,543	424,648
Cost of units redeemed	(107,156)	(48,040)
Account charges	(998)	(467)
Increase (decrease)	10,389	376,141
Net increase (decrease)	98,082	349,313
Net assets, beginning	349,313	-
Net assets, ending	$447,395	$349,313

Units sold	104,896	413,487
Units redeemed	(95,414)	(49,298)
Net increase (decrease)	9,482	364,189
Units outstanding, beginning	364,189	-
Units outstanding, ending	373,671	364,189

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$543,191
Cost of units redeemed/account charges	(156,661)
Net investment income (loss)	35,243
Net realized gain (loss)	2,616
Realized gain distributions	4,343
Net change in unrealized appreciation (depreciation)	18,663
Net assets	$447,395

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	374	$447	1.25%	24.8%	12/31/2019	$1.20	0	$0	1.00%	25.1%	12/31/2019	$1.21	0	$0	0.75%	25.5%
12/31/2018	0.96	364	349	1.25%	-4.1%	12/31/2018	0.96	0	0	1.00%	-4.0%	12/31/2018	0.96	0	0	0.75%	-3.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	0	$0	0.50%	25.8%	12/31/2019	$1.22	0	$0	0.25%	26.1%	12/31/2019	$1.22	0	$0	0.00%	26.4%
12/31/2018	0.96	0	0	0.50%	-3.7%	12/31/2018	0.96	0	0	0.25%	-3.6%	12/31/2018	0.97	0	0	0.00%	-3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	6.1%
2018	10.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA International Sustainability Core 1 Portfolio - 06-3C7
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$226,820	$220,572	20,547
Receivables: investments sold	-
Payables: investments purchased	(178)
Net assets	$226,642

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$226,642	223,833	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$226,642	223,833

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,031
Mortality & expense charges	(618)
Net investment income (loss)	1,413

Gain (loss) on investments:
Net realized gain (loss)	(2,784)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	11,298
Net gain (loss)	8,514

Increase (decrease) in net assets from operations	$9,927

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,413	$207
Net realized gain (loss)	(2,784)	(9)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	11,298	(5,050)

Increase (decrease) in net assets from operations	9,927	(4,852)

Contract owner transactions:
Proceeds from units sold	219,114	35,445
Cost of units redeemed	(32,685)	(7)
Account charges	(276)	(24)
Increase (decrease)	186,153	35,414
Net increase (decrease)	196,080	30,562
Net assets, beginning	30,562	-
Net assets, ending	$226,642	$30,562

Units sold	224,806	37,052
Units redeemed	(37,999)	(26)
Net increase (decrease)	186,807	37,026
Units outstanding, beginning	37,026	-
Units outstanding, ending	223,833	37,026

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$254,559
Cost of units redeemed/account charges	(32,992)
Net investment income (loss)	1,620
Net realized gain (loss)	(2,793)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	6,248
Net assets	$226,642

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	224	$227	1.25%	22.7%	12/31/2019	$1.02	0	$0	1.00%	23.0%	12/31/2019	$1.02	0	$0	0.75%	23.3%
12/31/2018	0.83	37	31	1.25%	-17.5%	12/31/2018	0.83	0	0	1.00%	-17.3%	12/31/2018	0.83	0	0	0.75%	-17.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.02	0	$0	0.50%	23.6%	12/31/2019	$1.03	0	$0	0.25%	23.9%	12/31/2019	$1.03	0	$0	0.00%	24.2%
12/31/2018	0.83	0	0	0.50%	-17.1%	12/31/2018	0.83	0	0	0.25%	-16.9%	12/31/2018	0.83	0	0	0.00%	-16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	2.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA U.S. Large Cap Value Portfolio Institutional Class - 06-3C3
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$300,939	$297,756	7,785
Receivables: investments sold	212
Payables: investments purchased	-
Net assets	$301,151

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$301,151	279,162	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$301,151	279,162

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4
Mortality & expense charges	(144)
Net investment income (loss)	(140)

Gain (loss) on investments:
Net realized gain (loss)	(4)
Realized gain distributions	4
Net change in unrealized appreciation (depreciation)	3,221
Net gain (loss)	3,221

Increase (decrease) in net assets from operations	$3,081

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(140)	$1
Net realized gain (loss)	(4)	-
Realized gain distributions	4	9
Net change in unrealized appreciation (depreciation)	3,221	(38)

Increase (decrease) in net assets from operations	3,081	(28)

Contract owner transactions:
Proceeds from units sold	594,494	220
Cost of units redeemed	(296,613)	(3)
Account charges	-	-
Increase (decrease)	297,881	217
Net increase (decrease)	300,962	189
Net assets, beginning	189	-
Net assets, ending	$301,151	$189

Units sold	554,654	220
Units redeemed	(275,709)	(3)
Net increase (decrease)	278,945	217
Units outstanding, beginning	217	-
Units outstanding, ending	279,162	217

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$594,714
Cost of units redeemed/account charges	(296,616)
Net investment income (loss)	(139)
Net realized gain (loss)	(4)
Realized gain distributions	13
Net change in unrealized appreciation (depreciation)	3,183
Net assets	$301,151

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	279	$301	1.25%	23.9%	12/31/2019	$1.08	0	$0	1.00%	24.2%	12/31/2019	$1.09	0	$0	0.75%	24.5%
12/31/2018	0.87	0	0	1.25%	-12.9%	12/31/2018	0.87	0	0	1.00%	-12.8%	12/31/2018	0.87	0	0	0.75%	-12.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	24.8%	12/31/2019	$1.10	0	$0	0.25%	25.1%	12/31/2019	$1.10	0	$0	0.00%	25.5%
12/31/2018	0.87	0	0	0.50%	-12.5%	12/31/2018	0.88	0	0	0.25%	-12.4%	12/31/2018	0.88	0	0	0.00%	-12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA U.S. Sustainability Core 1 Portfolio - 06-3C6
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,397	$37,935	1,605
Receivables: investments sold	-
Payables: investments purchased	(255)
Net assets	$40,142

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,142	34,286	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.19
Band 0	-	-	1.19
Total	$40,142	34,286

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$262
Mortality & expense charges	(270)
Net investment income (loss)	(8)

Gain (loss) on investments:
Net realized gain (loss)	(588)
Realized gain distributions	167
Net change in unrealized appreciation (depreciation)	5,618
Net gain (loss)	5,197

Increase (decrease) in net assets from operations	$5,189

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8)	$58
Net realized gain (loss)	(588)	(5)
Realized gain distributions	167	153
Net change in unrealized appreciation (depreciation)	5,618	(3,156)

Increase (decrease) in net assets from operations	5,189	(2,950)

Contract owner transactions:
Proceeds from units sold	32,410	23,458
Cost of units redeemed	(17,943)	(9)
Account charges	(1)	(12)
Increase (decrease)	14,466	23,437
Net increase (decrease)	19,655	20,487
Net assets, beginning	20,487	-
Net assets, ending	$40,142	$20,487

Units sold	29,109	22,912
Units redeemed	(17,723)	(12)
Net increase (decrease)	11,386	22,900
Units outstanding, beginning	22,900	-
Units outstanding, ending	34,286	22,900

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$55,868
Cost of units redeemed/account charges	(17,965)
Net investment income (loss)	50
Net realized gain (loss)	(593)
Realized gain distributions	320
Net change in unrealized appreciation (depreciation)	2,462
Net assets	$40,142

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	34	$40	1.25%	30.9%	12/31/2019	$1.18	0	$0	1.00%	31.2%	12/31/2019	$1.18	0	$0	0.75%	31.5%
12/31/2018	0.89	23	20	1.25%	-10.5%	12/31/2018	0.90	0	0	1.00%	-10.4%	12/31/2018	0.90	0	0	0.75%	-10.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	0.50%	31.9%	12/31/2019	$1.19	0	$0	0.25%	32.2%	12/31/2019	$1.19	0	$0	0.00%	32.5%
12/31/2018	0.90	0	0	0.50%	-10.1%	12/31/2018	0.90	0	0	0.25%	-10.0%	12/31/2018	0.90	0	0	0.00%	-9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Dimensional 2005 Target Date Retirement Income Fund Inst Cl - 06-3PJ (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	9.0%	12/31/2019	$1.09	0	$0	1.00%	9.3%	12/31/2019	$1.09	0	$0	0.75%	9.6%
12/31/2018	1.00	0	0	1.25%	-0.4%	12/31/2018	1.00	0	0	1.00%	-0.4%	12/31/2018	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	9.9%	12/31/2019	$1.10	0	$0	0.25%	10.1%	12/31/2019	$1.10	0	$0	0.00%	10.4%
12/31/2018	1.00	0	0	0.50%	-0.4%	12/31/2018	1.00	0	0	0.25%	-0.3%	12/31/2018	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Dimensional 2010 Target Date Retirement Income Fund Inst Cl - 06-3PK (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	1.25%	11.5%	12/31/2019	$1.11	0	$0	1.00%	11.8%	12/31/2019	$1.12	0	$0	0.75%	12.1%
12/31/2018	1.00	0	0	1.25%	-0.5%	12/31/2018	1.00	0	0	1.00%	-0.4%	12/31/2018	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	12.3%	12/31/2019	$1.12	0	$0	0.25%	12.6%	12/31/2019	$1.12	0	$0	0.00%	12.9%
12/31/2018	1.00	0	0	0.50%	-0.4%	12/31/2018	1.00	0	0	0.25%	-0.4%	12/31/2018	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Dimensional 2015 Target Date Retirement Income Fund Inst Cl - 06-3PM (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	1.25%	12.7%	12/31/2019	$1.12	0	$0	1.00%	12.9%	12/31/2019	$1.13	0	$0	0.75%	13.2%
12/31/2018	1.00	0	0	1.25%	-0.5%	12/31/2018	1.00	0	0	1.00%	-0.5%	12/31/2018	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	13.5%	12/31/2019	$1.13	0	$0	0.25%	13.8%	12/31/2019	$1.14	0	$0	0.00%	14.1%
12/31/2018	1.00	0	0	0.50%	-0.4%	12/31/2018	1.00	0	0	0.25%	-0.4%	12/31/2018	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Dimensional 2020 Target Date Retirement Income Fund Inst Cl - 06-3PN (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	1.25%	14.2%	12/31/2019	$1.14	0	$0	1.00%	14.5%	12/31/2019	$1.14	0	$0	0.75%	14.8%
12/31/2018	0.99	0	0	1.25%	-0.6%	12/31/2018	0.99	0	0	1.00%	-0.6%	12/31/2018	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	15.0%	12/31/2019	$1.15	0	$0	0.25%	15.3%	12/31/2019	$1.15	0	$0	0.00%	15.6%
12/31/2018	0.99	0	0	0.50%	-0.6%	12/31/2018	0.99	0	0	0.25%	-0.6%	12/31/2018	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Dimensional 2025 Target Date Retirement Income Fund Inst Cl - 06-3PP (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	1.25%	17.5%	12/31/2019	$1.16	0	$0	1.00%	17.8%	12/31/2019	$1.17	0	$0	0.75%	18.1%
12/31/2018	0.99	0	0	1.25%	-1.3%	12/31/2018	0.99	0	0	1.00%	-1.3%	12/31/2018	0.99	0	0	0.75%	-1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	18.4%	12/31/2019	$1.17	0	$0	0.25%	18.7%	12/31/2019	$1.17	0	$0	0.00%	19.0%
12/31/2018	0.99	0	0	0.50%	-1.3%	12/31/2018	0.99	0	0	0.25%	-1.3%	12/31/2018	0.99	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Dimensional 2030 Target Date Retirement Income Fund Inst Cl - 06-3PR (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	1.25%	19.5%	12/31/2019	$1.18	0	$0	1.00%	19.8%	12/31/2019	$1.18	0	$0	0.75%	20.1%
12/31/2018	0.98	0	0	1.25%	-1.9%	12/31/2018	0.98	0	0	1.00%	-1.9%	12/31/2018	0.98	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	0.50%	20.4%	12/31/2019	$1.19	0	$0	0.25%	20.7%	12/31/2019	$1.19	0	$0	0.00%	21.0%
12/31/2018	0.98	0	0	0.50%	-1.8%	12/31/2018	0.98	0	0	0.25%	-1.8%	12/31/2018	0.98	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Dimensional 2035 Target Date Retirement Income Fund Inst Cl - 06-3PT (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.17
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	1.25%	20.3%	12/31/2019	$1.17	0	$0	1.00%	20.6%	12/31/2019	$1.17	0	$0	0.75%	20.9%
12/31/2018	0.97	0	0	1.25%	-2.8%	12/31/2018	0.97	0	0	1.00%	-2.8%	12/31/2018	0.97	0	0	0.75%	-2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	0.50%	21.2%	12/31/2019	$1.18	0	$0	0.25%	21.5%	12/31/2019	$1.18	0	$0	0.00%	21.8%
12/31/2018	0.97	0	0	0.50%	-2.8%	12/31/2018	0.97	0	0	0.25%	-2.8%	12/31/2018	0.97	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Dimensional 2040 Target Date Retirement Income Fund Inst Cl - 06-3PV (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	1.25%	20.6%	12/31/2019	$1.17	0	$0	1.00%	20.9%	12/31/2019	$1.17	0	$0	0.75%	21.2%
12/31/2018	0.97	0	0	1.25%	-3.5%	12/31/2018	0.97	0	0	1.00%	-3.5%	12/31/2018	0.97	0	0	0.75%	-3.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	21.5%	12/31/2019	$1.18	0	$0	0.25%	21.8%	12/31/2019	$1.18	0	$0	0.00%	22.1%
12/31/2018	0.97	0	0	0.50%	-3.5%	12/31/2018	0.97	0	0	0.25%	-3.4%	12/31/2018	0.97	0	0	0.00%	-3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Dimensional 2045 Target Date Retirement Income Fund Inst Cl - 06-3PW (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.19
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	1.25%	23.9%	12/31/2019	$1.19	0	$0	1.00%	24.2%	12/31/2019	$1.19	0	$0	0.75%	24.5%
12/31/2018	0.96	0	0	1.25%	-4.1%	12/31/2018	0.96	0	0	1.00%	-4.1%	12/31/2018	0.96	0	0	0.75%	-4.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	0.50%	24.8%	12/31/2019	$1.20	0	$0	0.25%	25.1%	12/31/2019	$1.20	0	$0	0.00%	25.4%
12/31/2018	0.96	0	0	0.50%	-4.1%	12/31/2018	0.96	0	0	0.25%	-4.1%	12/31/2018	0.96	0	0	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Dimensional 2050 Target Date Retirement Income Fund Inst Cl - 06-3PX (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.20
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	1.25%	24.0%	12/31/2019	$1.19	0	$0	1.00%	24.3%	12/31/2019	$1.20	0	$0	0.75%	24.6%
12/31/2018	0.96	0	0	1.25%	-4.1%	12/31/2018	0.96	0	0	1.00%	-4.1%	12/31/2018	0.96	0	0	0.75%	-4.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	0.50%	25.0%	12/31/2019	$1.20	0	$0	0.25%	25.3%	12/31/2019	$1.20	0	$0	0.00%	25.6%
12/31/2018	0.96	0	0	0.50%	-4.1%	12/31/2018	0.96	0	0	0.25%	-4.1%	12/31/2018	0.96	0	0	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Dimensional 2055 Target Date Retirement Income Fund Inst Cl - 06-3PY (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.20
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	1.25%	24.1%	12/31/2019	$1.19	0	$0	1.00%	24.4%	12/31/2019	$1.20	0	$0	0.75%	24.7%
12/31/2018	0.96	0	0	1.25%	-4.2%	12/31/2018	0.96	0	0	1.00%	-4.2%	12/31/2018	0.96	0	0	0.75%	-4.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	0.50%	25.0%	12/31/2019	$1.20	0	$0	0.25%	25.3%	12/31/2019	$1.20	0	$0	0.00%	25.6%
12/31/2018	0.96	0	0	0.50%	-4.1%	12/31/2018	0.96	0	0	0.25%	-4.1%	12/31/2018	0.96	0	0	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Dimensional 2060 Target Date Retirement Income Fund Inst Cl - 06-3R3 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.20
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	1.25%	24.1%	12/31/2019	$1.19	0	$0	1.00%	24.4%	12/31/2019	$1.20	0	$0	0.75%	24.7%
12/31/2018	0.96	0	0	1.25%	-4.1%	12/31/2018	0.96	0	0	1.00%	-4.1%	12/31/2018	0.96	0	0	0.75%	-4.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	0.50%	25.0%	12/31/2019	$1.20	0	$0	0.25%	25.3%	12/31/2019	$1.21	0	$0	0.00%	25.6%
12/31/2018	0.96	0	0	0.50%	-4.0%	12/31/2018	0.96	0	0	0.25%	-4.0%	12/31/2018	0.96	0	0	0.00%	-4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Dimensional Retirement Income Fund Institutional Class - 06-3R4 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	1.25%	8.6%	12/31/2019	$1.08	0	$0	1.00%	8.9%	12/31/2019	$1.09	0	$0	0.75%	9.1%
12/31/2018	1.00	0	0	1.25%	-0.5%	12/31/2018	1.00	0	0	1.00%	-0.5%	12/31/2018	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	9.4%	12/31/2019	$1.09	0	$0	0.25%	9.7%	12/31/2019	$1.10	0	$0	0.00%	10.0%
12/31/2018	1.00	0	0	0.50%	-0.4%	12/31/2018	1.00	0	0	0.25%	-0.4%	12/31/2018	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA U.S. Micro Cap Portfolio Institutional Class - 06-3YM (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	8.8%	12/31/2019	$1.09	0	$0	1.00%	8.9%	12/31/2019	$1.09	0	$0	0.75%	9.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	9.2%	12/31/2019	$1.09	0	$0	0.25%	9.3%	12/31/2019	$1.09	0	$0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
DFA Interm Gov Fixed Inc Institutional Class - 06-4FV (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.00	0	$0	1.25%	0.0%	12/31/2019	$1.00	0	$0	1.00%	0.0%	12/31/2019	$1.00	0	$0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.00	0	$0	0.50%	0.0%	12/31/2019	$1.00	0	$0	0.25%	0.0%	12/31/2019	$1.00	0	$0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BNY Mellon Natural Resources Fund I Class - 06-CCY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$296,168	$307,516	7,897
Receivables: investments sold	-
Payables: investments purchased	(55,922)
Net assets	$240,246

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$240,246	242,163	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$240,246	242,163

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$6,239
Mortality & expense charges	(3,436)
Net investment income (loss)	2,803

Gain (loss) on investments:
Net realized gain (loss)	(23,526)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	68,706
Net gain (loss)	45,180

Increase (decrease) in net assets from operations	$47,983

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,803	$355
Net realized gain (loss)	(23,526)	36,835
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	68,706	(123,829)

Increase (decrease) in net assets from operations	47,983	(86,639)

Contract owner transactions:
Proceeds from units sold	103,318	383,592
Cost of units redeemed	(246,298)	(293,924)
Account charges	(147)	(165)
Increase (decrease)	(143,127)	89,503
Net increase (decrease)	(95,144)	2,864
Net assets, beginning	335,390	332,526
Net assets, ending	$240,246	$335,390

Units sold	110,368	358,026
Units redeemed	(257,724)	(282,744)
Net increase (decrease)	(147,356)	75,282
Units outstanding, beginning	389,519	314,237
Units outstanding, ending	242,163	389,519

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,203,238
Cost of units redeemed/account charges	(1,041,985)
Net investment income (loss)	1,927
Net realized gain (loss)	88,414
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(11,348)
Net assets	$240,246

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.99	242	$240	1.25%	15.2%	12/31/2019	$1.00	0	$0	1.00%	15.5%	12/31/2019	$1.02	0	$0	0.75%	15.8%
12/31/2018	0.86	390	335	1.25%	-18.6%	12/31/2018	0.87	0	0	1.00%	-18.4%	12/31/2018	0.88	0	0	0.75%	-18.2%
12/31/2017	1.06	314	333	1.25%	12.6%	12/31/2017	1.07	0	0	1.00%	12.9%	12/31/2017	1.07	0	0	0.75%	13.2%
12/31/2016	0.94	515	484	1.25%	26.5%	12/31/2016	0.94	0	0	1.00%	26.8%	12/31/2016	0.95	0	0	0.75%	27.2%
12/31/2015	0.74	79	58	1.25%	-25.7%	12/31/2015	0.74	0	0	1.00%	-25.6%	12/31/2015	0.74	0	0	0.75%	-25.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	0	$0	0.50%	16.1%	12/31/2019	$1.04	0	$0	0.25%	16.4%	12/31/2019	$1.05	0	$0	0.00%	16.7%
12/31/2018	0.88	0	0	0.50%	-18.0%	12/31/2018	0.89	0	0	0.25%	-17.8%	12/31/2018	0.90	0	0	0.00%	-17.6%
12/31/2017	1.08	0	0	0.50%	13.5%	12/31/2017	1.09	0	0	0.25%	13.8%	12/31/2017	1.09	0	0	0.00%	14.1%
12/31/2016	0.95	0	0	0.50%	27.5%	12/31/2016	0.95	0	0	0.25%	27.8%	12/31/2016	0.96	0	0	0.00%	28.1%
12/31/2015	0.75	0	0	0.50%	-25.4%	12/31/2015	0.75	0	0	0.25%	-25.3%	12/31/2015	0.75	0	0	0.00%	-25.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	1.9%
2017	0.5%
2016	2.5%
2015	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BNY Mellon Natural Resources Fund Y Class - 06-39Y (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.86
Band 100	-	-	0.87
Band 75	-	-	0.87
Band 50	-	-	0.87
Band 25	-	-	0.88
Band 0	-	-	0.88
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.86	0	$0	1.25%	15.4%	12/31/2019	$0.87	0	$0	1.00%	15.7%	12/31/2019	$0.87	0	$0	0.75%	15.9%
12/31/2018	0.75	0	0	1.25%	-25.3%	12/31/2018	0.75	0	0	1.00%	-25.2%	12/31/2018	0.75	0	0	0.75%	-25.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.87	0	$0	0.50%	16.2%	12/31/2019	$0.88	0	$0	0.25%	16.5%	12/31/2019	$0.88	0	$0	0.00%	16.8%
12/31/2018	0.75	0	0	0.50%	-24.9%	12/31/2018	0.75	0	0	0.25%	-24.8%	12/31/2018	0.75	0	0	0.00%	-24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BNY Mellon Sustainable U.S. Equity Fund Y Class - 06-3WY (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.17
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00
Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	1.25%	16.7%	12/31/2019	$1.17	0	$0	1.00%	16.9%	12/31/2019	$1.17	0	$0	0.75%	17.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	17.3%	12/31/2019	$1.17	0	$0	0.25%	17.4%	12/31/2019	$1.18	0	$0	0.00%	17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
BNY Mellon Bond Market Index I Class - 06-47M (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.99	0	$0	1.25%	-0.9%	12/31/2019	$0.99	0	$0	1.00%	-0.8%	12/31/2019	$0.99	0	$0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.99	0	$0	0.50%	-0.7%	12/31/2019	$0.99	0	$0	0.25%	-0.6%	12/31/2019	$1.00	0	$0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated High Yield Trust Institutional Class - 06-788
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$985,446	$942,566	145,880
Receivables: investments sold	-
Payables: investments purchased	(604)
Net assets	$984,842

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$984,842	784,052	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$984,842	784,052

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$109,333
Mortality & expense charges	(26,174)
Net investment income (loss)	83,159

Gain (loss) on investments:
Net realized gain (loss)	71,178
Realized gain distributions	3,056
Net change in unrealized appreciation (depreciation)	118,618
Net gain (loss)	192,852

Increase (decrease) in net assets from operations	$276,011

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$83,159	$91,050
Net realized gain (loss)	71,178	15,962
Realized gain distributions	3,056	17,785
Net change in unrealized appreciation (depreciation)	118,618	(241,133)

Increase (decrease) in net assets from operations	276,011	(116,336)

Contract owner transactions:
Proceeds from units sold	256,671	263,116
Cost of units redeemed	(1,503,878)	(342,204)
Account charges	(365)	(571)
Increase (decrease)	(1,247,572)	(79,659)
Net increase (decrease)	(971,561)	(195,995)
Net assets, beginning	1,956,403	2,152,398
Net assets, ending	$984,842	$1,956,403

Units sold	216,624	234,730
Units redeemed	(1,210,238)	(302,471)
Net increase (decrease)	(993,614)	(67,741)
Units outstanding, beginning	1,777,666	1,845,407
Units outstanding, ending	784,052	1,777,666

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,433,044
Cost of units redeemed/account charges	(4,164,375)
Net investment income (loss)	405,532
Net realized gain (loss)	246,920
Realized gain distributions	20,841
Net change in unrealized appreciation (depreciation)	42,880
Net assets	$984,842

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	784	$985	1.25%	14.1%	12/31/2019	$1.27	0	$0	1.00%	14.4%	12/31/2019	$1.29	0	$0	0.75%	14.7%
12/31/2018	1.10	1,778	1,956	1.25%	-5.6%	12/31/2018	1.11	0	0	1.00%	-5.4%	12/31/2018	1.12	0	0	0.75%	-5.2%
12/31/2017	1.17	1,845	2,152	1.25%	6.4%	12/31/2017	1.18	0	0	1.00%	6.7%	12/31/2017	1.18	0	0	0.75%	6.9%
12/31/2016	1.10	2,739	3,002	1.25%	13.4%	12/31/2016	1.10	0	0	1.00%	13.7%	12/31/2016	1.11	0	0	0.75%	13.9%
12/31/2015	0.97	694	671	1.25%	-4.5%	12/31/2015	0.97	0	0	1.00%	-4.3%	12/31/2015	0.97	0	0	0.75%	-4.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.30	0	$0	0.50%	15.0%	12/31/2019	$1.32	0	$0	0.25%	15.3%	12/31/2019	$1.34	0	$0	0.00%	15.6%
12/31/2018	1.13	0	0	0.50%	-4.9%	12/31/2018	1.15	0	0	0.25%	-4.7%	12/31/2018	1.16	0	0	0.00%	-4.4%
12/31/2017	1.19	0	0	0.50%	7.2%	12/31/2017	1.20	0	0	0.25%	7.5%	12/31/2017	1.21	0	0	0.00%	7.7%
12/31/2016	1.11	0	0	0.50%	14.2%	12/31/2016	1.12	0	0	0.25%	14.5%	12/31/2016	1.12	0	0	0.00%	14.8%
12/31/2015	0.97	0	0	0.50%	-3.8%	12/31/2015	0.98	0	0	0.25%	-3.6%	12/31/2015	0.98	0	0	0.00%	-3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	7.4%
2018	5.7%
2017	5.2%
2016	7.7%
2015	9.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated High Yield Trust Service Class - 06-918
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$150,268	$148,960	22,380
Receivables: investments sold	802
Payables: investments purchased	-
Net assets	$151,070

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$151,070	121,782	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$151,070	121,782

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$6,580
Mortality & expense charges	(1,662)
Net investment income (loss)	4,918

Gain (loss) on investments:
Net realized gain (loss)	(468)
Realized gain distributions	199
Net change in unrealized appreciation (depreciation)	10,909
Net gain (loss)	10,640

Increase (decrease) in net assets from operations	$15,558

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,918	$5,901
Net realized gain (loss)	(468)	(3,039)
Realized gain distributions	199	882
Net change in unrealized appreciation (depreciation)	10,909	(11,395)

Increase (decrease) in net assets from operations	15,558	(7,651)

Contract owner transactions:
Proceeds from units sold	54,797	56,927
Cost of units redeemed	(17,280)	(115,566)
Account charges	(99)	(165)
Increase (decrease)	37,418	(58,804)
Net increase (decrease)	52,976	(66,455)
Net assets, beginning	98,094	164,549
Net assets, ending	$151,070	$98,094

Units sold	46,419	49,574
Units redeemed	(14,668)	(101,697)
Net increase (decrease)	31,751	(52,123)
Units outstanding, beginning	90,031	142,154
Units outstanding, ending	121,782	90,031

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$665,121
Cost of units redeemed/account charges	(577,919)
Net investment income (loss)	34,283
Net realized gain (loss)	27,196
Realized gain distributions	1,081
Net change in unrealized appreciation (depreciation)	1,308
Net assets	$151,070

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	122	$151	1.25%	13.9%	12/31/2019	$1.26	0	$0	1.00%	14.1%	12/31/2019	$1.27	0	$0	0.75%	14.4%
12/31/2018	1.09	90	98	1.25%	-5.9%	12/31/2018	1.10	0	0	1.00%	-5.6%	12/31/2018	1.11	0	0	0.75%	-5.4%
12/31/2017	1.16	142	165	1.25%	6.1%	12/31/2017	1.17	0	0	1.00%	6.4%	12/31/2017	1.18	0	0	0.75%	6.6%
12/31/2016	1.09	385	420	1.25%	13.1%	12/31/2016	1.10	0	0	1.00%	13.4%	12/31/2016	1.10	0	0	0.75%	13.6%
12/31/2015	0.96	78	75	1.25%	-4.9%	12/31/2015	0.97	0	0	1.00%	-4.6%	12/31/2015	0.97	0	0	0.75%	-4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	0	$0	0.50%	14.7%	12/31/2019	$1.30	0	$0	0.25%	15.0%	12/31/2019	$1.32	0	$0	0.00%	15.3%
12/31/2018	1.12	0	0	0.50%	-5.2%	12/31/2018	1.13	0	0	0.25%	-4.9%	12/31/2018	1.15	0	0	0.00%	-4.7%
12/31/2017	1.18	0	0	0.50%	6.9%	12/31/2017	1.19	0	0	0.25%	7.2%	12/31/2017	1.20	0	0	0.00%	7.4%
12/31/2016	1.11	0	0	0.50%	13.9%	12/31/2016	1.11	0	0	0.25%	14.2%	12/31/2016	1.12	0	0	0.00%	14.5%
12/31/2015	0.97	0	0	0.50%	-4.1%	12/31/2015	0.97	0	0	0.25%	-3.9%	12/31/2015	0.98	0	0	0.00%	-3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.3%
2018	5.9%
2017	5.4%
2016	5.7%
2015	4.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated International Leaders Fund A Class - 06-065
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$209,843	$187,095	5,855
Receivables: investments sold	-
Payables: investments purchased	(1,272)
Net assets	$208,571

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$208,571	196,316	$1.06
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.14
Total	$208,571	196,316

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,818
Mortality & expense charges	(2,627)
Net investment income (loss)	2,191

Gain (loss) on investments:
Net realized gain (loss)	4,626
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	48,098
Net gain (loss)	52,724

Increase (decrease) in net assets from operations	$54,915

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,191	$4,260
Net realized gain (loss)	4,626	27,533
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	48,098	(160,004)

Increase (decrease) in net assets from operations	54,915	(128,211)

Contract owner transactions:
Proceeds from units sold	54,272	62,730
Cost of units redeemed	(334,226)	(165,911)
Account charges	(62)	(64)
Increase (decrease)	(280,016)	(103,245)
Net increase (decrease)	(225,101)	(231,456)
Net assets, beginning	433,672	665,128
Net assets, ending	$208,571	$433,672

Units sold	74,029	62,264
Units redeemed	(388,378)	(163,759)
Net increase (decrease)	(314,349)	(101,495)
Units outstanding, beginning	510,665	612,160
Units outstanding, ending	196,316	510,665

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,887,629
Cost of units redeemed/account charges	(1,790,696)
Net investment income (loss)	28,815
Net realized gain (loss)	60,075
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	22,748
Net assets	$208,571

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	196	$209	1.25%	25.1%	12/31/2019	$1.08	0	$0	1.00%	25.4%	12/31/2019	$1.09	0	$0	0.75%	25.7%
12/31/2018	0.85	511	434	1.25%	-21.8%	12/31/2018	0.86	0	0	1.00%	-21.6%	12/31/2018	0.87	0	0	0.75%	-21.4%
12/31/2017	1.09	612	665	1.25%	26.4%	12/31/2017	1.10	0	0	1.00%	26.7%	12/31/2017	1.11	0	0	0.75%	27.0%
12/31/2016	0.86	733	630	1.25%	-4.1%	12/31/2016	0.87	0	0	1.00%	-3.9%	12/31/2016	0.87	0	0	0.75%	-3.7%
12/31/2015	0.90	640	574	1.25%	-3.4%	12/31/2015	0.90	0	0	1.00%	-3.2%	12/31/2015	0.90	0	0	0.75%	-2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	26.0%	12/31/2019	$1.12	0	$0	0.25%	26.4%	12/31/2019	$1.14	0	$0	0.00%	26.7%
12/31/2018	0.88	0	0	0.50%	-21.2%	12/31/2018	0.89	0	0	0.25%	-21.0%	12/31/2018	0.90	0	0	0.00%	-20.9%
12/31/2017	1.12	0	0	0.50%	27.3%	12/31/2017	1.13	0	0	0.25%	27.7%	12/31/2017	1.14	0	0	0.00%	28.0%
12/31/2016	0.88	0	0	0.50%	-3.4%	12/31/2016	0.88	0	0	0.25%	-3.2%	12/31/2016	0.89	929	824	0.00%	-2.9%
12/31/2015	0.91	0	0	0.50%	-2.7%	12/31/2015	0.91	0	0	0.25%	-2.4%	12/31/2015	0.91	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	2.1%
2017	0.2%
2016	3.0%
2015	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated International Leaders Fund Institutional Class - 06-049
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$842,906	$800,591	23,685
Receivables: investments sold	526
Payables: investments purchased	-
Net assets	$843,432

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$843,432	782,805	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$843,432	782,805

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$21,516
Mortality & expense charges	(8,084)
Net investment income (loss)	13,432

Gain (loss) on investments:
Net realized gain (loss)	(20,534)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	157,536
Net gain (loss)	137,002

Increase (decrease) in net assets from operations	$150,434

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$13,432	$9,447
Net realized gain (loss)	(20,534)	16,690
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	157,536	(226,602)

Increase (decrease) in net assets from operations	150,434	(200,465)

Contract owner transactions:
Proceeds from units sold	324,902	276,617
Cost of units redeemed	(247,079)	(321,119)
Account charges	(232)	(689)
Increase (decrease)	77,591	(45,191)
Net increase (decrease)	228,025	(245,656)
Net assets, beginning	615,407	861,063
Net assets, ending	$843,432	$615,407

Units sold	325,684	265,481
Units redeemed	(259,352)	(334,422)
Net increase (decrease)	66,332	(68,941)
Units outstanding, beginning	716,473	785,414
Units outstanding, ending	782,805	716,473

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,552,352
Cost of units redeemed/account charges	(769,874)
Net investment income (loss)	30,574
Net realized gain (loss)	(11,935)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	42,315
Net assets	$843,432

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	783	$843	1.25%	25.4%	12/31/2019	$1.09	0	$0	1.00%	25.8%	12/31/2019	$1.11	0	$0	0.75%	26.1%
12/31/2018	0.86	716	615	1.25%	-21.7%	12/31/2018	0.87	0	0	1.00%	-21.5%	12/31/2018	0.88	0	0	0.75%	-21.3%
12/31/2017	1.10	785	861	1.25%	26.7%	12/31/2017	1.11	0	0	1.00%	27.0%	12/31/2017	1.12	0	0	0.75%	27.3%
12/31/2016	0.87	468	405	1.25%	-3.9%	12/31/2016	0.87	0	0	1.00%	-3.6%	12/31/2016	0.88	0	0	0.75%	-3.4%
12/31/2015	0.90	269	242	1.25%	-3.2%	12/31/2015	0.90	0	0	1.00%	-2.9%	12/31/2015	0.91	0	0	0.75%	-2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	26.4%	12/31/2019	$1.14	0	$0	0.25%	26.7%	12/31/2019	$1.15	0	$0	0.00%	27.0%
12/31/2018	0.89	0	0	0.50%	-21.1%	12/31/2018	0.90	0	0	0.25%	-20.9%	12/31/2018	0.91	0	0	0.00%	-20.7%
12/31/2017	1.13	0	0	0.50%	27.7%	12/31/2017	1.14	0	0	0.25%	28.0%	12/31/2017	1.15	0	0	0.00%	28.3%
12/31/2016	0.88	0	0	0.50%	-3.2%	12/31/2016	0.89	0	0	0.25%	-2.9%	12/31/2016	0.89	0	0	0.00%	-2.7%
12/31/2015	0.91	0	0	0.50%	-2.4%	12/31/2015	0.91	0	0	0.25%	-2.2%	12/31/2015	0.92	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.9%
2018	2.8%
2017	0.8%
2016	3.0%
2015	3.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated Kaufmann Large Cap Fund A Class - 06-066
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$182,671	$140,822	6,566
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$182,680

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$182,680	101,134	$1.81
Band 100	-	-	1.83
Band 75	-	-	1.86
Band 50	-	-	1.88
Band 25	-	-	1.91
Band 0	-	-	1.94
Total	$182,680	101,134

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,216)
Net investment income (loss)	(2,216)

Gain (loss) on investments:
Net realized gain (loss)	12,458
Realized gain distributions	7,810
Net change in unrealized appreciation (depreciation)	35,045
Net gain (loss)	55,313

Increase (decrease) in net assets from operations	$53,097

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,216)	$(2,376)
Net realized gain (loss)	12,458	82,539
Realized gain distributions	7,810	15,969
Net change in unrealized appreciation (depreciation)	35,045	(84,752)

Increase (decrease) in net assets from operations	53,097	11,380

Contract owner transactions:
Proceeds from units sold	28,586	19,257
Cost of units redeemed	(51,534)	(300,570)
Account charges	(71)	(20)
Increase (decrease)	(23,019)	(281,333)
Net increase (decrease)	30,078	(269,953)
Net assets, beginning	152,602	422,555
Net assets, ending	$182,680	$152,602

Units sold	17,744	13,362
Units redeemed	(31,568)	(212,309)
Net increase (decrease)	(13,824)	(198,947)
Units outstanding, beginning	114,958	313,905
Units outstanding, ending	101,134	114,958

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$521,733
Cost of units redeemed/account charges	(485,249)
Net investment income (loss)	(13,990)
Net realized gain (loss)	88,574
Realized gain distributions	29,763
Net change in unrealized appreciation (depreciation)	41,849
Net assets	$182,680

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.81	101	$183	1.25%	36.1%	12/31/2019	$1.83	0	$0	1.00%	36.4%	12/31/2019	$1.86	0	$0	0.75%	36.8%
12/31/2018	1.33	115	153	1.25%	-1.4%	12/31/2018	1.34	0	0	1.00%	-1.1%	12/31/2018	1.36	0	0	0.75%	-0.9%
12/31/2017	1.35	314	423	1.25%	21.7%	12/31/2017	1.36	0	0	1.00%	22.0%	12/31/2017	1.37	0	0	0.75%	22.3%
12/31/2016	1.11	283	313	1.25%	3.0%	12/31/2016	1.11	0	0	1.00%	3.3%	12/31/2016	1.12	0	0	0.75%	3.5%
12/31/2015	1.07	176	189	1.25%	1.6%	12/31/2015	1.08	0	0	1.00%	1.9%	12/31/2015	1.08	0	0	0.75%	2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.88	0	$0	0.50%	37.1%	12/31/2019	$1.91	0	$0	0.25%	37.4%	12/31/2019	$1.94	0	$0	0.00%	37.8%
12/31/2018	1.37	0	0	0.50%	-0.6%	12/31/2018	1.39	0	0	0.25%	-0.4%	12/31/2018	1.40	0	0	0.00%	-0.1%
12/31/2017	1.38	0	0	0.50%	22.6%	12/31/2017	1.39	0	0	0.25%	23.0%	12/31/2017	1.41	0	0	0.00%	23.3%
12/31/2016	1.13	0	0	0.50%	3.8%	12/31/2016	1.13	0	0	0.25%	4.1%	12/31/2016	1.14	0	0	0.00%	4.3%
12/31/2015	1.09	0	0	0.50%	2.4%	12/31/2015	1.09	0	0	0.25%	2.6%	12/31/2015	1.09	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated Kaufmann Large Cap Fund Institutional Class - 06-050
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$982,001	$868,487	34,153
Receivables: investments sold	-
Payables: investments purchased	(1,446)
Net assets	$980,555

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$980,555	535,503	$1.83
Band 100	-	-	1.86
Band 75	-	-	1.88
Band 50	-	-	1.91
Band 25	-	-	1.93
Band 0	-	-	1.96
Total	$980,555	535,503

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(10,820)
Net investment income (loss)	(10,820)

Gain (loss) on investments:
Net realized gain (loss)	62,183
Realized gain distributions	39,392
Net change in unrealized appreciation (depreciation)	141,783
Net gain (loss)	243,358

Increase (decrease) in net assets from operations	$232,538

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,820)	$(9,285)
Net realized gain (loss)	62,183	70,487
Realized gain distributions	39,392	64,171
Net change in unrealized appreciation (depreciation)	141,783	(122,426)

Increase (decrease) in net assets from operations	232,538	2,947

Contract owner transactions:
Proceeds from units sold	628,656	316,078
Cost of units redeemed	(476,288)	(282,547)
Account charges	(524)	(432)
Increase (decrease)	151,844	33,099
Net increase (decrease)	384,382	36,046
Net assets, beginning	596,173	560,127
Net assets, ending	$980,555	$596,173

Units sold	381,877	219,038
Units redeemed	(290,551)	(187,452)
Net increase (decrease)	91,326	31,586
Units outstanding, beginning	444,177	412,591
Units outstanding, ending	535,503	444,177

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,776,622
Cost of units redeemed/account charges	(1,127,620)
Net investment income (loss)	(32,253)
Net realized gain (loss)	138,957
Realized gain distributions	111,335
Net change in unrealized appreciation (depreciation)	113,514
Net assets	$980,555

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.83	536	$981	1.25%	36.4%	12/31/2019	$1.86	0	$0	1.00%	36.8%	12/31/2019	$1.88	0	$0	0.75%	37.1%
12/31/2018	1.34	444	596	1.25%	-1.1%	12/31/2018	1.36	0	0	1.00%	-0.9%	12/31/2018	1.37	0	0	0.75%	-0.6%
12/31/2017	1.36	413	560	1.25%	22.0%	12/31/2017	1.37	0	0	1.00%	22.3%	12/31/2017	1.38	0	0	0.75%	22.7%
12/31/2016	1.11	317	353	1.25%	3.3%	12/31/2016	1.12	0	0	1.00%	3.6%	12/31/2016	1.13	0	0	0.75%	3.8%
12/31/2015	1.08	408	439	1.25%	1.8%	12/31/2015	1.08	0	0	1.00%	2.1%	12/31/2015	1.08	0	0	0.75%	2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.91	0	$0	0.50%	37.5%	12/31/2019	$1.93	0	$0	0.25%	37.8%	12/31/2019	$1.96	0	$0	0.00%	38.1%
12/31/2018	1.39	0	0	0.50%	-0.4%	12/31/2018	1.40	0	0	0.25%	-0.1%	12/31/2018	1.42	0	0	0.00%	0.1%
12/31/2017	1.39	0	0	0.50%	23.0%	12/31/2017	1.41	0	0	0.25%	23.3%	12/31/2017	1.42	0	0	0.00%	23.6%
12/31/2016	1.13	0	0	0.50%	4.1%	12/31/2016	1.14	0	0	0.25%	4.4%	12/31/2016	1.15	0	0	0.00%	4.6%
12/31/2015	1.09	0	0	0.50%	2.6%	12/31/2015	1.09	0	0	0.25%	2.9%	12/31/2015	1.10	0	0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated MDT All Cap Core Fund A Class - 06-067
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$50,822	$48,415	1,673
Receivables: investments sold	-
Payables: investments purchased	(209)
Net assets	$50,613

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$50,613	32,579	$1.55
Band 100	-	-	1.58
Band 75	-	-	1.60
Band 50	-	-	1.62
Band 25	-	-	1.64
Band 0	-	-	1.66
Total	$50,613	32,579

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$185
Mortality & expense charges	(251)
Net investment income (loss)	(66)

Gain (loss) on investments:
Net realized gain (loss)	39
Realized gain distributions	1,356
Net change in unrealized appreciation (depreciation)	2,666
Net gain (loss)	4,061

Increase (decrease) in net assets from operations	$3,995

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(66)	$(1,747)
Net realized gain (loss)	39	73,465
Realized gain distributions	1,356	90
Net change in unrealized appreciation (depreciation)	2,666	(49,095)

Increase (decrease) in net assets from operations	3,995	22,713

Contract owner transactions:
Proceeds from units sold	49,016	14,341
Cost of units redeemed	(3,593)	(239,452)
Account charges	(7)	-
Increase (decrease)	45,416	(225,111)
Net increase (decrease)	49,411	(202,398)
Net assets, beginning	1,202	203,600
Net assets, ending	$50,613	$1,202

Units sold	34,093	10,490
Units redeemed	(2,481)	(166,747)
Net increase (decrease)	31,612	(156,257)
Units outstanding, beginning	967	157,224
Units outstanding, ending	32,579	967

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$270,772
Cost of units redeemed/account charges	(296,077)
Net investment income (loss)	(3,721)
Net realized gain (loss)	75,786
Realized gain distributions	1,446
Net change in unrealized appreciation (depreciation)	2,407
Net assets	$50,613

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.55	33	$51	1.25%	24.9%	12/31/2019	$1.58	0	$0	1.00%	25.2%	12/31/2019	$1.60	0	$0	0.75%	25.6%
12/31/2018	1.24	1	1	1.25%	-4.0%	12/31/2018	1.26	0	0	1.00%	-3.7%	12/31/2018	1.27	0	0	0.75%	-3.5%
12/31/2017	1.29	157	204	1.25%	19.2%	12/31/2017	1.31	0	0	1.00%	19.5%	12/31/2017	1.32	0	0	0.75%	19.8%
12/31/2016	1.09	142	154	1.25%	10.7%	12/31/2016	1.09	0	0	1.00%	11.0%	12/31/2016	1.10	0	0	0.75%	11.3%
12/31/2015	0.98	7	7	1.25%	-5.7%	12/31/2015	0.98	0	0	1.00%	-5.4%	12/31/2015	0.99	0	0	0.75%	-5.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.62	0	$0	0.50%	25.9%	12/31/2019	$1.64	0	$0	0.25%	26.2%	12/31/2019	$1.66	0	$0	0.00%	26.5%
12/31/2018	1.29	0	0	0.50%	-3.2%	12/31/2018	1.30	0	0	0.25%	-3.0%	12/31/2018	1.32	0	0	0.00%	-2.8%
12/31/2017	1.33	0	0	0.50%	20.1%	12/31/2017	1.34	0	0	0.25%	20.4%	12/31/2017	1.35	0	0	0.00%	20.7%
12/31/2016	1.11	0	0	0.50%	11.6%	12/31/2016	1.11	0	0	0.25%	11.8%	12/31/2016	1.12	0	0	0.00%	12.1%
12/31/2015	0.99	0	0	0.50%	-5.0%	12/31/2015	1.00	0	0	0.25%	-4.7%	12/31/2015	1.00	0	0	0.00%	-4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	0.0%
2017	0.5%
2016	1.6%
2015	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated MDT All Cap Core Fund Institutional Class - 06-051
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$90,305	$81,772	2,950
Receivables: investments sold	57
Payables: investments purchased	-
Net assets	$90,362

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$90,362	57,233	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.62
Band 50	-	-	1.65
Band 25	-	-	1.67
Band 0	-	-	1.69
Total	$90,362	57,233

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$546
Mortality & expense charges	(1,014)
Net investment income (loss)	(468)

Gain (loss) on investments:
Net realized gain (loss)	1,894
Realized gain distributions	2,376
Net change in unrealized appreciation (depreciation)	13,820
Net gain (loss)	18,090

Increase (decrease) in net assets from operations	$17,622

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(468)	$(532)
Net realized gain (loss)	1,894	2,003
Realized gain distributions	2,376	5,000
Net change in unrealized appreciation (depreciation)	13,820	(10,258)

Increase (decrease) in net assets from operations	17,622	(3,787)

Contract owner transactions:
Proceeds from units sold	23,282	33,085
Cost of units redeemed	(18,176)	(12,320)
Account charges	(62)	(24)
Increase (decrease)	5,044	20,741
Net increase (decrease)	22,666	16,954
Net assets, beginning	67,696	50,742
Net assets, ending	$90,362	$67,696

Units sold	15,618	23,912
Units redeemed	(12,125)	(8,958)
Net increase (decrease)	3,493	14,954
Units outstanding, beginning	53,740	38,786
Units outstanding, ending	57,233	53,740

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$101,979
Cost of units redeemed/account charges	(30,598)
Net investment income (loss)	(857)
Net realized gain (loss)	3,929
Realized gain distributions	7,376
Net change in unrealized appreciation (depreciation)	8,533
Net assets	$90,362

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.58	57	$90	1.25%	25.3%	12/31/2019	$1.60	0	$0	1.00%	25.6%	12/31/2019	$1.62	0	$0	0.75%	26.0%
12/31/2018	1.26	54	68	1.25%	-3.7%	12/31/2018	1.27	0	0	1.00%	-3.5%	12/31/2018	1.29	0	0	0.75%	-3.2%
12/31/2017	1.31	39	51	1.25%	19.6%	12/31/2017	1.32	0	0	1.00%	19.9%	12/31/2017	1.33	0	0	0.75%	20.2%
12/31/2016	1.09	1	1	1.25%	11.0%	12/31/2016	1.10	0	0	1.00%	11.3%	12/31/2016	1.11	0	0	0.75%	11.6%
12/31/2015	0.99	0	0	1.25%	-5.4%	12/31/2015	0.99	0	0	1.00%	-5.2%	12/31/2015	0.99	0	0	0.75%	-4.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.65	0	$0	0.50%	26.3%	12/31/2019	$1.67	0	$0	0.25%	26.6%	12/31/2019	$1.69	0	$0	0.00%	26.9%
12/31/2018	1.30	0	0	0.50%	-3.0%	12/31/2018	1.32	0	0	0.25%	-2.7%	12/31/2018	1.33	0	0	0.00%	-2.5%
12/31/2017	1.34	0	0	0.50%	20.5%	12/31/2017	1.35	0	0	0.25%	20.8%	12/31/2017	1.37	0	0	0.00%	21.1%
12/31/2016	1.11	0	0	0.50%	11.9%	12/31/2016	1.12	0	0	0.25%	12.1%	12/31/2016	1.13	0	0	0.00%	12.4%
12/31/2015	1.00	0	0	0.50%	-4.7%	12/31/2015	1.00	0	0	0.25%	-4.4%	12/31/2015	1.00	0	0	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	0.6%
2017	1.4%
2016	1.7%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated Kaufmann Large Cap Fund R6 Class - 06-CXG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$219,394	$205,602	7,618
Receivables: investments sold	164
Payables: investments purchased	-
Net assets	$219,558

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$219,558	133,914	$1.64
Band 100	-	-	1.65
Band 75	-	-	1.66
Band 50	-	-	1.68
Band 25	-	-	1.69
Band 0	-	-	1.70
Total	$219,558	133,914

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,302)
Net investment income (loss)	(2,302)

Gain (loss) on investments:
Net realized gain (loss)	96
Realized gain distributions	9,051
Net change in unrealized appreciation (depreciation)	46,919
Net gain (loss)	56,066

Increase (decrease) in net assets from operations	$53,764

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,302)	$(488)
Net realized gain (loss)	96	(51)
Realized gain distributions	9,051	14,080
Net change in unrealized appreciation (depreciation)	46,919	(33,127)

Increase (decrease) in net assets from operations	53,764	(19,586)

Contract owner transactions:
Proceeds from units sold	30,480	158,073
Cost of units redeemed	(3,167)	-
Account charges	(6)	-
Increase (decrease)	27,307	158,073
Net increase (decrease)	81,071	138,487
Net assets, beginning	138,487	-
Net assets, ending	$219,558	$138,487

Units sold	20,659	115,283
Units redeemed	(2,028)	-
Net increase (decrease)	18,631	115,283
Units outstanding, beginning	115,283	-
Units outstanding, ending	133,914	115,283

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$188,553
Cost of units redeemed/account charges	(3,173)
Net investment income (loss)	(2,790)
Net realized gain (loss)	45
Realized gain distributions	23,131
Net change in unrealized appreciation (depreciation)	13,792
Net assets	$219,558

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.64	134	$220	1.25%	36.5%	12/31/2019	$1.65	0	$0	1.00%	36.8%	12/31/2019	$1.66	0	$0	0.75%	37.2%
12/31/2018	1.20	115	138	1.25%	-1.1%	12/31/2018	1.21	0	0	1.00%	-0.8%	12/31/2018	1.21	0	0	0.75%	-0.6%
12/31/2017	1.21	0	0	1.25%	22.1%	12/31/2017	1.22	0	0	1.00%	22.4%	12/31/2017	1.22	0	0	0.75%	22.7%
12/31/2016	0.99	0	0	1.25%	-0.5%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	1.00	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.68	0	$0	0.50%	37.5%	12/31/2019	$1.69	0	$0	0.25%	37.9%	12/31/2019	$1.70	0	$0	0.00%	38.2%
12/31/2018	1.22	0	0	0.50%	-0.3%	12/31/2018	1.23	0	0	0.25%	-0.1%	12/31/2018	1.23	0	0	0.00%	0.2%
12/31/2017	1.22	0	0	0.50%	23.0%	12/31/2017	1.23	0	0	0.25%	23.3%	12/31/2017	1.23	0	0	0.00%	23.6%
12/31/2016	1.00	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated High Yield Trust R6 Class - 06-GKM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$128,815	$122,451	19,230
Receivables: investments sold	988
Payables: investments purchased	-
Net assets	$129,803

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$129,803	119,939	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$129,803	119,939

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$5,745
Mortality & expense charges	(1,376)
Net investment income (loss)	4,369

Gain (loss) on investments:
Net realized gain (loss)	(102)
Realized gain distributions	172
Net change in unrealized appreciation (depreciation)	8,559
Net gain (loss)	8,629

Increase (decrease) in net assets from operations	$12,998

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,369	$396
Net realized gain (loss)	(102)	(2)
Realized gain distributions	172	319
Net change in unrealized appreciation (depreciation)	8,559	(2,195)

Increase (decrease) in net assets from operations	12,998	(1,482)

Contract owner transactions:
Proceeds from units sold	85,361	37,143
Cost of units redeemed	(4,161)	(4)
Account charges	-	(52)
Increase (decrease)	81,200	37,087
Net increase (decrease)	94,198	35,605
Net assets, beginning	35,605	-
Net assets, ending	$129,803	$35,605

Units sold	86,590	37,551
Units redeemed	(4,143)	(59)
Net increase (decrease)	82,447	37,492
Units outstanding, beginning	37,492	-
Units outstanding, ending	119,939	37,492

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$122,504
Cost of units redeemed/account charges	(4,217)
Net investment income (loss)	4,765
Net realized gain (loss)	(104)
Realized gain distributions	491
Net change in unrealized appreciation (depreciation)	6,364
Net assets	$129,803

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	120	$130	1.25%	14.0%	12/31/2019	$1.09	0	$0	1.00%	14.2%	12/31/2019	$1.09	0	$0	0.75%	14.5%
12/31/2018	0.95	37	36	1.25%	-5.6%	12/31/2018	0.95	0	0	1.00%	-5.4%	12/31/2018	0.95	0	0	0.75%	-5.1%
12/31/2017	1.01	0	0	1.25%	0.6%	12/31/2017	1.01	0	0	1.00%	0.6%	12/31/2017	1.01	0	0	0.75%	0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	14.8%	12/31/2019	$1.10	0	$0	0.25%	15.1%	12/31/2019	$1.11	0	$0	0.00%	15.4%
12/31/2018	0.96	0	0	0.50%	-4.9%	12/31/2018	0.96	0	0	0.25%	-4.7%	12/31/2018	0.96	0	0	0.00%	-4.4%
12/31/2017	1.01	0	0	0.50%	0.6%	12/31/2017	1.01	0	0	0.25%	0.7%	12/31/2017	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	6.9%
2018	2.7%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated International Leaders Fund R6 Class - 06-GKN (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.00	0	$0	1.25%	25.5%	12/31/2019	$1.01	0	$0	1.00%	25.8%	12/31/2019	$1.01	0	$0	0.75%	26.1%
12/31/2018	0.80	0	0	1.25%	-21.6%	12/31/2018	0.80	0	0	1.00%	-21.4%	12/31/2018	0.80	0	0	0.75%	-21.2%
12/31/2017	1.02	0	0	1.25%	1.8%	12/31/2017	1.02	0	0	1.00%	1.8%	12/31/2017	1.02	0	0	0.75%	1.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.02	0	$0	0.50%	26.5%	12/31/2019	$1.02	0	$0	0.25%	26.8%	12/31/2019	$1.03	0	$0	0.00%	27.1%
12/31/2018	0.80	0	0	0.50%	-21.0%	12/31/2018	0.81	0	0	0.25%	-20.8%	12/31/2018	0.81	0	0	0.00%	-20.6%
12/31/2017	1.02	0	0	0.50%	1.8%	12/31/2017	1.02	0	0	0.25%	1.9%	12/31/2017	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated MDT Small Cap Growth Fund A Class - 06-FTW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$106,700	$113,338	4,451
Receivables: investments sold	-
Payables: investments purchased	(227)
Net assets	$106,473

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$106,473	85,982	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$106,473	85,982

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,131)
Net investment income (loss)	(1,131)

Gain (loss) on investments:
Net realized gain (loss)	(2,626)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	18,958
Net gain (loss)	16,332

Increase (decrease) in net assets from operations	$15,201

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,131)	$(1,285)
Net realized gain (loss)	(2,626)	(11,935)
Realized gain distributions	-	10,037
Net change in unrealized appreciation (depreciation)	18,958	(25,596)

Increase (decrease) in net assets from operations	15,201	(28,779)

Contract owner transactions:
Proceeds from units sold	29,855	176,428
Cost of units redeemed	(13,433)	(72,187)
Account charges	(431)	(181)
Increase (decrease)	15,991	104,060
Net increase (decrease)	31,192	75,281
Net assets, beginning	75,281	-
Net assets, ending	$106,473	$75,281

Units sold	25,187	143,904
Units redeemed	(11,773)	(71,336)
Net increase (decrease)	13,414	72,568
Units outstanding, beginning	72,568	-
Units outstanding, ending	85,982	72,568

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$206,283
Cost of units redeemed/account charges	(86,232)
Net investment income (loss)	(2,416)
Net realized gain (loss)	(14,561)
Realized gain distributions	10,037
Net change in unrealized appreciation (depreciation)	(6,638)
Net assets	$106,473

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	86	$106	1.25%	19.4%	12/31/2019	$1.25	0	$0	1.00%	19.7%	12/31/2019	$1.25	0	$0	0.75%	20.0%
12/31/2018	1.04	73	75	1.25%	-7.6%	12/31/2018	1.04	0	0	1.00%	-7.4%	12/31/2018	1.05	0	0	0.75%	-7.2%
12/31/2017	1.12	0	0	1.25%	12.3%	12/31/2017	1.12	0	0	1.00%	12.5%	12/31/2017	1.13	0	0	0.75%	12.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	0	$0	0.50%	20.3%	12/31/2019	$1.27	0	$0	0.25%	20.6%	12/31/2019	$1.28	0	$0	0.00%	20.9%
12/31/2018	1.05	0	0	0.50%	-6.9%	12/31/2018	1.05	0	0	0.25%	-6.7%	12/31/2018	1.06	0	0	0.00%	-6.5%
12/31/2017	1.13	0	0	0.50%	12.8%	12/31/2017	1.13	0	0	0.25%	12.9%	12/31/2017	1.13	0	0	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated MDT Small Cap Growth Fund Institutional Class - 06-FTV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$405,084	$383,581	16,720
Receivables: investments sold	13,588
Payables: investments purchased	-
Net assets	$418,672

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$418,672	336,017	$1.25
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$418,672	336,017

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,098)
Net investment income (loss)	(2,098)

Gain (loss) on investments:
Net realized gain (loss)	(2,619)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	37,949
Net gain (loss)	35,330

Increase (decrease) in net assets from operations	$33,232

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,098)	$(974)
Net realized gain (loss)	(2,619)	1,237
Realized gain distributions	-	4,803
Net change in unrealized appreciation (depreciation)	37,949	(16,446)

Increase (decrease) in net assets from operations	33,232	(11,380)

Contract owner transactions:
Proceeds from units sold	342,481	104,891
Cost of units redeemed	(27,613)	(22,128)
Account charges	(417)	(394)
Increase (decrease)	314,451	82,369
Net increase (decrease)	347,683	70,989
Net assets, beginning	70,989	-
Net assets, ending	$418,672	$70,989

Units sold	291,745	85,883
Units redeemed	(23,891)	(17,720)
Net increase (decrease)	267,854	68,163
Units outstanding, beginning	68,163	-
Units outstanding, ending	336,017	68,163

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$447,372
Cost of units redeemed/account charges	(50,552)
Net investment income (loss)	(3,072)
Net realized gain (loss)	(1,382)
Realized gain distributions	4,803
Net change in unrealized appreciation (depreciation)	21,503
Net assets	$418,672

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	336	$419	1.25%	19.6%	12/31/2019	$1.25	0	$0	1.00%	19.9%	12/31/2019	$1.26	0	$0	0.75%	20.2%
12/31/2018	1.04	68	71	1.25%	-7.4%	12/31/2018	1.05	0	0	1.00%	-7.2%	12/31/2018	1.05	0	0	0.75%	-6.9%
12/31/2017	1.12	0	0	1.25%	12.5%	12/31/2017	1.13	0	0	1.00%	12.6%	12/31/2017	1.13	0	0	0.75%	12.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	0	$0	0.50%	20.5%	12/31/2019	$1.28	0	$0	0.25%	20.8%	12/31/2019	$1.29	0	$0	0.00%	21.1%
12/31/2018	1.05	0	0	0.50%	-6.7%	12/31/2018	1.06	0	0	0.25%	-6.5%	12/31/2018	1.06	0	0	0.00%	-6.2%
12/31/2017	1.13	0	0	0.50%	12.9%	12/31/2017	1.13	0	0	0.25%	13.1%	12/31/2017	1.13	0	0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated MDT Small Cap Growth Fund R6 Class - 06-FTX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$117,077	$111,895	4,704
Receivables: investments sold	769
Payables: investments purchased	-
Net assets	$117,846

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$117,846	94,499	$1.25
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$117,846	94,499

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,542)
Net investment income (loss)	(1,542)

Gain (loss) on investments:
Net realized gain (loss)	(6,450)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	34,640
Net gain (loss)	28,190

Increase (decrease) in net assets from operations	$26,648

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,542)	$(1,775)
Net realized gain (loss)	(6,450)	1,096
Realized gain distributions	-	10,135
Net change in unrealized appreciation (depreciation)	34,640	(29,458)

Increase (decrease) in net assets from operations	26,648	(20,002)

Contract owner transactions:
Proceeds from units sold	43,446	240,762
Cost of units redeemed	(108,986)	(63,659)
Account charges	(78)	(285)
Increase (decrease)	(65,618)	176,818
Net increase (decrease)	(38,970)	156,816
Net assets, beginning	156,816	-
Net assets, ending	$117,846	$156,816

Units sold	36,759	205,697
Units redeemed	(92,834)	(55,123)
Net increase (decrease)	(56,075)	150,574
Units outstanding, beginning	150,574	-
Units outstanding, ending	94,499	150,574

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$284,208
Cost of units redeemed/account charges	(173,008)
Net investment income (loss)	(3,317)
Net realized gain (loss)	(5,354)
Realized gain distributions	10,135
Net change in unrealized appreciation (depreciation)	5,182
Net assets	$117,846

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	94	$118	1.25%	19.7%	12/31/2019	$1.25	0	$0	1.00%	20.0%	12/31/2019	$1.26	0	$0	0.75%	20.3%
12/31/2018	1.04	151	157	1.25%	-7.4%	12/31/2018	1.05	0	0	1.00%	-7.2%	12/31/2018	1.05	0	0	0.75%	-6.9%
12/31/2017	1.12	0	0	1.25%	12.5%	12/31/2017	1.13	0	0	1.00%	12.6%	12/31/2017	1.13	0	0	0.75%	12.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	0	$0	0.50%	20.6%	12/31/2019	$1.28	0	$0	0.25%	20.9%	12/31/2019	$1.29	0	$0	0.00%	21.2%
12/31/2018	1.05	0	0	0.50%	-6.7%	12/31/2018	1.06	0	0	0.25%	-6.5%	12/31/2018	1.06	0	0	0.00%	-6.2%
12/31/2017	1.13	0	0	0.50%	12.9%	12/31/2017	1.13	0	0	0.25%	13.1%	12/31/2017	1.13	0	0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated MDT Small Cap Core Fund R6 Class - 06-3MG (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.00	0	$0	1.25%	16.6%	12/31/2019	$1.00	0	$0	1.00%	16.9%	12/31/2019	$1.00	0	$0	0.75%	17.2%
12/31/2018	0.86	0	0	1.25%	-14.5%	12/31/2018	0.86	0	0	1.00%	-14.4%	12/31/2018	0.86	0	0	0.75%	-14.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	0	$0	0.50%	17.5%	12/31/2019	$1.01	0	$0	0.25%	17.8%	12/31/2019	$1.01	0	$0	0.00%	18.1%
12/31/2018	0.86	0	0	0.50%	-14.4%	12/31/2018	0.86	0	0	0.25%	-14.3%	12/31/2018	0.86	0	0	0.00%	-14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated Institutional High Yield Bond Fund R6 Class - 06-3GV (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	13.6%	12/31/2019	$1.10	0	$0	1.00%	13.9%	12/31/2019	$1.10	0	$0	0.75%	14.2%
12/31/2018	0.96	0	0	1.25%	-3.7%	12/31/2018	0.96	0	0	1.00%	-3.6%	12/31/2018	0.96	0	0	0.75%	-3.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	14.4%	12/31/2019	$1.11	0	$0	0.25%	14.7%	12/31/2019	$1.11	0	$0	0.00%	15.0%
12/31/2018	0.97	0	0	0.50%	-3.4%	12/31/2018	0.97	0	0	0.25%	-3.3%	12/31/2018	0.97	0	0	0.00%	-3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated MDT SmallCap Core Institutional Class - 06-4FT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$316,579	$304,542	15,933
Receivables: investments sold	3,360
Payables: investments purchased	-
Net assets	$319,939

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$319,939	307,785	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$319,939	307,785

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,139
Mortality & expense charges	(509)
Net investment income (loss)	630

Gain (loss) on investments:
Net realized gain (loss)	7
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	12,037
Net gain (loss)	12,044

Increase (decrease) in net assets from operations	$12,674

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$630	$-
Net realized gain (loss)	7	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	12,037	-

Increase (decrease) in net assets from operations	12,674	-

Contract owner transactions:
Proceeds from units sold	307,464	-
Cost of units redeemed	-	-
Account charges	(199)	-
Increase (decrease)	307,265	-
Net increase (decrease)	319,939	-
Net assets, beginning	-	-
Net assets, ending	$319,939	$-

Units sold	307,976	-
Units redeemed	(191)	-
Net increase (decrease)	307,785	-
Units outstanding, beginning	-	-
Units outstanding, ending	307,785	-

* Date of Fund Inception into Variable Account: 11 /6 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$307,464
Cost of units redeemed/account charges	(199)
Net investment income (loss)	630
Net realized gain (loss)	7
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	12,037
Net assets	$319,939

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	308	$320	1.25%	3.9%	12/31/2019	$1.04	0	$0	1.00%	4.0%	12/31/2019	$1.04	0	$0	0.75%	4.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	0.50%	4.1%	12/31/2019	$1.04	0	$0	0.25%	4.1%	12/31/2019	$1.04	0	$0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated MDT SmallCap Core A Class - 06-4FR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$226,455	$217,700	10,635
Receivables: investments sold	-
Payables: investments purchased	(20,665)
Net assets	$205,790

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$205,790	197,987	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$205,790	197,987

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$477
Mortality & expense charges	(362)
Net investment income (loss)	115

Gain (loss) on investments:
Net realized gain (loss)	4
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	8,755
Net gain (loss)	8,759

Increase (decrease) in net assets from operations	$8,874

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$115	$-
Net realized gain (loss)	4	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	8,755	-

Increase (decrease) in net assets from operations	8,874	-

Contract owner transactions:
Proceeds from units sold	219,927	-
Cost of units redeemed	(23,003)	-
Account charges	(8)	-
Increase (decrease)	196,916	-
Net increase (decrease)	205,790	-
Net assets, beginning	-	-
Net assets, ending	$205,790	$-

Units sold	220,154	-
Units redeemed	(22,167)	-
Net increase (decrease)	197,987	-
Units outstanding, beginning	-	-
Units outstanding, ending	197,987	-

* Date of Fund Inception into Variable Account: 11 /6 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$219,927
Cost of units redeemed/account charges	(23,011)
Net investment income (loss)	115
Net realized gain (loss)	4
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	8,755
Net assets	$205,790

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	198	$206	1.25%	3.9%	12/31/2019	$1.04	0	$0	1.00%	4.0%	12/31/2019	$1.04	0	$0	0.75%	4.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	0.50%	4.1%	12/31/2019	$1.04	0	$0	0.25%	4.1%	12/31/2019	$1.04	0	$0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Strategic Dividend & Income Fund I Class - 06-026
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$639,161	$618,019	41,520
Receivables: investments sold	-
Payables: investments purchased	(161)
Net assets	$639,000

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$639,000	410,963	$1.55
Band 100	-	-	1.58
Band 75	-	-	1.60
Band 50	-	-	1.63
Band 25	-	-	1.65
Band 0	-	-	1.68
Total	$639,000	410,963

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$24,238
Mortality & expense charges	(16,500)
Net investment income (loss)	7,738

Gain (loss) on investments:
Net realized gain (loss)	50,713
Realized gain distributions	27,486
Net change in unrealized appreciation (depreciation)	160,076
Net gain (loss)	238,275

Increase (decrease) in net assets from operations	$246,013

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,738	$22,275
Net realized gain (loss)	50,713	3,967
Realized gain distributions	27,486	54,841
Net change in unrealized appreciation (depreciation)	160,076	(164,723)

Increase (decrease) in net assets from operations	246,013	(83,640)

Contract owner transactions:
Proceeds from units sold	237,165	988,407
Cost of units redeemed	(1,041,320)	(848,908)
Account charges	(484)	(483)
Increase (decrease)	(804,639)	139,016
Net increase (decrease)	(558,626)	55,376
Net assets, beginning	1,197,626	1,142,250
Net assets, ending	$639,000	$1,197,626

Units sold	163,517	720,405
Units redeemed	(684,032)	(625,957)
Net increase (decrease)	(520,515)	94,448
Units outstanding, beginning	931,478	837,030
Units outstanding, ending	410,963	931,478

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,683,927
Cost of units redeemed/account charges	(3,374,248)
Net investment income (loss)	53,268
Net realized gain (loss)	107,419
Realized gain distributions	147,492
Net change in unrealized appreciation (depreciation)	21,142
Net assets	$639,000

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.55	411	$639	1.25%	20.9%	12/31/2019	$1.58	0	$0	1.00%	21.2%	12/31/2019	$1.60	0	$0	0.75%	21.5%
12/31/2018	1.29	931	1,198	1.25%	-5.8%	12/31/2018	1.30	0	0	1.00%	-5.5%	12/31/2018	1.32	0	0	0.75%	-5.3%
12/31/2017	1.36	837	1,142	1.25%	10.8%	12/31/2017	1.38	0	0	1.00%	11.1%	12/31/2017	1.39	0	0	0.75%	11.4%
12/31/2016	1.23	477	588	1.25%	11.3%	12/31/2016	1.24	0	0	1.00%	11.5%	12/31/2016	1.25	0	0	0.75%	11.8%
12/31/2015	1.11	0	0	1.25%	-2.4%	12/31/2015	1.11	0	0	1.00%	-2.1%	12/31/2015	1.12	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.63	0	$0	0.50%	21.8%	12/31/2019	$1.65	0	$0	0.25%	22.1%	12/31/2019	$1.68	0	$0	0.00%	22.5%
12/31/2018	1.34	0	0	0.50%	-5.1%	12/31/2018	1.35	0	0	0.25%	-4.8%	12/31/2018	1.37	0	0	0.00%	-4.6%
12/31/2017	1.41	0	0	0.50%	11.6%	12/31/2017	1.42	0	0	0.25%	11.9%	12/31/2017	1.44	0	0	0.00%	12.2%
12/31/2016	1.26	0	0	0.50%	12.1%	12/31/2016	1.27	0	0	0.25%	12.4%	12/31/2016	1.28	0	0	0.00%	12.7%
12/31/2015	1.12	0	0	0.50%	-1.6%	12/31/2015	1.13	0	0	0.25%	-1.4%	12/31/2015	1.14	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.6%
2018	3.3%
2017	3.6%
2016	3.8%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Diversified International Fund M Class - 06-280
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,373	$1,971	97
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,373

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,373	846	$2.81
Band 100	-	-	2.92
Band 75	-	-	3.04
Band 50	-	-	3.17
Band 25	-	-	3.30
Band 0	-	-	3.50
Total	$2,373	846

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$50
Mortality & expense charges	(66)
Net investment income (loss)	(16)

Gain (loss) on investments:
Net realized gain (loss)	638
Realized gain distributions	16
Net change in unrealized appreciation (depreciation)	670
Net gain (loss)	1,324

Increase (decrease) in net assets from operations	$1,308

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(16)	$(43)
Net realized gain (loss)	638	72
Realized gain distributions	16	175
Net change in unrealized appreciation (depreciation)	670	(1,138)

Increase (decrease) in net assets from operations	1,308	(934)

Contract owner transactions:
Proceeds from units sold	2	-
Cost of units redeemed	(3,651)	(325)
Account charges	(1)	(1)
Increase (decrease)	(3,650)	(326)
Net increase (decrease)	(2,342)	(1,260)
Net assets, beginning	4,715	5,975
Net assets, ending	$2,373	$4,715

Units sold	1	-
Units redeemed	(1,297)	(116)
Net increase (decrease)	(1,296)	(116)
Units outstanding, beginning	2,142	2,258
Units outstanding, ending	846	2,142

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$722,793
Cost of units redeemed/account charges	(902,491)
Net investment income (loss)	(10,516)
Net realized gain (loss)	102,502
Realized gain distributions	89,683
Net change in unrealized appreciation (depreciation)	402
Net assets	$2,373

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.81	1	$2	1.25%	27.5%	12/31/2019	$2.92	0	$0	1.00%	27.8%	12/31/2019	$3.04	0	$0	0.75%	28.1%
12/31/2018	2.20	2	5	1.25%	-16.8%	12/31/2018	2.29	0	0	1.00%	-16.6%	12/31/2018	2.38	0	0	0.75%	-16.4%
12/31/2017	2.65	2	6	1.25%	24.6%	12/31/2017	2.74	0	0	1.00%	24.9%	12/31/2017	2.84	0	0	0.75%	25.2%
12/31/2016	2.12	16	35	1.25%	-4.4%	12/31/2016	2.19	0	0	1.00%	-4.2%	12/31/2016	2.27	0	0	0.75%	-3.9%
12/31/2015	2.22	18	39	1.25%	2.3%	12/31/2015	2.29	0	0	1.00%	2.6%	12/31/2015	2.36	0	0	0.75%	2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.17	0	$0	0.50%	28.4%	12/31/2019	$3.30	0	$0	0.25%	28.7%	12/31/2019	$3.50	0	$0	0.00%	29.1%
12/31/2018	2.47	0	0	0.50%	-16.2%	12/31/2018	2.56	0	0	0.25%	-16.0%	12/31/2018	2.71	0	0	0.00%	-15.8%
12/31/2017	2.94	0	0	0.50%	25.5%	12/31/2017	3.05	0	0	0.25%	25.9%	12/31/2017	3.21	0	0	0.00%	26.2%
12/31/2016	2.35	0	0	0.50%	-3.7%	12/31/2016	2.42	0	0	0.25%	-3.4%	12/31/2016	2.55	0	0	0.00%	-3.2%
12/31/2015	2.43	0	0	0.50%	3.1%	12/31/2015	2.51	0	0	0.25%	3.3%	12/31/2015	2.63	0	0	0.00%	3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	0.5%
2017	0.1%
2016	0.6%
2015	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Diversified Stock Fund M Class - 06-045
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.64
Band 100	-	-	1.66
Band 75	-	-	1.69
Band 50	-	-	1.72
Band 25	-	-	1.74
Band 0	-	-	1.77
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$(157)
Net realized gain (loss)	-	7,927
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	(5,918)

Increase (decrease) in net assets from operations	-	1,852

Contract owner transactions:
Proceeds from units sold	-	969
Cost of units redeemed	-	(98,151)
Account charges	-	-
Increase (decrease)	-	(97,182)
Net increase (decrease)	-	(95,330)
Net assets, beginning	-	95,330
Net assets, ending	$-	$-

Units sold	-	658
Units redeemed	-	(68,574)
Net increase (decrease)	-	(67,916)
Units outstanding, beginning	-	67,916
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$899,303
Cost of units redeemed/account charges	(980,049)
Net investment income (loss)	(4,653)
Net realized gain (loss)	13,849
Realized gain distributions	71,550
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.64	0	$0	1.25%	25.7%	12/31/2019	$1.66	0	$0	1.00%	26.0%	12/31/2019	$1.69	0	$0	0.75%	26.3%
12/31/2018	1.30	0	0	1.25%	-7.1%	12/31/2018	1.32	0	0	1.00%	-6.9%	12/31/2018	1.34	0	0	0.75%	-6.7%
12/31/2017	1.40	68	95	1.25%	17.0%	12/31/2017	1.42	0	0	1.00%	17.3%	12/31/2017	1.43	0	0	0.75%	17.6%
12/31/2016	1.20	280	336	1.25%	14.7%	12/31/2016	1.21	0	0	1.00%	15.0%	12/31/2016	1.22	0	0	0.75%	15.3%
12/31/2015	1.05	368	385	1.25%	-7.1%	12/31/2015	1.05	0	0	1.00%	-6.9%	12/31/2015	1.06	0	0	0.75%	-6.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.72	0	$0	0.50%	26.6%	12/31/2019	$1.74	0	$0	0.25%	27.0%	12/31/2019	$1.77	0	$0	0.00%	27.3%
12/31/2018	1.35	0	0	0.50%	-6.4%	12/31/2018	1.37	0	0	0.25%	-6.2%	12/31/2018	1.39	0	0	0.00%	-6.0%
12/31/2017	1.45	0	0	0.50%	17.9%	12/31/2017	1.46	0	0	0.25%	18.2%	12/31/2017	1.48	0	0	0.00%	18.5%
12/31/2016	1.23	0	0	0.50%	15.6%	12/31/2016	1.24	0	0	0.25%	15.9%	12/31/2016	1.25	0	0	0.00%	16.2%
12/31/2015	1.06	0	0	0.50%	-6.4%	12/31/2015	1.07	0	0	0.25%	-6.2%	12/31/2015	1.07	0	0	0.00%	-6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.4%
2016	1.1%
2015	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Diversified Stock Fund Institutional Class - 06-028
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,421	$26,010	960
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$26,419

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,419	15,553	$1.70
Band 100	-	-	1.72
Band 75	-	-	1.75
Band 50	-	-	1.78
Band 25	-	-	1.81
Band 0	-	-	1.83
Total	$26,419	15,553

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$162
Mortality & expense charges	(327)
Net investment income (loss)	(165)

Gain (loss) on investments:
Net realized gain (loss)	(24)
Realized gain distributions	593
Net change in unrealized appreciation (depreciation)	4,788
Net gain (loss)	5,357

Increase (decrease) in net assets from operations	$5,192

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(165)	$(1,049)
Net realized gain (loss)	(24)	45,821
Realized gain distributions	593	2,057
Net change in unrealized appreciation (depreciation)	4,788	(32,715)

Increase (decrease) in net assets from operations	5,192	14,114

Contract owner transactions:
Proceeds from units sold	2,256	19,835
Cost of units redeemed	-	(262,319)
Account charges	(24)	(79)
Increase (decrease)	2,232	(242,563)
Net increase (decrease)	7,424	(228,449)
Net assets, beginning	18,995	247,444
Net assets, ending	$26,419	$18,995

Units sold	1,433	13,026
Units redeemed	(16)	(170,876)
Net increase (decrease)	1,417	(157,850)
Units outstanding, beginning	14,136	171,986
Units outstanding, ending	15,553	14,136

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,163,342
Cost of units redeemed/account charges	(1,234,654)
Net investment income (loss)	(1,228)
Net realized gain (loss)	17,531
Realized gain distributions	81,017
Net change in unrealized appreciation (depreciation)	411
Net assets	$26,419

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.70	16	$26	1.25%	26.4%	12/31/2019	$1.72	0	$0	1.00%	26.7%	12/31/2019	$1.75	0	$0	0.75%	27.0%
12/31/2018	1.34	14	19	1.25%	-6.6%	12/31/2018	1.36	0	0	1.00%	-6.4%	12/31/2018	1.38	0	0	0.75%	-6.1%
12/31/2017	1.44	172	247	1.25%	17.6%	12/31/2017	1.45	0	0	1.00%	17.9%	12/31/2017	1.47	0	0	0.75%	18.2%
12/31/2016	1.22	303	370	1.25%	15.5%	12/31/2016	1.23	0	0	1.00%	15.7%	12/31/2016	1.24	0	0	0.75%	16.0%
12/31/2015	1.06	580	614	1.25%	-6.6%	12/31/2015	1.06	0	0	1.00%	-6.4%	12/31/2015	1.07	0	0	0.75%	-6.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.78	0	$0	0.50%	27.4%	12/31/2019	$1.81	0	$0	0.25%	27.7%	12/31/2019	$1.83	0	$0	0.00%	28.0%
12/31/2018	1.40	0	0	0.50%	-5.9%	12/31/2018	1.41	0	0	0.25%	-5.7%	12/31/2018	1.43	0	0	0.00%	-5.4%
12/31/2017	1.48	0	0	0.50%	18.5%	12/31/2017	1.50	0	0	0.25%	18.8%	12/31/2017	1.51	0	0	0.00%	19.1%
12/31/2016	1.25	0	0	0.50%	16.3%	12/31/2016	1.26	0	0	0.25%	16.6%	12/31/2016	1.27	0	0	0.00%	16.9%
12/31/2015	1.08	0	0	0.50%	-5.9%	12/31/2015	1.08	0	0	0.25%	-5.7%	12/31/2015	1.09	0	0	0.00%	-5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	0.1%
2017	0.9%
2016	1.0%
2015	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Dividend Growth Fund M Class - 06-255
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$732,654	$693,325	44,039
Receivables: investments sold	-
Payables: investments purchased	(725)
Net assets	$731,929

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$573,733	194,374	$2.95
Band 100	158,196	51,462	3.07
Band 75	-	-	3.20
Band 50	-	-	3.33
Band 25	-	-	3.47
Band 0	-	-	3.67
Total	$731,929	245,836

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$7,858
Mortality & expense charges	(7,277)
Net investment income (loss)	581

Gain (loss) on investments:
Net realized gain (loss)	(5,646)
Realized gain distributions	20,447
Net change in unrealized appreciation (depreciation)	128,377
Net gain (loss)	143,178

Increase (decrease) in net assets from operations	$143,759

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$581	$(3,483)
Net realized gain (loss)	(5,646)	70,433
Realized gain distributions	20,447	78,445
Net change in unrealized appreciation (depreciation)	128,377	(188,562)

Increase (decrease) in net assets from operations	143,759	(43,167)

Contract owner transactions:
Proceeds from units sold	144,094	26,595
Cost of units redeemed	(112,529)	(575,690)
Account charges	(419)	(519)
Increase (decrease)	31,146	(549,614)
Net increase (decrease)	174,905	(592,781)
Net assets, beginning	557,024	1,149,805
Net assets, ending	$731,929	$557,024

Units sold	51,948	10,410
Units redeemed	(42,560)	(218,245)
Net increase (decrease)	9,388	(207,835)
Units outstanding, beginning	236,448	444,283
Units outstanding, ending	245,836	236,448

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,064,664
Cost of units redeemed/account charges	(3,144,220)
Net investment income (loss)	(56,148)
Net realized gain (loss)	326,097
Realized gain distributions	502,207
Net change in unrealized appreciation (depreciation)	39,329
Net assets	$731,929

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.95	194	$574	1.25%	26.3%	12/31/2019	$3.07	51	$158	1.00%	26.7%	12/31/2019	$3.20	0	$0	0.75%	27.0%
12/31/2018	2.34	185	433	1.25%	-8.5%	12/31/2018	2.43	51	124	1.00%	-8.3%	12/31/2018	2.52	0	0	0.75%	-8.1%
12/31/2017	2.55	281	719	1.25%	17.8%	12/31/2017	2.65	163	431	1.00%	18.1%	12/31/2017	2.74	0	0	0.75%	18.4%
12/31/2016	2.17	423	917	1.25%	6.0%	12/31/2016	2.24	178	398	1.00%	6.3%	12/31/2016	2.32	0	0	0.75%	6.5%
12/31/2015	2.04	440	900	1.25%	-2.4%	12/31/2015	2.11	186	391	1.00%	-2.2%	12/31/2015	2.17	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.33	0	$0	0.50%	27.3%	12/31/2019	$3.47	0	$0	0.25%	27.6%	12/31/2019	$3.67	0	$0	0.00%	27.9%
12/31/2018	2.62	0	0	0.50%	-7.8%	12/31/2018	2.72	0	0	0.25%	-7.6%	12/31/2018	2.87	0	0	0.00%	-7.4%
12/31/2017	2.84	0	0	0.50%	18.7%	12/31/2017	2.95	0	0	0.25%	19.0%	12/31/2017	3.10	0	0	0.00%	19.3%
12/31/2016	2.39	0	0	0.50%	6.8%	12/31/2016	2.47	0	0	0.25%	7.1%	12/31/2016	2.60	0	0	0.00%	7.3%
12/31/2015	2.24	0	0	0.50%	-1.7%	12/31/2015	2.31	0	0	0.25%	-1.4%	12/31/2015	2.42	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.2%
2018	0.9%
2017	1.0%
2016	1.0%
2015	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Equity Growth Fund M Class - 06-120
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,464,054	$1,858,297	204,089
Receivables: investments sold	-
Payables: investments purchased	(696)
Net assets	$2,463,358

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$667,507	1,969,146	$0.34
Band 100	63,410	179,885	0.35
Band 75	-	-	0.37
Band 50	1,732,441	4,544,727	0.38
Band 25	-	-	0.40
Band 0	-	-	0.41
Total	$2,463,358	6,693,758

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(15,953)
Net investment income (loss)	(15,953)

Gain (loss) on investments:
Net realized gain (loss)	72,737
Realized gain distributions	220,093
Net change in unrealized appreciation (depreciation)	335,676
Net gain (loss)	628,506

Increase (decrease) in net assets from operations	$612,553

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(15,953)	$(16,321)
Net realized gain (loss)	72,737	123,759
Realized gain distributions	220,093	133,090
Net change in unrealized appreciation (depreciation)	335,676	(246,037)

Increase (decrease) in net assets from operations	612,553	(5,509)

Contract owner transactions:
Proceeds from units sold	136,464	99,169
Cost of units redeemed	(250,002)	(380,062)
Account charges	(235)	(269)
Increase (decrease)	(113,773)	(281,162)
Net increase (decrease)	498,780	(286,671)
Net assets, beginning	1,964,578	2,251,249
Net assets, ending	$2,463,358	$1,964,578

Units sold	411,377	329,365
Units redeemed	(765,577)	(1,251,447)
Net increase (decrease)	(354,200)	(922,082)
Units outstanding, beginning	7,047,958	7,970,040
Units outstanding, ending	6,693,758	7,047,958

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,187,409
Cost of units redeemed/account charges	(3,991,997)
Net investment income (loss)	(163,678)
Net realized gain (loss)	1,060,611
Realized gain distributions	765,256
Net change in unrealized appreciation (depreciation)	605,757
Net assets	$2,463,358

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.34	1,969	$668	1.25%	31.6%	12/31/2019	$0.35	180	$63	1.00%	31.9%	12/31/2019	$0.37	0	$0	0.75%	32.3%
12/31/2018	0.26	1,905	491	1.25%	-1.9%	12/31/2018	0.27	237	63	1.00%	-1.6%	12/31/2018	0.28	0	0	0.75%	-1.4%
12/31/2017	0.26	2,089	548	1.25%	32.9%	12/31/2017	0.27	376	102	1.00%	33.2%	12/31/2017	0.28	0	0	0.75%	33.5%
12/31/2016	0.20	3,123	617	1.25%	-1.2%	12/31/2016	0.20	175	36	1.00%	-0.9%	12/31/2016	0.21	0	0	0.75%	-0.7%
12/31/2015	0.20	3,828	765	1.25%	5.2%	12/31/2015	0.21	157	32	1.00%	5.4%	12/31/2015	0.21	0	0	0.75%	5.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.38	4,545	$1,732	0.50%	32.6%	12/31/2019	$0.40	0	$0	0.25%	32.9%	12/31/2019	$0.41	0	$0	0.00%	33.3%
12/31/2018	0.29	4,907	1,411	0.50%	-1.1%	12/31/2018	0.30	0	0	0.25%	-0.9%	12/31/2018	0.31	0	0	0.00%	-0.6%
12/31/2017	0.29	5,505	1,601	0.50%	33.9%	12/31/2017	0.30	0	0	0.25%	34.2%	12/31/2017	0.31	0	0	0.00%	34.5%
12/31/2016	0.22	5,760	1,251	0.50%	-0.4%	12/31/2016	0.22	0	0	0.25%	-0.2%	12/31/2016	0.23	0	0	0.00%	0.1%
12/31/2015	0.22	5,728	1,250	0.50%	6.0%	12/31/2015	0.22	0	0	0.25%	6.2%	12/31/2015	0.23	0	0	0.00%	6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Equity Income Fund M Class - 06-260
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$632,668	$600,224	20,300
Receivables: investments sold	-
Payables: investments purchased	(22,830)
Net assets	$609,838

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$318,219	111,238	$2.86
Band 100	10,523	3,532	2.98
Band 75	-	-	3.10
Band 50	281,096	86,983	3.23
Band 25	-	-	3.37
Band 0	-	-	3.55
Total	$609,838	201,753

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$12,863
Mortality & expense charges	(5,656)
Net investment income (loss)	7,207

Gain (loss) on investments:
Net realized gain (loss)	(476)
Realized gain distributions	33,034
Net change in unrealized appreciation (depreciation)	103,859
Net gain (loss)	136,417

Increase (decrease) in net assets from operations	$143,624

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,207	$8,045
Net realized gain (loss)	(476)	9,204
Realized gain distributions	33,034	69,171
Net change in unrealized appreciation (depreciation)	103,859	(163,937)

Increase (decrease) in net assets from operations	143,624	(77,517)

Contract owner transactions:
Proceeds from units sold	59,466	41,675
Cost of units redeemed	(184,659)	(75,487)
Account charges	(175)	(246)
Increase (decrease)	(125,368)	(34,058)
Net increase (decrease)	18,256	(111,575)
Net assets, beginning	591,582	703,157
Net assets, ending	$609,838	$591,582

Units sold	23,621	16,364
Units redeemed	(65,682)	(29,716)
Net increase (decrease)	(42,061)	(13,352)
Units outstanding, beginning	243,814	257,166
Units outstanding, ending	201,753	243,814

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,528,647
Cost of units redeemed/account charges	(2,629,234)
Net investment income (loss)	96,760
Net realized gain (loss)	199,691
Realized gain distributions	381,530
Net change in unrealized appreciation (depreciation)	32,444
Net assets	$609,838

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.86	111	$318	1.25%	25.3%	12/31/2019	$2.98	4	$11	1.00%	25.6%	12/31/2019	$3.10	0	$0	0.75%	25.9%
12/31/2018	2.28	115	263	1.25%	-11.7%	12/31/2018	2.37	4	9	1.00%	-11.5%	12/31/2018	2.46	0	0	0.75%	-11.3%
12/31/2017	2.59	120	310	1.25%	10.6%	12/31/2017	2.68	10	27	1.00%	10.9%	12/31/2017	2.78	0	0	0.75%	11.2%
12/31/2016	2.34	130	305	1.25%	15.8%	12/31/2016	2.42	6	14	1.00%	16.1%	12/31/2016	2.50	0	0	0.75%	16.4%
12/31/2015	2.02	307	620	1.25%	-5.8%	12/31/2015	2.08	8	17	1.00%	-5.6%	12/31/2015	2.15	0	0	0.75%	-5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.23	87	$281	0.50%	26.2%	12/31/2019	$3.37	0	$0	0.25%	26.5%	12/31/2019	$3.55	0	$0	0.00%	26.9%
12/31/2018	2.56	125	319	0.50%	-11.0%	12/31/2018	2.66	0	0	0.25%	-10.8%	12/31/2018	2.80	0	0	0.00%	-10.6%
12/31/2017	2.88	127	366	0.50%	11.5%	12/31/2017	2.98	0	0	0.25%	11.7%	12/31/2017	3.13	0	0	0.00%	12.0%
12/31/2016	2.58	127	329	0.50%	16.7%	12/31/2016	2.67	0	0	0.25%	17.0%	12/31/2016	2.79	0	0	0.00%	17.3%
12/31/2015	2.21	132	291	0.50%	-5.1%	12/31/2015	2.28	0	0	0.25%	-4.8%	12/31/2015	2.38	0	0	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.1%
2018	2.1%
2017	1.5%
2016	1.7%
2015	2.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2010 Fund M Class - 06-195
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,166,217	$1,150,536	97,837
Receivables: investments sold	191
Payables: investments purchased	-
Net assets	$1,166,408

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$678,797	404,685	$1.68
Band 100	487,611	280,124	1.74
Band 75	-	-	1.81
Band 50	-	-	1.87
Band 25	-	-	1.95
Band 0	-	-	2.02
Total	$1,166,408	684,809

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$16,266
Mortality & expense charges	(12,930)
Net investment income (loss)	3,336

Gain (loss) on investments:
Net realized gain (loss)	(410)
Realized gain distributions	45,871
Net change in unrealized appreciation (depreciation)	88,010
Net gain (loss)	133,471

Increase (decrease) in net assets from operations	$136,807

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,336	$2,936
Net realized gain (loss)	(410)	7,143
Realized gain distributions	45,871	76,946
Net change in unrealized appreciation (depreciation)	88,010	(143,965)

Increase (decrease) in net assets from operations	136,807	(56,940)

Contract owner transactions:
Proceeds from units sold	78,869	165,716
Cost of units redeemed	(130,276)	(247,304)
Account charges	(268)	(402)
Increase (decrease)	(51,675)	(81,990)
Net increase (decrease)	85,132	(138,930)
Net assets, beginning	1,081,276	1,220,206
Net assets, ending	$1,166,408	$1,081,276

Units sold	46,980	117,306
Units redeemed	(79,522)	(169,672)
Net increase (decrease)	(32,542)	(52,366)
Units outstanding, beginning	717,351	769,717
Units outstanding, ending	684,809	717,351

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$20,082,053
Cost of units redeemed/account charges	(21,475,966)
Net investment income (loss)	201,851
Net realized gain (loss)	1,176,097
Realized gain distributions	1,166,692
Net change in unrealized appreciation (depreciation)	15,681
Net assets	$1,166,408

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.68	405	$679	1.25%	12.8%	12/31/2019	$1.74	280	$488	1.00%	13.1%	12/31/2019	$1.81	0	$0	0.75%	13.3%
12/31/2018	1.49	443	659	1.25%	-4.9%	12/31/2018	1.54	274	422	1.00%	-4.7%	12/31/2018	1.59	0	0	0.75%	-4.4%
12/31/2017	1.56	452	708	1.25%	10.2%	12/31/2017	1.62	317	512	1.00%	10.5%	12/31/2017	1.67	0	0	0.75%	10.7%
12/31/2016	1.42	598	849	1.25%	4.6%	12/31/2016	1.46	343	501	1.00%	4.9%	12/31/2016	1.51	0	0	0.75%	5.1%
12/31/2015	1.36	1,241	1,684	1.25%	-2.4%	12/31/2015	1.39	367	512	1.00%	-2.1%	12/31/2015	1.43	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.87	0	$0	0.50%	13.6%	12/31/2019	$1.95	0	$0	0.25%	13.9%	12/31/2019	$2.02	0	$0	0.00%	14.2%
12/31/2018	1.65	0	0	0.50%	-4.2%	12/31/2018	1.71	0	0	0.25%	-4.0%	12/31/2018	1.77	0	0	0.00%	-3.7%
12/31/2017	1.72	0	0	0.50%	11.0%	12/31/2017	1.78	0	0	0.25%	11.3%	12/31/2017	1.84	0	0	0.00%	11.6%
12/31/2016	1.55	0	0	0.50%	5.4%	12/31/2016	1.60	0	0	0.25%	5.6%	12/31/2016	1.65	70	116	0.00%	5.9%
12/31/2015	1.47	0	0	0.50%	-1.6%	12/31/2015	1.51	0	0	0.25%	-1.4%	12/31/2015	1.55	293	456	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	1.5%
2017	1.0%
2016	1.0%
2015	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2015 Fund M Class - 06-101
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,639,871	$1,621,817	137,241
Receivables: investments sold	-
Payables: investments purchased	(1,208)
Net assets	$1,638,663

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,375,741	781,239	$1.76
Band 100	214,838	117,555	1.83
Band 75	-	-	1.90
Band 50	48,084	24,430	1.97
Band 25	-	-	2.04
Band 0	-	-	2.12
Total	$1,638,663	923,224

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$21,677
Mortality & expense charges	(18,923)
Net investment income (loss)	2,754

Gain (loss) on investments:
Net realized gain (loss)	(2,314)
Realized gain distributions	82,556
Net change in unrealized appreciation (depreciation)	136,079
Net gain (loss)	216,321

Increase (decrease) in net assets from operations	$219,075

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,754	$2,799
Net realized gain (loss)	(2,314)	17,384
Realized gain distributions	82,556	122,902
Net change in unrealized appreciation (depreciation)	136,079	(235,656)

Increase (decrease) in net assets from operations	219,075	(92,571)

Contract owner transactions:
Proceeds from units sold	140,314	137,914
Cost of units redeemed	(219,159)	(353,410)
Account charges	(569)	(913)
Increase (decrease)	(79,414)	(216,409)
Net increase (decrease)	139,661	(308,980)
Net assets, beginning	1,499,002	1,807,982
Net assets, ending	$1,638,663	$1,499,002

Units sold	84,277	93,596
Units redeemed	(131,998)	(225,548)
Net increase (decrease)	(47,721)	(131,952)
Units outstanding, beginning	970,945	1,102,897
Units outstanding, ending	923,224	970,945

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$31,748,055
Cost of units redeemed/account charges	(36,315,451)
Net investment income (loss)	169,849
Net realized gain (loss)	3,731,646
Realized gain distributions	2,286,510
Net change in unrealized appreciation (depreciation)	18,054
Net assets	$1,638,663

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.76	781	$1,376	1.25%	14.9%	12/31/2019	$1.83	118	$215	1.00%	15.2%	12/31/2019	$1.90	0	$0	0.75%	15.5%
12/31/2018	1.53	816	1,251	1.25%	-5.8%	12/31/2018	1.59	130	206	1.00%	-5.6%	12/31/2018	1.64	0	0	0.75%	-5.3%
12/31/2017	1.63	925	1,505	1.25%	12.0%	12/31/2017	1.68	138	232	1.00%	12.3%	12/31/2017	1.73	0	0	0.75%	12.6%
12/31/2016	1.45	1,268	1,841	1.25%	5.0%	12/31/2016	1.50	165	247	1.00%	5.3%	12/31/2016	1.54	0	0	0.75%	5.6%
12/31/2015	1.38	2,628	3,632	1.25%	-2.3%	12/31/2015	1.42	254	361	1.00%	-2.1%	12/31/2015	1.46	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.97	24	$48	0.50%	15.8%	12/31/2019	$2.04	0	$0	0.25%	16.1%	12/31/2019	$2.12	0	$0	0.00%	16.4%
12/31/2018	1.70	24	42	0.50%	-5.1%	12/31/2018	1.76	0	0	0.25%	-4.8%	12/31/2018	1.82	0	0	0.00%	-4.6%
12/31/2017	1.79	40	71	0.50%	12.9%	12/31/2017	1.85	0	0	0.25%	13.2%	12/31/2017	1.91	0	0	0.00%	13.5%
12/31/2016	1.59	52	82	0.50%	5.8%	12/31/2016	1.63	0	0	0.25%	6.1%	12/31/2016	1.68	310	522	0.00%	6.4%
12/31/2015	1.50	69	103	0.50%	-1.6%	12/31/2015	1.54	0	0	0.25%	-1.4%	12/31/2015	1.58	311	491	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	1.4%
2017	0.9%
2016	1.0%
2015	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2020 Fund M Class - 06-102
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,337,549	$6,922,294	553,259
Receivables: investments sold	4,198
Payables: investments purchased	-
Net assets	$7,341,747

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,415,258	2,471,057	$1.79
Band 100	2,410,035	1,299,717	1.85
Band 75	-	-	1.92
Band 50	516,454	258,609	2.00
Band 25	-	-	2.07
Band 0	-	-	2.15
Total	$7,341,747	4,029,383

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$90,431
Mortality & expense charges	(78,489)
Net investment income (loss)	11,942

Gain (loss) on investments:
Net realized gain (loss)	53,536
Realized gain distributions	364,864
Net change in unrealized appreciation (depreciation)	691,094
Net gain (loss)	1,109,494

Increase (decrease) in net assets from operations	$1,121,436

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,942	$22,741
Net realized gain (loss)	53,536	93,241
Realized gain distributions	364,864	498,714
Net change in unrealized appreciation (depreciation)	691,094	(1,084,293)

Increase (decrease) in net assets from operations	1,121,436	(469,597)

Contract owner transactions:
Proceeds from units sold	744,449	617,048
Cost of units redeemed	(1,393,407)	(1,144,162)
Account charges	(875)	(1,093)
Increase (decrease)	(649,833)	(528,207)
Net increase (decrease)	471,603	(997,804)
Net assets, beginning	6,870,144	7,867,948
Net assets, ending	$7,341,747	$6,870,144

Units sold	448,187	377,677
Units redeemed	(815,961)	(695,209)
Net increase (decrease)	(367,774)	(317,532)
Units outstanding, beginning	4,397,157	4,714,689
Units outstanding, ending	4,029,383	4,397,157

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$42,389,462
Cost of units redeemed/account charges	(43,454,360)
Net investment income (loss)	407,202
Net realized gain (loss)	3,202,819
Realized gain distributions	4,381,369
Net change in unrealized appreciation (depreciation)	415,255
Net assets	$7,341,747

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.79	2,471	$4,415	1.25%	16.7%	12/31/2019	$1.85	1,300	$2,410	1.00%	16.9%	12/31/2019	$1.92	0	$0	0.75%	17.2%
12/31/2018	1.53	2,700	4,135	1.25%	-6.5%	12/31/2018	1.59	1,313	2,081	1.00%	-6.2%	12/31/2018	1.64	0	0	0.75%	-6.0%
12/31/2017	1.64	2,749	4,502	1.25%	13.3%	12/31/2017	1.69	1,580	2,671	1.00%	13.6%	12/31/2017	1.75	0	0	0.75%	13.8%
12/31/2016	1.45	3,986	5,762	1.25%	5.3%	12/31/2016	1.49	1,626	2,421	1.00%	5.6%	12/31/2016	1.53	0	0	0.75%	5.9%
12/31/2015	1.37	5,968	8,190	1.25%	-2.4%	12/31/2015	1.41	1,422	2,004	1.00%	-2.1%	12/31/2015	1.45	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.00	259	$516	0.50%	17.5%	12/31/2019	$2.07	0	$0	0.25%	17.8%	12/31/2019	$2.15	0	$0	0.00%	18.1%
12/31/2018	1.70	385	654	0.50%	-5.8%	12/31/2018	1.76	0	0	0.25%	-5.5%	12/31/2018	1.82	0	0	0.00%	-5.3%
12/31/2017	1.80	386	696	0.50%	14.1%	12/31/2017	1.86	0	0	0.25%	14.4%	12/31/2017	1.92	0	0	0.00%	14.7%
12/31/2016	1.58	351	554	0.50%	6.1%	12/31/2016	1.63	0	0	0.25%	6.4%	12/31/2016	1.68	122	204	0.00%	6.7%
12/31/2015	1.49	586	873	0.50%	-1.6%	12/31/2015	1.53	0	0	0.25%	-1.4%	12/31/2015	1.57	281	441	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	1.4%
2017	1.0%
2016	1.1%
2015	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2025 Fund M Class - 06-103
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,663,895	$3,441,902	273,018
Receivables: investments sold	2,745
Payables: investments purchased	-
Net assets	$3,666,640

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,147,396	1,672,612	$1.88
Band 100	275,732	141,198	1.95
Band 75	-	-	2.03
Band 50	243,512	115,783	2.10
Band 25	-	-	2.18
Band 0	-	-	2.27
Total	$3,666,640	1,929,593

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$42,697
Mortality & expense charges	(40,738)
Net investment income (loss)	1,959

Gain (loss) on investments:
Net realized gain (loss)	9,417
Realized gain distributions	179,033
Net change in unrealized appreciation (depreciation)	387,398
Net gain (loss)	575,848

Increase (decrease) in net assets from operations	$577,807

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,959	$7,002
Net realized gain (loss)	9,417	85,322
Realized gain distributions	179,033	241,210
Net change in unrealized appreciation (depreciation)	387,398	(582,372)

Increase (decrease) in net assets from operations	577,807	(248,838)

Contract owner transactions:
Proceeds from units sold	381,434	338,012
Cost of units redeemed	(556,951)	(790,729)
Account charges	(971)	(785)
Increase (decrease)	(176,488)	(453,502)
Net increase (decrease)	401,319	(702,340)
Net assets, beginning	3,265,321	3,967,661
Net assets, ending	$3,666,640	$3,265,321

Units sold	216,606	279,486
Units redeemed	(314,655)	(542,208)
Net increase (decrease)	(98,049)	(262,722)
Units outstanding, beginning	2,027,642	2,290,364
Units outstanding, ending	1,929,593	2,027,642

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$31,110,581
Cost of units redeemed/account charges	(34,236,264)
Net investment income (loss)	204,472
Net realized gain (loss)	3,476,095
Realized gain distributions	2,889,763
Net change in unrealized appreciation (depreciation)	221,993
Net assets	$3,666,640

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.88	1,673	$3,147	1.25%	18.2%	12/31/2019	$1.95	141	$276	1.00%	18.5%	12/31/2019	$2.03	0	$0	0.75%	18.8%
12/31/2018	1.59	1,700	2,707	1.25%	-7.1%	12/31/2018	1.65	172	283	1.00%	-6.9%	12/31/2018	1.71	0	0	0.75%	-6.6%
12/31/2017	1.71	1,887	3,235	1.25%	14.5%	12/31/2017	1.77	236	418	1.00%	14.8%	12/31/2017	1.83	0	0	0.75%	15.1%
12/31/2016	1.50	2,161	3,235	1.25%	5.5%	12/31/2016	1.54	259	399	1.00%	5.7%	12/31/2016	1.59	0	0	0.75%	6.0%
12/31/2015	1.42	3,687	5,232	1.25%	-2.3%	12/31/2015	1.46	384	560	1.00%	-2.1%	12/31/2015	1.50	0	0	0.75%	-1.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.10	116	$244	0.50%	19.1%	12/31/2019	$2.18	0	$0	0.25%	19.4%	12/31/2019	$2.27	0	$0	0.00%	19.7%
12/31/2018	1.77	156	275	0.50%	-6.4%	12/31/2018	1.83	0	0	0.25%	-6.2%	12/31/2018	1.89	0	0	0.00%	-5.9%
12/31/2017	1.89	167	315	0.50%	15.4%	12/31/2017	1.95	0	0	0.25%	15.7%	12/31/2017	2.01	0	0	0.00%	16.0%
12/31/2016	1.64	168	275	0.50%	6.3%	12/31/2016	1.68	0	0	0.25%	6.5%	12/31/2016	1.74	943	1,637	0.00%	6.8%
12/31/2015	1.54	209	321	0.50%	-1.6%	12/31/2015	1.58	0	0	0.25%	-1.4%	12/31/2015	1.62	1,106	1,798	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.2%
2018	1.4%
2017	0.9%
2016	1.0%
2015	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2030 Fund M Class - 06-106
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,090,726	$7,369,263	560,496
Receivables: investments sold	2,850
Payables: investments purchased	-
Net assets	$8,093,576

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,167,772	3,206,768	$1.92
Band 100	1,633,052	818,127	2.00
Band 75	-	-	2.07
Band 50	292,752	136,176	2.15
Band 25	-	-	2.23
Band 0	-	-	2.32
Total	$8,093,576	4,161,071

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$92,825
Mortality & expense charges	(86,104)
Net investment income (loss)	6,721

Gain (loss) on investments:
Net realized gain (loss)	99,653
Realized gain distributions	402,495
Net change in unrealized appreciation (depreciation)	886,914
Net gain (loss)	1,389,062

Increase (decrease) in net assets from operations	$1,395,783

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,721	$23,815
Net realized gain (loss)	99,653	104,666
Realized gain distributions	402,495	572,928
Net change in unrealized appreciation (depreciation)	886,914	(1,297,643)

Increase (decrease) in net assets from operations	1,395,783	(596,234)

Contract owner transactions:
Proceeds from units sold	1,185,558	1,086,113
Cost of units redeemed	(1,551,131)	(757,019)
Account charges	(2,496)	(2,261)
Increase (decrease)	(368,069)	326,833
Net increase (decrease)	1,027,714	(269,401)
Net assets, beginning	7,065,862	7,335,263
Net assets, ending	$8,093,576	$7,065,862

Units sold	707,204	636,344
Units redeemed	(942,699)	(427,311)
Net increase (decrease)	(235,495)	209,033
Units outstanding, beginning	4,396,566	4,187,533
Units outstanding, ending	4,161,071	4,396,566

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$39,226,578
Cost of units redeemed/account charges	(39,642,672)
Net investment income (loss)	215,523
Net realized gain (loss)	3,250,803
Realized gain distributions	4,321,881
Net change in unrealized appreciation (depreciation)	721,463
Net assets	$8,093,576

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.92	3,207	$6,168	1.25%	20.7%	12/31/2019	$2.00	818	$1,633	1.00%	21.0%	12/31/2019	$2.07	0	$0	0.75%	21.3%
12/31/2018	1.59	3,494	5,567	1.25%	-8.2%	12/31/2018	1.65	821	1,355	1.00%	-7.9%	12/31/2018	1.71	0	0	0.75%	-7.7%
12/31/2017	1.73	3,130	5,430	1.25%	17.2%	12/31/2017	1.79	969	1,736	1.00%	17.5%	12/31/2017	1.85	0	0	0.75%	17.8%
12/31/2016	1.48	3,845	5,690	1.25%	6.1%	12/31/2016	1.52	980	1,494	1.00%	6.4%	12/31/2016	1.57	0	0	0.75%	6.6%
12/31/2015	1.39	5,365	7,483	1.25%	-2.4%	12/31/2015	1.43	977	1,400	1.00%	-2.1%	12/31/2015	1.47	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.15	136	$293	0.50%	21.6%	12/31/2019	$2.23	0	$0	0.25%	21.9%	12/31/2019	$2.32	0	$0	0.00%	22.2%
12/31/2018	1.77	81	144	0.50%	-7.5%	12/31/2018	1.83	0	0	0.25%	-7.2%	12/31/2018	1.89	0	0	0.00%	-7.0%
12/31/2017	1.91	88	169	0.50%	18.1%	12/31/2017	1.97	0	0	0.25%	18.4%	12/31/2017	2.04	0	0	0.00%	18.7%
12/31/2016	1.62	102	164	0.50%	6.9%	12/31/2016	1.67	0	0	0.25%	7.2%	12/31/2016	1.72	533	915	0.00%	7.4%
12/31/2015	1.51	114	172	0.50%	-1.6%	12/31/2015	1.55	0	0	0.25%	-1.4%	12/31/2015	1.60	985	1,574	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.2%
2018	1.5%
2017	0.8%
2016	1.0%
2015	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2035 Fund M Class - 06-107
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,137,466	$3,793,146	295,488
Receivables: investments sold	2,330
Payables: investments purchased	-
Net assets	$4,139,796

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,793,496	1,883,246	$2.01
Band 100	255,889	122,408	2.09
Band 75	-	-	2.17
Band 50	90,411	40,158	2.25
Band 25	-	-	2.34
Band 0	-	-	2.42
Total	$4,139,796	2,045,812

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$41,515
Mortality & expense charges	(45,253)
Net investment income (loss)	(3,738)

Gain (loss) on investments:
Net realized gain (loss)	12,879
Realized gain distributions	231,625
Net change in unrealized appreciation (depreciation)	533,016
Net gain (loss)	777,520

Increase (decrease) in net assets from operations	$773,782

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,738)	$6,831
Net realized gain (loss)	12,879	93,894
Realized gain distributions	231,625	292,397
Net change in unrealized appreciation (depreciation)	533,016	(721,864)

Increase (decrease) in net assets from operations	773,782	(328,742)

Contract owner transactions:
Proceeds from units sold	471,466	601,756
Cost of units redeemed	(335,035)	(695,964)
Account charges	(2,290)	(2,123)
Increase (decrease)	134,141	(96,331)
Net increase (decrease)	907,923	(425,073)
Net assets, beginning	3,231,873	3,656,946
Net assets, ending	$4,139,796	$3,231,873

Units sold	255,394	338,233
Units redeemed	(180,917)	(383,979)
Net increase (decrease)	74,477	(45,746)
Units outstanding, beginning	1,971,335	2,017,081
Units outstanding, ending	2,045,812	1,971,335

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$20,655,432
Cost of units redeemed/account charges	(21,911,850)
Net investment income (loss)	59,562
Net realized gain (loss)	2,583,002
Realized gain distributions	2,409,330
Net change in unrealized appreciation (depreciation)	344,320
Net assets	$4,139,796

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.01	1,883	$3,793	1.25%	23.5%	12/31/2019	$2.09	122	$256	1.00%	23.8%	12/31/2019	$2.17	0	$0	0.75%	24.1%
12/31/2018	1.63	1,788	2,917	1.25%	-9.4%	12/31/2018	1.69	142	240	1.00%	-9.2%	12/31/2018	1.75	0	0	0.75%	-8.9%
12/31/2017	1.80	1,692	3,048	1.25%	19.4%	12/31/2017	1.86	282	525	1.00%	19.7%	12/31/2017	1.92	0	0	0.75%	20.0%
12/31/2016	1.51	1,679	2,531	1.25%	6.5%	12/31/2016	1.55	312	484	1.00%	6.7%	12/31/2016	1.60	0	0	0.75%	7.0%
12/31/2015	1.42	2,729	3,865	1.25%	-2.5%	12/31/2015	1.46	411	597	1.00%	-2.2%	12/31/2015	1.50	0	0	0.75%	-2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.25	40	$90	0.50%	24.4%	12/31/2019	$2.34	0	$0	0.25%	24.7%	12/31/2019	$2.42	0	$0	0.00%	25.0%
12/31/2018	1.81	41	75	0.50%	-8.7%	12/31/2018	1.87	0	0	0.25%	-8.5%	12/31/2018	1.94	0	0	0.00%	-8.3%
12/31/2017	1.98	42	84	0.50%	20.3%	12/31/2017	2.05	0	0	0.25%	20.6%	12/31/2017	2.11	0	0	0.00%	20.9%
12/31/2016	1.65	43	70	0.50%	7.3%	12/31/2016	1.70	0	0	0.25%	7.5%	12/31/2016	1.75	185	323	0.00%	7.8%
12/31/2015	1.54	32	49	0.50%	-1.8%	12/31/2015	1.58	0	0	0.25%	-1.5%	12/31/2015	1.62	429	695	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	1.4%
2017	0.8%
2016	0.8%
2015	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2040 Fund M Class - 06-108
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,250,687	$3,858,277	280,798
Receivables: investments sold	598
Payables: investments purchased	-
Net assets	$4,251,285

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,345,262	1,659,198	$2.02
Band 100	795,712	380,286	2.09
Band 75	-	-	2.17
Band 50	110,311	48,951	2.25
Band 25	-	-	2.34
Band 0	-	-	2.43
Total	$4,251,285	2,088,435

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$39,907
Mortality & expense charges	(45,356)
Net investment income (loss)	(5,449)

Gain (loss) on investments:
Net realized gain (loss)	30,910
Realized gain distributions	227,007
Net change in unrealized appreciation (depreciation)	595,942
Net gain (loss)	853,859

Increase (decrease) in net assets from operations	$848,410

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,449)	$7,677
Net realized gain (loss)	30,910	58,105
Realized gain distributions	227,007	323,751
Net change in unrealized appreciation (depreciation)	595,942	(762,236)

Increase (decrease) in net assets from operations	848,410	(372,703)

Contract owner transactions:
Proceeds from units sold	555,444	538,692
Cost of units redeemed	(702,830)	(413,079)
Account charges	(3,875)	(3,585)
Increase (decrease)	(151,261)	122,028
Net increase (decrease)	697,149	(250,675)
Net assets, beginning	3,554,136	3,804,811
Net assets, ending	$4,251,285	$3,554,136

Units sold	300,648	308,965
Units redeemed	(386,214)	(233,231)
Net increase (decrease)	(85,566)	75,734
Units outstanding, beginning	2,174,001	2,098,267
Units outstanding, ending	2,088,435	2,174,001

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$30,291,810
Cost of units redeemed/account charges	(33,261,142)
Net investment income (loss)	249,208
Net realized gain (loss)	3,300,421
Realized gain distributions	3,278,578
Net change in unrealized appreciation (depreciation)	392,410
Net assets	$4,251,285

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.02	1,659	$3,345	1.25%	24.5%	12/31/2019	$2.09	380	$796	1.00%	24.8%	12/31/2019	$2.17	0	$0	0.75%	25.1%
12/31/2018	1.62	1,712	2,773	1.25%	-9.8%	12/31/2018	1.68	413	693	1.00%	-9.6%	12/31/2018	1.74	0	0	0.75%	-9.4%
12/31/2017	1.80	1,624	2,918	1.25%	19.5%	12/31/2017	1.86	414	768	1.00%	19.8%	12/31/2017	1.92	0	0	0.75%	20.1%
12/31/2016	1.50	1,910	2,870	1.25%	6.5%	12/31/2016	1.55	413	640	1.00%	6.8%	12/31/2016	1.59	0	0	0.75%	7.1%
12/31/2015	1.41	2,883	4,068	1.25%	-2.5%	12/31/2015	1.45	475	689	1.00%	-2.2%	12/31/2015	1.49	0	0	0.75%	-2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.25	49	$110	0.50%	25.4%	12/31/2019	$2.34	0	$0	0.25%	25.7%	12/31/2019	$2.43	0	$0	0.00%	26.0%
12/31/2018	1.80	49	88	0.50%	-9.1%	12/31/2018	1.86	0	0	0.25%	-8.9%	12/31/2018	1.93	0	0	0.00%	-8.7%
12/31/2017	1.98	60	119	0.50%	20.4%	12/31/2017	2.04	0	0	0.25%	20.7%	12/31/2017	2.11	0	0	0.00%	21.0%
12/31/2016	1.64	60	99	0.50%	7.3%	12/31/2016	1.69	0	0	0.25%	7.6%	12/31/2016	1.74	770	1,341	0.00%	7.9%
12/31/2015	1.53	46	70	0.50%	-1.7%	12/31/2015	1.57	0	0	0.25%	-1.5%	12/31/2015	1.62	894	1,445	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.0%
2018	1.4%
2017	0.7%
2016	0.9%
2015	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2045 Fund M Class - 06-284
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,919,329	$1,774,486	162,806
Receivables: investments sold	-
Payables: investments purchased	(1,467)
Net assets	$1,917,862

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,623,890	1,029,036	$1.58
Band 100	215,258	132,175	1.63
Band 75	-	-	1.68
Band 50	78,714	45,382	1.73
Band 25	-	-	1.79
Band 0	-	-	1.85
Total	$1,917,862	1,206,593

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$18,377
Mortality & expense charges	(21,961)
Net investment income (loss)	(3,584)

Gain (loss) on investments:
Net realized gain (loss)	5,749
Realized gain distributions	108,447
Net change in unrealized appreciation (depreciation)	276,066
Net gain (loss)	390,262

Increase (decrease) in net assets from operations	$386,678

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,584)	$3,748
Net realized gain (loss)	5,749	28,510
Realized gain distributions	108,447	141,280
Net change in unrealized appreciation (depreciation)	276,066	(339,732)

Increase (decrease) in net assets from operations	386,678	(166,194)

Contract owner transactions:
Proceeds from units sold	348,165	320,509
Cost of units redeemed	(399,774)	(267,367)
Account charges	(2,596)	(1,794)
Increase (decrease)	(54,205)	51,348
Net increase (decrease)	332,473	(114,846)
Net assets, beginning	1,585,389	1,700,235
Net assets, ending	$1,917,862	$1,585,389

Units sold	242,237	230,609
Units redeemed	(277,247)	(189,577)
Net increase (decrease)	(35,010)	41,032
Units outstanding, beginning	1,241,603	1,200,571
Units outstanding, ending	1,206,593	1,241,603

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$10,395,541
Cost of units redeemed/account charges	(11,462,437)
Net investment income (loss)	66,822
Net realized gain (loss)	1,504,002
Realized gain distributions	1,269,091
Net change in unrealized appreciation (depreciation)	144,843
Net assets	$1,917,862

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.58	1,029	$1,624	1.25%	24.4%	12/31/2019	$1.63	132	$215	1.00%	24.7%	12/31/2019	$1.68	0	$0	0.75%	25.0%
12/31/2018	1.27	1,055	1,339	1.25%	-9.8%	12/31/2018	1.31	141	184	1.00%	-9.6%	12/31/2018	1.34	0	0	0.75%	-9.3%
12/31/2017	1.41	977	1,374	1.25%	19.5%	12/31/2017	1.44	178	257	1.00%	19.8%	12/31/2017	1.48	0	0	0.75%	20.1%
12/31/2016	1.18	975	1,147	1.25%	6.5%	12/31/2016	1.20	184	222	1.00%	6.8%	12/31/2016	1.23	0	0	0.75%	7.1%
12/31/2015	1.10	1,479	1,633	1.25%	-2.5%	12/31/2015	1.13	152	171	1.00%	-2.3%	12/31/2015	1.15	0	0	0.75%	-2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.73	45	$79	0.50%	25.3%	12/31/2019	$1.79	0	$0	0.25%	25.7%	12/31/2019	$1.85	0	$0	0.00%	26.0%
12/31/2018	1.38	46	63	0.50%	-9.1%	12/31/2018	1.42	0	0	0.25%	-8.9%	12/31/2018	1.47	0	0	0.00%	-8.7%
12/31/2017	1.52	46	70	0.50%	20.4%	12/31/2017	1.56	0	0	0.25%	20.7%	12/31/2017	1.61	0	0	0.00%	21.0%
12/31/2016	1.26	46	58	0.50%	7.3%	12/31/2016	1.29	0	0	0.25%	7.6%	12/31/2016	1.33	826	1,096	0.00%	7.9%
12/31/2015	1.18	47	56	0.50%	-1.8%	12/31/2015	1.20	0	0	0.25%	-1.6%	12/31/2015	1.23	1,259	1,548	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.0%
2018	1.5%
2017	0.6%
2016	0.9%
2015	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2050 Fund M Class - 06-286
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,840,737	$1,707,237	155,977
Receivables: investments sold	1,363
Payables: investments purchased	-
Net assets	$1,842,100

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,512,148	970,000	$1.56
Band 100	216,809	134,755	1.61
Band 75	-	-	1.66
Band 50	113,143	66,027	1.71
Band 25	-	-	1.77
Band 0	-	-	1.83
Total	$1,842,100	1,170,782

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$17,291
Mortality & expense charges	(18,895)
Net investment income (loss)	(1,604)

Gain (loss) on investments:
Net realized gain (loss)	4,812
Realized gain distributions	91,870
Net change in unrealized appreciation (depreciation)	256,606
Net gain (loss)	353,288

Increase (decrease) in net assets from operations	$351,684

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,604)	$3,786
Net realized gain (loss)	4,812	26,583
Realized gain distributions	91,870	121,749
Net change in unrealized appreciation (depreciation)	256,606	(297,909)

Increase (decrease) in net assets from operations	351,684	(145,791)

Contract owner transactions:
Proceeds from units sold	394,670	356,982
Cost of units redeemed	(304,412)	(234,428)
Account charges	(4,091)	(3,257)
Increase (decrease)	86,167	119,297
Net increase (decrease)	437,851	(26,494)
Net assets, beginning	1,404,249	1,430,743
Net assets, ending	$1,842,100	$1,404,249

Units sold	276,041	258,238
Units redeemed	(215,231)	(166,391)
Net increase (decrease)	60,810	91,847
Units outstanding, beginning	1,109,972	1,018,125
Units outstanding, ending	1,170,782	1,109,972

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$9,051,670
Cost of units redeemed/account charges	(9,400,267)
Net investment income (loss)	48,062
Net realized gain (loss)	1,028,584
Realized gain distributions	980,551
Net change in unrealized appreciation (depreciation)	133,500
Net assets	$1,842,100

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.56	970	$1,512	1.25%	24.4%	12/31/2019	$1.61	135	$217	1.00%	24.8%	12/31/2019	$1.66	0	$0	0.75%	25.1%
12/31/2018	1.25	908	1,138	1.25%	-9.8%	12/31/2018	1.29	120	154	1.00%	-9.6%	12/31/2018	1.33	0	0	0.75%	-9.4%
12/31/2017	1.39	787	1,094	1.25%	19.5%	12/31/2017	1.43	132	189	1.00%	19.8%	12/31/2017	1.46	0	0	0.75%	20.1%
12/31/2016	1.16	852	990	1.25%	6.5%	12/31/2016	1.19	132	157	1.00%	6.8%	12/31/2016	1.22	0	0	0.75%	7.1%
12/31/2015	1.09	1,247	1,361	1.25%	-2.5%	12/31/2015	1.12	91	102	1.00%	-2.3%	12/31/2015	1.14	0	0	0.75%	-2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.71	66	$113	0.50%	25.4%	12/31/2019	$1.77	0	$0	0.25%	25.7%	12/31/2019	$1.83	0	$0	0.00%	26.0%
12/31/2018	1.37	82	112	0.50%	-9.1%	12/31/2018	1.41	0	0	0.25%	-8.9%	12/31/2018	1.45	0	0	0.00%	-8.7%
12/31/2017	1.50	98	148	0.50%	20.4%	12/31/2017	1.54	0	0	0.25%	20.7%	12/31/2017	1.59	0	0	0.00%	21.0%
12/31/2016	1.25	105	131	0.50%	7.3%	12/31/2016	1.28	0	0	0.25%	7.6%	12/31/2016	1.31	798	1,046	0.00%	7.9%
12/31/2015	1.16	50	59	0.50%	-1.8%	12/31/2015	1.19	0	0	0.25%	-1.5%	12/31/2015	1.22	1,095	1,330	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	1.5%
2017	0.6%
2016	0.9%
2015	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2055 Fund M Class - 06-394
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,897,391	$1,779,709	143,833
Receivables: investments sold	-
Payables: investments purchased	(226)
Net assets	$1,897,165

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,829,572	912,401	$2.01
Band 100	32,670	15,962	2.05
Band 75	-	-	2.09
Band 50	34,923	16,378	2.13
Band 25	-	-	2.18
Band 0	-	-	2.22
Total	$1,897,165	944,741

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$18,104
Mortality & expense charges	(16,670)
Net investment income (loss)	1,434

Gain (loss) on investments:
Net realized gain (loss)	1,187
Realized gain distributions	71,994
Net change in unrealized appreciation (depreciation)	220,442
Net gain (loss)	293,623

Increase (decrease) in net assets from operations	$295,057

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,434	$3,607
Net realized gain (loss)	1,187	18,490
Realized gain distributions	71,994	71,263
Net change in unrealized appreciation (depreciation)	220,442	(199,128)

Increase (decrease) in net assets from operations	295,057	(105,768)

Contract owner transactions:
Proceeds from units sold	785,258	457,514
Cost of units redeemed	(206,710)	(160,167)
Account charges	(3,495)	(1,871)
Increase (decrease)	575,053	295,476
Net increase (decrease)	870,110	189,708
Net assets, beginning	1,027,055	837,347
Net assets, ending	$1,897,165	$1,027,055

Units sold	422,648	258,225
Units redeemed	(114,251)	(89,388)
Net increase (decrease)	308,397	168,837
Units outstanding, beginning	636,344	467,507
Units outstanding, ending	944,741	636,344

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,896,414
Cost of units redeemed/account charges	(1,392,687)
Net investment income (loss)	6,404
Net realized gain (loss)	58,980
Realized gain distributions	210,372
Net change in unrealized appreciation (depreciation)	117,682
Net assets	$1,897,165

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.01	912	$1,830	1.25%	24.5%	12/31/2019	$2.05	16	$33	1.00%	24.8%	12/31/2019	$2.09	0	$0	0.75%	25.1%
12/31/2018	1.61	604	973	1.25%	-9.9%	12/31/2018	1.64	16	26	1.00%	-9.6%	12/31/2018	1.67	0	0	0.75%	-9.4%
12/31/2017	1.79	435	777	1.25%	19.5%	12/31/2017	1.81	16	29	1.00%	19.8%	12/31/2017	1.84	0	0	0.75%	20.1%
12/31/2016	1.50	368	550	1.25%	6.5%	12/31/2016	1.51	16	24	1.00%	6.8%	12/31/2016	1.53	0	0	0.75%	7.0%
12/31/2015	1.40	288	404	1.25%	-2.5%	12/31/2015	1.42	17	24	1.00%	-2.2%	12/31/2015	1.43	0	0	0.75%	-2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.13	16	$35	0.50%	25.4%	12/31/2019	$2.18	0	$0	0.25%	25.7%	12/31/2019	$2.22	0	$0	0.00%	26.0%
12/31/2018	1.70	16	28	0.50%	-9.2%	12/31/2018	1.73	0	0	0.25%	-8.9%	12/31/2018	1.76	0	0	0.00%	-8.7%
12/31/2017	1.87	17	31	0.50%	20.4%	12/31/2017	1.90	0	0	0.25%	20.7%	12/31/2017	1.93	0	0	0.00%	21.0%
12/31/2016	1.55	17	26	0.50%	7.3%	12/31/2016	1.57	0	0	0.25%	7.6%	12/31/2016	1.60	56	89	0.00%	7.8%
12/31/2015	1.45	13	18	0.50%	-1.8%	12/31/2015	1.46	0	0	0.25%	-1.5%	12/31/2015	1.48	71	105	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.2%
2018	1.6%
2017	0.9%
2016	1.2%
2015	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom Income Fund M Class - 06-111
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$258,733	$254,404	23,458
Receivables: investments sold	11
Payables: investments purchased	-
Net assets	$258,744

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$183,394	128,242	$1.43
Band 100	75,350	50,774	1.48
Band 75	-	-	1.54
Band 50	-	-	1.60
Band 25	-	-	1.66
Band 0	-	-	1.72
Total	$258,744	179,016

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,868
Mortality & expense charges	(3,029)
Net investment income (loss)	839

Gain (loss) on investments:
Net realized gain (loss)	(95)
Realized gain distributions	4,632
Net change in unrealized appreciation (depreciation)	17,541
Net gain (loss)	22,078

Increase (decrease) in net assets from operations	$22,917

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$839	$730
Net realized gain (loss)	(95)	(95)
Realized gain distributions	4,632	9,358
Net change in unrealized appreciation (depreciation)	17,541	(19,112)

Increase (decrease) in net assets from operations	22,917	(9,119)

Contract owner transactions:
Proceeds from units sold	4,086	3,879
Cost of units redeemed	(22,209)	(27,136)
Account charges	(176)	(198)
Increase (decrease)	(18,299)	(23,455)
Net increase (decrease)	4,618	(32,574)
Net assets, beginning	254,126	286,700
Net assets, ending	$258,744	$254,126

Units sold	2,959	3,213
Units redeemed	(15,966)	(20,271)
Net increase (decrease)	(13,007)	(17,058)
Units outstanding, beginning	192,023	209,081
Units outstanding, ending	179,016	192,023

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,023,253
Cost of units redeemed/account charges	(3,046,102)
Net investment income (loss)	15,604
Net realized gain (loss)	134,111
Realized gain distributions	127,549
Net change in unrealized appreciation (depreciation)	4,329
Net assets	$258,744

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.43	128	$183	1.25%	9.2%	12/31/2019	$1.48	51	$75	1.00%	9.5%	12/31/2019	$1.54	0	$0	0.75%	9.8%
12/31/2018	1.31	134	175	1.25%	-3.4%	12/31/2018	1.36	58	79	1.00%	-3.2%	12/31/2018	1.40	0	0	0.75%	-2.9%
12/31/2017	1.36	136	184	1.25%	6.2%	12/31/2017	1.40	74	103	1.00%	6.5%	12/31/2017	1.45	0	0	0.75%	6.7%
12/31/2016	1.28	136	173	1.25%	3.3%	12/31/2016	1.31	69	91	1.00%	3.6%	12/31/2016	1.35	0	0	0.75%	3.8%
12/31/2015	1.24	210	260	1.25%	-2.3%	12/31/2015	1.27	105	133	1.00%	-2.0%	12/31/2015	1.30	0	0	0.75%	-1.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.60	0	$0	0.50%	10.0%	12/31/2019	$1.66	0	$0	0.25%	10.3%	12/31/2019	$1.72	0	$0	0.00%	10.6%
12/31/2018	1.45	0	0	0.50%	-2.7%	12/31/2018	1.50	0	0	0.25%	-2.4%	12/31/2018	1.56	0	0	0.00%	-2.2%
12/31/2017	1.49	0	0	0.50%	7.0%	12/31/2017	1.54	0	0	0.25%	7.3%	12/31/2017	1.59	0	0	0.00%	7.5%
12/31/2016	1.39	0	0	0.50%	4.1%	12/31/2016	1.44	0	0	0.25%	4.3%	12/31/2016	1.48	3	5	0.00%	4.6%
12/31/2015	1.34	0	0	0.50%	-1.5%	12/31/2015	1.38	0	0	0.25%	-1.3%	12/31/2015	1.41	1	1	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	1.4%
2017	1.2%
2016	1.0%
2015	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Growth & Income Fund M Class - 06-265
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$272,152	$269,075	9,986
Receivables: investments sold	-
Payables: investments purchased	(817)
Net assets	$271,335

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$227,344	76,132	$2.99
Band 100	43,991	14,145	3.11
Band 75	-	-	3.24
Band 50	-	-	3.37
Band 25	-	-	3.51
Band 0	-	-	3.71
Total	$271,335	90,277

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,737
Mortality & expense charges	(2,900)
Net investment income (loss)	837

Gain (loss) on investments:
Net realized gain (loss)	(4,698)
Realized gain distributions	13,623
Net change in unrealized appreciation (depreciation)	54,920
Net gain (loss)	63,845

Increase (decrease) in net assets from operations	$64,682

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$837	$932
Net realized gain (loss)	(4,698)	1,058
Realized gain distributions	13,623	27,428
Net change in unrealized appreciation (depreciation)	54,920	(58,584)

Increase (decrease) in net assets from operations	64,682	(29,166)

Contract owner transactions:
Proceeds from units sold	130,562	91,546
Cost of units redeemed	(169,025)	(24,026)
Account charges	(344)	(455)
Increase (decrease)	(38,807)	67,065
Net increase (decrease)	25,875	37,899
Net assets, beginning	245,460	207,561
Net assets, ending	$271,335	$245,460

Units sold	45,832	35,264
Units redeemed	(60,484)	(9,464)
Net increase (decrease)	(14,652)	25,800
Units outstanding, beginning	104,929	79,129
Units outstanding, ending	90,277	104,929

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,188,569
Cost of units redeemed/account charges	(1,112,267)
Net investment income (loss)	(4,631)
Net realized gain (loss)	89,331
Realized gain distributions	107,256
Net change in unrealized appreciation (depreciation)	3,077
Net assets	$271,335

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.99	76	$227	1.25%	28.3%	12/31/2019	$3.11	14	$44	1.00%	28.6%	12/31/2019	$3.24	0	$0	0.75%	28.9%
12/31/2018	2.33	92	215	1.25%	-10.8%	12/31/2018	2.42	13	31	1.00%	-10.6%	12/31/2018	2.51	0	0	0.75%	-10.4%
12/31/2017	2.61	68	179	1.25%	14.8%	12/31/2017	2.70	11	29	1.00%	15.1%	12/31/2017	2.80	0	0	0.75%	15.4%
12/31/2016	2.27	128	292	1.25%	13.9%	12/31/2016	2.35	9	21	1.00%	14.2%	12/31/2016	2.43	0	0	0.75%	14.5%
12/31/2015	2.00	136	272	1.25%	-4.1%	12/31/2015	2.06	11	22	1.00%	-3.8%	12/31/2015	2.12	0	0	0.75%	-3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.37	0	$0	0.50%	29.2%	12/31/2019	$3.51	0	$0	0.25%	29.5%	12/31/2019	$3.71	0	$0	0.00%	29.9%
12/31/2018	2.61	0	0	0.50%	-10.1%	12/31/2018	2.71	0	0	0.25%	-9.9%	12/31/2018	2.86	0	0	0.00%	-9.7%
12/31/2017	2.90	0	0	0.50%	15.7%	12/31/2017	3.01	0	0	0.25%	15.9%	12/31/2017	3.16	0	0	0.00%	16.2%
12/31/2016	2.51	0	0	0.50%	14.8%	12/31/2016	2.60	0	0	0.25%	15.1%	12/31/2016	2.72	0	0	0.00%	15.4%
12/31/2015	2.19	0	0	0.50%	-3.3%	12/31/2015	2.26	0	0	0.25%	-3.1%	12/31/2015	2.36	0	0	0.00%	-2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	1.7%
2017	0.7%
2016	1.3%
2015	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Growth Opportunities Fund M Class - 06-125
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$986,431	$851,742	11,226
Receivables: investments sold	-
Payables: investments purchased	(1,523)
Net assets	$984,908

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$615,027	145,423	$4.23
Band 100	369,881	84,106	4.40
Band 75	-	-	4.57
Band 50	-	-	4.76
Band 25	-	-	4.94
Band 0	-	-	5.14
Total	$984,908	229,529

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(10,572)
Net investment income (loss)	(10,572)

Gain (loss) on investments:
Net realized gain (loss)	113,847
Realized gain distributions	39,320
Net change in unrealized appreciation (depreciation)	137,815
Net gain (loss)	290,982

Increase (decrease) in net assets from operations	$280,410

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,572)	$(6,066)
Net realized gain (loss)	113,847	11,062
Realized gain distributions	39,320	67,648
Net change in unrealized appreciation (depreciation)	137,815	(33,263)

Increase (decrease) in net assets from operations	280,410	39,381

Contract owner transactions:
Proceeds from units sold	516,910	274,931
Cost of units redeemed	(441,901)	(68,375)
Account charges	(56)	(92)
Increase (decrease)	74,953	206,464
Net increase (decrease)	355,363	245,845
Net assets, beginning	629,545	383,700
Net assets, ending	$984,908	$629,545

Units sold	151,735	87,257
Units redeemed	(125,702)	(23,474)
Net increase (decrease)	26,033	63,783
Units outstanding, beginning	203,496	139,713
Units outstanding, ending	229,529	203,496

* Date of Fund Inception into Variable Account: 5 /1 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$7,204,534
Cost of units redeemed/account charges	(7,440,892)
Net investment income (loss)	(190,308)
Net realized gain (loss)	599,405
Realized gain distributions	677,480
Net change in unrealized appreciation (depreciation)	134,689
Net assets	$984,908

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.23	145	$615	1.25%	38.2%	12/31/2019	$4.40	84	$370	1.00%	38.6%	12/31/2019	$4.57	0	$0	0.75%	38.9%
12/31/2018	3.06	143	439	1.25%	12.4%	12/31/2018	3.17	60	191	1.00%	12.7%	12/31/2018	3.29	0	0	0.75%	13.0%
12/31/2017	2.72	104	285	1.25%	32.7%	12/31/2017	2.82	35	99	1.00%	33.0%	12/31/2017	2.91	0	0	0.75%	33.4%
12/31/2016	2.05	173	356	1.25%	-1.5%	12/31/2016	2.12	0	0	1.00%	-1.3%	12/31/2016	2.19	0	0	0.75%	-1.0%
12/31/2015	2.08	2,124	4,424	1.25%	3.3%	12/31/2015	2.14	6	13	1.00%	3.6%	12/31/2015	2.21	0	0	0.75%	3.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.76	0	$0	0.50%	39.3%	12/31/2019	$4.94	0	$0	0.25%	39.6%	12/31/2019	$5.14	0	$0	0.00%	39.9%
12/31/2018	3.41	0	0	0.50%	13.2%	12/31/2018	3.54	0	0	0.25%	13.5%	12/31/2018	3.67	0	0	0.00%	13.8%
12/31/2017	3.02	0	0	0.50%	33.7%	12/31/2017	3.12	0	0	0.25%	34.0%	12/31/2017	3.23	0	0	0.00%	34.4%
12/31/2016	2.26	0	0	0.50%	-0.8%	12/31/2016	2.33	0	0	0.25%	-0.5%	12/31/2016	2.40	0	0	0.00%	-0.3%
12/31/2015	2.27	0	0	0.50%	4.1%	12/31/2015	2.34	0	0	0.25%	4.3%	12/31/2015	2.41	0	0	0.00%	4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor International Capital Appreciation Fund M Class - 06-155
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,703,919	$17,384,556	836,043
Receivables: investments sold	-
Payables: investments purchased	(277,522)
Net assets	$18,426,397

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,426,397	7,632,247	$2.41
Band 100	-	-	2.51
Band 75	-	-	2.61
Band 50	-	-	2.71
Band 25	-	-	2.82
Band 0	-	-	2.94
Total	$18,426,397	7,632,247

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$36,148
Mortality & expense charges	(78,070)
Net investment income (loss)	(41,922)

Gain (loss) on investments:
Net realized gain (loss)	4,360
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,319,363
Net gain (loss)	1,323,723

Increase (decrease) in net assets from operations	$1,281,801

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(41,922)	$-
Net realized gain (loss)	4,360	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,319,363	-

Increase (decrease) in net assets from operations	1,281,801	-

Contract owner transactions:
Proceeds from units sold	18,427,955	-
Cost of units redeemed	(1,249,087)	-
Account charges	(34,272)	-
Increase (decrease)	17,144,596	-
Net increase (decrease)	18,426,397	-
Net assets, beginning	-	-
Net assets, ending	$18,426,397	$-

Units sold	8,207,987	-
Units redeemed	(575,740)	-
Net increase (decrease)	7,632,247	-
Units outstanding, beginning	-	-
Units outstanding, ending	7,632,247	-

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$18,429,576
Cost of units redeemed/account charges	(1,285,277)
Net investment income (loss)	(42,004)
Net realized gain (loss)	3,868
Realized gain distributions	871
Net change in unrealized appreciation (depreciation)	1,319,363
Net assets	$18,426,397

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.41	7,632	$18,426	1.25%	30.4%	12/31/2019	$2.51	0	$0	1.00%	30.8%	12/31/2019	$2.61	0	$0	0.75%	31.1%
12/31/2018	1.85	0	0	1.25%	-14.4%	12/31/2018	1.92	0	0	1.00%	-14.1%	12/31/2018	1.99	0	0	0.75%	-13.9%
12/31/2017	2.16	0	0	1.25%	33.4%	12/31/2017	2.24	0	0	1.00%	33.8%	12/31/2017	2.31	0	0	0.75%	34.1%
12/31/2016	1.62	0	0	1.25%	-4.9%	12/31/2016	1.67	0	0	1.00%	-4.7%	12/31/2016	1.73	0	0	0.75%	-4.4%
12/31/2015	1.70	0	0	1.25%	1.2%	12/31/2015	1.75	0	0	1.00%	1.5%	12/31/2015	1.81	0	0	0.75%	1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.71	0	$0	0.50%	31.4%	12/31/2019	$2.82	0	$0	0.25%	31.8%	12/31/2019	$2.94	0	$0	0.00%	32.1%
12/31/2018	2.07	0	0	0.50%	-13.7%	12/31/2018	2.14	0	0	0.25%	-13.5%	12/31/2018	2.22	0	0	0.00%	-13.3%
12/31/2017	2.39	0	0	0.50%	34.4%	12/31/2017	2.48	0	0	0.25%	34.8%	12/31/2017	2.56	0	0	0.00%	35.1%
12/31/2016	1.78	0	0	0.50%	-4.2%	12/31/2016	1.84	0	0	0.25%	-4.0%	12/31/2016	1.90	0	0	0.00%	-3.7%
12/31/2015	1.86	0	0	0.50%	2.0%	12/31/2015	1.91	0	0	0.25%	2.2%	12/31/2015	1.97	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.4%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Leveraged Company Stock Fund M Class - 06-233
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,279,046	$1,372,531	33,794
Receivables: investments sold	-
Payables: investments purchased	(606)
Net assets	$1,278,440

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,121,816	542,997	$2.07
Band 100	154,758	72,479	2.14
Band 75	-	-	2.21
Band 50	1,866	818	2.28
Band 25	-	-	2.36
Band 0	-	-	2.44
Total	$1,278,440	616,294

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(16,970)
Net investment income (loss)	(16,970)

Gain (loss) on investments:
Net realized gain (loss)	(96,952)
Realized gain distributions	74,387
Net change in unrealized appreciation (depreciation)	364,778
Net gain (loss)	342,213

Increase (decrease) in net assets from operations	$325,243

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(16,970)	$(26,017)
Net realized gain (loss)	(96,952)	(178,800)
Realized gain distributions	74,387	237,917
Net change in unrealized appreciation (depreciation)	364,778	(329,600)

Increase (decrease) in net assets from operations	325,243	(296,500)

Contract owner transactions:
Proceeds from units sold	435,510	414,368
Cost of units redeemed	(740,397)	(1,561,038)
Account charges	(841)	(857)
Increase (decrease)	(305,728)	(1,147,527)
Net increase (decrease)	19,515	(1,444,027)
Net assets, beginning	1,258,925	2,702,952
Net assets, ending	$1,278,440	$1,258,925

Units sold	224,909	209,546
Units redeemed	(383,662)	(792,730)
Net increase (decrease)	(158,753)	(583,184)
Units outstanding, beginning	775,047	1,358,231
Units outstanding, ending	616,294	775,047

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$15,032,904
Cost of units redeemed/account charges	(17,525,644)
Net investment income (loss)	(354,923)
Net realized gain (loss)	2,688,983
Realized gain distributions	1,530,605
Net change in unrealized appreciation (depreciation)	(93,485)
Net assets	$1,278,440

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.07	543	$1,122	1.25%	27.5%	12/31/2019	$2.14	72	$155	1.00%	27.9%	12/31/2019	$2.21	0	$0	0.75%	28.2%
12/31/2018	1.62	707	1,145	1.25%	-17.3%	12/31/2018	1.67	68	113	1.00%	-17.1%	12/31/2018	1.72	0	0	0.75%	-16.9%
12/31/2017	1.96	1,163	2,278	1.25%	15.6%	12/31/2017	2.01	63	126	1.00%	15.9%	12/31/2017	2.07	0	0	0.75%	16.2%
12/31/2016	1.69	1,578	2,675	1.25%	7.5%	12/31/2016	1.74	62	107	1.00%	7.7%	12/31/2016	1.78	0	0	0.75%	8.0%
12/31/2015	1.58	2,113	3,332	1.25%	-7.2%	12/31/2015	1.61	58	94	1.00%	-6.9%	12/31/2015	1.65	0	0	0.75%	-6.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.28	1	$2	0.50%	28.5%	12/31/2019	$2.36	0	$0	0.25%	28.8%	12/31/2019	$2.44	0	$0	0.00%	29.1%
12/31/2018	1.77	1	1	0.50%	-16.7%	12/31/2018	1.83	0	0	0.25%	-16.5%	12/31/2018	1.89	0	0	0.00%	-16.3%
12/31/2017	2.13	1	2	0.50%	16.4%	12/31/2017	2.19	0	0	0.25%	16.7%	12/31/2017	2.25	132	297	0.00%	17.0%
12/31/2016	1.83	1	2	0.50%	8.3%	12/31/2016	1.88	0	0	0.25%	8.5%	12/31/2016	1.93	344	661	0.00%	8.8%
12/31/2015	1.69	1	2	0.50%	-6.5%	12/31/2015	1.73	0	0	0.25%	-6.2%	12/31/2015	1.77	314	555	0.00%	-6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.3%
2016	0.4%
2015	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Leveraged Company Stock Fund A Class - 06-232
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$312,224	$332,834	7,871
Receivables: investments sold	-
Payables: investments purchased	(1,125)
Net assets	$311,099

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$311,099	146,044	$2.13
Band 100	-	-	2.20
Band 75	-	-	2.28
Band 50	-	-	2.35
Band 25	-	-	2.43
Band 0	-	-	2.51
Total	$311,099	146,044

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(4,131)
Net investment income (loss)	(4,131)

Gain (loss) on investments:
Net realized gain (loss)	(64,691)
Realized gain distributions	15,179
Net change in unrealized appreciation (depreciation)	151,193
Net gain (loss)	101,681

Increase (decrease) in net assets from operations	$97,550

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,131)	$(11,878)
Net realized gain (loss)	(64,691)	(143,588)
Realized gain distributions	15,179	94,185
Net change in unrealized appreciation (depreciation)	151,193	(55,162)

Increase (decrease) in net assets from operations	97,550	(116,443)

Contract owner transactions:
Proceeds from units sold	36,563	271,027
Cost of units redeemed	(273,895)	(775,639)
Account charges	(205)	(616)
Increase (decrease)	(237,537)	(505,228)
Net increase (decrease)	(139,987)	(621,671)
Net assets, beginning	451,086	1,072,757
Net assets, ending	$311,099	$451,086

Units sold	18,868	131,711
Units redeemed	(143,585)	(394,673)
Net increase (decrease)	(124,717)	(262,962)
Units outstanding, beginning	270,761	533,723
Units outstanding, ending	146,044	270,761

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$9,217,124
Cost of units redeemed/account charges	(9,921,191)
Net investment income (loss)	(167,369)
Net realized gain (loss)	557,288
Realized gain distributions	645,857
Net change in unrealized appreciation (depreciation)	(20,610)
Net assets	$311,099

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.13	146	$311	1.25%	27.9%	12/31/2019	$2.20	0	$0	1.00%	28.2%	12/31/2019	$2.28	0	$0	0.75%	28.5%
12/31/2018	1.67	271	451	1.25%	-17.1%	12/31/2018	1.72	0	0	1.00%	-16.9%	12/31/2018	1.77	0	0	0.75%	-16.7%
12/31/2017	2.01	534	1,073	1.25%	15.9%	12/31/2017	2.07	0	0	1.00%	16.2%	12/31/2017	2.13	0	0	0.75%	16.4%
12/31/2016	1.73	768	1,332	1.25%	7.7%	12/31/2016	1.78	0	0	1.00%	8.0%	12/31/2016	1.83	0	0	0.75%	8.2%
12/31/2015	1.61	1,246	2,007	1.25%	-6.9%	12/31/2015	1.65	0	0	1.00%	-6.7%	12/31/2015	1.69	0	0	0.75%	-6.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.35	0	$0	0.50%	28.8%	12/31/2019	$2.43	0	$0	0.25%	29.1%	12/31/2019	$2.51	0	$0	0.00%	29.5%
12/31/2018	1.83	0	0	0.50%	-16.5%	12/31/2018	1.88	0	0	0.25%	-16.3%	12/31/2018	1.94	0	0	0.00%	-16.1%
12/31/2017	2.19	0	0	0.50%	16.7%	12/31/2017	2.25	0	0	0.25%	17.0%	12/31/2017	2.31	0	0	0.00%	17.3%
12/31/2016	1.87	0	0	0.50%	8.5%	12/31/2016	1.92	0	0	0.25%	8.8%	12/31/2016	1.97	0	0	0.00%	9.0%
12/31/2015	1.73	0	0	0.50%	-6.2%	12/31/2015	1.77	0	0	0.25%	-6.0%	12/31/2015	1.81	0	0	0.00%	-5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.5%
2016	0.5%
2015	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor New Insights Fund A Class - 06-295
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$585,341	$582,028	18,058
Receivables: investments sold	-
Payables: investments purchased	(6,036)
Net assets	$579,305

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$579,305	195,901	$2.96
Band 100	-	-	3.03
Band 75	-	-	3.10
Band 50	-	-	3.18
Band 25	-	-	3.25
Band 0	-	-	3.33
Total	$579,305	195,901

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$756
Mortality & expense charges	(6,722)
Net investment income (loss)	(5,966)

Gain (loss) on investments:
Net realized gain (loss)	(1,299)
Realized gain distributions	34,869
Net change in unrealized appreciation (depreciation)	94,662
Net gain (loss)	128,232

Increase (decrease) in net assets from operations	$122,266

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,966)	$(66,077)
Net realized gain (loss)	(1,299)	1,376,259
Realized gain distributions	34,869	192,080
Net change in unrealized appreciation (depreciation)	94,662	(871,336)

Increase (decrease) in net assets from operations	122,266	630,926

Contract owner transactions:
Proceeds from units sold	36,794	689,116
Cost of units redeemed	(14,621)	(7,587,942)
Account charges	(430)	(876)
Increase (decrease)	21,743	(6,899,702)
Net increase (decrease)	144,009	(6,268,776)
Net assets, beginning	435,296	6,704,072
Net assets, ending	$579,305	$435,296

Units sold	13,723	266,733
Units redeemed	(5,575)	(2,807,308)
Net increase (decrease)	8,148	(2,540,575)
Units outstanding, beginning	187,753	2,728,328
Units outstanding, ending	195,901	187,753

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$11,720,959
Cost of units redeemed/account charges	(14,640,273)
Net investment income (loss)	(372,537)
Net realized gain (loss)	2,027,020
Realized gain distributions	1,840,823
Net change in unrealized appreciation (depreciation)	3,313
Net assets	$579,305

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.96	196	$579	1.25%	27.5%	12/31/2019	$3.03	0	$0	1.00%	27.9%	12/31/2019	$3.10	0	$0	0.75%	28.2%
12/31/2018	2.32	188	435	1.25%	-5.6%	12/31/2018	2.37	0	0	1.00%	-5.4%	12/31/2018	2.42	0	0	0.75%	-5.2%
12/31/2017	2.46	2,728	6,704	1.25%	26.4%	12/31/2017	2.50	0	0	1.00%	26.8%	12/31/2017	2.55	0	0	0.75%	27.1%
12/31/2016	1.94	2,637	5,124	1.25%	4.9%	12/31/2016	1.98	0	0	1.00%	5.2%	12/31/2016	2.01	0	0	0.75%	5.5%
12/31/2015	1.85	2,784	5,156	1.25%	1.2%	12/31/2015	1.88	0	0	1.00%	1.4%	12/31/2015	1.90	0	0	0.75%	1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.18	0	$0	0.50%	28.5%	12/31/2019	$3.25	0	$0	0.25%	28.8%	12/31/2019	$3.33	0	$0	0.00%	29.2%
12/31/2018	2.47	0	0	0.50%	-4.9%	12/31/2018	2.53	0	0	0.25%	-4.7%	12/31/2018	2.58	0	0	0.00%	-4.5%
12/31/2017	2.60	0	0	0.50%	27.4%	12/31/2017	2.65	0	0	0.25%	27.7%	12/31/2017	2.70	0	0	0.00%	28.0%
12/31/2016	2.04	0	0	0.50%	5.7%	12/31/2016	2.08	0	0	0.25%	6.0%	12/31/2016	2.11	0	0	0.00%	6.3%
12/31/2015	1.93	0	0	0.50%	1.9%	12/31/2015	1.96	0	0	0.25%	2.2%	12/31/2015	1.99	0	0	0.00%	2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.1%
2018	0.0%
2017	0.0%
2016	0.1%
2015	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor New Insights Fund M Class - 06-166
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,834,063	$4,102,203	157,312
Receivables: investments sold	151
Payables: investments purchased	-
Net assets	$4,834,214

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,012,849	892,090	$3.38
Band 100	1,821,365	519,931	3.50
Band 75	-	-	3.63
Band 50	-	-	3.77
Band 25	-	-	3.91
Band 0	-	-	4.05
Total	$4,834,214	1,412,021

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(52,760)
Net investment income (loss)	(52,760)

Gain (loss) on investments:
Net realized gain (loss)	70,018
Realized gain distributions	302,714
Net change in unrealized appreciation (depreciation)	759,868
Net gain (loss)	1,132,600

Increase (decrease) in net assets from operations	$1,079,840

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(52,760)	$(57,007)
Net realized gain (loss)	70,018	300,623
Realized gain distributions	302,714	554,542
Net change in unrealized appreciation (depreciation)	759,868	(1,003,980)

Increase (decrease) in net assets from operations	1,079,840	(205,822)

Contract owner transactions:
Proceeds from units sold	204,285	298,021
Cost of units redeemed	(541,535)	(1,432,790)
Account charges	(970)	(957)
Increase (decrease)	(338,220)	(1,135,726)
Net increase (decrease)	741,620	(1,341,548)
Net assets, beginning	4,092,594	5,434,142
Net assets, ending	$4,834,214	$4,092,594

Units sold	93,544	118,162
Units redeemed	(202,224)	(500,754)
Net increase (decrease)	(108,680)	(382,592)
Units outstanding, beginning	1,520,701	1,903,293
Units outstanding, ending	1,412,021	1,520,701

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$20,616,038
Cost of units redeemed/account charges	(22,497,995)
Net investment income (loss)	(796,569)
Net realized gain (loss)	2,846,182
Realized gain distributions	3,934,698
Net change in unrealized appreciation (depreciation)	731,860
Net assets	$4,834,214

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.38	892	$3,013	1.25%	27.2%	12/31/2019	$3.50	520	$1,821	1.00%	27.5%	12/31/2019	$3.63	0	$0	0.75%	27.8%
12/31/2018	2.66	925	2,457	1.25%	-5.9%	12/31/2018	2.75	595	1,636	1.00%	-5.6%	12/31/2018	2.84	0	0	0.75%	-5.4%
12/31/2017	2.82	1,173	3,309	1.25%	26.1%	12/31/2017	2.91	730	2,125	1.00%	26.4%	12/31/2017	3.00	0	0	0.75%	26.7%
12/31/2016	2.24	1,821	4,073	1.25%	4.7%	12/31/2016	2.30	908	2,090	1.00%	5.0%	12/31/2016	2.37	0	0	0.75%	5.2%
12/31/2015	2.14	2,942	6,285	1.25%	0.9%	12/31/2015	2.19	940	2,062	1.00%	1.1%	12/31/2015	2.25	0	0	0.75%	1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.77	0	$0	0.50%	28.2%	12/31/2019	$3.91	0	$0	0.25%	28.5%	12/31/2019	$4.05	0	$0	0.00%	28.8%
12/31/2018	2.94	0	0	0.50%	-5.1%	12/31/2018	3.04	0	0	0.25%	-4.9%	12/31/2018	3.15	0	0	0.00%	-4.7%
12/31/2017	3.10	0	0	0.50%	27.1%	12/31/2017	3.20	0	0	0.25%	27.4%	12/31/2017	3.30	0	0	0.00%	27.7%
12/31/2016	2.44	0	0	0.50%	5.5%	12/31/2016	2.51	0	0	0.25%	5.7%	12/31/2016	2.59	0	0	0.00%	6.0%
12/31/2015	2.31	0	0	0.50%	1.6%	12/31/2015	2.38	0	0	0.25%	1.9%	12/31/2015	2.44	60	146	0.00%	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Overseas Fund M Class - 06-165 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.02
Band 100	-	-	2.11
Band 75	-	-	2.19
Band 50	-	-	2.28
Band 25	-	-	2.37
Band 0	-	-	2.46
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /1 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$20,383
Cost of units redeemed/account charges	(22,490)
Net investment income (loss)	(921)
Net realized gain (loss)	(3,258)
Realized gain distributions	6,286
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.02	0	$0	1.25%	25.6%	12/31/2019	$2.11	0	$0	1.00%	25.9%	12/31/2019	$2.19	0	$0	0.75%	26.2%
12/31/2018	1.61	0	0	1.25%	-16.3%	12/31/2018	1.67	0	0	1.00%	-16.1%	12/31/2018	1.73	0	0	0.75%	-15.9%
12/31/2017	1.93	0	0	1.25%	27.8%	12/31/2017	1.99	0	0	1.00%	28.1%	12/31/2017	2.06	0	0	0.75%	28.4%
12/31/2016	1.51	0	0	1.25%	-7.0%	12/31/2016	1.56	0	0	1.00%	-6.7%	12/31/2016	1.61	0	0	0.75%	-6.5%
12/31/2015	1.62	0	0	1.25%	2.1%	12/31/2015	1.67	0	0	1.00%	2.4%	12/31/2015	1.72	0	0	0.75%	2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.28	0	$0	0.50%	26.5%	12/31/2019	$2.37	0	$0	0.25%	26.8%	12/31/2019	$2.46	0	$0	0.00%	27.1%
12/31/2018	1.80	0	0	0.50%	-15.6%	12/31/2018	1.87	0	0	0.25%	-15.4%	12/31/2018	1.94	0	0	0.00%	-15.2%
12/31/2017	2.13	0	0	0.50%	28.7%	12/31/2017	2.21	0	0	0.25%	29.0%	12/31/2017	2.28	0	0	0.00%	29.4%
12/31/2016	1.66	0	0	0.50%	-6.3%	12/31/2016	1.71	0	0	0.25%	-6.0%	12/31/2016	1.77	0	0	0.00%	-5.8%
12/31/2015	1.77	0	0	0.50%	2.9%	12/31/2015	1.82	0	0	0.25%	3.1%	12/31/2015	1.87	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Real Estate Fund I Class - 06-047
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$404,170	$408,196	18,575
Receivables: investments sold	4,680
Payables: investments purchased	-
Net assets	$408,850

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$408,850	277,662	$1.47
Band 100	-	-	1.49
Band 75	-	-	1.52
Band 50	-	-	1.54
Band 25	-	-	1.56
Band 0	-	-	1.58
Total	$408,850	277,662

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$10,347
Mortality & expense charges	(9,746)
Net investment income (loss)	601

Gain (loss) on investments:
Net realized gain (loss)	36,095
Realized gain distributions	24,012
Net change in unrealized appreciation (depreciation)	116,769
Net gain (loss)	176,876

Increase (decrease) in net assets from operations	$177,477

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$601	$10,085
Net realized gain (loss)	36,095	(10,777)
Realized gain distributions	24,012	31,684
Net change in unrealized appreciation (depreciation)	116,769	(102,323)

Increase (decrease) in net assets from operations	177,477	(71,331)

Contract owner transactions:
Proceeds from units sold	176,021	174,926
Cost of units redeemed	(798,063)	(296,756)
Account charges	(853)	(1,023)
Increase (decrease)	(622,895)	(122,853)
Net increase (decrease)	(445,418)	(194,184)
Net assets, beginning	854,268	1,048,452
Net assets, ending	$408,850	$854,268

Units sold	123,671	141,305
Units redeemed	(550,548)	(236,649)
Net increase (decrease)	(426,877)	(95,344)
Units outstanding, beginning	704,539	799,883
Units outstanding, ending	277,662	704,539

* Date of Fund Inception into Variable Account: 2 /14 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,984,232
Cost of units redeemed/account charges	(1,804,073)
Net investment income (loss)	24,559
Net realized gain (loss)	40,870
Realized gain distributions	167,288
Net change in unrealized appreciation (depreciation)	(4,026)
Net assets	$408,850

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.47	278	$409	1.25%	21.4%	12/31/2019	$1.49	0	$0	1.00%	21.7%	12/31/2019	$1.52	0	$0	0.75%	22.0%
12/31/2018	1.21	705	854	1.25%	-7.5%	12/31/2018	1.23	0	0	1.00%	-7.3%	12/31/2018	1.24	0	0	0.75%	-7.0%
12/31/2017	1.31	800	1,048	1.25%	2.6%	12/31/2017	1.32	0	0	1.00%	2.8%	12/31/2017	1.34	0	0	0.75%	3.1%
12/31/2016	1.28	932	1,192	1.25%	4.2%	12/31/2016	1.29	0	0	1.00%	4.5%	12/31/2016	1.30	0	0	0.75%	4.7%
12/31/2015	1.23	272	333	1.25%	2.2%	12/31/2015	1.23	0	0	1.00%	2.5%	12/31/2015	1.24	0	0	0.75%	2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.54	0	$0	0.50%	22.4%	12/31/2019	$1.56	0	$0	0.25%	22.7%	12/31/2019	$1.58	0	$0	0.00%	23.0%
12/31/2018	1.26	0	0	0.50%	-6.8%	12/31/2018	1.27	0	0	0.25%	-6.6%	12/31/2018	1.29	0	0	0.00%	-6.3%
12/31/2017	1.35	0	0	0.50%	3.3%	12/31/2017	1.36	0	0	0.25%	3.6%	12/31/2017	1.38	0	0	0.00%	3.9%
12/31/2016	1.31	0	0	0.50%	5.0%	12/31/2016	1.31	0	0	0.25%	5.3%	12/31/2016	1.32	0	0	0.00%	5.5%
12/31/2015	1.24	0	0	0.50%	3.0%	12/31/2015	1.25	0	0	0.25%	3.3%	12/31/2015	1.25	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	2.3%
2017	1.5%
2016	2.7%
2015	2.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Real Estate Fund M Class - 06-391
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$38,758	$39,521	1,825
Receivables: investments sold	943
Payables: investments purchased	-
Net assets	$39,701

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,701	22,479	$1.77
Band 100	-	-	1.80
Band 75	-	-	1.84
Band 50	-	-	1.88
Band 25	-	-	1.92
Band 0	-	-	1.96
Total	$39,701	22,479

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$598
Mortality & expense charges	(474)
Net investment income (loss)	124

Gain (loss) on investments:
Net realized gain (loss)	336
Realized gain distributions	2,334
Net change in unrealized appreciation (depreciation)	4,044
Net gain (loss)	6,714

Increase (decrease) in net assets from operations	$6,838

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$124	$240
Net realized gain (loss)	336	(3,214)
Realized gain distributions	2,334	1,146
Net change in unrealized appreciation (depreciation)	4,044	(2,522)

Increase (decrease) in net assets from operations	6,838	(4,350)

Contract owner transactions:
Proceeds from units sold	10,691	9,636
Cost of units redeemed	(9,249)	(34,207)
Account charges	(274)	(82)
Increase (decrease)	1,168	(24,653)
Net increase (decrease)	8,006	(29,003)
Net assets, beginning	31,695	60,698
Net assets, ending	$39,701	$31,695

Units sold	6,224	6,254
Units redeemed	(5,446)	(22,775)
Net increase (decrease)	778	(16,521)
Units outstanding, beginning	21,701	38,222
Units outstanding, ending	22,479	21,701

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$841,380
Cost of units redeemed/account charges	(920,282)
Net investment income (loss)	(1,934)
Net realized gain (loss)	59,476
Realized gain distributions	61,824
Net change in unrealized appreciation (depreciation)	(763)
Net assets	$39,701

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.77	22	$40	1.25%	20.9%	12/31/2019	$1.80	0	$0	1.00%	21.2%	12/31/2019	$1.84	0	$0	0.75%	21.5%
12/31/2018	1.46	22	32	1.25%	-8.0%	12/31/2018	1.49	0	0	1.00%	-7.8%	12/31/2018	1.52	0	0	0.75%	-7.6%
12/31/2017	1.59	38	61	1.25%	2.1%	12/31/2017	1.61	0	0	1.00%	2.3%	12/31/2017	1.64	0	0	0.75%	2.6%
12/31/2016	1.56	269	418	1.25%	3.7%	12/31/2016	1.58	0	0	1.00%	4.0%	12/31/2016	1.60	0	0	0.75%	4.2%
12/31/2015	1.50	258	388	1.25%	1.8%	12/31/2015	1.52	0	0	1.00%	2.0%	12/31/2015	1.53	0	0	0.75%	2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.88	0	$0	0.50%	21.8%	12/31/2019	$1.92	0	$0	0.25%	22.1%	12/31/2019	$1.96	0	$0	0.00%	22.4%
12/31/2018	1.55	0	0	0.50%	-7.3%	12/31/2018	1.57	0	0	0.25%	-7.1%	12/31/2018	1.60	0	0	0.00%	-6.9%
12/31/2017	1.67	0	0	0.50%	2.8%	12/31/2017	1.69	0	0	0.25%	3.1%	12/31/2017	1.72	0	0	0.00%	3.3%
12/31/2016	1.62	0	0	0.50%	4.5%	12/31/2016	1.64	0	0	0.25%	4.8%	12/31/2016	1.67	0	0	0.00%	5.0%
12/31/2015	1.55	0	0	0.50%	2.5%	12/31/2015	1.57	0	0	0.25%	2.8%	12/31/2015	1.59	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
2018	1.3%
2017	0.6%
2016	1.4%
2015	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Real Estate Fund A Class - 06-392
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$139,067	$138,715	6,420
Receivables: investments sold	761
Payables: investments purchased	-
Net assets	$139,828

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$139,828	77,652	$1.80
Band 100	-	-	1.84
Band 75	-	-	1.88
Band 50	-	-	1.92
Band 25	-	-	1.96
Band 0	-	-	2.00
Total	$139,828	77,652

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,561
Mortality & expense charges	(4,252)
Net investment income (loss)	(1,691)

Gain (loss) on investments:
Net realized gain (loss)	14,580
Realized gain distributions	8,337
Net change in unrealized appreciation (depreciation)	84,212
Net gain (loss)	107,129

Increase (decrease) in net assets from operations	$105,438
Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,691)	$5,430
Net realized gain (loss)	14,580	(12,779)
Realized gain distributions	8,337	21,852
Net change in unrealized appreciation (depreciation)	84,212	(64,699)

Increase (decrease) in net assets from operations	105,438	(50,196)

Contract owner transactions:
Proceeds from units sold	77,595	158,610
Cost of units redeemed	(650,090)	(225,036)
Account charges	(6)	(472)
Increase (decrease)	(572,501)	(66,898)
Net increase (decrease)	(467,063)	(117,094)
Net assets, beginning	606,891	723,985
Net assets, ending	$139,828	$606,891

Units sold	45,097	103,791
Units redeemed	(375,923)	(144,481)
Net increase (decrease)	(330,826)	(40,690)
Units outstanding, beginning	408,478	449,168
Units outstanding, ending	77,652	408,478

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,046,448
Cost of units redeemed/account charges	(6,625,947)
Net investment income (loss)	20,523
Net realized gain (loss)	173,956
Realized gain distributions	524,496
Net change in unrealized appreciation (depreciation)	352
Net assets	$139,828

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.80	78	$140	1.25%	21.2%	12/31/2019	$1.84	0	$0	1.00%	21.5%	12/31/2019	$1.88	0	$0	0.75%	21.8%
12/31/2018	1.49	408	607	1.25%	-7.8%	12/31/2018	1.51	0	0	1.00%	-7.6%	12/31/2018	1.54	0	0	0.75%	-7.4%
12/31/2017	1.61	449	724	1.25%	2.3%	12/31/2017	1.64	0	0	1.00%	2.6%	12/31/2017	1.67	0	0	0.75%	2.8%
12/31/2016	1.58	2,086	3,287	1.25%	4.0%	12/31/2016	1.60	0	0	1.00%	4.2%	12/31/2016	1.62	0	0	0.75%	4.5%
12/31/2015	1.52	2,173	3,293	1.25%	2.0%	12/31/2015	1.53	0	0	1.00%	2.3%	12/31/2015	1.55	0	0	0.75%	2.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.92	0	$0	0.50%	22.1%	12/31/2019	$1.96	0	$0	0.25%	22.4%	12/31/2019	$2.00	0	$0	0.00%	22.7%
12/31/2018	1.57	0	0	0.50%	-7.1%	12/31/2018	1.60	0	0	0.25%	-6.9%	12/31/2018	1.63	0	0	0.00%	-6.7%
12/31/2017	1.69	0	0	0.50%	3.1%	12/31/2017	1.72	0	0	0.25%	3.3%	12/31/2017	1.75	0	0	0.00%	3.6%
12/31/2016	1.64	0	0	0.50%	4.7%	12/31/2016	1.67	0	0	0.25%	5.0%	12/31/2016	1.69	0	0	0.00%	5.3%
12/31/2015	1.57	0	0	0.50%	2.8%	12/31/2015	1.59	0	0	0.25%	3.0%	12/31/2015	1.60	0	0	0.00%	3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	2.1%
2017	0.7%
2016	1.6%
2015	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Small Cap Fund A Class - 06-393
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,607	$12,695	489
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$11,616

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,616	6,708	$1.73
Band 100	-	-	1.77
Band 75	-	-	1.81
Band 50	-	-	1.85
Band 25	-	-	1.89
Band 0	-	-	1.93
Total	$11,616	6,708

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(131)
Net investment income (loss)	(131)

Gain (loss) on investments:
Net realized gain (loss)	(27)
Realized gain distributions	443
Net change in unrealized appreciation (depreciation)	2,426
Net gain (loss)	2,842

Increase (decrease) in net assets from operations	$2,711

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(131)	$(133)
Net realized gain (loss)	(27)	(6)
Realized gain distributions	443	1,117
Net change in unrealized appreciation (depreciation)	2,426	(2,904)

Increase (decrease) in net assets from operations	2,711	(1,926)

Contract owner transactions:
Proceeds from units sold	105	104
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	105	104
Net increase (decrease)	2,816	(1,822)
Net assets, beginning	8,800	10,622
Net assets, ending	$11,616	$8,800

Units sold	67	66
Units redeemed	-	-
Net increase (decrease)	67	66
Units outstanding, beginning	6,641	6,575
Units outstanding, ending	6,708	6,641

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$166,147
Cost of units redeemed/account charges	(176,970)
Net investment income (loss)	(2,111)
Net realized gain (loss)	17,890
Realized gain distributions	7,748
Net change in unrealized appreciation (depreciation)	(1,088)
Net assets	$11,616

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.73	7	$12	1.25%	30.7%	12/31/2019	$1.77	0	$0	1.00%	31.0%	12/31/2019	$1.81	0	$0	0.75%	31.3%
12/31/2018	1.33	7	9	1.25%	-18.0%	12/31/2018	1.35	0	0	1.00%	-17.8%	12/31/2018	1.38	0	0	0.75%	-17.6%
12/31/2017	1.62	7	11	1.25%	12.4%	12/31/2017	1.64	0	0	1.00%	12.6%	12/31/2017	1.67	0	0	0.75%	12.9%
12/31/2016	1.44	0	0	1.25%	7.6%	12/31/2016	1.46	0	0	1.00%	7.8%	12/31/2016	1.48	0	0	0.75%	8.1%
12/31/2015	1.34	0	0	1.25%	-2.9%	12/31/2015	1.35	0	0	1.00%	-2.6%	12/31/2015	1.37	0	0	0.75%	-2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.85	0	$0	0.50%	31.7%	12/31/2019	$1.89	0	$0	0.25%	32.0%	12/31/2019	$1.93	0	$0	0.00%	32.3%
12/31/2018	1.40	0	0	0.50%	-17.4%	12/31/2018	1.43	0	0	0.25%	-17.1%	12/31/2018	1.46	0	0	0.00%	-16.9%
12/31/2017	1.70	0	0	0.50%	13.2%	12/31/2017	1.72	0	0	0.25%	13.5%	12/31/2017	1.75	0	0	0.00%	13.8%
12/31/2016	1.50	0	0	0.50%	8.4%	12/31/2016	1.52	0	0	0.25%	8.7%	12/31/2016	1.54	0	0	0.00%	8.9%
12/31/2015	1.38	0	0	0.50%	-2.1%	12/31/2015	1.40	0	0	0.25%	-1.9%	12/31/2015	1.41	5	7	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Small Cap Fund M Class - 06-275
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,920,207	$3,037,006	135,665
Receivables: investments sold	-
Payables: investments purchased	(675)
Net assets	$2,919,532

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,173,135	531,480	$4.09
Band 100	258,223	60,639	4.26
Band 75	-	-	4.44
Band 50	488,174	105,691	4.62
Band 25	-	-	4.81
Band 0	-	-	5.08
Total	$2,919,532	697,810

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(32,753)
Net investment income (loss)	(32,753)

Gain (loss) on investments:
Net realized gain (loss)	(146,373)
Realized gain distributions	123,833
Net change in unrealized appreciation (depreciation)	845,371
Net gain (loss)	822,831

Increase (decrease) in net assets from operations	$790,078

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(32,753)	$(49,167)
Net realized gain (loss)	(146,373)	(5,702)
Realized gain distributions	123,833	381,894
Net change in unrealized appreciation (depreciation)	845,371	(957,082)

Increase (decrease) in net assets from operations	790,078	(630,057)

Contract owner transactions:
Proceeds from units sold	251,704	464,907
Cost of units redeemed	(901,194)	(1,869,496)
Account charges	(1,045)	(1,452)
Increase (decrease)	(650,535)	(1,406,041)
Net increase (decrease)	139,543	(2,036,098)
Net assets, beginning	2,779,989	4,816,087
Net assets, ending	$2,919,532	$2,779,989

Units sold	67,285	131,363
Units redeemed	(236,914)	(501,801)
Net increase (decrease)	(169,629)	(370,438)
Units outstanding, beginning	867,439	1,237,877
Units outstanding, ending	697,810	867,439

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$32,311,942
Cost of units redeemed/account charges	(36,398,986)
Net investment income (loss)	(894,444)
Net realized gain (loss)	1,359,132
Realized gain distributions	6,658,687
Net change in unrealized appreciation (depreciation)	(116,799)
Net assets	$2,919,532

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.09	531	$2,173	1.25%	30.4%	12/31/2019	$4.26	61	$258	1.00%	30.7%	12/31/2019	$4.44	0	$0	0.75%	31.1%
12/31/2018	3.14	644	2,020	1.25%	-18.2%	12/31/2018	3.26	101	331	1.00%	-18.0%	12/31/2018	3.38	0	0	0.75%	-17.8%
12/31/2017	3.83	990	3,791	1.25%	12.1%	12/31/2017	3.97	123	487	1.00%	12.4%	12/31/2017	4.11	0	0	0.75%	12.7%
12/31/2016	3.42	1,270	4,339	1.25%	7.3%	12/31/2016	3.53	128	454	1.00%	7.6%	12/31/2016	3.65	0	0	0.75%	7.9%
12/31/2015	3.18	1,433	4,563	1.25%	-3.1%	12/31/2015	3.28	155	508	1.00%	-2.8%	12/31/2015	3.39	0	0	0.75%	-2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.62	106	$488	0.50%	31.4%	12/31/2019	$4.81	0	$0	0.25%	31.7%	12/31/2019	$5.08	0	$0	0.00%	32.1%
12/31/2018	3.52	117	410	0.50%	-17.6%	12/31/2018	3.65	0	0	0.25%	-17.3%	12/31/2018	3.85	5	20	0.00%	-17.1%
12/31/2017	4.26	121	517	0.50%	12.9%	12/31/2017	4.42	0	0	0.25%	13.2%	12/31/2017	4.64	4	21	0.00%	13.5%
12/31/2016	3.78	130	493	0.50%	8.1%	12/31/2016	3.90	0	0	0.25%	8.4%	12/31/2016	4.09	27	109	0.00%	8.7%
12/31/2015	3.49	134	468	0.50%	-2.3%	12/31/2015	3.60	0	0	0.25%	-2.1%	12/31/2015	3.76	454	1,709	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.1%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Stock Selector All Cap Fund M Class - 06-841
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$333,037	$265,447	6,932
Receivables: investments sold	-
Payables: investments purchased	(15)
Net assets	$333,022

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$119,603	53,984	$2.22
Band 100	213,419	94,616	2.26
Band 75	-	-	2.30
Band 50	-	-	2.34
Band 25	-	-	2.38
Band 0	-	-	2.42
Total	$333,022	148,600

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,100
Mortality & expense charges	(3,516)
Net investment income (loss)	(2,416)

Gain (loss) on investments:
Net realized gain (loss)	16,728
Realized gain distributions	16,308
Net change in unrealized appreciation (depreciation)	52,574
Net gain (loss)	85,610

Increase (decrease) in net assets from operations	$83,194

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,416)	$(3,479)
Net realized gain (loss)	16,728	5,326
Realized gain distributions	16,308	10,340
Net change in unrealized appreciation (depreciation)	52,574	(45,218)

Increase (decrease) in net assets from operations	83,194	(33,031)

Contract owner transactions:
Proceeds from units sold	37,424	15,120
Cost of units redeemed	(84,158)	(24,091)
Account charges	(52)	(64)
Increase (decrease)	(46,786)	(9,035)
Net increase (decrease)	36,408	(42,066)
Net assets, beginning	296,614	338,680
Net assets, ending	$333,022	$296,614

Units sold	18,573	7,912
Units redeemed	(42,322)	(12,396)
Net increase (decrease)	(23,749)	(4,484)
Units outstanding, beginning	172,349	176,833
Units outstanding, ending	148,600	172,349

* Date of Fund Inception into Variable Account: 10 /26 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$655,113
Cost of units redeemed/account charges	(540,047)
Net investment income (loss)	(20,342)
Net realized gain (loss)	77,231
Realized gain distributions	93,477
Net change in unrealized appreciation (depreciation)	67,590
Net assets	$333,022

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.22	54	$120	1.25%	29.9%	12/31/2019	$2.26	95	$213	1.00%	30.2%	12/31/2019	$2.30	0	$0	0.75%	30.5%
12/31/2018	1.71	73	124	1.25%	-10.3%	12/31/2018	1.73	100	173	1.00%	-10.0%	12/31/2018	1.76	0	0	0.75%	-9.8%
12/31/2017	1.90	74	140	1.25%	23.0%	12/31/2017	1.93	103	199	1.00%	23.3%	12/31/2017	1.95	0	0	0.75%	23.6%
12/31/2016	1.55	94	145	1.25%	7.6%	12/31/2016	1.56	110	172	1.00%	7.9%	12/31/2016	1.58	0	0	0.75%	8.1%
12/31/2015	1.44	95	136	1.25%	-1.9%	12/31/2015	1.45	109	158	1.00%	-1.6%	12/31/2015	1.46	0	0	0.75%	-1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.34	0	$0	0.50%	30.9%	12/31/2019	$2.38	0	$0	0.25%	31.2%	12/31/2019	$2.42	0	$0	0.00%	31.5%
12/31/2018	1.79	0	0	0.50%	-9.6%	12/31/2018	1.81	0	0	0.25%	-9.4%	12/31/2018	1.84	0	0	0.00%	-9.1%
12/31/2017	1.98	0	0	0.50%	23.9%	12/31/2017	2.00	0	0	0.25%	24.2%	12/31/2017	2.03	0	0	0.00%	24.6%
12/31/2016	1.59	0	0	0.50%	8.4%	12/31/2016	1.61	0	0	0.25%	8.7%	12/31/2016	1.63	0	0	0.00%	9.0%
12/31/2015	1.47	0	0	0.50%	-1.1%	12/31/2015	1.48	0	0	0.25%	-0.9%	12/31/2015	1.49	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.3%
2018	0.1%
2017	0.1%
2016	0.2%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Stock Selector Mid Cap Fund M Class - 06-270
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$166,102	$150,236	4,630
Receivables: investments sold	92
Payables: investments purchased	-
Net assets	$166,194

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$166,194	45,022	$3.69
Band 100	-	-	3.84
Band 75	-	-	4.00
Band 50	-	-	4.17
Band 25	-	-	4.34
Band 0	-	-	4.57
Total	$166,194	45,022

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$525
Mortality & expense charges	(4,118)
Net investment income (loss)	(3,593)

Gain (loss) on investments:
Net realized gain (loss)	(6,007)
Realized gain distributions	5,659
Net change in unrealized appreciation (depreciation)	99,960
Net gain (loss)	99,612

Increase (decrease) in net assets from operations	$96,019

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,593)	$(4,077)
Net realized gain (loss)	(6,007)	10,222
Realized gain distributions	5,659	64,319
Net change in unrealized appreciation (depreciation)	99,960	(112,485)

Increase (decrease) in net assets from operations	96,019	(42,021)

Contract owner transactions:
Proceeds from units sold	110,317	104,494
Cost of units redeemed	(417,814)	(96,525)
Account charges	(220)	(824)
Increase (decrease)	(307,717)	7,145
Net increase (decrease)	(211,698)	(34,876)
Net assets, beginning	377,892	412,768
Net assets, ending	$166,194	$377,892

Units sold	32,663	31,631
Units redeemed	(118,054)	(29,311)
Net increase (decrease)	(85,391)	2,320
Units outstanding, beginning	130,413	128,093
Units outstanding, ending	45,022	130,413

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,789,346
Cost of units redeemed/account charges	(1,897,410)
Net investment income (loss)	(39,251)
Net realized gain (loss)	99,057
Realized gain distributions	198,586
Net change in unrealized appreciation (depreciation)	15,866
Net assets	$166,194

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.69	45	$166	1.25%	27.4%	12/31/2019	$3.84	0	$0	1.00%	27.7%	12/31/2019	$4.00	0	$0	0.75%	28.0%
12/31/2018	2.90	130	378	1.25%	-10.1%	12/31/2018	3.01	0	0	1.00%	-9.9%	12/31/2018	3.13	0	0	0.75%	-9.6%
12/31/2017	3.22	128	413	1.25%	18.1%	12/31/2017	3.34	0	0	1.00%	18.4%	12/31/2017	3.46	0	0	0.75%	18.7%
12/31/2016	2.73	77	210	1.25%	8.8%	12/31/2016	2.82	0	0	1.00%	9.0%	12/31/2016	2.92	0	0	0.75%	9.3%
12/31/2015	2.51	67	169	1.25%	-4.9%	12/31/2015	2.59	0	0	1.00%	-4.7%	12/31/2015	2.67	0	0	0.75%	-4.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.17	0	$0	0.50%	28.4%	12/31/2019	$4.34	0	$0	0.25%	28.7%	12/31/2019	$4.57	0	$0	0.00%	29.0%
12/31/2018	3.25	0	0	0.50%	-9.4%	12/31/2018	3.38	0	0	0.25%	-9.2%	12/31/2018	3.54	0	0	0.00%	-8.9%
12/31/2017	3.59	0	0	0.50%	19.0%	12/31/2017	3.72	0	0	0.25%	19.3%	12/31/2017	3.89	0	0	0.00%	19.6%
12/31/2016	3.01	0	0	0.50%	9.6%	12/31/2016	3.12	0	0	0.25%	9.9%	12/31/2016	3.25	0	0	0.00%	10.1%
12/31/2015	2.75	0	0	0.50%	-4.2%	12/31/2015	2.84	0	0	0.25%	-4.0%	12/31/2015	2.95	0	0	0.00%	-3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.2%
2018	0.4%
2017	0.0%
2016	0.3%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Strategic Dividend & Income Fund M Class - 06-043
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,514,015	$1,459,185	98,760
Receivables: investments sold	-
Payables: investments purchased	(20)
Net assets	$1,513,995

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.51
Band 100	-	-	1.53
Band 75	-	-	1.55
Band 50	1,513,995	959,236	1.58
Band 25	-	-	1.60
Band 0	-	-	1.63
Total	$1,513,995	959,236

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$24,283
Mortality & expense charges	(7,023)
Net investment income (loss)	17,260

Gain (loss) on investments:
Net realized gain (loss)	(23,385)
Realized gain distributions	65,505
Net change in unrealized appreciation (depreciation)	199,246
Net gain (loss)	241,366

Increase (decrease) in net assets from operations	$258,626

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$17,260	$26,209
Net realized gain (loss)	(23,385)	(1,303)
Realized gain distributions	65,505	58,438
Net change in unrealized appreciation (depreciation)	199,246	(159,102)

Increase (decrease) in net assets from operations	258,626	(75,758)

Contract owner transactions:
Proceeds from units sold	1,493,539	116,394
Cost of units redeemed	(1,506,861)	(135,643)
Account charges	-	-
Increase (decrease)	(13,322)	(19,249)
Net increase (decrease)	245,304	(95,007)
Net assets, beginning	1,268,691	1,363,698
Net assets, ending	$1,513,995	$1,268,691

Units sold	1,053,321	85,557
Units redeemed	(1,068,716)	(101,478)
Net increase (decrease)	(15,395)	(15,921)
Units outstanding, beginning	974,631	990,552
Units outstanding, ending	959,236	974,631

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,460,472
Cost of units redeemed/account charges	(2,272,296)
Net investment income (loss)	73,410
Net realized gain (loss)	(63)
Realized gain distributions	197,642
Net change in unrealized appreciation (depreciation)	54,830
Net assets	$1,513,995

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.51	0	$0	1.25%	20.3%	12/31/2019	$1.53	0	$0	1.00%	20.6%	12/31/2019	$1.55	0	$0	0.75%	20.9%
12/31/2018	1.25	0	0	1.25%	-6.2%	12/31/2018	1.27	0	0	1.00%	-6.0%	12/31/2018	1.29	0	0	0.75%	-5.8%
12/31/2017	1.34	24	32	1.25%	10.3%	12/31/2017	1.35	0	0	1.00%	10.6%	12/31/2017	1.36	0	0	0.75%	10.8%
12/31/2016	1.21	209	253	1.25%	10.7%	12/31/2016	1.22	0	0	1.00%	11.0%	12/31/2016	1.23	0	0	0.75%	11.2%
12/31/2015	1.09	326	357	1.25%	-2.9%	12/31/2015	1.10	0	0	1.00%	-2.7%	12/31/2015	1.11	0	0	0.75%	-2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.58	959	$1,514	0.50%	21.3%	12/31/2019	$1.60	0	$0	0.25%	21.6%	12/31/2019	$1.63	0	$0	0.00%	21.9%
12/31/2018	1.30	975	1,269	0.50%	-5.5%	12/31/2018	1.32	0	0	0.25%	-5.3%	12/31/2018	1.34	0	0	0.00%	-5.0%
12/31/2017	1.38	967	1,332	0.50%	11.1%	12/31/2017	1.39	0	0	0.25%	11.4%	12/31/2017	1.41	0	0	0.00%	11.7%
12/31/2016	1.24	0	0	0.50%	11.5%	12/31/2016	1.25	0	0	0.25%	11.8%	12/31/2016	1.26	0	0	0.00%	12.1%
12/31/2015	1.11	0	0	0.50%	-2.2%	12/31/2015	1.12	0	0	0.25%	-1.9%	12/31/2015	1.12	0	0	0.00%	-1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
2018	2.5%
2017	3.8%
2016	2.3%
2015	4.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Strategic Income Fund A Class - 06-110
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$423,638	$416,288	37,229
Receivables: investments sold	33,918
Payables: investments purchased	-
Net assets	$457,556

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$457,556	350,987	$1.30
Band 100	-	-	1.33
Band 75	-	-	1.36
Band 50	-	-	1.40
Band 25	-	-	1.43
Band 0	-	-	1.46
Total	$457,556	350,987

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$12,850
Mortality & expense charges	(4,977)
Net investment income (loss)	7,873

Gain (loss) on investments:
Net realized gain (loss)	(85)
Realized gain distributions	3,728
Net change in unrealized appreciation (depreciation)	23,257
Net gain (loss)	26,900

Increase (decrease) in net assets from operations	$34,773

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,873	$6,987
Net realized gain (loss)	(85)	946
Realized gain distributions	3,728	341
Net change in unrealized appreciation (depreciation)	23,257	(23,338)

Increase (decrease) in net assets from operations	34,773	(15,064)

Contract owner transactions:
Proceeds from units sold	105,274	78,609
Cost of units redeemed	(44,046)	(69,440)
Account charges	(329)	(279)
Increase (decrease)	60,899	8,890
Net increase (decrease)	95,672	(6,174)
Net assets, beginning	361,884	368,058
Net assets, ending	$457,556	$361,884

Units sold	82,664	65,391
Units redeemed	(35,282)	(57,712)
Net increase (decrease)	47,382	7,679
Units outstanding, beginning	303,605	295,926
Units outstanding, ending	350,987	303,605

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$808,319
Cost of units redeemed/account charges	(410,043)
Net investment income (loss)	37,647
Net realized gain (loss)	1,225
Realized gain distributions	13,058
Net change in unrealized appreciation (depreciation)	7,350
Net assets	$457,556

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.30	351	$458	1.25%	9.4%	12/31/2019	$1.33	0	$0	1.00%	9.6%	12/31/2019	$1.36	0	$0	0.75%	9.9%
12/31/2018	1.19	304	362	1.25%	-4.2%	12/31/2018	1.22	0	0	1.00%	-3.9%	12/31/2018	1.24	0	0	0.75%	-3.7%
12/31/2017	1.24	296	368	1.25%	6.4%	12/31/2017	1.27	0	0	1.00%	6.7%	12/31/2017	1.29	0	0	0.75%	7.0%
12/31/2016	1.17	245	287	1.25%	7.2%	12/31/2016	1.19	0	0	1.00%	7.5%	12/31/2016	1.21	0	0	0.75%	7.7%
12/31/2015	1.09	197	214	1.25%	-3.1%	12/31/2015	1.10	0	0	1.00%	-2.8%	12/31/2015	1.12	0	0	0.75%	-2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.40	0	$0	0.50%	10.2%	12/31/2019	$1.43	0	$0	0.25%	10.5%	12/31/2019	$1.46	0	$0	0.00%	10.7%
12/31/2018	1.27	0	0	0.50%	-3.4%	12/31/2018	1.29	0	0	0.25%	-3.2%	12/31/2018	1.32	0	0	0.00%	-3.0%
12/31/2017	1.31	0	0	0.50%	7.2%	12/31/2017	1.34	0	0	0.25%	7.5%	12/31/2017	1.36	0	0	0.00%	7.8%
12/31/2016	1.22	0	0	0.50%	8.0%	12/31/2016	1.24	0	0	0.25%	8.3%	12/31/2016	1.26	0	0	0.00%	8.5%
12/31/2015	1.13	0	0	0.50%	-2.3%	12/31/2015	1.15	0	0	0.25%	-2.1%	12/31/2015	1.16	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.1%
2018	3.1%
2017	2.8%
2016	3.1%
2015	4.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Total Bond Fund I Class - 06-027
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,644,811	$5,451,796	523,338
Receivables: investments sold	54,344
Payables: investments purchased	-
Net assets	$5,699,155

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,655,620	3,989,128	$1.17
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	1,043,535	828,408	1.26
Total	$5,699,155	4,817,536

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$163,468
Mortality & expense charges	(54,702)
Net investment income (loss)	108,766

Gain (loss) on investments:
Net realized gain (loss)	17,231
Realized gain distributions	5,317
Net change in unrealized appreciation (depreciation)	328,111
Net gain (loss)	350,659

Increase (decrease) in net assets from operations	$459,425

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$108,766	$99,352
Net realized gain (loss)	17,231	(26,555)
Realized gain distributions	5,317	-
Net change in unrealized appreciation (depreciation)	328,111	(162,298)

Increase (decrease) in net assets from operations	459,425	(89,501)

Contract owner transactions:
Proceeds from units sold	2,292,222	1,951,222
Cost of units redeemed	(1,627,064)	(2,000,667)
Account charges	(5,055)	(4,283)
Increase (decrease)	660,103	(53,728)
Net increase (decrease)	1,119,528	(143,229)
Net assets, beginning	4,579,627	4,722,856
Net assets, ending	$5,699,155	$4,579,627

Units sold	2,046,765	1,790,775
Units redeemed	(1,427,291)	(1,838,357)
Net increase (decrease)	619,474	(47,582)
Units outstanding, beginning	4,198,062	4,245,644
Units outstanding, ending	4,817,536	4,198,062

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$15,678,916
Cost of units redeemed/account charges	(10,679,690)
Net investment income (loss)	449,855
Net realized gain (loss)	(352)
Realized gain distributions	57,411
Net change in unrealized appreciation (depreciation)	193,015
Net assets	$5,699,155

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	3,989	$4,656	1.25%	8.5%	12/31/2019	$1.19	0	$0	1.00%	8.7%	12/31/2019	$1.20	0	$0	0.75%	9.0%
12/31/2018	1.08	3,309	3,560	1.25%	-2.1%	12/31/2018	1.09	0	0	1.00%	-1.8%	12/31/2018	1.10	0	0	0.75%	-1.6%
12/31/2017	1.10	3,224	3,542	1.25%	2.9%	12/31/2017	1.11	0	0	1.00%	3.2%	12/31/2017	1.12	0	0	0.75%	3.5%
12/31/2016	1.07	5,372	5,733	1.25%	4.4%	12/31/2016	1.08	0	0	1.00%	4.7%	12/31/2016	1.08	0	0	0.75%	4.9%
12/31/2015	1.02	4,120	4,211	1.25%	-1.6%	12/31/2015	1.03	0	0	1.00%	-1.4%	12/31/2015	1.03	0	0	0.75%	-1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	0	$0	0.50%	9.3%	12/31/2019	$1.24	0	$0	0.25%	9.6%	12/31/2019	$1.26	828	$1,044	0.00%	9.8%
12/31/2018	1.12	0	0	0.50%	-1.3%	12/31/2018	1.13	0	0	0.25%	-1.1%	12/31/2018	1.15	889	1,020	0.00%	-0.8%
12/31/2017	1.13	0	0	0.50%	3.7%	12/31/2017	1.14	0	0	0.25%	4.0%	12/31/2017	1.16	1,021	1,181	0.00%	4.2%
12/31/2016	1.09	0	0	0.50%	5.2%	12/31/2016	1.10	0	0	0.25%	5.5%	12/31/2016	1.11	904	1,003	0.00%	5.7%
12/31/2015	1.04	0	0	0.50%	-0.9%	12/31/2015	1.04	0	0	0.25%	-0.6%	12/31/2015	1.05	19	20	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.2%
2018	3.1%
2017	2.6%
2016	3.0%
2015	4.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Total Bond Fund M Class - 06-044
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$265,662	$256,570	24,506
Receivables: investments sold	1,218
Payables: investments purchased	-
Net assets	$266,880

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$266,880	232,399	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.24
Total	$266,880	232,399

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$7,198
Mortality & expense charges	(3,355)
Net investment income (loss)	3,843

Gain (loss) on investments:
Net realized gain (loss)	702
Realized gain distributions	234
Net change in unrealized appreciation (depreciation)	16,153
Net gain (loss)	17,089

Increase (decrease) in net assets from operations	$20,932

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,843	$5,409
Net realized gain (loss)	702	(5,013)
Realized gain distributions	234	-
Net change in unrealized appreciation (depreciation)	16,153	(9,912)

Increase (decrease) in net assets from operations	20,932	(9,516)

Contract owner transactions:
Proceeds from units sold	80,003	78,047
Cost of units redeemed	(95,343)	(239,996)
Account charges	(239)	(289)
Increase (decrease)	(15,579)	(162,238)
Net increase (decrease)	5,353	(171,754)
Net assets, beginning	261,527	433,281
Net assets, ending	$266,880	$261,527

Units sold	72,593	73,262
Units redeemed	(86,371)	(225,899)
Net increase (decrease)	(13,778)	(152,637)
Units outstanding, beginning	246,177	398,814
Units outstanding, ending	232,399	246,177

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,332,253
Cost of units redeemed/account charges	(2,104,568)
Net investment income (loss)	39,118
Net realized gain (loss)	(17,302)
Realized gain distributions	8,287
Net change in unrealized appreciation (depreciation)	9,092
Net assets	$266,880

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	232	$267	1.25%	8.1%	12/31/2019	$1.17	0	$0	1.00%	8.4%	12/31/2019	$1.18	0	$0	0.75%	8.6%
12/31/2018	1.06	246	262	1.25%	-2.2%	12/31/2018	1.08	0	0	1.00%	-2.0%	12/31/2018	1.09	0	0	0.75%	-1.7%
12/31/2017	1.09	399	433	1.25%	2.7%	12/31/2017	1.10	0	0	1.00%	2.9%	12/31/2017	1.11	0	0	0.75%	3.2%
12/31/2016	1.06	392	415	1.25%	4.1%	12/31/2016	1.07	0	0	1.00%	4.4%	12/31/2016	1.07	0	0	0.75%	4.6%
12/31/2015	1.02	878	892	1.25%	-1.9%	12/31/2015	1.02	0	0	1.00%	-1.6%	12/31/2015	1.03	0	0	0.75%	-1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	0.50%	8.9%	12/31/2019	$1.22	0	$0	0.25%	9.2%	12/31/2019	$1.24	0	$0	0.00%	9.5%
12/31/2018	1.10	0	0	0.50%	-1.5%	12/31/2018	1.12	0	0	0.25%	-1.2%	12/31/2018	1.13	0	0	0.00%	-1.0%
12/31/2017	1.12	0	0	0.50%	3.4%	12/31/2017	1.13	0	0	0.25%	3.7%	12/31/2017	1.14	0	0	0.00%	4.0%
12/31/2016	1.08	0	0	0.50%	4.9%	12/31/2016	1.09	0	0	0.25%	5.2%	12/31/2016	1.10	0	0	0.00%	5.4%
12/31/2015	1.03	0	0	0.50%	-1.1%	12/31/2015	1.04	0	0	0.25%	-0.9%	12/31/2015	1.04	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.7%
2018	2.9%
2017	2.7%
2016	3.4%
2015	5.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Value Fund M Class - 06-323 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.71
Band 100	-	-	1.77
Band 75	-	-	1.82
Band 50	-	-	1.88
Band 25	-	-	1.94
Band 0	-	-	2.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.71	0	$0	1.25%	29.3%	12/31/2019	$1.77	0	$0	1.00%	29.7%	12/31/2019	$1.82	0	$0	0.75%	30.0%
12/31/2018	1.33	0	0	1.25%	-19.0%	12/31/2018	1.36	0	0	1.00%	-18.8%	12/31/2018	1.40	0	0	0.75%	-18.6%
12/31/2017	1.64	0	0	1.25%	13.3%	12/31/2017	1.68	0	0	1.00%	13.5%	12/31/2017	1.72	0	0	0.75%	13.8%
12/31/2016	1.45	0	0	1.25%	13.8%	12/31/2016	1.48	0	0	1.00%	14.1%	12/31/2016	1.51	0	0	0.75%	14.4%
12/31/2015	1.27	0	0	1.25%	-8.1%	12/31/2015	1.30	0	0	1.00%	-7.9%	12/31/2015	1.32	0	0	0.75%	-7.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.88	0	$0	0.50%	30.3%	12/31/2019	$1.94	0	$0	0.25%	30.6%	12/31/2019	$2.00	0	$0	0.00%	31.0%
12/31/2018	1.44	0	0	0.50%	-18.4%	12/31/2018	1.48	0	0	0.25%	-18.2%	12/31/2018	1.52	0	0	0.00%	-18.0%
12/31/2017	1.77	0	0	0.50%	14.1%	12/31/2017	1.81	0	0	0.25%	14.4%	12/31/2017	1.86	0	0	0.00%	14.7%
12/31/2016	1.55	0	0	0.50%	14.7%	12/31/2016	1.58	0	0	0.25%	15.0%	12/31/2016	1.62	0	0	0.00%	15.3%
12/31/2015	1.35	0	0	0.50%	-7.4%	12/31/2015	1.38	0	0	0.25%	-7.2%	12/31/2015	1.41	0	0	0.00%	-7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Value Fund A Class - 06-322
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$50,682	$53,390	2,159
Receivables: investments sold	111
Payables: investments purchased	-
Net assets	$50,793

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$50,793	28,699	$1.77
Band 100	-	-	1.82
Band 75	-	-	1.88
Band 50	-	-	1.94
Band 25	-	-	2.00
Band 0	-	-	2.06
Total	$50,793	28,699

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$314
Mortality & expense charges	(646)
Net investment income (loss)	(332)

Gain (loss) on investments:
Net realized gain (loss)	(96)
Realized gain distributions	1,180
Net change in unrealized appreciation (depreciation)	10,301
Net gain (loss)	11,385

Increase (decrease) in net assets from operations	$11,053

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(332)	$(335)
Net realized gain (loss)	(96)	(100)
Realized gain distributions	1,180	4,475
Net change in unrealized appreciation (depreciation)	10,301	(13,111)

Increase (decrease) in net assets from operations	11,053	(9,071)

Contract owner transactions:
Proceeds from units sold	3,431	49,624
Cost of units redeemed	-	(6,086)
Account charges	-	-
Increase (decrease)	3,431	43,538
Net increase (decrease)	14,484	34,467
Net assets, beginning	36,309	1,842
Net assets, ending	$50,793	$36,309

Units sold	2,089	29,229
Units redeemed	-	(3,715)
Net increase (decrease)	2,089	25,514
Units outstanding, beginning	26,610	1,096
Units outstanding, ending	28,699	26,610

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$60,305
Cost of units redeemed/account charges	(13,098)
Net investment income (loss)	(776)
Net realized gain (loss)	1,360
Realized gain distributions	5,710
Net change in unrealized appreciation (depreciation)	(2,708)
Net assets	$50,793

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.77	29	$51	1.25%	29.7%	12/31/2019	$1.82	0	$0	1.00%	30.0%	12/31/2019	$1.88	0	$0	0.75%	30.4%
12/31/2018	1.36	27	36	1.25%	-18.8%	12/31/2018	1.40	0	0	1.00%	-18.6%	12/31/2018	1.44	0	0	0.75%	-18.4%
12/31/2017	1.68	1	2	1.25%	13.6%	12/31/2017	1.72	0	0	1.00%	13.9%	12/31/2017	1.77	0	0	0.75%	14.1%
12/31/2016	1.48	0	0	1.25%	14.2%	12/31/2016	1.51	0	0	1.00%	14.4%	12/31/2016	1.55	0	0	0.75%	14.7%
12/31/2015	1.30	0	0	1.25%	-7.9%	12/31/2015	1.32	0	0	1.00%	-7.7%	12/31/2015	1.35	0	0	0.75%	-7.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.94	0	$0	0.50%	30.7%	12/31/2019	$2.00	0	$0	0.25%	31.0%	12/31/2019	$2.06	0	$0	0.00%	31.3%
12/31/2018	1.48	0	0	0.50%	-18.2%	12/31/2018	1.53	0	0	0.25%	-18.0%	12/31/2018	1.57	0	0	0.00%	-17.8%
12/31/2017	1.81	0	0	0.50%	14.4%	12/31/2017	1.86	0	0	0.25%	14.7%	12/31/2017	1.91	0	0	0.00%	15.0%
12/31/2016	1.59	0	0	0.50%	15.0%	12/31/2016	1.62	0	0	0.25%	15.3%	12/31/2016	1.66	0	0	0.00%	15.6%
12/31/2015	1.38	0	0	0.50%	-7.2%	12/31/2015	1.41	0	0	0.25%	-7.0%	12/31/2015	1.44	0	0	0.00%	-6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	1.1%
2017	1.4%
2016	0.7%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity VIP Asset Manager Portfolio Initial Class - 06-230
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,713,711	$17,339,009	1,161,098
Receivables: investments sold	-
Payables: investments purchased	(30,187)
Net assets	$17,683,524

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,683,524	4,450,163	$3.97
Band 100	-	-	4.14
Band 75	-	-	4.31
Band 50	-	-	4.49
Band 25	-	-	4.67
Band 0	-	-	5.55
Total	$17,683,524	4,450,163

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$302,523
Mortality & expense charges	(222,746)
Net investment income (loss)	79,777

Gain (loss) on investments:
Net realized gain (loss)	(115,741)
Realized gain distributions	765,457
Net change in unrealized appreciation (depreciation)	2,038,273
Net gain (loss)	2,687,989

Increase (decrease) in net assets from operations	$2,767,766

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$79,777	$70,106
Net realized gain (loss)	(115,741)	(41,938)
Realized gain distributions	765,457	689,738
Net change in unrealized appreciation (depreciation)	2,038,273	(1,969,367)

Increase (decrease) in net assets from operations	2,767,766	(1,251,461)

Contract owner transactions:
Proceeds from units sold	922,274	1,156,559
Cost of units redeemed	(3,661,746)	(4,256,892)
Account charges	(7,140)	(7,161)
Increase (decrease)	(2,746,612)	(3,107,494)
Net increase (decrease)	21,154	(4,358,955)
Net assets, beginning	17,662,370	22,021,325
Net assets, ending	$17,683,524	$17,662,370

Units sold	272,211	326,255
Units redeemed	(1,012,747)	(1,184,526)
Net increase (decrease)	(740,536)	(858,271)
Units outstanding, beginning	5,190,699	6,048,970
Units outstanding, ending	4,450,163	5,190,699

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$250,679,131
Cost of units redeemed/account charges	(288,302,375)
Net investment income (loss)	40,381,388
Net realized gain (loss)	(3,512,418)
Realized gain distributions	18,063,096
Net change in unrealized appreciation (depreciation)	374,702
Net assets	$17,683,524

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.97	4,450	$17,684	1.25%	16.8%	12/31/2019	$4.14	0	$0	1.00%	17.1%	12/31/2019	$4.31	0	$0	0.75%	17.4%
12/31/2018	3.40	5,191	17,662	1.25%	-6.5%	12/31/2018	3.53	0	0	1.00%	-6.3%	12/31/2018	3.67	0	0	0.75%	-6.1%
12/31/2017	3.64	6,049	22,021	1.25%	12.7%	12/31/2017	3.77	0	0	1.00%	13.0%	12/31/2017	3.91	0	0	0.75%	13.3%
12/31/2016	3.23	7,718	24,933	1.25%	1.8%	12/31/2016	3.34	0	0	1.00%	2.0%	12/31/2016	3.45	0	0	0.75%	2.3%
12/31/2015	3.17	8,606	27,312	1.25%	-1.1%	12/31/2015	3.27	0	0	1.00%	-0.9%	12/31/2015	3.37	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.49	0	$0	0.50%	17.7%	12/31/2019	$4.67	0	$0	0.25%	18.0%	12/31/2019	$5.55	0	$0	0.00%	18.2%
12/31/2018	3.82	0	0	0.50%	-5.8%	12/31/2018	3.96	0	0	0.25%	-5.6%	12/31/2018	4.69	0	0	0.00%	-5.3%
12/31/2017	4.05	0	0	0.50%	13.5%	12/31/2017	4.20	0	0	0.25%	13.8%	12/31/2017	4.96	0	0	0.00%	14.1%
12/31/2016	3.57	0	0	0.50%	2.6%	12/31/2016	3.69	0	0	0.25%	2.8%	12/31/2016	4.34	0	0	0.00%	3.1%
12/31/2015	3.48	0	0	0.50%	-0.4%	12/31/2015	3.59	0	0	0.25%	-0.1%	12/31/2015	4.21	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
2018	1.6%
2017	1.8%
2016	1.4%
2015	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity VIP Contrafund Portfolio Initial Class - 06-245
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$83,035,777	$68,509,741	2,233,634
Receivables: investments sold	-
Payables: investments purchased	(11,598)
Net assets	$83,024,179

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$83,024,179	8,640,122	$9.61
Band 100	-	-	10.01
Band 75	-	-	10.42
Band 50	-	-	10.85
Band 25	-	-	11.30
Band 0	-	-	13.09
Total	$83,024,179	8,640,122

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$359,225
Mortality & expense charges	(1,004,052)
Net investment income (loss)	(644,827)

Gain (loss) on investments:
Net realized gain (loss)	1,767,995
Realized gain distributions	9,149,959
Net change in unrealized appreciation (depreciation)	10,542,729
Net gain (loss)	21,460,683

Increase (decrease) in net assets from operations	$20,815,856

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(644,827)	$(541,308)
Net realized gain (loss)	1,767,995	8,131,644
Realized gain distributions	9,149,959	9,335,719
Net change in unrealized appreciation (depreciation)	10,542,729	(22,416,537)

Increase (decrease) in net assets from operations	20,815,856	(5,490,482)

Contract owner transactions:
Proceeds from units sold	6,023,266	9,184,921
Cost of units redeemed	(17,986,797)	(41,929,767)
Account charges	(22,190)	(30,663)
Increase (decrease)	(11,985,721)	(32,775,509)
Net increase (decrease)	8,830,135	(38,265,991)
Net assets, beginning	74,194,044	112,460,035
Net assets, ending	$83,024,179	$74,194,044

Units sold	752,350	1,404,087
Units redeemed	(2,145,444)	(5,284,205)
Net increase (decrease)	(1,393,094)	(3,880,118)
Units outstanding, beginning	10,033,216	13,913,334
Units outstanding, ending	8,640,122	10,033,216

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$421,487,906
Cost of units redeemed/account charges	(503,710,139)
Net investment income (loss)	2,845,540
Net realized gain (loss)	47,157,010
Realized gain distributions	100,717,826
Net change in unrealized appreciation (depreciation)	14,526,036
Net assets	$83,024,179

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$9.61	8,640	$83,024	1.25%	29.9%	12/31/2019	$10.01	0	$0	1.00%	30.3%	12/31/2019	$10.42	0	$0	0.75%	30.6%
12/31/2018	7.39	10,033	74,194	1.25%	-7.5%	12/31/2018	7.68	0	0	1.00%	-7.3%	12/31/2018	7.98	0	0	0.75%	-7.1%
12/31/2017	8.00	13,466	107,709	1.25%	20.4%	12/31/2017	8.29	0	0	1.00%	20.7%	12/31/2017	8.59	0	0	0.75%	21.0%
12/31/2016	6.65	17,904	118,972	1.25%	6.7%	12/31/2016	6.87	0	0	1.00%	6.9%	12/31/2016	7.10	0	0	0.75%	7.2%
12/31/2015	6.23	21,777	135,661	1.25%	-0.6%	12/31/2015	6.42	0	0	1.00%	-0.3%	12/31/2015	6.62	0	0	0.75%	-0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$10.85	0	$0	0.50%	30.9%	12/31/2019	$11.30	0	$0	0.25%	31.2%	12/31/2019	$13.09	0	$0	0.00%	31.6%
12/31/2018	8.29	0	0	0.50%	-6.8%	12/31/2018	8.61	0	0	0.25%	-6.6%	12/31/2018	9.95	0	0	0.00%	-6.4%
12/31/2017	8.90	0	0	0.50%	21.3%	12/31/2017	9.22	0	0	0.25%	21.6%	12/31/2017	10.63	447	4,751	0.00%	21.9%
12/31/2016	7.34	0	0	0.50%	7.5%	12/31/2016	7.59	0	0	0.25%	7.7%	12/31/2016	8.72	101	884	0.00%	8.0%
12/31/2015	6.83	0	0	0.50%	0.2%	12/31/2015	7.04	0	0	0.25%	0.4%	12/31/2015	8.07	118	949	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.5%
2018	0.7%
2017	1.0%
2016	0.7%
2015	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity VIP Equity-Income Portfolio Initial Class - 06-205
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,712,701	$10,741,703	492,226
Receivables: investments sold	-
Payables: investments purchased	(12,477)
Net assets	$11,700,224

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,700,224	2,179,202	$5.37
Band 100	-	-	5.59
Band 75	-	-	5.82
Band 50	-	-	6.07
Band 25	-	-	6.32
Band 0	-	-	7.32
Total	$11,700,224	2,179,202

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$220,941
Mortality & expense charges	(141,012)
Net investment income (loss)	79,929

Gain (loss) on investments:
Net realized gain (loss)	20,101
Realized gain distributions	720,057
Net change in unrealized appreciation (depreciation)	1,740,770
Net gain (loss)	2,480,928

Increase (decrease) in net assets from operations	$2,560,857

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$79,929	$114,528
Net realized gain (loss)	20,101	38,919
Realized gain distributions	720,057	568,598
Net change in unrealized appreciation (depreciation)	1,740,770	(1,836,203)

Increase (decrease) in net assets from operations	2,560,857	(1,114,158)

Contract owner transactions:
Proceeds from units sold	416,437	546,845
Cost of units redeemed	(1,546,465)	(1,959,939)
Account charges	(2,818)	(2,755)
Increase (decrease)	(1,132,846)	(1,415,849)
Net increase (decrease)	1,428,011	(2,530,007)
Net assets, beginning	10,272,213	12,802,220
Net assets, ending	$11,700,224	$10,272,213

Units sold	101,505	127,248
Units redeemed	(330,300)	(437,088)
Net increase (decrease)	(228,795)	(309,840)
Units outstanding, beginning	2,407,997	2,717,837
Units outstanding, ending	2,179,202	2,407,997

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$89,149,809
Cost of units redeemed/account charges	(96,532,397)
Net investment income (loss)	7,376,092
Net realized gain (loss)	(2,274,139)
Realized gain distributions	13,009,861
Net change in unrealized appreciation (depreciation)	970,998
Net assets	$11,700,224

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$5.37	2,179	$11,700	1.25%	25.9%	12/31/2019	$5.59	0	$0	1.00%	26.2%	12/31/2019	$5.82	0	$0	0.75%	26.5%
12/31/2018	4.27	2,408	10,272	1.25%	-9.4%	12/31/2018	4.43	0	0	1.00%	-9.2%	12/31/2018	4.60	0	0	0.75%	-9.0%
12/31/2017	4.71	2,718	12,802	1.25%	11.5%	12/31/2017	4.88	0	0	1.00%	11.8%	12/31/2017	5.06	0	0	0.75%	12.1%
12/31/2016	4.22	3,029	12,795	1.25%	16.6%	12/31/2016	4.37	0	0	1.00%	16.8%	12/31/2016	4.51	0	0	0.75%	17.1%
12/31/2015	3.62	3,709	13,444	1.25%	-5.2%	12/31/2015	3.74	0	0	1.00%	-4.9%	12/31/2015	3.85	0	0	0.75%	-4.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$6.07	0	$0	0.50%	26.8%	12/31/2019	$6.32	0	$0	0.25%	27.1%	12/31/2019	$7.32	0	$0	0.00%	27.4%
12/31/2018	4.78	0	0	0.50%	-8.8%	12/31/2018	4.97	0	0	0.25%	-8.5%	12/31/2018	5.74	0	0	0.00%	-8.3%
12/31/2017	5.24	0	0	0.50%	12.3%	12/31/2017	5.43	0	0	0.25%	12.6%	12/31/2017	6.26	0	0	0.00%	12.9%
12/31/2016	4.67	0	0	0.50%	17.4%	12/31/2016	4.82	0	0	0.25%	17.7%	12/31/2016	5.54	0	0	0.00%	18.0%
12/31/2015	3.97	0	0	0.50%	-4.4%	12/31/2015	4.10	0	0	0.25%	-4.2%	12/31/2015	4.70	0	0	0.00%	-4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.0%
2018	2.3%
2017	1.7%
2016	2.1%
2015	3.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity VIP Growth Portfolio Initial Class - 06-210
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$57,852,154	$35,673,067	730,398
Receivables: investments sold	-
Payables: investments purchased	(84,901)
Net assets	$57,767,253

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$57,767,253	6,575,061	$8.79
Band 100	-	-	9.15
Band 75	-	-	9.53
Band 50	-	-	9.92
Band 25	-	-	10.34
Band 0	-	-	12.26
Total	$57,767,253	6,575,061

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$139,831
Mortality & expense charges	(673,679)
Net investment income (loss)	(533,848)

Gain (loss) on investments:
Net realized gain (loss)	1,669,968
Realized gain distributions	3,270,134
Net change in unrealized appreciation (depreciation)	10,453,548
Net gain (loss)	15,393,650

Increase (decrease) in net assets from operations	$14,859,802

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(533,848)	$(531,628)
Net realized gain (loss)	1,669,968	1,852,124
Realized gain distributions	3,270,134	6,919,933
Net change in unrealized appreciation (depreciation)	10,453,548	(8,897,137)

Increase (decrease) in net assets from operations	14,859,802	(656,708)

Contract owner transactions:
Proceeds from units sold	2,879,493	6,517,054
Cost of units redeemed	(6,729,209)	(6,389,469)
Account charges	(12,577)	(12,360)
Increase (decrease)	(3,862,293)	115,225
Net increase (decrease)	10,997,509	(541,483)
Net assets, beginning	46,769,744	47,311,227
Net assets, ending	$57,767,253	$46,769,744

Units sold	404,085	922,294
Units redeemed	(890,168)	(902,929)
Net increase (decrease)	(486,083)	19,365
Units outstanding, beginning	7,061,144	7,041,779
Units outstanding, ending	6,575,061	7,061,144

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$498,522,346
Cost of units redeemed/account charges	(521,737,141)
Net investment income (loss)	20,369,533
Net realized gain (loss)	8,189,804
Realized gain distributions	30,243,624
Net change in unrealized appreciation (depreciation)	22,179,087
Net assets	$57,767,253

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$8.79	6,575	$57,767	1.25%	32.6%	12/31/2019	$9.15	0	$0	1.00%	33.0%	12/31/2019	$9.53	0	$0	0.75%	33.3%
12/31/2018	6.62	7,061	46,770	1.25%	-1.4%	12/31/2018	6.88	0	0	1.00%	-1.2%	12/31/2018	7.15	0	0	0.75%	-0.9%
12/31/2017	6.72	7,042	47,311	1.25%	33.5%	12/31/2017	6.96	0	0	1.00%	33.8%	12/31/2017	7.21	0	0	0.75%	34.1%
12/31/2016	5.03	8,496	42,769	1.25%	-0.4%	12/31/2016	5.20	0	0	1.00%	-0.2%	12/31/2016	5.38	0	0	0.75%	0.0%
12/31/2015	5.06	9,661	48,854	1.25%	5.8%	12/31/2015	5.21	0	0	1.00%	6.1%	12/31/2015	5.38	0	0	0.75%	6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$9.92	0	$0	0.50%	33.6%	12/31/2019	$10.34	0	$0	0.25%	34.0%	12/31/2019	$12.26	0	$0	0.00%	34.3%
12/31/2018	7.43	0	0	0.50%	-0.7%	12/31/2018	7.71	0	0	0.25%	-0.4%	12/31/2018	9.13	0	0	0.00%	-0.2%
12/31/2017	7.48	0	0	0.50%	34.5%	12/31/2017	7.75	0	0	0.25%	34.8%	12/31/2017	9.15	0	0	0.00%	35.1%
12/31/2016	5.56	0	0	0.50%	0.3%	12/31/2016	5.75	0	0	0.25%	0.5%	12/31/2016	6.77	0	0	0.00%	0.8%
12/31/2015	5.54	0	0	0.50%	6.6%	12/31/2015	5.72	0	0	0.25%	6.9%	12/31/2015	6.71	0	0	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.3%
2018	0.3%
2017	0.2%
2016	0.0%
2015	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity VIP High Income Portfolio Initial Class - 06-215
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,236,454	$4,220,913	780,297
Receivables: investments sold	561
Payables: investments purchased	-
Net assets	$4,237,015

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,237,015	1,344,032	$3.15
Band 100	-	-	3.28
Band 75	-	-	3.42
Band 50	-	-	3.56
Band 25	-	-	3.71
Band 0	-	-	4.40
Total	$4,237,015	1,344,032

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$213,888
Mortality & expense charges	(51,861)
Net investment income (loss)	162,027

Gain (loss) on investments:
Net realized gain (loss)	(10,667)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	376,070
Net gain (loss)	365,403

Increase (decrease) in net assets from operations	$527,430

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$162,027	$184,366
Net realized gain (loss)	(10,667)	(21,536)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	376,070	(356,290)

Increase (decrease) in net assets from operations	527,430	(193,460)

Contract owner transactions:
Proceeds from units sold	357,424	259,375
Cost of units redeemed	(616,431)	(1,004,225)
Account charges	(2,188)	(2,005)
Increase (decrease)	(261,195)	(746,855)
Net increase (decrease)	266,235	(940,315)
Net assets, beginning	3,970,780	4,911,095
Net assets, ending	$4,237,015	$3,970,780

Units sold	120,304	111,813
Units redeemed	(208,114)	(371,319)
Net increase (decrease)	(87,810)	(259,506)
Units outstanding, beginning	1,431,842	1,691,348
Units outstanding, ending	1,344,032	1,431,842

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$118,986,746
Cost of units redeemed/account charges	(126,585,925)
Net investment income (loss)	22,585,719
Net realized gain (loss)	(10,765,066)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	15,541
Net assets	$4,237,015

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.15	1,344	$4,237	1.25%	13.7%	12/31/2019	$3.28	0	$0	1.00%	14.0%	12/31/2019	$3.42	0	$0	0.75%	14.2%
12/31/2018	2.77	1,432	3,971	1.25%	-4.5%	12/31/2018	2.88	0	0	1.00%	-4.3%	12/31/2018	2.99	0	0	0.75%	-4.0%
12/31/2017	2.90	1,691	4,911	1.25%	5.6%	12/31/2017	3.01	0	0	1.00%	5.9%	12/31/2017	3.12	0	0	0.75%	6.1%
12/31/2016	2.75	2,028	5,575	1.25%	13.2%	12/31/2016	2.84	0	0	1.00%	13.5%	12/31/2016	2.94	0	0	0.75%	13.8%
12/31/2015	2.43	2,631	6,391	1.25%	-4.8%	12/31/2015	2.50	0	0	1.00%	-4.6%	12/31/2015	2.58	0	0	0.75%	-4.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.56	0	$0	0.50%	14.5%	12/31/2019	$3.71	0	$0	0.25%	14.8%	12/31/2019	$4.40	0	$0	0.00%	15.1%
12/31/2018	3.11	0	0	0.50%	-3.8%	12/31/2018	3.23	0	0	0.25%	-3.5%	12/31/2018	3.82	0	0	0.00%	-3.3%
12/31/2017	3.23	0	0	0.50%	6.4%	12/31/2017	3.35	0	0	0.25%	6.7%	12/31/2017	3.95	0	0	0.00%	6.9%
12/31/2016	3.04	0	0	0.50%	14.0%	12/31/2016	3.14	0	0	0.25%	14.3%	12/31/2016	3.70	0	0	0.00%	14.6%
12/31/2015	2.66	0	0	0.50%	-4.1%	12/31/2015	2.75	0	0	0.25%	-3.9%	12/31/2015	3.22	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.2%
2018	5.4%
2017	5.0%
2016	4.8%
2015	6.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity VIP Overseas Portfolio Initial Class - 06-220
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,098,823	$6,834,438	350,348
Receivables: investments sold	4,733
Payables: investments purchased	-
Net assets	$8,103,556

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,103,556	2,368,610	$3.42
Band 100	-	-	3.56
Band 75	-	-	3.71
Band 50	-	-	3.86
Band 25	-	-	4.02
Band 0	-	-	4.78
Total	$8,103,556	2,368,610

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$129,939
Mortality & expense charges	(100,346)
Net investment income (loss)	29,593

Gain (loss) on investments:
Net realized gain (loss)	84,100
Realized gain distributions	298,796
Net change in unrealized appreciation (depreciation)	1,437,917
Net gain (loss)	1,820,813

Increase (decrease) in net assets from operations	$1,850,406

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$29,593	$18,728
Net realized gain (loss)	84,100	224,857
Realized gain distributions	298,796	-
Net change in unrealized appreciation (depreciation)	1,437,917	(1,711,447)

Increase (decrease) in net assets from operations	1,850,406	(1,467,862)

Contract owner transactions:
Proceeds from units sold	461,565	621,435
Cost of units redeemed	(1,718,839)	(1,913,456)
Account charges	(3,279)	(3,447)
Increase (decrease)	(1,260,553)	(1,295,468)
Net increase (decrease)	589,853	(2,763,330)
Net assets, beginning	7,513,703	10,277,033
Net assets, ending	$8,103,556	$7,513,703

Units sold	177,186	202,014
Units redeemed	(578,970)	(619,584)
Net increase (decrease)	(401,784)	(417,570)
Units outstanding, beginning	2,770,394	3,187,964
Units outstanding, ending	2,368,610	2,770,394

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$451,293,428
Cost of units redeemed/account charges	(463,920,247)
Net investment income (loss)	5,850,005
Net realized gain (loss)	6,295,152
Realized gain distributions	7,320,833
Net change in unrealized appreciation (depreciation)	1,264,385
Net assets	$8,103,556

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.42	2,369	$8,104	1.25%	26.2%	12/31/2019	$3.56	0	$0	1.00%	26.5%	12/31/2019	$3.71	0	$0	0.75%	26.8%
12/31/2018	2.71	2,768	7,506	1.25%	-15.9%	12/31/2018	2.82	0	0	1.00%	-15.7%	12/31/2018	2.93	0	0	0.75%	-15.4%
12/31/2017	3.22	3,186	10,268	1.25%	28.7%	12/31/2017	3.34	0	0	1.00%	29.0%	12/31/2017	3.46	0	0	0.75%	29.3%
12/31/2016	2.50	3,594	9,003	1.25%	-6.2%	12/31/2016	2.59	0	0	1.00%	-6.0%	12/31/2016	2.68	0	0	0.75%	-5.8%
12/31/2015	2.67	3,987	10,652	1.25%	2.3%	12/31/2015	2.75	0	0	1.00%	2.6%	12/31/2015	2.84	0	0	0.75%	2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.86	0	$0	0.50%	27.1%	12/31/2019	$4.02	0	$0	0.25%	27.4%	12/31/2019	$4.78	0	$0	0.00%	27.8%
12/31/2018	3.04	0	0	0.50%	-15.2%	12/31/2018	3.16	0	0	0.25%	-15.0%	12/31/2018	3.74	2	7	0.00%	-14.8%
12/31/2017	3.59	0	0	0.50%	29.6%	12/31/2017	3.72	0	0	0.25%	30.0%	12/31/2017	4.39	2	9	0.00%	30.3%
12/31/2016	2.77	0	0	0.50%	-5.5%	12/31/2016	2.86	0	0	0.25%	-5.3%	12/31/2016	3.37	2	7	0.00%	-5.1%
12/31/2015	2.93	0	0	0.50%	3.1%	12/31/2015	3.02	0	0	0.25%	3.4%	12/31/2015	3.55	2	7	0.00%	3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
2018	1.5%
2017	1.4%
2016	1.4%
2015	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom Income Fund I Class - 06-CCG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,345	$38,975	3,554
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$39,352

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,352	34,533	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$39,352	34,533

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$786
Mortality & expense charges	(509)
Net investment income (loss)	277

Gain (loss) on investments:
Net realized gain (loss)	40
Realized gain distributions	701
Net change in unrealized appreciation (depreciation)	2,572
Net gain (loss)	3,313

Increase (decrease) in net assets from operations	$3,590

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$277	$269
Net realized gain (loss)	40	(1)
Realized gain distributions	701	1,283
Net change in unrealized appreciation (depreciation)	2,572	(2,635)

Increase (decrease) in net assets from operations	3,590	(1,084)

Contract owner transactions:
Proceeds from units sold	2,002	1,852
Cost of units redeemed	(2,938)	-
Account charges	-	-
Increase (decrease)	(936)	1,852
Net increase (decrease)	2,654	768
Net assets, beginning	36,698	35,930
Net assets, ending	$39,352	$36,698

Units sold	1,807	1,747
Units redeemed	(2,608)	-
Net increase (decrease)	(801)	1,747
Units outstanding, beginning	35,334	33,587
Units outstanding, ending	34,533	35,334

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$220,246
Cost of units redeemed/account charges	(192,563)
Net investment income (loss)	2,078
Net realized gain (loss)	2,676
Realized gain distributions	6,545
Net change in unrealized appreciation (depreciation)	370
Net assets	$39,352

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	35	$39	1.25%	9.7%	12/31/2019	$1.15	0	$0	1.00%	10.0%	12/31/2019	$1.17	0	$0	0.75%	10.3%
12/31/2018	1.04	35	37	1.25%	-2.9%	12/31/2018	1.05	0	0	1.00%	-2.7%	12/31/2018	1.06	0	0	0.75%	-2.4%
12/31/2017	1.07	34	36	1.25%	6.7%	12/31/2017	1.08	0	0	1.00%	7.0%	12/31/2017	1.08	0	0	0.75%	7.2%
12/31/2016	1.00	171	172	1.25%	3.9%	12/31/2016	1.01	0	0	1.00%	4.2%	12/31/2016	1.01	0	0	0.75%	4.4%
12/31/2015	0.97	182	175	1.25%	-3.5%	12/31/2015	0.97	0	0	1.00%	-3.4%	12/31/2015	0.97	0	0	0.75%	-3.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	0.50%	10.5%	12/31/2019	$1.19	0	$0	0.25%	10.8%	12/31/2019	$1.21	0	$0	0.00%	11.1%
12/31/2018	1.07	0	0	0.50%	-2.2%	12/31/2018	1.08	0	0	0.25%	-1.9%	12/31/2018	1.09	0	0	0.00%	-1.7%
12/31/2017	1.09	0	0	0.50%	7.5%	12/31/2017	1.10	0	0	0.25%	7.8%	12/31/2017	1.11	0	0	0.00%	8.0%
12/31/2016	1.01	0	0	0.50%	4.7%	12/31/2016	1.02	0	0	0.25%	4.9%	12/31/2016	1.02	0	0	0.00%	5.2%
12/31/2015	0.97	0	0	0.50%	-3.1%	12/31/2015	0.97	0	0	0.25%	-2.9%	12/31/2015	0.97	0	0	0.00%	-2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.1%
2018	2.0%
2017	0.7%
2016	1.7%
2015	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2010 Fund I Class - 06-CCH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$52,132	$51,663	4,342
Receivables: investments sold	16
Payables: investments purchased	-
Net assets	$52,148

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$52,148	43,554	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$52,148	43,554

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,078
Mortality & expense charges	(713)
Net investment income (loss)	365

Gain (loss) on investments:
Net realized gain (loss)	(2,984)
Realized gain distributions	2,796
Net change in unrealized appreciation (depreciation)	6,392
Net gain (loss)	6,204

Increase (decrease) in net assets from operations	$6,569

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$365	$401
Net realized gain (loss)	(2,984)	95
Realized gain distributions	2,796	3,279
Net change in unrealized appreciation (depreciation)	6,392	(6,105)

Increase (decrease) in net assets from operations	6,569	(2,330)

Contract owner transactions:
Proceeds from units sold	49,359	13,666
Cost of units redeemed	(55,749)	(20,374)
Account charges	(82)	(8)
Increase (decrease)	(6,472)	(6,716)
Net increase (decrease)	97	(9,046)
Net assets, beginning	52,051	61,097
Net assets, ending	$52,148	$52,051

Units sold	43,637	12,424
Units redeemed	(49,344)	(18,399)
Net increase (decrease)	(5,707)	(5,975)
Units outstanding, beginning	49,261	55,236
Units outstanding, ending	43,554	49,261

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$419,759
Cost of units redeemed/account charges	(388,335)
Net investment income (loss)	2,590
Net realized gain (loss)	1,541
Realized gain distributions	16,124
Net change in unrealized appreciation (depreciation)	469
Net assets	$52,148

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	44	$52	1.25%	13.3%	12/31/2019	$1.21	0	$0	1.00%	13.6%	12/31/2019	$1.23	0	$0	0.75%	13.9%
12/31/2018	1.06	49	52	1.25%	-4.5%	12/31/2018	1.07	0	0	1.00%	-4.2%	12/31/2018	1.08	0	0	0.75%	-4.0%
12/31/2017	1.11	55	61	1.25%	10.9%	12/31/2017	1.11	0	0	1.00%	11.1%	12/31/2017	1.12	0	0	0.75%	11.4%
12/31/2016	1.00	87	87	1.25%	5.0%	12/31/2016	1.00	0	0	1.00%	5.3%	12/31/2016	1.01	0	0	0.75%	5.5%
12/31/2015	0.95	101	96	1.25%	-5.0%	12/31/2015	0.95	0	0	1.00%	-4.8%	12/31/2015	0.95	0	0	0.75%	-4.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	0	$0	0.50%	14.2%	12/31/2019	$1.25	0	$0	0.25%	14.5%	12/31/2019	$1.27	0	$0	0.00%	14.7%
12/31/2018	1.09	0	0	0.50%	-3.7%	12/31/2018	1.10	0	0	0.25%	-3.5%	12/31/2018	1.11	0	0	0.00%	-3.3%
12/31/2017	1.13	0	0	0.50%	11.7%	12/31/2017	1.14	0	0	0.25%	12.0%	12/31/2017	1.14	0	0	0.00%	12.2%
12/31/2016	1.01	0	0	0.50%	5.8%	12/31/2016	1.01	0	0	0.25%	6.1%	12/31/2016	1.02	0	0	0.00%	6.3%
12/31/2015	0.95	0	0	0.50%	-4.5%	12/31/2015	0.96	0	0	0.25%	-4.4%	12/31/2015	0.96	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.1%
2018	1.9%
2017	2.0%
2016	1.8%
2015	3.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2015 Fund I Class - 06-CCJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$292,621	$294,386	24,310
Receivables: investments sold	569
Payables: investments purchased	-
Net assets	$293,190

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$293,190	238,789	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$293,190	238,789

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$5,410
Mortality & expense charges	(4,194)
Net investment income (loss)	1,216

Gain (loss) on investments:
Net realized gain (loss)	(9,759)
Realized gain distributions	17,397
Net change in unrealized appreciation (depreciation)	40,480
Net gain (loss)	48,118

Increase (decrease) in net assets from operations	$49,334

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,216	$2,966
Net realized gain (loss)	(9,759)	329
Realized gain distributions	17,397	27,562
Net change in unrealized appreciation (depreciation)	40,480	(50,426)

Increase (decrease) in net assets from operations	49,334	(19,569)

Contract owner transactions:
Proceeds from units sold	63,336	70,156
Cost of units redeemed	(181,456)	(34,577)
Account charges	(271)	(212)
Increase (decrease)	(118,391)	35,367
Net increase (decrease)	(69,057)	15,798
Net assets, beginning	362,247	346,449
Net assets, ending	$293,190	$362,247

Units sold	68,813	63,098
Units redeemed	(170,447)	(31,166)
Net increase (decrease)	(101,634)	31,932
Units outstanding, beginning	340,423	308,491
Units outstanding, ending	238,789	340,423

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$645,720
Cost of units redeemed/account charges	(421,114)
Net investment income (loss)	11,632
Net realized gain (loss)	(15,677)
Realized gain distributions	74,394
Net change in unrealized appreciation (depreciation)	(1,765)
Net assets	$293,190

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.23	239	$293	1.25%	15.4%	12/31/2019	$1.24	0	$0	1.00%	15.7%	12/31/2019	$1.26	0	$0	0.75%	16.0%
12/31/2018	1.06	340	362	1.25%	-5.2%	12/31/2018	1.07	0	0	1.00%	-5.0%	12/31/2018	1.08	0	0	0.75%	-4.8%
12/31/2017	1.12	308	346	1.25%	12.6%	12/31/2017	1.13	0	0	1.00%	12.9%	12/31/2017	1.14	0	0	0.75%	13.1%
12/31/2016	1.00	209	208	1.25%	5.6%	12/31/2016	1.00	0	0	1.00%	5.9%	12/31/2016	1.01	0	0	0.75%	6.1%
12/31/2015	0.94	350	330	1.25%	-5.5%	12/31/2015	0.95	0	0	1.00%	-5.4%	12/31/2015	0.95	0	0	0.75%	-5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	0	$0	0.50%	16.3%	12/31/2019	$1.29	0	$0	0.25%	16.5%	12/31/2019	$1.30	0	$0	0.00%	16.8%
12/31/2018	1.09	0	0	0.50%	-4.5%	12/31/2018	1.10	0	0	0.25%	-4.3%	12/31/2018	1.11	0	0	0.00%	-4.0%
12/31/2017	1.15	0	0	0.50%	13.4%	12/31/2017	1.15	0	0	0.25%	13.7%	12/31/2017	1.16	0	0	0.00%	14.0%
12/31/2016	1.01	0	0	0.50%	6.4%	12/31/2016	1.01	0	0	0.25%	6.7%	12/31/2016	1.02	0	0	0.00%	6.9%
12/31/2015	0.95	0	0	0.50%	-5.1%	12/31/2015	0.95	0	0	0.25%	-5.0%	12/31/2015	0.95	0	0	0.00%	-4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
2018	2.1%
2017	2.0%
2016	1.4%
2015	3.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2020 Fund I Class - 06-CCK
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$822,153	$817,773	61,493
Receivables: investments sold	14
Payables: investments purchased	-
Net assets	$822,167

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$822,167	657,719	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$822,167	657,719

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$14,632
Mortality & expense charges	(16,301)
Net investment income (loss)	(1,669)

Gain (loss) on investments:
Net realized gain (loss)	(15,139)
Realized gain distributions	58,875
Net change in unrealized appreciation (depreciation)	159,488
Net gain (loss)	203,224

Increase (decrease) in net assets from operations	$201,555

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,669)	$8,918
Net realized gain (loss)	(15,139)	16,349
Realized gain distributions	58,875	81,133
Net change in unrealized appreciation (depreciation)	159,488	(175,652)

Increase (decrease) in net assets from operations	201,555	(69,252)

Contract owner transactions:
Proceeds from units sold	219,240	277,871
Cost of units redeemed	(792,207)	(340,864)
Account charges	(679)	(690)
Increase (decrease)	(573,646)	(63,683)
Net increase (decrease)	(372,091)	(132,935)
Net assets, beginning	1,194,258	1,327,193
Net assets, ending	$822,167	$1,194,258

Units sold	189,752	246,172
Units redeemed	(651,516)	(296,253)
Net increase (decrease)	(461,764)	(50,081)
Units outstanding, beginning	1,119,483	1,169,564
Units outstanding, ending	657,719	1,119,483

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,747,244
Cost of units redeemed/account charges	(2,234,121)
Net investment income (loss)	28,185
Net realized gain (loss)	42,510
Realized gain distributions	233,969
Net change in unrealized appreciation (depreciation)	4,380
Net assets	$822,167

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	658	$822	1.25%	17.2%	12/31/2019	$1.26	0	$0	1.00%	17.5%	12/31/2019	$1.28	0	$0	0.75%	17.8%
12/31/2018	1.07	1,119	1,194	1.25%	-6.0%	12/31/2018	1.08	0	0	1.00%	-5.8%	12/31/2018	1.09	0	0	0.75%	-5.5%
12/31/2017	1.13	1,170	1,327	1.25%	13.8%	12/31/2017	1.14	0	0	1.00%	14.1%	12/31/2017	1.15	0	0	0.75%	14.4%
12/31/2016	1.00	743	741	1.25%	5.9%	12/31/2016	1.00	0	0	1.00%	6.2%	12/31/2016	1.01	0	0	0.75%	6.4%
12/31/2015	0.94	886	834	1.25%	-5.9%	12/31/2015	0.94	0	0	1.00%	-5.7%	12/31/2015	0.94	0	0	0.75%	-5.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	0	$0	0.50%	18.1%	12/31/2019	$1.31	0	$0	0.25%	18.4%	12/31/2019	$1.32	0	$0	0.00%	18.6%
12/31/2018	1.10	0	0	0.50%	-5.3%	12/31/2018	1.11	0	0	0.25%	-5.0%	12/31/2018	1.12	0	0	0.00%	-4.8%
12/31/2017	1.16	0	0	0.50%	14.7%	12/31/2017	1.16	0	0	0.25%	15.0%	12/31/2017	1.17	0	0	0.00%	15.3%
12/31/2016	1.01	0	0	0.50%	6.7%	12/31/2016	1.01	0	0	0.25%	7.0%	12/31/2016	1.02	0	0	0.00%	7.2%
12/31/2015	0.95	0	0	0.50%	-5.4%	12/31/2015	0.95	0	0	0.25%	-5.3%	12/31/2015	0.95	0	0	0.00%	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	1.9%
2017	2.0%
2016	1.7%
2015	3.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2025 Fund I Class - 06-CCM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,778,083	$1,739,001	131,620
Receivables: investments sold	1,424
Payables: investments purchased	-
Net assets	$1,779,507

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,779,507	1,404,673	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$1,779,507	1,404,673

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$28,501
Mortality & expense charges	(21,747)
Net investment income (loss)	6,754

Gain (loss) on investments:
Net realized gain (loss)	(12,297)
Realized gain distributions	90,314
Net change in unrealized appreciation (depreciation)	208,960
Net gain (loss)	286,977

Increase (decrease) in net assets from operations	$293,731

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,754	$10,630
Net realized gain (loss)	(12,297)	5,261
Realized gain distributions	90,314	109,347
Net change in unrealized appreciation (depreciation)	208,960	(238,291)

Increase (decrease) in net assets from operations	293,731	(113,053)

Contract owner transactions:
Proceeds from units sold	336,645	326,089
Cost of units redeemed	(439,275)	(118,025)
Account charges	(1,921)	(1,839)
Increase (decrease)	(104,551)	206,225
Net increase (decrease)	189,180	93,172
Net assets, beginning	1,590,327	1,497,155
Net assets, ending	$1,779,507	$1,590,327

Units sold	285,246	285,577
Units redeemed	(371,847)	(104,864)
Net increase (decrease)	(86,601)	180,713
Units outstanding, beginning	1,491,274	1,310,561
Units outstanding, ending	1,404,673	1,491,274

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,387,444
Cost of units redeemed/account charges	(943,284)
Net investment income (loss)	38,098
Net realized gain (loss)	(18,412)
Realized gain distributions	276,579
Net change in unrealized appreciation (depreciation)	39,082
Net assets	$1,779,507

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	1,405	$1,780	1.25%	18.8%	12/31/2019	$1.28	0	$0	1.00%	19.1%	12/31/2019	$1.30	0	$0	0.75%	19.4%
12/31/2018	1.07	1,491	1,590	1.25%	-6.6%	12/31/2018	1.08	0	0	1.00%	-6.4%	12/31/2018	1.09	0	0	0.75%	-6.2%
12/31/2017	1.14	1,311	1,497	1.25%	15.1%	12/31/2017	1.15	0	0	1.00%	15.4%	12/31/2017	1.16	0	0	0.75%	15.7%
12/31/2016	0.99	662	657	1.25%	6.0%	12/31/2016	1.00	0	0	1.00%	6.3%	12/31/2016	1.00	0	0	0.75%	6.6%
12/31/2015	0.94	701	657	1.25%	-6.4%	12/31/2015	0.94	0	0	1.00%	-6.2%	12/31/2015	0.94	0	0	0.75%	-6.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	0	$0	0.50%	19.7%	12/31/2019	$1.33	0	$0	0.25%	20.0%	12/31/2019	$1.34	0	$0	0.00%	20.3%
12/31/2018	1.10	0	0	0.50%	-5.9%	12/31/2018	1.11	0	0	0.25%	-5.7%	12/31/2018	1.12	0	0	0.00%	-5.5%
12/31/2017	1.16	0	0	0.50%	15.9%	12/31/2017	1.17	0	0	0.25%	16.2%	12/31/2017	1.18	0	0	0.00%	16.5%
12/31/2016	1.00	0	0	0.50%	6.8%	12/31/2016	1.01	0	0	0.25%	7.1%	12/31/2016	1.01	0	0	0.00%	7.4%
12/31/2015	0.94	0	0	0.50%	-5.9%	12/31/2015	0.94	0	0	0.25%	-5.8%	12/31/2015	0.94	0	0	0.00%	-5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
2018	2.0%
2017	2.0%
2016	1.6%
2015	3.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2030 Fund I Class - 06-CCN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,264,576	$2,218,073	155,276
Receivables: investments sold	2,461
Payables: investments purchased	-
Net assets	$2,267,037

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,267,037	1,736,969	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$2,267,037	1,736,969

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$33,542
Mortality & expense charges	(31,465)
Net investment income (loss)	2,077

Gain (loss) on investments:
Net realized gain (loss)	9,765
Realized gain distributions	134,857
Net change in unrealized appreciation (depreciation)	331,322
Net gain (loss)	475,944

Increase (decrease) in net assets from operations	$478,021

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,077	$14,493
Net realized gain (loss)	9,765	15,446
Realized gain distributions	134,857	173,655
Net change in unrealized appreciation (depreciation)	331,322	(382,758)

Increase (decrease) in net assets from operations	478,021	(179,164)

Contract owner transactions:
Proceeds from units sold	590,173	380,708
Cost of units redeemed	(998,020)	(242,074)
Account charges	(2,825)	(2,848)
Increase (decrease)	(410,672)	135,786
Net increase (decrease)	67,349	(43,378)
Net assets, beginning	2,199,688	2,243,066
Net assets, ending	$2,267,037	$2,199,688

Units sold	478,911	326,848
Units redeemed	(785,643)	(207,421)
Net increase (decrease)	(306,732)	119,427
Units outstanding, beginning	2,043,701	1,924,274
Units outstanding, ending	1,736,969	2,043,701

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,824,095
Cost of units redeemed/account charges	(2,177,580)
Net investment income (loss)	41,176
Net realized gain (loss)	88,613
Realized gain distributions	444,230
Net change in unrealized appreciation (depreciation)	46,503
Net assets	$2,267,037

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	1,737	$2,267	1.25%	21.3%	12/31/2019	$1.32	0	$0	1.00%	21.6%	12/31/2019	$1.34	0	$0	0.75%	21.9%
12/31/2018	1.08	2,044	2,200	1.25%	-7.7%	12/31/2018	1.09	0	0	1.00%	-7.4%	12/31/2018	1.10	0	0	0.75%	-7.2%
12/31/2017	1.17	1,924	2,243	1.25%	17.8%	12/31/2017	1.17	0	0	1.00%	18.1%	12/31/2017	1.18	0	0	0.75%	18.4%
12/31/2016	0.99	1,192	1,180	1.25%	6.7%	12/31/2016	0.99	0	0	1.00%	6.9%	12/31/2016	1.00	0	0	0.75%	7.2%
12/31/2015	0.93	955	886	1.25%	-7.2%	12/31/2015	0.93	0	0	1.00%	-7.1%	12/31/2015	0.93	0	0	0.75%	-7.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	0	$0	0.50%	22.2%	12/31/2019	$1.37	0	$0	0.25%	22.5%	12/31/2019	$1.38	0	$0	0.00%	22.8%
12/31/2018	1.11	0	0	0.50%	-7.0%	12/31/2018	1.12	0	0	0.25%	-6.7%	12/31/2018	1.13	0	0	0.00%	-6.5%
12/31/2017	1.19	0	0	0.50%	18.7%	12/31/2017	1.20	0	0	0.25%	19.0%	12/31/2017	1.20	0	0	0.00%	19.3%
12/31/2016	1.00	0	0	0.50%	7.5%	12/31/2016	1.01	0	0	0.25%	7.8%	12/31/2016	1.01	0	0	0.00%	8.0%
12/31/2015	0.93	0	0	0.50%	-6.8%	12/31/2015	0.93	0	0	0.25%	-6.7%	12/31/2015	0.93	0	0	0.00%	-6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	1.9%
2017	1.7%
2016	1.7%
2015	3.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2035 Fund I Class - 06-CCP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,264,816	$1,212,400	88,472
Receivables: investments sold	-
Payables: investments purchased	(1,426)
Net assets	$1,263,390

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,263,390	942,223	$1.34
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.42
Total	$1,263,390	942,223

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$16,873
Mortality & expense charges	(15,452)
Net investment income (loss)	1,421

Gain (loss) on investments:
Net realized gain (loss)	(6,891)
Realized gain distributions	77,775
Net change in unrealized appreciation (depreciation)	191,648
Net gain (loss)	262,532

Increase (decrease) in net assets from operations	$263,953

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,421	$5,663
Net realized gain (loss)	(6,891)	22,942
Realized gain distributions	77,775	102,876
Net change in unrealized appreciation (depreciation)	191,648	(237,638)

Increase (decrease) in net assets from operations	263,953	(106,157)

Contract owner transactions:
Proceeds from units sold	288,211	318,285
Cost of units redeemed	(394,699)	(278,500)
Account charges	(877)	(1,138)
Increase (decrease)	(107,365)	38,647
Net increase (decrease)	156,588	(67,510)
Net assets, beginning	1,106,802	1,174,312
Net assets, ending	$1,263,390	$1,106,802

Units sold	234,703	267,029
Units redeemed	(317,614)	(232,281)
Net increase (decrease)	(82,911)	34,748
Units outstanding, beginning	1,025,134	990,386
Units outstanding, ending	942,223	1,025,134

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,962,851
Cost of units redeemed/account charges	(1,038,173)
Net investment income (loss)	18,207
Net realized gain (loss)	16,117
Realized gain distributions	251,972
Net change in unrealized appreciation (depreciation)	52,416
Net assets	$1,263,390
Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	942	$1,263	1.25%	24.2%	12/31/2019	$1.36	0	$0	1.00%	24.5%	12/31/2019	$1.37	0	$0	0.75%	24.8%
12/31/2018	1.08	1,025	1,107	1.25%	-8.9%	12/31/2018	1.09	0	0	1.00%	-8.7%	12/31/2018	1.10	0	0	0.75%	-8.5%
12/31/2017	1.19	990	1,174	1.25%	20.0%	12/31/2017	1.19	0	0	1.00%	20.3%	12/31/2017	1.20	0	0	0.75%	20.6%
12/31/2016	0.99	646	639	1.25%	7.0%	12/31/2016	0.99	0	0	1.00%	7.3%	12/31/2016	1.00	0	0	0.75%	7.5%
12/31/2015	0.92	622	574	1.25%	-7.7%	12/31/2015	0.92	0	0	1.00%	-7.5%	12/31/2015	0.93	0	0	0.75%	-7.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	25.1%	12/31/2019	$1.40	0	$0	0.25%	25.4%	12/31/2019	$1.42	0	$0	0.00%	25.8%
12/31/2018	1.11	0	0	0.50%	-8.3%	12/31/2018	1.12	0	0	0.25%	-8.0%	12/31/2018	1.13	0	0	0.00%	-7.8%
12/31/2017	1.21	0	0	0.50%	20.9%	12/31/2017	1.22	0	0	0.25%	21.2%	12/31/2017	1.22	0	0	0.00%	21.5%
12/31/2016	1.00	0	0	0.50%	7.8%	12/31/2016	1.00	0	0	0.25%	8.1%	12/31/2016	1.01	0	0	0.00%	8.4%
12/31/2015	0.93	0	0	0.50%	-7.2%	12/31/2015	0.93	0	0	0.25%	-7.1%	12/31/2015	0.93	0	0	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	1.8%
2017	1.5%
2016	1.5%
2015	3.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2040 Fund I Class - 06-CCR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,304,129	$1,237,093	85,083
Receivables: investments sold	196
Payables: investments purchased	-
Net assets	$1,304,325

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,304,325	968,717	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$1,304,325	968,717

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$16,774
Mortality & expense charges	(16,715)
Net investment income (loss)	59

Gain (loss) on investments:
Net realized gain (loss)	(10,131)
Realized gain distributions	86,160
Net change in unrealized appreciation (depreciation)	215,290
Net gain (loss)	291,319

Increase (decrease) in net assets from operations	$291,378

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$59	$6,297
Net realized gain (loss)	(10,131)	10,764
Realized gain distributions	86,160	102,372
Net change in unrealized appreciation (depreciation)	215,290	(238,658)

Increase (decrease) in net assets from operations	291,378	(119,225)

Contract owner transactions:
Proceeds from units sold	339,972	233,227
Cost of units redeemed	(494,923)	(107,332)
Account charges	(713)	(758)
Increase (decrease)	(155,664)	125,137
Net increase (decrease)	135,714	5,912
Net assets, beginning	1,168,611	1,162,699
Net assets, ending	$1,304,325	$1,168,611

Units sold	280,200	196,061
Units redeemed	(397,500)	(88,816)
Net increase (decrease)	(117,300)	107,245
Units outstanding, beginning	1,086,017	978,772
Units outstanding, ending	968,717	1,086,017

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,266,519
Cost of units redeemed/account charges	(1,369,899)
Net investment income (loss)	17,494
Net realized gain (loss)	49,558
Realized gain distributions	273,617
Net change in unrealized appreciation (depreciation)	67,036
Net assets	$1,304,325

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	969	$1,304	1.25%	25.1%	12/31/2019	$1.36	0	$0	1.00%	25.4%	12/31/2019	$1.38	0	$0	0.75%	25.8%
12/31/2018	1.08	1,086	1,169	1.25%	-9.4%	12/31/2018	1.09	0	0	1.00%	-9.2%	12/31/2018	1.10	0	0	0.75%	-9.0%
12/31/2017	1.19	979	1,163	1.25%	20.1%	12/31/2017	1.20	0	0	1.00%	20.4%	12/31/2017	1.20	0	0	0.75%	20.7%
12/31/2016	0.99	933	923	1.25%	7.0%	12/31/2016	0.99	0	0	1.00%	7.3%	12/31/2016	1.00	0	0	0.75%	7.6%
12/31/2015	0.92	684	632	1.25%	-7.6%	12/31/2015	0.93	0	0	1.00%	-7.5%	12/31/2015	0.93	0	0	0.75%	-7.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	26.1%	12/31/2019	$1.41	0	$0	0.25%	26.4%	12/31/2019	$1.43	0	$0	0.00%	26.7%
12/31/2018	1.11	0	0	0.50%	-8.7%	12/31/2018	1.12	0	0	0.25%	-8.5%	12/31/2018	1.13	0	0	0.00%	-8.3%
12/31/2017	1.21	0	0	0.50%	21.0%	12/31/2017	1.22	0	0	0.25%	21.3%	12/31/2017	1.23	0	0	0.00%	21.6%
12/31/2016	1.00	0	0	0.50%	7.8%	12/31/2016	1.00	0	0	0.25%	8.1%	12/31/2016	1.01	0	0	0.00%	8.4%
12/31/2015	0.93	0	0	0.50%	-7.2%	12/31/2015	0.93	0	0	0.25%	-7.1%	12/31/2015	0.93	0	0	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	1.8%
2017	1.3%
2016	1.7%
2015	3.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2045 Fund I Class - 06-CCT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,219,104	$1,151,013	101,916
Receivables: investments sold	832
Payables: investments purchased	-
Net assets	$1,219,936

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,219,936	906,350	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$1,219,936	906,350

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$15,799
Mortality & expense charges	(15,015)
Net investment income (loss)	784

Gain (loss) on investments:
Net realized gain (loss)	(2,851)
Realized gain distributions	75,413
Net change in unrealized appreciation (depreciation)	181,971
Net gain (loss)	254,533

Increase (decrease) in net assets from operations	$255,317

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$784	$6,185
Net realized gain (loss)	(2,851)	5,054
Realized gain distributions	75,413	84,141
Net change in unrealized appreciation (depreciation)	181,971	(198,831)

Increase (decrease) in net assets from operations	255,317	(103,451)

Contract owner transactions:
Proceeds from units sold	363,234	275,315
Cost of units redeemed	(407,191)	(60,637)
Account charges	(1,310)	(851)
Increase (decrease)	(45,267)	213,827
Net increase (decrease)	210,050	110,376
Net assets, beginning	1,009,886	899,510
Net assets, ending	$1,219,936	$1,009,886

Units sold	295,442	236,917
Units redeemed	(326,960)	(56,432)
Net increase (decrease)	(31,518)	180,485
Units outstanding, beginning	937,868	757,383
Units outstanding, ending	906,350	937,868

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,696,717
Cost of units redeemed/account charges	(800,984)
Net investment income (loss)	16,244
Net realized gain (loss)	22,417
Realized gain distributions	217,451
Net change in unrealized appreciation (depreciation)	68,091
Net assets	$1,219,936

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	906	$1,220	1.25%	25.0%	12/31/2019	$1.36	0	$0	1.00%	25.3%	12/31/2019	$1.38	0	$0	0.75%	25.6%
12/31/2018	1.08	938	1,010	1.25%	-9.3%	12/31/2018	1.09	0	0	1.00%	-9.1%	12/31/2018	1.10	0	0	0.75%	-8.9%
12/31/2017	1.19	757	900	1.25%	20.2%	12/31/2017	1.20	0	0	1.00%	20.5%	12/31/2017	1.20	0	0	0.75%	20.8%
12/31/2016	0.99	654	646	1.25%	7.0%	12/31/2016	0.99	0	0	1.00%	7.3%	12/31/2016	1.00	0	0	0.75%	7.6%
12/31/2015	0.92	598	553	1.25%	-7.6%	12/31/2015	0.93	0	0	1.00%	-7.5%	12/31/2015	0.93	0	0	0.75%	-7.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	25.9%	12/31/2019	$1.41	0	$0	0.25%	26.3%	12/31/2019	$1.43	0	$0	0.00%	26.6%
12/31/2018	1.11	0	0	0.50%	-8.6%	12/31/2018	1.12	0	0	0.25%	-8.4%	12/31/2018	1.13	0	0	0.00%	-8.2%
12/31/2017	1.21	0	0	0.50%	21.1%	12/31/2017	1.22	0	0	0.25%	21.4%	12/31/2017	1.23	0	0	0.00%	21.7%
12/31/2016	1.00	0	0	0.50%	7.8%	12/31/2016	1.00	0	0	0.25%	8.1%	12/31/2016	1.01	0	0	0.00%	8.4%
12/31/2015	0.93	0	0	0.50%	-7.2%	12/31/2015	0.93	0	0	0.25%	-7.1%	12/31/2015	0.93	0	0	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	2.0%
2017	1.3%
2016	1.5%
2015	3.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2050 Fund I Class - 06-CCV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,454,653	$1,377,624	120,982
Receivables: investments sold	-
Payables: investments purchased	(7,702)
Net assets	$1,446,951

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,446,951	1,075,476	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$1,446,951	1,075,476

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$18,877
Mortality & expense charges	(17,510)
Net investment income (loss)	1,367

Gain (loss) on investments:
Net realized gain (loss)	(11,176)
Realized gain distributions	85,150
Net change in unrealized appreciation (depreciation)	233,557
Net gain (loss)	307,531

Increase (decrease) in net assets from operations	$308,898

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,367	$7,683
Net realized gain (loss)	(11,176)	8,488
Realized gain distributions	85,150	105,808
Net change in unrealized appreciation (depreciation)	233,557	(256,827)

Increase (decrease) in net assets from operations	308,898	(134,848)

Contract owner transactions:
Proceeds from units sold	346,591	374,778
Cost of units redeemed	(486,442)	(115,002)
Account charges	(1,022)	(878)
Increase (decrease)	(140,873)	258,898
Net increase (decrease)	168,025	124,050
Net assets, beginning	1,278,926	1,154,876
Net assets, ending	$1,446,951	$1,278,926

Units sold	281,896	314,756
Units redeemed	(395,202)	(97,846)
Net increase (decrease)	(113,306)	216,910
Units outstanding, beginning	1,188,782	971,872
Units outstanding, ending	1,075,476	1,188,782

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,184,299
Cost of units redeemed/account charges	(1,133,332)
Net investment income (loss)	19,771
Net realized gain (loss)	42,435
Realized gain distributions	256,749
Net change in unrealized appreciation (depreciation)	77,029
Net assets	$1,446,951

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	1,075	$1,447	1.25%	25.1%	12/31/2019	$1.36	0	$0	1.00%	25.4%	12/31/2019	$1.38	0	$0	0.75%	25.7%
12/31/2018	1.08	1,189	1,279	1.25%	-9.5%	12/31/2018	1.09	0	0	1.00%	-9.2%	12/31/2018	1.10	0	0	0.75%	-9.0%
12/31/2017	1.19	972	1,155	1.25%	20.1%	12/31/2017	1.20	0	0	1.00%	20.4%	12/31/2017	1.20	0	0	0.75%	20.7%
12/31/2016	0.99	866	857	1.25%	7.1%	12/31/2016	0.99	0	0	1.00%	7.3%	12/31/2016	1.00	0	0	0.75%	7.6%
12/31/2015	0.92	619	572	1.25%	-7.6%	12/31/2015	0.93	0	0	1.00%	-7.5%	12/31/2015	0.93	0	0	0.75%	-7.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	26.0%	12/31/2019	$1.41	0	$0	0.25%	26.3%	12/31/2019	$1.43	0	$0	0.00%	26.6%
12/31/2018	1.11	0	0	0.50%	-8.8%	12/31/2018	1.12	0	0	0.25%	-8.5%	12/31/2018	1.13	0	0	0.00%	-8.3%
12/31/2017	1.21	0	0	0.50%	21.0%	12/31/2017	1.22	0	0	0.25%	21.3%	12/31/2017	1.23	0	0	0.00%	21.6%
12/31/2016	1.00	0	0	0.50%	7.9%	12/31/2016	1.01	0	0	0.25%	8.1%	12/31/2016	1.01	0	0	0.00%	8.4%
12/31/2015	0.93	0	0	0.50%	-7.2%	12/31/2015	0.93	0	0	0.25%	-7.0%	12/31/2015	0.93	0	0	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	2.0%
2017	1.3%
2016	1.7%
2015	2.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2055 Fund I Class - 06-CCW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$839,976	$784,627	63,340
Receivables: investments sold	3,725
Payables: investments purchased	-
Net assets	$843,701

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$843,701	626,577	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$843,701	626,577

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$10,953
Mortality & expense charges	(10,346)
Net investment income (loss)	607

Gain (loss) on investments:
Net realized gain (loss)	(13,363)
Realized gain distributions	52,492
Net change in unrealized appreciation (depreciation)	143,907
Net gain (loss)	183,036

Increase (decrease) in net assets from operations	$183,643

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$607	$5,375
Net realized gain (loss)	(13,363)	5,423
Realized gain distributions	52,492	54,259
Net change in unrealized appreciation (depreciation)	143,907	(148,590)

Increase (decrease) in net assets from operations	183,643	(83,533)

Contract owner transactions:
Proceeds from units sold	372,653	368,759
Cost of units redeemed	(505,418)	(90,671)
Account charges	(711)	(603)
Increase (decrease)	(133,476)	277,485
Net increase (decrease)	50,167	193,952
Net assets, beginning	793,534	599,582
Net assets, ending	$843,701	$793,534

Units sold	303,034	310,061
Units redeemed	(413,732)	(77,326)
Net increase (decrease)	(110,698)	232,735
Units outstanding, beginning	737,275	504,540
Units outstanding, ending	626,577	737,275

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,392,105
Cost of units redeemed/account charges	(741,521)
Net investment income (loss)	10,853
Net realized gain (loss)	(1,761)
Realized gain distributions	128,676
Net change in unrealized appreciation (depreciation)	55,349
Net assets	$843,701

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	627	$844	1.25%	25.1%	12/31/2019	$1.36	0	$0	1.00%	25.4%	12/31/2019	$1.38	0	$0	0.75%	25.7%
12/31/2018	1.08	737	794	1.25%	-9.4%	12/31/2018	1.09	0	0	1.00%	-9.2%	12/31/2018	1.10	0	0	0.75%	-9.0%
12/31/2017	1.19	505	600	1.25%	20.1%	12/31/2017	1.20	0	0	1.00%	20.4%	12/31/2017	1.20	0	0	0.75%	20.7%
12/31/2016	0.99	318	315	1.25%	7.1%	12/31/2016	0.99	0	0	1.00%	7.3%	12/31/2016	1.00	0	0	0.75%	7.6%
12/31/2015	0.92	230	212	1.25%	-7.6%	12/31/2015	0.93	0	0	1.00%	-7.4%	12/31/2015	0.93	0	0	0.75%	-7.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	26.0%	12/31/2019	$1.41	0	$0	0.25%	26.4%	12/31/2019	$1.43	0	$0	0.00%	26.7%
12/31/2018	1.11	0	0	0.50%	-8.7%	12/31/2018	1.12	0	0	0.25%	-8.5%	12/31/2018	1.13	0	0	0.00%	-8.3%
12/31/2017	1.21	0	0	0.50%	21.0%	12/31/2017	1.22	0	0	0.25%	21.3%	12/31/2017	1.23	0	0	0.00%	21.6%
12/31/2016	1.00	0	0	0.50%	7.9%	12/31/2016	1.01	0	0	0.25%	8.1%	12/31/2016	1.01	0	0	0.00%	8.4%
12/31/2015	0.93	0	0	0.50%	-7.2%	12/31/2015	0.93	0	0	0.25%	-7.0%	12/31/2015	0.93	0	0	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	2.1%
2017	1.5%
2016	1.7%
2015	2.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2060 Fund I Class - 06-CCX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$64,093	$57,683	5,334
Receivables: investments sold	-
Payables: investments purchased	(30)
Net assets	$64,063

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$64,063	47,621	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$64,063	47,621

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$841
Mortality & expense charges	(807)
Net investment income (loss)	34

Gain (loss) on investments:
Net realized gain (loss)	323
Realized gain distributions	3,305
Net change in unrealized appreciation (depreciation)	9,925
Net gain (loss)	13,553

Increase (decrease) in net assets from operations	$13,587

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$34	$215
Net realized gain (loss)	323	486
Realized gain distributions	3,305	1,884
Net change in unrealized appreciation (depreciation)	9,925	(5,862)

Increase (decrease) in net assets from operations	13,587	(3,277)

Contract owner transactions:
Proceeds from units sold	16,552	31,373
Cost of units redeemed	(19,568)	(3,779)
Account charges	(60)	(37)
Increase (decrease)	(3,076)	27,557
Net increase (decrease)	10,511	24,280
Net assets, beginning	53,552	29,272
Net assets, ending	$64,063	$53,552

Units sold	13,389	28,222
Units redeemed	(15,558)	(3,079)
Net increase (decrease)	(2,169)	25,143
Units outstanding, beginning	49,790	24,647
Units outstanding, ending	47,621	49,790

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$78,600
Cost of units redeemed/account charges	(28,364)
Net investment income (loss)	340
Net realized gain (loss)	1,340
Realized gain distributions	5,737
Net change in unrealized appreciation (depreciation)	6,410
Net assets	$64,063

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	48	$64	1.25%	25.1%	12/31/2019	$1.36	0	$0	1.00%	25.4%	12/31/2019	$1.38	0	$0	0.75%	25.7%
12/31/2018	1.08	50	54	1.25%	-9.4%	12/31/2018	1.09	0	0	1.00%	-9.2%	12/31/2018	1.10	0	0	0.75%	-9.0%
12/31/2017	1.19	25	29	1.25%	20.2%	12/31/2017	1.20	0	0	1.00%	20.5%	12/31/2017	1.20	0	0	0.75%	20.8%
12/31/2016	0.99	2	2	1.25%	7.1%	12/31/2016	0.99	0	0	1.00%	7.3%	12/31/2016	1.00	0	0	0.75%	7.6%
12/31/2015	0.92	0	0	1.25%	-7.7%	12/31/2015	0.92	0	0	1.00%	-7.5%	12/31/2015	0.93	0	0	0.75%	-7.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	26.0%	12/31/2019	$1.41	0	$0	0.25%	26.3%	12/31/2019	$1.43	0	$0	0.00%	26.6%
12/31/2018	1.11	0	0	0.50%	-8.8%	12/31/2018	1.12	0	0	0.25%	-8.5%	12/31/2018	1.13	0	0	0.00%	-8.3%
12/31/2017	1.21	0	0	0.50%	21.1%	12/31/2017	1.22	0	0	0.25%	21.4%	12/31/2017	1.23	0	0	0.00%	21.7%
12/31/2016	1.00	0	0	0.50%	7.9%	12/31/2016	1.00	0	0	0.25%	8.1%	12/31/2016	1.01	0	0	0.00%	8.4%
12/31/2015	0.93	0	0	0.50%	-7.3%	12/31/2015	0.93	0	0	0.25%	-7.1%	12/31/2015	0.93	0	0	0.00%	-7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	1.5%
2017	2.0%
2016	2.5%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2060 Fund M Class - 06-CHG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$640	$599	53
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$638

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$638	456	$1.40
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	-	-	1.47
Total	$638	456

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(56)
Net investment income (loss)	(56)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	11
Net change in unrealized appreciation (depreciation)	47
Net gain (loss)	58

Increase (decrease) in net assets from operations	$2

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(56)	$1
Net realized gain (loss)	-	-
Realized gain distributions	11	2
Net change in unrealized appreciation (depreciation)	47	(6)

Increase (decrease) in net assets from operations	2	(3)

Contract owner transactions:
Proceeds from units sold	572	80
Cost of units redeemed	-	-
Account charges	(7)	(6)
Increase (decrease)	565	74
Net increase (decrease)	567	71
Net assets, beginning	71	-
Net assets, ending	$638	$71

Units sold	398	68
Units redeemed	(5)	(5)
Net increase (decrease)	393	63
Units outstanding, beginning	63	-
Units outstanding, ending	456	63

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$652
Cost of units redeemed/account charges	(13)
Net investment income (loss)	(55)
Net realized gain (loss)	-
Realized gain distributions	13
Net change in unrealized appreciation (depreciation)	41
Net assets	$638

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.40	0	$1	1.25%	24.4%	12/31/2019	$1.41	0	$0	1.00%	24.7%	12/31/2019	$1.43	0	$0	0.75%	25.0%
12/31/2018	1.12	0	0	1.25%	-9.9%	12/31/2018	1.13	0	0	1.00%	-9.6%	12/31/2018	1.14	0	0	0.75%	-9.4%
12/31/2017	1.25	0	0	1.25%	19.5%	12/31/2017	1.25	0	0	1.00%	19.8%	12/31/2017	1.26	0	0	0.75%	20.1%
12/31/2016	1.04	0	0	1.25%	6.5%	12/31/2016	1.05	0	0	1.00%	6.8%	12/31/2016	1.05	0	0	0.75%	7.1%
12/31/2015	0.98	0	0	1.25%	-2.1%	12/31/2015	0.98	0	0	1.00%	-2.0%	12/31/2015	0.98	0	0	0.75%	-2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.44	0	$0	0.50%	25.4%	12/31/2019	$1.46	0	$0	0.25%	25.7%	12/31/2019	$1.47	0	$0	0.00%	26.0%
12/31/2018	1.15	0	0	0.50%	-9.2%	12/31/2018	1.16	0	0	0.25%	-9.0%	12/31/2018	1.17	0	0	0.00%	-8.7%
12/31/2017	1.27	0	0	0.50%	20.4%	12/31/2017	1.27	0	0	0.25%	20.7%	12/31/2017	1.28	0	0	0.00%	21.0%
12/31/2016	1.05	0	0	0.50%	7.3%	12/31/2016	1.06	0	0	0.25%	7.6%	12/31/2016	1.06	0	0	0.00%	7.9%
12/31/2015	0.98	0	0	0.50%	-2.0%	12/31/2015	0.98	0	0	0.25%	-1.9%	12/31/2015	0.98	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	2.8%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Balanced Fund I Class - 06-FTY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$204,283	$197,327	8,945
Receivables: investments sold	-
Payables: investments purchased	(247)
Net assets	$204,036

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$204,036	165,797	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$204,036	165,797

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,883
Mortality & expense charges	(2,201)
Net investment income (loss)	682

Gain (loss) on investments:
Net realized gain (loss)	(267)
Realized gain distributions	3,005
Net change in unrealized appreciation (depreciation)	31,589
Net gain (loss)	34,327

Increase (decrease) in net assets from operations	$35,009

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$682	$426
Net realized gain (loss)	(267)	(987)
Realized gain distributions	3,005	8,719
Net change in unrealized appreciation (depreciation)	31,589	(24,633)

Increase (decrease) in net assets from operations	35,009	(16,475)

Contract owner transactions:
Proceeds from units sold	27,274	200,576
Cost of units redeemed	(5,306)	(37,018)
Account charges	(6)	(18)
Increase (decrease)	21,962	163,540
Net increase (decrease)	56,971	147,065
Net assets, beginning	147,065	-
Net assets, ending	$204,036	$147,065

Units sold	24,033	180,163
Units redeemed	(4,687)	(33,712)
Net increase (decrease)	19,346	146,451
Units outstanding, beginning	146,451	-
Units outstanding, ending	165,797	146,451

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$227,850
Cost of units redeemed/account charges	(42,348)
Net investment income (loss)	1,108
Net realized gain (loss)	(1,254)
Realized gain distributions	11,724
Net change in unrealized appreciation (depreciation)	6,956
Net assets	$204,036

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.23	166	$204	1.25%	22.6%	12/31/2019	$1.24	0	$0	1.00%	22.9%	12/31/2019	$1.25	0	$0	0.75%	23.2%
12/31/2018	1.00	146	147	1.25%	-5.4%	12/31/2018	1.01	0	0	1.00%	-5.1%	12/31/2018	1.01	0	0	0.75%	-4.9%
12/31/2017	1.06	0	0	1.25%	6.1%	12/31/2017	1.06	0	0	1.00%	6.3%	12/31/2017	1.06	0	0	0.75%	6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	0	$0	0.50%	23.5%	12/31/2019	$1.26	0	$0	0.25%	23.8%	12/31/2019	$1.27	0	$0	0.00%	24.1%
12/31/2018	1.02	0	0	0.50%	-4.7%	12/31/2018	1.02	0	0	0.25%	-4.4%	12/31/2018	1.02	0	0	0.00%	-4.2%
12/31/2017	1.07	0	0	0.50%	6.5%	12/31/2017	1.07	0	0	0.25%	6.7%	12/31/2017	1.07	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	3.1%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Balanced Fund M Class - 06-FVC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$68,884	$64,555	3,046
Receivables: investments sold	34
Payables: investments purchased	-
Net assets	$68,918

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$68,918	56,728	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.25
Total	$68,918	56,728

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$705
Mortality & expense charges	(789)
Net investment income (loss)	(84)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	1,031
Net change in unrealized appreciation (depreciation)	11,329
Net gain (loss)	12,360

Increase (decrease) in net assets from operations	$12,276

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(84)	$(97)
Net realized gain (loss)	-	-
Realized gain distributions	1,031	3,313
Net change in unrealized appreciation (depreciation)	11,329	(7,000)

Increase (decrease) in net assets from operations	12,276	(3,784)

Contract owner transactions:
Proceeds from units sold	666	59,760
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	666	59,760
Net increase (decrease)	12,942	55,976
Net assets, beginning	55,976	-
Net assets, ending	$68,918	$55,976

Units sold	581	56,147
Units redeemed	-	-
Net increase (decrease)	581	56,147
Units outstanding, beginning	56,147	-
Units outstanding, ending	56,728	56,147

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$60,426
Cost of units redeemed/account charges	-
Net investment income (loss)	(181)
Net realized gain (loss)	-
Realized gain distributions	4,344
Net change in unrealized appreciation (depreciation)	4,329
Net assets	$68,918

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	57	$69	1.25%	21.9%	12/31/2019	$1.22	0	$0	1.00%	22.2%	12/31/2019	$1.23	0	$0	0.75%	22.5%
12/31/2018	1.00	56	56	1.25%	-5.8%	12/31/2018	1.00	0	0	1.00%	-5.6%	12/31/2018	1.00	0	0	0.75%	-5.4%
12/31/2017	1.06	0	0	1.25%	5.9%	12/31/2017	1.06	0	0	1.00%	6.0%	12/31/2017	1.06	0	0	0.75%	6.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	0	$0	0.50%	22.8%	12/31/2019	$1.25	0	$0	0.25%	23.1%	12/31/2019	$1.25	0	$0	0.00%	23.4%
12/31/2018	1.01	0	0	0.50%	-5.1%	12/31/2018	1.01	0	0	0.25%	-4.9%	12/31/2018	1.02	0	0	0.00%	-4.6%
12/31/2017	1.06	0	0	0.50%	6.3%	12/31/2017	1.06	0	0	0.25%	6.4%	12/31/2017	1.07	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	2.1%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Balanced Fund Z Class - 06-FVF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$571,891	$560,188	25,104
Receivables: investments sold	742
Payables: investments purchased	-
Net assets	$572,633

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$572,633	463,755	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.27
Total	$572,633	463,755

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$9,394
Mortality & expense charges	(6,886)
Net investment income (loss)	2,508

Gain (loss) on investments:
Net realized gain (loss)	(6,818)
Realized gain distributions	8,406
Net change in unrealized appreciation (depreciation)	107,623
Net gain (loss)	109,211

Increase (decrease) in net assets from operations	$111,719

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,508	$3,049
Net realized gain (loss)	(6,818)	(3,930)
Realized gain distributions	8,406	31,730
Net change in unrealized appreciation (depreciation)	107,623	(95,920)

Increase (decrease) in net assets from operations	111,719	(65,071)

Contract owner transactions:
Proceeds from units sold	77,131	617,566
Cost of units redeemed	(134,613)	(33,168)
Account charges	(649)	(282)
Increase (decrease)	(58,131)	584,116
Net increase (decrease)	53,588	519,045
Net assets, beginning	519,045	-
Net assets, ending	$572,633	$519,045

Units sold	66,536	547,246
Units redeemed	(118,539)	(31,488)
Net increase (decrease)	(52,003)	515,758
Units outstanding, beginning	515,758	-
Units outstanding, ending	463,755	515,758

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$694,697
Cost of units redeemed/account charges	(168,712)
Net investment income (loss)	5,557
Net realized gain (loss)	(10,748)
Realized gain distributions	40,136
Net change in unrealized appreciation (depreciation)	11,703
Net assets	$572,633

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.23	464	$573	1.25%	22.7%	12/31/2019	$1.24	0	$0	1.00%	23.0%	12/31/2019	$1.25	0	$0	0.75%	23.3%
12/31/2018	1.01	516	519	1.25%	-5.3%	12/31/2018	1.01	0	0	1.00%	-5.0%	12/31/2018	1.01	0	0	0.75%	-4.8%
12/31/2017	1.06	0	0	1.25%	6.2%	12/31/2017	1.06	0	0	1.00%	6.4%	12/31/2017	1.06	0	0	0.75%	6.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	0	$0	0.50%	23.6%	12/31/2019	$1.27	0	$0	0.25%	23.9%	12/31/2019	$1.27	0	$0	0.00%	24.2%
12/31/2018	1.02	0	0	0.50%	-4.5%	12/31/2018	1.02	0	0	0.25%	-4.3%	12/31/2018	1.03	0	0	0.00%	-4.1%
12/31/2017	1.07	0	0	0.50%	6.6%	12/31/2017	1.07	0	0	0.25%	6.8%	12/31/2017	1.07	0	0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
2018	1.9%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Diversified International Fund Z Class - 06-FVG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,698	$15,478	675
Receivables: investments sold	13
Payables: investments purchased	-
Net assets	$16,711

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,711	14,396	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$16,711	14,396

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$224
Mortality & expense charges	(225)
Net investment income (loss)	(1)

Gain (loss) on investments:
Net realized gain (loss)	2,103
Realized gain distributions	44
Net change in unrealized appreciation (depreciation)	3,250
Net gain (loss)	5,397

Increase (decrease) in net assets from operations	$5,396

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1)	$292
Net realized gain (loss)	2,103	-
Realized gain distributions	44	929
Net change in unrealized appreciation (depreciation)	3,250	(2,030)

Increase (decrease) in net assets from operations	5,396	(809)

Contract owner transactions:
Proceeds from units sold	15,910	26,623
Cost of units redeemed	(30,409)	-
Account charges	-	-
Increase (decrease)	(14,499)	26,623
Net increase (decrease)	(9,103)	25,814
Net assets, beginning	25,814	-
Net assets, ending	$16,711	$25,814

Units sold	15,029	28,544
Units redeemed	(29,177)	-
Net increase (decrease)	(14,148)	28,544
Units outstanding, beginning	28,544	-
Units outstanding, ending	14,396	28,544

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$42,533
Cost of units redeemed/account charges	(30,409)
Net investment income (loss)	291
Net realized gain (loss)	2,103
Realized gain distributions	973
Net change in unrealized appreciation (depreciation)	1,220
Net assets	$16,711

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	14	$17	1.25%	28.4%	12/31/2019	$1.17	0	$0	1.00%	28.7%	12/31/2019	$1.18	0	$0	0.75%	29.0%
12/31/2018	0.90	29	26	1.25%	-16.2%	12/31/2018	0.91	0	0	1.00%	-16.0%	12/31/2018	0.91	0	0	0.75%	-15.8%
12/31/2017	1.08	0	0	1.25%	8.0%	12/31/2017	1.08	0	0	1.00%	8.1%	12/31/2017	1.08	0	0	0.75%	8.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	0.50%	29.3%	12/31/2019	$1.19	0	$0	0.25%	29.6%	12/31/2019	$1.20	0	$0	0.00%	30.0%
12/31/2018	0.91	0	0	0.50%	-15.6%	12/31/2018	0.92	0	0	0.25%	-15.4%	12/31/2018	0.92	0	0	0.00%	-15.2%
12/31/2017	1.08	0	0	0.50%	8.4%	12/31/2017	1.09	0	0	0.25%	8.5%	12/31/2017	1.09	0	0	0.00%	8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	2.7%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Diversified Stock Fund Z Class - 06-FVH (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.32
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.32	0	$0	1.25%	26.6%	12/31/2019	$1.32	0	$0	1.00%	26.9%	12/31/2019	$1.33	0	$0	0.75%	27.2%
12/31/2018	1.04	0	0	1.25%	-6.5%	12/31/2018	1.04	0	0	1.00%	-6.2%	12/31/2018	1.05	0	0	0.75%	-6.0%
12/31/2017	1.11	0	0	1.25%	11.2%	12/31/2017	1.11	0	0	1.00%	11.3%	12/31/2017	1.11	0	0	0.75%	11.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	0	$0	0.50%	27.5%	12/31/2019	$1.35	0	$0	0.25%	27.8%	12/31/2019	$1.36	0	$0	0.00%	28.1%
12/31/2018	1.05	0	0	0.50%	-5.7%	12/31/2018	1.06	0	0	0.25%	-5.5%	12/31/2018	1.06	0	0	0.00%	-5.3%
12/31/2017	1.12	0	0	0.50%	11.6%	12/31/2017	1.12	0	0	0.25%	11.8%	12/31/2017	1.12	0	0	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2005 Fund Z6 Class - 06-GHK (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.11
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	11.4%	12/31/2019	$1.11	0	$0	1.00%	11.9%	12/31/2019	$1.10	0	$0	0.75%	12.0%
12/31/2018	0.98	0	0	1.25%	-3.5%	12/31/2018	0.99	0	0	1.00%	-2.3%	12/31/2018	0.98	0	0	0.75%	-3.0%
12/31/2017	1.01	0	0	1.25%	1.2%	12/31/2017	1.01	0	0	1.00%	1.4%	12/31/2017	1.01	0	0	0.75%	1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	12.2%	12/31/2019	$1.11	0	$0	0.25%	12.5%	12/31/2019	$1.12	0	$0	0.00%	12.8%
12/31/2018	0.98	0	0	0.50%	-2.8%	12/31/2018	0.99	0	0	0.25%	-2.6%	12/31/2018	0.99	0	0	0.00%	-2.3%
12/31/2017	1.01	0	0	0.50%	1.3%	12/31/2017	1.01	0	0	0.25%	1.3%	12/31/2017	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2010 Fund Z6 Class - 06-GHM (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.12
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	1.25%	13.5%	12/31/2019	$1.12	0	$0	1.00%	14.0%	12/31/2019	$1.11	0	$0	0.75%	14.1%
12/31/2018	0.97	0	0	1.25%	-4.3%	12/31/2018	0.98	0	0	1.00%	-3.1%	12/31/2018	0.98	0	0	0.75%	-3.8%
12/31/2017	1.01	0	0	1.25%	1.5%	12/31/2017	1.02	0	0	1.00%	1.6%	12/31/2017	1.02	0	0	0.75%	1.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	14.3%	12/31/2019	$1.13	0	$0	0.25%	14.6%	12/31/2019	$1.13	0	$0	0.00%	14.9%
12/31/2018	0.98	0	0	0.50%	-3.6%	12/31/2018	0.98	0	0	0.25%	-3.4%	12/31/2018	0.98	0	0	0.00%	-3.1%
12/31/2017	1.02	0	0	0.50%	1.6%	12/31/2017	1.02	0	0	0.25%	1.6%	12/31/2017	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2015 Fund Z6 Class - 06-GHN (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.14
Band 75	-	-	1.13
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	1.25%	15.6%	12/31/2019	$1.14	0	$0	1.00%	16.1%	12/31/2019	$1.13	0	$0	0.75%	16.1%
12/31/2018	0.96	0	0	1.25%	-5.1%	12/31/2018	0.98	0	0	1.00%	-3.9%	12/31/2018	0.97	0	0	0.75%	-4.6%
12/31/2017	1.02	0	0	1.25%	1.7%	12/31/2017	1.02	0	0	1.00%	1.8%	12/31/2017	1.02	0	0	0.75%	1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	16.4%	12/31/2019	$1.14	0	$0	0.25%	16.7%	12/31/2019	$1.14	0	$0	0.00%	17.0%
12/31/2018	0.97	0	0	0.50%	-4.4%	12/31/2018	0.98	0	0	0.25%	-4.1%	12/31/2018	0.98	0	0	0.00%	-3.9%
12/31/2017	1.02	0	0	0.50%	1.8%	12/31/2017	1.02	0	0	0.25%	1.8%	12/31/2017	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2020 Fund Z6 Class - 06-GHP (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	1.25%	17.4%	12/31/2019	$1.15	0	$0	1.00%	18.0%	12/31/2019	$1.14	0	$0	0.75%	18.0%
12/31/2018	0.96	0	0	1.25%	-5.9%	12/31/2018	0.97	0	0	1.00%	-4.7%	12/31/2018	0.96	0	0	0.75%	-5.4%
12/31/2017	1.02	0	0	1.25%	1.9%	12/31/2017	1.02	0	0	1.00%	2.0%	12/31/2017	1.02	0	0	0.75%	2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	18.3%	12/31/2019	$1.15	0	$0	0.25%	18.6%	12/31/2019	$1.16	0	$0	0.00%	18.9%
12/31/2018	0.97	0	0	0.50%	-5.2%	12/31/2018	0.97	0	0	0.25%	-4.9%	12/31/2018	0.97	0	0	0.00%	-4.7%
12/31/2017	1.02	0	0	0.50%	2.0%	12/31/2017	1.02	0	0	0.25%	2.0%	12/31/2017	1.02	0	0	0.00%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2025 Fund Z6 Class - 06-GHR (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.16
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	1.25%	19.0%	12/31/2019	$1.16	0	$0	1.00%	19.5%	12/31/2019	$1.15	0	$0	0.75%	19.6%
12/31/2018	0.95	0	0	1.25%	-6.4%	12/31/2018	0.97	0	0	1.00%	-5.2%	12/31/2018	0.96	0	0	0.75%	-5.9%
12/31/2017	1.02	0	0	1.25%	2.0%	12/31/2017	1.02	0	0	1.00%	2.2%	12/31/2017	1.02	0	0	0.75%	2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	19.9%	12/31/2019	$1.16	0	$0	0.25%	20.2%	12/31/2019	$1.17	0	$0	0.00%	20.5%
12/31/2018	0.96	0	0	0.50%	-5.7%	12/31/2018	0.97	0	0	0.25%	-5.5%	12/31/2018	0.97	0	0	0.00%	-5.2%
12/31/2017	1.02	0	0	0.50%	2.1%	12/31/2017	1.02	0	0	0.25%	2.1%	12/31/2017	1.02	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2030 Fund Z6 Class - 06-GHT (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	1.25%	21.5%	12/31/2019	$1.17	0	$0	1.00%	22.1%	12/31/2019	$1.16	0	$0	0.75%	22.1%
12/31/2018	0.95	0	0	1.25%	-7.5%	12/31/2018	0.96	0	0	1.00%	-6.3%	12/31/2018	0.95	0	0	0.75%	-7.0%
12/31/2017	1.02	0	0	1.25%	2.5%	12/31/2017	1.03	0	0	1.00%	2.6%	12/31/2017	1.03	0	0	0.75%	2.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	22.4%	12/31/2019	$1.18	0	$0	0.25%	22.7%	12/31/2019	$1.18	0	$0	0.00%	23.0%
12/31/2018	0.96	0	0	0.50%	-6.8%	12/31/2018	0.96	0	0	0.25%	-6.5%	12/31/2018	0.96	0	0	0.00%	-6.3%
12/31/2017	1.03	0	0	0.50%	2.5%	12/31/2017	1.03	0	0	0.25%	2.6%	12/31/2017	1.03	0	0	0.00%	2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2035 Fund Z6 Class - 06-GHV (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.19
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	1.25%	24.4%	12/31/2019	$1.19	0	$0	1.00%	25.0%	12/31/2019	$1.18	0	$0	0.75%	25.0%
12/31/2018	0.94	0	0	1.25%	-8.7%	12/31/2018	0.95	0	0	1.00%	-7.6%	12/31/2018	0.94	0	0	0.75%	-8.3%
12/31/2017	1.03	0	0	1.25%	2.8%	12/31/2017	1.03	0	0	1.00%	3.0%	12/31/2017	1.03	0	0	0.75%	2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	0.50%	25.4%	12/31/2019	$1.19	0	$0	0.25%	25.7%	12/31/2019	$1.20	0	$0	0.00%	26.0%
12/31/2018	0.95	0	0	0.50%	-8.0%	12/31/2018	0.95	0	0	0.25%	-7.8%	12/31/2018	0.95	0	0	0.00%	-7.6%
12/31/2017	1.03	0	0	0.50%	2.9%	12/31/2017	1.03	0	0	0.25%	2.9%	12/31/2017	1.03	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2040 Fund Z6 Class - 06-GHW (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.19
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	1.25%	25.4%	12/31/2019	$1.19	0	$0	1.00%	26.0%	12/31/2019	$1.18	0	$0	0.75%	26.0%
12/31/2018	0.93	0	0	1.25%	-9.2%	12/31/2018	0.95	0	0	1.00%	-8.1%	12/31/2018	0.94	0	0	0.75%	-8.8%
12/31/2017	1.03	0	0	1.25%	2.9%	12/31/2017	1.03	0	0	1.00%	3.0%	12/31/2017	1.03	0	0	0.75%	2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	0.50%	26.4%	12/31/2019	$1.20	0	$0	0.25%	26.7%	12/31/2019	$1.20	0	$0	0.00%	27.0%
12/31/2018	0.94	0	0	0.50%	-8.5%	12/31/2018	0.94	0	0	0.25%	-8.3%	12/31/2018	0.95	0	0	0.00%	-8.1%
12/31/2017	1.03	0	0	0.50%	3.0%	12/31/2017	1.03	0	0	0.25%	3.0%	12/31/2017	1.03	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2045 Fund Z6 Class - 06-GHX (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.19
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	1.25%	25.3%	12/31/2019	$1.19	0	$0	1.00%	25.9%	12/31/2019	$1.18	0	$0	0.75%	25.9%
12/31/2018	0.93	0	0	1.25%	-9.1%	12/31/2018	0.95	0	0	1.00%	-8.0%	12/31/2018	0.94	0	0	0.75%	-8.7%
12/31/2017	1.03	0	0	1.25%	2.8%	12/31/2017	1.03	0	0	1.00%	3.0%	12/31/2017	1.03	0	0	0.75%	2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	0.50%	26.3%	12/31/2019	$1.20	0	$0	0.25%	26.6%	12/31/2019	$1.20	0	$0	0.00%	26.9%
12/31/2018	0.94	0	0	0.50%	-8.5%	12/31/2018	0.94	0	0	0.25%	-8.2%	12/31/2018	0.95	0	0	0.00%	-8.0%
12/31/2017	1.03	0	0	0.50%	2.9%	12/31/2017	1.03	0	0	0.25%	2.9%	12/31/2017	1.03	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2050 Fund Z6 Class - 06-GHY (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.19
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	1.25%	25.4%	12/31/2019	$1.19	0	$0	1.00%	25.9%	12/31/2019	$1.18	0	$0	0.75%	26.0%
12/31/2018	0.93	0	0	1.25%	-9.2%	12/31/2018	0.95	0	0	1.00%	-8.1%	12/31/2018	0.94	0	0	0.75%	-8.7%
12/31/2017	1.03	0	0	1.25%	2.8%	12/31/2017	1.03	0	0	1.00%	2.9%	12/31/2017	1.03	0	0	0.75%	2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	0.50%	26.3%	12/31/2019	$1.20	0	$0	0.25%	26.6%	12/31/2019	$1.20	0	$0	0.00%	26.9%
12/31/2018	0.94	0	0	0.50%	-8.5%	12/31/2018	0.94	0	0	0.25%	-8.3%	12/31/2018	0.95	0	0	0.00%	-8.0%
12/31/2017	1.03	0	0	0.50%	2.9%	12/31/2017	1.03	0	0	0.25%	2.9%	12/31/2017	1.03	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2055 Fund Z6 Class - 06-GJC (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.19
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	1.25%	25.3%	12/31/2019	$1.19	0	$0	1.00%	25.9%	12/31/2019	$1.18	0	$0	0.75%	25.9%
12/31/2018	0.93	0	0	1.25%	-9.2%	12/31/2018	0.95	0	0	1.00%	-8.0%	12/31/2018	0.94	0	0	0.75%	-8.7%
12/31/2017	1.03	0	0	1.25%	2.8%	12/31/2017	1.03	0	0	1.00%	3.0%	12/31/2017	1.03	0	0	0.75%	2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	0.50%	26.3%	12/31/2019	$1.20	0	$0	0.25%	26.6%	12/31/2019	$1.20	0	$0	0.00%	26.9%
12/31/2018	0.94	0	0	0.50%	-8.5%	12/31/2018	0.94	0	0	0.25%	-8.2%	12/31/2018	0.95	0	0	0.00%	-8.0%
12/31/2017	1.03	0	0	0.50%	2.9%	12/31/2017	1.03	0	0	0.25%	2.9%	12/31/2017	1.03	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom 2060 Fund Z6 Class - 06-GJF (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.20
Band 75	-	-	1.19
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	1.25%	25.3%	12/31/2019	$1.20	0	$0	1.00%	25.9%	12/31/2019	$1.19	0	$0	0.75%	25.9%
12/31/2018	0.94	0	0	1.25%	-9.1%	12/31/2018	0.95	0	0	1.00%	-8.0%	12/31/2018	0.94	0	0	0.75%	-8.7%
12/31/2017	1.03	0	0	1.25%	3.1%	12/31/2017	1.03	0	0	1.00%	3.2%	12/31/2017	1.03	0	0	0.75%	3.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	0.50%	26.2%	12/31/2019	$1.20	0	$0	0.25%	26.6%	12/31/2019	$1.20	0	$0	0.00%	26.9%
12/31/2018	0.94	0	0	0.50%	-8.5%	12/31/2018	0.95	0	0	0.25%	-8.2%	12/31/2018	0.95	0	0	0.00%	-8.0%
12/31/2017	1.03	0	0	0.50%	3.2%	12/31/2017	1.03	0	0	0.25%	3.2%	12/31/2017	1.03	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom Income Fund Z6 Class - 06-GJG (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.10
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	1.25%	9.8%	12/31/2019	$1.10	0	$0	1.00%	10.3%	12/31/2019	$1.09	0	$0	0.75%	10.4%
12/31/2018	0.98	0	0	1.25%	-2.8%	12/31/2018	0.99	0	0	1.00%	-1.5%	12/31/2018	0.99	0	0	0.75%	-2.3%
12/31/2017	1.01	0	0	1.25%	0.8%	12/31/2017	1.01	0	0	1.00%	0.9%	12/31/2017	1.01	0	0	0.75%	0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	10.7%	12/31/2019	$1.10	0	$0	0.25%	10.9%	12/31/2019	$1.11	0	$0	0.00%	11.2%
12/31/2018	0.99	0	0	0.50%	-2.0%	12/31/2018	0.99	0	0	0.25%	-1.8%	12/31/2018	0.99	0	0	0.00%	-1.5%
12/31/2017	1.01	0	0	0.50%	0.9%	12/31/2017	1.01	0	0	0.25%	0.9%	12/31/2017	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor International Capital Appreciation Fund Z Class - 06-FVJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,897,821	$2,803,959	119,571
Receivables: investments sold	-
Payables: investments purchased	(10,160)
Net assets	$2,887,661

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,887,661	2,301,710	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.29
Total	$2,887,661	2,301,710

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$16,454
Mortality & expense charges	(4,524)
Net investment income (loss)	11,930

Gain (loss) on investments:
Net realized gain (loss)	1,532
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	109,505
Net gain (loss)	111,037

Increase (decrease) in net assets from operations	$122,967
Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,930	$(487)
Net realized gain (loss)	1,532	(5,020)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	109,505	(15,643)

Increase (decrease) in net assets from operations	122,967	(21,150)

Contract owner transactions:
Proceeds from units sold	2,732,166	259,728
Cost of units redeemed	(50,134)	(155,876)
Account charges	(40)	-
Increase (decrease)	2,681,992	103,852
Net increase (decrease)	2,804,959	82,702
Net assets, beginning	82,702	-
Net assets, ending	$2,887,661	$82,702

Units sold	2,257,033	226,310
Units redeemed	(41,887)	(139,746)
Net increase (decrease)	2,215,146	86,564
Units outstanding, beginning	86,564	-
Units outstanding, ending	2,301,710	86,564

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,991,894
Cost of units redeemed/account charges	(206,050)
Net investment income (loss)	11,443
Net realized gain (loss)	(3,488)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	93,862
Net assets	$2,887,661

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	2,302	$2,888	1.25%	31.3%	12/31/2019	$1.26	0	$0	1.00%	31.6%	12/31/2019	$1.27	0	$0	0.75%	32.0%
12/31/2018	0.96	87	83	1.25%	-13.8%	12/31/2018	0.96	0	0	1.00%	-13.6%	12/31/2018	0.96	0	0	0.75%	-13.4%
12/31/2017	1.11	0	0	1.25%	10.8%	12/31/2017	1.11	0	0	1.00%	11.0%	12/31/2017	1.11	0	0	0.75%	11.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	0	$0	0.50%	32.3%	12/31/2019	$1.29	0	$0	0.25%	32.6%	12/31/2019	$1.29	0	$0	0.00%	33.0%
12/31/2018	0.97	0	0	0.50%	-13.1%	12/31/2018	0.97	0	0	0.25%	-12.9%	12/31/2018	0.97	0	0	0.00%	-12.7%
12/31/2017	1.11	0	0	0.50%	11.3%	12/31/2017	1.11	0	0	0.25%	11.4%	12/31/2017	1.12	0	0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	1.3%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor New Insights Fund Z Class - 06-FVK
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$655,137	$644,394	19,911
Receivables: investments sold	545
Payables: investments purchased	-
Net assets	$655,682

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$655,682	486,391	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$655,682	486,391

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,087
Mortality & expense charges	(8,688)
Net investment income (loss)	(5,601)

Gain (loss) on investments:
Net realized gain (loss)	(4,469)
Realized gain distributions	38,954
Net change in unrealized appreciation (depreciation)	141,580
Net gain (loss)	176,065

Increase (decrease) in net assets from operations	$170,464

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,601)	$888
Net realized gain (loss)	(4,469)	(5,835)
Realized gain distributions	38,954	65,280
Net change in unrealized appreciation (depreciation)	141,580	(130,837)

Increase (decrease) in net assets from operations	170,464	(70,504)

Contract owner transactions:
Proceeds from units sold	38,541	756,036
Cost of units redeemed	(192,612)	(46,183)
Account charges	(51)	(9)
Increase (decrease)	(154,122)	709,844
Net increase (decrease)	16,342	639,340
Net assets, beginning	639,340	-
Net assets, ending	$655,682	$639,340

Units sold	32,307	649,367
Units redeemed	(152,938)	(42,345)
Net increase (decrease)	(120,631)	607,022
Units outstanding, beginning	607,022	-
Units outstanding, ending	486,391	607,022

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$794,577
Cost of units redeemed/account charges	(238,855)
Net investment income (loss)	(4,713)
Net realized gain (loss)	(10,304)
Realized gain distributions	104,234
Net change in unrealized appreciation (depreciation)	10,743
Net assets	$655,682

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	486	$656	1.25%	28.0%	12/31/2019	$1.36	0	$0	1.00%	28.3%	12/31/2019	$1.37	0	$0	0.75%	28.6%
12/31/2018	1.05	607	639	1.25%	-5.3%	12/31/2018	1.06	0	0	1.00%	-5.0%	12/31/2018	1.06	0	0	0.75%	-4.8%
12/31/2017	1.11	0	0	1.25%	11.2%	12/31/2017	1.11	0	0	1.00%	11.3%	12/31/2017	1.11	0	0	0.75%	11.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	0	$0	0.50%	29.0%	12/31/2019	$1.38	0	$0	0.25%	29.3%	12/31/2019	$1.39	0	$0	0.00%	29.6%
12/31/2018	1.07	0	0	0.50%	-4.5%	12/31/2018	1.07	0	0	0.25%	-4.3%	12/31/2018	1.07	0	0	0.00%	-4.1%
12/31/2017	1.12	0	0	0.50%	11.6%	12/31/2017	1.12	0	0	0.25%	11.8%	12/31/2017	1.12	0	0	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.5%
2018	0.8%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Real Estate Income Fund I Class - 06-GKP (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	1.25%	16.4%	12/31/2019	$1.15	0	$0	1.00%	16.7%	12/31/2019	$1.15	0	$0	0.75%	17.0%
12/31/2018	0.98	0	0	1.25%	-1.9%	12/31/2018	0.98	0	0	1.00%	-1.6%	12/31/2018	0.99	0	0	0.75%	-1.4%
12/31/2017	1.00	0	0	1.25%	-0.1%	12/31/2017	1.00	0	0	1.00%	-0.1%	12/31/2017	1.00	0	0	0.75%	-0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	0.50%	17.3%	12/31/2019	$1.16	0	$0	0.25%	17.6%	12/31/2019	$1.17	0	$0	0.00%	17.9%
12/31/2018	0.99	0	0	0.50%	-1.1%	12/31/2018	0.99	0	0	0.25%	-0.9%	12/31/2018	0.99	0	0	0.00%	-0.6%
12/31/2017	1.00	0	0	0.50%	-0.1%	12/31/2017	1.00	0	0	0.25%	-0.1%	12/31/2017	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Total Bond Fund Z Class - 06-FVM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,417,634	$1,358,774	130,711
Receivables: investments sold	5,817
Payables: investments purchased	-
Net assets	$1,423,451

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,423,451	1,328,473	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$1,423,451	1,328,473

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$39,272
Mortality & expense charges	(16,188)
Net investment income (loss)	23,084

Gain (loss) on investments:
Net realized gain (loss)	6,662
Realized gain distributions	1,295
Net change in unrealized appreciation (depreciation)	68,701
Net gain (loss)	76,658

Increase (decrease) in net assets from operations	$99,742

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$23,084	$10,847
Net realized gain (loss)	6,662	(142)
Realized gain distributions	1,295	-
Net change in unrealized appreciation (depreciation)	68,701	(9,841)

Increase (decrease) in net assets from operations	99,742	864

Contract owner transactions:
Proceeds from units sold	584,029	1,116,809
Cost of units redeemed	(282,337)	(94,245)
Account charges	(1,053)	(358)
Increase (decrease)	300,639	1,022,206
Net increase (decrease)	400,381	1,023,070
Net assets, beginning	1,023,070	-
Net assets, ending	$1,423,451	$1,023,070

Units sold	584,157	1,132,143
Units redeemed	(291,862)	(95,965)
Net increase (decrease)	292,295	1,036,178
Units outstanding, beginning	1,036,178	-
Units outstanding, ending	1,328,473	1,036,178

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,700,838
Cost of units redeemed/account charges	(377,993)
Net investment income (loss)	33,931
Net realized gain (loss)	6,520
Realized gain distributions	1,295
Net change in unrealized appreciation (depreciation)	58,860
Net assets	$1,423,451

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	1,328	$1,423	1.25%	8.5%	12/31/2019	$1.08	0	$0	1.00%	8.8%	12/31/2019	$1.09	0	$0	0.75%	9.1%
12/31/2018	0.99	1,036	1,023	1.25%	-1.8%	12/31/2018	0.99	0	0	1.00%	-1.6%	12/31/2018	0.99	0	0	0.75%	-1.3%
12/31/2017	1.01	0	0	1.25%	0.6%	12/31/2017	1.01	0	0	1.00%	0.7%	12/31/2017	1.01	0	0	0.75%	0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	9.3%	12/31/2019	$1.10	0	$0	0.25%	9.6%	12/31/2019	$1.11	0	$0	0.00%	9.9%
12/31/2018	1.00	0	0	0.50%	-1.1%	12/31/2018	1.00	0	0	0.25%	-0.8%	12/31/2018	1.01	0	0	0.00%	-0.6%
12/31/2017	1.01	0	0	0.50%	1.0%	12/31/2017	1.01	0	0	0.25%	1.1%	12/31/2017	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.2%
2018	3.1%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Energy Fund I Class - 06-34W
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.87
Band 100	-	-	0.87
Band 75	-	-	0.88
Band 50	-	-	0.88
Band 25	-	-	0.89
Band 0	-	-	0.89
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(3,477)
Net investment income (loss)	(3,477)

Gain (loss) on investments:
Net realized gain (loss)	(24,259)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	(24,259)

Increase (decrease) in net assets from operations	$(27,736)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,477)	$-
Net realized gain (loss)	(24,259)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	(27,736)	-

Contract owner transactions:
Proceeds from units sold	460,061	-
Cost of units redeemed	(432,325)	-
Account charges	-	-
Increase (decrease)	27,736	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	506,305	-
Units redeemed	(506,305)	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$460,061
Cost of units redeemed/account charges	(432,325)
Net investment income (loss)	(3,477)
Net realized gain (loss)	(24,259)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.87	0	$0	1.25%	8.7%	12/31/2019	$0.87	0	$0	1.00%	9.0%	12/31/2019	$0.88	0	$0	0.75%	9.3%
12/31/2018	0.80	0	0	1.25%	-20.0%	12/31/2018	0.80	0	0	1.00%	-19.8%	12/31/2018	0.80	0	0	0.75%	-19.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.88	0	$0	0.50%	9.5%	12/31/2019	$0.89	0	$0	0.25%	9.8%	12/31/2019	$0.89	0	$0	0.00%	10.1%
12/31/2018	0.80	0	0	0.50%	-19.5%	12/31/2018	0.81	0	0	0.25%	-19.4%	12/31/2018	0.81	0	0	0.00%	-19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Energy Fund M Class - 06-34X
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$48,284	$48,954	1,705
Receivables: investments sold	44
Payables: investments purchased	-
Net assets	$48,328

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$48,328	56,150	$0.86
Band 100	-	-	0.86
Band 75	-	-	0.87
Band 50	-	-	0.87
Band 25	-	-	0.88
Band 0	-	-	0.88
Total	$48,328	56,150

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$590
Mortality & expense charges	(555)
Net investment income (loss)	35

Gain (loss) on investments:
Net realized gain (loss)	(201)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(670)
Net gain (loss)	(871)

Increase (decrease) in net assets from operations	$(836)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$35	$-
Net realized gain (loss)	(201)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(670)	-

Increase (decrease) in net assets from operations	(836)	-

Contract owner transactions:
Proceeds from units sold	53,914	-
Cost of units redeemed	(4,733)	-
Account charges	(17)	-
Increase (decrease)	49,164	-
Net increase (decrease)	48,328	-
Net assets, beginning	-	-
Net assets, ending	$48,328	$-

Units sold	61,859	-
Units redeemed	(5,709)	-
Net increase (decrease)	56,150	-
Units outstanding, beginning	-	-
Units outstanding, ending	56,150	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$53,914
Cost of units redeemed/account charges	(4,750)
Net investment income (loss)	35
Net realized gain (loss)	(201)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(670)
Net assets	$48,328

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.86	56	$48	1.25%	8.1%	12/31/2019	$0.86	0	$0	1.00%	8.4%	12/31/2019	$0.87	0	$0	0.75%	8.6%
12/31/2018	0.80	0	0	1.25%	-20.4%	12/31/2018	0.80	0	0	1.00%	-20.2%	12/31/2018	0.80	0	0	0.75%	-20.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.87	0	$0	0.50%	8.9%	12/31/2019	$0.88	0	$0	0.25%	9.2%	12/31/2019	$0.88	0	$0	0.00%	9.5%
12/31/2018	0.80	0	0	0.50%	-19.9%	12/31/2018	0.80	0	0	0.25%	-19.7%	12/31/2018	0.80	0	0	0.00%	-19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.4%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Mid Cap Value Fund Z Class - 06-3HN (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	0	$0	1.25%	22.2%	12/31/2019	$1.01	0	$0	1.00%	22.5%	12/31/2019	$1.02	0	$0	0.75%	22.8%
12/31/2018	0.83	0	0	1.25%	-17.4%	12/31/2018	0.83	0	0	1.00%	-17.3%	12/31/2018	0.83	0	0	0.75%	-17.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.02	0	$0	0.50%	23.1%	12/31/2019	$1.02	0	$0	0.25%	23.4%	12/31/2019	$1.03	0	$0	0.00%	23.7%
12/31/2018	0.83	0	0	0.50%	-17.2%	12/31/2018	0.83	0	0	0.25%	-17.1%	12/31/2018	0.83	0	0	0.00%	-17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity International Index Fund - 06-3HX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$426,898	$427,092	10,190
Receivables: investments sold	10,866
Payables: investments purchased	-
Net assets	$437,764

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$437,764	409,738	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$437,764	409,738

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$12,304
Mortality & expense charges	(510)
Net investment income (loss)	11,794

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(194)
Net gain (loss)	(194)

Increase (decrease) in net assets from operations	$11,600

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,794	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(194)	-

Increase (decrease) in net assets from operations	11,600	-

Contract owner transactions:
Proceeds from units sold	436,263	-
Cost of units redeemed	(10,088)	-
Account charges	(11)	-
Increase (decrease)	426,164	-
Net increase (decrease)	437,764	-
Net assets, beginning	-	-
Net assets, ending	$437,764	$-

Units sold	419,226	-
Units redeemed	(9,488)	-
Net increase (decrease)	409,738	-
Units outstanding, beginning	-	-
Units outstanding, ending	409,738	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$436,263
Cost of units redeemed/account charges	(10,099)
Net investment income (loss)	11,794
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(194)
Net assets	$437,764

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	410	$438	1.25%	20.5%	12/31/2019	$1.07	0	$0	1.00%	20.8%	12/31/2019	$1.08	0	$0	0.75%	21.1%
12/31/2018	0.89	0	0	1.25%	-11.3%	12/31/2018	0.89	0	0	1.00%	-11.2%	12/31/2018	0.89	0	0	0.75%	-11.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	21.4%	12/31/2019	$1.08	0	$0	0.25%	21.7%	12/31/2019	$1.09	0	$0	0.00%	22.0%
12/31/2018	0.89	0	0	0.50%	-11.1%	12/31/2018	0.89	0	0	0.25%	-11.0%	12/31/2018	0.89	0	0	0.00%	-10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.6%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Mid Cap Index Fund - 06-3HW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,746,162	$5,536,566	243,061
Receivables: investments sold	-
Payables: investments purchased	(2,621)
Net assets	$5,743,541

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,743,541	5,252,654	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$5,743,541	5,252,654

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$58,169
Mortality & expense charges	(25,670)
Net investment income (loss)	32,499

Gain (loss) on investments:
Net realized gain (loss)	2,723
Realized gain distributions	76,582
Net change in unrealized appreciation (depreciation)	209,596
Net gain (loss)	288,901

Increase (decrease) in net assets from operations	$321,400

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$32,499	$-
Net realized gain (loss)	2,723	-
Realized gain distributions	76,582	-
Net change in unrealized appreciation (depreciation)	209,596	-

Increase (decrease) in net assets from operations	321,400	-

Contract owner transactions:
Proceeds from units sold	6,401,988	-
Cost of units redeemed	(975,935)	-
Account charges	(3,912)	-
Increase (decrease)	5,422,141	-
Net increase (decrease)	5,743,541	-
Net assets, beginning	-	-
Net assets, ending	$5,743,541	$-

Units sold	6,195,717	-
Units redeemed	(943,063)	-
Net increase (decrease)	5,252,654	-
Units outstanding, beginning	-	-
Units outstanding, ending	5,252,654	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,401,988
Cost of units redeemed/account charges	(979,847)
Net investment income (loss)	32,499
Net realized gain (loss)	2,723
Realized gain distributions	76,582
Net change in unrealized appreciation (depreciation)	209,596
Net assets	$5,743,541

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	5,253	$5,744	1.25%	28.9%	12/31/2019	$1.10	0	$0	1.00%	29.2%	12/31/2019	$1.10	0	$0	0.75%	29.5%
12/31/2018	0.85	0	0	1.25%	-15.2%	12/31/2018	0.85	0	0	1.00%	-15.1%	12/31/2018	0.85	0	0	0.75%	-15.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	29.9%	12/31/2019	$1.11	0	$0	0.25%	30.2%	12/31/2019	$1.11	0	$0	0.00%	30.5%
12/31/2018	0.85	0	0	0.50%	-14.9%	12/31/2018	0.85	0	0	0.25%	-14.9%	12/31/2018	0.85	0	0	0.00%	-14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Small Cap Index Fund - 06-3HV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,181,526	$4,004,279	198,657
Receivables: investments sold	-
Payables: investments purchased	(3,765)
Net assets	$4,177,761

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,177,761	4,277,780	$0.98
Band 100	-	-	0.98
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$4,177,761	4,277,780

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$41,120
Mortality & expense charges	(20,681)
Net investment income (loss)	20,439

Gain (loss) on investments:
Net realized gain (loss)	(10,830)
Realized gain distributions	67,879
Net change in unrealized appreciation (depreciation)	177,247
Net gain (loss)	234,296

Increase (decrease) in net assets from operations	$254,735

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$20,439	$-
Net realized gain (loss)	(10,830)	-
Realized gain distributions	67,879	-
Net change in unrealized appreciation (depreciation)	177,247	-

Increase (decrease) in net assets from operations	254,735	-

Contract owner transactions:
Proceeds from units sold	5,495,340	-
Cost of units redeemed	(1,571,044)	-
Account charges	(1,270)	-
Increase (decrease)	3,923,026	-
Net increase (decrease)	4,177,761	-
Net assets, beginning	-	-
Net assets, ending	$4,177,761	$-

Units sold	6,067,448	-
Units redeemed	(1,789,668)	-
Net increase (decrease)	4,277,780	-
Units outstanding, beginning	-	-
Units outstanding, ending	4,277,780	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,495,340
Cost of units redeemed/account charges	(1,572,314)
Net investment income (loss)	20,439
Net realized gain (loss)	(10,830)
Realized gain distributions	67,879
Net change in unrealized appreciation (depreciation)	177,247
Net assets	$4,177,761

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.98	4,278	$4,178	1.25%	24.1%	12/31/2019	$0.98	0	$0	1.00%	24.5%	12/31/2019	$0.98	0	$0	0.75%	24.8%
12/31/2018	0.79	0	0	1.25%	-21.3%	12/31/2018	0.79	0	0	1.00%	-21.3%	12/31/2018	0.79	0	0	0.75%	-21.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.99	0	$0	0.50%	25.1%	12/31/2019	$0.99	0	$0	0.25%	25.4%	12/31/2019	$0.99	0	$0	0.00%	25.7%
12/31/2018	0.79	0	0	0.50%	-21.1%	12/31/2018	0.79	0	0	0.25%	-21.1%	12/31/2018	0.79	0	0	0.00%	-21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Total Market Index Fund - 06-3MR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$59	$60	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$59

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$59	51	$1.17
Band 100	-	-	1.17
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$59	51

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(1)
Net gain (loss)	(1)

Increase (decrease) in net assets from operations	$(1)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(1)	-

Increase (decrease) in net assets from operations	(1)	-

Contract owner transactions:
Proceeds from units sold	60	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	60	-
Net increase (decrease)	59	-
Net assets, beginning	-	-
Net assets, ending	$59	$-

Units sold	51	-
Units redeemed	-	-
Net increase (decrease)	51	-
Units outstanding, beginning	-	-
Units outstanding, ending	51	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$60
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(1)
Net assets	$59

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	1.25%	29.3%	12/31/2019	$1.17	0	$0	1.00%	29.6%	12/31/2019	$1.17	0	$0	0.75%	29.9%
12/31/2018	0.90	0	0	1.25%	-9.7%	12/31/2018	0.90	0	0	1.00%	-9.7%	12/31/2018	0.90	0	0	0.75%	-9.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	0.50%	30.3%	12/31/2019	$1.18	0	$0	0.25%	30.6%	12/31/2019	$1.18	0	$0	0.00%	30.9%
12/31/2018	0.90	0	0	0.50%	-9.6%	12/31/2018	0.90	0	0	0.25%	-9.5%	12/31/2018	0.91	0	0	0.00%	-9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity U.S. Bond Index Fund - 06-3HT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$781,983	$783,831	62,326
Receivables: investments sold	-
Payables: investments purchased	(39,672)
Net assets	$742,311

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$742,311	689,440	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$742,311	689,440

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,514
Mortality & expense charges	(1,210)
Net investment income (loss)	1,304

Gain (loss) on investments:
Net realized gain (loss)	(1)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(1,848)
Net gain (loss)	(1,849)

Increase (decrease) in net assets from operations	$(545)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,304	$-
Net realized gain (loss)	(1)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(1,848)	-

Increase (decrease) in net assets from operations	(545)	-

Contract owner transactions:
Proceeds from units sold	865,195	-
Cost of units redeemed	(121,834)	-
Account charges	(505)	-
Increase (decrease)	742,856	-
Net increase (decrease)	742,311	-
Net assets, beginning	-	-
Net assets, ending	$742,311	$-

Units sold	802,899	-
Units redeemed	(113,459)	-
Net increase (decrease)	689,440	-
Units outstanding, beginning	-	-
Units outstanding, ending	689,440	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$865,195
Cost of units redeemed/account charges	(122,339)
Net investment income (loss)	1,304
Net realized gain (loss)	(1)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(1,848)
Net assets	$742,311

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	689	$742	1.25%	7.2%	12/31/2019	$1.08	0	$0	1.00%	7.4%	12/31/2019	$1.08	0	$0	0.75%	7.7%
12/31/2018	1.00	0	0	1.25%	0.5%	12/31/2018	1.01	0	0	1.00%	0.6%	12/31/2018	1.01	0	0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	8.0%	12/31/2019	$1.09	0	$0	0.25%	8.2%	12/31/2019	$1.10	0	$0	0.00%	8.5%
12/31/2018	1.01	0	0	0.50%	0.8%	12/31/2018	1.01	0	0	0.25%	0.8%	12/31/2018	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity 500 Index Fund - 06-3HR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,097,048	$19,644,318	188,261
Receivables: investments sold	-
Payables: investments purchased	(7,962)
Net assets	$21,089,086

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,089,086	18,463,066	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.16
Total	$21,089,086	18,463,066

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$235,175
Mortality & expense charges	(101,122)
Net investment income (loss)	134,053

Gain (loss) on investments:
Net realized gain (loss)	129,841
Realized gain distributions	928
Net change in unrealized appreciation (depreciation)	1,452,814
Net gain (loss)	1,583,583

Increase (decrease) in net assets from operations	$1,717,636

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$134,053	$(1)
Net realized gain (loss)	129,841	-
Realized gain distributions	928	2
Net change in unrealized appreciation (depreciation)	1,452,814	(84)

Increase (decrease) in net assets from operations	1,717,636	(83)

Contract owner transactions:
Proceeds from units sold	22,315,960	2,314
Cost of units redeemed	(2,935,128)	-
Account charges	(11,609)	(4)
Increase (decrease)	19,369,223	2,310
Net increase (decrease)	21,086,859	2,227
Net assets, beginning	2,227	-
Net assets, ending	$21,089,086	$2,227

Units sold	21,220,854	2,535
Units redeemed	(2,760,319)	(4)
Net increase (decrease)	18,460,535	2,531
Units outstanding, beginning	2,531	-
Units outstanding, ending	18,463,066	2,531

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$22,318,274
Cost of units redeemed/account charges	(2,946,741)
Net investment income (loss)	134,052
Net realized gain (loss)	129,841
Realized gain distributions	930
Net change in unrealized appreciation (depreciation)	1,452,730
Net assets	$21,089,086

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	18,463	$21,089	1.25%	29.8%	12/31/2019	$1.15	0	$0	1.00%	30.2%	12/31/2019	$1.15	0	$0	0.75%	30.5%
12/31/2018	0.88	3	2	1.25%	-12.0%	12/31/2018	0.88	0	0	1.00%	-11.9%	12/31/2018	0.88	0	0	0.75%	-11.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	30.8%	12/31/2019	$1.16	0	$0	0.25%	31.1%	12/31/2019	$1.16	0	$0	0.00%	31.5%
12/31/2018	0.88	0	0	0.50%	-11.8%	12/31/2018	0.88	0	0	0.25%	-11.7%	12/31/2018	0.88	0	0	0.00%	-11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom® Blend Income Fund Z6 Class - 06-44F (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	0	$0	1.25%	2.6%	12/31/2019	$1.03	0	$0	1.00%	2.8%	12/31/2019	$1.03	0	$0	0.75%	2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	0	$0	0.50%	3.0%	12/31/2019	$1.03	0	$0	0.25%	3.1%	12/31/2019	$1.03	0	$0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index Income Fund Investor Class - 06-4F4 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	0	$0	1.25%	1.4%	12/31/2019	$1.02	0	$0	1.00%	1.5%	12/31/2019	$1.02	0	$0	0.75%	1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.02	0	$0	0.50%	1.6%	12/31/2019	$1.02	0	$0	0.25%	1.7%	12/31/2019	$1.02	0	$0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom® Blend 2020 Fund Z6 Class - 06-43N (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	1.25%	5.0%	12/31/2019	$1.05	0	$0	1.00%	5.1%	12/31/2019	$1.05	0	$0	0.75%	5.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	0.50%	5.3%	12/31/2019	$1.05	0	$0	0.25%	5.4%	12/31/2019	$1.06	0	$0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom® Blend 2025 Fund Z6 Class - 06-43P (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	1.25%	5.5%	12/31/2019	$1.06	0	$0	1.00%	5.6%	12/31/2019	$1.06	0	$0	0.75%	5.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	5.8%	12/31/2019	$1.06	0	$0	0.25%	5.9%	12/31/2019	$1.06	0	$0	0.00%	6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom® Blend 2030 Fund Z6 Class - 06-43R (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	1.25%	6.1%	12/31/2019	$1.06	0	$0	1.00%	6.2%	12/31/2019	$1.06	0	$0	0.75%	6.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	6.5%	12/31/2019	$1.07	0	$0	0.25%	6.6%	12/31/2019	$1.07	0	$0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom® Blend 2035 Fund Z6 Class - 06-43T (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	7.1%	12/31/2019	$1.07	0	$0	1.00%	7.2%	12/31/2019	$1.07	0	$0	0.75%	7.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	7.5%	12/31/2019	$1.08	0	$0	0.25%	7.6%	12/31/2019	$1.08	0	$0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom® Blend 2040 Fund Z6 Class - 06-43V (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	7.3%	12/31/2019	$1.07	0	$0	1.00%	7.4%	12/31/2019	$1.08	0	$0	0.75%	7.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	7.7%	12/31/2019	$1.08	0	$0	0.25%	7.8%	12/31/2019	$1.08	0	$0	0.00%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom® Blend 2045 Fund Z6 Class - 06-43W (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	7.5%	12/31/2019	$1.08	0	$0	1.00%	7.6%	12/31/2019	$1.08	0	$0	0.75%	7.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	7.8%	12/31/2019	$1.08	0	$0	0.25%	7.9%	12/31/2019	$1.08	0	$0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom® Blend 2050 Fund Z6 Class - 06-43X (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	7.4%	12/31/2019	$1.07	0	$0	1.00%	7.5%	12/31/2019	$1.08	0	$0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	7.7%	12/31/2019	$1.08	0	$0	0.25%	7.8%	12/31/2019	$1.08	0	$0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom® Blend 2055 Fund Z6 Class - 06-43Y (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	7.5%	12/31/2019	$1.08	0	$0	1.00%	7.6%	12/31/2019	$1.08	0	$0	0.75%	7.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	7.8%	12/31/2019	$1.08	0	$0	0.25%	7.9%	12/31/2019	$1.08	0	$0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom® Blend 2060 Fund Z6 Class - 06-44C (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	7.4%	12/31/2019	$1.08	0	$0	1.00%	7.5%	12/31/2019	$1.08	0	$0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	7.8%	12/31/2019	$1.08	0	$0	0.25%	7.9%	12/31/2019	$1.08	0	$0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Advisor Freedom® Blend 2015 Fund Z6 Class - 06-46H (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	1.25%	4.4%	12/31/2019	$1.04	0	$0	1.00%	4.5%	12/31/2019	$1.05	0	$0	0.75%	4.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	0.50%	4.7%	12/31/2019	$1.05	0	$0	0.25%	4.8%	12/31/2019	$1.05	0	$0	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index 2010 Fund Investor Class - 06-49Y (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	0	$0	1.25%	2.8%	12/31/2019	$1.03	0	$0	1.00%	2.8%	12/31/2019	$1.03	0	$0	0.75%	2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	0	$0	0.50%	3.0%	12/31/2019	$1.03	0	$0	0.25%	3.0%	12/31/2019	$1.03	0	$0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index 2005 Fund Investor Class - 06-4C3 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.02	0	$0	1.25%	2.0%	12/31/2019	$1.02	0	$0	1.00%	2.1%	12/31/2019	$1.02	0	$0	0.75%	2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.02	0	$0	0.50%	2.2%	12/31/2019	$1.02	0	$0	0.25%	2.3%	12/31/2019	$1.02	0	$0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index 2015 Fund Investor Class - 06-4C4 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-
Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	1.25%	3.5%	12/31/2019	$1.04	0	$0	1.00%	3.6%	12/31/2019	$1.04	0	$0	0.75%	3.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	0.50%	3.7%	12/31/2019	$1.04	0	$0	0.25%	3.8%	12/31/2019	$1.04	0	$0	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index 2020 Fund Investor Class - 06-4C6 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	1.25%	4.2%	12/31/2019	$1.04	0	$0	1.00%	4.3%	12/31/2019	$1.04	0	$0	0.75%	4.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	0.50%	4.4%	12/31/2019	$1.04	0	$0	0.25%	4.5%	12/31/2019	$1.05	0	$0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index 2025 Fund Investor Class - 06-4C7 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	1.25%	4.7%	12/31/2019	$1.05	0	$0	1.00%	4.8%	12/31/2019	$1.05	0	$0	0.75%	4.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	0.50%	4.9%	12/31/2019	$1.05	0	$0	0.25%	5.0%	12/31/2019	$1.05	0	$0	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index 2030 Fund Investor Class - 06-4C9 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	1.25%	5.5%	12/31/2019	$1.06	0	$0	1.00%	5.6%	12/31/2019	$1.06	0	$0	0.75%	5.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	5.8%	12/31/2019	$1.06	0	$0	0.25%	5.8%	12/31/2019	$1.06	0	$0	0.00%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index 2035 Fund Investor Class - 06-4CC (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	6.8%	12/31/2019	$1.07	0	$0	1.00%	6.9%	12/31/2019	$1.07	0	$0	0.75%	6.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	7.0%	12/31/2019	$1.07	0	$0	0.25%	7.1%	12/31/2019	$1.07	0	$0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index 2040 Fund Investor Class - 06-4CF (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	7.4%	12/31/2019	$1.07	0	$0	1.00%	7.5%	12/31/2019	$1.08	0	$0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	7.6%	12/31/2019	$1.08	0	$0	0.25%	7.7%	12/31/2019	$1.08	0	$0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index 2045 Fund Investor Class - 06-4CG (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	7.4%	12/31/2019	$1.07	0	$0	1.00%	7.5%	12/31/2019	$1.08	0	$0	0.75%	7.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	7.6%	12/31/2019	$1.08	0	$0	0.25%	7.7%	12/31/2019	$1.08	0	$0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index 2050 Fund Investor Class - 06-4CH (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	7.4%	12/31/2019	$1.07	0	$0	1.00%	7.5%	12/31/2019	$1.08	0	$0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	7.6%	12/31/2019	$1.08	0	$0	0.25%	7.7%	12/31/2019	$1.08	0	$0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index 2055 Fund Investor Class - 06-4CJ (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	7.4%	12/31/2019	$1.07	0	$0	1.00%	7.4%	12/31/2019	$1.08	0	$0	0.75%	7.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	7.6%	12/31/2019	$1.08	0	$0	0.25%	7.7%	12/31/2019	$1.08	0	$0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index 2060 Fund Investor Class - 06-4CK (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	7.4%	12/31/2019	$1.07	0	$0	1.00%	7.5%	12/31/2019	$1.08	0	$0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	7.6%	12/31/2019	$1.08	0	$0	0.25%	7.7%	12/31/2019	$1.08	0	$0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Freedom® Index 2065 Fund Investor Class - 06-4F3 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	7.5%	12/31/2019	$1.08	0	$0	1.00%	7.5%	12/31/2019	$1.08	0	$0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	7.7%	12/31/2019	$1.08	0	$0	0.25%	7.7%	12/31/2019	$1.08	0	$0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Inflation-Protected Bond Index Fund - 06-3WK (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	1.25%	3.9%	12/31/2019	$1.04	0	$0	1.00%	4.0%	12/31/2019	$1.04	0	$0	0.75%	4.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	0.50%	4.4%	12/31/2019	$1.05	0	$0	0.25%	4.6%	12/31/2019	$1.05	0	$0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Total International Index Fund - 06-3WH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$222,890	$220,430	17,928
Receivables: investments sold	-
Payables: investments purchased	(217)
Net assets	$222,673

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$222,673	207,768	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$222,673	207,768

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$5,649
Mortality & expense charges	(406)
Net investment income (loss)	5,243

Gain (loss) on investments:
Net realized gain (loss)	2
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,460
Net gain (loss)	2,462

Increase (decrease) in net assets from operations	$7,705

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,243	$-
Net realized gain (loss)	2	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	2,460	-

Increase (decrease) in net assets from operations	7,705	-

Contract owner transactions:
Proceeds from units sold	215,363	-
Cost of units redeemed	(85)	-
Account charges	(310)	-
Increase (decrease)	214,968	-
Net increase (decrease)	222,673	-
Net assets, beginning	-	-
Net assets, ending	$222,673	$-

Units sold	208,136	-
Units redeemed	(368)	-
Net increase (decrease)	207,768	-
Units outstanding, beginning	-	-
Units outstanding, ending	207,768	-

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$215,363
Cost of units redeemed/account charges	(395)
Net investment income (loss)	5,243
Net realized gain (loss)	2
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,460
Net assets	$222,673

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	208	$223	1.25%	7.2%	12/31/2019	$1.07	0	$0	1.00%	7.4%	12/31/2019	$1.08	0	$0	0.75%	7.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	7.7%	12/31/2019	$1.08	0	$0	0.25%	7.9%	12/31/2019	$1.08	0	$0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity US Sustainability Index Fund - 06-3X3 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	1.25%	16.1%	12/31/2019	$1.16	0	$0	1.00%	16.3%	12/31/2019	$1.16	0	$0	0.75%	16.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	16.6%	12/31/2019	$1.17	0	$0	0.25%	16.8%	12/31/2019	$1.17	0	$0	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Emerging Markets Index Fund - 06-3WN (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	1.25%	4.9%	12/31/2019	$1.05	0	$0	1.00%	5.1%	12/31/2019	$1.05	0	$0	0.75%	5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	0.50%	5.5%	12/31/2019	$1.06	0	$0	0.25%	5.7%	12/31/2019	$1.06	0	$0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Adv Intl RealEstate Z Class - 06-4G4 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	0	$0	1.25%	3.3%	12/31/2019	$1.03	0	$0	1.00%	3.4%	12/31/2019	$1.03	0	$0	0.75%	3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	0	$0	0.50%	3.4%	12/31/2019	$1.03	0	$0	0.25%	3.4%	12/31/2019	$1.03	0	$0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Extended Market Index Fund - 06-3WJ (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	6.6%	12/31/2019	$1.07	0	$0	1.00%	6.7%	12/31/2019	$1.07	0	$0	0.75%	6.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	7.1%	12/31/2019	$1.07	0	$0	0.25%	7.3%	12/31/2019	$1.07	0	$0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Adv Industrials Z Class - 06-4G3 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.93
Band 100	-	-	0.93
Band 75	-	-	0.93
Band 50	-	-	0.93
Band 25	-	-	0.93
Band 0	-	-	0.93
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.93	0	$0	1.25%	-7.1%	12/31/2019	$0.93	0	$0	1.00%	-7.1%	12/31/2019	$0.93	0	$0	0.75%	-7.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.93	0	$0	0.50%	-7.1%	12/31/2019	$0.93	0	$0	0.25%	-7.1%	12/31/2019	$0.93	0	$0	0.00%	-7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Fidelity Real Estate Index Fund - 06-3WP (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	1.25%	6.2%	12/31/2019	$1.06	0	$0	1.00%	6.3%	12/31/2019	$1.07	0	$0	0.75%	6.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	6.7%	12/31/2019	$1.07	0	$0	0.25%	6.9%	12/31/2019	$1.07	0	$0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
First Eagle Overseas Fund R6 Class - 06-3VF (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	8.9%	12/31/2019	$1.09	0	$0	1.00%	9.1%	12/31/2019	$1.09	0	$0	0.75%	9.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	9.6%	12/31/2019	$1.10	0	$0	0.25%	9.8%	12/31/2019	$1.10	0	$0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
First Eagle Global Fund R6 Class - 06-3VC (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	8.8%	12/31/2019	$1.09	0	$0	1.00%	9.1%	12/31/2019	$1.09	0	$0	0.75%	9.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	9.5%	12/31/2019	$1.10	0	$0	0.25%	9.8%	12/31/2019	$1.10	0	$0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Strategic Income Fund R Class - 06-915
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,260,681	$1,268,654	133,648
Receivables: investments sold	15,659
Payables: investments purchased	-
Net assets	$1,276,340

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$960,076	521,995	$1.84
Band 100	105,067	54,851	1.92
Band 75	-	-	1.99
Band 50	-	-	2.08
Band 25	-	-	2.16
Band 0	211,197	93,674	2.25
Total	$1,276,340	670,520

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$63,785
Mortality & expense charges	(16,255)
Net investment income (loss)	47,530

Gain (loss) on investments:
Net realized gain (loss)	(8,122)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	71,704
Net gain (loss)	63,582

Increase (decrease) in net assets from operations	$111,112

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$47,530	$55,238
Net realized gain (loss)	(8,122)	(3,013)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	71,704	(113,767)

Increase (decrease) in net assets from operations	111,112	(61,542)

Contract owner transactions:
Proceeds from units sold	188,586	252,815
Cost of units redeemed	(845,350)	(449,129)
Account charges	(258)	(526)
Increase (decrease)	(657,022)	(196,840)
Net increase (decrease)	(545,910)	(258,382)
Net assets, beginning	1,822,250	2,080,632
Net assets, ending	$1,276,340	$1,822,250

Units sold	166,936	168,112
Units redeemed	(529,483)	(279,280)
Net increase (decrease)	(362,547)	(111,168)
Units outstanding, beginning	1,033,067	1,144,235
Units outstanding, ending	670,520	1,033,067

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$23,792,954
Cost of units redeemed/account charges	(24,350,233)
Net investment income (loss)	1,837,569
Net realized gain (loss)	(95,865)
Realized gain distributions	99,888
Net change in unrealized appreciation (depreciation)	(7,973)
Net assets	$1,276,340

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.84	522	$960	1.25%	6.6%	12/31/2019	$1.92	55	$105	1.00%	6.8%	12/31/2019	$1.99	0	$0	0.75%	7.1%
12/31/2018	1.73	851	1,468	1.25%	-3.2%	12/31/2018	1.79	90	162	1.00%	-3.0%	12/31/2018	1.86	0	0	0.75%	-2.8%
12/31/2017	1.78	910	1,624	1.25%	3.0%	12/31/2017	1.85	147	272	1.00%	3.2%	12/31/2017	1.92	0	0	0.75%	3.5%
12/31/2016	1.73	1,420	2,461	1.25%	6.3%	12/31/2016	1.79	196	350	1.00%	6.6%	12/31/2016	1.85	0	0	0.75%	6.8%
12/31/2015	1.63	1,739	2,834	1.25%	-5.7%	12/31/2015	1.68	225	378	1.00%	-5.5%	12/31/2015	1.73	0	0	0.75%	-5.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.08	0	$0	0.50%	7.4%	12/31/2019	$2.16	0	$0	0.25%	7.7%	12/31/2019	$2.25	94	$211	0.00%	7.9%
12/31/2018	1.93	0	0	0.50%	-2.5%	12/31/2018	2.01	0	0	0.25%	-2.3%	12/31/2018	2.09	92	192	0.00%	-2.0%
12/31/2017	1.98	0	0	0.50%	3.7%	12/31/2017	2.06	0	0	0.25%	4.0%	12/31/2017	2.13	87	185	0.00%	4.3%
12/31/2016	1.91	0	0	0.50%	7.1%	12/31/2016	1.98	0	0	0.25%	7.4%	12/31/2016	2.05	110	226	0.00%	7.6%
12/31/2015	1.79	0	0	0.50%	-5.0%	12/31/2015	1.84	0	0	0.25%	-4.8%	12/31/2015	1.90	254	483	0.00%	-4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.1%
2018	4.0%
2017	2.0%
2016	2.4%
2015	4.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Templeton Growth Fund A Class - 06-313
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$98,280	$96,164	4,346
Receivables: investments sold	-
Payables: investments purchased	(182)
Net assets	$98,098

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$98,098	87,677	$1.12
Band 100	-	-	1.15
Band 75	-	-	1.19
Band 50	-	-	1.23
Band 25	-	-	1.27
Band 0	-	-	1.31
Total	$98,098	87,677

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,912
Mortality & expense charges	(4,000)
Net investment income (loss)	(2,088)

Gain (loss) on investments:
Net realized gain (loss)	(6,055)
Realized gain distributions	3,085
Net change in unrealized appreciation (depreciation)	39,695
Net gain (loss)	36,725

Increase (decrease) in net assets from operations	$34,637

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,088)	$1,835
Net realized gain (loss)	(6,055)	5,425
Realized gain distributions	3,085	36,246
Net change in unrealized appreciation (depreciation)	39,695	(112,823)

Increase (decrease) in net assets from operations	34,637	(69,317)

Contract owner transactions:
Proceeds from units sold	25,563	33,730
Cost of units redeemed	(339,714)	(34,118)
Account charges	(481)	(741)
Increase (decrease)	(314,632)	(1,129)
Net increase (decrease)	(279,995)	(70,446)
Net assets, beginning	378,093	448,539
Net assets, ending	$98,098	$378,093

Units sold	24,378	29,822
Units redeemed	(319,924)	(30,269)
Net increase (decrease)	(295,546)	(447)
Units outstanding, beginning	383,223	383,670
Units outstanding, ending	87,677	383,223

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$7,666,853
Cost of units redeemed/account charges	(5,360,467)
Net investment income (loss)	56,807
Net realized gain (loss)	(2,317,235)
Realized gain distributions	50,024
Net change in unrealized appreciation (depreciation)	2,116
Net assets	$98,098

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	88	$98	1.25%	13.4%	12/31/2019	$1.15	0	$0	1.00%	13.7%	12/31/2019	$1.19	0	$0	0.75%	14.0%
12/31/2018	0.99	383	378	1.25%	-15.6%	12/31/2018	1.02	0	0	1.00%	-15.4%	12/31/2018	1.05	0	0	0.75%	-15.2%
12/31/2017	1.17	384	449	1.25%	16.3%	12/31/2017	1.20	0	0	1.00%	16.6%	12/31/2017	1.23	0	0	0.75%	16.9%
12/31/2016	1.00	544	546	1.25%	7.7%	12/31/2016	1.03	0	0	1.00%	8.0%	12/31/2016	1.05	0	0	0.75%	8.2%
12/31/2015	0.93	522	487	1.25%	-7.6%	12/31/2015	0.95	0	0	1.00%	-7.4%	12/31/2015	0.97	0	0	0.75%	-7.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.23	0	$0	0.50%	14.3%	12/31/2019	$1.27	0	$0	0.25%	14.5%	12/31/2019	$1.31	0	$0	0.00%	14.8%
12/31/2018	1.08	0	0	0.50%	-15.0%	12/31/2018	1.11	0	0	0.25%	-14.8%	12/31/2018	1.14	0	0	0.00%	-14.5%
12/31/2017	1.27	0	0	0.50%	17.2%	12/31/2017	1.30	0	0	0.25%	17.5%	12/31/2017	1.33	0	0	0.00%	17.8%
12/31/2016	1.08	0	0	0.50%	8.5%	12/31/2016	1.11	0	0	0.25%	8.8%	12/31/2016	1.13	0	0	0.00%	9.1%
12/31/2015	1.00	0	0	0.50%	-6.9%	12/31/2015	1.02	0	0	0.25%	-6.7%	12/31/2015	1.04	0	0	0.00%	-6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.8%
2018	1.8%
2017	1.5%
2016	1.5%
2015	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Templeton Foreign Fund A Class - 06-312
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$672,236	$677,025	92,306
Receivables: investments sold	-
Payables: investments purchased	(1,166)
Net assets	$671,070

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$671,070	608,355	$1.10
Band 100	-	-	1.14
Band 75	-	-	1.17
Band 50	-	-	1.21
Band 25	-	-	1.25
Band 0	-	-	1.29
Total	$671,070	608,355

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$21,431
Mortality & expense charges	(14,301)
Net investment income (loss)	7,130

Gain (loss) on investments:
Net realized gain (loss)	(33,201)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	144,447
Net gain (loss)	111,246

Increase (decrease) in net assets from operations	$118,376

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,130	$11,240
Net realized gain (loss)	(33,201)	(10,913)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	144,447	(322,745)

Increase (decrease) in net assets from operations	118,376	(322,418)

Contract owner transactions:
Proceeds from units sold	205,104	525,879
Cost of units redeemed	(918,405)	(745,371)
Account charges	(1,339)	(1,450)
Increase (decrease)	(714,640)	(220,942)
Net increase (decrease)	(596,264)	(543,360)
Net assets, beginning	1,267,334	1,810,694
Net assets, ending	$671,070	$1,267,334

Units sold	204,249	463,011
Units redeemed	(871,924)	(717,271)
Net increase (decrease)	(667,675)	(254,260)
Units outstanding, beginning	1,276,030	1,530,290
Units outstanding, ending	608,355	1,276,030

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,214,133
Cost of units redeemed/account charges	(3,692,820)
Net investment income (loss)	84,258
Net realized gain (loss)	(47,902)
Realized gain distributions	118,190
Net change in unrealized appreciation (depreciation)	(4,789)
Net assets	$671,070

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	608	$671	1.25%	11.1%	12/31/2019	$1.14	0	$0	1.00%	11.3%	12/31/2019	$1.17	0	$0	0.75%	11.6%
12/31/2018	0.99	1,276	1,267	1.25%	-16.1%	12/31/2018	1.02	0	0	1.00%	-15.9%	12/31/2018	1.05	0	0	0.75%	-15.6%
12/31/2017	1.18	1,530	1,811	1.25%	15.6%	12/31/2017	1.21	0	0	1.00%	15.9%	12/31/2017	1.25	0	0	0.75%	16.2%
12/31/2016	1.02	1,198	1,226	1.25%	10.2%	12/31/2016	1.05	0	0	1.00%	10.5%	12/31/2016	1.07	0	0	0.75%	10.8%
12/31/2015	0.93	1,158	1,074	1.25%	-8.2%	12/31/2015	0.95	0	0	1.00%	-8.0%	12/31/2015	0.97	0	0	0.75%	-7.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	0	$0	0.50%	11.9%	12/31/2019	$1.25	0	$0	0.25%	12.2%	12/31/2019	$1.29	0	$0	0.00%	12.5%
12/31/2018	1.08	0	0	0.50%	-15.4%	12/31/2018	1.12	0	0	0.25%	-15.2%	12/31/2018	1.15	0	0	0.00%	-15.0%
12/31/2017	1.28	0	0	0.50%	16.5%	12/31/2017	1.32	0	0	0.25%	16.8%	12/31/2017	1.35	0	0	0.00%	17.1%
12/31/2016	1.10	0	0	0.50%	11.1%	12/31/2016	1.13	0	0	0.25%	11.4%	12/31/2016	1.15	0	0	0.00%	11.6%
12/31/2015	0.99	0	0	0.50%	-7.6%	12/31/2015	1.01	0	0	0.25%	-7.3%	12/31/2015	1.03	0	0	0.00%	-7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	2.3%
2017	1.6%
2016	2.0%
2015	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Templeton Growth Fund R Class - 06-925
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$199,005	$189,419	8,903
Receivables: investments sold	-
Payables: investments purchased	(18)
Net assets	$198,987

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$191,728	101,675	$1.89
Band 100	7,259	3,696	1.96
Band 75	-	-	2.05
Band 50	-	-	2.13
Band 25	-	-	2.22
Band 0	-	-	2.31
Total	$198,987	105,371

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,613
Mortality & expense charges	(2,387)
Net investment income (loss)	1,226

Gain (loss) on investments:
Net realized gain (loss)	341
Realized gain distributions	6,431
Net change in unrealized appreciation (depreciation)	15,584
Net gain (loss)	22,356

Increase (decrease) in net assets from operations	$23,582

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,226	$(916)
Net realized gain (loss)	341	25,532
Realized gain distributions	6,431	17,016
Net change in unrealized appreciation (depreciation)	15,584	(81,389)

Increase (decrease) in net assets from operations	23,582	(39,757)

Contract owner transactions:
Proceeds from units sold	7,295	10,893
Cost of units redeemed	(8,129)	(128,634)
Account charges	(52)	(70)
Increase (decrease)	(886)	(117,811)
Net increase (decrease)	22,696	(157,568)
Net assets, beginning	176,291	333,859
Net assets, ending	$198,987	$176,291

Units sold	4,201	5,588
Units redeemed	(4,589)	(68,447)
Net increase (decrease)	(388)	(62,859)
Units outstanding, beginning	105,759	168,618
Units outstanding, ending	105,371	105,759

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$15,892,099
Cost of units redeemed/account charges	(16,928,854)
Net investment income (loss)	162,844
Net realized gain (loss)	(494,617)
Realized gain distributions	1,557,929
Net change in unrealized appreciation (depreciation)	9,586
Net assets	$198,987

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.89	102	$192	1.25%	13.1%	12/31/2019	$1.96	4	$7	1.00%	13.4%	12/31/2019	$2.05	0	$0	0.75%	13.7%
12/31/2018	1.67	106	176	1.25%	-15.8%	12/31/2018	1.73	0	0	1.00%	-15.6%	12/31/2018	1.80	0	0	0.75%	-15.4%
12/31/2017	1.98	169	334	1.25%	16.1%	12/31/2017	2.05	0	0	1.00%	16.4%	12/31/2017	2.13	0	0	0.75%	16.6%
12/31/2016	1.71	441	752	1.25%	7.4%	12/31/2016	1.76	0	0	1.00%	7.7%	12/31/2016	1.82	0	0	0.75%	8.0%
12/31/2015	1.59	644	1,023	1.25%	-7.9%	12/31/2015	1.64	32	52	1.00%	-7.6%	12/31/2015	1.69	0	0	0.75%	-7.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.13	0	$0	0.50%	14.0%	12/31/2019	$2.22	0	$0	0.25%	14.3%	12/31/2019	$2.31	0	$0	0.00%	14.5%
12/31/2018	1.87	0	0	0.50%	-15.2%	12/31/2018	1.94	0	0	0.25%	-15.0%	12/31/2018	2.02	0	0	0.00%	-14.7%
12/31/2017	2.20	0	0	0.50%	16.9%	12/31/2017	2.28	0	0	0.25%	17.2%	12/31/2017	2.37	0	0	0.00%	17.5%
12/31/2016	1.88	0	0	0.50%	8.2%	12/31/2016	1.95	0	0	0.25%	8.5%	12/31/2016	2.01	55	111	0.00%	8.8%
12/31/2015	1.74	0	0	0.50%	-7.2%	12/31/2015	1.80	0	0	0.25%	-6.9%	12/31/2015	1.85	50	92	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
2018	1.1%
2017	0.9%
2016	1.0%
2015	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Templeton Foreign Fund R Class - 06-920
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$379,576	$378,988	53,229
Receivables: investments sold	-
Payables: investments purchased	(579)
Net assets	$378,997

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$343,879	181,242	$1.90
Band 100	35,118	17,772	1.98
Band 75	-	-	2.06
Band 50	-	-	2.14
Band 25	-	-	2.23
Band 0	-	-	2.33
Total	$378,997	199,014

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$13,689
Mortality & expense charges	(7,872)
Net investment income (loss)	5,817

Gain (loss) on investments:
Net realized gain (loss)	(40,666)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	80,303
Net gain (loss)	39,637

Increase (decrease) in net assets from operations	$45,454

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,817	$7,159
Net realized gain (loss)	(40,666)	6,495
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	80,303	(167,837)

Increase (decrease) in net assets from operations	45,454	(154,183)

Contract owner transactions:
Proceeds from units sold	97,406	175,163
Cost of units redeemed	(517,384)	(175,882)
Account charges	(898)	(775)
Increase (decrease)	(420,876)	(1,494)
Net increase (decrease)	(375,422)	(155,677)
Net assets, beginning	754,419	910,096
Net assets, ending	$378,997	$754,419

Units sold	54,406	88,905
Units redeemed	(295,847)	(92,450)
Net increase (decrease)	(241,441)	(3,545)
Units outstanding, beginning	440,455	444,000
Units outstanding, ending	199,014	440,455

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,500,125
Cost of units redeemed/account charges	(5,460,279)
Net investment income (loss)	98,365
Net realized gain (loss)	(344,581)
Realized gain distributions	584,779
Net change in unrealized appreciation (depreciation)	588
Net assets	$378,997

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.90	181	$344	1.25%	10.9%	12/31/2019	$1.98	18	$35	1.00%	11.2%	12/31/2019	$2.06	0	$0	0.75%	11.5%
12/31/2018	1.71	423	724	1.25%	-16.4%	12/31/2018	1.78	17	31	1.00%	-16.2%	12/31/2018	1.85	0	0	0.75%	-16.0%
12/31/2017	2.05	426	872	1.25%	15.5%	12/31/2017	2.12	18	38	1.00%	15.8%	12/31/2017	2.20	0	0	0.75%	16.0%
12/31/2016	1.77	898	1,593	1.25%	10.0%	12/31/2016	1.83	29	53	1.00%	10.3%	12/31/2016	1.89	0	0	0.75%	10.6%
12/31/2015	1.61	1,046	1,686	1.25%	-8.6%	12/31/2015	1.66	47	79	1.00%	-8.4%	12/31/2015	1.71	0	0	0.75%	-8.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.14	0	$0	0.50%	11.8%	12/31/2019	$2.23	0	$0	0.25%	12.1%	12/31/2019	$2.33	0	$0	0.00%	12.3%
12/31/2018	1.92	0	0	0.50%	-15.8%	12/31/2018	1.99	0	0	0.25%	-15.6%	12/31/2018	2.07	0	0	0.00%	-15.4%
12/31/2017	2.28	0	0	0.50%	16.3%	12/31/2017	2.36	0	0	0.25%	16.6%	12/31/2017	2.45	0	0	0.00%	16.9%
12/31/2016	1.96	0	0	0.50%	10.9%	12/31/2016	2.02	0	0	0.25%	11.1%	12/31/2016	2.09	19	39	0.00%	11.4%
12/31/2015	1.77	0	0	0.50%	-7.9%	12/31/2015	1.82	0	0	0.25%	-7.7%	12/31/2015	1.88	16	29	0.00%	-7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.4%
2018	2.2%
2017	0.9%
2016	1.6%
2015	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Growth Fund A Class - 06-819
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$571,283	$521,379	5,133
Receivables: investments sold	4,942
Payables: investments purchased	-
Net assets	$576,225

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$517,432	194,970	$2.65
Band 100	-	-	2.71
Band 75	-	-	2.77
Band 50	-	-	2.83
Band 25	-	-	2.89
Band 0	58,793	19,915	2.95
Total	$576,225	214,885

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,169
Mortality & expense charges	(14,222)
Net investment income (loss)	(12,053)

Gain (loss) on investments:
Net realized gain (loss)	365,984
Realized gain distributions	28,562
Net change in unrealized appreciation (depreciation)	(69,135)
Net gain (loss)	325,411

Increase (decrease) in net assets from operations	$313,358

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12,053)	$(10,897)
Net realized gain (loss)	365,984	49,845
Realized gain distributions	28,562	15,430
Net change in unrealized appreciation (depreciation)	(69,135)	(122,911)

Increase (decrease) in net assets from operations	313,358	(68,533)

Contract owner transactions:
Proceeds from units sold	602,862	327,682
Cost of units redeemed	(1,699,713)	(223,955)
Account charges	(384)	(495)
Increase (decrease)	(1,097,235)	103,232
Net increase (decrease)	(783,877)	34,699
Net assets, beginning	1,360,102	1,325,403
Net assets, ending	$576,225	$1,360,102

Units sold	247,904	164,053
Units redeemed	(699,764)	(117,702)
Net increase (decrease)	(451,860)	46,351
Units outstanding, beginning	666,745	620,394
Units outstanding, ending	214,885	666,745

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$28,788,633
Cost of units redeemed/account charges	(29,966,374)
Net investment income (loss)	(206,988)
Net realized gain (loss)	1,431,464
Realized gain distributions	479,586
Net change in unrealized appreciation (depreciation)	49,904
Net assets	$576,225

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.65	195	$517	1.25%	30.5%	12/31/2019	$2.71	0	$0	1.00%	30.9%	12/31/2019	$2.77	0	$0	0.75%	31.2%
12/31/2018	2.03	644	1,310	1.25%	-4.6%	12/31/2018	2.07	0	0	1.00%	-4.4%	12/31/2018	2.11	0	0	0.75%	-4.1%
12/31/2017	2.13	602	1,283	1.25%	25.3%	12/31/2017	2.17	0	0	1.00%	25.6%	12/31/2017	2.20	0	0	0.75%	25.9%
12/31/2016	1.70	583	992	1.25%	7.1%	12/31/2016	1.73	0	0	1.00%	7.3%	12/31/2016	1.75	0	0	0.75%	7.6%
12/31/2015	1.59	7,583	12,051	1.25%	0.7%	12/31/2015	1.61	0	0	1.00%	0.9%	12/31/2015	1.63	0	0	0.75%	1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.83	0	$0	0.50%	31.5%	12/31/2019	$2.89	0	$0	0.25%	31.8%	12/31/2019	$2.95	20	$59	0.00%	32.2%
12/31/2018	2.15	0	0	0.50%	-3.9%	12/31/2018	2.19	0	0	0.25%	-3.6%	12/31/2018	2.23	22	50	0.00%	-3.4%
12/31/2017	2.24	0	0	0.50%	26.2%	12/31/2017	2.27	0	0	0.25%	26.5%	12/31/2017	2.31	18	42	0.00%	26.8%
12/31/2016	1.77	0	0	0.50%	7.9%	12/31/2016	1.80	0	0	0.25%	8.1%	12/31/2016	1.82	13	24	0.00%	8.4%
12/31/2015	1.64	0	0	0.50%	1.4%	12/31/2015	1.66	0	0	0.25%	1.7%	12/31/2015	1.68	9	14	0.00%	1.9%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.2%
2018	0.5%
2017	0.4%
2016	0.1%
2015	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Growth Fund R Class - 06-818
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$470,617	$445,794	4,206
Receivables: investments sold	164
Payables: investments purchased	-
Net assets	$470,781

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$470,781	181,177	$2.60
Band 100	-	-	2.65
Band 75	-	-	2.71
Band 50	-	-	2.77
Band 25	-	-	2.83
Band 0	-	-	2.89
Total	$470,781	181,177

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$588
Mortality & expense charges	(4,767)
Net investment income (loss)	(4,179)

Gain (loss) on investments:
Net realized gain (loss)	40,247
Realized gain distributions	26,736
Net change in unrealized appreciation (depreciation)	36,920
Net gain (loss)	103,903

Increase (decrease) in net assets from operations	$99,724

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,179)	$(5,914)
Net realized gain (loss)	40,247	123,757
Realized gain distributions	26,736	4,812
Net change in unrealized appreciation (depreciation)	36,920	(137,735)

Increase (decrease) in net assets from operations	99,724	(15,080)

Contract owner transactions:
Proceeds from units sold	292,777	293,270
Cost of units redeemed	(351,860)	(572,074)
Account charges	(44)	(157)
Increase (decrease)	(59,127)	(278,961)
Net increase (decrease)	40,597	(294,041)
Net assets, beginning	430,184	724,225
Net assets, ending	$470,781	$430,184

Units sold	121,650	131,531
Units redeemed	(156,054)	(261,346)
Net increase (decrease)	(34,404)	(129,815)
Units outstanding, beginning	215,581	345,396
Units outstanding, ending	181,177	215,581

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,536,630
Cost of units redeemed/account charges	(2,532,339)
Net investment income (loss)	(37,592)
Net realized gain (loss)	398,066
Realized gain distributions	81,193
Net change in unrealized appreciation (depreciation)	24,823
Net assets	$470,781

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.60	181	$471	1.25%	30.2%	12/31/2019	$2.65	0	$0	1.00%	30.5%	12/31/2019	$2.71	0	$0	0.75%	30.9%
12/31/2018	2.00	216	430	1.25%	-4.8%	12/31/2018	2.03	0	0	1.00%	-4.6%	12/31/2018	2.07	0	0	0.75%	-4.4%
12/31/2017	2.10	345	724	1.25%	24.9%	12/31/2017	2.13	0	0	1.00%	25.2%	12/31/2017	2.17	0	0	0.75%	25.6%
12/31/2016	1.68	252	423	1.25%	6.8%	12/31/2016	1.70	0	0	1.00%	7.1%	12/31/2016	1.73	0	0	0.75%	7.3%
12/31/2015	1.57	332	522	1.25%	0.4%	12/31/2015	1.59	0	0	1.00%	0.7%	12/31/2015	1.61	0	0	0.75%	0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.77	0	$0	0.50%	31.2%	12/31/2019	$2.83	0	$0	0.25%	31.5%	12/31/2019	$2.89	0	$0	0.00%	31.9%
12/31/2018	2.11	0	0	0.50%	-4.1%	12/31/2018	2.15	0	0	0.25%	-3.9%	12/31/2018	2.19	0	0	0.00%	-3.6%
12/31/2017	2.20	0	0	0.50%	25.9%	12/31/2017	2.24	0	0	0.25%	26.2%	12/31/2017	2.27	0	0	0.00%	26.5%
12/31/2016	1.75	0	0	0.50%	7.6%	12/31/2016	1.77	0	0	0.25%	7.9%	12/31/2016	1.80	32	57	0.00%	8.2%
12/31/2015	1.63	0	0	0.50%	1.2%	12/31/2015	1.64	0	0	0.25%	1.4%	12/31/2015	1.66	30	49	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.1%
2018	0.1%
2017	0.2%
2016	0.2%
2015	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Income Fund R Class - 06-724
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$670,354	$659,146	291,529
Receivables: investments sold	164
Payables: investments purchased	-
Net assets	$670,518

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$262,904	185,092	$1.42
Band 100	395,719	273,673	1.45
Band 75	-	-	1.47
Band 50	11,895	7,939	1.50
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$670,518	466,704

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$33,520
Mortality & expense charges	(7,367)
Net investment income (loss)	26,153

Gain (loss) on investments:
Net realized gain (loss)	385
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	59,078
Net gain (loss)	59,463

Increase (decrease) in net assets from operations	$85,616

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$26,153	$22,723
Net realized gain (loss)	385	324
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	59,078	(64,591)

Increase (decrease) in net assets from operations	85,616	(41,544)

Contract owner transactions:
Proceeds from units sold	585,199	105,668
Cost of units redeemed	(598,192)	(25,416)
Account charges	(156)	(246)
Increase (decrease)	(13,149)	80,006
Net increase (decrease)	72,467	38,462
Net assets, beginning	598,051	559,589
Net assets, ending	$670,518	$598,051

Units sold	421,215	79,699
Units redeemed	(428,364)	(18,949)
Net increase (decrease)	(7,149)	60,750
Units outstanding, beginning	473,853	413,103
Units outstanding, ending	466,704	473,853

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,085,486
Cost of units redeemed/account charges	(1,574,182)
Net investment income (loss)	135,734
Net realized gain (loss)	12,272
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	11,208
Net assets	$670,518

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.42	185	$263	1.25%	13.7%	12/31/2019	$1.45	274	$396	1.00%	14.0%	12/31/2019	$1.47	0	$0	0.75%	14.3%
12/31/2018	1.25	183	229	1.25%	-6.9%	12/31/2018	1.27	278	353	1.00%	-6.7%	12/31/2018	1.29	0	0	0.75%	-6.4%
12/31/2017	1.34	147	198	1.25%	6.8%	12/31/2017	1.36	249	338	1.00%	7.1%	12/31/2017	1.38	0	0	0.75%	7.4%
12/31/2016	1.26	506	636	1.25%	14.8%	12/31/2016	1.27	148	188	1.00%	15.0%	12/31/2016	1.28	0	0	0.75%	15.3%
12/31/2015	1.09	486	532	1.25%	-9.4%	12/31/2015	1.10	134	147	1.00%	-9.2%	12/31/2015	1.11	0	0	0.75%	-9.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.50	8	$12	0.50%	14.6%	12/31/2019	$1.53	0	$0	0.25%	14.8%	12/31/2019	$1.55	0	$0	0.00%	15.1%
12/31/2018	1.31	12	16	0.50%	-6.2%	12/31/2018	1.33	0	0	0.25%	-6.0%	12/31/2018	1.35	0	0	0.00%	-5.7%
12/31/2017	1.39	17	24	0.50%	7.6%	12/31/2017	1.41	0	0	0.25%	7.9%	12/31/2017	1.43	0	0	0.00%	8.2%
12/31/2016	1.30	17	22	0.50%	15.6%	12/31/2016	1.31	0	0	0.25%	15.9%	12/31/2016	1.32	0	0	0.00%	16.2%
12/31/2015	1.12	17	19	0.50%	-8.7%	12/31/2015	1.13	0	0	0.25%	-8.5%	12/31/2015	1.14	0	0	0.00%	-8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.3%
2018	5.0%
2017	4.5%
2016	5.4%
2015	4.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Income Fund Advisor Class - 06-719
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$779,897	$746,191	342,812
Receivables: investments sold	18,854
Payables: investments purchased	-
Net assets	$798,751

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$798,751	542,958	$1.47
Band 100	-	-	1.50
Band 75	-	-	1.52
Band 50	-	-	1.55
Band 25	-	-	1.58
Band 0	-	-	1.61
Total	$798,751	542,958

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$42,498
Mortality & expense charges	(9,902)
Net investment income (loss)	32,596

Gain (loss) on investments:
Net realized gain (loss)	5,652
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	67,508
Net gain (loss)	73,160

Increase (decrease) in net assets from operations	$105,756

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$32,596	$30,520
Net realized gain (loss)	5,652	1,773
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	67,508	(81,453)

Increase (decrease) in net assets from operations	105,756	(49,160)

Contract owner transactions:
Proceeds from units sold	157,804	76,909
Cost of units redeemed	(174,458)	(57,950)
Account charges	(592)	(523)
Increase (decrease)	(17,246)	18,436
Net increase (decrease)	88,510	(30,724)
Net assets, beginning	710,241	740,965
Net assets, ending	$798,751	$710,241

Units sold	121,931	57,684
Units redeemed	(132,157)	(44,630)
Net increase (decrease)	(10,226)	13,054
Units outstanding, beginning	553,184	540,130
Units outstanding, ending	542,958	553,184

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,814,378
Cost of units redeemed/account charges	(3,317,854)
Net investment income (loss)	242,893
Net realized gain (loss)	25,628
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	33,706
Net assets	$798,751

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.47	543	$799	1.25%	14.6%	12/31/2019	$1.50	0	$0	1.00%	14.9%	12/31/2019	$1.52	0	$0	0.75%	15.2%
12/31/2018	1.28	553	710	1.25%	-6.4%	12/31/2018	1.30	0	0	1.00%	-6.2%	12/31/2018	1.32	0	0	0.75%	-5.9%
12/31/2017	1.37	540	741	1.25%	7.3%	12/31/2017	1.39	0	0	1.00%	7.5%	12/31/2017	1.41	0	0	0.75%	7.8%
12/31/2016	1.28	1,254	1,604	1.25%	15.2%	12/31/2016	1.29	0	0	1.00%	15.4%	12/31/2016	1.31	0	0	0.75%	15.7%
12/31/2015	1.11	1,088	1,208	1.25%	-8.9%	12/31/2015	1.12	0	0	1.00%	-8.7%	12/31/2015	1.13	0	0	0.75%	-8.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.55	0	$0	0.50%	15.4%	12/31/2019	$1.58	0	$0	0.25%	15.7%	12/31/2019	$1.61	0	$0	0.00%	16.0%
12/31/2018	1.34	0	0	0.50%	-5.7%	12/31/2018	1.37	0	0	0.25%	-5.5%	12/31/2018	1.39	0	0	0.00%	-5.2%
12/31/2017	1.43	0	0	0.50%	8.1%	12/31/2017	1.44	0	0	0.25%	8.3%	12/31/2017	1.46	0	0	0.00%	8.6%
12/31/2016	1.32	0	0	0.50%	16.0%	12/31/2016	1.33	0	0	0.25%	16.3%	12/31/2016	1.35	0	0	0.00%	16.6%
12/31/2015	1.14	0	0	0.50%	-8.2%	12/31/2015	1.15	0	0	0.25%	-8.0%	12/31/2015	1.15	0	0	0.00%	-7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.6%
2018	5.5%
2017	4.3%
2016	6.6%
2015	5.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Mutual Global Discovery Fund R Class - 06-726
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.64
Band 100	-	-	1.67
Band 75	-	-	1.70
Band 50	-	-	1.73
Band 25	-	-	1.76
Band 0	-	-	1.80
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(233)
Net investment income (loss)	(233)

Gain (loss) on investments:
Net realized gain (loss)	(2,908)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	10,232
Net gain (loss)	7,324

Increase (decrease) in net assets from operations	$7,091

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(233)	$(136)
Net realized gain (loss)	(2,908)	13,623
Realized gain distributions	-	2,508
Net change in unrealized appreciation (depreciation)	10,232	(4,537)

Increase (decrease) in net assets from operations	7,091	11,458

Contract owner transactions:
Proceeds from units sold	3,467	12,315
Cost of units redeemed	(62,120)	(384,149)
Account charges	-	-
Increase (decrease)	(58,653)	(371,834)
Net increase (decrease)	(51,562)	(360,376)
Net assets, beginning	51,562	411,938
Net assets, ending	$-	$51,562

Units sold	2,365	8,170
Units redeemed	(40,823)	(239,018)
Net increase (decrease)	(38,458)	(230,848)
Units outstanding, beginning	38,458	269,306
Units outstanding, ending	-	38,458

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$806,894
Cost of units redeemed/account charges	(857,183)
Net investment income (loss)	10,911
Net realized gain (loss)	(47,669)
Realized gain distributions	87,047
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.64	0	$0	1.25%	22.5%	12/31/2019	$1.67	0	$0	1.00%	22.9%	12/31/2019	$1.70	0	$0	0.75%	23.2%
12/31/2018	1.34	38	52	1.25%	-12.3%	12/31/2018	1.36	0	0	1.00%	-12.1%	12/31/2018	1.38	0	0	0.75%	-11.9%
12/31/2017	1.53	269	412	1.25%	8.0%	12/31/2017	1.55	0	0	1.00%	8.2%	12/31/2017	1.57	0	0	0.75%	8.5%
12/31/2016	1.42	234	332	1.25%	10.9%	12/31/2016	1.43	0	0	1.00%	11.2%	12/31/2016	1.45	0	0	0.75%	11.4%
12/31/2015	1.28	287	366	1.25%	-5.0%	12/31/2015	1.29	0	0	1.00%	-4.8%	12/31/2015	1.30	0	0	0.75%	-4.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.73	0	$0	0.50%	23.5%	12/31/2019	$1.76	0	$0	0.25%	23.8%	12/31/2019	$1.80	0	$0	0.00%	24.1%
12/31/2018	1.40	0	0	0.50%	-11.7%	12/31/2018	1.43	0	0	0.25%	-11.5%	12/31/2018	1.45	0	0	0.00%	-11.2%
12/31/2017	1.59	0	0	0.50%	8.8%	12/31/2017	1.61	0	0	0.25%	9.0%	12/31/2017	1.63	0	0	0.00%	9.3%
12/31/2016	1.46	0	0	0.50%	11.7%	12/31/2016	1.48	0	0	0.25%	12.0%	12/31/2016	1.49	0	0	0.00%	12.3%
12/31/2015	1.31	0	0	0.50%	-4.3%	12/31/2015	1.32	0	0	0.25%	-4.1%	12/31/2015	1.33	0	0	0.00%	-3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.4%
2017	2.1%
2016	1.6%
2015	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Mutual Global Discovery Fund Z Class - 06-723
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,211,670	$2,148,095	70,408
Receivables: investments sold	-
Payables: investments purchased	(15,639)
Net assets	$2,196,031

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,196,031	1,289,798	$1.70
Band 100	-	-	1.73
Band 75	-	-	1.76
Band 50	-	-	1.80
Band 25	-	-	1.83
Band 0	-	-	1.86
Total	$2,196,031	1,289,798

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$46,861
Mortality & expense charges	(126,926)
Net investment income (loss)	(80,065)

Gain (loss) on investments:
Net realized gain (loss)	(719,405)
Realized gain distributions	104,155
Net change in unrealized appreciation (depreciation)	2,378,901
Net gain (loss)	1,763,651

Increase (decrease) in net assets from operations	$1,683,586

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(80,065)	$105,332
Net realized gain (loss)	(719,405)	(52,299)
Realized gain distributions	104,155	596,942
Net change in unrealized appreciation (depreciation)	2,378,901	(2,306,401)

Increase (decrease) in net assets from operations	1,683,586	(1,656,426)

Contract owner transactions:
Proceeds from units sold	3,815,617	14,540,775
Cost of units redeemed	(15,899,187)	(4,205,345)
Account charges	(28,589)	(54,883)
Increase (decrease)	(12,112,159)	10,280,547
Net increase (decrease)	(10,428,573)	8,624,121
Net assets, beginning	12,624,604	4,000,483
Net assets, ending	$2,196,031	$12,624,604

Units sold	2,489,058	9,734,766
Units redeemed	(10,330,538)	(3,152,740)
Net increase (decrease)	(7,841,480)	6,582,026
Units outstanding, beginning	9,131,278	2,549,252
Units outstanding, ending	1,289,798	9,131,278

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$23,173,175
Cost of units redeemed/account charges	(21,646,603)
Net investment income (loss)	162,511
Net realized gain (loss)	(819,629)
Realized gain distributions	1,263,002
Net change in unrealized appreciation (depreciation)	63,575
Net assets	$2,196,031

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.70	1,290	$2,196	1.25%	23.1%	12/31/2019	$1.73	0	$0	1.00%	23.5%	12/31/2019	$1.76	0	$0	0.75%	23.8%
12/31/2018	1.38	9,131	12,625	1.25%	-11.9%	12/31/2018	1.40	0	0	1.00%	-11.7%	12/31/2018	1.43	0	0	0.75%	-11.5%
12/31/2017	1.57	2,549	4,000	1.25%	8.5%	12/31/2017	1.59	0	0	1.00%	8.8%	12/31/2017	1.61	0	0	0.75%	9.0%
12/31/2016	1.45	2,266	3,277	1.25%	11.5%	12/31/2016	1.46	0	0	1.00%	11.7%	12/31/2016	1.48	0	0	0.75%	12.0%
12/31/2015	1.30	2,012	2,611	1.25%	-4.6%	12/31/2015	1.31	0	0	1.00%	-4.3%	12/31/2015	1.32	0	0	0.75%	-4.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.80	0	$0	0.50%	24.1%	12/31/2019	$1.83	0	$0	0.25%	24.4%	12/31/2019	$1.86	0	$0	0.00%	24.7%
12/31/2018	1.45	0	0	0.50%	-11.2%	12/31/2018	1.47	0	0	0.25%	-11.0%	12/31/2018	1.49	0	0	0.00%	-10.8%
12/31/2017	1.63	0	0	0.50%	9.3%	12/31/2017	1.65	0	0	0.25%	9.6%	12/31/2017	1.67	0	0	0.00%	9.8%
12/31/2016	1.49	0	0	0.50%	12.3%	12/31/2016	1.51	0	0	0.25%	12.6%	12/31/2016	1.52	0	0	0.00%	12.9%
12/31/2015	1.33	0	0	0.50%	-3.8%	12/31/2015	1.34	0	0	0.25%	-3.6%	12/31/2015	1.35	0	0	0.00%	-3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.6%
2018	3.4%
2017	2.6%
2016	2.3%
2015	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Templeton Global Bond Fund A Class - 06-886
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,627,830	$1,768,222	154,245
Receivables: investments sold	25,680
Payables: investments purchased	-
Net assets	$1,653,510

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,638,618	1,454,925	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.18
Band 50	-	-	1.21
Band 25	-	-	1.23
Band 0	14,892	11,790	1.26
Total	$1,653,510	1,466,715

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$283,411
Mortality & expense charges	(59,676)
Net investment income (loss)	223,735

Gain (loss) on investments:
Net realized gain (loss)	(517,987)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	237,354
Net gain (loss)	(280,633)

Increase (decrease) in net assets from operations	$(56,898)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$223,735	$303,118
Net realized gain (loss)	(517,987)	(232,839)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	237,354	(35,733)

Increase (decrease) in net assets from operations	(56,898)	34,546

Contract owner transactions:
Proceeds from units sold	782,913	1,374,765
Cost of units redeemed	(4,411,154)	(8,856,636)
Account charges	(9,049)	(12,921)
Increase (decrease)	(3,637,290)	(7,494,792)
Net increase (decrease)	(3,694,188)	(7,460,246)
Net assets, beginning	5,347,698	12,807,944
Net assets, ending	$1,653,510	$5,347,698

Units sold	736,090	1,302,122
Units redeemed	(3,985,485)	(7,886,378)
Net increase (decrease)	(3,249,395)	(6,584,256)
Units outstanding, beginning	4,716,110	11,300,366
Units outstanding, ending	1,466,715	4,716,110

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$49,270,532
Cost of units redeemed/account charges	(47,713,882)
Net investment income (loss)	2,416,445
Net realized gain (loss)	(2,254,218)
Realized gain distributions	75,025
Net change in unrealized appreciation (depreciation)	(140,392)
Net assets	$1,653,510

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	1,455	$1,639	1.25%	-0.6%	12/31/2019	$1.15	0	$0	1.00%	-0.4%	12/31/2019	$1.18	0	$0	0.75%	-0.1%
12/31/2018	1.13	4,690	5,315	1.25%	0.0%	12/31/2018	1.16	0	0	1.00%	0.3%	12/31/2018	1.18	0	0	0.75%	0.5%
12/31/2017	1.13	11,280	12,783	1.25%	1.1%	12/31/2017	1.15	0	0	1.00%	1.3%	12/31/2017	1.17	0	0	0.75%	1.6%
12/31/2016	1.12	13,792	15,462	1.25%	4.9%	12/31/2016	1.14	0	0	1.00%	5.2%	12/31/2016	1.16	0	0	0.75%	5.4%
12/31/2015	1.07	17,016	18,184	1.25%	-5.4%	12/31/2015	1.08	0	0	1.00%	-5.2%	12/31/2015	1.10	0	0	0.75%	-5.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	0	$0	0.50%	0.1%	12/31/2019	$1.23	0	$0	0.25%	0.4%	12/31/2019	$1.26	12	$15	0.00%	0.6%
12/31/2018	1.20	0	0	0.50%	0.8%	12/31/2018	1.23	0	0	0.25%	1.0%	12/31/2018	1.26	26	32	0.00%	1.3%
12/31/2017	1.20	0	0	0.50%	1.8%	12/31/2017	1.22	0	0	0.25%	2.1%	12/31/2017	1.24	21	25	0.00%	2.4%
12/31/2016	1.17	0	0	0.50%	5.7%	12/31/2016	1.19	0	0	0.25%	6.0%	12/31/2016	1.21	237	287	0.00%	6.2%
12/31/2015	1.11	0	0	0.50%	-4.7%	12/31/2015	1.13	0	0	0.25%	-4.5%	12/31/2015	1.14	221	251	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	8.1%
2018	4.3%
2017	3.1%
2016	2.4%
2015	3.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Templeton Global Bond Fund R Class - 06-887
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$152,030	$162,722	14,205
Receivables: investments sold	250
Payables: investments purchased	-
Net assets	$152,280

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$152,280	138,334	$1.10
Band 100	-	-	1.13
Band 75	-	-	1.15
Band 50	-	-	1.18
Band 25	-	-	1.21
Band 0	-	-	1.23
Total	$152,280	138,334

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$14,110
Mortality & expense charges	(3,184)
Net investment income (loss)	10,926

Gain (loss) on investments:
Net realized gain (loss)	(10,808)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(1,632)
Net gain (loss)	(12,440)

Increase (decrease) in net assets from operations	$(1,514)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,926	$15,395
Net realized gain (loss)	(10,808)	(5,303)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(1,632)	(10,276)

Increase (decrease) in net assets from operations	(1,514)	(184)

Contract owner transactions:
Proceeds from units sold	42,609	887,743
Cost of units redeemed	(183,442)	(1,100,451)
Account charges	(80)	(134)
Increase (decrease)	(140,913)	(212,842)
Net increase (decrease)	(142,427)	(213,026)
Net assets, beginning	294,707	507,733
Net assets, ending	$152,280	$294,707

Units sold	39,722	795,358
Units redeemed	(166,783)	(986,067)
Net increase (decrease)	(127,061)	(190,709)
Units outstanding, beginning	265,395	456,104
Units outstanding, ending	138,334	265,395

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,083,111
Cost of units redeemed/account charges	(4,989,594)
Net investment income (loss)	158,620
Net realized gain (loss)	(97,899)
Realized gain distributions	8,734
Net change in unrealized appreciation (depreciation)	(10,692)
Net assets	$152,280

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	138	$152	1.25%	-0.9%	12/31/2019	$1.13	0	$0	1.00%	-0.6%	12/31/2019	$1.15	0	$0	0.75%	-0.4%
12/31/2018	1.11	265	295	1.25%	-0.2%	12/31/2018	1.13	0	0	1.00%	0.0%	12/31/2018	1.16	0	0	0.75%	0.3%
12/31/2017	1.11	456	508	1.25%	0.8%	12/31/2017	1.13	0	0	1.00%	1.1%	12/31/2017	1.15	0	0	0.75%	1.3%
12/31/2016	1.10	949	1,048	1.25%	4.7%	12/31/2016	1.12	0	0	1.00%	5.0%	12/31/2016	1.14	0	0	0.75%	5.3%
12/31/2015	1.05	995	1,049	1.25%	-5.8%	12/31/2015	1.07	0	0	1.00%	-5.5%	12/31/2015	1.08	0	0	0.75%	-5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	0.50%	-0.1%	12/31/2019	$1.21	0	$0	0.25%	0.1%	12/31/2019	$1.23	0	$0	0.00%	0.4%
12/31/2018	1.18	0	0	0.50%	0.5%	12/31/2018	1.21	0	0	0.25%	0.8%	12/31/2018	1.23	0	0	0.00%	1.0%
12/31/2017	1.17	0	0	0.50%	1.6%	12/31/2017	1.20	0	0	0.25%	1.8%	12/31/2017	1.22	0	0	0.00%	2.1%
12/31/2016	1.16	0	0	0.50%	5.5%	12/31/2016	1.17	0	0	0.25%	5.8%	12/31/2016	1.19	196	234	0.00%	6.0%
12/31/2015	1.10	0	0	0.50%	-5.1%	12/31/2015	1.11	0	0	0.25%	-4.8%	12/31/2015	1.12	0	0	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	6.3%
2018	4.9%
2017	2.5%
2016	2.3%
2015	3.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Small Cap Value Fund A Class - 06-247
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$448,176	$466,106	9,238
Receivables: investments sold	2,739
Payables: investments purchased	-
Net assets	$450,915

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$442,480	205,628	$2.15
Band 100	-	-	2.22
Band 75	-	-	2.30
Band 50	-	-	2.38
Band 25	-	-	2.46
Band 0	8,435	3,324	2.54
Total	$450,915	208,952

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$5,021
Mortality & expense charges	(4,965)
Net investment income (loss)	56

Gain (loss) on investments:
Net realized gain (loss)	(7,834)
Realized gain distributions	21,503
Net change in unrealized appreciation (depreciation)	73,745
Net gain (loss)	87,414

Increase (decrease) in net assets from operations	$87,470

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$56	$(6,397)
Net realized gain (loss)	(7,834)	(2,005)
Realized gain distributions	21,503	52,505
Net change in unrealized appreciation (depreciation)	73,745	(132,020)

Increase (decrease) in net assets from operations	87,470	(87,917)

Contract owner transactions:
Proceeds from units sold	54,782	59,639
Cost of units redeemed	(48,510)	(435,772)
Account charges	(363)	(564)
Increase (decrease)	5,909	(376,697)
Net increase (decrease)	93,379	(464,614)
Net assets, beginning	357,536	822,150
Net assets, ending	$450,915	$357,536

Units sold	27,659	30,807
Units redeemed	(25,514)	(234,070)
Net increase (decrease)	2,145	(203,263)
Units outstanding, beginning	206,807	410,070
Units outstanding, ending	208,952	206,807

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,517,154
Cost of units redeemed/account charges	(2,524,222)
Net investment income (loss)	(46,943)
Net realized gain (loss)	84,556
Realized gain distributions	438,300
Net change in unrealized appreciation (depreciation)	(17,930)
Net assets	$450,915

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.15	206	$442	1.25%	24.5%	12/31/2019	$2.22	0	$0	1.00%	24.8%	12/31/2019	$2.30	0	$0	0.75%	25.1%
12/31/2018	1.73	207	357	1.25%	-13.8%	12/31/2018	1.78	0	0	1.00%	-13.6%	12/31/2018	1.84	0	0	0.75%	-13.3%
12/31/2017	2.00	410	822	1.25%	9.3%	12/31/2017	2.06	0	0	1.00%	9.5%	12/31/2017	2.12	0	0	0.75%	9.8%
12/31/2016	1.84	854	1,566	1.25%	28.0%	12/31/2016	1.88	0	0	1.00%	28.3%	12/31/2016	1.93	0	0	0.75%	28.6%
12/31/2015	1.43	863	1,237	1.25%	-9.0%	12/31/2015	1.47	0	0	1.00%	-8.7%	12/31/2015	1.50	0	0	0.75%	-8.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.38	0	$0	0.50%	25.4%	12/31/2019	$2.46	0	$0	0.25%	25.7%	12/31/2019	$2.54	3	$8	0.00%	26.0%
12/31/2018	1.89	0	0	0.50%	-13.1%	12/31/2018	1.95	0	0	0.25%	-12.9%	12/31/2018	2.01	0	0	0.00%	-12.7%
12/31/2017	2.18	0	0	0.50%	10.1%	12/31/2017	2.24	0	0	0.25%	10.4%	12/31/2017	2.31	0	0	0.00%	10.6%
12/31/2016	1.98	0	0	0.50%	29.0%	12/31/2016	2.03	0	0	0.25%	29.3%	12/31/2016	2.08	0	0	0.00%	29.6%
12/31/2015	1.54	0	0	0.50%	-8.3%	12/31/2015	1.57	0	0	0.25%	-8.1%	12/31/2015	1.61	0	0	0.00%	-7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.2%
2018	0.5%
2017	0.5%
2016	0.2%
2015	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Small Cap Value Fund R Class - 06-248
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$288,707	$301,324	5,965
Receivables: investments sold	-
Payables: investments purchased	(568)
Net assets	$288,139

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$173,216	82,919	$2.09
Band 100	-	-	2.16
Band 75	7,502	3,362	2.23
Band 50	-	-	2.31
Band 25	-	-	2.38
Band 0	107,421	43,605	2.46
Total	$288,139	129,886

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,531
Mortality & expense charges	(2,353)
Net investment income (loss)	178

Gain (loss) on investments:
Net realized gain (loss)	(11,704)
Realized gain distributions	14,045
Net change in unrealized appreciation (depreciation)	61,090
Net gain (loss)	63,431

Increase (decrease) in net assets from operations	$63,609

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$178	$(2,373)
Net realized gain (loss)	(11,704)	27,315
Realized gain distributions	14,045	37,995
Net change in unrealized appreciation (depreciation)	61,090	(100,974)

Increase (decrease) in net assets from operations	63,609	(38,037)

Contract owner transactions:
Proceeds from units sold	45,417	202,013
Cost of units redeemed	(78,141)	(493,007)
Account charges	(141)	(150)
Increase (decrease)	(32,865)	(291,144)
Net increase (decrease)	30,744	(329,181)
Net assets, beginning	257,395	586,576
Net assets, ending	$288,139	$257,395

Units sold	23,965	103,348
Units redeemed	(40,210)	(250,589)
Net increase (decrease)	(16,245)	(147,241)
Units outstanding, beginning	146,131	293,372
Units outstanding, ending	129,896	146,131

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,412,013
Cost of units redeemed/account charges	(6,280,070)
Net investment income (loss)	(100,035)
Net realized gain (loss)	642,284
Realized gain distributions	626,564
Net change in unrealized appreciation (depreciation)	(12,617)
Net assets	$288,139

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.09	83	$173	1.25%	24.2%	12/31/2019	$2.16	0	$0	1.00%	24.5%	12/31/2019	$2.23	3	$8	0.75%	24.8%
12/31/2018	1.68	104	176	1.25%	-14.0%	12/31/2018	1.73	0	0	1.00%	-13.8%	12/31/2018	1.79	0	0	0.75%	-13.5%
12/31/2017	1.96	250	488	1.25%	9.0%	12/31/2017	2.01	0	0	1.00%	9.3%	12/31/2017	2.07	0	0	0.75%	9.5%
12/31/2016	1.79	534	958	1.25%	27.6%	12/31/2016	1.84	0	0	1.00%	28.0%	12/31/2016	1.89	0	0	0.75%	28.3%
12/31/2015	1.41	668	939	1.25%	-9.2%	12/31/2015	1.44	0	0	1.00%	-8.9%	12/31/2015	1.47	0	0	0.75%	-8.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.31	0	$0	0.50%	25.1%	12/31/2019	$2.38	0	$0	0.25%	25.4%	12/31/2019	$2.46	44	$107	0.00%	25.7%
12/31/2018	1.84	0	0	0.50%	-13.3%	12/31/2018	1.90	0	0	0.25%	-13.1%	12/31/2018	1.96	42	82	0.00%	-12.9%
12/31/2017	2.13	0	0	0.50%	9.8%	12/31/2017	2.19	0	0	0.25%	10.1%	12/31/2017	2.25	44	98	0.00%	10.4%
12/31/2016	1.94	0	0	0.50%	28.6%	12/31/2016	1.99	0	0	0.25%	28.9%	12/31/2016	2.04	61	125	0.00%	29.2%
12/31/2015	1.51	0	0	0.50%	-8.5%	12/31/2015	1.54	0	0	0.25%	-8.2%	12/31/2015	1.58	87	136	0.00%	-8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	0.3%
2017	0.3%
2016	0.0%
2015	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Small-Mid Cap Growth Fund R Class - 06-890
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$182,709	$200,650	6,301
Receivables: investments sold	-
Payables: investments purchased	(23)
Net assets	$182,686

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$108,304	33,415	$3.24
Band 100	74,382	22,070	3.37
Band 75	-	-	3.50
Band 50	-	-	3.64
Band 25	-	-	3.79
Band 0	-	-	3.94
Total	$182,686	55,485

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,223)
Net investment income (loss)	(2,223)

Gain (loss) on investments:
Net realized gain (loss)	(6,030)
Realized gain distributions	32,219
Net change in unrealized appreciation (depreciation)	27,457
Net gain (loss)	53,646

Increase (decrease) in net assets from operations	$51,423

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,223)	$(2,982)
Net realized gain (loss)	(6,030)	2,839
Realized gain distributions	32,219	28,971
Net change in unrealized appreciation (depreciation)	27,457	(40,614)

Increase (decrease) in net assets from operations	51,423	(11,786)

Contract owner transactions:
Proceeds from units sold	64,961	46,672
Cost of units redeemed	(148,339)	(70,548)
Account charges	(140)	(225)
Increase (decrease)	(83,518)	(24,101)
Net increase (decrease)	(32,095)	(35,887)
Net assets, beginning	214,781	250,668
Net assets, ending	$182,686	$214,781

Units sold	20,160	17,082
Units redeemed	(49,818)	(25,372)
Net increase (decrease)	(29,658)	(8,290)
Units outstanding, beginning	85,143	93,433
Units outstanding, ending	55,485	85,143

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,250,999
Cost of units redeemed/account charges	(1,343,142)
Net investment income (loss)	(39,989)
Net realized gain (loss)	(13,189)
Realized gain distributions	345,948
Net change in unrealized appreciation (depreciation)	(17,941)
Net assets	$182,686

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.24	33	$108	1.25%	29.8%	12/31/2019	$3.37	22	$74	1.00%	30.2%	12/31/2019	$3.50	0	$0	0.75%	30.5%
12/31/2018	2.50	61	152	1.25%	-6.0%	12/31/2018	2.59	24	62	1.00%	-5.8%	12/31/2018	2.69	0	0	0.75%	-5.5%
12/31/2017	2.66	66	175	1.25%	19.7%	12/31/2017	2.75	27	76	1.00%	20.0%	12/31/2017	2.84	0	0	0.75%	20.3%
12/31/2016	2.22	72	160	1.25%	2.8%	12/31/2016	2.29	37	85	1.00%	3.0%	12/31/2016	2.36	0	0	0.75%	3.3%
12/31/2015	2.16	152	327	1.25%	-3.5%	12/31/2015	2.22	42	94	1.00%	-3.2%	12/31/2015	2.29	0	0	0.75%	-3.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.64	0	$0	0.50%	30.8%	12/31/2019	$3.79	0	$0	0.25%	31.1%	12/31/2019	$3.94	0	$0	0.00%	31.5%
12/31/2018	2.79	0	0	0.50%	-5.3%	12/31/2018	2.89	0	0	0.25%	-5.1%	12/31/2018	3.00	0	0	0.00%	-4.8%
12/31/2017	2.94	0	0	0.50%	20.6%	12/31/2017	3.04	0	0	0.25%	20.9%	12/31/2017	3.15	0	0	0.00%	21.2%
12/31/2016	2.44	0	0	0.50%	3.5%	12/31/2016	2.52	0	0	0.25%	3.8%	12/31/2016	2.60	0	0	0.00%	4.1%
12/31/2015	2.35	0	0	0.50%	-2.7%	12/31/2015	2.42	0	0	0.25%	-2.5%	12/31/2015	2.50	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Strategic Income Fund A Class - 06-821
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.23
Band 75	-	-	1.26
Band 50	-	-	1.28
Band 25	-	-	1.31
Band 0	-	-	1.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$28
Mortality & expense charges	(9)
Net investment income (loss)	19

Gain (loss) on investments:
Net realized gain (loss)	(68)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	165
Net gain (loss)	97

Increase (decrease) in net assets from operations	$116

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$19	$72
Net realized gain (loss)	(68)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	165	(150)

Increase (decrease) in net assets from operations	116	(78)

Contract owner transactions:
Proceeds from units sold	3	16
Cost of units redeemed	(2,579)	-
Account charges	-	-
Increase (decrease)	(2,576)	16
Net increase (decrease)	(2,460)	(62)
Net assets, beginning	2,460	2,522
Net assets, ending	$-	$2,460

Units sold	4	14
Units redeemed	(2,187)	-
Net increase (decrease)	(2,183)	14
Units outstanding, beginning	2,183	2,169
Units outstanding, ending	-	2,183

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$328,361
Cost of units redeemed/account charges	(340,130)
Net investment income (loss)	29,707
Net realized gain (loss)	(23,070)
Realized gain distributions	5,132
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	1.25%	6.8%	12/31/2019	$1.23	0	$0	1.00%	7.1%	12/31/2019	$1.26	0	$0	0.75%	7.4%
12/31/2018	1.13	2	2	1.25%	-3.1%	12/31/2018	1.15	0	0	1.00%	-2.9%	12/31/2018	1.17	0	0	0.75%	-2.6%
12/31/2017	1.16	2	3	1.25%	3.2%	12/31/2017	1.18	0	0	1.00%	3.5%	12/31/2017	1.20	0	0	0.75%	3.7%
12/31/2016	1.13	66	74	1.25%	6.6%	12/31/2016	1.14	0	0	1.00%	6.9%	12/31/2016	1.16	0	0	0.75%	7.2%
12/31/2015	1.06	159	168	1.25%	-5.5%	12/31/2015	1.07	0	0	1.00%	-5.2%	12/31/2015	1.08	0	0	0.75%	-5.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	0	$0	0.50%	7.6%	12/31/2019	$1.31	0	$0	0.25%	7.9%	12/31/2019	$1.34	0	$0	0.00%	8.2%
12/31/2018	1.19	0	0	0.50%	-2.4%	12/31/2018	1.21	0	0	0.25%	-2.1%	12/31/2018	1.24	0	0	0.00%	-1.9%
12/31/2017	1.22	0	0	0.50%	4.0%	12/31/2017	1.24	0	0	0.25%	4.2%	12/31/2017	1.26	0	0	0.00%	4.5%
12/31/2016	1.17	0	0	0.50%	7.4%	12/31/2016	1.19	0	0	0.25%	7.7%	12/31/2016	1.21	0	0	0.00%	8.0%
12/31/2015	1.09	0	0	0.50%	-4.7%	12/31/2015	1.11	0	0	0.25%	-4.5%	12/31/2015	1.12	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	4.2%
2017	0.7%
2016	3.3%
2015	4.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Templeton International Bond Fund A Class - 06-CHN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$856,800	$884,504	87,593
Receivables: investments sold	1,620
Payables: investments purchased	-
Net assets	$858,420

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$858,420	814,428	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$858,420	814,428

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$28,382
Mortality & expense charges	(5,922)
Net investment income (loss)	22,460

Gain (loss) on investments:
Net realized gain (loss)	(1,538)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(27,704)
Net gain (loss)	(29,242)

Increase (decrease) in net assets from operations	$(6,782)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$22,460	$-
Net realized gain (loss)	(1,538)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(27,704)	-

Increase (decrease) in net assets from operations	(6,782)	-

Contract owner transactions:
Proceeds from units sold	938,150	-
Cost of units redeemed	(72,948)	-
Account charges	-	-
Increase (decrease)	865,202	-
Net increase (decrease)	858,420	-
Net assets, beginning	-	-
Net assets, ending	$858,420	$-

Units sold	886,201	-
Units redeemed	(71,773)	-
Net increase (decrease)	814,428	-
Units outstanding, beginning	-	-
Units outstanding, ending	814,428	-

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$938,150
Cost of units redeemed/account charges	(72,948)
Net investment income (loss)	22,460
Net realized gain (loss)	(1,538)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(27,704)
Net assets	$858,420

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	814	$858	1.25%	0.9%	12/31/2019	$1.06	0	$0	1.00%	1.2%	12/31/2019	$1.08	0	$0	0.75%	1.4%
12/31/2018	1.04	0	0	1.25%	0.5%	12/31/2018	1.05	0	0	1.00%	0.8%	12/31/2018	1.06	0	0	0.75%	1.1%
12/31/2017	1.04	0	0	1.25%	1.0%	12/31/2017	1.04	0	0	1.00%	1.2%	12/31/2017	1.05	0	0	0.75%	1.5%
12/31/2016	1.03	0	0	1.25%	5.6%	12/31/2016	1.03	0	0	1.00%	5.8%	12/31/2016	1.03	0	0	0.75%	6.1%
12/31/2015	0.97	0	0	1.25%	-2.5%	12/31/2015	0.97	0	0	1.00%	-2.5%	12/31/2015	0.98	0	0	0.75%	-2.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	1.7%	12/31/2019	$1.10	0	$0	0.25%	1.9%	12/31/2019	$1.11	0	$0	0.00%	2.2%
12/31/2018	1.07	0	0	0.50%	1.3%	12/31/2018	1.08	0	0	0.25%	1.6%	12/31/2018	1.09	0	0	0.00%	1.8%
12/31/2017	1.06	0	0	0.50%	1.7%	12/31/2017	1.06	0	0	0.25%	2.0%	12/31/2017	1.07	0	0	0.00%	2.3%
12/31/2016	1.04	0	0	0.50%	6.4%	12/31/2016	1.04	0	0	0.25%	6.6%	12/31/2016	1.04	0	0	0.00%	6.9%
12/31/2015	0.98	0	0	0.50%	-2.5%	12/31/2015	0.98	0	0	0.25%	-2.4%	12/31/2015	0.98	0	0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	6.6%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Growth Opportunities Fund R Class - 06-CMW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$131,930	$123,003	3,579
Receivables: investments sold	-
Payables: investments purchased	(17)
Net assets	$131,913

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$62,045	37,084	$1.67
Band 100	69,868	41,383	1.69
Band 75	-	-	1.70
Band 50	-	-	1.72
Band 25	-	-	1.73
Band 0	-	-	1.75
Total	$131,913	78,467

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,383)
Net investment income (loss)	(1,383)

Gain (loss) on investments:
Net realized gain (loss)	3,523
Realized gain distributions	11,149
Net change in unrealized appreciation (depreciation)	19,502
Net gain (loss)	34,174

Increase (decrease) in net assets from operations	$32,791

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,383)	$(1,283)
Net realized gain (loss)	3,523	8,245
Realized gain distributions	11,149	12,470
Net change in unrealized appreciation (depreciation)	19,502	(20,146)

Increase (decrease) in net assets from operations	32,791	(714)

Contract owner transactions:
Proceeds from units sold	35,872	32,732
Cost of units redeemed	(39,261)	(37,912)
Account charges	(66)	(209)
Increase (decrease)	(3,455)	(5,389)
Net increase (decrease)	29,336	(6,103)
Net assets, beginning	102,577	108,680
Net assets, ending	$131,913	$102,577

Units sold	23,634	22,752
Units redeemed	(25,674)	(25,586)
Net increase (decrease)	(2,040)	(2,834)
Units outstanding, beginning	80,507	83,341
Units outstanding, ending	78,467	80,507

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$693,300
Cost of units redeemed/account charges	(648,427)
Net investment income (loss)	(7,986)
Net realized gain (loss)	41,308
Realized gain distributions	44,791
Net change in unrealized appreciation (depreciation)	8,927
Net assets	$131,913

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.67	37	$62	1.25%	31.8%	12/31/2019	$1.69	41	$70	1.00%	32.1%	12/31/2019	$1.70	0	$0	0.75%	32.5%
12/31/2018	1.27	35	45	1.25%	-2.4%	12/31/2018	1.28	45	58	1.00%	-2.2%	12/31/2018	1.29	0	0	0.75%	-1.9%
12/31/2017	1.30	37	48	1.25%	26.8%	12/31/2017	1.31	47	61	1.00%	27.1%	12/31/2017	1.31	0	0	0.75%	27.4%
12/31/2016	1.03	496	509	1.25%	2.6%	12/31/2016	1.03	57	59	1.00%	2.8%	12/31/2016	1.03	0	0	0.75%	3.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.72	0	$0	0.50%	32.8%	12/31/2019	$1.73	0	$0	0.25%	33.1%	12/31/2019	$1.75	0	$0	0.00%	33.5%
12/31/2018	1.29	0	0	0.50%	-1.7%	12/31/2018	1.30	0	0	0.25%	-1.4%	12/31/2018	1.31	0	0	0.00%	-1.2%
12/31/2017	1.32	0	0	0.50%	27.7%	12/31/2017	1.32	0	0	0.25%	28.0%	12/31/2017	1.33	0	0	0.00%	28.4%
12/31/2016	1.03	0	0	0.50%	3.1%	12/31/2016	1.03	0	0	0.25%	3.3%	12/31/2016	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Growth Fund Advisor Class - 06-CMX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,136,270	$7,354,520	74,636
Receivables: investments sold	255,905
Payables: investments purchased	-
Net assets	$8,392,175

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,392,175	4,933,465	$1.70
Band 100	-	-	1.72
Band 75	-	-	1.73
Band 50	-	-	1.75
Band 25	-	-	1.76
Band 0	-	-	1.78
Total	$8,392,175	4,933,465

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$49,357
Mortality & expense charges	(91,461)
Net investment income (loss)	(42,104)

Gain (loss) on investments:
Net realized gain (loss)	24,617
Realized gain distributions	406,855
Net change in unrealized appreciation (depreciation)	1,527,051
Net gain (loss)	1,958,523

Increase (decrease) in net assets from operations	$1,916,419

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(42,104)	$26,824
Net realized gain (loss)	24,617	26,403
Realized gain distributions	406,855	73,261
Net change in unrealized appreciation (depreciation)	1,527,051	(766,093)

Increase (decrease) in net assets from operations	1,916,419	(639,605)

Contract owner transactions:
Proceeds from units sold	988,008	7,624,166
Cost of units redeemed	(958,086)	(668,617)
Account charges	(685)	(648)
Increase (decrease)	29,237	6,954,901
Net increase (decrease)	1,945,656	6,315,296
Net assets, beginning	6,446,519	131,223
Net assets, ending	$8,392,175	$6,446,519

Units sold	620,226	5,332,118
Units redeemed	(646,362)	(469,069)
Net increase (decrease)	(26,136)	4,863,049
Units outstanding, beginning	4,959,601	96,552
Units outstanding, ending	4,933,465	4,959,601

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$8,722,062
Cost of units redeemed/account charges	(1,631,569)
Net investment income (loss)	(15,940)
Net realized gain (loss)	52,717
Realized gain distributions	483,155
Net change in unrealized appreciation (depreciation)	781,750
Net assets	$8,392,175

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.70	4,933	$8,392	1.25%	30.9%	12/31/2019	$1.72	0	$0	1.00%	31.2%	12/31/2019	$1.73	0	$0	0.75%	31.5%
12/31/2018	1.30	4,960	6,447	1.25%	-4.4%	12/31/2018	1.31	0	0	1.00%	-4.1%	12/31/2018	1.32	0	0	0.75%	-3.9%
12/31/2017	1.36	97	131	1.25%	25.6%	12/31/2017	1.36	0	0	1.00%	25.9%	12/31/2017	1.37	0	0	0.75%	26.2%
12/31/2016	1.08	81	88	1.25%	8.2%	12/31/2016	1.08	0	0	1.00%	8.4%	12/31/2016	1.09	0	0	0.75%	8.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.75	0	$0	0.50%	31.9%	12/31/2019	$1.76	0	$0	0.25%	32.2%	12/31/2019	$1.78	0	$0	0.00%	32.5%
12/31/2018	1.33	0	0	0.50%	-3.6%	12/31/2018	1.33	0	0	0.25%	-3.4%	12/31/2018	1.34	0	0	0.00%	-3.2%
12/31/2017	1.38	0	0	0.50%	26.5%	12/31/2017	1.38	0	0	0.25%	26.8%	12/31/2017	1.39	0	0	0.00%	27.1%
12/31/2016	1.09	0	0	0.50%	8.8%	12/31/2016	1.09	0	0	0.25%	8.9%	12/31/2016	1.09	0	0	0.00%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	1.5%
2017	0.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Small Cap Value Fund Advisor Class - 06-CMY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$150,271	$147,143	2,633
Receivables: investments sold	-
Payables: investments purchased	(14,020)
Net assets	$136,251

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$136,251	94,125	$1.45
Band 100	-	-	1.46
Band 75	-	-	1.47
Band 50	-	-	1.49
Band 25	-	-	1.50
Band 0	-	-	1.51
Total	$136,251	94,125

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,919
Mortality & expense charges	(1,688)
Net investment income (loss)	231

Gain (loss) on investments:
Net realized gain (loss)	(2,756)
Realized gain distributions	6,792
Net change in unrealized appreciation (depreciation)	25,058
Net gain (loss)	29,094

Increase (decrease) in net assets from operations	$29,325

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$231	$(191)
Net realized gain (loss)	(2,756)	13
Realized gain distributions	6,792	11,484
Net change in unrealized appreciation (depreciation)	25,058	(23,516)

Increase (decrease) in net assets from operations	29,325	(12,210)

Contract owner transactions:
Proceeds from units sold	22,684	54,896
Cost of units redeemed	(30,910)	(840)
Account charges	(75)	(67)
Increase (decrease)	(8,301)	53,989
Net increase (decrease)	21,024	41,779
Net assets, beginning	115,227	73,448
Net assets, ending	$136,251	$115,227

Units sold	19,219	45,294
Units redeemed	(24,435)	(667)
Net increase (decrease)	(5,216)	44,627
Units outstanding, beginning	99,341	54,714
Units outstanding, ending	94,125	99,341

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$165,946
Cost of units redeemed/account charges	(53,245)
Net investment income (loss)	(229)
Net realized gain (loss)	(2,766)
Realized gain distributions	23,417
Net change in unrealized appreciation (depreciation)	3,128
Net assets	$136,251

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.45	94	$136	1.25%	24.8%	12/31/2019	$1.46	0	$0	1.00%	25.1%	12/31/2019	$1.47	0	$0	0.75%	25.4%
12/31/2018	1.16	99	115	1.25%	-13.6%	12/31/2018	1.17	0	0	1.00%	-13.4%	12/31/2018	1.18	0	0	0.75%	-13.2%
12/31/2017	1.34	55	73	1.25%	9.6%	12/31/2017	1.35	0	0	1.00%	9.9%	12/31/2017	1.35	0	0	0.75%	10.1%
12/31/2016	1.22	23	28	1.25%	22.5%	12/31/2016	1.23	0	0	1.00%	22.7%	12/31/2016	1.23	0	0	0.75%	22.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.49	0	$0	0.50%	25.7%	12/31/2019	$1.50	0	$0	0.25%	26.1%	12/31/2019	$1.51	0	$0	0.00%	26.4%
12/31/2018	1.18	0	0	0.50%	-12.9%	12/31/2018	1.19	0	0	0.25%	-12.7%	12/31/2018	1.20	0	0	0.00%	-12.5%
12/31/2017	1.36	0	0	0.50%	10.4%	12/31/2017	1.36	0	0	0.25%	10.7%	12/31/2017	1.37	0	0	0.00%	11.0%
12/31/2016	1.23	0	0	0.50%	23.1%	12/31/2016	1.23	0	0	0.25%	23.3%	12/31/2016	1.23	0	0	0.00%	23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	0.9%
2017	1.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Small-Mid Cap Growth Fund Advisor Class - 06-CNC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,835	$18,981	493
Receivables: investments sold	375
Payables: investments purchased	-
Net assets	$18,210

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,210	11,466	$1.59
Band 100	-	-	1.60
Band 75	-	-	1.62
Band 50	-	-	1.63
Band 25	-	-	1.65
Band 0	-	-	1.66
Total	$18,210	11,466

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(112)
Net investment income (loss)	(112)

Gain (loss) on investments:
Net realized gain (loss)	(538)
Realized gain distributions	2,066
Net change in unrealized appreciation (depreciation)	525
Net gain (loss)	2,053

Increase (decrease) in net assets from operations	$1,941

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(112)	$(73)
Net realized gain (loss)	(538)	(1)
Realized gain distributions	2,066	870
Net change in unrealized appreciation (depreciation)	525	(1,671)

Increase (decrease) in net assets from operations	1,941	(875)

Contract owner transactions:
Proceeds from units sold	16,474	8,899
Cost of units redeemed	(8,177)	-
Account charges	(31)	(21)
Increase (decrease)	8,266	8,878
Net increase (decrease)	10,207	8,003
Net assets, beginning	8,003	-
Net assets, ending	$18,210	$8,003

Units sold	10,727	6,593
Units redeemed	(5,838)	(16)
Net increase (decrease)	4,889	6,577
Units outstanding, beginning	6,577	-
Units outstanding, ending	11,466	6,577

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$25,373
Cost of units redeemed/account charges	(8,229)
Net investment income (loss)	(185)
Net realized gain (loss)	(539)
Realized gain distributions	2,936
Net change in unrealized appreciation (depreciation)	(1,146)
Net assets	$18,210

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.59	11	$18	1.25%	30.5%	12/31/2019	$1.60	0	$0	1.00%	30.9%	12/31/2019	$1.62	0	$0	0.75%	31.2%
12/31/2018	1.22	7	8	1.25%	-5.6%	12/31/2018	1.22	0	0	1.00%	-5.4%	12/31/2018	1.23	0	0	0.75%	-5.1%
12/31/2017	1.29	0	0	1.25%	20.3%	12/31/2017	1.29	0	0	1.00%	20.6%	12/31/2017	1.30	0	0	0.75%	20.9%
12/31/2016	1.07	0	0	1.25%	7.1%	12/31/2016	1.07	0	0	1.00%	7.3%	12/31/2016	1.07	0	0	0.75%	7.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.63	0	$0	0.50%	31.5%	12/31/2019	$1.65	0	$0	0.25%	31.8%	12/31/2019	$1.66	0	$0	0.00%	32.2%
12/31/2018	1.24	0	0	0.50%	-4.9%	12/31/2018	1.25	0	0	0.25%	-4.6%	12/31/2018	1.26	0	0	0.00%	-4.4%
12/31/2017	1.30	0	0	0.50%	21.2%	12/31/2017	1.31	0	0	0.25%	21.5%	12/31/2017	1.32	0	0	0.00%	21.8%
12/31/2016	1.08	0	0	0.50%	7.6%	12/31/2016	1.08	0	0	0.25%	7.8%	12/31/2016	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Strategic Income Fund Advisor Class - 06-CNF (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	1.25%	7.2%	12/31/2019	$1.13	0	$0	1.00%	7.5%	12/31/2019	$1.14	0	$0	0.75%	7.7%
12/31/2018	1.05	0	0	1.25%	-2.9%	12/31/2018	1.05	0	0	1.00%	-2.6%	12/31/2018	1.06	0	0	0.75%	-2.4%
12/31/2017	1.08	0	0	1.25%	3.5%	12/31/2017	1.08	0	0	1.00%	3.7%	12/31/2017	1.09	0	0	0.75%	4.0%
12/31/2016	1.04	0	0	1.25%	4.1%	12/31/2016	1.04	0	0	1.00%	4.2%	12/31/2016	1.04	0	0	0.75%	4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	8.0%	12/31/2019	$1.16	0	$0	0.25%	8.3%	12/31/2019	$1.17	0	$0	0.00%	8.5%
12/31/2018	1.07	0	0	0.50%	-2.1%	12/31/2018	1.07	0	0	0.25%	-1.9%	12/31/2018	1.08	0	0	0.00%	-1.6%
12/31/2017	1.09	0	0	0.50%	4.2%	12/31/2017	1.09	0	0	0.25%	4.5%	12/31/2017	1.10	0	0	0.00%	4.8%
12/31/2016	1.05	0	0	0.50%	4.6%	12/31/2016	1.05	0	0	0.25%	4.7%	12/31/2016	1.05	0	0	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Templeton Foreign Fund Advisor Class - 06-CNG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(184)
Net investment income (loss)	(184)

Gain (loss) on investments:
Net realized gain (loss)	(209)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	605
Net gain (loss)	396

Increase (decrease) in net assets from operations	$212

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(184)	$(1,246)
Net realized gain (loss)	(209)	(2,767)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	605	(4,754)

Increase (decrease) in net assets from operations	212	(8,767)

Contract owner transactions:
Proceeds from units sold	57	61,936
Cost of units redeemed	(4,331)	(239,139)
Account charges	-	(191)
Increase (decrease)	(4,274)	(177,394)
Net increase (decrease)	(4,062)	(186,161)
Net assets, beginning	4,062	190,223
Net assets, ending	$-	$4,062

Units sold	49	49,009
Units redeemed	(3,770)	(191,549)
Net increase (decrease)	(3,721)	(142,540)
Units outstanding, beginning	3,721	146,261
Units outstanding, ending	-	3,721

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$652,377
Cost of units redeemed/account charges	(683,997)
Net investment income (loss)	3,391
Net realized gain (loss)	28,229
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	0	$0	1.25%	11.6%	12/31/2019	$1.23	0	$0	1.00%	11.8%	12/31/2019	$1.24	0	$0	0.75%	12.1%
12/31/2018	1.09	4	4	1.25%	-16.1%	12/31/2018	1.10	0	0	1.00%	-15.8%	12/31/2018	1.11	0	0	0.75%	-15.6%
12/31/2017	1.30	146	190	1.25%	16.1%	12/31/2017	1.31	0	0	1.00%	16.4%	12/31/2017	1.31	0	0	0.75%	16.7%
12/31/2016	1.12	221	247	1.25%	12.0%	12/31/2016	1.12	0	0	1.00%	12.2%	12/31/2016	1.12	0	0	0.75%	12.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	0	$0	0.50%	12.4%	12/31/2019	$1.26	0	$0	0.25%	12.7%	12/31/2019	$1.27	0	$0	0.00%	13.0%
12/31/2018	1.11	0	0	0.50%	-15.4%	12/31/2018	1.12	0	0	0.25%	-15.2%	12/31/2018	1.13	0	0	0.00%	-15.0%
12/31/2017	1.32	0	0	0.50%	17.0%	12/31/2017	1.32	0	0	0.25%	17.3%	12/31/2017	1.33	0	0	0.00%	17.6%
12/31/2016	1.13	0	0	0.50%	12.5%	12/31/2016	1.13	0	0	0.25%	12.7%	12/31/2016	1.13	0	0	0.00%	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.1%
2017	1.5%
2016	3.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Templeton Global Bond Fund Advisor Class - 06-CNH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,869,201	$1,938,675	185,429
Receivables: investments sold	109,331
Payables: investments purchased	-
Net assets	$1,978,532

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,978,532	1,831,866	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$1,978,532	1,831,866

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$91,592
Mortality & expense charges	(18,599)
Net investment income (loss)	72,993

Gain (loss) on investments:
Net realized gain (loss)	(46,604)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(19,675)
Net gain (loss)	(66,279)

Increase (decrease) in net assets from operations	$6,714

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$72,993	$66,300
Net realized gain (loss)	(46,604)	3,901
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(19,675)	(64,970)

Increase (decrease) in net assets from operations	6,714	5,231

Contract owner transactions:
Proceeds from units sold	1,497,859	674,418
Cost of units redeemed	(913,357)	(558,367)
Account charges	(123)	(75)
Increase (decrease)	584,379	115,976
Net increase (decrease)	591,093	121,207
Net assets, beginning	1,387,439	1,266,232
Net assets, ending	$1,978,532	$1,387,439

Units sold	1,390,145	623,183
Units redeemed	(838,169)	(513,418)
Net increase (decrease)	551,976	109,765
Units outstanding, beginning	1,279,890	1,170,125
Units outstanding, ending	1,831,866	1,279,890

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,552,668
Cost of units redeemed/account charges	(1,639,163)
Net investment income (loss)	166,593
Net realized gain (loss)	(32,092)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(69,474)
Net assets	$1,978,532

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	1,832	$1,979	1.25%	-0.4%	12/31/2019	$1.09	0	$0	1.00%	-0.1%	12/31/2019	$1.10	0	$0	0.75%	0.1%
12/31/2018	1.08	1,280	1,387	1.25%	0.2%	12/31/2018	1.09	0	0	1.00%	0.4%	12/31/2018	1.10	0	0	0.75%	0.7%
12/31/2017	1.08	1,170	1,266	1.25%	1.4%	12/31/2017	1.09	0	0	1.00%	1.6%	12/31/2017	1.09	0	0	0.75%	1.9%
12/31/2016	1.07	766	818	1.25%	6.8%	12/31/2016	1.07	0	0	1.00%	6.9%	12/31/2016	1.07	0	0	0.75%	7.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	0.4%	12/31/2019	$1.12	0	$0	0.25%	0.6%	12/31/2019	$1.13	0	$0	0.00%	0.9%
12/31/2018	1.11	0	0	0.50%	0.9%	12/31/2018	1.11	0	0	0.25%	1.2%	12/31/2018	1.12	0	0	0.00%	1.4%
12/31/2017	1.10	0	0	0.50%	2.1%	12/31/2017	1.10	0	0	0.25%	2.4%	12/31/2017	1.10	0	0	0.00%	2.6%
12/31/2016	1.07	0	0	0.50%	7.3%	12/31/2016	1.07	0	0	0.25%	7.4%	12/31/2016	1.08	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.4%
2018	6.1%
2017	4.0%
2016	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Templeton Growth Fund Advisor Class - 06-CNJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$76
Net realized gain (loss)	-	(2,456)
Realized gain distributions	-	951
Net change in unrealized appreciation (depreciation)	-	(437)

Increase (decrease) in net assets from operations	-	(1,866)

Contract owner transactions:
Proceeds from units sold	-	118
Cost of units redeemed	-	(9,952)
Account charges	-	-
Increase (decrease)	-	(9,834)
Net increase (decrease)	-	(11,700)
Net assets, beginning	-	11,700
Net assets, ending	$-	$-

Units sold	-	90
Units redeemed	-	(9,019)
Net increase (decrease)	-	(8,929)
Units outstanding, beginning	-	8,929
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$228,146
Cost of units redeemed/account charges	(225,966)
Net investment income (loss)	102
Net realized gain (loss)	(3,233)
Realized gain distributions	951
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	0	$0	1.25%	13.7%	12/31/2019	$1.27	0	$0	1.00%	14.0%	12/31/2019	$1.28	0	$0	0.75%	14.2%
12/31/2018	1.11	0	0	1.25%	-15.4%	12/31/2018	1.12	0	0	1.00%	-15.2%	12/31/2018	1.12	0	0	0.75%	-15.0%
12/31/2017	1.31	9	12	1.25%	16.6%	12/31/2017	1.32	0	0	1.00%	16.9%	12/31/2017	1.32	0	0	0.75%	17.2%
12/31/2016	1.12	0	0	1.25%	12.4%	12/31/2016	1.13	0	0	1.00%	12.5%	12/31/2016	1.13	0	0	0.75%	12.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.30	0	$0	0.50%	14.5%	12/31/2019	$1.31	0	$0	0.25%	14.8%	12/31/2019	$1.32	0	$0	0.00%	15.1%
12/31/2018	1.13	0	0	0.50%	-14.8%	12/31/2018	1.14	0	0	0.25%	-14.5%	12/31/2018	1.15	0	0	0.00%	-14.3%
12/31/2017	1.33	0	0	0.50%	17.5%	12/31/2017	1.33	0	0	0.25%	17.8%	12/31/2017	1.34	0	0	0.00%	18.1%
12/31/2016	1.13	0	0	0.50%	12.9%	12/31/2016	1.13	0	0	0.25%	13.1%	12/31/2016	1.13	0	0	0.00%	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	3.7%
2017	4.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Growth Opportunities Fund Advisor Class - 06-CNW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,650	$9,642	225
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$9,642

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,642	5,662	$1.70
Band 100	-	-	1.72
Band 75	-	-	1.73
Band 50	-	-	1.75
Band 25	-	-	1.77
Band 0	-	-	1.78
Total	$9,642	5,662

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(66)
Net investment income (loss)	(66)

Gain (loss) on investments:
Net realized gain (loss)	1
Realized gain distributions	704
Net change in unrealized appreciation (depreciation)	224
Net gain (loss)	929

Increase (decrease) in net assets from operations	$863

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(66)	$(10)
Net realized gain (loss)	1	-
Realized gain distributions	704	118
Net change in unrealized appreciation (depreciation)	224	(201)

Increase (decrease) in net assets from operations	863	(93)

Contract owner transactions:
Proceeds from units sold	7,638	966
Cost of units redeemed	-	-
Account charges	(35)	(4)
Increase (decrease)	7,603	962
Net increase (decrease)	8,466	869
Net assets, beginning	1,176	307
Net assets, ending	$9,642	$1,176

Units sold	4,769	684
Units redeemed	(22)	(3)
Net increase (decrease)	4,747	681
Units outstanding, beginning	915	234
Units outstanding, ending	5,662	915

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$8,903
Cost of units redeemed/account charges	(39)
Net investment income (loss)	(76)
Net realized gain (loss)	1
Realized gain distributions	845
Net change in unrealized appreciation (depreciation)	8
Net assets	$9,642

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.70	6	$10	1.25%	32.5%	12/31/2019	$1.72	0	$0	1.00%	32.8%	12/31/2019	$1.73	0	$0	0.75%	33.1%
12/31/2018	1.29	1	1	1.25%	-2.0%	12/31/2018	1.29	0	0	1.00%	-1.8%	12/31/2018	1.30	0	0	0.75%	-1.5%
12/31/2017	1.31	0	0	1.25%	27.4%	12/31/2017	1.32	0	0	1.00%	27.7%	12/31/2017	1.32	0	0	0.75%	28.1%
12/31/2016	1.03	0	0	1.25%	3.0%	12/31/2016	1.03	0	0	1.00%	3.1%	12/31/2016	1.03	0	0	0.75%	3.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.75	0	$0	0.50%	33.5%	12/31/2019	$1.77	0	$0	0.25%	33.8%	12/31/2019	$1.78	0	$0	0.00%	34.1%
12/31/2018	1.31	0	0	0.50%	-1.3%	12/31/2018	1.32	0	0	0.25%	-1.0%	12/31/2018	1.33	0	0	0.00%	-0.8%
12/31/2017	1.33	0	0	0.50%	28.4%	12/31/2017	1.33	0	0	0.25%	28.7%	12/31/2017	1.34	0	0	0.00%	29.0%
12/31/2016	1.03	0	0	0.50%	3.4%	12/31/2016	1.04	0	0	0.25%	3.6%	12/31/2016	1.04	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Strategic Income Fund R6 Class - 06-CXH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,223,905	$1,249,958	128,195
Receivables: investments sold	6,773
Payables: investments purchased	-
Net assets	$1,230,678

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,230,678	1,130,630	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$1,230,678	1,130,630

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$50,662
Mortality & expense charges	(12,992)
Net investment income (loss)	37,670

Gain (loss) on investments:
Net realized gain (loss)	(621)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	26,667
Net gain (loss)	26,046

Increase (decrease) in net assets from operations	$63,716

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$37,670	$28,886
Net realized gain (loss)	(621)	(4,665)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	26,667	(47,993)

Increase (decrease) in net assets from operations	63,716	(23,772)

Contract owner transactions:
Proceeds from units sold	341,682	57,009
Cost of units redeemed	(13,695)	(122,168)
Account charges	(143)	(254)
Increase (decrease)	327,844	(65,413)
Net increase (decrease)	391,560	(89,185)
Net assets, beginning	839,118	928,303
Net assets, ending	$1,230,678	$839,118

Units sold	317,152	55,319
Units redeemed	(13,059)	(119,099)
Net increase (decrease)	304,093	(63,780)
Units outstanding, beginning	826,537	890,317
Units outstanding, ending	1,130,630	826,537

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,468,241
Cost of units redeemed/account charges	(1,284,311)
Net investment income (loss)	77,889
Net realized gain (loss)	(5,088)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(26,053)
Net assets	$1,230,678

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	1,131	$1,231	1.25%	7.2%	12/31/2019	$1.10	0	$0	1.00%	7.5%	12/31/2019	$1.11	0	$0	0.75%	7.8%
12/31/2018	1.02	827	839	1.25%	-2.6%	12/31/2018	1.02	0	0	1.00%	-2.4%	12/31/2018	1.03	0	0	0.75%	-2.1%
12/31/2017	1.04	890	928	1.25%	3.6%	12/31/2017	1.05	0	0	1.00%	3.9%	12/31/2017	1.05	0	0	0.75%	4.2%
12/31/2016	1.01	0	0	1.25%	0.6%	12/31/2016	1.01	0	0	1.00%	0.6%	12/31/2016	1.01	0	0	0.75%	0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	8.0%	12/31/2019	$1.12	0	$0	0.25%	8.3%	12/31/2019	$1.13	0	$0	0.00%	8.6%
12/31/2018	1.03	0	0	0.50%	-1.9%	12/31/2018	1.04	0	0	0.25%	-1.6%	12/31/2018	1.04	0	0	0.00%	-1.4%
12/31/2017	1.05	0	0	0.50%	4.4%	12/31/2017	1.05	0	0	0.25%	4.7%	12/31/2017	1.06	0	0	0.00%	4.9%
12/31/2016	1.01	0	0	0.50%	0.7%	12/31/2016	1.01	0	0	0.25%	0.7%	12/31/2016	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.9%
2018	4.5%
2017	3.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Templeton Global Bond Fund R6 Class - 06-FGT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,194,321	$3,377,556	304,176
Receivables: investments sold	51,241
Payables: investments purchased	-
Net assets	$3,245,562

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,613,267	2,528,702	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	632,295	588,851	1.07
Total	$3,245,562	3,117,553

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$182,506
Mortality & expense charges	(28,009)
Net investment income (loss)	154,497

Gain (loss) on investments:
Net realized gain (loss)	(30,017)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(116,080)
Net gain (loss)	(146,097)

Increase (decrease) in net assets from operations	$8,400

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$154,497	$113,770
Net realized gain (loss)	(30,017)	(55,932)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(116,080)	(35,562)

Increase (decrease) in net assets from operations	8,400	22,276

Contract owner transactions:
Proceeds from units sold	2,103,379	3,111,500
Cost of units redeemed	(1,377,225)	(1,354,279)
Account charges	(7,692)	(3,898)
Increase (decrease)	718,462	1,753,323
Net increase (decrease)	726,862	1,775,599
Net assets, beginning	2,518,700	743,101
Net assets, ending	$3,245,562	$2,518,700

Units sold	2,064,486	3,347,913
Units redeemed	(1,360,557)	(1,646,396)
Net increase (decrease)	703,929	1,701,517
Units outstanding, beginning	2,413,624	712,107
Units outstanding, ending	3,117,553	2,413,624

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,388,094
Cost of units redeemed/account charges	(3,157,945)
Net investment income (loss)	287,187
Net realized gain (loss)	(88,539)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(183,235)
Net assets	$3,245,562

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	2,529	$2,613	1.25%	-0.2%	12/31/2019	$1.04	0	$0	1.00%	0.0%	12/31/2019	$1.05	0	$0	0.75%	0.3%
12/31/2018	1.04	1,739	1,802	1.25%	0.3%	12/31/2018	1.04	0	0	1.00%	0.5%	12/31/2018	1.05	0	0	0.75%	0.8%
12/31/2017	1.03	162	167	1.25%	1.5%	12/31/2017	1.04	0	0	1.00%	1.8%	12/31/2017	1.04	0	0	0.75%	2.0%
12/31/2016	1.02	0	0	1.25%	1.7%	12/31/2016	1.02	0	0	1.00%	1.8%	12/31/2016	1.02	0	0	0.75%	1.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	0.5%	12/31/2019	$1.07	0	$0	0.25%	0.8%	12/31/2019	$1.07	589	$632	0.00%	1.0%
12/31/2018	1.05	0	0	0.50%	1.1%	12/31/2018	1.06	0	0	0.25%	1.3%	12/31/2018	1.06	674	717	0.00%	1.6%
12/31/2017	1.04	0	0	0.50%	2.3%	12/31/2017	1.04	0	0	0.25%	2.5%	12/31/2017	1.05	550	576	0.00%	2.8%
12/31/2016	1.02	0	0	0.50%	1.8%	12/31/2016	1.02	0	0	0.25%	1.8%	12/31/2016	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	6.3%
2018	7.8%
2017	5.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Utilities Fund R6 Class - 06-FNP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$65,985	$56,910	3,496
Receivables: investments sold	11,767
Payables: investments purchased	-
Net assets	$77,752

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$77,752	54,224	$1.43
Band 100	-	-	1.44
Band 75	-	-	1.46
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	-	-	1.49
Total	$77,752	54,224

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,527
Mortality & expense charges	(690)
Net investment income (loss)	837

Gain (loss) on investments:
Net realized gain (loss)	99
Realized gain distributions	995
Net change in unrealized appreciation (depreciation)	10,032
Net gain (loss)	11,126

Increase (decrease) in net assets from operations	$11,963

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$837	$694
Net realized gain (loss)	99	(213)
Realized gain distributions	995	1,312
Net change in unrealized appreciation (depreciation)	10,032	(1,216)

Increase (decrease) in net assets from operations	11,963	577

Contract owner transactions:
Proceeds from units sold	22,863	43,352
Cost of units redeemed	(574)	(38,500)
Account charges	(57)	(97)
Increase (decrease)	22,232	4,755
Net increase (decrease)	34,195	5,332
Net assets, beginning	43,557	38,225
Net assets, ending	$77,752	$43,557

Units sold	16,572	71,221
Units redeemed	(478)	(67,101)
Net increase (decrease)	16,094	4,120
Units outstanding, beginning	38,130	34,010
Units outstanding, ending	54,224	38,130

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$104,132
Cost of units redeemed/account charges	(39,228)
Net investment income (loss)	1,549
Net realized gain (loss)	(114)
Realized gain distributions	2,338
Net change in unrealized appreciation (depreciation)	9,075
Net assets	$77,752

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.43	54	$78	1.25%	25.5%	12/31/2019	$1.44	0	$0	1.00%	25.8%	12/31/2019	$1.46	0	$0	0.75%	26.2%
12/31/2018	1.14	38	44	1.25%	1.6%	12/31/2018	1.15	0	0	1.00%	1.9%	12/31/2018	1.15	0	0	0.75%	2.1%
12/31/2017	1.12	34	38	1.25%	9.5%	12/31/2017	1.13	0	0	1.00%	9.8%	12/31/2017	1.13	0	0	0.75%	10.0%
12/31/2016	1.03	0	0	1.25%	2.6%	12/31/2016	1.03	0	0	1.00%	2.7%	12/31/2016	1.03	0	0	0.75%	2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.47	0	$0	0.50%	26.5%	12/31/2019	$1.48	0	$0	0.25%	26.8%	12/31/2019	$1.49	0	$0	0.00%	27.1%
12/31/2018	1.16	0	0	0.50%	2.4%	12/31/2018	1.17	0	0	0.25%	2.7%	12/31/2018	1.17	0	0	0.00%	2.9%
12/31/2017	1.13	0	0	0.50%	10.3%	12/31/2017	1.14	0	0	0.25%	10.6%	12/31/2017	1.14	0	0	0.00%	10.9%
12/31/2016	1.03	0	0	0.50%	2.7%	12/31/2016	1.03	0	0	0.25%	2.7%	12/31/2016	1.03	0	0	0.00%	2.7%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.5%
2018	2.9%
2017	0.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Utilities Fund Advisor Class - 06-FPC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$366,521	$325,716	16,487
Receivables: investments sold	168
Payables: investments purchased	-
Net assets	$366,689

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$366,689	256,433	$1.43
Band 100	-	-	1.44
Band 75	-	-	1.45
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$366,689	256,433

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$8,578
Mortality & expense charges	(4,033)
Net investment income (loss)	4,545

Gain (loss) on investments:
Net realized gain (loss)	817
Realized gain distributions	5,484
Net change in unrealized appreciation (depreciation)	59,730
Net gain (loss)	66,031

Increase (decrease) in net assets from operations	$70,576

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,545	$4,120
Net realized gain (loss)	817	(1,627)
Realized gain distributions	5,484	8,125
Net change in unrealized appreciation (depreciation)	59,730	(6,583)

Increase (decrease) in net assets from operations	70,576	4,035

Contract owner transactions:
Proceeds from units sold	37,335	41,907
Cost of units redeemed	(10,435)	(9,590)
Account charges	(215)	(130)
Increase (decrease)	26,685	32,187
Net increase (decrease)	97,261	36,222
Net assets, beginning	269,428	233,206
Net assets, ending	$366,689	$269,428

Units sold	29,657	37,953
Units redeemed	(9,411)	(9,470)
Net increase (decrease)	20,246	28,483
Units outstanding, beginning	236,187	207,704
Units outstanding, ending	256,433	236,187

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$319,433
Cost of units redeemed/account charges	(20,428)
Net investment income (loss)	10,471
Net realized gain (loss)	(794)
Realized gain distributions	17,202
Net change in unrealized appreciation (depreciation)	40,805
Net assets	$366,689

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.43	256	$367	1.25%	25.4%	12/31/2019	$1.44	0	$0	1.00%	25.7%	12/31/2019	$1.45	0	$0	0.75%	26.0%
12/31/2018	1.14	236	269	1.25%	1.6%	12/31/2018	1.15	0	0	1.00%	1.9%	12/31/2018	1.15	0	0	0.75%	2.1%
12/31/2017	1.12	208	233	1.25%	9.4%	12/31/2017	1.13	0	0	1.00%	9.7%	12/31/2017	1.13	0	0	0.75%	9.9%
12/31/2016	1.03	0	0	1.25%	2.6%	12/31/2016	1.03	0	0	1.00%	2.7%	12/31/2016	1.03	0	0	0.75%	2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.46	0	$0	0.50%	26.3%	12/31/2019	$1.47	0	$0	0.25%	26.6%	12/31/2019	$1.49	0	$0	0.00%	26.9%
12/31/2018	1.16	0	0	0.50%	2.4%	12/31/2018	1.16	0	0	0.25%	2.6%	12/31/2018	1.17	0	0	0.00%	2.9%
12/31/2017	1.13	0	0	0.50%	10.2%	12/31/2017	1.13	0	0	0.25%	10.5%	12/31/2017	1.14	0	0	0.00%	10.8%
12/31/2016	1.03	0	0	0.50%	2.7%	12/31/2016	1.03	0	0	0.25%	2.7%	12/31/2016	1.03	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.7%
2018	2.9%
2017	2.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Utilities Fund R Class - 06-FPN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,839	$22,377	1,132
Receivables: investments sold	19
Payables: investments purchased	-
Net assets	$24,858

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,858	17,652	$1.41
Band 100	-	-	1.42
Band 75	-	-	1.43
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	-	-	1.46
Total	$24,858	17,652

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$466
Mortality & expense charges	(263)
Net investment income (loss)	203

Gain (loss) on investments:
Net realized gain (loss)	83
Realized gain distributions	378
Net change in unrealized appreciation (depreciation)	3,757
Net gain (loss)	4,218

Increase (decrease) in net assets from operations	$4,421

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$203	$178
Net realized gain (loss)	83	(1,578)
Realized gain distributions	378	489
Net change in unrealized appreciation (depreciation)	3,757	945

Increase (decrease) in net assets from operations	4,421	34

Contract owner transactions:
Proceeds from units sold	6,679	1,262
Cost of units redeemed	(2,208)	(20,348)
Account charges	-	-
Increase (decrease)	4,471	(19,086)
Net increase (decrease)	8,892	(19,052)
Net assets, beginning	15,966	35,018
Net assets, ending	$24,858	$15,966

Units sold	5,255	1,146
Units redeemed	(1,745)	(18,353)
Net increase (decrease)	3,510	(17,207)
Units outstanding, beginning	14,142	31,349
Units outstanding, ending	17,652	14,142

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$48,639
Cost of units redeemed/account charges	(26,481)
Net investment income (loss)	557
Net realized gain (loss)	(1,813)
Realized gain distributions	1,494
Net change in unrealized appreciation (depreciation)	2,462
Net assets	$24,858

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.41	18	$25	1.25%	24.7%	12/31/2019	$1.42	0	$0	1.00%	25.0%	12/31/2019	$1.43	0	$0	0.75%	25.4%
12/31/2018	1.13	14	16	1.25%	1.1%	12/31/2018	1.13	0	0	1.00%	1.3%	12/31/2018	1.14	0	0	0.75%	1.6%
12/31/2017	1.12	31	35	1.25%	8.9%	12/31/2017	1.12	0	0	1.00%	9.1%	12/31/2017	1.12	0	0	0.75%	9.4%
12/31/2016	1.03	0	0	1.25%	2.6%	12/31/2016	1.03	0	0	1.00%	2.6%	12/31/2016	1.03	0	0	0.75%	2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.44	0	$0	0.50%	25.7%	12/31/2019	$1.45	0	$0	0.25%	26.0%	12/31/2019	$1.46	0	$0	0.00%	26.3%
12/31/2018	1.15	0	0	0.50%	1.8%	12/31/2018	1.15	0	0	0.25%	2.1%	12/31/2018	1.16	0	0	0.00%	2.3%
12/31/2017	1.13	0	0	0.50%	9.7%	12/31/2017	1.13	0	0	0.25%	10.0%	12/31/2017	1.13	0	0	0.00%	10.2%
12/31/2016	1.03	0	0	0.50%	2.7%	12/31/2016	1.03	0	0	0.25%	2.7%	12/31/2016	1.03	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	1.4%
2017	1.8%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Growth Series R6 Class - 06-FXP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$550,206	$523,631	4,987
Receivables: investments sold	9,909
Payables: investments purchased	-
Net assets	$560,115

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$560,115	404,770	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$560,115	404,770

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,872
Mortality & expense charges	(4,608)
Net investment income (loss)	(736)

Gain (loss) on investments:
Net realized gain (loss)	(23)
Realized gain distributions	27,548
Net change in unrealized appreciation (depreciation)	38,221
Net gain (loss)	65,746

Increase (decrease) in net assets from operations	$65,010

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(736)	$308
Net realized gain (loss)	(23)	(16)
Realized gain distributions	27,548	665
Net change in unrealized appreciation (depreciation)	38,221	(11,646)

Increase (decrease) in net assets from operations	65,010	(10,689)

Contract owner transactions:
Proceeds from units sold	449,724	139,166
Cost of units redeemed	(10,485)	(71,025)
Account charges	(1,586)	-
Increase (decrease)	437,653	68,141
Net increase (decrease)	502,663	57,452
Net assets, beginning	57,452	-
Net assets, ending	$560,115	$57,452

Units sold	359,744	111,629
Units redeemed	(9,366)	(57,237)
Net increase (decrease)	350,378	54,392
Units outstanding, beginning	54,392	-
Units outstanding, ending	404,770	54,392

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$588,890
Cost of units redeemed/account charges	(83,096)
Net investment income (loss)	(428)
Net realized gain (loss)	(39)
Realized gain distributions	28,213
Net change in unrealized appreciation (depreciation)	26,575
Net assets	$560,115

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.38	405	$560	1.25%	31.0%	12/31/2019	$1.39	0	$0	1.00%	31.3%	12/31/2019	$1.40	0	$0	0.75%	31.7%
12/31/2018	1.06	54	57	1.25%	-4.3%	12/31/2018	1.06	0	0	1.00%	-4.0%	12/31/2018	1.06	0	0	0.75%	-3.8%
12/31/2017	1.10	0	0	1.25%	10.3%	12/31/2017	1.10	0	0	1.00%	10.5%	12/31/2017	1.11	0	0	0.75%	10.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.41	0	$0	0.50%	32.0%	12/31/2019	$1.42	0	$0	0.25%	32.3%	12/31/2019	$1.43	0	$0	0.00%	32.7%
12/31/2018	1.07	0	0	0.50%	-3.6%	12/31/2018	1.07	0	0	0.25%	-3.3%	12/31/2018	1.08	0	0	0.00%	-3.1%
12/31/2017	1.11	0	0	0.50%	10.8%	12/31/2017	1.11	0	0	0.25%	10.9%	12/31/2017	1.11	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	1.7%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Income Fund R6 Class - 06-GKR (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	1.25%	14.6%	12/31/2019	$1.09	0	$0	1.00%	14.9%	12/31/2019	$1.09	0	$0	0.75%	15.2%
12/31/2018	0.94	0	0	1.25%	-6.4%	12/31/2018	0.95	0	0	1.00%	-6.1%	12/31/2018	0.95	0	0	0.75%	-5.9%
12/31/2017	1.01	0	0	1.25%	0.8%	12/31/2017	1.01	0	0	1.00%	0.8%	12/31/2017	1.01	0	0	0.75%	0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	15.5%	12/31/2019	$1.10	0	$0	0.25%	15.8%	12/31/2019	$1.11	0	$0	0.00%	16.1%
12/31/2018	0.95	0	0	0.50%	-5.7%	12/31/2018	0.95	0	0	0.25%	-5.4%	12/31/2018	0.96	0	0	0.00%	-5.2%
12/31/2017	1.01	0	0	0.50%	0.8%	12/31/2017	1.01	0	0	0.25%	0.8%	12/31/2017	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Mutual Global Discovery Fund R6 Class - 06-FXR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,401
Mortality & expense charges	(436)
Net investment income (loss)	1,965

Gain (loss) on investments:
Net realized gain (loss)	2,545
Realized gain distributions	4,903
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	7,448

Increase (decrease) in net assets from operations	$9,413

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,965	$-
Net realized gain (loss)	2,545	-
Realized gain distributions	4,903	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	9,413	-

Contract owner transactions:
Proceeds from units sold	99,618	-
Cost of units redeemed	(109,031)	-
Account charges	-	-
Increase (decrease)	(9,413)	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	98,364	-
Units redeemed	(98,364)	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$99,618
Cost of units redeemed/account charges	(109,031)
Net investment income (loss)	1,965
Net realized gain (loss)	2,545
Realized gain distributions	4,903
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	1.25%	23.2%	12/31/2019	$1.12	0	$0	1.00%	23.6%	12/31/2019	$1.12	0	$0	0.75%	23.9%
12/31/2018	0.90	0	0	1.25%	-11.8%	12/31/2018	0.90	0	0	1.00%	-11.6%	12/31/2018	0.91	0	0	0.75%	-11.3%
12/31/2017	1.02	0	0	1.25%	2.1%	12/31/2017	1.02	0	0	1.00%	2.3%	12/31/2017	1.02	0	0	0.75%	2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	24.2%	12/31/2019	$1.14	0	$0	0.25%	24.5%	12/31/2019	$1.15	0	$0	0.00%	24.8%
12/31/2018	0.91	0	0	0.50%	-11.1%	12/31/2018	0.91	0	0	0.25%	-10.9%	12/31/2018	0.92	0	0	0.00%	-10.7%
12/31/2017	1.03	0	0	0.50%	2.5%	12/31/2017	1.03	0	0	0.25%	2.7%	12/31/2017	1.03	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Small Cap Value Fund R6 Class - 06-GKT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$55,245	$57,022	292
Receivables: investments sold	-
Payables: investments purchased	(40,137)
Net assets	$15,108

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,108	13,638	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$15,108	13,638

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$836
Mortality & expense charges	(193)
Net investment income (loss)	643

Gain (loss) on investments:
Net realized gain (loss)	1,590
Realized gain distributions	2,610
Net change in unrealized appreciation (depreciation)	(1,664)
Net gain (loss)	2,536

Increase (decrease) in net assets from operations	$3,179

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$643	$6
Net realized gain (loss)	1,590	-
Realized gain distributions	2,610	68
Net change in unrealized appreciation (depreciation)	(1,664)	(113)

Increase (decrease) in net assets from operations	3,179	(39)

Contract owner transactions:
Proceeds from units sold	67,706	649
Cost of units redeemed	(56,385)	-
Account charges	(1)	(1)
Increase (decrease)	11,320	648
Net increase (decrease)	14,499	609
Net assets, beginning	609	-
Net assets, ending	$15,108	$609

Units sold	64,032	688
Units redeemed	(51,081)	(1)
Net increase (decrease)	12,951	687
Units outstanding, beginning	687	-
Units outstanding, ending	13,638	687

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$68,355
Cost of units redeemed/account charges	(56,387)
Net investment income (loss)	649
Net realized gain (loss)	1,590
Realized gain distributions	2,678
Net change in unrealized appreciation (depreciation)	(1,777)
Net assets	$15,108

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	14	$15	1.25%	25.0%	12/31/2019	$1.11	0	$0	1.00%	25.3%	12/31/2019	$1.12	0	$0	0.75%	25.6%
12/31/2018	0.89	1	1	1.25%	-13.4%	12/31/2018	0.89	0	0	1.00%	-13.2%	12/31/2018	0.89	0	0	0.75%	-13.0%
12/31/2017	1.02	0	0	1.25%	2.3%	12/31/2017	1.02	0	0	1.00%	2.3%	12/31/2017	1.02	0	0	0.75%	2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	26.0%	12/31/2019	$1.13	0	$0	0.25%	26.3%	12/31/2019	$1.14	0	$0	0.00%	26.6%
12/31/2018	0.89	0	0	0.50%	-12.7%	12/31/2018	0.90	0	0	0.25%	-12.5%	12/31/2018	0.90	0	0	0.00%	-12.3%
12/31/2017	1.02	0	0	0.50%	2.3%	12/31/2017	1.02	0	0	0.25%	2.4%	12/31/2017	1.02	0	0	0.00%	2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	10.6%
2018	2.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Templeton Foreign Fund R6 Class - 06-GCR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$60,423	$57,158	8,515
Receivables: investments sold	294
Payables: investments purchased	-
Net assets	$60,717

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$60,717	61,278	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$60,717	61,278

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$6,824
Mortality & expense charges	(4,172)
Net investment income (loss)	2,652

Gain (loss) on investments:
Net realized gain (loss)	13,533
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	16,862
Net gain (loss)	30,395

Increase (decrease) in net assets from operations	$33,047

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,652	$8,916
Net realized gain (loss)	13,533	(9)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	16,862	(13,597)

Increase (decrease) in net assets from operations	33,047	(4,690)

Contract owner transactions:
Proceeds from units sold	143,328	304,015
Cost of units redeemed	(406,388)	(7,283)
Account charges	(1,019)	(293)
Increase (decrease)	(264,079)	296,439
Net increase (decrease)	(231,032)	291,749
Net assets, beginning	291,749	-
Net assets, ending	$60,717	$291,749

Units sold	154,695	337,237
Units redeemed	(422,119)	(8,535)
Net increase (decrease)	(267,424)	328,702
Units outstanding, beginning	328,702	-
Units outstanding, ending	61,278	328,702

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$447,343
Cost of units redeemed/account charges	(414,983)
Net investment income (loss)	11,568
Net realized gain (loss)	13,524
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	3,265
Net assets	$60,717

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.99	61	$61	1.25%	11.6%	12/31/2019	$1.00	0	$0	1.00%	11.9%	12/31/2019	$1.00	0	$0	0.75%	12.2%
12/31/2018	0.89	329	292	1.25%	-15.9%	12/31/2018	0.89	0	0	1.00%	-15.7%	12/31/2018	0.89	0	0	0.75%	-15.5%
12/31/2017	1.06	0	0	1.25%	5.5%	12/31/2017	1.06	0	0	1.00%	5.7%	12/31/2017	1.06	0	0	0.75%	5.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	0	$0	0.50%	12.5%	12/31/2019	$1.02	0	$0	0.25%	12.8%	12/31/2019	$1.02	0	$0	0.00%	13.0%
12/31/2018	0.90	0	0	0.50%	-15.3%	12/31/2018	0.90	0	0	0.25%	-15.1%	12/31/2018	0.90	0	0	0.00%	-14.8%
12/31/2017	1.06	0	0	0.50%	6.0%	12/31/2017	1.06	0	0	0.25%	6.1%	12/31/2017	1.06	0	0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.9%
2018	6.2%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin U.S. Government Securities Fund R6 Class - 06-3RV (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	1.25%	4.3%	12/31/2019	$1.05	0	$0	1.00%	4.5%	12/31/2019	$1.05	0	$0	0.75%	4.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	0.50%	5.0%	12/31/2019	$1.05	0	$0	0.25%	5.3%	12/31/2019	$1.06	0	$0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin International Growth Fund R6 Class - 06-3T4 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.27
Band 25	-	-	1.27
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	0	$0	1.25%	26.0%	12/31/2019	$1.26	0	$0	1.00%	26.3%	12/31/2019	$1.27	0	$0	0.75%	26.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	0	$0	0.50%	26.9%	12/31/2019	$1.27	0	$0	0.25%	27.2%	12/31/2019	$1.27	0	$0	0.00%	27.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Small-Mid Cap Growth Fund R6 Class - 06-3TC (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.22
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	0	$0	1.25%	21.1%	12/31/2019	$1.21	0	$0	1.00%	21.4%	12/31/2019	$1.22	0	$0	0.75%	21.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	0	$0	0.50%	22.0%	12/31/2019	$1.22	0	$0	0.25%	22.3%	12/31/2019	$1.23	0	$0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Rising Dividends Fund R6 Class - 06-3T7 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.24
Band 50	-	-	1.24
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.23	0	$0	1.25%	23.3%	12/31/2019	$1.24	0	$0	1.00%	23.6%	12/31/2019	$1.24	0	$0	0.75%	23.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	0	$0	0.50%	24.2%	12/31/2019	$1.24	0	$0	0.25%	24.5%	12/31/2019	$1.25	0	$0	0.00%	24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Small Cap Growth Fund R6 Class - 06-3T9 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.21
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	0	$0	1.25%	20.6%	12/31/2019	$1.21	0	$0	1.00%	20.8%	12/31/2019	$1.21	0	$0	0.75%	21.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	0	$0	0.50%	21.4%	12/31/2019	$1.22	0	$0	0.25%	21.7%	12/31/2019	$1.22	0	$0	0.00%	22.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Managed Income Fund R6 Class - 06-3TN (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	1.25%	13.1%	12/31/2019	$1.13	0	$0	1.00%	13.4%	12/31/2019	$1.14	0	$0	0.75%	13.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	13.9%	12/31/2019	$1.14	0	$0	0.25%	14.2%	12/31/2019	$1.14	0	$0	0.00%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Equity Income Fund R6 Class - 06-3T3 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.19
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	1.25%	18.7%	12/31/2019	$1.19	0	$0	1.00%	19.0%	12/31/2019	$1.19	0	$0	0.75%	19.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	0.50%	19.5%	12/31/2019	$1.20	0	$0	0.25%	19.8%	12/31/2019	$1.20	0	$0	0.00%	20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin Mutual Quest Fund R6 Class - 06-3T6 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	6.7%	12/31/2019	$1.07	0	$0	1.00%	7.0%	12/31/2019	$1.07	0	$0	0.75%	7.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	7.5%	12/31/2019	$1.08	0	$0	0.25%	7.7%	12/31/2019	$1.08	0	$0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Franklin DynaTech Fund R6 Class - 06-3RY (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.26
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	0	$0	1.25%	25.1%	12/31/2019	$1.25	0	$0	1.00%	25.4%	12/31/2019	$1.26	0	$0	0.75%	25.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	0	$0	0.50%	26.0%	12/31/2019	$1.26	0	$0	0.25%	26.3%	12/31/2019	$1.27	0	$0	0.00%	26.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Frost Credit Fund Institutional Class - 06-GKV (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	1.25%	5.9%	12/31/2019	$1.06	0	$0	1.00%	6.1%	12/31/2019	$1.07	0	$0	0.75%	6.4%
12/31/2018	1.00	0	0	1.25%	0.0%	12/31/2018	1.00	0	0	1.00%	0.2%	12/31/2018	1.01	0	0	0.75%	0.5%
12/31/2017	1.00	0	0	1.25%	0.0%	12/31/2017	1.00	0	0	1.00%	0.0%	12/31/2017	1.00	0	0	0.75%	0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	6.7%	12/31/2019	$1.08	0	$0	0.25%	6.9%	12/31/2019	$1.09	0	$0	0.00%	7.2%
12/31/2018	1.01	0	0	0.50%	0.7%	12/31/2018	1.01	0	0	0.25%	1.0%	12/31/2018	1.01	0	0	0.00%	1.3%
12/31/2017	1.00	0	0	0.50%	0.1%	12/31/2017	1.00	0	0	0.25%	0.1%	12/31/2017	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Frost Growth Equity Fund Institutional Class - 06-GKW (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	0	$0	1.25%	31.8%	12/31/2019	$1.35	0	$0	1.00%	32.2%	12/31/2019	$1.36	0	$0	0.75%	32.5%
12/31/2018	1.02	0	0	1.25%	1.7%	12/31/2018	1.02	0	0	1.00%	1.9%	12/31/2018	1.02	0	0	0.75%	2.2%
12/31/2017	1.00	0	0	1.25%	0.1%	12/31/2017	1.00	0	0	1.00%	0.1%	12/31/2017	1.00	0	0	0.75%	0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	0	$0	0.50%	32.8%	12/31/2019	$1.37	0	$0	0.25%	33.2%	12/31/2019	$1.38	0	$0	0.00%	33.5%
12/31/2018	1.03	0	0	0.50%	2.5%	12/31/2018	1.03	0	0	0.25%	2.7%	12/31/2018	1.03	0	0	0.00%	3.0%
12/31/2017	1.00	0	0	0.50%	0.1%	12/31/2017	1.00	0	0	0.25%	0.2%	12/31/2017	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Frost Total Return Bond Fund Institutional Class - 06-GKX (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	1.25%	4.1%	12/31/2019	$1.05	0	$0	1.00%	4.3%	12/31/2019	$1.05	0	$0	0.75%	4.6%
12/31/2018	1.00	0	0	1.25%	0.1%	12/31/2018	1.00	0	0	1.00%	0.4%	12/31/2018	1.01	0	0	0.75%	0.6%
12/31/2017	1.00	0	0	1.25%	0.0%	12/31/2017	1.00	0	0	1.00%	0.0%	12/31/2017	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	4.9%	12/31/2019	$1.06	0	$0	0.25%	5.1%	12/31/2019	$1.07	0	$0	0.00%	5.4%
12/31/2018	1.01	0	0	0.50%	0.9%	12/31/2018	1.01	0	0	0.25%	1.1%	12/31/2018	1.01	0	0	0.00%	1.4%
12/31/2017	1.00	0	0	0.50%	0.0%	12/31/2017	1.00	0	0	0.25%	0.0%	12/31/2017	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Frost Value Equity Fund Institutional Class - 06-GKY (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	1.25%	22.5%	12/31/2019	$1.07	0	$0	1.00%	22.8%	12/31/2019	$1.07	0	$0	0.75%	23.1%
12/31/2018	0.87	0	0	1.25%	-14.5%	12/31/2018	0.87	0	0	1.00%	-14.3%	12/31/2018	0.87	0	0	0.75%	-14.0%
12/31/2017	1.01	0	0	1.25%	1.3%	12/31/2017	1.01	0	0	1.00%	1.3%	12/31/2017	1.01	0	0	0.75%	1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	23.4%	12/31/2019	$1.08	0	$0	0.25%	23.7%	12/31/2019	$1.09	0	$0	0.00%	24.0%
12/31/2018	0.87	0	0	0.50%	-13.8%	12/31/2018	0.88	0	0	0.25%	-13.6%	12/31/2018	0.88	0	0	0.00%	-13.4%
12/31/2017	1.01	0	0	0.50%	1.3%	12/31/2017	1.01	0	0	0.25%	1.4%	12/31/2017	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Growth Opportunities Fund Service Class - 06-729
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$55,833	$69,460	4,384
Receivables: investments sold	117
Payables: investments purchased	-
Net assets	$55,950

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$55,950	25,528	$2.19
Band 100	-	-	2.23
Band 75	-	-	2.27
Band 50	-	-	2.31
Band 25	-	-	2.35
Band 0	-	-	2.40
Total	$55,950	25,528

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(621)
Net investment income (loss)	(621)

Gain (loss) on investments:
Net realized gain (loss)	(12,654)
Realized gain distributions	15,631
Net change in unrealized appreciation (depreciation)	12,077
Net gain (loss)	15,054

Increase (decrease) in net assets from operations	$14,433

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(621)	$(1,012)
Net realized gain (loss)	(12,654)	5,895
Realized gain distributions	15,631	18,415
Net change in unrealized appreciation (depreciation)	12,077	(25,433)

Increase (decrease) in net assets from operations	14,433	(2,135)

Contract owner transactions:
Proceeds from units sold	7,156	64,010
Cost of units redeemed	(25,413)	(147,074)
Account charges	(33)	(79)
Increase (decrease)	(18,290)	(83,143)
Net increase (decrease)	(3,857)	(85,278)
Net assets, beginning	59,807	145,085
Net assets, ending	$55,950	$59,807

Units sold	3,628	34,809
Units redeemed	(14,232)	(80,521)
Net increase (decrease)	(10,604)	(45,712)
Units outstanding, beginning	36,132	81,844
Units outstanding, ending	25,528	36,132

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$424,806
Cost of units redeemed/account charges	(407,402)
Net investment income (loss)	(7,152)
Net realized gain (loss)	(45,633)
Realized gain distributions	104,958
Net change in unrealized appreciation (depreciation)	(13,627)
Net assets	$55,950

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.19	26	$56	1.25%	32.4%	12/31/2019	$2.23	0	$0	1.00%	32.7%	12/31/2019	$2.27	0	$0	0.75%	33.1%
12/31/2018	1.66	36	60	1.25%	-6.6%	12/31/2018	1.68	0	0	1.00%	-6.4%	12/31/2018	1.71	0	0	0.75%	-6.2%
12/31/2017	1.77	82	145	1.25%	25.0%	12/31/2017	1.80	0	0	1.00%	25.4%	12/31/2017	1.82	0	0	0.75%	25.7%
12/31/2016	1.42	78	111	1.25%	-0.3%	12/31/2016	1.43	0	0	1.00%	0.0%	12/31/2016	1.45	0	0	0.75%	0.2%
12/31/2015	1.42	88	125	1.25%	-6.9%	12/31/2015	1.43	0	0	1.00%	-6.6%	12/31/2015	1.44	0	0	0.75%	-6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.31	0	$0	0.50%	33.4%	12/31/2019	$2.35	0	$0	0.25%	33.7%	12/31/2019	$2.40	0	$0	0.00%	34.1%
12/31/2018	1.73	0	0	0.50%	-5.9%	12/31/2018	1.76	0	0	0.25%	-5.7%	12/31/2018	1.79	0	0	0.00%	-5.4%
12/31/2017	1.84	0	0	0.50%	26.0%	12/31/2017	1.87	0	0	0.25%	26.3%	12/31/2017	1.89	0	0	0.00%	26.6%
12/31/2016	1.46	0	0	0.50%	0.5%	12/31/2016	1.48	0	0	0.25%	0.7%	12/31/2016	1.49	0	0	0.00%	1.0%
12/31/2015	1.46	0	0	0.50%	-6.2%	12/31/2015	1.47	0	0	0.25%	-5.9%	12/31/2015	1.48	0	0	0.00%	-5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Growth Opportunities Fund Investor Class - 06-727
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,740,017	$3,263,989	176,172
Receivables: investments sold	-
Payables: investments purchased	(5,817)
Net assets	$2,734,200

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,191	1,860	$2.25
Band 100	-	-	2.29
Band 75	-	-	2.33
Band 50	-	-	2.38
Band 25	-	-	2.42
Band 0	2,730,009	1,108,492	2.46
Total	$2,734,200	1,110,352

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,206)
Net investment income (loss)	(2,206)

Gain (loss) on investments:
Net realized gain (loss)	(152,515)
Realized gain distributions	660,370
Net change in unrealized appreciation (depreciation)	251,173
Net gain (loss)	759,028

Increase (decrease) in net assets from operations	$756,822

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,206)	$(14,077)
Net realized gain (loss)	(152,515)	130,295
Realized gain distributions	660,370	653,433
Net change in unrealized appreciation (depreciation)	251,173	(816,993)

Increase (decrease) in net assets from operations	756,822	(47,342)

Contract owner transactions:
Proceeds from units sold	468,477	855,495
Cost of units redeemed	(811,782)	(1,948,788)
Account charges	(387)	(554)
Increase (decrease)	(343,692)	(1,093,847)
Net increase (decrease)	413,130	(1,141,189)
Net assets, beginning	2,321,070	3,462,259
Net assets, ending	$2,734,200	$2,321,070

Units sold	213,273	442,278
Units redeemed	(388,027)	(1,006,520)
Net increase (decrease)	(174,754)	(564,242)
Units outstanding, beginning	1,285,106	1,849,348
Units outstanding, ending	1,110,352	1,285,106

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$16,979,178
Cost of units redeemed/account charges	(15,865,370)
Net investment income (loss)	(176,006)
Net realized gain (loss)	(1,051,118)
Realized gain distributions	3,371,488
Net change in unrealized appreciation (depreciation)	(523,972)
Net assets	$2,734,200

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.25	2	$4	1.25%	33.0%	12/31/2019	$2.29	0	$0	1.00%	33.4%	12/31/2019	$2.33	0	$0	0.75%	33.7%
12/31/2018	1.69	212	360	1.25%	-6.3%	12/31/2018	1.72	0	0	1.00%	-6.0%	12/31/2018	1.75	0	0	0.75%	-5.8%
12/31/2017	1.81	837	1,513	1.25%	25.5%	12/31/2017	1.83	0	0	1.00%	25.8%	12/31/2017	1.85	0	0	0.75%	26.1%
12/31/2016	1.44	1,259	1,813	1.25%	0.2%	12/31/2016	1.45	0	0	1.00%	0.4%	12/31/2016	1.47	0	0	0.75%	0.7%
12/31/2015	1.44	3,098	4,453	1.25%	-6.6%	12/31/2015	1.45	0	0	1.00%	-6.3%	12/31/2015	1.46	0	0	0.75%	-6.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.38	0	$0	0.50%	34.0%	12/31/2019	$2.42	0	$0	0.25%	34.4%	12/31/2019	$2.46	1,108	$2,730	0.00%	34.7%
12/31/2018	1.77	0	0	0.50%	-5.6%	12/31/2018	1.80	0	0	0.25%	-5.3%	12/31/2018	1.83	1,073	1,961	0.00%	-5.1%
12/31/2017	1.88	0	0	0.50%	26.4%	12/31/2017	1.90	0	0	0.25%	26.8%	12/31/2017	1.93	1,012	1,949	0.00%	27.1%
12/31/2016	1.48	0	0	0.50%	0.9%	12/31/2016	1.50	0	0	0.25%	1.2%	12/31/2016	1.52	962	1,458	0.00%	1.4%
12/31/2015	1.47	0	0	0.50%	-5.9%	12/31/2015	1.48	0	0	0.25%	-5.6%	12/31/2015	1.49	3	4	0.00%	-5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Growth Strategy Portfolio Service Class - 06-251
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$186,388	$173,277	11,566
Receivables: investments sold	171
Payables: investments purchased	-
Net assets	$186,559

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$186,559	128,805	$1.45
Band 100	-	-	1.50
Band 75	-	-	1.55
Band 50	-	-	1.60
Band 25	-	-	1.65
Band 0	-	-	1.71
Total	$186,559	128,805

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,383
Mortality & expense charges	(2,050)
Net investment income (loss)	1,333

Gain (loss) on investments:
Net realized gain (loss)	436
Realized gain distributions	3,081
Net change in unrealized appreciation (depreciation)	24,887
Net gain (loss)	28,404

Increase (decrease) in net assets from operations	$29,737

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,333	$1,426
Net realized gain (loss)	436	945
Realized gain distributions	3,081	-
Net change in unrealized appreciation (depreciation)	24,887	(20,571)

Increase (decrease) in net assets from operations	29,737	(18,200)

Contract owner transactions:
Proceeds from units sold	29,556	25,600
Cost of units redeemed	(7,810)	(15,217)
Account charges	(10)	(9)
Increase (decrease)	21,736	10,374
Net increase (decrease)	51,473	(7,826)
Net assets, beginning	135,086	142,912
Net assets, ending	$186,559	$135,086

Units sold	22,068	19,223
Units redeemed	(5,725)	(11,263)
Net increase (decrease)	16,343	7,960
Units outstanding, beginning	112,462	104,502
Units outstanding, ending	128,805	112,462

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$221,920
Cost of units redeemed/account charges	(61,506)
Net investment income (loss)	5,046
Net realized gain (loss)	4,903
Realized gain distributions	3,085
Net change in unrealized appreciation (depreciation)	13,111
Net assets	$186,559

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.45	129	$187	1.25%	20.6%	12/31/2019	$1.50	0	$0	1.00%	20.9%	12/31/2019	$1.55	0	$0	0.75%	21.2%
12/31/2018	1.20	112	135	1.25%	-12.2%	12/31/2018	1.24	0	0	1.00%	-11.9%	12/31/2018	1.28	0	0	0.75%	-11.7%
12/31/2017	1.37	105	143	1.25%	19.4%	12/31/2017	1.41	0	0	1.00%	19.7%	12/31/2017	1.45	0	0	0.75%	20.0%
12/31/2016	1.15	0	0	1.25%	4.6%	12/31/2016	1.18	0	0	1.00%	4.9%	12/31/2016	1.21	0	0	0.75%	5.1%
12/31/2015	1.09	0	0	1.25%	-1.1%	12/31/2015	1.12	0	0	1.00%	-0.9%	12/31/2015	1.15	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.60	0	$0	0.50%	21.5%	12/31/2019	$1.65	0	$0	0.25%	21.8%	12/31/2019	$1.71	0	$0	0.00%	22.1%
12/31/2018	1.32	0	0	0.50%	-11.5%	12/31/2018	1.36	0	0	0.25%	-11.3%	12/31/2018	1.40	0	0	0.00%	-11.1%
12/31/2017	1.49	0	0	0.50%	20.3%	12/31/2017	1.53	0	0	0.25%	20.6%	12/31/2017	1.57	0	0	0.00%	20.9%
12/31/2016	1.24	0	0	0.50%	5.4%	12/31/2016	1.27	0	0	0.25%	5.7%	12/31/2016	1.30	0	0	0.00%	5.9%
12/31/2015	1.17	0	0	0.50%	-0.4%	12/31/2015	1.20	0	0	0.25%	-0.1%	12/31/2015	1.23	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.1%
2018	2.3%
2017	4.5%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Growth Strategy Portfolio Institutional Class - 06-249
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$65,828	$58,721	3,106
Receivables: investments sold	-
Payables: investments purchased	(15,594)
Net assets	$50,234

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$50,234	32,484	$1.55
Band 100	-	-	1.60
Band 75	-	-	1.65
Band 50	-	-	1.71
Band 25	-	-	1.76
Band 0	-	-	1.82
Total	$50,234	32,484

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,135
Mortality & expense charges	(563)
Net investment income (loss)	572

Gain (loss) on investments:
Net realized gain (loss)	557
Realized gain distributions	825
Net change in unrealized appreciation (depreciation)	6,639
Net gain (loss)	8,021

Increase (decrease) in net assets from operations	$8,593

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$572	$682
Net realized gain (loss)	557	186
Realized gain distributions	825	-
Net change in unrealized appreciation (depreciation)	6,639	(5,849)

Increase (decrease) in net assets from operations	8,593	(4,981)

Contract owner transactions:
Proceeds from units sold	6,474	12,266
Cost of units redeemed	(3,680)	(647)
Account charges	(12)	(7)
Increase (decrease)	2,782	11,612
Net increase (decrease)	11,375	6,631
Net assets, beginning	38,859	32,228
Net assets, ending	$50,234	$38,859

Units sold	4,546	8,628
Units redeemed	(2,530)	(455)
Net increase (decrease)	2,016	8,173
Units outstanding, beginning	30,468	22,295
Units outstanding, ending	32,484	30,468

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$392,610
Cost of units redeemed/account charges	(311,082)
Net investment income (loss)	15,354
Net realized gain (loss)	(67,687)
Realized gain distributions	13,932
Net change in unrealized appreciation (depreciation)	7,107
Net assets	$50,234

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.55	32	$50	1.25%	21.2%	12/31/2019	$1.60	0	$0	1.00%	21.6%	12/31/2019	$1.65	0	$0	0.75%	21.9%
12/31/2018	1.28	30	39	1.25%	-11.8%	12/31/2018	1.31	0	0	1.00%	-11.5%	12/31/2018	1.36	0	0	0.75%	-11.3%
12/31/2017	1.45	22	32	1.25%	20.0%	12/31/2017	1.49	0	0	1.00%	20.3%	12/31/2017	1.53	0	0	0.75%	20.6%
12/31/2016	1.20	19	23	1.25%	5.1%	12/31/2016	1.24	0	0	1.00%	5.4%	12/31/2016	1.27	0	0	0.75%	5.6%
12/31/2015	1.15	16	18	1.25%	-0.6%	12/31/2015	1.17	0	0	1.00%	-0.3%	12/31/2015	1.20	0	0	0.75%	-0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.71	0	$0	0.50%	22.2%	12/31/2019	$1.76	0	$0	0.25%	22.5%	12/31/2019	$1.82	0	$0	0.00%	22.8%
12/31/2018	1.40	0	0	0.50%	-11.1%	12/31/2018	1.44	0	0	0.25%	-10.9%	12/31/2018	1.49	0	0	0.00%	-10.7%
12/31/2017	1.57	0	0	0.50%	20.9%	12/31/2017	1.62	0	0	0.25%	21.2%	12/31/2017	1.66	0	0	0.00%	21.5%
12/31/2016	1.30	0	0	0.50%	5.9%	12/31/2016	1.33	0	0	0.25%	6.2%	12/31/2016	1.37	0	0	0.00%	6.4%
12/31/2015	1.23	0	0	0.50%	0.2%	12/31/2015	1.26	0	0	0.25%	0.4%	12/31/2015	1.29	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.5%
2018	3.2%
2017	3.1%
2016	1.4%
2015	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs International Equity Insights Fund Service Class - 06-368
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$371,908	$367,318	29,144
Receivables: investments sold	559
Payables: investments purchased	-
Net assets	$372,467

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$283,507	280,477	$1.01
Band 100	-	-	1.04
Band 75	-	-	1.07
Band 50	-	-	1.11
Band 25	-	-	1.14
Band 0	88,960	75,624	1.18
Total	$372,467	356,101

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$7,272
Mortality & expense charges	(3,505)
Net investment income (loss)	3,767

Gain (loss) on investments:
Net realized gain (loss)	(2,968)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	54,659
Net gain (loss)	51,691

Increase (decrease) in net assets from operations	$55,458

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,767	$(189)
Net realized gain (loss)	(2,968)	25,991
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	54,659	(89,305)

Increase (decrease) in net assets from operations	55,458	(63,503)

Contract owner transactions:
Proceeds from units sold	81,001	196,274
Cost of units redeemed	(86,570)	(292,117)
Account charges	(113)	(103)
Increase (decrease)	(5,682)	(95,946)
Net increase (decrease)	49,776	(159,449)
Net assets, beginning	322,691	482,140
Net assets, ending	$372,467	$322,691

Units sold	86,040	183,160
Units redeemed	(90,754)	(281,630)
Net increase (decrease)	(4,714)	(98,470)
Units outstanding, beginning	360,815	459,285
Units outstanding, ending	356,101	360,815

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,180,570
Cost of units redeemed/account charges	(911,655)
Net investment income (loss)	14,380
Net realized gain (loss)	84,582
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,590
Net assets	$372,467

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	280	$284	1.25%	16.4%	12/31/2019	$1.04	0	$0	1.00%	16.7%	12/31/2019	$1.07	0	$0	0.75%	17.0%
12/31/2018	0.87	288	250	1.25%	-17.2%	12/31/2018	0.89	0	0	1.00%	-17.0%	12/31/2018	0.92	0	0	0.75%	-16.8%
12/31/2017	1.05	455	477	1.25%	27.3%	12/31/2017	1.08	0	0	1.00%	27.6%	12/31/2017	1.10	0	0	0.75%	28.0%
12/31/2016	0.82	143	118	1.25%	2.1%	12/31/2016	0.84	0	0	1.00%	2.3%	12/31/2016	0.86	0	0	0.75%	2.6%
12/31/2015	0.81	89	72	1.25%	4.6%	12/31/2015	0.82	0	0	1.00%	4.9%	12/31/2015	0.84	0	0	0.75%	5.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	17.3%	12/31/2019	$1.14	0	$0	0.25%	17.6%	12/31/2019	$1.18	76	$89	0.00%	17.9%
12/31/2018	0.94	0	0	0.50%	-16.6%	12/31/2018	0.97	0	0	0.25%	-16.4%	12/31/2018	1.00	72	72	0.00%	-16.1%
12/31/2017	1.13	0	0	0.50%	28.3%	12/31/2017	1.16	0	0	0.25%	28.6%	12/31/2017	1.19	4	5	0.00%	28.9%
12/31/2016	0.88	0	0	0.50%	2.8%	12/31/2016	0.90	0	0	0.25%	3.1%	12/31/2016	0.92	2	2	0.00%	3.3%
12/31/2015	0.86	0	0	0.50%	5.4%	12/31/2015	0.88	0	0	0.25%	5.7%	12/31/2015	0.89	2	2	0.00%	6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.1%
2018	1.1%
2017	2.0%
2016	2.2%
2015	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs International Equity Insights Fund Institutional Class - 06-367
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,332,277	$3,130,952	256,017
Receivables: investments sold	-
Payables: investments purchased	(6,605)
Net assets	$3,325,672

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,325,672	3,096,218	$1.07
Band 100	-	-	1.11
Band 75	-	-	1.14
Band 50	-	-	1.18
Band 25	-	-	1.21
Band 0	-	-	1.25
Total	$3,325,672	3,096,218

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$79,747
Mortality & expense charges	(37,791)
Net investment income (loss)	41,956

Gain (loss) on investments:
Net realized gain (loss)	(3,402)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	400,114
Net gain (loss)	396,712

Increase (decrease) in net assets from operations	$438,668

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$41,956	$13,724
Net realized gain (loss)	(3,402)	22,428
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	400,114	(394,783)

Increase (decrease) in net assets from operations	438,668	(358,631)

Contract owner transactions:
Proceeds from units sold	1,430,007	1,190,179
Cost of units redeemed	(449,547)	(235,058)
Account charges	(2,471)	(846)
Increase (decrease)	977,989	954,275
Net increase (decrease)	1,416,657	595,644
Net assets, beginning	1,909,015	1,313,371
Net assets, ending	$3,325,672	$1,909,015

Units sold	1,469,404	1,112,401
Units redeemed	(453,525)	(222,249)
Net increase (decrease)	1,015,879	890,152
Units outstanding, beginning	2,080,339	1,190,187
Units outstanding, ending	3,096,218	2,080,339

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,570,532
Cost of units redeemed/account charges	(2,718,191)
Net investment income (loss)	100,808
Net realized gain (loss)	171,198
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	201,325
Net assets	$3,325,672

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	3,096	$3,326	1.25%	17.1%	12/31/2019	$1.11	0	$0	1.00%	17.3%	12/31/2019	$1.14	0	$0	0.75%	17.6%
12/31/2018	0.92	2,080	1,909	1.25%	-16.8%	12/31/2018	0.94	0	0	1.00%	-16.6%	12/31/2018	0.97	0	0	0.75%	-16.4%
12/31/2017	1.10	1,190	1,313	1.25%	28.1%	12/31/2017	1.13	0	0	1.00%	28.4%	12/31/2017	1.16	0	0	0.75%	28.7%
12/31/2016	0.86	319	275	1.25%	2.6%	12/31/2016	0.88	0	0	1.00%	2.8%	12/31/2016	0.90	0	0	0.75%	3.1%
12/31/2015	0.84	94	79	1.25%	5.1%	12/31/2015	0.86	0	0	1.00%	5.3%	12/31/2015	0.87	0	0	0.75%	5.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	0.50%	17.9%	12/31/2019	$1.21	0	$0	0.25%	18.2%	12/31/2019	$1.25	0	$0	0.00%	18.5%
12/31/2018	1.00	0	0	0.50%	-16.2%	12/31/2018	1.03	0	0	0.25%	-16.0%	12/31/2018	1.05	0	0	0.00%	-15.8%
12/31/2017	1.19	0	0	0.50%	29.0%	12/31/2017	1.22	0	0	0.25%	29.3%	12/31/2017	1.25	0	0	0.00%	29.7%
12/31/2016	0.92	0	0	0.50%	3.4%	12/31/2016	0.94	0	0	0.25%	3.6%	12/31/2016	0.97	0	0	0.00%	3.9%
12/31/2015	0.89	0	0	0.50%	5.9%	12/31/2015	0.91	0	0	0.25%	6.1%	12/31/2015	0.93	0	0	0.00%	6.4%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.0%
2018	2.1%
2017	2.6%
2016	3.6%
2015	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Large Cap Value Insights Fund Service Class - 06-068
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,519	$5,165	247
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$5,519

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,519	3,902	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.52
Total	$5,519	3,902

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$875
Mortality & expense charges	(973)
Net investment income (loss)	(98)

Gain (loss) on investments:
Net realized gain (loss)	(1,983)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	13,981
Net gain (loss)	11,998

Increase (decrease) in net assets from operations	$11,900

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(98)	$(516)
Net realized gain (loss)	(1,983)	(17,509)
Realized gain distributions	-	15,533
Net change in unrealized appreciation (depreciation)	13,981	(25,263)

Increase (decrease) in net assets from operations	11,900	(27,755)

Contract owner transactions:
Proceeds from units sold	12,559	275,524
Cost of units redeemed	(87,708)	(240,911)
Account charges	-	-
Increase (decrease)	(75,149)	34,613
Net increase (decrease)	(63,249)	6,858
Net assets, beginning	68,768	61,910
Net assets, ending	$5,519	$68,768

Units sold	9,554	213,640
Units redeemed	(63,439)	(202,490)
Net increase (decrease)	(53,885)	11,150
Units outstanding, beginning	57,787	46,637
Units outstanding, ending	3,902	57,787

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$433,668
Cost of units redeemed/account charges	(438,622)
Net investment income (loss)	(546)
Net realized gain (loss)	(4,868)
Realized gain distributions	15,533
Net change in unrealized appreciation (depreciation)	354
Net assets	$5,519

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.41	4	$6	1.25%	18.9%	12/31/2019	$1.43	0	$0	1.00%	19.2%	12/31/2019	$1.45	0	$0	0.75%	19.5%
12/31/2018	1.19	58	69	1.25%	-10.4%	12/31/2018	1.20	0	0	1.00%	-10.1%	12/31/2018	1.22	0	0	0.75%	-9.9%
12/31/2017	1.33	47	62	1.25%	17.3%	12/31/2017	1.34	0	0	1.00%	17.6%	12/31/2017	1.35	0	0	0.75%	17.9%
12/31/2016	1.13	107	121	1.25%	12.9%	12/31/2016	1.14	0	0	1.00%	13.2%	12/31/2016	1.15	0	0	0.75%	13.5%
12/31/2015	1.00	89	89	1.25%	-4.2%	12/31/2015	1.01	0	0	1.00%	-4.0%	12/31/2015	1.01	0	0	0.75%	-3.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.47	0	$0	0.50%	19.8%	12/31/2019	$1.49	0	$0	0.25%	20.1%	12/31/2019	$1.52	0	$0	0.00%	20.4%
12/31/2018	1.23	0	0	0.50%	-9.7%	12/31/2018	1.24	0	0	0.25%	-9.4%	12/31/2018	1.26	0	0	0.00%	-9.2%
12/31/2017	1.36	0	0	0.50%	18.2%	12/31/2017	1.37	0	0	0.25%	18.5%	12/31/2017	1.39	0	0	0.00%	18.8%
12/31/2016	1.15	0	0	0.50%	13.8%	12/31/2016	1.16	0	0	0.25%	14.0%	12/31/2016	1.17	0	0	0.00%	14.3%
12/31/2015	1.01	0	0	0.50%	-3.5%	12/31/2015	1.02	0	0	0.25%	-3.2%	12/31/2015	1.02	0	0	0.00%	-3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.4%
2018	4.2%
2017	0.8%
2016	1.2%
2015	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Large Cap Value Insights Fund Investor Class - 06-052
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,381,344	$1,263,814	62,487
Receivables: investments sold	2,136
Payables: investments purchased	-
Net assets	$1,383,480

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$290,520	201,332	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	1,092,960	706,968	1.55
Total	$1,383,480	908,300

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$35,170
Mortality & expense charges	(11,759)
Net investment income (loss)	23,411

Gain (loss) on investments:
Net realized gain (loss)	101,491
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	250,989
Net gain (loss)	352,480

Increase (decrease) in net assets from operations	$375,891

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$23,411	$15,786
Net realized gain (loss)	101,491	106,986
Realized gain distributions	-	189,216
Net change in unrealized appreciation (depreciation)	250,989	(691,313)

Increase (decrease) in net assets from operations	375,891	(379,325)

Contract owner transactions:
Proceeds from units sold	438,361	993,262
Cost of units redeemed	(1,340,257)	(1,924,160)
Account charges	(237)	(580)
Increase (decrease)	(902,133)	(931,478)
Net increase (decrease)	(526,242)	(1,310,803)
Net assets, beginning	1,909,722	3,220,525
Net assets, ending	$1,383,480	$1,909,722

Units sold	315,876	734,241
Units redeemed	(937,756)	(1,570,995)
Net increase (decrease)	(621,880)	(836,754)
Units outstanding, beginning	1,530,180	2,366,934
Units outstanding, ending	908,300	1,530,180

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,838,874
Cost of units redeemed/account charges	(6,212,545)
Net investment income (loss)	76,800
Net realized gain (loss)	373,605
Realized gain distributions	189,216
Net change in unrealized appreciation (depreciation)	117,530
Net assets	$1,383,480

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.44	201	$291	1.25%	19.4%	12/31/2019	$1.46	0	$0	1.00%	19.6%	12/31/2019	$1.48	0	$0	0.75%	19.9%
12/31/2018	1.21	680	822	1.25%	-10.1%	12/31/2018	1.22	0	0	1.00%	-9.9%	12/31/2018	1.24	0	0	0.75%	-9.6%
12/31/2017	1.34	1,735	2,332	1.25%	17.8%	12/31/2017	1.36	0	0	1.00%	18.1%	12/31/2017	1.37	0	0	0.75%	18.4%
12/31/2016	1.14	1,704	1,944	1.25%	13.3%	12/31/2016	1.15	0	0	1.00%	13.6%	12/31/2016	1.16	0	0	0.75%	13.9%
12/31/2015	1.01	1,087	1,095	1.25%	-3.9%	12/31/2015	1.01	0	0	1.00%	-3.6%	12/31/2015	1.01	0	0	0.75%	-3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.50	0	$0	0.50%	20.2%	12/31/2019	$1.52	0	$0	0.25%	20.5%	12/31/2019	$1.55	707	$1,093	0.00%	20.9%
12/31/2018	1.25	0	0	0.50%	-9.4%	12/31/2018	1.26	0	0	0.25%	-9.2%	12/31/2018	1.28	850	1,087	0.00%	-8.9%
12/31/2017	1.38	0	0	0.50%	18.7%	12/31/2017	1.39	0	0	0.25%	19.0%	12/31/2017	1.40	632	888	0.00%	19.3%
12/31/2016	1.16	0	0	0.50%	14.2%	12/31/2016	1.17	0	0	0.25%	14.5%	12/31/2016	1.18	623	733	0.00%	14.7%
12/31/2015	1.02	0	0	0.50%	-3.2%	12/31/2015	1.02	0	0	0.25%	-2.9%	12/31/2015	1.03	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.1%
2018	1.9%
2017	1.9%
2016	1.6%
2015	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Mid Cap Value Fund Service Class - 06-253
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,729,032	$1,759,314	51,844
Receivables: investments sold	3,084
Payables: investments purchased	-
Net assets	$1,732,116

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,145,932	558,257	$2.05
Band 100	586,184	276,301	2.12
Band 75	-	-	2.19
Band 50	-	-	2.27
Band 25	-	-	2.34
Band 0	-	-	2.42
Total	$1,732,116	834,558

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$7,467
Mortality & expense charges	(20,589)
Net investment income (loss)	(13,122)

Gain (loss) on investments:
Net realized gain (loss)	(108,813)
Realized gain distributions	43,005
Net change in unrealized appreciation (depreciation)	536,712
Net gain (loss)	470,904

Increase (decrease) in net assets from operations	$457,782

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(13,122)	$(19,405)
Net realized gain (loss)	(108,813)	(56,838)
Realized gain distributions	43,005	263,630
Net change in unrealized appreciation (depreciation)	536,712	(410,996)

Increase (decrease) in net assets from operations	457,782	(223,609)

Contract owner transactions:
Proceeds from units sold	160,838	264,983
Cost of units redeemed	(583,105)	(861,062)
Account charges	(274)	(561)
Increase (decrease)	(422,541)	(596,640)
Net increase (decrease)	35,241	(820,249)
Net assets, beginning	1,696,875	2,517,124
Net assets, ending	$1,732,116	$1,696,875

Units sold	99,513	150,566
Units redeemed	(326,602)	(475,371)
Net increase (decrease)	(227,089)	(324,805)
Units outstanding, beginning	1,061,647	1,386,452
Units outstanding, ending	834,558	1,061,647

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$24,237,702
Cost of units redeemed/account charges	(25,297,932)
Net investment income (loss)	(279,914)
Net realized gain (loss)	(1,237,571)
Realized gain distributions	4,340,113
Net change in unrealized appreciation (depreciation)	(30,282)
Net assets	$1,732,116

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.05	558	$1,146	1.25%	29.7%	12/31/2019	$2.12	276	$586	1.00%	30.0%	12/31/2019	$2.19	0	$0	0.75%	30.4%
12/31/2018	1.58	717	1,134	1.25%	-12.1%	12/31/2018	1.63	345	562	1.00%	-11.8%	12/31/2018	1.68	0	0	0.75%	-11.6%
12/31/2017	1.80	946	1,702	1.25%	9.2%	12/31/2017	1.85	440	815	1.00%	9.5%	12/31/2017	1.90	0	0	0.75%	9.7%
12/31/2016	1.65	1,282	2,112	1.25%	11.3%	12/31/2016	1.69	555	938	1.00%	11.6%	12/31/2016	1.73	0	0	0.75%	11.9%
12/31/2015	1.48	3,865	5,720	1.25%	-10.7%	12/31/2015	1.51	703	1,065	1.00%	-10.5%	12/31/2015	1.55	0	0	0.75%	-10.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.27	0	$0	0.50%	30.7%	12/31/2019	$2.34	0	$0	0.25%	31.0%	12/31/2019	$2.42	0	$0	0.00%	31.3%
12/31/2018	1.73	0	0	0.50%	-11.4%	12/31/2018	1.79	0	0	0.25%	-11.2%	12/31/2018	1.84	0	0	0.00%	-10.9%
12/31/2017	1.96	0	0	0.50%	10.0%	12/31/2017	2.01	0	0	0.25%	10.3%	12/31/2017	2.07	0	0	0.00%	10.6%
12/31/2016	1.78	0	0	0.50%	12.2%	12/31/2016	1.82	0	0	0.25%	12.4%	12/31/2016	1.87	27	50	0.00%	12.7%
12/31/2015	1.59	0	0	0.50%	-10.0%	12/31/2015	1.62	0	0	0.25%	-9.8%	12/31/2015	1.66	260	432	0.00%	-9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.4%
2018	0.3%
2017	0.4%
2016	0.5%
2015	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Mid Cap Value Fund Institutional Class - 06-252
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,014,738	$945,565	29,468
Receivables: investments sold	3,690
Payables: investments purchased	-
Net assets	$1,018,428

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,018,428	464,379	$2.19
Band 100	-	-	2.27
Band 75	-	-	2.34
Band 50	-	-	2.42
Band 25	-	-	2.50
Band 0	-	-	2.59
Total	$1,018,428	464,379

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$9,887
Mortality & expense charges	(21,718)
Net investment income (loss)	(11,831)

Gain (loss) on investments:
Net realized gain (loss)	(287,968)
Realized gain distributions	23,772
Net change in unrealized appreciation (depreciation)	741,023
Net gain (loss)	476,827

Increase (decrease) in net assets from operations	$464,996

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,831)	$(35,888)
Net realized gain (loss)	(287,968)	(314,179)
Realized gain distributions	23,772	340,971
Net change in unrealized appreciation (depreciation)	741,023	(245,793)

Increase (decrease) in net assets from operations	464,996	(254,889)

Contract owner transactions:
Proceeds from units sold	213,637	593,557
Cost of units redeemed	(1,829,231)	(4,356,800)
Account charges	(907)	(1,706)
Increase (decrease)	(1,616,501)	(3,764,949)
Net increase (decrease)	(1,151,505)	(4,019,838)
Net assets, beginning	2,169,933	6,189,771
Net assets, ending	$1,018,428	$2,169,933

Units sold	114,767	317,916
Units redeemed	(940,372)	(2,280,642)
Net increase (decrease)	(825,605)	(1,962,726)
Units outstanding, beginning	1,289,984	3,252,710
Units outstanding, ending	464,379	1,289,984

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$79,849,212
Cost of units redeemed/account charges	(97,125,310)
Net investment income (loss)	(572,178)
Net realized gain (loss)	5,267,428
Realized gain distributions	13,530,103
Net change in unrealized appreciation (depreciation)	69,173
Net assets	$1,018,428

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.19	464	$1,018	1.25%	30.4%	12/31/2019	$2.27	0	$0	1.00%	30.7%	12/31/2019	$2.34	0	$0	0.75%	31.0%
12/31/2018	1.68	1,290	2,170	1.25%	-11.6%	12/31/2018	1.73	0	0	1.00%	-11.4%	12/31/2018	1.79	0	0	0.75%	-11.2%
12/31/2017	1.90	3,253	6,190	1.25%	9.8%	12/31/2017	1.96	0	0	1.00%	10.0%	12/31/2017	2.01	0	0	0.75%	10.3%
12/31/2016	1.73	6,601	11,445	1.25%	11.9%	12/31/2016	1.78	0	0	1.00%	12.2%	12/31/2016	1.82	0	0	0.75%	12.4%
12/31/2015	1.55	10,955	16,974	1.25%	-10.2%	12/31/2015	1.59	0	0	1.00%	-10.0%	12/31/2015	1.62	0	0	0.75%	-9.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.42	0	$0	0.50%	31.4%	12/31/2019	$2.50	0	$0	0.25%	31.7%	12/31/2019	$2.59	0	$0	0.00%	32.0%
12/31/2018	1.84	0	0	0.50%	-10.9%	12/31/2018	1.90	0	0	0.25%	-10.7%	12/31/2018	1.96	0	0	0.00%	-10.5%
12/31/2017	2.07	0	0	0.50%	10.6%	12/31/2017	2.13	0	0	0.25%	10.9%	12/31/2017	2.19	0	0	0.00%	11.1%
12/31/2016	1.87	0	0	0.50%	12.7%	12/31/2016	1.92	0	0	0.25%	13.0%	12/31/2016	1.97	0	0	0.00%	13.3%
12/31/2015	1.66	0	0	0.50%	-9.6%	12/31/2015	1.70	0	0	0.25%	-9.3%	12/31/2015	1.74	0	0	0.00%	-9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.6%
2018	0.5%
2017	0.7%
2016	1.2%
2015	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Satellite Strategies Fund Service Class - 06-842 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	0	$0	1.25%	16.8%	12/31/2019	$1.23	0	$0	1.00%	17.1%	12/31/2019	$1.25	0	$0	0.75%	17.4%
12/31/2018	1.03	0	0	1.25%	-11.5%	12/31/2018	1.05	0	0	1.00%	-11.3%	12/31/2018	1.07	0	0	0.75%	-11.1%
12/31/2017	1.17	0	0	1.25%	12.6%	12/31/2017	1.18	0	0	1.00%	12.9%	12/31/2017	1.20	0	0	0.75%	13.2%
12/31/2016	1.04	0	0	1.25%	4.6%	12/31/2016	1.05	0	0	1.00%	4.9%	12/31/2016	1.06	0	0	0.75%	5.1%
12/31/2015	0.99	0	0	1.25%	-4.5%	12/31/2015	1.00	0	0	1.00%	-4.3%	12/31/2015	1.01	0	0	0.75%	-4.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	0	$0	0.50%	17.7%	12/31/2019	$1.30	0	$0	0.25%	18.0%	12/31/2019	$1.32	0	$0	0.00%	18.3%
12/31/2018	1.08	0	0	0.50%	-10.9%	12/31/2018	1.10	0	0	0.25%	-10.6%	12/31/2018	1.12	0	0	0.00%	-10.4%
12/31/2017	1.21	0	0	0.50%	13.5%	12/31/2017	1.23	0	0	0.25%	13.8%	12/31/2017	1.25	0	0	0.00%	14.1%
12/31/2016	1.07	0	0	0.50%	5.4%	12/31/2016	1.08	0	0	0.25%	5.7%	12/31/2016	1.09	0	0	0.00%	5.9%
12/31/2015	1.01	0	0	0.50%	-3.8%	12/31/2015	1.02	0	0	0.25%	-3.6%	12/31/2015	1.03	0	0	0.00%	-3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Satellite Strategies Fund Investor Class - 06-728 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	0	$0	1.25%	17.3%	12/31/2019	$1.26	0	$0	1.00%	17.6%	12/31/2019	$1.28	0	$0	0.75%	17.9%
12/31/2018	1.06	0	0	1.25%	-11.3%	12/31/2018	1.07	0	0	1.00%	-11.1%	12/31/2018	1.09	0	0	0.75%	-10.9%
12/31/2017	1.19	0	0	1.25%	13.2%	12/31/2017	1.21	0	0	1.00%	13.5%	12/31/2017	1.22	0	0	0.75%	13.8%
12/31/2016	1.05	0	0	1.25%	4.9%	12/31/2016	1.06	0	0	1.00%	5.2%	12/31/2016	1.07	0	0	0.75%	5.4%
12/31/2015	1.00	0	0	1.25%	-4.2%	12/31/2015	1.01	0	0	1.00%	-4.0%	12/31/2015	1.02	0	0	0.75%	-3.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	0	$0	0.50%	18.2%	12/31/2019	$1.33	0	$0	0.25%	18.4%	12/31/2019	$1.35	0	$0	0.00%	18.7%
12/31/2018	1.11	0	0	0.50%	-10.6%	12/31/2018	1.12	0	0	0.25%	-10.4%	12/31/2018	1.14	0	0	0.00%	-10.2%
12/31/2017	1.24	0	0	0.50%	14.1%	12/31/2017	1.25	0	0	0.25%	14.3%	12/31/2017	1.27	0	0	0.00%	14.6%
12/31/2016	1.08	0	0	0.50%	5.7%	12/31/2016	1.10	0	0	0.25%	6.0%	12/31/2016	1.11	0	0	0.00%	6.2%
12/31/2015	1.03	0	0	0.50%	-3.5%	12/31/2015	1.03	0	0	0.25%	-3.2%	12/31/2015	1.04	0	0	0.00%	-3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Small Cap Value Fund Institutional Class - 06-254
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,759,406	$14,665,586	269,517
Receivables: investments sold	-
Payables: investments purchased	(11,409)
Net assets	$14,747,997

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,198,489	5,466,508	$2.41
Band 100	-	-	2.50
Band 75	-	-	2.58
Band 50	-	-	2.67
Band 25	-	-	2.75
Band 0	1,549,508	544,208	2.85
Total	$14,747,997	6,010,716

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$122,969
Mortality & expense charges	(211,404)
Net investment income (loss)	(88,435)

Gain (loss) on investments:
Net realized gain (loss)	(911,640)
Realized gain distributions	639,535
Net change in unrealized appreciation (depreciation)	3,631,994
Net gain (loss)	3,359,889

Increase (decrease) in net assets from operations	$3,271,454

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(88,435)	$(180,378)
Net realized gain (loss)	(911,640)	455,583
Realized gain distributions	639,535	1,774,676
Net change in unrealized appreciation (depreciation)	3,631,994	(4,683,377)

Increase (decrease) in net assets from operations	3,271,454	(2,633,496)

Contract owner transactions:
Proceeds from units sold	6,411,669	4,402,097
Cost of units redeemed	(10,199,574)	(11,620,081)
Account charges	(36,134)	(31,154)
Increase (decrease)	(3,824,039)	(7,249,138)
Net increase (decrease)	(552,585)	(9,882,634)
Net assets, beginning	15,300,582	25,183,216
Net assets, ending	$14,747,997	$15,300,582

Units sold	2,906,459	1,933,798
Units redeemed	(4,510,398)	(4,995,893)
Net increase (decrease)	(1,603,939)	(3,062,095)
Units outstanding, beginning	7,614,655	10,676,750
Units outstanding, ending	6,010,716	7,614,655

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$77,778,864
Cost of units redeemed/account charges	(76,291,790)
Net investment income (loss)	(761,754)
Net realized gain (loss)	4,363,817
Realized gain distributions	9,565,040
Net change in unrealized appreciation (depreciation)	93,820
Net assets	$14,747,997

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.41	5,467	$13,198	1.25%	21.6%	12/31/2019	$2.50	0	$0	1.00%	21.9%	12/31/2019	$2.58	0	$0	0.75%	22.2%
12/31/2018	1.99	7,055	14,008	1.25%	-15.1%	12/31/2018	2.05	0	0	1.00%	-14.9%	12/31/2018	2.11	0	0	0.75%	-14.7%
12/31/2017	2.34	10,058	23,518	1.25%	11.0%	12/31/2017	2.40	0	0	1.00%	11.2%	12/31/2017	2.47	0	0	0.75%	11.5%
12/31/2016	2.11	9,772	20,595	1.25%	23.1%	12/31/2016	2.16	0	0	1.00%	23.4%	12/31/2016	2.22	0	0	0.75%	23.7%
12/31/2015	1.71	9,886	16,923	1.25%	-6.6%	12/31/2015	1.75	0	0	1.00%	-6.3%	12/31/2015	1.79	0	0	0.75%	-6.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.67	0	$0	0.50%	22.5%	12/31/2019	$2.75	0	$0	0.25%	22.8%	12/31/2019	$2.85	544	$1,550	0.00%	23.1%
12/31/2018	2.18	0	0	0.50%	-14.5%	12/31/2018	2.24	0	0	0.25%	-14.2%	12/31/2018	2.31	559	1,293	0.00%	-14.0%
12/31/2017	2.54	0	0	0.50%	11.8%	12/31/2017	2.62	0	0	0.25%	12.1%	12/31/2017	2.69	619	1,665	0.00%	12.3%
12/31/2016	2.27	0	0	0.50%	24.0%	12/31/2016	2.33	0	0	0.25%	24.3%	12/31/2016	2.39	667	1,597	0.00%	24.7%
12/31/2015	1.83	0	0	0.50%	-5.9%	12/31/2015	1.88	0	0	0.25%	-5.6%	12/31/2015	1.92	0	0	0.00%	-5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.8%
2018	0.4%
2017	0.5%
2016	0.8%
2015	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Small Cap Value Fund Service Class - 06-256
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,467,584	$5,449,747	112,934
Receivables: investments sold	-
Payables: investments purchased	(21,898)
Net assets	$5,445,686

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,945,769	1,745,186	$2.26
Band 100	643,206	275,262	2.34
Band 75	-	-	2.42
Band 50	-	-	2.50
Band 25	-	-	2.58
Band 0	856,711	321,326	2.67
Total	$5,445,686	2,341,774

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$16,934
Mortality & expense charges	(59,806)
Net investment income (loss)	(42,872)

Gain (loss) on investments:
Net realized gain (loss)	(482,067)
Realized gain distributions	222,168
Net change in unrealized appreciation (depreciation)	1,467,050
Net gain (loss)	1,207,151

Increase (decrease) in net assets from operations	$1,164,279

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(42,872)	$(101,085)
Net realized gain (loss)	(482,067)	288,075
Realized gain distributions	222,168	684,026
Net change in unrealized appreciation (depreciation)	1,467,050	(1,806,264)

Increase (decrease) in net assets from operations	1,164,279	(935,248)

Contract owner transactions:
Proceeds from units sold	2,481,981	1,717,502
Cost of units redeemed	(3,730,738)	(6,785,761)
Account charges	(11,900)	(12,300)
Increase (decrease)	(1,260,657)	(5,080,559)
Net increase (decrease)	(96,378)	(6,015,807)
Net assets, beginning	5,542,064	11,557,871
Net assets, ending	$5,445,686	$5,542,064

Units sold	1,215,610	793,043
Units redeemed	(1,823,064)	(3,008,128)
Net increase (decrease)	(607,454)	(2,215,085)
Units outstanding, beginning	2,949,228	5,164,313
Units outstanding, ending	2,341,774	2,949,228

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$38,606,022
Cost of units redeemed/account charges	(39,295,893)
Net investment income (loss)	(659,977)
Net realized gain (loss)	1,536,432
Realized gain distributions	5,241,265
Net change in unrealized appreciation (depreciation)	17,837
Net assets	$5,445,686

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.26	1,745	$3,946	1.25%	21.0%	12/31/2019	$2.34	275	$643	1.00%	21.3%	12/31/2019	$2.42	0	$0	0.75%	21.6%
12/31/2018	1.87	2,572	4,806	1.25%	-15.5%	12/31/2018	1.93	335	646	1.00%	-15.3%	12/31/2018	1.99	0	0	0.75%	-15.1%
12/31/2017	2.21	4,379	9,685	1.25%	10.4%	12/31/2017	2.27	461	1,047	1.00%	10.7%	12/31/2017	2.34	0	0	0.75%	11.0%
12/31/2016	2.00	4,529	9,074	1.25%	22.5%	12/31/2016	2.05	573	1,178	1.00%	22.8%	12/31/2016	2.11	0	0	0.75%	23.1%
12/31/2015	1.64	5,491	8,981	1.25%	-7.0%	12/31/2015	1.67	631	1,056	1.00%	-6.8%	12/31/2015	1.71	0	0	0.75%	-6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.50	0	$0	0.50%	21.9%	12/31/2019	$2.58	0	$0	0.25%	22.2%	12/31/2019	$2.67	321	$857	0.00%	22.5%
12/31/2018	2.05	0	0	0.50%	-14.9%	12/31/2018	2.11	0	0	0.25%	-14.7%	12/31/2018	2.18	42	90	0.00%	-14.5%
12/31/2017	2.41	0	0	0.50%	11.2%	12/31/2017	2.47	0	0	0.25%	11.5%	12/31/2017	2.54	324	825	0.00%	11.8%
12/31/2016	2.16	0	0	0.50%	23.4%	12/31/2016	2.22	0	0	0.25%	23.7%	12/31/2016	2.28	317	722	0.00%	24.0%
12/31/2015	1.75	0	0	0.50%	-6.3%	12/31/2015	1.79	0	0	0.25%	-6.1%	12/31/2015	1.83	338	620	0.00%	-5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.3%
2018	0.0%
2017	0.0%
2016	0.3%
2015	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Technology Opportunities Fund Institutional Class - 06-257
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,897,081	$4,386,164	195,243
Receivables: investments sold	-
Payables: investments purchased	(375)
Net assets	$4,896,706

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,896,706	1,077,325	$4.55
Band 100	-	-	4.70
Band 75	-	-	4.86
Band 50	-	-	5.02
Band 25	-	-	5.19
Band 0	-	-	5.36
Total	$4,896,706	1,077,325

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(58,887)
Net investment income (loss)	(58,887)

Gain (loss) on investments:
Net realized gain (loss)	209,782
Realized gain distributions	625,339
Net change in unrealized appreciation (depreciation)	656,398
Net gain (loss)	1,491,519

Increase (decrease) in net assets from operations	$1,432,632

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(58,887)	$(63,199)
Net realized gain (loss)	209,782	552,997
Realized gain distributions	625,339	806,983
Net change in unrealized appreciation (depreciation)	656,398	(1,131,855)

Increase (decrease) in net assets from operations	1,432,632	164,926

Contract owner transactions:
Proceeds from units sold	688,521	1,022,836
Cost of units redeemed	(1,303,718)	(2,072,329)
Account charges	(3,119)	(4,257)
Increase (decrease)	(618,316)	(1,053,750)
Net increase (decrease)	814,316	(888,824)
Net assets, beginning	4,082,390	4,971,214
Net assets, ending	$4,896,706	$4,082,390

Units sold	172,598	285,051
Units redeemed	(322,445)	(571,901)
Net increase (decrease)	(149,847)	(286,850)
Units outstanding, beginning	1,227,172	1,514,022
Units outstanding, ending	1,077,325	1,227,172

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$26,314,179
Cost of units redeemed/account charges	(29,878,916)
Net investment income (loss)	(788,171)
Net realized gain (loss)	5,396,313
Realized gain distributions	3,342,384
Net change in unrealized appreciation (depreciation)	510,917
Net assets	$4,896,706

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.55	1,077	$4,897	1.25%	36.6%	12/31/2019	$4.70	0	$0	1.00%	37.0%	12/31/2019	$4.86	0	$0	0.75%	37.3%
12/31/2018	3.33	1,227	4,082	1.25%	1.3%	12/31/2018	3.43	0	0	1.00%	1.6%	12/31/2018	3.54	0	0	0.75%	1.8%
12/31/2017	3.28	1,514	4,971	1.25%	36.8%	12/31/2017	3.38	0	0	1.00%	37.2%	12/31/2017	3.47	0	0	0.75%	37.5%
12/31/2016	2.40	3,307	7,935	1.25%	5.3%	12/31/2016	2.46	0	0	1.00%	5.5%	12/31/2016	2.53	0	0	0.75%	5.8%
12/31/2015	2.28	3,389	7,726	1.25%	6.8%	12/31/2015	2.33	0	0	1.00%	7.0%	12/31/2015	2.39	0	0	0.75%	7.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$5.02	0	$0	0.50%	37.7%	12/31/2019	$5.19	0	$0	0.25%	38.0%	12/31/2019	$5.36	0	$0	0.00%	38.3%
12/31/2018	3.65	0	0	0.50%	2.1%	12/31/2018	3.76	0	0	0.25%	2.3%	12/31/2018	3.87	0	0	0.00%	2.6%
12/31/2017	3.57	0	0	0.50%	37.9%	12/31/2017	3.67	0	0	0.25%	38.2%	12/31/2017	3.78	0	0	0.00%	38.5%
12/31/2016	2.59	0	0	0.50%	6.1%	12/31/2016	2.66	0	0	0.25%	6.3%	12/31/2016	2.73	0	0	0.00%	6.6%
12/31/2015	2.44	0	0	0.50%	7.6%	12/31/2015	2.50	0	0	0.25%	7.8%	12/31/2015	2.56	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Technology Opportunities Fund Service Class - 06-258
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,293,527	$1,279,581	61,606
Receivables: investments sold	-
Payables: investments purchased	(3,478)
Net assets	$1,290,049

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$943,806	221,480	$4.26
Band 100	346,243	78,617	4.40
Band 75	-	-	4.55
Band 50	-	-	4.70
Band 25	-	-	4.86
Band 0	-	-	5.03
Total	$1,290,049	300,097

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(16,014)
Net investment income (loss)	(16,014)

Gain (loss) on investments:
Net realized gain (loss)	(29,858)
Realized gain distributions	194,886
Net change in unrealized appreciation (depreciation)	270,192
Net gain (loss)	435,220

Increase (decrease) in net assets from operations	$419,206

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(16,014)	$(13,148)
Net realized gain (loss)	(29,858)	101,849
Realized gain distributions	194,886	250,585
Net change in unrealized appreciation (depreciation)	270,192	(365,851)

Increase (decrease) in net assets from operations	419,206	(26,565)

Contract owner transactions:
Proceeds from units sold	636,982	861,042
Cost of units redeemed	(891,665)	(472,665)
Account charges	(761)	(212)
Increase (decrease)	(255,444)	388,165
Net increase (decrease)	163,762	361,600
Net assets, beginning	1,126,287	764,687
Net assets, ending	$1,290,049	$1,126,287

Units sold	240,702	251,923
Units redeemed	(297,513)	(139,839)
Net increase (decrease)	(56,811)	112,084
Units outstanding, beginning	356,908	244,824
Units outstanding, ending	300,097	356,908

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$7,589,471
Cost of units redeemed/account charges	(7,606,838)
Net investment income (loss)	(128,783)
Net realized gain (loss)	694,308
Realized gain distributions	727,945
Net change in unrealized appreciation (depreciation)	13,946
Net assets	$1,290,049

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.26	221	$944	1.25%	35.9%	12/31/2019	$4.40	79	$346	1.00%	36.3%	12/31/2019	$4.55	0	$0	0.75%	36.6%
12/31/2018	3.14	281	881	1.25%	0.8%	12/31/2018	3.23	76	245	1.00%	1.1%	12/31/2018	3.33	0	0	0.75%	1.3%
12/31/2017	3.11	206	640	1.25%	36.2%	12/31/2017	3.20	39	124	1.00%	36.5%	12/31/2017	3.29	0	0	0.75%	36.8%
12/31/2016	2.28	244	556	1.25%	4.8%	12/31/2016	2.34	43	101	1.00%	5.0%	12/31/2016	2.40	0	0	0.75%	5.3%
12/31/2015	2.18	376	819	1.25%	6.2%	12/31/2015	2.23	66	147	1.00%	6.5%	12/31/2015	2.28	0	0	0.75%	6.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.70	0	$0	0.50%	36.9%	12/31/2019	$4.86	0	$0	0.25%	37.3%	12/31/2019	$5.03	0	$0	0.00%	37.6%
12/31/2018	3.44	0	0	0.50%	1.6%	12/31/2018	3.54	0	0	0.25%	1.8%	12/31/2018	3.65	0	0	0.00%	2.1%
12/31/2017	3.38	0	0	0.50%	37.2%	12/31/2017	3.48	0	0	0.25%	37.5%	12/31/2017	3.58	0	0	0.00%	37.9%
12/31/2016	2.46	0	0	0.50%	5.5%	12/31/2016	2.53	0	0	0.25%	5.8%	12/31/2016	2.59	0	0	0.00%	6.1%
12/31/2015	2.34	0	0	0.50%	7.0%	12/31/2015	2.39	0	0	0.25%	7.3%	12/31/2015	2.45	46	113	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs U.S. Equity Insights Fund Service Class - 06-069
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,363,807	$1,155,716	26,581
Receivables: investments sold	1,173
Payables: investments purchased	-
Net assets	$1,364,980

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,364,980	868,664	$1.57
Band 100	-	-	1.59
Band 75	-	-	1.62
Band 50	-	-	1.64
Band 25	-	-	1.66
Band 0	-	-	1.68
Total	$1,364,980	868,664

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$17,630
Mortality & expense charges	(16,638)
Net investment income (loss)	992

Gain (loss) on investments:
Net realized gain (loss)	39,018
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	227,905
Net gain (loss)	266,923

Increase (decrease) in net assets from operations	$267,915

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$992	$(14,072)
Net realized gain (loss)	39,018	71,375
Realized gain distributions	-	43,181
Net change in unrealized appreciation (depreciation)	227,905	(186,749)

Increase (decrease) in net assets from operations	267,915	(86,265)

Contract owner transactions:
Proceeds from units sold	155,195	127,446
Cost of units redeemed	(183,974)	(451,767)
Account charges	(605)	(523)
Increase (decrease)	(29,384)	(324,844)
Net increase (decrease)	238,531	(411,109)
Net assets, beginning	1,126,449	1,537,558
Net assets, ending	$1,364,980	$1,126,449

Units sold	198,137	90,596
Units redeemed	(216,242)	(316,695)
Net increase (decrease)	(18,105)	(226,099)
Units outstanding, beginning	886,769	1,112,868
Units outstanding, ending	868,664	886,769

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,921,372
Cost of units redeemed/account charges	(1,127,754)
Net investment income (loss)	(12,206)
Net realized gain (loss)	153,262
Realized gain distributions	222,215
Net change in unrealized appreciation (depreciation)	208,091
Net assets	$1,364,980

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.57	869	$1,365	1.25%	23.7%	12/31/2019	$1.59	0	$0	1.00%	24.0%	12/31/2019	$1.62	0	$0	0.75%	24.3%
12/31/2018	1.27	887	1,126	1.25%	-8.1%	12/31/2018	1.28	0	0	1.00%	-7.8%	12/31/2018	1.30	0	0	0.75%	-7.6%
12/31/2017	1.38	1,113	1,538	1.25%	21.8%	12/31/2017	1.39	0	0	1.00%	22.1%	12/31/2017	1.41	0	0	0.75%	22.4%
12/31/2016	1.13	1,293	1,466	1.25%	9.2%	12/31/2016	1.14	0	0	1.00%	9.5%	12/31/2016	1.15	0	0	0.75%	9.8%
12/31/2015	1.04	370	384	1.25%	-2.6%	12/31/2015	1.04	0	0	1.00%	-2.3%	12/31/2015	1.05	0	0	0.75%	-2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.64	0	$0	0.50%	24.6%	12/31/2019	$1.66	0	$0	0.25%	24.9%	12/31/2019	$1.68	0	$0	0.00%	25.3%
12/31/2018	1.31	0	0	0.50%	-7.4%	12/31/2018	1.33	0	0	0.25%	-7.1%	12/31/2018	1.34	0	0	0.00%	-6.9%
12/31/2017	1.42	0	0	0.50%	22.7%	12/31/2017	1.43	0	0	0.25%	23.0%	12/31/2017	1.44	0	0	0.00%	23.3%
12/31/2016	1.16	0	0	0.50%	10.1%	12/31/2016	1.16	0	0	0.25%	10.3%	12/31/2016	1.17	0	0	0.00%	10.6%
12/31/2015	1.05	0	0	0.50%	-1.8%	12/31/2015	1.05	0	0	0.25%	-1.6%	12/31/2015	1.06	0	0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	0.2%
2017	0.9%
2016	1.2%
2015	2.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs U.S. Equity Insights Fund Investor Class - 06-053
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$938,983	$807,668	18,487
Receivables: investments sold	1,121
Payables: investments purchased	-
Net assets	$940,104

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$940,104	586,672	$1.60
Band 100	-	-	1.62
Band 75	-	-	1.65
Band 50	-	-	1.67
Band 25	-	-	1.69
Band 0	-	-	1.72
Total	$940,104	586,672

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$15,154
Mortality & expense charges	(10,674)
Net investment income (loss)	4,480

Gain (loss) on investments:
Net realized gain (loss)	1,263
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	174,943
Net gain (loss)	176,206

Increase (decrease) in net assets from operations	$180,686

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,480	$(3,007)
Net realized gain (loss)	1,263	18,893
Realized gain distributions	-	28,466
Net change in unrealized appreciation (depreciation)	174,943	(95,445)

Increase (decrease) in net assets from operations	180,686	(51,093)

Contract owner transactions:
Proceeds from units sold	25,450	275,297
Cost of units redeemed	(7,467)	(98,147)
Account charges	(126)	(121)
Increase (decrease)	17,857	177,029
Net increase (decrease)	198,543	125,936
Net assets, beginning	741,561	615,625
Net assets, ending	$940,104	$741,561

Units sold	17,185	198,304
Units redeemed	(5,063)	(63,842)
Net increase (decrease)	12,122	134,462
Units outstanding, beginning	574,550	440,088
Units outstanding, ending	586,672	574,550

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,173,906
Cost of units redeemed/account charges	(536,936)
Net investment income (loss)	3,300
Net realized gain (loss)	67,567
Realized gain distributions	100,952
Net change in unrealized appreciation (depreciation)	131,315
Net assets	$940,104

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.60	587	$940	1.25%	24.2%	12/31/2019	$1.62	0	$0	1.00%	24.5%	12/31/2019	$1.65	0	$0	0.75%	24.8%
12/31/2018	1.29	575	742	1.25%	-7.7%	12/31/2018	1.31	0	0	1.00%	-7.5%	12/31/2018	1.32	0	0	0.75%	-7.3%
12/31/2017	1.40	440	616	1.25%	22.2%	12/31/2017	1.41	0	0	1.00%	22.5%	12/31/2017	1.42	0	0	0.75%	22.8%
12/31/2016	1.14	539	617	1.25%	9.6%	12/31/2016	1.15	0	0	1.00%	9.9%	12/31/2016	1.16	0	0	0.75%	10.2%
12/31/2015	1.04	0	0	1.25%	-2.2%	12/31/2015	1.05	0	0	1.00%	-2.0%	12/31/2015	1.05	0	0	0.75%	-1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.67	0	$0	0.50%	25.1%	12/31/2019	$1.69	0	$0	0.25%	25.4%	12/31/2019	$1.72	0	$0	0.00%	25.7%
12/31/2018	1.34	0	0	0.50%	-7.0%	12/31/2018	1.35	0	0	0.25%	-6.8%	12/31/2018	1.37	0	0	0.00%	-6.6%
12/31/2017	1.44	0	0	0.50%	23.1%	12/31/2017	1.45	0	0	0.25%	23.4%	12/31/2017	1.46	0	0	0.00%	23.8%
12/31/2016	1.17	0	0	0.50%	10.4%	12/31/2016	1.17	0	0	0.25%	10.7%	12/31/2016	1.18	0	0	0.00%	11.0%
12/31/2015	1.06	0	0	0.50%	-1.5%	12/31/2015	1.06	0	0	0.25%	-1.2%	12/31/2015	1.06	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.8%
2018	0.8%
2017	1.2%
2016	2.1%
2015	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Financial Square Government Fund Admin Class - 06-CGH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,666,387	$11,670,381	11,725,110
Receivables: investments sold	58,723
Payables: investments purchased	-
Net assets	$11,725,110

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,079,107	10,213,569	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	1,646,003	1,584,385	1.04
Total	$11,725,110	11,797,954

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$192,051
Mortality & expense charges	(116,118)
Net investment income (loss)	75,933

Gain (loss) on investments:
Net realized gain (loss)	3,994
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(3,993)
Net gain (loss)	1

Increase (decrease) in net assets from operations	$75,934

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$75,933	$27,531
Net realized gain (loss)	3,994	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(3,993)	(2)

Increase (decrease) in net assets from operations	75,934	27,529

Contract owner transactions:
Proceeds from units sold	7,665,869	8,761,015
Cost of units redeemed	(5,481,334)	(10,150,197)
Account charges	(7,366)	(5,401)
Increase (decrease)	2,177,169	(1,394,583)
Net increase (decrease)	2,253,103	(1,367,054)
Net assets, beginning	9,472,007	10,839,061
Net assets, ending	$11,725,110	$9,472,007

Units sold	7,978,993	9,021,543
Units redeemed	(5,798,115)	(10,461,197)
Net increase (decrease)	2,180,878	(1,439,654)
Units outstanding, beginning	9,617,076	11,056,730
Units outstanding, ending	11,797,954	9,617,076

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$47,108,246
Cost of units redeemed/account charges	(35,239,188)
Net investment income (loss)	(143,948)
Net realized gain (loss)	3,994
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(3,994)
Net assets	$11,725,110

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.99	10,214	$10,079	1.25%	0.6%	12/31/2019	$1.00	0	$0	1.00%	0.8%	12/31/2019	$1.01	0	$0	0.75%	1.1%
12/31/2018	0.98	8,714	8,550	1.25%	0.2%	12/31/2018	0.99	0	0	1.00%	0.4%	12/31/2018	1.00	0	0	0.75%	0.7%
12/31/2017	0.98	10,681	10,461	1.25%	-0.7%	12/31/2017	0.98	0	0	1.00%	-0.5%	12/31/2017	0.99	0	0	0.75%	-0.2%
12/31/2016	0.99	11,423	11,269	1.25%	-1.2%	12/31/2016	0.99	0	0	1.00%	-1.0%	12/31/2016	0.99	0	0	0.75%	-0.7%
12/31/2015	1.00	14,404	14,384	1.25%	-0.1%	12/31/2015	1.00	0	0	1.00%	-0.1%	12/31/2015	1.00	0	0	0.75%	-0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.02	0	$0	0.50%	1.3%	12/31/2019	$1.03	0	$0	0.25%	1.6%	12/31/2019	$1.04	1,584	$1,646	0.00%	1.8%
12/31/2018	1.00	0	0	0.50%	0.9%	12/31/2018	1.01	0	0	0.25%	1.2%	12/31/2018	1.02	903	922	0.00%	1.5%
12/31/2017	1.00	0	0	0.50%	0.0%	12/31/2017	1.00	0	0	0.25%	0.3%	12/31/2017	1.01	376	378	0.00%	0.5%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	361	361	0.00%	0.0%
12/31/2015	1.00	0	0	0.50%	-0.1%	12/31/2015	1.00	0	0	0.25%	0.0%	12/31/2015	1.00	349	349	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.8%
2018	1.3%
2017	0.5%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Financial Square Government Fund Resource Class - 06-CGJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,464,162	$5,464,161	5,461,955
Receivables: investments sold	-
Payables: investments purchased	(2,207)
Net assets	$5,461,955

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,296,898	3,380,491	$0.98
Band 100	2,039,813	2,070,067	0.99
Band 75	-	-	1.00
Band 50	125,244	124,503	1.01
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$5,461,955	5,575,061

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$82,073
Mortality & expense charges	(63,607)
Net investment income (loss)	18,466

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1
Net gain (loss)	1

Increase (decrease) in net assets from operations	$18,467

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$18,466	$(3,830)
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1	1

Increase (decrease) in net assets from operations	18,467	(3,829)

Contract owner transactions:
Proceeds from units sold	2,231,232	4,179,694
Cost of units redeemed	(2,822,303)	(5,024,558)
Account charges	(2,212)	(2,305)
Increase (decrease)	(593,283)	(847,169)
Net increase (decrease)	(574,816)	(850,998)
Net assets, beginning	6,036,771	6,887,769
Net assets, ending	$5,461,955	$6,036,771

Units sold	2,291,569	4,290,482
Units redeemed	(2,889,472)	(5,155,807)
Net increase (decrease)	(597,903)	(865,325)
Units outstanding, beginning	6,172,964	7,038,289
Units outstanding, ending	5,575,061	6,172,964

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$21,917,793
Cost of units redeemed/account charges	(16,344,778)
Net investment income (loss)	(111,061)
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1
Net assets	$5,461,955

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.98	3,380	$3,297	1.25%	0.2%	12/31/2019	$0.99	2,070	$2,040	1.00%	0.4%	12/31/2019	$1.00	0	$0	0.75%	0.7%
12/31/2018	0.97	3,274	3,188	1.25%	-0.2%	12/31/2018	0.98	2,589	2,540	1.00%	0.0%	12/31/2018	0.99	0	0	0.75%	0.3%
12/31/2017	0.98	3,375	3,293	1.25%	-1.1%	12/31/2017	0.98	3,429	3,363	1.00%	-0.8%	12/31/2017	0.99	0	0	0.75%	-0.6%
12/31/2016	0.99	3,531	3,482	1.25%	-1.2%	12/31/2016	0.99	2,591	2,562	1.00%	-1.0%	12/31/2016	0.99	0	0	0.75%	-0.7%
12/31/2015	1.00	2,847	2,843	1.25%	-0.1%	12/31/2015	1.00	3,143	3,139	1.00%	-0.1%	12/31/2015	1.00	0	0	0.75%	-0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	125	$125	0.50%	0.9%	12/31/2019	$1.02	0	$0	0.25%	1.2%	12/31/2019	$1.03	0	$0	0.00%	1.4%
12/31/2018	1.00	309	308	0.50%	0.6%	12/31/2018	1.00	0	0	0.25%	0.8%	12/31/2018	1.01	0	0	0.00%	1.1%
12/31/2017	0.99	234	232	0.50%	-0.3%	12/31/2017	1.00	0	0	0.25%	-0.1%	12/31/2017	1.00	0	0	0.00%	0.2%
12/31/2016	0.99	238	237	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	0.0%
12/31/2015	1.00	125	125	0.50%	-0.1%	12/31/2015	1.00	0	0	0.25%	0.0%	12/31/2015	1.00	134	134	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	1.1%
2017	0.2%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Large Cap Growth Insights Fund Investor Class - 06-CKX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,282,195	$16,371,439	551,859
Receivables: investments sold	-
Payables: investments purchased	(722,028)
Net assets	$17,560,167

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,560,167	10,586,717	$1.66
Band 100	-	-	1.67
Band 75	-	-	1.69
Band 50	-	-	1.70
Band 25	-	-	1.72
Band 0	-	-	1.74
Total	$17,560,167	10,586,717

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$107,607
Mortality & expense charges	(259,380)
Net investment income (loss)	(151,773)

Gain (loss) on investments:
Net realized gain (loss)	399,145
Realized gain distributions	689,017
Net change in unrealized appreciation (depreciation)	3,656,210
Net gain (loss)	4,744,372

Increase (decrease) in net assets from operations	$4,592,599

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(151,773)	$(150,073)
Net realized gain (loss)	399,145	940,455
Realized gain distributions	689,017	1,353,730
Net change in unrealized appreciation (depreciation)	3,656,210	(3,128,618)

Increase (decrease) in net assets from operations	4,592,599	(984,506)

Contract owner transactions:
Proceeds from units sold	8,699,159	7,444,039
Cost of units redeemed	(10,635,581)	(8,306,051)
Account charges	(45,001)	(50,520)
Increase (decrease)	(1,981,423)	(912,532)
Net increase (decrease)	2,611,176	(1,897,038)
Net assets, beginning	14,948,991	16,846,029
Net assets, ending	$17,560,167	$14,948,991

Units sold	6,028,339	5,167,129
Units redeemed	(6,963,810)	(5,870,973)
Net increase (decrease)	(935,471)	(703,844)
Units outstanding, beginning	11,522,188	12,226,032
Units outstanding, ending	10,586,717	11,522,188

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$32,608,308
Cost of units redeemed/account charges	(20,878,611)
Net investment income (loss)	(311,648)
Net realized gain (loss)	1,522,920
Realized gain distributions	2,708,442
Net change in unrealized appreciation (depreciation)	1,910,756
Net assets	$17,560,167

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.66	10,587	$17,560	1.25%	27.8%	12/31/2019	$1.67	0	$0	1.00%	28.2%	12/31/2019	$1.69	0	$0	0.75%	28.5%
12/31/2018	1.30	11,522	14,949	1.25%	-5.8%	12/31/2018	1.31	0	0	1.00%	-5.6%	12/31/2018	1.31	0	0	0.75%	-5.4%
12/31/2017	1.38	12,226	16,846	1.25%	27.9%	12/31/2017	1.38	0	0	1.00%	28.2%	12/31/2017	1.39	0	0	0.75%	28.6%
12/31/2016	1.08	3,109	3,349	1.25%	7.7%	12/31/2016	1.08	0	0	1.00%	7.9%	12/31/2016	1.08	0	0	0.75%	8.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.70	0	$0	0.50%	28.8%	12/31/2019	$1.72	0	$0	0.25%	29.1%	12/31/2019	$1.74	0	$0	0.00%	29.5%
12/31/2018	1.32	0	0	0.50%	-5.1%	12/31/2018	1.33	0	0	0.25%	-4.9%	12/31/2018	1.34	0	0	0.00%	-4.6%
12/31/2017	1.39	0	0	0.50%	28.9%	12/31/2017	1.40	0	0	0.25%	29.2%	12/31/2017	1.41	0	0	0.00%	29.5%
12/31/2016	1.08	0	0	0.50%	8.2%	12/31/2016	1.08	0	0	0.25%	8.4%	12/31/2016	1.09	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	0.6%
2017	0.8%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Large Cap Growth Insights Fund Service Class - 06-CKY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,555,776	$4,034,172	141,207
Receivables: investments sold	-
Payables: investments purchased	(65,367)
Net assets	$4,490,409

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,683,007	1,638,764	$1.64
Band 100	-	-	1.65
Band 75	-	-	1.67
Band 50	-	-	1.68
Band 25	-	-	1.70
Band 0	1,807,402	1,054,946	1.71
Total	$4,490,409	2,693,710

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$9,535
Mortality & expense charges	(42,749)
Net investment income (loss)	(33,214)

Gain (loss) on investments:
Net realized gain (loss)	157,574
Realized gain distributions	153,776
Net change in unrealized appreciation (depreciation)	988,930
Net gain (loss)	1,300,280

Increase (decrease) in net assets from operations	$1,267,066

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(33,214)	$(81,473)
Net realized gain (loss)	157,574	534,129
Realized gain distributions	153,776	450,869
Net change in unrealized appreciation (depreciation)	988,930	(1,112,317)

Increase (decrease) in net assets from operations	1,267,066	(208,792)

Contract owner transactions:
Proceeds from units sold	3,623,237	1,852,978
Cost of units redeemed	(5,173,688)	(5,281,614)
Account charges	(23,481)	(30,571)
Increase (decrease)	(1,573,932)	(3,459,207)
Net increase (decrease)	(306,866)	(3,667,999)
Net assets, beginning	4,797,275	8,465,274
Net assets, ending	$4,490,409	$4,797,275

Units sold	2,721,644	1,312,561
Units redeemed	(3,748,193)	(3,747,842)
Net increase (decrease)	(1,026,549)	(2,435,281)
Units outstanding, beginning	3,720,259	6,155,540
Units outstanding, ending	2,693,710	3,720,259

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$13,596,962
Cost of units redeemed/account charges	(11,227,960)
Net investment income (loss)	(124,870)
Net realized gain (loss)	759,649
Realized gain distributions	965,024
Net change in unrealized appreciation (depreciation)	521,604
Net assets	$4,490,409

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.64	1,639	$2,683	1.25%	27.4%	12/31/2019	$1.65	0	$0	1.00%	27.7%	12/31/2019	$1.67	0	$0	0.75%	28.0%
12/31/2018	1.29	3,344	4,298	1.25%	-6.2%	12/31/2018	1.29	0	0	1.00%	-6.0%	12/31/2018	1.30	0	0	0.75%	-5.7%
12/31/2017	1.37	5,024	6,883	1.25%	27.5%	12/31/2017	1.38	0	0	1.00%	27.8%	12/31/2017	1.38	0	0	0.75%	28.1%
12/31/2016	1.07	1,338	1,439	1.25%	7.5%	12/31/2016	1.08	0	0	1.00%	7.7%	12/31/2016	1.08	0	0	0.75%	7.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.68	0	$0	0.50%	28.4%	12/31/2019	$1.70	0	$0	0.25%	28.7%	12/31/2019	$1.71	1,055	$1,807	0.00%	29.0%
12/31/2018	1.31	0	0	0.50%	-5.5%	12/31/2018	1.32	0	0	0.25%	-5.2%	12/31/2018	1.33	376	499	0.00%	-5.0%
12/31/2017	1.39	0	0	0.50%	28.4%	12/31/2017	1.39	0	0	0.25%	28.7%	12/31/2017	1.40	1,132	1,582	0.00%	29.1%
12/31/2016	1.08	0	0	0.50%	8.0%	12/31/2016	1.08	0	0	0.25%	8.2%	12/31/2016	1.08	0	0	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.2%
2018	0.0%
2017	0.6%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Financial Square Government Fund R6 Class - 06-CXJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$679,947	$679,947	678,882
Receivables: investments sold	-
Payables: investments purchased	(1,065)
Net assets	$678,882

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$678,882	674,026	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$678,882	674,026

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$10,333
Mortality & expense charges	(6,299)
Net investment income (loss)	4,034

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$4,034

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,034	$2,509
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	(1)

Increase (decrease) in net assets from operations	4,034	2,508

Contract owner transactions:
Proceeds from units sold	315,451	596,073
Cost of units redeemed	(180,567)	(130,474)
Account charges	(1,421)	(754)
Increase (decrease)	133,463	464,845
Net increase (decrease)	137,497	467,353
Net assets, beginning	541,385	74,032
Net assets, ending	$678,882	$541,385

Units sold	313,836	598,785
Units redeemed	(181,715)	(131,304)
Net increase (decrease)	132,121	467,481
Units outstanding, beginning	541,905	74,424
Units outstanding, ending	674,026	541,905

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,167,377
Cost of units redeemed/account charges	(494,962)
Net investment income (loss)	6,467
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$678,882

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	674	$679	1.25%	0.8%	12/31/2019	$1.01	0	$0	1.00%	1.1%	12/31/2019	$1.02	0	$0	0.75%	1.3%
12/31/2018	1.00	542	541	1.25%	0.4%	12/31/2018	1.00	0	0	1.00%	0.7%	12/31/2018	1.01	0	0	0.75%	0.9%
12/31/2017	0.99	74	74	1.25%	-0.5%	12/31/2017	1.00	0	0	1.00%	-0.2%	12/31/2017	1.00	0	0	0.75%	0.0%
12/31/2016	1.00	0	0	1.25%	-0.1%	12/31/2016	1.00	0	0	1.00%	0.0%	12/31/2016	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	0	$0	0.50%	1.6%	12/31/2019	$1.04	0	$0	0.25%	1.8%	12/31/2019	$1.05	0	$0	0.00%	2.1%
12/31/2018	1.01	0	0	0.50%	1.2%	12/31/2018	1.02	0	0	0.25%	1.4%	12/31/2018	1.03	0	0	0.00%	1.7%
12/31/2017	1.00	0	0	0.50%	0.3%	12/31/2017	1.01	0	0	0.25%	0.5%	12/31/2017	1.01	0	0	0.00%	0.8%
12/31/2016	1.00	0	0	0.50%	0.0%	12/31/2016	1.00	0	0	0.25%	0.0%	12/31/2016	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
2018	2.5%
2017	0.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Growth Opportunities Fund R6 Class - 06-CXK (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.53
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.57
Band 25	-	-	1.58
Band 0	-	-	1.59
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.53	0	$0	1.25%	33.1%	12/31/2019	$1.54	0	$0	1.00%	33.5%	12/31/2019	$1.56	0	$0	0.75%	33.8%
12/31/2018	1.15	0	0	1.25%	-6.2%	12/31/2018	1.16	0	0	1.00%	-5.9%	12/31/2018	1.16	0	0	0.75%	-5.7%
12/31/2017	1.23	0	0	1.25%	25.7%	12/31/2017	1.23	0	0	1.00%	26.0%	12/31/2017	1.23	0	0	0.75%	26.3%
12/31/2016	0.98	0	0	1.25%	-2.4%	12/31/2016	0.98	0	0	1.00%	-2.4%	12/31/2016	0.98	0	0	0.75%	-2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.57	0	$0	0.50%	34.1%	12/31/2019	$1.58	0	$0	0.25%	34.5%	12/31/2019	$1.59	0	$0	0.00%	34.8%
12/31/2018	1.17	0	0	0.50%	-5.4%	12/31/2018	1.18	0	0	0.25%	-5.2%	12/31/2018	1.18	0	0	0.00%	-5.0%
12/31/2017	1.24	0	0	0.50%	26.6%	12/31/2017	1.24	0	0	0.25%	26.9%	12/31/2017	1.24	0	0	0.00%	27.2%
12/31/2016	0.98	0	0	0.50%	-2.3%	12/31/2016	0.98	0	0	0.25%	-2.3%	12/31/2016	0.98	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs International Equity Insights Fund R6 Class - 06-CXM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$656,749	$631,846	50,770
Receivables: investments sold	2,248
Payables: investments purchased	-
Net assets	$658,997

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$658,997	531,635	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$658,997	531,635

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$15,808
Mortality & expense charges	(7,648)
Net investment income (loss)	8,160

Gain (loss) on investments:
Net realized gain (loss)	(3,905)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	83,907
Net gain (loss)	80,002

Increase (decrease) in net assets from operations	$88,162

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$8,160	$2,175
Net realized gain (loss)	(3,905)	(4,801)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	83,907	(59,612)

Increase (decrease) in net assets from operations	88,162	(62,238)

Contract owner transactions:
Proceeds from units sold	726,840	548,773
Cost of units redeemed	(460,379)	(230,838)
Account charges	(534)	(650)
Increase (decrease)	265,927	317,285
Net increase (decrease)	354,089	255,047
Net assets, beginning	304,908	49,861
Net assets, ending	$658,997	$304,908

Units sold	632,219	429,850
Units redeemed	(388,326)	(181,274)
Net increase (decrease)	243,893	248,576
Units outstanding, beginning	287,742	39,166
Units outstanding, ending	531,635	287,742

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,324,433
Cost of units redeemed/account charges	(692,650)
Net investment income (loss)	11,011
Net realized gain (loss)	(8,700)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	24,903
Net assets	$658,997

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	532	$659	1.25%	17.0%	12/31/2019	$1.25	0	$0	1.00%	17.3%	12/31/2019	$1.26	0	$0	0.75%	17.6%
12/31/2018	1.06	288	305	1.25%	-16.8%	12/31/2018	1.07	0	0	1.00%	-16.6%	12/31/2018	1.07	0	0	0.75%	-16.3%
12/31/2017	1.27	39	50	1.25%	28.1%	12/31/2017	1.28	0	0	1.00%	28.4%	12/31/2017	1.28	0	0	0.75%	28.7%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	0	$0	0.50%	17.9%	12/31/2019	$1.28	0	$0	0.25%	18.2%	12/31/2019	$1.29	0	$0	0.00%	18.4%
12/31/2018	1.08	0	0	0.50%	-16.1%	12/31/2018	1.08	0	0	0.25%	-15.9%	12/31/2018	1.09	0	0	0.00%	-15.7%
12/31/2017	1.28	0	0	0.50%	29.1%	12/31/2017	1.29	0	0	0.25%	29.4%	12/31/2017	1.29	0	0	0.00%	29.7%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.3%
2018	3.3%
2017	3.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Large Cap Growth Insights Fund R6 Class - 06-CXN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,623,284	$3,213,462	129,719
Receivables: investments sold	723,622
Payables: investments purchased	-
Net assets	$4,346,906

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,346,906	2,837,134	$1.53
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.57
Band 25	-	-	1.58
Band 0	-	-	1.59
Total	$4,346,906	2,837,134

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$25,038
Mortality & expense charges	(40,947)
Net investment income (loss)	(15,909)

Gain (loss) on investments:
Net realized gain (loss)	(18,134)
Realized gain distributions	116,809
Net change in unrealized appreciation (depreciation)	660,348
Net gain (loss)	759,023

Increase (decrease) in net assets from operations	$743,114

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(15,909)	$(10,866)
Net realized gain (loss)	(18,134)	72,907
Realized gain distributions	116,809	124,389
Net change in unrealized appreciation (depreciation)	660,348	(266,005)

Increase (decrease) in net assets from operations	743,114	(79,575)

Contract owner transactions:
Proceeds from units sold	3,088,199	2,627,121
Cost of units redeemed	(1,104,004)	(1,636,979)
Account charges	(6,151)	(8,376)
Increase (decrease)	1,978,044	981,766
Net increase (decrease)	2,721,158	902,191
Net assets, beginning	1,625,748	723,557
Net assets, ending	$4,346,906	$1,625,748

Units sold	2,356,483	2,006,632
Units redeemed	(878,048)	(1,218,088)
Net increase (decrease)	1,478,435	788,544
Units outstanding, beginning	1,358,699	570,155
Units outstanding, ending	2,837,134	1,358,699

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,435,356
Cost of units redeemed/account charges	(2,798,685)
Net investment income (loss)	(24,882)
Net realized gain (loss)	55,489
Realized gain distributions	269,806
Net change in unrealized appreciation (depreciation)	409,822
Net assets	$4,346,906

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.53	2,837	$4,347	1.25%	28.0%	12/31/2019	$1.54	0	$0	1.00%	28.4%	12/31/2019	$1.56	0	$0	0.75%	28.7%
12/31/2018	1.20	1,359	1,626	1.25%	-5.7%	12/31/2018	1.20	0	0	1.00%	-5.5%	12/31/2018	1.21	0	0	0.75%	-5.2%
12/31/2017	1.27	570	724	1.25%	28.1%	12/31/2017	1.27	0	0	1.00%	28.4%	12/31/2017	1.28	0	0	0.75%	28.8%
12/31/2016	0.99	0	0	1.25%	-1.0%	12/31/2016	0.99	0	0	1.00%	-0.9%	12/31/2016	0.99	0	0	0.75%	-0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.57	0	$0	0.50%	29.0%	12/31/2019	$1.58	0	$0	0.25%	29.3%	12/31/2019	$1.59	0	$0	0.00%	29.7%
12/31/2018	1.22	0	0	0.50%	-5.0%	12/31/2018	1.22	0	0	0.25%	-4.8%	12/31/2018	1.23	0	0	0.00%	-4.5%
12/31/2017	1.28	0	0	0.50%	29.1%	12/31/2017	1.28	0	0	0.25%	29.4%	12/31/2017	1.29	0	0	0.00%	29.7%
12/31/2016	0.99	0	0	0.50%	-0.9%	12/31/2016	0.99	0	0	0.25%	-0.9%	12/31/2016	0.99	0	0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.8%
2018	1.0%
2017	1.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Large Cap Value Insights Fund R6 Class - 06-CXP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,307,159	$2,265,623	103,814
Receivables: investments sold	-
Payables: investments purchased	(2,480)
Net assets	$2,304,679

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,304,679	1,836,112	$1.26
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$2,304,679	1,836,112

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$36,236
Mortality & expense charges	(23,101)
Net investment income (loss)	13,135

Gain (loss) on investments:
Net realized gain (loss)	(27,255)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	351,558
Net gain (loss)	324,303

Increase (decrease) in net assets from operations	$337,438

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$13,135	$5,060
Net realized gain (loss)	(27,255)	1,879
Realized gain distributions	-	80,307
Net change in unrealized appreciation (depreciation)	351,558	(313,246)

Increase (decrease) in net assets from operations	337,438	(226,000)

Contract owner transactions:
Proceeds from units sold	771,067	1,750,530
Cost of units redeemed	(315,582)	(51,633)
Account charges	(2,999)	(561)
Increase (decrease)	452,486	1,698,336
Net increase (decrease)	789,924	1,472,336
Net assets, beginning	1,514,755	42,419
Net assets, ending	$2,304,679	$1,514,755

Units sold	669,158	1,452,114
Units redeemed	(275,993)	(45,560)
Net increase (decrease)	393,165	1,406,554
Units outstanding, beginning	1,442,947	36,393
Units outstanding, ending	1,836,112	1,442,947

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,560,455
Cost of units redeemed/account charges	(370,778)
Net investment income (loss)	18,529
Net realized gain (loss)	(25,370)
Realized gain distributions	80,307
Net change in unrealized appreciation (depreciation)	41,536
Net assets	$2,304,679

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	1,836	$2,305	1.25%	19.6%	12/31/2019	$1.26	0	$0	1.00%	19.9%	12/31/2019	$1.27	0	$0	0.75%	20.2%
12/31/2018	1.05	1,443	1,515	1.25%	-9.9%	12/31/2018	1.06	0	0	1.00%	-9.7%	12/31/2018	1.06	0	0	0.75%	-9.5%
12/31/2017	1.17	36	42	1.25%	18.0%	12/31/2017	1.17	0	0	1.00%	18.3%	12/31/2017	1.17	0	0	0.75%	18.6%
12/31/2016	0.99	0	0	1.25%	-1.2%	12/31/2016	0.99	0	0	1.00%	-1.2%	12/31/2016	0.99	0	0	0.75%	-1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	0	$0	0.50%	20.5%	12/31/2019	$1.29	0	$0	0.25%	20.8%	12/31/2019	$1.30	0	$0	0.00%	21.1%
12/31/2018	1.07	0	0	0.50%	-9.3%	12/31/2018	1.07	0	0	0.25%	-9.0%	12/31/2018	1.08	0	0	0.00%	-8.8%
12/31/2017	1.17	0	0	0.50%	18.9%	12/31/2017	1.18	0	0	0.25%	19.2%	12/31/2017	1.18	0	0	0.00%	19.5%
12/31/2016	0.99	0	0	0.50%	-1.2%	12/31/2016	0.99	0	0	0.25%	-1.2%	12/31/2016	0.99	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
2018	1.3%
2017	2.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Mid Cap Value Fund R6 Class - 06-CXR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$233,588	$230,903	6,765
Receivables: investments sold	35
Payables: investments purchased	-
Net assets	$233,623

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$233,623	189,009	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$233,623	189,009

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,300
Mortality & expense charges	(2,695)
Net investment income (loss)	(395)

Gain (loss) on investments:
Net realized gain (loss)	(8,606)
Realized gain distributions	5,467
Net change in unrealized appreciation (depreciation)	61,061
Net gain (loss)	57,922

Increase (decrease) in net assets from operations	$57,527

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(395)	$739
Net realized gain (loss)	(8,606)	(872)
Realized gain distributions	5,467	29,568
Net change in unrealized appreciation (depreciation)	61,061	(58,376)

Increase (decrease) in net assets from operations	57,527	(28,941)

Contract owner transactions:
Proceeds from units sold	37,738	232,901
Cost of units redeemed	(59,376)	(5,855)
Account charges	(243)	(128)
Increase (decrease)	(21,881)	226,918
Net increase (decrease)	35,646	197,977
Net assets, beginning	197,977	-
Net assets, ending	$233,623	$197,977

Units sold	34,589	214,667
Units redeemed	(54,406)	(5,841)
Net increase (decrease)	(19,817)	208,826
Units outstanding, beginning	208,826	-
Units outstanding, ending	189,009	208,826

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$270,639
Cost of units redeemed/account charges	(65,602)
Net investment income (loss)	344
Net realized gain (loss)	(9,478)
Realized gain distributions	35,035
Net change in unrealized appreciation (depreciation)	2,685
Net assets	$233,623

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	189	$234	1.25%	30.4%	12/31/2019	$1.25	0	$0	1.00%	30.7%	12/31/2019	$1.26	0	$0	0.75%	31.0%
12/31/2018	0.95	209	198	1.25%	-11.6%	12/31/2018	0.95	0	0	1.00%	-11.4%	12/31/2018	0.96	0	0	0.75%	-11.2%
12/31/2017	1.07	0	0	1.25%	9.7%	12/31/2017	1.08	0	0	1.00%	10.0%	12/31/2017	1.08	0	0	0.75%	10.3%
12/31/2016	0.98	0	0	1.25%	-2.3%	12/31/2016	0.98	0	0	1.00%	-2.3%	12/31/2016	0.98	0	0	0.75%	-2.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	0	$0	0.50%	31.4%	12/31/2019	$1.27	0	$0	0.25%	31.7%	12/31/2019	$1.28	0	$0	0.00%	32.0%
12/31/2018	0.96	0	0	0.50%	-10.9%	12/31/2018	0.97	0	0	0.25%	-10.7%	12/31/2018	0.97	0	0	0.00%	-10.5%
12/31/2017	1.08	0	0	0.50%	10.6%	12/31/2017	1.08	0	0	0.25%	10.8%	12/31/2017	1.09	0	0	0.00%	11.1%
12/31/2016	0.98	0	0	0.50%	-2.2%	12/31/2016	0.98	0	0	0.25%	-2.2%	12/31/2016	0.98	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	2.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Small Cap Value Fund R6 Class - 06-CXT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,276,378	$4,293,216	78,312
Receivables: investments sold	7,298
Payables: investments purchased	-
Net assets	$4,283,676

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,283,676	3,801,582	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$4,283,676	3,801,582

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$36,182
Mortality & expense charges	(61,883)
Net investment income (loss)	(25,701)

Gain (loss) on investments:
Net realized gain (loss)	(355,998)
Realized gain distributions	167,076
Net change in unrealized appreciation (depreciation)	1,142,055
Net gain (loss)	953,133

Increase (decrease) in net assets from operations	$927,432

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(25,701)	$(22,249)
Net realized gain (loss)	(355,998)	(44,737)
Realized gain distributions	167,076	457,255
Net change in unrealized appreciation (depreciation)	1,142,055	(1,073,457)

Increase (decrease) in net assets from operations	927,432	(683,188)

Contract owner transactions:
Proceeds from units sold	1,819,664	3,777,905
Cost of units redeemed	(2,603,422)	(1,367,486)
Account charges	(5,566)	(3,720)
Increase (decrease)	(789,324)	2,406,699
Net increase (decrease)	138,108	1,723,511
Net assets, beginning	4,145,568	2,422,057
Net assets, ending	$4,283,676	$4,145,568

Units sold	1,837,164	3,506,698
Units redeemed	(2,511,524)	(1,250,894)
Net increase (decrease)	(674,360)	2,255,804
Units outstanding, beginning	4,475,942	2,220,138
Units outstanding, ending	3,801,582	4,475,942

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$8,284,686
Cost of units redeemed/account charges	(4,351,301)
Net investment income (loss)	(46,181)
Net realized gain (loss)	(396,736)
Realized gain distributions	810,046
Net change in unrealized appreciation (depreciation)	(16,838)
Net assets	$4,283,676

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	3,802	$4,284	1.25%	21.7%	12/31/2019	$1.14	0	$0	1.00%	22.0%	12/31/2019	$1.14	0	$0	0.75%	22.3%
12/31/2018	0.93	4,476	4,146	1.25%	-15.1%	12/31/2018	0.93	0	0	1.00%	-14.9%	12/31/2018	0.94	0	0	0.75%	-14.7%
12/31/2017	1.09	2,220	2,422	1.25%	11.0%	12/31/2017	1.09	0	0	1.00%	11.3%	12/31/2017	1.10	0	0	0.75%	11.5%
12/31/2016	0.98	0	0	1.25%	-1.7%	12/31/2016	0.98	0	0	1.00%	-1.7%	12/31/2016	0.98	0	0	0.75%	-1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	22.6%	12/31/2019	$1.16	0	$0	0.25%	22.9%	12/31/2019	$1.17	0	$0	0.00%	23.2%
12/31/2018	0.94	0	0	0.50%	-14.5%	12/31/2018	0.95	0	0	0.25%	-14.2%	12/31/2018	0.95	0	0	0.00%	-14.0%
12/31/2017	1.10	0	0	0.50%	11.8%	12/31/2017	1.10	0	0	0.25%	12.1%	12/31/2017	1.11	0	0	0.00%	12.4%
12/31/2016	0.98	0	0	0.50%	-1.7%	12/31/2016	0.98	0	0	0.25%	-1.6%	12/31/2016	0.98	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	0.6%
2017	0.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs U.S. Equity Insights Fund R6 Class - 06-FXT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$202,451	$188,715	3,816
Receivables: investments sold	682
Payables: investments purchased	-
Net assets	$203,133

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$203,133	159,063	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$203,133	159,063

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$7,711
Mortality & expense charges	(5,966)
Net investment income (loss)	1,745

Gain (loss) on investments:
Net realized gain (loss)	6,844
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	96,299
Net gain (loss)	103,143

Increase (decrease) in net assets from operations	$104,888

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,745	$(73)
Net realized gain (loss)	6,844	(5,372)
Realized gain distributions	-	17,404
Net change in unrealized appreciation (depreciation)	96,299	(82,563)

Increase (decrease) in net assets from operations	104,888	(70,604)

Contract owner transactions:
Proceeds from units sold	62,817	552,528
Cost of units redeemed	(406,980)	(37,149)
Account charges	(1,010)	(1,357)
Increase (decrease)	(345,173)	514,022
Net increase (decrease)	(240,285)	443,418
Net assets, beginning	443,418	-
Net assets, ending	$203,133	$443,418

Units sold	53,849	469,089
Units redeemed	(326,441)	(37,434)
Net increase (decrease)	(272,592)	431,655
Units outstanding, beginning	431,655	-
Units outstanding, ending	159,063	431,655

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$615,345
Cost of units redeemed/account charges	(446,496)
Net investment income (loss)	1,672
Net realized gain (loss)	1,472
Realized gain distributions	17,404
Net change in unrealized appreciation (depreciation)	13,736
Net assets	$203,133

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	159	$203	1.25%	24.3%	12/31/2019	$1.29	0	$0	1.00%	24.6%	12/31/2019	$1.29	0	$0	0.75%	24.9%
12/31/2018	1.03	432	443	1.25%	-7.6%	12/31/2018	1.03	0	0	1.00%	-7.4%	12/31/2018	1.04	0	0	0.75%	-7.1%
12/31/2017	1.11	0	0	1.25%	11.2%	12/31/2017	1.11	0	0	1.00%	11.3%	12/31/2017	1.11	0	0	0.75%	11.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.30	0	$0	0.50%	25.3%	12/31/2019	$1.31	0	$0	0.25%	25.6%	12/31/2019	$1.32	0	$0	0.00%	25.9%
12/31/2018	1.04	0	0	0.50%	-6.9%	12/31/2018	1.04	0	0	0.25%	-6.7%	12/31/2018	1.05	0	0	0.00%	-6.4%
12/31/2017	1.12	0	0	0.50%	11.6%	12/31/2017	1.12	0	0	0.25%	11.7%	12/31/2017	1.12	0	0	0.00%	11.9%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.4%
2018	1.8%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs Emerging Markets Equity Fund R6 Class - 06-3GG (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	24.5%	12/31/2019	$1.07	0	$0	1.00%	24.8%	12/31/2019	$1.08	0	$0	0.75%	25.1%
12/31/2018	0.86	0	0	1.25%	-14.0%	12/31/2018	0.86	0	0	1.00%	-13.9%	12/31/2018	0.86	0	0	0.75%	-13.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	25.4%	12/31/2019	$1.09	0	$0	0.25%	25.7%	12/31/2019	$1.09	0	$0	0.00%	26.1%
12/31/2018	0.86	0	0	0.50%	-13.7%	12/31/2018	0.86	0	0	0.25%	-13.6%	12/31/2018	0.86	0	0	0.00%	-13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Goldman Sachs SmCp Eq Insts R6 Class - 06-46M (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	1.25%	11.3%	12/31/2019	$1.11	0	$0	1.00%	11.4%	12/31/2019	$1.12	0	$0	0.75%	11.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	11.6%	12/31/2019	$1.12	0	$0	0.25%	11.7%	12/31/2019	$1.12	0	$0	0.00%	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Aggressive Allocation Fund Investor Class - 06-3MT (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.17
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	1.25%	25.3%	12/31/2019	$1.17	0	$0	1.00%	25.6%	12/31/2019	$1.17	0	$0	0.75%	25.9%
12/31/2018	0.93	0	0	1.25%	-6.9%	12/31/2018	0.93	0	0	1.00%	-6.8%	12/31/2018	0.93	0	0	0.75%	-6.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	0.50%	26.2%	12/31/2019	$1.18	0	$0	0.25%	26.5%	12/31/2019	$1.18	0	$0	0.00%	26.9%
12/31/2018	0.93	0	0	0.50%	-6.8%	12/31/2018	0.93	0	0	0.25%	-6.7%	12/31/2018	0.93	0	0	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Balanced Allocation Fund Investor Class - 06-3MV (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	1.25%	15.9%	12/31/2019	$1.13	0	$0	1.00%	16.2%	12/31/2019	$1.13	0	$0	0.75%	16.5%
12/31/2018	0.97	0	0	1.25%	-2.7%	12/31/2018	0.97	0	0	1.00%	-2.7%	12/31/2018	0.97	0	0	0.75%	-2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	16.7%	12/31/2019	$1.14	0	$0	0.25%	17.0%	12/31/2019	$1.14	0	$0	0.00%	17.3%
12/31/2018	0.97	0	0	0.50%	-2.6%	12/31/2018	0.97	0	0	0.25%	-2.6%	12/31/2018	0.97	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Conservative Allocation Fund Inv Class - 06-3MW (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	1.25%	9.4%	12/31/2019	$1.08	0	$0	1.00%	9.6%	12/31/2019	$1.08	0	$0	0.75%	9.9%
12/31/2018	0.98	0	0	1.25%	-1.5%	12/31/2018	0.99	0	0	1.00%	-1.5%	12/31/2018	0.99	0	0	0.75%	-1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	10.2%	12/31/2019	$1.09	0	$0	0.25%	10.5%	12/31/2019	$1.09	0	$0	0.00%	10.7%
12/31/2018	0.99	0	0	0.50%	-1.4%	12/31/2018	0.99	0	0	0.25%	-1.4%	12/31/2018	0.99	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Defensive Market Strategies Fund Inv Class - 06-3MX (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	1.25%	17.9%	12/31/2019	$1.13	0	$0	1.00%	18.2%	12/31/2019	$1.13	0	$0	0.75%	18.5%
12/31/2018	0.96	0	0	1.25%	-4.4%	12/31/2018	0.96	0	0	1.00%	-4.4%	12/31/2018	0.96	0	0	0.75%	-4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	18.8%	12/31/2019	$1.14	0	$0	0.25%	19.1%	12/31/2019	$1.14	0	$0	0.00%	19.4%
12/31/2018	0.96	0	0	0.50%	-4.4%	12/31/2018	0.96	0	0	0.25%	-4.3%	12/31/2018	0.96	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Growth Allocation Fund Investor Class - 06-3MY (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.16
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	1.25%	20.8%	12/31/2019	$1.15	0	$0	1.00%	21.1%	12/31/2019	$1.16	0	$0	0.75%	21.4%
12/31/2018	0.95	0	0	1.25%	-4.9%	12/31/2018	0.95	0	0	1.00%	-4.9%	12/31/2018	0.95	0	0	0.75%	-4.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	0.50%	21.7%	12/31/2019	$1.16	0	$0	0.25%	22.0%	12/31/2019	$1.17	0	$0	0.00%	22.3%
12/31/2018	0.95	0	0	0.50%	-4.8%	12/31/2018	0.95	0	0	0.25%	-4.8%	12/31/2018	0.95	0	0	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Global Real Estate Securities Fund Initial Class - 06-43C
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,944	$26,174	2,541
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$25,948

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,948	24,563	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$25,948	24,563

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,244
Mortality & expense charges	(119)
Net investment income (loss)	1,125

Gain (loss) on investments:
Net realized gain (loss)	2
Realized gain distributions	435
Net change in unrealized appreciation (depreciation)	(230)
Net gain (loss)	207

Increase (decrease) in net assets from operations	$1,332

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,125	$-
Net realized gain (loss)	2	-
Realized gain distributions	435	-
Net change in unrealized appreciation (depreciation)	(230)	-

Increase (decrease) in net assets from operations	1,332	-

Contract owner transactions:
Proceeds from units sold	24,648	-
Cost of units redeemed	-	-
Account charges	(32)	-
Increase (decrease)	24,616	-
Net increase (decrease)	25,948	-
Net assets, beginning	-	-
Net assets, ending	$25,948	$-

Units sold	24,593	-
Units redeemed	(30)	-
Net increase (decrease)	24,563	-
Units outstanding, beginning	-	-
Units outstanding, ending	24,563	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$24,648
Cost of units redeemed/account charges	(32)
Net investment income (loss)	1,125
Net realized gain (loss)	2
Realized gain distributions	435
Net change in unrealized appreciation (depreciation)	(230)
Net assets	$25,948

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	25	$26	1.25%	5.6%	12/31/2019	$1.06	0	$0	1.00%	5.8%	12/31/2019	$1.06	0	$0	0.75%	5.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	6.1%	12/31/2019	$1.06	0	$0	0.25%	6.2%	12/31/2019	$1.06	0	$0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	9.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Emerging Markets Equity Fund Advisor Class - 06-3YV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,114	$15,132	1,679
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$17,116

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,116	15,866	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$17,116	15,866

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$434
Mortality & expense charges	(74)
Net investment income (loss)	360

Gain (loss) on investments:
Net realized gain (loss)	4
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,982
Net gain (loss)	1,986

Increase (decrease) in net assets from operations	$2,346

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$360	$-
Net realized gain (loss)	4	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,982	-

Increase (decrease) in net assets from operations	2,346	-

Contract owner transactions:
Proceeds from units sold	14,790	-
Cost of units redeemed	-	-
Account charges	(20)	-
Increase (decrease)	14,770	-
Net increase (decrease)	17,116	-
Net assets, beginning	-	-
Net assets, ending	$17,116	$-

Units sold	15,885	-
Units redeemed	(19)	-
Net increase (decrease)	15,866	-
Units outstanding, beginning	-	-
Units outstanding, ending	15,866	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$14,790
Cost of units redeemed/account charges	(20)
Net investment income (loss)	360
Net realized gain (loss)	4
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,982
Net assets	$17,116

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	16	$17	1.25%	7.9%	12/31/2019	$1.08	0	$0	1.00%	8.0%	12/31/2019	$1.08	0	$0	0.75%	8.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	8.3%	12/31/2019	$1.08	0	$0	0.25%	8.4%	12/31/2019	$1.09	0	$0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Extended-Duration Bond Fund Advisor Class - 06-3YX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,413	$25,044	1,339
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$24,417

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,417	23,526	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$24,417	23,526

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$247
Mortality & expense charges	(114)
Net investment income (loss)	133

Gain (loss) on investments:
Net realized gain (loss)	(1)
Realized gain distributions	304
Net change in unrealized appreciation (depreciation)	(631)
Net gain (loss)	(328)

Increase (decrease) in net assets from operations	$(195)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$133	$-
Net realized gain (loss)	(1)	-
Realized gain distributions	304	-
Net change in unrealized appreciation (depreciation)	(631)	-

Increase (decrease) in net assets from operations	(195)	-

Contract owner transactions:
Proceeds from units sold	24,642	-
Cost of units redeemed	-	-
Account charges	(30)	-
Increase (decrease)	24,612	-
Net increase (decrease)	24,417	-
Net assets, beginning	-	-
Net assets, ending	$24,417	$-

Units sold	23,555	-
Units redeemed	(29)	-
Net increase (decrease)	23,526	-
Units outstanding, beginning	-	-
Units outstanding, ending	23,526	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$24,642
Cost of units redeemed/account charges	(30)
Net investment income (loss)	133
Net realized gain (loss)	(1)
Realized gain distributions	304
Net change in unrealized appreciation (depreciation)	(631)
Net assets	$24,417

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	24	$24	1.25%	3.8%	12/31/2019	$1.04	0	$0	1.00%	3.9%	12/31/2019	$1.04	0	$0	0.75%	4.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	0.50%	4.2%	12/31/2019	$1.04	0	$0	0.25%	4.3%	12/31/2019	$1.04	0	$0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds International Equity Fund Advisor Class - 06-43G (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	1.25%	6.5%	12/31/2019	$1.07	0	$0	1.00%	6.6%	12/31/2019	$1.07	0	$0	0.75%	6.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	6.9%	12/31/2019	$1.07	0	$0	0.25%	7.1%	12/31/2019	$1.07	0	$0	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Medium-Duration Bond Fund Advisor Class - 06-43H
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,952	$15,283	993
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$14,954

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,954	14,570	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$14,954	14,570

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$136
Mortality & expense charges	(63)
Net investment income (loss)	73

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	193
Net change in unrealized appreciation (depreciation)	(331)
Net gain (loss)	(138)

Increase (decrease) in net assets from operations	$(65)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$73	$-
Net realized gain (loss)	-	-
Realized gain distributions	193	-
Net change in unrealized appreciation (depreciation)	(331)	-

Increase (decrease) in net assets from operations	(65)	-

Contract owner transactions:
Proceeds from units sold	15,037	-
Cost of units redeemed	-	-
Account charges	(18)	-
Increase (decrease)	15,019	-
Net increase (decrease)	14,954	-
Net assets, beginning	-	-
Net assets, ending	$14,954	$-

Units sold	14,588	-
Units redeemed	(18)	-
Net increase (decrease)	14,570	-
Units outstanding, beginning	-	-
Units outstanding, ending	14,570	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$15,037
Cost of units redeemed/account charges	(18)
Net investment income (loss)	73
Net realized gain (loss)	-
Realized gain distributions	193
Net change in unrealized appreciation (depreciation)	(331)
Net assets	$14,954

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	15	$15	1.25%	2.6%	12/31/2019	$1.03	0	$0	1.00%	2.8%	12/31/2019	$1.03	0	$0	0.75%	2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	0	$0	0.50%	3.0%	12/31/2019	$1.03	0	$0	0.25%	3.2%	12/31/2019	$1.03	0	$0	0.00%	3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Value Equity Fund Institutional Class - 06-43M (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	8.8%	12/31/2019	$1.09	0	$0	1.00%	8.9%	12/31/2019	$1.09	0	$0	0.75%	9.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	9.2%	12/31/2019	$1.09	0	$0	0.25%	9.3%	12/31/2019	$1.09	0	$0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Small Cap Equity Fund Advisor Class - 06-43J (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	1.25%	4.8%	12/31/2019	$1.05	0	$0	1.00%	4.9%	12/31/2019	$1.05	0	$0	0.75%	5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	0.50%	5.2%	12/31/2019	$1.05	0	$0	0.25%	5.3%	12/31/2019	$1.05	0	$0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Growth Equity Fund Advisor Class - 06-43F (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	7.5%	12/31/2019	$1.08	0	$0	1.00%	7.6%	12/31/2019	$1.08	0	$0	0.75%	7.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	7.9%	12/31/2019	$1.08	0	$0	0.25%	8.0%	12/31/2019	$1.08	0	$0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Equity Index Fund Advisor Class - 06-3YW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,236	$26,435	824
Receivables: investments sold	5
Payables: investments purchased	-
Net assets	$29,241

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,241	26,587	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$29,241	26,587

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$245
Mortality & expense charges	(125)
Net investment income (loss)	120

Gain (loss) on investments:
Net realized gain (loss)	5
Realized gain distributions	155
Net change in unrealized appreciation (depreciation)	2,801
Net gain (loss)	2,961

Increase (decrease) in net assets from operations	$3,081

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$120	$-
Net realized gain (loss)	5	-
Realized gain distributions	155	-
Net change in unrealized appreciation (depreciation)	2,801	-

Increase (decrease) in net assets from operations	3,081	-

Contract owner transactions:
Proceeds from units sold	26,194	-
Cost of units redeemed	-	-
Account charges	(34)	-
Increase (decrease)	26,160	-
Net increase (decrease)	29,241	-
Net assets, beginning	-	-
Net assets, ending	$29,241	$-

Units sold	26,619	-
Units redeemed	(32)	-
Net increase (decrease)	26,587	-
Units outstanding, beginning	-	-
Units outstanding, ending	26,587	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$26,194
Cost of units redeemed/account charges	(34)
Net investment income (loss)	120
Net realized gain (loss)	5
Realized gain distributions	155
Net change in unrealized appreciation (depreciation)	2,801
Net assets	$29,241

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	27	$29	1.25%	10.0%	12/31/2019	$1.10	0	$0	1.00%	10.1%	12/31/2019	$1.10	0	$0	0.75%	10.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	10.4%	12/31/2019	$1.11	0	$0	0.25%	10.6%	12/31/2019	$1.11	0	$0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
GuideStone Funds Global Bond Fund Advisor Class - 06-3YY (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.02	0	$0	1.25%	2.0%	12/31/2019	$1.02	0	$0	1.00%	2.2%	12/31/2019	$1.02	0	$0	0.75%	2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.02	0	$0	0.50%	2.4%	12/31/2019	$1.03	0	$0	0.25%	2.6%	12/31/2019	$1.03	0	$0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Harbor Capital Apprec Ret Retirement Class - 06-49R (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	1.25%	10.3%	12/31/2019	$1.10	0	$0	1.00%	10.4%	12/31/2019	$1.10	0	$0	0.75%	10.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	10.6%	12/31/2019	$1.11	0	$0	0.25%	10.7%	12/31/2019	$1.11	0	$0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Harbor MidCap Value Ret Retirement Class - 06-49T (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	1.25%	14.4%	12/31/2019	$1.14	0	$0	1.00%	14.5%	12/31/2019	$1.15	0	$0	0.75%	14.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	14.7%	12/31/2019	$1.15	0	$0	0.25%	14.8%	12/31/2019	$1.15	0	$0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
The Hartford MidCap Fund R4 Class - 06-39P
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,075	$10,942	362
Receivables: investments sold	15
Payables: investments purchased	-
Net assets	$13,090

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,090	11,731	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$13,090	11,731

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(130)
Net investment income (loss)	(130)

Gain (loss) on investments:
Net realized gain (loss)	22
Realized gain distributions	557
Net change in unrealized appreciation (depreciation)	1,985
Net gain (loss)	2,564

Increase (decrease) in net assets from operations	$2,434

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(130)	$(1)
Net realized gain (loss)	22	-
Realized gain distributions	557	-
Net change in unrealized appreciation (depreciation)	1,985	148

Increase (decrease) in net assets from operations	2,434	147

Contract owner transactions:
Proceeds from units sold	3,703	6,807
Cost of units redeemed	(1)	-
Account charges	-	-
Increase (decrease)	3,702	6,807
Net increase (decrease)	6,136	6,954
Net assets, beginning	6,954	-
Net assets, ending	$13,090	$6,954

Units sold	3,592	8,139
Units redeemed	-	-
Net increase (decrease)	3,592	8,139
Units outstanding, beginning	8,139	-
Units outstanding, ending	11,731	8,139

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$10,510
Cost of units redeemed/account charges	(1)
Net investment income (loss)	(131)
Net realized gain (loss)	22
Realized gain distributions	557
Net change in unrealized appreciation (depreciation)	2,133
Net assets	$13,090

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	12	$13	1.25%	30.6%	12/31/2019	$1.12	0	$0	1.00%	30.9%	12/31/2019	$1.12	0	$0	0.75%	31.2%
12/31/2018	0.85	8	7	1.25%	-14.6%	12/31/2018	0.86	0	0	1.00%	-14.4%	12/31/2018	0.86	0	0	0.75%	-14.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	31.6%	12/31/2019	$1.13	0	$0	0.25%	31.9%	12/31/2019	$1.14	0	$0	0.00%	32.2%
12/31/2018	0.86	0	0	0.50%	-14.2%	12/31/2018	0.86	0	0	0.25%	-14.0%	12/31/2018	0.86	0	0	0.00%	-13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
The Hartford MidCap Fund R3 Class - 06-39R
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$45,427	$43,113	1,321
Receivables: investments sold	32
Payables: investments purchased	-
Net assets	$45,459

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$45,459	40,951	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.13
Total	$45,459	40,951

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(325)
Net investment income (loss)	(325)

Gain (loss) on investments:
Net realized gain (loss)	67
Realized gain distributions	2,030
Net change in unrealized appreciation (depreciation)	2,314
Net gain (loss)	4,411

Increase (decrease) in net assets from operations	$4,086

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(325)	$-
Net realized gain (loss)	67	-
Realized gain distributions	2,030	-
Net change in unrealized appreciation (depreciation)	2,314	-

Increase (decrease) in net assets from operations	4,086	-

Contract owner transactions:
Proceeds from units sold	42,155	-
Cost of units redeemed	(782)	-
Account charges	-	-
Increase (decrease)	41,373	-
Net increase (decrease)	45,459	-
Net assets, beginning	-	-
Net assets, ending	$45,459	$-

Units sold	41,676	-
Units redeemed	(725)	-
Net increase (decrease)	40,951	-
Units outstanding, beginning	-	-
Units outstanding, ending	40,951	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$42,155
Cost of units redeemed/account charges	(782)
Net investment income (loss)	(325)
Net realized gain (loss)	67
Realized gain distributions	2,030
Net change in unrealized appreciation (depreciation)	2,314
Net assets	$45,459

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	41	$45	1.25%	30.2%	12/31/2019	$1.11	0	$0	1.00%	30.5%	12/31/2019	$1.12	0	$0	0.75%	30.8%
12/31/2018	0.85	0	0	1.25%	-14.7%	12/31/2018	0.85	0	0	1.00%	-14.6%	12/31/2018	0.86	0	0	0.75%	-14.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	31.2%	12/31/2019	$1.13	0	$0	0.25%	31.5%	12/31/2019	$1.13	0	$0	0.00%	31.8%
12/31/2018	0.86	0	0	0.50%	-14.3%	12/31/2018	0.86	0	0	0.25%	-14.2%	12/31/2018	0.86	0	0	0.00%	-14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
The Hartford MidCap Fund R6 Class - 06-39T
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$300,667	$300,267	7,903
Receivables: investments sold	-
Payables: investments purchased	(1,119)
Net assets	$299,548

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$299,548	266,720	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$299,548	266,720

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,883)
Net investment income (loss)	(1,883)

Gain (loss) on investments:
Net realized gain (loss)	1,186
Realized gain distributions	15,165
Net change in unrealized appreciation (depreciation)	362
Net gain (loss)	16,713

Increase (decrease) in net assets from operations	$14,830

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,883)	$-
Net realized gain (loss)	1,186	-
Realized gain distributions	15,165	-
Net change in unrealized appreciation (depreciation)	362	38

Increase (decrease) in net assets from operations	14,830	38

Contract owner transactions:
Proceeds from units sold	405,295	2,948
Cost of units redeemed	(123,167)	-
Account charges	(394)	(2)
Increase (decrease)	281,734	2,946
Net increase (decrease)	296,564	2,984
Net assets, beginning	2,984	-
Net assets, ending	$299,548	$2,984

Units sold	374,459	3,486
Units redeemed	(111,222)	(3)
Net increase (decrease)	263,237	3,483
Units outstanding, beginning	3,483	-
Units outstanding, ending	266,720	3,483

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$408,243
Cost of units redeemed/account charges	(123,563)
Net investment income (loss)	(1,883)
Net realized gain (loss)	1,186
Realized gain distributions	15,165
Net change in unrealized appreciation (depreciation)	400
Net assets	$299,548

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	267	$300	1.25%	31.1%	12/31/2019	$1.13	0	$0	1.00%	31.4%	12/31/2019	$1.13	0	$0	0.75%	31.8%
12/31/2018	0.86	3	3	1.25%	-14.3%	12/31/2018	0.86	0	0	1.00%	-14.2%	12/31/2018	0.86	0	0	0.75%	-14.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	32.1%	12/31/2019	$1.14	0	$0	0.25%	32.4%	12/31/2019	$1.15	0	$0	0.00%	32.7%
12/31/2018	0.86	0	0	0.50%	-13.9%	12/31/2018	0.86	0	0	0.25%	-13.8%	12/31/2018	0.86	0	0	0.00%	-13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Hartford Schroders US Small Mid-Cap Opportunities Fund R4 Class - 06-3CT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,102	$34,584	2,403
Receivables: investments sold	-
Payables: investments purchased	(45)
Net assets	$39,057

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,057	35,530	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$39,057	35,530

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,089)
Net investment income (loss)	(1,089)

Gain (loss) on investments:
Net realized gain (loss)	(1,828)
Realized gain distributions	251
Net change in unrealized appreciation (depreciation)	22,856
Net gain (loss)	21,279

Increase (decrease) in net assets from operations	$20,190

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,089)	$(159)
Net realized gain (loss)	(1,828)	(20)
Realized gain distributions	251	2,885
Net change in unrealized appreciation (depreciation)	22,856	(18,338)

Increase (decrease) in net assets from operations	20,190	(15,632)

Contract owner transactions:
Proceeds from units sold	18,004	156,437
Cost of units redeemed	(138,732)	(1,039)
Account charges	(152)	(19)
Increase (decrease)	(120,880)	155,379
Net increase (decrease)	(100,690)	139,747
Net assets, beginning	139,747	-
Net assets, ending	$39,057	$139,747

Units sold	18,010	161,290
Units redeemed	(142,664)	(1,106)
Net increase (decrease)	(124,654)	160,184
Units outstanding, beginning	160,184	-
Units outstanding, ending	35,530	160,184

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$174,441
Cost of units redeemed/account charges	(139,942)
Net investment income (loss)	(1,248)
Net realized gain (loss)	(1,848)
Realized gain distributions	3,136
Net change in unrealized appreciation (depreciation)	4,518
Net assets	$39,057

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	36	$39	1.25%	26.0%	12/31/2019	$1.10	0	$0	1.00%	26.3%	12/31/2019	$1.11	0	$0	0.75%	26.6%
12/31/2018	0.87	160	140	1.25%	-12.8%	12/31/2018	0.87	0	0	1.00%	-12.6%	12/31/2018	0.87	0	0	0.75%	-12.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	27.0%	12/31/2019	$1.12	0	$0	0.25%	27.3%	12/31/2019	$1.12	0	$0	0.00%	27.6%
12/31/2018	0.88	0	0	0.50%	-12.4%	12/31/2018	0.88	0	0	0.25%	-12.3%	12/31/2018	0.88	0	0	0.00%	-12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
The Hartford International Opportunities Fund R6 Class - 06-3F7
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$937,984	$897,378	54,516
Receivables: investments sold	789
Payables: investments purchased	-
Net assets	$938,773

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$938,773	905,752	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$938,773	905,752

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$14,919
Mortality & expense charges	(5,138)
Net investment income (loss)	9,781

Gain (loss) on investments:
Net realized gain (loss)	(16)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	40,606
Net gain (loss)	40,590

Increase (decrease) in net assets from operations	$50,371

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$9,781	$-
Net realized gain (loss)	(16)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	40,606	-

Increase (decrease) in net assets from operations	50,371	-

Contract owner transactions:
Proceeds from units sold	888,463	-
Cost of units redeemed	(48)	-
Account charges	(13)	-
Increase (decrease)	888,402	-
Net increase (decrease)	938,773	-
Net assets, beginning	-	-
Net assets, ending	$938,773	$-

Units sold	905,811	-
Units redeemed	(59)	-
Net increase (decrease)	905,752	-
Units outstanding, beginning	-	-
Units outstanding, ending	905,752	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$888,463
Cost of units redeemed/account charges	(61)
Net investment income (loss)	9,781
Net realized gain (loss)	(16)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	40,606
Net assets	$938,773

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	906	$939	1.25%	24.6%	12/31/2019	$1.04	0	$0	1.00%	24.9%	12/31/2019	$1.04	0	$0	0.75%	25.2%
12/31/2018	0.83	0	0	1.25%	-16.8%	12/31/2018	0.83	0	0	1.00%	-16.7%	12/31/2018	0.83	0	0	0.75%	-16.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	0.50%	25.5%	12/31/2019	$1.05	0	$0	0.25%	25.8%	12/31/2019	$1.06	0	$0	0.00%	26.1%
12/31/2018	0.84	0	0	0.50%	-16.5%	12/31/2018	0.84	0	0	0.25%	-16.4%	12/31/2018	0.84	0	0	0.00%	-16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.2%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Hartford Schroders Intl Multi-Cap Value Fund SDR Class - 06-3NW (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	1.25%	17.1%	12/31/2019	$1.11	0	$0	1.00%	17.4%	12/31/2019	$1.12	0	$0	0.75%	17.7%
12/31/2018	0.95	0	0	1.25%	-5.1%	12/31/2018	0.95	0	0	1.00%	-5.0%	12/31/2018	0.95	0	0	0.75%	-5.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	18.0%	12/31/2019	$1.12	0	$0	0.25%	18.3%	12/31/2019	$1.13	0	$0	0.00%	18.6%
12/31/2018	0.95	0	0	0.50%	-5.0%	12/31/2018	0.95	0	0	0.25%	-4.9%	12/31/2018	0.95	0	0	0.00%	-4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Hartford Schroders International Stock Fund SDR Class - 06-3NX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,395,652	$1,371,838	105,514
Receivables: investments sold	303
Payables: investments purchased	-
Net assets	$1,395,955

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,395,955	1,195,885	$1.17
Band 100	-	-	1.17
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$1,395,955	1,195,885

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$16,933
Mortality & expense charges	(915)
Net investment income (loss)	16,018

Gain (loss) on investments:
Net realized gain (loss)	463
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	23,814
Net gain (loss)	24,277

Increase (decrease) in net assets from operations	$40,295

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$16,018	$-
Net realized gain (loss)	463	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	23,814	-

Increase (decrease) in net assets from operations	40,295	-

Contract owner transactions:
Proceeds from units sold	1,382,588	-
Cost of units redeemed	(25,548)	-
Account charges	(1,380)	-
Increase (decrease)	1,355,660	-
Net increase (decrease)	1,395,955	-
Net assets, beginning	-	-
Net assets, ending	$1,395,955	$-

Units sold	1,218,987	-
Units redeemed	(23,102)	-
Net increase (decrease)	1,195,885	-
Units outstanding, beginning	-	-
Units outstanding, ending	1,195,885	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,382,588
Cost of units redeemed/account charges	(26,928)
Net investment income (loss)	16,018
Net realized gain (loss)	463
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	23,814
Net assets	$1,395,955

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	1,196	$1,396	1.25%	23.8%	12/31/2019	$1.17	0	$0	1.00%	24.1%	12/31/2019	$1.17	0	$0	0.75%	24.4%
12/31/2018	0.94	0	0	1.25%	-5.7%	12/31/2018	0.94	0	0	1.00%	-5.7%	12/31/2018	0.94	0	0	0.75%	-5.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	0.50%	24.7%	12/31/2019	$1.18	0	$0	0.25%	25.0%	12/31/2019	$1.18	0	$0	0.00%	25.3%
12/31/2018	0.94	0	0	0.50%	-5.6%	12/31/2018	0.94	0	0	0.25%	-5.6%	12/31/2018	0.94	0	0	0.00%	-5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.4%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
The Hartford Dividend and Growth Fund R6 Class - 06-3NY (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	1.25%	26.6%	12/31/2019	$1.18	0	$0	1.00%	27.0%	12/31/2019	$1.18	0	$0	0.75%	27.3%
12/31/2018	0.93	0	0	1.25%	-7.4%	12/31/2018	0.93	0	0	1.00%	-7.3%	12/31/2018	0.93	0	0	0.75%	-7.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	0.50%	27.6%	12/31/2019	$1.19	0	$0	0.25%	27.9%	12/31/2019	$1.19	0	$0	0.00%	28.2%
12/31/2018	0.93	0	0	0.50%	-7.3%	12/31/2018	0.93	0	0	0.25%	-7.2%	12/31/2018	0.93	0	0	0.00%	-7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
The Hartford Growth Opportunities Fund R6 Class - 06-3P4 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.19
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$-	-
Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	1.25%	28.8%	12/31/2019	$1.18	0	$0	1.00%	29.2%	12/31/2019	$1.19	0	$0	0.75%	29.5%
12/31/2018	0.92	0	0	1.25%	-8.3%	12/31/2018	0.92	0	0	1.00%	-8.3%	12/31/2018	0.92	0	0	0.75%	-8.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	0.50%	29.8%	12/31/2019	$1.19	0	$0	0.25%	30.1%	12/31/2019	$1.20	0	$0	0.00%	30.5%
12/31/2018	0.92	0	0	0.50%	-8.3%	12/31/2018	0.92	0	0	0.25%	-8.2%	12/31/2018	0.92	0	0	0.00%	-8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
The Hartford Total Return Bond Fund R6 Class - 06-3P6 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	1.25%	8.9%	12/31/2019	$1.11	0	$0	1.00%	9.2%	12/31/2019	$1.11	0	$0	0.75%	9.5%
12/31/2018	1.01	0	0	1.25%	1.3%	12/31/2018	1.01	0	0	1.00%	1.3%	12/31/2018	1.01	0	0	0.75%	1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	9.7%	12/31/2019	$1.12	0	$0	0.25%	10.0%	12/31/2019	$1.12	0	$0	0.00%	10.3%
12/31/2018	1.01	0	0	0.50%	1.4%	12/31/2018	1.01	0	0	0.25%	1.4%	12/31/2018	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
The Hartford World Bond Fund R6 Class - 06-3P7
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$469,654	$476,077	46,736
Receivables: investments sold	26,683
Payables: investments purchased	-
Net assets	$496,337

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$496,337	474,525	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$496,337	474,525

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$10,793
Mortality & expense charges	(3,500)
Net investment income (loss)	7,293

Gain (loss) on investments:
Net realized gain (loss)	466
Realized gain distributions	2,099
Net change in unrealized appreciation (depreciation)	(6,423)
Net gain (loss)	(3,858)

Increase (decrease) in net assets from operations	$3,435

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,293	$-
Net realized gain (loss)	466	-
Realized gain distributions	2,099	-
Net change in unrealized appreciation (depreciation)	(6,423)	-

Increase (decrease) in net assets from operations	3,435	-

Contract owner transactions:
Proceeds from units sold	540,458	-
Cost of units redeemed	(45,682)	-
Account charges	(1,874)	-
Increase (decrease)	492,902	-
Net increase (decrease)	496,337	-
Net assets, beginning	-	-
Net assets, ending	$496,337	$-

Units sold	519,859	-
Units redeemed	(45,334)	-
Net increase (decrease)	474,525	-
Units outstanding, beginning	-	-
Units outstanding, ending	474,525	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$540,458
Cost of units redeemed/account charges	(47,556)
Net investment income (loss)	7,293
Net realized gain (loss)	466
Realized gain distributions	2,099
Net change in unrealized appreciation (depreciation)	(6,423)
Net assets	$496,337

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	475	$496	1.25%	2.7%	12/31/2019	$1.05	0	$0	1.00%	3.0%	12/31/2019	$1.05	0	$0	0.75%	3.3%
12/31/2018	1.02	0	0	1.25%	1.8%	12/31/2018	1.02	0	0	1.00%	1.8%	12/31/2018	1.02	0	0	0.75%	1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	0.50%	3.5%	12/31/2019	$1.06	0	$0	0.25%	3.8%	12/31/2019	$1.06	0	$0	0.00%	4.0%
12/31/2018	1.02	0	0	0.50%	1.9%	12/31/2018	1.02	0	0	0.25%	1.9%	12/31/2018	1.02	0	0	0.00%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.3%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
The Hartford Balanced Income Fund R6 Class - 06-3P9 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.16
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	1.25%	17.9%	12/31/2019	$1.15	0	$0	1.00%	18.2%	12/31/2019	$1.15	0	$0	0.75%	18.5%
12/31/2018	0.97	0	0	1.25%	-2.6%	12/31/2018	0.97	0	0	1.00%	-2.6%	12/31/2018	0.97	0	0	0.75%	-2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	0.50%	18.8%	12/31/2019	$1.16	0	$0	0.25%	19.1%	12/31/2019	$1.16	0	$0	0.00%	19.4%
12/31/2018	0.97	0	0	0.50%	-2.6%	12/31/2018	0.97	0	0	0.25%	-2.5%	12/31/2018	0.98	0	0	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Hartford Environmental Opportunities Fund R6 Class - 06-3XH (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.19
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	1.25%	19.0%	12/31/2019	$1.19	0	$0	1.00%	19.2%	12/31/2019	$1.19	0	$0	0.75%	19.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	0.50%	19.5%	12/31/2019	$1.20	0	$0	0.25%	19.7%	12/31/2019	$1.20	0	$0	0.00%	19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
The Hartford International Growth Fund R6 Class - 06-3WC (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	1.25%	11.3%	12/31/2019	$1.12	0	$0	1.00%	11.5%	12/31/2019	$1.12	0	$0	0.75%	11.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	12.0%	12/31/2019	$1.12	0	$0	0.25%	12.2%	12/31/2019	$1.12	0	$0	0.00%	12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
The Hartford World Bond Fund R4 Class - 06-3YH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,972,918	$10,057,735	993,209
Receivables: investments sold	465,717
Payables: investments purchased	-
Net assets	$10,438,635

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,438,635	10,471,432	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$10,438,635	10,471,432

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$28,599
Mortality & expense charges	(36,580)
Net investment income (loss)	(7,981)

Gain (loss) on investments:
Net realized gain (loss)	(2,034)
Realized gain distributions	45,126
Net change in unrealized appreciation (depreciation)	(84,817)
Net gain (loss)	(41,725)

Increase (decrease) in net assets from operations	$(49,706)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,981)	$-
Net realized gain (loss)	(2,034)	-
Realized gain distributions	45,126	-
Net change in unrealized appreciation (depreciation)	(84,817)	-

Increase (decrease) in net assets from operations	(49,706)	-

Contract owner transactions:
Proceeds from units sold	10,937,744	-
Cost of units redeemed	(429,970)	-
Account charges	(19,433)	-
Increase (decrease)	10,488,341	-
Net increase (decrease)	10,438,635	-
Net assets, beginning	-	-
Net assets, ending	$10,438,635	$-

Units sold	10,937,091	-
Units redeemed	(465,659)	-
Net increase (decrease)	10,471,432	-
Units outstanding, beginning	-	-
Units outstanding, ending	10,471,432	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$10,937,744
Cost of units redeemed/account charges	(449,403)
Net investment income (loss)	(7,981)
Net realized gain (loss)	(2,034)
Realized gain distributions	45,126
Net change in unrealized appreciation (depreciation)	(84,817)
Net assets	$10,438,635

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.00	10,471	$10,439	1.25%	-0.3%	12/31/2019	$1.00	0	$0	1.00%	-0.2%	12/31/2019	$1.00	0	$0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.00	0	$0	0.50%	0.1%	12/31/2019	$1.00	0	$0	0.25%	0.2%	12/31/2019	$1.00	0	$0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Hartford Core Equity Fund R6 Class - 06-3YJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$65,815	$64,716	1,857
Receivables: investments sold	-
Payables: investments purchased	(39)
Net assets	$65,776

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$65,776	59,295	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$65,776	59,295

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$617
Mortality & expense charges	(79)
Net investment income (loss)	538

Gain (loss) on investments:
Net realized gain (loss)	3
Realized gain distributions	882
Net change in unrealized appreciation (depreciation)	1,099
Net gain (loss)	1,984

Increase (decrease) in net assets from operations	$2,522

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$538	$-
Net realized gain (loss)	3	-
Realized gain distributions	882	-
Net change in unrealized appreciation (depreciation)	1,099	-

Increase (decrease) in net assets from operations	2,522	-

Contract owner transactions:
Proceeds from units sold	63,337	-
Cost of units redeemed	(42)	-
Account charges	(41)	-
Increase (decrease)	63,254	-
Net increase (decrease)	65,776	-
Net assets, beginning	-	-
Net assets, ending	$65,776	$-

Units sold	59,370	-
Units redeemed	(75)	-
Net increase (decrease)	59,295	-
Units outstanding, beginning	-	-
Units outstanding, ending	59,295	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$63,337
Cost of units redeemed/account charges	(83)
Net investment income (loss)	538
Net realized gain (loss)	3
Realized gain distributions	882
Net change in unrealized appreciation (depreciation)	1,099
Net assets	$65,776

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	59	$66	1.25%	10.9%	12/31/2019	$1.11	0	$0	1.00%	11.1%	12/31/2019	$1.11	0	$0	0.75%	11.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	11.4%	12/31/2019	$1.12	0	$0	0.25%	11.5%	12/31/2019	$1.12	0	$0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Monteagle Opportunity Equity Fund Institutional Class - 06-399 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.06
Band 100	-	-	2.10
Band 75	-	-	2.15
Band 50	-	-	2.19
Band 25	-	-	2.24
Band 0	-	-	2.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,154
Cost of units redeemed/account charges	(1,249)
Net investment income (loss)	3
Net realized gain (loss)	(199)
Realized gain distributions	291
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.06	0	$0	1.25%	23.0%	12/31/2019	$2.10	0	$0	1.00%	23.3%	12/31/2019	$2.15	0	$0	0.75%	23.6%
12/31/2018	1.68	0	0	1.25%	-12.2%	12/31/2018	1.71	0	0	1.00%	-11.9%	12/31/2018	1.74	0	0	0.75%	-11.7%
12/31/2017	1.91	0	0	1.25%	9.5%	12/31/2017	1.94	0	0	1.00%	9.8%	12/31/2017	1.97	0	0	0.75%	10.0%
12/31/2016	1.74	0	0	1.25%	13.0%	12/31/2016	1.77	0	0	1.00%	13.3%	12/31/2016	1.79	0	0	0.75%	13.6%
12/31/2015	1.54	0	0	1.25%	-3.9%	12/31/2015	1.56	0	0	1.00%	-3.7%	12/31/2015	1.58	0	0	0.75%	-3.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.19	0	$0	0.50%	23.9%	12/31/2019	$2.24	0	$0	0.25%	24.2%	12/31/2019	$2.28	0	$0	0.00%	24.5%
12/31/2018	1.77	0	0	0.50%	-11.5%	12/31/2018	1.80	0	0	0.25%	-11.3%	12/31/2018	1.83	0	0	0.00%	-11.1%
12/31/2017	2.00	0	0	0.50%	10.3%	12/31/2017	2.03	0	0	0.25%	10.6%	12/31/2017	2.06	0	0	0.00%	10.9%
12/31/2016	1.81	0	0	0.50%	13.9%	12/31/2016	1.84	0	0	0.25%	14.2%	12/31/2016	1.86	0	0	0.00%	14.4%
12/31/2015	1.59	0	0	0.50%	-3.2%	12/31/2015	1.61	0	0	0.25%	-3.0%	12/31/2015	1.63	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Monteagle Opportunity Equity Fund Investor Class - 06-105 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.04
Band 100	-	-	2.09
Band 75	-	-	2.14
Band 50	-	-	2.19
Band 25	-	-	2.24
Band 0	-	-	2.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$569,070
Cost of units redeemed/account charges	(577,200)
Net investment income (loss)	(2,502)
Net realized gain (loss)	8,180
Realized gain distributions	2,452
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.04	0	$0	1.25%	23.5%	12/31/2019	$2.09	0	$0	1.00%	23.8%	12/31/2019	$2.14	0	$0	0.75%	24.1%
12/31/2018	1.65	0	0	1.25%	-12.7%	12/31/2018	1.69	0	0	1.00%	-12.4%	12/31/2018	1.72	0	0	0.75%	-12.2%
12/31/2017	1.89	0	0	1.25%	9.0%	12/31/2017	1.93	0	0	1.00%	9.3%	12/31/2017	1.96	0	0	0.75%	9.6%
12/31/2016	1.74	0	0	1.25%	12.5%	12/31/2016	1.76	0	0	1.00%	12.7%	12/31/2016	1.79	0	0	0.75%	13.0%
12/31/2015	1.54	0	0	1.25%	-4.4%	12/31/2015	1.56	0	0	1.00%	-4.1%	12/31/2015	1.58	0	0	0.75%	-3.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.19	0	$0	0.50%	24.4%	12/31/2019	$2.24	0	$0	0.25%	24.7%	12/31/2019	$2.29	0	$0	0.00%	25.0%
12/31/2018	1.76	0	0	0.50%	-12.0%	12/31/2018	1.79	0	0	0.25%	-11.8%	12/31/2018	1.83	0	0	0.00%	-11.5%
12/31/2017	2.00	0	0	0.50%	9.8%	12/31/2017	2.03	0	0	0.25%	10.1%	12/31/2017	2.07	0	0	0.00%	10.4%
12/31/2016	1.82	0	0	0.50%	13.3%	12/31/2016	1.85	0	0	0.25%	13.6%	12/31/2016	1.87	0	0	0.00%	13.9%
12/31/2015	1.60	0	0	0.50%	-3.6%	12/31/2015	1.62	0	0	0.25%	-3.4%	12/31/2015	1.65	0	0	0.00%	-3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Mid Cap Growth Fund R5 Class - 06-494
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,516,585	$1,595,930	41,371
Receivables: investments sold	4,227
Payables: investments purchased	-
Net assets	$1,520,812

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,520,812	702,665	$2.16
Band 100	-	-	2.21
Band 75	-	-	2.25
Band 50	-	-	2.29
Band 25	-	-	2.34
Band 0	-	-	2.38
Total	$1,520,812	702,665

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(17,143)
Net investment income (loss)	(17,143)

Gain (loss) on investments:
Net realized gain (loss)	8,670
Realized gain distributions	266,541
Net change in unrealized appreciation (depreciation)	114,550
Net gain (loss)	389,761

Increase (decrease) in net assets from operations	$372,618

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(17,143)	$(16,502)
Net realized gain (loss)	8,670	17,680
Realized gain distributions	266,541	130,716
Net change in unrealized appreciation (depreciation)	114,550	(216,269)

Increase (decrease) in net assets from operations	372,618	(84,375)

Contract owner transactions:
Proceeds from units sold	223,427	381,322
Cost of units redeemed	(210,818)	(299,822)
Account charges	(1,731)	(1,227)
Increase (decrease)	10,878	80,273
Net increase (decrease)	383,496	(4,102)
Net assets, beginning	1,137,316	1,141,418
Net assets, ending	$1,520,812	$1,137,316

Units sold	110,545	209,591
Units redeemed	(105,960)	(165,516)
Net increase (decrease)	4,585	44,075
Units outstanding, beginning	698,080	654,005
Units outstanding, ending	702,665	698,080

* Date of Fund Inception into Variable Account: 4 /12 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,947,712
Cost of units redeemed/account charges	(906,163)
Net investment income (loss)	(66,772)
Net realized gain (loss)	19,295
Realized gain distributions	606,085
Net change in unrealized appreciation (depreciation)	(79,345)
Net assets	$1,520,812

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.16	703	$1,521	1.25%	32.8%	12/31/2019	$2.21	0	$0	1.00%	33.2%	12/31/2019	$2.25	0	$0	0.75%	33.5%
12/31/2018	1.63	698	1,137	1.25%	-6.7%	12/31/2018	1.66	0	0	1.00%	-6.4%	12/31/2018	1.68	0	0	0.75%	-6.2%
12/31/2017	1.75	654	1,141	1.25%	21.1%	12/31/2017	1.77	0	0	1.00%	21.4%	12/31/2017	1.80	0	0	0.75%	21.7%
12/31/2016	1.44	492	709	1.25%	-0.4%	12/31/2016	1.46	0	0	1.00%	-0.1%	12/31/2016	1.48	0	0	0.75%	0.1%
12/31/2015	1.45	506	732	1.25%	0.3%	12/31/2015	1.46	0	0	1.00%	0.6%	12/31/2015	1.47	0	0	0.75%	0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.29	0	$0	0.50%	33.8%	12/31/2019	$2.34	0	$0	0.25%	34.2%	12/31/2019	$2.38	0	$0	0.00%	34.5%
12/31/2018	1.71	0	0	0.50%	-5.9%	12/31/2018	1.74	0	0	0.25%	-5.7%	12/31/2018	1.77	0	0	0.00%	-5.5%
12/31/2017	1.82	0	0	0.50%	22.0%	12/31/2017	1.85	0	0	0.25%	22.3%	12/31/2017	1.87	0	0	0.00%	22.6%
12/31/2016	1.49	0	0	0.50%	0.4%	12/31/2016	1.51	0	0	0.25%	0.6%	12/31/2016	1.53	0	0	0.00%	0.9%
12/31/2015	1.49	0	0	0.50%	1.1%	12/31/2015	1.50	0	0	0.25%	1.4%	12/31/2015	1.52	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco American Franchise Fund A Class - 06-023
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$131,914	$106,532	5,997
Receivables: investments sold	-
Payables: investments purchased	(24)
Net assets	$131,890

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$88,666	38,419	$2.31
Band 100	43,224	18,426	2.35
Band 75	-	-	2.38
Band 50	-	-	2.42
Band 25	-	-	2.46
Band 0	-	-	2.50
Total	$131,890	56,845

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,401)
Net investment income (loss)	(2,401)

Gain (loss) on investments:
Net realized gain (loss)	21,436
Realized gain distributions	8,472
Net change in unrealized appreciation (depreciation)	27,327
Net gain (loss)	57,235

Increase (decrease) in net assets from operations	$54,834

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,401)	$(2,855)
Net realized gain (loss)	21,436	10,434
Realized gain distributions	8,472	18,478
Net change in unrealized appreciation (depreciation)	27,327	(33,280)

Increase (decrease) in net assets from operations	54,834	(7,223)

Contract owner transactions:
Proceeds from units sold	597	10,122
Cost of units redeemed	(117,819)	(47,903)
Account charges	(73)	(70)
Increase (decrease)	(117,295)	(37,851)
Net increase (decrease)	(62,461)	(45,074)
Net assets, beginning	194,351	239,425
Net assets, ending	$131,890	$194,351

Units sold	294	5,274
Units redeemed	(56,712)	(24,443)
Net increase (decrease)	(56,418)	(19,169)
Units outstanding, beginning	113,263	132,432
Units outstanding, ending	56,845	113,263

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$540,145
Cost of units redeemed/account charges	(604,349)
Net investment income (loss)	(19,529)
Net realized gain (loss)	85,368
Realized gain distributions	104,873
Net change in unrealized appreciation (depreciation)	25,382
Net assets	$131,890

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.31	38	$89	1.25%	34.8%	12/31/2019	$2.35	18	$43	1.00%	35.2%	12/31/2019	$2.38	0	$0	0.75%	35.5%
12/31/2018	1.71	94	160	1.25%	-5.0%	12/31/2018	1.74	20	34	1.00%	-4.7%	12/31/2018	1.76	0	0	0.75%	-4.5%
12/31/2017	1.80	91	164	1.25%	25.5%	12/31/2017	1.82	41	75	1.00%	25.8%	12/31/2017	1.84	0	0	0.75%	26.2%
12/31/2016	1.44	108	155	1.25%	0.7%	12/31/2016	1.45	49	71	1.00%	1.0%	12/31/2016	1.46	0	0	0.75%	1.3%
12/31/2015	1.42	116	165	1.25%	3.6%	12/31/2015	1.43	70	100	1.00%	3.9%	12/31/2015	1.44	0	0	0.75%	4.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.42	0	$0	0.50%	35.8%	12/31/2019	$2.46	0	$0	0.25%	36.2%	12/31/2019	$2.50	0	$0	0.00%	36.5%
12/31/2018	1.78	0	0	0.50%	-4.3%	12/31/2018	1.81	0	0	0.25%	-4.0%	12/31/2018	1.83	0	0	0.00%	-3.8%
12/31/2017	1.86	0	0	0.50%	26.5%	12/31/2017	1.88	0	0	0.25%	26.8%	12/31/2017	1.91	0	0	0.00%	27.1%
12/31/2016	1.47	0	0	0.50%	1.5%	12/31/2016	1.49	0	0	0.25%	1.8%	12/31/2016	1.50	0	0	0.00%	2.0%
12/31/2015	1.45	0	0	0.50%	4.4%	12/31/2015	1.46	0	0	0.25%	4.7%	12/31/2015	1.47	0	0	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco American Value Fund Y Class - 06-054
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$143,144	$148,783	4,107
Receivables: investments sold	-
Payables: investments purchased	(201)
Net assets	$142,943

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$142,943	118,171	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.30
Total	$142,943	118,171

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$354
Mortality & expense charges	(2,531)
Net investment income (loss)	(2,177)

Gain (loss) on investments:
Net realized gain (loss)	(15,086)
Realized gain distributions	4,277
Net change in unrealized appreciation (depreciation)	53,692
Net gain (loss)	42,883

Increase (decrease) in net assets from operations	$40,706

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,177)	$(1,418)
Net realized gain (loss)	(15,086)	(706)
Realized gain distributions	4,277	21,992
Net change in unrealized appreciation (depreciation)	53,692	(50,834)

Increase (decrease) in net assets from operations	40,706	(30,966)

Contract owner transactions:
Proceeds from units sold	13,411	26,483
Cost of units redeemed	(105,066)	(23,626)
Account charges	(34)	(71)
Increase (decrease)	(91,689)	2,786
Net increase (decrease)	(50,983)	(28,180)
Net assets, beginning	193,926	222,106
Net assets, ending	$142,943	$193,926

Units sold	12,092	22,966
Units redeemed	(91,730)	(20,677)
Net increase (decrease)	(79,638)	2,289
Units outstanding, beginning	197,809	195,520
Units outstanding, ending	118,171	197,809

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$268,792
Cost of units redeemed/account charges	(155,513)
Net investment income (loss)	(6,706)
Net realized gain (loss)	(18,704)
Realized gain distributions	60,713
Net change in unrealized appreciation (depreciation)	(5,639)
Net assets	$142,943

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	118	$143	1.25%	23.4%	12/31/2019	$1.23	0	$0	1.00%	23.7%	12/31/2019	$1.24	0	$0	0.75%	24.0%
12/31/2018	0.98	198	194	1.25%	-13.7%	12/31/2018	0.99	0	0	1.00%	-13.5%	12/31/2018	1.00	0	0	0.75%	-13.3%
12/31/2017	1.14	196	222	1.25%	8.4%	12/31/2017	1.15	0	0	1.00%	8.6%	12/31/2017	1.16	0	0	0.75%	8.9%
12/31/2016	1.05	181	190	1.25%	14.5%	12/31/2016	1.05	0	0	1.00%	14.8%	12/31/2016	1.06	0	0	0.75%	15.1%
12/31/2015	0.92	173	158	1.25%	-9.9%	12/31/2015	0.92	0	0	1.00%	-9.6%	12/31/2015	0.92	0	0	0.75%	-9.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	0	$0	0.50%	24.3%	12/31/2019	$1.28	0	$0	0.25%	24.6%	12/31/2019	$1.30	0	$0	0.00%	24.9%
12/31/2018	1.01	0	0	0.50%	-13.0%	12/31/2018	1.03	0	0	0.25%	-12.8%	12/31/2018	1.04	0	0	0.00%	-12.6%
12/31/2017	1.17	0	0	0.50%	9.2%	12/31/2017	1.18	0	0	0.25%	9.5%	12/31/2017	1.19	0	0	0.00%	9.7%
12/31/2016	1.07	0	0	0.50%	15.4%	12/31/2016	1.07	0	0	0.25%	15.7%	12/31/2016	1.08	0	0	0.00%	16.0%
12/31/2015	0.93	0	0	0.50%	-9.2%	12/31/2015	0.93	0	0	0.25%	-9.0%	12/31/2015	0.93	0	0	0.00%	-8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.2%
2018	0.7%
2017	0.9%
2016	0.5%
2015	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco American Value Fund A Class - 06-070
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$(1,083)
Net realized gain (loss)	-	(4,939)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	20,195

Increase (decrease) in net assets from operations	-	14,173

Contract owner transactions:
Proceeds from units sold	-	17,307
Cost of units redeemed	-	(400,830)
Account charges	-	-
Increase (decrease)	-	(383,523)
Net increase (decrease)	-	(369,350)
Net assets, beginning	-	369,350
Net assets, ending	$-	$-

Units sold	-	14,643
Units redeemed	-	(342,567)
Net increase (decrease)	-	(327,924)
Units outstanding, beginning	-	327,924
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$640,760
Cost of units redeemed/account charges	(674,859)
Net investment income (loss)	(11,437)
Net realized gain (loss)	(22,428)
Realized gain distributions	67,964
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	1.25%	23.1%	12/31/2019	$1.21	0	$0	1.00%	23.4%	12/31/2019	$1.23	0	$0	0.75%	23.7%
12/31/2018	0.97	0	0	1.25%	-13.9%	12/31/2018	0.98	0	0	1.00%	-13.7%	12/31/2018	0.99	0	0	0.75%	-13.5%
12/31/2017	1.13	328	369	1.25%	8.1%	12/31/2017	1.14	0	0	1.00%	8.4%	12/31/2017	1.15	0	0	0.75%	8.6%
12/31/2016	1.04	425	442	1.25%	14.3%	12/31/2016	1.05	0	0	1.00%	14.5%	12/31/2016	1.06	0	0	0.75%	14.8%
12/31/2015	0.91	461	421	1.25%	-10.1%	12/31/2015	0.92	0	0	1.00%	-9.9%	12/31/2015	0.92	0	0	0.75%	-9.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	0	$0	0.50%	24.0%	12/31/2019	$1.26	0	$0	0.25%	24.3%	12/31/2019	$1.28	0	$0	0.00%	24.6%
12/31/2018	1.00	0	0	0.50%	-13.3%	12/31/2018	1.01	0	0	0.25%	-13.1%	12/31/2018	1.03	0	0	0.00%	-12.8%
12/31/2017	1.16	0	0	0.50%	8.9%	12/31/2017	1.17	0	0	0.25%	9.2%	12/31/2017	1.18	0	0	0.00%	9.4%
12/31/2016	1.06	0	0	0.50%	15.1%	12/31/2016	1.07	0	0	0.25%	15.4%	12/31/2016	1.08	0	0	0.00%	15.7%
12/31/2015	0.92	0	0	0.50%	-9.4%	12/31/2015	0.93	0	0	0.25%	-9.2%	12/31/2015	0.93	0	0	0.00%	-9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.5%
2016	0.2%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Comstock Fund R Class - 06-772
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$650,967	$629,552	25,994
Receivables: investments sold	193
Payables: investments purchased	-
Net assets	$651,160

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$651,160	318,327	$2.05
Band 100	-	-	2.08
Band 75	-	-	2.12
Band 50	-	-	2.16
Band 25	-	-	2.20
Band 0	-	-	2.24
Total	$651,160	318,327

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$11,977
Mortality & expense charges	(8,493)
Net investment income (loss)	3,484

Gain (loss) on investments:
Net realized gain (loss)	(54,821)
Realized gain distributions	32,726
Net change in unrealized appreciation (depreciation)	173,002
Net gain (loss)	150,907

Increase (decrease) in net assets from operations	$154,391

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,484	$(2,411)
Net realized gain (loss)	(54,821)	119,499
Realized gain distributions	32,726	94,384
Net change in unrealized appreciation (depreciation)	173,002	(410,408)

Increase (decrease) in net assets from operations	154,391	(198,936)

Contract owner transactions:
Proceeds from units sold	83,301	195,838
Cost of units redeemed	(823,446)	(1,088,680)
Account charges	(509)	(478)
Increase (decrease)	(740,654)	(893,320)
Net increase (decrease)	(586,263)	(1,092,256)
Net assets, beginning	1,237,423	2,329,679
Net assets, ending	$651,160	$1,237,423

Units sold	44,363	108,573
Units redeemed	(473,001)	(576,829)
Net increase (decrease)	(428,638)	(468,256)
Units outstanding, beginning	746,965	1,215,221
Units outstanding, ending	318,327	746,965

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,498,000
Cost of units redeemed/account charges	(4,395,732)
Net investment income (loss)	17,881
Net realized gain (loss)	40,927
Realized gain distributions	468,669
Net change in unrealized appreciation (depreciation)	21,415
Net assets	$651,160

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.05	318	$651	1.25%	23.5%	12/31/2019	$2.08	0	$0	1.00%	23.8%	12/31/2019	$2.12	0	$0	0.75%	24.1%
12/31/2018	1.66	747	1,237	1.25%	-13.6%	12/31/2018	1.68	0	0	1.00%	-13.4%	12/31/2018	1.71	0	0	0.75%	-13.2%
12/31/2017	1.92	1,215	2,330	1.25%	16.1%	12/31/2017	1.94	0	0	1.00%	16.4%	12/31/2017	1.97	0	0	0.75%	16.6%
12/31/2016	1.65	1,322	2,184	1.25%	16.1%	12/31/2016	1.67	0	0	1.00%	16.4%	12/31/2016	1.69	0	0	0.75%	16.7%
12/31/2015	1.42	1,412	2,009	1.25%	-7.3%	12/31/2015	1.43	0	0	1.00%	-7.1%	12/31/2015	1.45	0	0	0.75%	-6.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.16	0	$0	0.50%	24.4%	12/31/2019	$2.20	0	$0	0.25%	24.7%	12/31/2019	$2.24	0	$0	0.00%	25.0%
12/31/2018	1.73	0	0	0.50%	-12.9%	12/31/2018	1.76	0	0	0.25%	-12.7%	12/31/2018	1.79	0	0	0.00%	-12.5%
12/31/2017	1.99	0	0	0.50%	16.9%	12/31/2017	2.02	0	0	0.25%	17.2%	12/31/2017	2.04	0	0	0.00%	17.5%
12/31/2016	1.70	0	0	0.50%	17.0%	12/31/2016	1.72	0	0	0.25%	17.2%	12/31/2016	1.74	0	0	0.00%	17.5%
12/31/2015	1.46	0	0	0.50%	-6.6%	12/31/2015	1.47	0	0	0.25%	-6.4%	12/31/2015	1.48	0	0	0.00%	-6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	1.1%
2017	1.3%
2016	1.8%
2015	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Comstock Fund A Class - 06-771
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$284,094	$274,844	11,337
Receivables: investments sold	-
Payables: investments purchased	(91)
Net assets	$284,003

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$240,878	115,700	$2.08
Band 100	-	-	2.12
Band 75	-	-	2.16
Band 50	-	-	2.20
Band 25	-	-	2.24
Band 0	43,125	18,949	2.28
Total	$284,003	134,649

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$5,842
Mortality & expense charges	(3,434)
Net investment income (loss)	2,408

Gain (loss) on investments:
Net realized gain (loss)	(17,099)
Realized gain distributions	14,183
Net change in unrealized appreciation (depreciation)	66,723
Net gain (loss)	63,807

Increase (decrease) in net assets from operations	$66,215

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,408	$559
Net realized gain (loss)	(17,099)	86,771
Realized gain distributions	14,183	25,095
Net change in unrealized appreciation (depreciation)	66,723	(177,095)

Increase (decrease) in net assets from operations	66,215	(64,670)

Contract owner transactions:
Proceeds from units sold	197,153	178,602
Cost of units redeemed	(313,955)	(844,261)
Account charges	(455)	(696)
Increase (decrease)	(117,257)	(666,355)
Net increase (decrease)	(51,042)	(731,025)
Net assets, beginning	335,045	1,066,070
Net assets, ending	$284,003	$335,045

Units sold	103,611	91,585
Units redeemed	(166,463)	(442,268)
Net increase (decrease)	(62,852)	(350,683)
Units outstanding, beginning	197,501	548,184
Units outstanding, ending	134,649	197,501

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$13,539,234
Cost of units redeemed/account charges	(14,691,252)
Net investment income (loss)	100,923
Net realized gain (loss)	449,780
Realized gain distributions	876,068
Net change in unrealized appreciation (depreciation)	9,250
Net assets	$284,003

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.08	116	$241	1.25%	23.8%	12/31/2019	$2.12	0	$0	1.00%	24.1%	12/31/2019	$2.16	0	$0	0.75%	24.4%
12/31/2018	1.68	176	296	1.25%	-13.3%	12/31/2018	1.71	0	0	1.00%	-13.1%	12/31/2018	1.73	0	0	0.75%	-12.9%
12/31/2017	1.94	531	1,030	1.25%	16.3%	12/31/2017	1.97	0	0	1.00%	16.6%	12/31/2017	1.99	0	0	0.75%	16.9%
12/31/2016	1.67	3,426	5,716	1.25%	16.4%	12/31/2016	1.69	0	0	1.00%	16.7%	12/31/2016	1.70	0	0	0.75%	17.0%
12/31/2015	1.43	4,064	5,827	1.25%	-7.1%	12/31/2015	1.44	0	0	1.00%	-6.9%	12/31/2015	1.46	0	0	0.75%	-6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.20	0	$0	0.50%	24.7%	12/31/2019	$2.24	0	$0	0.25%	25.0%	12/31/2019	$2.28	19	$43	0.00%	25.3%
12/31/2018	1.76	0	0	0.50%	-12.7%	12/31/2018	1.79	0	0	0.25%	-12.5%	12/31/2018	1.82	21	39	0.00%	-12.2%
12/31/2017	2.02	0	0	0.50%	17.2%	12/31/2017	2.04	0	0	0.25%	17.5%	12/31/2017	2.07	18	37	0.00%	17.8%
12/31/2016	1.72	0	0	0.50%	17.2%	12/31/2016	1.74	0	0	0.25%	17.5%	12/31/2016	1.76	13	23	0.00%	17.8%
12/31/2015	1.47	0	0	0.50%	-6.4%	12/31/2015	1.48	0	0	0.25%	-6.2%	12/31/2015	1.49	8	12	0.00%	-5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
2018	1.5%
2017	0.9%
2016	2.1%
2015	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Diversified Dividend Fund Investor Class - 06-817
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,028,917	$28,794,635	1,548,444
Receivables: investments sold	132,284
Payables: investments purchased	-
Net assets	$32,161,201

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,161,201	15,677,126	$2.05
Band 100	-	-	2.10
Band 75	-	-	2.14
Band 50	-	-	2.19
Band 25	-	-	2.24
Band 0	-	-	2.29
Total	$32,161,201	15,677,126

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$772,102
Mortality & expense charges	(399,507)
Net investment income (loss)	372,595

Gain (loss) on investments:
Net realized gain (loss)	672,435
Realized gain distributions	859,268
Net change in unrealized appreciation (depreciation)	5,026,928
Net gain (loss)	6,558,631

Increase (decrease) in net assets from operations	$6,931,226

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$372,595	$375,011
Net realized gain (loss)	672,435	657,606
Realized gain distributions	859,268	1,534,488
Net change in unrealized appreciation (depreciation)	5,026,928	(5,748,343)

Increase (decrease) in net assets from operations	6,931,226	(3,181,238)

Contract owner transactions:
Proceeds from units sold	4,961,475	5,518,356
Cost of units redeemed	(11,490,400)	(9,819,281)
Account charges	(12,201)	(13,609)
Increase (decrease)	(6,541,126)	(4,314,534)
Net increase (decrease)	390,100	(7,495,772)
Net assets, beginning	31,771,101	39,266,873
Net assets, ending	$32,161,201	$31,771,101

Units sold	2,680,638	3,131,292
Units redeemed	(6,156,275)	(5,543,200)
Net increase (decrease)	(3,475,637)	(2,411,908)
Units outstanding, beginning	19,152,763	21,564,671
Units outstanding, ending	15,677,126	19,152,763

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$60,363,350
Cost of units redeemed/account charges	(39,324,317)
Net investment income (loss)	1,226,471
Net realized gain (loss)	2,501,433
Realized gain distributions	4,159,982
Net change in unrealized appreciation (depreciation)	3,234,282
Net assets	$32,161,201

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.05	15,677	$32,161	1.25%	23.7%	12/31/2019	$2.10	0	$0	1.00%	24.0%	12/31/2019	$2.14	0	$0	0.75%	24.3%
12/31/2018	1.66	19,153	31,771	1.25%	-8.9%	12/31/2018	1.69	0	0	1.00%	-8.7%	12/31/2018	1.72	0	0	0.75%	-8.4%
12/31/2017	1.82	21,565	39,267	1.25%	6.9%	12/31/2017	1.85	0	0	1.00%	7.2%	12/31/2017	1.88	0	0	0.75%	7.4%
12/31/2016	1.70	21,397	36,446	1.25%	12.9%	12/31/2016	1.73	0	0	1.00%	13.2%	12/31/2016	1.75	0	0	0.75%	13.5%
12/31/2015	1.51	13,851	20,896	1.25%	0.5%	12/31/2015	1.53	0	0	1.00%	0.8%	12/31/2015	1.54	0	0	0.75%	1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.19	0	$0	0.50%	24.6%	12/31/2019	$2.24	0	$0	0.25%	24.9%	12/31/2019	$2.29	0	$0	0.00%	25.2%
12/31/2018	1.76	0	0	0.50%	-8.2%	12/31/2018	1.79	0	0	0.25%	-8.0%	12/31/2018	1.83	0	0	0.00%	-7.7%
12/31/2017	1.91	0	0	0.50%	7.7%	12/31/2017	1.95	0	0	0.25%	8.0%	12/31/2017	1.98	0	0	0.00%	8.2%
12/31/2016	1.78	0	0	0.50%	13.8%	12/31/2016	1.80	0	0	0.25%	14.0%	12/31/2016	1.83	0	0	0.00%	14.3%
12/31/2015	1.56	0	0	0.50%	1.3%	12/31/2015	1.58	0	0	0.25%	1.6%	12/31/2015	1.60	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.4%
2018	2.3%
2017	1.9%
2016	1.8%
2015	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Diversified Dividend Fund A Class - 06-816
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,677,769	$4,220,050	226,973
Receivables: investments sold	36,464
Payables: investments purchased	-
Net assets	$4,714,233

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,894,486	1,905,263	$2.04
Band 100	808,354	386,969	2.09
Band 75	-	-	2.13
Band 50	-	-	2.18
Band 25	-	-	2.23
Band 0	11,393	5,001	2.28
Total	$4,714,233	2,297,233

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$119,885
Mortality & expense charges	(62,336)
Net investment income (loss)	57,549

Gain (loss) on investments:
Net realized gain (loss)	70,465
Realized gain distributions	126,902
Net change in unrealized appreciation (depreciation)	875,215
Net gain (loss)	1,072,582

Increase (decrease) in net assets from operations	$1,130,131

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$57,549	$81,748
Net realized gain (loss)	70,465	397,866
Realized gain distributions	126,902	281,744
Net change in unrealized appreciation (depreciation)	875,215	(1,330,952)

Increase (decrease) in net assets from operations	1,130,131	(569,594)

Contract owner transactions:
Proceeds from units sold	781,142	1,757,339
Cost of units redeemed	(3,027,040)	(6,159,144)
Account charges	(4,204)	(7,719)
Increase (decrease)	(2,250,102)	(4,409,524)
Net increase (decrease)	(1,119,971)	(4,979,118)
Net assets, beginning	5,834,204	10,813,322
Net assets, ending	$4,714,233	$5,834,204

Units sold	446,272	988,110
Units redeemed	(1,658,197)	(3,410,904)
Net increase (decrease)	(1,211,925)	(2,422,794)
Units outstanding, beginning	3,509,158	5,931,952
Units outstanding, ending	2,297,233	3,509,158

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$30,327,513
Cost of units redeemed/account charges	(30,436,697)
Net investment income (loss)	413,960
Net realized gain (loss)	2,514,216
Realized gain distributions	1,437,522
Net change in unrealized appreciation (depreciation)	457,719
Net assets	$4,714,233

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.04	1,905	$3,894	1.25%	23.5%	12/31/2019	$2.09	387	$808	1.00%	23.8%	12/31/2019	$2.13	0	$0	0.75%	24.1%
12/31/2018	1.66	2,995	4,959	1.25%	-8.9%	12/31/2018	1.69	454	765	1.00%	-8.7%	12/31/2018	1.72	0	0	0.75%	-8.5%
12/31/2017	1.82	5,245	9,534	1.25%	6.9%	12/31/2017	1.85	614	1,134	1.00%	7.1%	12/31/2017	1.88	0	0	0.75%	7.4%
12/31/2016	1.70	7,287	12,395	1.25%	12.9%	12/31/2016	1.73	725	1,250	1.00%	13.2%	12/31/2016	1.75	0	0	0.75%	13.5%
12/31/2015	1.51	5,466	8,235	1.25%	0.5%	12/31/2015	1.52	603	918	1.00%	0.8%	12/31/2015	1.54	0	0	0.75%	1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.18	0	$0	0.50%	24.4%	12/31/2019	$2.23	0	$0	0.25%	24.7%	12/31/2019	$2.28	5	$11	0.00%	25.0%
12/31/2018	1.75	0	0	0.50%	-8.2%	12/31/2018	1.79	0	0	0.25%	-8.0%	12/31/2018	1.82	60	110	0.00%	-7.8%
12/31/2017	1.91	0	0	0.50%	7.7%	12/31/2017	1.94	0	0	0.25%	7.9%	12/31/2017	1.98	73	145	0.00%	8.2%
12/31/2016	1.77	0	0	0.50%	13.8%	12/31/2016	1.80	0	0	0.25%	14.1%	12/31/2016	1.83	810	1,479	0.00%	14.3%
12/31/2015	1.56	0	0	0.50%	1.3%	12/31/2015	1.58	0	0	0.25%	1.5%	12/31/2015	1.60	392	626	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	2.3%
2017	1.7%
2016	1.7%
2015	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Energy Fund Investor Class - 06-810
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$327,012	$440,333	17,785
Receivables: investments sold	416
Payables: investments purchased	-
Net assets	$327,428

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$327,428	224,286	$1.46
Band 100	-	-	1.52
Band 75	-	-	1.58
Band 50	-	-	1.65
Band 25	-	-	1.72
Band 0	-	-	1.85
Total	$327,428	224,286

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,899
Mortality & expense charges	(4,535)
Net investment income (loss)	364

Gain (loss) on investments:
Net realized gain (loss)	(59,156)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	75,411
Net gain (loss)	16,255

Increase (decrease) in net assets from operations	$16,619

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$364	$4,661
Net realized gain (loss)	(59,156)	(34,831)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	75,411	(131,756)

Increase (decrease) in net assets from operations	16,619	(161,926)

Contract owner transactions:
Proceeds from units sold	50,307	134,262
Cost of units redeemed	(141,280)	(267,707)
Account charges	(26)	(39)
Increase (decrease)	(90,999)	(133,484)
Net increase (decrease)	(74,380)	(295,410)
Net assets, beginning	401,808	697,218
Net assets, ending	$327,428	$401,808

Units sold	34,194	70,292
Units redeemed	(94,760)	(142,914)
Net increase (decrease)	(60,566)	(72,622)
Units outstanding, beginning	284,852	357,474
Units outstanding, ending	224,286	284,852

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$9,848,570
Cost of units redeemed/account charges	(8,807,635)
Net investment income (loss)	(178,599)
Net realized gain (loss)	(1,188,070)
Realized gain distributions	766,483
Net change in unrealized appreciation (depreciation)	(113,321)
Net assets	$327,428

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.46	224	$327	1.25%	3.5%	12/31/2019	$1.52	0	$0	1.00%	3.8%	12/31/2019	$1.58	0	$0	0.75%	4.0%
12/31/2018	1.41	285	402	1.25%	-27.7%	12/31/2018	1.47	0	0	1.00%	-27.5%	12/31/2018	1.52	0	0	0.75%	-27.3%
12/31/2017	1.95	357	697	1.25%	-9.4%	12/31/2017	2.02	0	0	1.00%	-9.2%	12/31/2017	2.09	0	0	0.75%	-8.9%
12/31/2016	2.15	960	2,066	1.25%	23.0%	12/31/2016	2.22	0	0	1.00%	23.3%	12/31/2016	2.30	0	0	0.75%	23.6%
12/31/2015	1.75	865	1,514	1.25%	-30.2%	12/31/2015	1.80	0	0	1.00%	-30.1%	12/31/2015	1.86	0	0	0.75%	-29.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.65	0	$0	0.50%	4.3%	12/31/2019	$1.72	0	$0	0.25%	4.5%	12/31/2019	$1.85	0	$0	0.00%	4.8%
12/31/2018	1.58	0	0	0.50%	-27.1%	12/31/2018	1.64	0	0	0.25%	-26.9%	12/31/2018	1.76	0	0	0.00%	-26.8%
12/31/2017	2.17	0	0	0.50%	-8.7%	12/31/2017	2.25	0	0	0.25%	-8.5%	12/31/2017	2.40	0	0	0.00%	-8.2%
12/31/2016	2.38	0	0	0.50%	24.0%	12/31/2016	2.46	0	0	0.25%	24.3%	12/31/2016	2.62	0	0	0.00%	24.6%
12/31/2015	1.92	0	0	0.50%	-29.7%	12/31/2015	1.98	0	0	0.25%	-29.5%	12/31/2015	2.10	0	0	0.00%	-29.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	2.1%
2017	1.4%
2016	1.2%
2015	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Mid Cap Growth Fund R Class - 06-493
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,973	$33,000	932
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$29,973

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1	-	$2.06
Band 100	29,972	14,243	2.10
Band 75	-	-	2.15
Band 50	-	-	2.19
Band 25	-	-	2.23
Band 0	-	-	2.27
Total	$29,973	14,243

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(315)
Net investment income (loss)	(315)

Gain (loss) on investments:
Net realized gain (loss)	(35)
Realized gain distributions	5,899
Net change in unrealized appreciation (depreciation)	815
Net gain (loss)	6,679

Increase (decrease) in net assets from operations	$6,364

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(315)	$(145)
Net realized gain (loss)	(35)	40
Realized gain distributions	5,899	2,316
Net change in unrealized appreciation (depreciation)	815	(4,428)

Increase (decrease) in net assets from operations	6,364	(2,217)

Contract owner transactions:
Proceeds from units sold	6,655	10,461
Cost of units redeemed	(1,243)	(43)
Account charges	-	-
Increase (decrease)	5,412	10,418
Net increase (decrease)	11,776	8,201
Net assets, beginning	18,197	9,996
Net assets, ending	$29,973	$18,197

Units sold	3,700	5,729
Units redeemed	(907)	(130)
Net increase (decrease)	2,793	5,599
Units outstanding, beginning	11,450	5,851
Units outstanding, ending	14,243	11,450

* Date of Fund Inception into Variable Account: 4 /12 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$59,745
Cost of units redeemed/account charges	(45,956)
Net investment income (loss)	(1,430)
Net realized gain (loss)	6,787
Realized gain distributions	13,854
Net change in unrealized appreciation (depreciation)	(3,027)
Net assets	$29,973

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.06	0	$0	1.25%	32.1%	12/31/2019	$2.10	14	$30	1.00%	32.4%	12/31/2019	$2.15	0	$0	0.75%	32.7%
12/31/2018	1.56	0	0	1.25%	-7.2%	12/31/2018	1.59	11	18	1.00%	-7.0%	12/31/2018	1.62	0	0	0.75%	-6.7%
12/31/2017	1.68	0	0	1.25%	20.4%	12/31/2017	1.71	6	10	1.00%	20.7%	12/31/2017	1.73	0	0	0.75%	21.0%
12/31/2016	1.40	0	0	1.25%	-1.0%	12/31/2016	1.42	4	5	1.00%	-0.8%	12/31/2016	1.43	0	0	0.75%	-0.5%
12/31/2015	1.41	0	0	1.25%	-0.3%	12/31/2015	1.43	4	6	1.00%	0.0%	12/31/2015	1.44	0	0	0.75%	0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.19	0	$0	0.50%	33.1%	12/31/2019	$2.23	0	$0	0.25%	33.4%	12/31/2019	$2.27	0	$0	0.00%	33.7%
12/31/2018	1.64	0	0	0.50%	-6.5%	12/31/2018	1.67	0	0	0.25%	-6.3%	12/31/2018	1.70	0	0	0.00%	-6.0%
12/31/2017	1.76	0	0	0.50%	21.3%	12/31/2017	1.78	0	0	0.25%	21.6%	12/31/2017	1.81	0	0	0.00%	21.9%
12/31/2016	1.45	0	0	0.50%	-0.3%	12/31/2016	1.47	0	0	0.25%	0.0%	12/31/2016	1.48	0	0	0.00%	0.2%
12/31/2015	1.45	0	0	0.50%	0.5%	12/31/2015	1.47	0	0	0.25%	0.7%	12/31/2015	1.48	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Energy Fund A Class - 06-835
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$687,996	$1,015,959	37,523
Receivables: investments sold	5,821
Payables: investments purchased	-
Net assets	$693,817

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$624,982	356,484	$1.75
Band 100	68,835	37,699	1.83
Band 75	-	-	1.90
Band 50	-	-	1.98
Band 25	-	-	2.06
Band 0	-	-	2.16
Total	$693,817	394,183

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$10,550
Mortality & expense charges	(9,373)
Net investment income (loss)	1,177

Gain (loss) on investments:
Net realized gain (loss)	(146,482)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	171,502
Net gain (loss)	25,020

Increase (decrease) in net assets from operations	$26,197

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,177	$8,844
Net realized gain (loss)	(146,482)	(73,189)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	171,502	(238,725)

Increase (decrease) in net assets from operations	26,197	(303,070)

Contract owner transactions:
Proceeds from units sold	108,728	179,536
Cost of units redeemed	(231,294)	(281,747)
Account charges	(533)	(523)
Increase (decrease)	(123,099)	(102,734)
Net increase (decrease)	(96,902)	(405,804)
Net assets, beginning	790,719	1,196,523
Net assets, ending	$693,817	$790,719

Units sold	61,916	81,243
Units redeemed	(133,123)	(124,444)
Net increase (decrease)	(71,207)	(43,201)
Units outstanding, beginning	465,390	508,591
Units outstanding, ending	394,183	465,390

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$13,564,939
Cost of units redeemed/account charges	(11,616,081)
Net investment income (loss)	(235,870)
Net realized gain (loss)	(1,341,941)
Realized gain distributions	650,733
Net change in unrealized appreciation (depreciation)	(327,963)
Net assets	$693,817

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.75	356	$625	1.25%	3.5%	12/31/2019	$1.83	38	$69	1.00%	3.7%	12/31/2019	$1.90	0	$0	0.75%	4.0%
12/31/2018	1.69	432	732	1.25%	-27.7%	12/31/2018	1.76	33	58	1.00%	-27.5%	12/31/2018	1.83	0	0	0.75%	-27.3%
12/31/2017	2.34	444	1,041	1.25%	-9.4%	12/31/2017	2.43	64	156	1.00%	-9.2%	12/31/2017	2.51	0	0	0.75%	-9.0%
12/31/2016	2.59	596	1,540	1.25%	23.0%	12/31/2016	2.67	56	151	1.00%	23.3%	12/31/2016	2.76	0	0	0.75%	23.6%
12/31/2015	2.10	715	1,504	1.25%	-30.2%	12/31/2015	2.17	109	236	1.00%	-30.1%	12/31/2015	2.23	0	0	0.75%	-29.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.98	0	$0	0.50%	4.3%	12/31/2019	$2.06	0	$0	0.25%	4.5%	12/31/2019	$2.16	0	$0	0.00%	4.8%
12/31/2018	1.90	0	0	0.50%	-27.1%	12/31/2018	1.97	0	0	0.25%	-26.9%	12/31/2018	2.06	0	0	0.00%	-26.7%
12/31/2017	2.61	0	0	0.50%	-8.7%	12/31/2017	2.70	0	0	0.25%	-8.5%	12/31/2017	2.81	0	0	0.00%	-8.3%
12/31/2016	2.86	0	0	0.50%	23.9%	12/31/2016	2.95	0	0	0.25%	24.2%	12/31/2016	3.07	0	0	0.00%	24.6%
12/31/2015	2.30	0	0	0.50%	-29.7%	12/31/2015	2.38	0	0	0.25%	-29.5%	12/31/2015	2.46	2	5	0.00%	-29.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	2.3%
2017	1.8%
2016	1.1%
2015	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Mid Cap Growth Fund A Class - 06-024
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$134,767	$141,071	3,997
Receivables: investments sold	343
Payables: investments purchased	-
Net assets	$135,110

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$135,110	72,573	$1.86
Band 100	-	-	1.89
Band 75	-	-	1.92
Band 50	-	-	1.95
Band 25	-	-	1.99
Band 0	-	-	2.02
Total	$135,110	72,573

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,527)
Net investment income (loss)	(1,527)

Gain (loss) on investments:
Net realized gain (loss)	1,091
Realized gain distributions	25,683
Net change in unrealized appreciation (depreciation)	7,890
Net gain (loss)	34,664

Increase (decrease) in net assets from operations	$33,137

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,527)	$(1,368)
Net realized gain (loss)	1,091	520
Realized gain distributions	25,683	12,704
Net change in unrealized appreciation (depreciation)	7,890	(21,452)

Increase (decrease) in net assets from operations	33,137	(9,596)

Contract owner transactions:
Proceeds from units sold	22,866	26,853
Cost of units redeemed	(22,499)	(12,145)
Account charges	(13)	(13)
Increase (decrease)	354	14,695
Net increase (decrease)	33,491	5,099
Net assets, beginning	101,619	96,520
Net assets, ending	$135,110	$101,619

Units sold	13,512	16,755
Units redeemed	(13,221)	(8,338)
Net increase (decrease)	291	8,417
Units outstanding, beginning	72,282	63,865
Units outstanding, ending	72,573	72,282

* Date of Fund Inception into Variable Account: 7 /1 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$428,529
Cost of units redeemed/account charges	(376,916)
Net investment income (loss)	(10,235)
Net realized gain (loss)	28,967
Realized gain distributions	71,069
Net change in unrealized appreciation (depreciation)	(6,304)
Net assets	$135,110

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.86	73	$135	1.25%	32.4%	12/31/2019	$1.89	0	$0	1.00%	32.8%	12/31/2019	$1.92	0	$0	0.75%	33.1%
12/31/2018	1.41	72	102	1.25%	-7.0%	12/31/2018	1.43	0	0	1.00%	-6.7%	12/31/2018	1.45	0	0	0.75%	-6.5%
12/31/2017	1.51	64	97	1.25%	20.7%	12/31/2017	1.53	0	0	1.00%	21.0%	12/31/2017	1.55	0	0	0.75%	21.3%
12/31/2016	1.25	119	149	1.25%	-0.8%	12/31/2016	1.26	0	0	1.00%	-0.5%	12/31/2016	1.27	0	0	0.75%	-0.3%
12/31/2015	1.26	81	102	1.25%	0.0%	12/31/2015	1.27	0	0	1.00%	0.2%	12/31/2015	1.28	0	0	0.75%	0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.95	0	$0	0.50%	33.4%	12/31/2019	$1.99	0	$0	0.25%	33.8%	12/31/2019	$2.02	0	$0	0.00%	34.1%
12/31/2018	1.47	0	0	0.50%	-6.3%	12/31/2018	1.49	0	0	0.25%	-6.0%	12/31/2018	1.51	0	0	0.00%	-5.8%
12/31/2017	1.56	0	0	0.50%	21.6%	12/31/2017	1.58	0	0	0.25%	21.9%	12/31/2017	1.60	0	0	0.00%	22.2%
12/31/2016	1.29	0	0	0.50%	0.0%	12/31/2016	1.30	0	0	0.25%	0.2%	12/31/2016	1.31	0	0	0.00%	0.5%
12/31/2015	1.29	0	0	0.50%	0.7%	12/31/2015	1.29	0	0	0.25%	1.0%	12/31/2015	1.30	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Floating Rate Fund Y Class - 06-055
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,131	$43,354	5,887
Receivables: investments sold	27
Payables: investments purchased	-
Net assets	$43,158

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$43,158	38,374	$1.12
Band 100	-	-	1.14
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$43,158	38,374

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,949
Mortality & expense charges	(899)
Net investment income (loss)	3,050

Gain (loss) on investments:
Net realized gain (loss)	(3,934)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	6,594
Net gain (loss)	2,660

Increase (decrease) in net assets from operations	$5,710

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,050	$4,780
Net realized gain (loss)	(3,934)	(70)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	6,594	(6,593)

Increase (decrease) in net assets from operations	5,710	(1,883)

Contract owner transactions:
Proceeds from units sold	49,655	73,330
Cost of units redeemed	(151,315)	(27,061)
Account charges	(3)	(575)
Increase (decrease)	(101,663)	45,694
Net increase (decrease)	(95,953)	43,811
Net assets, beginning	139,111	95,300
Net assets, ending	$43,158	$139,111

Units sold	45,766	67,784
Units redeemed	(138,715)	(25,315)
Net increase (decrease)	(92,949)	42,469
Units outstanding, beginning	131,323	88,854
Units outstanding, ending	38,374	131,323

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$340,510
Cost of units redeemed/account charges	(304,325)
Net investment income (loss)	10,825
Net realized gain (loss)	(3,629)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(223)
Net assets	$43,158

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	38	$43	1.25%	6.2%	12/31/2019	$1.14	0	$0	1.00%	6.4%	12/31/2019	$1.16	0	$0	0.75%	6.7%
12/31/2018	1.06	131	139	1.25%	-1.2%	12/31/2018	1.07	0	0	1.00%	-1.0%	12/31/2018	1.08	0	0	0.75%	-0.7%
12/31/2017	1.07	89	95	1.25%	2.9%	12/31/2017	1.08	0	0	1.00%	3.2%	12/31/2017	1.09	0	0	0.75%	3.4%
12/31/2016	1.04	58	61	1.25%	10.1%	12/31/2016	1.05	0	0	1.00%	10.3%	12/31/2016	1.06	0	0	0.75%	10.6%
12/31/2015	0.95	0	0	1.25%	-3.8%	12/31/2015	0.95	0	0	1.00%	-3.6%	12/31/2015	0.95	0	0	0.75%	-3.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	7.0%	12/31/2019	$1.19	0	$0	0.25%	7.2%	12/31/2019	$1.20	0	$0	0.00%	7.5%
12/31/2018	1.10	0	0	0.50%	-0.5%	12/31/2018	1.11	0	0	0.25%	-0.2%	12/31/2018	1.12	0	0	0.00%	0.0%
12/31/2017	1.10	0	0	0.50%	3.7%	12/31/2017	1.11	0	0	0.25%	3.9%	12/31/2017	1.12	0	0	0.00%	4.2%
12/31/2016	1.06	0	0	0.50%	10.9%	12/31/2016	1.07	0	0	0.25%	11.2%	12/31/2016	1.08	0	0	0.00%	11.4%
12/31/2015	0.96	0	0	0.50%	-3.1%	12/31/2015	0.96	0	0	0.25%	-2.9%	12/31/2015	0.97	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.3%
2018	5.6%
2017	5.3%
2016	0.4%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Small Cap Growth Fund R Class - 06-595
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,233,518	$2,222,274	69,363
Receivables: investments sold	-
Payables: investments purchased	(8,323)
Net assets	$2,225,195

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,898,622	540,984	$3.51
Band 100	309,454	84,663	3.66
Band 75	-	-	3.81
Band 50	-	-	3.96
Band 25	-	-	4.13
Band 0	17,119	3,979	4.30
Total	$2,225,195	629,626

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(33,147)
Net investment income (loss)	(33,147)

Gain (loss) on investments:
Net realized gain (loss)	(61,961)
Realized gain distributions	200,388
Net change in unrealized appreciation (depreciation)	456,111
Net gain (loss)	594,538

Increase (decrease) in net assets from operations	$561,391

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(33,147)	$(40,810)
Net realized gain (loss)	(61,961)	77,888
Realized gain distributions	200,388	276,322
Net change in unrealized appreciation (depreciation)	456,111	(621,226)

Increase (decrease) in net assets from operations	561,391	(307,826)

Contract owner transactions:
Proceeds from units sold	530,348	943,143
Cost of units redeemed	(1,604,229)	(1,418,925)
Account charges	(1,331)	(1,225)
Increase (decrease)	(1,075,212)	(477,007)
Net increase (decrease)	(513,821)	(784,833)
Net assets, beginning	2,739,016	3,523,849
Net assets, ending	$2,225,195	$2,739,016

Units sold	180,204	283,327
Units redeemed	(500,946)	(428,902)
Net increase (decrease)	(320,742)	(145,575)
Units outstanding, beginning	950,368	1,095,943
Units outstanding, ending	629,626	950,368

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$14,131,102
Cost of units redeemed/account charges	(14,198,239)
Net investment income (loss)	(292,181)
Net realized gain (loss)	133,219
Realized gain distributions	2,440,050
Net change in unrealized appreciation (depreciation)	11,244
Net assets	$2,225,195

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.51	541	$1,899	1.25%	22.4%	12/31/2019	$3.66	85	$309	1.00%	22.7%	12/31/2019	$3.81	0	$0	0.75%	23.0%
12/31/2018	2.87	837	2,399	1.25%	-10.4%	12/31/2018	2.98	109	326	1.00%	-10.1%	12/31/2018	3.09	0	0	0.75%	-9.9%
12/31/2017	3.20	948	3,032	1.25%	23.1%	12/31/2017	3.31	145	480	1.00%	23.4%	12/31/2017	3.43	0	0	0.75%	23.7%
12/31/2016	2.60	1,281	3,330	1.25%	9.6%	12/31/2016	2.69	159	428	1.00%	9.9%	12/31/2016	2.78	0	0	0.75%	10.2%
12/31/2015	2.37	1,086	2,573	1.25%	-3.3%	12/31/2015	2.44	145	355	1.00%	-3.1%	12/31/2015	2.52	0	0	0.75%	-2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.96	0	$0	0.50%	23.4%	12/31/2019	$4.13	0	$0	0.25%	23.7%	12/31/2019	$4.30	4	$17	0.00%	24.0%
12/31/2018	3.21	0	0	0.50%	-9.7%	12/31/2018	3.34	0	0	0.25%	-9.5%	12/31/2018	3.47	4	14	0.00%	-9.2%
12/31/2017	3.56	0	0	0.50%	24.0%	12/31/2017	3.69	0	0	0.25%	24.3%	12/31/2017	3.82	3	13	0.00%	24.6%
12/31/2016	2.87	0	0	0.50%	10.5%	12/31/2016	2.97	0	0	0.25%	10.7%	12/31/2016	3.07	144	442	0.00%	11.0%
12/31/2015	2.60	0	0	0.50%	-2.6%	12/31/2015	2.68	0	0	0.25%	-2.3%	12/31/2015	2.76	18	51	0.00%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Floating Rate Fund A Class - 06-071 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.17
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	1.25%	5.9%	12/31/2019	$1.12	0	$0	1.00%	6.2%	12/31/2019	$1.14	0	$0	0.75%	6.4%
12/31/2018	1.05	0	0	1.25%	-1.5%	12/31/2018	1.06	0	0	1.00%	-1.2%	12/31/2018	1.07	0	0	0.75%	-1.0%
12/31/2017	1.06	0	0	1.25%	2.6%	12/31/2017	1.07	0	0	1.00%	2.9%	12/31/2017	1.08	0	0	0.75%	3.2%
12/31/2016	1.03	0	0	1.25%	9.8%	12/31/2016	1.04	0	0	1.00%	10.0%	12/31/2016	1.05	0	0	0.75%	10.3%
12/31/2015	0.94	0	0	1.25%	-4.1%	12/31/2015	0.95	0	0	1.00%	-3.8%	12/31/2015	0.95	0	0	0.75%	-3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	6.7%	12/31/2019	$1.17	0	$0	0.25%	7.0%	12/31/2019	$1.19	0	$0	0.00%	7.2%
12/31/2018	1.08	0	0	0.50%	-0.7%	12/31/2018	1.09	0	0	0.25%	-0.5%	12/31/2018	1.11	0	0	0.00%	-0.2%
12/31/2017	1.09	0	0	0.50%	3.4%	12/31/2017	1.10	0	0	0.25%	3.7%	12/31/2017	1.11	0	0	0.00%	3.9%
12/31/2016	1.05	0	0	0.50%	10.6%	12/31/2016	1.06	0	0	0.25%	10.9%	12/31/2016	1.07	0	0	0.00%	11.1%
12/31/2015	0.95	0	0	0.50%	-3.3%	12/31/2015	0.96	0	0	0.25%	-3.1%	12/31/2015	0.96	0	0	0.00%	-2.9%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Small Cap Growth Fund A Class - 06-320
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,359,577	$6,180,386	171,525
Receivables: investments sold	-
Payables: investments purchased	(296,166)
Net assets	$6,063,411

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,063,411	1,646,590	$3.68
Band 100	-	-	3.84
Band 75	-	-	3.99
Band 50	-	-	4.16
Band 25	-	-	4.33
Band 0	-	-	4.59
Total	$6,063,411	1,646,590

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(120,829)
Net investment income (loss)	(120,829)

Gain (loss) on investments:
Net realized gain (loss)	(61,063)
Realized gain distributions	725,849
Net change in unrealized appreciation (depreciation)	1,421,625
Net gain (loss)	2,086,411

Increase (decrease) in net assets from operations	$1,965,582

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(120,829)	$(145,735)
Net realized gain (loss)	(61,063)	129,535
Realized gain distributions	725,849	854,214
Net change in unrealized appreciation (depreciation)	1,421,625	(1,948,823)

Increase (decrease) in net assets from operations	1,965,582	(1,110,809)

Contract owner transactions:
Proceeds from units sold	1,326,391	2,594,221
Cost of units redeemed	(6,325,805)	(3,407,145)
Account charges	(5,157)	(6,809)
Increase (decrease)	(5,004,571)	(819,733)
Net increase (decrease)	(3,038,989)	(1,930,542)
Net assets, beginning	9,102,400	11,032,942
Net assets, ending	$6,063,411	$9,102,400

Units sold	401,783	743,067
Units redeemed	(1,789,071)	(1,013,354)
Net increase (decrease)	(1,387,288)	(270,287)
Units outstanding, beginning	3,033,878	3,304,165
Units outstanding, ending	1,646,590	3,033,878

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$27,636,931
Cost of units redeemed/account charges	(26,596,305)
Net investment income (loss)	(669,521)
Net realized gain (loss)	257,618
Realized gain distributions	5,255,497
Net change in unrealized appreciation (depreciation)	179,191
Net assets	$6,063,411

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.68	1,647	$6,063	1.25%	22.7%	12/31/2019	$3.84	0	$0	1.00%	23.0%	12/31/2019	$3.99	0	$0	0.75%	23.4%
12/31/2018	3.00	3,034	9,102	1.25%	-10.1%	12/31/2018	3.12	0	0	1.00%	-9.9%	12/31/2018	3.24	0	0	0.75%	-9.7%
12/31/2017	3.34	3,304	11,033	1.25%	23.4%	12/31/2017	3.46	0	0	1.00%	23.7%	12/31/2017	3.59	0	0	0.75%	24.0%
12/31/2016	2.71	3,805	10,300	1.25%	9.9%	12/31/2016	2.80	0	0	1.00%	10.2%	12/31/2016	2.89	0	0	0.75%	10.5%
12/31/2015	2.46	2,929	7,212	1.25%	-3.1%	12/31/2015	2.54	0	0	1.00%	-2.8%	12/31/2015	2.62	0	0	0.75%	-2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.16	0	$0	0.50%	23.7%	12/31/2019	$4.33	0	$0	0.25%	24.0%	12/31/2019	$4.59	0	$0	0.00%	24.3%
12/31/2018	3.36	0	0	0.50%	-9.5%	12/31/2018	3.49	0	0	0.25%	-9.2%	12/31/2018	3.69	0	0	0.00%	-9.0%
12/31/2017	3.72	0	0	0.50%	24.3%	12/31/2017	3.85	0	0	0.25%	24.6%	12/31/2017	4.06	0	0	0.00%	24.9%
12/31/2016	2.99	0	0	0.50%	10.7%	12/31/2016	3.09	0	0	0.25%	11.0%	12/31/2016	3.25	0	0	0.00%	11.3%
12/31/2015	2.70	0	0	0.50%	-2.3%	12/31/2015	2.78	0	0	0.25%	-2.1%	12/31/2015	2.92	200	584	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Global Health Care Fund A Class - 06-845
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$546,160	$484,438	13,019
Receivables: investments sold	-
Payables: investments purchased	(10)
Net assets	$546,150

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$375,211	98,055	$3.83
Band 100	170,939	42,894	3.99
Band 75	-	-	4.15
Band 50	-	-	4.32
Band 25	-	-	4.50
Band 0	-	-	4.72
Total	$546,150	140,949

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,286
Mortality & expense charges	(6,507)
Net investment income (loss)	(5,221)

Gain (loss) on investments:
Net realized gain (loss)	(4,677)
Realized gain distributions	17,204
Net change in unrealized appreciation (depreciation)	134,971
Net gain (loss)	147,498

Increase (decrease) in net assets from operations	$142,277

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,221)	$(6,834)
Net realized gain (loss)	(4,677)	(5,677)
Realized gain distributions	17,204	42,065
Net change in unrealized appreciation (depreciation)	134,971	(29,016)

Increase (decrease) in net assets from operations	142,277	538

Contract owner transactions:
Proceeds from units sold	37,750	36,847
Cost of units redeemed	(150,971)	(122,587)
Account charges	(70)	(74)
Increase (decrease)	(113,291)	(85,814)
Net increase (decrease)	28,986	(85,276)
Net assets, beginning	517,164	602,440
Net assets, ending	$546,150	$517,164

Units sold	11,470	11,698
Units redeemed	(44,551)	(39,211)
Net increase (decrease)	(33,081)	(27,513)
Units outstanding, beginning	174,030	201,543
Units outstanding, ending	140,949	174,030

* Date of Fund Inception into Variable Account: 4 /14 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,800,121
Cost of units redeemed/account charges	(3,980,157)
Net investment income (loss)	(85,924)
Net realized gain (loss)	150,092
Realized gain distributions	600,296
Net change in unrealized appreciation (depreciation)	61,722
Net assets	$546,150

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.83	98	$375	1.25%	30.4%	12/31/2019	$3.99	43	$171	1.00%	30.7%	12/31/2019	$4.15	0	$0	0.75%	31.0%
12/31/2018	2.94	119	348	1.25%	-0.8%	12/31/2018	3.05	55	169	1.00%	-0.5%	12/31/2018	3.17	0	0	0.75%	-0.3%
12/31/2017	2.96	145	428	1.25%	14.0%	12/31/2017	3.07	57	175	1.00%	14.3%	12/31/2017	3.18	0	0	0.75%	14.6%
12/31/2016	2.59	158	410	1.25%	-12.8%	12/31/2016	2.68	70	189	1.00%	-12.6%	12/31/2016	2.77	0	0	0.75%	-12.4%
12/31/2015	2.98	341	1,014	1.25%	1.7%	12/31/2015	3.07	129	397	1.00%	2.0%	12/31/2015	3.16	0	0	0.75%	2.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.32	0	$0	0.50%	31.3%	12/31/2019	$4.50	0	$0	0.25%	31.7%	12/31/2019	$4.72	0	$0	0.00%	32.0%
12/31/2018	3.29	0	0	0.50%	0.0%	12/31/2018	3.42	0	0	0.25%	0.2%	12/31/2018	3.57	0	0	0.00%	0.5%
12/31/2017	3.29	0	0	0.50%	14.9%	12/31/2017	3.41	0	0	0.25%	15.2%	12/31/2017	3.56	0	0	0.00%	15.5%
12/31/2016	2.87	0	0	0.50%	-12.1%	12/31/2016	2.96	0	0	0.25%	-11.9%	12/31/2016	3.08	0	0	0.00%	-11.7%
12/31/2015	3.26	0	0	0.50%	2.5%	12/31/2015	3.36	0	0	0.25%	2.7%	12/31/2015	3.49	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.2%
2018	0.0%
2017	0.0%
2016	0.1%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Technology Fund A Class - 06-855
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$538,878	$464,906	10,810
Receivables: investments sold	-
Payables: investments purchased	(170)
Net assets	$538,708

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$403,850	95,159	$4.24
Band 100	134,858	30,512	4.42
Band 75	-	-	4.60
Band 50	-	-	4.79
Band 25	-	-	4.99
Band 0	-	-	5.23
Total	$538,708	125,671

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(5,673)
Net investment income (loss)	(5,673)

Gain (loss) on investments:
Net realized gain (loss)	3,461
Realized gain distributions	46,708
Net change in unrealized appreciation (depreciation)	90,291
Net gain (loss)	140,460

Increase (decrease) in net assets from operations	$134,787

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,673)	$(5,063)
Net realized gain (loss)	3,461	13,050
Realized gain distributions	46,708	32,070
Net change in unrealized appreciation (depreciation)	90,291	(53,242)

Increase (decrease) in net assets from operations	134,787	(13,185)

Contract owner transactions:
Proceeds from units sold	34,287	104,081
Cost of units redeemed	(23,799)	(61,629)
Account charges	(43)	(61)
Increase (decrease)	10,445	42,391
Net increase (decrease)	145,232	29,206
Net assets, beginning	393,476	364,270
Net assets, ending	$538,708	$393,476

Units sold	21,588	28,165
Units redeemed	(18,763)	(16,722)
Net increase (decrease)	2,825	11,443
Units outstanding, beginning	122,846	111,403
Units outstanding, ending	125,671	122,846

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,215,763
Cost of units redeemed/account charges	(951,337)
Net investment income (loss)	(30,240)
Net realized gain (loss)	70,352
Realized gain distributions	160,198
Net change in unrealized appreciation (depreciation)	73,972
Net assets	$538,708

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.24	95	$404	1.25%	33.8%	12/31/2019	$4.42	31	$135	1.00%	34.1%	12/31/2019	$4.60	0	$0	0.75%	34.5%
12/31/2018	3.17	92	292	1.25%	-2.0%	12/31/2018	3.30	31	101	1.00%	-1.8%	12/31/2018	3.42	0	0	0.75%	-1.5%
12/31/2017	3.24	81	262	1.25%	33.0%	12/31/2017	3.36	31	102	1.00%	33.3%	12/31/2017	3.48	0	0	0.75%	33.7%
12/31/2016	2.43	43	104	1.25%	-2.4%	12/31/2016	2.52	0	0	1.00%	-2.1%	12/31/2016	2.60	0	0	0.75%	-1.9%
12/31/2015	2.49	98	244	1.25%	5.3%	12/31/2015	2.57	10	26	1.00%	5.5%	12/31/2015	2.65	0	0	0.75%	5.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.79	0	$0	0.50%	34.8%	12/31/2019	$4.99	0	$0	0.25%	35.1%	12/31/2019	$5.23	0	$0	0.00%	35.5%
12/31/2018	3.56	0	0	0.50%	-1.3%	12/31/2018	3.69	0	0	0.25%	-1.0%	12/31/2018	3.86	0	0	0.00%	-0.8%
12/31/2017	3.60	0	0	0.50%	34.0%	12/31/2017	3.73	0	0	0.25%	34.3%	12/31/2017	3.89	0	0	0.00%	34.7%
12/31/2016	2.69	0	0	0.50%	-1.6%	12/31/2016	2.78	0	0	0.25%	-1.4%	12/31/2016	2.89	0	0	0.00%	-1.1%
12/31/2015	2.73	0	0	0.50%	6.1%	12/31/2015	2.82	0	0	0.25%	6.3%	12/31/2015	2.92	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Global Health Care Fund Investor Class - 06-815
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$245,238	$217,052	5,846
Receivables: investments sold	91
Payables: investments purchased	-
Net assets	$245,329

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$245,329	75,856	$3.23
Band 100	-	-	3.37
Band 75	-	-	3.51
Band 50	-	-	3.65
Band 25	-	-	3.80
Band 0	-	-	4.09
Total	$245,329	75,856

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$596
Mortality & expense charges	(3,181)
Net investment income (loss)	(2,585)

Gain (loss) on investments:
Net realized gain (loss)	(652)
Realized gain distributions	7,976
Net change in unrealized appreciation (depreciation)	62,459
Net gain (loss)	69,783

Increase (decrease) in net assets from operations	$67,198

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,585)	$(2,921)
Net realized gain (loss)	(652)	(627)
Realized gain distributions	7,976	19,998
Net change in unrealized appreciation (depreciation)	62,459	(20,738)

Increase (decrease) in net assets from operations	67,198	(4,288)

Contract owner transactions:
Proceeds from units sold	22,575	50,966
Cost of units redeemed	(91,100)	(4,814)
Account charges	(17)	(17)
Increase (decrease)	(68,542)	46,135
Net increase (decrease)	(1,344)	41,847
Net assets, beginning	246,673	204,826
Net assets, ending	$245,329	$246,673

Units sold	8,164	19,493
Units redeemed	(31,730)	(1,973)
Net increase (decrease)	(23,566)	17,520
Units outstanding, beginning	99,422	81,902
Units outstanding, ending	75,856	99,422

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,947,635
Cost of units redeemed/account charges	(7,486,871)
Net investment income (loss)	(79,027)
Net realized gain (loss)	291,341
Realized gain distributions	544,065
Net change in unrealized appreciation (depreciation)	28,186
Net assets	$245,329

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.23	76	$245	1.25%	30.4%	12/31/2019	$3.37	0	$0	1.00%	30.7%	12/31/2019	$3.51	0	$0	0.75%	31.0%
12/31/2018	2.48	99	247	1.25%	-0.8%	12/31/2018	2.58	0	0	1.00%	-0.5%	12/31/2018	2.68	0	0	0.75%	-0.3%
12/31/2017	2.50	82	205	1.25%	14.0%	12/31/2017	2.59	0	0	1.00%	14.3%	12/31/2017	2.69	0	0	0.75%	14.6%
12/31/2016	2.19	89	196	1.25%	-12.8%	12/31/2016	2.27	0	0	1.00%	-12.6%	12/31/2016	2.34	0	0	0.75%	-12.4%
12/31/2015	2.52	206	517	1.25%	1.7%	12/31/2015	2.59	0	0	1.00%	2.0%	12/31/2015	2.67	0	0	0.75%	2.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.65	0	$0	0.50%	31.3%	12/31/2019	$3.80	0	$0	0.25%	31.7%	12/31/2019	$4.09	0	$0	0.00%	32.0%
12/31/2018	2.78	0	0	0.50%	0.0%	12/31/2018	2.89	0	0	0.25%	0.2%	12/31/2018	3.10	0	0	0.00%	0.5%
12/31/2017	2.78	0	0	0.50%	14.9%	12/31/2017	2.88	0	0	0.25%	15.2%	12/31/2017	3.08	0	0	0.00%	15.5%
12/31/2016	2.42	0	0	0.50%	-12.1%	12/31/2016	2.50	0	0	0.25%	-11.9%	12/31/2016	2.67	0	0	0.00%	-11.7%
12/31/2015	2.76	0	0	0.50%	2.5%	12/31/2015	2.84	0	0	0.25%	2.7%	12/31/2015	3.02	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.2%
2018	0.0%
2017	0.0%
2016	0.1%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Global Low Volatility Equity Yield Fund R5 Class - 06-229
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,933	$1,878	136
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,933

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,933	1,636	$1.18
Band 100	-	-	1.22
Band 75	-	-	1.26
Band 50	-	-	1.30
Band 25	-	-	1.34
Band 0	-	-	1.38
Total	$1,933	1,636

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$47
Mortality & expense charges	(22)
Net investment income (loss)	25

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	247
Net gain (loss)	247

Increase (decrease) in net assets from operations	$272

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$25	$322
Net realized gain (loss)	-	13,347
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	247	(9,826)

Increase (decrease) in net assets from operations	272	3,843

Contract owner transactions:
Proceeds from units sold	-	4,598
Cost of units redeemed	-	(231,486)
Account charges	-	(121)
Increase (decrease)	-	(227,009)
Net increase (decrease)	272	(223,166)
Net assets, beginning	1,661	224,827
Net assets, ending	$1,933	$1,661

Units sold	1	4,090
Units redeemed	-	(199,098)
Net increase (decrease)	1	(195,008)
Units outstanding, beginning	1,635	196,643
Units outstanding, ending	1,636	1,635

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,384,608
Cost of units redeemed/account charges	(3,307,177)
Net investment income (loss)	54,465
Net realized gain (loss)	(1,271,127)
Realized gain distributions	141,109
Net change in unrealized appreciation (depreciation)	55
Net assets	$1,933

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	2	$2	1.25%	16.3%	12/31/2019	$1.22	0	$0	1.00%	16.6%	12/31/2019	$1.26	0	$0	0.75%	16.9%
12/31/2018	1.02	2	2	1.25%	-11.2%	12/31/2018	1.05	0	0	1.00%	-10.9%	12/31/2018	1.08	0	0	0.75%	-10.7%
12/31/2017	1.14	197	225	1.25%	14.8%	12/31/2017	1.17	0	0	1.00%	15.1%	12/31/2017	1.21	0	0	0.75%	15.4%
12/31/2016	1.00	356	354	1.25%	2.4%	12/31/2016	1.02	0	0	1.00%	2.6%	12/31/2016	1.04	0	0	0.75%	2.9%
12/31/2015	0.97	475	462	1.25%	-7.8%	12/31/2015	0.99	0	0	1.00%	-7.6%	12/31/2015	1.02	0	0	0.75%	-7.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.30	0	$0	0.50%	17.2%	12/31/2019	$1.34	0	$0	0.25%	17.5%	12/31/2019	$1.38	0	$0	0.00%	17.8%
12/31/2018	1.11	0	0	0.50%	-10.5%	12/31/2018	1.14	0	0	0.25%	-10.3%	12/31/2018	1.17	0	0	0.00%	-10.0%
12/31/2017	1.24	0	0	0.50%	15.7%	12/31/2017	1.27	0	0	0.25%	16.0%	12/31/2017	1.31	0	0	0.00%	16.3%
12/31/2016	1.07	0	0	0.50%	3.2%	12/31/2016	1.10	0	0	0.25%	3.4%	12/31/2016	1.12	0	0	0.00%	3.7%
12/31/2015	1.04	0	0	0.50%	-7.1%	12/31/2015	1.06	0	0	0.25%	-6.9%	12/31/2015	1.08	0	0	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.6%
2018	1.2%
2017	2.5%
2016	4.4%
2015	4.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Value Opportunities Fund R Class - 06-813
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$105,125	$95,633	8,174
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$105,119

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$72,655	41,710	$1.74
Band 100	32,464	18,240	1.78
Band 75	-	-	1.82
Band 50	-	-	1.86
Band 25	-	-	1.90
Band 0	-	-	1.94
Total	$105,119	59,950

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,195)
Net investment income (loss)	(2,195)

Gain (loss) on investments:
Net realized gain (loss)	(2,661)
Realized gain distributions	1,962
Net change in unrealized appreciation (depreciation)	40,071
Net gain (loss)	39,372

Increase (decrease) in net assets from operations	$37,177

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,195)	$(1,985)
Net realized gain (loss)	(2,661)	1,783
Realized gain distributions	1,962	18,794
Net change in unrealized appreciation (depreciation)	40,071	(54,013)

Increase (decrease) in net assets from operations	37,177	(35,421)

Contract owner transactions:
Proceeds from units sold	21,386	17,164
Cost of units redeemed	(92,307)	(13,281)
Account charges	(13)	(51)
Increase (decrease)	(70,934)	3,832
Net increase (decrease)	(33,757)	(31,589)
Net assets, beginning	138,876	170,465
Net assets, ending	$105,119	$138,876

Units sold	13,193	10,840
Units redeemed	(55,045)	(7,800)
Net increase (decrease)	(41,852)	3,040
Units outstanding, beginning	101,802	98,762
Units outstanding, ending	59,950	101,802

* Date of Fund Inception into Variable Account: 5 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$384,927
Cost of units redeemed/account charges	(335,773)
Net investment income (loss)	(9,303)
Net realized gain (loss)	(3,012)
Realized gain distributions	58,788
Net change in unrealized appreciation (depreciation)	9,492
Net assets	$105,119

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.74	42	$73	1.25%	28.0%	12/31/2019	$1.78	18	$32	1.00%	28.3%	12/31/2019	$1.82	0	$0	0.75%	28.7%
12/31/2018	1.36	88	119	1.25%	-21.0%	12/31/2018	1.39	14	20	1.00%	-20.8%	12/31/2018	1.41	0	0	0.75%	-20.6%
12/31/2017	1.72	85	146	1.25%	15.4%	12/31/2017	1.75	14	25	1.00%	15.7%	12/31/2017	1.78	0	0	0.75%	16.0%
12/31/2016	1.49	64	96	1.25%	16.3%	12/31/2016	1.51	14	21	1.00%	16.5%	12/31/2016	1.53	0	0	0.75%	16.8%
12/31/2015	1.28	128	164	1.25%	-11.8%	12/31/2015	1.30	50	65	1.00%	-11.6%	12/31/2015	1.31	0	0	0.75%	-11.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.86	0	$0	0.50%	29.0%	12/31/2019	$1.90	0	$0	0.25%	29.3%	12/31/2019	$1.94	0	$0	0.00%	29.6%
12/31/2018	1.44	0	0	0.50%	-20.4%	12/31/2018	1.47	0	0	0.25%	-20.2%	12/31/2018	1.50	0	0	0.00%	-20.0%
12/31/2017	1.81	0	0	0.50%	16.3%	12/31/2017	1.84	0	0	0.25%	16.6%	12/31/2017	1.87	0	0	0.00%	16.9%
12/31/2016	1.56	0	0	0.50%	17.1%	12/31/2016	1.58	0	0	0.25%	17.4%	12/31/2016	1.60	0	0	0.00%	17.7%
12/31/2015	1.33	0	0	0.50%	-11.1%	12/31/2015	1.34	0	0	0.25%	-10.9%	12/31/2015	1.36	0	0	0.00%	-10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Global Low Volatility Equity Yield Fund A Class - 06-465
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$145,121	$146,978	10,332
Receivables: investments sold	46
Payables: investments purchased	-
Net assets	$145,167

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$119,580	58,236	$2.05
Band 100	25,587	11,965	2.14
Band 75	-	-	2.23
Band 50	-	-	2.32
Band 25	-	-	2.42
Band 0	-	-	2.52
Total	$145,167	70,201

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,017
Mortality & expense charges	(1,690)
Net investment income (loss)	1,327

Gain (loss) on investments:
Net realized gain (loss)	(1,292)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	20,651
Net gain (loss)	19,359

Increase (decrease) in net assets from operations	$20,686

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,327	$863
Net realized gain (loss)	(1,292)	(1,353)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	20,651	(16,295)

Increase (decrease) in net assets from operations	20,686	(16,785)

Contract owner transactions:
Proceeds from units sold	1,264	1,503
Cost of units redeemed	(10,924)	(35,173)
Account charges	(24)	(31)
Increase (decrease)	(9,684)	(33,701)
Net increase (decrease)	11,002	(50,486)
Net assets, beginning	134,165	184,651
Net assets, ending	$145,167	$134,165

Units sold	652	756
Units redeemed	(5,668)	(16,639)
Net increase (decrease)	(5,016)	(15,883)
Units outstanding, beginning	75,217	91,100
Units outstanding, ending	70,201	75,217

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,874,112
Cost of units redeemed/account charges	(5,234,726)
Net investment income (loss)	289,792
Net realized gain (loss)	(397,493)
Realized gain distributions	615,339
Net change in unrealized appreciation (depreciation)	(1,857)
Net assets	$145,167

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.05	58	$120	1.25%	15.9%	12/31/2019	$2.14	12	$26	1.00%	16.2%	12/31/2019	$2.23	0	$0	0.75%	16.5%
12/31/2018	1.77	62	110	1.25%	-11.6%	12/31/2018	1.84	13	24	1.00%	-11.4%	12/31/2018	1.91	0	0	0.75%	-11.1%
12/31/2017	2.00	62	125	1.25%	14.4%	12/31/2017	2.08	29	60	1.00%	14.7%	12/31/2017	2.15	0	0	0.75%	15.0%
12/31/2016	1.75	85	150	1.25%	2.1%	12/31/2016	1.81	32	57	1.00%	2.3%	12/31/2016	1.87	0	0	0.75%	2.6%
12/31/2015	1.72	87	149	1.25%	-8.2%	12/31/2015	1.77	50	88	1.00%	-7.9%	12/31/2015	1.82	0	0	0.75%	-7.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.32	0	$0	0.50%	16.8%	12/31/2019	$2.42	0	$0	0.25%	17.1%	12/31/2019	$2.52	0	$0	0.00%	17.3%
12/31/2018	1.99	0	0	0.50%	-10.9%	12/31/2018	2.06	0	0	0.25%	-10.7%	12/31/2018	2.15	0	0	0.00%	-10.5%
12/31/2017	2.23	0	0	0.50%	15.3%	12/31/2017	2.31	0	0	0.25%	15.6%	12/31/2017	2.40	0	0	0.00%	15.8%
12/31/2016	1.93	0	0	0.50%	2.8%	12/31/2016	2.00	0	0	0.25%	3.1%	12/31/2016	2.07	0	0	0.00%	3.3%
12/31/2015	1.88	0	0	0.50%	-7.5%	12/31/2015	1.94	0	0	0.25%	-7.2%	12/31/2015	2.00	0	0	0.00%	-7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	1.8%
2017	3.2%
2016	3.6%
2015	3.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Value Opportunities Fund A Class - 06-814
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,185	$3,064	244
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$3,185

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,185	1,841	$1.73
Band 100	-	-	1.77
Band 75	-	-	1.81
Band 50	-	-	1.85
Band 25	-	-	1.89
Band 0	-	-	1.93
Total	$3,185	1,841

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(75)
Net investment income (loss)	(75)

Gain (loss) on investments:
Net realized gain (loss)	(11)
Realized gain distributions	60
Net change in unrealized appreciation (depreciation)	615
Net gain (loss)	664

Increase (decrease) in net assets from operations	$589

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(75)	$(151)
Net realized gain (loss)	(11)	1,556
Realized gain distributions	60	279
Net change in unrealized appreciation (depreciation)	615	(3,172)

Increase (decrease) in net assets from operations	589	(1,488)

Contract owner transactions:
Proceeds from units sold	505	399
Cost of units redeemed	-	(11,482)
Account charges	-	(5)
Increase (decrease)	505	(11,088)
Net increase (decrease)	1,094	(12,576)
Net assets, beginning	2,091	14,667
Net assets, ending	$3,185	$2,091

Units sold	291	245
Units redeemed	-	(7,315)
Net increase (decrease)	291	(7,070)
Units outstanding, beginning	1,550	8,620
Units outstanding, ending	1,841	1,550

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$531,101
Cost of units redeemed/account charges	(651,002)
Net investment income (loss)	(4,140)
Net realized gain (loss)	118,498
Realized gain distributions	8,607
Net change in unrealized appreciation (depreciation)	121
Net assets	$3,185

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.73	2	$3	1.25%	28.3%	12/31/2019	$1.77	0	$0	1.00%	28.6%	12/31/2019	$1.81	0	$0	0.75%	28.9%
12/31/2018	1.35	2	2	1.25%	-20.7%	12/31/2018	1.38	0	0	1.00%	-20.5%	12/31/2018	1.40	0	0	0.75%	-20.3%
12/31/2017	1.70	9	15	1.25%	15.7%	12/31/2017	1.73	0	0	1.00%	15.9%	12/31/2017	1.76	0	0	0.75%	16.2%
12/31/2016	1.47	8	12	1.25%	16.5%	12/31/2016	1.49	0	0	1.00%	16.8%	12/31/2016	1.51	0	0	0.75%	17.1%
12/31/2015	1.26	44	56	1.25%	-11.5%	12/31/2015	1.28	0	0	1.00%	-11.3%	12/31/2015	1.29	0	0	0.75%	-11.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.85	0	$0	0.50%	29.2%	12/31/2019	$1.89	0	$0	0.25%	29.6%	12/31/2019	$1.93	0	$0	0.00%	29.9%
12/31/2018	1.43	0	0	0.50%	-20.1%	12/31/2018	1.46	0	0	0.25%	-19.9%	12/31/2018	1.48	0	0	0.00%	-19.7%
12/31/2017	1.79	0	0	0.50%	16.5%	12/31/2017	1.82	0	0	0.25%	16.8%	12/31/2017	1.85	0	0	0.00%	17.1%
12/31/2016	1.54	0	0	0.50%	17.4%	12/31/2016	1.56	0	0	0.25%	17.7%	12/31/2016	1.58	0	0	0.00%	18.0%
12/31/2015	1.31	0	0	0.50%	-10.9%	12/31/2015	1.32	0	0	0.25%	-10.7%	12/31/2015	1.34	0	0	0.00%	-10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.1%
2015	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco International Growth Fund R Class - 06-193
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$76,932	$73,492	2,421
Receivables: investments sold	229
Payables: investments purchased	-
Net assets	$77,161

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$77,161	51,785	$1.49
Band 100	-	-	1.54
Band 75	-	-	1.59
Band 50	-	-	1.64
Band 25	-	-	1.70
Band 0	-	-	1.76
Total	$77,161	51,785

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,226
Mortality & expense charges	(1,195)
Net investment income (loss)	31

Gain (loss) on investments:
Net realized gain (loss)	(6,824)
Realized gain distributions	6,149
Net change in unrealized appreciation (depreciation)	30,644
Net gain (loss)	29,969

Increase (decrease) in net assets from operations	$30,000

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$31	$(1,183)
Net realized gain (loss)	(6,824)	3,144
Realized gain distributions	6,149	14,262
Net change in unrealized appreciation (depreciation)	30,644	(50,835)

Increase (decrease) in net assets from operations	30,000	(34,612)

Contract owner transactions:
Proceeds from units sold	15,010	60,471
Cost of units redeemed	(144,846)	(48,559)
Account charges	(19)	(72)
Increase (decrease)	(129,855)	11,840
Net increase (decrease)	(99,855)	(22,772)
Net assets, beginning	177,016	199,788
Net assets, ending	$77,161	$177,016

Units sold	11,078	44,974
Units redeemed	(107,333)	(36,448)
Net increase (decrease)	(96,255)	8,526
Units outstanding, beginning	148,040	139,514
Units outstanding, ending	51,785	148,040

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,243,797
Cost of units redeemed/account charges	(2,297,661)
Net investment income (loss)	(8,426)
Net realized gain (loss)	85,005
Realized gain distributions	51,006
Net change in unrealized appreciation (depreciation)	3,440
Net assets	$77,161

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.49	52	$77	1.25%	26.1%	12/31/2019	$1.54	0	$0	1.00%	26.4%	12/31/2019	$1.59	0	$0	0.75%	26.7%
12/31/2018	1.18	137	162	1.25%	-16.6%	12/31/2018	1.22	0	0	1.00%	-16.4%	12/31/2018	1.26	0	0	0.75%	-16.2%
12/31/2017	1.42	129	183	1.25%	20.8%	12/31/2017	1.46	0	0	1.00%	21.1%	12/31/2017	1.50	0	0	0.75%	21.4%
12/31/2016	1.17	145	170	1.25%	-2.3%	12/31/2016	1.20	0	0	1.00%	-2.1%	12/31/2016	1.23	0	0	0.75%	-1.9%
12/31/2015	1.20	385	463	1.25%	-4.1%	12/31/2015	1.23	0	0	1.00%	-3.8%	12/31/2015	1.26	0	0	0.75%	-3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.64	0	$0	0.50%	27.0%	12/31/2019	$1.70	0	$0	0.25%	27.3%	12/31/2019	$1.76	0	$0	0.00%	27.7%
12/31/2018	1.29	0	0	0.50%	-16.0%	12/31/2018	1.34	0	0	0.25%	-15.7%	12/31/2018	1.38	11	15	0.00%	-15.5%
12/31/2017	1.54	0	0	0.50%	21.7%	12/31/2017	1.58	0	0	0.25%	22.0%	12/31/2017	1.63	10	16	0.00%	22.3%
12/31/2016	1.27	0	0	0.50%	-1.6%	12/31/2016	1.30	0	0	0.25%	-1.4%	12/31/2016	1.33	9	12	0.00%	-1.1%
12/31/2015	1.29	0	0	0.50%	-3.3%	12/31/2015	1.32	0	0	0.25%	-3.1%	12/31/2015	1.35	8	10	0.00%	-2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.0%
2018	0.6%
2017	1.4%
2016	0.5%
2015	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco International Growth Fund R5 Class - 06-192
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$480,060	$479,599	14,660
Receivables: investments sold	1,980
Payables: investments purchased	-
Net assets	$482,040

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$482,040	297,945	$1.62
Band 100	-	-	1.67
Band 75	-	-	1.73
Band 50	-	-	1.79
Band 25	-	-	1.85
Band 0	-	-	1.91
Total	$482,040	297,945

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$51,551
Mortality & expense charges	(31,817)
Net investment income (loss)	19,734

Gain (loss) on investments:
Net realized gain (loss)	(101,118)
Realized gain distributions	194,666
Net change in unrealized appreciation (depreciation)	853,896
Net gain (loss)	947,444

Increase (decrease) in net assets from operations	$967,178

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$19,734	$13,978
Net realized gain (loss)	(101,118)	182,886
Realized gain distributions	194,666	420,318
Net change in unrealized appreciation (depreciation)	853,896	(1,679,242)

Increase (decrease) in net assets from operations	967,178	(1,062,060)

Contract owner transactions:
Proceeds from units sold	451,049	3,247,317
Cost of units redeemed	(6,155,446)	(2,473,499)
Account charges	(4,631)	(9,538)
Increase (decrease)	(5,709,028)	764,280
Net increase (decrease)	(4,741,850)	(297,780)
Net assets, beginning	5,223,890	5,521,670
Net assets, ending	$482,040	$5,223,890

Units sold	310,820	2,206,975
Units redeemed	(3,919,182)	(1,746,206)
Net increase (decrease)	(3,608,362)	460,769
Units outstanding, beginning	3,906,307	3,445,538
Units outstanding, ending	297,945	3,906,307

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$15,732,661
Cost of units redeemed/account charges	(16,884,232)
Net investment income (loss)	374,150
Net realized gain (loss)	440,976
Realized gain distributions	818,024
Net change in unrealized appreciation (depreciation)	461
Net assets	$482,040

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.62	298	$482	1.25%	26.8%	12/31/2019	$1.67	0	$0	1.00%	27.1%	12/31/2019	$1.73	0	$0	0.75%	27.5%
12/31/2018	1.28	2,761	3,522	1.25%	-16.1%	12/31/2018	1.32	0	0	1.00%	-15.9%	12/31/2018	1.36	0	0	0.75%	-15.7%
12/31/2017	1.52	2,213	3,365	1.25%	21.5%	12/31/2017	1.56	0	0	1.00%	21.8%	12/31/2017	1.61	0	0	0.75%	22.1%
12/31/2016	1.25	2,470	3,092	1.25%	-1.8%	12/31/2016	1.28	0	0	1.00%	-1.5%	12/31/2016	1.32	0	0	0.75%	-1.3%
12/31/2015	1.27	2,438	3,107	1.25%	-3.5%	12/31/2015	1.30	0	0	1.00%	-3.3%	12/31/2015	1.33	0	0	0.75%	-3.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.79	0	$0	0.50%	27.8%	12/31/2019	$1.85	0	$0	0.25%	28.1%	12/31/2019	$1.91	0	$0	0.00%	28.4%
12/31/2018	1.40	0	0	0.50%	-15.5%	12/31/2018	1.44	0	0	0.25%	-15.3%	12/31/2018	1.49	1,145	1,702	0.00%	-15.1%
12/31/2017	1.65	0	0	0.50%	22.4%	12/31/2017	1.70	0	0	0.25%	22.7%	12/31/2017	1.75	1,233	2,157	0.00%	23.0%
12/31/2016	1.35	0	0	0.50%	-1.0%	12/31/2016	1.39	0	0	0.25%	-0.8%	12/31/2016	1.42	1,335	1,898	0.00%	-0.5%
12/31/2015	1.37	0	0	0.50%	-2.8%	12/31/2015	1.40	0	0	0.25%	-2.5%	12/31/2015	1.43	1,603	2,291	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.8%
2018	1.2%
2017	2.0%
2016	1.5%
2015	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Mid Cap Core Equity Fund R Class - 06-495
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,045,929	$1,249,785	63,076
Receivables: investments sold	507
Payables: investments purchased	-
Net assets	$1,046,436

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$758,594	297,645	$2.55
Band 100	257,998	97,199	2.65
Band 75	-	-	2.76
Band 50	29,844	10,366	2.88
Band 25	-	-	3.00
Band 0	-	-	3.12
Total	$1,046,436	405,210

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$385
Mortality & expense charges	(13,049)
Net investment income (loss)	(12,664)

Gain (loss) on investments:
Net realized gain (loss)	(90,422)
Realized gain distributions	188,963
Net change in unrealized appreciation (depreciation)	157,212
Net gain (loss)	255,753

Increase (decrease) in net assets from operations	$243,089

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(12,664)	$(17,600)
Net realized gain (loss)	(90,422)	(11,363)
Realized gain distributions	188,963	131,836
Net change in unrealized appreciation (depreciation)	157,212	(289,619)

Increase (decrease) in net assets from operations	243,089	(186,746)

Contract owner transactions:
Proceeds from units sold	38,875	61,276
Cost of units redeemed	(452,363)	(235,455)
Account charges	(515)	(509)
Increase (decrease)	(414,003)	(174,688)
Net increase (decrease)	(170,914)	(361,434)
Net assets, beginning	1,217,350	1,578,784
Net assets, ending	$1,046,436	$1,217,350

Units sold	21,588	27,327
Units redeemed	(202,563)	(100,538)
Net increase (decrease)	(180,975)	(73,211)
Units outstanding, beginning	586,185	659,396
Units outstanding, ending	405,210	586,185

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$10,218,941
Cost of units redeemed/account charges	(11,607,599)
Net investment income (loss)	(368,026)
Net realized gain (loss)	552,528
Realized gain distributions	2,454,448
Net change in unrealized appreciation (depreciation)	(203,856)
Net assets	$1,046,436

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.55	298	$759	1.25%	23.9%	12/31/2019	$2.65	97	$258	1.00%	24.2%	12/31/2019	$2.76	0	$0	0.75%	24.5%
12/31/2018	2.06	469	964	1.25%	-13.2%	12/31/2018	2.14	104	223	1.00%	-13.0%	12/31/2018	2.22	0	0	0.75%	-12.8%
12/31/2017	2.37	510	1,209	1.25%	13.3%	12/31/2017	2.46	136	334	1.00%	13.6%	12/31/2017	2.55	0	0	0.75%	13.9%
12/31/2016	2.09	761	1,593	1.25%	10.4%	12/31/2016	2.16	153	332	1.00%	10.6%	12/31/2016	2.24	0	0	0.75%	10.9%
12/31/2015	1.90	1,074	2,036	1.25%	-5.8%	12/31/2015	1.95	126	247	1.00%	-5.5%	12/31/2015	2.02	0	0	0.75%	-5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.88	10	$30	0.50%	24.8%	12/31/2019	$3.00	0	$0	0.25%	25.2%	12/31/2019	$3.12	0	$0	0.00%	25.5%
12/31/2018	2.31	13	31	0.50%	-12.6%	12/31/2018	2.40	0	0	0.25%	-12.4%	12/31/2018	2.49	0	0	0.00%	-12.2%
12/31/2017	2.64	14	36	0.50%	14.2%	12/31/2017	2.73	0	0	0.25%	14.5%	12/31/2017	2.83	0	0	0.00%	14.7%
12/31/2016	2.31	28	64	0.50%	11.2%	12/31/2016	2.39	0	0	0.25%	11.5%	12/31/2016	2.47	0	0	0.00%	11.7%
12/31/2015	2.08	51	105	0.50%	-5.1%	12/31/2015	2.14	0	0	0.25%	-4.8%	12/31/2015	2.21	8	18	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.1%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Mid Cap Core Equity Fund A Class - 06-315
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$133,409	$154,295	7,576
Receivables: investments sold	8
Payables: investments purchased	-
Net assets	$133,417

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$133,417	50,876	$2.62
Band 100	-	-	2.73
Band 75	-	-	2.84
Band 50	-	-	2.96
Band 25	-	-	3.09
Band 0	-	-	3.27
Total	$133,417	50,876

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$359
Mortality & expense charges	(1,698)
Net investment income (loss)	(1,339)

Gain (loss) on investments:
Net realized gain (loss)	(6,942)
Realized gain distributions	22,902
Net change in unrealized appreciation (depreciation)	14,802
Net gain (loss)	30,762

Increase (decrease) in net assets from operations	$29,423

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,339)	$(2,997)
Net realized gain (loss)	(6,942)	(8,143)
Realized gain distributions	22,902	14,542
Net change in unrealized appreciation (depreciation)	14,802	(27,835)

Increase (decrease) in net assets from operations	29,423	(24,433)

Contract owner transactions:
Proceeds from units sold	6,839	13,341
Cost of units redeemed	(44,442)	(199,904)
Account charges	(10)	(91)
Increase (decrease)	(37,613)	(186,654)
Net increase (decrease)	(8,190)	(211,087)
Net assets, beginning	141,607	352,694
Net assets, ending	$133,417	$141,607

Units sold	2,848	6,011
Units redeemed	(19,053)	(84,171)
Net increase (decrease)	(16,205)	(78,160)
Units outstanding, beginning	67,081	145,241
Units outstanding, ending	50,876	67,081

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$10,416,644
Cost of units redeemed/account charges	(12,542,534)
Net investment income (loss)	(339,149)
Net realized gain (loss)	589,755
Realized gain distributions	2,029,587
Net change in unrealized appreciation (depreciation)	(20,886)
Net assets	$133,417

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.62	51	$133	1.25%	24.2%	12/31/2019	$2.73	0	$0	1.00%	24.5%	12/31/2019	$2.84	0	$0	0.75%	24.8%
12/31/2018	2.11	67	142	1.25%	-13.1%	12/31/2018	2.19	0	0	1.00%	-12.9%	12/31/2018	2.28	0	0	0.75%	-12.6%
12/31/2017	2.43	145	353	1.25%	13.6%	12/31/2017	2.52	0	0	1.00%	13.9%	12/31/2017	2.61	0	0	0.75%	14.2%
12/31/2016	2.14	259	554	1.25%	10.6%	12/31/2016	2.21	0	0	1.00%	10.9%	12/31/2016	2.28	0	0	0.75%	11.2%
12/31/2015	1.93	1,030	1,991	1.25%	-5.5%	12/31/2015	1.99	0	0	1.00%	-5.3%	12/31/2015	2.05	0	0	0.75%	-5.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.96	0	$0	0.50%	25.2%	12/31/2019	$3.09	0	$0	0.25%	25.5%	12/31/2019	$3.27	0	$0	0.00%	25.8%
12/31/2018	2.37	0	0	0.50%	-12.4%	12/31/2018	2.46	0	0	0.25%	-12.2%	12/31/2018	2.60	0	0	0.00%	-12.0%
12/31/2017	2.70	0	0	0.50%	14.5%	12/31/2017	2.80	0	0	0.25%	14.8%	12/31/2017	2.95	0	0	0.00%	15.0%
12/31/2016	2.36	0	0	0.50%	11.4%	12/31/2016	2.44	0	0	0.25%	11.7%	12/31/2016	2.56	0	0	0.00%	12.0%
12/31/2015	2.12	0	0	0.50%	-4.8%	12/31/2015	2.18	0	0	0.25%	-4.6%	12/31/2015	2.29	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.3%
2018	0.1%
2017	0.1%
2016	0.1%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Diversified Dividend Fund R6 Class - 06-CXV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,906,166	$12,419,542	621,910
Receivables: investments sold	10,923
Payables: investments purchased	-
Net assets	$12,917,089

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,195,085	9,965,031	$1.22
Band 100	-	-	1.23
Band 75	722,004	581,005	1.24
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$12,917,089	10,546,036

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$274,141
Mortality & expense charges	(124,693)
Net investment income (loss)	149,448

Gain (loss) on investments:
Net realized gain (loss)	(17,896)
Realized gain distributions	344,673
Net change in unrealized appreciation (depreciation)	1,530,560
Net gain (loss)	1,857,337

Increase (decrease) in net assets from operations	$2,006,785

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$149,448	$115,007
Net realized gain (loss)	(17,896)	(33,596)
Realized gain distributions	344,673	365,008
Net change in unrealized appreciation (depreciation)	1,530,560	(1,172,532)

Increase (decrease) in net assets from operations	2,006,785	(726,113)

Contract owner transactions:
Proceeds from units sold	5,856,994	2,953,212
Cost of units redeemed	(1,983,052)	(2,061,533)
Account charges	(4,176)	(4,635)
Increase (decrease)	3,869,766	887,044
Net increase (decrease)	5,876,551	160,931
Net assets, beginning	7,040,538	6,879,607
Net assets, ending	$12,917,089	$7,040,538

Units sold	5,173,891	3,583,623
Units redeemed	(1,756,136)	(2,827,248)
Net increase (decrease)	3,417,755	756,375
Units outstanding, beginning	7,128,281	6,371,906
Units outstanding, ending	10,546,036	7,128,281

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$19,485,801
Cost of units redeemed/account charges	(8,057,488)
Net investment income (loss)	299,477
Net realized gain (loss)	(49,755)
Realized gain distributions	752,430
Net change in unrealized appreciation (depreciation)	486,624
Net assets	$12,917,089

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	9,965	$12,195	1.25%	24.0%	12/31/2019	$1.23	0	$0	1.00%	24.3%	12/31/2019	$1.24	581	$722	0.75%	24.6%
12/31/2018	0.99	6,496	6,410	1.25%	-8.6%	12/31/2018	0.99	0	0	1.00%	-8.4%	12/31/2018	1.00	632	630	0.75%	-8.1%
12/31/2017	1.08	6,372	6,880	1.25%	7.3%	12/31/2017	1.08	0	0	1.00%	7.6%	12/31/2017	1.09	0	0	0.75%	7.8%
12/31/2016	1.01	0	0	1.25%	0.6%	12/31/2016	1.01	0	0	1.00%	0.6%	12/31/2016	1.01	0	0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	0	$0	0.50%	25.0%	12/31/2019	$1.26	0	$0	0.25%	25.3%	12/31/2019	$1.27	0	$0	0.00%	25.6%
12/31/2018	1.00	0	0	0.50%	-7.9%	12/31/2018	1.01	0	0	0.25%	-7.7%	12/31/2018	1.01	0	0	0.00%	-7.4%
12/31/2017	1.09	0	0	0.50%	8.1%	12/31/2017	1.09	0	0	0.25%	8.4%	12/31/2017	1.09	0	0	0.00%	8.6%
12/31/2016	1.01	0	0	0.50%	0.7%	12/31/2016	1.01	0	0	0.25%	0.7%	12/31/2016	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.7%
2018	3.0%
2017	1.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco International Growth Fund R6 Class - 06-CXW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,843	$1,965	55
Receivables: investments sold	-
Payables: investments purchased	(24)
Net assets	$1,819

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,819	1,389	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$1,819	1,389

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$39
Mortality & expense charges	(21)
Net investment income (loss)	18

Gain (loss) on investments:
Net realized gain (loss)	(3)
Realized gain distributions	143
Net change in unrealized appreciation (depreciation)	229
Net gain (loss)	369

Increase (decrease) in net assets from operations	$387

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$18	$(81)
Net realized gain (loss)	(3)	(1,161)
Realized gain distributions	143	109
Net change in unrealized appreciation (depreciation)	229	(351)

Increase (decrease) in net assets from operations	387	(1,484)

Contract owner transactions:
Proceeds from units sold	30	11,770
Cost of units redeemed	(24)	(8,847)
Account charges	(6)	(7)
Increase (decrease)	-	2,916
Net increase (decrease)	387	1,432
Net assets, beginning	1,432	-
Net assets, ending	$1,819	$1,432

Units sold	23	9,343
Units redeemed	(23)	(7,954)
Net increase (decrease)	-	1,389
Units outstanding, beginning	1,389	-
Units outstanding, ending	1,389	1,389

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$11,800
Cost of units redeemed/account charges	(8,884)
Net investment income (loss)	(63)
Net realized gain (loss)	(1,164)
Realized gain distributions	252
Net change in unrealized appreciation (depreciation)	(122)
Net assets	$1,819

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	1	$2	1.25%	26.9%	12/31/2019	$1.32	0	$0	1.00%	27.3%	12/31/2019	$1.33	0	$0	0.75%	27.6%
12/31/2018	1.03	1	1	1.25%	-16.0%	12/31/2018	1.04	0	0	1.00%	-15.8%	12/31/2018	1.04	0	0	0.75%	-15.6%
12/31/2017	1.23	0	0	1.25%	21.6%	12/31/2017	1.23	0	0	1.00%	21.9%	12/31/2017	1.23	0	0	0.75%	22.2%
12/31/2016	1.01	0	0	1.25%	1.0%	12/31/2016	1.01	0	0	1.00%	1.0%	12/31/2016	1.01	0	0	0.75%	1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	0	$0	0.50%	27.9%	12/31/2019	$1.35	0	$0	0.25%	28.2%	12/31/2019	$1.36	0	$0	0.00%	28.5%
12/31/2018	1.05	0	0	0.50%	-15.4%	12/31/2018	1.05	0	0	0.25%	-15.2%	12/31/2018	1.06	0	0	0.00%	-15.0%
12/31/2017	1.24	0	0	0.50%	22.5%	12/31/2017	1.24	0	0	0.25%	22.9%	12/31/2017	1.24	0	0	0.00%	23.2%
12/31/2016	1.01	0	0	0.50%	1.0%	12/31/2016	1.01	0	0	0.25%	1.1%	12/31/2016	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.4%
2018	2.8%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Small Cap Growth Fund R6 Class - 06-CXX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,279,390	$4,403,508	104,609
Receivables: investments sold	42,023
Payables: investments purchased	-
Net assets	$4,321,413

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,321,413	3,226,493	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$4,321,413	3,226,493

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(30,026)
Net investment income (loss)	(30,026)

Gain (loss) on investments:
Net realized gain (loss)	(77,872)
Realized gain distributions	224,289
Net change in unrealized appreciation (depreciation)	210,778
Net gain (loss)	357,195

Increase (decrease) in net assets from operations	$327,169

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(30,026)	$(7,378)
Net realized gain (loss)	(77,872)	2,707
Realized gain distributions	224,289	94,618
Net change in unrealized appreciation (depreciation)	210,778	(331,518)

Increase (decrease) in net assets from operations	327,169	(241,571)

Contract owner transactions:
Proceeds from units sold	3,579,022	1,882,801
Cost of units redeemed	(849,693)	(425,419)
Account charges	(3,073)	(817)
Increase (decrease)	2,726,256	1,456,565
Net increase (decrease)	3,053,425	1,214,994
Net assets, beginning	1,267,988	52,994
Net assets, ending	$4,321,413	$1,267,988

Units sold	2,745,134	1,463,442
Units redeemed	(686,026)	(340,102)
Net increase (decrease)	2,059,108	1,123,340
Units outstanding, beginning	1,167,385	44,045
Units outstanding, ending	3,226,493	1,167,385

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,655,937
Cost of units redeemed/account charges	(1,435,204)
Net investment income (loss)	(38,332)
Net realized gain (loss)	(59,768)
Realized gain distributions	322,898
Net change in unrealized appreciation (depreciation)	(124,118)
Net assets	$4,321,413

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	3,226	$4,321	1.25%	23.3%	12/31/2019	$1.35	0	$0	1.00%	23.6%	12/31/2019	$1.36	0	$0	0.75%	23.9%
12/31/2018	1.09	1,167	1,268	1.25%	-9.7%	12/31/2018	1.09	0	0	1.00%	-9.5%	12/31/2018	1.10	0	0	0.75%	-9.3%
12/31/2017	1.20	44	53	1.25%	23.9%	12/31/2017	1.21	0	0	1.00%	24.2%	12/31/2017	1.21	0	0	0.75%	24.6%
12/31/2016	0.97	0	0	1.25%	-2.9%	12/31/2016	0.97	0	0	1.00%	-2.9%	12/31/2016	0.97	0	0	0.75%	-2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	0	$0	0.50%	24.2%	12/31/2019	$1.38	0	$0	0.25%	24.5%	12/31/2019	$1.39	0	$0	0.00%	24.9%
12/31/2018	1.10	0	0	0.50%	-9.0%	12/31/2018	1.11	0	0	0.25%	-8.8%	12/31/2018	1.11	0	0	0.00%	-8.6%
12/31/2017	1.21	0	0	0.50%	24.9%	12/31/2017	1.22	0	0	0.25%	25.2%	12/31/2017	1.22	0	0	0.00%	25.5%
12/31/2016	0.97	0	0	0.50%	-2.9%	12/31/2016	0.97	0	0	0.25%	-2.9%	12/31/2016	0.97	0	0	0.00%	-2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Floating Rate Fund R6 Class - 06-FXV (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	6.3%	12/31/2019	$1.08	0	$0	1.00%	6.6%	12/31/2019	$1.09	0	$0	0.75%	6.8%
12/31/2018	1.01	0	0	1.25%	-1.1%	12/31/2018	1.01	0	0	1.00%	-0.9%	12/31/2018	1.02	0	0	0.75%	-0.6%
12/31/2017	1.02	0	0	1.25%	2.0%	12/31/2017	1.02	0	0	1.00%	2.1%	12/31/2017	1.02	0	0	0.75%	2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	7.1%	12/31/2019	$1.10	0	$0	0.25%	7.4%	12/31/2019	$1.11	0	$0	0.00%	7.6%
12/31/2018	1.02	0	0	0.50%	-0.4%	12/31/2018	1.02	0	0	0.25%	-0.1%	12/31/2018	1.03	0	0	0.00%	0.1%
12/31/2017	1.02	0	0	0.50%	2.4%	12/31/2017	1.03	0	0	0.25%	2.5%	12/31/2017	1.03	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Core Plus Bond Fund R6 Class - 06-3G7 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	10.1%	12/31/2019	$1.10	0	$0	1.00%	10.4%	12/31/2019	$1.10	0	$0	0.75%	10.7%
12/31/2018	0.99	0	0	1.25%	-0.9%	12/31/2018	0.99	0	0	1.00%	-0.8%	12/31/2018	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	11.0%	12/31/2019	$1.11	0	$0	0.25%	11.2%	12/31/2019	$1.11	0	$0	0.00%	11.5%
12/31/2018	0.99	0	0	0.50%	-0.5%	12/31/2018	1.00	0	0	0.25%	-0.4%	12/31/2018	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Technology Fund Investor Class - 06-805
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$68,209	$60,470	1,375
Receivables: investments sold	19
Payables: investments purchased	-
Net assets	$68,228

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$68,228	33,381	$2.04
Band 100	-	-	2.13
Band 75	-	-	2.22
Band 50	-	-	2.31
Band 25	-	-	2.40
Band 0	-	-	2.58
Total	$68,228	33,381

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(717)
Net investment income (loss)	(717)

Gain (loss) on investments:
Net realized gain (loss)	1,825
Realized gain distributions	5,936
Net change in unrealized appreciation (depreciation)	7,860
Net gain (loss)	15,621

Increase (decrease) in net assets from operations	$14,904

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(717)	$(637)
Net realized gain (loss)	1,825	6,659
Realized gain distributions	5,936	3,273
Net change in unrealized appreciation (depreciation)	7,860	(6,796)

Increase (decrease) in net assets from operations	14,904	2,499

Contract owner transactions:
Proceeds from units sold	32,367	8,718
Cost of units redeemed	(18,751)	(39,320)
Account charges	(2)	(5)
Increase (decrease)	13,614	(30,607)
Net increase (decrease)	28,518	(28,108)
Net assets, beginning	39,710	67,818
Net assets, ending	$68,228	$39,710

Units sold	17,516	5,060
Units redeemed	(10,154)	(22,627)
Net increase (decrease)	7,362	(17,567)
Units outstanding, beginning	26,019	43,586
Units outstanding, ending	33,381	26,019

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,045,136
Cost of units redeemed/account charges	(1,116,345)
Net investment income (loss)	(26,709)
Net realized gain (loss)	119,844
Realized gain distributions	38,563
Net change in unrealized appreciation (depreciation)	7,739
Net assets	$68,228

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.04	33	$68	1.25%	33.9%	12/31/2019	$2.13	0	$0	1.00%	34.3%	12/31/2019	$2.22	0	$0	0.75%	34.6%
12/31/2018	1.53	26	40	1.25%	-1.9%	12/31/2018	1.59	0	0	1.00%	-1.7%	12/31/2018	1.65	0	0	0.75%	-1.4%
12/31/2017	1.56	44	68	1.25%	33.1%	12/31/2017	1.61	0	0	1.00%	33.4%	12/31/2017	1.67	0	0	0.75%	33.8%
12/31/2016	1.17	39	45	1.25%	-2.3%	12/31/2016	1.21	0	0	1.00%	-2.0%	12/31/2016	1.25	0	0	0.75%	-1.8%
12/31/2015	1.20	73	88	1.25%	5.4%	12/31/2015	1.23	0	0	1.00%	5.6%	12/31/2015	1.27	0	0	0.75%	5.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.31	0	$0	0.50%	34.9%	12/31/2019	$2.40	0	$0	0.25%	35.3%	12/31/2019	$2.58	0	$0	0.00%	35.6%
12/31/2018	1.71	0	0	0.50%	-1.2%	12/31/2018	1.78	0	0	0.25%	-0.9%	12/31/2018	1.91	0	0	0.00%	-0.7%
12/31/2017	1.73	0	0	0.50%	34.1%	12/31/2017	1.79	0	0	0.25%	34.4%	12/31/2017	1.92	0	0	0.00%	34.8%
12/31/2016	1.29	0	0	0.50%	-1.5%	12/31/2016	1.33	0	0	0.25%	-1.3%	12/31/2016	1.42	0	0	0.00%	-1.0%
12/31/2015	1.31	0	0	0.50%	6.2%	12/31/2015	1.35	0	0	0.25%	6.4%	12/31/2015	1.44	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Equally-Weighted S&P 500 Fund R6 Class - 06-46C (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	1.25%	6.2%	12/31/2019	$1.06	0	$0	1.00%	6.3%	12/31/2019	$1.06	0	$0	0.75%	6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	6.5%	12/31/2019	$1.07	0	$0	0.25%	6.6%	12/31/2019	$1.07	0	$0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Corporate Bond Fund R6 Class - 06-3W4 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	9.4%	12/31/2019	$1.10	0	$0	1.00%	9.6%	12/31/2019	$1.10	0	$0	0.75%	9.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	10.1%	12/31/2019	$1.10	0	$0	0.25%	10.3%	12/31/2019	$1.10	0	$0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Intl Small Company R6 Class - 06-4FY (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.98
Band 100	-	-	0.98
Band 75	-	-	0.98
Band 50	-	-	0.98
Band 25	-	-	0.98
Band 0	-	-	0.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.98	0	$0	1.25%	-1.7%	12/31/2019	$0.98	0	$0	1.00%	-1.7%	12/31/2019	$0.98	0	$0	0.75%	-1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.98	0	$0	0.50%	-1.6%	12/31/2019	$0.98	0	$0	0.25%	-1.6%	12/31/2019	$0.98	0	$0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy High Income Fund Y Class - 06-012
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$807,456	$837,365	113,107
Receivables: investments sold	1,266
Payables: investments purchased	-
Net assets	$808,722

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$808,722	643,895	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$808,722	643,895

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$46,573
Mortality & expense charges	(8,526)
Net investment income (loss)	38,047

Gain (loss) on investments:
Net realized gain (loss)	(10,582)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	39,761
Net gain (loss)	29,179

Increase (decrease) in net assets from operations	$67,226

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$38,047	$38,667
Net realized gain (loss)	(10,582)	(5,603)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	39,761	(57,580)

Increase (decrease) in net assets from operations	67,226	(24,516)

Contract owner transactions:
Proceeds from units sold	250,957	136,399
Cost of units redeemed	(167,514)	(202,388)
Account charges	(99)	(156)
Increase (decrease)	83,344	(66,145)
Net increase (decrease)	150,570	(90,661)
Net assets, beginning	658,152	748,813
Net assets, ending	$808,722	$658,152

Units sold	225,516	152,368
Units redeemed	(157,492)	(205,818)
Net increase (decrease)	68,024	(53,450)
Units outstanding, beginning	575,871	629,321
Units outstanding, ending	643,895	575,871

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,780,331
Cost of units redeemed/account charges	(4,247,512)
Net investment income (loss)	618,191
Net realized gain (loss)	(353,354)
Realized gain distributions	40,975
Net change in unrealized appreciation (depreciation)	(29,909)
Net assets	$808,722

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	644	$809	1.25%	9.9%	12/31/2019	$1.28	0	$0	1.00%	10.2%	12/31/2019	$1.30	0	$0	0.75%	10.4%
12/31/2018	1.14	576	658	1.25%	-3.9%	12/31/2018	1.16	0	0	1.00%	-3.7%	12/31/2018	1.17	0	0	0.75%	-3.5%
12/31/2017	1.19	629	749	1.25%	6.7%	12/31/2017	1.20	0	0	1.00%	6.9%	12/31/2017	1.22	0	0	0.75%	7.2%
12/31/2016	1.12	1,689	1,884	1.25%	15.4%	12/31/2016	1.13	0	0	1.00%	15.6%	12/31/2016	1.14	0	0	0.75%	15.9%
12/31/2015	0.97	2,661	2,573	1.25%	-8.5%	12/31/2015	0.97	0	0	1.00%	-8.3%	12/31/2015	0.98	0	0	0.75%	-8.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.32	0	$0	0.50%	10.7%	12/31/2019	$1.34	0	$0	0.25%	11.0%	12/31/2019	$1.36	0	$0	0.00%	11.3%
12/31/2018	1.19	0	0	0.50%	-3.2%	12/31/2018	1.21	0	0	0.25%	-3.0%	12/31/2018	1.22	0	0	0.00%	-2.7%
12/31/2017	1.23	0	0	0.50%	7.5%	12/31/2017	1.24	0	0	0.25%	7.8%	12/31/2017	1.26	0	0	0.00%	8.0%
12/31/2016	1.15	0	0	0.50%	16.2%	12/31/2016	1.16	0	0	0.25%	16.5%	12/31/2016	1.17	0	0	0.00%	16.8%
12/31/2015	0.99	0	0	0.50%	-7.8%	12/31/2015	0.99	0	0	0.25%	-7.6%	12/31/2015	1.00	0	0	0.00%	-7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	6.3%
2018	6.8%
2017	9.6%
2016	9.4%
2015	7.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Asset Strategy Fund R Class - 06-007
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$65,284	$65,187	3,049
Receivables: investments sold	58
Payables: investments purchased	-
Net assets	$65,342

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$65,342	53,559	$1.22
Band 100	-	-	1.24
Band 75	-	-	1.26
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$65,342	53,559

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,070
Mortality & expense charges	(750)
Net investment income (loss)	320

Gain (loss) on investments:
Net realized gain (loss)	(22)
Realized gain distributions	2,327
Net change in unrealized appreciation (depreciation)	7,056
Net gain (loss)	9,361

Increase (decrease) in net assets from operations	$9,681

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$320	$(35)
Net realized gain (loss)	(22)	228
Realized gain distributions	2,327	6,859
Net change in unrealized appreciation (depreciation)	7,056	(10,512)

Increase (decrease) in net assets from operations	9,681	(3,460)

Contract owner transactions:
Proceeds from units sold	10,712	9,455
Cost of units redeemed	(67)	(1,873)
Account charges	(17)	(49)
Increase (decrease)	10,628	7,533
Net increase (decrease)	20,309	4,073
Net assets, beginning	45,033	40,960
Net assets, ending	$65,342	$45,033

Units sold	9,434	8,546
Units redeemed	(116)	(1,743)
Net increase (decrease)	9,318	6,803
Units outstanding, beginning	44,241	37,438
Units outstanding, ending	53,559	44,241

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$195,452
Cost of units redeemed/account charges	(121,584)
Net investment income (loss)	(2,120)
Net realized gain (loss)	(35,698)
Realized gain distributions	29,195
Net change in unrealized appreciation (depreciation)	97
Net assets	$65,342

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	54	$65	1.25%	19.9%	12/31/2019	$1.24	0	$0	1.00%	20.2%	12/31/2019	$1.26	0	$0	0.75%	20.5%
12/31/2018	1.02	44	45	1.25%	-7.0%	12/31/2018	1.03	0	0	1.00%	-6.7%	12/31/2018	1.05	0	0	0.75%	-6.5%
12/31/2017	1.09	37	41	1.25%	16.6%	12/31/2017	1.11	0	0	1.00%	16.9%	12/31/2017	1.12	0	0	0.75%	17.2%
12/31/2016	0.94	31	29	1.25%	-7.0%	12/31/2016	0.95	0	0	1.00%	-6.7%	12/31/2016	0.96	0	0	0.75%	-6.5%
12/31/2015	1.01	116	117	1.25%	-9.8%	12/31/2015	1.02	0	0	1.00%	-9.6%	12/31/2015	1.02	0	0	0.75%	-9.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	0	$0	0.50%	20.8%	12/31/2019	$1.30	0	$0	0.25%	21.1%	12/31/2019	$1.32	0	$0	0.00%	21.4%
12/31/2018	1.06	0	0	0.50%	-6.3%	12/31/2018	1.08	0	0	0.25%	-6.0%	12/31/2018	1.09	0	0	0.00%	-5.8%
12/31/2017	1.13	0	0	0.50%	17.5%	12/31/2017	1.14	0	0	0.25%	17.7%	12/31/2017	1.16	0	0	0.00%	18.0%
12/31/2016	0.96	0	0	0.50%	-6.3%	12/31/2016	0.97	0	0	0.25%	-6.0%	12/31/2016	0.98	0	0	0.00%	-5.8%
12/31/2015	1.03	0	0	0.50%	-9.2%	12/31/2015	1.03	0	0	0.25%	-8.9%	12/31/2015	1.04	0	0	0.00%	-8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
2018	1.2%
2017	0.7%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Asset Strategy Fund Y Class - 06-008 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	0	$0	1.25%	20.2%	12/31/2019	$1.27	0	$0	1.00%	20.5%	12/31/2019	$1.29	0	$0	0.75%	20.8%
12/31/2018	1.04	0	0	1.25%	-6.6%	12/31/2018	1.05	0	0	1.00%	-6.4%	12/31/2018	1.07	0	0	0.75%	-6.2%
12/31/2017	1.11	0	0	1.25%	17.0%	12/31/2017	1.12	0	0	1.00%	17.3%	12/31/2017	1.14	0	0	0.75%	17.6%
12/31/2016	0.95	0	0	1.25%	-6.6%	12/31/2016	0.96	0	0	1.00%	-6.4%	12/31/2016	0.97	0	0	0.75%	-6.1%
12/31/2015	1.02	0	0	1.25%	-9.6%	12/31/2015	1.02	0	0	1.00%	-9.3%	12/31/2015	1.03	0	0	0.75%	-9.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	0	$0	0.50%	21.1%	12/31/2019	$1.33	0	$0	0.25%	21.4%	12/31/2019	$1.35	0	$0	0.00%	21.7%
12/31/2018	1.08	0	0	0.50%	-5.9%	12/31/2018	1.10	0	0	0.25%	-5.7%	12/31/2018	1.11	0	0	0.00%	-5.4%
12/31/2017	1.15	0	0	0.50%	17.9%	12/31/2017	1.16	0	0	0.25%	18.2%	12/31/2017	1.18	0	0	0.00%	18.5%
12/31/2016	0.98	0	0	0.50%	-5.9%	12/31/2016	0.98	0	0	0.25%	-5.6%	12/31/2016	0.99	0	0	0.00%	-5.4%
12/31/2015	1.04	0	0	0.50%	-8.9%	12/31/2015	1.04	0	0	0.25%	-8.7%	12/31/2015	1.05	0	0	0.00%	-8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Balanced Fund Y Class - 06-010
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.51
Band 100	-	-	1.53
Band 75	-	-	1.56
Band 50	-	-	1.58
Band 25	-	-	1.61
Band 0	-	-	1.64
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$406
Mortality & expense charges	(666)
Net investment income (loss)	(260)

Gain (loss) on investments:
Net realized gain (loss)	(1,378)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	10,851
Net gain (loss)	9,473

Increase (decrease) in net assets from operations	$9,213

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(260)	$(161)
Net realized gain (loss)	(1,378)	56,818
Realized gain distributions	-	7,322
Net change in unrealized appreciation (depreciation)	10,851	(52,539)

Increase (decrease) in net assets from operations	9,213	11,440

Contract owner transactions:
Proceeds from units sold	4,089	7,786
Cost of units redeemed	(92,690)	(796,042)
Account charges	(153)	(285)
Increase (decrease)	(88,754)	(788,541)
Net increase (decrease)	(79,541)	(777,101)
Net assets, beginning	79,541	856,642
Net assets, ending	$-	$79,541

Units sold	3,016	5,861
Units redeemed	(66,631)	(596,223)
Net increase (decrease)	(63,615)	(590,362)
Units outstanding, beginning	63,615	653,977
Units outstanding, ending	-	63,615

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$11,204,816
Cost of units redeemed/account charges	(11,817,950)
Net investment income (loss)	(86,665)
Net realized gain (loss)	44,106
Realized gain distributions	655,693
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.51	0	$0	1.25%	20.6%	12/31/2019	$1.53	0	$0	1.00%	20.9%	12/31/2019	$1.56	0	$0	0.75%	21.2%
12/31/2018	1.25	64	80	1.25%	-4.5%	12/31/2018	1.27	0	0	1.00%	-4.3%	12/31/2018	1.29	0	0	0.75%	-4.1%
12/31/2017	1.31	654	857	1.25%	10.0%	12/31/2017	1.32	0	0	1.00%	10.3%	12/31/2017	1.34	0	0	0.75%	10.6%
12/31/2016	1.19	1,126	1,341	1.25%	0.7%	12/31/2016	1.20	0	0	1.00%	1.0%	12/31/2016	1.21	0	0	0.75%	1.2%
12/31/2015	1.18	6,641	7,849	1.25%	-1.6%	12/31/2015	1.19	0	0	1.00%	-1.4%	12/31/2015	1.20	0	0	0.75%	-1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.58	0	$0	0.50%	21.5%	12/31/2019	$1.61	0	$0	0.25%	21.8%	12/31/2019	$1.64	0	$0	0.00%	22.1%
12/31/2018	1.30	0	0	0.50%	-3.8%	12/31/2018	1.32	0	0	0.25%	-3.6%	12/31/2018	1.34	0	0	0.00%	-3.3%
12/31/2017	1.36	0	0	0.50%	10.8%	12/31/2017	1.37	0	0	0.25%	11.1%	12/31/2017	1.39	0	0	0.00%	11.4%
12/31/2016	1.22	0	0	0.50%	1.5%	12/31/2016	1.23	0	0	0.25%	1.8%	12/31/2016	1.24	0	0	0.00%	2.0%
12/31/2015	1.20	0	0	0.50%	-0.9%	12/31/2015	1.21	0	0	0.25%	-0.7%	12/31/2015	1.22	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.0%
2018	0.3%
2017	1.5%
2016	0.8%
2015	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Balanced Fund R Class - 06-009
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$82,407	$81,237	3,379
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$82,416

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$82,416	55,935	$1.47
Band 100	-	-	1.50
Band 75	-	-	1.52
Band 50	-	-	1.55
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$82,416	55,935

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$766
Mortality & expense charges	(908)
Net investment income (loss)	(142)

Gain (loss) on investments:
Net realized gain (loss)	(3)
Realized gain distributions	4,851
Net change in unrealized appreciation (depreciation)	7,686
Net gain (loss)	12,534

Increase (decrease) in net assets from operations	$12,392

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(142)	$(98)
Net realized gain (loss)	(3)	899
Realized gain distributions	4,851	5,070
Net change in unrealized appreciation (depreciation)	7,686	(8,636)

Increase (decrease) in net assets from operations	12,392	(2,765)

Contract owner transactions:
Proceeds from units sold	14,396	13,426
Cost of units redeemed	(218)	(13,489)
Account charges	(41)	(113)
Increase (decrease)	14,137	(176)
Net increase (decrease)	26,529	(2,941)
Net assets, beginning	55,887	58,828
Net assets, ending	$82,416	$55,887

Units sold	10,574	10,291
Units redeemed	(212)	(10,346)
Net increase (decrease)	10,362	(55)
Units outstanding, beginning	45,573	45,628
Units outstanding, ending	55,935	45,573

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$615,309
Cost of units redeemed/account charges	(568,955)
Net investment income (loss)	(3,068)
Net realized gain (loss)	6,288
Realized gain distributions	31,672
Net change in unrealized appreciation (depreciation)	1,170
Net assets	$82,416

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.47	56	$82	1.25%	20.2%	12/31/2019	$1.50	0	$0	1.00%	20.5%	12/31/2019	$1.52	0	$0	0.75%	20.8%
12/31/2018	1.23	46	56	1.25%	-4.9%	12/31/2018	1.24	0	0	1.00%	-4.6%	12/31/2018	1.26	0	0	0.75%	-4.4%
12/31/2017	1.29	46	59	1.25%	9.7%	12/31/2017	1.30	0	0	1.00%	9.9%	12/31/2017	1.32	0	0	0.75%	10.2%
12/31/2016	1.18	254	298	1.25%	0.3%	12/31/2016	1.19	0	0	1.00%	0.6%	12/31/2016	1.20	0	0	0.75%	0.8%
12/31/2015	1.17	162	190	1.25%	-1.9%	12/31/2015	1.18	0	0	1.00%	-1.7%	12/31/2015	1.19	0	0	0.75%	-1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.55	0	$0	0.50%	21.1%	12/31/2019	$1.57	0	$0	0.25%	21.4%	12/31/2019	$1.60	0	$0	0.00%	21.7%
12/31/2018	1.28	0	0	0.50%	-4.2%	12/31/2018	1.30	0	0	0.25%	-3.9%	12/31/2018	1.31	0	0	0.00%	-3.7%
12/31/2017	1.33	0	0	0.50%	10.5%	12/31/2017	1.35	0	0	0.25%	10.7%	12/31/2017	1.36	0	0	0.00%	11.0%
12/31/2016	1.21	0	0	0.50%	1.1%	12/31/2016	1.22	0	0	0.25%	1.3%	12/31/2016	1.23	0	0	0.00%	1.6%
12/31/2015	1.19	0	0	0.50%	-1.2%	12/31/2015	1.20	0	0	0.25%	-1.0%	12/31/2015	1.21	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	1.1%
2017	0.9%
2016	1.0%
2015	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy High Income Fund R Class - 06-011
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$47,722	$49,546	6,931
Receivables: investments sold	1,838
Payables: investments purchased	-
Net assets	$49,560

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$49,560	40,369	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$49,560	40,369

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$5,032
Mortality & expense charges	(973)
Net investment income (loss)	4,059

Gain (loss) on investments:
Net realized gain (loss)	(3,136)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	6,485
Net gain (loss)	3,349

Increase (decrease) in net assets from operations	$7,408

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,059	$5,094
Net realized gain (loss)	(3,136)	(2,232)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	6,485	(6,396)

Increase (decrease) in net assets from operations	7,408	(3,534)

Contract owner transactions:
Proceeds from units sold	12,402	13,831
Cost of units redeemed	(52,719)	(45,170)
Account charges	(57)	(49)
Increase (decrease)	(40,374)	(31,388)
Net increase (decrease)	(32,966)	(34,922)
Net assets, beginning	82,526	117,448
Net assets, ending	$49,560	$82,526

Units sold	10,350	11,691
Units redeemed	(43,580)	(38,341)
Net increase (decrease)	(33,230)	(26,650)
Units outstanding, beginning	73,599	100,249
Units outstanding, ending	40,369	73,599

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$411,501
Cost of units redeemed/account charges	(380,667)
Net investment income (loss)	37,775
Net realized gain (loss)	(21,516)
Realized gain distributions	4,291
Net change in unrealized appreciation (depreciation)	(1,824)
Net assets	$49,560

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.23	40	$50	1.25%	9.5%	12/31/2019	$1.25	0	$0	1.00%	9.8%	12/31/2019	$1.27	0	$0	0.75%	10.0%
12/31/2018	1.12	74	83	1.25%	-4.3%	12/31/2018	1.14	0	0	1.00%	-4.0%	12/31/2018	1.15	0	0	0.75%	-3.8%
12/31/2017	1.17	100	117	1.25%	6.3%	12/31/2017	1.18	0	0	1.00%	6.6%	12/31/2017	1.20	0	0	0.75%	6.8%
12/31/2016	1.10	109	120	1.25%	15.0%	12/31/2016	1.11	0	0	1.00%	15.2%	12/31/2016	1.12	0	0	0.75%	15.5%
12/31/2015	0.96	116	111	1.25%	-8.8%	12/31/2015	0.96	0	0	1.00%	-8.6%	12/31/2015	0.97	0	0	0.75%	-8.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	0	$0	0.50%	10.3%	12/31/2019	$1.31	0	$0	0.25%	10.6%	12/31/2019	$1.33	0	$0	0.00%	10.9%
12/31/2018	1.17	0	0	0.50%	-3.6%	12/31/2018	1.19	0	0	0.25%	-3.3%	12/31/2018	1.20	0	0	0.00%	-3.1%
12/31/2017	1.21	0	0	0.50%	7.1%	12/31/2017	1.23	0	0	0.25%	7.4%	12/31/2017	1.24	0	0	0.00%	7.6%
12/31/2016	1.13	0	0	0.50%	15.8%	12/31/2016	1.14	0	0	0.25%	16.1%	12/31/2016	1.15	0	0	0.00%	16.4%
12/31/2015	0.98	0	0	0.50%	-8.1%	12/31/2015	0.98	0	0	0.25%	-7.9%	12/31/2015	0.99	0	0	0.00%	-7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	7.6%
2018	6.4%
2017	5.0%
2016	7.3%
2015	6.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Energy Fund R Class - 06-CGP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,118	$1,608	134
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,118

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,118	1,696	$0.66
Band 100	-	-	0.67
Band 75	-	-	0.67
Band 50	-	-	0.68
Band 25	-	-	0.69
Band 0	-	-	0.69
Total	$1,118	1,696

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(15)
Net investment income (loss)	(15)

Gain (loss) on investments:
Net realized gain (loss)	(69)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	134
Net gain (loss)	65

Increase (decrease) in net assets from operations	$50

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(15)	$(110)
Net realized gain (loss)	(69)	1,037
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	134	(1,881)

Increase (decrease) in net assets from operations	50	(954)

Contract owner transactions:
Proceeds from units sold	87	1,835
Cost of units redeemed	(212)	(11,010)
Account charges	(3)	(24)
Increase (decrease)	(128)	(9,199)
Net increase (decrease)	(78)	(10,153)
Net assets, beginning	1,196	11,349
Net assets, ending	$1,118	$1,196

Units sold	119	1,862
Units redeemed	(284)	(11,388)
Net increase (decrease)	(165)	(9,526)
Units outstanding, beginning	1,861	11,387
Units outstanding, ending	1,696	1,861

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$321,340
Cost of units redeemed/account charges	(290,895)
Net investment income (loss)	(4,024)
Net realized gain (loss)	(24,813)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(490)
Net assets	$1,118

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.66	2	$1	1.25%	2.6%	12/31/2019	$0.67	0	$0	1.00%	2.8%	12/31/2019	$0.67	0	$0	0.75%	3.1%
12/31/2018	0.64	2	1	1.25%	-35.5%	12/31/2018	0.65	0	0	1.00%	-35.3%	12/31/2018	0.65	0	0	0.75%	-35.2%
12/31/2017	1.00	11	11	1.25%	-14.4%	12/31/2017	1.00	0	0	1.00%	-14.2%	12/31/2017	1.01	0	0	0.75%	-14.0%
12/31/2016	1.16	266	310	1.25%	32.3%	12/31/2016	1.17	0	0	1.00%	32.7%	12/31/2016	1.17	0	0	0.75%	33.0%
12/31/2015	0.88	0	0	1.25%	-12.0%	12/31/2015	0.88	0	0	1.00%	-12.0%	12/31/2015	0.88	0	0	0.75%	-12.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.68	0	$0	0.50%	3.3%	12/31/2019	$0.69	0	$0	0.25%	3.6%	12/31/2019	$0.69	0	$0	0.00%	3.9%
12/31/2018	0.66	0	0	0.50%	-35.0%	12/31/2018	0.66	0	0	0.25%	-34.9%	12/31/2018	0.67	0	0	0.00%	-34.7%
12/31/2017	1.01	0	0	0.50%	-13.7%	12/31/2017	1.02	0	0	0.25%	-13.5%	12/31/2017	1.02	0	0	0.00%	-13.3%
12/31/2016	1.17	0	0	0.50%	33.3%	12/31/2016	1.18	0	0	0.25%	33.7%	12/31/2016	1.18	0	0	0.00%	34.0%
12/31/2015	0.88	0	0	0.50%	-11.9%	12/31/2015	0.88	0	0	0.25%	-11.9%	12/31/2015	0.88	0	0	0.00%	-11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Energy Fund Y Class - 06-CGR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$198,885	$263,687	23,420
Receivables: investments sold	2,066
Payables: investments purchased	-
Net assets	$200,951

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$200,951	300,391	$0.67
Band 100	-	-	0.68
Band 75	-	-	0.68
Band 50	-	-	0.69
Band 25	-	-	0.70
Band 0	-	-	0.70
Total	$200,951	300,391

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(3,340)
Net investment income (loss)	(3,340)

Gain (loss) on investments:
Net realized gain (loss)	(168,592)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	228,392
Net gain (loss)	59,800

Increase (decrease) in net assets from operations	$56,460

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,340)	$(9,091)
Net realized gain (loss)	(168,592)	(27,737)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	228,392	(238,350)

Increase (decrease) in net assets from operations	56,460	(275,178)

Contract owner transactions:
Proceeds from units sold	72,189	261,388
Cost of units redeemed	(435,489)	(200,988)
Account charges	(72)	(75)
Increase (decrease)	(363,372)	60,325
Net increase (decrease)	(306,912)	(214,853)
Net assets, beginning	507,863	722,716
Net assets, ending	$200,951	$507,863

Units sold	103,722	280,755
Units redeemed	(584,969)	(218,839)
Net increase (decrease)	(481,247)	61,916
Units outstanding, beginning	781,638	719,722
Units outstanding, ending	300,391	781,638

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,552,461
Cost of units redeemed/account charges	(1,018,298)
Net investment income (loss)	(18,446)
Net realized gain (loss)	(249,964)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(64,802)
Net assets	$200,951

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.67	300	$201	1.25%	3.0%	12/31/2019	$0.68	0	$0	1.00%	3.2%	12/31/2019	$0.68	0	$0	0.75%	3.5%
12/31/2018	0.65	782	508	1.25%	-35.3%	12/31/2018	0.65	0	0	1.00%	-35.1%	12/31/2018	0.66	0	0	0.75%	-35.0%
12/31/2017	1.00	720	723	1.25%	-14.1%	12/31/2017	1.01	0	0	1.00%	-13.8%	12/31/2017	1.01	0	0	0.75%	-13.6%
12/31/2016	1.17	162	190	1.25%	32.7%	12/31/2016	1.17	0	0	1.00%	33.1%	12/31/2016	1.17	0	0	0.75%	33.4%
12/31/2015	0.88	0	0	1.25%	-12.0%	12/31/2015	0.88	0	0	1.00%	-12.0%	12/31/2015	0.88	0	0	0.75%	-11.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.69	0	$0	0.50%	3.7%	12/31/2019	$0.70	0	$0	0.25%	4.0%	12/31/2019	$0.70	0	$0	0.00%	4.3%
12/31/2018	0.67	0	0	0.50%	-34.8%	12/31/2018	0.67	0	0	0.25%	-34.6%	12/31/2018	0.68	0	0	0.00%	-34.5%
12/31/2017	1.02	0	0	0.50%	-13.4%	12/31/2017	1.03	0	0	0.25%	-13.2%	12/31/2017	1.03	0	0	0.00%	-13.0%
12/31/2016	1.18	0	0	0.50%	33.7%	12/31/2016	1.18	0	0	0.25%	34.1%	12/31/2016	1.18	0	0	0.00%	34.4%
12/31/2015	0.88	0	0	0.50%	-11.9%	12/31/2015	0.88	0	0	0.25%	-11.9%	12/31/2015	0.88	0	0	0.00%	-11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.6%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Science and Technology Fund R Class - 06-CGT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.77
Band 100	-	-	1.79
Band 75	-	-	1.80
Band 50	-	-	1.82
Band 25	-	-	1.84
Band 0	-	-	1.86
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(385)
Net investment income (loss)	(385)

Gain (loss) on investments:
Net realized gain (loss)	2,924
Realized gain distributions	4,247
Net change in unrealized appreciation (depreciation)	4,137
Net gain (loss)	11,308

Increase (decrease) in net assets from operations	$10,923

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(385)	$(156)
Net realized gain (loss)	2,924	291
Realized gain distributions	4,247	2,218
Net change in unrealized appreciation (depreciation)	4,137	(4,951)

Increase (decrease) in net assets from operations	10,923	(2,598)

Contract owner transactions:
Proceeds from units sold	11,924	15,746
Cost of units redeemed	(40,684)	(1,335)
Account charges	-	-
Increase (decrease)	(28,760)	14,411
Net increase (decrease)	(17,837)	11,813
Net assets, beginning	17,837	6,024
Net assets, ending	$-	$17,837

Units sold	8,117	11,186
Units redeemed	(23,036)	(971)
Net increase (decrease)	(14,919)	10,215
Units outstanding, beginning	14,919	4,704
Units outstanding, ending	-	14,919

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$71,412
Cost of units redeemed/account charges	(88,706)
Net investment income (loss)	(608)
Net realized gain (loss)	11,054
Realized gain distributions	6,848
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.77	0	$0	1.25%	47.8%	12/31/2019	$1.79	0	$0	1.00%	48.2%	12/31/2019	$1.80	0	$0	0.75%	48.5%
12/31/2018	1.20	15	18	1.25%	-6.6%	12/31/2018	1.20	0	0	1.00%	-6.4%	12/31/2018	1.21	0	0	0.75%	-6.2%
12/31/2017	1.28	5	6	1.25%	30.7%	12/31/2017	1.29	0	0	1.00%	31.0%	12/31/2017	1.29	0	0	0.75%	31.4%
12/31/2016	0.98	2	2	1.25%	0.1%	12/31/2016	0.98	0	0	1.00%	0.4%	12/31/2016	0.99	0	0	0.75%	0.6%
12/31/2015	0.98	0	0	1.25%	-2.2%	12/31/2015	0.98	0	0	1.00%	-2.1%	12/31/2015	0.98	0	0	0.75%	-2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.82	0	$0	0.50%	48.9%	12/31/2019	$1.84	0	$0	0.25%	49.3%	12/31/2019	$1.86	0	$0	0.00%	49.7%
12/31/2018	1.22	0	0	0.50%	-5.9%	12/31/2018	1.23	0	0	0.25%	-5.7%	12/31/2018	1.24	0	0	0.00%	-5.5%
12/31/2017	1.30	0	0	0.50%	31.7%	12/31/2017	1.31	0	0	0.25%	32.0%	12/31/2017	1.31	0	0	0.00%	32.4%
12/31/2016	0.99	0	0	0.50%	0.9%	12/31/2016	0.99	0	0	0.25%	1.1%	12/31/2016	0.99	40	39	0.00%	1.4%
12/31/2015	0.98	0	0	0.50%	-2.1%	12/31/2015	0.98	0	0	0.25%	-2.0%	12/31/2015	0.98	0	0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Science and Technology Fund Y Class - 06-CGV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.79
Band 100	-	-	1.81
Band 75	-	-	1.83
Band 50	-	-	1.85
Band 25	-	-	1.87
Band 0	-	-	1.89
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(179)
Net investment income (loss)	(179)

Gain (loss) on investments:
Net realized gain (loss)	2,101
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	3,371
Net gain (loss)	5,472

Increase (decrease) in net assets from operations	$5,293

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(179)	$(261)
Net realized gain (loss)	2,101	15
Realized gain distributions	-	2,220
Net change in unrealized appreciation (depreciation)	3,371	(3,361)

Increase (decrease) in net assets from operations	5,293	(1,387)

Contract owner transactions:
Proceeds from units sold	1,453	2,014
Cost of units redeemed	(25,741)	(9)
Account charges	-	-
Increase (decrease)	(24,288)	2,005
Net increase (decrease)	(18,995)	618
Net assets, beginning	18,995	18,377
Net assets, ending	$-	$18,995

Units sold	962	1,481
Units redeemed	(16,674)	(14)
Net increase (decrease)	(15,712)	1,467
Units outstanding, beginning	15,712	14,245
Units outstanding, ending	-	15,712

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$37,871
Cost of units redeemed/account charges	(42,829)
Net investment income (loss)	(515)
Net realized gain (loss)	2,118
Realized gain distributions	3,355
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.79	0	$0	1.25%	48.3%	12/31/2019	$1.81	0	$0	1.00%	48.7%	12/31/2019	$1.83	0	$0	0.75%	49.1%
12/31/2018	1.21	16	19	1.25%	-6.3%	12/31/2018	1.22	0	0	1.00%	-6.1%	12/31/2018	1.23	0	0	0.75%	-5.8%
12/31/2017	1.29	14	18	1.25%	31.2%	12/31/2017	1.30	0	0	1.00%	31.5%	12/31/2017	1.30	0	0	0.75%	31.8%
12/31/2016	0.98	0	0	1.25%	0.5%	12/31/2016	0.99	0	0	1.00%	0.7%	12/31/2016	0.99	0	0	0.75%	1.0%
12/31/2015	0.98	0	0	1.25%	-2.1%	12/31/2015	0.98	0	0	1.00%	-2.1%	12/31/2015	0.98	0	0	0.75%	-2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.85	0	$0	0.50%	49.5%	12/31/2019	$1.87	0	$0	0.25%	49.8%	12/31/2019	$1.89	0	$0	0.00%	50.2%
12/31/2018	1.24	0	0	0.50%	-5.6%	12/31/2018	1.25	0	0	0.25%	-5.3%	12/31/2018	1.26	0	0	0.00%	-5.1%
12/31/2017	1.31	0	0	0.50%	32.1%	12/31/2017	1.32	0	0	0.25%	32.5%	12/31/2017	1.32	0	0	0.00%	32.8%
12/31/2016	0.99	0	0	0.50%	1.2%	12/31/2016	0.99	0	0	0.25%	1.5%	12/31/2016	1.00	0	0	0.00%	1.7%
12/31/2015	0.98	0	0	0.50%	-2.0%	12/31/2015	0.98	0	0	0.25%	-2.0%	12/31/2015	0.98	0	0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Balanced Fund N Class - 06-CXY (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	0	$0	1.25%	21.1%	12/31/2019	$1.28	0	$0	1.00%	21.4%	12/31/2019	$1.29	0	$0	0.75%	21.7%
12/31/2018	1.05	0	0	1.25%	-4.2%	12/31/2018	1.06	0	0	1.00%	-3.9%	12/31/2018	1.06	0	0	0.75%	-3.7%
12/31/2017	1.10	0	0	1.25%	10.5%	12/31/2017	1.10	0	0	1.00%	10.7%	12/31/2017	1.10	0	0	0.75%	11.0%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.30	0	$0	0.50%	22.0%	12/31/2019	$1.31	0	$0	0.25%	22.3%	12/31/2019	$1.32	0	$0	0.00%	22.6%
12/31/2018	1.07	0	0	0.50%	-3.4%	12/31/2018	1.07	0	0	0.25%	-3.2%	12/31/2018	1.08	0	0	0.00%	-3.0%
12/31/2017	1.11	0	0	0.50%	11.3%	12/31/2017	1.11	0	0	0.25%	11.6%	12/31/2017	1.11	0	0	0.00%	11.9%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Small Cap Core Fund N Class - 06-FNR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$329,940	$299,497	16,524
Receivables: investments sold	393
Payables: investments purchased	-
Net assets	$330,333

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$330,333	274,398	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$330,333	274,398

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$279
Mortality & expense charges	(3,179)
Net investment income (loss)	(2,900)

Gain (loss) on investments:
Net realized gain (loss)	(100)
Realized gain distributions	2,305
Net change in unrealized appreciation (depreciation)	30,986
Net gain (loss)	33,191

Increase (decrease) in net assets from operations	$30,291

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,900)	$(5)
Net realized gain (loss)	(100)	-
Realized gain distributions	2,305	187
Net change in unrealized appreciation (depreciation)	30,986	(543)

Increase (decrease) in net assets from operations	30,291	(361)

Contract owner transactions:
Proceeds from units sold	295,438	8,214
Cost of units redeemed	(276)	(1,655)
Account charges	(1,317)	(1)
Increase (decrease)	293,845	6,558
Net increase (decrease)	324,136	6,197
Net assets, beginning	6,197	-
Net assets, ending	$330,333	$6,197

Units sold	269,434	7,715
Units redeemed	(1,379)	(1,372)
Net increase (decrease)	268,055	6,343
Units outstanding, beginning	6,343	-
Units outstanding, ending	274,398	6,343

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$303,652
Cost of units redeemed/account charges	(3,249)
Net investment income (loss)	(2,905)
Net realized gain (loss)	(100)
Realized gain distributions	2,492
Net change in unrealized appreciation (depreciation)	30,443
Net assets	$330,333

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	274	$330	1.25%	23.2%	12/31/2019	$1.21	0	$0	1.00%	23.5%	12/31/2019	$1.22	0	$0	0.75%	23.8%
12/31/2018	0.98	6	6	1.25%	-11.4%	12/31/2018	0.98	0	0	1.00%	-11.1%	12/31/2018	0.99	0	0	0.75%	-10.9%
12/31/2017	1.10	0	0	1.25%	12.5%	12/31/2017	1.11	0	0	1.00%	12.8%	12/31/2017	1.11	0	0	0.75%	13.1%
12/31/2016	0.98	0	0	1.25%	-2.0%	12/31/2016	0.98	0	0	1.00%	-2.0%	12/31/2016	0.98	0	0	0.75%	-2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.23	0	$0	0.50%	24.2%	12/31/2019	$1.24	0	$0	0.25%	24.5%	12/31/2019	$1.25	0	$0	0.00%	24.8%
12/31/2018	0.99	0	0	0.50%	-10.7%	12/31/2018	1.00	0	0	0.25%	-10.5%	12/31/2018	1.00	0	0	0.00%	-10.2%
12/31/2017	1.11	0	0	0.50%	13.3%	12/31/2017	1.11	0	0	0.25%	13.6%	12/31/2017	1.12	0	0	0.00%	13.9%
12/31/2016	0.98	0	0	0.50%	-2.0%	12/31/2016	0.98	0	0	0.25%	-2.0%	12/31/2016	0.98	0	0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.2%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Small Cap Core Fund Y Class - 06-FPF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$54,722	$52,337	2,870
Receivables: investments sold	312
Payables: investments purchased	-
Net assets	$55,034

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$55,034	46,299	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$55,034	46,299

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(406)
Net investment income (loss)	(406)

Gain (loss) on investments:
Net realized gain (loss)	3
Realized gain distributions	342
Net change in unrealized appreciation (depreciation)	2,385
Net gain (loss)	2,730

Increase (decrease) in net assets from operations	$2,324

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(406)	$-
Net realized gain (loss)	3	-
Realized gain distributions	342	-
Net change in unrealized appreciation (depreciation)	2,385	-

Increase (decrease) in net assets from operations	2,324	-

Contract owner transactions:
Proceeds from units sold	52,716	-
Cost of units redeemed	-	-
Account charges	(6)	-
Increase (decrease)	52,710	-
Net increase (decrease)	55,034	-
Net assets, beginning	-	-
Net assets, ending	$55,034	$-

Units sold	46,304	-
Units redeemed	(5)	-
Net increase (decrease)	46,299	-
Units outstanding, beginning	-	-
Units outstanding, ending	46,299	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$52,716
Cost of units redeemed/account charges	(6)
Net investment income (loss)	(406)
Net realized gain (loss)	3
Realized gain distributions	342
Net change in unrealized appreciation (depreciation)	2,385
Net assets	$55,034

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	46	$55	1.25%	22.7%	12/31/2019	$1.20	0	$0	1.00%	23.0%	12/31/2019	$1.21	0	$0	0.75%	23.3%
12/31/2018	0.97	0	0	1.25%	-11.7%	12/31/2018	0.97	0	0	1.00%	-11.5%	12/31/2018	0.98	0	0	0.75%	-11.3%
12/31/2017	1.10	0	0	1.25%	12.1%	12/31/2017	1.10	0	0	1.00%	12.3%	12/31/2017	1.10	0	0	0.75%	12.6%
12/31/2016	0.98	0	0	1.25%	-2.0%	12/31/2016	0.98	0	0	1.00%	-2.0%	12/31/2016	0.98	0	0	0.75%	-2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	0	$0	0.50%	23.6%	12/31/2019	$1.23	0	$0	0.25%	23.9%	12/31/2019	$1.24	0	$0	0.00%	24.2%
12/31/2018	0.98	0	0	0.50%	-11.1%	12/31/2018	0.99	0	0	0.25%	-10.8%	12/31/2018	0.99	0	0	0.00%	-10.6%
12/31/2017	1.11	0	0	0.50%	12.9%	12/31/2017	1.11	0	0	0.25%	13.2%	12/31/2017	1.11	0	0	0.00%	13.5%
12/31/2016	0.98	0	0	0.50%	-2.0%	12/31/2016	0.98	0	0	0.25%	-2.0%	12/31/2016	0.98	0	0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Small Cap Core Fund R Class - 06-FPP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$311,105	$303,193	17,418
Receivables: investments sold	2,594
Payables: investments purchased	-
Net assets	$313,699

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$296,176	251,766	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	17,523	14,336	1.22
Total	$313,699	266,102

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(931)
Net investment income (loss)	(931)

Gain (loss) on investments:
Net realized gain (loss)	(1,171)
Realized gain distributions	2,045
Net change in unrealized appreciation (depreciation)	13,922
Net gain (loss)	14,796

Increase (decrease) in net assets from operations	$13,865

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(931)	$(253)
Net realized gain (loss)	(1,171)	20
Realized gain distributions	2,045	3,345
Net change in unrealized appreciation (depreciation)	13,922	(6,086)

Increase (decrease) in net assets from operations	13,865	(2,974)

Contract owner transactions:
Proceeds from units sold	308,794	26,228
Cost of units redeemed	(33,582)	-
Account charges	(12)	-
Increase (decrease)	275,200	26,228
Net increase (decrease)	289,065	23,254
Net assets, beginning	24,634	1,380
Net assets, ending	$313,699	$24,634

Units sold	270,057	24,353
Units redeemed	(29,570)	-
Net increase (decrease)	240,487	24,353
Units outstanding, beginning	25,615	1,262
Units outstanding, ending	266,102	25,615

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$336,813
Cost of units redeemed/account charges	(34,139)
Net investment income (loss)	(1,189)
Net realized gain (loss)	(1,117)
Realized gain distributions	5,419
Net change in unrealized appreciation (depreciation)	7,912
Net assets	$313,699

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	252	$296	1.25%	22.3%	12/31/2019	$1.19	0	$0	1.00%	22.6%	12/31/2019	$1.19	0	$0	0.75%	22.9%
12/31/2018	0.96	26	25	1.25%	-12.0%	12/31/2018	0.97	0	0	1.00%	-11.8%	12/31/2018	0.97	0	0	0.75%	-11.6%
12/31/2017	1.09	1	1	1.25%	11.6%	12/31/2017	1.10	0	0	1.00%	11.9%	12/31/2017	1.10	0	0	0.75%	12.2%
12/31/2016	0.98	0	0	1.25%	-2.1%	12/31/2016	0.98	0	0	1.00%	-2.1%	12/31/2016	0.98	0	0	0.75%	-2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	0.50%	23.2%	12/31/2019	$1.21	0	$0	0.25%	23.6%	12/31/2019	$1.22	14	$18	0.00%	23.9%
12/31/2018	0.98	0	0	0.50%	-11.4%	12/31/2018	0.98	0	0	0.25%	-11.1%	12/31/2018	0.99	0	0	0.00%	-10.9%
12/31/2017	1.10	0	0	0.50%	12.5%	12/31/2017	1.10	0	0	0.25%	12.8%	12/31/2017	1.11	0	0	0.00%	13.0%
12/31/2016	0.98	0	0	0.50%	-2.0%	12/31/2016	0.98	0	0	0.25%	-2.0%	12/31/2016	0.98	0	0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy High Income Fund N Class - 06-GMF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$66,454	$66,446	9,291
Receivables: investments sold	-
Payables: investments purchased	(22)
Net assets	$66,432

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$66,432	62,044	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$66,432	62,044

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,883
Mortality & expense charges	(681)
Net investment income (loss)	3,202

Gain (loss) on investments:
Net realized gain (loss)	3
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	8
Net gain (loss)	11

Increase (decrease) in net assets from operations	$3,213

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,202	$-
Net realized gain (loss)	3	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	8	-

Increase (decrease) in net assets from operations	3,213	-

Contract owner transactions:
Proceeds from units sold	63,538	-
Cost of units redeemed	-	-
Account charges	(319)	-
Increase (decrease)	63,219	-
Net increase (decrease)	66,432	-
Net assets, beginning	-	-
Net assets, ending	$66,432	$-

Units sold	62,348	-
Units redeemed	(304)	-
Net increase (decrease)	62,044	-
Units outstanding, beginning	-	-
Units outstanding, ending	62,044	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$63,538
Cost of units redeemed/account charges	(319)
Net investment income (loss)	3,202
Net realized gain (loss)	3
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	8
Net assets	$66,432

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	62	$66	1.25%	10.3%	12/31/2019	$1.08	0	$0	1.00%	10.6%	12/31/2019	$1.08	0	$0	0.75%	10.9%
12/31/2018	0.97	0	0	1.25%	-3.6%	12/31/2018	0.97	0	0	1.00%	-3.3%	12/31/2018	0.98	0	0	0.75%	-3.1%
12/31/2017	1.01	0	0	1.25%	0.7%	12/31/2017	1.01	0	0	1.00%	0.7%	12/31/2017	1.01	0	0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	11.1%	12/31/2019	$1.09	0	$0	0.25%	11.4%	12/31/2019	$1.10	0	$0	0.00%	11.7%
12/31/2018	0.98	0	0	0.50%	-2.8%	12/31/2018	0.98	0	0	0.25%	-2.6%	12/31/2018	0.98	0	0	0.00%	-2.3%
12/31/2017	1.01	0	0	0.50%	0.7%	12/31/2017	1.01	0	0	0.25%	0.7%	12/31/2017	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	11.7%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Science and Technology Fund N Class - 06-GMG (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.40
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.43
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.40	0	$0	1.25%	48.9%	12/31/2019	$1.40	0	$0	1.00%	49.3%	12/31/2019	$1.41	0	$0	0.75%	49.6%
12/31/2018	0.94	0	0	1.25%	-5.9%	12/31/2018	0.94	0	0	1.00%	-5.7%	12/31/2018	0.94	0	0	0.75%	-5.5%
12/31/2017	1.00	0	0	1.25%	-0.3%	12/31/2017	1.00	0	0	1.00%	-0.3%	12/31/2017	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.42	0	$0	0.50%	50.0%	12/31/2019	$1.43	0	$0	0.25%	50.4%	12/31/2019	$1.43	0	$0	0.00%	50.8%
12/31/2018	0.95	0	0	0.50%	-5.2%	12/31/2018	0.95	0	0	0.25%	-5.0%	12/31/2018	0.95	0	0	0.00%	-4.8%
12/31/2017	1.00	0	0	0.50%	-0.3%	12/31/2017	1.00	0	0	0.25%	-0.3%	12/31/2017	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Emerging Markets Equity Fund N Class - 06-3XY (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	1.25%	14.9%	12/31/2019	$1.15	0	$0	1.00%	15.1%	12/31/2019	$1.15	0	$0	0.75%	15.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	15.4%	12/31/2019	$1.16	0	$0	0.25%	15.6%	12/31/2019	$1.16	0	$0	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Ivy Mid Cap Growth Fund N Class - 06-3VY (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	1.25%	12.2%	12/31/2019	$1.12	0	$0	1.00%	12.4%	12/31/2019	$1.13	0	$0	0.75%	12.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	12.8%	12/31/2019	$1.13	0	$0	0.25%	13.0%	12/31/2019	$1.13	0	$0	0.00%	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Balanced Portfolio Service Class - 06-611
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$56,377,399	$45,927,243	1,327,515
Receivables: investments sold	-
Payables: investments purchased	(1,019,994)
Net assets	$55,357,405

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$55,357,405	27,031,276	$2.05
Band 100	-	-	2.10
Band 75	-	-	2.14
Band 50	-	-	2.19
Band 25	-	-	2.24
Band 0	-	-	2.30
Total	$55,357,405	27,031,276

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$865,835
Mortality & expense charges	(656,561)
Net investment income (loss)	209,274

Gain (loss) on investments:
Net realized gain (loss)	939,648
Realized gain distributions	1,356,325
Net change in unrealized appreciation (depreciation)	7,348,495
Net gain (loss)	9,644,468

Increase (decrease) in net assets from operations	$9,853,742

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$209,274	$268,510
Net realized gain (loss)	939,648	1,298,154
Realized gain distributions	1,356,325	1,378,368
Net change in unrealized appreciation (depreciation)	7,348,495	(3,244,187)

Increase (decrease) in net assets from operations	9,853,742	(299,155)

Contract owner transactions:
Proceeds from units sold	6,657,007	6,466,540
Cost of units redeemed	(9,238,228)	(11,271,935)
Account charges	(14,214)	(12,467)
Increase (decrease)	(2,595,435)	(4,817,862)
Net increase (decrease)	7,258,307	(5,117,017)
Net assets, beginning	48,099,098	53,216,115
Net assets, ending	$55,357,405	$48,099,098

Units sold	3,608,054	4,599,138
Units redeemed	(4,938,216)	(7,358,089)
Net increase (decrease)	(1,330,162)	(2,758,951)
Units outstanding, beginning	28,361,438	31,120,389
Units outstanding, ending	27,031,276	28,361,438

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$79,959,553
Cost of units redeemed/account charges	(42,468,296)
Net investment income (loss)	1,004,663
Net realized gain (loss)	3,196,934
Realized gain distributions	3,214,395
Net change in unrealized appreciation (depreciation)	10,450,156
Net assets	$55,357,405

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.05	27,031	$55,357	1.25%	20.8%	12/31/2019	$2.10	0	$0	1.00%	21.1%	12/31/2019	$2.14	0	$0	0.75%	21.4%
12/31/2018	1.70	28,361	48,099	1.25%	-0.8%	12/31/2018	1.73	0	0	1.00%	-0.6%	12/31/2018	1.77	0	0	0.75%	-0.3%
12/31/2017	1.71	31,120	53,216	1.25%	16.7%	12/31/2017	1.74	0	0	1.00%	17.0%	12/31/2017	1.77	0	0	0.75%	17.3%
12/31/2016	1.47	38,334	56,185	1.25%	3.0%	12/31/2016	1.49	0	0	1.00%	3.3%	12/31/2016	1.51	0	0	0.75%	3.5%
12/31/2015	1.42	3,635	5,170	1.25%	-0.8%	12/31/2015	1.44	0	0	1.00%	-0.6%	12/31/2015	1.46	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.19	0	$0	0.50%	21.7%	12/31/2019	$2.24	0	$0	0.25%	22.0%	12/31/2019	$2.30	0	$0	0.00%	22.3%
12/31/2018	1.80	0	0	0.50%	-0.1%	12/31/2018	1.84	0	0	0.25%	0.2%	12/31/2018	1.88	0	0	0.00%	0.4%
12/31/2017	1.80	0	0	0.50%	17.5%	12/31/2017	1.84	0	0	0.25%	17.8%	12/31/2017	1.87	0	0	0.00%	18.1%
12/31/2016	1.54	0	0	0.50%	3.8%	12/31/2016	1.56	0	0	0.25%	4.1%	12/31/2016	1.58	243	384	0.00%	4.3%
12/31/2015	1.48	0	0	0.50%	-0.1%	12/31/2015	1.50	0	0	0.25%	0.2%	12/31/2015	1.52	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
2018	1.8%
2017	1.3%
2016	1.7%
2015	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Flexible Bond Portfolio Institutional Class - 06-601
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,693,765	$12,685,984	1,070,630
Receivables: investments sold	25,321
Payables: investments purchased	-
Net assets	$12,719,086

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,699,023	4,052,068	$2.64
Band 100	-	-	2.75
Band 75	-	-	2.86
Band 50	-	-	2.98
Band 25	-	-	3.11
Band 0	2,020,063	575,003	3.51
Total	$12,719,086	4,627,071

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$808,178
Mortality & expense charges	(272,630)
Net investment income (loss)	535,548

Gain (loss) on investments:
Net realized gain (loss)	(325,421)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,852,348
Net gain (loss)	1,526,927

Increase (decrease) in net assets from operations	$2,062,475

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$535,548	$616,322
Net realized gain (loss)	(325,421)	(886,481)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,852,348	(612,497)

Increase (decrease) in net assets from operations	2,062,475	(882,656)

Contract owner transactions:
Proceeds from units sold	3,374,693	4,334,898
Cost of units redeemed	(20,077,798)	(17,103,559)
Account charges	(8,934)	(11,629)
Increase (decrease)	(16,712,039)	(12,780,290)
Net increase (decrease)	(14,649,564)	(13,662,946)
Net assets, beginning	27,368,650	41,031,596
Net assets, ending	$12,719,086	$27,368,650

Units sold	1,331,393	1,774,130
Units redeemed	(7,717,964)	(7,003,064)
Net increase (decrease)	(6,386,571)	(5,228,934)
Units outstanding, beginning	11,013,642	16,242,576
Units outstanding, ending	4,627,071	11,013,642

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$160,601,700
Cost of units redeemed/account charges	(163,729,983)
Net investment income (loss)	13,841,641
Net realized gain (loss)	(1,521,376)
Realized gain distributions	3,519,323
Net change in unrealized appreciation (depreciation)	7,781
Net assets	$12,719,086

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.64	4,052	$10,699	1.25%	8.2%	12/31/2019	$2.75	0	$0	1.00%	8.5%	12/31/2019	$2.86	0	$0	0.75%	8.8%
12/31/2018	2.44	10,368	25,298	1.25%	-2.2%	12/31/2018	2.53	0	0	1.00%	-2.0%	12/31/2018	2.63	0	0	0.75%	-1.7%
12/31/2017	2.50	15,581	38,889	1.25%	2.3%	12/31/2017	2.59	0	0	1.00%	2.6%	12/31/2017	2.68	0	0	0.75%	2.8%
12/31/2016	2.44	16,795	40,961	1.25%	1.2%	12/31/2016	2.52	0	0	1.00%	1.4%	12/31/2016	2.61	0	0	0.75%	1.7%
12/31/2015	2.41	15,307	36,892	1.25%	-1.0%	12/31/2015	2.49	0	0	1.00%	-0.8%	12/31/2015	2.56	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.98	0	$0	0.50%	9.0%	12/31/2019	$3.11	0	$0	0.25%	9.3%	12/31/2019	$3.51	575	$2,020	0.00%	9.6%
12/31/2018	2.74	0	0	0.50%	-1.5%	12/31/2018	2.84	0	0	0.25%	-1.3%	12/31/2018	3.21	646	2,071	0.00%	-1.0%
12/31/2017	2.78	0	0	0.50%	3.1%	12/31/2017	2.88	0	0	0.25%	3.4%	12/31/2017	3.24	662	2,142	0.00%	3.6%
12/31/2016	2.69	0	0	0.50%	2.0%	12/31/2016	2.78	0	0	0.25%	2.2%	12/31/2016	3.13	614	1,918	0.00%	2.5%
12/31/2015	2.64	0	0	0.50%	-0.3%	12/31/2015	2.72	0	0	0.25%	0.0%	12/31/2015	3.05	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.0%
2018	3.0%
2017	3.0%
2016	3.0%
2015	2.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Global Research Portfolio Institutional Class - 06-600
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,528,106	$7,063,683	221,338
Receivables: investments sold	-
Payables: investments purchased	(2,589)
Net assets	$12,525,517

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,525,517	4,089,894	$3.06
Band 100	-	-	3.19
Band 75	-	-	3.32
Band 50	-	-	3.46
Band 25	-	-	3.60
Band 0	-	-	4.07
Total	$12,525,517	4,089,894

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$119,984
Mortality & expense charges	(151,198)
Net investment income (loss)	(31,214)

Gain (loss) on investments:
Net realized gain (loss)	734,330
Realized gain distributions	733,240
Net change in unrealized appreciation (depreciation)	1,458,407
Net gain (loss)	2,925,977

Increase (decrease) in net assets from operations	$2,894,763

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(31,214)	$(16,615)
Net realized gain (loss)	734,330	459,830
Realized gain distributions	733,240	-
Net change in unrealized appreciation (depreciation)	1,458,407	(1,398,151)

Increase (decrease) in net assets from operations	2,894,763	(954,936)

Contract owner transactions:
Proceeds from units sold	371,055	401,339
Cost of units redeemed	(1,776,753)	(1,142,596)
Account charges	(3,367)	(3,704)
Increase (decrease)	(1,409,065)	(744,961)
Net increase (decrease)	1,485,698	(1,699,897)
Net assets, beginning	11,039,819	12,739,716
Net assets, ending	$12,525,517	$11,039,819

Units sold	165,943	160,564
Units redeemed	(669,990)	(442,244)
Net increase (decrease)	(504,047)	(281,680)
Units outstanding, beginning	4,593,941	4,875,621
Units outstanding, ending	4,089,894	4,593,941

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$260,112,236
Cost of units redeemed/account charges	(246,450,094)
Net investment income (loss)	2,937,373
Net realized gain (loss)	(10,480,737)
Realized gain distributions	942,316
Net change in unrealized appreciation (depreciation)	5,464,423
Net assets	$12,525,517

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.06	4,090	$12,526	1.25%	27.4%	12/31/2019	$3.19	0	$0	1.00%	27.8%	12/31/2019	$3.32	0	$0	0.75%	28.1%
12/31/2018	2.40	4,594	11,040	1.25%	-8.0%	12/31/2018	2.50	0	0	1.00%	-7.8%	12/31/2018	2.59	0	0	0.75%	-7.6%
12/31/2017	2.61	4,876	12,740	1.25%	25.5%	12/31/2017	2.71	0	0	1.00%	25.8%	12/31/2017	2.81	0	0	0.75%	26.1%
12/31/2016	2.08	5,530	11,517	1.25%	0.8%	12/31/2016	2.15	0	0	1.00%	1.1%	12/31/2016	2.23	0	0	0.75%	1.3%
12/31/2015	2.07	5,948	12,289	1.25%	-3.5%	12/31/2015	2.13	0	0	1.00%	-3.3%	12/31/2015	2.20	0	0	0.75%	-3.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.46	0	$0	0.50%	28.4%	12/31/2019	$3.60	0	$0	0.25%	28.7%	12/31/2019	$4.07	0	$0	0.00%	29.0%
12/31/2018	2.69	0	0	0.50%	-7.3%	12/31/2018	2.80	0	0	0.25%	-7.1%	12/31/2018	3.16	0	0	0.00%	-6.9%
12/31/2017	2.91	0	0	0.50%	26.4%	12/31/2017	3.01	0	0	0.25%	26.7%	12/31/2017	3.39	0	0	0.00%	27.0%
12/31/2016	2.30	0	0	0.50%	1.6%	12/31/2016	2.38	0	0	0.25%	1.8%	12/31/2016	2.67	0	0	0.00%	2.1%
12/31/2015	2.27	0	0	0.50%	-2.8%	12/31/2015	2.34	0	0	0.25%	-2.5%	12/31/2015	2.62	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.0%
2018	1.2%
2017	0.8%
2016	1.1%
2015	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Mid Cap Value Portfolio Service Class - 06-259
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,971	$13,862	866
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$13,973

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,973	6,286	$2.22
Band 100	-	-	2.30
Band 75	-	-	2.37
Band 50	-	-	2.45
Band 25	-	-	2.54
Band 0	-	-	2.62
Total	$13,973	6,286

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$322
Mortality & expense charges	(281)
Net investment income (loss)	41

Gain (loss) on investments:
Net realized gain (loss)	(2,113)
Realized gain distributions	2,040
Net change in unrealized appreciation (depreciation)	5,477
Net gain (loss)	5,404

Increase (decrease) in net assets from operations	$5,445

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$41	$(98)
Net realized gain (loss)	(2,113)	(66)
Realized gain distributions	2,040	2,575
Net change in unrealized appreciation (depreciation)	5,477	(6,895)

Increase (decrease) in net assets from operations	5,445	(4,484)

Contract owner transactions:
Proceeds from units sold	1,043	1,996
Cost of units redeemed	(18,120)	(504)
Account charges	(4)	(4)
Increase (decrease)	(17,081)	1,488
Net increase (decrease)	(11,636)	(2,996)
Net assets, beginning	25,609	28,605
Net assets, ending	$13,973	$25,609

Units sold	522	1,107
Units redeemed	(9,032)	(376)
Net increase (decrease)	(8,510)	731
Units outstanding, beginning	14,796	14,065
Units outstanding, ending	6,286	14,796

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,471,684
Cost of units redeemed/account charges	(7,237,868)
Net investment income (loss)	(40,243)
Net realized gain (loss)	610,644
Realized gain distributions	209,647
Net change in unrealized appreciation (depreciation)	109
Net assets	$13,973

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.22	6	$14	1.25%	28.4%	12/31/2019	$2.30	0	$0	1.00%	28.8%	12/31/2019	$2.37	0	$0	0.75%	29.1%
12/31/2018	1.73	15	26	1.25%	-14.9%	12/31/2018	1.78	0	0	1.00%	-14.7%	12/31/2018	1.84	0	0	0.75%	-14.5%
12/31/2017	2.03	14	29	1.25%	12.2%	12/31/2017	2.09	0	0	1.00%	12.5%	12/31/2017	2.15	0	0	0.75%	12.8%
12/31/2016	1.81	43	78	1.25%	17.3%	12/31/2016	1.86	0	0	1.00%	17.6%	12/31/2016	1.91	0	0	0.75%	17.9%
12/31/2015	1.55	52	80	1.25%	-4.9%	12/31/2015	1.58	0	0	1.00%	-4.6%	12/31/2015	1.62	0	0	0.75%	-4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.45	0	$0	0.50%	29.4%	12/31/2019	$2.54	0	$0	0.25%	29.7%	12/31/2019	$2.62	0	$0	0.00%	30.0%
12/31/2018	1.90	0	0	0.50%	-14.3%	12/31/2018	1.96	0	0	0.25%	-14.0%	12/31/2018	2.02	0	0	0.00%	-13.8%
12/31/2017	2.21	0	0	0.50%	13.1%	12/31/2017	2.27	0	0	0.25%	13.3%	12/31/2017	2.34	0	0	0.00%	13.6%
12/31/2016	1.96	0	0	0.50%	18.2%	12/31/2016	2.01	0	0	0.25%	18.5%	12/31/2016	2.06	0	0	0.00%	18.8%
12/31/2015	1.66	0	0	0.50%	-4.2%	12/31/2015	1.69	0	0	0.25%	-3.9%	12/31/2015	1.73	0	0	0.00%	-3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	1.0%
2017	0.4%
2016	1.0%
2015	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Balanced Fund R Class - 06-612
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,949,292	$11,725,236	381,228
Receivables: investments sold	-
Payables: investments purchased	(26,826)
Net assets	$13,922,466

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,120,308	4,147,964	$1.96
Band 100	2,634,326	1,315,132	2.00
Band 75	-	-	2.05
Band 50	2,705,781	1,290,236	2.10
Band 25	-	-	2.15
Band 0	462,051	210,447	2.20
Total	$13,922,466	6,963,779

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$219,634
Mortality & expense charges	(143,244)
Net investment income (loss)	76,390

Gain (loss) on investments:
Net realized gain (loss)	366,547
Realized gain distributions	113,355
Net change in unrealized appreciation (depreciation)	2,083,727
Net gain (loss)	2,563,629

Increase (decrease) in net assets from operations	$2,640,019

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$76,390	$(3,776)
Net realized gain (loss)	366,547	922,468
Realized gain distributions	113,355	692,159
Net change in unrealized appreciation (depreciation)	2,083,727	(1,576,565)

Increase (decrease) in net assets from operations	2,640,019	34,286

Contract owner transactions:
Proceeds from units sold	1,911,296	1,591,080
Cost of units redeemed	(4,526,983)	(9,264,402)
Account charges	(5,310)	(6,344)
Increase (decrease)	(2,620,997)	(7,679,666)
Net increase (decrease)	19,022	(7,645,380)
Net assets, beginning	13,903,444	21,548,824
Net assets, ending	$13,922,466	$13,903,444

Units sold	1,155,333	933,433
Units redeemed	(2,585,397)	(5,477,761)
Net increase (decrease)	(1,430,064)	(4,544,328)
Units outstanding, beginning	8,393,843	12,938,171
Units outstanding, ending	6,963,779	8,393,843

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$30,115,127
Cost of units redeemed/account charges	(22,227,046)
Net investment income (loss)	268,911
Net realized gain (loss)	1,605,955
Realized gain distributions	1,935,463
Net change in unrealized appreciation (depreciation)	2,224,056
Net assets	$13,922,466

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.96	4,148	$8,120	1.25%	20.2%	12/31/2019	$2.00	1,315	$2,634	1.00%	20.5%	12/31/2019	$2.05	0	$0	0.75%	20.8%
12/31/2018	1.63	5,227	8,511	1.25%	-1.2%	12/31/2018	1.66	1,503	2,498	1.00%	-1.0%	12/31/2018	1.70	0	0	0.75%	-0.7%
12/31/2017	1.65	9,437	15,556	1.25%	16.3%	12/31/2017	1.68	1,779	2,985	1.00%	16.6%	12/31/2017	1.71	0	0	0.75%	16.9%
12/31/2016	1.42	11,562	16,383	1.25%	2.6%	12/31/2016	1.44	2,058	2,962	1.00%	2.9%	12/31/2016	1.46	0	0	0.75%	3.1%
12/31/2015	1.38	1,693	2,338	1.25%	-1.2%	12/31/2015	1.40	0	0	1.00%	-1.0%	12/31/2015	1.42	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.10	1,290	$2,706	0.50%	21.1%	12/31/2019	$2.15	0	$0	0.25%	21.4%	12/31/2019	$2.20	210	$462	0.00%	21.7%
12/31/2018	1.73	1,468	2,541	0.50%	-0.5%	12/31/2018	1.77	0	0	0.25%	-0.2%	12/31/2018	1.80	196	353	0.00%	0.0%
12/31/2017	1.74	1,543	2,684	0.50%	17.2%	12/31/2017	1.77	0	0	0.25%	17.5%	12/31/2017	1.80	180	324	0.00%	17.8%
12/31/2016	1.48	1,621	2,406	0.50%	3.4%	12/31/2016	1.51	0	0	0.25%	3.6%	12/31/2016	1.53	230	352	0.00%	3.9%
12/31/2015	1.44	0	0	0.50%	-0.5%	12/31/2015	1.45	0	0	0.25%	-0.2%	12/31/2015	1.47	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	1.0%
2017	1.4%
2016	1.4%
2015	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Forty Fund R Class - 06-154
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,064,875	$2,739,082	92,533
Receivables: investments sold	-
Payables: investments purchased	(9,405)
Net assets	$3,055,470

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,209,825	575,961	$3.84
Band 100	845,645	212,496	3.98
Band 75	-	-	4.13
Band 50	-	-	4.28
Band 25	-	-	4.44
Band 0	-	-	4.61
Total	$3,055,470	788,457

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,796
Mortality & expense charges	(34,515)
Net investment income (loss)	(32,719)

Gain (loss) on investments:
Net realized gain (loss)	49,339
Realized gain distributions	216,295
Net change in unrealized appreciation (depreciation)	616,563
Net gain (loss)	882,197

Increase (decrease) in net assets from operations	$849,478

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(32,719)	$(38,815)
Net realized gain (loss)	49,339	39,326
Realized gain distributions	216,295	235,814
Net change in unrealized appreciation (depreciation)	616,563	(236,010)

Increase (decrease) in net assets from operations	849,478	315

Contract owner transactions:
Proceeds from units sold	289,420	472,840
Cost of units redeemed	(754,695)	(766,530)
Account charges	(471)	(533)
Increase (decrease)	(465,746)	(294,223)
Net increase (decrease)	383,732	(293,908)
Net assets, beginning	2,671,738	2,965,646
Net assets, ending	$3,055,470	$2,671,738

Units sold	90,334	153,072
Units redeemed	(227,834)	(250,207)
Net increase (decrease)	(137,500)	(97,135)
Units outstanding, beginning	925,957	1,023,092
Units outstanding, ending	788,457	925,957

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$10,522,312
Cost of units redeemed/account charges	(10,789,878)
Net investment income (loss)	(287,686)
Net realized gain (loss)	90,817
Realized gain distributions	3,194,112
Net change in unrealized appreciation (depreciation)	325,793
Net assets	$3,055,470

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.84	576	$2,210	1.25%	34.2%	12/31/2019	$3.98	212	$846	1.00%	34.6%	12/31/2019	$4.13	0	$0	0.75%	34.9%
12/31/2018	2.86	672	1,922	1.25%	-0.5%	12/31/2018	2.96	254	750	1.00%	-0.2%	12/31/2018	3.06	0	0	0.75%	0.0%
12/31/2017	2.87	721	2,070	1.25%	27.1%	12/31/2017	2.96	302	896	1.00%	27.5%	12/31/2017	3.06	0	0	0.75%	27.8%
12/31/2016	2.26	766	1,731	1.25%	0.4%	12/31/2016	2.33	363	844	1.00%	0.7%	12/31/2016	2.39	0	0	0.75%	0.9%
12/31/2015	2.25	1,008	2,266	1.25%	10.1%	12/31/2015	2.31	389	899	1.00%	10.3%	12/31/2015	2.37	0	0	0.75%	10.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.28	0	$0	0.50%	35.2%	12/31/2019	$4.44	0	$0	0.25%	35.6%	12/31/2019	$4.61	0	$0	0.00%	35.9%
12/31/2018	3.17	0	0	0.50%	0.3%	12/31/2018	3.28	0	0	0.25%	0.5%	12/31/2018	3.39	0	0	0.00%	0.8%
12/31/2017	3.16	0	0	0.50%	28.1%	12/31/2017	3.26	0	0	0.25%	28.4%	12/31/2017	3.36	0	0	0.00%	28.7%
12/31/2016	2.46	0	0	0.50%	1.2%	12/31/2016	2.54	0	0	0.25%	1.4%	12/31/2016	2.61	0	0	0.00%	1.7%
12/31/2015	2.44	0	0	0.50%	10.9%	12/31/2015	2.50	0	0	0.25%	11.2%	12/31/2015	2.57	5	13	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.1%
2018	0.0%
2017	0.9%
2016	0.0%
2015	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Forty Fund A Class - 06-603
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,782,913	$3,853,219	100,620
Receivables: investments sold	-
Payables: investments purchased	(1,608)
Net assets	$3,781,305

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,781,305	1,145,085	$3.30
Band 100	-	-	3.38
Band 75	-	-	3.46
Band 50	-	-	3.55
Band 25	-	-	3.63
Band 0	-	-	3.72
Total	$3,781,305	1,145,085

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,311
Mortality & expense charges	(5,115)
Net investment income (loss)	(1,804)

Gain (loss) on investments:
Net realized gain (loss)	2,073
Realized gain distributions	236,495
Net change in unrealized appreciation (depreciation)	(63,964)
Net gain (loss)	174,604

Increase (decrease) in net assets from operations	$172,800

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,804)	$(1,374)
Net realized gain (loss)	2,073	369
Realized gain distributions	236,495	8,395
Net change in unrealized appreciation (depreciation)	(63,964)	(8,993)

Increase (decrease) in net assets from operations	172,800	(1,603)

Contract owner transactions:
Proceeds from units sold	3,515,293	44,520
Cost of units redeemed	(14,053)	(2,261)
Account charges	(32)	(11)
Increase (decrease)	3,501,208	42,248
Net increase (decrease)	3,674,008	40,645
Net assets, beginning	107,297	66,652
Net assets, ending	$3,781,305	$107,297

Units sold	1,105,781	17,441
Units redeemed	(4,484)	(836)
Net increase (decrease)	1,101,297	16,605
Units outstanding, beginning	43,788	27,183
Units outstanding, ending	1,145,085	43,788

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,541,246
Cost of units redeemed/account charges	(1,031,166)
Net investment income (loss)	(11,106)
Net realized gain (loss)	55,702
Realized gain distributions	296,935
Net change in unrealized appreciation (depreciation)	(70,306)
Net assets	$3,781,305

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.30	1,145	$3,781	1.25%	34.8%	12/31/2019	$3.38	0	$0	1.00%	35.1%	12/31/2019	$3.46	0	$0	0.75%	35.4%
12/31/2018	2.45	44	107	1.25%	-0.1%	12/31/2018	2.50	0	0	1.00%	0.2%	12/31/2018	2.56	0	0	0.75%	0.4%
12/31/2017	2.45	27	67	1.25%	27.6%	12/31/2017	2.50	0	0	1.00%	27.9%	12/31/2017	2.55	0	0	0.75%	28.2%
12/31/2016	1.92	20	39	1.25%	0.8%	12/31/2016	1.95	0	0	1.00%	1.0%	12/31/2016	1.99	0	0	0.75%	1.3%
12/31/2015	1.91	169	323	1.25%	10.5%	12/31/2015	1.93	0	0	1.00%	10.7%	12/31/2015	1.96	0	0	0.75%	11.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.55	0	$0	0.50%	35.8%	12/31/2019	$3.63	0	$0	0.25%	36.1%	12/31/2019	$3.72	0	$0	0.00%	36.5%
12/31/2018	2.61	0	0	0.50%	0.7%	12/31/2018	2.67	0	0	0.25%	0.9%	12/31/2018	2.73	0	0	0.00%	1.2%
12/31/2017	2.60	0	0	0.50%	28.6%	12/31/2017	2.65	0	0	0.25%	28.9%	12/31/2017	2.70	0	0	0.00%	29.2%
12/31/2016	2.02	0	0	0.50%	1.5%	12/31/2016	2.05	0	0	0.25%	1.8%	12/31/2016	2.09	0	0	0.00%	2.0%
12/31/2015	1.99	0	0	0.50%	11.3%	12/31/2015	2.02	0	0	0.25%	11.6%	12/31/2015	2.04	0	0	0.00%	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.2%
2018	0.0%
2017	0.9%
2016	0.0%
2015	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Growth and Income Fund R Class - 06-156
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$889,116	$627,721	14,653
Receivables: investments sold	-
Payables: investments purchased	(66)
Net assets	$889,050

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$244,416	95,406	$2.56
Band 100	122,222	45,996	2.66
Band 75	-	-	2.76
Band 50	522,412	182,749	2.86
Band 25	-	-	2.97
Band 0	-	-	3.08
Total	$889,050	324,151

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$11,769
Mortality & expense charges	(7,060)
Net investment income (loss)	4,709

Gain (loss) on investments:
Net realized gain (loss)	80,978
Realized gain distributions	17,471
Net change in unrealized appreciation (depreciation)	102,024
Net gain (loss)	200,473

Increase (decrease) in net assets from operations	$205,182

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,709	$7,942
Net realized gain (loss)	80,978	36,611
Realized gain distributions	17,471	51,651
Net change in unrealized appreciation (depreciation)	102,024	(130,545)

Increase (decrease) in net assets from operations	205,182	(34,341)

Contract owner transactions:
Proceeds from units sold	30,537	127,894
Cost of units redeemed	(309,757)	(117,736)
Account charges	(253)	(225)
Increase (decrease)	(279,473)	9,933
Net increase (decrease)	(74,291)	(24,408)
Net assets, beginning	963,341	987,749
Net assets, ending	$889,050	$963,341

Units sold	13,032	55,548
Units redeemed	(128,420)	(50,756)
Net increase (decrease)	(115,388)	4,792
Units outstanding, beginning	439,539	434,747
Units outstanding, ending	324,151	439,539

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,330,644
Cost of units redeemed/account charges	(2,382,114)
Net investment income (loss)	57,778
Net realized gain (loss)	234,996
Realized gain distributions	386,351
Net change in unrealized appreciation (depreciation)	261,395
Net assets	$889,050

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.56	95	$244	1.25%	24.5%	12/31/2019	$2.66	46	$122	1.00%	24.9%	12/31/2019	$2.76	0	$0	0.75%	25.2%
12/31/2018	2.06	113	233	1.25%	-3.8%	12/31/2018	2.13	86	183	1.00%	-3.6%	12/31/2018	2.20	0	0	0.75%	-3.3%
12/31/2017	2.14	99	212	1.25%	22.6%	12/31/2017	2.21	91	200	1.00%	22.9%	12/31/2017	2.28	0	0	0.75%	23.2%
12/31/2016	1.74	117	203	1.25%	10.9%	12/31/2016	1.80	89	159	1.00%	11.1%	12/31/2016	1.85	0	0	0.75%	11.4%
12/31/2015	1.57	114	180	1.25%	-0.4%	12/31/2015	1.62	48	78	1.00%	-0.2%	12/31/2015	1.66	0	0	0.75%	0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.86	183	$522	0.50%	25.5%	12/31/2019	$2.97	0	$0	0.25%	25.8%	12/31/2019	$3.08	0	$0	0.00%	26.1%
12/31/2018	2.28	240	547	0.50%	-3.1%	12/31/2018	2.36	0	0	0.25%	-2.8%	12/31/2018	2.44	0	0	0.00%	-2.6%
12/31/2017	2.35	245	575	0.50%	23.5%	12/31/2017	2.43	0	0	0.25%	23.8%	12/31/2017	2.50	0	0	0.00%	24.1%
12/31/2016	1.90	348	663	0.50%	11.7%	12/31/2016	1.96	0	0	0.25%	12.0%	12/31/2016	2.02	0	0	0.00%	12.2%
12/31/2015	1.70	351	598	0.50%	0.3%	12/31/2015	1.75	0	0	0.25%	0.6%	12/31/2015	1.80	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	1.6%
2017	1.6%
2016	1.8%
2015	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Mid Cap Value Fund R Class - 06-261
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$537,031	$543,658	33,309
Receivables: investments sold	-
Payables: investments purchased	(1,089)
Net assets	$535,942

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$319,425	150,493	$2.12
Band 100	121,558	55,391	2.19
Band 75	-	-	2.27
Band 50	94,959	40,520	2.34
Band 25	-	-	2.42
Band 0	-	-	2.50
Total	$535,942	246,404

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,053
Mortality & expense charges	(6,267)
Net investment income (loss)	(4,214)

Gain (loss) on investments:
Net realized gain (loss)	(91,868)
Realized gain distributions	7,522
Net change in unrealized appreciation (depreciation)	254,264
Net gain (loss)	169,918

Increase (decrease) in net assets from operations	$165,704

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,214)	$(4,521)
Net realized gain (loss)	(91,868)	(31,249)
Realized gain distributions	7,522	90,068
Net change in unrealized appreciation (depreciation)	254,264	(191,383)

Increase (decrease) in net assets from operations	165,704	(137,085)

Contract owner transactions:
Proceeds from units sold	40,512	132,624
Cost of units redeemed	(420,097)	(372,397)
Account charges	(264)	(462)
Increase (decrease)	(379,849)	(240,235)
Net increase (decrease)	(214,145)	(377,320)
Net assets, beginning	750,087	1,127,407
Net assets, ending	$535,942	$750,087

Units sold	21,622	68,926
Units redeemed	(219,772)	(193,024)
Net increase (decrease)	(198,150)	(124,098)
Units outstanding, beginning	444,554	568,652
Units outstanding, ending	246,404	444,554

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$7,801,536
Cost of units redeemed/account charges	(9,030,751)
Net investment income (loss)	(14,228)
Net realized gain (loss)	208,152
Realized gain distributions	1,577,860
Net change in unrealized appreciation (depreciation)	(6,627)
Net assets	$535,942

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.12	150	$319	1.25%	27.9%	12/31/2019	$2.19	55	$122	1.00%	28.2%	12/31/2019	$2.27	0	$0	0.75%	28.6%
12/31/2018	1.66	326	540	1.25%	-14.8%	12/31/2018	1.71	61	104	1.00%	-14.6%	12/31/2018	1.76	0	0	0.75%	-14.4%
12/31/2017	1.95	409	798	1.25%	11.9%	12/31/2017	2.00	69	138	1.00%	12.2%	12/31/2017	2.06	0	0	0.75%	12.5%
12/31/2016	1.74	556	968	1.25%	16.7%	12/31/2016	1.79	69	123	1.00%	17.0%	12/31/2016	1.83	0	0	0.75%	17.3%
12/31/2015	1.49	824	1,230	1.25%	-5.5%	12/31/2015	1.53	72	110	1.00%	-5.3%	12/31/2015	1.56	0	0	0.75%	-5.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.34	41	$95	0.50%	28.9%	12/31/2019	$2.42	0	$0	0.25%	29.2%	12/31/2019	$2.50	0	$0	0.00%	29.5%
12/31/2018	1.82	58	106	0.50%	-14.2%	12/31/2018	1.87	0	0	0.25%	-14.0%	12/31/2018	1.93	0	0	0.00%	-13.8%
12/31/2017	2.12	90	191	0.50%	12.8%	12/31/2017	2.18	0	0	0.25%	13.1%	12/31/2017	2.24	0	0	0.00%	13.3%
12/31/2016	1.88	45	84	0.50%	17.5%	12/31/2016	1.93	0	0	0.25%	17.8%	12/31/2016	1.98	0	0	0.00%	18.1%
12/31/2015	1.60	46	74	0.50%	-4.8%	12/31/2015	1.64	0	0	0.25%	-4.6%	12/31/2015	1.67	10	17	0.00%	-4.3%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.3%
2018	0.7%
2017	0.0%
2016	1.0%
2015	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Mid Cap Value Fund A Class - 06-604
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$48,226	$39,878	2,933
Receivables: investments sold	-
Payables: investments purchased	(206)
Net assets	$48,020

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$48,020	22,645	$2.12
Band 100	-	-	2.17
Band 75	-	-	2.22
Band 50	-	-	2.28
Band 25	-	-	2.33
Band 0	-	-	2.39
Total	$48,020	22,645

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$332
Mortality & expense charges	(2,241)
Net investment income (loss)	(1,909)

Gain (loss) on investments:
Net realized gain (loss)	(63,029)
Realized gain distributions	659
Net change in unrealized appreciation (depreciation)	132,707
Net gain (loss)	70,337

Increase (decrease) in net assets from operations	$68,428

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,909)	$2,713
Net realized gain (loss)	(63,029)	(168)
Realized gain distributions	659	46,443
Net change in unrealized appreciation (depreciation)	132,707	(119,938)

Increase (decrease) in net assets from operations	68,428	(70,950)

Contract owner transactions:
Proceeds from units sold	15,683	401,923
Cost of units redeemed	(431,316)	(134)
Account charges	(1)	(1)
Increase (decrease)	(415,634)	401,788
Net increase (decrease)	(347,206)	330,838
Net assets, beginning	395,226	64,388
Net assets, ending	$48,020	$395,226

Units sold	8,252	206,075
Units redeemed	(224,889)	(79)
Net increase (decrease)	(216,637)	205,996
Units outstanding, beginning	239,282	33,286
Units outstanding, ending	22,645	239,282

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$7,217,232
Cost of units redeemed/account charges	(9,261,187)
Net investment income (loss)	56,136
Net realized gain (loss)	818,088
Realized gain distributions	1,209,403
Net change in unrealized appreciation (depreciation)	8,348
Net assets	$48,020

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.12	23	$48	1.25%	28.4%	12/31/2019	$2.17	0	$0	1.00%	28.7%	12/31/2019	$2.22	0	$0	0.75%	29.0%
12/31/2018	1.65	239	395	1.25%	-14.6%	12/31/2018	1.69	0	0	1.00%	-14.4%	12/31/2018	1.72	0	0	0.75%	-14.2%
12/31/2017	1.93	33	64	1.25%	12.3%	12/31/2017	1.97	0	0	1.00%	12.5%	12/31/2017	2.01	0	0	0.75%	12.8%
12/31/2016	1.72	16	28	1.25%	17.0%	12/31/2016	1.75	0	0	1.00%	17.3%	12/31/2016	1.78	0	0	0.75%	17.6%
12/31/2015	1.47	23	33	1.25%	-5.2%	12/31/2015	1.49	0	0	1.00%	-5.0%	12/31/2015	1.51	0	0	0.75%	-4.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.28	0	$0	0.50%	29.3%	12/31/2019	$2.33	0	$0	0.25%	29.7%	12/31/2019	$2.39	0	$0	0.00%	30.0%
12/31/2018	1.76	0	0	0.50%	-14.0%	12/31/2018	1.80	0	0	0.25%	-13.7%	12/31/2018	1.84	0	0	0.00%	-13.5%
12/31/2017	2.05	0	0	0.50%	13.1%	12/31/2017	2.09	0	0	0.25%	13.4%	12/31/2017	2.13	0	0	0.00%	13.7%
12/31/2016	1.81	0	0	0.50%	17.9%	12/31/2016	1.84	0	0	0.25%	18.2%	12/31/2016	1.87	0	0	0.00%	18.5%
12/31/2015	1.54	0	0	0.50%	-4.5%	12/31/2015	1.56	0	0	0.25%	-4.2%	12/31/2015	1.58	0	0	0.00%	-4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.1%
2018	2.0%
2017	0.1%
2016	1.2%
2015	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Small Cap Value Fund Service Class - 06-615
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,064,228	$9,301,510	440,083
Receivables: investments sold	-
Payables: investments purchased	(25,934)
Net assets	$10,038,294

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,884,275	3,313,267	$2.98
Band 100	16,492	5,308	3.11
Band 75	-	-	3.24
Band 50	-	-	3.37
Band 25	-	-	3.51
Band 0	137,527	37,605	3.66
Total	$10,038,294	3,356,180

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$55,946
Mortality & expense charges	(51,434)
Net investment income (loss)	4,512

Gain (loss) on investments:
Net realized gain (loss)	(17,456)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,013,718
Net gain (loss)	996,262

Increase (decrease) in net assets from operations	$1,000,774

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,512	$(16,784)
Net realized gain (loss)	(17,456)	20,991
Realized gain distributions	-	96,837
Net change in unrealized appreciation (depreciation)	1,013,718	(316,465)

Increase (decrease) in net assets from operations	1,000,774	(215,421)

Contract owner transactions:
Proceeds from units sold	8,423,086	669,375
Cost of units redeemed	(711,384)	(649,507)
Account charges	(15,835)	(396)
Increase (decrease)	7,695,867	19,472
Net increase (decrease)	8,696,641	(195,949)
Net assets, beginning	1,341,653	1,537,602
Net assets, ending	$10,038,294	$1,341,653

Units sold	3,069,730	241,447
Units redeemed	(262,320)	(233,672)
Net increase (decrease)	2,807,410	7,775
Units outstanding, beginning	548,770	540,995
Units outstanding, ending	3,356,180	548,770

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$13,003,626
Cost of units redeemed/account charges	(4,643,776)
Net investment income (loss)	57,132
Net realized gain (loss)	33,306
Realized gain distributions	825,288
Net change in unrealized appreciation (depreciation)	762,718
Net assets	$10,038,294

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.98	3,313	$9,884	1.25%	24.1%	12/31/2019	$3.11	5	$16	1.00%	24.4%	12/31/2019	$3.24	0	$0	0.75%	24.7%
12/31/2018	2.40	501	1,205	1.25%	-14.5%	12/31/2018	2.50	5	13	1.00%	-14.3%	12/31/2018	2.60	0	0	0.75%	-14.0%
12/31/2017	2.81	480	1,349	1.25%	11.0%	12/31/2017	2.91	38	111	1.00%	11.2%	12/31/2017	3.02	0	0	0.75%	11.5%
12/31/2016	2.53	500	1,268	1.25%	24.4%	12/31/2016	2.62	50	131	1.00%	24.7%	12/31/2016	2.71	0	0	0.75%	25.0%
12/31/2015	2.04	489	996	1.25%	-4.1%	12/31/2015	2.10	8	16	1.00%	-3.8%	12/31/2015	2.17	0	0	0.75%	-3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.37	0	$0	0.50%	25.0%	12/31/2019	$3.51	0	$0	0.25%	25.3%	12/31/2019	$3.66	38	$138	0.00%	25.6%
12/31/2018	2.70	0	0	0.50%	-13.8%	12/31/2018	2.80	0	0	0.25%	-13.6%	12/31/2018	2.91	42	124	0.00%	-13.4%
12/31/2017	3.13	0	0	0.50%	11.8%	12/31/2017	3.24	0	0	0.25%	12.1%	12/31/2017	3.36	23	77	0.00%	12.4%
12/31/2016	2.80	0	0	0.50%	25.4%	12/31/2016	2.89	0	0	0.25%	25.7%	12/31/2016	2.99	17	51	0.00%	26.0%
12/31/2015	2.23	0	0	0.50%	-3.3%	12/31/2015	2.30	0	0	0.25%	-3.1%	12/31/2015	2.37	17	40	0.00%	-2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.0%
2018	0.0%
2017	1.6%
2016	0.3%
2015	2.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Research Fund A Class - 06-888
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$279,334	$280,681	5,664
Receivables: investments sold	570
Payables: investments purchased	-
Net assets	$279,904

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$279,904	163,913	$1.71
Band 100	-	-	1.73
Band 75	-	-	1.75
Band 50	-	-	1.77
Band 25	-	-	1.79
Band 0	-	-	1.82
Total	$279,904	163,913

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,095
Mortality & expense charges	(1,409)
Net investment income (loss)	(314)

Gain (loss) on investments:
Net realized gain (loss)	2,089
Realized gain distributions	24,535
Net change in unrealized appreciation (depreciation)	7,237
Net gain (loss)	33,861

Increase (decrease) in net assets from operations	$33,547

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(314)	$(2,834)
Net realized gain (loss)	2,089	12,562
Realized gain distributions	24,535	4,485
Net change in unrealized appreciation (depreciation)	7,237	(2,844)

Increase (decrease) in net assets from operations	33,547	11,369

Contract owner transactions:
Proceeds from units sold	248,758	229,192
Cost of units redeemed	(48,740)	(501,917)
Account charges	(41)	(27)
Increase (decrease)	199,977	(272,752)
Net increase (decrease)	233,524	(261,383)
Net assets, beginning	46,380	307,763
Net assets, ending	$279,904	$46,380

Units sold	161,309	163,003
Units redeemed	(33,645)	(357,197)
Net increase (decrease)	127,664	(194,194)
Units outstanding, beginning	36,249	230,443
Units outstanding, ending	163,913	36,249

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$776,898
Cost of units redeemed/account charges	(551,279)
Net investment income (loss)	(2,661)
Net realized gain (loss)	14,691
Realized gain distributions	43,602
Net change in unrealized appreciation (depreciation)	(1,347)
Net assets	$279,904

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.71	164	$280	1.25%	33.5%	12/31/2019	$1.73	0	$0	1.00%	33.8%	12/31/2019	$1.75	0	$0	0.75%	34.1%
12/31/2018	1.28	36	46	1.25%	-4.2%	12/31/2018	1.29	0	0	1.00%	-4.0%	12/31/2018	1.31	0	0	0.75%	-3.7%
12/31/2017	1.34	230	308	1.25%	24.4%	12/31/2017	1.35	0	0	1.00%	24.7%	12/31/2017	1.36	0	0	0.75%	25.0%
12/31/2016	1.07	9	10	1.25%	0.0%	12/31/2016	1.08	0	0	1.00%	0.3%	12/31/2016	1.08	0	0	0.75%	0.5%
12/31/2015	1.07	0	0	1.25%	7.3%	12/31/2015	1.08	0	0	1.00%	7.6%	12/31/2015	1.08	0	0	0.75%	7.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.77	0	$0	0.50%	34.5%	12/31/2019	$1.79	0	$0	0.25%	34.8%	12/31/2019	$1.82	0	$0	0.00%	35.1%
12/31/2018	1.32	0	0	0.50%	-3.5%	12/31/2018	1.33	0	0	0.25%	-3.2%	12/31/2018	1.34	0	0	0.00%	-3.0%
12/31/2017	1.37	0	0	0.50%	25.4%	12/31/2017	1.38	0	0	0.25%	25.7%	12/31/2017	1.39	0	0	0.00%	26.0%
12/31/2016	1.09	0	0	0.50%	0.8%	12/31/2016	1.09	0	0	0.25%	1.0%	12/31/2016	1.10	0	0	0.00%	1.3%
12/31/2015	1.08	0	0	0.50%	8.1%	12/31/2015	1.08	0	0	0.25%	8.4%	12/31/2015	1.09	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	0.0%
2017	0.7%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Triton Fund A Class - 06-889
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,708,285	$16,569,388	582,707
Receivables: investments sold	-
Payables: investments purchased	(63,890)
Net assets	$17,644,395

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,644,395	10,579,881	$1.67
Band 100	-	-	1.69
Band 75	-	-	1.71
Band 50	-	-	1.73
Band 25	-	-	1.75
Band 0	-	-	1.77
Total	$17,644,395	10,579,881

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(188,439)
Net investment income (loss)	(188,439)

Gain (loss) on investments:
Net realized gain (loss)	230,511
Realized gain distributions	743,597
Net change in unrealized appreciation (depreciation)	2,475,800
Net gain (loss)	3,449,908

Increase (decrease) in net assets from operations	$3,261,469

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(188,439)	$59,638
Net realized gain (loss)	230,511	491,764
Realized gain distributions	743,597	625,001
Net change in unrealized appreciation (depreciation)	2,475,800	(2,459,340)

Increase (decrease) in net assets from operations	3,261,469	(1,282,937)

Contract owner transactions:
Proceeds from units sold	6,614,875	7,623,145
Cost of units redeemed	(3,739,033)	(3,846,155)
Account charges	(49,309)	(32,448)
Increase (decrease)	2,826,533	3,744,542
Net increase (decrease)	6,088,002	2,461,605
Net assets, beginning	11,556,393	9,094,788
Net assets, ending	$17,644,395	$11,556,393

Units sold	4,191,504	5,118,336
Units redeemed	(2,372,380)	(2,792,941)
Net increase (decrease)	1,819,124	2,325,395
Units outstanding, beginning	8,760,757	6,435,362
Units outstanding, ending	10,579,881	8,760,757

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$24,579,031
Cost of units redeemed/account charges	(10,742,478)
Net investment income (loss)	(237,146)
Net realized gain (loss)	1,006,873
Realized gain distributions	1,899,218
Net change in unrealized appreciation (depreciation)	1,138,897
Net assets	$17,644,395

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.67	10,580	$17,644	1.25%	26.4%	12/31/2019	$1.69	0	$0	1.00%	26.7%	12/31/2019	$1.71	0	$0	0.75%	27.1%
12/31/2018	1.32	8,761	11,556	1.25%	-6.7%	12/31/2018	1.33	0	0	1.00%	-6.4%	12/31/2018	1.35	0	0	0.75%	-6.2%
12/31/2017	1.41	6,435	9,095	1.25%	25.1%	12/31/2017	1.42	0	0	1.00%	25.4%	12/31/2017	1.43	0	0	0.75%	25.7%
12/31/2016	1.13	4,203	4,749	1.25%	8.8%	12/31/2016	1.14	0	0	1.00%	9.1%	12/31/2016	1.14	0	0	0.75%	9.3%
12/31/2015	1.04	0	0	1.25%	3.9%	12/31/2015	1.04	0	0	1.00%	4.1%	12/31/2015	1.04	0	0	0.75%	4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.73	0	$0	0.50%	27.4%	12/31/2019	$1.75	0	$0	0.25%	27.7%	12/31/2019	$1.77	0	$0	0.00%	28.0%
12/31/2018	1.36	0	0	0.50%	-6.0%	12/31/2018	1.37	0	0	0.25%	-5.7%	12/31/2018	1.39	0	0	0.00%	-5.5%
12/31/2017	1.44	0	0	0.50%	26.0%	12/31/2017	1.46	0	0	0.25%	26.3%	12/31/2017	1.47	0	0	0.00%	26.6%
12/31/2016	1.15	0	0	0.50%	9.6%	12/31/2016	1.15	0	0	0.25%	9.9%	12/31/2016	1.16	0	0	0.00%	10.2%
12/31/2015	1.05	0	0	0.50%	4.6%	12/31/2015	1.05	0	0	0.25%	4.9%	12/31/2015	1.05	0	0	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	1.9%
2017	0.2%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Research Fund Service Class - 06-919 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.69
Band 100	-	-	1.72
Band 75	-	-	1.74
Band 50	-	-	1.76
Band 25	-	-	1.78
Band 0	-	-	1.80
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.69	0	$0	1.25%	33.2%	12/31/2019	$1.72	0	$0	1.00%	33.6%	12/31/2019	$1.74	0	$0	0.75%	33.9%
12/31/2018	1.27	0	0	1.25%	-4.3%	12/31/2018	1.28	0	0	1.00%	-4.1%	12/31/2018	1.30	0	0	0.75%	-3.9%
12/31/2017	1.33	0	0	1.25%	24.2%	12/31/2017	1.34	0	0	1.00%	24.5%	12/31/2017	1.35	0	0	0.75%	24.9%
12/31/2016	1.07	0	0	1.25%	-0.1%	12/31/2016	1.08	0	0	1.00%	0.1%	12/31/2016	1.08	0	0	0.75%	0.4%
12/31/2015	1.07	0	0	1.25%	7.2%	12/31/2015	1.07	0	0	1.00%	7.4%	12/31/2015	1.08	0	0	0.75%	7.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.76	0	$0	0.50%	34.2%	12/31/2019	$1.78	0	$0	0.25%	34.6%	12/31/2019	$1.80	0	$0	0.00%	34.9%
12/31/2018	1.31	0	0	0.50%	-3.6%	12/31/2018	1.32	0	0	0.25%	-3.4%	12/31/2018	1.34	0	0	0.00%	-3.1%
12/31/2017	1.36	0	0	0.50%	25.2%	12/31/2017	1.37	0	0	0.25%	25.5%	12/31/2017	1.38	0	0	0.00%	25.8%
12/31/2016	1.09	0	0	0.50%	0.7%	12/31/2016	1.09	0	0	0.25%	0.9%	12/31/2016	1.10	0	0	0.00%	1.2%
12/31/2015	1.08	0	0	0.50%	7.9%	12/31/2015	1.08	0	0	0.25%	8.2%	12/31/2015	1.08	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Triton Fund Service Class - 06-921
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,413,067	$2,232,616	81,226
Receivables: investments sold	20,479
Payables: investments purchased	-
Net assets	$2,433,546

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,954,056	1,174,079	$1.66
Band 100	-	-	1.69
Band 75	-	-	1.71
Band 50	-	-	1.73
Band 25	-	-	1.75
Band 0	479,490	270,785	1.77
Total	$2,433,546	1,444,864

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(23,798)
Net investment income (loss)	(23,798)

Gain (loss) on investments:
Net realized gain (loss)	80,534
Realized gain distributions	102,756
Net change in unrealized appreciation (depreciation)	455,928
Net gain (loss)	639,218

Increase (decrease) in net assets from operations	$615,420

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(23,798)	$14,011
Net realized gain (loss)	80,534	274,074
Realized gain distributions	102,756	132,885
Net change in unrealized appreciation (depreciation)	455,928	(530,201)

Increase (decrease) in net assets from operations	615,420	(109,231)

Contract owner transactions:
Proceeds from units sold	616,834	1,673,932
Cost of units redeemed	(1,241,909)	(1,713,694)
Account charges	(1,299)	(1,350)
Increase (decrease)	(626,374)	(41,112)
Net increase (decrease)	(10,954)	(150,343)
Net assets, beginning	2,444,500	2,594,843
Net assets, ending	$2,433,546	$2,444,500

Units sold	391,723	1,102,019
Units redeemed	(775,649)	(1,095,687)
Net increase (decrease)	(383,926)	6,332
Units outstanding, beginning	1,828,790	1,822,458
Units outstanding, ending	1,444,864	1,828,790

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,169,384
Cost of units redeemed/account charges	(3,714,548)
Net investment income (loss)	(26,701)
Net realized gain (loss)	421,119
Realized gain distributions	403,841
Net change in unrealized appreciation (depreciation)	180,451
Net assets	$2,433,546

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.66	1,174	$1,954	1.25%	26.3%	12/31/2019	$1.69	0	$0	1.00%	26.6%	12/31/2019	$1.71	0	$0	0.75%	27.0%
12/31/2018	1.32	1,304	1,718	1.25%	-6.7%	12/31/2018	1.33	0	0	1.00%	-6.4%	12/31/2018	1.34	0	0	0.75%	-6.2%
12/31/2017	1.41	1,405	1,983	1.25%	25.0%	12/31/2017	1.42	0	0	1.00%	25.3%	12/31/2017	1.43	0	0	0.75%	25.7%
12/31/2016	1.13	576	650	1.25%	8.8%	12/31/2016	1.13	0	0	1.00%	9.0%	12/31/2016	1.14	0	0	0.75%	9.3%
12/31/2015	1.04	165	172	1.25%	3.8%	12/31/2015	1.04	0	0	1.00%	4.1%	12/31/2015	1.04	0	0	0.75%	4.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.73	0	$0	0.50%	27.3%	12/31/2019	$1.75	0	$0	0.25%	27.6%	12/31/2019	$1.77	271	$479	0.00%	27.9%
12/31/2018	1.36	0	0	0.50%	-6.0%	12/31/2018	1.37	0	0	0.25%	-5.7%	12/31/2018	1.38	525	727	0.00%	-5.5%
12/31/2017	1.44	0	0	0.50%	26.0%	12/31/2017	1.45	0	0	0.25%	26.3%	12/31/2017	1.46	418	612	0.00%	26.6%
12/31/2016	1.15	0	0	0.50%	9.6%	12/31/2016	1.15	0	0	0.25%	9.9%	12/31/2016	1.16	485	561	0.00%	10.1%
12/31/2015	1.05	0	0	0.50%	4.6%	12/31/2015	1.05	0	0	0.25%	4.8%	12/31/2015	1.05	0	0	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	1.6%
2017	0.2%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson U.S. Managed Volatility Fund Service Class - 06-954
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$77,996	$67,362	6,678
Receivables: investments sold	5
Payables: investments purchased	-
Net assets	$78,001

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,065	31,400	$1.40
Band 100	33,936	23,895	1.42
Band 75	-	-	1.44
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$78,001	55,295

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$297
Mortality & expense charges	(1,019)
Net investment income (loss)	(722)

Gain (loss) on investments:
Net realized gain (loss)	7,914
Realized gain distributions	1,900
Net change in unrealized appreciation (depreciation)	12,898
Net gain (loss)	22,712

Increase (decrease) in net assets from operations	$21,990

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(722)	$(51)
Net realized gain (loss)	7,914	14,110
Realized gain distributions	1,900	8,475
Net change in unrealized appreciation (depreciation)	12,898	(29,011)

Increase (decrease) in net assets from operations	21,990	(6,477)

Contract owner transactions:
Proceeds from units sold	11,445	39,688
Cost of units redeemed	(98,595)	(71,160)
Account charges	(19)	(60)
Increase (decrease)	(87,169)	(31,532)
Net increase (decrease)	(65,179)	(38,009)
Net assets, beginning	143,180	181,189
Net assets, ending	$78,001	$143,180

Units sold	8,871	46,324
Units redeemed	(77,387)	(71,199)
Net increase (decrease)	(68,516)	(24,875)
Units outstanding, beginning	123,811	148,686
Units outstanding, ending	55,295	123,811

* Date of Fund Inception into Variable Account: 3 /24 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$7,654,192
Cost of units redeemed/account charges	(7,391,831)
Net investment income (loss)	(42,779)
Net realized gain (loss)	(164,387)
Realized gain distributions	12,172
Net change in unrealized appreciation (depreciation)	10,634
Net assets	$78,001

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.40	31	$44	1.25%	21.6%	12/31/2019	$1.42	24	$34	1.00%	22.0%	12/31/2019	$1.44	0	$0	0.75%	22.3%
12/31/2018	1.15	92	106	1.25%	-5.2%	12/31/2018	1.16	32	37	1.00%	-4.9%	12/31/2018	1.18	0	0	0.75%	-4.7%
12/31/2017	1.22	108	132	1.25%	18.6%	12/31/2017	1.22	40	50	1.00%	18.9%	12/31/2017	1.23	0	0	0.75%	19.2%
12/31/2016	1.03	119	122	1.25%	6.4%	12/31/2016	1.03	129	133	1.00%	6.7%	12/31/2016	1.03	0	0	0.75%	6.9%
12/31/2015	0.96	121	117	1.25%	-3.6%	12/31/2015	0.97	141	136	1.00%	-3.4%	12/31/2015	0.97	0	0	0.75%	-3.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.45	0	$0	0.50%	22.6%	12/31/2019	$1.47	0	$0	0.25%	22.9%	12/31/2019	$1.49	0	$0	0.00%	23.2%
12/31/2018	1.19	0	0	0.50%	-4.4%	12/31/2018	1.20	0	0	0.25%	-4.2%	12/31/2018	1.21	0	0	0.00%	-3.9%
12/31/2017	1.24	0	0	0.50%	19.5%	12/31/2017	1.25	0	0	0.25%	19.8%	12/31/2017	1.26	0	0	0.00%	20.1%
12/31/2016	1.04	0	0	0.50%	7.2%	12/31/2016	1.04	0	0	0.25%	7.5%	12/31/2016	1.05	0	0	0.00%	7.7%
12/31/2015	0.97	0	0	0.50%	-3.0%	12/31/2015	0.97	0	0	0.25%	-2.8%	12/31/2015	0.97	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.3%
2018	1.2%
2017	3.7%
2016	1.0%
2015	8.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Global Life Sciences Fund S Class - 06-CGW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$42,499	$37,865	718
Receivables: investments sold	21
Payables: investments purchased	-
Net assets	$42,520

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$42,520	30,854	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.44
Band 0	-	-	1.45
Total	$42,520	30,854

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$212
Mortality & expense charges	(1,048)
Net investment income (loss)	(836)

Gain (loss) on investments:
Net realized gain (loss)	1,445
Realized gain distributions	2,244
Net change in unrealized appreciation (depreciation)	11,955
Net gain (loss)	15,644

Increase (decrease) in net assets from operations	$14,808

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(836)	$1,166
Net realized gain (loss)	1,445	5,546
Realized gain distributions	2,244	7,936
Net change in unrealized appreciation (depreciation)	11,955	(11,308)

Increase (decrease) in net assets from operations	14,808	3,340

Contract owner transactions:
Proceeds from units sold	12,300	45,560
Cost of units redeemed	(70,944)	(34,902)
Account charges	-	(1)
Increase (decrease)	(58,644)	10,657
Net increase (decrease)	(43,836)	13,997
Net assets, beginning	86,356	72,359
Net assets, ending	$42,520	$86,356

Units sold	10,263	41,027
Units redeemed	(59,081)	(29,892)
Net increase (decrease)	(48,818)	11,135
Units outstanding, beginning	79,672	68,537
Units outstanding, ending	30,854	79,672

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$185,859
Cost of units redeemed/account charges	(171,528)
Net investment income (loss)	(773)
Net realized gain (loss)	13,221
Realized gain distributions	11,107
Net change in unrealized appreciation (depreciation)	4,634
Net assets	$42,520

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.38	31	$43	1.25%	27.1%	12/31/2019	$1.39	0	$0	1.00%	27.5%	12/31/2019	$1.41	0	$0	0.75%	27.8%
12/31/2018	1.08	80	86	1.25%	2.7%	12/31/2018	1.09	0	0	1.00%	2.9%	12/31/2018	1.10	0	0	0.75%	3.2%
12/31/2017	1.06	69	72	1.25%	20.6%	12/31/2017	1.06	0	0	1.00%	20.9%	12/31/2017	1.07	0	0	0.75%	21.2%
12/31/2016	0.88	33	29	1.25%	-13.7%	12/31/2016	0.88	0	0	1.00%	-13.5%	12/31/2016	0.88	0	0	0.75%	-13.3%
12/31/2015	1.01	0	0	1.25%	1.4%	12/31/2015	1.01	0	0	1.00%	1.4%	12/31/2015	1.01	0	0	0.75%	1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.42	0	$0	0.50%	28.1%	12/31/2019	$1.44	0	$0	0.25%	28.4%	12/31/2019	$1.45	0	$0	0.00%	28.7%
12/31/2018	1.11	0	0	0.50%	3.4%	12/31/2018	1.12	0	0	0.25%	3.7%	12/31/2018	1.13	0	0	0.00%	4.0%
12/31/2017	1.07	0	0	0.50%	21.5%	12/31/2017	1.08	0	0	0.25%	21.9%	12/31/2017	1.08	0	0	0.00%	22.2%
12/31/2016	0.88	0	0	0.50%	-13.0%	12/31/2016	0.88	0	0	0.25%	-12.8%	12/31/2016	0.89	0	0	0.00%	-12.6%
12/31/2015	1.01	0	0	0.50%	1.5%	12/31/2015	1.02	0	0	0.25%	1.5%	12/31/2015	1.02	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.3%
2018	3.2%
2017	0.2%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Global Life Sciences Fund T Class - 06-CGX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,792	$9,899	176
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$10,799

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,799	7,753	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$10,799	7,753

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$71
Mortality & expense charges	(562)
Net investment income (loss)	(491)

Gain (loss) on investments:
Net realized gain (loss)	18,288
Realized gain distributions	534
Net change in unrealized appreciation (depreciation)	3,910
Net gain (loss)	22,732

Increase (decrease) in net assets from operations	$22,241

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(491)	$2,406
Net realized gain (loss)	18,288	210
Realized gain distributions	534	14,032
Net change in unrealized appreciation (depreciation)	3,910	(12,820)

Increase (decrease) in net assets from operations	22,241	3,828

Contract owner transactions:
Proceeds from units sold	8,682	8,280
Cost of units redeemed	(176,776)	(54)
Account charges	(16)	(5)
Increase (decrease)	(168,110)	8,221
Net increase (decrease)	(145,869)	12,049
Net assets, beginning	156,668	144,619
Net assets, ending	$10,799	$156,668

Units sold	7,088	7,213
Units redeemed	(142,749)	(46)
Net increase (decrease)	(135,661)	7,167
Units outstanding, beginning	143,414	136,247
Units outstanding, ending	7,753	143,414

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$171,263
Cost of units redeemed/account charges	(198,727)
Net investment income (loss)	871
Net realized gain (loss)	20,580
Realized gain distributions	15,919
Net change in unrealized appreciation (depreciation)	893
Net assets	$10,799

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	8	$11	1.25%	27.5%	12/31/2019	$1.41	0	$0	1.00%	27.8%	12/31/2019	$1.42	0	$0	0.75%	28.1%
12/31/2018	1.09	143	157	1.25%	2.9%	12/31/2018	1.10	0	0	1.00%	3.2%	12/31/2018	1.11	0	0	0.75%	3.4%
12/31/2017	1.06	136	145	1.25%	21.0%	12/31/2017	1.07	0	0	1.00%	21.3%	12/31/2017	1.07	0	0	0.75%	21.6%
12/31/2016	0.88	11	10	1.25%	-13.5%	12/31/2016	0.88	0	0	1.00%	-13.3%	12/31/2016	0.88	0	0	0.75%	-13.0%
12/31/2015	1.01	0	0	1.25%	1.4%	12/31/2015	1.01	0	0	1.00%	1.5%	12/31/2015	1.01	0	0	0.75%	1.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.44	0	$0	0.50%	28.5%	12/31/2019	$1.45	0	$0	0.25%	28.8%	12/31/2019	$1.47	0	$0	0.00%	29.1%
12/31/2018	1.12	0	0	0.50%	3.7%	12/31/2018	1.13	0	0	0.25%	4.0%	12/31/2018	1.14	0	0	0.00%	4.2%
12/31/2017	1.08	0	0	0.50%	21.9%	12/31/2017	1.08	0	0	0.25%	22.2%	12/31/2017	1.09	0	0	0.00%	22.5%
12/31/2016	0.88	0	0	0.50%	-12.8%	12/31/2016	0.89	0	0	0.25%	-12.6%	12/31/2016	0.89	0	0	0.00%	-12.4%
12/31/2015	1.02	0	0	0.50%	1.5%	12/31/2015	1.02	0	0	0.25%	1.5%	12/31/2015	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.1%
2018	2.9%
2017	0.5%
2016	0.3%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Enterprise Fund A Class - 06-CMC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,432,927	$1,145,466	10,409
Receivables: investments sold	1,464
Payables: investments purchased	-
Net assets	$1,434,391

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,434,391	820,529	$1.75
Band 100	-	-	1.76
Band 75	-	-	1.78
Band 50	-	-	1.80
Band 25	-	-	1.81
Band 0	-	-	1.83
Total	$1,434,391	820,529

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,228
Mortality & expense charges	(19,032)
Net investment income (loss)	(17,804)

Gain (loss) on investments:
Net realized gain (loss)	109,693
Realized gain distributions	59,629
Net change in unrealized appreciation (depreciation)	267,367
Net gain (loss)	436,689

Increase (decrease) in net assets from operations	$418,885

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(17,804)	$(20,181)
Net realized gain (loss)	109,693	138,769
Realized gain distributions	59,629	76,934
Net change in unrealized appreciation (depreciation)	267,367	(209,476)

Increase (decrease) in net assets from operations	418,885	(13,954)

Contract owner transactions:
Proceeds from units sold	215,454	392,924
Cost of units redeemed	(509,544)	(671,235)
Account charges	(1,116)	(1,310)
Increase (decrease)	(295,206)	(279,621)
Net increase (decrease)	123,679	(293,575)
Net assets, beginning	1,310,712	1,604,287
Net assets, ending	$1,434,391	$1,310,712

Units sold	139,677	279,598
Units redeemed	(317,217)	(472,598)
Net increase (decrease)	(177,540)	(193,000)
Units outstanding, beginning	998,069	1,191,069
Units outstanding, ending	820,529	998,069

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,359,762
Cost of units redeemed/account charges	(1,621,341)
Net investment income (loss)	(56,282)
Net realized gain (loss)	284,050
Realized gain distributions	180,741
Net change in unrealized appreciation (depreciation)	287,461
Net assets	$1,434,391

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.75	821	$1,434	1.25%	33.1%	12/31/2019	$1.76	0	$0	1.00%	33.4%	12/31/2019	$1.78	0	$0	0.75%	33.8%
12/31/2018	1.31	998	1,311	1.25%	-2.5%	12/31/2018	1.32	0	0	1.00%	-2.3%	12/31/2018	1.33	0	0	0.75%	-2.0%
12/31/2017	1.35	1,191	1,604	1.25%	24.5%	12/31/2017	1.35	0	0	1.00%	24.8%	12/31/2017	1.36	0	0	0.75%	25.1%
12/31/2016	1.08	878	950	1.25%	8.2%	12/31/2016	1.08	0	0	1.00%	8.3%	12/31/2016	1.09	0	0	0.75%	8.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.80	0	$0	0.50%	34.1%	12/31/2019	$1.81	0	$0	0.25%	34.5%	12/31/2019	$1.83	0	$0	0.00%	34.8%
12/31/2018	1.34	0	0	0.50%	-1.8%	12/31/2018	1.35	0	0	0.25%	-1.5%	12/31/2018	1.36	0	0	0.00%	-1.3%
12/31/2017	1.36	0	0	0.50%	25.4%	12/31/2017	1.37	0	0	0.25%	25.8%	12/31/2017	1.37	0	0	0.00%	26.1%
12/31/2016	1.09	0	0	0.50%	8.7%	12/31/2016	1.09	0	0	0.25%	8.9%	12/31/2016	1.09	0	0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.1%
2018	0.1%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Enterprise Fund S Class - 06-CMF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$656,036	$530,172	4,797
Receivables: investments sold	1,206
Payables: investments purchased	-
Net assets	$657,242

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$657,242	376,523	$1.75
Band 100	-	-	1.76
Band 75	-	-	1.78
Band 50	-	-	1.79
Band 25	-	-	1.81
Band 0	-	-	1.83
Total	$657,242	376,523

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$567
Mortality & expense charges	(7,826)
Net investment income (loss)	(7,259)

Gain (loss) on investments:
Net realized gain (loss)	45,964
Realized gain distributions	27,530
Net change in unrealized appreciation (depreciation)	113,171
Net gain (loss)	186,665

Increase (decrease) in net assets from operations	$179,406

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,259)	$(7,342)
Net realized gain (loss)	45,964	21,697
Realized gain distributions	27,530	32,988
Net change in unrealized appreciation (depreciation)	113,171	(60,343)

Increase (decrease) in net assets from operations	179,406	(13,000)

Contract owner transactions:
Proceeds from units sold	135,837	150,188
Cost of units redeemed	(214,059)	(92,561)
Account charges	(124)	(169)
Increase (decrease)	(78,346)	57,458
Net increase (decrease)	101,060	44,458
Net assets, beginning	556,182	511,724
Net assets, ending	$657,242	$556,182

Units sold	84,918	105,537
Units redeemed	(132,313)	(61,779)
Net increase (decrease)	(47,395)	43,758
Units outstanding, beginning	423,918	380,160
Units outstanding, ending	376,523	423,918

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$828,301
Cost of units redeemed/account charges	(429,678)
Net investment income (loss)	(20,333)
Net realized gain (loss)	81,768
Realized gain distributions	71,320
Net change in unrealized appreciation (depreciation)	125,864
Net assets	$657,242

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.75	377	$657	1.25%	33.0%	12/31/2019	$1.76	0	$0	1.00%	33.4%	12/31/2019	$1.78	0	$0	0.75%	33.7%
12/31/2018	1.31	424	556	1.25%	-2.5%	12/31/2018	1.32	0	0	1.00%	-2.3%	12/31/2018	1.33	0	0	0.75%	-2.0%
12/31/2017	1.35	380	512	1.25%	24.5%	12/31/2017	1.35	0	0	1.00%	24.8%	12/31/2017	1.36	0	0	0.75%	25.1%
12/31/2016	1.08	99	107	1.25%	8.1%	12/31/2016	1.08	0	0	1.00%	8.3%	12/31/2016	1.08	0	0	0.75%	8.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.79	0	$0	0.50%	34.0%	12/31/2019	$1.81	0	$0	0.25%	34.4%	12/31/2019	$1.83	0	$0	0.00%	34.7%
12/31/2018	1.34	0	0	0.50%	-1.8%	12/31/2018	1.35	0	0	0.25%	-1.5%	12/31/2018	1.36	0	0	0.00%	-1.3%
12/31/2017	1.36	0	0	0.50%	25.4%	12/31/2017	1.37	0	0	0.25%	25.7%	12/31/2017	1.37	0	0	0.00%	26.0%
12/31/2016	1.09	0	0	0.50%	8.7%	12/31/2016	1.09	0	0	0.25%	8.8%	12/31/2016	1.09	0	0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.1%
2018	0.1%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Balanced Fund N Class - 06-CYC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,712,179	$3,535,757	100,831
Receivables: investments sold	425
Payables: investments purchased	-
Net assets	$3,712,604

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,712,604	2,641,708	$1.41
Band 100	-	-	1.42
Band 75	-	-	1.43
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	-	-	1.46
Total	$3,712,604	2,641,708

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$71,202
Mortality & expense charges	(35,388)
Net investment income (loss)	35,814

Gain (loss) on investments:
Net realized gain (loss)	81,452
Realized gain distributions	29,452
Net change in unrealized appreciation (depreciation)	440,029
Net gain (loss)	550,933

Increase (decrease) in net assets from operations	$586,747

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$35,814	$16,639
Net realized gain (loss)	81,452	1,850
Realized gain distributions	29,452	143,660
Net change in unrealized appreciation (depreciation)	440,029	(267,348)

Increase (decrease) in net assets from operations	586,747	(105,199)

Contract owner transactions:
Proceeds from units sold	3,814,619	3,001,445
Cost of units redeemed	(3,587,232)	(133,756)
Account charges	(5,790)	(3,469)
Increase (decrease)	221,597	2,864,220
Net increase (decrease)	808,344	2,759,021
Net assets, beginning	2,904,260	145,239
Net assets, ending	$3,712,604	$2,904,260

Units sold	2,808,717	2,495,791
Units redeemed	(2,670,388)	(116,984)
Net increase (decrease)	138,329	2,378,807
Units outstanding, beginning	2,503,379	124,572
Units outstanding, ending	2,641,708	2,503,379

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,951,982
Cost of units redeemed/account charges	(3,730,250)
Net investment income (loss)	53,360
Net realized gain (loss)	83,318
Realized gain distributions	177,772
Net change in unrealized appreciation (depreciation)	176,422
Net assets	$3,712,604

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.41	2,642	$3,713	1.25%	21.1%	12/31/2019	$1.42	0	$0	1.00%	21.4%	12/31/2019	$1.43	0	$0	0.75%	21.7%
12/31/2018	1.16	2,503	2,904	1.25%	-0.5%	12/31/2018	1.17	0	0	1.00%	-0.2%	12/31/2018	1.17	0	0	0.75%	0.0%
12/31/2017	1.17	125	145	1.25%	17.2%	12/31/2017	1.17	0	0	1.00%	17.5%	12/31/2017	1.17	0	0	0.75%	17.8%
12/31/2016	0.99	0	0	1.25%	-0.5%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.44	0	$0	0.50%	22.1%	12/31/2019	$1.45	0	$0	0.25%	22.4%	12/31/2019	$1.46	0	$0	0.00%	22.7%
12/31/2018	1.18	0	0	0.50%	0.3%	12/31/2018	1.18	0	0	0.25%	0.5%	12/31/2018	1.19	0	0	0.00%	0.8%
12/31/2017	1.18	0	0	0.50%	18.1%	12/31/2017	1.18	0	0	0.25%	18.4%	12/31/2017	1.18	0	0	0.00%	18.7%
12/31/2016	1.00	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	2.0%
2017	2.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Enterprise Fund N Class - 06-CYF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$184,828	$163,505	1,323
Receivables: investments sold	4,465
Payables: investments purchased	-
Net assets	$189,293

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$189,293	117,652	$1.61
Band 100	-	-	1.62
Band 75	-	-	1.63
Band 50	-	-	1.65
Band 25	-	-	1.66
Band 0	-	-	1.67
Total	$189,293	117,652

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$541
Mortality & expense charges	(11,354)
Net investment income (loss)	(10,813)

Gain (loss) on investments:
Net realized gain (loss)	201,274
Realized gain distributions	7,382
Net change in unrealized appreciation (depreciation)	190,710
Net gain (loss)	399,366

Increase (decrease) in net assets from operations	$388,553

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,813)	$1,564
Net realized gain (loss)	201,274	1,955
Realized gain distributions	7,382	76,425
Net change in unrealized appreciation (depreciation)	190,710	(173,360)

Increase (decrease) in net assets from operations	388,553	(93,416)

Contract owner transactions:
Proceeds from units sold	125,493	1,427,480
Cost of units redeemed	(1,661,169)	(37,571)
Account charges	(39)	-
Increase (decrease)	(1,535,715)	1,389,909
Net increase (decrease)	(1,147,162)	1,296,493
Net assets, beginning	1,336,455	39,962
Net assets, ending	$189,293	$1,336,455

Units sold	89,209	1,108,405
Units redeemed	(1,082,281)	(30,211)
Net increase (decrease)	(993,072)	1,078,194
Units outstanding, beginning	1,110,724	32,530
Units outstanding, ending	117,652	1,110,724

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,608,874
Cost of units redeemed/account charges	(1,719,860)
Net investment income (loss)	(9,491)
Net realized gain (loss)	203,953
Realized gain distributions	84,494
Net change in unrealized appreciation (depreciation)	21,323
Net assets	$189,293

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.61	118	$189	1.25%	33.7%	12/31/2019	$1.62	0	$0	1.00%	34.1%	12/31/2019	$1.63	0	$0	0.75%	34.4%
12/31/2018	1.20	1,111	1,336	1.25%	-2.1%	12/31/2018	1.21	0	0	1.00%	-1.8%	12/31/2018	1.22	0	0	0.75%	-1.6%
12/31/2017	1.23	33	40	1.25%	25.1%	12/31/2017	1.23	0	0	1.00%	25.4%	12/31/2017	1.23	0	0	0.75%	25.7%
12/31/2016	0.98	0	0	1.25%	-1.8%	12/31/2016	0.98	0	0	1.00%	-1.8%	12/31/2016	0.98	0	0	0.75%	-1.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.65	0	$0	0.50%	34.7%	12/31/2019	$1.66	0	$0	0.25%	35.1%	12/31/2019	$1.67	0	$0	0.00%	35.4%
12/31/2018	1.22	0	0	0.50%	-1.3%	12/31/2018	1.23	0	0	0.25%	-1.1%	12/31/2018	1.23	0	0	0.00%	-0.8%
12/31/2017	1.24	0	0	0.50%	26.0%	12/31/2017	1.24	0	0	0.25%	26.3%	12/31/2017	1.24	0	0	0.00%	26.6%
12/31/2016	0.98	0	0	0.50%	-1.7%	12/31/2016	0.98	0	0	0.25%	-1.7%	12/31/2016	0.98	0	0	0.00%	-1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.1%
2018	0.7%
2017	0.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Flexible Bond Fund N Class - 06-CYG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,286,190	$4,224,034	410,591
Receivables: investments sold	45,553
Payables: investments purchased	-
Net assets	$4,331,743

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,331,743	3,989,331	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$4,331,743	3,989,331

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$70,601
Mortality & expense charges	(29,003)
Net investment income (loss)	41,598

Gain (loss) on investments:
Net realized gain (loss)	14,885
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	62,276
Net gain (loss)	77,161

Increase (decrease) in net assets from operations	$118,759

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$41,598	$12,422
Net realized gain (loss)	14,885	(27,823)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	62,276	(146)

Increase (decrease) in net assets from operations	118,759	(15,547)

Contract owner transactions:
Proceeds from units sold	4,046,204	2,495,409
Cost of units redeemed	(450,513)	(1,868,233)
Account charges	(556)	(332)
Increase (decrease)	3,595,135	626,844
Net increase (decrease)	3,713,894	611,297
Net assets, beginning	617,849	6,552
Net assets, ending	$4,331,743	$617,849

Units sold	3,805,726	2,489,791
Units redeemed	(432,691)	(1,879,890)
Net increase (decrease)	3,373,035	609,901
Units outstanding, beginning	616,296	6,395
Units outstanding, ending	3,989,331	616,296

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,548,135
Cost of units redeemed/account charges	(2,319,634)
Net investment income (loss)	54,024
Net realized gain (loss)	(12,938)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	62,156
Net assets	$4,331,743

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	3,989	$4,332	1.25%	8.3%	12/31/2019	$1.09	0	$0	1.00%	8.6%	12/31/2019	$1.10	0	$0	0.75%	8.9%
12/31/2018	1.00	616	618	1.25%	-2.1%	12/31/2018	1.01	0	0	1.00%	-1.9%	12/31/2018	1.01	0	0	0.75%	-1.7%
12/31/2017	1.02	6	7	1.25%	2.5%	12/31/2017	1.03	0	0	1.00%	2.8%	12/31/2017	1.03	0	0	0.75%	3.0%
12/31/2016	1.00	0	0	1.25%	-0.1%	12/31/2016	1.00	0	0	1.00%	-0.1%	12/31/2016	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	9.1%	12/31/2019	$1.12	0	$0	0.25%	9.4%	12/31/2019	$1.13	0	$0	0.00%	9.7%
12/31/2018	1.02	0	0	0.50%	-1.4%	12/31/2018	1.02	0	0	0.25%	-1.2%	12/31/2018	1.03	0	0	0.00%	-0.9%
12/31/2017	1.03	0	0	0.50%	3.3%	12/31/2017	1.04	0	0	0.25%	3.6%	12/31/2017	1.04	0	0	0.00%	3.8%
12/31/2016	1.00	0	0	0.50%	0.0%	12/31/2016	1.00	0	0	0.25%	0.0%	12/31/2016	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.9%
2018	6.4%
2017	0.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Triton Fund N Class - 06-CYH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,346,951	$9,650,297	330,377
Receivables: investments sold	99,599
Payables: investments purchased	-
Net assets	$10,446,550

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,856,788	5,377,999	$1.46
Band 100	-	-	1.47
Band 75	-	-	1.48
Band 50	-	-	1.49
Band 25	-	-	1.51
Band 0	2,589,762	1,706,123	1.52
Total	$10,446,550	7,084,122

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(85,801)
Net investment income (loss)	(85,801)

Gain (loss) on investments:
Net realized gain (loss)	27,525
Realized gain distributions	420,957
Net change in unrealized appreciation (depreciation)	1,714,590
Net gain (loss)	2,163,072

Increase (decrease) in net assets from operations	$2,077,271

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(85,801)	$74,272
Net realized gain (loss)	27,525	94,201
Realized gain distributions	420,957	299,955
Net change in unrealized appreciation (depreciation)	1,714,590	(1,254,387)

Increase (decrease) in net assets from operations	2,077,271	(785,959)

Contract owner transactions:
Proceeds from units sold	3,951,752	7,397,171
Cost of units redeemed	(2,777,433)	(1,820,297)
Account charges	(9,706)	(5,181)
Increase (decrease)	1,164,613	5,571,693
Net increase (decrease)	3,241,884	4,785,734
Net assets, beginning	7,204,666	2,418,932
Net assets, ending	$10,446,550	$7,204,666

Units sold	2,890,606	5,871,031
Units redeemed	(2,021,988)	(1,603,979)
Net increase (decrease)	868,618	4,267,052
Units outstanding, beginning	6,215,504	1,948,452
Units outstanding, ending	7,084,122	6,215,504

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$13,620,419
Cost of units redeemed/account charges	(4,828,924)
Net investment income (loss)	(8,224)
Net realized gain (loss)	134,573
Realized gain distributions	832,052
Net change in unrealized appreciation (depreciation)	696,654
Net assets	$10,446,550

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.46	5,378	$7,857	1.25%	27.0%	12/31/2019	$1.47	0	$0	1.00%	27.3%	12/31/2019	$1.48	0	$0	0.75%	27.6%
12/31/2018	1.15	4,380	5,038	1.25%	-6.2%	12/31/2018	1.16	0	0	1.00%	-6.0%	12/31/2018	1.16	0	0	0.75%	-5.8%
12/31/2017	1.23	183	224	1.25%	25.7%	12/31/2017	1.23	0	0	1.00%	26.0%	12/31/2017	1.23	0	0	0.75%	26.3%
12/31/2016	0.98	0	0	1.25%	-2.4%	12/31/2016	0.98	0	0	1.00%	-2.4%	12/31/2016	0.98	0	0	0.75%	-2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.49	0	$0	0.50%	28.0%	12/31/2019	$1.51	0	$0	0.25%	28.3%	12/31/2019	$1.52	1,706	$2,590	0.00%	28.6%
12/31/2018	1.17	0	0	0.50%	-5.5%	12/31/2018	1.17	0	0	0.25%	-5.3%	12/31/2018	1.18	1,836	2,167	0.00%	-5.0%
12/31/2017	1.24	0	0	0.50%	26.6%	12/31/2017	1.24	0	0	0.25%	26.9%	12/31/2017	1.24	1,766	2,195	0.00%	27.2%
12/31/2016	0.98	0	0	0.50%	-2.3%	12/31/2016	0.98	0	0	0.25%	-2.3%	12/31/2016	0.98	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	1.9%
2017	0.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Small Cap Value Fund N Class - 06-FCH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$939,731	$871,922	39,191
Receivables: investments sold	-
Payables: investments purchased	(39,119)
Net assets	$900,612

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$900,612	757,043	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$900,612	757,043

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$10,305
Mortality & expense charges	(7,129)
Net investment income (loss)	3,176

Gain (loss) on investments:
Net realized gain (loss)	(2,389)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	105,072
Net gain (loss)	102,683

Increase (decrease) in net assets from operations	$105,859

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,176	$(631)
Net realized gain (loss)	(2,389)	(3,550)
Realized gain distributions	-	12,295
Net change in unrealized appreciation (depreciation)	105,072	(36,968)

Increase (decrease) in net assets from operations	105,859	(28,854)

Contract owner transactions:
Proceeds from units sold	753,235	302,574
Cost of units redeemed	(127,633)	(123,725)
Account charges	(1,601)	(296)
Increase (decrease)	624,001	178,553
Net increase (decrease)	729,860	149,699
Net assets, beginning	170,752	21,053
Net assets, ending	$900,612	$170,752

Units sold	690,841	282,659
Units redeemed	(112,837)	(122,592)
Net increase (decrease)	578,004	160,067
Units outstanding, beginning	179,039	18,972
Units outstanding, ending	757,043	179,039

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,076,240
Cost of units redeemed/account charges	(253,341)
Net investment income (loss)	2,745
Net realized gain (loss)	(5,938)
Realized gain distributions	13,097
Net change in unrealized appreciation (depreciation)	67,809
Net assets	$900,612

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	757	$901	1.25%	24.7%	12/31/2019	$1.20	0	$0	1.00%	25.1%	12/31/2019	$1.21	0	$0	0.75%	25.4%
12/31/2018	0.95	179	171	1.25%	-14.1%	12/31/2018	0.96	0	0	1.00%	-13.8%	12/31/2018	0.96	0	0	0.75%	-13.6%
12/31/2017	1.11	19	21	1.25%	11.5%	12/31/2017	1.11	0	0	1.00%	11.8%	12/31/2017	1.12	0	0	0.75%	12.1%
12/31/2016	1.00	0	0	1.25%	-0.5%	12/31/2016	1.00	0	0	1.00%	-0.5%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	0	$0	0.50%	25.7%	12/31/2019	$1.23	0	$0	0.25%	26.0%	12/31/2019	$1.24	0	$0	0.00%	26.3%
12/31/2018	0.97	0	0	0.50%	-13.4%	12/31/2018	0.97	0	0	0.25%	-13.2%	12/31/2018	0.98	0	0	0.00%	-13.0%
12/31/2017	1.12	0	0	0.50%	12.3%	12/31/2017	1.12	0	0	0.25%	12.6%	12/31/2017	1.12	0	0	0.00%	12.9%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
2018	0.7%
2017	2.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Global Equity Income Fund A Class - 06-GMH (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	0	$0	1.25%	19.3%	12/31/2019	$1.01	0	$0	1.00%	19.6%	12/31/2019	$1.02	0	$0	0.75%	19.9%
12/31/2018	0.84	0	0	1.25%	-16.9%	12/31/2018	0.85	0	0	1.00%	-16.7%	12/31/2018	0.85	0	0	0.75%	-16.5%
12/31/2017	1.02	0	0	1.25%	1.5%	12/31/2017	1.02	0	0	1.00%	1.6%	12/31/2017	1.02	0	0	0.75%	1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.02	0	$0	0.50%	20.2%	12/31/2019	$1.03	0	$0	0.25%	20.5%	12/31/2019	$1.03	0	$0	0.00%	20.8%
12/31/2018	0.85	0	0	0.50%	-16.3%	12/31/2018	0.85	0	0	0.25%	-16.1%	12/31/2018	0.85	0	0	0.00%	-15.9%
12/31/2017	1.02	0	0	0.50%	1.6%	12/31/2017	1.02	0	0	0.25%	1.6%	12/31/2017	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Global Equity Income Fund N Class - 06-GMJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$608,780	$584,999	84,728
Receivables: investments sold	-
Payables: investments purchased	(8,901)
Net assets	$599,879

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$599,879	590,595	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$599,879	590,595

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$17,484
Mortality & expense charges	(2,741)
Net investment income (loss)	14,743

Gain (loss) on investments:
Net realized gain (loss)	188
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	30,093
Net gain (loss)	30,281

Increase (decrease) in net assets from operations	$45,024

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14,743	$1,950
Net realized gain (loss)	188	(5)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	30,093	(6,312)

Increase (decrease) in net assets from operations	45,024	(4,367)

Contract owner transactions:
Proceeds from units sold	435,874	139,816
Cost of units redeemed	(14,477)	(671)
Account charges	(1,182)	(138)
Increase (decrease)	420,215	139,007
Net increase (decrease)	465,239	134,640
Net assets, beginning	134,640	-
Net assets, ending	$599,879	$134,640

Units sold	447,413	159,921
Units redeemed	(15,784)	(955)
Net increase (decrease)	431,629	158,966
Units outstanding, beginning	158,966	-
Units outstanding, ending	590,595	158,966

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$575,690
Cost of units redeemed/account charges	(16,468)
Net investment income (loss)	16,693
Net realized gain (loss)	183
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	23,781
Net assets	$599,879

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.02	591	$600	1.25%	19.9%	12/31/2019	$1.02	0	$0	1.00%	20.2%	12/31/2019	$1.03	0	$0	0.75%	20.5%
12/31/2018	0.85	159	135	1.25%	-16.7%	12/31/2018	0.85	0	0	1.00%	-16.5%	12/31/2018	0.85	0	0	0.75%	-16.3%
12/31/2017	1.02	0	0	1.25%	1.6%	12/31/2017	1.02	0	0	1.00%	1.7%	12/31/2017	1.02	0	0	0.75%	1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	0	$0	0.50%	20.8%	12/31/2019	$1.04	0	$0	0.25%	21.1%	12/31/2019	$1.04	0	$0	0.00%	21.4%
12/31/2018	0.85	0	0	0.50%	-16.0%	12/31/2018	0.86	0	0	0.25%	-15.8%	12/31/2018	0.86	0	0	0.00%	-15.6%
12/31/2017	1.02	0	0	0.50%	1.7%	12/31/2017	1.02	0	0	0.25%	1.7%	12/31/2017	1.02	0	0	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.8%
2018	3.1%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Global Equity Income Fund S Class - 06-GMK
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,604	$18,609	2,787
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$19,596

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,019	7,985	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	11,577	11,237	1.03
Total	$19,596	19,222

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,474
Mortality & expense charges	(57)
Net investment income (loss)	2,417

Gain (loss) on investments:
Net realized gain (loss)	(3,421)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	6,640
Net gain (loss)	3,219

Increase (decrease) in net assets from operations	$5,636

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,417	$1,198
Net realized gain (loss)	(3,421)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	6,640	(5,645)

Increase (decrease) in net assets from operations	5,636	(4,447)

Contract owner transactions:
Proceeds from units sold	17,147	40,548
Cost of units redeemed	(39,263)	-
Account charges	(25)	-
Increase (decrease)	(22,141)	40,548
Net increase (decrease)	(16,505)	36,101
Net assets, beginning	36,101	-
Net assets, ending	$19,596	$36,101

Units sold	18,596	42,315
Units redeemed	(41,689)	-
Net increase (decrease)	(23,093)	42,315
Units outstanding, beginning	42,315	-
Units outstanding, ending	19,222	42,315

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$57,695
Cost of units redeemed/account charges	(39,288)
Net investment income (loss)	3,615
Net realized gain (loss)	(3,421)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	995
Net assets	$19,596

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.00	8	$8	1.25%	19.3%	12/31/2019	$1.01	0	$0	1.00%	19.6%	12/31/2019	$1.01	0	$0	0.75%	19.9%
12/31/2018	0.84	0	0	1.25%	-17.1%	12/31/2018	0.84	0	0	1.00%	-16.9%	12/31/2018	0.85	0	0	0.75%	-16.7%
12/31/2017	1.02	0	0	1.25%	1.6%	12/31/2017	1.02	0	0	1.00%	1.6%	12/31/2017	1.02	0	0	0.75%	1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.02	0	$0	0.50%	20.2%	12/31/2019	$1.03	0	$0	0.25%	20.5%	12/31/2019	$1.03	11	$12	0.00%	20.8%
12/31/2018	0.85	0	0	0.50%	-16.5%	12/31/2018	0.85	0	0	0.25%	-16.2%	12/31/2018	0.85	42	36	0.00%	-16.0%
12/31/2017	1.02	0	0	0.50%	1.6%	12/31/2017	1.02	0	0	0.25%	1.6%	12/31/2017	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	8.9%
2018	6.6%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Global Technology Fund N Class - 06-3CM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$175,719	$175,538	4,517
Receivables: investments sold	-
Payables: investments purchased	(44)
Net assets	$175,675

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$175,675	136,279	$1.29
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$175,675	136,279

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(48)
Net investment income (loss)	(48)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	181
Net gain (loss)	181

Increase (decrease) in net assets from operations	$133

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(48)	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	181	-

Increase (decrease) in net assets from operations	133	-

Contract owner transactions:
Proceeds from units sold	175,697	-
Cost of units redeemed	-	-
Account charges	(155)	-
Increase (decrease)	175,542	-
Net increase (decrease)	175,675	-
Net assets, beginning	-	-
Net assets, ending	$175,675	$-

Units sold	136,399	-
Units redeemed	(120)	-
Net increase (decrease)	136,279	-
Units outstanding, beginning	-	-
Units outstanding, ending	136,279	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$175,697
Cost of units redeemed/account charges	(155)
Net investment income (loss)	(48)
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	181
Net assets	$175,675

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	136	$176	1.25%	43.6%	12/31/2019	$1.29	0	$0	1.00%	43.9%	12/31/2019	$1.30	0	$0	0.75%	44.3%
12/31/2018	0.90	0	0	1.25%	-10.2%	12/31/2018	0.90	0	0	1.00%	-10.1%	12/31/2018	0.90	0	0	0.75%	-9.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.30	0	$0	0.50%	44.6%	12/31/2019	$1.31	0	$0	0.25%	45.0%	12/31/2019	$1.32	0	$0	0.00%	45.4%
12/31/2018	0.90	0	0	0.50%	-9.8%	12/31/2018	0.90	0	0	0.25%	-9.6%	12/31/2018	0.90	0	0	0.00%	-9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Multi-Sector Income Fund N Class - 06-3GW (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	9.4%	12/31/2019	$1.09	0	$0	1.00%	9.7%	12/31/2019	$1.09	0	$0	0.75%	9.9%
12/31/2018	0.99	0	0	1.25%	-0.8%	12/31/2018	0.99	0	0	1.00%	-0.7%	12/31/2018	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	10.2%	12/31/2019	$1.10	0	$0	0.25%	10.5%	12/31/2019	$1.10	0	$0	0.00%	10.8%
12/31/2018	1.00	0	0	0.50%	-0.5%	12/31/2018	1.00	0	0	0.25%	-0.4%	12/31/2018	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Venture Fund N Class - 06-3P3
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$396,939	$404,854	4,862
Receivables: investments sold	9,563
Payables: investments purchased	-
Net assets	$406,502

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$406,502	348,890	$1.17
Band 100	-	-	1.17
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$406,502	348,890

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(279)
Net investment income (loss)	(279)

Gain (loss) on investments:
Net realized gain (loss)	(300)
Realized gain distributions	14,989
Net change in unrealized appreciation (depreciation)	(7,915)
Net gain (loss)	6,774

Increase (decrease) in net assets from operations	$6,495

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(279)	$-
Net realized gain (loss)	(300)	-
Realized gain distributions	14,989	-
Net change in unrealized appreciation (depreciation)	(7,915)	-

Increase (decrease) in net assets from operations	6,495	-

Contract owner transactions:
Proceeds from units sold	413,892	-
Cost of units redeemed	(13,481)	-
Account charges	(404)	-
Increase (decrease)	400,007	-
Net increase (decrease)	406,502	-
Net assets, beginning	-	-
Net assets, ending	$406,502	$-

Units sold	360,821	-
Units redeemed	(11,931)	-
Net increase (decrease)	348,890	-
Units outstanding, beginning	-	-
Units outstanding, ending	348,890	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$413,892
Cost of units redeemed/account charges	(13,885)
Net investment income (loss)	(279)
Net realized gain (loss)	(300)
Realized gain distributions	14,989
Net change in unrealized appreciation (depreciation)	(7,915)
Net assets	$406,502

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	349	$407	1.25%	29.4%	12/31/2019	$1.17	0	$0	1.00%	29.7%	12/31/2019	$1.17	0	$0	0.75%	30.0%
12/31/2018	0.90	0	0	1.25%	-9.9%	12/31/2018	0.90	0	0	1.00%	-9.9%	12/31/2018	0.90	0	0	0.75%	-9.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	0.50%	30.3%	12/31/2019	$1.18	0	$0	0.25%	30.7%	12/31/2019	$1.18	0	$0	0.00%	31.0%
12/31/2018	0.90	0	0	0.50%	-9.8%	12/31/2018	0.90	0	0	0.25%	-9.8%	12/31/2018	0.90	0	0	0.00%	-9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Janus Henderson Global Life Sciences Fund N Class - 06-3WT (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.17
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	1.25%	16.8%	12/31/2019	$1.17	0	$0	1.00%	17.0%	12/31/2019	$1.17	0	$0	0.75%	17.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	17.4%	12/31/2019	$1.18	0	$0	0.25%	17.6%	12/31/2019	$1.18	0	$0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Funds Multi-Index 2010 Lifetime Portfolio R6 Class - 06-3GN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$263	$263	25
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$263

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$263	241	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$263	241

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$6
Mortality & expense charges	(3)
Net investment income (loss)	3

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	5
Net change in unrealized appreciation (depreciation)	26
Net gain (loss)	31

Increase (decrease) in net assets from operations	$34

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3	$7
Net realized gain (loss)	-	-
Realized gain distributions	5	11
Net change in unrealized appreciation (depreciation)	26	(26)

Increase (decrease) in net assets from operations	34	(8)

Contract owner transactions:
Proceeds from units sold	-	238
Cost of units redeemed	-	-
Account charges	(1)	-
Increase (decrease)	(1)	238
Net increase (decrease)	33	230
Net assets, beginning	230	-
Net assets, ending	$263	$230

Units sold	-	242
Units redeemed	(1)	-
Net increase (decrease)	(1)	242
Units outstanding, beginning	242	-
Units outstanding, ending	241	242

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$238
Cost of units redeemed/account charges	(1)
Net investment income (loss)	10
Net realized gain (loss)	-
Realized gain distributions	16
Net change in unrealized appreciation (depreciation)	-
Net assets	$263

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	14.5%	12/31/2019	$1.09	0	$0	1.00%	14.8%	12/31/2019	$1.10	0	$0	0.75%	15.1%
12/31/2018	0.95	0	0	1.25%	-4.8%	12/31/2018	0.95	0	0	1.00%	-4.7%	12/31/2018	0.95	0	0	0.75%	-4.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	15.4%	12/31/2019	$1.10	0	$0	0.25%	15.7%	12/31/2019	$1.11	0	$0	0.00%	16.0%
12/31/2018	0.95	0	0	0.50%	-4.6%	12/31/2018	0.96	0	0	0.25%	-4.5%	12/31/2018	0.96	0	0	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.4%
2018	6.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Funds Multi-Index 2015 Lifetime Portfolio R6 Class - 06-3H3
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,459	$4,460	419
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$4,455

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,455	4,082	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$4,455	4,082

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$123
Mortality & expense charges	(32)
Net investment income (loss)	91

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	162
Net change in unrealized appreciation (depreciation)	60
Net gain (loss)	222

Increase (decrease) in net assets from operations	$313

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$91	$19
Net realized gain (loss)	-	-
Realized gain distributions	162	25
Net change in unrealized appreciation (depreciation)	60	(61)

Increase (decrease) in net assets from operations	313	(17)

Contract owner transactions:
Proceeds from units sold	3,543	641
Cost of units redeemed	-	-
Account charges	(20)	(5)
Increase (decrease)	3,523	636
Net increase (decrease)	3,836	619
Net assets, beginning	619	-
Net assets, ending	$4,455	$619

Units sold	3,445	661
Units redeemed	(19)	(5)
Net increase (decrease)	3,426	656
Units outstanding, beginning	656	-
Units outstanding, ending	4,082	656

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00
Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,184
Cost of units redeemed/account charges	(25)
Net investment income (loss)	110
Net realized gain (loss)	-
Realized gain distributions	187
Net change in unrealized appreciation (depreciation)	(1)
Net assets	$4,455

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	4	$4	1.25%	15.6%	12/31/2019	$1.10	0	$0	1.00%	15.9%	12/31/2019	$1.10	0	$0	0.75%	16.2%
12/31/2018	0.94	1	1	1.25%	-5.6%	12/31/2018	0.94	0	0	1.00%	-5.5%	12/31/2018	0.95	0	0	0.75%	-5.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	16.5%	12/31/2019	$1.11	0	$0	0.25%	16.8%	12/31/2019	$1.11	0	$0	0.00%	17.1%
12/31/2018	0.95	0	0	0.50%	-5.4%	12/31/2018	0.95	0	0	0.25%	-5.3%	12/31/2018	0.95	0	0	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.8%
2018	6.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Funds Multi-Index 2020 Lifetime Portfolio R6 Class - 06-3H4
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$38,820	$38,815	3,551
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$38,823

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$38,823	35,557	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$38,823	35,557

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,032
Mortality & expense charges	(424)
Net investment income (loss)	608

Gain (loss) on investments:
Net realized gain (loss)	(145)
Realized gain distributions	1,399
Net change in unrealized appreciation (depreciation)	3,107
Net gain (loss)	4,361

Increase (decrease) in net assets from operations	$4,969

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$608	$744
Net realized gain (loss)	(145)	-
Realized gain distributions	1,399	1,314
Net change in unrealized appreciation (depreciation)	3,107	(3,102)

Increase (decrease) in net assets from operations	4,969	(1,044)

Contract owner transactions:
Proceeds from units sold	12,597	27,088
Cost of units redeemed	(4,756)	-
Account charges	(24)	(7)
Increase (decrease)	7,817	27,081
Net increase (decrease)	12,786	26,037
Net assets, beginning	26,037	-
Net assets, ending	$38,823	$26,037

Units sold	12,344	27,914
Units redeemed	(4,693)	(8)
Net increase (decrease)	7,651	27,906
Units outstanding, beginning	27,906	-
Units outstanding, ending	35,557	27,906

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$39,685
Cost of units redeemed/account charges	(4,787)
Net investment income (loss)	1,352
Net realized gain (loss)	(145)
Realized gain distributions	2,713
Net change in unrealized appreciation (depreciation)	5
Net assets	$38,823

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	36	$39	1.25%	17.0%	12/31/2019	$1.10	0	$0	1.00%	17.3%	12/31/2019	$1.10	0	$0	0.75%	17.6%
12/31/2018	0.93	28	26	1.25%	-6.7%	12/31/2018	0.93	0	0	1.00%	-6.6%	12/31/2018	0.93	0	0	0.75%	-6.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	17.9%	12/31/2019	$1.11	0	$0	0.25%	18.2%	12/31/2019	$1.11	0	$0	0.00%	18.5%
12/31/2018	0.94	0	0	0.50%	-6.4%	12/31/2018	0.94	0	0	0.25%	-6.4%	12/31/2018	0.94	0	0	0.00%	-6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.2%
2018	5.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Funds Multi-Index 2025 Lifetime Portfolio R6 Class - 06-3H6
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$68,998	$69,530	6,210
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$68,996

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$68,996	63,176	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$68,996	63,176

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,728
Mortality & expense charges	(704)
Net investment income (loss)	1,024

Gain (loss) on investments:
Net realized gain (loss)	15
Realized gain distributions	3,007
Net change in unrealized appreciation (depreciation)	5,117
Net gain (loss)	8,139

Increase (decrease) in net assets from operations	$9,163

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,024	$1,135
Net realized gain (loss)	15	(1)
Realized gain distributions	3,007	2,443
Net change in unrealized appreciation (depreciation)	5,117	(5,649)

Increase (decrease) in net assets from operations	9,163	(2,072)

Contract owner transactions:
Proceeds from units sold	22,392	43,308
Cost of units redeemed	(3,693)	-
Account charges	(82)	(20)
Increase (decrease)	18,617	43,288
Net increase (decrease)	27,780	41,216
Net assets, beginning	41,216	-
Net assets, ending	$68,996	$41,216

Units sold	21,925	44,837
Units redeemed	(3,564)	(22)
Net increase (decrease)	18,361	44,815
Units outstanding, beginning	44,815	-
Units outstanding, ending	63,176	44,815

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$65,700
Cost of units redeemed/account charges	(3,795)
Net investment income (loss)	2,159
Net realized gain (loss)	14
Realized gain distributions	5,450
Net change in unrealized appreciation (depreciation)	(532)
Net assets	$68,996

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	63	$69	1.25%	18.7%	12/31/2019	$1.10	0	$0	1.00%	19.0%	12/31/2019	$1.10	0	$0	0.75%	19.3%
12/31/2018	0.92	45	41	1.25%	-8.0%	12/31/2018	0.92	0	0	1.00%	-7.9%	12/31/2018	0.92	0	0	0.75%	-7.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	19.6%	12/31/2019	$1.11	0	$0	0.25%	19.9%	12/31/2019	$1.11	0	$0	0.00%	20.2%
12/31/2018	0.92	0	0	0.50%	-7.8%	12/31/2018	0.92	0	0	0.25%	-7.7%	12/31/2018	0.92	0	0	0.00%	-7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.1%
2018	5.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Funds Multi-Index 2030 Lifetime Portfolio R6 Class - 06-3H7
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$95,327	$95,747	8,398
Receivables: investments sold	-
Payables: investments purchased	(9)
Net assets	$95,318

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$95,318	87,170	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$95,318	87,170

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,262
Mortality & expense charges	(891)
Net investment income (loss)	1,371

Gain (loss) on investments:
Net realized gain (loss)	(31)
Realized gain distributions	4,615
Net change in unrealized appreciation (depreciation)	6,529
Net gain (loss)	11,113

Increase (decrease) in net assets from operations	$12,484

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,371	$1,217
Net realized gain (loss)	(31)	(2)
Realized gain distributions	4,615	2,968
Net change in unrealized appreciation (depreciation)	6,529	(6,949)

Increase (decrease) in net assets from operations	12,484	(2,766)

Contract owner transactions:
Proceeds from units sold	36,157	49,599
Cost of units redeemed	-	-
Account charges	(126)	(30)
Increase (decrease)	36,031	49,569
Net increase (decrease)	48,515	46,803
Net assets, beginning	46,803	-
Net assets, ending	$95,318	$46,803

Units sold	35,693	51,631
Units redeemed	(121)	(33)
Net increase (decrease)	35,572	51,598
Units outstanding, beginning	51,598	-
Units outstanding, ending	87,170	51,598

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$85,756
Cost of units redeemed/account charges	(156)
Net investment income (loss)	2,588
Net realized gain (loss)	(33)
Realized gain distributions	7,583
Net change in unrealized appreciation (depreciation)	(420)
Net assets	$95,318

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	87	$95	1.25%	20.5%	12/31/2019	$1.10	0	$0	1.00%	20.9%	12/31/2019	$1.10	0	$0	0.75%	21.2%
12/31/2018	0.91	52	47	1.25%	-9.3%	12/31/2018	0.91	0	0	1.00%	-9.2%	12/31/2018	0.91	0	0	0.75%	-9.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	21.5%	12/31/2019	$1.11	0	$0	0.25%	21.8%	12/31/2019	$1.11	0	$0	0.00%	22.1%
12/31/2018	0.91	0	0	0.50%	-9.0%	12/31/2018	0.91	0	0	0.25%	-9.0%	12/31/2018	0.91	0	0	0.00%	-8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.2%
2018	5.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Funds Multi-Index 2035 Lifetime Portfolio R6 Class - 06-3H9
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$320,979	$325,881	28,057
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$320,982

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$320,982	293,619	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$320,982	293,619

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$7,405
Mortality & expense charges	(3,345)
Net investment income (loss)	4,060

Gain (loss) on investments:
Net realized gain (loss)	(141)
Realized gain distributions	18,156
Net change in unrealized appreciation (depreciation)	28,701
Net gain (loss)	46,716

Increase (decrease) in net assets from operations	$50,776

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,060	$5,099
Net realized gain (loss)	(141)	(11)
Realized gain distributions	18,156	14,465
Net change in unrealized appreciation (depreciation)	28,701	(33,603)

Increase (decrease) in net assets from operations	50,776	(14,050)

Contract owner transactions:
Proceeds from units sold	66,813	217,752
Cost of units redeemed	-	-
Account charges	(248)	(61)
Increase (decrease)	66,565	217,691
Net increase (decrease)	117,341	203,641
Net assets, beginning	203,641	-
Net assets, ending	$320,982	$203,641

Units sold	66,591	227,337
Units redeemed	(240)	(69)
Net increase (decrease)	66,351	227,268
Units outstanding, beginning	227,268	-
Units outstanding, ending	293,619	227,268

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$284,565
Cost of units redeemed/account charges	(309)
Net investment income (loss)	9,159
Net realized gain (loss)	(152)
Realized gain distributions	32,621
Net change in unrealized appreciation (depreciation)	(4,902)
Net assets	$320,982

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	294	$321	1.25%	22.0%	12/31/2019	$1.10	0	$0	1.00%	22.3%	12/31/2019	$1.10	0	$0	0.75%	22.6%
12/31/2018	0.90	227	204	1.25%	-10.4%	12/31/2018	0.90	0	0	1.00%	-10.3%	12/31/2018	0.90	0	0	0.75%	-10.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	22.9%	12/31/2019	$1.11	0	$0	0.25%	23.2%	12/31/2019	$1.11	0	$0	0.00%	23.5%
12/31/2018	0.90	0	0	0.50%	-10.2%	12/31/2018	0.90	0	0	0.25%	-10.1%	12/31/2018	0.90	0	0	0.00%	-10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.8%
2018	5.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Funds Multi-Index 2045 Lifetime Portfolio R6 Class - 06-3HF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$220,681	$222,858	19,008
Receivables: investments sold	10
Payables: investments purchased	-
Net assets	$220,691

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$220,691	201,626	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$220,691	201,626

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,882
Mortality & expense charges	(2,211)
Net investment income (loss)	2,671

Gain (loss) on investments:
Net realized gain (loss)	(94)
Realized gain distributions	13,334
Net change in unrealized appreciation (depreciation)	19,261
Net gain (loss)	32,501

Increase (decrease) in net assets from operations	$35,172

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,671	$2,977
Net realized gain (loss)	(94)	(7)
Realized gain distributions	13,334	9,100
Net change in unrealized appreciation (depreciation)	19,261	(21,438)

Increase (decrease) in net assets from operations	35,172	(9,368)

Contract owner transactions:
Proceeds from units sold	62,041	133,031
Cost of units redeemed	-	-
Account charges	(149)	(36)
Increase (decrease)	61,892	132,995
Net increase (decrease)	97,064	123,627
Net assets, beginning	123,627	-
Net assets, ending	$220,691	$123,627

Units sold	62,324	139,488
Units redeemed	(145)	(41)
Net increase (decrease)	62,179	139,447
Units outstanding, beginning	139,447	-
Units outstanding, ending	201,626	139,447

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$195,072
Cost of units redeemed/account charges	(185)
Net investment income (loss)	5,648
Net realized gain (loss)	(101)
Realized gain distributions	22,434
Net change in unrealized appreciation (depreciation)	(2,177)
Net assets	$220,691

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	202	$221	1.25%	23.5%	12/31/2019	$1.10	0	$0	1.00%	23.8%	12/31/2019	$1.10	0	$0	0.75%	24.1%
12/31/2018	0.89	139	124	1.25%	-11.3%	12/31/2018	0.89	0	0	1.00%	-11.3%	12/31/2018	0.89	0	0	0.75%	-11.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	24.4%	12/31/2019	$1.11	0	$0	0.25%	24.7%	12/31/2019	$1.11	0	$0	0.00%	25.0%
12/31/2018	0.89	0	0	0.50%	-11.1%	12/31/2018	0.89	0	0	0.25%	-11.0%	12/31/2018	0.89	0	0	0.00%	-10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.8%
2018	5.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Funds Multi-Index 2050 Lifetime Portfolio R6 Class - 06-3HG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$73,754	$74,332	4,348
Receivables: investments sold	-
Payables: investments purchased	(22,659)
Net assets	$51,095

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$51,095	46,668	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$51,095	46,668

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,618
Mortality & expense charges	(739)
Net investment income (loss)	879

Gain (loss) on investments:
Net realized gain (loss)	(34)
Realized gain distributions	4,306
Net change in unrealized appreciation (depreciation)	6,597
Net gain (loss)	10,869

Increase (decrease) in net assets from operations	$11,748

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$879	$1,000
Net realized gain (loss)	(34)	(2)
Realized gain distributions	4,306	2,984
Net change in unrealized appreciation (depreciation)	6,597	(7,175)

Increase (decrease) in net assets from operations	11,748	(3,193)

Contract owner transactions:
Proceeds from units sold	20,108	45,215
Cost of units redeemed	(22,645)	-
Account charges	(112)	(26)
Increase (decrease)	(2,649)	45,189
Net increase (decrease)	9,099	41,996
Net assets, beginning	41,996	-
Net assets, ending	$51,095	$41,996

Units sold	20,111	47,379
Units redeemed	(20,792)	(30)
Net increase (decrease)	(681)	47,349
Units outstanding, beginning	47,349	-
Units outstanding, ending	46,668	47,349

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$65,323
Cost of units redeemed/account charges	(22,783)
Net investment income (loss)	1,879
Net realized gain (loss)	(36)
Realized gain distributions	7,290
Net change in unrealized appreciation (depreciation)	(578)
Net assets	$51,095

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	47	$51	1.25%	23.4%	12/31/2019	$1.10	0	$0	1.00%	23.7%	12/31/2019	$1.10	0	$0	0.75%	24.1%
12/31/2018	0.89	47	42	1.25%	-11.3%	12/31/2018	0.89	0	0	1.00%	-11.2%	12/31/2018	0.89	0	0	0.75%	-11.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	24.4%	12/31/2019	$1.11	0	$0	0.25%	24.7%	12/31/2019	$1.11	0	$0	0.00%	25.0%
12/31/2018	0.89	0	0	0.50%	-11.1%	12/31/2018	0.89	0	0	0.25%	-11.0%	12/31/2018	0.89	0	0	0.00%	-10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.5%
2018	5.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Funds Multi-Index 2055 Lifetime Portfolio R6 Class - 06-3HH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,852	$21,696	1,874
Receivables: investments sold	-
Payables: investments purchased	(30)
Net assets	$21,822

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,822	19,937	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$21,822	19,937

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$472
Mortality & expense charges	(147)
Net investment income (loss)	325

Gain (loss) on investments:
Net realized gain (loss)	(10)
Realized gain distributions	1,246
Net change in unrealized appreciation (depreciation)	548
Net gain (loss)	1,784

Increase (decrease) in net assets from operations	$2,109

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$325	$59
Net realized gain (loss)	(10)	-
Realized gain distributions	1,246	177
Net change in unrealized appreciation (depreciation)	548	(392)

Increase (decrease) in net assets from operations	2,109	(156)

Contract owner transactions:
Proceeds from units sold	17,376	2,633
Cost of units redeemed	-	-
Account charges	(120)	(20)
Increase (decrease)	17,256	2,613
Net increase (decrease)	19,365	2,457
Net assets, beginning	2,457	-
Net assets, ending	$21,822	$2,457

Units sold	17,280	2,795
Units redeemed	(116)	(22)
Net increase (decrease)	17,164	2,773
Units outstanding, beginning	2,773	-
Units outstanding, ending	19,937	2,773

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$20,009
Cost of units redeemed/account charges	(140)
Net investment income (loss)	384
Net realized gain (loss)	(10)
Realized gain distributions	1,423
Net change in unrealized appreciation (depreciation)	156
Net assets	$21,822

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	20	$22	1.25%	23.5%	12/31/2019	$1.10	0	$0	1.00%	23.8%	12/31/2019	$1.10	0	$0	0.75%	24.1%
12/31/2018	0.89	3	2	1.25%	-11.4%	12/31/2018	0.89	0	0	1.00%	-11.3%	12/31/2018	0.89	0	0	0.75%	-11.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	24.4%	12/31/2019	$1.11	0	$0	0.25%	24.8%	12/31/2019	$1.11	0	$0	0.00%	25.1%
12/31/2018	0.89	0	0	0.50%	-11.1%	12/31/2018	0.89	0	0	0.25%	-11.1%	12/31/2018	0.89	0	0	0.00%	-11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.9%
2018	5.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Funds Multi-Index 2060 Lifetime Portfolio R6 Class - 06-3HJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,943	$24,147	1,323
Receivables: investments sold	-
Payables: investments purchased	(8,520)
Net assets	$16,423

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,423	15,001	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$16,423	15,001

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$531
Mortality & expense charges	(189)
Net investment income (loss)	342

Gain (loss) on investments:
Net realized gain (loss)	(5)
Realized gain distributions	1,073
Net change in unrealized appreciation (depreciation)	1,312
Net gain (loss)	2,380

Increase (decrease) in net assets from operations	$2,722

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$342	$93
Net realized gain (loss)	(5)	-
Realized gain distributions	1,073	172
Net change in unrealized appreciation (depreciation)	1,312	(516)

Increase (decrease) in net assets from operations	2,722	(251)

Contract owner transactions:
Proceeds from units sold	18,247	4,367
Cost of units redeemed	(8,494)	-
Account charges	(134)	(34)
Increase (decrease)	9,619	4,333
Net increase (decrease)	12,341	4,082
Net assets, beginning	4,082	-
Net assets, ending	$16,423	$4,082

Units sold	18,287	4,641
Units redeemed	(7,889)	(38)
Net increase (decrease)	10,398	4,603
Units outstanding, beginning	4,603	-
Units outstanding, ending	15,001	4,603

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$22,614
Cost of units redeemed/account charges	(8,662)
Net investment income (loss)	435
Net realized gain (loss)	(5)
Realized gain distributions	1,245
Net change in unrealized appreciation (depreciation)	796
Net assets	$16,423

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	15	$16	1.25%	23.4%	12/31/2019	$1.10	0	$0	1.00%	23.8%	12/31/2019	$1.10	0	$0	0.75%	24.1%
12/31/2018	0.89	5	4	1.25%	-11.3%	12/31/2018	0.89	0	0	1.00%	-11.2%	12/31/2018	0.89	0	0	0.75%	-11.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	24.4%	12/31/2019	$1.11	0	$0	0.25%	24.7%	12/31/2019	$1.11	0	$0	0.00%	25.0%
12/31/2018	0.89	0	0	0.50%	-11.1%	12/31/2018	0.89	0	0	0.25%	-11.0%	12/31/2018	0.89	0	0	0.00%	-10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.2%
2018	4.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Bond Fund R6 Class - 06-3HM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$435	$438	167
Receivables: investments sold	2,257
Payables: investments purchased	-
Net assets	$2,692

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,692	2,484	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$2,692	2,484

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$34
Mortality & expense charges	(10)
Net investment income (loss)	24

Gain (loss) on investments:
Net realized gain (loss)	99
Realized gain distributions	2
Net change in unrealized appreciation (depreciation)	(22)
Net gain (loss)	79

Increase (decrease) in net assets from operations	$103

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$24	$1
Net realized gain (loss)	99	-
Realized gain distributions	2	-
Net change in unrealized appreciation (depreciation)	(22)	19

Increase (decrease) in net assets from operations	103	20

Contract owner transactions:
Proceeds from units sold	2,694	5,032
Cost of units redeemed	(5,151)	-
Account charges	(1)	(5)
Increase (decrease)	(2,458)	5,027
Net increase (decrease)	(2,355)	5,047
Net assets, beginning	5,047	-
Net assets, ending	$2,692	$5,047

Units sold	2,488	5,087
Units redeemed	(5,086)	(5)
Net increase (decrease)	(2,598)	5,082
Units outstanding, beginning	5,082	-
Units outstanding, ending	2,484	5,082

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$7,726
Cost of units redeemed/account charges	(5,157)
Net investment income (loss)	25
Net realized gain (loss)	99
Realized gain distributions	2
Net change in unrealized appreciation (depreciation)	(3)
Net assets	$2,692

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	2	$3	1.25%	9.1%	12/31/2019	$1.09	0	$0	1.00%	9.4%	12/31/2019	$1.09	0	$0	0.75%	9.7%
12/31/2018	0.99	5	5	1.25%	-0.7%	12/31/2018	0.99	0	0	1.00%	-0.6%	12/31/2018	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	10.0%	12/31/2019	$1.10	0	$0	0.25%	10.2%	12/31/2019	$1.10	0	$0	0.00%	10.5%
12/31/2018	1.00	0	0	0.50%	-0.4%	12/31/2018	1.00	0	0	0.25%	-0.3%	12/31/2018	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Funds Multi-Index Income Preservation Portfolio R6 Class - 06-3HP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(2)
Net investment income (loss)	(2)

Gain (loss) on investments:
Net realized gain (loss)	8
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	7
Net gain (loss)	15

Increase (decrease) in net assets from operations	$13

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2)	$4
Net realized gain (loss)	8	-
Realized gain distributions	-	1
Net change in unrealized appreciation (depreciation)	7	(7)

Increase (decrease) in net assets from operations	13	(2)

Contract owner transactions:
Proceeds from units sold	-	186
Cost of units redeemed	(197)	-
Account charges	-	-
Increase (decrease)	(197)	186
Net increase (decrease)	(184)	184
Net assets, beginning	184	-
Net assets, ending	$-	$184

Units sold	-	186
Units redeemed	(186)	-
Net increase (decrease)	(186)	186
Units outstanding, beginning	186	-
Units outstanding, ending	-	186

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$186
Cost of units redeemed/account charges	(197)
Net investment income (loss)	2
Net realized gain (loss)	8
Realized gain distributions	1
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	7.7%	12/31/2019	$1.07	0	$0	1.00%	8.0%	12/31/2019	$1.07	0	$0	0.75%	8.3%
12/31/2018	0.99	0	0	1.25%	-1.1%	12/31/2018	0.99	0	0	1.00%	-1.0%	12/31/2018	0.99	0	0	0.75%	-0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	8.5%	12/31/2019	$1.08	0	$0	0.25%	8.8%	12/31/2019	$1.08	0	$0	0.00%	9.1%
12/31/2018	0.99	0	0	0.50%	-0.8%	12/31/2018	0.99	0	0	0.25%	-0.7%	12/31/2018	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	4.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Funds Multi-Index 2040 Lifetime Portfolio R6 Class - 06-3J3
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$146,372	$148,918	12,650
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$146,370

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$146,370	133,764	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$146,370	133,764

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,246
Mortality & expense charges	(1,480)
Net investment income (loss)	1,766

Gain (loss) on investments:
Net realized gain (loss)	(92)
Realized gain distributions	8,953
Net change in unrealized appreciation (depreciation)	12,721
Net gain (loss)	21,582

Increase (decrease) in net assets from operations	$23,348

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,766	$2,106
Net realized gain (loss)	(92)	(5)
Realized gain distributions	8,953	6,736
Net change in unrealized appreciation (depreciation)	12,721	(15,267)

Increase (decrease) in net assets from operations	23,348	(6,430)

Contract owner transactions:
Proceeds from units sold	36,469	93,410
Cost of units redeemed	(259)	-
Account charges	(135)	(33)
Increase (decrease)	36,075	93,377
Net increase (decrease)	59,423	86,947
Net assets, beginning	86,947	-
Net assets, ending	$146,370	$86,947

Units sold	36,397	97,798
Units redeemed	(393)	(38)
Net increase (decrease)	36,004	97,760
Units outstanding, beginning	97,760	-
Units outstanding, ending	133,764	97,760

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$129,879
Cost of units redeemed/account charges	(427)
Net investment income (loss)	3,872
Net realized gain (loss)	(97)
Realized gain distributions	15,689
Net change in unrealized appreciation (depreciation)	(2,546)
Net assets	$146,370

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	134	$146	1.25%	23.0%	12/31/2019	$1.10	0	$0	1.00%	23.3%	12/31/2019	$1.10	0	$0	0.75%	23.6%
12/31/2018	0.89	98	87	1.25%	-11.1%	12/31/2018	0.89	0	0	1.00%	-11.0%	12/31/2018	0.89	0	0	0.75%	-10.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	24.0%	12/31/2019	$1.11	0	$0	0.25%	24.3%	12/31/2019	$1.11	0	$0	0.00%	24.6%
12/31/2018	0.89	0	0	0.50%	-10.8%	12/31/2018	0.89	0	0	0.25%	-10.7%	12/31/2018	0.89	0	0	0.00%	-10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.8%
2018	5.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock U.S. Global Leaders Growth Fund R6 Class - 06-3VT (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	1.25%	13.0%	12/31/2019	$1.13	0	$0	1.00%	13.2%	12/31/2019	$1.13	0	$0	0.75%	13.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	13.6%	12/31/2019	$1.14	0	$0	0.25%	13.9%	12/31/2019	$1.14	0	$0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Fundamental Large Cap Core Fund R6 Class - 06-3VV (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	1.25%	13.5%	12/31/2019	$1.14	0	$0	1.00%	13.7%	12/31/2019	$1.14	0	$0	0.75%	13.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	14.1%	12/31/2019	$1.14	0	$0	0.25%	14.4%	12/31/2019	$1.15	0	$0	0.00%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock ESG International Equity Fund R6 Class - 06-3X6 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	1.25%	12.8%	12/31/2019	$1.13	0	$0	1.00%	13.0%	12/31/2019	$1.13	0	$0	0.75%	13.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	13.3%	12/31/2019	$1.14	0	$0	0.25%	13.5%	12/31/2019	$1.14	0	$0	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Investment Grade Bond Fund R6 Class - 06-3TG (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	7.2%	12/31/2019	$1.07	0	$0	1.00%	7.4%	12/31/2019	$1.08	0	$0	0.75%	7.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	7.9%	12/31/2019	$1.08	0	$0	0.25%	8.2%	12/31/2019	$1.08	0	$0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock ESG Large Cap Core Fund R6 Class - 06-3X4 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	1.25%	15.0%	12/31/2019	$1.15	0	$0	1.00%	15.1%	12/31/2019	$1.15	0	$0	0.75%	15.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	15.5%	12/31/2019	$1.16	0	$0	0.25%	15.7%	12/31/2019	$1.16	0	$0	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock ESG All Cap Core Fund R6 Class - 06-3X9 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	1.25%	14.2%	12/31/2019	$1.14	0	$0	1.00%	14.4%	12/31/2019	$1.15	0	$0	0.75%	14.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	14.7%	12/31/2019	$1.15	0	$0	0.25%	14.9%	12/31/2019	$1.15	0	$0	0.00%	15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock ESG Core Bond Fund R6 Class - 06-3X7 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.02	0	$0	1.25%	2.1%	12/31/2019	$1.02	0	$0	1.00%	2.2%	12/31/2019	$1.02	0	$0	0.75%	2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	0	$0	0.50%	2.5%	12/31/2019	$1.03	0	$0	0.25%	2.7%	12/31/2019	$1.03	0	$0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JHancock MM LF Conservative R6 Class - 06-4F7 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.02	0	$0	1.25%	1.8%	12/31/2019	$1.02	0	$0	1.00%	1.8%	12/31/2019	$1.02	0	$0	0.75%	1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.02	0	$0	0.50%	1.9%	12/31/2019	$1.02	0	$0	0.25%	2.0%	12/31/2019	$1.02	0	$0	0.00%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
John Hancock Balanced Fund R6 Class - 06-3TF (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	1.25%	15.7%	12/31/2019	$1.16	0	$0	1.00%	16.0%	12/31/2019	$1.16	0	$0	0.75%	16.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	16.5%	12/31/2019	$1.17	0	$0	0.25%	16.8%	12/31/2019	$1.17	0	$0	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JHancock MM LF Aggressive R6 Class - 06-4FG (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	7.4%	12/31/2019	$1.07	0	$0	1.00%	7.4%	12/31/2019	$1.07	0	$0	0.75%	7.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	7.6%	12/31/2019	$1.08	0	$0	0.25%	7.6%	12/31/2019	$1.08	0	$0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JHancock MM LF Moderate R6 Class - 06-4F9 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	0	$0	1.25%	3.2%	12/31/2019	$1.03	0	$0	1.00%	3.3%	12/31/2019	$1.03	0	$0	0.75%	3.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	0	$0	0.50%	3.4%	12/31/2019	$1.03	0	$0	0.25%	3.4%	12/31/2019	$1.03	0	$0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JHancock MM LF Balanced R6 Class - 06-4FC (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	1.25%	4.7%	12/31/2019	$1.05	0	$0	1.00%	4.7%	12/31/2019	$1.05	0	$0	0.75%	4.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	0.50%	4.9%	12/31/2019	$1.05	0	$0	0.25%	4.9%	12/31/2019	$1.05	0	$0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JHancock MM LF Growth R6 Class - 06-4FF (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	1.25%	6.1%	12/31/2019	$1.06	0	$0	1.00%	6.2%	12/31/2019	$1.06	0	$0	0.75%	6.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	6.3%	12/31/2019	$1.06	0	$0	0.25%	6.3%	12/31/2019	$1.06	0	$0	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Equity Income Fund R4 Class - 06-FXX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$218,953	$195,392	11,197
Receivables: investments sold	-
Payables: investments purchased	(1,381)
Net assets	$217,572

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$217,572	167,260	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$217,572	167,260

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,435
Mortality & expense charges	(2,214)
Net investment income (loss)	1,221

Gain (loss) on investments:
Net realized gain (loss)	20
Realized gain distributions	2,162
Net change in unrealized appreciation (depreciation)	36,396
Net gain (loss)	38,578

Increase (decrease) in net assets from operations	$39,799

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,221	$1,150
Net realized gain (loss)	20	(92)
Realized gain distributions	2,162	4,958
Net change in unrealized appreciation (depreciation)	36,396	(12,835)

Increase (decrease) in net assets from operations	39,799	(6,819)

Contract owner transactions:
Proceeds from units sold	63,541	194,002
Cost of units redeemed	(57,565)	(14,168)
Account charges	(756)	(462)
Increase (decrease)	5,220	179,372
Net increase (decrease)	45,019	172,553
Net assets, beginning	172,553	-
Net assets, ending	$217,572	$172,553

Units sold	53,434	178,870
Units redeemed	(51,640)	(13,404)
Net increase (decrease)	1,794	165,466
Units outstanding, beginning	165,466	-
Units outstanding, ending	167,260	165,466

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$257,543
Cost of units redeemed/account charges	(72,951)
Net investment income (loss)	2,371
Net realized gain (loss)	(72)
Realized gain distributions	7,120
Net change in unrealized appreciation (depreciation)	23,561
Net assets	$217,572

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.30	167	$218	1.25%	24.7%	12/31/2019	$1.31	0	$0	1.00%	25.0%	12/31/2019	$1.32	0	$0	0.75%	25.4%
12/31/2018	1.04	165	173	1.25%	-5.7%	12/31/2018	1.05	0	0	1.00%	-5.4%	12/31/2018	1.05	0	0	0.75%	-5.2%
12/31/2017	1.11	0	0	1.25%	10.5%	12/31/2017	1.11	0	0	1.00%	10.7%	12/31/2017	1.11	0	0	0.75%	10.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.33	0	$0	0.50%	25.7%	12/31/2019	$1.33	0	$0	0.25%	26.0%	12/31/2019	$1.34	0	$0	0.00%	26.3%
12/31/2018	1.05	0	0	0.50%	-4.9%	12/31/2018	1.06	0	0	0.25%	-4.7%	12/31/2018	1.06	0	0	0.00%	-4.5%
12/31/2017	1.11	0	0	0.50%	11.0%	12/31/2017	1.11	0	0	0.25%	11.1%	12/31/2017	1.11	0	0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.8%
2018	2.8%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Equity Income Fund R6 Class - 06-FXY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,260,562	$8,515,500	476,548
Receivables: investments sold	3,535
Payables: investments purchased	-
Net assets	$9,264,097

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,264,097	7,074,951	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$9,264,097	7,074,951

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$102,633
Mortality & expense charges	(51,302)
Net investment income (loss)	51,331

Gain (loss) on investments:
Net realized gain (loss)	138,249
Realized gain distributions	97,453
Net change in unrealized appreciation (depreciation)	773,382
Net gain (loss)	1,009,084

Increase (decrease) in net assets from operations	$1,060,415

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$51,331	$2,334
Net realized gain (loss)	138,249	329
Realized gain distributions	97,453	8,313
Net change in unrealized appreciation (depreciation)	773,382	(28,320)

Increase (decrease) in net assets from operations	1,060,415	(17,344)

Contract owner transactions:
Proceeds from units sold	8,462,692	840,955
Cost of units redeemed	(1,061,862)	(17,161)
Account charges	(3,595)	(3)
Increase (decrease)	7,397,235	823,791
Net increase (decrease)	8,457,650	806,447
Net assets, beginning	806,447	-
Net assets, ending	$9,264,097	$806,447

Units sold	7,136,696	785,085
Units redeemed	(831,748)	(15,082)
Net increase (decrease)	6,304,948	770,003
Units outstanding, beginning	770,003	-
Units outstanding, ending	7,074,951	770,003

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$9,303,647
Cost of units redeemed/account charges	(1,082,621)
Net investment income (loss)	53,665
Net realized gain (loss)	138,578
Realized gain distributions	105,766
Net change in unrealized appreciation (depreciation)	745,062
Net assets	$9,264,097

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	7,075	$9,264	1.25%	25.0%	12/31/2019	$1.32	0	$0	1.00%	25.3%	12/31/2019	$1.33	0	$0	0.75%	25.7%
12/31/2018	1.05	770	806	1.25%	-5.4%	12/31/2018	1.05	0	0	1.00%	-5.2%	12/31/2018	1.06	0	0	0.75%	-5.0%
12/31/2017	1.11	0	0	1.25%	10.8%	12/31/2017	1.11	0	0	1.00%	10.9%	12/31/2017	1.11	0	0	0.75%	11.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.33	0	$0	0.50%	26.0%	12/31/2019	$1.34	0	$0	0.25%	26.3%	12/31/2019	$1.35	0	$0	0.00%	26.6%
12/31/2018	1.06	0	0	0.50%	-4.7%	12/31/2018	1.06	0	0	0.25%	-4.5%	12/31/2018	1.07	0	0	0.00%	-4.2%
12/31/2017	1.11	0	0	0.50%	11.2%	12/31/2017	1.11	0	0	0.25%	11.3%	12/31/2017	1.11	0	0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.0%
2018	1.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Government Bond Fund R4 Class - 06-FYC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$674	$680	62
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$674

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$674	649	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$674	649

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,932
Mortality & expense charges	(1,101)
Net investment income (loss)	831

Gain (loss) on investments:
Net realized gain (loss)	7,511
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(3,263)
Net gain (loss)	4,248

Increase (decrease) in net assets from operations	$5,079

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$831	$833
Net realized gain (loss)	7,511	(1)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(3,263)	3,257

Increase (decrease) in net assets from operations	5,079	4,089

Contract owner transactions:
Proceeds from units sold	15,827	191,512
Cost of units redeemed	(101,860)	(113,850)
Account charges	(8)	(115)
Increase (decrease)	(86,041)	77,547
Net increase (decrease)	(80,962)	81,636
Net assets, beginning	81,636	-
Net assets, ending	$674	$81,636

Units sold	15,513	198,319
Units redeemed	(97,631)	(115,552)
Net increase (decrease)	(82,118)	82,767
Units outstanding, beginning	82,767	-
Units outstanding, ending	649	82,767

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00
Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$207,339
Cost of units redeemed/account charges	(215,833)
Net investment income (loss)	1,664
Net realized gain (loss)	7,510
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(6)
Net assets	$674

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	1	$1	1.25%	5.2%	12/31/2019	$1.04	0	$0	1.00%	5.5%	12/31/2019	$1.05	0	$0	0.75%	5.8%
12/31/2018	0.99	83	82	1.25%	-0.6%	12/31/2018	0.99	0	0	1.00%	-0.4%	12/31/2018	0.99	0	0	0.75%	-0.1%
12/31/2017	0.99	0	0	1.25%	-0.7%	12/31/2017	0.99	0	0	1.00%	-0.6%	12/31/2017	1.00	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	6.0%	12/31/2019	$1.06	0	$0	0.25%	6.3%	12/31/2019	$1.07	0	$0	0.00%	6.6%
12/31/2018	1.00	0	0	0.50%	0.1%	12/31/2018	1.00	0	0	0.25%	0.4%	12/31/2018	1.01	0	0	0.00%	0.6%
12/31/2017	1.00	0	0	0.50%	-0.4%	12/31/2017	1.00	0	0	0.25%	-0.2%	12/31/2017	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.7%
2018	3.6%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Government Bond Fund R6 Class - 06-FYF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,272	$10,280	993
Receivables: investments sold	387
Payables: investments purchased	-
Net assets	$10,659

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,659	10,205	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$10,659	10,205

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,695
Mortality & expense charges	(780)
Net investment income (loss)	915

Gain (loss) on investments:
Net realized gain (loss)	5,235
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(77)
Net gain (loss)	5,158

Increase (decrease) in net assets from operations	$6,073

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$915	$113
Net realized gain (loss)	5,235	(170)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(77)	69

Increase (decrease) in net assets from operations	6,073	12

Contract owner transactions:
Proceeds from units sold	142,206	38,872
Cost of units redeemed	(142,020)	(34,393)
Account charges	(81)	(10)
Increase (decrease)	105	4,469
Net increase (decrease)	6,178	4,481
Net assets, beginning	4,481	-
Net assets, ending	$10,659	$4,481

Units sold	141,442	40,065
Units redeemed	(135,763)	(35,539)
Net increase (decrease)	5,679	4,526
Units outstanding, beginning	4,526	-
Units outstanding, ending	10,205	4,526

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$181,078
Cost of units redeemed/account charges	(176,504)
Net investment income (loss)	1,028
Net realized gain (loss)	5,065
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(8)
Net assets	$10,659

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	10	$11	1.25%	5.5%	12/31/2019	$1.05	0	$0	1.00%	5.8%	12/31/2019	$1.06	0	$0	0.75%	6.0%
12/31/2018	0.99	5	4	1.25%	-0.4%	12/31/2018	0.99	0	0	1.00%	-0.1%	12/31/2018	1.00	0	0	0.75%	0.1%
12/31/2017	0.99	0	0	1.25%	-0.6%	12/31/2017	1.00	0	0	1.00%	-0.5%	12/31/2017	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	6.3%	12/31/2019	$1.07	0	$0	0.25%	6.6%	12/31/2019	$1.08	0	$0	0.00%	6.8%
12/31/2018	1.00	0	0	0.50%	0.4%	12/31/2018	1.01	0	0	0.25%	0.6%	12/31/2018	1.01	0	0	0.00%	0.9%
12/31/2017	1.00	0	0	0.50%	-0.2%	12/31/2017	1.00	0	0	0.25%	-0.1%	12/31/2017	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	22.4%
2018	8.3%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Mid Cap Growth Fund R4 Class - 06-FYG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,073,180	$2,822,813	79,707
Receivables: investments sold	-
Payables: investments purchased	(6,821)
Net assets	$3,066,359

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,066,359	2,148,052	$1.43
Band 100	-	-	1.44
Band 75	-	-	1.45
Band 50	-	-	1.45
Band 25	-	-	1.46
Band 0	-	-	1.47
Total	$3,066,359	2,148,052

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(29,064)
Net investment income (loss)	(29,064)

Gain (loss) on investments:
Net realized gain (loss)	16,011
Realized gain distributions	207,100
Net change in unrealized appreciation (depreciation)	468,721
Net gain (loss)	691,832

Increase (decrease) in net assets from operations	$662,768

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(29,064)	$(16,365)
Net realized gain (loss)	16,011	35,985
Realized gain distributions	207,100	84,050
Net change in unrealized appreciation (depreciation)	468,721	(202,931)

Increase (decrease) in net assets from operations	662,768	(99,261)

Contract owner transactions:
Proceeds from units sold	1,446,185	1,241,776
Cost of units redeemed	(381,972)	(575,606)
Account charges	(1,508)	(1,155)
Increase (decrease)	1,062,705	665,015
Net increase (decrease)	1,725,473	565,754
Net assets, beginning	1,340,886	775,132
Net assets, ending	$3,066,359	$1,340,886

Units sold	1,149,034	1,070,906
Units redeemed	(295,520)	(476,945)
Net increase (decrease)	853,514	593,961
Units outstanding, beginning	1,294,538	700,577
Units outstanding, ending	2,148,052	1,294,538

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,458,562
Cost of units redeemed/account charges	(960,867)
Net investment income (loss)	(45,816)
Net realized gain (loss)	51,991
Realized gain distributions	312,122
Net change in unrealized appreciation (depreciation)	250,367
Net assets	$3,066,359

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.43	2,148	$3,066	1.25%	37.8%	12/31/2019	$1.44	0	$0	1.00%	38.2%	12/31/2019	$1.45	0	$0	0.75%	38.5%
12/31/2018	1.04	1,295	1,341	1.25%	-6.4%	12/31/2018	1.04	0	0	1.00%	-6.1%	12/31/2018	1.04	0	0	0.75%	-5.9%
12/31/2017	1.11	701	775	1.25%	10.6%	12/31/2017	1.11	0	0	1.00%	10.8%	12/31/2017	1.11	0	0	0.75%	10.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.45	0	$0	0.50%	38.9%	12/31/2019	$1.46	0	$0	0.25%	39.2%	12/31/2019	$1.47	0	$0	0.00%	39.5%
12/31/2018	1.05	0	0	0.50%	-5.7%	12/31/2018	1.05	0	0	0.25%	-5.4%	12/31/2018	1.06	0	0	0.00%	-5.2%
12/31/2017	1.11	0	0	0.50%	11.1%	12/31/2017	1.11	0	0	0.25%	11.2%	12/31/2017	1.11	0	0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Mid Cap Growth Fund R6 Class - 06-FYH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,240,557	$4,010,357	107,484
Receivables: investments sold	-
Payables: investments purchased	(6,755)
Net assets	$4,233,802

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,233,802	2,945,793	$1.44
Band 100	-	-	1.45
Band 75	-	-	1.46
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.48
Total	$4,233,802	2,945,793

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(44,846)
Net investment income (loss)	(44,846)

Gain (loss) on investments:
Net realized gain (loss)	11,053
Realized gain distributions	278,139
Net change in unrealized appreciation (depreciation)	809,952
Net gain (loss)	1,099,144

Increase (decrease) in net assets from operations	$1,054,298

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(44,846)	$(16,112)
Net realized gain (loss)	11,053	(22,054)
Realized gain distributions	278,139	177,570
Net change in unrealized appreciation (depreciation)	809,952	(578,263)

Increase (decrease) in net assets from operations	1,054,298	(438,859)

Contract owner transactions:
Proceeds from units sold	1,239,688	3,954,334
Cost of units redeemed	(609,234)	(1,078,446)
Account charges	(2,312)	(1,138)
Increase (decrease)	628,142	2,874,750
Net increase (decrease)	1,682,440	2,435,891
Net assets, beginning	2,551,362	115,471
Net assets, ending	$4,233,802	$2,551,362

Units sold	977,285	3,483,820
Units redeemed	(485,246)	(1,134,281)
Net increase (decrease)	492,039	2,349,539
Units outstanding, beginning	2,453,754	104,215
Units outstanding, ending	2,945,793	2,453,754

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,314,719
Cost of units redeemed/account charges	(1,701,845)
Net investment income (loss)	(61,296)
Net realized gain (loss)	(10,514)
Realized gain distributions	462,538
Net change in unrealized appreciation (depreciation)	230,200
Net assets	$4,233,802

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.44	2,946	$4,234	1.25%	38.2%	12/31/2019	$1.45	0	$0	1.00%	38.6%	12/31/2019	$1.46	0	$0	0.75%	38.9%
12/31/2018	1.04	2,454	2,551	1.25%	-6.2%	12/31/2018	1.04	0	0	1.00%	-5.9%	12/31/2018	1.05	0	0	0.75%	-5.7%
12/31/2017	1.11	104	115	1.25%	10.8%	12/31/2017	1.11	0	0	1.00%	10.9%	12/31/2017	1.11	0	0	0.75%	11.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.46	0	$0	0.50%	39.3%	12/31/2019	$1.47	0	$0	0.25%	39.6%	12/31/2019	$1.48	0	$0	0.00%	40.0%
12/31/2018	1.05	0	0	0.50%	-5.4%	12/31/2018	1.06	0	0	0.25%	-5.2%	12/31/2018	1.06	0	0	0.00%	-5.0%
12/31/2017	1.11	0	0	0.50%	11.2%	12/31/2017	1.11	0	0	0.25%	11.4%	12/31/2017	1.12	0	0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Mid Cap Value Fund R4 Class - 06-FYJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,392	$35,524	908
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$35,391

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$35,391	30,468	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$35,391	30,468

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$386
Mortality & expense charges	(423)
Net investment income (loss)	(37)

Gain (loss) on investments:
Net realized gain (loss)	(160)
Realized gain distributions	1,325
Net change in unrealized appreciation (depreciation)	5,922
Net gain (loss)	7,087

Increase (decrease) in net assets from operations	$7,050

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(37)	$141
Net realized gain (loss)	(160)	(948)
Realized gain distributions	1,325	1,872
Net change in unrealized appreciation (depreciation)	5,922	(6,054)

Increase (decrease) in net assets from operations	7,050	(4,989)

Contract owner transactions:
Proceeds from units sold	5,974	43,162
Cost of units redeemed	(5,242)	(10,564)
Account charges	-	-
Increase (decrease)	732	32,598
Net increase (decrease)	7,782	27,609
Net assets, beginning	27,609	-
Net assets, ending	$35,391	$27,609

Units sold	5,545	40,077
Units redeemed	(4,729)	(10,425)
Net increase (decrease)	816	29,652
Units outstanding, beginning	29,652	-
Units outstanding, ending	30,468	29,652

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$49,136
Cost of units redeemed/account charges	(15,806)
Net investment income (loss)	104
Net realized gain (loss)	(1,108)
Realized gain distributions	3,197
Net change in unrealized appreciation (depreciation)	(132)
Net assets	$35,391

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	30	$35	1.25%	24.8%	12/31/2019	$1.17	0	$0	1.00%	25.1%	12/31/2019	$1.18	0	$0	0.75%	25.4%
12/31/2018	0.93	30	28	1.25%	-12.9%	12/31/2018	0.93	0	0	1.00%	-12.7%	12/31/2018	0.94	0	0	0.75%	-12.5%
12/31/2017	1.07	0	0	1.25%	7.0%	12/31/2017	1.07	0	0	1.00%	7.1%	12/31/2017	1.07	0	0	0.75%	7.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	0.50%	25.7%	12/31/2019	$1.19	0	$0	0.25%	26.0%	12/31/2019	$1.20	0	$0	0.00%	26.3%
12/31/2018	0.94	0	0	0.50%	-12.3%	12/31/2018	0.95	0	0	0.25%	-12.1%	12/31/2018	0.95	0	0	0.00%	-11.8%
12/31/2017	1.07	0	0	0.50%	7.4%	12/31/2017	1.08	0	0	0.25%	7.5%	12/31/2017	1.08	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.2%
2018	3.4%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Mid Cap Value Fund R6 Class - 06-FYK
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,032,130	$1,046,496	26,027
Receivables: investments sold	-
Payables: investments purchased	(132)
Net assets	$1,031,998

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,031,998	883,011	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$1,031,998	883,011

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$13,458
Mortality & expense charges	(9,709)
Net investment income (loss)	3,749

Gain (loss) on investments:
Net realized gain (loss)	(3,404)
Realized gain distributions	38,295
Net change in unrealized appreciation (depreciation)	129,690
Net gain (loss)	164,581

Increase (decrease) in net assets from operations	$168,330

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,749	$6,851
Net realized gain (loss)	(3,404)	404
Realized gain distributions	38,295	38,348
Net change in unrealized appreciation (depreciation)	129,690	(144,056)

Increase (decrease) in net assets from operations	168,330	(98,453)

Contract owner transactions:
Proceeds from units sold	335,588	947,897
Cost of units redeemed	(105,864)	(214,611)
Account charges	(645)	(244)
Increase (decrease)	229,079	733,042
Net increase (decrease)	397,409	634,589
Net assets, beginning	634,589	-
Net assets, ending	$1,031,998	$634,589

Units sold	299,459	883,248
Units redeemed	(95,698)	(203,998)
Net increase (decrease)	203,761	679,250
Units outstanding, beginning	679,250	-
Units outstanding, ending	883,011	679,250

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,283,485
Cost of units redeemed/account charges	(321,364)
Net investment income (loss)	10,600
Net realized gain (loss)	(3,000)
Realized gain distributions	76,643
Net change in unrealized appreciation (depreciation)	(14,366)
Net assets	$1,031,998

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	883	$1,032	1.25%	25.1%	12/31/2019	$1.18	0	$0	1.00%	25.4%	12/31/2019	$1.18	0	$0	0.75%	25.7%
12/31/2018	0.93	679	635	1.25%	-12.8%	12/31/2018	0.94	0	0	1.00%	-12.5%	12/31/2018	0.94	0	0	0.75%	-12.3%
12/31/2017	1.07	0	0	1.25%	7.1%	12/31/2017	1.07	0	0	1.00%	7.2%	12/31/2017	1.07	0	0	0.75%	7.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	0.50%	26.0%	12/31/2019	$1.20	0	$0	0.25%	26.4%	12/31/2019	$1.21	0	$0	0.00%	26.7%
12/31/2018	0.94	0	0	0.50%	-12.1%	12/31/2018	0.95	0	0	0.25%	-11.9%	12/31/2018	0.95	0	0	0.00%	-11.7%
12/31/2017	1.08	0	0	0.50%	7.5%	12/31/2017	1.08	0	0	0.25%	7.6%	12/31/2017	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	3.4%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2020 Fund R4 Class - 06-GMM (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	1.25%	13.8%	12/31/2019	$1.08	0	$0	1.00%	14.1%	12/31/2019	$1.09	0	$0	0.75%	14.4%
12/31/2018	0.95	0	0	1.25%	-6.0%	12/31/2018	0.95	0	0	1.00%	-5.7%	12/31/2018	0.95	0	0	0.75%	-5.5%
12/31/2017	1.01	0	0	1.25%	0.7%	12/31/2017	1.01	0	0	1.00%	0.7%	12/31/2017	1.01	0	0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	14.7%	12/31/2019	$1.10	0	$0	0.25%	15.0%	12/31/2019	$1.11	0	$0	0.00%	15.2%
12/31/2018	0.95	0	0	0.50%	-5.3%	12/31/2018	0.96	0	0	0.25%	-5.0%	12/31/2018	0.96	0	0	0.00%	-4.8%
12/31/2017	1.01	0	0	0.50%	0.7%	12/31/2017	1.01	0	0	0.25%	0.7%	12/31/2017	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2020 Fund R6 Class - 06-GGN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,887,359	$3,797,594	192,961
Receivables: investments sold	4,669
Payables: investments purchased	-
Net assets	$3,892,028

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,892,028	3,549,087	$1.10
Band 100	-	-	1.12
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$3,892,028	3,549,087

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$97,515
Mortality & expense charges	(39,076)
Net investment income (loss)	58,439

Gain (loss) on investments:
Net realized gain (loss)	(6,822)
Realized gain distributions	4,268
Net change in unrealized appreciation (depreciation)	340,465
Net gain (loss)	337,911

Increase (decrease) in net assets from operations	$396,350

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$58,439	$24,248
Net realized gain (loss)	(6,822)	(10,317)
Realized gain distributions	4,268	88,124
Net change in unrealized appreciation (depreciation)	340,465	(250,700)

Increase (decrease) in net assets from operations	396,350	(148,645)

Contract owner transactions:
Proceeds from units sold	1,492,139	2,954,522
Cost of units redeemed	(596,462)	(201,068)
Account charges	(4,393)	(415)
Increase (decrease)	891,284	2,753,039
Net increase (decrease)	1,287,634	2,604,394
Net assets, beginning	2,604,394	-
Net assets, ending	$3,892,028	$2,604,394

Units sold	1,410,510	2,915,392
Units redeemed	(570,806)	(206,009)
Net increase (decrease)	839,704	2,709,383
Units outstanding, beginning	2,709,383	-
Units outstanding, ending	3,549,087	2,709,383

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,446,661
Cost of units redeemed/account charges	(802,338)
Net investment income (loss)	82,687
Net realized gain (loss)	(17,139)
Realized gain distributions	92,392
Net change in unrealized appreciation (depreciation)	89,765
Net assets	$3,892,028

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	3,549	$3,892	1.25%	14.1%	12/31/2019	$1.12	0	$0	1.00%	14.6%	12/31/2019	$1.11	0	$0	0.75%	14.7%
12/31/2018	0.96	2,709	2,604	1.25%	-5.7%	12/31/2018	0.98	0	0	1.00%	-4.5%	12/31/2018	0.97	0	0	0.75%	-5.3%
12/31/2017	1.02	0	0	1.25%	2.0%	12/31/2017	1.02	0	0	1.00%	2.2%	12/31/2017	1.02	0	0	0.75%	2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	14.9%	12/31/2019	$1.12	0	$0	0.25%	15.2%	12/31/2019	$1.13	0	$0	0.00%	15.5%
12/31/2018	0.97	0	0	0.50%	-5.0%	12/31/2018	0.97	0	0	0.25%	-4.8%	12/31/2018	0.98	0	0	0.00%	-4.5%
12/31/2017	1.02	0	0	0.50%	2.1%	12/31/2017	1.02	0	0	0.25%	2.1%	12/31/2017	1.02	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.0%
2018	3.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2025 Fund R4 Class - 06-GMN (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	16.5%	12/31/2019	$1.10	0	$0	1.00%	16.8%	12/31/2019	$1.10	0	$0	0.75%	17.1%
12/31/2018	0.94	0	0	1.25%	-7.1%	12/31/2018	0.94	0	0	1.00%	-6.9%	12/31/2018	0.94	0	0	0.75%	-6.7%
12/31/2017	1.01	0	0	1.25%	0.8%	12/31/2017	1.01	0	0	1.00%	0.8%	12/31/2017	1.01	0	0	0.75%	0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	17.4%	12/31/2019	$1.11	0	$0	0.25%	17.7%	12/31/2019	$1.12	0	$0	0.00%	18.0%
12/31/2018	0.94	0	0	0.50%	-6.4%	12/31/2018	0.95	0	0	0.25%	-6.2%	12/31/2018	0.95	0	0	0.00%	-6.0%
12/31/2017	1.01	0	0	0.50%	0.8%	12/31/2017	1.01	0	0	0.25%	0.8%	12/31/2017	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2025 Fund R6 Class - 06-GGP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,129,030	$2,034,912	94,806
Receivables: investments sold	-
Payables: investments purchased	(70,779)
Net assets	$2,058,251

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,058,251	1,850,122	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$2,058,251	1,850,122

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$46,095
Mortality & expense charges	(20,149)
Net investment income (loss)	25,946

Gain (loss) on investments:
Net realized gain (loss)	(12,078)
Realized gain distributions	7,801
Net change in unrealized appreciation (depreciation)	227,279
Net gain (loss)	223,002

Increase (decrease) in net assets from operations	$248,948

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$25,946	$12,352
Net realized gain (loss)	(12,078)	(1,073)
Realized gain distributions	7,801	39,924
Net change in unrealized appreciation (depreciation)	227,279	(133,161)

Increase (decrease) in net assets from operations	248,948	(81,958)

Contract owner transactions:
Proceeds from units sold	1,367,926	1,562,484
Cost of units redeemed	(989,170)	(43,616)
Account charges	(5,305)	(1,058)
Increase (decrease)	373,451	1,517,810
Net increase (decrease)	622,399	1,435,852
Net assets, beginning	1,435,852	-
Net assets, ending	$2,058,251	$1,435,852

Units sold	1,386,525	1,553,157
Units redeemed	(1,044,860)	(44,700)
Net increase (decrease)	341,665	1,508,457
Units outstanding, beginning	1,508,457	-
Units outstanding, ending	1,850,122	1,508,457

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,930,410
Cost of units redeemed/account charges	(1,039,149)
Net investment income (loss)	38,298
Net realized gain (loss)	(13,151)
Realized gain distributions	47,725
Net change in unrealized appreciation (depreciation)	94,118
Net assets	$2,058,251

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	1,850	$2,058	1.25%	16.9%	12/31/2019	$1.13	0	$0	1.00%	17.4%	12/31/2019	$1.12	0	$0	0.75%	17.5%
12/31/2018	0.95	1,508	1,436	1.25%	-6.9%	12/31/2018	0.97	0	0	1.00%	-5.8%	12/31/2018	0.96	0	0	0.75%	-6.5%
12/31/2017	1.02	0	0	1.25%	2.3%	12/31/2017	1.02	0	0	1.00%	2.5%	12/31/2017	1.02	0	0	0.75%	2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	17.8%	12/31/2019	$1.14	0	$0	0.25%	18.0%	12/31/2019	$1.14	0	$0	0.00%	18.3%
12/31/2018	0.96	0	0	0.50%	-6.2%	12/31/2018	0.96	0	0	0.25%	-6.0%	12/31/2018	0.97	0	0	0.00%	-5.7%
12/31/2017	1.02	0	0	0.50%	2.4%	12/31/2017	1.02	0	0	0.25%	2.4%	12/31/2017	1.02	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.6%
2018	2.6%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2030 Fund R4 Class - 06-GMP (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	1.25%	18.6%	12/31/2019	$1.11	0	$0	1.00%	18.9%	12/31/2019	$1.11	0	$0	0.75%	19.2%
12/31/2018	0.93	0	0	1.25%	-8.0%	12/31/2018	0.93	0	0	1.00%	-7.7%	12/31/2018	0.93	0	0	0.75%	-7.5%
12/31/2017	1.01	0	0	1.25%	0.9%	12/31/2017	1.01	0	0	1.00%	0.9%	12/31/2017	1.01	0	0	0.75%	0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	19.5%	12/31/2019	$1.12	0	$0	0.25%	19.8%	12/31/2019	$1.13	0	$0	0.00%	20.1%
12/31/2018	0.94	0	0	0.50%	-7.3%	12/31/2018	0.94	0	0	0.25%	-7.0%	12/31/2018	0.94	0	0	0.00%	-6.8%
12/31/2017	1.01	0	0	0.50%	0.9%	12/31/2017	1.01	0	0	0.25%	1.0%	12/31/2017	1.01	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2030 Fund R6 Class - 06-GGR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,951,367	$2,803,696	129,233
Receivables: investments sold	11,961
Payables: investments purchased	-
Net assets	$2,963,328

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,963,328	2,632,899	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$2,963,328	2,632,899

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$59,816
Mortality & expense charges	(27,056)
Net investment income (loss)	32,760

Gain (loss) on investments:
Net realized gain (loss)	(3,688)
Realized gain distributions	13,406
Net change in unrealized appreciation (depreciation)	316,227
Net gain (loss)	325,945

Increase (decrease) in net assets from operations	$358,705

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$32,760	$13,655
Net realized gain (loss)	(3,688)	(12,544)
Realized gain distributions	13,406	58,707
Net change in unrealized appreciation (depreciation)	316,227	(168,556)

Increase (decrease) in net assets from operations	358,705	(108,738)

Contract owner transactions:
Proceeds from units sold	1,597,525	1,921,136
Cost of units redeemed	(652,893)	(144,586)
Account charges	(6,431)	(1,390)
Increase (decrease)	938,201	1,775,160
Net increase (decrease)	1,296,906	1,666,422
Net assets, beginning	1,666,422	-
Net assets, ending	$2,963,328	$1,666,422

Units sold	1,491,460	1,911,595
Units redeemed	(619,206)	(150,950)
Net increase (decrease)	872,254	1,760,645
Units outstanding, beginning	1,760,645	-
Units outstanding, ending	2,632,899	1,760,645

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,518,661
Cost of units redeemed/account charges	(805,300)
Net investment income (loss)	46,415
Net realized gain (loss)	(16,232)
Realized gain distributions	72,113
Net change in unrealized appreciation (depreciation)	147,671
Net assets	$2,963,328

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	2,633	$2,963	1.25%	18.9%	12/31/2019	$1.15	0	$0	1.00%	19.5%	12/31/2019	$1.14	0	$0	0.75%	19.5%
12/31/2018	0.95	1,761	1,666	1.25%	-7.8%	12/31/2018	0.96	0	0	1.00%	-6.6%	12/31/2018	0.95	0	0	0.75%	-7.3%
12/31/2017	1.03	0	0	1.25%	2.6%	12/31/2017	1.03	0	0	1.00%	2.8%	12/31/2017	1.03	0	0	0.75%	2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	19.8%	12/31/2019	$1.15	0	$0	0.25%	20.1%	12/31/2019	$1.16	0	$0	0.00%	20.4%
12/31/2018	0.95	0	0	0.50%	-7.1%	12/31/2018	0.96	0	0	0.25%	-6.8%	12/31/2018	0.96	0	0	0.00%	-6.6%
12/31/2017	1.03	0	0	0.50%	2.7%	12/31/2017	1.03	0	0	0.25%	2.8%	12/31/2017	1.03	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.6%
2018	2.4%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2035 Fund R4 Class - 06-GMR (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	1.25%	20.5%	12/31/2019	$1.12	0	$0	1.00%	20.8%	12/31/2019	$1.12	0	$0	0.75%	21.1%
12/31/2018	0.92	0	0	1.25%	-8.8%	12/31/2018	0.92	0	0	1.00%	-8.5%	12/31/2018	0.93	0	0	0.75%	-8.3%
12/31/2017	1.01	0	0	1.25%	1.0%	12/31/2017	1.01	0	0	1.00%	1.1%	12/31/2017	1.01	0	0	0.75%	1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	21.4%	12/31/2019	$1.13	0	$0	0.25%	21.7%	12/31/2019	$1.14	0	$0	0.00%	22.0%
12/31/2018	0.93	0	0	0.50%	-8.1%	12/31/2018	0.93	0	0	0.25%	-7.8%	12/31/2018	0.93	0	0	0.00%	-7.6%
12/31/2017	1.01	0	0	0.50%	1.1%	12/31/2017	1.01	0	0	0.25%	1.1%	12/31/2017	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2035 Fund R6 Class - 06-GGT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,560,273	$2,401,333	105,706
Receivables: investments sold	-
Payables: investments purchased	(10,642)
Net assets	$2,549,631

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,549,631	2,243,189	$1.14
Band 100	-	-	1.16
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$2,549,631	2,243,189

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$56,101
Mortality & expense charges	(27,624)
Net investment income (loss)	28,477

Gain (loss) on investments:
Net realized gain (loss)	(12,087)
Realized gain distributions	10,174
Net change in unrealized appreciation (depreciation)	381,956
Net gain (loss)	380,043

Increase (decrease) in net assets from operations	$408,520

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$28,477	$15,273
Net realized gain (loss)	(12,087)	(243)
Realized gain distributions	10,174	61,832
Net change in unrealized appreciation (depreciation)	381,956	(223,016)

Increase (decrease) in net assets from operations	408,520	(146,154)

Contract owner transactions:
Proceeds from units sold	1,164,885	2,091,020
Cost of units redeemed	(954,219)	(7,962)
Account charges	(5,381)	(1,078)
Increase (decrease)	205,285	2,081,980
Net increase (decrease)	613,805	1,935,826
Net assets, beginning	1,935,826	-
Net assets, ending	$2,549,631	$1,935,826

Units sold	1,089,181	2,065,317
Units redeemed	(902,413)	(8,896)
Net increase (decrease)	186,768	2,056,421
Units outstanding, beginning	2,056,421	-
Units outstanding, ending	2,243,189	2,056,421

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,255,905
Cost of units redeemed/account charges	(968,640)
Net investment income (loss)	43,750
Net realized gain (loss)	(12,330)
Realized gain distributions	72,006
Net change in unrealized appreciation (depreciation)	158,940
Net assets	$2,549,631

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	2,243	$2,550	1.25%	20.7%	12/31/2019	$1.16	0	$0	1.00%	21.3%	12/31/2019	$1.15	0	$0	0.75%	21.3%
12/31/2018	0.94	2,056	1,936	1.25%	-8.5%	12/31/2018	0.96	0	0	1.00%	-7.4%	12/31/2018	0.95	0	0	0.75%	-8.1%
12/31/2017	1.03	0	0	1.25%	2.9%	12/31/2017	1.03	0	0	1.00%	3.1%	12/31/2017	1.03	0	0	0.75%	3.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	0.50%	21.6%	12/31/2019	$1.16	0	$0	0.25%	22.0%	12/31/2019	$1.17	0	$0	0.00%	22.3%
12/31/2018	0.95	0	0	0.50%	-7.8%	12/31/2018	0.95	0	0	0.25%	-7.6%	12/31/2018	0.96	0	0	0.00%	-7.4%
12/31/2017	1.03	0	0	0.50%	3.0%	12/31/2017	1.03	0	0	0.25%	3.1%	12/31/2017	1.03	0	0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.5%
2018	2.4%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2040 Fund R4 Class - 06-GMT (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	1.25%	22.0%	12/31/2019	$1.12	0	$0	1.00%	22.3%	12/31/2019	$1.13	0	$0	0.75%	22.6%
12/31/2018	0.92	0	0	1.25%	-9.4%	12/31/2018	0.92	0	0	1.00%	-9.1%	12/31/2018	0.92	0	0	0.75%	-8.9%
12/31/2017	1.01	0	0	1.25%	1.1%	12/31/2017	1.01	0	0	1.00%	1.2%	12/31/2017	1.01	0	0	0.75%	1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	22.9%	12/31/2019	$1.14	0	$0	0.25%	23.2%	12/31/2019	$1.15	0	$0	0.00%	23.5%
12/31/2018	0.92	0	0	0.50%	-8.7%	12/31/2018	0.93	0	0	0.25%	-8.4%	12/31/2018	0.93	0	0	0.00%	-8.2%
12/31/2017	1.01	0	0	0.50%	1.2%	12/31/2017	1.01	0	0	0.25%	1.2%	12/31/2017	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2040 Fund R6 Class - 06-GGV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,704,772	$1,590,036	69,365
Receivables: investments sold	12,035
Payables: investments purchased	-
Net assets	$1,716,807

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,716,807	1,497,919	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.16
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$1,716,807	1,497,919

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$34,063
Mortality & expense charges	(17,098)
Net investment income (loss)	16,965

Gain (loss) on investments:
Net realized gain (loss)	(9,496)
Realized gain distributions	7,335
Net change in unrealized appreciation (depreciation)	237,158
Net gain (loss)	234,997

Increase (decrease) in net assets from operations	$251,962

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$16,965	$7,711
Net realized gain (loss)	(9,496)	(475)
Realized gain distributions	7,335	39,381
Net change in unrealized appreciation (depreciation)	237,158	(122,422)

Increase (decrease) in net assets from operations	251,962	(75,805)

Contract owner transactions:
Proceeds from units sold	1,013,847	1,098,035
Cost of units redeemed	(537,966)	(27,318)
Account charges	(4,965)	(983)
Increase (decrease)	470,916	1,069,734
Net increase (decrease)	722,878	993,929
Net assets, beginning	993,929	-
Net assets, ending	$1,716,807	$993,929

Units sold	949,826	1,088,201
Units redeemed	(512,468)	(27,640)
Net increase (decrease)	437,358	1,060,561
Units outstanding, beginning	1,060,561	-
Units outstanding, ending	1,497,919	1,060,561

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,111,882
Cost of units redeemed/account charges	(571,232)
Net investment income (loss)	24,676
Net realized gain (loss)	(9,971)
Realized gain distributions	46,716
Net change in unrealized appreciation (depreciation)	114,736
Net assets	$1,716,807

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	1,498	$1,717	1.25%	22.3%	12/31/2019	$1.17	0	$0	1.00%	22.9%	12/31/2019	$1.16	0	$0	0.75%	22.9%
12/31/2018	0.94	1,061	994	1.25%	-9.1%	12/31/2018	0.95	0	0	1.00%	-8.0%	12/31/2018	0.94	0	0	0.75%	-8.7%
12/31/2017	1.03	0	0	1.25%	3.1%	12/31/2017	1.03	0	0	1.00%	3.3%	12/31/2017	1.03	0	0	0.75%	3.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	0.50%	23.2%	12/31/2019	$1.17	0	$0	0.25%	23.5%	12/31/2019	$1.18	0	$0	0.00%	23.8%
12/31/2018	0.95	0	0	0.50%	-8.4%	12/31/2018	0.95	0	0	0.25%	-8.2%	12/31/2018	0.95	0	0	0.00%	-8.0%
12/31/2017	1.03	0	0	0.50%	3.3%	12/31/2017	1.03	0	0	0.25%	3.3%	12/31/2017	1.03	0	0	0.00%	3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.5%
2018	2.3%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2045 Fund R4 Class - 06-GMV (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	1.25%	22.8%	12/31/2019	$1.13	0	$0	1.00%	23.1%	12/31/2019	$1.13	0	$0	0.75%	23.4%
12/31/2018	0.91	0	0	1.25%	-9.7%	12/31/2018	0.92	0	0	1.00%	-9.5%	12/31/2018	0.92	0	0	0.75%	-9.3%
12/31/2017	1.01	0	0	1.25%	1.2%	12/31/2017	1.01	0	0	1.00%	1.2%	12/31/2017	1.01	0	0	0.75%	1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	23.7%	12/31/2019	$1.14	0	$0	0.25%	24.0%	12/31/2019	$1.15	0	$0	0.00%	24.3%
12/31/2018	0.92	0	0	0.50%	-9.0%	12/31/2018	0.92	0	0	0.25%	-8.8%	12/31/2018	0.93	0	0	0.00%	-8.6%
12/31/2017	1.01	0	0	0.50%	1.2%	12/31/2017	1.01	0	0	0.25%	1.2%	12/31/2017	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2045 Fund R6 Class - 06-GGW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,475,547	$1,371,640	59,190
Receivables: investments sold	8,951
Payables: investments purchased	-
Net assets	$1,484,498

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,484,498	1,291,200	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$1,484,498	1,291,200

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$24,590
Mortality & expense charges	(12,179)
Net investment income (loss)	12,411

Gain (loss) on investments:
Net realized gain (loss)	(4,984)
Realized gain distributions	3,114
Net change in unrealized appreciation (depreciation)	188,316
Net gain (loss)	186,446

Increase (decrease) in net assets from operations	$198,857

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$12,411	$6,058
Net realized gain (loss)	(4,984)	(936)
Realized gain distributions	3,114	23,995
Net change in unrealized appreciation (depreciation)	188,316	(84,409)

Increase (decrease) in net assets from operations	198,857	(55,292)

Contract owner transactions:
Proceeds from units sold	1,144,502	853,993
Cost of units redeemed	(621,518)	(30,107)
Account charges	(4,821)	(1,116)
Increase (decrease)	518,163	822,770
Net increase (decrease)	717,020	767,478
Net assets, beginning	767,478	-
Net assets, ending	$1,484,498	$767,478

Units sold	1,055,896	852,580
Units redeemed	(586,376)	(30,900)
Net increase (decrease)	469,520	821,680
Units outstanding, beginning	821,680	-
Units outstanding, ending	1,291,200	821,680

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,998,495
Cost of units redeemed/account charges	(657,562)
Net investment income (loss)	18,469
Net realized gain (loss)	(5,920)
Realized gain distributions	27,109
Net change in unrealized appreciation (depreciation)	103,907
Net assets	$1,484,498

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	1,291	$1,484	1.25%	23.1%	12/31/2019	$1.17	0	$0	1.00%	23.7%	12/31/2019	$1.16	0	$0	0.75%	23.7%
12/31/2018	0.93	822	767	1.25%	-9.5%	12/31/2018	0.95	0	0	1.00%	-8.3%	12/31/2018	0.94	0	0	0.75%	-9.0%
12/31/2017	1.03	0	0	1.25%	3.2%	12/31/2017	1.03	0	0	1.00%	3.4%	12/31/2017	1.03	0	0	0.75%	3.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	24.0%	12/31/2019	$1.17	0	$0	0.25%	24.3%	12/31/2019	$1.18	0	$0	0.00%	24.6%
12/31/2018	0.94	0	0	0.50%	-8.8%	12/31/2018	0.95	0	0	0.25%	-8.6%	12/31/2018	0.95	0	0	0.00%	-8.3%
12/31/2017	1.03	0	0	0.50%	3.3%	12/31/2017	1.03	0	0	0.25%	3.4%	12/31/2017	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	2.2%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2050 Fund R4 Class - 06-GMW (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	1.25%	22.8%	12/31/2019	$1.13	0	$0	1.00%	23.1%	12/31/2019	$1.13	0	$0	0.75%	23.4%
12/31/2018	0.91	0	0	1.25%	-9.7%	12/31/2018	0.92	0	0	1.00%	-9.4%	12/31/2018	0.92	0	0	0.75%	-9.2%
12/31/2017	1.01	0	0	1.25%	1.1%	12/31/2017	1.01	0	0	1.00%	1.2%	12/31/2017	1.01	0	0	0.75%	1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	23.7%	12/31/2019	$1.15	0	$0	0.25%	24.0%	12/31/2019	$1.15	0	$0	0.00%	24.3%
12/31/2018	0.92	0	0	0.50%	-9.0%	12/31/2018	0.92	0	0	0.25%	-8.8%	12/31/2018	0.93	0	0	0.00%	-8.5%
12/31/2017	1.01	0	0	0.50%	1.2%	12/31/2017	1.01	0	0	0.25%	1.2%	12/31/2017	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2050 Fund R6 Class - 06-GGX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,070,239	$1,000,859	43,096
Receivables: investments sold	6,309
Payables: investments purchased	-
Net assets	$1,076,548

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,076,548	935,929	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$1,076,548	935,929

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$17,489
Mortality & expense charges	(8,307)
Net investment income (loss)	9,182

Gain (loss) on investments:
Net realized gain (loss)	(2,574)
Realized gain distributions	3,148
Net change in unrealized appreciation (depreciation)	124,426
Net gain (loss)	125,000

Increase (decrease) in net assets from operations	$134,182

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$9,182	$3,762
Net realized gain (loss)	(2,574)	(1,057)
Realized gain distributions	3,148	16,879
Net change in unrealized appreciation (depreciation)	124,426	(55,046)

Increase (decrease) in net assets from operations	134,182	(35,462)

Contract owner transactions:
Proceeds from units sold	752,317	548,162
Cost of units redeemed	(291,191)	(26,467)
Account charges	(4,023)	(970)
Increase (decrease)	457,103	520,725
Net increase (decrease)	591,285	485,263
Net assets, beginning	485,263	-
Net assets, ending	$1,076,548	$485,263

Units sold	692,919	546,761
Units redeemed	(276,185)	(27,566)
Net increase (decrease)	416,734	519,195
Units outstanding, beginning	519,195	-
Units outstanding, ending	935,929	519,195

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,300,479
Cost of units redeemed/account charges	(322,651)
Net investment income (loss)	12,944
Net realized gain (loss)	(3,631)
Realized gain distributions	20,027
Net change in unrealized appreciation (depreciation)	69,380
Net assets	$1,076,548

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	936	$1,077	1.25%	23.1%	12/31/2019	$1.17	0	$0	1.00%	23.6%	12/31/2019	$1.16	0	$0	0.75%	23.7%
12/31/2018	0.93	519	485	1.25%	-9.4%	12/31/2018	0.95	0	0	1.00%	-8.3%	12/31/2018	0.94	0	0	0.75%	-9.0%
12/31/2017	1.03	0	0	1.25%	3.2%	12/31/2017	1.03	0	0	1.00%	3.4%	12/31/2017	1.03	0	0	0.75%	3.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	24.0%	12/31/2019	$1.18	0	$0	0.25%	24.3%	12/31/2019	$1.18	0	$0	0.00%	24.6%
12/31/2018	0.94	0	0	0.50%	-8.7%	12/31/2018	0.95	0	0	0.25%	-8.5%	12/31/2018	0.95	0	0	0.00%	-8.3%
12/31/2017	1.03	0	0	0.50%	3.3%	12/31/2017	1.03	0	0	0.25%	3.4%	12/31/2017	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	2.2%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2055 Fund R4 Class - 06-GMX (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	1.25%	22.8%	12/31/2019	$1.13	0	$0	1.00%	23.1%	12/31/2019	$1.13	0	$0	0.75%	23.4%
12/31/2018	0.91	0	0	1.25%	-9.7%	12/31/2018	0.92	0	0	1.00%	-9.5%	12/31/2018	0.92	0	0	0.75%	-9.3%
12/31/2017	1.01	0	0	1.25%	1.2%	12/31/2017	1.01	0	0	1.00%	1.2%	12/31/2017	1.01	0	0	0.75%	1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	23.7%	12/31/2019	$1.14	0	$0	0.25%	24.0%	12/31/2019	$1.15	0	$0	0.00%	24.4%
12/31/2018	0.92	0	0	0.50%	-9.1%	12/31/2018	0.92	0	0	0.25%	-8.8%	12/31/2018	0.93	0	0	0.00%	-8.6%
12/31/2017	1.01	0	0	0.50%	1.2%	12/31/2017	1.01	0	0	0.25%	1.2%	12/31/2017	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2055 Fund R6 Class - 06-GGY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$615,651	$570,023	25,116
Receivables: investments sold	7,744
Payables: investments purchased	-
Net assets	$623,395

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$623,395	542,362	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$623,395	542,362

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$10,810
Mortality & expense charges	(5,354)
Net investment income (loss)	5,456

Gain (loss) on investments:
Net realized gain (loss)	(1,641)
Realized gain distributions	1,051
Net change in unrealized appreciation (depreciation)	80,784
Net gain (loss)	80,194

Increase (decrease) in net assets from operations	$85,650

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,456	$2,433
Net realized gain (loss)	(1,641)	(1,151)
Realized gain distributions	1,051	8,171
Net change in unrealized appreciation (depreciation)	80,784	(35,156)

Increase (decrease) in net assets from operations	85,650	(25,703)

Contract owner transactions:
Proceeds from units sold	482,708	373,805
Cost of units redeemed	(258,816)	(30,200)
Account charges	(3,502)	(547)
Increase (decrease)	220,390	343,058
Net increase (decrease)	306,040	317,355
Net assets, beginning	317,355	-
Net assets, ending	$623,395	$317,355

Units sold	452,610	370,960
Units redeemed	(250,191)	(31,017)
Net increase (decrease)	202,419	339,943
Units outstanding, beginning	339,943	-
Units outstanding, ending	542,362	339,943

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$856,513
Cost of units redeemed/account charges	(293,065)
Net investment income (loss)	7,889
Net realized gain (loss)	(2,792)
Realized gain distributions	9,222
Net change in unrealized appreciation (depreciation)	45,628
Net assets	$623,395

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	542	$623	1.25%	23.1%	12/31/2019	$1.17	0	$0	1.00%	23.7%	12/31/2019	$1.16	0	$0	0.75%	23.7%
12/31/2018	0.93	340	317	1.25%	-9.5%	12/31/2018	0.95	0	0	1.00%	-8.4%	12/31/2018	0.94	0	0	0.75%	-9.1%
12/31/2017	1.03	0	0	1.25%	3.2%	12/31/2017	1.03	0	0	1.00%	3.4%	12/31/2017	1.03	0	0	0.75%	3.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	24.0%	12/31/2019	$1.17	0	$0	0.25%	24.4%	12/31/2019	$1.18	0	$0	0.00%	24.7%
12/31/2018	0.94	0	0	0.50%	-8.8%	12/31/2018	0.94	0	0	0.25%	-8.6%	12/31/2018	0.95	0	0	0.00%	-8.4%
12/31/2017	1.03	0	0	0.50%	3.3%	12/31/2017	1.03	0	0	0.25%	3.3%	12/31/2017	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	2.3%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2060 Fund R4 Class - 06-GMY (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	1.25%	22.9%	12/31/2019	$1.13	0	$0	1.00%	23.2%	12/31/2019	$1.14	0	$0	0.75%	23.5%
12/31/2018	0.92	0	0	1.25%	-9.3%	12/31/2018	0.92	0	0	1.00%	-9.1%	12/31/2018	0.92	0	0	0.75%	-8.9%
12/31/2017	1.01	0	0	1.25%	1.2%	12/31/2017	1.01	0	0	1.00%	1.2%	12/31/2017	1.01	0	0	0.75%	1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	23.8%	12/31/2019	$1.15	0	$0	0.25%	24.1%	12/31/2019	$1.16	0	$0	0.00%	24.4%
12/31/2018	0.92	0	0	0.50%	-8.6%	12/31/2018	0.93	0	0	0.25%	-8.4%	12/31/2018	0.93	0	0	0.00%	-8.2%
12/31/2017	1.01	0	0	0.50%	1.2%	12/31/2017	1.01	0	0	0.25%	1.2%	12/31/2017	1.01	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend 2060 Fund R6 Class - 06-GHC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$309,211	$283,724	16,500
Receivables: investments sold	7,598
Payables: investments purchased	-
Net assets	$316,809

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$316,809	273,881	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$316,809	273,881

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$5,612
Mortality & expense charges	(2,790)
Net investment income (loss)	2,822

Gain (loss) on investments:
Net realized gain (loss)	1,195
Realized gain distributions	625
Net change in unrealized appreciation (depreciation)	38,515
Net gain (loss)	40,335

Increase (decrease) in net assets from operations	$43,157

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,822	$1,016
Net realized gain (loss)	1,195	(1,130)
Realized gain distributions	625	1,384
Net change in unrealized appreciation (depreciation)	38,515	(13,028)

Increase (decrease) in net assets from operations	43,157	(11,758)

Contract owner transactions:
Proceeds from units sold	263,831	170,771
Cost of units redeemed	(123,376)	(20,188)
Account charges	(4,709)	(919)
Increase (decrease)	135,746	149,664
Net increase (decrease)	178,903	137,906
Net assets, beginning	137,906	-
Net assets, ending	$316,809	$137,906

Units sold	246,400	168,338
Units redeemed	(119,398)	(21,459)
Net increase (decrease)	127,002	146,879
Units outstanding, beginning	146,879	-
Units outstanding, ending	273,881	146,879

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$434,602
Cost of units redeemed/account charges	(149,192)
Net investment income (loss)	3,838
Net realized gain (loss)	65
Realized gain distributions	2,009
Net change in unrealized appreciation (depreciation)	25,487
Net assets	$316,809

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	274	$317	1.25%	23.2%	12/31/2019	$1.18	0	$0	1.00%	23.8%	12/31/2019	$1.17	0	$0	0.75%	23.8%
12/31/2018	0.94	147	138	1.25%	-9.1%	12/31/2018	0.95	0	0	1.00%	-7.9%	12/31/2018	0.94	0	0	0.75%	-8.6%
12/31/2017	1.03	0	0	1.25%	3.3%	12/31/2017	1.03	0	0	1.00%	3.5%	12/31/2017	1.03	0	0	0.75%	3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	0.50%	24.1%	12/31/2019	$1.18	0	$0	0.25%	24.4%	12/31/2019	$1.19	0	$0	0.00%	24.7%
12/31/2018	0.95	0	0	0.50%	-8.4%	12/31/2018	0.95	0	0	0.25%	-8.2%	12/31/2018	0.95	0	0	0.00%	-7.9%
12/31/2017	1.03	0	0	0.50%	3.4%	12/31/2017	1.03	0	0	0.25%	3.4%	12/31/2017	1.03	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.5%
2018	2.2%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend Inc Fund R4 Class - 06-GNC (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	12.4%	12/31/2019	$1.08	0	$0	1.00%	12.7%	12/31/2019	$1.08	0	$0	0.75%	13.0%
12/31/2018	0.95	0	0	1.25%	-5.3%	12/31/2018	0.96	0	0	1.00%	-5.0%	12/31/2018	0.96	0	0	0.75%	-4.8%
12/31/2017	1.01	0	0	1.25%	0.6%	12/31/2017	1.01	0	0	1.00%	0.6%	12/31/2017	1.01	0	0	0.75%	0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	13.2%	12/31/2019	$1.09	0	$0	0.25%	13.5%	12/31/2019	$1.10	0	$0	0.00%	13.8%
12/31/2018	0.96	0	0	0.50%	-4.6%	12/31/2018	0.96	0	0	0.25%	-4.3%	12/31/2018	0.97	0	0	0.00%	-4.1%
12/31/2017	1.01	0	0	0.50%	0.6%	12/31/2017	1.01	0	0	0.25%	0.7%	12/31/2017	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetirement Blend Inc Fund R6 Class - 06-GHF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$64,834	$62,455	3,658
Receivables: investments sold	1,135
Payables: investments purchased	-
Net assets	$65,969

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$65,969	60,734	$1.09
Band 100	-	-	1.11
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$65,969	60,734

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,139
Mortality & expense charges	(939)
Net investment income (loss)	1,200

Gain (loss) on investments:
Net realized gain (loss)	1,263
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	6,127
Net gain (loss)	7,390

Increase (decrease) in net assets from operations	$8,590

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,200	$456
Net realized gain (loss)	1,263	(12)
Realized gain distributions	-	1,845
Net change in unrealized appreciation (depreciation)	6,127	(3,748)

Increase (decrease) in net assets from operations	8,590	(1,459)

Contract owner transactions:
Proceeds from units sold	71,405	67,557
Cost of units redeemed	(75,109)	(1,298)
Account charges	(2,753)	(964)
Increase (decrease)	(6,457)	65,295
Net increase (decrease)	2,133	63,836
Net assets, beginning	63,836	-
Net assets, ending	$65,969	$63,836

Units sold	70,076	68,542
Units redeemed	(75,555)	(2,329)
Net increase (decrease)	(5,479)	66,213
Units outstanding, beginning	66,213	-
Units outstanding, ending	60,734	66,213

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$138,962
Cost of units redeemed/account charges	(80,124)
Net investment income (loss)	1,656
Net realized gain (loss)	1,251
Realized gain distributions	1,845
Net change in unrealized appreciation (depreciation)	2,379
Net assets	$65,969

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	61	$66	1.25%	12.7%	12/31/2019	$1.11	0	$0	1.00%	13.2%	12/31/2019	$1.10	0	$0	0.75%	13.2%
12/31/2018	0.96	66	64	1.25%	-5.0%	12/31/2018	0.98	0	0	1.00%	-3.8%	12/31/2018	0.97	0	0	0.75%	-4.5%
12/31/2017	1.01	0	0	1.25%	1.5%	12/31/2017	1.02	0	0	1.00%	1.7%	12/31/2017	1.02	0	0	0.75%	1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	13.5%	12/31/2019	$1.11	0	$0	0.25%	13.8%	12/31/2019	$1.12	0	$0	0.00%	14.1%
12/31/2018	0.97	0	0	0.50%	-4.3%	12/31/2018	0.98	0	0	0.25%	-4.0%	12/31/2018	0.98	0	0	0.00%	-3.8%
12/31/2017	1.02	0	0	0.50%	1.6%	12/31/2017	1.02	0	0	0.25%	1.7%	12/31/2017	1.02	0	0	0.00%	1.7%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.3%
2018	1.9%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan U.S. Small Company Fund R4 Class - 06-FYM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,759	$6,851	438
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$7,756

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,756	6,870	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$7,756	6,870

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$41
Mortality & expense charges	(161)
Net investment income (loss)	(120)

Gain (loss) on investments:
Net realized gain (loss)	(2,347)
Realized gain distributions	3
Net change in unrealized appreciation (depreciation)	4,149
Net gain (loss)	1,805

Increase (decrease) in net assets from operations	$1,685

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(120)	$(60)
Net realized gain (loss)	(2,347)	18
Realized gain distributions	3	1,253
Net change in unrealized appreciation (depreciation)	4,149	(3,241)

Increase (decrease) in net assets from operations	1,685	(2,030)

Contract owner transactions:
Proceeds from units sold	4,001	15,291
Cost of units redeemed	(10,910)	(219)
Account charges	(42)	(20)
Increase (decrease)	(6,951)	15,052
Net increase (decrease)	(5,266)	13,022
Net assets, beginning	13,022	-
Net assets, ending	$7,756	$13,022

Units sold	3,836	14,103
Units redeemed	(10,858)	(211)
Net increase (decrease)	(7,022)	13,892
Units outstanding, beginning	13,892	-
Units outstanding, ending	6,870	13,892

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$19,292
Cost of units redeemed/account charges	(11,191)
Net investment income (loss)	(180)
Net realized gain (loss)	(2,329)
Realized gain distributions	1,256
Net change in unrealized appreciation (depreciation)	908
Net assets	$7,756

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	7	$8	1.25%	20.4%	12/31/2019	$1.14	0	$0	1.00%	20.7%	12/31/2019	$1.14	0	$0	0.75%	21.0%
12/31/2018	0.94	14	13	1.25%	-13.4%	12/31/2018	0.94	0	0	1.00%	-13.2%	12/31/2018	0.94	0	0	0.75%	-12.9%
12/31/2017	1.08	0	0	1.25%	8.2%	12/31/2017	1.08	0	0	1.00%	8.4%	12/31/2017	1.08	0	0	0.75%	8.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	21.3%	12/31/2019	$1.16	0	$0	0.25%	21.7%	12/31/2019	$1.17	0	$0	0.00%	22.0%
12/31/2018	0.95	0	0	0.50%	-12.7%	12/31/2018	0.95	0	0	0.25%	-12.5%	12/31/2018	0.96	0	0	0.00%	-12.3%
12/31/2017	1.09	0	0	0.50%	8.6%	12/31/2017	1.09	0	0	0.25%	8.8%	12/31/2017	1.09	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.4%
2018	0.4%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan U.S. Small Company Fund R6 Class - 06-FYN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$298,131	$315,978	16,815
Receivables: investments sold	672
Payables: investments purchased	-
Net assets	$298,803

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$298,803	262,868	$1.14
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.17
Total	$298,803	262,868

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,210
Mortality & expense charges	(3,908)
Net investment income (loss)	(1,698)

Gain (loss) on investments:
Net realized gain (loss)	(22,234)
Realized gain distributions	142
Net change in unrealized appreciation (depreciation)	83,713
Net gain (loss)	61,621

Increase (decrease) in net assets from operations	$59,923

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,698)	$(118)
Net realized gain (loss)	(22,234)	(253)
Realized gain distributions	142	35,295
Net change in unrealized appreciation (depreciation)	83,713	(101,560)

Increase (decrease) in net assets from operations	59,923	(66,636)

Contract owner transactions:
Proceeds from units sold	36,623	510,185
Cost of units redeemed	(111,222)	(129,597)
Account charges	(321)	(152)
Increase (decrease)	(74,920)	380,436
Net increase (decrease)	(14,997)	313,800
Net assets, beginning	313,800	-
Net assets, ending	$298,803	$313,800

Units sold	34,820	445,660
Units redeemed	(105,061)	(112,551)
Net increase (decrease)	(70,241)	333,109
Units outstanding, beginning	333,109	-
Units outstanding, ending	262,868	333,109

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$546,808
Cost of units redeemed/account charges	(241,292)
Net investment income (loss)	(1,816)
Net realized gain (loss)	(22,487)
Realized gain distributions	35,437
Net change in unrealized appreciation (depreciation)	(17,847)
Net assets	$298,803

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	263	$299	1.25%	20.7%	12/31/2019	$1.14	0	$0	1.00%	21.0%	12/31/2019	$1.15	0	$0	0.75%	21.3%
12/31/2018	0.94	333	314	1.25%	-13.1%	12/31/2018	0.95	0	0	1.00%	-12.9%	12/31/2018	0.95	0	0	0.75%	-12.6%
12/31/2017	1.08	0	0	1.25%	8.4%	12/31/2017	1.09	0	0	1.00%	8.5%	12/31/2017	1.09	0	0	0.75%	8.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	0.50%	21.6%	12/31/2019	$1.17	0	$0	0.25%	21.9%	12/31/2019	$1.17	0	$0	0.00%	22.2%
12/31/2018	0.95	0	0	0.50%	-12.4%	12/31/2018	0.96	0	0	0.25%	-12.2%	12/31/2018	0.96	0	0	0.00%	-12.0%
12/31/2017	1.09	0	0	0.50%	8.8%	12/31/2017	1.09	0	0	0.25%	8.9%	12/31/2017	1.09	0	0	0.00%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	0.9%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Value Advantage Fund R4 Class - 06-GJH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,139,155	$18,003,004	510,955
Receivables: investments sold	-
Payables: investments purchased	(162,255)
Net assets	$18,976,900

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,976,900	16,066,025	$1.18
Band 100	-	-	1.20
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.21
Total	$18,976,900	16,066,025

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$286,268
Mortality & expense charges	(216,552)
Net investment income (loss)	69,716

Gain (loss) on investments:
Net realized gain (loss)	110,169
Realized gain distributions	457,962
Net change in unrealized appreciation (depreciation)	3,326,743
Net gain (loss)	3,894,874

Increase (decrease) in net assets from operations	$3,964,590

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$69,716	$88,409
Net realized gain (loss)	110,169	(38,914)
Realized gain distributions	457,962	736,881
Net change in unrealized appreciation (depreciation)	3,326,743	(2,190,592)

Increase (decrease) in net assets from operations	3,964,590	(1,404,216)

Contract owner transactions:
Proceeds from units sold	8,345,625	18,095,687
Cost of units redeemed	(7,481,748)	(2,396,639)
Account charges	(74,286)	(72,113)
Increase (decrease)	789,591	15,626,935
Net increase (decrease)	4,754,181	14,222,719
Net assets, beginning	14,222,719	-
Net assets, ending	$18,976,900	$14,222,719

Units sold	7,846,022	18,216,520
Units redeemed	(6,888,369)	(3,108,148)
Net increase (decrease)	957,653	15,108,372
Units outstanding, beginning	15,108,372	-
Units outstanding, ending	16,066,025	15,108,372

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$26,441,312
Cost of units redeemed/account charges	(10,024,786)
Net investment income (loss)	158,125
Net realized gain (loss)	71,255
Realized gain distributions	1,194,843
Net change in unrealized appreciation (depreciation)	1,136,151
Net assets	$18,976,900

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	16,066	$18,977	1.25%	25.5%	12/31/2019	$1.20	0	$0	1.00%	26.1%	12/31/2019	$1.19	0	$0	0.75%	26.1%
12/31/2018	0.94	15,108	14,223	1.25%	-10.3%	12/31/2018	0.95	0	0	1.00%	-9.2%	12/31/2018	0.95	0	0	0.75%	-9.9%
12/31/2017	1.05	0	0	1.25%	5.0%	12/31/2017	1.05	0	0	1.00%	5.1%	12/31/2017	1.05	0	0	0.75%	5.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	0.50%	26.4%	12/31/2019	$1.21	0	$0	0.25%	26.7%	12/31/2019	$1.21	0	$0	0.00%	27.1%
12/31/2018	0.95	0	0	0.50%	-9.6%	12/31/2018	0.95	0	0	0.25%	-9.4%	12/31/2018	0.95	0	0	0.00%	-9.2%
12/31/2017	1.05	0	0	0.50%	5.1%	12/31/2017	1.05	0	0	0.25%	5.1%	12/31/2017	1.05	0	0	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
2018	3.7%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Value Advantage Fund R6 Class - 06-GJJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,127,707	$2,103,060	56,801
Receivables: investments sold	-
Payables: investments purchased	(10,153)
Net assets	$2,117,554

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,117,554	1,783,067	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$2,117,554	1,783,067

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$36,189
Mortality & expense charges	(5,216)
Net investment income (loss)	30,973

Gain (loss) on investments:
Net realized gain (loss)	5,900
Realized gain distributions	51,707
Net change in unrealized appreciation (depreciation)	24,647
Net gain (loss)	82,254

Increase (decrease) in net assets from operations	$113,227

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$30,973	$-
Net realized gain (loss)	5,900	-
Realized gain distributions	51,707	-
Net change in unrealized appreciation (depreciation)	24,647	-

Increase (decrease) in net assets from operations	113,227	-

Contract owner transactions:
Proceeds from units sold	2,134,636	-
Cost of units redeemed	(126,573)	-
Account charges	(3,736)	-
Increase (decrease)	2,004,327	-
Net increase (decrease)	2,117,554	-
Net assets, beginning	-	-
Net assets, ending	$2,117,554	$-

Units sold	1,897,245	-
Units redeemed	(114,178)	-
Net increase (decrease)	1,783,067	-
Units outstanding, beginning	-	-
Units outstanding, ending	1,783,067	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,134,636
Cost of units redeemed/account charges	(130,309)
Net investment income (loss)	30,973
Net realized gain (loss)	5,900
Realized gain distributions	51,707
Net change in unrealized appreciation (depreciation)	24,647
Net assets	$2,117,554

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	1,783	$2,118	1.25%	25.8%	12/31/2019	$1.21	0	$0	1.00%	26.4%	12/31/2019	$1.20	0	$0	0.75%	26.4%
12/31/2018	0.94	0	0	1.25%	-10.1%	12/31/2018	0.96	0	0	1.00%	-9.0%	12/31/2018	0.95	0	0	0.75%	-9.6%
12/31/2017	1.05	0	0	1.25%	5.0%	12/31/2017	1.05	0	0	1.00%	5.2%	12/31/2017	1.05	0	0	0.75%	5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	0	$0	0.50%	26.7%	12/31/2019	$1.21	0	$0	0.25%	27.0%	12/31/2019	$1.22	0	$0	0.00%	27.4%
12/31/2018	0.95	0	0	0.50%	-9.4%	12/31/2018	0.95	0	0	0.25%	-9.2%	12/31/2018	0.96	0	0	0.00%	-9.0%
12/31/2017	1.05	0	0	0.50%	5.1%	12/31/2017	1.05	0	0	0.25%	5.2%	12/31/2017	1.05	0	0	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.4%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Large Cap Value Fund R6 Class - 06-3GF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$198,435	$183,602	12,715
Receivables: investments sold	-
Payables: investments purchased	(4,140)
Net assets	$194,295

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$194,295	181,959	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$194,295	181,959

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,574
Mortality & expense charges	(1,578)
Net investment income (loss)	996

Gain (loss) on investments:
Net realized gain (loss)	158
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	14,833
Net gain (loss)	14,991

Increase (decrease) in net assets from operations	$15,987

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$996	$-
Net realized gain (loss)	158	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	14,833	-

Increase (decrease) in net assets from operations	15,987	-

Contract owner transactions:
Proceeds from units sold	192,065	-
Cost of units redeemed	(13,057)	-
Account charges	(700)	-
Increase (decrease)	178,308	-
Net increase (decrease)	194,295	-
Net assets, beginning	-	-
Net assets, ending	$194,295	$-

Units sold	195,390	-
Units redeemed	(13,431)	-
Net increase (decrease)	181,959	-
Units outstanding, beginning	-	-
Units outstanding, ending	181,959	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$192,065
Cost of units redeemed/account charges	(13,757)
Net investment income (loss)	996
Net realized gain (loss)	158
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	14,833
Net assets	$194,295

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	182	$194	1.25%	26.2%	12/31/2019	$1.07	0	$0	1.00%	26.5%	12/31/2019	$1.08	0	$0	0.75%	26.8%
12/31/2018	0.85	0	0	1.25%	-15.4%	12/31/2018	0.85	0	0	1.00%	-15.3%	12/31/2018	0.85	0	0	0.75%	-15.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	27.1%	12/31/2019	$1.08	0	$0	0.25%	27.4%	12/31/2019	$1.09	0	$0	0.00%	27.7%
12/31/2018	0.85	0	0	0.50%	-15.1%	12/31/2018	0.85	0	0	0.25%	-15.0%	12/31/2018	0.85	0	0	0.00%	-14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.6%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Large Cap Growth Fund R6 Class - 06-3GJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,474	$10,348	248
Receivables: investments sold	-
Payables: investments purchased	(24)
Net assets	$10,450

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,450	9,016	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$10,450	9,016

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$27
Mortality & expense charges	(82)
Net investment income (loss)	(55)

Gain (loss) on investments:
Net realized gain (loss)	6
Realized gain distributions	1,139
Net change in unrealized appreciation (depreciation)	126
Net gain (loss)	1,271

Increase (decrease) in net assets from operations	$1,216

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(55)	$-
Net realized gain (loss)	6	-
Realized gain distributions	1,139	-
Net change in unrealized appreciation (depreciation)	126	-

Increase (decrease) in net assets from operations	1,216	-

Contract owner transactions:
Proceeds from units sold	9,289	-
Cost of units redeemed	(20)	-
Account charges	(35)	-
Increase (decrease)	9,234	-
Net increase (decrease)	10,450	-
Net assets, beginning	-	-
Net assets, ending	$10,450	$-

Units sold	9,066	-
Units redeemed	(50)	-
Net increase (decrease)	9,016	-
Units outstanding, beginning	-	-
Units outstanding, ending	9,016	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$9,289
Cost of units redeemed/account charges	(55)
Net investment income (loss)	(55)
Net realized gain (loss)	6
Realized gain distributions	1,139
Net change in unrealized appreciation (depreciation)	126
Net assets	$10,450

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	9	$10	1.25%	37.7%	12/31/2019	$1.16	0	$0	1.00%	38.0%	12/31/2019	$1.17	0	$0	0.75%	38.3%
12/31/2018	0.84	0	0	1.25%	-15.8%	12/31/2018	0.84	0	0	1.00%	-15.7%	12/31/2018	0.84	0	0	0.75%	-15.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	38.7%	12/31/2019	$1.18	0	$0	0.25%	39.0%	12/31/2019	$1.18	0	$0	0.00%	39.4%
12/31/2018	0.84	0	0	0.50%	-15.5%	12/31/2018	0.85	0	0	0.25%	-15.4%	12/31/2018	0.85	0	0	0.00%	-15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.5%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Small Cap Growth Fund R6 Class - 06-3JM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$329,178	$323,702	16,027
Receivables: investments sold	-
Payables: investments purchased	(464)
Net assets	$328,714

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$328,714	311,656	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$328,714	311,656

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$724
Mortality & expense charges	(728)
Net investment income (loss)	(4)

Gain (loss) on investments:
Net realized gain (loss)	(9)
Realized gain distributions	16,253
Net change in unrealized appreciation (depreciation)	5,476
Net gain (loss)	21,720

Increase (decrease) in net assets from operations	$21,716

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4)	$-
Net realized gain (loss)	(9)	-
Realized gain distributions	16,253	-
Net change in unrealized appreciation (depreciation)	5,476	-

Increase (decrease) in net assets from operations	21,716	-

Contract owner transactions:
Proceeds from units sold	309,565	-
Cost of units redeemed	(2,563)	-
Account charges	(4)	-
Increase (decrease)	306,998	-
Net increase (decrease)	328,714	-
Net assets, beginning	-	-
Net assets, ending	$328,714	$-

Units sold	314,254	-
Units redeemed	(2,598)	-
Net increase (decrease)	311,656	-
Units outstanding, beginning	-	-
Units outstanding, ending	311,656	-

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$309,565
Cost of units redeemed/account charges	(2,567)
Net investment income (loss)	(4)
Net realized gain (loss)	(9)
Realized gain distributions	16,253
Net change in unrealized appreciation (depreciation)	5,476
Net assets	$328,714

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	312	$329	1.25%	36.1%	12/31/2019	$1.06	0	$0	1.00%	36.5%	12/31/2019	$1.06	0	$0	0.75%	36.8%
12/31/2018	0.77	0	0	1.25%	-22.5%	12/31/2018	0.78	0	0	1.00%	-22.5%	12/31/2018	0.78	0	0	0.75%	-22.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	37.2%	12/31/2019	$1.07	0	$0	0.25%	37.5%	12/31/2019	$1.07	0	$0	0.00%	37.9%
12/31/2018	0.78	0	0	0.50%	-22.4%	12/31/2018	0.78	0	0	0.25%	-22.3%	12/31/2018	0.78	0	0	0.00%	-22.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.4%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Emerging Markets Equity Fund R6 Class - 06-4CN (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	1.25%	9.9%	12/31/2019	$1.10	0	$0	1.00%	10.0%	12/31/2019	$1.10	0	$0	0.75%	10.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	10.2%	12/31/2019	$1.10	0	$0	0.25%	10.2%	12/31/2019	$1.10	0	$0	0.00%	10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Small Cap Value Fund R6 Class - 06-44Y (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	7.0%	12/31/2019	$1.07	0	$0	1.00%	7.1%	12/31/2019	$1.07	0	$0	0.75%	7.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	7.3%	12/31/2019	$1.07	0	$0	0.25%	7.4%	12/31/2019	$1.08	0	$0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Income Builder Fund R6 Class - 06-3W3 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	6.7%	12/31/2019	$1.07	0	$0	1.00%	6.9%	12/31/2019	$1.07	0	$0	0.75%	7.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	7.3%	12/31/2019	$1.08	0	$0	0.25%	7.5%	12/31/2019	$1.08	0	$0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Core Plus Bond Fund R6 Class - 06-3W6 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	1.25%	5.1%	12/31/2019	$1.05	0	$0	1.00%	5.3%	12/31/2019	$1.06	0	$0	0.75%	5.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	5.7%	12/31/2019	$1.06	0	$0	0.25%	5.9%	12/31/2019	$1.06	0	$0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetire Income R6 Class - 06-47H (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	0	$0	1.25%	2.8%	12/31/2019	$1.03	0	$0	1.00%	2.9%	12/31/2019	$1.03	0	$0	0.75%	2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	0	$0	0.50%	3.0%	12/31/2019	$1.03	0	$0	0.25%	3.1%	12/31/2019	$1.03	0	$0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
UndscvrdMgrs Behavioral Val R6 Class - 06-4FX (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	0	$0	1.25%	1.0%	12/31/2019	$1.01	0	$0	1.00%	1.0%	12/31/2019	$1.01	0	$0	0.75%	1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	0	$0	0.50%	1.0%	12/31/2019	$1.01	0	$0	0.25%	1.0%	12/31/2019	$1.01	0	$0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan Global Allocation R6 Class - 06-4FH (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	1.25%	4.7%	12/31/2019	$1.05	0	$0	1.00%	4.8%	12/31/2019	$1.05	0	$0	0.75%	4.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	0.50%	4.9%	12/31/2019	$1.05	0	$0	0.25%	5.0%	12/31/2019	$1.05	0	$0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetire 2020 R6 Class - 06-46R (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	0	$0	1.25%	3.4%	12/31/2019	$1.03	0	$0	1.00%	3.5%	12/31/2019	$1.04	0	$0	0.75%	3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	0.50%	3.7%	12/31/2019	$1.04	0	$0	0.25%	3.8%	12/31/2019	$1.04	0	$0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetire 2025 R6 Class - 06-46T (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	1.25%	4.9%	12/31/2019	$1.05	0	$0	1.00%	5.0%	12/31/2019	$1.05	0	$0	0.75%	5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	0.50%	5.2%	12/31/2019	$1.05	0	$0	0.25%	5.3%	12/31/2019	$1.05	0	$0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetire 2030 R6 Class - 06-46V (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	1.25%	6.2%	12/31/2019	$1.06	0	$0	1.00%	6.3%	12/31/2019	$1.06	0	$0	0.75%	6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	6.5%	12/31/2019	$1.07	0	$0	0.25%	6.6%	12/31/2019	$1.07	0	$0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetire 2035 R6 Class - 06-46W (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	1.25%	7.8%	12/31/2019	$1.08	0	$0	1.00%	7.9%	12/31/2019	$1.08	0	$0	0.75%	8.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	8.1%	12/31/2019	$1.08	0	$0	0.25%	8.2%	12/31/2019	$1.08	0	$0	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetire 2040 R6 Class - 06-46X (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	8.9%	12/31/2019	$1.09	0	$0	1.00%	9.0%	12/31/2019	$1.09	0	$0	0.75%	9.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	9.2%	12/31/2019	$1.09	0	$0	0.25%	9.3%	12/31/2019	$1.09	0	$0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetire 2045 R6 Class - 06-46Y (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	1.25%	9.6%	12/31/2019	$1.10	0	$0	1.00%	9.7%	12/31/2019	$1.10	0	$0	0.75%	9.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	9.9%	12/31/2019	$1.10	0	$0	0.25%	9.9%	12/31/2019	$1.10	0	$0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetire 2050 R6 Class - 06-47C (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	1.25%	9.6%	12/31/2019	$1.10	0	$0	1.00%	9.7%	12/31/2019	$1.10	0	$0	0.75%	9.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	9.9%	12/31/2019	$1.10	0	$0	0.25%	10.0%	12/31/2019	$1.10	0	$0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetire 2055 R6 Class - 06-47F (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	1.25%	9.6%	12/31/2019	$1.10	0	$0	1.00%	9.7%	12/31/2019	$1.10	0	$0	0.75%	9.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	9.9%	12/31/2019	$1.10	0	$0	0.25%	10.0%	12/31/2019	$1.10	0	$0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
JPMorgan SmartRetire 2060 R6 Class - 06-47G (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	1.25%	9.6%	12/31/2019	$1.10	0	$0	1.00%	9.7%	12/31/2019	$1.10	0	$0	0.75%	9.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	9.8%	12/31/2019	$1.10	0	$0	0.25%	9.9%	12/31/2019	$1.10	0	$0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Catholic Investor Core Bond Fund Institutional Class - 06-FRN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$71,054	$71,516	6,922
Receivables: investments sold	34
Payables: investments purchased	-
Net assets	$71,088

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$71,088	66,599	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$71,088	66,599

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$501
Mortality & expense charges	(60)
Net investment income (loss)	441

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(462)
Net gain (loss)	(462)

Increase (decrease) in net assets from operations	$(21)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$441	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(462)	-

Increase (decrease) in net assets from operations	(21)	-

Contract owner transactions:
Proceeds from units sold	71,109	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	71,109	-
Net increase (decrease)	71,088	-
Net assets, beginning	-	-
Net assets, ending	$71,088	$-

Units sold	66,599	-
Units redeemed	-	-
Net increase (decrease)	66,599	-
Units outstanding, beginning	-	-
Units outstanding, ending	66,599	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$71,109
Cost of units redeemed/account charges	-
Net investment income (loss)	441
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(462)
Net assets	$71,088

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	67	$71	1.25%	8.4%	12/31/2019	$1.07	0	$0	1.00%	8.7%	12/31/2019	$1.08	0	$0	0.75%	9.0%
12/31/2018	0.98	0	0	1.25%	-2.0%	12/31/2018	0.99	0	0	1.00%	-1.7%	12/31/2018	0.99	0	0	0.75%	-1.5%
12/31/2017	1.00	0	0	1.25%	0.4%	12/31/2017	1.01	0	0	1.00%	0.6%	12/31/2017	1.01	0	0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	9.2%	12/31/2019	$1.09	0	$0	0.25%	9.5%	12/31/2019	$1.10	0	$0	0.00%	9.8%
12/31/2018	1.00	0	0	0.50%	-1.2%	12/31/2018	1.00	0	0	0.25%	-1.0%	12/31/2018	1.00	0	0	0.00%	-0.7%
12/31/2017	1.01	0	0	0.50%	0.8%	12/31/2017	1.01	0	0	0.25%	0.9%	12/31/2017	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Catholic Investor International Equity Fund Institutional Class - 06-FRP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$99,318	$96,808	8,465
Receivables: investments sold	61
Payables: investments purchased	-
Net assets	$99,379

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$99,379	86,392	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$99,379	86,392

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$991
Mortality & expense charges	(565)
Net investment income (loss)	426

Gain (loss) on investments:
Net realized gain (loss)	(301)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	8,257
Net gain (loss)	7,956

Increase (decrease) in net assets from operations	$8,382

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$426	$251
Net realized gain (loss)	(301)	1,135
Realized gain distributions	-	980
Net change in unrealized appreciation (depreciation)	8,257	(8,176)

Increase (decrease) in net assets from operations	8,382	(5,810)

Contract owner transactions:
Proceeds from units sold	57,313	692
Cost of units redeemed	(4,680)	(25,812)
Account charges	(23)	(63)
Increase (decrease)	52,610	(25,183)
Net increase (decrease)	60,992	(30,993)
Net assets, beginning	38,387	69,380
Net assets, ending	$99,379	$38,387

Units sold	51,865	617
Units redeemed	(4,367)	(22,510)
Net increase (decrease)	47,498	(21,893)
Units outstanding, beginning	38,894	60,787
Units outstanding, ending	86,392	38,894

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$127,375
Cost of units redeemed/account charges	(32,934)
Net investment income (loss)	596
Net realized gain (loss)	852
Realized gain distributions	980
Net change in unrealized appreciation (depreciation)	2,510
Net assets	$99,379

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	86	$99	1.25%	16.6%	12/31/2019	$1.16	0	$0	1.00%	16.8%	12/31/2019	$1.16	0	$0	0.75%	17.1%
12/31/2018	0.99	39	38	1.25%	-13.5%	12/31/2018	0.99	0	0	1.00%	-13.3%	12/31/2018	0.99	0	0	0.75%	-13.1%
12/31/2017	1.14	61	69	1.25%	14.1%	12/31/2017	1.14	0	0	1.00%	14.3%	12/31/2017	1.14	0	0	0.75%	14.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	17.4%	12/31/2019	$1.18	0	$0	0.25%	17.7%	12/31/2019	$1.19	0	$0	0.00%	18.0%
12/31/2018	1.00	0	0	0.50%	-12.9%	12/31/2018	1.00	0	0	0.25%	-12.7%	12/31/2018	1.01	0	0	0.00%	-12.4%
12/31/2017	1.15	0	0	0.50%	14.6%	12/31/2017	1.15	0	0	0.25%	14.7%	12/31/2017	1.15	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	1.6%
2017	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Catholic Investor Large Cap Growth Fund Institutional Class - 06-FRR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$64,020	$65,018	4,874
Receivables: investments sold	37
Payables: investments purchased	-
Net assets	$64,057

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$64,057	47,625	$1.35
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$64,057	47,625

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1
Mortality & expense charges	(51)
Net investment income (loss)	(50)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	3,147
Net change in unrealized appreciation (depreciation)	(998)
Net gain (loss)	2,149

Increase (decrease) in net assets from operations	$2,099

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(50)	$-
Net realized gain (loss)	-	-
Realized gain distributions	3,147	-
Net change in unrealized appreciation (depreciation)	(998)	-

Increase (decrease) in net assets from operations	2,099	-

Contract owner transactions:
Proceeds from units sold	61,958	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	61,958	-
Net increase (decrease)	64,057	-
Net assets, beginning	-	-
Net assets, ending	$64,057	$-

Units sold	47,625	-
Units redeemed	-	-
Net increase (decrease)	47,625	-
Units outstanding, beginning	-	-
Units outstanding, ending	47,625	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$61,958
Cost of units redeemed/account charges	-
Net investment income (loss)	(50)
Net realized gain (loss)	-
Realized gain distributions	3,147
Net change in unrealized appreciation (depreciation)	(998)
Net assets	$64,057

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	48	$64	1.25%	29.1%	12/31/2019	$1.35	0	$0	1.00%	29.4%	12/31/2019	$1.36	0	$0	0.75%	29.7%
12/31/2018	1.04	0	0	1.25%	-6.2%	12/31/2018	1.05	0	0	1.00%	-5.9%	12/31/2018	1.05	0	0	0.75%	-5.7%
12/31/2017	1.11	0	0	1.25%	11.1%	12/31/2017	1.11	0	0	1.00%	11.2%	12/31/2017	1.11	0	0	0.75%	11.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	0	$0	0.50%	30.0%	12/31/2019	$1.38	0	$0	0.25%	30.4%	12/31/2019	$1.39	0	$0	0.00%	30.7%
12/31/2018	1.05	0	0	0.50%	-5.5%	12/31/2018	1.06	0	0	0.25%	-5.2%	12/31/2018	1.06	0	0	0.00%	-5.0%
12/31/2017	1.12	0	0	0.50%	11.5%	12/31/2017	1.12	0	0	0.25%	11.7%	12/31/2017	1.12	0	0	0.00%	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Catholic Investor Large Cap Value Fund Institutional Class - 06-FRT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$592,422	$536,476	44,873
Receivables: investments sold	362
Payables: investments purchased	-
Net assets	$592,784

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$592,784	469,851	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$592,784	469,851

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$8,357
Mortality & expense charges	(6,255)
Net investment income (loss)	2,102

Gain (loss) on investments:
Net realized gain (loss)	5,494
Realized gain distributions	10,419
Net change in unrealized appreciation (depreciation)	101,966
Net gain (loss)	117,879

Increase (decrease) in net assets from operations	$119,981

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,102	$1,015
Net realized gain (loss)	5,494	2,884
Realized gain distributions	10,419	8,565
Net change in unrealized appreciation (depreciation)	101,966	(62,100)

Increase (decrease) in net assets from operations	119,981	(49,636)

Contract owner transactions:
Proceeds from units sold	131,139	55,061
Cost of units redeemed	(116,384)	(58,005)
Account charges	(325)	(304)
Increase (decrease)	14,430	(3,248)
Net increase (decrease)	134,411	(52,884)
Net assets, beginning	458,373	511,257
Net assets, ending	$592,784	$458,373

Units sold	110,305	49,437
Units redeemed	(101,299)	(52,056)
Net increase (decrease)	9,006	(2,619)
Units outstanding, beginning	460,845	463,464
Units outstanding, ending	469,851	460,845

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$683,547
Cost of units redeemed/account charges	(184,728)
Net investment income (loss)	3,552
Net realized gain (loss)	8,443
Realized gain distributions	26,024
Net change in unrealized appreciation (depreciation)	55,946
Net assets	$592,784

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	470	$593	1.25%	26.8%	12/31/2019	$1.27	0	$0	1.00%	27.2%	12/31/2019	$1.28	0	$0	0.75%	27.5%
12/31/2018	0.99	461	458	1.25%	-9.8%	12/31/2018	1.00	0	0	1.00%	-9.6%	12/31/2018	1.00	0	0	0.75%	-9.4%
12/31/2017	1.10	463	511	1.25%	10.3%	12/31/2017	1.10	0	0	1.00%	10.5%	12/31/2017	1.11	0	0	0.75%	10.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	0	$0	0.50%	27.8%	12/31/2019	$1.29	0	$0	0.25%	28.1%	12/31/2019	$1.30	0	$0	0.00%	28.4%
12/31/2018	1.01	0	0	0.50%	-9.2%	12/31/2018	1.01	0	0	0.25%	-8.9%	12/31/2018	1.01	0	0	0.00%	-8.7%
12/31/2017	1.11	0	0	0.50%	10.7%	12/31/2017	1.11	0	0	0.25%	10.9%	12/31/2017	1.11	0	0	0.00%	11.0%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	1.5%
2017	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Catholic Investor Small Cap Equity Fund Institutional Class - 06-FRV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$489,293	$510,916	44,267
Receivables: investments sold	310
Payables: investments purchased	-
Net assets	$489,603

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$489,603	433,718	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$489,603	433,718

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$188
Mortality & expense charges	(5,261)
Net investment income (loss)	(5,073)

Gain (loss) on investments:
Net realized gain (loss)	(8,608)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	95,691
Net gain (loss)	87,083

Increase (decrease) in net assets from operations	$82,010

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,073)	$(5,367)
Net realized gain (loss)	(8,608)	(2,990)
Realized gain distributions	-	41,594
Net change in unrealized appreciation (depreciation)	95,691	(107,166)

Increase (decrease) in net assets from operations	82,010	(73,929)

Contract owner transactions:
Proceeds from units sold	90,344	41,288
Cost of units redeemed	(45,265)	(98,320)
Account charges	(314)	(306)
Increase (decrease)	44,765	(57,338)
Net increase (decrease)	126,775	(131,267)
Net assets, beginning	362,828	494,095
Net assets, ending	$489,603	$362,828

Units sold	82,699	37,382
Units redeemed	(43,175)	(90,527)
Net increase (decrease)	39,524	(53,145)
Units outstanding, beginning	394,194	447,339
Units outstanding, ending	433,718	394,194

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$631,517
Cost of units redeemed/account charges	(161,679)
Net investment income (loss)	(11,679)
Net realized gain (loss)	(11,565)
Realized gain distributions	64,632
Net change in unrealized appreciation (depreciation)	(21,623)
Net assets	$489,603

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	434	$490	1.25%	22.6%	12/31/2019	$1.14	0	$0	1.00%	23.0%	12/31/2019	$1.14	0	$0	0.75%	23.3%
12/31/2018	0.92	394	363	1.25%	-16.7%	12/31/2018	0.92	0	0	1.00%	-16.5%	12/31/2018	0.93	0	0	0.75%	-16.2%
12/31/2017	1.10	447	494	1.25%	10.5%	12/31/2017	1.11	0	0	1.00%	10.6%	12/31/2017	1.11	0	0	0.75%	10.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	23.6%	12/31/2019	$1.16	0	$0	0.25%	23.9%	12/31/2019	$1.17	0	$0	0.00%	24.2%
12/31/2018	0.93	0	0	0.50%	-16.0%	12/31/2018	0.93	0	0	0.25%	-15.8%	12/31/2018	0.94	0	0	0.00%	-15.6%
12/31/2017	1.11	0	0	0.50%	10.9%	12/31/2017	1.11	0	0	0.25%	11.0%	12/31/2017	1.11	0	0	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.1%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Bond-Debenture Fund A Class - 06-056 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	0	$0	1.25%	11.9%	12/31/2019	$1.23	0	$0	1.00%	12.2%	12/31/2019	$1.25	0	$0	0.75%	12.5%
12/31/2018	1.09	0	0	1.25%	-5.0%	12/31/2018	1.10	0	0	1.00%	-4.8%	12/31/2018	1.11	0	0	0.75%	-4.5%
12/31/2017	1.14	0	0	1.25%	7.9%	12/31/2017	1.15	0	0	1.00%	8.1%	12/31/2017	1.17	0	0	0.75%	8.4%
12/31/2016	1.06	0	0	1.25%	11.0%	12/31/2016	1.07	0	0	1.00%	11.3%	12/31/2016	1.07	0	0	0.75%	11.5%
12/31/2015	0.96	0	0	1.25%	-3.0%	12/31/2015	0.96	0	0	1.00%	-2.7%	12/31/2015	0.96	0	0	0.75%	-2.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	0	$0	0.50%	12.8%	12/31/2019	$1.29	0	$0	0.25%	13.0%	12/31/2019	$1.30	0	$0	0.00%	13.3%
12/31/2018	1.13	0	0	0.50%	-4.3%	12/31/2018	1.14	0	0	0.25%	-4.0%	12/31/2018	1.15	0	0	0.00%	-3.8%
12/31/2017	1.18	0	0	0.50%	8.7%	12/31/2017	1.19	0	0	0.25%	8.9%	12/31/2017	1.20	0	0	0.00%	9.2%
12/31/2016	1.08	0	0	0.50%	11.8%	12/31/2016	1.09	0	0	0.25%	12.1%	12/31/2016	1.10	0	0	0.00%	12.4%
12/31/2015	0.97	0	0	0.50%	-2.2%	12/31/2015	0.97	0	0	0.25%	-2.0%	12/31/2015	0.97	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Bond-Debenture Fund R3 Class - 06-072
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,793	$12,528	1,580
Receivables: investments sold	44
Payables: investments purchased	-
Net assets	$12,837

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,837	10,716	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$12,837	10,716

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,234
Mortality & expense charges	(438)
Net investment income (loss)	796

Gain (loss) on investments:
Net realized gain (loss)	2,486
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	73
Net gain (loss)	2,559

Increase (decrease) in net assets from operations	$3,355

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$796	$13
Net realized gain (loss)	2,486	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	73	192

Increase (decrease) in net assets from operations	3,355	205

Contract owner transactions:
Proceeds from units sold	11,306	28,643
Cost of units redeemed	(30,525)	(145)
Account charges	(2)	-
Increase (decrease)	(19,221)	28,498
Net increase (decrease)	(15,866)	28,703
Net assets, beginning	28,703	-
Net assets, ending	$12,837	$28,703

Units sold	11,492	26,922
Units redeemed	(27,557)	(141)
Net increase (decrease)	(16,065)	26,781
Units outstanding, beginning	26,781	-
Units outstanding, ending	10,716	26,781

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$39,949
Cost of units redeemed/account charges	(30,672)
Net investment income (loss)	809
Net realized gain (loss)	2,486
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	265
Net assets	$12,837

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	11	$13	1.25%	11.8%	12/31/2019	$1.21	0	$0	1.00%	12.1%	12/31/2019	$1.23	0	$0	0.75%	12.3%
12/31/2018	1.07	27	29	1.25%	-5.4%	12/31/2018	1.08	0	0	1.00%	-5.2%	12/31/2018	1.10	0	0	0.75%	-4.9%
12/31/2017	1.13	0	0	1.25%	7.6%	12/31/2017	1.14	0	0	1.00%	7.8%	12/31/2017	1.15	0	0	0.75%	8.1%
12/31/2016	1.05	0	0	1.25%	10.7%	12/31/2016	1.06	0	0	1.00%	11.0%	12/31/2016	1.07	0	0	0.75%	11.2%
12/31/2015	0.95	0	0	1.25%	-3.1%	12/31/2015	0.96	0	0	1.00%	-2.9%	12/31/2015	0.96	0	0	0.75%	-2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	0	$0	0.50%	12.6%	12/31/2019	$1.27	0	$0	0.25%	12.9%	12/31/2019	$1.28	0	$0	0.00%	13.2%
12/31/2018	1.11	0	0	0.50%	-4.7%	12/31/2018	1.12	0	0	0.25%	-4.5%	12/31/2018	1.13	0	0	0.00%	-4.2%
12/31/2017	1.16	0	0	0.50%	8.4%	12/31/2017	1.17	0	0	0.25%	8.6%	12/31/2017	1.18	0	0	0.00%	8.9%
12/31/2016	1.07	0	0	0.50%	11.5%	12/31/2016	1.08	0	0	0.25%	11.8%	12/31/2016	1.09	0	0	0.00%	12.1%
12/31/2015	0.96	0	0	0.50%	-2.4%	12/31/2015	0.97	0	0	0.25%	-2.2%	12/31/2015	0.97	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.9%
2018	0.1%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Calibrated Dividend Growth Fund R3 Class - 06-424
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$163,355	$153,060	10,259
Receivables: investments sold	84
Payables: investments purchased	-
Net assets	$163,439

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$163,439	92,944	$1.76
Band 100	-	-	1.79
Band 75	-	-	1.81
Band 50	-	-	1.84
Band 25	-	-	1.87
Band 0	-	-	1.90
Total	$163,439	92,944

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,006
Mortality & expense charges	(1,805)
Net investment income (loss)	201

Gain (loss) on investments:
Net realized gain (loss)	97
Realized gain distributions	6,701
Net change in unrealized appreciation (depreciation)	24,548
Net gain (loss)	31,346

Increase (decrease) in net assets from operations	$31,547

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$201	$10
Net realized gain (loss)	97	10,186
Realized gain distributions	6,701	9,180
Net change in unrealized appreciation (depreciation)	24,548	(33,095)

Increase (decrease) in net assets from operations	31,547	(13,719)

Contract owner transactions:
Proceeds from units sold	33,672	42,565
Cost of units redeemed	(34,039)	(224,415)
Account charges	(56)	(59)
Increase (decrease)	(423)	(181,909)
Net increase (decrease)	31,124	(195,628)
Net assets, beginning	132,315	327,943
Net assets, ending	$163,439	$132,315

Units sold	20,712	28,774
Units redeemed	(21,309)	(152,228)
Net increase (decrease)	(597)	(123,454)
Units outstanding, beginning	93,541	216,995
Units outstanding, ending	92,944	93,541

* Date of Fund Inception into Variable Account: 10 /11 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$609,380
Cost of units redeemed/account charges	(551,299)
Net investment income (loss)	3,878
Net realized gain (loss)	1,646
Realized gain distributions	89,539
Net change in unrealized appreciation (depreciation)	10,295
Net assets	$163,439

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.76	93	$163	1.25%	24.7%	12/31/2019	$1.79	0	$0	1.00%	25.0%	12/31/2019	$1.81	0	$0	0.75%	25.3%
12/31/2018	1.41	72	102	1.25%	-6.1%	12/31/2018	1.43	21	30	1.00%	-5.9%	12/31/2018	1.45	0	0	0.75%	-5.7%
12/31/2017	1.50	96	144	1.25%	17.3%	12/31/2017	1.52	121	184	1.00%	17.6%	12/31/2017	1.53	0	0	0.75%	17.9%
12/31/2016	1.28	103	132	1.25%	13.5%	12/31/2016	1.29	140	180	1.00%	13.8%	12/31/2016	1.30	0	0	0.75%	14.1%
12/31/2015	1.13	76	86	1.25%	-3.8%	12/31/2015	1.13	69	78	1.00%	-3.6%	12/31/2015	1.14	0	0	0.75%	-3.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.84	0	$0	0.50%	25.6%	12/31/2019	$1.87	0	$0	0.25%	25.9%	12/31/2019	$1.90	0	$0	0.00%	26.3%
12/31/2018	1.47	0	0	0.50%	-5.4%	12/31/2018	1.49	0	0	0.25%	-5.2%	12/31/2018	1.51	0	0	0.00%	-4.9%
12/31/2017	1.55	0	0	0.50%	18.2%	12/31/2017	1.57	0	0	0.25%	18.5%	12/31/2017	1.58	0	0	0.00%	18.8%
12/31/2016	1.31	0	0	0.50%	14.4%	12/31/2016	1.32	0	0	0.25%	14.6%	12/31/2016	1.33	0	0	0.00%	14.9%
12/31/2015	1.15	0	0	0.50%	-3.1%	12/31/2015	1.15	0	0	0.25%	-2.9%	12/31/2015	1.16	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	1.0%
2017	1.6%
2016	1.6%
2015	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Calibrated Dividend Growth Fund A Class - 06-423 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.79
Band 100	-	-	1.81
Band 75	-	-	1.84
Band 50	-	-	1.87
Band 25	-	-	1.90
Band 0	-	-	1.93
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /11 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$15,958
Cost of units redeemed/account charges	(16,809)
Net investment income (loss)	-
Net realized gain (loss)	524
Realized gain distributions	327
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.79	0	$0	1.25%	25.0%	12/31/2019	$1.81	0	$0	1.00%	25.3%	12/31/2019	$1.84	0	$0	0.75%	25.6%
12/31/2018	1.43	0	0	1.25%	-5.9%	12/31/2018	1.45	0	0	1.00%	-5.7%	12/31/2018	1.47	0	0	0.75%	-5.4%
12/31/2017	1.52	0	0	1.25%	17.6%	12/31/2017	1.53	0	0	1.00%	17.9%	12/31/2017	1.55	0	0	0.75%	18.2%
12/31/2016	1.29	0	0	1.25%	13.7%	12/31/2016	1.30	0	0	1.00%	14.0%	12/31/2016	1.31	0	0	0.75%	14.3%
12/31/2015	1.14	0	0	1.25%	-3.6%	12/31/2015	1.14	0	0	1.00%	-3.3%	12/31/2015	1.15	0	0	0.75%	-3.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.87	0	$0	0.50%	25.9%	12/31/2019	$1.90	0	$0	0.25%	26.3%	12/31/2019	$1.93	0	$0	0.00%	26.6%
12/31/2018	1.49	0	0	0.50%	-5.2%	12/31/2018	1.51	0	0	0.25%	-5.0%	12/31/2018	1.53	0	0	0.00%	-4.7%
12/31/2017	1.57	0	0	0.50%	18.5%	12/31/2017	1.58	0	0	0.25%	18.8%	12/31/2017	1.60	0	0	0.00%	19.1%
12/31/2016	1.32	0	0	0.50%	14.6%	12/31/2016	1.33	0	0	0.25%	14.8%	12/31/2016	1.34	0	0	0.00%	15.1%
12/31/2015	1.15	0	0	0.50%	-2.9%	12/31/2015	1.16	0	0	0.25%	-2.6%	12/31/2015	1.17	0	0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Developing Growth Fund A Class - 06-732
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$235,190	$255,057	12,132
Receivables: investments sold	2,963
Payables: investments purchased	-
Net assets	$238,153

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$238,153	100,386	$2.37
Band 100	-	-	2.42
Band 75	-	-	2.48
Band 50	-	-	2.53
Band 25	-	-	2.58
Band 0	-	-	2.64
Total	$238,153	100,386

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,835)
Net investment income (loss)	(2,835)

Gain (loss) on investments:
Net realized gain (loss)	1,912
Realized gain distributions	42,840
Net change in unrealized appreciation (depreciation)	12,777
Net gain (loss)	57,529

Increase (decrease) in net assets from operations	$54,694

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,835)	$(2,418)
Net realized gain (loss)	1,912	8,654
Realized gain distributions	42,840	50,361
Net change in unrealized appreciation (depreciation)	12,777	(56,000)

Increase (decrease) in net assets from operations	54,694	597

Contract owner transactions:
Proceeds from units sold	38,549	80,205
Cost of units redeemed	(59,073)	(37,963)
Account charges	(134)	(68)
Increase (decrease)	(20,658)	42,174
Net increase (decrease)	34,036	42,771
Net assets, beginning	204,117	161,346
Net assets, ending	$238,153	$204,117

Units sold	16,686	38,552
Units redeemed	(28,384)	(18,414)
Net increase (decrease)	(11,698)	20,138
Units outstanding, beginning	112,084	91,946
Units outstanding, ending	100,386	112,084

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$10,371,384
Cost of units redeemed/account charges	(11,665,861)
Net investment income (loss)	(35,431)
Net realized gain (loss)	(385,374)
Realized gain distributions	1,973,302
Net change in unrealized appreciation (depreciation)	(19,867)
Net assets	$238,153

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.37	100	$238	1.25%	30.3%	12/31/2019	$2.42	0	$0	1.00%	30.6%	12/31/2019	$2.48	0	$0	0.75%	30.9%
12/31/2018	1.82	112	204	1.25%	3.8%	12/31/2018	1.86	0	0	1.00%	4.0%	12/31/2018	1.89	0	0	0.75%	4.3%
12/31/2017	1.75	92	161	1.25%	28.3%	12/31/2017	1.78	0	0	1.00%	28.6%	12/31/2017	1.81	0	0	0.75%	28.9%
12/31/2016	1.37	203	278	1.25%	-3.9%	12/31/2016	1.39	0	0	1.00%	-3.7%	12/31/2016	1.41	0	0	0.75%	-3.4%
12/31/2015	1.42	290	413	1.25%	-10.0%	12/31/2015	1.44	0	0	1.00%	-9.8%	12/31/2015	1.46	0	0	0.75%	-9.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.53	0	$0	0.50%	31.3%	12/31/2019	$2.58	0	$0	0.25%	31.6%	12/31/2019	$2.64	0	$0	0.00%	31.9%
12/31/2018	1.93	0	0	0.50%	4.6%	12/31/2018	1.96	0	0	0.25%	4.8%	12/31/2018	2.00	0	0	0.00%	5.1%
12/31/2017	1.84	0	0	0.50%	29.3%	12/31/2017	1.87	0	0	0.25%	29.6%	12/31/2017	1.90	0	0	0.00%	29.9%
12/31/2016	1.43	0	0	0.50%	-3.2%	12/31/2016	1.45	0	0	0.25%	-3.0%	12/31/2016	1.47	2,082	3,050	0.00%	-2.7%
12/31/2015	1.47	0	0	0.50%	-9.3%	12/31/2015	1.49	0	0	0.25%	-9.1%	12/31/2015	1.51	2,074	3,124	0.00%	-8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Developing Growth Fund P Class - 06-960
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,003,423	$1,122,461	54,149
Receivables: investments sold	2,673
Payables: investments purchased	-
Net assets	$1,006,096

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$546,640	128,993	$4.24
Band 100	459,456	104,415	4.40
Band 75	-	-	4.57
Band 50	-	-	4.74
Band 25	-	-	4.93
Band 0	-	-	5.11
Total	$1,006,096	233,408

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(14,464)
Net investment income (loss)	(14,464)

Gain (loss) on investments:
Net realized gain (loss)	45,387
Realized gain distributions	193,987
Net change in unrealized appreciation (depreciation)	224,386
Net gain (loss)	463,760

Increase (decrease) in net assets from operations	$449,296

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(14,464)	$(17,698)
Net realized gain (loss)	45,387	71,281
Realized gain distributions	193,987	417,574
Net change in unrealized appreciation (depreciation)	224,386	(374,019)

Increase (decrease) in net assets from operations	449,296	97,138

Contract owner transactions:
Proceeds from units sold	79,959	362,927
Cost of units redeemed	(1,065,260)	(649,924)
Account charges	(147)	(145)
Increase (decrease)	(985,448)	(287,142)
Net increase (decrease)	(536,152)	(190,004)
Net assets, beginning	1,542,248	1,732,252
Net assets, ending	$1,006,096	$1,542,248

Units sold	25,714	90,824
Units redeemed	(246,925)	(166,052)
Net increase (decrease)	(221,211)	(75,228)
Units outstanding, beginning	454,619	529,847
Units outstanding, ending	233,408	454,619

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$7,465,802
Cost of units redeemed/account charges	(8,351,986)
Net investment income (loss)	(131,050)
Net realized gain (loss)	115,498
Realized gain distributions	2,026,870
Net change in unrealized appreciation (depreciation)	(119,038)
Net assets	$1,006,096

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.24	129	$547	1.25%	30.1%	12/31/2019	$4.40	104	$459	1.00%	30.4%	12/31/2019	$4.57	0	$0	0.75%	30.7%
12/31/2018	3.26	257	838	1.25%	3.6%	12/31/2018	3.37	122	413	1.00%	3.9%	12/31/2018	3.49	0	0	0.75%	4.1%
12/31/2017	3.14	273	857	1.25%	28.3%	12/31/2017	3.25	169	549	1.00%	28.6%	12/31/2017	3.36	0	0	0.75%	29.0%
12/31/2016	2.45	311	761	1.25%	-3.9%	12/31/2016	2.52	205	518	1.00%	-3.6%	12/31/2016	2.60	0	0	0.75%	-3.4%
12/31/2015	2.55	348	887	1.25%	-10.0%	12/31/2015	2.62	307	804	1.00%	-9.8%	12/31/2015	2.69	0	0	0.75%	-9.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.74	0	$0	0.50%	31.1%	12/31/2019	$4.93	0	$0	0.25%	31.4%	12/31/2019	$5.11	0	$0	0.00%	31.7%
12/31/2018	3.62	0	0	0.50%	4.4%	12/31/2018	3.75	0	0	0.25%	4.7%	12/31/2018	3.88	75	292	0.00%	4.9%
12/31/2017	3.47	0	0	0.50%	29.3%	12/31/2017	3.58	0	0	0.25%	29.6%	12/31/2017	3.70	88	326	0.00%	29.9%
12/31/2016	2.68	0	0	0.50%	-3.2%	12/31/2016	2.76	0	0	0.25%	-2.9%	12/31/2016	2.85	132	376	0.00%	-2.7%
12/31/2015	2.77	0	0	0.50%	-9.3%	12/31/2015	2.85	0	0	0.25%	-9.1%	12/31/2015	2.93	133	390	0.00%	-8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Developing Growth Fund R3 Class - 06-369
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$468,080	$567,644	25,145
Receivables: investments sold	374
Payables: investments purchased	-
Net assets	$468,454

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$414,162	162,653	$2.55
Band 100	54,292	20,685	2.62
Band 75	-	-	2.71
Band 50	-	-	2.79
Band 25	-	-	2.87
Band 0	-	-	2.96
Total	$468,454	183,338

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(5,416)
Net investment income (loss)	(5,416)

Gain (loss) on investments:
Net realized gain (loss)	64,907
Realized gain distributions	96,656
Net change in unrealized appreciation (depreciation)	(31,213)
Net gain (loss)	130,350

Increase (decrease) in net assets from operations	$124,934

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,416)	$(6,031)
Net realized gain (loss)	64,907	77,584
Realized gain distributions	96,656	106,806
Net change in unrealized appreciation (depreciation)	(31,213)	(135,631)

Increase (decrease) in net assets from operations	124,934	42,728

Contract owner transactions:
Proceeds from units sold	1,806,320	1,017,995
Cost of units redeemed	(1,885,543)	(1,292,523)
Account charges	(407)	(1,265)
Increase (decrease)	(79,630)	(275,793)
Net increase (decrease)	45,304	(233,065)
Net assets, beginning	423,150	656,215
Net assets, ending	$468,454	$423,150

Units sold	723,300	478,611
Units redeemed	(755,410)	(609,309)
Net increase (decrease)	(32,110)	(130,698)
Units outstanding, beginning	215,448	346,146
Units outstanding, ending	183,338	215,448

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$9,666,460
Cost of units redeemed/account charges	(10,590,858)
Net investment income (loss)	(171,595)
Net realized gain (loss)	282,839
Realized gain distributions	1,381,172
Net change in unrealized appreciation (depreciation)	(99,564)
Net assets	$468,454

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.55	163	$414	1.25%	30.0%	12/31/2019	$2.62	21	$54	1.00%	30.3%	12/31/2019	$2.71	0	$0	0.75%	30.6%
12/31/2018	1.96	195	381	1.25%	3.5%	12/31/2018	2.01	21	42	1.00%	3.7%	12/31/2018	2.07	0	0	0.75%	4.0%
12/31/2017	1.89	325	616	1.25%	28.0%	12/31/2017	1.94	21	40	1.00%	28.4%	12/31/2017	1.99	0	0	0.75%	28.7%
12/31/2016	1.48	1,081	1,598	1.25%	-4.2%	12/31/2016	1.51	21	31	1.00%	-4.0%	12/31/2016	1.55	0	0	0.75%	-3.7%
12/31/2015	1.54	1,068	1,649	1.25%	-10.2%	12/31/2015	1.57	21	33	1.00%	-10.0%	12/31/2015	1.61	0	0	0.75%	-9.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.79	0	$0	0.50%	31.0%	12/31/2019	$2.87	0	$0	0.25%	31.3%	12/31/2019	$2.96	0	$0	0.00%	31.6%
12/31/2018	2.13	0	0	0.50%	4.3%	12/31/2018	2.19	0	0	0.25%	4.5%	12/31/2018	2.25	0	0	0.00%	4.8%
12/31/2017	2.04	0	0	0.50%	29.0%	12/31/2017	2.09	0	0	0.25%	29.3%	12/31/2017	2.15	0	0	0.00%	29.6%
12/31/2016	1.58	0	0	0.50%	-3.5%	12/31/2016	1.62	0	0	0.25%	-3.2%	12/31/2016	1.66	0	0	0.00%	-3.0%
12/31/2015	1.64	0	0	0.50%	-9.6%	12/31/2015	1.67	0	0	0.25%	-9.3%	12/31/2015	1.71	0	0	0.00%	-9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Fundamental Equity Fund R3 Class - 06-731
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,813	$2,855	240
Receivables: investments sold	5
Payables: investments purchased	-
Net assets	$2,818

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,818	1,480	$1.90
Band 100	-	-	1.95
Band 75	-	-	1.99
Band 50	-	-	2.03
Band 25	-	-	2.07
Band 0	-	-	2.12
Total	$2,818	1,480

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$31
Mortality & expense charges	(57)
Net investment income (loss)	(26)

Gain (loss) on investments:
Net realized gain (loss)	(508)
Realized gain distributions	218
Net change in unrealized appreciation (depreciation)	1,216
Net gain (loss)	926

Increase (decrease) in net assets from operations	$900

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(26)	$(258)
Net realized gain (loss)	(508)	1,671
Realized gain distributions	218	617
Net change in unrealized appreciation (depreciation)	1,216	(3,782)

Increase (decrease) in net assets from operations	900	(1,752)

Contract owner transactions:
Proceeds from units sold	2,508	4,570
Cost of units redeemed	(8,526)	(42,440)
Account charges	(3)	-
Increase (decrease)	(6,021)	(37,870)
Net increase (decrease)	(5,121)	(39,622)
Net assets, beginning	7,939	47,561
Net assets, ending	$2,818	$7,939

Units sold	1,417	2,645
Units redeemed	(4,976)	(24,845)
Net increase (decrease)	(3,559)	(22,200)
Units outstanding, beginning	5,039	27,239
Units outstanding, ending	1,480	5,039

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,650,055
Cost of units redeemed/account charges	(2,986,879)
Net investment income (loss)	(18,769)
Net realized gain (loss)	(129,116)
Realized gain distributions	487,569
Net change in unrealized appreciation (depreciation)	(42)
Net assets	$2,818

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.90	1	$3	1.25%	20.9%	12/31/2019	$1.95	0	$0	1.00%	21.2%	12/31/2019	$1.99	0	$0	0.75%	21.5%
12/31/2018	1.58	5	8	1.25%	-9.8%	12/31/2018	1.61	0	0	1.00%	-9.5%	12/31/2018	1.64	0	0	0.75%	-9.3%
12/31/2017	1.75	27	48	1.25%	11.2%	12/31/2017	1.77	0	0	1.00%	11.5%	12/31/2017	1.80	0	0	0.75%	11.8%
12/31/2016	1.57	23	35	1.25%	14.1%	12/31/2016	1.59	0	0	1.00%	14.4%	12/31/2016	1.61	0	0	0.75%	14.7%
12/31/2015	1.38	160	221	1.25%	-4.6%	12/31/2015	1.39	0	0	1.00%	-4.4%	12/31/2015	1.41	0	0	0.75%	-4.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.03	0	$0	0.50%	21.8%	12/31/2019	$2.07	0	$0	0.25%	22.1%	12/31/2019	$2.12	0	$0	0.00%	22.4%
12/31/2018	1.67	0	0	0.50%	-9.1%	12/31/2018	1.70	0	0	0.25%	-8.9%	12/31/2018	1.73	0	0	0.00%	-8.6%
12/31/2017	1.83	0	0	0.50%	12.1%	12/31/2017	1.86	0	0	0.25%	12.4%	12/31/2017	1.89	0	0	0.00%	12.6%
12/31/2016	1.64	0	0	0.50%	14.9%	12/31/2016	1.66	0	0	0.25%	15.2%	12/31/2016	1.68	0	0	0.00%	15.5%
12/31/2015	1.42	0	0	0.50%	-3.9%	12/31/2015	1.44	0	0	0.25%	-3.6%	12/31/2015	1.46	0	0	0.00%	-3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.6%
2018	0.3%
2017	1.1%
2016	0.3%
2015	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Fundamental Equity Fund A Class - 06-733 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.94
Band 100	-	-	1.98
Band 75	-	-	2.02
Band 50	-	-	2.07
Band 25	-	-	2.11
Band 0	-	-	2.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$316,691
Cost of units redeemed/account charges	(335,150)
Net investment income (loss)	(1,523)
Net realized gain (loss)	(29,216)
Realized gain distributions	49,198
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.94	0	$0	1.25%	21.2%	12/31/2019	$1.98	0	$0	1.00%	21.5%	12/31/2019	$2.02	0	$0	0.75%	21.8%
12/31/2018	1.60	0	0	1.25%	-9.6%	12/31/2018	1.63	0	0	1.00%	-9.4%	12/31/2018	1.66	0	0	0.75%	-9.1%
12/31/2017	1.77	0	0	1.25%	11.6%	12/31/2017	1.80	0	0	1.00%	11.8%	12/31/2017	1.83	0	0	0.75%	12.1%
12/31/2016	1.59	0	0	1.25%	14.3%	12/31/2016	1.61	0	0	1.00%	14.6%	12/31/2016	1.63	0	0	0.75%	14.9%
12/31/2015	1.39	0	0	1.25%	-4.3%	12/31/2015	1.40	0	0	1.00%	-4.1%	12/31/2015	1.42	0	0	0.75%	-3.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.07	0	$0	0.50%	22.1%	12/31/2019	$2.11	0	$0	0.25%	22.5%	12/31/2019	$2.16	0	$0	0.00%	22.8%
12/31/2018	1.69	0	0	0.50%	-8.9%	12/31/2018	1.72	0	0	0.25%	-8.7%	12/31/2018	1.76	0	0	0.00%	-8.4%
12/31/2017	1.86	0	0	0.50%	12.4%	12/31/2017	1.89	0	0	0.25%	12.7%	12/31/2017	1.92	0	0	0.00%	13.0%
12/31/2016	1.65	0	0	0.50%	15.2%	12/31/2016	1.68	0	0	0.25%	15.5%	12/31/2016	1.70	0	0	0.00%	15.7%
12/31/2015	1.44	0	0	0.50%	-3.6%	12/31/2015	1.45	0	0	0.25%	-3.4%	12/31/2015	1.47	0	0	0.00%	-3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Growth Opportunities Fund A Class - 06-734 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.17
Band 100	-	-	2.22
Band 75	-	-	2.27
Band 50	-	-	2.32
Band 25	-	-	2.37
Band 0	-	-	2.42
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.17	0	$0	1.25%	35.1%	12/31/2019	$2.22	0	$0	1.00%	35.4%	12/31/2019	$2.27	0	$0	0.75%	35.7%
12/31/2018	1.61	0	0	1.25%	-4.6%	12/31/2018	1.64	0	0	1.00%	-4.3%	12/31/2018	1.67	0	0	0.75%	-4.1%
12/31/2017	1.69	0	0	1.25%	21.3%	12/31/2017	1.71	0	0	1.00%	21.6%	12/31/2017	1.74	0	0	0.75%	21.9%
12/31/2016	1.39	0	0	1.25%	-0.2%	12/31/2016	1.41	0	0	1.00%	0.0%	12/31/2016	1.43	0	0	0.75%	0.3%
12/31/2015	1.39	0	0	1.25%	1.4%	12/31/2015	1.41	0	0	1.00%	1.7%	12/31/2015	1.42	0	0	0.75%	1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.32	0	$0	0.50%	36.1%	12/31/2019	$2.37	0	$0	0.25%	36.4%	12/31/2019	$2.42	0	$0	0.00%	36.8%
12/31/2018	1.70	0	0	0.50%	-3.8%	12/31/2018	1.73	0	0	0.25%	-3.6%	12/31/2018	1.77	0	0	0.00%	-3.4%
12/31/2017	1.77	0	0	0.50%	22.2%	12/31/2017	1.80	0	0	0.25%	22.5%	12/31/2017	1.83	0	0	0.00%	22.8%
12/31/2016	1.45	0	0	0.50%	0.5%	12/31/2016	1.47	0	0	0.25%	0.8%	12/31/2016	1.49	0	0	0.00%	1.0%
12/31/2015	1.44	0	0	0.50%	2.2%	12/31/2015	1.46	0	0	0.25%	2.4%	12/31/2015	1.47	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Growth Opportunities Fund P Class - 06-965
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$183,331	$160,171	7,873
Receivables: investments sold	-
Payables: investments purchased	(273)
Net assets	$183,058

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$141,544	44,750	$3.16
Band 100	41,514	12,640	3.28
Band 75	-	-	3.41
Band 50	-	-	3.54
Band 25	-	-	3.68
Band 0	-	-	3.82
Total	$183,058	57,390

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,099)
Net investment income (loss)	(2,099)

Gain (loss) on investments:
Net realized gain (loss)	1,955
Realized gain distributions	10,066
Net change in unrealized appreciation (depreciation)	38,735
Net gain (loss)	50,756

Increase (decrease) in net assets from operations	$48,657

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,099)	$(1,419)
Net realized gain (loss)	1,955	274
Realized gain distributions	10,066	6,657
Net change in unrealized appreciation (depreciation)	38,735	(10,916)

Increase (decrease) in net assets from operations	48,657	(5,404)

Contract owner transactions:
Proceeds from units sold	46,378	10,415
Cost of units redeemed	(23,763)	(13,548)
Account charges	(15)	(13)
Increase (decrease)	22,600	(3,146)
Net increase (decrease)	71,257	(8,550)
Net assets, beginning	111,801	120,351
Net assets, ending	$183,058	$111,801

Units sold	27,981	4,207
Units redeemed	(17,622)	(5,300)
Net increase (decrease)	10,359	(1,093)
Units outstanding, beginning	47,031	48,124
Units outstanding, ending	57,390	47,031

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$553,475
Cost of units redeemed/account charges	(539,181)
Net investment income (loss)	(19,301)
Net realized gain (loss)	31,134
Realized gain distributions	133,771
Net change in unrealized appreciation (depreciation)	23,160
Net assets	$183,058

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.16	45	$142	1.25%	34.8%	12/31/2019	$3.28	13	$42	1.00%	35.2%	12/31/2019	$3.41	0	$0	0.75%	35.5%
12/31/2018	2.35	29	69	1.25%	-4.8%	12/31/2018	2.43	18	43	1.00%	-4.6%	12/31/2018	2.52	0	0	0.75%	-4.3%
12/31/2017	2.46	26	65	1.25%	21.1%	12/31/2017	2.55	22	55	1.00%	21.4%	12/31/2017	2.63	0	0	0.75%	21.7%
12/31/2016	2.03	29	59	1.25%	-0.4%	12/31/2016	2.10	27	57	1.00%	-0.2%	12/31/2016	2.16	0	0	0.75%	0.1%
12/31/2015	2.04	39	79	1.25%	1.2%	12/31/2015	2.10	36	76	1.00%	1.4%	12/31/2015	2.16	0	0	0.75%	1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.54	0	$0	0.50%	35.9%	12/31/2019	$3.68	0	$0	0.25%	36.2%	12/31/2019	$3.82	0	$0	0.00%	36.5%
12/31/2018	2.61	0	0	0.50%	-4.1%	12/31/2018	2.70	0	0	0.25%	-3.8%	12/31/2018	2.80	0	0	0.00%	-3.6%
12/31/2017	2.72	0	0	0.50%	22.0%	12/31/2017	2.81	0	0	0.25%	22.3%	12/31/2017	2.90	0	0	0.00%	22.6%
12/31/2016	2.23	0	0	0.50%	0.3%	12/31/2016	2.29	0	0	0.25%	0.6%	12/31/2016	2.36	0	0	0.00%	0.8%
12/31/2015	2.22	0	0	0.50%	2.0%	12/31/2015	2.28	0	0	0.25%	2.2%	12/31/2015	2.35	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Growth Opportunities Fund R3 Class - 06-371
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$124,806	$108,332	5,412
Receivables: investments sold	324
Payables: investments purchased	-
Net assets	$125,130

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$125,130	52,311	$2.39
Band 100	-	-	2.47
Band 75	-	-	2.54
Band 50	-	-	2.62
Band 25	-	-	2.70
Band 0	-	-	2.78
Total	$125,130	52,311

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,486)
Net investment income (loss)	(1,486)

Gain (loss) on investments:
Net realized gain (loss)	1,541
Realized gain distributions	6,883
Net change in unrealized appreciation (depreciation)	25,880
Net gain (loss)	34,304

Increase (decrease) in net assets from operations	$32,818

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,486)	$(2,704)
Net realized gain (loss)	1,541	14,402
Realized gain distributions	6,883	5,616
Net change in unrealized appreciation (depreciation)	25,880	(15,224)

Increase (decrease) in net assets from operations	32,818	2,090

Contract owner transactions:
Proceeds from units sold	9,170	37,585
Cost of units redeemed	(11,496)	(244,637)
Account charges	(34)	(66)
Increase (decrease)	(2,360)	(207,118)
Net increase (decrease)	30,458	(205,028)
Net assets, beginning	94,672	299,700
Net assets, ending	$125,130	$94,672

Units sold	5,328	19,510
Units redeemed	(6,338)	(126,858)
Net increase (decrease)	(1,010)	(107,348)
Units outstanding, beginning	53,321	160,669
Units outstanding, ending	52,311	53,321

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,777,913
Cost of units redeemed/account charges	(1,870,311)
Net investment income (loss)	(23,462)
Net realized gain (loss)	74,602
Realized gain distributions	149,914
Net change in unrealized appreciation (depreciation)	16,474
Net assets	$125,130

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.39	52	$125	1.25%	34.7%	12/31/2019	$2.47	0	$0	1.00%	35.1%	12/31/2019	$2.54	0	$0	0.75%	35.4%
12/31/2018	1.78	53	95	1.25%	-4.8%	12/31/2018	1.83	0	0	1.00%	-4.6%	12/31/2018	1.88	0	0	0.75%	-4.3%
12/31/2017	1.87	161	300	1.25%	21.0%	12/31/2017	1.91	0	0	1.00%	21.3%	12/31/2017	1.96	0	0	0.75%	21.6%
12/31/2016	1.54	160	247	1.25%	-0.5%	12/31/2016	1.58	0	0	1.00%	-0.2%	12/31/2016	1.61	0	0	0.75%	0.0%
12/31/2015	1.55	95	147	1.25%	1.2%	12/31/2015	1.58	0	0	1.00%	1.4%	12/31/2015	1.61	0	0	0.75%	1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.62	0	$0	0.50%	35.7%	12/31/2019	$2.70	0	$0	0.25%	36.1%	12/31/2019	$2.78	0	$0	0.00%	36.4%
12/31/2018	1.93	0	0	0.50%	-4.1%	12/31/2018	1.98	0	0	0.25%	-3.9%	12/31/2018	2.04	0	0	0.00%	-3.6%
12/31/2017	2.01	0	0	0.50%	21.9%	12/31/2017	2.06	0	0	0.25%	22.2%	12/31/2017	2.12	0	0	0.00%	22.5%
12/31/2016	1.65	0	0	0.50%	0.3%	12/31/2016	1.69	0	0	0.25%	0.5%	12/31/2016	1.73	0	0	0.00%	0.8%
12/31/2015	1.65	0	0	0.50%	1.9%	12/31/2015	1.68	0	0	0.25%	2.2%	12/31/2015	1.71	1	2	0.00%	2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett High Yield Fund A Class - 06-057
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$65,608	$65,028	8,781
Receivables: investments sold	251
Payables: investments purchased	-
Net assets	$65,859

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$65,859	54,089	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$65,859	54,089

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,300
Mortality & expense charges	(741)
Net investment income (loss)	2,559

Gain (loss) on investments:
Net realized gain (loss)	(644)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	5,182
Net gain (loss)	4,538

Increase (decrease) in net assets from operations	$7,097

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,559	$5,391
Net realized gain (loss)	(644)	4,281
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	5,182	(15,120)

Increase (decrease) in net assets from operations	7,097	(5,448)

Contract owner transactions:
Proceeds from units sold	13,978	68,740
Cost of units redeemed	(9,675)	(194,703)
Account charges	(245)	(210)
Increase (decrease)	4,058	(126,173)
Net increase (decrease)	11,155	(131,621)
Net assets, beginning	54,704	186,325
Net assets, ending	$65,859	$54,704

Units sold	11,992	70,876
Units redeemed	(8,941)	(182,643)
Net increase (decrease)	3,051	(111,767)
Units outstanding, beginning	51,038	162,805
Units outstanding, ending	54,089	51,038

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$652,619
Cost of units redeemed/account charges	(642,325)
Net investment income (loss)	34,515
Net realized gain (loss)	20,186
Realized gain distributions	284
Net change in unrealized appreciation (depreciation)	580
Net assets	$65,859

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	54	$66	1.25%	13.6%	12/31/2019	$1.23	0	$0	1.00%	13.9%	12/31/2019	$1.25	0	$0	0.75%	14.2%
12/31/2018	1.07	51	55	1.25%	-6.3%	12/31/2018	1.08	0	0	1.00%	-6.1%	12/31/2018	1.10	0	0	0.75%	-5.9%
12/31/2017	1.14	163	186	1.25%	7.2%	12/31/2017	1.15	0	0	1.00%	7.4%	12/31/2017	1.16	0	0	0.75%	7.7%
12/31/2016	1.07	418	447	1.25%	14.5%	12/31/2016	1.07	0	0	1.00%	14.7%	12/31/2016	1.08	0	0	0.75%	15.0%
12/31/2015	0.93	142	132	1.25%	-3.5%	12/31/2015	0.94	0	0	1.00%	-3.3%	12/31/2015	0.94	0	0	0.75%	-3.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	0	$0	0.50%	14.5%	12/31/2019	$1.29	0	$0	0.25%	14.7%	12/31/2019	$1.30	0	$0	0.00%	15.0%
12/31/2018	1.11	0	0	0.50%	-5.6%	12/31/2018	1.12	0	0	0.25%	-5.4%	12/31/2018	1.13	0	0	0.00%	-5.2%
12/31/2017	1.18	0	0	0.50%	8.0%	12/31/2017	1.19	0	0	0.25%	8.2%	12/31/2017	1.20	0	0	0.00%	8.5%
12/31/2016	1.09	0	0	0.50%	15.3%	12/31/2016	1.10	0	0	0.25%	15.6%	12/31/2016	1.10	0	0	0.00%	15.9%
12/31/2015	0.94	0	0	0.50%	-2.8%	12/31/2015	0.95	0	0	0.25%	-2.5%	12/31/2015	0.95	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.5%
2018	5.7%
2017	3.2%
2016	6.9%
2015	4.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett High Yield Fund R3 Class - 06-073
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$151,163	$148,517	19,982
Receivables: investments sold	-
Payables: investments purchased	(497)
Net assets	$150,666

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$150,666	125,667	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$150,666	125,667

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$14,409
Mortality & expense charges	(3,412)
Net investment income (loss)	10,997

Gain (loss) on investments:
Net realized gain (loss)	(13,026)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	33,805
Net gain (loss)	20,779

Increase (decrease) in net assets from operations	$31,776

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,997	$16,322
Net realized gain (loss)	(13,026)	(2,953)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	33,805	(37,042)

Increase (decrease) in net assets from operations	31,776	(23,673)

Contract owner transactions:
Proceeds from units sold	67,909	323,153
Cost of units redeemed	(201,938)	(318,684)
Account charges	(678)	(863)
Increase (decrease)	(134,707)	3,606
Net increase (decrease)	(102,931)	(20,067)
Net assets, beginning	253,597	273,664
Net assets, ending	$150,666	$253,597

Units sold	58,531	289,973
Units redeemed	(172,344)	(291,647)
Net increase (decrease)	(113,813)	(1,674)
Units outstanding, beginning	239,480	241,154
Units outstanding, ending	125,667	239,480

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,044,138
Cost of units redeemed/account charges	(959,123)
Net investment income (loss)	51,526
Net realized gain (loss)	11,479
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,646
Net assets	$150,666

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	126	$151	1.25%	13.2%	12/31/2019	$1.22	0	$0	1.00%	13.5%	12/31/2019	$1.23	0	$0	0.75%	13.8%
12/31/2018	1.06	239	254	1.25%	-6.7%	12/31/2018	1.07	0	0	1.00%	-6.4%	12/31/2018	1.08	0	0	0.75%	-6.2%
12/31/2017	1.13	241	274	1.25%	6.8%	12/31/2017	1.14	0	0	1.00%	7.1%	12/31/2017	1.15	0	0	0.75%	7.4%
12/31/2016	1.06	265	281	1.25%	14.2%	12/31/2016	1.07	0	0	1.00%	14.5%	12/31/2016	1.08	0	0	0.75%	14.8%
12/31/2015	0.93	276	257	1.25%	-3.7%	12/31/2015	0.93	0	0	1.00%	-3.5%	12/31/2015	0.94	0	0	0.75%	-3.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	0	$0	0.50%	14.1%	12/31/2019	$1.27	0	$0	0.25%	14.4%	12/31/2019	$1.28	0	$0	0.00%	14.6%
12/31/2018	1.10	0	0	0.50%	-6.0%	12/31/2018	1.11	0	0	0.25%	-5.7%	12/31/2018	1.12	0	0	0.00%	-5.5%
12/31/2017	1.17	0	0	0.50%	7.6%	12/31/2017	1.18	0	0	0.25%	7.9%	12/31/2017	1.19	0	0	0.00%	8.2%
12/31/2016	1.08	0	0	0.50%	15.1%	12/31/2016	1.09	0	0	0.25%	15.4%	12/31/2016	1.10	0	0	0.00%	15.7%
12/31/2015	0.94	0	0	0.50%	-3.0%	12/31/2015	0.94	0	0	0.25%	-2.8%	12/31/2015	0.95	0	0	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	7.1%
2018	8.0%
2017	5.3%
2016	5.9%
2015	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Mid Cap Stock Fund P Class - 06-970
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,685	$28,691	1,072
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$29,680

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,680	14,977	$1.98
Band 100	-	-	2.06
Band 75	-	-	2.14
Band 50	-	-	2.22
Band 25	-	-	2.30
Band 0	-	-	2.39
Total	$29,680	14,977

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$196
Mortality & expense charges	(338)
Net investment income (loss)	(142)

Gain (loss) on investments:
Net realized gain (loss)	(19)
Realized gain distributions	685
Net change in unrealized appreciation (depreciation)	4,512
Net gain (loss)	5,178

Increase (decrease) in net assets from operations	$5,036

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(142)	$(112)
Net realized gain (loss)	(19)	51
Realized gain distributions	685	1,196
Net change in unrealized appreciation (depreciation)	4,512	(5,317)

Increase (decrease) in net assets from operations	5,036	(4,182)

Contract owner transactions:
Proceeds from units sold	3,460	9,035
Cost of units redeemed	(1,791)	(581)
Account charges	(40)	(2)
Increase (decrease)	1,629	8,452
Net increase (decrease)	6,665	4,270
Net assets, beginning	23,015	18,745
Net assets, ending	$29,680	$23,015

Units sold	1,879	4,730
Units redeemed	(975)	(311)
Net increase (decrease)	904	4,419
Units outstanding, beginning	14,073	9,654
Units outstanding, ending	14,977	14,073

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$170,456
Cost of units redeemed/account charges	(164,103)
Net investment income (loss)	(1,887)
Net realized gain (loss)	19,473
Realized gain distributions	4,747
Net change in unrealized appreciation (depreciation)	994
Net assets	$29,680

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.98	15	$30	1.25%	21.2%	12/31/2019	$2.06	0	$0	1.00%	21.5%	12/31/2019	$2.14	0	$0	0.75%	21.8%
12/31/2018	1.64	14	23	1.25%	-15.8%	12/31/2018	1.69	0	0	1.00%	-15.6%	12/31/2018	1.75	0	0	0.75%	-15.4%
12/31/2017	1.94	10	19	1.25%	5.5%	12/31/2017	2.01	0	0	1.00%	5.8%	12/31/2017	2.07	0	0	0.75%	6.0%
12/31/2016	1.84	9	17	1.25%	14.9%	12/31/2016	1.90	0	0	1.00%	15.2%	12/31/2016	1.95	0	0	0.75%	15.5%
12/31/2015	1.60	8	13	1.25%	-4.9%	12/31/2015	1.65	0	0	1.00%	-4.6%	12/31/2015	1.69	0	0	0.75%	-4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.22	0	$0	0.50%	22.1%	12/31/2019	$2.30	0	$0	0.25%	22.4%	12/31/2019	$2.39	0	$0	0.00%	22.7%
12/31/2018	1.82	0	0	0.50%	-15.1%	12/31/2018	1.88	0	0	0.25%	-14.9%	12/31/2018	1.95	0	0	0.00%	-14.7%
12/31/2017	2.14	0	0	0.50%	6.3%	12/31/2017	2.21	0	0	0.25%	6.6%	12/31/2017	2.29	0	0	0.00%	6.8%
12/31/2016	2.01	0	0	0.50%	15.8%	12/31/2016	2.08	0	0	0.25%	16.1%	12/31/2016	2.14	0	0	0.00%	16.3%
12/31/2015	1.74	0	0	0.50%	-4.2%	12/31/2015	1.79	0	0	0.25%	-3.9%	12/31/2015	1.84	0	0	0.00%	-3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	0.8%
2017	0.7%
2016	0.6%
2015	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Mid Cap Stock Fund R3 Class - 06-961
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$84,392	$79,436	2,979
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$84,388

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$84,388	29,872	$2.82
Band 100	-	-	2.90
Band 75	-	-	2.98
Band 50	-	-	3.06
Band 25	-	-	3.14
Band 0	-	-	3.23
Total	$84,388	29,872

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$522
Mortality & expense charges	(1,010)
Net investment income (loss)	(488)

Gain (loss) on investments:
Net realized gain (loss)	(12,857)
Realized gain distributions	1,909
Net change in unrealized appreciation (depreciation)	24,132
Net gain (loss)	13,184

Increase (decrease) in net assets from operations	$12,696

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(488)	$(5,471)
Net realized gain (loss)	(12,857)	15,183
Realized gain distributions	1,909	4,453
Net change in unrealized appreciation (depreciation)	24,132	(28,570)

Increase (decrease) in net assets from operations	12,696	(14,405)

Contract owner transactions:
Proceeds from units sold	824	42,178
Cost of units redeemed	(14,791)	(789,985)
Account charges	(12)	(393)
Increase (decrease)	(13,979)	(748,200)
Net increase (decrease)	(1,283)	(762,605)
Net assets, beginning	85,671	848,276
Net assets, ending	$84,388	$85,671

Units sold	32,159	15,291
Units redeemed	(39,021)	(285,081)
Net increase (decrease)	(6,862)	(269,790)
Units outstanding, beginning	36,734	306,524
Units outstanding, ending	29,872	36,734

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,103,107
Cost of units redeemed/account charges	(1,115,571)
Net investment income (loss)	(14,417)
Net realized gain (loss)	85,197
Realized gain distributions	21,116
Net change in unrealized appreciation (depreciation)	4,956
Net assets	$84,388

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.82	30	$84	1.25%	21.1%	12/31/2019	$2.90	0	$0	1.00%	21.4%	12/31/2019	$2.98	0	$0	0.75%	21.7%
12/31/2018	2.33	37	86	1.25%	-15.7%	12/31/2018	2.39	0	0	1.00%	-15.5%	12/31/2018	2.45	0	0	0.75%	-15.3%
12/31/2017	2.77	307	848	1.25%	5.4%	12/31/2017	2.83	0	0	1.00%	5.7%	12/31/2017	2.89	0	0	0.75%	6.0%
12/31/2016	2.62	65	169	1.25%	14.9%	12/31/2016	2.68	0	0	1.00%	15.1%	12/31/2016	2.73	0	0	0.75%	15.4%
12/31/2015	2.29	60	138	1.25%	-5.0%	12/31/2015	2.32	0	0	1.00%	-4.7%	12/31/2015	2.36	0	0	0.75%	-4.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.06	0	$0	0.50%	22.0%	12/31/2019	$3.14	0	$0	0.25%	22.3%	12/31/2019	$3.23	0	$0	0.00%	22.7%
12/31/2018	2.51	0	0	0.50%	-15.1%	12/31/2018	2.57	0	0	0.25%	-14.9%	12/31/2018	2.63	0	0	0.00%	-14.7%
12/31/2017	2.95	0	0	0.50%	6.2%	12/31/2017	3.02	0	0	0.25%	6.5%	12/31/2017	3.08	0	0	0.00%	6.8%
12/31/2016	2.78	0	0	0.50%	15.7%	12/31/2016	2.83	0	0	0.25%	16.0%	12/31/2016	2.89	0	0	0.00%	16.3%
12/31/2015	2.40	0	0	0.50%	-4.2%	12/31/2015	2.44	0	0	0.25%	-4.0%	12/31/2015	2.48	0	0	0.00%	-3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.6%
2018	0.1%
2017	1.1%
2016	0.4%
2015	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Small Cap Value Fund R3 Class - 06-962
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$137,010	$187,356	9,756
Receivables: investments sold	66
Payables: investments purchased	-
Net assets	$137,076

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$137,076	51,707	$2.65
Band 100	-	-	2.72
Band 75	-	-	2.80
Band 50	-	-	2.87
Band 25	-	-	2.95
Band 0	-	-	3.03
Total	$137,076	51,707

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$132
Mortality & expense charges	(1,844)
Net investment income (loss)	(1,712)

Gain (loss) on investments:
Net realized gain (loss)	(13,719)
Realized gain distributions	23,328
Net change in unrealized appreciation (depreciation)	16,555
Net gain (loss)	26,164

Increase (decrease) in net assets from operations	$24,452

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,712)	$(2,002)
Net realized gain (loss)	(13,719)	(3,554)
Realized gain distributions	23,328	24,054
Net change in unrealized appreciation (depreciation)	16,555	(37,168)

Increase (decrease) in net assets from operations	24,452	(18,670)

Contract owner transactions:
Proceeds from units sold	11,142	39,728
Cost of units redeemed	(33,606)	(20,076)
Account charges	(213)	(201)
Increase (decrease)	(22,677)	19,451
Net increase (decrease)	1,775	781
Net assets, beginning	135,301	134,520
Net assets, ending	$137,076	$135,301

Units sold	4,489	15,607
Units redeemed	(13,278)	(7,326)
Net increase (decrease)	(8,789)	8,281
Units outstanding, beginning	60,496	52,215
Units outstanding, ending	51,707	60,496

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$577,074
Cost of units redeemed/account charges	(569,348)
Net investment income (loss)	(19,106)
Net realized gain (loss)	(1,943)
Realized gain distributions	200,745
Net change in unrealized appreciation (depreciation)	(50,346)
Net assets	$137,076

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.65	52	$137	1.25%	18.5%	12/31/2019	$2.72	0	$0	1.00%	18.8%	12/31/2019	$2.80	0	$0	0.75%	19.1%
12/31/2018	2.24	60	135	1.25%	-13.2%	12/31/2018	2.29	0	0	1.00%	-13.0%	12/31/2018	2.35	0	0	0.75%	-12.8%
12/31/2017	2.58	52	135	1.25%	4.8%	12/31/2017	2.63	0	0	1.00%	5.0%	12/31/2017	2.69	0	0	0.75%	5.3%
12/31/2016	2.46	59	144	1.25%	18.7%	12/31/2016	2.51	0	0	1.00%	19.0%	12/31/2016	2.56	0	0	0.75%	19.3%
12/31/2015	2.07	54	112	1.25%	-2.6%	12/31/2015	2.11	0	0	1.00%	-2.4%	12/31/2015	2.14	0	0	0.75%	-2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.87	0	$0	0.50%	19.4%	12/31/2019	$2.95	0	$0	0.25%	19.7%	12/31/2019	$3.03	0	$0	0.00%	20.0%
12/31/2018	2.40	0	0	0.50%	-12.5%	12/31/2018	2.46	0	0	0.25%	-12.3%	12/31/2018	2.52	0	0	0.00%	-12.1%
12/31/2017	2.75	0	0	0.50%	5.6%	12/31/2017	2.81	0	0	0.25%	5.8%	12/31/2017	2.87	0	0	0.00%	6.1%
12/31/2016	2.60	0	0	0.50%	19.6%	12/31/2016	2.65	0	0	0.25%	19.9%	12/31/2016	2.71	0	0	0.00%	20.2%
12/31/2015	2.18	0	0	0.50%	-1.9%	12/31/2015	2.21	0	0	0.25%	-1.6%	12/31/2015	2.25	2	5	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.1%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Small Cap Value Fund P Class - 06-980 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.74
Band 100	-	-	2.85
Band 75	-	-	2.95
Band 50	-	-	3.07
Band 25	-	-	3.19
Band 0	-	-	3.31
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$881,687
Cost of units redeemed/account charges	(1,114,693)
Net investment income (loss)	(34,037)
Net realized gain (loss)	(103,825)
Realized gain distributions	370,868
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.74	0	$0	1.25%	18.6%	12/31/2019	$2.85	0	$0	1.00%	18.9%	12/31/2019	$2.95	0	$0	0.75%	19.2%
12/31/2018	2.31	0	0	1.25%	-13.1%	12/31/2018	2.39	0	0	1.00%	-12.9%	12/31/2018	2.48	0	0	0.75%	-12.7%
12/31/2017	2.66	0	0	1.25%	4.8%	12/31/2017	2.75	0	0	1.00%	5.1%	12/31/2017	2.84	0	0	0.75%	5.3%
12/31/2016	2.54	0	0	1.25%	18.7%	12/31/2016	2.62	0	0	1.00%	19.0%	12/31/2016	2.70	0	0	0.75%	19.3%
12/31/2015	2.14	157	336	1.25%	-2.6%	12/31/2015	2.20	0	0	1.00%	-2.3%	12/31/2015	2.26	0	0	0.75%	-2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.07	0	$0	0.50%	19.5%	12/31/2019	$3.19	0	$0	0.25%	19.8%	12/31/2019	$3.31	0	$0	0.00%	20.1%
12/31/2018	2.57	0	0	0.50%	-12.5%	12/31/2018	2.66	0	0	0.25%	-12.3%	12/31/2018	2.75	0	0	0.00%	-12.0%
12/31/2017	2.93	0	0	0.50%	5.6%	12/31/2017	3.03	0	0	0.25%	5.8%	12/31/2017	3.13	0	0	0.00%	6.1%
12/31/2016	2.78	0	0	0.50%	19.6%	12/31/2016	2.86	0	0	0.25%	19.9%	12/31/2016	2.95	0	0	0.00%	20.2%
12/31/2015	2.32	0	0	0.50%	-1.8%	12/31/2015	2.39	0	0	0.25%	-1.6%	12/31/2015	2.46	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Small Cap Value Fund Institutional Class - 06-704 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.72
Band 100	-	-	1.75
Band 75	-	-	1.78
Band 50	-	-	1.82
Band 25	-	-	1.85
Band 0	-	-	1.89
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.72	0	$0	1.25%	19.1%	12/31/2019	$1.75	0	$0	1.00%	19.4%	12/31/2019	$1.78	0	$0	0.75%	19.7%
12/31/2018	1.45	0	0	1.25%	-12.8%	12/31/2018	1.47	0	0	1.00%	-12.5%	12/31/2018	1.49	0	0	0.75%	-12.3%
12/31/2017	1.66	0	0	1.25%	5.3%	12/31/2017	1.68	0	0	1.00%	5.5%	12/31/2017	1.70	0	0	0.75%	5.8%
12/31/2016	1.57	0	0	1.25%	19.2%	12/31/2016	1.59	0	0	1.00%	19.5%	12/31/2016	1.61	0	0	0.75%	19.8%
12/31/2015	1.32	0	0	1.25%	-2.1%	12/31/2015	1.33	0	0	1.00%	-1.9%	12/31/2015	1.34	0	0	0.75%	-1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.82	0	$0	0.50%	20.0%	12/31/2019	$1.85	0	$0	0.25%	20.3%	12/31/2019	$1.89	0	$0	0.00%	20.6%
12/31/2018	1.52	0	0	0.50%	-12.1%	12/31/2018	1.54	0	0	0.25%	-11.9%	12/31/2018	1.56	0	0	0.00%	-11.7%
12/31/2017	1.72	0	0	0.50%	6.1%	12/31/2017	1.75	0	0	0.25%	6.3%	12/31/2017	1.77	0	0	0.00%	6.6%
12/31/2016	1.62	0	0	0.50%	20.1%	12/31/2016	1.64	0	0	0.25%	20.4%	12/31/2016	1.66	0	0	0.00%	20.7%
12/31/2015	1.35	0	0	0.50%	-1.4%	12/31/2015	1.36	0	0	0.25%	-1.2%	12/31/2015	1.38	0	0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Value Opportunities Fund A Class - 06-967
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$704,853	$741,600	40,156
Receivables: investments sold	1,105
Payables: investments purchased	-
Net assets	$705,958

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$705,958	299,807	$2.35
Band 100	-	-	2.41
Band 75	-	-	2.48
Band 50	-	-	2.54
Band 25	-	-	2.60
Band 0	-	-	2.67
Total	$705,958	299,807

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,444
Mortality & expense charges	(8,628)
Net investment income (loss)	(6,184)

Gain (loss) on investments:
Net realized gain (loss)	(12,178)
Realized gain distributions	72,129
Net change in unrealized appreciation (depreciation)	83,090
Net gain (loss)	143,041

Increase (decrease) in net assets from operations	$136,857

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,184)	$(11,929)
Net realized gain (loss)	(12,178)	21,979
Realized gain distributions	72,129	70,161
Net change in unrealized appreciation (depreciation)	83,090	(199,063)

Increase (decrease) in net assets from operations	136,857	(118,852)

Contract owner transactions:
Proceeds from units sold	70,172	79,648
Cost of units redeemed	(216,451)	(512,754)
Account charges	(351)	(330)
Increase (decrease)	(146,630)	(433,436)
Net increase (decrease)	(9,773)	(552,288)
Net assets, beginning	715,731	1,268,019
Net assets, ending	$705,958	$715,731

Units sold	31,929	36,132
Units redeemed	(100,922)	(236,037)
Net increase (decrease)	(68,993)	(199,905)
Units outstanding, beginning	368,800	568,705
Units outstanding, ending	299,807	368,800

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$18,045,896
Cost of units redeemed/account charges	(19,819,353)
Net investment income (loss)	(183,550)
Net realized gain (loss)	1,256,787
Realized gain distributions	1,442,925
Net change in unrealized appreciation (depreciation)	(36,747)
Net assets	$705,958

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.35	300	$706	1.25%	21.3%	12/31/2019	$2.41	0	$0	1.00%	21.6%	12/31/2019	$2.48	0	$0	0.75%	21.9%
12/31/2018	1.94	369	716	1.25%	-13.0%	12/31/2018	1.99	0	0	1.00%	-12.7%	12/31/2018	2.03	0	0	0.75%	-12.5%
12/31/2017	2.23	569	1,268	1.25%	8.8%	12/31/2017	2.27	0	0	1.00%	9.1%	12/31/2017	2.32	0	0	0.75%	9.3%
12/31/2016	2.05	581	1,190	1.25%	15.0%	12/31/2016	2.09	0	0	1.00%	15.2%	12/31/2016	2.12	0	0	0.75%	15.5%
12/31/2015	1.78	736	1,312	1.25%	-4.1%	12/31/2015	1.81	0	0	1.00%	-3.8%	12/31/2015	1.84	0	0	0.75%	-3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.54	0	$0	0.50%	22.2%	12/31/2019	$2.60	0	$0	0.25%	22.6%	12/31/2019	$2.67	0	$0	0.00%	22.9%
12/31/2018	2.08	0	0	0.50%	-12.3%	12/31/2018	2.12	0	0	0.25%	-12.1%	12/31/2018	2.17	0	0	0.00%	-11.9%
12/31/2017	2.37	0	0	0.50%	9.6%	12/31/2017	2.42	0	0	0.25%	9.9%	12/31/2017	2.47	0	0	0.00%	10.2%
12/31/2016	2.16	0	0	0.50%	15.8%	12/31/2016	2.20	0	0	0.25%	16.1%	12/31/2016	2.24	0	0	0.00%	16.4%
12/31/2015	1.87	0	0	0.50%	-3.4%	12/31/2015	1.89	0	0	0.25%	-3.1%	12/31/2015	1.92	0	0	0.00%	-2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.3%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Value Opportunities Fund P Class - 06-025
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$689,417	$767,275	40,126
Receivables: investments sold	-
Payables: investments purchased	(450)
Net assets	$688,967

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$629,000	419,791	$1.50
Band 100	59,967	39,380	1.52
Band 75	-	-	1.55
Band 50	-	-	1.57
Band 25	-	-	1.60
Band 0	-	-	1.62
Total	$688,967	459,171

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,051
Mortality & expense charges	(8,005)
Net investment income (loss)	(6,954)

Gain (loss) on investments:
Net realized gain (loss)	(6,591)
Realized gain distributions	71,614
Net change in unrealized appreciation (depreciation)	64,935
Net gain (loss)	129,958

Increase (decrease) in net assets from operations	$123,004

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,954)	$(7,668)
Net realized gain (loss)	(6,591)	(5,488)
Realized gain distributions	71,614	62,480
Net change in unrealized appreciation (depreciation)	64,935	(147,644)

Increase (decrease) in net assets from operations	123,004	(98,320)

Contract owner transactions:
Proceeds from units sold	33,401	175,911
Cost of units redeemed	(61,163)	(73,251)
Account charges	(339)	(523)
Increase (decrease)	(28,101)	102,137
Net increase (decrease)	94,903	3,817
Net assets, beginning	594,064	590,247
Net assets, ending	$688,967	$594,064

Units sold	24,012	119,999
Units redeemed	(44,512)	(54,218)
Net increase (decrease)	(20,500)	65,781
Units outstanding, beginning	479,671	413,890
Units outstanding, ending	459,171	479,671

* Date of Fund Inception into Variable Account: 7 /12 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,477,748
Cost of units redeemed/account charges	(1,082,914)
Net investment income (loss)	(55,999)
Net realized gain (loss)	(26,118)
Realized gain distributions	454,108
Net change in unrealized appreciation (depreciation)	(77,858)
Net assets	$688,967

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.50	420	$629	1.25%	21.1%	12/31/2019	$1.52	39	$60	1.00%	21.4%	12/31/2019	$1.55	0	$0	0.75%	21.7%
12/31/2018	1.24	439	543	1.25%	-13.2%	12/31/2018	1.25	41	51	1.00%	-12.9%	12/31/2018	1.27	0	0	0.75%	-12.7%
12/31/2017	1.42	371	528	1.25%	8.6%	12/31/2017	1.44	43	62	1.00%	8.8%	12/31/2017	1.46	0	0	0.75%	9.1%
12/31/2016	1.31	477	626	1.25%	14.8%	12/31/2016	1.32	45	59	1.00%	15.0%	12/31/2016	1.33	0	0	0.75%	15.3%
12/31/2015	1.14	610	698	1.25%	-4.3%	12/31/2015	1.15	56	65	1.00%	-4.0%	12/31/2015	1.16	0	0	0.75%	-3.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.57	0	$0	0.50%	22.0%	12/31/2019	$1.60	0	$0	0.25%	22.3%	12/31/2019	$1.62	0	$0	0.00%	22.6%
12/31/2018	1.29	0	0	0.50%	-12.5%	12/31/2018	1.31	0	0	0.25%	-12.3%	12/31/2018	1.32	0	0	0.00%	-12.1%
12/31/2017	1.47	0	0	0.50%	9.4%	12/31/2017	1.49	0	0	0.25%	9.7%	12/31/2017	1.51	0	0	0.00%	9.9%
12/31/2016	1.35	0	0	0.50%	15.6%	12/31/2016	1.36	0	0	0.25%	15.9%	12/31/2016	1.37	0	0	0.00%	16.2%
12/31/2015	1.16	0	0	0.50%	-3.5%	12/31/2015	1.17	0	0	0.25%	-3.3%	12/31/2015	1.18	0	0	0.00%	-3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.2%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Value Opportunities Fund R3 Class - 06-968
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$692,140	$761,659	40,866
Receivables: investments sold	136
Payables: investments purchased	-
Net assets	$692,276

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$541,701	234,702	$2.31
Band 100	150,575	63,622	2.37
Band 75	-	-	2.43
Band 50	-	-	2.49
Band 25	-	-	2.55
Band 0	-	-	2.62
Total	$692,276	298,324

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$390
Mortality & expense charges	(8,709)
Net investment income (loss)	(8,319)

Gain (loss) on investments:
Net realized gain (loss)	(35,365)
Realized gain distributions	73,328
Net change in unrealized appreciation (depreciation)	117,851
Net gain (loss)	155,814

Increase (decrease) in net assets from operations	$147,495

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,319)	$(12,183)
Net realized gain (loss)	(35,365)	8,400
Realized gain distributions	73,328	80,545
Net change in unrealized appreciation (depreciation)	117,851	(190,818)

Increase (decrease) in net assets from operations	147,495	(114,056)

Contract owner transactions:
Proceeds from units sold	68,655	154,760
Cost of units redeemed	(334,662)	(360,038)
Account charges	(274)	(303)
Increase (decrease)	(266,281)	(205,581)
Net increase (decrease)	(118,786)	(319,637)
Net assets, beginning	811,062	1,130,699
Net assets, ending	$692,276	$811,062

Units sold	43,689	71,812
Units redeemed	(168,532)	(161,582)
Net increase (decrease)	(124,843)	(89,770)
Units outstanding, beginning	423,167	512,937
Units outstanding, ending	298,324	423,167

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,294,291
Cost of units redeemed/account charges	(4,413,459)
Net investment income (loss)	(127,581)
Net realized gain (loss)	164,269
Realized gain distributions	844,275
Net change in unrealized appreciation (depreciation)	(69,519)
Net assets	$692,276

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.31	235	$542	1.25%	21.0%	12/31/2019	$2.37	64	$151	1.00%	21.3%	12/31/2019	$2.43	0	$0	0.75%	21.6%
12/31/2018	1.91	332	634	1.25%	-13.1%	12/31/2018	1.95	91	177	1.00%	-12.9%	12/31/2018	2.00	0	0	0.75%	-12.7%
12/31/2017	2.20	415	911	1.25%	8.5%	12/31/2017	2.24	98	220	1.00%	8.8%	12/31/2017	2.29	0	0	0.75%	9.1%
12/31/2016	2.02	390	788	1.25%	14.7%	12/31/2016	2.06	109	224	1.00%	15.0%	12/31/2016	2.10	0	0	0.75%	15.3%
12/31/2015	1.76	508	896	1.25%	-4.3%	12/31/2015	1.79	154	275	1.00%	-4.1%	12/31/2015	1.82	0	0	0.75%	-3.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.49	0	$0	0.50%	21.9%	12/31/2019	$2.55	0	$0	0.25%	22.2%	12/31/2019	$2.62	0	$0	0.00%	22.5%
12/31/2018	2.04	0	0	0.50%	-12.5%	12/31/2018	2.09	0	0	0.25%	-12.3%	12/31/2018	2.14	0	0	0.00%	-12.0%
12/31/2017	2.33	0	0	0.50%	9.3%	12/31/2017	2.38	0	0	0.25%	9.6%	12/31/2017	2.43	0	0	0.00%	9.9%
12/31/2016	2.13	0	0	0.50%	15.6%	12/31/2016	2.17	0	0	0.25%	15.9%	12/31/2016	2.21	0	0	0.00%	16.2%
12/31/2015	1.85	0	0	0.50%	-3.6%	12/31/2015	1.87	0	0	0.25%	-3.4%	12/31/2015	1.90	7	12	0.00%	-3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.1%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Growth Leaders Fund I Class - 06-948
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$164,577	$141,187	5,742
Receivables: investments sold	3,460
Payables: investments purchased	-
Net assets	$168,037

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$168,037	90,968	$1.85
Band 100	-	-	1.87
Band 75	-	-	1.89
Band 50	-	-	1.92
Band 25	-	-	1.94
Band 0	-	-	1.97
Total	$168,037	90,968

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,862)
Net investment income (loss)	(1,862)

Gain (loss) on investments:
Net realized gain (loss)	253
Realized gain distributions	12,111
Net change in unrealized appreciation (depreciation)	29,949
Net gain (loss)	42,313

Increase (decrease) in net assets from operations	$40,451

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,862)	$(1,527)
Net realized gain (loss)	253	532
Realized gain distributions	12,111	19,778
Net change in unrealized appreciation (depreciation)	29,949	(23,400)

Increase (decrease) in net assets from operations	40,451	(4,617)

Contract owner transactions:
Proceeds from units sold	7,451	38,826
Cost of units redeemed	-	(657)
Account charges	-	-
Increase (decrease)	7,451	38,169
Net increase (decrease)	47,902	33,552
Net assets, beginning	120,135	86,583
Net assets, ending	$168,037	$120,135

Units sold	4,203	25,893
Units redeemed	-	(437)
Net increase (decrease)	4,203	25,456
Units outstanding, beginning	86,765	61,309
Units outstanding, ending	90,968	86,765

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00
Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$131,729
Cost of units redeemed/account charges	(21,461)
Net investment income (loss)	(4,707)
Net realized gain (loss)	2,041
Realized gain distributions	37,045
Net change in unrealized appreciation (depreciation)	23,390
Net assets	$168,037

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.85	91	$168	1.25%	33.4%	12/31/2019	$1.87	0	$0	1.00%	33.7%	12/31/2019	$1.89	0	$0	0.75%	34.1%
12/31/2018	1.38	87	120	1.25%	-2.0%	12/31/2018	1.40	0	0	1.00%	-1.7%	12/31/2018	1.41	0	0	0.75%	-1.5%
12/31/2017	1.41	61	87	1.25%	29.9%	12/31/2017	1.42	0	0	1.00%	30.2%	12/31/2017	1.43	0	0	0.75%	30.6%
12/31/2016	1.09	55	60	1.25%	-0.4%	12/31/2016	1.09	0	0	1.00%	-0.2%	12/31/2016	1.10	0	0	0.75%	0.1%
12/31/2015	1.09	0	0	1.25%	9.2%	12/31/2015	1.09	0	0	1.00%	9.4%	12/31/2015	1.10	0	0	0.75%	9.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.92	0	$0	0.50%	34.4%	12/31/2019	$1.94	0	$0	0.25%	34.8%	12/31/2019	$1.97	0	$0	0.00%	35.1%
12/31/2018	1.43	0	0	0.50%	-1.2%	12/31/2018	1.44	0	0	0.25%	-1.0%	12/31/2018	1.45	0	0	0.00%	-0.7%
12/31/2017	1.44	0	0	0.50%	30.9%	12/31/2017	1.45	0	0	0.25%	31.2%	12/31/2017	1.47	0	0	0.00%	31.5%
12/31/2016	1.10	0	0	0.50%	0.3%	12/31/2016	1.11	0	0	0.25%	0.6%	12/31/2016	1.11	0	0	0.00%	0.8%
12/31/2015	1.10	0	0	0.50%	9.9%	12/31/2015	1.10	0	0	0.25%	10.2%	12/31/2015	1.10	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Total Return Fund I Class - 06-949
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$72,697	$71,348	6,944
Receivables: investments sold	150
Payables: investments purchased	-
Net assets	$72,847

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$72,847	67,356	$1.08
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$72,847	67,356

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,590
Mortality & expense charges	(1,731)
Net investment income (loss)	2,859

Gain (loss) on investments:
Net realized gain (loss)	658
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	8,437
Net gain (loss)	9,095

Increase (decrease) in net assets from operations	$11,954

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,859	$6,141
Net realized gain (loss)	658	(8,080)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	8,437	(4,669)

Increase (decrease) in net assets from operations	11,954	(6,608)

Contract owner transactions:
Proceeds from units sold	28,577	53,678
Cost of units redeemed	(158,256)	(222,395)
Account charges	(117)	(176)
Increase (decrease)	(129,796)	(168,893)
Net increase (decrease)	(117,842)	(175,501)
Net assets, beginning	190,689	366,190
Net assets, ending	$72,847	$190,689

Units sold	27,271	53,335
Units redeemed	(148,920)	(220,628)
Net increase (decrease)	(121,649)	(167,293)
Units outstanding, beginning	189,005	356,298
Units outstanding, ending	67,356	189,005

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$455,232
Cost of units redeemed/account charges	(393,955)
Net investment income (loss)	16,651
Net realized gain (loss)	(7,410)
Realized gain distributions	980
Net change in unrealized appreciation (depreciation)	1,349
Net assets	$72,847

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	67	$73	1.25%	7.2%	12/31/2019	$1.10	0	$0	1.00%	7.5%	12/31/2019	$1.11	0	$0	0.75%	7.7%
12/31/2018	1.01	189	191	1.25%	-1.8%	12/31/2018	1.02	0	0	1.00%	-1.6%	12/31/2018	1.03	0	0	0.75%	-1.3%
12/31/2017	1.03	356	366	1.25%	2.6%	12/31/2017	1.04	0	0	1.00%	2.9%	12/31/2017	1.04	0	0	0.75%	3.2%
12/31/2016	1.00	312	312	1.25%	3.0%	12/31/2016	1.01	0	0	1.00%	3.2%	12/31/2016	1.01	0	0	0.75%	3.5%
12/31/2015	0.97	9	9	1.25%	-2.8%	12/31/2015	0.97	0	0	1.00%	-2.5%	12/31/2015	0.98	0	0	0.75%	-2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	8.0%	12/31/2019	$1.14	0	$0	0.25%	8.3%	12/31/2019	$1.15	0	$0	0.00%	8.5%
12/31/2018	1.04	0	0	0.50%	-1.1%	12/31/2018	1.05	0	0	0.25%	-0.8%	12/31/2018	1.06	0	0	0.00%	-0.6%
12/31/2017	1.05	0	0	0.50%	3.4%	12/31/2017	1.06	0	0	0.25%	3.7%	12/31/2017	1.07	0	0	0.00%	3.9%
12/31/2016	1.02	0	0	0.50%	3.7%	12/31/2016	1.02	0	0	0.25%	4.0%	12/31/2016	1.03	0	0	0.00%	4.3%
12/31/2015	0.98	0	0	0.50%	-2.1%	12/31/2015	0.98	0	0	0.25%	-1.8%	12/31/2015	0.98	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.5%
2018	3.5%
2017	2.8%
2016	2.6%
2015	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Growth Leaders Fund R3 Class - 06-951
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$74,417	$64,330	2,678
Receivables: investments sold	349
Payables: investments purchased	-
Net assets	$74,766

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$74,766	41,504	$1.80
Band 100	-	-	1.82
Band 75	-	-	1.85
Band 50	-	-	1.87
Band 25	-	-	1.89
Band 0	-	-	1.92
Total	$74,766	41,504

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(843)
Net investment income (loss)	(843)

Gain (loss) on investments:
Net realized gain (loss)	105
Realized gain distributions	5,729
Net change in unrealized appreciation (depreciation)	12,736
Net gain (loss)	18,570

Increase (decrease) in net assets from operations	$17,727

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(843)	$(1,113)
Net realized gain (loss)	105	22,354
Realized gain distributions	5,729	9,072
Net change in unrealized appreciation (depreciation)	12,736	(27,709)

Increase (decrease) in net assets from operations	17,727	2,604

Contract owner transactions:
Proceeds from units sold	3,838	8,632
Cost of units redeemed	-	(108,250)
Account charges	(45)	(45)
Increase (decrease)	3,793	(99,663)
Net increase (decrease)	21,520	(97,059)
Net assets, beginning	53,246	150,305
Net assets, ending	$74,766	$53,246

Units sold	2,308	5,797
Units redeemed	(27)	(74,622)
Net increase (decrease)	2,281	(68,825)
Units outstanding, beginning	39,223	108,048
Units outstanding, ending	41,504	39,223

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$159,641
Cost of units redeemed/account charges	(140,567)
Net investment income (loss)	(4,283)
Net realized gain (loss)	25,824
Realized gain distributions	24,064
Net change in unrealized appreciation (depreciation)	10,087
Net assets	$74,766

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.80	42	$75	1.25%	32.7%	12/31/2019	$1.82	0	$0	1.00%	33.0%	12/31/2019	$1.85	0	$0	0.75%	33.4%
12/31/2018	1.36	39	53	1.25%	-2.4%	12/31/2018	1.37	0	0	1.00%	-2.2%	12/31/2018	1.38	0	0	0.75%	-1.9%
12/31/2017	1.39	108	150	1.25%	29.3%	12/31/2017	1.40	0	0	1.00%	29.6%	12/31/2017	1.41	0	0	0.75%	29.9%
12/31/2016	1.08	85	91	1.25%	-0.9%	12/31/2016	1.08	0	0	1.00%	-0.7%	12/31/2016	1.09	0	0	0.75%	-0.4%
12/31/2015	1.09	0	0	1.25%	8.6%	12/31/2015	1.09	0	0	1.00%	8.9%	12/31/2015	1.09	0	0	0.75%	9.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.87	0	$0	0.50%	33.7%	12/31/2019	$1.89	0	$0	0.25%	34.0%	12/31/2019	$1.92	0	$0	0.00%	34.4%
12/31/2018	1.40	0	0	0.50%	-1.7%	12/31/2018	1.41	0	0	0.25%	-1.4%	12/31/2018	1.43	0	0	0.00%	-1.2%
12/31/2017	1.42	0	0	0.50%	30.3%	12/31/2017	1.43	0	0	0.25%	30.6%	12/31/2017	1.44	0	0	0.00%	30.9%
12/31/2016	1.09	0	0	0.50%	-0.2%	12/31/2016	1.10	0	0	0.25%	0.1%	12/31/2016	1.10	0	0	0.00%	0.3%
12/31/2015	1.09	0	0	0.50%	9.4%	12/31/2015	1.10	0	0	0.25%	9.7%	12/31/2015	1.10	0	0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Total Return Fund R3 Class - 06-952
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$117,010	$113,545	11,197
Receivables: investments sold	227
Payables: investments purchased	-
Net assets	$117,237

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$117,237	111,073	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$117,237	111,073

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,939
Mortality & expense charges	(1,879)
Net investment income (loss)	2,060

Gain (loss) on investments:
Net realized gain (loss)	143
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	7,762
Net gain (loss)	7,905

Increase (decrease) in net assets from operations	$9,965

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,060	$3,961
Net realized gain (loss)	143	(10,578)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	7,762	(3,398)

Increase (decrease) in net assets from operations	9,965	(10,015)

Contract owner transactions:
Proceeds from units sold	16,133	65,960
Cost of units redeemed	(68,467)	(391,591)
Account charges	(9)	(5)
Increase (decrease)	(52,343)	(325,636)
Net increase (decrease)	(42,378)	(335,651)
Net assets, beginning	159,615	495,266
Net assets, ending	$117,237	$159,615

Units sold	15,603	66,781
Units redeemed	(65,956)	(393,923)
Net increase (decrease)	(50,353)	(327,142)
Units outstanding, beginning	161,426	488,568
Units outstanding, ending	111,073	161,426

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$992,159
Cost of units redeemed/account charges	(895,012)
Net investment income (loss)	24,592
Net realized gain (loss)	(11,176)
Realized gain distributions	3,209
Net change in unrealized appreciation (depreciation)	3,465
Net assets	$117,237

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	111	$117	1.25%	6.7%	12/31/2019	$1.07	0	$0	1.00%	7.0%	12/31/2019	$1.08	0	$0	0.75%	7.3%
12/31/2018	0.99	161	160	1.25%	-2.5%	12/31/2018	1.00	0	0	1.00%	-2.2%	12/31/2018	1.01	0	0	0.75%	-2.0%
12/31/2017	1.01	489	495	1.25%	2.1%	12/31/2017	1.02	0	0	1.00%	2.4%	12/31/2017	1.03	0	0	0.75%	2.6%
12/31/2016	0.99	732	727	1.25%	2.5%	12/31/2016	1.00	0	0	1.00%	2.7%	12/31/2016	1.00	0	0	0.75%	3.0%
12/31/2015	0.97	548	531	1.25%	-3.1%	12/31/2015	0.97	0	0	1.00%	-2.9%	12/31/2015	0.97	0	0	0.75%	-2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	7.5%	12/31/2019	$1.11	0	$0	0.25%	7.8%	12/31/2019	$1.12	0	$0	0.00%	8.1%
12/31/2018	1.02	0	0	0.50%	-1.7%	12/31/2018	1.03	0	0	0.25%	-1.5%	12/31/2018	1.04	0	0	0.00%	-1.2%
12/31/2017	1.04	0	0	0.50%	2.9%	12/31/2017	1.04	0	0	0.25%	3.2%	12/31/2017	1.05	0	0	0.00%	3.4%
12/31/2016	1.01	0	0	0.50%	3.2%	12/31/2016	1.01	0	0	0.25%	3.5%	12/31/2016	1.02	0	0	0.00%	3.7%
12/31/2015	0.98	0	0	0.50%	-2.4%	12/31/2015	0.98	0	0	0.25%	-2.2%	12/31/2015	0.98	0	0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.8%
2018	2.1%
2017	2.3%
2016	2.7%
2015	2.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Bond-Debenture Fund R5 Class - 06-CJT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,713	$2,643	335
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$2,714

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,714	2,035	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$2,714	2,035

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$75
Mortality & expense charges	(22)
Net investment income (loss)	53

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	70
Net gain (loss)	70

Increase (decrease) in net assets from operations	$123

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$53	$23
Net realized gain (loss)	-	(24)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	70	(14)

Increase (decrease) in net assets from operations	123	(15)

Contract owner transactions:
Proceeds from units sold	2,591	808
Cost of units redeemed	-	(2,855)
Account charges	-	(1)
Increase (decrease)	2,591	(2,048)
Net increase (decrease)	2,714	(2,063)
Net assets, beginning	-	2,063
Net assets, ending	$2,714	$-

Units sold	2,035	651
Units redeemed	-	(2,304)
Net increase (decrease)	2,035	(1,653)
Units outstanding, beginning	-	1,653
Units outstanding, ending	2,035	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,415
Cost of units redeemed/account charges	(2,858)
Net investment income (loss)	100
Net realized gain (loss)	(24)
Realized gain distributions	11
Net change in unrealized appreciation (depreciation)	70
Net assets	$2,714

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.33	2	$3	1.25%	12.3%	12/31/2019	$1.35	0	$0	1.00%	12.6%	12/31/2019	$1.36	0	$0	0.75%	12.9%
12/31/2018	1.19	0	0	1.25%	-4.8%	12/31/2018	1.20	0	0	1.00%	-4.6%	12/31/2018	1.20	0	0	0.75%	-4.4%
12/31/2017	1.25	2	2	1.25%	8.1%	12/31/2017	1.25	0	0	1.00%	8.4%	12/31/2017	1.26	0	0	0.75%	8.6%
12/31/2016	1.15	0	0	1.25%	15.4%	12/31/2016	1.16	0	0	1.00%	15.7%	12/31/2016	1.16	0	0	0.75%	16.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	0	$0	0.50%	13.2%	12/31/2019	$1.39	0	$0	0.25%	13.5%	12/31/2019	$1.40	0	$0	0.00%	13.7%
12/31/2018	1.21	0	0	0.50%	-4.1%	12/31/2018	1.22	0	0	0.25%	-3.9%	12/31/2018	1.23	0	0	0.00%	-3.6%
12/31/2017	1.27	0	0	0.50%	8.9%	12/31/2017	1.27	0	0	0.25%	9.2%	12/31/2017	1.28	0	0	0.00%	9.5%
12/31/2016	1.16	0	0	0.50%	16.2%	12/31/2016	1.17	0	0	0.25%	16.5%	12/31/2016	1.17	0	0	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.5%
2018	3.0%
2017	3.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Calibrated Dividend Growth Fund R5 Class - 06-CJV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,117	$6,941	437
Receivables: investments sold	-
Payables: investments purchased	(40)
Net assets	$7,077

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,077	4,193	$1.69
Band 100	-	-	1.70
Band 75	-	-	1.72
Band 50	-	-	1.74
Band 25	-	-	1.76
Band 0	-	-	1.77
Total	$7,077	4,193

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$104
Mortality & expense charges	(67)
Net investment income (loss)	37

Gain (loss) on investments:
Net realized gain (loss)	193
Realized gain distributions	291
Net change in unrealized appreciation (depreciation)	547
Net gain (loss)	1,031

Increase (decrease) in net assets from operations	$1,068

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$37	$17
Net realized gain (loss)	193	-
Realized gain distributions	291	208
Net change in unrealized appreciation (depreciation)	547	(397)

Increase (decrease) in net assets from operations	1,068	(172)

Contract owner transactions:
Proceeds from units sold	7,472	1,558
Cost of units redeemed	(4,498)	-
Account charges	(27)	(2)
Increase (decrease)	2,947	1,556
Net increase (decrease)	4,015	1,384
Net assets, beginning	3,062	1,678
Net assets, ending	$7,077	$3,062

Units sold	4,796	1,100
Units redeemed	(2,877)	(1)
Net increase (decrease)	1,919	1,099
Units outstanding, beginning	2,274	1,175
Units outstanding, ending	4,193	2,274

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$11,351
Cost of units redeemed/account charges	(5,297)
Net investment income (loss)	59
Net realized gain (loss)	193
Realized gain distributions	595
Net change in unrealized appreciation (depreciation)	176
Net assets	$7,077

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.69	4	$7	1.25%	25.4%	12/31/2019	$1.70	0	$0	1.00%	25.7%	12/31/2019	$1.72	0	$0	0.75%	26.0%
12/31/2018	1.35	2	3	1.25%	-5.7%	12/31/2018	1.36	0	0	1.00%	-5.5%	12/31/2018	1.37	0	0	0.75%	-5.2%
12/31/2017	1.43	1	2	1.25%	17.9%	12/31/2017	1.43	0	0	1.00%	18.2%	12/31/2017	1.44	0	0	0.75%	18.5%
12/31/2016	1.21	0	0	1.25%	21.1%	12/31/2016	1.21	0	0	1.00%	21.4%	12/31/2016	1.22	0	0	0.75%	21.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.74	0	$0	0.50%	26.3%	12/31/2019	$1.76	0	$0	0.25%	26.6%	12/31/2019	$1.77	0	$0	0.00%	26.9%
12/31/2018	1.38	0	0	0.50%	-5.0%	12/31/2018	1.39	0	0	0.25%	-4.8%	12/31/2018	1.40	0	0	0.00%	-4.5%
12/31/2017	1.45	0	0	0.50%	18.8%	12/31/2017	1.46	0	0	0.25%	19.1%	12/31/2017	1.46	0	0	0.00%	19.4%
12/31/2016	1.22	0	0	0.50%	22.0%	12/31/2016	1.22	0	0	0.25%	22.3%	12/31/2016	1.23	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.1%
2018	2.0%
2017	1.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Developing Growth Fund R5 Class - 06-CJW (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.97
Band 100	-	-	1.99
Band 75	-	-	2.01
Band 50	-	-	2.03
Band 25	-	-	2.05
Band 0	-	-	2.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.97	0	$0	1.25%	30.7%	12/31/2019	$1.99	0	$0	1.00%	31.0%	12/31/2019	$2.01	0	$0	0.75%	31.3%
12/31/2018	1.51	0	0	1.25%	4.0%	12/31/2018	1.52	0	0	1.00%	4.3%	12/31/2018	1.53	0	0	0.75%	4.5%
12/31/2017	1.45	0	0	1.25%	28.7%	12/31/2017	1.46	0	0	1.00%	29.0%	12/31/2017	1.47	0	0	0.75%	29.3%
12/31/2016	1.13	0	0	1.25%	12.9%	12/31/2016	1.13	0	0	1.00%	13.2%	12/31/2016	1.13	0	0	0.75%	13.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.03	0	$0	0.50%	31.7%	12/31/2019	$2.05	0	$0	0.25%	32.0%	12/31/2019	$2.07	0	$0	0.00%	32.3%
12/31/2018	1.54	0	0	0.50%	4.8%	12/31/2018	1.56	0	0	0.25%	5.1%	12/31/2018	1.57	0	0	0.00%	5.3%
12/31/2017	1.47	0	0	0.50%	29.6%	12/31/2017	1.48	0	0	0.25%	29.9%	12/31/2017	1.49	0	0	0.00%	30.3%
12/31/2016	1.14	0	0	0.50%	13.7%	12/31/2016	1.14	0	0	0.25%	14.0%	12/31/2016	1.14	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Fundamental Equity Fund R5 Class - 06-CJX (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.56
Band 100	-	-	1.57
Band 75	-	-	1.59
Band 50	-	-	1.60
Band 25	-	-	1.62
Band 0	-	-	1.64
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.56	0	$0	1.25%	21.4%	12/31/2019	$1.57	0	$0	1.00%	21.7%	12/31/2019	$1.59	0	$0	0.75%	22.0%
12/31/2018	1.28	0	0	1.25%	-9.3%	12/31/2018	1.29	0	0	1.00%	-9.1%	12/31/2018	1.30	0	0	0.75%	-8.8%
12/31/2017	1.41	0	0	1.25%	11.9%	12/31/2017	1.42	0	0	1.00%	12.2%	12/31/2017	1.43	0	0	0.75%	12.4%
12/31/2016	1.26	0	0	1.25%	26.4%	12/31/2016	1.27	0	0	1.00%	26.7%	12/31/2016	1.27	0	0	0.75%	27.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.60	0	$0	0.50%	22.3%	12/31/2019	$1.62	0	$0	0.25%	22.6%	12/31/2019	$1.64	0	$0	0.00%	22.9%
12/31/2018	1.31	0	0	0.50%	-8.6%	12/31/2018	1.32	0	0	0.25%	-8.4%	12/31/2018	1.33	0	0	0.00%	-8.2%
12/31/2017	1.43	0	0	0.50%	12.7%	12/31/2017	1.44	0	0	0.25%	13.0%	12/31/2017	1.45	0	0	0.00%	13.3%
12/31/2016	1.27	0	0	0.50%	27.3%	12/31/2016	1.28	0	0	0.25%	27.6%	12/31/2016	1.28	0	0	0.00%	27.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Growth Leaders Fund R5 Class - 06-CJY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,644,644	$1,546,136	56,226
Receivables: investments sold	1,117
Payables: investments purchased	-
Net assets	$1,645,761

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,645,761	878,374	$1.87
Band 100	-	-	1.89
Band 75	-	-	1.91
Band 50	-	-	1.93
Band 25	-	-	1.95
Band 0	-	-	1.97
Total	$1,645,761	878,374

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(9,959)
Net investment income (loss)	(9,959)

Gain (loss) on investments:
Net realized gain (loss)	38,371
Realized gain distributions	129,138
Net change in unrealized appreciation (depreciation)	107,761
Net gain (loss)	275,270

Increase (decrease) in net assets from operations	$265,311

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(9,959)	$(6,786)
Net realized gain (loss)	38,371	3,651
Realized gain distributions	129,138	82,690
Net change in unrealized appreciation (depreciation)	107,761	(89,619)

Increase (decrease) in net assets from operations	265,311	(10,064)

Contract owner transactions:
Proceeds from units sold	1,140,963	31,427
Cost of units redeemed	(258,896)	(12,637)
Account charges	(90)	-
Increase (decrease)	881,977	18,790
Net increase (decrease)	1,147,288	8,726
Net assets, beginning	498,473	489,747
Net assets, ending	$1,645,761	$498,473

Units sold	671,694	20,914
Units redeemed	(148,211)	(7,881)
Net increase (decrease)	523,483	13,033
Units outstanding, beginning	354,891	341,858
Units outstanding, ending	878,374	354,891

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,688,523
Cost of units redeemed/account charges	(407,812)
Net investment income (loss)	(23,801)
Net realized gain (loss)	48,808
Realized gain distributions	241,535
Net change in unrealized appreciation (depreciation)	98,508
Net assets	$1,645,761

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.87	878	$1,646	1.25%	33.4%	12/31/2019	$1.89	0	$0	1.00%	33.7%	12/31/2019	$1.91	0	$0	0.75%	34.1%
12/31/2018	1.40	355	498	1.25%	-2.0%	12/31/2018	1.41	0	0	1.00%	-1.7%	12/31/2018	1.43	0	0	0.75%	-1.5%
12/31/2017	1.43	342	490	1.25%	30.0%	12/31/2017	1.44	0	0	1.00%	30.3%	12/31/2017	1.45	0	0	0.75%	30.6%
12/31/2016	1.10	367	404	1.25%	10.2%	12/31/2016	1.10	0	0	1.00%	10.5%	12/31/2016	1.11	0	0	0.75%	10.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.93	0	$0	0.50%	34.4%	12/31/2019	$1.95	0	$0	0.25%	34.7%	12/31/2019	$1.97	0	$0	0.00%	35.1%
12/31/2018	1.44	0	0	0.50%	-1.2%	12/31/2018	1.45	0	0	0.25%	-1.0%	12/31/2018	1.46	0	0	0.00%	-0.7%
12/31/2017	1.45	0	0	0.50%	30.9%	12/31/2017	1.46	0	0	0.25%	31.3%	12/31/2017	1.47	0	0	0.00%	31.6%
12/31/2016	1.11	0	0	0.50%	11.0%	12/31/2016	1.11	0	0	0.25%	11.3%	12/31/2016	1.12	0	0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Growth Opportunities Fund R5 Class - 06-CKC (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.76
Band 100	-	-	1.78
Band 75	-	-	1.80
Band 50	-	-	1.81
Band 25	-	-	1.83
Band 0	-	-	1.85
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.76	0	$0	1.25%	35.4%	12/31/2019	$1.78	0	$0	1.00%	35.7%	12/31/2019	$1.80	0	$0	0.75%	36.1%
12/31/2018	1.30	0	0	1.25%	-4.3%	12/31/2018	1.31	0	0	1.00%	-4.1%	12/31/2018	1.32	0	0	0.75%	-3.9%
12/31/2017	1.36	0	0	1.25%	21.6%	12/31/2017	1.37	0	0	1.00%	22.0%	12/31/2017	1.37	0	0	0.75%	22.3%
12/31/2016	1.12	0	0	1.25%	11.8%	12/31/2016	1.12	0	0	1.00%	12.0%	12/31/2016	1.12	0	0	0.75%	12.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.81	0	$0	0.50%	36.4%	12/31/2019	$1.83	0	$0	0.25%	36.8%	12/31/2019	$1.85	0	$0	0.00%	37.1%
12/31/2018	1.33	0	0	0.50%	-3.6%	12/31/2018	1.34	0	0	0.25%	-3.4%	12/31/2018	1.35	0	0	0.00%	-3.1%
12/31/2017	1.38	0	0	0.50%	22.6%	12/31/2017	1.39	0	0	0.25%	22.9%	12/31/2017	1.39	0	0	0.00%	23.2%
12/31/2016	1.13	0	0	0.50%	12.5%	12/31/2016	1.13	0	0	0.25%	12.8%	12/31/2016	1.13	0	0	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett High Yield Fund R5 Class - 06-CKF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,163,149	$6,182,175	854,980
Receivables: investments sold	274,853
Payables: investments purchased	-
Net assets	$6,438,002

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,438,002	4,710,815	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.44
Total	$6,438,002	4,710,815

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$316,881
Mortality & expense charges	(68,783)
Net investment income (loss)	248,098

Gain (loss) on investments:
Net realized gain (loss)	(16,362)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	450,018
Net gain (loss)	433,656

Increase (decrease) in net assets from operations	$681,754

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$248,098	$248,453
Net realized gain (loss)	(16,362)	(68,069)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	450,018	(509,551)

Increase (decrease) in net assets from operations	681,754	(329,167)

Contract owner transactions:
Proceeds from units sold	1,589,307	1,861,380
Cost of units redeemed	(554,206)	(1,663,191)
Account charges	(13,055)	(11,183)
Increase (decrease)	1,022,046	187,006
Net increase (decrease)	1,703,800	(142,161)
Net assets, beginning	4,734,202	4,876,363
Net assets, ending	$6,438,002	$4,734,202

Units sold	1,198,800	1,475,879
Units redeemed	(428,651)	(1,341,280)
Net increase (decrease)	770,149	134,599
Units outstanding, beginning	3,940,666	3,806,067
Units outstanding, ending	4,710,815	3,940,666

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$8,477,744
Cost of units redeemed/account charges	(2,583,065)
Net investment income (loss)	643,748
Net realized gain (loss)	(81,399)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(19,026)
Net assets	$6,438,002

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	4,711	$6,438	1.25%	13.8%	12/31/2019	$1.38	0	$0	1.00%	14.0%	12/31/2019	$1.39	0	$0	0.75%	14.3%
12/31/2018	1.20	3,941	4,734	1.25%	-6.2%	12/31/2018	1.21	0	0	1.00%	-6.0%	12/31/2018	1.22	0	0	0.75%	-5.8%
12/31/2017	1.28	3,806	4,876	1.25%	7.5%	12/31/2017	1.29	0	0	1.00%	7.8%	12/31/2017	1.29	0	0	0.75%	8.1%
12/31/2016	1.19	35	42	1.25%	19.2%	12/31/2016	1.19	0	0	1.00%	19.4%	12/31/2016	1.20	0	0	0.75%	19.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.41	0	$0	0.50%	14.6%	12/31/2019	$1.42	0	$0	0.25%	14.9%	12/31/2019	$1.44	0	$0	0.00%	15.2%
12/31/2018	1.23	0	0	0.50%	-5.5%	12/31/2018	1.24	0	0	0.25%	-5.3%	12/31/2018	1.25	0	0	0.00%	-5.0%
12/31/2017	1.30	0	0	0.50%	8.3%	12/31/2017	1.31	0	0	0.25%	8.6%	12/31/2017	1.31	0	0	0.00%	8.9%
12/31/2016	1.20	0	0	0.50%	20.0%	12/31/2016	1.20	0	0	0.25%	20.3%	12/31/2016	1.21	0	0	0.00%	20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.7%
2018	6.5%
2017	7.6%
2016	3.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Mid Cap Stock Fund R5 Class - 06-CKG (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.41
Band 100	-	-	1.42
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.46
Band 0	-	-	1.48
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.41	0	$0	1.25%	21.7%	12/31/2019	$1.42	0	$0	1.00%	22.0%	12/31/2019	$1.43	0	$0	0.75%	22.3%
12/31/2018	1.15	0	0	1.25%	-15.4%	12/31/2018	1.16	0	0	1.00%	-15.2%	12/31/2018	1.17	0	0	0.75%	-15.0%
12/31/2017	1.37	0	0	1.25%	6.0%	12/31/2017	1.37	0	0	1.00%	6.2%	12/31/2017	1.38	0	0	0.75%	6.5%
12/31/2016	1.29	0	0	1.25%	28.8%	12/31/2016	1.29	0	0	1.00%	29.1%	12/31/2016	1.29	0	0	0.75%	29.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.45	0	$0	0.50%	22.6%	12/31/2019	$1.46	0	$0	0.25%	22.9%	12/31/2019	$1.48	0	$0	0.00%	23.2%
12/31/2018	1.18	0	0	0.50%	-14.8%	12/31/2018	1.19	0	0	0.25%	-14.5%	12/31/2018	1.20	0	0	0.00%	-14.3%
12/31/2017	1.39	0	0	0.50%	6.8%	12/31/2017	1.39	0	0	0.25%	7.0%	12/31/2017	1.40	0	0	0.00%	7.3%
12/31/2016	1.30	0	0	0.50%	29.7%	12/31/2016	1.30	0	0	0.25%	30.0%	12/31/2016	1.30	0	0	0.00%	30.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Small Cap Value Fund R5 Class - 06-CKH (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.45
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.49
Band 25	-	-	1.51
Band 0	-	-	1.52
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.45	0	$0	1.25%	19.1%	12/31/2019	$1.46	0	$0	1.00%	19.4%	12/31/2019	$1.48	0	$0	0.75%	19.7%
12/31/2018	1.22	0	0	1.25%	-12.7%	12/31/2018	1.23	0	0	1.00%	-12.5%	12/31/2018	1.24	0	0	0.75%	-12.3%
12/31/2017	1.40	0	0	1.25%	5.3%	12/31/2017	1.40	0	0	1.00%	5.6%	12/31/2017	1.41	0	0	0.75%	5.8%
12/31/2016	1.33	0	0	1.25%	32.6%	12/31/2016	1.33	0	0	1.00%	32.9%	12/31/2016	1.33	0	0	0.75%	33.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.49	0	$0	0.50%	20.0%	12/31/2019	$1.51	0	$0	0.25%	20.3%	12/31/2019	$1.52	0	$0	0.00%	20.6%
12/31/2018	1.25	0	0	0.50%	-12.1%	12/31/2018	1.25	0	0	0.25%	-11.9%	12/31/2018	1.26	0	0	0.00%	-11.6%
12/31/2017	1.42	0	0	0.50%	6.1%	12/31/2017	1.42	0	0	0.25%	6.3%	12/31/2017	1.43	0	0	0.00%	6.6%
12/31/2016	1.33	0	0	0.50%	33.5%	12/31/2016	1.34	0	0	0.25%	33.8%	12/31/2016	1.34	0	0	0.00%	34.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Total Return Fund R5 Class - 06-CKJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,027,426	$1,009,564	98,470
Receivables: investments sold	3,564
Payables: investments purchased	-
Net assets	$1,030,990

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,030,990	928,632	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.17
Total	$1,030,990	928,632

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$24,346
Mortality & expense charges	(9,897)
Net investment income (loss)	14,449

Gain (loss) on investments:
Net realized gain (loss)	(6,744)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	44,045
Net gain (loss)	37,301

Increase (decrease) in net assets from operations	$51,750

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14,449	$17,781
Net realized gain (loss)	(6,744)	(11,054)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	44,045	(24,071)

Increase (decrease) in net assets from operations	51,750	(17,344)

Contract owner transactions:
Proceeds from units sold	426,909	268,009
Cost of units redeemed	(251,563)	(381,710)
Account charges	(85)	(252)
Increase (decrease)	175,261	(113,953)
Net increase (decrease)	227,011	(131,297)
Net assets, beginning	803,979	935,276
Net assets, ending	$1,030,990	$803,979

Units sold	392,187	260,774
Units redeemed	(239,466)	(369,758)
Net increase (decrease)	152,721	(108,984)
Units outstanding, beginning	775,911	884,895
Units outstanding, ending	928,632	775,911

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,911,317
Cost of units redeemed/account charges	(929,179)
Net investment income (loss)	48,151
Net realized gain (loss)	(18,922)
Realized gain distributions	1,761
Net change in unrealized appreciation (depreciation)	17,862
Net assets	$1,030,990

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	929	$1,031	1.25%	7.1%	12/31/2019	$1.12	0	$0	1.00%	7.4%	12/31/2019	$1.13	0	$0	0.75%	7.7%
12/31/2018	1.04	776	804	1.25%	-2.0%	12/31/2018	1.04	0	0	1.00%	-1.7%	12/31/2018	1.05	0	0	0.75%	-1.5%
12/31/2017	1.06	885	935	1.25%	2.7%	12/31/2017	1.06	0	0	1.00%	3.0%	12/31/2017	1.07	0	0	0.75%	3.3%
12/31/2016	1.03	547	563	1.25%	2.9%	12/31/2016	1.03	0	0	1.00%	3.1%	12/31/2016	1.03	0	0	0.75%	3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	8.0%	12/31/2019	$1.15	0	$0	0.25%	8.2%	12/31/2019	$1.17	0	$0	0.00%	8.5%
12/31/2018	1.06	0	0	0.50%	-1.2%	12/31/2018	1.07	0	0	0.25%	-1.0%	12/31/2018	1.07	0	0	0.00%	-0.7%
12/31/2017	1.07	0	0	0.50%	3.5%	12/31/2017	1.08	0	0	0.25%	3.8%	12/31/2017	1.08	0	0	0.00%	4.0%
12/31/2016	1.04	0	0	0.50%	3.6%	12/31/2016	1.04	0	0	0.25%	3.8%	12/31/2016	1.04	0	0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.7%
2018	3.2%
2017	2.9%
2016	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Value Opportunities Fund R5 Class - 06-CKK
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.47
Band 100	-	-	1.48
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(13)
Net investment income (loss)	(13)

Gain (loss) on investments:
Net realized gain (loss)	(180)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	702
Net gain (loss)	522

Increase (decrease) in net assets from operations	$509

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(13)	$(19)
Net realized gain (loss)	(180)	-
Realized gain distributions	-	320
Net change in unrealized appreciation (depreciation)	702	(702)

Increase (decrease) in net assets from operations	509	(401)

Contract owner transactions:
Proceeds from units sold	452	3,883
Cost of units redeemed	(4,443)	-
Account charges	-	-
Increase (decrease)	(3,991)	3,883
Net increase (decrease)	(3,482)	3,482
Net assets, beginning	3,482	-
Net assets, ending	$-	$3,482

Units sold	343	2,891
Units redeemed	(3,234)	-
Net increase (decrease)	(2,891)	2,891
Units outstanding, beginning	2,891	-
Units outstanding, ending	-	2,891

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,652
Cost of units redeemed/account charges	(4,774)
Net investment income (loss)	(32)
Net realized gain (loss)	(166)
Realized gain distributions	320
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.47	0	$0	1.25%	21.7%	12/31/2019	$1.48	0	$0	1.00%	22.0%	12/31/2019	$1.49	0	$0	0.75%	22.3%
12/31/2018	1.20	3	3	1.25%	-12.8%	12/31/2018	1.21	0	0	1.00%	-12.5%	12/31/2018	1.22	0	0	0.75%	-12.3%
12/31/2017	1.38	0	0	1.25%	9.0%	12/31/2017	1.39	0	0	1.00%	9.3%	12/31/2017	1.39	0	0	0.75%	9.6%
12/31/2016	1.27	0	0	1.25%	26.6%	12/31/2016	1.27	0	0	1.00%	26.9%	12/31/2016	1.27	0	0	0.75%	27.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.51	0	$0	0.50%	22.6%	12/31/2019	$1.52	0	$0	0.25%	22.9%	12/31/2019	$1.54	0	$0	0.00%	23.2%
12/31/2018	1.23	0	0	0.50%	-12.1%	12/31/2018	1.24	0	0	0.25%	-11.9%	12/31/2018	1.25	0	0	0.00%	-11.7%
12/31/2017	1.40	0	0	0.50%	9.9%	12/31/2017	1.41	0	0	0.25%	10.1%	12/31/2017	1.41	0	0	0.00%	10.4%
12/31/2016	1.28	0	0	0.50%	27.5%	12/31/2016	1.28	0	0	0.25%	27.8%	12/31/2016	1.28	0	0	0.00%	28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.6%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Developing Growth Fund R6 Class - 06-CYJ (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.68
Band 100	-	-	1.69
Band 75	-	-	1.70
Band 50	-	-	1.71
Band 25	-	-	1.73
Band 0	-	-	1.74
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.68	0	$0	1.25%	30.8%	12/31/2019	$1.69	0	$0	1.00%	31.1%	12/31/2019	$1.70	0	$0	0.75%	31.4%
12/31/2018	1.28	0	0	1.25%	4.1%	12/31/2018	1.29	0	0	1.00%	4.4%	12/31/2018	1.29	0	0	0.75%	4.6%
12/31/2017	1.23	0	0	1.25%	28.8%	12/31/2017	1.23	0	0	1.00%	29.1%	12/31/2017	1.24	0	0	0.75%	29.4%
12/31/2016	0.96	0	0	1.25%	-4.4%	12/31/2016	0.96	0	0	1.00%	-4.4%	12/31/2016	0.96	0	0	0.75%	-4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.71	0	$0	0.50%	31.7%	12/31/2019	$1.73	0	$0	0.25%	32.1%	12/31/2019	$1.74	0	$0	0.00%	32.4%
12/31/2018	1.30	0	0	0.50%	4.9%	12/31/2018	1.31	0	0	0.25%	5.2%	12/31/2018	1.32	0	0	0.00%	5.4%
12/31/2017	1.24	0	0	0.50%	29.7%	12/31/2017	1.24	0	0	0.25%	30.1%	12/31/2017	1.25	0	0	0.00%	30.4%
12/31/2016	0.96	0	0	0.50%	-4.4%	12/31/2016	0.96	0	0	0.25%	-4.3%	12/31/2016	0.96	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett High Yield Fund R6 Class - 06-CYK
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$787,206	$783,148	105,361
Receivables: investments sold	6,164
Payables: investments purchased	-
Net assets	$793,370

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$793,370	687,025	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$793,370	687,025

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$45,312
Mortality & expense charges	(9,673)
Net investment income (loss)	35,639

Gain (loss) on investments:
Net realized gain (loss)	(2,863)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	66,565
Net gain (loss)	63,702

Increase (decrease) in net assets from operations	$99,341

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$35,639	$24,278
Net realized gain (loss)	(2,863)	(4,974)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	66,565	(62,759)

Increase (decrease) in net assets from operations	99,341	(43,455)

Contract owner transactions:
Proceeds from units sold	147,402	1,030,667
Cost of units redeemed	(168,048)	(494,144)
Account charges	(1,568)	(1,007)
Increase (decrease)	(22,214)	535,516
Net increase (decrease)	77,127	492,061
Net assets, beginning	716,243	224,182
Net assets, ending	$793,370	$716,243

Units sold	132,603	1,013,002
Units redeemed	(151,731)	(514,292)
Net increase (decrease)	(19,128)	498,710
Units outstanding, beginning	706,153	207,443
Units outstanding, ending	687,025	706,153

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,402,953
Cost of units redeemed/account charges	(668,792)
Net investment income (loss)	62,967
Net realized gain (loss)	(7,816)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,058
Net assets	$793,370

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	687	$793	1.25%	13.9%	12/31/2019	$1.16	0	$0	1.00%	14.1%	12/31/2019	$1.17	0	$0	0.75%	14.4%
12/31/2018	1.01	706	716	1.25%	-6.1%	12/31/2018	1.02	0	0	1.00%	-5.9%	12/31/2018	1.02	0	0	0.75%	-5.7%
12/31/2017	1.08	207	224	1.25%	7.4%	12/31/2017	1.08	0	0	1.00%	7.7%	12/31/2017	1.09	0	0	0.75%	8.0%
12/31/2016	1.01	0	0	1.25%	0.6%	12/31/2016	1.01	0	0	1.00%	0.6%	12/31/2016	1.01	0	0	0.75%	0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	0.50%	14.7%	12/31/2019	$1.19	0	$0	0.25%	15.0%	12/31/2019	$1.20	0	$0	0.00%	15.3%
12/31/2018	1.03	0	0	0.50%	-5.4%	12/31/2018	1.04	0	0	0.25%	-5.2%	12/31/2018	1.04	0	0	0.00%	-5.0%
12/31/2017	1.09	0	0	0.50%	8.3%	12/31/2017	1.09	0	0	0.25%	8.5%	12/31/2017	1.10	0	0	0.00%	8.8%
12/31/2016	1.01	0	0	0.50%	0.6%	12/31/2016	1.01	0	0	0.25%	0.6%	12/31/2016	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	6.0%
2018	6.5%
2017	3.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Value Opportunities Fund R6 Class - 06-FYP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$766,005	$855,985	41,372
Receivables: investments sold	214
Payables: investments purchased	-
Net assets	$766,219

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$766,219	674,039	$1.14
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.17
Total	$766,219	674,039

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,374
Mortality & expense charges	(9,164)
Net investment income (loss)	(4,790)

Gain (loss) on investments:
Net realized gain (loss)	(16,459)
Realized gain distributions	73,865
Net change in unrealized appreciation (depreciation)	95,219
Net gain (loss)	152,625

Increase (decrease) in net assets from operations	$147,835

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,790)	$(1,794)
Net realized gain (loss)	(16,459)	383
Realized gain distributions	73,865	67,102
Net change in unrealized appreciation (depreciation)	95,219	(185,199)

Increase (decrease) in net assets from operations	147,835	(119,508)

Contract owner transactions:
Proceeds from units sold	50,630	870,287
Cost of units redeemed	(142,024)	(40,322)
Account charges	(548)	(131)
Increase (decrease)	(91,942)	829,834
Net increase (decrease)	55,893	710,326
Net assets, beginning	710,326	-
Net assets, ending	$766,219	$710,326

Units sold	53,072	797,266
Units redeemed	(139,844)	(36,455)
Net increase (decrease)	(86,772)	760,811
Units outstanding, beginning	760,811	-
Units outstanding, ending	674,039	760,811

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$920,917
Cost of units redeemed/account charges	(183,025)
Net investment income (loss)	(6,584)
Net realized gain (loss)	(16,076)
Realized gain distributions	140,967
Net change in unrealized appreciation (depreciation)	(89,980)
Net assets	$766,219

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	674	$766	1.25%	21.8%	12/31/2019	$1.14	0	$0	1.00%	22.1%	12/31/2019	$1.15	0	$0	0.75%	22.4%
12/31/2018	0.93	761	710	1.25%	-12.7%	12/31/2018	0.94	0	0	1.00%	-12.4%	12/31/2018	0.94	0	0	0.75%	-12.2%
12/31/2017	1.07	0	0	1.25%	6.9%	12/31/2017	1.07	0	0	1.00%	7.0%	12/31/2017	1.07	0	0	0.75%	7.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	0.50%	22.7%	12/31/2019	$1.17	0	$0	0.25%	23.0%	12/31/2019	$1.17	0	$0	0.00%	23.3%
12/31/2018	0.94	0	0	0.50%	-12.0%	12/31/2018	0.95	0	0	0.25%	-11.8%	12/31/2018	0.95	0	0	0.00%	-11.6%
12/31/2017	1.07	0	0	0.50%	7.3%	12/31/2017	1.07	0	0	0.25%	7.5%	12/31/2017	1.08	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.6%
2018	0.7%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett International Opportunities Fund R3 Class - 06-36C
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,132,471	$1,061,073	67,285
Receivables: investments sold	-
Payables: investments purchased	(26,971)
Net assets	$1,105,500

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$502,970	559,923	$0.90
Band 100	-	-	0.90
Band 75	-	-	0.91
Band 50	-	-	0.91
Band 25	-	-	0.91
Band 0	602,530	655,834	0.92
Total	$1,105,500	1,215,757

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$10,540
Mortality & expense charges	(12,443)
Net investment income (loss)	(1,903)

Gain (loss) on investments:
Net realized gain (loss)	(921,341)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,334,981
Net gain (loss)	413,640

Increase (decrease) in net assets from operations	$411,737

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,903)	$16,926
Net realized gain (loss)	(921,341)	(12,705)
Realized gain distributions	-	335,862
Net change in unrealized appreciation (depreciation)	1,334,981	(1,263,583)

Increase (decrease) in net assets from operations	411,737	(923,500)

Contract owner transactions:
Proceeds from units sold	230,704	4,542,396
Cost of units redeemed	(2,978,749)	(154,093)
Account charges	(7,133)	(15,862)
Increase (decrease)	(2,755,178)	4,372,441
Net increase (decrease)	(2,343,441)	3,448,941
Net assets, beginning	3,448,941	-
Net assets, ending	$1,105,500	$3,448,941

Units sold	506,202	4,764,210
Units redeemed	(3,860,265)	(194,390)
Net increase (decrease)	(3,354,063)	4,569,820
Units outstanding, beginning	4,569,820	-
Units outstanding, ending	1,215,757	4,569,820

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,773,100
Cost of units redeemed/account charges	(3,155,837)
Net investment income (loss)	15,023
Net realized gain (loss)	(934,046)
Realized gain distributions	335,862
Net change in unrealized appreciation (depreciation)	71,398
Net assets	$1,105,500

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.90	560	$503	1.25%	19.4%	12/31/2019	$0.90	0	$0	1.00%	19.7%	12/31/2019	$0.91	0	$0	0.75%	20.0%
12/31/2018	0.75	3,153	2,372	1.25%	-24.8%	12/31/2018	0.75	0	0	1.00%	-24.6%	12/31/2018	0.76	0	0	0.75%	-24.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.91	0	$0	0.50%	20.3%	12/31/2019	$0.91	0	$0	0.25%	20.6%	12/31/2019	$0.92	656	$603	0.00%	20.9%
12/31/2018	0.76	0	0	0.50%	-24.3%	12/31/2018	0.76	0	0	0.25%	-24.2%	12/31/2018	0.76	1,417	1,077	0.00%	-24.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.5%
2018	2.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett International Opportunities Fund R5 Class - 06-36F
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,836,243	$1,653,778	103,003
Receivables: investments sold	-
Payables: investments purchased	(58,403)
Net assets	$1,777,840

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,777,840	1,961,497	$0.91
Band 100	-	-	0.91
Band 75	-	-	0.91
Band 50	-	-	0.92
Band 25	-	-	0.92
Band 0	-	-	0.93
Total	$1,777,840	1,961,497

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$26,338
Mortality & expense charges	(37,732)
Net investment income (loss)	(11,394)

Gain (loss) on investments:
Net realized gain (loss)	(1,444,150)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,073,107
Net gain (loss)	628,957

Increase (decrease) in net assets from operations	$617,563

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,394)	$27,191
Net realized gain (loss)	(1,444,150)	(185,806)
Realized gain distributions	-	502,288
Net change in unrealized appreciation (depreciation)	2,073,107	(1,890,642)

Increase (decrease) in net assets from operations	617,563	(1,546,969)

Contract owner transactions:
Proceeds from units sold	737,434	7,914,309
Cost of units redeemed	(4,946,910)	(957,595)
Account charges	(13,804)	(26,188)
Increase (decrease)	(4,223,280)	6,930,526
Net increase (decrease)	(3,605,717)	5,383,557
Net assets, beginning	5,383,557	-
Net assets, ending	$1,777,840	$5,383,557

Units sold	895,966	8,339,855
Units redeemed	(6,058,563)	(1,215,761)
Net increase (decrease)	(5,162,597)	7,124,094
Units outstanding, beginning	7,124,094	-
Units outstanding, ending	1,961,497	7,124,094

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$8,651,743
Cost of units redeemed/account charges	(5,944,497)
Net investment income (loss)	15,797
Net realized gain (loss)	(1,629,956)
Realized gain distributions	502,288
Net change in unrealized appreciation (depreciation)	182,465
Net assets	$1,777,840

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.91	1,961	$1,778	1.25%	19.9%	12/31/2019	$0.91	0	$0	1.00%	20.2%	12/31/2019	$0.91	0	$0	0.75%	20.5%
12/31/2018	0.76	7,124	5,384	1.25%	-24.4%	12/31/2018	0.76	0	0	1.00%	-24.3%	12/31/2018	0.76	0	0	0.75%	-24.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.92	0	$0	0.50%	20.8%	12/31/2019	$0.92	0	$0	0.25%	21.1%	12/31/2019	$0.93	0	$0	0.00%	21.4%
12/31/2018	0.76	0	0	0.50%	-24.0%	12/31/2018	0.76	0	0	0.25%	-23.8%	12/31/2018	0.76	0	0	0.00%	-23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	2.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett International Opportunities Fund R6 Class - 06-36G
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$410,595	$356,867	23,094
Receivables: investments sold	-
Payables: investments purchased	(9,899)
Net assets	$400,696

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$400,696	441,339	$0.91
Band 100	-	-	0.91
Band 75	-	-	0.92
Band 50	-	-	0.92
Band 25	-	-	0.92
Band 0	-	-	0.93
Total	$400,696	441,339

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$5,949
Mortality & expense charges	(5,283)
Net investment income (loss)	666

Gain (loss) on investments:
Net realized gain (loss)	(205,015)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	316,222
Net gain (loss)	111,207

Increase (decrease) in net assets from operations	$111,873

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$666	$6,109
Net realized gain (loss)	(205,015)	(1,428)
Realized gain distributions	-	78,273
Net change in unrealized appreciation (depreciation)	316,222	(262,494)

Increase (decrease) in net assets from operations	111,873	(179,540)

Contract owner transactions:
Proceeds from units sold	179,361	1,214,592
Cost of units redeemed	(788,282)	(131,098)
Account charges	(1,738)	(4,472)
Increase (decrease)	(610,659)	1,079,022
Net increase (decrease)	(498,786)	899,482
Net assets, beginning	899,482	-
Net assets, ending	$400,696	$899,482

Units sold	230,253	1,348,041
Units redeemed	(978,578)	(158,377)
Net increase (decrease)	(748,325)	1,189,664
Units outstanding, beginning	1,189,664	-
Units outstanding, ending	441,339	1,189,664

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,393,953
Cost of units redeemed/account charges	(925,590)
Net investment income (loss)	6,775
Net realized gain (loss)	(206,443)
Realized gain distributions	78,273
Net change in unrealized appreciation (depreciation)	53,728
Net assets	$400,696

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.91	441	$401	1.25%	20.1%	12/31/2019	$0.91	0	$0	1.00%	20.4%	12/31/2019	$0.92	0	$0	0.75%	20.7%
12/31/2018	0.76	1,190	899	1.25%	-24.4%	12/31/2018	0.76	0	0	1.00%	-24.2%	12/31/2018	0.76	0	0	0.75%	-24.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.92	0	$0	0.50%	21.0%	12/31/2019	$0.92	0	$0	0.25%	21.3%	12/31/2019	$0.93	0	$0	0.00%	21.6%
12/31/2018	0.76	0	0	0.50%	-23.9%	12/31/2018	0.76	0	0	0.25%	-23.8%	12/31/2018	0.76	0	0	0.00%	-23.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	2.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Investment Trust - Lord Abbett Inc Fund R6 Cl - 06-3WG (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	1.25%	7.8%	12/31/2019	$1.08	0	$0	1.00%	8.0%	12/31/2019	$1.08	0	$0	0.75%	8.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	8.4%	12/31/2019	$1.09	0	$0	0.25%	8.6%	12/31/2019	$1.09	0	$0	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Total Return Fund R6 Class - 06-3RJ (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /4 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	1.25%	6.1%	12/31/2019	$1.06	0	$0	1.00%	6.3%	12/31/2019	$1.07	0	$0	0.75%	6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	6.8%	12/31/2019	$1.07	0	$0	0.25%	7.0%	12/31/2019	$1.07	0	$0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Affiliated Fund R6 Class - 06-3WF (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	1.25%	12.0%	12/31/2019	$1.12	0	$0	1.00%	12.2%	12/31/2019	$1.12	0	$0	0.75%	12.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	12.7%	12/31/2019	$1.13	0	$0	0.25%	12.9%	12/31/2019	$1.13	0	$0	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Lord Abbett Bond Debenture R6 Class - 06-4F6 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.02	0	$0	1.25%	1.6%	12/31/2019	$1.02	0	$0	1.00%	1.6%	12/31/2019	$1.02	0	$0	0.75%	1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.02	0	$0	0.50%	1.7%	12/31/2019	$1.02	0	$0	0.25%	1.8%	12/31/2019	$1.02	0	$0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MainStay Large Cap Growth Fund R6 Class - 06-3HY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(51,986)
Net investment income (loss)	(51,986)

Gain (loss) on investments:
Net realized gain (loss)	176,004
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,621,199
Net gain (loss)	1,797,203

Increase (decrease) in net assets from operations	$1,745,217

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(51,986)	$(13,277)
Net realized gain (loss)	176,004	(29,275)
Realized gain distributions	-	1,220,801
Net change in unrealized appreciation (depreciation)	1,621,199	(1,621,199)

Increase (decrease) in net assets from operations	1,745,217	(442,950)

Contract owner transactions:
Proceeds from units sold	501,547	7,432,458
Cost of units redeemed	(8,957,995)	(278,277)
Account charges	-	-
Increase (decrease)	(8,456,448)	7,154,181
Net increase (decrease)	(6,711,231)	6,711,231
Net assets, beginning	6,711,231	-
Net assets, ending	$-	$6,711,231

Units sold	1,210,828	7,996,012
Units redeemed	(8,901,549)	(305,291)
Net increase (decrease)	(7,690,721)	7,690,721
Units outstanding, beginning	7,690,721	-
Units outstanding, ending	-	7,690,721

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00
Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$7,934,005
Cost of units redeemed/account charges	(9,236,272)
Net investment income (loss)	(65,263)
Net realized gain (loss)	146,729
Realized gain distributions	1,220,801
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	1.25%	32.2%	12/31/2019	$1.16	0	$0	1.00%	32.5%	12/31/2019	$1.16	0	$0	0.75%	32.9%
12/31/2018	0.87	7,691	6,711	1.25%	-12.7%	12/31/2018	0.87	0	0	1.00%	-12.7%	12/31/2018	0.87	0	0	0.75%	-12.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	33.2%	12/31/2019	$1.17	0	$0	0.25%	33.5%	12/31/2019	$1.17	0	$0	0.00%	33.9%
12/31/2018	0.87	0	0	0.50%	-12.5%	12/31/2018	0.88	0	0	0.25%	-12.4%	12/31/2018	0.88	0	0	0.00%	-12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Manning & Napier Pro-Blend Conservative Term Series S Class - 06-222
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,470	$32,570	2,327
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$32,469

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,469	20,113	$1.61
Band 100	-	-	1.67
Band 75	-	-	1.72
Band 50	-	-	1.78
Band 25	-	-	1.84
Band 0	-	-	1.90
Total	$32,469	20,113

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$6,685
Mortality & expense charges	(9,698)
Net investment income (loss)	(3,013)

Gain (loss) on investments:
Net realized gain (loss)	42,109
Realized gain distributions	899
Net change in unrealized appreciation (depreciation)	57,223
Net gain (loss)	100,231

Increase (decrease) in net assets from operations	$97,218

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,013)	$3,346
Net realized gain (loss)	42,109	2,970
Realized gain distributions	899	22,218
Net change in unrealized appreciation (depreciation)	57,223	(68,337)

Increase (decrease) in net assets from operations	97,218	(39,803)

Contract owner transactions:
Proceeds from units sold	75,608	184,672
Cost of units redeemed	(1,143,212)	(501,711)
Account charges	(128)	(115)
Increase (decrease)	(1,067,732)	(317,154)
Net increase (decrease)	(970,514)	(356,957)
Net assets, beginning	1,002,983	1,359,940
Net assets, ending	$32,469	$1,002,983

Units sold	49,317	124,020
Units redeemed	(722,297)	(338,122)
Net increase (decrease)	(672,980)	(214,102)
Units outstanding, beginning	693,093	907,195
Units outstanding, ending	20,113	693,093

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,254,231
Cost of units redeemed/account charges	(5,584,386)
Net investment income (loss)	19,658
Net realized gain (loss)	52,501
Realized gain distributions	290,565
Net change in unrealized appreciation (depreciation)	(100)
Net assets	$32,469

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.61	20	$32	1.25%	11.6%	12/31/2019	$1.67	0	$0	1.00%	11.8%	12/31/2019	$1.72	0	$0	0.75%	12.1%
12/31/2018	1.45	693	1,003	1.25%	-3.5%	12/31/2018	1.49	0	0	1.00%	-3.2%	12/31/2018	1.54	0	0	0.75%	-3.0%
12/31/2017	1.50	907	1,360	1.25%	7.6%	12/31/2017	1.54	0	0	1.00%	7.8%	12/31/2017	1.59	0	0	0.75%	8.1%
12/31/2016	1.39	1,502	2,093	1.25%	3.0%	12/31/2016	1.43	0	0	1.00%	3.2%	12/31/2016	1.47	0	0	0.75%	3.5%
12/31/2015	1.35	1,718	2,325	1.25%	-4.3%	12/31/2015	1.38	0	0	1.00%	-4.0%	12/31/2015	1.42	0	0	0.75%	-3.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.78	0	$0	0.50%	12.4%	12/31/2019	$1.84	0	$0	0.25%	12.7%	12/31/2019	$1.90	0	$0	0.00%	13.0%
12/31/2018	1.59	0	0	0.50%	-2.7%	12/31/2018	1.63	0	0	0.25%	-2.5%	12/31/2018	1.69	0	0	0.00%	-2.2%
12/31/2017	1.63	0	0	0.50%	8.4%	12/31/2017	1.68	0	0	0.25%	8.7%	12/31/2017	1.72	0	0	0.00%	8.9%
12/31/2016	1.50	0	0	0.50%	3.7%	12/31/2016	1.54	0	0	0.25%	4.0%	12/31/2016	1.58	0	0	0.00%	4.3%
12/31/2015	1.45	0	0	0.50%	-3.5%	12/31/2015	1.48	0	0	0.25%	-3.3%	12/31/2015	1.52	0	0	0.00%	-3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	1.6%
2017	1.2%
2016	1.1%
2015	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Manning & Napier Pro-Blend Extended Term Series S Class - 06-223
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,236	$19,266	1,075
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$19,228

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,228	11,045	$1.74
Band 100	-	-	1.80
Band 75	-	-	1.86
Band 50	-	-	1.92
Band 25	-	-	1.99
Band 0	-	-	2.05
Total	$19,228	11,045

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$7,306
Mortality & expense charges	(21,345)
Net investment income (loss)	(14,039)

Gain (loss) on investments:
Net realized gain (loss)	81,791
Realized gain distributions	837
Net change in unrealized appreciation (depreciation)	216,299
Net gain (loss)	298,927

Increase (decrease) in net assets from operations	$284,888

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(14,039)	$(18,574)
Net realized gain (loss)	81,791	24,277
Realized gain distributions	837	105,774
Net change in unrealized appreciation (depreciation)	216,299	(234,740)

Increase (decrease) in net assets from operations	284,888	(123,263)

Contract owner transactions:
Proceeds from units sold	122,948	233,605
Cost of units redeemed	(2,471,971)	(1,614,395)
Account charges	(65)	(369)
Increase (decrease)	(2,349,088)	(1,381,159)
Net increase (decrease)	(2,064,200)	(1,504,422)
Net assets, beginning	2,083,428	3,587,850
Net assets, ending	$19,228	$2,083,428

Units sold	76,720	149,587
Units redeemed	(1,475,460)	(1,035,137)
Net increase (decrease)	(1,398,740)	(885,550)
Units outstanding, beginning	1,409,785	2,295,335
Units outstanding, ending	11,045	1,409,785

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$7,269,347
Cost of units redeemed/account charges	(8,053,372)
Net investment income (loss)	(139,938)
Net realized gain (loss)	48,049
Realized gain distributions	895,172
Net change in unrealized appreciation (depreciation)	(30)
Net assets	$19,228

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.74	11	$19	1.25%	17.8%	12/31/2019	$1.80	0	$0	1.00%	18.1%	12/31/2019	$1.86	0	$0	0.75%	18.4%
12/31/2018	1.48	1,410	2,083	1.25%	-5.5%	12/31/2018	1.52	0	0	1.00%	-5.2%	12/31/2018	1.57	0	0	0.75%	-5.0%
12/31/2017	1.56	2,295	3,588	1.25%	13.4%	12/31/2017	1.61	0	0	1.00%	13.7%	12/31/2017	1.65	0	0	0.75%	14.0%
12/31/2016	1.38	2,791	3,845	1.25%	2.6%	12/31/2016	1.41	0	0	1.00%	2.8%	12/31/2016	1.45	0	0	0.75%	3.1%
12/31/2015	1.34	3,329	4,473	1.25%	-6.1%	12/31/2015	1.37	0	0	1.00%	-5.8%	12/31/2015	1.41	0	0	0.75%	-5.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.92	0	$0	0.50%	18.7%	12/31/2019	$1.99	0	$0	0.25%	19.0%	12/31/2019	$2.05	0	$0	0.00%	19.3%
12/31/2018	1.62	0	0	0.50%	-4.7%	12/31/2018	1.67	0	0	0.25%	-4.5%	12/31/2018	1.72	0	0	0.00%	-4.3%
12/31/2017	1.70	0	0	0.50%	14.3%	12/31/2017	1.75	0	0	0.25%	14.6%	12/31/2017	1.80	0	0	0.00%	14.9%
12/31/2016	1.49	0	0	0.50%	3.3%	12/31/2016	1.53	0	0	0.25%	3.6%	12/31/2016	1.56	0	0	0.00%	3.8%
12/31/2015	1.44	0	0	0.50%	-5.4%	12/31/2015	1.47	0	0	0.25%	-5.1%	12/31/2015	1.51	0	0	0.00%	-4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	0.7%
2017	0.6%
2016	0.4%
2015	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Manning & Napier Pro-Blend Maximum Term Series S Class - 06-224
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$291,069	$258,240	13,586
Receivables: investments sold	219
Payables: investments purchased	-
Net assets	$291,288

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$291,288	146,720	$1.99
Band 100	-	-	2.05
Band 75	-	-	2.12
Band 50	-	-	2.19
Band 25	-	-	2.27
Band 0	-	-	2.34
Total	$291,288	146,720

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,565
Mortality & expense charges	(19,885)
Net investment income (loss)	(15,320)

Gain (loss) on investments:
Net realized gain (loss)	102,436
Realized gain distributions	13,564
Net change in unrealized appreciation (depreciation)	245,149
Net gain (loss)	361,149

Increase (decrease) in net assets from operations	$345,829

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(15,320)	$(19,662)
Net realized gain (loss)	102,436	10,679
Realized gain distributions	13,564	165,156
Net change in unrealized appreciation (depreciation)	245,149	(305,135)

Increase (decrease) in net assets from operations	345,829	(148,962)

Contract owner transactions:
Proceeds from units sold	120,398	190,711
Cost of units redeemed	(1,990,758)	(138,845)
Account charges	(113)	(151)
Increase (decrease)	(1,870,473)	51,715
Net increase (decrease)	(1,524,644)	(97,247)
Net assets, beginning	1,815,932	1,913,179
Net assets, ending	$291,288	$1,815,932

Units sold	67,455	110,265
Units redeemed	(1,073,782)	(80,552)
Net increase (decrease)	(1,006,327)	29,713
Units outstanding, beginning	1,153,047	1,123,334
Units outstanding, ending	146,720	1,153,047

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,943,432
Cost of units redeemed/account charges	(4,320,928)
Net investment income (loss)	(109,406)
Net realized gain (loss)	145,277
Realized gain distributions	600,084
Net change in unrealized appreciation (depreciation)	32,829
Net assets	$291,288

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.99	147	$291	1.25%	26.1%	12/31/2019	$2.05	0	$0	1.00%	26.4%	12/31/2019	$2.12	0	$0	0.75%	26.7%
12/31/2018	1.57	1,153	1,816	1.25%	-7.5%	12/31/2018	1.62	0	0	1.00%	-7.3%	12/31/2018	1.67	0	0	0.75%	-7.1%
12/31/2017	1.70	1,123	1,913	1.25%	22.7%	12/31/2017	1.75	0	0	1.00%	23.0%	12/31/2017	1.80	0	0	0.75%	23.3%
12/31/2016	1.39	1,111	1,542	1.25%	3.3%	12/31/2016	1.42	0	0	1.00%	3.5%	12/31/2016	1.46	0	0	0.75%	3.8%
12/31/2015	1.34	1,279	1,720	1.25%	-6.4%	12/31/2015	1.38	0	0	1.00%	-6.1%	12/31/2015	1.41	0	0	0.75%	-5.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.19	0	$0	0.50%	27.0%	12/31/2019	$2.27	0	$0	0.25%	27.3%	12/31/2019	$2.34	0	$0	0.00%	27.6%
12/31/2018	1.73	0	0	0.50%	-6.8%	12/31/2018	1.78	0	0	0.25%	-6.6%	12/31/2018	1.83	0	0	0.00%	-6.4%
12/31/2017	1.85	0	0	0.50%	23.6%	12/31/2017	1.90	0	0	0.25%	23.9%	12/31/2017	1.96	0	0	0.00%	24.2%
12/31/2016	1.50	0	0	0.50%	4.0%	12/31/2016	1.54	0	0	0.25%	4.3%	12/31/2016	1.58	0	0	0.00%	4.6%
12/31/2015	1.44	0	0	0.50%	-5.6%	12/31/2015	1.47	0	0	0.25%	-5.4%	12/31/2015	1.51	0	0	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.4%
2018	0.3%
2017	0.4%
2016	0.1%
2015	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Manning & Napier Pro-Blend Moderate Term Series S Class - 06-226
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$95,485	$95,403	6,957
Receivables: investments sold	-
Payables: investments purchased	(33)
Net assets	$95,452

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$95,452	59,750	$1.60
Band 100	-	-	1.65
Band 75	-	-	1.71
Band 50	-	-	1.76
Band 25	-	-	1.82
Band 0	-	-	1.88
Total	$95,452	59,750

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$26,005
Mortality & expense charges	(51,840)
Net investment income (loss)	(25,835)

Gain (loss) on investments:
Net realized gain (loss)	158,586
Realized gain distributions	1,657
Net change in unrealized appreciation (depreciation)	492,847
Net gain (loss)	653,090

Increase (decrease) in net assets from operations	$627,255

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(25,835)	$(19,671)
Net realized gain (loss)	158,586	13,362
Realized gain distributions	1,657	205,453
Net change in unrealized appreciation (depreciation)	492,847	(462,129)

Increase (decrease) in net assets from operations	627,255	(262,985)

Contract owner transactions:
Proceeds from units sold	314,916	789,169
Cost of units redeemed	(6,392,154)	(3,738,154)
Account charges	(562)	(5,446)
Increase (decrease)	(6,077,800)	(2,954,431)
Net increase (decrease)	(5,450,545)	(3,217,416)
Net assets, beginning	5,545,997	8,763,413
Net assets, ending	$95,452	$5,545,997

Units sold	208,591	544,968
Units redeemed	(4,130,646)	(2,558,159)
Net increase (decrease)	(3,922,055)	(2,013,191)
Units outstanding, beginning	3,981,805	5,994,996
Units outstanding, ending	59,750	3,981,805

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$56,991,178
Cost of units redeemed/account charges	(61,512,908)
Net investment income (loss)	(404,314)
Net realized gain (loss)	522,461
Realized gain distributions	4,498,953
Net change in unrealized appreciation (depreciation)	82
Net assets	$95,452

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.60	60	$95	1.25%	14.7%	12/31/2019	$1.65	0	$0	1.00%	15.0%	12/31/2019	$1.71	0	$0	0.75%	15.3%
12/31/2018	1.39	3,982	5,546	1.25%	-4.7%	12/31/2018	1.44	0	0	1.00%	-4.5%	12/31/2018	1.48	0	0	0.75%	-4.2%
12/31/2017	1.46	5,995	8,763	1.25%	10.2%	12/31/2017	1.50	0	0	1.00%	10.5%	12/31/2017	1.55	0	0	0.75%	10.7%
12/31/2016	1.33	16,613	22,038	1.25%	1.9%	12/31/2016	1.36	0	0	1.00%	2.2%	12/31/2016	1.40	0	0	0.75%	2.4%
12/31/2015	1.30	18,010	23,444	1.25%	-5.4%	12/31/2015	1.33	0	0	1.00%	-5.1%	12/31/2015	1.36	0	0	0.75%	-4.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.76	0	$0	0.50%	15.6%	12/31/2019	$1.82	0	$0	0.25%	15.8%	12/31/2019	$1.88	0	$0	0.00%	16.1%
12/31/2018	1.53	0	0	0.50%	-4.0%	12/31/2018	1.57	0	0	0.25%	-3.8%	12/31/2018	1.62	0	0	0.00%	-3.5%
12/31/2017	1.59	0	0	0.50%	11.0%	12/31/2017	1.63	0	0	0.25%	11.3%	12/31/2017	1.68	0	0	0.00%	11.6%
12/31/2016	1.43	0	0	0.50%	2.7%	12/31/2016	1.47	0	0	0.25%	2.9%	12/31/2016	1.51	0	0	0.00%	3.2%
12/31/2015	1.39	0	0	0.50%	-4.7%	12/31/2015	1.43	0	0	0.25%	-4.4%	12/31/2015	1.46	0	0	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	1.0%
2017	0.7%
2016	0.7%
2015	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Met West Total Return Bd P Class - 06-47P
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$201,358	$201,352	19,581
Receivables: investments sold	140
Payables: investments purchased	-
Net assets	$201,498

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$201,498	215,212	$0.94
Band 100	-	-	0.94
Band 75	-	-	0.94
Band 50	-	-	0.94
Band 25	-	-	0.94
Band 0	-	-	0.94
Total	$201,498	215,212

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$212
Mortality & expense charges	(95)
Net investment income (loss)	117

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	6
Net gain (loss)	6

Increase (decrease) in net assets from operations	$123

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$117	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	6	-

Increase (decrease) in net assets from operations	123	-

Contract owner transactions:
Proceeds from units sold	397,429	-
Cost of units redeemed	(196,054)	-
Account charges	-	-
Increase (decrease)	201,375	-
Net increase (decrease)	201,498	-
Net assets, beginning	-	-
Net assets, ending	$201,498	$-

Units sold	424,900	-
Units redeemed	(209,688)	-
Net increase (decrease)	215,212	-
Units outstanding, beginning	-	-
Units outstanding, ending	215,212	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$397,429
Cost of units redeemed/account charges	(196,054)
Net investment income (loss)	117
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	6
Net assets	$201,498

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.94	215	$201	1.25%	-6.4%	12/31/2019	$0.94	0	$0	1.00%	-6.3%	12/31/2019	$0.94	0	$0	0.75%	-6.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.94	0	$0	0.50%	-6.1%	12/31/2019	$0.94	0	$0	0.25%	-6.1%	12/31/2019	$0.94	0	$0	0.00%	-6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Massachusetts Investors Growth Stock Fund R3 Class - 06-386
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,169,065	$3,256,866	128,344
Receivables: investments sold	7,263
Payables: investments purchased	-
Net assets	$4,176,328

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,176,328	1,203,428	$3.47
Band 100	-	-	3.55
Band 75	-	-	3.64
Band 50	-	-	3.73
Band 25	-	-	3.82
Band 0	-	-	3.91
Total	$4,176,328	1,203,428

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$9,618
Mortality & expense charges	(97,358)
Net investment income (loss)	(87,740)

Gain (loss) on investments:
Net realized gain (loss)	3,158,347
Realized gain distributions	305,700
Net change in unrealized appreciation (depreciation)	(370,611)
Net gain (loss)	3,093,436

Increase (decrease) in net assets from operations	$3,005,696

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(87,740)	$(43,407)
Net realized gain (loss)	3,158,347	479,603
Realized gain distributions	305,700	916,288
Net change in unrealized appreciation (depreciation)	(370,611)	(1,367,373)

Increase (decrease) in net assets from operations	3,005,696	(14,889)

Contract owner transactions:
Proceeds from units sold	1,044,318	1,191,913
Cost of units redeemed	(10,285,474)	(1,724,200)
Account charges	(2,096)	(2,884)
Increase (decrease)	(9,243,252)	(535,171)
Net increase (decrease)	(6,237,556)	(550,060)
Net assets, beginning	10,413,884	10,963,944
Net assets, ending	$4,176,328	$10,413,884

Units sold	358,981	456,212
Units redeemed	(3,300,181)	(654,340)
Net increase (decrease)	(2,941,200)	(198,128)
Units outstanding, beginning	4,144,628	4,342,756
Units outstanding, ending	1,203,428	4,144,628

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$34,564,873
Cost of units redeemed/account charges	(42,855,150)
Net investment income (loss)	(186,648)
Net realized gain (loss)	7,707,629
Realized gain distributions	4,033,425
Net change in unrealized appreciation (depreciation)	912,199
Net assets	$4,176,328

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.47	1,203	$4,176	1.25%	38.1%	12/31/2019	$3.55	0	$0	1.00%	38.5%	12/31/2019	$3.64	0	$0	0.75%	38.8%
12/31/2018	2.51	4,145	10,414	1.25%	-0.5%	12/31/2018	2.57	0	0	1.00%	-0.2%	12/31/2018	2.62	0	0	0.75%	0.0%
12/31/2017	2.52	4,343	10,964	1.25%	27.1%	12/31/2017	2.57	0	0	1.00%	27.4%	12/31/2017	2.62	0	0	0.75%	27.7%
12/31/2016	1.99	4,928	9,791	1.25%	4.8%	12/31/2016	2.02	0	0	1.00%	5.1%	12/31/2016	2.05	0	0	0.75%	5.3%
12/31/2015	1.90	5,045	9,564	1.25%	-1.3%	12/31/2015	1.92	0	0	1.00%	-1.0%	12/31/2015	1.95	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.73	0	$0	0.50%	39.2%	12/31/2019	$3.82	0	$0	0.25%	39.5%	12/31/2019	$3.91	0	$0	0.00%	39.9%
12/31/2018	2.68	0	0	0.50%	0.3%	12/31/2018	2.74	0	0	0.25%	0.5%	12/31/2018	2.80	0	0	0.00%	0.8%
12/31/2017	2.67	0	0	0.50%	28.0%	12/31/2017	2.72	0	0	0.25%	28.3%	12/31/2017	2.78	0	0	0.00%	28.7%
12/31/2016	2.09	0	0	0.50%	5.6%	12/31/2016	2.12	0	0	0.25%	5.9%	12/31/2016	2.16	2,823	6,091	0.00%	6.1%
12/31/2015	1.98	0	0	0.50%	-0.5%	12/31/2015	2.00	0	0	0.25%	-0.3%	12/31/2015	2.03	2,687	5,463	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.1%
2018	0.9%
2017	0.7%
2016	0.8%
2015	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Massachusetts Investors Growth Stock Fund R2 Class - 06-387
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,291,357	$1,829,380	71,560
Receivables: investments sold	-
Payables: investments purchased	(4,986)
Net assets	$2,286,371

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,351,844	398,729	$3.39
Band 100	934,527	269,106	3.47
Band 75	-	-	3.56
Band 50	-	-	3.64
Band 25	-	-	3.73
Band 0	-	-	3.82
Total	$2,286,371	667,835

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(22,277)
Net investment income (loss)	(22,277)

Gain (loss) on investments:
Net realized gain (loss)	70,631
Realized gain distributions	156,686
Net change in unrealized appreciation (depreciation)	419,363
Net gain (loss)	646,680

Increase (decrease) in net assets from operations	$624,403

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(22,277)	$(39,141)
Net realized gain (loss)	70,631	1,191,660
Realized gain distributions	156,686	154,976
Net change in unrealized appreciation (depreciation)	419,363	(1,077,275)

Increase (decrease) in net assets from operations	624,403	230,220

Contract owner transactions:
Proceeds from units sold	406,962	420,859
Cost of units redeemed	(439,985)	(4,961,379)
Account charges	(797)	(1,159)
Increase (decrease)	(33,820)	(4,541,679)
Net increase (decrease)	590,583	(4,311,459)
Net assets, beginning	1,695,788	6,007,247
Net assets, ending	$2,286,371	$1,695,788

Units sold	152,417	162,405
Units redeemed	(166,986)	(1,897,055)
Net increase (decrease)	(14,569)	(1,734,650)
Units outstanding, beginning	682,404	2,417,054
Units outstanding, ending	667,835	682,404

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$15,174,503
Cost of units redeemed/account charges	(17,495,540)
Net investment income (loss)	(293,079)
Net realized gain (loss)	2,849,480
Realized gain distributions	1,589,030
Net change in unrealized appreciation (depreciation)	461,977
Net assets	$2,286,371

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.39	399	$1,352	1.25%	37.8%	12/31/2019	$3.47	269	$935	1.00%	38.1%	12/31/2019	$3.56	0	$0	0.75%	38.5%
12/31/2018	2.46	372	915	1.25%	-0.7%	12/31/2018	2.51	311	781	1.00%	-0.4%	12/31/2018	2.57	0	0	0.75%	-0.2%
12/31/2017	2.48	2,037	5,048	1.25%	26.7%	12/31/2017	2.53	380	959	1.00%	27.0%	12/31/2017	2.57	0	0	0.75%	27.3%
12/31/2016	1.96	2,335	4,566	1.25%	4.6%	12/31/2016	1.99	434	863	1.00%	4.9%	12/31/2016	2.02	0	0	0.75%	5.1%
12/31/2015	1.87	2,965	5,544	1.25%	-1.6%	12/31/2015	1.90	448	850	1.00%	-1.3%	12/31/2015	1.92	0	0	0.75%	-1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.64	0	$0	0.50%	38.8%	12/31/2019	$3.73	0	$0	0.25%	39.2%	12/31/2019	$3.82	0	$0	0.00%	39.5%
12/31/2018	2.62	0	0	0.50%	0.1%	12/31/2018	2.68	0	0	0.25%	0.3%	12/31/2018	2.74	0	0	0.00%	0.6%
12/31/2017	2.62	0	0	0.50%	27.7%	12/31/2017	2.67	0	0	0.25%	28.0%	12/31/2017	2.72	0	0	0.00%	28.3%
12/31/2016	2.05	0	0	0.50%	5.4%	12/31/2016	2.09	0	0	0.25%	5.6%	12/31/2016	2.12	0	0	0.00%	5.9%
12/31/2015	1.95	0	0	0.50%	-0.8%	12/31/2015	1.98	0	0	0.25%	-0.6%	12/31/2015	2.01	4	9	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.2%
2017	0.6%
2016	0.5%
2015	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Aggressive Growth Allocation Fund R3 Class - 06-058
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,028,721	$969,120	41,305
Receivables: investments sold	619
Payables: investments purchased	-
Net assets	$1,029,340

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,029,340	699,469	$1.47
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.58
Total	$1,029,340	699,469

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$11,280
Mortality & expense charges	(6,797)
Net investment income (loss)	4,483

Gain (loss) on investments:
Net realized gain (loss)	579
Realized gain distributions	34,656
Net change in unrealized appreciation (depreciation)	61,835
Net gain (loss)	97,070

Increase (decrease) in net assets from operations	$101,553

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,483	$60
Net realized gain (loss)	579	61
Realized gain distributions	34,656	786
Net change in unrealized appreciation (depreciation)	61,835	(3,138)

Increase (decrease) in net assets from operations	101,553	(2,231)

Contract owner transactions:
Proceeds from units sold	913,651	14,923
Cost of units redeemed	(5,871)	(3,613)
Account charges	(37)	(27)
Increase (decrease)	907,743	11,283
Net increase (decrease)	1,009,296	9,052
Net assets, beginning	20,044	10,992
Net assets, ending	$1,029,340	$20,044

Units sold	686,509	11,834
Units redeemed	(4,470)	(3,187)
Net increase (decrease)	682,039	8,647
Units outstanding, beginning	17,430	8,783
Units outstanding, ending	699,469	17,430

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$939,571
Cost of units redeemed/account charges	(10,863)
Net investment income (loss)	4,618
Net realized gain (loss)	647
Realized gain distributions	35,766
Net change in unrealized appreciation (depreciation)	59,601
Net assets	$1,029,340

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.47	699	$1,029	1.25%	28.0%	12/31/2019	$1.49	0	$0	1.00%	28.3%	12/31/2019	$1.51	0	$0	0.75%	28.6%
12/31/2018	1.15	17	20	1.25%	-8.1%	12/31/2018	1.16	0	0	1.00%	-7.9%	12/31/2018	1.18	0	0	0.75%	-7.7%
12/31/2017	1.25	9	11	1.25%	21.4%	12/31/2017	1.26	0	0	1.00%	21.7%	12/31/2017	1.27	0	0	0.75%	22.0%
12/31/2016	1.03	2	2	1.25%	5.9%	12/31/2016	1.04	0	0	1.00%	6.2%	12/31/2016	1.04	0	0	0.75%	6.4%
12/31/2015	0.97	0	0	1.25%	-1.3%	12/31/2015	0.98	0	0	1.00%	-1.1%	12/31/2015	0.98	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.53	0	$0	0.50%	28.9%	12/31/2019	$1.56	0	$0	0.25%	29.3%	12/31/2019	$1.58	0	$0	0.00%	29.6%
12/31/2018	1.19	0	0	0.50%	-7.4%	12/31/2018	1.20	0	0	0.25%	-7.2%	12/31/2018	1.22	0	0	0.00%	-7.0%
12/31/2017	1.28	0	0	0.50%	22.3%	12/31/2017	1.30	0	0	0.25%	22.6%	12/31/2017	1.31	0	0	0.00%	22.9%
12/31/2016	1.05	0	0	0.50%	6.7%	12/31/2016	1.06	0	0	0.25%	7.0%	12/31/2016	1.06	0	0	0.00%	7.2%
12/31/2015	0.98	0	0	0.50%	-0.6%	12/31/2015	0.99	0	0	0.25%	-0.3%	12/31/2015	0.99	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.1%
2018	2.0%
2017	2.2%
2016	1.9%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Mid Cap Growth Fund A Class - 06-365
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,930,506	$19,545,547	1,048,747
Receivables: investments sold	114,163
Payables: investments purchased	-
Net assets	$22,044,669

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,044,669	7,684,357	$2.87
Band 100	-	-	2.99
Band 75	-	-	3.11
Band 50	-	-	3.24
Band 25	-	-	3.38
Band 0	-	-	3.57
Total	$22,044,669	7,684,357

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(196,391)
Net investment income (loss)	(196,391)

Gain (loss) on investments:
Net realized gain (loss)	1,168,501
Realized gain distributions	188,055
Net change in unrealized appreciation (depreciation)	2,803,794
Net gain (loss)	4,160,350

Increase (decrease) in net assets from operations	$3,963,959

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(196,391)	$(121,361)
Net realized gain (loss)	1,168,501	386,642
Realized gain distributions	188,055	376,107
Net change in unrealized appreciation (depreciation)	2,803,794	(717,993)

Increase (decrease) in net assets from operations	3,963,959	(76,605)

Contract owner transactions:
Proceeds from units sold	17,287,569	4,385,734
Cost of units redeemed	(7,406,563)	(3,435,457)
Account charges	(21,085)	(2,059)
Increase (decrease)	9,859,921	948,218
Net increase (decrease)	13,823,880	871,613
Net assets, beginning	8,220,789	7,349,176
Net assets, ending	$22,044,669	$8,220,789

Units sold	6,527,836	2,002,107
Units redeemed	(2,732,650)	(1,575,480)
Net increase (decrease)	3,795,186	426,627
Units outstanding, beginning	3,889,171	3,462,544
Units outstanding, ending	7,684,357	3,889,171

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$29,347,296
Cost of units redeemed/account charges	(12,252,411)
Net investment income (loss)	(408,540)
Net realized gain (loss)	1,632,645
Realized gain distributions	1,340,720
Net change in unrealized appreciation (depreciation)	2,384,959
Net assets	$22,044,669

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.87	7,684	$22,045	1.25%	35.7%	12/31/2019	$2.99	0	$0	1.00%	36.1%	12/31/2019	$3.11	0	$0	0.75%	36.4%
12/31/2018	2.11	3,889	8,221	1.25%	-0.4%	12/31/2018	2.20	0	0	1.00%	-0.2%	12/31/2018	2.28	0	0	0.75%	0.1%
12/31/2017	2.12	3,463	7,349	1.25%	24.4%	12/31/2017	2.20	0	0	1.00%	24.7%	12/31/2017	2.28	0	0	0.75%	25.1%
12/31/2016	1.71	1,919	3,274	1.25%	3.0%	12/31/2016	1.76	0	0	1.00%	3.3%	12/31/2016	1.82	0	0	0.75%	3.5%
12/31/2015	1.66	533	883	1.25%	2.9%	12/31/2015	1.71	0	0	1.00%	3.2%	12/31/2015	1.76	0	0	0.75%	3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.24	0	$0	0.50%	36.7%	12/31/2019	$3.38	0	$0	0.25%	37.1%	12/31/2019	$3.57	0	$0	0.00%	37.4%
12/31/2018	2.37	0	0	0.50%	0.3%	12/31/2018	2.46	0	0	0.25%	0.6%	12/31/2018	2.60	0	0	0.00%	0.8%
12/31/2017	2.36	0	0	0.50%	25.4%	12/31/2017	2.45	0	0	0.25%	25.7%	12/31/2017	2.58	0	0	0.00%	26.0%
12/31/2016	1.88	0	0	0.50%	3.8%	12/31/2016	1.95	0	0	0.25%	4.1%	12/31/2016	2.05	0	0	0.00%	4.3%
12/31/2015	1.81	0	0	0.50%	3.7%	12/31/2015	1.87	0	0	0.25%	3.9%	12/31/2015	1.96	0	0	0.00%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Aggressive Growth Allocation Fund R2 Class - 06-074
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$78,150	$74,651	3,179
Receivables: investments sold	31
Payables: investments purchased	-
Net assets	$78,181

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$78,181	53,860	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.56
Total	$78,181	53,860

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$679
Mortality & expense charges	(578)
Net investment income (loss)	101

Gain (loss) on investments:
Net realized gain (loss)	16
Realized gain distributions	2,673
Net change in unrealized appreciation (depreciation)	4,963
Net gain (loss)	7,652

Increase (decrease) in net assets from operations	$7,753

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$101	$45
Net realized gain (loss)	16	5
Realized gain distributions	2,673	428
Net change in unrealized appreciation (depreciation)	4,963	(1,570)

Increase (decrease) in net assets from operations	7,753	(1,092)

Contract owner transactions:
Proceeds from units sold	59,917	8,101
Cost of units redeemed	-	(103)
Account charges	(90)	(36)
Increase (decrease)	59,827	7,962
Net increase (decrease)	67,580	6,870
Net assets, beginning	10,601	3,731
Net assets, ending	$78,181	$10,601

Units sold	44,600	6,432
Units redeemed	(65)	(114)
Net increase (decrease)	44,535	6,318
Units outstanding, beginning	9,325	3,007
Units outstanding, ending	53,860	9,325

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$71,529
Cost of units redeemed/account charges	(238)
Net investment income (loss)	170
Net realized gain (loss)	22
Realized gain distributions	3,199
Net change in unrealized appreciation (depreciation)	3,499
Net assets	$78,181

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.45	54	$78	1.25%	27.7%	12/31/2019	$1.47	0	$0	1.00%	28.0%	12/31/2019	$1.49	0	$0	0.75%	28.3%
12/31/2018	1.14	9	11	1.25%	-8.4%	12/31/2018	1.15	0	0	1.00%	-8.1%	12/31/2018	1.16	0	0	0.75%	-7.9%
12/31/2017	1.24	3	4	1.25%	21.1%	12/31/2017	1.25	0	0	1.00%	21.4%	12/31/2017	1.26	0	0	0.75%	21.7%
12/31/2016	1.02	0	0	1.25%	5.6%	12/31/2016	1.03	0	0	1.00%	5.9%	12/31/2016	1.04	0	0	0.75%	6.1%
12/31/2015	0.97	0	0	1.25%	-1.6%	12/31/2015	0.97	0	0	1.00%	-1.3%	12/31/2015	0.98	0	0	0.75%	-1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.51	0	$0	0.50%	28.7%	12/31/2019	$1.53	0	$0	0.25%	29.0%	12/31/2019	$1.56	0	$0	0.00%	29.3%
12/31/2018	1.18	0	0	0.50%	-7.7%	12/31/2018	1.19	0	0	0.25%	-7.5%	12/31/2018	1.20	0	0	0.00%	-7.2%
12/31/2017	1.27	0	0	0.50%	22.0%	12/31/2017	1.29	0	0	0.25%	22.3%	12/31/2017	1.30	0	0	0.00%	22.6%
12/31/2016	1.04	0	0	0.50%	6.4%	12/31/2016	1.05	0	0	0.25%	6.7%	12/31/2016	1.06	0	0	0.00%	6.9%
12/31/2015	0.98	0	0	0.50%	-0.8%	12/31/2015	0.98	0	0	0.25%	-0.6%	12/31/2015	0.99	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	2.0%
2017	2.1%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Mid Cap Value Fund R3 Class - 06-891
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,885,434	$1,617,409	76,529
Receivables: investments sold	2,551
Payables: investments purchased	-
Net assets	$1,887,985

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,887,985	1,336,593	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.50
Total	$1,887,985	1,336,593

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$16,766
Mortality & expense charges	(27,422)
Net investment income (loss)	(10,656)

Gain (loss) on investments:
Net realized gain (loss)	(38,166)
Realized gain distributions	20,413
Net change in unrealized appreciation (depreciation)	553,325
Net gain (loss)	535,572

Increase (decrease) in net assets from operations	$524,916

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,656)	$(42,034)
Net realized gain (loss)	(38,166)	854,389
Realized gain distributions	20,413	99,158
Net change in unrealized appreciation (depreciation)	553,325	(1,271,571)

Increase (decrease) in net assets from operations	524,916	(360,058)

Contract owner transactions:
Proceeds from units sold	1,680,076	1,658,661
Cost of units redeemed	(2,134,992)	(6,364,130)
Account charges	(6,268)	(17,404)
Increase (decrease)	(461,184)	(4,722,873)
Net increase (decrease)	63,732	(5,082,931)
Net assets, beginning	1,824,253	6,907,184
Net assets, ending	$1,887,985	$1,824,253

Units sold	1,398,919	1,360,110
Units redeemed	(1,726,670)	(5,194,171)
Net increase (decrease)	(327,751)	(3,834,061)
Units outstanding, beginning	1,664,344	5,498,405
Units outstanding, ending	1,336,593	1,664,344

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$12,973,100
Cost of units redeemed/account charges	(12,916,933)
Net investment income (loss)	(92,633)
Net realized gain (loss)	1,335,905
Realized gain distributions	320,521
Net change in unrealized appreciation (depreciation)	268,025
Net assets	$1,887,985

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.41	1,337	$1,888	1.25%	28.9%	12/31/2019	$1.43	0	$0	1.00%	29.2%	12/31/2019	$1.45	0	$0	0.75%	29.5%
12/31/2018	1.10	1,664	1,824	1.25%	-12.7%	12/31/2018	1.11	0	0	1.00%	-12.5%	12/31/2018	1.12	0	0	0.75%	-12.3%
12/31/2017	1.26	5,498	6,907	1.25%	12.0%	12/31/2017	1.27	0	0	1.00%	12.3%	12/31/2017	1.28	0	0	0.75%	12.5%
12/31/2016	1.12	6,720	7,538	1.25%	14.0%	12/31/2016	1.13	0	0	1.00%	14.2%	12/31/2016	1.13	0	0	0.75%	14.5%
12/31/2015	0.98	14	14	1.25%	-3.7%	12/31/2015	0.99	0	0	1.00%	-3.5%	12/31/2015	0.99	0	0	0.75%	-3.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.47	0	$0	0.50%	29.8%	12/31/2019	$1.49	0	$0	0.25%	30.2%	12/31/2019	$1.50	0	$0	0.00%	30.5%
12/31/2018	1.13	0	0	0.50%	-12.1%	12/31/2018	1.14	0	0	0.25%	-11.9%	12/31/2018	1.15	0	0	0.00%	-11.6%
12/31/2017	1.29	0	0	0.50%	12.8%	12/31/2017	1.30	0	0	0.25%	13.1%	12/31/2017	1.31	0	0	0.00%	13.4%
12/31/2016	1.14	0	0	0.50%	14.8%	12/31/2016	1.14	0	0	0.25%	15.1%	12/31/2016	1.15	0	0	0.00%	15.4%
12/31/2015	0.99	0	0	0.50%	-3.0%	12/31/2015	0.99	0	0	0.25%	-2.7%	12/31/2015	1.00	0	0	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	0.4%
2017	0.4%
2016	2.2%
2015	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Conservative Allocation Fund R2 Class - 06-075
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$182,945	$173,491	11,656
Receivables: investments sold	176
Payables: investments purchased	-
Net assets	$183,121

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$183,121	151,433	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.30
Total	$183,121	151,433

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,380
Mortality & expense charges	(2,046)
Net investment income (loss)	1,334

Gain (loss) on investments:
Net realized gain (loss)	268
Realized gain distributions	2,430
Net change in unrealized appreciation (depreciation)	18,357
Net gain (loss)	21,055

Increase (decrease) in net assets from operations	$22,389

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,334	$1,002
Net realized gain (loss)	268	408
Realized gain distributions	2,430	3,455
Net change in unrealized appreciation (depreciation)	18,357	(14,668)

Increase (decrease) in net assets from operations	22,389	(9,803)

Contract owner transactions:
Proceeds from units sold	26,302	55,762
Cost of units redeemed	(4,101)	(103,251)
Account charges	(122)	(11)
Increase (decrease)	22,079	(47,500)
Net increase (decrease)	44,468	(57,303)
Net assets, beginning	138,653	195,956
Net assets, ending	$183,121	$138,653

Units sold	22,726	50,787
Units redeemed	(3,572)	(96,907)
Net increase (decrease)	19,154	(46,120)
Units outstanding, beginning	132,279	178,399
Units outstanding, ending	151,433	132,279

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$266,243
Cost of units redeemed/account charges	(107,485)
Net investment income (loss)	3,890
Net realized gain (loss)	740
Realized gain distributions	10,279
Net change in unrealized appreciation (depreciation)	9,454
Net assets	$183,121

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	151	$183	1.25%	15.4%	12/31/2019	$1.23	0	$0	1.00%	15.7%	12/31/2019	$1.24	0	$0	0.75%	15.9%
12/31/2018	1.05	132	139	1.25%	-4.6%	12/31/2018	1.06	0	0	1.00%	-4.3%	12/31/2018	1.07	0	0	0.75%	-4.1%
12/31/2017	1.10	178	196	1.25%	9.2%	12/31/2017	1.11	0	0	1.00%	9.4%	12/31/2017	1.12	0	0	0.75%	9.7%
12/31/2016	1.01	0	0	1.25%	3.9%	12/31/2016	1.01	0	0	1.00%	4.1%	12/31/2016	1.02	0	0	0.75%	4.4%
12/31/2015	0.97	0	0	1.25%	-2.3%	12/31/2015	0.97	0	0	1.00%	-2.0%	12/31/2015	0.98	0	0	0.75%	-1.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	0	$0	0.50%	16.2%	12/31/2019	$1.28	0	$0	0.25%	16.5%	12/31/2019	$1.30	0	$0	0.00%	16.8%
12/31/2018	1.08	0	0	0.50%	-3.9%	12/31/2018	1.10	0	0	0.25%	-3.6%	12/31/2018	1.11	0	0	0.00%	-3.4%
12/31/2017	1.13	0	0	0.50%	10.0%	12/31/2017	1.14	0	0	0.25%	10.2%	12/31/2017	1.15	0	0	0.00%	10.5%
12/31/2016	1.03	0	0	0.50%	4.6%	12/31/2016	1.03	0	0	0.25%	4.9%	12/31/2016	1.04	0	0	0.00%	5.2%
12/31/2015	0.98	0	0	0.50%	-1.5%	12/31/2015	0.98	0	0	0.25%	-1.3%	12/31/2015	0.99	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.1%
2018	2.3%
2017	3.5%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Mid Cap Value Fund R2 Class - 06-922
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$838,466	$718,392	34,755
Receivables: investments sold	1,930
Payables: investments purchased	-
Net assets	$840,396

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$560,670	402,023	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	279,726	188,294	1.49
Total	$840,396	590,317

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$7,154
Mortality & expense charges	(11,614)
Net investment income (loss)	(4,460)

Gain (loss) on investments:
Net realized gain (loss)	90,486
Realized gain distributions	11,530
Net change in unrealized appreciation (depreciation)	229,553
Net gain (loss)	331,569

Increase (decrease) in net assets from operations	$327,109

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,460)	$(28,855)
Net realized gain (loss)	90,486	842,620
Realized gain distributions	11,530	59,864
Net change in unrealized appreciation (depreciation)	229,553	(1,111,919)

Increase (decrease) in net assets from operations	327,109	(238,290)

Contract owner transactions:
Proceeds from units sold	983,158	583,569
Cost of units redeemed	(1,615,840)	(5,367,358)
Account charges	(3,594)	(13,878)
Increase (decrease)	(636,276)	(4,797,667)
Net increase (decrease)	(309,167)	(5,035,957)
Net assets, beginning	1,149,563	6,185,520
Net assets, ending	$840,396	$1,149,563

Units sold	900,496	477,926
Units redeemed	(1,364,201)	(4,346,089)
Net increase (decrease)	(463,705)	(3,868,163)
Units outstanding, beginning	1,054,022	4,922,185
Units outstanding, ending	590,317	1,054,022

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$9,928,171
Cost of units redeemed/account charges	(10,737,787)
Net investment income (loss)	(77,712)
Net realized gain (loss)	1,342,263
Realized gain distributions	265,387
Net change in unrealized appreciation (depreciation)	120,074
Net assets	$840,396

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	402	$561	1.25%	28.6%	12/31/2019	$1.41	0	$0	1.00%	28.9%	12/31/2019	$1.43	0	$0	0.75%	29.3%
12/31/2018	1.08	938	1,017	1.25%	-13.0%	12/31/2018	1.10	0	0	1.00%	-12.8%	12/31/2018	1.11	0	0	0.75%	-12.5%
12/31/2017	1.25	3,862	4,813	1.25%	11.7%	12/31/2017	1.26	0	0	1.00%	12.0%	12/31/2017	1.27	0	0	0.75%	12.3%
12/31/2016	1.12	4,763	5,314	1.25%	13.7%	12/31/2016	1.12	0	0	1.00%	14.0%	12/31/2016	1.13	0	0	0.75%	14.3%
12/31/2015	0.98	232	228	1.25%	-4.0%	12/31/2015	0.98	0	0	1.00%	-3.8%	12/31/2015	0.99	0	0	0.75%	-3.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.45	0	$0	0.50%	29.6%	12/31/2019	$1.47	0	$0	0.25%	29.9%	12/31/2019	$1.49	188	$280	0.00%	30.2%
12/31/2018	1.12	0	0	0.50%	-12.3%	12/31/2018	1.13	0	0	0.25%	-12.1%	12/31/2018	1.14	117	133	0.00%	-11.9%
12/31/2017	1.28	0	0	0.50%	12.5%	12/31/2017	1.28	0	0	0.25%	12.8%	12/31/2017	1.29	1,060	1,372	0.00%	13.1%
12/31/2016	1.13	0	0	0.50%	14.6%	12/31/2016	1.14	0	0	0.25%	14.8%	12/31/2016	1.14	1,139	1,303	0.00%	15.1%
12/31/2015	0.99	0	0	0.50%	-3.3%	12/31/2015	0.99	0	0	0.25%	-3.0%	12/31/2015	0.99	0	0	0.00%	-2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	0.1%
2017	0.1%
2016	1.9%
2015	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Conservative Allocation Fund R3 Class - 06-059
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,373,747	$1,316,863	85,444
Receivables: investments sold	-
Payables: investments purchased	(2,367)
Net assets	$1,371,380

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,371,380	1,118,762	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.26
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$1,371,380	1,118,762

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$27,515
Mortality & expense charges	(13,451)
Net investment income (loss)	14,064

Gain (loss) on investments:
Net realized gain (loss)	15,937
Realized gain distributions	17,864
Net change in unrealized appreciation (depreciation)	102,102
Net gain (loss)	135,903

Increase (decrease) in net assets from operations	$149,967

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14,064	$9,024
Net realized gain (loss)	15,937	10,018
Realized gain distributions	17,864	20,271
Net change in unrealized appreciation (depreciation)	102,102	(71,089)

Increase (decrease) in net assets from operations	149,967	(31,776)

Contract owner transactions:
Proceeds from units sold	936,108	791,181
Cost of units redeemed	(543,678)	(551,584)
Account charges	(1,025)	(1,323)
Increase (decrease)	391,405	238,274
Net increase (decrease)	541,372	206,498
Net assets, beginning	830,008	623,510
Net assets, ending	$1,371,380	$830,008

Units sold	807,807	721,277
Units redeemed	(471,591)	(501,459)
Net increase (decrease)	336,216	219,818
Units outstanding, beginning	782,546	562,728
Units outstanding, ending	1,118,762	782,546

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,361,478
Cost of units redeemed/account charges	(1,161,942)
Net investment income (loss)	31,798
Net realized gain (loss)	27,695
Realized gain distributions	55,467
Net change in unrealized appreciation (depreciation)	56,884
Net assets	$1,371,380

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.23	1,119	$1,371	1.25%	15.6%	12/31/2019	$1.24	0	$0	1.00%	15.9%	12/31/2019	$1.26	0	$0	0.75%	16.2%
12/31/2018	1.06	783	830	1.25%	-4.3%	12/31/2018	1.07	0	0	1.00%	-4.0%	12/31/2018	1.08	0	0	0.75%	-3.8%
12/31/2017	1.11	563	624	1.25%	9.4%	12/31/2017	1.12	0	0	1.00%	9.7%	12/31/2017	1.13	0	0	0.75%	10.0%
12/31/2016	1.01	335	339	1.25%	4.1%	12/31/2016	1.02	0	0	1.00%	4.3%	12/31/2016	1.03	0	0	0.75%	4.6%
12/31/2015	0.97	97	94	1.25%	-2.0%	12/31/2015	0.98	0	0	1.00%	-1.8%	12/31/2015	0.98	0	0	0.75%	-1.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	0	$0	0.50%	16.4%	12/31/2019	$1.30	0	$0	0.25%	16.7%	12/31/2019	$1.31	0	$0	0.00%	17.0%
12/31/2018	1.10	0	0	0.50%	-3.6%	12/31/2018	1.11	0	0	0.25%	-3.3%	12/31/2018	1.12	0	0	0.00%	-3.1%
12/31/2017	1.14	0	0	0.50%	10.3%	12/31/2017	1.15	0	0	0.25%	10.5%	12/31/2017	1.16	0	0	0.00%	10.8%
12/31/2016	1.03	0	0	0.50%	4.9%	12/31/2016	1.04	0	0	0.25%	5.1%	12/31/2016	1.04	0	0	0.00%	5.4%
12/31/2015	0.98	0	0	0.50%	-1.3%	12/31/2015	0.99	0	0	0.25%	-1.0%	12/31/2015	0.99	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.5%
2018	2.6%
2017	2.6%
2016	1.9%
2015	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Moderate Allocation Fund R2 Class - 06-077
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$718,204	$678,362	39,556
Receivables: investments sold	544
Payables: investments purchased	-
Net assets	$718,748

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$718,748	556,038	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$718,748	556,038

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$11,170
Mortality & expense charges	(7,983)
Net investment income (loss)	3,187

Gain (loss) on investments:
Net realized gain (loss)	167
Realized gain distributions	18,996
Net change in unrealized appreciation (depreciation)	89,649
Net gain (loss)	108,812

Increase (decrease) in net assets from operations	$111,999

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,187	$3,408
Net realized gain (loss)	167	290
Realized gain distributions	18,996	20,130
Net change in unrealized appreciation (depreciation)	89,649	(57,771)

Increase (decrease) in net assets from operations	111,999	(33,943)

Contract owner transactions:
Proceeds from units sold	68,832	63,643
Cost of units redeemed	(615)	(21,238)
Account charges	(72)	(117)
Increase (decrease)	68,145	42,288
Net increase (decrease)	180,144	8,345
Net assets, beginning	538,604	530,259
Net assets, ending	$718,748	$538,604

Units sold	56,747	55,630
Units redeemed	(576)	(18,871)
Net increase (decrease)	56,171	36,759
Units outstanding, beginning	499,867	463,108
Units outstanding, ending	556,038	499,867

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$651,243
Cost of units redeemed/account charges	(37,220)
Net investment income (loss)	12,610
Net realized gain (loss)	958
Realized gain distributions	51,315
Net change in unrealized appreciation (depreciation)	39,842
Net assets	$718,748

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	556	$719	1.25%	20.0%	12/31/2019	$1.31	0	$0	1.00%	20.3%	12/31/2019	$1.33	0	$0	0.75%	20.6%
12/31/2018	1.08	500	539	1.25%	-5.9%	12/31/2018	1.09	0	0	1.00%	-5.7%	12/31/2018	1.10	0	0	0.75%	-5.4%
12/31/2017	1.15	463	530	1.25%	13.1%	12/31/2017	1.16	0	0	1.00%	13.4%	12/31/2017	1.17	0	0	0.75%	13.7%
12/31/2016	1.01	0	0	1.25%	4.9%	12/31/2016	1.02	0	0	1.00%	5.1%	12/31/2016	1.03	0	0	0.75%	5.4%
12/31/2015	0.97	0	0	1.25%	-2.4%	12/31/2015	0.97	0	0	1.00%	-2.2%	12/31/2015	0.97	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	0	$0	0.50%	20.9%	12/31/2019	$1.37	0	$0	0.25%	21.2%	12/31/2019	$1.38	0	$0	0.00%	21.5%
12/31/2018	1.11	0	0	0.50%	-5.2%	12/31/2018	1.13	0	0	0.25%	-4.9%	12/31/2018	1.14	0	0	0.00%	-4.7%
12/31/2017	1.18	0	0	0.50%	14.0%	12/31/2017	1.19	0	0	0.25%	14.2%	12/31/2017	1.20	0	0	0.00%	14.5%
12/31/2016	1.03	0	0	0.50%	5.7%	12/31/2016	1.04	0	0	0.25%	5.9%	12/31/2016	1.04	0	0	0.00%	6.2%
12/31/2015	0.98	0	0	0.50%	-1.7%	12/31/2015	0.98	0	0	0.25%	-1.4%	12/31/2015	0.98	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.8%
2018	1.9%
2017	3.3%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Emerging Markets Debt Fund R2 Class - 06-013
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$198	$193	13
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$201

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$201	163	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$201	163

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2
Mortality & expense charges	-
Net investment income (loss)	2

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	5
Net gain (loss)	5

Increase (decrease) in net assets from operations	$7

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	5	-

Increase (decrease) in net assets from operations	7	-

Contract owner transactions:
Proceeds from units sold	194	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	194	-
Net increase (decrease)	201	-
Net assets, beginning	-	-
Net assets, ending	$201	$-

Units sold	163	-
Units redeemed	-	-
Net increase (decrease)	163	-
Units outstanding, beginning	-	-
Units outstanding, ending	163	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$194
Cost of units redeemed/account charges	-
Net investment income (loss)	2
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	5
Net assets	$201

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.23	0	$0	1.25%	12.1%	12/31/2019	$1.25	0	$0	1.00%	12.4%	12/31/2019	$1.27	0	$0	0.75%	12.6%
12/31/2018	1.10	0	0	1.25%	-6.7%	12/31/2018	1.11	0	0	1.00%	-6.4%	12/31/2018	1.13	0	0	0.75%	-6.2%
12/31/2017	1.18	0	0	1.25%	7.7%	12/31/2017	1.19	0	0	1.00%	8.0%	12/31/2017	1.20	0	0	0.75%	8.2%
12/31/2016	1.09	0	0	1.25%	7.7%	12/31/2016	1.10	0	0	1.00%	7.9%	12/31/2016	1.11	0	0	0.75%	8.2%
12/31/2015	1.02	0	0	1.25%	-2.3%	12/31/2015	1.02	0	0	1.00%	-2.0%	12/31/2015	1.03	0	0	0.75%	-1.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	0	$0	0.50%	12.9%	12/31/2019	$1.32	0	$0	0.25%	13.2%	12/31/2019	$1.34	0	$0	0.00%	13.5%
12/31/2018	1.15	0	0	0.50%	-6.0%	12/31/2018	1.16	0	0	0.25%	-5.7%	12/31/2018	1.18	0	0	0.00%	-5.5%
12/31/2017	1.22	0	0	0.50%	8.5%	12/31/2017	1.23	0	0	0.25%	8.8%	12/31/2017	1.25	0	0	0.00%	9.1%
12/31/2016	1.12	0	0	0.50%	8.5%	12/31/2016	1.13	0	0	0.25%	8.7%	12/31/2016	1.14	0	0	0.00%	9.0%
12/31/2015	1.04	0	0	0.50%	-1.6%	12/31/2015	1.04	0	0	0.25%	-1.3%	12/31/2015	1.05	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Moderate Allocation Fund R3 Class - 06-061
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,290,449	$3,176,470	178,575
Receivables: investments sold	2,487
Payables: investments purchased	-
Net assets	$3,292,936

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,292,936	2,513,458	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$3,292,936	2,513,458

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$52,932
Mortality & expense charges	(22,967)
Net investment income (loss)	29,965

Gain (loss) on investments:
Net realized gain (loss)	9,715
Realized gain distributions	85,746
Net change in unrealized appreciation (depreciation)	126,693
Net gain (loss)	222,154

Increase (decrease) in net assets from operations	$252,119

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$29,965	$1,109
Net realized gain (loss)	9,715	3,979
Realized gain distributions	85,746	4,350
Net change in unrealized appreciation (depreciation)	126,693	(14,649)

Increase (decrease) in net assets from operations	252,119	(5,211)

Contract owner transactions:
Proceeds from units sold	3,121,482	132,468
Cost of units redeemed	(198,425)	(68,612)
Account charges	(343)	(235)
Increase (decrease)	2,922,714	63,621
Net increase (decrease)	3,174,833	58,410
Net assets, beginning	118,103	59,693
Net assets, ending	$3,292,936	$118,103

Units sold	2,562,220	114,791
Units redeemed	(157,121)	(58,108)
Net increase (decrease)	2,405,099	56,683
Units outstanding, beginning	108,359	51,676
Units outstanding, ending	2,513,458	108,359

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,389,359
Cost of units redeemed/account charges	(348,966)
Net investment income (loss)	31,767
Net realized gain (loss)	12,615
Realized gain distributions	94,182
Net change in unrealized appreciation (depreciation)	113,979
Net assets	$3,292,936

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	2,513	$3,293	1.25%	20.2%	12/31/2019	$1.33	0	$0	1.00%	20.5%	12/31/2019	$1.35	0	$0	0.75%	20.8%
12/31/2018	1.09	108	118	1.25%	-5.6%	12/31/2018	1.10	0	0	1.00%	-5.4%	12/31/2018	1.11	0	0	0.75%	-5.2%
12/31/2017	1.16	52	60	1.25%	13.4%	12/31/2017	1.17	0	0	1.00%	13.7%	12/31/2017	1.18	0	0	0.75%	13.9%
12/31/2016	1.02	22	23	1.25%	5.2%	12/31/2016	1.03	0	0	1.00%	5.5%	12/31/2016	1.03	0	0	0.75%	5.7%
12/31/2015	0.97	62	60	1.25%	-2.2%	12/31/2015	0.97	0	0	1.00%	-2.0%	12/31/2015	0.98	0	0	0.75%	-1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	0	$0	0.50%	21.1%	12/31/2019	$1.38	0	$0	0.25%	21.4%	12/31/2019	$1.40	0	$0	0.00%	21.7%
12/31/2018	1.13	0	0	0.50%	-4.9%	12/31/2018	1.14	0	0	0.25%	-4.7%	12/31/2018	1.15	0	0	0.00%	-4.5%
12/31/2017	1.19	0	0	0.50%	14.2%	12/31/2017	1.20	0	0	0.25%	14.5%	12/31/2017	1.21	0	0	0.00%	14.8%
12/31/2016	1.04	0	0	0.50%	6.0%	12/31/2016	1.04	0	0	0.25%	6.3%	12/31/2016	1.05	0	0	0.00%	6.5%
12/31/2015	0.98	0	0	0.50%	-1.5%	12/31/2015	0.98	0	0	0.25%	-1.2%	12/31/2015	0.99	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.1%
2018	3.0%
2017	2.6%
2016	1.2%
2015	3.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Emerging Markets Debt Fund R3 Class - 06-014
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$34
Mortality & expense charges	(10)
Net investment income (loss)	24

Gain (loss) on investments:
Net realized gain (loss)	42
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	18
Net gain (loss)	60

Increase (decrease) in net assets from operations	$84

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$24	$751
Net realized gain (loss)	42	(1,267)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	18	(1,516)

Increase (decrease) in net assets from operations	84	(2,032)

Contract owner transactions:
Proceeds from units sold	300	5,522
Cost of units redeemed	(1,154)	(57,169)
Account charges	(43)	(115)
Increase (decrease)	(897)	(51,762)
Net increase (decrease)	(813)	(53,794)
Net assets, beginning	813	54,607
Net assets, ending	$-	$813

Units sold	250	4,690
Units redeemed	(980)	(49,830)
Net increase (decrease)	(730)	(45,140)
Units outstanding, beginning	730	45,870
Units outstanding, ending	-	730

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,639,683
Cost of units redeemed/account charges	(4,781,687)
Net investment income (loss)	58,439
Net realized gain (loss)	80,977
Realized gain distributions	2,588
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	0	$0	1.25%	12.4%	12/31/2019	$1.27	0	$0	1.00%	12.7%	12/31/2019	$1.29	0	$0	0.75%	13.0%
12/31/2018	1.11	1	1	1.25%	-6.5%	12/31/2018	1.13	0	0	1.00%	-6.2%	12/31/2018	1.14	0	0	0.75%	-6.0%
12/31/2017	1.19	46	55	1.25%	8.0%	12/31/2017	1.20	0	0	1.00%	8.3%	12/31/2017	1.22	0	0	0.75%	8.5%
12/31/2016	1.10	83	92	1.25%	8.0%	12/31/2016	1.11	0	0	1.00%	8.2%	12/31/2016	1.12	0	0	0.75%	8.5%
12/31/2015	1.02	0	0	1.25%	-2.1%	12/31/2015	1.03	0	0	1.00%	-1.8%	12/31/2015	1.03	0	0	0.75%	-1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	0	$0	0.50%	13.2%	12/31/2019	$1.34	0	$0	0.25%	13.5%	12/31/2019	$1.36	0	$0	0.00%	13.8%
12/31/2018	1.16	0	0	0.50%	-5.8%	12/31/2018	1.18	0	0	0.25%	-5.5%	12/31/2018	1.19	0	0	0.00%	-5.3%
12/31/2017	1.23	0	0	0.50%	8.8%	12/31/2017	1.25	0	0	0.25%	9.1%	12/31/2017	1.26	0	0	0.00%	9.3%
12/31/2016	1.13	0	0	0.50%	8.8%	12/31/2016	1.14	0	0	0.25%	9.0%	12/31/2016	1.15	0	0	0.00%	9.3%
12/31/2015	1.04	0	0	0.50%	-1.3%	12/31/2015	1.05	0	0	0.25%	-1.1%	12/31/2015	1.05	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	8.4%
2018	3.8%
2017	3.8%
2016	1.1%
2015	2.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS New Discovery Fund R3 Class - 06-299
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,277	$25,266	909
Receivables: investments sold	24
Payables: investments purchased	-
Net assets	$25,301

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,301	11,496	$2.20
Band 100	-	-	2.25
Band 75	-	-	2.30
Band 50	-	-	2.35
Band 25	-	-	2.40
Band 0	-	-	2.45
Total	$25,301	11,496

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(3)
Net investment income (loss)	(3)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	58
Net change in unrealized appreciation (depreciation)	11
Net gain (loss)	69

Increase (decrease) in net assets from operations	$66

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3)	$-
Net realized gain (loss)	-	-
Realized gain distributions	58	-
Net change in unrealized appreciation (depreciation)	11	-

Increase (decrease) in net assets from operations	66	-

Contract owner transactions:
Proceeds from units sold	25,235	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	25,235	-
Net increase (decrease)	25,301	-
Net assets, beginning	-	-
Net assets, ending	$25,301	$-

Units sold	11,496	-
Units redeemed	-	-
Net increase (decrease)	11,496	-
Units outstanding, beginning	-	-
Units outstanding, ending	11,496	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,313,576
Cost of units redeemed/account charges	(1,284,630)
Net investment income (loss)	(21,861)
Net realized gain (loss)	(66,681)
Realized gain distributions	84,886
Net change in unrealized appreciation (depreciation)	11
Net assets	$25,301

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.20	11	$25	1.25%	39.0%	12/31/2019	$2.25	0	$0	1.00%	39.3%	12/31/2019	$2.30	0	$0	0.75%	39.7%
12/31/2018	1.58	0	0	1.25%	-2.9%	12/31/2018	1.61	0	0	1.00%	-2.6%	12/31/2018	1.64	0	0	0.75%	-2.4%
12/31/2017	1.63	0	0	1.25%	24.5%	12/31/2017	1.66	0	0	1.00%	24.8%	12/31/2017	1.68	0	0	0.75%	25.1%
12/31/2016	1.31	18	24	1.25%	7.3%	12/31/2016	1.33	0	0	1.00%	7.5%	12/31/2016	1.35	0	0	0.75%	7.8%
12/31/2015	1.22	70	86	1.25%	-3.3%	12/31/2015	1.23	0	0	1.00%	-3.1%	12/31/2015	1.25	0	0	0.75%	-2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.35	0	$0	0.50%	40.0%	12/31/2019	$2.40	0	$0	0.25%	40.4%	12/31/2019	$2.45	0	$0	0.00%	40.7%
12/31/2018	1.68	0	0	0.50%	-2.1%	12/31/2018	1.71	0	0	0.25%	-1.9%	12/31/2018	1.74	0	0	0.00%	-1.6%
12/31/2017	1.71	0	0	0.50%	25.4%	12/31/2017	1.74	0	0	0.25%	25.7%	12/31/2017	1.77	0	0	0.00%	26.0%
12/31/2016	1.37	0	0	0.50%	8.1%	12/31/2016	1.38	0	0	0.25%	8.3%	12/31/2016	1.40	0	0	0.00%	8.6%
12/31/2015	1.26	0	0	0.50%	-2.6%	12/31/2015	1.28	0	0	0.25%	-2.4%	12/31/2015	1.29	0	0	0.00%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Growth Allocation Fund R2 Class - 06-076
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$136,587	$127,724	6,415
Receivables: investments sold	123
Payables: investments purchased	-
Net assets	$136,710

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$136,710	99,339	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$136,710	99,339

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,725
Mortality & expense charges	(1,473)
Net investment income (loss)	252

Gain (loss) on investments:
Net realized gain (loss)	31
Realized gain distributions	4,336
Net change in unrealized appreciation (depreciation)	19,990
Net gain (loss)	24,357

Increase (decrease) in net assets from operations	$24,609

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$252	$(1,882)
Net realized gain (loss)	31	4,006
Realized gain distributions	4,336	4,109
Net change in unrealized appreciation (depreciation)	19,990	(21,356)

Increase (decrease) in net assets from operations	24,609	(15,123)

Contract owner transactions:
Proceeds from units sold	16,760	41,961
Cost of units redeemed	(7)	(259,612)
Account charges	-	(2)
Increase (decrease)	16,753	(217,653)
Net increase (decrease)	41,362	(232,776)
Net assets, beginning	95,348	328,124
Net assets, ending	$136,710	$95,348

Units sold	13,192	34,935
Units redeemed	(6)	(223,722)
Net increase (decrease)	13,186	(188,787)
Units outstanding, beginning	86,153	274,940
Units outstanding, ending	99,339	86,153

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$416,594
Cost of units redeemed/account charges	(317,754)
Net investment income (loss)	1,336
Net realized gain (loss)	10,026
Realized gain distributions	17,645
Net change in unrealized appreciation (depreciation)	8,863
Net assets	$136,710

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.38	99	$137	1.25%	24.3%	12/31/2019	$1.40	0	$0	1.00%	24.7%	12/31/2019	$1.41	0	$0	0.75%	25.0%
12/31/2018	1.11	86	95	1.25%	-7.3%	12/31/2018	1.12	0	0	1.00%	-7.0%	12/31/2018	1.13	0	0	0.75%	-6.8%
12/31/2017	1.19	275	328	1.25%	17.1%	12/31/2017	1.20	0	0	1.00%	17.4%	12/31/2017	1.21	0	0	0.75%	17.7%
12/31/2016	1.02	0	0	1.25%	5.9%	12/31/2016	1.03	0	0	1.00%	6.2%	12/31/2016	1.03	0	0	0.75%	6.5%
12/31/2015	0.96	0	0	1.25%	-2.3%	12/31/2015	0.97	0	0	1.00%	-2.1%	12/31/2015	0.97	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.43	0	$0	0.50%	25.3%	12/31/2019	$1.45	0	$0	0.25%	25.6%	12/31/2019	$1.47	0	$0	0.00%	25.9%
12/31/2018	1.14	0	0	0.50%	-6.6%	12/31/2018	1.16	0	0	0.25%	-6.3%	12/31/2018	1.17	0	0	0.00%	-6.1%
12/31/2017	1.23	0	0	0.50%	18.0%	12/31/2017	1.24	0	0	0.25%	18.3%	12/31/2017	1.25	0	0	0.00%	18.6%
12/31/2016	1.04	0	0	0.50%	6.7%	12/31/2016	1.04	0	0	0.25%	7.0%	12/31/2016	1.05	0	0	0.00%	7.3%
12/31/2015	0.97	0	0	0.50%	-1.6%	12/31/2015	0.98	0	0	0.25%	-1.4%	12/31/2015	0.98	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	0.8%
2017	3.3%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS New Discovery Fund R2 Class - 06-298
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$61,424	$59,321	2,408
Receivables: investments sold	23
Payables: investments purchased	-
Net assets	$61,447

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$61,447	28,516	$2.15
Band 100	-	-	2.20
Band 75	-	-	2.25
Band 50	-	-	2.30
Band 25	-	-	2.35
Band 0	-	-	2.40
Total	$61,447	28,516

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(614)
Net investment income (loss)	(614)

Gain (loss) on investments:
Net realized gain (loss)	(3)
Realized gain distributions	4,935
Net change in unrealized appreciation (depreciation)	10,105
Net gain (loss)	15,037

Increase (decrease) in net assets from operations	$14,423

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(614)	$(389)
Net realized gain (loss)	(3)	271
Realized gain distributions	4,935	7,672
Net change in unrealized appreciation (depreciation)	10,105	(10,524)

Increase (decrease) in net assets from operations	14,423	(2,970)

Contract owner transactions:
Proceeds from units sold	12,382	18,812
Cost of units redeemed	-	(1,503)
Account charges	(25)	(16)
Increase (decrease)	12,357	17,293
Net increase (decrease)	26,780	14,323
Net assets, beginning	34,667	20,344
Net assets, ending	$61,447	$34,667

Units sold	6,269	10,554
Units redeemed	(67)	(924)
Net increase (decrease)	6,202	9,630
Units outstanding, beginning	22,314	12,684
Units outstanding, ending	28,516	22,314

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,620,750
Cost of units redeemed/account charges	(1,617,365)
Net investment income (loss)	(21,129)
Net realized gain (loss)	(38,809)
Realized gain distributions	115,897
Net change in unrealized appreciation (depreciation)	2,103
Net assets	$61,447

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.15	29	$61	1.25%	38.7%	12/31/2019	$2.20	0	$0	1.00%	39.0%	12/31/2019	$2.25	0	$0	0.75%	39.4%
12/31/2018	1.55	22	35	1.25%	-3.1%	12/31/2018	1.58	0	0	1.00%	-2.9%	12/31/2018	1.61	0	0	0.75%	-2.7%
12/31/2017	1.60	13	20	1.25%	24.2%	12/31/2017	1.63	0	0	1.00%	24.5%	12/31/2017	1.66	0	0	0.75%	24.8%
12/31/2016	1.29	50	65	1.25%	7.0%	12/31/2016	1.31	0	0	1.00%	7.2%	12/31/2016	1.33	0	0	0.75%	7.5%
12/31/2015	1.21	204	247	1.25%	-3.6%	12/31/2015	1.22	0	0	1.00%	-3.3%	12/31/2015	1.24	0	0	0.75%	-3.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.30	0	$0	0.50%	39.7%	12/31/2019	$2.35	0	$0	0.25%	40.1%	12/31/2019	$2.40	0	$0	0.00%	40.4%
12/31/2018	1.64	0	0	0.50%	-2.4%	12/31/2018	1.68	0	0	0.25%	-2.2%	12/31/2018	1.71	0	0	0.00%	-1.9%
12/31/2017	1.68	0	0	0.50%	25.1%	12/31/2017	1.71	0	0	0.25%	25.4%	12/31/2017	1.74	0	0	0.00%	25.7%
12/31/2016	1.35	0	0	0.50%	7.8%	12/31/2016	1.36	0	0	0.25%	8.0%	12/31/2016	1.38	0	0	0.00%	8.3%
12/31/2015	1.25	0	0	0.50%	-2.9%	12/31/2015	1.26	0	0	0.25%	-2.6%	12/31/2015	1.28	9	12	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Growth Allocation Fund R3 Class - 06-060
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$429,557	$405,147	19,935
Receivables: investments sold	1,441
Payables: investments purchased	-
Net assets	$430,998

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$430,998	308,828	$1.40
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	-	-	1.50
Total	$430,998	308,828

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$6,382
Mortality & expense charges	(5,313)
Net investment income (loss)	1,069

Gain (loss) on investments:
Net realized gain (loss)	1,819
Realized gain distributions	13,380
Net change in unrealized appreciation (depreciation)	79,185
Net gain (loss)	94,384

Increase (decrease) in net assets from operations	$95,453

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,069	$4,963
Net realized gain (loss)	1,819	2,112
Realized gain distributions	13,380	17,350
Net change in unrealized appreciation (depreciation)	79,185	(65,421)

Increase (decrease) in net assets from operations	95,453	(40,996)

Contract owner transactions:
Proceeds from units sold	59,545	339,271
Cost of units redeemed	(135,089)	(19,865)
Account charges	(1,275)	(2,162)
Increase (decrease)	(76,819)	317,244
Net increase (decrease)	18,634	276,248
Net assets, beginning	412,364	136,116
Net assets, ending	$430,998	$412,364

Units sold	46,193	273,546
Units redeemed	(105,618)	(18,312)
Net increase (decrease)	(59,425)	255,234
Units outstanding, beginning	368,253	113,019
Units outstanding, ending	308,828	368,253

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$520,213
Cost of units redeemed/account charges	(164,481)
Net investment income (loss)	7,882
Net realized gain (loss)	4,004
Realized gain distributions	38,970
Net change in unrealized appreciation (depreciation)	24,410
Net assets	$430,998

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.40	309	$431	1.25%	24.6%	12/31/2019	$1.41	0	$0	1.00%	24.9%	12/31/2019	$1.43	0	$0	0.75%	25.3%
12/31/2018	1.12	368	412	1.25%	-7.0%	12/31/2018	1.13	0	0	1.00%	-6.8%	12/31/2018	1.15	0	0	0.75%	-6.6%
12/31/2017	1.20	113	136	1.25%	17.5%	12/31/2017	1.21	0	0	1.00%	17.8%	12/31/2017	1.23	0	0	0.75%	18.1%
12/31/2016	1.03	102	105	1.25%	6.2%	12/31/2016	1.03	0	0	1.00%	6.4%	12/31/2016	1.04	0	0	0.75%	6.7%
12/31/2015	0.97	94	91	1.25%	-2.1%	12/31/2015	0.97	0	0	1.00%	-1.9%	12/31/2015	0.97	0	0	0.75%	-1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.45	0	$0	0.50%	25.6%	12/31/2019	$1.47	0	$0	0.25%	25.9%	12/31/2019	$1.50	0	$0	0.00%	26.2%
12/31/2018	1.16	0	0	0.50%	-6.3%	12/31/2018	1.17	0	0	0.25%	-6.1%	12/31/2018	1.18	0	0	0.00%	-5.8%
12/31/2017	1.24	0	0	0.50%	18.4%	12/31/2017	1.25	0	0	0.25%	18.7%	12/31/2017	1.26	0	0	0.00%	18.9%
12/31/2016	1.04	0	0	0.50%	7.0%	12/31/2016	1.05	0	0	0.25%	7.2%	12/31/2016	1.06	0	0	0.00%	7.5%
12/31/2015	0.98	0	0	0.50%	-1.4%	12/31/2015	0.98	0	0	0.25%	-1.1%	12/31/2015	0.98	0	0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	3.0%
2017	2.1%
2016	1.3%
2015	3.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Utilities Fund R3 Class - 06-388
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$185,246	$170,298	8,153
Receivables: investments sold	156
Payables: investments purchased	-
Net assets	$185,402

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$185,402	77,750	$2.38
Band 100	-	-	2.44
Band 75	-	-	2.50
Band 50	-	-	2.56
Band 25	-	-	2.62
Band 0	-	-	2.69
Total	$185,402	77,750

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,844
Mortality & expense charges	(1,800)
Net investment income (loss)	2,044

Gain (loss) on investments:
Net realized gain (loss)	1,348
Realized gain distributions	7,753
Net change in unrealized appreciation (depreciation)	14,803
Net gain (loss)	23,904

Increase (decrease) in net assets from operations	$25,948

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,044	$999
Net realized gain (loss)	1,348	1,922
Realized gain distributions	7,753	1,111
Net change in unrealized appreciation (depreciation)	14,803	(3,809)

Increase (decrease) in net assets from operations	25,948	223

Contract owner transactions:
Proceeds from units sold	103,776	13,373
Cost of units redeemed	(10,914)	(35,795)
Account charges	(17)	(20)
Increase (decrease)	92,845	(22,442)
Net increase (decrease)	118,793	(22,219)
Net assets, beginning	66,609	88,828
Net assets, ending	$185,402	$66,609

Units sold	48,292	6,898
Units redeemed	(4,989)	(18,198)
Net increase (decrease)	43,303	(11,300)
Units outstanding, beginning	34,447	45,747
Units outstanding, ending	77,750	34,447

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$599,991
Cost of units redeemed/account charges	(501,099)
Net investment income (loss)	17,652
Net realized gain (loss)	22,460
Realized gain distributions	31,450
Net change in unrealized appreciation (depreciation)	14,948
Net assets	$185,402

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.38	78	$185	1.25%	23.3%	12/31/2019	$2.44	0	$0	1.00%	23.6%	12/31/2019	$2.50	0	$0	0.75%	23.9%
12/31/2018	1.93	34	67	1.25%	-0.4%	12/31/2018	1.98	0	0	1.00%	-0.2%	12/31/2018	2.02	0	0	0.75%	0.1%
12/31/2017	1.94	46	89	1.25%	13.3%	12/31/2017	1.98	0	0	1.00%	13.6%	12/31/2017	2.02	0	0	0.75%	13.8%
12/31/2016	1.71	203	349	1.25%	10.0%	12/31/2016	1.74	0	0	1.00%	10.3%	12/31/2016	1.77	0	0	0.75%	10.6%
12/31/2015	1.56	166	259	1.25%	-15.8%	12/31/2015	1.58	0	0	1.00%	-15.6%	12/31/2015	1.60	0	0	0.75%	-15.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.56	0	$0	0.50%	24.2%	12/31/2019	$2.62	0	$0	0.25%	24.6%	12/31/2019	$2.69	0	$0	0.00%	24.9%
12/31/2018	2.06	0	0	0.50%	0.3%	12/31/2018	2.11	0	0	0.25%	0.6%	12/31/2018	2.15	0	0	0.00%	0.8%
12/31/2017	2.06	0	0	0.50%	14.1%	12/31/2017	2.09	0	0	0.25%	14.4%	12/31/2017	2.13	0	0	0.00%	14.7%
12/31/2016	1.80	0	0	0.50%	10.9%	12/31/2016	1.83	0	0	0.25%	11.1%	12/31/2016	1.86	0	0	0.00%	11.4%
12/31/2015	1.62	0	0	0.50%	-15.2%	12/31/2015	1.65	0	0	0.25%	-15.0%	12/31/2015	1.67	0	0	0.00%	-14.8%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.1%
2018	2.7%
2017	2.9%
2016	4.0%
2015	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS International New Discovery Fund R2 Class - 06-379
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$223,935	$191,938	6,622
Receivables: investments sold	117
Payables: investments purchased	-
Net assets	$224,052

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$224,052	109,103	$2.05
Band 100	-	-	2.11
Band 75	-	-	2.16
Band 50	-	-	2.21
Band 25	-	-	2.27
Band 0	-	-	2.33
Total	$224,052	109,103

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,725
Mortality & expense charges	(2,606)
Net investment income (loss)	(881)

Gain (loss) on investments:
Net realized gain (loss)	1,969
Realized gain distributions	3,361
Net change in unrealized appreciation (depreciation)	33,099
Net gain (loss)	38,429

Increase (decrease) in net assets from operations	$37,548

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(881)	$(2,102)
Net realized gain (loss)	1,969	15,544
Realized gain distributions	3,361	10,187
Net change in unrealized appreciation (depreciation)	33,099	(47,520)

Increase (decrease) in net assets from operations	37,548	(23,891)

Contract owner transactions:
Proceeds from units sold	26,768	33,764
Cost of units redeemed	(22,027)	(77,239)
Account charges	(28)	(38)
Increase (decrease)	4,713	(43,513)
Net increase (decrease)	42,261	(67,404)
Net assets, beginning	181,791	249,195
Net assets, ending	$224,052	$181,791

Units sold	14,218	17,670
Units redeemed	(11,943)	(39,743)
Net increase (decrease)	2,275	(22,073)
Units outstanding, beginning	106,828	128,901
Units outstanding, ending	109,103	106,828

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,013,435
Cost of units redeemed/account charges	(947,939)
Net investment income (loss)	(10,831)
Net realized gain (loss)	115,025
Realized gain distributions	22,365
Net change in unrealized appreciation (depreciation)	31,997
Net assets	$224,052

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.05	109	$224	1.25%	20.7%	12/31/2019	$2.11	0	$0	1.00%	21.0%	12/31/2019	$2.16	0	$0	0.75%	21.3%
12/31/2018	1.70	107	182	1.25%	-12.0%	12/31/2018	1.74	0	0	1.00%	-11.8%	12/31/2018	1.78	0	0	0.75%	-11.5%
12/31/2017	1.93	129	249	1.25%	29.8%	12/31/2017	1.97	0	0	1.00%	30.1%	12/31/2017	2.01	0	0	0.75%	30.4%
12/31/2016	1.49	285	424	1.25%	-1.2%	12/31/2016	1.52	0	0	1.00%	-1.0%	12/31/2016	1.54	0	0	0.75%	-0.8%
12/31/2015	1.51	311	470	1.25%	0.9%	12/31/2015	1.53	0	0	1.00%	1.2%	12/31/2015	1.55	0	0	0.75%	1.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.21	0	$0	0.50%	21.6%	12/31/2019	$2.27	0	$0	0.25%	21.9%	12/31/2019	$2.33	0	$0	0.00%	22.2%
12/31/2018	1.82	0	0	0.50%	-11.3%	12/31/2018	1.86	0	0	0.25%	-11.1%	12/31/2018	1.91	0	0	0.00%	-10.9%
12/31/2017	2.05	0	0	0.50%	30.7%	12/31/2017	2.09	0	0	0.25%	31.1%	12/31/2017	2.14	0	0	0.00%	31.4%
12/31/2016	1.57	0	0	0.50%	-0.5%	12/31/2016	1.60	0	0	0.25%	-0.3%	12/31/2016	1.63	0	0	0.00%	0.0%
12/31/2015	1.58	0	0	0.50%	1.7%	12/31/2015	1.60	0	0	0.25%	2.0%	12/31/2015	1.63	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	0.2%
2017	0.4%
2016	1.0%
2015	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Utilities Fund R2 Class - 06-389
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$140,284	$126,378	6,182
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$140,288

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$136,550	58,675	$2.33
Band 100	3,738	1,568	2.38
Band 75	-	-	2.44
Band 50	-	-	2.50
Band 25	-	-	2.56
Band 0	-	-	2.62
Total	$140,288	60,243

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,077
Mortality & expense charges	(1,676)
Net investment income (loss)	1,401

Gain (loss) on investments:
Net realized gain (loss)	3,409
Realized gain distributions	5,899
Net change in unrealized appreciation (depreciation)	17,282
Net gain (loss)	26,590

Increase (decrease) in net assets from operations	$27,991

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,401	$2,242
Net realized gain (loss)	3,409	5,373
Realized gain distributions	5,899	2,164
Net change in unrealized appreciation (depreciation)	17,282	(6,745)

Increase (decrease) in net assets from operations	27,991	3,034

Contract owner transactions:
Proceeds from units sold	23,825	38,673
Cost of units redeemed	(41,218)	(156,595)
Account charges	(49)	(73)
Increase (decrease)	(17,442)	(117,995)
Net increase (decrease)	10,549	(114,961)
Net assets, beginning	129,739	244,700
Net assets, ending	$140,288	$129,739

Units sold	11,157	20,118
Units redeemed	(19,464)	(79,397)
Net increase (decrease)	(8,307)	(59,279)
Units outstanding, beginning	68,550	127,829
Units outstanding, ending	60,243	68,550

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,098,834
Cost of units redeemed/account charges	(2,137,664)
Net investment income (loss)	45,720
Net realized gain (loss)	(9,049)
Realized gain distributions	128,541
Net change in unrealized appreciation (depreciation)	13,906
Net assets	$140,288

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.33	59	$137	1.25%	23.1%	12/31/2019	$2.38	2	$4	1.00%	23.4%	12/31/2019	$2.44	0	$0	0.75%	23.7%
12/31/2018	1.89	66	125	1.25%	-0.7%	12/31/2018	1.93	2	5	1.00%	-0.5%	12/31/2018	1.97	0	0	0.75%	-0.2%
12/31/2017	1.90	95	180	1.25%	13.0%	12/31/2017	1.94	33	65	1.00%	13.3%	12/31/2017	1.98	0	0	0.75%	13.6%
12/31/2016	1.69	296	499	1.25%	9.8%	12/31/2016	1.71	35	60	1.00%	10.1%	12/31/2016	1.74	0	0	0.75%	10.3%
12/31/2015	1.54	341	524	1.25%	-16.1%	12/31/2015	1.56	44	69	1.00%	-15.9%	12/31/2015	1.58	0	0	0.75%	-15.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.50	0	$0	0.50%	24.0%	12/31/2019	$2.56	0	$0	0.25%	24.3%	12/31/2019	$2.62	0	$0	0.00%	24.6%
12/31/2018	2.02	0	0	0.50%	0.0%	12/31/2018	2.06	0	0	0.25%	0.3%	12/31/2018	2.11	0	0	0.00%	0.5%
12/31/2017	2.02	0	0	0.50%	13.9%	12/31/2017	2.05	0	0	0.25%	14.2%	12/31/2017	2.09	0	0	0.00%	14.4%
12/31/2016	1.77	0	0	0.50%	10.6%	12/31/2016	1.80	0	0	0.25%	10.9%	12/31/2016	1.83	0	0	0.00%	11.2%
12/31/2015	1.60	0	0	0.50%	-15.5%	12/31/2015	1.62	0	0	0.25%	-15.2%	12/31/2015	1.65	0	0	0.00%	-15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	2.6%
2017	2.1%
2016	3.7%
2015	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS International New Discovery Fund A Class - 06-360
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,965,018	$1,573,293	56,124
Receivables: investments sold	-
Payables: investments purchased	(13,011)
Net assets	$1,952,007

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,952,007	482,810	$4.04
Band 100	-	-	4.21
Band 75	-	-	4.39
Band 50	-	-	4.57
Band 25	-	-	4.76
Band 0	-	-	5.04
Total	$1,952,007	482,810

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$19,453
Mortality & expense charges	(26,009)
Net investment income (loss)	(6,556)

Gain (loss) on investments:
Net realized gain (loss)	153,547
Realized gain distributions	28,994
Net change in unrealized appreciation (depreciation)	219,388
Net gain (loss)	401,929

Increase (decrease) in net assets from operations	$395,373

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,556)	$(24,679)
Net realized gain (loss)	153,547	358,241
Realized gain distributions	28,994	131,806
Net change in unrealized appreciation (depreciation)	219,388	(806,098)

Increase (decrease) in net assets from operations	395,373	(340,730)

Contract owner transactions:
Proceeds from units sold	298,135	505,088
Cost of units redeemed	(886,545)	(1,421,176)
Account charges	(3,254)	(4,170)
Increase (decrease)	(591,664)	(920,258)
Net increase (decrease)	(196,291)	(1,260,988)
Net assets, beginning	2,148,298	3,409,286
Net assets, ending	$1,952,007	$2,148,298

Units sold	83,405	133,830
Units redeemed	(243,511)	(391,023)
Net increase (decrease)	(160,106)	(257,193)
Units outstanding, beginning	642,916	900,109
Units outstanding, ending	482,810	642,916

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$21,518,057
Cost of units redeemed/account charges	(24,482,648)
Net investment income (loss)	(160,148)
Net realized gain (loss)	2,881,473
Realized gain distributions	1,803,548
Net change in unrealized appreciation (depreciation)	391,725
Net assets	$1,952,007

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.04	483	$1,952	1.25%	21.0%	12/31/2019	$4.21	0	$0	1.00%	21.3%	12/31/2019	$4.39	0	$0	0.75%	21.6%
12/31/2018	3.34	643	2,148	1.25%	-11.8%	12/31/2018	3.47	0	0	1.00%	-11.6%	12/31/2018	3.61	0	0	0.75%	-11.3%
12/31/2017	3.79	900	3,409	1.25%	30.1%	12/31/2017	3.92	0	0	1.00%	30.4%	12/31/2017	4.07	0	0	0.75%	30.8%
12/31/2016	2.91	1,145	3,333	1.25%	-1.0%	12/31/2016	3.01	0	0	1.00%	-0.8%	12/31/2016	3.11	0	0	0.75%	-0.5%
12/31/2015	2.94	1,809	5,319	1.25%	1.2%	12/31/2015	3.03	0	0	1.00%	1.5%	12/31/2015	3.13	0	0	0.75%	1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.57	0	$0	0.50%	21.9%	12/31/2019	$4.76	0	$0	0.25%	22.2%	12/31/2019	$5.04	0	$0	0.00%	22.5%
12/31/2018	3.75	0	0	0.50%	-11.1%	12/31/2018	3.89	0	0	0.25%	-10.9%	12/31/2018	4.11	0	0	0.00%	-10.7%
12/31/2017	4.21	0	0	0.50%	31.1%	12/31/2017	4.37	0	0	0.25%	31.4%	12/31/2017	4.60	0	0	0.00%	31.8%
12/31/2016	3.21	0	0	0.50%	-0.3%	12/31/2016	3.32	0	0	0.25%	0.0%	12/31/2016	3.49	0	0	0.00%	0.2%
12/31/2015	3.22	0	0	0.50%	2.0%	12/31/2015	3.32	0	0	0.25%	2.2%	12/31/2015	3.48	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	0.5%
2017	0.9%
2016	1.0%
2015	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Value Fund A Class - 06-375
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,331,271	$11,215,337	291,520
Receivables: investments sold	-
Payables: investments purchased	(379,031)
Net assets	$12,952,240

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,952,240	3,967,121	$3.26
Band 100	-	-	3.40
Band 75	-	-	3.54
Band 50	-	-	3.69
Band 25	-	-	3.84
Band 0	-	-	4.07
Total	$12,952,240	3,967,121

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$289,996
Mortality & expense charges	(195,103)
Net investment income (loss)	94,893

Gain (loss) on investments:
Net realized gain (loss)	757,794
Realized gain distributions	163,211
Net change in unrealized appreciation (depreciation)	2,750,409
Net gain (loss)	3,671,414

Increase (decrease) in net assets from operations	$3,766,307

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$94,893	$64,933
Net realized gain (loss)	757,794	1,204,498
Realized gain distributions	163,211	228,924
Net change in unrealized appreciation (depreciation)	2,750,409	(3,581,626)

Increase (decrease) in net assets from operations	3,766,307	(2,083,271)

Contract owner transactions:
Proceeds from units sold	2,149,559	6,626,384
Cost of units redeemed	(8,256,669)	(10,549,990)
Account charges	(33,350)	(28,500)
Increase (decrease)	(6,140,460)	(3,952,106)
Net increase (decrease)	(2,374,153)	(6,035,377)
Net assets, beginning	15,326,393	21,361,770
Net assets, ending	$12,952,240	$15,326,393

Units sold	734,192	2,335,767
Units redeemed	(2,781,624)	(3,765,566)
Net increase (decrease)	(2,047,432)	(1,429,799)
Units outstanding, beginning	6,014,553	7,444,352
Units outstanding, ending	3,967,121	6,014,553

* Date of Fund Inception into Variable Account: 6 /1 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$64,150,322
Cost of units redeemed/account charges	(66,235,006)
Net investment income (loss)	1,062,820
Net realized gain (loss)	8,416,314
Realized gain distributions	3,441,856
Net change in unrealized appreciation (depreciation)	2,115,934
Net assets	$12,952,240

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.26	3,967	$12,952	1.25%	28.1%	12/31/2019	$3.40	0	$0	1.00%	28.4%	12/31/2019	$3.54	0	$0	0.75%	28.8%
12/31/2018	2.55	6,015	15,326	1.25%	-11.2%	12/31/2018	2.65	0	0	1.00%	-11.0%	12/31/2018	2.75	0	0	0.75%	-10.7%
12/31/2017	2.87	7,444	21,362	1.25%	16.0%	12/31/2017	2.97	0	0	1.00%	16.3%	12/31/2017	3.08	0	0	0.75%	16.6%
12/31/2016	2.47	12,553	31,054	1.25%	12.4%	12/31/2016	2.56	0	0	1.00%	12.7%	12/31/2016	2.64	0	0	0.75%	13.0%
12/31/2015	2.20	10,261	22,574	1.25%	-2.0%	12/31/2015	2.27	0	0	1.00%	-1.8%	12/31/2015	2.34	0	0	0.75%	-1.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.69	0	$0	0.50%	29.1%	12/31/2019	$3.84	0	$0	0.25%	29.4%	12/31/2019	$4.07	0	$0	0.00%	29.7%
12/31/2018	2.86	0	0	0.50%	-10.5%	12/31/2018	2.97	0	0	0.25%	-10.3%	12/31/2018	3.14	0	0	0.00%	-10.1%
12/31/2017	3.19	0	0	0.50%	16.9%	12/31/2017	3.31	0	0	0.25%	17.2%	12/31/2017	3.49	0	0	0.00%	17.4%
12/31/2016	2.73	0	0	0.50%	13.3%	12/31/2016	2.82	0	0	0.25%	13.6%	12/31/2016	2.97	1,871	5,553	0.00%	13.9%
12/31/2015	2.41	0	0	0.50%	-1.3%	12/31/2015	2.49	0	0	0.25%	-1.0%	12/31/2015	2.61	1,850	4,824	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.1%
2018	1.9%
2017	1.1%
2016	1.8%
2015	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS International Value Fund R3 Class - 06-773
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,485,454	$1,309,455	32,922
Receivables: investments sold	-
Payables: investments purchased	(2,629)
Net assets	$1,482,825

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,482,825	741,182	$2.00
Band 100	-	-	2.04
Band 75	-	-	2.07
Band 50	-	-	2.11
Band 25	-	-	2.15
Band 0	-	-	2.19
Total	$1,482,825	741,182

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$12,116
Mortality & expense charges	(39,056)
Net investment income (loss)	(26,940)

Gain (loss) on investments:
Net realized gain (loss)	307,725
Realized gain distributions	44,024
Net change in unrealized appreciation (depreciation)	288,778
Net gain (loss)	640,527

Increase (decrease) in net assets from operations	$613,587

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(26,940)	$(22,713)
Net realized gain (loss)	307,725	2,490,867
Realized gain distributions	44,024	107,573
Net change in unrealized appreciation (depreciation)	288,778	(3,071,478)

Increase (decrease) in net assets from operations	613,587	(495,751)

Contract owner transactions:
Proceeds from units sold	620,348	1,250,307
Cost of units redeemed	(3,413,320)	(14,041,011)
Account charges	(4,784)	(8,514)
Increase (decrease)	(2,797,756)	(12,799,218)
Net increase (decrease)	(2,184,169)	(13,294,969)
Net assets, beginning	3,666,994	16,961,963
Net assets, ending	$1,482,825	$3,666,994

Units sold	340,263	985,614
Units redeemed	(1,871,916)	(8,137,595)
Net increase (decrease)	(1,531,653)	(7,151,981)
Units outstanding, beginning	2,272,835	9,424,816
Units outstanding, ending	741,182	2,272,835

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$30,520,272
Cost of units redeemed/account charges	(33,295,569)
Net investment income (loss)	195,192
Net realized gain (loss)	3,232,100
Realized gain distributions	654,831
Net change in unrealized appreciation (depreciation)	175,999
Net assets	$1,482,825

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.00	741	$1,483	1.25%	24.0%	12/31/2019	$2.04	0	$0	1.00%	24.3%	12/31/2019	$2.07	0	$0	0.75%	24.6%
12/31/2018	1.61	2,273	3,667	1.25%	-10.4%	12/31/2018	1.64	0	0	1.00%	-10.1%	12/31/2018	1.66	0	0	0.75%	-9.9%
12/31/2017	1.80	9,425	16,962	1.25%	25.2%	12/31/2017	1.82	0	0	1.00%	25.5%	12/31/2017	1.85	0	0	0.75%	25.9%
12/31/2016	1.44	9,667	13,893	1.25%	2.7%	12/31/2016	1.45	0	0	1.00%	2.9%	12/31/2016	1.47	0	0	0.75%	3.2%
12/31/2015	1.40	8,611	12,053	1.25%	5.1%	12/31/2015	1.41	0	0	1.00%	5.4%	12/31/2015	1.42	0	0	0.75%	5.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.11	0	$0	0.50%	24.9%	12/31/2019	$2.15	0	$0	0.25%	25.2%	12/31/2019	$2.19	0	$0	0.00%	25.6%
12/31/2018	1.69	0	0	0.50%	-9.7%	12/31/2018	1.72	0	0	0.25%	-9.4%	12/31/2018	1.74	0	0	0.00%	-9.2%
12/31/2017	1.87	0	0	0.50%	26.2%	12/31/2017	1.89	0	0	0.25%	26.5%	12/31/2017	1.92	0	0	0.00%	26.8%
12/31/2016	1.48	0	0	0.50%	3.4%	12/31/2016	1.50	0	0	0.25%	3.7%	12/31/2016	1.51	0	0	0.00%	4.0%
12/31/2015	1.43	0	0	0.50%	5.9%	12/31/2015	1.44	0	0	0.25%	6.2%	12/31/2015	1.46	0	0	0.00%	6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.5%
2018	0.5%
2017	1.6%
2016	1.7%
2015	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Technology Fund R2 Class - 06-CMG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,695	$3,308	82
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$3,693

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,693	1,863	$1.98
Band 100	-	-	2.00
Band 75	-	-	2.02
Band 50	-	-	2.04
Band 25	-	-	2.06
Band 0	-	-	2.07
Total	$3,693	1,863

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(74)
Net investment income (loss)	(74)

Gain (loss) on investments:
Net realized gain (loss)	529
Realized gain distributions	154
Net change in unrealized appreciation (depreciation)	773
Net gain (loss)	1,456

Increase (decrease) in net assets from operations	$1,382

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(74)	$(162)
Net realized gain (loss)	529	8,525
Realized gain distributions	154	188
Net change in unrealized appreciation (depreciation)	773	(5,305)

Increase (decrease) in net assets from operations	1,382	3,246

Contract owner transactions:
Proceeds from units sold	2,555	2,132
Cost of units redeemed	(3,858)	(28,922)
Account charges	(15)	(37)
Increase (decrease)	(1,318)	(26,827)
Net increase (decrease)	64	(23,581)
Net assets, beginning	3,629	27,210
Net assets, ending	$3,693	$3,629

Units sold	1,443	1,287
Units redeemed	(2,028)	(17,213)
Net increase (decrease)	(585)	(15,926)
Units outstanding, beginning	2,448	18,374
Units outstanding, ending	1,863	2,448

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$26,293
Cost of units redeemed/account charges	(32,944)
Net investment income (loss)	(496)
Net realized gain (loss)	9,089
Realized gain distributions	1,364
Net change in unrealized appreciation (depreciation)	387
Net assets	$3,693

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.98	2	$4	1.25%	33.7%	12/31/2019	$2.00	0	$0	1.00%	34.0%	12/31/2019	$2.02	0	$0	0.75%	34.4%
12/31/2018	1.48	2	4	1.25%	0.1%	12/31/2018	1.49	0	0	1.00%	0.3%	12/31/2018	1.50	0	0	0.75%	0.6%
12/31/2017	1.48	18	27	1.25%	36.4%	12/31/2017	1.49	0	0	1.00%	36.7%	12/31/2017	1.49	0	0	0.75%	37.0%
12/31/2016	1.09	15	16	1.25%	8.6%	12/31/2016	1.09	0	0	1.00%	8.8%	12/31/2016	1.09	0	0	0.75%	8.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.04	0	$0	0.50%	34.7%	12/31/2019	$2.06	0	$0	0.25%	35.1%	12/31/2019	$2.07	0	$0	0.00%	35.4%
12/31/2018	1.51	0	0	0.50%	0.8%	12/31/2018	1.52	0	0	0.25%	1.1%	12/31/2018	1.53	0	0	0.00%	1.4%
12/31/2017	1.50	0	0	0.50%	37.4%	12/31/2017	1.51	0	0	0.25%	37.7%	12/31/2017	1.51	0	0	0.00%	38.1%
12/31/2016	1.09	0	0	0.50%	9.1%	12/31/2016	1.09	0	0	0.25%	9.3%	12/31/2016	1.09	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Technology Fund R3 Class - 06-CMH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,781,790	$2,131,513	59,017
Receivables: investments sold	-
Payables: investments purchased	(875)
Net assets	$2,780,915

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,780,915	1,390,560	$2.00
Band 100	-	-	2.02
Band 75	-	-	2.04
Band 50	-	-	2.06
Band 25	-	-	2.07
Band 0	-	-	2.09
Total	$2,780,915	1,390,560

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(37,072)
Net investment income (loss)	(37,072)

Gain (loss) on investments:
Net realized gain (loss)	166,290
Realized gain distributions	68,295
Net change in unrealized appreciation (depreciation)	620,084
Net gain (loss)	854,669

Increase (decrease) in net assets from operations	$817,597

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(37,072)	$(30,935)
Net realized gain (loss)	166,290	60,138
Realized gain distributions	68,295	112,429
Net change in unrealized appreciation (depreciation)	620,084	(159,279)

Increase (decrease) in net assets from operations	817,597	(17,647)

Contract owner transactions:
Proceeds from units sold	328,482	680,283
Cost of units redeemed	(743,349)	(343,749)
Account charges	(326)	(265)
Increase (decrease)	(415,193)	336,269
Net increase (decrease)	402,404	318,622
Net assets, beginning	2,378,511	2,059,889
Net assets, ending	$2,780,915	$2,378,511

Units sold	180,133	418,246
Units redeemed	(384,081)	(209,129)
Net increase (decrease)	(203,948)	209,117
Units outstanding, beginning	1,594,508	1,385,391
Units outstanding, ending	1,390,560	1,594,508

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,971,620
Cost of units redeemed/account charges	(1,257,052)
Net investment income (loss)	(83,412)
Net realized gain (loss)	246,853
Realized gain distributions	252,629
Net change in unrealized appreciation (depreciation)	650,277
Net assets	$2,780,915

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.00	1,391	$2,781	1.25%	34.1%	12/31/2019	$2.02	0	$0	1.00%	34.4%	12/31/2019	$2.04	0	$0	0.75%	34.7%
12/31/2018	1.49	1,595	2,379	1.25%	0.3%	12/31/2018	1.50	0	0	1.00%	0.6%	12/31/2018	1.51	0	0	0.75%	0.8%
12/31/2017	1.49	1,385	2,060	1.25%	36.7%	12/31/2017	1.49	0	0	1.00%	37.1%	12/31/2017	1.50	0	0	0.75%	37.4%
12/31/2016	1.09	32	35	1.25%	8.7%	12/31/2016	1.09	0	0	1.00%	8.9%	12/31/2016	1.09	0	0	0.75%	9.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.06	0	$0	0.50%	35.1%	12/31/2019	$2.07	0	$0	0.25%	35.4%	12/31/2019	$2.09	0	$0	0.00%	35.8%
12/31/2018	1.52	0	0	0.50%	1.1%	12/31/2018	1.53	0	0	0.25%	1.3%	12/31/2018	1.54	0	0	0.00%	1.6%
12/31/2017	1.51	0	0	0.50%	37.8%	12/31/2017	1.51	0	0	0.25%	38.1%	12/31/2017	1.52	0	0	0.00%	38.4%
12/31/2016	1.09	0	0	0.50%	9.3%	12/31/2016	1.09	0	0	0.25%	9.4%	12/31/2016	1.10	0	0	0.00%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Emerging Markets Debt Fund R6 Class - 06-CYM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,872	$29,418	2,115
Receivables: investments sold	635
Payables: investments purchased	-
Net assets	$31,507

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,507	27,378	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$31,507	27,378

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,133
Mortality & expense charges	(296)
Net investment income (loss)	837

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,907
Net gain (loss)	1,907

Increase (decrease) in net assets from operations	$2,744

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$837	$1,140
Net realized gain (loss)	-	(545)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,907	(453)

Increase (decrease) in net assets from operations	2,744	142

Contract owner transactions:
Proceeds from units sold	9,318	168,090
Cost of units redeemed	(393)	(148,393)
Account charges	(1)	-
Increase (decrease)	8,924	19,697
Net increase (decrease)	11,668	19,839
Net assets, beginning	19,839	-
Net assets, ending	$31,507	$19,839

Units sold	8,287	163,955
Units redeemed	(351)	(144,513)
Net increase (decrease)	7,936	19,442
Units outstanding, beginning	19,442	-
Units outstanding, ending	27,378	19,442

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$177,408
Cost of units redeemed/account charges	(148,787)
Net investment income (loss)	1,977
Net realized gain (loss)	(545)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,454
Net assets	$31,507

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	27	$32	1.25%	12.8%	12/31/2019	$1.16	0	$0	1.00%	13.1%	12/31/2019	$1.17	0	$0	0.75%	13.3%
12/31/2018	1.02	19	20	1.25%	-6.1%	12/31/2018	1.03	0	0	1.00%	-5.9%	12/31/2018	1.03	0	0	0.75%	-5.6%
12/31/2017	1.09	0	0	1.25%	8.3%	12/31/2017	1.09	0	0	1.00%	8.6%	12/31/2017	1.09	0	0	0.75%	8.8%
12/31/2016	1.00	0	0	1.25%	0.4%	12/31/2016	1.00	0	0	1.00%	0.4%	12/31/2016	1.00	0	0	0.75%	0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	0.50%	13.6%	12/31/2019	$1.19	0	$0	0.25%	13.9%	12/31/2019	$1.20	0	$0	0.00%	14.2%
12/31/2018	1.04	0	0	0.50%	-5.4%	12/31/2018	1.04	0	0	0.25%	-5.2%	12/31/2018	1.05	0	0	0.00%	-4.9%
12/31/2017	1.10	0	0	0.50%	9.1%	12/31/2017	1.10	0	0	0.25%	9.4%	12/31/2017	1.10	0	0	0.00%	9.6%
12/31/2016	1.00	0	0	0.50%	0.4%	12/31/2016	1.00	0	0	0.25%	0.4%	12/31/2016	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.4%
2018	15.8%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Growth Fund R6 Class - 06-CYN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,272,723	$4,236,191	41,726
Receivables: investments sold	64,130
Payables: investments purchased	-
Net assets	$5,336,853

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,336,853	3,017,401	$1.77
Band 100	-	-	1.78
Band 75	-	-	1.80
Band 50	-	-	1.81
Band 25	-	-	1.82
Band 0	-	-	1.84
Total	$5,336,853	3,017,401

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(61,490)
Net investment income (loss)	(61,490)

Gain (loss) on investments:
Net realized gain (loss)	87,124
Realized gain distributions	83,036
Net change in unrealized appreciation (depreciation)	1,310,422
Net gain (loss)	1,480,582

Increase (decrease) in net assets from operations	$1,419,092

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(61,490)	$(17,800)
Net realized gain (loss)	87,124	17,688
Realized gain distributions	83,036	95,036
Net change in unrealized appreciation (depreciation)	1,310,422	(269,798)

Increase (decrease) in net assets from operations	1,419,092	(174,874)

Contract owner transactions:
Proceeds from units sold	1,333,789	4,497,934
Cost of units redeemed	(1,161,176)	(1,367,140)
Account charges	(3,483)	(5,096)
Increase (decrease)	169,130	3,125,698
Net increase (decrease)	1,588,222	2,950,824
Net assets, beginning	3,748,631	797,807
Net assets, ending	$5,336,853	$3,748,631

Units sold	864,345	3,321,000
Units redeemed	(731,527)	(1,058,937)
Net increase (decrease)	132,818	2,262,063
Units outstanding, beginning	2,884,583	622,520
Units outstanding, ending	3,017,401	2,884,583

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$7,317,896
Cost of units redeemed/account charges	(3,239,207)
Net investment income (loss)	(80,671)
Net realized gain (loss)	104,904
Realized gain distributions	197,399
Net change in unrealized appreciation (depreciation)	1,036,532
Net assets	$5,336,853

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.77	3,017	$5,337	1.25%	36.1%	12/31/2019	$1.78	0	$0	1.00%	36.4%	12/31/2019	$1.80	0	$0	0.75%	36.8%
12/31/2018	1.30	2,885	3,749	1.25%	1.4%	12/31/2018	1.31	0	0	1.00%	1.7%	12/31/2018	1.31	0	0	0.75%	1.9%
12/31/2017	1.28	623	798	1.25%	29.4%	12/31/2017	1.28	0	0	1.00%	29.7%	12/31/2017	1.29	0	0	0.75%	30.0%
12/31/2016	0.99	0	0	1.25%	-0.9%	12/31/2016	0.99	0	0	1.00%	-0.9%	12/31/2016	0.99	0	0	0.75%	-0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.81	0	$0	0.50%	37.1%	12/31/2019	$1.82	0	$0	0.25%	37.5%	12/31/2019	$1.84	0	$0	0.00%	37.8%
12/31/2018	1.32	0	0	0.50%	2.2%	12/31/2018	1.33	0	0	0.25%	2.4%	12/31/2018	1.33	0	0	0.00%	2.7%
12/31/2017	1.29	0	0	0.50%	30.3%	12/31/2017	1.30	0	0	0.25%	30.7%	12/31/2017	1.30	0	0	0.00%	31.0%
12/31/2016	0.99	0	0	0.50%	-0.9%	12/31/2016	0.99	0	0	0.25%	-0.9%	12/31/2016	0.99	0	0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.1%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS International New Discovery Fund R6 Class - 06-CYP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,989,901	$2,858,962	83,259
Receivables: investments sold	-
Payables: investments purchased	(3,400)
Net assets	$2,986,501

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,986,501	2,113,638	$1.41
Band 100	-	-	1.42
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.46
Band 0	-	-	1.47
Total	$2,986,501	2,113,638

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$38,458
Mortality & expense charges	(26,311)
Net investment income (loss)	12,147

Gain (loss) on investments:
Net realized gain (loss)	(5,288)
Realized gain distributions	42,305
Net change in unrealized appreciation (depreciation)	312,833
Net gain (loss)	349,850

Increase (decrease) in net assets from operations	$361,997

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$12,147	$(4,266)
Net realized gain (loss)	(5,288)	11,922
Realized gain distributions	42,305	69,213
Net change in unrealized appreciation (depreciation)	312,833	(242,789)

Increase (decrease) in net assets from operations	361,997	(165,920)

Contract owner transactions:
Proceeds from units sold	1,760,075	284,021
Cost of units redeemed	(437,778)	(246,670)
Account charges	(834)	(337)
Increase (decrease)	1,321,463	37,014
Net increase (decrease)	1,683,460	(128,906)
Net assets, beginning	1,303,041	1,431,947
Net assets, ending	$2,986,501	$1,303,041

Units sold	1,327,778	218,905
Units redeemed	(333,832)	(189,222)
Net increase (decrease)	993,946	29,683
Units outstanding, beginning	1,119,692	1,090,009
Units outstanding, ending	2,113,638	1,119,692

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,139,544
Cost of units redeemed/account charges	(1,430,983)
Net investment income (loss)	12,766
Net realized gain (loss)	8,888
Realized gain distributions	125,347
Net change in unrealized appreciation (depreciation)	130,939
Net assets	$2,986,501

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.41	2,114	$2,987	1.25%	21.4%	12/31/2019	$1.42	0	$0	1.00%	21.7%	12/31/2019	$1.43	0	$0	0.75%	22.0%
12/31/2018	1.16	1,120	1,303	1.25%	-11.4%	12/31/2018	1.17	0	0	1.00%	-11.2%	12/31/2018	1.18	0	0	0.75%	-11.0%
12/31/2017	1.31	1,090	1,432	1.25%	30.5%	12/31/2017	1.32	0	0	1.00%	30.8%	12/31/2017	1.32	0	0	0.75%	31.2%
12/31/2016	1.01	0	0	1.25%	0.7%	12/31/2016	1.01	0	0	1.00%	0.7%	12/31/2016	1.01	0	0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.45	0	$0	0.50%	22.3%	12/31/2019	$1.46	0	$0	0.25%	22.6%	12/31/2019	$1.47	0	$0	0.00%	22.9%
12/31/2018	1.18	0	0	0.50%	-10.7%	12/31/2018	1.19	0	0	0.25%	-10.5%	12/31/2018	1.19	0	0	0.00%	-10.3%
12/31/2017	1.32	0	0	0.50%	31.5%	12/31/2017	1.33	0	0	0.25%	31.8%	12/31/2017	1.33	0	0	0.00%	32.2%
12/31/2016	1.01	0	0	0.50%	0.7%	12/31/2016	1.01	0	0	0.25%	0.7%	12/31/2016	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.8%
2018	1.0%
2017	1.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS International Value Fund R6 Class - 06-CYR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,647,388	$2,500,845	59,237
Receivables: investments sold	47,928
Payables: investments purchased	-
Net assets	$2,695,316

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,695,316	1,886,294	$1.43
Band 100	-	-	1.44
Band 75	-	-	1.45
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.48
Total	$2,695,316	1,886,294

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$29,689
Mortality & expense charges	(28,089)
Net investment income (loss)	1,600

Gain (loss) on investments:
Net realized gain (loss)	766
Realized gain distributions	77,231
Net change in unrealized appreciation (depreciation)	366,762
Net gain (loss)	444,759

Increase (decrease) in net assets from operations	$446,359

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,600	$4,450
Net realized gain (loss)	766	(29,785)
Realized gain distributions	77,231	44,032
Net change in unrealized appreciation (depreciation)	366,762	(225,756)

Increase (decrease) in net assets from operations	446,359	(207,059)

Contract owner transactions:
Proceeds from units sold	1,087,027	1,872,577
Cost of units redeemed	(366,240)	(1,262,467)
Account charges	(4,101)	(4,971)
Increase (decrease)	716,686	605,139
Net increase (decrease)	1,163,045	398,080
Net assets, beginning	1,532,271	1,134,191
Net assets, ending	$2,695,316	$1,532,271

Units sold	831,230	1,476,667
Units redeemed	(279,226)	(1,030,955)
Net increase (decrease)	552,004	445,712
Units outstanding, beginning	1,334,290	888,578
Units outstanding, ending	1,886,294	1,334,290

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,210,406
Cost of units redeemed/account charges	(2,785,463)
Net investment income (loss)	19,346
Net realized gain (loss)	(26,036)
Realized gain distributions	130,520
Net change in unrealized appreciation (depreciation)	146,543
Net assets	$2,695,316

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.43	1,886	$2,695	1.25%	24.4%	12/31/2019	$1.44	0	$0	1.00%	24.7%	12/31/2019	$1.45	0	$0	0.75%	25.1%
12/31/2018	1.15	1,334	1,532	1.25%	-10.0%	12/31/2018	1.15	0	0	1.00%	-9.8%	12/31/2018	1.16	0	0	0.75%	-9.6%
12/31/2017	1.28	889	1,134	1.25%	25.7%	12/31/2017	1.28	0	0	1.00%	26.0%	12/31/2017	1.28	0	0	0.75%	26.3%
12/31/2016	1.02	0	0	1.25%	1.6%	12/31/2016	1.02	0	0	1.00%	1.6%	12/31/2016	1.02	0	0	0.75%	1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.46	0	$0	0.50%	25.4%	12/31/2019	$1.47	0	$0	0.25%	25.7%	12/31/2019	$1.48	0	$0	0.00%	26.0%
12/31/2018	1.17	0	0	0.50%	-9.3%	12/31/2018	1.17	0	0	0.25%	-9.1%	12/31/2018	1.18	0	0	0.00%	-8.9%
12/31/2017	1.29	0	0	0.50%	26.6%	12/31/2017	1.29	0	0	0.25%	26.9%	12/31/2017	1.29	0	0	0.00%	27.3%
12/31/2016	1.02	0	0	0.50%	1.6%	12/31/2016	1.02	0	0	0.25%	1.6%	12/31/2016	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	2.0%
2017	2.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Massachusetts Investors Growth Stock Fund R6 Class - 06-CYT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,715,946	$10,261,150	313,316
Receivables: investments sold	-
Payables: investments purchased	(50,659)
Net assets	$10,665,287

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,665,287	6,101,482	$1.75
Band 100	-	-	1.76
Band 75	-	-	1.77
Band 50	-	-	1.79
Band 25	-	-	1.80
Band 0	-	-	1.82
Total	$10,665,287	6,101,482

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$56,192
Mortality & expense charges	(76,776)
Net investment income (loss)	(20,584)

Gain (loss) on investments:
Net realized gain (loss)	37,646
Realized gain distributions	668,154
Net change in unrealized appreciation (depreciation)	803,366
Net gain (loss)	1,509,166

Increase (decrease) in net assets from operations	$1,488,582

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(20,584)	$4,898
Net realized gain (loss)	37,646	19,619
Realized gain distributions	668,154	173,747
Net change in unrealized appreciation (depreciation)	803,366	(349,562)

Increase (decrease) in net assets from operations	1,488,582	(151,298)

Contract owner transactions:
Proceeds from units sold	7,876,780	3,760,844
Cost of units redeemed	(739,139)	(1,643,635)
Account charges	(1,067)	(2,536)
Increase (decrease)	7,136,574	2,114,673
Net increase (decrease)	8,625,156	1,963,375
Net assets, beginning	2,040,131	76,756
Net assets, ending	$10,665,287	$2,040,131

Units sold	4,946,686	2,775,543
Units redeemed	(462,977)	(1,218,538)
Net increase (decrease)	4,483,709	1,557,005
Units outstanding, beginning	1,617,773	60,768
Units outstanding, ending	6,101,482	1,617,773

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$11,708,788
Cost of units redeemed/account charges	(2,386,466)
Net investment income (loss)	(15,182)
Net realized gain (loss)	57,273
Realized gain distributions	846,078
Net change in unrealized appreciation (depreciation)	454,796
Net assets	$10,665,287

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.75	6,101	$10,665	1.25%	38.6%	12/31/2019	$1.76	0	$0	1.00%	39.0%	12/31/2019	$1.77	0	$0	0.75%	39.3%
12/31/2018	1.26	1,618	2,040	1.25%	-0.2%	12/31/2018	1.27	0	0	1.00%	0.1%	12/31/2018	1.27	0	0	0.75%	0.3%
12/31/2017	1.26	61	77	1.25%	27.5%	12/31/2017	1.27	0	0	1.00%	27.9%	12/31/2017	1.27	0	0	0.75%	28.2%
12/31/2016	0.99	0	0	1.25%	-1.0%	12/31/2016	0.99	0	0	1.00%	-0.9%	12/31/2016	0.99	0	0	0.75%	-0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.79	0	$0	0.50%	39.7%	12/31/2019	$1.80	0	$0	0.25%	40.0%	12/31/2019	$1.82	0	$0	0.00%	40.4%
12/31/2018	1.28	0	0	0.50%	0.6%	12/31/2018	1.29	0	0	0.25%	0.9%	12/31/2018	1.29	0	0	0.00%	1.1%
12/31/2017	1.27	0	0	0.50%	28.5%	12/31/2017	1.28	0	0	0.25%	28.8%	12/31/2017	1.28	0	0	0.00%	29.1%
12/31/2016	0.99	0	0	0.50%	-0.9%	12/31/2016	0.99	0	0	0.25%	-0.9%	12/31/2016	0.99	0	0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	2.5%
2017	2.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Mid Cap Value Fund R6 Class - 06-CYV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,536,669	$5,069,818	216,666
Receivables: investments sold	-
Payables: investments purchased	(26,829)
Net assets	$5,509,840

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,509,840	4,399,826	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$5,509,840	4,399,826

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$66,481
Mortality & expense charges	(64,041)
Net investment income (loss)	2,440

Gain (loss) on investments:
Net realized gain (loss)	(15,626)
Realized gain distributions	58,927
Net change in unrealized appreciation (depreciation)	1,240,359
Net gain (loss)	1,283,660

Increase (decrease) in net assets from operations	$1,286,100

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,440	$550
Net realized gain (loss)	(15,626)	34,992
Realized gain distributions	58,927	216,285
Net change in unrealized appreciation (depreciation)	1,240,359	(897,974)

Increase (decrease) in net assets from operations	1,286,100	(646,147)

Contract owner transactions:
Proceeds from units sold	996,934	3,446,194
Cost of units redeemed	(1,119,367)	(2,530,715)
Account charges	(4,397)	(5,879)
Increase (decrease)	(126,830)	909,600
Net increase (decrease)	1,159,270	263,453
Net assets, beginning	4,350,570	4,087,117
Net assets, ending	$5,509,840	$4,350,570

Units sold	926,614	3,287,487
Units redeemed	(1,024,050)	(2,490,350)
Net increase (decrease)	(97,436)	797,137
Units outstanding, beginning	4,497,262	3,700,125
Units outstanding, ending	4,399,826	4,497,262

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$11,210,310
Cost of units redeemed/account charges	(6,591,371)
Net investment income (loss)	12,797
Net realized gain (loss)	23,589
Realized gain distributions	387,664
Net change in unrealized appreciation (depreciation)	466,851
Net assets	$5,509,840

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	4,400	$5,510	1.25%	29.5%	12/31/2019	$1.26	0	$0	1.00%	29.8%	12/31/2019	$1.27	0	$0	0.75%	30.1%
12/31/2018	0.97	4,497	4,351	1.25%	-12.4%	12/31/2018	0.97	0	0	1.00%	-12.2%	12/31/2018	0.98	0	0	0.75%	-12.0%
12/31/2017	1.10	3,700	4,087	1.25%	12.4%	12/31/2017	1.11	0	0	1.00%	12.7%	12/31/2017	1.11	0	0	0.75%	13.0%
12/31/2016	0.98	0	0	1.25%	-1.8%	12/31/2016	0.98	0	0	1.00%	-1.7%	12/31/2016	0.98	0	0	0.75%	-1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	0	$0	0.50%	30.4%	12/31/2019	$1.29	0	$0	0.25%	30.8%	12/31/2019	$1.30	0	$0	0.00%	31.1%
12/31/2018	0.98	0	0	0.50%	-11.8%	12/31/2018	0.99	0	0	0.25%	-11.5%	12/31/2018	0.99	0	0	0.00%	-11.3%
12/31/2017	1.11	0	0	0.50%	13.3%	12/31/2017	1.12	0	0	0.25%	13.6%	12/31/2017	1.12	0	0	0.00%	13.8%
12/31/2016	0.98	0	0	0.50%	-1.7%	12/31/2016	0.98	0	0	0.25%	-1.7%	12/31/2016	0.98	0	0	0.00%	-1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	1.3%
2017	1.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Technology Fund R6 Class - 06-CYW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,880,771	$1,651,613	36,795
Receivables: investments sold	588
Payables: investments purchased	-
Net assets	$1,881,359

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,881,359	1,025,042	$1.84
Band 100	-	-	1.85
Band 75	-	-	1.86
Band 50	-	-	1.88
Band 25	-	-	1.89
Band 0	-	-	1.91
Total	$1,881,359	1,025,042

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(18,118)
Net investment income (loss)	(18,118)

Gain (loss) on investments:
Net realized gain (loss)	48,095
Realized gain distributions	32,075
Net change in unrealized appreciation (depreciation)	300,815
Net gain (loss)	380,985

Increase (decrease) in net assets from operations	$362,867

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(18,118)	$(7,454)
Net realized gain (loss)	48,095	8,689
Realized gain distributions	32,075	42,341
Net change in unrealized appreciation (depreciation)	300,815	(84,279)

Increase (decrease) in net assets from operations	362,867	(40,703)

Contract owner transactions:
Proceeds from units sold	941,006	923,633
Cost of units redeemed	(331,420)	(434,568)
Account charges	(1,477)	(221)
Increase (decrease)	608,109	488,844
Net increase (decrease)	970,976	448,141
Net assets, beginning	910,383	462,242
Net assets, ending	$1,881,359	$910,383

Units sold	549,111	630,578
Units redeemed	(191,388)	(304,362)
Net increase (decrease)	357,723	326,216
Units outstanding, beginning	667,319	341,103
Units outstanding, ending	1,025,042	667,319

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,490,934
Cost of units redeemed/account charges	(981,301)
Net investment income (loss)	(28,077)
Net realized gain (loss)	86,197
Realized gain distributions	84,448
Net change in unrealized appreciation (depreciation)	229,158
Net assets	$1,881,359

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.84	1,025	$1,881	1.25%	34.5%	12/31/2019	$1.85	0	$0	1.00%	34.9%	12/31/2019	$1.86	0	$0	0.75%	35.2%
12/31/2018	1.36	667	910	1.25%	0.7%	12/31/2018	1.37	0	0	1.00%	0.9%	12/31/2018	1.38	0	0	0.75%	1.2%
12/31/2017	1.36	341	462	1.25%	37.2%	12/31/2017	1.36	0	0	1.00%	37.5%	12/31/2017	1.36	0	0	0.75%	37.9%
12/31/2016	0.99	0	0	1.25%	-1.2%	12/31/2016	0.99	0	0	1.00%	-1.2%	12/31/2016	0.99	0	0	0.75%	-1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.88	0	$0	0.50%	35.5%	12/31/2019	$1.89	0	$0	0.25%	35.9%	12/31/2019	$1.91	0	$0	0.00%	36.2%
12/31/2018	1.39	0	0	0.50%	1.4%	12/31/2018	1.39	0	0	0.25%	1.7%	12/31/2018	1.40	0	0	0.00%	1.9%
12/31/2017	1.37	0	0	0.50%	38.2%	12/31/2017	1.37	0	0	0.25%	38.6%	12/31/2017	1.37	0	0	0.00%	38.9%
12/31/2016	0.99	0	0	0.50%	-1.2%	12/31/2016	0.99	0	0	0.25%	-1.2%	12/31/2016	0.99	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Value Fund R6 Class - 06-CYX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,981,698	$12,192,203	314,244
Receivables: investments sold	-
Payables: investments purchased	(26,080)
Net assets	$13,955,618

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,770,673	8,126,712	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	3,184,945	2,312,884	1.38
Total	$13,955,618	10,439,596

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$269,136
Mortality & expense charges	(116,081)
Net investment income (loss)	153,055

Gain (loss) on investments:
Net realized gain (loss)	59,287
Realized gain distributions	171,294
Net change in unrealized appreciation (depreciation)	2,615,254
Net gain (loss)	2,845,835

Increase (decrease) in net assets from operations	$2,998,890

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$153,055	$105,496
Net realized gain (loss)	59,287	26,902
Realized gain distributions	171,294	147,543
Net change in unrealized appreciation (depreciation)	2,615,254	(1,059,985)

Increase (decrease) in net assets from operations	2,998,890	(780,044)

Contract owner transactions:
Proceeds from units sold	3,296,973	7,595,203
Cost of units redeemed	(2,192,900)	(1,132,888)
Account charges	(10,493)	(6,172)
Increase (decrease)	1,093,580	6,456,143
Net increase (decrease)	4,092,470	5,676,099
Net assets, beginning	9,863,148	4,187,049
Net assets, ending	$13,955,618	$9,863,148

Units sold	2,750,335	6,990,584
Units redeemed	(1,817,348)	(1,070,048)
Net increase (decrease)	932,987	5,920,536
Units outstanding, beginning	9,506,609	3,586,073
Units outstanding, ending	10,439,596	9,506,609

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$16,345,056
Cost of units redeemed/account charges	(5,027,211)
Net investment income (loss)	303,613
Net realized gain (loss)	107,281
Realized gain distributions	437,384
Net change in unrealized appreciation (depreciation)	1,789,495
Net assets	$13,955,618

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.33	8,127	$10,771	1.25%	28.6%	12/31/2019	$1.34	0	$0	1.00%	28.9%	12/31/2019	$1.35	0	$0	0.75%	29.2%
12/31/2018	1.03	7,162	7,383	1.25%	-10.9%	12/31/2018	1.04	0	0	1.00%	-10.7%	12/31/2018	1.04	0	0	0.75%	-10.5%
12/31/2017	1.16	1,124	1,301	1.25%	16.4%	12/31/2017	1.16	0	0	1.00%	16.7%	12/31/2017	1.16	0	0	0.75%	17.0%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	0	$0	0.50%	29.5%	12/31/2019	$1.37	0	$0	0.25%	29.9%	12/31/2019	$1.38	2,313	$3,185	0.00%	30.2%
12/31/2018	1.05	0	0	0.50%	-10.2%	12/31/2018	1.05	0	0	0.25%	-10.0%	12/31/2018	1.06	2,344	2,480	0.00%	-9.8%
12/31/2017	1.17	0	0	0.50%	17.3%	12/31/2017	1.17	0	0	0.25%	17.6%	12/31/2017	1.17	2,462	2,886	0.00%	17.9%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	1.9%
2017	2.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Mid Cap Growth Fund R6 Class - 06-GNF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,356,635	$8,680,432	417,019
Receivables: investments sold	51,316
Payables: investments purchased	-
Net assets	$9,407,951

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,407,951	6,836,225	$1.38
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$9,407,951	6,836,225

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(51,186)
Net investment income (loss)	(51,186)

Gain (loss) on investments:
Net realized gain (loss)	79,922
Realized gain distributions	55,550
Net change in unrealized appreciation (depreciation)	840,319
Net gain (loss)	975,791

Increase (decrease) in net assets from operations	$924,605

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(51,186)	$(3,343)
Net realized gain (loss)	79,922	(3,498)
Realized gain distributions	55,550	60,054
Net change in unrealized appreciation (depreciation)	840,319	(164,116)

Increase (decrease) in net assets from operations	924,605	(110,903)

Contract owner transactions:
Proceeds from units sold	7,894,849	1,750,582
Cost of units redeemed	(833,801)	(211,793)
Account charges	(5,477)	(111)
Increase (decrease)	7,055,571	1,538,678
Net increase (decrease)	7,980,176	1,427,775
Net assets, beginning	1,427,775	-
Net assets, ending	$9,407,951	$1,427,775

Units sold	6,079,310	1,603,585
Units redeemed	(656,332)	(190,338)
Net increase (decrease)	5,422,978	1,413,247
Units outstanding, beginning	1,413,247	-
Units outstanding, ending	6,836,225	1,413,247

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$9,645,431
Cost of units redeemed/account charges	(1,051,182)
Net investment income (loss)	(54,529)
Net realized gain (loss)	76,424
Realized gain distributions	115,604
Net change in unrealized appreciation (depreciation)	676,203
Net assets	$9,407,951

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.38	6,836	$9,408	1.25%	36.2%	12/31/2019	$1.38	0	$0	1.00%	36.6%	12/31/2019	$1.39	0	$0	0.75%	36.9%
12/31/2018	1.01	1,413	1,428	1.25%	-0.1%	12/31/2018	1.01	0	0	1.00%	0.2%	12/31/2018	1.02	0	0	0.75%	0.5%
12/31/2017	1.01	0	0	1.25%	1.1%	12/31/2017	1.01	0	0	1.00%	1.1%	12/31/2017	1.01	0	0	0.75%	1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.40	0	$0	0.50%	37.2%	12/31/2019	$1.40	0	$0	0.25%	37.6%	12/31/2019	$1.41	0	$0	0.00%	37.9%
12/31/2018	1.02	0	0	0.50%	0.7%	12/31/2018	1.02	0	0	0.25%	1.0%	12/31/2018	1.02	0	0	0.00%	1.2%
12/31/2017	1.01	0	0	0.50%	1.1%	12/31/2017	1.01	0	0	0.25%	1.1%	12/31/2017	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS International Diversification Fund R6 Class - 06-3MF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$462,324	$434,791	21,547
Receivables: investments sold	-
Payables: investments purchased	(8,321)
Net assets	$454,003

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$454,003	383,286	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$454,003	383,286

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$6,732
Mortality & expense charges	(1,670)
Net investment income (loss)	5,062

Gain (loss) on investments:
Net realized gain (loss)	691
Realized gain distributions	4,793
Net change in unrealized appreciation (depreciation)	27,533
Net gain (loss)	33,017

Increase (decrease) in net assets from operations	$38,079

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5,062	$-
Net realized gain (loss)	691	-
Realized gain distributions	4,793	-
Net change in unrealized appreciation (depreciation)	27,533	-

Increase (decrease) in net assets from operations	38,079	-

Contract owner transactions:
Proceeds from units sold	447,913	-
Cost of units redeemed	(30,692)	-
Account charges	(1,297)	-
Increase (decrease)	415,924	-
Net increase (decrease)	454,003	-
Net assets, beginning	-	-
Net assets, ending	$454,003	$-

Units sold	411,093	-
Units redeemed	(27,807)	-
Net increase (decrease)	383,286	-
Units outstanding, beginning	-	-
Units outstanding, ending	383,286	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$447,913
Cost of units redeemed/account charges	(31,989)
Net investment income (loss)	5,062
Net realized gain (loss)	691
Realized gain distributions	4,793
Net change in unrealized appreciation (depreciation)	27,533
Net assets	$454,003

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	383	$454	1.25%	24.5%	12/31/2019	$1.19	0	$0	1.00%	24.8%	12/31/2019	$1.19	0	$0	0.75%	25.1%
12/31/2018	0.95	0	0	1.25%	-4.9%	12/31/2018	0.95	0	0	1.00%	-4.8%	12/31/2018	0.95	0	0	0.75%	-4.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	0.50%	25.5%	12/31/2019	$1.20	0	$0	0.25%	25.8%	12/31/2019	$1.20	0	$0	0.00%	26.1%
12/31/2018	0.95	0	0	0.50%	-4.7%	12/31/2018	0.95	0	0	0.25%	-4.7%	12/31/2018	0.95	0	0	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Total Return Fund R6 Class - 06-3JR (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	1.25%	19.1%	12/31/2019	$1.10	0	$0	1.00%	19.4%	12/31/2019	$1.10	0	$0	0.75%	19.7%
12/31/2018	0.92	0	0	1.25%	-7.9%	12/31/2018	0.92	0	0	1.00%	-7.8%	12/31/2018	0.92	0	0	0.75%	-7.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	20.0%	12/31/2019	$1.11	0	$0	0.25%	20.3%	12/31/2019	$1.11	0	$0	0.00%	20.6%
12/31/2018	0.92	0	0	0.50%	-7.7%	12/31/2018	0.92	0	0	0.25%	-7.6%	12/31/2018	0.92	0	0	0.00%	-7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Utilities Fund R6 Class - 06-39X (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	0	$0	1.25%	23.7%	12/31/2019	$1.25	0	$0	1.00%	24.1%	12/31/2019	$1.26	0	$0	0.75%	24.4%
12/31/2018	1.01	0	0	1.25%	0.8%	12/31/2018	1.01	0	0	1.00%	1.0%	12/31/2018	1.01	0	0	0.75%	1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	0	$0	0.50%	24.7%	12/31/2019	$1.27	0	$0	0.25%	25.0%	12/31/2019	$1.27	0	$0	0.00%	25.3%
12/31/2018	1.01	0	0	0.50%	1.3%	12/31/2018	1.01	0	0	0.25%	1.5%	12/31/2018	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS International Growth Fund R6 Class - 06-49X (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	8.9%	12/31/2019	$1.09	0	$0	1.00%	8.9%	12/31/2019	$1.09	0	$0	0.75%	9.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	9.1%	12/31/2019	$1.09	0	$0	0.25%	9.2%	12/31/2019	$1.09	0	$0	0.00%	9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Total Return Bond Fund R6 Class - 06-3TH (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	1.25%	8.0%	12/31/2019	$1.08	0	$0	1.00%	8.3%	12/31/2019	$1.09	0	$0	0.75%	8.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	8.8%	12/31/2019	$1.09	0	$0	0.25%	9.1%	12/31/2019	$1.09	0	$0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Global Real Estate R6 Class - 06-4FM (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.00	0	$0	1.25%	0.5%	12/31/2019	$1.01	0	$0	1.00%	0.5%	12/31/2019	$1.01	0	$0	0.75%	0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	0	$0	0.50%	0.7%	12/31/2019	$1.01	0	$0	0.25%	0.7%	12/31/2019	$1.01	0	$0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS Core Equity Fund R6 Class - 06-3W7 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	1.25%	14.2%	12/31/2019	$1.14	0	$0	1.00%	14.4%	12/31/2019	$1.15	0	$0	0.75%	14.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	14.9%	12/31/2019	$1.15	0	$0	0.25%	15.1%	12/31/2019	$1.15	0	$0	0.00%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
MFS International Value Fund R2 Class - 06-822
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$844,620	$705,103	20,005
Receivables: investments sold	1,020
Payables: investments purchased	-
Net assets	$845,640

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$845,640	430,271	$1.97
Band 100	-	-	2.00
Band 75	-	-	2.04
Band 50	-	-	2.07
Band 25	-	-	2.11
Band 0	-	-	2.15
Total	$845,640	430,271

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,983
Mortality & expense charges	(10,030)
Net investment income (loss)	(5,047)

Gain (loss) on investments:
Net realized gain (loss)	18,499
Realized gain distributions	26,964
Net change in unrealized appreciation (depreciation)	120,375
Net gain (loss)	165,838

Increase (decrease) in net assets from operations	$160,791

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,047)	$(1,914)
Net realized gain (loss)	18,499	18,760
Realized gain distributions	26,964	20,032
Net change in unrealized appreciation (depreciation)	120,375	(114,153)

Increase (decrease) in net assets from operations	160,791	(77,275)

Contract owner transactions:
Proceeds from units sold	169,569	73,173
Cost of units redeemed	(127,554)	(120,395)
Account charges	(30)	(146)
Increase (decrease)	41,985	(47,368)
Net increase (decrease)	202,776	(124,643)
Net assets, beginning	642,864	767,507
Net assets, ending	$845,640	$642,864

Units sold	96,383	42,323
Units redeemed	(70,690)	(69,650)
Net increase (decrease)	25,693	(27,327)
Units outstanding, beginning	404,578	431,905
Units outstanding, ending	430,271	404,578

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,210,205
Cost of units redeemed/account charges	(1,688,226)
Net investment income (loss)	(2,333)
Net realized gain (loss)	106,385
Realized gain distributions	80,092
Net change in unrealized appreciation (depreciation)	139,517
Net assets	$845,640

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.97	430	$846	1.25%	23.7%	12/31/2019	$2.00	0	$0	1.00%	24.0%	12/31/2019	$2.04	0	$0	0.75%	24.3%
12/31/2018	1.59	405	643	1.25%	-10.6%	12/31/2018	1.61	0	0	1.00%	-10.4%	12/31/2018	1.64	0	0	0.75%	-10.1%
12/31/2017	1.78	432	768	1.25%	24.9%	12/31/2017	1.80	0	0	1.00%	25.3%	12/31/2017	1.82	0	0	0.75%	25.6%
12/31/2016	1.42	636	905	1.25%	2.4%	12/31/2016	1.44	0	0	1.00%	2.6%	12/31/2016	1.45	0	0	0.75%	2.9%
12/31/2015	1.39	797	1,108	1.25%	4.9%	12/31/2015	1.40	0	0	1.00%	5.2%	12/31/2015	1.41	0	0	0.75%	5.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.07	0	$0	0.50%	24.6%	12/31/2019	$2.11	0	$0	0.25%	24.9%	12/31/2019	$2.15	0	$0	0.00%	25.2%
12/31/2018	1.66	0	0	0.50%	-9.9%	12/31/2018	1.69	0	0	0.25%	-9.7%	12/31/2018	1.72	0	0	0.00%	-9.5%
12/31/2017	1.85	0	0	0.50%	25.9%	12/31/2017	1.87	0	0	0.25%	26.2%	12/31/2017	1.89	0	0	0.00%	26.5%
12/31/2016	1.47	0	0	0.50%	3.2%	12/31/2016	1.48	0	0	0.25%	3.4%	12/31/2016	1.50	0	0	0.00%	3.7%
12/31/2015	1.42	0	0	0.50%	5.7%	12/31/2015	1.43	0	0	0.25%	6.0%	12/31/2015	1.44	0	0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	1.0%
2017	1.2%
2016	1.2%
2015	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nationwide Geneva MidCap Gr R6 Class - 06-47R (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	1.25%	4.6%	12/31/2019	$1.05	0	$0	1.00%	4.7%	12/31/2019	$1.05	0	$0	0.75%	4.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	0.50%	4.9%	12/31/2019	$1.05	0	$0	0.25%	5.0%	12/31/2019	$1.05	0	$0	0.00%	5.1%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nationwide Geneva SmCp Gr R6 Class - 06-47T (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	1.25%	5.4%	12/31/2019	$1.05	0	$0	1.00%	5.5%	12/31/2019	$1.06	0	$0	0.75%	5.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	5.6%	12/31/2019	$1.06	0	$0	0.25%	5.7%	12/31/2019	$1.06	0	$0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Loomis Sayles Small Cap Growth Fund N Class - 06-3JG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(6,369)
Net investment income (loss)	(6,369)

Gain (loss) on investments:
Net realized gain (loss)	(9,938)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	212,464
Net gain (loss)	202,526

Increase (decrease) in net assets from operations	$196,157

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,369)	$(1,913)
Net realized gain (loss)	(9,938)	(996)
Realized gain distributions	-	93,026
Net change in unrealized appreciation (depreciation)	212,464	(212,464)

Increase (decrease) in net assets from operations	196,157	(122,347)

Contract owner transactions:
Proceeds from units sold	62,655	1,069,857
Cost of units redeemed	(1,188,016)	(18,306)
Account charges	-	-
Increase (decrease)	(1,125,361)	1,051,551
Net increase (decrease)	(929,204)	929,204
Net assets, beginning	929,204	-
Net assets, ending	$-	$929,204

Units sold	70,365	1,176,079
Units redeemed	(1,225,494)	(20,950)
Net increase (decrease)	(1,155,129)	1,155,129
Units outstanding, beginning	1,155,129	-
Units outstanding, ending	-	1,155,129

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,132,512
Cost of units redeemed/account charges	(1,206,322)
Net investment income (loss)	(8,282)
Net realized gain (loss)	(10,934)
Realized gain distributions	93,026
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	0	$0	1.25%	25.1%	12/31/2019	$1.01	0	$0	1.00%	25.4%	12/31/2019	$1.01	0	$0	0.75%	25.7%
12/31/2018	0.80	1,155	929	1.25%	-19.6%	12/31/2018	0.80	0	0	1.00%	-19.5%	12/31/2018	0.81	0	0	0.75%	-19.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.02	0	$0	0.50%	26.0%	12/31/2019	$1.02	0	$0	0.25%	26.3%	12/31/2019	$1.02	0	$0	0.00%	26.7%
12/31/2018	0.81	0	0	0.50%	-19.4%	12/31/2018	0.81	0	0	0.25%	-19.3%	12/31/2018	0.81	0	0	0.00%	-19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Loomis Sayles Bond Fund N Class - 06-3XN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,572	$41,175	3,067
Receivables: investments sold	827
Payables: investments purchased	-
Net assets	$42,399

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$42,399	40,365	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$42,399	40,365

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$808
Mortality & expense charges	(255)
Net investment income (loss)	553

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	53
Net change in unrealized appreciation (depreciation)	397
Net gain (loss)	450

Increase (decrease) in net assets from operations	$1,003

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$553	$-
Net realized gain (loss)	-	-
Realized gain distributions	53	-
Net change in unrealized appreciation (depreciation)	397	-

Increase (decrease) in net assets from operations	1,003	-

Contract owner transactions:
Proceeds from units sold	84,424	-
Cost of units redeemed	(43,028)	-
Account charges	-	-
Increase (decrease)	41,396	-
Net increase (decrease)	42,399	-
Net assets, beginning	-	-
Net assets, ending	$42,399	$-

Units sold	82,244	-
Units redeemed	(41,879)	-
Net increase (decrease)	40,365	-
Units outstanding, beginning	-	-
Units outstanding, ending	40,365	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$84,424
Cost of units redeemed/account charges	(43,028)
Net investment income (loss)	553
Net realized gain (loss)	-
Realized gain distributions	53
Net change in unrealized appreciation (depreciation)	397
Net assets	$42,399

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	40	$42	1.25%	5.0%	12/31/2019	$1.05	0	$0	1.00%	5.2%	12/31/2019	$1.05	0	$0	0.75%	5.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	5.5%	12/31/2019	$1.06	0	$0	0.25%	5.7%	12/31/2019	$1.06	0	$0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Emerging Markets Equity Fund R3 Class - 06-016
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,039	$2,053	98
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$2,040

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,040	1,546	$1.32
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$2,040	1,546

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$21
Mortality & expense charges	(19)
Net investment income (loss)	2

Gain (loss) on investments:
Net realized gain (loss)	(1)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	225
Net gain (loss)	224

Increase (decrease) in net assets from operations	$226

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2	$(196)
Net realized gain (loss)	(1)	9,224
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	225	(10,065)

Increase (decrease) in net assets from operations	226	(1,037)

Contract owner transactions:
Proceeds from units sold	685	1,912
Cost of units redeemed	-	(42,979)
Account charges	-	(1)
Increase (decrease)	685	(41,068)
Net increase (decrease)	911	(42,105)
Net assets, beginning	1,129	43,234
Net assets, ending	$2,040	$1,129

Units sold	547	1,369
Units redeemed	-	(31,401)
Net increase (decrease)	547	(30,032)
Units outstanding, beginning	999	31,031
Units outstanding, ending	1,546	999

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$61,082
Cost of units redeemed/account charges	(68,818)
Net investment income (loss)	(882)
Net realized gain (loss)	10,672
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(14)
Net assets	$2,040

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.32	2	$2	1.25%	16.7%	12/31/2019	$1.34	0	$0	1.00%	17.0%	12/31/2019	$1.36	0	$0	0.75%	17.3%
12/31/2018	1.13	1	1	1.25%	-18.9%	12/31/2018	1.15	0	0	1.00%	-18.7%	12/31/2018	1.16	0	0	0.75%	-18.5%
12/31/2017	1.39	31	43	1.25%	38.9%	12/31/2017	1.41	0	0	1.00%	39.2%	12/31/2017	1.43	0	0	0.75%	39.6%
12/31/2016	1.00	29	29	1.25%	7.2%	12/31/2016	1.01	0	0	1.00%	7.4%	12/31/2016	1.02	0	0	0.75%	7.7%
12/31/2015	0.94	18	17	1.25%	-13.2%	12/31/2015	0.94	0	0	1.00%	-12.9%	12/31/2015	0.95	0	0	0.75%	-12.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	17.6%	12/31/2019	$1.41	0	$0	0.25%	17.9%	12/31/2019	$1.43	0	$0	0.00%	18.2%
12/31/2018	1.18	0	0	0.50%	-18.3%	12/31/2018	1.19	0	0	0.25%	-18.1%	12/31/2018	1.21	0	0	0.00%	-17.8%
12/31/2017	1.44	0	0	0.50%	39.9%	12/31/2017	1.46	0	0	0.25%	40.3%	12/31/2017	1.47	0	0	0.00%	40.6%
12/31/2016	1.03	0	0	0.50%	8.0%	12/31/2016	1.04	0	0	0.25%	8.2%	12/31/2016	1.05	0	0	0.00%	8.5%
12/31/2015	0.95	0	0	0.50%	-12.5%	12/31/2015	0.96	0	0	0.25%	-12.3%	12/31/2015	0.97	0	0	0.00%	-12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	0.0%
2017	0.4%
2016	0.1%
2015	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Focus Fund Advisor Class - 06-880
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,886	$30,349	1,095
Receivables: investments sold	-
Payables: investments purchased	(160)
Net assets	$27,726

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,581	1,506	$13.67
Band 100	7,145	502	14.23
Band 75	-	-	14.82
Band 50	-	-	15.44
Band 25	-	-	16.08
Band 0	-	-	16.75
Total	$27,726	2,008

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$28
Mortality & expense charges	(794)
Net investment income (loss)	(766)

Gain (loss) on investments:
Net realized gain (loss)	(5,211)
Realized gain distributions	2,999
Net change in unrealized appreciation (depreciation)	17,634
Net gain (loss)	15,422

Increase (decrease) in net assets from operations	$14,656

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(766)	$(897)
Net realized gain (loss)	(5,211)	(3,155)
Realized gain distributions	2,999	4,781
Net change in unrealized appreciation (depreciation)	17,634	(7,744)

Increase (decrease) in net assets from operations	14,656	(7,015)

Contract owner transactions:
Proceeds from units sold	4,095	8,451
Cost of units redeemed	(50,870)	(11,977)
Account charges	(39)	(38)
Increase (decrease)	(46,814)	(3,564)
Net increase (decrease)	(32,158)	(10,579)
Net assets, beginning	59,884	70,463
Net assets, ending	$27,726	$59,884

Units sold	333	677
Units redeemed	(3,834)	(966)
Net increase (decrease)	(3,501)	(289)
Units outstanding, beginning	5,509	5,798
Units outstanding, ending	2,008	5,509

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$246,908
Cost of units redeemed/account charges	(267,491)
Net investment income (loss)	(2,784)
Net realized gain (loss)	(42,151)
Realized gain distributions	95,707
Net change in unrealized appreciation (depreciation)	(2,463)
Net assets	$27,726

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$13.67	2	$21	1.25%	26.3%	12/31/2019	$14.23	1	$7	1.00%	26.6%	12/31/2019	$14.82	0	$0	0.75%	26.9%
12/31/2018	10.82	5	53	1.25%	-10.3%	12/31/2018	11.24	1	7	1.00%	-10.0%	12/31/2018	11.68	0	0	0.75%	-9.8%
12/31/2017	12.06	5	55	1.25%	17.5%	12/31/2017	12.50	1	16	1.00%	17.8%	12/31/2017	12.95	0	0	0.75%	18.1%
12/31/2016	10.26	4	46	1.25%	5.4%	12/31/2016	10.61	9	95	1.00%	5.6%	12/31/2016	10.97	0	0	0.75%	5.9%
12/31/2015	9.74	4	41	1.25%	-1.5%	12/31/2015	10.04	2	23	1.00%	-1.2%	12/31/2015	10.36	0	0	0.75%	-1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$15.44	0	$0	0.50%	27.3%	12/31/2019	$16.08	0	$0	0.25%	27.6%	12/31/2019	$16.75	0	$0	0.00%	27.9%
12/31/2018	12.13	0	0	0.50%	-9.6%	12/31/2018	12.60	0	0	0.25%	-9.4%	12/31/2018	13.10	0	0	0.00%	-9.1%
12/31/2017	13.42	0	0	0.50%	18.4%	12/31/2017	13.90	0	0	0.25%	18.7%	12/31/2017	14.42	0	0	0.00%	19.0%
12/31/2016	11.33	0	0	0.50%	6.2%	12/31/2016	11.72	0	0	0.25%	6.4%	12/31/2016	12.12	0	0	0.00%	6.7%
12/31/2015	10.68	0	0	0.50%	-0.8%	12/31/2015	11.01	0	0	0.25%	-0.5%	12/31/2015	11.36	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.1%
2018	0.0%
2017	0.0%
2016	0.8%
2015	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Small Cap Growth Fund R3 Class - 06-867
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$157,283	$143,671	4,094
Receivables: investments sold	136
Payables: investments purchased	-
Net assets	$157,419

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$157,419	34,383	$4.58
Band 100	-	-	4.69
Band 75	-	-	4.81
Band 50	-	-	4.94
Band 25	-	-	5.06
Band 0	-	-	5.19
Total	$157,419	34,383

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,059)
Net investment income (loss)	(2,059)

Gain (loss) on investments:
Net realized gain (loss)	(5,035)
Realized gain distributions	6,015
Net change in unrealized appreciation (depreciation)	40,038
Net gain (loss)	41,018

Increase (decrease) in net assets from operations	$38,959

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,059)	$(1,855)
Net realized gain (loss)	(5,035)	9,641
Realized gain distributions	6,015	16,578
Net change in unrealized appreciation (depreciation)	40,038	(30,272)

Increase (decrease) in net assets from operations	38,959	(5,908)

Contract owner transactions:
Proceeds from units sold	102,955	197,767
Cost of units redeemed	(72,064)	(166,499)
Account charges	(5)	(16)
Increase (decrease)	30,886	31,252
Net increase (decrease)	69,845	25,344
Net assets, beginning	87,574	62,230
Net assets, ending	$157,419	$87,574

Units sold	25,312	52,236
Units redeemed	(16,253)	(45,616)
Net increase (decrease)	9,059	6,620
Units outstanding, beginning	25,324	18,704
Units outstanding, ending	34,383	25,324

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$438,527
Cost of units redeemed/account charges	(319,925)
Net investment income (loss)	(6,150)
Net realized gain (loss)	2,446
Realized gain distributions	28,909
Net change in unrealized appreciation (depreciation)	13,612
Net assets	$157,419

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.58	34	$157	1.25%	32.4%	12/31/2019	$4.69	0	$0	1.00%	32.7%	12/31/2019	$4.81	0	$0	0.75%	33.1%
12/31/2018	3.46	25	88	1.25%	3.9%	12/31/2018	3.54	0	0	1.00%	4.2%	12/31/2018	3.62	0	0	0.75%	4.5%
12/31/2017	3.33	19	62	1.25%	26.1%	12/31/2017	3.39	0	0	1.00%	26.5%	12/31/2017	3.46	0	0	0.75%	26.8%
12/31/2016	2.64	10	26	1.25%	4.6%	12/31/2016	2.68	0	0	1.00%	4.8%	12/31/2016	2.73	0	0	0.75%	5.1%
12/31/2015	2.52	26	66	1.25%	-7.1%	12/31/2015	2.56	0	0	1.00%	-6.8%	12/31/2015	2.60	0	0	0.75%	-6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.94	0	$0	0.50%	33.4%	12/31/2019	$5.06	0	$0	0.25%	33.7%	12/31/2019	$5.19	0	$0	0.00%	34.1%
12/31/2018	3.70	0	0	0.50%	4.7%	12/31/2018	3.79	0	0	0.25%	5.0%	12/31/2018	3.87	0	0	0.00%	5.3%
12/31/2017	3.53	0	0	0.50%	27.1%	12/31/2017	3.61	0	0	0.25%	27.4%	12/31/2017	3.68	0	0	0.00%	27.7%
12/31/2016	2.78	0	0	0.50%	5.3%	12/31/2016	2.83	0	0	0.25%	5.6%	12/31/2016	2.88	0	0	0.00%	5.9%
12/31/2015	2.64	0	0	0.50%	-6.4%	12/31/2015	2.68	0	0	0.25%	-6.1%	12/31/2015	2.72	0	0	0.00%	-5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Small Cap Growth Fund A Class - 06-868
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$59,672	$44,021	1,541
Receivables: investments sold	-
Payables: investments purchased	(59)
Net assets	$59,613

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$59,613	20,189	$2.95
Band 100	-	-	3.03
Band 75	-	-	3.10
Band 50	-	-	3.18
Band 25	-	-	3.26
Band 0	-	-	3.35
Total	$59,613	20,189

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(805)
Net investment income (loss)	(805)

Gain (loss) on investments:
Net realized gain (loss)	9,159
Realized gain distributions	2,287
Net change in unrealized appreciation (depreciation)	7,552
Net gain (loss)	18,998

Increase (decrease) in net assets from operations	$18,193

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(805)	$(1,069)
Net realized gain (loss)	9,159	15,658
Realized gain distributions	2,287	12,119
Net change in unrealized appreciation (depreciation)	7,552	(19,039)

Increase (decrease) in net assets from operations	18,193	7,669

Contract owner transactions:
Proceeds from units sold	6,893	3,867
Cost of units redeemed	(28,058)	(36,178)
Account charges	(442)	(569)
Increase (decrease)	(21,607)	(32,880)
Net increase (decrease)	(3,414)	(25,211)
Net assets, beginning	63,027	88,238
Net assets, ending	$59,613	$63,027

Units sold	2,405	1,640
Units redeemed	(10,544)	(14,635)
Net increase (decrease)	(8,139)	(12,995)
Units outstanding, beginning	28,328	41,323
Units outstanding, ending	20,189	28,328

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$149,221
Cost of units redeemed/account charges	(143,579)
Net investment income (loss)	(4,299)
Net realized gain (loss)	23,084
Realized gain distributions	19,535
Net change in unrealized appreciation (depreciation)	15,651
Net assets	$59,613

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.95	20	$60	1.25%	32.7%	12/31/2019	$3.03	0	$0	1.00%	33.0%	12/31/2019	$3.10	0	$0	0.75%	33.4%
12/31/2018	2.22	28	63	1.25%	4.2%	12/31/2018	2.28	0	0	1.00%	4.5%	12/31/2018	2.33	0	0	0.75%	4.7%
12/31/2017	2.14	41	88	1.25%	26.4%	12/31/2017	2.18	0	0	1.00%	26.8%	12/31/2017	2.22	0	0	0.75%	27.1%
12/31/2016	1.69	43	72	1.25%	4.8%	12/31/2016	1.72	0	0	1.00%	5.1%	12/31/2016	1.75	0	0	0.75%	5.3%
12/31/2015	1.61	48	77	1.25%	-6.9%	12/31/2015	1.64	0	0	1.00%	-6.6%	12/31/2015	1.66	0	0	0.75%	-6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.18	0	$0	0.50%	33.7%	12/31/2019	$3.26	0	$0	0.25%	34.0%	12/31/2019	$3.35	0	$0	0.00%	34.4%
12/31/2018	2.38	0	0	0.50%	5.0%	12/31/2018	2.44	0	0	0.25%	5.3%	12/31/2018	2.49	0	0	0.00%	5.5%
12/31/2017	2.27	0	0	0.50%	27.4%	12/31/2017	2.31	0	0	0.25%	27.7%	12/31/2017	2.36	0	0	0.00%	28.0%
12/31/2016	1.78	0	0	0.50%	5.6%	12/31/2016	1.81	0	0	0.25%	5.9%	12/31/2016	1.84	0	0	0.00%	6.1%
12/31/2015	1.69	0	0	0.50%	-6.2%	12/31/2015	1.71	0	0	0.25%	-5.9%	12/31/2015	1.74	0	0	0.00%	-5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Small Cap Growth Fund Advisor Class - 06-895
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$696,840	$669,599	18,059
Receivables: investments sold	-
Payables: investments purchased	(1,740)
Net assets	$695,100

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$552,707	115,014	$4.81
Band 100	142,393	28,536	4.99
Band 75	-	-	5.18
Band 50	-	-	5.38
Band 25	-	-	5.59
Band 0	-	-	5.80
Total	$695,100	143,550

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(7,258)
Net investment income (loss)	(7,258)

Gain (loss) on investments:
Net realized gain (loss)	(20,100)
Realized gain distributions	26,822
Net change in unrealized appreciation (depreciation)	147,204
Net gain (loss)	153,926

Increase (decrease) in net assets from operations	$146,668

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,258)	$(5,390)
Net realized gain (loss)	(20,100)	73,295
Realized gain distributions	26,822	99,098
Net change in unrealized appreciation (depreciation)	147,204	(177,849)

Increase (decrease) in net assets from operations	146,668	(10,846)

Contract owner transactions:
Proceeds from units sold	352,684	509,089
Cost of units redeemed	(319,816)	(243,190)
Account charges	(109)	(149)
Increase (decrease)	32,759	265,750
Net increase (decrease)	179,427	254,904
Net assets, beginning	515,673	260,769
Net assets, ending	$695,100	$515,673

Units sold	78,224	127,769
Units redeemed	(75,878)	(61,143)
Net increase (decrease)	2,346	66,626
Units outstanding, beginning	141,204	74,578
Units outstanding, ending	143,550	141,204

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,320,937
Cost of units redeemed/account charges	(3,990,335)
Net investment income (loss)	(98,169)
Net realized gain (loss)	259,959
Realized gain distributions	175,467
Net change in unrealized appreciation (depreciation)	27,241
Net assets	$695,100

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.81	115	$553	1.25%	32.5%	12/31/2019	$4.99	29	$142	1.00%	32.8%	12/31/2019	$5.18	0	$0	0.75%	33.1%
12/31/2018	3.63	114	415	1.25%	4.0%	12/31/2018	3.76	27	101	1.00%	4.2%	12/31/2018	3.89	0	0	0.75%	4.5%
12/31/2017	3.49	70	243	1.25%	26.1%	12/31/2017	3.60	5	18	1.00%	26.4%	12/31/2017	3.72	0	0	0.75%	26.7%
12/31/2016	2.77	106	293	1.25%	4.6%	12/31/2016	2.85	6	18	1.00%	4.8%	12/31/2016	2.94	0	0	0.75%	5.1%
12/31/2015	2.65	181	479	1.25%	-7.1%	12/31/2015	2.72	6	17	1.00%	-6.8%	12/31/2015	2.80	0	0	0.75%	-6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$5.38	0	$0	0.50%	33.5%	12/31/2019	$5.59	0	$0	0.25%	33.8%	12/31/2019	$5.80	0	$0	0.00%	34.1%
12/31/2018	4.03	0	0	0.50%	4.8%	12/31/2018	4.17	0	0	0.25%	5.0%	12/31/2018	4.32	0	0	0.00%	5.3%
12/31/2017	3.85	0	0	0.50%	27.1%	12/31/2017	3.97	0	0	0.25%	27.4%	12/31/2017	4.11	0	0	0.00%	27.7%
12/31/2016	3.03	0	0	0.50%	5.4%	12/31/2016	3.12	0	0	0.25%	5.6%	12/31/2016	3.22	0	0	0.00%	5.9%
12/31/2015	2.87	0	0	0.50%	-6.4%	12/31/2015	2.95	0	0	0.25%	-6.1%	12/31/2015	3.04	22	65	0.00%	-5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Sustainable Equity Fund A Class - 06-CNY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$185,364	$183,186	4,913
Receivables: investments sold	-
Payables: investments purchased	(35)
Net assets	$185,329

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$185,329	74,144	$2.50
Band 100	-	-	2.52
Band 75	-	-	2.54
Band 50	-	-	2.56
Band 25	-	-	2.58
Band 0	-	-	2.60
Total	$185,329	74,144

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$901
Mortality & expense charges	(2,077)
Net investment income (loss)	(1,176)

Gain (loss) on investments:
Net realized gain (loss)	845
Realized gain distributions	14,309
Net change in unrealized appreciation (depreciation)	20,920
Net gain (loss)	36,074

Increase (decrease) in net assets from operations	$34,898

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,176)	$(1,521)
Net realized gain (loss)	845	1,142
Realized gain distributions	14,309	11,887
Net change in unrealized appreciation (depreciation)	20,920	(22,017)

Increase (decrease) in net assets from operations	34,898	(10,509)

Contract owner transactions:
Proceeds from units sold	26,587	14,529
Cost of units redeemed	(12,710)	(18,551)
Account charges	(414)	(373)
Increase (decrease)	13,463	(4,395)
Net increase (decrease)	48,361	(14,904)
Net assets, beginning	136,968	151,872
Net assets, ending	$185,329	$136,968

Units sold	11,529	6,501
Units redeemed	(5,361)	(8,505)
Net increase (decrease)	6,168	(2,004)
Units outstanding, beginning	67,976	69,980
Units outstanding, ending	74,144	67,976

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$218,079
Cost of units redeemed/account charges	(77,731)
Net investment income (loss)	(2,276)
Net realized gain (loss)	1,429
Realized gain distributions	43,650
Net change in unrealized appreciation (depreciation)	2,178
Net assets	$185,329

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.50	74	$185	1.25%	24.1%	12/31/2019	$2.52	0	$0	1.00%	24.4%	12/31/2019	$2.54	0	$0	0.75%	24.7%
12/31/2018	2.01	68	137	1.25%	-7.2%	12/31/2018	2.03	0	0	1.00%	-6.9%	12/31/2018	2.04	0	0	0.75%	-6.7%
12/31/2017	2.17	70	152	1.25%	16.9%	12/31/2017	2.18	0	0	1.00%	17.2%	12/31/2017	2.18	0	0	0.75%	17.5%
12/31/2016	1.86	0	152	1.25%	4.5%	12/31/2016	1.86	0	0	1.00%	4.6%	12/31/2016	1.86	0	0	0.75%	4.6%
12/31/2015	1.78	0	0	0.00%	0.0%	12/31/2015	1.78	0	0	0.00%	0.0%	12/31/2015	1.78	0	0	0.00%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.56	0	$0	0.50%	25.0%	12/31/2019	$2.58	0	$0	0.25%	25.3%	12/31/2019	$2.60	0	$0	0.00%	25.6%
12/31/2018	2.05	0	0	0.50%	-6.5%	12/31/2018	2.06	0	0	0.25%	-6.2%	12/31/2018	2.07	0	0	0.00%	-6.0%
12/31/2017	2.19	0	0	0.50%	17.8%	12/31/2017	2.20	0	0	0.25%	18.1%	12/31/2017	2.20	0	0	0.00%	18.4%
12/31/2016	1.86	0	0	0.50%	4.7%	12/31/2016	1.86	0	0	0.25%	4.7%	12/31/2016	1.86	0	0	0.00%	4.8%
12/31/2015	1.78	0	0	0.00%	0.0%	12/31/2015	1.78	0	0	0.00%	0.0%	12/31/2015	1.78	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.6%
2018	0.3%
2017	0.4%
2016	2.2%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Sustainable Equity Fund R3 Class - 06-CPC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,102,678	$1,092,740	29,199
Receivables: investments sold	201
Payables: investments purchased	-
Net assets	$1,102,879

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,061,942	422,383	$2.51
Band 100	40,937	16,153	2.53
Band 75	-	-	2.55
Band 50	-	-	2.58
Band 25	-	-	2.60
Band 0	-	-	2.62
Total	$1,102,879	438,536

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,664
Mortality & expense charges	(12,217)
Net investment income (loss)	(8,553)

Gain (loss) on investments:
Net realized gain (loss)	(4,786)
Realized gain distributions	84,702
Net change in unrealized appreciation (depreciation)	141,026
Net gain (loss)	220,942

Increase (decrease) in net assets from operations	$212,389

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,553)	$(11,280)
Net realized gain (loss)	(4,786)	4,067
Realized gain distributions	84,702	79,744
Net change in unrealized appreciation (depreciation)	141,026	(152,844)

Increase (decrease) in net assets from operations	212,389	(80,313)

Contract owner transactions:
Proceeds from units sold	90,988	192,120
Cost of units redeemed	(116,477)	(87,157)
Account charges	(379)	(420)
Increase (decrease)	(25,868)	104,543
Net increase (decrease)	186,521	24,230
Net assets, beginning	916,358	892,128
Net assets, ending	$1,102,879	$916,358

Units sold	39,574	84,194
Units redeemed	(51,972)	(39,826)
Net increase (decrease)	(12,398)	44,368
Units outstanding, beginning	450,934	406,566
Units outstanding, ending	438,536	450,934

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,305,563
Cost of units redeemed/account charges	(451,482)
Net investment income (loss)	(20,912)
Net realized gain (loss)	(6,175)
Realized gain distributions	265,947
Net change in unrealized appreciation (depreciation)	9,938
Net assets	$1,102,879

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.51	422	$1,062	1.25%	23.7%	12/31/2019	$2.53	16	$41	1.00%	24.1%	12/31/2019	$2.55	0	$0	0.75%	24.4%
12/31/2018	2.03	433	881	1.25%	-7.4%	12/31/2018	2.04	17	36	1.00%	-7.2%	12/31/2018	2.05	0	0	0.75%	-6.9%
12/31/2017	2.19	380	834	1.25%	16.6%	12/31/2017	2.20	26	58	1.00%	16.9%	12/31/2017	2.21	0	0	0.75%	17.2%
12/31/2016	1.88	0	816	1.25%	4.5%	12/31/2016	1.88	0	59	1.00%	4.6%	12/31/2016	1.88	0	0	0.75%	4.6%
12/31/2015	1.80	0	0	0.00%	0.0%	12/31/2015	1.80	0	0	0.00%	0.0%	12/31/2015	1.80	0	0	0.00%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.58	0	$0	0.50%	24.7%	12/31/2019	$2.60	0	$0	0.25%	25.0%	12/31/2019	$2.62	0	$0	0.00%	25.3%
12/31/2018	2.07	0	0	0.50%	-6.7%	12/31/2018	2.08	0	0	0.25%	-6.5%	12/31/2018	2.09	0	0	0.00%	-6.2%
12/31/2017	2.21	0	0	0.50%	17.5%	12/31/2017	2.22	0	0	0.25%	17.8%	12/31/2017	2.23	0	0	0.00%	18.1%
12/31/2016	1.88	0	0	0.50%	4.7%	12/31/2016	1.88	0	0	0.25%	4.7%	12/31/2016	1.89	0	0	0.00%	4.8%
12/31/2015	1.80	0	0	0.00%	0.0%	12/31/2015	1.80	0	0	0.00%	0.0%	12/31/2015	1.80	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.4%
2018	0.1%
2017	0.2%
2016	1.8%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Mid Cap Intrinsic Value Fund A Class - 06-GJK (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.29
Band 75	-	-	1.28
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	0	$0	1.25%	15.7%	12/31/2019	$1.29	0	$0	1.00%	16.3%	12/31/2019	$1.28	0	$0	0.75%	16.3%
12/31/2018	1.09	0	0	1.25%	-15.9%	12/31/2018	1.11	0	0	1.00%	-14.8%	12/31/2018	1.10	0	0	0.75%	-15.5%
12/31/2017	1.30	0	0	1.25%	4.8%	12/31/2017	1.30	0	0	1.00%	4.9%	12/31/2017	1.30	0	0	0.75%	4.8%
12/31/2016	1.24	0	0	1.25%	0.0%	12/31/2016	1.24	0	0	1.00%	0.0%	12/31/2016	1.24	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	0	$0	0.50%	16.6%	12/31/2019	$1.29	0	$0	0.25%	16.9%	12/31/2019	$1.30	0	$0	0.00%	17.2%
12/31/2018	1.10	0	0	0.50%	-15.3%	12/31/2018	1.10	0	0	0.25%	-15.1%	12/31/2018	1.11	0	0	0.00%	-14.8%
12/31/2017	1.30	0	0	0.50%	4.8%	12/31/2017	1.30	0	0	0.25%	4.9%	12/31/2017	1.30	0	0	0.00%	4.9%
12/31/2016	1.24	0	0	0.50%	0.0%	12/31/2016	1.24	0	0	0.25%	0.0%	12/31/2016	1.24	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Mid Cap Intrinsic Value Fund R3 Class - 06-GJM (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.29
Band 75	-	-	1.28
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	0	$0	1.25%	15.4%	12/31/2019	$1.29	0	$0	1.00%	15.9%	12/31/2019	$1.28	0	$0	0.75%	16.0%
12/31/2018	1.09	0	0	1.25%	-16.1%	12/31/2018	1.11	0	0	1.00%	-15.0%	12/31/2018	1.10	0	0	0.75%	-15.7%
12/31/2017	1.30	0	0	1.25%	4.7%	12/31/2017	1.30	0	0	1.00%	4.9%	12/31/2017	1.30	0	0	0.75%	4.8%
12/31/2016	1.24	0	0	1.25%	0.0%	12/31/2016	1.24	0	0	1.00%	0.0%	12/31/2016	1.24	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	0	$0	0.50%	16.3%	12/31/2019	$1.29	0	$0	0.25%	16.6%	12/31/2019	$1.30	0	$0	0.00%	16.8%
12/31/2018	1.10	0	0	0.50%	-15.5%	12/31/2018	1.11	0	0	0.25%	-15.2%	12/31/2018	1.11	0	0	0.00%	-15.0%
12/31/2017	1.30	0	0	0.50%	4.8%	12/31/2017	1.30	0	0	0.25%	4.8%	12/31/2017	1.30	0	0	0.00%	4.9%
12/31/2016	1.24	0	0	0.50%	0.0%	12/31/2016	1.24	0	0	0.25%	0.0%	12/31/2016	1.24	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Large Cap Value Fund Advisor Class - 06-900
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$638,231	$600,818	19,702
Receivables: investments sold	-
Payables: investments purchased	(75)
Net assets	$638,156

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$569,052	110,035	$5.17
Band 100	69,104	12,869	5.37
Band 75	-	-	5.58
Band 50	-	-	5.79
Band 25	-	-	6.01
Band 0	-	-	6.24
Total	$638,156	122,904

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$8,788
Mortality & expense charges	(6,855)
Net investment income (loss)	1,933

Gain (loss) on investments:
Net realized gain (loss)	(802)
Realized gain distributions	13,080
Net change in unrealized appreciation (depreciation)	99,887
Net gain (loss)	112,165

Increase (decrease) in net assets from operations	$114,098

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,933	$(1,087)
Net realized gain (loss)	(802)	10,576
Realized gain distributions	13,080	56,522
Net change in unrealized appreciation (depreciation)	99,887	(80,775)

Increase (decrease) in net assets from operations	114,098	(14,764)

Contract owner transactions:
Proceeds from units sold	89,833	102,753
Cost of units redeemed	(79,800)	(265,580)
Account charges	(306)	(161)
Increase (decrease)	9,727	(162,988)
Net increase (decrease)	123,825	(177,752)
Net assets, beginning	514,331	692,083
Net assets, ending	$638,156	$514,331

Units sold	18,926	22,862
Units redeemed	(16,580)	(60,585)
Net increase (decrease)	2,346	(37,723)
Units outstanding, beginning	120,558	158,281
Units outstanding, ending	122,904	120,558

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$10,102,413
Cost of units redeemed/account charges	(10,078,839)
Net investment income (loss)	(121,261)
Net realized gain (loss)	(290,478)
Realized gain distributions	988,908
Net change in unrealized appreciation (depreciation)	37,413
Net assets	$638,156

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$5.17	110	$569	1.25%	22.0%	12/31/2019	$5.37	13	$69	1.00%	22.3%	12/31/2019	$5.58	0	$0	0.75%	22.6%
12/31/2018	4.24	99	420	1.25%	-2.5%	12/31/2018	4.39	21	94	1.00%	-2.3%	12/31/2018	4.55	0	0	0.75%	-2.0%
12/31/2017	4.35	133	578	1.25%	11.6%	12/31/2017	4.49	25	114	1.00%	11.9%	12/31/2017	4.64	0	0	0.75%	12.2%
12/31/2016	3.90	123	478	1.25%	26.2%	12/31/2016	4.02	164	167	1.00%	26.5%	12/31/2016	4.14	0	0	0.75%	26.9%
12/31/2015	3.09	319	984	1.25%	-13.7%	12/31/2015	3.17	31	99	1.00%	-13.4%	12/31/2015	3.26	0	0	0.75%	-13.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$5.79	0	$0	0.50%	22.9%	12/31/2019	$6.01	0	$0	0.25%	23.2%	12/31/2019	$6.24	0	$0	0.00%	23.5%
12/31/2018	4.71	0	0	0.50%	-1.8%	12/31/2018	4.88	0	0	0.25%	-1.5%	12/31/2018	5.05	0	0	0.00%	-1.3%
12/31/2017	4.80	0	0	0.50%	12.5%	12/31/2017	4.96	0	0	0.25%	12.7%	12/31/2017	5.12	0	0	0.00%	13.0%
12/31/2016	4.26	0	0	0.50%	27.2%	12/31/2016	4.40	0	0	0.25%	27.5%	12/31/2016	4.53	0	0	0.00%	27.8%
12/31/2015	3.35	0	0	0.50%	-13.0%	12/31/2015	3.45	0	0	0.25%	-12.8%	12/31/2015	3.54	0	0	0.00%	-12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	1.2%
2017	0.9%
2016	1.0%
2015	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Sustainable Equity Fund R6 Class - 06-3R7 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.19
Band 25	-	-	1.19
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	1.25%	24.6%	12/31/2019	$1.18	0	$0	1.00%	24.9%	12/31/2019	$1.19	0	$0	0.75%	25.2%
12/31/2018	0.95	0	0	1.25%	-5.4%	12/31/2018	0.95	0	0	1.00%	-5.4%	12/31/2018	0.95	0	0	0.75%	-5.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	0.50%	25.5%	12/31/2019	$1.19	0	$0	0.25%	25.9%	12/31/2019	$1.19	0	$0	0.00%	26.2%
12/31/2018	0.95	0	0	0.50%	-5.4%	12/31/2018	0.95	0	0	0.25%	-5.3%	12/31/2018	0.95	0	0	0.00%	-5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Small Cap Growth Fund R6 Class - 06-3XP (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	6.5%	12/31/2019	$1.07	0	$0	1.00%	6.7%	12/31/2019	$1.07	0	$0	0.75%	6.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	7.0%	12/31/2019	$1.07	0	$0	0.25%	7.2%	12/31/2019	$1.07	0	$0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Intnsc Val R6 Class - 06-47J (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	1.25%	10.6%	12/31/2019	$1.11	0	$0	1.00%	10.7%	12/31/2019	$1.11	0	$0	0.75%	10.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	10.9%	12/31/2019	$1.11	0	$0	0.25%	11.0%	12/31/2019	$1.11	0	$0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman High Inc R6 Class - 06-4FW (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	0	$0	1.25%	0.9%	12/31/2019	$1.01	0	$0	1.00%	0.9%	12/31/2019	$1.01	0	$0	0.75%	0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	0	$0	0.50%	0.9%	12/31/2019	$1.01	0	$0	0.25%	1.0%	12/31/2019	$1.01	0	$0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Neuberger Berman Emerging Markets Equity Fund A Class - 06-015
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$38,856	$38,801	1,922
Receivables: investments sold	834
Payables: investments purchased	-
Net assets	$39,690

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,690	30,024	$1.32
Band 100	-	-	1.34
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$39,690	30,024

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$589
Mortality & expense charges	(454)
Net investment income (loss)	135

Gain (loss) on investments:
Net realized gain (loss)	(698)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	5,862
Net gain (loss)	5,164

Increase (decrease) in net assets from operations	$5,299

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$135	$(2,309)
Net realized gain (loss)	(698)	(2,647)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	5,862	(23,053)

Increase (decrease) in net assets from operations	5,299	(28,009)

Contract owner transactions:
Proceeds from units sold	7,461	28,379
Cost of units redeemed	(2,371)	(291,594)
Account charges	(111)	(172)
Increase (decrease)	4,979	(263,387)
Net increase (decrease)	10,278	(291,396)
Net assets, beginning	29,412	320,808
Net assets, ending	$39,690	$29,412

Units sold	6,098	21,226
Units redeemed	(2,146)	(226,687)
Net increase (decrease)	3,952	(205,461)
Units outstanding, beginning	26,072	231,533
Units outstanding, ending	30,024	26,072

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$348,209
Cost of units redeemed/account charges	(304,534)
Net investment income (loss)	(1,418)
Net realized gain (loss)	(2,622)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	55
Net assets	$39,690

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.32	30	$40	1.25%	17.2%	12/31/2019	$1.34	0	$0	1.00%	17.5%	12/31/2019	$1.37	0	$0	0.75%	17.8%
12/31/2018	1.13	26	29	1.25%	-18.6%	12/31/2018	1.14	0	0	1.00%	-18.4%	12/31/2018	1.16	0	0	0.75%	-18.2%
12/31/2017	1.39	232	321	1.25%	39.5%	12/31/2017	1.40	0	0	1.00%	39.9%	12/31/2017	1.42	0	0	0.75%	40.2%
12/31/2016	0.99	16	16	1.25%	7.5%	12/31/2016	1.00	0	0	1.00%	7.8%	12/31/2016	1.01	0	0	0.75%	8.1%
12/31/2015	0.92	0	0	1.25%	-12.8%	12/31/2015	0.93	0	0	1.00%	-12.6%	12/31/2015	0.94	0	0	0.75%	-12.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	18.1%	12/31/2019	$1.41	0	$0	0.25%	18.4%	12/31/2019	$1.43	0	$0	0.00%	18.7%
12/31/2018	1.18	0	0	0.50%	-18.0%	12/31/2018	1.19	0	0	0.25%	-17.8%	12/31/2018	1.21	0	0	0.00%	-17.6%
12/31/2017	1.43	0	0	0.50%	40.6%	12/31/2017	1.45	0	0	0.25%	40.9%	12/31/2017	1.47	0	0	0.00%	41.3%
12/31/2016	1.02	0	0	0.50%	8.3%	12/31/2016	1.03	0	0	0.25%	8.6%	12/31/2016	1.04	0	0	0.00%	8.9%
12/31/2015	0.94	0	0	0.50%	-12.1%	12/31/2015	0.95	0	0	0.25%	-11.9%	12/31/2015	0.95	0	0	0.00%	-11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
2018	0.1%
2017	0.9%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Northern Small Cap Value Fund R Class - 06-492
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,400,632	$4,717,322	213,012
Receivables: investments sold	-
Payables: investments purchased	(14,711)
Net assets	$4,385,921

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,385,921	2,054,020	$2.14
Band 100	-	-	2.18
Band 75	-	-	2.22
Band 50	-	-	2.27
Band 25	-	-	2.31
Band 0	-	-	2.36
Total	$4,385,921	2,054,020

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$46,219
Mortality & expense charges	(51,145)
Net investment income (loss)	(4,926)

Gain (loss) on investments:
Net realized gain (loss)	(58,861)
Realized gain distributions	246,223
Net change in unrealized appreciation (depreciation)	569,968
Net gain (loss)	757,330

Increase (decrease) in net assets from operations	$752,404

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,926)	$(31,495)
Net realized gain (loss)	(58,861)	45,589
Realized gain distributions	246,223	359,554
Net change in unrealized appreciation (depreciation)	569,968	(985,537)

Increase (decrease) in net assets from operations	752,404	(611,889)

Contract owner transactions:
Proceeds from units sold	540,923	2,182,137
Cost of units redeemed	(555,325)	(2,802,588)
Account charges	(972)	(849)
Increase (decrease)	(15,374)	(621,300)
Net increase (decrease)	737,030	(1,233,189)
Net assets, beginning	3,648,891	4,882,080
Net assets, ending	$4,385,921	$3,648,891

Units sold	274,276	1,078,468
Units redeemed	(283,727)	(1,368,350)
Net increase (decrease)	(9,451)	(289,882)
Units outstanding, beginning	2,063,471	2,353,353
Units outstanding, ending	2,054,020	2,063,471

* Date of Fund Inception into Variable Account: 12 /15 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$8,213,416
Cost of units redeemed/account charges	(4,661,271)
Net investment income (loss)	(39,862)
Net realized gain (loss)	108,909
Realized gain distributions	1,081,419
Net change in unrealized appreciation (depreciation)	(316,690)
Net assets	$4,385,921

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.14	2,054	$4,386	1.25%	20.8%	12/31/2019	$2.18	0	$0	1.00%	21.1%	12/31/2019	$2.22	0	$0	0.75%	21.4%
12/31/2018	1.77	2,063	3,649	1.25%	-14.8%	12/31/2018	1.80	0	0	1.00%	-14.5%	12/31/2018	1.83	0	0	0.75%	-14.3%
12/31/2017	2.07	2,353	4,882	1.25%	5.1%	12/31/2017	2.11	0	0	1.00%	5.4%	12/31/2017	2.14	0	0	0.75%	5.6%
12/31/2016	1.97	1,421	2,805	1.25%	26.3%	12/31/2016	2.00	0	0	1.00%	26.6%	12/31/2016	2.02	0	0	0.75%	26.9%
12/31/2015	1.56	864	1,350	1.25%	-5.8%	12/31/2015	1.58	0	0	1.00%	-5.6%	12/31/2015	1.59	0	0	0.75%	-5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.27	0	$0	0.50%	21.7%	12/31/2019	$2.31	0	$0	0.25%	22.0%	12/31/2019	$2.36	0	$0	0.00%	22.3%
12/31/2018	1.86	0	0	0.50%	-14.1%	12/31/2018	1.90	0	0	0.25%	-13.9%	12/31/2018	1.93	0	0	0.00%	-13.7%
12/31/2017	2.17	0	0	0.50%	5.9%	12/31/2017	2.20	0	0	0.25%	6.2%	12/31/2017	2.24	0	0	0.00%	6.4%
12/31/2016	2.05	0	0	0.50%	27.2%	12/31/2016	2.08	0	0	0.25%	27.6%	12/31/2016	2.10	0	0	0.00%	27.9%
12/31/2015	1.61	0	0	0.50%	-5.1%	12/31/2015	1.63	0	0	0.25%	-4.9%	12/31/2015	1.64	0	0	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.2%
2018	0.7%
2017	1.0%
2016	1.2%
2015	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Northern U.S. Quality ESG Fund - 06-49V (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	9.2%	12/31/2019	$1.09	0	$0	1.00%	9.3%	12/31/2019	$1.09	0	$0	0.75%	9.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	9.5%	12/31/2019	$1.10	0	$0	0.25%	9.5%	12/31/2019	$1.10	0	$0	0.00%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Mid Cap Value Fund R3 Class - 06-236
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$215,639	$187,250	5,148
Receivables: investments sold	3,126
Payables: investments purchased	-
Net assets	$218,765

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$218,765	111,276	$1.97
Band 100	-	-	2.03
Band 75	-	-	2.10
Band 50	-	-	2.17
Band 25	-	-	2.24
Band 0	-	-	2.32
Total	$218,765	111,276

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,416
Mortality & expense charges	(2,515)
Net investment income (loss)	(1,099)

Gain (loss) on investments:
Net realized gain (loss)	5,372
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	29,972
Net gain (loss)	35,344

Increase (decrease) in net assets from operations	$34,245

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,099)	$(204)
Net realized gain (loss)	5,372	140
Realized gain distributions	-	282
Net change in unrealized appreciation (depreciation)	29,972	(1,667)

Increase (decrease) in net assets from operations	34,245	(1,449)

Contract owner transactions:
Proceeds from units sold	264,498	22,691
Cost of units redeemed	(86,084)	(18,448)
Account charges	(1,090)	(74)
Increase (decrease)	177,324	4,169
Net increase (decrease)	211,569	2,720
Net assets, beginning	7,196	4,476
Net assets, ending	$218,765	$7,196

Units sold	296,204	11,949
Units redeemed	(189,496)	(9,818)
Net increase (decrease)	106,708	2,131
Units outstanding, beginning	4,568	2,437
Units outstanding, ending	111,276	4,568

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$365,538
Cost of units redeemed/account charges	(197,156)
Net investment income (loss)	(2,369)
Net realized gain (loss)	23,335
Realized gain distributions	1,028
Net change in unrealized appreciation (depreciation)	28,389
Net assets	$218,765

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.97	111	$219	1.25%	24.8%	12/31/2019	$2.03	0	$0	1.00%	25.1%	12/31/2019	$2.10	0	$0	0.75%	25.4%
12/31/2018	1.58	5	7	1.25%	-14.2%	12/31/2018	1.62	0	0	1.00%	-14.0%	12/31/2018	1.67	0	0	0.75%	-13.8%
12/31/2017	1.84	2	4	1.25%	17.4%	12/31/2017	1.89	0	0	1.00%	17.7%	12/31/2017	1.94	0	0	0.75%	18.0%
12/31/2016	1.56	1	2	1.25%	14.1%	12/31/2016	1.60	0	0	1.00%	14.4%	12/31/2016	1.65	0	0	0.75%	14.6%
12/31/2015	1.37	9	12	1.25%	-5.0%	12/31/2015	1.40	0	0	1.00%	-4.8%	12/31/2015	1.44	0	0	0.75%	-4.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.17	0	$0	0.50%	25.7%	12/31/2019	$2.24	0	$0	0.25%	26.0%	12/31/2019	$2.32	0	$0	0.00%	26.4%
12/31/2018	1.73	0	0	0.50%	-13.6%	12/31/2018	1.78	0	0	0.25%	-13.3%	12/31/2018	1.83	0	0	0.00%	-13.1%
12/31/2017	2.00	0	0	0.50%	18.3%	12/31/2017	2.05	0	0	0.25%	18.6%	12/31/2017	2.11	0	0	0.00%	18.9%
12/31/2016	1.69	0	0	0.50%	14.9%	12/31/2016	1.73	0	0	0.25%	15.2%	12/31/2016	1.78	0	0	0.00%	15.5%
12/31/2015	1.47	0	0	0.50%	-4.3%	12/31/2015	1.50	0	0	0.25%	-4.0%	12/31/2015	1.54	0	0	0.00%	-3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	0.0%
2017	0.5%
2016	0.2%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Real Estate Securities Fund R3 Class - 06-326
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$359,407	$384,998	17,463
Receivables: investments sold	171
Payables: investments purchased	-
Net assets	$359,578

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$227,029	85,887	$2.64
Band 100	77,912	28,745	2.71
Band 75	-	-	2.78
Band 50	-	-	2.85
Band 25	-	-	2.92
Band 0	54,637	18,233	3.00
Total	$359,578	132,865

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$7,263
Mortality & expense charges	(3,798)
Net investment income (loss)	3,465

Gain (loss) on investments:
Net realized gain (loss)	15,866
Realized gain distributions	32,603
Net change in unrealized appreciation (depreciation)	17,188
Net gain (loss)	65,657

Increase (decrease) in net assets from operations	$69,122

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,465	$5,323
Net realized gain (loss)	15,866	(161,407)
Realized gain distributions	32,603	16,539
Net change in unrealized appreciation (depreciation)	17,188	75,118

Increase (decrease) in net assets from operations	69,122	(64,427)

Contract owner transactions:
Proceeds from units sold	371,794	121,729
Cost of units redeemed	(387,457)	(889,275)
Account charges	(533)	(380)
Increase (decrease)	(16,196)	(767,926)
Net increase (decrease)	52,926	(832,353)
Net assets, beginning	306,652	1,139,005
Net assets, ending	$359,578	$306,652

Units sold	140,977	64,445
Units redeemed	(148,120)	(414,962)
Net increase (decrease)	(7,143)	(350,517)
Units outstanding, beginning	140,008	490,525
Units outstanding, ending	132,865	140,008

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,454,619
Cost of units redeemed/account charges	(5,849,901)
Net investment income (loss)	122,231
Net realized gain (loss)	92,952
Realized gain distributions	565,268
Net change in unrealized appreciation (depreciation)	(25,591)
Net assets	$359,578

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.64	86	$227	1.25%	23.3%	12/31/2019	$2.71	29	$78	1.00%	23.6%	12/31/2019	$2.78	0	$0	0.75%	23.9%
12/31/2018	2.14	114	244	1.25%	-7.2%	12/31/2018	2.19	1	1	1.00%	-6.9%	12/31/2018	2.24	0	0	0.75%	-6.7%
12/31/2017	2.31	463	1,069	1.25%	3.8%	12/31/2017	2.36	1	1	1.00%	4.0%	12/31/2017	2.40	0	0	0.75%	4.3%
12/31/2016	2.22	689	1,532	1.25%	5.0%	12/31/2016	2.26	7	17	1.00%	5.3%	12/31/2016	2.30	0	0	0.75%	5.5%
12/31/2015	2.12	700	1,482	1.25%	1.7%	12/31/2015	2.15	29	61	1.00%	1.9%	12/31/2015	2.18	0	0	0.75%	2.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.85	0	$0	0.50%	24.3%	12/31/2019	$2.92	0	$0	0.25%	24.6%	12/31/2019	$3.00	18	$55	0.00%	24.9%
12/31/2018	2.29	0	0	0.50%	-6.5%	12/31/2018	2.35	0	0	0.25%	-6.2%	12/31/2018	2.40	26	61	0.00%	-6.0%
12/31/2017	2.45	0	0	0.50%	4.6%	12/31/2017	2.50	0	0	0.25%	4.8%	12/31/2017	2.55	27	69	0.00%	5.1%
12/31/2016	2.34	0	0	0.50%	5.8%	12/31/2016	2.39	0	0	0.25%	6.0%	12/31/2016	2.43	23	57	0.00%	6.3%
12/31/2015	2.22	0	0	0.50%	2.4%	12/31/2015	2.25	0	0	0.25%	2.7%	12/31/2015	2.28	86	197	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	1.8%
2017	2.0%
2016	2.8%
2015	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Real Estate Securities Fund A Class - 06-324
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$596,735	$617,166	30,011
Receivables: investments sold	10,097
Payables: investments purchased	-
Net assets	$606,832

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$606,832	223,987	$2.71
Band 100	-	-	2.78
Band 75	-	-	2.85
Band 50	-	-	2.92
Band 25	-	-	3.00
Band 0	-	-	3.07
Total	$606,832	223,987

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$17,077
Mortality & expense charges	(9,243)
Net investment income (loss)	7,834

Gain (loss) on investments:
Net realized gain (loss)	1,477
Realized gain distributions	55,716
Net change in unrealized appreciation (depreciation)	86,843
Net gain (loss)	144,036

Increase (decrease) in net assets from operations	$151,870

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,834	$6,564
Net realized gain (loss)	1,477	(113,300)
Realized gain distributions	55,716	21,429
Net change in unrealized appreciation (depreciation)	86,843	19,827

Increase (decrease) in net assets from operations	151,870	(65,480)

Contract owner transactions:
Proceeds from units sold	345,059	154,273
Cost of units redeemed	(491,326)	(464,582)
Account charges	(872)	(255)
Increase (decrease)	(147,139)	(310,564)
Net increase (decrease)	4,731	(376,044)
Net assets, beginning	602,101	978,145
Net assets, ending	$606,832	$602,101

Units sold	136,377	89,113
Units redeemed	(187,278)	(229,744)
Net increase (decrease)	(50,901)	(140,631)
Units outstanding, beginning	274,888	415,519
Units outstanding, ending	223,987	274,888

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,901,265
Cost of units redeemed/account charges	(4,914,420)
Net investment income (loss)	95,586
Net realized gain (loss)	90,006
Realized gain distributions	454,826
Net change in unrealized appreciation (depreciation)	(20,431)
Net assets	$606,832

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.71	224	$607	1.25%	23.7%	12/31/2019	$2.78	0	$0	1.00%	24.0%	12/31/2019	$2.85	0	$0	0.75%	24.3%
12/31/2018	2.19	275	602	1.25%	-7.0%	12/31/2018	2.24	0	0	1.00%	-6.7%	12/31/2018	2.29	0	0	0.75%	-6.5%
12/31/2017	2.35	416	978	1.25%	4.0%	12/31/2017	2.40	0	0	1.00%	4.3%	12/31/2017	2.45	0	0	0.75%	4.6%
12/31/2016	2.26	470	1,064	1.25%	5.3%	12/31/2016	2.30	0	0	1.00%	5.5%	12/31/2016	2.34	0	0	0.75%	5.8%
12/31/2015	2.15	340	731	1.25%	1.9%	12/31/2015	2.18	0	0	1.00%	2.2%	12/31/2015	2.22	0	0	0.75%	2.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.92	0	$0	0.50%	24.6%	12/31/2019	$3.00	0	$0	0.25%	24.9%	12/31/2019	$3.07	0	$0	0.00%	25.2%
12/31/2018	2.34	0	0	0.50%	-6.2%	12/31/2018	2.40	0	0	0.25%	-6.0%	12/31/2018	2.45	0	0	0.00%	-5.8%
12/31/2017	2.50	0	0	0.50%	4.8%	12/31/2017	2.55	0	0	0.25%	5.1%	12/31/2017	2.60	0	0	0.00%	5.3%
12/31/2016	2.39	0	0	0.50%	6.1%	12/31/2016	2.43	0	0	0.25%	6.3%	12/31/2016	2.47	0	0	0.00%	6.6%
12/31/2015	2.25	0	0	0.50%	2.7%	12/31/2015	2.28	0	0	0.25%	3.0%	12/31/2015	2.32	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.8%
2018	2.0%
2017	2.4%
2016	3.3%
2015	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Dividend Value Fund R3 Class - 06-923 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.41	0	$0	1.25%	24.2%	12/31/2019	$1.43	0	$0	1.00%	24.5%	12/31/2019	$1.45	0	$0	0.75%	24.8%
12/31/2018	1.14	0	0	1.25%	-10.7%	12/31/2018	1.15	0	0	1.00%	-10.5%	12/31/2018	1.16	0	0	0.75%	-10.2%
12/31/2017	1.27	0	0	1.25%	15.3%	12/31/2017	1.28	0	0	1.00%	15.6%	12/31/2017	1.29	0	0	0.75%	15.9%
12/31/2016	1.10	0	0	1.25%	16.4%	12/31/2016	1.11	0	0	1.00%	16.7%	12/31/2016	1.12	0	0	0.75%	16.9%
12/31/2015	0.95	0	0	1.25%	-6.4%	12/31/2015	0.95	0	0	1.00%	-6.2%	12/31/2015	0.95	0	0	0.75%	-6.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.47	0	$0	0.50%	25.1%	12/31/2019	$1.49	0	$0	0.25%	25.4%	12/31/2019	$1.51	0	$0	0.00%	25.7%
12/31/2018	1.17	0	0	0.50%	-10.0%	12/31/2018	1.19	0	0	0.25%	-9.8%	12/31/2018	1.20	0	0	0.00%	-9.6%
12/31/2017	1.30	0	0	0.50%	16.2%	12/31/2017	1.31	0	0	0.25%	16.5%	12/31/2017	1.32	0	0	0.00%	16.8%
12/31/2016	1.12	0	0	0.50%	17.2%	12/31/2016	1.13	0	0	0.25%	17.5%	12/31/2016	1.13	0	0	0.00%	17.8%
12/31/2015	0.96	0	0	0.50%	-5.7%	12/31/2015	0.96	0	0	0.25%	-5.5%	12/31/2015	0.96	0	0	0.00%	-5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Small Cap Select Fund A Class - 06-239
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,218	$8,251	1,222
Receivables: investments sold	-
Payables: investments purchased	(234)
Net assets	$9,984

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,984	4,760	$2.10
Band 100	-	-	2.17
Band 75	-	-	2.24
Band 50	-	-	2.32
Band 25	-	-	2.39
Band 0	-	-	2.47
Total	$9,984	4,760

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$14
Mortality & expense charges	(142)
Net investment income (loss)	(128)

Gain (loss) on investments:
Net realized gain (loss)	(25,436)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	32,082
Net gain (loss)	6,646

Increase (decrease) in net assets from operations	$6,518

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(128)	$(1,324)
Net realized gain (loss)	(25,436)	926
Realized gain distributions	-	15,160
Net change in unrealized appreciation (depreciation)	32,082	(23,336)

Increase (decrease) in net assets from operations	6,518	(8,574)

Contract owner transactions:
Proceeds from units sold	1,246	2,694
Cost of units redeemed	(65,964)	(38,197)
Account charges	-	-
Increase (decrease)	(64,718)	(35,503)
Net increase (decrease)	(58,200)	(44,077)
Net assets, beginning	68,184	112,261
Net assets, ending	$9,984	$68,184

Units sold	741	1,427
Units redeemed	(37,284)	(19,756)
Net increase (decrease)	(36,543)	(18,329)
Units outstanding, beginning	41,303	59,632
Units outstanding, ending	4,760	41,303

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,072,529
Cost of units redeemed/account charges	(1,257,084)
Net investment income (loss)	(47,895)
Net realized gain (loss)	(53,561)
Realized gain distributions	294,028
Net change in unrealized appreciation (depreciation)	1,967
Net assets	$9,984

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.10	5	$10	1.25%	27.0%	12/31/2019	$2.17	0	$0	1.00%	27.4%	12/31/2019	$2.24	0	$0	0.75%	27.7%
12/31/2018	1.65	41	68	1.25%	-12.3%	12/31/2018	1.70	0	0	1.00%	-12.1%	12/31/2018	1.75	0	0	0.75%	-11.9%
12/31/2017	1.88	60	112	1.25%	8.4%	12/31/2017	1.94	0	0	1.00%	8.7%	12/31/2017	1.99	0	0	0.75%	8.9%
12/31/2016	1.74	67	116	1.25%	19.8%	12/31/2016	1.78	0	0	1.00%	20.1%	12/31/2016	1.83	0	0	0.75%	20.4%
12/31/2015	1.45	120	175	1.25%	-3.3%	12/31/2015	1.48	0	0	1.00%	-3.1%	12/31/2015	1.52	0	0	0.75%	-2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.32	0	$0	0.50%	28.0%	12/31/2019	$2.39	0	$0	0.25%	28.3%	12/31/2019	$2.47	0	$0	0.00%	28.6%
12/31/2018	1.81	0	0	0.50%	-11.6%	12/31/2018	1.86	0	0	0.25%	-11.4%	12/31/2018	1.92	0	0	0.00%	-11.2%
12/31/2017	2.05	0	0	0.50%	9.2%	12/31/2017	2.11	0	0	0.25%	9.5%	12/31/2017	2.17	0	0	0.00%	9.7%
12/31/2016	1.87	0	0	0.50%	20.7%	12/31/2016	1.92	0	0	0.25%	21.0%	12/31/2016	1.97	0	0	0.00%	21.3%
12/31/2015	1.55	0	0	0.50%	-2.6%	12/31/2015	1.59	0	0	0.25%	-2.3%	12/31/2015	1.63	0	0	0.00%	-2.1%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Dividend Value Fund A Class - 06-892 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.47
Band 50	-	-	1.49
Band 25	-	-	1.51
Band 0	-	-	1.52
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.43	0	$0	1.25%	24.6%	12/31/2019	$1.45	0	$0	1.00%	24.9%	12/31/2019	$1.47	0	$0	0.75%	25.2%
12/31/2018	1.15	0	0	1.25%	-10.5%	12/31/2018	1.16	0	0	1.00%	-10.3%	12/31/2018	1.17	0	0	0.75%	-10.0%
12/31/2017	1.28	0	0	1.25%	15.6%	12/31/2017	1.29	0	0	1.00%	15.9%	12/31/2017	1.30	0	0	0.75%	16.2%
12/31/2016	1.11	0	0	1.25%	16.6%	12/31/2016	1.12	0	0	1.00%	16.9%	12/31/2016	1.12	0	0	0.75%	17.2%
12/31/2015	0.95	0	0	1.25%	-6.2%	12/31/2015	0.95	0	0	1.00%	-5.9%	12/31/2015	0.96	0	0	0.75%	-5.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.49	0	$0	0.50%	25.5%	12/31/2019	$1.51	0	$0	0.25%	25.8%	12/31/2019	$1.52	0	$0	0.00%	26.1%
12/31/2018	1.18	0	0	0.50%	-9.8%	12/31/2018	1.20	0	0	0.25%	-9.6%	12/31/2018	1.21	0	0	0.00%	-9.4%
12/31/2017	1.31	0	0	0.50%	16.5%	12/31/2017	1.32	0	0	0.25%	16.8%	12/31/2017	1.33	0	0	0.00%	17.1%
12/31/2016	1.13	0	0	0.50%	17.5%	12/31/2016	1.13	0	0	0.25%	17.8%	12/31/2016	1.14	0	0	0.00%	18.1%
12/31/2015	0.96	0	0	0.50%	-5.5%	12/31/2015	0.96	0	0	0.25%	-5.2%	12/31/2015	0.96	0	0	0.00%	-5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Small Cap Select Fund R3 Class - 06-241
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.03
Band 100	-	-	2.10
Band 75	-	-	2.17
Band 50	-	-	2.24
Band 25	-	-	2.32
Band 0	-	-	2.39
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(70)
Net investment income (loss)	(70)

Gain (loss) on investments:
Net realized gain (loss)	(731)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,454
Net gain (loss)	723

Increase (decrease) in net assets from operations	$653

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(70)	$(66)
Net realized gain (loss)	(731)	331
Realized gain distributions	-	864
Net change in unrealized appreciation (depreciation)	1,454	(1,280)

Increase (decrease) in net assets from operations	653	(151)

Contract owner transactions:
Proceeds from units sold	825	2,185
Cost of units redeemed	(5,008)	(4,919)
Account charges	(17)	(11)
Increase (decrease)	(4,200)	(2,745)
Net increase (decrease)	(3,547)	(2,896)
Net assets, beginning	3,547	6,443
Net assets, ending	$-	$3,547

Units sold	448	1,136
Units redeemed	(2,664)	(2,440)
Net increase (decrease)	(2,216)	(1,304)
Units outstanding, beginning	2,216	3,520
Units outstanding, ending	-	2,216

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$402,703
Cost of units redeemed/account charges	(475,854)
Net investment income (loss)	(10,125)
Net realized gain (loss)	2,233
Realized gain distributions	81,043
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.03	0	$0	1.25%	26.8%	12/31/2019	$2.10	0	$0	1.00%	27.1%	12/31/2019	$2.17	0	$0	0.75%	27.4%
12/31/2018	1.60	2	4	1.25%	-12.5%	12/31/2018	1.65	0	0	1.00%	-12.3%	12/31/2018	1.70	0	0	0.75%	-12.1%
12/31/2017	1.83	4	6	1.25%	8.1%	12/31/2017	1.88	0	0	1.00%	8.4%	12/31/2017	1.94	0	0	0.75%	8.6%
12/31/2016	1.69	7	12	1.25%	19.5%	12/31/2016	1.74	0	0	1.00%	19.8%	12/31/2016	1.78	0	0	0.75%	20.1%
12/31/2015	1.42	14	20	1.25%	-3.5%	12/31/2015	1.45	0	0	1.00%	-3.3%	12/31/2015	1.48	0	0	0.75%	-3.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.24	0	$0	0.50%	27.7%	12/31/2019	$2.32	0	$0	0.25%	28.0%	12/31/2019	$2.39	0	$0	0.00%	28.4%
12/31/2018	1.75	0	0	0.50%	-11.9%	12/31/2018	1.81	0	0	0.25%	-11.7%	12/31/2018	1.86	0	0	0.00%	-11.4%
12/31/2017	1.99	0	0	0.50%	8.9%	12/31/2017	2.05	0	0	0.25%	9.2%	12/31/2017	2.11	0	0	0.00%	9.4%
12/31/2016	1.83	0	0	0.50%	20.4%	12/31/2016	1.88	0	0	0.25%	20.7%	12/31/2016	1.92	0	0	0.00%	21.0%
12/31/2015	1.52	0	0	0.50%	-2.8%	12/31/2015	1.55	0	0	0.25%	-2.5%	12/31/2015	1.59	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Mid Cap Growth Opportunities Fund A Class - 06-237
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$59,353	$64,914	2,079
Receivables: investments sold	41
Payables: investments purchased	-
Net assets	$59,394

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$59,394	23,304	$2.55
Band 100	-	-	2.63
Band 75	-	-	2.72
Band 50	-	-	2.81
Band 25	-	-	2.91
Band 0	-	-	3.01
Total	$59,394	23,304

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(3,739)
Net investment income (loss)	(3,739)

Gain (loss) on investments:
Net realized gain (loss)	(3,825)
Realized gain distributions	12,078
Net change in unrealized appreciation (depreciation)	107,146
Net gain (loss)	115,399

Increase (decrease) in net assets from operations	$111,660

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,739)	$(23,578)
Net realized gain (loss)	(3,825)	(364,799)
Realized gain distributions	12,078	302,103
Net change in unrealized appreciation (depreciation)	107,146	(94,768)

Increase (decrease) in net assets from operations	111,660	(181,042)

Contract owner transactions:
Proceeds from units sold	66,352	444,039
Cost of units redeemed	(681,170)	(1,713,033)
Account charges	(172)	(751)
Increase (decrease)	(614,990)	(1,269,745)
Net increase (decrease)	(503,330)	(1,450,787)
Net assets, beginning	562,724	2,013,511
Net assets, ending	$59,394	$562,724

Units sold	29,294	201,010
Units redeemed	(296,877)	(844,068)
Net increase (decrease)	(267,583)	(643,058)
Units outstanding, beginning	290,887	933,945
Units outstanding, ending	23,304	290,887

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$17,355,566
Cost of units redeemed/account charges	(18,182,137)
Net investment income (loss)	(218,724)
Net realized gain (loss)	(414,171)
Realized gain distributions	1,524,421
Net change in unrealized appreciation (depreciation)	(5,561)
Net assets	$59,394

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.55	23	$59	1.25%	31.7%	12/31/2019	$2.63	0	$0	1.00%	32.1%	12/31/2019	$2.72	0	$0	0.75%	32.4%
12/31/2018	1.93	291	563	1.25%	-10.3%	12/31/2018	1.99	0	0	1.00%	-10.0%	12/31/2018	2.06	0	0	0.75%	-9.8%
12/31/2017	2.16	934	2,014	1.25%	22.9%	12/31/2017	2.22	0	0	1.00%	23.2%	12/31/2017	2.28	0	0	0.75%	23.5%
12/31/2016	1.75	3,338	5,855	1.25%	-0.1%	12/31/2016	1.80	0	0	1.00%	0.2%	12/31/2016	1.85	0	0	0.75%	0.4%
12/31/2015	1.76	2,385	4,186	1.25%	-2.2%	12/31/2015	1.80	0	0	1.00%	-2.0%	12/31/2015	1.84	0	0	0.75%	-1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.81	0	$0	0.50%	32.7%	12/31/2019	$2.91	0	$0	0.25%	33.1%	12/31/2019	$3.01	0	$0	0.00%	33.4%
12/31/2018	2.12	0	0	0.50%	-9.6%	12/31/2018	2.19	0	0	0.25%	-9.4%	12/31/2018	2.25	0	0	0.00%	-9.1%
12/31/2017	2.34	0	0	0.50%	23.9%	12/31/2017	2.41	0	0	0.25%	24.2%	12/31/2017	2.48	0	0	0.00%	24.5%
12/31/2016	1.89	0	0	0.50%	0.7%	12/31/2016	1.94	0	0	0.25%	0.9%	12/31/2016	1.99	0	0	0.00%	1.2%
12/31/2015	1.88	0	0	0.50%	-1.5%	12/31/2015	1.92	0	0	0.25%	-1.2%	12/31/2015	1.97	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Small Cap Value Fund A Class - 06-242
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$111,810	$120,976	4,938
Receivables: investments sold	348
Payables: investments purchased	-
Net assets	$112,158

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$112,158	58,646	$1.91
Band 100	-	-	1.98
Band 75	-	-	2.04
Band 50	-	-	2.11
Band 25	-	-	2.18
Band 0	-	-	2.26
Total	$112,158	58,646

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,009
Mortality & expense charges	(1,677)
Net investment income (loss)	(668)

Gain (loss) on investments:
Net realized gain (loss)	(18,327)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	41,766
Net gain (loss)	23,439

Increase (decrease) in net assets from operations	$22,771

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(668)	$(2,696)
Net realized gain (loss)	(18,327)	23,806
Realized gain distributions	-	5,182
Net change in unrealized appreciation (depreciation)	41,766	(76,084)

Increase (decrease) in net assets from operations	22,771	(49,792)

Contract owner transactions:
Proceeds from units sold	27,735	92,900
Cost of units redeemed	(101,999)	(204,229)
Account charges	(267)	(286)
Increase (decrease)	(74,531)	(111,615)
Net increase (decrease)	(51,760)	(161,407)
Net assets, beginning	163,918	325,325
Net assets, ending	$112,158	$163,918

Units sold	14,910	44,395
Units redeemed	(55,286)	(99,057)
Net increase (decrease)	(40,376)	(54,662)
Units outstanding, beginning	99,022	153,684
Units outstanding, ending	58,646	99,022

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$621,302
Cost of units redeemed/account charges	(569,980)
Net investment income (loss)	(9,070)
Net realized gain (loss)	68,269
Realized gain distributions	10,803
Net change in unrealized appreciation (depreciation)	(9,166)
Net assets	$112,158

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.91	59	$112	1.25%	15.5%	12/31/2019	$1.98	0	$0	1.00%	15.8%	12/31/2019	$2.04	0	$0	0.75%	16.1%
12/31/2018	1.66	99	164	1.25%	-21.8%	12/31/2018	1.71	0	0	1.00%	-21.6%	12/31/2018	1.76	0	0	0.75%	-21.4%
12/31/2017	2.12	154	325	1.25%	4.8%	12/31/2017	2.18	0	0	1.00%	5.0%	12/31/2017	2.24	0	0	0.75%	5.3%
12/31/2016	2.02	85	172	1.25%	29.2%	12/31/2016	2.07	0	0	1.00%	29.5%	12/31/2016	2.13	0	0	0.75%	29.9%
12/31/2015	1.56	58	91	1.25%	1.4%	12/31/2015	1.60	0	0	1.00%	1.7%	12/31/2015	1.64	0	0	0.75%	2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.11	0	$0	0.50%	16.4%	12/31/2019	$2.18	0	$0	0.25%	16.7%	12/31/2019	$2.26	0	$0	0.00%	17.0%
12/31/2018	1.81	0	0	0.50%	-21.2%	12/31/2018	1.87	0	0	0.25%	-21.0%	12/31/2018	1.93	0	0	0.00%	-20.8%
12/31/2017	2.30	0	0	0.50%	5.6%	12/31/2017	2.37	0	0	0.25%	5.8%	12/31/2017	2.43	0	0	0.00%	6.1%
12/31/2016	2.18	0	0	0.50%	30.2%	12/31/2016	2.24	0	0	0.25%	30.5%	12/31/2016	2.29	0	0	0.00%	30.8%
12/31/2015	1.68	0	0	0.50%	2.2%	12/31/2015	1.71	0	0	0.25%	2.5%	12/31/2015	1.75	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	0.4%
2017	0.5%
2016	0.5%
2015	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Mid Cap Growth Opportunities Fund R3 Class - 06-238
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$248,801	$276,367	9,907
Receivables: investments sold	875
Payables: investments purchased	-
Net assets	$249,676

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$249,676	101,235	$2.47
Band 100	-	-	2.55
Band 75	-	-	2.63
Band 50	-	-	2.72
Band 25	-	-	2.81
Band 0	-	-	2.91
Total	$249,676	101,235

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(4,958)
Net investment income (loss)	(4,958)

Gain (loss) on investments:
Net realized gain (loss)	(46,918)
Realized gain distributions	55,748
Net change in unrealized appreciation (depreciation)	107,659
Net gain (loss)	116,489

Increase (decrease) in net assets from operations	$111,531

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,958)	$(5,221)
Net realized gain (loss)	(46,918)	(16,263)
Realized gain distributions	55,748	79,280
Net change in unrealized appreciation (depreciation)	107,659	(103,098)

Increase (decrease) in net assets from operations	111,531	(45,302)

Contract owner transactions:
Proceeds from units sold	56,618	118,979
Cost of units redeemed	(296,977)	(212,487)
Account charges	(190)	(170)
Increase (decrease)	(240,549)	(93,678)
Net increase (decrease)	(129,018)	(138,980)
Net assets, beginning	378,694	517,674
Net assets, ending	$249,676	$378,694

Units sold	25,838	55,774
Units redeemed	(126,417)	(100,875)
Net increase (decrease)	(100,579)	(45,101)
Units outstanding, beginning	201,814	246,915
Units outstanding, ending	101,235	201,814

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$8,564,494
Cost of units redeemed/account charges	(8,952,192)
Net investment income (loss)	(76,221)
Net realized gain (loss)	(106,091)
Realized gain distributions	847,252
Net change in unrealized appreciation (depreciation)	(27,566)
Net assets	$249,676

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.47	101	$250	1.25%	31.4%	12/31/2019	$2.55	0	$0	1.00%	31.8%	12/31/2019	$2.63	0	$0	0.75%	32.1%
12/31/2018	1.88	202	379	1.25%	-10.5%	12/31/2018	1.93	0	0	1.00%	-10.3%	12/31/2018	1.99	0	0	0.75%	-10.0%
12/31/2017	2.10	247	518	1.25%	22.7%	12/31/2017	2.16	0	0	1.00%	23.0%	12/31/2017	2.22	0	0	0.75%	23.3%
12/31/2016	1.71	1,316	2,249	1.25%	-0.3%	12/31/2016	1.75	0	0	1.00%	-0.1%	12/31/2016	1.80	0	0	0.75%	0.2%
12/31/2015	1.72	813	1,395	1.25%	-2.5%	12/31/2015	1.75	0	0	1.00%	-2.2%	12/31/2015	1.80	0	0	0.75%	-2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.72	0	$0	0.50%	32.4%	12/31/2019	$2.81	0	$0	0.25%	32.8%	12/31/2019	$2.91	0	$0	0.00%	33.1%
12/31/2018	2.06	0	0	0.50%	-9.8%	12/31/2018	2.12	0	0	0.25%	-9.6%	12/31/2018	2.19	0	0	0.00%	-9.4%
12/31/2017	2.28	0	0	0.50%	23.6%	12/31/2017	2.34	0	0	0.25%	23.9%	12/31/2017	2.41	0	0	0.00%	24.2%
12/31/2016	1.85	0	0	0.50%	0.4%	12/31/2016	1.89	0	0	0.25%	0.7%	12/31/2016	1.94	339	658	0.00%	0.9%
12/31/2015	1.84	0	0	0.50%	-1.7%	12/31/2015	1.88	0	0	0.25%	-1.5%	12/31/2015	1.92	149	287	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Small Cap Value Fund R3 Class - 06-243
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$982,174	$1,001,853	44,304
Receivables: investments sold	2,712
Payables: investments purchased	-
Net assets	$984,886

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$845,184	456,145	$1.85
Band 100	-	-	1.92
Band 75	-	-	1.98
Band 50	139,702	68,295	2.05
Band 25	-	-	2.11
Band 0	-	-	2.19
Total	$984,886	524,440

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$6,515
Mortality & expense charges	(11,431)
Net investment income (loss)	(4,916)

Gain (loss) on investments:
Net realized gain (loss)	(11,208)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	149,706
Net gain (loss)	138,498

Increase (decrease) in net assets from operations	$133,582

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,916)	$(11,345)
Net realized gain (loss)	(11,208)	63,020
Realized gain distributions	-	28,704
Net change in unrealized appreciation (depreciation)	149,706	(328,588)

Increase (decrease) in net assets from operations	133,582	(248,209)

Contract owner transactions:
Proceeds from units sold	123,428	309,856
Cost of units redeemed	(155,423)	(593,028)
Account charges	(961)	(1,112)
Increase (decrease)	(32,956)	(284,284)
Net increase (decrease)	100,626	(532,493)
Net assets, beginning	884,260	1,416,753
Net assets, ending	$984,886	$884,260

Units sold	69,136	154,271
Units redeemed	(88,356)	(291,027)
Net increase (decrease)	(19,220)	(136,756)
Units outstanding, beginning	543,660	680,416
Units outstanding, ending	524,440	543,660

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,893,568
Cost of units redeemed/account charges	(2,209,514)
Net investment income (loss)	(50,035)
Net realized gain (loss)	305,071
Realized gain distributions	65,475
Net change in unrealized appreciation (depreciation)	(19,679)
Net assets	$984,886

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.85	456	$845	1.25%	15.3%	12/31/2019	$1.92	0	$0	1.00%	15.6%	12/31/2019	$1.98	0	$0	0.75%	15.9%
12/31/2018	1.61	475	764	1.25%	-22.0%	12/31/2018	1.66	0	0	1.00%	-21.8%	12/31/2018	1.71	0	0	0.75%	-21.6%
12/31/2017	2.06	598	1,232	1.25%	4.5%	12/31/2017	2.12	0	0	1.00%	4.7%	12/31/2017	2.18	0	0	0.75%	5.0%
12/31/2016	1.97	509	1,004	1.25%	28.9%	12/31/2016	2.02	0	0	1.00%	29.2%	12/31/2016	2.08	0	0	0.75%	29.5%
12/31/2015	1.53	275	421	1.25%	1.2%	12/31/2015	1.57	0	0	1.00%	1.4%	12/31/2015	1.60	0	0	0.75%	1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.05	68	$140	0.50%	16.2%	12/31/2019	$2.11	0	$0	0.25%	16.4%	12/31/2019	$2.19	0	$0	0.00%	16.7%
12/31/2018	1.76	68	120	0.50%	-21.4%	12/31/2018	1.82	0	0	0.25%	-21.2%	12/31/2018	1.87	0	0	0.00%	-21.0%
12/31/2017	2.24	82	185	0.50%	5.3%	12/31/2017	2.30	0	0	0.25%	5.5%	12/31/2017	2.37	0	0	0.00%	5.8%
12/31/2016	2.13	58	123	0.50%	29.8%	12/31/2016	2.18	0	0	0.25%	30.2%	12/31/2016	2.24	0	0	0.00%	30.5%
12/31/2015	1.64	32	53	0.50%	1.9%	12/31/2015	1.68	0	0	0.25%	2.2%	12/31/2015	1.72	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	0.3%
2017	0.2%
2016	0.3%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen International Growth Fund A Class - 06-CNM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(128)
Net investment income (loss)	(128)

Gain (loss) on investments:
Net realized gain (loss)	(649)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,867
Net gain (loss)	2,218

Increase (decrease) in net assets from operations	$2,090

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(128)	$(20)
Net realized gain (loss)	(649)	13
Realized gain distributions	-	498
Net change in unrealized appreciation (depreciation)	2,867	(4,257)

Increase (decrease) in net assets from operations	2,090	(3,766)

Contract owner transactions:
Proceeds from units sold	2,371	3,275
Cost of units redeemed	(18,743)	(11)
Account charges	-	-
Increase (decrease)	(16,372)	3,264
Net increase (decrease)	(14,282)	(502)
Net assets, beginning	14,282	14,784
Net assets, ending	$-	$14,282

Units sold	2,033	2,618
Units redeemed	(16,138)	(17)
Net increase (decrease)	(14,105)	2,601
Units outstanding, beginning	14,105	11,504
Units outstanding, ending	-	14,105

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$31,829
Cost of units redeemed/account charges	(31,502)
Net investment income (loss)	(192)
Net realized gain (loss)	(633)
Realized gain distributions	498
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.30	0	$0	1.25%	28.2%	12/31/2019	$1.31	0	$0	1.00%	28.5%	12/31/2019	$1.32	0	$0	0.75%	28.8%
12/31/2018	1.01	14	14	1.25%	-21.2%	12/31/2018	1.02	0	0	1.00%	-21.0%	12/31/2018	1.03	0	0	0.75%	-20.8%
12/31/2017	1.29	12	15	1.25%	35.8%	12/31/2017	1.29	0	0	1.00%	36.2%	12/31/2017	1.30	0	0	0.75%	36.5%
12/31/2016	0.95	0	0	1.25%	-5.4%	12/31/2016	0.95	0	0	1.00%	-5.2%	12/31/2016	0.95	0	0	0.75%	-5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.33	0	$0	0.50%	29.2%	12/31/2019	$1.35	0	$0	0.25%	29.5%	12/31/2019	$1.36	0	$0	0.00%	29.8%
12/31/2018	1.03	0	0	0.50%	-20.6%	12/31/2018	1.04	0	0	0.25%	-20.4%	12/31/2018	1.05	0	0	0.00%	-20.2%
12/31/2017	1.30	0	0	0.50%	36.8%	12/31/2017	1.31	0	0	0.25%	37.2%	12/31/2017	1.31	0	0	0.00%	37.5%
12/31/2016	0.95	0	0	0.50%	-4.9%	12/31/2016	0.95	0	0	0.25%	-4.8%	12/31/2016	0.95	0	0	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	1.2%
2017	0.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen International Growth Fund R6 Class - 06-CYY (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.42
Band 25	-	-	1.43
Band 0	-	-	1.44
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.38	0	$0	1.25%	27.5%	12/31/2019	$1.39	0	$0	1.00%	27.9%	12/31/2019	$1.40	0	$0	0.75%	28.2%
12/31/2018	1.08	0	0	1.25%	-20.9%	12/31/2018	1.09	0	0	1.00%	-20.7%	12/31/2018	1.10	0	0	0.75%	-20.5%
12/31/2017	1.37	0	0	1.25%	36.3%	12/31/2017	1.38	0	0	1.00%	36.6%	12/31/2017	1.38	0	0	0.75%	37.0%
12/31/2016	1.01	0	0	1.25%	0.7%	12/31/2016	1.01	0	0	1.00%	0.7%	12/31/2016	1.01	0	0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.42	0	$0	0.50%	28.5%	12/31/2019	$1.43	0	$0	0.25%	28.8%	12/31/2019	$1.44	0	$0	0.00%	29.1%
12/31/2018	1.10	0	0	0.50%	-20.3%	12/31/2018	1.11	0	0	0.25%	-20.1%	12/31/2018	1.11	0	0	0.00%	-19.9%
12/31/2017	1.38	0	0	0.50%	37.3%	12/31/2017	1.39	0	0	0.25%	37.7%	12/31/2017	1.39	0	0	0.00%	38.0%
12/31/2016	1.01	0	0	0.50%	0.7%	12/31/2016	1.01	0	0	0.25%	0.7%	12/31/2016	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Real Estate Securities Fund R6 Class - 06-FYR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,760,854	$1,830,300	85,819
Receivables: investments sold	28,485
Payables: investments purchased	-
Net assets	$1,789,339

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,789,339	1,520,616	$1.18
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.21
Total	$1,789,339	1,520,616

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$27,800
Mortality & expense charges	(14,591)
Net investment income (loss)	13,209

Gain (loss) on investments:
Net realized gain (loss)	25,737
Realized gain distributions	145,675
Net change in unrealized appreciation (depreciation)	(34,081)
Net gain (loss)	137,331

Increase (decrease) in net assets from operations	$150,540

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$13,209	$4,417
Net realized gain (loss)	25,737	10,379
Realized gain distributions	145,675	10,564
Net change in unrealized appreciation (depreciation)	(34,081)	(35,365)

Increase (decrease) in net assets from operations	150,540	(10,005)

Contract owner transactions:
Proceeds from units sold	1,432,535	832,423
Cost of units redeemed	(319,772)	(296,247)
Account charges	(123)	(12)
Increase (decrease)	1,112,640	536,164
Net increase (decrease)	1,263,180	526,159
Net assets, beginning	526,159	-
Net assets, ending	$1,789,339	$526,159

Units sold	1,245,244	854,646
Units redeemed	(279,861)	(299,413)
Net increase (decrease)	965,383	555,233
Units outstanding, beginning	555,233	-
Units outstanding, ending	1,520,616	555,233

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,264,958
Cost of units redeemed/account charges	(616,154)
Net investment income (loss)	17,626
Net realized gain (loss)	36,116
Realized gain distributions	156,239
Net change in unrealized appreciation (depreciation)	(69,446)
Net assets	$1,789,339

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	1,521	$1,789	1.25%	24.2%	12/31/2019	$1.18	0	$0	1.00%	24.5%	12/31/2019	$1.19	0	$0	0.75%	24.8%
12/31/2018	0.95	555	526	1.25%	-6.6%	12/31/2018	0.95	0	0	1.00%	-6.3%	12/31/2018	0.95	0	0	0.75%	-6.1%
12/31/2017	1.01	0	0	1.25%	1.4%	12/31/2017	1.02	0	0	1.00%	1.6%	12/31/2017	1.02	0	0	0.75%	1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	0.50%	25.1%	12/31/2019	$1.21	0	$0	0.25%	25.4%	12/31/2019	$1.21	0	$0	0.00%	25.7%
12/31/2018	0.96	0	0	0.50%	-5.9%	12/31/2018	0.96	0	0	0.25%	-5.6%	12/31/2018	0.97	0	0	0.00%	-5.4%
12/31/2017	1.02	0	0	0.50%	1.8%	12/31/2017	1.02	0	0	0.25%	2.0%	12/31/2017	1.02	0	0	0.00%	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.4%
2018	2.9%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Small Cap Value Fund R6 Class - 06-FYT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$301,081	$318,099	13,358
Receivables: investments sold	13,783
Payables: investments purchased	-
Net assets	$314,864

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$314,864	316,320	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$314,864	316,320

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,609
Mortality & expense charges	(5,444)
Net investment income (loss)	(1,835)

Gain (loss) on investments:
Net realized gain (loss)	(29,719)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	95,780
Net gain (loss)	66,061

Increase (decrease) in net assets from operations	$64,226

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,835)	$223
Net realized gain (loss)	(29,719)	(2,419)
Realized gain distributions	-	11,510
Net change in unrealized appreciation (depreciation)	95,780	(112,798)

Increase (decrease) in net assets from operations	64,226	(103,484)

Contract owner transactions:
Proceeds from units sold	70,416	605,644
Cost of units redeemed	(221,234)	(100,598)
Account charges	(59)	(47)
Increase (decrease)	(150,877)	504,999
Net increase (decrease)	(86,651)	401,515
Net assets, beginning	401,515	-
Net assets, ending	$314,864	$401,515

Units sold	72,968	560,862
Units redeemed	(224,805)	(92,705)
Net increase (decrease)	(151,837)	468,157
Units outstanding, beginning	468,157	-
Units outstanding, ending	316,320	468,157

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$676,060
Cost of units redeemed/account charges	(321,938)
Net investment income (loss)	(1,612)
Net realized gain (loss)	(32,138)
Realized gain distributions	11,510
Net change in unrealized appreciation (depreciation)	(17,018)
Net assets	$314,864

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.00	316	$315	1.25%	16.1%	12/31/2019	$1.00	0	$0	1.00%	16.4%	12/31/2019	$1.01	0	$0	0.75%	16.6%
12/31/2018	0.86	468	402	1.25%	-21.5%	12/31/2018	0.86	0	0	1.00%	-21.3%	12/31/2018	0.86	0	0	0.75%	-21.1%
12/31/2017	1.09	0	0	1.25%	9.2%	12/31/2017	1.09	0	0	1.00%	9.3%	12/31/2017	1.09	0	0	0.75%	9.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	0	$0	0.50%	16.9%	12/31/2019	$1.02	0	$0	0.25%	17.2%	12/31/2019	$1.03	0	$0	0.00%	17.5%
12/31/2018	0.87	0	0	0.50%	-20.9%	12/31/2018	0.87	0	0	0.25%	-20.7%	12/31/2018	0.87	0	0	0.00%	-20.5%
12/31/2017	1.10	0	0	0.50%	9.6%	12/31/2017	1.10	0	0	0.25%	9.8%	12/31/2017	1.10	0	0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.0%
2018	1.9%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Mid Cap Growth Opportunities Fund R6 Class - 06-3KX (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	1.25%	32.3%	12/31/2019	$1.17	0	$0	1.00%	32.6%	12/31/2019	$1.17	0	$0	0.75%	32.9%
12/31/2018	0.88	0	0	1.25%	-12.0%	12/31/2018	0.88	0	0	1.00%	-12.0%	12/31/2018	0.88	0	0	0.75%	-12.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	33.3%	12/31/2019	$1.18	0	$0	0.25%	33.6%	12/31/2019	$1.18	0	$0	0.00%	33.9%
12/31/2018	0.88	0	0	0.50%	-11.9%	12/31/2018	0.88	0	0	0.25%	-11.9%	12/31/2018	0.88	0	0	0.00%	-11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Mid Cap Value Fund R6 Class - 06-3JK (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.02	0	$0	1.25%	25.6%	12/31/2019	$1.02	0	$0	1.00%	25.9%	12/31/2019	$1.02	0	$0	0.75%	26.2%
12/31/2018	0.81	0	0	1.25%	-19.2%	12/31/2018	0.81	0	0	1.00%	-19.1%	12/31/2018	0.81	0	0	0.75%	-19.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	0	$0	0.50%	26.6%	12/31/2019	$1.03	0	$0	0.25%	26.9%	12/31/2019	$1.03	0	$0	0.00%	27.2%
12/31/2018	0.81	0	0	0.50%	-19.0%	12/31/2018	0.81	0	0	0.25%	-18.9%	12/31/2018	0.81	0	0	0.00%	-18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen Mid Cap Value Fund A Class - 06-234
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,318,700	$1,163,729	30,661
Receivables: investments sold	-
Payables: investments purchased	(5,482)
Net assets	$1,313,218

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,313,218	646,334	$2.03
Band 100	-	-	2.10
Band 75	-	-	2.17
Band 50	-	-	2.24
Band 25	-	-	2.32
Band 0	-	-	2.40
Total	$1,313,218	646,334

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$11,667
Mortality & expense charges	(15,227)
Net investment income (loss)	(3,560)

Gain (loss) on investments:
Net realized gain (loss)	7,663
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	253,977
Net gain (loss)	261,640

Increase (decrease) in net assets from operations	$258,080

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,560)	$(9,532)
Net realized gain (loss)	7,663	3,349
Realized gain distributions	-	36,746
Net change in unrealized appreciation (depreciation)	253,977	(179,050)

Increase (decrease) in net assets from operations	258,080	(148,487)

Contract owner transactions:
Proceeds from units sold	243,040	234,303
Cost of units redeemed	(86,239)	(68,291)
Account charges	(7)	-
Increase (decrease)	156,794	166,012
Net increase (decrease)	414,874	17,525
Net assets, beginning	898,344	880,819
Net assets, ending	$1,313,218	$898,344

Units sold	136,775	123,808
Units redeemed	(43,628)	(37,061)
Net increase (decrease)	93,147	86,747
Units outstanding, beginning	553,187	466,440
Units outstanding, ending	646,334	553,187

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,469,263
Cost of units redeemed/account charges	(428,030)
Net investment income (loss)	(19,189)
Net realized gain (loss)	19,805
Realized gain distributions	116,398
Net change in unrealized appreciation (depreciation)	154,971
Net assets	$1,313,218

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.03	646	$1,313	1.25%	25.1%	12/31/2019	$2.10	0	$0	1.00%	25.4%	12/31/2019	$2.17	0	$0	0.75%	25.7%
12/31/2018	1.62	553	898	1.25%	-14.0%	12/31/2018	1.67	0	0	1.00%	-13.8%	12/31/2018	1.73	0	0	0.75%	-13.6%
12/31/2017	1.89	466	881	1.25%	17.7%	12/31/2017	1.94	0	0	1.00%	18.0%	12/31/2017	2.00	0	0	0.75%	18.3%
12/31/2016	1.60	293	471	1.25%	14.4%	12/31/2016	1.65	0	0	1.00%	14.7%	12/31/2016	1.69	0	0	0.75%	14.9%
12/31/2015	1.40	172	242	1.25%	-4.8%	12/31/2015	1.44	0	0	1.00%	-4.5%	12/31/2015	1.47	0	0	0.75%	-4.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.24	0	$0	0.50%	26.1%	12/31/2019	$2.32	0	$0	0.25%	26.4%	12/31/2019	$2.40	0	$0	0.00%	26.7%
12/31/2018	1.78	0	0	0.50%	-13.4%	12/31/2018	1.83	0	0	0.25%	-13.1%	12/31/2018	1.89	0	0	0.00%	-12.9%
12/31/2017	2.05	0	0	0.50%	18.6%	12/31/2017	2.11	0	0	0.25%	18.9%	12/31/2017	2.17	0	0	0.00%	19.2%
12/31/2016	1.73	0	0	0.50%	15.2%	12/31/2016	1.78	0	0	0.25%	15.5%	12/31/2016	1.82	0	0	0.00%	15.8%
12/31/2015	1.50	0	0	0.50%	-4.0%	12/31/2015	1.54	0	0	0.25%	-3.8%	12/31/2015	1.57	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	0.3%
2017	0.8%
2016	1.1%
2015	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Nuveen International Growth Fund R3 Class - 06-CMJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,317	$12,953	305
Receivables: investments sold	12
Payables: investments purchased	-
Net assets	$14,329

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,329	11,140	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$14,329	11,140

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3
Mortality & expense charges	(320)
Net investment income (loss)	(317)

Gain (loss) on investments:
Net realized gain (loss)	2,891
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,364
Net gain (loss)	4,255

Increase (decrease) in net assets from operations	$3,938

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(317)	$-
Net realized gain (loss)	2,891	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,364	-

Increase (decrease) in net assets from operations	3,938	-

Contract owner transactions:
Proceeds from units sold	17,153	-
Cost of units redeemed	(6,762)	-
Account charges	-	-
Increase (decrease)	10,391	-
Net increase (decrease)	14,329	-
Net assets, beginning	-	-
Net assets, ending	$14,329	$-

Units sold	393,703	-
Units redeemed	(382,563)	-
Net increase (decrease)	11,140	-
Units outstanding, beginning	-	-
Units outstanding, ending	11,140	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$17,153
Cost of units redeemed/account charges	(6,762)
Net investment income (loss)	(317)
Net realized gain (loss)	2,891
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,364
Net assets	$14,329

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	11	$14	1.25%	27.9%	12/31/2019	$1.30	0	$0	1.00%	28.2%	12/31/2019	$1.31	0	$0	0.75%	28.5%
12/31/2018	1.01	0	0	1.25%	-21.4%	12/31/2018	1.01	0	0	1.00%	-21.2%	12/31/2018	1.02	0	0	0.75%	-21.0%
12/31/2017	1.28	0	0	1.25%	35.5%	12/31/2017	1.29	0	0	1.00%	35.8%	12/31/2017	1.29	0	0	0.75%	36.2%
12/31/2016	0.94	0	0	1.25%	-5.5%	12/31/2016	0.95	0	0	1.00%	-5.4%	12/31/2016	0.95	0	0	0.75%	-5.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.32	0	$0	0.50%	28.8%	12/31/2019	$1.33	0	$0	0.25%	29.2%	12/31/2019	$1.35	0	$0	0.00%	29.5%
12/31/2018	1.03	0	0	0.50%	-20.8%	12/31/2018	1.03	0	0	0.25%	-20.6%	12/31/2018	1.04	0	0	0.00%	-20.4%
12/31/2017	1.30	0	0	0.50%	36.5%	12/31/2017	1.30	0	0	0.25%	36.9%	12/31/2017	1.31	0	0	0.00%	37.2%
12/31/2016	0.95	0	0	0.50%	-5.1%	12/31/2016	0.95	0	0	0.25%	-4.9%	12/31/2016	0.95	0	0	0.00%	-4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Oakmark Equity and Income Fund I Class - 06-725 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.79
Band 100	-	-	1.84
Band 75	-	-	1.90
Band 50	-	-	1.95
Band 25	-	-	2.01
Band 0	-	-	2.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.79	0	$0	1.25%	17.8%	12/31/2019	$1.84	0	$0	1.00%	18.1%	12/31/2019	$1.90	0	$0	0.75%	18.4%
12/31/2018	1.52	0	0	1.25%	-9.5%	12/31/2018	1.56	0	0	1.00%	-9.2%	12/31/2018	1.60	0	0	0.75%	-9.0%
12/31/2017	1.68	0	0	1.25%	13.0%	12/31/2017	1.72	0	0	1.00%	13.3%	12/31/2017	1.76	0	0	0.75%	13.6%
12/31/2016	1.48	0	0	1.25%	9.6%	12/31/2016	1.52	0	0	1.00%	9.9%	12/31/2016	1.55	0	0	0.75%	10.1%
12/31/2015	1.35	0	0	1.25%	-5.8%	12/31/2015	1.38	0	0	1.00%	-5.5%	12/31/2015	1.41	0	0	0.75%	-5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.95	0	$0	0.50%	18.7%	12/31/2019	$2.01	0	$0	0.25%	19.0%	12/31/2019	$2.07	0	$0	0.00%	19.3%
12/31/2018	1.65	0	0	0.50%	-8.8%	12/31/2018	1.69	0	0	0.25%	-8.6%	12/31/2018	1.74	0	0	0.00%	-8.3%
12/31/2017	1.80	0	0	0.50%	13.9%	12/31/2017	1.85	0	0	0.25%	14.2%	12/31/2017	1.89	0	0	0.00%	14.5%
12/31/2016	1.58	0	0	0.50%	10.4%	12/31/2016	1.62	0	0	0.25%	10.7%	12/31/2016	1.65	0	0	0.00%	11.0%
12/31/2015	1.44	0	0	0.50%	-5.1%	12/31/2015	1.46	0	0	0.25%	-4.8%	12/31/2015	1.49	0	0	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Oakmark Equity and Income Fund Institutional Class - 06-3XM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$154,361	$158,922	5,230
Receivables: investments sold	-
Payables: investments purchased	(850)
Net assets	$153,511

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$153,511	139,327	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$153,511	139,327

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,745
Mortality & expense charges	(924)
Net investment income (loss)	1,821

Gain (loss) on investments:
Net realized gain (loss)	6
Realized gain distributions	10,345
Net change in unrealized appreciation (depreciation)	(4,561)
Net gain (loss)	5,790

Increase (decrease) in net assets from operations	$7,611

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,821	$-
Net realized gain (loss)	6	-
Realized gain distributions	10,345	-
Net change in unrealized appreciation (depreciation)	(4,561)	-

Increase (decrease) in net assets from operations	7,611	-

Contract owner transactions:
Proceeds from units sold	299,648	-
Cost of units redeemed	(153,748)	-
Account charges	-	-
Increase (decrease)	145,900	-
Net increase (decrease)	153,511	-
Net assets, beginning	-	-
Net assets, ending	$153,511	$-

Units sold	285,772	-
Units redeemed	(146,445)	-
Net increase (decrease)	139,327	-
Units outstanding, beginning	-	-
Units outstanding, ending	139,327	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$299,648
Cost of units redeemed/account charges	(153,748)
Net investment income (loss)	1,821
Net realized gain (loss)	6
Realized gain distributions	10,345
Net change in unrealized appreciation (depreciation)	(4,561)
Net assets	$153,511

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	139	$154	1.25%	10.2%	12/31/2019	$1.10	0	$0	1.00%	10.3%	12/31/2019	$1.11	0	$0	0.75%	10.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	10.7%	12/31/2019	$1.11	0	$0	0.25%	10.8%	12/31/2019	$1.11	0	$0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Developing Markets Fund Y Class - 06-571
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,423,877	$5,382,900	140,448
Receivables: investments sold	-
Payables: investments purchased	(19,413)
Net assets	$6,404,464

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,404,464	4,705,981	$1.36
Band 100	-	-	1.39
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.47
Band 0	-	-	1.50
Total	$6,404,464	4,705,981

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$33,819
Mortality & expense charges	(83,930)
Net investment income (loss)	(50,111)

Gain (loss) on investments:
Net realized gain (loss)	285,569
Realized gain distributions	124,427
Net change in unrealized appreciation (depreciation)	957,268
Net gain (loss)	1,367,264

Increase (decrease) in net assets from operations	$1,317,153

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(50,111)	$(87,064)
Net realized gain (loss)	285,569	663,049
Realized gain distributions	124,427	-
Net change in unrealized appreciation (depreciation)	957,268	(1,896,933)

Increase (decrease) in net assets from operations	1,317,153	(1,320,948)

Contract owner transactions:
Proceeds from units sold	1,438,699	2,185,138
Cost of units redeemed	(2,716,682)	(5,654,887)
Account charges	(3,402)	(4,078)
Increase (decrease)	(1,281,385)	(3,473,827)
Net increase (decrease)	35,768	(4,794,775)
Net assets, beginning	6,368,696	11,163,471
Net assets, ending	$6,404,464	$6,368,696

Units sold	1,150,819	1,907,874
Units redeemed	(2,189,933)	(4,919,287)
Net increase (decrease)	(1,039,114)	(3,011,413)
Units outstanding, beginning	5,745,095	8,756,508
Units outstanding, ending	4,705,981	5,745,095

* Date of Fund Inception into Variable Account: 2 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$40,112,646
Cost of units redeemed/account charges	(36,344,864)
Net investment income (loss)	(294,495)
Net realized gain (loss)	1,461,155
Realized gain distributions	429,045
Net change in unrealized appreciation (depreciation)	1,040,977
Net assets	$6,404,464

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	4,706	$6,404	1.25%	22.8%	12/31/2019	$1.39	0	$0	1.00%	23.1%	12/31/2019	$1.42	0	$0	0.75%	23.4%
12/31/2018	1.11	5,745	6,369	1.25%	-13.0%	12/31/2018	1.13	0	0	1.00%	-12.8%	12/31/2018	1.15	0	0	0.75%	-12.6%
12/31/2017	1.27	8,757	11,163	1.25%	33.4%	12/31/2017	1.29	0	0	1.00%	33.8%	12/31/2017	1.31	0	0	0.75%	34.1%
12/31/2016	0.96	11,385	10,877	1.25%	5.8%	12/31/2016	0.97	0	0	1.00%	6.1%	12/31/2016	0.98	0	0	0.75%	6.4%
12/31/2015	0.90	9,593	8,660	1.25%	-14.9%	12/31/2015	0.91	0	0	1.00%	-14.7%	12/31/2015	0.92	0	0	0.75%	-14.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.44	0	$0	0.50%	23.7%	12/31/2019	$1.47	0	$0	0.25%	24.0%	12/31/2019	$1.50	0	$0	0.00%	24.3%
12/31/2018	1.17	0	0	0.50%	-12.4%	12/31/2018	1.19	0	0	0.25%	-12.2%	12/31/2018	1.21	0	0	0.00%	-11.9%
12/31/2017	1.33	0	0	0.50%	34.4%	12/31/2017	1.35	0	0	0.25%	34.8%	12/31/2017	1.37	0	0	0.00%	35.1%
12/31/2016	0.99	0	0	0.50%	6.6%	12/31/2016	1.00	0	0	0.25%	6.9%	12/31/2016	1.02	5,562	5,647	0.00%	7.2%
12/31/2015	0.93	0	0	0.50%	-14.3%	12/31/2015	0.94	0	0	0.25%	-14.1%	12/31/2015	0.95	5,372	5,089	0.00%	-13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.5%
2018	0.4%
2017	0.5%
2016	0.6%
2015	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Global Fund A Class - 06-763
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,212,531	$1,887,750	23,058
Receivables: investments sold	-
Payables: investments purchased	(491)
Net assets	$2,212,040

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$288,203	138,285	$2.08
Band 100	162,878	76,771	2.12
Band 75	-	-	2.16
Band 50	1,760,959	800,965	2.20
Band 25	-	-	2.24
Band 0	-	-	2.28
Total	$2,212,040	1,016,021

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$11,659
Mortality & expense charges	(13,848)
Net investment income (loss)	(2,189)

Gain (loss) on investments:
Net realized gain (loss)	18,855
Realized gain distributions	18,081
Net change in unrealized appreciation (depreciation)	534,214
Net gain (loss)	571,150

Increase (decrease) in net assets from operations	$568,961

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,189)	$(7,647)
Net realized gain (loss)	18,855	78,652
Realized gain distributions	18,081	221,515
Net change in unrealized appreciation (depreciation)	534,214	(630,438)

Increase (decrease) in net assets from operations	568,961	(337,918)

Contract owner transactions:
Proceeds from units sold	678,849	158,343
Cost of units redeemed	(1,012,121)	(590,276)
Account charges	(585)	(762)
Increase (decrease)	(333,857)	(432,695)
Net increase (decrease)	235,104	(770,613)
Net assets, beginning	1,976,936	2,747,549
Net assets, ending	$2,212,040	$1,976,936

Units sold	355,601	84,818
Units redeemed	(528,198)	(317,438)
Net increase (decrease)	(172,597)	(232,620)
Units outstanding, beginning	1,188,618	1,421,238
Units outstanding, ending	1,016,021	1,188,618

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,233,800
Cost of units redeemed/account charges	(4,317,938)
Net investment income (loss)	13,404
Net realized gain (loss)	342,350
Realized gain distributions	615,643
Net change in unrealized appreciation (depreciation)	324,781
Net assets	$2,212,040

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.08	138	$288	1.25%	29.9%	12/31/2019	$2.12	77	$163	1.00%	30.3%	12/31/2019	$2.16	0	$0	0.75%	30.6%
12/31/2018	1.60	199	319	1.25%	-14.6%	12/31/2018	1.63	85	139	1.00%	-14.4%	12/31/2018	1.65	0	0	0.75%	-14.2%
12/31/2017	1.88	287	539	1.25%	34.6%	12/31/2017	1.90	132	252	1.00%	34.9%	12/31/2017	1.93	0	0	0.75%	35.2%
12/31/2016	1.40	257	359	1.25%	-1.1%	12/31/2016	1.41	145	204	1.00%	-0.8%	12/31/2016	1.43	0	0	0.75%	-0.6%
12/31/2015	1.41	315	444	1.25%	2.6%	12/31/2015	1.42	188	268	1.00%	2.9%	12/31/2015	1.43	0	0	0.75%	3.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.20	801	$1,761	0.50%	30.9%	12/31/2019	$2.24	0	$0	0.25%	31.2%	12/31/2019	$2.28	0	$0	0.00%	31.6%
12/31/2018	1.68	905	1,520	0.50%	-14.0%	12/31/2018	1.71	0	0	0.25%	-13.8%	12/31/2018	1.73	0	0	0.00%	-13.6%
12/31/2017	1.95	1,002	1,957	0.50%	35.6%	12/31/2017	1.98	0	0	0.25%	35.9%	12/31/2017	2.00	0	0	0.00%	36.2%
12/31/2016	1.44	1,082	1,559	0.50%	-0.3%	12/31/2016	1.46	0	0	0.25%	-0.1%	12/31/2016	1.47	0	0	0.00%	0.2%
12/31/2015	1.45	1,124	1,625	0.50%	3.4%	12/31/2015	1.46	0	0	0.25%	3.6%	12/31/2015	1.47	8	12	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.6%
2018	0.4%
2017	0.6%
2016	0.7%
2015	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Global Fund Y Class - 06-752
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,827,332	$1,552,112	18,796
Receivables: investments sold	-
Payables: investments purchased	(19,646)
Net assets	$1,807,686

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,807,686	852,686	$2.12
Band 100	-	-	2.16
Band 75	-	-	2.20
Band 50	-	-	2.24
Band 25	-	-	2.28
Band 0	-	-	2.32
Total	$1,807,686	852,686

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$9,583
Mortality & expense charges	(20,849)
Net investment income (loss)	(11,266)

Gain (loss) on investments:
Net realized gain (loss)	11,651
Realized gain distributions	14,861
Net change in unrealized appreciation (depreciation)	405,029
Net gain (loss)	431,541

Increase (decrease) in net assets from operations	$420,275

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,266)	$(10,899)
Net realized gain (loss)	11,651	141,650
Realized gain distributions	14,861	127,672
Net change in unrealized appreciation (depreciation)	405,029	(451,095)

Increase (decrease) in net assets from operations	420,275	(192,672)

Contract owner transactions:
Proceeds from units sold	414,437	417,770
Cost of units redeemed	(217,885)	(619,351)
Account charges	(1,430)	(1,270)
Increase (decrease)	195,122	(202,851)
Net increase (decrease)	615,397	(395,523)
Net assets, beginning	1,192,289	1,587,812
Net assets, ending	$1,807,686	$1,192,289

Units sold	232,994	219,414
Units redeemed	(112,749)	(321,552)
Net increase (decrease)	120,245	(102,138)
Units outstanding, beginning	732,441	834,579
Units outstanding, ending	852,686	732,441

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,299,775
Cost of units redeemed/account charges	(2,195,291)
Net investment income (loss)	(29,810)
Net realized gain (loss)	169,349
Realized gain distributions	288,443
Net change in unrealized appreciation (depreciation)	275,220
Net assets	$1,807,686

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.12	853	$1,808	1.25%	30.2%	12/31/2019	$2.16	0	$0	1.00%	30.6%	12/31/2019	$2.20	0	$0	0.75%	30.9%
12/31/2018	1.63	732	1,192	1.25%	-14.4%	12/31/2018	1.65	0	0	1.00%	-14.2%	12/31/2018	1.68	0	0	0.75%	-14.0%
12/31/2017	1.90	835	1,588	1.25%	34.9%	12/31/2017	1.93	0	0	1.00%	35.2%	12/31/2017	1.95	0	0	0.75%	35.6%
12/31/2016	1.41	778	1,098	1.25%	-0.8%	12/31/2016	1.43	0	0	1.00%	-0.6%	12/31/2016	1.44	0	0	0.75%	-0.4%
12/31/2015	1.42	542	772	1.25%	2.8%	12/31/2015	1.43	0	0	1.00%	3.1%	12/31/2015	1.45	0	0	0.75%	3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.24	0	$0	0.50%	31.2%	12/31/2019	$2.28	0	$0	0.25%	31.5%	12/31/2019	$2.32	0	$0	0.00%	31.9%
12/31/2018	1.70	0	0	0.50%	-13.8%	12/31/2018	1.73	0	0	0.25%	-13.6%	12/31/2018	1.76	0	0	0.00%	-13.4%
12/31/2017	1.98	0	0	0.50%	35.9%	12/31/2017	2.00	0	0	0.25%	36.2%	12/31/2017	2.03	0	0	0.00%	36.6%
12/31/2016	1.45	0	0	0.50%	-0.1%	12/31/2016	1.47	0	0	0.25%	0.1%	12/31/2016	1.49	0	0	0.00%	0.4%
12/31/2015	1.46	0	0	0.50%	3.6%	12/31/2015	1.47	0	0	0.25%	3.9%	12/31/2015	1.48	0	0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.6%
2018	0.7%
2017	0.9%
2016	1.1%
2015	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Global Opportunities Fund A Class - 06-556
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,287,201	$1,173,702	20,938
Receivables: investments sold	-
Payables: investments purchased	(5,531)
Net assets	$1,281,670

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,281,670	507,416	$2.53
Band 100	-	-	2.58
Band 75	-	-	2.64
Band 50	-	-	2.71
Band 25	-	-	2.77
Band 0	-	-	2.83
Total	$1,281,670	507,416

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(15,726)
Net investment income (loss)	(15,726)

Gain (loss) on investments:
Net realized gain (loss)	19,875
Realized gain distributions	74,837
Net change in unrealized appreciation (depreciation)	190,812
Net gain (loss)	285,524

Increase (decrease) in net assets from operations	$269,798

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(15,726)	$(19,741)
Net realized gain (loss)	19,875	223,596
Realized gain distributions	74,837	96,531
Net change in unrealized appreciation (depreciation)	190,812	(554,237)

Increase (decrease) in net assets from operations	269,798	(253,851)

Contract owner transactions:
Proceeds from units sold	374,940	423,946
Cost of units redeemed	(344,705)	(692,282)
Account charges	(1,335)	(1,078)
Increase (decrease)	28,900	(269,414)
Net increase (decrease)	298,698	(523,265)
Net assets, beginning	982,972	1,506,237
Net assets, ending	$1,281,670	$982,972

Units sold	249,550	163,778
Units redeemed	(233,229)	(281,351)
Net increase (decrease)	16,321	(117,573)
Units outstanding, beginning	491,095	608,668
Units outstanding, ending	507,416	491,095

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,963,336
Cost of units redeemed/account charges	(3,635,702)
Net investment income (loss)	(81,063)
Net realized gain (loss)	643,692
Realized gain distributions	277,908
Net change in unrealized appreciation (depreciation)	113,499
Net assets	$1,281,670

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.53	507	$1,282	1.25%	26.2%	12/31/2019	$2.58	0	$0	1.00%	26.5%	12/31/2019	$2.64	0	$0	0.75%	26.8%
12/31/2018	2.00	491	983	1.25%	-19.1%	12/31/2018	2.04	0	0	1.00%	-18.9%	12/31/2018	2.09	0	0	0.75%	-18.7%
12/31/2017	2.47	609	1,506	1.25%	50.6%	12/31/2017	2.52	0	0	1.00%	51.0%	12/31/2017	2.56	0	0	0.75%	51.4%
12/31/2016	1.64	587	964	1.25%	9.3%	12/31/2016	1.67	0	0	1.00%	9.6%	12/31/2016	1.69	0	0	0.75%	9.9%
12/31/2015	1.50	659	990	1.25%	12.5%	12/31/2015	1.52	0	0	1.00%	12.8%	12/31/2015	1.54	0	0	0.75%	13.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.71	0	$0	0.50%	27.1%	12/31/2019	$2.77	0	$0	0.25%	27.5%	12/31/2019	$2.83	0	$0	0.00%	27.8%
12/31/2018	2.13	0	0	0.50%	-18.5%	12/31/2018	2.17	0	0	0.25%	-18.3%	12/31/2018	2.22	0	0	0.00%	-18.1%
12/31/2017	2.61	0	0	0.50%	51.8%	12/31/2017	2.66	0	0	0.25%	52.1%	12/31/2017	2.71	0	0	0.00%	52.5%
12/31/2016	1.72	0	0	0.50%	10.1%	12/31/2016	1.75	0	0	0.25%	10.4%	12/31/2016	1.77	0	0	0.00%	10.7%
12/31/2015	1.56	0	0	0.50%	13.4%	12/31/2015	1.58	0	0	0.25%	13.6%	12/31/2015	1.60	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.3%
2015	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Global Opportunities Fund Y Class - 06-843
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$200,073	$191,045	3,168
Receivables: investments sold	-
Payables: investments purchased	(2,400)
Net assets	$197,673

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$197,673	70,740	$2.79
Band 100	-	-	2.84
Band 75	-	-	2.90
Band 50	-	-	2.95
Band 25	-	-	3.00
Band 0	-	-	3.05
Total	$197,673	70,740

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(3,375)
Net investment income (loss)	(3,375)

Gain (loss) on investments:
Net realized gain (loss)	(93,562)
Realized gain distributions	11,327
Net change in unrealized appreciation (depreciation)	172,748
Net gain (loss)	90,513

Increase (decrease) in net assets from operations	$87,138

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,375)	$(7,437)
Net realized gain (loss)	(93,562)	93,709
Realized gain distributions	11,327	40,708
Net change in unrealized appreciation (depreciation)	172,748	(251,983)

Increase (decrease) in net assets from operations	87,138	(125,003)

Contract owner transactions:
Proceeds from units sold	66,365	663,434
Cost of units redeemed	(406,906)	(479,456)
Account charges	(195)	(1,862)
Increase (decrease)	(340,736)	182,116
Net increase (decrease)	(253,598)	57,113
Net assets, beginning	451,271	394,158
Net assets, ending	$197,673	$451,271

Units sold	26,473	240,626
Units redeemed	(160,064)	(180,966)
Net increase (decrease)	(133,591)	59,660
Units outstanding, beginning	204,331	144,671
Units outstanding, ending	70,740	204,331

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,397,034
Cost of units redeemed/account charges	(1,325,950)
Net investment income (loss)	(17,344)
Net realized gain (loss)	59,102
Realized gain distributions	75,803
Net change in unrealized appreciation (depreciation)	9,028
Net assets	$197,673

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.79	71	$198	1.25%	26.5%	12/31/2019	$2.84	0	$0	1.00%	26.8%	12/31/2019	$2.90	0	$0	0.75%	27.2%
12/31/2018	2.21	204	451	1.25%	-18.9%	12/31/2018	2.24	0	0	1.00%	-18.7%	12/31/2018	2.28	0	0	0.75%	-18.5%
12/31/2017	2.72	145	394	1.25%	51.0%	12/31/2017	2.76	0	0	1.00%	51.4%	12/31/2017	2.80	0	0	0.75%	51.8%
12/31/2016	1.80	110	198	1.25%	9.6%	12/31/2016	1.82	0	0	1.00%	9.9%	12/31/2016	1.84	0	0	0.75%	10.1%
12/31/2015	1.65	108	178	1.25%	12.8%	12/31/2015	1.66	0	0	1.00%	13.1%	12/31/2015	1.67	0	0	0.75%	13.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.95	0	$0	0.50%	27.5%	12/31/2019	$3.00	0	$0	0.25%	27.8%	12/31/2019	$3.05	0	$0	0.00%	28.1%
12/31/2018	2.31	0	0	0.50%	-18.3%	12/31/2018	2.35	0	0	0.25%	-18.1%	12/31/2018	2.38	0	0	0.00%	-17.9%
12/31/2017	2.83	0	0	0.50%	52.2%	12/31/2017	2.87	0	0	0.25%	52.6%	12/31/2017	2.90	0	0	0.00%	52.9%
12/31/2016	1.86	0	0	0.50%	10.4%	12/31/2016	1.88	0	0	0.25%	10.7%	12/31/2016	1.90	0	0	0.00%	11.0%
12/31/2015	1.69	0	0	0.50%	13.7%	12/31/2015	1.70	0	0	0.25%	13.9%	12/31/2015	1.71	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.6%
2015	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Global Strategic Income Fund A Class - 06-288
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$530,718	$543,778	141,326
Receivables: investments sold	3,494
Payables: investments purchased	-
Net assets	$534,212

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$534,212	373,282	$1.43
Band 100	-	-	1.48
Band 75	-	-	1.52
Band 50	-	-	1.57
Band 25	-	-	1.62
Band 0	-	-	1.68
Total	$534,212	373,282

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$22,661
Mortality & expense charges	(6,150)
Net investment income (loss)	16,511

Gain (loss) on investments:
Net realized gain (loss)	(4,365)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	29,763
Net gain (loss)	25,398

Increase (decrease) in net assets from operations	$41,909

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$16,511	$28,082
Net realized gain (loss)	(4,365)	(32,186)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	29,763	(41,037)

Increase (decrease) in net assets from operations	41,909	(45,141)

Contract owner transactions:
Proceeds from units sold	130,158	67,222
Cost of units redeemed	(82,054)	(545,622)
Account charges	(245)	(343)
Increase (decrease)	47,859	(478,743)
Net increase (decrease)	89,768	(523,884)
Net assets, beginning	444,444	968,328
Net assets, ending	$534,212	$444,444

Units sold	92,671	49,609
Units redeemed	(58,645)	(405,968)
Net increase (decrease)	34,026	(356,359)
Units outstanding, beginning	339,256	695,615
Units outstanding, ending	373,282	339,256

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$7,283,584
Cost of units redeemed/account charges	(7,018,001)
Net investment income (loss)	319,799
Net realized gain (loss)	(38,110)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(13,060)
Net assets	$534,212

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.43	373	$534	1.25%	9.2%	12/31/2019	$1.48	0	$0	1.00%	9.5%	12/31/2019	$1.52	0	$0	0.75%	9.8%
12/31/2018	1.31	339	444	1.25%	-5.9%	12/31/2018	1.35	0	0	1.00%	-5.7%	12/31/2018	1.39	0	0	0.75%	-5.4%
12/31/2017	1.39	696	968	1.25%	4.9%	12/31/2017	1.43	0	0	1.00%	5.2%	12/31/2017	1.47	0	0	0.75%	5.4%
12/31/2016	1.33	733	972	1.25%	5.1%	12/31/2016	1.36	0	0	1.00%	5.3%	12/31/2016	1.39	0	0	0.75%	5.6%
12/31/2015	1.26	719	908	1.25%	-3.6%	12/31/2015	1.29	0	0	1.00%	-3.3%	12/31/2015	1.32	0	0	0.75%	-3.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.57	0	$0	0.50%	10.1%	12/31/2019	$1.62	0	$0	0.25%	10.3%	12/31/2019	$1.68	0	$0	0.00%	10.6%
12/31/2018	1.43	0	0	0.50%	-5.2%	12/31/2018	1.47	0	0	0.25%	-4.9%	12/31/2018	1.51	0	0	0.00%	-4.7%
12/31/2017	1.51	0	0	0.50%	5.7%	12/31/2017	1.55	0	0	0.25%	6.0%	12/31/2017	1.59	0	0	0.00%	6.2%
12/31/2016	1.43	0	0	0.50%	5.8%	12/31/2016	1.46	0	0	0.25%	6.1%	12/31/2016	1.50	62	93	0.00%	6.4%
12/31/2015	1.35	0	0	0.50%	-2.8%	12/31/2015	1.38	0	0	0.25%	-2.6%	12/31/2015	1.41	61	86	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.6%
2018	5.3%
2017	4.3%
2016	4.0%
2015	3.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Global Strategic Income Fund Y Class - 06-751
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$400,635	$411,065	106,105
Receivables: investments sold	443
Payables: investments purchased	-
Net assets	$401,078

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$401,078	354,830	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.21
Band 0	-	-	1.24
Total	$401,078	354,830

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$17,863
Mortality & expense charges	(4,612)
Net investment income (loss)	13,251

Gain (loss) on investments:
Net realized gain (loss)	(963)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	20,255
Net gain (loss)	19,292

Increase (decrease) in net assets from operations	$32,543

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$13,251	$12,894
Net realized gain (loss)	(963)	(1,187)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	20,255	(30,680)

Increase (decrease) in net assets from operations	32,543	(18,973)

Contract owner transactions:
Proceeds from units sold	53,598	89,393
Cost of units redeemed	(18,623)	(56,935)
Account charges	(4)	(10)
Increase (decrease)	34,971	32,448
Net increase (decrease)	67,514	13,475
Net assets, beginning	333,564	320,089
Net assets, ending	$401,078	$333,564

Units sold	48,847	83,305
Units redeemed	(17,161)	(52,679)
Net increase (decrease)	31,686	30,626
Units outstanding, beginning	323,144	292,518
Units outstanding, ending	354,830	323,144

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$674,236
Cost of units redeemed/account charges	(306,026)
Net investment income (loss)	51,794
Net realized gain (loss)	(8,496)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(10,430)
Net assets	$401,078

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	355	$401	1.25%	9.5%	12/31/2019	$1.15	0	$0	1.00%	9.8%	12/31/2019	$1.17	0	$0	0.75%	10.1%
12/31/2018	1.03	323	334	1.25%	-5.7%	12/31/2018	1.05	0	0	1.00%	-5.4%	12/31/2018	1.06	0	0	0.75%	-5.2%
12/31/2017	1.09	293	320	1.25%	5.2%	12/31/2017	1.11	0	0	1.00%	5.4%	12/31/2017	1.12	0	0	0.75%	5.7%
12/31/2016	1.04	326	339	1.25%	5.3%	12/31/2016	1.05	0	0	1.00%	5.6%	12/31/2016	1.06	0	0	0.75%	5.8%
12/31/2015	0.99	253	250	1.25%	-3.3%	12/31/2015	1.00	0	0	1.00%	-3.1%	12/31/2015	1.00	0	0	0.75%	-2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	0.50%	10.3%	12/31/2019	$1.21	0	$0	0.25%	10.6%	12/31/2019	$1.24	0	$0	0.00%	10.9%
12/31/2018	1.08	0	0	0.50%	-5.0%	12/31/2018	1.10	0	0	0.25%	-4.7%	12/31/2018	1.11	0	0	0.00%	-4.5%
12/31/2017	1.14	0	0	0.50%	5.9%	12/31/2017	1.15	0	0	0.25%	6.2%	12/31/2017	1.17	0	0	0.00%	6.5%
12/31/2016	1.07	0	0	0.50%	6.1%	12/31/2016	1.08	0	0	0.25%	6.4%	12/31/2016	1.10	0	0	0.00%	6.6%
12/31/2015	1.01	0	0	0.50%	-2.6%	12/31/2015	1.02	0	0	0.25%	-2.4%	12/31/2015	1.03	0	0	0.00%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.9%
2018	5.2%
2017	4.5%
2016	4.0%
2015	4.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Gold & Special Minerals Fund A Class - 06-463
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$594,749	$486,398	28,439
Receivables: investments sold	-
Payables: investments purchased	(72)
Net assets	$594,677

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$481,643	665,443	$0.72
Band 100	113,034	152,287	0.74
Band 75	-	-	0.76
Band 50	-	-	0.78
Band 25	-	-	0.80
Band 0	-	-	0.82
Total	$594,677	817,730

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,853
Mortality & expense charges	(6,316)
Net investment income (loss)	(4,463)

Gain (loss) on investments:
Net realized gain (loss)	12,887
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	164,309
Net gain (loss)	177,196

Increase (decrease) in net assets from operations	$172,733

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,463)	$(6,315)
Net realized gain (loss)	12,887	(22,703)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	164,309	(63,676)

Increase (decrease) in net assets from operations	172,733	(92,694)

Contract owner transactions:
Proceeds from units sold	282,450	122,937
Cost of units redeemed	(349,290)	(244,404)
Account charges	(182)	(173)
Increase (decrease)	(67,022)	(121,640)
Net increase (decrease)	105,711	(214,334)
Net assets, beginning	488,966	703,300
Net assets, ending	$594,677	$488,966

Units sold	468,195	239,186
Units redeemed	(620,699)	(464,754)
Net increase (decrease)	(152,504)	(225,568)
Units outstanding, beginning	970,234	1,195,802
Units outstanding, ending	817,730	970,234

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,155,212
Cost of units redeemed/account charges	(2,548,744)
Net investment income (loss)	31,476
Net realized gain (loss)	(163,589)
Realized gain distributions	11,971
Net change in unrealized appreciation (depreciation)	108,351
Net assets	$594,677

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.72	665	$482	1.25%	44.6%	12/31/2019	$0.74	152	$113	1.00%	44.9%	12/31/2019	$0.76	0	$0	0.75%	45.3%
12/31/2018	0.50	694	347	1.25%	-14.2%	12/31/2018	0.51	277	142	1.00%	-14.0%	12/31/2018	0.52	0	0	0.75%	-13.8%
12/31/2017	0.58	760	444	1.25%	15.7%	12/31/2017	0.60	435	259	1.00%	16.0%	12/31/2017	0.61	0	0	0.75%	16.3%
12/31/2016	0.50	1,125	567	1.25%	46.9%	12/31/2016	0.51	187	96	1.00%	47.3%	12/31/2016	0.52	0	0	0.75%	47.6%
12/31/2015	0.34	945	324	1.25%	-24.1%	12/31/2015	0.35	174	61	1.00%	-23.9%	12/31/2015	0.35	0	0	0.75%	-23.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.78	0	$0	0.50%	45.6%	12/31/2019	$0.80	0	$0	0.25%	46.0%	12/31/2019	$0.82	0	$0	0.00%	46.4%
12/31/2018	0.54	0	0	0.50%	-13.6%	12/31/2018	0.55	0	0	0.25%	-13.4%	12/31/2018	0.56	0	0	0.00%	-13.2%
12/31/2017	0.62	0	0	0.50%	16.6%	12/31/2017	0.63	0	0	0.25%	16.9%	12/31/2017	0.65	0	0	0.00%	17.2%
12/31/2016	0.53	0	0	0.50%	48.0%	12/31/2016	0.54	0	0	0.25%	48.4%	12/31/2016	0.55	0	0	0.00%	48.7%
12/31/2015	0.36	0	0	0.50%	-23.5%	12/31/2015	0.36	0	0	0.25%	-23.3%	12/31/2015	0.37	0	0	0.00%	-23.1%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.3%
2018	0.0%
2017	2.9%
2016	8.1%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Gold & Special Minerals Fund Y Class - 06-753
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$590,554	$497,435	28,207
Receivables: investments sold	-
Payables: investments purchased	(1,011)
Net assets	$589,543

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$589,543	858,707	$0.69
Band 100	-	-	0.70
Band 75	-	-	0.71
Band 50	-	-	0.72
Band 25	-	-	0.74
Band 0	-	-	0.75
Total	$589,543	858,707

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,649
Mortality & expense charges	(6,266)
Net investment income (loss)	(3,617)

Gain (loss) on investments:
Net realized gain (loss)	53,987
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	130,323
Net gain (loss)	184,310

Increase (decrease) in net assets from operations	$180,693

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,617)	$(5,870)
Net realized gain (loss)	53,987	(635)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	130,323	(63,318)

Increase (decrease) in net assets from operations	180,693	(69,823)

Contract owner transactions:
Proceeds from units sold	341,883	150,712
Cost of units redeemed	(409,633)	(174,093)
Account charges	(109)	(197)
Increase (decrease)	(67,859)	(23,578)
Net increase (decrease)	112,834	(93,401)
Net assets, beginning	476,709	570,110
Net assets, ending	$589,543	$476,709

Units sold	552,444	305,952
Units redeemed	(699,516)	(334,814)
Net increase (decrease)	(147,072)	(28,862)
Units outstanding, beginning	1,005,779	1,034,641
Units outstanding, ending	858,707	1,005,779

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,784,143
Cost of units redeemed/account charges	(1,320,872)
Net investment income (loss)	23,230
Net realized gain (loss)	9,923
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	93,119
Net assets	$589,543

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.69	859	$590	1.25%	44.9%	12/31/2019	$0.70	0	$0	1.00%	45.2%	12/31/2019	$0.71	0	$0	0.75%	45.6%
12/31/2018	0.47	1,006	477	1.25%	-14.0%	12/31/2018	0.48	0	0	1.00%	-13.8%	12/31/2018	0.49	0	0	0.75%	-13.6%
12/31/2017	0.55	1,035	570	1.25%	15.9%	12/31/2017	0.56	0	0	1.00%	16.2%	12/31/2017	0.57	0	0	0.75%	16.5%
12/31/2016	0.48	863	410	1.25%	47.3%	12/31/2016	0.48	0	0	1.00%	47.7%	12/31/2016	0.49	0	0	0.75%	48.1%
12/31/2015	0.32	532	172	1.25%	-23.9%	12/31/2015	0.33	0	0	1.00%	-23.7%	12/31/2015	0.33	0	0	0.75%	-23.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.72	0	$0	0.50%	45.9%	12/31/2019	$0.74	0	$0	0.25%	46.3%	12/31/2019	$0.75	0	$0	0.00%	46.7%
12/31/2018	0.50	0	0	0.50%	-13.3%	12/31/2018	0.50	0	0	0.25%	-13.1%	12/31/2018	0.51	0	0	0.00%	-12.9%
12/31/2017	0.57	0	0	0.50%	16.8%	12/31/2017	0.58	0	0	0.25%	17.1%	12/31/2017	0.59	0	0	0.00%	17.4%
12/31/2016	0.49	0	0	0.50%	48.4%	12/31/2016	0.50	0	0	0.25%	48.8%	12/31/2016	0.50	0	0	0.00%	49.2%
12/31/2015	0.33	0	0	0.50%	-23.3%	12/31/2015	0.33	0	0	0.25%	-23.1%	12/31/2015	0.34	0	0	0.00%	-22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.5%
2018	0.0%
2017	3.6%
2016	9.5%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer International Bond Fund A Class - 06-297
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,382,680	$1,409,796	248,256
Receivables: investments sold	2,591
Payables: investments purchased	-
Net assets	$1,385,271

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,274,850	1,184,577	$1.08
Band 100	76,988	70,025	1.10
Band 75	-	-	1.12
Band 50	-	-	1.15
Band 25	-	-	1.17
Band 0	33,433	27,925	1.20
Total	$1,385,271	1,282,527

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$66,715
Mortality & expense charges	(16,211)
Net investment income (loss)	50,504

Gain (loss) on investments:
Net realized gain (loss)	(10,620)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	65,623
Net gain (loss)	55,003

Increase (decrease) in net assets from operations	$105,507

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$50,504	$50,228
Net realized gain (loss)	(10,620)	7,585
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	65,623	(170,000)

Increase (decrease) in net assets from operations	105,507	(112,187)

Contract owner transactions:
Proceeds from units sold	169,339	483,670
Cost of units redeemed	(233,274)	(779,311)
Account charges	(756)	(955)
Increase (decrease)	(64,691)	(296,596)
Net increase (decrease)	40,816	(408,783)
Net assets, beginning	1,344,455	1,753,238
Net assets, ending	$1,385,271	$1,344,455

Units sold	171,833	451,074
Units redeemed	(235,731)	(737,734)
Net increase (decrease)	(63,898)	(286,660)
Units outstanding, beginning	1,346,425	1,633,085
Units outstanding, ending	1,282,527	1,346,425

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$11,596,293
Cost of units redeemed/account charges	(10,401,213)
Net investment income (loss)	444,399
Net realized gain (loss)	(235,655)
Realized gain distributions	8,563
Net change in unrealized appreciation (depreciation)	(27,116)
Net assets	$1,385,271

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	1,185	$1,275	1.25%	8.1%	12/31/2019	$1.10	70	$77	1.00%	8.4%	12/31/2019	$1.12	0	$0	0.75%	8.7%
12/31/2018	1.00	1,240	1,235	1.25%	-7.1%	12/31/2018	1.01	79	80	1.00%	-6.8%	12/31/2018	1.03	0	0	0.75%	-6.6%
12/31/2017	1.07	1,511	1,618	1.25%	9.5%	12/31/2017	1.09	98	107	1.00%	9.8%	12/31/2017	1.11	0	0	0.75%	10.0%
12/31/2016	0.98	1,854	1,814	1.25%	4.8%	12/31/2016	0.99	127	126	1.00%	5.1%	12/31/2016	1.01	0	0	0.75%	5.4%
12/31/2015	0.93	2,823	2,634	1.25%	-4.9%	12/31/2015	0.94	155	146	1.00%	-4.7%	12/31/2015	0.95	0	0	0.75%	-4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	8.9%	12/31/2019	$1.17	0	$0	0.25%	9.2%	12/31/2019	$1.20	28	$33	0.00%	9.5%
12/31/2018	1.05	0	0	0.50%	-6.4%	12/31/2018	1.07	0	0	0.25%	-6.1%	12/31/2018	1.09	27	30	0.00%	-5.9%
12/31/2017	1.12	0	0	0.50%	10.3%	12/31/2017	1.14	0	0	0.25%	10.6%	12/31/2017	1.16	25	29	0.00%	10.9%
12/31/2016	1.02	0	0	0.50%	5.6%	12/31/2016	1.03	0	0	0.25%	5.9%	12/31/2016	1.05	34	36	0.00%	6.1%
12/31/2015	0.97	0	0	0.50%	-4.2%	12/31/2015	0.98	0	0	0.25%	-4.0%	12/31/2015	0.99	438	432	0.00%	-3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.9%
2018	4.4%
2017	4.3%
2016	4.4%
2015	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer International Bond Fund Y Class - 06-754
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,500,656	$5,610,395	1,065,912
Receivables: investments sold	447,133
Payables: investments purchased	-
Net assets	$5,947,789

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,947,789	5,570,217	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.11
Band 50	-	-	1.13
Band 25	-	-	1.15
Band 0	-	-	1.17
Total	$5,947,789	5,570,217

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$238,700
Mortality & expense charges	(57,711)
Net investment income (loss)	180,989

Gain (loss) on investments:
Net realized gain (loss)	(37,885)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	177,495
Net gain (loss)	139,610

Increase (decrease) in net assets from operations	$320,599

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$180,989	$135,145
Net realized gain (loss)	(37,885)	(5,753)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	177,495	(392,897)

Increase (decrease) in net assets from operations	320,599	(263,505)

Contract owner transactions:
Proceeds from units sold	2,285,074	1,643,441
Cost of units redeemed	(628,242)	(647,986)
Account charges	(16,621)	(14,150)
Increase (decrease)	1,640,211	981,305
Net increase (decrease)	1,960,810	717,800
Net assets, beginning	3,986,979	3,269,179
Net assets, ending	$5,947,789	$3,986,979

Units sold	2,156,032	1,612,358
Units redeemed	(632,564)	(656,906)
Net increase (decrease)	1,523,468	955,452
Units outstanding, beginning	4,046,749	3,091,297
Units outstanding, ending	5,570,217	4,046,749

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$11,734,593
Cost of units redeemed/account charges	(6,128,084)
Net investment income (loss)	639,311
Net realized gain (loss)	(188,998)
Realized gain distributions	706
Net change in unrealized appreciation (depreciation)	(109,739)
Net assets	$5,947,789

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	5,570	$5,948	1.25%	8.4%	12/31/2019	$1.09	0	$0	1.00%	8.6%	12/31/2019	$1.11	0	$0	0.75%	8.9%
12/31/2018	0.99	4,047	3,987	1.25%	-6.8%	12/31/2018	1.00	0	0	1.00%	-6.6%	12/31/2018	1.02	0	0	0.75%	-6.4%
12/31/2017	1.06	3,091	3,269	1.25%	9.8%	12/31/2017	1.07	0	0	1.00%	10.0%	12/31/2017	1.08	0	0	0.75%	10.3%
12/31/2016	0.96	2,614	2,518	1.25%	5.1%	12/31/2016	0.97	0	0	1.00%	5.4%	12/31/2016	0.98	0	0	0.75%	5.6%
12/31/2015	0.92	2,832	2,597	1.25%	-4.5%	12/31/2015	0.92	0	0	1.00%	-4.3%	12/31/2015	0.93	0	0	0.75%	-4.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	9.2%	12/31/2019	$1.15	0	$0	0.25%	9.5%	12/31/2019	$1.17	0	$0	0.00%	9.7%
12/31/2018	1.03	0	0	0.50%	-6.1%	12/31/2018	1.05	0	0	0.25%	-5.9%	12/31/2018	1.06	0	0	0.00%	-5.7%
12/31/2017	1.10	0	0	0.50%	10.6%	12/31/2017	1.11	0	0	0.25%	10.9%	12/31/2017	1.13	0	0	0.00%	11.1%
12/31/2016	0.99	0	0	0.50%	5.9%	12/31/2016	1.00	0	0	0.25%	6.1%	12/31/2016	1.01	0	0	0.00%	6.4%
12/31/2015	0.94	0	0	0.50%	-3.8%	12/31/2015	0.95	0	0	0.25%	-3.6%	12/31/2015	0.95	0	0	0.00%	-3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.8%
2018	5.0%
2017	5.3%
2016	4.6%
2015	3.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer International Growth Fund A Class - 06-319
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,188,686	$1,025,707	26,630
Receivables: investments sold	-
Payables: investments purchased	(1,482)
Net assets	$1,187,204

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,114,034	842,674	$1.32
Band 100	71,144	52,208	1.36
Band 75	-	-	1.40
Band 50	2,026	1,399	1.45
Band 25	-	-	1.49
Band 0	-	-	1.54
Total	$1,187,204	896,281

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$10,561
Mortality & expense charges	(23,820)
Net investment income (loss)	(13,259)

Gain (loss) on investments:
Net realized gain (loss)	88,760
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	400,995
Net gain (loss)	489,755

Increase (decrease) in net assets from operations	$476,496

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(13,259)	$(19,511)
Net realized gain (loss)	88,760	377,437
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	400,995	(1,038,194)

Increase (decrease) in net assets from operations	476,496	(680,268)

Contract owner transactions:
Proceeds from units sold	361,899	884,012
Cost of units redeemed	(2,054,237)	(3,170,572)
Account charges	(1,815)	(1,523)
Increase (decrease)	(1,694,153)	(2,288,083)
Net increase (decrease)	(1,217,657)	(2,968,351)
Net assets, beginning	2,404,861	5,373,212
Net assets, ending	$1,187,204	$2,404,861

Units sold	311,440	693,380
Units redeemed	(1,681,744)	(2,491,485)
Net increase (decrease)	(1,370,304)	(1,798,105)
Units outstanding, beginning	2,266,585	4,064,690
Units outstanding, ending	896,281	2,266,585

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$13,835,319
Cost of units redeemed/account charges	(13,800,110)
Net investment income (loss)	(57,987)
Net realized gain (loss)	1,047,003
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	162,979
Net assets	$1,187,204

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.32	843	$1,114	1.25%	27.0%	12/31/2019	$1.36	52	$71	1.00%	27.3%	12/31/2019	$1.40	0	$0	0.75%	27.6%
12/31/2018	1.04	1,934	2,013	1.25%	-20.6%	12/31/2018	1.07	47	50	1.00%	-20.4%	12/31/2018	1.10	0	0	0.75%	-20.2%
12/31/2017	1.31	3,778	4,949	1.25%	25.0%	12/31/2017	1.34	20	27	1.00%	25.3%	12/31/2017	1.38	0	0	0.75%	25.7%
12/31/2016	1.05	3,980	4,171	1.25%	-3.5%	12/31/2016	1.07	17	18	1.00%	-3.3%	12/31/2016	1.10	0	0	0.75%	-3.0%
12/31/2015	1.09	3,639	3,951	1.25%	1.9%	12/31/2015	1.11	1	1	1.00%	2.1%	12/31/2015	1.13	0	0	0.75%	2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.45	1	$2	0.50%	28.0%	12/31/2019	$1.49	0	$0	0.25%	28.3%	12/31/2019	$1.54	0	$0	0.00%	28.6%
12/31/2018	1.13	1	2	0.50%	-20.0%	12/31/2018	1.16	0	0	0.25%	-19.8%	12/31/2018	1.20	284	340	0.00%	-19.5%
12/31/2017	1.41	1	2	0.50%	26.0%	12/31/2017	1.45	0	0	0.25%	26.3%	12/31/2017	1.49	266	395	0.00%	26.6%
12/31/2016	1.12	4	4	0.50%	-2.8%	12/31/2016	1.15	0	0	0.25%	-2.5%	12/31/2016	1.17	935	1,098	0.00%	-2.3%
12/31/2015	1.15	5	5	0.50%	2.6%	12/31/2015	1.18	0	0	0.25%	2.9%	12/31/2015	1.20	673	809	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.6%
2018	0.7%
2017	0.6%
2016	1.1%
2015	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer International Growth Fund Y Class - 06-756
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,106,338	$1,895,303	47,217
Receivables: investments sold	-
Payables: investments purchased	(16,509)
Net assets	$2,089,829

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,089,829	1,354,627	$1.54
Band 100	-	-	1.57
Band 75	-	-	1.60
Band 50	-	-	1.63
Band 25	-	-	1.66
Band 0	-	-	1.69
Total	$2,089,829	1,354,627

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$23,086
Mortality & expense charges	(253,335)
Net investment income (loss)	(230,249)

Gain (loss) on investments:
Net realized gain (loss)	1,803,272
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,315,032
Net gain (loss)	4,118,304

Increase (decrease) in net assets from operations	$3,888,055

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(230,249)	$(41,427)
Net realized gain (loss)	1,803,272	680,366
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	2,315,032	(7,491,170)

Increase (decrease) in net assets from operations	3,888,055	(6,852,231)

Contract owner transactions:
Proceeds from units sold	6,619,160	7,130,662
Cost of units redeemed	(34,551,214)	(9,743,367)
Account charges	(35,739)	(69,478)
Increase (decrease)	(27,967,793)	(2,682,183)
Net increase (decrease)	(24,079,738)	(9,534,414)
Net assets, beginning	26,169,567	35,703,981
Net assets, ending	$2,089,829	$26,169,567

Units sold	4,939,125	5,401,255
Units redeemed	(25,191,454)	(7,270,153)
Net increase (decrease)	(20,252,329)	(1,868,898)
Units outstanding, beginning	21,606,956	23,475,854
Units outstanding, ending	1,354,627	21,606,956

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$76,902,258
Cost of units redeemed/account charges	(77,157,257)
Net investment income (loss)	(327,931)
Net realized gain (loss)	2,461,724
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	211,035
Net assets	$2,089,829

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.54	1,355	$2,090	1.25%	27.4%	12/31/2019	$1.57	0	$0	1.00%	27.7%	12/31/2019	$1.60	0	$0	0.75%	28.0%
12/31/2018	1.21	21,607	26,170	1.25%	-20.4%	12/31/2018	1.23	0	0	1.00%	-20.2%	12/31/2018	1.25	0	0	0.75%	-20.0%
12/31/2017	1.52	23,476	35,704	1.25%	25.3%	12/31/2017	1.54	0	0	1.00%	25.6%	12/31/2017	1.56	0	0	0.75%	26.0%
12/31/2016	1.21	24,591	29,842	1.25%	-3.3%	12/31/2016	1.23	0	0	1.00%	-3.0%	12/31/2016	1.24	0	0	0.75%	-2.8%
12/31/2015	1.25	23,661	29,685	1.25%	2.2%	12/31/2015	1.26	0	0	1.00%	2.4%	12/31/2015	1.27	0	0	0.75%	2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.63	0	$0	0.50%	28.3%	12/31/2019	$1.66	0	$0	0.25%	28.7%	12/31/2019	$1.69	0	$0	0.00%	29.0%
12/31/2018	1.27	0	0	0.50%	-19.8%	12/31/2018	1.29	0	0	0.25%	-19.6%	12/31/2018	1.31	0	0	0.00%	-19.4%
12/31/2017	1.58	0	0	0.50%	26.3%	12/31/2017	1.60	0	0	0.25%	26.6%	12/31/2017	1.62	0	0	0.00%	26.9%
12/31/2016	1.25	0	0	0.50%	-2.5%	12/31/2016	1.26	0	0	0.25%	-2.3%	12/31/2016	1.28	0	0	0.00%	-2.1%
12/31/2015	1.28	0	0	0.50%	2.9%	12/31/2015	1.29	0	0	0.25%	3.2%	12/31/2015	1.30	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.2%
2018	1.2%
2017	1.0%
2016	1.3%
2015	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer International Small-Mid Company Fund A Class - 06-764
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,286,464	$1,241,464	26,698
Receivables: investments sold	1,191
Payables: investments purchased	-
Net assets	$1,287,655

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,167,297	456,141	$2.56
Band 100	120,358	46,201	2.61
Band 75	-	-	2.65
Band 50	-	-	2.70
Band 25	-	-	2.75
Band 0	-	-	2.80
Total	$1,287,655	502,342

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,509
Mortality & expense charges	(15,405)
Net investment income (loss)	(10,896)

Gain (loss) on investments:
Net realized gain (loss)	(279)
Realized gain distributions	55,503
Net change in unrealized appreciation (depreciation)	211,014
Net gain (loss)	266,238

Increase (decrease) in net assets from operations	$255,342

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,896)	$(14,674)
Net realized gain (loss)	(279)	221,396
Realized gain distributions	55,503	115,780
Net change in unrealized appreciation (depreciation)	211,014	(467,450)

Increase (decrease) in net assets from operations	255,342	(144,948)

Contract owner transactions:
Proceeds from units sold	86,528	691,297
Cost of units redeemed	(212,677)	(1,227,617)
Account charges	(332)	(350)
Increase (decrease)	(126,481)	(536,670)
Net increase (decrease)	128,861	(681,618)
Net assets, beginning	1,158,794	1,840,412
Net assets, ending	$1,287,655	$1,158,794

Units sold	38,304	287,373
Units redeemed	(93,198)	(521,718)
Net increase (decrease)	(54,894)	(234,345)
Units outstanding, beginning	557,236	791,581
Units outstanding, ending	502,342	557,236

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,244,462
Cost of units redeemed/account charges	(3,575,881)
Net investment income (loss)	(57,115)
Net realized gain (loss)	420,672
Realized gain distributions	210,517
Net change in unrealized appreciation (depreciation)	45,000
Net assets	$1,287,655

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.56	456	$1,167	1.25%	23.2%	12/31/2019	$2.61	46	$120	1.00%	23.5%	12/31/2019	$2.65	0	$0	0.75%	23.8%
12/31/2018	2.08	509	1,057	1.25%	-10.6%	12/31/2018	2.11	48	102	1.00%	-10.4%	12/31/2018	2.14	0	0	0.75%	-10.1%
12/31/2017	2.32	734	1,705	1.25%	36.2%	12/31/2017	2.35	58	136	1.00%	36.6%	12/31/2017	2.38	0	0	0.75%	36.9%
12/31/2016	1.71	815	1,389	1.25%	-1.7%	12/31/2016	1.72	62	107	1.00%	-1.5%	12/31/2016	1.74	0	0	0.75%	-1.2%
12/31/2015	1.74	1,020	1,770	1.25%	13.5%	12/31/2015	1.75	226	396	1.00%	13.8%	12/31/2015	1.76	0	0	0.75%	14.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.70	0	$0	0.50%	24.2%	12/31/2019	$2.75	0	$0	0.25%	24.5%	12/31/2019	$2.80	0	$0	0.00%	24.8%
12/31/2018	2.17	0	0	0.50%	-9.9%	12/31/2018	2.21	0	0	0.25%	-9.7%	12/31/2018	2.24	0	0	0.00%	-9.5%
12/31/2017	2.41	0	0	0.50%	37.2%	12/31/2017	2.44	0	0	0.25%	37.6%	12/31/2017	2.48	0	0	0.00%	37.9%
12/31/2016	1.76	0	0	0.50%	-1.0%	12/31/2016	1.78	0	0	0.25%	-0.7%	12/31/2016	1.80	0	0	0.00%	-0.5%
12/31/2015	1.78	0	0	0.50%	14.3%	12/31/2015	1.79	0	0	0.25%	14.6%	12/31/2015	1.80	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.4%
2018	0.4%
2017	0.8%
2016	0.1%
2015	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer International Small-Mid Company Fund Y Class - 06-757
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,978,307	$1,973,188	41,497
Receivables: investments sold	3,613
Payables: investments purchased	-
Net assets	$1,981,920

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$78,823	30,251	$2.61
Band 100	-	-	2.65
Band 75	-	-	2.70
Band 50	-	-	2.75
Band 25	-	-	2.80
Band 0	1,903,097	668,160	2.85
Total	$1,981,920	698,411

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$7,759
Mortality & expense charges	(731)
Net investment income (loss)	7,028

Gain (loss) on investments:
Net realized gain (loss)	(6,314)
Realized gain distributions	86,384
Net change in unrealized appreciation (depreciation)	311,250
Net gain (loss)	391,320

Increase (decrease) in net assets from operations	$398,348

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,028	$(2,870)
Net realized gain (loss)	(6,314)	627,806
Realized gain distributions	86,384	149,715
Net change in unrealized appreciation (depreciation)	311,250	(763,593)

Increase (decrease) in net assets from operations	398,348	11,058

Contract owner transactions:
Proceeds from units sold	285,091	1,411,501
Cost of units redeemed	(259,831)	(2,956,626)
Account charges	(501)	(266)
Increase (decrease)	24,759	(1,545,391)
Net increase (decrease)	423,107	(1,534,333)
Net assets, beginning	1,558,813	3,093,146
Net assets, ending	$1,981,920	$1,558,813

Units sold	109,729	574,547
Units redeemed	(96,867)	(1,160,284)
Net increase (decrease)	12,862	(585,737)
Units outstanding, beginning	685,549	1,271,286
Units outstanding, ending	698,411	685,549

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$9,838,680
Cost of units redeemed/account charges	(9,177,313)
Net investment income (loss)	(13,204)
Net realized gain (loss)	1,022,212
Realized gain distributions	306,426
Net change in unrealized appreciation (depreciation)	5,119
Net assets	$1,981,920

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.61	30	$79	1.25%	23.5%	12/31/2019	$2.65	0	$0	1.00%	23.8%	12/31/2019	$2.70	0	$0	0.75%	24.1%
12/31/2018	2.11	13	28	1.25%	-10.4%	12/31/2018	2.14	0	0	1.00%	-10.2%	12/31/2018	2.17	0	0	0.75%	-9.9%
12/31/2017	2.35	622	1,465	1.25%	36.6%	12/31/2017	2.38	0	0	1.00%	36.9%	12/31/2017	2.41	0	0	0.75%	37.3%
12/31/2016	1.72	668	1,150	1.25%	-1.5%	12/31/2016	1.74	0	0	1.00%	-1.2%	12/31/2016	1.76	0	0	0.75%	-1.0%
12/31/2015	1.75	1,038	1,816	1.25%	13.7%	12/31/2015	1.76	0	0	1.00%	14.0%	12/31/2015	1.78	0	0	0.75%	14.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.75	0	$0	0.50%	24.5%	12/31/2019	$2.80	0	$0	0.25%	24.8%	12/31/2019	$2.85	668	$1,903	0.00%	25.1%
12/31/2018	2.21	0	0	0.50%	-9.7%	12/31/2018	2.24	0	0	0.25%	-9.5%	12/31/2018	2.28	672	1,530	0.00%	-9.2%
12/31/2017	2.45	0	0	0.50%	37.6%	12/31/2017	2.48	0	0	0.25%	38.0%	12/31/2017	2.51	649	1,628	0.00%	38.3%
12/31/2016	1.78	0	0	0.50%	-0.7%	12/31/2016	1.80	0	0	0.25%	-0.5%	12/31/2016	1.81	596	1,082	0.00%	-0.2%
12/31/2015	1.79	0	0	0.50%	14.6%	12/31/2015	1.80	0	0	0.25%	14.9%	12/31/2015	1.82	0	0	0.00%	15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.4%
2018	0.6%
2017	1.3%
2016	0.5%
2015	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Main Street Mid Cap Fund A Class - 06-262
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,697,992	$1,702,257	65,006
Receivables: investments sold	639
Payables: investments purchased	-
Net assets	$1,698,631

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,102,087	932,343	$1.18
Band 100	432,826	354,285	1.22
Band 75	-	-	1.26
Band 50	4,079	3,126	1.30
Band 25	-	-	1.35
Band 0	159,639	114,515	1.39
Total	$1,698,631	1,404,269

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(16,216)
Net investment income (loss)	(16,216)

Gain (loss) on investments:
Net realized gain (loss)	(18,293)
Realized gain distributions	80,286
Net change in unrealized appreciation (depreciation)	357,261
Net gain (loss)	419,254

Increase (decrease) in net assets from operations	$403,038

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(16,216)	$(19,965)
Net realized gain (loss)	(18,293)	(18,978)
Realized gain distributions	80,286	154,177
Net change in unrealized appreciation (depreciation)	357,261	(298,961)

Increase (decrease) in net assets from operations	403,038	(183,727)

Contract owner transactions:
Proceeds from units sold	362,658	320,283
Cost of units redeemed	(384,602)	(1,079,771)
Account charges	(484)	(831)
Increase (decrease)	(22,428)	(760,319)
Net increase (decrease)	380,610	(944,046)
Net assets, beginning	1,318,021	2,262,067
Net assets, ending	$1,698,631	$1,318,021

Units sold	335,615	298,292
Units redeemed	(350,322)	(1,008,084)
Net increase (decrease)	(14,707)	(709,792)
Units outstanding, beginning	1,418,976	2,128,768
Units outstanding, ending	1,404,269	1,418,976

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$10,828,400
Cost of units redeemed/account charges	(10,480,533)
Net investment income (loss)	(190,752)
Net realized gain (loss)	458,369
Realized gain distributions	1,087,412
Net change in unrealized appreciation (depreciation)	(4,265)
Net assets	$1,698,631

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	932	$1,102	1.25%	30.5%	12/31/2019	$1.22	354	$433	1.00%	30.8%	12/31/2019	$1.26	0	$0	0.75%	31.2%
12/31/2018	0.91	902	817	1.25%	-13.3%	12/31/2018	0.93	363	339	1.00%	-13.1%	12/31/2018	0.96	0	0	0.75%	-12.9%
12/31/2017	1.05	1,543	1,613	1.25%	13.3%	12/31/2017	1.07	429	461	1.00%	13.5%	12/31/2017	1.11	0	0	0.75%	13.8%
12/31/2016	0.92	1,759	1,624	1.25%	12.0%	12/31/2016	0.95	437	414	1.00%	12.3%	12/31/2016	0.97	0	0	0.75%	12.6%
12/31/2015	0.82	1,502	1,237	1.25%	-8.4%	12/31/2015	0.84	439	370	1.00%	-8.1%	12/31/2015	0.86	0	0	0.75%	-7.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.30	3	$4	0.50%	31.5%	12/31/2019	$1.35	0	$0	0.25%	31.8%	12/31/2019	$1.39	115	$160	0.00%	32.1%
12/31/2018	0.99	5	5	0.50%	-12.7%	12/31/2018	1.02	0	0	0.25%	-12.5%	12/31/2018	1.05	148	156	0.00%	-12.3%
12/31/2017	1.14	7	8	0.50%	14.1%	12/31/2017	1.17	0	0	0.25%	14.4%	12/31/2017	1.20	150	181	0.00%	14.7%
12/31/2016	1.00	7	7	0.50%	12.9%	12/31/2016	1.02	0	0	0.25%	13.1%	12/31/2016	1.05	150	157	0.00%	13.4%
12/31/2015	0.88	8	7	0.50%	-7.7%	12/31/2015	0.90	0	0	0.25%	-7.5%	12/31/2015	0.92	217	201	0.00%	-7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.4%
2016	0.9%
2015	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Main Street Mid Cap Fund Y Class - 06-759
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$998,809	$933,249	34,832
Receivables: investments sold	545
Payables: investments purchased	-
Net assets	$999,354

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$462,812	218,005	$2.12
Band 100	-	-	2.16
Band 75	-	-	2.20
Band 50	-	-	2.24
Band 25	-	-	2.28
Band 0	536,542	231,201	2.32
Total	$999,354	449,206

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(18,894)
Net investment income (loss)	(18,894)

Gain (loss) on investments:
Net realized gain (loss)	(131,942)
Realized gain distributions	43,095
Net change in unrealized appreciation (depreciation)	580,751
Net gain (loss)	491,904

Increase (decrease) in net assets from operations	$473,010

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(18,894)	$(22,552)
Net realized gain (loss)	(131,942)	(24,643)
Realized gain distributions	43,095	236,380
Net change in unrealized appreciation (depreciation)	580,751	(471,189)

Increase (decrease) in net assets from operations	473,010	(282,004)

Contract owner transactions:
Proceeds from units sold	308,002	371,577
Cost of units redeemed	(1,779,470)	(1,275,703)
Account charges	(639)	(698)
Increase (decrease)	(1,472,107)	(904,824)
Net increase (decrease)	(999,097)	(1,186,828)
Net assets, beginning	1,998,451	3,185,279
Net assets, ending	$999,354	$1,998,451

Units sold	158,607	196,277
Units redeemed	(920,713)	(675,384)
Net increase (decrease)	(762,106)	(479,107)
Units outstanding, beginning	1,211,312	1,690,419
Units outstanding, ending	449,206	1,211,312

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,908,779
Cost of units redeemed/account charges	(6,835,266)
Net investment income (loss)	(72,755)
Net realized gain (loss)	(186,675)
Realized gain distributions	1,119,711
Net change in unrealized appreciation (depreciation)	65,560
Net assets	$999,354

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.12	218	$463	1.25%	30.8%	12/31/2019	$2.16	0	$0	1.00%	31.2%	12/31/2019	$2.20	0	$0	0.75%	31.5%
12/31/2018	1.62	956	1,551	1.25%	-13.1%	12/31/2018	1.65	0	0	1.00%	-12.9%	12/31/2018	1.67	0	0	0.75%	-12.7%
12/31/2017	1.87	1,466	2,738	1.25%	13.6%	12/31/2017	1.89	0	0	1.00%	13.8%	12/31/2017	1.92	0	0	0.75%	14.1%
12/31/2016	1.64	1,919	3,156	1.25%	12.3%	12/31/2016	1.66	0	0	1.00%	12.5%	12/31/2016	1.68	0	0	0.75%	12.8%
12/31/2015	1.47	1,578	2,312	1.25%	-8.1%	12/31/2015	1.48	0	0	1.00%	-7.9%	12/31/2015	1.49	0	0	0.75%	-7.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.24	0	$0	0.50%	31.8%	12/31/2019	$2.28	0	$0	0.25%	32.1%	12/31/2019	$2.32	231	$537	0.00%	32.5%
12/31/2018	1.70	0	0	0.50%	-12.5%	12/31/2018	1.73	0	0	0.25%	-12.3%	12/31/2018	1.75	255	447	0.00%	-12.0%
12/31/2017	1.94	0	0	0.50%	14.4%	12/31/2017	1.97	0	0	0.25%	14.7%	12/31/2017	1.99	225	448	0.00%	15.0%
12/31/2016	1.70	0	0	0.50%	13.1%	12/31/2016	1.71	0	0	0.25%	13.4%	12/31/2016	1.73	186	322	0.00%	13.7%
12/31/2015	1.50	0	0	0.50%	-7.5%	12/31/2015	1.51	0	0	0.25%	-7.2%	12/31/2015	1.52	0	0	0.00%	-7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.2%
2017	0.6%
2016	1.2%
2015	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Main Street All Cap Fund Y Class - 06-758 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.05
Band 100	-	-	2.09
Band 75	-	-	2.12
Band 50	-	-	2.16
Band 25	-	-	2.20
Band 0	-	-	2.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$102,348
Cost of units redeemed/account charges	(116,350)
Net investment income (loss)	(1,449)
Net realized gain (loss)	8,694
Realized gain distributions	6,757
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.05	0	$0	1.25%	31.5%	12/31/2019	$2.09	0	$0	1.00%	31.9%	12/31/2019	$2.12	0	$0	0.75%	32.2%
12/31/2018	1.56	0	0	1.25%	-11.3%	12/31/2018	1.58	0	0	1.00%	-11.1%	12/31/2018	1.61	0	0	0.75%	-10.9%
12/31/2017	1.76	0	0	1.25%	15.0%	12/31/2017	1.78	0	0	1.00%	15.2%	12/31/2017	1.80	0	0	0.75%	15.5%
12/31/2016	1.53	0	0	1.25%	8.7%	12/31/2016	1.54	0	0	1.00%	8.9%	12/31/2016	1.56	0	0	0.75%	9.2%
12/31/2015	1.41	48	68	1.25%	-2.3%	12/31/2015	1.42	0	0	1.00%	-2.1%	12/31/2015	1.43	0	0	0.75%	-1.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.16	0	$0	0.50%	32.5%	12/31/2019	$2.20	0	$0	0.25%	32.9%	12/31/2019	$2.24	0	$0	0.00%	33.2%
12/31/2018	1.63	0	0	0.50%	-10.6%	12/31/2018	1.66	0	0	0.25%	-10.4%	12/31/2018	1.68	0	0	0.00%	-10.2%
12/31/2017	1.82	0	0	0.50%	15.8%	12/31/2017	1.85	0	0	0.25%	16.1%	12/31/2017	1.87	0	0	0.00%	16.4%
12/31/2016	1.58	0	0	0.50%	9.5%	12/31/2016	1.59	0	0	0.25%	9.7%	12/31/2016	1.61	0	0	0.00%	10.0%
12/31/2015	1.44	0	0	0.50%	-1.6%	12/31/2015	1.45	0	0	0.25%	-1.3%	12/31/2015	1.46	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Main Street All Cap Fund A Class - 06-766
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$832,363	$783,744	42,709
Receivables: investments sold	1,325
Payables: investments purchased	-
Net assets	$833,688

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$772,165	383,817	$2.01
Band 100	61,523	30,041	2.05
Band 75	-	-	2.08
Band 50	-	-	2.12
Band 25	-	-	2.16
Band 0	-	-	2.20
Total	$833,688	413,858

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,656
Mortality & expense charges	(9,249)
Net investment income (loss)	(5,593)

Gain (loss) on investments:
Net realized gain (loss)	(5,281)
Realized gain distributions	2,799
Net change in unrealized appreciation (depreciation)	206,735
Net gain (loss)	204,253

Increase (decrease) in net assets from operations	$198,660

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,593)	$(6,545)
Net realized gain (loss)	(5,281)	(5,701)
Realized gain distributions	2,799	51,003
Net change in unrealized appreciation (depreciation)	206,735	(114,133)

Increase (decrease) in net assets from operations	198,660	(75,376)

Contract owner transactions:
Proceeds from units sold	64,916	68,861
Cost of units redeemed	(70,143)	(290,343)
Account charges	(69)	(265)
Increase (decrease)	(5,296)	(221,747)
Net increase (decrease)	193,364	(297,123)
Net assets, beginning	640,324	937,447
Net assets, ending	$833,688	$640,324

Units sold	36,464	39,277
Units redeemed	(39,738)	(162,340)
Net increase (decrease)	(3,274)	(123,063)
Units outstanding, beginning	417,132	540,195
Units outstanding, ending	413,858	417,132

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,371,994
Cost of units redeemed/account charges	(869,207)
Net investment income (loss)	(17,056)
Net realized gain (loss)	(9,473)
Realized gain distributions	308,811
Net change in unrealized appreciation (depreciation)	48,619
Net assets	$833,688

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.01	384	$772	1.25%	31.2%	12/31/2019	$2.05	30	$62	1.00%	31.5%	12/31/2019	$2.08	0	$0	0.75%	31.9%
12/31/2018	1.53	387	594	1.25%	-11.5%	12/31/2018	1.56	30	47	1.00%	-11.3%	12/31/2018	1.58	0	0	0.75%	-11.1%
12/31/2017	1.73	474	820	1.25%	14.6%	12/31/2017	1.75	67	117	1.00%	14.9%	12/31/2017	1.78	0	0	0.75%	15.2%
12/31/2016	1.51	579	876	1.25%	8.5%	12/31/2016	1.53	30	46	1.00%	8.7%	12/31/2016	1.54	0	0	0.75%	9.0%
12/31/2015	1.39	605	843	1.25%	-2.6%	12/31/2015	1.40	30	42	1.00%	-2.4%	12/31/2015	1.42	0	0	0.75%	-2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.12	0	$0	0.50%	32.2%	12/31/2019	$2.16	0	$0	0.25%	32.5%	12/31/2019	$2.20	0	$0	0.00%	32.9%
12/31/2018	1.61	0	0	0.50%	-10.8%	12/31/2018	1.63	0	0	0.25%	-10.6%	12/31/2018	1.66	0	0	0.00%	-10.4%
12/31/2017	1.80	0	0	0.50%	15.5%	12/31/2017	1.82	0	0	0.25%	15.8%	12/31/2017	1.85	0	0	0.00%	16.1%
12/31/2016	1.56	0	0	0.50%	9.3%	12/31/2016	1.58	0	0	0.25%	9.5%	12/31/2016	1.59	0	0	0.00%	9.8%
12/31/2015	1.43	0	0	0.50%	-1.9%	12/31/2015	1.44	0	0	0.25%	-1.6%	12/31/2015	1.45	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.5%
2018	0.4%
2017	0.9%
2016	1.1%
2015	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Senior Floating Rate Fund A Class - 06-078
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$55,731	$59,732	7,482
Receivables: investments sold	315
Payables: investments purchased	-
Net assets	$56,046

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$56,046	52,331	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.15
Total	$56,046	52,331

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,708
Mortality & expense charges	(667)
Net investment income (loss)	2,041

Gain (loss) on investments:
Net realized gain (loss)	(227)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(1,274)
Net gain (loss)	(1,501)

Increase (decrease) in net assets from operations	$540

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,041	$1,457
Net realized gain (loss)	(227)	(49)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(1,274)	(2,588)

Increase (decrease) in net assets from operations	540	(1,180)

Contract owner transactions:
Proceeds from units sold	10,002	24,371
Cost of units redeemed	(5,595)	(9,505)
Account charges	(214)	(104)
Increase (decrease)	4,193	14,762
Net increase (decrease)	4,733	13,582
Net assets, beginning	51,313	37,731
Net assets, ending	$56,046	$51,313

Units sold	9,224	22,444
Units redeemed	(5,328)	(8,863)
Net increase (decrease)	3,896	13,581
Units outstanding, beginning	48,435	34,854
Units outstanding, ending	52,331	48,435

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$155,870
Cost of units redeemed/account charges	(104,302)
Net investment income (loss)	8,049
Net realized gain (loss)	430
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(4,001)
Net assets	$56,046

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	52	$56	1.25%	1.1%	12/31/2019	$1.09	0	$0	1.00%	1.3%	12/31/2019	$1.10	0	$0	0.75%	1.6%
12/31/2018	1.06	48	51	1.25%	-2.1%	12/31/2018	1.07	0	0	1.00%	-1.9%	12/31/2018	1.08	0	0	0.75%	-1.6%
12/31/2017	1.08	35	38	1.25%	2.5%	12/31/2017	1.09	0	0	1.00%	2.7%	12/31/2017	1.10	0	0	0.75%	3.0%
12/31/2016	1.06	33	34	1.25%	11.4%	12/31/2016	1.06	0	0	1.00%	11.6%	12/31/2016	1.07	0	0	0.75%	11.9%
12/31/2015	0.95	34	33	1.25%	-3.3%	12/31/2015	0.95	0	0	1.00%	-3.0%	12/31/2015	0.96	0	0	0.75%	-2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	1.9%	12/31/2019	$1.13	0	$0	0.25%	2.1%	12/31/2019	$1.15	0	$0	0.00%	2.4%
12/31/2018	1.10	0	0	0.50%	-1.4%	12/31/2018	1.11	0	0	0.25%	-1.1%	12/31/2018	1.12	0	0	0.00%	-0.9%
12/31/2017	1.11	0	0	0.50%	3.3%	12/31/2017	1.12	0	0	0.25%	3.5%	12/31/2017	1.13	0	0	0.00%	3.8%
12/31/2016	1.08	0	0	0.50%	12.2%	12/31/2016	1.08	0	0	0.25%	12.5%	12/31/2016	1.09	27	30	0.00%	12.7%
12/31/2015	0.96	0	0	0.50%	-2.6%	12/31/2015	0.96	0	0	0.25%	-2.3%	12/31/2015	0.97	0	0	0.00%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.0%
2018	4.6%
2017	4.6%
2016	4.7%
2015	4.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Senior Floating Rate Fund Y Class - 06-062
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,430	$19,885	2,656
Receivables: investments sold	1,417
Payables: investments purchased	-
Net assets	$19,847

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,847	18,306	$1.08
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.13
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$19,847	18,306

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$984
Mortality & expense charges	(231)
Net investment income (loss)	753

Gain (loss) on investments:
Net realized gain (loss)	(165)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(274)
Net gain (loss)	(439)

Increase (decrease) in net assets from operations	$314

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$753	$3,783
Net realized gain (loss)	(165)	311
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(274)	(1,434)

Increase (decrease) in net assets from operations	314	2,660

Contract owner transactions:
Proceeds from units sold	3,175	134,635
Cost of units redeemed	(3,668)	(230,782)
Account charges	(2)	(28)
Increase (decrease)	(495)	(96,175)
Net increase (decrease)	(181)	(93,515)
Net assets, beginning	20,028	113,543
Net assets, ending	$19,847	$20,028

Units sold	2,900	121,463
Units redeemed	(3,314)	(206,721)
Net increase (decrease)	(414)	(85,258)
Units outstanding, beginning	18,720	103,978
Units outstanding, ending	18,306	18,720

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$404,226
Cost of units redeemed/account charges	(394,035)
Net investment income (loss)	8,878
Net realized gain (loss)	2,233
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(1,455)
Net assets	$19,847

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	18	$20	1.25%	1.3%	12/31/2019	$1.10	0	$0	1.00%	1.6%	12/31/2019	$1.11	0	$0	0.75%	1.8%
12/31/2018	1.07	19	20	1.25%	-2.0%	12/31/2018	1.08	0	0	1.00%	-1.8%	12/31/2018	1.09	0	0	0.75%	-1.5%
12/31/2017	1.09	104	114	1.25%	2.9%	12/31/2017	1.10	0	0	1.00%	3.1%	12/31/2017	1.11	0	0	0.75%	3.4%
12/31/2016	1.06	45	47	1.25%	11.6%	12/31/2016	1.07	0	0	1.00%	11.9%	12/31/2016	1.07	0	0	0.75%	12.2%
12/31/2015	0.95	33	31	1.25%	-3.1%	12/31/2015	0.95	0	0	1.00%	-2.8%	12/31/2015	0.96	0	0	0.75%	-2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	2.1%	12/31/2019	$1.15	0	$0	0.25%	2.4%	12/31/2019	$1.16	0	$0	0.00%	2.6%
12/31/2018	1.11	0	0	0.50%	-1.3%	12/31/2018	1.12	0	0	0.25%	-1.0%	12/31/2018	1.13	0	0	0.00%	-0.8%
12/31/2017	1.12	0	0	0.50%	3.6%	12/31/2017	1.13	0	0	0.25%	3.9%	12/31/2017	1.14	0	0	0.00%	4.2%
12/31/2016	1.08	0	0	0.50%	12.5%	12/31/2016	1.09	0	0	0.25%	12.8%	12/31/2016	1.10	0	0	0.00%	13.0%
12/31/2015	0.96	0	0	0.50%	-2.3%	12/31/2015	0.97	0	0	0.25%	-2.1%	12/31/2015	0.97	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.9%
2018	7.8%
2017	4.6%
2016	5.3%
2015	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Mid Cap Value Fund A Class - 06-767
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,705,942	$1,759,334	35,652
Receivables: investments sold	-
Payables: investments purchased	(2,454)
Net assets	$1,703,488

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,600,940	807,043	$1.98
Band 100	102,548	50,782	2.02
Band 75	-	-	2.06
Band 50	-	-	2.09
Band 25	-	-	2.13
Band 0	-	-	2.17
Total	$1,703,488	857,825

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$8,933
Mortality & expense charges	(19,131)
Net investment income (loss)	(10,198)

Gain (loss) on investments:
Net realized gain (loss)	(10,841)
Realized gain distributions	201,884
Net change in unrealized appreciation (depreciation)	151,996
Net gain (loss)	343,039

Increase (decrease) in net assets from operations	$332,841

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,198)	$(14,347)
Net realized gain (loss)	(10,841)	38,759
Realized gain distributions	201,884	127,393
Net change in unrealized appreciation (depreciation)	151,996	(461,312)

Increase (decrease) in net assets from operations	332,841	(309,507)

Contract owner transactions:
Proceeds from units sold	408,647	151,874
Cost of units redeemed	(267,073)	(461,293)
Account charges	(616)	(645)
Increase (decrease)	140,958	(310,064)
Net increase (decrease)	473,799	(619,571)
Net assets, beginning	1,229,689	1,849,260
Net assets, ending	$1,703,488	$1,229,689

Units sold	234,247	80,776
Units redeemed	(158,629)	(250,502)
Net increase (decrease)	75,618	(169,726)
Units outstanding, beginning	782,207	951,933
Units outstanding, ending	857,825	782,207

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,243,952
Cost of units redeemed/account charges	(2,012,024)
Net investment income (loss)	(55,570)
Net realized gain (loss)	146,538
Realized gain distributions	433,984
Net change in unrealized appreciation (depreciation)	(53,392)
Net assets	$1,703,488

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.98	807	$1,601	1.25%	26.3%	12/31/2019	$2.02	51	$103	1.00%	26.7%	12/31/2019	$2.06	0	$0	0.75%	27.0%
12/31/2018	1.57	719	1,128	1.25%	-19.1%	12/31/2018	1.59	64	101	1.00%	-18.9%	12/31/2018	1.62	0	0	0.75%	-18.7%
12/31/2017	1.94	850	1,648	1.25%	11.9%	12/31/2017	1.96	102	201	1.00%	12.2%	12/31/2017	1.99	0	0	0.75%	12.4%
12/31/2016	1.73	1,015	1,759	1.25%	18.8%	12/31/2016	1.75	112	196	1.00%	19.1%	12/31/2016	1.77	0	0	0.75%	19.4%
12/31/2015	1.46	1,025	1,496	1.25%	-8.2%	12/31/2015	1.47	129	190	1.00%	-7.9%	12/31/2015	1.48	0	0	0.75%	-7.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.09	0	$0	0.50%	27.3%	12/31/2019	$2.13	0	$0	0.25%	27.6%	12/31/2019	$2.17	0	$0	0.00%	27.9%
12/31/2018	1.64	0	0	0.50%	-18.5%	12/31/2018	1.67	0	0	0.25%	-18.2%	12/31/2018	1.70	0	0	0.00%	-18.0%
12/31/2017	2.02	0	0	0.50%	12.7%	12/31/2017	2.04	0	0	0.25%	13.0%	12/31/2017	2.07	0	0	0.00%	13.3%
12/31/2016	1.79	0	0	0.50%	19.7%	12/31/2016	1.81	0	0	0.25%	20.0%	12/31/2016	1.83	0	0	0.00%	20.3%
12/31/2015	1.49	0	0	0.50%	-7.5%	12/31/2015	1.51	0	0	0.25%	-7.2%	12/31/2015	1.52	0	0	0.00%	-7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.6%
2018	0.4%
2017	0.3%
2016	0.5%
2015	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Mid Cap Value Fund Y Class - 06-761
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$86,324	$95,194	1,749
Receivables: investments sold	56
Payables: investments purchased	-
Net assets	$86,380

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$86,380	42,722	$2.02
Band 100	-	-	2.06
Band 75	-	-	2.10
Band 50	-	-	2.13
Band 25	-	-	2.17
Band 0	-	-	2.21
Total	$86,380	42,722

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$571
Mortality & expense charges	(926)
Net investment income (loss)	(355)

Gain (loss) on investments:
Net realized gain (loss)	(1,091)
Realized gain distributions	9,823
Net change in unrealized appreciation (depreciation)	7,483
Net gain (loss)	16,215

Increase (decrease) in net assets from operations	$15,860

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(355)	$(1,070)
Net realized gain (loss)	(1,091)	(769)
Realized gain distributions	9,823	5,185
Net change in unrealized appreciation (depreciation)	7,483	(22,153)

Increase (decrease) in net assets from operations	15,860	(18,807)

Contract owner transactions:
Proceeds from units sold	19,280	32,689
Cost of units redeemed	(5,000)	(135,554)
Account charges	(13)	(161)
Increase (decrease)	14,267	(103,026)
Net increase (decrease)	30,127	(121,833)
Net assets, beginning	56,253	178,086
Net assets, ending	$86,380	$56,253

Units sold	10,472	16,948
Units redeemed	(2,986)	(72,213)
Net increase (decrease)	7,486	(55,265)
Units outstanding, beginning	35,236	90,501
Units outstanding, ending	42,722	35,236

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$986,864
Cost of units redeemed/account charges	(936,833)
Net investment income (loss)	(5,010)
Net realized gain (loss)	25,455
Realized gain distributions	24,774
Net change in unrealized appreciation (depreciation)	(8,870)
Net assets	$86,380

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.02	43	$86	1.25%	26.6%	12/31/2019	$2.06	0	$0	1.00%	27.0%	12/31/2019	$2.10	0	$0	0.75%	27.3%
12/31/2018	1.60	35	56	1.25%	-18.9%	12/31/2018	1.62	0	0	1.00%	-18.7%	12/31/2018	1.65	0	0	0.75%	-18.5%
12/31/2017	1.97	91	178	1.25%	12.2%	12/31/2017	1.99	0	0	1.00%	12.4%	12/31/2017	2.02	0	0	0.75%	12.7%
12/31/2016	1.75	82	143	1.25%	19.1%	12/31/2016	1.77	0	0	1.00%	19.4%	12/31/2016	1.79	0	0	0.75%	19.7%
12/31/2015	1.47	139	205	1.25%	-8.0%	12/31/2015	1.48	0	0	1.00%	-7.7%	12/31/2015	1.50	0	0	0.75%	-7.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.13	0	$0	0.50%	27.6%	12/31/2019	$2.17	0	$0	0.25%	27.9%	12/31/2019	$2.21	0	$0	0.00%	28.2%
12/31/2018	1.67	0	0	0.50%	-18.3%	12/31/2018	1.70	0	0	0.25%	-18.1%	12/31/2018	1.72	0	0	0.00%	-17.8%
12/31/2017	2.04	0	0	0.50%	13.0%	12/31/2017	2.07	0	0	0.25%	13.3%	12/31/2017	2.10	0	0	0.00%	13.6%
12/31/2016	1.81	0	0	0.50%	20.0%	12/31/2016	1.83	0	0	0.25%	20.3%	12/31/2016	1.85	0	0	0.00%	20.6%
12/31/2015	1.51	0	0	0.50%	-7.3%	12/31/2015	1.52	0	0	0.25%	-7.0%	12/31/2015	1.53	0	0	0.00%	-6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.8%
2018	0.7%
2017	0.6%
2016	0.8%
2015	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Value Fund A Class - 06-317
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$143,612	$157,272	4,994
Receivables: investments sold	-
Payables: investments purchased	(112)
Net assets	$143,500

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$143,500	85,293	$1.68
Band 100	-	-	1.73
Band 75	-	-	1.79
Band 50	-	-	1.84
Band 25	-	-	1.90
Band 0	-	-	1.96
Total	$143,500	85,293

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,501
Mortality & expense charges	(1,565)
Net investment income (loss)	936

Gain (loss) on investments:
Net realized gain (loss)	(152)
Realized gain distributions	28,781
Net change in unrealized appreciation (depreciation)	(1,153)
Net gain (loss)	27,476

Increase (decrease) in net assets from operations	$28,412

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$936	$(160)
Net realized gain (loss)	(152)	26,160
Realized gain distributions	28,781	12,597
Net change in unrealized appreciation (depreciation)	(1,153)	(51,927)

Increase (decrease) in net assets from operations	28,412	(13,330)

Contract owner transactions:
Proceeds from units sold	13,705	16,916
Cost of units redeemed	(6,102)	(146,242)
Account charges	(464)	(344)
Increase (decrease)	7,139	(129,670)
Net increase (decrease)	35,551	(143,000)
Net assets, beginning	107,949	250,949
Net assets, ending	$143,500	$107,949

Units sold	9,059	11,120
Units redeemed	(4,557)	(94,738)
Net increase (decrease)	4,502	(83,618)
Units outstanding, beginning	80,791	164,409
Units outstanding, ending	85,293	80,791

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,115,401
Cost of units redeemed/account charges	(1,134,826)
Net investment income (loss)	5,219
Net realized gain (loss)	119,323
Realized gain distributions	52,043
Net change in unrealized appreciation (depreciation)	(13,660)
Net assets	$143,500

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.68	85	$144	1.25%	25.9%	12/31/2019	$1.73	0	$0	1.00%	26.2%	12/31/2019	$1.79	0	$0	0.75%	26.5%
12/31/2018	1.34	81	108	1.25%	-12.5%	12/31/2018	1.37	0	0	1.00%	-12.2%	12/31/2018	1.41	0	0	0.75%	-12.0%
12/31/2017	1.53	164	251	1.25%	14.5%	12/31/2017	1.57	0	0	1.00%	14.8%	12/31/2017	1.61	0	0	0.75%	15.1%
12/31/2016	1.33	174	232	1.25%	11.0%	12/31/2016	1.36	0	0	1.00%	11.3%	12/31/2016	1.40	0	0	0.75%	11.6%
12/31/2015	1.20	249	299	1.25%	-5.0%	12/31/2015	1.23	0	0	1.00%	-4.8%	12/31/2015	1.25	0	0	0.75%	-4.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.84	0	$0	0.50%	26.9%	12/31/2019	$1.90	0	$0	0.25%	27.2%	12/31/2019	$1.96	0	$0	0.00%	27.5%
12/31/2018	1.45	0	0	0.50%	-11.8%	12/31/2018	1.49	0	0	0.25%	-11.6%	12/31/2018	1.54	0	0	0.00%	-11.4%
12/31/2017	1.65	0	0	0.50%	15.4%	12/31/2017	1.69	0	0	0.25%	15.7%	12/31/2017	1.73	0	0	0.00%	15.9%
12/31/2016	1.43	0	0	0.50%	11.8%	12/31/2016	1.46	0	0	0.25%	12.1%	12/31/2016	1.49	0	0	0.00%	12.4%
12/31/2015	1.28	0	0	0.50%	-4.3%	12/31/2015	1.30	0	0	0.25%	-4.0%	12/31/2015	1.33	31	41	0.00%	-3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.0%
2018	0.9%
2017	1.0%
2016	1.6%
2015	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Value Fund Y Class - 06-762
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$60,686	$68,845	2,052
Receivables: investments sold	189
Payables: investments purchased	-
Net assets	$60,875

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$60,875	30,080	$2.02
Band 100	-	-	2.06
Band 75	-	-	2.10
Band 50	-	-	2.13
Band 25	-	-	2.17
Band 0	-	-	2.21
Total	$60,875	30,080

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,145
Mortality & expense charges	(640)
Net investment income (loss)	505

Gain (loss) on investments:
Net realized gain (loss)	(38)
Realized gain distributions	11,869
Net change in unrealized appreciation (depreciation)	(677)
Net gain (loss)	11,154

Increase (decrease) in net assets from operations	$11,659

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$505	$158
Net realized gain (loss)	(38)	60
Realized gain distributions	11,869	4,607
Net change in unrealized appreciation (depreciation)	(677)	(10,457)

Increase (decrease) in net assets from operations	11,659	(5,632)

Contract owner transactions:
Proceeds from units sold	8,700	12,617
Cost of units redeemed	(95)	(367)
Account charges	(2)	(3)
Increase (decrease)	8,603	12,247
Net increase (decrease)	20,262	6,615
Net assets, beginning	40,613	33,998
Net assets, ending	$60,875	$40,613

Units sold	4,804	6,919
Units redeemed	(49)	(201)
Net increase (decrease)	4,755	6,718
Units outstanding, beginning	25,325	18,607
Units outstanding, ending	30,080	25,325

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$115,847
Cost of units redeemed/account charges	(71,262)
Net investment income (loss)	1,323
Net realized gain (loss)	5,264
Realized gain distributions	17,862
Net change in unrealized appreciation (depreciation)	(8,159)
Net assets	$60,875

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.02	30	$61	1.25%	26.2%	12/31/2019	$2.06	0	$0	1.00%	26.5%	12/31/2019	$2.10	0	$0	0.75%	26.8%
12/31/2018	1.60	25	41	1.25%	-12.2%	12/31/2018	1.63	0	0	1.00%	-12.0%	12/31/2018	1.65	0	0	0.75%	-11.8%
12/31/2017	1.83	19	34	1.25%	14.8%	12/31/2017	1.85	0	0	1.00%	15.1%	12/31/2017	1.87	0	0	0.75%	15.4%
12/31/2016	1.59	23	36	1.25%	11.3%	12/31/2016	1.61	0	0	1.00%	11.6%	12/31/2016	1.63	0	0	0.75%	11.8%
12/31/2015	1.43	29	42	1.25%	-4.7%	12/31/2015	1.44	0	0	1.00%	-4.5%	12/31/2015	1.45	0	0	0.75%	-4.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.13	0	$0	0.50%	27.1%	12/31/2019	$2.17	0	$0	0.25%	27.5%	12/31/2019	$2.21	0	$0	0.00%	27.8%
12/31/2018	1.68	0	0	0.50%	-11.6%	12/31/2018	1.70	0	0	0.25%	-11.3%	12/31/2018	1.73	0	0	0.00%	-11.1%
12/31/2017	1.90	0	0	0.50%	15.6%	12/31/2017	1.92	0	0	0.25%	15.9%	12/31/2017	1.95	0	0	0.00%	16.2%
12/31/2016	1.64	0	0	0.50%	12.1%	12/31/2016	1.66	0	0	0.25%	12.4%	12/31/2016	1.68	0	0	0.00%	12.7%
12/31/2015	1.46	0	0	0.50%	-4.0%	12/31/2015	1.48	0	0	0.25%	-3.8%	12/31/2015	1.49	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	1.8%
2017	1.0%
2016	1.4%
2015	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Active Allocation Fund Y Class - 06-893
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$200,097	$189,336	13,449
Receivables: investments sold	28
Payables: investments purchased	-
Net assets	$200,125

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$200,125	150,142	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.42
Total	$200,125	150,142

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$5,810
Mortality & expense charges	(2,330)
Net investment income (loss)	3,480

Gain (loss) on investments:
Net realized gain (loss)	1,879
Realized gain distributions	10,493
Net change in unrealized appreciation (depreciation)	19,601
Net gain (loss)	31,973

Increase (decrease) in net assets from operations	$35,453

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,480	$736
Net realized gain (loss)	1,879	200
Realized gain distributions	10,493	-
Net change in unrealized appreciation (depreciation)	19,601	(19,258)

Increase (decrease) in net assets from operations	35,453	(18,322)

Contract owner transactions:
Proceeds from units sold	32,139	17,334
Cost of units redeemed	(24,125)	(20)
Account charges	(211)	(142)
Increase (decrease)	7,803	17,172
Net increase (decrease)	43,256	(1,150)
Net assets, beginning	156,869	158,019
Net assets, ending	$200,125	$156,869

Units sold	26,094	15,159
Units redeemed	(19,640)	(958)
Net increase (decrease)	6,454	14,201
Units outstanding, beginning	143,688	129,487
Units outstanding, ending	150,142	143,688

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$333,398
Cost of units redeemed/account charges	(162,113)
Net investment income (loss)	5,155
Net realized gain (loss)	2,431
Realized gain distributions	10,493
Net change in unrealized appreciation (depreciation)	10,761
Net assets	$200,125

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.33	150	$200	1.25%	22.1%	12/31/2019	$1.35	0	$0	1.00%	22.4%	12/31/2019	$1.37	0	$0	0.75%	22.7%
12/31/2018	1.09	144	157	1.25%	-10.5%	12/31/2018	1.10	0	0	1.00%	-10.3%	12/31/2018	1.11	0	0	0.75%	-10.1%
12/31/2017	1.22	129	158	1.25%	18.1%	12/31/2017	1.23	0	0	1.00%	18.4%	12/31/2017	1.24	0	0	0.75%	18.7%
12/31/2016	1.03	0	0	1.25%	3.3%	12/31/2016	1.04	0	0	1.00%	3.6%	12/31/2016	1.04	0	0	0.75%	3.8%
12/31/2015	1.00	0	0	1.25%	0.0%	12/31/2015	1.00	0	0	1.00%	0.3%	12/31/2015	1.00	0	0	0.75%	0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.38	0	$0	0.50%	23.0%	12/31/2019	$1.40	0	$0	0.25%	23.3%	12/31/2019	$1.42	0	$0	0.00%	23.6%
12/31/2018	1.12	0	0	0.50%	-9.9%	12/31/2018	1.14	0	0	0.25%	-9.6%	12/31/2018	1.15	0	0	0.00%	-9.4%
12/31/2017	1.25	0	0	0.50%	19.0%	12/31/2017	1.26	0	0	0.25%	19.3%	12/31/2017	1.27	0	0	0.00%	19.6%
12/31/2016	1.05	0	0	0.50%	4.1%	12/31/2016	1.05	0	0	0.25%	4.3%	12/31/2016	1.06	0	0	0.00%	4.6%
12/31/2015	1.01	0	0	0.50%	0.7%	12/31/2015	1.01	0	0	0.25%	1.0%	12/31/2015	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.3%
2018	1.8%
2017	2.6%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Total Return Bond Fund Y Class - 06-894
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$485,169	$473,228	70,209
Receivables: investments sold	1,380
Payables: investments purchased	-
Net assets	$486,549

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$486,549	443,127	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.17
Total	$486,549	443,127

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$17,383
Mortality & expense charges	(6,754)
Net investment income (loss)	10,629

Gain (loss) on investments:
Net realized gain (loss)	4,381
Realized gain distributions	1,427
Net change in unrealized appreciation (depreciation)	28,093
Net gain (loss)	33,901

Increase (decrease) in net assets from operations	$44,530

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,629	$11,779
Net realized gain (loss)	4,381	(4,161)
Realized gain distributions	1,427	-
Net change in unrealized appreciation (depreciation)	28,093	(17,772)

Increase (decrease) in net assets from operations	44,530	(10,154)

Contract owner transactions:
Proceeds from units sold	96,175	161,941
Cost of units redeemed	(204,990)	(101,105)
Account charges	(68)	(89)
Increase (decrease)	(108,883)	60,747
Net increase (decrease)	(64,353)	50,593
Net assets, beginning	550,902	500,309
Net assets, ending	$486,549	$550,902

Units sold	88,779	161,228
Units redeemed	(190,352)	(100,926)
Net increase (decrease)	(101,573)	60,302
Units outstanding, beginning	544,700	484,398
Units outstanding, ending	443,127	544,700

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,992,974
Cost of units redeemed/account charges	(3,548,721)
Net investment income (loss)	61,351
Net realized gain (loss)	(32,423)
Realized gain distributions	1,427
Net change in unrealized appreciation (depreciation)	11,941
Net assets	$486,549

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	443	$487	1.25%	8.6%	12/31/2019	$1.11	0	$0	1.00%	8.8%	12/31/2019	$1.13	0	$0	0.75%	9.1%
12/31/2018	1.01	545	551	1.25%	-2.1%	12/31/2018	1.02	0	0	1.00%	-1.8%	12/31/2018	1.03	0	0	0.75%	-1.6%
12/31/2017	1.03	484	500	1.25%	3.3%	12/31/2017	1.04	0	0	1.00%	3.6%	12/31/2017	1.05	0	0	0.75%	3.8%
12/31/2016	1.00	2,265	2,264	1.25%	1.7%	12/31/2016	1.00	0	0	1.00%	2.0%	12/31/2016	1.01	0	0	0.75%	2.2%
12/31/2015	0.98	0	0	1.25%	-1.7%	12/31/2015	0.99	0	0	1.00%	-1.5%	12/31/2015	0.99	0	0	0.75%	-1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	9.4%	12/31/2019	$1.15	0	$0	0.25%	9.7%	12/31/2019	$1.17	0	$0	0.00%	9.9%
12/31/2018	1.04	0	0	0.50%	-1.3%	12/31/2018	1.05	0	0	0.25%	-1.1%	12/31/2018	1.06	0	0	0.00%	-0.8%
12/31/2017	1.06	0	0	0.50%	4.1%	12/31/2017	1.06	0	0	0.25%	4.3%	12/31/2017	1.07	0	0	0.00%	4.6%
12/31/2016	1.01	0	0	0.50%	2.5%	12/31/2016	1.02	0	0	0.25%	2.8%	12/31/2016	1.02	0	0	0.00%	3.0%
12/31/2015	0.99	0	0	0.50%	-1.0%	12/31/2015	0.99	0	0	0.25%	-0.8%	12/31/2015	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.4%
2018	3.5%
2017	2.6%
2016	3.1%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Active Allocation Fund A Class - 06-924
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,481	$1,461	101
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,481

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,481	1,125	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$1,481	1,125

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$40
Mortality & expense charges	(25)
Net investment income (loss)	15

Gain (loss) on investments:
Net realized gain (loss)	(196)
Realized gain distributions	79
Net change in unrealized appreciation (depreciation)	2,496
Net gain (loss)	2,379

Increase (decrease) in net assets from operations	$2,394

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$15	$66
Net realized gain (loss)	(196)	241,472
Realized gain distributions	79	-
Net change in unrealized appreciation (depreciation)	2,496	(224,704)

Increase (decrease) in net assets from operations	2,394	16,834

Contract owner transactions:
Proceeds from units sold	1,309	5,648
Cost of units redeemed	(22,002)	(1,249,466)
Account charges	(15)	(75)
Increase (decrease)	(20,708)	(1,243,893)
Net increase (decrease)	(18,314)	(1,227,059)
Net assets, beginning	19,795	1,246,854
Net assets, ending	$1,481	$19,795

Units sold	1,086	4,572
Units redeemed	(17,455)	(997,545)
Net increase (decrease)	(16,369)	(992,973)
Units outstanding, beginning	17,494	1,010,467
Units outstanding, ending	1,125	17,494

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,354,590
Cost of units redeemed/account charges	(1,626,869)
Net investment income (loss)	10,391
Net realized gain (loss)	263,270
Realized gain distributions	79
Net change in unrealized appreciation (depreciation)	20
Net assets	$1,481

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.32	1	$1	1.25%	21.7%	12/31/2019	$1.33	0	$0	1.00%	22.1%	12/31/2019	$1.35	0	$0	0.75%	22.4%
12/31/2018	1.08	1	1	1.25%	-10.8%	12/31/2018	1.09	0	0	1.00%	-10.6%	12/31/2018	1.10	0	0	0.75%	-10.3%
12/31/2017	1.21	517	626	1.25%	17.9%	12/31/2017	1.22	0	0	1.00%	18.2%	12/31/2017	1.23	0	0	0.75%	18.5%
12/31/2016	1.03	519	534	1.25%	3.1%	12/31/2016	1.03	0	0	1.00%	3.3%	12/31/2016	1.04	0	0	0.75%	3.6%
12/31/2015	1.00	0	0	1.25%	-0.3%	12/31/2015	1.00	0	0	1.00%	0.0%	12/31/2015	1.00	0	0	0.75%	0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	0	$0	0.50%	22.7%	12/31/2019	$1.38	0	$0	0.25%	23.0%	12/31/2019	$1.40	0	$0	0.00%	23.3%
12/31/2018	1.11	0	0	0.50%	-10.1%	12/31/2018	1.12	0	0	0.25%	-9.9%	12/31/2018	1.14	16	18	0.00%	-9.7%
12/31/2017	1.24	0	0	0.50%	18.8%	12/31/2017	1.25	0	0	0.25%	19.1%	12/31/2017	1.26	494	621	0.00%	19.4%
12/31/2016	1.04	0	0	0.50%	3.8%	12/31/2016	1.05	0	0	0.25%	4.1%	12/31/2016	1.05	492	518	0.00%	4.3%
12/31/2015	1.00	0	0	0.50%	0.5%	12/31/2015	1.01	0	0	0.25%	0.7%	12/31/2015	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.4%
2018	0.1%
2017	1.2%
2016	1.9%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Total Return Bond Fund A Class - 06-926
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,329,514	$1,302,068	191,024
Receivables: investments sold	1,928
Payables: investments purchased	-
Net assets	$1,331,442

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,331,442	1,231,266	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$1,331,442	1,231,266

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$31,541
Mortality & expense charges	(13,682)
Net investment income (loss)	17,859

Gain (loss) on investments:
Net realized gain (loss)	1,463
Realized gain distributions	3,866
Net change in unrealized appreciation (depreciation)	58,064
Net gain (loss)	63,393

Increase (decrease) in net assets from operations	$81,252

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$17,859	$22,836
Net realized gain (loss)	1,463	(12,302)
Realized gain distributions	3,866	-
Net change in unrealized appreciation (depreciation)	58,064	(41,187)

Increase (decrease) in net assets from operations	81,252	(30,653)

Contract owner transactions:
Proceeds from units sold	356,584	159,105
Cost of units redeemed	(99,997)	(464,021)
Account charges	(585)	(538)
Increase (decrease)	256,002	(305,454)
Net increase (decrease)	337,254	(336,107)
Net assets, beginning	994,188	1,330,295
Net assets, ending	$1,331,442	$994,188

Units sold	332,113	171,456
Units redeemed	(95,606)	(476,491)
Net increase (decrease)	236,507	(305,035)
Units outstanding, beginning	994,759	1,299,794
Units outstanding, ending	1,231,266	994,759

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,352,190
Cost of units redeemed/account charges	(1,116,793)
Net investment income (loss)	67,606
Net realized gain (loss)	(2,873)
Realized gain distributions	3,866
Net change in unrealized appreciation (depreciation)	27,446
Net assets	$1,331,442

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	1,231	$1,331	1.25%	8.2%	12/31/2019	$1.09	0	$0	1.00%	8.5%	12/31/2019	$1.11	0	$0	0.75%	8.7%
12/31/2018	1.00	995	994	1.25%	-2.3%	12/31/2018	1.01	0	0	1.00%	-2.1%	12/31/2018	1.02	0	0	0.75%	-1.9%
12/31/2017	1.02	1,300	1,330	1.25%	3.0%	12/31/2017	1.03	0	0	1.00%	3.3%	12/31/2017	1.04	0	0	0.75%	3.5%
12/31/2016	0.99	1,272	1,264	1.25%	1.5%	12/31/2016	1.00	0	0	1.00%	1.7%	12/31/2016	1.00	0	0	0.75%	2.0%
12/31/2015	0.98	180	176	1.25%	-2.1%	12/31/2015	0.98	0	0	1.00%	-1.8%	12/31/2015	0.98	0	0	0.75%	-1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	9.0%	12/31/2019	$1.14	0	$0	0.25%	9.3%	12/31/2019	$1.15	0	$0	0.00%	9.6%
12/31/2018	1.03	0	0	0.50%	-1.6%	12/31/2018	1.04	0	0	0.25%	-1.4%	12/31/2018	1.05	0	0	0.00%	-1.1%
12/31/2017	1.05	0	0	0.50%	3.8%	12/31/2017	1.05	0	0	0.25%	4.0%	12/31/2017	1.06	0	0	0.00%	4.3%
12/31/2016	1.01	0	0	0.50%	2.2%	12/31/2016	1.01	0	0	0.25%	2.5%	12/31/2016	1.02	0	0	0.00%	2.8%
12/31/2015	0.99	0	0	0.50%	-1.4%	12/31/2015	0.99	0	0	0.25%	-1.1%	12/31/2015	0.99	0	0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.7%
2018	3.2%
2017	2.8%
2016	2.0%
2015	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Developing Markets Fund R6 Class - 06-DDD
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,684,936	$6,875,559	168,541
Receivables: investments sold	-
Payables: investments purchased	(1,125)
Net assets	$7,683,811

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,912,938	3,469,391	$1.42
Band 100	-	-	1.43
Band 75	-	-	1.44
Band 50	-	-	1.45
Band 25	-	-	1.46
Band 0	2,770,873	1,883,254	1.47
Total	$7,683,811	5,352,645

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$51,142
Mortality & expense charges	(53,490)
Net investment income (loss)	(2,348)

Gain (loss) on investments:
Net realized gain (loss)	276,248
Realized gain distributions	140,840
Net change in unrealized appreciation (depreciation)	991,484
Net gain (loss)	1,408,572

Increase (decrease) in net assets from operations	$1,406,224

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,348)	$29,902
Net realized gain (loss)	276,248	60,797
Realized gain distributions	140,840	-
Net change in unrealized appreciation (depreciation)	991,484	(621,102)

Increase (decrease) in net assets from operations	1,406,224	(530,403)

Contract owner transactions:
Proceeds from units sold	3,344,490	4,069,551
Cost of units redeemed	(3,078,115)	(856,470)
Account charges	(6,122)	(4,617)
Increase (decrease)	260,253	3,208,464
Net increase (decrease)	1,666,477	2,678,061
Net assets, beginning	6,017,334	3,339,273
Net assets, ending	$7,683,811	$6,017,334

Units sold	2,516,207	3,395,677
Units redeemed	(2,339,001)	(719,681)
Net increase (decrease)	177,206	2,675,996
Units outstanding, beginning	5,175,439	2,499,443
Units outstanding, ending	5,352,645	5,175,439

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$10,737,935
Cost of units redeemed/account charges	(4,448,824)
Net investment income (loss)	48,742
Net realized gain (loss)	395,741
Realized gain distributions	140,840
Net change in unrealized appreciation (depreciation)	809,377
Net assets	$7,683,811

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.42	3,469	$4,913	1.25%	23.0%	12/31/2019	$1.43	0	$0	1.00%	23.3%	12/31/2019	$1.44	0	$0	0.75%	23.6%
12/31/2018	1.15	3,236	3,726	1.25%	-12.9%	12/31/2018	1.16	0	0	1.00%	-12.7%	12/31/2018	1.16	0	0	0.75%	-12.5%
12/31/2017	1.32	491	649	1.25%	33.7%	12/31/2017	1.33	0	0	1.00%	34.0%	12/31/2017	1.33	0	0	0.75%	34.3%
12/31/2016	0.99	0	0	1.25%	-1.1%	12/31/2016	0.99	0	0	1.00%	-1.1%	12/31/2016	0.99	0	0	0.75%	-1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.45	0	$0	0.50%	23.9%	12/31/2019	$1.46	0	$0	0.25%	24.2%	12/31/2019	$1.47	1,883	$2,771	0.00%	24.5%
12/31/2018	1.17	0	0	0.50%	-12.2%	12/31/2018	1.18	0	0	0.25%	-12.0%	12/31/2018	1.18	1,939	2,291	0.00%	-11.8%
12/31/2017	1.33	0	0	0.50%	34.7%	12/31/2017	1.34	0	0	0.25%	35.0%	12/31/2017	1.34	2,008	2,690	0.00%	35.3%
12/31/2016	0.99	0	0	0.50%	-1.1%	12/31/2016	0.99	0	0	0.25%	-1.0%	12/31/2016	0.99	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.7%
2018	1.0%
2017	1.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer International Small-Mid Company Fund R6 Class - 06-FCC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$49,614	$50,208	1,054
Receivables: investments sold	939
Payables: investments purchased	-
Net assets	$50,553

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$50,553	33,100	$1.53
Band 100	-	-	1.54
Band 75	-	-	1.55
Band 50	-	-	1.56
Band 25	-	-	1.57
Band 0	-	-	1.59
Total	$50,553	33,100

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$202
Mortality & expense charges	(557)
Net investment income (loss)	(355)

Gain (loss) on investments:
Net realized gain (loss)	(259)
Realized gain distributions	2,144
Net change in unrealized appreciation (depreciation)	7,729
Net gain (loss)	9,614

Increase (decrease) in net assets from operations	$9,259

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(355)	$(54)
Net realized gain (loss)	(259)	289
Realized gain distributions	2,144	3,490
Net change in unrealized appreciation (depreciation)	7,729	(8,420)

Increase (decrease) in net assets from operations	9,259	(4,695)

Contract owner transactions:
Proceeds from units sold	5,645	19,267
Cost of units redeemed	(2,713)	(3,018)
Account charges	-	-
Increase (decrease)	2,932	16,249
Net increase (decrease)	12,191	11,554
Net assets, beginning	38,362	26,808
Net assets, ending	$50,553	$38,362

Units sold	3,935	13,597
Units redeemed	(1,913)	(2,015)
Net increase (decrease)	2,022	11,582
Units outstanding, beginning	31,078	19,496
Units outstanding, ending	33,100	31,078

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$51,090
Cost of units redeemed/account charges	(6,060)
Net investment income (loss)	(124)
Net realized gain (loss)	30
Realized gain distributions	6,211
Net change in unrealized appreciation (depreciation)	(594)
Net assets	$50,553

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.53	33	$51	1.25%	23.7%	12/31/2019	$1.54	0	$0	1.00%	24.0%	12/31/2019	$1.55	0	$0	0.75%	24.3%
12/31/2018	1.23	31	38	1.25%	-10.2%	12/31/2018	1.24	0	0	1.00%	-10.0%	12/31/2018	1.25	0	0	0.75%	-9.8%
12/31/2017	1.38	19	27	1.25%	36.8%	12/31/2017	1.38	0	0	1.00%	37.2%	12/31/2017	1.38	0	0	0.75%	37.5%
12/31/2016	1.00	0	0	1.25%	0.5%	12/31/2016	1.01	0	0	1.00%	0.5%	12/31/2016	1.01	0	0	0.75%	0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.56	0	$0	0.50%	24.7%	12/31/2019	$1.57	0	$0	0.25%	25.0%	12/31/2019	$1.59	0	$0	0.00%	25.3%
12/31/2018	1.25	0	0	0.50%	-9.5%	12/31/2018	1.26	0	0	0.25%	-9.3%	12/31/2018	1.27	0	0	0.00%	-9.1%
12/31/2017	1.39	0	0	0.50%	37.8%	12/31/2017	1.39	0	0	0.25%	38.2%	12/31/2017	1.39	0	0	0.00%	38.5%
12/31/2016	1.01	0	0	0.50%	0.5%	12/31/2016	1.01	0	0	0.25%	0.6%	12/31/2016	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.5%
2018	1.2%
2017	2.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer International Growth Fund R6 Class - 06-FNC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,802,701	$2,612,045	63,119
Receivables: investments sold	-
Payables: investments purchased	(10,300)
Net assets	$2,792,401

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,792,401	2,150,075	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$2,792,401	2,150,075

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$42,799
Mortality & expense charges	(63,851)
Net investment income (loss)	(21,052)

Gain (loss) on investments:
Net realized gain (loss)	40,709
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,060,677
Net gain (loss)	1,101,386

Increase (decrease) in net assets from operations	$1,080,334

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(21,052)	$24,828
Net realized gain (loss)	40,709	16,967
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,060,677	(945,752)

Increase (decrease) in net assets from operations	1,080,334	(903,957)

Contract owner transactions:
Proceeds from units sold	3,213,509	3,996,080
Cost of units redeemed	(5,507,286)	(1,277,673)
Account charges	(3,340)	(2,627)
Increase (decrease)	(2,297,117)	2,715,780
Net increase (decrease)	(1,216,783)	1,811,823
Net assets, beginning	4,009,184	2,197,361
Net assets, ending	$2,792,401	$4,009,184

Units sold	2,703,712	3,573,604
Units redeemed	(4,491,382)	(1,357,366)
Net increase (decrease)	(1,787,670)	2,216,238
Units outstanding, beginning	3,937,745	1,721,507
Units outstanding, ending	2,150,075	3,937,745

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00
Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$9,683,199
Cost of units redeemed/account charges	(7,160,918)
Net investment income (loss)	9,758
Net realized gain (loss)	69,706
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	190,656
Net assets	$2,792,401

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.30	2,150	$2,792	1.25%	27.6%	12/31/2019	$1.31	0	$0	1.00%	27.9%	12/31/2019	$1.32	0	$0	0.75%	28.2%
12/31/2018	1.02	3,938	4,009	1.25%	-20.2%	12/31/2018	1.02	0	0	1.00%	-20.0%	12/31/2018	1.03	0	0	0.75%	-19.8%
12/31/2017	1.28	1,722	2,197	1.25%	25.6%	12/31/2017	1.28	0	0	1.00%	25.9%	12/31/2017	1.28	0	0	0.75%	26.2%
12/31/2016	1.02	0	0	1.25%	1.6%	12/31/2016	1.02	0	0	1.00%	1.7%	12/31/2016	1.02	0	0	0.75%	1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.33	0	$0	0.50%	28.5%	12/31/2019	$1.34	0	$0	0.25%	28.8%	12/31/2019	$1.35	0	$0	0.00%	29.2%
12/31/2018	1.03	0	0	0.50%	-19.6%	12/31/2018	1.04	0	0	0.25%	-19.4%	12/31/2018	1.04	0	0	0.00%	-19.2%
12/31/2017	1.29	0	0	0.50%	26.5%	12/31/2017	1.29	0	0	0.25%	26.8%	12/31/2017	1.29	0	0	0.00%	27.2%
12/31/2016	1.02	0	0	0.50%	1.7%	12/31/2016	1.02	0	0	0.25%	1.7%	12/31/2016	1.02	0	0	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	2.1%
2017	1.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Global Fund R6 Class - 06-FYV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$99,906	$80,101	1,037
Receivables: investments sold	-
Payables: investments purchased	(16)
Net assets	$99,890

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$99,890	79,873	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$99,890	79,873

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$517
Mortality & expense charges	(1,143)
Net investment income (loss)	(626)

Gain (loss) on investments:
Net realized gain (loss)	(531)
Realized gain distributions	802
Net change in unrealized appreciation (depreciation)	22,994
Net gain (loss)	23,265

Increase (decrease) in net assets from operations	$22,639

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(626)	$(46)
Net realized gain (loss)	(531)	(8,476)
Realized gain distributions	802	5,195
Net change in unrealized appreciation (depreciation)	22,994	(3,189)

Increase (decrease) in net assets from operations	22,639	(6,516)

Contract owner transactions:
Proceeds from units sold	30,250	124,141
Cost of units redeemed	(24,993)	(45,229)
Account charges	(232)	(170)
Increase (decrease)	5,025	78,742
Net increase (decrease)	27,664	72,226
Net assets, beginning	72,226	-
Net assets, ending	$99,890	$72,226

Units sold	28,000	119,790
Units redeemed	(23,466)	(44,451)
Net increase (decrease)	4,534	75,339
Units outstanding, beginning	75,339	-
Units outstanding, ending	79,873	75,339

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$154,391
Cost of units redeemed/account charges	(70,624)
Net investment income (loss)	(672)
Net realized gain (loss)	(9,007)
Realized gain distributions	5,997
Net change in unrealized appreciation (depreciation)	19,805
Net assets	$99,890

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	80	$100	1.25%	30.5%	12/31/2019	$1.26	0	$0	1.00%	30.8%	12/31/2019	$1.27	0	$0	0.75%	31.1%
12/31/2018	0.96	75	72	1.25%	-14.3%	12/31/2018	0.96	0	0	1.00%	-14.1%	12/31/2018	0.97	0	0	0.75%	-13.9%
12/31/2017	1.12	0	0	1.25%	11.9%	12/31/2017	1.12	0	0	1.00%	12.0%	12/31/2017	1.12	0	0	0.75%	12.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	0	$0	0.50%	31.4%	12/31/2019	$1.28	0	$0	0.25%	31.8%	12/31/2019	$1.29	0	$0	0.00%	32.1%
12/31/2018	0.97	0	0	0.50%	-13.6%	12/31/2018	0.97	0	0	0.25%	-13.4%	12/31/2018	0.98	0	0	0.00%	-13.2%
12/31/2017	1.12	0	0	0.50%	12.3%	12/31/2017	1.12	0	0	0.25%	12.4%	12/31/2017	1.13	0	0	0.00%	12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.6%
2018	1.3%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Global Opportunities Fund R6 Class - 06-FYW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,263	$20,313	381
Receivables: investments sold	1,753
Payables: investments purchased	-
Net assets	$24,016

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,016	19,653	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$24,016	19,653

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(241)
Net investment income (loss)	(241)

Gain (loss) on investments:
Net realized gain (loss)	(58)
Realized gain distributions	1,244
Net change in unrealized appreciation (depreciation)	3,627
Net gain (loss)	4,813

Increase (decrease) in net assets from operations	$4,572

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(241)	$(252)
Net realized gain (loss)	(58)	(22,980)
Realized gain distributions	1,244	11,107
Net change in unrealized appreciation (depreciation)	3,627	(1,677)

Increase (decrease) in net assets from operations	4,572	(13,802)

Contract owner transactions:
Proceeds from units sold	9,950	248,713
Cost of units redeemed	(5,495)	(219,847)
Account charges	(54)	(21)
Increase (decrease)	4,401	28,845
Net increase (decrease)	8,973	15,043
Net assets, beginning	15,043	-
Net assets, ending	$24,016	$15,043

Units sold	8,859	226,354
Units redeemed	(4,804)	(210,756)
Net increase (decrease)	4,055	15,598
Units outstanding, beginning	15,598	-
Units outstanding, ending	19,653	15,598

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$258,663
Cost of units redeemed/account charges	(225,417)
Net investment income (loss)	(493)
Net realized gain (loss)	(23,038)
Realized gain distributions	12,351
Net change in unrealized appreciation (depreciation)	1,950
Net assets	$24,016

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	20	$24	1.25%	26.7%	12/31/2019	$1.23	0	$0	1.00%	27.0%	12/31/2019	$1.24	0	$0	0.75%	27.4%
12/31/2018	0.96	16	15	1.25%	-18.8%	12/31/2018	0.97	0	0	1.00%	-18.6%	12/31/2018	0.97	0	0	0.75%	-18.4%
12/31/2017	1.19	0	0	1.25%	18.8%	12/31/2017	1.19	0	0	1.00%	18.9%	12/31/2017	1.19	0	0	0.75%	19.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	0	$0	0.50%	27.7%	12/31/2019	$1.25	0	$0	0.25%	28.0%	12/31/2019	$1.26	0	$0	0.00%	28.3%
12/31/2018	0.98	0	0	0.50%	-18.2%	12/31/2018	0.98	0	0	0.25%	-18.0%	12/31/2018	0.98	0	0	0.00%	-17.8%
12/31/2017	1.19	0	0	0.50%	19.2%	12/31/2017	1.19	0	0	0.25%	19.4%	12/31/2017	1.20	0	0	0.00%	19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer International Bond Fund R6 Class - 06-FYX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$676,678	$677,986	122,679
Receivables: investments sold	7,875
Payables: investments purchased	-
Net assets	$684,553

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$684,553	649,560	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$684,553	649,560

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$33,813
Mortality & expense charges	(7,858)
Net investment income (loss)	25,955

Gain (loss) on investments:
Net realized gain (loss)	(2,907)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	30,254
Net gain (loss)	27,347

Increase (decrease) in net assets from operations	$53,302

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$25,955	$10,859
Net realized gain (loss)	(2,907)	(1,733)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	30,254	(31,562)

Increase (decrease) in net assets from operations	53,302	(22,436)

Contract owner transactions:
Proceeds from units sold	166,863	664,033
Cost of units redeemed	(109,646)	(67,281)
Account charges	(273)	(9)
Increase (decrease)	56,944	596,743
Net increase (decrease)	110,246	574,307
Net assets, beginning	574,307	-
Net assets, ending	$684,553	$574,307

Units sold	180,735	662,036
Units redeemed	(123,765)	(69,446)
Net increase (decrease)	56,970	592,590
Units outstanding, beginning	592,590	-
Units outstanding, ending	649,560	592,590

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$830,896
Cost of units redeemed/account charges	(177,209)
Net investment income (loss)	36,814
Net realized gain (loss)	(4,640)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(1,308)
Net assets	$684,553

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	650	$685	1.25%	8.7%	12/31/2019	$1.06	0	$0	1.00%	9.0%	12/31/2019	$1.07	0	$0	0.75%	9.3%
12/31/2018	0.97	593	574	1.25%	-6.7%	12/31/2018	0.97	0	0	1.00%	-6.5%	12/31/2018	0.98	0	0	0.75%	-6.3%
12/31/2017	1.04	0	0	1.25%	3.9%	12/31/2017	1.04	0	0	1.00%	4.0%	12/31/2017	1.04	0	0	0.75%	4.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	9.6%	12/31/2019	$1.08	0	$0	0.25%	9.8%	12/31/2019	$1.09	0	$0	0.00%	10.1%
12/31/2018	0.98	0	0	0.50%	-6.0%	12/31/2018	0.98	0	0	0.25%	-5.8%	12/31/2018	0.99	0	0	0.00%	-5.5%
12/31/2017	1.04	0	0	0.50%	4.3%	12/31/2017	1.04	0	0	0.25%	4.4%	12/31/2017	1.05	0	0	0.00%	4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.4%
2018	5.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Mid Cap Value Fund R6 Class - 06-FYY (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	1.25%	26.9%	12/31/2019	$1.13	0	$0	1.00%	27.2%	12/31/2019	$1.14	0	$0	0.75%	27.5%
12/31/2018	0.89	0	0	1.25%	-18.7%	12/31/2018	0.89	0	0	1.00%	-18.5%	12/31/2018	0.89	0	0	0.75%	-18.3%
12/31/2017	1.09	0	0	1.25%	9.2%	12/31/2017	1.09	0	0	1.00%	9.3%	12/31/2017	1.09	0	0	0.75%	9.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	27.8%	12/31/2019	$1.15	0	$0	0.25%	28.1%	12/31/2019	$1.16	0	$0	0.00%	28.5%
12/31/2018	0.90	0	0	0.50%	-18.1%	12/31/2018	0.90	0	0	0.25%	-17.9%	12/31/2018	0.90	0	0	0.00%	-17.7%
12/31/2017	1.10	0	0	0.50%	9.6%	12/31/2017	1.10	0	0	0.25%	9.8%	12/31/2017	1.10	0	0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Senior Floating Rate Fund R6 Class - 06-GCC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$429,743	$453,463	60,728
Receivables: investments sold	23,900
Payables: investments purchased	-
Net assets	$453,643

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$453,643	446,269	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$453,643	446,269

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$25,653
Mortality & expense charges	(5,916)
Net investment income (loss)	19,737

Gain (loss) on investments:
Net realized gain (loss)	(9,923)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	342
Net gain (loss)	(9,581)

Increase (decrease) in net assets from operations	$10,156

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$19,737	$8,237
Net realized gain (loss)	(9,923)	68
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	342	(24,462)

Increase (decrease) in net assets from operations	10,156	(16,157)

Contract owner transactions:
Proceeds from units sold	234,774	496,012
Cost of units redeemed	(265,664)	(114,252)
Account charges	(1,072)	(528)
Increase (decrease)	(31,962)	381,232
Net increase (decrease)	(21,806)	365,075
Net assets, beginning	475,449	110,374
Net assets, ending	$453,643	$475,449

Units sold	239,473	478,139
Units redeemed	(267,702)	(111,684)
Net increase (decrease)	(28,229)	366,455
Units outstanding, beginning	474,498	108,043
Units outstanding, ending	446,269	474,498

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$944,171
Cost of units redeemed/account charges	(485,080)
Net investment income (loss)	28,127
Net realized gain (loss)	(9,855)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(23,720)
Net assets	$453,643

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.02	446	$454	1.25%	1.4%	12/31/2019	$1.02	0	$0	1.00%	1.7%	12/31/2019	$1.03	0	$0	0.75%	2.0%
12/31/2018	1.00	474	475	1.25%	-1.9%	12/31/2018	1.01	0	0	1.00%	-1.7%	12/31/2018	1.01	0	0	0.75%	-1.4%
12/31/2017	1.02	108	110	1.25%	2.2%	12/31/2017	1.02	0	0	1.00%	2.3%	12/31/2017	1.02	0	0	0.75%	2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	0.50%	2.2%	12/31/2019	$1.04	0	$0	0.25%	2.5%	12/31/2019	$1.05	0	$0	0.00%	2.7%
12/31/2018	1.01	0	0	0.50%	-1.2%	12/31/2018	1.02	0	0	0.25%	-0.9%	12/31/2018	1.02	0	0	0.00%	-0.7%
12/31/2017	1.03	0	0	0.50%	2.6%	12/31/2017	1.03	0	0	0.25%	2.7%	12/31/2017	1.03	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.5%
2018	3.7%
2017	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Discovery Mid Cap Growth Fund R6 Class - 06-3F3 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	1.25%	37.8%	12/31/2019	$1.18	0	$0	1.00%	38.1%	12/31/2019	$1.18	0	$0	0.75%	38.5%
12/31/2018	0.85	0	0	1.25%	-15.0%	12/31/2018	0.85	0	0	1.00%	-14.9%	12/31/2018	0.85	0	0	0.75%	-14.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	0.50%	38.8%	12/31/2019	$1.19	0	$0	0.25%	39.2%	12/31/2019	$1.19	0	$0	0.00%	39.5%
12/31/2018	0.85	0	0	0.50%	-14.7%	12/31/2018	0.85	0	0	0.25%	-14.6%	12/31/2018	0.86	0	0	0.00%	-14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Gold & Special Minerals Fund R6 Class - 06-34Y
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$57,591	$44,441	2,680
Receivables: investments sold	-
Payables: investments purchased	(1,095)
Net assets	$56,496

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$56,496	41,384	$1.37
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$56,496	41,384

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$311
Mortality & expense charges	(430)
Net investment income (loss)	(119)

Gain (loss) on investments:
Net realized gain (loss)	1,069
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	12,692
Net gain (loss)	13,761

Increase (decrease) in net assets from operations	$13,642

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(119)	$(6)
Net realized gain (loss)	1,069	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	12,692	458

Increase (decrease) in net assets from operations	13,642	452

Contract owner transactions:
Proceeds from units sold	63,955	18,563
Cost of units redeemed	(39,947)	-
Account charges	(150)	(19)
Increase (decrease)	23,858	18,544
Net increase (decrease)	37,500	18,996
Net assets, beginning	18,996	-
Net assets, ending	$56,496	$18,996

Units sold	52,673	20,217
Units redeemed	(31,486)	(20)
Net increase (decrease)	21,187	20,197
Units outstanding, beginning	20,197	-
Units outstanding, ending	41,384	20,197

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$82,518
Cost of units redeemed/account charges	(40,116)
Net investment income (loss)	(125)
Net realized gain (loss)	1,069
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	13,150
Net assets	$56,496

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	41	$56	1.25%	45.1%	12/31/2019	$1.37	0	$0	1.00%	45.5%	12/31/2019	$1.38	0	$0	0.75%	45.9%
12/31/2018	0.94	20	19	1.25%	-5.9%	12/31/2018	0.94	0	0	1.00%	-5.8%	12/31/2018	0.94	0	0	0.75%	-5.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.38	0	$0	0.50%	46.2%	12/31/2019	$1.39	0	$0	0.25%	46.6%	12/31/2019	$1.40	0	$0	0.00%	47.0%
12/31/2018	0.95	0	0	0.50%	-5.4%	12/31/2018	0.95	0	0	0.25%	-5.2%	12/31/2018	0.95	0	0	0.00%	-5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.8%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Invesco Oppenheimer Developing Markets Fund A Class - 06-466
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,561,927	$6,090,051	163,240
Receivables: investments sold	1,021
Payables: investments purchased	-
Net assets	$7,562,948

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,955,100	4,395,333	$1.58
Band 100	456,364	281,253	1.62
Band 75	-	-	1.66
Band 50	4,839	2,836	1.71
Band 25	-	-	1.75
Band 0	146,645	81,748	1.79
Total	$7,562,948	4,761,170

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$20,033
Mortality & expense charges	(107,660)
Net investment income (loss)	(87,627)

Gain (loss) on investments:
Net realized gain (loss)	718,558
Realized gain distributions	162,333
Net change in unrealized appreciation (depreciation)	1,030,274
Net gain (loss)	1,911,165

Increase (decrease) in net assets from operations	$1,823,538

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(87,627)	$(108,975)
Net realized gain (loss)	718,558	717,178
Realized gain distributions	162,333	-
Net change in unrealized appreciation (depreciation)	1,030,274	(2,003,062)

Increase (decrease) in net assets from operations	1,823,538	(1,394,859)

Contract owner transactions:
Proceeds from units sold	1,474,255	2,563,148
Cost of units redeemed	(4,632,887)	(4,533,595)
Account charges	(6,349)	(8,692)
Increase (decrease)	(3,164,981)	(1,979,139)
Net increase (decrease)	(1,341,443)	(3,373,998)
Net assets, beginning	8,904,391	12,278,389
Net assets, ending	$7,562,948	$8,904,391

Units sold	1,067,020	1,747,916
Units redeemed	(3,179,762)	(3,104,748)
Net increase (decrease)	(2,112,742)	(1,356,832)
Units outstanding, beginning	6,873,912	8,230,744
Units outstanding, ending	4,761,170	6,873,912

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$41,730,827
Cost of units redeemed/account charges	(37,518,390)
Net investment income (loss)	(590,162)
Net realized gain (loss)	2,134,723
Realized gain distributions	334,074
Net change in unrealized appreciation (depreciation)	1,471,876
Net assets	$7,562,948

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.58	4,395	$6,955	1.25%	22.4%	12/31/2019	$1.62	281	$456	1.00%	22.8%	12/31/2019	$1.66	0	$0	0.75%	23.1%
12/31/2018	1.29	6,459	8,347	1.25%	-13.2%	12/31/2018	1.32	340	450	1.00%	-13.0%	12/31/2018	1.35	0	0	0.75%	-12.8%
12/31/2017	1.49	7,850	11,692	1.25%	33.1%	12/31/2017	1.52	320	487	1.00%	33.4%	12/31/2017	1.55	0	0	0.75%	33.8%
12/31/2016	1.12	7,971	8,919	1.25%	5.6%	12/31/2016	1.14	399	454	1.00%	5.8%	12/31/2016	1.16	0	0	0.75%	6.1%
12/31/2015	1.06	9,514	10,085	1.25%	-15.1%	12/31/2015	1.08	404	434	1.00%	-14.9%	12/31/2015	1.09	0	0	0.75%	-14.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.71	3	$5	0.50%	23.4%	12/31/2019	$1.75	0	$0	0.25%	23.7%	12/31/2019	$1.79	82	$147	0.00%	24.0%
12/31/2018	1.38	4	5	0.50%	-12.6%	12/31/2018	1.41	0	0	0.25%	-12.4%	12/31/2018	1.45	71	103	0.00%	-12.1%
12/31/2017	1.58	4	7	0.50%	34.1%	12/31/2017	1.61	0	0	0.25%	34.4%	12/31/2017	1.65	56	93	0.00%	34.8%
12/31/2016	1.18	6	7	0.50%	6.4%	12/31/2016	1.20	0	0	0.25%	6.6%	12/31/2016	1.22	531	649	0.00%	6.9%
12/31/2015	1.11	7	7	0.50%	-14.5%	12/31/2015	1.13	0	0	0.25%	-14.3%	12/31/2015	1.14	653	746	0.00%	-14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.2%
2018	0.2%
2017	0.3%
2016	0.2%
2015	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Parnassus Fund - 06-496
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$319,650	$290,213	6,361
Receivables: investments sold	1,426
Payables: investments purchased	-
Net assets	$321,076

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$321,076	115,695	$2.78
Band 100	-	-	2.84
Band 75	-	-	2.91
Band 50	-	-	2.97
Band 25	-	-	3.04
Band 0	-	-	3.11
Total	$321,076	115,695

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$7,901
Mortality & expense charges	(13,752)
Net investment income (loss)	(5,851)

Gain (loss) on investments:
Net realized gain (loss)	123,919
Realized gain distributions	5,137
Net change in unrealized appreciation (depreciation)	151,165
Net gain (loss)	280,221

Increase (decrease) in net assets from operations	$274,370

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,851)	$(3,795)
Net realized gain (loss)	123,919	29,508
Realized gain distributions	5,137	83,811
Net change in unrealized appreciation (depreciation)	151,165	(281,784)

Increase (decrease) in net assets from operations	274,370	(172,260)

Contract owner transactions:
Proceeds from units sold	202,166	138,142
Cost of units redeemed	(1,530,176)	(364,549)
Account charges	(291)	(2,387)
Increase (decrease)	(1,328,301)	(228,794)
Net increase (decrease)	(1,053,931)	(401,054)
Net assets, beginning	1,375,007	1,776,061
Net assets, ending	$321,076	$1,375,007

Units sold	80,615	58,152
Units redeemed	(600,152)	(154,352)
Net increase (decrease)	(519,537)	(96,200)
Units outstanding, beginning	635,232	731,432
Units outstanding, ending	115,695	635,232

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,253,367
Cost of units redeemed/account charges	(4,312,666)
Net investment income (loss)	126,820
Net realized gain (loss)	292,346
Realized gain distributions	931,772
Net change in unrealized appreciation (depreciation)	29,437
Net assets	$321,076

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.78	116	$321	1.25%	28.2%	12/31/2019	$2.84	0	$0	1.00%	28.5%	12/31/2019	$2.91	0	$0	0.75%	28.9%
12/31/2018	2.16	635	1,375	1.25%	-10.9%	12/31/2018	2.21	0	0	1.00%	-10.6%	12/31/2018	2.25	0	0	0.75%	-10.4%
12/31/2017	2.43	731	1,776	1.25%	14.6%	12/31/2017	2.47	0	0	1.00%	14.9%	12/31/2017	2.52	0	0	0.75%	15.2%
12/31/2016	2.12	895	1,896	1.25%	12.1%	12/31/2016	2.15	0	0	1.00%	12.3%	12/31/2016	2.18	0	0	0.75%	12.6%
12/31/2015	1.89	1,038	1,962	1.25%	-1.0%	12/31/2015	1.91	0	0	1.00%	-0.7%	12/31/2015	1.94	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.97	0	$0	0.50%	29.2%	12/31/2019	$3.04	0	$0	0.25%	29.5%	12/31/2019	$3.11	0	$0	0.00%	29.8%
12/31/2018	2.30	0	0	0.50%	-10.2%	12/31/2018	2.35	0	0	0.25%	-10.0%	12/31/2018	2.40	0	0	0.00%	-9.7%
12/31/2017	2.56	0	0	0.50%	15.5%	12/31/2017	2.61	0	0	0.25%	15.8%	12/31/2017	2.66	0	0	0.00%	16.1%
12/31/2016	2.22	0	0	0.50%	12.9%	12/31/2016	2.25	0	0	0.25%	13.2%	12/31/2016	2.29	0	0	0.00%	13.5%
12/31/2015	1.97	0	0	0.50%	-0.2%	12/31/2015	1.99	0	0	0.25%	0.0%	12/31/2015	2.02	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	1.1%
2017	0.9%
2016	0.8%
2015	4.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Parnassus Mid Cap Fund - 06-498
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,230,136	$2,822,799	92,868
Receivables: investments sold	78,759
Payables: investments purchased	-
Net assets	$3,308,895

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,308,895	1,220,776	$2.71
Band 100	-	-	2.77
Band 75	-	-	2.84
Band 50	-	-	2.90
Band 25	-	-	2.97
Band 0	-	-	3.04
Total	$3,308,895	1,220,776

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$16,216
Mortality & expense charges	(132,713)
Net investment income (loss)	(116,497)

Gain (loss) on investments:
Net realized gain (loss)	2,337,889
Realized gain distributions	110,035
Net change in unrealized appreciation (depreciation)	639,944
Net gain (loss)	3,087,868

Increase (decrease) in net assets from operations	$2,971,371

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(116,497)	$(74,835)
Net realized gain (loss)	2,337,889	293,488
Realized gain distributions	110,035	391,089
Net change in unrealized appreciation (depreciation)	639,944	(1,752,439)

Increase (decrease) in net assets from operations	2,971,371	(1,142,697)

Contract owner transactions:
Proceeds from units sold	2,158,506	3,923,120
Cost of units redeemed	(14,797,423)	(3,817,757)
Account charges	(25,334)	(46,135)
Increase (decrease)	(12,664,251)	59,228
Net increase (decrease)	(9,692,880)	(1,083,469)
Net assets, beginning	13,001,775	14,085,244
Net assets, ending	$3,308,895	$13,001,775

Units sold	862,741	1,926,891
Units redeemed	(5,741,357)	(1,919,585)
Net increase (decrease)	(4,878,616)	7,306
Units outstanding, beginning	6,099,392	6,092,086
Units outstanding, ending	1,220,776	6,099,392

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$26,104,092
Cost of units redeemed/account charges	(27,708,302)
Net investment income (loss)	(161,389)
Net realized gain (loss)	3,265,861
Realized gain distributions	1,401,296
Net change in unrealized appreciation (depreciation)	407,337
Net assets	$3,308,895

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.71	1,221	$3,309	1.25%	27.2%	12/31/2019	$2.77	0	$0	1.00%	27.5%	12/31/2019	$2.84	0	$0	0.75%	27.8%
12/31/2018	2.13	6,099	13,002	1.25%	-7.8%	12/31/2018	2.18	0	0	1.00%	-7.6%	12/31/2018	2.22	0	0	0.75%	-7.3%
12/31/2017	2.31	6,092	14,085	1.25%	14.4%	12/31/2017	2.35	0	0	1.00%	14.6%	12/31/2017	2.40	0	0	0.75%	14.9%
12/31/2016	2.02	5,334	10,785	1.25%	14.6%	12/31/2016	2.05	0	0	1.00%	14.9%	12/31/2016	2.09	0	0	0.75%	15.2%
12/31/2015	1.76	887	1,564	1.25%	-2.1%	12/31/2015	1.79	0	0	1.00%	-1.9%	12/31/2015	1.81	0	0	0.75%	-1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.90	0	$0	0.50%	28.1%	12/31/2019	$2.97	0	$0	0.25%	28.4%	12/31/2019	$3.04	0	$0	0.00%	28.8%
12/31/2018	2.27	0	0	0.50%	-7.1%	12/31/2018	2.31	0	0	0.25%	-6.9%	12/31/2018	2.36	0	0	0.00%	-6.6%
12/31/2017	2.44	0	0	0.50%	15.2%	12/31/2017	2.48	0	0	0.25%	15.5%	12/31/2017	2.53	0	0	0.00%	15.8%
12/31/2016	2.12	0	0	0.50%	15.5%	12/31/2016	2.15	0	0	0.25%	15.8%	12/31/2016	2.18	1,095	2,391	0.00%	16.1%
12/31/2015	1.83	0	0	0.50%	-1.4%	12/31/2015	1.86	0	0	0.25%	-1.1%	12/31/2015	1.88	1,076	2,025	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.2%
2018	0.7%
2017	1.5%
2016	0.6%
2015	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Parnassus Core Equity Fund Investor Class - 06-497
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,432,423	$3,188,961	73,272
Receivables: investments sold	13,603
Payables: investments purchased	-
Net assets	$3,446,026

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,446,026	1,207,085	$2.85
Band 100	-	-	2.92
Band 75	-	-	2.99
Band 50	-	-	3.06
Band 25	-	-	3.13
Band 0	-	-	3.20
Total	$3,446,026	1,207,085

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$101,221
Mortality & expense charges	(195,503)
Net investment income (loss)	(94,282)

Gain (loss) on investments:
Net realized gain (loss)	3,868,182
Realized gain distributions	697,346
Net change in unrealized appreciation (depreciation)	226,877
Net gain (loss)	4,792,405

Increase (decrease) in net assets from operations	$4,698,123

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(94,282)	$(52,893)
Net realized gain (loss)	3,868,182	712,184
Realized gain distributions	697,346	1,507,627
Net change in unrealized appreciation (depreciation)	226,877	(2,301,142)

Increase (decrease) in net assets from operations	4,698,123	(134,224)

Contract owner transactions:
Proceeds from units sold	1,795,490	2,371,179
Cost of units redeemed	(21,952,348)	(5,785,316)
Account charges	(16,624)	(19,853)
Increase (decrease)	(20,173,482)	(3,433,990)
Net increase (decrease)	(15,475,359)	(3,568,214)
Net assets, beginning	18,921,385	22,489,599
Net assets, ending	$3,446,026	$18,921,385

Units sold	759,179	1,030,732
Units redeemed	(8,106,162)	(2,498,468)
Net increase (decrease)	(7,346,983)	(1,467,736)
Units outstanding, beginning	8,554,068	10,021,804
Units outstanding, ending	1,207,085	8,554,068

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$29,030,872
Cost of units redeemed/account charges	(36,581,572)
Net investment income (loss)	24,154
Net realized gain (loss)	5,284,725
Realized gain distributions	5,444,385
Net change in unrealized appreciation (depreciation)	243,462
Net assets	$3,446,026

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.85	1,207	$3,446	1.25%	29.1%	12/31/2019	$2.92	0	$0	1.00%	29.4%	12/31/2019	$2.99	0	$0	0.75%	29.7%
12/31/2018	2.21	8,554	18,921	1.25%	-1.4%	12/31/2018	2.26	0	0	1.00%	-1.2%	12/31/2018	2.30	0	0	0.75%	-0.9%
12/31/2017	2.24	10,022	22,490	1.25%	15.1%	12/31/2017	2.28	0	0	1.00%	15.4%	12/31/2017	2.33	0	0	0.75%	15.7%
12/31/2016	1.95	10,249	19,977	1.25%	9.0%	12/31/2016	1.98	0	0	1.00%	9.3%	12/31/2016	2.01	0	0	0.75%	9.6%
12/31/2015	1.79	6,938	12,402	1.25%	-1.8%	12/31/2015	1.81	0	0	1.00%	-1.5%	12/31/2015	1.83	0	0	0.75%	-1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.06	0	$0	0.50%	30.0%	12/31/2019	$3.13	0	$0	0.25%	30.4%	12/31/2019	$3.20	0	$0	0.00%	30.7%
12/31/2018	2.35	0	0	0.50%	-0.7%	12/31/2018	2.40	0	0	0.25%	-0.4%	12/31/2018	2.45	0	0	0.00%	-0.2%
12/31/2017	2.37	0	0	0.50%	16.0%	12/31/2017	2.41	0	0	0.25%	16.3%	12/31/2017	2.45	0	0	0.00%	16.6%
12/31/2016	2.04	0	0	0.50%	9.9%	12/31/2016	2.07	0	0	0.25%	10.1%	12/31/2016	2.11	0	0	0.00%	10.4%
12/31/2015	1.86	0	0	0.50%	-1.0%	12/31/2015	1.88	0	0	0.25%	-0.8%	12/31/2015	1.91	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	1.1%
2017	1.3%
2016	1.1%
2015	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pax Global Environmental Markets Fund Investor Class - 06-569
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$500,300	$437,011	29,722
Receivables: investments sold	526
Payables: investments purchased	-
Net assets	$500,826

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$473,600	180,096	$2.63
Band 100	26,962	9,983	2.70
Band 75	-	-	2.77
Band 50	-	-	2.85
Band 25	-	-	2.93
Band 0	264	88	3.00
Total	$500,826	190,167

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,074
Mortality & expense charges	(7,473)
Net investment income (loss)	(3,399)

Gain (loss) on investments:
Net realized gain (loss)	20,978
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	117,904
Net gain (loss)	138,882

Increase (decrease) in net assets from operations	$135,483

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,399)	$(3,282)
Net realized gain (loss)	20,978	2,846
Realized gain distributions	-	16,249
Net change in unrealized appreciation (depreciation)	117,904	(129,416)

Increase (decrease) in net assets from operations	135,483	(113,603)

Contract owner transactions:
Proceeds from units sold	90,002	55,965
Cost of units redeemed	(272,671)	(164,706)
Account charges	(889)	(1,145)
Increase (decrease)	(183,558)	(109,886)
Net increase (decrease)	(48,075)	(223,489)
Net assets, beginning	548,901	772,390
Net assets, ending	$500,826	$548,901

Units sold	37,546	23,651
Units redeemed	(109,479)	(74,117)
Net increase (decrease)	(71,933)	(50,466)
Units outstanding, beginning	262,100	312,566
Units outstanding, ending	190,167	262,100

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,310,576
Cost of units redeemed/account charges	(939,088)
Net investment income (loss)	(16,094)
Net realized gain (loss)	41,207
Realized gain distributions	40,936
Net change in unrealized appreciation (depreciation)	63,289
Net assets	$500,826

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.63	180	$474	1.25%	26.2%	12/31/2019	$2.70	10	$27	1.00%	26.5%	12/31/2019	$2.77	0	$0	0.75%	26.8%
12/31/2018	2.08	237	494	1.25%	-15.4%	12/31/2018	2.14	19	40	1.00%	-15.2%	12/31/2018	2.19	0	0	0.75%	-15.0%
12/31/2017	2.46	288	710	1.25%	24.9%	12/31/2017	2.52	19	49	1.00%	25.2%	12/31/2017	2.57	0	0	0.75%	25.5%
12/31/2016	1.97	84	165	1.25%	9.2%	12/31/2016	2.01	0	0	1.00%	9.5%	12/31/2016	2.05	0	0	0.75%	9.8%
12/31/2015	1.81	186	336	1.25%	-2.7%	12/31/2015	1.84	0	0	1.00%	-2.4%	12/31/2015	1.87	0	0	0.75%	-2.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.85	0	$0	0.50%	27.1%	12/31/2019	$2.93	0	$0	0.25%	27.4%	12/31/2019	$3.00	0	$0	0.00%	27.7%
12/31/2018	2.24	0	0	0.50%	-14.7%	12/31/2018	2.30	0	0	0.25%	-14.5%	12/31/2018	2.35	6	14	0.00%	-14.3%
12/31/2017	2.63	0	0	0.50%	25.8%	12/31/2017	2.69	0	0	0.25%	26.1%	12/31/2017	2.75	5	13	0.00%	26.4%
12/31/2016	2.09	0	0	0.50%	10.1%	12/31/2016	2.13	0	0	0.25%	10.3%	12/31/2016	2.17	0	0	0.00%	10.6%
12/31/2015	1.90	0	0	0.50%	-1.9%	12/31/2015	1.93	0	0	0.25%	-1.7%	12/31/2015	1.96	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.8%
2018	0.8%
2017	0.6%
2016	0.5%
2015	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pax Balanced Fund Investor Class - 06-568
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,458,720	$1,439,547	62,494
Receivables: investments sold	532
Payables: investments purchased	-
Net assets	$1,459,252

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,293,486	583,881	$2.22
Band 100	165,766	72,858	2.28
Band 75	-	-	2.34
Band 50	-	-	2.40
Band 25	-	-	2.46
Band 0	-	-	2.53
Total	$1,459,252	656,739

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$21,173
Mortality & expense charges	(16,482)
Net investment income (loss)	4,691

Gain (loss) on investments:
Net realized gain (loss)	232
Realized gain distributions	104,040
Net change in unrealized appreciation (depreciation)	127,403
Net gain (loss)	231,675

Increase (decrease) in net assets from operations	$236,366

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,691	$11,002
Net realized gain (loss)	232	(2,403)
Realized gain distributions	104,040	8,320
Net change in unrealized appreciation (depreciation)	127,403	(85,159)

Increase (decrease) in net assets from operations	236,366	(68,240)

Contract owner transactions:
Proceeds from units sold	111,375	173,087
Cost of units redeemed	(110,813)	(155,032)
Account charges	(552)	(672)
Increase (decrease)	10	17,383
Net increase (decrease)	236,376	(50,857)
Net assets, beginning	1,222,876	1,273,733
Net assets, ending	$1,459,252	$1,222,876

Units sold	54,913	87,972
Units redeemed	(54,890)	(79,008)
Net increase (decrease)	23	8,964
Units outstanding, beginning	656,716	647,752
Units outstanding, ending	656,739	656,716

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,932,910
Cost of units redeemed/account charges	(740,238)
Net investment income (loss)	13,191
Net realized gain (loss)	(32,378)
Realized gain distributions	266,594
Net change in unrealized appreciation (depreciation)	19,173
Net assets	$1,459,252

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.22	584	$1,293	1.25%	19.3%	12/31/2019	$2.28	73	$166	1.00%	19.6%	12/31/2019	$2.34	0	$0	0.75%	19.9%
12/31/2018	1.86	576	1,069	1.25%	-5.3%	12/31/2018	1.90	81	154	1.00%	-5.0%	12/31/2018	1.95	0	0	0.75%	-4.8%
12/31/2017	1.96	550	1,078	1.25%	11.8%	12/31/2017	2.00	98	195	1.00%	12.0%	12/31/2017	2.05	0	0	0.75%	12.3%
12/31/2016	1.75	34	60	1.25%	4.5%	12/31/2016	1.79	0	0	1.00%	4.8%	12/31/2016	1.82	0	0	0.75%	5.0%
12/31/2015	1.68	27	46	1.25%	-1.8%	12/31/2015	1.71	0	0	1.00%	-1.5%	12/31/2015	1.73	0	0	0.75%	-1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.40	0	$0	0.50%	20.2%	12/31/2019	$2.46	0	$0	0.25%	20.5%	12/31/2019	$2.53	0	$0	0.00%	20.8%
12/31/2018	2.00	0	0	0.50%	-4.6%	12/31/2018	2.04	0	0	0.25%	-4.3%	12/31/2018	2.09	0	0	0.00%	-4.1%
12/31/2017	2.09	0	0	0.50%	12.6%	12/31/2017	2.14	0	0	0.25%	12.9%	12/31/2017	2.18	0	0	0.00%	13.2%
12/31/2016	1.86	0	0	0.50%	5.3%	12/31/2016	1.89	0	0	0.25%	5.5%	12/31/2016	1.93	0	0	0.00%	5.8%
12/31/2015	1.76	0	0	0.50%	-1.0%	12/31/2015	1.79	0	0	0.25%	-0.8%	12/31/2015	1.82	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	2.1%
2017	1.3%
2016	1.3%
2015	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Payden Kravitz Cash Balance Plan Fund Retirement Class - 06-468 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.07
Band 75	-	-	1.09
Band 50	-	-	1.12
Band 25	-	-	1.14
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	1.25%	4.5%	12/31/2019	$1.07	0	$0	1.00%	4.7%	12/31/2019	$1.09	0	$0	0.75%	5.0%
12/31/2018	1.00	0	0	1.25%	-0.9%	12/31/2018	1.02	0	0	1.00%	-0.6%	12/31/2018	1.04	0	0	0.75%	-0.4%
12/31/2017	1.01	0	0	1.25%	1.4%	12/31/2017	1.03	0	0	1.00%	1.7%	12/31/2017	1.04	0	0	0.75%	1.9%
12/31/2016	0.99	0	0	1.25%	0.9%	12/31/2016	1.01	0	0	1.00%	1.1%	12/31/2016	1.02	0	0	0.75%	1.4%
12/31/2015	0.98	0	0	1.25%	-1.1%	12/31/2015	1.00	0	0	1.00%	-0.8%	12/31/2015	1.01	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	5.3%	12/31/2019	$1.14	0	$0	0.25%	5.5%	12/31/2019	$1.17	0	$0	0.00%	5.8%
12/31/2018	1.06	0	0	0.50%	-0.1%	12/31/2018	1.08	0	0	0.25%	0.1%	12/31/2018	1.11	0	0	0.00%	0.4%
12/31/2017	1.06	0	0	0.50%	2.2%	12/31/2017	1.08	0	0	0.25%	2.4%	12/31/2017	1.10	0	0	0.00%	2.7%
12/31/2016	1.04	0	0	0.50%	1.6%	12/31/2016	1.06	0	0	0.25%	1.9%	12/31/2016	1.07	0	0	0.00%	2.1%
12/31/2015	1.02	0	0	0.50%	-0.3%	12/31/2015	1.04	0	0	0.25%	-0.1%	12/31/2015	1.05	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Payden Kravitz Cash Balance Plan Fund Advisor Class - 06-467 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.12
Band 50	-	-	1.14
Band 25	-	-	1.17
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	4.7%	12/31/2019	$1.09	0	$0	1.00%	5.0%	12/31/2019	$1.12	0	$0	0.75%	5.2%
12/31/2018	1.02	0	0	1.25%	-0.6%	12/31/2018	1.04	0	0	1.00%	-0.4%	12/31/2018	1.06	0	0	0.75%	-0.1%
12/31/2017	1.02	0	0	1.25%	1.5%	12/31/2017	1.04	0	0	1.00%	1.8%	12/31/2017	1.06	0	0	0.75%	2.0%
12/31/2016	1.01	0	0	1.25%	1.2%	12/31/2016	1.02	0	0	1.00%	1.5%	12/31/2016	1.04	0	0	0.75%	1.7%
12/31/2015	1.00	0	0	1.25%	-0.8%	12/31/2015	1.01	0	0	1.00%	-0.5%	12/31/2015	1.02	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	5.5%	12/31/2019	$1.17	0	$0	0.25%	5.7%	12/31/2019	$1.20	0	$0	0.00%	6.0%
12/31/2018	1.08	0	0	0.50%	0.1%	12/31/2018	1.11	0	0	0.25%	0.4%	12/31/2018	1.13	0	0	0.00%	0.6%
12/31/2017	1.08	0	0	0.50%	2.3%	12/31/2017	1.10	0	0	0.25%	2.6%	12/31/2017	1.12	0	0	0.00%	2.8%
12/31/2016	1.06	0	0	0.50%	2.0%	12/31/2016	1.07	0	0	0.25%	2.2%	12/31/2016	1.09	0	0	0.00%	2.5%
12/31/2015	1.04	0	0	0.50%	0.0%	12/31/2015	1.05	0	0	0.25%	0.2%	12/31/2015	1.06	0	0	0.00%	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Payden Emerging Markets Bond Investor Class - 06-501
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,293	$23,357	1,768
Receivables: investments sold	18
Payables: investments purchased	-
Net assets	$24,311

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,311	16,938	$1.44
Band 100	-	-	1.47
Band 75	-	-	1.50
Band 50	-	-	1.54
Band 25	-	-	1.57
Band 0	-	-	1.61
Total	$24,311	16,938

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,410
Mortality & expense charges	(331)
Net investment income (loss)	1,079

Gain (loss) on investments:
Net realized gain (loss)	(377)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	3,112
Net gain (loss)	2,735

Increase (decrease) in net assets from operations	$3,814

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,079	$5,046
Net realized gain (loss)	(377)	(6,334)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	3,112	(12,745)

Increase (decrease) in net assets from operations	3,814	(14,033)

Contract owner transactions:
Proceeds from units sold	1,833	51,790
Cost of units redeemed	(11,096)	(319,569)
Account charges	(9)	(15)
Increase (decrease)	(9,272)	(267,794)
Net increase (decrease)	(5,458)	(281,827)
Net assets, beginning	29,769	311,596
Net assets, ending	$24,311	$29,769

Units sold	1,337	39,107
Units redeemed	(8,242)	(244,380)
Net increase (decrease)	(6,905)	(205,273)
Units outstanding, beginning	23,843	229,116
Units outstanding, ending	16,938	23,843

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,937,963
Cost of units redeemed/account charges	(3,099,732)
Net investment income (loss)	255,239
Net realized gain (loss)	(88,723)
Realized gain distributions	18,628
Net change in unrealized appreciation (depreciation)	936
Net assets	$24,311

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.44	17	$24	1.25%	15.0%	12/31/2019	$1.47	0	$0	1.00%	15.2%	12/31/2019	$1.50	0	$0	0.75%	15.5%
12/31/2018	1.25	24	30	1.25%	-8.2%	12/31/2018	1.27	0	0	1.00%	-8.0%	12/31/2018	1.30	0	0	0.75%	-7.7%
12/31/2017	1.36	229	312	1.25%	10.6%	12/31/2017	1.38	0	0	1.00%	10.9%	12/31/2017	1.41	0	0	0.75%	11.2%
12/31/2016	1.23	350	430	1.25%	10.1%	12/31/2016	1.25	0	0	1.00%	10.3%	12/31/2016	1.27	0	0	0.75%	10.6%
12/31/2015	1.12	292	326	1.25%	-2.1%	12/31/2015	1.13	0	0	1.00%	-1.8%	12/31/2015	1.15	0	0	0.75%	-1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.54	0	$0	0.50%	15.8%	12/31/2019	$1.57	0	$0	0.25%	16.1%	12/31/2019	$1.61	0	$0	0.00%	16.4%
12/31/2018	1.33	0	0	0.50%	-7.5%	12/31/2018	1.35	0	0	0.25%	-7.3%	12/31/2018	1.38	0	0	0.00%	-7.0%
12/31/2017	1.44	0	0	0.50%	11.4%	12/31/2017	1.46	0	0	0.25%	11.7%	12/31/2017	1.49	0	0	0.00%	12.0%
12/31/2016	1.29	0	0	0.50%	10.9%	12/31/2016	1.31	0	0	0.25%	11.2%	12/31/2016	1.33	409	543	0.00%	11.4%
12/31/2015	1.16	0	0	0.50%	-1.3%	12/31/2015	1.18	0	0	0.25%	-1.1%	12/31/2015	1.19	356	425	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.2%
2018	3.9%
2017	4.8%
2016	5.7%
2015	5.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
North Square Multi Strategy Fund A Class - 06-839
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,379	$25,999	1,445
Receivables: investments sold	-
Payables: investments purchased	(80)
Net assets	$26,299

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,133	11,090	$2.09
Band 100	3,166	1,491	2.12
Band 75	-	-	2.16
Band 50	-	-	2.20
Band 25	-	-	2.24
Band 0	-	-	2.28
Total	$26,299	12,581

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,619
Mortality & expense charges	(246)
Net investment income (loss)	1,373

Gain (loss) on investments:
Net realized gain (loss)	(299)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,627
Net gain (loss)	1,328

Increase (decrease) in net assets from operations	$2,701

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,373	$(86)
Net realized gain (loss)	(299)	451
Realized gain distributions	-	2,126
Net change in unrealized appreciation (depreciation)	1,627	(3,048)

Increase (decrease) in net assets from operations	2,701	(557)

Contract owner transactions:
Proceeds from units sold	19,927	-
Cost of units redeemed	(2,209)	(1,745)
Account charges	-	-
Increase (decrease)	17,718	(1,745)
Net increase (decrease)	20,419	(2,302)
Net assets, beginning	5,880	8,182
Net assets, ending	$26,299	$5,880

Units sold	10,257	-
Units redeemed	(1,135)	(910)
Net increase (decrease)	9,122	(910)
Units outstanding, beginning	3,459	4,369
Units outstanding, ending	12,581	3,459

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$62,016
Cost of units redeemed/account charges	(41,640)
Net investment income (loss)	812
Net realized gain (loss)	2,605
Realized gain distributions	2,126
Net change in unrealized appreciation (depreciation)	380
Net assets	$26,299

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.09	11	$23	1.25%	23.5%	12/31/2019	$2.12	1	$3	1.00%	23.8%	12/31/2019	$2.16	0	$0	0.75%	24.1%
12/31/2018	1.69	2	3	1.25%	-9.4%	12/31/2018	1.71	1	3	1.00%	-9.2%	12/31/2018	1.74	0	0	0.75%	-9.0%
12/31/2017	1.86	3	5	1.25%	24.8%	12/31/2017	1.89	1	3	1.00%	25.1%	12/31/2017	1.91	0	0	0.75%	25.4%
12/31/2016	1.49	4	6	1.25%	-0.8%	12/31/2016	1.51	1	2	1.00%	-0.6%	12/31/2016	1.53	0	0	0.75%	-0.4%
12/31/2015	1.51	4	6	1.25%	2.7%	12/31/2015	1.52	15	23	1.00%	3.0%	12/31/2015	1.53	0	0	0.75%	3.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.20	0	$0	0.50%	24.4%	12/31/2019	$2.24	0	$0	0.25%	24.8%	12/31/2019	$2.28	0	$0	0.00%	25.1%
12/31/2018	1.77	0	0	0.50%	-8.7%	12/31/2018	1.80	0	0	0.25%	-8.5%	12/31/2018	1.82	0	0	0.00%	-8.3%
12/31/2017	1.94	0	0	0.50%	25.7%	12/31/2017	1.96	0	0	0.25%	26.0%	12/31/2017	1.99	0	0	0.00%	26.4%
12/31/2016	1.54	0	0	0.50%	-0.1%	12/31/2016	1.56	0	0	0.25%	0.1%	12/31/2016	1.57	0	0	0.00%	0.4%
12/31/2015	1.54	0	0	0.50%	3.5%	12/31/2015	1.55	0	0	0.25%	3.8%	12/31/2015	1.57	0	0	0.00%	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	10.1%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
North Square Oak Ridge Small Cap Growth Fund A Class - 06-629
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,887	$16,680	1,159
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$14,885

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,885	7,887	$1.89
Band 100	-	-	1.92
Band 75	-	-	1.96
Band 50	-	-	2.00
Band 25	-	-	2.04
Band 0	-	-	2.08
Total	$14,885	7,887

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(194)
Net investment income (loss)	(194)

Gain (loss) on investments:
Net realized gain (loss)	(3,016)
Realized gain distributions	2,081
Net change in unrealized appreciation (depreciation)	4,355
Net gain (loss)	3,420

Increase (decrease) in net assets from operations	$3,226

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(194)	$(1,096)
Net realized gain (loss)	(3,016)	(31,849)
Realized gain distributions	2,081	3,188
Net change in unrealized appreciation (depreciation)	4,355	41,972

Increase (decrease) in net assets from operations	3,226	12,215

Contract owner transactions:
Proceeds from units sold	4,895	78,412
Cost of units redeemed	(11,573)	(183,075)
Account charges	(8)	(235)
Increase (decrease)	(6,686)	(104,898)
Net increase (decrease)	(3,460)	(92,683)
Net assets, beginning	18,345	111,028
Net assets, ending	$14,885	$18,345

Units sold	2,756	43,776
Units redeemed	(6,620)	(97,613)
Net increase (decrease)	(3,864)	(53,837)
Units outstanding, beginning	11,751	65,588
Units outstanding, ending	7,887	11,751

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$872,430
Cost of units redeemed/account charges	(940,841)
Net investment income (loss)	(18,337)
Net realized gain (loss)	(40,385)
Realized gain distributions	143,811
Net change in unrealized appreciation (depreciation)	(1,793)
Net assets	$14,885

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.89	8	$15	1.25%	20.9%	12/31/2019	$1.92	0	$0	1.00%	21.2%	12/31/2019	$1.96	0	$0	0.75%	21.5%
12/31/2018	1.56	12	18	1.25%	-7.8%	12/31/2018	1.59	0	0	1.00%	-7.5%	12/31/2018	1.61	0	0	0.75%	-7.3%
12/31/2017	1.69	66	111	1.25%	17.5%	12/31/2017	1.72	0	0	1.00%	17.8%	12/31/2017	1.74	0	0	0.75%	18.1%
12/31/2016	1.44	211	304	1.25%	0.9%	12/31/2016	1.46	0	0	1.00%	1.1%	12/31/2016	1.47	0	0	0.75%	1.4%
12/31/2015	1.43	257	366	1.25%	-5.8%	12/31/2015	1.44	0	0	1.00%	-5.6%	12/31/2015	1.45	0	0	0.75%	-5.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.00	0	$0	0.50%	21.8%	12/31/2019	$2.04	0	$0	0.25%	22.1%	12/31/2019	$2.08	0	$0	0.00%	22.4%
12/31/2018	1.64	0	0	0.50%	-7.1%	12/31/2018	1.67	0	0	0.25%	-6.8%	12/31/2018	1.70	0	0	0.00%	-6.6%
12/31/2017	1.77	0	0	0.50%	18.4%	12/31/2017	1.79	0	0	0.25%	18.7%	12/31/2017	1.82	0	0	0.00%	19.0%
12/31/2016	1.49	0	0	0.50%	1.6%	12/31/2016	1.51	0	0	0.25%	1.9%	12/31/2016	1.53	0	0	0.00%	2.1%
12/31/2015	1.47	0	0	0.50%	-5.1%	12/31/2015	1.48	0	0	0.25%	-4.9%	12/31/2015	1.49	0	0	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
North Square Oak Ridge Small Cap Growth Fund I Class - 06-627
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$144,814	$158,430	10,069
Receivables: investments sold	400
Payables: investments purchased	-
Net assets	$145,214

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$145,214	75,086	$1.93
Band 100	-	-	1.97
Band 75	-	-	2.01
Band 50	-	-	2.05
Band 25	-	-	2.09
Band 0	-	-	2.13
Total	$145,214	75,086

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,498)
Net investment income (loss)	(2,498)

Gain (loss) on investments:
Net realized gain (loss)	(35,882)
Realized gain distributions	20,895
Net change in unrealized appreciation (depreciation)	52,918
Net gain (loss)	37,931

Increase (decrease) in net assets from operations	$35,433

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,498)	$(60,086)
Net realized gain (loss)	(35,882)	(2,238,152)
Realized gain distributions	20,895	43,829
Net change in unrealized appreciation (depreciation)	52,918	3,058,872

Increase (decrease) in net assets from operations	35,433	804,463

Contract owner transactions:
Proceeds from units sold	52,157	2,074,422
Cost of units redeemed	(132,875)	(9,305,247)
Account charges	(81)	(9,185)
Increase (decrease)	(80,799)	(7,240,010)
Net increase (decrease)	(45,366)	(6,435,547)
Net assets, beginning	190,580	6,626,127
Net assets, ending	$145,214	$190,580

Units sold	28,274	1,097,396
Units redeemed	(72,645)	(4,817,198)
Net increase (decrease)	(44,371)	(3,719,802)
Units outstanding, beginning	119,457	3,839,259
Units outstanding, ending	75,086	119,457

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$11,926,216
Cost of units redeemed/account charges	(13,935,785)
Net investment income (loss)	(315,747)
Net realized gain (loss)	(2,238,393)
Realized gain distributions	4,722,539
Net change in unrealized appreciation (depreciation)	(13,616)
Net assets	$145,214

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.93	75	$145	1.25%	21.2%	12/31/2019	$1.97	0	$0	1.00%	21.5%	12/31/2019	$2.01	0	$0	0.75%	21.8%
12/31/2018	1.60	119	191	1.25%	-7.6%	12/31/2018	1.62	0	0	1.00%	-7.3%	12/31/2018	1.65	0	0	0.75%	-7.1%
12/31/2017	1.73	3,839	6,626	1.25%	17.9%	12/31/2017	1.75	0	0	1.00%	18.2%	12/31/2017	1.77	0	0	0.75%	18.5%
12/31/2016	1.46	3,607	5,282	1.25%	1.3%	12/31/2016	1.48	0	0	1.00%	1.5%	12/31/2016	1.50	0	0	0.75%	1.8%
12/31/2015	1.45	3,203	4,631	1.25%	-5.6%	12/31/2015	1.46	0	0	1.00%	-5.3%	12/31/2015	1.47	0	0	0.75%	-5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.05	0	$0	0.50%	22.1%	12/31/2019	$2.09	0	$0	0.25%	22.4%	12/31/2019	$2.13	0	$0	0.00%	22.7%
12/31/2018	1.68	0	0	0.50%	-6.9%	12/31/2018	1.70	0	0	0.25%	-6.6%	12/31/2018	1.73	0	0	0.00%	-6.4%
12/31/2017	1.80	0	0	0.50%	18.8%	12/31/2017	1.83	0	0	0.25%	19.1%	12/31/2017	1.85	0	0	0.00%	19.4%
12/31/2016	1.52	0	0	0.50%	2.0%	12/31/2016	1.53	0	0	0.25%	2.3%	12/31/2016	1.55	0	0	0.00%	2.5%
12/31/2015	1.49	0	0	0.50%	-4.9%	12/31/2015	1.50	0	0	0.25%	-4.6%	12/31/2015	1.51	0	0	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Bond Fund A Class - 06-834
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,308,311	$7,128,012	752,438
Receivables: investments sold	125,778
Payables: investments purchased	-
Net assets	$7,434,089

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,785,580	4,186,350	$1.14
Band 100	452,035	388,444	1.16
Band 75	-	-	1.18
Band 50	826,329	685,228	1.21
Band 25	-	-	1.23
Band 0	1,370,145	1,096,460	1.25
Total	$7,434,089	6,356,482

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$262,832
Mortality & expense charges	(84,336)
Net investment income (loss)	178,496

Gain (loss) on investments:
Net realized gain (loss)	8,415
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	494,683
Net gain (loss)	503,098

Increase (decrease) in net assets from operations	$681,594

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$178,496	$215,622
Net realized gain (loss)	8,415	(66,439)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	494,683	(373,129)

Increase (decrease) in net assets from operations	681,594	(223,946)

Contract owner transactions:
Proceeds from units sold	1,729,300	2,239,635
Cost of units redeemed	(4,627,907)	(4,231,931)
Account charges	(22,848)	(30,530)
Increase (decrease)	(2,921,455)	(2,022,826)
Net increase (decrease)	(2,239,861)	(2,246,772)
Net assets, beginning	9,673,950	11,920,722
Net assets, ending	$7,434,089	$9,673,950

Units sold	1,905,929	2,079,744
Units redeemed	(4,525,392)	(3,986,462)
Net increase (decrease)	(2,619,463)	(1,906,718)
Units outstanding, beginning	8,975,945	10,882,663
Units outstanding, ending	6,356,482	8,975,945

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$27,303,945
Cost of units redeemed/account charges	(21,147,290)
Net investment income (loss)	1,099,652
Net realized gain (loss)	(53,001)
Realized gain distributions	50,484
Net change in unrealized appreciation (depreciation)	180,299
Net assets	$7,434,089

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	4,186	$4,786	1.25%	7.6%	12/31/2019	$1.16	388	$452	1.00%	7.9%	12/31/2019	$1.18	0	$0	0.75%	8.1%
12/31/2018	1.06	6,643	7,057	1.25%	-2.1%	12/31/2018	1.08	431	465	1.00%	-1.9%	12/31/2018	1.10	0	0	0.75%	-1.6%
12/31/2017	1.09	8,475	9,199	1.25%	2.8%	12/31/2017	1.10	684	752	1.00%	3.1%	12/31/2017	1.11	0	0	0.75%	3.3%
12/31/2016	1.06	9,638	10,175	1.25%	2.9%	12/31/2016	1.07	732	781	1.00%	3.2%	12/31/2016	1.08	0	0	0.75%	3.4%
12/31/2015	1.03	8,326	8,542	1.25%	-1.3%	12/31/2015	1.03	446	461	1.00%	-1.0%	12/31/2015	1.04	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	685	$826	0.50%	8.4%	12/31/2019	$1.23	0	$0	0.25%	8.7%	12/31/2019	$1.25	1,096	$1,370	0.00%	9.0%
12/31/2018	1.11	870	968	0.50%	-1.4%	12/31/2018	1.13	0	0	0.25%	-1.1%	12/31/2018	1.15	1,032	1,184	0.00%	-0.9%
12/31/2017	1.13	833	940	0.50%	3.6%	12/31/2017	1.14	0	0	0.25%	3.8%	12/31/2017	1.16	890	1,030	0.00%	4.1%
12/31/2016	1.09	1,021	1,112	0.50%	3.7%	12/31/2016	1.10	0	0	0.25%	3.9%	12/31/2016	1.11	1,506	1,674	0.00%	4.2%
12/31/2015	1.05	0	0	0.50%	-0.5%	12/31/2015	1.06	0	0	0.25%	-0.3%	12/31/2015	1.07	1,040	1,109	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.1%
2018	3.0%
2017	2.8%
2016	2.8%
2015	2.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Bond Fund Y Class - 06-823
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$56,806,524	$56,171,541	5,922,971
Receivables: investments sold	1,179,366
Payables: investments purchased	-
Net assets	$57,985,890

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$57,985,890	49,739,141	$1.17
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$57,985,890	49,739,141

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,511,274
Mortality & expense charges	(543,182)
Net investment income (loss)	968,092

Gain (loss) on investments:
Net realized gain (loss)	192,369
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,755,805
Net gain (loss)	1,948,174

Increase (decrease) in net assets from operations	$2,916,266

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$968,092	$835,407
Net realized gain (loss)	192,369	(331,605)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,755,805	(1,238,865)

Increase (decrease) in net assets from operations	2,916,266	(735,063)

Contract owner transactions:
Proceeds from units sold	35,243,687	9,601,723
Cost of units redeemed	(15,114,829)	(14,284,924)
Account charges	(105,369)	(73,210)
Increase (decrease)	20,023,489	(4,756,411)
Net increase (decrease)	22,939,755	(5,491,474)
Net assets, beginning	35,046,135	40,537,609
Net assets, ending	$57,985,890	$35,046,135

Units sold	30,688,889	9,147,298
Units redeemed	(13,398,611)	(13,567,700)
Net increase (decrease)	17,290,278	(4,420,402)
Units outstanding, beginning	32,448,863	36,869,265
Units outstanding, ending	49,739,141	32,448,863

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$124,218,956
Cost of units redeemed/account charges	(70,953,393)
Net investment income (loss)	3,937,156
Net realized gain (loss)	20,176
Realized gain distributions	128,012
Net change in unrealized appreciation (depreciation)	634,983
Net assets	$57,985,890

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	49,739	$57,986	1.25%	7.9%	12/31/2019	$1.19	0	$0	1.00%	8.2%	12/31/2019	$1.21	0	$0	0.75%	8.5%
12/31/2018	1.08	32,449	35,046	1.25%	-1.8%	12/31/2018	1.10	0	0	1.00%	-1.5%	12/31/2018	1.11	0	0	0.75%	-1.3%
12/31/2017	1.10	36,869	40,538	1.25%	3.1%	12/31/2017	1.11	0	0	1.00%	3.4%	12/31/2017	1.13	0	0	0.75%	3.6%
12/31/2016	1.07	37,476	39,964	1.25%	3.2%	12/31/2016	1.08	0	0	1.00%	3.5%	12/31/2016	1.09	0	0	0.75%	3.7%
12/31/2015	1.03	25,189	26,030	1.25%	-1.0%	12/31/2015	1.04	0	0	1.00%	-0.8%	12/31/2015	1.05	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.23	0	$0	0.50%	8.8%	12/31/2019	$1.25	0	$0	0.25%	9.0%	12/31/2019	$1.27	0	$0	0.00%	9.3%
12/31/2018	1.13	0	0	0.50%	-1.0%	12/31/2018	1.15	0	0	0.25%	-0.8%	12/31/2018	1.17	0	0	0.00%	-0.5%
12/31/2017	1.14	0	0	0.50%	3.9%	12/31/2017	1.16	0	0	0.25%	4.1%	12/31/2017	1.17	0	0	0.00%	4.4%
12/31/2016	1.10	0	0	0.50%	4.0%	12/31/2016	1.11	0	0	0.25%	4.2%	12/31/2016	1.12	678	761	0.00%	4.5%
12/31/2015	1.06	0	0	0.50%	-0.3%	12/31/2015	1.07	0	0	0.25%	0.0%	12/31/2015	1.07	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.2%
2018	3.5%
2017	3.1%
2016	2.8%
2015	2.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Dynamic Credit Fund A Class - 06-022
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$768	$770	83
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$768

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$768	676	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.21
Band 0	-	-	1.23
Total	$768	676

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$27
Mortality & expense charges	(8)
Net investment income (loss)	19

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	27
Net gain (loss)	27

Increase (decrease) in net assets from operations	$46

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$19	$11
Net realized gain (loss)	-	(2)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	27	(25)

Increase (decrease) in net assets from operations	46	(16)

Contract owner transactions:
Proceeds from units sold	211	255
Cost of units redeemed	-	(310)
Account charges	-	-
Increase (decrease)	211	(55)
Net increase (decrease)	257	(71)
Net assets, beginning	511	582
Net assets, ending	$768	$511

Units sold	190	236
Units redeemed	-	(283)
Net increase (decrease)	190	(47)
Units outstanding, beginning	486	533
Units outstanding, ending	676	486

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,032
Cost of units redeemed/account charges	(310)
Net investment income (loss)	50
Net realized gain (loss)	(2)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(2)
Net assets	$768

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	1	$1	1.25%	8.0%	12/31/2019	$1.15	0	$0	1.00%	8.2%	12/31/2019	$1.17	0	$0	0.75%	8.5%
12/31/2018	1.05	0	1	1.25%	-3.6%	12/31/2018	1.07	0	0	1.00%	-3.4%	12/31/2018	1.08	0	0	0.75%	-3.1%
12/31/2017	1.09	1	1	1.25%	3.9%	12/31/2017	1.10	0	0	1.00%	4.2%	12/31/2017	1.12	0	0	0.75%	4.4%
12/31/2016	1.05	0	0	1.25%	9.8%	12/31/2016	1.06	0	0	1.00%	10.0%	12/31/2016	1.07	0	0	0.75%	10.3%
12/31/2015	0.96	0	0	1.25%	-3.3%	12/31/2015	0.96	0	0	1.00%	-3.0%	12/31/2015	0.97	0	0	0.75%	-2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	0.50%	8.8%	12/31/2019	$1.21	0	$0	0.25%	9.1%	12/31/2019	$1.23	0	$0	0.00%	9.3%
12/31/2018	1.10	0	0	0.50%	-2.9%	12/31/2018	1.11	0	0	0.25%	-2.6%	12/31/2018	1.13	0	0	0.00%	-2.4%
12/31/2017	1.13	0	0	0.50%	4.7%	12/31/2017	1.14	0	0	0.25%	5.0%	12/31/2017	1.16	0	0	0.00%	5.2%
12/31/2016	1.08	0	0	0.50%	10.6%	12/31/2016	1.09	0	0	0.25%	10.9%	12/31/2016	1.10	0	0	0.00%	11.1%
12/31/2015	0.98	0	0	0.50%	-2.5%	12/31/2015	0.98	0	0	0.25%	-2.3%	12/31/2015	0.99	0	0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.2%
2018	2.9%
2017	4.5%
2016	3.2%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Dynamic Credit Fund Y Class - 06-021 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	1.25%	8.4%	12/31/2019	$1.18	0	$0	1.00%	8.7%	12/31/2019	$1.20	0	$0	0.75%	9.0%
12/31/2018	1.07	0	0	1.25%	-3.3%	12/31/2018	1.08	0	0	1.00%	-3.1%	12/31/2018	1.10	0	0	0.75%	-2.8%
12/31/2017	1.11	0	0	1.25%	4.2%	12/31/2017	1.12	0	0	1.00%	4.5%	12/31/2017	1.13	0	0	0.75%	4.7%
12/31/2016	1.06	0	0	1.25%	10.0%	12/31/2016	1.07	0	0	1.00%	10.3%	12/31/2016	1.08	0	0	0.75%	10.5%
12/31/2015	0.96	0	0	1.25%	-2.8%	12/31/2015	0.97	0	0	1.00%	-2.6%	12/31/2015	0.98	0	0	0.75%	-2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	0	$0	0.50%	9.2%	12/31/2019	$1.24	0	$0	0.25%	9.5%	12/31/2019	$1.26	0	$0	0.00%	9.8%
12/31/2018	1.11	0	0	0.50%	-2.6%	12/31/2018	1.13	0	0	0.25%	-2.3%	12/31/2018	1.15	0	0	0.00%	-2.1%
12/31/2017	1.14	0	0	0.50%	5.0%	12/31/2017	1.16	0	0	0.25%	5.3%	12/31/2017	1.17	0	0	0.00%	5.5%
12/31/2016	1.09	0	0	0.50%	10.8%	12/31/2016	1.10	0	0	0.25%	11.1%	12/31/2016	1.11	0	0	0.00%	11.4%
12/31/2015	0.98	0	0	0.50%	-2.1%	12/31/2015	0.99	0	0	0.25%	-1.8%	12/31/2015	1.00	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Equity Income Fund A Class - 06-327
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,534,097	$4,166,603	123,809
Receivables: investments sold	-
Payables: investments purchased	(5,135)
Net assets	$4,528,962

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,815,133	1,352,023	$2.08
Band 100	416,143	193,885	2.15
Band 75	-	-	2.21
Band 50	1,279,517	561,062	2.28
Band 25	-	-	2.35
Band 0	18,169	7,498	2.42
Total	$4,528,962	2,114,468

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$81,192
Mortality & expense charges	(44,240)
Net investment income (loss)	36,952

Gain (loss) on investments:
Net realized gain (loss)	16,397
Realized gain distributions	102,078
Net change in unrealized appreciation (depreciation)	806,682
Net gain (loss)	925,157

Increase (decrease) in net assets from operations	$962,109

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$36,952	$57,147
Net realized gain (loss)	16,397	109,722
Realized gain distributions	102,078	216,459
Net change in unrealized appreciation (depreciation)	806,682	(850,160)

Increase (decrease) in net assets from operations	962,109	(466,832)

Contract owner transactions:
Proceeds from units sold	359,908	353,464
Cost of units redeemed	(1,092,273)	(1,673,965)
Account charges	(1,087)	(1,841)
Increase (decrease)	(733,452)	(1,322,342)
Net increase (decrease)	228,657	(1,789,174)
Net assets, beginning	4,300,305	6,089,479
Net assets, ending	$4,528,962	$4,300,305

Units sold	267,279	189,121
Units redeemed	(640,514)	(898,150)
Net increase (decrease)	(373,235)	(709,029)
Units outstanding, beginning	2,487,703	3,196,732
Units outstanding, ending	2,114,468	2,487,703

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00
Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$10,127,510
Cost of units redeemed/account charges	(7,142,033)
Net investment income (loss)	168,289
Net realized gain (loss)	164,070
Realized gain distributions	843,632
Net change in unrealized appreciation (depreciation)	367,494
Net assets	$4,528,962

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.08	1,352	$2,815	1.25%	23.9%	12/31/2019	$2.15	194	$416	1.00%	24.2%	12/31/2019	$2.21	0	$0	0.75%	24.5%
12/31/2018	1.68	1,529	2,571	1.25%	-10.0%	12/31/2018	1.73	216	374	1.00%	-9.8%	12/31/2018	1.78	0	0	0.75%	-9.6%
12/31/2017	1.87	2,185	4,082	1.25%	13.5%	12/31/2017	1.92	319	612	1.00%	13.8%	12/31/2017	1.97	0	0	0.75%	14.1%
12/31/2016	1.65	2,202	3,624	1.25%	17.7%	12/31/2016	1.68	370	623	1.00%	18.0%	12/31/2016	1.72	0	0	0.75%	18.3%
12/31/2015	1.40	866	1,212	1.25%	-1.0%	12/31/2015	1.43	0	0	1.00%	-0.7%	12/31/2015	1.46	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.28	561	$1,280	0.50%	24.8%	12/31/2019	$2.35	0	$0	0.25%	25.1%	12/31/2019	$2.42	7	$18	0.00%	25.4%
12/31/2018	1.83	740	1,351	0.50%	-9.4%	12/31/2018	1.88	0	0	0.25%	-9.1%	12/31/2018	1.93	2	4	0.00%	-8.9%
12/31/2017	2.02	693	1,396	0.50%	14.4%	12/31/2017	2.07	0	0	0.25%	14.7%	12/31/2017	2.12	0	0	0.00%	15.0%
12/31/2016	1.76	720	1,269	0.50%	18.6%	12/31/2016	1.80	0	0	0.25%	18.9%	12/31/2016	1.84	0	0	0.00%	19.2%
12/31/2015	1.49	0	0	0.50%	-0.2%	12/31/2015	1.52	0	0	0.25%	0.0%	12/31/2015	1.55	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.8%
2018	2.2%
2017	1.5%
2016	0.9%
2015	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Equity Income Fund Y Class - 06-828
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,262,756	$34,097,103	1,004,706
Receivables: investments sold	-
Payables: investments purchased	(18,294)
Net assets	$37,244,462

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,105,154	14,750,941	$2.24
Band 100	-	-	2.28
Band 75	-	-	2.33
Band 50	-	-	2.37
Band 25	-	-	2.41
Band 0	4,139,308	1,687,268	2.45
Total	$37,244,462	16,438,209

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$735,755
Mortality & expense charges	(407,441)
Net investment income (loss)	328,314

Gain (loss) on investments:
Net realized gain (loss)	184,329
Realized gain distributions	816,180
Net change in unrealized appreciation (depreciation)	6,512,529
Net gain (loss)	7,513,038

Increase (decrease) in net assets from operations	$7,841,352

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$328,314	$507,610
Net realized gain (loss)	184,329	388,905
Realized gain distributions	816,180	1,651,889
Net change in unrealized appreciation (depreciation)	6,512,529	(6,213,063)

Increase (decrease) in net assets from operations	7,841,352	(3,664,659)

Contract owner transactions:
Proceeds from units sold	1,651,776	2,948,505
Cost of units redeemed	(5,786,466)	(6,730,730)
Account charges	(12,845)	(13,099)
Increase (decrease)	(4,147,535)	(3,795,324)
Net increase (decrease)	3,693,817	(7,459,983)
Net assets, beginning	33,550,645	41,010,628
Net assets, ending	$37,244,462	$33,550,645

Units sold	828,529	1,835,064
Units redeemed	(2,813,011)	(3,754,437)
Net increase (decrease)	(1,984,482)	(1,919,373)
Units outstanding, beginning	18,422,691	20,342,064
Units outstanding, ending	16,438,209	18,422,691

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$52,408,999
Cost of units redeemed/account charges	(24,984,081)
Net investment income (loss)	1,230,305
Net realized gain (loss)	907,697
Realized gain distributions	4,515,889
Net change in unrealized appreciation (depreciation)	3,165,653
Net assets	$37,244,462

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.24	14,751	$33,105	1.25%	24.2%	12/31/2019	$2.28	0	$0	1.00%	24.5%	12/31/2019	$2.33	0	$0	0.75%	24.8%
12/31/2018	1.81	16,648	30,088	1.25%	-9.8%	12/31/2018	1.84	0	0	1.00%	-9.6%	12/31/2018	1.86	0	0	0.75%	-9.3%
12/31/2017	2.00	18,425	36,916	1.25%	13.8%	12/31/2017	2.03	0	0	1.00%	14.1%	12/31/2017	2.06	0	0	0.75%	14.4%
12/31/2016	1.76	22,769	40,092	1.25%	18.0%	12/31/2016	1.78	0	0	1.00%	18.3%	12/31/2016	1.80	0	0	0.75%	18.6%
12/31/2015	1.49	732	1,093	1.25%	-0.7%	12/31/2015	1.50	0	0	1.00%	-0.5%	12/31/2015	1.52	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.37	0	$0	0.50%	25.1%	12/31/2019	$2.41	0	$0	0.25%	25.4%	12/31/2019	$2.45	1,687	$4,139	0.00%	25.7%
12/31/2018	1.89	0	0	0.50%	-9.1%	12/31/2018	1.92	0	0	0.25%	-8.9%	12/31/2018	1.95	1,775	3,463	0.00%	-8.7%
12/31/2017	2.08	0	0	0.50%	14.6%	12/31/2017	2.11	0	0	0.25%	14.9%	12/31/2017	2.14	1,917	4,095	0.00%	15.2%
12/31/2016	1.82	0	0	0.50%	18.9%	12/31/2016	1.83	0	0	0.25%	19.2%	12/31/2016	1.85	2,016	3,737	0.00%	19.5%
12/31/2015	1.53	0	0	0.50%	0.0%	12/31/2015	1.54	0	0	0.25%	0.3%	12/31/2015	1.55	0	0	0.00%	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.1%
2018	2.5%
2017	1.6%
2016	1.0%
2015	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Fund A Class - 06-833
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$286,013	$306,146	9,665
Receivables: investments sold	-
Payables: investments purchased	(119)
Net assets	$285,894

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$244,106	100,625	$2.43
Band 100	41,788	16,922	2.47
Band 75	-	-	2.51
Band 50	-	-	2.56
Band 25	-	-	2.61
Band 0	-	-	2.65
Total	$285,894	117,547

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,223
Mortality & expense charges	(3,180)
Net investment income (loss)	(957)

Gain (loss) on investments:
Net realized gain (loss)	(9,690)
Realized gain distributions	22,621
Net change in unrealized appreciation (depreciation)	54,735
Net gain (loss)	67,666

Increase (decrease) in net assets from operations	$66,709

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(957)	$(630)
Net realized gain (loss)	(9,690)	(8,868)
Realized gain distributions	22,621	31,325
Net change in unrealized appreciation (depreciation)	54,735	(29,801)

Increase (decrease) in net assets from operations	66,709	(7,974)

Contract owner transactions:
Proceeds from units sold	9,956	36,536
Cost of units redeemed	(40,482)	(55,021)
Account charges	(51)	(48)
Increase (decrease)	(30,577)	(18,533)
Net increase (decrease)	36,132	(26,507)
Net assets, beginning	249,762	276,269
Net assets, ending	$285,894	$249,762

Units sold	4,526	18,167
Units redeemed	(19,920)	(27,838)
Net increase (decrease)	(15,394)	(9,671)
Units outstanding, beginning	132,941	142,612
Units outstanding, ending	117,547	132,941

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$359,857
Cost of units redeemed/account charges	(199,109)
Net investment income (loss)	(2,292)
Net realized gain (loss)	(33,077)
Realized gain distributions	180,648
Net change in unrealized appreciation (depreciation)	(20,133)
Net assets	$285,894

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.43	101	$244	1.25%	29.4%	12/31/2019	$2.47	17	$42	1.00%	29.7%	12/31/2019	$2.51	0	$0	0.75%	30.0%
12/31/2018	1.88	116	218	1.25%	-3.0%	12/31/2018	1.90	17	32	1.00%	-2.7%	12/31/2018	1.93	0	0	0.75%	-2.5%
12/31/2017	1.93	116	223	1.25%	20.0%	12/31/2017	1.96	27	53	1.00%	20.3%	12/31/2017	1.98	0	0	0.75%	20.6%
12/31/2016	1.61	126	202	1.25%	8.2%	12/31/2016	1.63	38	62	1.00%	8.5%	12/31/2016	1.64	0	0	0.75%	8.8%
12/31/2015	1.49	137	205	1.25%	-1.7%	12/31/2015	1.50	60	90	1.00%	-1.4%	12/31/2015	1.51	0	0	0.75%	-1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.56	0	$0	0.50%	30.3%	12/31/2019	$2.61	0	$0	0.25%	30.7%	12/31/2019	$2.65	0	$0	0.00%	31.0%
12/31/2018	1.96	0	0	0.50%	-2.2%	12/31/2018	1.99	0	0	0.25%	-2.0%	12/31/2018	2.02	0	0	0.00%	-1.7%
12/31/2017	2.01	0	0	0.50%	20.9%	12/31/2017	2.03	0	0	0.25%	21.2%	12/31/2017	2.06	0	0	0.00%	21.5%
12/31/2016	1.66	0	0	0.50%	9.1%	12/31/2016	1.68	0	0	0.25%	9.3%	12/31/2016	1.70	0	0	0.00%	9.6%
12/31/2015	1.52	0	0	0.50%	-0.9%	12/31/2015	1.53	0	0	0.25%	-0.7%	12/31/2015	1.55	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.8%
2018	1.0%
2017	1.0%
2016	1.0%
2015	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Fund VCT Portfolio I Class - 06-590
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,427,951	$1,655,373	95,507
Receivables: investments sold	-
Payables: investments purchased	(107)
Net assets	$1,427,844

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,427,844	440,159	$3.24
Band 100	-	-	3.38
Band 75	-	-	3.52
Band 50	-	-	3.66
Band 25	-	-	3.82
Band 0	-	-	4.32
Total	$1,427,844	440,159

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$13,340
Mortality & expense charges	(16,315)
Net investment income (loss)	(2,975)

Gain (loss) on investments:
Net realized gain (loss)	(36,780)
Realized gain distributions	199,615
Net change in unrealized appreciation (depreciation)	175,257
Net gain (loss)	338,092

Increase (decrease) in net assets from operations	$335,117

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,975)	$(1,696)
Net realized gain (loss)	(36,780)	(29,001)
Realized gain distributions	199,615	301,840
Net change in unrealized appreciation (depreciation)	175,257	(293,979)

Increase (decrease) in net assets from operations	335,117	(22,836)

Contract owner transactions:
Proceeds from units sold	69,085	38,771
Cost of units redeemed	(124,718)	(231,343)
Account charges	(204)	(131)
Increase (decrease)	(55,837)	(192,703)
Net increase (decrease)	279,280	(215,539)
Net assets, beginning	1,148,564	1,364,103
Net assets, ending	$1,427,844	$1,148,564

Units sold	23,304	14,589
Units redeemed	(42,370)	(85,824)
Net increase (decrease)	(19,066)	(71,235)
Units outstanding, beginning	459,225	530,460
Units outstanding, ending	440,159	459,225

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$20,751,771
Cost of units redeemed/account charges	(20,843,610)
Net investment income (loss)	367,657
Net realized gain (loss)	(581,501)
Realized gain distributions	1,960,949
Net change in unrealized appreciation (depreciation)	(227,422)
Net assets	$1,427,844

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.24	440	$1,428	1.25%	29.7%	12/31/2019	$3.38	0	$0	1.00%	30.0%	12/31/2019	$3.52	0	$0	0.75%	30.4%
12/31/2018	2.50	459	1,149	1.25%	-2.7%	12/31/2018	2.60	0	0	1.00%	-2.5%	12/31/2018	2.70	0	0	0.75%	-2.2%
12/31/2017	2.57	530	1,364	1.25%	20.2%	12/31/2017	2.66	0	0	1.00%	20.5%	12/31/2017	2.76	0	0	0.75%	20.8%
12/31/2016	2.14	570	1,219	1.25%	8.5%	12/31/2016	2.21	0	0	1.00%	8.7%	12/31/2016	2.29	0	0	0.75%	9.0%
12/31/2015	1.97	676	1,333	1.25%	-1.3%	12/31/2015	2.03	0	0	1.00%	-1.1%	12/31/2015	2.10	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.66	0	$0	0.50%	30.7%	12/31/2019	$3.82	0	$0	0.25%	31.0%	12/31/2019	$4.32	0	$0	0.00%	31.3%
12/31/2018	2.80	0	0	0.50%	-2.0%	12/31/2018	2.91	0	0	0.25%	-1.8%	12/31/2018	3.29	0	0	0.00%	-1.5%
12/31/2017	2.86	0	0	0.50%	21.1%	12/31/2017	2.97	0	0	0.25%	21.4%	12/31/2017	3.34	0	0	0.00%	21.7%
12/31/2016	2.36	0	0	0.50%	9.3%	12/31/2016	2.44	0	0	0.25%	9.5%	12/31/2016	2.74	0	0	0.00%	9.8%
12/31/2015	2.16	0	0	0.50%	-0.6%	12/31/2015	2.23	0	0	0.25%	-0.3%	12/31/2015	2.50	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.0%
2018	1.1%
2017	1.2%
2016	1.3%
2015	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Fundamental Growth Fund A Class - 06-628
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$651,015	$531,622	24,280
Receivables: investments sold	184
Payables: investments purchased	-
Net assets	$651,199

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$635,780	242,038	$2.63
Band 100	-	-	2.68
Band 75	-	-	2.73
Band 50	-	-	2.78
Band 25	-	-	2.83
Band 0	15,419	5,338	2.89
Total	$651,199	247,376

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$230
Mortality & expense charges	(10,693)
Net investment income (loss)	(10,463)

Gain (loss) on investments:
Net realized gain (loss)	280,088
Realized gain distributions	33,431
Net change in unrealized appreciation (depreciation)	79,019
Net gain (loss)	392,538

Increase (decrease) in net assets from operations	$382,075

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,463)	$(28,397)
Net realized gain (loss)	280,088	217,865
Realized gain distributions	33,431	139,767
Net change in unrealized appreciation (depreciation)	79,019	(330,684)

Increase (decrease) in net assets from operations	382,075	(1,449)

Contract owner transactions:
Proceeds from units sold	178,731	534,326
Cost of units redeemed	(1,682,105)	(2,101,731)
Account charges	(866)	(3,006)
Increase (decrease)	(1,504,240)	(1,570,411)
Net increase (decrease)	(1,122,165)	(1,571,860)
Net assets, beginning	1,773,364	3,345,224
Net assets, ending	$651,199	$1,773,364

Units sold	77,411	250,592
Units redeemed	(706,553)	(1,011,114)
Net increase (decrease)	(629,142)	(760,522)
Units outstanding, beginning	876,518	1,637,040
Units outstanding, ending	247,376	876,518

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$8,721,427
Cost of units redeemed/account charges	(9,978,951)
Net investment income (loss)	(123,883)
Net realized gain (loss)	1,297,278
Realized gain distributions	615,935
Net change in unrealized appreciation (depreciation)	119,393
Net assets	$651,199

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.63	242	$636	1.25%	32.2%	12/31/2019	$2.68	0	$0	1.00%	32.5%	12/31/2019	$2.73	0	$0	0.75%	32.8%
12/31/2018	1.99	692	1,376	1.25%	-1.9%	12/31/2018	2.02	0	0	1.00%	-1.6%	12/31/2018	2.05	0	0	0.75%	-1.4%
12/31/2017	2.02	1,431	2,897	1.25%	21.1%	12/31/2017	2.05	0	0	1.00%	21.4%	12/31/2017	2.08	0	0	0.75%	21.7%
12/31/2016	1.67	2,162	3,615	1.25%	2.3%	12/31/2016	1.69	0	0	1.00%	2.6%	12/31/2016	1.71	0	0	0.75%	2.8%
12/31/2015	1.63	1,079	1,763	1.25%	5.1%	12/31/2015	1.65	0	0	1.00%	5.3%	12/31/2015	1.66	0	0	0.75%	5.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.78	0	$0	0.50%	33.2%	12/31/2019	$2.83	0	$0	0.25%	33.5%	12/31/2019	$2.89	5	$15	0.00%	33.8%
12/31/2018	2.09	0	0	0.50%	-1.1%	12/31/2018	2.12	0	0	0.25%	-0.9%	12/31/2018	2.16	184	398	0.00%	-0.6%
12/31/2017	2.11	0	0	0.50%	22.0%	12/31/2017	2.14	0	0	0.25%	22.3%	12/31/2017	2.17	206	448	0.00%	22.6%
12/31/2016	1.73	0	0	0.50%	3.1%	12/31/2016	1.75	0	0	0.25%	3.3%	12/31/2016	1.77	270	478	0.00%	3.6%
12/31/2015	1.68	0	0	0.50%	5.9%	12/31/2015	1.69	0	0	0.25%	6.1%	12/31/2015	1.71	777	1,328	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.2%
2017	0.2%
2016	0.3%
2015	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Fundamental Growth Fund Y Class - 06-626
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,710,599	$7,620,280	356,088
Receivables: investments sold	-
Payables: investments purchased	(78,406)
Net assets	$9,632,193

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,846,062	2,919,734	$2.69
Band 100	-	-	2.74
Band 75	-	-	2.79
Band 50	-	-	2.84
Band 25	-	-	2.90
Band 0	1,786,131	604,426	2.96
Total	$9,632,193	3,524,160

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$34,859
Mortality & expense charges	(138,571)
Net investment income (loss)	(103,712)

Gain (loss) on investments:
Net realized gain (loss)	1,448,932
Realized gain distributions	712,421
Net change in unrealized appreciation (depreciation)	1,511,263
Net gain (loss)	3,672,616

Increase (decrease) in net assets from operations	$3,568,904

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(103,712)	$(89,689)
Net realized gain (loss)	1,448,932	740,878
Realized gain distributions	712,421	656,562
Net change in unrealized appreciation (depreciation)	1,511,263	(1,328,021)

Increase (decrease) in net assets from operations	3,568,904	(20,270)

Contract owner transactions:
Proceeds from units sold	1,245,648	1,773,520
Cost of units redeemed	(7,239,945)	(4,953,147)
Account charges	(1,676)	(1,571)
Increase (decrease)	(5,995,973)	(3,181,198)
Net increase (decrease)	(2,427,069)	(3,201,468)
Net assets, beginning	12,059,262	15,260,730
Net assets, ending	$9,632,193	$12,059,262

Units sold	535,430	817,818
Units redeemed	(2,906,459)	(2,295,634)
Net increase (decrease)	(2,371,029)	(1,477,816)
Units outstanding, beginning	5,895,189	7,373,005
Units outstanding, ending	3,524,160	5,895,189

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$25,052,533
Cost of units redeemed/account charges	(22,814,455)
Net investment income (loss)	(365,536)
Net realized gain (loss)	3,043,013
Realized gain distributions	2,626,319
Net change in unrealized appreciation (depreciation)	2,090,319
Net assets	$9,632,193

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.69	2,920	$7,846	1.25%	32.6%	12/31/2019	$2.74	0	$0	1.00%	32.9%	12/31/2019	$2.79	0	$0	0.75%	33.3%
12/31/2018	2.03	5,252	10,644	1.25%	-1.6%	12/31/2018	2.06	0	0	1.00%	-1.3%	12/31/2018	2.09	0	0	0.75%	-1.1%
12/31/2017	2.06	6,823	14,047	1.25%	21.5%	12/31/2017	2.09	0	0	1.00%	21.8%	12/31/2017	2.12	0	0	0.75%	22.1%
12/31/2016	1.69	8,364	14,172	1.25%	2.7%	12/31/2016	1.71	0	0	1.00%	3.0%	12/31/2016	1.73	0	0	0.75%	3.2%
12/31/2015	1.65	3,949	6,515	1.25%	5.4%	12/31/2015	1.66	0	0	1.00%	5.6%	12/31/2015	1.68	0	0	0.75%	5.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.84	0	$0	0.50%	33.6%	12/31/2019	$2.90	0	$0	0.25%	33.9%	12/31/2019	$2.96	604	$1,786	0.00%	34.3%
12/31/2018	2.13	0	0	0.50%	-0.8%	12/31/2018	2.16	0	0	0.25%	-0.6%	12/31/2018	2.20	643	1,415	0.00%	-0.3%
12/31/2017	2.15	0	0	0.50%	22.4%	12/31/2017	2.18	0	0	0.25%	22.7%	12/31/2017	2.21	550	1,214	0.00%	23.0%
12/31/2016	1.75	0	0	0.50%	3.5%	12/31/2016	1.77	0	0	0.25%	3.7%	12/31/2016	1.79	443	795	0.00%	4.0%
12/31/2015	1.70	0	0	0.50%	6.2%	12/31/2015	1.71	0	0	0.25%	6.4%	12/31/2015	1.73	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.3%
2018	0.6%
2017	0.5%
2016	0.8%
2015	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer High Yield Fund A Class - 06-837
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$574,095	$555,852	58,957
Receivables: investments sold	155
Payables: investments purchased	-
Net assets	$574,250

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$371,905	270,980	$1.37
Band 100	97,884	70,061	1.40
Band 75	-	-	1.42
Band 50	104,461	72,152	1.45
Band 25	-	-	1.47
Band 0	-	-	1.50
Total	$574,250	413,193

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$28,381
Mortality & expense charges	(6,015)
Net investment income (loss)	22,366

Gain (loss) on investments:
Net realized gain (loss)	161
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	44,685
Net gain (loss)	44,846

Increase (decrease) in net assets from operations	$67,212

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$22,366	$22,581
Net realized gain (loss)	161	1,165
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	44,685	(47,576)

Increase (decrease) in net assets from operations	67,212	(23,830)

Contract owner transactions:
Proceeds from units sold	27,832	59,625
Cost of units redeemed	(55,470)	(59,219)
Account charges	(192)	(178)
Increase (decrease)	(27,830)	228
Net increase (decrease)	39,382	(23,602)
Net assets, beginning	534,868	558,470
Net assets, ending	$574,250	$534,868

Units sold	47,256	48,559
Units redeemed	(68,750)	(48,016)
Net increase (decrease)	(21,494)	543
Units outstanding, beginning	434,687	434,144
Units outstanding, ending	413,193	434,687

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,761,125
Cost of units redeemed/account charges	(1,346,874)
Net investment income (loss)	128,711
Net realized gain (loss)	(18,700)
Realized gain distributions	31,745
Net change in unrealized appreciation (depreciation)	18,243
Net assets	$574,250

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	271	$372	1.25%	12.7%	12/31/2019	$1.40	70	$98	1.00%	13.0%	12/31/2019	$1.42	0	$0	0.75%	13.3%
12/31/2018	1.22	290	354	1.25%	-4.3%	12/31/2018	1.24	72	89	1.00%	-4.1%	12/31/2018	1.26	0	0	0.75%	-3.9%
12/31/2017	1.27	268	342	1.25%	6.2%	12/31/2017	1.29	76	98	1.00%	6.4%	12/31/2017	1.31	0	0	0.75%	6.7%
12/31/2016	1.20	351	421	1.25%	12.8%	12/31/2016	1.21	125	151	1.00%	13.0%	12/31/2016	1.22	0	0	0.75%	13.3%
12/31/2015	1.06	444	472	1.25%	-6.1%	12/31/2015	1.07	228	244	1.00%	-5.8%	12/31/2015	1.08	0	0	0.75%	-5.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.45	72	$104	0.50%	13.5%	12/31/2019	$1.47	0	$0	0.25%	13.8%	12/31/2019	$1.50	0	$0	0.00%	14.1%
12/31/2018	1.28	72	92	0.50%	-3.6%	12/31/2018	1.29	0	0	0.25%	-3.4%	12/31/2018	1.31	0	0	0.00%	-3.1%
12/31/2017	1.32	90	119	0.50%	7.0%	12/31/2017	1.34	0	0	0.25%	7.2%	12/31/2017	1.36	0	0	0.00%	7.5%
12/31/2016	1.24	107	132	0.50%	13.6%	12/31/2016	1.25	0	0	0.25%	13.9%	12/31/2016	1.26	0	0	0.00%	14.2%
12/31/2015	1.09	89	96	0.50%	-5.4%	12/31/2015	1.10	0	0	0.25%	-5.1%	12/31/2015	1.11	0	0	0.00%	-4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.1%
2018	5.3%
2017	4.9%
2016	5.0%
2015	3.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer High Yield Fund Y Class - 06-829
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,286	$7,105	751
Receivables: investments sold	40
Payables: investments purchased	-
Net assets	$7,326

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,326	5,222	$1.40
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.48
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$7,326	5,222

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,533
Mortality & expense charges	(635)
Net investment income (loss)	1,898

Gain (loss) on investments:
Net realized gain (loss)	(454)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,116
Net gain (loss)	3,662

Increase (decrease) in net assets from operations	$5,560

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,898	$2,925
Net realized gain (loss)	(454)	(239)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	4,116	(5,818)

Increase (decrease) in net assets from operations	5,560	(3,132)

Contract owner transactions:
Proceeds from units sold	16,325	18,333
Cost of units redeemed	(84,555)	(11,317)
Account charges	(7)	(39)
Increase (decrease)	(68,237)	6,977
Net increase (decrease)	(62,677)	3,845
Net assets, beginning	70,003	66,158
Net assets, ending	$7,326	$70,003

Units sold	12,337	14,493
Units redeemed	(63,503)	(9,235)
Net increase (decrease)	(51,166)	5,258
Units outstanding, beginning	56,388	51,130
Units outstanding, ending	5,222	56,388

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$97,944
Cost of units redeemed/account charges	(98,888)
Net investment income (loss)	8,434
Net realized gain (loss)	(630)
Realized gain distributions	285
Net change in unrealized appreciation (depreciation)	181
Net assets	$7,326

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.40	5	$7	1.25%	13.0%	12/31/2019	$1.43	0	$0	1.00%	13.3%	12/31/2019	$1.45	0	$0	0.75%	13.6%
12/31/2018	1.24	56	70	1.25%	-4.1%	12/31/2018	1.26	0	0	1.00%	-3.8%	12/31/2018	1.28	0	0	0.75%	-3.6%
12/31/2017	1.29	51	66	1.25%	6.5%	12/31/2017	1.31	0	0	1.00%	6.7%	12/31/2017	1.33	0	0	0.75%	7.0%
12/31/2016	1.22	38	46	1.25%	13.1%	12/31/2016	1.23	0	0	1.00%	13.4%	12/31/2016	1.24	0	0	0.75%	13.7%
12/31/2015	1.07	9	10	1.25%	-5.8%	12/31/2015	1.08	0	0	1.00%	-5.6%	12/31/2015	1.09	0	0	0.75%	-5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.48	0	$0	0.50%	13.9%	12/31/2019	$1.51	0	$0	0.25%	14.1%	12/31/2019	$1.53	0	$0	0.00%	14.4%
12/31/2018	1.30	0	0	0.50%	-3.3%	12/31/2018	1.32	0	0	0.25%	-3.1%	12/31/2018	1.34	0	0	0.00%	-2.8%
12/31/2017	1.34	0	0	0.50%	7.3%	12/31/2017	1.36	0	0	0.25%	7.5%	12/31/2017	1.38	0	0	0.00%	7.8%
12/31/2016	1.25	0	0	0.50%	13.9%	12/31/2016	1.27	0	0	0.25%	14.2%	12/31/2016	1.28	0	0	0.00%	14.5%
12/31/2015	1.10	0	0	0.50%	-5.1%	12/31/2015	1.11	0	0	0.25%	-4.9%	12/31/2015	1.12	0	0	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	6.6%
2018	5.6%
2017	4.9%
2016	5.4%
2015	5.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Mid Cap Value Fund A Class - 06-838
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$774,725	$793,676	33,422
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$774,725

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$418,231	221,322	$1.89
Band 100	33,144	17,230	1.92
Band 75	-	-	1.96
Band 50	-	-	1.99
Band 25	-	-	2.03
Band 0	323,350	156,533	2.07
Total	$774,725	395,085

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$5,775
Mortality & expense charges	(4,939)
Net investment income (loss)	836

Gain (loss) on investments:
Net realized gain (loss)	(6,693)
Realized gain distributions	2,489
Net change in unrealized appreciation (depreciation)	162,915
Net gain (loss)	158,711

Increase (decrease) in net assets from operations	$159,547

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$836	$1,052
Net realized gain (loss)	(6,693)	241
Realized gain distributions	2,489	58,160
Net change in unrealized appreciation (depreciation)	162,915	(193,968)

Increase (decrease) in net assets from operations	159,547	(134,515)

Contract owner transactions:
Proceeds from units sold	78,192	391,504
Cost of units redeemed	(39,881)	(33,904)
Account charges	(36)	(322)
Increase (decrease)	38,275	357,278
Net increase (decrease)	197,822	222,763
Net assets, beginning	576,903	354,140
Net assets, ending	$774,725	$576,903

Units sold	51,479	204,310
Units redeemed	(30,037)	(18,650)
Net increase (decrease)	21,442	185,660
Units outstanding, beginning	373,643	187,983
Units outstanding, ending	395,085	373,643

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$992,729
Cost of units redeemed/account charges	(319,519)
Net investment income (loss)	(2,615)
Net realized gain (loss)	(7,158)
Realized gain distributions	130,239
Net change in unrealized appreciation (depreciation)	(18,951)
Net assets	$774,725

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.89	221	$418	1.25%	26.4%	12/31/2019	$1.92	17	$33	1.00%	26.8%	12/31/2019	$1.96	0	$0	0.75%	27.1%
12/31/2018	1.49	201	300	1.25%	-20.5%	12/31/2018	1.52	22	33	1.00%	-20.3%	12/31/2018	1.54	0	0	0.75%	-20.1%
12/31/2017	1.88	159	299	1.25%	11.5%	12/31/2017	1.90	29	56	1.00%	11.7%	12/31/2017	1.93	0	0	0.75%	12.0%
12/31/2016	1.69	149	252	1.25%	14.7%	12/31/2016	1.70	95	162	1.00%	14.9%	12/31/2016	1.72	0	0	0.75%	15.2%
12/31/2015	1.47	120	176	1.25%	-7.6%	12/31/2015	1.48	27	41	1.00%	-7.4%	12/31/2015	1.49	0	0	0.75%	-7.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.99	0	$0	0.50%	27.4%	12/31/2019	$2.03	0	$0	0.25%	27.7%	12/31/2019	$2.07	157	$323	0.00%	28.0%
12/31/2018	1.56	0	0	0.50%	-19.9%	12/31/2018	1.59	0	0	0.25%	-19.7%	12/31/2018	1.61	152	244	0.00%	-19.5%
12/31/2017	1.95	0	0	0.50%	12.3%	12/31/2017	1.98	0	0	0.25%	12.6%	12/31/2017	2.00	0	0	0.00%	12.9%
12/31/2016	1.74	0	0	0.50%	15.5%	12/31/2016	1.76	0	0	0.25%	15.8%	12/31/2016	1.78	0	0	0.00%	16.1%
12/31/2015	1.51	0	0	0.50%	-6.9%	12/31/2015	1.52	0	0	0.25%	-6.7%	12/31/2015	1.53	0	0	0.00%	-6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	1.2%
2017	0.3%
2016	0.6%
2015	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Mid Cap Value Fund Y Class - 06-831
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.93
Band 100	-	-	1.96
Band 75	-	-	2.00
Band 50	-	-	2.03
Band 25	-	-	2.07
Band 0	-	-	2.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(103)
Net investment income (loss)	(103)

Gain (loss) on investments:
Net realized gain (loss)	(13,305)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	23,224
Net gain (loss)	9,919

Increase (decrease) in net assets from operations	$9,816

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(103)	$(630)
Net realized gain (loss)	(13,305)	2,419
Realized gain distributions	-	7,811
Net change in unrealized appreciation (depreciation)	23,224	(34,531)

Increase (decrease) in net assets from operations	9,816	(24,931)

Contract owner transactions:
Proceeds from units sold	4,508	31,925
Cost of units redeemed	(101,154)	(91,765)
Account charges	-	(2)
Increase (decrease)	(96,646)	(59,842)
Net increase (decrease)	(86,830)	(84,773)
Net assets, beginning	86,830	171,603
Net assets, ending	$-	$86,830

Units sold	2,791	17,648
Units redeemed	(59,848)	(50,460)
Net increase (decrease)	(57,057)	(32,812)
Units outstanding, beginning	57,057	89,869
Units outstanding, ending	-	57,057

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$263,800
Cost of units redeemed/account charges	(302,546)
Net investment income (loss)	(2,987)
Net realized gain (loss)	6,893
Realized gain distributions	34,840
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.93	0	$0	1.25%	26.7%	12/31/2019	$1.96	0	$0	1.00%	27.0%	12/31/2019	$2.00	0	$0	0.75%	27.3%
12/31/2018	1.52	57	87	1.25%	-20.3%	12/31/2018	1.55	0	0	1.00%	-20.1%	12/31/2018	1.57	0	0	0.75%	-19.9%
12/31/2017	1.91	90	172	1.25%	11.7%	12/31/2017	1.93	0	0	1.00%	12.0%	12/31/2017	1.96	0	0	0.75%	12.3%
12/31/2016	1.71	113	192	1.25%	15.0%	12/31/2016	1.73	0	0	1.00%	15.3%	12/31/2016	1.74	0	0	0.75%	15.6%
12/31/2015	1.49	10	16	1.25%	-7.3%	12/31/2015	1.50	0	0	1.00%	-7.1%	12/31/2015	1.51	0	0	0.75%	-6.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.03	0	$0	0.50%	27.6%	12/31/2019	$2.07	0	$0	0.25%	28.0%	12/31/2019	$2.11	0	$0	0.00%	28.3%
12/31/2018	1.59	0	0	0.50%	-19.7%	12/31/2018	1.62	0	0	0.25%	-19.5%	12/31/2018	1.64	0	0	0.00%	-19.3%
12/31/2017	1.98	0	0	0.50%	12.6%	12/31/2017	2.01	0	0	0.25%	12.8%	12/31/2017	2.04	0	0	0.00%	13.1%
12/31/2016	1.76	0	0	0.50%	15.8%	12/31/2016	1.78	0	0	0.25%	16.1%	12/31/2016	1.80	0	0	0.00%	16.4%
12/31/2015	1.52	0	0	0.50%	-6.6%	12/31/2015	1.53	0	0	0.25%	-6.4%	12/31/2015	1.55	0	0	0.00%	-6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.7%
2017	0.5%
2016	1.2%
2015	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Select Mid Cap Growth Fund A Class - 06-836
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,609,305	$2,409,516	58,557
Receivables: investments sold	24,031
Payables: investments purchased	-
Net assets	$2,633,336

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,628,543	1,007,771	$2.61
Band 100	-	-	2.66
Band 75	-	-	2.70
Band 50	-	-	2.75
Band 25	-	-	2.80
Band 0	4,793	1,681	2.85
Total	$2,633,336	1,009,452

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(31,970)
Net investment income (loss)	(31,970)

Gain (loss) on investments:
Net realized gain (loss)	10,835
Realized gain distributions	35,912
Net change in unrealized appreciation (depreciation)	721,648
Net gain (loss)	768,395

Increase (decrease) in net assets from operations	$736,425

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(31,970)	$(31,334)
Net realized gain (loss)	10,835	38,789
Realized gain distributions	35,912	393,962
Net change in unrealized appreciation (depreciation)	721,648	(631,329)

Increase (decrease) in net assets from operations	736,425	(229,912)

Contract owner transactions:
Proceeds from units sold	1,131,135	2,331,688
Cost of units redeemed	(1,793,620)	(1,560,003)
Account charges	(903)	(713)
Increase (decrease)	(663,388)	770,972
Net increase (decrease)	73,037	541,060
Net assets, beginning	2,560,299	2,019,239
Net assets, ending	$2,633,336	$2,560,299

Units sold	470,775	1,052,871
Units redeemed	(732,668)	(708,723)
Net increase (decrease)	(261,893)	344,148
Units outstanding, beginning	1,271,345	927,197
Units outstanding, ending	1,009,452	1,271,345

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$7,309,151
Cost of units redeemed/account charges	(5,657,119)
Net investment income (loss)	(96,412)
Net realized gain (loss)	173,808
Realized gain distributions	704,119
Net change in unrealized appreciation (depreciation)	199,789
Net assets	$2,633,336

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.61	1,008	$2,629	1.25%	31.1%	12/31/2019	$2.66	0	$0	1.00%	31.4%	12/31/2019	$2.70	0	$0	0.75%	31.7%
12/31/2018	1.99	1,078	2,146	1.25%	-7.4%	12/31/2018	2.02	0	0	1.00%	-7.2%	12/31/2018	2.05	0	0	0.75%	-7.0%
12/31/2017	2.15	741	1,594	1.25%	28.2%	12/31/2017	2.18	0	0	1.00%	28.5%	12/31/2017	2.21	0	0	0.75%	28.8%
12/31/2016	1.68	629	1,055	1.25%	2.2%	12/31/2016	1.69	0	0	1.00%	2.5%	12/31/2016	1.71	0	0	0.75%	2.7%
12/31/2015	1.64	378	621	1.25%	0.1%	12/31/2015	1.65	0	0	1.00%	0.4%	12/31/2015	1.67	0	0	0.75%	0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.75	0	$0	0.50%	32.1%	12/31/2019	$2.80	0	$0	0.25%	32.4%	12/31/2019	$2.85	2	$5	0.00%	32.7%
12/31/2018	2.08	0	0	0.50%	-6.7%	12/31/2018	2.12	0	0	0.25%	-6.5%	12/31/2018	2.15	193	414	0.00%	-6.2%
12/31/2017	2.23	0	0	0.50%	29.1%	12/31/2017	2.26	0	0	0.25%	29.5%	12/31/2017	2.29	186	426	0.00%	29.8%
12/31/2016	1.73	0	0	0.50%	3.0%	12/31/2016	1.75	0	0	0.25%	3.2%	12/31/2016	1.77	186	329	0.00%	3.5%
12/31/2015	1.68	0	0	0.50%	0.9%	12/31/2015	1.69	0	0	0.25%	1.1%	12/31/2015	1.71	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Select Mid Cap Growth VCT Portfolio I Class - 06-591
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,281,380	$13,825,406	525,050
Receivables: investments sold	8,079
Payables: investments purchased	-
Net assets	$15,289,459

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,289,459	3,228,655	$4.74
Band 100	-	-	4.93
Band 75	-	-	5.14
Band 50	-	-	5.35
Band 25	-	-	5.57
Band 0	-	-	6.30
Total	$15,289,459	3,228,655

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(182,121)
Net investment income (loss)	(182,121)

Gain (loss) on investments:
Net realized gain (loss)	132,638
Realized gain distributions	1,811,646
Net change in unrealized appreciation (depreciation)	1,852,880
Net gain (loss)	3,797,164

Increase (decrease) in net assets from operations	$3,615,043

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(182,121)	$(146,032)
Net realized gain (loss)	132,638	242,166
Realized gain distributions	1,811,646	1,491,136
Net change in unrealized appreciation (depreciation)	1,852,880	(2,387,460)

Increase (decrease) in net assets from operations	3,615,043	(800,190)

Contract owner transactions:
Proceeds from units sold	3,920,943	1,445,864
Cost of units redeemed	(2,028,611)	(1,881,325)
Account charges	(4,845)	(4,807)
Increase (decrease)	1,887,487	(440,268)
Net increase (decrease)	5,502,530	(1,240,458)
Net assets, beginning	9,786,929	11,027,387
Net assets, ending	$15,289,459	$9,786,929

Units sold	990,556	378,179
Units redeemed	(478,132)	(488,332)
Net increase (decrease)	512,424	(110,153)
Units outstanding, beginning	2,716,231	2,826,384
Units outstanding, ending	3,228,655	2,716,231

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$91,364,646
Cost of units redeemed/account charges	(91,823,098)
Net investment income (loss)	(739,292)
Net realized gain (loss)	1,884,967
Realized gain distributions	13,146,262
Net change in unrealized appreciation (depreciation)	1,455,974
Net assets	$15,289,459

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.74	3,229	$15,289	1.25%	31.4%	12/31/2019	$4.93	0	$0	1.00%	31.8%	12/31/2019	$5.14	0	$0	0.75%	32.1%
12/31/2018	3.60	2,716	9,787	1.25%	-7.6%	12/31/2018	3.74	0	0	1.00%	-7.4%	12/31/2018	3.89	0	0	0.75%	-7.2%
12/31/2017	3.90	2,826	11,027	1.25%	28.4%	12/31/2017	4.04	0	0	1.00%	28.7%	12/31/2017	4.19	0	0	0.75%	29.1%
12/31/2016	3.04	3,386	10,287	1.25%	2.5%	12/31/2016	3.14	0	0	1.00%	2.7%	12/31/2016	3.25	0	0	0.75%	3.0%
12/31/2015	2.97	3,684	10,925	1.25%	0.4%	12/31/2015	3.06	0	0	1.00%	0.6%	12/31/2015	3.15	0	0	0.75%	0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$5.35	0	$0	0.50%	32.4%	12/31/2019	$5.57	0	$0	0.25%	32.7%	12/31/2019	$6.30	0	$0	0.00%	33.1%
12/31/2018	4.04	0	0	0.50%	-7.0%	12/31/2018	4.20	0	0	0.25%	-6.7%	12/31/2018	4.73	0	0	0.00%	-6.5%
12/31/2017	4.34	0	0	0.50%	29.4%	12/31/2017	4.50	0	0	0.25%	29.7%	12/31/2017	5.06	0	0	0.00%	30.0%
12/31/2016	3.36	0	0	0.50%	3.2%	12/31/2016	3.47	0	0	0.25%	3.5%	12/31/2016	3.89	0	0	0.00%	3.7%
12/31/2015	3.25	0	0	0.50%	1.1%	12/31/2015	3.35	0	0	0.25%	1.4%	12/31/2015	3.75	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.1%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Strategic Income Fund A Class - 06-594
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$626,471	$600,333	57,178
Receivables: investments sold	3,058
Payables: investments purchased	-
Net assets	$629,529

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$629,529	492,380	$1.28
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.36
Band 25	-	-	1.39
Band 0	-	-	1.42
Total	$629,529	492,380

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$19,536
Mortality & expense charges	(8,337)
Net investment income (loss)	11,199

Gain (loss) on investments:
Net realized gain (loss)	(1,618)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	47,477
Net gain (loss)	45,859

Increase (decrease) in net assets from operations	$57,058

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,199	$13,942
Net realized gain (loss)	(1,618)	(9,347)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	47,477	(30,260)

Increase (decrease) in net assets from operations	57,058	(25,665)

Contract owner transactions:
Proceeds from units sold	379,184	183,333
Cost of units redeemed	(402,273)	(631,803)
Account charges	(447)	(502)
Increase (decrease)	(23,536)	(448,972)
Net increase (decrease)	33,522	(474,637)
Net assets, beginning	596,007	1,070,644
Net assets, ending	$629,529	$596,007

Units sold	314,285	160,867
Units redeemed	(329,228)	(536,276)
Net increase (decrease)	(14,943)	(375,409)
Units outstanding, beginning	507,323	882,732
Units outstanding, ending	492,380	507,323

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,495,002
Cost of units redeemed/account charges	(3,995,851)
Net investment income (loss)	173,710
Net realized gain (loss)	(104,462)
Realized gain distributions	34,992
Net change in unrealized appreciation (depreciation)	26,138
Net assets	$629,529

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	492	$630	1.25%	8.8%	12/31/2019	$1.31	0	$0	1.00%	9.1%	12/31/2019	$1.33	0	$0	0.75%	9.4%
12/31/2018	1.17	507	596	1.25%	-3.1%	12/31/2018	1.20	0	0	1.00%	-2.9%	12/31/2018	1.22	0	0	0.75%	-2.7%
12/31/2017	1.21	883	1,071	1.25%	3.9%	12/31/2017	1.23	0	0	1.00%	4.2%	12/31/2017	1.25	0	0	0.75%	4.4%
12/31/2016	1.17	866	1,011	1.25%	6.3%	12/31/2016	1.18	0	0	1.00%	6.6%	12/31/2016	1.20	0	0	0.75%	6.8%
12/31/2015	1.10	1,268	1,392	1.25%	-2.7%	12/31/2015	1.11	0	0	1.00%	-2.4%	12/31/2015	1.12	0	0	0.75%	-2.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	0	$0	0.50%	9.6%	12/31/2019	$1.39	0	$0	0.25%	9.9%	12/31/2019	$1.42	0	$0	0.00%	10.2%
12/31/2018	1.24	0	0	0.50%	-2.4%	12/31/2018	1.27	0	0	0.25%	-2.2%	12/31/2018	1.29	0	0	0.00%	-1.9%
12/31/2017	1.27	0	0	0.50%	4.7%	12/31/2017	1.29	0	0	0.25%	4.9%	12/31/2017	1.32	0	0	0.00%	5.2%
12/31/2016	1.22	0	0	0.50%	7.1%	12/31/2016	1.23	0	0	0.25%	7.4%	12/31/2016	1.25	0	0	0.00%	7.6%
12/31/2015	1.14	0	0	0.50%	-2.0%	12/31/2015	1.15	0	0	0.25%	-1.7%	12/31/2015	1.16	67	78	0.00%	-1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.2%
2018	2.8%
2017	3.3%
2016	2.8%
2015	4.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Strategic Income Fund Y Class - 06-CGG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$313,643	$302,189	28,613
Receivables: investments sold	1,391
Payables: investments purchased	-
Net assets	$315,034

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$217,193	188,880	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	97,841	80,534	1.21
Total	$315,034	269,414

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$10,900
Mortality & expense charges	(3,345)
Net investment income (loss)	7,555

Gain (loss) on investments:
Net realized gain (loss)	3,802
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	19,468
Net gain (loss)	23,270

Increase (decrease) in net assets from operations	$30,825

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,555	$11,747
Net realized gain (loss)	3,802	(5,930)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	19,468	(20,701)

Increase (decrease) in net assets from operations	30,825	(14,884)

Contract owner transactions:
Proceeds from units sold	131,124	238,819
Cost of units redeemed	(197,611)	(500,524)
Account charges	(1,232)	(2,075)
Increase (decrease)	(67,719)	(263,780)
Net increase (decrease)	(36,894)	(278,664)
Net assets, beginning	351,928	630,592
Net assets, ending	$315,034	$351,928

Units sold	113,891	268,558
Units redeemed	(177,051)	(516,804)
Net increase (decrease)	(63,160)	(248,246)
Units outstanding, beginning	332,574	580,820
Units outstanding, ending	269,414	332,574

* Date of Fund Inception into Variable Account: 8 /7 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,082,917
Cost of units redeemed/account charges	(1,883,935)
Net investment income (loss)	79,048
Net realized gain (loss)	25,550
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	11,454
Net assets	$315,034

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	189	$217	1.25%	9.2%	12/31/2019	$1.16	0	$0	1.00%	9.5%	12/31/2019	$1.18	0	$0	0.75%	9.7%
12/31/2018	1.05	295	311	1.25%	-2.8%	12/31/2018	1.06	0	0	1.00%	-2.6%	12/31/2018	1.07	0	0	0.75%	-2.3%
12/31/2017	1.08	545	591	1.25%	4.2%	12/31/2017	1.09	0	0	1.00%	4.5%	12/31/2017	1.10	0	0	0.75%	4.8%
12/31/2016	1.04	1,218	1,266	1.25%	6.6%	12/31/2016	1.04	0	0	1.00%	6.9%	12/31/2016	1.05	0	0	0.75%	7.2%
12/31/2015	0.97	762	743	1.25%	-2.5%	12/31/2015	0.98	0	0	1.00%	-2.4%	12/31/2015	0.98	0	0	0.75%	-2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	0.50%	10.0%	12/31/2019	$1.20	0	$0	0.25%	10.3%	12/31/2019	$1.21	81	$98	0.00%	10.6%
12/31/2018	1.08	0	0	0.50%	-2.1%	12/31/2018	1.09	0	0	0.25%	-1.8%	12/31/2018	1.10	37	41	0.00%	-1.6%
12/31/2017	1.10	0	0	0.50%	5.0%	12/31/2017	1.11	0	0	0.25%	5.3%	12/31/2017	1.12	35	40	0.00%	5.5%
12/31/2016	1.05	0	0	0.50%	7.4%	12/31/2016	1.05	0	0	0.25%	7.7%	12/31/2016	1.06	14	15	0.00%	8.0%
12/31/2015	0.98	0	0	0.50%	-2.2%	12/31/2015	0.98	0	0	0.25%	-2.1%	12/31/2015	0.98	10	10	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.3%
2018	3.6%
2017	4.4%
2016	3.9%
2015	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Bond Fund K Class - 06-FCP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,328,721	$14,963,828	1,591,262
Receivables: investments sold	377,037
Payables: investments purchased	-
Net assets	$15,705,758

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,321,302	13,944,467	$1.10
Band 100	-	-	1.11
Band 75	384,456	344,591	1.12
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$15,705,758	14,289,058

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$369,752
Mortality & expense charges	(125,996)
Net investment income (loss)	243,756

Gain (loss) on investments:
Net realized gain (loss)	19,716
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	591,361
Net gain (loss)	611,077

Increase (decrease) in net assets from operations	$854,833

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$243,756	$97,504
Net realized gain (loss)	19,716	(31,588)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	591,361	(225,513)

Increase (decrease) in net assets from operations	854,833	(159,597)

Contract owner transactions:
Proceeds from units sold	8,797,567	9,399,249
Cost of units redeemed	(2,273,029)	(2,371,864)
Account charges	(16,553)	(8,320)
Increase (decrease)	6,507,985	7,019,065
Net increase (decrease)	7,362,818	6,859,468
Net assets, beginning	8,342,940	1,483,472
Net assets, ending	$15,705,758	$8,342,940

Units sold	8,296,059	9,310,475
Units redeemed	(2,206,454)	(2,544,252)
Net increase (decrease)	6,089,605	6,766,223
Units outstanding, beginning	8,199,453	1,433,230
Units outstanding, ending	14,289,058	8,199,453

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$21,675,008
Cost of units redeemed/account charges	(6,693,933)
Net investment income (loss)	362,434
Net realized gain (loss)	(2,644)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	364,893
Net assets	$15,705,758

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	13,944	$15,321	1.25%	8.0%	12/31/2019	$1.11	0	$0	1.00%	8.3%	12/31/2019	$1.12	345	$384	0.75%	8.6%
12/31/2018	1.02	7,997	8,135	1.25%	-1.7%	12/31/2018	1.02	0	0	1.00%	-1.5%	12/31/2018	1.03	203	208	0.75%	-1.2%
12/31/2017	1.04	1,433	1,483	1.25%	3.2%	12/31/2017	1.04	0	0	1.00%	3.5%	12/31/2017	1.04	0	0	0.75%	3.7%
12/31/2016	1.00	0	0	1.25%	0.3%	12/31/2016	1.00	0	0	1.00%	0.3%	12/31/2016	1.00	0	0	0.75%	0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	8.8%	12/31/2019	$1.13	0	$0	0.25%	9.1%	12/31/2019	$1.14	0	$0	0.00%	9.4%
12/31/2018	1.03	0	0	0.50%	-1.0%	12/31/2018	1.04	0	0	0.25%	-0.7%	12/31/2018	1.04	0	0	0.00%	-0.5%
12/31/2017	1.04	0	0	0.50%	4.0%	12/31/2017	1.05	0	0	0.25%	4.2%	12/31/2017	1.05	0	0	0.00%	4.5%
12/31/2016	1.00	0	0	0.50%	0.3%	12/31/2016	1.00	0	0	0.25%	0.3%	12/31/2016	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.1%
2018	2.9%
2017	4.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Equity Income Fund K Class - 06-FCR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,919,177	$2,629,694	79,660
Receivables: investments sold	-
Payables: investments purchased	(417)
Net assets	$2,918,760

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,918,760	2,279,918	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$2,918,760	2,279,918

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$57,506
Mortality & expense charges	(32,738)
Net investment income (loss)	24,768

Gain (loss) on investments:
Net realized gain (loss)	(15,126)
Realized gain distributions	64,740
Net change in unrealized appreciation (depreciation)	489,766
Net gain (loss)	539,380

Increase (decrease) in net assets from operations	$564,148

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$24,768	$17,165
Net realized gain (loss)	(15,126)	5,640
Realized gain distributions	64,740	68,474
Net change in unrealized appreciation (depreciation)	489,766	(202,823)

Increase (decrease) in net assets from operations	564,148	(111,544)

Contract owner transactions:
Proceeds from units sold	344,963	2,786,086
Cost of units redeemed	(347,874)	(1,195,450)
Account charges	(2,424)	(506)
Increase (decrease)	(5,335)	1,590,130
Net increase (decrease)	558,813	1,478,586
Net assets, beginning	2,359,947	881,361
Net assets, ending	$2,918,760	$2,359,947

Units sold	302,926	2,680,016
Units redeemed	(315,024)	(1,160,836)
Net increase (decrease)	(12,098)	1,519,180
Units outstanding, beginning	2,292,016	772,836
Units outstanding, ending	2,279,918	2,292,016

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,949,648
Cost of units redeemed/account charges	(4,694,976)
Net investment income (loss)	50,143
Net realized gain (loss)	187,872
Realized gain distributions	136,590
Net change in unrealized appreciation (depreciation)	289,483
Net assets	$2,918,760

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	2,280	$2,919	1.25%	24.3%	12/31/2019	$1.29	0	$0	1.00%	24.6%	12/31/2019	$1.30	0	$0	0.75%	25.0%
12/31/2018	1.03	2,292	2,360	1.25%	-9.7%	12/31/2018	1.03	0	0	1.00%	-9.5%	12/31/2018	1.04	0	0	0.75%	-9.3%
12/31/2017	1.14	773	881	1.25%	13.9%	12/31/2017	1.14	0	0	1.00%	14.2%	12/31/2017	1.15	0	0	0.75%	14.5%
12/31/2016	1.00	0	0	1.25%	0.1%	12/31/2016	1.00	0	0	1.00%	0.1%	12/31/2016	1.00	0	0	0.75%	0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	0	$0	0.50%	25.3%	12/31/2019	$1.32	0	$0	0.25%	25.6%	12/31/2019	$1.33	0	$0	0.00%	25.9%
12/31/2018	1.05	0	0	0.50%	-9.0%	12/31/2018	1.05	0	0	0.25%	-8.8%	12/31/2018	1.06	0	0	0.00%	-8.6%
12/31/2017	1.15	0	0	0.50%	14.8%	12/31/2017	1.15	0	0	0.25%	15.1%	12/31/2017	1.16	0	0	0.00%	15.4%
12/31/2016	1.00	0	0	0.50%	0.1%	12/31/2016	1.00	0	0	0.25%	0.2%	12/31/2016	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	1.9%
2017	6.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Fundamental Growth Fund K Class - 06-FCT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,343,324	$1,170,546	50,142
Receivables: investments sold	486
Payables: investments purchased	-
Net assets	$1,343,810

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,343,810	844,239	$1.59
Band 100	-	-	1.60
Band 75	-	-	1.62
Band 50	-	-	1.63
Band 25	-	-	1.64
Band 0	-	-	1.65
Total	$1,343,810	844,239

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$6,055
Mortality & expense charges	(14,160)
Net investment income (loss)	(8,105)

Gain (loss) on investments:
Net realized gain (loss)	15,260
Realized gain distributions	68,817
Net change in unrealized appreciation (depreciation)	236,741
Net gain (loss)	320,818

Increase (decrease) in net assets from operations	$312,713

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,105)	$(5,101)
Net realized gain (loss)	15,260	25,386
Realized gain distributions	68,817	50,200
Net change in unrealized appreciation (depreciation)	236,741	(64,565)

Increase (decrease) in net assets from operations	312,713	5,920

Contract owner transactions:
Proceeds from units sold	237,013	747,941
Cost of units redeemed	(122,891)	(442,749)
Account charges	(44)	(134)
Increase (decrease)	114,078	305,058
Net increase (decrease)	426,791	310,978
Net assets, beginning	917,019	606,041
Net assets, ending	$1,343,810	$917,019

Units sold	162,877	609,432
Units redeemed	(83,337)	(342,789)
Net increase (decrease)	79,540	266,643
Units outstanding, beginning	764,699	498,056
Units outstanding, ending	844,239	764,699

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,748,660
Cost of units redeemed/account charges	(755,787)
Net investment income (loss)	(12,748)
Net realized gain (loss)	46,879
Realized gain distributions	144,028
Net change in unrealized appreciation (depreciation)	172,778
Net assets	$1,343,810

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.59	844	$1,344	1.25%	32.7%	12/31/2019	$1.60	0	$0	1.00%	33.1%	12/31/2019	$1.62	0	$0	0.75%	33.4%
12/31/2018	1.20	765	917	1.25%	-1.4%	12/31/2018	1.21	0	0	1.00%	-1.2%	12/31/2018	1.21	0	0	0.75%	-1.0%
12/31/2017	1.22	498	606	1.25%	21.7%	12/31/2017	1.22	0	0	1.00%	22.0%	12/31/2017	1.22	0	0	0.75%	22.3%
12/31/2016	1.00	0	0	1.25%	0.0%	12/31/2016	1.00	0	0	1.00%	0.0%	12/31/2016	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.63	0	$0	0.50%	33.7%	12/31/2019	$1.64	0	$0	0.25%	34.1%	12/31/2019	$1.65	0	$0	0.00%	34.4%
12/31/2018	1.22	0	0	0.50%	-0.7%	12/31/2018	1.22	0	0	0.25%	-0.5%	12/31/2018	1.23	0	0	0.00%	-0.2%
12/31/2017	1.23	0	0	0.50%	22.6%	12/31/2017	1.23	0	0	0.25%	22.9%	12/31/2017	1.23	0	0	0.00%	23.2%
12/31/2016	1.00	0	0	0.50%	0.1%	12/31/2016	1.00	0	0	0.25%	0.1%	12/31/2016	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.5%
2018	0.9%
2017	1.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Select Mid Cap Growth Fund K Class - 06-FCV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,289,949	$7,429,044	179,914
Receivables: investments sold	-
Payables: investments purchased	(13,870)
Net assets	$8,276,079

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,276,079	5,379,135	$1.54
Band 100	-	-	1.55
Band 75	-	-	1.56
Band 50	-	-	1.57
Band 25	-	-	1.59
Band 0	-	-	1.60
Total	$8,276,079	5,379,135

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(87,403)
Net investment income (loss)	(87,403)

Gain (loss) on investments:
Net realized gain (loss)	(48,815)
Realized gain distributions	111,889
Net change in unrealized appreciation (depreciation)	1,532,932
Net gain (loss)	1,596,006

Increase (decrease) in net assets from operations	$1,508,603

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(87,403)	$(18,196)
Net realized gain (loss)	(48,815)	31,856
Realized gain distributions	111,889	325,821
Net change in unrealized appreciation (depreciation)	1,532,932	(699,557)

Increase (decrease) in net assets from operations	1,508,603	(360,076)

Contract owner transactions:
Proceeds from units sold	5,418,862	3,626,229
Cost of units redeemed	(2,138,989)	(482,930)
Account charges	(2,202)	(1,224)
Increase (decrease)	3,277,671	3,142,075
Net increase (decrease)	4,786,274	2,781,999
Net assets, beginning	3,489,805	707,806
Net assets, ending	$8,276,079	$3,489,805

Units sold	3,876,735	2,809,005
Units redeemed	(1,481,541)	(387,401)
Net increase (decrease)	2,395,194	2,421,604
Units outstanding, beginning	2,983,941	562,337
Units outstanding, ending	5,379,135	2,983,941

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$9,769,849
Cost of units redeemed/account charges	(2,711,716)
Net investment income (loss)	(109,195)
Net realized gain (loss)	(15,519)
Realized gain distributions	481,755
Net change in unrealized appreciation (depreciation)	860,905
Net assets	$8,276,079

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.54	5,379	$8,276	1.25%	31.6%	12/31/2019	$1.55	0	$0	1.00%	31.9%	12/31/2019	$1.56	0	$0	0.75%	32.2%
12/31/2018	1.17	2,984	3,490	1.25%	-7.1%	12/31/2018	1.18	0	0	1.00%	-6.8%	12/31/2018	1.18	0	0	0.75%	-6.6%
12/31/2017	1.26	562	708	1.25%	28.6%	12/31/2017	1.26	0	0	1.00%	29.0%	12/31/2017	1.27	0	0	0.75%	29.3%
12/31/2016	0.98	0	0	1.25%	-2.1%	12/31/2016	0.98	0	0	1.00%	-2.1%	12/31/2016	0.98	0	0	0.75%	-2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.57	0	$0	0.50%	32.5%	12/31/2019	$1.59	0	$0	0.25%	32.9%	12/31/2019	$1.60	0	$0	0.00%	33.2%
12/31/2018	1.19	0	0	0.50%	-6.4%	12/31/2018	1.19	0	0	0.25%	-6.1%	12/31/2018	1.20	0	0	0.00%	-5.9%
12/31/2017	1.27	0	0	0.50%	29.6%	12/31/2017	1.27	0	0	0.25%	29.9%	12/31/2017	1.28	0	0	0.00%	30.2%
12/31/2016	0.98	0	0	0.50%	-2.1%	12/31/2016	0.98	0	0	0.25%	-2.1%	12/31/2016	0.98	0	0	0.00%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Strategic Income Fund K Class - 06-FCW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$724,866	$706,336	65,433
Receivables: investments sold	-
Payables: investments purchased	(3,136)
Net assets	$721,730

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$721,730	648,211	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$721,730	648,211

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$22,248
Mortality & expense charges	(8,237)
Net investment income (loss)	14,011

Gain (loss) on investments:
Net realized gain (loss)	(613)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	43,536
Net gain (loss)	42,923

Increase (decrease) in net assets from operations	$56,934

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14,011	$11,942
Net realized gain (loss)	(613)	(1,357)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	43,536	(25,173)

Increase (decrease) in net assets from operations	56,934	(14,588)

Contract owner transactions:
Proceeds from units sold	223,372	47,289
Cost of units redeemed	(91,101)	(28,769)
Account charges	(152)	(239)
Increase (decrease)	132,119	18,281
Net increase (decrease)	189,053	3,693
Net assets, beginning	532,677	528,984
Net assets, ending	$721,730	$532,677

Units sold	228,458	53,977
Units redeemed	(103,132)	(36,219)
Net increase (decrease)	125,326	17,758
Units outstanding, beginning	522,885	505,127
Units outstanding, ending	648,211	522,885

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$796,323
Cost of units redeemed/account charges	(120,409)
Net investment income (loss)	29,251
Net realized gain (loss)	(1,965)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	18,530
Net assets	$721,730

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	648	$722	1.25%	9.3%	12/31/2019	$1.12	0	$0	1.00%	9.6%	12/31/2019	$1.13	0	$0	0.75%	9.8%
12/31/2018	1.02	523	533	1.25%	-2.7%	12/31/2018	1.02	0	0	1.00%	-2.5%	12/31/2018	1.03	0	0	0.75%	-2.2%
12/31/2017	1.05	505	529	1.25%	4.4%	12/31/2017	1.05	0	0	1.00%	4.6%	12/31/2017	1.05	0	0	0.75%	4.9%
12/31/2016	1.00	0	0	1.25%	0.3%	12/31/2016	1.00	0	0	1.00%	0.4%	12/31/2016	1.00	0	0	0.75%	0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	10.1%	12/31/2019	$1.15	0	$0	0.25%	10.4%	12/31/2019	$1.16	0	$0	0.00%	10.7%
12/31/2018	1.03	0	0	0.50%	-2.0%	12/31/2018	1.04	0	0	0.25%	-1.7%	12/31/2018	1.05	0	0	0.00%	-1.5%
12/31/2017	1.06	0	0	0.50%	5.1%	12/31/2017	1.06	0	0	0.25%	5.4%	12/31/2017	1.06	0	0	0.00%	5.7%
12/31/2016	1.00	0	0	0.50%	0.4%	12/31/2016	1.00	0	0	0.25%	0.4%	12/31/2016	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.5%
2018	3.5%
2017	1.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Global Equity Fund A Class - 06-GGH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$46,133	$49,252	3,035
Receivables: investments sold	40
Payables: investments purchased	-
Net assets	$46,173

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$46,173	43,119	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$46,173	43,119

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$425
Mortality & expense charges	(521)
Net investment income (loss)	(96)

Gain (loss) on investments:
Net realized gain (loss)	(100)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	8,349
Net gain (loss)	8,249

Increase (decrease) in net assets from operations	$8,153

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(96)	$(330)
Net realized gain (loss)	(100)	(711)
Realized gain distributions	-	3,272
Net change in unrealized appreciation (depreciation)	8,349	(10,308)

Increase (decrease) in net assets from operations	8,153	(8,077)

Contract owner transactions:
Proceeds from units sold	1,390	2,256
Cost of units redeemed	(172)	(14,572)
Account charges	-	-
Increase (decrease)	1,218	(12,316)
Net increase (decrease)	9,371	(20,393)
Net assets, beginning	36,802	57,195
Net assets, ending	$46,173	$36,802

Units sold	1,438	2,199
Units redeemed	(169)	(14,101)
Net increase (decrease)	1,269	(11,902)
Units outstanding, beginning	41,850	53,752
Units outstanding, ending	43,119	41,850

* Date of Fund Inception into Variable Account: 9 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$58,740
Cost of units redeemed/account charges	(14,794)
Net investment income (loss)	136
Net realized gain (loss)	(814)
Realized gain distributions	6,024
Net change in unrealized appreciation (depreciation)	(3,119)
Net assets	$46,173

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	43	$46	1.25%	21.8%	12/31/2019	$1.08	0	$0	1.00%	22.1%	12/31/2019	$1.08	0	$0	0.75%	22.4%
12/31/2018	0.88	42	37	1.25%	-17.4%	12/31/2018	0.88	0	0	1.00%	-17.1%	12/31/2018	0.88	0	0	0.75%	-16.9%
12/31/2017	1.06	54	57	1.25%	6.4%	12/31/2017	1.06	0	0	1.00%	6.5%	12/31/2017	1.07	0	0	0.75%	6.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	22.7%	12/31/2019	$1.10	0	$0	0.25%	23.0%	12/31/2019	$1.10	0	$0	0.00%	23.3%
12/31/2018	0.89	0	0	0.50%	-16.7%	12/31/2018	0.89	0	0	0.25%	-16.5%	12/31/2018	0.89	0	0	0.00%	-16.3%
12/31/2017	1.07	0	0	0.50%	6.6%	12/31/2017	1.07	0	0	0.25%	6.7%	12/31/2017	1.07	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.0%
2018	0.5%
2017	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Global Equity Fund Y Class - 06-GGJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$169	$155	11
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$169

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$169	156	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$169	156

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2
Mortality & expense charges	(2)
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	20
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	20
Net gain (loss)	40

Increase (decrease) in net assets from operations	$40

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$1
Net realized gain (loss)	20	-
Realized gain distributions	-	2
Net change in unrealized appreciation (depreciation)	20	(6)

Increase (decrease) in net assets from operations	40	(3)

Contract owner transactions:
Proceeds from units sold	522	116
Cost of units redeemed	(506)	-
Account charges	-	-
Increase (decrease)	16	116
Net increase (decrease)	56	113
Net assets, beginning	113	-
Net assets, ending	$169	$113

Units sold	538	128
Units redeemed	(510)	-
Net increase (decrease)	28	128
Units outstanding, beginning	128	-
Units outstanding, ending	156	128

* Date of Fund Inception into Variable Account: 9 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$638
Cost of units redeemed/account charges	(506)
Net investment income (loss)	1
Net realized gain (loss)	20
Realized gain distributions	2
Net change in unrealized appreciation (depreciation)	14
Net assets	$169

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	1.25%	22.3%	12/31/2019	$1.09	0	$0	1.00%	22.6%	12/31/2019	$1.09	0	$0	0.75%	22.9%
12/31/2018	0.88	0	0	1.25%	-16.9%	12/31/2018	0.89	0	0	1.00%	-16.7%	12/31/2018	0.89	0	0	0.75%	-16.5%
12/31/2017	1.06	0	0	1.25%	6.5%	12/31/2017	1.07	0	0	1.00%	6.6%	12/31/2017	1.07	0	0	0.75%	6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	23.2%	12/31/2019	$1.11	0	$0	0.25%	23.5%	12/31/2019	$1.11	0	$0	0.00%	23.8%
12/31/2018	0.89	0	0	0.50%	-16.3%	12/31/2018	0.90	0	0	0.25%	-16.1%	12/31/2018	0.90	0	0	0.00%	-15.9%
12/31/2017	1.07	0	0	0.50%	6.7%	12/31/2017	1.07	0	0	0.25%	6.8%	12/31/2017	1.07	0	0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	1.8%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Pioneer Classic Balanced Fund N Class - 06-3WW (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	1.25%	8.0%	12/31/2019	$1.08	0	$0	1.00%	8.1%	12/31/2019	$1.08	0	$0	0.75%	8.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	8.5%	12/31/2019	$1.09	0	$0	0.25%	8.7%	12/31/2019	$1.09	0	$0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
North Square Multi Strategy Fund I Class - 06-832 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.11
Band 100	-	-	2.15
Band 75	-	-	2.19
Band 50	-	-	2.23
Band 25	-	-	2.27
Band 0	-	-	2.31
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.11	0	$0	1.25%	24.0%	12/31/2019	$2.15	0	$0	1.00%	24.3%	12/31/2019	$2.19	0	$0	0.75%	24.6%
12/31/2018	1.70	0	0	1.25%	-8.9%	12/31/2018	1.73	0	0	1.00%	-8.6%	12/31/2018	1.76	0	0	0.75%	-8.4%
12/31/2017	1.87	0	0	1.25%	24.8%	12/31/2017	1.89	0	0	1.00%	25.1%	12/31/2017	1.92	0	0	0.75%	25.4%
12/31/2016	1.50	0	0	1.25%	-0.9%	12/31/2016	1.51	0	0	1.00%	-0.6%	12/31/2016	1.53	0	0	0.75%	-0.4%
12/31/2015	1.51	0	0	1.25%	2.8%	12/31/2015	1.52	0	0	1.00%	3.1%	12/31/2015	1.53	0	0	0.75%	3.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.23	0	$0	0.50%	24.9%	12/31/2019	$2.27	0	$0	0.25%	25.2%	12/31/2019	$2.31	0	$0	0.00%	25.5%
12/31/2018	1.78	0	0	0.50%	-8.2%	12/31/2018	1.81	0	0	0.25%	-8.0%	12/31/2018	1.84	0	0	0.00%	-7.7%
12/31/2017	1.94	0	0	0.50%	25.7%	12/31/2017	1.97	0	0	0.25%	26.0%	12/31/2017	1.99	0	0	0.00%	26.4%
12/31/2016	1.54	0	0	0.50%	-0.1%	12/31/2016	1.56	0	0	0.25%	0.1%	12/31/2016	1.58	0	0	0.00%	0.4%
12/31/2015	1.55	0	0	0.50%	3.6%	12/31/2015	1.56	0	0	0.25%	3.8%	12/31/2015	1.57	0	0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated International Equity Fund IS Class - 06-CHJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,144,038	$2,984,583	122,614
Receivables: investments sold	-
Payables: investments purchased	(66,423)
Net assets	$3,077,615

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,087,112	807,313	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	1,990,503	1,404,098	1.42
Total	$3,077,615	2,211,411

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$38,793
Mortality & expense charges	(7,544)
Net investment income (loss)	31,249

Gain (loss) on investments:
Net realized gain (loss)	7,319
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	223,669
Net gain (loss)	230,988

Increase (decrease) in net assets from operations	$262,237

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$31,249	$(1,558)
Net realized gain (loss)	7,319	938
Realized gain distributions	-	8,902
Net change in unrealized appreciation (depreciation)	223,669	(86,201)

Increase (decrease) in net assets from operations	262,237	(77,919)

Contract owner transactions:
Proceeds from units sold	2,811,200	130,357
Cost of units redeemed	(442,930)	(57,422)
Account charges	(2,145)	(1,806)
Increase (decrease)	2,366,125	71,129
Net increase (decrease)	2,628,362	(6,790)
Net assets, beginning	449,253	456,043
Net assets, ending	$3,077,615	$449,253

Units sold	2,150,875	101,092
Units redeemed	(343,165)	(51,323)
Net increase (decrease)	1,807,710	49,769
Units outstanding, beginning	403,701	353,932
Units outstanding, ending	2,211,411	403,701

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,416,368
Cost of units redeemed/account charges	(547,046)
Net investment income (loss)	30,843
Net realized gain (loss)	9,093
Realized gain distributions	8,902
Net change in unrealized appreciation (depreciation)	159,455
Net assets	$3,077,615

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	807	$1,087	1.25%	21.0%	12/31/2019	$1.36	0	$0	1.00%	21.3%	12/31/2019	$1.37	0	$0	0.75%	21.6%
12/31/2018	1.11	404	449	1.25%	-13.6%	12/31/2018	1.12	0	0	1.00%	-13.4%	12/31/2018	1.13	0	0	0.75%	-13.2%
12/31/2017	1.29	354	456	1.25%	31.6%	12/31/2017	1.30	0	0	1.00%	32.0%	12/31/2017	1.30	0	0	0.75%	32.3%
12/31/2016	0.98	1	1	1.25%	-0.8%	12/31/2016	0.98	0	0	1.00%	-0.5%	12/31/2016	0.98	0	0	0.75%	-0.3%
12/31/2015	0.99	0	0	1.25%	-1.4%	12/31/2015	0.99	0	0	1.00%	-1.3%	12/31/2015	0.99	0	0	0.75%	-1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	21.9%	12/31/2019	$1.40	0	$0	0.25%	22.2%	12/31/2019	$1.42	1,404	$1,991	0.00%	22.5%
12/31/2018	1.14	0	0	0.50%	-13.0%	12/31/2018	1.15	0	0	0.25%	-12.8%	12/31/2018	1.16	0	0	0.00%	-12.5%
12/31/2017	1.31	0	0	0.50%	32.6%	12/31/2017	1.32	0	0	0.25%	32.9%	12/31/2017	1.32	0	0	0.00%	33.3%
12/31/2016	0.99	0	0	0.50%	0.0%	12/31/2016	0.99	0	0	0.25%	0.2%	12/31/2016	0.99	0	0	0.00%	0.5%
12/31/2015	0.99	0	0	0.50%	-1.3%	12/31/2015	0.99	0	0	0.25%	-1.2%	12/31/2015	0.99	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	1.1%
2017	1.2%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Federated International Equity Fund A Class - 06-CHH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$421,681	$394,639	16,672
Receivables: investments sold	-
Payables: investments purchased	(7,024)
Net assets	$414,657

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$354,367	266,363	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	60,290	43,045	1.40
Total	$414,657	309,408
Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,330
Mortality & expense charges	(2,585)
Net investment income (loss)	1,745

Gain (loss) on investments:
Net realized gain (loss)	(32)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	46,337
Net gain (loss)	46,305

Increase (decrease) in net assets from operations	$48,050

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,745	$(390)
Net realized gain (loss)	(32)	402
Realized gain distributions	-	2,757
Net change in unrealized appreciation (depreciation)	46,337	(26,453)

Increase (decrease) in net assets from operations	48,050	(23,684)

Contract owner transactions:
Proceeds from units sold	276,194	136,951
Cost of units redeemed	(59,875)	(1,332)
Account charges	(112)	(74)
Increase (decrease)	216,207	135,545
Net increase (decrease)	264,257	111,861
Net assets, beginning	150,400	38,539
Net assets, ending	$414,657	$150,400

Units sold	220,241	107,366
Units redeemed	(47,222)	(1,090)
Net increase (decrease)	173,019	106,276
Units outstanding, beginning	136,389	30,113
Units outstanding, ending	309,408	136,389

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$454,661
Cost of units redeemed/account charges	(71,599)
Net investment income (loss)	1,232
Net realized gain (loss)	564
Realized gain distributions	2,757
Net change in unrealized appreciation (depreciation)	27,042
Net assets	$414,657

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.33	266	$354	1.25%	20.6%	12/31/2019	$1.34	0	$0	1.00%	20.9%	12/31/2019	$1.36	0	$0	0.75%	21.3%
12/31/2018	1.10	136	150	1.25%	-13.8%	12/31/2018	1.11	0	0	1.00%	-13.6%	12/31/2018	1.12	0	0	0.75%	-13.4%
12/31/2017	1.28	30	39	1.25%	31.2%	12/31/2017	1.29	0	0	1.00%	31.6%	12/31/2017	1.29	0	0	0.75%	31.9%
12/31/2016	0.98	9	9	1.25%	-1.1%	12/31/2016	0.98	0	0	1.00%	-0.8%	12/31/2016	0.98	0	0	0.75%	-0.6%
12/31/2015	0.99	0	0	1.25%	-1.4%	12/31/2015	0.99	0	0	1.00%	-1.4%	12/31/2015	0.99	0	0	0.75%	-1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	0	$0	0.50%	21.6%	12/31/2019	$1.39	0	$0	0.25%	21.9%	12/31/2019	$1.40	43	$60	0.00%	22.2%
12/31/2018	1.13	0	0	0.50%	-13.2%	12/31/2018	1.14	0	0	0.25%	-13.0%	12/31/2018	1.15	0	0	0.00%	-12.7%
12/31/2017	1.30	0	0	0.50%	32.2%	12/31/2017	1.31	0	0	0.25%	32.5%	12/31/2017	1.31	0	0	0.00%	32.9%
12/31/2016	0.98	0	0	0.50%	-0.3%	12/31/2016	0.99	0	0	0.25%	-0.1%	12/31/2016	0.99	0	0	0.00%	0.2%
12/31/2015	0.99	0	0	0.50%	-1.3%	12/31/2015	0.99	0	0	0.25%	-1.3%	12/31/2015	0.99	0	0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	1.2%
2017	0.8%
2016	1.5%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Principal International Equity Index Fund R3 Class - 06-CVG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$287,981	$280,272	27,769
Receivables: investments sold	261
Payables: investments purchased	-
Net assets	$288,242

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$288,242	247,989	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$288,242	247,989

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$7,210
Mortality & expense charges	(1,208)
Net investment income (loss)	6,002

Gain (loss) on investments:
Net realized gain (loss)	(27)
Realized gain distributions	853
Net change in unrealized appreciation (depreciation)	13,523
Net gain (loss)	14,349

Increase (decrease) in net assets from operations	$20,351

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,002	$537
Net realized gain (loss)	(27)	(11)
Realized gain distributions	853	338
Net change in unrealized appreciation (depreciation)	13,523	(5,814)

Increase (decrease) in net assets from operations	20,351	(4,950)

Contract owner transactions:
Proceeds from units sold	233,397	39,734
Cost of units redeemed	(212)	(78)
Account charges	-	-
Increase (decrease)	233,185	39,656
Net increase (decrease)	253,536	34,706
Net assets, beginning	34,706	-
Net assets, ending	$288,242	$34,706

Units sold	212,630	35,651
Units redeemed	(219)	(73)
Net increase (decrease)	212,411	35,578
Units outstanding, beginning	35,578	-
Units outstanding, ending	247,989	35,578

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$273,131
Cost of units redeemed/account charges	(290)
Net investment income (loss)	6,539
Net realized gain (loss)	(38)
Realized gain distributions	1,191
Net change in unrealized appreciation (depreciation)	7,709
Net assets	$288,242

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	248	$288	1.25%	19.2%	12/31/2019	$1.17	0	$0	1.00%	19.5%	12/31/2019	$1.18	0	$0	0.75%	19.7%
12/31/2018	0.98	36	35	1.25%	-15.1%	12/31/2018	0.98	0	0	1.00%	-14.9%	12/31/2018	0.98	0	0	0.75%	-14.7%
12/31/2017	1.15	0	0	1.25%	14.9%	12/31/2017	1.15	0	0	1.00%	15.1%	12/31/2017	1.15	0	0	0.75%	15.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	0.50%	20.0%	12/31/2019	$1.20	0	$0	0.25%	20.3%	12/31/2019	$1.20	0	$0	0.00%	20.7%
12/31/2018	0.99	0	0	0.50%	-14.5%	12/31/2018	0.99	0	0	0.25%	-14.2%	12/31/2018	1.00	0	0	0.00%	-14.0%
12/31/2017	1.16	0	0	0.50%	15.6%	12/31/2017	1.16	0	0	0.25%	15.8%	12/31/2017	1.16	0	0	0.00%	16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.5%
2018	4.3%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Principal MidCap S&P 400 Index Fund R3 Class - 06-FPW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$790,550	$790,226	38,357
Receivables: investments sold	1,913
Payables: investments purchased	-
Net assets	$792,463

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$722,153	599,173	$1.21
Band 100	66,932	55,150	1.21
Band 75	-	-	1.22
Band 50	3,378	2,745	1.23
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$792,463	657,068

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$7,155
Mortality & expense charges	(9,040)
Net investment income (loss)	(1,885)

Gain (loss) on investments:
Net realized gain (loss)	(24,249)
Realized gain distributions	34,361
Net change in unrealized appreciation (depreciation)	130,045
Net gain (loss)	140,157

Increase (decrease) in net assets from operations	$138,272

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,885)	$(4,110)
Net realized gain (loss)	(24,249)	13,328
Realized gain distributions	34,361	42,971
Net change in unrealized appreciation (depreciation)	130,045	(116,727)

Increase (decrease) in net assets from operations	138,272	(64,538)

Contract owner transactions:
Proceeds from units sold	491,651	272,282
Cost of units redeemed	(342,890)	(434,509)
Account charges	(189)	(57)
Increase (decrease)	148,572	(162,284)
Net increase (decrease)	286,844	(226,822)
Net assets, beginning	505,619	732,441
Net assets, ending	$792,463	$505,619

Units sold	445,738	243,276
Units redeemed	(307,587)	(379,738)
Net increase (decrease)	138,151	(136,462)
Units outstanding, beginning	518,917	655,379
Units outstanding, ending	657,068	518,917

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,156,215
Cost of units redeemed/account charges	(1,504,022)
Net investment income (loss)	(5,640)
Net realized gain (loss)	27,303
Realized gain distributions	118,283
Net change in unrealized appreciation (depreciation)	324
Net assets	$792,463

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	599	$722	1.25%	23.8%	12/31/2019	$1.21	55	$67	1.00%	24.1%	12/31/2019	$1.22	0	$0	0.75%	24.4%
12/31/2018	0.97	471	459	1.25%	-12.8%	12/31/2018	0.98	44	43	1.00%	-12.6%	12/31/2018	0.98	0	0	0.75%	-12.4%
12/31/2017	1.12	620	692	1.25%	11.7%	12/31/2017	1.12	24	27	1.00%	12.0%	12/31/2017	1.12	0	0	0.75%	12.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.23	3	$3	0.50%	24.7%	12/31/2019	$1.24	0	$0	0.25%	25.0%	12/31/2019	$1.25	0	$0	0.00%	25.3%
12/31/2018	0.99	4	4	0.50%	-12.2%	12/31/2018	0.99	0	0	0.25%	-12.0%	12/31/2018	1.00	0	0	0.00%	-11.7%
12/31/2017	1.12	12	13	0.50%	12.4%	12/31/2017	1.13	0	0	0.25%	12.6%	12/31/2017	1.13	0	0	0.00%	12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	0.6%
2017	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Principal SmallCap S&P 600 Index Fund R3 Class - 06-FPX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,179,650	$1,181,867	46,508
Receivables: investments sold	1,672
Payables: investments purchased	-
Net assets	$1,181,322

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,105,271	906,635	$1.22
Band 100	71,358	58,129	1.23
Band 75	-	-	1.24
Band 50	688	553	1.24
Band 25	-	-	1.25
Band 0	4,005	3,173	1.26
Total	$1,181,322	968,490

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$8,469
Mortality & expense charges	(13,911)
Net investment income (loss)	(5,442)

Gain (loss) on investments:
Net realized gain (loss)	(78,033)
Realized gain distributions	64,070
Net change in unrealized appreciation (depreciation)	191,545
Net gain (loss)	177,582

Increase (decrease) in net assets from operations	$172,140

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,442)	$(3,353)
Net realized gain (loss)	(78,033)	9,438
Realized gain distributions	64,070	80,512
Net change in unrealized appreciation (depreciation)	191,545	(195,157)

Increase (decrease) in net assets from operations	172,140	(108,560)

Contract owner transactions:
Proceeds from units sold	915,204	457,074
Cost of units redeemed	(672,088)	(337,481)
Account charges	(648)	(58)
Increase (decrease)	242,468	119,535
Net increase (decrease)	414,608	10,975
Net assets, beginning	766,714	755,739
Net assets, ending	$1,181,322	$766,714

Units sold	819,585	382,818
Units redeemed	(608,389)	(295,227)
Net increase (decrease)	211,196	87,591
Units outstanding, beginning	757,294	669,703
Units outstanding, ending	968,490	757,294

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,201,770
Cost of units redeemed/account charges	(1,134,686)
Net investment income (loss)	(7,660)
Net realized gain (loss)	(59,171)
Realized gain distributions	183,286
Net change in unrealized appreciation (depreciation)	(2,217)
Net assets	$1,181,322

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	907	$1,105	1.25%	20.5%	12/31/2019	$1.23	58	$71	1.00%	20.8%	12/31/2019	$1.24	0	$0	0.75%	21.1%
12/31/2018	1.01	713	722	1.25%	-10.3%	12/31/2018	1.02	40	41	1.00%	-10.1%	12/31/2018	1.02	0	0	0.75%	-9.9%
12/31/2017	1.13	644	727	1.25%	12.8%	12/31/2017	1.13	25	28	1.00%	13.1%	12/31/2017	1.13	0	0	0.75%	13.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	1	$1	0.50%	21.4%	12/31/2019	$1.25	0	$0	0.25%	21.7%	12/31/2019	$1.26	3	$4	0.00%	22.0%
12/31/2018	1.03	1	1	0.50%	-9.6%	12/31/2018	1.03	0	0	0.25%	-9.4%	12/31/2018	1.03	3	3	0.00%	-9.2%
12/31/2017	1.13	1	1	0.50%	13.5%	12/31/2017	1.14	0	0	0.25%	13.7%	12/31/2017	1.14	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	0.8%
2017	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Principal Global Real Estate Securities Fund R6 Class - 06-3JP (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.16
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	1.25%	23.3%	12/31/2019	$1.15	0	$0	1.00%	23.6%	12/31/2019	$1.15	0	$0	0.75%	23.9%
12/31/2018	0.93	0	0	1.25%	-7.1%	12/31/2018	0.93	0	0	1.00%	-7.0%	12/31/2018	0.93	0	0	0.75%	-6.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	0.50%	24.2%	12/31/2019	$1.16	0	$0	0.25%	24.5%	12/31/2019	$1.16	0	$0	0.00%	24.8%
12/31/2018	0.93	0	0	0.50%	-6.9%	12/31/2018	0.93	0	0	0.25%	-6.8%	12/31/2018	0.93	0	0	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Principal Income Fund R6 Class - 06-3JJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,519,747	$1,430,857	155,608
Receivables: investments sold	548
Payables: investments purchased	-
Net assets	$1,520,295

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,520,295	1,408,492	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$1,520,295	1,408,492

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$48,103
Mortality & expense charges	(18,848)
Net investment income (loss)	29,255

Gain (loss) on investments:
Net realized gain (loss)	5,332
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	76,684
Net gain (loss)	82,016

Increase (decrease) in net assets from operations	$111,271

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$29,255	$5,244
Net realized gain (loss)	5,332	69
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	76,684	12,206

Increase (decrease) in net assets from operations	111,271	17,519

Contract owner transactions:
Proceeds from units sold	65,742	2,832,274
Cost of units redeemed	(77,797)	(1,421,104)
Account charges	(6,183)	(1,427)
Increase (decrease)	(18,238)	1,409,743
Net increase (decrease)	93,033	1,427,262
Net assets, beginning	1,427,262	-
Net assets, ending	$1,520,295	$1,427,262

Units sold	62,965	2,858,981
Units redeemed	(78,592)	(1,434,862)
Net increase (decrease)	(15,627)	1,424,119
Units outstanding, beginning	1,424,119	-
Units outstanding, ending	1,408,492	1,424,119

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,898,016
Cost of units redeemed/account charges	(1,506,511)
Net investment income (loss)	34,499
Net realized gain (loss)	5,401
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	88,890
Net assets	$1,520,295

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	1,408	$1,520	1.25%	7.7%	12/31/2019	$1.08	0	$0	1.00%	8.0%	12/31/2019	$1.09	0	$0	0.75%	8.2%
12/31/2018	1.00	1,424	1,427	1.25%	0.2%	12/31/2018	1.00	0	0	1.00%	0.3%	12/31/2018	1.00	0	0	0.75%	0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	8.5%	12/31/2019	$1.09	0	$0	0.25%	8.8%	12/31/2019	$1.10	0	$0	0.00%	9.1%
12/31/2018	1.00	0	0	0.50%	0.4%	12/31/2018	1.01	0	0	0.25%	0.5%	12/31/2018	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.3%
2018	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Principal LargeCap Growth Fund R6 Class - 06-3JH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$687,288	$656,610	42,838
Receivables: investments sold	702
Payables: investments purchased	-
Net assets	$687,990

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$687,990	599,101	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.16
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$687,990	599,101

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$684
Mortality & expense charges	(8,215)
Net investment income (loss)	(7,531)

Gain (loss) on investments:
Net realized gain (loss)	3,443
Realized gain distributions	50,816
Net change in unrealized appreciation (depreciation)	134,220
Net gain (loss)	188,479

Increase (decrease) in net assets from operations	$180,948

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,531)	$(189)
Net realized gain (loss)	3,443	3,237
Realized gain distributions	50,816	62,519
Net change in unrealized appreciation (depreciation)	134,220	(103,542)

Increase (decrease) in net assets from operations	180,948	(37,975)

Contract owner transactions:
Proceeds from units sold	37,683	1,815,357
Cost of units redeemed	(67,109)	(1,237,693)
Account charges	(2,682)	(539)
Increase (decrease)	(32,108)	577,125
Net increase (decrease)	148,840	539,150
Net assets, beginning	539,150	-
Net assets, ending	$687,990	$539,150

Units sold	36,985	1,960,275
Units redeemed	(63,659)	(1,334,500)
Net increase (decrease)	(26,674)	625,775
Units outstanding, beginning	625,775	-
Units outstanding, ending	599,101	625,775

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,853,040
Cost of units redeemed/account charges	(1,308,023)
Net investment income (loss)	(7,720)
Net realized gain (loss)	6,680
Realized gain distributions	113,335
Net change in unrealized appreciation (depreciation)	30,678
Net assets	$687,990

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	599	$688	1.25%	33.3%	12/31/2019	$1.15	0	$0	1.00%	33.6%	12/31/2019	$1.16	0	$0	0.75%	34.0%
12/31/2018	0.86	626	539	1.25%	-13.8%	12/31/2018	0.86	0	0	1.00%	-13.8%	12/31/2018	0.86	0	0	0.75%	-13.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	0.50%	34.3%	12/31/2019	$1.16	0	$0	0.25%	34.6%	12/31/2019	$1.17	0	$0	0.00%	35.0%
12/31/2018	0.86	0	0	0.50%	-13.7%	12/31/2018	0.86	0	0	0.25%	-13.6%	12/31/2018	0.86	0	0	0.00%	-13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.1%
2018	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Principal Real Estate Securities Fund R6 Class - 06-3CP (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.25
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /22 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	0	$0	1.25%	29.6%	12/31/2019	$1.25	0	$0	1.00%	29.9%	12/31/2019	$1.25	0	$0	0.75%	30.2%
12/31/2018	0.96	0	0	1.25%	-4.0%	12/31/2018	0.96	0	0	1.00%	-4.0%	12/31/2018	0.96	0	0	0.75%	-3.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	0	$0	0.50%	30.6%	12/31/2019	$1.26	0	$0	0.25%	30.9%	12/31/2019	$1.26	0	$0	0.00%	31.2%
12/31/2018	0.96	0	0	0.50%	-3.9%	12/31/2018	0.96	0	0	0.25%	-3.8%	12/31/2018	0.96	0	0	0.00%	-3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Principal MidCap S&P 400 Index Fund R6 Class - 06-3RN (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.16
Band 25	-	-	1.16
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	1.25%	15.1%	12/31/2019	$1.15	0	$0	1.00%	15.3%	12/31/2019	$1.16	0	$0	0.75%	15.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	0.50%	15.9%	12/31/2019	$1.16	0	$0	0.25%	16.2%	12/31/2019	$1.16	0	$0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Principal SmallCap Growth Fund I R6 Class - 06-3RP (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	1.25%	20.2%	12/31/2019	$1.20	0	$0	1.00%	20.5%	12/31/2019	$1.21	0	$0	0.75%	20.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	0	$0	0.50%	21.0%	12/31/2019	$1.21	0	$0	0.25%	21.3%	12/31/2019	$1.22	0	$0	0.00%	21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Principal Bond Market Index Fund R3 Class - 06-FHX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,804	$5,705	540
Receivables: investments sold	183
Payables: investments purchased	-
Net assets	$5,987

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,987	5,665	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$5,987	5,665

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$100
Mortality & expense charges	(40)
Net investment income (loss)	60

Gain (loss) on investments:
Net realized gain (loss)	1
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	99
Net gain (loss)	100

Increase (decrease) in net assets from operations	$160

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$60	$-
Net realized gain (loss)	1	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	99	-

Increase (decrease) in net assets from operations	160	-

Contract owner transactions:
Proceeds from units sold	5,860	-
Cost of units redeemed	(33)	-
Account charges	-	-
Increase (decrease)	5,827	-
Net increase (decrease)	5,987	-
Net assets, beginning	-	-
Net assets, ending	$5,987	$-

Units sold	5,696	-
Units redeemed	(31)	-
Net increase (decrease)	5,665	-
Units outstanding, beginning	-	-
Units outstanding, ending	5,665	-

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,860
Cost of units redeemed/account charges	(33)
Net investment income (loss)	60
Net realized gain (loss)	1
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	99
Net assets	$5,987

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	6	$6	1.25%	6.5%	12/31/2019	$1.06	0	$0	1.00%	6.8%	12/31/2019	$1.07	0	$0	0.75%	7.0%
12/31/2018	0.99	0	0	1.25%	-2.0%	12/31/2018	1.00	0	0	1.00%	-1.8%	12/31/2018	1.00	0	0	0.75%	-1.5%
12/31/2017	1.01	0	0	1.25%	1.2%	12/31/2017	1.01	0	0	1.00%	1.4%	12/31/2017	1.02	0	0	0.75%	1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	7.3%	12/31/2019	$1.09	0	$0	0.25%	7.6%	12/31/2019	$1.09	0	$0	0.00%	7.8%
12/31/2018	1.01	0	0	0.50%	-1.3%	12/31/2018	1.01	0	0	0.25%	-1.0%	12/31/2018	1.01	0	0	0.00%	-0.8%
12/31/2017	1.02	0	0	0.50%	1.8%	12/31/2017	1.02	0	0	0.25%	2.0%	12/31/2017	1.02	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.3%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Financial Services Fund Z Class - 06-457
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$175,945	$150,014	10,494
Receivables: investments sold	40
Payables: investments purchased	-
Net assets	$175,985

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$175,985	94,875	$1.85
Band 100	-	-	1.90
Band 75	-	-	1.95
Band 50	-	-	2.00
Band 25	-	-	2.05
Band 0	-	-	2.10
Total	$175,985	94,875

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,389
Mortality & expense charges	(1,841)
Net investment income (loss)	(452)

Gain (loss) on investments:
Net realized gain (loss)	839
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	40,623
Net gain (loss)	41,462

Increase (decrease) in net assets from operations	$41,010

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(452)	$(1,163)
Net realized gain (loss)	839	10,641
Realized gain distributions	-	651
Net change in unrealized appreciation (depreciation)	40,623	(33,841)

Increase (decrease) in net assets from operations	41,010	(23,712)

Contract owner transactions:
Proceeds from units sold	34,676	76,238
Cost of units redeemed	(32,701)	(75,576)
Account charges	(14)	(35)
Increase (decrease)	1,961	627
Net increase (decrease)	42,971	(23,085)
Net assets, beginning	133,014	156,099
Net assets, ending	$175,985	$133,014

Units sold	20,868	44,882
Units redeemed	(20,698)	(45,058)
Net increase (decrease)	170	(176)
Units outstanding, beginning	94,705	94,881
Units outstanding, ending	94,875	94,705

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,075,320
Cost of units redeemed/account charges	(964,293)
Net investment income (loss)	4,471
Net realized gain (loss)	(29,003)
Realized gain distributions	63,559
Net change in unrealized appreciation (depreciation)	25,931
Net assets	$175,985

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.85	95	$176	1.25%	32.1%	12/31/2019	$1.90	0	$0	1.00%	32.4%	12/31/2019	$1.95	0	$0	0.75%	32.7%
12/31/2018	1.40	95	133	1.25%	-14.6%	12/31/2018	1.44	0	0	1.00%	-14.4%	12/31/2018	1.47	0	0	0.75%	-14.2%
12/31/2017	1.65	95	156	1.25%	22.0%	12/31/2017	1.68	0	0	1.00%	22.3%	12/31/2017	1.71	0	0	0.75%	22.6%
12/31/2016	1.35	203	274	1.25%	2.1%	12/31/2016	1.37	0	0	1.00%	2.3%	12/31/2016	1.40	0	0	0.75%	2.6%
12/31/2015	1.32	143	189	1.25%	-12.2%	12/31/2015	1.34	0	0	1.00%	-11.9%	12/31/2015	1.36	0	0	0.75%	-11.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.00	0	$0	0.50%	33.1%	12/31/2019	$2.05	0	$0	0.25%	33.4%	12/31/2019	$2.10	0	$0	0.00%	33.7%
12/31/2018	1.50	0	0	0.50%	-14.0%	12/31/2018	1.54	0	0	0.25%	-13.8%	12/31/2018	1.57	0	0	0.00%	-13.5%
12/31/2017	1.75	0	0	0.50%	22.9%	12/31/2017	1.78	0	0	0.25%	23.2%	12/31/2017	1.82	0	0	0.00%	23.5%
12/31/2016	1.42	0	0	0.50%	2.8%	12/31/2016	1.45	0	0	0.25%	3.1%	12/31/2016	1.47	0	0	0.00%	3.3%
12/31/2015	1.38	0	0	0.50%	-11.5%	12/31/2015	1.40	0	0	0.25%	-11.3%	12/31/2015	1.42	0	0	0.00%	-11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	0.6%
2017	1.1%
2016	2.1%
2015	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Global Real Estate Fund A Class - 06-531
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$508,194	$508,956	21,194
Receivables: investments sold	909
Payables: investments purchased	-
Net assets	$509,103

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$384,177	192,423	$2.00
Band 100	124,926	61,088	2.05
Band 75	-	-	2.09
Band 50	-	-	2.15
Band 25	-	-	2.20
Band 0	-	-	2.25
Total	$509,103	253,511

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$22,451
Mortality & expense charges	(6,622)
Net investment income (loss)	15,829

Gain (loss) on investments:
Net realized gain (loss)	13,532
Realized gain distributions	37,409
Net change in unrealized appreciation (depreciation)	45,447
Net gain (loss)	96,388

Increase (decrease) in net assets from operations	$112,217

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$15,829	$6,427
Net realized gain (loss)	13,532	(3,511)
Realized gain distributions	37,409	8,728
Net change in unrealized appreciation (depreciation)	45,447	(47,531)

Increase (decrease) in net assets from operations	112,217	(35,887)

Contract owner transactions:
Proceeds from units sold	74,077	95,862
Cost of units redeemed	(194,790)	(291,720)
Account charges	(147)	(206)
Increase (decrease)	(120,860)	(196,064)
Net increase (decrease)	(8,643)	(231,951)
Net assets, beginning	517,746	749,697
Net assets, ending	$509,103	$517,746

Units sold	39,337	56,125
Units redeemed	(102,367)	(168,892)
Net increase (decrease)	(63,030)	(112,767)
Units outstanding, beginning	316,541	429,308
Units outstanding, ending	253,511	316,541

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,389,173
Cost of units redeemed/account charges	(3,272,982)
Net investment income (loss)	102,815
Net realized gain (loss)	207,654
Realized gain distributions	83,205
Net change in unrealized appreciation (depreciation)	(762)
Net assets	$509,103

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.00	192	$384	1.25%	22.5%	12/31/2019	$2.05	61	$125	1.00%	22.9%	12/31/2019	$2.09	0	$0	0.75%	23.2%
12/31/2018	1.63	259	423	1.25%	-6.4%	12/31/2018	1.66	57	95	1.00%	-6.2%	12/31/2018	1.70	0	0	0.75%	-6.0%
12/31/2017	1.74	362	631	1.25%	9.7%	12/31/2017	1.77	67	119	1.00%	10.0%	12/31/2017	1.81	0	0	0.75%	10.2%
12/31/2016	1.59	380	603	1.25%	-0.7%	12/31/2016	1.61	92	148	1.00%	-0.5%	12/31/2016	1.64	0	0	0.75%	-0.2%
12/31/2015	1.60	468	749	1.25%	-1.4%	12/31/2015	1.62	108	174	1.00%	-1.2%	12/31/2015	1.64	0	0	0.75%	-0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.15	0	$0	0.50%	23.5%	12/31/2019	$2.20	0	$0	0.25%	23.8%	12/31/2019	$2.25	0	$0	0.00%	24.1%
12/31/2018	1.74	0	0	0.50%	-5.7%	12/31/2018	1.78	0	0	0.25%	-5.5%	12/31/2018	1.81	0	0	0.00%	-5.2%
12/31/2017	1.84	0	0	0.50%	10.5%	12/31/2017	1.88	0	0	0.25%	10.8%	12/31/2017	1.91	0	0	0.00%	11.1%
12/31/2016	1.67	0	0	0.50%	0.0%	12/31/2016	1.70	0	0	0.25%	0.3%	12/31/2016	1.72	0	0	0.00%	0.5%
12/31/2015	1.67	0	0	0.50%	-0.7%	12/31/2015	1.69	0	0	0.25%	-0.4%	12/31/2015	1.71	9	16	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.4%
2018	2.1%
2017	2.8%
2016	2.9%
2015	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Global Real Estate Fund Z Class - 06-526
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$706,336	$744,989	29,515
Receivables: investments sold	6,472
Payables: investments purchased	-
Net assets	$712,808

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$712,808	344,862	$2.07
Band 100	-	-	2.12
Band 75	-	-	2.17
Band 50	-	-	2.22
Band 25	-	-	2.28
Band 0	-	-	2.33
Total	$712,808	344,862

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$81,684
Mortality & expense charges	(46,564)
Net investment income (loss)	35,120

Gain (loss) on investments:
Net realized gain (loss)	612,065
Realized gain distributions	51,709
Net change in unrealized appreciation (depreciation)	237,261
Net gain (loss)	901,035

Increase (decrease) in net assets from operations	$936,155

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$35,120	$89,554
Net realized gain (loss)	612,065	52,539
Realized gain distributions	51,709	82,301
Net change in unrealized appreciation (depreciation)	237,261	(569,542)

Increase (decrease) in net assets from operations	936,155	(345,148)

Contract owner transactions:
Proceeds from units sold	1,055,369	1,507,766
Cost of units redeemed	(6,176,117)	(3,443,197)
Account charges	(11,192)	(21,362)
Increase (decrease)	(5,131,940)	(1,956,793)
Net increase (decrease)	(4,195,785)	(2,301,941)
Net assets, beginning	4,908,593	7,210,534
Net assets, ending	$712,808	$4,908,593

Units sold	546,794	1,015,164
Units redeemed	(3,128,949)	(2,135,139)
Net increase (decrease)	(2,582,155)	(1,119,975)
Units outstanding, beginning	2,927,017	4,046,992
Units outstanding, ending	344,862	2,927,017

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$29,102,475
Cost of units redeemed/account charges	(31,346,294)
Net investment income (loss)	1,009,054
Net realized gain (loss)	1,469,791
Realized gain distributions	516,435
Net change in unrealized appreciation (depreciation)	(38,653)
Net assets	$712,808

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.07	345	$713	1.25%	23.3%	12/31/2019	$2.12	0	$0	1.00%	23.6%	12/31/2019	$2.17	0	$0	0.75%	23.9%
12/31/2018	1.68	2,927	4,909	1.25%	-5.9%	12/31/2018	1.71	0	0	1.00%	-5.6%	12/31/2018	1.75	0	0	0.75%	-5.4%
12/31/2017	1.78	4,047	7,211	1.25%	10.0%	12/31/2017	1.82	0	0	1.00%	10.3%	12/31/2017	1.85	0	0	0.75%	10.6%
12/31/2016	1.62	4,632	7,501	1.25%	-0.4%	12/31/2016	1.65	0	0	1.00%	-0.1%	12/31/2016	1.67	0	0	0.75%	0.1%
12/31/2015	1.63	4,126	6,707	1.25%	-1.2%	12/31/2015	1.65	0	0	1.00%	-0.9%	12/31/2015	1.67	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.22	0	$0	0.50%	24.2%	12/31/2019	$2.28	0	$0	0.25%	24.5%	12/31/2019	$2.33	0	$0	0.00%	24.8%
12/31/2018	1.79	0	0	0.50%	-5.2%	12/31/2018	1.83	0	0	0.25%	-4.9%	12/31/2018	1.87	0	0	0.00%	-4.7%
12/31/2017	1.89	0	0	0.50%	10.9%	12/31/2017	1.92	0	0	0.25%	11.1%	12/31/2017	1.96	0	0	0.00%	11.4%
12/31/2016	1.70	0	0	0.50%	0.4%	12/31/2016	1.73	0	0	0.25%	0.6%	12/31/2016	1.76	1,334	2,346	0.00%	0.9%
12/31/2015	1.70	0	0	0.50%	-0.4%	12/31/2015	1.72	0	0	0.25%	-0.2%	12/31/2015	1.74	1,264	2,203	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.9%
2018	2.7%
2017	2.6%
2016	3.3%
2015	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM High Yield Fund A Class - 06-533
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,252,907	$4,173,819	768,094
Receivables: investments sold	33,061
Payables: investments purchased	-
Net assets	$4,285,968

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,226,405	1,813,936	$1.78
Band 100	741,710	407,135	1.82
Band 75	-	-	1.87
Band 50	-	-	1.91
Band 25	-	-	1.96
Band 0	317,853	158,505	2.01
Total	$4,285,968	2,379,576

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$252,541
Mortality & expense charges	(46,422)
Net investment income (loss)	206,119

Gain (loss) on investments:
Net realized gain (loss)	(8,772)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	365,805
Net gain (loss)	357,033

Increase (decrease) in net assets from operations	$563,152

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$206,119	$221,090
Net realized gain (loss)	(8,772)	(35,154)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	365,805	(296,405)

Increase (decrease) in net assets from operations	563,152	(110,469)

Contract owner transactions:
Proceeds from units sold	900,560	889,391
Cost of units redeemed	(1,128,959)	(2,136,647)
Account charges	(2,322)	(2,843)
Increase (decrease)	(230,721)	(1,250,099)
Net increase (decrease)	332,431	(1,360,568)
Net assets, beginning	3,953,537	5,314,105
Net assets, ending	$4,285,968	$3,953,537

Units sold	529,081	562,106
Units redeemed	(670,009)	(1,338,018)
Net increase (decrease)	(140,928)	(775,912)
Units outstanding, beginning	2,520,504	3,296,416
Units outstanding, ending	2,379,576	2,520,504

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$17,003,550
Cost of units redeemed/account charges	(14,402,274)
Net investment income (loss)	1,779,710
Net realized gain (loss)	(174,106)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	79,088
Net assets	$4,285,968

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.78	1,814	$3,226	1.25%	14.4%	12/31/2019	$1.82	407	$742	1.00%	14.7%	12/31/2019	$1.87	0	$0	0.75%	15.0%
12/31/2018	1.55	1,926	2,994	1.25%	-2.8%	12/31/2018	1.59	491	780	1.00%	-2.6%	12/31/2018	1.62	0	0	0.75%	-2.3%
12/31/2017	1.60	2,322	3,713	1.25%	6.2%	12/31/2017	1.63	883	1,439	1.00%	6.4%	12/31/2017	1.66	0	0	0.75%	6.7%
12/31/2016	1.51	2,652	3,996	1.25%	13.6%	12/31/2016	1.53	874	1,339	1.00%	13.9%	12/31/2016	1.56	0	0	0.75%	14.2%
12/31/2015	1.33	3,043	4,036	1.25%	-4.1%	12/31/2015	1.34	853	1,148	1.00%	-3.8%	12/31/2015	1.36	0	0	0.75%	-3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.91	0	$0	0.50%	15.3%	12/31/2019	$1.96	0	$0	0.25%	15.6%	12/31/2019	$2.01	159	$318	0.00%	15.8%
12/31/2018	1.66	0	0	0.50%	-2.1%	12/31/2018	1.69	0	0	0.25%	-1.8%	12/31/2018	1.73	103	179	0.00%	-1.6%
12/31/2017	1.69	0	0	0.50%	7.0%	12/31/2017	1.73	0	0	0.25%	7.2%	12/31/2017	1.76	92	162	0.00%	7.5%
12/31/2016	1.58	0	0	0.50%	14.5%	12/31/2016	1.61	0	0	0.25%	14.7%	12/31/2016	1.64	150	245	0.00%	15.0%
12/31/2015	1.38	0	0	0.50%	-3.4%	12/31/2015	1.40	0	0	0.25%	-3.1%	12/31/2015	1.42	134	191	0.00%	-2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	6.1%
2018	5.9%
2017	6.2%
2016	6.4%
2015	6.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM High Yield Fund Z Class - 06-532
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,627,938	$17,253,032	3,156,427
Receivables: investments sold	16,492
Payables: investments purchased	-
Net assets	$17,644,430

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,362,596	8,962,579	$1.83
Band 100	-	-	1.87
Band 75	-	-	1.92
Band 50	-	-	1.96
Band 25	-	-	2.01
Band 0	1,281,834	622,760	2.06
Total	$17,644,430	9,585,339

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,152,987
Mortality & expense charges	(210,186)
Net investment income (loss)	942,801

Gain (loss) on investments:
Net realized gain (loss)	12,027
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,507,421
Net gain (loss)	1,519,448

Increase (decrease) in net assets from operations	$2,462,249

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$942,801	$1,054,292
Net realized gain (loss)	12,027	(89,963)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,507,421	(1,388,566)

Increase (decrease) in net assets from operations	2,462,249	(424,237)

Contract owner transactions:
Proceeds from units sold	3,144,244	6,117,374
Cost of units redeemed	(5,068,958)	(10,747,571)
Account charges	(7,162)	(8,189)
Increase (decrease)	(1,931,876)	(4,638,386)
Net increase (decrease)	530,373	(5,062,623)
Net assets, beginning	17,114,057	22,176,680
Net assets, ending	$17,644,430	$17,114,057

Units sold	1,830,257	3,751,911
Units redeemed	(2,919,739)	(6,597,704)
Net increase (decrease)	(1,089,482)	(2,845,793)
Units outstanding, beginning	10,674,821	13,520,614
Units outstanding, ending	9,585,339	10,674,821

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$56,149,130
Cost of units redeemed/account charges	(44,900,020)
Net investment income (loss)	6,299,910
Net realized gain (loss)	(279,496)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	374,906
Net assets	$17,644,430

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.83	8,963	$16,363	1.25%	14.7%	12/31/2019	$1.87	0	$0	1.00%	15.0%	12/31/2019	$1.92	0	$0	0.75%	15.3%
12/31/2018	1.59	10,008	15,933	1.25%	-2.5%	12/31/2018	1.63	0	0	1.00%	-2.3%	12/31/2018	1.66	0	0	0.75%	-2.0%
12/31/2017	1.63	12,944	21,141	1.25%	6.4%	12/31/2017	1.66	0	0	1.00%	6.7%	12/31/2017	1.70	0	0	0.75%	7.0%
12/31/2016	1.53	12,543	19,246	1.25%	13.9%	12/31/2016	1.56	0	0	1.00%	14.2%	12/31/2016	1.59	0	0	0.75%	14.5%
12/31/2015	1.35	11,179	15,056	1.25%	-3.8%	12/31/2015	1.37	0	0	1.00%	-3.6%	12/31/2015	1.39	0	0	0.75%	-3.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.96	0	$0	0.50%	15.5%	12/31/2019	$2.01	0	$0	0.25%	15.8%	12/31/2019	$2.06	623	$1,282	0.00%	16.1%
12/31/2018	1.70	0	0	0.50%	-1.8%	12/31/2018	1.73	0	0	0.25%	-1.5%	12/31/2018	1.77	666	1,181	0.00%	-1.3%
12/31/2017	1.73	0	0	0.50%	7.2%	12/31/2017	1.76	0	0	0.25%	7.5%	12/31/2017	1.80	577	1,036	0.00%	7.8%
12/31/2016	1.61	0	0	0.50%	14.8%	12/31/2016	1.64	0	0	0.25%	15.1%	12/31/2016	1.67	772	1,286	0.00%	15.3%
12/31/2015	1.40	0	0	0.50%	-3.1%	12/31/2015	1.42	0	0	0.25%	-2.8%	12/31/2015	1.44	190	274	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	6.6%
2018	6.6%
2017	6.2%
2016	6.3%
2015	6.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison 20-20 Focus A Class - 06-536
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$334,151	$334,165	22,224
Receivables: investments sold	-
Payables: investments purchased	(121)
Net assets	$334,030

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$170,515	66,732	$2.56
Band 100	163,515	62,474	2.62
Band 75	-	-	2.68
Band 50	-	-	2.75
Band 25	-	-	2.81
Band 0	-	-	2.88
Total	$334,030	129,206

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$778
Mortality & expense charges	(3,583)
Net investment income (loss)	(2,805)

Gain (loss) on investments:
Net realized gain (loss)	(7,399)
Realized gain distributions	22,592
Net change in unrealized appreciation (depreciation)	62,011
Net gain (loss)	77,204

Increase (decrease) in net assets from operations	$74,399

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,805)	$(2,607)
Net realized gain (loss)	(7,399)	(8,158)
Realized gain distributions	22,592	26,238
Net change in unrealized appreciation (depreciation)	62,011	(36,519)

Increase (decrease) in net assets from operations	74,399	(21,046)

Contract owner transactions:
Proceeds from units sold	22,251	35,771
Cost of units redeemed	(50,512)	(49,901)
Account charges	(241)	(10)
Increase (decrease)	(28,502)	(14,140)
Net increase (decrease)	45,897	(35,186)
Net assets, beginning	288,133	323,319
Net assets, ending	$334,030	$288,133

Units sold	9,613	15,644
Units redeemed	(21,968)	(23,117)
Net increase (decrease)	(12,355)	(7,473)
Units outstanding, beginning	141,561	149,034
Units outstanding, ending	129,206	141,561

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$877,207
Cost of units redeemed/account charges	(785,068)
Net investment income (loss)	(27,899)
Net realized gain (loss)	(18,715)
Realized gain distributions	288,519
Net change in unrealized appreciation (depreciation)	(14)
Net assets	$334,030

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.56	67	$171	1.25%	27.0%	12/31/2019	$2.62	62	$164	1.00%	27.3%	12/31/2019	$2.68	0	$0	0.75%	27.6%
12/31/2018	2.01	68	136	1.25%	-6.3%	12/31/2018	2.06	74	152	1.00%	-6.1%	12/31/2018	2.10	0	0	0.75%	-5.8%
12/31/2017	2.15	73	156	1.25%	25.0%	12/31/2017	2.19	76	167	1.00%	25.3%	12/31/2017	2.23	0	0	0.75%	25.6%
12/31/2016	1.72	85	145	1.25%	1.9%	12/31/2016	1.75	79	138	1.00%	2.1%	12/31/2016	1.78	0	0	0.75%	2.4%
12/31/2015	1.69	109	183	1.25%	3.2%	12/31/2015	1.71	87	149	1.00%	3.5%	12/31/2015	1.73	0	0	0.75%	3.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.75	0	$0	0.50%	27.9%	12/31/2019	$2.81	0	$0	0.25%	28.2%	12/31/2019	$2.88	0	$0	0.00%	28.6%
12/31/2018	2.15	0	0	0.50%	-5.6%	12/31/2018	2.19	0	0	0.25%	-5.4%	12/31/2018	2.24	0	0	0.00%	-5.1%
12/31/2017	2.27	0	0	0.50%	26.0%	12/31/2017	2.32	0	0	0.25%	26.3%	12/31/2017	2.36	0	0	0.00%	26.6%
12/31/2016	1.81	0	0	0.50%	2.6%	12/31/2016	1.84	0	0	0.25%	2.9%	12/31/2016	1.87	0	0	0.00%	3.2%
12/31/2015	1.76	0	0	0.50%	4.0%	12/31/2015	1.78	0	0	0.25%	4.2%	12/31/2015	1.81	0	0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.3%
2018	0.4%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison 20-20 Focus Z Class - 06-534 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.63
Band 100	-	-	2.70
Band 75	-	-	2.76
Band 50	-	-	2.83
Band 25	-	-	2.90
Band 0	-	-	2.97
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$531,215
Cost of units redeemed/account charges	(627,596)
Net investment income (loss)	(12,945)
Net realized gain (loss)	20,953
Realized gain distributions	88,373
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.63	0	$0	1.25%	27.4%	12/31/2019	$2.70	0	$0	1.00%	27.8%	12/31/2019	$2.76	0	$0	0.75%	28.1%
12/31/2018	2.07	0	0	1.25%	-6.0%	12/31/2018	2.11	0	0	1.00%	-5.8%	12/31/2018	2.16	0	0	0.75%	-5.5%
12/31/2017	2.20	0	0	1.25%	25.3%	12/31/2017	2.24	0	0	1.00%	25.6%	12/31/2017	2.28	0	0	0.75%	26.0%
12/31/2016	1.75	0	0	1.25%	2.2%	12/31/2016	1.78	0	0	1.00%	2.5%	12/31/2016	1.81	0	0	0.75%	2.8%
12/31/2015	1.71	3	5	1.25%	3.5%	12/31/2015	1.74	0	0	1.00%	3.7%	12/31/2015	1.76	0	0	0.75%	4.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.83	0	$0	0.50%	28.4%	12/31/2019	$2.90	0	$0	0.25%	28.7%	12/31/2019	$2.97	0	$0	0.00%	29.0%
12/31/2018	2.20	0	0	0.50%	-5.3%	12/31/2018	2.25	0	0	0.25%	-5.1%	12/31/2018	2.30	0	0	0.00%	-4.8%
12/31/2017	2.33	0	0	0.50%	26.3%	12/31/2017	2.37	0	0	0.25%	26.6%	12/31/2017	2.42	0	0	0.00%	26.9%
12/31/2016	1.84	0	0	0.50%	3.0%	12/31/2016	1.87	0	0	0.25%	3.3%	12/31/2016	1.90	0	0	0.00%	3.5%
12/31/2015	1.79	0	0	0.50%	4.2%	12/31/2015	1.81	0	0	0.25%	4.5%	12/31/2015	1.84	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Health Sciences Fund A Class - 06-458
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,218,884	$1,161,007	27,871
Receivables: investments sold	-
Payables: investments purchased	(335)
Net assets	$1,218,549

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$882,085	205,366	$4.30
Band 100	336,464	76,395	4.40
Band 75	-	-	4.52
Band 50	-	-	4.63
Band 25	-	-	4.75
Band 0	-	-	4.87
Total	$1,218,549	281,761

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(20,959)
Net investment income (loss)	(20,959)

Gain (loss) on investments:
Net realized gain (loss)	(125,592)
Realized gain distributions	49,580
Net change in unrealized appreciation (depreciation)	351,864
Net gain (loss)	275,852

Increase (decrease) in net assets from operations	$254,893

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(20,959)	$(26,244)
Net realized gain (loss)	(125,592)	25,842
Realized gain distributions	49,580	211,362
Net change in unrealized appreciation (depreciation)	351,864	(308,670)

Increase (decrease) in net assets from operations	254,893	(97,710)

Contract owner transactions:
Proceeds from units sold	434,512	457,328
Cost of units redeemed	(1,378,979)	(531,012)
Account charges	(418)	(313)
Increase (decrease)	(944,885)	(73,997)
Net increase (decrease)	(689,992)	(171,707)
Net assets, beginning	1,908,541	2,080,248
Net assets, ending	$1,218,549	$1,908,541

Units sold	128,679	109,968
Units redeemed	(362,749)	(128,094)
Net increase (decrease)	(234,070)	(18,126)
Units outstanding, beginning	515,831	533,957
Units outstanding, ending	281,761	515,831

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$9,247,048
Cost of units redeemed/account charges	(9,235,749)
Net investment income (loss)	(198,653)
Net realized gain (loss)	(145,608)
Realized gain distributions	1,493,634
Net change in unrealized appreciation (depreciation)	57,877
Net assets	$1,218,549

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.30	205	$882	1.25%	16.8%	12/31/2019	$4.40	76	$336	1.00%	17.1%	12/31/2019	$4.52	0	$0	0.75%	17.4%
12/31/2018	3.68	381	1,403	1.25%	-4.9%	12/31/2018	3.76	134	505	1.00%	-4.7%	12/31/2018	3.85	0	0	0.75%	-4.4%
12/31/2017	3.87	341	1,317	1.25%	29.4%	12/31/2017	3.95	193	763	1.00%	29.7%	12/31/2017	4.03	0	0	0.75%	30.0%
12/31/2016	2.99	492	1,471	1.25%	-15.7%	12/31/2016	3.04	201	612	1.00%	-15.5%	12/31/2016	3.10	0	0	0.75%	-15.3%
12/31/2015	3.55	828	2,935	1.25%	3.7%	12/31/2015	3.60	341	1,227	1.00%	4.0%	12/31/2015	3.66	0	0	0.75%	4.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.63	0	$0	0.50%	17.7%	12/31/2019	$4.75	0	$0	0.25%	18.0%	12/31/2019	$4.87	0	$0	0.00%	18.2%
12/31/2018	3.94	0	0	0.50%	-4.2%	12/31/2018	4.03	0	0	0.25%	-3.9%	12/31/2018	4.12	0	0	0.00%	-3.7%
12/31/2017	4.11	0	0	0.50%	30.4%	12/31/2017	4.19	0	0	0.25%	30.7%	12/31/2017	4.28	0	0	0.00%	31.0%
12/31/2016	3.15	0	0	0.50%	-15.1%	12/31/2016	3.21	0	0	0.25%	-14.9%	12/31/2016	3.26	0	0	0.00%	-14.7%
12/31/2015	3.71	0	0	0.50%	4.5%	12/31/2015	3.77	0	0	0.25%	4.8%	12/31/2015	3.82	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Health Sciences Fund Z Class - 06-459
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,725,212	$1,563,512	35,133
Receivables: investments sold	-
Payables: investments purchased	(161)
Net assets	$1,725,051

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,725,051	390,002	$4.42
Band 100	-	-	4.54
Band 75	-	-	4.65
Band 50	-	-	4.77
Band 25	-	-	4.89
Band 0	-	-	5.01
Total	$1,725,051	390,002

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(84,765)
Net investment income (loss)	(84,765)

Gain (loss) on investments:
Net realized gain (loss)	42,847
Realized gain distributions	49,607
Net change in unrealized appreciation (depreciation)	846,552
Net gain (loss)	939,006

Increase (decrease) in net assets from operations	$854,241

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(84,765)	$(86,201)
Net realized gain (loss)	42,847	122,507
Realized gain distributions	49,607	643,905
Net change in unrealized appreciation (depreciation)	846,552	(1,051,103)

Increase (decrease) in net assets from operations	854,241	(370,892)

Contract owner transactions:
Proceeds from units sold	1,110,281	1,848,657
Cost of units redeemed	(6,660,482)	(1,101,242)
Account charges	(509)	(498)
Increase (decrease)	(5,550,710)	746,917
Net increase (decrease)	(4,696,469)	376,025
Net assets, beginning	6,421,520	6,045,495
Net assets, ending	$1,725,051	$6,421,520

Units sold	270,337	430,964
Units redeemed	(1,580,475)	(257,652)
Net increase (decrease)	(1,310,138)	173,312
Units outstanding, beginning	1,700,140	1,526,828
Units outstanding, ending	390,002	1,700,140

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$10,908,088
Cost of units redeemed/account charges	(11,654,872)
Net investment income (loss)	(392,127)
Net realized gain (loss)	455,902
Realized gain distributions	2,246,360
Net change in unrealized appreciation (depreciation)	161,700
Net assets	$1,725,051

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.42	390	$1,725	1.25%	17.1%	12/31/2019	$4.54	0	$0	1.00%	17.4%	12/31/2019	$4.65	0	$0	0.75%	17.7%
12/31/2018	3.78	1,700	6,422	1.25%	-4.6%	12/31/2018	3.86	0	0	1.00%	-4.4%	12/31/2018	3.95	0	0	0.75%	-4.1%
12/31/2017	3.96	1,527	6,045	1.25%	29.8%	12/31/2017	4.04	0	0	1.00%	30.1%	12/31/2017	4.12	0	0	0.75%	30.4%
12/31/2016	3.05	1,349	4,116	1.25%	-15.5%	12/31/2016	3.11	0	0	1.00%	-15.3%	12/31/2016	3.16	0	0	0.75%	-15.0%
12/31/2015	3.61	1,306	4,713	1.25%	4.0%	12/31/2015	3.66	0	0	1.00%	4.3%	12/31/2015	3.72	0	0	0.75%	4.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.77	0	$0	0.50%	18.0%	12/31/2019	$4.89	0	$0	0.25%	18.3%	12/31/2019	$5.01	0	$0	0.00%	18.6%
12/31/2018	4.04	0	0	0.50%	-3.9%	12/31/2018	4.13	0	0	0.25%	-3.6%	12/31/2018	4.23	0	0	0.00%	-3.4%
12/31/2017	4.21	0	0	0.50%	30.7%	12/31/2017	4.29	0	0	0.25%	31.1%	12/31/2017	4.38	0	0	0.00%	31.4%
12/31/2016	3.22	0	0	0.50%	-14.8%	12/31/2016	3.27	0	0	0.25%	-14.6%	12/31/2016	3.33	0	0	0.00%	-14.4%
12/31/2015	3.78	0	0	0.50%	4.8%	12/31/2015	3.83	0	0	0.25%	5.1%	12/31/2015	3.89	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Mid Cap Growth Fund A Class - 06-461
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,331,664	$2,896,086	105,646
Receivables: investments sold	-
Payables: investments purchased	(14,828)
Net assets	$2,316,836

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,413,647	513,527	$2.75
Band 100	903,189	319,968	2.82
Band 75	-	-	2.89
Band 50	-	-	2.97
Band 25	-	-	3.04
Band 0	-	-	3.12
Total	$2,316,836	833,495

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(26,023)
Net investment income (loss)	(26,023)

Gain (loss) on investments:
Net realized gain (loss)	(182,412)
Realized gain distributions	661,063
Net change in unrealized appreciation (depreciation)	219,844
Net gain (loss)	698,495

Increase (decrease) in net assets from operations	$672,472

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(26,023)	$(36,640)
Net realized gain (loss)	(182,412)	2,030
Realized gain distributions	661,063	603,870
Net change in unrealized appreciation (depreciation)	219,844	(728,106)

Increase (decrease) in net assets from operations	672,472	(158,846)

Contract owner transactions:
Proceeds from units sold	441,334	369,165
Cost of units redeemed	(779,077)	(2,909,968)
Account charges	(1,092)	(996)
Increase (decrease)	(338,835)	(2,541,799)
Net increase (decrease)	333,637	(2,700,645)
Net assets, beginning	1,983,199	4,683,844
Net assets, ending	$2,316,836	$1,983,199

Units sold	195,718	163,877
Units redeemed	(329,712)	(1,270,242)
Net increase (decrease)	(133,994)	(1,106,365)
Units outstanding, beginning	967,489	2,073,854
Units outstanding, ending	833,495	967,489

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$14,517,234
Cost of units redeemed/account charges	(15,078,879)
Net investment income (loss)	(415,144)
Net realized gain (loss)	285,212
Realized gain distributions	3,572,835
Net change in unrealized appreciation (depreciation)	(564,422)
Net assets	$2,316,836

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.75	514	$1,414	1.25%	35.5%	12/31/2019	$2.82	320	$903	1.00%	35.8%	12/31/2019	$2.89	0	$0	0.75%	36.1%
12/31/2018	2.03	602	1,223	1.25%	-9.6%	12/31/2018	2.08	366	760	1.00%	-9.4%	12/31/2018	2.13	0	0	0.75%	-9.1%
12/31/2017	2.25	1,595	3,585	1.25%	20.8%	12/31/2017	2.29	479	1,099	1.00%	21.1%	12/31/2017	2.34	0	0	0.75%	21.4%
12/31/2016	1.86	1,968	3,664	1.25%	2.5%	12/31/2016	1.89	630	1,194	1.00%	2.8%	12/31/2016	1.93	0	0	0.75%	3.1%
12/31/2015	1.82	2,751	4,993	1.25%	-3.9%	12/31/2015	1.84	632	1,164	1.00%	-3.7%	12/31/2015	1.87	0	0	0.75%	-3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.97	0	$0	0.50%	36.5%	12/31/2019	$3.04	0	$0	0.25%	36.8%	12/31/2019	$3.12	0	$0	0.00%	37.2%
12/31/2018	2.17	0	0	0.50%	-8.9%	12/31/2018	2.22	0	0	0.25%	-8.7%	12/31/2018	2.28	0	0	0.00%	-8.5%
12/31/2017	2.39	0	0	0.50%	21.7%	12/31/2017	2.44	0	0	0.25%	22.0%	12/31/2017	2.49	0	0	0.00%	22.3%
12/31/2016	1.96	0	0	0.50%	3.3%	12/31/2016	2.00	0	0	0.25%	3.6%	12/31/2016	2.03	0	0	0.00%	3.8%
12/31/2015	1.90	0	0	0.50%	-3.2%	12/31/2015	1.93	0	0	0.25%	-3.0%	12/31/2015	1.96	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Mid Cap Growth Fund Z Class - 06-462
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,811,814	$4,120,162	148,077
Receivables: investments sold	-
Payables: investments purchased	(15,100)
Net assets	$3,796,714

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,796,714	1,339,921	$2.83
Band 100	-	-	2.91
Band 75	-	-	2.98
Band 50	-	-	3.06
Band 25	-	-	3.13
Band 0	-	-	3.21
Total	$3,796,714	1,339,921

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(64,439)
Net investment income (loss)	(64,439)

Gain (loss) on investments:
Net realized gain (loss)	(2,097,266)
Realized gain distributions	970,159
Net change in unrealized appreciation (depreciation)	3,040,475
Net gain (loss)	1,913,368

Increase (decrease) in net assets from operations	$1,848,929

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(64,439)	$(145,868)
Net realized gain (loss)	(2,097,266)	222,036
Realized gain distributions	970,159	2,794,924
Net change in unrealized appreciation (depreciation)	3,040,475	(3,805,210)

Increase (decrease) in net assets from operations	1,848,929	(934,118)

Contract owner transactions:
Proceeds from units sold	1,740,559	2,035,606
Cost of units redeemed	(9,280,390)	(4,480,428)
Account charges	(777)	(3,348)
Increase (decrease)	(7,540,608)	(2,448,170)
Net increase (decrease)	(5,691,679)	(3,382,288)
Net assets, beginning	9,488,393	12,870,681
Net assets, ending	$3,796,714	$9,488,393

Units sold	665,761	876,452
Units redeemed	(3,873,500)	(1,919,934)
Net increase (decrease)	(3,207,739)	(1,043,482)
Units outstanding, beginning	4,547,660	5,591,142
Units outstanding, ending	1,339,921	4,547,660

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$43,387,199
Cost of units redeemed/account charges	(49,911,432)
Net investment income (loss)	(1,249,409)
Net realized gain (loss)	1,268,219
Realized gain distributions	10,610,485
Net change in unrealized appreciation (depreciation)	(308,348)
Net assets	$3,796,714

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.83	1,340	$3,797	1.25%	35.8%	12/31/2019	$2.91	0	$0	1.00%	36.1%	12/31/2019	$2.98	0	$0	0.75%	36.5%
12/31/2018	2.09	4,548	9,488	1.25%	-9.4%	12/31/2018	2.13	0	0	1.00%	-9.1%	12/31/2018	2.18	0	0	0.75%	-8.9%
12/31/2017	2.30	5,591	12,871	1.25%	21.1%	12/31/2017	2.35	0	0	1.00%	21.5%	12/31/2017	2.40	0	0	0.75%	21.8%
12/31/2016	1.90	8,300	15,771	1.25%	2.8%	12/31/2016	1.93	0	0	1.00%	3.1%	12/31/2016	1.97	0	0	0.75%	3.3%
12/31/2015	1.85	8,574	15,842	1.25%	-3.6%	12/31/2015	1.88	0	0	1.00%	-3.4%	12/31/2015	1.90	0	0	0.75%	-3.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.06	0	$0	0.50%	36.8%	12/31/2019	$3.13	0	$0	0.25%	37.2%	12/31/2019	$3.21	0	$0	0.00%	37.5%
12/31/2018	2.23	0	0	0.50%	-8.7%	12/31/2018	2.28	0	0	0.25%	-8.4%	12/31/2018	2.34	0	0	0.00%	-8.2%
12/31/2017	2.44	0	0	0.50%	22.1%	12/31/2017	2.49	0	0	0.25%	22.4%	12/31/2017	2.54	0	0	0.00%	22.7%
12/31/2016	2.00	0	0	0.50%	3.6%	12/31/2016	2.04	0	0	0.25%	3.9%	12/31/2016	2.07	1,433	2,974	0.00%	4.1%
12/31/2015	1.93	0	0	0.50%	-2.9%	12/31/2015	1.96	0	0	0.25%	-2.6%	12/31/2015	1.99	1,384	2,757	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Natural Resources Fund A Class - 06-453
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$283,448	$322,452	8,958
Receivables: investments sold	172
Payables: investments purchased	-
Net assets	$283,620

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$250,539	369,439	$0.68
Band 100	33,081	47,573	0.70
Band 75	-	-	0.71
Band 50	-	-	0.73
Band 25	-	-	0.75
Band 0	-	-	0.77
Total	$283,620	417,012

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,928
Mortality & expense charges	(3,511)
Net investment income (loss)	1,417

Gain (loss) on investments:
Net realized gain (loss)	(11,134)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	49,100
Net gain (loss)	37,966

Increase (decrease) in net assets from operations	$39,383

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,417	$(419)
Net realized gain (loss)	(11,134)	2,833
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	49,100	(114,157)

Increase (decrease) in net assets from operations	39,383	(111,743)

Contract owner transactions:
Proceeds from units sold	19,233	23,280
Cost of units redeemed	(49,565)	(63,559)
Account charges	(86)	(166)
Increase (decrease)	(30,418)	(40,445)
Net increase (decrease)	8,965	(152,188)
Net assets, beginning	274,655	426,843
Net assets, ending	$283,620	$274,655

Units sold	34,097	30,014
Units redeemed	(81,974)	(79,977)
Net increase (decrease)	(47,877)	(49,963)
Units outstanding, beginning	464,889	514,852
Units outstanding, ending	417,012	464,889

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,136,901
Cost of units redeemed/account charges	(2,445,987)
Net investment income (loss)	(44,235)
Net realized gain (loss)	(324,366)
Realized gain distributions	311
Net change in unrealized appreciation (depreciation)	(39,004)
Net assets	$283,620

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.68	369	$251	1.25%	15.1%	12/31/2019	$0.70	48	$33	1.00%	15.4%	12/31/2019	$0.71	0	$0	0.75%	15.6%
12/31/2018	0.59	416	245	1.25%	-28.7%	12/31/2018	0.60	49	30	1.00%	-28.6%	12/31/2018	0.62	0	0	0.75%	-28.4%
12/31/2017	0.83	455	377	1.25%	3.7%	12/31/2017	0.84	59	50	1.00%	3.9%	12/31/2017	0.86	0	0	0.75%	4.2%
12/31/2016	0.80	629	502	1.25%	32.6%	12/31/2016	0.81	171	139	1.00%	32.9%	12/31/2016	0.83	0	0	0.75%	33.2%
12/31/2015	0.60	805	485	1.25%	-30.3%	12/31/2015	0.61	76	46	1.00%	-30.1%	12/31/2015	0.62	0	0	0.75%	-29.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.73	0	$0	0.50%	15.9%	12/31/2019	$0.75	0	$0	0.25%	16.2%	12/31/2019	$0.77	0	$0	0.00%	16.5%
12/31/2018	0.63	0	0	0.50%	-28.2%	12/31/2018	0.65	0	0	0.25%	-28.0%	12/31/2018	0.66	0	0	0.00%	-27.8%
12/31/2017	0.88	0	0	0.50%	4.4%	12/31/2017	0.90	0	0	0.25%	4.7%	12/31/2017	0.91	0	0	0.00%	5.0%
12/31/2016	0.84	0	0	0.50%	33.6%	12/31/2016	0.86	0	0	0.25%	33.9%	12/31/2016	0.87	0	0	0.00%	34.2%
12/31/2015	0.63	0	0	0.50%	-29.8%	12/31/2015	0.64	0	0	0.25%	-29.6%	12/31/2015	0.65	59	38	0.00%	-29.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.8%
2018	1.2%
2017	0.0%
2016	1.1%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Natural Resources Fund Z Class - 06-454
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$100,829	$98,606	3,067
Receivables: investments sold	482
Payables: investments purchased	-
Net assets	$101,311

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$101,311	144,595	$0.70
Band 100	-	-	0.72
Band 75	-	-	0.74
Band 50	-	-	0.76
Band 25	-	-	0.77
Band 0	-	-	0.79
Total	$101,311	144,595

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,398
Mortality & expense charges	(4,687)
Net investment income (loss)	(289)

Gain (loss) on investments:
Net realized gain (loss)	(85,147)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	135,048
Net gain (loss)	49,901

Increase (decrease) in net assets from operations	$49,612

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(289)	$(2,220)
Net realized gain (loss)	(85,147)	48,978
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	135,048	(220,536)

Increase (decrease) in net assets from operations	49,612	(173,778)

Contract owner transactions:
Proceeds from units sold	53,573	306,426
Cost of units redeemed	(407,351)	(667,241)
Account charges	(227)	(879)
Increase (decrease)	(354,005)	(361,694)
Net increase (decrease)	(304,393)	(535,472)
Net assets, beginning	405,704	941,176
Net assets, ending	$101,311	$405,704

Units sold	80,154	370,601
Units redeemed	(604,775)	(812,046)
Net increase (decrease)	(524,621)	(441,445)
Units outstanding, beginning	669,216	1,110,661
Units outstanding, ending	144,595	669,216

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,550,990
Cost of units redeemed/account charges	(4,905,491)
Net investment income (loss)	(77,274)
Net realized gain (loss)	(469,687)
Realized gain distributions	550
Net change in unrealized appreciation (depreciation)	2,223
Net assets	$101,311

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.70	145	$101	1.25%	15.6%	12/31/2019	$0.72	0	$0	1.00%	15.9%	12/31/2019	$0.74	0	$0	0.75%	16.2%
12/31/2018	0.61	669	406	1.25%	-28.5%	12/31/2018	0.62	0	0	1.00%	-28.3%	12/31/2018	0.63	0	0	0.75%	-28.1%
12/31/2017	0.85	1,111	941	1.25%	4.0%	12/31/2017	0.86	0	0	1.00%	4.2%	12/31/2017	0.88	0	0	0.75%	4.5%
12/31/2016	0.81	1,175	958	1.25%	33.0%	12/31/2016	0.83	0	0	1.00%	33.3%	12/31/2016	0.84	0	0	0.75%	33.6%
12/31/2015	0.61	1,794	1,099	1.25%	-30.1%	12/31/2015	0.62	0	0	1.00%	-29.9%	12/31/2015	0.63	0	0	0.75%	-29.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.76	0	$0	0.50%	16.4%	12/31/2019	$0.77	0	$0	0.25%	16.7%	12/31/2019	$0.79	0	$0	0.00%	17.0%
12/31/2018	0.65	0	0	0.50%	-27.9%	12/31/2018	0.66	0	0	0.25%	-27.7%	12/31/2018	0.68	0	0	0.00%	-27.6%
12/31/2017	0.90	0	0	0.50%	4.8%	12/31/2017	0.92	0	0	0.25%	5.0%	12/31/2017	0.94	0	0	0.00%	5.3%
12/31/2016	0.86	0	0	0.50%	33.9%	12/31/2016	0.87	0	0	0.25%	34.3%	12/31/2016	0.89	0	0	0.00%	34.6%
12/31/2015	0.64	0	0	0.50%	-29.6%	12/31/2015	0.65	0	0	0.25%	-29.4%	12/31/2015	0.66	0	0	0.00%	-29.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
2018	1.1%
2017	0.0%
2016	1.7%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Focused Growth Fund A Class - 06-079 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.97
Band 100	-	-	2.00
Band 75	-	-	2.02
Band 50	-	-	2.05
Band 25	-	-	2.08
Band 0	-	-	2.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.97	0	$0	1.25%	30.7%	12/31/2019	$2.00	0	$0	1.00%	31.1%	12/31/2019	$2.02	0	$0	0.75%	31.4%
12/31/2018	1.51	0	0	1.25%	1.0%	12/31/2018	1.52	0	0	1.00%	1.2%	12/31/2018	1.54	0	0	0.75%	1.5%
12/31/2017	1.49	0	0	1.25%	34.2%	12/31/2017	1.50	0	0	1.00%	34.5%	12/31/2017	1.52	0	0	0.75%	34.8%
12/31/2016	1.11	0	0	1.25%	-4.8%	12/31/2016	1.12	0	0	1.00%	-4.6%	12/31/2016	1.13	0	0	0.75%	-4.4%
12/31/2015	1.17	0	0	1.25%	11.1%	12/31/2015	1.17	0	0	1.00%	11.3%	12/31/2015	1.18	0	0	0.75%	11.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.05	0	$0	0.50%	31.7%	12/31/2019	$2.08	0	$0	0.25%	32.0%	12/31/2019	$2.11	0	$0	0.00%	32.4%
12/31/2018	1.56	0	0	0.50%	1.7%	12/31/2018	1.58	0	0	0.25%	2.0%	12/31/2018	1.59	0	0	0.00%	2.2%
12/31/2017	1.53	0	0	0.50%	35.2%	12/31/2017	1.54	0	0	0.25%	35.5%	12/31/2017	1.56	0	0	0.00%	35.8%
12/31/2016	1.13	0	0	0.50%	-4.1%	12/31/2016	1.14	0	0	0.25%	-3.9%	12/31/2016	1.15	0	0	0.00%	-3.6%
12/31/2015	1.18	0	0	0.50%	11.9%	12/31/2015	1.19	0	0	0.25%	12.2%	12/31/2015	1.19	0	0	0.00%	12.5%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Focused Growth Fund Z Class - 06-063
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,816	$13,857	840
Receivables: investments sold	-
Payables: investments purchased	(139)
Net assets	$14,677

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,677	7,342	$2.00
Band 100	-	-	2.03
Band 75	-	-	2.05
Band 50	-	-	2.08
Band 25	-	-	2.11
Band 0	-	-	2.14
Total	$14,677	7,342

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(128)
Net investment income (loss)	(128)

Gain (loss) on investments:
Net realized gain (loss)	20
Realized gain distributions	726
Net change in unrealized appreciation (depreciation)	1,834
Net gain (loss)	2,580

Increase (decrease) in net assets from operations	$2,452

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(128)	$(39)
Net realized gain (loss)	20	3
Realized gain distributions	726	336
Net change in unrealized appreciation (depreciation)	1,834	(875)

Increase (decrease) in net assets from operations	2,452	(575)

Contract owner transactions:
Proceeds from units sold	7,103	6,341
Cost of units redeemed	(589)	(170)
Account charges	-	-
Increase (decrease)	6,514	6,171
Net increase (decrease)	8,966	5,596
Net assets, beginning	5,711	115
Net assets, ending	$14,677	$5,711

Units sold	3,902	3,780
Units redeemed	(310)	(106)
Net increase (decrease)	3,592	3,674
Units outstanding, beginning	3,750	76
Units outstanding, ending	7,342	3,750

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$27,460
Cost of units redeemed/account charges	(16,358)
Net investment income (loss)	(304)
Net realized gain (loss)	488
Realized gain distributions	2,432
Net change in unrealized appreciation (depreciation)	959
Net assets	$14,677

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.00	7	$15	1.25%	31.3%	12/31/2019	$2.03	0	$0	1.00%	31.6%	12/31/2019	$2.05	0	$0	0.75%	31.9%
12/31/2018	1.52	4	6	1.25%	1.2%	12/31/2018	1.54	0	0	1.00%	1.5%	12/31/2018	1.56	0	0	0.75%	1.7%
12/31/2017	1.50	0	0	1.25%	34.5%	12/31/2017	1.52	0	0	1.00%	34.9%	12/31/2017	1.53	0	0	0.75%	35.2%
12/31/2016	1.12	3	3	1.25%	-4.7%	12/31/2016	1.13	0	0	1.00%	-4.4%	12/31/2016	1.13	0	0	0.75%	-4.2%
12/31/2015	1.17	0	0	1.25%	11.4%	12/31/2015	1.18	0	0	1.00%	11.7%	12/31/2015	1.18	0	0	0.75%	11.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.08	0	$0	0.50%	32.3%	12/31/2019	$2.11	0	$0	0.25%	32.6%	12/31/2019	$2.14	0	$0	0.00%	32.9%
12/31/2018	1.58	0	0	0.50%	2.0%	12/31/2018	1.59	0	0	0.25%	2.3%	12/31/2018	1.61	0	0	0.00%	2.5%
12/31/2017	1.54	0	0	0.50%	35.5%	12/31/2017	1.56	0	0	0.25%	35.9%	12/31/2017	1.57	0	0	0.00%	36.2%
12/31/2016	1.14	0	0	0.50%	-4.0%	12/31/2016	1.15	0	0	0.25%	-3.7%	12/31/2016	1.15	0	0	0.00%	-3.5%
12/31/2015	1.19	0	0	0.50%	12.2%	12/31/2015	1.19	0	0	0.25%	12.5%	12/31/2015	1.20	0	0	0.00%	12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Small Company Fund A Class - 06-589
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$596,284	$606,126	28,306
Receivables: investments sold	2,118
Payables: investments purchased	-
Net assets	$598,402

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$598,402	302,832	$1.98
Band 100	-	-	2.02
Band 75	-	-	2.06
Band 50	-	-	2.11
Band 25	-	-	2.15
Band 0	-	-	2.20
Total	$598,402	302,832

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(7,069)
Net investment income (loss)	(7,069)

Gain (loss) on investments:
Net realized gain (loss)	(70,410)
Realized gain distributions	55,411
Net change in unrealized appreciation (depreciation)	141,853
Net gain (loss)	126,854

Increase (decrease) in net assets from operations	$119,785

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,069)	$(5,865)
Net realized gain (loss)	(70,410)	18,622
Realized gain distributions	55,411	79,978
Net change in unrealized appreciation (depreciation)	141,853	(166,218)

Increase (decrease) in net assets from operations	119,785	(73,483)

Contract owner transactions:
Proceeds from units sold	359,769	546,826
Cost of units redeemed	(329,091)	(552,832)
Account charges	(459)	(313)
Increase (decrease)	30,219	(6,319)
Net increase (decrease)	150,004	(79,802)
Net assets, beginning	448,398	528,200
Net assets, ending	$598,402	$448,398

Units sold	196,959	297,632
Units redeemed	(181,646)	(299,612)
Net increase (decrease)	15,313	(1,980)
Units outstanding, beginning	287,519	289,499
Units outstanding, ending	302,832	287,519

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,454,618
Cost of units redeemed/account charges	(3,246,990)
Net investment income (loss)	(46,531)
Net realized gain (loss)	(190)
Realized gain distributions	447,337
Net change in unrealized appreciation (depreciation)	(9,842)
Net assets	$598,402

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.98	303	$598	1.25%	26.7%	12/31/2019	$2.02	0	$0	1.00%	27.0%	12/31/2019	$2.06	0	$0	0.75%	27.3%
12/31/2018	1.56	288	448	1.25%	-14.5%	12/31/2018	1.59	0	0	1.00%	-14.3%	12/31/2018	1.62	0	0	0.75%	-14.1%
12/31/2017	1.82	289	528	1.25%	18.0%	12/31/2017	1.85	0	0	1.00%	18.3%	12/31/2017	1.88	0	0	0.75%	18.6%
12/31/2016	1.55	475	734	1.25%	11.8%	12/31/2016	1.57	0	0	1.00%	12.1%	12/31/2016	1.59	0	0	0.75%	12.4%
12/31/2015	1.38	556	768	1.25%	-5.0%	12/31/2015	1.40	0	0	1.00%	-4.8%	12/31/2015	1.41	0	0	0.75%	-4.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.11	0	$0	0.50%	27.7%	12/31/2019	$2.15	0	$0	0.25%	28.0%	12/31/2019	$2.20	0	$0	0.00%	28.3%
12/31/2018	1.65	0	0	0.50%	-13.9%	12/31/2018	1.68	0	0	0.25%	-13.7%	12/31/2018	1.71	0	0	0.00%	-13.4%
12/31/2017	1.92	0	0	0.50%	18.9%	12/31/2017	1.95	0	0	0.25%	19.2%	12/31/2017	1.98	0	0	0.00%	19.5%
12/31/2016	1.61	0	0	0.50%	12.7%	12/31/2016	1.63	0	0	0.25%	12.9%	12/31/2016	1.66	0	0	0.00%	13.2%
12/31/2015	1.43	0	0	0.50%	-4.3%	12/31/2015	1.45	0	0	0.25%	-4.1%	12/31/2015	1.46	0	0	0.00%	-3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.2%
2017	0.0%
2016	0.6%
2015	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Small Company Fund Z Class - 06-593
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,128,078	$1,102,644	48,437
Receivables: investments sold	1,969
Payables: investments purchased	-
Net assets	$1,130,047

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,130,047	558,136	$2.02
Band 100	-	-	2.07
Band 75	-	-	2.11
Band 50	-	-	2.16
Band 25	-	-	2.20
Band 0	-	-	2.25
Total	$1,130,047	558,136

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(21,401)
Net investment income (loss)	(21,401)

Gain (loss) on investments:
Net realized gain (loss)	(148,937)
Realized gain distributions	92,157
Net change in unrealized appreciation (depreciation)	498,661
Net gain (loss)	441,881

Increase (decrease) in net assets from operations	$420,480

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(21,401)	$(20,522)
Net realized gain (loss)	(148,937)	161,189
Realized gain distributions	92,157	288,347
Net change in unrealized appreciation (depreciation)	498,661	(686,691)

Increase (decrease) in net assets from operations	420,480	(257,677)

Contract owner transactions:
Proceeds from units sold	303,320	332,996
Cost of units redeemed	(1,429,634)	(1,059,350)
Account charges	(2,727)	(2,921)
Increase (decrease)	(1,129,041)	(729,275)
Net increase (decrease)	(708,561)	(986,952)
Net assets, beginning	1,838,608	2,825,560
Net assets, ending	$1,130,047	$1,838,608

Units sold	161,449	337,861
Units redeemed	(758,455)	(704,738)
Net increase (decrease)	(597,006)	(366,877)
Units outstanding, beginning	1,155,142	1,522,019
Units outstanding, ending	558,136	1,155,142

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$11,860,493
Cost of units redeemed/account charges	(11,615,407)
Net investment income (loss)	(110,871)
Net realized gain (loss)	(697,109)
Realized gain distributions	1,667,507
Net change in unrealized appreciation (depreciation)	25,434
Net assets	$1,130,047

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.02	558	$1,130	1.25%	27.2%	12/31/2019	$2.07	0	$0	1.00%	27.5%	12/31/2019	$2.11	0	$0	0.75%	27.8%
12/31/2018	1.59	1,155	1,839	1.25%	-14.3%	12/31/2018	1.62	0	0	1.00%	-14.0%	12/31/2018	1.65	0	0	0.75%	-13.8%
12/31/2017	1.86	1,522	2,826	1.25%	18.2%	12/31/2017	1.89	0	0	1.00%	18.5%	12/31/2017	1.92	0	0	0.75%	18.8%
12/31/2016	1.57	1,104	1,733	1.25%	12.2%	12/31/2016	1.59	0	0	1.00%	12.4%	12/31/2016	1.61	0	0	0.75%	12.7%
12/31/2015	1.40	2,549	3,570	1.25%	-4.7%	12/31/2015	1.42	0	0	1.00%	-4.5%	12/31/2015	1.43	0	0	0.75%	-4.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.16	0	$0	0.50%	28.2%	12/31/2019	$2.20	0	$0	0.25%	28.5%	12/31/2019	$2.25	0	$0	0.00%	28.8%
12/31/2018	1.68	0	0	0.50%	-13.6%	12/31/2018	1.72	0	0	0.25%	-13.4%	12/31/2018	1.75	0	0	0.00%	-13.2%
12/31/2017	1.95	0	0	0.50%	19.1%	12/31/2017	1.98	0	0	0.25%	19.4%	12/31/2017	2.01	0	0	0.00%	19.7%
12/31/2016	1.64	0	0	0.50%	13.0%	12/31/2016	1.66	0	0	0.25%	13.3%	12/31/2016	1.68	0	0	0.00%	13.6%
12/31/2015	1.45	0	0	0.50%	-4.0%	12/31/2015	1.47	0	0	0.25%	-3.8%	12/31/2015	1.48	0	0	0.00%	-3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.4%
2017	0.3%
2016	0.5%
2015	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM QMA Mid Cap Value Fund A Class - 06-080
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$284,318	$305,118	15,212
Receivables: investments sold	761
Payables: investments purchased	-
Net assets	$285,079

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$285,079	240,466	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$285,079	240,466

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$6,136
Mortality & expense charges	(3,635)
Net investment income (loss)	2,501

Gain (loss) on investments:
Net realized gain (loss)	(31,356)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	83,867
Net gain (loss)	52,511

Increase (decrease) in net assets from operations	$55,012

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,501	$3,082
Net realized gain (loss)	(31,356)	22,027
Realized gain distributions	-	29,369
Net change in unrealized appreciation (depreciation)	83,867	(132,367)

Increase (decrease) in net assets from operations	55,012	(77,889)

Contract owner transactions:
Proceeds from units sold	40,763	226,770
Cost of units redeemed	(149,969)	(165,495)
Account charges	(37)	(18)
Increase (decrease)	(109,243)	61,257
Net increase (decrease)	(54,231)	(16,632)
Net assets, beginning	339,310	355,942
Net assets, ending	$285,079	$339,310

Units sold	36,665	187,648
Units redeemed	(134,643)	(129,926)
Net increase (decrease)	(97,978)	57,722
Units outstanding, beginning	338,444	280,722
Units outstanding, ending	240,466	338,444

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$949,518
Cost of units redeemed/account charges	(720,146)
Net investment income (loss)	5,074
Net realized gain (loss)	12,936
Realized gain distributions	58,497
Net change in unrealized appreciation (depreciation)	(20,800)
Net assets	$285,079

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	240	$285	1.25%	18.3%	12/31/2019	$1.20	0	$0	1.00%	18.5%	12/31/2019	$1.22	0	$0	0.75%	18.8%
12/31/2018	1.00	338	339	1.25%	-20.9%	12/31/2018	1.01	0	0	1.00%	-20.7%	12/31/2018	1.03	0	0	0.75%	-20.5%
12/31/2017	1.27	281	356	1.25%	10.9%	12/31/2017	1.28	0	0	1.00%	11.2%	12/31/2017	1.29	0	0	0.75%	11.5%
12/31/2016	1.14	333	381	1.25%	19.6%	12/31/2016	1.15	0	0	1.00%	19.9%	12/31/2016	1.16	0	0	0.75%	20.2%
12/31/2015	0.96	118	113	1.25%	-7.8%	12/31/2015	0.96	0	0	1.00%	-7.5%	12/31/2015	0.96	0	0	0.75%	-7.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	0	$0	0.50%	19.1%	12/31/2019	$1.25	0	$0	0.25%	19.4%	12/31/2019	$1.27	0	$0	0.00%	19.7%
12/31/2018	1.04	0	0	0.50%	-20.3%	12/31/2018	1.05	0	0	0.25%	-20.1%	12/31/2018	1.06	0	0	0.00%	-19.9%
12/31/2017	1.30	0	0	0.50%	11.8%	12/31/2017	1.31	0	0	0.25%	12.1%	12/31/2017	1.32	0	0	0.00%	12.3%
12/31/2016	1.16	0	0	0.50%	20.5%	12/31/2016	1.17	0	0	0.25%	20.8%	12/31/2016	1.18	0	0	0.00%	21.1%
12/31/2015	0.97	0	0	0.50%	-7.1%	12/31/2015	0.97	0	0	0.25%	-6.8%	12/31/2015	0.97	0	0	0.00%	-6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.0%
2018	2.2%
2017	1.3%
2016	1.7%
2015	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM QMA Mid Cap Value Fund Z Class - 06-064
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,241,881	$1,306,338	67,488
Receivables: investments sold	36,351
Payables: investments purchased	-
Net assets	$1,278,232

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,278,232	1,062,573	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	-	-	1.29
Total	$1,278,232	1,062,573

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$30,930
Mortality & expense charges	(17,943)
Net investment income (loss)	12,987

Gain (loss) on investments:
Net realized gain (loss)	(249,452)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	507,221
Net gain (loss)	257,769

Increase (decrease) in net assets from operations	$270,756

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$12,987	$8,514
Net realized gain (loss)	(249,452)	1,819
Realized gain distributions	-	153,097
Net change in unrealized appreciation (depreciation)	507,221	(704,823)

Increase (decrease) in net assets from operations	270,756	(541,393)

Contract owner transactions:
Proceeds from units sold	286,058	1,171,138
Cost of units redeemed	(1,124,840)	(1,858,961)
Account charges	(1,147)	(4,285)
Increase (decrease)	(839,929)	(692,108)
Net increase (decrease)	(569,173)	(1,233,501)
Net assets, beginning	1,847,405	3,080,906
Net assets, ending	$1,278,232	$1,847,405

Units sold	253,230	941,163
Units redeemed	(1,011,421)	(1,528,168)
Net increase (decrease)	(758,191)	(587,005)
Units outstanding, beginning	1,820,764	2,407,769
Units outstanding, ending	1,062,573	1,820,764

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$8,328,347
Cost of units redeemed/account charges	(7,222,659)
Net investment income (loss)	53,984
Net realized gain (loss)	(323,383)
Realized gain distributions	506,400
Net change in unrealized appreciation (depreciation)	(64,457)
Net assets	$1,278,232

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	1,063	$1,278	1.25%	18.6%	12/31/2019	$1.22	0	$0	1.00%	18.9%	12/31/2019	$1.24	0	$0	0.75%	19.2%
12/31/2018	1.01	1,821	1,847	1.25%	-20.7%	12/31/2018	1.03	0	0	1.00%	-20.5%	12/31/2018	1.04	0	0	0.75%	-20.3%
12/31/2017	1.28	2,408	3,081	1.25%	11.2%	12/31/2017	1.29	0	0	1.00%	11.5%	12/31/2017	1.30	0	0	0.75%	11.8%
12/31/2016	1.15	1,960	2,254	1.25%	19.9%	12/31/2016	1.16	0	0	1.00%	20.2%	12/31/2016	1.16	0	0	0.75%	20.5%
12/31/2015	0.96	3,233	3,102	1.25%	-7.6%	12/31/2015	0.96	0	0	1.00%	-7.3%	12/31/2015	0.97	0	0	0.75%	-7.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	0	$0	0.50%	19.5%	12/31/2019	$1.27	0	$0	0.25%	19.8%	12/31/2019	$1.29	0	$0	0.00%	20.1%
12/31/2018	1.05	0	0	0.50%	-20.1%	12/31/2018	1.06	0	0	0.25%	-19.9%	12/31/2018	1.07	0	0	0.00%	-19.7%
12/31/2017	1.31	0	0	0.50%	12.1%	12/31/2017	1.33	0	0	0.25%	12.4%	12/31/2017	1.34	0	0	0.00%	12.6%
12/31/2016	1.17	0	0	0.50%	20.8%	12/31/2016	1.18	0	0	0.25%	21.1%	12/31/2016	1.19	0	0	0.00%	21.4%
12/31/2015	0.97	0	0	0.50%	-6.9%	12/31/2015	0.97	0	0	0.25%	-6.6%	12/31/2015	0.98	0	0	0.00%	-6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.0%
2018	1.8%
2017	1.7%
2016	1.1%
2015	2.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Total Return Bond Fund A Class - 06-538
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,023,079	$6,999,649	488,899
Receivables: investments sold	41,524
Payables: investments purchased	-
Net assets	$7,064,603

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,971,196	4,219,244	$1.42
Band 100	1,093,407	754,266	1.45
Band 75	-	-	1.48
Band 50	-	-	1.52
Band 25	-	-	1.56
Band 0	-	-	1.60
Total	$7,064,603	4,973,510

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$264,895
Mortality & expense charges	(97,108)
Net investment income (loss)	167,787

Gain (loss) on investments:
Net realized gain (loss)	68,784
Realized gain distributions	234,520
Net change in unrealized appreciation (depreciation)	272,265
Net gain (loss)	575,569

Increase (decrease) in net assets from operations	$743,356

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$167,787	$228,704
Net realized gain (loss)	68,784	(108,146)
Realized gain distributions	234,520	-
Net change in unrealized appreciation (depreciation)	272,265	(379,552)

Increase (decrease) in net assets from operations	743,356	(258,994)

Contract owner transactions:
Proceeds from units sold	2,311,668	2,731,608
Cost of units redeemed	(4,484,431)	(5,207,420)
Account charges	(5,598)	(6,759)
Increase (decrease)	(2,178,361)	(2,482,571)
Net increase (decrease)	(1,435,005)	(2,741,565)
Net assets, beginning	8,499,608	11,241,173
Net assets, ending	$7,064,603	$8,499,608

Units sold	1,939,560	2,131,541
Units redeemed	(3,513,988)	(4,052,531)
Net increase (decrease)	(1,574,428)	(1,920,990)
Units outstanding, beginning	6,547,938	8,468,928
Units outstanding, ending	4,973,510	6,547,938

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$33,772,987
Cost of units redeemed/account charges	(28,205,498)
Net investment income (loss)	1,102,179
Net realized gain (loss)	(60,709)
Realized gain distributions	432,214
Net change in unrealized appreciation (depreciation)	23,430
Net assets	$7,064,603

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.42	4,219	$5,971	1.25%	9.4%	12/31/2019	$1.45	754	$1,093	1.00%	9.6%	12/31/2019	$1.48	0	$0	0.75%	9.9%
12/31/2018	1.29	5,696	7,371	1.25%	-2.2%	12/31/2018	1.32	841	1,112	1.00%	-2.0%	12/31/2018	1.35	0	0	0.75%	-1.7%
12/31/2017	1.32	7,304	9,667	1.25%	5.0%	12/31/2017	1.35	1,133	1,529	1.00%	5.3%	12/31/2017	1.37	0	0	0.75%	5.5%
12/31/2016	1.26	8,134	10,251	1.25%	3.2%	12/31/2016	1.28	1,343	1,720	1.00%	3.5%	12/31/2016	1.30	0	0	0.75%	3.8%
12/31/2015	1.22	6,928	8,457	1.25%	-1.5%	12/31/2015	1.24	1,267	1,568	1.00%	-1.3%	12/31/2015	1.26	0	0	0.75%	-1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.52	0	$0	0.50%	10.2%	12/31/2019	$1.56	0	$0	0.25%	10.5%	12/31/2019	$1.60	0	$0	0.00%	10.7%
12/31/2018	1.38	0	0	0.50%	-1.5%	12/31/2018	1.41	0	0	0.25%	-1.2%	12/31/2018	1.44	11	17	0.00%	-1.0%
12/31/2017	1.40	0	0	0.50%	5.8%	12/31/2017	1.43	0	0	0.25%	6.1%	12/31/2017	1.46	31	45	0.00%	6.3%
12/31/2016	1.32	0	0	0.50%	4.0%	12/31/2016	1.35	0	0	0.25%	4.3%	12/31/2016	1.37	138	189	0.00%	4.5%
12/31/2015	1.27	0	0	0.50%	-0.8%	12/31/2015	1.29	0	0	0.25%	-0.5%	12/31/2015	1.31	333	436	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.4%
2018	3.5%
2017	2.7%
2016	2.6%
2015	2.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Total Return Bond Fund Z Class - 06-537
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,937,217	$23,899,328	1,750,872
Receivables: investments sold	1,275,352
Payables: investments purchased	-
Net assets	$25,212,569

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,153,345	17,345,484	$1.45
Band 100	-	-	1.49
Band 75	-	-	1.52
Band 50	-	-	1.56
Band 25	-	-	1.60
Band 0	59,224	36,225	1.63
Total	$25,212,569	17,381,709

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,138,535
Mortality & expense charges	(401,323)
Net investment income (loss)	737,212

Gain (loss) on investments:
Net realized gain (loss)	686,030
Realized gain distributions	803,975
Net change in unrealized appreciation (depreciation)	1,125,375
Net gain (loss)	2,615,380

Increase (decrease) in net assets from operations	$3,352,592

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$737,212	$1,021,665
Net realized gain (loss)	686,030	(235,576)
Realized gain distributions	803,975	-
Net change in unrealized appreciation (depreciation)	1,125,375	(1,722,534)

Increase (decrease) in net assets from operations	3,352,592	(936,445)

Contract owner transactions:
Proceeds from units sold	8,890,695	8,725,699
Cost of units redeemed	(21,490,620)	(19,693,813)
Account charges	(64,915)	(87,724)
Increase (decrease)	(12,664,840)	(11,055,838)
Net increase (decrease)	(9,312,248)	(11,992,283)
Net assets, beginning	34,524,817	46,517,100
Net assets, ending	$25,212,569	$34,524,817

Units sold	6,404,499	7,223,509
Units redeemed	(15,131,072)	(15,601,326)
Net increase (decrease)	(8,726,573)	(8,377,817)
Units outstanding, beginning	26,108,282	34,486,099
Units outstanding, ending	17,381,709	26,108,282

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$97,789,649
Cost of units redeemed/account charges	(77,968,698)
Net investment income (loss)	3,644,233
Net realized gain (loss)	415,791
Realized gain distributions	1,293,705
Net change in unrealized appreciation (depreciation)	37,889
Net assets	$25,212,569

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.45	17,345	$25,153	1.25%	9.7%	12/31/2019	$1.49	0	$0	1.00%	9.9%	12/31/2019	$1.52	0	$0	0.75%	10.2%
12/31/2018	1.32	26,089	34,496	1.25%	-2.0%	12/31/2018	1.35	0	0	1.00%	-1.7%	12/31/2018	1.38	0	0	0.75%	-1.5%
12/31/2017	1.35	34,471	46,494	1.25%	5.3%	12/31/2017	1.37	0	0	1.00%	5.6%	12/31/2017	1.40	0	0	0.75%	5.8%
12/31/2016	1.28	28,581	36,607	1.25%	3.5%	12/31/2016	1.30	0	0	1.00%	3.8%	12/31/2016	1.32	0	0	0.75%	4.0%
12/31/2015	1.24	20,211	25,004	1.25%	-1.3%	12/31/2015	1.25	0	0	1.00%	-1.0%	12/31/2015	1.27	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.56	0	$0	0.50%	10.5%	12/31/2019	$1.60	0	$0	0.25%	10.8%	12/31/2019	$1.63	36	$59	0.00%	11.1%
12/31/2018	1.41	0	0	0.50%	-1.2%	12/31/2018	1.44	0	0	0.25%	-1.0%	12/31/2018	1.47	20	29	0.00%	-0.7%
12/31/2017	1.43	0	0	0.50%	6.1%	12/31/2017	1.46	0	0	0.25%	6.4%	12/31/2017	1.48	15	23	0.00%	6.6%
12/31/2016	1.35	0	0	0.50%	4.3%	12/31/2016	1.37	0	0	0.25%	4.6%	12/31/2016	1.39	436	607	0.00%	4.8%
12/31/2015	1.29	0	0	0.50%	-0.5%	12/31/2015	1.31	0	0	0.25%	-0.3%	12/31/2015	1.33	343	455	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.8%
2018	3.7%
2017	2.9%
2016	2.9%
2015	3.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Global Real Estate Fund R6 Class - 06-FCX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,538,577	$2,480,966	105,114
Receivables: investments sold	-
Payables: investments purchased	(63)
Net assets	$2,538,514

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$385,908	299,599	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	2,152,606	1,608,445	1.34
Total	$2,538,514	1,908,044

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$131,334
Mortality & expense charges	(9,048)
Net investment income (loss)	122,286

Gain (loss) on investments:
Net realized gain (loss)	79,832
Realized gain distributions	186,623
Net change in unrealized appreciation (depreciation)	227,747
Net gain (loss)	494,202

Increase (decrease) in net assets from operations	$616,488

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$122,286	$71,500
Net realized gain (loss)	79,832	6,263
Realized gain distributions	186,623	45,670
Net change in unrealized appreciation (depreciation)	227,747	(235,595)

Increase (decrease) in net assets from operations	616,488	(112,162)

Contract owner transactions:
Proceeds from units sold	217,431	1,140,110
Cost of units redeemed	(1,004,007)	(289,316)
Account charges	(5,253)	(3,941)
Increase (decrease)	(791,829)	846,853
Net increase (decrease)	(175,341)	734,691
Net assets, beginning	2,713,855	1,979,164
Net assets, ending	$2,538,514	$2,713,855

Units sold	180,908	1,129,359
Units redeemed	(830,558)	(336,728)
Net increase (decrease)	(649,650)	792,631
Units outstanding, beginning	2,557,694	1,765,063
Units outstanding, ending	1,908,044	2,557,694

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,295,264
Cost of units redeemed/account charges	(1,422,157)
Net investment income (loss)	253,372
Net realized gain (loss)	90,127
Realized gain distributions	264,297
Net change in unrealized appreciation (depreciation)	57,611
Net assets	$2,538,514

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	300	$386	1.25%	23.5%	12/31/2019	$1.30	0	$0	1.00%	23.8%	12/31/2019	$1.31	0	$0	0.75%	24.1%
12/31/2018	1.04	893	932	1.25%	-5.8%	12/31/2018	1.05	0	0	1.00%	-5.5%	12/31/2018	1.05	0	0	0.75%	-5.3%
12/31/2017	1.11	64	71	1.25%	10.2%	12/31/2017	1.11	0	0	1.00%	10.5%	12/31/2017	1.11	0	0	0.75%	10.8%
12/31/2016	1.00	0	0	1.25%	0.5%	12/31/2016	1.00	0	0	1.00%	0.5%	12/31/2016	1.00	0	0	0.75%	0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.32	0	$0	0.50%	24.4%	12/31/2019	$1.33	0	$0	0.25%	24.7%	12/31/2019	$1.34	1,608	$2,153	0.00%	25.0%
12/31/2018	1.06	0	0	0.50%	-5.0%	12/31/2018	1.07	0	0	0.25%	-4.8%	12/31/2018	1.07	1,664	1,782	0.00%	-4.6%
12/31/2017	1.12	0	0	0.50%	11.0%	12/31/2017	1.12	0	0	0.25%	11.3%	12/31/2017	1.12	1,701	1,908	0.00%	11.6%
12/31/2016	1.00	0	0	0.50%	0.5%	12/31/2016	1.01	0	0	0.25%	0.5%	12/31/2016	1.01	0	0	0.00%	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.0%
2018	3.2%
2017	6.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM High-Yield Fund R6 Class - 06-FCY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,067,119	$5,838,107	1,087,380
Receivables: investments sold	461
Payables: investments purchased	-
Net assets	$6,067,580

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,835,862	4,850,893	$1.20
Band 100	-	-	1.21
Band 75	231,718	189,681	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$6,067,580	5,040,574

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$330,817
Mortality & expense charges	(63,293)
Net investment income (loss)	267,524

Gain (loss) on investments:
Net realized gain (loss)	(43,334)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	440,357
Net gain (loss)	397,023

Increase (decrease) in net assets from operations	$664,547

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$267,524	$93,732
Net realized gain (loss)	(43,334)	(20,662)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	440,357	(205,524)

Increase (decrease) in net assets from operations	664,547	(132,454)

Contract owner transactions:
Proceeds from units sold	2,327,163	4,722,961
Cost of units redeemed	(1,548,257)	(682,484)
Account charges	(3,263)	(1,930)
Increase (decrease)	775,643	4,038,547
Net increase (decrease)	1,440,190	3,906,093
Net assets, beginning	4,627,390	721,297
Net assets, ending	$6,067,580	$4,627,390

Units sold	2,031,001	4,430,385
Units redeemed	(1,407,817)	(684,958)
Net increase (decrease)	623,184	3,745,427
Units outstanding, beginning	4,417,390	671,963
Units outstanding, ending	5,040,574	4,417,390

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$8,636,169
Cost of units redeemed/account charges	(3,139,254)
Net investment income (loss)	398,767
Net realized gain (loss)	(57,114)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	229,012
Net assets	$6,067,580

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	4,851	$5,836	1.25%	14.9%	12/31/2019	$1.21	0	$0	1.00%	15.1%	12/31/2019	$1.22	190	$232	0.75%	15.4%
12/31/2018	1.05	4,373	4,580	1.25%	-2.4%	12/31/2018	1.05	0	0	1.00%	-2.2%	12/31/2018	1.06	45	47	0.75%	-1.9%
12/31/2017	1.07	672	721	1.25%	6.4%	12/31/2017	1.08	0	0	1.00%	6.7%	12/31/2017	1.08	0	0	0.75%	6.9%
12/31/2016	1.01	0	0	1.25%	0.9%	12/31/2016	1.01	0	0	1.00%	0.9%	12/31/2016	1.01	0	0	0.75%	0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.23	0	$0	0.50%	15.7%	12/31/2019	$1.24	0	$0	0.25%	16.0%	12/31/2019	$1.25	0	$0	0.00%	16.3%
12/31/2018	1.06	0	0	0.50%	-1.7%	12/31/2018	1.07	0	0	0.25%	-1.4%	12/31/2018	1.07	0	0	0.00%	-1.2%
12/31/2017	1.08	0	0	0.50%	7.2%	12/31/2017	1.08	0	0	0.25%	7.5%	12/31/2017	1.09	0	0	0.00%	7.7%
12/31/2016	1.01	0	0	0.50%	0.9%	12/31/2016	1.01	0	0	0.25%	0.9%	12/31/2016	1.01	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	6.2%
2018	4.4%
2017	13.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Health Sciences Fund R6 Class - 06-FFC (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.44
Band 100	-	-	1.45
Band 75	-	-	1.47
Band 50	-	-	1.48
Band 25	-	-	1.49
Band 0	-	-	1.50
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.44	0	$0	1.25%	17.2%	12/31/2019	$1.45	0	$0	1.00%	17.4%	12/31/2019	$1.47	0	$0	0.75%	17.7%
12/31/2018	1.23	0	0	1.25%	-4.6%	12/31/2018	1.24	0	0	1.00%	-4.3%	12/31/2018	1.24	0	0	0.75%	-4.1%
12/31/2017	1.29	0	0	1.25%	29.9%	12/31/2017	1.29	0	0	1.00%	30.2%	12/31/2017	1.30	0	0	0.75%	30.5%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.48	0	$0	0.50%	18.0%	12/31/2019	$1.49	0	$0	0.25%	18.3%	12/31/2019	$1.50	0	$0	0.00%	18.6%
12/31/2018	1.25	0	0	0.50%	-3.8%	12/31/2018	1.26	0	0	0.25%	-3.6%	12/31/2018	1.26	0	0	0.00%	-3.4%
12/31/2017	1.30	0	0	0.50%	30.8%	12/31/2017	1.30	0	0	0.25%	31.2%	12/31/2017	1.31	0	0	0.00%	31.5%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Mid Cap Growth Fund R6 Class - 06-FFF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,273,072	$2,653,335	86,353
Receivables: investments sold	2,342
Payables: investments purchased	-
Net assets	$2,275,414

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,074,934	1,411,351	$1.47
Band 100	-	-	1.48
Band 75	200,480	134,293	1.49
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	-	-	1.53
Total	$2,275,414	1,545,644

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(17,521)
Net investment income (loss)	(17,521)

Gain (loss) on investments:
Net realized gain (loss)	(179,337)
Realized gain distributions	558,946
Net change in unrealized appreciation (depreciation)	(34,096)
Net gain (loss)	345,513

Increase (decrease) in net assets from operations	$327,992

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(17,521)	$(11,970)
Net realized gain (loss)	(179,337)	(2,006)
Realized gain distributions	558,946	251,684
Net change in unrealized appreciation (depreciation)	(34,096)	(331,715)

Increase (decrease) in net assets from operations	327,992	(94,007)

Contract owner transactions:
Proceeds from units sold	1,900,742	726,156
Cost of units redeemed	(822,251)	(540,749)
Account charges	(252)	(148)
Increase (decrease)	1,078,239	185,259
Net increase (decrease)	1,406,231	91,252
Net assets, beginning	869,183	777,931
Net assets, ending	$2,275,414	$869,183

Units sold	1,354,772	720,605
Units redeemed	(612,177)	(571,467)
Net increase (decrease)	742,595	149,138
Units outstanding, beginning	803,049	653,911
Units outstanding, ending	1,545,644	803,049

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,411,577
Cost of units redeemed/account charges	(1,383,920)
Net investment income (loss)	(30,744)
Net realized gain (loss)	(181,041)
Realized gain distributions	839,805
Net change in unrealized appreciation (depreciation)	(380,263)
Net assets	$2,275,414

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.47	1,411	$2,075	1.25%	36.1%	12/31/2019	$1.48	0	$0	1.00%	36.4%	12/31/2019	$1.49	134	$200	0.75%	36.7%
12/31/2018	1.08	677	732	1.25%	-9.2%	12/31/2018	1.09	0	0	1.00%	-8.9%	12/31/2018	1.09	126	138	0.75%	-8.7%
12/31/2017	1.19	654	778	1.25%	21.4%	12/31/2017	1.19	0	0	1.00%	21.7%	12/31/2017	1.20	0	0	0.75%	22.0%
12/31/2016	0.98	0	0	1.25%	-2.0%	12/31/2016	0.98	0	0	1.00%	-2.0%	12/31/2016	0.98	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.50	0	$0	0.50%	37.1%	12/31/2019	$1.52	0	$0	0.25%	37.4%	12/31/2019	$1.53	0	$0	0.00%	37.8%
12/31/2018	1.10	0	0	0.50%	-8.5%	12/31/2018	1.10	0	0	0.25%	-8.2%	12/31/2018	1.11	0	0	0.00%	-8.0%
12/31/2017	1.20	0	0	0.50%	22.3%	12/31/2017	1.20	0	0	0.25%	22.6%	12/31/2017	1.21	0	0	0.00%	22.9%
12/31/2016	0.98	0	0	0.50%	-1.9%	12/31/2016	0.98	0	0	0.25%	-1.9%	12/31/2016	0.98	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Natural Resources Fund R6 Class - 06-FFG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$540,477	$591,006	16,256
Receivables: investments sold	198
Payables: investments purchased	-
Net assets	$540,675

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$540,675	650,569	$0.83
Band 100	-	-	0.84
Band 75	-	-	0.84
Band 50	-	-	0.85
Band 25	-	-	0.86
Band 0	-	-	0.86
Total	$540,675	650,569

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$8,886
Mortality & expense charges	(4,977)
Net investment income (loss)	3,909

Gain (loss) on investments:
Net realized gain (loss)	(11,583)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	72,068
Net gain (loss)	60,485

Increase (decrease) in net assets from operations	$64,394

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,909	$2,211
Net realized gain (loss)	(11,583)	5
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	72,068	(150,683)

Increase (decrease) in net assets from operations	64,394	(148,467)

Contract owner transactions:
Proceeds from units sold	170,738	190,268
Cost of units redeemed	(75,035)	(83,626)
Account charges	(495)	(422)
Increase (decrease)	95,208	106,220
Net increase (decrease)	159,602	(42,247)
Net assets, beginning	381,073	423,320
Net assets, ending	$540,675	$381,073

Units sold	211,821	194,581
Units redeemed	(91,476)	(86,066)
Net increase (decrease)	120,345	108,515
Units outstanding, beginning	530,224	421,709
Units outstanding, ending	650,569	530,224

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$782,009
Cost of units redeemed/account charges	(184,465)
Net investment income (loss)	5,248
Net realized gain (loss)	(11,588)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(50,529)
Net assets	$540,675

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.83	651	$541	1.25%	15.6%	12/31/2019	$0.84	0	$0	1.00%	15.9%	12/31/2019	$0.84	0	$0	0.75%	16.2%
12/31/2018	0.72	530	381	1.25%	-28.4%	12/31/2018	0.72	0	0	1.00%	-28.2%	12/31/2018	0.73	0	0	0.75%	-28.0%
12/31/2017	1.00	422	423	1.25%	4.1%	12/31/2017	1.01	0	0	1.00%	4.4%	12/31/2017	1.01	0	0	0.75%	4.7%
12/31/2016	0.96	0	0	1.25%	-3.6%	12/31/2016	0.96	0	0	1.00%	-3.6%	12/31/2016	0.96	0	0	0.75%	-3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.85	0	$0	0.50%	16.5%	12/31/2019	$0.86	0	$0	0.25%	16.8%	12/31/2019	$0.86	0	$0	0.00%	17.1%
12/31/2018	0.73	0	0	0.50%	-27.9%	12/31/2018	0.73	0	0	0.25%	-27.7%	12/31/2018	0.74	0	0	0.00%	-27.5%
12/31/2017	1.01	0	0	0.50%	4.9%	12/31/2017	1.01	0	0	0.25%	5.2%	12/31/2017	1.02	0	0	0.00%	5.4%
12/31/2016	0.96	0	0	0.50%	-3.6%	12/31/2016	0.96	0	0	0.25%	-3.5%	12/31/2016	0.96	0	0	0.00%	-3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
2018	2.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Total Return Bond Fund R6 Class - 06-FFH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,185,288	$30,082,782	2,108,009
Receivables: investments sold	212,215
Payables: investments purchased	-
Net assets	$30,397,503

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,312,265	25,715,626	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	1,085,238	916,309	1.18
Total	$30,397,503	26,631,935

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$949,752
Mortality & expense charges	(306,373)
Net investment income (loss)	643,379

Gain (loss) on investments:
Net realized gain (loss)	147,808
Realized gain distributions	1,029,971
Net change in unrealized appreciation (depreciation)	381,655
Net gain (loss)	1,559,434

Increase (decrease) in net assets from operations	$2,202,813

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$643,379	$354,768
Net realized gain (loss)	147,808	(46,857)
Realized gain distributions	1,029,971	-
Net change in unrealized appreciation (depreciation)	381,655	(313,055)

Increase (decrease) in net assets from operations	2,202,813	(5,144)

Contract owner transactions:
Proceeds from units sold	16,999,618	17,994,245
Cost of units redeemed	(9,599,485)	(3,139,459)
Account charges	(44,934)	(18,123)
Increase (decrease)	7,355,199	14,836,663
Net increase (decrease)	9,558,012	14,831,519
Net assets, beginning	20,839,491	6,007,972
Net assets, ending	$30,397,503	$20,839,491

Units sold	15,683,116	17,936,447
Units redeemed	(9,093,730)	(3,560,875)
Net increase (decrease)	6,589,386	14,375,572
Units outstanding, beginning	20,042,549	5,666,977
Units outstanding, ending	26,631,935	20,042,549

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$41,686,453
Cost of units redeemed/account charges	(13,585,240)
Net investment income (loss)	1,053,729
Net realized gain (loss)	110,084
Realized gain distributions	1,029,971
Net change in unrealized appreciation (depreciation)	102,506
Net assets	$30,397,503

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	25,716	$29,312	1.25%	9.8%	12/31/2019	$1.15	0	$0	1.00%	10.1%	12/31/2019	$1.16	0	$0	0.75%	10.3%
12/31/2018	1.04	18,902	19,624	1.25%	-1.9%	12/31/2018	1.04	0	0	1.00%	-1.6%	12/31/2018	1.05	0	0	0.75%	-1.4%
12/31/2017	1.06	4,794	5,072	1.25%	5.4%	12/31/2017	1.06	0	0	1.00%	5.7%	12/31/2017	1.06	0	0	0.75%	5.9%
12/31/2016	1.00	0	0	1.25%	0.4%	12/31/2016	1.00	0	0	1.00%	0.4%	12/31/2016	1.00	0	0	0.75%	0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	10.6%	12/31/2019	$1.18	0	$0	0.25%	10.9%	12/31/2019	$1.18	916	$1,085	0.00%	11.2%
12/31/2018	1.05	0	0	0.50%	-1.1%	12/31/2018	1.06	0	0	0.25%	-0.9%	12/31/2018	1.07	1,141	1,215	0.00%	-0.6%
12/31/2017	1.07	0	0	0.50%	6.2%	12/31/2017	1.07	0	0	0.25%	6.5%	12/31/2017	1.07	873	936	0.00%	6.7%
12/31/2016	1.00	0	0	0.50%	0.4%	12/31/2016	1.00	0	0	0.25%	0.4%	12/31/2016	1.00	0	0	0.00%	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.7%
2018	3.4%
2017	2.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Focused Growth Fund R6 Class - 06-GNJ (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.33	0	$0	1.25%	31.3%	12/31/2019	$1.34	0	$0	1.00%	31.6%	12/31/2019	$1.34	0	$0	0.75%	32.0%
12/31/2018	1.01	0	0	1.25%	1.3%	12/31/2018	1.02	0	0	1.00%	1.6%	12/31/2018	1.02	0	0	0.75%	1.8%
12/31/2017	1.00	0	0	1.25%	-0.1%	12/31/2017	1.00	0	0	1.00%	0.0%	12/31/2017	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	0	$0	0.50%	32.3%	12/31/2019	$1.36	0	$0	0.25%	32.6%	12/31/2019	$1.36	0	$0	0.00%	33.0%
12/31/2018	1.02	0	0	0.50%	2.1%	12/31/2018	1.02	0	0	0.25%	2.3%	12/31/2018	1.03	0	0	0.00%	2.6%
12/31/2017	1.00	0	0	0.50%	0.0%	12/31/2017	1.00	0	0	0.25%	0.0%	12/31/2017	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Small Company Fund R6 Class - 06-GJN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$99,685	$99,932	4,103
Receivables: investments sold	-
Payables: investments purchased	(5,752)
Net assets	$93,933

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$93,933	81,789	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$93,933	81,789

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(45)
Net investment income (loss)	(45)

Gain (loss) on investments:
Net realized gain (loss)	(3)
Realized gain distributions	222
Net change in unrealized appreciation (depreciation)	145
Net gain (loss)	364

Increase (decrease) in net assets from operations	$319

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(45)	$9
Net realized gain (loss)	(3)	-
Realized gain distributions	222	248
Net change in unrealized appreciation (depreciation)	145	(392)

Increase (decrease) in net assets from operations	319	(135)

Contract owner transactions:
Proceeds from units sold	98,232	3,372
Cost of units redeemed	(6,018)	(1,668)
Account charges	(169)	-
Increase (decrease)	92,045	1,704
Net increase (decrease)	92,364	1,569
Net assets, beginning	1,569	-
Net assets, ending	$93,933	$1,569

Units sold	85,436	3,417
Units redeemed	(5,387)	(1,677)
Net increase (decrease)	80,049	1,740
Units outstanding, beginning	1,740	-
Units outstanding, ending	81,789	1,740

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$101,604
Cost of units redeemed/account charges	(7,855)
Net investment income (loss)	(36)
Net realized gain (loss)	(3)
Realized gain distributions	470
Net change in unrealized appreciation (depreciation)	(247)
Net assets	$93,933

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	82	$94	1.25%	27.4%	12/31/2019	$1.17	0	$0	1.00%	28.0%	12/31/2019	$1.16	0	$0	0.75%	28.0%
12/31/2018	0.90	2	2	1.25%	-14.2%	12/31/2018	0.91	0	0	1.00%	-13.1%	12/31/2018	0.91	0	0	0.75%	-13.7%
12/31/2017	1.05	0	0	1.25%	5.0%	12/31/2017	1.05	0	0	1.00%	5.2%	12/31/2017	1.05	0	0	0.75%	5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	28.3%	12/31/2019	$1.17	0	$0	0.25%	28.7%	12/31/2019	$1.18	0	$0	0.00%	29.0%
12/31/2018	0.91	0	0	0.50%	-13.5%	12/31/2018	0.91	0	0	0.25%	-13.3%	12/31/2018	0.91	0	0	0.00%	-13.1%
12/31/2017	1.05	0	0	0.50%	5.1%	12/31/2017	1.05	0	0	0.25%	5.1%	12/31/2017	1.05	0	0	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	1.4%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM QMA Mid Cap Value Fund R6 Class - 06-GCF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$112,147	$109,297	5,941
Receivables: investments sold	32
Payables: investments purchased	-
Net assets	$112,179

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$112,179	107,545	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$112,179	107,545

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,806
Mortality & expense charges	(1,837)
Net investment income (loss)	969

Gain (loss) on investments:
Net realized gain (loss)	(8,329)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	24,522
Net gain (loss)	16,193

Increase (decrease) in net assets from operations	$17,162

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$969	$2,454
Net realized gain (loss)	(8,329)	(331)
Realized gain distributions	-	8,328
Net change in unrealized appreciation (depreciation)	24,522	(21,672)

Increase (decrease) in net assets from operations	17,162	(11,221)

Contract owner transactions:
Proceeds from units sold	73,897	214,336
Cost of units redeemed	(73,915)	(108,079)
Account charges	(1)	-
Increase (decrease)	(19)	106,257
Net increase (decrease)	17,143	95,036
Net assets, beginning	95,036	-
Net assets, ending	$112,179	$95,036

Units sold	74,938	217,147
Units redeemed	(75,510)	(109,030)
Net increase (decrease)	(572)	108,117
Units outstanding, beginning	108,117	-
Units outstanding, ending	107,545	108,117

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$288,233
Cost of units redeemed/account charges	(181,995)
Net investment income (loss)	3,423
Net realized gain (loss)	(8,660)
Realized gain distributions	8,328
Net change in unrealized appreciation (depreciation)	2,850
Net assets	$112,179

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	108	$112	1.25%	18.7%	12/31/2019	$1.05	0	$0	1.00%	19.0%	12/31/2019	$1.06	0	$0	0.75%	19.3%
12/31/2018	0.88	108	95	1.25%	-20.6%	12/31/2018	0.88	0	0	1.00%	-20.4%	12/31/2018	0.89	0	0	0.75%	-20.2%
12/31/2017	1.11	0	0	1.25%	10.6%	12/31/2017	1.11	0	0	1.00%	10.8%	12/31/2017	1.11	0	0	0.75%	10.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	19.6%	12/31/2019	$1.07	0	$0	0.25%	19.9%	12/31/2019	$1.08	0	$0	0.00%	20.2%
12/31/2018	0.89	0	0	0.50%	-20.0%	12/31/2018	0.89	0	0	0.25%	-19.8%	12/31/2018	0.90	0	0	0.00%	-19.6%
12/31/2017	1.11	0	0	0.50%	11.1%	12/31/2017	1.11	0	0	0.25%	11.2%	12/31/2017	1.11	0	0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.7%
2018	5.5%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM QMA Small-Cap Value Fund R6 Class - 06-GJP (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.98
Band 100	-	-	1.00
Band 75	-	-	0.99
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.98	0	$0	1.25%	17.6%	12/31/2019	$1.00	0	$0	1.00%	18.2%	12/31/2019	$0.99	0	$0	0.75%	18.2%
12/31/2018	0.84	0	0	1.25%	-19.8%	12/31/2018	0.85	0	0	1.00%	-18.8%	12/31/2018	0.84	0	0	0.75%	-19.4%
12/31/2017	1.04	0	0	1.25%	4.2%	12/31/2017	1.04	0	0	1.00%	4.4%	12/31/2017	1.04	0	0	0.75%	4.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.00	0	$0	0.50%	18.5%	12/31/2019	$1.00	0	$0	0.25%	18.8%	12/31/2019	$1.01	0	$0	0.00%	19.1%
12/31/2018	0.84	0	0	0.50%	-19.2%	12/31/2018	0.85	0	0	0.25%	-19.0%	12/31/2018	0.85	0	0	0.00%	-18.8%
12/31/2017	1.04	0	0	0.50%	4.3%	12/31/2017	1.04	0	0	0.25%	4.4%	12/31/2017	1.04	0	0	0.00%	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Mid-Cap Growth Fund, Inc R2 Class - 06-3FF (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.18
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	1.25%	35.4%	12/31/2019	$1.17	0	$0	1.00%	35.7%	12/31/2019	$1.18	0	$0	0.75%	36.0%
12/31/2018	0.86	0	0	1.25%	-13.8%	12/31/2018	0.86	0	0	1.00%	-13.7%	12/31/2018	0.86	0	0	0.75%	-13.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	0.50%	36.4%	12/31/2019	$1.18	0	$0	0.25%	36.7%	12/31/2019	$1.19	0	$0	0.00%	37.1%
12/31/2018	0.87	0	0	0.50%	-13.5%	12/31/2018	0.87	0	0	0.25%	-13.4%	12/31/2018	0.87	0	0	0.00%	-13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Mid-Cap Growth Fund, Inc R4 Class - 06-3FG (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.19
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	1.25%	35.7%	12/31/2019	$1.18	0	$0	1.00%	36.0%	12/31/2019	$1.18	0	$0	0.75%	36.4%
12/31/2018	0.86	0	0	1.25%	-13.7%	12/31/2018	0.86	0	0	1.00%	-13.6%	12/31/2018	0.87	0	0	0.75%	-13.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	0.50%	36.7%	12/31/2019	$1.19	0	$0	0.25%	37.1%	12/31/2019	$1.19	0	$0	0.00%	37.4%
12/31/2018	0.87	0	0	0.50%	-13.3%	12/31/2018	0.87	0	0	0.25%	-13.2%	12/31/2018	0.87	0	0	0.00%	-13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM High-Yield Fund R2 Class - 06-3FH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,730	$13,375	2,456
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$13,730

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,730	12,412	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$13,730	12,412

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$280
Mortality & expense charges	(60)
Net investment income (loss)	220

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	355
Net gain (loss)	355

Increase (decrease) in net assets from operations	$575

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$220	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	355	-

Increase (decrease) in net assets from operations	575	-

Contract owner transactions:
Proceeds from units sold	13,155	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	13,155	-
Net increase (decrease)	13,730	-
Net assets, beginning	-	-
Net assets, ending	$13,730	$-

Units sold	12,412	-
Units redeemed	-	-
Net increase (decrease)	12,412	-
Units outstanding, beginning	-	-
Units outstanding, ending	12,412	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$13,155
Cost of units redeemed/account charges	-
Net investment income (loss)	220
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	355
Net assets	$13,730

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	12	$14	1.25%	14.3%	12/31/2019	$1.11	0	$0	1.00%	14.5%	12/31/2019	$1.11	0	$0	0.75%	14.8%
12/31/2018	0.97	0	0	1.25%	-3.2%	12/31/2018	0.97	0	0	1.00%	-3.0%	12/31/2018	0.97	0	0	0.75%	-2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	15.1%	12/31/2019	$1.12	0	$0	0.25%	15.4%	12/31/2019	$1.13	0	$0	0.00%	15.7%
12/31/2018	0.97	0	0	0.50%	-2.8%	12/31/2018	0.97	0	0	0.25%	-2.7%	12/31/2018	0.97	0	0	0.00%	-2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.1%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM High-Yield Fund R4 Class - 06-3FJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$776	$760	139
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$776

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$776	700	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.13
Total	$776	700

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$23
Mortality & expense charges	(4)
Net investment income (loss)	19

Gain (loss) on investments:
Net realized gain (loss)	4
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	16
Net gain (loss)	20

Increase (decrease) in net assets from operations	$39

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$19	$-
Net realized gain (loss)	4	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	16	-

Increase (decrease) in net assets from operations	39	-

Contract owner transactions:
Proceeds from units sold	937	-
Cost of units redeemed	(196)	-
Account charges	(4)	-
Increase (decrease)	737	-
Net increase (decrease)	776	-
Net assets, beginning	-	-
Net assets, ending	$776	$-

Units sold	885	-
Units redeemed	(185)	-
Net increase (decrease)	700	-
Units outstanding, beginning	-	-
Units outstanding, ending	700	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$937
Cost of units redeemed/account charges	(200)
Net investment income (loss)	19
Net realized gain (loss)	4
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	16
Net assets	$776

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	1	$1	1.25%	14.4%	12/31/2019	$1.11	0	$0	1.00%	14.7%	12/31/2019	$1.12	0	$0	0.75%	14.9%
12/31/2018	0.97	0	0	1.25%	-3.0%	12/31/2018	0.97	0	0	1.00%	-2.9%	12/31/2018	0.97	0	0	0.75%	-2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	15.2%	12/31/2019	$1.13	0	$0	0.25%	15.5%	12/31/2019	$1.13	0	$0	0.00%	15.8%
12/31/2018	0.97	0	0	0.50%	-2.7%	12/31/2018	0.97	0	0	0.25%	-2.5%	12/31/2018	0.98	0	0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.9%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Total Return Bond Fund R2 Class - 06-3FK
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,509	$22,064	1,493
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$21,518

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,518	19,553	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$21,518	19,553

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$6,089
Mortality & expense charges	(2,362)
Net investment income (loss)	3,727

Gain (loss) on investments:
Net realized gain (loss)	6,310
Realized gain distributions	7,505
Net change in unrealized appreciation (depreciation)	(1,265)
Net gain (loss)	12,550

Increase (decrease) in net assets from operations	$16,277

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,727	$1,606
Net realized gain (loss)	6,310	-
Realized gain distributions	7,505	-
Net change in unrealized appreciation (depreciation)	(1,265)	710

Increase (decrease) in net assets from operations	16,277	2,316

Contract owner transactions:
Proceeds from units sold	41,892	163,256
Cost of units redeemed	(202,223)	-
Account charges	-	-
Increase (decrease)	(160,331)	163,256
Net increase (decrease)	(144,054)	165,572
Net assets, beginning	165,572	-
Net assets, ending	$21,518	$165,572

Units sold	38,627	164,204
Units redeemed	(183,278)	-
Net increase (decrease)	(144,651)	164,204
Units outstanding, beginning	164,204	-
Units outstanding, ending	19,553	164,204

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$205,148
Cost of units redeemed/account charges	(202,223)
Net investment income (loss)	5,333
Net realized gain (loss)	6,310
Realized gain distributions	7,505
Net change in unrealized appreciation (depreciation)	(555)
Net assets	$21,518

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	20	$22	1.25%	9.1%	12/31/2019	$1.10	0	$0	1.00%	9.4%	12/31/2019	$1.11	0	$0	0.75%	9.7%
12/31/2018	1.01	164	166	1.25%	0.8%	12/31/2018	1.01	0	0	1.00%	1.0%	12/31/2018	1.01	0	0	0.75%	1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	10.0%	12/31/2019	$1.12	0	$0	0.25%	10.2%	12/31/2019	$1.12	0	$0	0.00%	10.5%
12/31/2018	1.01	0	0	0.50%	1.2%	12/31/2018	1.01	0	0	0.25%	1.4%	12/31/2018	1.02	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	6.5%
2018	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Total Return Bond Fund R4 Class - 06-3FM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,135,139	$1,183,030	79,161
Receivables: investments sold	6,362
Payables: investments purchased	-
Net assets	$1,141,501

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,141,501	1,032,580	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$1,141,501	1,032,580

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$15,704
Mortality & expense charges	(5,379)
Net investment income (loss)	10,325

Gain (loss) on investments:
Net realized gain (loss)	(95)
Realized gain distributions	38,248
Net change in unrealized appreciation (depreciation)	(47,891)
Net gain (loss)	(9,738)

Increase (decrease) in net assets from operations	$587

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,325	$-
Net realized gain (loss)	(95)	-
Realized gain distributions	38,248	-
Net change in unrealized appreciation (depreciation)	(47,891)	-

Increase (decrease) in net assets from operations	587	-

Contract owner transactions:
Proceeds from units sold	1,202,197	-
Cost of units redeemed	(61,226)	-
Account charges	(57)	-
Increase (decrease)	1,140,914	-
Net increase (decrease)	1,141,501	-
Net assets, beginning	-	-
Net assets, ending	$1,141,501	$-

Units sold	1,088,131	-
Units redeemed	(55,551)	-
Net increase (decrease)	1,032,580	-
Units outstanding, beginning	-	-
Units outstanding, ending	1,032,580	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,202,197
Cost of units redeemed/account charges	(61,283)
Net investment income (loss)	10,325
Net realized gain (loss)	(95)
Realized gain distributions	38,248
Net change in unrealized appreciation (depreciation)	(47,891)
Net assets	$1,141,501

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	1,033	$1,142	1.25%	9.5%	12/31/2019	$1.11	0	$0	1.00%	9.8%	12/31/2019	$1.11	0	$0	0.75%	10.1%
12/31/2018	1.01	0	0	1.25%	1.0%	12/31/2018	1.01	0	0	1.00%	1.1%	12/31/2018	1.01	0	0	0.75%	1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	10.3%	12/31/2019	$1.12	0	$0	0.25%	10.6%	12/31/2019	$1.13	0	$0	0.00%	10.9%
12/31/2018	1.01	0	0	0.50%	1.4%	12/31/2018	1.01	0	0	0.25%	1.5%	12/31/2018	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.8%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Global Real Estate Fund R2 Class - 06-3FN (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	1.25%	22.7%	12/31/2019	$1.17	0	$0	1.00%	23.1%	12/31/2019	$1.17	0	$0	0.75%	23.4%
12/31/2018	0.95	0	0	1.25%	-5.2%	12/31/2018	0.95	0	0	1.00%	-5.0%	12/31/2018	0.95	0	0	0.75%	-4.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	0.50%	23.7%	12/31/2019	$1.18	0	$0	0.25%	24.0%	12/31/2019	$1.19	0	$0	0.00%	24.3%
12/31/2018	0.95	0	0	0.50%	-4.8%	12/31/2018	0.95	0	0	0.25%	-4.7%	12/31/2018	0.95	0	0	0.00%	-4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Global Real Estate Fund R4 Class - 06-3FP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$477,029	$471,158	19,808
Receivables: investments sold	747
Payables: investments purchased	-
Net assets	$477,776

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$477,776	408,883	$1.17
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.19
Total	$477,776	408,883

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$21,288
Mortality & expense charges	(4,682)
Net investment income (loss)	16,606

Gain (loss) on investments:
Net realized gain (loss)	3,566
Realized gain distributions	34,933
Net change in unrealized appreciation (depreciation)	18,071
Net gain (loss)	56,570

Increase (decrease) in net assets from operations	$73,176

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$16,606	$4,343
Net realized gain (loss)	3,566	34
Realized gain distributions	34,933	5,192
Net change in unrealized appreciation (depreciation)	18,071	(12,200)

Increase (decrease) in net assets from operations	73,176	(2,631)

Contract owner transactions:
Proceeds from units sold	129,389	313,640
Cost of units redeemed	(34,935)	(863)
Account charges	-	-
Increase (decrease)	94,454	312,777
Net increase (decrease)	167,630	310,146
Net assets, beginning	310,146	-
Net assets, ending	$477,776	$310,146

Units sold	114,387	327,547
Units redeemed	(32,170)	(881)
Net increase (decrease)	82,217	326,666
Units outstanding, beginning	326,666	-
Units outstanding, ending	408,883	326,666

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$443,029
Cost of units redeemed/account charges	(35,798)
Net investment income (loss)	20,949
Net realized gain (loss)	3,600
Realized gain distributions	40,125
Net change in unrealized appreciation (depreciation)	5,871
Net assets	$477,776

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	409	$478	1.25%	23.1%	12/31/2019	$1.17	0	$0	1.00%	23.4%	12/31/2019	$1.18	0	$0	0.75%	23.7%
12/31/2018	0.95	327	310	1.25%	-5.1%	12/31/2018	0.95	0	0	1.00%	-4.9%	12/31/2018	0.95	0	0	0.75%	-4.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	0.50%	24.0%	12/31/2019	$1.19	0	$0	0.25%	24.3%	12/31/2019	$1.19	0	$0	0.00%	24.6%
12/31/2018	0.95	0	0	0.50%	-4.7%	12/31/2018	0.95	0	0	0.25%	-4.6%	12/31/2018	0.96	0	0	0.00%	-4.4%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.4%
2018	3.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Small Company Fund R2 Class - 06-3FR (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.00	0	$0	1.25%	26.7%	12/31/2019	$1.00	0	$0	1.00%	27.0%	12/31/2019	$1.00	0	$0	0.75%	27.3%
12/31/2018	0.79	0	0	1.25%	-21.3%	12/31/2018	0.79	0	0	1.00%	-21.2%	12/31/2018	0.79	0	0	0.75%	-21.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	0	$0	0.50%	27.7%	12/31/2019	$1.01	0	$0	0.25%	28.0%	12/31/2019	$1.02	0	$0	0.00%	28.3%
12/31/2018	0.79	0	0	0.50%	-21.0%	12/31/2018	0.79	0	0	0.25%	-20.9%	12/31/2018	0.79	0	0	0.00%	-20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM QMA Mid-Cap Value Fund R2 Class - 06-3FT (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.96
Band 50	-	-	0.96
Band 25	-	-	0.97
Band 0	-	-	0.97
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.95	0	$0	1.25%	18.1%	12/31/2019	$0.96	0	$0	1.00%	18.4%	12/31/2019	$0.96	0	$0	0.75%	18.7%
12/31/2018	0.81	0	0	1.25%	-19.4%	12/31/2018	0.81	0	0	1.00%	-19.3%	12/31/2018	0.81	0	0	0.75%	-19.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.96	0	$0	0.50%	19.0%	12/31/2019	$0.97	0	$0	0.25%	19.3%	12/31/2019	$0.97	0	$0	0.00%	19.6%
12/31/2018	0.81	0	0	0.50%	-19.1%	12/31/2018	0.81	0	0	0.25%	-19.0%	12/31/2018	0.81	0	0	0.00%	-18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM QMA Mid-Cap Value Fund R4 Class - 06-3FV (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.97
Band 0	-	-	0.97
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.95	0	$0	1.25%	18.4%	12/31/2019	$0.96	0	$0	1.00%	18.7%	12/31/2019	$0.96	0	$0	0.75%	19.0%
12/31/2018	0.81	0	0	1.25%	-19.3%	12/31/2018	0.81	0	0	1.00%	-19.2%	12/31/2018	0.81	0	0	0.75%	-19.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.97	0	$0	0.50%	19.3%	12/31/2019	$0.97	0	$0	0.25%	19.6%	12/31/2019	$0.97	0	$0	0.00%	19.9%
12/31/2018	0.81	0	0	0.50%	-19.0%	12/31/2018	0.81	0	0	0.25%	-18.9%	12/31/2018	0.81	0	0	0.00%	-18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Small Company Fund R4 Class - 06-3FW (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.00	0	$0	1.25%	27.1%	12/31/2019	$1.01	0	$0	1.00%	27.4%	12/31/2019	$1.01	0	$0	0.75%	27.7%
12/31/2018	0.79	0	0	1.25%	-21.2%	12/31/2018	0.79	0	0	1.00%	-21.1%	12/31/2018	0.79	0	0	0.75%	-21.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	0	$0	0.50%	28.0%	12/31/2019	$1.02	0	$0	0.25%	28.4%	12/31/2019	$1.02	0	$0	0.00%	28.7%
12/31/2018	0.79	0	0	0.50%	-20.8%	12/31/2018	0.79	0	0	0.25%	-20.7%	12/31/2018	0.79	0	0	0.00%	-20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Global Total Return Fund R6 Class - 06-3XW (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	1.25%	5.7%	12/31/2019	$1.06	0	$0	1.00%	5.9%	12/31/2019	$1.06	0	$0	0.75%	6.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	6.2%	12/31/2019	$1.06	0	$0	0.25%	6.4%	12/31/2019	$1.07	0	$0	0.00%	6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Day One Income Fund R6 Class - 06-44G
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,762	$7,768	719
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$7,762

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,762	7,519	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$7,762	7,519

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(1)
Net investment income (loss)	(1)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(6)
Net gain (loss)	(6)

Increase (decrease) in net assets from operations	$(7)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1)	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(6)	-

Increase (decrease) in net assets from operations	(7)	-

Contract owner transactions:
Proceeds from units sold	7,769	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	7,769	-
Net increase (decrease)	7,762	-
Net assets, beginning	-	-
Net assets, ending	$7,762	$-

Units sold	7,519	-
Units redeemed	-	-
Net increase (decrease)	7,519	-
Units outstanding, beginning	-	-
Units outstanding, ending	7,519	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$7,769
Cost of units redeemed/account charges	-
Net investment income (loss)	(1)
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(6)
Net assets	$7,762

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	8	$8	1.25%	3.2%	12/31/2019	$1.03	0	$0	1.00%	3.3%	12/31/2019	$1.03	0	$0	0.75%	3.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	0.50%	3.6%	12/31/2019	$1.04	0	$0	0.25%	3.7%	12/31/2019	$1.04	0	$0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Day One 2045 Fund R6 Class - 06-44T
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$113,556	$113,750	9,655
Receivables: investments sold	-
Payables: investments purchased	(12)
Net assets	$113,544

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$113,544	106,743	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$113,544	106,743

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(15)
Net investment income (loss)	(15)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(194)
Net gain (loss)	(194)

Increase (decrease) in net assets from operations	$(209)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(15)	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(194)	-

Increase (decrease) in net assets from operations	(209)	-

Contract owner transactions:
Proceeds from units sold	113,771	-
Cost of units redeemed	-	-
Account charges	(18)	-
Increase (decrease)	113,753	-
Net increase (decrease)	113,544	-
Net assets, beginning	-	-
Net assets, ending	$113,544	$-

Units sold	106,759	-
Units redeemed	(16)	-
Net increase (decrease)	106,743	-
Units outstanding, beginning	-	-
Units outstanding, ending	106,743	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$113,771
Cost of units redeemed/account charges	(18)
Net investment income (loss)	(15)
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(194)
Net assets	$113,544

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	107	$114	1.25%	6.4%	12/31/2019	$1.06	0	$0	1.00%	6.5%	12/31/2019	$1.07	0	$0	0.75%	6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	6.7%	12/31/2019	$1.07	0	$0	0.25%	6.8%	12/31/2019	$1.07	0	$0	0.00%	7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Day One 2055 Fund R6 Class - 06-44W
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$74,059	$74,246	6,250
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$74,062

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$74,062	69,508	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$74,062	69,508

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(10)
Net investment income (loss)	(10)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(187)
Net gain (loss)	(187)

Increase (decrease) in net assets from operations	$(197)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10)	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(187)	-

Increase (decrease) in net assets from operations	(197)	-

Contract owner transactions:
Proceeds from units sold	74,259	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	74,259	-
Net increase (decrease)	74,062	-
Net assets, beginning	-	-
Net assets, ending	$74,062	$-

Units sold	69,508	-
Units redeemed	-	-
Net increase (decrease)	69,508	-
Units outstanding, beginning	-	-
Units outstanding, ending	69,508	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$74,259
Cost of units redeemed/account charges	-
Net investment income (loss)	(10)
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(187)
Net assets	$74,062

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	70	$74	1.25%	6.6%	12/31/2019	$1.07	0	$0	1.00%	6.7%	12/31/2019	$1.07	0	$0	0.75%	6.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	6.9%	12/31/2019	$1.07	0	$0	0.25%	7.0%	12/31/2019	$1.07	0	$0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Day One 2060 Fund R6 Class - 06-44X
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,066	$7,077	583
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$7,066

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,066	6,617	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$7,066	6,617

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(11)
Net gain (loss)	(11)

Increase (decrease) in net assets from operations	$(11)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(11)	-

Increase (decrease) in net assets from operations	(11)	-

Contract owner transactions:
Proceeds from units sold	7,077	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	7,077	-
Net increase (decrease)	7,066	-
Net assets, beginning	-	-
Net assets, ending	$7,066	$-

Units sold	6,617	-
Units redeemed	-	-
Net increase (decrease)	6,617	-
Units outstanding, beginning	-	-
Units outstanding, ending	6,617	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$7,077
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(11)
Net assets	$7,066

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	7	$7	1.25%	6.8%	12/31/2019	$1.07	0	$0	1.00%	6.9%	12/31/2019	$1.07	0	$0	0.75%	7.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	7.1%	12/31/2019	$1.07	0	$0	0.25%	7.2%	12/31/2019	$1.07	0	$0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Day One 2015 Fund R6 Class - 06-44J (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	1.25%	3.6%	12/31/2019	$1.04	0	$0	1.00%	3.7%	12/31/2019	$1.04	0	$0	0.75%	3.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	0.50%	4.0%	12/31/2019	$1.04	0	$0	0.25%	4.1%	12/31/2019	$1.04	0	$0	0.00%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Day One 2020 Fund R6 Class - 06-44K
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$372,679	$373,014	33,483
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$372,668

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$372,668	358,557	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$372,668	358,557

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(51)
Net investment income (loss)	(51)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(335)
Net gain (loss)	(335)

Increase (decrease) in net assets from operations	$(386)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(51)	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(335)	-

Increase (decrease) in net assets from operations	(386)	-

Contract owner transactions:
Proceeds from units sold	373,084	-
Cost of units redeemed	-	-
Account charges	(30)	-
Increase (decrease)	373,054	-
Net increase (decrease)	372,668	-
Net assets, beginning	-	-
Net assets, ending	$372,668	$-

Units sold	358,585	-
Units redeemed	(28)	-
Net increase (decrease)	358,557	-
Units outstanding, beginning	-	-
Units outstanding, ending	358,557	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$373,084
Cost of units redeemed/account charges	(30)
Net investment income (loss)	(51)
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(335)
Net assets	$372,668

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	359	$373	1.25%	3.9%	12/31/2019	$1.04	0	$0	1.00%	4.0%	12/31/2019	$1.04	0	$0	0.75%	4.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	0.50%	4.3%	12/31/2019	$1.04	0	$0	0.25%	4.4%	12/31/2019	$1.05	0	$0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Day One 2025 Fund R6 Class - 06-44M
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$360,575	$361,218	32,195
Receivables: investments sold	12
Payables: investments purchased	-
Net assets	$360,587

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$360,587	345,822	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$360,587	345,822

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(49)
Net investment income (loss)	(49)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(643)
Net gain (loss)	(643)

Increase (decrease) in net assets from operations	$(692)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(49)	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(643)	-

Increase (decrease) in net assets from operations	(692)	-

Contract owner transactions:
Proceeds from units sold	361,285	-
Cost of units redeemed	-	-
Account charges	(6)	-
Increase (decrease)	361,279	-
Net increase (decrease)	360,587	-
Net assets, beginning	-	-
Net assets, ending	$360,587	$-

Units sold	345,827	-
Units redeemed	(5)	-
Net increase (decrease)	345,822	-
Units outstanding, beginning	-	-
Units outstanding, ending	345,822	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$361,285
Cost of units redeemed/account charges	(6)
Net investment income (loss)	(49)
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(643)
Net assets	$360,587

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	346	$361	1.25%	4.3%	12/31/2019	$1.04	0	$0	1.00%	4.4%	12/31/2019	$1.04	0	$0	0.75%	4.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	0.50%	4.6%	12/31/2019	$1.05	0	$0	0.25%	4.7%	12/31/2019	$1.05	0	$0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Day One 2030 Fund R6 Class - 06-44N
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$229,497	$229,696	19,835
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$229,497

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$229,497	218,332	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$229,497	218,332

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(31)
Net investment income (loss)	(31)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(199)
Net gain (loss)	(199)

Increase (decrease) in net assets from operations	$(230)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(31)	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(199)	-

Increase (decrease) in net assets from operations	(230)	-

Contract owner transactions:
Proceeds from units sold	229,739	-
Cost of units redeemed	-	-
Account charges	(12)	-
Increase (decrease)	229,727	-
Net increase (decrease)	229,497	-
Net assets, beginning	-	-
Net assets, ending	$229,497	$-

Units sold	218,343	-
Units redeemed	(11)	-
Net increase (decrease)	218,332	-
Units outstanding, beginning	-	-
Units outstanding, ending	218,332	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$229,739
Cost of units redeemed/account charges	(12)
Net investment income (loss)	(31)
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(199)
Net assets	$229,497

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	218	$229	1.25%	5.1%	12/31/2019	$1.05	0	$0	1.00%	5.2%	12/31/2019	$1.05	0	$0	0.75%	5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	0.50%	5.5%	12/31/2019	$1.06	0	$0	0.25%	5.6%	12/31/2019	$1.06	0	$0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Day One 2035 Fund R6 Class - 06-44P
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$319,844	$320,394	27,477
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$319,842

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$319,842	302,472	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$319,842	302,472

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(43)
Net investment income (loss)	(43)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(550)
Net gain (loss)	(550)

Increase (decrease) in net assets from operations	$(593)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(43)	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(550)	-

Increase (decrease) in net assets from operations	(593)	-

Contract owner transactions:
Proceeds from units sold	320,453	-
Cost of units redeemed	-	-
Account charges	(18)	-
Increase (decrease)	320,435	-
Net increase (decrease)	319,842	-
Net assets, beginning	-	-
Net assets, ending	$319,842	$-

Units sold	302,489	-
Units redeemed	(17)	-
Net increase (decrease)	302,472	-
Units outstanding, beginning	-	-
Units outstanding, ending	302,472	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$320,453
Cost of units redeemed/account charges	(18)
Net investment income (loss)	(43)
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(550)
Net assets	$319,842

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	302	$320	1.25%	5.7%	12/31/2019	$1.06	0	$0	1.00%	5.9%	12/31/2019	$1.06	0	$0	0.75%	6.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	6.1%	12/31/2019	$1.06	0	$0	0.25%	6.2%	12/31/2019	$1.06	0	$0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Day One 2040 Fund R6 Class - 06-44R
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$331,206	$331,764	27,903
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$331,208

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$331,208	312,265	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$331,208	312,265

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(45)
Net investment income (loss)	(45)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(558)
Net gain (loss)	(558)

Increase (decrease) in net assets from operations	$(603)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(45)	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(558)	-

Increase (decrease) in net assets from operations	(603)	-

Contract owner transactions:
Proceeds from units sold	331,824	-
Cost of units redeemed	-	-
Account charges	(13)	-
Increase (decrease)	331,811	-
Net increase (decrease)	331,208	-
Net assets, beginning	-	-
Net assets, ending	$331,208	$-

Units sold	312,277	-
Units redeemed	(12)	-
Net increase (decrease)	312,265	-
Units outstanding, beginning	-	-
Units outstanding, ending	312,265	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$331,824
Cost of units redeemed/account charges	(13)
Net investment income (loss)	(45)
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(558)
Net assets	$331,208

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	312	$331	1.25%	6.1%	12/31/2019	$1.06	0	$0	1.00%	6.2%	12/31/2019	$1.06	0	$0	0.75%	6.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	6.4%	12/31/2019	$1.07	0	$0	0.25%	6.5%	12/31/2019	$1.07	0	$0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Day One 2050 Fund R6 Class - 06-44V
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$118,824	$119,022	9,919
Receivables: investments sold	5
Payables: investments purchased	-
Net assets	$118,829

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$118,829	111,597	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$118,829	111,597

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(16)
Net investment income (loss)	(16)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(198)
Net gain (loss)	(198)

Increase (decrease) in net assets from operations	$(214)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(16)	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(198)	-

Increase (decrease) in net assets from operations	(214)	-

Contract owner transactions:
Proceeds from units sold	119,043	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	119,043	-
Net increase (decrease)	118,829	-
Net assets, beginning	-	-
Net assets, ending	$118,829	$-

Units sold	111,597	-
Units redeemed	-	-
Net increase (decrease)	111,597	-
Units outstanding, beginning	-	-
Units outstanding, ending	111,597	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$119,043
Cost of units redeemed/account charges	-
Net investment income (loss)	(16)
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(198)
Net assets	$118,829

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	112	$119	1.25%	6.5%	12/31/2019	$1.07	0	$0	1.00%	6.6%	12/31/2019	$1.07	0	$0	0.75%	6.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	6.8%	12/31/2019	$1.07	0	$0	0.25%	6.9%	12/31/2019	$1.07	0	$0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
PGIM Jennison Financial Services Fund A Class - 06-456
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$277,394	$249,338	17,063
Receivables: investments sold	66
Payables: investments purchased	-
Net assets	$277,460

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$256,987	142,825	$1.80
Band 100	20,473	11,096	1.85
Band 75	-	-	1.89
Band 50	-	-	1.94
Band 25	-	-	1.99
Band 0	-	-	2.04
Total	$277,460	153,921

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,449
Mortality & expense charges	(3,004)
Net investment income (loss)	(1,555)

Gain (loss) on investments:
Net realized gain (loss)	645
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	63,491
Net gain (loss)	64,136

Increase (decrease) in net assets from operations	$62,581

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,555)	$(2,388)
Net realized gain (loss)	645	16,177
Realized gain distributions	-	1,044
Net change in unrealized appreciation (depreciation)	63,491	(52,287)

Increase (decrease) in net assets from operations	62,581	(37,454)

Contract owner transactions:
Proceeds from units sold	176,865	151,517
Cost of units redeemed	(167,942)	(148,526)
Account charges	(52)	(26)
Increase (decrease)	8,871	2,965
Net increase (decrease)	71,452	(34,489)
Net assets, beginning	206,008	240,497
Net assets, ending	$277,460	$206,008

Units sold	108,128	91,270
Units redeemed	(104,489)	(90,224)
Net increase (decrease)	3,639	1,046
Units outstanding, beginning	150,282	149,236
Units outstanding, ending	153,921	150,282

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,414,624
Cost of units redeemed/account charges	(1,191,775)
Net investment income (loss)	(1,240)
Net realized gain (loss)	(45,281)
Realized gain distributions	73,076
Net change in unrealized appreciation (depreciation)	28,056
Net assets	$277,460

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.80	143	$257	1.25%	31.7%	12/31/2019	$1.85	11	$20	1.00%	32.0%	12/31/2019	$1.89	0	$0	0.75%	32.3%
12/31/2018	1.37	130	177	1.25%	-15.0%	12/31/2018	1.40	20	29	1.00%	-14.8%	12/31/2018	1.43	0	0	0.75%	-14.5%
12/31/2017	1.61	129	207	1.25%	21.6%	12/31/2017	1.64	21	34	1.00%	21.9%	12/31/2017	1.67	0	0	0.75%	22.2%
12/31/2016	1.32	56	75	1.25%	1.7%	12/31/2016	1.34	25	34	1.00%	2.0%	12/31/2016	1.37	0	0	0.75%	2.2%
12/31/2015	1.30	147	191	1.25%	-12.4%	12/31/2015	1.32	33	43	1.00%	-12.2%	12/31/2015	1.34	0	0	0.75%	-11.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.94	0	$0	0.50%	32.7%	12/31/2019	$1.99	0	$0	0.25%	33.0%	12/31/2019	$2.04	0	$0	0.00%	33.3%
12/31/2018	1.46	0	0	0.50%	-14.3%	12/31/2018	1.50	0	0	0.25%	-14.1%	12/31/2018	1.53	0	0	0.00%	-13.9%
12/31/2017	1.71	0	0	0.50%	22.6%	12/31/2017	1.74	0	0	0.25%	22.9%	12/31/2017	1.78	0	0	0.00%	23.2%
12/31/2016	1.39	0	0	0.50%	2.5%	12/31/2016	1.42	0	0	0.25%	2.7%	12/31/2016	1.44	0	0	0.00%	3.0%
12/31/2015	1.36	0	0	0.50%	-11.7%	12/31/2015	1.38	0	0	0.25%	-11.5%	12/31/2015	1.40	1	2	0.00%	-11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.6%
2018	0.2%
2017	1.6%
2016	0.9%
2015	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Growth Opportunities Fund Y Class - 06-899 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.94
Band 100	-	-	1.96
Band 75	-	-	1.99
Band 50	-	-	2.01
Band 25	-	-	2.04
Band 0	-	-	2.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.94	0	$0	1.25%	35.0%	12/31/2019	$1.96	0	$0	1.00%	35.4%	12/31/2019	$1.99	0	$0	0.75%	35.7%
12/31/2018	1.44	0	0	1.25%	1.3%	12/31/2018	1.45	0	0	1.00%	1.5%	12/31/2018	1.46	0	0	0.75%	1.8%
12/31/2017	1.42	0	0	1.25%	29.7%	12/31/2017	1.43	0	0	1.00%	30.0%	12/31/2017	1.44	0	0	0.75%	30.3%
12/31/2016	1.09	0	0	1.25%	5.3%	12/31/2016	1.10	0	0	1.00%	5.6%	12/31/2016	1.10	0	0	0.75%	5.8%
12/31/2015	1.04	0	0	1.25%	3.8%	12/31/2015	1.04	0	0	1.00%	4.1%	12/31/2015	1.04	0	0	0.75%	4.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.01	0	$0	0.50%	36.1%	12/31/2019	$2.04	0	$0	0.25%	36.4%	12/31/2019	$2.06	0	$0	0.00%	36.7%
12/31/2018	1.48	0	0	0.50%	2.0%	12/31/2018	1.49	0	0	0.25%	2.3%	12/31/2018	1.51	0	0	0.00%	2.5%
12/31/2017	1.45	0	0	0.50%	30.6%	12/31/2017	1.46	0	0	0.25%	31.0%	12/31/2017	1.47	0	0	0.00%	31.3%
12/31/2016	1.11	0	0	0.50%	6.1%	12/31/2016	1.11	0	0	0.25%	6.4%	12/31/2016	1.12	0	0	0.00%	6.6%
12/31/2015	1.05	0	0	0.50%	4.6%	12/31/2015	1.05	0	0	0.25%	4.8%	12/31/2015	1.05	0	0	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Diversified Income Trust A Class - 06-936 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	1.25%	10.9%	12/31/2019	$1.18	0	$0	1.00%	11.1%	12/31/2019	$1.19	0	$0	0.75%	11.4%
12/31/2018	1.05	0	0	1.25%	-2.6%	12/31/2018	1.06	0	0	1.00%	-2.4%	12/31/2018	1.07	0	0	0.75%	-2.1%
12/31/2017	1.08	0	0	1.25%	5.2%	12/31/2017	1.08	0	0	1.00%	5.5%	12/31/2017	1.09	0	0	0.75%	5.7%
12/31/2016	1.02	0	0	1.25%	3.8%	12/31/2016	1.03	0	0	1.00%	4.1%	12/31/2016	1.03	0	0	0.75%	4.3%
12/31/2015	0.99	0	0	1.25%	-1.4%	12/31/2015	0.99	0	0	1.00%	-1.2%	12/31/2015	0.99	0	0	0.75%	-1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	0	$0	0.50%	11.7%	12/31/2019	$1.22	0	$0	0.25%	12.0%	12/31/2019	$1.24	0	$0	0.00%	12.3%
12/31/2018	1.08	0	0	0.50%	-1.9%	12/31/2018	1.09	0	0	0.25%	-1.6%	12/31/2018	1.10	0	0	0.00%	-1.4%
12/31/2017	1.10	0	0	0.50%	6.0%	12/31/2017	1.11	0	0	0.25%	6.3%	12/31/2017	1.12	0	0	0.00%	6.5%
12/31/2016	1.04	0	0	0.50%	4.6%	12/31/2016	1.04	0	0	0.25%	4.8%	12/31/2016	1.05	0	0	0.00%	5.1%
12/31/2015	0.99	0	0	0.50%	-0.7%	12/31/2015	1.00	0	0	0.25%	-0.5%	12/31/2015	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Growth Opportunities Fund A Class - 06-938
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$45,088	$41,157	1,155
Receivables: investments sold	59
Payables: investments purchased	-
Net assets	$45,147

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$45,147	23,587	$1.91
Band 100	-	-	1.94
Band 75	-	-	1.96
Band 50	-	-	1.99
Band 25	-	-	2.01
Band 0	-	-	2.04
Total	$45,147	23,587

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(403)
Net investment income (loss)	(403)

Gain (loss) on investments:
Net realized gain (loss)	1,592
Realized gain distributions	1,660
Net change in unrealized appreciation (depreciation)	3,817
Net gain (loss)	7,069

Increase (decrease) in net assets from operations	$6,666

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(403)	$(39)
Net realized gain (loss)	1,592	30
Realized gain distributions	1,660	242
Net change in unrealized appreciation (depreciation)	3,817	(281)

Increase (decrease) in net assets from operations	6,666	(48)

Contract owner transactions:
Proceeds from units sold	47,265	1,229
Cost of units redeemed	(12,132)	-
Account charges	(21)	(92)
Increase (decrease)	35,112	1,137
Net increase (decrease)	41,778	1,089
Net assets, beginning	3,369	2,280
Net assets, ending	$45,147	$3,369

Units sold	27,974	809
Units redeemed	(6,758)	(59)
Net increase (decrease)	21,216	750
Units outstanding, beginning	2,371	1,621
Units outstanding, ending	23,587	2,371

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$50,368
Cost of units redeemed/account charges	(12,256)
Net investment income (loss)	(460)
Net realized gain (loss)	1,626
Realized gain distributions	1,938
Net change in unrealized appreciation (depreciation)	3,931
Net assets	$45,147

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.91	24	$45	1.25%	34.7%	12/31/2019	$1.94	0	$0	1.00%	35.1%	12/31/2019	$1.96	0	$0	0.75%	35.4%
12/31/2018	1.42	2	3	1.25%	1.0%	12/31/2018	1.43	0	0	1.00%	1.2%	12/31/2018	1.45	0	0	0.75%	1.5%
12/31/2017	1.41	2	2	1.25%	29.3%	12/31/2017	1.42	0	0	1.00%	29.7%	12/31/2017	1.43	0	0	0.75%	30.0%
12/31/2016	1.09	1	1	1.25%	5.0%	12/31/2016	1.09	0	0	1.00%	5.3%	12/31/2016	1.10	0	0	0.75%	5.5%
12/31/2015	1.04	0	0	1.25%	3.6%	12/31/2015	1.04	0	0	1.00%	3.8%	12/31/2015	1.04	0	0	0.75%	4.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.99	0	$0	0.50%	35.7%	12/31/2019	$2.01	0	$0	0.25%	36.1%	12/31/2019	$2.04	0	$0	0.00%	36.4%
12/31/2018	1.46	0	0	0.50%	1.7%	12/31/2018	1.48	0	0	0.25%	2.0%	12/31/2018	1.49	0	0	0.00%	2.3%
12/31/2017	1.44	0	0	0.50%	30.3%	12/31/2017	1.45	0	0	0.25%	30.6%	12/31/2017	1.46	0	0	0.00%	31.0%
12/31/2016	1.10	0	0	0.50%	5.8%	12/31/2016	1.11	0	0	0.25%	6.1%	12/31/2016	1.11	0	0	0.00%	6.3%
12/31/2015	1.04	0	0	0.50%	4.3%	12/31/2015	1.05	0	0	0.25%	4.6%	12/31/2015	1.05	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.3%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Diversified Income Trust R6 Class - 06-GNK (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	11.4%	12/31/2019	$1.10	0	$0	1.00%	11.7%	12/31/2019	$1.10	0	$0	0.75%	12.0%
12/31/2018	0.98	0	0	1.25%	-2.3%	12/31/2018	0.98	0	0	1.00%	-2.0%	12/31/2018	0.98	0	0	0.75%	-1.8%
12/31/2017	1.00	0	0	1.25%	0.2%	12/31/2017	1.00	0	0	1.00%	0.2%	12/31/2017	1.00	0	0	0.75%	0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	12.2%	12/31/2019	$1.11	0	$0	0.25%	12.5%	12/31/2019	$1.12	0	$0	0.00%	12.8%
12/31/2018	0.99	0	0	0.50%	-1.6%	12/31/2018	0.99	0	0	0.25%	-1.3%	12/31/2018	0.99	0	0	0.00%	-1.1%
12/31/2017	1.00	0	0	0.50%	0.3%	12/31/2017	1.00	0	0	0.25%	0.3%	12/31/2017	1.00	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Dynamic Asset Allocation Balanced Fund A Class - 06-GNM (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	15.8%	12/31/2019	$1.07	0	$0	1.00%	16.1%	12/31/2019	$1.08	0	$0	0.75%	16.4%
12/31/2018	0.92	0	0	1.25%	-8.4%	12/31/2018	0.92	0	0	1.00%	-8.1%	12/31/2018	0.93	0	0	0.75%	-7.9%
12/31/2017	1.01	0	0	1.25%	0.6%	12/31/2017	1.01	0	0	1.00%	0.6%	12/31/2017	1.01	0	0	0.75%	0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	16.7%	12/31/2019	$1.09	0	$0	0.25%	17.0%	12/31/2019	$1.10	0	$0	0.00%	17.3%
12/31/2018	0.93	0	0	0.50%	-7.7%	12/31/2018	0.93	0	0	0.25%	-7.4%	12/31/2018	0.93	0	0	0.00%	-7.2%
12/31/2017	1.01	0	0	0.50%	0.7%	12/31/2017	1.01	0	0	0.25%	0.7%	12/31/2017	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Dynamic Asset Allocation Balanced Fund R6 Class - 06-GNN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$468,972	$468,351	31,059
Receivables: investments sold	27
Payables: investments purchased	-
Net assets	$468,999

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$468,999	435,682	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$468,999	435,682

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(16)
Net investment income (loss)	(16)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	621
Net gain (loss)	621

Increase (decrease) in net assets from operations	$605

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(16)	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	621	-

Increase (decrease) in net assets from operations	605	-

Contract owner transactions:
Proceeds from units sold	468,409	-
Cost of units redeemed	-	-
Account charges	(15)	-
Increase (decrease)	468,394	-
Net increase (decrease)	468,999	-
Net assets, beginning	-	-
Net assets, ending	$468,999	$-

Units sold	435,696	-
Units redeemed	(14)	-
Net increase (decrease)	435,682	-
Units outstanding, beginning	-	-
Units outstanding, ending	435,682	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$468,409
Cost of units redeemed/account charges	(15)
Net investment income (loss)	(16)
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	621
Net assets	$468,999

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	436	$469	1.25%	16.3%	12/31/2019	$1.08	0	$0	1.00%	16.6%	12/31/2019	$1.09	0	$0	0.75%	16.9%
12/31/2018	0.93	0	0	1.25%	-8.0%	12/31/2018	0.93	0	0	1.00%	-7.8%	12/31/2018	0.93	0	0	0.75%	-7.6%
12/31/2017	1.01	0	0	1.25%	0.6%	12/31/2017	1.01	0	0	1.00%	0.7%	12/31/2017	1.01	0	0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	17.2%	12/31/2019	$1.10	0	$0	0.25%	17.5%	12/31/2019	$1.10	0	$0	0.00%	17.8%
12/31/2018	0.93	0	0	0.50%	-7.3%	12/31/2018	0.94	0	0	0.25%	-7.1%	12/31/2018	0.94	0	0	0.00%	-6.9%
12/31/2017	1.01	0	0	0.50%	0.7%	12/31/2017	1.01	0	0	0.25%	0.7%	12/31/2017	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Dynamic Asset Allocation Balanced Fund Y Class - 06-GNP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$300,384
Mortality & expense charges	(200,049)
Net investment income (loss)	100,335

Gain (loss) on investments:
Net realized gain (loss)	1,534,533
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	1,534,533

Increase (decrease) in net assets from operations	$1,634,868

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$100,335	$-
Net realized gain (loss)	1,534,533	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	1,634,868	-

Contract owner transactions:
Proceeds from units sold	30,699,247	-
Cost of units redeemed	(32,320,462)	-
Account charges	(13,653)	-
Increase (decrease)	(1,634,868)	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	30,402,118	-
Units redeemed	(30,402,118)	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$30,699,247
Cost of units redeemed/account charges	(32,334,115)
Net investment income (loss)	100,335
Net realized gain (loss)	1,534,533
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	16.2%	12/31/2019	$1.08	0	$0	1.00%	16.5%	12/31/2019	$1.09	0	$0	0.75%	16.8%
12/31/2018	0.92	0	0	1.25%	-8.1%	12/31/2018	0.93	0	0	1.00%	-7.9%	12/31/2018	0.93	0	0	0.75%	-7.7%
12/31/2017	1.01	0	0	1.25%	0.6%	12/31/2017	1.01	0	0	1.00%	0.6%	12/31/2017	1.01	0	0	0.75%	0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	17.0%	12/31/2019	$1.10	0	$0	0.25%	17.3%	12/31/2019	$1.10	0	$0	0.00%	17.6%
12/31/2018	0.93	0	0	0.50%	-7.4%	12/31/2018	0.93	0	0	0.25%	-7.2%	12/31/2018	0.94	0	0	0.00%	-7.0%
12/31/2017	1.01	0	0	0.50%	0.7%	12/31/2017	1.01	0	0	0.25%	0.7%	12/31/2017	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Dynamic Asset Allocation Conservative Fund A Class - 06-GNR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$8
Mortality & expense charges	(4)
Net investment income (loss)	4

Gain (loss) on investments:
Net realized gain (loss)	21
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	21

Increase (decrease) in net assets from operations	$25

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4	$-
Net realized gain (loss)	21	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	25	-

Contract owner transactions:
Proceeds from units sold	2,516	-
Cost of units redeemed	(2,540)	-
Account charges	(1)	-
Increase (decrease)	(25)	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	2,474	-
Units redeemed	(2,474)	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,516
Cost of units redeemed/account charges	(2,541)
Net investment income (loss)	4
Net realized gain (loss)	21
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	1.25%	10.4%	12/31/2019	$1.05	0	$0	1.00%	10.7%	12/31/2019	$1.05	0	$0	0.75%	11.0%
12/31/2018	0.94	0	0	1.25%	-6.0%	12/31/2018	0.95	0	0	1.00%	-5.7%	12/31/2018	0.95	0	0	0.75%	-5.5%
12/31/2017	1.00	0	0	1.25%	0.3%	12/31/2017	1.00	0	0	1.00%	0.3%	12/31/2017	1.00	0	0	0.75%	0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	11.3%	12/31/2019	$1.06	0	$0	0.25%	11.5%	12/31/2019	$1.07	0	$0	0.00%	11.8%
12/31/2018	0.95	0	0	0.50%	-5.3%	12/31/2018	0.95	0	0	0.25%	-5.0%	12/31/2018	0.96	0	0	0.00%	-4.8%
12/31/2017	1.00	0	0	0.50%	0.4%	12/31/2017	1.00	0	0	0.25%	0.4%	12/31/2017	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Dynamic Asset Allocation Conservative Fund R6 Class - 06-GNT (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	1.25%	10.9%	12/31/2019	$1.05	0	$0	1.00%	11.1%	12/31/2019	$1.06	0	$0	0.75%	11.4%
12/31/2018	0.95	0	0	1.25%	-5.6%	12/31/2018	0.95	0	0	1.00%	-5.4%	12/31/2018	0.95	0	0	0.75%	-5.2%
12/31/2017	1.00	0	0	1.25%	0.3%	12/31/2017	1.00	0	0	1.00%	0.3%	12/31/2017	1.00	0	0	0.75%	0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	11.7%	12/31/2019	$1.07	0	$0	0.25%	12.0%	12/31/2019	$1.08	0	$0	0.00%	12.2%
12/31/2018	0.95	0	0	0.50%	-4.9%	12/31/2018	0.96	0	0	0.25%	-4.7%	12/31/2018	0.96	0	0	0.00%	-4.4%
12/31/2017	1.00	0	0	0.50%	0.3%	12/31/2017	1.00	0	0	0.25%	0.3%	12/31/2017	1.00	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Dynamic Asset Allocation Conservative Fund Y Class - 06-GNV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,803
Mortality & expense charges	(1,721)
Net investment income (loss)	1,082

Gain (loss) on investments:
Net realized gain (loss)	9,279
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	9,279

Increase (decrease) in net assets from operations	$10,361
Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,082	$-
Net realized gain (loss)	9,279	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	10,361	-

Contract owner transactions:
Proceeds from units sold	266,410	-
Cost of units redeemed	(276,769)	-
Account charges	(2)	-
Increase (decrease)	(10,361)	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	265,878	-
Units redeemed	(265,878)	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$266,410
Cost of units redeemed/account charges	(276,771)
Net investment income (loss)	1,082
Net realized gain (loss)	9,279
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	1.25%	10.6%	12/31/2019	$1.05	0	$0	1.00%	10.9%	12/31/2019	$1.06	0	$0	0.75%	11.2%
12/31/2018	0.95	0	0	1.25%	-5.7%	12/31/2018	0.95	0	0	1.00%	-5.5%	12/31/2018	0.95	0	0	0.75%	-5.3%
12/31/2017	1.00	0	0	1.25%	0.3%	12/31/2017	1.00	0	0	1.00%	0.3%	12/31/2017	1.00	0	0	0.75%	0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	11.5%	12/31/2019	$1.07	0	$0	0.25%	11.7%	12/31/2019	$1.07	0	$0	0.00%	12.0%
12/31/2018	0.95	0	0	0.50%	-5.0%	12/31/2018	0.96	0	0	0.25%	-4.8%	12/31/2018	0.96	0	0	0.00%	-4.5%
12/31/2017	1.00	0	0	0.50%	0.4%	12/31/2017	1.00	0	0	0.25%	0.4%	12/31/2017	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Dynamic Asset Allocation Growth Fund A Class - 06-GNW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,827	$13,840	893
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$14,827

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	14,827	13,449	1.10
Total	$14,827	13,449

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$227
Mortality & expense charges	-
Net investment income (loss)	227

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	987
Net gain (loss)	987

Increase (decrease) in net assets from operations	$1,214

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$227	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	987	-

Increase (decrease) in net assets from operations	1,214	-

Contract owner transactions:
Proceeds from units sold	13,613	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	13,613	-
Net increase (decrease)	14,827	-
Net assets, beginning	-	-
Net assets, ending	$14,827	$-

Units sold	13,449	-
Units redeemed	-	-
Net increase (decrease)	13,449	-
Units outstanding, beginning	-	-
Units outstanding, ending	13,449	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$13,613
Cost of units redeemed/account charges	-
Net investment income (loss)	227
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	987
Net assets	$14,827

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	19.3%	12/31/2019	$1.08	0	$0	1.00%	19.6%	12/31/2019	$1.09	0	$0	0.75%	19.9%
12/31/2018	0.90	0	0	1.25%	-10.8%	12/31/2018	0.90	0	0	1.00%	-10.6%	12/31/2018	0.91	0	0	0.75%	-10.4%
12/31/2017	1.01	0	0	1.25%	1.0%	12/31/2017	1.01	0	0	1.00%	1.0%	12/31/2017	1.01	0	0	0.75%	1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	20.2%	12/31/2019	$1.10	0	$0	0.25%	20.5%	12/31/2019	$1.10	13	$15	0.00%	20.8%
12/31/2018	0.91	0	0	0.50%	-10.2%	12/31/2018	0.91	0	0	0.25%	-9.9%	12/31/2018	0.91	0	0	0.00%	-9.7%
12/31/2017	1.01	0	0	0.50%	1.1%	12/31/2017	1.01	0	0	0.25%	1.1%	12/31/2017	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.1%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Dynamic Asset Allocation Growth Fund R6 Class - 06-GNX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,613	$8,163	532
Receivables: investments sold	341
Payables: investments purchased	-
Net assets	$8,954

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,954	8,266	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$8,954	8,266

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$160
Mortality & expense charges	(75)
Net investment income (loss)	85

Gain (loss) on investments:
Net realized gain (loss)	(578)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,708
Net gain (loss)	1,130

Increase (decrease) in net assets from operations	$1,215

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$85	$73
Net realized gain (loss)	(578)	(1)
Realized gain distributions	-	499
Net change in unrealized appreciation (depreciation)	1,708	(1,258)

Increase (decrease) in net assets from operations	1,215	(687)

Contract owner transactions:
Proceeds from units sold	8,426	7,365
Cost of units redeemed	(7,342)	-
Account charges	(4)	(19)
Increase (decrease)	1,080	7,346
Net increase (decrease)	2,295	6,659
Net assets, beginning	6,659	-
Net assets, ending	$8,954	$6,659

Units sold	8,300	7,381
Units redeemed	(7,395)	(20)
Net increase (decrease)	905	7,361
Units outstanding, beginning	7,361	-
Units outstanding, ending	8,266	7,361

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$15,791
Cost of units redeemed/account charges	(7,365)
Net investment income (loss)	158
Net realized gain (loss)	(579)
Realized gain distributions	499
Net change in unrealized appreciation (depreciation)	450
Net assets	$8,954

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	8	$9	1.25%	19.7%	12/31/2019	$1.09	0	$0	1.00%	20.0%	12/31/2019	$1.09	0	$0	0.75%	20.3%
12/31/2018	0.90	7	7	1.25%	-10.5%	12/31/2018	0.91	0	0	1.00%	-10.2%	12/31/2018	0.91	0	0	0.75%	-10.0%
12/31/2017	1.01	0	0	1.25%	1.0%	12/31/2017	1.01	0	0	1.00%	1.1%	12/31/2017	1.01	0	0	0.75%	1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	20.6%	12/31/2019	$1.11	0	$0	0.25%	20.9%	12/31/2019	$1.11	0	$0	0.00%	21.2%
12/31/2018	0.91	0	0	0.50%	-9.8%	12/31/2018	0.91	0	0	0.25%	-9.6%	12/31/2018	0.92	0	0	0.00%	-9.3%
12/31/2017	1.01	0	0	0.50%	1.1%	12/31/2017	1.01	0	0	0.25%	1.1%	12/31/2017	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.0%
2018	2.9%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Dynamic Asset Allocation Growth Fund Y Class - 06-GNY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	2
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	2

Increase (decrease) in net assets from operations	$2

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	2	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	2	-

Contract owner transactions:
Proceeds from units sold	149	-
Cost of units redeemed	(151)	-
Account charges	-	-
Increase (decrease)	(2)	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	141	-
Units redeemed	(141)	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$149
Cost of units redeemed/account charges	(151)
Net investment income (loss)	-
Net realized gain (loss)	2
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	1.25%	19.5%	12/31/2019	$1.09	0	$0	1.00%	19.8%	12/31/2019	$1.09	0	$0	0.75%	20.1%
12/31/2018	0.90	0	0	1.25%	-10.5%	12/31/2018	0.91	0	0	1.00%	-10.3%	12/31/2018	0.91	0	0	0.75%	-10.1%
12/31/2017	1.01	0	0	1.25%	1.0%	12/31/2017	1.01	0	0	1.00%	1.0%	12/31/2017	1.01	0	0	0.75%	1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	20.4%	12/31/2019	$1.10	0	$0	0.25%	20.7%	12/31/2019	$1.11	0	$0	0.00%	21.0%
12/31/2018	0.91	0	0	0.50%	-9.9%	12/31/2018	0.91	0	0	0.25%	-9.6%	12/31/2018	0.92	0	0	0.00%	-9.4%
12/31/2017	1.01	0	0	0.50%	1.0%	12/31/2017	1.01	0	0	0.25%	1.0%	12/31/2017	1.01	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Equity Income Fund A Class - 06-FCG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$790,474	$656,587	29,863
Receivables: investments sold	-
Payables: investments purchased	(280)
Net assets	$790,194

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$790,194	601,259	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$790,194	601,259

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$10,776
Mortality & expense charges	(9,359)
Net investment income (loss)	1,417

Gain (loss) on investments:
Net realized gain (loss)	(17,167)
Realized gain distributions	18,832
Net change in unrealized appreciation (depreciation)	193,385
Net gain (loss)	195,050

Increase (decrease) in net assets from operations	$196,467

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,417	$910
Net realized gain (loss)	(17,167)	(23,402)
Realized gain distributions	18,832	11,925
Net change in unrealized appreciation (depreciation)	193,385	(59,498)

Increase (decrease) in net assets from operations	196,467	(70,065)

Contract owner transactions:
Proceeds from units sold	590,819	645,388
Cost of units redeemed	(296,172)	(276,010)
Account charges	(208)	(25)
Increase (decrease)	294,439	369,353
Net increase (decrease)	490,906	299,288
Net assets, beginning	299,288	-
Net assets, ending	$790,194	$299,288

Units sold	560,693	561,196
Units redeemed	(251,653)	(268,977)
Net increase (decrease)	309,040	292,219
Units outstanding, beginning	292,219	-
Units outstanding, ending	601,259	292,219

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,276,598
Cost of units redeemed/account charges	(613,897)
Net investment income (loss)	2,266
Net realized gain (loss)	(39,417)
Realized gain distributions	30,757
Net change in unrealized appreciation (depreciation)	133,887
Net assets	$790,194

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	601	$790	1.25%	28.3%	12/31/2019	$1.32	0	$0	1.00%	28.6%	12/31/2019	$1.33	0	$0	0.75%	29.0%
12/31/2018	1.02	292	299	1.25%	-9.5%	12/31/2018	1.03	0	0	1.00%	-9.3%	12/31/2018	1.03	0	0	0.75%	-9.0%
12/31/2017	1.13	0	0	1.25%	13.2%	12/31/2017	1.13	0	0	1.00%	13.4%	12/31/2017	1.14	0	0	0.75%	13.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	0	$0	0.50%	29.3%	12/31/2019	$1.35	0	$0	0.25%	29.6%	12/31/2019	$1.36	0	$0	0.00%	29.9%
12/31/2018	1.04	0	0	0.50%	-8.8%	12/31/2018	1.04	0	0	0.25%	-8.6%	12/31/2018	1.05	0	0	0.00%	-8.3%
12/31/2017	1.14	0	0	0.50%	13.8%	12/31/2017	1.14	0	0	0.25%	14.0%	12/31/2017	1.14	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.0%
2018	3.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Equity Income Fund Y Class - 06-FCF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,620,749	$1,452,012	61,233
Receivables: investments sold	101
Payables: investments purchased	-
Net assets	$1,620,850

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,620,850	1,224,470	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$1,620,850	1,224,470

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$14,459
Mortality & expense charges	(7,869)
Net investment income (loss)	6,590

Gain (loss) on investments:
Net realized gain (loss)	12,668
Realized gain distributions	38,718
Net change in unrealized appreciation (depreciation)	168,737
Net gain (loss)	220,123

Increase (decrease) in net assets from operations	$226,713

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,590	$-
Net realized gain (loss)	12,668	-
Realized gain distributions	38,718	-
Net change in unrealized appreciation (depreciation)	168,737	-

Increase (decrease) in net assets from operations	226,713	-

Contract owner transactions:
Proceeds from units sold	1,474,509	-
Cost of units redeemed	(80,299)	-
Account charges	(73)	-
Increase (decrease)	1,394,137	-
Net increase (decrease)	1,620,850	-
Net assets, beginning	-	-
Net assets, ending	$1,620,850	$-

Units sold	1,286,995	-
Units redeemed	(62,525)	-
Net increase (decrease)	1,224,470	-
Units outstanding, beginning	-	-
Units outstanding, ending	1,224,470	-

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,474,509
Cost of units redeemed/account charges	(80,372)
Net investment income (loss)	6,590
Net realized gain (loss)	12,668
Realized gain distributions	38,718
Net change in unrealized appreciation (depreciation)	168,737
Net assets	$1,620,850

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.32	1,224	$1,621	1.25%	28.6%	12/31/2019	$1.33	0	$0	1.00%	28.9%	12/31/2019	$1.34	0	$0	0.75%	29.3%
12/31/2018	1.03	0	0	1.25%	-9.2%	12/31/2018	1.03	0	0	1.00%	-9.0%	12/31/2018	1.04	0	0	0.75%	-8.7%
12/31/2017	1.13	0	0	1.25%	13.3%	12/31/2017	1.14	0	0	1.00%	13.6%	12/31/2017	1.14	0	0	0.75%	13.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	0	$0	0.50%	29.6%	12/31/2019	$1.36	0	$0	0.25%	29.9%	12/31/2019	$1.37	0	$0	0.00%	30.2%
12/31/2018	1.04	0	0	0.50%	-8.5%	12/31/2018	1.05	0	0	0.25%	-8.3%	12/31/2018	1.05	0	0	0.00%	-8.1%
12/31/2017	1.14	0	0	0.50%	14.0%	12/31/2017	1.14	0	0	0.25%	14.2%	12/31/2017	1.14	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.8%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Growth Opportunities Fund R6 Class - 06-GCG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,481,205	$1,399,085	35,634
Receivables: investments sold	-
Payables: investments purchased	(10,215)
Net assets	$1,470,990

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,470,990	961,813	$1.53
Band 100	-	-	1.54
Band 75	-	-	1.55
Band 50	-	-	1.56
Band 25	-	-	1.57
Band 0	-	-	1.58
Total	$1,470,990	961,813

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(4,263)
Net investment income (loss)	(4,263)

Gain (loss) on investments:
Net realized gain (loss)	12,513
Realized gain distributions	10,219
Net change in unrealized appreciation (depreciation)	106,829
Net gain (loss)	129,561

Increase (decrease) in net assets from operations	$125,298

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,263)	$(2,204)
Net realized gain (loss)	12,513	96
Realized gain distributions	10,219	17,483
Net change in unrealized appreciation (depreciation)	106,829	(24,709)

Increase (decrease) in net assets from operations	125,298	(9,334)

Contract owner transactions:
Proceeds from units sold	1,211,902	278,631
Cost of units redeemed	(111,454)	(20,370)
Account charges	(2,380)	(1,303)
Increase (decrease)	1,098,068	256,958
Net increase (decrease)	1,223,366	247,624
Net assets, beginning	247,624	-
Net assets, ending	$1,470,990	$247,624

Units sold	821,731	237,419
Units redeemed	(78,827)	(18,510)
Net increase (decrease)	742,904	218,909
Units outstanding, beginning	218,909	-
Units outstanding, ending	961,813	218,909

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,490,533
Cost of units redeemed/account charges	(135,507)
Net investment income (loss)	(6,467)
Net realized gain (loss)	12,609
Realized gain distributions	27,702
Net change in unrealized appreciation (depreciation)	82,120
Net assets	$1,470,990

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.53	962	$1,471	1.25%	35.2%	12/31/2019	$1.54	0	$0	1.00%	35.5%	12/31/2019	$1.55	0	$0	0.75%	35.9%
12/31/2018	1.13	219	248	1.25%	1.4%	12/31/2018	1.14	0	0	1.00%	1.7%	12/31/2018	1.14	0	0	0.75%	1.9%
12/31/2017	1.12	0	0	1.25%	11.5%	12/31/2017	1.12	0	0	1.00%	11.7%	12/31/2017	1.12	0	0	0.75%	11.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.56	0	$0	0.50%	36.2%	12/31/2019	$1.57	0	$0	0.25%	36.6%	12/31/2019	$1.58	0	$0	0.00%	36.9%
12/31/2018	1.14	0	0	0.50%	2.2%	12/31/2018	1.15	0	0	0.25%	2.4%	12/31/2018	1.15	0	0	0.00%	2.7%
12/31/2017	1.12	0	0	0.50%	12.0%	12/31/2017	1.12	0	0	0.25%	12.1%	12/31/2017	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.8%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Equity Income Fund R6 Class - 06-36H
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$616,843	$582,499	23,285
Receivables: investments sold	-
Payables: investments purchased	(489)
Net assets	$616,354

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$616,354	524,903	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$616,354	524,903

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$5,496
Mortality & expense charges	(2,942)
Net investment income (loss)	2,554

Gain (loss) on investments:
Net realized gain (loss)	444
Realized gain distributions	14,587
Net change in unrealized appreciation (depreciation)	34,344
Net gain (loss)	49,375

Increase (decrease) in net assets from operations	$51,929

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,554	$-
Net realized gain (loss)	444	-
Realized gain distributions	14,587	-
Net change in unrealized appreciation (depreciation)	34,344	-

Increase (decrease) in net assets from operations	51,929	-

Contract owner transactions:
Proceeds from units sold	790,212	-
Cost of units redeemed	(224,638)	-
Account charges	(1,149)	-
Increase (decrease)	564,425	-
Net increase (decrease)	616,354	-
Net assets, beginning	-	-
Net assets, ending	$616,354	$-

Units sold	724,905	-
Units redeemed	(200,002)	-
Net increase (decrease)	524,903	-
Units outstanding, beginning	-	-
Units outstanding, ending	524,903	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$790,212
Cost of units redeemed/account charges	(225,787)
Net investment income (loss)	2,554
Net realized gain (loss)	444
Realized gain distributions	14,587
Net change in unrealized appreciation (depreciation)	34,344
Net assets	$616,354

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	525	$616	1.25%	28.8%	12/31/2019	$1.18	0	$0	1.00%	29.1%	12/31/2019	$1.18	0	$0	0.75%	29.4%
12/31/2018	0.91	0	0	1.25%	-8.8%	12/31/2018	0.91	0	0	1.00%	-8.6%	12/31/2018	0.92	0	0	0.75%	-8.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	0.50%	29.7%	12/31/2019	$1.19	0	$0	0.25%	30.1%	12/31/2019	$1.20	0	$0	0.00%	30.4%
12/31/2018	0.92	0	0	0.50%	-8.3%	12/31/2018	0.92	0	0	0.25%	-8.2%	12/31/2018	0.92	0	0	0.00%	-8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.8%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Sustainable Leaders Fund R6 Class - 06-3XG (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	1.25%	14.6%	12/31/2019	$1.15	0	$0	1.00%	14.7%	12/31/2019	$1.15	0	$0	0.75%	14.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	15.1%	12/31/2019	$1.15	0	$0	0.25%	15.3%	12/31/2019	$1.15	0	$0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Sustainable Future Fund R6 Class - 06-3XC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,340	$2,267	124
Receivables: investments sold	-
Payables: investments purchased	(70)
Net assets	$2,270

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,270	2,057	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$2,270	2,057

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$9
Mortality & expense charges	(4)
Net investment income (loss)	5

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	59
Net change in unrealized appreciation (depreciation)	73
Net gain (loss)	132

Increase (decrease) in net assets from operations	$137

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5	$-
Net realized gain (loss)	-	-
Realized gain distributions	59	-
Net change in unrealized appreciation (depreciation)	73	-

Increase (decrease) in net assets from operations	137	-

Contract owner transactions:
Proceeds from units sold	2,204	-
Cost of units redeemed	(70)	-
Account charges	(1)	-
Increase (decrease)	2,133	-
Net increase (decrease)	2,270	-
Net assets, beginning	-	-
Net assets, ending	$2,270	$-

Units sold	2,122	-
Units redeemed	(65)	-
Net increase (decrease)	2,057	-
Units outstanding, beginning	-	-
Units outstanding, ending	2,057	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,204
Cost of units redeemed/account charges	(71)
Net investment income (loss)	5
Net realized gain (loss)	-
Realized gain distributions	59
Net change in unrealized appreciation (depreciation)	73
Net assets	$2,270

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	2	$2	1.25%	10.4%	12/31/2019	$1.11	0	$0	1.00%	10.5%	12/31/2019	$1.11	0	$0	0.75%	10.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	10.9%	12/31/2019	$1.11	0	$0	0.25%	11.0%	12/31/2019	$1.11	0	$0	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Putnam Diversified Income Trust Y Class - 06-897
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,137	$3,053	445
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$3,138

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,138	2,669	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$3,138	2,669

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$117
Mortality & expense charges	(32)
Net investment income (loss)	85

Gain (loss) on investments:
Net realized gain (loss)	54
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	84
Net gain (loss)	138

Increase (decrease) in net assets from operations	$223

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$85	$-
Net realized gain (loss)	54	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	84	-

Increase (decrease) in net assets from operations	223	-

Contract owner transactions:
Proceeds from units sold	9,177	-
Cost of units redeemed	(6,261)	-
Account charges	(1)	-
Increase (decrease)	2,915	-
Net increase (decrease)	3,138	-
Net assets, beginning	-	-
Net assets, ending	$3,138	$-

Units sold	8,301	-
Units redeemed	(5,632)	-
Net increase (decrease)	2,669	-
Units outstanding, beginning	-	-
Units outstanding, ending	2,669	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$9,177
Cost of units redeemed/account charges	(6,262)
Net investment income (loss)	85
Net realized gain (loss)	54
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	84
Net assets	$3,138

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	3	$3	1.25%	11.1%	12/31/2019	$1.19	0	$0	1.00%	11.4%	12/31/2019	$1.21	0	$0	0.75%	11.7%
12/31/2018	1.06	0	0	1.25%	-2.2%	12/31/2018	1.07	0	0	1.00%	-2.0%	12/31/2018	1.08	0	0	0.75%	-1.8%
12/31/2017	1.08	0	0	1.25%	5.4%	12/31/2017	1.09	0	0	1.00%	5.6%	12/31/2017	1.10	0	0	0.75%	5.9%
12/31/2016	1.03	0	0	1.25%	4.1%	12/31/2016	1.03	0	0	1.00%	4.3%	12/31/2016	1.04	0	0	0.75%	4.6%
12/31/2015	0.99	0	0	1.25%	-1.3%	12/31/2015	0.99	0	0	1.00%	-1.1%	12/31/2015	0.99	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	0	$0	0.50%	11.9%	12/31/2019	$1.24	0	$0	0.25%	12.2%	12/31/2019	$1.25	0	$0	0.00%	12.5%
12/31/2018	1.09	0	0	0.50%	-1.5%	12/31/2018	1.10	0	0	0.25%	-1.3%	12/31/2018	1.11	0	0	0.00%	-1.0%
12/31/2017	1.11	0	0	0.50%	6.2%	12/31/2017	1.11	0	0	0.25%	6.4%	12/31/2017	1.12	0	0	0.00%	6.7%
12/31/2016	1.04	0	0	0.50%	4.8%	12/31/2016	1.05	0	0	0.25%	5.1%	12/31/2016	1.05	0	0	0.00%	5.4%
12/31/2015	0.99	0	0	0.50%	-0.6%	12/31/2015	1.00	0	0	0.25%	-0.4%	12/31/2015	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	7.5%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Ceredex Large Cap Value Equity Fund Institutional Class - 06-803
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,571,022	$3,149,638	253,721
Receivables: investments sold	-
Payables: investments purchased	(49,370)
Net assets	$3,521,652

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,521,652	1,408,719	$2.50
Band 100	-	-	2.56
Band 75	-	-	2.62
Band 50	-	-	2.68
Band 25	-	-	2.74
Band 0	-	-	2.80
Total	$3,521,652	1,408,719

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$47,938
Mortality & expense charges	(118,114)
Net investment income (loss)	(70,176)

Gain (loss) on investments:
Net realized gain (loss)	(1,063,816)
Realized gain distributions	184,462
Net change in unrealized appreciation (depreciation)	3,274,580
Net gain (loss)	2,395,226

Increase (decrease) in net assets from operations	$2,325,050

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(70,176)	$41,218
Net realized gain (loss)	(1,063,816)	(627,067)
Realized gain distributions	184,462	2,215,913
Net change in unrealized appreciation (depreciation)	3,274,580	(3,049,243)

Increase (decrease) in net assets from operations	2,325,050	(1,419,179)

Contract owner transactions:
Proceeds from units sold	2,942,831	3,162,387
Cost of units redeemed	(10,364,851)	(6,516,354)
Account charges	(22,513)	(19,904)
Increase (decrease)	(7,444,533)	(3,373,871)
Net increase (decrease)	(5,119,483)	(4,793,050)
Net assets, beginning	8,641,135	13,434,185
Net assets, ending	$3,521,652	$8,641,135

Units sold	1,416,830	1,898,406
Units redeemed	(4,478,131)	(3,577,945)
Net increase (decrease)	(3,061,301)	(1,679,539)
Units outstanding, beginning	4,470,020	6,149,559
Units outstanding, ending	1,408,719	4,470,020

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$32,605,635
Cost of units redeemed/account charges	(34,682,787)
Net investment income (loss)	129,900
Net realized gain (loss)	(763,370)
Realized gain distributions	5,810,890
Net change in unrealized appreciation (depreciation)	421,384
Net assets	$3,521,652

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.50	1,409	$3,522	1.25%	29.3%	12/31/2019	$2.56	0	$0	1.00%	29.6%	12/31/2019	$2.62	0	$0	0.75%	30.0%
12/31/2018	1.93	4,470	8,641	1.25%	-11.5%	12/31/2018	1.97	0	0	1.00%	-11.3%	12/31/2018	2.01	0	0	0.75%	-11.1%
12/31/2017	2.18	6,150	13,434	1.25%	14.8%	12/31/2017	2.22	0	0	1.00%	15.1%	12/31/2017	2.26	0	0	0.75%	15.4%
12/31/2016	1.90	7,550	14,370	1.25%	14.0%	12/31/2016	1.93	0	0	1.00%	14.3%	12/31/2016	1.96	0	0	0.75%	14.6%
12/31/2015	1.67	5,510	9,197	1.25%	-5.8%	12/31/2015	1.69	0	0	1.00%	-5.6%	12/31/2015	1.71	0	0	0.75%	-5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.68	0	$0	0.50%	30.3%	12/31/2019	$2.74	0	$0	0.25%	30.6%	12/31/2019	$2.80	0	$0	0.00%	30.9%
12/31/2018	2.06	0	0	0.50%	-10.8%	12/31/2018	2.10	0	0	0.25%	-10.6%	12/31/2018	2.14	0	0	0.00%	-10.4%
12/31/2017	2.31	0	0	0.50%	15.6%	12/31/2017	2.35	0	0	0.25%	15.9%	12/31/2017	2.39	0	0	0.00%	16.2%
12/31/2016	1.99	0	0	0.50%	14.9%	12/31/2016	2.02	0	0	0.25%	15.2%	12/31/2016	2.06	0	0	0.00%	15.4%
12/31/2015	1.74	0	0	0.50%	-5.1%	12/31/2015	1.76	0	0	0.25%	-4.9%	12/31/2015	1.78	0	0	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.8%
2018	1.8%
2017	1.3%
2016	1.9%
2015	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Ceredex Mid-Cap Value Equity Fund A Class - 06-807
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$181,239	$176,200	14,289
Receivables: investments sold	92
Payables: investments purchased	-
Net assets	$181,331

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$181,331	73,494	$2.47
Band 100	-	-	2.52
Band 75	-	-	2.58
Band 50	-	-	2.64
Band 25	-	-	2.70
Band 0	-	-	2.77
Total	$181,331	73,494

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,371
Mortality & expense charges	(2,383)
Net investment income (loss)	(1,012)

Gain (loss) on investments:
Net realized gain (loss)	(3,000)
Realized gain distributions	8,311
Net change in unrealized appreciation (depreciation)	44,943
Net gain (loss)	50,254

Increase (decrease) in net assets from operations	$49,242

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,012)	$(926)
Net realized gain (loss)	(3,000)	(253)
Realized gain distributions	8,311	19,887
Net change in unrealized appreciation (depreciation)	44,943	(36,206)

Increase (decrease) in net assets from operations	49,242	(17,498)

Contract owner transactions:
Proceeds from units sold	26,844	31,769
Cost of units redeemed	(63,640)	(26,890)
Account charges	(125)	(104)
Increase (decrease)	(36,921)	4,775
Net increase (decrease)	12,321	(12,723)
Net assets, beginning	169,010	181,733
Net assets, ending	$181,331	$169,010

Units sold	14,306	15,082
Units redeemed	(30,538)	(12,934)
Net increase (decrease)	(16,232)	2,148
Units outstanding, beginning	89,726	87,578
Units outstanding, ending	73,494	89,726

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,352,640
Cost of units redeemed/account charges	(4,664,901)
Net investment income (loss)	(13,197)
Net realized gain (loss)	(22,638)
Realized gain distributions	524,388
Net change in unrealized appreciation (depreciation)	5,039
Net assets	$181,331

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.47	73	$181	1.25%	31.0%	12/31/2019	$2.52	0	$0	1.00%	31.3%	12/31/2019	$2.58	0	$0	0.75%	31.6%
12/31/2018	1.88	90	169	1.25%	-9.2%	12/31/2018	1.92	0	0	1.00%	-9.0%	12/31/2018	1.96	0	0	0.75%	-8.8%
12/31/2017	2.08	88	182	1.25%	9.9%	12/31/2017	2.11	0	0	1.00%	10.1%	12/31/2017	2.15	0	0	0.75%	10.4%
12/31/2016	1.89	149	282	1.25%	18.3%	12/31/2016	1.92	0	0	1.00%	18.6%	12/31/2016	1.95	0	0	0.75%	18.9%
12/31/2015	1.60	588	939	1.25%	-7.4%	12/31/2015	1.62	0	0	1.00%	-7.2%	12/31/2015	1.64	0	0	0.75%	-7.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.64	0	$0	0.50%	32.0%	12/31/2019	$2.70	0	$0	0.25%	32.3%	12/31/2019	$2.77	0	$0	0.00%	32.6%
12/31/2018	2.00	0	0	0.50%	-8.5%	12/31/2018	2.04	0	0	0.25%	-8.3%	12/31/2018	2.09	0	0	0.00%	-8.1%
12/31/2017	2.19	0	0	0.50%	10.7%	12/31/2017	2.23	0	0	0.25%	11.0%	12/31/2017	2.27	0	0	0.00%	11.2%
12/31/2016	1.98	0	0	0.50%	19.2%	12/31/2016	2.01	0	0	0.25%	19.5%	12/31/2016	2.04	0	0	0.00%	19.8%
12/31/2015	1.66	0	0	0.50%	-6.7%	12/31/2015	1.68	0	0	0.25%	-6.5%	12/31/2015	1.70	146	248	0.00%	-6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.8%
2018	0.8%
2017	0.5%
2016	0.4%
2015	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Ceredex Mid-Cap Value Equity Fund Institutional Class - 06-806
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,119,931	$1,082,365	86,525
Receivables: investments sold	-
Payables: investments purchased	(4,617)
Net assets	$1,115,314

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,115,314	439,775	$2.54
Band 100	-	-	2.59
Band 75	-	-	2.66
Band 50	-	-	2.72
Band 25	-	-	2.78
Band 0	-	-	2.84
Total	$1,115,314	439,775

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$10,954
Mortality & expense charges	(12,211)
Net investment income (loss)	(1,257)

Gain (loss) on investments:
Net realized gain (loss)	(7,791)
Realized gain distributions	50,574
Net change in unrealized appreciation (depreciation)	220,456
Net gain (loss)	263,239

Increase (decrease) in net assets from operations	$261,982

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,257)	$(3,234)
Net realized gain (loss)	(7,791)	3,621
Realized gain distributions	50,574	100,611
Net change in unrealized appreciation (depreciation)	220,456	(180,914)

Increase (decrease) in net assets from operations	261,982	(79,916)

Contract owner transactions:
Proceeds from units sold	134,290	104,350
Cost of units redeemed	(122,541)	(247,280)
Account charges	(633)	(813)
Increase (decrease)	11,116	(143,743)
Net increase (decrease)	273,098	(223,659)
Net assets, beginning	842,216	1,065,875
Net assets, ending	$1,115,314	$842,216

Units sold	59,020	49,018
Units redeemed	(55,716)	(115,304)
Net increase (decrease)	3,304	(66,286)
Units outstanding, beginning	436,471	502,757
Units outstanding, ending	439,775	436,471

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$17,381,748
Cost of units redeemed/account charges	(18,287,321)
Net investment income (loss)	(52,279)
Net realized gain (loss)	(1,340,124)
Realized gain distributions	3,375,724
Net change in unrealized appreciation (depreciation)	37,566
Net assets	$1,115,314

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.54	440	$1,115	1.25%	31.4%	12/31/2019	$2.59	0	$0	1.00%	31.8%	12/31/2019	$2.66	0	$0	0.75%	32.1%
12/31/2018	1.93	436	842	1.25%	-9.0%	12/31/2018	1.97	0	0	1.00%	-8.8%	12/31/2018	2.01	0	0	0.75%	-8.5%
12/31/2017	2.12	503	1,066	1.25%	10.3%	12/31/2017	2.16	0	0	1.00%	10.6%	12/31/2017	2.20	0	0	0.75%	10.9%
12/31/2016	1.92	675	1,297	1.25%	18.7%	12/31/2016	1.95	0	0	1.00%	19.0%	12/31/2016	1.98	0	0	0.75%	19.3%
12/31/2015	1.62	1,808	2,928	1.25%	-7.2%	12/31/2015	1.64	0	0	1.00%	-6.9%	12/31/2015	1.66	0	0	0.75%	-6.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.72	0	$0	0.50%	32.4%	12/31/2019	$2.78	0	$0	0.25%	32.8%	12/31/2019	$2.84	0	$0	0.00%	33.1%
12/31/2018	2.05	0	0	0.50%	-8.3%	12/31/2018	2.09	0	0	0.25%	-8.1%	12/31/2018	2.14	0	0	0.00%	-7.8%
12/31/2017	2.24	0	0	0.50%	11.1%	12/31/2017	2.28	0	0	0.25%	11.4%	12/31/2017	2.32	0	0	0.00%	11.7%
12/31/2016	2.01	0	0	0.50%	19.6%	12/31/2016	2.04	0	0	0.25%	19.9%	12/31/2016	2.08	0	0	0.00%	20.2%
12/31/2015	1.68	0	0	0.50%	-6.5%	12/31/2015	1.71	0	0	0.25%	-6.2%	12/31/2015	1.73	0	0	0.00%	-6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	1.0%
2017	0.8%
2016	0.7%
2015	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Ceredex Small Cap Value Equity Fund A Class - 06-809
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$53,164	$49,965	5,679
Receivables: investments sold	106
Payables: investments purchased	-
Net assets	$53,270

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$53,270	26,326	$2.02
Band 100	-	-	2.07
Band 75	-	-	2.12
Band 50	-	-	2.17
Band 25	-	-	2.22
Band 0	-	-	2.27
Total	$53,270	26,326

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$736
Mortality & expense charges	(1,460)
Net investment income (loss)	(724)

Gain (loss) on investments:
Net realized gain (loss)	(93,745)
Realized gain distributions	2,079
Net change in unrealized appreciation (depreciation)	142,891
Net gain (loss)	51,225

Increase (decrease) in net assets from operations	$50,501

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(724)	$(761)
Net realized gain (loss)	(93,745)	(25,634)
Realized gain distributions	2,079	59,024
Net change in unrealized appreciation (depreciation)	142,891	(108,334)

Increase (decrease) in net assets from operations	50,501	(75,705)

Contract owner transactions:
Proceeds from units sold	14,863	38,328
Cost of units redeemed	(404,317)	(254,349)
Account charges	(55)	(296)
Increase (decrease)	(389,509)	(216,317)
Net increase (decrease)	(339,008)	(292,022)
Net assets, beginning	392,278	684,300
Net assets, ending	$53,270	$392,278

Units sold	7,741	19,460
Units redeemed	(205,829)	(132,519)
Net increase (decrease)	(198,088)	(113,059)
Units outstanding, beginning	224,414	337,473
Units outstanding, ending	26,326	224,414

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,819,140
Cost of units redeemed/account charges	(3,329,183)
Net investment income (loss)	(18,170)
Net realized gain (loss)	(93,400)
Realized gain distributions	671,684
Net change in unrealized appreciation (depreciation)	3,199
Net assets	$53,270

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.02	26	$53	1.25%	15.8%	12/31/2019	$2.07	0	$0	1.00%	16.0%	12/31/2019	$2.12	0	$0	0.75%	16.3%
12/31/2018	1.75	224	392	1.25%	-13.8%	12/31/2018	1.78	0	0	1.00%	-13.6%	12/31/2018	1.82	0	0	0.75%	-13.4%
12/31/2017	2.03	337	684	1.25%	8.7%	12/31/2017	2.06	0	0	1.00%	9.0%	12/31/2017	2.10	0	0	0.75%	9.2%
12/31/2016	1.87	421	786	1.25%	27.2%	12/31/2016	1.89	0	0	1.00%	27.5%	12/31/2016	1.92	0	0	0.75%	27.8%
12/31/2015	1.47	502	736	1.25%	-7.4%	12/31/2015	1.49	0	0	1.00%	-7.1%	12/31/2015	1.51	0	0	0.75%	-6.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.17	0	$0	0.50%	16.6%	12/31/2019	$2.22	0	$0	0.25%	16.9%	12/31/2019	$2.27	0	$0	0.00%	17.2%
12/31/2018	1.86	0	0	0.50%	-13.1%	12/31/2018	1.90	0	0	0.25%	-12.9%	12/31/2018	1.94	0	0	0.00%	-12.7%
12/31/2017	2.14	0	0	0.50%	9.5%	12/31/2017	2.18	0	0	0.25%	9.8%	12/31/2017	2.22	0	0	0.00%	10.0%
12/31/2016	1.95	0	0	0.50%	28.1%	12/31/2016	1.98	0	0	0.25%	28.5%	12/31/2016	2.02	0	0	0.00%	28.8%
12/31/2015	1.53	0	0	0.50%	-6.7%	12/31/2015	1.54	0	0	0.25%	-6.4%	12/31/2015	1.57	32	50	0.00%	-6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.3%
2018	1.1%
2017	1.1%
2016	0.7%
2015	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Ceredex Small Cap Value Equity Fund Institutional Class - 06-808
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,297	$1,412	132
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,297

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,297	624	$2.08
Band 100	-	-	2.13
Band 75	-	-	2.18
Band 50	-	-	2.23
Band 25	-	-	2.28
Band 0	-	-	2.33
Total	$1,297	624

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$20
Mortality & expense charges	(17)
Net investment income (loss)	3

Gain (loss) on investments:
Net realized gain (loss)	(596)
Realized gain distributions	48
Net change in unrealized appreciation (depreciation)	855
Net gain (loss)	307

Increase (decrease) in net assets from operations	$310

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3	$1
Net realized gain (loss)	(596)	(129)
Realized gain distributions	48	393
Net change in unrealized appreciation (depreciation)	855	(647)

Increase (decrease) in net assets from operations	310	(382)

Contract owner transactions:
Proceeds from units sold	95	527
Cost of units redeemed	(1,831)	(2,612)
Account charges	-	(4)
Increase (decrease)	(1,736)	(2,089)
Net increase (decrease)	(1,426)	(2,471)
Net assets, beginning	2,723	5,194
Net assets, ending	$1,297	$2,723

Units sold	47	253
Units redeemed	(943)	(1,241)
Net increase (decrease)	(896)	(988)
Units outstanding, beginning	1,520	2,508
Units outstanding, ending	624	1,520

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$783,007
Cost of units redeemed/account charges	(911,306)
Net investment income (loss)	(5,328)
Net realized gain (loss)	53,391
Realized gain distributions	81,648
Net change in unrealized appreciation (depreciation)	(115)
Net assets	$1,297

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.08	1	$1	1.25%	16.1%	12/31/2019	$2.13	0	$0	1.00%	16.4%	12/31/2019	$2.18	0	$0	0.75%	16.7%
12/31/2018	1.79	2	3	1.25%	-13.5%	12/31/2018	1.83	0	0	1.00%	-13.3%	12/31/2018	1.87	0	0	0.75%	-13.1%
12/31/2017	2.07	3	5	1.25%	8.9%	12/31/2017	2.11	0	0	1.00%	9.2%	12/31/2017	2.15	0	0	0.75%	9.5%
12/31/2016	1.90	12	22	1.25%	27.6%	12/31/2016	1.93	0	0	1.00%	27.9%	12/31/2016	1.96	0	0	0.75%	28.2%
12/31/2015	1.49	10	14	1.25%	-7.0%	12/31/2015	1.51	0	0	1.00%	-6.8%	12/31/2015	1.53	0	0	0.75%	-6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.23	0	$0	0.50%	17.0%	12/31/2019	$2.28	0	$0	0.25%	17.3%	12/31/2019	$2.33	0	$0	0.00%	17.6%
12/31/2018	1.90	0	0	0.50%	-12.9%	12/31/2018	1.94	0	0	0.25%	-12.6%	12/31/2018	1.98	0	0	0.00%	-12.4%
12/31/2017	2.19	0	0	0.50%	9.7%	12/31/2017	2.23	0	0	0.25%	10.0%	12/31/2017	2.27	0	0	0.00%	10.3%
12/31/2016	1.99	0	0	0.50%	28.5%	12/31/2016	2.02	0	0	0.25%	28.8%	12/31/2016	2.05	0	0	0.00%	29.2%
12/31/2015	1.55	0	0	0.50%	-6.3%	12/31/2015	1.57	0	0	0.25%	-6.1%	12/31/2015	1.59	0	0	0.00%	-5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.0%
2018	1.2%
2017	0.5%
2016	1.2%
2015	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Ceredex Large Cap Value Equity Fund R6 Class - 06-FFJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$798,015	$702,570	63,243
Receivables: investments sold	84,863
Payables: investments purchased	-
Net assets	$882,878

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$882,878	667,534	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$882,878	667,534

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$12,152
Mortality & expense charges	(9,250)
Net investment income (loss)	2,902

Gain (loss) on investments:
Net realized gain (loss)	(161,816)
Realized gain distributions	40,761
Net change in unrealized appreciation (depreciation)	316,982
Net gain (loss)	195,927

Increase (decrease) in net assets from operations	$198,829

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,902	$4,497
Net realized gain (loss)	(161,816)	(40,523)
Realized gain distributions	40,761	152,442
Net change in unrealized appreciation (depreciation)	316,982	(181,528)

Increase (decrease) in net assets from operations	198,829	(65,112)

Contract owner transactions:
Proceeds from units sold	569,854	917,859
Cost of units redeemed	(619,600)	(821,304)
Account charges	(1,915)	(2,614)
Increase (decrease)	(51,661)	93,941
Net increase (decrease)	147,168	28,829
Net assets, beginning	735,710	706,881
Net assets, ending	$882,878	$735,710

Units sold	501,902	819,341
Units redeemed	(555,833)	(712,477)
Net increase (decrease)	(53,931)	106,864
Units outstanding, beginning	721,465	614,601
Units outstanding, ending	667,534	721,465

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,087,296
Cost of units redeemed/account charges	(2,421,788)
Net investment income (loss)	13,234
Net realized gain (loss)	(200,736)
Realized gain distributions	309,427
Net change in unrealized appreciation (depreciation)	95,445
Net assets	$882,878

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.32	668	$883	1.25%	29.7%	12/31/2019	$1.33	0	$0	1.00%	30.0%	12/31/2019	$1.34	0	$0	0.75%	30.3%
12/31/2018	1.02	721	736	1.25%	-11.3%	12/31/2018	1.03	0	0	1.00%	-11.1%	12/31/2018	1.03	0	0	0.75%	-10.9%
12/31/2017	1.15	615	707	1.25%	15.1%	12/31/2017	1.15	0	0	1.00%	15.4%	12/31/2017	1.16	0	0	0.75%	15.7%
12/31/2016	1.00	0	0	1.25%	-0.1%	12/31/2016	1.00	0	0	1.00%	-0.1%	12/31/2016	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	0	$0	0.50%	30.7%	12/31/2019	$1.36	0	$0	0.25%	31.0%	12/31/2019	$1.37	0	$0	0.00%	31.3%
12/31/2018	1.04	0	0	0.50%	-10.7%	12/31/2018	1.04	0	0	0.25%	-10.4%	12/31/2018	1.05	0	0	0.00%	-10.2%
12/31/2017	1.16	0	0	0.50%	16.0%	12/31/2017	1.16	0	0	0.25%	16.2%	12/31/2017	1.17	0	0	0.00%	16.5%
12/31/2016	1.00	0	0	0.50%	0.0%	12/31/2016	1.00	0	0	0.25%	0.0%	12/31/2016	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	2.1%
2017	3.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Ceredex Mid-Cap Value Equity Fund R6 Class - 06-FFK
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$912,125	$860,270	71,142
Receivables: investments sold	7,040
Payables: investments purchased	-
Net assets	$919,165

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$919,165	699,502	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.37
Total	$919,165	699,502

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$10,155
Mortality & expense charges	(5,480)
Net investment income (loss)	4,675

Gain (loss) on investments:
Net realized gain (loss)	(5,171)
Realized gain distributions	40,845
Net change in unrealized appreciation (depreciation)	86,194
Net gain (loss)	121,868

Increase (decrease) in net assets from operations	$126,543

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,675	$1,248
Net realized gain (loss)	(5,171)	(70)
Realized gain distributions	40,845	13,271
Net change in unrealized appreciation (depreciation)	86,194	(34,169)

Increase (decrease) in net assets from operations	126,543	(19,720)

Contract owner transactions:
Proceeds from units sold	802,361	156,435
Cost of units redeemed	(146,879)	(237)
Account charges	(1,164)	(2)
Increase (decrease)	654,318	156,196
Net increase (decrease)	780,861	136,476
Net assets, beginning	138,304	1,828
Net assets, ending	$919,165	$138,304

Units sold	690,123	137,121
Units redeemed	(129,189)	(225)
Net increase (decrease)	560,934	136,896
Units outstanding, beginning	138,568	1,672
Units outstanding, ending	699,502	138,568

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$988,067
Cost of units redeemed/account charges	(175,970)
Net investment income (loss)	5,889
Net realized gain (loss)	(5,544)
Realized gain distributions	54,868
Net change in unrealized appreciation (depreciation)	51,855
Net assets	$919,165

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	700	$919	1.25%	31.7%	12/31/2019	$1.32	0	$0	1.00%	32.0%	12/31/2019	$1.33	0	$0	0.75%	32.3%
12/31/2018	1.00	139	138	1.25%	-8.7%	12/31/2018	1.00	0	0	1.00%	-8.5%	12/31/2018	1.01	0	0	0.75%	-8.3%
12/31/2017	1.09	2	2	1.25%	10.6%	12/31/2017	1.10	0	0	1.00%	10.9%	12/31/2017	1.10	0	0	0.75%	11.1%
12/31/2016	0.99	0	0	1.25%	-1.1%	12/31/2016	0.99	0	0	1.00%	-1.1%	12/31/2016	0.99	0	0	0.75%	-1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	0	$0	0.50%	32.6%	12/31/2019	$1.35	0	$0	0.25%	33.0%	12/31/2019	$1.37	0	$0	0.00%	33.3%
12/31/2018	1.01	0	0	0.50%	-8.0%	12/31/2018	1.02	0	0	0.25%	-7.8%	12/31/2018	1.02	0	0	0.00%	-7.6%
12/31/2017	1.10	0	0	0.50%	11.4%	12/31/2017	1.11	0	0	0.25%	11.7%	12/31/2017	1.11	0	0	0.00%	12.0%
12/31/2016	0.99	0	0	0.50%	-1.1%	12/31/2016	0.99	0	0	0.25%	-1.1%	12/31/2016	0.99	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
2018	2.5%
2017	2.8%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Seix Total Return Bond Fund R6 Class - 06-3CX (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	5.9%	12/31/2019	$1.08	0	$0	1.00%	6.1%	12/31/2019	$1.08	0	$0	0.75%	6.4%
12/31/2018	1.01	0	0	1.25%	1.2%	12/31/2018	1.01	0	0	1.00%	1.3%	12/31/2018	1.01	0	0	0.75%	1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	6.7%	12/31/2019	$1.09	0	$0	0.25%	6.9%	12/31/2019	$1.09	0	$0	0.00%	7.2%
12/31/2018	1.02	0	0	0.50%	1.6%	12/31/2018	1.02	0	0	0.25%	1.7%	12/31/2018	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Vontobel Emerging Markets Opp Fund R6 Class - 06-3N4 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.19
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	1.25%	17.2%	12/31/2019	$1.19	0	$0	1.00%	17.5%	12/31/2019	$1.19	0	$0	0.75%	17.8%
12/31/2018	1.01	0	0	1.25%	1.1%	12/31/2018	1.01	0	0	1.00%	1.1%	12/31/2018	1.01	0	0	0.75%	1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	0.50%	18.1%	12/31/2019	$1.20	0	$0	0.25%	18.4%	12/31/2019	$1.20	0	$0	0.00%	18.7%
12/31/2018	1.01	0	0	0.50%	1.2%	12/31/2018	1.01	0	0	0.25%	1.2%	12/31/2018	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Seix Fltg Rate HiInc R6 Class - 06-47K (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	0	$0	1.25%	1.0%	12/31/2019	$1.01	0	$0	1.00%	1.1%	12/31/2019	$1.01	0	$0	0.75%	1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	0	$0	0.50%	1.3%	12/31/2019	$1.01	0	$0	0.25%	1.4%	12/31/2019	$1.01	0	$0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Seix High Income Fund A Class - 06-801
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$83,802	$82,483	13,281
Receivables: investments sold	400
Payables: investments purchased	-
Net assets	$84,202

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$84,202	57,117	$1.47
Band 100	-	-	1.51
Band 75	-	-	1.54
Band 50	-	-	1.58
Band 25	-	-	1.62
Band 0	-	-	1.65
Total	$84,202	57,117

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,104
Mortality & expense charges	(520)
Net investment income (loss)	1,584

Gain (loss) on investments:
Net realized gain (loss)	(1,916)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	5,590
Net gain (loss)	3,674

Increase (decrease) in net assets from operations	$5,258

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,584	$4,841
Net realized gain (loss)	(1,916)	(6,540)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	5,590	(3,991)

Increase (decrease) in net assets from operations	5,258	(5,690)

Contract owner transactions:
Proceeds from units sold	85,471	8,960
Cost of units redeemed	(54,283)	(264,518)
Account charges	(90)	(167)
Increase (decrease)	31,098	(255,725)
Net increase (decrease)	36,356	(261,415)
Net assets, beginning	47,846	309,261
Net assets, ending	$84,202	$47,846

Units sold	59,221	6,421
Units redeemed	(37,959)	(191,603)
Net increase (decrease)	21,262	(185,182)
Units outstanding, beginning	35,855	221,037
Units outstanding, ending	57,117	35,855

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$9,815,728
Cost of units redeemed/account charges	(10,774,227)
Net investment income (loss)	1,144,399
Net realized gain (loss)	(370,970)
Realized gain distributions	267,953
Net change in unrealized appreciation (depreciation)	1,319
Net assets	$84,202

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.47	57	$84	1.25%	10.5%	12/31/2019	$1.51	0	$0	1.00%	10.7%	12/31/2019	$1.54	0	$0	0.75%	11.0%
12/31/2018	1.33	36	48	1.25%	-4.6%	12/31/2018	1.36	0	0	1.00%	-4.4%	12/31/2018	1.39	0	0	0.75%	-4.1%
12/31/2017	1.40	221	309	1.25%	6.1%	12/31/2017	1.42	0	0	1.00%	6.3%	12/31/2017	1.45	0	0	0.75%	6.6%
12/31/2016	1.32	3,319	4,378	1.25%	15.8%	12/31/2016	1.34	0	0	1.00%	16.1%	12/31/2016	1.36	0	0	0.75%	16.3%
12/31/2015	1.14	4,024	4,586	1.25%	-7.5%	12/31/2015	1.15	0	0	1.00%	-7.2%	12/31/2015	1.17	0	0	0.75%	-7.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.58	0	$0	0.50%	11.3%	12/31/2019	$1.62	0	$0	0.25%	11.6%	12/31/2019	$1.65	0	$0	0.00%	11.9%
12/31/2018	1.42	0	0	0.50%	-3.9%	12/31/2018	1.45	0	0	0.25%	-3.7%	12/31/2018	1.48	0	0	0.00%	-3.4%
12/31/2017	1.48	0	0	0.50%	6.9%	12/31/2017	1.50	0	0	0.25%	7.1%	12/31/2017	1.53	0	0	0.00%	7.4%
12/31/2016	1.38	0	0	0.50%	16.6%	12/31/2016	1.40	0	0	0.25%	16.9%	12/31/2016	1.43	0	0	0.00%	17.2%
12/31/2015	1.18	0	0	0.50%	-6.8%	12/31/2015	1.20	0	0	0.25%	-6.5%	12/31/2015	1.22	0	0	0.00%	-6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.2%
2018	3.5%
2017	4.0%
2016	6.4%
2015	5.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Ceredex Large Cap Value Equity Fund A Class - 06-804
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,780,964	$1,557,455	128,893
Receivables: investments sold	-
Payables: investments purchased	(15,129)
Net assets	$1,765,835

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$896,576	367,938	$2.44
Band 100	-	-	2.49
Band 75	-	-	2.55
Band 50	-	-	2.61
Band 25	-	-	2.67
Band 0	869,259	318,077	2.73
Total	$1,765,835	686,015

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$20,133
Mortality & expense charges	(15,159)
Net investment income (loss)	4,974

Gain (loss) on investments:
Net realized gain (loss)	(429,190)
Realized gain distributions	93,044
Net change in unrealized appreciation (depreciation)	868,077
Net gain (loss)	531,931

Increase (decrease) in net assets from operations	$536,905

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,974	$(2,024)
Net realized gain (loss)	(429,190)	(13,927)
Realized gain distributions	93,044	392,244
Net change in unrealized appreciation (depreciation)	868,077	(705,909)

Increase (decrease) in net assets from operations	536,905	(329,616)

Contract owner transactions:
Proceeds from units sold	1,326,947	929,236
Cost of units redeemed	(1,904,165)	(3,344,316)
Account charges	(8,714)	(8,509)
Increase (decrease)	(585,932)	(2,423,589)
Net increase (decrease)	(49,027)	(2,753,205)
Net assets, beginning	1,814,862	4,568,067
Net assets, ending	$1,765,835	$1,814,862

Units sold	693,241	438,494
Units redeemed	(955,772)	(1,608,134)
Net increase (decrease)	(262,531)	(1,169,640)
Units outstanding, beginning	948,546	2,118,186
Units outstanding, ending	686,015	948,546

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$15,357,108
Cost of units redeemed/account charges	(15,340,004)
Net investment income (loss)	21,674
Net realized gain (loss)	(438,802)
Realized gain distributions	1,942,350
Net change in unrealized appreciation (depreciation)	223,509
Net assets	$1,765,835

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.44	368	$897	1.25%	28.9%	12/31/2019	$2.49	0	$0	1.00%	29.3%	12/31/2019	$2.55	0	$0	0.75%	29.6%
12/31/2018	1.89	839	1,586	1.25%	-11.7%	12/31/2018	1.93	0	0	1.00%	-11.5%	12/31/2018	1.97	0	0	0.75%	-11.3%
12/31/2017	2.14	1,958	4,193	1.25%	14.5%	12/31/2017	2.18	0	0	1.00%	14.7%	12/31/2017	2.22	0	0	0.75%	15.0%
12/31/2016	1.87	2,921	5,466	1.25%	13.8%	12/31/2016	1.90	0	0	1.00%	14.0%	12/31/2016	1.93	0	0	0.75%	14.3%
12/31/2015	1.64	3,227	5,307	1.25%	-6.1%	12/31/2015	1.67	0	0	1.00%	-5.9%	12/31/2015	1.69	0	0	0.75%	-5.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.61	0	$0	0.50%	29.9%	12/31/2019	$2.67	0	$0	0.25%	30.2%	12/31/2019	$2.73	318	$869	0.00%	30.6%
12/31/2018	2.01	0	0	0.50%	-11.1%	12/31/2018	2.05	0	0	0.25%	-10.9%	12/31/2018	2.09	109	229	0.00%	-10.6%
12/31/2017	2.26	0	0	0.50%	15.3%	12/31/2017	2.30	0	0	0.25%	15.6%	12/31/2017	2.34	160	375	0.00%	15.9%
12/31/2016	1.96	0	0	0.50%	14.6%	12/31/2016	1.99	0	0	0.25%	14.9%	12/31/2016	2.02	302	611	0.00%	15.2%
12/31/2015	1.71	0	0	0.50%	-5.4%	12/31/2015	1.73	0	0	0.25%	-5.2%	12/31/2015	1.75	78	136	0.00%	-5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	0.9%
2017	0.9%
2016	1.5%
2015	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Virtus Seix Total Return Bond Fund A Class - 06-811
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$65,478	$64,782	5,940
Receivables: investments sold	46
Payables: investments purchased	-
Net assets	$65,524

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$65,524	56,468	$1.16
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.24
Band 25	-	-	1.27
Band 0	-	-	1.30
Total	$65,524	56,468

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$815
Mortality & expense charges	(593)
Net investment income (loss)	222

Gain (loss) on investments:
Net realized gain (loss)	(90)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,160
Net gain (loss)	2,070

Increase (decrease) in net assets from operations	$2,292

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$222	$314
Net realized gain (loss)	(90)	(271)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	2,160	(1,014)

Increase (decrease) in net assets from operations	2,292	(971)

Contract owner transactions:
Proceeds from units sold	31,824	3,242
Cost of units redeemed	(18,925)	(7,358)
Account charges	(2)	(6)
Increase (decrease)	12,897	(4,122)
Net increase (decrease)	15,189	(5,093)
Net assets, beginning	50,335	55,428
Net assets, ending	$65,524	$50,335

Units sold	27,441	2,979
Units redeemed	(16,683)	(6,739)
Net increase (decrease)	10,758	(3,760)
Units outstanding, beginning	45,710	49,470
Units outstanding, ending	56,468	45,710

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$277,049
Cost of units redeemed/account charges	(216,890)
Net investment income (loss)	3,445
Net realized gain (loss)	(1,089)
Realized gain distributions	2,313
Net change in unrealized appreciation (depreciation)	696
Net assets	$65,524

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	56	$66	1.25%	5.4%	12/31/2019	$1.19	0	$0	1.00%	5.6%	12/31/2019	$1.21	0	$0	0.75%	5.9%
12/31/2018	1.10	46	50	1.25%	-1.7%	12/31/2018	1.12	0	0	1.00%	-1.5%	12/31/2018	1.15	0	0	0.75%	-1.2%
12/31/2017	1.12	49	55	1.25%	1.2%	12/31/2017	1.14	0	0	1.00%	1.4%	12/31/2017	1.16	0	0	0.75%	1.7%
12/31/2016	1.11	49	55	1.25%	1.5%	12/31/2016	1.12	0	0	1.00%	1.8%	12/31/2016	1.14	0	0	0.75%	2.0%
12/31/2015	1.09	159	174	1.25%	-1.3%	12/31/2015	1.11	0	0	1.00%	-1.1%	12/31/2015	1.12	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	0	$0	0.50%	6.2%	12/31/2019	$1.27	0	$0	0.25%	6.4%	12/31/2019	$1.30	0	$0	0.00%	6.7%
12/31/2018	1.17	0	0	0.50%	-1.0%	12/31/2018	1.19	0	0	0.25%	-0.7%	12/31/2018	1.22	0	0	0.00%	-0.5%
12/31/2017	1.18	0	0	0.50%	1.9%	12/31/2017	1.20	0	0	0.25%	2.2%	12/31/2017	1.23	0	0	0.00%	2.4%
12/31/2016	1.16	0	0	0.50%	2.3%	12/31/2016	1.18	0	0	0.25%	2.5%	12/31/2016	1.20	0	0	0.00%	2.8%
12/31/2015	1.13	0	0	0.50%	-0.6%	12/31/2015	1.15	0	0	0.25%	-0.3%	12/31/2015	1.16	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	1.8%
2017	2.1%
2016	2.4%
2015	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Emerging Markets Fund S Class - 06-747
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$114,622	$112,090	5,862
Receivables: investments sold	58
Payables: investments purchased	-
Net assets	$114,680

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$114,680	51,464	$2.23
Band 100	-	-	2.29
Band 75	-	-	2.35
Band 50	-	-	2.42
Band 25	-	-	2.49
Band 0	-	-	2.56
Total	$114,680	51,464

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,264
Mortality & expense charges	(3,285)
Net investment income (loss)	(1,021)

Gain (loss) on investments:
Net realized gain (loss)	(8,206)
Realized gain distributions	540
Net change in unrealized appreciation (depreciation)	50,498
Net gain (loss)	42,832

Increase (decrease) in net assets from operations	$41,811

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,021)	$601
Net realized gain (loss)	(8,206)	10,957
Realized gain distributions	540	9,629
Net change in unrealized appreciation (depreciation)	50,498	(113,138)

Increase (decrease) in net assets from operations	41,811	(91,951)

Contract owner transactions:
Proceeds from units sold	37,149	183,298
Cost of units redeemed	(270,281)	(150,769)
Account charges	(383)	(447)
Increase (decrease)	(233,515)	32,082
Net increase (decrease)	(191,704)	(59,869)
Net assets, beginning	306,384	366,253
Net assets, ending	$114,680	$306,384

Units sold	18,248	79,591
Units redeemed	(128,490)	(76,860)
Net increase (decrease)	(110,242)	2,731
Units outstanding, beginning	161,706	158,975
Units outstanding, ending	51,464	161,706

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,909,924
Cost of units redeemed/account charges	(1,867,937)
Net investment income (loss)	(8,464)
Net realized gain (loss)	54,714
Realized gain distributions	23,911
Net change in unrealized appreciation (depreciation)	2,532
Net assets	$114,680

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.23	51	$115	1.25%	17.6%	12/31/2019	$2.29	0	$0	1.00%	17.9%	12/31/2019	$2.35	0	$0	0.75%	18.2%
12/31/2018	1.89	162	306	1.25%	-17.8%	12/31/2018	1.94	0	0	1.00%	-17.6%	12/31/2018	1.99	0	0	0.75%	-17.3%
12/31/2017	2.30	159	366	1.25%	33.8%	12/31/2017	2.36	0	0	1.00%	34.1%	12/31/2017	2.41	0	0	0.75%	34.4%
12/31/2016	1.72	348	599	1.25%	10.1%	12/31/2016	1.76	0	0	1.00%	10.4%	12/31/2016	1.79	0	0	0.75%	10.6%
12/31/2015	1.56	351	550	1.25%	-16.6%	12/31/2015	1.59	0	0	1.00%	-16.4%	12/31/2015	1.62	0	0	0.75%	-16.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.42	0	$0	0.50%	18.5%	12/31/2019	$2.49	0	$0	0.25%	18.8%	12/31/2019	$2.56	0	$0	0.00%	19.1%
12/31/2018	2.04	0	0	0.50%	-17.1%	12/31/2018	2.09	0	0	0.25%	-16.9%	12/31/2018	2.15	0	0	0.00%	-16.7%
12/31/2017	2.47	0	0	0.50%	34.8%	12/31/2017	2.52	0	0	0.25%	35.1%	12/31/2017	2.58	0	0	0.00%	35.4%
12/31/2016	1.83	0	0	0.50%	10.9%	12/31/2016	1.87	0	0	0.25%	11.2%	12/31/2016	1.90	0	0	0.00%	11.5%
12/31/2015	1.65	0	0	0.50%	-15.9%	12/31/2015	1.68	0	0	0.25%	-15.7%	12/31/2015	1.71	0	0	0.00%	-15.5%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	1.9%
2017	0.7%
2016	1.1%
2015	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Global Equity Fund S Class - 06-736
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,814	$3,028	299
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,814

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,814	969	$2.90
Band 100	-	-	2.99
Band 75	-	-	3.07
Band 50	-	-	3.16
Band 25	-	-	3.24
Band 0	-	-	3.33
Total	$2,814	969

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$108
Mortality & expense charges	(28)
Net investment income (loss)	80

Gain (loss) on investments:
Net realized gain (loss)	(3)
Realized gain distributions	226
Net change in unrealized appreciation (depreciation)	193
Net gain (loss)	416

Increase (decrease) in net assets from operations	$496

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$80	$(7)
Net realized gain (loss)	(3)	2
Realized gain distributions	226	220
Net change in unrealized appreciation (depreciation)	193	(441)

Increase (decrease) in net assets from operations	496	(226)

Contract owner transactions:
Proceeds from units sold	527	588
Cost of units redeemed	-	(874)
Account charges	-	(3)
Increase (decrease)	527	(289)
Net increase (decrease)	1,023	(515)
Net assets, beginning	1,791	2,306
Net assets, ending	$2,814	$1,791

Units sold	201	226
Units redeemed	-	(346)
Net increase (decrease)	201	(120)
Units outstanding, beginning	768	888
Units outstanding, ending	969	768

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,765
Cost of units redeemed/account charges	(4,095)
Net investment income (loss)	82
Net realized gain (loss)	200
Realized gain distributions	1,076
Net change in unrealized appreciation (depreciation)	(214)
Net assets	$2,814

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.90	1	$3	1.25%	24.6%	12/31/2019	$2.99	0	$0	1.00%	25.0%	12/31/2019	$3.07	0	$0	0.75%	25.3%
12/31/2018	2.33	1	2	1.25%	-10.2%	12/31/2018	2.39	0	0	1.00%	-10.0%	12/31/2018	2.45	0	0	0.75%	-9.8%
12/31/2017	2.60	1	2	1.25%	21.7%	12/31/2017	2.66	0	0	1.00%	22.0%	12/31/2017	2.72	0	0	0.75%	22.3%
12/31/2016	2.13	2	4	1.25%	6.1%	12/31/2016	2.18	0	0	1.00%	6.4%	12/31/2016	2.22	0	0	0.75%	6.6%
12/31/2015	2.01	1	2	1.25%	-1.6%	12/31/2015	2.05	0	0	1.00%	-1.3%	12/31/2015	2.08	0	0	0.75%	-1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.16	0	$0	0.50%	25.6%	12/31/2019	$3.24	0	$0	0.25%	25.9%	12/31/2019	$3.33	0	$0	0.00%	26.2%
12/31/2018	2.51	0	0	0.50%	-9.6%	12/31/2018	2.58	0	0	0.25%	-9.3%	12/31/2018	2.64	0	0	0.00%	-9.1%
12/31/2017	2.78	0	0	0.50%	22.6%	12/31/2017	2.84	0	0	0.25%	22.9%	12/31/2017	2.91	0	0	0.00%	23.2%
12/31/2016	2.27	0	0	0.50%	6.9%	12/31/2016	2.31	0	0	0.25%	7.2%	12/31/2016	2.36	0	0	0.00%	7.4%
12/31/2015	2.12	0	0	0.50%	-0.8%	12/31/2015	2.16	0	0	0.25%	-0.6%	12/31/2015	2.20	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.7%
2018	1.1%
2017	0.5%
2016	1.7%
2015	2.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Global Infrastructure Fund S Class - 06-489 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.87
Band 100	-	-	1.91
Band 75	-	-	1.95
Band 50	-	-	1.99
Band 25	-	-	2.03
Band 0	-	-	2.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.87	0	$0	1.25%	26.1%	12/31/2019	$1.91	0	$0	1.00%	26.4%	12/31/2019	$1.95	0	$0	0.75%	26.7%
12/31/2018	1.49	0	0	1.25%	-11.1%	12/31/2018	1.51	0	0	1.00%	-10.9%	12/31/2018	1.54	0	0	0.75%	-10.6%
12/31/2017	1.67	0	0	1.25%	17.3%	12/31/2017	1.70	0	0	1.00%	17.6%	12/31/2017	1.72	0	0	0.75%	17.9%
12/31/2016	1.42	0	0	1.25%	7.8%	12/31/2016	1.44	0	0	1.00%	8.0%	12/31/2016	1.46	0	0	0.75%	8.3%
12/31/2015	1.32	0	0	1.25%	-8.5%	12/31/2015	1.34	0	0	1.00%	-8.3%	12/31/2015	1.35	0	0	0.75%	-8.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.99	0	$0	0.50%	27.0%	12/31/2019	$2.03	0	$0	0.25%	27.3%	12/31/2019	$2.07	0	$0	0.00%	27.7%
12/31/2018	1.57	0	0	0.50%	-10.4%	12/31/2018	1.60	0	0	0.25%	-10.2%	12/31/2018	1.62	0	0	0.00%	-10.0%
12/31/2017	1.75	0	0	0.50%	18.2%	12/31/2017	1.78	0	0	0.25%	18.5%	12/31/2017	1.80	0	0	0.00%	18.8%
12/31/2016	1.48	0	0	0.50%	8.6%	12/31/2016	1.50	0	0	0.25%	8.8%	12/31/2016	1.52	0	0	0.00%	9.1%
12/31/2015	1.36	0	0	0.50%	-7.9%	12/31/2015	1.38	0	0	0.25%	-7.6%	12/31/2015	1.39	0	0	0.00%	-7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Opportunistic Credit Fund S Class - 06-488 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.39
Band 100	-	-	1.42
Band 75	-	-	1.45
Band 50	-	-	1.48
Band 25	-	-	1.51
Band 0	-	-	1.55
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	1.25%	9.5%	12/31/2019	$1.42	0	$0	1.00%	9.8%	12/31/2019	$1.45	0	$0	0.75%	10.1%
12/31/2018	1.27	0	0	1.25%	-4.4%	12/31/2018	1.30	0	0	1.00%	-4.2%	12/31/2018	1.32	0	0	0.75%	-3.9%
12/31/2017	1.33	0	0	1.25%	8.4%	12/31/2017	1.35	0	0	1.00%	8.7%	12/31/2017	1.37	0	0	0.75%	8.9%
12/31/2016	1.23	0	0	1.25%	10.1%	12/31/2016	1.24	0	0	1.00%	10.4%	12/31/2016	1.26	0	0	0.75%	10.7%
12/31/2015	1.12	0	0	1.25%	-4.3%	12/31/2015	1.13	0	0	1.00%	-4.0%	12/31/2015	1.14	0	0	0.75%	-3.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.48	0	$0	0.50%	10.3%	12/31/2019	$1.51	0	$0	0.25%	10.6%	12/31/2019	$1.55	0	$0	0.00%	10.9%
12/31/2018	1.34	0	0	0.50%	-3.7%	12/31/2018	1.37	0	0	0.25%	-3.4%	12/31/2018	1.39	0	0	0.00%	-3.2%
12/31/2017	1.40	0	0	0.50%	9.2%	12/31/2017	1.42	0	0	0.25%	9.5%	12/31/2017	1.44	0	0	0.00%	9.8%
12/31/2016	1.28	0	0	0.50%	11.0%	12/31/2016	1.29	0	0	0.25%	11.3%	12/31/2016	1.31	0	0	0.00%	11.5%
12/31/2015	1.15	0	0	0.50%	-3.6%	12/31/2015	1.16	0	0	0.25%	-3.3%	12/31/2015	1.18	0	0	0.00%	-3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Global Real Estate Securities Fund S Class - 06-739
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$397,464	$398,872	11,632
Receivables: investments sold	4,433
Payables: investments purchased	-
Net assets	$401,897

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$401,897	159,357	$2.52
Band 100	-	-	2.59
Band 75	-	-	2.67
Band 50	-	-	2.74
Band 25	-	-	2.82
Band 0	-	-	2.90
Total	$401,897	159,357

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$31,491
Mortality & expense charges	(9,854)
Net investment income (loss)	21,637

Gain (loss) on investments:
Net realized gain (loss)	(2,027)
Realized gain distributions	8,895
Net change in unrealized appreciation (depreciation)	103,558
Net gain (loss)	110,426

Increase (decrease) in net assets from operations	$132,063

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$21,637	$22,653
Net realized gain (loss)	(2,027)	(116,880)
Realized gain distributions	8,895	6,868
Net change in unrealized appreciation (depreciation)	103,558	(16,542)

Increase (decrease) in net assets from operations	132,063	(103,901)

Contract owner transactions:
Proceeds from units sold	139,490	133,800
Cost of units redeemed	(585,930)	(1,082,928)
Account charges	(319)	(493)
Increase (decrease)	(446,759)	(949,621)
Net increase (decrease)	(314,696)	(1,053,522)
Net assets, beginning	716,593	1,770,115
Net assets, ending	$401,897	$716,593

Units sold	57,797	60,840
Units redeemed	(239,716)	(502,209)
Net increase (decrease)	(181,919)	(441,369)
Units outstanding, beginning	341,276	782,645
Units outstanding, ending	159,357	341,276

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,192,231
Cost of units redeemed/account charges	(5,639,987)
Net investment income (loss)	255,840
Net realized gain (loss)	205,174
Realized gain distributions	390,047
Net change in unrealized appreciation (depreciation)	(1,408)
Net assets	$401,897

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.52	159	$402	1.25%	20.1%	12/31/2019	$2.59	0	$0	1.00%	20.4%	12/31/2019	$2.67	0	$0	0.75%	20.7%
12/31/2018	2.10	341	717	1.25%	-7.2%	12/31/2018	2.15	0	0	1.00%	-6.9%	12/31/2018	2.21	0	0	0.75%	-6.7%
12/31/2017	2.26	783	1,770	1.25%	10.2%	12/31/2017	2.31	0	0	1.00%	10.5%	12/31/2017	2.37	0	0	0.75%	10.7%
12/31/2016	2.05	456	936	1.25%	1.5%	12/31/2016	2.09	0	0	1.00%	1.7%	12/31/2016	2.14	0	0	0.75%	2.0%
12/31/2015	2.02	421	852	1.25%	-1.3%	12/31/2015	2.06	0	0	1.00%	-1.1%	12/31/2015	2.09	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.74	0	$0	0.50%	21.0%	12/31/2019	$2.82	0	$0	0.25%	21.3%	12/31/2019	$2.90	0	$0	0.00%	21.6%
12/31/2018	2.26	0	0	0.50%	-6.5%	12/31/2018	2.32	0	0	0.25%	-6.2%	12/31/2018	2.38	0	0	0.00%	-6.0%
12/31/2017	2.42	0	0	0.50%	11.0%	12/31/2017	2.48	0	0	0.25%	11.3%	12/31/2017	2.53	0	0	0.00%	11.6%
12/31/2016	2.18	0	0	0.50%	2.3%	12/31/2016	2.22	0	0	0.25%	2.5%	12/31/2016	2.27	0	0	0.00%	2.8%
12/31/2015	2.13	0	0	0.50%	-0.6%	12/31/2015	2.17	0	0	0.25%	-0.3%	12/31/2015	2.21	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.6%
2018	3.0%
2017	2.6%
2016	4.7%
2015	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell International Developed Markets Fund S Class - 06-737 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.82
Band 100	-	-	1.87
Band 75	-	-	1.92
Band 50	-	-	1.98
Band 25	-	-	2.03
Band 0	-	-	2.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.82	0	$0	1.25%	18.4%	12/31/2019	$1.87	0	$0	1.00%	18.7%	12/31/2019	$1.92	0	$0	0.75%	19.0%
12/31/2018	1.54	0	0	1.25%	-16.4%	12/31/2018	1.57	0	0	1.00%	-16.2%	12/31/2018	1.62	0	0	0.75%	-16.0%
12/31/2017	1.84	0	0	1.25%	23.5%	12/31/2017	1.88	0	0	1.00%	23.8%	12/31/2017	1.92	0	0	0.75%	24.1%
12/31/2016	1.49	0	0	1.25%	1.1%	12/31/2016	1.52	0	0	1.00%	1.4%	12/31/2016	1.55	0	0	0.75%	1.6%
12/31/2015	1.47	0	0	1.25%	-1.9%	12/31/2015	1.50	0	0	1.00%	-1.6%	12/31/2015	1.52	0	0	0.75%	-1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.98	0	$0	0.50%	19.3%	12/31/2019	$2.03	0	$0	0.25%	19.6%	12/31/2019	$2.09	0	$0	0.00%	19.9%
12/31/2018	1.66	0	0	0.50%	-15.8%	12/31/2018	1.70	0	0	0.25%	-15.5%	12/31/2018	1.74	0	0	0.00%	-15.3%
12/31/2017	1.97	0	0	0.50%	24.4%	12/31/2017	2.01	0	0	0.25%	24.7%	12/31/2017	2.06	0	0	0.00%	25.0%
12/31/2016	1.58	0	0	0.50%	1.9%	12/31/2016	1.61	0	0	0.25%	2.2%	12/31/2016	1.65	0	0	0.00%	2.4%
12/31/2015	1.55	0	0	0.50%	-1.1%	12/31/2015	1.58	0	0	0.25%	-0.9%	12/31/2015	1.61	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Investment Grade Bond Fund S Class - 06-738
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$363,724	$362,798	17,403
Receivables: investments sold	14,277
Payables: investments purchased	-
Net assets	$378,001

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$378,001	256,771	$1.47
Band 100	-	-	1.51
Band 75	-	-	1.56
Band 50	-	-	1.60
Band 25	-	-	1.64
Band 0	-	-	1.69
Total	$378,001	256,771

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$11,507
Mortality & expense charges	(4,212)
Net investment income (loss)	7,295

Gain (loss) on investments:
Net realized gain (loss)	(397)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	16,926
Net gain (loss)	16,529

Increase (decrease) in net assets from operations	$23,824

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,295	$3,971
Net realized gain (loss)	(397)	(5,403)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	16,926	(6,224)

Increase (decrease) in net assets from operations	23,824	(7,656)

Contract owner transactions:
Proceeds from units sold	48,571	44,275
Cost of units redeemed	(1,014)	(99,728)
Account charges	(24)	(13)
Increase (decrease)	47,533	(55,466)
Net increase (decrease)	71,357	(63,122)
Net assets, beginning	306,644	369,766
Net assets, ending	$378,001	$306,644

Units sold	33,502	32,574
Units redeemed	(713)	(73,268)
Net increase (decrease)	32,789	(40,694)
Units outstanding, beginning	223,982	264,676
Units outstanding, ending	256,771	223,982

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$488,583
Cost of units redeemed/account charges	(135,980)
Net investment income (loss)	16,282
Net realized gain (loss)	(6,690)
Realized gain distributions	14,880
Net change in unrealized appreciation (depreciation)	926
Net assets	$378,001

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.47	257	$378	1.25%	7.5%	12/31/2019	$1.51	0	$0	1.00%	7.8%	12/31/2019	$1.56	0	$0	0.75%	8.1%
12/31/2018	1.37	224	307	1.25%	-2.0%	12/31/2018	1.40	0	0	1.00%	-1.8%	12/31/2018	1.44	0	0	0.75%	-1.5%
12/31/2017	1.40	265	370	1.25%	2.2%	12/31/2017	1.43	0	0	1.00%	2.4%	12/31/2017	1.46	0	0	0.75%	2.7%
12/31/2016	1.37	237	324	1.25%	1.2%	12/31/2016	1.39	0	0	1.00%	1.5%	12/31/2016	1.42	0	0	0.75%	1.7%
12/31/2015	1.35	212	286	1.25%	-0.7%	12/31/2015	1.37	0	0	1.00%	-0.5%	12/31/2015	1.40	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.60	0	$0	0.50%	8.3%	12/31/2019	$1.64	0	$0	0.25%	8.6%	12/31/2019	$1.69	0	$0	0.00%	8.9%
12/31/2018	1.48	0	0	0.50%	-1.3%	12/31/2018	1.51	0	0	0.25%	-1.0%	12/31/2018	1.55	0	0	0.00%	-0.8%
12/31/2017	1.49	0	0	0.50%	3.0%	12/31/2017	1.53	0	0	0.25%	3.2%	12/31/2017	1.56	0	0	0.00%	3.5%
12/31/2016	1.45	0	0	0.50%	2.0%	12/31/2016	1.48	0	0	0.25%	2.2%	12/31/2016	1.51	0	0	0.00%	2.5%
12/31/2015	1.42	0	0	0.50%	0.0%	12/31/2015	1.45	0	0	0.25%	0.3%	12/31/2015	1.47	0	0	0.00%	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.4%
2018	2.4%
2017	1.4%
2016	2.2%
2015	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell LifePoints Balanced Strategy Fund R1 Class - 06-659
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,411,464	$1,459,888	126,641
Receivables: investments sold	592
Payables: investments purchased	-
Net assets	$1,412,056

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,412,056	683,379	$2.07
Band 100	-	-	2.12
Band 75	-	-	2.18
Band 50	-	-	2.24
Band 25	-	-	2.31
Band 0	-	-	2.37
Total	$1,412,056	683,379

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$15,506
Mortality & expense charges	(16,798)
Net investment income (loss)	(1,292)

Gain (loss) on investments:
Net realized gain (loss)	(9,013)
Realized gain distributions	32,700
Net change in unrealized appreciation (depreciation)	135,355
Net gain (loss)	159,042

Increase (decrease) in net assets from operations	$157,750

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,292)	$58,178
Net realized gain (loss)	(9,013)	(4,099)
Realized gain distributions	32,700	-
Net change in unrealized appreciation (depreciation)	135,355	(150,437)

Increase (decrease) in net assets from operations	157,750	(96,358)

Contract owner transactions:
Proceeds from units sold	132,153	167,590
Cost of units redeemed	(116,150)	(96,490)
Account charges	(3,516)	(3,761)
Increase (decrease)	12,487	67,339
Net increase (decrease)	170,237	(29,019)
Net assets, beginning	1,241,819	1,270,838
Net assets, ending	$1,412,056	$1,241,819

Units sold	72,248	85,533
Units redeemed	(65,802)	(51,724)
Net increase (decrease)	6,446	33,809
Units outstanding, beginning	676,933	643,124
Units outstanding, ending	683,379	676,933

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$33,981,246
Cost of units redeemed/account charges	(37,445,499)
Net investment income (loss)	1,028,346
Net realized gain (loss)	3,484,755
Realized gain distributions	411,632
Net change in unrealized appreciation (depreciation)	(48,424)
Net assets	$1,412,056

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.07	683	$1,412	1.25%	12.6%	12/31/2019	$2.12	0	$0	1.00%	12.9%	12/31/2019	$2.18	0	$0	0.75%	13.2%
12/31/2018	1.83	677	1,242	1.25%	-7.2%	12/31/2018	1.88	0	0	1.00%	-6.9%	12/31/2018	1.93	0	0	0.75%	-6.7%
12/31/2017	1.98	643	1,271	1.25%	9.2%	12/31/2017	2.02	0	0	1.00%	9.5%	12/31/2017	2.07	0	0	0.75%	9.8%
12/31/2016	1.81	1,452	2,627	1.25%	7.8%	12/31/2016	1.85	0	0	1.00%	8.1%	12/31/2016	1.88	0	0	0.75%	8.3%
12/31/2015	1.68	1,724	2,893	1.25%	-3.4%	12/31/2015	1.71	0	0	1.00%	-3.2%	12/31/2015	1.74	0	0	0.75%	-2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.24	0	$0	0.50%	13.5%	12/31/2019	$2.31	0	$0	0.25%	13.8%	12/31/2019	$2.37	0	$0	0.00%	14.1%
12/31/2018	1.98	0	0	0.50%	-6.5%	12/31/2018	2.03	0	0	0.25%	-6.2%	12/31/2018	2.08	0	0	0.00%	-6.0%
12/31/2017	2.11	0	0	0.50%	10.0%	12/31/2017	2.16	0	0	0.25%	10.3%	12/31/2017	2.21	0	0	0.00%	10.6%
12/31/2016	1.92	0	0	0.50%	8.6%	12/31/2016	1.96	0	0	0.25%	8.9%	12/31/2016	2.00	0	0	0.00%	9.1%
12/31/2015	1.77	0	0	0.50%	-2.7%	12/31/2015	1.80	0	0	0.25%	-2.5%	12/31/2015	1.83	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.2%
2018	5.9%
2017	1.6%
2016	2.8%
2015	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell LifePoints Balanced Strategy Fund R5 Class - 06-665
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,524,904	$4,448,961	411,761
Receivables: investments sold	352
Payables: investments purchased	-
Net assets	$4,525,256

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,652,053	1,954,483	$1.87
Band 100	708,857	364,820	1.94
Band 75	-	-	2.02
Band 50	164,346	78,226	2.10
Band 25	-	-	2.18
Band 0	-	-	2.27
Total	$4,525,256	2,397,529

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$43,845
Mortality & expense charges	(57,687)
Net investment income (loss)	(13,842)

Gain (loss) on investments:
Net realized gain (loss)	4,477
Realized gain distributions	105,827
Net change in unrealized appreciation (depreciation)	455,134
Net gain (loss)	565,438

Increase (decrease) in net assets from operations	$551,596

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(13,842)	$205,126
Net realized gain (loss)	4,477	59,361
Realized gain distributions	105,827	-
Net change in unrealized appreciation (depreciation)	455,134	(664,235)

Increase (decrease) in net assets from operations	551,596	(399,748)

Contract owner transactions:
Proceeds from units sold	249,690	689,120
Cost of units redeemed	(999,961)	(1,453,581)
Account charges	(1,642)	(1,844)
Increase (decrease)	(751,913)	(766,305)
Net increase (decrease)	(200,317)	(1,166,053)
Net assets, beginning	4,725,573	5,891,626
Net assets, ending	$4,525,256	$4,725,573

Units sold	139,664	389,895
Units redeemed	(552,611)	(808,624)
Net increase (decrease)	(412,947)	(418,729)
Units outstanding, beginning	2,810,476	3,229,205
Units outstanding, ending	2,397,529	2,810,476

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$60,454,444
Cost of units redeemed/account charges	(61,047,077)
Net investment income (loss)	1,930,791
Net realized gain (loss)	1,013,865
Realized gain distributions	2,097,290
Net change in unrealized appreciation (depreciation)	75,943
Net assets	$4,525,256

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.87	1,954	$3,652	1.25%	12.1%	12/31/2019	$1.94	365	$709	1.00%	12.4%	12/31/2019	$2.02	0	$0	0.75%	12.7%
12/31/2018	1.67	2,307	3,844	1.25%	-7.7%	12/31/2018	1.73	419	724	1.00%	-7.4%	12/31/2018	1.79	0	0	0.75%	-7.2%
12/31/2017	1.80	2,524	4,556	1.25%	8.6%	12/31/2017	1.87	558	1,042	1.00%	8.8%	12/31/2017	1.93	0	0	0.75%	9.1%
12/31/2016	1.66	3,583	5,957	1.25%	7.3%	12/31/2016	1.72	668	1,146	1.00%	7.6%	12/31/2016	1.77	0	0	0.75%	7.8%
12/31/2015	1.55	4,556	7,059	1.25%	-3.9%	12/31/2015	1.60	570	909	1.00%	-3.6%	12/31/2015	1.64	0	0	0.75%	-3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.10	78	$164	0.50%	13.0%	12/31/2019	$2.18	0	$0	0.25%	13.3%	12/31/2019	$2.27	0	$0	0.00%	13.5%
12/31/2018	1.86	85	157	0.50%	-7.0%	12/31/2018	1.93	0	0	0.25%	-6.7%	12/31/2018	2.00	0	0	0.00%	-6.5%
12/31/2017	2.00	147	294	0.50%	9.4%	12/31/2017	2.07	0	0	0.25%	9.6%	12/31/2017	2.14	0	0	0.00%	9.9%
12/31/2016	1.83	434	792	0.50%	8.1%	12/31/2016	1.89	0	0	0.25%	8.4%	12/31/2016	1.95	43	85	0.00%	8.7%
12/31/2015	1.69	511	865	0.50%	-3.1%	12/31/2015	1.74	0	0	0.25%	-2.9%	12/31/2015	1.79	38	67	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	5.1%
2017	1.9%
2016	2.2%
2015	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell LifePoints Conservative Strategy Fund R1 Class - 06-661
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$138,714	$140,129	14,168
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$138,710

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$138,710	83,829	$1.65
Band 100	-	-	1.70
Band 75	-	-	1.75
Band 50	-	-	1.80
Band 25	-	-	1.85
Band 0	-	-	1.90
Total	$138,710	83,829

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,008
Mortality & expense charges	(1,735)
Net investment income (loss)	2,273

Gain (loss) on investments:
Net realized gain (loss)	(203)
Realized gain distributions	1,242
Net change in unrealized appreciation (depreciation)	7,756
Net gain (loss)	8,795

Increase (decrease) in net assets from operations	$11,068

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,273	$2,251
Net realized gain (loss)	(203)	(953)
Realized gain distributions	1,242	928
Net change in unrealized appreciation (depreciation)	7,756	(7,161)

Increase (decrease) in net assets from operations	11,068	(4,935)

Contract owner transactions:
Proceeds from units sold	7,978	8,978
Cost of units redeemed	(9,892)	(78,000)
Account charges	(39)	(68)
Increase (decrease)	(1,953)	(69,090)
Net increase (decrease)	9,115	(74,025)
Net assets, beginning	129,595	203,620
Net assets, ending	$138,710	$129,595

Units sold	6,210	6,868
Units redeemed	(7,376)	(50,783)
Net increase (decrease)	(1,166)	(43,915)
Units outstanding, beginning	84,995	128,910
Units outstanding, ending	83,829	84,995

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,275,873
Cost of units redeemed/account charges	(4,570,774)
Net investment income (loss)	163,428
Net realized gain (loss)	195,810
Realized gain distributions	75,788
Net change in unrealized appreciation (depreciation)	(1,415)
Net assets	$138,710

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.65	84	$139	1.25%	8.5%	12/31/2019	$1.70	0	$0	1.00%	8.8%	12/31/2019	$1.75	0	$0	0.75%	9.1%
12/31/2018	1.52	85	130	1.25%	-3.5%	12/31/2018	1.56	0	0	1.00%	-3.2%	12/31/2018	1.60	0	0	0.75%	-3.0%
12/31/2017	1.58	129	204	1.25%	4.6%	12/31/2017	1.62	0	0	1.00%	4.9%	12/31/2017	1.65	0	0	0.75%	5.1%
12/31/2016	1.51	140	211	1.25%	4.3%	12/31/2016	1.54	0	0	1.00%	4.6%	12/31/2016	1.57	0	0	0.75%	4.9%
12/31/2015	1.45	336	487	1.25%	-2.5%	12/31/2015	1.47	0	0	1.00%	-2.2%	12/31/2015	1.50	0	0	0.75%	-2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.80	0	$0	0.50%	9.3%	12/31/2019	$1.85	0	$0	0.25%	9.6%	12/31/2019	$1.90	0	$0	0.00%	9.9%
12/31/2018	1.64	0	0	0.50%	-2.7%	12/31/2018	1.69	0	0	0.25%	-2.5%	12/31/2018	1.73	0	0	0.00%	-2.2%
12/31/2017	1.69	0	0	0.50%	5.4%	12/31/2017	1.73	0	0	0.25%	5.6%	12/31/2017	1.77	0	0	0.00%	5.9%
12/31/2016	1.60	0	0	0.50%	5.1%	12/31/2016	1.64	0	0	0.25%	5.4%	12/31/2016	1.67	0	0	0.00%	5.7%
12/31/2015	1.53	0	0	0.50%	-1.7%	12/31/2015	1.55	0	0	0.25%	-1.5%	12/31/2015	1.58	0	0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.0%
2018	2.5%
2017	2.3%
2016	2.9%
2015	2.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell LifePoints Conservative Strategy Fund R5 Class - 06-655
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$702,887	$729,352	71,531
Receivables: investments sold	-
Payables: investments purchased	(451)
Net assets	$702,436

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$400,826	269,263	$1.49
Band 100	205,769	132,931	1.55
Band 75	-	-	1.61
Band 50	95,841	57,264	1.67
Band 25	-	-	1.74
Band 0	-	-	1.81
Total	$702,436	459,458

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$15,738
Mortality & expense charges	(7,777)
Net investment income (loss)	7,961

Gain (loss) on investments:
Net realized gain (loss)	(6,984)
Realized gain distributions	5,731
Net change in unrealized appreciation (depreciation)	45,563
Net gain (loss)	44,310

Increase (decrease) in net assets from operations	$52,271

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,961	$6,411
Net realized gain (loss)	(6,984)	(41,845)
Realized gain distributions	5,731	4,256
Net change in unrealized appreciation (depreciation)	45,563	698

Increase (decrease) in net assets from operations	52,271	(30,480)

Contract owner transactions:
Proceeds from units sold	191,021	9,373
Cost of units redeemed	(166,936)	(655,590)
Account charges	(246)	(241)
Increase (decrease)	23,839	(646,458)
Net increase (decrease)	76,110	(676,938)
Net assets, beginning	626,326	1,303,264
Net assets, ending	$702,436	$626,326

Units sold	127,069	6,614
Units redeemed	(113,170)	(447,167)
Net increase (decrease)	13,899	(440,553)
Units outstanding, beginning	445,559	886,112
Units outstanding, ending	459,458	445,559

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$9,671,704
Cost of units redeemed/account charges	(9,589,140)
Net investment income (loss)	351,189
Net realized gain (loss)	(22,615)
Realized gain distributions	317,763
Net change in unrealized appreciation (depreciation)	(26,465)
Net assets	$702,436

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.49	269	$401	1.25%	7.9%	12/31/2019	$1.55	133	$206	1.00%	8.2%	12/31/2019	$1.61	0	$0	0.75%	8.5%
12/31/2018	1.38	280	386	1.25%	-4.0%	12/31/2018	1.43	135	193	1.00%	-3.7%	12/31/2018	1.48	0	0	0.75%	-3.5%
12/31/2017	1.44	452	648	1.25%	4.0%	12/31/2017	1.49	345	513	1.00%	4.3%	12/31/2017	1.54	0	0	0.75%	4.6%
12/31/2016	1.38	473	653	1.25%	3.9%	12/31/2016	1.42	429	611	1.00%	4.2%	12/31/2016	1.47	0	0	0.75%	4.4%
12/31/2015	1.33	643	854	1.25%	-3.0%	12/31/2015	1.37	402	550	1.00%	-2.7%	12/31/2015	1.41	0	0	0.75%	-2.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.67	57	$96	0.50%	8.8%	12/31/2019	$1.74	0	$0	0.25%	9.0%	12/31/2019	$1.81	0	$0	0.00%	9.3%
12/31/2018	1.54	31	47	0.50%	-3.2%	12/31/2018	1.60	0	0	0.25%	-3.0%	12/31/2018	1.66	0	0	0.00%	-2.7%
12/31/2017	1.59	89	142	0.50%	4.8%	12/31/2017	1.65	0	0	0.25%	5.1%	12/31/2017	1.70	0	0	0.00%	5.3%
12/31/2016	1.52	89	136	0.50%	4.7%	12/31/2016	1.57	0	0	0.25%	4.9%	12/31/2016	1.62	0	0	0.00%	5.2%
12/31/2015	1.45	85	123	0.50%	-2.3%	12/31/2015	1.49	0	0	0.25%	-2.0%	12/31/2015	1.54	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.4%
2018	1.7%
2017	1.7%
2016	2.7%
2015	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell LifePoints Equity Growth Strategy Fund R1 Class - 06-662
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$463,810	$413,277	34,654
Receivables: investments sold	565
Payables: investments purchased	-
Net assets	$464,375

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$464,375	199,280	$2.33
Band 100	-	-	2.40
Band 75	-	-	2.46
Band 50	-	-	2.53
Band 25	-	-	2.60
Band 0	-	-	2.68
Total	$464,375	199,280

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,853
Mortality & expense charges	(5,039)
Net investment income (loss)	(186)

Gain (loss) on investments:
Net realized gain (loss)	2,283
Realized gain distributions	8,921
Net change in unrealized appreciation (depreciation)	57,788
Net gain (loss)	68,992

Increase (decrease) in net assets from operations	$68,806

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(186)	$14,728
Net realized gain (loss)	2,283	6,817
Realized gain distributions	8,921	-
Net change in unrealized appreciation (depreciation)	57,788	(70,539)

Increase (decrease) in net assets from operations	68,806	(48,994)

Contract owner transactions:
Proceeds from units sold	29,545	37,975
Cost of units redeemed	(39,683)	(53,483)
Account charges	(197)	(182)
Increase (decrease)	(10,335)	(15,690)
Net increase (decrease)	58,471	(64,684)
Net assets, beginning	405,904	470,588
Net assets, ending	$464,375	$405,904

Units sold	13,829	17,156
Units redeemed	(19,362)	(24,982)
Net increase (decrease)	(5,533)	(7,826)
Units outstanding, beginning	204,813	212,639
Units outstanding, ending	199,280	204,813

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,194,466
Cost of units redeemed/account charges	(3,339,818)
Net investment income (loss)	59,368
Net realized gain (loss)	490,905
Realized gain distributions	8,921
Net change in unrealized appreciation (depreciation)	50,533
Net assets	$464,375

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.33	199	$464	1.25%	17.6%	12/31/2019	$2.40	0	$0	1.00%	17.9%	12/31/2019	$2.46	0	$0	0.75%	18.2%
12/31/2018	1.98	205	406	1.25%	-10.4%	12/31/2018	2.03	0	0	1.00%	-10.2%	12/31/2018	2.08	0	0	0.75%	-10.0%
12/31/2017	2.21	213	471	1.25%	14.8%	12/31/2017	2.26	0	0	1.00%	15.1%	12/31/2017	2.32	0	0	0.75%	15.4%
12/31/2016	1.93	406	783	1.25%	9.8%	12/31/2016	1.97	0	0	1.00%	10.1%	12/31/2016	2.01	0	0	0.75%	10.4%
12/31/2015	1.76	354	622	1.25%	-4.9%	12/31/2015	1.79	0	0	1.00%	-4.6%	12/31/2015	1.82	0	0	0.75%	-4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.53	0	$0	0.50%	18.5%	12/31/2019	$2.60	0	$0	0.25%	18.8%	12/31/2019	$2.68	0	$0	0.00%	19.1%
12/31/2018	2.14	0	0	0.50%	-9.8%	12/31/2018	2.19	0	0	0.25%	-9.5%	12/31/2018	2.25	0	0	0.00%	-9.3%
12/31/2017	2.37	0	0	0.50%	15.6%	12/31/2017	2.42	0	0	0.25%	15.9%	12/31/2017	2.48	0	0	0.00%	16.2%
12/31/2016	2.05	0	0	0.50%	10.6%	12/31/2016	2.09	0	0	0.25%	10.9%	12/31/2016	2.13	0	0	0.00%	11.2%
12/31/2015	1.85	0	0	0.50%	-4.1%	12/31/2015	1.88	0	0	0.25%	-3.9%	12/31/2015	1.92	0	0	0.00%	-3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	4.7%
2017	2.2%
2016	2.1%
2015	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell LifePoints Equity Growth Strategy Fund R5 Class - 06-675
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,364,369	$1,111,292	107,021
Receivables: investments sold	153
Payables: investments purchased	-
Net assets	$1,364,522

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$777,266	388,432	$2.00
Band 100	160,738	77,252	2.08
Band 75	-	-	2.16
Band 50	426,518	189,581	2.25
Band 25	-	-	2.34
Band 0	-	-	2.43
Total	$1,364,522	655,265

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$13,257
Mortality & expense charges	(16,338)
Net investment income (loss)	(3,081)

Gain (loss) on investments:
Net realized gain (loss)	87,990
Realized gain distributions	27,616
Net change in unrealized appreciation (depreciation)	127,930
Net gain (loss)	243,536

Increase (decrease) in net assets from operations	$240,455

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,081)	$60,647
Net realized gain (loss)	87,990	33,506
Realized gain distributions	27,616	-
Net change in unrealized appreciation (depreciation)	127,930	(280,075)

Increase (decrease) in net assets from operations	240,455	(185,922)

Contract owner transactions:
Proceeds from units sold	56,708	108,723
Cost of units redeemed	(513,117)	(122,325)
Account charges	(404)	(442)
Increase (decrease)	(456,813)	(14,044)
Net increase (decrease)	(216,358)	(199,966)
Net assets, beginning	1,580,880	1,780,846
Net assets, ending	$1,364,522	$1,580,880

Units sold	32,102	60,916
Units redeemed	(275,630)	(66,431)
Net increase (decrease)	(243,528)	(5,515)
Units outstanding, beginning	898,793	904,308
Units outstanding, ending	655,265	898,793

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$10,974,481
Cost of units redeemed/account charges	(10,605,632)
Net investment income (loss)	253,914
Net realized gain (loss)	201,861
Realized gain distributions	286,821
Net change in unrealized appreciation (depreciation)	253,077
Net assets	$1,364,522

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.00	388	$777	1.25%	16.9%	12/31/2019	$2.08	77	$161	1.00%	17.2%	12/31/2019	$2.16	0	$0	0.75%	17.5%
12/31/2018	1.71	625	1,070	1.25%	-10.8%	12/31/2018	1.77	84	149	1.00%	-10.6%	12/31/2018	1.84	0	0	0.75%	-10.4%
12/31/2017	1.92	621	1,193	1.25%	14.1%	12/31/2017	1.99	92	184	1.00%	14.4%	12/31/2017	2.05	0	0	0.75%	14.7%
12/31/2016	1.68	921	1,548	1.25%	9.3%	12/31/2016	1.74	75	131	1.00%	9.6%	12/31/2016	1.79	0	0	0.75%	9.8%
12/31/2015	1.54	996	1,532	1.25%	-5.3%	12/31/2015	1.58	104	165	1.00%	-5.1%	12/31/2015	1.63	0	0	0.75%	-4.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.25	190	$427	0.50%	17.8%	12/31/2019	$2.34	0	$0	0.25%	18.1%	12/31/2019	$2.43	0	$0	0.00%	18.4%
12/31/2018	1.91	190	362	0.50%	-10.2%	12/31/2018	1.98	0	0	0.25%	-9.9%	12/31/2018	2.05	0	0	0.00%	-9.7%
12/31/2017	2.13	190	405	0.50%	15.0%	12/31/2017	2.20	0	0	0.25%	15.3%	12/31/2017	2.28	0	0	0.00%	15.6%
12/31/2016	1.85	200	370	0.50%	10.1%	12/31/2016	1.91	0	0	0.25%	10.4%	12/31/2016	1.97	0	0	0.00%	10.7%
12/31/2015	1.68	176	295	0.50%	-4.6%	12/31/2015	1.73	0	0	0.25%	-4.4%	12/31/2015	1.78	0	0	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	4.7%
2017	2.3%
2016	1.9%
2015	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell LifePoints Growth Strategy Fund R1 Class - 06-663
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,541,789	$1,499,453	128,288
Receivables: investments sold	238
Payables: investments purchased	-
Net assets	$1,542,027

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,542,027	701,913	$2.20
Band 100	-	-	2.26
Band 75	-	-	2.32
Band 50	-	-	2.39
Band 25	-	-	2.45
Band 0	-	-	2.52
Total	$1,542,027	701,913

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$19,387
Mortality & expense charges	(19,156)
Net investment income (loss)	231

Gain (loss) on investments:
Net realized gain (loss)	5,049
Realized gain distributions	74,276
Net change in unrealized appreciation (depreciation)	129,901
Net gain (loss)	209,226

Increase (decrease) in net assets from operations	$209,457

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$231	$69,315
Net realized gain (loss)	5,049	12,292
Realized gain distributions	74,276	17,203
Net change in unrealized appreciation (depreciation)	129,901	(244,704)

Increase (decrease) in net assets from operations	209,457	(145,894)

Contract owner transactions:
Proceeds from units sold	134,674	217,288
Cost of units redeemed	(326,705)	(177,894)
Account charges	(1,401)	(2,246)
Increase (decrease)	(193,432)	37,148
Net increase (decrease)	16,025	(108,746)
Net assets, beginning	1,526,002	1,634,748
Net assets, ending	$1,542,027	$1,526,002

Units sold	65,215	103,604
Units redeemed	(158,586)	(87,754)
Net increase (decrease)	(93,371)	15,850
Units outstanding, beginning	795,284	779,434
Units outstanding, ending	701,913	795,284

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,798,812
Cost of units redeemed/account charges	(6,838,309)
Net investment income (loss)	271,255
Net realized gain (loss)	1,073,946
Realized gain distributions	193,987
Net change in unrealized appreciation (depreciation)	42,336
Net assets	$1,542,027

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.20	702	$1,542	1.25%	14.5%	12/31/2019	$2.26	0	$0	1.00%	14.8%	12/31/2019	$2.32	0	$0	0.75%	15.1%
12/31/2018	1.92	795	1,526	1.25%	-8.5%	12/31/2018	1.97	0	0	1.00%	-8.3%	12/31/2018	2.02	0	0	0.75%	-8.1%
12/31/2017	2.10	779	1,635	1.25%	12.8%	12/31/2017	2.15	0	0	1.00%	13.0%	12/31/2017	2.19	0	0	0.75%	13.3%
12/31/2016	1.86	1,098	2,042	1.25%	8.5%	12/31/2016	1.90	0	0	1.00%	8.8%	12/31/2016	1.94	0	0	0.75%	9.0%
12/31/2015	1.71	1,127	1,933	1.25%	-4.4%	12/31/2015	1.75	0	0	1.00%	-4.2%	12/31/2015	1.78	0	0	0.75%	-4.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.39	0	$0	0.50%	15.4%	12/31/2019	$2.45	0	$0	0.25%	15.6%	12/31/2019	$2.52	0	$0	0.00%	15.9%
12/31/2018	2.07	0	0	0.50%	-7.8%	12/31/2018	2.12	0	0	0.25%	-7.6%	12/31/2018	2.18	0	0	0.00%	-7.4%
12/31/2017	2.24	0	0	0.50%	13.6%	12/31/2017	2.30	0	0	0.25%	13.9%	12/31/2017	2.35	0	0	0.00%	14.2%
12/31/2016	1.98	0	0	0.50%	9.3%	12/31/2016	2.02	0	0	0.25%	9.6%	12/31/2016	2.06	0	0	0.00%	9.8%
12/31/2015	1.81	0	0	0.50%	-3.7%	12/31/2015	1.84	0	0	0.25%	-3.5%	12/31/2015	1.87	0	0	0.00%	-3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	5.7%
2017	2.5%
2016	2.6%
2015	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell LifePoints Growth Strategy Fund R5 Class - 06-670
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,150,964	$1,970,205	181,986
Receivables: investments sold	113
Payables: investments purchased	-
Net assets	$2,151,077

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,547,713	799,264	$1.94
Band 100	262,307	130,276	2.01
Band 75	-	-	2.09
Band 50	341,057	156,653	2.18
Band 25	-	-	2.26
Band 0	-	-	2.35
Total	$2,151,077	1,086,193

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$23,740
Mortality & expense charges	(25,114)
Net investment income (loss)	(1,374)

Gain (loss) on investments:
Net realized gain (loss)	50,858
Realized gain distributions	102,565
Net change in unrealized appreciation (depreciation)	140,816
Net gain (loss)	294,239

Increase (decrease) in net assets from operations	$292,865

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,374)	$93,243
Net realized gain (loss)	50,858	72,011
Realized gain distributions	102,565	24,738
Net change in unrealized appreciation (depreciation)	140,816	(402,399)

Increase (decrease) in net assets from operations	292,865	(212,407)

Contract owner transactions:
Proceeds from units sold	90,504	134,407
Cost of units redeemed	(447,105)	(396,540)
Account charges	(667)	(606)
Increase (decrease)	(357,268)	(262,739)
Net increase (decrease)	(64,403)	(475,146)
Net assets, beginning	2,215,480	2,690,626
Net assets, ending	$2,151,077	$2,215,480

Units sold	80,314	92,532
Units redeemed	(271,932)	(223,551)
Net increase (decrease)	(191,618)	(131,019)
Units outstanding, beginning	1,277,811	1,408,830
Units outstanding, ending	1,086,193	1,277,811

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$20,125,148
Cost of units redeemed/account charges	(20,842,548)
Net investment income (loss)	581,610
Net realized gain (loss)	1,405,337
Realized gain distributions	700,771
Net change in unrealized appreciation (depreciation)	180,759
Net assets	$2,151,077

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.94	799	$1,548	1.25%	13.9%	12/31/2019	$2.01	130	$262	1.00%	14.2%	12/31/2019	$2.09	0	$0	0.75%	14.5%
12/31/2018	1.70	963	1,638	1.25%	-8.9%	12/31/2018	1.76	144	253	1.00%	-8.7%	12/31/2018	1.83	0	0	0.75%	-8.5%
12/31/2017	1.87	1,003	1,873	1.25%	12.2%	12/31/2017	1.93	160	310	1.00%	12.4%	12/31/2017	2.00	0	0	0.75%	12.7%
12/31/2016	1.67	1,494	2,487	1.25%	8.0%	12/31/2016	1.72	227	390	1.00%	8.3%	12/31/2016	1.77	0	0	0.75%	8.5%
12/31/2015	1.54	1,726	2,661	1.25%	-5.0%	12/31/2015	1.59	302	479	1.00%	-4.8%	12/31/2015	1.63	0	0	0.75%	-4.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.18	157	$341	0.50%	14.7%	12/31/2019	$2.26	0	$0	0.25%	15.0%	12/31/2019	$2.35	0	$0	0.00%	15.3%
12/31/2018	1.90	171	324	0.50%	-8.3%	12/31/2018	1.97	0	0	0.25%	-8.0%	12/31/2018	2.04	0	0	0.00%	-7.8%
12/31/2017	2.07	246	508	0.50%	13.0%	12/31/2017	2.14	0	0	0.25%	13.3%	12/31/2017	2.21	0	0	0.00%	13.6%
12/31/2016	1.83	246	450	0.50%	8.8%	12/31/2016	1.89	0	0	0.25%	9.1%	12/31/2016	1.95	0	0	0.00%	9.4%
12/31/2015	1.68	217	366	0.50%	-4.3%	12/31/2015	1.73	0	0	0.25%	-4.0%	12/31/2015	1.78	0	0	0.00%	-3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	4.9%
2017	2.3%
2016	2.0%
2015	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell LifePoints Moderate Strategy Fund R1 Class - 06-664
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$588,513	$616,224	51,990
Receivables: investments sold	-
Payables: investments purchased	(57,167)
Net assets	$531,346

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$531,346	284,256	$1.87
Band 100	-	-	1.92
Band 75	-	-	1.98
Band 50	-	-	2.03
Band 25	-	-	2.09
Band 0	-	-	2.15
Total	$531,346	284,256

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$9,883
Mortality & expense charges	(6,787)
Net investment income (loss)	3,096

Gain (loss) on investments:
Net realized gain (loss)	(3,541)
Realized gain distributions	12,522
Net change in unrealized appreciation (depreciation)	37,994
Net gain (loss)	46,975

Increase (decrease) in net assets from operations	$50,071

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,096	$15,737
Net realized gain (loss)	(3,541)	(1,343)
Realized gain distributions	12,522	1,651
Net change in unrealized appreciation (depreciation)	37,994	(45,172)

Increase (decrease) in net assets from operations	50,071	(29,127)

Contract owner transactions:
Proceeds from units sold	77,122	51,608
Cost of units redeemed	(107,822)	(22,760)
Account charges	(362)	(422)
Increase (decrease)	(31,062)	28,426
Net increase (decrease)	19,009	(701)
Net assets, beginning	512,337	513,038
Net assets, ending	$531,346	$512,337

Units sold	42,334	29,699
Units redeemed	(58,936)	(13,722)
Net increase (decrease)	(16,602)	15,977
Units outstanding, beginning	300,858	284,881
Units outstanding, ending	284,256	300,858

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$8,225,482
Cost of units redeemed/account charges	(10,022,646)
Net investment income (loss)	603,721
Net realized gain (loss)	1,631,830
Realized gain distributions	120,670
Net change in unrealized appreciation (depreciation)	(27,711)
Net assets	$531,346

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.87	284	$531	1.25%	9.8%	12/31/2019	$1.92	0	$0	1.00%	10.0%	12/31/2019	$1.98	0	$0	0.75%	10.3%
12/31/2018	1.70	301	512	1.25%	-5.4%	12/31/2018	1.75	0	0	1.00%	-5.2%	12/31/2018	1.79	0	0	0.75%	-5.0%
12/31/2017	1.80	285	513	1.25%	7.3%	12/31/2017	1.84	0	0	1.00%	7.6%	12/31/2017	1.88	0	0	0.75%	7.9%
12/31/2016	1.68	391	657	1.25%	6.5%	12/31/2016	1.71	0	0	1.00%	6.8%	12/31/2016	1.75	0	0	0.75%	7.0%
12/31/2015	1.58	391	617	1.25%	-2.9%	12/31/2015	1.60	0	0	1.00%	-2.6%	12/31/2015	1.63	0	0	0.75%	-2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.03	0	$0	0.50%	10.6%	12/31/2019	$2.09	0	$0	0.25%	10.9%	12/31/2019	$2.15	0	$0	0.00%	11.1%
12/31/2018	1.84	0	0	0.50%	-4.7%	12/31/2018	1.88	0	0	0.25%	-4.5%	12/31/2018	1.93	0	0	0.00%	-4.2%
12/31/2017	1.93	0	0	0.50%	8.1%	12/31/2017	1.97	0	0	0.25%	8.4%	12/31/2017	2.02	0	0	0.00%	8.7%
12/31/2016	1.78	0	0	0.50%	7.3%	12/31/2016	1.82	0	0	0.25%	7.6%	12/31/2016	1.86	0	0	0.00%	7.8%
12/31/2015	1.66	0	0	0.50%	-2.2%	12/31/2015	1.69	0	0	0.25%	-1.9%	12/31/2015	1.72	0	0	0.00%	-1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
2018	4.4%
2017	2.1%
2016	3.5%
2015	2.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell LifePoints Moderate Strategy Fund R5 Class - 06-660
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,325,748	$1,364,152	129,969
Receivables: investments sold	-
Payables: investments purchased	(1,358)
Net assets	$1,324,390

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,044,076	625,423	$1.67
Band 100	273,124	157,341	1.74
Band 75	-	-	1.81
Band 50	7,190	3,831	1.88
Band 25	-	-	1.95
Band 0	-	-	2.03
Total	$1,324,390	786,595

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$20,214
Mortality & expense charges	(18,897)
Net investment income (loss)	1,317

Gain (loss) on investments:
Net realized gain (loss)	(9,190)
Realized gain distributions	28,360
Net change in unrealized appreciation (depreciation)	120,240
Net gain (loss)	139,410

Increase (decrease) in net assets from operations	$140,727

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,317	$42,048
Net realized gain (loss)	(9,190)	(15,756)
Realized gain distributions	28,360	5,168
Net change in unrealized appreciation (depreciation)	120,240	(140,648)

Increase (decrease) in net assets from operations	140,727	(109,188)

Contract owner transactions:
Proceeds from units sold	42,908	57,034
Cost of units redeemed	(457,062)	(785,325)
Account charges	(571)	(609)
Increase (decrease)	(414,725)	(728,900)
Net increase (decrease)	(273,998)	(838,088)
Net assets, beginning	1,598,388	2,436,476
Net assets, ending	$1,324,390	$1,598,388

Units sold	26,452	35,667
Units redeemed	(272,060)	(483,987)
Net increase (decrease)	(245,608)	(448,320)
Units outstanding, beginning	1,032,203	1,480,523
Units outstanding, ending	786,595	1,032,203

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$12,492,123
Cost of units redeemed/account charges	(12,483,370)
Net investment income (loss)	608,139
Net realized gain (loss)	117,155
Realized gain distributions	628,747
Net change in unrealized appreciation (depreciation)	(38,404)
Net assets	$1,324,390

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.67	625	$1,044	1.25%	9.2%	12/31/2019	$1.74	157	$273	1.00%	9.4%	12/31/2019	$1.81	0	$0	0.75%	9.7%
12/31/2018	1.53	789	1,207	1.25%	-5.9%	12/31/2018	1.59	192	305	1.00%	-5.7%	12/31/2018	1.65	0	0	0.75%	-5.4%
12/31/2017	1.63	1,154	1,875	1.25%	6.9%	12/31/2017	1.68	223	376	1.00%	7.2%	12/31/2017	1.74	0	0	0.75%	7.4%
12/31/2016	1.52	1,393	2,118	1.25%	5.9%	12/31/2016	1.57	260	408	1.00%	6.2%	12/31/2016	1.62	0	0	0.75%	6.5%
12/31/2015	1.43	1,702	2,443	1.25%	-3.4%	12/31/2015	1.48	236	349	1.00%	-3.2%	12/31/2015	1.52	0	0	0.75%	-2.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.88	4	$7	0.50%	10.0%	12/31/2019	$1.95	0	$0	0.25%	10.3%	12/31/2019	$2.03	0	$0	0.00%	10.5%
12/31/2018	1.71	50	86	0.50%	-5.2%	12/31/2018	1.77	0	0	0.25%	-4.9%	12/31/2018	1.84	0	0	0.00%	-4.7%
12/31/2017	1.80	103	186	0.50%	7.7%	12/31/2017	1.86	0	0	0.25%	8.0%	12/31/2017	1.93	0	0	0.00%	8.2%
12/31/2016	1.67	103	172	0.50%	6.7%	12/31/2016	1.72	0	0	0.25%	7.0%	12/31/2016	1.78	0	0	0.00%	7.3%
12/31/2015	1.57	103	161	0.50%	-2.7%	12/31/2015	1.61	0	0	0.25%	-2.4%	12/31/2015	1.66	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	3.2%
2017	1.8%
2016	2.9%
2015	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Short Duration Bond Fund S Class - 06-748
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$411,142	$408,491	21,326
Receivables: investments sold	250
Payables: investments purchased	-
Net assets	$411,392

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$411,392	329,357	$1.25
Band 100	-	-	1.28
Band 75	-	-	1.32
Band 50	-	-	1.36
Band 25	-	-	1.39
Band 0	-	-	1.43
Total	$411,392	329,357

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$26,578
Mortality & expense charges	(13,698)
Net investment income (loss)	12,880

Gain (loss) on investments:
Net realized gain (loss)	7,639
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	16,653
Net gain (loss)	24,292

Increase (decrease) in net assets from operations	$37,172

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$12,880	$15,908
Net realized gain (loss)	7,639	(8,993)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	16,653	(6,601)

Increase (decrease) in net assets from operations	37,172	314

Contract owner transactions:
Proceeds from units sold	358,627	491,626
Cost of units redeemed	(1,169,270)	(1,149,045)
Account charges	(1,223)	(1,870)
Increase (decrease)	(811,866)	(659,289)
Net increase (decrease)	(774,694)	(658,975)
Net assets, beginning	1,186,086	1,845,061
Net assets, ending	$411,392	$1,186,086

Units sold	324,763	408,175
Units redeemed	(977,149)	(953,693)
Net increase (decrease)	(652,386)	(545,518)
Units outstanding, beginning	981,743	1,527,261
Units outstanding, ending	329,357	981,743

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,096,317
Cost of units redeemed/account charges	(3,720,973)
Net investment income (loss)	37,963
Net realized gain (loss)	(7,478)
Realized gain distributions	2,912
Net change in unrealized appreciation (depreciation)	2,651
Net assets	$411,392

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	329	$411	1.25%	3.4%	12/31/2019	$1.28	0	$0	1.00%	3.6%	12/31/2019	$1.32	0	$0	0.75%	3.9%
12/31/2018	1.21	982	1,186	1.25%	0.0%	12/31/2018	1.24	0	0	1.00%	0.3%	12/31/2018	1.27	0	0	0.75%	0.5%
12/31/2017	1.21	1,527	1,845	1.25%	0.1%	12/31/2017	1.24	0	0	1.00%	0.3%	12/31/2017	1.26	0	0	0.75%	0.6%
12/31/2016	1.21	1,282	1,547	1.25%	1.2%	12/31/2016	1.23	0	0	1.00%	1.5%	12/31/2016	1.26	0	0	0.75%	1.7%
12/31/2015	1.19	445	531	1.25%	-0.9%	12/31/2015	1.21	0	0	1.00%	-0.7%	12/31/2015	1.24	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	0	$0	0.50%	4.2%	12/31/2019	$1.39	0	$0	0.25%	4.4%	12/31/2019	$1.43	0	$0	0.00%	4.7%
12/31/2018	1.30	0	0	0.50%	0.8%	12/31/2018	1.34	0	0	0.25%	1.0%	12/31/2018	1.37	0	0	0.00%	1.3%
12/31/2017	1.29	0	0	0.50%	0.8%	12/31/2017	1.32	0	0	0.25%	1.1%	12/31/2017	1.35	0	0	0.00%	1.3%
12/31/2016	1.28	0	0	0.50%	2.0%	12/31/2016	1.31	0	0	0.25%	2.2%	12/31/2016	1.33	0	0	0.00%	2.5%
12/31/2015	1.26	0	0	0.50%	-0.2%	12/31/2015	1.28	0	0	0.25%	0.1%	12/31/2015	1.30	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.3%
2018	2.4%
2017	1.3%
2016	1.9%
2015	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Strategic Bond Fund S Class - 06-741 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.61
Band 100	-	-	1.65
Band 75	-	-	1.70
Band 50	-	-	1.74
Band 25	-	-	1.79
Band 0	-	-	1.84
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,284,325
Cost of units redeemed/account charges	(1,299,164)
Net investment income (loss)	(1,986)
Net realized gain (loss)	(10,514)
Realized gain distributions	27,339
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.61	0	$0	1.25%	8.1%	12/31/2019	$1.65	0	$0	1.00%	8.4%	12/31/2019	$1.70	0	$0	0.75%	8.7%
12/31/2018	1.49	0	0	1.25%	-2.0%	12/31/2018	1.52	0	0	1.00%	-1.7%	12/31/2018	1.56	0	0	0.75%	-1.5%
12/31/2017	1.52	0	0	1.25%	2.8%	12/31/2017	1.55	0	0	1.00%	3.0%	12/31/2017	1.59	0	0	0.75%	3.3%
12/31/2016	1.47	735	1,083	1.25%	2.0%	12/31/2016	1.50	0	0	1.00%	2.2%	12/31/2016	1.53	0	0	0.75%	2.5%
12/31/2015	1.45	0	0	1.25%	-1.3%	12/31/2015	1.47	0	0	1.00%	-1.0%	12/31/2015	1.50	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.74	0	$0	0.50%	8.9%	12/31/2019	$1.79	0	$0	0.25%	9.2%	12/31/2019	$1.84	0	$0	0.00%	9.5%
12/31/2018	1.60	0	0	0.50%	-1.3%	12/31/2018	1.64	0	0	0.25%	-1.0%	12/31/2018	1.68	0	0	0.00%	-0.8%
12/31/2017	1.62	0	0	0.50%	3.6%	12/31/2017	1.66	0	0	0.25%	3.8%	12/31/2017	1.70	0	0	0.00%	4.1%
12/31/2016	1.57	0	0	0.50%	2.7%	12/31/2016	1.60	0	0	0.25%	3.0%	12/31/2016	1.63	0	0	0.00%	3.2%
12/31/2015	1.52	0	0	0.50%	-0.5%	12/31/2015	1.55	0	0	0.25%	-0.3%	12/31/2015	1.58	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.6%
2016	2.2%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Equity Income Fund S Class - 06-742
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$172,788	$169,655	6,617
Receivables: investments sold	-
Payables: investments purchased	(203)
Net assets	$172,585

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$172,585	49,844	$3.46
Band 100	-	-	3.56
Band 75	-	-	3.66
Band 50	-	-	3.76
Band 25	-	-	3.87
Band 0	-	-	3.97
Total	$172,585	49,844

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,940
Mortality & expense charges	(1,961)
Net investment income (loss)	979

Gain (loss) on investments:
Net realized gain (loss)	(557)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	37,320
Net gain (loss)	36,763

Increase (decrease) in net assets from operations	$37,742

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$979	$175
Net realized gain (loss)	(557)	8,399
Realized gain distributions	-	40,610
Net change in unrealized appreciation (depreciation)	37,320	(63,325)

Increase (decrease) in net assets from operations	37,742	(14,141)

Contract owner transactions:
Proceeds from units sold	9	2,390
Cost of units redeemed	(1,500)	(40,768)
Account charges	(33)	(66)
Increase (decrease)	(1,524)	(38,444)
Net increase (decrease)	36,218	(52,585)
Net assets, beginning	136,367	188,952
Net assets, ending	$172,585	$136,367

Units sold	3	2,046
Units redeemed	(478)	(14,959)
Net increase (decrease)	(475)	(12,913)
Units outstanding, beginning	50,319	63,232
Units outstanding, ending	49,844	50,319

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$186,865
Cost of units redeemed/account charges	(208,421)
Net investment income (loss)	(712)
Net realized gain (loss)	54,665
Realized gain distributions	137,055
Net change in unrealized appreciation (depreciation)	3,133
Net assets	$172,585

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.46	50	$173	1.25%	27.8%	12/31/2019	$3.56	0	$0	1.00%	28.1%	12/31/2019	$3.66	0	$0	0.75%	28.4%
12/31/2018	2.71	50	136	1.25%	-9.3%	12/31/2018	2.78	0	0	1.00%	-9.1%	12/31/2018	2.85	0	0	0.75%	-8.9%
12/31/2017	2.99	63	189	1.25%	19.6%	12/31/2017	3.06	0	0	1.00%	19.9%	12/31/2017	3.13	0	0	0.75%	20.2%
12/31/2016	2.50	71	177	1.25%	9.9%	12/31/2016	2.55	0	0	1.00%	10.2%	12/31/2016	2.60	0	0	0.75%	10.5%
12/31/2015	2.27	78	178	1.25%	-0.9%	12/31/2015	2.31	0	0	1.00%	-0.7%	12/31/2015	2.35	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.76	0	$0	0.50%	28.7%	12/31/2019	$3.87	0	$0	0.25%	29.1%	12/31/2019	$3.97	0	$0	0.00%	29.4%
12/31/2018	2.92	0	0	0.50%	-8.6%	12/31/2018	3.00	0	0	0.25%	-8.4%	12/31/2018	3.07	0	0	0.00%	-8.2%
12/31/2017	3.20	0	0	0.50%	20.5%	12/31/2017	3.27	0	0	0.25%	20.8%	12/31/2017	3.35	0	0	0.00%	21.1%
12/31/2016	2.65	0	0	0.50%	10.8%	12/31/2016	2.71	0	0	0.25%	11.0%	12/31/2016	2.76	0	0	0.00%	11.3%
12/31/2015	2.40	0	0	0.50%	-0.2%	12/31/2015	2.44	0	0	0.25%	0.1%	12/31/2015	2.48	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
2018	1.4%
2017	1.1%
2016	1.3%
2015	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Sustainable Equity Fund S Class - 06-744
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,717	$2,469	52
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$2,715

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,715	785	$3.46
Band 100	-	-	3.56
Band 75	-	-	3.65
Band 50	-	-	3.76
Band 25	-	-	3.86
Band 0	-	-	3.97
Total	$2,715	785

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$20
Mortality & expense charges	(29)
Net investment income (loss)	(9)

Gain (loss) on investments:
Net realized gain (loss)	3
Realized gain distributions	284
Net change in unrealized appreciation (depreciation)	251
Net gain (loss)	538

Increase (decrease) in net assets from operations	$529

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(9)	$(3)
Net realized gain (loss)	3	6
Realized gain distributions	284	156
Net change in unrealized appreciation (depreciation)	251	(244)

Increase (decrease) in net assets from operations	529	(85)

Contract owner transactions:
Proceeds from units sold	261	507
Cost of units redeemed	-	-
Account charges	(8)	(7)
Increase (decrease)	253	500
Net increase (decrease)	782	415
Net assets, beginning	1,933	1,518
Net assets, ending	$2,715	$1,933

Units sold	82	173
Units redeemed	(2)	(2)
Net increase (decrease)	80	171
Units outstanding, beginning	705	534
Units outstanding, ending	785	705

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,846
Cost of units redeemed/account charges	(25)
Net investment income (loss)	(8)
Net realized gain (loss)	19
Realized gain distributions	635
Net change in unrealized appreciation (depreciation)	248
Net assets	$2,715

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.46	1	$3	1.25%	26.1%	12/31/2019	$3.56	0	$0	1.00%	26.5%	12/31/2019	$3.65	0	$0	0.75%	26.8%
12/31/2018	2.74	1	2	1.25%	-3.6%	12/31/2018	2.81	0	0	1.00%	-3.4%	12/31/2018	2.88	0	0	0.75%	-3.1%
12/31/2017	2.84	1	2	1.25%	16.8%	12/31/2017	2.91	0	0	1.00%	17.1%	12/31/2017	2.98	0	0	0.75%	17.4%
12/31/2016	2.43	0	1	1.25%	8.9%	12/31/2016	2.48	0	0	1.00%	9.2%	12/31/2016	2.53	0	0	0.75%	9.5%
12/31/2015	2.23	0	1	1.25%	1.0%	12/31/2015	2.27	0	0	1.00%	1.3%	12/31/2015	2.31	0	0	0.75%	1.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.76	0	$0	0.50%	27.1%	12/31/2019	$3.86	0	$0	0.25%	27.4%	12/31/2019	$3.97	0	$0	0.00%	27.7%
12/31/2018	2.96	0	0	0.50%	-2.9%	12/31/2018	3.03	0	0	0.25%	-2.6%	12/31/2018	3.11	0	0	0.00%	-2.4%
12/31/2017	3.04	0	0	0.50%	17.7%	12/31/2017	3.11	0	0	0.25%	18.0%	12/31/2017	3.18	0	0	0.00%	18.3%
12/31/2016	2.59	0	0	0.50%	9.8%	12/31/2016	2.64	0	0	0.25%	10.0%	12/31/2016	2.69	0	0	0.00%	10.3%
12/31/2015	2.36	0	0	0.50%	1.8%	12/31/2015	2.40	0	0	0.25%	2.0%	12/31/2015	2.44	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	1.2%
2017	0.9%
2016	1.2%
2015	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell U.S. Dynamic Equity Fund S Class - 06-743 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.86
Band 100	-	-	3.97
Band 75	-	-	4.08
Band 50	-	-	4.19
Band 25	-	-	4.31
Band 0	-	-	4.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.86	0	$0	1.25%	28.1%	12/31/2019	$3.97	0	$0	1.00%	28.4%	12/31/2019	$4.08	0	$0	0.75%	28.8%
12/31/2018	3.01	0	0	1.25%	-13.7%	12/31/2018	3.09	0	0	1.00%	-13.5%	12/31/2018	3.17	0	0	0.75%	-13.3%
12/31/2017	3.49	0	0	1.25%	19.1%	12/31/2017	3.57	0	0	1.00%	19.4%	12/31/2017	3.65	0	0	0.75%	19.7%
12/31/2016	2.93	0	0	1.25%	12.7%	12/31/2016	2.99	0	0	1.00%	13.0%	12/31/2016	3.05	0	0	0.75%	13.3%
12/31/2015	2.60	0	0	1.25%	-1.5%	12/31/2015	2.65	0	0	1.00%	-1.2%	12/31/2015	2.69	0	0	0.75%	-1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.19	0	$0	0.50%	29.1%	12/31/2019	$4.31	0	$0	0.25%	29.4%	12/31/2019	$4.43	0	$0	0.00%	29.7%
12/31/2018	3.25	0	0	0.50%	-13.1%	12/31/2018	3.33	0	0	0.25%	-12.9%	12/31/2018	3.42	0	0	0.00%	-12.6%
12/31/2017	3.74	0	0	0.50%	20.0%	12/31/2017	3.82	0	0	0.25%	20.3%	12/31/2017	3.91	0	0	0.00%	20.6%
12/31/2016	3.12	0	0	0.50%	13.6%	12/31/2016	3.18	0	0	0.25%	13.9%	12/31/2016	3.24	0	0	0.00%	14.1%
12/31/2015	2.74	0	0	0.50%	-0.7%	12/31/2015	2.79	0	0	0.25%	-0.5%	12/31/2015	2.84	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell U.S. Small Cap Equity Fund S Class - 06-749
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$157,492	$155,469	5,618
Receivables: investments sold	44
Payables: investments purchased	-
Net assets	$157,536

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$157,536	45,621	$3.45
Band 100	-	-	3.55
Band 75	-	-	3.65
Band 50	-	-	3.75
Band 25	-	-	3.86
Band 0	-	-	3.96
Total	$157,536	45,621

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,211
Mortality & expense charges	(4,456)
Net investment income (loss)	(3,245)

Gain (loss) on investments:
Net realized gain (loss)	(69,638)
Realized gain distributions	5,308
Net change in unrealized appreciation (depreciation)	106,265
Net gain (loss)	41,935

Increase (decrease) in net assets from operations	$38,690

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,245)	$(1,968)
Net realized gain (loss)	(69,638)	10,867
Realized gain distributions	5,308	51,185
Net change in unrealized appreciation (depreciation)	106,265	(114,219)

Increase (decrease) in net assets from operations	38,690	(54,135)

Contract owner transactions:
Proceeds from units sold	675,473	267,922
Cost of units redeemed	(909,044)	(104,875)
Account charges	(173)	(205)
Increase (decrease)	(233,744)	162,842
Net increase (decrease)	(195,054)	108,707
Net assets, beginning	352,590	243,883
Net assets, ending	$157,536	$352,590

Units sold	206,532	89,044
Units redeemed	(285,485)	(39,318)
Net increase (decrease)	(78,953)	49,726
Units outstanding, beginning	124,574	74,848
Units outstanding, ending	45,621	124,574

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,253,812
Cost of units redeemed/account charges	(1,123,861)
Net investment income (loss)	(8,030)
Net realized gain (loss)	(57,923)
Realized gain distributions	91,515
Net change in unrealized appreciation (depreciation)	2,023
Net assets	$157,536

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.45	46	$158	1.25%	22.0%	12/31/2019	$3.55	0	$0	1.00%	22.3%	12/31/2019	$3.65	0	$0	0.75%	22.6%
12/31/2018	2.83	125	353	1.25%	-13.1%	12/31/2018	2.90	0	0	1.00%	-12.9%	12/31/2018	2.98	0	0	0.75%	-12.7%
12/31/2017	3.26	75	244	1.25%	12.9%	12/31/2017	3.33	0	0	1.00%	13.2%	12/31/2017	3.41	0	0	0.75%	13.5%
12/31/2016	2.89	47	136	1.25%	20.3%	12/31/2016	2.94	0	0	1.00%	20.6%	12/31/2016	3.00	0	0	0.75%	20.9%
12/31/2015	2.40	32	77	1.25%	-7.5%	12/31/2015	2.44	0	0	1.00%	-7.3%	12/31/2015	2.49	0	0	0.75%	-7.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.75	0	$0	0.50%	22.9%	12/31/2019	$3.86	0	$0	0.25%	23.2%	12/31/2019	$3.96	0	$0	0.00%	23.5%
12/31/2018	3.05	0	0	0.50%	-12.5%	12/31/2018	3.13	0	0	0.25%	-12.3%	12/31/2018	3.21	0	0	0.00%	-12.0%
12/31/2017	3.49	0	0	0.50%	13.8%	12/31/2017	3.57	0	0	0.25%	14.0%	12/31/2017	3.65	0	0	0.00%	14.3%
12/31/2016	3.07	0	0	0.50%	21.2%	12/31/2016	3.13	0	0	0.25%	21.5%	12/31/2016	3.19	0	0	0.00%	21.8%
12/31/2015	2.53	0	0	0.50%	-6.8%	12/31/2015	2.57	0	0	0.25%	-6.6%	12/31/2015	2.62	0	0	0.00%	-6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.5%
2018	0.7%
2017	0.2%
2016	0.6%
2015	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Global Real Estate Securities Fund R6 Class - 06-FFM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$320,883	$312,341	9,381
Receivables: investments sold	3,145
Payables: investments purchased	-
Net assets	$324,028

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$324,028	261,929	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$324,028	261,929

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$9,282
Mortality & expense charges	(2,101)
Net investment income (loss)	7,181

Gain (loss) on investments:
Net realized gain (loss)	3,659
Realized gain distributions	3,013
Net change in unrealized appreciation (depreciation)	19,866
Net gain (loss)	26,538

Increase (decrease) in net assets from operations	$33,719

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,181	$4,924
Net realized gain (loss)	3,659	126
Realized gain distributions	3,013	1,532
Net change in unrealized appreciation (depreciation)	19,866	(11,324)

Increase (decrease) in net assets from operations	33,719	(4,742)

Contract owner transactions:
Proceeds from units sold	182,289	205,879
Cost of units redeemed	(55,001)	(37,834)
Account charges	(269)	(13)
Increase (decrease)	127,019	168,032
Net increase (decrease)	160,738	163,290
Net assets, beginning	163,290	-
Net assets, ending	$324,028	$163,290

Units sold	149,874	194,079
Units redeemed	(46,753)	(35,271)
Net increase (decrease)	103,121	158,808
Units outstanding, beginning	158,808	-
Units outstanding, ending	261,929	158,808

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$388,168
Cost of units redeemed/account charges	(93,117)
Net investment income (loss)	12,105
Net realized gain (loss)	3,785
Realized gain distributions	4,545
Net change in unrealized appreciation (depreciation)	8,542
Net assets	$324,028

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	262	$324	1.25%	20.3%	12/31/2019	$1.25	0	$0	1.00%	20.6%	12/31/2019	$1.26	0	$0	0.75%	20.9%
12/31/2018	1.03	159	163	1.25%	-7.0%	12/31/2018	1.03	0	0	1.00%	-6.8%	12/31/2018	1.04	0	0	0.75%	-6.5%
12/31/2017	1.11	0	0	1.25%	10.4%	12/31/2017	1.11	0	0	1.00%	10.7%	12/31/2017	1.11	0	0	0.75%	10.9%
12/31/2016	1.00	0	0	1.25%	0.2%	12/31/2016	1.00	0	0	1.00%	0.2%	12/31/2016	1.00	0	0	0.75%	0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	0	$0	0.50%	21.2%	12/31/2019	$1.28	0	$0	0.25%	21.5%	12/31/2019	$1.29	0	$0	0.00%	21.8%
12/31/2018	1.04	0	0	0.50%	-6.3%	12/31/2018	1.05	0	0	0.25%	-6.1%	12/31/2018	1.06	0	0	0.00%	-5.8%
12/31/2017	1.11	0	0	0.50%	11.2%	12/31/2017	1.12	0	0	0.25%	11.5%	12/31/2017	1.12	0	0	0.00%	11.8%
12/31/2016	1.00	0	0	0.50%	0.2%	12/31/2016	1.00	0	0	0.25%	0.2%	12/31/2016	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.8%
2018	8.1%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Emerging Markets Fund R6 Class - 06-GCH (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00
Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	1.25%	17.8%	12/31/2019	$1.11	0	$0	1.00%	18.1%	12/31/2019	$1.11	0	$0	0.75%	18.4%
12/31/2018	0.93	0	0	1.25%	-17.6%	12/31/2018	0.94	0	0	1.00%	-17.4%	12/31/2018	0.94	0	0	0.75%	-17.2%
12/31/2017	1.13	0	0	1.25%	13.3%	12/31/2017	1.13	0	0	1.00%	13.5%	12/31/2017	1.14	0	0	0.75%	13.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	18.7%	12/31/2019	$1.13	0	$0	0.25%	19.0%	12/31/2019	$1.14	0	$0	0.00%	19.3%
12/31/2018	0.94	0	0	0.50%	-17.0%	12/31/2018	0.95	0	0	0.25%	-16.7%	12/31/2018	0.95	0	0	0.00%	-16.5%
12/31/2017	1.14	0	0	0.50%	13.8%	12/31/2017	1.14	0	0	0.25%	13.9%	12/31/2017	1.14	0	0	0.00%	14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Investment Grade Bond Fund R6 Class - 06-GCJ (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	1.25%	7.7%	12/31/2019	$1.06	0	$0	1.00%	8.0%	12/31/2019	$1.07	0	$0	0.75%	8.2%
12/31/2018	0.98	0	0	1.25%	-1.9%	12/31/2018	0.98	0	0	1.00%	-1.6%	12/31/2018	0.99	0	0	0.75%	-1.4%
12/31/2017	1.00	0	0	1.25%	0.0%	12/31/2017	1.00	0	0	1.00%	0.1%	12/31/2017	1.00	0	0	0.75%	0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	8.5%	12/31/2019	$1.08	0	$0	0.25%	8.8%	12/31/2019	$1.09	0	$0	0.00%	9.0%
12/31/2018	0.99	0	0	0.50%	-1.1%	12/31/2018	1.00	0	0	0.25%	-0.9%	12/31/2018	1.00	0	0	0.00%	-0.6%
12/31/2017	1.00	0	0	0.50%	0.3%	12/31/2017	1.00	0	0	0.25%	0.5%	12/31/2017	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Strategic Bond Fund R6 Class - 06-GCK (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	1.25%	8.2%	12/31/2019	$1.07	0	$0	1.00%	8.4%	12/31/2019	$1.07	0	$0	0.75%	8.7%
12/31/2018	0.98	0	0	1.25%	-1.8%	12/31/2018	0.98	0	0	1.00%	-1.6%	12/31/2018	0.99	0	0	0.75%	-1.3%
12/31/2017	1.00	0	0	1.25%	-0.1%	12/31/2017	1.00	0	0	1.00%	0.1%	12/31/2017	1.00	0	0	0.75%	0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	9.0%	12/31/2019	$1.09	0	$0	0.25%	9.2%	12/31/2019	$1.10	0	$0	0.00%	9.5%
12/31/2018	0.99	0	0	0.50%	-1.1%	12/31/2018	1.00	0	0	0.25%	-0.8%	12/31/2018	1.00	0	0	0.00%	-0.6%
12/31/2017	1.00	0	0	0.50%	0.3%	12/31/2017	1.00	0	0	0.25%	0.4%	12/31/2017	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell U.S. Small Cap Equity Fund R6 Class - 06-GCM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$59,151	$57,383	2,124
Receivables: investments sold	380
Payables: investments purchased	-
Net assets	$59,531

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$59,531	50,855	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$59,531	50,855

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$522
Mortality & expense charges	(270)
Net investment income (loss)	252

Gain (loss) on investments:
Net realized gain (loss)	4
Realized gain distributions	1,992
Net change in unrealized appreciation (depreciation)	1,768
Net gain (loss)	3,764

Increase (decrease) in net assets from operations	$4,016

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$252	$-
Net realized gain (loss)	4	-
Realized gain distributions	1,992	-
Net change in unrealized appreciation (depreciation)	1,768	-

Increase (decrease) in net assets from operations	4,016	-

Contract owner transactions:
Proceeds from units sold	55,515	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	55,515	-
Net increase (decrease)	59,531	-
Net assets, beginning	-	-
Net assets, ending	$59,531	$-

Units sold	50,855	-
Units redeemed	-	-
Net increase (decrease)	50,855	-
Units outstanding, beginning	-	-
Units outstanding, ending	50,855	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$55,515
Cost of units redeemed/account charges	-
Net investment income (loss)	252
Net realized gain (loss)	4
Realized gain distributions	1,992
Net change in unrealized appreciation (depreciation)	1,768
Net assets	$59,531

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	51	$60	1.25%	22.2%	12/31/2019	$1.18	0	$0	1.00%	22.5%	12/31/2019	$1.19	0	$0	0.75%	22.8%
12/31/2018	0.96	0	0	1.25%	-13.0%	12/31/2018	0.96	0	0	1.00%	-12.8%	12/31/2018	0.97	0	0	0.75%	-12.6%
12/31/2017	1.10	0	0	1.25%	10.2%	12/31/2017	1.10	0	0	1.00%	10.3%	12/31/2017	1.10	0	0	0.75%	10.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	0.50%	23.1%	12/31/2019	$1.20	0	$0	0.25%	23.4%	12/31/2019	$1.21	0	$0	0.00%	23.7%
12/31/2018	0.97	0	0	0.50%	-12.4%	12/31/2018	0.97	0	0	0.25%	-12.1%	12/31/2018	0.98	0	0	0.00%	-11.9%
12/31/2017	1.11	0	0	0.50%	10.6%	12/31/2017	1.11	0	0	0.25%	10.7%	12/31/2017	1.11	0	0	0.00%	10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.8%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Russell Commodity Strategies Fund S Class - 06-491
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,681	$16,228	2,651
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$13,681

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,681	27,016	$0.51
Band 100	-	-	0.52
Band 75	-	-	0.53
Band 50	-	-	0.54
Band 25	-	-	0.55
Band 0	-	-	0.56
Total	$13,681	27,016

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$389
Mortality & expense charges	(166)
Net investment income (loss)	223

Gain (loss) on investments:
Net realized gain (loss)	(33)
Realized gain distributions	18
Net change in unrealized appreciation (depreciation)	662
Net gain (loss)	647

Increase (decrease) in net assets from operations	$870

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$223	$(28)
Net realized gain (loss)	(33)	(19)
Realized gain distributions	18	-
Net change in unrealized appreciation (depreciation)	662	(1,945)

Increase (decrease) in net assets from operations	870	(1,992)

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	870	(1,992)
Net assets, beginning	12,811	14,803
Net assets, ending	$13,681	$12,811

Units sold	1	1
Units redeemed	-	-
Net increase (decrease)	1	1
Units outstanding, beginning	27,015	27,014
Units outstanding, ending	27,016	27,015

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$574,101
Cost of units redeemed/account charges	(448,266)
Net investment income (loss)	(4,759)
Net realized gain (loss)	(104,872)
Realized gain distributions	24
Net change in unrealized appreciation (depreciation)	(2,547)
Net assets	$13,681

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.51	27	$14	1.25%	6.8%	12/31/2019	$0.52	0	$0	1.00%	7.1%	12/31/2019	$0.53	0	$0	0.75%	7.3%
12/31/2018	0.47	27	13	1.25%	-13.5%	12/31/2018	0.48	0	0	1.00%	-13.2%	12/31/2018	0.49	0	0	0.75%	-13.0%
12/31/2017	0.55	27	15	1.25%	0.5%	12/31/2017	0.56	0	0	1.00%	0.7%	12/31/2017	0.57	0	0	0.75%	1.0%
12/31/2016	0.55	42	23	1.25%	9.0%	12/31/2016	0.55	0	0	1.00%	9.2%	12/31/2016	0.56	0	0	0.75%	9.5%
12/31/2015	0.50	41	21	1.25%	-25.6%	12/31/2015	0.51	0	0	1.00%	-25.4%	12/31/2015	0.51	0	0	0.75%	-25.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.54	0	$0	0.50%	7.6%	12/31/2019	$0.55	0	$0	0.25%	7.9%	12/31/2019	$0.56	0	$0	0.00%	8.1%
12/31/2018	0.50	0	0	0.50%	-12.8%	12/31/2018	0.51	0	0	0.25%	-12.6%	12/31/2018	0.52	0	0	0.00%	-12.4%
12/31/2017	0.57	0	0	0.50%	1.2%	12/31/2017	0.58	0	0	0.25%	1.5%	12/31/2017	0.59	0	0	0.00%	1.7%
12/31/2016	0.57	0	0	0.50%	9.8%	12/31/2016	0.57	0	0	0.25%	10.1%	12/31/2016	0.58	0	0	0.00%	10.3%
12/31/2015	0.52	0	0	0.50%	-25.0%	12/31/2015	0.52	0	0	0.25%	-24.9%	12/31/2015	0.53	0	0	0.00%	-24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.9%
2018	1.1%
2017	1.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
State Street Equity 500 Index R Class - 06-167
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,528,777	$26,793,706	1,439,317
Receivables: investments sold	-
Payables: investments purchased	(6,414)
Net assets	$35,522,363

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,290,012	9,131,567	$2.77
Band 100	5,210,513	1,814,119	2.87
Band 75	-	-	2.98
Band 50	2,259,199	731,295	3.09
Band 25	-	-	3.20
Band 0	2,762,639	831,468	3.32
Total	$35,522,363	12,508,449

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$444,121
Mortality & expense charges	(373,035)
Net investment income (loss)	71,086

Gain (loss) on investments:
Net realized gain (loss)	2,571,188
Realized gain distributions	861,907
Net change in unrealized appreciation (depreciation)	5,317,080
Net gain (loss)	8,750,175

Increase (decrease) in net assets from operations	$8,821,261

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$71,086	$19,901
Net realized gain (loss)	2,571,188	3,709,620
Realized gain distributions	861,907	872,381
Net change in unrealized appreciation (depreciation)	5,317,080	(6,315,559)

Increase (decrease) in net assets from operations	8,821,261	(1,713,657)

Contract owner transactions:
Proceeds from units sold	9,447,968	7,624,322
Cost of units redeemed	(12,887,854)	(16,844,172)
Account charges	(31,773)	(22,282)
Increase (decrease)	(3,471,659)	(9,242,132)
Net increase (decrease)	5,349,602	(10,955,789)
Net assets, beginning	30,172,761	41,128,550
Net assets, ending	$35,522,363	$30,172,761

Units sold	3,889,893	3,655,203
Units redeemed	(5,173,622)	(7,540,313)
Net increase (decrease)	(1,283,729)	(3,885,110)
Units outstanding, beginning	13,792,178	17,677,288
Units outstanding, ending	12,508,449	13,792,178

* Date of Fund Inception into Variable Account: 6 /3 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$120,596,695
Cost of units redeemed/account charges	(117,318,024)
Net investment income (loss)	941,001
Net realized gain (loss)	19,250,065
Realized gain distributions	3,317,555
Net change in unrealized appreciation (depreciation)	8,735,071
Net assets	$35,522,363

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.77	9,132	$25,290	1.25%	29.0%	12/31/2019	$2.87	1,814	$5,211	1.00%	29.3%	12/31/2019	$2.98	0	$0	0.75%	29.6%
12/31/2018	2.15	10,478	22,502	1.25%	-6.2%	12/31/2018	2.22	1,972	4,381	1.00%	-6.0%	12/31/2018	2.30	0	0	0.75%	-5.8%
12/31/2017	2.29	13,491	30,896	1.25%	19.5%	12/31/2017	2.36	2,689	6,355	1.00%	19.8%	12/31/2017	2.44	0	0	0.75%	20.1%
12/31/2016	1.92	14,267	27,352	1.25%	9.9%	12/31/2016	1.97	3,136	6,189	1.00%	10.2%	12/31/2016	2.03	0	0	0.75%	10.4%
12/31/2015	1.74	16,176	28,222	1.25%	-0.7%	12/31/2015	1.79	2,800	5,016	1.00%	-0.4%	12/31/2015	1.84	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.09	731	$2,259	0.50%	29.9%	12/31/2019	$3.20	0	$0	0.25%	30.3%	12/31/2019	$3.32	831	$2,763	0.00%	30.6%
12/31/2018	2.38	758	1,803	0.50%	-5.5%	12/31/2018	2.46	0	0	0.25%	-5.3%	12/31/2018	2.54	584	1,486	0.00%	-5.0%
12/31/2017	2.52	833	2,096	0.50%	20.4%	12/31/2017	2.60	0	0	0.25%	20.7%	12/31/2017	2.68	665	1,781	0.00%	21.0%
12/31/2016	2.09	881	1,842	0.50%	10.7%	12/31/2016	2.15	0	0	0.25%	11.0%	12/31/2016	2.22	1,290	2,858	0.00%	11.3%
12/31/2015	1.89	945	1,785	0.50%	0.1%	12/31/2015	1.94	0	0	0.25%	0.3%	12/31/2015	1.99	1,021	2,034	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	1.2%
2017	1.6%
2016	1.0%
2015	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
State Street Target Retirement 2015 Fund K Class - 06-3TR (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	1.25%	7.8%	12/31/2019	$1.08	0	$0	1.00%	8.0%	12/31/2019	$1.08	0	$0	0.75%	8.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	8.5%	12/31/2019	$1.09	0	$0	0.25%	8.7%	12/31/2019	$1.09	0	$0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
State Street Target Retirement 2020 Fund K Class - 06-3TT (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	9.3%	12/31/2019	$1.10	0	$0	1.00%	9.5%	12/31/2019	$1.10	0	$0	0.75%	9.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	10.0%	12/31/2019	$1.10	0	$0	0.25%	10.2%	12/31/2019	$1.10	0	$0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
State Street Target Retirement 2025 Fund K Class - 06-3TV (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	1.25%	10.9%	12/31/2019	$1.11	0	$0	1.00%	11.2%	12/31/2019	$1.11	0	$0	0.75%	11.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	11.6%	12/31/2019	$1.12	0	$0	0.25%	11.9%	12/31/2019	$1.12	0	$0	0.00%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
State Street Target Retirement 2030 Fund K Class - 06-3TW (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	1.25%	12.0%	12/31/2019	$1.12	0	$0	1.00%	12.2%	12/31/2019	$1.12	0	$0	0.75%	12.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	12.7%	12/31/2019	$1.13	0	$0	0.25%	13.0%	12/31/2019	$1.13	0	$0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
State Street Target Retirement 2040 Fund K Class - 06-3TY (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	1.25%	12.6%	12/31/2019	$1.13	0	$0	1.00%	12.8%	12/31/2019	$1.13	0	$0	0.75%	13.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	13.3%	12/31/2019	$1.14	0	$0	0.25%	13.6%	12/31/2019	$1.14	0	$0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
State Street Target Retirement 2045 Fund K Class - 06-3V3 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	1.25%	12.7%	12/31/2019	$1.13	0	$0	1.00%	13.0%	12/31/2019	$1.13	0	$0	0.75%	13.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	13.5%	12/31/2019	$1.14	0	$0	0.25%	13.7%	12/31/2019	$1.14	0	$0	0.00%	14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
State Street Target Retirement 2050 Fund K Class - 06-3V4 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	1.25%	12.9%	12/31/2019	$1.13	0	$0	1.00%	13.1%	12/31/2019	$1.13	0	$0	0.75%	13.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	13.6%	12/31/2019	$1.14	0	$0	0.25%	13.8%	12/31/2019	$1.14	0	$0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
State Street Target Retirement 2055 Fund K Class - 06-3V6 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	1.25%	12.8%	12/31/2019	$1.13	0	$0	1.00%	13.1%	12/31/2019	$1.13	0	$0	0.75%	13.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	13.6%	12/31/2019	$1.14	0	$0	0.25%	13.8%	12/31/2019	$1.14	0	$0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
State Street Target Retirement 2060 Fund K Class - 06-3V7 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	1.25%	13.0%	12/31/2019	$1.13	0	$0	1.00%	13.2%	12/31/2019	$1.13	0	$0	0.75%	13.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	13.7%	12/31/2019	$1.14	0	$0	0.25%	14.0%	12/31/2019	$1.14	0	$0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
State Street Target Retirement 2035 Fund K Cl - 06-3VR (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	1.25%	12.2%	12/31/2019	$1.12	0	$0	1.00%	12.5%	12/31/2019	$1.13	0	$0	0.75%	12.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	13.0%	12/31/2019	$1.13	0	$0	0.25%	13.2%	12/31/2019	$1.13	0	$0	0.00%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
State Street Target Retirement Fund K Class - 06-3V9 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	1.25%	7.6%	12/31/2019	$1.08	0	$0	1.00%	7.9%	12/31/2019	$1.08	0	$0	0.75%	8.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	8.3%	12/31/2019	$1.09	0	$0	0.25%	8.5%	12/31/2019	$1.09	0	$0	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
State Street Equity 500 Index Admin Class - 06-225
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$241,681,014	$149,700,421	9,781,135
Receivables: investments sold	-
Payables: investments purchased	(86,974)
Net assets	$241,594,040

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$226,264,004	27,165,438	$8.33
Band 100	29,684	3,422	8.67
Band 75	-	-	9.03
Band 50	-	-	9.41
Band 25	-	-	9.80
Band 0	15,300,352	1,499,288	10.21
Total	$241,594,040	28,668,149

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,096,337
Mortality & expense charges	(2,816,043)
Net investment income (loss)	1,280,294

Gain (loss) on investments:
Net realized gain (loss)	20,883,806
Realized gain distributions	5,835,286
Net change in unrealized appreciation (depreciation)	33,160,063
Net gain (loss)	59,879,155

Increase (decrease) in net assets from operations	$61,159,449

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,280,294	$875,377
Net realized gain (loss)	20,883,806	26,242,644
Realized gain distributions	5,835,286	6,146,353
Net change in unrealized appreciation (depreciation)	33,160,063	(44,882,768)

Increase (decrease) in net assets from operations	61,159,449	(11,618,394)

Contract owner transactions:
Proceeds from units sold	39,611,734	36,346,254
Cost of units redeemed	(72,207,662)	(85,998,234)
Account charges	(136,380)	(123,753)
Increase (decrease)	(32,732,308)	(49,775,733)
Net increase (decrease)	28,427,141	(61,394,127)
Net assets, beginning	213,166,899	274,561,026
Net assets, ending	$241,594,040	$213,166,899

Units sold	5,459,863	5,551,011
Units redeemed	(9,615,650)	(12,658,744)
Net increase (decrease)	(4,155,787)	(7,107,733)
Units outstanding, beginning	32,823,936	39,931,669
Units outstanding, ending	28,668,149	32,823,936

* Date of Fund Inception into Variable Account: 4 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,045,962,221
Cost of units redeemed/account charges	(1,058,730,303)
Net investment income (loss)	22,487,376
Net realized gain (loss)	117,397,194
Realized gain distributions	22,496,959
Net change in unrealized appreciation (depreciation)	91,980,593
Net assets	$241,594,040

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$8.33	27,165	$226,264	1.25%	29.5%	12/31/2019	$8.67	3	$30	1.00%	29.8%	12/31/2019	$9.03	0	$0	0.75%	30.2%
12/31/2018	6.43	31,293	201,253	1.25%	-5.8%	12/31/2018	6.68	2	16	1.00%	-5.5%	12/31/2018	6.94	0	0	0.75%	-5.3%
12/31/2017	6.82	38,380	261,913	1.25%	19.9%	12/31/2017	7.07	2	13	1.00%	20.2%	12/31/2017	7.33	0	0	0.75%	20.5%
12/31/2016	5.69	40,651	231,317	1.25%	10.4%	12/31/2016	5.88	0	1	1.00%	10.6%	12/31/2016	6.08	0	0	0.75%	10.9%
12/31/2015	5.16	41,393	213,414	1.25%	-0.2%	12/31/2015	5.32	0	0	1.00%	0.1%	12/31/2015	5.48	0	0	0.75%	0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$9.41	0	$0	0.50%	30.5%	12/31/2019	$9.80	0	$0	0.25%	30.8%	12/31/2019	$10.21	1,499	$15,300	0.00%	31.1%
12/31/2018	7.21	0	0	0.50%	-5.0%	12/31/2018	7.49	0	0	0.25%	-4.8%	12/31/2018	7.78	1,529	11,898	0.00%	-4.6%
12/31/2017	7.59	0	0	0.50%	20.8%	12/31/2017	7.87	0	0	0.25%	21.1%	12/31/2017	8.15	1,549	12,634	0.00%	21.4%
12/31/2016	6.28	0	0	0.50%	11.2%	12/31/2016	6.50	0	0	0.25%	11.5%	12/31/2016	6.72	3,381	22,701	0.00%	11.8%
12/31/2015	5.65	0	0	0.50%	0.6%	12/31/2015	5.83	0	0	0.25%	0.8%	12/31/2015	6.01	3,320	19,952	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.8%
2018	1.6%
2017	2.1%
2016	1.5%
2015	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Crossmark Steward Large Cap Enhanced Index Fund A Class - 06-030
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23	$24	-
Receivables: investments sold	-
Payables: investments purchased	(22)
Net assets	$1

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1	1	$1.69
Band 100	-	-	1.72
Band 75	-	-	1.74
Band 50	-	-	1.77
Band 25	-	-	1.80
Band 0	-	-	1.83
Total	$1	1

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(1)
Net investment income (loss)	(1)

Gain (loss) on investments:
Net realized gain (loss)	(13)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(1)
Net gain (loss)	(14)

Increase (decrease) in net assets from operations	$(15)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1)	$-
Net realized gain (loss)	(13)	87
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(1)	(61)

Increase (decrease) in net assets from operations	(15)	26

Contract owner transactions:
Proceeds from units sold	470	14
Cost of units redeemed	(466)	(632)
Account charges	-	-
Increase (decrease)	4	(618)
Net increase (decrease)	(11)	(592)
Net assets, beginning	12	604
Net assets, ending	$1	$12

Units sold	301	12
Units redeemed	(309)	(420)
Net increase (decrease)	(8)	(408)
Units outstanding, beginning	9	417
Units outstanding, ending	1	9

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$33,725
Cost of units redeemed/account charges	(38,326)
Net investment income (loss)	(61)
Net realized gain (loss)	1,360
Realized gain distributions	3,304
Net change in unrealized appreciation (depreciation)	(1)
Net assets	$1

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.69	0	$0	1.25%	27.5%	12/31/2019	$1.72	0	$0	1.00%	27.8%	12/31/2019	$1.74	0	$0	0.75%	28.1%
12/31/2018	1.33	0	0	1.25%	-8.3%	12/31/2018	1.34	0	0	1.00%	-8.1%	12/31/2018	1.36	0	0	0.75%	-7.9%
12/31/2017	1.45	0	1	1.25%	19.5%	12/31/2017	1.46	0	0	1.00%	19.8%	12/31/2017	1.48	0	0	0.75%	20.1%
12/31/2016	1.21	25	31	1.25%	9.3%	12/31/2016	1.22	0	0	1.00%	9.6%	12/31/2016	1.23	0	0	0.75%	9.8%
12/31/2015	1.11	21	23	1.25%	-3.5%	12/31/2015	1.11	0	0	1.00%	-3.2%	12/31/2015	1.12	0	0	0.75%	-3.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.77	0	$0	0.50%	28.5%	12/31/2019	$1.80	0	$0	0.25%	28.8%	12/31/2019	$1.83	0	$0	0.00%	29.1%
12/31/2018	1.38	0	0	0.50%	-7.6%	12/31/2018	1.40	0	0	0.25%	-7.4%	12/31/2018	1.41	0	0	0.00%	-7.2%
12/31/2017	1.49	0	0	0.50%	20.4%	12/31/2017	1.51	0	0	0.25%	20.7%	12/31/2017	1.52	0	0	0.00%	21.0%
12/31/2016	1.24	0	0	0.50%	10.1%	12/31/2016	1.25	0	0	0.25%	10.4%	12/31/2016	1.26	0	0	0.00%	10.7%
12/31/2015	1.13	0	0	0.50%	-2.7%	12/31/2015	1.13	0	0	0.25%	-2.5%	12/31/2015	1.14	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	1.0%
2017	1.8%
2016	0.8%
2015	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Crossmark Steward Small-Mid Cap Enhanced Index Fund A Class - 06-031
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,926	$21,351	1,571
Receivables: investments sold	-
Payables: investments purchased	(936)
Net assets	$21,990

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,990	15,268	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$21,990	15,268

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$79
Mortality & expense charges	(313)
Net investment income (loss)	(234)

Gain (loss) on investments:
Net realized gain (loss)	(1,665)
Realized gain distributions	720
Net change in unrealized appreciation (depreciation)	6,221
Net gain (loss)	5,276

Increase (decrease) in net assets from operations	$5,042

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(234)	$(365)
Net realized gain (loss)	(1,665)	4,571
Realized gain distributions	720	2,233
Net change in unrealized appreciation (depreciation)	6,221	(6,146)

Increase (decrease) in net assets from operations	5,042	293

Contract owner transactions:
Proceeds from units sold	23,363	5,206
Cost of units redeemed	(24,778)	(52,297)
Account charges	(73)	(122)
Increase (decrease)	(1,488)	(47,213)
Net increase (decrease)	3,554	(46,920)
Net assets, beginning	18,436	65,356
Net assets, ending	$21,990	$18,436

Units sold	17,942	3,815
Units redeemed	(18,020)	(35,507)
Net increase (decrease)	(78)	(31,692)
Units outstanding, beginning	15,346	47,038
Units outstanding, ending	15,268	15,346

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$131,147
Cost of units redeemed/account charges	(124,221)
Net investment income (loss)	(1,172)
Net realized gain (loss)	4,400
Realized gain distributions	10,261
Net change in unrealized appreciation (depreciation)	1,575
Net assets	$21,990

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.44	15	$22	1.25%	19.9%	12/31/2019	$1.46	0	$0	1.00%	20.2%	12/31/2019	$1.48	0	$0	0.75%	20.5%
12/31/2018	1.20	15	18	1.25%	-13.5%	12/31/2018	1.22	0	0	1.00%	-13.3%	12/31/2018	1.23	0	0	0.75%	-13.1%
12/31/2017	1.39	47	65	1.25%	12.4%	12/31/2017	1.40	0	0	1.00%	12.7%	12/31/2017	1.42	0	0	0.75%	12.9%
12/31/2016	1.24	26	33	1.25%	21.5%	12/31/2016	1.25	0	0	1.00%	21.8%	12/31/2016	1.26	0	0	0.75%	22.1%
12/31/2015	1.02	18	18	1.25%	-5.1%	12/31/2015	1.02	0	0	1.00%	-4.9%	12/31/2015	1.03	0	0	0.75%	-4.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.51	0	$0	0.50%	20.8%	12/31/2019	$1.53	0	$0	0.25%	21.1%	12/31/2019	$1.55	0	$0	0.00%	21.4%
12/31/2018	1.25	0	0	0.50%	-12.9%	12/31/2018	1.26	0	0	0.25%	-12.7%	12/31/2018	1.28	0	0	0.00%	-12.4%
12/31/2017	1.43	0	0	0.50%	13.2%	12/31/2017	1.45	0	0	0.25%	13.5%	12/31/2017	1.46	0	0	0.00%	13.8%
12/31/2016	1.27	0	0	0.50%	22.4%	12/31/2016	1.28	0	0	0.25%	22.7%	12/31/2016	1.29	0	0	0.00%	23.0%
12/31/2015	1.03	0	0	0.50%	-4.4%	12/31/2015	1.04	0	0	0.25%	-4.2%	12/31/2015	1.04	0	0	0.00%	-3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.4%
2018	0.4%
2017	0.7%
2016	0.6%
2015	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Crossmark Steward Global Equity Income Fund A Class - 06-029
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$268,974	$273,817	8,444
Receivables: investments sold	-
Payables: investments purchased	(99)
Net assets	$268,875

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$268,875	168,342	$1.60
Band 100	-	-	1.62
Band 75	-	-	1.65
Band 50	-	-	1.67
Band 25	-	-	1.70
Band 0	-	-	1.72
Total	$268,875	168,342

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,737
Mortality & expense charges	(645)
Net investment income (loss)	1,092

Gain (loss) on investments:
Net realized gain (loss)	99
Realized gain distributions	14,415
Net change in unrealized appreciation (depreciation)	(4,843)
Net gain (loss)	9,671

Increase (decrease) in net assets from operations	$10,763

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,092	$-
Net realized gain (loss)	99	-
Realized gain distributions	14,415	-
Net change in unrealized appreciation (depreciation)	(4,843)	-

Increase (decrease) in net assets from operations	10,763	-

Contract owner transactions:
Proceeds from units sold	262,527	18
Cost of units redeemed	(4,257)	-
Account charges	(176)	-
Increase (decrease)	258,094	18
Net increase (decrease)	268,857	18
Net assets, beginning	18	-
Net assets, ending	$268,875	$18

Units sold	171,205	14
Units redeemed	(2,877)	-
Net increase (decrease)	168,328	14
Units outstanding, beginning	14	-
Units outstanding, ending	168,342	14

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$262,545
Cost of units redeemed/account charges	(4,433)
Net investment income (loss)	1,092
Net realized gain (loss)	99
Realized gain distributions	14,415
Net change in unrealized appreciation (depreciation)	(4,843)
Net assets	$268,875

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.60	168	$269	1.25%	22.8%	12/31/2019	$1.62	0	$0	1.00%	23.1%	12/31/2019	$1.65	0	$0	0.75%	23.4%
12/31/2018	1.30	0	0	1.25%	-9.1%	12/31/2018	1.32	0	0	1.00%	-8.8%	12/31/2018	1.33	0	0	0.75%	-8.6%
12/31/2017	1.43	0	0	1.25%	20.4%	12/31/2017	1.44	0	0	1.00%	20.7%	12/31/2017	1.46	0	0	0.75%	21.0%
12/31/2016	1.19	0	0	1.25%	12.3%	12/31/2016	1.20	0	0	1.00%	12.5%	12/31/2016	1.21	0	0	0.75%	12.8%
12/31/2015	1.06	0	0	1.25%	-2.9%	12/31/2015	1.06	0	0	1.00%	-2.6%	12/31/2015	1.07	0	0	0.75%	-2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.67	0	$0	0.50%	23.7%	12/31/2019	$1.70	0	$0	0.25%	24.1%	12/31/2019	$1.72	0	$0	0.00%	24.4%
12/31/2018	1.35	0	0	0.50%	-8.4%	12/31/2018	1.37	0	0	0.25%	-8.1%	12/31/2018	1.39	0	0	0.00%	-7.9%
12/31/2017	1.47	0	0	0.50%	21.3%	12/31/2017	1.49	0	0	0.25%	21.6%	12/31/2017	1.51	0	0	0.00%	21.9%
12/31/2016	1.22	0	0	0.50%	13.1%	12/31/2016	1.22	0	0	0.25%	13.4%	12/31/2016	1.23	0	0	0.00%	13.7%
12/31/2015	1.07	0	0	0.50%	-2.1%	12/31/2015	1.08	0	0	0.25%	-1.9%	12/31/2015	1.09	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Equity Income Fund R Class - 06-775
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,301,000	$6,157,811	196,456
Receivables: investments sold	-
Payables: investments purchased	(24,231)
Net assets	$6,276,769

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,706,785	853,571	$3.17
Band 100	2,545,036	770,615	3.30
Band 75	-	-	3.44
Band 50	1,024,948	286,123	3.58
Band 25	-	-	3.73
Band 0	-	-	3.91
Total	$6,276,769	1,910,309

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$110,797
Mortality & expense charges	(63,051)
Net investment income (loss)	47,746

Gain (loss) on investments:
Net realized gain (loss)	(33,266)
Realized gain distributions	304,302
Net change in unrealized appreciation (depreciation)	1,018,265
Net gain (loss)	1,289,301

Increase (decrease) in net assets from operations	$1,337,047

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$47,746	$34,310
Net realized gain (loss)	(33,266)	115,215
Realized gain distributions	304,302	468,097
Net change in unrealized appreciation (depreciation)	1,018,265	(1,326,806)

Increase (decrease) in net assets from operations	1,337,047	(709,184)

Contract owner transactions:
Proceeds from units sold	212,398	459,050
Cost of units redeemed	(1,023,127)	(2,183,541)
Account charges	(1,576)	(1,372)
Increase (decrease)	(812,305)	(1,725,863)
Net increase (decrease)	524,742	(2,435,047)
Net assets, beginning	5,752,027	8,187,074
Net assets, ending	$6,276,769	$5,752,027

Units sold	86,280	163,306
Units redeemed	(361,584)	(761,312)
Net increase (decrease)	(275,304)	(598,006)
Units outstanding, beginning	2,185,613	2,783,619
Units outstanding, ending	1,910,309	2,185,613

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$43,305,906
Cost of units redeemed/account charges	(45,459,539)
Net investment income (loss)	556,885
Net realized gain (loss)	3,104,225
Realized gain distributions	4,626,103
Net change in unrealized appreciation (depreciation)	143,189
Net assets	$6,276,769

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.17	854	$2,707	1.25%	24.3%	12/31/2019	$3.30	771	$2,545	1.00%	24.6%	12/31/2019	$3.44	0	$0	0.75%	25.0%
12/31/2018	2.55	1,024	2,612	1.25%	-11.0%	12/31/2018	2.65	864	2,288	1.00%	-10.7%	12/31/2018	2.75	0	0	0.75%	-10.5%
12/31/2017	2.86	1,367	3,917	1.25%	14.1%	12/31/2017	2.97	1,115	3,309	1.00%	14.4%	12/31/2017	3.08	0	0	0.75%	14.7%
12/31/2016	2.51	1,845	4,632	1.25%	17.2%	12/31/2016	2.60	1,281	3,324	1.00%	17.5%	12/31/2016	2.68	0	0	0.75%	17.7%
12/31/2015	2.14	3,294	7,058	1.25%	-8.3%	12/31/2015	2.21	1,223	2,702	1.00%	-8.1%	12/31/2015	2.28	0	0	0.75%	-7.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.58	286	$1,025	0.50%	25.3%	12/31/2019	$3.73	0	$0	0.25%	25.6%	12/31/2019	$3.91	0	$0	0.00%	25.9%
12/31/2018	2.86	298	852	0.50%	-10.3%	12/31/2018	2.97	0	0	0.25%	-10.1%	12/31/2018	3.10	0	0	0.00%	-9.8%
12/31/2017	3.19	301	961	0.50%	14.9%	12/31/2017	3.30	0	0	0.25%	15.2%	12/31/2017	3.44	0	0	0.00%	15.5%
12/31/2016	2.77	406	1,126	0.50%	18.0%	12/31/2016	2.87	0	0	0.25%	18.3%	12/31/2016	2.98	46	136	0.00%	18.6%
12/31/2015	2.35	453	1,065	0.50%	-7.6%	12/31/2015	2.42	0	0	0.25%	-7.4%	12/31/2015	2.51	253	635	0.00%	-7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.8%
2018	1.6%
2017	1.3%
2016	1.7%
2015	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Equity Income Portfolio - 06-580
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,219,663	$37,126,290	1,445,491
Receivables: investments sold	-
Payables: investments purchased	(3,466)
Net assets	$39,216,197

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,216,197	6,110,758	$6.42
Band 100	-	-	6.68
Band 75	-	-	6.96
Band 50	-	-	7.25
Band 25	-	-	7.55
Band 0	-	-	8.74
Total	$39,216,197	6,110,758

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$862,202
Mortality & expense charges	(467,769)
Net investment income (loss)	394,433

Gain (loss) on investments:
Net realized gain (loss)	103,643
Realized gain distributions	2,316,675
Net change in unrealized appreciation (depreciation)	5,483,926
Net gain (loss)	7,904,244

Increase (decrease) in net assets from operations	$8,298,677

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$394,433	$304,773
Net realized gain (loss)	103,643	1,521,182
Realized gain distributions	2,316,675	3,563,105
Net change in unrealized appreciation (depreciation)	5,483,926	(9,723,274)

Increase (decrease) in net assets from operations	8,298,677	(4,334,214)

Contract owner transactions:
Proceeds from units sold	1,642,559	2,774,282
Cost of units redeemed	(6,203,014)	(12,138,671)
Account charges	(7,220)	(8,916)
Increase (decrease)	(4,567,675)	(9,373,305)
Net increase (decrease)	3,731,002	(13,707,519)
Net assets, beginning	35,485,195	49,192,714
Net assets, ending	$39,216,197	$35,485,195

Units sold	295,045	522,903
Units redeemed	(1,086,543)	(2,171,910)
Net increase (decrease)	(791,498)	(1,649,007)
Units outstanding, beginning	6,902,256	8,551,263
Units outstanding, ending	6,110,758	6,902,256

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$366,967,873
Cost of units redeemed/account charges	(423,643,749)
Net investment income (loss)	16,813,154
Net realized gain (loss)	40,083,553
Realized gain distributions	36,901,993
Net change in unrealized appreciation (depreciation)	2,093,373
Net assets	$39,216,197

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$6.42	6,111	$39,216	1.25%	24.8%	12/31/2019	$6.68	0	$0	1.00%	25.1%	12/31/2019	$6.96	0	$0	0.75%	25.5%
12/31/2018	5.14	6,902	35,485	1.25%	-10.6%	12/31/2018	5.34	0	0	1.00%	-10.4%	12/31/2018	5.55	0	0	0.75%	-10.2%
12/31/2017	5.75	8,551	49,193	1.25%	14.6%	12/31/2017	5.96	0	0	1.00%	14.9%	12/31/2017	6.18	0	0	0.75%	15.2%
12/31/2016	5.02	11,632	58,399	1.25%	17.7%	12/31/2016	5.19	0	0	1.00%	18.0%	12/31/2016	5.36	0	0	0.75%	18.3%
12/31/2015	4.27	19,149	81,686	1.25%	-8.0%	12/31/2015	4.40	0	0	1.00%	-7.8%	12/31/2015	4.54	0	0	0.75%	-7.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$7.25	0	$0	0.50%	25.8%	12/31/2019	$7.55	0	$0	0.25%	26.1%	12/31/2019	$8.74	0	$0	0.00%	26.4%
12/31/2018	5.76	0	0	0.50%	-10.0%	12/31/2018	5.99	0	0	0.25%	-9.7%	12/31/2018	6.92	0	0	0.00%	-9.5%
12/31/2017	6.40	0	0	0.50%	15.4%	12/31/2017	6.63	0	0	0.25%	15.7%	12/31/2017	7.64	0	0	0.00%	16.0%
12/31/2016	5.55	0	0	0.50%	18.6%	12/31/2016	5.73	0	0	0.25%	18.9%	12/31/2016	6.59	0	0	0.00%	19.2%
12/31/2015	4.68	0	0	0.50%	-7.3%	12/31/2015	4.82	0	0	0.25%	-7.1%	12/31/2015	5.53	132	730	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	2.0%
2017	1.6%
2016	2.2%
2015	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price European Stock Fund - 06-755
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,637	$11,885	574
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$12,623

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,623	5,274	$2.39
Band 100	-	-	2.49
Band 75	-	-	2.60
Band 50	-	-	2.70
Band 25	-	-	2.82
Band 0	-	-	3.03
Total	$12,623	5,274

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$197
Mortality & expense charges	(145)
Net investment income (loss)	52

Gain (loss) on investments:
Net realized gain (loss)	(76)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,509
Net gain (loss)	2,433

Increase (decrease) in net assets from operations	$2,485

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$52	$(666)
Net realized gain (loss)	(76)	40,455
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	2,509	(42,471)

Increase (decrease) in net assets from operations	2,485	(2,682)

Contract owner transactions:
Proceeds from units sold	606	9,248
Cost of units redeemed	(563)	(283,316)
Account charges	(13)	(14)
Increase (decrease)	30	(274,082)
Net increase (decrease)	2,515	(276,764)
Net assets, beginning	10,108	286,872
Net assets, ending	$12,623	$10,108

Units sold	272	4,153
Units redeemed	(290)	(128,320)
Net increase (decrease)	(18)	(124,167)
Units outstanding, beginning	5,292	129,459
Units outstanding, ending	5,274	5,292

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$780,476
Cost of units redeemed/account charges	(914,640)
Net investment income (loss)	20,862
Net realized gain (loss)	48,433
Realized gain distributions	76,740
Net change in unrealized appreciation (depreciation)	752
Net assets	$12,623

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.39	5	$13	1.25%	25.3%	12/31/2019	$2.49	0	$0	1.00%	25.6%	12/31/2019	$2.60	0	$0	0.75%	25.9%
12/31/2018	1.91	5	10	1.25%	-13.8%	12/31/2018	1.98	0	0	1.00%	-13.6%	12/31/2018	2.06	0	0	0.75%	-13.4%
12/31/2017	2.22	129	287	1.25%	24.2%	12/31/2017	2.30	0	0	1.00%	24.5%	12/31/2017	2.38	0	0	0.75%	24.8%
12/31/2016	1.78	112	199	1.25%	-11.6%	12/31/2016	1.84	0	0	1.00%	-11.3%	12/31/2016	1.91	0	0	0.75%	-11.1%
12/31/2015	2.02	137	276	1.25%	-0.7%	12/31/2015	2.08	0	0	1.00%	-0.4%	12/31/2015	2.15	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.70	0	$0	0.50%	26.3%	12/31/2019	$2.82	0	$0	0.25%	26.6%	12/31/2019	$3.03	0	$0	0.00%	26.9%
12/31/2018	2.14	0	0	0.50%	-13.2%	12/31/2018	2.22	0	0	0.25%	-12.9%	12/31/2018	2.38	0	0	0.00%	-12.7%
12/31/2017	2.47	0	0	0.50%	25.1%	12/31/2017	2.56	0	0	0.25%	25.4%	12/31/2017	2.73	0	0	0.00%	25.7%
12/31/2016	1.97	0	0	0.50%	-10.9%	12/31/2016	2.04	0	0	0.25%	-10.7%	12/31/2016	2.17	0	0	0.00%	-10.5%
12/31/2015	2.21	0	0	0.50%	0.1%	12/31/2015	2.28	0	0	0.25%	0.3%	12/31/2015	2.43	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
2018	0.2%
2017	2.4%
2016	2.4%
2015	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Growth Stock Fund Advisor Class - 06-308
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$80,480,852	$56,251,992	1,124,691
Receivables: investments sold	-
Payables: investments purchased	(65,444)
Net assets	$80,415,408

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$80,331,403	28,207,915	$2.85
Band 100	-	-	2.94
Band 75	-	-	3.03
Band 50	-	-	3.13
Band 25	-	-	3.23
Band 0	84,005	25,199	3.33
Total	$80,415,408	28,233,114

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,016,958)
Net investment income (loss)	(1,016,958)

Gain (loss) on investments:
Net realized gain (loss)	5,402,684
Realized gain distributions	1,319,083
Net change in unrealized appreciation (depreciation)	14,549,814
Net gain (loss)	21,271,581

Increase (decrease) in net assets from operations	$20,254,623

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,016,958)	$(1,124,017)
Net realized gain (loss)	5,402,684	6,518,087
Realized gain distributions	1,319,083	6,178,402
Net change in unrealized appreciation (depreciation)	14,549,814	(12,758,212)

Increase (decrease) in net assets from operations	20,254,623	(1,185,740)

Contract owner transactions:
Proceeds from units sold	7,140,101	12,826,037
Cost of units redeemed	(22,767,920)	(21,134,172)
Account charges	(28,258)	(25,060)
Increase (decrease)	(15,656,077)	(8,333,195)
Net increase (decrease)	4,598,546	(9,518,935)
Net assets, beginning	75,816,862	85,335,797
Net assets, ending	$80,415,408	$75,816,862

Units sold	2,767,826	5,458,809
Units redeemed	(8,826,308)	(8,795,868)
Net increase (decrease)	(6,058,482)	(3,337,059)
Units outstanding, beginning	34,291,596	37,628,655
Units outstanding, ending	28,233,114	34,291,596

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$149,282,799
Cost of units redeemed/account charges	(141,766,951)
Net investment income (loss)	(8,595,270)
Net realized gain (loss)	26,171,017
Realized gain distributions	31,094,953
Net change in unrealized appreciation (depreciation)	24,228,860
Net assets	$80,415,408

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.85	28,208	$80,331	1.25%	28.8%	12/31/2019	$2.94	0	$0	1.00%	29.1%	12/31/2019	$3.03	0	$0	0.75%	29.5%
12/31/2018	2.21	34,270	75,761	1.25%	-2.5%	12/31/2018	2.28	0	0	1.00%	-2.3%	12/31/2018	2.34	0	0	0.75%	-2.0%
12/31/2017	2.27	37,611	85,291	1.25%	31.7%	12/31/2017	2.33	0	0	1.00%	32.0%	12/31/2017	2.39	0	0	0.75%	32.3%
12/31/2016	1.72	38,620	66,517	1.25%	-0.1%	12/31/2016	1.76	0	0	1.00%	0.1%	12/31/2016	1.81	0	0	0.75%	0.4%
12/31/2015	1.72	40,907	70,528	1.25%	9.2%	12/31/2015	1.76	0	0	1.00%	9.5%	12/31/2015	1.80	0	0	0.75%	9.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.13	0	$0	0.50%	29.8%	12/31/2019	$3.23	0	$0	0.25%	30.1%	12/31/2019	$3.33	25	$84	0.00%	30.4%
12/31/2018	2.41	0	0	0.50%	-1.8%	12/31/2018	2.48	0	0	0.25%	-1.5%	12/31/2018	2.56	22	56	0.00%	-1.3%
12/31/2017	2.46	0	0	0.50%	32.6%	12/31/2017	2.52	0	0	0.25%	33.0%	12/31/2017	2.59	17	45	0.00%	33.3%
12/31/2016	1.85	0	0	0.50%	0.6%	12/31/2016	1.90	0	0	0.25%	0.9%	12/31/2016	1.94	14	26	0.00%	1.2%
12/31/2015	1.84	0	0	0.50%	10.0%	12/31/2015	1.88	0	0	0.25%	10.3%	12/31/2015	1.92	440	844	0.00%	10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Growth Stock Fund R Class - 06-780
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,661,243	$7,224,799	140,434
Receivables: investments sold	-
Payables: investments purchased	(4,946)
Net assets	$9,656,297

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,248,050	1,328,739	$4.70
Band 100	3,193,615	652,121	4.90
Band 75	-	-	5.10
Band 50	214,632	40,407	5.31
Band 25	-	-	5.53
Band 0	-	-	5.83
Total	$9,656,297	2,021,267

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(110,513)
Net investment income (loss)	(110,513)

Gain (loss) on investments:
Net realized gain (loss)	676,729
Realized gain distributions	164,222
Net change in unrealized appreciation (depreciation)	1,679,786
Net gain (loss)	2,520,737

Increase (decrease) in net assets from operations	$2,410,224

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(110,513)	$(134,203)
Net realized gain (loss)	676,729	1,204,702
Realized gain distributions	164,222	769,847
Net change in unrealized appreciation (depreciation)	1,679,786	(1,907,107)

Increase (decrease) in net assets from operations	2,410,224	(66,761)

Contract owner transactions:
Proceeds from units sold	2,105,408	2,401,171
Cost of units redeemed	(4,106,197)	(5,002,673)
Account charges	(2,789)	(3,125)
Increase (decrease)	(2,003,578)	(2,604,627)
Net increase (decrease)	406,646	(2,671,388)
Net assets, beginning	9,249,651	11,921,039
Net assets, ending	$9,656,297	$9,249,651

Units sold	492,978	572,180
Units redeemed	(965,981)	(1,216,285)
Net increase (decrease)	(473,003)	(644,105)
Units outstanding, beginning	2,494,270	3,138,375
Units outstanding, ending	2,021,267	2,494,270

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$70,491,055
Cost of units redeemed/account charges	(77,853,373)
Net investment income (loss)	(1,943,905)
Net realized gain (loss)	11,182,694
Realized gain distributions	5,343,382
Net change in unrealized appreciation (depreciation)	2,436,444
Net assets	$9,656,297

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.70	1,329	$6,248	1.25%	28.5%	12/31/2019	$4.90	652	$3,194	1.00%	28.8%	12/31/2019	$5.10	0	$0	0.75%	29.1%
12/31/2018	3.66	1,723	6,306	1.25%	-2.8%	12/31/2018	3.80	728	2,767	1.00%	-2.5%	12/31/2018	3.95	0	0	0.75%	-2.3%
12/31/2017	3.76	2,359	8,877	1.25%	31.3%	12/31/2017	3.90	769	3,000	1.00%	31.7%	12/31/2017	4.04	0	0	0.75%	32.0%
12/31/2016	2.87	2,941	8,430	1.25%	-0.4%	12/31/2016	2.96	897	2,658	1.00%	-0.1%	12/31/2016	3.06	0	0	0.75%	0.1%
12/31/2015	2.88	3,528	10,147	1.25%	8.9%	12/31/2015	2.97	854	2,532	1.00%	9.2%	12/31/2015	3.06	0	0	0.75%	9.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$5.31	40	$215	0.50%	29.5%	12/31/2019	$5.53	0	$0	0.25%	29.8%	12/31/2019	$5.83	0	$0	0.00%	30.1%
12/31/2018	4.10	43	177	0.50%	-2.0%	12/31/2018	4.26	0	0	0.25%	-1.8%	12/31/2018	4.48	0	0	0.00%	-1.5%
12/31/2017	4.19	11	44	0.50%	32.3%	12/31/2017	4.34	0	0	0.25%	32.6%	12/31/2017	4.55	0	0	0.00%	33.0%
12/31/2016	3.17	14	46	0.50%	0.4%	12/31/2016	3.27	0	0	0.25%	0.6%	12/31/2016	3.42	13	44	0.00%	0.9%
12/31/2015	3.15	17	55	0.50%	9.8%	12/31/2015	3.25	0	0	0.25%	10.0%	12/31/2015	3.39	9	32	0.00%	10.3%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price International Value Equity Fund Advisor Class - 06-309
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$587,821	$540,611	40,661
Receivables: investments sold	142
Payables: investments purchased	-
Net assets	$587,963

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$587,963	623,175	$0.94
Band 100	-	-	0.97
Band 75	-	-	1.00
Band 50	-	-	1.04
Band 25	-	-	1.07
Band 0	-	-	1.10
Total	$587,963	623,175

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$17,158
Mortality & expense charges	(35,605)
Net investment income (loss)	(18,447)

Gain (loss) on investments:
Net realized gain (loss)	(457,935)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	802,313
Net gain (loss)	344,378

Increase (decrease) in net assets from operations	$325,931

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(18,447)	$(18,004)
Net realized gain (loss)	(457,935)	203,274
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	802,313	(1,810,970)

Increase (decrease) in net assets from operations	325,931	(1,625,700)

Contract owner transactions:
Proceeds from units sold	430,056	1,502,726
Cost of units redeemed	(5,365,240)	(5,784,905)
Account charges	(338)	(2,128)
Increase (decrease)	(4,935,522)	(4,284,307)
Net increase (decrease)	(4,609,591)	(5,910,007)
Net assets, beginning	5,197,554	11,107,561
Net assets, ending	$587,963	$5,197,554

Units sold	612,658	1,691,911
Units redeemed	(6,547,712)	(6,417,611)
Net increase (decrease)	(5,935,054)	(4,725,700)
Units outstanding, beginning	6,558,229	11,283,929
Units outstanding, ending	623,175	6,558,229

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$37,787,840
Cost of units redeemed/account charges	(35,365,984)
Net investment income (loss)	1,149,897
Net realized gain (loss)	(4,233,803)
Realized gain distributions	1,202,803
Net change in unrealized appreciation (depreciation)	47,210
Net assets	$587,963

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.94	623	$588	1.25%	19.0%	12/31/2019	$0.97	0	$0	1.00%	19.3%	12/31/2019	$1.00	0	$0	0.75%	19.6%
12/31/2018	0.79	6,558	5,198	1.25%	-19.5%	12/31/2018	0.82	0	0	1.00%	-19.3%	12/31/2018	0.84	0	0	0.75%	-19.1%
12/31/2017	0.98	11,284	11,108	1.25%	19.0%	12/31/2017	1.01	0	0	1.00%	19.3%	12/31/2017	1.04	0	0	0.75%	19.6%
12/31/2016	0.83	12,687	10,492	1.25%	-0.9%	12/31/2016	0.85	0	0	1.00%	-0.6%	12/31/2016	0.87	0	0	0.75%	-0.4%
12/31/2015	0.83	12,679	10,577	1.25%	-4.6%	12/31/2015	0.85	0	0	1.00%	-4.3%	12/31/2015	0.87	0	0	0.75%	-4.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	0.50%	19.9%	12/31/2019	$1.07	0	$0	0.25%	20.2%	12/31/2019	$1.10	0	$0	0.00%	20.5%
12/31/2018	0.86	0	0	0.50%	-18.9%	12/31/2018	0.89	0	0	0.25%	-18.7%	12/31/2018	0.92	0	0	0.00%	-18.5%
12/31/2017	1.07	0	0	0.50%	19.9%	12/31/2017	1.09	0	0	0.25%	20.2%	12/31/2017	1.12	0	0	0.00%	20.5%
12/31/2016	0.89	0	0	0.50%	-0.1%	12/31/2016	0.91	0	0	0.25%	0.1%	12/31/2016	0.93	0	0	0.00%	0.4%
12/31/2015	0.89	0	0	0.50%	-3.8%	12/31/2015	0.91	0	0	0.25%	-3.6%	12/31/2015	0.93	0	0	0.00%	-3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.6%
2018	1.2%
2017	1.7%
2016	2.4%
2015	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price International Value Equity Fund R Class - 06-795
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,146,534	$1,074,387	80,592
Receivables: investments sold	-
Payables: investments purchased	(1,320)
Net assets	$1,145,214

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$744,094	304,503	$2.44
Band 100	399,290	156,893	2.54
Band 75	-	-	2.65
Band 50	1,830	663	2.76
Band 25	-	-	2.87
Band 0	-	-	3.05
Total	$1,145,214	462,059

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$30,015
Mortality & expense charges	(13,637)
Net investment income (loss)	16,378

Gain (loss) on investments:
Net realized gain (loss)	(13,364)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	210,426
Net gain (loss)	197,062

Increase (decrease) in net assets from operations	$213,440

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$16,378	$1,765
Net realized gain (loss)	(13,364)	27,039
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	210,426	(368,351)

Increase (decrease) in net assets from operations	213,440	(339,547)

Contract owner transactions:
Proceeds from units sold	285,161	673,456
Cost of units redeemed	(639,628)	(967,292)
Account charges	(343)	(713)
Increase (decrease)	(354,810)	(294,549)
Net increase (decrease)	(141,370)	(634,096)
Net assets, beginning	1,286,584	1,920,680
Net assets, ending	$1,145,214	$1,286,584

Units sold	122,075	253,326
Units redeemed	(276,950)	(375,844)
Net increase (decrease)	(154,875)	(122,518)
Units outstanding, beginning	616,934	739,452
Units outstanding, ending	462,059	616,934

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$26,186,893
Cost of units redeemed/account charges	(27,479,560)
Net investment income (loss)	36,251
Net realized gain (loss)	1,810,057
Realized gain distributions	519,426
Net change in unrealized appreciation (depreciation)	72,147
Net assets	$1,145,214

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.44	305	$744	1.25%	18.7%	12/31/2019	$2.54	157	$399	1.00%	19.0%	12/31/2019	$2.65	0	$0	0.75%	19.3%
12/31/2018	2.06	445	916	1.25%	-19.7%	12/31/2018	2.14	165	352	1.00%	-19.5%	12/31/2018	2.22	0	0	0.75%	-19.3%
12/31/2017	2.56	564	1,446	1.25%	18.6%	12/31/2017	2.66	158	420	1.00%	18.9%	12/31/2017	2.75	0	0	0.75%	19.2%
12/31/2016	2.16	626	1,352	1.25%	-1.2%	12/31/2016	2.23	189	423	1.00%	-0.9%	12/31/2016	2.31	0	0	0.75%	-0.7%
12/31/2015	2.19	650	1,423	1.25%	-4.8%	12/31/2015	2.26	203	457	1.00%	-4.6%	12/31/2015	2.33	0	0	0.75%	-4.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.76	1	$2	0.50%	19.6%	12/31/2019	$2.87	0	$0	0.25%	19.9%	12/31/2019	$3.05	0	$0	0.00%	20.2%
12/31/2018	2.31	0	0	0.50%	-19.1%	12/31/2018	2.40	0	0	0.25%	-18.9%	12/31/2018	2.54	7	18	0.00%	-18.7%
12/31/2017	2.85	0	0	0.50%	19.5%	12/31/2017	2.96	0	0	0.25%	19.8%	12/31/2017	3.12	17	54	0.00%	20.1%
12/31/2016	2.39	0	0	0.50%	-0.4%	12/31/2016	2.47	0	0	0.25%	-0.2%	12/31/2016	2.60	0	0	0.00%	0.1%
12/31/2015	2.40	0	0	0.50%	-4.1%	12/31/2015	2.47	0	0	0.25%	-3.9%	12/31/2015	2.60	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.5%
2018	1.4%
2017	1.6%
2016	2.2%
2015	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price International Stock Fund R Class - 06-715
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$345,058	$306,689	18,716
Receivables: investments sold	-
Payables: investments purchased	(105)
Net assets	$344,953

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$178,470	76,791	$2.32
Band 100	166,483	68,770	2.42
Band 75	-	-	2.52
Band 50	-	-	2.63
Band 25	-	-	2.73
Band 0	-	-	2.85
Total	$344,953	145,561

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$7,481
Mortality & expense charges	(3,237)
Net investment income (loss)	4,244

Gain (loss) on investments:
Net realized gain (loss)	1,548
Realized gain distributions	1,277
Net change in unrealized appreciation (depreciation)	56,638
Net gain (loss)	59,463

Increase (decrease) in net assets from operations	$63,707

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,244	$(996)
Net realized gain (loss)	1,548	3,322
Realized gain distributions	1,277	13,974
Net change in unrealized appreciation (depreciation)	56,638	(65,033)

Increase (decrease) in net assets from operations	63,707	(48,733)

Contract owner transactions:
Proceeds from units sold	65,308	15,091
Cost of units redeemed	(45,776)	(27,736)
Account charges	(53)	(67)
Increase (decrease)	19,479	(12,712)
Net increase (decrease)	83,186	(61,445)
Net assets, beginning	261,767	323,212
Net assets, ending	$344,953	$261,767

Units sold	29,345	7,089
Units redeemed	(22,358)	(13,143)
Net increase (decrease)	6,987	(6,054)
Units outstanding, beginning	138,574	144,628
Units outstanding, ending	145,561	138,574

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,931,725
Cost of units redeemed/account charges	(1,729,660)
Net investment income (loss)	(13,306)
Net realized gain (loss)	32,877
Realized gain distributions	84,948
Net change in unrealized appreciation (depreciation)	38,369
Net assets	$344,953

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.32	77	$178	1.25%	25.5%	12/31/2019	$2.42	69	$166	1.00%	25.9%	12/31/2019	$2.52	0	$0	0.75%	26.2%
12/31/2018	1.85	66	123	1.25%	-15.6%	12/31/2018	1.92	72	139	1.00%	-15.4%	12/31/2018	2.00	0	0	0.75%	-15.2%
12/31/2017	2.19	70	153	1.25%	25.9%	12/31/2017	2.27	75	170	1.00%	26.3%	12/31/2017	2.36	0	0	0.75%	26.6%
12/31/2016	1.74	67	117	1.25%	0.5%	12/31/2016	1.80	94	169	1.00%	0.7%	12/31/2016	1.86	0	0	0.75%	1.0%
12/31/2015	1.73	159	276	1.25%	-2.5%	12/31/2015	1.79	107	191	1.00%	-2.3%	12/31/2015	1.84	0	0	0.75%	-2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.63	0	$0	0.50%	26.5%	12/31/2019	$2.73	0	$0	0.25%	26.8%	12/31/2019	$2.85	0	$0	0.00%	27.1%
12/31/2018	2.08	0	0	0.50%	-15.0%	12/31/2018	2.16	0	0	0.25%	-14.7%	12/31/2018	2.24	0	0	0.00%	-14.5%
12/31/2017	2.44	0	0	0.50%	26.9%	12/31/2017	2.53	0	0	0.25%	27.2%	12/31/2017	2.62	0	0	0.00%	27.5%
12/31/2016	1.92	0	0	0.50%	1.2%	12/31/2016	1.99	0	0	0.25%	1.5%	12/31/2016	2.06	0	0	0.00%	1.7%
12/31/2015	1.90	0	0	0.50%	-1.8%	12/31/2015	1.96	0	0	0.25%	-1.5%	12/31/2015	2.02	0	0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.5%
2018	0.8%
2017	1.0%
2016	0.5%
2015	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Mid-Cap Growth Fund R Class - 06-790
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,047,789	$2,690,111	34,367
Receivables: investments sold	3,342
Payables: investments purchased	-
Net assets	$3,051,131

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,804,539	453,006	$6.19
Band 100	-	-	6.45
Band 75	-	-	6.72
Band 50	-	-	6.99
Band 25	-	-	7.28
Band 0	246,592	32,167	7.67
Total	$3,051,131	485,173

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(43,286)
Net investment income (loss)	(43,286)

Gain (loss) on investments:
Net realized gain (loss)	297,079
Realized gain distributions	192,285
Net change in unrealized appreciation (depreciation)	497,131
Net gain (loss)	986,495

Increase (decrease) in net assets from operations	$943,209

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(43,286)	$(64,946)
Net realized gain (loss)	297,079	622,084
Realized gain distributions	192,285	387,225
Net change in unrealized appreciation (depreciation)	497,131	(976,087)

Increase (decrease) in net assets from operations	943,209	(31,724)

Contract owner transactions:
Proceeds from units sold	1,026,959	1,057,950
Cost of units redeemed	(2,460,766)	(3,069,632)
Account charges	(2,024)	(2,128)
Increase (decrease)	(1,435,831)	(2,013,810)
Net increase (decrease)	(492,622)	(2,045,534)
Net assets, beginning	3,543,753	5,589,287
Net assets, ending	$3,051,131	$3,543,753

Units sold	184,038	205,290
Units redeemed	(430,995)	(588,989)
Net increase (decrease)	(246,957)	(383,699)
Units outstanding, beginning	732,130	1,115,829
Units outstanding, ending	485,173	732,130

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$19,452,846
Cost of units redeemed/account charges	(22,749,515)
Net investment income (loss)	(571,830)
Net realized gain (loss)	2,705,093
Realized gain distributions	3,856,859
Net change in unrealized appreciation (depreciation)	357,678
Net assets	$3,051,131

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$6.19	453	$2,805	1.25%	29.2%	12/31/2019	$6.45	0	$0	1.00%	29.5%	12/31/2019	$6.72	0	$0	0.75%	29.8%
12/31/2018	4.79	699	3,349	1.25%	-3.8%	12/31/2018	4.98	0	0	1.00%	-3.5%	12/31/2018	5.17	0	0	0.75%	-3.3%
12/31/2017	4.98	1,084	5,397	1.25%	22.7%	12/31/2017	5.16	0	0	1.00%	23.0%	12/31/2017	5.35	0	0	0.75%	23.3%
12/31/2016	4.06	1,086	4,409	1.25%	4.4%	12/31/2016	4.20	0	0	1.00%	4.7%	12/31/2016	4.34	0	0	0.75%	5.0%
12/31/2015	3.89	1,513	5,879	1.25%	4.7%	12/31/2015	4.01	0	0	1.00%	5.0%	12/31/2015	4.13	0	0	0.75%	5.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$6.99	0	$0	0.50%	30.2%	12/31/2019	$7.28	0	$0	0.25%	30.5%	12/31/2019	$7.67	32	$247	0.00%	30.8%
12/31/2018	5.37	0	0	0.50%	-3.0%	12/31/2018	5.58	0	0	0.25%	-2.8%	12/31/2018	5.86	33	195	0.00%	-2.5%
12/31/2017	5.54	0	0	0.50%	23.6%	12/31/2017	5.74	0	0	0.25%	23.9%	12/31/2017	6.01	32	193	0.00%	24.2%
12/31/2016	4.48	0	0	0.50%	5.2%	12/31/2016	4.63	0	0	0.25%	5.5%	12/31/2016	4.84	107	517	0.00%	5.8%
12/31/2015	4.26	0	0	0.50%	5.5%	12/31/2015	4.39	0	0	0.25%	5.8%	12/31/2015	4.58	404	1,848	0.00%	6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Mid-Cap Value Fund R Class - 06-785
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$556,197	$565,304	20,320
Receivables: investments sold	381
Payables: investments purchased	-
Net assets	$556,578

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$368,941	83,322	$4.43
Band 100	-	-	4.61
Band 75	-	-	4.80
Band 50	-	-	5.00
Band 25	-	-	5.21
Band 0	187,637	34,081	5.51
Total	$556,578	117,403

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$5,060
Mortality & expense charges	(5,145)
Net investment income (loss)	(85)

Gain (loss) on investments:
Net realized gain (loss)	(9,440)
Realized gain distributions	15,182
Net change in unrealized appreciation (depreciation)	91,089
Net gain (loss)	96,831

Increase (decrease) in net assets from operations	$96,746

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(85)	$(3,413)
Net realized gain (loss)	(9,440)	10,195
Realized gain distributions	15,182	56,425
Net change in unrealized appreciation (depreciation)	91,089	(140,162)

Increase (decrease) in net assets from operations	96,746	(76,955)

Contract owner transactions:
Proceeds from units sold	65,187	108,086
Cost of units redeemed	(164,238)	(174,188)
Account charges	(563)	(372)
Increase (decrease)	(99,614)	(66,474)
Net increase (decrease)	(2,868)	(143,429)
Net assets, beginning	559,446	702,875
Net assets, ending	$556,578	$559,446

Units sold	14,995	23,672
Units redeemed	(38,543)	(40,464)
Net increase (decrease)	(23,548)	(16,792)
Units outstanding, beginning	140,951	157,743
Units outstanding, ending	117,403	140,951

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,941,437
Cost of units redeemed/account charges	(8,337,805)
Net investment income (loss)	(125,905)
Net realized gain (loss)	802,083
Realized gain distributions	1,285,875
Net change in unrealized appreciation (depreciation)	(9,107)
Net assets	$556,578

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.43	83	$369	1.25%	17.5%	12/31/2019	$4.61	0	$0	1.00%	17.8%	12/31/2019	$4.80	0	$0	0.75%	18.1%
12/31/2018	3.77	108	407	1.25%	-12.2%	12/31/2018	3.91	0	0	1.00%	-12.0%	12/31/2018	4.07	0	0	0.75%	-11.7%
12/31/2017	4.29	129	554	1.25%	9.7%	12/31/2017	4.45	0	0	1.00%	10.0%	12/31/2017	4.61	0	0	0.75%	10.2%
12/31/2016	3.91	368	1,440	1.25%	22.2%	12/31/2016	4.04	0	0	1.00%	22.5%	12/31/2016	4.18	0	0	0.75%	22.8%
12/31/2015	3.20	350	1,120	1.25%	-5.1%	12/31/2015	3.30	0	0	1.00%	-4.9%	12/31/2015	3.40	0	0	0.75%	-4.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$5.00	0	$0	0.50%	18.4%	12/31/2019	$5.21	0	$0	0.25%	18.7%	12/31/2019	$5.51	34	$188	0.00%	19.0%
12/31/2018	4.22	0	0	0.50%	-11.5%	12/31/2018	4.39	0	0	0.25%	-11.3%	12/31/2018	4.63	33	153	0.00%	-11.1%
12/31/2017	4.77	0	0	0.50%	10.5%	12/31/2017	4.95	0	0	0.25%	10.8%	12/31/2017	5.20	29	148	0.00%	11.1%
12/31/2016	4.32	0	0	0.50%	23.1%	12/31/2016	4.47	0	0	0.25%	23.4%	12/31/2016	4.68	27	128	0.00%	23.7%
12/31/2015	3.51	0	0	0.50%	-4.4%	12/31/2015	3.62	0	0	0.25%	-4.1%	12/31/2015	3.79	26	100	0.00%	-3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	0.4%
2017	0.3%
2016	0.5%
2015	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Mid-Cap Value Fund Advisor Class - 06-311
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$240,587	$234,848	8,642
Receivables: investments sold	355
Payables: investments purchased	-
Net assets	$240,942

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$240,942	119,606	$2.01
Band 100	-	-	2.08
Band 75	-	-	2.15
Band 50	-	-	2.21
Band 25	-	-	2.29
Band 0	-	-	2.36
Total	$240,942	119,606

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,738
Mortality & expense charges	(6,081)
Net investment income (loss)	(1,343)

Gain (loss) on investments:
Net realized gain (loss)	(33,688)
Realized gain distributions	11,199
Net change in unrealized appreciation (depreciation)	103,452
Net gain (loss)	80,963

Increase (decrease) in net assets from operations	$79,620

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,343)	$(6,777)
Net realized gain (loss)	(33,688)	62,851
Realized gain distributions	11,199	50,271
Net change in unrealized appreciation (depreciation)	103,452	(181,710)

Increase (decrease) in net assets from operations	79,620	(75,365)

Contract owner transactions:
Proceeds from units sold	109,724	101,797
Cost of units redeemed	(461,184)	(493,951)
Account charges	(242)	(129)
Increase (decrease)	(351,702)	(392,283)
Net increase (decrease)	(272,082)	(467,648)
Net assets, beginning	513,024	980,672
Net assets, ending	$240,942	$513,024

Units sold	58,636	134,095
Units redeemed	(239,076)	(338,929)
Net increase (decrease)	(180,440)	(204,834)
Units outstanding, beginning	300,046	504,880
Units outstanding, ending	119,606	300,046

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,110,029
Cost of units redeemed/account charges	(6,423,671)
Net investment income (loss)	30,953
Net realized gain (loss)	421,231
Realized gain distributions	1,096,661
Net change in unrealized appreciation (depreciation)	5,739
Net assets	$240,942

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.01	120	$241	1.25%	17.8%	12/31/2019	$2.08	0	$0	1.00%	18.1%	12/31/2019	$2.15	0	$0	0.75%	18.4%
12/31/2018	1.71	300	513	1.25%	-12.0%	12/31/2018	1.76	0	0	1.00%	-11.8%	12/31/2018	1.81	0	0	0.75%	-11.5%
12/31/2017	1.94	505	981	1.25%	10.0%	12/31/2017	1.99	0	0	1.00%	10.2%	12/31/2017	2.05	0	0	0.75%	10.5%
12/31/2016	1.77	685	1,210	1.25%	22.5%	12/31/2016	1.81	0	0	1.00%	22.8%	12/31/2016	1.85	0	0	0.75%	23.1%
12/31/2015	1.44	767	1,106	1.25%	-4.8%	12/31/2015	1.47	0	0	1.00%	-4.6%	12/31/2015	1.51	0	0	0.75%	-4.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.21	0	$0	0.50%	18.7%	12/31/2019	$2.29	0	$0	0.25%	19.0%	12/31/2019	$2.36	0	$0	0.00%	19.3%
12/31/2018	1.87	0	0	0.50%	-11.3%	12/31/2018	1.92	0	0	0.25%	-11.1%	12/31/2018	1.98	0	0	0.00%	-10.9%
12/31/2017	2.10	0	0	0.50%	10.8%	12/31/2017	2.16	0	0	0.25%	11.1%	12/31/2017	2.22	0	0	0.00%	11.3%
12/31/2016	1.90	0	0	0.50%	23.4%	12/31/2016	1.94	0	0	0.25%	23.7%	12/31/2016	1.99	0	0	0.00%	24.0%
12/31/2015	1.54	0	0	0.50%	-4.1%	12/31/2015	1.57	0	0	0.25%	-3.9%	12/31/2015	1.61	1,055	1,694	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	0.5%
2017	0.6%
2016	0.4%
2015	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2005 Fund R Class - 06-576
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$406,467	$389,138	29,596
Receivables: investments sold	1,071
Payables: investments purchased	-
Net assets	$407,538

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$407,538	287,479	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.47
Band 50	-	-	1.50
Band 25	-	-	1.53
Band 0	-	-	1.56
Total	$407,538	287,479

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$6,889
Mortality & expense charges	(5,155)
Net investment income (loss)	1,734

Gain (loss) on investments:
Net realized gain (loss)	(12,681)
Realized gain distributions	5,167
Net change in unrealized appreciation (depreciation)	59,372
Net gain (loss)	51,858

Increase (decrease) in net assets from operations	$53,592

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,734	$(2,926)
Net realized gain (loss)	(12,681)	27,437
Realized gain distributions	5,167	23,448
Net change in unrealized appreciation (depreciation)	59,372	(89,454)

Increase (decrease) in net assets from operations	53,592	(41,495)

Contract owner transactions:
Proceeds from units sold	110,104	113,227
Cost of units redeemed	(317,832)	(1,257,130)
Account charges	(670)	(663)
Increase (decrease)	(208,398)	(1,144,566)
Net increase (decrease)	(154,806)	(1,186,061)
Net assets, beginning	562,344	1,748,405
Net assets, ending	$407,538	$562,344

Units sold	168,859	94,640
Units redeemed	(329,723)	(973,036)
Net increase (decrease)	(160,864)	(878,396)
Units outstanding, beginning	448,343	1,326,739
Units outstanding, ending	287,479	448,343

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,585,507
Cost of units redeemed/account charges	(3,423,806)
Net investment income (loss)	23,019
Net realized gain (loss)	74,509
Realized gain distributions	130,980
Net change in unrealized appreciation (depreciation)	17,329
Net assets	$407,538

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.42	287	$408	1.25%	13.0%	12/31/2019	$1.44	0	$0	1.00%	13.3%	12/31/2019	$1.47	0	$0	0.75%	13.6%
12/31/2018	1.25	448	562	1.25%	-4.8%	12/31/2018	1.28	0	0	1.00%	-4.6%	12/31/2018	1.30	0	0	0.75%	-4.3%
12/31/2017	1.32	1,327	1,748	1.25%	8.6%	12/31/2017	1.34	0	0	1.00%	8.9%	12/31/2017	1.36	0	0	0.75%	9.2%
12/31/2016	1.21	1,087	1,319	1.25%	4.9%	12/31/2016	1.23	0	0	1.00%	5.2%	12/31/2016	1.24	0	0	0.75%	5.5%
12/31/2015	1.16	866	1,001	1.25%	-2.4%	12/31/2015	1.17	0	0	1.00%	-2.2%	12/31/2015	1.18	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.50	0	$0	0.50%	13.9%	12/31/2019	$1.53	0	$0	0.25%	14.2%	12/31/2019	$1.56	0	$0	0.00%	14.4%
12/31/2018	1.32	0	0	0.50%	-4.1%	12/31/2018	1.34	0	0	0.25%	-3.9%	12/31/2018	1.36	0	0	0.00%	-3.6%
12/31/2017	1.37	0	0	0.50%	9.5%	12/31/2017	1.39	0	0	0.25%	9.7%	12/31/2017	1.41	0	0	0.00%	10.0%
12/31/2016	1.26	0	0	0.50%	5.7%	12/31/2016	1.27	0	0	0.25%	6.0%	12/31/2016	1.28	176	226	0.00%	6.2%
12/31/2015	1.19	0	0	0.50%	-1.7%	12/31/2015	1.20	0	0	0.25%	-1.5%	12/31/2015	1.21	196	237	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	0.8%
2017	1.5%
2016	1.1%
2015	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2005 Fund Advisor Class - 06-573
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$469,305	$445,617	34,374
Receivables: investments sold	255
Payables: investments purchased	-
Net assets	$469,560

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$469,560	325,009	$1.44
Band 100	-	-	1.47
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.59
Total	$469,560	325,009

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$9,330
Mortality & expense charges	(12,508)
Net investment income (loss)	(3,178)

Gain (loss) on investments:
Net realized gain (loss)	40,021
Realized gain distributions	5,998
Net change in unrealized appreciation (depreciation)	75,747
Net gain (loss)	121,766

Increase (decrease) in net assets from operations	$118,588

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,178)	$7,213
Net realized gain (loss)	40,021	5,437
Realized gain distributions	5,998	40,520
Net change in unrealized appreciation (depreciation)	75,747	(100,593)

Increase (decrease) in net assets from operations	118,588	(47,423)

Contract owner transactions:
Proceeds from units sold	107,505	95,108
Cost of units redeemed	(723,269)	(131,503)
Account charges	(1,312)	(1,250)
Increase (decrease)	(617,076)	(37,645)
Net increase (decrease)	(498,488)	(85,068)
Net assets, beginning	968,048	1,053,116
Net assets, ending	$469,560	$968,048

Units sold	79,533	71,664
Units redeemed	(513,614)	(100,191)
Net increase (decrease)	(434,081)	(28,527)
Units outstanding, beginning	759,090	787,617
Units outstanding, ending	325,009	759,090

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,099,246
Cost of units redeemed/account charges	(2,866,153)
Net investment income (loss)	26,357
Net realized gain (loss)	73,172
Realized gain distributions	113,250
Net change in unrealized appreciation (depreciation)	23,688
Net assets	$469,560

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.44	325	$470	1.25%	13.3%	12/31/2019	$1.47	0	$0	1.00%	13.6%	12/31/2019	$1.50	0	$0	0.75%	13.9%
12/31/2018	1.28	759	968	1.25%	-4.6%	12/31/2018	1.30	0	0	1.00%	-4.4%	12/31/2018	1.32	0	0	0.75%	-4.1%
12/31/2017	1.34	788	1,053	1.25%	9.0%	12/31/2017	1.36	0	0	1.00%	9.3%	12/31/2017	1.38	0	0	0.75%	9.6%
12/31/2016	1.23	856	1,050	1.25%	5.2%	12/31/2016	1.24	0	0	1.00%	5.4%	12/31/2016	1.25	0	0	0.75%	5.7%
12/31/2015	1.17	731	852	1.25%	-2.3%	12/31/2015	1.18	0	0	1.00%	-2.0%	12/31/2015	1.19	0	0	0.75%	-1.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.53	0	$0	0.50%	14.1%	12/31/2019	$1.56	0	$0	0.25%	14.4%	12/31/2019	$1.59	0	$0	0.00%	14.7%
12/31/2018	1.34	0	0	0.50%	-3.9%	12/31/2018	1.36	0	0	0.25%	-3.7%	12/31/2018	1.39	0	0	0.00%	-3.4%
12/31/2017	1.39	0	0	0.50%	9.8%	12/31/2017	1.41	0	0	0.25%	10.1%	12/31/2017	1.43	0	0	0.00%	10.4%
12/31/2016	1.27	0	0	0.50%	6.0%	12/31/2016	1.28	0	0	0.25%	6.2%	12/31/2016	1.30	0	0	0.00%	6.5%
12/31/2015	1.20	0	0	0.50%	-1.6%	12/31/2015	1.21	0	0	0.25%	-1.3%	12/31/2015	1.22	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	2.0%
2017	1.6%
2016	1.8%
2015	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2010 Fund R Class - 06-579
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,213,380	$1,183,817	67,994
Receivables: investments sold	328
Payables: investments purchased	-
Net assets	$1,213,708

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,213,708	817,366	$1.48
Band 100	-	-	1.51
Band 75	-	-	1.54
Band 50	-	-	1.57
Band 25	-	-	1.60
Band 0	-	-	1.63
Total	$1,213,708	817,366

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$20,904
Mortality & expense charges	(14,526)
Net investment income (loss)	6,378

Gain (loss) on investments:
Net realized gain (loss)	(10,571)
Realized gain distributions	26,130
Net change in unrealized appreciation (depreciation)	148,580
Net gain (loss)	164,139

Increase (decrease) in net assets from operations	$170,517

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,378	$6,260
Net realized gain (loss)	(10,571)	18,516
Realized gain distributions	26,130	75,389
Net change in unrealized appreciation (depreciation)	148,580	(171,937)

Increase (decrease) in net assets from operations	170,517	(71,772)

Contract owner transactions:
Proceeds from units sold	168,126	267,662
Cost of units redeemed	(412,184)	(717,042)
Account charges	(2,754)	(2,644)
Increase (decrease)	(246,812)	(452,024)
Net increase (decrease)	(76,295)	(523,796)
Net assets, beginning	1,290,003	1,813,799
Net assets, ending	$1,213,708	$1,290,003

Units sold	145,941	191,079
Units redeemed	(307,985)	(519,792)
Net increase (decrease)	(162,044)	(328,713)
Units outstanding, beginning	979,410	1,308,123
Units outstanding, ending	817,366	979,410

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$8,518,590
Cost of units redeemed/account charges	(7,886,529)
Net investment income (loss)	57,579
Net realized gain (loss)	94,519
Realized gain distributions	399,986
Net change in unrealized appreciation (depreciation)	29,563
Net assets	$1,213,708

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.48	817	$1,214	1.25%	14.1%	12/31/2019	$1.51	0	$0	1.00%	14.4%	12/31/2019	$1.54	0	$0	0.75%	14.7%
12/31/2018	1.30	839	1,091	1.25%	-5.3%	12/31/2018	1.32	0	0	1.00%	-5.1%	12/31/2018	1.34	0	0	0.75%	-4.8%
12/31/2017	1.37	1,140	1,566	1.25%	9.7%	12/31/2017	1.39	0	0	1.00%	10.0%	12/31/2017	1.41	0	0	0.75%	10.2%
12/31/2016	1.25	1,003	1,256	1.25%	5.3%	12/31/2016	1.27	0	0	1.00%	5.5%	12/31/2016	1.28	0	0	0.75%	5.8%
12/31/2015	1.19	1,397	1,663	1.25%	-2.5%	12/31/2015	1.20	0	0	1.00%	-2.2%	12/31/2015	1.21	0	0	0.75%	-2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.57	0	$0	0.50%	15.0%	12/31/2019	$1.60	0	$0	0.25%	15.3%	12/31/2019	$1.63	0	$0	0.00%	15.6%
12/31/2018	1.37	0	0	0.50%	-4.6%	12/31/2018	1.39	0	0	0.25%	-4.3%	12/31/2018	1.41	141	199	0.00%	-4.1%
12/31/2017	1.43	0	0	0.50%	10.5%	12/31/2017	1.45	0	0	0.25%	10.8%	12/31/2017	1.47	168	248	0.00%	11.1%
12/31/2016	1.30	0	0	0.50%	6.0%	12/31/2016	1.31	0	0	0.25%	6.3%	12/31/2016	1.33	280	372	0.00%	6.6%
12/31/2015	1.22	0	0	0.50%	-1.7%	12/31/2015	1.23	0	0	0.25%	-1.5%	12/31/2015	1.24	172	215	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
2018	1.5%
2017	1.5%
2016	1.3%
2015	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2010 Fund Advisor Class - 06-574
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,107,567	$2,071,888	117,462
Receivables: investments sold	889
Payables: investments purchased	-
Net assets	$2,108,456

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,108,456	1,393,076	$1.51
Band 100	-	-	1.54
Band 75	-	-	1.57
Band 50	-	-	1.60
Band 25	-	-	1.63
Band 0	-	-	1.66
Total	$2,108,456	1,393,076

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$40,637
Mortality & expense charges	(25,640)
Net investment income (loss)	14,997

Gain (loss) on investments:
Net realized gain (loss)	(16,559)
Realized gain distributions	43,932
Net change in unrealized appreciation (depreciation)	242,797
Net gain (loss)	270,170

Increase (decrease) in net assets from operations	$285,167

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14,997	$15,027
Net realized gain (loss)	(16,559)	(18,846)
Realized gain distributions	43,932	136,486
Net change in unrealized appreciation (depreciation)	242,797	(270,595)

Increase (decrease) in net assets from operations	285,167	(137,928)

Contract owner transactions:
Proceeds from units sold	295,217	259,678
Cost of units redeemed	(631,575)	(870,413)
Account charges	(1,053)	(913)
Increase (decrease)	(337,411)	(611,648)
Net increase (decrease)	(52,244)	(749,576)
Net assets, beginning	2,160,700	2,910,276
Net assets, ending	$2,108,456	$2,160,700

Units sold	212,839	187,426
Units redeemed	(453,124)	(642,918)
Net increase (decrease)	(240,285)	(455,492)
Units outstanding, beginning	1,633,361	2,088,853
Units outstanding, ending	1,393,076	1,633,361

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$9,461,088
Cost of units redeemed/account charges	(8,142,207)
Net investment income (loss)	103,564
Net realized gain (loss)	98,118
Realized gain distributions	552,214
Net change in unrealized appreciation (depreciation)	35,679
Net assets	$2,108,456

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.51	1,393	$2,108	1.25%	14.4%	12/31/2019	$1.54	0	$0	1.00%	14.7%	12/31/2019	$1.57	0	$0	0.75%	15.0%
12/31/2018	1.32	1,633	2,161	1.25%	-5.1%	12/31/2018	1.34	0	0	1.00%	-4.8%	12/31/2018	1.37	0	0	0.75%	-4.6%
12/31/2017	1.39	2,089	2,910	1.25%	10.0%	12/31/2017	1.41	0	0	1.00%	10.3%	12/31/2017	1.43	0	0	0.75%	10.5%
12/31/2016	1.27	2,751	3,485	1.25%	5.5%	12/31/2016	1.28	0	0	1.00%	5.8%	12/31/2016	1.30	0	0	0.75%	6.0%
12/31/2015	1.20	2,513	3,018	1.25%	-2.2%	12/31/2015	1.21	0	0	1.00%	-2.0%	12/31/2015	1.22	0	0	0.75%	-1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.60	0	$0	0.50%	15.3%	12/31/2019	$1.63	0	$0	0.25%	15.6%	12/31/2019	$1.66	0	$0	0.00%	15.9%
12/31/2018	1.39	0	0	0.50%	-4.3%	12/31/2018	1.41	0	0	0.25%	-4.1%	12/31/2018	1.44	0	0	0.00%	-3.9%
12/31/2017	1.45	0	0	0.50%	10.8%	12/31/2017	1.47	0	0	0.25%	11.1%	12/31/2017	1.49	0	0	0.00%	11.4%
12/31/2016	1.31	0	0	0.50%	6.3%	12/31/2016	1.33	0	0	0.25%	6.6%	12/31/2016	1.34	0	0	0.00%	6.8%
12/31/2015	1.23	0	0	0.50%	-1.5%	12/31/2015	1.24	0	0	0.25%	-1.2%	12/31/2015	1.26	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
2018	1.9%
2017	1.5%
2016	1.8%
2015	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2015 Fund R Class - 06-776
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,570,028	$2,517,807	179,668
Receivables: investments sold	2,828
Payables: investments purchased	-
Net assets	$2,572,856

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,401,959	1,446,279	$1.66
Band 100	-	-	1.70
Band 75	-	-	1.74
Band 50	-	-	1.78
Band 25	-	-	1.82
Band 0	170,897	91,748	1.86
Total	$2,572,856	1,538,027

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$44,038
Mortality & expense charges	(32,686)
Net investment income (loss)	11,352

Gain (loss) on investments:
Net realized gain (loss)	(15,966)
Realized gain distributions	77,508
Net change in unrealized appreciation (depreciation)	349,410
Net gain (loss)	410,952

Increase (decrease) in net assets from operations	$422,304

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,352	$(8,646)
Net realized gain (loss)	(15,966)	203,752
Realized gain distributions	77,508	235,693
Net change in unrealized appreciation (depreciation)	349,410	(653,962)

Increase (decrease) in net assets from operations	422,304	(223,163)

Contract owner transactions:
Proceeds from units sold	231,765	559,272
Cost of units redeemed	(1,131,389)	(4,658,385)
Account charges	(3,092)	(4,086)
Increase (decrease)	(902,716)	(4,103,199)
Net increase (decrease)	(480,412)	(4,326,362)
Net assets, beginning	3,053,268	7,379,630
Net assets, ending	$2,572,856	$3,053,268

Units sold	190,563	365,971
Units redeemed	(757,346)	(3,067,174)
Net increase (decrease)	(566,783)	(2,701,203)
Units outstanding, beginning	2,104,810	4,806,013
Units outstanding, ending	1,538,027	2,104,810

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$26,504,438
Cost of units redeemed/account charges	(27,107,619)
Net investment income (loss)	161,395
Net realized gain (loss)	1,314,700
Realized gain distributions	1,647,721
Net change in unrealized appreciation (depreciation)	52,221
Net assets	$2,572,856

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.66	1,446	$2,402	1.25%	15.4%	12/31/2019	$1.70	0	$0	1.00%	15.7%	12/31/2019	$1.74	0	$0	0.75%	16.0%
12/31/2018	1.44	1,954	2,812	1.25%	-5.9%	12/31/2018	1.47	0	0	1.00%	-5.7%	12/31/2018	1.50	0	0	0.75%	-5.4%
12/31/2017	1.53	4,609	7,050	1.25%	11.5%	12/31/2017	1.56	0	0	1.00%	11.7%	12/31/2017	1.59	0	0	0.75%	12.0%
12/31/2016	1.37	7,077	9,712	1.25%	5.5%	12/31/2016	1.39	0	0	1.00%	5.7%	12/31/2016	1.42	0	0	0.75%	6.0%
12/31/2015	1.30	7,628	9,925	1.25%	-2.3%	12/31/2015	1.32	0	0	1.00%	-2.1%	12/31/2015	1.34	0	0	0.75%	-1.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.78	0	$0	0.50%	16.2%	12/31/2019	$1.82	0	$0	0.25%	16.5%	12/31/2019	$1.86	92	$171	0.00%	16.8%
12/31/2018	1.53	0	0	0.50%	-5.2%	12/31/2018	1.56	0	0	0.25%	-4.9%	12/31/2018	1.59	151	241	0.00%	-4.7%
12/31/2017	1.61	0	0	0.50%	12.3%	12/31/2017	1.64	0	0	0.25%	12.6%	12/31/2017	1.67	197	330	0.00%	12.9%
12/31/2016	1.44	0	0	0.50%	6.3%	12/31/2016	1.46	0	0	0.25%	6.5%	12/31/2016	1.48	740	1,098	0.00%	6.8%
12/31/2015	1.35	0	0	0.50%	-1.6%	12/31/2015	1.37	0	0	0.25%	-1.3%	12/31/2015	1.39	935	1,298	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	1.0%
2017	1.1%
2016	1.4%
2015	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2015 Fund Advisor Class - 06-774
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,567,749	$9,473,075	662,068
Receivables: investments sold	5,764
Payables: investments purchased	-
Net assets	$9,573,513

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,573,513	5,636,584	$1.70
Band 100	-	-	1.74
Band 75	-	-	1.78
Band 50	-	-	1.82
Band 25	-	-	1.86
Band 0	-	-	1.90
Total	$9,573,513	5,636,584

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$168,537
Mortality & expense charges	(136,203)
Net investment income (loss)	32,334

Gain (loss) on investments:
Net realized gain (loss)	(86,575)
Realized gain distributions	264,845
Net change in unrealized appreciation (depreciation)	1,392,430
Net gain (loss)	1,570,700

Increase (decrease) in net assets from operations	$1,603,034

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$32,334	$59,850
Net realized gain (loss)	(86,575)	59,355
Realized gain distributions	264,845	841,057
Net change in unrealized appreciation (depreciation)	1,392,430	(1,714,730)

Increase (decrease) in net assets from operations	1,603,034	(754,468)

Contract owner transactions:
Proceeds from units sold	1,431,391	1,364,941
Cost of units redeemed	(5,198,071)	(2,849,831)
Account charges	(7,069)	(9,678)
Increase (decrease)	(3,773,749)	(1,494,568)
Net increase (decrease)	(2,170,715)	(2,249,036)
Net assets, beginning	11,744,228	13,993,264
Net assets, ending	$9,573,513	$11,744,228

Units sold	1,010,833	884,435
Units redeemed	(3,367,598)	(1,883,967)
Net increase (decrease)	(2,356,765)	(999,532)
Units outstanding, beginning	7,993,349	8,992,881
Units outstanding, ending	5,636,584	7,993,349

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$32,531,687
Cost of units redeemed/account charges	(27,651,938)
Net investment income (loss)	403,010
Net realized gain (loss)	1,350,549
Realized gain distributions	2,845,531
Net change in unrealized appreciation (depreciation)	94,674
Net assets	$9,573,513

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.70	5,637	$9,574	1.25%	15.6%	12/31/2019	$1.74	0	$0	1.00%	15.9%	12/31/2019	$1.78	0	$0	0.75%	16.2%
12/31/2018	1.47	7,993	11,744	1.25%	-5.6%	12/31/2018	1.50	0	0	1.00%	-5.3%	12/31/2018	1.53	0	0	0.75%	-5.1%
12/31/2017	1.56	8,993	13,993	1.25%	11.7%	12/31/2017	1.58	0	0	1.00%	12.0%	12/31/2017	1.61	0	0	0.75%	12.3%
12/31/2016	1.39	9,561	13,318	1.25%	5.7%	12/31/2016	1.41	0	0	1.00%	6.0%	12/31/2016	1.44	0	0	0.75%	6.2%
12/31/2015	1.32	9,378	12,358	1.25%	-2.0%	12/31/2015	1.33	0	0	1.00%	-1.8%	12/31/2015	1.35	0	0	0.75%	-1.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.82	0	$0	0.50%	16.5%	12/31/2019	$1.86	0	$0	0.25%	16.8%	12/31/2019	$1.90	0	$0	0.00%	17.1%
12/31/2018	1.56	0	0	0.50%	-4.9%	12/31/2018	1.59	0	0	0.25%	-4.6%	12/31/2018	1.63	0	0	0.00%	-4.4%
12/31/2017	1.64	0	0	0.50%	12.5%	12/31/2017	1.67	0	0	0.25%	12.8%	12/31/2017	1.70	0	0	0.00%	13.1%
12/31/2016	1.46	0	0	0.50%	6.5%	12/31/2016	1.48	0	0	0.25%	6.8%	12/31/2016	1.50	0	0	0.00%	7.0%
12/31/2015	1.37	0	0	0.50%	-1.3%	12/31/2015	1.39	0	0	0.25%	-1.0%	12/31/2015	1.41	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	1.8%
2017	1.5%
2016	1.7%
2015	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2020 Fund R Class - 06-778
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,055,362	$12,299,201	601,563
Receivables: investments sold	10,595
Payables: investments purchased	-
Net assets	$13,065,957

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,630,284	7,104,981	$1.78
Band 100	31,706	17,431	1.82
Band 75	-	-	1.86
Band 50	-	-	1.90
Band 25	-	-	1.95
Band 0	403,967	202,621	1.99
Total	$13,065,957	7,325,033

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$205,584
Mortality & expense charges	(176,108)
Net investment income (loss)	29,476

Gain (loss) on investments:
Net realized gain (loss)	248,687
Realized gain distributions	422,590
Net change in unrealized appreciation (depreciation)	1,652,838
Net gain (loss)	2,324,115

Increase (decrease) in net assets from operations	$2,353,591

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$29,476	$1,437
Net realized gain (loss)	248,687	803,313
Realized gain distributions	422,590	1,030,094
Net change in unrealized appreciation (depreciation)	1,652,838	(2,875,380)

Increase (decrease) in net assets from operations	2,353,591	(1,040,536)

Contract owner transactions:
Proceeds from units sold	2,061,964	2,993,285
Cost of units redeemed	(6,301,485)	(9,357,290)
Account charges	(22,876)	(23,763)
Increase (decrease)	(4,262,397)	(6,387,768)
Net increase (decrease)	(1,908,806)	(7,428,304)
Net assets, beginning	14,974,763	22,403,067
Net assets, ending	$13,065,957	$14,974,763

Units sold	1,233,924	1,816,588
Units redeemed	(3,739,642)	(5,720,348)
Net increase (decrease)	(2,505,718)	(3,903,760)
Units outstanding, beginning	9,830,751	13,734,511
Units outstanding, ending	7,325,033	9,830,751

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$57,082,758
Cost of units redeemed/account charges	(52,470,414)
Net investment income (loss)	312,986
Net realized gain (loss)	3,324,782
Realized gain distributions	4,059,684
Net change in unrealized appreciation (depreciation)	756,161
Net assets	$13,065,957

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.78	7,105	$12,630	1.25%	17.3%	12/31/2019	$1.82	17	$32	1.00%	17.6%	12/31/2019	$1.86	0	$0	0.75%	17.9%
12/31/2018	1.52	9,373	14,208	1.25%	-6.6%	12/31/2018	1.55	17	26	1.00%	-6.4%	12/31/2018	1.58	0	0	0.75%	-6.1%
12/31/2017	1.62	13,018	21,131	1.25%	13.7%	12/31/2017	1.65	4	7	1.00%	14.0%	12/31/2017	1.68	0	0	0.75%	14.3%
12/31/2016	1.43	15,602	22,264	1.25%	5.6%	12/31/2016	1.45	3	5	1.00%	5.8%	12/31/2016	1.47	0	0	0.75%	6.1%
12/31/2015	1.35	14,426	19,499	1.25%	-2.1%	12/31/2015	1.37	0	0	1.00%	-1.8%	12/31/2015	1.39	0	0	0.75%	-1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.90	0	$0	0.50%	18.2%	12/31/2019	$1.95	0	$0	0.25%	18.4%	12/31/2019	$1.99	203	$404	0.00%	18.7%
12/31/2018	1.61	0	0	0.50%	-5.9%	12/31/2018	1.65	0	0	0.25%	-5.7%	12/31/2018	1.68	441	740	0.00%	-5.4%
12/31/2017	1.71	0	0	0.50%	14.6%	12/31/2017	1.74	0	0	0.25%	14.9%	12/31/2017	1.78	713	1,265	0.00%	15.2%
12/31/2016	1.49	0	0	0.50%	6.4%	12/31/2016	1.52	0	0	0.25%	6.6%	12/31/2016	1.54	1,550	2,389	0.00%	6.9%
12/31/2015	1.41	2	2	0.50%	-1.4%	12/31/2015	1.42	0	0	0.25%	-1.1%	12/31/2015	1.44	2,663	3,840	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	1.2%
2017	1.2%
2016	1.3%
2015	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2020 Fund Advisor Class - 06-777
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,256,262	$16,701,041	787,875
Receivables: investments sold	13,960
Payables: investments purchased	-
Net assets	$17,270,222

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,270,222	9,493,452	$1.82
Band 100	-	-	1.86
Band 75	-	-	1.90
Band 50	-	-	1.95
Band 25	-	-	1.99
Band 0	-	-	2.04
Total	$17,270,222	9,493,452

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$292,630
Mortality & expense charges	(339,797)
Net investment income (loss)	(47,167)

Gain (loss) on investments:
Net realized gain (loss)	423,808
Realized gain distributions	515,587
Net change in unrealized appreciation (depreciation)	3,522,766
Net gain (loss)	4,462,161

Increase (decrease) in net assets from operations	$4,414,994

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(47,167)	$169,037
Net realized gain (loss)	423,808	524,591
Realized gain distributions	515,587	1,936,149
Net change in unrealized appreciation (depreciation)	3,522,766	(4,678,876)

Increase (decrease) in net assets from operations	4,414,994	(2,049,099)

Contract owner transactions:
Proceeds from units sold	4,925,696	13,383,845
Cost of units redeemed	(20,895,229)	(8,140,264)
Account charges	(20,256)	(21,794)
Increase (decrease)	(15,989,789)	5,221,787
Net increase (decrease)	(11,574,795)	3,172,688
Net assets, beginning	28,845,017	25,672,329
Net assets, ending	$17,270,222	$28,845,017

Units sold	2,852,040	8,093,126
Units redeemed	(12,000,352)	(4,982,948)
Net increase (decrease)	(9,148,312)	3,110,178
Units outstanding, beginning	18,641,764	15,531,586
Units outstanding, ending	9,493,452	18,641,764

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$67,518,444
Cost of units redeemed/account charges	(58,982,894)
Net investment income (loss)	477,077
Net realized gain (loss)	2,863,802
Realized gain distributions	4,838,572
Net change in unrealized appreciation (depreciation)	555,221
Net assets	$17,270,222

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.82	9,493	$17,270	1.25%	17.6%	12/31/2019	$1.86	0	$0	1.00%	17.9%	12/31/2019	$1.90	0	$0	0.75%	18.2%
12/31/2018	1.55	18,642	28,845	1.25%	-6.4%	12/31/2018	1.58	0	0	1.00%	-6.2%	12/31/2018	1.61	0	0	0.75%	-5.9%
12/31/2017	1.65	15,532	25,672	1.25%	14.1%	12/31/2017	1.68	0	0	1.00%	14.3%	12/31/2017	1.71	0	0	0.75%	14.6%
12/31/2016	1.45	17,417	25,239	1.25%	5.8%	12/31/2016	1.47	0	0	1.00%	6.1%	12/31/2016	1.49	0	0	0.75%	6.4%
12/31/2015	1.37	15,332	20,995	1.25%	-1.8%	12/31/2015	1.39	0	0	1.00%	-1.6%	12/31/2015	1.41	0	0	0.75%	-1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.95	0	$0	0.50%	18.5%	12/31/2019	$1.99	0	$0	0.25%	18.7%	12/31/2019	$2.04	0	$0	0.00%	19.0%
12/31/2018	1.65	0	0	0.50%	-5.7%	12/31/2018	1.68	0	0	0.25%	-5.4%	12/31/2018	1.71	0	0	0.00%	-5.2%
12/31/2017	1.74	0	0	0.50%	14.9%	12/31/2017	1.78	0	0	0.25%	15.2%	12/31/2017	1.81	0	0	0.00%	15.5%
12/31/2016	1.52	0	0	0.50%	6.6%	12/31/2016	1.54	0	0	0.25%	6.9%	12/31/2016	1.57	0	0	0.00%	7.1%
12/31/2015	1.42	0	0	0.50%	-1.1%	12/31/2015	1.44	0	0	0.25%	-0.9%	12/31/2015	1.46	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	1.9%
2017	1.5%
2016	1.7%
2015	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2025 Fund R Class - 06-781
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,923,069	$11,767,026	739,285
Receivables: investments sold	14,422
Payables: investments purchased	-
Net assets	$12,937,491

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,153,487	6,470,696	$1.88
Band 100	-	-	1.92
Band 75	-	-	1.97
Band 50	-	-	2.01
Band 25	-	-	2.06
Band 0	784,004	372,187	2.11
Total	$12,937,491	6,842,883

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$190,475
Mortality & expense charges	(150,950)
Net investment income (loss)	39,525

Gain (loss) on investments:
Net realized gain (loss)	319,604
Realized gain distributions	366,842
Net change in unrealized appreciation (depreciation)	1,659,313
Net gain (loss)	2,345,759

Increase (decrease) in net assets from operations	$2,385,284

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$39,525	$5,625
Net realized gain (loss)	319,604	808,024
Realized gain distributions	366,842	726,783
Net change in unrealized appreciation (depreciation)	1,659,313	(2,600,310)

Increase (decrease) in net assets from operations	2,385,284	(1,059,878)

Contract owner transactions:
Proceeds from units sold	2,040,898	3,113,666
Cost of units redeemed	(5,409,517)	(7,937,275)
Account charges	(12,206)	(15,621)
Increase (decrease)	(3,380,825)	(4,839,230)
Net increase (decrease)	(995,541)	(5,899,108)
Net assets, beginning	13,933,032	19,832,140
Net assets, ending	$12,937,491	$13,933,032

Units sold	1,170,463	1,782,584
Units redeemed	(3,052,269)	(4,600,813)
Net increase (decrease)	(1,881,806)	(2,818,229)
Units outstanding, beginning	8,724,689	11,542,918
Units outstanding, ending	6,842,883	8,724,689

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$46,208,976
Cost of units redeemed/account charges	(40,360,491)
Net investment income (loss)	190,824
Net realized gain (loss)	2,815,923
Realized gain distributions	2,926,216
Net change in unrealized appreciation (depreciation)	1,156,043
Net assets	$12,937,491

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.88	6,471	$12,153	1.25%	18.9%	12/31/2019	$1.92	0	$0	1.00%	19.2%	12/31/2019	$1.97	0	$0	0.75%	19.5%
12/31/2018	1.58	7,818	12,347	1.25%	-7.3%	12/31/2018	1.61	0	0	1.00%	-7.1%	12/31/2018	1.65	0	0	0.75%	-6.9%
12/31/2017	1.70	10,557	17,995	1.25%	15.6%	12/31/2017	1.74	0	0	1.00%	15.9%	12/31/2017	1.77	0	0	0.75%	16.2%
12/31/2016	1.47	10,676	15,739	1.25%	5.7%	12/31/2016	1.50	0	0	1.00%	6.0%	12/31/2016	1.52	0	0	0.75%	6.2%
12/31/2015	1.39	11,246	15,684	1.25%	-1.9%	12/31/2015	1.41	0	0	1.00%	-1.6%	12/31/2015	1.43	0	0	0.75%	-1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.01	0	$0	0.50%	19.8%	12/31/2019	$2.06	0	$0	0.25%	20.1%	12/31/2019	$2.11	372	$784	0.00%	20.4%
12/31/2018	1.68	0	0	0.50%	-6.6%	12/31/2018	1.71	0	0	0.25%	-6.4%	12/31/2018	1.75	907	1,586	0.00%	-6.2%
12/31/2017	1.80	0	0	0.50%	16.5%	12/31/2017	1.83	0	0	0.25%	16.8%	12/31/2017	1.86	985	1,837	0.00%	17.1%
12/31/2016	1.54	0	0	0.50%	6.5%	12/31/2016	1.57	0	0	0.25%	6.8%	12/31/2016	1.59	2,227	3,547	0.00%	7.0%
12/31/2015	1.45	0	0	0.50%	-1.1%	12/31/2015	1.47	0	0	0.25%	-0.9%	12/31/2015	1.49	1,000	1,488	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	1.2%
2017	1.2%
2016	1.3%
2015	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2025 Fund Advisor Class - 06-779
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,917,101	$27,184,128	1,626,381
Receivables: investments sold	-
Payables: investments purchased	(146,418)
Net assets	$28,770,683

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,770,683	14,964,840	$1.92
Band 100	-	-	1.97
Band 75	-	-	2.01
Band 50	-	-	2.06
Band 25	-	-	2.11
Band 0	-	-	2.16
Total	$28,770,683	14,964,840

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$450,022
Mortality & expense charges	(383,750)
Net investment income (loss)	66,272

Gain (loss) on investments:
Net realized gain (loss)	809,177
Realized gain distributions	754,875
Net change in unrealized appreciation (depreciation)	3,671,869
Net gain (loss)	5,235,921

Increase (decrease) in net assets from operations	$5,302,193

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$66,272	$114,840
Net realized gain (loss)	809,177	488,018
Realized gain distributions	754,875	1,502,192
Net change in unrealized appreciation (depreciation)	3,671,869	(4,441,944)

Increase (decrease) in net assets from operations	5,302,193	(2,336,894)

Contract owner transactions:
Proceeds from units sold	8,583,460	9,031,587
Cost of units redeemed	(14,472,269)	(6,662,850)
Account charges	(28,322)	(28,680)
Increase (decrease)	(5,917,131)	2,340,057
Net increase (decrease)	(614,938)	3,163
Net assets, beginning	29,385,621	29,382,458
Net assets, ending	$28,770,683	$29,385,621

Units sold	4,708,628	5,363,129
Units redeemed	(7,958,189)	(4,086,449)
Net increase (decrease)	(3,249,561)	1,276,680
Units outstanding, beginning	18,214,401	16,937,721
Units outstanding, ending	14,964,840	18,214,401

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$61,277,427
Cost of units redeemed/account charges	(41,779,302)
Net investment income (loss)	436,207
Net realized gain (loss)	2,901,195
Realized gain distributions	4,202,183
Net change in unrealized appreciation (depreciation)	1,732,973
Net assets	$28,770,683

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.92	14,965	$28,771	1.25%	19.2%	12/31/2019	$1.97	0	$0	1.00%	19.5%	12/31/2019	$2.01	0	$0	0.75%	19.8%
12/31/2018	1.61	18,214	29,386	1.25%	-7.0%	12/31/2018	1.65	0	0	1.00%	-6.8%	12/31/2018	1.68	0	0	0.75%	-6.5%
12/31/2017	1.73	16,938	29,382	1.25%	15.9%	12/31/2017	1.77	0	0	1.00%	16.2%	12/31/2017	1.80	0	0	0.75%	16.5%
12/31/2016	1.50	16,459	24,630	1.25%	5.9%	12/31/2016	1.52	0	0	1.00%	6.2%	12/31/2016	1.54	0	0	0.75%	6.4%
12/31/2015	1.41	12,483	17,637	1.25%	-1.7%	12/31/2015	1.43	0	0	1.00%	-1.4%	12/31/2015	1.45	0	0	0.75%	-1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.06	0	$0	0.50%	20.1%	12/31/2019	$2.11	0	$0	0.25%	20.4%	12/31/2019	$2.16	0	$0	0.00%	20.7%
12/31/2018	1.72	0	0	0.50%	-6.3%	12/31/2018	1.75	0	0	0.25%	-6.1%	12/31/2018	1.79	0	0	0.00%	-5.8%
12/31/2017	1.83	0	0	0.50%	16.8%	12/31/2017	1.86	0	0	0.25%	17.1%	12/31/2017	1.90	0	0	0.00%	17.4%
12/31/2016	1.57	0	0	0.50%	6.7%	12/31/2016	1.59	0	0	0.25%	7.0%	12/31/2016	1.62	0	0	0.00%	7.2%
12/31/2015	1.47	0	0	0.50%	-0.9%	12/31/2015	1.49	0	0	0.25%	-0.7%	12/31/2015	1.51	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	1.7%
2017	1.5%
2016	1.6%
2015	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2030 Fund R Class - 06-783
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,882,270	$12,603,528	545,890
Receivables: investments sold	16,090
Payables: investments purchased	-
Net assets	$13,898,360

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,393,525	6,787,161	$1.97
Band 100	-	-	2.02
Band 75	-	-	2.07
Band 50	-	-	2.11
Band 25	-	-	2.16
Band 0	504,835	228,106	2.21
Total	$13,898,360	7,015,267

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$186,814
Mortality & expense charges	(163,363)
Net investment income (loss)	23,451

Gain (loss) on investments:
Net realized gain (loss)	314,456
Realized gain distributions	477,414
Net change in unrealized appreciation (depreciation)	1,776,931
Net gain (loss)	2,568,801

Increase (decrease) in net assets from operations	$2,592,252

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$23,451	$(27,075)
Net realized gain (loss)	314,456	762,852
Realized gain distributions	477,414	918,893
Net change in unrealized appreciation (depreciation)	1,776,931	(2,821,251)

Increase (decrease) in net assets from operations	2,592,252	(1,166,581)

Contract owner transactions:
Proceeds from units sold	2,730,357	2,688,530
Cost of units redeemed	(5,087,095)	(6,914,309)
Account charges	(16,399)	(16,840)
Increase (decrease)	(2,373,137)	(4,242,619)
Net increase (decrease)	219,115	(5,409,200)
Net assets, beginning	13,679,245	19,088,445
Net assets, ending	$13,898,360	$13,679,245

Units sold	1,497,646	1,492,901
Units redeemed	(2,786,949)	(3,873,379)
Net increase (decrease)	(1,289,303)	(2,380,478)
Units outstanding, beginning	8,304,570	10,685,048
Units outstanding, ending	7,015,267	8,304,570

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$47,068,285
Cost of units redeemed/account charges	(41,067,530)
Net investment income (loss)	(9,011)
Net realized gain (loss)	2,899,154
Realized gain distributions	3,728,720
Net change in unrealized appreciation (depreciation)	1,278,742
Net assets	$13,898,360

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.97	6,787	$13,394	1.25%	20.4%	12/31/2019	$2.02	0	$0	1.00%	20.7%	12/31/2019	$2.07	0	$0	0.75%	21.0%
12/31/2018	1.64	7,931	13,002	1.25%	-7.9%	12/31/2018	1.67	0	0	1.00%	-7.7%	12/31/2018	1.71	0	0	0.75%	-7.4%
12/31/2017	1.78	10,276	18,292	1.25%	17.4%	12/31/2017	1.81	0	0	1.00%	17.7%	12/31/2017	1.85	0	0	0.75%	18.0%
12/31/2016	1.52	11,559	17,530	1.25%	5.8%	12/31/2016	1.54	0	0	1.00%	6.1%	12/31/2016	1.56	0	0	0.75%	6.3%
12/31/2015	1.43	13,028	18,673	1.25%	-1.7%	12/31/2015	1.45	0	0	1.00%	-1.5%	12/31/2015	1.47	0	0	0.75%	-1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.11	0	$0	0.50%	21.3%	12/31/2019	$2.16	0	$0	0.25%	21.6%	12/31/2019	$2.21	228	$505	0.00%	21.9%
12/31/2018	1.74	0	0	0.50%	-7.2%	12/31/2018	1.78	0	0	0.25%	-7.0%	12/31/2018	1.82	373	678	0.00%	-6.7%
12/31/2017	1.88	0	0	0.50%	18.3%	12/31/2017	1.91	0	0	0.25%	18.5%	12/31/2017	1.95	409	797	0.00%	18.8%
12/31/2016	1.59	0	0	0.50%	6.6%	12/31/2016	1.61	0	0	0.25%	6.9%	12/31/2016	1.64	1,334	2,186	0.00%	7.1%
12/31/2015	1.49	0	0	0.50%	-1.0%	12/31/2015	1.51	0	0	0.25%	-0.8%	12/31/2015	1.53	1,108	1,694	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	1.1%
2017	1.0%
2016	1.1%
2015	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2030 Fund Advisor Class - 06-782
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,167,997	$22,774,025	942,085
Receivables: investments sold	24,754
Payables: investments purchased	-
Net assets	$24,192,751

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,192,751	11,978,335	$2.02
Band 100	-	-	2.07
Band 75	-	-	2.11
Band 50	-	-	2.16
Band 25	-	-	2.21
Band 0	-	-	2.27
Total	$24,192,751	11,978,335

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$354,600
Mortality & expense charges	(382,331)
Net investment income (loss)	(27,731)

Gain (loss) on investments:
Net realized gain (loss)	996,329
Realized gain distributions	776,743
Net change in unrealized appreciation (depreciation)	3,762,625
Net gain (loss)	5,535,697

Increase (decrease) in net assets from operations	$5,507,966

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(27,731)	$68,027
Net realized gain (loss)	996,329	566,910
Realized gain distributions	776,743	1,743,907
Net change in unrealized appreciation (depreciation)	3,762,625	(4,823,818)

Increase (decrease) in net assets from operations	5,507,966	(2,444,974)

Contract owner transactions:
Proceeds from units sold	7,456,052	10,666,978
Cost of units redeemed	(16,048,247)	(7,147,907)
Account charges	(25,360)	(23,701)
Increase (decrease)	(8,617,555)	3,495,370
Net increase (decrease)	(3,109,589)	1,050,396
Net assets, beginning	27,302,340	26,251,944
Net assets, ending	$24,192,751	$27,302,340

Units sold	3,962,579	5,851,663
Units redeemed	(8,301,206)	(4,015,448)
Net increase (decrease)	(4,338,627)	1,836,215
Units outstanding, beginning	16,316,962	14,480,747
Units outstanding, ending	11,978,335	16,316,962

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$61,474,243
Cost of units redeemed/account charges	(47,619,511)
Net investment income (loss)	150,983
Net realized gain (loss)	3,864,053
Realized gain distributions	4,929,011
Net change in unrealized appreciation (depreciation)	1,393,972
Net assets	$24,192,751

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.02	11,978	$24,193	1.25%	20.7%	12/31/2019	$2.07	0	$0	1.00%	21.0%	12/31/2019	$2.11	0	$0	0.75%	21.3%
12/31/2018	1.67	16,317	27,302	1.25%	-7.7%	12/31/2018	1.71	0	0	1.00%	-7.5%	12/31/2018	1.74	0	0	0.75%	-7.2%
12/31/2017	1.81	14,481	26,252	1.25%	17.7%	12/31/2017	1.85	0	0	1.00%	18.0%	12/31/2017	1.88	0	0	0.75%	18.3%
12/31/2016	1.54	14,381	22,155	1.25%	6.1%	12/31/2016	1.56	0	0	1.00%	6.4%	12/31/2016	1.59	0	0	0.75%	6.6%
12/31/2015	1.45	11,283	16,384	1.25%	-1.5%	12/31/2015	1.47	0	0	1.00%	-1.3%	12/31/2015	1.49	0	0	0.75%	-1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.16	0	$0	0.50%	21.6%	12/31/2019	$2.21	0	$0	0.25%	21.9%	12/31/2019	$2.27	0	$0	0.00%	22.2%
12/31/2018	1.78	0	0	0.50%	-7.0%	12/31/2018	1.82	0	0	0.25%	-6.8%	12/31/2018	1.85	0	0	0.00%	-6.5%
12/31/2017	1.91	0	0	0.50%	18.6%	12/31/2017	1.95	0	0	0.25%	18.9%	12/31/2017	1.98	0	0	0.00%	19.2%
12/31/2016	1.61	0	0	0.50%	6.9%	12/31/2016	1.64	0	0	0.25%	7.2%	12/31/2016	1.66	0	0	0.00%	7.4%
12/31/2015	1.51	0	0	0.50%	-0.8%	12/31/2015	1.53	0	0	0.25%	-0.5%	12/31/2015	1.55	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	1.6%
2017	1.3%
2016	1.5%
2015	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2035 Fund R Class - 06-786
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,637,540	$11,348,569	682,203
Receivables: investments sold	133,314
Payables: investments purchased	-
Net assets	$12,770,854

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,744,104	5,755,760	$2.04
Band 100	-	-	2.09
Band 75	-	-	2.14
Band 50	-	-	2.19
Band 25	-	-	2.24
Band 0	1,026,750	448,688	2.29
Total	$12,770,854	6,204,448

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$153,711
Mortality & expense charges	(134,618)
Net investment income (loss)	19,093

Gain (loss) on investments:
Net realized gain (loss)	247,978
Realized gain distributions	473,942
Net change in unrealized appreciation (depreciation)	1,659,969
Net gain (loss)	2,381,889

Increase (decrease) in net assets from operations	$2,400,982

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$19,093	$(35,569)
Net realized gain (loss)	247,978	830,105
Realized gain distributions	473,942	768,126
Net change in unrealized appreciation (depreciation)	1,659,969	(2,640,337)

Increase (decrease) in net assets from operations	2,400,982	(1,077,675)

Contract owner transactions:
Proceeds from units sold	2,209,862	2,298,222
Cost of units redeemed	(3,328,348)	(6,809,649)
Account charges	(10,263)	(11,065)
Increase (decrease)	(1,128,749)	(4,522,492)
Net increase (decrease)	1,272,233	(5,600,167)
Net assets, beginning	11,498,621	17,098,788
Net assets, ending	$12,770,854	$11,498,621

Units sold	1,165,369	1,239,021
Units redeemed	(1,726,119)	(3,714,211)
Net increase (decrease)	(560,750)	(2,475,190)
Units outstanding, beginning	6,765,198	9,240,388
Units outstanding, ending	6,204,448	6,765,198

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$37,982,124
Cost of units redeemed/account charges	(32,579,606)
Net investment income (loss)	(25,215)
Net realized gain (loss)	2,868,673
Realized gain distributions	3,235,907
Net change in unrealized appreciation (depreciation)	1,288,971
Net assets	$12,770,854

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.04	5,756	$11,744	1.25%	21.6%	12/31/2019	$2.09	0	$0	1.00%	21.9%	12/31/2019	$2.14	0	$0	0.75%	22.2%
12/31/2018	1.68	5,944	9,972	1.25%	-8.6%	12/31/2018	1.71	0	0	1.00%	-8.3%	12/31/2018	1.75	0	0	0.75%	-8.1%
12/31/2017	1.84	8,411	15,434	1.25%	18.8%	12/31/2017	1.87	0	0	1.00%	19.1%	12/31/2017	1.90	0	0	0.75%	19.4%
12/31/2016	1.54	9,251	14,288	1.25%	5.8%	12/31/2016	1.57	0	0	1.00%	6.0%	12/31/2016	1.59	0	0	0.75%	6.3%
12/31/2015	1.46	8,944	13,058	1.25%	-1.6%	12/31/2015	1.48	0	0	1.00%	-1.4%	12/31/2015	1.50	0	0	0.75%	-1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.19	0	$0	0.50%	22.5%	12/31/2019	$2.24	0	$0	0.25%	22.8%	12/31/2019	$2.29	449	$1,027	0.00%	23.1%
12/31/2018	1.78	0	0	0.50%	-7.9%	12/31/2018	1.82	0	0	0.25%	-7.6%	12/31/2018	1.86	821	1,526	0.00%	-7.4%
12/31/2017	1.94	0	0	0.50%	19.7%	12/31/2017	1.97	0	0	0.25%	20.0%	12/31/2017	2.01	829	1,664	0.00%	20.3%
12/31/2016	1.62	0	0	0.50%	6.6%	12/31/2016	1.64	0	0	0.25%	6.8%	12/31/2016	1.67	2,181	3,639	0.00%	7.1%
12/31/2015	1.52	0	0	0.50%	-0.9%	12/31/2015	1.54	0	0	0.25%	-0.6%	12/31/2015	1.56	1,533	2,388	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.3%
2018	0.9%
2017	1.0%
2016	1.0%
2015	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2035 Fund Advisor Class - 06-784
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,893,779	$19,331,280	1,103,565
Receivables: investments sold	7,757
Payables: investments purchased	-
Net assets	$20,901,536

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,901,536	10,013,235	$2.09
Band 100	-	-	2.14
Band 75	-	-	2.19
Band 50	-	-	2.24
Band 25	-	-	2.29
Band 0	-	-	2.34
Total	$20,901,536	10,013,235

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$283,750
Mortality & expense charges	(341,920)
Net investment income (loss)	(58,170)

Gain (loss) on investments:
Net realized gain (loss)	1,197,063
Realized gain distributions	724,053
Net change in unrealized appreciation (depreciation)	3,407,055
Net gain (loss)	5,328,171

Increase (decrease) in net assets from operations	$5,270,001

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(58,170)	$14,907
Net realized gain (loss)	1,197,063	326,996
Realized gain distributions	724,053	1,692,230
Net change in unrealized appreciation (depreciation)	3,407,055	(4,678,516)

Increase (decrease) in net assets from operations	5,270,001	(2,644,383)

Contract owner transactions:
Proceeds from units sold	5,490,228	8,803,763
Cost of units redeemed	(16,895,867)	(4,816,508)
Account charges	(29,335)	(29,582)
Increase (decrease)	(11,434,974)	3,957,673
Net increase (decrease)	(6,164,973)	1,313,290
Net assets, beginning	27,066,509	25,753,219
Net assets, ending	$20,901,536	$27,066,509

Units sold	2,865,891	4,674,585
Units redeemed	(8,660,418)	(2,654,265)
Net increase (decrease)	(5,794,527)	2,020,320
Units outstanding, beginning	15,807,762	13,787,442
Units outstanding, ending	10,013,235	15,807,762

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$48,385,038
Cost of units redeemed/account charges	(36,182,342)
Net investment income (loss)	14,476
Net realized gain (loss)	2,756,494
Realized gain distributions	4,365,371
Net change in unrealized appreciation (depreciation)	1,562,499
Net assets	$20,901,536

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.09	10,013	$20,902	1.25%	21.9%	12/31/2019	$2.14	0	$0	1.00%	22.2%	12/31/2019	$2.19	0	$0	0.75%	22.5%
12/31/2018	1.71	15,808	27,067	1.25%	-8.3%	12/31/2018	1.75	0	0	1.00%	-8.1%	12/31/2018	1.78	0	0	0.75%	-7.9%
12/31/2017	1.87	13,787	25,753	1.25%	19.1%	12/31/2017	1.90	0	0	1.00%	19.4%	12/31/2017	1.94	0	0	0.75%	19.7%
12/31/2016	1.57	11,324	17,759	1.25%	6.0%	12/31/2016	1.59	0	0	1.00%	6.3%	12/31/2016	1.62	0	0	0.75%	6.6%
12/31/2015	1.48	9,804	14,502	1.25%	-1.4%	12/31/2015	1.50	0	0	1.00%	-1.1%	12/31/2015	1.52	0	0	0.75%	-0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.24	0	$0	0.50%	22.8%	12/31/2019	$2.29	0	$0	0.25%	23.1%	12/31/2019	$2.34	0	$0	0.00%	23.4%
12/31/2018	1.82	0	0	0.50%	-7.6%	12/31/2018	1.86	0	0	0.25%	-7.4%	12/31/2018	1.90	0	0	0.00%	-7.2%
12/31/2017	1.97	0	0	0.50%	20.0%	12/31/2017	2.01	0	0	0.25%	20.3%	12/31/2017	2.04	0	0	0.00%	20.6%
12/31/2016	1.64	0	0	0.50%	6.8%	12/31/2016	1.67	0	0	0.25%	7.1%	12/31/2016	1.69	0	0	0.00%	7.4%
12/31/2015	1.54	0	0	0.50%	-0.6%	12/31/2015	1.56	0	0	0.25%	-0.4%	12/31/2015	1.58	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.2%
2018	1.4%
2017	1.3%
2016	1.3%
2015	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2040 Fund Advisor Class - 06-787
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,005,718	$16,905,643	672,027
Receivables: investments sold	18,048
Payables: investments purchased	-
Net assets	$18,023,766

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,023,766	8,435,692	$2.14
Band 100	-	-	2.19
Band 75	-	-	2.24
Band 50	-	-	2.29
Band 25	-	-	2.34
Band 0	-	-	2.40
Total	$18,023,766	8,435,692

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$225,867
Mortality & expense charges	(288,971)
Net investment income (loss)	(63,104)

Gain (loss) on investments:
Net realized gain (loss)	751,391
Realized gain distributions	713,265
Net change in unrealized appreciation (depreciation)	3,214,346
Net gain (loss)	4,679,002

Increase (decrease) in net assets from operations	$4,615,898

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(63,104)	$(34,186)
Net realized gain (loss)	751,391	624,828
Realized gain distributions	713,265	1,591,347
Net change in unrealized appreciation (depreciation)	3,214,346	(4,461,780)

Increase (decrease) in net assets from operations	4,615,898	(2,279,791)

Contract owner transactions:
Proceeds from units sold	5,050,113	7,933,829
Cost of units redeemed	(13,795,206)	(6,470,317)
Account charges	(20,596)	(20,118)
Increase (decrease)	(8,765,689)	1,443,394
Net increase (decrease)	(4,149,791)	(836,397)
Net assets, beginning	22,173,557	23,009,954
Net assets, ending	$18,023,766	$22,173,557

Units sold	2,560,371	4,202,564
Units redeemed	(6,870,784)	(3,539,044)
Net increase (decrease)	(4,310,413)	663,520
Units outstanding, beginning	12,746,105	12,082,585
Units outstanding, ending	8,435,692	12,746,105

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$48,080,373
Cost of units redeemed/account charges	(38,514,349)
Net investment income (loss)	(156,356)
Net realized gain (loss)	2,969,190
Realized gain distributions	4,544,833
Net change in unrealized appreciation (depreciation)	1,100,075
Net assets	$18,023,766

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.14	8,436	$18,024	1.25%	22.8%	12/31/2019	$2.19	0	$0	1.00%	23.1%	12/31/2019	$2.24	0	$0	0.75%	23.4%
12/31/2018	1.74	12,746	22,174	1.25%	-8.7%	12/31/2018	1.78	0	0	1.00%	-8.4%	12/31/2018	1.81	0	0	0.75%	-8.2%
12/31/2017	1.90	12,083	23,010	1.25%	20.2%	12/31/2017	1.94	0	0	1.00%	20.5%	12/31/2017	1.97	0	0	0.75%	20.8%
12/31/2016	1.58	10,731	17,006	1.25%	6.0%	12/31/2016	1.61	0	0	1.00%	6.3%	12/31/2016	1.63	0	0	0.75%	6.5%
12/31/2015	1.49	9,703	14,506	1.25%	-1.3%	12/31/2015	1.51	0	0	1.00%	-1.0%	12/31/2015	1.53	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.29	0	$0	0.50%	23.7%	12/31/2019	$2.34	0	$0	0.25%	24.1%	12/31/2019	$2.40	0	$0	0.00%	24.4%
12/31/2018	1.85	0	0	0.50%	-8.0%	12/31/2018	1.89	0	0	0.25%	-7.7%	12/31/2018	1.93	0	0	0.00%	-7.5%
12/31/2017	2.01	0	0	0.50%	21.1%	12/31/2017	2.05	0	0	0.25%	21.4%	12/31/2017	2.08	0	0	0.00%	21.7%
12/31/2016	1.66	0	0	0.50%	6.8%	12/31/2016	1.69	0	0	0.25%	7.1%	12/31/2016	1.71	0	0	0.00%	7.3%
12/31/2015	1.55	0	0	0.50%	-0.5%	12/31/2015	1.57	0	0	0.25%	-0.3%	12/31/2015	1.59	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	1.2%
2017	1.1%
2016	1.2%
2015	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2040 Fund R Class - 06-789
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,505,159	$8,570,563	357,395
Receivables: investments sold	12,293
Payables: investments purchased	-
Net assets	$9,517,452

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,981,941	4,303,569	$2.09
Band 100	-	-	2.14
Band 75	-	-	2.19
Band 50	-	-	2.24
Band 25	-	-	2.29
Band 0	535,511	228,780	2.34
Total	$9,517,452	4,532,349

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$104,711
Mortality & expense charges	(106,037)
Net investment income (loss)	(1,326)

Gain (loss) on investments:
Net realized gain (loss)	380,747
Realized gain distributions	405,335
Net change in unrealized appreciation (depreciation)	1,385,927
Net gain (loss)	2,172,009

Increase (decrease) in net assets from operations	$2,170,683

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,326)	$(29,112)
Net realized gain (loss)	380,747	612,441
Realized gain distributions	405,335	824,053
Net change in unrealized appreciation (depreciation)	1,385,927	(2,436,134)

Increase (decrease) in net assets from operations	2,170,683	(1,028,752)

Contract owner transactions:
Proceeds from units sold	1,753,071	3,128,242
Cost of units redeemed	(5,539,828)	(5,734,015)
Account charges	(11,462)	(10,950)
Increase (decrease)	(3,798,219)	(2,616,723)
Net increase (decrease)	(1,627,536)	(3,645,475)
Net assets, beginning	11,144,988	14,790,463
Net assets, ending	$9,517,452	$11,144,988

Units sold	903,921	1,608,787
Units redeemed	(2,765,010)	(2,999,654)
Net increase (decrease)	(1,861,089)	(1,390,867)
Units outstanding, beginning	6,393,438	7,784,305
Units outstanding, ending	4,532,349	6,393,438

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$36,919,277
Cost of units redeemed/account charges	(34,322,860)
Net investment income (loss)	(66,878)
Net realized gain (loss)	2,782,456
Realized gain distributions	3,270,861
Net change in unrealized appreciation (depreciation)	934,596
Net assets	$9,517,452

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.09	4,304	$8,982	1.25%	22.5%	12/31/2019	$2.14	0	$0	1.00%	22.8%	12/31/2019	$2.19	0	$0	0.75%	23.1%
12/31/2018	1.70	5,018	8,550	1.25%	-8.9%	12/31/2018	1.74	0	0	1.00%	-8.7%	12/31/2018	1.77	0	0	0.75%	-8.4%
12/31/2017	1.87	6,450	12,061	1.25%	19.9%	12/31/2017	1.90	0	0	1.00%	20.2%	12/31/2017	1.94	0	0	0.75%	20.5%
12/31/2016	1.56	7,101	11,078	1.25%	5.8%	12/31/2016	1.58	0	0	1.00%	6.0%	12/31/2016	1.61	0	0	0.75%	6.3%
12/31/2015	1.47	7,231	10,664	1.25%	-1.6%	12/31/2015	1.49	0	0	1.00%	-1.3%	12/31/2015	1.51	0	0	0.75%	-1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.24	0	$0	0.50%	23.4%	12/31/2019	$2.29	0	$0	0.25%	23.7%	12/31/2019	$2.34	229	$536	0.00%	24.0%
12/31/2018	1.81	0	0	0.50%	-8.2%	12/31/2018	1.85	0	0	0.25%	-8.0%	12/31/2018	1.89	1,375	2,595	0.00%	-7.7%
12/31/2017	1.97	0	0	0.50%	20.8%	12/31/2017	2.01	0	0	0.25%	21.1%	12/31/2017	2.05	1,335	2,730	0.00%	21.4%
12/31/2016	1.63	0	0	0.50%	6.6%	12/31/2016	1.66	0	0	0.25%	6.8%	12/31/2016	1.69	3,068	5,171	0.00%	7.1%
12/31/2015	1.53	0	0	0.50%	-0.8%	12/31/2015	1.55	0	0	0.25%	-0.6%	12/31/2015	1.57	2,537	3,992	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.0%
2018	0.8%
2017	0.8%
2016	0.9%
2015	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2045 Fund R Class - 06-792
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,659,598	$6,969,020	422,827
Receivables: investments sold	27,402
Payables: investments purchased	-
Net assets	$7,687,000

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,446,232	3,541,551	$2.10
Band 100	-	-	2.15
Band 75	-	-	2.20
Band 50	-	-	2.25
Band 25	-	-	2.30
Band 0	240,768	102,104	2.36
Total	$7,687,000	3,643,655

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$79,766
Mortality & expense charges	(87,612)
Net investment income (loss)	(7,846)

Gain (loss) on investments:
Net realized gain (loss)	165,546
Realized gain distributions	323,053
Net change in unrealized appreciation (depreciation)	1,083,876
Net gain (loss)	1,572,475

Increase (decrease) in net assets from operations	$1,564,629

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,846)	$(38,569)
Net realized gain (loss)	165,546	386,668
Realized gain distributions	323,053	517,727
Net change in unrealized appreciation (depreciation)	1,083,876	(1,621,985)

Increase (decrease) in net assets from operations	1,564,629	(756,159)

Contract owner transactions:
Proceeds from units sold	1,809,915	2,351,228
Cost of units redeemed	(2,719,536)	(3,871,427)
Account charges	(11,363)	(12,137)
Increase (decrease)	(920,984)	(1,532,336)
Net increase (decrease)	643,645	(2,288,495)
Net assets, beginning	7,043,355	9,331,850
Net assets, ending	$7,687,000	$7,043,355

Units sold	942,244	1,237,873
Units redeemed	(1,393,094)	(2,080,443)
Net increase (decrease)	(450,850)	(842,570)
Units outstanding, beginning	4,094,505	4,937,075
Units outstanding, ending	3,643,655	4,094,505

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$25,728,815
Cost of units redeemed/account charges	(22,064,492)
Net investment income (loss)	(131,612)
Net realized gain (loss)	1,483,377
Realized gain distributions	1,980,334
Net change in unrealized appreciation (depreciation)	690,578
Net assets	$7,687,000

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.10	3,542	$7,446	1.25%	23.2%	12/31/2019	$2.15	0	$0	1.00%	23.5%	12/31/2019	$2.20	0	$0	0.75%	23.8%
12/31/2018	1.71	3,803	6,492	1.25%	-9.2%	12/31/2018	1.74	0	0	1.00%	-8.9%	12/31/2018	1.78	0	0	0.75%	-8.7%
12/31/2017	1.88	4,641	8,724	1.25%	20.3%	12/31/2017	1.91	0	0	1.00%	20.6%	12/31/2017	1.95	0	0	0.75%	20.9%
12/31/2016	1.56	4,951	7,738	1.25%	5.9%	12/31/2016	1.59	0	0	1.00%	6.1%	12/31/2016	1.61	0	0	0.75%	6.4%
12/31/2015	1.48	5,809	8,573	1.25%	-1.6%	12/31/2015	1.50	0	0	1.00%	-1.3%	12/31/2015	1.51	0	0	0.75%	-1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.25	0	$0	0.50%	24.1%	12/31/2019	$2.30	0	$0	0.25%	24.4%	12/31/2019	$2.36	102	$241	0.00%	24.7%
12/31/2018	1.82	0	0	0.50%	-8.5%	12/31/2018	1.85	0	0	0.25%	-8.3%	12/31/2018	1.89	292	552	0.00%	-8.0%
12/31/2017	1.98	0	0	0.50%	21.2%	12/31/2017	2.02	0	0	0.25%	21.5%	12/31/2017	2.06	296	608	0.00%	21.8%
12/31/2016	1.64	0	0	0.50%	6.7%	12/31/2016	1.66	0	0	0.25%	6.9%	12/31/2016	1.69	971	1,639	0.00%	7.2%
12/31/2015	1.53	0	0	0.50%	-0.8%	12/31/2015	1.55	0	0	0.25%	-0.6%	12/31/2015	1.57	441	694	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	0.8%
2017	0.7%
2016	0.9%
2015	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2045 Fund Advisor Class - 06-791
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,837,150	$14,851,225	861,770
Receivables: investments sold	19,424
Payables: investments purchased	-
Net assets	$15,856,574

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,856,574	7,374,972	$2.15
Band 100	-	-	2.20
Band 75	-	-	2.25
Band 50	-	-	2.30
Band 25	-	-	2.36
Band 0	-	-	2.41
Total	$15,856,574	7,374,972
Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$176,911
Mortality & expense charges	(225,587)
Net investment income (loss)	(48,676)

Gain (loss) on investments:
Net realized gain (loss)	549,707
Realized gain distributions	597,076
Net change in unrealized appreciation (depreciation)	2,590,078
Net gain (loss)	3,736,861

Increase (decrease) in net assets from operations	$3,688,185

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(48,676)	$(31,087)
Net realized gain (loss)	549,707	320,263
Realized gain distributions	597,076	1,183,487
Net change in unrealized appreciation (depreciation)	2,590,078	(3,389,402)

Increase (decrease) in net assets from operations	3,688,185	(1,916,739)

Contract owner transactions:
Proceeds from units sold	5,987,513	6,537,779
Cost of units redeemed	(11,161,351)	(4,591,770)
Account charges	(20,606)	(20,543)
Increase (decrease)	(5,194,444)	1,925,466
Net increase (decrease)	(1,506,259)	8,727
Net assets, beginning	17,362,833	17,354,106
Net assets, ending	$15,856,574	$17,362,833

Units sold	2,975,337	3,392,310
Units redeemed	(5,571,229)	(2,497,164)
Net increase (decrease)	(2,595,892)	895,146
Units outstanding, beginning	9,970,864	9,075,718
Units outstanding, ending	7,374,972	9,970,864

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$36,708,687
Cost of units redeemed/account charges	(26,625,935)
Net investment income (loss)	(103,756)
Net realized gain (loss)	1,832,954
Realized gain distributions	3,058,699
Net change in unrealized appreciation (depreciation)	985,925
Net assets	$15,856,574

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.15	7,375	$15,857	1.25%	23.5%	12/31/2019	$2.20	0	$0	1.00%	23.8%	12/31/2019	$2.25	0	$0	0.75%	24.1%
12/31/2018	1.74	9,971	17,363	1.25%	-8.9%	12/31/2018	1.78	0	0	1.00%	-8.7%	12/31/2018	1.81	0	0	0.75%	-8.5%
12/31/2017	1.91	9,076	17,354	1.25%	20.6%	12/31/2017	1.95	0	0	1.00%	20.9%	12/31/2017	1.98	0	0	0.75%	21.2%
12/31/2016	1.59	7,550	11,974	1.25%	6.1%	12/31/2016	1.61	0	0	1.00%	6.4%	12/31/2016	1.64	0	0	0.75%	6.7%
12/31/2015	1.49	6,045	9,033	1.25%	-1.3%	12/31/2015	1.51	0	0	1.00%	-1.1%	12/31/2015	1.53	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.30	0	$0	0.50%	24.4%	12/31/2019	$2.36	0	$0	0.25%	24.7%	12/31/2019	$2.41	0	$0	0.00%	25.0%
12/31/2018	1.85	0	0	0.50%	-8.2%	12/31/2018	1.89	0	0	0.25%	-8.0%	12/31/2018	1.93	0	0	0.00%	-7.8%
12/31/2017	2.02	0	0	0.50%	21.5%	12/31/2017	2.05	0	0	0.25%	21.8%	12/31/2017	2.09	0	0	0.00%	22.1%
12/31/2016	1.66	0	0	0.50%	6.9%	12/31/2016	1.69	0	0	0.25%	7.2%	12/31/2016	1.71	0	0	0.00%	7.5%
12/31/2015	1.55	0	0	0.50%	-0.6%	12/31/2015	1.57	0	0	0.25%	-0.3%	12/31/2015	1.59	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	1.2%
2017	1.1%
2016	1.2%
2015	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2050 Fund R Class - 06-794
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,046,642	$5,521,804	394,487
Receivables: investments sold	12,689
Payables: investments purchased	-
Net assets	$6,059,331

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,851,730	2,785,740	$2.10
Band 100	-	-	2.15
Band 75	-	-	2.20
Band 50	-	-	2.25
Band 25	-	-	2.30
Band 0	207,601	88,121	2.36
Total	$6,059,331	2,873,861

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$59,639
Mortality & expense charges	(68,387)
Net investment income (loss)	(8,748)

Gain (loss) on investments:
Net realized gain (loss)	150,106
Realized gain distributions	246,013
Net change in unrealized appreciation (depreciation)	853,368
Net gain (loss)	1,249,487

Increase (decrease) in net assets from operations	$1,240,739

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,748)	$(27,541)
Net realized gain (loss)	150,106	287,864
Realized gain distributions	246,013	390,005
Net change in unrealized appreciation (depreciation)	853,368	(1,219,097)

Increase (decrease) in net assets from operations	1,240,739	(568,769)

Contract owner transactions:
Proceeds from units sold	1,710,250	1,973,333
Cost of units redeemed	(2,482,074)	(2,890,801)
Account charges	(9,852)	(10,123)
Increase (decrease)	(781,676)	(927,591)
Net increase (decrease)	459,063	(1,496,360)
Net assets, beginning	5,600,268	7,096,628
Net assets, ending	$6,059,331	$5,600,268

Units sold	878,674	1,048,469
Units redeemed	(1,258,027)	(1,551,118)
Net increase (decrease)	(379,353)	(502,649)
Units outstanding, beginning	3,253,214	3,755,863
Units outstanding, ending	2,873,861	3,253,214

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$22,482,037
Cost of units redeemed/account charges	(19,766,847)
Net investment income (loss)	(113,386)
Net realized gain (loss)	1,404,390
Realized gain distributions	1,528,299
Net change in unrealized appreciation (depreciation)	524,838
Net assets	$6,059,331

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.10	2,786	$5,852	1.25%	23.1%	12/31/2019	$2.15	0	$0	1.00%	23.4%	12/31/2019	$2.20	0	$0	0.75%	23.7%
12/31/2018	1.71	2,980	5,085	1.25%	-9.1%	12/31/2018	1.74	0	0	1.00%	-8.9%	12/31/2018	1.78	0	0	0.75%	-8.7%
12/31/2017	1.88	3,497	6,566	1.25%	20.2%	12/31/2017	1.91	0	0	1.00%	20.5%	12/31/2017	1.95	0	0	0.75%	20.8%
12/31/2016	1.56	4,181	6,529	1.25%	5.9%	12/31/2016	1.59	0	0	1.00%	6.1%	12/31/2016	1.61	0	0	0.75%	6.4%
12/31/2015	1.48	4,564	6,732	1.25%	-1.5%	12/31/2015	1.49	0	0	1.00%	-1.3%	12/31/2015	1.51	0	0	0.75%	-1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.25	0	$0	0.50%	24.1%	12/31/2019	$2.30	0	$0	0.25%	24.4%	12/31/2019	$2.36	88	$208	0.00%	24.7%
12/31/2018	1.81	0	0	0.50%	-8.4%	12/31/2018	1.85	0	0	0.25%	-8.2%	12/31/2018	1.89	273	515	0.00%	-8.0%
12/31/2017	1.98	0	0	0.50%	21.1%	12/31/2017	2.02	0	0	0.25%	21.4%	12/31/2017	2.05	258	531	0.00%	21.7%
12/31/2016	1.64	0	0	0.50%	6.7%	12/31/2016	1.66	0	0	0.25%	6.9%	12/31/2016	1.69	720	1,215	0.00%	7.2%
12/31/2015	1.53	0	0	0.50%	-0.8%	12/31/2015	1.55	0	0	0.25%	-0.5%	12/31/2015	1.57	383	603	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.0%
2018	0.8%
2017	0.8%
2016	0.8%
2015	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2050 Fund Advisor Class - 06-793
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,716,636	$11,923,806	821,800
Receivables: investments sold	21,266
Payables: investments purchased	-
Net assets	$12,737,902

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,737,902	5,925,479	$2.15
Band 100	-	-	2.20
Band 75	-	-	2.25
Band 50	-	-	2.30
Band 25	-	-	2.36
Band 0	-	-	2.41
Total	$12,737,902	5,925,479

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$138,835
Mortality & expense charges	(173,302)
Net investment income (loss)	(34,467)

Gain (loss) on investments:
Net realized gain (loss)	406,429
Realized gain distributions	458,157
Net change in unrealized appreciation (depreciation)	1,974,378
Net gain (loss)	2,838,964

Increase (decrease) in net assets from operations	$2,804,497

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(34,467)	$(28,262)
Net realized gain (loss)	406,429	283,663
Realized gain distributions	458,157	818,141
Net change in unrealized appreciation (depreciation)	1,974,378	(2,469,270)

Increase (decrease) in net assets from operations	2,804,497	(1,395,728)

Contract owner transactions:
Proceeds from units sold	4,990,836	5,570,415
Cost of units redeemed	(7,625,443)	(3,754,513)
Account charges	(15,617)	(14,678)
Increase (decrease)	(2,650,224)	1,801,224
Net increase (decrease)	154,273	405,496
Net assets, beginning	12,583,629	12,178,133
Net assets, ending	$12,737,902	$12,583,629

Units sold	2,486,939	2,891,909
Units redeemed	(3,793,373)	(2,029,559)
Net increase (decrease)	(1,306,434)	862,350
Units outstanding, beginning	7,231,913	6,369,563
Units outstanding, ending	5,925,479	7,231,913

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$27,802,931
Cost of units redeemed/account charges	(19,256,996)
Net investment income (loss)	(69,456)
Net realized gain (loss)	1,319,091
Realized gain distributions	2,149,502
Net change in unrealized appreciation (depreciation)	792,830
Net assets	$12,737,902

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.15	5,925	$12,738	1.25%	23.5%	12/31/2019	$2.20	0	$0	1.00%	23.9%	12/31/2019	$2.25	0	$0	0.75%	24.2%
12/31/2018	1.74	7,232	12,584	1.25%	-9.0%	12/31/2018	1.78	0	0	1.00%	-8.8%	12/31/2018	1.81	0	0	0.75%	-8.5%
12/31/2017	1.91	6,370	12,178	1.25%	20.6%	12/31/2017	1.95	0	0	1.00%	20.9%	12/31/2017	1.98	0	0	0.75%	21.2%
12/31/2016	1.59	5,489	8,704	1.25%	6.1%	12/31/2016	1.61	0	0	1.00%	6.4%	12/31/2016	1.64	0	0	0.75%	6.7%
12/31/2015	1.49	4,042	6,040	1.25%	-1.3%	12/31/2015	1.51	0	0	1.00%	-1.0%	12/31/2015	1.53	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.30	0	$0	0.50%	24.5%	12/31/2019	$2.36	0	$0	0.25%	24.8%	12/31/2019	$2.41	0	$0	0.00%	25.1%
12/31/2018	1.85	0	0	0.50%	-8.3%	12/31/2018	1.89	0	0	0.25%	-8.1%	12/31/2018	1.93	0	0	0.00%	-7.8%
12/31/2017	2.02	0	0	0.50%	21.5%	12/31/2017	2.05	0	0	0.25%	21.8%	12/31/2017	2.09	0	0	0.00%	22.1%
12/31/2016	1.66	0	0	0.50%	6.9%	12/31/2016	1.69	0	0	0.25%	7.2%	12/31/2016	1.71	0	0	0.00%	7.5%
12/31/2015	1.55	0	0	0.50%	-0.5%	12/31/2015	1.57	0	0	0.25%	-0.3%	12/31/2015	1.59	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	1.1%
2017	1.2%
2016	1.2%
2015	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2055 Fund R Class - 06-797
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,476,631	$3,178,589	222,087
Receivables: investments sold	7,924
Payables: investments purchased	-
Net assets	$3,484,555

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,347,052	1,593,259	$2.10
Band 100	-	-	2.15
Band 75	-	-	2.20
Band 50	-	-	2.25
Band 25	-	-	2.30
Band 0	137,503	58,360	2.36
Total	$3,484,555	1,651,619

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$35,786
Mortality & expense charges	(40,458)
Net investment income (loss)	(4,672)

Gain (loss) on investments:
Net realized gain (loss)	102,617
Realized gain distributions	128,411
Net change in unrealized appreciation (depreciation)	514,474
Net gain (loss)	745,502

Increase (decrease) in net assets from operations	$740,830

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,672)	$(12,513)
Net realized gain (loss)	102,617	113,941
Realized gain distributions	128,411	194,598
Net change in unrealized appreciation (depreciation)	514,474	(629,791)

Increase (decrease) in net assets from operations	740,830	(333,765)

Contract owner transactions:
Proceeds from units sold	1,131,659	1,556,579
Cost of units redeemed	(1,709,964)	(1,374,783)
Account charges	(9,501)	(9,175)
Increase (decrease)	(587,806)	172,621
Net increase (decrease)	153,024	(161,144)
Net assets, beginning	3,331,531	3,492,675
Net assets, ending	$3,484,555	$3,331,531

Units sold	605,268	819,679
Units redeemed	(890,242)	(727,985)
Net increase (decrease)	(284,974)	91,694
Units outstanding, beginning	1,936,593	1,844,899
Units outstanding, ending	1,651,619	1,936,593

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$11,530,557
Cost of units redeemed/account charges	(9,337,328)
Net investment income (loss)	(36,330)
Net realized gain (loss)	398,443
Realized gain distributions	631,171
Net change in unrealized appreciation (depreciation)	298,042
Net assets	$3,484,555

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.10	1,593	$3,347	1.25%	23.1%	12/31/2019	$2.15	0	$0	1.00%	23.5%	12/31/2019	$2.20	0	$0	0.75%	23.8%
12/31/2018	1.71	1,784	3,044	1.25%	-9.3%	12/31/2018	1.74	0	0	1.00%	-9.0%	12/31/2018	1.78	0	0	0.75%	-8.8%
12/31/2017	1.88	1,705	3,205	1.25%	20.3%	12/31/2017	1.91	0	0	1.00%	20.6%	12/31/2017	1.95	0	0	0.75%	20.9%
12/31/2016	1.56	1,796	2,806	1.25%	5.8%	12/31/2016	1.59	0	0	1.00%	6.1%	12/31/2016	1.61	0	0	0.75%	6.4%
12/31/2015	1.48	2,134	3,151	1.25%	-1.5%	12/31/2015	1.50	0	0	1.00%	-1.3%	12/31/2015	1.52	0	0	0.75%	-1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.25	0	$0	0.50%	24.1%	12/31/2019	$2.30	0	$0	0.25%	24.4%	12/31/2019	$2.36	58	$138	0.00%	24.7%
12/31/2018	1.81	0	0	0.50%	-8.6%	12/31/2018	1.85	0	0	0.25%	-8.3%	12/31/2018	1.89	152	288	0.00%	-8.1%
12/31/2017	1.98	0	0	0.50%	21.2%	12/31/2017	2.02	0	0	0.25%	21.5%	12/31/2017	2.06	140	288	0.00%	21.8%
12/31/2016	1.64	0	0	0.50%	6.6%	12/31/2016	1.66	0	0	0.25%	6.9%	12/31/2016	1.69	239	403	0.00%	7.2%
12/31/2015	1.53	0	0	0.50%	-0.8%	12/31/2015	1.55	0	0	0.25%	-0.5%	12/31/2015	1.58	127	200	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	0.8%
2017	0.8%
2016	0.9%
2015	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2055 Fund Advisor Class - 06-796
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,689,472	$6,269,812	424,561
Receivables: investments sold	14,351
Payables: investments purchased	-
Net assets	$6,703,823

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,703,823	3,118,326	$2.15
Band 100	-	-	2.20
Band 75	-	-	2.25
Band 50	-	-	2.30
Band 25	-	-	2.36
Band 0	-	-	2.41
Total	$6,703,823	3,118,326

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$76,677
Mortality & expense charges	(92,575)
Net investment income (loss)	(15,898)

Gain (loss) on investments:
Net realized gain (loss)	201,106
Realized gain distributions	222,730
Net change in unrealized appreciation (depreciation)	1,066,578
Net gain (loss)	1,490,414

Increase (decrease) in net assets from operations	$1,474,516

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(15,898)	$(13,589)
Net realized gain (loss)	201,106	145,138
Realized gain distributions	222,730	380,390
Net change in unrealized appreciation (depreciation)	1,066,578	(1,266,820)

Increase (decrease) in net assets from operations	1,474,516	(754,881)

Contract owner transactions:
Proceeds from units sold	3,542,168	3,562,766
Cost of units redeemed	(5,021,530)	(2,198,296)
Account charges	(11,737)	(10,844)
Increase (decrease)	(1,491,099)	1,353,626
Net increase (decrease)	(16,583)	598,745
Net assets, beginning	6,720,406	6,121,661
Net assets, ending	$6,703,823	$6,720,406

Units sold	1,789,110	1,856,490
Units redeemed	(2,532,731)	(1,195,281)
Net increase (decrease)	(743,621)	661,209
Units outstanding, beginning	3,861,947	3,200,738
Units outstanding, ending	3,118,326	3,861,947

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$15,579,659
Cost of units redeemed/account charges	(10,737,553)
Net investment income (loss)	(22,651)
Net realized gain (loss)	558,694
Realized gain distributions	906,014
Net change in unrealized appreciation (depreciation)	419,660
Net assets	$6,703,823

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.15	3,118	$6,704	1.25%	23.5%	12/31/2019	$2.20	0	$0	1.00%	23.9%	12/31/2019	$2.25	0	$0	0.75%	24.2%
12/31/2018	1.74	3,862	6,720	1.25%	-9.0%	12/31/2018	1.78	0	0	1.00%	-8.8%	12/31/2018	1.81	0	0	0.75%	-8.6%
12/31/2017	1.91	3,201	6,122	1.25%	20.6%	12/31/2017	1.95	0	0	1.00%	20.9%	12/31/2017	1.98	0	0	0.75%	21.2%
12/31/2016	1.59	2,397	3,802	1.25%	6.1%	12/31/2016	1.61	0	0	1.00%	6.4%	12/31/2016	1.64	0	0	0.75%	6.7%
12/31/2015	1.49	1,352	2,020	1.25%	-1.3%	12/31/2015	1.51	0	0	1.00%	-1.0%	12/31/2015	1.53	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.30	0	$0	0.50%	24.5%	12/31/2019	$2.36	0	$0	0.25%	24.8%	12/31/2019	$2.41	0	$0	0.00%	25.1%
12/31/2018	1.85	0	0	0.50%	-8.3%	12/31/2018	1.89	0	0	0.25%	-8.1%	12/31/2018	1.93	0	0	0.00%	-7.9%
12/31/2017	2.02	0	0	0.50%	21.5%	12/31/2017	2.05	0	0	0.25%	21.8%	12/31/2017	2.09	0	0	0.00%	22.1%
12/31/2016	1.66	0	0	0.50%	6.9%	12/31/2016	1.69	0	0	0.25%	7.2%	12/31/2016	1.71	0	0	0.00%	7.5%
12/31/2015	1.55	0	0	0.50%	-0.5%	12/31/2015	1.57	0	0	0.25%	-0.3%	12/31/2015	1.59	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	1.2%
2017	1.2%
2016	1.3%
2015	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement Balanced I Fund Advisor Class - 06-798
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$436,451	$409,786	28,182
Receivables: investments sold	653
Payables: investments purchased	-
Net assets	$437,104

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$437,104	297,462	$1.47
Band 100	-	-	1.50
Band 75	-	-	1.54
Band 50	-	-	1.57
Band 25	-	-	1.61
Band 0	-	-	1.65
Total	$437,104	297,462

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$23,462
Mortality & expense charges	(20,462)
Net investment income (loss)	3,000

Gain (loss) on investments:
Net realized gain (loss)	27,443
Realized gain distributions	6,328
Net change in unrealized appreciation (depreciation)	175,304
Net gain (loss)	209,075

Increase (decrease) in net assets from operations	$212,075

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,000	$6,056
Net realized gain (loss)	27,443	4,476
Realized gain distributions	6,328	96,821
Net change in unrealized appreciation (depreciation)	175,304	(209,151)

Increase (decrease) in net assets from operations	212,075	(101,798)

Contract owner transactions:
Proceeds from units sold	251,374	629,698
Cost of units redeemed	(2,033,819)	(163,606)
Account charges	(449)	(436)
Increase (decrease)	(1,782,894)	465,656
Net increase (decrease)	(1,570,819)	363,858
Net assets, beginning	2,007,923	1,644,065
Net assets, ending	$437,104	$2,007,923

Units sold	182,638	521,884
Units redeemed	(1,438,412)	(179,730)
Net increase (decrease)	(1,255,774)	342,154
Units outstanding, beginning	1,553,236	1,211,082
Units outstanding, ending	297,462	1,553,236

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,143,571
Cost of units redeemed/account charges	(6,123,160)
Net investment income (loss)	13,769
Net realized gain (loss)	108,581
Realized gain distributions	267,678
Net change in unrealized appreciation (depreciation)	26,665
Net assets	$437,104

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.47	297	$437	1.25%	13.7%	12/31/2019	$1.50	0	$0	1.00%	14.0%	12/31/2019	$1.54	0	$0	0.75%	14.2%
12/31/2018	1.29	1,553	2,008	1.25%	-4.8%	12/31/2018	1.32	0	0	1.00%	-4.5%	12/31/2018	1.35	0	0	0.75%	-4.3%
12/31/2017	1.36	1,211	1,644	1.25%	8.7%	12/31/2017	1.38	0	0	1.00%	9.0%	12/31/2017	1.41	0	0	0.75%	9.3%
12/31/2016	1.25	1,607	2,006	1.25%	4.9%	12/31/2016	1.27	0	0	1.00%	5.2%	12/31/2016	1.29	0	0	0.75%	5.4%
12/31/2015	1.19	1,386	1,650	1.25%	-2.2%	12/31/2015	1.21	0	0	1.00%	-1.9%	12/31/2015	1.22	0	0	0.75%	-1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.57	0	$0	0.50%	14.5%	12/31/2019	$1.61	0	$0	0.25%	14.8%	12/31/2019	$1.65	0	$0	0.00%	15.1%
12/31/2018	1.37	0	0	0.50%	-4.1%	12/31/2018	1.40	0	0	0.25%	-3.8%	12/31/2018	1.43	0	0	0.00%	-3.6%
12/31/2017	1.43	0	0	0.50%	9.5%	12/31/2017	1.46	0	0	0.25%	9.8%	12/31/2017	1.48	0	0	0.00%	10.1%
12/31/2016	1.31	0	0	0.50%	5.7%	12/31/2016	1.33	0	0	0.25%	6.0%	12/31/2016	1.35	0	0	0.00%	6.2%
12/31/2015	1.24	0	0	0.50%	-1.4%	12/31/2015	1.25	0	0	0.25%	-1.2%	12/31/2015	1.27	0	0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
2018	1.6%
2017	1.3%
2016	1.4%
2015	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement Balanced I Fund R Class - 06-799
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,326,419	$1,281,023	85,687
Receivables: investments sold	1,741
Payables: investments purchased	-
Net assets	$1,328,160

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,305,875	909,409	$1.44
Band 100	-	-	1.47
Band 75	-	-	1.50
Band 50	-	-	1.54
Band 25	-	-	1.57
Band 0	22,285	13,838	1.61
Total	$1,328,160	923,247

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$19,594
Mortality & expense charges	(16,551)
Net investment income (loss)	3,043

Gain (loss) on investments:
Net realized gain (loss)	(5)
Realized gain distributions	19,556
Net change in unrealized appreciation (depreciation)	146,124
Net gain (loss)	165,675

Increase (decrease) in net assets from operations	$168,718

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,043	$(302)
Net realized gain (loss)	(5)	19,109
Realized gain distributions	19,556	64,110
Net change in unrealized appreciation (depreciation)	146,124	(152,910)

Increase (decrease) in net assets from operations	168,718	(69,993)

Contract owner transactions:
Proceeds from units sold	213,378	507,688
Cost of units redeemed	(379,998)	(575,459)
Account charges	(2,344)	(2,119)
Increase (decrease)	(168,964)	(69,890)
Net increase (decrease)	(246)	(139,883)
Net assets, beginning	1,328,406	1,468,289
Net assets, ending	$1,328,160	$1,328,406

Units sold	201,562	381,553
Units redeemed	(325,281)	(434,340)
Net increase (decrease)	(123,719)	(52,787)
Units outstanding, beginning	1,046,966	1,099,753
Units outstanding, ending	923,247	1,046,966

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$8,169,297
Cost of units redeemed/account charges	(7,342,951)
Net investment income (loss)	(10,423)
Net realized gain (loss)	174,411
Realized gain distributions	292,430
Net change in unrealized appreciation (depreciation)	45,396
Net assets	$1,328,160

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.44	909	$1,306	1.25%	13.3%	12/31/2019	$1.47	0	$0	1.00%	13.6%	12/31/2019	$1.50	0	$0	0.75%	13.9%
12/31/2018	1.27	1,034	1,310	1.25%	-5.0%	12/31/2018	1.29	0	0	1.00%	-4.7%	12/31/2018	1.32	0	0	0.75%	-4.5%
12/31/2017	1.33	1,086	1,448	1.25%	8.5%	12/31/2017	1.36	0	0	1.00%	8.7%	12/31/2017	1.38	0	0	0.75%	9.0%
12/31/2016	1.23	1,602	1,970	1.25%	4.6%	12/31/2016	1.25	0	0	1.00%	4.9%	12/31/2016	1.27	0	0	0.75%	5.2%
12/31/2015	1.18	2,499	2,937	1.25%	-2.5%	12/31/2015	1.19	0	0	1.00%	-2.2%	12/31/2015	1.21	0	0	0.75%	-2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.54	0	$0	0.50%	14.2%	12/31/2019	$1.57	0	$0	0.25%	14.5%	12/31/2019	$1.61	14	$22	0.00%	14.8%
12/31/2018	1.35	0	0	0.50%	-4.3%	12/31/2018	1.38	0	0	0.25%	-4.0%	12/31/2018	1.40	13	18	0.00%	-3.8%
12/31/2017	1.41	0	0	0.50%	9.3%	12/31/2017	1.43	0	0	0.25%	9.5%	12/31/2017	1.46	14	21	0.00%	9.8%
12/31/2016	1.29	0	0	0.50%	5.4%	12/31/2016	1.31	0	0	0.25%	5.7%	12/31/2016	1.33	9	12	0.00%	6.0%
12/31/2015	1.22	0	0	0.50%	-1.7%	12/31/2015	1.24	0	0	0.25%	-1.5%	12/31/2015	1.25	63	79	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	1.3%
2017	0.9%
2016	1.0%
2015	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2060 Fund Advisor Class - 06-CMP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,717,384	$1,627,453	136,993
Receivables: investments sold	12,841
Payables: investments purchased	-
Net assets	$1,730,225

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,730,225	1,190,910	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.48
Band 50	-	-	1.49
Band 25	-	-	1.51
Band 0	-	-	1.52
Total	$1,730,225	1,190,910

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$19,308
Mortality & expense charges	(17,945)
Net investment income (loss)	1,363

Gain (loss) on investments:
Net realized gain (loss)	8,262
Realized gain distributions	43,444
Net change in unrealized appreciation (depreciation)	219,008
Net gain (loss)	270,714

Increase (decrease) in net assets from operations	$272,077

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,363	$794
Net realized gain (loss)	8,262	5,593
Realized gain distributions	43,444	37,114
Net change in unrealized appreciation (depreciation)	219,008	(146,788)

Increase (decrease) in net assets from operations	272,077	(103,287)

Contract owner transactions:
Proceeds from units sold	1,401,700	961,650
Cost of units redeemed	(932,139)	(283,695)
Account charges	(6,292)	(4,557)
Increase (decrease)	463,269	673,398
Net increase (decrease)	735,346	570,111
Net assets, beginning	994,879	424,768
Net assets, ending	$1,730,225	$994,879

Units sold	1,046,303	744,400
Units redeemed	(700,833)	(227,444)
Net increase (decrease)	345,470	516,956
Units outstanding, beginning	845,440	328,484
Units outstanding, ending	1,190,910	845,440

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,848,886
Cost of units redeemed/account charges	(1,317,936)
Net investment income (loss)	3,689
Net realized gain (loss)	19,341
Realized gain distributions	86,314
Net change in unrealized appreciation (depreciation)	89,931
Net assets	$1,730,225

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.45	1,191	$1,730	1.25%	23.5%	12/31/2019	$1.47	0	$0	1.00%	23.8%	12/31/2019	$1.48	0	$0	0.75%	24.1%
12/31/2018	1.18	845	995	1.25%	-9.0%	12/31/2018	1.18	0	0	1.00%	-8.8%	12/31/2018	1.19	0	0	0.75%	-8.5%
12/31/2017	1.29	328	425	1.25%	20.5%	12/31/2017	1.30	0	0	1.00%	20.9%	12/31/2017	1.30	0	0	0.75%	21.2%
12/31/2016	1.07	43	46	1.25%	7.3%	12/31/2016	1.07	0	0	1.00%	7.4%	12/31/2016	1.08	0	0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.49	0	$0	0.50%	24.4%	12/31/2019	$1.51	0	$0	0.25%	24.7%	12/31/2019	$1.52	0	$0	0.00%	25.0%
12/31/2018	1.20	0	0	0.50%	-8.3%	12/31/2018	1.21	0	0	0.25%	-8.1%	12/31/2018	1.22	0	0	0.00%	-7.8%
12/31/2017	1.31	0	0	0.50%	21.5%	12/31/2017	1.31	0	0	0.25%	21.8%	12/31/2017	1.32	0	0	0.00%	22.1%
12/31/2016	1.08	0	0	0.50%	7.8%	12/31/2016	1.08	0	0	0.25%	7.9%	12/31/2016	1.08	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	1.5%
2017	1.5%
2016	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2060 Fund R Class - 06-CMR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$632,873	$598,683	50,581
Receivables: investments sold	2,933
Payables: investments purchased	-
Net assets	$635,806

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$629,676	437,203	$1.44
Band 100	-	-	1.45
Band 75	-	-	1.47
Band 50	-	-	1.48
Band 25	-	-	1.49
Band 0	6,130	4,067	1.51
Total	$635,806	441,270

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$6,859
Mortality & expense charges	(5,676)
Net investment income (loss)	1,183

Gain (loss) on investments:
Net realized gain (loss)	522
Realized gain distributions	17,639
Net change in unrealized appreciation (depreciation)	72,650
Net gain (loss)	90,811

Increase (decrease) in net assets from operations	$91,994

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,183	$(1,105)
Net realized gain (loss)	522	6,941
Realized gain distributions	17,639	11,377
Net change in unrealized appreciation (depreciation)	72,650	(49,602)

Increase (decrease) in net assets from operations	91,994	(32,389)

Contract owner transactions:
Proceeds from units sold	487,430	310,966
Cost of units redeemed	(230,921)	(191,709)
Account charges	(3,448)	(2,747)
Increase (decrease)	253,061	116,510
Net increase (decrease)	345,055	84,121
Net assets, beginning	290,751	206,630
Net assets, ending	$635,806	$290,751

Units sold	367,043	240,391
Units redeemed	(173,786)	(152,691)
Net increase (decrease)	193,257	87,700
Units outstanding, beginning	248,013	160,313
Units outstanding, ending	441,270	248,013

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,050,205
Cost of units redeemed/account charges	(492,823)
Net investment income (loss)	430
Net realized gain (loss)	11,345
Realized gain distributions	32,459
Net change in unrealized appreciation (depreciation)	34,190
Net assets	$635,806

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.44	437	$630	1.25%	23.2%	12/31/2019	$1.45	0	$0	1.00%	23.5%	12/31/2019	$1.47	0	$0	0.75%	23.8%
12/31/2018	1.17	228	267	1.25%	-9.2%	12/31/2018	1.18	0	0	1.00%	-9.0%	12/31/2018	1.18	0	0	0.75%	-8.7%
12/31/2017	1.29	153	197	1.25%	20.2%	12/31/2017	1.29	0	0	1.00%	20.5%	12/31/2017	1.30	0	0	0.75%	20.8%
12/31/2016	1.07	19	21	1.25%	7.1%	12/31/2016	1.07	0	0	1.00%	7.3%	12/31/2016	1.07	0	0	0.75%	7.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.48	0	$0	0.50%	24.1%	12/31/2019	$1.49	0	$0	0.25%	24.4%	12/31/2019	$1.51	4	$6	0.00%	24.7%
12/31/2018	1.19	0	0	0.50%	-8.5%	12/31/2018	1.20	0	0	0.25%	-8.3%	12/31/2018	1.21	20	24	0.00%	-8.0%
12/31/2017	1.30	0	0	0.50%	21.1%	12/31/2017	1.31	0	0	0.25%	21.4%	12/31/2017	1.31	8	10	0.00%	21.8%
12/31/2016	1.08	0	0	0.50%	7.6%	12/31/2016	1.08	0	0	0.25%	7.8%	12/31/2016	1.08	1	1	0.00%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	1.0%
2017	1.5%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price U.S. Treasury Long-Term Fund - 06-CMT (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	1.25%	12.7%	12/31/2019	$1.07	0	$0	1.00%	13.0%	12/31/2019	$1.08	0	$0	0.75%	13.2%
12/31/2018	0.94	0	0	1.25%	-3.1%	12/31/2018	0.95	0	0	1.00%	-2.8%	12/31/2018	0.96	0	0	0.75%	-2.6%
12/31/2017	0.97	0	0	1.25%	6.9%	12/31/2017	0.98	0	0	1.00%	7.2%	12/31/2017	0.98	0	0	0.75%	7.4%
12/31/2016	0.91	0	0	1.25%	-8.9%	12/31/2016	0.91	0	0	1.00%	-8.7%	12/31/2016	0.91	0	0	0.75%	-8.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	13.5%	12/31/2019	$1.10	0	$0	0.25%	13.8%	12/31/2019	$1.11	0	$0	0.00%	14.1%
12/31/2018	0.96	0	0	0.50%	-2.4%	12/31/2018	0.97	0	0	0.25%	-2.1%	12/31/2018	0.98	0	0	0.00%	-1.9%
12/31/2017	0.99	0	0	0.50%	7.7%	12/31/2017	0.99	0	0	0.25%	8.0%	12/31/2017	0.99	0	0	0.00%	8.2%
12/31/2016	0.92	0	0	0.50%	-8.4%	12/31/2016	0.92	0	0	0.25%	-8.3%	12/31/2016	0.92	0	0	0.00%	-8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Blue Chip Growth Fund I Class - 06-FFN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,251,684	$33,068,347	299,353
Receivables: investments sold	8,847
Payables: investments purchased	-
Net assets	$37,260,531

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,260,531	21,569,498	$1.73
Band 100	-	-	1.74
Band 75	-	-	1.75
Band 50	-	-	1.77
Band 25	-	-	1.78
Band 0	-	-	1.79
Total	$37,260,531	21,569,498

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$77,965
Mortality & expense charges	(297,772)
Net investment income (loss)	(219,807)

Gain (loss) on investments:
Net realized gain (loss)	440,998
Realized gain distributions	101,955
Net change in unrealized appreciation (depreciation)	5,031,696
Net gain (loss)	5,574,649

Increase (decrease) in net assets from operations	$5,354,842

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(219,807)	$(39,580)
Net realized gain (loss)	440,998	128,621
Realized gain distributions	101,955	137,761
Net change in unrealized appreciation (depreciation)	5,031,696	(867,154)

Increase (decrease) in net assets from operations	5,354,842	(640,352)

Contract owner transactions:
Proceeds from units sold	26,090,854	14,482,098
Cost of units redeemed	(7,056,481)	(1,930,220)
Account charges	(20,045)	(3,266)
Increase (decrease)	19,014,328	12,548,612
Net increase (decrease)	24,369,170	11,908,260
Net assets, beginning	12,891,361	983,101
Net assets, ending	$37,260,531	$12,891,361

Units sold	16,268,168	10,176,752
Units redeemed	(4,289,415)	(1,323,712)
Net increase (decrease)	11,978,753	8,853,040
Units outstanding, beginning	9,590,745	737,705
Units outstanding, ending	21,569,498	9,590,745

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$43,159,983
Cost of units redeemed/account charges	(10,845,411)
Net investment income (loss)	(268,208)
Net realized gain (loss)	771,023
Realized gain distributions	259,807
Net change in unrealized appreciation (depreciation)	4,183,337
Net assets	$37,260,531

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.73	21,569	$37,261	1.25%	28.5%	12/31/2019	$1.74	0	$0	1.00%	28.8%	12/31/2019	$1.75	0	$0	0.75%	29.2%
12/31/2018	1.34	9,591	12,891	1.25%	0.9%	12/31/2018	1.35	0	0	1.00%	1.1%	12/31/2018	1.36	0	0	0.75%	1.4%
12/31/2017	1.33	738	983	1.25%	35.0%	12/31/2017	1.34	0	0	1.00%	35.4%	12/31/2017	1.34	0	0	0.75%	35.7%
12/31/2016	0.99	0	0	1.25%	-1.3%	12/31/2016	0.99	0	0	1.00%	-1.3%	12/31/2016	0.99	0	0	0.75%	-1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.77	0	$0	0.50%	29.5%	12/31/2019	$1.78	0	$0	0.25%	29.8%	12/31/2019	$1.79	0	$0	0.00%	30.1%
12/31/2018	1.37	0	0	0.50%	1.6%	12/31/2018	1.37	0	0	0.25%	1.9%	12/31/2018	1.38	0	0	0.00%	2.1%
12/31/2017	1.34	0	0	0.50%	36.0%	12/31/2017	1.35	0	0	0.25%	36.4%	12/31/2017	1.35	0	0	0.00%	36.7%
12/31/2016	0.99	0	0	0.50%	-1.3%	12/31/2016	0.99	0	0	0.25%	-1.2%	12/31/2016	0.99	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.3%
2018	0.1%
2017	0.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Equity Income Fund I Class - 06-FFP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$875
Mortality & expense charges	(403)
Net investment income (loss)	472

Gain (loss) on investments:
Net realized gain (loss)	(812)
Realized gain distributions	2,030
Net change in unrealized appreciation (depreciation)	5,679
Net gain (loss)	6,897

Increase (decrease) in net assets from operations	$7,369

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$472	$271
Net realized gain (loss)	(812)	(14)
Realized gain distributions	2,030	1,932
Net change in unrealized appreciation (depreciation)	5,679	(4,886)

Increase (decrease) in net assets from operations	7,369	(2,697)

Contract owner transactions:
Proceeds from units sold	12,211	7,974
Cost of units redeemed	(43,998)	-
Account charges	(6)	(2)
Increase (decrease)	(31,793)	7,972
Net increase (decrease)	(24,424)	5,275
Net assets, beginning	24,424	19,149
Net assets, ending	$-	$24,424

Units sold	10,613	7,109
Units redeemed	(34,538)	(1)
Net increase (decrease)	(23,925)	7,108
Units outstanding, beginning	23,925	16,817
Units outstanding, ending	-	23,925

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$38,717
Cost of units redeemed/account charges	(44,006)
Net investment income (loss)	828
Net realized gain (loss)	(826)
Realized gain distributions	5,287
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	0	$0	1.25%	25.1%	12/31/2019	$1.29	0	$0	1.00%	25.4%	12/31/2019	$1.30	0	$0	0.75%	25.7%
12/31/2018	1.02	24	24	1.25%	-10.3%	12/31/2018	1.03	0	0	1.00%	-10.1%	12/31/2018	1.03	0	0	0.75%	-9.9%
12/31/2017	1.14	17	19	1.25%	14.9%	12/31/2017	1.14	0	0	1.00%	15.2%	12/31/2017	1.14	0	0	0.75%	15.4%
12/31/2016	0.99	0	0	1.25%	-0.9%	12/31/2016	0.99	0	0	1.00%	-0.9%	12/31/2016	0.99	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	0	$0	0.50%	26.1%	12/31/2019	$1.32	0	$0	0.25%	26.4%	12/31/2019	$1.33	0	$0	0.00%	26.7%
12/31/2018	1.04	0	0	0.50%	-9.7%	12/31/2018	1.04	0	0	0.25%	-9.4%	12/31/2018	1.05	0	0	0.00%	-9.2%
12/31/2017	1.15	0	0	0.50%	15.7%	12/31/2017	1.15	0	0	0.25%	16.0%	12/31/2017	1.15	0	0	0.00%	16.3%
12/31/2016	0.99	0	0	0.50%	-0.8%	12/31/2016	0.99	0	0	0.25%	-0.8%	12/31/2016	0.99	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	7.2%
2018	2.6%
2017	1.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Growth Stock Fund I Class - 06-FFR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,238,059	$5,784,741	84,641
Receivables: investments sold	-
Payables: investments purchased	(26,194)
Net assets	$6,211,865

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,211,865	3,745,589	$1.66
Band 100	-	-	1.67
Band 75	-	-	1.68
Band 50	-	-	1.70
Band 25	-	-	1.71
Band 0	-	-	1.72
Total	$6,211,865	3,745,589

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$19,873
Mortality & expense charges	(70,756)
Net investment income (loss)	(50,883)

Gain (loss) on investments:
Net realized gain (loss)	(8,095)
Realized gain distributions	98,538
Net change in unrealized appreciation (depreciation)	1,328,225
Net gain (loss)	1,418,668

Increase (decrease) in net assets from operations	$1,367,785

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(50,883)	$(8,355)
Net realized gain (loss)	(8,095)	(10,697)
Realized gain distributions	98,538	362,500
Net change in unrealized appreciation (depreciation)	1,328,225	(873,065)

Increase (decrease) in net assets from operations	1,367,785	(529,617)

Contract owner transactions:
Proceeds from units sold	1,204,438	5,260,274
Cost of units redeemed	(809,839)	(660,173)
Account charges	(3,553)	(878)
Increase (decrease)	391,046	4,599,223
Net increase (decrease)	1,758,831	4,069,606
Net assets, beginning	4,453,034	383,428
Net assets, ending	$6,211,865	$4,453,034

Units sold	840,229	3,694,774
Units redeemed	(567,864)	(514,247)
Net increase (decrease)	272,365	3,180,527
Units outstanding, beginning	3,473,224	292,697
Units outstanding, ending	3,745,589	3,473,224

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,850,074
Cost of units redeemed/account charges	(1,474,443)
Net investment income (loss)	(59,330)
Net realized gain (loss)	(18,792)
Realized gain distributions	461,038
Net change in unrealized appreciation (depreciation)	453,318
Net assets	$6,211,865

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.66	3,746	$6,212	1.25%	29.4%	12/31/2019	$1.67	0	$0	1.00%	29.7%	12/31/2019	$1.68	0	$0	0.75%	30.0%
12/31/2018	1.28	3,473	4,453	1.25%	-2.1%	12/31/2018	1.29	0	0	1.00%	-1.9%	12/31/2018	1.30	0	0	0.75%	-1.6%
12/31/2017	1.31	293	383	1.25%	32.2%	12/31/2017	1.31	0	0	1.00%	32.5%	12/31/2017	1.32	0	0	0.75%	32.8%
12/31/2016	0.99	0	0	1.25%	-0.9%	12/31/2016	0.99	0	0	1.00%	-0.9%	12/31/2016	0.99	0	0	0.75%	-0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.70	0	$0	0.50%	30.3%	12/31/2019	$1.71	0	$0	0.25%	30.7%	12/31/2019	$1.72	0	$0	0.00%	31.0%
12/31/2018	1.30	0	0	0.50%	-1.4%	12/31/2018	1.31	0	0	0.25%	-1.1%	12/31/2018	1.32	0	0	0.00%	-0.9%
12/31/2017	1.32	0	0	0.50%	33.2%	12/31/2017	1.32	0	0	0.25%	33.5%	12/31/2017	1.33	0	0	0.00%	33.8%
12/31/2016	0.99	0	0	0.50%	-0.9%	12/31/2016	0.99	0	0	0.25%	-0.8%	12/31/2016	0.99	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.4%
2018	0.6%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price International Value Equity Fund I Class - 06-FFT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,324,049	$2,247,548	162,792
Receivables: investments sold	-
Payables: investments purchased	(18,910)
Net assets	$2,305,139

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,305,139	1,994,425	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$2,305,139	1,994,425

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$66,403
Mortality & expense charges	(20,051)
Net investment income (loss)	46,352

Gain (loss) on investments:
Net realized gain (loss)	(19,240)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	243,188
Net gain (loss)	223,948

Increase (decrease) in net assets from operations	$270,300

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$46,352	$19,614
Net realized gain (loss)	(19,240)	(11,121)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	243,188	(166,687)

Increase (decrease) in net assets from operations	270,300	(158,194)

Contract owner transactions:
Proceeds from units sold	1,471,785	1,137,104
Cost of units redeemed	(331,275)	(82,321)
Account charges	(1,364)	(896)
Increase (decrease)	1,139,146	1,053,887
Net increase (decrease)	1,409,446	895,693
Net assets, beginning	895,693	-
Net assets, ending	$2,305,139	$895,693

Units sold	1,464,024	1,004,324
Units redeemed	(395,195)	(78,728)
Net increase (decrease)	1,068,829	925,596
Units outstanding, beginning	925,596	-
Units outstanding, ending	1,994,425	925,596

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,553,406
Cost of units redeemed/account charges	(1,466,235)
Net investment income (loss)	59,743
Net realized gain (loss)	81,724
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	76,501
Net assets	$2,305,139

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	1,994	$2,305	1.25%	19.4%	12/31/2019	$1.16	0	$0	1.00%	19.7%	12/31/2019	$1.17	0	$0	0.75%	20.0%
12/31/2018	0.97	926	896	1.25%	-19.1%	12/31/2018	0.97	0	0	1.00%	-18.9%	12/31/2018	0.98	0	0	0.75%	-18.7%
12/31/2017	1.20	0	0	1.25%	19.5%	12/31/2017	1.20	0	0	1.00%	19.8%	12/31/2017	1.20	0	0	0.75%	20.1%
12/31/2016	1.00	0	0	1.25%	0.1%	12/31/2016	1.00	0	0	1.00%	0.1%	12/31/2016	1.00	0	0	0.75%	0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	0.50%	20.3%	12/31/2019	$1.19	0	$0	0.25%	20.6%	12/31/2019	$1.20	0	$0	0.00%	20.9%
12/31/2018	0.98	0	0	0.50%	-18.5%	12/31/2018	0.99	0	0	0.25%	-18.3%	12/31/2018	0.99	0	0	0.00%	-18.0%
12/31/2017	1.21	0	0	0.50%	20.4%	12/31/2017	1.21	0	0	0.25%	20.7%	12/31/2017	1.21	0	0	0.00%	21.0%
12/31/2016	1.00	0	0	0.50%	0.1%	12/31/2016	1.00	0	0	0.25%	0.1%	12/31/2016	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.1%
2018	5.3%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Mid-Cap Growth Fund I Class - 06-FFV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,728,455	$1,680,237	18,082
Receivables: investments sold	-
Payables: investments purchased	(5,041)
Net assets	$1,723,414

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,723,414	1,131,693	$1.52
Band 100	-	-	1.53
Band 75	-	-	1.55
Band 50	-	-	1.56
Band 25	-	-	1.57
Band 0	-	-	1.58
Total	$1,723,414	1,131,693

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,736
Mortality & expense charges	(14,332)
Net investment income (loss)	(10,596)

Gain (loss) on investments:
Net realized gain (loss)	(3,036)
Realized gain distributions	56,521
Net change in unrealized appreciation (depreciation)	237,581
Net gain (loss)	291,066

Increase (decrease) in net assets from operations	$280,470

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,596)	$(3,149)
Net realized gain (loss)	(3,036)	321
Realized gain distributions	56,521	96,851
Net change in unrealized appreciation (depreciation)	237,581	(189,363)

Increase (decrease) in net assets from operations	280,470	(95,340)

Contract owner transactions:
Proceeds from units sold	735,072	1,100,592
Cost of units redeemed	(205,084)	(90,284)
Account charges	(1,625)	(387)
Increase (decrease)	528,363	1,009,921
Net increase (decrease)	808,833	914,581
Net assets, beginning	914,581	-
Net assets, ending	$1,723,414	$914,581

Units sold	496,974	850,985
Units redeemed	(146,301)	(69,965)
Net increase (decrease)	350,673	781,020
Units outstanding, beginning	781,020	-
Units outstanding, ending	1,131,693	781,020

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,835,664
Cost of units redeemed/account charges	(297,380)
Net investment income (loss)	(13,745)
Net realized gain (loss)	(2,715)
Realized gain distributions	153,372
Net change in unrealized appreciation (depreciation)	48,218
Net assets	$1,723,414

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.52	1,132	$1,723	1.25%	30.0%	12/31/2019	$1.53	0	$0	1.00%	30.4%	12/31/2019	$1.55	0	$0	0.75%	30.7%
12/31/2018	1.17	781	915	1.25%	-3.1%	12/31/2018	1.18	0	0	1.00%	-2.9%	12/31/2018	1.18	0	0	0.75%	-2.6%
12/31/2017	1.21	0	0	1.25%	23.5%	12/31/2017	1.21	0	0	1.00%	23.8%	12/31/2017	1.22	0	0	0.75%	24.1%
12/31/2016	0.98	0	0	1.25%	-2.1%	12/31/2016	0.98	0	0	1.00%	-2.1%	12/31/2016	0.98	0	0	0.75%	-2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.56	0	$0	0.50%	31.0%	12/31/2019	$1.57	0	$0	0.25%	31.4%	12/31/2019	$1.58	0	$0	0.00%	31.7%
12/31/2018	1.19	0	0	0.50%	-2.4%	12/31/2018	1.20	0	0	0.25%	-2.2%	12/31/2018	1.20	0	0	0.00%	-1.9%
12/31/2017	1.22	0	0	0.50%	24.4%	12/31/2017	1.22	0	0	0.25%	24.7%	12/31/2017	1.22	0	0	0.00%	25.0%
12/31/2016	0.98	0	0	0.50%	-2.1%	12/31/2016	0.98	0	0	0.25%	-2.0%	12/31/2016	0.98	0	0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.3%
2018	0.6%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Mid-Cap Value Fund I Class - 06-FFW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$170,463	$168,755	6,104
Receivables: investments sold	144
Payables: investments purchased	-
Net assets	$170,607

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$170,607	150,760	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$170,607	150,760

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(86)
Net investment income (loss)	(86)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,708
Net gain (loss)	1,708

Increase (decrease) in net assets from operations	$1,622

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(86)	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,708	-

Increase (decrease) in net assets from operations	1,622	-

Contract owner transactions:
Proceeds from units sold	168,991	-
Cost of units redeemed	-	-
Account charges	(6)	-
Increase (decrease)	168,985	-
Net increase (decrease)	170,607	-
Net assets, beginning	-	-
Net assets, ending	$170,607	$-

Units sold	150,765	-
Units redeemed	(5)	-
Net increase (decrease)	150,760	-
Units outstanding, beginning	-	-
Units outstanding, ending	150,760	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$168,991
Cost of units redeemed/account charges	(6)
Net investment income (loss)	(86)
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,708
Net assets	$170,607

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	151	$171	1.25%	18.3%	12/31/2019	$1.14	0	$0	1.00%	18.6%	12/31/2019	$1.15	0	$0	0.75%	18.9%
12/31/2018	0.96	0	0	1.25%	-11.6%	12/31/2018	0.96	0	0	1.00%	-11.4%	12/31/2018	0.97	0	0	0.75%	-11.2%
12/31/2017	1.08	0	0	1.25%	10.4%	12/31/2017	1.09	0	0	1.00%	10.7%	12/31/2017	1.09	0	0	0.75%	11.0%
12/31/2016	0.98	0	0	1.25%	-1.9%	12/31/2016	0.98	0	0	1.00%	-1.9%	12/31/2016	0.98	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	0.50%	19.1%	12/31/2019	$1.17	0	$0	0.25%	19.4%	12/31/2019	$1.18	0	$0	0.00%	19.7%
12/31/2018	0.97	0	0	0.50%	-10.9%	12/31/2018	0.98	0	0	0.25%	-10.7%	12/31/2018	0.98	0	0	0.00%	-10.5%
12/31/2017	1.09	0	0	0.50%	11.2%	12/31/2017	1.09	0	0	0.25%	11.5%	12/31/2017	1.10	0	0	0.00%	11.8%
12/31/2016	0.98	0	0	0.50%	-1.9%	12/31/2016	0.98	0	0	0.25%	-1.9%	12/31/2016	0.98	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement Balanced I Fund I Class - 06-FFX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,587,254	$1,560,156	135,331
Receivables: investments sold	8,084
Payables: investments purchased	(1,130)
Net assets	$1,594,208

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,594,208	1,344,341	$1.19
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$1,594,208	1,344,341

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$13,792
Mortality & expense charges	(5,839)
Net investment income (loss)	7,953

Gain (loss) on investments:
Net realized gain (loss)	2,796
Realized gain distributions	17,185
Net change in unrealized appreciation (depreciation)	30,163
Net gain (loss)	50,144

Increase (decrease) in net assets from operations	$58,097

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,953	$694
Net realized gain (loss)	2,796	(5,385)
Realized gain distributions	17,185	890
Net change in unrealized appreciation (depreciation)	30,163	(3,573)

Increase (decrease) in net assets from operations	58,097	(7,374)

Contract owner transactions:
Proceeds from units sold	1,601,030	36,335
Cost of units redeemed	(104,284)	(280,114)
Account charges	(16)	(5)
Increase (decrease)	1,496,730	(243,784)
Net increase (decrease)	1,554,827	(251,158)
Net assets, beginning	39,381	290,539
Net assets, ending	$1,594,208	$39,381

Units sold	1,407,430	33,294
Units redeemed	(100,955)	(262,314)
Net increase (decrease)	1,306,475	(229,020)
Units outstanding, beginning	37,866	266,886
Units outstanding, ending	1,344,341	37,866

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,102,739
Cost of units redeemed/account charges	(566,342)
Net investment income (loss)	9,573
Net realized gain (loss)	(1,895)
Realized gain distributions	23,035
Net change in unrealized appreciation (depreciation)	27,098
Net assets	$1,594,208

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	1,344	$1,594	1.25%	14.0%	12/31/2019	$1.19	0	$0	1.00%	14.3%	12/31/2019	$1.20	0	$0	0.75%	14.6%
12/31/2018	1.04	38	39	1.25%	-4.5%	12/31/2018	1.05	0	0	1.00%	-4.2%	12/31/2018	1.05	0	0	0.75%	-4.0%
12/31/2017	1.09	267	291	1.25%	9.2%	12/31/2017	1.09	0	0	1.00%	9.4%	12/31/2017	1.09	0	0	0.75%	9.7%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	0	$0	0.50%	14.9%	12/31/2019	$1.22	0	$0	0.25%	15.2%	12/31/2019	$1.23	0	$0	0.00%	15.5%
12/31/2018	1.06	0	0	0.50%	-3.7%	12/31/2018	1.06	0	0	0.25%	-3.5%	12/31/2018	1.07	0	0	0.00%	-3.3%
12/31/2017	1.10	0	0	0.50%	10.0%	12/31/2017	1.10	0	0	0.25%	10.3%	12/31/2017	1.10	0	0	0.00%	10.5%
12/31/2016	1.00	0	0	0.50%	-0.2%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
2018	2.4%
2017	1.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2015 Fund I Class - 06-FFY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,290,263	$3,140,996	264,369
Receivables: investments sold	1,135
Payables: investments purchased	-
Net assets	$3,291,398

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,291,398	2,679,975	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$3,291,398	2,679,975

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$63,749
Mortality & expense charges	(31,691)
Net investment income (loss)	32,058

Gain (loss) on investments:
Net realized gain (loss)	(8,076)
Realized gain distributions	43,349
Net change in unrealized appreciation (depreciation)	314,990
Net gain (loss)	350,263

Increase (decrease) in net assets from operations	$382,321

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$32,058	$42,886
Net realized gain (loss)	(8,076)	(12,910)
Realized gain distributions	43,349	53,998
Net change in unrealized appreciation (depreciation)	314,990	(153,382)

Increase (decrease) in net assets from operations	382,321	(69,408)

Contract owner transactions:
Proceeds from units sold	3,364,815	1,899,176
Cost of units redeemed	(3,050,316)	(279,033)
Account charges	(2,816)	(3,130)
Increase (decrease)	311,683	1,617,013
Net increase (decrease)	694,004	1,547,605
Net assets, beginning	2,597,394	1,049,789
Net assets, ending	$3,291,398	$2,597,394

Units sold	2,999,868	1,774,041
Units redeemed	(2,775,010)	(258,785)
Net increase (decrease)	224,858	1,515,256
Units outstanding, beginning	2,455,117	939,861
Units outstanding, ending	2,679,975	2,455,117

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$7,349,858
Cost of units redeemed/account charges	(4,408,305)
Net investment income (loss)	87,453
Net realized gain (loss)	(4,595)
Realized gain distributions	117,720
Net change in unrealized appreciation (depreciation)	149,267
Net assets	$3,291,398

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.23	2,680	$3,291	1.25%	16.1%	12/31/2019	$1.24	0	$0	1.00%	16.4%	12/31/2019	$1.25	0	$0	0.75%	16.7%
12/31/2018	1.06	2,455	2,597	1.25%	-5.3%	12/31/2018	1.06	0	0	1.00%	-5.0%	12/31/2018	1.07	0	0	0.75%	-4.8%
12/31/2017	1.12	940	1,050	1.25%	12.1%	12/31/2017	1.12	0	0	1.00%	12.4%	12/31/2017	1.12	0	0	0.75%	12.7%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	0	$0	0.50%	17.0%	12/31/2019	$1.27	0	$0	0.25%	17.3%	12/31/2019	$1.28	0	$0	0.00%	17.5%
12/31/2018	1.07	0	0	0.50%	-4.6%	12/31/2018	1.08	0	0	0.25%	-4.3%	12/31/2018	1.09	0	0	0.00%	-4.1%
12/31/2017	1.13	0	0	0.50%	13.0%	12/31/2017	1.13	0	0	0.25%	13.2%	12/31/2017	1.13	0	0	0.00%	13.5%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	3.1%
2017	3.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2020 Fund I Class - 06-FGF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,148,967	$11,834,890	936,613
Receivables: investments sold	-
Payables: investments purchased	(1,089)
Net assets	$12,147,878

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,147,878	9,609,766	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$12,147,878	9,609,766

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$234,992
Mortality & expense charges	(72,961)
Net investment income (loss)	162,031

Gain (loss) on investments:
Net realized gain (loss)	(16,836)
Realized gain distributions	207,877
Net change in unrealized appreciation (depreciation)	587,016
Net gain (loss)	778,057

Increase (decrease) in net assets from operations	$940,088

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$162,031	$56,107
Net realized gain (loss)	(16,836)	(42,929)
Realized gain distributions	207,877	89,833
Net change in unrealized appreciation (depreciation)	587,016	(274,657)

Increase (decrease) in net assets from operations	940,088	(171,646)

Contract owner transactions:
Proceeds from units sold	9,692,616	3,747,931
Cost of units redeemed	(2,422,174)	(1,192,612)
Account charges	(6,110)	(3,944)
Increase (decrease)	7,264,332	2,551,375
Net increase (decrease)	8,204,420	2,379,729
Net assets, beginning	3,943,458	1,563,729
Net assets, ending	$12,147,878	$3,943,458

Units sold	8,530,527	3,391,377
Units redeemed	(2,600,640)	(1,082,969)
Net increase (decrease)	5,929,887	2,308,408
Units outstanding, beginning	3,679,879	1,371,471
Units outstanding, ending	9,609,766	3,679,879

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$15,412,411
Cost of units redeemed/account charges	(4,077,700)
Net investment income (loss)	238,362
Net realized gain (loss)	(58,465)
Realized gain distributions	319,193
Net change in unrealized appreciation (depreciation)	314,077
Net assets	$12,147,878

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	9,610	$12,148	1.25%	18.0%	12/31/2019	$1.27	0	$0	1.00%	18.3%	12/31/2019	$1.28	0	$0	0.75%	18.6%
12/31/2018	1.07	3,680	3,943	1.25%	-6.0%	12/31/2018	1.08	0	0	1.00%	-5.8%	12/31/2018	1.08	0	0	0.75%	-5.5%
12/31/2017	1.14	1,371	1,564	1.25%	14.5%	12/31/2017	1.14	0	0	1.00%	14.8%	12/31/2017	1.15	0	0	0.75%	15.0%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	0	$0	0.50%	18.8%	12/31/2019	$1.30	0	$0	0.25%	19.1%	12/31/2019	$1.31	0	$0	0.00%	19.4%
12/31/2018	1.09	0	0	0.50%	-5.3%	12/31/2018	1.09	0	0	0.25%	-5.1%	12/31/2018	1.10	0	0	0.00%	-4.8%
12/31/2017	1.15	0	0	0.50%	15.3%	12/31/2017	1.15	0	0	0.25%	15.6%	12/31/2017	1.16	0	0	0.00%	15.9%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.9%
2018	3.0%
2017	3.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2025 Fund I Class - 06-FGG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,099,285	$16,339,856	1,280,568
Receivables: investments sold	21,919
Payables: investments purchased	-
Net assets	$17,121,204

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,121,204	13,253,029	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$17,121,204	13,253,029

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$307,611
Mortality & expense charges	(125,334)
Net investment income (loss)	182,277

Gain (loss) on investments:
Net realized gain (loss)	(47,285)
Realized gain distributions	307,611
Net change in unrealized appreciation (depreciation)	1,313,944
Net gain (loss)	1,574,270

Increase (decrease) in net assets from operations	$1,756,547

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$182,277	$83,460
Net realized gain (loss)	(47,285)	(11,751)
Realized gain distributions	307,611	172,456
Net change in unrealized appreciation (depreciation)	1,313,944	(586,275)

Increase (decrease) in net assets from operations	1,756,547	(342,110)

Contract owner transactions:
Proceeds from units sold	10,445,658	4,458,068
Cost of units redeemed	(2,865,263)	(223,986)
Account charges	(4,085)	(1,598)
Increase (decrease)	7,576,310	4,232,484
Net increase (decrease)	9,332,857	3,890,374
Net assets, beginning	7,788,347	3,897,973
Net assets, ending	$17,121,204	$7,788,347

Units sold	9,566,868	4,050,607
Units redeemed	(3,526,848)	(205,201)
Net increase (decrease)	6,040,020	3,845,406
Units outstanding, beginning	7,213,009	3,367,603
Units outstanding, ending	13,253,029	7,213,009

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$18,669,553
Cost of units redeemed/account charges	(3,096,364)
Net investment income (loss)	313,517
Net realized gain (loss)	(58,821)
Realized gain distributions	533,890
Net change in unrealized appreciation (depreciation)	759,429
Net assets	$17,121,204

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	13,253	$17,121	1.25%	19.6%	12/31/2019	$1.30	0	$0	1.00%	19.9%	12/31/2019	$1.31	0	$0	0.75%	20.2%
12/31/2018	1.08	7,213	7,788	1.25%	-6.7%	12/31/2018	1.09	0	0	1.00%	-6.5%	12/31/2018	1.09	0	0	0.75%	-6.2%
12/31/2017	1.16	3,368	3,898	1.25%	16.4%	12/31/2017	1.16	0	0	1.00%	16.6%	12/31/2017	1.16	0	0	0.75%	16.9%
12/31/2016	0.99	0	0	1.25%	-0.5%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	1.00	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.32	0	$0	0.50%	20.5%	12/31/2019	$1.33	0	$0	0.25%	20.8%	12/31/2019	$1.34	0	$0	0.00%	21.1%
12/31/2018	1.10	0	0	0.50%	-6.0%	12/31/2018	1.10	0	0	0.25%	-5.8%	12/31/2018	1.11	0	0	0.00%	-5.5%
12/31/2017	1.17	0	0	0.50%	17.2%	12/31/2017	1.17	0	0	0.25%	17.5%	12/31/2017	1.17	0	0	0.00%	17.8%
12/31/2016	1.00	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.5%
2018	2.4%
2017	3.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2030 Fund I Class - 06-FGH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,162,768	$17,508,023	1,336,173
Receivables: investments sold	22,547
Payables: investments purchased	-
Net assets	$18,185,315

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,185,315	13,799,628	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$18,185,315	13,799,628

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$320,049
Mortality & expense charges	(127,190)
Net investment income (loss)	192,859

Gain (loss) on investments:
Net realized gain (loss)	(8,362)
Realized gain distributions	409,663
Net change in unrealized appreciation (depreciation)	1,244,352
Net gain (loss)	1,645,653

Increase (decrease) in net assets from operations	$1,838,512

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$192,859	$55,451
Net realized gain (loss)	(8,362)	(7,455)
Realized gain distributions	409,663	168,736
Net change in unrealized appreciation (depreciation)	1,244,352	(606,650)

Increase (decrease) in net assets from operations	1,838,512	(389,918)

Contract owner transactions:
Proceeds from units sold	11,451,908	4,683,064
Cost of units redeemed	(1,300,966)	(1,098,279)
Account charges	(12,934)	(7,919)
Increase (decrease)	10,138,008	3,576,866
Net increase (decrease)	11,976,520	3,186,948
Net assets, beginning	6,208,795	3,021,847
Net assets, ending	$18,185,315	$6,208,795

Units sold	10,040,577	4,066,658
Units redeemed	(1,949,278)	(932,947)
Net increase (decrease)	8,091,299	3,133,711
Units outstanding, beginning	5,708,329	2,574,618
Units outstanding, ending	13,799,628	5,708,329

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$19,813,381
Cost of units redeemed/account charges	(3,174,526)
Net investment income (loss)	283,486
Net realized gain (loss)	(15,674)
Realized gain distributions	623,903
Net change in unrealized appreciation (depreciation)	654,745
Net assets	$18,185,315

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.32	13,800	$18,185	1.25%	21.2%	12/31/2019	$1.33	0	$0	1.00%	21.5%	12/31/2019	$1.34	0	$0	0.75%	21.8%
12/31/2018	1.09	5,708	6,209	1.25%	-7.3%	12/31/2018	1.09	0	0	1.00%	-7.1%	12/31/2018	1.10	0	0	0.75%	-6.9%
12/31/2017	1.17	2,575	3,022	1.25%	18.0%	12/31/2017	1.18	0	0	1.00%	18.3%	12/31/2017	1.18	0	0	0.75%	18.6%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	0	$0	0.50%	22.1%	12/31/2019	$1.36	0	$0	0.25%	22.4%	12/31/2019	$1.37	0	$0	0.00%	22.7%
12/31/2018	1.10	0	0	0.50%	-6.6%	12/31/2018	1.11	0	0	0.25%	-6.4%	12/31/2018	1.12	0	0	0.00%	-6.2%
12/31/2017	1.18	0	0	0.50%	18.9%	12/31/2017	1.19	0	0	0.25%	19.2%	12/31/2017	1.19	0	0	0.00%	19.5%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.6%
2018	2.3%
2017	2.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2035 Fund I Class - 06-FGJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,992,647	$15,486,411	1,155,161
Receivables: investments sold	52,550
Payables: investments purchased	-
Net assets	$16,045,197

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,045,197	11,993,773	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$16,045,197	11,993,773

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$267,672
Mortality & expense charges	(84,910)
Net investment income (loss)	182,762

Gain (loss) on investments:
Net realized gain (loss)	21,950
Realized gain distributions	379,202
Net change in unrealized appreciation (depreciation)	722,401
Net gain (loss)	1,123,553

Increase (decrease) in net assets from operations	$1,306,315

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$182,762	$41,558
Net realized gain (loss)	21,950	(13,683)
Realized gain distributions	379,202	88,418
Net change in unrealized appreciation (depreciation)	722,401	(223,198)

Increase (decrease) in net assets from operations	1,306,315	(106,905)

Contract owner transactions:
Proceeds from units sold	13,109,924	2,931,491
Cost of units redeemed	(1,527,664)	(181,292)
Account charges	(6,359)	(1,336)
Increase (decrease)	11,575,901	2,748,863
Net increase (decrease)	12,882,216	2,641,958
Net assets, beginning	3,162,981	521,023
Net assets, ending	$16,045,197	$3,162,981

Units sold	10,762,885	2,618,680
Units redeemed	(1,662,171)	(164,190)
Net increase (decrease)	9,100,714	2,454,490
Units outstanding, beginning	2,893,059	438,569
Units outstanding, ending	11,993,773	2,893,059

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$16,546,171
Cost of units redeemed/account charges	(1,721,261)
Net investment income (loss)	229,638
Net realized gain (loss)	8,347
Realized gain distributions	476,066
Net change in unrealized appreciation (depreciation)	506,236
Net assets	$16,045,197

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	11,994	$16,045	1.25%	22.4%	12/31/2019	$1.35	0	$0	1.00%	22.7%	12/31/2019	$1.36	0	$0	0.75%	23.0%
12/31/2018	1.09	2,893	3,163	1.25%	-8.0%	12/31/2018	1.10	0	0	1.00%	-7.7%	12/31/2018	1.10	0	0	0.75%	-7.5%
12/31/2017	1.19	439	521	1.25%	19.5%	12/31/2017	1.19	0	0	1.00%	19.8%	12/31/2017	1.19	0	0	0.75%	20.1%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	0	$0	0.50%	23.3%	12/31/2019	$1.38	0	$0	0.25%	23.6%	12/31/2019	$1.39	0	$0	0.00%	23.9%
12/31/2018	1.11	0	0	0.50%	-7.3%	12/31/2018	1.12	0	0	0.25%	-7.0%	12/31/2018	1.12	0	0	0.00%	-6.8%
12/31/2017	1.20	0	0	0.50%	20.4%	12/31/2017	1.20	0	0	0.25%	20.7%	12/31/2017	1.20	0	0	0.00%	21.0%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.8%
2018	2.9%
2017	2.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2040 Fund I Class - 06-FGK
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,681,352	$14,932,801	1,119,028
Receivables: investments sold	18,623
Payables: investments purchased	-
Net assets	$15,699,975

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,699,975	11,599,461	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$15,699,975	11,599,461

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$245,253
Mortality & expense charges	(106,452)
Net investment income (loss)	138,801

Gain (loss) on investments:
Net realized gain (loss)	(33,611)
Realized gain distributions	426,527
Net change in unrealized appreciation (depreciation)	1,158,520
Net gain (loss)	1,551,436

Increase (decrease) in net assets from operations	$1,690,237

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$138,801	$43,172
Net realized gain (loss)	(33,611)	(19,073)
Realized gain distributions	426,527	141,319
Net change in unrealized appreciation (depreciation)	1,158,520	(408,098)

Increase (decrease) in net assets from operations	1,690,237	(242,680)

Contract owner transactions:
Proceeds from units sold	10,641,736	4,735,603
Cost of units redeemed	(1,264,357)	(1,060,718)
Account charges	(12,457)	(8,382)
Increase (decrease)	9,364,922	3,666,503
Net increase (decrease)	11,055,159	3,423,823
Net assets, beginning	4,644,816	1,220,993
Net assets, ending	$15,699,975	$4,644,816

Units sold	8,893,360	4,111,385
Units redeemed	(1,526,556)	(898,272)
Net increase (decrease)	7,366,804	3,213,113
Units outstanding, beginning	4,232,657	1,019,544
Units outstanding, ending	11,599,461	4,232,657

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$17,485,068
Cost of units redeemed/account charges	(3,266,109)
Net investment income (loss)	195,614
Net realized gain (loss)	(51,447)
Realized gain distributions	588,298
Net change in unrealized appreciation (depreciation)	748,551
Net assets	$15,699,975

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	11,599	$15,700	1.25%	23.3%	12/31/2019	$1.36	0	$0	1.00%	23.6%	12/31/2019	$1.37	0	$0	0.75%	24.0%
12/31/2018	1.10	4,233	4,645	1.25%	-8.4%	12/31/2018	1.10	0	0	1.00%	-8.1%	12/31/2018	1.11	0	0	0.75%	-7.9%
12/31/2017	1.20	1,020	1,221	1.25%	20.6%	12/31/2017	1.20	0	0	1.00%	20.9%	12/31/2017	1.20	0	0	0.75%	21.2%
12/31/2016	0.99	0	0	1.25%	-0.7%	12/31/2016	0.99	0	0	1.00%	-0.7%	12/31/2016	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.38	0	$0	0.50%	24.3%	12/31/2019	$1.40	0	$0	0.25%	24.6%	12/31/2019	$1.41	0	$0	0.00%	24.9%
12/31/2018	1.11	0	0	0.50%	-7.7%	12/31/2018	1.12	0	0	0.25%	-7.4%	12/31/2018	1.13	0	0	0.00%	-7.2%
12/31/2017	1.21	0	0	0.50%	21.5%	12/31/2017	1.21	0	0	0.25%	21.8%	12/31/2017	1.21	0	0	0.00%	22.1%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.4%
2018	2.3%
2017	2.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2045 Fund I Class - 06-FGM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,433,309	$12,785,972	950,845
Receivables: investments sold	59,184
Payables: investments purchased	-
Net assets	$13,492,493

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,492,493	9,914,630	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$13,492,493	9,914,630

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$199,235
Mortality & expense charges	(83,895)
Net investment income (loss)	115,340

Gain (loss) on investments:
Net realized gain (loss)	(13,567)
Realized gain distributions	362,247
Net change in unrealized appreciation (depreciation)	892,748
Net gain (loss)	1,241,428

Increase (decrease) in net assets from operations	$1,356,768

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$115,340	$32,924
Net realized gain (loss)	(13,567)	1,139
Realized gain distributions	362,247	92,951
Net change in unrealized appreciation (depreciation)	892,748	(256,591)

Increase (decrease) in net assets from operations	1,356,768	(129,577)

Contract owner transactions:
Proceeds from units sold	9,788,227	2,947,585
Cost of units redeemed	(838,560)	(334,356)
Account charges	(6,320)	(1,661)
Increase (decrease)	8,943,347	2,611,568
Net increase (decrease)	10,300,115	2,481,991
Net assets, beginning	3,192,378	710,387
Net assets, ending	$13,492,493	$3,192,378

Units sold	8,010,756	2,596,698
Units redeemed	(1,004,120)	(279,730)
Net increase (decrease)	7,006,636	2,316,968
Units outstanding, beginning	2,907,994	591,026
Units outstanding, ending	9,914,630	2,907,994

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$13,457,119
Cost of units redeemed/account charges	(1,222,058)
Net investment income (loss)	154,855
Net realized gain (loss)	(11,301)
Realized gain distributions	466,541
Net change in unrealized appreciation (depreciation)	647,337
Net assets	$13,492,493

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	9,915	$13,492	1.25%	24.0%	12/31/2019	$1.37	0	$0	1.00%	24.3%	12/31/2019	$1.38	0	$0	0.75%	24.6%
12/31/2018	1.10	2,908	3,192	1.25%	-8.7%	12/31/2018	1.10	0	0	1.00%	-8.4%	12/31/2018	1.11	0	0	0.75%	-8.2%
12/31/2017	1.20	591	710	1.25%	21.0%	12/31/2017	1.21	0	0	1.00%	21.3%	12/31/2017	1.21	0	0	0.75%	21.6%
12/31/2016	0.99	0	0	1.25%	-0.7%	12/31/2016	0.99	0	0	1.00%	-0.7%	12/31/2016	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	24.9%	12/31/2019	$1.40	0	$0	0.25%	25.2%	12/31/2019	$1.41	0	$0	0.00%	25.5%
12/31/2018	1.11	0	0	0.50%	-8.0%	12/31/2018	1.12	0	0	0.25%	-7.7%	12/31/2018	1.13	0	0	0.00%	-7.5%
12/31/2017	1.21	0	0	0.50%	21.9%	12/31/2017	1.21	0	0	0.25%	22.2%	12/31/2017	1.22	0	0	0.00%	22.6%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.4%
2018	2.4%
2017	2.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2050 Fund I Class - 06-FGN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,966,618	$10,480,926	777,154
Receivables: investments sold	22,342
Payables: investments purchased	-
Net assets	$10,988,960

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,988,960	8,071,666	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$10,988,960	8,071,666

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$162,033
Mortality & expense charges	(72,124)
Net investment income (loss)	89,909

Gain (loss) on investments:
Net realized gain (loss)	(22,297)
Realized gain distributions	316,701
Net change in unrealized appreciation (depreciation)	802,461
Net gain (loss)	1,096,865

Increase (decrease) in net assets from operations	$1,186,774

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$89,909	$33,138
Net realized gain (loss)	(22,297)	65
Realized gain distributions	316,701	98,996
Net change in unrealized appreciation (depreciation)	802,461	(323,820)

Increase (decrease) in net assets from operations	1,186,774	(191,621)

Contract owner transactions:
Proceeds from units sold	7,459,028	3,843,016
Cost of units redeemed	(952,183)	(899,220)
Account charges	(7,914)	(3,735)
Increase (decrease)	6,498,931	2,940,061
Net increase (decrease)	7,685,705	2,748,440
Net assets, beginning	3,303,255	554,815
Net assets, ending	$10,988,960	$3,303,255

Units sold	6,285,328	3,287,274
Units redeemed	(1,222,595)	(739,933)
Net increase (decrease)	5,062,733	2,547,341
Units outstanding, beginning	3,008,933	461,592
Units outstanding, ending	8,071,666	3,008,933

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$11,974,614
Cost of units redeemed/account charges	(2,003,028)
Net investment income (loss)	128,495
Net realized gain (loss)	(21,603)
Realized gain distributions	424,790
Net change in unrealized appreciation (depreciation)	485,692
Net assets	$10,988,960

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	8,072	$10,989	1.25%	24.0%	12/31/2019	$1.37	0	$0	1.00%	24.3%	12/31/2019	$1.38	0	$0	0.75%	24.6%
12/31/2018	1.10	3,009	3,303	1.25%	-8.7%	12/31/2018	1.10	0	0	1.00%	-8.4%	12/31/2018	1.11	0	0	0.75%	-8.2%
12/31/2017	1.20	462	555	1.25%	21.0%	12/31/2017	1.21	0	0	1.00%	21.3%	12/31/2017	1.21	0	0	0.75%	21.6%
12/31/2016	0.99	0	0	1.25%	-0.7%	12/31/2016	0.99	0	0	1.00%	-0.7%	12/31/2016	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	24.9%	12/31/2019	$1.40	0	$0	0.25%	25.3%	12/31/2019	$1.41	0	$0	0.00%	25.6%
12/31/2018	1.11	0	0	0.50%	-8.0%	12/31/2018	1.12	0	0	0.25%	-7.7%	12/31/2018	1.13	0	0	0.00%	-7.5%
12/31/2017	1.21	0	0	0.50%	21.9%	12/31/2017	1.21	0	0	0.25%	22.2%	12/31/2017	1.22	0	0	0.00%	22.6%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	2.6%
2017	2.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2055 Fund I Class - 06-FGP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,581,768	$6,220,878	462,970
Receivables: investments sold	24,816
Payables: investments purchased	-
Net assets	$6,606,584

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,606,584	4,853,568	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$6,606,584	4,853,568

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$96,831
Mortality & expense charges	(43,494)
Net investment income (loss)	53,337

Gain (loss) on investments:
Net realized gain (loss)	(3,779)
Realized gain distributions	162,852
Net change in unrealized appreciation (depreciation)	486,395
Net gain (loss)	645,468

Increase (decrease) in net assets from operations	$698,805

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$53,337	$15,631
Net realized gain (loss)	(3,779)	1,211
Realized gain distributions	162,852	41,168
Net change in unrealized appreciation (depreciation)	486,395	(126,088)

Increase (decrease) in net assets from operations	698,805	(68,078)

Contract owner transactions:
Proceeds from units sold	4,854,044	1,786,314
Cost of units redeemed	(465,455)	(264,534)
Account charges	(6,043)	(2,289)
Increase (decrease)	4,382,546	1,519,491
Net increase (decrease)	5,081,351	1,451,413
Net assets, beginning	1,525,233	73,820
Net assets, ending	$6,606,584	$1,525,233

Units sold	4,051,664	1,546,624
Units redeemed	(587,154)	(218,973)
Net increase (decrease)	3,464,510	1,327,651
Units outstanding, beginning	1,389,058	61,407
Units outstanding, ending	4,853,568	1,389,058

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,721,659
Cost of units redeemed/account charges	(748,187)
Net investment income (loss)	69,586
Net realized gain (loss)	(2,304)
Realized gain distributions	204,940
Net change in unrealized appreciation (depreciation)	360,890
Net assets	$6,606,584

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	4,854	$6,607	1.25%	24.0%	12/31/2019	$1.37	0	$0	1.00%	24.3%	12/31/2019	$1.38	0	$0	0.75%	24.6%
12/31/2018	1.10	1,389	1,525	1.25%	-8.7%	12/31/2018	1.10	0	0	1.00%	-8.4%	12/31/2018	1.11	0	0	0.75%	-8.2%
12/31/2017	1.20	61	74	1.25%	21.1%	12/31/2017	1.21	0	0	1.00%	21.4%	12/31/2017	1.21	0	0	0.75%	21.7%
12/31/2016	0.99	0	0	1.25%	-0.7%	12/31/2016	0.99	0	0	1.00%	-0.7%	12/31/2016	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	24.9%	12/31/2019	$1.40	0	$0	0.25%	25.2%	12/31/2019	$1.41	0	$0	0.00%	25.5%
12/31/2018	1.12	0	0	0.50%	-8.0%	12/31/2018	1.12	0	0	0.25%	-7.7%	12/31/2018	1.13	0	0	0.00%	-7.5%
12/31/2017	1.21	0	0	0.50%	22.0%	12/31/2017	1.21	0	0	0.25%	22.3%	12/31/2017	1.22	0	0	0.00%	22.6%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.4%
2018	2.7%
2017	2.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2060 Fund I Class - 06-FGR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,190,924	$1,129,038	83,400
Receivables: investments sold	864
Payables: investments purchased	-
Net assets	$1,191,788

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,191,788	876,328	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$1,191,788	876,328

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$16,442
Mortality & expense charges	(6,653)
Net investment income (loss)	9,789

Gain (loss) on investments:
Net realized gain (loss)	1,805
Realized gain distributions	21,922
Net change in unrealized appreciation (depreciation)	75,998
Net gain (loss)	99,725

Increase (decrease) in net assets from operations	$109,514

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$9,789	$1,688
Net realized gain (loss)	1,805	(109)
Realized gain distributions	21,922	3,547
Net change in unrealized appreciation (depreciation)	75,998	(14,092)

Increase (decrease) in net assets from operations	109,514	(8,966)

Contract owner transactions:
Proceeds from units sold	1,038,553	222,545
Cost of units redeemed	(114,722)	(51,002)
Account charges	(4,446)	(992)
Increase (decrease)	919,385	170,551
Net increase (decrease)	1,028,899	161,585
Net assets, beginning	162,889	1,304
Net assets, ending	$1,191,788	$162,889

Units sold	877,165	189,716
Units redeemed	(149,260)	(42,379)
Net increase (decrease)	727,905	147,337
Units outstanding, beginning	148,423	1,086
Units outstanding, ending	876,328	148,423

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,262,492
Cost of units redeemed/account charges	(171,259)
Net investment income (loss)	11,487
Net realized gain (loss)	1,697
Realized gain distributions	25,485
Net change in unrealized appreciation (depreciation)	61,886
Net assets	$1,191,788

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	876	$1,192	1.25%	23.9%	12/31/2019	$1.37	0	$0	1.00%	24.2%	12/31/2019	$1.38	0	$0	0.75%	24.5%
12/31/2018	1.10	148	163	1.25%	-8.6%	12/31/2018	1.10	0	0	1.00%	-8.4%	12/31/2018	1.11	0	0	0.75%	-8.1%
12/31/2017	1.20	1	1	1.25%	21.0%	12/31/2017	1.20	0	0	1.00%	21.3%	12/31/2017	1.21	0	0	0.75%	21.6%
12/31/2016	0.99	0	0	1.25%	-0.8%	12/31/2016	0.99	0	0	1.00%	-0.8%	12/31/2016	0.99	0	0	0.75%	-0.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	24.9%	12/31/2019	$1.40	0	$0	0.25%	25.2%	12/31/2019	$1.41	0	$0	0.00%	25.5%
12/31/2018	1.11	0	0	0.50%	-7.9%	12/31/2018	1.12	0	0	0.25%	-7.7%	12/31/2018	1.13	0	0	0.00%	-7.4%
12/31/2017	1.21	0	0	0.50%	21.9%	12/31/2017	1.21	0	0	0.25%	22.2%	12/31/2017	1.22	0	0	0.00%	22.5%
12/31/2016	0.99	0	0	0.50%	-0.7%	12/31/2016	0.99	0	0	0.25%	-0.7%	12/31/2016	0.99	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.4%
2018	2.7%
2017	1.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Financial Services Fund I Class - 06-GPC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$803	$765	28
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$803

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$803	695	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$803	695

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$11
Mortality & expense charges	(2)
Net investment income (loss)	9

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	15
Net change in unrealized appreciation (depreciation)	38
Net gain (loss)	53

Increase (decrease) in net assets from operations	$62

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$9	$-
Net realized gain (loss)	-	-
Realized gain distributions	15	-
Net change in unrealized appreciation (depreciation)	38	-

Increase (decrease) in net assets from operations	62	-

Contract owner transactions:
Proceeds from units sold	741	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	741	-
Net increase (decrease)	803	-
Net assets, beginning	-	-
Net assets, ending	$803	$-

Units sold	695	-
Units redeemed	-	-
Net increase (decrease)	695	-
Units outstanding, beginning	-	-
Units outstanding, ending	695	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$741
Cost of units redeemed/account charges	-
Net investment income (loss)	9
Net realized gain (loss)	-
Realized gain distributions	15
Net change in unrealized appreciation (depreciation)	38
Net assets	$803

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	1	$1	1.25%	28.3%	12/31/2019	$1.16	0	$0	1.00%	28.6%	12/31/2019	$1.17	0	$0	0.75%	28.9%
12/31/2018	0.90	0	0	1.25%	-10.9%	12/31/2018	0.90	0	0	1.00%	-10.7%	12/31/2018	0.91	0	0	0.75%	-10.5%
12/31/2017	1.01	0	0	1.25%	1.1%	12/31/2017	1.01	0	0	1.00%	1.2%	12/31/2017	1.01	0	0	0.75%	1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	29.3%	12/31/2019	$1.18	0	$0	0.25%	29.6%	12/31/2019	$1.19	0	$0	0.00%	29.9%
12/31/2018	0.91	0	0	0.50%	-10.3%	12/31/2018	0.91	0	0	0.25%	-10.0%	12/31/2018	0.91	0	0	0.00%	-9.8%
12/31/2017	1.01	0	0	0.50%	1.2%	12/31/2017	1.01	0	0	0.25%	1.2%	12/31/2017	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.7%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Real Estate Fund I Class - 06-GFP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$239,538	$263,477	9,327
Receivables: investments sold	371
Payables: investments purchased	-
Net assets	$239,909

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$239,909	213,545	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$239,909	213,545

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$5,316
Mortality & expense charges	(2,392)
Net investment income (loss)	2,924

Gain (loss) on investments:
Net realized gain (loss)	(23)
Realized gain distributions	30,289
Net change in unrealized appreciation (depreciation)	(2,991)
Net gain (loss)	27,275

Increase (decrease) in net assets from operations	$30,199

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,924	$3,428
Net realized gain (loss)	(23)	(6,816)
Realized gain distributions	30,289	3,523
Net change in unrealized appreciation (depreciation)	(2,991)	(12,937)

Increase (decrease) in net assets from operations	30,199	(12,802)

Contract owner transactions:
Proceeds from units sold	152,734	20,519
Cost of units redeemed	(72,512)	(260,369)
Account charges	(484)	(1,888)
Increase (decrease)	79,738	(241,738)
Net increase (decrease)	109,937	(254,540)
Net assets, beginning	129,972	384,512
Net assets, ending	$239,909	$129,972

Units sold	139,841	20,975
Units redeemed	(66,442)	(254,149)
Net increase (decrease)	73,399	(233,174)
Units outstanding, beginning	140,146	373,320
Units outstanding, ending	213,545	140,146

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$939,715
Cost of units redeemed/account charges	(715,961)
Net investment income (loss)	9,727
Net realized gain (loss)	(6,846)
Realized gain distributions	37,213
Net change in unrealized appreciation (depreciation)	(23,939)
Net assets	$239,909

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	214	$240	1.25%	21.1%	12/31/2019	$1.13	0	$0	1.00%	21.4%	12/31/2019	$1.14	0	$0	0.75%	21.7%
12/31/2018	0.93	140	130	1.25%	-10.0%	12/31/2018	0.93	0	0	1.00%	-9.7%	12/31/2018	0.93	0	0	0.75%	-9.5%
12/31/2017	1.03	373	385	1.25%	3.0%	12/31/2017	1.03	0	0	1.00%	3.1%	12/31/2017	1.03	0	0	0.75%	3.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	22.1%	12/31/2019	$1.15	0	$0	0.25%	22.4%	12/31/2019	$1.16	0	$0	0.00%	22.7%
12/31/2018	0.94	0	0	0.50%	-9.3%	12/31/2018	0.94	0	0	0.25%	-9.0%	12/31/2018	0.94	0	0	0.00%	-8.8%
12/31/2017	1.03	0	0	0.50%	3.3%	12/31/2017	1.03	0	0	0.25%	3.5%	12/31/2017	1.04	0	0	0.00%	3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.9%
2018	2.7%
2017	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2005 Fund I Class - 06-GCN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$274,765	$271,414	23,034
Receivables: investments sold	261
Payables: investments purchased	-
Net assets	$275,026

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$275,026	243,514	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$275,026	243,514

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$5,810
Mortality & expense charges	(1,628)
Net investment income (loss)	4,182

Gain (loss) on investments:
Net realized gain (loss)	186
Realized gain distributions	2,458
Net change in unrealized appreciation (depreciation)	8,301
Net gain (loss)	10,945

Increase (decrease) in net assets from operations	$15,127

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,182	$433
Net realized gain (loss)	186	12
Realized gain distributions	2,458	1,050
Net change in unrealized appreciation (depreciation)	8,301	(4,372)

Increase (decrease) in net assets from operations	15,127	(2,877)

Contract owner transactions:
Proceeds from units sold	203,805	3,319
Cost of units redeemed	(8,786)	(12,099)
Account charges	(22)	(20)
Increase (decrease)	194,997	(8,800)
Net increase (decrease)	210,124	(11,677)
Net assets, beginning	64,902	76,579
Net assets, ending	$275,026	$64,902

Units sold	186,485	3,227
Units redeemed	(8,328)	(11,648)
Net increase (decrease)	178,157	(8,421)
Units outstanding, beginning	65,357	73,778
Units outstanding, ending	243,514	65,357

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$283,290
Cost of units redeemed/account charges	(22,013)
Net investment income (loss)	5,605
Net realized gain (loss)	216
Realized gain distributions	4,577
Net change in unrealized appreciation (depreciation)	3,351
Net assets	$275,026

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	244	$275	1.25%	13.7%	12/31/2019	$1.14	0	$0	1.00%	14.0%	12/31/2019	$1.14	0	$0	0.75%	14.3%
12/31/2018	0.99	65	65	1.25%	-4.3%	12/31/2018	1.00	0	0	1.00%	-4.1%	12/31/2018	1.00	0	0	0.75%	-3.8%
12/31/2017	1.04	74	77	1.25%	3.8%	12/31/2017	1.04	0	0	1.00%	3.9%	12/31/2017	1.04	0	0	0.75%	4.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	14.6%	12/31/2019	$1.16	0	$0	0.25%	14.9%	12/31/2019	$1.17	0	$0	0.00%	15.2%
12/31/2018	1.00	0	0	0.50%	-3.6%	12/31/2018	1.01	0	0	0.25%	-3.4%	12/31/2018	1.01	0	0	0.00%	-3.1%
12/31/2017	1.04	0	0	0.50%	4.2%	12/31/2017	1.04	0	0	0.25%	4.3%	12/31/2017	1.04	0	0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.4%
2018	1.9%
2017	3.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Retirement 2010 Fund I Class - 06-GCP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$219,195	$204,073	17,917
Receivables: investments sold	112
Payables: investments purchased	-
Net assets	$219,307

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$219,307	192,162	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$219,307	192,162

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,501
Mortality & expense charges	(2,202)
Net investment income (loss)	2,299

Gain (loss) on investments:
Net realized gain (loss)	14,064
Realized gain distributions	2,250
Net change in unrealized appreciation (depreciation)	16,849
Net gain (loss)	33,163

Increase (decrease) in net assets from operations	$35,462

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,299	$674
Net realized gain (loss)	14,064	(2,241)
Realized gain distributions	2,250	2,235
Net change in unrealized appreciation (depreciation)	16,849	(1,260)

Increase (decrease) in net assets from operations	35,462	(592)

Contract owner transactions:
Proceeds from units sold	90,425	1,206,562
Cost of units redeemed	(1,167,538)	(55,716)
Account charges	(119)	(698)
Increase (decrease)	(1,077,232)	1,150,148
Net increase (decrease)	(1,041,770)	1,149,556
Net assets, beginning	1,261,077	111,521
Net assets, ending	$219,307	$1,261,077

Units sold	82,099	1,218,726
Units redeemed	(1,159,156)	(56,400)
Net increase (decrease)	(1,077,057)	1,162,326
Units outstanding, beginning	1,269,219	106,893
Units outstanding, ending	192,162	1,269,219

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,407,874
Cost of units redeemed/account charges	(1,225,930)
Net investment income (loss)	4,579
Net realized gain (loss)	11,828
Realized gain distributions	5,834
Net change in unrealized appreciation (depreciation)	15,122
Net assets	$219,307

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	192	$219	1.25%	14.9%	12/31/2019	$1.15	0	$0	1.00%	15.2%	12/31/2019	$1.16	0	$0	0.75%	15.4%
12/31/2018	0.99	1,269	1,261	1.25%	-4.8%	12/31/2018	1.00	0	0	1.00%	-4.5%	12/31/2018	1.00	0	0	0.75%	-4.3%
12/31/2017	1.04	107	112	1.25%	4.3%	12/31/2017	1.04	0	0	1.00%	4.5%	12/31/2017	1.05	0	0	0.75%	4.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	0.50%	15.7%	12/31/2019	$1.17	0	$0	0.25%	16.0%	12/31/2019	$1.18	0	$0	0.00%	16.3%
12/31/2018	1.01	0	0	0.50%	-4.0%	12/31/2018	1.01	0	0	0.25%	-3.8%	12/31/2018	1.01	0	0	0.00%	-3.6%
12/31/2017	1.05	0	0	0.50%	4.7%	12/31/2017	1.05	0	0	0.25%	4.9%	12/31/2017	1.05	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.6%
2018	0.4%
2017	3.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price New America Growth Fund I Class - 06-3CY (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.20
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	1.25%	33.5%	12/31/2019	$1.20	0	$0	1.00%	33.8%	12/31/2019	$1.20	0	$0	0.75%	34.2%
12/31/2018	0.89	0	0	1.25%	-10.8%	12/31/2018	0.89	0	0	1.00%	-10.7%	12/31/2018	0.89	0	0	0.75%	-10.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	0.50%	34.5%	12/31/2019	$1.21	0	$0	0.25%	34.8%	12/31/2019	$1.21	0	$0	0.00%	35.2%
12/31/2018	0.90	0	0	0.50%	-10.4%	12/31/2018	0.90	0	0	0.25%	-10.3%	12/31/2018	0.90	0	0	0.00%	-10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Dividend Growth Fund I Class - 06-3W9 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	1.25%	14.8%	12/31/2019	$1.15	0	$0	1.00%	15.0%	12/31/2019	$1.15	0	$0	0.75%	15.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	15.5%	12/31/2019	$1.16	0	$0	0.25%	15.7%	12/31/2019	$1.16	0	$0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TRowe Price Global Alloc Adv Advisor Class - 06-47X (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	1.25%	6.2%	12/31/2019	$1.06	0	$0	1.00%	6.3%	12/31/2019	$1.06	0	$0	0.75%	6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	6.5%	12/31/2019	$1.07	0	$0	0.25%	6.6%	12/31/2019	$1.07	0	$0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Overseas Stock Fund I Class - 06-3RR (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	1.25%	16.0%	12/31/2019	$1.16	0	$0	1.00%	16.3%	12/31/2019	$1.17	0	$0	0.75%	16.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	16.8%	12/31/2019	$1.17	0	$0	0.25%	17.1%	12/31/2019	$1.17	0	$0	0.00%	17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price New Horizons Fund IS Class - 06-3XK (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	1.25%	11.3%	12/31/2019	$1.11	0	$0	1.00%	11.4%	12/31/2019	$1.12	0	$0	0.75%	11.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	11.8%	12/31/2019	$1.12	0	$0	0.25%	11.9%	12/31/2019	$1.12	0	$0	0.00%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TRowe Price Global Alloc I Class - 06-47W (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	1.25%	6.4%	12/31/2019	$1.06	0	$0	1.00%	6.5%	12/31/2019	$1.07	0	$0	0.75%	6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	6.7%	12/31/2019	$1.07	0	$0	0.25%	6.7%	12/31/2019	$1.07	0	$0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
T. Rowe Price Blue Chip Growth Fund R Class - 06-720
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,921,957	$10,668,122	110,617
Receivables: investments sold	19,168
Payables: investments purchased	-
Net assets	$12,941,125

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,415,825	2,904,981	$4.27
Band 100	525,300	118,002	4.45
Band 75	-	-	4.64
Band 50	-	-	4.83
Band 25	-	-	5.03
Band 0	-	-	5.24
Total	$12,941,125	3,022,983

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(347,797)
Net investment income (loss)	(347,797)

Gain (loss) on investments:
Net realized gain (loss)	9,887,470
Realized gain distributions	38,172
Net change in unrealized appreciation (depreciation)	(2,212,553)
Net gain (loss)	7,713,089

Increase (decrease) in net assets from operations	$7,365,292

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(347,797)	$(432,598)
Net realized gain (loss)	9,887,470	1,974,576
Realized gain distributions	38,172	795,499
Net change in unrealized appreciation (depreciation)	(2,212,553)	(2,182,961)

Increase (decrease) in net assets from operations	7,365,292	154,516

Contract owner transactions:
Proceeds from units sold	9,755,834	12,042,722
Cost of units redeemed	(36,403,533)	(9,756,428)
Account charges	(56,096)	(101,565)
Increase (decrease)	(26,703,795)	2,184,729
Net increase (decrease)	(19,338,503)	2,339,245
Net assets, beginning	32,279,628	29,940,383
Net assets, ending	$12,941,125	$32,279,628

Units sold	2,832,548	3,601,373
Units redeemed	(9,420,510)	(2,922,295)
Net increase (decrease)	(6,587,962)	679,078
Units outstanding, beginning	9,610,945	8,931,867
Units outstanding, ending	3,022,983	9,610,945

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$66,501,716
Cost of units redeemed/account charges	(72,458,125)
Net investment income (loss)	(1,605,568)
Net realized gain (loss)	15,961,452
Realized gain distributions	2,287,815
Net change in unrealized appreciation (depreciation)	2,253,835
Net assets	$12,941,125

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.27	2,905	$12,416	1.25%	27.7%	12/31/2019	$4.45	118	$525	1.00%	28.0%	12/31/2019	$4.64	0	$0	0.75%	28.3%
12/31/2018	3.35	9,338	31,257	1.25%	0.2%	12/31/2018	3.48	149	517	1.00%	0.4%	12/31/2018	3.61	0	0	0.75%	0.7%
12/31/2017	3.34	8,604	28,743	1.25%	34.1%	12/31/2017	3.46	215	745	1.00%	34.5%	12/31/2017	3.59	0	0	0.75%	34.8%
12/31/2016	2.49	10,321	25,705	1.25%	-0.8%	12/31/2016	2.57	249	642	1.00%	-0.5%	12/31/2016	2.66	0	0	0.75%	-0.3%
12/31/2015	2.51	2,640	6,627	1.25%	9.2%	12/31/2015	2.59	361	935	1.00%	9.5%	12/31/2015	2.67	0	0	0.75%	9.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$4.83	0	$0	0.50%	28.6%	12/31/2019	$5.03	0	$0	0.25%	29.0%	12/31/2019	$5.24	0	$0	0.00%	29.3%
12/31/2018	3.75	0	0	0.50%	1.0%	12/31/2018	3.90	0	0	0.25%	1.2%	12/31/2018	4.05	125	506	0.00%	1.5%
12/31/2017	3.72	0	0	0.50%	35.1%	12/31/2017	3.85	0	0	0.25%	35.5%	12/31/2017	3.99	113	452	0.00%	35.8%
12/31/2016	2.75	0	0	0.50%	0.0%	12/31/2016	2.84	0	0	0.25%	0.2%	12/31/2016	2.94	154	452	0.00%	0.5%
12/31/2015	2.75	0	0	0.50%	10.0%	12/31/2015	2.84	0	0	0.25%	10.3%	12/31/2015	2.93	265	777	0.00%	10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg Value Fund R3 Class - 06-109
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$292,958	$183,548	3,776
Receivables: investments sold	-
Payables: investments purchased	(52)
Net assets	$292,906

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$257,035	99,417	$2.59
Band 100	35,871	13,362	2.68
Band 75	-	-	2.79
Band 50	-	-	2.89
Band 25	-	-	3.01
Band 0	-	-	3.12
Total	$292,906	112,779

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,066
Mortality & expense charges	(3,593)
Net investment income (loss)	(2,527)

Gain (loss) on investments:
Net realized gain (loss)	29,939
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	43,573
Net gain (loss)	73,512

Increase (decrease) in net assets from operations	$70,985

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,527)	$(3,707)
Net realized gain (loss)	29,939	29,745
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	43,573	(60,935)

Increase (decrease) in net assets from operations	70,985	(34,897)

Contract owner transactions:
Proceeds from units sold	22,570	29,918
Cost of units redeemed	(90,035)	(83,695)
Account charges	(69)	(164)
Increase (decrease)	(67,534)	(53,941)
Net increase (decrease)	3,451	(88,838)
Net assets, beginning	289,455	378,293
Net assets, ending	$292,906	$289,455

Units sold	10,540	12,728
Units redeemed	(39,576)	(36,246)
Net increase (decrease)	(29,036)	(23,518)
Units outstanding, beginning	141,815	165,333
Units outstanding, ending	112,779	141,815

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,273,611
Cost of units redeemed/account charges	(5,466,244)
Net investment income (loss)	(100,136)
Net realized gain (loss)	371,937
Realized gain distributions	104,328
Net change in unrealized appreciation (depreciation)	109,410
Net assets	$292,906

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.59	99	$257	1.25%	27.3%	12/31/2019	$2.68	13	$36	1.00%	27.6%	12/31/2019	$2.79	0	$0	0.75%	27.9%
12/31/2018	2.03	123	251	1.25%	-10.8%	12/31/2018	2.10	18	39	1.00%	-10.6%	12/31/2018	2.18	0	0	0.75%	-10.4%
12/31/2017	2.28	145	331	1.25%	21.8%	12/31/2017	2.35	20	48	1.00%	22.1%	12/31/2017	2.43	0	0	0.75%	22.4%
12/31/2016	1.87	213	399	1.25%	5.3%	12/31/2016	1.93	32	61	1.00%	5.6%	12/31/2016	1.99	0	0	0.75%	5.9%
12/31/2015	1.78	295	524	1.25%	2.2%	12/31/2015	1.83	27	49	1.00%	2.4%	12/31/2015	1.88	0	0	0.75%	2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.89	0	$0	0.50%	28.2%	12/31/2019	$3.01	0	$0	0.25%	28.5%	12/31/2019	$3.12	0	$0	0.00%	28.9%
12/31/2018	2.26	0	0	0.50%	-10.2%	12/31/2018	2.34	0	0	0.25%	-9.9%	12/31/2018	2.42	0	0	0.00%	-9.7%
12/31/2017	2.51	0	0	0.50%	22.7%	12/31/2017	2.60	0	0	0.25%	23.0%	12/31/2017	2.68	0	0	0.00%	23.4%
12/31/2016	2.05	0	0	0.50%	6.1%	12/31/2016	2.11	0	0	0.25%	6.4%	12/31/2016	2.17	0	0	0.00%	6.6%
12/31/2015	1.93	0	0	0.50%	2.9%	12/31/2015	1.98	0	0	0.25%	3.2%	12/31/2015	2.04	22	45	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.4%
2018	0.3%
2017	0.5%
2016	0.4%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg Core Growth Fund R5 Class - 06-314
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,288,538	$872,651	30,599
Receivables: investments sold	294
Payables: investments purchased	-
Net assets	$1,288,832

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,288,832	647,285	$1.99
Band 100	-	-	2.05
Band 75	-	-	2.12
Band 50	-	-	2.19
Band 25	-	-	2.26
Band 0	-	-	2.33
Total	$1,288,832	647,285

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(15,415)
Net investment income (loss)	(15,415)

Gain (loss) on investments:
Net realized gain (loss)	51,046
Realized gain distributions	101,217
Net change in unrealized appreciation (depreciation)	151,640
Net gain (loss)	303,903

Increase (decrease) in net assets from operations	$288,488

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(15,415)	$(15,431)
Net realized gain (loss)	51,046	89,279
Realized gain distributions	101,217	-
Net change in unrealized appreciation (depreciation)	151,640	(107,146)

Increase (decrease) in net assets from operations	288,488	(33,298)

Contract owner transactions:
Proceeds from units sold	75,052	112,410
Cost of units redeemed	(137,305)	(264,565)
Account charges	(740)	(706)
Increase (decrease)	(62,993)	(152,861)
Net increase (decrease)	225,495	(186,159)
Net assets, beginning	1,063,337	1,249,496
Net assets, ending	$1,288,832	$1,063,337

Units sold	41,372	63,070
Units redeemed	(76,414)	(154,850)
Net increase (decrease)	(35,042)	(91,780)
Units outstanding, beginning	682,327	774,107
Units outstanding, ending	647,285	682,327

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$20,470,763
Cost of units redeemed/account charges	(18,963,043)
Net investment income (loss)	(547,431)
Net realized gain (loss)	(188,726)
Realized gain distributions	101,382
Net change in unrealized appreciation (depreciation)	415,887
Net assets	$1,288,832

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.99	647	$1,289	1.25%	27.8%	12/31/2019	$2.05	0	$0	1.00%	28.1%	12/31/2019	$2.12	0	$0	0.75%	28.4%
12/31/2018	1.56	682	1,063	1.25%	-3.5%	12/31/2018	1.60	0	0	1.00%	-3.2%	12/31/2018	1.65	0	0	0.75%	-3.0%
12/31/2017	1.61	774	1,249	1.25%	22.9%	12/31/2017	1.66	0	0	1.00%	23.2%	12/31/2017	1.70	0	0	0.75%	23.5%
12/31/2016	1.31	1,300	1,707	1.25%	-3.1%	12/31/2016	1.35	0	0	1.00%	-2.9%	12/31/2016	1.38	0	0	0.75%	-2.6%
12/31/2015	1.36	1,410	1,912	1.25%	1.9%	12/31/2015	1.39	0	0	1.00%	2.1%	12/31/2015	1.42	0	0	0.75%	2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.19	0	$0	0.50%	28.7%	12/31/2019	$2.26	0	$0	0.25%	29.1%	12/31/2019	$2.33	0	$0	0.00%	29.4%
12/31/2018	1.70	0	0	0.50%	-2.7%	12/31/2018	1.75	0	0	0.25%	-2.5%	12/31/2018	1.80	0	0	0.00%	-2.2%
12/31/2017	1.75	0	0	0.50%	23.8%	12/31/2017	1.79	0	0	0.25%	24.1%	12/31/2017	1.84	0	0	0.00%	24.4%
12/31/2016	1.41	0	0	0.50%	-2.4%	12/31/2016	1.45	0	0	0.25%	-2.2%	12/31/2016	1.48	0	0	0.00%	-1.9%
12/31/2015	1.45	0	0	0.50%	2.6%	12/31/2015	1.48	0	0	0.25%	2.9%	12/31/2015	1.51	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg Core Growth Fund R3 Class - 06-985
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$887,644	$650,781	23,020
Receivables: investments sold	-
Payables: investments purchased	(661)
Net assets	$886,983

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$765,990	265,694	$2.88
Band 100	120,993	40,418	2.99
Band 75	-	-	3.11
Band 50	-	-	3.23
Band 25	-	-	3.35
Band 0	-	-	3.48
Total	$886,983	306,112

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(10,481)
Net investment income (loss)	(10,481)

Gain (loss) on investments:
Net realized gain (loss)	44,291
Realized gain distributions	76,300
Net change in unrealized appreciation (depreciation)	91,842
Net gain (loss)	212,433

Increase (decrease) in net assets from operations	$201,952

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,481)	$(12,462)
Net realized gain (loss)	44,291	80,844
Realized gain distributions	76,300	-
Net change in unrealized appreciation (depreciation)	91,842	(90,835)

Increase (decrease) in net assets from operations	201,952	(22,453)

Contract owner transactions:
Proceeds from units sold	24,940	116,437
Cost of units redeemed	(144,762)	(253,325)
Account charges	(139)	(322)
Increase (decrease)	(119,961)	(137,210)
Net increase (decrease)	81,991	(159,663)
Net assets, beginning	804,992	964,655
Net assets, ending	$886,983	$804,992

Units sold	8,928	43,783
Units redeemed	(56,262)	(97,492)
Net increase (decrease)	(47,334)	(53,709)
Units outstanding, beginning	353,446	407,155
Units outstanding, ending	306,112	353,446

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$17,001,496
Cost of units redeemed/account charges	(17,235,192)
Net investment income (loss)	(324,697)
Net realized gain (loss)	1,125,659
Realized gain distributions	82,854
Net change in unrealized appreciation (depreciation)	236,863
Net assets	$886,983

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.88	266	$766	1.25%	27.1%	12/31/2019	$2.99	40	$121	1.00%	27.4%	12/31/2019	$3.11	0	$0	0.75%	27.8%
12/31/2018	2.27	312	707	1.25%	-3.9%	12/31/2018	2.35	42	98	1.00%	-3.7%	12/31/2018	2.43	0	0	0.75%	-3.5%
12/31/2017	2.36	364	859	1.25%	22.3%	12/31/2017	2.44	43	106	1.00%	22.6%	12/31/2017	2.52	0	0	0.75%	22.9%
12/31/2016	1.93	421	813	1.25%	-3.7%	12/31/2016	1.99	69	138	1.00%	-3.4%	12/31/2016	2.05	0	0	0.75%	-3.2%
12/31/2015	2.00	430	863	1.25%	1.4%	12/31/2015	2.06	96	198	1.00%	1.7%	12/31/2015	2.12	0	0	0.75%	1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.23	0	$0	0.50%	28.1%	12/31/2019	$3.35	0	$0	0.25%	28.4%	12/31/2019	$3.48	0	$0	0.00%	28.7%
12/31/2018	2.52	0	0	0.50%	-3.2%	12/31/2018	2.61	0	0	0.25%	-3.0%	12/31/2018	2.70	0	0	0.00%	-2.7%
12/31/2017	2.60	0	0	0.50%	23.2%	12/31/2017	2.69	0	0	0.25%	23.5%	12/31/2017	2.78	0	0	0.00%	23.8%
12/31/2016	2.11	0	0	0.50%	-2.9%	12/31/2016	2.18	0	0	0.25%	-2.7%	12/31/2016	2.24	22	50	0.00%	-2.5%
12/31/2015	2.18	0	0	0.50%	2.2%	12/31/2015	2.24	0	0	0.25%	2.4%	12/31/2015	2.30	19	45	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg International Value Fund R5 Class - 06-316
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$407,471	$427,989	16,902
Receivables: investments sold	-
Payables: investments purchased	(279)
Net assets	$407,192

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$407,192	319,167	$1.28
Band 100	-	-	1.32
Band 75	-	-	1.36
Band 50	-	-	1.40
Band 25	-	-	1.45
Band 0	-	-	1.49
Total	$407,192	319,167

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,248
Mortality & expense charges	(4,929)
Net investment income (loss)	(681)

Gain (loss) on investments:
Net realized gain (loss)	(18,662)
Realized gain distributions	20,542
Net change in unrealized appreciation (depreciation)	95,017
Net gain (loss)	96,897

Increase (decrease) in net assets from operations	$96,216

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(681)	$(36)
Net realized gain (loss)	(18,662)	(11,366)
Realized gain distributions	20,542	-
Net change in unrealized appreciation (depreciation)	95,017	(95,356)

Increase (decrease) in net assets from operations	96,216	(106,758)

Contract owner transactions:
Proceeds from units sold	44,702	56,417
Cost of units redeemed	(127,894)	(195,684)
Account charges	(584)	(777)
Increase (decrease)	(83,776)	(140,044)
Net increase (decrease)	12,440	(246,802)
Net assets, beginning	394,752	641,554
Net assets, ending	$407,192	$394,752

Units sold	38,105	47,533
Units redeemed	(113,171)	(160,411)
Net increase (decrease)	(75,066)	(112,878)
Units outstanding, beginning	394,233	507,111
Units outstanding, ending	319,167	394,233

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$38,070,104
Cost of units redeemed/account charges	(37,715,854)
Net investment income (loss)	68,948
Net realized gain (loss)	(875,795)
Realized gain distributions	880,307
Net change in unrealized appreciation (depreciation)	(20,518)
Net assets	$407,192

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	319	$407	1.25%	27.4%	12/31/2019	$1.32	0	$0	1.00%	27.7%	12/31/2019	$1.36	0	$0	0.75%	28.1%
12/31/2018	1.00	394	395	1.25%	-20.9%	12/31/2018	1.03	0	0	1.00%	-20.7%	12/31/2018	1.06	0	0	0.75%	-20.5%
12/31/2017	1.27	507	642	1.25%	23.8%	12/31/2017	1.30	0	0	1.00%	24.1%	12/31/2017	1.33	0	0	0.75%	24.4%
12/31/2016	1.02	633	647	1.25%	-3.7%	12/31/2016	1.05	0	0	1.00%	-3.4%	12/31/2016	1.07	0	0	0.75%	-3.2%
12/31/2015	1.06	1,454	1,542	1.25%	5.3%	12/31/2015	1.08	0	0	1.00%	5.5%	12/31/2015	1.11	0	0	0.75%	5.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.40	0	$0	0.50%	28.4%	12/31/2019	$1.45	0	$0	0.25%	28.7%	12/31/2019	$1.49	0	$0	0.00%	29.0%
12/31/2018	1.09	0	0	0.50%	-20.3%	12/31/2018	1.12	0	0	0.25%	-20.1%	12/31/2018	1.16	0	0	0.00%	-19.8%
12/31/2017	1.37	0	0	0.50%	24.8%	12/31/2017	1.41	0	0	0.25%	25.1%	12/31/2017	1.44	0	0	0.00%	25.4%
12/31/2016	1.10	0	0	0.50%	-2.9%	12/31/2016	1.12	0	0	0.25%	-2.7%	12/31/2016	1.15	0	0	0.00%	-2.4%
12/31/2015	1.13	0	0	0.50%	6.1%	12/31/2015	1.16	0	0	0.25%	6.3%	12/31/2015	1.18	918	1,084	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	1.3%
2017	1.0%
2016	1.3%
2015	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg International Value Fund R3 Class - 06-990
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,656,205	$1,790,083	71,236
Receivables: investments sold	-
Payables: investments purchased	(2,800)
Net assets	$1,653,405

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,348,726	675,014	$2.00
Band 100	304,645	146,839	2.07
Band 75	-	-	2.15
Band 50	34	15	2.24
Band 25	-	-	2.32
Band 0	-	-	2.41
Total	$1,653,405	821,868

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$17,800
Mortality & expense charges	(20,397)
Net investment income (loss)	(2,597)

Gain (loss) on investments:
Net realized gain (loss)	(52,809)
Realized gain distributions	92,722
Net change in unrealized appreciation (depreciation)	351,908
Net gain (loss)	391,821

Increase (decrease) in net assets from operations	$389,224

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,597)	$(6,197)
Net realized gain (loss)	(52,809)	(45,076)
Realized gain distributions	92,722	-
Net change in unrealized appreciation (depreciation)	351,908	(361,650)

Increase (decrease) in net assets from operations	389,224	(412,923)

Contract owner transactions:
Proceeds from units sold	192,090	129,906
Cost of units redeemed	(413,900)	(409,999)
Account charges	(826)	(926)
Increase (decrease)	(222,636)	(281,019)
Net increase (decrease)	166,588	(693,942)
Net assets, beginning	1,486,817	2,180,759
Net assets, ending	$1,653,405	$1,486,817

Units sold	107,536	74,974
Units redeemed	(223,000)	(221,225)
Net increase (decrease)	(115,464)	(146,251)
Units outstanding, beginning	937,332	1,083,583
Units outstanding, ending	821,868	937,332

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$30,087,014
Cost of units redeemed/account charges	(31,629,184)
Net investment income (loss)	(255,365)
Net realized gain (loss)	1,460,678
Realized gain distributions	2,124,140
Net change in unrealized appreciation (depreciation)	(133,878)
Net assets	$1,653,405

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.00	675	$1,349	1.25%	26.8%	12/31/2019	$2.07	147	$305	1.00%	27.1%	12/31/2019	$2.15	0	$0	0.75%	27.4%
12/31/2018	1.58	765	1,205	1.25%	-21.2%	12/31/2018	1.63	172	281	1.00%	-21.0%	12/31/2018	1.69	0	0	0.75%	-20.8%
12/31/2017	2.00	884	1,768	1.25%	23.2%	12/31/2017	2.07	200	413	1.00%	23.5%	12/31/2017	2.14	0	0	0.75%	23.9%
12/31/2016	1.62	1,123	1,822	1.25%	-4.1%	12/31/2016	1.67	247	413	1.00%	-3.8%	12/31/2016	1.72	0	0	0.75%	-3.6%
12/31/2015	1.69	1,526	2,583	1.25%	4.7%	12/31/2015	1.74	263	457	1.00%	5.0%	12/31/2015	1.79	0	0	0.75%	5.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.24	0	$0	0.50%	27.7%	12/31/2019	$2.32	0	$0	0.25%	28.1%	12/31/2019	$2.41	0	$0	0.00%	28.4%
12/31/2018	1.75	0	0	0.50%	-20.6%	12/31/2018	1.81	0	0	0.25%	-20.4%	12/31/2018	1.88	0	0	0.00%	-20.2%
12/31/2017	2.21	0	0	0.50%	24.2%	12/31/2017	2.28	0	0	0.25%	24.5%	12/31/2017	2.35	0	0	0.00%	24.8%
12/31/2016	1.78	0	0	0.50%	-3.4%	12/31/2016	1.83	0	0	0.25%	-3.1%	12/31/2016	1.89	20	38	0.00%	-2.9%
12/31/2015	1.84	0	0	0.50%	5.5%	12/31/2015	1.89	0	0	0.25%	5.8%	12/31/2015	1.94	128	249	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	0.9%
2017	0.6%
2016	1.4%
2015	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg Investment Income Builder Fund R5 Class - 06-986
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$507,195	$471,281	22,372
Receivables: investments sold	1,556
Payables: investments purchased	-
Net assets	$508,751

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$508,751	266,195	$1.91
Band 100	-	-	1.96
Band 75	-	-	2.01
Band 50	-	-	2.05
Band 25	-	-	2.10
Band 0	-	-	2.15
Total	$508,751	266,195

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$23,334
Mortality & expense charges	(6,335)
Net investment income (loss)	16,999

Gain (loss) on investments:
Net realized gain (loss)	2,658
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	62,618
Net gain (loss)	65,276

Increase (decrease) in net assets from operations	$82,275

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$16,999	$17,646
Net realized gain (loss)	2,658	7,657
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	62,618	(63,579)

Increase (decrease) in net assets from operations	82,275	(38,276)

Contract owner transactions:
Proceeds from units sold	87,876	105,817
Cost of units redeemed	(141,412)	(227,040)
Account charges	(696)	(1,211)
Increase (decrease)	(54,232)	(122,434)
Net increase (decrease)	28,043	(160,710)
Net assets, beginning	480,708	641,418
Net assets, ending	$508,751	$480,708

Units sold	49,454	61,222
Units redeemed	(76,322)	(136,831)
Net increase (decrease)	(26,868)	(75,609)
Units outstanding, beginning	293,063	368,672
Units outstanding, ending	266,195	293,063

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,695,374
Cost of units redeemed/account charges	(3,383,451)
Net investment income (loss)	142,686
Net realized gain (loss)	18,228
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	35,914
Net assets	$508,751

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.91	266	$509	1.25%	16.5%	12/31/2019	$1.96	0	$0	1.00%	16.8%	12/31/2019	$2.01	0	$0	0.75%	17.1%
12/31/2018	1.64	293	481	1.25%	-5.7%	12/31/2018	1.68	0	0	1.00%	-5.5%	12/31/2018	1.71	0	0	0.75%	-5.2%
12/31/2017	1.74	369	641	1.25%	13.6%	12/31/2017	1.77	0	0	1.00%	13.9%	12/31/2017	1.81	0	0	0.75%	14.2%
12/31/2016	1.53	706	1,080	1.25%	8.4%	12/31/2016	1.56	0	0	1.00%	8.7%	12/31/2016	1.58	0	0	0.75%	9.0%
12/31/2015	1.41	743	1,050	1.25%	-6.5%	12/31/2015	1.43	0	0	1.00%	-6.2%	12/31/2015	1.45	0	0	0.75%	-6.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.05	0	$0	0.50%	17.4%	12/31/2019	$2.10	0	$0	0.25%	17.7%	12/31/2019	$2.15	0	$0	0.00%	18.0%
12/31/2018	1.75	0	0	0.50%	-5.0%	12/31/2018	1.79	0	0	0.25%	-4.8%	12/31/2018	1.83	0	0	0.00%	-4.5%
12/31/2017	1.84	0	0	0.50%	14.5%	12/31/2017	1.88	0	0	0.25%	14.8%	12/31/2017	1.91	0	0	0.00%	15.1%
12/31/2016	1.61	0	0	0.50%	9.2%	12/31/2016	1.64	0	0	0.25%	9.5%	12/31/2016	1.66	0	0	0.00%	9.8%
12/31/2015	1.47	0	0	0.50%	-5.8%	12/31/2015	1.49	0	0	0.25%	-5.5%	12/31/2015	1.51	0	0	0.00%	-5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.7%
2018	4.5%
2017	4.8%
2016	4.1%
2015	4.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg Investment Income Builder Fund R3 Class - 06-987
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$359,824	$336,880	15,944
Receivables: investments sold	199
Payables: investments purchased	-
Net assets	$360,023

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$285,930	157,016	$1.82
Band 100	74,093	39,723	1.87
Band 75	-	-	1.91
Band 50	-	-	1.96
Band 25	-	-	2.00
Band 0	-	-	2.05
Total	$360,023	196,739

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$15,167
Mortality & expense charges	(4,499)
Net investment income (loss)	10,668

Gain (loss) on investments:
Net realized gain (loss)	2,348
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	46,856
Net gain (loss)	49,204

Increase (decrease) in net assets from operations	$59,872

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,668	$11,917
Net realized gain (loss)	2,348	8,174
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	46,856	(56,516)

Increase (decrease) in net assets from operations	59,872	(36,425)

Contract owner transactions:
Proceeds from units sold	63,074	32,152
Cost of units redeemed	(133,197)	(406,625)
Account charges	(54)	(71)
Increase (decrease)	(70,177)	(374,544)
Net increase (decrease)	(10,305)	(410,969)
Net assets, beginning	370,328	781,297
Net assets, ending	$360,023	$370,328

Units sold	37,082	20,088
Units redeemed	(75,321)	(250,539)
Net increase (decrease)	(38,239)	(230,451)
Units outstanding, beginning	234,978	465,429
Units outstanding, ending	196,739	234,978

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,393,986
Cost of units redeemed/account charges	(2,142,478)
Net investment income (loss)	151,339
Net realized gain (loss)	(65,768)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	22,944
Net assets	$360,023

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.82	157	$286	1.25%	15.9%	12/31/2019	$1.87	40	$74	1.00%	16.2%	12/31/2019	$1.91	0	$0	0.75%	16.5%
12/31/2018	1.57	198	311	1.25%	-6.3%	12/31/2018	1.60	37	59	1.00%	-6.0%	12/31/2018	1.64	0	0	0.75%	-5.8%
12/31/2017	1.68	418	700	1.25%	13.1%	12/31/2017	1.71	47	81	1.00%	13.4%	12/31/2017	1.74	0	0	0.75%	13.7%
12/31/2016	1.48	407	603	1.25%	7.9%	12/31/2016	1.51	54	82	1.00%	8.1%	12/31/2016	1.53	0	0	0.75%	8.4%
12/31/2015	1.37	493	677	1.25%	-7.0%	12/31/2015	1.39	64	89	1.00%	-6.7%	12/31/2015	1.41	0	0	0.75%	-6.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.96	0	$0	0.50%	16.8%	12/31/2019	$2.00	0	$0	0.25%	17.1%	12/31/2019	$2.05	0	$0	0.00%	17.4%
12/31/2018	1.68	0	0	0.50%	-5.5%	12/31/2018	1.71	0	0	0.25%	-5.3%	12/31/2018	1.75	0	0	0.00%	-5.1%
12/31/2017	1.77	0	0	0.50%	14.0%	12/31/2017	1.81	0	0	0.25%	14.3%	12/31/2017	1.84	0	0	0.00%	14.6%
12/31/2016	1.56	0	0	0.50%	8.7%	12/31/2016	1.58	0	0	0.25%	8.9%	12/31/2016	1.61	0	0	0.00%	9.2%
12/31/2015	1.43	0	0	0.50%	-6.3%	12/31/2015	1.45	0	0	0.25%	-6.0%	12/31/2015	1.47	28	41	0.00%	-5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.2%
2018	3.1%
2017	4.0%
2016	3.7%
2015	4.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg Limited Term Income Fund R3 Class - 06-995
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,840,248	$3,774,886	286,591
Receivables: investments sold	28,747
Payables: investments purchased	-
Net assets	$3,868,995

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,727,301	1,903,271	$1.43
Band 100	378,380	254,292	1.49
Band 75	-	-	1.54
Band 50	-	-	1.60
Band 25	-	-	1.67
Band 0	763,314	441,334	1.73
Total	$3,868,995	2,598,897

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$117,357
Mortality & expense charges	(52,138)
Net investment income (loss)	65,219

Gain (loss) on investments:
Net realized gain (loss)	40,207
Realized gain distributions	26,979
Net change in unrealized appreciation (depreciation)	91,382
Net gain (loss)	158,568

Increase (decrease) in net assets from operations	$223,787

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$65,219	$89,690
Net realized gain (loss)	40,207	(21,845)
Realized gain distributions	26,979	-
Net change in unrealized appreciation (depreciation)	91,382	(42,660)

Increase (decrease) in net assets from operations	223,787	25,185

Contract owner transactions:
Proceeds from units sold	1,588,767	7,837,527
Cost of units redeemed	(9,724,769)	(2,756,595)
Account charges	(7,197)	(24,447)
Increase (decrease)	(8,143,199)	5,056,485
Net increase (decrease)	(7,919,412)	5,081,670
Net assets, beginning	11,788,407	6,706,737
Net assets, ending	$3,868,995	$11,788,407

Units sold	1,280,453	5,462,240
Units redeemed	(6,858,274)	(2,053,980)
Net increase (decrease)	(5,577,821)	3,408,260
Units outstanding, beginning	8,176,718	4,768,458
Units outstanding, ending	2,598,897	8,176,718

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$78,692,578
Cost of units redeemed/account charges	(76,389,735)
Net investment income (loss)	1,061,757
Net realized gain (loss)	206,202
Realized gain distributions	232,831
Net change in unrealized appreciation (depreciation)	65,362
Net assets	$3,868,995

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.43	1,903	$2,727	1.25%	3.9%	12/31/2019	$1.49	254	$378	1.00%	4.1%	12/31/2019	$1.54	0	$0	0.75%	4.4%
12/31/2018	1.38	6,060	8,362	1.25%	-0.4%	12/31/2018	1.43	253	361	1.00%	-0.2%	12/31/2018	1.48	0	0	0.75%	0.1%
12/31/2017	1.39	4,128	5,720	1.25%	0.9%	12/31/2017	1.43	294	422	1.00%	1.1%	12/31/2017	1.48	0	0	0.75%	1.4%
12/31/2016	1.37	3,829	5,259	1.25%	1.7%	12/31/2016	1.42	425	602	1.00%	2.0%	12/31/2016	1.46	0	0	0.75%	2.2%
12/31/2015	1.35	5,900	7,967	1.25%	-0.9%	12/31/2015	1.39	582	809	1.00%	-0.6%	12/31/2015	1.43	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.60	0	$0	0.50%	4.6%	12/31/2019	$1.67	0	$0	0.25%	4.9%	12/31/2019	$1.73	441	$763	0.00%	5.2%
12/31/2018	1.53	0	0	0.50%	0.3%	12/31/2018	1.59	0	0	0.25%	0.6%	12/31/2018	1.64	1,864	3,065	0.00%	0.8%
12/31/2017	1.53	0	0	0.50%	1.6%	12/31/2017	1.58	0	0	0.25%	1.9%	12/31/2017	1.63	346	565	0.00%	2.2%
12/31/2016	1.50	0	0	0.50%	2.5%	12/31/2016	1.55	0	0	0.25%	2.7%	12/31/2016	1.60	214	342	0.00%	3.0%
12/31/2015	1.46	0	0	0.50%	-0.2%	12/31/2015	1.51	0	0	0.25%	0.1%	12/31/2015	1.55	824	1,278	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	1.8%
2017	1.8%
2016	1.7%
2015	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg Limited Term Income Fund R5 Class - 06-953
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,419,406	$11,307,671	874,017
Receivables: investments sold	371,087
Payables: investments purchased	-
Net assets	$11,790,493

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,790,493	11,100,915	$1.06
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$11,790,493	11,100,915

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$272,272
Mortality & expense charges	(126,061)
Net investment income (loss)	146,211

Gain (loss) on investments:
Net realized gain (loss)	43,388
Realized gain distributions	84,882
Net change in unrealized appreciation (depreciation)	120,469
Net gain (loss)	248,739

Increase (decrease) in net assets from operations	$394,950

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$146,211	$151,136
Net realized gain (loss)	43,388	(69,232)
Realized gain distributions	84,882	-
Net change in unrealized appreciation (depreciation)	120,469	(22,813)

Increase (decrease) in net assets from operations	394,950	59,091

Contract owner transactions:
Proceeds from units sold	7,088,368	14,300,047
Cost of units redeemed	(13,693,408)	(7,715,749)
Account charges	(45,355)	(58,983)
Increase (decrease)	(6,650,395)	6,525,315
Net increase (decrease)	(6,255,445)	6,584,406
Net assets, beginning	18,045,938	11,461,532
Net assets, ending	$11,790,493	$18,045,938

Units sold	6,758,337	14,403,672
Units redeemed	(13,388,683)	(7,921,117)
Net increase (decrease)	(6,630,346)	6,482,555
Units outstanding, beginning	17,731,261	11,248,706
Units outstanding, ending	11,100,915	17,731,261

* Date of Fund Inception into Variable Account: 2 /3 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$58,529,161
Cost of units redeemed/account charges	(47,414,616)
Net investment income (loss)	508,466
Net realized gain (loss)	(29,135)
Realized gain distributions	84,882
Net change in unrealized appreciation (depreciation)	111,735
Net assets	$11,790,493

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	11,101	$11,790	1.25%	4.4%	12/31/2019	$1.08	0	$0	1.00%	4.6%	12/31/2019	$1.09	0	$0	0.75%	4.9%
12/31/2018	1.02	17,731	18,046	1.25%	-0.1%	12/31/2018	1.03	0	0	1.00%	0.1%	12/31/2018	1.04	0	0	0.75%	0.4%
12/31/2017	1.02	11,249	11,462	1.25%	1.3%	12/31/2017	1.03	0	0	1.00%	1.6%	12/31/2017	1.03	0	0	0.75%	1.8%
12/31/2016	1.01	6,293	6,330	1.25%	2.0%	12/31/2016	1.01	0	0	1.00%	2.2%	12/31/2016	1.02	0	0	0.75%	2.5%
12/31/2015	0.99	13,484	13,300	1.25%	-1.4%	12/31/2015	0.99	0	0	1.00%	-1.1%	12/31/2015	0.99	0	0	0.75%	-0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	5.1%	12/31/2019	$1.12	0	$0	0.25%	5.4%	12/31/2019	$1.13	0	$0	0.00%	5.7%
12/31/2018	1.05	0	0	0.50%	0.6%	12/31/2018	1.06	0	0	0.25%	0.9%	12/31/2018	1.07	0	0	0.00%	1.1%
12/31/2017	1.04	0	0	0.50%	2.1%	12/31/2017	1.05	0	0	0.25%	2.3%	12/31/2017	1.06	0	0	0.00%	2.6%
12/31/2016	1.02	0	0	0.50%	2.7%	12/31/2016	1.03	0	0	0.25%	3.0%	12/31/2016	1.03	0	0	0.00%	3.3%
12/31/2015	0.99	0	0	0.50%	-0.7%	12/31/2015	1.00	0	0	0.25%	-0.5%	12/31/2015	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.8%
2018	2.1%
2017	2.3%
2016	1.9%
2015	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg International Value Fund R6 Class - 06-GPF (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	0	$0	1.25%	27.7%	12/31/2019	$1.03	0	$0	1.00%	28.0%	12/31/2019	$1.04	0	$0	0.75%	28.3%
12/31/2018	0.80	0	0	1.25%	-20.7%	12/31/2018	0.81	0	0	1.00%	-20.5%	12/31/2018	0.81	0	0	0.75%	-20.3%
12/31/2017	1.01	0	0	1.25%	1.3%	12/31/2017	1.01	0	0	1.00%	1.4%	12/31/2017	1.01	0	0	0.75%	1.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	0.50%	28.6%	12/31/2019	$1.05	0	$0	0.25%	29.0%	12/31/2019	$1.05	0	$0	0.00%	29.3%
12/31/2018	0.81	0	0	0.50%	-20.1%	12/31/2018	0.81	0	0	0.25%	-19.9%	12/31/2018	0.81	0	0	0.00%	-19.7%
12/31/2017	1.01	0	0	0.50%	1.4%	12/31/2017	1.01	0	0	0.25%	1.4%	12/31/2017	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg Limited Term Income Fund R6 Class - 06-GCV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,930,789	$6,895,346	522,044
Receivables: investments sold	127,250
Payables: investments purchased	-
Net assets	$7,058,039

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,058,039	6,733,864	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$7,058,039	6,733,864

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$120,976
Mortality & expense charges	(55,787)
Net investment income (loss)	65,189

Gain (loss) on investments:
Net realized gain (loss)	21,904
Realized gain distributions	42,953
Net change in unrealized appreciation (depreciation)	24,933
Net gain (loss)	89,790

Increase (decrease) in net assets from operations	$154,979

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$65,189	$25,453
Net realized gain (loss)	21,904	(10,294)
Realized gain distributions	42,953	-
Net change in unrealized appreciation (depreciation)	24,933	12,155

Increase (decrease) in net assets from operations	154,979	27,314

Contract owner transactions:
Proceeds from units sold	5,764,731	4,228,897
Cost of units redeemed	(2,411,672)	(1,139,846)
Account charges	(16,427)	(8,329)
Increase (decrease)	3,336,632	3,080,722
Net increase (decrease)	3,491,611	3,108,036
Net assets, beginning	3,566,428	458,392
Net assets, ending	$7,058,039	$3,566,428

Units sold	5,726,551	5,046,413
Units redeemed	(2,546,393)	(1,949,963)
Net increase (decrease)	3,180,158	3,096,450
Units outstanding, beginning	3,553,706	457,256
Units outstanding, ending	6,733,864	3,553,706

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$10,475,113
Cost of units redeemed/account charges	(3,598,777)
Net investment income (loss)	91,699
Net realized gain (loss)	11,608
Realized gain distributions	42,953
Net change in unrealized appreciation (depreciation)	35,443
Net assets	$7,058,039

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	6,734	$7,058	1.25%	4.4%	12/31/2019	$1.05	0	$0	1.00%	4.7%	12/31/2019	$1.06	0	$0	0.75%	5.0%
12/31/2018	1.00	3,554	3,566	1.25%	0.1%	12/31/2018	1.01	0	0	1.00%	0.4%	12/31/2018	1.01	0	0	0.75%	0.6%
12/31/2017	1.00	457	458	1.25%	0.2%	12/31/2017	1.00	0	0	1.00%	0.4%	12/31/2017	1.01	0	0	0.75%	0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	5.2%	12/31/2019	$1.07	0	$0	0.25%	5.5%	12/31/2019	$1.08	0	$0	0.00%	5.8%
12/31/2018	1.02	0	0	0.50%	0.9%	12/31/2018	1.02	0	0	0.25%	1.1%	12/31/2018	1.02	0	0	0.00%	1.4%
12/31/2017	1.01	0	0	0.50%	0.6%	12/31/2017	1.01	0	0	0.25%	0.8%	12/31/2017	1.01	0	0	0.00%	0.9%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	2.3%
2017	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg Investment Income Builder Fund R6 Class - 06-39W (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	1.25%	16.8%	12/31/2019	$1.11	0	$0	1.00%	17.1%	12/31/2019	$1.11	0	$0	0.75%	17.3%
12/31/2018	0.94	0	0	1.25%	-5.7%	12/31/2018	0.94	0	0	1.00%	-5.5%	12/31/2018	0.95	0	0	0.75%	-5.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	17.6%	12/31/2019	$1.12	0	$0	0.25%	17.9%	12/31/2019	$1.12	0	$0	0.00%	18.2%
12/31/2018	0.95	0	0	0.50%	-5.2%	12/31/2018	0.95	0	0	0.25%	-5.1%	12/31/2018	0.95	0	0	0.00%	-4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Thornburg Limited Term U.S. Government Fund R3 Class - 06-104
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$207,448	$208,714	16,009
Receivables: investments sold	1,475
Payables: investments purchased	-
Net assets	$208,923

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$197,565	166,221	$1.19
Band 100	11,358	9,203	1.23
Band 75	-	-	1.28
Band 50	-	-	1.33
Band 25	-	-	1.38
Band 0	-	-	1.43
Total	$208,923	175,424

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,597
Mortality & expense charges	(2,749)
Net investment income (loss)	848

Gain (loss) on investments:
Net realized gain (loss)	(460)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,281
Net gain (loss)	3,821

Increase (decrease) in net assets from operations	$4,669

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$848	$905
Net realized gain (loss)	(460)	(622)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	4,281	(1,416)

Increase (decrease) in net assets from operations	4,669	(1,133)

Contract owner transactions:
Proceeds from units sold	17,191	15,578
Cost of units redeemed	(31,426)	(18,585)
Account charges	(34)	(91)
Increase (decrease)	(14,269)	(3,098)
Net increase (decrease)	(9,600)	(4,231)
Net assets, beginning	218,523	222,754
Net assets, ending	$208,923	$218,523

Units sold	14,570	14,052
Units redeemed	(26,773)	(16,705)
Net increase (decrease)	(12,203)	(2,653)
Units outstanding, beginning	187,627	190,280
Units outstanding, ending	175,424	187,627

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,654,820
Cost of units redeemed/account charges	(1,484,321)
Net investment income (loss)	35,208
Net realized gain (loss)	2,285
Realized gain distributions	2,197
Net change in unrealized appreciation (depreciation)	(1,266)
Net assets	$208,923

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	166	$198	1.25%	2.2%	12/31/2019	$1.23	9	$11	1.00%	2.5%	12/31/2019	$1.28	0	$0	0.75%	2.7%
12/31/2018	1.16	178	207	1.25%	-0.5%	12/31/2018	1.20	9	11	1.00%	-0.3%	12/31/2018	1.25	0	0	0.75%	0.0%
12/31/2017	1.17	181	211	1.25%	-0.7%	12/31/2017	1.21	9	11	1.00%	-0.4%	12/31/2017	1.25	0	0	0.75%	-0.2%
12/31/2016	1.18	190	224	1.25%	-0.3%	12/31/2016	1.21	67	81	1.00%	-0.1%	12/31/2016	1.25	0	0	0.75%	0.2%
12/31/2015	1.18	176	208	1.25%	-1.0%	12/31/2015	1.21	10	12	1.00%	-0.7%	12/31/2015	1.25	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.33	0	$0	0.50%	3.0%	12/31/2019	$1.38	0	$0	0.25%	3.3%	12/31/2019	$1.43	0	$0	0.00%	3.5%
12/31/2018	1.29	0	0	0.50%	0.2%	12/31/2018	1.34	0	0	0.25%	0.5%	12/31/2018	1.39	0	0	0.00%	0.7%
12/31/2017	1.29	0	0	0.50%	0.1%	12/31/2017	1.33	0	0	0.25%	0.3%	12/31/2017	1.38	0	0	0.00%	0.6%
12/31/2016	1.29	0	0	0.50%	0.4%	12/31/2016	1.33	0	0	0.25%	0.7%	12/31/2016	1.37	0	0	0.00%	0.9%
12/31/2015	1.28	0	0	0.50%	-0.2%	12/31/2015	1.32	0	0	0.25%	0.0%	12/31/2015	1.36	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
2018	1.6%
2017	1.5%
2016	1.2%
2015	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Bond Index Fund Retirement Class - 06-434
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,909,717	$1,862,892	172,631
Receivables: investments sold	8,225
Payables: investments purchased	-
Net assets	$1,917,942

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,839,111	1,542,988	$1.19
Band 100	-	-	1.22
Band 75	-	-	1.25
Band 50	-	-	1.28
Band 25	-	-	1.31
Band 0	78,831	58,662	1.34
Total	$1,917,942	1,601,650

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$45,358
Mortality & expense charges	(22,180)
Net investment income (loss)	23,178

Gain (loss) on investments:
Net realized gain (loss)	(1,935)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	106,450
Net gain (loss)	104,515

Increase (decrease) in net assets from operations	$127,693

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$23,178	$49,856
Net realized gain (loss)	(1,935)	(129,698)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	106,450	(25,941)

Increase (decrease) in net assets from operations	127,693	(105,783)

Contract owner transactions:
Proceeds from units sold	1,166,189	1,169,156
Cost of units redeemed	(2,031,055)	(3,351,336)
Account charges	(1,981)	(3,807)
Increase (decrease)	(866,847)	(2,185,987)
Net increase (decrease)	(739,154)	(2,291,770)
Net assets, beginning	2,657,096	4,948,866
Net assets, ending	$1,917,942	$2,657,096

Units sold	1,010,493	1,068,417
Units redeemed	(1,783,759)	(3,052,477)
Net increase (decrease)	(773,266)	(1,984,060)
Units outstanding, beginning	2,374,916	4,358,976
Units outstanding, ending	1,601,650	2,374,916

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$15,724,558
Cost of units redeemed/account charges	(13,910,239)
Net investment income (loss)	179,584
Net realized gain (loss)	(132,474)
Realized gain distributions	9,688
Net change in unrealized appreciation (depreciation)	46,825
Net assets	$1,917,942

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	1,543	$1,839	1.25%	6.8%	12/31/2019	$1.22	0	$0	1.00%	7.0%	12/31/2019	$1.25	0	$0	0.75%	7.3%
12/31/2018	1.12	2,326	2,596	1.25%	-1.6%	12/31/2018	1.14	0	0	1.00%	-1.4%	12/31/2018	1.17	0	0	0.75%	-1.1%
12/31/2017	1.13	4,323	4,904	1.25%	1.9%	12/31/2017	1.16	0	0	1.00%	2.1%	12/31/2017	1.18	0	0	0.75%	2.4%
12/31/2016	1.11	3,445	3,835	1.25%	0.9%	12/31/2016	1.13	0	0	1.00%	1.1%	12/31/2016	1.15	0	0	0.75%	1.4%
12/31/2015	1.10	2,437	2,690	1.25%	-1.0%	12/31/2015	1.12	0	0	1.00%	-0.7%	12/31/2015	1.14	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	0	$0	0.50%	7.6%	12/31/2019	$1.31	0	$0	0.25%	7.9%	12/31/2019	$1.34	59	$79	0.00%	8.1%
12/31/2018	1.19	0	0	0.50%	-0.9%	12/31/2018	1.22	0	0	0.25%	-0.6%	12/31/2018	1.24	49	61	0.00%	-0.4%
12/31/2017	1.20	0	0	0.50%	2.6%	12/31/2017	1.22	0	0	0.25%	2.9%	12/31/2017	1.25	36	45	0.00%	3.2%
12/31/2016	1.17	0	0	0.50%	1.6%	12/31/2016	1.19	0	0	0.25%	1.9%	12/31/2016	1.21	25	31	0.00%	2.1%
12/31/2015	1.15	0	0	0.50%	-0.2%	12/31/2015	1.17	0	0	0.25%	0.0%	12/31/2015	1.18	13	16	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.0%
2018	2.7%
2017	2.1%
2016	2.2%
2015	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Emerging Markets Equity Index Fund Retirement Class - 06-020
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,125,168	$1,105,773	99,915
Receivables: investments sold	22,858
Payables: investments purchased	-
Net assets	$1,148,026

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,148,026	879,263	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.42
Total	$1,148,026	879,263

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$29,750
Mortality & expense charges	(15,506)
Net investment income (loss)	14,244

Gain (loss) on investments:
Net realized gain (loss)	(29,429)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	199,937
Net gain (loss)	170,508

Increase (decrease) in net assets from operations	$184,752

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14,244	$(1,605)
Net realized gain (loss)	(29,429)	228,931
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	199,937	(639,604)

Increase (decrease) in net assets from operations	184,752	(412,278)

Contract owner transactions:
Proceeds from units sold	388,845	1,270,401
Cost of units redeemed	(767,191)	(2,160,140)
Account charges	(2,793)	(3,444)
Increase (decrease)	(381,139)	(893,183)
Net increase (decrease)	(196,387)	(1,305,461)
Net assets, beginning	1,344,413	2,649,874
Net assets, ending	$1,148,026	$1,344,413

Units sold	318,067	962,142
Units redeemed	(641,578)	(1,754,118)
Net increase (decrease)	(323,511)	(791,976)
Units outstanding, beginning	1,202,774	1,994,750
Units outstanding, ending	879,263	1,202,774

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,182,558
Cost of units redeemed/account charges	(5,297,608)
Net investment income (loss)	57,909
Net realized gain (loss)	185,772
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	19,395
Net assets	$1,148,026

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	879	$1,148	1.25%	16.8%	12/31/2019	$1.33	0	$0	1.00%	17.1%	12/31/2019	$1.35	0	$0	0.75%	17.4%
12/31/2018	1.12	1,203	1,344	1.25%	-15.9%	12/31/2018	1.13	0	0	1.00%	-15.6%	12/31/2018	1.15	0	0	0.75%	-15.4%
12/31/2017	1.33	1,995	2,650	1.25%	35.5%	12/31/2017	1.34	0	0	1.00%	35.8%	12/31/2017	1.36	0	0	0.75%	36.2%
12/31/2016	0.98	1,706	1,673	1.25%	9.4%	12/31/2016	0.99	0	0	1.00%	9.6%	12/31/2016	1.00	0	0	0.75%	9.9%
12/31/2015	0.90	1,260	1,129	1.25%	-16.1%	12/31/2015	0.90	0	0	1.00%	-15.9%	12/31/2015	0.91	0	0	0.75%	-15.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	0	$0	0.50%	17.7%	12/31/2019	$1.39	0	$0	0.25%	18.0%	12/31/2019	$1.42	0	$0	0.00%	18.3%
12/31/2018	1.17	0	0	0.50%	-15.2%	12/31/2018	1.18	0	0	0.25%	-15.0%	12/31/2018	1.20	0	0	0.00%	-14.8%
12/31/2017	1.37	0	0	0.50%	36.5%	12/31/2017	1.39	0	0	0.25%	36.8%	12/31/2017	1.41	0	0	0.00%	37.2%
12/31/2016	1.01	0	0	0.50%	10.2%	12/31/2016	1.02	0	0	0.25%	10.5%	12/31/2016	1.02	0	0	0.00%	10.7%
12/31/2015	0.91	0	0	0.50%	-15.5%	12/31/2015	0.92	0	0	0.25%	-15.3%	12/31/2015	0.93	0	0	0.00%	-15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.4%
2018	1.5%
2017	2.1%
2016	1.9%
2015	2.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Growth & Income Fund Retirement Class - 06-433
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,330,615	$1,198,623	88,169
Receivables: investments sold	-
Payables: investments purchased	(1,026)
Net assets	$1,329,589

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,329,589	443,469	$3.00
Band 100	-	-	3.07
Band 75	-	-	3.15
Band 50	-	-	3.23
Band 25	-	-	3.31
Band 0	-	-	3.40
Total	$1,329,589	443,469

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$14,225
Mortality & expense charges	(14,411)
Net investment income (loss)	(186)

Gain (loss) on investments:
Net realized gain (loss)	19,908
Realized gain distributions	63,338
Net change in unrealized appreciation (depreciation)	207,108
Net gain (loss)	290,354

Increase (decrease) in net assets from operations	$290,168

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(186)	$(13,222)
Net realized gain (loss)	19,908	418,107
Realized gain distributions	63,338	82,880
Net change in unrealized appreciation (depreciation)	207,108	(555,747)

Increase (decrease) in net assets from operations	290,168	(67,982)

Contract owner transactions:
Proceeds from units sold	247,108	356,524
Cost of units redeemed	(293,929)	(2,381,885)
Account charges	(192)	(1,563)
Increase (decrease)	(47,013)	(2,026,924)
Net increase (decrease)	243,155	(2,094,906)
Net assets, beginning	1,086,434	3,181,340
Net assets, ending	$1,329,589	$1,086,434

Units sold	89,225	148,648
Units redeemed	(110,655)	(928,939)
Net increase (decrease)	(21,430)	(780,291)
Units outstanding, beginning	464,899	1,245,190
Units outstanding, ending	443,469	464,899

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$7,110,997
Cost of units redeemed/account charges	(7,931,230)
Net investment income (loss)	(61,173)
Net realized gain (loss)	1,023,109
Realized gain distributions	1,055,894
Net change in unrealized appreciation (depreciation)	131,992
Net assets	$1,329,589

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.00	443	$1,330	1.25%	28.3%	12/31/2019	$3.07	0	$0	1.00%	28.6%	12/31/2019	$3.15	0	$0	0.75%	28.9%
12/31/2018	2.34	465	1,086	1.25%	-8.5%	12/31/2018	2.39	0	0	1.00%	-8.3%	12/31/2018	2.44	0	0	0.75%	-8.1%
12/31/2017	2.55	1,245	3,181	1.25%	22.2%	12/31/2017	2.61	0	0	1.00%	22.6%	12/31/2017	2.66	0	0	0.75%	22.9%
12/31/2016	2.09	1,636	3,419	1.25%	6.9%	12/31/2016	2.13	0	0	1.00%	7.2%	12/31/2016	2.16	0	0	0.75%	7.5%
12/31/2015	1.95	1,839	3,593	1.25%	2.0%	12/31/2015	1.98	0	0	1.00%	2.2%	12/31/2015	2.01	0	0	0.75%	2.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.23	0	$0	0.50%	29.3%	12/31/2019	$3.31	0	$0	0.25%	29.6%	12/31/2019	$3.40	0	$0	0.00%	29.9%
12/31/2018	2.50	0	0	0.50%	-7.8%	12/31/2018	2.56	0	0	0.25%	-7.6%	12/31/2018	2.62	0	0	0.00%	-7.4%
12/31/2017	2.71	0	0	0.50%	23.2%	12/31/2017	2.77	0	0	0.25%	23.5%	12/31/2017	2.82	0	0	0.00%	23.8%
12/31/2016	2.20	0	0	0.50%	7.7%	12/31/2016	2.24	0	0	0.25%	8.0%	12/31/2016	2.28	0	0	0.00%	8.3%
12/31/2015	2.04	0	0	0.50%	2.7%	12/31/2015	2.08	0	0	0.25%	3.0%	12/31/2015	2.11	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.2%
2018	1.0%
2017	0.9%
2016	1.1%
2015	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF International Equity Index fund Retirement Class - 06-428
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,789,245	$5,411,250	281,878
Receivables: investments sold	-
Payables: investments purchased	(19,195)
Net assets	$5,770,050

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,706,176	3,759,757	$1.52
Band 100	-	-	1.56
Band 75	-	-	1.60
Band 50	-	-	1.64
Band 25	-	-	1.68
Band 0	63,874	37,123	1.72
Total	$5,770,050	3,796,880

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$160,518
Mortality & expense charges	(70,554)
Net investment income (loss)	89,964

Gain (loss) on investments:
Net realized gain (loss)	37,146
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	886,262
Net gain (loss)	923,408

Increase (decrease) in net assets from operations	$1,013,372

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$89,964	$56,773
Net realized gain (loss)	37,146	376,297
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	886,262	(1,379,281)

Increase (decrease) in net assets from operations	1,013,372	(946,211)

Contract owner transactions:
Proceeds from units sold	1,826,502	2,321,569
Cost of units redeemed	(2,151,577)	(4,557,753)
Account charges	(6,779)	(8,942)
Increase (decrease)	(331,854)	(2,245,126)
Net increase (decrease)	681,518	(3,191,337)
Net assets, beginning	5,088,532	8,279,869
Net assets, ending	$5,770,050	$5,088,532

Units sold	1,304,548	1,615,659
Units redeemed	(1,528,625)	(3,183,464)
Net increase (decrease)	(224,077)	(1,567,805)
Units outstanding, beginning	4,020,957	5,588,762
Units outstanding, ending	3,796,880	4,020,957

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$18,230,078
Cost of units redeemed/account charges	(14,068,161)
Net investment income (loss)	555,581
Net realized gain (loss)	668,697
Realized gain distributions	5,860
Net change in unrealized appreciation (depreciation)	377,995
Net assets	$5,770,050

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.52	3,760	$5,706	1.25%	20.0%	12/31/2019	$1.56	0	$0	1.00%	20.3%	12/31/2019	$1.60	0	$0	0.75%	20.6%
12/31/2018	1.26	3,989	5,044	1.25%	-14.6%	12/31/2018	1.29	0	0	1.00%	-14.4%	12/31/2018	1.32	0	0	0.75%	-14.2%
12/31/2017	1.48	5,563	8,237	1.25%	23.5%	12/31/2017	1.51	0	0	1.00%	23.8%	12/31/2017	1.54	0	0	0.75%	24.1%
12/31/2016	1.20	4,946	5,931	1.25%	-0.3%	12/31/2016	1.22	0	0	1.00%	0.0%	12/31/2016	1.24	0	0	0.75%	0.2%
12/31/2015	1.20	4,021	4,836	1.25%	-2.0%	12/31/2015	1.22	0	0	1.00%	-1.7%	12/31/2015	1.24	0	0	0.75%	-1.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.64	0	$0	0.50%	20.9%	12/31/2019	$1.68	0	$0	0.25%	21.2%	12/31/2019	$1.72	37	$64	0.00%	21.6%
12/31/2018	1.35	0	0	0.50%	-14.0%	12/31/2018	1.38	0	0	0.25%	-13.8%	12/31/2018	1.42	31	45	0.00%	-13.5%
12/31/2017	1.57	0	0	0.50%	24.4%	12/31/2017	1.60	0	0	0.25%	24.7%	12/31/2017	1.64	26	43	0.00%	25.0%
12/31/2016	1.26	0	0	0.50%	0.5%	12/31/2016	1.29	0	0	0.25%	0.7%	12/31/2016	1.31	14	19	0.00%	1.0%
12/31/2015	1.26	0	0	0.50%	-1.2%	12/31/2015	1.28	0	0	0.25%	-1.0%	12/31/2015	1.30	6	8	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.0%
2018	2.3%
2017	2.8%
2016	2.8%
2015	3.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Large-Cap Growth Index Fund Retirement Class - 06-431
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,427,569	$13,737,596	528,810
Receivables: investments sold	-
Payables: investments purchased	(46,650)
Net assets	$19,380,919

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,380,919	5,378,746	$3.60
Band 100	-	-	3.69
Band 75	-	-	3.79
Band 50	-	-	3.88
Band 25	-	-	3.98
Band 0	-	-	4.08
Total	$19,380,919	5,378,746

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$159,752
Mortality & expense charges	(217,745)
Net investment income (loss)	(57,993)

Gain (loss) on investments:
Net realized gain (loss)	1,041,897
Realized gain distributions	243,053
Net change in unrealized appreciation (depreciation)	3,768,263
Net gain (loss)	5,053,213

Increase (decrease) in net assets from operations	$4,995,220

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(57,993)	$(105,934)
Net realized gain (loss)	1,041,897	3,530,473
Realized gain distributions	243,053	361,998
Net change in unrealized appreciation (depreciation)	3,768,263	(3,287,807)

Increase (decrease) in net assets from operations	4,995,220	498,730

Contract owner transactions:
Proceeds from units sold	4,359,429	4,342,558
Cost of units redeemed	(4,496,818)	(12,891,492)
Account charges	(8,739)	(10,759)
Increase (decrease)	(146,128)	(8,559,693)
Net increase (decrease)	4,849,092	(8,060,963)
Net assets, beginning	14,531,827	22,592,790
Net assets, ending	$19,380,919	$14,531,827

Units sold	1,366,722	1,497,405
Units redeemed	(1,402,777)	(4,245,689)
Net increase (decrease)	(36,055)	(2,748,284)
Units outstanding, beginning	5,414,801	8,163,085
Units outstanding, ending	5,378,746	5,414,801

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$40,343,727
Cost of units redeemed/account charges	(34,614,099)
Net investment income (loss)	(137,324)
Net realized gain (loss)	7,074,512
Realized gain distributions	1,024,130
Net change in unrealized appreciation (depreciation)	5,689,973
Net assets	$19,380,919

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.60	5,379	$19,381	1.25%	34.3%	12/31/2019	$3.69	0	$0	1.00%	34.6%	12/31/2019	$3.79	0	$0	0.75%	34.9%
12/31/2018	2.68	5,415	14,532	1.25%	-3.0%	12/31/2018	2.75	0	0	1.00%	-2.8%	12/31/2018	2.81	0	0	0.75%	-2.5%
12/31/2017	2.77	8,163	22,593	1.25%	28.2%	12/31/2017	2.82	0	0	1.00%	28.5%	12/31/2017	2.88	0	0	0.75%	28.8%
12/31/2016	2.16	7,586	16,380	1.25%	5.4%	12/31/2016	2.20	0	0	1.00%	5.7%	12/31/2016	2.24	0	0	0.75%	6.0%
12/31/2015	2.05	4,967	10,173	1.25%	4.0%	12/31/2015	2.08	0	0	1.00%	4.3%	12/31/2015	2.11	0	0	0.75%	4.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.88	0	$0	0.50%	35.3%	12/31/2019	$3.98	0	$0	0.25%	35.6%	12/31/2019	$4.08	0	$0	0.00%	36.0%
12/31/2018	2.87	0	0	0.50%	-2.3%	12/31/2018	2.94	0	0	0.25%	-2.1%	12/31/2018	3.00	0	0	0.00%	-1.8%
12/31/2017	2.94	0	0	0.50%	29.1%	12/31/2017	3.00	0	0	0.25%	29.5%	12/31/2017	3.06	0	0	0.00%	29.8%
12/31/2016	2.28	0	0	0.50%	6.2%	12/31/2016	2.32	0	0	0.25%	6.5%	12/31/2016	2.36	0	0	0.00%	6.8%
12/31/2015	2.14	0	0	0.50%	4.8%	12/31/2015	2.18	0	0	0.25%	5.0%	12/31/2015	2.21	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	0.9%
2017	1.1%
2016	1.3%
2015	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Large-Cap Value Index Fund Retirement Class - 06-429
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,696,008	$5,343,223	280,116
Receivables: investments sold	96,801
Payables: investments purchased	-
Net assets	$5,792,809

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,792,809	2,194,297	$2.64
Band 100	-	-	2.71
Band 75	-	-	2.78
Band 50	-	-	2.85
Band 25	-	-	2.92
Band 0	-	-	2.99
Total	$5,792,809	2,194,297

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$501,034
Mortality & expense charges	(244,535)
Net investment income (loss)	256,499

Gain (loss) on investments:
Net realized gain (loss)	1,507,261
Realized gain distributions	839,518
Net change in unrealized appreciation (depreciation)	1,647,659
Net gain (loss)	3,994,438

Increase (decrease) in net assets from operations	$4,250,937

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$256,499	$159,318
Net realized gain (loss)	1,507,261	535,832
Realized gain distributions	839,518	322,116
Net change in unrealized appreciation (depreciation)	1,647,659	(2,980,567)

Increase (decrease) in net assets from operations	4,250,937	(1,963,301)

Contract owner transactions:
Proceeds from units sold	2,279,711	3,861,144
Cost of units redeemed	(19,321,551)	(7,586,435)
Account charges	(4,193)	(4,620)
Increase (decrease)	(17,046,033)	(3,729,911)
Net increase (decrease)	(12,795,096)	(5,693,212)
Net assets, beginning	18,587,905	24,281,117
Net assets, ending	$5,792,809	$18,587,905

Units sold	1,038,427	1,714,738
Units redeemed	(7,612,026)	(3,292,104)
Net increase (decrease)	(6,573,599)	(1,577,366)
Units outstanding, beginning	8,767,896	10,345,262
Units outstanding, ending	2,194,297	8,767,896

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$42,065,272
Cost of units redeemed/account charges	(43,401,729)
Net investment income (loss)	826,135
Net realized gain (loss)	3,767,216
Realized gain distributions	2,183,130
Net change in unrealized appreciation (depreciation)	352,785
Net assets	$5,792,809

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.64	2,194	$5,793	1.25%	24.5%	12/31/2019	$2.71	0	$0	1.00%	24.8%	12/31/2019	$2.78	0	$0	0.75%	25.1%
12/31/2018	2.12	8,768	18,588	1.25%	-9.7%	12/31/2018	2.17	0	0	1.00%	-9.4%	12/31/2018	2.22	0	0	0.75%	-9.2%
12/31/2017	2.35	10,345	24,281	1.25%	11.9%	12/31/2017	2.39	0	0	1.00%	12.2%	12/31/2017	2.44	0	0	0.75%	12.5%
12/31/2016	2.10	4,299	9,016	1.25%	15.5%	12/31/2016	2.13	0	0	1.00%	15.8%	12/31/2016	2.17	0	0	0.75%	16.1%
12/31/2015	1.82	2,826	5,131	1.25%	-5.3%	12/31/2015	1.84	0	0	1.00%	-5.1%	12/31/2015	1.87	0	0	0.75%	-4.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.85	0	$0	0.50%	25.5%	12/31/2019	$2.92	0	$0	0.25%	25.8%	12/31/2019	$2.99	0	$0	0.00%	26.1%
12/31/2018	2.27	0	0	0.50%	-9.0%	12/31/2018	2.32	0	0	0.25%	-8.8%	12/31/2018	2.37	0	0	0.00%	-8.5%
12/31/2017	2.49	0	0	0.50%	12.7%	12/31/2017	2.54	0	0	0.25%	13.0%	12/31/2017	2.59	0	0	0.00%	13.3%
12/31/2016	2.21	0	0	0.50%	16.4%	12/31/2016	2.25	0	0	0.25%	16.7%	12/31/2016	2.29	0	0	0.00%	17.0%
12/31/2015	1.90	0	0	0.50%	-4.6%	12/31/2015	1.93	0	0	0.25%	-4.3%	12/31/2015	1.96	0	0	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	4.1%
2018	2.1%
2017	3.1%
2016	2.3%
2015	2.5%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2010 Fund Retirement Class - 06-032
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,538,709	$6,874,211	475,096
Receivables: investments sold	10,572
Payables: investments purchased	-
Net assets	$7,549,281

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,591,730	5,101,666	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.37
Band 0	957,551	686,600	1.39
Total	$7,549,281	5,788,266

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$147,381
Mortality & expense charges	(78,657)
Net investment income (loss)	68,724

Gain (loss) on investments:
Net realized gain (loss)	93,670
Realized gain distributions	9,427
Net change in unrealized appreciation (depreciation)	760,461
Net gain (loss)	863,558

Increase (decrease) in net assets from operations	$932,282

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$68,724	$27,044
Net realized gain (loss)	93,670	632,322
Realized gain distributions	9,427	39,471
Net change in unrealized appreciation (depreciation)	760,461	(955,595)

Increase (decrease) in net assets from operations	932,282	(256,758)

Contract owner transactions:
Proceeds from units sold	1,892,364	2,414,644
Cost of units redeemed	(1,510,136)	(7,172,138)
Account charges	(6,894)	(8,321)
Increase (decrease)	375,334	(4,765,815)
Net increase (decrease)	1,307,616	(5,022,573)
Net assets, beginning	6,241,665	11,264,238
Net assets, ending	$7,549,281	$6,241,665

Units sold	1,541,899	2,448,938
Units redeemed	(1,216,618)	(6,454,772)
Net increase (decrease)	325,281	(4,005,834)
Units outstanding, beginning	5,462,985	9,468,819
Units outstanding, ending	5,788,266	5,462,985

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$27,400,811
Cost of units redeemed/account charges	(22,058,981)
Net investment income (loss)	305,563
Net realized gain (loss)	1,105,203
Realized gain distributions	132,187
Net change in unrealized appreciation (depreciation)	664,498
Net assets	$7,549,281

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	5,102	$6,592	1.25%	13.9%	12/31/2019	$1.31	0	$0	1.00%	14.2%	12/31/2019	$1.33	0	$0	0.75%	14.5%
12/31/2018	1.13	4,858	5,510	1.25%	-4.4%	12/31/2018	1.15	0	0	1.00%	-4.1%	12/31/2018	1.16	0	0	0.75%	-3.9%
12/31/2017	1.19	8,910	10,567	1.25%	9.5%	12/31/2017	1.20	0	0	1.00%	9.7%	12/31/2017	1.21	0	0	0.75%	10.0%
12/31/2016	1.08	9,927	10,756	1.25%	4.2%	12/31/2016	1.09	0	0	1.00%	4.5%	12/31/2016	1.10	0	0	0.75%	4.8%
12/31/2015	1.04	6,503	6,759	1.25%	-1.5%	12/31/2015	1.04	0	0	1.00%	-1.3%	12/31/2015	1.05	0	0	0.75%	-1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	0	$0	0.50%	14.8%	12/31/2019	$1.37	0	$0	0.25%	15.1%	12/31/2019	$1.39	687	$958	0.00%	15.3%
12/31/2018	1.18	0	0	0.50%	-3.6%	12/31/2018	1.19	0	0	0.25%	-3.4%	12/31/2018	1.21	605	732	0.00%	-3.1%
12/31/2017	1.22	0	0	0.50%	10.3%	12/31/2017	1.24	0	0	0.25%	10.5%	12/31/2017	1.25	559	697	0.00%	10.8%
12/31/2016	1.11	0	0	0.50%	5.0%	12/31/2016	1.12	0	0	0.25%	5.3%	12/31/2016	1.13	662	746	0.00%	5.6%
12/31/2015	1.06	0	0	0.50%	-0.8%	12/31/2015	1.06	0	0	0.25%	-0.5%	12/31/2015	1.07	92	99	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.1%
2018	1.6%
2017	1.7%
2016	2.2%
2015	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2015 Fund Retirement Class - 06-033
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,131,305	$14,444,269	967,942
Receivables: investments sold	13,973
Payables: investments purchased	-
Net assets	$16,145,278

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,508,366	10,982,617	$1.32
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	1,636,912	1,148,051	1.43
Total	$16,145,278	12,130,668

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$318,456
Mortality & expense charges	(179,696)
Net investment income (loss)	138,760

Gain (loss) on investments:
Net realized gain (loss)	310,657
Realized gain distributions	31,330
Net change in unrealized appreciation (depreciation)	1,762,680
Net gain (loss)	2,104,667

Increase (decrease) in net assets from operations	$2,243,427

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$138,760	$82,037
Net realized gain (loss)	310,657	1,293,981
Realized gain distributions	31,330	110,161
Net change in unrealized appreciation (depreciation)	1,762,680	(2,098,716)

Increase (decrease) in net assets from operations	2,243,427	(612,537)

Contract owner transactions:
Proceeds from units sold	3,416,911	3,188,993
Cost of units redeemed	(4,425,245)	(14,081,719)
Account charges	(16,133)	(18,460)
Increase (decrease)	(1,024,467)	(10,911,186)
Net increase (decrease)	1,218,960	(11,523,723)
Net assets, beginning	14,926,318	26,450,041
Net assets, ending	$16,145,278	$14,926,318

Units sold	3,049,114	3,224,368
Units redeemed	(3,815,160)	(12,174,379)
Net increase (decrease)	(766,046)	(8,950,011)
Units outstanding, beginning	12,896,714	21,846,725
Units outstanding, ending	12,130,668	12,896,714

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$60,040,659
Cost of units redeemed/account charges	(49,135,321)
Net investment income (loss)	762,109
Net realized gain (loss)	2,450,359
Realized gain distributions	340,436
Net change in unrealized appreciation (depreciation)	1,687,036
Net assets	$16,145,278

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.32	10,983	$14,508	1.25%	14.9%	12/31/2019	$1.34	0	$0	1.00%	15.2%	12/31/2019	$1.36	0	$0	0.75%	15.5%
12/31/2018	1.15	11,547	13,272	1.25%	-4.7%	12/31/2018	1.16	0	0	1.00%	-4.5%	12/31/2018	1.18	0	0	0.75%	-4.2%
12/31/2017	1.21	20,285	24,467	1.25%	10.6%	12/31/2017	1.22	0	0	1.00%	10.9%	12/31/2017	1.23	0	0	0.75%	11.1%
12/31/2016	1.09	21,336	23,272	1.25%	4.6%	12/31/2016	1.10	0	0	1.00%	4.8%	12/31/2016	1.11	0	0	0.75%	5.1%
12/31/2015	1.04	15,693	16,371	1.25%	-1.5%	12/31/2015	1.05	0	0	1.00%	-1.3%	12/31/2015	1.05	0	0	0.75%	-1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.38	0	$0	0.50%	15.8%	12/31/2019	$1.40	0	$0	0.25%	16.1%	12/31/2019	$1.43	1,148	$1,637	0.00%	16.4%
12/31/2018	1.19	0	0	0.50%	-4.0%	12/31/2018	1.21	0	0	0.25%	-3.7%	12/31/2018	1.23	1,350	1,654	0.00%	-3.5%
12/31/2017	1.24	0	0	0.50%	11.4%	12/31/2017	1.26	0	0	0.25%	11.7%	12/31/2017	1.27	1,562	1,983	0.00%	12.0%
12/31/2016	1.12	0	0	0.50%	5.3%	12/31/2016	1.13	0	0	0.25%	5.6%	12/31/2016	1.13	1,690	1,917	0.00%	5.9%
12/31/2015	1.06	0	0	0.50%	-0.8%	12/31/2015	1.07	0	0	0.25%	-0.5%	12/31/2015	1.07	217	232	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.0%
2018	1.6%
2017	1.7%
2016	2.2%
2015	2.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2020 Fund Retirement Class - 06-034
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$58,397,112	$51,668,074	3,289,209
Receivables: investments sold	19,243
Payables: investments purchased	-
Net assets	$58,416,355

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$50,890,380	37,535,232	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.40
Band 50	-	-	1.42
Band 25	-	-	1.44
Band 0	7,525,975	5,142,850	1.46
Total	$58,416,355	42,678,082

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,124,553
Mortality & expense charges	(595,673)
Net investment income (loss)	528,880

Gain (loss) on investments:
Net realized gain (loss)	636,826
Realized gain distributions	75,422
Net change in unrealized appreciation (depreciation)	6,925,537
Net gain (loss)	7,637,785

Increase (decrease) in net assets from operations	$8,166,665

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$528,880	$260,358
Net realized gain (loss)	636,826	4,526,955
Realized gain distributions	75,422	211,048
Net change in unrealized appreciation (depreciation)	6,925,537	(7,166,929)

Increase (decrease) in net assets from operations	8,166,665	(2,168,568)

Contract owner transactions:
Proceeds from units sold	14,912,137	16,265,668
Cost of units redeemed	(10,109,241)	(40,455,205)
Account charges	(47,393)	(51,101)
Increase (decrease)	4,755,503	(24,240,638)
Net increase (decrease)	12,922,168	(26,409,206)
Net assets, beginning	45,494,187	71,903,393
Net assets, ending	$58,416,355	$45,494,187

Units sold	12,001,638	16,001,634
Units redeemed	(7,927,753)	(35,473,164)
Net increase (decrease)	4,073,885	(19,471,530)
Units outstanding, beginning	38,604,197	58,075,727
Units outstanding, ending	42,678,082	38,604,197

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$150,681,632
Cost of units redeemed/account charges	(108,825,390)
Net investment income (loss)	2,301,298
Net realized gain (loss)	6,797,674
Realized gain distributions	732,103
Net change in unrealized appreciation (depreciation)	6,729,038
Net assets	$58,416,355

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	37,535	$50,890	1.25%	16.1%	12/31/2019	$1.38	0	$0	1.00%	16.4%	12/31/2019	$1.40	0	$0	0.75%	16.7%
12/31/2018	1.17	33,073	38,611	1.25%	-5.2%	12/31/2018	1.18	0	0	1.00%	-4.9%	12/31/2018	1.20	0	0	0.75%	-4.7%
12/31/2017	1.23	51,803	63,775	1.25%	12.0%	12/31/2017	1.24	0	0	1.00%	12.2%	12/31/2017	1.26	0	0	0.75%	12.5%
12/31/2016	1.10	54,561	59,992	1.25%	5.1%	12/31/2016	1.11	0	0	1.00%	5.4%	12/31/2016	1.12	0	0	0.75%	5.6%
12/31/2015	1.05	39,101	40,910	1.25%	-1.7%	12/31/2015	1.05	0	0	1.00%	-1.4%	12/31/2015	1.06	0	0	0.75%	-1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.42	0	$0	0.50%	17.0%	12/31/2019	$1.44	0	$0	0.25%	17.3%	12/31/2019	$1.46	5,143	$7,526	0.00%	17.6%
12/31/2018	1.21	0	0	0.50%	-4.5%	12/31/2018	1.23	0	0	0.25%	-4.2%	12/31/2018	1.24	5,531	6,883	0.00%	-4.0%
12/31/2017	1.27	0	0	0.50%	12.8%	12/31/2017	1.28	0	0	0.25%	13.1%	12/31/2017	1.30	6,273	8,129	0.00%	13.4%
12/31/2016	1.13	0	0	0.50%	5.9%	12/31/2016	1.13	0	0	0.25%	6.1%	12/31/2016	1.14	6,192	7,078	0.00%	6.4%
12/31/2015	1.06	0	0	0.50%	-0.9%	12/31/2015	1.07	0	0	0.25%	-0.7%	12/31/2015	1.07	329	353	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	1.6%
2017	1.7%
2016	2.2%
2015	2.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2025 Fund Retirement Class - 06-035
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$81,054,957	$69,992,867	4,306,628
Receivables: investments sold	81,931
Payables: investments purchased	-
Net assets	$81,136,888

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$70,760,189	50,636,380	$1.40
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.49
Band 0	10,376,699	6,879,426	1.51
Total	$81,136,888	57,515,806

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,605,575
Mortality & expense charges	(865,347)
Net investment income (loss)	740,228

Gain (loss) on investments:
Net realized gain (loss)	1,185,600
Realized gain distributions	78,986
Net change in unrealized appreciation (depreciation)	10,719,123
Net gain (loss)	11,983,709

Increase (decrease) in net assets from operations	$12,723,937

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$740,228	$464,000
Net realized gain (loss)	1,185,600	4,378,323
Realized gain distributions	78,986	198,311
Net change in unrealized appreciation (depreciation)	10,719,123	(8,512,942)

Increase (decrease) in net assets from operations	12,723,937	(3,472,308)

Contract owner transactions:
Proceeds from units sold	17,644,039	19,963,235
Cost of units redeemed	(12,839,330)	(34,484,701)
Account charges	(71,016)	(66,791)
Increase (decrease)	4,733,693	(14,588,257)
Net increase (decrease)	17,457,630	(18,060,565)
Net assets, beginning	63,679,258	81,739,823
Net assets, ending	$81,136,888	$63,679,258

Units sold	13,904,082	18,562,661
Units redeemed	(9,596,271)	(29,872,547)
Net increase (decrease)	4,307,811	(11,309,886)
Units outstanding, beginning	53,207,995	64,517,881
Units outstanding, ending	57,515,806	53,207,995

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$153,581,803
Cost of units redeemed/account charges	(94,505,463)
Net investment income (loss)	2,708,186
Net realized gain (loss)	7,551,804
Realized gain distributions	738,468
Net change in unrealized appreciation (depreciation)	11,062,090
Net assets	$81,136,888

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.40	50,636	$70,760	1.25%	17.8%	12/31/2019	$1.42	0	$0	1.00%	18.1%	12/31/2019	$1.44	0	$0	0.75%	18.4%
12/31/2018	1.19	46,119	54,714	1.25%	-5.8%	12/31/2018	1.20	0	0	1.00%	-5.6%	12/31/2018	1.22	0	0	0.75%	-5.4%
12/31/2017	1.26	57,702	72,700	1.25%	13.7%	12/31/2017	1.27	0	0	1.00%	13.9%	12/31/2017	1.29	0	0	0.75%	14.2%
12/31/2016	1.11	53,160	58,925	1.25%	5.7%	12/31/2016	1.12	0	0	1.00%	5.9%	12/31/2016	1.13	0	0	0.75%	6.2%
12/31/2015	1.05	31,512	33,053	1.25%	-1.8%	12/31/2015	1.05	0	0	1.00%	-1.5%	12/31/2015	1.06	0	0	0.75%	-1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.46	0	$0	0.50%	18.7%	12/31/2019	$1.49	0	$0	0.25%	19.0%	12/31/2019	$1.51	6,879	$10,377	0.00%	19.3%
12/31/2018	1.23	0	0	0.50%	-5.1%	12/31/2018	1.25	0	0	0.25%	-4.9%	12/31/2018	1.26	7,089	8,965	0.00%	-4.6%
12/31/2017	1.30	0	0	0.50%	14.5%	12/31/2017	1.31	0	0	0.25%	14.8%	12/31/2017	1.33	6,816	9,040	0.00%	15.1%
12/31/2016	1.13	0	0	0.50%	6.5%	12/31/2016	1.14	0	0	0.25%	6.7%	12/31/2016	1.15	6,659	7,673	0.00%	7.0%
12/31/2015	1.07	0	0	0.50%	-1.0%	12/31/2015	1.07	0	0	0.25%	-0.8%	12/31/2015	1.08	241	259	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	1.8%
2017	1.8%
2016	2.4%
2015	2.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2030 Fund Retirement Class - 06-036
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$75,238,481	$64,817,845	3,776,328
Receivables: investments sold	61,501
Payables: investments purchased	-
Net assets	$75,299,982

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$64,456,576	44,741,688	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	10,843,406	6,973,480	1.55
Total	$75,299,982	51,715,168

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,477,423
Mortality & expense charges	(741,384)
Net investment income (loss)	736,039

Gain (loss) on investments:
Net realized gain (loss)	861,077
Realized gain distributions	76,294
Net change in unrealized appreciation (depreciation)	10,353,301
Net gain (loss)	11,290,672

Increase (decrease) in net assets from operations	$12,026,711

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$736,039	$308,940
Net realized gain (loss)	861,077	5,180,022
Realized gain distributions	76,294	139,936
Net change in unrealized appreciation (depreciation)	10,353,301	(8,796,015)

Increase (decrease) in net assets from operations	12,026,711	(3,167,117)

Contract owner transactions:
Proceeds from units sold	20,380,143	18,356,812
Cost of units redeemed	(10,003,775)	(37,318,983)
Account charges	(69,034)	(67,781)
Increase (decrease)	10,307,334	(19,029,952)
Net increase (decrease)	22,334,045	(22,197,069)
Net assets, beginning	52,965,937	75,163,006
Net assets, ending	$75,299,982	$52,965,937

Units sold	15,542,520	16,240,647
Units redeemed	(7,331,546)	(30,758,706)
Net increase (decrease)	8,210,974	(14,518,059)
Units outstanding, beginning	43,504,194	58,022,253
Units outstanding, ending	51,715,168	43,504,194

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$148,464,927
Cost of units redeemed/account charges	(94,631,341)
Net investment income (loss)	2,513,304
Net realized gain (loss)	7,861,438
Realized gain distributions	671,018
Net change in unrealized appreciation (depreciation)	10,420,636
Net assets	$75,299,982

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.44	44,742	$64,457	1.25%	19.5%	12/31/2019	$1.46	0	$0	1.00%	19.8%	12/31/2019	$1.49	0	$0	0.75%	20.1%
12/31/2018	1.21	37,042	44,661	1.25%	-6.5%	12/31/2018	1.22	0	0	1.00%	-6.2%	12/31/2018	1.24	0	0	0.75%	-6.0%
12/31/2017	1.29	52,413	67,553	1.25%	15.3%	12/31/2017	1.30	0	0	1.00%	15.6%	12/31/2017	1.32	0	0	0.75%	15.9%
12/31/2016	1.12	47,649	53,267	1.25%	6.3%	12/31/2016	1.13	0	0	1.00%	6.6%	12/31/2016	1.14	0	0	0.75%	6.8%
12/31/2015	1.05	29,434	30,958	1.25%	-1.8%	12/31/2015	1.06	0	0	1.00%	-1.6%	12/31/2015	1.06	0	0	0.75%	-1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.51	0	$0	0.50%	20.4%	12/31/2019	$1.53	0	$0	0.25%	20.7%	12/31/2019	$1.55	6,973	$10,843	0.00%	21.0%
12/31/2018	1.25	0	0	0.50%	-5.7%	12/31/2018	1.27	0	0	0.25%	-5.5%	12/31/2018	1.29	6,462	8,305	0.00%	-5.3%
12/31/2017	1.33	0	0	0.50%	16.2%	12/31/2017	1.34	0	0	0.25%	16.4%	12/31/2017	1.36	5,609	7,610	0.00%	16.7%
12/31/2016	1.14	0	0	0.50%	7.1%	12/31/2016	1.15	0	0	0.25%	7.4%	12/31/2016	1.16	4,829	5,613	0.00%	7.6%
12/31/2015	1.07	0	0	0.50%	-1.1%	12/31/2015	1.07	0	0	0.25%	-0.9%	12/31/2015	1.08	245	264	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	1.7%
2017	1.8%
2016	2.4%
2015	2.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2035 Fund Retirement Class - 06-037
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$70,458,653	$59,587,518	3,358,415
Receivables: investments sold	68,063
Payables: investments purchased	-
Net assets	$70,526,716

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$58,455,780	39,440,147	$1.48
Band 100	-	-	1.50
Band 75	-	-	1.53
Band 50	-	-	1.55
Band 25	-	-	1.58
Band 0	12,070,936	7,545,368	1.60
Total	$70,526,716	46,985,515

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,367,432
Mortality & expense charges	(680,320)
Net investment income (loss)	687,112

Gain (loss) on investments:
Net realized gain (loss)	993,530
Realized gain distributions	75,693
Net change in unrealized appreciation (depreciation)	10,534,835
Net gain (loss)	11,604,058

Increase (decrease) in net assets from operations	$12,291,170

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$687,112	$364,484
Net realized gain (loss)	993,530	4,865,774
Realized gain distributions	75,693	156,803
Net change in unrealized appreciation (depreciation)	10,534,835	(8,612,676)

Increase (decrease) in net assets from operations	12,291,170	(3,225,615)

Contract owner transactions:
Proceeds from units sold	17,206,069	16,828,495
Cost of units redeemed	(10,060,819)	(30,045,925)
Account charges	(73,148)	(69,591)
Increase (decrease)	7,072,102	(13,287,021)
Net increase (decrease)	19,363,272	(16,512,636)
Net assets, beginning	51,163,444	67,676,080
Net assets, ending	$70,526,716	$51,163,444

Units sold	12,912,740	14,852,868
Units redeemed	(7,291,573)	(24,550,344)
Net increase (decrease)	5,621,167	(9,697,476)
Units outstanding, beginning	41,364,348	51,061,824
Units outstanding, ending	46,985,515	41,364,348

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$125,356,381
Cost of units redeemed/account charges	(76,118,819)
Net investment income (loss)	2,345,036
Net realized gain (loss)	7,420,698
Realized gain distributions	652,285
Net change in unrealized appreciation (depreciation)	10,871,135
Net assets	$70,526,716

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.48	39,440	$58,456	1.25%	21.2%	12/31/2019	$1.50	0	$0	1.00%	21.5%	12/31/2019	$1.53	0	$0	0.75%	21.8%
12/31/2018	1.22	34,327	41,988	1.25%	-7.1%	12/31/2018	1.24	0	0	1.00%	-6.9%	12/31/2018	1.25	0	0	0.75%	-6.6%
12/31/2017	1.32	44,581	58,694	1.25%	17.0%	12/31/2017	1.33	0	0	1.00%	17.3%	12/31/2017	1.34	0	0	0.75%	17.5%
12/31/2016	1.13	40,190	45,239	1.25%	6.8%	12/31/2016	1.13	0	0	1.00%	7.1%	12/31/2016	1.14	0	0	0.75%	7.3%
12/31/2015	1.05	21,022	22,157	1.25%	-2.0%	12/31/2015	1.06	0	0	1.00%	-1.7%	12/31/2015	1.07	0	0	0.75%	-1.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.55	0	$0	0.50%	22.1%	12/31/2019	$1.58	0	$0	0.25%	22.4%	12/31/2019	$1.60	7,545	$12,071	0.00%	22.7%
12/31/2018	1.27	0	0	0.50%	-6.4%	12/31/2018	1.29	0	0	0.25%	-6.2%	12/31/2018	1.30	7,037	9,175	0.00%	-5.9%
12/31/2017	1.36	0	0	0.50%	17.8%	12/31/2017	1.37	0	0	0.25%	18.1%	12/31/2017	1.39	6,481	8,982	0.00%	18.4%
12/31/2016	1.15	0	0	0.50%	7.6%	12/31/2016	1.16	0	0	0.25%	7.9%	12/31/2016	1.17	5,375	6,290	0.00%	8.1%
12/31/2015	1.07	0	0	0.50%	-1.2%	12/31/2015	1.08	0	0	0.25%	-1.0%	12/31/2015	1.08	170	184	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	1.8%
2017	1.9%
2016	2.6%
2015	2.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2040 Fund Retirement Class - 06-038
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$59,915,734	$50,240,206	2,752,184
Receivables: investments sold	26,841
Payables: investments purchased	-
Net assets	$59,942,575

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$49,405,788	32,514,846	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.62
Band 0	10,536,787	6,424,643	1.64
Total	$59,942,575	38,939,489

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,184,497
Mortality & expense charges	(578,501)
Net investment income (loss)	605,996

Gain (loss) on investments:
Net realized gain (loss)	1,232,686
Realized gain distributions	69,349
Net change in unrealized appreciation (depreciation)	9,350,614
Net gain (loss)	10,652,649

Increase (decrease) in net assets from operations	$11,258,645

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$605,996	$304,880
Net realized gain (loss)	1,232,686	4,352,486
Realized gain distributions	69,349	120,580
Net change in unrealized appreciation (depreciation)	9,350,614	(8,071,903)

Increase (decrease) in net assets from operations	11,258,645	(3,293,957)

Contract owner transactions:
Proceeds from units sold	15,446,442	15,080,243
Cost of units redeemed	(11,206,066)	(26,983,863)
Account charges	(56,882)	(54,611)
Increase (decrease)	4,183,494	(11,958,231)
Net increase (decrease)	15,442,139	(15,252,188)
Net assets, beginning	44,500,436	59,752,624
Net assets, ending	$59,942,575	$44,500,436

Units sold	11,248,257	12,287,070
Units redeemed	(7,806,344)	(20,968,114)
Net increase (decrease)	3,441,913	(8,681,044)
Units outstanding, beginning	35,497,576	44,178,620
Units outstanding, ending	38,939,489	35,497,576

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$110,337,668
Cost of units redeemed/account charges	(69,531,091)
Net investment income (loss)	2,093,744
Net realized gain (loss)	6,771,603
Realized gain distributions	595,123
Net change in unrealized appreciation (depreciation)	9,675,528
Net assets	$59,942,575

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.52	32,515	$49,406	1.25%	22.7%	12/31/2019	$1.54	0	$0	1.00%	23.0%	12/31/2019	$1.57	0	$0	0.75%	23.3%
12/31/2018	1.24	29,066	36,008	1.25%	-7.8%	12/31/2018	1.25	0	0	1.00%	-7.5%	12/31/2018	1.27	0	0	0.75%	-7.3%
12/31/2017	1.34	38,311	51,456	1.25%	18.6%	12/31/2017	1.36	0	0	1.00%	18.9%	12/31/2017	1.37	0	0	0.75%	19.2%
12/31/2016	1.13	32,831	37,184	1.25%	7.4%	12/31/2016	1.14	0	0	1.00%	7.7%	12/31/2016	1.15	0	0	0.75%	7.9%
12/31/2015	1.05	19,444	20,506	1.25%	-2.2%	12/31/2015	1.06	0	0	1.00%	-1.9%	12/31/2015	1.07	0	0	0.75%	-1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.59	0	$0	0.50%	23.6%	12/31/2019	$1.62	0	$0	0.25%	23.9%	12/31/2019	$1.64	6,425	$10,537	0.00%	24.2%
12/31/2018	1.29	0	0	0.50%	-7.1%	12/31/2018	1.30	0	0	0.25%	-6.8%	12/31/2018	1.32	6,431	8,493	0.00%	-6.6%
12/31/2017	1.39	0	0	0.50%	19.5%	12/31/2017	1.40	0	0	0.25%	19.8%	12/31/2017	1.41	5,868	8,296	0.00%	20.1%
12/31/2016	1.16	0	0	0.50%	8.2%	12/31/2016	1.17	0	0	0.25%	8.5%	12/31/2016	1.18	5,020	5,910	0.00%	8.7%
12/31/2015	1.07	0	0	0.50%	-1.4%	12/31/2015	1.08	0	0	0.25%	-1.2%	12/31/2015	1.08	134	145	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	1.8%
2017	1.9%
2016	2.5%
2015	2.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2045 Fund Retirement Class - 06-039
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$48,267,448	$40,230,828	2,196,192
Receivables: investments sold	48,785
Payables: investments purchased	-
Net assets	$48,316,233

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,287,519	25,506,871	$1.54
Band 100	-	-	1.56
Band 75	-	-	1.59
Band 50	-	-	1.61
Band 25	-	-	1.64
Band 0	9,028,714	5,430,828	1.66
Total	$48,316,233	30,937,699

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$955,282
Mortality & expense charges	(459,171)
Net investment income (loss)	496,111

Gain (loss) on investments:
Net realized gain (loss)	1,025,870
Realized gain distributions	54,515
Net change in unrealized appreciation (depreciation)	7,809,928
Net gain (loss)	8,890,313

Increase (decrease) in net assets from operations	$9,386,424

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$496,111	$265,268
Net realized gain (loss)	1,025,870	2,813,189
Realized gain distributions	54,515	95,641
Net change in unrealized appreciation (depreciation)	7,809,928	(5,910,395)

Increase (decrease) in net assets from operations	9,386,424	(2,736,297)

Contract owner transactions:
Proceeds from units sold	13,301,277	12,347,197
Cost of units redeemed	(9,019,821)	(17,971,127)
Account charges	(53,661)	(53,822)
Increase (decrease)	4,227,795	(5,677,752)
Net increase (decrease)	13,614,219	(8,414,049)
Net assets, beginning	34,702,014	43,116,063
Net assets, ending	$48,316,233	$34,702,014

Units sold	9,602,702	9,692,234
Units redeemed	(6,274,821)	(13,685,670)
Net increase (decrease)	3,327,881	(3,993,436)
Units outstanding, beginning	27,609,818	31,603,254
Units outstanding, ending	30,937,699	27,609,818

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$81,568,174
Cost of units redeemed/account charges	(48,018,542)
Net investment income (loss)	1,568,775
Net realized gain (loss)	4,768,931
Realized gain distributions	392,275
Net change in unrealized appreciation (depreciation)	8,036,620
Net assets	$48,316,233

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.54	25,507	$39,288	1.25%	24.0%	12/31/2019	$1.56	0	$0	1.00%	24.3%	12/31/2019	$1.59	0	$0	0.75%	24.6%
12/31/2018	1.24	22,741	28,254	1.25%	-8.3%	12/31/2018	1.26	0	0	1.00%	-8.0%	12/31/2018	1.27	0	0	0.75%	-7.8%
12/31/2017	1.35	27,306	36,988	1.25%	19.4%	12/31/2017	1.37	0	0	1.00%	19.7%	12/31/2017	1.38	0	0	0.75%	20.0%
12/31/2016	1.13	21,728	24,651	1.25%	7.7%	12/31/2016	1.14	0	0	1.00%	8.0%	12/31/2016	1.15	0	0	0.75%	8.2%
12/31/2015	1.05	11,183	11,781	1.25%	-2.2%	12/31/2015	1.06	0	0	1.00%	-2.0%	12/31/2015	1.06	0	0	0.75%	-1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.61	0	$0	0.50%	24.9%	12/31/2019	$1.64	0	$0	0.25%	25.2%	12/31/2019	$1.66	5,431	$9,029	0.00%	25.5%
12/31/2018	1.29	0	0	0.50%	-7.6%	12/31/2018	1.31	0	0	0.25%	-7.4%	12/31/2018	1.32	4,869	6,448	0.00%	-7.1%
12/31/2017	1.40	0	0	0.50%	20.3%	12/31/2017	1.41	0	0	0.25%	20.6%	12/31/2017	1.43	4,298	6,128	0.00%	20.9%
12/31/2016	1.16	0	0	0.50%	8.5%	12/31/2016	1.17	0	0	0.25%	8.8%	12/31/2016	1.18	3,543	4,179	0.00%	9.0%
12/31/2015	1.07	0	0	0.50%	-1.5%	12/31/2015	1.08	0	0	0.25%	-1.2%	12/31/2015	1.08	85	92	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	1.9%
2017	2.0%
2016	2.6%
2015	2.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2050 Fund Retirement Class - 06-040
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$44,018,395	$37,230,926	1,992,329
Receivables: investments sold	-
Payables: investments purchased	(7,840)
Net assets	$44,010,555

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$36,447,070	23,536,393	$1.55
Band 100	-	-	1.57
Band 75	-	-	1.60
Band 50	-	-	1.62
Band 25	-	-	1.65
Band 0	7,563,485	4,525,166	1.67
Total	$44,010,555	28,061,559

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$894,199
Mortality & expense charges	(428,520)
Net investment income (loss)	465,679

Gain (loss) on investments:
Net realized gain (loss)	1,287,177
Realized gain distributions	49,311
Net change in unrealized appreciation (depreciation)	6,897,886
Net gain (loss)	8,234,374

Increase (decrease) in net assets from operations	$8,700,053

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$465,679	$252,444
Net realized gain (loss)	1,287,177	2,047,015
Realized gain distributions	49,311	80,418
Net change in unrealized appreciation (depreciation)	6,897,886	(5,090,459)

Increase (decrease) in net assets from operations	8,700,053	(2,710,582)

Contract owner transactions:
Proceeds from units sold	15,136,726	13,079,945
Cost of units redeemed	(11,419,901)	(14,523,399)
Account charges	(44,726)	(40,679)
Increase (decrease)	3,672,099	(1,484,133)
Net increase (decrease)	12,372,152	(4,194,715)
Net assets, beginning	31,638,403	35,833,118
Net assets, ending	$44,010,555	$31,638,403

Units sold	10,800,833	9,818,188
Units redeemed	(7,851,274)	(10,858,720)
Net increase (decrease)	2,949,559	(1,040,532)
Units outstanding, beginning	25,112,000	26,152,532
Units outstanding, ending	28,061,559	25,112,000

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$71,781,698
Cost of units redeemed/account charges	(40,109,847)
Net investment income (loss)	1,369,636
Net realized gain (loss)	3,872,090
Realized gain distributions	309,509
Net change in unrealized appreciation (depreciation)	6,787,469
Net assets	$44,010,555

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.55	23,536	$36,447	1.25%	24.2%	12/31/2019	$1.57	0	$0	1.00%	24.5%	12/31/2019	$1.60	0	$0	0.75%	24.8%
12/31/2018	1.25	21,122	26,335	1.25%	-8.4%	12/31/2018	1.26	0	0	1.00%	-8.2%	12/31/2018	1.28	0	0	0.75%	-8.0%
12/31/2017	1.36	22,956	31,253	1.25%	19.7%	12/31/2017	1.38	0	0	1.00%	20.0%	12/31/2017	1.39	0	0	0.75%	20.3%
12/31/2016	1.14	16,211	18,441	1.25%	7.9%	12/31/2016	1.15	0	0	1.00%	8.1%	12/31/2016	1.16	0	0	0.75%	8.4%
12/31/2015	1.05	8,693	9,166	1.25%	-2.1%	12/31/2015	1.06	0	0	1.00%	-1.9%	12/31/2015	1.07	0	0	0.75%	-1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.62	0	$0	0.50%	25.1%	12/31/2019	$1.65	0	$0	0.25%	25.4%	12/31/2019	$1.67	4,525	$7,563	0.00%	25.8%
12/31/2018	1.30	0	0	0.50%	-7.7%	12/31/2018	1.31	0	0	0.25%	-7.5%	12/31/2018	1.33	3,990	5,303	0.00%	-7.3%
12/31/2017	1.40	0	0	0.50%	20.6%	12/31/2017	1.42	0	0	0.25%	20.9%	12/31/2017	1.43	3,196	4,580	0.00%	21.2%
12/31/2016	1.16	0	0	0.50%	8.7%	12/31/2016	1.17	0	0	0.25%	9.0%	12/31/2016	1.18	2,412	2,853	0.00%	9.2%
12/31/2015	1.07	0	0	0.50%	-1.4%	12/31/2015	1.08	0	0	0.25%	-1.2%	12/31/2015	1.08	69	75	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.4%
2018	2.0%
2017	2.1%
2016	2.6%
2015	2.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2055 Fund Retirement Class - 06-041
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,261,917	$22,370,172	1,478,743
Receivables: investments sold	44,925
Payables: investments purchased	-
Net assets	$26,306,842

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,932,877	12,172,345	$1.56
Band 100	-	-	1.58
Band 75	-	-	1.60
Band 50	-	-	1.63
Band 25	-	-	1.65
Band 0	7,373,965	4,392,439	1.68
Total	$26,306,842	16,564,784

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$515,576
Mortality & expense charges	(212,623)
Net investment income (loss)	302,953

Gain (loss) on investments:
Net realized gain (loss)	513,488
Realized gain distributions	25,246
Net change in unrealized appreciation (depreciation)	4,153,507
Net gain (loss)	4,692,241

Increase (decrease) in net assets from operations	$4,995,194

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$302,953	$181,271
Net realized gain (loss)	513,488	972,579
Realized gain distributions	25,246	40,125
Net change in unrealized appreciation (depreciation)	4,153,507	(2,678,997)

Increase (decrease) in net assets from operations	4,995,194	(1,485,022)

Contract owner transactions:
Proceeds from units sold	9,220,384	8,846,903
Cost of units redeemed	(5,783,629)	(7,684,251)
Account charges	(39,707)	(33,441)
Increase (decrease)	3,397,048	1,129,211
Net increase (decrease)	8,392,242	(355,811)
Net assets, beginning	17,914,600	18,270,411
Net assets, ending	$26,306,842	$17,914,600

Units sold	6,561,387	6,525,847
Units redeemed	(4,079,534)	(5,675,795)
Net increase (decrease)	2,481,853	850,052
Units outstanding, beginning	14,082,931	13,232,879
Units outstanding, ending	16,564,784	14,082,931

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$38,934,744
Cost of units redeemed/account charges	(19,241,850)
Net investment income (loss)	815,175
Net realized gain (loss)	1,781,366
Realized gain distributions	125,662
Net change in unrealized appreciation (depreciation)	3,891,745
Net assets	$26,306,842

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.56	12,172	$18,933	1.25%	24.4%	12/31/2019	$1.58	0	$0	1.00%	24.7%	12/31/2019	$1.60	0	$0	0.75%	25.0%
12/31/2018	1.25	10,327	12,909	1.25%	-8.5%	12/31/2018	1.27	0	0	1.00%	-8.3%	12/31/2018	1.28	0	0	0.75%	-8.0%
12/31/2017	1.37	10,518	14,367	1.25%	20.0%	12/31/2017	1.38	0	0	1.00%	20.3%	12/31/2017	1.39	0	0	0.75%	20.6%
12/31/2016	1.14	6,953	7,917	1.25%	8.1%	12/31/2016	1.15	0	0	1.00%	8.3%	12/31/2016	1.16	0	0	0.75%	8.6%
12/31/2015	1.05	2,991	3,151	1.25%	-2.2%	12/31/2015	1.06	0	0	1.00%	-2.0%	12/31/2015	1.06	0	0	0.75%	-1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.63	0	$0	0.50%	25.4%	12/31/2019	$1.65	0	$0	0.25%	25.7%	12/31/2019	$1.68	4,392	$7,374	0.00%	26.0%
12/31/2018	1.30	0	0	0.50%	-7.8%	12/31/2018	1.32	0	0	0.25%	-7.6%	12/31/2018	1.33	3,756	5,005	0.00%	-7.3%
12/31/2017	1.41	0	0	0.50%	20.9%	12/31/2017	1.42	0	0	0.25%	21.2%	12/31/2017	1.44	2,715	3,904	0.00%	21.5%
12/31/2016	1.17	0	0	0.50%	8.9%	12/31/2016	1.17	0	0	0.25%	9.1%	12/31/2016	1.18	1,663	1,969	0.00%	9.4%
12/31/2015	1.07	0	0	0.50%	-1.5%	12/31/2015	1.08	0	0	0.25%	-1.2%	12/31/2015	1.08	47	51	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	2.1%
2017	2.2%
2016	2.7%
2015	2.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class - 06-042
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,820,437	$6,173,740	449,220
Receivables: investments sold	-
Payables: investments purchased	(10,259)
Net assets	$6,810,178

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,067,459	3,965,592	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	1,742,719	1,263,530	1.38
Total	$6,810,178	5,229,122

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$162,189
Mortality & expense charges	(73,954)
Net investment income (loss)	88,235

Gain (loss) on investments:
Net realized gain (loss)	185,312
Realized gain distributions	8,855
Net change in unrealized appreciation (depreciation)	686,179
Net gain (loss)	880,346

Increase (decrease) in net assets from operations	$968,581

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$88,235	$77,939
Net realized gain (loss)	185,312	209,784
Realized gain distributions	8,855	28,550
Net change in unrealized appreciation (depreciation)	686,179	(588,496)

Increase (decrease) in net assets from operations	968,581	(272,223)

Contract owner transactions:
Proceeds from units sold	1,586,856	1,380,104
Cost of units redeemed	(2,293,406)	(3,492,966)
Account charges	(2,215)	(2,617)
Increase (decrease)	(708,765)	(2,115,479)
Net increase (decrease)	259,816	(2,387,702)
Net assets, beginning	6,550,362	8,938,064
Net assets, ending	$6,810,178	$6,550,362

Units sold	1,386,284	1,284,243
Units redeemed	(1,898,998)	(3,097,566)
Net increase (decrease)	(512,714)	(1,813,323)
Units outstanding, beginning	5,741,836	7,555,159
Units outstanding, ending	5,229,122	5,741,836

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$19,926,015
Cost of units redeemed/account charges	(14,767,206)
Net investment income (loss)	322,126
Net realized gain (loss)	607,620
Realized gain distributions	74,926
Net change in unrealized appreciation (depreciation)	646,697
Net assets	$6,810,178

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	3,966	$5,067	1.25%	13.7%	12/31/2019	$1.30	0	$0	1.00%	14.0%	12/31/2019	$1.32	0	$0	0.75%	14.3%
12/31/2018	1.12	4,430	4,979	1.25%	-4.1%	12/31/2018	1.14	0	0	1.00%	-3.9%	12/31/2018	1.15	0	0	0.75%	-3.6%
12/31/2017	1.17	6,220	7,290	1.25%	8.9%	12/31/2017	1.18	0	0	1.00%	9.1%	12/31/2017	1.20	0	0	0.75%	9.4%
12/31/2016	1.08	5,865	6,315	1.25%	3.9%	12/31/2016	1.08	0	0	1.00%	4.2%	12/31/2016	1.09	0	0	0.75%	4.4%
12/31/2015	1.04	3,194	3,310	1.25%	-1.5%	12/31/2015	1.04	0	0	1.00%	-1.2%	12/31/2015	1.05	0	0	0.75%	-1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	0	$0	0.50%	14.6%	12/31/2019	$1.36	0	$0	0.25%	14.8%	12/31/2019	$1.38	1,264	$1,743	0.00%	15.1%
12/31/2018	1.17	0	0	0.50%	-3.4%	12/31/2018	1.18	0	0	0.25%	-3.1%	12/31/2018	1.20	1,312	1,571	0.00%	-2.9%
12/31/2017	1.21	0	0	0.50%	9.7%	12/31/2017	1.22	0	0	0.25%	10.0%	12/31/2017	1.23	1,336	1,648	0.00%	10.2%
12/31/2016	1.10	0	0	0.50%	4.7%	12/31/2016	1.11	0	0	0.25%	4.9%	12/31/2016	1.12	1,551	1,736	0.00%	5.2%
12/31/2015	1.05	0	0	0.50%	-0.7%	12/31/2015	1.06	0	0	0.25%	-0.5%	12/31/2015	1.06	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.4%
2018	2.1%
2017	1.9%
2016	2.2%
2015	2.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Bond Plus Fund Retirement Class - 06-939
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$419,892	$406,486	40,113
Receivables: investments sold	9,720
Payables: investments purchased	-
Net assets	$429,612

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$429,612	389,686	$1.10
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$429,612	389,686

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$12,364
Mortality & expense charges	(5,421)
Net investment income (loss)	6,943

Gain (loss) on investments:
Net realized gain (loss)	2,623
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	22,855
Net gain (loss)	25,478

Increase (decrease) in net assets from operations	$32,421

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,943	$9,619
Net realized gain (loss)	2,623	(8,246)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	22,855	(11,586)

Increase (decrease) in net assets from operations	32,421	(10,213)

Contract owner transactions:
Proceeds from units sold	166,235	133,579
Cost of units redeemed	(177,569)	(284,103)
Account charges	(530)	(415)
Increase (decrease)	(11,864)	(150,939)
Net increase (decrease)	20,557	(161,152)
Net assets, beginning	409,055	570,207
Net assets, ending	$429,612	$409,055

Units sold	155,923	130,924
Units redeemed	(165,996)	(279,279)
Net increase (decrease)	(10,073)	(148,355)
Units outstanding, beginning	399,759	548,114
Units outstanding, ending	389,686	399,759

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$980,259
Cost of units redeemed/account charges	(594,721)
Net investment income (loss)	30,549
Net realized gain (loss)	(5,216)
Realized gain distributions	5,335
Net change in unrealized appreciation (depreciation)	13,406
Net assets	$429,612

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	390	$430	1.25%	7.7%	12/31/2019	$1.12	0	$0	1.00%	8.0%	12/31/2019	$1.13	0	$0	0.75%	8.3%
12/31/2018	1.02	400	409	1.25%	-1.6%	12/31/2018	1.03	0	0	1.00%	-1.4%	12/31/2018	1.04	0	0	0.75%	-1.1%
12/31/2017	1.04	548	570	1.25%	3.2%	12/31/2017	1.05	0	0	1.00%	3.4%	12/31/2017	1.06	0	0	0.75%	3.7%
12/31/2016	1.01	445	449	1.25%	3.2%	12/31/2016	1.01	0	0	1.00%	3.5%	12/31/2016	1.02	0	0	0.75%	3.7%
12/31/2015	0.98	105	102	1.25%	-2.3%	12/31/2015	0.98	0	0	1.00%	-2.1%	12/31/2015	0.98	0	0	0.75%	-1.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	8.6%	12/31/2019	$1.16	0	$0	0.25%	8.8%	12/31/2019	$1.17	0	$0	0.00%	9.1%
12/31/2018	1.05	0	0	0.50%	-0.9%	12/31/2018	1.06	0	0	0.25%	-0.6%	12/31/2018	1.08	0	0	0.00%	-0.4%
12/31/2017	1.06	0	0	0.50%	3.9%	12/31/2017	1.07	0	0	0.25%	4.2%	12/31/2017	1.08	0	0	0.00%	4.4%
12/31/2016	1.02	0	0	0.50%	4.0%	12/31/2016	1.03	0	0	0.25%	4.2%	12/31/2016	1.03	0	0	0.00%	4.5%
12/31/2015	0.98	0	0	0.50%	-1.6%	12/31/2015	0.99	0	0	0.25%	-1.3%	12/31/2015	0.99	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.9%
2018	3.3%
2017	3.0%
2016	3.3%
2015	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Large-Cap Growth Fund Retirement Class - 06-942
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$984,355	$855,708	45,041
Receivables: investments sold	-
Payables: investments purchased	(5,599)
Net assets	$978,756

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$978,756	535,649	$1.83
Band 100	-	-	1.85
Band 75	-	-	1.87
Band 50	-	-	1.90
Band 25	-	-	1.92
Band 0	-	-	1.94
Total	$978,756	535,649

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,439
Mortality & expense charges	(12,100)
Net investment income (loss)	(10,661)

Gain (loss) on investments:
Net realized gain (loss)	41,362
Realized gain distributions	37,335
Net change in unrealized appreciation (depreciation)	158,727
Net gain (loss)	237,424

Increase (decrease) in net assets from operations	$226,763

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(10,661)	$(7,862)
Net realized gain (loss)	41,362	40,620
Realized gain distributions	37,335	91,657
Net change in unrealized appreciation (depreciation)	158,727	(138,300)

Increase (decrease) in net assets from operations	226,763	(13,885)

Contract owner transactions:
Proceeds from units sold	342,351	385,825
Cost of units redeemed	(381,299)	(236,182)
Account charges	(3,078)	(2,143)
Increase (decrease)	(42,026)	147,500
Net increase (decrease)	184,737	133,615
Net assets, beginning	794,019	660,404
Net assets, ending	$978,756	$794,019

Units sold	208,041	252,969
Units redeemed	(232,141)	(152,032)
Net increase (decrease)	(24,100)	100,937
Units outstanding, beginning	559,749	458,812
Units outstanding, ending	535,649	559,749

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,440,629
Cost of units redeemed/account charges	(815,753)
Net investment income (loss)	(25,386)
Net realized gain (loss)	89,190
Realized gain distributions	161,429
Net change in unrealized appreciation (depreciation)	128,647
Net assets	$978,756

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.83	536	$979	1.25%	28.8%	12/31/2019	$1.85	0	$0	1.00%	29.1%	12/31/2019	$1.87	0	$0	0.75%	29.5%
12/31/2018	1.42	560	794	1.25%	-1.4%	12/31/2018	1.43	0	0	1.00%	-1.2%	12/31/2018	1.45	0	0	0.75%	-1.0%
12/31/2017	1.44	459	660	1.25%	32.5%	12/31/2017	1.45	0	0	1.00%	32.8%	12/31/2017	1.46	0	0	0.75%	33.1%
12/31/2016	1.09	399	434	1.25%	-2.4%	12/31/2016	1.09	0	0	1.00%	-2.1%	12/31/2016	1.10	0	0	0.75%	-1.9%
12/31/2015	1.11	88	98	1.25%	11.3%	12/31/2015	1.12	0	0	1.00%	11.6%	12/31/2015	1.12	0	0	0.75%	11.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.90	0	$0	0.50%	29.8%	12/31/2019	$1.92	0	$0	0.25%	30.1%	12/31/2019	$1.94	0	$0	0.00%	30.4%
12/31/2018	1.46	0	0	0.50%	-0.7%	12/31/2018	1.48	0	0	0.25%	-0.5%	12/31/2018	1.49	0	0	0.00%	-0.2%
12/31/2017	1.47	0	0	0.50%	33.4%	12/31/2017	1.48	0	0	0.25%	33.8%	12/31/2017	1.49	0	0	0.00%	34.1%
12/31/2016	1.10	0	0	0.50%	-1.6%	12/31/2016	1.11	0	0	0.25%	-1.4%	12/31/2016	1.11	0	0	0.00%	-1.1%
12/31/2015	1.12	0	0	0.50%	12.1%	12/31/2015	1.12	0	0	0.25%	12.4%	12/31/2015	1.13	0	0	0.00%	12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.2%
2018	0.4%
2017	0.2%
2016	0.4%
2015	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Large-Cap Value Fund Retirement Class - 06-943
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$165,526	$153,855	8,952
Receivables: investments sold	-
Payables: investments purchased	(1,243)
Net assets	$164,283

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$164,283	120,908	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$164,283	120,908

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,947
Mortality & expense charges	(3,108)
Net investment income (loss)	(161)

Gain (loss) on investments:
Net realized gain (loss)	(14,689)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	71,907
Net gain (loss)	57,218

Increase (decrease) in net assets from operations	$57,057

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(161)	$526
Net realized gain (loss)	(14,689)	1,385
Realized gain distributions	-	22,560
Net change in unrealized appreciation (depreciation)	71,907	(69,043)

Increase (decrease) in net assets from operations	57,057	(44,572)

Contract owner transactions:
Proceeds from units sold	50,114	85,660
Cost of units redeemed	(189,861)	(93,367)
Account charges	(77)	(214)
Increase (decrease)	164,283	(7,921)
Net increase (decrease)	(82,767)	(52,493)
Net assets, beginning	247,050	299,543
Net assets, ending	$164,283	$247,050

Units sold	41,291	70,681
Units redeemed	(151,235)	(76,523)
Net increase (decrease)	(109,944)	(5,842)
Units outstanding, beginning	230,852	236,694
Units outstanding, ending	120,908	230,852

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$416,790
Cost of units redeemed/account charges	(293,365)
Net investment income (loss)	2,649
Net realized gain (loss)	(13,040)
Realized gain distributions	39,578
Net change in unrealized appreciation (depreciation)	11,671
Net assets	$164,283

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	121	$164	1.25%	27.0%	12/31/2019	$1.38	0	$0	1.00%	27.3%	12/31/2019	$1.39	0	$0	0.75%	27.6%
12/31/2018	1.07	231	247	1.25%	-15.4%	12/31/2018	1.08	0	0	1.00%	-15.2%	12/31/2018	1.09	0	0	0.75%	-15.0%
12/31/2017	1.27	237	300	1.25%	10.8%	12/31/2017	1.27	0	0	1.00%	11.1%	12/31/2017	1.28	0	0	0.75%	11.4%
12/31/2016	1.14	124	141	1.25%	16.8%	12/31/2016	1.15	0	0	1.00%	17.1%	12/31/2016	1.15	0	0	0.75%	17.4%
12/31/2015	0.98	2	2	1.25%	-2.3%	12/31/2015	0.98	0	0	1.00%	-2.0%	12/31/2015	0.98	0	0	0.75%	-1.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.41	0	$0	0.50%	27.9%	12/31/2019	$1.43	0	$0	0.25%	28.2%	12/31/2019	$1.45	0	$0	0.00%	28.6%
12/31/2018	1.10	0	0	0.50%	-14.8%	12/31/2018	1.11	0	0	0.25%	-14.6%	12/31/2018	1.12	0	0	0.00%	-14.4%
12/31/2017	1.29	0	0	0.50%	11.7%	12/31/2017	1.30	0	0	0.25%	11.9%	12/31/2017	1.31	0	0	0.00%	12.2%
12/31/2016	1.16	0	0	0.50%	17.7%	12/31/2016	1.16	0	0	0.25%	18.0%	12/31/2016	1.17	0	0	0.00%	18.3%
12/31/2015	0.98	0	0	0.50%	-1.6%	12/31/2015	0.99	0	0	0.25%	-1.3%	12/31/2015	0.99	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	1.5%
2017	1.5%
2016	2.4%
2015	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Mid-Cap Growth Fund Retirement Class - 06-944
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$272,672	$264,506	13,116
Receivables: investments sold	-
Payables: investments purchased	(3,396)
Net assets	$269,276

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$269,276	178,098	$1.51
Band 100	-	-	1.53
Band 75	-	-	1.55
Band 50	-	-	1.57
Band 25	-	-	1.59
Band 0	-	-	1.61
Total	$269,276	178,098

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(6,085)
Net investment income (loss)	(6,085)

Gain (loss) on investments:
Net realized gain (loss)	942
Realized gain distributions	27,597
Net change in unrealized appreciation (depreciation)	115,242
Net gain (loss)	143,781

Increase (decrease) in net assets from operations	$137,696

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,085)	$(17,672)
Net realized gain (loss)	942	302,182
Realized gain distributions	27,597	78,552
Net change in unrealized appreciation (depreciation)	115,242	(314,296)

Increase (decrease) in net assets from operations	137,696	48,766

Contract owner transactions:
Proceeds from units sold	99,079	189,731
Cost of units redeemed	(513,650)	(1,341,991)
Account charges	(318)	(589)
Increase (decrease)	(414,889)	(1,152,849)
Net increase (decrease)	(277,193)	(1,104,083)
Net assets, beginning	546,469	1,650,552
Net assets, ending	$269,276	$546,469

Units sold	79,329	143,952
Units redeemed	(376,395)	(966,111)
Net increase (decrease)	(297,066)	(822,159)
Units outstanding, beginning	475,164	1,297,323
Units outstanding, ending	178,098	475,164

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,665,170
Cost of units redeemed/account charges	(3,063,947)
Net investment income (loss)	(53,104)
Net realized gain (loss)	466,428
Realized gain distributions	246,563
Net change in unrealized appreciation (depreciation)	8,166
Net assets	$269,276

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.51	178	$269	1.25%	31.5%	12/31/2019	$1.53	0	$0	1.00%	31.8%	12/31/2019	$1.55	0	$0	0.75%	32.1%
12/31/2018	1.15	475	546	1.25%	-9.6%	12/31/2018	1.16	0	0	1.00%	-9.4%	12/31/2018	1.17	0	0	0.75%	-9.1%
12/31/2017	1.27	1,297	1,651	1.25%	24.3%	12/31/2017	1.28	0	0	1.00%	24.7%	12/31/2017	1.29	0	0	0.75%	25.0%
12/31/2016	1.02	1,591	1,628	1.25%	0.4%	12/31/2016	1.03	0	0	1.00%	0.7%	12/31/2016	1.03	0	0	0.75%	0.9%
12/31/2015	1.02	40	41	1.25%	1.9%	12/31/2015	1.02	0	0	1.00%	2.1%	12/31/2015	1.02	0	0	0.75%	2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.57	0	$0	0.50%	32.5%	12/31/2019	$1.59	0	$0	0.25%	32.8%	12/31/2019	$1.61	0	$0	0.00%	33.1%
12/31/2018	1.18	0	0	0.50%	-8.9%	12/31/2018	1.20	0	0	0.25%	-8.7%	12/31/2018	1.21	0	0	0.00%	-8.5%
12/31/2017	1.30	0	0	0.50%	25.3%	12/31/2017	1.31	0	0	0.25%	25.6%	12/31/2017	1.32	0	0	0.00%	25.9%
12/31/2016	1.04	0	0	0.50%	1.2%	12/31/2016	1.04	0	0	0.25%	1.4%	12/31/2016	1.05	0	0	0.00%	1.7%
12/31/2015	1.03	0	0	0.50%	2.6%	12/31/2015	1.03	0	0	0.25%	2.9%	12/31/2015	1.03	0	0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.1%
2017	0.3%
2016	0.5%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2060 Fund Retirement Class - 06-CMV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,256,446	$6,584,308	530,199
Receivables: investments sold	12,587
Payables: investments purchased	-
Net assets	$7,269,033

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,610,442	3,104,489	$1.49
Band 100	-	-	1.50
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.54
Band 0	2,658,591	1,710,716	1.55
Total	$7,269,033	4,815,205

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$142,556
Mortality & expense charges	(44,164)
Net investment income (loss)	98,392

Gain (loss) on investments:
Net realized gain (loss)	67,313
Realized gain distributions	6,223
Net change in unrealized appreciation (depreciation)	994,076
Net gain (loss)	1,067,612

Increase (decrease) in net assets from operations	$1,166,004

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$98,392	$45,110
Net realized gain (loss)	67,313	109,795
Realized gain distributions	6,223	13,359
Net change in unrealized appreciation (depreciation)	994,076	(460,188)

Increase (decrease) in net assets from operations	1,166,004	(291,924)

Contract owner transactions:
Proceeds from units sold	4,407,607	3,232,114
Cost of units redeemed	(1,721,977)	(1,541,150)
Account charges	(17,971)	(8,490)
Increase (decrease)	2,667,659	1,682,474
Net increase (decrease)	3,833,663	1,390,550
Net assets, beginning	3,435,370	2,044,820
Net assets, ending	$7,269,033	$3,435,370

Units sold	3,215,305	2,483,852
Units redeemed	(1,246,043)	(1,198,352)
Net increase (decrease)	1,969,262	1,285,500
Units outstanding, beginning	2,845,943	1,560,443
Units outstanding, ending	4,815,205	2,845,943

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00
Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$9,863,806
Cost of units redeemed/account charges	(3,659,712)
Net investment income (loss)	171,442
Net realized gain (loss)	198,123
Realized gain distributions	23,236
Net change in unrealized appreciation (depreciation)	672,138
Net assets	$7,269,033

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.49	3,104	$4,610	1.25%	24.6%	12/31/2019	$1.50	0	$0	1.00%	24.9%	12/31/2019	$1.51	0	$0	0.75%	25.2%
12/31/2018	1.19	1,771	2,111	1.25%	-8.5%	12/31/2018	1.20	0	0	1.00%	-8.3%	12/31/2018	1.21	0	0	0.75%	-8.0%
12/31/2017	1.30	1,109	1,445	1.25%	20.1%	12/31/2017	1.31	0	0	1.00%	20.4%	12/31/2017	1.31	0	0	0.75%	20.7%
12/31/2016	1.08	159	173	1.25%	8.5%	12/31/2016	1.09	0	0	1.00%	8.6%	12/31/2016	1.09	0	0	0.75%	8.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.53	0	$0	0.50%	25.5%	12/31/2019	$1.54	0	$0	0.25%	25.8%	12/31/2019	$1.55	1,711	$2,659	0.00%	26.2%
12/31/2018	1.22	0	0	0.50%	-7.8%	12/31/2018	1.22	0	0	0.25%	-7.6%	12/31/2018	1.23	1,075	1,325	0.00%	-7.3%
12/31/2017	1.32	0	0	0.50%	21.0%	12/31/2017	1.32	0	0	0.25%	21.3%	12/31/2017	1.33	451	600	0.00%	21.6%
12/31/2016	1.09	0	0	0.50%	9.0%	12/31/2016	1.09	0	0	0.25%	9.2%	12/31/2016	1.09	82	89	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.7%
2018	2.6%
2017	2.9%
2016	3.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Social Choice Bond Fund R Class - 06-CNK
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$646	$650	61
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$646

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$646	602	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$646	602

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$500
Mortality & expense charges	(239)
Net investment income (loss)	261

Gain (loss) on investments:
Net realized gain (loss)	990
Realized gain distributions	3
Net change in unrealized appreciation (depreciation)	614
Net gain (loss)	1,607

Increase (decrease) in net assets from operations	$1,868

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$261	$453
Net realized gain (loss)	990	(18)
Realized gain distributions	3	-
Net change in unrealized appreciation (depreciation)	614	(612)

Increase (decrease) in net assets from operations	1,868	(177)

Contract owner transactions:
Proceeds from units sold	1,302	34,832
Cost of units redeemed	(37,454)	(1,626)
Account charges	-	-
Increase (decrease)	(36,152)	33,206
Net increase (decrease)	(34,284)	33,029
Net assets, beginning	34,930	1,901
Net assets, ending	$646	$34,930

Units sold	1,246	34,581
Units redeemed	(35,493)	(1,607)
Net increase (decrease)	(34,247)	32,974
Units outstanding, beginning	34,849	1,875
Units outstanding, ending	602	34,849

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$42,054
Cost of units redeemed/account charges	(43,114)
Net investment income (loss)	725
Net realized gain (loss)	981
Realized gain distributions	4
Net change in unrealized appreciation (depreciation)	(4)
Net assets	$646

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	1	$1	1.25%	7.1%	12/31/2019	$1.08	0	$0	1.00%	7.4%	12/31/2019	$1.09	0	$0	0.75%	7.7%
12/31/2018	1.00	35	35	1.25%	-1.2%	12/31/2018	1.01	0	0	1.00%	-0.9%	12/31/2018	1.02	0	0	0.75%	-0.7%
12/31/2017	1.01	2	2	1.25%	3.0%	12/31/2017	1.02	0	0	1.00%	3.2%	12/31/2017	1.02	0	0	0.75%	3.5%
12/31/2016	0.98	1	1	1.25%	-1.5%	12/31/2016	0.99	0	0	1.00%	-1.3%	12/31/2016	0.99	0	0	0.75%	-1.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	7.9%	12/31/2019	$1.11	0	$0	0.25%	8.2%	12/31/2019	$1.12	0	$0	0.00%	8.5%
12/31/2018	1.02	0	0	0.50%	-0.4%	12/31/2018	1.03	0	0	0.25%	-0.2%	12/31/2018	1.04	0	0	0.00%	0.1%
12/31/2017	1.03	0	0	0.50%	3.7%	12/31/2017	1.03	0	0	0.25%	4.0%	12/31/2017	1.03	0	0	0.00%	4.3%
12/31/2016	0.99	0	0	0.50%	-1.0%	12/31/2016	0.99	0	0	0.25%	-0.9%	12/31/2016	0.99	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.8%
2018	4.7%
2017	1.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Bond Index Fund Institutional Class - 06-FGV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,073,133	$1,048,235	95,443
Receivables: investments sold	2,265
Payables: investments purchased	(15,026)
Net assets	$1,060,372

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,060,372	982,465	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$1,060,372	982,465

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$21,518
Mortality & expense charges	(10,081)
Net investment income (loss)	11,437

Gain (loss) on investments:
Net realized gain (loss)	3,305
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	31,851
Net gain (loss)	35,156

Increase (decrease) in net assets from operations	$46,593

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,437	$5,781
Net realized gain (loss)	3,305	(1,363)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	31,851	(5,716)

Increase (decrease) in net assets from operations	46,593	(1,298)

Contract owner transactions:
Proceeds from units sold	642,073	394,735
Cost of units redeemed	(262,436)	(29,831)
Account charges	(658)	(368)
Increase (decrease)	378,979	364,536
Net increase (decrease)	425,572	363,238
Net assets, beginning	634,800	271,562
Net assets, ending	$1,060,372	$634,800

Units sold	603,861	394,232
Units redeemed	(251,018)	(30,548)
Net increase (decrease)	352,843	363,684
Units outstanding, beginning	629,622	265,938
Units outstanding, ending	982,465	629,622

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,319,083
Cost of units redeemed/account charges	(303,536)
Net investment income (loss)	17,908
Net realized gain (loss)	1,924
Realized gain distributions	95
Net change in unrealized appreciation (depreciation)	24,898
Net assets	$1,060,372

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	982	$1,060	1.25%	7.0%	12/31/2019	$1.09	0	$0	1.00%	7.3%	12/31/2019	$1.10	0	$0	0.75%	7.6%
12/31/2018	1.01	630	635	1.25%	-1.3%	12/31/2018	1.01	0	0	1.00%	-1.0%	12/31/2018	1.02	0	0	0.75%	-0.8%
12/31/2017	1.02	266	272	1.25%	2.1%	12/31/2017	1.02	0	0	1.00%	2.4%	12/31/2017	1.03	0	0	0.75%	2.6%
12/31/2016	1.00	0	0	1.25%	0.0%	12/31/2016	1.00	0	0	1.00%	0.0%	12/31/2016	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	7.9%	12/31/2019	$1.11	0	$0	0.25%	8.1%	12/31/2019	$1.12	0	$0	0.00%	8.4%
12/31/2018	1.02	0	0	0.50%	-0.5%	12/31/2018	1.03	0	0	0.25%	-0.3%	12/31/2018	1.03	0	0	0.00%	0.0%
12/31/2017	1.03	0	0	0.50%	2.9%	12/31/2017	1.03	0	0	0.25%	3.2%	12/31/2017	1.03	0	0	0.00%	3.4%
12/31/2016	1.00	0	0	0.50%	0.0%	12/31/2016	1.00	0	0	0.25%	0.0%	12/31/2016	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.5%
2018	2.4%
2017	1.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Growth & Income Fund Institutional Class - 06-FGW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.44
Band 100	-	-	1.45
Band 75	-	-	1.46
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	-	-	1.49
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$(7)
Net realized gain (loss)	-	294
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	(3)

Increase (decrease) in net assets from operations	-	284

Contract owner transactions:
Proceeds from units sold	-	3,655
Cost of units redeemed	-	(5,226)
Account charges	-	-
Increase (decrease)	-	(1,571)
Net increase (decrease)	-	(1,287)
Net assets, beginning	-	1,287
Net assets, ending	$-	$-

Units sold	-	2,893
Units redeemed	-	(3,950)
Net increase (decrease)	-	(1,057)
Units outstanding, beginning	-	1,057
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,909
Cost of units redeemed/account charges	(5,226)
Net investment income (loss)	(7)
Net realized gain (loss)	294
Realized gain distributions	30
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.44	0	$0	1.25%	28.6%	12/31/2019	$1.45	0	$0	1.00%	28.9%	12/31/2019	$1.46	0	$0	0.75%	29.3%
12/31/2018	1.12	0	0	1.25%	-8.3%	12/31/2018	1.12	0	0	1.00%	-8.0%	12/31/2018	1.13	0	0	0.75%	-7.8%
12/31/2017	1.22	1	1	1.25%	22.4%	12/31/2017	1.22	0	0	1.00%	22.7%	12/31/2017	1.22	0	0	0.75%	23.0%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.47	0	$0	0.50%	29.6%	12/31/2019	$1.48	0	$0	0.25%	29.9%	12/31/2019	$1.49	0	$0	0.00%	30.2%
12/31/2018	1.13	0	0	0.50%	-7.6%	12/31/2018	1.14	0	0	0.25%	-7.3%	12/31/2018	1.15	0	0	0.00%	-7.1%
12/31/2017	1.23	0	0	0.50%	23.3%	12/31/2017	1.23	0	0	0.25%	23.7%	12/31/2017	1.23	0	0	0.00%	24.0%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	2.8%
2017	0.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF International Equity Index Fund Institutional Class - 06-FGX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,586,317	$6,433,455	330,120
Receivables: investments sold	12,789
Payables: investments purchased	-
Net assets	$6,599,106

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,266,278	4,926,978	$1.27
Band 100	-	-	1.28
Band 75	332,828	257,713	1.29
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$6,599,106	5,184,691

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$183,907
Mortality & expense charges	(65,227)
Net investment income (loss)	118,680

Gain (loss) on investments:
Net realized gain (loss)	(30,083)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	876,936
Net gain (loss)	846,853

Increase (decrease) in net assets from operations	$965,533

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$118,680	$126,568
Net realized gain (loss)	(30,083)	(2,874)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	876,936	(736,031)

Increase (decrease) in net assets from operations	965,533	(612,337)

Contract owner transactions:
Proceeds from units sold	2,252,607	5,052,377
Cost of units redeemed	(1,193,666)	(865,856)
Account charges	(5,295)	(5,629)
Increase (decrease)	1,053,646	4,180,892
Net increase (decrease)	2,019,179	3,568,555
Net assets, beginning	4,579,927	1,011,372
Net assets, ending	$6,599,106	$4,579,927

Units sold	1,939,832	4,605,437
Units redeemed	(1,084,135)	(1,095,821)
Net increase (decrease)	855,697	3,509,616
Units outstanding, beginning	4,328,994	819,378
Units outstanding, ending	5,184,691	4,328,994

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$8,812,893
Cost of units redeemed/account charges	(2,605,100)
Net investment income (loss)	260,443
Net realized gain (loss)	(21,992)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	152,862
Net assets	$6,599,106

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	4,927	$6,266	1.25%	20.3%	12/31/2019	$1.28	0	$0	1.00%	20.6%	12/31/2019	$1.29	258	$333	0.75%	20.9%
12/31/2018	1.06	4,103	4,338	1.25%	-14.3%	12/31/2018	1.06	0	0	1.00%	-14.1%	12/31/2018	1.07	226	242	0.75%	-13.9%
12/31/2017	1.23	819	1,011	1.25%	23.8%	12/31/2017	1.24	0	0	1.00%	24.1%	12/31/2017	1.24	0	0	0.75%	24.4%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.30	0	$0	0.50%	21.2%	12/31/2019	$1.31	0	$0	0.25%	21.5%	12/31/2019	$1.32	0	$0	0.00%	21.8%
12/31/2018	1.07	0	0	0.50%	-13.7%	12/31/2018	1.08	0	0	0.25%	-13.5%	12/31/2018	1.09	0	0	0.00%	-13.2%
12/31/2017	1.24	0	0	0.50%	24.7%	12/31/2017	1.25	0	0	0.25%	25.0%	12/31/2017	1.25	0	0	0.00%	25.3%
12/31/2016	1.00	0	0	0.50%	-0.2%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.3%
2018	5.5%
2017	3.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Large-Cap Growth Index Fund Institutional Class - 06-FGY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,653,651	$21,504,439	677,837
Receivables: investments sold	-
Payables: investments purchased	(14,263)
Net assets	$24,639,388

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,639,388	14,717,788	$1.67
Band 100	-	-	1.69
Band 75	-	-	1.70
Band 50	-	-	1.71
Band 25	-	-	1.73
Band 0	-	-	1.74
Total	$24,639,388	14,717,788

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$250,151
Mortality & expense charges	(251,531)
Net investment income (loss)	(1,380)

Gain (loss) on investments:
Net realized gain (loss)	126,821
Realized gain distributions	297,884
Net change in unrealized appreciation (depreciation)	5,477,136
Net gain (loss)	5,901,841

Increase (decrease) in net assets from operations	$5,900,461

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,380)	$126,004
Net realized gain (loss)	126,821	232,374
Realized gain distributions	297,884	429,075
Net change in unrealized appreciation (depreciation)	5,477,136	(2,647,931)

Increase (decrease) in net assets from operations	5,900,461	(1,860,478)

Contract owner transactions:
Proceeds from units sold	6,774,615	15,689,928
Cost of units redeemed	(4,632,707)	(2,875,108)
Account charges	(13,393)	(7,423)
Increase (decrease)	2,128,515	12,807,397
Net increase (decrease)	8,028,976	10,946,919
Net assets, beginning	16,610,412	5,663,493
Net assets, ending	$24,639,388	$16,610,412

Units sold	4,422,024	11,101,144
Units redeemed	(3,057,011)	(2,174,491)
Net increase (decrease)	1,365,013	8,926,653
Units outstanding, beginning	13,352,775	4,426,122
Units outstanding, ending	14,717,788	13,352,775

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$31,698,573
Cost of units redeemed/account charges	(11,527,703)
Net investment income (loss)	171,130
Net realized gain (loss)	383,054
Realized gain distributions	765,122
Net change in unrealized appreciation (depreciation)	3,149,212
Net assets	$24,639,388

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.67	14,718	$24,639	1.25%	34.6%	12/31/2019	$1.69	0	$0	1.00%	34.9%	12/31/2019	$1.70	0	$0	0.75%	35.3%
12/31/2018	1.24	13,353	16,610	1.25%	-2.8%	12/31/2018	1.25	0	0	1.00%	-2.5%	12/31/2018	1.26	0	0	0.75%	-2.3%
12/31/2017	1.28	4,426	5,663	1.25%	28.5%	12/31/2017	1.28	0	0	1.00%	28.8%	12/31/2017	1.29	0	0	0.75%	29.1%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.71	0	$0	0.50%	35.6%	12/31/2019	$1.73	0	$0	0.25%	35.9%	12/31/2019	$1.74	0	$0	0.00%	36.3%
12/31/2018	1.26	0	0	0.50%	-2.0%	12/31/2018	1.27	0	0	0.25%	-1.8%	12/31/2018	1.28	0	0	0.00%	-1.6%
12/31/2017	1.29	0	0	0.50%	29.4%	12/31/2017	1.29	0	0	0.25%	29.7%	12/31/2017	1.30	0	0	0.00%	30.1%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.2%
2018	2.1%
2017	2.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Large-Cap Value Index Fund Institutional Class - 06-FHC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,174,279	$10,813,894	550,988
Receivables: investments sold	5,271
Payables: investments purchased	-
Net assets	$11,179,550

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,179,550	8,868,710	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$11,179,550	8,868,710

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$286,710
Mortality & expense charges	(121,669)
Net investment income (loss)	165,041

Gain (loss) on investments:
Net realized gain (loss)	(3,957)
Realized gain distributions	438,350
Net change in unrealized appreciation (depreciation)	1,516,116
Net gain (loss)	1,950,509

Increase (decrease) in net assets from operations	$2,115,550

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$165,041	$134,074
Net realized gain (loss)	(3,957)	6,756
Realized gain distributions	438,350	146,371
Net change in unrealized appreciation (depreciation)	1,516,116	(1,231,103)

Increase (decrease) in net assets from operations	2,115,550	(943,902)

Contract owner transactions:
Proceeds from units sold	2,325,809	3,617,869
Cost of units redeemed	(1,617,609)	(1,082,281)
Account charges	(7,697)	(5,852)
Increase (decrease)	700,503	2,529,736
Net increase (decrease)	2,816,053	1,585,834
Net assets, beginning	8,363,497	6,777,663
Net assets, ending	$11,179,550	$8,363,497

Units sold	2,140,458	3,185,080
Units redeemed	(1,553,520)	(979,831)
Net increase (decrease)	586,938	2,205,249
Units outstanding, beginning	8,281,772	6,076,523
Units outstanding, ending	8,868,710	8,281,772

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$15,452,630
Cost of units redeemed/account charges	(5,772,609)
Net investment income (loss)	411,973
Net realized gain (loss)	26,773
Realized gain distributions	700,398
Net change in unrealized appreciation (depreciation)	360,385
Net assets	$11,179,550

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	8,869	$11,180	1.25%	24.8%	12/31/2019	$1.27	0	$0	1.00%	25.1%	12/31/2019	$1.28	0	$0	0.75%	25.5%
12/31/2018	1.01	8,282	8,363	1.25%	-9.5%	12/31/2018	1.02	0	0	1.00%	-9.2%	12/31/2018	1.02	0	0	0.75%	-9.0%
12/31/2017	1.12	6,077	6,778	1.25%	12.2%	12/31/2017	1.12	0	0	1.00%	12.5%	12/31/2017	1.12	0	0	0.75%	12.8%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	0	$0	0.50%	25.8%	12/31/2019	$1.30	0	$0	0.25%	26.1%	12/31/2019	$1.31	0	$0	0.00%	26.4%
12/31/2018	1.03	0	0	0.50%	-8.8%	12/31/2018	1.03	0	0	0.25%	-8.5%	12/31/2018	1.04	0	0	0.00%	-8.3%
12/31/2017	1.12	0	0	0.50%	13.1%	12/31/2017	1.13	0	0	0.25%	13.3%	12/31/2017	1.13	0	0	0.00%	13.6%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.9%
2018	3.0%
2017	4.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2010 Fund Institutional Class - 06-FHF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,516,611	$6,171,614	407,465
Receivables: investments sold	6,904
Payables: investments purchased	-
Net assets	$6,523,515

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,733,470	4,788,490	$1.20
Band 100	-	-	1.21
Band 75	562,550	462,692	1.22
Band 50	-	-	1.23
Band 25	-	-	1.23
Band 0	227,495	182,862	1.24
Total	$6,523,515	5,434,044

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$141,603
Mortality & expense charges	(70,869)
Net investment income (loss)	70,734

Gain (loss) on investments:
Net realized gain (loss)	9,710
Realized gain distributions	8,085
Net change in unrealized appreciation (depreciation)	721,175
Net gain (loss)	738,970

Increase (decrease) in net assets from operations	$809,704

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$70,734	$100,468
Net realized gain (loss)	9,710	20,868
Realized gain distributions	8,085	34,096
Net change in unrealized appreciation (depreciation)	721,175	(399,100)

Increase (decrease) in net assets from operations	809,704	(243,668)

Contract owner transactions:
Proceeds from units sold	1,268,064	4,779,571
Cost of units redeemed	(1,206,069)	(937,615)
Account charges	(7,642)	(5,757)
Increase (decrease)	54,353	3,836,199
Net increase (decrease)	864,057	3,592,531
Net assets, beginning	5,659,458	2,066,927
Net assets, ending	$6,523,515	$5,659,458

Units sold	1,164,586	4,808,472
Units redeemed	(1,108,959)	(1,313,788)
Net increase (decrease)	55,627	3,494,684
Units outstanding, beginning	5,378,417	1,883,733
Units outstanding, ending	5,434,044	5,378,417

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$8,198,188
Cost of units redeemed/account charges	(2,303,591)
Net investment income (loss)	203,052
Net realized gain (loss)	35,338
Realized gain distributions	45,531
Net change in unrealized appreciation (depreciation)	344,997
Net assets	$6,523,515

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	4,788	$5,733	1.25%	14.1%	12/31/2019	$1.21	0	$0	1.00%	14.4%	12/31/2019	$1.22	463	$563	0.75%	14.7%
12/31/2018	1.05	4,501	4,722	1.25%	-4.1%	12/31/2018	1.05	0	0	1.00%	-3.8%	12/31/2018	1.06	420	445	0.75%	-3.6%
12/31/2017	1.09	1,424	1,557	1.25%	9.8%	12/31/2017	1.10	0	0	1.00%	10.0%	12/31/2017	1.10	0	0	0.75%	10.3%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.23	0	$0	0.50%	15.0%	12/31/2019	$1.23	0	$0	0.25%	15.3%	12/31/2019	$1.24	183	$227	0.00%	15.6%
12/31/2018	1.07	0	0	0.50%	-3.4%	12/31/2018	1.07	0	0	0.25%	-3.1%	12/31/2018	1.08	457	492	0.00%	-2.9%
12/31/2017	1.10	0	0	0.50%	10.6%	12/31/2017	1.11	0	0	0.25%	10.9%	12/31/2017	1.11	460	510	0.00%	11.2%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	3.5%
2017	3.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2015 Fund Institutional Class - 06-FHG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,479,527	$19,248,838	1,223,042
Receivables: investments sold	55,350
Payables: investments purchased	-
Net assets	$20,534,877

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,390,054	14,307,491	$1.22
Band 100	-	-	1.22
Band 75	420,407	340,623	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	2,724,416	2,157,266	1.26
Total	$20,534,877	16,805,380

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$453,011
Mortality & expense charges	(203,443)
Net investment income (loss)	249,568

Gain (loss) on investments:
Net realized gain (loss)	110,761
Realized gain distributions	39,461
Net change in unrealized appreciation (depreciation)	2,338,346
Net gain (loss)	2,488,568

Increase (decrease) in net assets from operations	$2,738,136

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$249,568	$297,208
Net realized gain (loss)	110,761	88,894
Realized gain distributions	39,461	125,923
Net change in unrealized appreciation (depreciation)	2,338,346	(1,334,034)

Increase (decrease) in net assets from operations	2,738,136	(822,009)

Contract owner transactions:
Proceeds from units sold	3,884,948	11,571,397
Cost of units redeemed	(3,402,724)	(2,349,541)
Account charges	(25,187)	(17,132)
Increase (decrease)	457,037	9,204,724
Net increase (decrease)	3,195,173	8,382,715
Net assets, beginning	17,339,704	8,956,989
Net assets, ending	$20,534,877	$17,339,704

Units sold	3,473,411	11,006,315
Units redeemed	(3,044,370)	(2,706,218)
Net increase (decrease)	429,041	8,300,097
Units outstanding, beginning	16,376,339	8,076,242
Units outstanding, ending	16,805,380	16,376,339

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$26,644,342
Cost of units redeemed/account charges	(8,483,086)
Net investment income (loss)	697,625
Net realized gain (loss)	264,683
Realized gain distributions	180,624
Net change in unrealized appreciation (depreciation)	1,230,689
Net assets	$20,534,877

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	14,307	$17,390	1.25%	15.3%	12/31/2019	$1.22	0	$0	1.00%	15.5%	12/31/2019	$1.23	341	$420	0.75%	15.8%
12/31/2018	1.05	13,616	14,359	1.25%	-4.5%	12/31/2018	1.06	0	0	1.00%	-4.3%	12/31/2018	1.07	399	426	0.75%	-4.0%
12/31/2017	1.10	5,457	6,026	1.25%	10.8%	12/31/2017	1.11	0	0	1.00%	11.1%	12/31/2017	1.11	0	0	0.75%	11.4%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	0	$0	0.50%	16.1%	12/31/2019	$1.25	0	$0	0.25%	16.4%	12/31/2019	$1.26	2,157	$2,724	0.00%	16.7%
12/31/2018	1.07	0	0	0.50%	-3.8%	12/31/2018	1.08	0	0	0.25%	-3.5%	12/31/2018	1.08	2,361	2,555	0.00%	-3.3%
12/31/2017	1.11	0	0	0.50%	11.7%	12/31/2017	1.12	0	0	0.25%	11.9%	12/31/2017	1.12	2,620	2,931	0.00%	12.2%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.4%
2018	3.2%
2017	4.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2020 Fund Institutional Class - 06-FHH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$74,262,744	$68,801,417	4,192,846
Receivables: investments sold	789,210
Payables: investments purchased	-
Net assets	$75,051,954

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$56,588,871	45,712,090	$1.24
Band 100	-	-	1.25
Band 75	2,633,628	2,095,066	1.26
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	15,829,455	12,306,498	1.29
Total	$75,051,954	60,113,654

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,595,129
Mortality & expense charges	(673,852)
Net investment income (loss)	921,277

Gain (loss) on investments:
Net realized gain (loss)	328,122
Realized gain distributions	94,841
Net change in unrealized appreciation (depreciation)	9,326,189
Net gain (loss)	9,749,152

Increase (decrease) in net assets from operations	$10,670,429

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$921,277	$1,113,462
Net realized gain (loss)	328,122	360,490
Realized gain distributions	94,841	290,383
Net change in unrealized appreciation (depreciation)	9,326,189	(5,134,280)

Increase (decrease) in net assets from operations	10,670,429	(3,369,945)

Contract owner transactions:
Proceeds from units sold	14,221,914	41,633,435
Cost of units redeemed	(12,814,892)	(9,984,923)
Account charges	(80,517)	(58,841)
Increase (decrease)	1,326,505	31,589,671
Net increase (decrease)	11,996,934	28,219,726
Net assets, beginning	63,055,020	34,835,294
Net assets, ending	$75,051,954	$63,055,020

Units sold	12,411,727	39,926,790
Units redeemed	(11,275,857)	(11,906,375)
Net increase (decrease)	1,135,870	28,020,415
Units outstanding, beginning	58,977,784	30,957,369
Units outstanding, ending	60,113,654	58,977,784

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$98,895,246
Cost of units redeemed/account charges	(33,106,991)
Net investment income (loss)	2,583,782
Net realized gain (loss)	787,298
Realized gain distributions	431,292
Net change in unrealized appreciation (depreciation)	5,461,327
Net assets	$75,051,954

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	45,712	$56,589	1.25%	16.5%	12/31/2019	$1.25	0	$0	1.00%	16.8%	12/31/2019	$1.26	2,095	$2,634	0.75%	17.1%
12/31/2018	1.06	44,016	46,778	1.25%	-5.0%	12/31/2018	1.07	0	0	1.00%	-4.7%	12/31/2018	1.07	2,261	2,428	0.75%	-4.5%
12/31/2017	1.12	16,090	17,991	1.25%	12.3%	12/31/2017	1.12	0	0	1.00%	12.5%	12/31/2017	1.12	0	0	0.75%	12.8%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	0	$0	0.50%	17.4%	12/31/2019	$1.28	0	$0	0.25%	17.7%	12/31/2019	$1.29	12,306	$15,829	0.00%	18.0%
12/31/2018	1.08	0	0	0.50%	-4.2%	12/31/2018	1.08	0	0	0.25%	-4.0%	12/31/2018	1.09	12,700	13,849	0.00%	-3.8%
12/31/2017	1.13	0	0	0.50%	13.1%	12/31/2017	1.13	0	0	0.25%	13.4%	12/31/2017	1.13	14,867	16,844	0.00%	13.7%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	3.1%
2017	3.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2025 Fund Institutional Class - 06-FHJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$85,942,992	$79,301,032	4,599,861
Receivables: investments sold	1,408,373
Payables: investments purchased	-
Net assets	$87,351,365

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$67,015,943	53,023,599	$1.26
Band 100	-	-	1.27
Band 75	3,880,292	3,023,508	1.28
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	16,455,130	12,530,626	1.31
Total	$87,351,365	68,577,733

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,757,037
Mortality & expense charges	(736,460)
Net investment income (loss)	1,020,577

Gain (loss) on investments:
Net realized gain (loss)	258,464
Realized gain distributions	77,065
Net change in unrealized appreciation (depreciation)	11,014,559
Net gain (loss)	11,350,088

Increase (decrease) in net assets from operations	$12,370,665

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,020,577	$1,093,793
Net realized gain (loss)	258,464	338,044
Realized gain distributions	77,065	193,775
Net change in unrealized appreciation (depreciation)	11,014,559	(5,564,026)

Increase (decrease) in net assets from operations	12,370,665	(3,938,414)

Contract owner transactions:
Proceeds from units sold	20,258,425	43,890,620
Cost of units redeemed	(8,515,649)	(6,071,125)
Account charges	(85,054)	(54,861)
Increase (decrease)	11,657,722	37,764,634
Net increase (decrease)	24,028,387	33,826,220
Net assets, beginning	63,322,978	29,496,758
Net assets, ending	$87,351,365	$63,322,978

Units sold	17,545,600	41,180,853
Units redeemed	(7,805,779)	(8,204,689)
Net increase (decrease)	9,739,821	32,976,164
Units outstanding, beginning	58,837,912	25,861,748
Units outstanding, ending	68,577,733	58,837,912

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$96,550,632
Cost of units redeemed/account charges	(19,380,913)
Net investment income (loss)	2,580,463
Net realized gain (loss)	652,937
Realized gain distributions	306,286
Net change in unrealized appreciation (depreciation)	6,641,960
Net assets	$87,351,365

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	53,024	$67,016	1.25%	18.1%	12/31/2019	$1.27	0	$0	1.00%	18.4%	12/31/2019	$1.28	3,024	$3,880	0.75%	18.7%
12/31/2018	1.07	44,244	47,347	1.25%	-5.6%	12/31/2018	1.08	0	0	1.00%	-5.4%	12/31/2018	1.08	2,948	3,187	0.75%	-5.1%
12/31/2017	1.13	14,338	16,257	1.25%	13.9%	12/31/2017	1.14	0	0	1.00%	14.2%	12/31/2017	1.14	0	0	0.75%	14.5%
12/31/2016	1.00	0	0	1.25%	-0.5%	12/31/2016	1.00	0	0	1.00%	-0.5%	12/31/2016	1.00	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	0	$0	0.50%	19.0%	12/31/2019	$1.30	0	$0	0.25%	19.3%	12/31/2019	$1.31	12,531	$16,455	0.00%	19.6%
12/31/2018	1.09	0	0	0.50%	-4.9%	12/31/2018	1.09	0	0	0.25%	-4.7%	12/31/2018	1.10	11,646	12,789	0.00%	-4.4%
12/31/2017	1.14	0	0	0.50%	14.8%	12/31/2017	1.15	0	0	0.25%	15.1%	12/31/2017	1.15	11,524	13,240	0.00%	15.4%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	3.2%
2017	3.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2030 Fund Institutional Class - 06-FHK
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$90,626,603	$82,781,270	4,571,864
Receivables: investments sold	1,313,591
Payables: investments purchased	-
Net assets	$91,940,194

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$71,630,995	55,451,260	$1.29
Band 100	-	-	1.30
Band 75	2,651,292	2,021,202	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	17,657,907	13,155,904	1.34
Total	$91,940,194	70,628,366

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,886,542
Mortality & expense charges	(793,770)
Net investment income (loss)	1,092,772

Gain (loss) on investments:
Net realized gain (loss)	248,152
Realized gain distributions	86,907
Net change in unrealized appreciation (depreciation)	12,856,867
Net gain (loss)	13,191,926

Increase (decrease) in net assets from operations	$14,284,698

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,092,772	$1,159,491
Net realized gain (loss)	248,152	316,691
Realized gain distributions	86,907	174,796
Net change in unrealized appreciation (depreciation)	12,856,867	(6,428,868)

Increase (decrease) in net assets from operations	14,284,698	(4,777,890)

Contract owner transactions:
Proceeds from units sold	18,782,125	48,619,990
Cost of units redeemed	(7,681,951)	(6,624,230)
Account charges	(99,544)	(64,145)
Increase (decrease)	11,000,630	41,931,615
Net increase (decrease)	25,285,328	37,153,725
Net assets, beginning	66,654,866	29,501,141
Net assets, ending	$91,940,194	$66,654,866

Units sold	15,624,790	44,323,475
Units redeemed	(6,489,577)	(8,342,323)
Net increase (decrease)	9,135,213	35,981,152
Units outstanding, beginning	61,493,153	25,512,001
Units outstanding, ending	70,628,366	61,493,153

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$101,596,634
Cost of units redeemed/account charges	(21,153,372)
Net investment income (loss)	2,705,664
Net realized gain (loss)	644,888
Realized gain distributions	301,047
Net change in unrealized appreciation (depreciation)	7,845,333
Net assets	$91,940,194

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	55,451	$71,631	1.25%	19.8%	12/31/2019	$1.30	0	$0	1.00%	20.1%	12/31/2019	$1.31	2,021	$2,651	0.75%	20.4%
12/31/2018	1.08	47,086	50,756	1.25%	-6.2%	12/31/2018	1.08	0	0	1.00%	-6.0%	12/31/2018	1.09	2,172	2,365	0.75%	-5.8%
12/31/2017	1.15	14,100	16,209	1.25%	15.6%	12/31/2017	1.15	0	0	1.00%	15.9%	12/31/2017	1.16	0	0	0.75%	16.2%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.32	0	$0	0.50%	20.7%	12/31/2019	$1.33	0	$0	0.25%	21.0%	12/31/2019	$1.34	13,156	$17,658	0.00%	21.3%
12/31/2018	1.09	0	0	0.50%	-5.5%	12/31/2018	1.10	0	0	0.25%	-5.3%	12/31/2018	1.11	12,235	13,533	0.00%	-5.0%
12/31/2017	1.16	0	0	0.50%	16.5%	12/31/2017	1.16	0	0	0.25%	16.8%	12/31/2017	1.16	11,412	13,293	0.00%	17.1%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.4%
2018	3.2%
2017	3.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2035 Fund Institutional Class - 06-FHM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$70,187,725	$64,340,810	3,371,205
Receivables: investments sold	1,214,402
Payables: investments purchased	-
Net assets	$71,402,127

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$58,571,430	44,405,970	$1.32
Band 100	-	-	1.33
Band 75	3,473,689	2,593,523	1.34
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	9,357,008	6,827,516	1.37
Total	$71,402,127	53,827,009

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,485,924
Mortality & expense charges	(622,262)
Net investment income (loss)	863,662

Gain (loss) on investments:
Net realized gain (loss)	122,058
Realized gain distributions	73,431
Net change in unrealized appreciation (depreciation)	10,233,253
Net gain (loss)	10,428,742

Increase (decrease) in net assets from operations	$11,292,404

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$863,662	$824,751
Net realized gain (loss)	122,058	315,907
Realized gain distributions	73,431	143,137
Net change in unrealized appreciation (depreciation)	10,233,253	(5,268,042)

Increase (decrease) in net assets from operations	11,292,404	(3,984,247)

Contract owner transactions:
Proceeds from units sold	18,795,550	37,417,411
Cost of units redeemed	(5,683,125)	(2,506,455)
Account charges	(66,058)	(40,189)
Increase (decrease)	13,046,367	34,870,767
Net increase (decrease)	24,338,771	30,886,520
Net assets, beginning	47,063,356	16,176,836
Net assets, ending	$71,402,127	$47,063,356

Units sold	15,403,584	33,897,025
Units redeemed	(4,741,342)	(4,527,109)
Net increase (decrease)	10,662,242	29,369,916
Units outstanding, beginning	43,164,767	13,794,851
Units outstanding, ending	53,827,009	43,164,767

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$73,649,498
Cost of units redeemed/account charges	(10,748,780)
Net investment income (loss)	1,941,821
Net realized gain (loss)	472,603
Realized gain distributions	240,070
Net change in unrealized appreciation (depreciation)	5,846,915
Net assets	$71,402,127

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.32	44,406	$58,571	1.25%	21.5%	12/31/2019	$1.33	0	$0	1.00%	21.8%	12/31/2019	$1.34	2,594	$3,474	0.75%	22.1%
12/31/2018	1.09	34,518	37,473	1.25%	-6.9%	12/31/2018	1.09	0	0	1.00%	-6.7%	12/31/2018	1.10	2,498	2,740	0.75%	-6.4%
12/31/2017	1.17	8,029	9,363	1.25%	17.3%	12/31/2017	1.17	0	0	1.00%	17.5%	12/31/2017	1.17	0	0	0.75%	17.8%
12/31/2016	0.99	0	0	1.25%	-0.5%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	0	$0	0.50%	22.4%	12/31/2019	$1.36	0	$0	0.25%	22.7%	12/31/2019	$1.37	6,828	$9,357	0.00%	23.0%
12/31/2018	1.10	0	0	0.50%	-6.2%	12/31/2018	1.11	0	0	0.25%	-6.0%	12/31/2018	1.11	6,149	6,850	0.00%	-5.7%
12/31/2017	1.18	0	0	0.50%	18.1%	12/31/2017	1.18	0	0	0.25%	18.4%	12/31/2017	1.18	5,766	6,813	0.00%	18.7%
12/31/2016	1.00	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.5%
2018	3.5%
2017	3.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2040 Fund Institutional Class - 06-FHN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$71,037,677	$64,419,897	3,266,138
Receivables: investments sold	686,714
Payables: investments purchased	-
Net assets	$71,724,391

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$59,094,684	43,968,539	$1.34
Band 100	-	-	1.35
Band 75	1,625,002	1,190,675	1.36
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	11,004,705	7,880,176	1.40
Total	$71,724,391	53,039,390

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,469,782
Mortality & expense charges	(608,228)
Net investment income (loss)	861,554

Gain (loss) on investments:
Net realized gain (loss)	111,538
Realized gain distributions	76,790
Net change in unrealized appreciation (depreciation)	10,889,191
Net gain (loss)	11,077,519

Increase (decrease) in net assets from operations	$11,939,073

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$861,554	$795,955
Net realized gain (loss)	111,538	282,270
Realized gain distributions	76,790	125,754
Net change in unrealized appreciation (depreciation)	10,889,191	(5,521,214)

Increase (decrease) in net assets from operations	11,939,073	(4,317,235)

Contract owner transactions:
Proceeds from units sold	18,235,831	35,488,813
Cost of units redeemed	(5,091,742)	(5,019,156)
Account charges	(76,529)	(48,434)
Increase (decrease)	13,067,560	30,421,223
Net increase (decrease)	25,006,633	26,103,988
Net assets, beginning	46,717,758	20,613,770
Net assets, ending	$71,724,391	$46,717,758

Units sold	14,755,364	31,054,908
Units redeemed	(4,250,620)	(5,865,409)
Net increase (decrease)	10,504,744	25,189,499
Units outstanding, beginning	42,534,646	17,345,147
Units outstanding, ending	53,039,390	42,534,646

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$75,661,129
Cost of units redeemed/account charges	(13,173,188)
Net investment income (loss)	1,960,919
Net realized gain (loss)	423,141
Realized gain distributions	234,610
Net change in unrealized appreciation (depreciation)	6,617,780
Net assets	$71,724,391

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	43,969	$59,095	1.25%	23.0%	12/31/2019	$1.35	0	$0	1.00%	23.3%	12/31/2019	$1.36	1,191	$1,625	0.75%	23.6%
12/31/2018	1.09	33,800	36,942	1.25%	-7.5%	12/31/2018	1.10	0	0	1.00%	-7.3%	12/31/2018	1.10	1,173	1,295	0.75%	-7.1%
12/31/2017	1.18	10,167	12,017	1.25%	18.9%	12/31/2017	1.19	0	0	1.00%	19.2%	12/31/2017	1.19	0	0	0.75%	19.5%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.38	0	$0	0.50%	23.9%	12/31/2019	$1.39	0	$0	0.25%	24.2%	12/31/2019	$1.40	7,880	$11,005	0.00%	24.5%
12/31/2018	1.11	0	0	0.50%	-6.8%	12/31/2018	1.12	0	0	0.25%	-6.6%	12/31/2018	1.12	7,561	8,480	0.00%	-6.4%
12/31/2017	1.19	0	0	0.50%	19.8%	12/31/2017	1.19	0	0	0.25%	20.1%	12/31/2017	1.20	7,178	8,597	0.00%	20.4%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.5%
2018	3.2%
2017	3.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2045 Fund Institutional Class - 06-FHP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$48,215,053	$43,631,304	2,246,811
Receivables: investments sold	1,619,225
Payables: investments purchased	-
Net assets	$49,834,278

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,473,298	30,532,182	$1.36
Band 100	-	-	1.37
Band 75	996,058	722,144	1.38
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	7,364,922	5,218,275	1.41
Total	$49,834,278	36,472,601

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,002,958
Mortality & expense charges	(413,329)
Net investment income (loss)	589,629

Gain (loss) on investments:
Net realized gain (loss)	97,591
Realized gain distributions	51,273
Net change in unrealized appreciation (depreciation)	7,730,573
Net gain (loss)	7,879,437

Increase (decrease) in net assets from operations	$8,469,066

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$589,629	$519,379
Net realized gain (loss)	97,591	145,649
Realized gain distributions	51,273	83,775
Net change in unrealized appreciation (depreciation)	7,730,573	(3,858,004)

Increase (decrease) in net assets from operations	8,469,066	(3,109,201)

Contract owner transactions:
Proceeds from units sold	15,721,527	24,138,468
Cost of units redeemed	(5,092,059)	(2,771,792)
Account charges	(62,419)	(35,728)
Increase (decrease)	10,567,049	21,330,948
Net increase (decrease)	19,036,115	18,221,747
Net assets, beginning	30,798,163	12,576,416
Net assets, ending	$49,834,278	$30,798,163

Units sold	12,631,502	20,581,540
Units redeemed	(4,203,568)	(3,059,730)
Net increase (decrease)	8,427,934	17,521,810
Units outstanding, beginning	28,044,667	10,522,857
Units outstanding, ending	36,472,601	28,044,667

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$53,275,828
Cost of units redeemed/account charges	(9,739,410)
Net investment income (loss)	1,295,606
Net realized gain (loss)	265,695
Realized gain distributions	152,810
Net change in unrealized appreciation (depreciation)	4,583,749
Net assets	$49,834,278

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	30,532	$41,473	1.25%	24.3%	12/31/2019	$1.37	0	$0	1.00%	24.6%	12/31/2019	$1.38	722	$996	0.75%	24.9%
12/31/2018	1.09	22,574	24,674	1.25%	-8.1%	12/31/2018	1.10	0	0	1.00%	-7.9%	12/31/2018	1.10	696	769	0.75%	-7.6%
12/31/2017	1.19	6,557	7,798	1.25%	19.7%	12/31/2017	1.19	0	0	1.00%	20.0%	12/31/2017	1.20	0	0	0.75%	20.3%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	25.2%	12/31/2019	$1.40	0	$0	0.25%	25.5%	12/31/2019	$1.41	5,218	$7,365	0.00%	25.8%
12/31/2018	1.11	0	0	0.50%	-7.4%	12/31/2018	1.12	0	0	0.25%	-7.2%	12/31/2018	1.12	4,775	5,355	0.00%	-6.9%
12/31/2017	1.20	0	0	0.50%	20.6%	12/31/2017	1.20	0	0	0.25%	20.9%	12/31/2017	1.21	3,966	4,779	0.00%	21.2%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.5%
2018	3.3%
2017	3.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2050 Fund Institutional Class - 06-FHR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$45,727,217	$41,067,729	2,078,699
Receivables: investments sold	606,995
Payables: investments purchased	-
Net assets	$46,334,212

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$35,585,815	26,112,989	$1.36
Band 100	-	-	1.37
Band 75	497,639	359,621	1.38
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	10,250,758	7,239,563	1.42
Total	$46,334,212	33,712,173

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$949,506
Mortality & expense charges	(350,452)
Net investment income (loss)	599,054

Gain (loss) on investments:
Net realized gain (loss)	106,684
Realized gain distributions	46,940
Net change in unrealized appreciation (depreciation)	7,144,057
Net gain (loss)	7,297,681

Increase (decrease) in net assets from operations	$7,896,735

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$599,054	$498,972
Net realized gain (loss)	106,684	119,270
Realized gain distributions	46,940	70,314
Net change in unrealized appreciation (depreciation)	7,144,057	(3,411,547)

Increase (decrease) in net assets from operations	7,896,735	(2,722,991)

Contract owner transactions:
Proceeds from units sold	15,403,676	20,942,872
Cost of units redeemed	(4,892,047)	(3,426,228)
Account charges	(60,726)	(37,827)
Increase (decrease)	10,450,903	17,478,817
Net increase (decrease)	18,347,638	14,755,826
Net assets, beginning	27,986,574	13,230,748
Net assets, ending	$46,334,212	$27,986,574

Units sold	12,302,869	17,776,008
Units redeemed	(3,977,833)	(3,405,817)
Net increase (decrease)	8,325,036	14,370,191
Units outstanding, beginning	25,387,137	11,016,946
Units outstanding, ending	33,712,173	25,387,137

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$50,432,773
Cost of units redeemed/account charges	(10,468,210)
Net investment income (loss)	1,302,166
Net realized gain (loss)	272,790
Realized gain distributions	135,205
Net change in unrealized appreciation (depreciation)	4,659,488
Net assets	$46,334,212

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	26,113	$35,586	1.25%	24.5%	12/31/2019	$1.37	0	$0	1.00%	24.8%	12/31/2019	$1.38	360	$498	0.75%	25.1%
12/31/2018	1.09	18,523	20,281	1.25%	-8.2%	12/31/2018	1.10	0	0	1.00%	-7.9%	12/31/2018	1.11	344	381	0.75%	-7.7%
12/31/2017	1.19	5,015	5,980	1.25%	20.0%	12/31/2017	1.20	0	0	1.00%	20.3%	12/31/2017	1.20	0	0	0.75%	20.6%
12/31/2016	0.99	0	0	1.25%	-0.7%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	25.4%	12/31/2019	$1.41	0	$0	0.25%	25.7%	12/31/2019	$1.42	7,240	$10,251	0.00%	26.0%
12/31/2018	1.11	0	0	0.50%	-7.5%	12/31/2018	1.12	0	0	0.25%	-7.2%	12/31/2018	1.12	6,520	7,325	0.00%	-7.0%
12/31/2017	1.20	0	0	0.50%	20.9%	12/31/2017	1.20	0	0	0.25%	21.2%	12/31/2017	1.21	6,002	7,251	0.00%	21.5%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.6%
2018	3.2%
2017	3.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2055 Fund Institutional Class - 06-FHT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,903,683	$22,534,115	1,400,191
Receivables: investments sold	117,737
Payables: investments purchased	-
Net assets	$25,021,420

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,024,714	15,376,204	$1.37
Band 100	-	-	1.38
Band 75	240,665	173,333	1.39
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	3,756,041	2,643,774	1.42
Total	$25,021,420	18,193,311

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$512,175
Mortality & expense charges	(201,443)
Net investment income (loss)	310,732

Gain (loss) on investments:
Net realized gain (loss)	33,786
Realized gain distributions	22,595
Net change in unrealized appreciation (depreciation)	3,766,146
Net gain (loss)	3,822,527

Increase (decrease) in net assets from operations	$4,133,259

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$310,732	$227,726
Net realized gain (loss)	33,786	38,838
Realized gain distributions	22,595	30,260
Net change in unrealized appreciation (depreciation)	3,766,146	(1,701,290)

Increase (decrease) in net assets from operations	4,133,259	(1,404,466)

Contract owner transactions:
Proceeds from units sold	10,005,210	10,933,992
Cost of units redeemed	(2,745,779)	(1,382,728)
Account charges	(44,540)	(23,975)
Increase (decrease)	7,214,891	9,527,289
Net increase (decrease)	11,348,150	8,122,823
Net assets, beginning	13,673,270	5,550,447
Net assets, ending	$25,021,420	$13,673,270

Units sold	8,027,879	9,101,548
Units redeemed	(2,256,634)	(1,303,425)
Net increase (decrease)	5,771,245	7,798,123
Units outstanding, beginning	12,422,066	4,623,943
Units outstanding, ending	18,193,311	12,422,066

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$27,024,407
Cost of units redeemed/account charges	(5,148,347)
Net investment income (loss)	622,130
Net realized gain (loss)	95,443
Realized gain distributions	58,219
Net change in unrealized appreciation (depreciation)	2,369,568
Net assets	$25,021,420

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	15,376	$21,025	1.25%	24.8%	12/31/2019	$1.38	0	$0	1.00%	25.1%	12/31/2019	$1.39	173	$241	0.75%	25.4%
12/31/2018	1.10	10,115	11,083	1.25%	-8.3%	12/31/2018	1.10	0	0	1.00%	-8.1%	12/31/2018	1.11	156	173	0.75%	-7.8%
12/31/2017	1.19	2,992	3,574	1.25%	20.2%	12/31/2017	1.20	0	0	1.00%	20.5%	12/31/2017	1.20	0	0	0.75%	20.8%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.40	0	$0	0.50%	25.7%	12/31/2019	$1.41	0	$0	0.25%	26.1%	12/31/2019	$1.42	2,644	$3,756	0.00%	26.4%
12/31/2018	1.11	0	0	0.50%	-7.6%	12/31/2018	1.12	0	0	0.25%	-7.4%	12/31/2018	1.12	2,151	2,418	0.00%	-7.1%
12/31/2017	1.20	0	0	0.50%	21.1%	12/31/2017	1.21	0	0	0.25%	21.4%	12/31/2017	1.21	1,632	1,976	0.00%	21.7%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.6%
2018	3.3%
2017	3.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index 2060 Fund Institutional Class - 06-FHV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,528,150	$5,985,809	478,661
Receivables: investments sold	53,443
Payables: investments purchased	-
Net assets	$6,581,593

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,422,712	3,958,216	$1.37
Band 100	-	-	1.38
Band 75	27,619	19,854	1.39
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	1,131,262	794,736	1.42
Total	$6,581,593	4,772,806

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$131,109
Mortality & expense charges	(44,962)
Net investment income (loss)	86,147

Gain (loss) on investments:
Net realized gain (loss)	10,931
Realized gain distributions	5,230
Net change in unrealized appreciation (depreciation)	838,985
Net gain (loss)	855,146

Increase (decrease) in net assets from operations	$941,293

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$86,147	$45,086
Net realized gain (loss)	10,931	30,410
Realized gain distributions	5,230	10,218
Net change in unrealized appreciation (depreciation)	838,985	(347,505)

Increase (decrease) in net assets from operations	941,293	(261,791)

Contract owner transactions:
Proceeds from units sold	4,320,810	2,850,466
Cost of units redeemed	(1,304,760)	(794,416)
Account charges	(23,729)	(14,120)
Increase (decrease)	2,992,321	2,041,930
Net increase (decrease)	3,933,614	1,780,139
Net assets, beginning	2,647,979	867,840
Net assets, ending	$6,581,593	$2,647,979

Units sold	3,428,903	2,413,930
Units redeemed	(1,058,676)	(731,648)
Net increase (decrease)	2,370,227	1,682,282
Units outstanding, beginning	2,402,579	720,297
Units outstanding, ending	4,772,806	2,402,579

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$8,076,232
Cost of units redeemed/account charges	(2,241,283)
Net investment income (loss)	144,168
Net realized gain (loss)	43,787
Realized gain distributions	16,348
Net change in unrealized appreciation (depreciation)	542,341
Net assets	$6,581,593

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	3,958	$5,423	1.25%	24.9%	12/31/2019	$1.38	0	$0	1.00%	25.3%	12/31/2019	$1.39	20	$28	0.75%	25.6%
12/31/2018	1.10	1,921	2,106	1.25%	-8.3%	12/31/2018	1.10	0	0	1.00%	-8.1%	12/31/2018	1.11	13	15	0.75%	-7.8%
12/31/2017	1.20	304	363	1.25%	20.4%	12/31/2017	1.20	0	0	1.00%	20.7%	12/31/2017	1.20	0	0	0.75%	21.0%
12/31/2016	0.99	0	0	1.25%	-0.7%	12/31/2016	0.99	0	0	1.00%	-0.7%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.40	0	$0	0.50%	25.9%	12/31/2019	$1.41	0	$0	0.25%	26.2%	12/31/2019	$1.42	795	$1,131	0.00%	26.5%
12/31/2018	1.11	0	0	0.50%	-7.6%	12/31/2018	1.12	0	0	0.25%	-7.4%	12/31/2018	1.13	468	527	0.00%	-7.1%
12/31/2017	1.21	0	0	0.50%	21.3%	12/31/2017	1.21	0	0	0.25%	21.6%	12/31/2017	1.21	417	505	0.00%	21.9%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.6%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.8%
2018	3.4%
2017	3.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Index Retirement Income Fund Institutional Class - 06-FHW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,509,622	$6,112,092	435,151
Receivables: investments sold	95,980
Payables: investments purchased	-
Net assets	$6,605,602

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,609,658	4,707,392	$1.19
Band 100	-	-	1.20
Band 75	46,452	38,388	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	949,492	766,844	1.24
Total	$6,605,602	5,512,624

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$140,110
Mortality & expense charges	(61,461)
Net investment income (loss)	78,649

Gain (loss) on investments:
Net realized gain (loss)	22,628
Realized gain distributions	7,049
Net change in unrealized appreciation (depreciation)	641,713
Net gain (loss)	671,390

Increase (decrease) in net assets from operations	$750,039

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$78,649	$69,494
Net realized gain (loss)	22,628	19,421
Realized gain distributions	7,049	21,329
Net change in unrealized appreciation (depreciation)	641,713	(314,680)

Increase (decrease) in net assets from operations	750,039	(204,436)

Contract owner transactions:
Proceeds from units sold	1,593,165	3,688,546
Cost of units redeemed	(721,521)	(646,017)
Account charges	(3,486)	(2,970)
Increase (decrease)	868,158	3,039,559
Net increase (decrease)	1,618,197	2,835,123
Net assets, beginning	4,987,405	2,152,282
Net assets, ending	$6,605,602	$4,987,405

Units sold	1,394,958	3,538,741
Units redeemed	(630,348)	(757,794)
Net increase (decrease)	764,610	2,780,947
Units outstanding, beginning	4,748,014	1,967,067
Units outstanding, ending	5,512,624	4,748,014

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$7,537,665
Cost of units redeemed/account charges	(1,582,433)
Net investment income (loss)	176,904
Net realized gain (loss)	45,020
Realized gain distributions	30,916
Net change in unrealized appreciation (depreciation)	397,530
Net assets	$6,605,602

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	4,707	$5,610	1.25%	14.0%	12/31/2019	$1.20	0	$0	1.00%	14.2%	12/31/2019	$1.21	38	$46	0.75%	14.5%
12/31/2018	1.05	3,905	4,084	1.25%	-3.9%	12/31/2018	1.05	0	0	1.00%	-3.6%	12/31/2018	1.06	49	51	0.75%	-3.4%
12/31/2017	1.09	1,109	1,207	1.25%	9.1%	12/31/2017	1.09	0	0	1.00%	9.4%	12/31/2017	1.09	0	0	0.75%	9.7%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	0	$0	0.50%	14.8%	12/31/2019	$1.23	0	$0	0.25%	15.1%	12/31/2019	$1.24	767	$949	0.00%	15.4%
12/31/2018	1.06	0	0	0.50%	-3.1%	12/31/2018	1.07	0	0	0.25%	-2.9%	12/31/2018	1.07	794	852	0.00%	-2.7%
12/31/2017	1.10	0	0	0.50%	9.9%	12/31/2017	1.10	0	0	0.25%	10.2%	12/31/2017	1.10	858	946	0.00%	10.5%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.4%
2018	2.8%
2017	3.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Social Choice Bond Fund Institutional Class - 06-GCW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$657,132	$641,631	61,430
Receivables: investments sold	1,480
Payables: investments purchased	(9,909)
Net assets	$648,703

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$648,703	605,943	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$648,703	605,943

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$16,363
Mortality & expense charges	(7,309)
Net investment income (loss)	9,054

Gain (loss) on investments:
Net realized gain (loss)	12,103
Realized gain distributions	4,534
Net change in unrealized appreciation (depreciation)	14,658
Net gain (loss)	31,295

Increase (decrease) in net assets from operations	$40,349

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$9,054	$4,186
Net realized gain (loss)	12,103	(1,331)
Realized gain distributions	4,534	-
Net change in unrealized appreciation (depreciation)	14,658	717

Increase (decrease) in net assets from operations	40,349	3,572

Contract owner transactions:
Proceeds from units sold	333,655	522,115
Cost of units redeemed	(223,473)	(70,153)
Account charges	(427)	(161)
Increase (decrease)	109,755	451,801
Net increase (decrease)	150,104	455,373
Net assets, beginning	498,599	43,226
Net assets, ending	$648,703	$498,599

Units sold	411,285	529,674
Units redeemed	(306,488)	(71,576)
Net increase (decrease)	104,797	458,098
Units outstanding, beginning	501,146	43,048
Units outstanding, ending	605,943	501,146

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$898,865
Cost of units redeemed/account charges	(294,216)
Net investment income (loss)	13,247
Net realized gain (loss)	10,772
Realized gain distributions	4,534
Net change in unrealized appreciation (depreciation)	15,501
Net assets	$648,703

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	606	$649	1.25%	7.6%	12/31/2019	$1.08	0	$0	1.00%	7.9%	12/31/2019	$1.08	0	$0	0.75%	8.1%
12/31/2018	0.99	501	499	1.25%	-0.9%	12/31/2018	1.00	0	0	1.00%	-0.7%	12/31/2018	1.00	0	0	0.75%	-0.4%
12/31/2017	1.00	43	43	1.25%	0.4%	12/31/2017	1.01	0	0	1.00%	0.5%	12/31/2017	1.01	0	0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	8.4%	12/31/2019	$1.10	0	$0	0.25%	8.7%	12/31/2019	$1.10	0	$0	0.00%	9.0%
12/31/2018	1.01	0	0	0.50%	-0.2%	12/31/2018	1.01	0	0	0.25%	0.1%	12/31/2018	1.01	0	0	0.00%	0.3%
12/31/2017	1.01	0	0	0.50%	0.8%	12/31/2017	1.01	0	0	0.25%	0.9%	12/31/2017	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.9%
2018	2.7%
2017	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Social Choice Equity Fund Institutional Class - 06-GCX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,001,331	$4,870,842	242,829
Receivables: investments sold	34,944
Payables: investments purchased	-
Net assets	$5,036,275

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,036,275	3,785,364	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$5,036,275	3,785,364

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$56,191
Mortality & expense charges	(34,965)
Net investment income (loss)	21,226

Gain (loss) on investments:
Net realized gain (loss)	(49,163)
Realized gain distributions	116,999
Net change in unrealized appreciation (depreciation)	647,873
Net gain (loss)	715,709

Increase (decrease) in net assets from operations	$736,935

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$21,226	$27,996
Net realized gain (loss)	(49,163)	(5,551)
Realized gain distributions	116,999	173,617
Net change in unrealized appreciation (depreciation)	647,873	(517,057)

Increase (decrease) in net assets from operations	736,935	(320,995)

Contract owner transactions:
Proceeds from units sold	3,072,154	3,770,370
Cost of units redeemed	(1,059,265)	(1,357,963)
Account charges	(4,118)	(1,812)
Increase (decrease)	2,008,771	2,410,595
Net increase (decrease)	2,745,706	2,089,600
Net assets, beginning	2,290,569	200,969
Net assets, ending	$5,036,275	$2,290,569

Units sold	2,419,493	3,280,614
Units redeemed	(869,768)	(1,227,961)
Net increase (decrease)	1,549,725	2,052,653
Units outstanding, beginning	2,235,639	182,986
Units outstanding, ending	3,785,364	2,235,639

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$7,164,424
Cost of units redeemed/account charges	(2,547,980)
Net investment income (loss)	50,819
Net realized gain (loss)	(54,714)
Realized gain distributions	293,237
Net change in unrealized appreciation (depreciation)	130,489
Net assets	$5,036,275

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.33	3,785	$5,036	1.25%	29.9%	12/31/2019	$1.34	0	$0	1.00%	30.2%	12/31/2019	$1.35	0	$0	0.75%	30.5%
12/31/2018	1.02	2,236	2,291	1.25%	-6.7%	12/31/2018	1.03	0	0	1.00%	-6.5%	12/31/2018	1.03	0	0	0.75%	-6.2%
12/31/2017	1.10	183	201	1.25%	9.8%	12/31/2017	1.10	0	0	1.00%	10.0%	12/31/2017	1.10	0	0	0.75%	10.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	0	$0	0.50%	30.8%	12/31/2019	$1.36	0	$0	0.25%	31.2%	12/31/2019	$1.37	0	$0	0.00%	31.5%
12/31/2018	1.04	0	0	0.50%	-6.0%	12/31/2018	1.04	0	0	0.25%	-5.8%	12/31/2018	1.04	0	0	0.00%	-5.5%
12/31/2017	1.10	0	0	0.50%	10.3%	12/31/2017	1.10	0	0	0.25%	10.4%	12/31/2017	1.11	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	3.2%
2017	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Social Choice International Equity Fund Institutional Class - 06-GCY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$150,209	$144,046	14,458
Receivables: investments sold	15,201
Payables: investments purchased	-
Net assets	$165,410

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$165,410	146,469	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$165,410	146,469

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,339
Mortality & expense charges	(1,486)
Net investment income (loss)	853

Gain (loss) on investments:
Net realized gain (loss)	(2,211)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	24,220
Net gain (loss)	22,009

Increase (decrease) in net assets from operations	$22,862

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$853	$1,189
Net realized gain (loss)	(2,211)	(20)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	24,220	(18,088)

Increase (decrease) in net assets from operations	22,862	(16,919)

Contract owner transactions:
Proceeds from units sold	75,661	148,659
Cost of units redeemed	(24,458)	(47,510)
Account charges	(3)	-
Increase (decrease)	51,200	101,149
Net increase (decrease)	74,062	84,230
Net assets, beginning	91,348	7,118
Net assets, ending	$165,410	$91,348

Units sold	71,483	135,875
Units redeemed	(23,515)	(43,924)
Net increase (decrease)	47,968	91,951
Units outstanding, beginning	98,501	6,550
Units outstanding, ending	146,469	98,501

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$231,411
Cost of units redeemed/account charges	(71,974)
Net investment income (loss)	2,041
Net realized gain (loss)	(2,231)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	6,163
Net assets	$165,410

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	146	$165	1.25%	21.8%	12/31/2019	$1.14	0	$0	1.00%	22.1%	12/31/2019	$1.14	0	$0	0.75%	22.4%
12/31/2018	0.93	99	91	1.25%	-14.7%	12/31/2018	0.93	0	0	1.00%	-14.4%	12/31/2018	0.93	0	0	0.75%	-14.2%
12/31/2017	1.09	7	7	1.25%	8.7%	12/31/2017	1.09	0	0	1.00%	8.8%	12/31/2017	1.09	0	0	0.75%	8.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	22.7%	12/31/2019	$1.16	0	$0	0.25%	23.0%	12/31/2019	$1.17	0	$0	0.00%	23.3%
12/31/2018	0.94	0	0	0.50%	-14.0%	12/31/2018	0.94	0	0	0.25%	-13.8%	12/31/2018	0.95	0	0	0.00%	-13.6%
12/31/2017	1.09	0	0	0.50%	9.1%	12/31/2017	1.09	0	0	0.25%	9.2%	12/31/2017	1.09	0	0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.8%
2018	4.7%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Bond Plus Fund Institutional Class - 06-3F4
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$65,144	$65,021	6,129
Receivables: investments sold	444
Payables: investments purchased	-
Net assets	$65,588

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$65,588	60,220	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$65,588	60,220

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,109
Mortality & expense charges	(492)
Net investment income (loss)	617

Gain (loss) on investments:
Net realized gain (loss)	1,372
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	123
Net gain (loss)	1,495

Increase (decrease) in net assets from operations	$2,112

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$617	$-
Net realized gain (loss)	1,372	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	123	-

Increase (decrease) in net assets from operations	2,112	-

Contract owner transactions:
Proceeds from units sold	116,237	-
Cost of units redeemed	(52,761)	-
Account charges	-	-
Increase (decrease)	63,476	-
Net increase (decrease)	65,588	-
Net assets, beginning	-	-
Net assets, ending	$65,588	$-

Units sold	200,967	-
Units redeemed	(140,747)	-
Net increase (decrease)	60,220	-
Units outstanding, beginning	-	-
Units outstanding, ending	60,220	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$116,237
Cost of units redeemed/account charges	(52,761)
Net investment income (loss)	617
Net realized gain (loss)	1,372
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	123
Net assets	$65,588

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	60	$66	1.25%	8.1%	12/31/2019	$1.09	0	$0	1.00%	8.4%	12/31/2019	$1.10	0	$0	0.75%	8.7%
12/31/2018	1.01	0	0	1.25%	0.7%	12/31/2018	1.01	0	0	1.00%	0.9%	12/31/2018	1.01	0	0	0.75%	1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	8.9%	12/31/2019	$1.11	0	$0	0.25%	9.2%	12/31/2019	$1.11	0	$0	0.00%	9.5%
12/31/2018	1.01	0	0	0.50%	1.1%	12/31/2018	1.01	0	0	0.25%	1.3%	12/31/2018	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.4%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifestyle Aggressive Growth Fund Institutional Class - 06-3CK
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,464	$2,448	15,629
Receivables: investments sold	260,736
Payables: investments purchased	-
Net assets	$263,200

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$263,200	244,123	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$263,200	244,123

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	16
Net gain (loss)	16

Increase (decrease) in net assets from operations	$16

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	16	-

Increase (decrease) in net assets from operations	16	-

Contract owner transactions:
Proceeds from units sold	263,210	-
Cost of units redeemed	-	-
Account charges	(26)	-
Increase (decrease)	263,184	-
Net increase (decrease)	263,200	-
Net assets, beginning	-	-
Net assets, ending	$263,200	$-

Units sold	244,147	-
Units redeemed	(24)	-
Net increase (decrease)	244,123	-
Units outstanding, beginning	-	-
Units outstanding, ending	244,123	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$263,210
Cost of units redeemed/account charges	(26)
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	16
Net assets	$263,200

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	244	$263	1.25%	26.3%	12/31/2019	$1.08	0	$0	1.00%	26.6%	12/31/2019	$1.09	0	$0	0.75%	26.9%
12/31/2018	0.85	0	0	1.25%	-14.6%	12/31/2018	0.85	0	0	1.00%	-14.5%	12/31/2018	0.86	0	0	0.75%	-14.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	27.3%	12/31/2019	$1.10	0	$0	0.25%	27.6%	12/31/2019	$1.10	0	$0	0.00%	27.9%
12/31/2018	0.86	0	0	0.50%	-14.2%	12/31/2018	0.86	0	0	0.25%	-14.1%	12/31/2018	0.86	0	0	0.00%	-14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifestyle Conservative Fund Institutional Class - 06-3CG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$443	$441	13,749
Receivables: investments sold	176,232
Payables: investments purchased	-
Net assets	$176,675

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$176,675	163,646	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$176,675	163,646

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2
Net gain (loss)	2

Increase (decrease) in net assets from operations	$2

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	2	-

Increase (decrease) in net assets from operations	2	-

Contract owner transactions:
Proceeds from units sold	176,684	-
Cost of units redeemed	-	-
Account charges	(11)	-
Increase (decrease)	176,673	-
Net increase (decrease)	176,675	-
Net assets, beginning	-	-
Net assets, ending	$176,675	$-

Units sold	163,656	-
Units redeemed	(10)	-
Net increase (decrease)	163,646	-
Units outstanding, beginning	-	-
Units outstanding, ending	163,646	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$176,684
Cost of units redeemed/account charges	(11)
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2
Net assets	$176,675

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	164	$177	1.25%	14.1%	12/31/2019	$1.08	0	$0	1.00%	14.4%	12/31/2019	$1.09	0	$0	0.75%	14.7%
12/31/2018	0.95	0	0	1.25%	-5.4%	12/31/2018	0.95	0	0	1.00%	-5.3%	12/31/2018	0.95	0	0	0.75%	-5.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	15.0%	12/31/2019	$1.10	0	$0	0.25%	15.3%	12/31/2019	$1.10	0	$0	0.00%	15.6%
12/31/2018	0.95	0	0	0.50%	-5.0%	12/31/2018	0.95	0	0	0.25%	-4.8%	12/31/2018	0.95	0	0	0.00%	-4.7%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifestyle Growth Fund Institutional Class - 06-3CJ (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	1.25%	22.7%	12/31/2019	$1.09	0	$0	1.00%	23.0%	12/31/2019	$1.09	0	$0	0.75%	23.3%
12/31/2018	0.88	0	0	1.25%	-11.8%	12/31/2018	0.88	0	0	1.00%	-11.7%	12/31/2018	0.88	0	0	0.75%	-11.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	23.6%	12/31/2019	$1.10	0	$0	0.25%	24.0%	12/31/2019	$1.10	0	$0	0.00%	24.3%
12/31/2018	0.89	0	0	0.50%	-11.4%	12/31/2018	0.89	0	0	0.25%	-11.2%	12/31/2018	0.89	0	0	0.00%	-11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifestyle Income Fund Institutional Class - 06-3CF (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	1.25%	9.5%	12/31/2019	$1.07	0	$0	1.00%	9.8%	12/31/2019	$1.08	0	$0	0.75%	10.1%
12/31/2018	0.98	0	0	1.25%	-2.3%	12/31/2018	0.98	0	0	1.00%	-2.2%	12/31/2018	0.98	0	0	0.75%	-2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	10.4%	12/31/2019	$1.09	0	$0	0.25%	10.7%	12/31/2019	$1.09	0	$0	0.00%	10.9%
12/31/2018	0.98	0	0	0.50%	-1.9%	12/31/2018	0.98	0	0	0.25%	-1.7%	12/31/2018	0.98	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle 2010 Fund Institutional Class - 06-36J (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	14.0%	12/31/2019	$1.09	0	$0	1.00%	14.3%	12/31/2019	$1.10	0	$0	0.75%	14.6%
12/31/2018	0.96	0	0	1.25%	-4.4%	12/31/2018	0.96	0	0	1.00%	-4.2%	12/31/2018	0.96	0	0	0.75%	-4.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	14.9%	12/31/2019	$1.11	0	$0	0.25%	15.1%	12/31/2019	$1.11	0	$0	0.00%	15.4%
12/31/2018	0.96	0	0	0.50%	-3.9%	12/31/2018	0.96	0	0	0.25%	-3.7%	12/31/2018	0.96	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle 2015 Fund Institutional Class - 06-36K (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	15.1%	12/31/2019	$1.10	0	$0	1.00%	15.4%	12/31/2019	$1.10	0	$0	0.75%	15.6%
12/31/2018	0.95	0	0	1.25%	-5.0%	12/31/2018	0.95	0	0	1.00%	-4.9%	12/31/2018	0.95	0	0	0.75%	-4.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	15.9%	12/31/2019	$1.11	0	$0	0.25%	16.2%	12/31/2019	$1.12	0	$0	0.00%	16.5%
12/31/2018	0.95	0	0	0.50%	-4.5%	12/31/2018	0.96	0	0	0.25%	-4.4%	12/31/2018	0.96	0	0	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle 2020 Fund Institutional Class - 06-36M (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	16.3%	12/31/2019	$1.10	0	$0	1.00%	16.6%	12/31/2019	$1.10	0	$0	0.75%	16.9%
12/31/2018	0.94	0	0	1.25%	-5.9%	12/31/2018	0.94	0	0	1.00%	-5.7%	12/31/2018	0.94	0	0	0.75%	-5.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	17.2%	12/31/2019	$1.11	0	$0	0.25%	17.5%	12/31/2019	$1.12	0	$0	0.00%	17.8%
12/31/2018	0.95	0	0	0.50%	-5.4%	12/31/2018	0.95	0	0	0.25%	-5.3%	12/31/2018	0.95	0	0	0.00%	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle 2025 Fund Institutional Class - 06-36N (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	1.25%	18.0%	12/31/2019	$1.10	0	$0	1.00%	18.3%	12/31/2019	$1.11	0	$0	0.75%	18.6%
12/31/2018	0.93	0	0	1.25%	-6.9%	12/31/2018	0.93	0	0	1.00%	-6.8%	12/31/2018	0.93	0	0	0.75%	-6.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	18.8%	12/31/2019	$1.12	0	$0	0.25%	19.1%	12/31/2019	$1.12	0	$0	0.00%	19.4%
12/31/2018	0.94	0	0	0.50%	-6.5%	12/31/2018	0.94	0	0	0.25%	-6.3%	12/31/2018	0.94	0	0	0.00%	-6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle 2030 Fund Institutional Class - 06-36P
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$435,417	$438,736	41,539
Receivables: investments sold	329
Payables: investments purchased	-
Net assets	$435,746

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$435,746	396,050	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$435,746	396,050

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$8,916
Mortality & expense charges	(4,993)
Net investment income (loss)	3,923

Gain (loss) on investments:
Net realized gain (loss)	(223)
Realized gain distributions	12,352
Net change in unrealized appreciation (depreciation)	54,363
Net gain (loss)	66,492

Increase (decrease) in net assets from operations	$70,415

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,923	$9,485
Net realized gain (loss)	(223)	(77)
Realized gain distributions	12,352	18,839
Net change in unrealized appreciation (depreciation)	54,363	(57,682)

Increase (decrease) in net assets from operations	70,415	(29,435)

Contract owner transactions:
Proceeds from units sold	14,102	380,664
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	14,102	380,664
Net increase (decrease)	84,517	351,229
Net assets, beginning	351,229	-
Net assets, ending	$435,746	$351,229

Units sold	13,726	382,324
Units redeemed	-	-
Net increase (decrease)	13,726	382,324
Units outstanding, beginning	382,324	-
Units outstanding, ending	396,050	382,324

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$394,766
Cost of units redeemed/account charges	-
Net investment income (loss)	13,408
Net realized gain (loss)	(300)
Realized gain distributions	31,191
Net change in unrealized appreciation (depreciation)	(3,319)
Net assets	$435,746

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	396	$436	1.25%	19.8%	12/31/2019	$1.10	0	$0	1.00%	20.1%	12/31/2019	$1.11	0	$0	0.75%	20.4%
12/31/2018	0.92	382	351	1.25%	-8.1%	12/31/2018	0.92	0	0	1.00%	-8.0%	12/31/2018	0.92	0	0	0.75%	-7.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	20.7%	12/31/2019	$1.12	0	$0	0.25%	21.0%	12/31/2019	$1.12	0	$0	0.00%	21.3%
12/31/2018	0.92	0	0	0.50%	-7.7%	12/31/2018	0.92	0	0	0.25%	-7.5%	12/31/2018	0.93	0	0	0.00%	-7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	6.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle 2035 Fund Institutional Class - 06-36R
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$555,115	$571,480	52,113
Receivables: investments sold	417
Payables: investments purchased	-
Net assets	$555,532

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$555,532	503,729	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$555,532	503,729

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$11,105
Mortality & expense charges	(6,139)
Net investment income (loss)	4,966

Gain (loss) on investments:
Net realized gain (loss)	(441)
Realized gain distributions	17,943
Net change in unrealized appreciation (depreciation)	70,689
Net gain (loss)	88,191

Increase (decrease) in net assets from operations	$93,157

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,966	$10,536
Net realized gain (loss)	(441)	(96)
Realized gain distributions	17,943	22,989
Net change in unrealized appreciation (depreciation)	70,689	(87,054)

Increase (decrease) in net assets from operations	93,157	(53,625)

Contract owner transactions:
Proceeds from units sold	46,198	469,805
Cost of units redeemed	-	-
Account charges	(3)	-
Increase (decrease)	46,195	469,805
Net increase (decrease)	139,352	416,180
Net assets, beginning	416,180	-
Net assets, ending	$555,532	$416,180

Units sold	45,173	458,559
Units redeemed	(3)	-
Net increase (decrease)	45,170	458,559
Units outstanding, beginning	458,559	-
Units outstanding, ending	503,729	458,559

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$516,003
Cost of units redeemed/account charges	(3)
Net investment income (loss)	15,502
Net realized gain (loss)	(537)
Realized gain distributions	40,932
Net change in unrealized appreciation (depreciation)	(16,365)
Net assets	$555,532

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	504	$556	1.25%	21.5%	12/31/2019	$1.11	0	$0	1.00%	21.8%	12/31/2019	$1.11	0	$0	0.75%	22.1%
12/31/2018	0.91	459	416	1.25%	-9.2%	12/31/2018	0.91	0	0	1.00%	-9.1%	12/31/2018	0.91	0	0	0.75%	-8.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	22.4%	12/31/2019	$1.12	0	$0	0.25%	22.7%	12/31/2019	$1.13	0	$0	0.00%	23.0%
12/31/2018	0.91	0	0	0.50%	-8.8%	12/31/2018	0.91	0	0	0.25%	-8.6%	12/31/2018	0.92	0	0	0.00%	-8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	5.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle 2040 Fund Institutional Class - 06-36T
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$364,182	$363,324	34,437
Receivables: investments sold	3,264
Payables: investments purchased	-
Net assets	$367,446

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$367,446	333,172	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$367,446	333,172

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$6,433
Mortality & expense charges	(3,894)
Net investment income (loss)	2,539

Gain (loss) on investments:
Net realized gain (loss)	(161)
Realized gain distributions	13,457
Net change in unrealized appreciation (depreciation)	47,786
Net gain (loss)	61,082

Increase (decrease) in net assets from operations	$63,621

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,539	$6,811
Net realized gain (loss)	(161)	(37)
Realized gain distributions	13,457	17,231
Net change in unrealized appreciation (depreciation)	47,786	(46,928)

Increase (decrease) in net assets from operations	63,621	(22,923)

Contract owner transactions:
Proceeds from units sold	41,215	285,549
Cost of units redeemed	-	-
Account charges	(16)	-
Increase (decrease)	41,199	285,549
Net increase (decrease)	104,820	262,626
Net assets, beginning	262,626	-
Net assets, ending	$367,446	$262,626

Units sold	40,249	292,937
Units redeemed	(14)	-
Net increase (decrease)	40,235	292,937
Units outstanding, beginning	292,937	-
Units outstanding, ending	333,172	292,937

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$326,764
Cost of units redeemed/account charges	(16)
Net investment income (loss)	9,350
Net realized gain (loss)	(198)
Realized gain distributions	30,688
Net change in unrealized appreciation (depreciation)	858
Net assets	$367,446

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	333	$367	1.25%	23.0%	12/31/2019	$1.11	0	$0	1.00%	23.3%	12/31/2019	$1.11	0	$0	0.75%	23.6%
12/31/2018	0.90	293	263	1.25%	-10.3%	12/31/2018	0.90	0	0	1.00%	-10.2%	12/31/2018	0.90	0	0	0.75%	-10.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	23.9%	12/31/2019	$1.12	0	$0	0.25%	24.3%	12/31/2019	$1.13	0	$0	0.00%	24.6%
12/31/2018	0.90	0	0	0.50%	-9.9%	12/31/2018	0.90	0	0	0.25%	-9.7%	12/31/2018	0.90	0	0	0.00%	-9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.0%
2018	5.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle 2045 Fund Institutional Class - 06-36V
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,668	$18,031	1,445
Receivables: investments sold	8
Payables: investments purchased	-
Net assets	$18,676

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,676	16,907	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$18,676	16,907

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$295
Mortality & expense charges	(86)
Net investment income (loss)	209

Gain (loss) on investments:
Net realized gain (loss)	185
Realized gain distributions	692
Net change in unrealized appreciation (depreciation)	668
Net gain (loss)	1,545

Increase (decrease) in net assets from operations	$1,754

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$209	$6
Net realized gain (loss)	185	-
Realized gain distributions	692	5
Net change in unrealized appreciation (depreciation)	668	(31)

Increase (decrease) in net assets from operations	1,754	(20)

Contract owner transactions:
Proceeds from units sold	18,958	338
Cost of units redeemed	(2,348)	-
Account charges	(6)	-
Increase (decrease)	16,604	338
Net increase (decrease)	18,358	318
Net assets, beginning	318	-
Net assets, ending	$18,676	$318

Units sold	18,801	358
Units redeemed	(2,252)	-
Net increase (decrease)	16,549	358
Units outstanding, beginning	358	-
Units outstanding, ending	16,907	358

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$19,296
Cost of units redeemed/account charges	(2,354)
Net investment income (loss)	215
Net realized gain (loss)	185
Realized gain distributions	697
Net change in unrealized appreciation (depreciation)	637
Net assets	$18,676

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	17	$19	1.25%	24.3%	12/31/2019	$1.11	0	$0	1.00%	24.6%	12/31/2019	$1.11	0	$0	0.75%	24.9%
12/31/2018	0.89	0	0	1.25%	-11.1%	12/31/2018	0.89	0	0	1.00%	-11.0%	12/31/2018	0.89	0	0	0.75%	-10.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	25.2%	12/31/2019	$1.12	0	$0	0.25%	25.6%	12/31/2019	$1.13	0	$0	0.00%	25.9%
12/31/2018	0.89	0	0	0.50%	-10.7%	12/31/2018	0.89	0	0	0.25%	-10.5%	12/31/2018	0.90	0	0	0.00%	-10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.1%
2018	3.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle 2050 Fund Institutional Class - 06-36W
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,480	$40,190	3,190
Receivables: investments sold	27
Payables: investments purchased	-
Net assets	$41,507

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,507	37,573	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$41,507	37,573

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$651
Mortality & expense charges	(403)
Net investment income (loss)	248

Gain (loss) on investments:
Net realized gain (loss)	(2)
Realized gain distributions	1,519
Net change in unrealized appreciation (depreciation)	5,269
Net gain (loss)	6,786

Increase (decrease) in net assets from operations	$7,034

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$248	$641
Net realized gain (loss)	(2)	(3)
Realized gain distributions	1,519	679
Net change in unrealized appreciation (depreciation)	5,269	(3,979)

Increase (decrease) in net assets from operations	7,034	(2,662)

Contract owner transactions:
Proceeds from units sold	7,201	29,940
Cost of units redeemed	-	-
Account charges	(6)	-
Increase (decrease)	7,195	29,940
Net increase (decrease)	14,229	27,278
Net assets, beginning	27,278	-
Net assets, ending	$41,507	$27,278

Units sold	6,806	30,773
Units redeemed	(6)	-
Net increase (decrease)	6,800	30,773
Units outstanding, beginning	30,773	-
Units outstanding, ending	37,573	30,773

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$37,141
Cost of units redeemed/account charges	(6)
Net investment income (loss)	889
Net realized gain (loss)	(5)
Realized gain distributions	2,198
Net change in unrealized appreciation (depreciation)	1,290
Net assets	$41,507

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	38	$42	1.25%	24.6%	12/31/2019	$1.11	0	$0	1.00%	24.9%	12/31/2019	$1.11	0	$0	0.75%	25.2%
12/31/2018	0.89	31	27	1.25%	-11.4%	12/31/2018	0.89	0	0	1.00%	-11.2%	12/31/2018	0.89	0	0	0.75%	-11.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	25.6%	12/31/2019	$1.12	0	$0	0.25%	25.9%	12/31/2019	$1.13	0	$0	0.00%	26.2%
12/31/2018	0.89	0	0	0.50%	-10.9%	12/31/2018	0.89	0	0	0.25%	-10.7%	12/31/2018	0.89	0	0	0.00%	-10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
2018	5.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle 2055 Fund Institutional Class - 06-37C (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	1.25%	24.8%	12/31/2019	$1.11	0	$0	1.00%	25.1%	12/31/2019	$1.11	0	$0	0.75%	25.4%
12/31/2018	0.89	0	0	1.25%	-11.4%	12/31/2018	0.89	0	0	1.00%	-11.3%	12/31/2018	0.89	0	0	0.75%	-11.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	25.7%	12/31/2019	$1.12	0	$0	0.25%	26.0%	12/31/2019	$1.13	0	$0	0.00%	26.4%
12/31/2018	0.89	0	0	0.50%	-11.0%	12/31/2018	0.89	0	0	0.25%	-10.8%	12/31/2018	0.89	0	0	0.00%	-10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle 2060 Fund Institutional Class - 06-36Y (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	1.25%	25.1%	12/31/2019	$1.11	0	$0	1.00%	25.4%	12/31/2019	$1.11	0	$0	0.75%	25.7%
12/31/2018	0.88	0	0	1.25%	-11.6%	12/31/2018	0.89	0	0	1.00%	-11.5%	12/31/2018	0.89	0	0	0.75%	-11.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	26.1%	12/31/2019	$1.12	0	$0	0.25%	26.4%	12/31/2019	$1.13	0	$0	0.00%	26.7%
12/31/2018	0.89	0	0	0.50%	-11.2%	12/31/2018	0.89	0	0	0.25%	-11.0%	12/31/2018	0.89	0	0	0.00%	-10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifestyle Moderate Fund Institutional Class - 06-3CH (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	19.1%	12/31/2019	$1.09	0	$0	1.00%	19.4%	12/31/2019	$1.10	0	$0	0.75%	19.7%
12/31/2018	0.91	0	0	1.25%	-8.6%	12/31/2018	0.92	0	0	1.00%	-8.5%	12/31/2018	0.92	0	0	0.75%	-8.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	20.0%	12/31/2019	$1.11	0	$0	0.25%	20.3%	12/31/2019	$1.11	0	$0	0.00%	20.6%
12/31/2018	0.92	0	0	0.50%	-8.2%	12/31/2018	0.92	0	0	0.25%	-8.0%	12/31/2018	0.92	0	0	0.00%	-7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifecycle Retirement Income Fund Inst Class - 06-36X (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	1.25%	13.9%	12/31/2019	$1.09	0	$0	1.00%	14.2%	12/31/2019	$1.10	0	$0	0.75%	14.4%
12/31/2018	0.96	0	0	1.25%	-4.3%	12/31/2018	0.96	0	0	1.00%	-4.1%	12/31/2018	0.96	0	0	0.75%	-4.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	14.7%	12/31/2019	$1.11	0	$0	0.25%	15.0%	12/31/2019	$1.11	0	$0	0.00%	15.3%
12/31/2018	0.96	0	0	0.50%	-3.8%	12/31/2018	0.96	0	0	0.25%	-3.7%	12/31/2018	0.97	0	0	0.00%	-3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Real Estate Securities Fund Institutional Class - 06-3MH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$71,333	$74,634	4,070
Receivables: investments sold	1,170
Payables: investments purchased	-
Net assets	$72,503

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$72,503	57,421	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.27
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.28
Total	$72,503	57,421

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$385
Mortality & expense charges	(147)
Net investment income (loss)	238

Gain (loss) on investments:
Net realized gain (loss)	(4)
Realized gain distributions	3,044
Net change in unrealized appreciation (depreciation)	(3,301)
Net gain (loss)	(261)

Increase (decrease) in net assets from operations	$(23)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$238	$-
Net realized gain (loss)	(4)	-
Realized gain distributions	3,044	-
Net change in unrealized appreciation (depreciation)	(3,301)	-

Increase (decrease) in net assets from operations	(23)	-

Contract owner transactions:
Proceeds from units sold	72,578	-
Cost of units redeemed	-	-
Account charges	(52)	-
Increase (decrease)	72,526	-
Net increase (decrease)	72,503	-
Net assets, beginning	-	-
Net assets, ending	$72,503	$-

Units sold	57,462	-
Units redeemed	(41)	-
Net increase (decrease)	57,421	-
Units outstanding, beginning	-	-
Units outstanding, ending	57,421	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$72,578
Cost of units redeemed/account charges	(52)
Net investment income (loss)	238
Net realized gain (loss)	(4)
Realized gain distributions	3,044
Net change in unrealized appreciation (depreciation)	(3,301)
Net assets	$72,503

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	57	$73	1.25%	29.5%	12/31/2019	$1.27	0	$0	1.00%	29.8%	12/31/2019	$1.27	0	$0	0.75%	30.1%
12/31/2018	0.98	0	0	1.25%	-2.5%	12/31/2018	0.98	0	0	1.00%	-2.4%	12/31/2018	0.98	0	0	0.75%	-2.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	0	$0	0.50%	30.4%	12/31/2019	$1.28	0	$0	0.25%	30.8%	12/31/2019	$1.28	0	$0	0.00%	31.1%
12/31/2018	0.98	0	0	0.50%	-2.3%	12/31/2018	0.98	0	0	0.25%	-2.3%	12/31/2018	0.98	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifestyle Aggressive Growth Fund Retail Class - 06-4CX (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	1.25%	8.4%	12/31/2019	$1.08	0	$0	1.00%	8.5%	12/31/2019	$1.09	0	$0	0.75%	8.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	8.6%	12/31/2019	$1.09	0	$0	0.25%	8.7%	12/31/2019	$1.09	0	$0	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Lifestyle Growth Fund Retail Class - 06-3XV (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	1.25%	11.7%	12/31/2019	$1.12	0	$0	1.00%	11.8%	12/31/2019	$1.12	0	$0	0.75%	12.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	12.2%	12/31/2019	$1.12	0	$0	0.25%	12.3%	12/31/2019	$1.13	0	$0	0.00%	12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
TIAA-CREF Social Choice Equity Fund Retirement Class - 06-432
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,173,065	$1,916,989	102,618
Receivables: investments sold	-
Payables: investments purchased	(7,816)
Net assets	$2,165,249

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,165,249	751,622	$2.88
Band 100	-	-	2.95
Band 75	-	-	3.03
Band 50	-	-	3.11
Band 25	-	-	3.18
Band 0	-	-	3.27
Total	$2,165,249	751,622

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$34,130
Mortality & expense charges	(35,205)
Net investment income (loss)	(1,075)

Gain (loss) on investments:
Net realized gain (loss)	149,544
Realized gain distributions	82,601
Net change in unrealized appreciation (depreciation)	481,027
Net gain (loss)	713,172

Increase (decrease) in net assets from operations	$712,097

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,075)	$(6,420)
Net realized gain (loss)	149,544	376,468
Realized gain distributions	82,601	194,437
Net change in unrealized appreciation (depreciation)	481,027	(691,917)

Increase (decrease) in net assets from operations	712,097	(127,432)

Contract owner transactions:
Proceeds from units sold	499,117	1,792,964
Cost of units redeemed	(1,701,025)	(2,597,575)
Account charges	(4,061)	(4,250)
Increase (decrease)	(1,205,969)	(808,861)
Net increase (decrease)	(493,872)	(936,293)
Net assets, beginning	2,659,121	3,595,414
Net assets, ending	$2,165,249	$2,659,121

Units sold	196,352	757,714
Units redeemed	(640,385)	(1,066,309)
Net increase (decrease)	(444,033)	(308,595)
Units outstanding, beginning	1,195,655	1,504,250
Units outstanding, ending	751,622	1,195,655

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$8,969,769
Cost of units redeemed/account charges	(8,784,319)
Net investment income (loss)	43,301
Net realized gain (loss)	1,052,192
Realized gain distributions	628,230
Net change in unrealized appreciation (depreciation)	256,076
Net assets	$2,165,249

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.88	752	$2,165	1.25%	29.5%	12/31/2019	$2.95	0	$0	1.00%	29.9%	12/31/2019	$3.03	0	$0	0.75%	30.2%
12/31/2018	2.22	1,196	2,659	1.25%	-7.0%	12/31/2018	2.27	0	0	1.00%	-6.7%	12/31/2018	2.33	0	0	0.75%	-6.5%
12/31/2017	2.39	1,504	3,595	1.25%	19.1%	12/31/2017	2.44	0	0	1.00%	19.4%	12/31/2017	2.49	0	0	0.75%	19.7%
12/31/2016	2.01	1,611	3,232	1.25%	11.8%	12/31/2016	2.04	0	0	1.00%	12.1%	12/31/2016	2.08	0	0	0.75%	12.4%
12/31/2015	1.79	1,700	3,049	1.25%	-3.9%	12/31/2015	1.82	0	0	1.00%	-3.7%	12/31/2015	1.85	0	0	0.75%	-3.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.11	0	$0	0.50%	30.5%	12/31/2019	$3.18	0	$0	0.25%	30.8%	12/31/2019	$3.27	0	$0	0.00%	31.2%
12/31/2018	2.38	0	0	0.50%	-6.2%	12/31/2018	2.43	0	0	0.25%	-6.0%	12/31/2018	2.49	0	0	0.00%	-5.8%
12/31/2017	2.54	0	0	0.50%	20.0%	12/31/2017	2.59	0	0	0.25%	20.3%	12/31/2017	2.64	0	0	0.00%	20.6%
12/31/2016	2.11	0	0	0.50%	12.7%	12/31/2016	2.15	0	0	0.25%	13.0%	12/31/2016	2.19	0	0	0.00%	13.2%
12/31/2015	1.88	0	0	0.50%	-3.2%	12/31/2015	1.91	0	0	0.25%	-2.9%	12/31/2015	1.93	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	1.2%
2017	1.4%
2016	2.0%
2015	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Timothy Plan Strategic Growth Fund A Class - 06-341
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$68,932	$56,109	7,051
Receivables: investments sold	-
Payables: investments purchased	(41)
Net assets	$68,891

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$68,891	62,619	$1.10
Band 100	-	-	1.13
Band 75	-	-	1.17
Band 50	-	-	1.20
Band 25	-	-	1.24
Band 0	-	-	1.28
Total	$68,891	62,619

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(1,599)
Net investment income (loss)	(1,599)

Gain (loss) on investments:
Net realized gain (loss)	18,492
Realized gain distributions	3,376
Net change in unrealized appreciation (depreciation)	(71)
Net gain (loss)	21,797

Increase (decrease) in net assets from operations	$20,198

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,599)	$(1,975)
Net realized gain (loss)	18,492	3,075
Realized gain distributions	3,376	492
Net change in unrealized appreciation (depreciation)	(71)	(22,794)

Increase (decrease) in net assets from operations	20,198	(21,202)

Contract owner transactions:
Proceeds from units sold	4,432	6,014
Cost of units redeemed	(93,745)	(13,101)
Account charges	(27)	(131)
Increase (decrease)	(89,340)	(7,218)
Net increase (decrease)	(69,142)	(28,420)
Net assets, beginning	138,033	166,453
Net assets, ending	$68,891	$138,033

Units sold	5,093	5,709
Units redeemed	(89,719)	(12,256)
Net increase (decrease)	(84,626)	(6,547)
Units outstanding, beginning	147,245	153,792
Units outstanding, ending	62,619	147,245

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$309,081
Cost of units redeemed/account charges	(293,434)
Net investment income (loss)	(12,619)
Net realized gain (loss)	47,331
Realized gain distributions	5,709
Net change in unrealized appreciation (depreciation)	12,823
Net assets	$68,891

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	63	$69	1.25%	17.4%	12/31/2019	$1.13	0	$0	1.00%	17.7%	12/31/2019	$1.17	0	$0	0.75%	17.9%
12/31/2018	0.94	147	138	1.25%	-13.4%	12/31/2018	0.96	0	0	1.00%	-13.2%	12/31/2018	0.99	0	0	0.75%	-12.9%
12/31/2017	1.08	154	166	1.25%	10.2%	12/31/2017	1.11	0	0	1.00%	10.4%	12/31/2017	1.14	0	0	0.75%	10.7%
12/31/2016	0.98	140	138	1.25%	3.4%	12/31/2016	1.01	0	0	1.00%	3.6%	12/31/2016	1.03	0	0	0.75%	3.9%
12/31/2015	0.95	126	120	1.25%	-5.6%	12/31/2015	0.97	0	0	1.00%	-5.4%	12/31/2015	0.99	0	0	0.75%	-5.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	0.50%	18.2%	12/31/2019	$1.24	0	$0	0.25%	18.5%	12/31/2019	$1.28	0	$0	0.00%	18.8%
12/31/2018	1.02	0	0	0.50%	-12.7%	12/31/2018	1.05	0	0	0.25%	-12.5%	12/31/2018	1.08	0	0	0.00%	-12.3%
12/31/2017	1.17	0	0	0.50%	11.0%	12/31/2017	1.20	0	0	0.25%	11.3%	12/31/2017	1.23	0	0	0.00%	11.5%
12/31/2016	1.05	0	0	0.50%	4.1%	12/31/2016	1.08	0	0	0.25%	4.4%	12/31/2016	1.10	0	0	0.00%	4.7%
12/31/2015	1.01	0	0	0.50%	-4.9%	12/31/2015	1.03	0	0	0.25%	-4.7%	12/31/2015	1.05	0	0	0.00%	-4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Timothy Plan Conservative Growth Fund A Class - 06-339
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$205,215	$196,866	19,308
Receivables: investments sold	227
Payables: investments purchased	-
Net assets	$205,442

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$205,442	178,968	$1.15
Band 100	-	-	1.18
Band 75	-	-	1.22
Band 50	-	-	1.26
Band 25	-	-	1.30
Band 0	-	-	1.34
Total	$205,442	178,968

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,682)
Net investment income (loss)	(2,682)

Gain (loss) on investments:
Net realized gain (loss)	2,109
Realized gain distributions	7,956
Net change in unrealized appreciation (depreciation)	19,572
Net gain (loss)	29,637

Increase (decrease) in net assets from operations	$26,955

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,682)	$(2,744)
Net realized gain (loss)	2,109	286
Realized gain distributions	7,956	5,184
Net change in unrealized appreciation (depreciation)	19,572	(26,818)

Increase (decrease) in net assets from operations	26,955	(24,092)

Contract owner transactions:
Proceeds from units sold	47,575	39,806
Cost of units redeemed	(85,012)	(6,530)
Account charges	(108)	(72)
Increase (decrease)	(37,545)	33,204
Net increase (decrease)	(10,590)	9,112
Net assets, beginning	216,032	206,920
Net assets, ending	$205,442	$216,032

Units sold	52,969	36,166
Units redeemed	(87,306)	(5,976)
Net increase (decrease)	(34,337)	30,190
Units outstanding, beginning	213,305	183,115
Units outstanding, ending	178,968	213,305

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$516,483
Cost of units redeemed/account charges	(355,711)
Net investment income (loss)	(13,649)
Net realized gain (loss)	22,496
Realized gain distributions	27,474
Net change in unrealized appreciation (depreciation)	8,349
Net assets	$205,442

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	179	$205	1.25%	13.3%	12/31/2019	$1.18	0	$0	1.00%	13.6%	12/31/2019	$1.22	0	$0	0.75%	13.9%
12/31/2018	1.01	213	216	1.25%	-10.4%	12/31/2018	1.04	0	0	1.00%	-10.1%	12/31/2018	1.07	0	0	0.75%	-9.9%
12/31/2017	1.13	183	207	1.25%	6.9%	12/31/2017	1.16	0	0	1.00%	7.2%	12/31/2017	1.19	0	0	0.75%	7.5%
12/31/2016	1.06	180	190	1.25%	3.8%	12/31/2016	1.08	0	0	1.00%	4.1%	12/31/2016	1.11	0	0	0.75%	4.3%
12/31/2015	1.02	157	160	1.25%	-4.8%	12/31/2015	1.04	0	0	1.00%	-4.5%	12/31/2015	1.06	0	0	0.75%	-4.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	0	$0	0.50%	14.2%	12/31/2019	$1.30	0	$0	0.25%	14.5%	12/31/2019	$1.34	0	$0	0.00%	14.8%
12/31/2018	1.10	0	0	0.50%	-9.7%	12/31/2018	1.13	0	0	0.25%	-9.5%	12/31/2018	1.16	0	0	0.00%	-9.2%
12/31/2017	1.22	0	0	0.50%	7.8%	12/31/2017	1.25	0	0	0.25%	8.0%	12/31/2017	1.28	0	0	0.00%	8.3%
12/31/2016	1.13	0	0	0.50%	4.6%	12/31/2016	1.16	0	0	0.25%	4.9%	12/31/2016	1.18	0	0	0.00%	5.1%
12/31/2015	1.08	0	0	0.50%	-4.1%	12/31/2015	1.10	0	0	0.25%	-3.8%	12/31/2015	1.13	0	0	0.00%	-3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Touchstone Growth Opportunities Fund A Class - 06-699
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$239,888	$228,794	7,188
Receivables: investments sold	-
Payables: investments purchased	(1,019)
Net assets	$238,869

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$196,778	80,296	$2.45
Band 100	42,091	16,864	2.50
Band 75	-	-	2.54
Band 50	-	-	2.59
Band 25	-	-	2.64
Band 0	-	-	2.69
Total	$238,869	97,160

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(3,693)
Net investment income (loss)	(3,693)

Gain (loss) on investments:
Net realized gain (loss)	24,287
Realized gain distributions	35,092
Net change in unrealized appreciation (depreciation)	39,181
Net gain (loss)	98,560

Increase (decrease) in net assets from operations	$94,867

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,693)	$(3,356)
Net realized gain (loss)	24,287	2,730
Realized gain distributions	35,092	25,669
Net change in unrealized appreciation (depreciation)	39,181	(38,849)

Increase (decrease) in net assets from operations	94,867	(13,806)

Contract owner transactions:
Proceeds from units sold	69,216	20,485
Cost of units redeemed	(176,084)	(22,956)
Account charges	(1)	(44)
Increase (decrease)	(106,869)	(2,515)
Net increase (decrease)	(12,002)	(16,321)
Net assets, beginning	250,871	267,192
Net assets, ending	$238,869	$250,871

Units sold	33,282	10,408
Units redeemed	(78,505)	(11,613)
Net increase (decrease)	(45,223)	(1,205)
Units outstanding, beginning	142,383	143,588
Units outstanding, ending	97,160	142,383

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$518,510
Cost of units redeemed/account charges	(470,479)
Net investment income (loss)	(20,207)
Net realized gain (loss)	42,409
Realized gain distributions	157,542
Net change in unrealized appreciation (depreciation)	11,094
Net assets	$238,869

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.45	80	$197	1.25%	39.7%	12/31/2019	$2.50	17	$42	1.00%	40.1%	12/31/2019	$2.54	0	$0	0.75%	40.4%
12/31/2018	1.75	102	178	1.25%	-5.4%	12/31/2018	1.78	41	73	1.00%	-5.1%	12/31/2018	1.81	0	0	0.75%	-4.9%
12/31/2017	1.85	99	184	1.25%	26.5%	12/31/2017	1.88	44	84	1.00%	26.8%	12/31/2017	1.90	0	0	0.75%	27.1%
12/31/2016	1.47	100	146	1.25%	-0.6%	12/31/2016	1.48	49	72	1.00%	-0.3%	12/31/2016	1.50	0	0	0.75%	-0.1%
12/31/2015	1.47	106	156	1.25%	-3.5%	12/31/2015	1.49	59	88	1.00%	-3.3%	12/31/2015	1.50	0	0	0.75%	-3.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.59	0	$0	0.50%	40.8%	12/31/2019	$2.64	0	$0	0.25%	41.1%	12/31/2019	$2.69	0	$0	0.00%	41.5%
12/31/2018	1.84	0	0	0.50%	-4.6%	12/31/2018	1.87	0	0	0.25%	-4.4%	12/31/2018	1.90	0	0	0.00%	-4.2%
12/31/2017	1.93	0	0	0.50%	27.4%	12/31/2017	1.95	0	0	0.25%	27.7%	12/31/2017	1.98	0	0	0.00%	28.1%
12/31/2016	1.51	0	0	0.50%	0.2%	12/31/2016	1.53	0	0	0.25%	0.4%	12/31/2016	1.55	0	0	0.00%	0.7%
12/31/2015	1.51	0	0	0.50%	-2.8%	12/31/2015	1.52	0	0	0.25%	-2.5%	12/31/2015	1.54	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Touchstone Flexible Income Fund A Class - 06-703
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$60,529	$59,465	5,565
Receivables: investments sold	-
Payables: investments purchased	(35)
Net assets	$60,494

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$55,239	46,283	$1.19
Band 100	5,255	4,323	1.22
Band 75	-	-	1.24
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.31
Total	$60,494	50,606

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,251
Mortality & expense charges	(805)
Net investment income (loss)	1,446

Gain (loss) on investments:
Net realized gain (loss)	(106)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	3,351
Net gain (loss)	3,245

Increase (decrease) in net assets from operations	$4,691

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,446	$3,246
Net realized gain (loss)	(106)	(2,857)
Realized gain distributions	-	400
Net change in unrealized appreciation (depreciation)	3,351	(7,360)

Increase (decrease) in net assets from operations	4,691	(6,571)

Contract owner transactions:
Proceeds from units sold	4,362	1,103
Cost of units redeemed	(21,619)	(254,186)
Account charges	(6)	(5)
Increase (decrease)	(17,263)	(253,088)
Net increase (decrease)	(12,572)	(259,659)
Net assets, beginning	73,066	332,725
Net assets, ending	$60,494	$73,066

Units sold	3,821	969
Units redeemed	(18,728)	(223,533)
Net increase (decrease)	(14,907)	(222,564)
Units outstanding, beginning	65,513	288,077
Units outstanding, ending	50,606	65,513

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$494,893
Cost of units redeemed/account charges	(467,641)
Net investment income (loss)	37,604
Net realized gain (loss)	(5,826)
Realized gain distributions	400
Net change in unrealized appreciation (depreciation)	1,064
Net assets	$60,494

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	46	$55	1.25%	7.1%	12/31/2019	$1.22	4	$5	1.00%	7.4%	12/31/2019	$1.24	0	$0	0.75%	7.7%
12/31/2018	1.11	61	68	1.25%	-3.1%	12/31/2018	1.13	5	5	1.00%	-2.8%	12/31/2018	1.15	0	0	0.75%	-2.6%
12/31/2017	1.15	178	205	1.25%	5.2%	12/31/2017	1.16	110	128	1.00%	5.4%	12/31/2017	1.18	0	0	0.75%	5.7%
12/31/2016	1.09	191	208	1.25%	2.4%	12/31/2016	1.10	113	124	1.00%	2.6%	12/31/2016	1.12	0	0	0.75%	2.9%
12/31/2015	1.07	222	237	1.25%	1.1%	12/31/2015	1.08	7	7	1.00%	1.3%	12/31/2015	1.09	0	0	0.75%	1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	0	$0	0.50%	7.9%	12/31/2019	$1.28	0	$0	0.25%	8.2%	12/31/2019	$1.31	0	$0	0.00%	8.5%
12/31/2018	1.17	0	0	0.50%	-2.3%	12/31/2018	1.19	0	0	0.25%	-2.1%	12/31/2018	1.21	0	0	0.00%	-1.8%
12/31/2017	1.20	0	0	0.50%	6.0%	12/31/2017	1.21	0	0	0.25%	6.2%	12/31/2017	1.23	0	0	0.00%	6.5%
12/31/2016	1.13	0	0	0.50%	3.1%	12/31/2016	1.14	0	0	0.25%	3.4%	12/31/2016	1.15	0	0	0.00%	3.6%
12/31/2015	1.09	0	0	0.50%	1.8%	12/31/2015	1.10	0	0	0.25%	2.1%	12/31/2015	1.11	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.4%
2018	3.0%
2017	2.5%
2016	2.7%
2015	3.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Touchstone Sustainability and Impact Equity Fund A Class - 06-701
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,552	$34,592	1,541
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$33,548

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,286	10,650	$1.81
Band 100	14,262	7,733	1.84
Band 75	-	-	1.88
Band 50	-	-	1.91
Band 25	-	-	1.95
Band 0	-	-	1.98
Total	$33,548	18,383

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$236
Mortality & expense charges	(398)
Net investment income (loss)	(162)

Gain (loss) on investments:
Net realized gain (loss)	(54)
Realized gain distributions	506
Net change in unrealized appreciation (depreciation)	5,240
Net gain (loss)	5,692

Increase (decrease) in net assets from operations	$5,530

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(162)	$(104)
Net realized gain (loss)	(54)	(51)
Realized gain distributions	506	2,443
Net change in unrealized appreciation (depreciation)	5,240	(5,726)

Increase (decrease) in net assets from operations	5,530	(3,438)

Contract owner transactions:
Proceeds from units sold	-	354
Cost of units redeemed	(46)	(1,098)
Account charges	(13)	(14)
Increase (decrease)	(59)	(758)
Net increase (decrease)	5,471	(4,196)
Net assets, beginning	28,077	32,273
Net assets, ending	$33,548	$28,077

Units sold	1	210
Units redeemed	(57)	(665)
Net increase (decrease)	(56)	(455)
Units outstanding, beginning	18,439	18,894
Units outstanding, ending	18,383	18,439

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$139,906
Cost of units redeemed/account charges	(119,851)
Net investment income (loss)	(1,524)
Net realized gain (loss)	(22,573)
Realized gain distributions	38,630
Net change in unrealized appreciation (depreciation)	(1,040)
Net assets	$33,548

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.81	11	$19	1.25%	19.7%	12/31/2019	$1.84	8	$14	1.00%	20.0%	12/31/2019	$1.88	0	$0	0.75%	20.3%
12/31/2018	1.51	11	16	1.25%	-11.0%	12/31/2018	1.54	8	12	1.00%	-10.7%	12/31/2018	1.56	0	0	0.75%	-10.5%
12/31/2017	1.70	11	19	1.25%	24.2%	12/31/2017	1.72	8	14	1.00%	24.5%	12/31/2017	1.74	0	0	0.75%	24.8%
12/31/2016	1.37	13	18	1.25%	3.3%	12/31/2016	1.38	3	5	1.00%	3.6%	12/31/2016	1.40	0	0	0.75%	3.8%
12/31/2015	1.32	33	44	1.25%	-1.4%	12/31/2015	1.34	2	3	1.00%	-1.1%	12/31/2015	1.35	0	0	0.75%	-0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.91	0	$0	0.50%	20.6%	12/31/2019	$1.95	0	$0	0.25%	20.9%	12/31/2019	$1.98	0	$0	0.00%	21.2%
12/31/2018	1.59	0	0	0.50%	-10.3%	12/31/2018	1.61	0	0	0.25%	-10.1%	12/31/2018	1.64	0	0	0.00%	-9.8%
12/31/2017	1.77	0	0	0.50%	25.1%	12/31/2017	1.79	0	0	0.25%	25.4%	12/31/2017	1.82	0	0	0.00%	25.7%
12/31/2016	1.41	0	0	0.50%	4.1%	12/31/2016	1.43	0	0	0.25%	4.3%	12/31/2016	1.44	0	0	0.00%	4.6%
12/31/2015	1.36	0	0	0.50%	-0.6%	12/31/2015	1.37	0	0	0.25%	-0.4%	12/31/2015	1.38	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.8%
2018	0.9%
2017	0.8%
2016	0.4%
2015	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Touchstone Value Fund A Class - 06-702
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,898	$34,990	3,589
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$34,893

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,897	17,016	$1.99
Band 100	996	491	2.03
Band 75	-	-	2.07
Band 50	-	-	2.10
Band 25	-	-	2.14
Band 0	-	-	2.18
Total	$34,893	17,507

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$448
Mortality & expense charges	(391)
Net investment income (loss)	57

Gain (loss) on investments:
Net realized gain (loss)	(23)
Realized gain distributions	1,672
Net change in unrealized appreciation (depreciation)	4,944
Net gain (loss)	6,593

Increase (decrease) in net assets from operations	$6,650

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$57	$(348)
Net realized gain (loss)	(23)	59,449
Realized gain distributions	1,672	3,181
Net change in unrealized appreciation (depreciation)	4,944	(52,686)

Increase (decrease) in net assets from operations	6,650	9,596

Contract owner transactions:
Proceeds from units sold	896	62,382
Cost of units redeemed	-	(900,802)
Account charges	(17)	(263)
Increase (decrease)	879	(838,683)
Net increase (decrease)	7,529	(829,087)
Net assets, beginning	27,364	856,451
Net assets, ending	$34,893	$27,364

Units sold	499	38,421
Units redeemed	(9)	(517,303)
Net increase (decrease)	490	(478,882)
Units outstanding, beginning	17,017	495,899
Units outstanding, ending	17,507	17,017

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,980,047
Cost of units redeemed/account charges	(2,320,969)
Net investment income (loss)	20,666
Net realized gain (loss)	181,731
Realized gain distributions	173,510
Net change in unrealized appreciation (depreciation)	(92)
Net assets	$34,893

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.99	17	$34	1.25%	23.9%	12/31/2019	$2.03	0	$1	1.00%	24.3%	12/31/2019	$2.07	0	$0	0.75%	24.6%
12/31/2018	1.61	17	27	1.25%	-6.9%	12/31/2018	1.63	0	1	1.00%	-6.7%	12/31/2018	1.66	0	0	0.75%	-6.5%
12/31/2017	1.73	496	856	1.25%	12.5%	12/31/2017	1.75	0	0	1.00%	12.8%	12/31/2017	1.77	0	0	0.75%	13.1%
12/31/2016	1.53	563	865	1.25%	11.7%	12/31/2016	1.55	0	0	1.00%	12.0%	12/31/2016	1.57	0	0	0.75%	12.2%
12/31/2015	1.37	758	1,042	1.25%	-3.5%	12/31/2015	1.39	2	3	1.00%	-3.3%	12/31/2015	1.40	0	0	0.75%	-3.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.10	0	$0	0.50%	24.9%	12/31/2019	$2.14	0	$0	0.25%	25.2%	12/31/2019	$2.18	0	$0	0.00%	25.5%
12/31/2018	1.69	0	0	0.50%	-6.2%	12/31/2018	1.71	0	0	0.25%	-6.0%	12/31/2018	1.74	0	0	0.00%	-5.8%
12/31/2017	1.80	0	0	0.50%	13.4%	12/31/2017	1.82	0	0	0.25%	13.7%	12/31/2017	1.85	0	0	0.00%	13.9%
12/31/2016	1.59	0	0	0.50%	12.5%	12/31/2016	1.60	0	0	0.25%	12.8%	12/31/2016	1.62	0	0	0.00%	13.1%
12/31/2015	1.41	0	0	0.50%	-2.8%	12/31/2015	1.42	0	0	0.25%	-2.5%	12/31/2015	1.43	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	1.2%
2017	1.6%
2016	1.8%
2015	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Touchstone Focused Fund Y Class - 06-624
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$159,168	$141,064	3,491
Receivables: investments sold	100
Payables: investments purchased	-
Net assets	$159,268

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$159,268	70,146	$2.27
Band 100	-	-	2.31
Band 75	-	-	2.36
Band 50	-	-	2.41
Band 25	-	-	2.45
Band 0	-	-	2.50
Total	$159,268	70,146

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$943
Mortality & expense charges	(1,788)
Net investment income (loss)	(845)

Gain (loss) on investments:
Net realized gain (loss)	813
Realized gain distributions	8,861
Net change in unrealized appreciation (depreciation)	23,632
Net gain (loss)	33,306

Increase (decrease) in net assets from operations	$32,461

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(845)	$(875)
Net realized gain (loss)	813	881
Realized gain distributions	8,861	5,850
Net change in unrealized appreciation (depreciation)	23,632	(18,583)

Increase (decrease) in net assets from operations	32,461	(12,727)

Contract owner transactions:
Proceeds from units sold	10,836	17,175
Cost of units redeemed	(16,868)	(4,712)
Account charges	-	(2)
Increase (decrease)	(6,032)	12,461
Net increase (decrease)	26,429	(266)
Net assets, beginning	132,839	133,105
Net assets, ending	$159,268	$132,839

Units sold	5,278	8,522
Units redeemed	(8,712)	(2,310)
Net increase (decrease)	(3,434)	6,212
Units outstanding, beginning	73,580	67,368
Units outstanding, ending	70,146	73,580

* Date of Fund Inception into Variable Account: 4 /12 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,243,846
Cost of units redeemed/account charges	(1,115,945)
Net investment income (loss)	3,030
Net realized gain (loss)	(13,246)
Realized gain distributions	23,479
Net change in unrealized appreciation (depreciation)	18,104
Net assets	$159,268

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.27	70	$159	1.25%	25.8%	12/31/2019	$2.31	0	$0	1.00%	26.1%	12/31/2019	$2.36	0	$0	0.75%	26.4%
12/31/2018	1.81	74	133	1.25%	-8.6%	12/31/2018	1.84	0	0	1.00%	-8.4%	12/31/2018	1.87	0	0	0.75%	-8.2%
12/31/2017	1.98	67	133	1.25%	12.8%	12/31/2017	2.00	0	0	1.00%	13.1%	12/31/2017	2.03	0	0	0.75%	13.4%
12/31/2016	1.75	68	120	1.25%	10.5%	12/31/2016	1.77	0	0	1.00%	10.8%	12/31/2016	1.79	0	0	0.75%	11.1%
12/31/2015	1.59	398	631	1.25%	2.0%	12/31/2015	1.60	0	0	1.00%	2.3%	12/31/2015	1.61	0	0	0.75%	2.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.41	0	$0	0.50%	26.7%	12/31/2019	$2.45	0	$0	0.25%	27.0%	12/31/2019	$2.50	0	$0	0.00%	27.3%
12/31/2018	1.90	0	0	0.50%	-7.9%	12/31/2018	1.93	0	0	0.25%	-7.7%	12/31/2018	1.96	0	0	0.00%	-7.5%
12/31/2017	2.06	0	0	0.50%	13.6%	12/31/2017	2.09	0	0	0.25%	13.9%	12/31/2017	2.12	0	0	0.00%	14.2%
12/31/2016	1.81	0	0	0.50%	11.3%	12/31/2016	1.84	0	0	0.25%	11.6%	12/31/2016	1.86	0	0	0.00%	11.9%
12/31/2015	1.63	0	0	0.50%	2.8%	12/31/2015	1.65	0	0	0.25%	3.0%	12/31/2015	1.66	0	0	0.00%	3.3%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.6%
2018	0.7%
2017	0.9%
2016	0.2%
2015	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Touchstone Focused Fund Institutional Class - 06-GPG (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	1.25%	25.9%	12/31/2019	$1.16	0	$0	1.00%	26.2%	12/31/2019	$1.17	0	$0	0.75%	26.5%
12/31/2018	0.92	0	0	1.25%	-8.6%	12/31/2018	0.92	0	0	1.00%	-8.3%	12/31/2018	0.92	0	0	0.75%	-8.1%
12/31/2017	1.00	0	0	1.25%	0.4%	12/31/2017	1.00	0	0	1.00%	0.4%	12/31/2017	1.00	0	0	0.75%	0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	26.8%	12/31/2019	$1.18	0	$0	0.25%	27.2%	12/31/2019	$1.19	0	$0	0.00%	27.5%
12/31/2018	0.93	0	0	0.50%	-7.9%	12/31/2018	0.93	0	0	0.25%	-7.6%	12/31/2018	0.93	0	0	0.00%	-7.4%
12/31/2017	1.00	0	0	0.50%	0.4%	12/31/2017	1.00	0	0	0.25%	0.4%	12/31/2017	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Touchstone Mid Cap Growth Fund A Class - 06-GPH (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.35	0	$0	1.25%	40.4%	12/31/2019	$1.36	0	$0	1.00%	40.7%	12/31/2019	$1.37	0	$0	0.75%	41.1%
12/31/2018	0.97	0	0	1.25%	-5.0%	12/31/2018	0.97	0	0	1.00%	-4.8%	12/31/2018	0.97	0	0	0.75%	-4.5%
12/31/2017	1.02	0	0	1.25%	1.6%	12/31/2017	1.02	0	0	1.00%	1.6%	12/31/2017	1.02	0	0	0.75%	1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.38	0	$0	0.50%	41.4%	12/31/2019	$1.38	0	$0	0.25%	41.8%	12/31/2019	$1.39	0	$0	0.00%	42.1%
12/31/2018	0.97	0	0	0.50%	-4.3%	12/31/2018	0.98	0	0	0.25%	-4.0%	12/31/2018	0.98	0	0	0.00%	-3.8%
12/31/2017	1.02	0	0	0.50%	1.6%	12/31/2017	1.02	0	0	0.25%	1.6%	12/31/2017	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Touchstone Mid Cap Growth Fund Institutional Class - 06-GPJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,453	$1,325	42
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$1,452

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,452	1,066	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$1,452	1,066

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3
Mortality & expense charges	(10)
Net investment income (loss)	(7)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	89
Net change in unrealized appreciation (depreciation)	187
Net gain (loss)	276

Increase (decrease) in net assets from operations	$269

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7)	$-
Net realized gain (loss)	-	-
Realized gain distributions	89	26
Net change in unrealized appreciation (depreciation)	187	(59)

Increase (decrease) in net assets from operations	269	(33)

Contract owner transactions:
Proceeds from units sold	840	381
Cost of units redeemed	-	-
Account charges	(5)	-
Increase (decrease)	835	381
Net increase (decrease)	1,104	348
Net assets, beginning	348	-
Net assets, ending	$1,452	$348

Units sold	711	359
Units redeemed	(4)	-
Net increase (decrease)	707	359
Units outstanding, beginning	359	-
Units outstanding, ending	1,066	359

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,221
Cost of units redeemed/account charges	(5)
Net investment income (loss)	(7)
Net realized gain (loss)	-
Realized gain distributions	115
Net change in unrealized appreciation (depreciation)	128
Net assets	$1,452

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	1	$1	1.25%	40.7%	12/31/2019	$1.37	0	$0	1.00%	41.1%	12/31/2019	$1.38	0	$0	0.75%	41.4%
12/31/2018	0.97	0	0	1.25%	-4.7%	12/31/2018	0.97	0	0	1.00%	-4.5%	12/31/2018	0.97	0	0	0.75%	-4.2%
12/31/2017	1.02	0	0	1.25%	1.6%	12/31/2017	1.02	0	0	1.00%	1.6%	12/31/2017	1.02	0	0	0.75%	1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.38	0	$0	0.50%	41.8%	12/31/2019	$1.39	0	$0	0.25%	42.2%	12/31/2019	$1.40	0	$0	0.00%	42.5%
12/31/2018	0.98	0	0	0.50%	-4.0%	12/31/2018	0.98	0	0	0.25%	-3.7%	12/31/2018	0.98	0	0	0.00%	-3.5%
12/31/2017	1.02	0	0	0.50%	1.6%	12/31/2017	1.02	0	0	0.25%	1.6%	12/31/2017	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.3%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Touchstone Large Cap Focused Fund Institutional Class - 06-3GK (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	1.25%	28.9%	12/31/2019	$1.16	0	$0	1.00%	29.3%	12/31/2019	$1.16	0	$0	0.75%	29.6%
12/31/2018	0.89	0	0	1.25%	-10.5%	12/31/2018	0.90	0	0	1.00%	-10.4%	12/31/2018	0.90	0	0	0.75%	-10.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	29.9%	12/31/2019	$1.17	0	$0	0.25%	30.2%	12/31/2019	$1.17	0	$0	0.00%	30.6%
12/31/2018	0.90	0	0	0.50%	-10.2%	12/31/2018	0.90	0	0	0.25%	-10.1%	12/31/2018	0.90	0	0	0.00%	-10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Touchstone Focused Fund A Class - 06-619
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$761,499	$655,635	16,855
Receivables: investments sold	188
Payables: investments purchased	-
Net assets	$761,687

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$425,822	191,565	$2.22
Band 100	335,865	148,209	2.27
Band 75	-	-	2.31
Band 50	-	-	2.36
Band 25	-	-	2.40
Band 0	-	-	2.45
Total	$761,687	339,774

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,650
Mortality & expense charges	(7,668)
Net investment income (loss)	(6,018)

Gain (loss) on investments:
Net realized gain (loss)	6,123
Realized gain distributions	42,812
Net change in unrealized appreciation (depreciation)	110,334
Net gain (loss)	159,269

Increase (decrease) in net assets from operations	$153,251

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,018)	$(8,873)
Net realized gain (loss)	6,123	53,692
Realized gain distributions	42,812	27,903
Net change in unrealized appreciation (depreciation)	110,334	(124,123)

Increase (decrease) in net assets from operations	153,251	(51,401)

Contract owner transactions:
Proceeds from units sold	56,783	138,757
Cost of units redeemed	(61,065)	(258,963)
Account charges	(97)	(124)
Increase (decrease)	(4,379)	(120,330)
Net increase (decrease)	148,872	(171,731)
Net assets, beginning	612,815	784,546
Net assets, ending	$761,687	$612,815

Units sold	29,617	69,692
Units redeemed	(32,918)	(126,125)
Net increase (decrease)	(3,301)	(56,433)
Units outstanding, beginning	343,075	399,508
Units outstanding, ending	339,774	343,075

* Date of Fund Inception into Variable Account: 4 /12 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,917,675
Cost of units redeemed/account charges	(1,663,332)
Net investment income (loss)	(47,702)
Net realized gain (loss)	298,855
Realized gain distributions	150,327
Net change in unrealized appreciation (depreciation)	105,864
Net assets	$761,687

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.22	192	$426	1.25%	25.4%	12/31/2019	$2.27	148	$336	1.00%	25.8%	12/31/2019	$2.31	0	$0	0.75%	26.1%
12/31/2018	1.77	179	318	1.25%	-8.9%	12/31/2018	1.80	164	295	1.00%	-8.7%	12/31/2018	1.83	0	0	0.75%	-8.5%
12/31/2017	1.95	142	277	1.25%	12.5%	12/31/2017	1.97	257	508	1.00%	12.8%	12/31/2017	2.00	0	0	0.75%	13.1%
12/31/2016	1.73	281	486	1.25%	10.2%	12/31/2016	1.75	287	502	1.00%	10.5%	12/31/2016	1.77	0	0	0.75%	10.8%
12/31/2015	1.57	327	513	1.25%	1.7%	12/31/2015	1.58	358	567	1.00%	2.0%	12/31/2015	1.60	0	0	0.75%	2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.36	0	$0	0.50%	26.4%	12/31/2019	$2.40	0	$0	0.25%	26.7%	12/31/2019	$2.45	0	$0	0.00%	27.0%
12/31/2018	1.86	0	0	0.50%	-8.2%	12/31/2018	1.90	0	0	0.25%	-8.0%	12/31/2018	1.93	0	0	0.00%	-7.8%
12/31/2017	2.03	0	0	0.50%	13.3%	12/31/2017	2.06	0	0	0.25%	13.6%	12/31/2017	2.09	0	0	0.00%	13.9%
12/31/2016	1.79	0	0	0.50%	11.0%	12/31/2016	1.81	0	0	0.25%	11.3%	12/31/2016	1.83	0	0	0.00%	11.6%
12/31/2015	1.61	0	0	0.50%	2.5%	12/31/2015	1.63	0	0	0.25%	2.8%	12/31/2015	1.64	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.2%
2018	0.0%
2017	0.0%
2016	0.3%
2015	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard VIF Small Company Growth Portfolio - 06-119
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$47,348,922	$44,245,113	2,052,548
Receivables: investments sold	23,895
Payables: investments purchased	-
Net assets	$47,372,817

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,874,051	14,355,208	$3.13
Band 100	-	-	3.20
Band 75	-	-	3.28
Band 50	-	-	3.36
Band 25	-	-	3.44
Band 0	2,498,766	709,001	3.52
Total	$47,372,817	15,064,209

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$270,623
Mortality & expense charges	(630,345)
Net investment income (loss)	(359,722)

Gain (loss) on investments:
Net realized gain (loss)	196,002
Realized gain distributions	5,880,930
Net change in unrealized appreciation (depreciation)	6,152,423
Net gain (loss)	12,229,355

Increase (decrease) in net assets from operations	$11,869,633

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(359,722)	$(460,118)
Net realized gain (loss)	196,002	951,139
Realized gain distributions	5,880,930	5,890,236
Net change in unrealized appreciation (depreciation)	6,152,423	(10,537,198)

Increase (decrease) in net assets from operations	11,869,633	(4,155,941)

Contract owner transactions:
Proceeds from units sold	8,729,393	11,967,866
Cost of units redeemed	(20,167,533)	(12,219,621)
Account charges	(11,250)	(11,064)
Increase (decrease)	(11,449,390)	(262,819)
Net increase (decrease)	420,243	(4,418,760)
Net assets, beginning	46,952,574	51,371,334
Net assets, ending	$47,372,817	$46,952,574

Units sold	3,021,079	4,200,678
Units redeemed	(6,893,178)	(4,262,771)
Net increase (decrease)	(3,872,099)	(62,093)
Units outstanding, beginning	18,936,308	18,998,401
Units outstanding, ending	15,064,209	18,936,308

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$112,999,167
Cost of units redeemed/account charges	(101,119,815)
Net investment income (loss)	(2,966,542)
Net realized gain (loss)	3,390,525
Realized gain distributions	31,965,673
Net change in unrealized appreciation (depreciation)	3,103,809
Net assets	$47,372,817

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.13	14,355	$44,874	1.25%	26.5%	12/31/2019	$3.20	0	$0	1.00%	26.8%	12/31/2019	$3.28	0	$0	0.75%	27.2%
12/31/2018	2.47	18,348	45,333	1.25%	-8.4%	12/31/2018	2.52	0	0	1.00%	-8.2%	12/31/2018	2.58	0	0	0.75%	-8.0%
12/31/2017	2.70	18,575	50,114	1.25%	21.9%	12/31/2017	2.75	0	0	1.00%	22.2%	12/31/2017	2.80	0	0	0.75%	22.5%
12/31/2016	2.21	21,269	47,061	1.25%	13.5%	12/31/2016	2.25	0	0	1.00%	13.8%	12/31/2016	2.29	0	0	0.75%	14.1%
12/31/2015	1.95	21,300	41,519	1.25%	-4.0%	12/31/2015	1.98	0	0	1.00%	-3.7%	12/31/2015	2.00	0	0	0.75%	-3.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$3.36	0	$0	0.50%	27.5%	12/31/2019	$3.44	0	$0	0.25%	27.8%	12/31/2019	$3.52	709	$2,499	0.00%	28.1%
12/31/2018	2.64	0	0	0.50%	-7.7%	12/31/2018	2.69	0	0	0.25%	-7.5%	12/31/2018	2.75	589	1,620	0.00%	-7.3%
12/31/2017	2.86	0	0	0.50%	22.9%	12/31/2017	2.91	0	0	0.25%	23.2%	12/31/2017	2.97	424	1,257	0.00%	23.5%
12/31/2016	2.32	0	0	0.50%	14.4%	12/31/2016	2.36	0	0	0.25%	14.7%	12/31/2016	2.40	281	674	0.00%	14.9%
12/31/2015	2.03	0	0	0.50%	-3.2%	12/31/2015	2.06	0	0	0.25%	-3.0%	12/31/2015	2.09	16	33	0.00%	-2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.6%
2018	0.4%
2017	0.5%
2016	0.3%
2015	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard 500 Index Fund Admiral Class - 06-FHY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$80,170,406	$67,769,403	268,773
Receivables: investments sold	-
Payables: investments purchased	(38,218)
Net assets	$80,132,188

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$68,966,691	46,937,094	$1.47
Band 100	-	-	1.48
Band 75	-	-	1.49
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	11,165,497	7,313,609	1.53
Total	$80,132,188	54,250,703

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,455,389
Mortality & expense charges	(747,483)
Net investment income (loss)	707,906

Gain (loss) on investments:
Net realized gain (loss)	1,379,805
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	16,008,714
Net gain (loss)	17,388,519

Increase (decrease) in net assets from operations	$18,096,425

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$707,906	$443,792
Net realized gain (loss)	1,379,805	392,691
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	16,008,714	(5,677,636)

Increase (decrease) in net assets from operations	18,096,425	(4,841,153)

Contract owner transactions:
Proceeds from units sold	27,080,697	50,126,727
Cost of units redeemed	(23,247,893)	(12,313,131)
Account charges	(83,055)	(60,709)
Increase (decrease)	3,749,749	37,752,887
Net increase (decrease)	21,846,174	32,911,734
Net assets, beginning	58,286,014	25,374,280
Net assets, ending	$80,132,188	$58,286,014

Units sold	21,600,147	41,127,639
Units redeemed	(18,641,006)	(10,886,076)
Net increase (decrease)	2,959,141	30,241,563
Units outstanding, beginning	51,291,562	21,049,999
Units outstanding, ending	54,250,703	51,291,562

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$115,735,224
Cost of units redeemed/account charges	(51,705,959)
Net investment income (loss)	1,370,465
Net realized gain (loss)	2,331,455
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	12,401,003
Net assets	$80,132,188

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.47	46,937	$68,967	1.25%	29.8%	12/31/2019	$1.48	0	$0	1.00%	30.1%	12/31/2019	$1.49	0	$0	0.75%	30.5%
12/31/2018	1.13	43,376	49,093	1.25%	-5.6%	12/31/2018	1.14	0	0	1.00%	-5.4%	12/31/2018	1.14	0	0	0.75%	-5.1%
12/31/2017	1.20	12,860	15,422	1.25%	20.3%	12/31/2017	1.20	0	0	1.00%	20.6%	12/31/2017	1.21	0	0	0.75%	20.9%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.50	0	$0	0.50%	30.8%	12/31/2019	$1.52	0	$0	0.25%	31.1%	12/31/2019	$1.53	7,314	$11,165	0.00%	31.5%
12/31/2018	1.15	0	0	0.50%	-4.9%	12/31/2018	1.16	0	0	0.25%	-4.7%	12/31/2018	1.16	7,915	9,193	0.00%	-4.4%
12/31/2017	1.21	0	0	0.50%	21.2%	12/31/2017	1.21	0	0	0.25%	21.5%	12/31/2017	1.22	8,190	9,953	0.00%	21.8%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.1%
2018	1.9%
2017	2.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Balanced Index Fund Admiral Class - 06-FJC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,372,605	$8,684,973	238,999
Receivables: investments sold	3,352
Payables: investments purchased	-
Net assets	$9,375,957

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,375,957	7,251,842	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$9,375,957	7,251,842

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$135,210
Mortality & expense charges	(70,976)
Net investment income (loss)	64,234

Gain (loss) on investments:
Net realized gain (loss)	37,306
Realized gain distributions	15,543
Net change in unrealized appreciation (depreciation)	952,653
Net gain (loss)	1,005,502

Increase (decrease) in net assets from operations	$1,069,736

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$64,234	$35,982
Net realized gain (loss)	37,306	46,042
Realized gain distributions	15,543	-
Net change in unrealized appreciation (depreciation)	952,653	(313,979)

Increase (decrease) in net assets from operations	1,069,736	(231,955)

Contract owner transactions:
Proceeds from units sold	4,819,035	7,205,584
Cost of units redeemed	(1,325,745)	(2,946,611)
Account charges	(8,511)	(4,492)
Increase (decrease)	3,484,779	4,254,481
Net increase (decrease)	4,554,515	4,022,526
Net assets, beginning	4,821,442	798,916
Net assets, ending	$9,375,957	$4,821,442

Units sold	3,877,294	6,407,027
Units redeemed	(1,110,702)	(2,634,737)
Net increase (decrease)	2,766,592	3,772,290
Units outstanding, beginning	4,485,250	712,960
Units outstanding, ending	7,251,842	4,485,250

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$13,444,204
Cost of units redeemed/account charges	(4,960,668)
Net investment income (loss)	105,618
Net realized gain (loss)	83,628
Realized gain distributions	15,543
Net change in unrealized appreciation (depreciation)	687,632
Net assets	$9,375,957

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	7,252	$9,376	1.25%	20.3%	12/31/2019	$1.30	0	$0	1.00%	20.6%	12/31/2019	$1.31	0	$0	0.75%	20.9%
12/31/2018	1.07	4,485	4,821	1.25%	-4.1%	12/31/2018	1.08	0	0	1.00%	-3.8%	12/31/2018	1.09	0	0	0.75%	-3.6%
12/31/2017	1.12	713	799	1.25%	12.5%	12/31/2017	1.12	0	0	1.00%	12.8%	12/31/2017	1.13	0	0	0.75%	13.0%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.32	0	$0	0.50%	21.2%	12/31/2019	$1.33	0	$0	0.25%	21.5%	12/31/2019	$1.34	0	$0	0.00%	21.8%
12/31/2018	1.09	0	0	0.50%	-3.3%	12/31/2018	1.10	0	0	0.25%	-3.1%	12/31/2018	1.10	0	0	0.00%	-2.9%
12/31/2017	1.13	0	0	0.50%	13.3%	12/31/2017	1.13	0	0	0.25%	13.6%	12/31/2017	1.14	0	0	0.00%	13.9%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.9%
2018	2.3%
2017	2.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Developed Markets Index Fund Admiral Class - 06-FJF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,162,325	$5,845,444	442,172
Receivables: investments sold	89,988
Payables: investments purchased	-
Net assets	$6,252,313

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,252,313	4,940,474	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$6,252,313	4,940,474

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$182,884
Mortality & expense charges	(70,522)
Net investment income (loss)	112,362

Gain (loss) on investments:
Net realized gain (loss)	(34,726)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	960,638
Net gain (loss)	925,912

Increase (decrease) in net assets from operations	$1,038,274

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$112,362	$72,741
Net realized gain (loss)	(34,726)	10,801
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	960,638	(847,329)

Increase (decrease) in net assets from operations	1,038,274	(763,787)

Contract owner transactions:
Proceeds from units sold	1,740,743	3,525,607
Cost of units redeemed	(1,338,391)	(1,251,668)
Account charges	(2,144)	(1,195)
Increase (decrease)	400,208	2,272,744
Net increase (decrease)	1,438,482	1,508,957
Net assets, beginning	4,813,831	3,304,874
Net assets, ending	$6,252,313	$4,813,831

Units sold	1,530,572	2,974,900
Units redeemed	(1,174,974)	(1,049,037)
Net increase (decrease)	355,598	1,925,863
Units outstanding, beginning	4,584,876	2,659,013
Units outstanding, ending	4,940,474	4,584,876

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$8,543,342
Cost of units redeemed/account charges	(2,801,782)
Net investment income (loss)	212,108
Net realized gain (loss)	(18,236)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	316,881
Net assets	$6,252,313

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	4,940	$6,252	1.25%	20.5%	12/31/2019	$1.28	0	$0	1.00%	20.8%	12/31/2019	$1.29	0	$0	0.75%	21.1%
12/31/2018	1.05	4,585	4,814	1.25%	-15.5%	12/31/2018	1.06	0	0	1.00%	-15.3%	12/31/2018	1.06	0	0	0.75%	-15.1%
12/31/2017	1.24	2,659	3,305	1.25%	24.8%	12/31/2017	1.25	0	0	1.00%	25.1%	12/31/2017	1.25	0	0	0.75%	25.5%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	0	$0	0.50%	21.4%	12/31/2019	$1.30	0	$0	0.25%	21.7%	12/31/2019	$1.31	0	$0	0.00%	22.1%
12/31/2018	1.07	0	0	0.50%	-14.9%	12/31/2018	1.07	0	0	0.25%	-14.7%	12/31/2018	1.08	0	0	0.00%	-14.5%
12/31/2017	1.25	0	0	0.50%	25.8%	12/31/2017	1.26	0	0	0.25%	26.1%	12/31/2017	1.26	0	0	0.00%	26.4%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.3%
2018	3.0%
2017	2.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Emerging Markets Stock Index Fund Admiral Class - 06-FJG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,902,368	$1,825,459	52,016
Receivables: investments sold	19,630
Payables: investments purchased	-
Net assets	$1,921,998

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,921,998	1,509,061	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$1,921,998	1,509,061

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$55,669
Mortality & expense charges	(19,705)
Net investment income (loss)	35,964

Gain (loss) on investments:
Net realized gain (loss)	(7,214)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	246,253
Net gain (loss)	239,039

Increase (decrease) in net assets from operations	$275,003

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$35,964	$19,409
Net realized gain (loss)	(7,214)	(17,778)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	246,253	(221,372)

Increase (decrease) in net assets from operations	275,003	(219,741)

Contract owner transactions:
Proceeds from units sold	598,345	1,327,547
Cost of units redeemed	(293,625)	(616,700)
Account charges	(2,167)	(1,484)
Increase (decrease)	302,553	709,363
Net increase (decrease)	577,556	489,622
Net assets, beginning	1,344,442	854,820
Net assets, ending	$1,921,998	$1,344,442

Units sold	504,443	1,115,194
Units redeemed	(249,540)	(533,704)
Net increase (decrease)	254,903	581,490
Units outstanding, beginning	1,254,158	672,668
Units outstanding, ending	1,509,061	1,254,158

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,299,030
Cost of units redeemed/account charges	(1,518,646)
Net investment income (loss)	65,865
Net realized gain (loss)	(1,160)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	76,909
Net assets	$1,921,998

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	1,509	$1,922	1.25%	18.8%	12/31/2019	$1.28	0	$0	1.00%	19.1%	12/31/2019	$1.29	0	$0	0.75%	19.4%
12/31/2018	1.07	1,254	1,344	1.25%	-15.6%	12/31/2018	1.08	0	0	1.00%	-15.4%	12/31/2018	1.08	0	0	0.75%	-15.2%
12/31/2017	1.27	673	855	1.25%	29.8%	12/31/2017	1.27	0	0	1.00%	30.1%	12/31/2017	1.28	0	0	0.75%	30.4%
12/31/2016	0.98	0	0	1.25%	-2.1%	12/31/2016	0.98	0	0	1.00%	-2.0%	12/31/2016	0.98	0	0	0.75%	-2.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.30	0	$0	0.50%	19.7%	12/31/2019	$1.31	0	$0	0.25%	20.0%	12/31/2019	$1.32	0	$0	0.00%	20.3%
12/31/2018	1.09	0	0	0.50%	-15.0%	12/31/2018	1.09	0	0	0.25%	-14.8%	12/31/2018	1.10	0	0	0.00%	-14.6%
12/31/2017	1.28	0	0	0.50%	30.7%	12/31/2017	1.28	0	0	0.25%	31.1%	12/31/2017	1.29	0	0	0.00%	31.4%
12/31/2016	0.98	0	0	0.50%	-2.0%	12/31/2016	0.98	0	0	0.25%	-2.0%	12/31/2016	0.98	0	0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.4%
2018	3.0%
2017	3.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Energy Fund Admiral Class - 06-FJH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$293,422	$288,495	3,311
Receivables: investments sold	1,087
Payables: investments purchased	-
Net assets	$294,509

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$294,509	318,870	$0.92
Band 100	-	-	0.93
Band 75	-	-	0.94
Band 50	-	-	0.95
Band 25	-	-	0.95
Band 0	-	-	0.96
Total	$294,509	318,870

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$9,626
Mortality & expense charges	(2,800)
Net investment income (loss)	6,826

Gain (loss) on investments:
Net realized gain (loss)	(19,545)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	52,215
Net gain (loss)	32,670

Increase (decrease) in net assets from operations	$39,496

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,826	$2,700
Net realized gain (loss)	(19,545)	17,095
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	52,215	(53,670)

Increase (decrease) in net assets from operations	39,496	(33,875)

Contract owner transactions:
Proceeds from units sold	274,899	215,563
Cost of units redeemed	(254,391)	(334,026)
Account charges	(22)	(15)
Increase (decrease)	20,486	(118,478)
Net increase (decrease)	59,982	(152,353)
Net assets, beginning	234,527	386,880
Net assets, ending	$294,509	$234,527

Units sold	310,784	223,839
Units redeemed	(276,008)	(323,492)
Net increase (decrease)	34,776	(99,653)
Units outstanding, beginning	284,094	383,747
Units outstanding, ending	318,870	284,094

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$988,160
Cost of units redeemed/account charges	(713,286)
Net investment income (loss)	14,151
Net realized gain (loss)	557
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,927
Net assets	$294,509

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.92	319	$295	1.25%	11.9%	12/31/2019	$0.93	0	$0	1.00%	12.2%	12/31/2019	$0.94	0	$0	0.75%	12.4%
12/31/2018	0.83	284	235	1.25%	-18.1%	12/31/2018	0.83	0	0	1.00%	-17.9%	12/31/2018	0.83	0	0	0.75%	-17.7%
12/31/2017	1.01	384	387	1.25%	2.0%	12/31/2017	1.01	0	0	1.00%	2.2%	12/31/2017	1.01	0	0	0.75%	2.5%
12/31/2016	0.99	0	0	1.25%	-1.1%	12/31/2016	0.99	0	0	1.00%	-1.1%	12/31/2016	0.99	0	0	0.75%	-1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.95	0	$0	0.50%	12.7%	12/31/2019	$0.95	0	$0	0.25%	13.0%	12/31/2019	$0.96	0	$0	0.00%	13.3%
12/31/2018	0.84	0	0	0.50%	-17.5%	12/31/2018	0.84	0	0	0.25%	-17.3%	12/31/2018	0.85	0	0	0.00%	-17.1%
12/31/2017	1.02	0	0	0.50%	2.7%	12/31/2017	1.02	0	0	0.25%	3.0%	12/31/2017	1.02	0	0	0.00%	3.3%
12/31/2016	0.99	0	0	0.50%	-1.1%	12/31/2016	0.99	0	0	0.25%	-1.1%	12/31/2016	0.99	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.6%
2018	1.9%
2017	2.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Equity Income Fund Admiral Class - 06-FJJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,235,831	$9,750,184	128,858
Receivables: investments sold	16,122
Payables: investments purchased	-
Net assets	$10,251,953

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,251,953	7,562,824	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$10,251,953	7,562,824

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$295,974
Mortality & expense charges	(132,729)
Net investment income (loss)	163,245

Gain (loss) on investments:
Net realized gain (loss)	(106,119)
Realized gain distributions	172,792
Net change in unrealized appreciation (depreciation)	2,077,396
Net gain (loss)	2,144,069

Increase (decrease) in net assets from operations	$2,307,314

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$163,245	$114,747
Net realized gain (loss)	(106,119)	57,405
Realized gain distributions	172,792	726,521
Net change in unrealized appreciation (depreciation)	2,077,396	(1,684,205)

Increase (decrease) in net assets from operations	2,307,314	(785,532)

Contract owner transactions:
Proceeds from units sold	3,538,326	11,921,996
Cost of units redeemed	(5,941,318)	(3,204,184)
Account charges	(20,497)	(13,215)
Increase (decrease)	(2,423,489)	8,704,597
Net increase (decrease)	(116,175)	7,919,065
Net assets, beginning	10,368,128	2,449,063
Net assets, ending	$10,251,953	$10,368,128

Units sold	2,888,039	10,436,844
Units redeemed	(4,793,349)	(3,052,547)
Net increase (decrease)	(1,905,310)	7,384,297
Units outstanding, beginning	9,468,134	2,083,837
Units outstanding, ending	7,562,824	9,468,134

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$19,416,296
Cost of units redeemed/account charges	(10,835,616)
Net investment income (loss)	293,673
Net realized gain (loss)	(33,840)
Realized gain distributions	925,793
Net change in unrealized appreciation (depreciation)	485,647
Net assets	$10,251,953

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	7,563	$10,252	1.25%	23.8%	12/31/2019	$1.37	0	$0	1.00%	24.1%	12/31/2019	$1.38	0	$0	0.75%	24.4%
12/31/2018	1.10	9,468	10,368	1.25%	-6.8%	12/31/2018	1.10	0	0	1.00%	-6.6%	12/31/2018	1.11	0	0	0.75%	-6.4%
12/31/2017	1.18	2,084	2,449	1.25%	17.0%	12/31/2017	1.18	0	0	1.00%	17.3%	12/31/2017	1.18	0	0	0.75%	17.6%
12/31/2016	1.00	0	0	1.25%	0.4%	12/31/2016	1.00	0	0	1.00%	0.4%	12/31/2016	1.00	0	0	0.75%	0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.39	0	$0	0.50%	24.7%	12/31/2019	$1.40	0	$0	0.25%	25.0%	12/31/2019	$1.41	0	$0	0.00%	25.3%
12/31/2018	1.11	0	0	0.50%	-6.1%	12/31/2018	1.12	0	0	0.25%	-5.9%	12/31/2018	1.12	0	0	0.00%	-5.6%
12/31/2017	1.18	0	0	0.50%	17.9%	12/31/2017	1.19	0	0	0.25%	18.2%	12/31/2017	1.19	0	0	0.00%	18.5%
12/31/2016	1.00	0	0	0.50%	0.5%	12/31/2016	1.00	0	0	0.25%	0.5%	12/31/2016	1.01	0	0	0.00%	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.9%
2018	2.7%
2017	1.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Explorer Fund Admiral Class - 06-FJK
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,923,362	$8,531,125	92,413
Receivables: investments sold	60,107
Payables: investments purchased	-
Net assets	$8,983,469

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,983,469	6,075,585	$1.48
Band 100	-	-	1.49
Band 75	-	-	1.50
Band 50	-	-	1.51
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$8,983,469	6,075,585

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$33,178
Mortality & expense charges	(67,670)
Net investment income (loss)	(34,492)

Gain (loss) on investments:
Net realized gain (loss)	(14,012)
Realized gain distributions	400,722
Net change in unrealized appreciation (depreciation)	980,791
Net gain (loss)	1,367,501

Increase (decrease) in net assets from operations	$1,333,009

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(34,492)	$(17,262)
Net realized gain (loss)	(14,012)	25,470
Realized gain distributions	400,722	289,296
Net change in unrealized appreciation (depreciation)	980,791	(548,684)

Increase (decrease) in net assets from operations	1,333,009	(251,180)

Contract owner transactions:
Proceeds from units sold	5,919,928	1,855,677
Cost of units redeemed	(1,388,852)	(366,868)
Account charges	(2,758)	(2,070)
Increase (decrease)	4,528,318	1,486,739
Net increase (decrease)	5,861,327	1,235,559
Net assets, beginning	3,122,142	1,886,583
Net assets, ending	$8,983,469	$3,122,142

Units sold	4,353,468	1,423,723
Units redeemed	(1,018,056)	(279,605)
Net increase (decrease)	3,335,412	1,144,118
Units outstanding, beginning	2,740,173	1,596,055
Units outstanding, ending	6,075,585	2,740,173

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$9,871,622
Cost of units redeemed/account charges	(2,074,195)
Net investment income (loss)	(52,261)
Net realized gain (loss)	18,653
Realized gain distributions	827,413
Net change in unrealized appreciation (depreciation)	392,237
Net assets	$8,983,469

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.48	6,076	$8,983	1.25%	29.8%	12/31/2019	$1.49	0	$0	1.00%	30.1%	12/31/2019	$1.50	0	$0	0.75%	30.4%
12/31/2018	1.14	2,740	3,122	1.25%	-3.6%	12/31/2018	1.15	0	0	1.00%	-3.4%	12/31/2018	1.15	0	0	0.75%	-3.1%
12/31/2017	1.18	1,596	1,887	1.25%	21.6%	12/31/2017	1.19	0	0	1.00%	21.9%	12/31/2017	1.19	0	0	0.75%	22.2%
12/31/2016	0.97	0	0	1.25%	-2.8%	12/31/2016	0.97	0	0	1.00%	-2.8%	12/31/2016	0.97	0	0	0.75%	-2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.51	0	$0	0.50%	30.7%	12/31/2019	$1.52	0	$0	0.25%	31.1%	12/31/2019	$1.54	0	$0	0.00%	31.4%
12/31/2018	1.16	0	0	0.50%	-2.9%	12/31/2018	1.16	0	0	0.25%	-2.6%	12/31/2018	1.17	0	0	0.00%	-2.4%
12/31/2017	1.19	0	0	0.50%	22.5%	12/31/2017	1.19	0	0	0.25%	22.8%	12/31/2017	1.20	0	0	0.00%	23.1%
12/31/2016	0.97	0	0	0.50%	-2.7%	12/31/2016	0.97	0	0	0.25%	-2.7%	12/31/2016	0.97	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.5%
2018	0.5%
2017	0.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Extended Market Index Fund Admiral Class - 06-FJM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,352,904	$4,211,543	45,282
Receivables: investments sold	-
Payables: investments purchased	(23,418)
Net assets	$4,329,486

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,329,486	3,344,619	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$4,329,486	3,344,619

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$57,212
Mortality & expense charges	(50,606)
Net investment income (loss)	6,606

Gain (loss) on investments:
Net realized gain (loss)	(56,768)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	974,398
Net gain (loss)	917,630

Increase (decrease) in net assets from operations	$924,236

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,606	$16,262
Net realized gain (loss)	(56,768)	(11,851)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	974,398	(834,551)

Increase (decrease) in net assets from operations	924,236	(830,140)

Contract owner transactions:
Proceeds from units sold	995,456	4,477,405
Cost of units redeemed	(1,071,305)	(227,881)
Account charges	(4,426)	(2,246)
Increase (decrease)	(80,275)	4,247,278
Net increase (decrease)	843,961	3,417,138
Net assets, beginning	3,485,525	68,387
Net assets, ending	$4,329,486	$3,485,525

Units sold	952,326	3,566,741
Units redeemed	(1,012,401)	(221,837)
Net increase (decrease)	(60,075)	3,344,904
Units outstanding, beginning	3,404,694	59,790
Units outstanding, ending	3,344,619	3,404,694

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,539,626
Cost of units redeemed/account charges	(1,305,858)
Net investment income (loss)	22,972
Net realized gain (loss)	(68,615)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	141,361
Net assets	$4,329,486

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	3,345	$4,329	1.25%	26.4%	12/31/2019	$1.30	0	$0	1.00%	26.8%	12/31/2019	$1.31	0	$0	0.75%	27.1%
12/31/2018	1.02	3,405	3,486	1.25%	-10.5%	12/31/2018	1.03	0	0	1.00%	-10.3%	12/31/2018	1.03	0	0	0.75%	-10.0%
12/31/2017	1.14	60	68	1.25%	16.6%	12/31/2017	1.15	0	0	1.00%	16.9%	12/31/2017	1.15	0	0	0.75%	17.2%
12/31/2016	0.98	0	0	1.25%	-1.9%	12/31/2016	0.98	0	0	1.00%	-1.9%	12/31/2016	0.98	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.32	0	$0	0.50%	27.4%	12/31/2019	$1.33	0	$0	0.25%	27.7%	12/31/2019	$1.34	0	$0	0.00%	28.0%
12/31/2018	1.04	0	0	0.50%	-9.8%	12/31/2018	1.05	0	0	0.25%	-9.6%	12/31/2018	1.05	0	0	0.00%	-9.4%
12/31/2017	1.15	0	0	0.50%	17.5%	12/31/2017	1.16	0	0	0.25%	17.8%	12/31/2017	1.16	0	0	0.00%	18.1%
12/31/2016	0.98	0	0	0.50%	-1.9%	12/31/2016	0.98	0	0	0.25%	-1.9%	12/31/2016	0.98	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.5%
2018	1.9%
2017	0.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Growth Index Fund Admiral Class - 06-FJN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,407,924	$3,472,388	46,647
Receivables: investments sold	-
Payables: investments purchased	(30,553)
Net assets	$4,377,371

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,377,371	2,694,700	$1.62
Band 100	-	-	1.64
Band 75	-	-	1.65
Band 50	-	-	1.66
Band 25	-	-	1.67
Band 0	-	-	1.69
Total	$4,377,371	2,694,700

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$40,578
Mortality & expense charges	(47,762)
Net investment income (loss)	(7,184)

Gain (loss) on investments:
Net realized gain (loss)	47,436
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,075,732
Net gain (loss)	1,123,168

Increase (decrease) in net assets from operations	$1,115,984

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,184)	$975
Net realized gain (loss)	47,436	44,460
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,075,732	(256,672)

Increase (decrease) in net assets from operations	1,115,984	(211,237)

Contract owner transactions:
Proceeds from units sold	571,238	2,584,805
Cost of units redeemed	(324,975)	(1,141,953)
Account charges	(3,944)	(1,709)
Increase (decrease)	242,319	1,441,143
Net increase (decrease)	1,358,303	1,229,906
Net assets, beginning	3,019,068	1,789,162
Net assets, ending	$4,377,371	$3,019,068

Units sold	394,323	1,964,491
Units redeemed	(218,420)	(870,455)
Net increase (decrease)	175,903	1,094,036
Units outstanding, beginning	2,518,797	1,424,761
Units outstanding, ending	2,694,700	2,518,797

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$9,026,214
Cost of units redeemed/account charges	(6,118,323)
Net investment income (loss)	(6,675)
Net realized gain (loss)	540,619
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	935,536
Net assets	$4,377,371

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.62	2,695	$4,377	1.25%	35.5%	12/31/2019	$1.64	0	$0	1.00%	35.9%	12/31/2019	$1.65	0	$0	0.75%	36.2%
12/31/2018	1.20	2,519	3,019	1.25%	-4.6%	12/31/2018	1.20	0	0	1.00%	-4.3%	12/31/2018	1.21	0	0	0.75%	-4.1%
12/31/2017	1.26	1,425	1,789	1.25%	26.2%	12/31/2017	1.26	0	0	1.00%	26.5%	12/31/2017	1.26	0	0	0.75%	26.9%
12/31/2016	0.99	0	0	1.25%	-0.5%	12/31/2016	1.00	0	0	1.00%	-0.5%	12/31/2016	1.00	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.66	0	$0	0.50%	36.5%	12/31/2019	$1.67	0	$0	0.25%	36.9%	12/31/2019	$1.69	0	$0	0.00%	37.2%
12/31/2018	1.22	0	0	0.50%	-3.8%	12/31/2018	1.22	0	0	0.25%	-3.6%	12/31/2018	1.23	0	0	0.00%	-3.3%
12/31/2017	1.27	0	0	0.50%	27.2%	12/31/2017	1.27	0	0	0.25%	27.5%	12/31/2017	1.27	0	0	0.00%	27.8%
12/31/2016	1.00	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.1%
2018	1.4%
2017	3.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Health Care Fund Admiral Class - 06-FJP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$675,906	$674,568	7,699
Receivables: investments sold	84
Payables: investments purchased	-
Net assets	$675,990

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$675,990	462,713	$1.46
Band 100	-	-	1.47
Band 75	-	-	1.48
Band 50	-	-	1.49
Band 25	-	-	1.51
Band 0	-	-	1.52
Total	$675,990	462,713

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$7,609
Mortality & expense charges	(7,560)
Net investment income (loss)	49

Gain (loss) on investments:
Net realized gain (loss)	(5,288)
Realized gain distributions	65,958
Net change in unrealized appreciation (depreciation)	62,489
Net gain (loss)	123,159

Increase (decrease) in net assets from operations	$123,208

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$49	$114
Net realized gain (loss)	(5,288)	152
Realized gain distributions	65,958	42,567
Net change in unrealized appreciation (depreciation)	62,489	(47,576)

Increase (decrease) in net assets from operations	123,208	(4,743)

Contract owner transactions:
Proceeds from units sold	74,971	126,700
Cost of units redeemed	(115,300)	(50,052)
Account charges	(34)	(14)
Increase (decrease)	(40,363)	76,634
Net increase (decrease)	82,845	71,891
Net assets, beginning	593,145	521,254
Net assets, ending	$675,990	$593,145

Units sold	60,405	99,385
Units redeemed	(90,809)	(39,374)
Net increase (decrease)	(30,404)	60,011
Units outstanding, beginning	493,117	433,106
Units outstanding, ending	462,713	493,117

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$735,527
Cost of units redeemed/account charges	(184,133)
Net investment income (loss)	2,722
Net realized gain (loss)	(5,519)
Realized gain distributions	126,055
Net change in unrealized appreciation (depreciation)	1,338
Net assets	$675,990

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.46	463	$676	1.25%	21.5%	12/31/2019	$1.47	0	$0	1.00%	21.8%	12/31/2019	$1.48	0	$0	0.75%	22.1%
12/31/2018	1.20	493	593	1.25%	-0.1%	12/31/2018	1.21	0	0	1.00%	0.2%	12/31/2018	1.22	0	0	0.75%	0.4%
12/31/2017	1.20	433	521	1.25%	18.2%	12/31/2017	1.21	0	0	1.00%	18.5%	12/31/2017	1.21	0	0	0.75%	18.8%
12/31/2016	1.02	0	0	1.25%	1.8%	12/31/2016	1.02	0	0	1.00%	1.9%	12/31/2016	1.02	0	0	0.75%	1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.49	0	$0	0.50%	22.4%	12/31/2019	$1.51	0	$0	0.25%	22.7%	12/31/2019	$1.52	0	$0	0.00%	23.0%
12/31/2018	1.22	0	0	0.50%	0.7%	12/31/2018	1.23	0	0	0.25%	1.0%	12/31/2018	1.23	0	0	0.00%	1.2%
12/31/2017	1.21	0	0	0.50%	19.1%	12/31/2017	1.22	0	0	0.25%	19.4%	12/31/2017	1.22	0	0	0.00%	19.7%
12/31/2016	1.02	0	0	0.50%	1.9%	12/31/2016	1.02	0	0	0.25%	1.9%	12/31/2016	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.2%
2018	1.3%
2017	1.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard High-Yield Corporate Fund Admiral Class - 06-FJR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,537,199	$3,465,259	604,054
Receivables: investments sold	62,966
Payables: investments purchased	-
Net assets	$3,600,165

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,383,165	2,040,213	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.20
Band 0	1,217,000	1,002,716	1.21
Total	$3,600,165	3,042,929

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$171,630
Mortality & expense charges	(26,293)
Net investment income (loss)	145,337

Gain (loss) on investments:
Net realized gain (loss)	(2,305)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	287,810
Net gain (loss)	285,505

Increase (decrease) in net assets from operations	$430,842

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$145,337	$119,444
Net realized gain (loss)	(2,305)	(20,528)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	287,810	(201,821)

Increase (decrease) in net assets from operations	430,842	(102,905)

Contract owner transactions:
Proceeds from units sold	1,361,369	1,381,905
Cost of units redeemed	(1,105,053)	(861,348)
Account charges	(3,723)	(3,536)
Increase (decrease)	252,593	517,021
Net increase (decrease)	683,435	414,116
Net assets, beginning	2,916,730	2,502,614
Net assets, ending	$3,600,165	$2,916,730

Units sold	1,188,815	1,312,637
Units redeemed	(982,056)	(820,061)
Net increase (decrease)	206,759	492,576
Units outstanding, beginning	2,836,170	2,343,594
Units outstanding, ending	3,042,929	2,836,170

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,364,236
Cost of units redeemed/account charges	(2,128,579)
Net investment income (loss)	314,734
Net realized gain (loss)	(22,166)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	71,940
Net assets	$3,600,165

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	2,040	$2,383	1.25%	14.5%	12/31/2019	$1.18	0	$0	1.00%	14.8%	12/31/2019	$1.19	0	$0	0.75%	15.1%
12/31/2018	1.02	1,965	2,005	1.25%	-4.1%	12/31/2018	1.03	0	0	1.00%	-3.8%	12/31/2018	1.03	0	0	0.75%	-3.6%
12/31/2017	1.06	1,659	1,765	1.25%	5.8%	12/31/2017	1.07	0	0	1.00%	6.1%	12/31/2017	1.07	0	0	0.75%	6.3%
12/31/2016	1.01	0	0	1.25%	0.5%	12/31/2016	1.01	0	0	1.00%	0.6%	12/31/2016	1.01	0	0	0.75%	0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	0.50%	15.4%	12/31/2019	$1.20	0	$0	0.25%	15.6%	12/31/2019	$1.21	1,003	$1,217	0.00%	15.9%
12/31/2018	1.04	0	0	0.50%	-3.4%	12/31/2018	1.04	0	0	0.25%	-3.1%	12/31/2018	1.05	871	912	0.00%	-2.9%
12/31/2017	1.07	0	0	0.50%	6.6%	12/31/2017	1.08	0	0	0.25%	6.9%	12/31/2017	1.08	684	738	0.00%	7.1%
12/31/2016	1.01	0	0	0.50%	0.6%	12/31/2016	1.01	0	0	0.25%	0.6%	12/31/2016	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	5.3%
2018	5.2%
2017	4.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Intermediate-Term Bond Index Fund Admiral Class - 06-FJT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,354,022	$3,222,238	287,703
Receivables: investments sold	43,750
Payables: investments purchased	-
Net assets	$3,397,772

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,397,772	3,094,287	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$3,397,772	3,094,287

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$73,219
Mortality & expense charges	(33,072)
Net investment income (loss)	40,147

Gain (loss) on investments:
Net realized gain (loss)	17,929
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	141,430
Net gain (loss)	159,359

Increase (decrease) in net assets from operations	$199,506

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$40,147	$18,212
Net realized gain (loss)	17,929	(9,945)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	141,430	(8,689)

Increase (decrease) in net assets from operations	199,506	(422)

Contract owner transactions:
Proceeds from units sold	2,145,075	1,393,258
Cost of units redeemed	(895,970)	(341,420)
Account charges	(3,696)	(1,319)
Increase (decrease)	1,245,409	1,050,519
Net increase (decrease)	1,444,915	1,050,097
Net assets, beginning	1,952,857	902,760
Net assets, ending	$3,397,772	$1,952,857

Units sold	1,986,236	1,399,127
Units redeemed	(827,443)	(345,703)
Net increase (decrease)	1,158,793	1,053,424
Units outstanding, beginning	1,935,494	882,070
Units outstanding, ending	3,094,287	1,935,494

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,911,879
Cost of units redeemed/account charges	(1,722,843)
Net investment income (loss)	63,103
Net realized gain (loss)	12,994
Realized gain distributions	855
Net change in unrealized appreciation (depreciation)	131,784
Net assets	$3,397,772

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	3,094	$3,398	1.25%	8.8%	12/31/2019	$1.11	0	$0	1.00%	9.1%	12/31/2019	$1.12	0	$0	0.75%	9.4%
12/31/2018	1.01	1,935	1,953	1.25%	-1.4%	12/31/2018	1.01	0	0	1.00%	-1.2%	12/31/2018	1.02	0	0	0.75%	-0.9%
12/31/2017	1.02	882	903	1.25%	2.5%	12/31/2017	1.03	0	0	1.00%	2.8%	12/31/2017	1.03	0	0	0.75%	3.1%
12/31/2016	1.00	0	0	1.25%	-0.2%	12/31/2016	1.00	0	0	1.00%	-0.2%	12/31/2016	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	9.6%	12/31/2019	$1.13	0	$0	0.25%	9.9%	12/31/2019	$1.14	0	$0	0.00%	10.2%
12/31/2018	1.02	0	0	0.50%	-0.7%	12/31/2018	1.03	0	0	0.25%	-0.4%	12/31/2018	1.04	0	0	0.00%	-0.2%
12/31/2017	1.03	0	0	0.50%	3.3%	12/31/2017	1.03	0	0	0.25%	3.6%	12/31/2017	1.04	0	0	0.00%	3.8%
12/31/2016	1.00	0	0	0.50%	-0.2%	12/31/2016	1.00	0	0	0.25%	-0.1%	12/31/2016	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.7%
2018	2.3%
2017	2.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Intermediate-Term Investment-Grade Fund Admiral Class - 06-FJV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$305,423	$290,801	30,606
Receivables: investments sold	2,172
Payables: investments purchased	-
Net assets	$307,595

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$307,595	278,667	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$307,595	278,667

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$10,816
Mortality & expense charges	(4,209)
Net investment income (loss)	6,607

Gain (loss) on investments:
Net realized gain (loss)	3,844
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	20,690
Net gain (loss)	24,534

Increase (decrease) in net assets from operations	$31,141

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,607	$5,034
Net realized gain (loss)	3,844	(2,651)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	20,690	(5,956)

Increase (decrease) in net assets from operations	31,141	(3,573)

Contract owner transactions:
Proceeds from units sold	44,166	171,943
Cost of units redeemed	(111,591)	(61,738)
Account charges	(75)	(62)
Increase (decrease)	(67,500)	110,143
Net increase (decrease)	(36,359)	106,570
Net assets, beginning	343,954	237,384
Net assets, ending	$307,595	$343,954

Units sold	66,519	171,048
Units redeemed	(127,919)	(61,672)
Net increase (decrease)	(61,400)	109,376
Units outstanding, beginning	340,067	230,691
Units outstanding, ending	278,667	340,067

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$525,966
Cost of units redeemed/account charges	(246,727)
Net investment income (loss)	12,379
Net realized gain (loss)	1,190
Realized gain distributions	165
Net change in unrealized appreciation (depreciation)	14,622
Net assets	$307,595

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	279	$308	1.25%	9.1%	12/31/2019	$1.11	0	$0	1.00%	9.4%	12/31/2019	$1.12	0	$0	0.75%	9.7%
12/31/2018	1.01	340	344	1.25%	-1.7%	12/31/2018	1.02	0	0	1.00%	-1.5%	12/31/2018	1.02	0	0	0.75%	-1.2%
12/31/2017	1.03	231	237	1.25%	3.0%	12/31/2017	1.03	0	0	1.00%	3.2%	12/31/2017	1.03	0	0	0.75%	3.5%
12/31/2016	1.00	0	0	1.25%	-0.1%	12/31/2016	1.00	0	0	1.00%	0.0%	12/31/2016	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	10.0%	12/31/2019	$1.14	0	$0	0.25%	10.2%	12/31/2019	$1.15	0	$0	0.00%	10.5%
12/31/2018	1.03	0	0	0.50%	-1.0%	12/31/2018	1.03	0	0	0.25%	-0.7%	12/31/2018	1.04	0	0	0.00%	-0.5%
12/31/2017	1.04	0	0	0.50%	3.7%	12/31/2017	1.04	0	0	0.25%	4.0%	12/31/2017	1.04	0	0	0.00%	4.3%
12/31/2016	1.00	0	0	0.50%	0.0%	12/31/2016	1.00	0	0	0.25%	0.0%	12/31/2016	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.3%
2018	2.8%
2017	1.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Intermediate-Term Treasury Fund Admiral Class - 06-FJW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,569,988	$2,522,718	228,922
Receivables: investments sold	25,995
Payables: investments purchased	-
Net assets	$2,595,983

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,595,983	2,469,928	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$2,595,983	2,469,928

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$28,881
Mortality & expense charges	(15,154)
Net investment income (loss)	13,727

Gain (loss) on investments:
Net realized gain (loss)	10,579
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	22,707
Net gain (loss)	33,286

Increase (decrease) in net assets from operations	$47,013

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$13,727	$5,979
Net realized gain (loss)	10,579	(17,414)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	22,707	26,202

Increase (decrease) in net assets from operations	47,013	14,767

Contract owner transactions:
Proceeds from units sold	1,705,583	1,886,801
Cost of units redeemed	(218,327)	(974,706)
Account charges	(2,709)	(669)
Increase (decrease)	1,484,547	911,426
Net increase (decrease)	1,531,560	926,193
Net assets, beginning	1,064,423	138,230
Net assets, ending	$2,595,983	$1,064,423

Units sold	1,618,760	1,929,194
Units redeemed	(213,029)	(1,002,988)
Net increase (decrease)	1,405,731	926,206
Units outstanding, beginning	1,064,197	137,991
Units outstanding, ending	2,469,928	1,064,197

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,760,166
Cost of units redeemed/account charges	(1,224,725)
Net investment income (loss)	20,092
Net realized gain (loss)	(6,820)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	47,270
Net assets	$2,595,983

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	2,470	$2,596	1.25%	5.1%	12/31/2019	$1.06	0	$0	1.00%	5.3%	12/31/2019	$1.07	0	$0	0.75%	5.6%
12/31/2018	1.00	1,064	1,064	1.25%	-0.2%	12/31/2018	1.01	0	0	1.00%	0.1%	12/31/2018	1.01	0	0	0.75%	0.4%
12/31/2017	1.00	138	138	1.25%	0.4%	12/31/2017	1.00	0	0	1.00%	0.7%	12/31/2017	1.01	0	0	0.75%	0.9%
12/31/2016	1.00	0	0	1.25%	-0.2%	12/31/2016	1.00	0	0	1.00%	-0.2%	12/31/2016	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	5.9%	12/31/2019	$1.08	0	$0	0.25%	6.1%	12/31/2019	$1.09	0	$0	0.00%	6.4%
12/31/2018	1.02	0	0	0.50%	0.6%	12/31/2018	1.02	0	0	0.25%	0.9%	12/31/2018	1.03	0	0	0.00%	1.1%
12/31/2017	1.01	0	0	0.50%	1.2%	12/31/2017	1.01	0	0	0.25%	1.4%	12/31/2017	1.02	0	0	0.00%	1.7%
12/31/2016	1.00	0	0	0.50%	-0.2%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	1.9%
2017	1.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard LifeStrategy Conservative Growth Fund Investor Class - 06-FJX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$608,963	$586,013	28,971
Receivables: investments sold	315
Payables: investments purchased	-
Net assets	$609,278

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$609,278	508,651	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.24
Total	$609,278	508,651

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$13,691
Mortality & expense charges	(5,717)
Net investment income (loss)	7,974

Gain (loss) on investments:
Net realized gain (loss)	2,811
Realized gain distributions	257
Net change in unrealized appreciation (depreciation)	46,687
Net gain (loss)	49,755

Increase (decrease) in net assets from operations	$57,729

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$7,974	$9,673
Net realized gain (loss)	2,811	(43,775)
Realized gain distributions	257	3,867
Net change in unrealized appreciation (depreciation)	46,687	(22,520)

Increase (decrease) in net assets from operations	57,729	(52,755)

Contract owner transactions:
Proceeds from units sold	363,895	2,755,933
Cost of units redeemed	(161,921)	(2,514,303)
Account charges	(1,155)	(2,764)
Increase (decrease)	200,819	238,866
Net increase (decrease)	258,548	186,111
Net assets, beginning	350,730	164,619
Net assets, ending	$609,278	$350,730

Units sold	314,400	2,516,987
Units redeemed	(140,266)	(2,332,938)
Net increase (decrease)	174,134	184,049
Units outstanding, beginning	334,517	150,468
Units outstanding, ending	508,651	334,517

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,446,960
Cost of units redeemed/account charges	(2,843,111)
Net investment income (loss)	18,909
Net realized gain (loss)	(40,964)
Realized gain distributions	4,534
Net change in unrealized appreciation (depreciation)	22,950
Net assets	$609,278

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	509	$609	1.25%	14.2%	12/31/2019	$1.21	0	$0	1.00%	14.5%	12/31/2019	$1.22	0	$0	0.75%	14.8%
12/31/2018	1.05	335	351	1.25%	-4.2%	12/31/2018	1.05	0	0	1.00%	-3.9%	12/31/2018	1.06	0	0	0.75%	-3.7%
12/31/2017	1.09	150	165	1.25%	9.6%	12/31/2017	1.10	0	0	1.00%	9.9%	12/31/2017	1.10	0	0	0.75%	10.2%
12/31/2016	1.00	0	0	1.25%	-0.2%	12/31/2016	1.00	0	0	1.00%	-0.2%	12/31/2016	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.23	0	$0	0.50%	15.1%	12/31/2019	$1.24	0	$0	0.25%	15.4%	12/31/2019	$1.24	0	$0	0.00%	15.7%
12/31/2018	1.06	0	0	0.50%	-3.4%	12/31/2018	1.07	0	0	0.25%	-3.2%	12/31/2018	1.08	0	0	0.00%	-3.0%
12/31/2017	1.10	0	0	0.50%	10.4%	12/31/2017	1.11	0	0	0.25%	10.7%	12/31/2017	1.11	0	0	0.00%	11.0%
12/31/2016	1.00	0	0	0.50%	-0.1%	12/31/2016	1.00	0	0	0.25%	-0.1%	12/31/2016	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.9%
2018	7.8%
2017	1.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard LifeStrategy Growth Fund Investor Class - 06-FJY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,103,174	$2,951,844	85,920
Receivables: investments sold	1,996
Payables: investments purchased	-
Net assets	$3,105,170

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,105,170	2,370,494	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$3,105,170	2,370,494

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$55,851
Mortality & expense charges	(21,116)
Net investment income (loss)	34,735

Gain (loss) on investments:
Net realized gain (loss)	7,529
Realized gain distributions	612
Net change in unrealized appreciation (depreciation)	274,687
Net gain (loss)	282,828

Increase (decrease) in net assets from operations	$317,563

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$34,735	$12,178
Net realized gain (loss)	7,529	1,696
Realized gain distributions	612	19,897
Net change in unrealized appreciation (depreciation)	274,687	(150,773)

Increase (decrease) in net assets from operations	317,563	(117,002)

Contract owner transactions:
Proceeds from units sold	3,508,466	880,313
Cost of units redeemed	(1,863,603)	(12,340)
Account charges	(3,963)	(2,110)
Increase (decrease)	1,640,900	865,863
Net increase (decrease)	1,958,463	748,861
Net assets, beginning	1,146,707	397,846
Net assets, ending	$3,105,170	$1,146,707

Units sold	2,828,347	737,539
Units redeemed	(1,522,350)	(12,588)
Net increase (decrease)	1,305,997	724,951
Units outstanding, beginning	1,064,497	339,546
Units outstanding, ending	2,370,494	1,064,497

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,791,775
Cost of units redeemed/account charges	(1,918,927)
Net investment income (loss)	50,964
Net realized gain (loss)	9,350
Realized gain distributions	20,678
Net change in unrealized appreciation (depreciation)	151,330
Net assets	$3,105,170

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	2,370	$3,105	1.25%	21.6%	12/31/2019	$1.32	0	$0	1.00%	21.9%	12/31/2019	$1.33	0	$0	0.75%	22.2%
12/31/2018	1.08	1,064	1,147	1.25%	-8.1%	12/31/2018	1.08	0	0	1.00%	-7.8%	12/31/2018	1.09	0	0	0.75%	-7.6%
12/31/2017	1.17	340	398	1.25%	17.7%	12/31/2017	1.17	0	0	1.00%	18.0%	12/31/2017	1.18	0	0	0.75%	18.3%
12/31/2016	1.00	0	0	1.25%	-0.5%	12/31/2016	1.00	0	0	1.00%	-0.5%	12/31/2016	1.00	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	0	$0	0.50%	22.5%	12/31/2019	$1.35	0	$0	0.25%	22.8%	12/31/2019	$1.36	0	$0	0.00%	23.1%
12/31/2018	1.09	0	0	0.50%	-7.4%	12/31/2018	1.10	0	0	0.25%	-7.1%	12/31/2018	1.11	0	0	0.00%	-6.9%
12/31/2017	1.18	0	0	0.50%	18.6%	12/31/2017	1.18	0	0	0.25%	18.9%	12/31/2017	1.19	0	0	0.00%	19.2%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.6%
2018	2.7%
2017	3.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard LifeStrategy Income Fund Investor Class - 06-FKC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,422	$9,121	580
Receivables: investments sold	-
Payables: investments purchased	(7)
Net assets	$9,415

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,415	8,239	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$9,415	8,239

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$232
Mortality & expense charges	(97)
Net investment income (loss)	135

Gain (loss) on investments:
Net realized gain (loss)	1
Realized gain distributions	1
Net change in unrealized appreciation (depreciation)	617
Net gain (loss)	619

Increase (decrease) in net assets from operations	$754

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$135	$91
Net realized gain (loss)	1	(1)
Realized gain distributions	1	47
Net change in unrealized appreciation (depreciation)	617	(283)

Increase (decrease) in net assets from operations	754	(146)

Contract owner transactions:
Proceeds from units sold	2,394	264
Cost of units redeemed	-	-
Account charges	(44)	(39)
Increase (decrease)	2,350	225
Net increase (decrease)	3,104	79
Net assets, beginning	6,311	6,232
Net assets, ending	$9,415	$6,311

Units sold	2,167	252
Units redeemed	(39)	(37)
Net increase (decrease)	2,128	215
Units outstanding, beginning	6,111	5,896
Units outstanding, ending	8,239	6,111

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$15,224
Cost of units redeemed/account charges	(6,444)
Net investment income (loss)	279
Net realized gain (loss)	-
Realized gain distributions	55
Net change in unrealized appreciation (depreciation)	301
Net assets	$9,415

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	8	$9	1.25%	10.7%	12/31/2019	$1.15	0	$0	1.00%	10.9%	12/31/2019	$1.16	0	$0	0.75%	11.2%
12/31/2018	1.03	6	6	1.25%	-2.3%	12/31/2018	1.04	0	0	1.00%	-2.0%	12/31/2018	1.04	0	0	0.75%	-1.8%
12/31/2017	1.06	6	6	1.25%	5.7%	12/31/2017	1.06	0	0	1.00%	5.9%	12/31/2017	1.06	0	0	0.75%	6.2%
12/31/2016	1.00	0	0	1.25%	0.0%	12/31/2016	1.00	0	0	1.00%	0.0%	12/31/2016	1.00	0	0	0.75%	0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	11.5%	12/31/2019	$1.18	0	$0	0.25%	11.8%	12/31/2019	$1.19	0	$0	0.00%	12.0%
12/31/2018	1.05	0	0	0.50%	-1.5%	12/31/2018	1.05	0	0	0.25%	-1.3%	12/31/2018	1.06	0	0	0.00%	-1.1%
12/31/2017	1.07	0	0	0.50%	6.5%	12/31/2017	1.07	0	0	0.25%	6.7%	12/31/2017	1.07	0	0	0.00%	7.0%
12/31/2016	1.00	0	0	0.50%	0.1%	12/31/2016	1.00	0	0	0.25%	0.1%	12/31/2016	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.0%
2018	2.7%
2017	1.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard LifeStrategy Moderate Growth Fund Investor Class - 06-FKF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,703,463	$6,414,627	232,397
Receivables: investments sold	3,515
Payables: investments purchased	-
Net assets	$6,706,978

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,706,978	5,350,699	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$6,706,978	5,350,699

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$144,694
Mortality & expense charges	(62,255)
Net investment income (loss)	82,439

Gain (loss) on investments:
Net realized gain (loss)	12,052
Realized gain distributions	4,210
Net change in unrealized appreciation (depreciation)	712,161
Net gain (loss)	728,423

Increase (decrease) in net assets from operations	$810,862

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$82,439	$48,078
Net realized gain (loss)	12,052	(7,574)
Realized gain distributions	4,210	60,671
Net change in unrealized appreciation (depreciation)	712,161	(438,821)

Increase (decrease) in net assets from operations	810,862	(337,646)

Contract owner transactions:
Proceeds from units sold	3,442,185	4,057,206
Cost of units redeemed	(1,684,826)	(1,118,241)
Account charges	(19,111)	(24,229)
Increase (decrease)	1,738,248	2,914,736
Net increase (decrease)	2,549,110	2,577,090
Net assets, beginning	4,157,868	1,580,778
Net assets, ending	$6,706,978	$4,157,868

Units sold	2,864,218	3,554,373
Units redeemed	(1,423,855)	(1,040,061)
Net increase (decrease)	1,440,363	2,514,312
Units outstanding, beginning	3,910,336	1,396,024
Units outstanding, ending	5,350,699	3,910,336

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$10,174,616
Cost of units redeemed/account charges	(3,977,030)
Net investment income (loss)	147,520
Net realized gain (loss)	5,511
Realized gain distributions	67,525
Net change in unrealized appreciation (depreciation)	288,836
Net assets	$6,706,978

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.25	5,351	$6,707	1.25%	17.9%	12/31/2019	$1.26	0	$0	1.00%	18.2%	12/31/2019	$1.27	0	$0	0.75%	18.5%
12/31/2018	1.06	3,910	4,158	1.25%	-6.1%	12/31/2018	1.07	0	0	1.00%	-5.9%	12/31/2018	1.07	0	0	0.75%	-5.6%
12/31/2017	1.13	1,396	1,581	1.25%	13.6%	12/31/2017	1.14	0	0	1.00%	13.9%	12/31/2017	1.14	0	0	0.75%	14.2%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	0	$0	0.50%	18.8%	12/31/2019	$1.29	0	$0	0.25%	19.1%	12/31/2019	$1.30	0	$0	0.00%	19.4%
12/31/2018	1.08	0	0	0.50%	-5.4%	12/31/2018	1.09	0	0	0.25%	-5.1%	12/31/2018	1.09	0	0	0.00%	-4.9%
12/31/2017	1.14	0	0	0.50%	14.5%	12/31/2017	1.14	0	0	0.25%	14.8%	12/31/2017	1.15	0	0	0.00%	15.0%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.7%
2018	2.8%
2017	2.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Materials Index Fund Admiral Class - 06-FKG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,646	$9,144	140
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$9,642

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,642	8,223	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$9,642	8,223

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$138
Mortality & expense charges	(74)
Net investment income (loss)	64

Gain (loss) on investments:
Net realized gain (loss)	(15)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,202
Net gain (loss)	1,187

Increase (decrease) in net assets from operations	$1,251

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$64	$30
Net realized gain (loss)	(15)	(252)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,202	(825)

Increase (decrease) in net assets from operations	1,251	(1,047)

Contract owner transactions:
Proceeds from units sold	5,084	6,331
Cost of units redeemed	(205)	(8,554)
Account charges	(24)	(11)
Increase (decrease)	4,855	(2,234)
Net increase (decrease)	6,106	(3,281)
Net assets, beginning	3,536	6,817
Net assets, ending	$9,642	$3,536

Units sold	4,858	8,529
Units redeemed	(316)	(10,638)
Net increase (decrease)	4,542	(2,109)
Units outstanding, beginning	3,681	5,790
Units outstanding, ending	8,223	3,681

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00
Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$20,090
Cost of units redeemed/account charges	(10,812)
Net investment income (loss)	94
Net realized gain (loss)	(232)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	502
Net assets	$9,642

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	8	$10	1.25%	22.0%	12/31/2019	$1.18	0	$0	1.00%	22.4%	12/31/2019	$1.19	0	$0	0.75%	22.7%
12/31/2018	0.96	4	4	1.25%	-18.4%	12/31/2018	0.97	0	0	1.00%	-18.2%	12/31/2018	0.97	0	0	0.75%	-18.0%
12/31/2017	1.18	6	7	1.25%	22.1%	12/31/2017	1.18	0	0	1.00%	22.5%	12/31/2017	1.18	0	0	0.75%	22.8%
12/31/2016	0.96	0	0	1.25%	-3.6%	12/31/2016	0.96	0	0	1.00%	-3.6%	12/31/2016	0.96	0	0	0.75%	-3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	0.50%	23.0%	12/31/2019	$1.21	0	$0	0.25%	23.3%	12/31/2019	$1.22	0	$0	0.00%	23.6%
12/31/2018	0.98	0	0	0.50%	-17.8%	12/31/2018	0.98	0	0	0.25%	-17.6%	12/31/2018	0.99	0	0	0.00%	-17.4%
12/31/2017	1.19	0	0	0.50%	23.1%	12/31/2017	1.19	0	0	0.25%	23.4%	12/31/2017	1.19	0	0	0.00%	23.7%
12/31/2016	0.96	0	0	0.50%	-3.6%	12/31/2016	0.96	0	0	0.25%	-3.5%	12/31/2016	0.96	0	0	0.00%	-3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.1%
2018	2.4%
2017	0.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Mid-Cap Growth Fund Investor Class - 06-FKH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,939,899	$6,892,540	261,970
Receivables: investments sold	59,943
Payables: investments purchased	-
Net assets	$6,999,842

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,999,842	4,769,032	$1.47
Band 100	-	-	1.48
Band 75	-	-	1.49
Band 50	-	-	1.50
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$6,999,842	4,769,032

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$15,400
Mortality & expense charges	(90,298)
Net investment income (loss)	(74,898)

Gain (loss) on investments:
Net realized gain (loss)	(85,532)
Realized gain distributions	629,179
Net change in unrealized appreciation (depreciation)	1,418,339
Net gain (loss)	1,961,986

Increase (decrease) in net assets from operations	$1,887,088

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(74,898)	$(68,309)
Net realized gain (loss)	(85,532)	141,064
Realized gain distributions	629,179	904,615
Net change in unrealized appreciation (depreciation)	1,418,339	(1,575,781)

Increase (decrease) in net assets from operations	1,887,088	(598,411)

Contract owner transactions:
Proceeds from units sold	3,594,575	3,593,945
Cost of units redeemed	(5,793,078)	(1,902,236)
Account charges	(7,042)	(8,514)
Increase (decrease)	(2,205,545)	1,683,195
Net increase (decrease)	(318,457)	1,084,784
Net assets, beginning	7,318,299	6,233,515
Net assets, ending	$6,999,842	$7,318,299

Units sold	2,583,894	2,765,037
Units redeemed	(4,317,965)	(1,551,787)
Net increase (decrease)	(1,734,071)	1,213,250
Units outstanding, beginning	6,503,103	5,289,853
Units outstanding, ending	4,769,032	6,503,103

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$16,242,363
Cost of units redeemed/account charges	(10,945,812)
Net investment income (loss)	(149,325)
Net realized gain (loss)	83,888
Realized gain distributions	1,721,369
Net change in unrealized appreciation (depreciation)	47,359
Net assets	$6,999,842

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.47	4,769	$7,000	1.25%	30.4%	12/31/2019	$1.48	0	$0	1.00%	30.8%	12/31/2019	$1.49	0	$0	0.75%	31.1%
12/31/2018	1.13	6,503	7,318	1.25%	-4.5%	12/31/2018	1.13	0	0	1.00%	-4.3%	12/31/2018	1.14	0	0	0.75%	-4.0%
12/31/2017	1.18	5,290	6,234	1.25%	20.5%	12/31/2017	1.18	0	0	1.00%	20.8%	12/31/2017	1.18	0	0	0.75%	21.1%
12/31/2016	0.98	0	0	1.25%	-2.2%	12/31/2016	0.98	0	0	1.00%	-2.2%	12/31/2016	0.98	0	0	0.75%	-2.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.50	0	$0	0.50%	31.4%	12/31/2019	$1.51	0	$0	0.25%	31.7%	12/31/2019	$1.53	0	$0	0.00%	32.1%
12/31/2018	1.14	0	0	0.50%	-3.8%	12/31/2018	1.15	0	0	0.25%	-3.5%	12/31/2018	1.15	0	0	0.00%	-3.3%
12/31/2017	1.19	0	0	0.50%	21.4%	12/31/2017	1.19	0	0	0.25%	21.7%	12/31/2017	1.19	0	0	0.00%	22.0%
12/31/2016	0.98	0	0	0.50%	-2.2%	12/31/2016	0.98	0	0	0.25%	-2.1%	12/31/2016	0.98	0	0	0.00%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.2%
2018	0.4%
2017	0.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Mid-Cap Index Fund Admiral Class - 06-FKJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$38,700,910	$33,881,190	176,863
Receivables: investments sold	325,760
Payables: investments purchased	-
Net assets	$39,026,670

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,369,893	24,235,039	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	6,656,777	4,796,709	1.39
Total	$39,026,670	29,031,748

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$494,492
Mortality & expense charges	(283,036)
Net investment income (loss)	211,456

Gain (loss) on investments:
Net realized gain (loss)	209,339
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	6,581,284
Net gain (loss)	6,790,623

Increase (decrease) in net assets from operations	$7,002,079

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$211,456	$160,110
Net realized gain (loss)	209,339	142,935
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	6,581,284	(2,605,267)

Increase (decrease) in net assets from operations	7,002,079	(2,302,222)

Contract owner transactions:
Proceeds from units sold	17,926,386	13,866,196
Cost of units redeemed	(6,083,866)	(4,842,882)
Account charges	(47,213)	(21,816)
Increase (decrease)	11,795,307	9,001,498
Net increase (decrease)	18,797,386	6,699,276
Net assets, beginning	20,229,284	13,530,008
Net assets, ending	$39,026,670	$20,229,284

Units sold	14,930,482	12,396,626
Units redeemed	(5,368,490)	(4,605,118)
Net increase (decrease)	9,561,992	7,791,508
Units outstanding, beginning	19,469,756	11,678,248
Units outstanding, ending	29,031,748	19,469,756

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$48,205,510
Cost of units redeemed/account charges	(14,835,218)
Net investment income (loss)	447,643
Net realized gain (loss)	389,015
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	4,819,720
Net assets	$39,026,670

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	24,235	$32,370	1.25%	29.4%	12/31/2019	$1.35	0	$0	1.00%	29.7%	12/31/2019	$1.36	0	$0	0.75%	30.1%
12/31/2018	1.03	14,522	14,989	1.25%	-10.4%	12/31/2018	1.04	0	0	1.00%	-10.1%	12/31/2018	1.04	0	0	0.75%	-9.9%
12/31/2017	1.15	6,292	7,245	1.25%	17.8%	12/31/2017	1.15	0	0	1.00%	18.1%	12/31/2017	1.16	0	0	0.75%	18.4%
12/31/2016	0.98	0	0	1.25%	-2.2%	12/31/2016	0.98	0	0	1.00%	-2.2%	12/31/2016	0.98	0	0	0.75%	-2.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	0	$0	0.50%	30.4%	12/31/2019	$1.38	0	$0	0.25%	30.7%	12/31/2019	$1.39	4,797	$6,657	0.00%	31.0%
12/31/2018	1.05	0	0	0.50%	-9.7%	12/31/2018	1.05	0	0	0.25%	-9.5%	12/31/2018	1.06	4,948	5,240	0.00%	-9.2%
12/31/2017	1.16	0	0	0.50%	18.7%	12/31/2017	1.16	0	0	0.25%	19.0%	12/31/2017	1.17	5,386	6,285	0.00%	19.3%
12/31/2016	0.98	0	0	0.50%	-2.2%	12/31/2016	0.98	0	0	0.25%	-2.2%	12/31/2016	0.98	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.7%
2018	1.8%
2017	1.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard REIT Index Fund Admiral Class - 06-FKK
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,930,223	$3,648,567	32,910
Receivables: investments sold	400,080
Payables: investments purchased	-
Net assets	$4,330,303

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,330,303	3,498,274	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$4,330,303	3,498,274

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$104,975
Mortality & expense charges	(33,874)
Net investment income (loss)	71,101

Gain (loss) on investments:
Net realized gain (loss)	46,753
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	408,394
Net gain (loss)	455,147

Increase (decrease) in net assets from operations	$526,248

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$71,101	$40,180
Net realized gain (loss)	46,753	(12,220)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	408,394	(120,861)

Increase (decrease) in net assets from operations	526,248	(92,901)

Contract owner transactions:
Proceeds from units sold	2,909,478	1,316,473
Cost of units redeemed	(769,658)	(509,375)
Account charges	(2,585)	(2,266)
Increase (decrease)	2,137,235	804,832
Net increase (decrease)	2,663,483	711,931
Net assets, beginning	1,666,820	954,889
Net assets, ending	$4,330,303	$1,666,820

Units sold	2,445,438	1,308,989
Units redeemed	(661,827)	(506,632)
Net increase (decrease)	1,783,611	802,357
Units outstanding, beginning	1,714,663	912,306
Units outstanding, ending	3,498,274	1,714,663

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,830,181
Cost of units redeemed/account charges	(1,947,233)
Net investment income (loss)	132,033
Net realized gain (loss)	33,666
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	281,656
Net assets	$4,330,303

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	3,498	$4,330	1.25%	27.3%	12/31/2019	$1.25	0	$0	1.00%	27.7%	12/31/2019	$1.26	0	$0	0.75%	28.0%
12/31/2018	0.97	1,715	1,667	1.25%	-7.1%	12/31/2018	0.98	0	0	1.00%	-6.9%	12/31/2018	0.98	0	0	0.75%	-6.7%
12/31/2017	1.05	912	955	1.25%	3.6%	12/31/2017	1.05	0	0	1.00%	3.9%	12/31/2017	1.05	0	0	0.75%	4.2%
12/31/2016	1.01	0	0	1.25%	1.0%	12/31/2016	1.01	0	0	1.00%	1.0%	12/31/2016	1.01	0	0	0.75%	1.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	0	$0	0.50%	28.3%	12/31/2019	$1.28	0	$0	0.25%	28.6%	12/31/2019	$1.29	0	$0	0.00%	28.9%
12/31/2018	0.99	0	0	0.50%	-6.4%	12/31/2018	0.99	0	0	0.25%	-6.2%	12/31/2018	1.00	0	0	0.00%	-5.9%
12/31/2017	1.06	0	0	0.50%	4.4%	12/31/2017	1.06	0	0	0.25%	4.7%	12/31/2017	1.06	0	0	0.00%	4.9%
12/31/2016	1.01	0	0	0.50%	1.0%	12/31/2016	1.01	0	0	0.25%	1.1%	12/31/2016	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.5%
2018	4.2%
2017	5.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Selected Value Fund Investor Class - 06-FKM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,441,514	$5,557,153	202,576
Receivables: investments sold	46,278
Payables: investments purchased	-
Net assets	$5,487,792

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,271,458	4,492,086	$1.17
Band 100	-	-	1.18
Band 75	216,334	181,548	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$5,487,792	4,673,634

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$89,236
Mortality & expense charges	(76,105)
Net investment income (loss)	13,131

Gain (loss) on investments:
Net realized gain (loss)	(450,011)
Realized gain distributions	310,335
Net change in unrealized appreciation (depreciation)	1,647,741
Net gain (loss)	1,508,065

Increase (decrease) in net assets from operations	$1,521,196

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$13,131	$59,586
Net realized gain (loss)	(450,011)	(68,833)
Realized gain distributions	310,335	468,411
Net change in unrealized appreciation (depreciation)	1,647,741	(1,673,862)

Increase (decrease) in net assets from operations	1,521,196	(1,214,698)

Contract owner transactions:
Proceeds from units sold	1,390,355	5,673,589
Cost of units redeemed	(3,207,997)	(940,746)
Account charges	(6,109)	(7,905)
Increase (decrease)	(1,823,751)	4,724,938
Net increase (decrease)	(302,555)	3,510,240
Net assets, beginning	5,790,347	2,280,107
Net assets, ending	$5,487,792	$5,790,347

Units sold	1,327,590	5,353,020
Units redeemed	(2,964,427)	(1,012,799)
Net increase (decrease)	(1,636,837)	4,340,221
Units outstanding, beginning	6,310,471	1,970,250
Units outstanding, ending	4,673,634	6,310,471

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$11,322,374
Cost of units redeemed/account charges	(6,249,244)
Net investment income (loss)	92,753
Net realized gain (loss)	(513,237)
Realized gain distributions	950,785
Net change in unrealized appreciation (depreciation)	(115,639)
Net assets	$5,487,792

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	4,492	$5,271	1.25%	27.9%	12/31/2019	$1.18	0	$0	1.00%	28.2%	12/31/2019	$1.19	182	$216	0.75%	28.6%
12/31/2018	0.92	6,142	5,634	1.25%	-20.7%	12/31/2018	0.92	0	0	1.00%	-20.5%	12/31/2018	0.93	168	156	0.75%	-20.3%
12/31/2017	1.16	1,970	2,280	1.25%	18.0%	12/31/2017	1.16	0	0	1.00%	18.3%	12/31/2017	1.16	0	0	0.75%	18.6%
12/31/2016	0.98	0	0	1.25%	-2.0%	12/31/2016	0.98	0	0	1.00%	-1.9%	12/31/2016	0.98	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	0.50%	28.9%	12/31/2019	$1.21	0	$0	0.25%	29.2%	12/31/2019	$1.22	0	$0	0.00%	29.5%
12/31/2018	0.93	0	0	0.50%	-20.1%	12/31/2018	0.94	0	0	0.25%	-19.9%	12/31/2018	0.94	0	0	0.00%	-19.7%
12/31/2017	1.17	0	0	0.50%	18.9%	12/31/2017	1.17	0	0	0.25%	19.2%	12/31/2017	1.17	0	0	0.00%	19.5%
12/31/2016	0.98	0	0	0.50%	-1.9%	12/31/2016	0.98	0	0	0.25%	-1.9%	12/31/2016	0.98	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	2.7%
2017	2.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Small-Cap Value Index Fund Admiral Class - 06-FKN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,578,497	$2,450,924	43,823
Receivables: investments sold	2,293
Payables: investments purchased	-
Net assets	$2,580,790

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,580,790	2,267,816	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$2,580,790	2,267,816

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$51,812
Mortality & expense charges	(29,446)
Net investment income (loss)	22,366

Gain (loss) on investments:
Net realized gain (loss)	(17,421)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	423,766
Net gain (loss)	406,345

Increase (decrease) in net assets from operations	$428,711

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$22,366	$14,818
Net realized gain (loss)	(17,421)	6,068
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	423,766	(314,008)

Increase (decrease) in net assets from operations	428,711	(293,122)

Contract owner transactions:
Proceeds from units sold	637,158	1,885,228
Cost of units redeemed	(438,155)	(242,550)
Account charges	(3,204)	(722)
Increase (decrease)	195,799	1,641,956
Net increase (decrease)	624,510	1,348,834
Net assets, beginning	1,956,280	607,446
Net assets, ending	$2,580,790	$1,956,280

Units sold	660,470	1,809,340
Units redeemed	(476,796)	(286,112)
Net increase (decrease)	183,674	1,523,228
Units outstanding, beginning	2,084,142	560,914
Units outstanding, ending	2,267,816	2,084,142

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$5,481,705
Cost of units redeemed/account charges	(3,151,109)
Net investment income (loss)	40,648
Net realized gain (loss)	81,973
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	127,573
Net assets	$2,580,790

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	2,268	$2,581	1.25%	21.2%	12/31/2019	$1.15	0	$0	1.00%	21.5%	12/31/2019	$1.16	0	$0	0.75%	21.8%
12/31/2018	0.94	2,084	1,956	1.25%	-13.3%	12/31/2018	0.94	0	0	1.00%	-13.1%	12/31/2018	0.95	0	0	0.75%	-12.9%
12/31/2017	1.08	561	607	1.25%	10.4%	12/31/2017	1.09	0	0	1.00%	10.7%	12/31/2017	1.09	0	0	0.75%	11.0%
12/31/2016	0.98	0	0	1.25%	-1.9%	12/31/2016	0.98	0	0	1.00%	-1.9%	12/31/2016	0.98	0	0	0.75%	-1.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	0.50%	22.2%	12/31/2019	$1.17	0	$0	0.25%	22.5%	12/31/2019	$1.18	0	$0	0.00%	22.8%
12/31/2018	0.95	0	0	0.50%	-12.7%	12/31/2018	0.96	0	0	0.25%	-12.4%	12/31/2018	0.96	0	0	0.00%	-12.2%
12/31/2017	1.09	0	0	0.50%	11.2%	12/31/2017	1.09	0	0	0.25%	11.5%	12/31/2017	1.10	0	0	0.00%	11.8%
12/31/2016	0.98	0	0	0.50%	-1.9%	12/31/2016	0.98	0	0	0.25%	-1.9%	12/31/2016	0.98	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	2.1%
2017	5.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Small-Cap Growth Index Fund Admiral Class - 06-FKP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,392,693	$8,639,355	148,546
Receivables: investments sold	-
Payables: investments purchased	(13,731)
Net assets	$10,378,962

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,378,962	7,263,196	$1.43
Band 100	-	-	1.44
Band 75	-	-	1.45
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.48
Total	$10,378,962	7,263,196

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$59,244
Mortality & expense charges	(121,454)
Net investment income (loss)	(62,210)

Gain (loss) on investments:
Net realized gain (loss)	260,471
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	2,348,288
Net gain (loss)	2,608,759

Increase (decrease) in net assets from operations	$2,546,549

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(62,210)	$(40,444)
Net realized gain (loss)	260,471	122,225
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	2,348,288	(1,025,663)

Increase (decrease) in net assets from operations	2,546,549	(943,882)

Contract owner transactions:
Proceeds from units sold	1,981,754	4,198,730
Cost of units redeemed	(2,602,140)	(1,118,708)
Account charges	(4,647)	(3,203)
Increase (decrease)	(625,033)	3,076,819
Net increase (decrease)	1,921,516	2,132,937
Net assets, beginning	8,457,446	6,324,509
Net assets, ending	$10,378,962	$8,457,446

Units sold	1,500,877	3,255,388
Units redeemed	(1,997,354)	(900,170)
Net increase (decrease)	(496,477)	2,355,218
Units outstanding, beginning	7,759,673	5,404,455
Units outstanding, ending	7,263,196	7,759,673

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$16,789,050
Cost of units redeemed/account charges	(8,538,468)
Net investment income (loss)	(109,289)
Net realized gain (loss)	484,331
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,753,338
Net assets	$10,378,962

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.43	7,263	$10,379	1.25%	31.1%	12/31/2019	$1.44	0	$0	1.00%	31.4%	12/31/2019	$1.45	0	$0	0.75%	31.8%
12/31/2018	1.09	7,760	8,457	1.25%	-6.9%	12/31/2018	1.10	0	0	1.00%	-6.6%	12/31/2018	1.10	0	0	0.75%	-6.4%
12/31/2017	1.17	5,404	6,325	1.25%	20.4%	12/31/2017	1.17	0	0	1.00%	20.7%	12/31/2017	1.18	0	0	0.75%	21.0%
12/31/2016	0.97	0	0	1.25%	-2.8%	12/31/2016	0.97	0	0	1.00%	-2.8%	12/31/2016	0.97	0	0	0.75%	-2.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.46	0	$0	0.50%	32.1%	12/31/2019	$1.47	0	$0	0.25%	32.4%	12/31/2019	$1.48	0	$0	0.00%	32.8%
12/31/2018	1.11	0	0	0.50%	-6.2%	12/31/2018	1.11	0	0	0.25%	-5.9%	12/31/2018	1.12	0	0	0.00%	-5.7%
12/31/2017	1.18	0	0	0.50%	21.3%	12/31/2017	1.18	0	0	0.25%	21.6%	12/31/2017	1.19	0	0	0.00%	21.9%
12/31/2016	0.97	0	0	0.50%	-2.8%	12/31/2016	0.97	0	0	0.25%	-2.8%	12/31/2016	0.97	0	0	0.00%	-2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.6%
2018	0.8%
2017	1.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Small-Cap Index Fund Admiral Class - 06-FKR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,647,708	$20,759,990	288,432
Receivables: investments sold	245,203
Payables: investments purchased	-
Net assets	$22,892,911

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,149,851	16,740,993	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	1,743,060	1,327,890	1.31
Total	$22,892,911	18,068,883

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$289,690
Mortality & expense charges	(212,402)
Net investment income (loss)	77,288

Gain (loss) on investments:
Net realized gain (loss)	40,969
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	3,865,971
Net gain (loss)	3,906,940

Increase (decrease) in net assets from operations	$3,984,228

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$77,288	$68,114
Net realized gain (loss)	40,969	106,160
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	3,865,971	(2,291,486)

Increase (decrease) in net assets from operations	3,984,228	(2,117,212)

Contract owner transactions:
Proceeds from units sold	10,517,153	13,834,305
Cost of units redeemed	(5,706,994)	(4,275,169)
Account charges	(21,183)	(12,804)
Increase (decrease)	4,788,976	9,546,332
Net increase (decrease)	8,773,204	7,429,120
Net assets, beginning	14,119,707	6,690,587
Net assets, ending	$22,892,911	$14,119,707

Units sold	9,125,571	12,276,007
Units redeemed	(5,082,875)	(4,198,835)
Net increase (decrease)	4,042,696	8,077,172
Units outstanding, beginning	14,026,187	5,949,015
Units outstanding, ending	18,068,883	14,026,187

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$34,266,325
Cost of units redeemed/account charges	(13,640,051)
Net investment income (loss)	169,613
Net realized gain (loss)	209,306
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,887,718
Net assets	$22,892,911

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	16,741	$21,150	1.25%	25.8%	12/31/2019	$1.27	0	$0	1.00%	26.1%	12/31/2019	$1.28	0	$0	0.75%	26.4%
12/31/2018	1.00	12,801	12,857	1.25%	-10.4%	12/31/2018	1.01	0	0	1.00%	-10.2%	12/31/2018	1.01	0	0	0.75%	-10.0%
12/31/2017	1.12	4,710	5,282	1.25%	14.8%	12/31/2017	1.12	0	0	1.00%	15.1%	12/31/2017	1.13	0	0	0.75%	15.4%
12/31/2016	0.98	0	0	1.25%	-2.3%	12/31/2016	0.98	0	0	1.00%	-2.3%	12/31/2016	0.98	0	0	0.75%	-2.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	0	$0	0.50%	26.7%	12/31/2019	$1.30	0	$0	0.25%	27.0%	12/31/2019	$1.31	1,328	$1,743	0.00%	27.4%
12/31/2018	1.02	0	0	0.50%	-9.8%	12/31/2018	1.03	0	0	0.25%	-9.5%	12/31/2018	1.03	1,225	1,263	0.00%	-9.3%
12/31/2017	1.13	0	0	0.50%	15.7%	12/31/2017	1.13	0	0	0.25%	15.9%	12/31/2017	1.14	1,239	1,408	0.00%	16.2%
12/31/2016	0.98	0	0	0.50%	-2.3%	12/31/2016	0.98	0	0	0.25%	-2.2%	12/31/2016	0.98	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
2018	1.7%
2017	1.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Target Retirement 2015 Fund Investor Class - 06-FKV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,775,756	$1,796,251	117,135
Receivables: investments sold	2,355
Payables: investments purchased	-
Net assets	$1,778,111

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,778,111	1,489,673	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$1,778,111	1,489,673

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$42,225
Mortality & expense charges	(20,036)
Net investment income (loss)	22,189

Gain (loss) on investments:
Net realized gain (loss)	(1,545)
Realized gain distributions	39,552
Net change in unrealized appreciation (depreciation)	131,189
Net gain (loss)	169,196

Increase (decrease) in net assets from operations	$191,385

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$22,189	$23,192
Net realized gain (loss)	(1,545)	(1,832)
Realized gain distributions	39,552	57,023
Net change in unrealized appreciation (depreciation)	131,189	(136,334)

Increase (decrease) in net assets from operations	191,385	(57,951)

Contract owner transactions:
Proceeds from units sold	557,037	965,811
Cost of units redeemed	(297,235)	(141,730)
Account charges	(1,823)	(2,513)
Increase (decrease)	257,979	821,568
Net increase (decrease)	449,364	763,617
Net assets, beginning	1,328,747	565,130
Net assets, ending	$1,778,111	$1,328,747

Units sold	562,753	890,880
Units redeemed	(335,284)	(143,039)
Net increase (decrease)	227,469	747,841
Units outstanding, beginning	1,262,204	514,363
Units outstanding, ending	1,489,673	1,262,204

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,097,055
Cost of units redeemed/account charges	(465,753)
Net investment income (loss)	54,702
Net realized gain (loss)	(2,517)
Realized gain distributions	115,119
Net change in unrealized appreciation (depreciation)	(20,495)
Net assets	$1,778,111

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	1,490	$1,778	1.25%	13.4%	12/31/2019	$1.20	0	$0	1.00%	13.7%	12/31/2019	$1.21	0	$0	0.75%	14.0%
12/31/2018	1.05	1,262	1,329	1.25%	-4.2%	12/31/2018	1.06	0	0	1.00%	-3.9%	12/31/2018	1.06	0	0	0.75%	-3.7%
12/31/2017	1.10	514	565	1.25%	10.1%	12/31/2017	1.10	0	0	1.00%	10.4%	12/31/2017	1.10	0	0	0.75%	10.7%
12/31/2016	1.00	0	0	1.25%	-0.2%	12/31/2016	1.00	0	0	1.00%	-0.2%	12/31/2016	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.22	0	$0	0.50%	14.2%	12/31/2019	$1.23	0	$0	0.25%	14.5%	12/31/2019	$1.24	0	$0	0.00%	14.8%
12/31/2018	1.07	0	0	0.50%	-3.5%	12/31/2018	1.07	0	0	0.25%	-3.2%	12/31/2018	1.08	0	0	0.00%	-3.0%
12/31/2017	1.11	0	0	0.50%	11.0%	12/31/2017	1.11	0	0	0.25%	11.2%	12/31/2017	1.11	0	0	0.00%	11.5%
12/31/2016	1.00	0	0	0.50%	-0.2%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.7%
2018	3.5%
2017	3.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Target Retirement 2020 Fund Investor Class - 06-FKW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,931,636	$7,658,350	244,252
Receivables: investments sold	13,886
Payables: investments purchased	-
Net assets	$7,945,522

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,945,522	6,438,073	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$7,945,522	6,438,073

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$184,953
Mortality & expense charges	(83,551)
Net investment income (loss)	101,402

Gain (loss) on investments:
Net realized gain (loss)	32,777
Realized gain distributions	84,651
Net change in unrealized appreciation (depreciation)	716,952
Net gain (loss)	834,380

Increase (decrease) in net assets from operations	$935,782

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$101,402	$78,213
Net realized gain (loss)	32,777	3,145
Realized gain distributions	84,651	105,351
Net change in unrealized appreciation (depreciation)	716,952	(461,269)

Increase (decrease) in net assets from operations	935,782	(274,560)

Contract owner transactions:
Proceeds from units sold	5,027,511	3,706,930
Cost of units redeemed	(2,743,565)	(942,794)
Account charges	(7,997)	(5,339)
Increase (decrease)	2,275,949	2,758,797
Net increase (decrease)	3,211,731	2,484,237
Net assets, beginning	4,733,791	2,249,554
Net assets, ending	$7,945,522	$4,733,791

Units sold	4,299,902	3,323,698
Units redeemed	(2,317,879)	(870,133)
Net increase (decrease)	1,982,023	2,453,565
Units outstanding, beginning	4,456,050	2,002,485
Units outstanding, ending	6,438,073	4,456,050

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$12,579,945
Cost of units redeemed/account charges	(5,394,722)
Net investment income (loss)	212,260
Net realized gain (loss)	68,816
Realized gain distributions	205,937
Net change in unrealized appreciation (depreciation)	273,286
Net assets	$7,945,522

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.23	6,438	$7,946	1.25%	16.2%	12/31/2019	$1.24	0	$0	1.00%	16.5%	12/31/2019	$1.25	0	$0	0.75%	16.8%
12/31/2018	1.06	4,456	4,734	1.25%	-5.4%	12/31/2018	1.07	0	0	1.00%	-5.2%	12/31/2018	1.07	0	0	0.75%	-5.0%
12/31/2017	1.12	2,002	2,250	1.25%	12.7%	12/31/2017	1.13	0	0	1.00%	12.9%	12/31/2017	1.13	0	0	0.75%	13.2%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	0	$0	0.50%	17.0%	12/31/2019	$1.27	0	$0	0.25%	17.3%	12/31/2019	$1.28	0	$0	0.00%	17.6%
12/31/2018	1.08	0	0	0.50%	-4.7%	12/31/2018	1.08	0	0	0.25%	-4.5%	12/31/2018	1.09	0	0	0.00%	-4.2%
12/31/2017	1.13	0	0	0.50%	13.5%	12/31/2017	1.14	0	0	0.25%	13.8%	12/31/2017	1.14	0	0	0.00%	14.1%
12/31/2016	1.00	0	0	0.50%	-0.2%	12/31/2016	1.00	0	0	0.25%	-0.2%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.9%
2018	3.4%
2017	3.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Target Retirement 2025 Fund Investor Class - 06-FKX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,185,074	$10,531,976	563,688
Receivables: investments sold	-
Payables: investments purchased	(1,486)
Net assets	$11,183,588

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,183,588	8,854,661	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$11,183,588	8,854,661

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$258,796
Mortality & expense charges	(112,635)
Net investment income (loss)	146,161

Gain (loss) on investments:
Net realized gain (loss)	91,646
Realized gain distributions	21,419
Net change in unrealized appreciation (depreciation)	1,184,276
Net gain (loss)	1,297,341

Increase (decrease) in net assets from operations	$1,443,502

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$146,161	$104,192
Net realized gain (loss)	91,646	4,116
Realized gain distributions	21,419	39,839
Net change in unrealized appreciation (depreciation)	1,184,276	(614,026)

Increase (decrease) in net assets from operations	1,443,502	(465,879)

Contract owner transactions:
Proceeds from units sold	5,805,811	4,710,409
Cost of units redeemed	(3,039,257)	(1,245,969)
Account charges	(13,861)	(9,569)
Increase (decrease)	2,752,693	3,454,871
Net increase (decrease)	4,196,195	2,988,992
Net assets, beginning	6,987,393	3,998,401
Net assets, ending	$11,183,588	$6,987,393

Units sold	4,849,564	4,156,356
Units redeemed	(2,530,955)	(1,123,473)
Net increase (decrease)	2,318,609	3,032,883
Units outstanding, beginning	6,536,052	3,503,169
Units outstanding, ending	8,854,661	6,536,052

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$14,758,864
Cost of units redeemed/account charges	(4,729,457)
Net investment income (loss)	310,190
Net realized gain (loss)	111,169
Realized gain distributions	79,724
Net change in unrealized appreciation (depreciation)	653,098
Net assets	$11,183,588

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	8,855	$11,184	1.25%	18.1%	12/31/2019	$1.27	0	$0	1.00%	18.4%	12/31/2019	$1.28	0	$0	0.75%	18.7%
12/31/2018	1.07	6,536	6,987	1.25%	-6.3%	12/31/2018	1.07	0	0	1.00%	-6.1%	12/31/2018	1.08	0	0	0.75%	-5.9%
12/31/2017	1.14	3,503	3,998	1.25%	14.5%	12/31/2017	1.14	0	0	1.00%	14.8%	12/31/2017	1.15	0	0	0.75%	15.1%
12/31/2016	1.00	0	0	1.25%	-0.3%	12/31/2016	1.00	0	0	1.00%	-0.3%	12/31/2016	1.00	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.29	0	$0	0.50%	19.0%	12/31/2019	$1.30	0	$0	0.25%	19.3%	12/31/2019	$1.31	0	$0	0.00%	19.6%
12/31/2018	1.09	0	0	0.50%	-5.6%	12/31/2018	1.09	0	0	0.25%	-5.4%	12/31/2018	1.10	0	0	0.00%	-5.2%
12/31/2017	1.15	0	0	0.50%	15.4%	12/31/2017	1.15	0	0	0.25%	15.7%	12/31/2017	1.16	0	0	0.00%	15.9%
12/31/2016	1.00	0	0	0.50%	-0.3%	12/31/2016	1.00	0	0	0.25%	-0.3%	12/31/2016	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.8%
2018	3.1%
2017	3.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Target Retirement 2030 Fund Investor Class - 06-FKY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,242,690	$12,330,946	364,321
Receivables: investments sold	36,845
Payables: investments purchased	-
Net assets	$13,279,535

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,279,535	10,335,483	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$13,279,535	10,335,483

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$306,962
Mortality & expense charges	(138,717)
Net investment income (loss)	168,245

Gain (loss) on investments:
Net realized gain (loss)	113,402
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,604,760
Net gain (loss)	1,718,162

Increase (decrease) in net assets from operations	$1,886,407

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$168,245	$144,258
Net realized gain (loss)	113,402	33,813
Realized gain distributions	-	19,004
Net change in unrealized appreciation (depreciation)	1,604,760	(838,796)

Increase (decrease) in net assets from operations	1,886,407	(641,721)

Contract owner transactions:
Proceeds from units sold	7,091,300	9,067,375
Cost of units redeemed	(4,380,272)	(2,816,342)
Account charges	(11,549)	(7,793)
Increase (decrease)	2,699,479	6,243,240
Net increase (decrease)	4,585,886	5,601,519
Net assets, beginning	8,693,649	3,092,130
Net assets, ending	$13,279,535	$8,693,649

Units sold	5,819,473	7,881,742
Units redeemed	(3,574,530)	(2,466,465)
Net increase (decrease)	2,244,943	5,415,277
Units outstanding, beginning	8,090,540	2,675,263
Units outstanding, ending	10,335,483	8,090,540

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$20,224,545
Cost of units redeemed/account charges	(8,385,772)
Net investment income (loss)	354,773
Net realized gain (loss)	153,531
Realized gain distributions	20,714
Net change in unrealized appreciation (depreciation)	911,744
Net assets	$13,279,535

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.28	10,335	$13,280	1.25%	19.6%	12/31/2019	$1.29	0	$0	1.00%	19.9%	12/31/2019	$1.30	0	$0	0.75%	20.2%
12/31/2018	1.07	8,091	8,694	1.25%	-7.0%	12/31/2018	1.08	0	0	1.00%	-6.8%	12/31/2018	1.09	0	0	0.75%	-6.6%
12/31/2017	1.16	2,675	3,092	1.25%	16.1%	12/31/2017	1.16	0	0	1.00%	16.4%	12/31/2017	1.16	0	0	0.75%	16.7%
12/31/2016	1.00	0	0	1.25%	-0.4%	12/31/2016	1.00	0	0	1.00%	-0.4%	12/31/2016	1.00	0	0	0.75%	-0.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	0	$0	0.50%	20.5%	12/31/2019	$1.32	0	$0	0.25%	20.8%	12/31/2019	$1.33	0	$0	0.00%	21.1%
12/31/2018	1.09	0	0	0.50%	-6.3%	12/31/2018	1.10	0	0	0.25%	-6.1%	12/31/2018	1.10	0	0	0.00%	-5.9%
12/31/2017	1.17	0	0	0.50%	16.9%	12/31/2017	1.17	0	0	0.25%	17.2%	12/31/2017	1.17	0	0	0.00%	17.5%
12/31/2016	1.00	0	0	0.50%	-0.4%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.8%
2018	3.6%
2017	3.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Target Retirement 2035 Fund Investor Class - 06-FMC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,626,190	$7,070,402	339,278
Receivables: investments sold	14,358
Payables: investments purchased	-
Net assets	$7,640,548

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,640,548	5,851,261	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$7,640,548	5,851,261

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$173,070
Mortality & expense charges	(79,005)
Net investment income (loss)	94,065

Gain (loss) on investments:
Net realized gain (loss)	41,777
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,003,217
Net gain (loss)	1,044,994

Increase (decrease) in net assets from operations	$1,139,059

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$94,065	$75,227
Net realized gain (loss)	41,777	36,974
Realized gain distributions	-	10,355
Net change in unrealized appreciation (depreciation)	1,003,217	(533,785)

Increase (decrease) in net assets from operations	1,139,059	(411,229)

Contract owner transactions:
Proceeds from units sold	3,282,635	3,709,748
Cost of units redeemed	(1,510,821)	(910,414)
Account charges	(7,320)	(5,223)
Increase (decrease)	1,764,494	2,794,111
Net increase (decrease)	2,903,553	2,382,882
Net assets, beginning	4,736,995	2,354,113
Net assets, ending	$7,640,548	$4,736,995

Units sold	2,746,619	3,209,806
Units redeemed	(1,281,879)	(834,368)
Net increase (decrease)	1,464,740	2,375,438
Units outstanding, beginning	4,386,521	2,011,083
Units outstanding, ending	5,851,261	4,386,521

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$9,286,434
Cost of units redeemed/account charges	(2,501,872)
Net investment income (loss)	204,236
Net realized gain (loss)	81,964
Realized gain distributions	13,998
Net change in unrealized appreciation (depreciation)	555,788
Net assets	$7,640,548

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.31	5,851	$7,641	1.25%	20.9%	12/31/2019	$1.32	0	$0	1.00%	21.2%	12/31/2019	$1.33	0	$0	0.75%	21.5%
12/31/2018	1.08	4,387	4,737	1.25%	-7.7%	12/31/2018	1.09	0	0	1.00%	-7.5%	12/31/2018	1.09	0	0	0.75%	-7.3%
12/31/2017	1.17	2,011	2,354	1.25%	17.6%	12/31/2017	1.17	0	0	1.00%	17.9%	12/31/2017	1.18	0	0	0.75%	18.2%
12/31/2016	0.99	0	0	1.25%	-0.5%	12/31/2016	1.00	0	0	1.00%	-0.5%	12/31/2016	1.00	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	0	$0	0.50%	21.8%	12/31/2019	$1.35	0	$0	0.25%	22.1%	12/31/2019	$1.36	0	$0	0.00%	22.4%
12/31/2018	1.10	0	0	0.50%	-7.0%	12/31/2018	1.10	0	0	0.25%	-6.8%	12/31/2018	1.11	0	0	0.00%	-6.6%
12/31/2017	1.18	0	0	0.50%	18.5%	12/31/2017	1.18	0	0	0.25%	18.8%	12/31/2017	1.19	0	0	0.00%	19.1%
12/31/2016	1.00	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.4%	12/31/2016	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.8%
2018	3.2%
2017	3.9%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Target Retirement 2040 Fund Investor Class - 06-FMF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,579,235	$7,928,354	219,764
Receivables: investments sold	20,157
Payables: investments purchased	-
Net assets	$8,599,392

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,599,392	6,478,622	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$8,599,392	6,478,622

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$190,133
Mortality & expense charges	(88,265)
Net investment income (loss)	101,868

Gain (loss) on investments:
Net realized gain (loss)	64,425
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,228,609
Net gain (loss)	1,293,034

Increase (decrease) in net assets from operations	$1,394,902

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$101,868	$94,610
Net realized gain (loss)	64,425	(5,205)
Realized gain distributions	-	9,975
Net change in unrealized appreciation (depreciation)	1,228,609	(647,134)

Increase (decrease) in net assets from operations	1,394,902	(547,754)

Contract owner transactions:
Proceeds from units sold	3,971,354	6,273,986
Cost of units redeemed	(2,700,216)	(1,708,330)
Account charges	(12,907)	(9,176)
Increase (decrease)	1,258,231	4,556,480
Net increase (decrease)	2,653,133	4,008,726
Net assets, beginning	5,946,259	1,937,533
Net assets, ending	$8,599,392	$5,946,259

Units sold	3,145,019	5,332,590
Units redeemed	(2,146,169)	(1,486,900)
Net increase (decrease)	998,850	3,845,690
Units outstanding, beginning	5,479,772	1,634,082
Units outstanding, ending	6,478,622	5,479,772

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$12,539,301
Cost of units redeemed/account charges	(4,895,067)
Net investment income (loss)	224,770
Net realized gain (loss)	68,774
Realized gain distributions	10,733
Net change in unrealized appreciation (depreciation)	650,881
Net assets	$8,599,392

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.33	6,479	$8,599	1.25%	22.3%	12/31/2019	$1.34	0	$0	1.00%	22.6%	12/31/2019	$1.35	0	$0	0.75%	22.9%
12/31/2018	1.09	5,480	5,946	1.25%	-8.5%	12/31/2018	1.09	0	0	1.00%	-8.3%	12/31/2018	1.10	0	0	0.75%	-8.0%
12/31/2017	1.19	1,634	1,938	1.25%	19.2%	12/31/2017	1.19	0	0	1.00%	19.5%	12/31/2017	1.19	0	0	0.75%	19.8%
12/31/2016	0.99	0	0	1.25%	-0.5%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.36	0	$0	0.50%	23.2%	12/31/2019	$1.37	0	$0	0.25%	23.6%	12/31/2019	$1.38	0	$0	0.00%	23.9%
12/31/2018	1.10	0	0	0.50%	-7.8%	12/31/2018	1.11	0	0	0.25%	-7.6%	12/31/2018	1.11	0	0	0.00%	-7.3%
12/31/2017	1.20	0	0	0.50%	20.1%	12/31/2017	1.20	0	0	0.25%	20.4%	12/31/2017	1.20	0	0	0.00%	20.7%
12/31/2016	1.00	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.6%
2018	3.5%
2017	3.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Target Retirement 2045 Fund Investor Class - 06-FMG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,121,452	$5,633,920	248,479
Receivables: investments sold	16,001
Payables: investments purchased	-
Net assets	$6,137,453

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,137,453	4,588,280	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$6,137,453	4,588,280

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$133,313
Mortality & expense charges	(59,890)
Net investment income (loss)	73,423

Gain (loss) on investments:
Net realized gain (loss)	8,051
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	893,474
Net gain (loss)	901,525

Increase (decrease) in net assets from operations	$974,948

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$73,423	$56,966
Net realized gain (loss)	8,051	8,191
Realized gain distributions	-	4,602
Net change in unrealized appreciation (depreciation)	893,474	(457,899)

Increase (decrease) in net assets from operations	974,948	(388,140)

Contract owner transactions:
Proceeds from units sold	2,113,020	3,204,861
Cost of units redeemed	(584,812)	(461,865)
Account charges	(9,620)	(6,520)
Increase (decrease)	1,518,588	2,736,476
Net increase (decrease)	2,493,536	2,348,336
Net assets, beginning	3,643,917	1,295,581
Net assets, ending	$6,137,453	$3,643,917

Units sold	1,698,525	2,680,476
Units redeemed	(471,501)	(406,149)
Net increase (decrease)	1,227,024	2,274,327
Units outstanding, beginning	3,361,256	1,086,929
Units outstanding, ending	4,588,280	3,361,256

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,553,536
Cost of units redeemed/account charges	(1,075,144)
Net investment income (loss)	149,404
Net realized gain (loss)	16,954
Realized gain distributions	5,171
Net change in unrealized appreciation (depreciation)	487,532
Net assets	$6,137,453

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	4,588	$6,137	1.25%	23.4%	12/31/2019	$1.35	0	$0	1.00%	23.7%	12/31/2019	$1.36	0	$0	0.75%	24.0%
12/31/2018	1.08	3,361	3,644	1.25%	-9.0%	12/31/2018	1.09	0	0	1.00%	-8.8%	12/31/2018	1.10	0	0	0.75%	-8.6%
12/31/2017	1.19	1,087	1,296	1.25%	19.9%	12/31/2017	1.20	0	0	1.00%	20.2%	12/31/2017	1.20	0	0	0.75%	20.5%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	0	$0	0.50%	24.3%	12/31/2019	$1.38	0	$0	0.25%	24.6%	12/31/2019	$1.39	0	$0	0.00%	24.9%
12/31/2018	1.10	0	0	0.50%	-8.4%	12/31/2018	1.11	0	0	0.25%	-8.1%	12/31/2018	1.11	0	0	0.00%	-7.9%
12/31/2017	1.20	0	0	0.50%	20.8%	12/31/2017	1.20	0	0	0.25%	21.1%	12/31/2017	1.21	0	0	0.00%	21.4%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.7%
2018	3.4%
2017	3.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Target Retirement 2050 Fund Investor Class - 06-FMH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,978,829	$4,539,194	125,323
Receivables: investments sold	5,283
Payables: investments purchased	-
Net assets	$4,984,112

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,984,112	3,724,793	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$4,984,112	3,724,793

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$106,568
Mortality & expense charges	(48,331)
Net investment income (loss)	58,237

Gain (loss) on investments:
Net realized gain (loss)	11,639
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	714,276
Net gain (loss)	725,915

Increase (decrease) in net assets from operations	$784,152

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$58,237	$44,299
Net realized gain (loss)	11,639	11,298
Realized gain distributions	-	2,328
Net change in unrealized appreciation (depreciation)	714,276	(337,797)

Increase (decrease) in net assets from operations	784,152	(279,872)

Contract owner transactions:
Proceeds from units sold	2,821,934	2,446,846
Cost of units redeemed	(1,382,456)	(436,965)
Account charges	(8,124)	(4,754)
Increase (decrease)	1,431,354	2,005,127
Net increase (decrease)	2,215,506	1,725,255
Net assets, beginning	2,768,606	1,043,351
Net assets, ending	$4,984,112	$2,768,606

Units sold	2,312,785	2,080,360
Units redeemed	(1,141,845)	(401,866)
Net increase (decrease)	1,170,940	1,678,494
Units outstanding, beginning	2,553,853	875,359
Units outstanding, ending	3,724,793	2,553,853

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,663,334
Cost of units redeemed/account charges	(2,262,430)
Net investment income (loss)	115,967
Net realized gain (loss)	25,005
Realized gain distributions	2,601
Net change in unrealized appreciation (depreciation)	439,635
Net assets	$4,984,112

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	3,725	$4,984	1.25%	23.4%	12/31/2019	$1.35	0	$0	1.00%	23.7%	12/31/2019	$1.36	0	$0	0.75%	24.0%
12/31/2018	1.08	2,554	2,769	1.25%	-9.0%	12/31/2018	1.09	0	0	1.00%	-8.8%	12/31/2018	1.10	0	0	0.75%	-8.6%
12/31/2017	1.19	875	1,043	1.25%	19.9%	12/31/2017	1.20	0	0	1.00%	20.2%	12/31/2017	1.20	0	0	0.75%	20.5%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	0	$0	0.50%	24.4%	12/31/2019	$1.38	0	$0	0.25%	24.7%	12/31/2019	$1.39	0	$0	0.00%	25.0%
12/31/2018	1.10	0	0	0.50%	-8.4%	12/31/2018	1.11	0	0	0.25%	-8.1%	12/31/2018	1.11	0	0	0.00%	-7.9%
12/31/2017	1.20	0	0	0.50%	20.8%	12/31/2017	1.20	0	0	0.25%	21.1%	12/31/2017	1.21	0	0	0.00%	21.4%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.7%
2018	3.4%
2017	3.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Target Retirement 2055 Fund Investor Class - 06-FMJ
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,094,662	$1,924,353	49,135
Receivables: investments sold	27,484
Payables: investments purchased	-
Net assets	$2,122,146

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,122,146	1,585,704	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$2,122,146	1,585,704

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$43,900
Mortality & expense charges	(24,174)
Net investment income (loss)	19,726

Gain (loss) on investments:
Net realized gain (loss)	(1,329)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	373,789
Net gain (loss)	372,460

Increase (decrease) in net assets from operations	$392,186

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$19,726	$18,156
Net realized gain (loss)	(1,329)	1,262
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	373,789	(237,934)

Increase (decrease) in net assets from operations	392,186	(218,516)

Contract owner transactions:
Proceeds from units sold	1,253,036	1,431,686
Cost of units redeemed	(1,352,469)	(597,162)
Account charges	(6,734)	(6,457)
Increase (decrease)	(106,167)	828,067
Net increase (decrease)	286,019	609,551
Net assets, beginning	1,836,127	1,226,576
Net assets, ending	$2,122,146	$1,836,127

Units sold	1,012,075	1,192,688
Units redeemed	(1,119,756)	(528,254)
Net increase (decrease)	(107,681)	664,434
Units outstanding, beginning	1,693,385	1,028,951
Units outstanding, ending	1,585,704	1,693,385

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,866,250
Cost of units redeemed/account charges	(1,971,270)
Net investment income (loss)	56,223
Net realized gain (loss)	634
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	170,309
Net assets	$2,122,146

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	1,586	$2,122	1.25%	23.4%	12/31/2019	$1.35	0	$0	1.00%	23.7%	12/31/2019	$1.36	0	$0	0.75%	24.0%
12/31/2018	1.08	1,693	1,836	1.25%	-9.0%	12/31/2018	1.09	0	0	1.00%	-8.8%	12/31/2018	1.10	0	0	0.75%	-8.6%
12/31/2017	1.19	1,029	1,227	1.25%	19.9%	12/31/2017	1.20	0	0	1.00%	20.2%	12/31/2017	1.20	0	0	0.75%	20.5%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	0	$0	0.50%	24.4%	12/31/2019	$1.38	0	$0	0.25%	24.7%	12/31/2019	$1.39	0	$0	0.00%	25.0%
12/31/2018	1.10	0	0	0.50%	-8.4%	12/31/2018	1.11	0	0	0.25%	-8.1%	12/31/2018	1.11	0	0	0.00%	-7.9%
12/31/2017	1.20	0	0	0.50%	20.8%	12/31/2017	1.20	0	0	0.25%	21.1%	12/31/2017	1.21	0	0	0.00%	21.4%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	2.7%
2017	3.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Target Retirement 2060 Fund Investor Class - 06-FMK
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$826,631	$763,544	21,797
Receivables: investments sold	5,169
Payables: investments purchased	-
Net assets	$831,800

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$831,800	621,601	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$831,800	621,601

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$16,609
Mortality & expense charges	(6,672)
Net investment income (loss)	9,937

Gain (loss) on investments:
Net realized gain (loss)	793
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	93,298
Net gain (loss)	94,091

Increase (decrease) in net assets from operations	$104,028

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$9,937	$3,563
Net realized gain (loss)	793	1,838
Realized gain distributions	-	28
Net change in unrealized appreciation (depreciation)	93,298	(33,889)

Increase (decrease) in net assets from operations	104,028	(28,460)

Contract owner transactions:
Proceeds from units sold	739,347	336,874
Cost of units redeemed	(284,020)	(116,269)
Account charges	(4,146)	(2,534)
Increase (decrease)	451,181	218,071
Net increase (decrease)	555,209	189,611
Net assets, beginning	276,591	86,980
Net assets, ending	$831,800	$276,591

Units sold	599,894	286,509
Units redeemed	(233,451)	(104,309)
Net increase (decrease)	366,443	182,200
Units outstanding, beginning	255,158	72,958
Units outstanding, ending	621,601	255,158

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,215,110
Cost of units redeemed/account charges	(464,672)
Net investment income (loss)	14,600
Net realized gain (loss)	3,647
Realized gain distributions	28
Net change in unrealized appreciation (depreciation)	63,087
Net assets	$831,800

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	622	$832	1.25%	23.4%	12/31/2019	$1.35	0	$0	1.00%	23.8%	12/31/2019	$1.36	0	$0	0.75%	24.1%
12/31/2018	1.08	255	277	1.25%	-9.1%	12/31/2018	1.09	0	0	1.00%	-8.8%	12/31/2018	1.10	0	0	0.75%	-8.6%
12/31/2017	1.19	73	87	1.25%	19.9%	12/31/2017	1.20	0	0	1.00%	20.2%	12/31/2017	1.20	0	0	0.75%	20.5%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.5%	12/31/2016	0.99	0	0	0.75%	-0.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	0	$0	0.50%	24.4%	12/31/2019	$1.38	0	$0	0.25%	24.7%	12/31/2019	$1.39	0	$0	0.00%	25.0%
12/31/2018	1.10	0	0	0.50%	-8.4%	12/31/2018	1.11	0	0	0.25%	-8.2%	12/31/2018	1.11	0	0	0.00%	-7.9%
12/31/2017	1.20	0	0	0.50%	20.8%	12/31/2017	1.20	0	0	0.25%	21.1%	12/31/2017	1.21	0	0	0.00%	21.4%
12/31/2016	0.99	0	0	0.50%	-0.5%	12/31/2016	1.00	0	0	0.25%	-0.5%	12/31/2016	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.0%
2018	3.4%
2017	3.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Target Retirement Income Fund Investor Class - 06-FMM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,494,909	$1,426,800	106,408
Receivables: investments sold	126
Payables: investments purchased	-
Net assets	$1,495,035

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,495,035	1,291,148	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$1,495,035	1,291,148

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$39,066
Mortality & expense charges	(19,428)
Net investment income (loss)	19,638

Gain (loss) on investments:
Net realized gain (loss)	7,915
Realized gain distributions	1,752
Net change in unrealized appreciation (depreciation)	148,342
Net gain (loss)	158,009

Increase (decrease) in net assets from operations	$177,647

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$19,638	$22,964
Net realized gain (loss)	7,915	(6,716)
Realized gain distributions	1,752	25,399
Net change in unrealized appreciation (depreciation)	148,342	(90,661)

Increase (decrease) in net assets from operations	177,647	(49,014)

Contract owner transactions:
Proceeds from units sold	339,072	1,025,991
Cost of units redeemed	(644,253)	(644,511)
Account charges	(912)	(1,425)
Increase (decrease)	(306,093)	380,055
Net increase (decrease)	(128,446)	331,041
Net assets, beginning	1,623,481	1,292,440
Net assets, ending	$1,495,035	$1,623,481

Units sold	303,680	975,633
Units redeemed	(579,376)	(616,057)
Net increase (decrease)	(275,696)	359,576
Units outstanding, beginning	1,566,844	1,207,268
Units outstanding, ending	1,291,148	1,566,844

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,970,839
Cost of units redeemed/account charges	(1,632,045)
Net investment income (loss)	53,040
Net realized gain (loss)	2,729
Realized gain distributions	32,363
Net change in unrealized appreciation (depreciation)	68,109
Net assets	$1,495,035

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	1,291	$1,495	1.25%	11.8%	12/31/2019	$1.17	0	$0	1.00%	12.0%	12/31/2019	$1.18	0	$0	0.75%	12.3%
12/31/2018	1.04	1,567	1,623	1.25%	-3.2%	12/31/2018	1.04	0	0	1.00%	-3.0%	12/31/2018	1.05	0	0	0.75%	-2.7%
12/31/2017	1.07	1,207	1,292	1.25%	7.1%	12/31/2017	1.07	0	0	1.00%	7.4%	12/31/2017	1.08	0	0	0.75%	7.7%
12/31/2016	1.00	0	0	1.25%	-0.1%	12/31/2016	1.00	0	0	1.00%	-0.1%	12/31/2016	1.00	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	0.50%	12.6%	12/31/2019	$1.19	0	$0	0.25%	12.9%	12/31/2019	$1.20	0	$0	0.00%	13.2%
12/31/2018	1.05	0	0	0.50%	-2.5%	12/31/2018	1.06	0	0	0.25%	-2.2%	12/31/2018	1.06	0	0	0.00%	-2.0%
12/31/2017	1.08	0	0	0.50%	7.9%	12/31/2017	1.08	0	0	0.25%	8.2%	12/31/2017	1.08	0	0	0.00%	8.5%
12/31/2016	1.00	0	0	0.50%	0.0%	12/31/2016	1.00	0	0	0.25%	0.0%	12/31/2016	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.5%
2018	3.0%
2017	2.6%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Total Bond Market Index Fund Admiral Class - 06-FMN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,084,224	$6,834,644	666,185
Receivables: investments sold	277,129
Payables: investments purchased	-
Net assets	$7,361,353

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,060,567	5,587,645	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	1,300,786	1,154,220	1.13
Total	$7,361,353	6,741,865

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$194,646
Mortality & expense charges	(72,361)
Net investment income (loss)	122,285

Gain (loss) on investments:
Net realized gain (loss)	10,302
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	376,072
Net gain (loss)	386,374

Increase (decrease) in net assets from operations	$508,659

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$122,285	$110,066
Net realized gain (loss)	10,302	(37,999)
Realized gain distributions	-	1,492
Net change in unrealized appreciation (depreciation)	376,072	(117,606)

Increase (decrease) in net assets from operations	508,659	(44,047)

Contract owner transactions:
Proceeds from units sold	2,265,672	3,656,847
Cost of units redeemed	(2,868,846)	(1,727,735)
Account charges	(6,418)	(8,898)
Increase (decrease)	(609,592)	1,920,214
Net increase (decrease)	(100,933)	1,876,167
Net assets, beginning	7,462,286	5,586,119
Net assets, ending	$7,361,353	$7,462,286

Units sold	2,137,799	3,761,064
Units redeemed	(2,758,304)	(1,846,883)
Net increase (decrease)	(620,505)	1,914,181
Units outstanding, beginning	7,362,370	5,448,189
Units outstanding, ending	6,741,865	7,362,370

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$16,386,336
Cost of units redeemed/account charges	(9,525,581)
Net investment income (loss)	271,770
Net realized gain (loss)	(24,812)
Realized gain distributions	4,060
Net change in unrealized appreciation (depreciation)	249,580
Net assets	$7,361,353

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	5,588	$6,061	1.25%	7.4%	12/31/2019	$1.09	0	$0	1.00%	7.6%	12/31/2019	$1.10	0	$0	0.75%	7.9%
12/31/2018	1.01	6,397	6,462	1.25%	-1.3%	12/31/2018	1.02	0	0	1.00%	-1.0%	12/31/2018	1.02	0	0	0.75%	-0.8%
12/31/2017	1.02	4,569	4,675	1.25%	2.3%	12/31/2017	1.03	0	0	1.00%	2.5%	12/31/2017	1.03	0	0	0.75%	2.8%
12/31/2016	1.00	0	0	1.25%	0.0%	12/31/2016	1.00	0	0	1.00%	0.1%	12/31/2016	1.00	0	0	0.75%	0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.11	0	$0	0.50%	8.2%	12/31/2019	$1.12	0	$0	0.25%	8.5%	12/31/2019	$1.13	1,154	$1,301	0.00%	8.7%
12/31/2018	1.03	0	0	0.50%	-0.5%	12/31/2018	1.03	0	0	0.25%	-0.3%	12/31/2018	1.04	965	1,000	0.00%	0.0%
12/31/2017	1.03	0	0	0.50%	3.0%	12/31/2017	1.03	0	0	0.25%	3.3%	12/31/2017	1.04	879	912	0.00%	3.5%
12/31/2016	1.00	0	0	0.50%	0.1%	12/31/2016	1.00	0	0	0.25%	0.1%	12/31/2016	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.6%
2018	2.7%
2017	2.3%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Total International Bond Index Fund Admiral Class - 06-FMP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$91,300	$91,147	4,082
Receivables: investments sold	1,034
Payables: investments purchased	-
Net assets	$92,334

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$92,334	83,795	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$92,334	83,795

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$3,079
Mortality & expense charges	(1,204)
Net investment income (loss)	1,875

Gain (loss) on investments:
Net realized gain (loss)	3,314
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	337
Net gain (loss)	3,651

Increase (decrease) in net assets from operations	$5,526

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,875	$1,854
Net realized gain (loss)	3,314	(9)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	337	(102)

Increase (decrease) in net assets from operations	5,526	1,743

Contract owner transactions:
Proceeds from units sold	79,354	101,471
Cost of units redeemed	(95,301)	(12,808)
Account charges	(326)	(89)
Increase (decrease)	(16,273)	88,574
Net increase (decrease)	(10,747)	90,317
Net assets, beginning	103,081	12,764
Net assets, ending	$92,334	$103,081

Units sold	78,630	99,735
Units redeemed	(94,454)	(12,659)
Net increase (decrease)	(15,824)	87,076
Units outstanding, beginning	99,619	12,543
Units outstanding, ending	83,795	99,619

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$198,057
Cost of units redeemed/account charges	(113,026)
Net investment income (loss)	3,841
Net realized gain (loss)	3,309
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	153
Net assets	$92,334

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	84	$92	1.25%	6.5%	12/31/2019	$1.11	0	$0	1.00%	6.8%	12/31/2019	$1.12	0	$0	0.75%	7.0%
12/31/2018	1.03	100	103	1.25%	1.7%	12/31/2018	1.04	0	0	1.00%	1.9%	12/31/2018	1.05	0	0	0.75%	2.2%
12/31/2017	1.02	13	13	1.25%	1.1%	12/31/2017	1.02	0	0	1.00%	1.4%	12/31/2017	1.02	0	0	0.75%	1.6%
12/31/2016	1.01	0	0	1.25%	0.6%	12/31/2016	1.01	0	0	1.00%	0.6%	12/31/2016	1.01	0	0	0.75%	0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	7.3%	12/31/2019	$1.14	0	$0	0.25%	7.6%	12/31/2019	$1.14	0	$0	0.00%	7.8%
12/31/2018	1.05	0	0	0.50%	2.5%	12/31/2018	1.06	0	0	0.25%	2.7%	12/31/2018	1.06	0	0	0.00%	3.0%
12/31/2017	1.03	0	0	0.50%	1.9%	12/31/2017	1.03	0	0	0.25%	2.1%	12/31/2017	1.03	0	0	0.00%	2.4%
12/31/2016	1.01	0	0	0.50%	0.7%	12/31/2016	1.01	0	0	0.25%	0.7%	12/31/2016	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.2%
2018	4.9%
2017	2.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Total International Stock Index Fund Admiral Class - 06-FMR
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,872,728	$11,715,233	429,835
Receivables: investments sold	-
Payables: investments purchased	(33,545)
Net assets	$12,839,183

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,180,847	9,604,733	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	658,336	499,602	1.32
Total	$12,839,183	10,104,335

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$303,796
Mortality & expense charges	(100,761)
Net investment income (loss)	203,035

Gain (loss) on investments:
Net realized gain (loss)	(80,081)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,660,937
Net gain (loss)	1,580,856

Increase (decrease) in net assets from operations	$1,783,891

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$203,035	$80,074
Net realized gain (loss)	(80,081)	10,283
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,660,937	(618,837)

Increase (decrease) in net assets from operations	1,783,891	(528,480)

Contract owner transactions:
Proceeds from units sold	7,548,114	5,513,418
Cost of units redeemed	(2,637,089)	(565,841)
Account charges	(11,636)	(7,134)
Increase (decrease)	4,899,389	4,940,443
Net increase (decrease)	6,683,280	4,411,963
Net assets, beginning	6,155,903	1,743,940
Net assets, ending	$12,839,183	$6,155,903

Units sold	6,541,491	4,904,677
Units redeemed	(2,253,779)	(480,132)
Net increase (decrease)	4,287,712	4,424,545
Units outstanding, beginning	5,816,623	1,392,078
Units outstanding, ending	10,104,335	5,816,623

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$15,334,084
Cost of units redeemed/account charges	(3,893,431)
Net investment income (loss)	304,303
Net realized gain (loss)	(63,268)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,157,495
Net assets	$12,839,183

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	9,605	$12,181	1.25%	20.0%	12/31/2019	$1.28	0	$0	1.00%	20.3%	12/31/2019	$1.29	0	$0	0.75%	20.6%
12/31/2018	1.06	5,506	5,819	1.25%	-15.5%	12/31/2018	1.06	0	0	1.00%	-15.3%	12/31/2018	1.07	0	0	0.75%	-15.1%
12/31/2017	1.25	1,225	1,532	1.25%	26.0%	12/31/2017	1.25	0	0	1.00%	26.3%	12/31/2017	1.26	0	0	0.75%	26.6%
12/31/2016	0.99	0	0	1.25%	-0.7%	12/31/2016	0.99	0	0	1.00%	-0.7%	12/31/2016	0.99	0	0	0.75%	-0.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.30	0	$0	0.50%	20.9%	12/31/2019	$1.31	0	$0	0.25%	21.2%	12/31/2019	$1.32	500	$658	0.00%	21.5%
12/31/2018	1.07	0	0	0.50%	-14.9%	12/31/2018	1.08	0	0	0.25%	-14.6%	12/31/2018	1.08	310	337	0.00%	-14.4%
12/31/2017	1.26	0	0	0.50%	26.9%	12/31/2017	1.26	0	0	0.25%	27.2%	12/31/2017	1.27	167	212	0.00%	27.6%
12/31/2016	0.99	0	0	0.50%	-0.7%	12/31/2016	0.99	0	0	0.25%	-0.7%	12/31/2016	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.2%
2018	2.7%
2017	3.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Total Stock Market Index Fund Admiral Class - 06-FMT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,886,943	$9,050,698	124,503
Receivables: investments sold	34,755
Payables: investments purchased	-
Net assets	$9,921,698

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,731,294	5,372,973	$1.44
Band 100	-	-	1.45
Band 75	2,190,404	1,499,137	1.46
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$9,921,698	6,872,110

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$128,950
Mortality & expense charges	(63,946)
Net investment income (loss)	65,004

Gain (loss) on investments:
Net realized gain (loss)	33,857
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,371,788
Net gain (loss)	1,405,645

Increase (decrease) in net assets from operations	$1,470,649

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$65,004	$34,391
Net realized gain (loss)	33,857	103,888
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	1,371,788	(588,978)

Increase (decrease) in net assets from operations	1,470,649	(450,699)

Contract owner transactions:
Proceeds from units sold	8,847,856	4,923,728
Cost of units redeemed	(5,052,031)	(1,073,670)
Account charges	(5,132)	(3,593)
Increase (decrease)	3,790,693	3,846,465
Net increase (decrease)	5,261,342	3,395,766
Net assets, beginning	4,660,356	1,264,590
Net assets, ending	$9,921,698	$4,660,356

Units sold	6,393,657	5,531,327
Units redeemed	(3,688,539)	(2,427,470)
Net increase (decrease)	2,705,118	3,103,857
Units outstanding, beginning	4,166,992	1,063,135
Units outstanding, ending	6,872,110	4,166,992

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$15,570,550
Cost of units redeemed/account charges	(6,735,993)
Net investment income (loss)	102,372
Net realized gain (loss)	148,524
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	836,245
Net assets	$9,921,698

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.44	5,373	$7,731	1.25%	29.2%	12/31/2019	$1.45	0	$0	1.00%	29.5%	12/31/2019	$1.46	1,499	$2,190	0.75%	29.8%
12/31/2018	1.11	2,536	2,825	1.25%	-6.4%	12/31/2018	1.12	0	0	1.00%	-6.1%	12/31/2018	1.13	1,631	1,835	0.75%	-5.9%
12/31/2017	1.19	1,063	1,265	1.25%	19.7%	12/31/2017	1.19	0	0	1.00%	20.0%	12/31/2017	1.20	0	0	0.75%	20.3%
12/31/2016	0.99	0	0	1.25%	-0.6%	12/31/2016	0.99	0	0	1.00%	-0.6%	12/31/2016	0.99	0	0	0.75%	-0.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.47	0	$0	0.50%	30.2%	12/31/2019	$1.48	0	$0	0.25%	30.5%	12/31/2019	$1.50	0	$0	0.00%	30.8%
12/31/2018	1.13	0	0	0.50%	-5.6%	12/31/2018	1.14	0	0	0.25%	-5.4%	12/31/2018	1.14	0	0	0.00%	-5.2%
12/31/2017	1.20	0	0	0.50%	20.6%	12/31/2017	1.20	0	0	0.25%	20.9%	12/31/2017	1.21	0	0	0.00%	21.2%
12/31/2016	0.99	0	0	0.50%	-0.6%	12/31/2016	0.99	0	0	0.25%	-0.5%	12/31/2016	0.99	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.8%
2018	2.5%
2017	1.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard U.S Growth Fund Admiral Class - 06-FMV
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,413,543	$1,304,866	12,684
Receivables: investments sold	-
Payables: investments purchased	(386)
Net assets	$1,413,157

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,413,157	837,812	$1.69
Band 100	-	-	1.70
Band 75	-	-	1.71
Band 50	-	-	1.73
Band 25	-	-	1.74
Band 0	-	-	1.75
Total	$1,413,157	837,812

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,878
Mortality & expense charges	(12,530)
Net investment income (loss)	(7,652)

Gain (loss) on investments:
Net realized gain (loss)	18,282
Realized gain distributions	50,179
Net change in unrealized appreciation (depreciation)	212,998
Net gain (loss)	281,459

Increase (decrease) in net assets from operations	$273,807

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7,652)	$1,677
Net realized gain (loss)	18,282	2,082
Realized gain distributions	50,179	65,102
Net change in unrealized appreciation (depreciation)	212,998	(103,887)

Increase (decrease) in net assets from operations	273,807	(35,026)

Contract owner transactions:
Proceeds from units sold	1,239,826	1,676,348
Cost of units redeemed	(869,610)	(900,263)
Account charges	(2,631)	(509)
Increase (decrease)	367,585	775,576
Net increase (decrease)	641,392	740,550
Net assets, beginning	771,765	31,215
Net assets, ending	$1,413,157	$771,765

Units sold	795,586	1,207,227
Units redeemed	(561,064)	(628,211)
Net increase (decrease)	234,522	579,016
Units outstanding, beginning	603,290	24,274
Units outstanding, ending	837,812	603,290

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,946,422
Cost of units redeemed/account charges	(1,773,003)
Net investment income (loss)	(5,928)
Net realized gain (loss)	20,365
Realized gain distributions	116,624
Net change in unrealized appreciation (depreciation)	108,677
Net assets	$1,413,157

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.69	838	$1,413	1.25%	31.9%	12/31/2019	$1.70	0	$0	1.00%	32.2%	12/31/2019	$1.71	0	$0	0.75%	32.5%
12/31/2018	1.28	603	772	1.25%	-0.5%	12/31/2018	1.29	0	0	1.00%	-0.3%	12/31/2018	1.29	0	0	0.75%	0.0%
12/31/2017	1.29	24	31	1.25%	30.1%	12/31/2017	1.29	0	0	1.00%	30.4%	12/31/2017	1.29	0	0	0.75%	30.8%
12/31/2016	0.99	0	0	1.25%	-1.2%	12/31/2016	0.99	0	0	1.00%	-1.2%	12/31/2016	0.99	0	0	0.75%	-1.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.73	0	$0	0.50%	32.8%	12/31/2019	$1.74	0	$0	0.25%	33.2%	12/31/2019	$1.75	0	$0	0.00%	33.5%
12/31/2018	1.30	0	0	0.50%	0.2%	12/31/2018	1.31	0	0	0.25%	0.5%	12/31/2018	1.31	0	0	0.00%	0.7%
12/31/2017	1.30	0	0	0.50%	31.1%	12/31/2017	1.30	0	0	0.25%	31.4%	12/31/2017	1.30	0	0	0.00%	31.8%
12/31/2016	0.99	0	0	0.50%	-1.1%	12/31/2016	0.99	0	0	0.25%	-1.1%	12/31/2016	0.99	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.4%
2018	0.9%
2017	0.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Value Index Fund Admiral Class - 06-FMW
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,892,361	$1,686,839	55,828
Receivables: investments sold	718,727
Payables: investments purchased	-
Net assets	$2,611,088

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,611,088	1,948,880	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$2,611,088	1,948,880

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$46,897
Mortality & expense charges	(21,664)
Net investment income (loss)	25,233

Gain (loss) on investments:
Net realized gain (loss)	5,063
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	346,816
Net gain (loss)	351,879

Increase (decrease) in net assets from operations	$377,112

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$25,233	$12,909
Net realized gain (loss)	5,063	370
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	346,816	(141,295)

Increase (decrease) in net assets from operations	377,112	(128,016)

Contract owner transactions:
Proceeds from units sold	902,357	2,348,515
Cost of units redeemed	(264,205)	(625,841)
Account charges	(1,872)	(967)
Increase (decrease)	636,280	1,721,707
Net increase (decrease)	1,013,392	1,593,691
Net assets, beginning	1,597,696	4,005
Net assets, ending	$2,611,088	$1,597,696

Units sold	687,413	2,024,748
Units redeemed	(220,275)	(546,475)
Net increase (decrease)	467,138	1,478,273
Units outstanding, beginning	1,481,742	3,469
Units outstanding, ending	1,948,880	1,481,742

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,254,876
Cost of units redeemed/account charges	(892,885)
Net investment income (loss)	38,142
Net realized gain (loss)	5,433
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	205,522
Net assets	$2,611,088

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.34	1,949	$2,611	1.25%	24.3%	12/31/2019	$1.35	0	$0	1.00%	24.6%	12/31/2019	$1.36	0	$0	0.75%	24.9%
12/31/2018	1.08	1,482	1,598	1.25%	-6.6%	12/31/2018	1.08	0	0	1.00%	-6.4%	12/31/2018	1.09	0	0	0.75%	-6.1%
12/31/2017	1.15	3	4	1.25%	15.7%	12/31/2017	1.16	0	0	1.00%	16.0%	12/31/2017	1.16	0	0	0.75%	16.3%
12/31/2016	1.00	0	0	1.25%	-0.2%	12/31/2016	1.00	0	0	1.00%	-0.2%	12/31/2016	1.00	0	0	0.75%	-0.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.37	0	$0	0.50%	25.2%	12/31/2019	$1.38	0	$0	0.25%	25.5%	12/31/2019	$1.39	0	$0	0.00%	25.8%
12/31/2018	1.10	0	0	0.50%	-5.9%	12/31/2018	1.10	0	0	0.25%	-5.7%	12/31/2018	1.11	0	0	0.00%	-5.4%
12/31/2017	1.16	0	0	0.50%	16.5%	12/31/2017	1.17	0	0	0.25%	16.8%	12/31/2017	1.17	0	0	0.00%	17.1%
12/31/2016	1.00	0	0	0.50%	-0.1%	12/31/2016	1.00	0	0	0.25%	-0.1%	12/31/2016	1.00	0	0	0.00%	-0.1%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	2.3%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard GNMA Fund Admiral Class - 06-GFM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,830,800	$1,787,147	174,045
Receivables: investments sold	5,370
Payables: investments purchased	-
Net assets	$1,836,170

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,836,170	1,759,282	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$1,836,170	1,759,282

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$53,361
Mortality & expense charges	(23,149)
Net investment income (loss)	30,212

Gain (loss) on investments:
Net realized gain (loss)	6,587
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	46,466
Net gain (loss)	53,053

Increase (decrease) in net assets from operations	$83,265

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$30,212	$12,601
Net realized gain (loss)	6,587	(2,281)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	46,466	(1,309)

Increase (decrease) in net assets from operations	83,265	9,011

Contract owner transactions:
Proceeds from units sold	377,796	1,886,982
Cost of units redeemed	(363,331)	(557,698)
Account charges	(3,300)	(3,352)
Increase (decrease)	11,165	1,325,932
Net increase (decrease)	94,430	1,334,943
Net assets, beginning	1,741,740	406,797
Net assets, ending	$1,836,170	$1,741,740

Units sold	368,911	1,904,865
Units redeemed	(355,654)	(565,483)
Net increase (decrease)	13,257	1,339,382
Units outstanding, beginning	1,746,025	406,643
Units outstanding, ending	1,759,282	1,746,025

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,056,691
Cost of units redeemed/account charges	(1,311,978)
Net investment income (loss)	43,499
Net realized gain (loss)	4,305
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	43,653
Net assets	$1,836,170

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	1,759	$1,836	1.25%	4.6%	12/31/2019	$1.05	0	$0	1.00%	4.9%	12/31/2019	$1.06	0	$0	0.75%	5.2%
12/31/2018	1.00	1,746	1,742	1.25%	-0.3%	12/31/2018	1.00	0	0	1.00%	0.0%	12/31/2018	1.00	0	0	0.75%	0.2%
12/31/2017	1.00	407	407	1.25%	0.0%	12/31/2017	1.00	0	0	1.00%	0.1%	12/31/2017	1.00	0	0	0.75%	0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	5.4%	12/31/2019	$1.07	0	$0	0.25%	5.7%	12/31/2019	$1.08	0	$0	0.00%	5.9%
12/31/2018	1.01	0	0	0.50%	0.5%	12/31/2018	1.01	0	0	0.25%	0.7%	12/31/2018	1.02	0	0	0.00%	1.0%
12/31/2017	1.00	0	0	0.50%	0.4%	12/31/2017	1.00	0	0	0.25%	0.5%	12/31/2017	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.0%
2018	2.0%
2017	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Inflation-Protected Securities Fund Admiral Class - 06-GFC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$994,603	$995,358	38,396
Receivables: investments sold	-
Payables: investments purchased	(899)
Net assets	$993,704

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$993,704	948,995	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$993,704	948,995

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$15,726
Mortality & expense charges	(4,901)
Net investment income (loss)	10,825

Gain (loss) on investments:
Net realized gain (loss)	2,684
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	9,436
Net gain (loss)	12,120

Increase (decrease) in net assets from operations	$22,945

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,825	$5,117
Net realized gain (loss)	2,684	(36)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	9,436	(10,191)

Increase (decrease) in net assets from operations	22,945	(5,110)

Contract owner transactions:
Proceeds from units sold	743,842	371,697
Cost of units redeemed	(120,413)	(18,577)
Account charges	(671)	(9)
Increase (decrease)	622,758	353,111
Net increase (decrease)	645,703	348,001
Net assets, beginning	348,001	-
Net assets, ending	$993,704	$348,001

Units sold	726,742	373,689
Units redeemed	(132,753)	(18,683)
Net increase (decrease)	593,989	355,006
Units outstanding, beginning	355,006	-
Units outstanding, ending	948,995	355,006

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$1,115,539
Cost of units redeemed/account charges	(139,670)
Net investment income (loss)	15,942
Net realized gain (loss)	2,648
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(755)
Net assets	$993,704

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	949	$994	1.25%	6.8%	12/31/2019	$1.05	0	$0	1.00%	7.1%	12/31/2019	$1.06	0	$0	0.75%	7.4%
12/31/2018	0.98	355	348	1.25%	-2.6%	12/31/2018	0.98	0	0	1.00%	-2.4%	12/31/2018	0.99	0	0	0.75%	-2.1%
12/31/2017	1.01	0	0	1.25%	0.7%	12/31/2017	1.01	0	0	1.00%	0.8%	12/31/2017	1.01	0	0	0.75%	0.9%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	0	$0	0.50%	7.6%	12/31/2019	$1.07	0	$0	0.25%	7.9%	12/31/2019	$1.08	0	$0	0.00%	8.2%
12/31/2018	0.99	0	0	0.50%	-1.9%	12/31/2018	1.00	0	0	0.25%	-1.6%	12/31/2018	1.00	0	0	0.00%	-1.4%
12/31/2017	1.01	0	0	0.50%	1.1%	12/31/2017	1.01	0	0	0.25%	1.2%	12/31/2017	1.01	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	4.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Long-Term Investment-Grade Fund Admiral Class - 06-GJY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$99,820	$101,352	9,138
Receivables: investments sold	284
Payables: investments purchased	(42)
Net assets	$100,062

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$100,062	88,026	$1.14
Band 100	-	-	1.16
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$100,062	88,026

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$283
Mortality & expense charges	(98)
Net investment income (loss)	185

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	1,307
Net change in unrealized appreciation (depreciation)	(1,532)
Net gain (loss)	(225)

Increase (decrease) in net assets from operations	$(40)

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$185	$-
Net realized gain (loss)	-	-
Realized gain distributions	1,307	-
Net change in unrealized appreciation (depreciation)	(1,532)	-

Increase (decrease) in net assets from operations	(40)	-

Contract owner transactions:
Proceeds from units sold	199,125	-
Cost of units redeemed	(98,936)	-
Account charges	(87)	-
Increase (decrease)	100,102	-
Net increase (decrease)	100,062	-
Net assets, beginning	-	-
Net assets, ending	$100,062	$-

Units sold	174,636	-
Units redeemed	(86,610)	-
Net increase (decrease)	88,026	-
Units outstanding, beginning	-	-
Units outstanding, ending	88,026	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$199,125
Cost of units redeemed/account charges	(99,023)
Net investment income (loss)	185
Net realized gain (loss)	-
Realized gain distributions	1,307
Net change in unrealized appreciation (depreciation)	(1,532)
Net assets	$100,062

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	88	$100	1.25%	19.1%	12/31/2019	$1.16	0	$0	1.00%	19.6%	12/31/2019	$1.15	0	$0	0.75%	19.7%
12/31/2018	0.95	0	0	1.25%	-7.0%	12/31/2018	0.97	0	0	1.00%	-5.9%	12/31/2018	0.96	0	0	0.75%	-6.6%
12/31/2017	1.03	0	0	1.25%	2.7%	12/31/2017	1.03	0	0	1.00%	2.8%	12/31/2017	1.03	0	0	0.75%	2.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	20.0%	12/31/2019	$1.16	0	$0	0.25%	20.3%	12/31/2019	$1.17	0	$0	0.00%	20.6%
12/31/2018	0.96	0	0	0.50%	-6.3%	12/31/2018	0.97	0	0	0.25%	-6.1%	12/31/2018	0.97	0	0	0.00%	-5.9%
12/31/2017	1.03	0	0	0.50%	2.8%	12/31/2017	1.03	0	0	0.25%	2.8%	12/31/2017	1.03	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.6%
2018	0.0%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Wellesley Income Fund Admiral Class - 06-GCT
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$264,809	$255,137	4,003
Receivables: investments sold	128
Payables: investments purchased	-
Net assets	$264,937

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$264,937	230,396	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$264,937	230,396

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$6,035
Mortality & expense charges	(2,385)
Net investment income (loss)	3,650

Gain (loss) on investments:
Net realized gain (loss)	(111)
Realized gain distributions	2,678
Net change in unrealized appreciation (depreciation)	16,918
Net gain (loss)	19,485

Increase (decrease) in net assets from operations	$23,135

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,650	$1,286
Net realized gain (loss)	(111)	(38)
Realized gain distributions	2,678	2,737
Net change in unrealized appreciation (depreciation)	16,918	(6,604)

Increase (decrease) in net assets from operations	23,135	(2,619)

Contract owner transactions:
Proceeds from units sold	272,205	21,780
Cost of units redeemed	(97,302)	(499)
Account charges	(802)	(402)
Increase (decrease)	174,101	20,879
Net increase (decrease)	197,236	18,260
Net assets, beginning	67,701	49,441
Net assets, ending	$264,937	$67,701

Units sold	250,118	20,985
Units redeemed	(87,442)	(887)
Net increase (decrease)	162,676	20,098
Units outstanding, beginning	67,720	47,622
Units outstanding, ending	230,396	67,720

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$352,626
Cost of units redeemed/account charges	(108,476)
Net investment income (loss)	5,294
Net realized gain (loss)	(149)
Realized gain distributions	5,970
Net change in unrealized appreciation (depreciation)	9,672
Net assets	$264,937

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	230	$265	1.25%	15.0%	12/31/2019	$1.16	0	$0	1.00%	15.3%	12/31/2019	$1.16	0	$0	0.75%	15.6%
12/31/2018	1.00	68	68	1.25%	-3.7%	12/31/2018	1.00	0	0	1.00%	-3.5%	12/31/2018	1.01	0	0	0.75%	-3.2%
12/31/2017	1.04	48	49	1.25%	3.8%	12/31/2017	1.04	0	0	1.00%	3.9%	12/31/2017	1.04	0	0	0.75%	4.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.17	0	$0	0.50%	15.9%	12/31/2019	$1.18	0	$0	0.25%	16.2%	12/31/2019	$1.19	0	$0	0.00%	16.5%
12/31/2018	1.01	0	0	0.50%	-3.0%	12/31/2018	1.01	0	0	0.25%	-2.7%	12/31/2018	1.02	0	0	0.00%	-2.5%
12/31/2017	1.04	0	0	0.50%	4.2%	12/31/2017	1.04	0	0	0.25%	4.3%	12/31/2017	1.04	0	0	0.00%	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.6%
2018	3.6%
2017	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Wellington Fund Admiral Class - 06-GFF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,041,662	$1,980,206	27,259
Receivables: investments sold	348
Payables: investments purchased	-
Net assets	$2,042,010

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,042,010	1,646,260	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$2,042,010	1,646,260

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$51,583
Mortality & expense charges	(23,481)
Net investment income (loss)	28,102

Gain (loss) on investments:
Net realized gain (loss)	(3,592)
Realized gain distributions	42,414
Net change in unrealized appreciation (depreciation)	287,347
Net gain (loss)	326,169

Increase (decrease) in net assets from operations	$354,271

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$28,102	$25,836
Net realized gain (loss)	(3,592)	(3,943)
Realized gain distributions	42,414	100,455
Net change in unrealized appreciation (depreciation)	287,347	(203,337)

Increase (decrease) in net assets from operations	354,271	(80,989)

Contract owner transactions:
Proceeds from units sold	136,208	188,461
Cost of units redeemed	(108,612)	(113,195)
Account charges	(5,820)	(10,259)
Increase (decrease)	21,776	65,007
Net increase (decrease)	376,047	(15,982)
Net assets, beginning	1,665,963	1,681,945
Net assets, ending	$2,042,010	$1,665,963

Units sold	123,699	178,935
Units redeemed	(103,741)	(119,770)
Net increase (decrease)	19,958	59,165
Units outstanding, beginning	1,626,302	1,567,137
Units outstanding, ending	1,646,260	1,626,302

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$3,502,739
Cost of units redeemed/account charges	(1,784,271)
Net investment income (loss)	62,358
Net realized gain (loss)	(7,516)
Realized gain distributions	207,244
Net change in unrealized appreciation (depreciation)	61,456
Net assets	$2,042,010

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.24	1,646	$2,042	1.25%	21.1%	12/31/2019	$1.25	0	$0	1.00%	21.4%	12/31/2019	$1.26	0	$0	0.75%	21.7%
12/31/2018	1.02	1,626	1,666	1.25%	-4.6%	12/31/2018	1.03	0	0	1.00%	-4.3%	12/31/2018	1.03	0	0	0.75%	-4.1%
12/31/2017	1.07	1,567	1,682	1.25%	7.3%	12/31/2017	1.07	0	0	1.00%	7.5%	12/31/2017	1.08	0	0	0.75%	7.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	0	$0	0.50%	22.0%	12/31/2019	$1.27	0	$0	0.25%	22.3%	12/31/2019	$1.28	0	$0	0.00%	22.6%
12/31/2018	1.04	0	0	0.50%	-3.8%	12/31/2018	1.04	0	0	0.25%	-3.6%	12/31/2018	1.04	0	0	0.00%	-3.3%
12/31/2017	1.08	0	0	0.50%	7.7%	12/31/2017	1.08	0	0	0.25%	7.9%	12/31/2017	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.8%
2018	2.8%
2017	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard FTSE All-World ex-US Index Fund Admiral Class - 06-3CC
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,936	$7,255	231
Receivables: investments sold	-
Payables: investments purchased	(207)
Net assets	$7,729

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,729	7,616	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$7,729	7,616

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$127
Mortality & expense charges	(30)
Net investment income (loss)	97

Gain (loss) on investments:
Net realized gain (loss)	1
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	681
Net gain (loss)	682

Increase (decrease) in net assets from operations	$779

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$97	$-
Net realized gain (loss)	1	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	681	-

Increase (decrease) in net assets from operations	779	-

Contract owner transactions:
Proceeds from units sold	7,171	-
Cost of units redeemed	(199)	-
Account charges	(22)	-
Increase (decrease)	6,950	-
Net increase (decrease)	7,729	-
Net assets, beginning	-	-
Net assets, ending	$7,729	$-

Units sold	7,835	-
Units redeemed	(219)	-
Net increase (decrease)	7,616	-
Units outstanding, beginning	-	-
Units outstanding, ending	7,616	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$7,171
Cost of units redeemed/account charges	(221)
Net investment income (loss)	97
Net realized gain (loss)	1
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	681
Net assets	$7,729

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	8	$8	1.25%	20.0%	12/31/2019	$1.02	0	$0	1.00%	20.3%	12/31/2019	$1.02	0	$0	0.75%	20.6%
12/31/2018	0.85	0	0	1.25%	-15.5%	12/31/2018	0.85	0	0	1.00%	-15.3%	12/31/2018	0.85	0	0	0.75%	-15.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.03	0	$0	0.50%	20.9%	12/31/2019	$1.03	0	$0	0.25%	21.2%	12/31/2019	$1.04	0	$0	0.00%	21.6%
12/31/2018	0.85	0	0	0.50%	-15.1%	12/31/2018	0.85	0	0	0.25%	-14.9%	12/31/2018	0.85	0	0	0.00%	-14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.3%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Intermediate-Term Treasury Index Fund Admiral Class - 06-3C9
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$92,341	$88,489	4,200
Receivables: investments sold	1,168
Payables: investments purchased	-
Net assets	$93,509

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$93,509	86,266	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$93,509	86,266

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,912
Mortality & expense charges	(1,070)
Net investment income (loss)	842

Gain (loss) on investments:
Net realized gain (loss)	78
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	3,078
Net gain (loss)	3,156

Increase (decrease) in net assets from operations	$3,998

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$842	$92
Net realized gain (loss)	78	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	3,078	774

Increase (decrease) in net assets from operations	3,998	866

Contract owner transactions:
Proceeds from units sold	13,723	77,123
Cost of units redeemed	(345)	(1,425)
Account charges	(353)	(78)
Increase (decrease)	13,025	75,620
Net increase (decrease)	17,023	76,486
Net assets, beginning	76,486	-
Net assets, ending	$93,509	$76,486

Units sold	12,859	75,505
Units redeemed	(643)	(1,455)
Net increase (decrease)	12,216	74,050
Units outstanding, beginning	74,050	-
Units outstanding, ending	86,266	74,050

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$90,846
Cost of units redeemed/account charges	(2,201)
Net investment income (loss)	934
Net realized gain (loss)	78
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	3,852
Net assets	$93,509

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	86	$94	1.25%	4.9%	12/31/2019	$1.09	0	$0	1.00%	5.2%	12/31/2019	$1.09	0	$0	0.75%	5.5%
12/31/2018	1.03	74	76	1.25%	3.3%	12/31/2018	1.03	0	0	1.00%	3.5%	12/31/2018	1.04	0	0	0.75%	3.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	0	$0	0.50%	5.7%	12/31/2019	$1.10	0	$0	0.25%	6.0%	12/31/2019	$1.11	0	$0	0.00%	6.3%
12/31/2018	1.04	0	0	0.50%	3.8%	12/31/2018	1.04	0	0	0.25%	3.9%	12/31/2018	1.04	0	0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.2%
2018	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard International Growth Fund Admiral Class - 06-3F6
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,978,979	$1,776,169	18,664
Receivables: investments sold	-
Payables: investments purchased	(60,497)
Net assets	$1,918,482

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,918,482	1,796,697	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$1,918,482	1,796,697

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$24,489
Mortality & expense charges	(10,259)
Net investment income (loss)	14,230

Gain (loss) on investments:
Net realized gain (loss)	30,427
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	204,008
Net gain (loss)	234,435

Increase (decrease) in net assets from operations	$248,665

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14,230	$123
Net realized gain (loss)	30,427	-
Realized gain distributions	-	302
Net change in unrealized appreciation (depreciation)	204,008	(1,198)

Increase (decrease) in net assets from operations	248,665	(773)

Contract owner transactions:
Proceeds from units sold	2,146,714	9,320
Cost of units redeemed	(481,709)	-
Account charges	(3,735)	-
Increase (decrease)	1,661,270	9,320
Net increase (decrease)	1,909,935	8,547
Net assets, beginning	8,547	-
Net assets, ending	$1,918,482	$8,547

Units sold	2,312,643	10,395
Units redeemed	(526,340)	(1)
Net increase (decrease)	1,786,303	10,394
Units outstanding, beginning	10,394	-
Units outstanding, ending	1,796,697	10,394

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,156,034
Cost of units redeemed/account charges	(485,444)
Net investment income (loss)	14,353
Net realized gain (loss)	30,427
Realized gain distributions	302
Net change in unrealized appreciation (depreciation)	202,810
Net assets	$1,918,482

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.07	1,797	$1,918	1.25%	29.9%	12/31/2019	$1.07	0	$0	1.00%	30.2%	12/31/2019	$1.08	0	$0	0.75%	30.5%
12/31/2018	0.82	10	9	1.25%	-17.8%	12/31/2018	0.82	0	0	1.00%	-17.7%	12/31/2018	0.82	0	0	0.75%	-17.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	0	$0	0.50%	30.8%	12/31/2019	$1.08	0	$0	0.25%	31.2%	12/31/2019	$1.09	0	$0	0.00%	31.5%
12/31/2018	0.83	0	0	0.50%	-17.4%	12/31/2018	0.83	0	0	0.25%	-17.3%	12/31/2018	0.83	0	0	0.00%	-17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.5%
2018	3.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Short-Term Federal Fund Admiral Class - 06-3CR (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	1.25%	2.9%	12/31/2019	$1.04	0	$0	1.00%	3.2%	12/31/2019	$1.05	0	$0	0.75%	3.4%
12/31/2018	1.01	0	0	1.25%	1.0%	12/31/2018	1.01	0	0	1.00%	1.1%	12/31/2018	1.01	0	0	0.75%	1.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	0.50%	3.7%	12/31/2019	$1.06	0	$0	0.25%	3.9%	12/31/2019	$1.06	0	$0	0.00%	4.2%
12/31/2018	1.01	0	0	0.50%	1.4%	12/31/2018	1.02	0	0	0.25%	1.5%	12/31/2018	1.02	0	0	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Target Retirement 2065 Fund Investor Class - 06-34V
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,872	$5,557	249
Receivables: investments sold	124
Payables: investments purchased	-
Net assets	$5,996

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,996	5,436	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$5,996	5,436

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$109
Mortality & expense charges	(25)
Net investment income (loss)	84

Gain (loss) on investments:
Net realized gain (loss)	1
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	349
Net gain (loss)	350

Increase (decrease) in net assets from operations	$434

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$84	$2
Net realized gain (loss)	1	(137)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	349	(34)

Increase (decrease) in net assets from operations	434	(169)

Contract owner transactions:
Proceeds from units sold	5,522	1,349
Cost of units redeemed	(188)	(766)
Account charges	(130)	(56)
Increase (decrease)	5,204	527
Net increase (decrease)	5,638	358
Net assets, beginning	358	-
Net assets, ending	$5,996	$358

Units sold	5,353	1,363
Units redeemed	(318)	(962)
Net increase (decrease)	5,035	401
Units outstanding, beginning	401	-
Units outstanding, ending	5,436	401

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$6,871
Cost of units redeemed/account charges	(1,140)
Net investment income (loss)	86
Net realized gain (loss)	(136)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	315
Net assets	$5,996

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.10	5	$6	1.25%	23.4%	12/31/2019	$1.11	0	$0	1.00%	23.7%	12/31/2019	$1.11	0	$0	0.75%	24.0%
12/31/2018	0.89	0	0	1.25%	-10.6%	12/31/2018	0.90	0	0	1.00%	-10.5%	12/31/2018	0.90	0	0	0.75%	-10.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	0	$0	0.50%	24.3%	12/31/2019	$1.12	0	$0	0.25%	24.7%	12/31/2019	$1.13	0	$0	0.00%	25.0%
12/31/2018	0.90	0	0	0.50%	-10.1%	12/31/2018	0.90	0	0	0.25%	-9.9%	12/31/2018	0.90	0	0	0.00%	-9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.4%
2018	3.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Dividend Growth Fund Investor Shares Inv Class - 06-4CY (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.04	0	$0	1.25%	4.4%	12/31/2019	$1.04	0	$0	1.00%	4.5%	12/31/2019	$1.05	0	$0	0.75%	4.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.05	0	$0	0.50%	4.6%	12/31/2019	$1.05	0	$0	0.25%	4.7%	12/31/2019	$1.05	0	$0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Mid-Cap Growth Index Fund Admiral Class - 06-3YP (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	1.25%	5.9%	12/31/2019	$1.06	0	$0	1.00%	6.1%	12/31/2019	$1.06	0	$0	0.75%	6.2%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.06	0	$0	0.50%	6.4%	12/31/2019	$1.07	0	$0	0.25%	6.5%	12/31/2019	$1.07	0	$0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Mid-Cap Value Index Fund Admiral Class - 06-3YN
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$157,168	$156,332	2,545
Receivables: investments sold	109
Payables: investments purchased	-
Net assets	$157,277

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$157,277	145,337	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$157,277	145,337

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,098
Mortality & expense charges	(74)
Net investment income (loss)	1,024

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	836
Net gain (loss)	836

Increase (decrease) in net assets from operations	$1,860

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,024	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	836	-

Increase (decrease) in net assets from operations	1,860	-

Contract owner transactions:
Proceeds from units sold	310,475	-
Cost of units redeemed	(155,058)	-
Account charges	-	-
Increase (decrease)	155,417	-
Net increase (decrease)	157,277	-
Net assets, beginning	-	-
Net assets, ending	$157,277	$-

Units sold	288,959	-
Units redeemed	(143,622)	-
Net increase (decrease)	145,337	-
Units outstanding, beginning	-	-
Units outstanding, ending	145,337	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$310,475
Cost of units redeemed/account charges	(155,058)
Net investment income (loss)	1,024
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	836
Net assets	$157,277

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.08	145	$157	1.25%	8.2%	12/31/2019	$1.08	0	$0	1.00%	8.4%	12/31/2019	$1.09	0	$0	0.75%	8.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.09	0	$0	0.50%	8.6%	12/31/2019	$1.09	0	$0	0.25%	8.8%	12/31/2019	$1.09	0	$0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard FTSE Social Index Fund Admiral Class - 06-3WM
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$128,847	$119,160	4,237
Receivables: investments sold	62
Payables: investments purchased	-
Net assets	$128,909

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$128,909	114,630	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.13
Total	$128,909	114,630

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,061
Mortality & expense charges	(647)
Net investment income (loss)	414

Gain (loss) on investments:
Net realized gain (loss)	(84)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	9,687
Net gain (loss)	9,603

Increase (decrease) in net assets from operations	$10,017

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$414	$-
Net realized gain (loss)	(84)	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	9,687	-

Increase (decrease) in net assets from operations	10,017	-

Contract owner transactions:
Proceeds from units sold	130,413	-
Cost of units redeemed	(11,294)	-
Account charges	(227)	-
Increase (decrease)	118,892	-
Net increase (decrease)	128,909	-
Net assets, beginning	-	-
Net assets, ending	$128,909	$-

Units sold	125,807	-
Units redeemed	(11,177)	-
Net increase (decrease)	114,630	-
Units outstanding, beginning	-	-
Units outstanding, ending	114,630	-

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$130,413
Cost of units redeemed/account charges	(11,521)
Net investment income (loss)	414
Net realized gain (loss)	(84)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	9,687
Net assets	$128,909

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	115	$129	1.25%	12.5%	12/31/2019	$1.13	0	$0	1.00%	12.6%	12/31/2019	$1.13	0	$0	0.75%	12.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	13.0%	12/31/2019	$1.13	0	$0	0.25%	13.2%	12/31/2019	$1.13	0	$0	0.00%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Vanguard Short Term Federal Fund Investor Class - 06-305
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$518,285	$517,468	48,396
Receivables: investments sold	1,319
Payables: investments purchased	(306)
Net assets	$519,298

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$519,298	278,632	$1.86
Band 100	-	-	1.94
Band 75	-	-	2.02
Band 50	-	-	2.11
Band 25	-	-	2.19
Band 0	-	-	2.54
Total	$519,298	278,632

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$21,647
Mortality & expense charges	(11,515)
Net investment income (loss)	10,132

Gain (loss) on investments:
Net realized gain (loss)	(1,616)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	17,615
Net gain (loss)	15,999

Increase (decrease) in net assets from operations	$26,131

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,132	$6,616
Net realized gain (loss)	(1,616)	(9,655)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	17,615	1,195

Increase (decrease) in net assets from operations	26,131	(1,844)

Contract owner transactions:
Proceeds from units sold	123,774	166,660
Cost of units redeemed	(574,914)	(391,693)
Account charges	(623)	(986)
Increase (decrease)	(451,763)	(226,019)
Net increase (decrease)	(425,632)	(227,863)
Net assets, beginning	944,930	1,172,793
Net assets, ending	$519,298	$944,930

Units sold	67,389	92,944
Units redeemed	(309,986)	(218,664)
Net increase (decrease)	(242,597)	(125,720)
Units outstanding, beginning	521,229	646,949
Units outstanding, ending	278,632	521,229

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$11,821,166
Cost of units redeemed/account charges	(11,564,969)
Net investment income (loss)	102,076
Net realized gain (loss)	16,562
Realized gain distributions	143,646
Net change in unrealized appreciation (depreciation)	817
Net assets	$519,298

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.86	279	$519	1.25%	2.8%	12/31/2019	$1.94	0	$0	1.00%	3.1%	12/31/2019	$2.02	0	$0	0.75%	3.3%
12/31/2018	1.81	521	945	1.25%	0.0%	12/31/2018	1.88	0	0	1.00%	0.3%	12/31/2018	1.96	0	0	0.75%	0.5%
12/31/2017	1.81	647	1,173	1.25%	-0.6%	12/31/2017	1.88	0	0	1.00%	-0.3%	12/31/2017	1.95	0	0	0.75%	-0.1%
12/31/2016	1.82	721	1,315	1.25%	-0.1%	12/31/2016	1.88	0	0	1.00%	0.1%	12/31/2016	1.95	0	0	0.75%	0.4%
12/31/2015	1.83	1,371	2,502	1.25%	-0.5%	12/31/2015	1.88	0	0	1.00%	-0.3%	12/31/2015	1.94	0	0	0.75%	0.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.11	0	$0	0.50%	3.6%	12/31/2019	$2.19	0	$0	0.25%	3.8%	12/31/2019	$2.54	0	$0	0.00%	4.1%
12/31/2018	2.03	0	0	0.50%	0.8%	12/31/2018	2.11	0	0	0.25%	1.0%	12/31/2018	2.44	0	0	0.00%	1.3%
12/31/2017	2.02	0	0	0.50%	0.2%	12/31/2017	2.09	0	0	0.25%	0.4%	12/31/2017	2.41	0	0	0.00%	0.7%
12/31/2016	2.01	0	0	0.50%	0.6%	12/31/2016	2.08	0	0	0.25%	0.9%	12/31/2016	2.39	0	0	0.00%	1.1%
12/31/2015	2.00	0	0	0.50%	0.2%	12/31/2015	2.06	0	0	0.25%	0.5%	12/31/2015	2.37	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.0%
2018	1.8%
2017	1.2%
2016	1.0%
2015	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Victory Sycamore Established Value Fund A Class - 06-581
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,497,790	$5,030,403	136,988
Receivables: investments sold	-
Payables: investments purchased	(11,403)
Net assets	$5,486,387

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,471,738	2,307,248	$2.37
Band 100	-	-	2.42
Band 75	-	-	2.46
Band 50	-	-	2.51
Band 25	-	-	2.56
Band 0	14,649	5,617	2.61
Total	$5,486,387	2,312,865

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$83,023
Mortality & expense charges	(91,537)
Net investment income (loss)	(8,514)

Gain (loss) on investments:
Net realized gain (loss)	252,118
Realized gain distributions	344,096
Net change in unrealized appreciation (depreciation)	1,118,111
Net gain (loss)	1,714,325

Increase (decrease) in net assets from operations	$1,705,811

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,514)	$(28,055)
Net realized gain (loss)	252,118	177,206
Realized gain distributions	344,096	527,180
Net change in unrealized appreciation (depreciation)	1,118,111	(1,512,408)

Increase (decrease) in net assets from operations	1,705,811	(836,077)

Contract owner transactions:
Proceeds from units sold	1,017,321	1,403,170
Cost of units redeemed	(3,592,955)	(1,824,245)
Account charges	(5,027)	(5,855)
Increase (decrease)	(2,580,661)	(426,930)
Net increase (decrease)	(874,850)	(1,263,007)
Net assets, beginning	6,361,237	7,624,244
Net assets, ending	$5,486,387	$6,361,237

Units sold	502,169	692,346
Units redeemed	(1,589,091)	(904,899)
Net increase (decrease)	(1,086,922)	(212,553)
Units outstanding, beginning	3,399,787	3,612,340
Units outstanding, ending	2,312,865	3,399,787

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$10,472,010
Cost of units redeemed/account charges	(6,968,841)
Net investment income (loss)	(81,641)
Net realized gain (loss)	464,923
Realized gain distributions	1,132,549
Net change in unrealized appreciation (depreciation)	467,387
Net assets	$5,486,387

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.37	2,307	$5,472	1.25%	26.8%	12/31/2019	$2.42	0	$0	1.00%	27.1%	12/31/2019	$2.46	0	$0	0.75%	27.4%
12/31/2018	1.87	3,394	6,350	1.25%	-11.4%	12/31/2018	1.90	0	0	1.00%	-11.1%	12/31/2018	1.93	0	0	0.75%	-10.9%
12/31/2017	2.11	3,608	7,614	1.25%	14.2%	12/31/2017	2.14	0	0	1.00%	14.5%	12/31/2017	2.17	0	0	0.75%	14.8%
12/31/2016	1.85	2,099	3,878	1.25%	19.2%	12/31/2016	1.87	0	0	1.00%	19.5%	12/31/2016	1.89	0	0	0.75%	19.8%
12/31/2015	1.55	300	465	1.25%	-0.6%	12/31/2015	1.56	0	0	1.00%	-0.3%	12/31/2015	1.58	0	0	0.75%	-0.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.51	0	$0	0.50%	27.7%	12/31/2019	$2.56	0	$0	0.25%	28.0%	12/31/2019	$2.61	6	$15	0.00%	28.4%
12/31/2018	1.97	0	0	0.50%	-10.7%	12/31/2018	2.00	0	0	0.25%	-10.5%	12/31/2018	2.03	6	11	0.00%	-10.2%
12/31/2017	2.20	0	0	0.50%	15.1%	12/31/2017	2.23	0	0	0.25%	15.4%	12/31/2017	2.26	5	10	0.00%	15.7%
12/31/2016	1.91	0	0	0.50%	20.1%	12/31/2016	1.93	0	0	0.25%	20.4%	12/31/2016	1.96	3	7	0.00%	20.7%
12/31/2015	1.59	0	0	0.50%	0.2%	12/31/2015	1.61	0	0	0.25%	0.4%	12/31/2015	1.62	2	4	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	1.0%
2017	0.7%
2016	0.6%
2015	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Victory Sycamore Small Company Opportunity Fund A Class - 06-582
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$933,329	$885,512	20,688
Receivables: investments sold	565
Payables: investments purchased	-
Net assets	$933,894

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$933,894	398,751	$2.34
Band 100	-	-	2.39
Band 75	-	-	2.43
Band 50	-	-	2.48
Band 25	-	-	2.53
Band 0	-	-	2.58
Total	$933,894	398,751

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$4,136
Mortality & expense charges	(55,150)
Net investment income (loss)	(51,014)

Gain (loss) on investments:
Net realized gain (loss)	42,997
Realized gain distributions	40,153
Net change in unrealized appreciation (depreciation)	797,946
Net gain (loss)	881,096

Increase (decrease) in net assets from operations	$830,082

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(51,014)	$(71,025)
Net realized gain (loss)	42,997	329,718
Realized gain distributions	40,153	673,397
Net change in unrealized appreciation (depreciation)	797,946	(1,508,639)

Increase (decrease) in net assets from operations	830,082	(576,549)

Contract owner transactions:
Proceeds from units sold	1,357,829	1,362,879
Cost of units redeemed	(6,871,496)	(3,203,374)
Account charges	(22,195)	(38,994)
Increase (decrease)	(5,535,862)	(1,879,489)
Net increase (decrease)	(4,705,780)	(2,456,038)
Net assets, beginning	5,639,674	8,095,712
Net assets, ending	$933,894	$5,639,674

Units sold	644,755	769,619
Units redeemed	(3,254,600)	(1,661,161)
Net increase (decrease)	(2,609,845)	(891,542)
Units outstanding, beginning	3,008,596	3,900,138
Units outstanding, ending	398,751	3,008,596

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$12,675,144
Cost of units redeemed/account charges	(13,808,220)
Net investment income (loss)	(203,398)
Net realized gain (loss)	808,137
Realized gain distributions	1,414,414
Net change in unrealized appreciation (depreciation)	47,817
Net assets	$933,894

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.34	399	$934	1.25%	24.9%	12/31/2019	$2.39	0	$0	1.00%	25.3%	12/31/2019	$2.43	0	$0	0.75%	25.6%
12/31/2018	1.87	3,009	5,640	1.25%	-9.7%	12/31/2018	1.91	0	0	1.00%	-9.5%	12/31/2018	1.94	0	0	0.75%	-9.2%
12/31/2017	2.08	3,900	8,096	1.25%	10.1%	12/31/2017	2.11	0	0	1.00%	10.4%	12/31/2017	2.13	0	0	0.75%	10.6%
12/31/2016	1.89	2,903	5,472	1.25%	28.0%	12/31/2016	1.91	0	0	1.00%	28.4%	12/31/2016	1.93	0	0	0.75%	28.7%
12/31/2015	1.47	613	903	1.25%	-2.0%	12/31/2015	1.49	0	0	1.00%	-1.7%	12/31/2015	1.50	0	0	0.75%	-1.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.48	0	$0	0.50%	25.9%	12/31/2019	$2.53	0	$0	0.25%	26.2%	12/31/2019	$2.58	0	$0	0.00%	26.5%
12/31/2018	1.97	0	0	0.50%	-9.0%	12/31/2018	2.00	0	0	0.25%	-8.8%	12/31/2018	2.04	0	0	0.00%	-8.6%
12/31/2017	2.16	0	0	0.50%	10.9%	12/31/2017	2.20	0	0	0.25%	11.2%	12/31/2017	2.23	0	0	0.00%	11.5%
12/31/2016	1.95	0	0	0.50%	29.0%	12/31/2016	1.97	0	0	0.25%	29.3%	12/31/2016	2.00	0	0	0.00%	29.7%
12/31/2015	1.51	0	0	0.50%	-1.2%	12/31/2015	1.53	0	0	0.25%	-1.0%	12/31/2015	1.54	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.1%
2018	0.2%
2017	0.5%
2016	0.4%
2015	0.2%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Victory Sycamore Established Value Fund R Class - 06-583
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,087,024	$1,028,576	27,899
Receivables: investments sold	14,459
Payables: investments purchased	-
Net assets	$1,101,483

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,078,412	461,077	$2.34
Band 100	-	-	2.38
Band 75	-	-	2.43
Band 50	-	-	2.48
Band 25	-	-	2.52
Band 0	23,071	8,970	2.57
Total	$1,101,483	470,047

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$10,348
Mortality & expense charges	(14,077)
Net investment income (loss)	(3,729)

Gain (loss) on investments:
Net realized gain (loss)	1,998
Realized gain distributions	49,457
Net change in unrealized appreciation (depreciation)	200,195
Net gain (loss)	251,650

Increase (decrease) in net assets from operations	$247,921

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,729)	$(6,777)
Net realized gain (loss)	1,998	130,342
Realized gain distributions	49,457	79,720
Net change in unrealized appreciation (depreciation)	200,195	(319,610)

Increase (decrease) in net assets from operations	247,921	(116,325)

Contract owner transactions:
Proceeds from units sold	527,135	470,677
Cost of units redeemed	(603,346)	(1,166,684)
Account charges	(1,680)	(1,791)
Increase (decrease)	(77,891)	(697,798)
Net increase (decrease)	170,030	(814,123)
Net assets, beginning	931,453	1,745,576
Net assets, ending	$1,101,483	$931,453

Units sold	247,345	227,739
Units redeemed	(280,428)	(558,900)
Net increase (decrease)	(33,083)	(331,161)
Units outstanding, beginning	503,130	834,291
Units outstanding, ending	470,047	503,130

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$4,362,484
Cost of units redeemed/account charges	(4,035,682)
Net investment income (loss)	(37,164)
Net realized gain (loss)	299,708
Realized gain distributions	453,689
Net change in unrealized appreciation (depreciation)	58,448
Net assets	$1,101,483

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.34	461	$1,078	1.25%	26.5%	12/31/2019	$2.38	0	$0	1.00%	26.8%	12/31/2019	$2.43	0	$0	0.75%	27.1%
12/31/2018	1.85	496	917	1.25%	-11.5%	12/31/2018	1.88	0	0	1.00%	-11.3%	12/31/2018	1.91	0	0	0.75%	-11.1%
12/31/2017	2.09	821	1,716	1.25%	14.0%	12/31/2017	2.12	0	0	1.00%	14.3%	12/31/2017	2.15	0	0	0.75%	14.6%
12/31/2016	1.83	635	1,164	1.25%	18.9%	12/31/2016	1.85	0	0	1.00%	19.2%	12/31/2016	1.88	0	0	0.75%	19.5%
12/31/2015	1.54	409	631	1.25%	-0.8%	12/31/2015	1.56	0	0	1.00%	-0.5%	12/31/2015	1.57	0	0	0.75%	-0.3%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.48	0	$0	0.50%	27.4%	12/31/2019	$2.52	0	$0	0.25%	27.8%	12/31/2019	$2.57	9	$23	0.00%	28.1%
12/31/2018	1.94	0	0	0.50%	-10.9%	12/31/2018	1.98	0	0	0.25%	-10.6%	12/31/2018	2.01	7	14	0.00%	-10.4%
12/31/2017	2.18	0	0	0.50%	14.9%	12/31/2017	2.21	0	0	0.25%	15.2%	12/31/2017	2.24	13	29	0.00%	15.4%
12/31/2016	1.90	0	0	0.50%	19.8%	12/31/2016	1.92	0	0	0.25%	20.1%	12/31/2016	1.94	0	0	0.00%	20.4%
12/31/2015	1.58	0	0	0.50%	0.0%	12/31/2015	1.60	0	0	0.25%	0.2%	12/31/2015	1.61	105	169	0.00%	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.0%
2018	0.6%
2017	0.5%
2016	0.4%
2015	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Victory Sycamore Established Value Fund R6 Class - 06-FMX
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,454,041	$1,410,240	35,982
Receivables: investments sold	-
Payables: investments purchased	(11,488)
Net assets	$1,442,553

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,442,553	1,132,360	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$1,442,553	1,132,360

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$21,379
Mortality & expense charges	(19,051)
Net investment income (loss)	2,328

Gain (loss) on investments:
Net realized gain (loss)	(23,853)
Realized gain distributions	65,659
Net change in unrealized appreciation (depreciation)	334,197
Net gain (loss)	376,003

Increase (decrease) in net assets from operations	$378,331

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,328	$1,265
Net realized gain (loss)	(23,853)	5,373
Realized gain distributions	65,659	127,114
Net change in unrealized appreciation (depreciation)	334,197	(330,005)

Increase (decrease) in net assets from operations	378,331	(196,253)

Contract owner transactions:
Proceeds from units sold	515,819	914,186
Cost of units redeemed	(975,989)	(245,443)
Account charges	(428)	(426)
Increase (decrease)	(460,598)	668,317
Net increase (decrease)	(82,267)	472,064
Net assets, beginning	1,524,820	1,052,756
Net assets, ending	$1,442,553	$1,524,820

Units sold	441,080	829,998
Units redeemed	(831,420)	(242,204)
Net increase (decrease)	(390,340)	587,794
Units outstanding, beginning	1,522,700	934,906
Units outstanding, ending	1,132,360	1,522,700

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,464,799
Cost of units redeemed/account charges	(1,269,328)
Net investment income (loss)	3,744
Net realized gain (loss)	(17,511)
Realized gain distributions	217,048
Net change in unrealized appreciation (depreciation)	43,801
Net assets	$1,442,553

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.27	1,132	$1,443	1.25%	27.2%	12/31/2019	$1.28	0	$0	1.00%	27.5%	12/31/2019	$1.29	0	$0	0.75%	27.9%
12/31/2018	1.00	1,523	1,525	1.25%	-11.1%	12/31/2018	1.01	0	0	1.00%	-10.8%	12/31/2018	1.01	0	0	0.75%	-10.6%
12/31/2017	1.13	935	1,053	1.25%	14.6%	12/31/2017	1.13	0	0	1.00%	14.9%	12/31/2017	1.13	0	0	0.75%	15.2%
12/31/2016	0.98	0	0	1.25%	-1.8%	12/31/2016	0.98	0	0	1.00%	-1.8%	12/31/2016	0.98	0	0	0.75%	-1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.30	0	$0	0.50%	28.2%	12/31/2019	$1.31	0	$0	0.25%	28.5%	12/31/2019	$1.32	0	$0	0.00%	28.8%
12/31/2018	1.02	0	0	0.50%	-10.4%	12/31/2018	1.02	0	0	0.25%	-10.2%	12/31/2018	1.03	0	0	0.00%	-9.9%
12/31/2017	1.14	0	0	0.50%	15.5%	12/31/2017	1.14	0	0	0.25%	15.8%	12/31/2017	1.14	0	0	0.00%	16.1%
12/31/2016	0.98	0	0	0.50%	-1.7%	12/31/2016	0.98	0	0	0.25%	-1.7%	12/31/2016	0.98	0	0	0.00%	-1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.4%
2018	1.3%
2017	1.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Victory Sycamore Small Company Opportunity Fund R6 Class - 06-FMY
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,116	$2,255	46
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$2,117

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,117	1,723	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$2,117	1,723

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$17
Mortality & expense charges	(24)
Net investment income (loss)	(7)

Gain (loss) on investments:
Net realized gain (loss)	(19)
Realized gain distributions	91
Net change in unrealized appreciation (depreciation)	363
Net gain (loss)	435

Increase (decrease) in net assets from operations	$428

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7)	$1
Net realized gain (loss)	(19)	-
Realized gain distributions	91	203
Net change in unrealized appreciation (depreciation)	363	(502)

Increase (decrease) in net assets from operations	428	(298)

Contract owner transactions:
Proceeds from units sold	14	2,024
Cost of units redeemed	(51)	-
Account charges	-	-
Increase (decrease)	(37)	2,024
Net increase (decrease)	391	1,726
Net assets, beginning	1,726	-
Net assets, ending	$2,117	$1,726

Units sold	11	1,762
Units redeemed	(50)	-
Net increase (decrease)	(39)	1,762
Units outstanding, beginning	1,762	-
Units outstanding, ending	1,723	1,762

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,038
Cost of units redeemed/account charges	(51)
Net investment income (loss)	(6)
Net realized gain (loss)	(19)
Realized gain distributions	294
Net change in unrealized appreciation (depreciation)	(139)
Net assets	$2,117

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.23	2	$2	1.25%	25.4%	12/31/2019	$1.24	0	$0	1.00%	25.8%	12/31/2019	$1.25	0	$0	0.75%	26.1%
12/31/2018	0.98	2	2	1.25%	-9.4%	12/31/2018	0.98	0	0	1.00%	-9.2%	12/31/2018	0.99	0	0	0.75%	-8.9%
12/31/2017	1.08	0	0	1.25%	10.5%	12/31/2017	1.08	0	0	1.00%	10.8%	12/31/2017	1.09	0	0	0.75%	11.0%
12/31/2016	0.98	0	0	1.25%	-2.2%	12/31/2016	0.98	0	0	1.00%	-2.1%	12/31/2016	0.98	0	0	0.75%	-2.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.26	0	$0	0.50%	26.4%	12/31/2019	$1.27	0	$0	0.25%	26.7%	12/31/2019	$1.28	0	$0	0.00%	27.0%
12/31/2018	0.99	0	0	0.50%	-8.7%	12/31/2018	1.00	0	0	0.25%	-8.5%	12/31/2018	1.01	0	0	0.00%	-8.2%
12/31/2017	1.09	0	0	0.50%	11.3%	12/31/2017	1.09	0	0	0.25%	11.6%	12/31/2017	1.10	0	0	0.00%	11.9%
12/31/2016	0.98	0	0	0.50%	-2.1%	12/31/2016	0.98	0	0	0.25%	-2.1%	12/31/2016	0.98	0	0	0.00%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	1.4%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Victory Trivalent International Small-Cap Fund A Class - 06-GFG
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$81,235	$73,930	5,761
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$81,233

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$81,233	71,797	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$81,233	71,797

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$1,285
Mortality & expense charges	(1,443)
Net investment income (loss)	(158)

Gain (loss) on investments:
Net realized gain (loss)	(20,225)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	46,462
Net gain (loss)	26,237

Increase (decrease) in net assets from operations	$26,079

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(158)	$634
Net realized gain (loss)	(20,225)	(188)
Realized gain distributions	-	4,291
Net change in unrealized appreciation (depreciation)	46,462	(39,157)

Increase (decrease) in net assets from operations	26,079	(34,420)

Contract owner transactions:
Proceeds from units sold	16,491	227,919
Cost of units redeemed	(153,336)	(986)
Account charges	(300)	(214)
Increase (decrease)	(137,145)	226,719
Net increase (decrease)	(111,066)	192,299
Net assets, beginning	192,299	-
Net assets, ending	$81,233	$192,299

Units sold	16,138	214,810
Units redeemed	(157,959)	(1,192)
Net increase (decrease)	(141,821)	213,618
Units outstanding, beginning	213,618	-
Units outstanding, ending	71,797	213,618

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$244,410
Cost of units redeemed/account charges	(154,836)
Net investment income (loss)	476
Net realized gain (loss)	(20,413)
Realized gain distributions	4,291
Net change in unrealized appreciation (depreciation)	7,305
Net assets	$81,233

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	72	$81	1.25%	25.7%	12/31/2019	$1.14	0	$0	1.00%	26.0%	12/31/2019	$1.15	0	$0	0.75%	26.3%
12/31/2018	0.90	214	192	1.25%	-21.5%	12/31/2018	0.90	0	0	1.00%	-21.3%	12/31/2018	0.91	0	0	0.75%	-21.1%
12/31/2017	1.15	0	0	1.25%	14.7%	12/31/2017	1.15	0	0	1.00%	14.8%	12/31/2017	1.15	0	0	0.75%	15.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.15	0	$0	0.50%	26.6%	12/31/2019	$1.16	0	$0	0.25%	26.9%	12/31/2019	$1.17	0	$0	0.00%	27.3%
12/31/2018	0.91	0	0	0.50%	-20.9%	12/31/2018	0.91	0	0	0.25%	-20.7%	12/31/2018	0.92	0	0	0.00%	-20.5%
12/31/2017	1.15	0	0	0.50%	15.1%	12/31/2017	1.15	0	0	0.25%	15.3%	12/31/2017	1.15	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.9%
2018	1.6%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Victory Trivalent International Small-Cap Fund R6 Class - 06-GFH
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$126,480	$116,058	8,813
Receivables: investments sold	-
Payables: investments purchased	(793)
Net assets	$125,687

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$125,687	110,331	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$125,687	110,331

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,328
Mortality & expense charges	(504)
Net investment income (loss)	1,824

Gain (loss) on investments:
Net realized gain (loss)	3,318
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	10,486
Net gain (loss)	13,804

Increase (decrease) in net assets from operations	$15,628

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,824	$2
Net realized gain (loss)	3,318	-
Realized gain distributions	-	5
Net change in unrealized appreciation (depreciation)	10,486	(64)

Increase (decrease) in net assets from operations	15,628	(57)

Contract owner transactions:
Proceeds from units sold	409,689	618
Cost of units redeemed	(299,826)	(294)
Account charges	(71)	-
Increase (decrease)	109,792	324
Net increase (decrease)	125,420	267
Net assets, beginning	267	-
Net assets, ending	$125,687	$267

Units sold	400,338	562
Units redeemed	(290,303)	(266)
Net increase (decrease)	110,035	296
Units outstanding, beginning	296	-
Units outstanding, ending	110,331	296

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$410,307
Cost of units redeemed/account charges	(300,191)
Net investment income (loss)	1,826
Net realized gain (loss)	3,318
Realized gain distributions	5
Net change in unrealized appreciation (depreciation)	10,422
Net assets	$125,687

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	110	$126	1.25%	26.1%	12/31/2019	$1.15	0	$0	1.00%	26.4%	12/31/2019	$1.15	0	$0	0.75%	26.7%
12/31/2018	0.90	0	0	1.25%	-21.3%	12/31/2018	0.91	0	0	1.00%	-21.1%	12/31/2018	0.91	0	0	0.75%	-20.9%
12/31/2017	1.15	0	0	1.25%	14.8%	12/31/2017	1.15	0	0	1.00%	15.0%	12/31/2017	1.15	0	0	0.75%	15.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.16	0	$0	0.50%	27.1%	12/31/2019	$1.17	0	$0	0.25%	27.4%	12/31/2019	$1.18	0	$0	0.00%	27.7%
12/31/2018	0.91	0	0	0.50%	-20.7%	12/31/2018	0.92	0	0	0.25%	-20.5%	12/31/2018	0.92	0	0	0.00%	-20.3%
12/31/2017	1.15	0	0	0.50%	15.3%	12/31/2017	1.15	0	0	0.25%	15.4%	12/31/2017	1.16	0	0	0.00%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	3.7%
2018	2.2%
2017	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Victory Integrity Mid-Cap Value Fund R6 Class - 06-3RF (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.19
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	1.25%	26.3%	12/31/2019	$1.18	0	$0	1.00%	26.6%	12/31/2019	$1.19	0	$0	0.75%	26.9%
12/31/2018	0.94	0	0	1.25%	-6.4%	12/31/2018	0.94	0	0	1.00%	-6.4%	12/31/2018	0.94	0	0	0.75%	-6.4%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	0.50%	27.2%	12/31/2019	$1.19	0	$0	0.25%	27.6%	12/31/2019	$1.20	0	$0	0.00%	27.9%
12/31/2018	0.94	0	0	0.50%	-6.4%	12/31/2018	0.94	0	0	0.25%	-6.4%	12/31/2018	0.94	0	0	0.00%	-6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Victory Integrity Small-Cap Value Fund R6 Class - 06-3JN (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.95
Band 100	-	-	0.95
Band 75	-	-	0.96
Band 50	-	-	0.96
Band 25	-	-	0.96
Band 0	-	-	0.97
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.95	0	$0	1.25%	21.7%	12/31/2019	$0.95	0	$0	1.00%	22.1%	12/31/2019	$0.96	0	$0	0.75%	22.4%
12/31/2018	0.78	0	0	1.25%	-21.9%	12/31/2018	0.78	0	0	1.00%	-21.9%	12/31/2018	0.78	0	0	0.75%	-21.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.96	0	$0	0.50%	22.7%	12/31/2019	$0.96	0	$0	0.25%	23.0%	12/31/2019	$0.97	0	$0	0.00%	23.3%
12/31/2018	0.78	0	0	0.50%	-21.8%	12/31/2018	0.78	0	0	0.25%	-21.7%	12/31/2018	0.78	0	0	0.00%	-21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Victory RS Small Cap Growth Fund R6 Class - 06-33C
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$300,990	$292,144	3,652
Receivables: investments sold	-
Payables: investments purchased	(4,235)
Net assets	$296,755

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$296,755	252,084	$1.18
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$296,755	252,084

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(2,112)
Net investment income (loss)	(2,112)

Gain (loss) on investments:
Net realized gain (loss)	4,548
Realized gain distributions	21,233
Net change in unrealized appreciation (depreciation)	9,916
Net gain (loss)	35,697

Increase (decrease) in net assets from operations	$33,585

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,112)	$(13)
Net realized gain (loss)	4,548	(1)
Realized gain distributions	21,233	619
Net change in unrealized appreciation (depreciation)	9,916	(1,070)

Increase (decrease) in net assets from operations	33,585	(465)

Contract owner transactions:
Proceeds from units sold	284,512	18,447
Cost of units redeemed	(38,661)	-
Account charges	(649)	(14)
Increase (decrease)	245,202	18,433
Net increase (decrease)	278,787	17,968
Net assets, beginning	17,968	-
Net assets, ending	$296,755	$17,968

Units sold	280,606	20,875
Units redeemed	(49,381)	(16)
Net increase (decrease)	231,225	20,859
Units outstanding, beginning	20,859	-
Units outstanding, ending	252,084	20,859

* Date of Fund Inception into Variable Account: 2 /22 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$302,959
Cost of units redeemed/account charges	(39,324)
Net investment income (loss)	(2,125)
Net realized gain (loss)	4,547
Realized gain distributions	21,852
Net change in unrealized appreciation (depreciation)	8,846
Net assets	$296,755

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	252	$297	1.25%	36.7%	12/31/2019	$1.18	0	$0	1.00%	37.0%	12/31/2019	$1.19	0	$0	0.75%	37.3%
12/31/2018	0.86	21	18	1.25%	-13.9%	12/31/2018	0.86	0	0	1.00%	-13.7%	12/31/2018	0.87	0	0	0.75%	-13.5%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	0.50%	37.7%	12/31/2019	$1.20	0	$0	0.25%	38.0%	12/31/2019	$1.20	0	$0	0.00%	38.4%
12/31/2018	0.87	0	0	0.50%	-13.3%	12/31/2018	0.87	0	0	0.25%	-13.1%	12/31/2018	0.87	0	0	0.00%	-12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Victory Sophus Emerging Markets Fund R6 Class - 06-3R9
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$425	$397	19
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$425

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$425	354	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$425	354

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	28
Net gain (loss)	28

Increase (decrease) in net assets from operations	$28

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	28	-

Increase (decrease) in net assets from operations	28	-

Contract owner transactions:
Proceeds from units sold	397	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	397	-
Net increase (decrease)	425	-
Net assets, beginning	-	-
Net assets, ending	$425	$-

Units sold	354	-
Units redeemed	-	-
Net increase (decrease)	354	-
Units outstanding, beginning	-	-
Units outstanding, ending	354	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$397
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	28
Net assets	$425

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.20	0	$0	1.25%	22.0%	12/31/2019	$1.20	0	$0	1.00%	22.3%	12/31/2019	$1.21	0	$0	0.75%	22.6%
12/31/2018	0.98	0	0	1.25%	-1.7%	12/31/2018	0.98	0	0	1.00%	-1.6%	12/31/2018	0.98	0	0	0.75%	-1.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.21	0	$0	0.50%	22.9%	12/31/2019	$1.21	0	$0	0.25%	23.2%	12/31/2019	$1.22	0	$0	0.00%	23.5%
12/31/2018	0.98	0	0	0.50%	-1.6%	12/31/2018	0.98	0	0	0.25%	-1.6%	12/31/2018	0.98	0	0	0.00%	-1.6%
The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Victory Trivalent International Fund-Core Equity R6 Class - 06-3RC (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.19
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.18	0	$0	1.25%	21.1%	12/31/2019	$1.18	0	$0	1.00%	21.4%	12/31/2019	$1.18	0	$0	0.75%	21.7%
12/31/2018	0.97	0	0	1.25%	-2.6%	12/31/2018	0.97	0	0	1.00%	-2.6%	12/31/2018	0.97	0	0	0.75%	-2.6%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.19	0	$0	0.50%	22.0%	12/31/2019	$1.19	0	$0	0.25%	22.3%	12/31/2019	$1.19	0	$0	0.00%	22.6%
12/31/2018	0.97	0	0	0.50%	-2.6%	12/31/2018	0.97	0	0	0.25%	-2.6%	12/31/2018	0.97	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Victory Sycamore Small Company Opportunity Fund R Class - 06-584
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$604,549	$575,315	14,438
Receivables: investments sold	698
Payables: investments purchased	-
Net assets	$605,247

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$605,247	262,867	$2.30
Band 100	-	-	2.35
Band 75	-	-	2.39
Band 50	-	-	2.44
Band 25	-	-	2.48
Band 0	-	-	2.53
Total	$605,247	262,867

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$2,021
Mortality & expense charges	(7,660)
Net investment income (loss)	(5,639)

Gain (loss) on investments:
Net realized gain (loss)	(46,696)
Realized gain distributions	28,470
Net change in unrealized appreciation (depreciation)	149,140
Net gain (loss)	130,914

Increase (decrease) in net assets from operations	$125,275

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,639)	$(9,139)
Net realized gain (loss)	(46,696)	101,787
Realized gain distributions	28,470	71,007
Net change in unrealized appreciation (depreciation)	149,140	(217,806)

Increase (decrease) in net assets from operations	125,275	(54,151)

Contract owner transactions:
Proceeds from units sold	522,263	390,782
Cost of units redeemed	(600,109)	(898,007)
Account charges	(1,060)	(653)
Increase (decrease)	(78,906)	(507,878)
Net increase (decrease)	46,369	(562,029)
Net assets, beginning	558,878	1,120,907
Net assets, ending	$605,247	$558,878

Units sold	249,117	185,756
Units redeemed	(288,967)	(429,984)
Net increase (decrease)	(39,850)	(244,228)
Units outstanding, beginning	302,717	546,945
Units outstanding, ending	262,867	302,717

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$2,909,987
Cost of units redeemed/account charges	(2,765,717)
Net investment income (loss)	(40,052)
Net realized gain (loss)	217,369
Realized gain distributions	254,426
Net change in unrealized appreciation (depreciation)	29,234
Net assets	$605,247

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.30	263	$605	1.25%	24.7%	12/31/2019	$2.35	0	$0	1.00%	25.0%	12/31/2019	$2.39	0	$0	0.75%	25.3%
12/31/2018	1.85	303	559	1.25%	-9.9%	12/31/2018	1.88	0	0	1.00%	-9.7%	12/31/2018	1.91	0	0	0.75%	-9.5%
12/31/2017	2.05	547	1,121	1.25%	9.9%	12/31/2017	2.08	0	0	1.00%	10.1%	12/31/2017	2.11	0	0	0.75%	10.4%
12/31/2016	1.87	652	1,217	1.25%	27.7%	12/31/2016	1.89	0	0	1.00%	28.1%	12/31/2016	1.91	0	0	0.75%	28.4%
12/31/2015	1.46	222	325	1.25%	-2.1%	12/31/2015	1.47	0	0	1.00%	-1.9%	12/31/2015	1.49	0	0	0.75%	-1.7%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$2.44	0	$0	0.50%	25.7%	12/31/2019	$2.48	0	$0	0.25%	26.0%	12/31/2019	$2.53	0	$0	0.00%	26.3%
12/31/2018	1.94	0	0	0.50%	-9.2%	12/31/2018	1.97	0	0	0.25%	-9.0%	12/31/2018	2.01	0	0	0.00%	-8.8%
12/31/2017	2.14	0	0	0.50%	10.7%	12/31/2017	2.17	0	0	0.25%	11.0%	12/31/2017	2.20	0	0	0.00%	11.3%
12/31/2016	1.93	0	0	0.50%	28.7%	12/31/2016	1.95	0	0	0.25%	29.0%	12/31/2016	1.98	0	0	0.00%	29.3%
12/31/2015	1.50	0	0	0.50%	-1.4%	12/31/2015	1.51	0	0	0.25%	-1.2%	12/31/2015	1.53	0	0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.3%
2018	0.1%
2017	0.3%
2016	0.2%
2015	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Wells Fargo International Equity Fund R6 Class - 06-3J7 (Unaudited)
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.98
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$-
Cost of units redeemed/account charges	-
Net investment income (loss)	-
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.98	0	$0	1.25%	14.0%	12/31/2019	$0.98	0	$0	1.00%	14.2%	12/31/2019	$0.99	0	$0	0.75%	14.5%
12/31/2018	0.86	0	0	1.25%	-14.1%	12/31/2018	0.86	0	0	1.00%	-14.0%	12/31/2018	0.86	0	0	0.75%	-14.0%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$0.99	0	$0	0.50%	14.8%	12/31/2019	$0.99	0	$0	0.25%	15.1%	12/31/2019	$0.99	0	$0	0.00%	15.4%
12/31/2018	0.86	0	0	0.50%	-13.9%	12/31/2018	0.86	0	0	0.25%	-13.8%	12/31/2018	0.86	0	0	0.00%	-13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Wells Fargo Special Small Cap Value Fund R6 Class - 06-3JF
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$443,022	$407,468	12,155
Receivables: investments sold	-
Payables: investments purchased	(4,217)
Net assets	$438,805

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$438,805	433,098	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$438,805	433,098

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$5,054
Mortality & expense charges	(1,634)
Net investment income (loss)	3,420

Gain (loss) on investments:
Net realized gain (loss)	2,934
Realized gain distributions	3,516
Net change in unrealized appreciation (depreciation)	35,554
Net gain (loss)	42,004

Increase (decrease) in net assets from operations	$45,424

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,420	$-
Net realized gain (loss)	2,934	-
Realized gain distributions	3,516	-
Net change in unrealized appreciation (depreciation)	35,554	-

Increase (decrease) in net assets from operations	45,424	-

Contract owner transactions:
Proceeds from units sold	441,219	-
Cost of units redeemed	(46,480)	-
Account charges	(1,358)	-
Increase (decrease)	393,381	-
Net increase (decrease)	438,805	-
Net assets, beginning	-	-
Net assets, ending	$438,805	$-

Units sold	482,552	-
Units redeemed	(49,454)	-
Net increase (decrease)	433,098	-
Units outstanding, beginning	-	-
Units outstanding, ending	433,098	-

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$441,219
Cost of units redeemed/account charges	(47,838)
Net investment income (loss)	3,420
Net realized gain (loss)	2,934
Realized gain distributions	3,516
Net change in unrealized appreciation (depreciation)	35,554
Net assets	$438,805

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.01	433	$439	1.25%	27.0%	12/31/2019	$1.02	0	$0	1.00%	27.3%	12/31/2019	$1.02	0	$0	0.75%	27.6%
12/31/2018	0.80	0	0	1.25%	-20.2%	12/31/2018	0.80	0	0	1.00%	-20.2%	12/31/2018	0.80	0	0	0.75%	-20.1%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.02	0	$0	0.50%	28.0%	12/31/2019	$1.03	0	$0	0.25%	28.3%	12/31/2019	$1.03	0	$0	0.00%	28.6%
12/31/2018	0.80	0	0	0.50%	-20.1%	12/31/2018	0.80	0	0	0.25%	-20.0%	12/31/2018	0.80	0	0	0.00%	-19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	2.3%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
Wells Fargo Special Mid Cap Value Fund R6 Class - 06-3J6
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$681,952	$661,652	16,103
Receivables: investments sold	-
Payables: investments purchased	(2,055)
Net assets	$679,897

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$679,897	603,588	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$679,897	603,588

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$6,240
Mortality & expense charges	(2,934)
Net investment income (loss)	3,306

Gain (loss) on investments:
Net realized gain (loss)	4,047
Realized gain distributions	21,590
Net change in unrealized appreciation (depreciation)	20,300
Net gain (loss)	45,937

Increase (decrease) in net assets from operations	$49,243

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,306	$-
Net realized gain (loss)	4,047	-
Realized gain distributions	21,590	-
Net change in unrealized appreciation (depreciation)	20,300	-

Increase (decrease) in net assets from operations	49,243	-

Contract owner transactions:
Proceeds from units sold	693,186	-
Cost of units redeemed	(62,440)	-
Account charges	(92)	-
Increase (decrease)	630,654	-
Net increase (decrease)	679,897	-
Net assets, beginning	-	-
Net assets, ending	$679,897	$-

Units sold	662,340	-
Units redeemed	(58,752)	-
Net increase (decrease)	603,588	-
Units outstanding, beginning	-	-
Units outstanding, ending	603,588	-

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$693,186
Cost of units redeemed/account charges	(62,532)
Net investment income (loss)	3,306
Net realized gain (loss)	4,047
Realized gain distributions	21,590
Net change in unrealized appreciation (depreciation)	20,300
Net assets	$679,897

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	604	$680	1.25%	34.0%	12/31/2019	$1.13	0	$0	1.00%	34.3%	12/31/2019	$1.13	0	$0	0.75%	34.7%
12/31/2018	0.84	0	0	1.25%	-15.9%	12/31/2018	0.84	0	0	1.00%	-15.9%	12/31/2018	0.84	0	0	0.75%	-15.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.14	0	$0	0.50%	35.0%	12/31/2019	$1.14	0	$0	0.25%	35.3%	12/31/2019	$1.14	0	$0	0.00%	35.7%
12/31/2018	0.84	0	0	0.50%	-15.8%	12/31/2018	0.84	0	0	0.25%	-15.7%	12/31/2018	0.84	0	0	0.00%	-15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	1.8%
2018	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
William Blair Small-Mid Cap Growth Fund I Class - 06-3TP
Statement of Net Assets
December 31, 2019
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$165,145	$170,890	6,121
Receivables: investments sold	75
Payables: investments purchased	-
Net assets	$165,220

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$165,220	147,044	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$165,220	147,044

Statement of Operations
For the period ended December 31, 2019
Investment Income:
Dividend income	$-
Mortality & expense charges	(927)
Net investment income (loss)	(927)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	10,891
Net change in unrealized appreciation (depreciation)	(5,745)
Net gain (loss)	5,146

Increase (decrease) in net assets from operations	$4,219

Statement of Changes in Net Assets

	Period ended December 31, 2019 *	Period ended December 31, 2018 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(927)	$-
Net realized gain (loss)	-	-
Realized gain distributions	10,891	-
Net change in unrealized appreciation (depreciation)	(5,745)	-

Increase (decrease) in net assets from operations	4,219	-

Contract owner transactions:
Proceeds from units sold	161,004	-
Cost of units redeemed	-	-
Account charges	(3)	-
Increase (decrease)	161,001	-
Net increase (decrease)	165,220	-
Net assets, beginning	-	-
Net assets, ending	$165,220	$-

Units sold	147,046	-
Units redeemed	(2)	-
Net increase (decrease)	147,044	-
Units outstanding, beginning	-	-
Units outstanding, ending	147,044	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2019
Proceeds from units sold	$161,004
Cost of units redeemed/account charges	(3)
Net investment income (loss)	(927)
Net realized gain (loss)	-
Realized gain distributions	10,891
Net change in unrealized appreciation (depreciation)	(5,745)
Net assets	$165,220

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

			Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.12	147	$165	1.25%	12.4%	12/31/2019	$1.13	0	$0	1.00%	12.6%	12/31/2019	$1.13	0	$0	0.75%	12.8%

			Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2019	$1.13	0	$0	0.50%	13.1%	12/31/2019	$1.13	0	$0	0.25%	13.3%	12/31/2019	$1.14	0	$0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2019	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS

1. Organization

The AUL American Unit Trust (“Variable Account”) was established by American United Life Insurance Company (“AUL”) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

Fund Families
AB	First Eagle	Northern Trust
Alger	Franklin Templeton	Nuveen
Allianz	Frost	Oakmark
American Beacon	Goldman Sachs	Parnassus
American Century	GuideStone	Pax World
American Funds	Harbor	Payden
AMG	Hartford	Pimco
AQR	Invesco	Pioneer
Ariel	Ivy Funds	Principal Funds
Ave Maria	Janus	Prudential
Baron Capital	John Hancock	Putnam Investments
BlackRock	JP Morgan	Russell
BMO Funds	Knights of Columbus	State Street
BNY Mellon	Legg Mason	T. Rowe Price
Calvert	Lord Abbett	Thornburg
Cohen & Steers	Mainstay	TIAA-CREF
Columbia	Manning & Napier	Timothy Plan
CRM	Metropolitan West	Touchstone
Crossmark	MFS	Vanguard
Delaware	Monteagle	Victory
Deutsche	Nationwide	Virtus
DFA	Natixis	Wells Fargo
Federated	Neuberger Berman	William Blair
Fidelity	North Square

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

2. Summary of Significant Accounting Policies

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2019. This includes subaccounts and bands for which there have been no investing transactions or income and expense transactions commenced during 2019.

1

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

For years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $1.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm covers the accompanying statements of net assets of each of the subaccounts as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods, including the related notes (collectively referred to as the “financial statements”). The Report of Independent Registered Public Accounting Firm includes the subaccounts and periods that are audited.

For the year ending December 31, 2019, the subaccounts listed below did not have any investing or other transactions. For each of these subaccounts, the Statement of Net Assets, Statement of Operations, and Statement of Changes in Net Assets for the year ended December 31, 2019, and the financial highlights for 2019 have not been audited.

Subaccount
AllianzGI Retirement 2045 Fund A Class - 06-684
ClearBridge Appreciation Fund R Class - 06-717
Columbia Select Global Growth Fund A Class - 06-904
Columbia Select Small Cap Value Fund Advisor Class - 06-946
Columbia Acorn International Fund Institutional 3 Class - 06-CWF
Fidelity Advisor Diversified Stock Fund M Class - 06-045
Templeton Growth Fund Advisor Class - 06-CNJ
Invesco American Value Fund A Class - 06-070
TIAA-CREF Growth & Income Fund Institutional Class - 06-FGW

For the year ending December 31, 2018, the subaccounts listed below did not have any investing or other transactions. For each of these subaccounts the Statement of Changes in Net Assets for the year ended December 31, 2018, and the financial highlights for 2018, as well as applicable years prior, if similarly no investing or other transactions, have not been audited.

Subaccount
AB Discovery Growth Fund Z Class - 06-GKC
AB Global Bond Fund Z Class - 06-3GC
AB Large Cap Growth Fund Advisor Class - 06-3YR
AB Large Cap Growth Fund Z Class - 06-3FY
AB Small Cap Growth Portfolio Z Class - 06-GKG
Alger Capital Appreciation Institutional Fund Y Class - 06-3GX
Alger Small Cap Focus Fund Y Class - 06-3GY
Alger Small Cap Focus Fund Z Class - 06-3MP
American Century Diversified Bond Fund Investor Class - 06-721
American Century Inflation-Adjusted Bond Fund R6 Class - 06-3KW
American Century International Opportunities Fund A Class - 06-3VH
American Funds American High-Income Trust R6 Class - 06-3MC
2

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

Subaccount
American Funds American Mutual Fund R4 Class - 06-3MK
American Funds American Mutual Fund R6 Class - 06-3M3
American Funds Capital Income Builder R6 Class - 06-3M6
American Funds EuroPacific Growth Fund R5 Class - 06-296
American Funds Inflation Linked Bond Fund R6 Class - 06-3G9
American Funds Intermediate Bond Fund of America R6 Class - 06-GKH
American Funds Investment Company of America R6 Class - 06-3GH
American Funds The Bond Fund of America R6 Class - 06-39V
American Funds The Income Fund of America R6 Class - 06-3M7
American Funds The New Economy Fund R6 Class - 06-3KY
BlackRock Multi-Asset Income Fund K Class - 06-FTF
BMO Large-Cap Growth Fund R6 Class - 06-33F
BMO Large-Cap Growth Fund Y Class - 06-33H
BMO TCH Core Plus Bond Fund Y Class - 06-33J
Calvert US Large Cap Core Responsible Index Fund R6 Class - 06-3FX
Catholic Investor Core Bond Fund Institutional Class - 06-FRN
Catholic Investor Large Cap Growth Fund Institutional Class - 06-FRR
ClearBridge Appreciation Fund IS Class - 06-3G6
ClearBridge International Growth Fund IS Class - 06-3XJ
ClearBridge Large Cap Growth Fund IS Class - 06-GJW
ClearBridge Large Cap Growth Fund R Class - 06-GJX
Cohen & Steers Real Estate Securities Fund, Inc. Z Class - 06-3KT
Columbia Overseas Value Fund A Class - 06-FTM
Columbia Select Mid Cap Value Fund A Class - 06-911
Delaware Emerging Markets Fund R6 Class - 06-3YK
Delaware Small Cap Core Fund R6 Class - 06-3GP
Delaware Small Cap Value Fund R6 Class - 06-3CN
DWS Emerging Markets Equity Fund A Class - 06-3VN
Federated MDT SmallCap Core A Class - 06-4FR
Federated MDT SmallCap Core Institutional Class - 06-4FT
Fidelity Advisor Energy Fund I Class - 06-34W
Fidelity Advisor Energy Fund M Class - 06-34X
Fidelity Advisor International Capital Appreciation Fund M Class - 06-155
Fidelity International Index Fund - 06-3HX
Fidelity Mid Cap Index Fund - 06-3HW
Fidelity Small Cap Index Fund - 06-3HV
Fidelity Total International Index Fund - 06-3WH
Fidelity Total Market Index Fund - 06-3MR
Fidelity U.S. Bond Index Fund - 06-3HT
3

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

Subaccount
Franklin Mutual Global Discovery Fund R6 Class - 06-FXR
GuideStone Funds Emerging Markets Equity Fund Advisor Class - 06-3YV
GuideStone Funds Equity Index Fund Initial Class - 06-3YW
GuideStone Funds Extended-Duration Bond Fund Advisor Class - 06-3YX
GuideStone Funds Global Real Estate Securities Fund Advisor Class - 06-43C
GuideStone Funds Medium-Duration Bond Fund Advisor Class - 06-43H
Hartford Core Equity Fund R6 Class - 06-3YJ
Hartford Schroders International Stock Fund SDR Class - 06-3NX
iShares MSCI Total Intl Idx K Class - 06-46N
iShares Russell 2000 Small-Cap Index Fund K Class - 06-3GR
iShares S&P 500 Index Fund K Class - 06-3G4
Ivy High Income Fund N Class - 06-GMF
Ivy Small Cap Core Fund Y Class - 06-FPF
Janus Henderson Global Technology Fund N Class - 06-3CM
Janus Henderson Venture Fund N Class - 06-3P3
JPMorgan Large Cap Growth Fund R6 Class - 06-3GJ
JPMorgan Large Cap Value Fund R6 Class - 06-3GF
JPMorgan Small Cap Growth Fund R6 Class - 06-3JM
JPMorgan Value Advantage Fund R6 Class - 06-GJJ
Loomis Sayles Bond Fund N Class - 06-3XN
Met West Total Return Bd P Class - 06-47P
MFS Emerging Markets Debt Fund R2 Class - 06-013
MFS International Diversification Fund R6 Class - 06-3MF
MFS New Discovery Fund R3 Class - 06-299
Nuveen International Growth Fund R3 Class - 06-CMJ
Oakmark Equity and Income Fund Institutional Class - 06-3XM
PGIM Day One 2020 Fund R6 Class - 06-44K
PGIM Day One 2025 Fund R6 Class - 06-44M
PGIM Day One 2030 Fund R6 Class - 06-44N
PGIM Day One 2035 Fund R6 Class - 06-44P
PGIM Day One 2040 Fund R6 Class - 06-44R
PGIM Day One 2045 Fund R6 Class - 06-44T
PGIM Day One 2050 Fund R6 Class - 06-44V
PGIM Day One 2055 Fund R6 Class - 06-44W
4

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

Subaccount
PGIM Day One 2060 Fund R6 Class - 06-44X
PGIM Day One Income Fund R6 Class - 06-44G
PGIM High-Yield Fund R2 Class - 06-3FH
PGIM High-Yield Fund R4 Class - 06-3FJ
PGIM Total Return Bond Fund R4 Class - 06-3FM
PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged) Inst Class - 06-3WR
Principal Bond Market Index Fund R3 Class - 06-FHX
Putnam Diversified Income Trust Y Class - 06-897
Putnam Dynamic Asset Allocation Balanced Fund R6 Class - 06-GNN
Putnam Dynamic Asset Allocation Balanced Fund Y Class - 06-GNP
Putnam Dynamic Asset Allocation Conservative Fund A Class - 06-GNR
Putnam Dynamic Asset Allocation Conservative Fund Y Class - 06-GNV
Putnam Dynamic Asset Allocation Growth Fund A Class - 06-GNW
Putnam Dynamic Asset Allocation Growth Fund Y Class - 06-GNY
Putnam Equity Income Fund Y Class - 06-FCF
Putnam Equity Income Fund R6 Class - 06-36H
Putnam Sustainable Future Fund R6 Class - 06-3XC
Russell U.S. Small Cap Equity Fund R6 Class - 06-GCM
T. Rowe Price Financial Services Fund I Class - 06-GPC
T. Rowe Price Mid-Cap Value Fund I Class - 06-FFW
Templeton International Bond Fund A Class - 06-CHN
The Hartford International Opportunities Fund R6 Class - 06-3F7
The Hartford MidCap Fund R3 Class - 06-39R
The Hartford World Bond Fund R4 Class - 06-3YH
The Hartford World Bond Fund R6 Class - 06-3P7
TIAA-CREF Bond Plus Fund Institutional Class - 06-3F4
TIAA-CREF Lifestyle Aggressive Growth Fund Institutional Class - 06-3CK
TIAA-CREF Lifestyle Conservative Fund Institutional Class - 06-3CG
TIAA-CREF Real Estate Securities Fund Institutional Class - 06-3MH
Vanguard FTSE All-World ex-US Index Fund Admiral Class - 06-3CC
Vanguard FTSE Social Index Fund Admiral Class - 06-3WM
Vanguard Long-Term Investment-Grade Fund Admiral Class - 06-GJY
Vanguard Mid-Cap Value Index Fund Admiral Class - 06-3YN
Victory Sophus Emerging Markets Fund R6 Class - 06-3R9
Wells Fargo Special Mid Cap Value Fund R6 Class - 06-3J6
Wells Fargo Special Small Cap Value Fund R6 Class - 06-3JF
William Blair Small-Mid Cap Growth Fund I Class - 06-3TP

Accumulation unit values and total returns for such subaccounts or bands with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expenses for each respective band.

5

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

Banded Accumulation Unit Values and Units Outstanding

Banded accumulation unit values and units outstanding balances are represented based upon the annual expense charges applicable to the Variable Account. Refer to Note 3 for further information.

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

Fair Value Measurements

The value of the investments is based on the closing Net Asset Value (“NAV”) per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account’s subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical assets.

Level 2 –	Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2019, in valuing the Variable Account’s subaccount investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 5,472,793,944	$ -	$ -	$ 5,472,793,944

It is the Variable Account’s policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2019, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

6

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years (current and three prior calendar years) of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account’s Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3. Account Charges

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each participant’s account, which may not exceed $75 per year. The charge is assessed every quarter on a participant’s account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. Administrative charges are waived if the account balance exceeds a certain amount. The charges incurred during the years ended December 31, 2019 and 2018, were $5,520,423 and $4,881,901, respectively.

7

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

3. Account Charges (continued)

On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant’s account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of the original contract purchase. The amount of the withdrawal charge varies depending upon the contract and the number of years the participant’s account has been in existence and ranges from 8% decreasing to 0%. The aggregate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract. The charges incurred during the years ended December 31, 2019 and 2018, were $11,001 and $18,960, respectively.

Mortality and Expense Charges

AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charges assessed to the contract are shown in the table below:

Band	Annual Mortality and Expense Charge

Band 125	1.25%
Band 100	1.00%
Band 75	0.75%
Band 50	0.50%
Band 25	0.25%
Band 0	0.00%

AUL guarantees that the mortality and expense charge will not increase. The mortality and expense charges are recorded as a reduction of accumulation unit value in the accompanying Statement of Operations. The charges incurred during the years ended December 31, 2019 and 2018, were $60,777,741 and $58,140,229 respectively.

4. Investment Transactions

The cost of purchases of investments and proceeds from sales for the year ended December 31, 2019, by each subaccount, are shown below. Subaccounts without any cost of purchases of investments for proceeds from sales were excluded from the table below.

8

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
AB Core Opportunities Fund R Class - 06-148	$ 59,392	$ 527,636
AB Discovery Growth Fund R Class - 06-144	142,911	324,494
AB Discovery Growth Fund Z Class - 06-GKC	14,961	425
AB Discovery Value Fund R Class - 06-149	684,179	1,344,228
AB Discovery Value Fund Z Class - 06-GKF	560,623	35,465
AB Global Bond Fund Z Class - 06-3GC	2,919	4
AB High Income Fund Advisor Class - 06-005	943,173	2,699,140
AB High Income Fund R Class - 06-006	11,072	4,855
AB International Value Fund R Class - 06-153	16,637	75,310
AB Large Cap Growth Fund Advisor Class - 06-3YR	25,171,321	6,313,332
AB Large Cap Growth Fund Z Class - 06-3FY	2,547,785	264,164
AB Small Cap Growth Fund R Class - 06-146	600,625	679,190
AB Small Cap Growth Portfolio Z Class - 06-GKG	434,467	9,246
AB Sustainable International Thematic Fund R Class - 06-147	727	85,940
AB Value Fund R Class - 06-151	37,275	6,267
Alger Balanced Portfolio I-2 Class - 06-505	170,207	491,028
Alger Capital Appreciation Fund Z Class - 06-CPH	271,745	2,304,082
Alger Capital Appreciation Institutional Fund I Class - 06-194	531,210	1,898,514
Alger Capital Appreciation Institutional Fund R Class - 06-196	2,318,264	5,515,397
Alger Capital Appreciation Institutional Fund Y Class - 06-3GX	1,358,873	538,590
Alger Capital Appreciation Portfolio I-2 Class - 06-510	7,135,351	22,674,027
Alger Large Cap Growth Portfolio I-2 Class - 06-500	718,827	4,119,078
Alger Small Cap Focus Fund Y Class - 06-3GY	89,996	12
Alger Small Cap Focus Fund Z Class - 06-3MP	227,261	60,142
Alger Small Cap Growth Institutional Fund I Class - 06-197	158,030	107,383
Alger Small Cap Growth Institutional Fund R Class - 06-198	6,196	4,487
AllianzGI Multi-Asset Income Fund Administrative Class - 06-649	5,473	521,870
AllianzGI NFJ Dividend Value Fund Administrative Class - 06-202	1,486	1,677
AllianzGI NFJ Dividend Value Fund R Class - 06-203	38,114	167,072
AllianzGI NFJ Mid-Cap Value Fund Administrative Class - 06-765	217,097	138,299
AllianzGI NFJ Mid-Cap Value Fund R Class - 06-695	158,847	87,274
AllianzGI NFJ Small-Cap Value Fund Administrative Class - 06-231	334,375	964,777
AllianzGI NFJ Small-Cap Value Fund R Class - 06-700	244,028	413,522
AllianzGI NFJ Small-Cap Value Fund R6 Class - 06-CPJ	221,199	623,337
AllianzGI Retirement 2020 Fund Administrative Class - 06-638	5,062	487,841
AllianzGI Retirement 2020 Fund R6 Class - 06-34G	$ 82,886	$ 365,615

9

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
AllianzGI Retirement 2025 Fund Administrative Class - 06-639	$ 3,406	$ 68,580
AllianzGI Retirement 2025 Fund R6 Class - 06-34H	137,982	64,184
AllianzGI Retirement 2030 Fund Administrative Class - 06-641	10,325	352,557
AllianzGI Retirement 2030 Fund R6 Class - 06-34J	227,766	104,153
AllianzGI Retirement 2035 Fund Administrative Class - 06-642	5,465	213,069
AllianzGI Retirement 2035 Fund R6 Class - 06-34K	349,640	144,818
AllianzGI Retirement 2040 Fund Administrative Class - 06-643	7,056	455,398
AllianzGI Retirement 2040 Fund R6 Class - 06-34M	98,377	30,551
AllianzGI Retirement 2045 Fund Administrative Class - 06-644	11,441	289,702
AllianzGI Retirement 2045 Fund R6 Class - 06-34N	72,466	12,407
AllianzGI Retirement 2050 Fund A Class - 06-686	1,325	46
AllianzGI Retirement 2050 Fund Administrative Class - 06-647	5,338	272,353
AllianzGI Retirement 2050 Fund R6 Class - 06-34P	51,088	9,186
AllianzGI Retirement 2055 Fund Administrative Class - 06-648	14,390	224,620
AllianzGI Retirement 2055 Fund R6 Class - 06-34R	76,056	34,424
American Beacon International Equity Fund Investor Class - 06-33X	4,437	50
American Beacon International Equity Fund R6 Class - 06-33Y	964,383	539,256
American Beacon Small Cap Value Fund R6 Class - 06-34C	74,669	130,413
American Century One Choice 2020 Portfolio A Class - 06-402	3,366,292	9,584,542
American Century One Choice 2020 Portfolio Investor Class - 06-412	6,875,455	15,908,873
American Century One Choice 2020 Portfolio R6 Class - 06-CPR	6,578,674	7,896,225
American Century One Choice 2025 Portfolio A Class - 06-403	4,449,597	11,166,413
American Century One Choice 2025 Portfolio Investor Class - 06-413	7,413,437	14,056,771
American Century One Choice 2025 Portfolio R6 Class - 06-CPT	7,370,368	3,409,853
American Century One Choice 2030 Portfolio A Class - 06-404	6,301,992	8,829,374
American Century One Choice 2030 Portfolio Investor Class - 06-414	8,180,641	10,331,567
American Century One Choice 2030 Portfolio R6 Class - 06-CPV	4,421,474	3,081,444
American Century One Choice 2035 Portfolio A Class - 06-406	6,354,142	8,417,000
American Century One Choice 2035 Portfolio Investor Class - 06-416	12,379,612	10,714,692
American Century One Choice 2035 Portfolio R6 Class - 06-CPW	5,364,039	3,201,874
American Century One Choice 2040 Portfolio A Class - 06-407	4,442,484	7,716,300
American Century One Choice 2040 Portfolio Investor Class - 06-417	7,181,247	9,656,558
American Century One Choice 2040 Portfolio R6 Class - 06-CPX	5,084,895	3,214,316
American Century One Choice 2045 Portfolio A Class - 06-408	3,996,979	6,549,975
American Century One Choice 2045 Portfolio Investor Class - 06-418	7,861,867	7,964,293
American Century One Choice 2045 Portfolio R6 Class - 06-CPY	$ 3,405,569	$ 2,187,079

10

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
American Century One Choice 2050 Portfolio A Class - 06-409	$ 3,323,648	$ 4,785,074
American Century One Choice 2050 Portfolio Investor Class - 06-419	5,183,355	5,890,680
American Century One Choice 2050 Portfolio R6 Class - 06-CRC	2,572,332	2,280,937
American Century One Choice 2055 Portfolio A Class - 06-437	2,574,029	2,931,530
American Century One Choice 2055 Portfolio Investor Class - 06-436	5,567,221	3,487,623
American Century One Choice 2055 Portfolio R6 Class - 06-CRF	1,256,309	965,106
American Century One Choice 2060 Portfolio A Class - 06-CKR	1,019,478	501,075
American Century One Choice 2060 Portfolio Investor Class - 06-CKT	1,686,734	995,489
American Century One Choice 2060 Portfolio R6 Class - 06-CRG	484,858	174,224
American Century One Choice In Retirement Portfolio A Class - 06-426	1,597,561	4,350,957
American Century One Choice In Retirement Portfolio Investor Class - 06-427	1,319,247	3,359,921
American Century One Choice In Retirement Portfolio R6 Class - 06-CRH	742,100	770,887
American Century Disciplined Growth Fund A Class - 06-697	796	7,070
American Century Disciplined Growth Fund Investor Class - 06-694	67,836	653,384
American Century Diversified Bond Fund A Class - 06-722	1,350	66,184
American Century Diversified Bond Fund Investor Class - 06-721	146	-
American Century Emerging Markets Fund A Class - 06-204	16,827	35,894
American Century Emerging Markets Fund Investor Class - 06-206	4,938,488	1,286,286
American Century Emerging Markets Fund R6 Class - 06-CPK	518,627	152,673
American Century Equity Growth Fund A Class - 06-175	760,874	1,482,341
American Century Equity Income Fund A Class - 06-285	1,438,415	3,142,096
American Century Equity Income Fund Investor Class - 06-475	609,070	2,460,069
American Century Equity Income Fund R6 Class - 06-CPM	1,037,160	82,167
American Century Ginnie Mae A Class - 06-435	365,832	1,082,640
American Century Growth Fund A Class - 06-445	262,106	1,024,543
American Century Growth Fund R6 Class - 06-CPN	12,684	50,064
American Century Heritage Fund A Class - 06-290	303,967	1,399,821
American Century Heritage Fund Investor Class - 06-046	332,057	1,312,970
American Century Heritage Fund R6 Class - 06-CPP	168,270	748,150
American Century Income & Growth Investor Class - 06-460	963,277	909,832
American Century Inflation-Adjusted Bond Fund A Class - 06-185	526,712	696,719
American Century Inflation-Adjusted Bond Fund R6 Class - 06-3KW	32,784	17
American Century International Bond A Class - 06-421	414	238
American Century International Bond Investor Class - 06-422	58	496
American Century International Growth A Class - 06-325	$ 6,656	$ 128,569
11

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
American Century International Growth Investor Class - 06-420	$ 264,298	$ 2,258,789
American Century International Opportunities Fund A Class - 06-3VH	36,723	1,653
American Century Large Company Value A Class - 06-355	28,111	181,557
American Century Mid Cap Value Fund A Class - 06-395	753,958	2,815,786
American Century Mid Cap Value Fund Investor Class - 06-396	13,444,322	17,979,611
American Century Mid Cap Value Fund R6 Class - 06-CRJ	6,068,041	2,106,357
American Century Real Estate Fund A Class - 06-380	227,896	586,508
American Century Real Estate Fund Investor Class - 06-269	615,022	1,344,349
American Century Real Estate Fund R6 Class - 06-CRK	132,694	93,131
American Century Select A Class - 06-240	553	48,741
American Century Select Investor Class - 06-440	25,150	17,298
American Century Small Cap Growth A Class - 06-200	539,422	1,012,904
American Century Small Cap Value Fund A Class - 06-390	1,007,577	1,698,299
American Century Small Cap Value Fund Investor Class - 06-470	798,112	2,839,839
American Century Small Cap Value Fund R6 Class - 06-CRM	2,330,925	231,377
American Century Small Company A Class - 06-385	38,152	419,342
American Century Strategic Allocation: Aggressive Fund A Class - 06-400	1,662,217	3,528,082
American Century Strategic Allocation: Aggressive Fund Investor Class - 06-480	1,825,021	22,826,865
American Century Strategic Allocation: Aggressive Fund R6 Class - 06-CRN	330,147	527,228
American Century Strategic Allocation: Conservative Fund A Class - 06-405	828,500	1,265,591
American Century Strategic Allocation: Conservative Fund Investor Cl - 06-485	358,390	5,243,775
American Century Strategic Allocation: Conservative Fund R6 Class - 06-CRP	133,535	266,090
American Century Strategic Allocation: Moderate Fund A Class - 06-415	1,856,174	4,185,753
American Century Strategic Allocation: Moderate Fund Investor Class - 06-490	4,594,435	57,794,805
American Century Strategic Allocation: Moderate Fund R6 Class - 06-CRR	264,081	149,104
American Century Ultra Fund A Class - 06-430	224,528	432,344
American Century Ultra Fund Investor Class - 06-450	216,052	410,719
American Century Ultra Fund R6 Class - 06-CRT	117,376	148,807
American Century Value A Class - 06-698	1,839	5,773
American Century Value Investor Class - 06-696	12,964	2,854
American Century VP Capital Appreciation Fund I Class - 06-410	708,757	3,670,258
American Funds 2010 Target Date Retirement Fund R3 Class - 06-957	794,790	114,343
American Funds 2010 Target Date Retirement Fund R4 Class - 06-958	211,012	423,391
American Funds 2010 Target Date Retirement Fund R6 Class - 06-CRV	2,189,063	1,192,381
American Funds 2015 Target Date Retirement Fund R3 Class - 06-959	316,259	496,855
American Funds 2015 Target Date Retirement Fund R4 Class - 06-969	$ 170,282	$ 491,223
12

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
American Funds 2015 Target Date Retirement Fund R6 Class - 06-CRW	$ 1,018,040	$ 839,626
American Funds 2020 Target Date Retirement Fund R3 Class - 06-971	6,865,389	1,168,782
American Funds 2020 Target Date Retirement Fund R4 Class - 06-972	1,600,276	4,944,706
American Funds 2020 Target Date Retirement Fund R6 Class - 06-CRX	13,488,803	3,605,725
American Funds 2025 Target Date Retirement Fund R3 Class - 06-973	6,120,637	1,826,978
American Funds 2025 Target Date Retirement Fund R4 Class - 06-974	2,919,481	5,006,977
American Funds 2025 Target Date Retirement Fund R6 Class - 06-CRY	12,720,060	3,715,670
American Funds 2030 Target Date Retirement Fund R3 Class - 06-976	4,257,936	1,728,368
American Funds 2030 Target Date Retirement Fund R4 Class - 06-977	2,428,890	1,752,870
American Funds 2030 Target Date Retirement Fund R6 Class - 06-CTC	9,485,313	3,492,117
American Funds 2035 Target Date Retirement Fund R3 Class - 06-978	3,526,358	1,491,378
American Funds 2035 Target Date Retirement Fund R4 Class - 06-979	2,232,238	3,097,020
American Funds 2035 Target Date Retirement Fund R6 Class - 06-CTF	8,639,957	3,000,477
American Funds 2040 Target Date Retirement Fund R3 Class - 06-981	2,735,190	839,716
American Funds 2040 Target Date Retirement Fund R4 Class - 06-982	2,207,953	3,035,960
American Funds 2040 Target Date Retirement Fund R6 Class - 06-CTG	8,593,621	3,114,023
American Funds 2045 Target Date Retirement Fund R3 Class - 06-983	2,353,772	603,564
American Funds 2045 Target Date Retirement Fund R4 Class - 06-984	2,348,752	2,551,671
American Funds 2045 Target Date Retirement Fund R6 Class - 06-CTH	6,934,759	2,006,912
American Funds 2050 Target Date Retirement Fund R3 Class - 06-996	2,015,238	489,409
American Funds 2050 Target Date Retirement Fund R4 Class - 06-997	2,161,671	1,776,102
American Funds 2050 Target Date Retirement Fund R6 Class - 06-CTJ	7,292,849	1,819,714
American Funds 2055 Target Date Retirement Fund R3 Class - 06-998	1,507,362	393,522
American Funds 2055 Target Date Retirement Fund R4 Class - 06-999	1,399,981	470,462
American Funds 2055 Target Date Retirement Fund R6 Class - 06-CTK	3,480,856	827,649
American Funds 2060 Target Date Retirement Fund R3 Class - 06-CGC	465,838	75,107
American Funds 2060 Target Date Retirement Fund R4 Class - 06-CGF	681,094	326,130
American Funds 2060 Target Date Retirement Fund R6 Class - 06-CTM	1,059,033	142,936
American Funds AMCAP Fund R3 Class - 06-182	450,848	2,064,729
American Funds AMCAP Fund R4 Class - 06-207	819,195	6,295,186
American Funds AMCAP Fund R6 Class - 06-CTN	1,099,901	1,744,455
American Funds American Balanced Fund R3 Class - 06-447	$ 3,390,770	$ 6,920,279
13

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
American Funds American Balanced Fund R4 Class - 06-446	$ 7,589,857	$ 25,864,878
American Funds American Balanced Fund R6 Class - 06-CTP	15,933,071	10,271,549
American Funds American High Income Trust R3 Class - 06-184	200,110	145,967
American Funds American High Income Trust R4 Class - 06-208	54,902	100,853
American Funds American High-Income Trust R6 Class - 06-3MC	72,914	33,605
American Funds American Mutual Fund R4 Class - 06-3MK	74,564	3,641
American Funds American Mutual Fund R6 Class - 06-3M3	563,296	41,654
American Funds Capital Income Builder R6 Class - 06-3M6	34,772	61
American Funds Capital World Bond Fund R6 Class - 06-GFN	68,832	45,298
American Funds Capital World Growth and Income Fund R3 Class - 06-183	642,785	1,438,715
American Funds Capital World Growth and Income Fund R4 Class - 06-211	3,444,193	14,983,406
American Funds Capital World Growth and Income Fund R6 Class - 06-CTR	2,241,163	2,427,911
American Funds EuroPacific Growth Fund R3 Class - 06-181	2,363,643	6,002,162
American Funds EuroPacific Growth Fund R4 Class - 06-212	17,853,398	16,104,199
American Funds EuroPacific Growth Fund R5 Class - 06-296	1,987	253
American Funds EuroPacific Growth Fund R6 Class - 06-CTT	8,414,484	6,888,396
American Funds Fundamental Investors R3 Class - 06-213	1,069,054	2,763,231
American Funds Fundamental Investors R4 Class - 06-214	1,863,180	7,379,989
American Funds Fundamental Investors R6 Class - 06-CTV	2,139,912	1,567,544
American Funds Inflation Linked Bond Fund R6 Class - 06-3G9	322	-
American Funds Intermediate Bond Fund of America R3 Class - 06-186	34,071	60,217
American Funds Intermediate Bond Fund of America R4 Class - 06-209	121,600	95,222
American Funds Intermediate Bond Fund of America R6 Class - 06-GKH	26,276	3,827
American Funds Investment Company of America R6 Class - 06-3GH	154	-
American Funds New Perspective Fund R3 Class - 06-502	668,925	1,358,600
American Funds New Perspective Fund R4 Class - 06-503	1,550,122	4,912,007
American Funds New Perspective Fund R6 Class - 06-CTW	3,832,563	1,496,187
American Funds New World Fund R3 Class - 06-691	483,792	609,976
American Funds New World Fund R4 Class - 06-689	3,651,914	6,801,628
American Funds New World Fund R6 Class - 06-CTX	1,418,898	941,050
American Funds SMALLCAP World Fund R3 Class - 06-333	239,716	504,724
American Funds SMALLCAP World Fund R4 Class - 06-332	$ 782,313	$ 1,112,956
14

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
American Funds SMALLCAP World Fund R6 Class - 06-CTY	$ 887,724	$ 545,134
American Funds The Bond Fund of America R6 Class - 06-39V	1,154,725	21,788
American Funds The Growth Fund of America R3 Class - 06-179	2,905,852	3,950,655
American Funds The Growth Fund of America R4 Class - 06-216	3,363,351	14,058,198
American Funds The Growth Fund of America R6 Class - 06-CVC	10,255,765	11,635,247
American Funds The Income Fund of America R6 Class - 06-3M7	14,053	18
American Funds The New Economy Fund R6 Class - 06-3KY	58,365	53
American Funds Washington Mutual Investors Fund R3 Class - 06-449	1,640,435	2,376,828
American Funds Washington Mutual Investors Fund R4 Class - 06-448	16,312,567	10,341,122
American Funds Washington Mutual Investors Fund R6 Class - 06-CVF	4,664,853	3,432,482
AMG Renaissance Large Cap Growth Fund N Class - 06-FXW	1,061	4,561
AMG Managers Cadence Mid Cap Fund Investor Class - 06-846	435	729
AMG Managers Cadence Mid Cap Fund Service Class - 06-199	1,012	4,323
AQR Emerging Multi-Style Fund N Class - 06-AAA	1	4
AQR Large Cap Multi-Style Fund N Class - 06-CCC	5,586	4,421
Ariel Appreciation Fund Investor Class - 06-335	17,203	6,641
Ariel Fund Investor Class - 06-330	43,049	37,665
Ariel International Fund Investor Class - 06-CKV	3,496	154,031
Ave Maria Growth Fund - 06-082	53,149	29,001
Ave Maria Rising Dividend Fund - 06-084	39,478	5,433
Ave Maria Value Fund - 06-081	6,226	3,170
Ave Maria World Equity Fund - 06-085	3,981	6,549
BlackRock Advisor Small Cap Growth Equity Portfolio Institutional Cl - 06-529	283,108	213,609
BlackRock Equity Dividend Fund Institutional Class - 06-587	38,224	82,796
BlackRock Equity Dividend Fund K Class - 06-FRW	59,319	146,914
BlackRock Global Allocation Fund Institutional Class - 06-528	168,643	293,103
BlackRock Global Allocation Fund K Class - 06-FRX	156,212	294,029
BlackRock Global Allocation Fund R Class - 06-527	369,066	754,039
BlackRock Global Dividend Portfolio K Class - 06-CVH	4,252	2,260
BlackRock GNMA Portfolio Service Class - 06-588	551,740	222,404
BlackRock Health Sciences Opportunities Portfolio Institutional Class - 06-CGM	1,591,597	381,097
BlackRock Health Sciences Opportunities Portfolio K Class - 06-CVJ	285,530	74,117
BlackRock Health Sciences Opportunities Portfolio R Class - 06-CGN	121,109	74,040
BlackRock High Yield Bond Portfolio K Class - 06-33K	1,433,563	454,923
BlackRock High Yield Bond Portfolio R Class - 06-CHR	3,263	811
BlackRock High Yield Bond Portfolio Service Class - 06-CHP	$ 267,938	$ 185,073
15

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
BlackRock Mid-Cap Growth Equity Portfolio Fund Institutional Class - 06-GHG	$ 2,668,257	$ 1,595,778
BlackRock Mid-Cap Growth Equity Portfolio Fund K Class - 06-GHH	1,393,607	329,516
BlackRock Mid-Cap Growth Equity Portfolio Fund R Class - 06-GHJ	167,398	1,841
BlackRock Multi-Asset Income Fund A Class - 06-FRY	4,185,326	10,059,620
BlackRock Multi-Asset Income Fund K Class - 06-FTF	261,809	26,592
BlackRock Strategic Income Opportunities Portfolio A Class - 06-FTG	4,048,070	10,623,370
BlackRock Strategic Income Opportunities Portfolio K Class - 06-FTH	313,637	30,678
BlackRock Total Return Fund A Class - 06-093	221,829	1,318,006
BlackRock Total Return Fund K Class - 06-CWC	2,739,350	1,174,363
BlackRock Total Return Fund R Class - 06-901	63,279	70,477
BMO Aggressive Allocation Fund R6 Class - 06-FNH	324,569	345,347
BMO Balanced Allocation Fund R6 Class - 06-FNJ	134,939	1,263,587
BMO Conservative Allocation Fund R6 Class - 06-FNK	13,518	9,383
BMO Growth Allocation Fund R6 Class - 06-FNM	17,363	10,266
BMO Large-Cap Growth Fund R6 Class - 06-33F	827,201	582,781
BMO Large-Cap Growth Fund Y Class - 06-33H	313,092	8,787
BMO Mid-Cap Growth Fund A Class - 06-FRG	20,625	46,342
BMO Mid-Cap Value Fund A Class - 06-FRF	32,567	188,753
BMO Moderate Allocation Fund R6 Class - 06-FNN	145,944	122,953
BMO Small-Cap Growth Fund A Class - 06-FRH	376,876	939,953
BMO TCH Core Plus Bond Fund Y Class - 06-33J	425,615	212,729
BNY Mellon Natural Resources Fund I Class - 06-CCY	103,318	249,881
BrandywineGLOBAL - Global Opportunities Bond Fund FI Class - 06-709	$ 325,601	$ 2,982,767
16

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
BrandywineGLOBAL - Global Opportunities Bond Fund R Class - 06-714	-	$ 24,604
Calvert Equity Portfolio A Class - 06-345	331,605	276,833
Calvert Income Fund A Class - 06-340	79,315	28,478
Calvert Small Cap Fund A Class - 06-516	91,733	33,353
Calvert US Large Cap Core Responsible Index Fund R6 Class - 06-3FX	1,169	8
Calvert VP SRI Mid Cap Growth Portfolio - 06-520	436,459	1,190,883
Catholic Investor Core Bond Fund Institutional Class - 06-FRN	71,109	60
Catholic Investor International Equity Fund Institutional Class - 06-FRP	57,313	5,268
Catholic Investor Large Cap Growth Fund Institutional Class - 06-FRR	61,958	51
Catholic Investor Large Cap Value Fund Institutional Class - 06-FRT	131,139	122,964
Catholic Investor Small Cap Equity Fund Institutional Class - 06-FRV	90,344	50,840
ClearBridge Aggressive Growth Fund FI Class - 06-711	31,555	102,479
ClearBridge Aggressive Growth Fund R Class - 06-716	1,202	6,391
ClearBridge Appreciation Fund FI Class - 06-712	423,035	388,563
ClearBridge Appreciation Fund IS Class - 06-3G6	6,542,328	10,056
ClearBridge International Growth Fund IS Class - 06-3XJ	84,317	3,391
ClearBridge International Value Fund IS Class - 06-GJT	36,173	341,126
ClearBridge Large Cap Growth Fund A Class - 06-GJV	8,781	670
ClearBridge Large Cap Growth Fund IS Class - 06-GJW	1,300	191
ClearBridge Large Cap Growth Fund R Class - 06-GJX	669,553	12,574
Cohen & Steers Real Estate Securities Fund, Inc. Z Class - 06-3KT	99,150	13,975
Columbia Acorn International Fund A Class - 06-693	16,719	19,232
Columbia Acorn International Fund Advisor Class - 06-863	497	3,306
Columbia Acorn International Fund Institutional Class - 06-692	368	175
Columbia Contrarian Core Fund A Class - 06-902	111,257	358,003
Columbia Contrarian Core Fund Advisor Class - 06-095	20,284	317,284
Columbia Dividend Income Fund A Class - 06-903	62,577	24,900
Columbia Dividend Income Fund Advisor Class - 06-096	$ 919,721	$ 941,933
17

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Columbia Emerging Markets Bond Fund A Class - 06-438	$ 5,184	$ 10,236
Columbia Emerging Markets Bond Fund Institutional 3 Class - 06-CWG	78,709	53,040
Columbia Mid Cap Index Fund A Class - 06-334	12,733,912	19,626,364
Columbia Overseas Value Fund A Class - 06-FTM	100,484	4,981
Columbia Overseas Value Fund Advisor Class - 06-FTN	21,354,966	2,595,330
Columbia Overseas Value Fund Institutional 3 Class - 06-FTP	2,009,298	644,764
Columbia Quality Income Fund A Class - 06-914	116,795	148,294
Columbia Quality Income Fund Advisor Class - 06-947	52,628	127,583
Columbia Quality Income Fund Institutional 3 Class - 06-FTT	968,059	71,866
Columbia Select Global Growth Fund Advisor Class - 06-097	6,806	11,975
Columbia Select Large Cap Value Fund A Class - 06-912	2,300	55,522
Columbia Select Large Cap Value Fund Advisor Class - 06-099	327,197	5,376,884
Columbia Select Mid Cap Value Fund A Class - 06-911	99,468	123
Columbia Select Mid Cap Value Fund Advisor Class - 06-098	65,238	23,096
Columbia Select Small Cap Value Fund A Class - 06-913	44,135	296,327
Columbia Seligman Communications and Information Fund A Class - 06-441	464,776	394,348
Columbia Seligman Communications and Information Fund Advisor Class - 06-869	118,387	333,728
Columbia Seligman Communications and Information Fund Inst 3 Class - 06-FTR	28,484	227,906
Columbia Seligman Communications and Information Fund Institutional Cl - 06-443	199,619	1,097,521
Columbia Small Cap Index Fund A Class - 06-336	4,831,479	13,287,016
CRM Mid Cap Value Investor Class - 06-551	2	11
Crossmark Steward Global Equity Income Fund A Class - 06-029	262,527	5,078
Crossmark Steward Large Cap Enhanced Index Fund A Class - 06-030	470	467
Crossmark Steward Small-Mid Cap Enhanced Index Fund A Class - 06-031	23,363	25,164
Delaware Emerging Markets Fund R6 Class - 06-3YK	5,241	230
Delaware Small Cap Core Fund R6 Class - 06-3GP	2,261	18
Delaware Small Cap Value Fund R6 Class - 06-3CN	112,264	40,643
DFA Commodity Strategy Portfolio Institutional Class - 06-GKJ	92,936	61,456
DFA Emerging Markets Core Equity Portfolio Institutional Class - 06-3F9	92,068	134,841
DFA Emerging Markets Portfolio Institutional Class - 06-CWJ	356,579	176,300
DFA Emerging Markets Sustainability Core 1 Portfolio Institutional Cl - 06-3CV	2,725	23
DFA Emerging Markets Value R2 Class - 06-988	25,759	43,397
DFA Five-Year Global Fixed Income Portfolio Institutional Class - 06-3C4	$ 1,449	$ 53
18

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
DFA Global Allocation 60-40 Portfolio Institutional Class - 06-CWM	$ 1,036	$ 6
DFA Global Allocation 60-40 Portfolio R2 Class - 06-991	25,509	2,105
DFA Global Equity Portfolio Institutional Class - 06-CWN	381,465	690,391
DFA Global Equity Portfolio R2 Class - 06-992	733,267	810,324
DFA Global Real Estate Securities Portfolio - 06-3CW	118,543	113,256
DFA Inflation-Protected Securities Portfolio Institutional Class - 06-GKK	280,271	215,603
DFA International Core Equity Portfolio Institutional Class - 06-CWP	4,130,021	704,790
DFA International Small Company Portfolio Institutional Class - 06-CWR	777	155
DFA International Sustainability Core 1 Portfolio - 06-3C7	219,114	33,579
DFA International Value R2 Class - 06-993	60,252	108,888
DFA Investment Grade Portfolio Institutional Class - 06-CWT	198,379	143,847
DFA Real Estate Securities Portfolio Institutional Class - 06-CWV	2,631,904	744,959
DFA U.S. Large Cap Growth Portfolio Institutional Class - 06-CWW	810,819	495,554
DFA U.S. Large Cap Value Portfolio Institutional Class - 06-3C3	594,494	296,757
DFA U.S. Large Company Portfolio - 06-CWX	1,834,293	2,205,185
DFA U.S. Small Cap Growth Portfolio Institutional Class - 06-CWY	61,864	149,879
DFA U.S. Small Cap Portfolio Institutional Class - 06-GFK	1,247,808	513,063
DFA U.S. Sustainability Core 1 Portfolio - 06-3C6	32,410	18,214
DFA U.S. Targeted Value Portfolio Institutional Class - 06-CXC	3,347,691	1,946,287
DFA U.S. Targeted Value Portfolio R2 Class - 06-994	933,344	2,076,030
DFA World Ex U.S. Government Fixed Income Portfolio Institutional Cl - 06-CXF	1,026,860	723,625
DWS CROCI U.S. Fund A Class - 06-FNF	9,003	1,366
DWS Emerging Markets Equity Fund A Class - 06-3VN	3,854	126
DWS Enhanced Commodity Strategy Fund A Class - 06-916	-	3
DWS Enhanced Commodity Strategy Fund S Class - 06-608	3,693	134,376
DWS GNMA Fund A Class - 06-FPY	13,768	104
DWS GNMA Fund S Class - 06-FRC	117,635	55,483
DWS Mid Cap Value Fund A Class - 06-622	4,397	25,354
DWS Mid Cap Value Fund S Class - 06-632	28,568	194,288
DWS RREEF Real Assets Fund A Class - 06-621	134,547	37,741
DWS RREEF Real Assets Fund S Class - 06-631	199	9,493
DWS RREEF Real Estate Securities Fund A Class - 06-613	297,370	496,721
DWS RREEF Real Estate Securities Fund R6 Class - 06-CWH	3,008,565	2,821,135
DWS RREEF Real Estate Securities Fund S Class - 06-617	3,439,143	1,940,520
DWS Small Cap Core Fund A Class - 06-GGK	68,742	16,593
DWS Small Cap Core Fund S Class - 06-GGM	$ 315,963	$ 360,624
19

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Federated High Yield Trust Institutional Class - 06-788	$ 256,671	$ 1,530,417
Federated High Yield Trust R6 Class - 06-GKM	85,361	5,537
Federated High Yield Trust Service Class - 06-918	54,797	19,041
Federated International Equity Fund A Class - 06-CHH	276,194	62,572
Federated International Equity Fund IS Class - 06-CHJ	2,811,200	452,619
Federated International Leaders Fund A Class - 06-065	54,272	336,915
Federated International Leaders Fund Institutional Class - 06-049	324,902	255,395
Federated Kaufmann Large Cap Fund A Class - 06-066	28,586	53,821
Federated Kaufmann Large Cap Fund Institutional Class - 06-050	628,656	487,632
Federated Kaufmann Large Cap Fund R6 Class - 06-CXG	30,480	5,475
Federated MDT All Cap Core Fund A Class - 06-067	49,016	3,851
Federated MDT All Cap Core Fund Institutional Class - 06-051	23,282	19,252
Federated MDT Small Cap Growth Fund A Class - 06-FTW	29,855	14,995
Federated MDT Small Cap Growth Fund Institutional Class - 06-FTV	342,481	30,128
Federated MDT Small Cap Growth Fund R6 Class - 06-FTX	43,446	110,606
Federated MDT SmallCap Core A Class - 06-4FR	219,927	23,373
Federated MDT SmallCap Core Institutional Class - 06-4FT	307,464	708
Fidelity 500 Index Fund - 06-3HR	22,315,960	3,047,859
Fidelity Advisor Balanced Fund I Class - 06-FTY	27,274	7,513
Fidelity Advisor Balanced Fund M Class - 06-FVC	666	789
Fidelity Advisor Balanced Fund Z Class - 06-FVF	77,131	142,148
Fidelity Advisor Diversified International Fund M Class - 06-280	2	3,718
Fidelity Advisor Diversified International Fund Z Class - 06-FVG	15,910	30,634
Fidelity Advisor Diversified Stock Fund Institutional Class - 06-028	2,256	351
Fidelity Advisor Dividend Growth Fund M Class - 06-255	144,094	120,225
Fidelity Advisor Energy Fund I Class - 06-34W	460,061	435,802
Fidelity Advisor Energy Fund M Class - 06-34X	53,914	5,305
Fidelity Advisor Equity Growth Fund M Class - 06-120	136,464	266,190
Fidelity Advisor Equity Income Fund M Class - 06-260	59,466	190,490
Fidelity Advisor Freedom 2010 Fund I Class - 06-CCH	49,359	56,544
Fidelity Advisor Freedom 2010 Fund M Class - 06-195	78,869	143,474
Fidelity Advisor Freedom 2015 Fund I Class - 06-CCJ	63,336	185,921
Fidelity Advisor Freedom 2015 Fund M Class - 06-101	140,314	238,651
Fidelity Advisor Freedom 2020 Fund I Class - 06-CCK	219,240	809,187
Fidelity Advisor Freedom 2020 Fund M Class - 06-102	744,449	1,472,771
Fidelity Advisor Freedom 2025 Fund I Class - 06-CCM	$ 336,645	$ 462,943

20

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Fidelity Advisor Freedom 2025 Fund M Class - 06-103	$ 381,434	$ 598,660
Fidelity Advisor Freedom 2030 Fund I Class - 06-CCN	590,173	1,032,310
Fidelity Advisor Freedom 2030 Fund M Class - 06-106	1,185,558	1,639,731
Fidelity Advisor Freedom 2035 Fund I Class - 06-CCP	288,211	411,028
Fidelity Advisor Freedom 2035 Fund M Class - 06-107	471,466	382,578
Fidelity Advisor Freedom 2040 Fund I Class - 06-CCR	339,972	512,351
Fidelity Advisor Freedom 2040 Fund M Class - 06-108	555,444	752,061
Fidelity Advisor Freedom 2045 Fund I Class - 06-CCT	363,234	423,516
Fidelity Advisor Freedom 2045 Fund M Class - 06-284	348,165	424,331
Fidelity Advisor Freedom 2050 Fund I Class - 06-CCV	346,591	504,974
Fidelity Advisor Freedom 2050 Fund M Class - 06-286	394,670	327,398
Fidelity Advisor Freedom 2055 Fund I Class - 06-CCW	372,653	516,475
Fidelity Advisor Freedom 2055 Fund M Class - 06-394	785,258	226,875
Fidelity Advisor Freedom 2060 Fund I Class - 06-CCX	16,552	20,435
Fidelity Advisor Freedom 2060 Fund M Class - 06-CHG	572	63
Fidelity Advisor Freedom Income Fund I Class - 06-CCG	2,002	3,447
Fidelity Advisor Freedom Income Fund M Class - 06-111	4,086	25,414
Fidelity Advisor Growth & Income Fund M Class - 06-265	130,562	172,269
Fidelity Advisor Growth Opportunities Fund M Class - 06-125	516,910	452,529
Fidelity Advisor International Capital Appreciation Fund M Class - 06-155	18,427,955	1,361,429
Fidelity Advisor International Capital Appreciation Fund Z Class - 06-FVJ	2,732,166	54,698
Fidelity Advisor Leveraged Company Stock Fund A Class - 06-232	36,563	278,231
Fidelity Advisor Leveraged Company Stock Fund M Class - 06-233	435,510	758,208
Fidelity Advisor New Insights Fund A Class - 06-295	$ 36,794	$ 21,773
21

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Fidelity Advisor New Insights Fund M Class - 06-166	$ 204,285	$ 595,265
Fidelity Advisor New Insights Fund Z Class - 06-FVK	38,541	201,351
Fidelity Advisor Real Estate Fund A Class - 06-392	77,595	654,348
Fidelity Advisor Real Estate Fund I Class - 06-047	176,021	808,662
Fidelity Advisor Real Estate Fund M Class - 06-391	10,691	9,997
Fidelity Advisor Small Cap Fund A Class - 06-393	105	131
Fidelity Advisor Small Cap Fund M Class - 06-275	251,704	934,992
Fidelity Advisor Stock Selector All Cap Fund M Class - 06-841	37,424	87,726
Fidelity Advisor Stock Selector Mid Cap Fund M Class - 06-270	110,317	422,152
Fidelity Advisor Strategic Dividend & Income Fund I Class - 06-026	237,165	1,058,304
Fidelity Advisor Strategic Dividend & Income Fund M Class - 06-043	1,493,539	1,513,884
Fidelity Advisor Strategic Income Fund A Class - 06-110	105,274	49,352
Fidelity Advisor Total Bond Fund I Class - 06-027	2,292,222	1,686,821
Fidelity Advisor Total Bond Fund M Class - 06-044	80,003	98,937
Fidelity Advisor Total Bond Fund Z Class - 06-FVM	584,029	299,578
Fidelity Advisor Value Fund A Class - 06-322	3,431	646
Fidelity International Index Fund - 06-3HX	436,263	10,609
Fidelity Mid Cap Index Fund - 06-3HW	6,401,988	1,005,517
Fidelity Small Cap Index Fund - 06-3HV	5,495,340	1,592,995
Fidelity Total International Index Fund - 06-3WH	215,363	801
Fidelity Total Market Index Fund - 06-3MR	60	-
Fidelity U.S. Bond Index Fund - 06-3HT	$ 865,195	$ 123,549
22

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Fidelity VIP Asset Manager Portfolio Initial Class - 06-230	$ 922,274	$ 3,891,632
Fidelity VIP Contrafund Portfolio Initial Class - 06-245	6,023,266	19,013,039
Fidelity VIP Equity-Income Portfolio Initial Class - 06-205	416,437	1,690,295
Fidelity VIP Growth Portfolio Initial Class - 06-210	2,879,493	7,415,465
Fidelity VIP High Income Portfolio Initial Class - 06-215	357,424	670,480
Fidelity VIP Overseas Portfolio Initial Class - 06-220	461,565	1,822,464
Franklin Growth Fund A Class - 06-819	602,862	1,714,319
Franklin Growth Fund Advisor Class - 06-CMX	988,008	1,050,232
Franklin Growth Fund R Class - 06-818	292,777	356,671
Franklin Growth Opportunities Fund Advisor Class - 06-CNW	7,638	101
Franklin Growth Opportunities Fund R Class - 06-CMW	35,872	40,710
Franklin Growth Series R6 Class - 06-FXP	449,724	16,679
Franklin Income Fund Advisor Class - 06-719	157,804	184,952
Franklin Income Fund R Class - 06-724	585,199	605,715
Franklin Mutual Global Discovery Fund R Class - 06-726	3,467	62,353
Franklin Mutual Global Discovery Fund R6 Class - 06-FXR	99,618	109,467
Franklin Mutual Global Discovery Fund Z Class - 06-723	3,815,617	16,054,702
Franklin Small Cap Value Fund A Class - 06-247	54,782	53,838
Franklin Small Cap Value Fund Advisor Class - 06-CMY	22,684	32,673
Franklin Small Cap Value Fund R Class - 06-248	45,417	80,635
Franklin Small Cap Value Fund R6 Class - 06-GKT	67,706	56,579
Franklin Small-Mid Cap Growth Fund Advisor Class - 06-CNC	16,474	8,320
Franklin Small-Mid Cap Growth Fund R Class - 06-890	64,961	150,702
Franklin Strategic Income Fund A Class - 06-821	3	2,588
Franklin Strategic Income Fund R Class - 06-915	188,586	861,863
Franklin Strategic Income Fund R6 Class - 06-CXH	341,682	26,830
Franklin Utilities Fund Advisor Class - 06-FPC	37,335	14,683
Franklin Utilities Fund R Class - 06-FPN	6,679	2,471
Franklin Utilities Fund R6 Class - 06-FNP	22,863	1,321
Goldman Sachs Financial Square Government Fund Admin Class - 06-CGH	7,665,869	5,604,818
Goldman Sachs Financial Square Government Fund R6 Class - 06-CXJ	315,451	188,287
Goldman Sachs Financial Square Government Fund Resource Class - 06-CGJ	2,231,232	2,888,122
Goldman Sachs Growth Opportunities Fund Investor Class - 06-727	468,477	814,375
Goldman Sachs Growth Opportunities Fund Service Class - 06-729	7,156	26,067
Goldman Sachs Growth Strategy Portfolio Institutional Class - 06-249	6,474	4,255
Goldman Sachs Growth Strategy Portfolio Service Class - 06-251	29,556	9,870
Goldman Sachs International Equity Insights Fund Institutional Class - 06-367	1,430,007	489,809
Goldman Sachs International Equity Insights Fund R6 Class - 06-CXM	$ 726,840	$ 468,561
23

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Goldman Sachs International Equity Insights Fund Service Class - 06-368	$ 81,001	$ 90,188
Goldman Sachs Large Cap Growth Insights Fund Investor Class - 06-CKX	8,699,159	10,939,962
Goldman Sachs Large Cap Growth Insights Fund R6 Class - 06-CXN	3,088,199	1,151,102
Goldman Sachs Large Cap Growth Insights Fund Service Class - 06-CKY	3,623,237	5,239,918
Goldman Sachs Large Cap Value Insights Fund Investor Class - 06-052	438,361	1,352,253
Goldman Sachs Large Cap Value Insights Fund R6 Class - 06-CXP	771,067	341,682
Goldman Sachs Large Cap Value Insights Fund Service Class - 06-068	12,559	88,681
Goldman Sachs Mid Cap Value Fund Institutional Class - 06-252	213,637	1,851,856
Goldman Sachs Mid Cap Value Fund R6 Class - 06-CXR	37,738	62,314
Goldman Sachs Mid Cap Value Fund Service Class - 06-253	160,838	603,968
Goldman Sachs Small Cap Value Fund Institutional Class - 06-254	6,411,669	10,447,112
Goldman Sachs Small Cap Value Fund R6 Class - 06-CXT	1,819,664	2,670,871
Goldman Sachs Small Cap Value Fund Service Class - 06-256	2,481,981	3,802,444
Goldman Sachs Technology Opportunities Fund Institutional Class - 06-257	688,521	1,365,724
Goldman Sachs Technology Opportunities Fund Service Class - 06-258	636,982	908,440
Goldman Sachs U.S. Equity Insights Fund Investor Class - 06-053	25,450	18,267
Goldman Sachs U.S. Equity Insights Fund R6 Class - 06-FXT	62,817	413,956
Goldman Sachs U.S. Equity Insights Fund Service Class - 06-069	155,195	201,217
GuideStone Funds Emerging Markets Equity Fund Advisor Class - 06-3YV	14,790	94
GuideStone Funds Equity Index Fund Advisor Class - 06-3YW	26,194	159
GuideStone Funds Extended-Duration Bond Fund Advisor Class - 06-3YX	24,642	144
GuideStone Funds Global Real Estate Securities Fund Advisor Class - 06-43C	24,648	151
GuideStone Funds Medium-Duration Bond Fund Advisor Class - 06-43H	15,037	81
Hartford Core Equity Fund R6 Class - 06-3YJ	63,337	162
Hartford Schroders International Stock Fund SDR Class - 06-3NX	1,382,588	27,843
Hartford Schroders US Small Mid-Cap Opportunities Fund R4 Class - 06-3CT	18,004	139,973
Invesco American Franchise Fund A Class - 06-023	597	120,293
Invesco American Value Fund Y Class - 06-054	13,411	107,631
Invesco Comstock Fund A Class - 06-771	197,153	317,844
Invesco Comstock Fund R Class - 06-772	83,301	832,448
Invesco Diversified Dividend Fund A Class - 06-816	781,142	3,093,580
Invesco Diversified Dividend Fund Investor Class - 06-817	4,961,475	11,902,108
Invesco Diversified Dividend Fund R6 Class - 06-CXV	5,856,994	2,111,921
Invesco Energy Fund A Class - 06-835	108,728	241,200
Invesco Energy Fund Investor Class - 06-810	50,307	145,841
Invesco Floating Rate Fund Y Class - 06-055	49,655	152,217
Invesco Global Health Care Fund A Class - 06-845	37,750	157,548
Invesco Global Health Care Fund Investor Class - 06-815	22,575	94,298
Invesco Global Low Volatility Equity Yield Fund A Class - 06-465	$ 1,264	$ 12,638
24

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Invesco Global Low Volatility Equity Yield Fund R5 Class - 06-229	-	$ 22
Invesco International Growth Fund R Class - 06-193	15,010	146,060
Invesco International Growth Fund R5 Class - 06-192	451,049	6,191,894
Invesco International Growth Fund R6 Class - 06-CXW	30	51
Invesco Mid Cap Core Equity Fund A Class - 06-315	6,839	46,150
Invesco Mid Cap Core Equity Fund R Class - 06-495	38,875	465,927
Invesco Mid Cap Growth Fund A Class - 06-024	22,866	24,039
Invesco Mid Cap Growth Fund R Class - 06-493	6,655	1,558
Invesco Mid Cap Growth Fund R5 Class - 06-494	223,427	229,692
Invesco Oppenheimer Active Allocation Fund A Class - 06-924	1,309	22,042
Invesco Oppenheimer Active Allocation Fund Y Class - 06-893	32,139	26,666
Invesco Oppenheimer Developing Markets Fund A Class - 06-466	1,474,255	4,746,896
Invesco Oppenheimer Developing Markets Fund R6 Class - 06-DDD	3,344,490	3,137,727
Invesco Oppenheimer Developing Markets Fund Y Class - 06-571	1,438,699	2,804,014
Invesco Oppenheimer Global Fund A Class - 06-763	678,849	1,026,554
Invesco Oppenheimer Global Fund R6 Class - 06-FYV	30,250	26,368
Invesco Oppenheimer Global Fund Y Class - 06-752	414,437	240,164
Invesco Oppenheimer Global Opportunities Fund A Class - 06-556	374,940	361,766
Invesco Oppenheimer Global Opportunities Fund R6 Class - 06-FYW	9,950	5,790
Invesco Oppenheimer Global Opportunities Fund Y Class - 06-843	66,365	410,476
Invesco Oppenheimer Global Strategic Income Fund A Class - 06-288	130,158	88,449
Invesco Oppenheimer Global Strategic Income Fund Y Class - 06-751	53,598	23,239
Invesco Oppenheimer Gold & Special Minerals Fund A Class - 06-463	282,450	355,788
Invesco Oppenheimer Gold & Special Minerals Fund R6 Class - 06-34Y	63,955	40,527
Invesco Oppenheimer Gold & Special Minerals Fund Y Class - 06-753	341,883	416,008
Invesco Oppenheimer International Bond Fund A Class - 06-297	169,339	250,241
Invesco Oppenheimer International Bond Fund R6 Class - 06-FYX	166,863	117,777
Invesco Oppenheimer International Bond Fund Y Class - 06-754	2,285,074	702,574
Invesco Oppenheimer International Growth Fund A Class - 06-319	361,899	2,079,872
Invesco Oppenheimer International Growth Fund R6 Class - 06-FNC	3,213,509	5,574,477
Invesco Oppenheimer International Growth Fund Y Class - 06-756	6,619,160	34,840,288
Invesco Oppenheimer International Small-Mid Company Fund A Class - 06-764	86,528	228,414
Invesco Oppenheimer International Small-Mid Company Fund R6 Class - 06-FCC	5,645	3,270
Invesco Oppenheimer International Small-Mid Company Fund Y Class - 06-757	$ 285,091	$ 261,063
25

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Invesco Oppenheimer Main Street All Cap Fund A Class - 06-766	$ 64,916	$ 79,461
Invesco Oppenheimer Main Street Mid Cap Fund A Class - 06-262	362,658	401,302
Invesco Oppenheimer Main Street Mid Cap Fund Y Class - 06-759	308,002	1,799,003
Invesco Oppenheimer Mid Cap Value Fund A Class - 06-767	408,647	286,820
Invesco Oppenheimer Mid Cap Value Fund Y Class - 06-761	19,280	5,939
Invesco Oppenheimer Senior Floating Rate Fund A Class - 06-078	10,002	6,476
Invesco Oppenheimer Senior Floating Rate Fund R6 Class - 06-GCC	234,774	272,652
Invesco Oppenheimer Senior Floating Rate Fund Y Class - 06-062	3,175	3,901
Invesco Oppenheimer Total Return Bond Fund A Class - 06-926	356,584	114,264
Invesco Oppenheimer Total Return Bond Fund Y Class - 06-894	96,175	211,812
Invesco Oppenheimer Value Fund A Class - 06-317	13,705	8,131
Invesco Oppenheimer Value Fund Y Class - 06-762	8,700	737
Invesco Small Cap Growth Fund A Class - 06-320	1,326,391	6,451,791
Invesco Small Cap Growth Fund R Class - 06-595	530,348	1,638,707
Invesco Small Cap Growth Fund R6 Class - 06-CXX	3,579,022	882,792
Invesco Technology Fund A Class - 06-855	34,287	29,515
Invesco Technology Fund Investor Class - 06-805	32,367	19,470
Invesco Value Opportunities Fund A Class - 06-814	505	75
Invesco Value Opportunities Fund R Class - 06-813	21,386	94,515
iShares MSCI Total Intl Idx K Class - 06-46N	1,295,254	66,457
iShares Russell 2000 Small-Cap Index Fund K Class - 06-3GR	168,278	16,864
iShares S&P 500 Index Fund K Class - 06-3G4	2,226,063	54,367
Ivy Asset Strategy Fund R Class - 06-007	10,712	834
Ivy Balanced Fund R Class - 06-009	14,396	1,167
Ivy Balanced Fund Y Class - 06-010	4,089	93,509
Ivy Energy Fund R Class - 06-CGP	87	230
Ivy Energy Fund Y Class - 06-CGR	72,189	438,901
Ivy High Income Fund N Class - 06-GMF	63,538	1,000
Ivy High Income Fund R Class - 06-011	12,402	53,749
Ivy High Income Fund Y Class - 06-012	250,957	176,139
Ivy Science and Technology Fund R Class - 06-CGT	11,924	41,069
Ivy Science and Technology Fund Y Class - 06-CGV	$ 1,453	$ 25,920

26

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Ivy Small Cap Core Fund N Class - 06-FNR	$ 295,438	$ 4,772
Ivy Small Cap Core Fund R Class - 06-FPP	308,794	34,525
Ivy Small Cap Core Fund Y Class - 06-FPF	52,716	412
Janus Henderson Balanced Fund N Class - 06-CYC	3,814,619	3,628,410
Janus Henderson Balanced Fund R Class - 06-612	1,911,296	4,675,537
Janus Henderson Balanced Portfolio Service Class - 06-611	6,657,007	9,909,003
Janus Henderson Enterprise Fund A Class - 06-CMC	215,454	529,692
Janus Henderson Enterprise Fund N Class - 06-CYF	125,493	1,672,562
Janus Henderson Enterprise Fund S Class - 06-CMF	135,837	222,009
Janus Henderson Flexible Bond Fund N Class - 06-CYG	4,046,204	480,072
Janus Henderson Flexible Bond Portfolio Institutional Class - 06-601	3,374,693	20,359,362
Janus Henderson Forty Fund A Class - 06-603	3,515,293	19,200
Janus Henderson Forty Fund R Class - 06-154	289,420	789,681
Janus Henderson Global Equity Income Fund N Class - 06-GMJ	435,874	18,400
Janus Henderson Global Equity Income Fund S Class - 06-GMK	17,147	39,345
Janus Henderson Global Life Sciences Fund S Class - 06-CGW	12,300	71,992
Janus Henderson Global Life Sciences Fund T Class - 06-CGX	8,682	177,354
Janus Henderson Global Research Portfolio Institutional Class - 06-600	371,055	1,931,318
Janus Henderson Global Technology Fund N Class - 06-3CM	175,697	203
Janus Henderson Growth and Income Fund R Class - 06-156	30,537	317,070
Janus Henderson Mid Cap Value Fund A Class - 06-604	15,683	433,558
Janus Henderson Mid Cap Value Fund R Class - 06-261	40,512	426,628
Janus Henderson Mid Cap Value Portfolio Service Class - 06-259	1,043	18,405
Janus Henderson Research Fund A Class - 06-888	248,758	50,190
Janus Henderson Small Cap Value Fund N Class - 06-FCH	753,235	136,363
Janus Henderson Small Cap Value Fund Service Class - 06-615	8,423,086	778,653
Janus Henderson Triton Fund A Class - 06-889	6,614,875	3,976,781
Janus Henderson Triton Fund N Class - 06-CYH	3,951,752	2,872,940
Janus Henderson Triton Fund Service Class - 06-921	$ 616,834	$ 1,267,006

27

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Janus Henderson U.S. Managed Volatility Fund Service Class - 06-954	$ 11,445	$ 99,633
Janus Henderson Venture Fund N Class - 06-3P3	413,892	14,164
John Hancock Bond Fund R6 Class - 06-3HM	2,694	5,162
John Hancock Funds Multi-Index 2010 Lifetime Portfolio R6 Class - 06-3GN	-	4
John Hancock Funds Multi-Index 2015 Lifetime Portfolio R6 Class - 06-3H3	3,543	52
John Hancock Funds Multi-Index 2020 Lifetime Portfolio R6 Class - 06-3H4	12,597	5,204
John Hancock Funds Multi-Index 2025 Lifetime Portfolio R6 Class - 06-3H6	22,392	4,479
John Hancock Funds Multi-Index 2030 Lifetime Portfolio R6 Class - 06-3H7	36,157	1,017
John Hancock Funds Multi-Index 2035 Lifetime Portfolio R6 Class - 06-3H9	66,813	3,593
John Hancock Funds Multi-Index 2040 Lifetime Portfolio R6 Class - 06-3J3	36,469	1,874
John Hancock Funds Multi-Index 2045 Lifetime Portfolio R6 Class - 06-3HF	62,041	2,360
John Hancock Funds Multi-Index 2050 Lifetime Portfolio R6 Class - 06-3HG	20,108	23,496
John Hancock Funds Multi-Index 2055 Lifetime Portfolio R6 Class - 06-3HH	17,376	267
John Hancock Funds Multi-Index 2060 Lifetime Portfolio R6 Class - 06-3HJ	18,247	8,817
John Hancock Funds Multi-Index Income Preservation Portfolio R6 Class - 06-3HP	-	199
JPMorgan Equity Income Fund R4 Class - 06-FXX	63,541	60,535
JPMorgan Equity Income Fund R6 Class - 06-FXY	8,462,692	1,116,759
JPMorgan Government Bond Fund R4 Class - 06-FYC	15,827	102,969
JPMorgan Government Bond Fund R6 Class - 06-FYF	142,206	142,881
JPMorgan Large Cap Growth Fund R6 Class - 06-3GJ	9,289	137
JPMorgan Large Cap Value Fund R6 Class - 06-3GF	192,065	15,335
JPMorgan Mid Cap Growth Fund R4 Class - 06-FYG	1,446,185	412,544
JPMorgan Mid Cap Growth Fund R6 Class - 06-FYH	1,239,688	656,392
JPMorgan Mid Cap Value Fund R4 Class - 06-FYJ	5,974	5,665
JPMorgan Mid Cap Value Fund R6 Class - 06-FYK	335,588	116,218
JPMorgan Small Cap Growth Fund R6 Class - 06-3JM	309,565	3,295
JPMorgan SmartRetirement Blend 2020 Fund R6 Class - 06-GGN	1,492,139	639,931
JPMorgan SmartRetirement Blend 2025 Fund R6 Class - 06-GGP	1,367,926	1,014,624
JPMorgan SmartRetirement Blend 2030 Fund R6 Class - 06-GGR	1,597,525	686,380
JPMorgan SmartRetirement Blend 2035 Fund R6 Class - 06-GGT	1,164,885	987,224
JPMorgan SmartRetirement Blend 2040 Fund R6 Class - 06-GGV	$ 1,013,847	$ 560,029

28

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
JPMorgan SmartRetirement Blend 2045 Fund R6 Class - 06-GGW	$ 1,144,502	$ 638,518
JPMorgan SmartRetirement Blend 2050 Fund R6 Class - 06-GGX	752,317	303,521
JPMorgan SmartRetirement Blend 2055 Fund R6 Class - 06-GGY	482,708	267,672
JPMorgan SmartRetirement Blend 2060 Fund R6 Class - 06-GHC	263,831	130,875
JPMorgan SmartRetirement Blend Inc Fund R6 Class - 06-GHF	71,405	78,801
JPMorgan U.S. Small Company Fund R4 Class - 06-FYM	4,001	11,113
JPMorgan U.S. Small Company Fund R6 Class - 06-FYN	36,623	115,451
JPMorgan Value Advantage Fund R4 Class - 06-GJH	8,345,625	7,772,586
JPMorgan Value Advantage Fund R6 Class - 06-GJJ	2,134,636	135,525
Loomis Sayles Bond Fund N Class - 06-3XN	84,424	43,283
Loomis Sayles Small Cap Growth Fund N Class - 06-3JG	62,655	1,194,385
Lord Abbett Bond-Debenture Fund R3 Class - 06-072	11,306	30,965
Lord Abbett Bond-Debenture Fund R5 Class - 06-CJT	2,591	22
Lord Abbett Calibrated Dividend Growth Fund R3 Class - 06-424	33,672	35,900
Lord Abbett Calibrated Dividend Growth Fund R5 Class - 06-CJV	7,472	4,592
Lord Abbett Developing Growth Fund A Class - 06-732	38,549	62,042
Lord Abbett Developing Growth Fund P Class - 06-960	79,959	1,079,871
Lord Abbett Developing Growth Fund R3 Class - 06-369	1,806,320	1,891,366
Lord Abbett Fundamental Equity Fund R3 Class - 06-731	2,508	8,586
Lord Abbett Growth Leaders Fund I Class - 06-948	7,451	1,862
Lord Abbett Growth Leaders Fund R3 Class - 06-951	3,838	888
Lord Abbett Growth Leaders Fund R5 Class - 06-CJY	1,140,963	268,945
Lord Abbett Growth Opportunities Fund P Class - 06-965	46,378	25,877
Lord Abbett Growth Opportunities Fund R3 Class - 06-371	9,170	13,016
Lord Abbett High Yield Fund A Class - 06-057	13,978	10,661
Lord Abbett High Yield Fund R3 Class - 06-073	67,909	206,028
Lord Abbett High Yield Fund R5 Class - 06-CKF	1,589,307	636,044
Lord Abbett High Yield Fund R6 Class - 06-CYK	147,402	179,289
Lord Abbett International Opportunities Fund R3 Class - 06-36C	230,704	2,998,325
Lord Abbett International Opportunities Fund R5 Class - 06-36F	737,434	4,998,446
Lord Abbett International Opportunities Fund R6 Class - 06-36G	179,361	795,303
Lord Abbett Mid Cap Stock Fund P Class - 06-970	3,460	2,169
Lord Abbett Mid Cap Stock Fund R3 Class - 06-961	$ 824	$ 15,813

29

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Lord Abbett Small Cap Value Fund R3 Class - 06-962	$ 11,142	$ 35,663
Lord Abbett Total Return Fund I Class - 06-949	28,577	160,104
Lord Abbett Total Return Fund R3 Class - 06-952	16,133	70,355
Lord Abbett Total Return Fund R5 Class - 06-CKJ	426,909	261,545
Lord Abbett Value Opportunities Fund A Class - 06-967	70,172	225,430
Lord Abbett Value Opportunities Fund P Class - 06-025	33,401	69,507
Lord Abbett Value Opportunities Fund R3 Class - 06-968	68,655	343,645
Lord Abbett Value Opportunities Fund R5 Class - 06-CKK	452	4,456
Lord Abbett Value Opportunities Fund R6 Class - 06-FYP	50,630	151,736
MainStay Large Cap Growth Fund R6 Class - 06-3HY	501,547	9,009,981
Manning & Napier Pro-Blend Conservative Term Series S Class - 06-222	75,608	1,153,038
Manning & Napier Pro-Blend Extended Term Series S Class - 06-223	122,948	2,493,381
Manning & Napier Pro-Blend Maximum Term Series S Class - 06-224	120,398	2,010,756
Manning & Napier Pro-Blend Moderate Term Series S Class - 06-226	314,916	6,444,556
Met West Total Return Bd P Class - 06-47P	397,429	196,149
MFS Aggressive Growth Allocation Fund R2 Class - 06-074	59,917	668
MFS Aggressive Growth Allocation Fund R3 Class - 06-058	913,651	12,705
MFS Conservative Allocation Fund R2 Class - 06-075	26,302	6,269
MFS Conservative Allocation Fund R3 Class - 06-059	936,108	558,154
MFS Emerging Markets Debt Fund R2 Class - 06-013	194	-
MFS Emerging Markets Debt Fund R3 Class - 06-014	300	1,207
MFS Emerging Markets Debt Fund R6 Class - 06-CYM	9,318	690
MFS Growth Allocation Fund R2 Class - 06-076	16,760	1,480
MFS Growth Allocation Fund R3 Class - 06-060	59,545	141,677
MFS Growth Fund R6 Class - 06-CYN	1,333,789	1,226,149
MFS International Diversification Fund R6 Class - 06-3MF	447,913	33,659
MFS International New Discovery Fund A Class - 06-360	298,135	915,808
MFS International New Discovery Fund R2 Class - 06-379	26,768	24,661
MFS International New Discovery Fund R6 Class - 06-CYP	1,760,075	464,923
MFS International Value Fund R2 Class - 06-822	169,569	137,614
MFS International Value Fund R3 Class - 06-773	620,348	3,457,160
MFS International Value Fund R6 Class - 06-CYR	1,087,027	398,430
MFS Massachusetts Investors Growth Stock Fund R2 Class - 06-387	406,962	463,059
MFS Massachusetts Investors Growth Stock Fund R3 Class - 06-386	$ 1,044,318	$ 10,384,928

30

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
MFS Massachusetts Investors Growth Stock Fund R6 Class - 06-CYT	$ 7,876,780	$ 816,982
MFS Mid Cap Growth Fund A Class - 06-365	17,287,569	7,624,039
MFS Mid Cap Growth Fund R6 Class - 06-GNF	7,894,849	890,464
MFS Mid Cap Value Fund R2 Class - 06-922	983,158	1,631,048
MFS Mid Cap Value Fund R3 Class - 06-891	1,680,076	2,168,682
MFS Mid Cap Value Fund R6 Class - 06-CYV	996,934	1,187,805
MFS Moderate Allocation Fund R2 Class - 06-077	68,832	8,670
MFS Moderate Allocation Fund R3 Class - 06-061	3,121,482	221,735
MFS New Discovery Fund R2 Class - 06-298	12,382	639
MFS New Discovery Fund R3 Class - 06-299	25,235	3
MFS Technology Fund R2 Class - 06-CMG	2,555	3,947
MFS Technology Fund R3 Class - 06-CMH	328,482	780,747
MFS Technology Fund R6 Class - 06-CYW	941,006	351,015
MFS Utilities Fund R2 Class - 06-389	23,825	42,943
MFS Utilities Fund R3 Class - 06-388	103,776	12,731
MFS Value Fund A Class - 06-375	2,149,559	8,485,122
MFS Value Fund R6 Class - 06-CYX	3,296,973	2,319,474
Neuberger Berman Emerging Markets Equity Fund A Class - 06-015	7,461	2,936
Neuberger Berman Emerging Markets Equity Fund R3 Class - 06-016	685	19
Neuberger Berman Focus Fund Advisor Class - 06-880	4,095	51,703
Neuberger Berman Large Cap Value Fund Advisor Class - 06-900	89,833	86,961
Neuberger Berman Small Cap Growth Fund A Class - 06-868	6,893	29,305
Neuberger Berman Small Cap Growth Fund Advisor Class - 06-895	352,684	327,183
Neuberger Berman Small Cap Growth Fund R3 Class - 06-867	102,955	74,128
Neuberger Berman Sustainable Equity Fund A Class - 06-CNY	26,587	15,201
Neuberger Berman Sustainable Equity Fund R3 Class - 06-CPC	90,988	129,073
North Square Multi Strategy Fund A Class - 06-839	19,927	2,455
North Square Oak Ridge Small Cap Growth Fund A Class - 06-629	4,895	11,775
North Square Oak Ridge Small Cap Growth Fund I Class - 06-627	52,157	135,454
Northern Small Cap Value Fund R Class - 06-492	540,923	607,442
Nuveen International Growth Fund A Class - 06-CNM	2,371	18,871
Nuveen International Growth Fund R3 Class - 06-CMJ	17,153	7,082
Nuveen Mid Cap Growth Opportunities Fund A Class - 06-237	66,352	685,081
Nuveen Mid Cap Growth Opportunities Fund R3 Class - 06-238	$ 56,618	$ 302,125

31

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Nuveen Mid Cap Value Fund A Class - 06-234	$ 243,040	$ 101,473
Nuveen Mid Cap Value Fund R3 Class - 06-236	264,498	89,689
Nuveen Real Estate Securities Fund A Class - 06-324	345,059	501,441
Nuveen Real Estate Securities Fund R3 Class - 06-326	371,794	391,788
Nuveen Real Estate Securities Fund R6 Class - 06-FYR	1,432,535	334,486
Nuveen Small Cap Select Fund A Class - 06-239	1,246	66,106
Nuveen Small Cap Select Fund R3 Class - 06-241	825	5,095
Nuveen Small Cap Value Fund A Class - 06-242	27,735	103,943
Nuveen Small Cap Value Fund R3 Class - 06-243	123,428	167,815
Nuveen Small Cap Value Fund R6 Class - 06-FYT	70,416	226,737
Oakmark Equity and Income Fund Institutional Class - 06-3XM	299,648	154,672
Parnassus Core Equity Fund Investor Class - 06-497	1,795,490	22,164,475
Parnassus Fund - 06-496	202,166	1,544,219
Parnassus Mid Cap Fund - 06-498	2,158,506	14,955,470
Pax Balanced Fund Investor Class - 06-568	111,375	127,847
Pax Global Environmental Markets Fund Investor Class - 06-569	90,002	281,033
Payden Emerging Markets Bond Investor Class - 06-501	1,833	11,436
PGIM Day One 2020 Fund R6 Class - 06-44K	373,084	81
PGIM Day One 2025 Fund R6 Class - 06-44M	361,285	55
PGIM Day One 2030 Fund R6 Class - 06-44N	229,739	43
PGIM Day One 2035 Fund R6 Class - 06-44P	320,453	61
PGIM Day One 2040 Fund R6 Class - 06-44R	331,824	58
PGIM Day One 2045 Fund R6 Class - 06-44T	113,771	33
PGIM Day One 2050 Fund R6 Class - 06-44V	119,043	16
PGIM Day One 2055 Fund R6 Class - 06-44W	74,259	10
PGIM Day One 2060 Fund R6 Class - 06-44X	7,077	-
PGIM Day One Income Fund R6 Class - 06-44G	7,769	1
PGIM Global Real Estate Fund A Class - 06-531	74,077	201,559
PGIM Global Real Estate Fund R4 Class - 06-3FP	129,389	39,617
PGIM Global Real Estate Fund R6 Class - 06-FCX	217,431	1,018,308
PGIM Global Real Estate Fund Z Class - 06-526	1,055,369	6,233,873
PGIM High Yield Fund A Class - 06-533	900,560	1,177,703
PGIM High Yield Fund Z Class - 06-532	3,144,244	5,286,306
PGIM High-Yield Fund R2 Class - 06-3FH	$ 13,155	$ 60
32

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
PGIM High-Yield Fund R4 Class - 06-3FJ	$ 937	$ 204
PGIM High-Yield Fund R6 Class - 06-FCY	2,327,163	1,614,813
PGIM Jennison 20-20 Focus A Class - 06-536	22,251	54,336
PGIM Jennison Financial Services Fund A Class - 06-456	176,865	170,998
PGIM Jennison Financial Services Fund Z Class - 06-457	34,676	34,556
PGIM Jennison Focused Growth Fund Z Class - 06-063	7,103	717
PGIM Jennison Health Sciences Fund A Class - 06-458	434,512	1,400,356
PGIM Jennison Health Sciences Fund Z Class - 06-459	1,110,281	6,745,756
PGIM Jennison Mid Cap Growth Fund A Class - 06-461	441,334	806,192
PGIM Jennison Mid Cap Growth Fund R6 Class - 06-FFF	1,900,742	840,024
PGIM Jennison Mid Cap Growth Fund Z Class - 06-462	1,740,559	9,345,606
PGIM Jennison Natural Resources Fund A Class - 06-453	19,233	53,162
PGIM Jennison Natural Resources Fund R6 Class - 06-FFG	170,738	80,507
PGIM Jennison Natural Resources Fund Z Class - 06-454	53,573	412,265
PGIM Jennison Small Company Fund A Class - 06-589	359,769	336,619
PGIM Jennison Small Company Fund R6 Class - 06-GJN	98,232	6,232
PGIM Jennison Small Company Fund Z Class - 06-593	303,320	1,453,762
PGIM QMA Mid Cap Value Fund A Class - 06-080	40,763	153,641
PGIM QMA Mid Cap Value Fund R6 Class - 06-GCF	73,897	75,753
PGIM QMA Mid Cap Value Fund Z Class - 06-064	286,058	1,143,930
PGIM Total Return Bond Fund A Class - 06-538	2,311,668	4,587,137
PGIM Total Return Bond Fund R2 Class - 06-3FK	41,892	204,585
PGIM Total Return Bond Fund R4 Class - 06-3FM	1,202,197	66,662
PGIM Total Return Bond Fund R6 Class - 06-FFH	16,999,618	9,950,792
PGIM Total Return Bond Fund Z Class - 06-537	8,890,695	21,956,858
PIMCO All Asset Fund Admin Class - 06-706	7,960	34,610
PIMCO All Asset Fund Institutional Class - 06-3FC	221,705	33,608
PIMCO All Asset Fund R Class - 06-017	26	30
PIMCO CommoditiesPLUS Strategy Fund Admin Class - 06-896	$ 397	$ 236
33

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
PIMCO Commodity Real Return Strategy Fund Admin Class - 06-018	$ 139,897	$ 154,069
PIMCO Commodity Real Return Strategy Fund R Class - 06-019	4,802	15,100
PIMCO High Yield Fund Admin Class - 06-760	320,235	830,610
PIMCO High Yield Fund Institutional Class - 06-FCJ	84,642	498,636
PIMCO High Yield Fund R Class - 06-705	212,421	451,800
PIMCO Income Fund Admin Class - 06-768	12,163,021	4,725,294
PIMCO Income Fund Institutional Class - 06-FCK	4,137,713	1,863,949
PIMCO Income Fund R Class - 06-769	257,510	798,941
PIMCO Real Return Fund Admin Class - 06-707	493,146	1,325,508
PIMCO Real Return Fund Institutional Class - 06-FCM	1,779,410	760,744
PIMCO Real Return Fund R Class - 06-708	498,757	902,928
PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged) Inst Class - 06-3WR	691,334	342,600
PIMCO Total Return Fund Admin Class - 06-291	1,753,101	2,901,433
PIMCO Total Return Fund Institutional Class - 06-FCN	346,542	145,158
PIMCO Total Return Fund R Class - 06-680	1,993,028	1,446,786
Pioneer Bond Fund A Class - 06-834	1,729,300	4,735,091
Pioneer Bond Fund K Class - 06-FCP	8,797,567	2,415,578
Pioneer Bond Fund Y Class - 06-823	35,243,687	15,763,380
Pioneer Dynamic Credit Fund A Class - 06-022	211	8
Pioneer Equity Income Fund A Class - 06-327	359,908	1,137,600
Pioneer Equity Income Fund K Class - 06-FCR	344,963	383,036
Pioneer Equity Income Fund Y Class - 06-828	1,651,776	6,206,752
Pioneer Fund A Class - 06-833	9,956	43,713
Pioneer Fund VCT Portfolio I Class - 06-590	69,085	141,237
Pioneer Fundamental Growth Fund A Class - 06-628	178,731	1,693,664
Pioneer Fundamental Growth Fund K Class - 06-FCT	237,013	137,095
Pioneer Fundamental Growth Fund Y Class - 06-626	1,245,648	7,380,192
Pioneer Global Equity Fund A Class - 06-GGH	1,390	693
Pioneer Global Equity Fund Y Class - 06-GGJ	522	508
Pioneer High Yield Fund A Class - 06-837	27,832	61,677
Pioneer High Yield Fund Y Class - 06-829	16,325	85,197
Pioneer Mid Cap Value Fund A Class - 06-838	78,192	44,856
Pioneer Mid Cap Value Fund Y Class - 06-831	4,508	101,257
Pioneer Select Mid Cap Growth Fund A Class - 06-836	1,131,135	1,826,493
Pioneer Select Mid Cap Growth Fund K Class - 06-FCV	5,418,862	2,228,594
Pioneer Select Mid Cap Growth VCT Portfolio I Class - 06-591	3,920,943	2,215,577
Pioneer Strategic Income Fund A Class - 06-594	$ 379,184	$ 411,057
34

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Pioneer Strategic Income Fund K Class - 06-FCW	$ 223,372	$ 99,490
Pioneer Strategic Income Fund Y Class - 06-CGG	131,124	202,188
Principal Bond Market Index Fund R3 Class - 06-FHX	5,860	73
Principal Income Fund R6 Class - 06-3JJ	65,742	102,828
Principal International Equity Index Fund R3 Class - 06-CVG	233,397	1,420
Principal LargeCap Growth Fund R6 Class - 06-3JH	37,683	78,006
Principal MidCap S&P 400 Index Fund R3 Class - 06-FPW	491,651	352,119
Principal SmallCap S&P 600 Index Fund R3 Class - 06-FPX	915,204	686,647
Putnam Diversified Income Trust Y Class - 06-897	9,177	6,294
Putnam Dynamic Asset Allocation Balanced Fund R6 Class - 06-GNN	468,409	31
Putnam Dynamic Asset Allocation Balanced Fund Y Class - 06-GNP	30,699,247	32,534,164
Putnam Dynamic Asset Allocation Conservative Fund A Class - 06-GNR	2,516	2,545
Putnam Dynamic Asset Allocation Conservative Fund Y Class - 06-GNV	266,410	278,492
Putnam Dynamic Asset Allocation Growth Fund A Class - 06-GNW	13,613	-
Putnam Dynamic Asset Allocation Growth Fund R6 Class - 06-GNX	8,426	7,421
Putnam Dynamic Asset Allocation Growth Fund Y Class - 06-GNY	149	151
Putnam Equity Income Fund A Class - 06-FCG	590,819	305,739
Putnam Equity Income Fund Y Class - 06-FCF	1,474,509	88,241
Putnam Equity Income Fund R6 Class - 06-36H	790,212	228,729
Putnam Growth Opportunities Fund A Class - 06-938	47,265	12,556
Putnam Growth Opportunities Fund R6 Class - 06-GCG	1,211,902	118,097
Putnam Sustainable Future Fund R6 Class - 06-3XC	2,204	75
Russell Commodity Strategies Fund S Class - 06-491	-	166
Russell Emerging Markets Fund S Class - 06-747	37,149	273,949
Russell Equity Income Fund S Class - 06-742	9	3,494
Russell Global Equity Fund S Class - 06-736	527	28
Russell Global Real Estate Securities Fund R6 Class - 06-FFM	182,289	57,371
Russell Global Real Estate Securities Fund S Class - 06-739	139,490	596,103
Russell Investment Grade Bond Fund S Class - 06-738	48,571	5,250
Russell LifePoints Balanced Strategy Fund R1 Class - 06-659	132,153	136,464
Russell LifePoints Balanced Strategy Fund R5 Class - 06-665	249,690	1,059,290
Russell LifePoints Conservative Strategy Fund R1 Class - 06-661	7,978	11,666
Russell LifePoints Conservative Strategy Fund R5 Class - 06-655	191,021	174,959
Russell LifePoints Equity Growth Strategy Fund R1 Class - 06-662	29,545	44,919
Russell LifePoints Equity Growth Strategy Fund R5 Class - 06-675	$ 56,708	$ 529,859

35

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Russell LifePoints Growth Strategy Fund R1 Class - 06-663	$ 134,674	$ 347,262
Russell LifePoints Growth Strategy Fund R5 Class - 06-670	90,504	472,886
Russell LifePoints Moderate Strategy Fund R1 Class - 06-664	77,122	114,971
Russell LifePoints Moderate Strategy Fund R5 Class - 06-660	42,908	476,530
Russell Short Duration Bond Fund S Class - 06-748	358,627	1,184,191
Russell Sustainable Equity Fund S Class - 06-744	261	37
Russell U.S. Small Cap Equity Fund R6 Class - 06-GCM	55,515	270
Russell U.S. Small Cap Equity Fund S Class - 06-749	675,473	913,673
State Street Equity 500 Index Admin Class - 06-225	39,611,734	75,160,085
State Street Equity 500 Index R Class - 06-167	9,447,968	13,292,662
T. Rowe Price Blue Chip Growth Fund I Class - 06-FFN	26,090,854	7,374,298
T. Rowe Price Blue Chip Growth Fund R Class - 06-720	9,755,834	36,807,426
T. Rowe Price Equity Income Fund I Class - 06-FFP	12,211	44,407
T. Rowe Price Equity Income Fund R Class - 06-775	212,398	1,087,754
T. Rowe Price Equity Income Portfolio - 06-580	1,642,559	6,678,003
T. Rowe Price European Stock Fund - 06-755	606	721
T. Rowe Price Financial Services Fund I Class - 06-GPC	741	2
T. Rowe Price Growth Stock Fund Advisor Class - 06-308	7,140,101	23,813,136
T. Rowe Price Growth Stock Fund I Class - 06-FFR	1,204,438	884,148
T. Rowe Price Growth Stock Fund R Class - 06-780	2,105,408	4,219,499
T. Rowe Price International Stock Fund R Class - 06-715	65,308	49,066
T. Rowe Price International Value Equity Fund Advisor Class - 06-309	430,056	5,401,183
T. Rowe Price International Value Equity Fund I Class - 06-FFT	1,471,785	352,690
T. Rowe Price International Value Equity Fund R Class - 06-795	285,161	653,608
T. Rowe Price Mid-Cap Growth Fund I Class - 06-FFV	735,072	221,041
T. Rowe Price Mid-Cap Growth Fund R Class - 06-790	1,026,959	2,506,076
T. Rowe Price Mid-Cap Value Fund Advisor Class - 06-311	109,724	467,507
T. Rowe Price Mid-Cap Value Fund I Class - 06-FFW	168,991	92
T. Rowe Price Mid-Cap Value Fund R Class - 06-785	$ 65,187	$ 169,946
36

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
T. Rowe Price Real Estate Fund I Class - 06-GFP	$ 152,734	$ 75,388
T. Rowe Price Retirement 2005 Fund Advisor Class - 06-573	107,505	737,089
T. Rowe Price Retirement 2005 Fund I Class - 06-GCN	203,805	10,436
T. Rowe Price Retirement 2005 Fund R Class - 06-576	110,104	323,657
T. Rowe Price Retirement 2010 Fund Advisor Class - 06-574	295,217	658,268
T. Rowe Price Retirement 2010 Fund I Class - 06-GCP	90,425	1,169,859
T. Rowe Price Retirement 2010 Fund R Class - 06-579	168,126	429,464
T. Rowe Price Retirement 2015 Fund Advisor Class - 06-774	1,431,391	5,341,343
T. Rowe Price Retirement 2015 Fund I Class - 06-FFY	3,364,815	3,084,823
T. Rowe Price Retirement 2015 Fund R Class - 06-776	231,765	1,167,167
T. Rowe Price Retirement 2020 Fund Advisor Class - 06-777	4,925,696	21,255,282
T. Rowe Price Retirement 2020 Fund I Class - 06-FGF	9,692,616	2,501,245
T. Rowe Price Retirement 2020 Fund R Class - 06-778	2,061,964	6,500,469
T. Rowe Price Retirement 2025 Fund Advisor Class - 06-779	8,583,460	14,884,341
T. Rowe Price Retirement 2025 Fund I Class - 06-FGG	10,445,658	2,994,682
T. Rowe Price Retirement 2025 Fund R Class - 06-781	2,040,898	5,572,673
T. Rowe Price Retirement 2030 Fund Advisor Class - 06-782	7,456,052	16,455,938
T. Rowe Price Retirement 2030 Fund I Class - 06-FGH	11,451,908	1,441,090
T. Rowe Price Retirement 2030 Fund R Class - 06-783	2,730,357	5,266,857
T. Rowe Price Retirement 2035 Fund Advisor Class - 06-784	5,490,228	17,267,122
T. Rowe Price Retirement 2035 Fund I Class - 06-FGJ	13,109,924	1,618,933
T. Rowe Price Retirement 2035 Fund R Class - 06-786	2,209,862	3,473,229
T. Rowe Price Retirement 2040 Fund Advisor Class - 06-787	5,050,113	14,104,773
T. Rowe Price Retirement 2040 Fund I Class - 06-FGK	10,641,736	1,383,266
T. Rowe Price Retirement 2040 Fund R Class - 06-789	1,753,071	5,657,327
T. Rowe Price Retirement 2045 Fund Advisor Class - 06-791	5,987,513	11,407,544
T. Rowe Price Retirement 2045 Fund I Class - 06-FGM	9,788,227	928,775
T. Rowe Price Retirement 2045 Fund R Class - 06-792	1,809,915	2,818,511
T. Rowe Price Retirement 2050 Fund Advisor Class - 06-793	4,990,836	7,814,362
T. Rowe Price Retirement 2050 Fund I Class - 06-FGN	$ 7,459,028	$ 1,032,221

37

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
T. Rowe Price Retirement 2050 Fund R Class - 06-794	$ 1,710,250	$ 2,560,313
T. Rowe Price Retirement 2055 Fund Advisor Class - 06-796	3,542,168	5,125,842
T. Rowe Price Retirement 2055 Fund I Class - 06-FGP	4,854,044	514,992
T. Rowe Price Retirement 2055 Fund R Class - 06-797	1,131,659	1,759,923
T. Rowe Price Retirement 2060 Fund Advisor Class - 06-CMP	1,401,700	956,376
T. Rowe Price Retirement 2060 Fund I Class - 06-FGR	1,038,553	125,821
T. Rowe Price Retirement 2060 Fund R Class - 06-CMR	487,430	240,045
T. Rowe Price Retirement Balanced I Fund Advisor Class - 06-798	251,374	2,054,730
T. Rowe Price Retirement Balanced I Fund I Class - 06-FFX	1,601,030	110,139
T. Rowe Price Retirement Balanced I Fund R Class - 06-799	213,378	398,893
Templeton Foreign Fund A Class - 06-312	205,104	934,045
Templeton Foreign Fund Advisor Class - 06-CNG	57	4,515
Templeton Foreign Fund R Class - 06-920	97,406	526,154
Templeton Foreign Fund R6 Class - 06-GCR	143,328	411,579
Templeton Global Bond Fund A Class - 06-886	782,913	4,479,879
Templeton Global Bond Fund Advisor Class - 06-CNH	1,497,859	932,079
Templeton Global Bond Fund R Class - 06-887	42,609	186,706
Templeton Global Bond Fund R6 Class - 06-FGT	2,103,379	1,412,926
Templeton Growth Fund A Class - 06-313	25,563	344,195
Templeton Growth Fund R Class - 06-925	7,295	10,568
Templeton International Bond Fund A Class - 06-CHN	938,150	78,870
The Hartford International Opportunities Fund R6 Class - 06-3F7	888,463	5,199
The Hartford MidCap Fund R3 Class - 06-39R	42,155	1,107
The Hartford MidCap Fund R4 Class - 06-39P	3,703	131
The Hartford MidCap Fund R6 Class - 06-39T	405,295	125,444
The Hartford World Bond Fund R4 Class - 06-3YH	10,937,744	485,983
The Hartford World Bond Fund R6 Class - 06-3P7	540,458	51,056
Thornburg Core Growth Fund R3 Class - 06-985	24,940	155,382
Thornburg Core Growth Fund R5 Class - 06-314	75,052	153,460
Thornburg International Value Fund R3 Class - 06-990	$ 192,090	$ 435,123

38

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Thornburg International Value Fund R5 Class - 06-316	$ 44,702	$ 133,407
Thornburg Investment Income Builder Fund R3 Class - 06-987	63,074	137,750
Thornburg Investment Income Builder Fund R5 Class - 06-986	87,876	148,443
Thornburg Limited Term Income Fund R3 Class - 06-995	1,588,767	9,784,104
Thornburg Limited Term Income Fund R5 Class - 06-953	7,088,368	13,864,824
Thornburg Limited Term Income Fund R6 Class - 06-GCV	5,764,731	2,483,886
Thornburg Limited Term U.S. Government Fund R3 Class - 06-104	17,191	34,209
Thornburg Value Fund R3 Class - 06-109	22,570	93,697
TIAA-CREF Bond Index Fund Institutional Class - 06-FGV	642,073	273,175
TIAA-CREF Bond Index Fund Retirement Class - 06-434	1,166,189	2,055,216
TIAA-CREF Bond Plus Fund Institutional Class - 06-3F4	116,237	53,253
TIAA-CREF Bond Plus Fund Retirement Class - 06-939	166,235	183,520
TIAA-CREF Emerging Markets Equity Index Fund Retirement Class - 06-020	388,845	785,490
TIAA-CREF Growth & Income Fund Retirement Class - 06-433	247,108	308,532
TIAA-CREF International Equity Index Fund Institutional Class - 06-FGX	2,252,607	1,264,188
TIAA-CREF International Equity Index fund Retirement Class - 06-428	1,826,502	2,228,910
TIAA-CREF Large-Cap Growth Fund Retirement Class - 06-942	342,351	396,477
TIAA-CREF Large-Cap Growth Index Fund Institutional Class - 06-FGY	6,774,615	4,897,631
TIAA-CREF Large-Cap Growth Index Fund Retirement Class - 06-431	4,359,429	4,723,302
TIAA-CREF Large-Cap Value Fund Retirement Class - 06-943	50,114	193,046
TIAA-CREF Large-Cap Value Index Fund Institutional Class - 06-FHC	2,325,809	1,746,975
TIAA-CREF Large-Cap Value Index Fund Retirement Class - 06-429	2,279,711	19,570,279
TIAA-CREF Lifecycle 2030 Fund Institutional Class - 06-36P	14,102	4,993
TIAA-CREF Lifecycle 2035 Fund Institutional Class - 06-36R	46,198	6,142
TIAA-CREF Lifecycle 2040 Fund Institutional Class - 06-36T	41,215	3,910
TIAA-CREF Lifecycle 2045 Fund Institutional Class - 06-36V	18,958	2,440
TIAA-CREF Lifecycle 2050 Fund Institutional Class - 06-36W	7,201	409
TIAA-CREF Lifecycle Index 2010 Fund Institutional Class - 06-FHF	1,268,064	1,284,580
TIAA-CREF Lifecycle Index 2010 Fund Retirement Class - 06-032	1,892,364	1,595,687
TIAA-CREF Lifecycle Index 2015 Fund Institutional Class - 06-FHG	3,884,948	3,631,354
TIAA-CREF Lifecycle Index 2015 Fund Retirement Class - 06-033	3,416,911	4,621,074
TIAA-CREF Lifecycle Index 2020 Fund Institutional Class - 06-FHH	14,221,914	13,569,261
TIAA-CREF Lifecycle Index 2020 Fund Retirement Class - 06-034	14,912,137	10,752,307
TIAA-CREF Lifecycle Index 2025 Fund Institutional Class - 06-FHJ	20,258,425	9,337,163
TIAA-CREF Lifecycle Index 2025 Fund Retirement Class - 06-035	$ 17,644,039	$ 13,775,693
39

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
TIAA-CREF Lifecycle Index 2030 Fund Institutional Class - 06-FHK	$ 18,782,125	$ 8,575,265
TIAA-CREF Lifecycle Index 2030 Fund Retirement Class - 06-036	20,380,143	10,814,193
TIAA-CREF Lifecycle Index 2035 Fund Institutional Class - 06-FHM	18,795,550	6,371,445
TIAA-CREF Lifecycle Index 2035 Fund Retirement Class - 06-037	17,206,069	10,814,287
TIAA-CREF Lifecycle Index 2040 Fund Institutional Class - 06-FHN	18,235,831	5,776,499
TIAA-CREF Lifecycle Index 2040 Fund Retirement Class - 06-038	15,446,442	11,841,449
TIAA-CREF Lifecycle Index 2045 Fund Institutional Class - 06-FHP	15,721,527	5,567,807
TIAA-CREF Lifecycle Index 2045 Fund Retirement Class - 06-039	13,301,277	9,532,653
TIAA-CREF Lifecycle Index 2050 Fund Institutional Class - 06-FHR	15,403,676	5,303,225
TIAA-CREF Lifecycle Index 2050 Fund Retirement Class - 06-040	15,136,726	11,893,147
TIAA-CREF Lifecycle Index 2055 Fund Institutional Class - 06-FHT	10,005,210	2,991,762
TIAA-CREF Lifecycle Index 2055 Fund Retirement Class - 06-041	9,220,384	6,035,959
TIAA-CREF Lifecycle Index 2060 Fund Institutional Class - 06-FHV	4,320,810	1,373,451
TIAA-CREF Lifecycle Index 2060 Fund Retirement Class - 06-CMV	4,407,607	1,784,112
TIAA-CREF Lifecycle Index Retirement Income Fund Institutional Class - 06-FHW	1,593,165	786,468
TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class - 06-042	1,586,856	2,369,575
TIAA-CREF Lifestyle Aggressive Growth Fund Institutional Class - 06-3CK	263,210	26
TIAA-CREF Lifestyle Conservative Fund Institutional Class - 06-3CG	176,684	11
TIAA-CREF Mid-Cap Growth Fund Retirement Class - 06-944	99,079	520,053
TIAA-CREF Real Estate Securities Fund Institutional Class - 06-3MH	72,578	199
TIAA-CREF Social Choice Bond Fund Institutional Class - 06-GCW	333,655	231,209
TIAA-CREF Social Choice Bond Fund R Class - 06-CNK	1,302	37,693
TIAA-CREF Social Choice Equity Fund Institutional Class - 06-GCX	3,072,154	1,098,348
TIAA-CREF Social Choice Equity Fund Retirement Class - 06-432	499,117	1,740,291
TIAA-CREF Social Choice International Equity Fund Institutional Class - 06-GCY	75,661	25,947
Timothy Plan Conservative Growth Fund A Class - 06-339	47,575	87,802
Timothy Plan Strategic Growth Fund A Class - 06-341	4,432	95,371
Touchstone Flexible Income Fund A Class - 06-703	4,362	22,430
Touchstone Focused Fund A Class - 06-619	56,783	68,830
Touchstone Focused Fund Y Class - 06-624	10,836	18,656
Touchstone Growth Opportunities Fund A Class - 06-699	69,216	179,778
Touchstone Mid Cap Growth Fund Institutional Class - 06-GPJ	$ 840	$ 15
40

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Touchstone Sustainability and Impact Equity Fund A Class - 06-701	-	$ 457
Touchstone Value Fund A Class - 06-702	896	408
Vanguard 500 Index Fund Admiral Class - 06-FHY	27,080,697	24,078,431
Vanguard Balanced Index Fund Admiral Class - 06-FJC	4,819,035	1,405,232
Vanguard Developed Markets Index Fund Admiral Class - 06-FJF	1,740,743	1,411,057
Vanguard Emerging Markets Stock Index Fund Admiral Class - 06-FJG	598,345	315,497
Vanguard Energy Fund Admiral Class - 06-FJH	274,899	257,213
Vanguard Equity Income Fund Admiral Class - 06-FJJ	3,538,326	6,094,544
Vanguard Explorer Fund Admiral Class - 06-FJK	5,919,928	1,459,280
Vanguard Extended Market Index Fund Admiral Class - 06-FJM	995,456	1,126,337
Vanguard FTSE All-World ex-US Index Fund Admiral Class - 06-3CC	7,171	251
Vanguard FTSE Social Index Fund Admiral Class - 06-3WM	130,413	12,168
Vanguard GNMA Fund Admiral Class - 06-GFM	377,796	389,780
Vanguard Growth Index Fund Admiral Class - 06-FJN	571,238	376,681
Vanguard Health Care Fund Admiral Class - 06-FJP	74,971	122,894
Vanguard High-Yield Corporate Fund Admiral Class - 06-FJR	1,361,369	1,135,069
Vanguard Inflation-Protected Securities Fund Admiral Class - 06-GFC	743,842	125,985
Vanguard Intermediate-Term Bond Index Fund Admiral Class - 06-FJT	2,145,075	932,738
Vanguard Intermediate-Term Investment-Grade Fund Admiral Class - 06-FJV	44,166	115,875
Vanguard Intermediate-Term Treasury Fund Admiral Class - 06-FJW	1,705,583	236,190
Vanguard Intermediate-Term Treasury Index Fund Admiral Class - 06-3C9	13,723	1,768
Vanguard International Growth Fund Admiral Class - 06-3F6	2,146,714	495,703
Vanguard LifeStrategy Conservative Growth Fund Investor Class - 06-FJX	363,895	168,793
Vanguard LifeStrategy Growth Fund Investor Class - 06-FJY	3,508,466	1,888,682
Vanguard LifeStrategy Income Fund Investor Class - 06-FKC	2,394	141
Vanguard LifeStrategy Moderate Growth Fund Investor Class - 06-FKF	3,442,185	1,766,192
Vanguard Long-Term Investment-Grade Fund Admiral Class - 06-GJY	199,125	99,121
Vanguard Materials Index Fund Admiral Class - 06-FKG	5,084	303
Vanguard Mid-Cap Growth Fund Investor Class - 06-FKH	3,594,575	5,890,418
Vanguard Mid-Cap Index Fund Admiral Class - 06-FKJ	17,926,386	6,414,115
Vanguard Mid-Cap Value Index Fund Admiral Class - 06-3YN	310,475	155,132
Vanguard REIT Index Fund Admiral Class - 06-FKK	2,909,478	806,117
Vanguard Selected Value Fund Investor Class - 06-FKM	1,390,355	3,290,211
Vanguard Short Term Federal Fund Investor Class - 06-305	123,774	587,052
Vanguard Small-Cap Growth Index Fund Admiral Class - 06-FKP	1,981,754	2,728,241
Vanguard Small-Cap Index Fund Admiral Class - 06-FKR	10,517,153	5,940,579
Vanguard Small-Cap Value Index Fund Admiral Class - 06-FKN	637,158	470,805
Vanguard Target Retirement 2015 Fund Investor Class - 06-FKV	$ 557,037	$ 319,094

41

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Vanguard Target Retirement 2020 Fund Investor Class - 06-FKW	$ 5,027,511	$ 2,835,113
Vanguard Target Retirement 2025 Fund Investor Class - 06-FKX	5,805,811	3,165,753
Vanguard Target Retirement 2030 Fund Investor Class - 06-FKY	7,091,300	4,530,538
Vanguard Target Retirement 2035 Fund Investor Class - 06-FMC	3,282,635	1,597,146
Vanguard Target Retirement 2040 Fund Investor Class - 06-FMF	3,971,354	2,801,388
Vanguard Target Retirement 2045 Fund Investor Class - 06-FMG	2,113,020	654,322
Vanguard Target Retirement 2050 Fund Investor Class - 06-FMH	2,821,934	1,438,911
Vanguard Target Retirement 2055 Fund Investor Class - 06-FMJ	1,253,036	1,383,377
Vanguard Target Retirement 2060 Fund Investor Class - 06-FMK	739,347	294,838
Vanguard Target Retirement 2065 Fund Investor Class - 06-34V	5,522	343
Vanguard Target Retirement Income Fund Investor Class - 06-FMM	339,072	664,593
Vanguard Total Bond Market Index Fund Admiral Class - 06-FMN	2,265,672	2,947,625
Vanguard Total International Bond Index Fund Admiral Class - 06-FMP	79,354	96,831
Vanguard Total International Stock Index Fund Admiral Class - 06-FMR	7,548,114	2,749,486
Vanguard Total Stock Market Index Fund Admiral Class - 06-FMT	8,847,856	5,121,109
Vanguard U.S Growth Fund Admiral Class - 06-FMV	1,239,826	884,771
Vanguard Value Index Fund Admiral Class - 06-FMW	902,357	287,741
Vanguard VIF Small Company Growth Portfolio - 06-119	8,729,393	20,809,128
Vanguard Wellesley Income Fund Admiral Class - 06-GCT	272,205	100,489
Vanguard Wellington Fund Admiral Class - 06-GFF	136,208	137,913
Victory RS Small Cap Growth Fund R6 Class - 06-33C	284,512	41,422
Victory Sophus Emerging Markets Fund R6 Class - 06-3R9	397	-
Victory Sycamore Established Value Fund A Class - 06-581	1,017,321	3,689,519
Victory Sycamore Established Value Fund R Class - 06-583	527,135	619,103
Victory Sycamore Established Value Fund R6 Class - 06-FMX	515,819	995,468
Victory Sycamore Small Company Opportunity Fund A Class - 06-582	$ 1,357,829	$ 6,948,841

42

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Victory Sycamore Small Company Opportunity Fund R Class - 06-584	$522,263	$608,829
Victory Sycamore Small Company Opportunity Fund R6 Class - 06-FMY	14	75
Victory Trivalent International Small-Cap Fund A Class - 06-GFG	16,491	155,079
Victory Trivalent International Small-Cap Fund R6 Class - 06-GFH	409,689	300,401
Virtus Ceredex Large Cap Value Equity Fund A Class - 06-804	1,326,947	1,928,038
Virtus Ceredex Large Cap Value Equity Fund Institutional Class - 06-803	2,942,831	10,505,478
Virtus Ceredex Large Cap Value Equity Fund R6 Class - 06-FFJ	569,854	630,765
Virtus Ceredex Mid-Cap Value Equity Fund A Class - 06-807	26,844	66,148
Virtus Ceredex Mid-Cap Value Equity Fund Institutional Class - 06-806	134,290	135,385
Virtus Ceredex Mid-Cap Value Equity Fund R6 Class - 06-FFK	802,361	153,523
Virtus Ceredex Small Cap Value Equity Fund A Class - 06-809	14,863	405,832
Virtus Ceredex Small Cap Value Equity Fund Institutional Class - 06-808	95	1,848
Virtus Seix High Income Fund A Class - 06-801	85,471	54,893
Virtus Seix Total Return Bond Fund A Class - 06-811	31,824	19,520
Wells Fargo Special Mid Cap Value Fund R6 Class - 06-3J6	693,186	65,466
Wells Fargo Special Small Cap Value Fund R6 Class - 06-3JF	441,219	49,472
Western Asset Core Plus Bond Fund FI Class - 06-713	422,323	1,963,340
Western Asset Core Plus Bond Fund IS Class - 06-GFJ	632,992	141,820
Western Asset Core Plus Bond Fund R Class - 06-718	17,927	29,945
William Blair Small-Mid Cap Growth Fund I Class - 06-3TP	161,004	930
Total	$1,872,646,493	$2,079,321,512
43

AUL American Unit Trust
NOTES TO FINANCIAL STATEMENTS (continued)

5. Indemnifications

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

6. Subsequent Events

As of April 24, 2020, we are unable to accurately estimate the impact COVID-19, which emerged in 2020 in the United States of America, will utlimately have on our business due to numerous uncertainties, including the severity of the disease, the duration of the outbreak, actions that may be taken by government authorities, and the severity and duration of the economic impact of the disease, among other things.

Management has evaluated the impact of all subsequent events through April 24, 2020, the date the financials were available to be issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.
44

American United Life Insurance Company

(A wholly-owned subsidiary of OneAmerica Financial Partners, Inc.)

Report of Independent Auditors on

Statutory Financial Statements and Supplemental Schedules

December 31, 2019 and 2018

Report of Independent Auditors

To the Board of Directors of American United Life Insurance Company:

We have audited the accompanying statutory financial statements of American United Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2019 and 2018 and the related statutory statements of operations, of changes in surplus, and of cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

PricewaterhouseCoopersLLP, 101 W. Washington Street, Suite 1300, Indianapolis, IN 46204

T:(317) 222 2202, F: (317) 940 7660, www.pwc.com/us

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, and schedule of investment risk interrogatories (collectively, the “supplemental schedules”) of the Company as of December 31, 2019 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

Indianapolis, IN

April 13, 2020

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus

December 31, 2019 and 2018

(In thousands)

	2019	2018
Admitted assets
Bonds, at amortized cost (market value of $11,418,243 and $10,467,342)	$10,648,022	$10,467,845
Stocks
Preferred, at cost (market value of $2,120 and $6,972)	2,000	7,502
Common
Affiliated (cost of $967 and $1,464)	4,765	4,418
Unaffiliated (cost of $78,190 and $80,757)	79,307	80,757
Mortgage loans	2,389,749	2,192,618
Real estate	95,561	93,206
Other invested assets	223,252	183,764
Securities lending reinvested collateral	250,082	226,563
Derivatives	52,560	5,489
Contract loans	408,098	373,262
Cash and cash equivalents of $170,496 and $146,056, at 2019 and 2018, respectively	170,496	146,056
Total cash and invested assets	14,323,892	13,781,480
Other
Premiums deferred and uncollected	83,804	75,245
Reinsurance receivables	25,247	30,154
Investment income due and accrued	104,836	96,839
Federal income tax recoverable	9,173	5,266
Net deferred tax asset	58,494	50,174
Corporate owned life insurance	362,213	344,907
Other assets	44,441	25,377
Separate account assets	16,376,804	13,588,197
Total admitted assets	$31,388,904	$27,997,639

The accompanying notes are an integral part of these statutory financial statements.

3

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus, continued

December 31, 2019 and 2018

(In thousands, except share amounts)

Liabilities and surplus
Policy reserves
Life reserves	$2,233,215	$2,049,376
Annuity reserves	9,019,261	8,568,084
Accident and health reserves	194,214	155,886
Other reserves	81,549	85,982
	11,528,239	10,859,328
Policy and contract liabilities
Policy claims in process of settlement	63,191	52,727
Policy dividends payable	28,579	28,469
Deposit-type contracts	1,682,907	1,839,766
Other policy and contract liabilities	2,428	3,069
	1,777,105	1,924,031
General liabilities and other reserves
Accrued commissions and general expenses	132,288	111,502
Taxes, licenses and fees	7,681	7,066
Federal income tax payable	3,345	—
Transfers from separate accounts, due or accrued	(4,446)	(61,711)
Asset valuation reserve	116,101	106,517
Interest maintenance reserve	2,170	1,900
Pension liability	13,894	9,405
Payable for securities lending	250,082	226,563
Derivatives	41,227	2,689
Other liabilities	119,718	169,589
Separate account liabilities	16,376,804	13,588,197
	17,058,864	14,161,717
Total liabilities	30,364,208	26,945,076

Common capital stock, $100 par value, authorized 50,000 shares; issued and outstanding 50,000 shares	5,000	5,000
Surplus notes	75,000	75,000
Gross paid in and contributed surplus	30,550	30,550
Unassigned surplus (includes deferred gain on reinsurance transaction of $14,014 and $18,314 in 2019 and 2018, respectively)	914,146	942,013
Total surplus	1,024,696	1,052,563
Total liabilities and surplus	$31,388,904	$27,997,639

The accompanying notes are an integral part of these statutory financial statements.

4

American United Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2019 and 2018

(In thousands)

	2019	2018

Premium and other income
Life and annuities	$4,135,651	$3,797,681
Accident and health	168,051	104,680
Net investment income	583,589	560,564
Amortization of interest maintenance reserve	1,689	3,552
Ceding commissions, expense allowances and reserve adjustments	50,929	64,159
Other income	148,338	138,906
	5,088,247	4,669,542

Benefits and expenses
Death benefits	154,458	139,248
Accident and health and disability benefits	85,599	66,184
Annuity benefits	134,720	122,491
Surrender benefits and other fund withdrawals	3,688,660	3,495,686
Other benefits	47,011	43,742
Increase in policy reserves	668,911	510,177
Separate account transfers	(244,669)	(270,158)
General expenses	300,850	304,432
Commissions and service fees	195,875	186,883
Taxes, licenses and fees	27,221	25,155
Other	(4,069)	(3,305)
	5,054,567	4,620,535
Net gain from operations before dividends to policyholders, federal income taxes, and net realized capital gains (losses)	33,680	49,007

Dividends to policyholders	30,179	29,099
Federal income tax expense (benefit)	(1,710)	(24,194)
Net gain from operations before net realized capital gains (losses)	5,211	44,102

Net realized capital gains (losses), net of federal income tax expense of $3,345 and $336, and net transfers of capital gains (losses) to the interest maintenance reserve of $2,827 and ($2,331), in 2019 and 2018, respectively	(5,125)	9,958
Net income	$86	$54,060

The accompanying notes are an integral part of these statutory financial statements.

5

American United Life Insurance Company

Statutory Statements of Changes in Surplus

Years Ended December 31, 2019 and 2018

(In thousands)

	2019	2018

Surplus, beginning of year	$1,052,563	$1,025,553

Net income	86	54,060
Other additions (deductions)
Change in unrealized gain	107	(9,509)
Change in net deferred income tax	16,941	(10,710)
Change in asset valuation reserve	(9,584)	(3,324)
Change in nonadmitted assets	(25,414)	(4,536)
Change in surplus as a result of reinsurance	(4,275)	(3,835)
Change in pension liability	(4,835)	4,580
Other	(893)	284
Surplus, end of year	$1,024,696	$1,052,563

The accompanying notes are an integral part of these statutory financial statements.

6

American United Life Insurance Company

Statutory Statements of Cash Flow

Years Ended December 31, 2019 and 2018

(In thousands)

	2019	2018

Cash from operations
Premiums and other policy considerations	$4,294,197	$3,894,747
Investment income	588,600	569,299
Other income	196,220	199,624
	5,079,017	4,663,670

Benefits and Separate Account transfers	3,781,223	3,673,408
Commissions and general expenses	519,445	513,649
Federal income taxes including $3,345 and $336 for 2019 and 2018 on capital gains (losses)	2,199	(6,595)
Dividends to policyholders	30,069	27,666
	4,332,936	4,208,128
Net cash provided from operations	746,081	455,542

Cash from investments
Proceeds from investments sold, redeemed or matured
Bonds	1,279,957	1,611,148
Stocks	7,712	55,591
Mortgage loans	236,499	186,366
Other invested assets	—	14,689
Miscellaneous proceeds	23,041	125,103
	1,547,209	1,992,897

Cost of investments acquired
Bonds	1,455,502	1,577,507
Stocks	—	9,732
Mortgage loans	433,605	413,801
Real estate	8,032	7,113
Other invested assets	145,572	330,771
	2,042,711	2,338,924
Increase in contract loans	41,663	26,883
Net cash used from investments	(537,165)	(372,910)

Cash from financing and miscellaneous sources
Net deposits on deposit-type contracts	(156,858)	1,229
Other uses	(27,618)	(34,806)
Net cash used from financing and miscellaneous sources	(184,476)	(33,577)
Net change in cash	24,440	49,055
Cash and cash equivalents, beginning of year	146,056	97,001

Cash and cash equivalents, end of year	$170,496	$146,056

The accompanying notes are an integral part of these statutory financial statements.

7

American United Life Insurance Company

Notes to Statutory Financial Statements

Years Ended December 31, 2019 and 2018

(In thousands)

1.              Nature of Operations

American United Life Insurance Company (“AUL” or the “Company”) is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis.  It is currently licensed to sell life insurance in 49 states and the District of Columbia.  AUL is additionally authorized as a reinsurer in all states.  AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third-party administrators.  Forty-five percent of AUL’s direct premiums for the year ended December 31, 2019 were generated in six states: Indiana, California, Texas, Ohio, Missouri, Florida.

On December 17, 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. (“AUMIHC”), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. (“OneAmerica”).  As part of the reorganization, AUL converted from a mutual to a stock insurance company.

All outstanding shares of AUL stock are held by AUMIHC through OneAmerica.  AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL.  Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2.              Significant Accounting Policies

Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana.  The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner.

In 2018, the Insurance Commissioner of Indiana provided the company approval for a permitted practice regarding the calculation of the reserve credit related to a reinsurance transaction.  This permitted practice allows the company to calculate the reserve credit for Pension Risk Transfer longevity risk treaties using a net premium reserve approach similar to that used for life insurance products.  This practice differs from NAIC statutory accounting practices and procedures.  A reconciliation of the Company’s net income and surplus for 2019 and 2018 between NAIC SAP and practices prescribed or permitted by the State of Indiana follows:

	SSAP #	2019	2018

Audited statutory net income, Indiana state basis		$86	$54,060
State permitted practice
Difference in the accounting and reporting for reinsurance reserves credits	61R	1,735	89
Statutory net income (loss), NAIC SAP		$(1,649)	$53,971

Audited statutory surplus, Indiana state basis		$1,024,696	$1,052,563
State permitted practice
Difference in the accounting and reporting for reinsurance reserves credits	61R	1,825	89
Statutory surplus, NAIC SAP		$1,022,871	$1,052,474

8

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America (“GAAP”).  These differences are presumed to be material.  The most significant of the variances are as follows:

•            Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities.  Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

•            Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals.  Deferred premiums are carried as an asset, rather than a component of reserves.

•            An asset valuation reserve (“AVR”) and an interest maintenance reserve (“IMR”) are recorded in accordance with prescribed statutory accounting requirements.  The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the market value of all invested assets by providing an investment reserve for potential future losses on invested assets.  The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of fixed maturity investments resulting from changes in interest rates.  Such net gains/losses will be amortized to income over the remaining lives of the assets sold.  AVR and IMR are not calculated under GAAP.

•            Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally stated at amortized cost rather than at market value.

•            Certain assets designated as “non-admitted assets” are excluded from the statutory statement of assets, liabilities and surplus by a direct charge to unassigned surplus.

•            Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

•            The Company recognizes deferred tax assets and liabilities with certain limitations.  The change in deferred taxes is reported as a change in surplus.  Under GAAP, the change is recorded as a component of net income.  In addition, the methodology used to determine the portion of the deferred tax asset that is to be non-admitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

•            Subsidiaries are accounted for using the equity method rather than being consolidated.  Equity in the insurance subsidiaries’ surplus is based on the subsidiaries’ statutory amounts rather than GAAP amounts.

•            Surplus notes are reflected as a separate component of surplus rather than as a liability.  The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

•            The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

•            Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts.  For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

9

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

•            The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

Investments

Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are generally stated at amortized cost.  The Company holds fixed income ETFs that are classified as SVO-identified securities beginning January 1, 2018 using the systematic value approach.  The Company uses the scientific method for amortization of debt securities.  Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or market value. Unaffiliated common stocks are carried at market values. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts.  The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Net realized capital gains (losses)”.  The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

For loan-backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method.  Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost.  Prepayment assumptions for mortgage-backed securities are obtained from Black Rock prepayment models.  The Company uses a third-party in determining the market value of its loan-backed securities.  The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

Real estate occupied by the Company is carried at cost less accumulated depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method.  Investment real estate is carried at the lower of cost or market.

Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates market value.  Short-term financial instruments with durations less than three months are considered to be cash equivalents.

Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost.  The Company’s ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

10

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

The Company is the owner and beneficiary of life insurance policies included in the corporate owned life insurance at their cash surrender values pursuant to SSAP No. 21, paragraph 6. At December 31, 2019, the cash surrender value of these policies is $362.2 million and is allocated into the following categories based on primary underlying investment characteristics: 15% bonds, 20% stocks, 3% mortgage loans, 3% cash and cash equivalents, 58% other invested assets.

Realized gains and losses on the sale of investments are determined on the basis of specific identification.  Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus.  The Company’s accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary.  If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security.  The fair value of the impaired investment becomes its new cost basis.

An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition.  A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value.  If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond’s carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made.  The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 — Asset Valuation Reserve and Interest Maintenance Reserve.  Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery.  However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security.

Subprime Risk Exposure

Subprime mortgages are defined as any residential mortgage loan that is made to a borrower with a poor credit history, or one that has a low credit score, typically below 630.  Alternative A (Alt-A) is another form of subprime that involves low or no documentation loans to non-prime borrowers.  Prime loans involve borrowers with good credit histories and credit scores above 720.  The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers.  Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans.

11

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

Property and Equipment

Property and equipment is carried at cost, net of accumulated depreciation of $138,919 and $137,466 as of December 31, 2019 and 2018, respectively.  The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years.  Depreciation expense for 2019 and 2018 was $16,584 and $12,157, respectively.

Separate Accounts

The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on market value.  These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

Premiums Deferred and Uncollected

Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

Policy Reserves

Reserves for life policies are computed principally by the net level and modified preliminary term methods on the basis of interest rates (2.25 percent to 6 percent) and mortality assumptions (1941, 1958,  1961, 1980, 2001, and 2017 CSO tables) prescribed by the NAIC.  Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.25 percent to 11.25 percent.

Premium Income and Related Benefits and Expenses

Premiums, net of reinsurance, on traditional life, interest-sensitive, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received.  Premiums on accident and health policies are recognized as income over the terms of the policies.  Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations.  The dividend scale is approved by the Board of Directors.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

Leasing Arrangements

The Company leases office space and equipment under various non-cancelable operating leases.  Rent expense was $2,579 and $2,010 for the years ended December 31, 2019 and 2018, respectively.  Future lease commitments are as follows: 2020, $1,225; 2021, $1,021; 2022, $396; 2023, $132; 2024, $37.

12

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

Federal Income Taxes

Current income taxes incurred are charged to the statements of operations based on estimates for the current year.  AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC,  and McCready & Keene, Inc.  Pursuant to intercompany tax-sharing agreements with AUL, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC.  Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

Tax loss contingencies are recognized, measured, presented and disclosed in the financial statements in accordance with Statement of Statutory Accounting Principle No. 5R, Liabilities, Contingencies and Impairments of Assets.  Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense.  The liability resulting from tax contingencies was $1,445 and $1,445 as of December 31, 2019 and 2018, respectively.

Refer to Note 10 — Federal Income Taxes for additional detail.

Reinsurance Receivables

Insurance liabilities are reported after the effects of ceded reinsurance.  Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risks, and risks associated with changes in the estimated fair values of the Company’s liabilities driven by the equity market. The Company also uses derivatives, including credit default swaps, to hedge credit risk associated with its reinsurance receivables. Management did not elect to use hedge accounting for the significant majority of these derivatives, but they do provide an assumed economic hedge against certain anticipated transactions.

Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value. Changes within fair value are included in the Statutory Statements of Operations and Changes in Surplus.  At the time the contracts expire or are terminated, any difference between the cash received, and the cost is recognized as a realized capital gain or loss.  The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.  The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities.  Refer to Note 4-Investments for additional information.

13

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

Estimates

The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from those estimates.

3.              Affiliations, Acquisitions, Dispositions and Other Significant Transactions

The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization.  The policyholders of State Life became members of AUMIHC upon completion of State Life’s reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica.  The policyholders of PML became members of AUMIHC upon completion of PML’s reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities.  As of December 31, 2019, AUL has not recorded any liabilities relating to this guarantee.  At December 31, 2019, statutory surplus was $544,962 and $43,557 for State Life and PML, respectively.

AUL provides administrative and management services to State Life and PML under administrative agreements. Fees earned during 2019 and 2018 for such services were $44,490 and $41,854, respectively.

In July 2002, the Company’s Reinsurance operations, including its life, long-term care, and international reinsurance business were sold to Employers Reinsurance Corporation (ERC), a subsidiary of General Electric Company (GE), through 100% indemnity reinsurance transactions.  ERC was subsequently sold by GE.  ERC’s retrocessions were all novated to Employers Reassurance Corporation (ERAC), another subsidiary of GE.  The liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of the company with a corresponding reinsurance receivable from ERAC.  A trust account has been established which provides for securities to be help in support of a portion of the reinsurance receivables.  The fair value of investments held in this trust was $2,013,800 and $1,944,800 at December 31, 2019 and December 31, 2018, respectively.  Additionally, GE has a capital maintenance agreement with ERAC to maintain ERAC’s capital over time at no less than 300% of the Authorized Control Level of the NAIC.  Effective for year-end 2017, GE announced a statutory reserve strengthening in ERAC which ultimately may trigger the need for GE to honor the capital maintenance agreement.  However, instead of making an immediate contribution, ERAC received a permitted practice from the Kansas Insurance Department to gradually fund the reserve strengthening over a period of seven years.  As of now, ERAC has made three of the seven contributions agreed to in the permitted practice.  There also is a claims payment guarantee from Westport Life Insurance Company (formerly ERC) with respect to the business AUL ceded to ERAC as well as other business reinsured by Westport Life while it was owned by GE Capital. The aggregate amount of the guaranteed liabilities of Westport Life is far higher than its capital and surplus.

14

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

As a result of the ERAC transaction, a deferred gain was recorded on the Company’s consolidated balance sheet in accordance with the authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts.   The gain is being amortized into earnings at the rate that the premiums are recorded.  The Company recognized $5,300, $4,700 and $4,300 of the deferred gain amortization in 2019, 2018 and 2017, respectively.  The deferred gain balance was $13,400 and $18,700 at December 31, 2019 and 2018, respectively.

The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

The Company earned fees of $2,047 and $1,637 in 2019 and 2018, respectively, from OAS. OAS provided certain administrative services to AUL for fees of $1,045 and $703 in 2019 and 2018, respectively.  The Company made no capital contributions to OAS in 2019 or 2018. During 2019, OAS  paid a dividend of $500 to AUL.  No dividend was paid by OAS to AUL in 2018.

The Company earned fees of $433 and $433 in 2019 and 2018 from RMS.  The Company made noncash capital contributions to RMS of $4,000 and $2,500 in 2019 and 2018, respectively. During 2019 and 2018, the Company recognized a realized impairment loss of $3,252 and $2,840, respectively on its investment in RMS.

During 2019 and 2018, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services (OARS) of $18,359 and $12,249 respectively.

OneAmerica Asset Management (OAM), LLC, is the registered investment advisor for the Company.  The Company provides administrative and management services to OAM and the fees earned for these services were $9,644 and $9,217 in 2019 and 2018, respectively. OAM also provides investment management services to AUL and fees for this service were $11,138 and $10,474 in 2019 and 2018, respectively.

Intercompany services are settled monthly.

15

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

4.              Investments

The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

				Estimated
	Admitted	Unrealized		Fair
2019	Value	Gains	Losses	Value

U.S. government bonds	$881,155	$40,854	$1,464	$920,545
All other government bonds	19,787	1,889	70	21,606
Special revenue and special assessment	553,318	44,778	1,400	596,696
Hybrid bonds	57,790	5,274	2,142	60,922
Industrial and miscellaneous	9,130,935	699,983	17,632	9,813,286
SVO identified funds	5,037	151	—	5,188
	$10,648,022	$792,929	$22,708	$11,418,243

				Estimated
	Admitted	Unrealized		Fair
2018	Value	Gains	Losses	Value

U.S. government bonds	$902,497	$18,338	$18,554	$902,281
All other government bonds	7,553	1,441	—	8,994
Special revenue and special assessment	584,504	26,800	6,336	604,968
Hybrid bonds	51,517	2,626	3,810	50,333
Industrial and miscellaneous	8,921,774	189,148	210,156	8,900,766
	$10,467,845	$238,353	$238,856	$10,467,342

16

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

The Company’s investment in bonds aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31 are as follows:

	Less than		12 Months
	12 Months		or More		Total
2019	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses

U.S. government bonds	$97,209	$1,200	$10,999	$264	$108,208	$1,464
All other government bonds	3,921	70	—	—	3,921	70
Special revenue and assessment	30,405	1,400	—	—	30,405	1,400
Hybrid bonds	321	1	21,105	2,141	21,426	2,142
Industrial and miscellaneous	644,027	5,160	821,747	12,472	1,465,774	17,632
	$775,883	$7,831	$853,851	$14,877	$1,629,734	$22,708

	Less than		12 Months
	12 Months		or More		Total
2018	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses

U.S. government bonds	$32,394	$198	$498,016	$18,356	$530,410	$18,554
Special revenue and assessment	42,018	1,307	118,201	5,029	160,219	6,336
Hybrid bonds	27,602	3,810	—	—	27,602	3,810
Industrial and miscellaneous	3,416,877	99,407	1,813,805	110,749	5,230,682	210,156
	$3,518,891	$104,722	$2,430,022	$134,134	$5,948,913	$238,856

In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company’s ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. The Company reported $0 and $1,309 of bond impairments related to other-than-temporary declines in fair value in 2019 and 2018, respectively. This amount was reported as a realized loss. The 2019 and 2018 book values of the impaired bonds were $0 and $4,672 at the time of the write-downs, respectively.

The admitted value and estimated fair value of bonds at December 31, 2019, by stated contractual maturity, are shown below.  Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

17

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

		Estimated
	Admitted	Fair
	Value	Value

Due in one year or less	$258,420	$261,225
Due after one year through five years	1,688,179	1,764,208
Due after five years through ten years	2,207,860	2,400,751
Due after ten years	3,301,244	3,707,961
	7,455,703	8,134,145
Mortgage-backed securities	3,192,319	3,284,098
	$10,648,022	$11,418,243

Proceeds from sales of investments in bonds during 2019 were $640,546. Gross gains of $10,556 and gross losses of $6,247 were realized on those disposals.  Proceeds from sales of investments in bonds during 2018 were $889,387.  Gross gains of $17,576 and gross losses of $12,347 were realized on those disposals.

Securities sold, redeemed or otherwise disposed as a result of a callable feature included 63 CUSIPS with a total of $5,437 of investment income generated.

Loan-backed securities owned at December 31, 2019 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

The aggregate amount of unrealized losses:

Less than 12 Months	$3,944
12 Months or Longer	$8,366

The aggregate related fair value of securities with unrealized losses:

Less than 12 Months	$450,575
12 Months or Longer	$730,726

Total capital gains (losses) of $2,827 and $(2,331) before tax were transferred to IMR in 2019 and 2018, respectively.

At December 31, 2019 and 2018, the common stock unrealized appreciation of $4,915 and $4,164, respectively, is comprised of $4,920 and $4,170 of unrealized gains and $5 and $6 of unrealized losses and has been reflected directly in surplus.  There was minimal change in the unrealized appreciation of common stocks in 2019.  In 2019, the Company did not have any stock impairments related to other-than-temporary declines in market values.

18

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

Net investment income consists of the following:

	2019	2018

Interest	$586,777	$566,669
Dividends	4,491	4,901
Rental Income	18,130	16,364
Other	14,952	11,452
Gross investment income	624,350	599,386
Less investment expenses	40,761	38,822
Net investment income	$583,589	$560,564

There was no non-admitted accrued investment income at December 31, 2019 or 2018. Net investment income includes $3,136 and $3,191 of capitalized interest on bonds which is a non-cash transaction at December 31, 2019 and 2018, respectively.

At December 31, 2019 and 2018, investments in bonds with an admitted asset value of $3,723 and $3,706 respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

AUL had outstanding private placement commitments of approximately $35,820 and $58,096 at December 31, 2019 and 2018, respectively.  AUL had $78,044 outstanding commitments on its other invested assets portfolio as of December 31, 2019 and had no outstanding commitments at December 31, 2018.

AUL did not hold any structured notes at December 31, 2019 or 2018.

Reported values for subsidiary controlled and affiliated investments:

Description	Gross Asset	Nonadmitted Amount	Admitted Asset	Date of Filing to NAIC	Type of Filing	NAIC Response Received (Y/N)	NAIC Valuation Amount	NAIC Disallowed Entity’s Valuation Method, Resubmission Required (Y/N)
RMS	$—	$—	$—	N/A	N/A	N/A	N/A	N/A
OAS	4,765	—	4,765	6/24/2019	Sub-2	Y	4,412	N
MRO-A	660	660	—	N/A	N/A	N/A	N/A	N/A
Total	$5,425	$660	$4,765

No filing with the NAIC is required as MRO-A and RMS are not stock investments.

19

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

Mortgage Loans

AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor.  At December 31, 2019, the largest geographic concentration of commercial mortgage loans was in the West, where approximately 28 percent of the portfolio was invested.

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2019		2018
	Amount	% of Total	Amount	% of Total

Apartments	$537,044	22.5%	$460,328	21.0%
Industrial/warehouse	559,837	23.4%	506,277	23.1%
Medical office	72,948	3.1%	75,878	3.5%
Office	317,159	13.3%	296,096	13.5%
Retail	852,320	35.6%	801,791	36.6%
Other	50,441	2.1%	52,248	2.4%
Subtotal gross mortgage loans	2,389,749	100.0%	2,192,618	100.0%
Valuation allowance	—		—
Balance, end of year	$2,389,749		$2,192,618

During 2019, the minimum and maximum lending rates for mortgage loans were 3.2 percent and 5.7 percent, respectively. All new loans were on commercial properties.  The Company did not reduce interest rates for any outstanding mortgage loans.  The maximum percentage of any one loan to the value of security at the time of the loan was 69.2 percent.  At December 31, 2019 and 2018, the Company did not hold any mortgages with overdue interest.  The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected.  The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors.   We did not hold an allowance for losses of all mortgage loans for the years ended December 31, 2019 and 2018.

20

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

The Company had no mortgage loan impairment allowance as of December 31, 2019 or 2018. Unpaid principal balances at December 31 are as follows:

	2019	2018
	Unpaid Principal Balance	Unpaid Principal Balance

Apartments	$537,044	$460,328
Industrial/warehouse	559,837	506,277
Medical office	72,948	75,878
Office	317,159	296,096
Retail	852,320	801,791
Other	50,441	52,248
Balance, end of year	$2,389,749	$2,192,618

The Company’s commercial mortgage loan portfolio is evaluated and rated annually.  The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system.  This proactive management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

The Company utilizes the NAIC Risk Based Capital commercial mortgage loan rating process.  Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort.  Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability.  The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing.  The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

	2019	2018

CM1 - highest quality	$2,249,240	$2,048,351
CM2 - high quality	136,928	142,537
CM3 - medium quality	1,929	—
CM4 - low medium quality	1,611	1,670
CM5 - low quality	—	—
Subtotal - CM category	2,389,708	2,192,558

Residential - not categorized	41	60
Valuation adjustment	—	—
Total	$2,389,749	$2,192,618

21

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments.   Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant or bankruptcy of borrower or major tenant.   The Company did not have any loans on non-accrued status as of December 31, 2019 or 2018.  The Company did not restructure any mortgage loans in 2019 or 2018.

AUL had outstanding mortgage loan commitments of approximately $30,650 and $79,620 at December 31, 2019 and 2018, respectively.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risk associated with changes in the estimated fair values of the Company’s assets and liabilities.  The value of these derivatives is generally derived from financial indices and clearing houses and are primarily contracted in the over-the-counter (OTC) market.  The Company did not elect to use hedge accounting for the significant majority of the derivatives held, but the derivatives do provide an assumed economic hedge against certain anticipated transactions.  Derivatives are carried on the Company’s Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within Other invested assets or liabilities within Other liabilities.  The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns.  These participation rates and caps are set each policy year.  The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions.  Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

As part of its overall risk management program, the Company takes various risk management actions to manage its credit exposure in the event of nonperformance by counterparties within well-defined risk tolerances.  One such action includes the purchase of credit default swaps.

In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk.  If a credit event occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment in a credit event auction; which determines the amount of the credit payment.  Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention.  In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. (ISDA) deems that a credit event has occurred.

22

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

As of December 31, 2019, the fair value of derivative assets and liabilities were $52,560 and $41,274, respectively.  As of December 31, 2018, the fair value of derivative assets and liabilities were $5,488 and $2,688, respectively.  The change in unrealized gains and losses was a net gain of $2,770 and net loss of $6,980 recognized in 2019 and 2018, respectively.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments.  The current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments.  The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty’s derivatives reaches a pre-determined threshold.

The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

The Company received collateral from counterparties in the amount of $18,490 and $2,210 at December 31, 2019 and 2018, respectively.  The Company maintained ownership of any collateral delivered.  The Company delivered collateral to counterparties in the amount of $21,532 and $0 at December 31, 2019 and 2018, respectively.  The current credit exposure of the Company’s derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The notional amounts and the fair market value of derivative contracts at December 31, were as follows:

	2019		2018
	Notional	Fair Market Value	Notional	Fair Market Value
Purchased S&P 500 Call Options	$451,400	$51,486	$403,100	$5,183
Written S&P 500 Call Options	396,700	(33,962)	353,100	(2,688)
Credit Default Swaps	545,000	(6,615)	—	—
Credit Default Swaps Index	40,000	1,050	—	—
Foreign Currency Swaptions	40,970	(626)	6,608	305
U.S. Treasury Futures	8,500	(47)	—	—
Net Fair Market Value		$11,286		$2,800

Notional amount represents a standard measurement of the volume of derivatives.  Notional amount is not a quantification of market or credit risk and is not recorded in the Statutory Statements of Operations and Changes in Surplus.  Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

23

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

	Total General Account		Change between	Gross Admitted and Nonadmitted Restricted to Total
Restricted Asset Category	2019	2018	years	Admitted Assest
Federal Home Loan Bank of Indianapolis (FHLBI) Capital Stock	$77,942	$77,942	$—	0.2%
On deposit with states	3,723	3,706	17	0.0%
Bonds held for the FHLBI collateral	345,532	726,226	(380,694)	1.1%
Bonds held for assumed reinsurance	138,769	172,632	(33,863)	0.4%
Mortgage loans held for the FHLBI collateral	2,173,544	1,962,515	211,029	6.9%
Collateral held under security lending agreement	250,082	226,563	23,519	0.8%
Total Restricted Assets	$2,989,592	$3,169,584	$(179,992)	9.5%

Securities Lending Transactions

The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral.  Cash collateral received is reinvested and reported as Securities Lending Reinvested Collateral Assets, and the offsetting collateral liability is reported in Payable for Securities Lending.

The Company receives collateral consisting of cash from its securities lending transactions. The borrower can request the cash collateral to be returned on demand.  The Company reinvests the cash collateral according to guidelines of the Company’s investment policy.

The company held cash collateral at fair value in the amount of $250,146 and $226,498 as of December 31, 2019 and 2018, respectively.

Reinvested collateral assets as of December 31, 2019 are as follows:

	2019		2018
Cash Collateral Reinvested:	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$(21)	$(24)	$(35)	$(38)
30 Days or Less	41,356	41,357	44,990	44,990
31 to 60 Days	32,317	32,322	35,435	35,439
61 to 90 Days	15,226	15,230	20,141	20,144
91 to 120 Days	11,279	11,280	24,486	24,482
121 to 180 Days	37,996	37,999	45,530	45,528
181 to 365 Days	68,395	68,405	24,638	24,615
1 to 2 Years	43,534	43,577	31,378	31,338
2 to 3 Years	—	—	—	—
Greater than 3 Years	—	—	—	—
Subtotal	250,082	250,146	226,563	226,498
Securities Received	—	—	—	—
Total Collateral Reinvested	$250,082	$250,146	$226,563	$226,498

24

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge.

The Company does not use an affiliated agent for securities lending activities.

The Company has collateral for transactions that extend beyond one year from December 31, 2019 as follows:

	2019	2018
Description of Collateral	Amortized Cost	Amortized Cost

Industrial and Miscellaneous Bonds	$32,910	$22,179
Certificates of Deposit	10,624	9,200
Total collateral extending beyond one year from of the reporting date	$43,534	$31,379

The Company does not engage in any securities lending transactions within the separate account.

The Company generally invests securities lending collateral in securities with maturities of less than two years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

The Company has no dollar repurchase or dollar reverse repurchase agreements.

Transfers of financial assets accounted for as secured borrowings at December 31, 2019 and 2018 are as follows:

	2019	2018
Assets:
Bonds	$109,727	$95,196
Cash, Cash Equivalents, and Short Term	140,355	131,367
Total Securities Lending Collateral	$250,082	$226,563

Liabilities:
Securities Lending Cash Collateral	$250,082	$226,563

The Company does not have any transfers of receivables with recourse.

5.              Real Estate

AUL owns its home office and occupies the majority of the space with a portion leased to third parties.  Real estate is recorded net of accumulated depreciation of $80,541 and $76,473 for investment properties and $57,425 and $55,817 for the home office at December 31, 2019 and 2018, respectively.  Depreciation expense on real estate amounted to $5,676 and $5,369 in 2019 and 2018, respectively.

Income from real estate for 2019 and 2018 includes $6,065 and $5,442, respectively.

The Company reported no real estate acquired in satisfaction of debt in either 2019 or 2018.

6.              Reserve for Policy Benefits

Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities.  Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

25

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded.  In certain situations, the surrender value promised is in excess of the reserve.

Reserves on older substandard traditional policies (issued prior to 1994) are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis.  Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $1,452,344 and $1,387,246 as of December 31, 2019 and 2018, respectively.  The amount of the related reserve was $9,997 and $9,746 as of December 31, 2019 and 2018, respectively.

Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively.  Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited.

These reserves consisted of the following at December 31:

	2019	2018
Life and accident and health reserves
Individual, group and credit life policies	$2,984,262	$2,990,104
Annuities and deposit administration funds	9,021,087	8,568,174
Accident and health and other reserves	1,639,995	1,701,247
Less reinsurance ceded	(2,117,105)	(2,400,197)
	$11,528,239	$10,859,328

The withdrawal characteristics of the Company’s annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

	2019		2018
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal
With market value adjustment	$2,237,925	8.3%	$2,232,334	9.4%
At book value less surrender charges	543,668	2.0%	544,958	2.3%
At market value	16,237,848	60.2%	13,409,341	56.3%
	19,019,441	70.5%	16,186,633	68.0%

Subject to discretionary withdrawal without adjustment
At book value without adjustment	3,855,727	14.3%	3,690,847	15.5%
Not subject to discretionary withdrawal	4,068,533	15.2%	3,923,318	16.5%

	$26,943,701	100.0%	$23,800,798	100.0%
Less reinsurance ceded	(1,825)		—

	$26,941,876		$23,800,798

26

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

The withdrawal characteristics of the company’s life reserves were as follows as of December 31, 2019:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values,or policy loans:
Term Policies with Cash Value	$—	$22,031	$27,039	$—	$—	$—
Universal Life	100,564	100,113	102,781	—	—	—
Other Permanent Cash Value Life Insurance	—	1,772,993	2,072,703	—	—	—
Variable Universal Life	10,739	10,714	10,804	134,577	134,193	134,994

Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	—	—	770,838	—	—	—
Accidental Death Benefits	—	—	158	—	—	—
Disability - Active Lives	—	—	10,594	—	—	—
Disability - Dasabled Lives	—	—	51,237	—	—	—
Miscellaneous Reserves	—	—	58,492	—	—	—

Total gross	$111,303	$1,905,851	$3,104,646	$134,577	$134,193	$134,994
Reinsurance Ceded	—	—	791,741	—	—	—
Total	$111,303	$1,905,851	$2,312,905	$134,577	$134,193	$134,994

Reconciliation of total life actuarial reserves at December 31, 2019
Life & Accident & Health Annual Statement	Amount
Life Insurance	$2,233,215
Accidental Death Benefits	156
Disability - Active Lives	4,220
Disability - Disabled Lives	43,976
Miscellaneous Reserves	31,337
Subtotal	$2,312,904
Separate Accounts Annual Statement
Life Insurance	$134,994
Accident and health	—
Miscellaneous reserves	—
Subtotal	$134,994
Combined Total	$2,447,898

7.              Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date.  Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.  Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

	2019		2018
	Gross	Net of Loading	Gross	Net of Loading
Type of Business
Ordinary new business	$8,759	$15,151	$8,178	$12,581
Ordinary renewal	58,729	49,779	54,509	47,009
Group life	3,969	3,969	4,897	4,897
Group annuity	212	212	233	233
	$71,669	$69,111	$67,817	$64,720

27

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices.  The amount of net premiums written by the Company that are subject to retrospective rating features was $6,395 and $6,870 at December 31, 2019, and 2018, respectively.  This represented 2.1 percent and 3.0 percent of the total net premiums written for group life and health in 2019 and 2018, respectively.

8.              Separate Accounts

Separate Account assets held by the Company are carried at market value and consist primarily of variable life and annuity contracts.

The Company’s Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account.  As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

	2019	2018
Product
Life insurance	$134,765	$117,129
Individual annuities	463,543	455,567
Group annuities	15,778,496	13,015,501
Total	$16,376,804	$13,588,197

A reconciliation of transfers to the Company from the separate accounts is as follows:

	2019	2018
Transfers as reported in the statements of operations of the separate accounts:
Transfers to separate accounts	$2,590,397	$2,377,894
Transfers from separate accounts	2,835,066	2,648,052
Net separate account transfers as reported in the statements of operations	$(244,669)	$(270,158)

28

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

	2019	2018

Premiums, considerations or deposits	$2,590,397	$2,377,894
Reserves at December 31
For accounts with assets at
Market value	$16,372,841	$13,525,901
Amortized cost	—	—
Total reserves	$16,372,841	$13,525,901

By withdrawal characteristics
Subject to discretionary withdrawal	$—	$—
With market value adjustment	—	—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—
At market value	16,372,841	13,525,901
At book value without market value adjustment and with current surrender charge of less than 5%	—	—
	16,372,841	13,525,901
Not subject to discretionary withdrawal	—	—
Total	$16,372,841	$13,525,901

9.              Employees’ and Agents’ Benefit Plans

December 1, 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica.

The Company has multiple non-pension postretirement health care benefit plans.  The medical plans are contributory, with participants’ contributions adjusted annually.  The Company contribution for pre-65 retirees was frozen at the 2005 contribution level.  For post-65 retirees the Company’s contribution is capped at the 2000 amount.   The dental and life insurance plans are noncontributory.  Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

A summary of assets and obligations of the Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

	Overfunded		Underfunded
	2019	2018	2019	2018
Change in benefit obligation
Postretirement benefits
Benefit obligation at beginning of year	$—	$—	$62,743	$65,814
Service cost	—	—	1,203	1,353
Interest cost	—	—	2,401	2,107
Contribution by plan participants	—	—	1,513	1,443
Actuarial loss	—	—	5,875	(2,907)
Benefits paid	—	—	(4,926)	(4,737)
Plan amendments	—	—	—	(315)
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	(15)
Benefit obligation at end of year	$—	$—	$68,809	$62,743

29

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

	Postretirement Benefits
	2019	2018
Change in plan assets
Fair value of plan assets at beginning of year	$—	$—
Actual return on plan assets	—	—
Employer contribution	3,413	3,293
Plan participants’ contributions	1,513	1,443
Benefits paid	(4,926)	(4,736)
Transfer to parent	—	—
Fair value of plan assets at end of year	$—	$—

Funded status
Overfunded
Asset (nonadmitted)
Prepaid benefit costs	$—	$—
Overfunded plan assets	—	—
Total assets (nonadmitted)	$—	$—
Underfunded
Liabilities recognized
Accrued benefit costs	$54,969	$53,399
Liability for pension benefits	13,840	9,345
Total liabilities recognized	$68,809	$62,744
Unrecognized liabilities	$—	$—

Components of net periodic benefit cost
Service cost	$1,202	$1,353
Interest cost	2,401	2,106
Expected return on plan assets	—	—
Transition asset or obligation	57	57
(Gains) and losses	(68)	749
Prior service cost or credit	227	227
Gain or loss recognized due to a settlement or curtailment	—	(15)
Total net periodic benefit cost	$3,819	$4,477

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost
Items not yet recognized as a component of net periodic cost - prior year	$(4,097)	$(9,340)
Net transition asset or obligation recognized	—	—
Net prior service cost or credit arising during the period	—	—
Net prior service cost or credit recognized	227	227
Net gain and loss arising during the period	(4,850)	4,385
Net gain and loss recognized or transferred to parent	(68)	631
Items not yet recognized as a component of net periodic cost - current year	$(8,788)	$(4,097)

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost
Net transition asset or obligation	$—	$—
Net prior service cost or credit	263	21
Net recognized gains and (losses)	(9,051)	(4,076)

30

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

Weighted-average assumptions used to determine net periodic benefit cost at December 31:

	Other Benefits
	2019	2018

Discount rate	4.36%	3.63%
Rate of compensation increase	5.63%	6.00%

Weighted-average assumptions used to determine benefit obligations at December 31:

	Other Benefits
	2019	2018

Discount rate	3.33%	4.36%
Rate of compensation increase	5.63%	6.00%

Pension Benefits and Other Benefits that make up the plan assets and benefit obligations are based upon a measurement date of December 31.

The Company measures service and interest costs by applying the specific spot rate along that yield curve to the plans’ expected liability cash flows.

For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2020 rate of 6.50% until the ultimate rate of 5.00% is reached in 2026.

The Company expects to contribute $3,784 to its other postretirement benefit plans in 2020.

OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees.  OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios.  The Company’s share of net periodic benefit costs were $12,091 and $6,115 for 2019 and 2018, respectively.  The Company has no legal obligation for benefits under this plan.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Other
Benefits

2020	$3,784
2021	3,785
2022	3,760
2023	3,789
2024	3,851
Years 2025-2029	20,418

31

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans.

The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment.   The match is 50 percent of participants’ elective deferral on the first 6 percent of eligible compensation.  The Company’s contribution to the plan was $4,380 and $4,048 for 2019 and 2018, respectively. As of December 31, 2018, the fair value of the plan assets was $377,948.

The Company sponsors a profit sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2.  Matching contributions are immediately vested.  With respect to the plan’s nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit sharing contribution for the 2019 plan year. During 2019, the Company contributed $1,389 in safe harbor matching contributions for the 2019 plan. As of December 31, 2019 the fair market value of the plan assets was $38,111.

The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group.  The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios.  The Company’s share of net periodic benefit cost for other postretirement benefit plans was $7,636 and $6,752 for 2019 and 2018, respectively.  The Company has the legal obligation for benefits under these plans.

The Company has entered into deferred compensation agreements with certain directors, employees, agents and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within “accrued commissions and general expenses” on the Statements of Admitted Assets, Liabilities and Surplus.

32

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

10.       Federal Income Taxes

The components of the net deferred tax asset recognized in the Company’s Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

	2019
	Ordinary	Capital	Total

Gross deferred tax assets	$138,001	$1,714	$139,715
Less: valuation allowance	—	—	—
Adjusted gross deferred tax asset	138,001	1,714	139,715
Deferred tax asset nonadmitted	(31,509)	(297)	(31,806)
Subtotal net admitted deferred tax asset	106,493	1,417	107,910
Deferred tax liabilities	(45,610)	(3,806)	(49,416)
Net admitted deferred tax asset	$60,883	$(2,389)	$58,494

Increase in nonadmitted tax asset			$(5,818)

	2018
	Ordinary	Capital	Total

Gross deferred tax assets	$118,497	$1,941	$120,438
Less: valuation allowance	—	—	—
Adjusted gross deferred tax asset	118,497	1,941	120,438
Deferred tax asset nonadmitted	(25,697)	(291)	(25,988)
Subtotal net admitted deferred tax asset	92,800	1,650	94,450
Deferred tax liabilities	(40,147)	(4,129)	(44,276)
Net admitted deferred tax asset	$52,653	$(2,479)	$50,174

33

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

The admitted deferred tax asset is determined from the following components at December 31:

	2019			2018
	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components: SSAP 101 (Paragraph 11)

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$569	$569	$—	$822	$822
(b) Adjusted gross deferred tax assets expected to be realized after the application of the threshold limitation	57,925	—	57,925	49,352	—	49,352
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	57,925	—	57,925	49,352	—	49,352
(ii)Adjusted gross deferred tax assets allowed per limitation threshold	—	—	144,636	—	—	150,019
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above offset by gross deferred tax liabilities)	48,568	848	49,416	43,447	829	44,276

Deferred tax assets admitted as the result of the application of SSAP No. 101 (a+b+c)	$106,493	$1,417	$107,910	$92,799	$1,651	$94,450

Ratio percentage used to determine recovery period and threshold			820%			828%

Amount of adjusted capital and surplus used to determine recovery period and threshold amount			$1,096,528			$1,123,061

34

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

	2019		2018		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$138,001	$1,714	$118,497	$1,941	$19,504	$(227)
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Net admitted adjusted gross DTAs	106,492	1,417	92,799	1,650	13,693	(233)

Percentage of adjusted net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.4%	0.0%	0.8%	0.0%	-0.4%	0.0%

The change in net deferred taxes is comprised of the following (exclusive of the change in non-admitted assets reported as a component of the Change in non-admitted Assets) at December 31:

	2019	2018	Change

Gross deferred tax assets	$139,715	$120,438	$19,277
Deferred tax liabilities	(49,416)	(44,276)	(5,140)
Net deferred tax asset	90,299	76,162	14,137
Tax effect of unrealized gains	(5,532)	(2,728)	(2,804)
Net deferred income tax asset, excluding unrealized gains	$95,831	$78,890	$16,941

35

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

	2019	2018

Deferred tax assets
Policyholder reserves	54,202	43,815
Deferred acquisition costs	26,212	23,361
Policyholder dividend accrual	2,594	2,660
Fixed and amortizable assets	11,058	10,479
Compensation and benefits accrual	24,468	21,753
Receivables nonadmitted	7,646	5,427
Other	11,821	11,002
Ordinary deferred tax assets	138,001	118,497
Nonadmitted deferred tax assets	(31,508)	(25,697)
Admitted ordinary deferred tax assets	$106,493	$92,800

Capital
Investments	1,714	1,941
Nonadmitted	(297)	(291)
Admitted deferred tax assets	$107,910	$94,450

Deferred tax liabilities
Investments	$8,831	$5,725
Fixed assets	10,180	8,872
Deferred and uncollected premium	14,166	13,157
Policyholder reserves	10,174	9,504
Other	2,259	2,889
Ordinary deferred tax liabilities	45,610	40,147
Capital - investments	3,806	4,129
Deferred tax liabilities	49,416	44,276

Net admitted deferred tax asset	$58,494	$50,174

36

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate of 21% in both years to income before federal income taxes at December 31:

	2019	2018

Tax expense at the federal statutory rate	$772	$5,832

Tax preferenced investment income	(9,869)	(8,003)
Nondeductible expenses	951	722
Change in interest maintenance reserve	(354)	(746)
Change in nonadmitted assets	(4,085)	(2,090)
Elimination of statutory ceding commission amortization and capitalization	(898)	(810)
Provision to return adjustment	(983)	(9,204)
Change in pension liability	529	1,107
Tax sharing agreement	(1,477)	45
Other	108	—
	$(15,306)	$(13,147)

Federal and foreign income taxes incurred	$1,635	$(23,857)
Change in net deferred income taxes	(16,941)	10,710
Total statutory income tax benefit	$(15,306)	$(13,147)

Federal income tax-operating	$(1,710)	$(24,194)
Federal income tax-capital gains (losses)	3,345	337
Federal income tax incurred	$1,635	$(23,857)

Included in the above provision to return adjustments for 2018 is a benefit of $12,684 related to an increase in the cash surrender value for certain annuity contracts which was predicated on a review of the applicable law and was reported in the 2017 federal income tax filing.

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2019	$2,652
2018	$2,680
2017	$9,879

37

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

A reconciliation of the beginning and ending liability for tax contingencies is as follows:

	2019	2018

Beginning of the year balance	$1,445	$2,371
Additions based on tax positions related to prior years	—	20
Decrease based on tax positions related to current year	—	(156)
Decrease for settlements	—	(790)
End of the year balance	$1,445	$1,445

The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision.  No significant amounts were paid or accrued in the current year.

The Company files tax returns in the U.S. federal jurisdiction and various state jurisdictions.  For the major jurisdictions where it operates, the statutes remain open for the current and three prior calendar years.  Open tax years including those from 2016 through 2019 are open to examination by the tax authorities. The 2015 federal consolidated income tax return has been examined resulting in no material adjustment.  The Company has reviewed open tax years for the major jurisdictions and has concluded that there is no significant federal income tax liability resulting from uncertain tax positions.

11.       Reinsurance

AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred.  At December 31, 2019 and 2018, life reinsurance assumed was approximately 28 percent and 37 percent, respectively, of gross life insurance in force.  Premiums on life reinsurance assumed were approximately 19 percent and 23 percent of gross life insurance premium income in 2019 and 2018, respectively.  Premiums on accident and health reinsurance assumed were approximately 22 percent and 27 percent of gross accident and health premium income in 2019 and 2018, respectively.

The Company uses reinsurance to mitigate the risk it underwrites on a direct basis, including longevity risk.  The Company cedes the portion of the total risk on an individual life in excess of $2,000.  For policies issued prior to 2019, the amount ceded was in excess of $500 to $1,000.  For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage.  Certain statistical data with respect to reinsurance ceded follows:

	2019	2018

Reinsurance ceded on ordinary life in force	$59,691,732	$70,819,824
Reinsurance ceded on group and credit life in force	4,106,687	3,718,678
Life reinsurance premiums ceded	163,061	179,386
Accident and health reinsurance premiums ceded	52,942	81,403
Reinsurance recoveries	308,379	334,161

38

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

All AUL reinsurance agreements transfer risk.  Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items.  If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable.  Policy reserves have been reduced at December 31, 2019 and 2018 by $2,117,105 and $2,400,197, respectively, for reinsurance ceded.  Claim liabilities have been reduced at December 31, 2019 and 2018 by $90,138 and $86,123, respectively, for reinsurance ceded.

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract.  If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable.  Six reinsurers account for the majority of the Company’s December 31, 2019, ceded reserves for life and accident and health insurance.    Five of these reinsurers maintain A.M. Best ratings between A+ and A-.  The remaining reinsurer was not rated by A.M. Best.  The last available rating for this reinsurer as of December 31, 2018 was B+.  This reinsurer has provided collateral to the Company in the form of a trust account and a Capital Maintenance agreement from the reinsurer’s parent company in order to reduce the credit risk to OneAmerica.  The remainder of such ceded reserves is spread among numerous reinsurers.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.  If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus.  At December 31, 2019, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected.  The Company does not have and has not written off any uncollectible reinsurance during 2019 or 2018.

The Company did not commute any material ceded reinsurance in 2019 or 2018.

12.       Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business.  The direct premium written related to MidAmerica for 2019 and 2018 was $247,976 and $234,187, respectively.  MidAmerica does not have an exclusive contract with the Company.

13.       Risk-based Capital

The NAIC requires companies to calculate Risk-based Capital (“RBC”) to serve as a benchmark for the regulation of life insurance companies by state insurance regulators.  At December 31, 2019 and 2018, the Company’s calculated RBC exceeded the minimum RBC requirements.

14.       Commitments and Contingencies

Various lawsuits have arisen in the course of the Company’s business.  In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow.

39

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

15.       Surplus Notes and Shareholder Dividends

In 1996, AUL issued $75,000 of 7.75 percent surplus notes, due March 30, 2026.  The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus.  No affiliates of the Company hold positions in the surplus notes.

Interest is payable semiannually in March and September.   Interest payments of $5,813 and $5,813 were approved and paid in 2019 and 2018, respectively.  Total interest paid inception to date is $137,304.

Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2019 and 2018 would have been $1,453.

Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company’s statutory surplus as of the most recently preceding December 31 or 100 percent of the Company’s statutory gain from operations for the twelve month period ending on the most recently preceding December 31.  Under state statutes, dividends would be limited to approximately $101,970 in 2019.

The Company paid no dividends in 2019 or 2018. The Company did not receive a capital contribution in 2019 or 2018.

The portion of unassigned surplus represented or reduced by each item below as of December 31, 2019 is as follows:

Nonadmitted asset values	$(126,984)
Asset valuation reserve	$(116,101)
Net unrealized gain (losses)	$8,514
Reinsurance recoverables from unauthorized companies	$(85)

16.       Federal Home Loan Bank of Indianapolis

The Company has a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50,000,000 which matured in 2019.  During 2019, the line of credit was renewed for an additional two years.  The interest rate is determined based upon the variable advance rate at the time of a draw.  There is no amount outstanding on this facility as of December 31, 2019 or 2018.

The Company maintains a membership in the FHLBI.  FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements.  The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations.  As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts.  The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5 percent of outstanding borrowings.

At December 31, 2019 and 2018, the carrying value of the FHLBI Class B common stock was $77,942 and $77,942, respectively. The carrying value of the FHLBI common stock approximates fair value.

40

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

Funding Agreements associated with the FHLBI totaled $1,517,264 and $1,675,264 as of December 31, 2019 and 2018, respectively.  The proceeds were used to purchase bonds.  The Company closely matches the maturities of the Funding Agreements with bond maturities.  The Funding Agreements are classified as Deposit Type Contracts and had a carrying value of $1,518,809 and $1,677,007 at December 31, 2019 and 2018, respectively.   Interest paid was $42,079 and $38,034 in 2019 and 2018, respectively.

The line of credit and Funding Agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI.  The fair value of pledged assets amounted to $2,550,810 and $2,624,307 at December 31, 2019 and 2018, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus.  The maximum carrying value of collateral pledged during the reporting period was $2,737,189.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates.  While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $8,424 at December 31, 2019.

17.       Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability.  The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.  The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.  The levels of the fair value hierarchy are as follows:

•      Level 1 — Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities.  These generally provide the most reliable evidence and are used to measure fair value whenever available.  Active markets provide current pricing data on a more frequent basis.  Examples include certain U.S. Treasury securities and exchange-traded equity securities.

•      Level 2 — Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

•      Level 3 — Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities not publicly traded on an exchange; for example the FHLBI stock.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy.  In such cases, the level disclosed is based on the lowest level significant to the fair value measurement.  The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

41

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

The fair values of equity securities and separate account assets are based on quoted market prices where available.  The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available.  These techniques project cash flows of the derivatives using current and implied future market conditions.

The present value of the cash flows is calculated to measure the current fair value of the derivative.  The derivative assets and liabilities consist of options and swap contracts.  The Company’s derivative products are categorized as Level 2 in the fair value hierarchy.

The Company has a pricing group which includes representatives from investments and accounting.  The team is responsible for overseeing and monitoring the pricing of the Company’s investments and performs periodic due diligence reviews of the pricing services.  The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

The table below presents the balances of assets measured at fair value as of December 31:

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2019	Level 1	Level 2	Level 3	Value
Assets
Common stocks
Industrial & misc	$17	$—	$79,290	$79,307
Derivatives	—	52,560	—	52,560
Separate account assets *	16,376,804	—	—	16,376,804
Total Assets	$16,376,821	$52,560	$79,290	$16,508,671

Liabilities
Derivatives	$—	$41,227	$—	$41,227

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2018	Level 1	Level 2	Level 3	Value
Assets
Common stocks
Industrial & misc	$17	$—	$80,740	$80,757
Derivatives	—	—	—	—
Total common stocks	17	—	80,740	80,757
Derivatives	—	5,489	—	5,489
Separate account assets *	13,588,197	—	—	13,588,197
Total Assets	$13,588,214	$5,489	$80,740	$13,674,443

Liabilities
Derivatives	$—	$2,689	$—	$2,689

*Separate account assets represent segregated funds that are invested on behalf of customers.  Investment risks associated with market value changes are borne by the customer.

42

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

Common Stocks
Industrial & misc
Beginning Balance at December 31, 2017	$80,166
Transfer into level 3	—
Transfer out of level 3	(4)
Total gains included in net income	(4)
Total gains included in surplus	187
Purchases	395
Issuances	—
Sales	—
Settlements	—
Ending Balance at December 31, 2018	$80,740
Transfer into level 3	—
Transfer out of level 3	—
Total gains(losses) included in net income	631
Total gains(losses) included in surplus	(94)
Purchases	—
Issuances	—
Sales	(1,987)
Settlements	—
Ending Balance at December 31, 2019	$79,290

Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values.  The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time.  They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions.  Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices.  The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet.  Fair values for bonds, equity securities and derivatives are based on quoted market prices where available.  For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.  It is not practicable to estimate the fair value of contract loans.

43

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.  The fair value of other invested assets is based on quoted market prices where available.

The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

Fair values of other insurance reserves are not required to be disclosed.  However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

	2019					Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)

Assets
Bonds	$11,418,242	$10,648,022	$24,056	$11,008,779	$385,407	$—	$—
Preferred stocks	2,120	2,000	—	2,120	—	—	—
Common stocks	79,307	79,307	17	—	79,290	—	—
Mortgage loans	2,410,142	2,389,749	—	—	2,410,142	—	—
Cash & cash equivalents	170,496	170,496	170,496	—	—	—	—
Contract loans	—	408,098	—	—	—	408,098	—
Derivatives	52,560	52,560	—	52,560	—	—	—
Other invested assets	233,994	222,772	—	63,229	170,765	—	—
Securities lending reinvested collateral assets	250,146	250,082	35,167	214,979	—	—	—
Corporate owned life insurance	362,213	362,213	—	362,213	—	—	—
Employee and agent trust	62	62	—	62	—	—	—
Separate account assets	16,376,804	16,376,804	16,376,804	—	—	—	—
Liabilities
Derivatives	41,227	41,227	—	41,227	—	—	—
Payable for securities lending	250,146	250,082	35,167	214,979	—	—	—
Funding agreements	1,528,456	1,518,809	—	—	1,528,456	—	—

	2018					Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)

Assets
Bonds	$10,467,342	$10,648,022	$8,892	$10,315,378	$143,072	$—	$—
Preferred stocks	6,972	7,502	—	6,972	—	—	—
Common stocks	80,757	80,757	17	—	80,740	—	—
Mortgage loans	2,125,000	2,192,618	—	—	2,125,000	—	—
Cash & cash equivalents	146,056	146,056	146,056	—	—	—	—
Contract loans	—	373,262	—	—	—	373,262	—
Derivatives	5,489	5,489	—	5,489	—	—	—
Other invested assets	189,660	183,764	—	44,306	145,354	—	—
Securities lending reinvested collateral assets	226,498	226,563	31,531	194,967	—	—	—
Corporate owned life insurance	344,907	344,907	—	344,907	—	—	—
Employee and agent trust	475	475	—	475	—	—	—
Separate account assets	13,588,197	13,588,197	13,588,197	—	—	—	—
Liabilities
Derivatives	2,689	2,689	—	2,689	—	—	—
Payable for securities lending	226,498	226,563	31,531	194,967	—	—	—
Funding agreements	1,670,370	1,672,070	—	—	1,670,370	—	—

44

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2019 and 2018

(In thousands)

18.       Subsequent Events

As of April 13, 2020, we are unable to accurately estimate the impact COVID-19, which emerged in 2020 in the United States of America, will ultimately have on our business due to numerous uncertainties, including the severity of the disease, the duration of the outbreak, actions that may be taken by government authorities, the severity and duration of the economic impact of the disease, among other things.

Management has evaluated the impact of all subsequent events through April 13, 2020, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition in the financial statements.

45

Supplemental Schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2019

(Dollars in thousands)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the termination of reserves:

Investment income earned
Government bonds	$34,269
Other bonds (unaffiliated)	431,088
Preferred stocks (unaffiliated)	353
Common stocks (unaffiliated)	4,138
Mortgage loans	97,496
Real estate	18,130
Premium notes, policy loans and liens	19,824
Cash and cash equivalents	4,100
Derivative Instruments	(1,604)
Other invested assets	15,664
Aggregate write-ins for investment income	892
Gross investment income	$624,350

Real estate owned—book value less encumbrances	$95,561

Mortgage loans—book value
Residential mortgages	$41
Commercial mortgages	2,389,708
Total mortgage loans	$2,389,749

Mortgage loans by standing—book value
Good standing	$2,389,749
Good standing with restructured terms	—
Interest overdue more than three months, not in foreclosure	—
Foreclosure in process	—
Total mortgage loans	$2,389,749

Other long-term assets—statement value	$222,772

Common stock of parent, subsidiary, and affiliates—book value	$4,765

Bonds and short-term investments by class and maturity
Bonds by maturity—statement value
Due within one year or less	$525,745
Over 1 year through 5 years	2,883,559
Over 5 years through 10 years	3,478,890
Over 10 years through 20 years	1,737,536
Over 20 years	2,037,252
No maturity date	5,039
Total by maturity	$10,668,021

Bonds by class—statement value
Class 1	$6,564,255
Class 2	3,829,008
Class 3	215,718
Class 4	46,824
Class 5	12,216
Class 6	—
Total by class	$10,668,021

Total bonds publicly traded	$5,854,423
Total bonds privately placed	$4,813,598

The accompanying note is an integral part of these supplemental schedules.

46

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2019

(Dollars in thousands)

Preferred stocks—statement value	$2,000
Common stocks—market value	$84,072
Short-term investments—book value	$—
Derivatives - statement value, net	$11,333
Cash (overdraft) on deposit	$150,497
Life insurance in force, net of reinsurance
Ordinary	$13,723,126
Credit life	$—
Group life	$56,656,115
Amount of accidental death insurance in force under ordinary policies	$24,971
Life insurance policies with disability provisions in force
Ordinary	$9,496,577
Group life	$35,779,910
Supplementary contracts
Ordinary—not involving life contingencies
Amount on deposit	$30,247
Income payable	$231
Ordinary—involving life contingencies
Income payable	$215
Group—not involving life contingencies
Amount on deposit	$68

Annuities
Ordinary
Immediate—amount of income payable	$32,384
Deferred—fully paid account balance	$9
Deferred—not fully paid account balance	$1,220,507
Group
Amount of income payable	$145,932
Fully paid account balance	$689,325
Not fully paid account balance	$5,266,012
Accident and health insurance—premiums in force
Ordinary	$50,417
Group	$175,038
Credit	$—

The accompanying note is an integral part of these supplemental schedules.

47

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2019

(Dollars in thousands)

Deposit funds and dividend accumulations
Deposit funds—account balance	$6,849
Dividend accumulations—account balance	$41,222
Claim payments (by accident year)
Group accident and health
2019	$49,929
2018	$21,672
2017	$4,101
2016	$1,980
2015	$1,828
Prior	$11,535
Other accident and health
2019	$—
2018	$—
2017	$—
2016	$—
2015	$—
Prior	$—
Other coverages that use developmental methods to calculate claims reserves
2019	$—
2018	$—
2017	$—
2016	$—
2015	$—
Prior	$—

The accompanying note is an integral part of these supplemental schedules.

48

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2019

(Dollars in thousands)

The Company’s gross investment holdings as filed in the 2019 Annual Statement are $14,324,552.

			Admitted Assets as Reported
	Gross Investment Holdings		in the Annual Statement
	Amount	Percentage of Column 1 Line 13	Amount	Securities Lending Reinvested Collateral Amount	Total (Col 3+4) Amount	Percentage of Column 5 Line 13
Investment categories
1. Long term Bonds (Schedule D, Part 1):
1.01 U.S. Governments	870,589	6.078%	870,589	—	870,589	6.078%
1.02 All Other Governments	17,490	0.122%	17,490	—	17,490	0.122%
1.03 U.S. States, Territories and Possessions etc, Guaranteed	10,566	0.074%	10,566	—	10,566	0.074%
1.04 U.S. Political Subdivisions of States, Territories and Possessions, Guaranteed	2,297	0.016%	2,297	—	2,297	0.016%
1.05 U.S. Special Revenue & Special Assessment Obligations, etc, Non-Guaranteed	553,318	3.863%	553,318	—	553,318	3.863%
1.06 Industrial and Miscellaneous	9,130,935	63.743%	9,130,935	109,727	9,240,662	64.512%
1.07 Hybrid Securities	57,790	0.403%	57,790	—	57,790	0.403%
1.08 Parent, Subsidiaries and Affiliates	—	0.000%	—	—	—	0.000%
1.09 SVO Identified Funds	5,037	0.035%	5,037	—	5,037	0.035%
1.10 Bank Loans	—	0.000%	—	—	—	0.000%
1.11 Total Long-Term Bonds	10,648,022	74.334%	10,648,022	109,727	10,757,749	75.103%
2. Preferred Stocks (Schedule D, Part 2, Sections 1):
2.01 Industrial and Misc. (Unaffiliated)	2,000	0.014%	2,000	—	2,000	0.014%
2.02 Parent, Subsidiaries and Affiliates	—	0.000%	—	—	—	0.000%
2.03 Total Preferred Stocks	2,000	0.014%	2,000	—	2,000	0.014%
3. Common Stocks (Schedule D, Part 2, Sections 2):
3.01 Industrial and Misc. (Unaffiliated) Publicly Traded	18	0.000%	18	—	18	0.000%
3.02 Industrial and Misc. (Unaffiliated) Other	79,289	0.554%	79,289	—	79,289	0.554%
3.03 Parent, Subsidiaries and Affiliates Publicly Traded	4,765	0.033%	4,765	—	4,765	0.033%
3.04 Parent, Subsidiaries and Affiliates Other	—	0.000%	—	—	—	0.000%
3.05 Mutual Funds	—	0.000%	—	—	—	0.000%
3.06 Total Common Stocks	84,072	0.587%	84,072	—	84,072	0.587%
4. Mortgage Loans (Schedule B):3.5 Mutual Funds				—
4.01 Farm Mortgages	—	0.000%	—	—	—	0.00%
4.02 Residential Mortgages	41	0.000%	41	—	41	0.00%
4.03 Commercial Mortgages	2,389,708	16.683%	2,389,708	—	2,389,708	16.68%
4.04 Mezzanine Real Estate Loans	—	0.000%	—	—	—	0.000%
4.05 Total Mortgage Loans	2,389,749	16.683%	2,389,749	—	2,389,749	16.68%
5. Real estate (Schedule A):
5.01 Properties Occupied by Company	79,629	0.056%	76,629	—	76,629	0.056%
5.02 Properties Held for Production of Income	15,932	0.111%	15,932	—	15,932	0.111%
5.03 Properties Held for Sale	—	0.000%	—	—	—	0.000%
5.04 Total Real Estate	95,561	0.667%	95,561	—	95,561	0.667%
6. Cash, cash equivalents, and short term investments:
6.01 Cash (Schedule E, Part 1)	150,497	1.051%	150,497	84,654	235,151	1.642%
6.02 Cash Equivalents, (Schedule E, Part 2)	19,999	0.140%	19,999	35,191	55,190	0.385%
6.03 Short-Term Investments (Schedule DA)	—	0.000%	—	20,510	20,510	0.143%
6.04 Total Cash, Cash Equivalents, and Short Term Investments	170,496	1.190%	170,496	140,355	310,851	2.170%
7. Contract Loans	408,098	2.849%	408,098	—	408,098	2.849%
8. Derivatives (Schedule DB)	52,560	0.367%	52,560	—	52,560	0.367%
9. Other Invested Assets (Schedule BA)	223,433	1.560%	222,772	—	222,772	1.555%
10. Receivables for Securities	480	0.003%	480	—	480	0.003%
11. Securities Lending (Schedule DL, Part 1)	250,082	1.746%	250,082	xxx	xxx	xxx
12. Aggregate Write-ins for Invested Assets	—	0.000%	—	—	—	0.000%
13. Total Invested Assets	$14,324,552	100.000%	$14,323,892	$250,082	$14,323,892	100.00%

The accompanying note is an integral part of these supplemental schedules.

49

American United Life Insurance Company

Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories

As of and for the Year Ended December 31, 2019

1.              State the reporting entity’s total admitted assets as reported on its annual statement. $15,012,100

2.              State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

			Percentage of Total
Investment Category		Amount	Admitted Assets

2.01	FEDERAL HOME LOAN BANK COMM	$77,942	0.5%
2.02	AMERICAN WATER WORKS COMPANY INC	71,091	0.5%
2.03	MARANON SRF	65,490	0.4%
2.04	FCO_17_9	59,541	0.4%
2.05	WEC ENERGY GROUP	50,848	0.3%
2.06	NEXTERA ENERGY INC	46,741	0.3%
2.07	EXCEL ENERGY INC	44,513	0.3%
2.08	WELLS FARGO & COMPANY	44,286	0.3%
2.09	COMCAST CORPORATION	42,328	0.3%
2.10	FEDEX CORP	41,461	0.3%

3.              State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

		Percentage of Total			Percentage of Total
		Admitted	Preferred		Admitted
Bonds	Amount	Assets	Stocks	Amount	Assets

3.01 NAIC – 1	$6,564,256	43.7%	P/RP – 1	$—	0.0%
3.02 NAIC – 2	3,829,007	25.5%	P/RP – 2	2,000	0.0%
3.03 NAIC – 3	215,718	1.4%	P/RP – 3	—	0.0%
3.04 NAIC – 4	46,824	0.3%	P/RP – 4	—	0.0%
3.05 NAIC – 5	12,216	0.1%	P/RP – 5	—	0.0%
3.06 NAIC – 6	—	0.0%	P/RP – 6	—	0.0%

4.              State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31—Derivative Instruments), including:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes ☐ No ☒

4.01	Total admitted assets held in foreign investments	$1,321,587	8.8%
4.02	Foreign-currency-denominated investments	41,596	0.3%
4.03	Insurance liabilities denominated in that same foreign currency	—	0.0%

The accompanying note is an integral part of these supplemental schedules.

50

American United Life Insurance Company

Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories

As of and for the Year Ended December 31, 2019

5.              Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets

5.01	Countries rated NAIC-1	$1,278,813	8.5%
5.02	Countries rated NAIC-2	42,495	0.3%
5.03	Countries rated NAIC-3 or below	279	0.0%

6.              Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets

	Countries rated NAIC-1
6.01	Country: Australia	$376,067	2.5%
6.02	Country: Great Britian	274,729	1.8%

	Countries rated NAIC-2
6.03	Country: Mexico	$28,420	0.2%
6.04	Country: Curacao	7,494	0.0%

	Countries rated NAIC-3 or below
6.05	Country: Turkey	$279	0.0%
6.06	Country:	—	0.0%

			Percentage of Total
		Amount	Admitted Assets

7. Aggregate unhedged foreign currency exposure		$—	0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
8.01	Countries rated NAIC-1	$—	0.0%
8.02	Countries rated NAIC-2	—	0.0%
8.03	Countries rated NAIC-3 or below	—	0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:
9.01	Country:	$—	0.0%
9.02	Country:	—	0.0%

List the 10 largest sovereign (i.e. non-governmental) foreign issues:

			Percentage of Total
		Amount	Admitted Assets

10.01	KONINKLIJKE PHILLIPS ELECTRONICS	$38,930	0.3%
10.02	ROYAL DUTCH SHELL PLC	38,499	0.3%
10.03	INVESCO LTD	33,499	0.2%
10.04	THAMES WATER UTILITIES CAYMAN FINANCE	32,000	0.2%
10.05	CSL LTD	31,345	0.2%
10.06	MARANON LOAN FUNDING MARION_18-1A	30,000	0.2%
10.07	SIEMES AG	29,029	0.2%
10.08	MARCQUARIE GROUP LTD	25,170	0.2%
10.09	PERNOD-RICARD SA	24,844	0.2%
10.10	DEXUS DIVERSIFIED TRUST	22,000	0.1%

The accompanying note is an integral part of these supplemental schedules.

51

American United Life Insurance Company

Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories

As of and for the Year Ended December 31, 2019

11.  Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☒ No ☐

11.01	Total admitted assets held in Canadian investments	$—	0.0%
11.02	Canadian-currency denominated investments	251,659	1.7%
11.03	Canadian-denominated insurance liabilities	—	0.0%
11.04	Unhedged Canadian currency exposure	—	0.0%

Line 12 is not applicable because the Company does not have contractual sales restrictions.

Line 13 is not applicable because the Company’s equity securities are less than 2.5% of admitted assets.

Line 14 is not applicable because the Company’s nonaffiliated, privately placed equities is less than 2.5% of admitted assets.

Line 15 is not applicable because the Company’s general partnership interests are less than 2.5% of admitted assets.

16.       With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity’s total admitted assets?    Yes ☐ No ☒

The accompanying note is an integral part of these supplemental schedules.

52

American United Life Insurance Company

Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories

As of and for the Year Ended December 31, 2019

List each of the 10 largest aggregate mortgage interests.  The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage of Total
Type (Residential, Commercial, Agricultural)		Amount	Admitted Assets

16.02	Commercial	$28,446	0.2%
16.03	Commercial	26,000	0.2%
16.04	Commercial	26,000	0.2%
16.05	Commercial	25,743	0.2%
16.06	Commercial	25,368	0.2%
16.07	Commercial	24,187	0.2%
16.08	Commercial	23,325	0.2%
16.09	Commercial	22,926	0.2%
16.10	Commercial	21,562	0.1%
16.11	Commercial	21,470	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

			Percentage of Total
		Amount	Admitted Assets

16.12	Construction loans	$—	0.0%
16.13	Mortgage loans over 90 days past due	—	0.0%
16.14	Mortgage loans in the process of foreclosure	—	0.0%
16.15	Mortgage loans foreclosed	—	0.0%
16.16	Restructured mortgage loans	700	0.0%

17.       Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage of Total		Percentage of Total		Percentage of Total
Loan-to Value	Amount	Admitted Assets	Amount	Admitted Assets	Amount	Admitted Assets

17.01 above 95%	$—	0.0%	—	0.0%	$—	0.0%
17.02 91% to 95%	—	0.0%	—	0.0%	—	0.0%
17.03 81% to 90%	—	0.0%	—	0.0%	—	0.0%
17.04 71% to 80%	—	0.0%	—	0.0%	—	0.0%
17.05 below 70%	41	0.0%	2,389,708	15.9%	—	0.0%

Line 18 is not applicable because the Company’s investments held in real estate are less than 2.5% of admitted assets.

The accompanying note is an integral part of these supplemental schedules.

53

American United Life Insurance Company

Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories

As of and for the Year Ended December 31, 2019

Line 19 is not applicable because the Company’s investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

Line 20 Securities lending or repurchase agreements.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Securities lending (do not include assets held as collateral for such transactions)	$5,179,686	34.5%	$5,375,811	$5,274,865	$5,272,944
Repurchase agreements	—	0.0%	—	—	—
Reverse repurchase agreements	—	0.0%	—	—	—
Dollar repurchase agreements	—	0.0%	—	—	—
Dollar reverse repurchase agreements	—	0.0%	—	—	—

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps and floors.

Line 22 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	40,000	0.3%	—	—	—
Income generation	—	0.0%	—	—	—
Replications	—	0.0%	—	—	—
Other	—	0.0%	—	—	—

Line 23 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	303	0.0%	—	—	—
Income generation	—	0.0%	—	—	—
Replications	—	0.0%	—	—	—
Other	—	0.0%	—	—	—

The accompanying note is an integral part of these supplemental schedules.

54

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2019

(Dollars in thousands)

1.              Basis of Presentation

The accompanying schedules and interrogatories present selected financial data as of December 31, 2019 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners’ Annual Statement Instructions and agree to or are included in the amounts reported in the Company’s 2019 Statutory Annual Statement as filed with the IDOI.

Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

No dealer, salesman or any other person is authorized by the AUL American Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein. There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

AUL AMERICAN UNIT TRUST

Group Variable Annuity Contracts

Sold By

AMERICAN UNITED

LIFE INSURANCE COMPANY(R)

One American Square

Indianapolis, Indiana 46206-0368

STATEMENT OF ADDITIONAL INFORMATION

Dated: May 1, 2020

PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)                                 Financial Statements

1.                                      Included in Prospectus (Part A):

Condensed Financial Information (19)

2.                                      Included in Statement of Additional Information (Part B):

(a)                                 Financial Statements of AUL American Individual Variable Annuity Unit Trust

Report of Independent Registered Public Accounting Firm

Statements of Net Assets as of December 31, 2019

Statements of Operations for the period ended December 31, 2019

Statements of Changes in Net Assets for the periods ended December 31, 2019 and 2018 Notes to Financial Statements

(b)                                 Statutory Financial Statements of American United Life Insurance Company

Report of Independent Registered Public Accounting Firm

Statements of Admitted Assets, Liabilities and Surplus as of December 31, 2019 and 2018 Statements of Operations for the years ended December 31, 2019 and 2018

Statements of Changes in Surplus for the years ended December 31, 2019 and 2018 Statements of Cash Flow for the years ended December 31, 2019 and 2018

Notes to Financial Statements

(b)                                 Exhibits

1.                                      Resolution of Executive Committee of American United Life Insurance Company (“AUL”) establishing AUL American Unit Trust (1)

2.                                      Not applicable

3.                                      Underwriting Agreements

3.1                               Distribution Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. (6)

3.2                               Form of Selling Agreement (9)

4.                                      Group Annuity Contract Forms:

4.1                               TDA Voluntary Contract, Form P-12511 (1)

4.2                               TDA Employer Sponsored Contract, Form P-12621 (1)

4.3                               TDA Employer Sponsored Benefit Responsive Contract, Form P-12621BR (1)

4.4                               TDA Custodial SPL Contract, Form P-12833 (1)

4.5                               TDA Custodial Contract, Form P-12833 (1) (3)

4.6                               TDA Employer Sponsored and Qualified Conv. Multiple Fund VA Contract, Form P-14020 (1)

4.7                               TDA Employer Sponsored and Qualified New Multiple Fund VA Contract, Form P-14020 (1)

4.8                               IRA Non-Custodial Contract, Form P-12566 (1)

4.9                               IRA Custodial Contract, Form P-12867 (1) (3)

4.10                        DCP Contract, Form P-12518 (1)

4.11                        IRA No-Load Custodial Contract and Amendment, Form P-12867 (2)

4.12                        IRA Guaranteed Benefit Group Variable Annuity, Form P-GB-K-IRAMFVA (NBR) (2)

4.13                        TDA Guaranteed Benefit Employer-Sponsored Group Variable Annuity, Form P-GB-K-ERTDAMFVA (2)

4.14                        Employer-Sponsored TDA and Qualified Plan Guaranteed Benefit Group Variable Annuity, Form P-GB-K-AUL1MFVA (2)

4.15                        Voluntary TDA Group Variable Annuity and Certificate, Forms P-K-TDAMFVA-GMDB (BR) and P-C-TDAMFVA-GMDB (BR) (3)

4.16                        TDA Multiple-Fund Group Variable Annuity with GMDB (SBR)-OMNI Patriot TDA Voluntary Contract & Certificates, Form TDA.GMDB.OM-K & C (4)

4.17                        Employer-Sponsored TDA & Qualified Plan Guaranteed Benefit Contract & Certificates, OMNI AULONE Contract, Form GB10.OM-K & C (4)

4.18                        Guaranteed Benefit Employer-Sponsored TDA Contract and Amendments & Certificates (SBR) - OMNI-ERTDA, Form GBErTDA.OM-K & C (4) (6)

4.19                        AUL American Series IRA Multiple Fund Individual Variable Annuity - Form IndividualORIRA (5)

4.20                        Amendment to the IRA Group Annuity Contract - Form IRAEGTRRAKAM (5)

4.21                        AUL American Series Roth IRA Multiple Fund Group Variable Annuity - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

4.22                        AUL American Series Guaranteed Benefit IRA Multiple Fund Group Annuity with Guaranteed Minimum Death Benefit (NBR) - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

4.23                        AUL American Series Roth IRA Multiple Fund Group Variable Annuity Certificate - Form ROTHIRA.OM-C (5)

4.24                        AUL Unallocated OMNI AULONE 401 and 403(b) Form GB10.OM-K (Unall) (7)

4.25                        AUL Omni Employer Sponsored TDA - Form GBErTDA.OM-ChuK (9)

4.26                        AUL Omni DCP MFVA - Form DCP.OM (9)

4.27                        AUL Loan Administration Fee Addendum to Group Annuity Contract (9)

4.28                        AUL Loan Administration Fee Amendment to Group Annuity Contract (9)

4.29                        AUL Unallocated Variable Registered Group Annuity 403(b) and 401(a) Contract (9)

4.30                        AUL Unallocated Variable Registered Group Annuity for HRAs, HSAs and OPEB Employee Benefit Plans (9)

4.31                        Addendum to the Certificate Issued to the Participants in TDA Group Annuity Contracts (10)

4.32                        Amendment to the TDA Group Annuity Contract (10)

4.33                        Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account (SBR) (10)

4.34                        Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GB10-K (SVA) (11)

4.35                        Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GB10-C (SVA) (11)

4.36                        Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GBERTDA-K (SVA) (11)

4.37                        Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GBERTDA-C (SVA) (11)

4.38                        Deferred Compensation Plan (DCP) Multiple-Fund Group Variable Annuity with Stable Value Account Form DCP-K (SVA) (11)

4.39                        Guaranteed Benefit Unallocated Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account GBERTDA-uK (SVA) (12)

4.40                        Deferred Compensation Plan (DCP) Unallocated Multiple-Fund Group Variable Annuity with Stable Value Account DCP-uK (SVA) (12)

4.41                        AUL American Series Roth IRA Multiple-Fund Group Variable Annuity ROTHIRA.SP-K (12)

4.42                        AUL American Series Roth IRA Multiple-Fund Group Variable Annuity Certificate ROTHIRA.SP-C (12)

5.                                      Application Forms and other forms:

5.1                               AUL American Series Enrollment Form P-12464 (1)

5.2                               Employer Sponsored TDA Enrollment Form P-12477 (1)

5.3                               AUL Select Annuity Enrollment Form P-14009 (1)

5.4                               Application for No-Load IRA Contract, P-12503 (2)

5.5                               AUL American Series Enrollment Form P-11464 G (4)

5.6                               Employer-Sponsored Tax Deferred Annuity Enrollment Form P-12477 L (4)

6.                                      Certificate of Incorporation and By-Laws of the Depositor

6.1                               Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

6.2                               Certification of the Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

6.3                               Second Amended and Restated Articles of Incorporation of American United Life Insurance Company (6)

6.4                               Second Amended and Restated By-Laws of American United Life Insurance Company (6)

7.                                      Not applicable

8.                                      Form of Participation Agreements:

8.1                               Form of Participation Agreement with Alger American Fund (1)

8.2                               Form of Participation Agreement with American Century (1)

8.2.1                     Form of Participation Agreement with American Century Variable Portfolios, Inc. (3)

8.2.2                     Form of Participation Agreement with American Century Variable Portfolios, Inc. (3)

8.2.3                     Form of Participation Agreement and Amendments thereto with American Century Variable Portfolios, Inc. (3) (6)

8.3                               Form of Participation Agreement with Calvert Variable Series (1)

8.4                               Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

8.5                               Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

8.6                               Form of Participation Agreement with Janus Aspen Series (1)

8.7                               Form of Participation Agreement and Amendments thereto with PBHG Funds, Inc. (3) (6)

8.8                               Form of Participation Agreement with Safeco Resource Series Trust (1)

8.9                               Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (3)

8.10                        Form of Participation Agreement with Invesco Funds Group and American United Life Insurance Company (3)

8.11                        Form of Participation Agreement with The Vanguard Group and American United Life Insurance Company (3)

8.12                        Form of Participation Agreement with State Street Institutional Investment Trust and American United Life Insurance Company (3)

8.13                        Form of Participation Agreement between MFS Funds Distributors, Inc. and American United Life Insurance Company (5)

8.14                        Form of Amendment No. 4 to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company (5)

8.15                        Form of Amendments to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company (5) (6)

8.16                        Form of Distribution and Service Agreement between T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and American United Life Insurance Company (5)

8.17                        Form of Participation Agreement between Pacific Investment Management Company LLC (PIMCO) and American United Life Insurance Company (5)

8.18                        Form of Shareholder Servicing Agreement between PIMCO Advisors Fund Management LLC and American United Life Insurance Company (5)

8.19                        Form of Participation Agreement between AIM Growth Series, AIM Distributors, Inc. and American United Life Insurance Company (5)

8.20                        Form of Amendment to the Participation Agreement between Invesco Funds Group and American United Life Insurance Company (5)

8.21                        Form of Amendment to the Omnibus Account Services Agreement between Invesco Funds Group, Inc., Invesco Distributors, Inc. and American United Life Insurance Company (5)

8.22                        Form of Assignment and Assumption of AUL Fund Participation Agreement (Mason Street Funds, Inc.) between Robert W. Baird & Co., Inc., Northwestern Investment Services, LLC, and Mason Street Advisors, LLC (5)

8.23                        Form of Variable Group Annuity Contractholder Service Agreement (12b-1) between AIM Distributors, Inc. and American United Life Insurance Company (5)

8.24                        Form of Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company (6)

8.25                        Form of Amendments to the Participation Agreement between Mason Street and Northwestern Investment Services, LLC and American United Life Insurance Company (6)

8.26                        Form of Participation Agreement, and others between Frank Russell and American United Life Insurance Company (7)

8.27                        Form of Participation Agreement, and others between Fifth Third and American United Life Insurance Company (7)

8.28                        Form of Shareholder Services Agreement between Alliance Global Investor Services, Inc. and American United Life Insurance Company (8)

8.29                        Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company (8)

8.30                        Form of Service Agreement between Dreyfus Service Corporation and American United Life Insurance Company (8)

8.31                        Form of First Amendment to the Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company (8)

8.32                        Form of Recordkeeping Services Agreement between Lord Abbett Family of Funds and American United Life Insurance Company (8)

8.33                        Form of Participation Agreement between Neuberger Berman Advisers Management Trust and American United Life Insurance Company (8)

8.34                        Form of Administrative Services Agreement between OppenheimerFunds Distributor, Inc. and American United Life Insurance Company (8)

8.35                        Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company (8)

8.36                        Form of Participation Agreement between Thornburg Investment Management, Inc. and American United Life Insurance Company (8)

8.37                        Form of Participation Agreement between American Funds and American United Life Insurance Company (9)

8.38                        Form of Broker Dealer Agreement between BlackRock Investments, Inc. and OneAmerica Securities, Inc. (10)

8.39                        Form of Investor Distribution and Service Agreement between BlackRock Investments, Inc. and American United Life Insurance Company (10)

8.40                        Form of Service Agreement between BlackRock Advisors, LLC and American United Life Insurance Company (10)

8.41                        Form of Shareholder Service Agreement for Institutional Class Shares between BlackRock Advisors, LLC and American United Life Insurance Company (10)

8.42                        Form of Selling/Service Agreement for CRM Mutual Fund Trust between PFPC Distributors, Inc. and American United Life Insurance Company (10)

8.43                        Form of Service Agreement between DWS Investments Service Company and American United Life Insurance Company (10)

8.44                        Form of Retail Fund Participation Agreement between Pax World Funds Series Trust 1, Alps Distributors, Inc. and American United Life Insurance Company (10)

8.45                        Form of Services Agreement between Prudential Investment Management Services LLC and American United Life Insurance Company (11)

8.46                        Form of Participation Agreement among Prudential Investments LLC, Prudential Investment Management Services LLC and American United Life Insurance Company (11)

8.47                        Form of Selling Group Agreement between Teachers Advisors, Inc., Teachers Personal Investors Services, Inc., OneAmerica Securities, Inc. and American United Life Insurance Company (11)

8.48                        Form of Selling and Shareholder Support Services Agreement between ALPS and American United Life Insurance Company & OneAmerica Securities, Inc. (12)

8.49                        Form Service Agreement between RidgeWorth Funds, American United Life Insurance Company and OneAmerica Securities, Inc.(12)

8.50                        Form of Service Agreement between Parnassus Investments and American United Life Insurance Company (12)

8.51                        Form of Administrative Services Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. and Payden (12) & Rygel Distributors

8.52                        Form of Form of Selling Group Agreement between Matrix Capital Groug, Inc., American United Life Insurance Company & OneAmerica Securities, Inc.

8.53                        Form of Recordkeeping Agreement between Federated Shareholder Services Company American United Life Insurance Company and OneAmerica Securities, Inc. (14)

8.54                        Form of Participation Agreement among Putnam Management Limited Partnership, Putnam Investor Services, Inc., American United Life Insurance Company and OneAmerica Securities, Inc. (14)

8.55                        Form of Shareholder Servicing Agreement between Schwartz Investment Counsel, Inc., American United Life Insurance Company and OneAmerica Securities, Inc. (14)

8.56                        Form of Administrative Services Agreement between AQR Capital Management, LLC and American United Life Insurance Company (15)

8.57                        Form of Service Agreement between MBSC Securities Corporation and OneAmerica Securities, Inc. (15)

8.58                        Form of Shareholder Services Agreement among PNC Funds, PNC Advantage Funds, PNC Capital Advisors, LLC and American United Life Insurance Company (15)

8.59                        Form of Selling Agreement between Principal Funds Distributor, Inc. and OneAmerica Securities, Inc. (16)

8.60                        Form of Services Agreement between Principal Shareholder Services, Inc. and OneAmerica Securities, Inc. (16)

8.61                        Form of Service Agreement between JPMorgan Distribution Services, Inc. and American United Life Insurance Company (17)

8.62                        Form of Administrative Services Agreement by and among The Advisors’ Inner Circle Fund III, on behalf of the Knights of Columbus Funds and American United Life Insurance Company (17)

8.63                        Form of Sales Agreement with VP Distributors, LLC and OneAmerica Securities, Inc. (17)

8.64                        Form of Service Agreement between Virtus Fund Services, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (17)

8.65                        Form of Service Agreement Payments between Virtus Fund Services, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (17)

8.66                        Form of Dealer Agreement between American Beacon Advisors, Inc. and OneAmerica Securities, Inc. (17)

8.67                        Form of Services Agreement between Hartford Funds Distributors, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.68                        Form of Fund Agreement between Delaware Distributors, LP and American United Life Insurance Company (18)

8.69                        Form of Dealer Agreement between New York Life Investment Management, LLC and OneAmerica Securities, Inc. (18)

8.70                        Form of Participant Administrative Services Agreement between John Hancock Funds, LLC, American United Life Insurance Company, and OneAmerica Securities, Inc. (18)

8.71                        Form of Administrative and Shareholder Services Agreeement between Wells Fargo Funds Distributor, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.72                        Form of Financial Services Agreement between Cohen & Steers Securities, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.73                        Form of Servicing Agreement between Natixis Distribution, LP, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.74                        Form of Financial Intermediary Agreement between Baron Capital, Inc., American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.75                        Form of Dealer Sales and Services Agreement between William Blair & Company, LLC, American United Life Insurance Company and OneAmerica Securities, Inc. (18)

8.76                        Form of Services Agreement between First Eagle Funds Distributors, LLC and American United Life Insurance Company (18)

8.77        Servicing Agreement between Nationwide Fund Management, LLC and American United Life Insurance Company and OneAmerica Securities, Inc. (19)

8.78        Service Agreement between Harbor Fund Distributors and American United Life Insurance Company (19)

8.79        Administrative Services Agreement TCW Funds Distributors and American United Life Insurance Company and OneAmerica Securities, Inc. (19)

9.                                      Opinion and Consent of Senior Counsel of AUL as to the legality of Contracts being registered (1)

10.                               Miscellaneous Consents

10.1                        Consent of Independent Auditors - filed herewith (19)

10.2                        Consent of Dechert LLP - filed herewith (19)

10.3                        Powers of Attorney (18)

10.3                        Powers of Attorney - filed herewith (19)

10.4                        Rule 483 Certified Resolution (19)

11.                               Not applicable

12.                               Not applicable

(1)                                 Re-filed with the Registrant’s Post-Effective Amendment No. 15 (File No. 33-31375) on April 20, 2009.

(2)                                 Filed with the Registrant’s Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.

(3)                                 Filed with the Registrant’s Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.

(4)                                 Filed with the Registrant’s Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(5)                                 Filed with the Registrant’s Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(6)                                 Filed with the Registrant’s Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(7)                                 Filed with the Registrant’s Post-Effective Amendment No. 27 (File No. 33-31375) on July 2, 2004.

(8)                                 Filed with the Registrant’s Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(9)                                 Filed with the Registrant’s Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(10)                          Filed with the Registrant’s Post-Effective Amendment No. 36 (File No. 33-31375) on April 20, 2009.

(11)                          Filed with the Registrant’s Post-Effective Amendment No. 37 (File No. 33-31375) on April 19, 2010.

(12)                          Filed with the Registrant’s Post-Effective Amendment No. 38 (File No. 33-31375) on April 19, 2011.

(13)                          Filed with the Registrant’s Post-Effective Amendment No. 39 (File No. 33-31375) on April 20, 2012.

(14)                          Filed with the Registrant’s Post-Effective Amendment No. 43 (File No. 33-31375) on April 24, 2015.

(15)                          Filed with the Registrant’s Post-Effective Amendment No. 44 (File No. 33-31375) on April 22, 2016.

(16)                          Filed with the Registrant’s Post-Effective Amendment No. 45 (File No. 33-31375) on April 26, 2017.

(17)                          Filed with the Registrant’s Post-Effective Amendment No. 46 (File No. 33-31375) on April 25, 2018.

(18)                          Filed with the Registrant’s Post-Effective Amendment No. 47 (File No. 33-31375) on April 29, 2019.

(19)         Filed with the Registrant's Post-Effective Amendment No. 49 (File No. 33-31375) on April 24, 2020.

ITEM 25. DIRECTORS AND OFFICERS OF AUL

NAME AND PRINCIPAL	POSITIONS AND OFFICES
BUSINESS ADDRESS*	WITH AUL
J. Scott Davison*	President and Chief Executive Officer (8/13 - present); Chairman, AUL (3/14 - present)

Richard M. Ellery*	Senior Vice President, General Counsel and Secretary (4/19 - present); Director (4/19 - present)

Jeffrey D. Holley*	Executive Vice President, Enterprise Operations, Operational Excellence and Quality (6/14 - present); Director, AUL (10/11 - present)

John C. Mason*	Senior Vice President and Chief Investment Officer (5/13 - present); Director, AUL (2/12 - present)

Sandra McCarthy*	President, Retirement Services (6/18 - present); Director (4/19 - present)

Karin W. Sarratt*	Senior Vice President and Chief Human Resources, Marketing and Communications Officer (9/16 - present); Director, AUL (12/16 - present)

* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

AMERICAN UNITED LIFE INSURANCE COMPANY (“AUL”) is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY (“AUMIHC”) is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL REINSURANCE MANAGEMENT SERVICES, LLC (“RMS”) is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL’s life reinsurance division, most reinsurance and AUL Long Term Care Solutions, Inc. were transferred to Employers Reinsurance Corporation on July 1, 2002.

MCCREADY AND KEENE, INC., (“McCready”) is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans. Effective July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement.

NEWOHIO, LLC (“NewOhio”) is an Indiana limited liability company that was formed by OneAmerica on May 2, 2011 for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

OLDOHIO, LLC (“OldOhio”) is an Indiana limited liability company that was formed by OneAmerica on September 19, 2011, for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

ONEAMERICA ASSET MANAGEMENT, LLC (“OAM”) is a limited liability company organized under the laws of Indiana on October 12, 2012. OAM acts as an investment adviser registered with the appropriate governmental or regulatory authorities and succeeds to the investment advisory business of AUL. The sole initial member of the OAM is OneAmerica Financial Partners, Inc which is wholly owned by AUMIHC.

ONEAMERICA FINANCIAL PARTNERS, INC. (“OAFP”) is a stock holding company organized under the laws of Indiana. OAFP is wholly owned by AUMIHC which must always hold at least 51 percent of the voting of the stock of OAFP. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033. OAFP owns 100 percent of the voting stock of AUL and is the sole member of OAM.

ONEAMERICA INVESTMENT ADVISORY SERVICES LLC (“OAIAS”) is a limited liability company organized under the laws of Indiana on August 3, 2016. OAIAS acts as an investment adviser registered with the appropriate governmental or regulatory authorities. The sole member of OAIAS is OneAmerica Financial Partners, Inc. which is wholly owned by AUMIHC.

ONEAMERICA RETIREMENT SERVICES LLC (“OARS”) is an Indiana limited liability company engaged in the business of providing recordkeeping and related services to retirement plans.

ONEAMERICA SECURITIES, INC. (“OAS”) (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2018, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares.  As of December 31, 2018, 400 shares are issued and outstanding all of which were purchased and are owned by AUL.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC (“Pioneer”) is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

THE STATE LIFE INSURANCE COMPANY (“State Life”) is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

REGISTRANT, AUL AMERICAN UNIT TRUST (File No. 811-5929), AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), and AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

ITEM 27. NUMBER OF CONTRACTHOLDERS

As of December 31, 2019, there were 2,371 qualified and non-qualified contracts offered by the Registrant.

ITEM 28. INDEMNIFICATION

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company provides as follows:

(a)                                 Coverage. The Corporation shall indemnfy as a matter of right, every person made a party to a proceeding because such person (an “Indemnitee”) is or was:

(i)                                     a member of the Board of Directors of the Corporation,

(ii)                                  an officer of the Corporation, or

(iii)                               while a director or officer of the Corporation, serving at the Corporation’s request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b)                                 Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

(c)                                  Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)                                 Other Activity. OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929), AUL American Individual Variable Life Unit Trust (File No. 811-08311) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

(b)                                 Management. The directors and principal officers of OneAmerica Securities, Inc. are as follows:

NAME AND PRINCIPAL	POSITIONS AND OFFICES
BUSINESS ADDRESS*	WITH ONEAMERICA SECURITIES, INC.
Matthew T. Fleetwood*	President & Director
Emilie E. Bolster*	Treasurer & Director
Terry W. Burns*	Director
Nicholas J. Cayetano*	Anti-Money Laundering Officer
Christopher G. Coudret*	Director
Bryan K. Hartley*	Financial Operations Principal
Sean P. McGoff*	Chief Compliance Officer
Cindy M. Reese*	Secretary, Chief Counsel
Eric D. Smiley*	Vice President, Operations
John W. Zeigler*	Vice President, Insurance Agency Registrations

* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

(c)                                  Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, Indiana 46206-0368.

ITEM 31. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS

The registrant hereby undertakes:

(a)                                 to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)                                 to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)                                  to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

(a)                                 The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

(b)                                 The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 24th day of April, 2020.

AUL AMERICAN UNIT TRUST
By: American United Life Insurance Company

By:
Name: J. Scott Davison*
Title: Chairman, President & CEO

AMERICAN UNITED LIFE INSURANCE COMPANY(R)
(Depositor)

By:
Name: J. Scott Davison*
Title: Chairman, President & CEO

* By:	/s/ Sean P. McGoff
Sean P. McGoff as attorney in fact
Date: April 24, 2020

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
J. Scott Davison*	Chairman, Principal Executive Officer	April 24, 2020

Richard C. Ellery*	Director	April 24, 2020

Jeffrey D. Holley*	Director, Principal Accounting & Financial Officer	April 24, 2020

John C. Mason*	Director	April 24, 2020

Sandra McCarthy*	Director	April 24, 2020

Karin W. Sarratt*	Director	April 24, 2020

*By:	/s/ Sean P. McGoff
Sean P. McGoff as attorney in fact

EXHIBITS FILED WITH FORM N-4

NUMBER IN FORM, N-4, ITEM 24(b)	NAME OF EXHIBIT

8.77	Servicing Agreement between Nationwide Fund Management, LLC and American United Life Insurance Company and OneAmerica Securities, Inc. (19)

8.78	Service Agreement between Harbor Fund Distributors and American United Life Insurance Company (19)

8.79	Administrative Services Agreement TCW Funds Distributors and American United Life Insurance Company and OneAmerica Securities, Inc. (19)

10.1	Consent of Independent Auditors (19)

10.2	Consent of Dechert LLP (19)

10.3	Power of Attorney (19)

10.4	Rule 483 Certified Resolution (19)